                                               1933 Act Registration No. 2-99356
                                                      1940 Act File No. 811-4367


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A


          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]
               Effective Amendment No. 41                                    [X]

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]
               Amendment No. 42                                              [X]


                             COLUMBIA FUNDS TRUST IX
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


                              One Financial Center
                           Boston, Massachusetts 02111
               --------------------------------------------------
                    (Address of Principal Executive Offices)


       Registrant's Telephone Number, including Area Code: 1-800-225-2365


                            R. Scott Henderson, Esq.
                         Columbia Management Group, Inc.
                              One Financial Center
                           Boston, Massachusetts 02111

                    (Name and Address of Agents for Service)


                                   Copies to:

                             Cameron S. Avery, Esq.
                             Bell, Boyd & Lloyd LLC
                           Three First National Plaza
                        70 W. Madison Street,, Suite 3300
                             Chicago, Illinois 60602

                               John M. Loder, Esq.
                                Ropes & Gray LLP
                             One International Place
                           Boston, Massachusetts 02110

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)

[ ] on (date) pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1)

[X] 75 days after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a)(2) of rule 485

                           COLUMBIA WORLD EQUITY FUND
                 (FORMERLY KNOWN AS COLUMBIA GLOBAL EQUITY FUND)
                                  (THE "FUND")

      SUPPLEMENT TO THE PROSPECTUS DATED AUGUST 1, 2005 (THE "PROSPECTUS")

      The Prospectus is hereby supplemented with the following information:

      1. The name of the Fund on the front cover of the Prospectus is revised to read "Columbia World Equity Fund."

      2. The date on the front cover of the Prospectus is revised to read "________________, 2005."

      3. The following sentence is added to the section entitled "Performance History":

      Year-to-date performance through ____________, 2005 for the following share class of the Fund was as follows:

                                 Class A -- ___%

      4. The information under the heading "For More Information - Investment Company Act file number" is revised as follows:

      Columbia Funds Series Trust I: 811-4367

            -     Columbia World Equity Fund

      5. Columbia Funds Distributor, Inc. (the Funds' distributor) and Columbia Funds Services, Inc. (the Funds' transfer agent) have changed their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.

      6. The footnotes to the table entitled "Shareholder Fees" are revised to provide that the contingent deferred sales charge ("CDSC") applicable to Class A shares applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.

      7. The section entitled "Investment Minimums" is revised in its entirety as follows:

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Please see the Statement of Additional Information for more details on investment minimums.

      8. The call-out box entitled "Choosing a Share Class" is revised in its entirety as follows:

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B AND C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

      9. The table entitled "Class A Sales Charges" is replaced in its entirety as follows:

      For Fixed Income Funds (other than Columbia Money Market Fund and Columbia Municipal Money Market Fund):

CLASS A SALES CHARGES

                                     AS A % OF THE                        % OF OFFERING PRICE
                                        PUBLIC         AS A % OF YOUR    RETAINED BY FINANCIAL
AMOUNT PURCHASED                    OFFERING PRICE       INVESTMENT             ADVISOR
Less than $50,000                        4.75               4.99                  4.25
$50,000 to less than $100,000            4.50               4.71                  4.00
$100,000 to less than $250,000           3.50               3.63                  3.00
$250,000 to less than $500,000           2.50               2.56                  2.25
$500,000 to less than $1,000,000         2.00               2.04                  1.75
$1,000,000 or more                       0.00               0.00                  0.00

      For Short-Intermediate Fixed Income Funds:

CLASS A SALES CHARGES

                                     AS A % OF THE                        % OF OFFERING PRICE
                                        PUBLIC         AS A % OF YOUR    RETAINED BY FINANCIAL
AMOUNT PURCHASED                    OFFERING PRICE       INVESTMENT             ADVISOR
Less than $100,000                       3.25               3.36                  3.00
$100,000 to less than $250,000           2.50               2.56                  2.25
$250,000 to less than $500,000           2.00               2.04                  1.75
$500,000 to less than $1,000,000         1.50               1.52                  1.25
$1,000,000 or more                       0.00               0.00                  0.00

      For Short-Term Fixed Income Funds:

CLASS A SALES CHARGES

                                     AS A % OF THE                        % OF OFFERING PRICE
                                        PUBLIC         AS A % OF YOUR    RETAINED BY FINANCIAL
AMOUNT PURCHASED                    OFFERING PRICE       INVESTMENT             ADVISOR
Less than $100,000                       1.00               1.01                  0.75
$100,000 to less than $250,000           0.75               0.76                  0.50
$250,000 to less than $1,000,000         0.50               0.50                  0.40
$1,000,000 or more                       0.00               0.00                  0.00

      10. The paragraph immediately following the table entitled "Class A Sales Charges" is revised in its entirety as follows:

Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

      11. For all Funds (other than Columbia Large Company Index Fund, Columbia Small Company Index Fund and Columbia U.S. Treasury Index Fund), the table entitled "Purchases Over $1 Million" for Class A shares is replaced in its entirety as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                           COMMISSION %
Less than $3 million                           1.00
$3 million to less than $50 million            0.50
$50 million or more                            0.25

For certain group retirement plans, financial advisors will receive a 1% commission from the distributor on all purchases less than $3 million.

      12. The section entitled "Reduced Sales Charges for Larger Investments" is revised in its entirety as follows:

      A.          What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

      B.          What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

      -     Individual accounts

      -     Joint accounts

      -     Certain IRA accounts

      -     Certain trusts

      -     UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

      C.          How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

      D.          How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, though fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

      13. All disclosure related to Class B Sales Charges under the section entitled "Sales Charges" is revised in its entirety as follows:

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

Purchases of less than $50,000

CLASS B SALES CHARGES

                                            % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE               SHARES ARE SOLD
Through first year                               5.00
Through second year                              4.00
Through third year                               3.00
Through fourth year                              3.00
Through fifth year                               2.00
Through sixth year                               1.00
Longer than six years                            0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

      14. The instructions with respect to redemptions by systematic withdrawal plan in the table under the section "How to Sell Shares" are revised in their entirety as follows:

You may automatically sell a specified dollar amount or percentage of your account on a monthly, quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance requirement has been waived for wrap accounts. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

[Control #]                                                          [Date]

Columbia Global Equity Fund             Prospectus, August 1, 2005

Class A, B and C Shares

Advised by Columbia Management Advisors, Inc.

TABLE OF CONTENTS

THE FUND                                  2
Investment Goal.........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  2
Performance History.....................  4
Your Expenses...........................  5

YOUR ACCOUNT                              7
How to Buy Shares.......................  7
Investment Minimums.....................  8
Sales Charges...........................  8
How to Exchange Shares.................. 13
How to Sell Shares...................... 13
Fund Policy on Trading of Fund Shares... 14
Distribution and Service Fees........... 17
Other Information About Your Account.... 18

MANAGING THE FUND                        20
Investment Advisor...................... 20
Portfolio Managers...................... 20
Legal Proceedings....................... 20

FINANCIAL HIGHLIGHTS                     22

APPENDIX A                               25

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Not FDIC Insured May Lose Value
No Bank Guarantee

The Fund

INVESTMENT GOAL

The Fund seeks long-term growth by investing primarily in global equities.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. and foreign equity securities. The Fund invests at least 25% of its total assets in the securities of utility companies and may invest up to 75% of the Fund's total assets in U.S. and foreign equity securities and investment-grade debt securities not issued by utility companies. The Fund's investment advisor intends to diversify the Fund's investments among a number of developed countries and market sectors and the Fund will have exposure to at least three countries, including the U.S.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

      UTILITY COMPANIES

      Utility companies in which the Fund may invest include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electricity, natural gas or other types of energy, water or other sanitary services. They also include regulated public services such as toll-roads and airports. They also include companies engaged in telecommunications, such as telephone, telegraph, satellite, microwave and other communications media (but excluding companies primarily engaged in public broadcasting, print media, cable television or the Internet). The Fund may invest in companies engaged in the manufacture and production of equipment utilized in the energy and telecommunications industries.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Utility company securities are subject to special risks. These securities are generally strongly affected by changes in interest rates, as well as by general competitive and market forces in the utilities industries. As interest rates increase, the value of securities of utility companies tends to decrease, and vice versa. In addition, utility companies may be affected by changes in government regulation. In particular, the value of utility company securities may be adversely affected by increased competition resulting from deregulation.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Because the Fund invests predominantly in foreign securities, the Fund may be particularly susceptible to market timers. Market timers generally attempt to take advantage of the way the Fund prices its shares by trading based on market information they expect will lead to a change in the Fund's net asset value on the next pricing day. Market timing activity may be disruptive to Fund management and, since a market timer's profits are effectively paid directly out of the Fund's assets, may negatively impact the investment returns of other shareholders. Although the Fund has adopted certain policies and methods intended to identify and discourage frequent trading based on this strategy, it cannot ensure that all such activity can be identified or terminated.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

      UNDERSTANDING PERFORMANCE

      Calendar Year Total Returns show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

      Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges. Class B share returns do not reflect Class A share returns after conversion of Class B shares to Class A shares (see the section "Your Account -- Sales Charges").

      The Fund's returns are compared to the Morgan Stanley Capital International World Index (MSCI Index), an unmanaged index that tracks the performance of global stocks. The Fund's returns are also compared to the Standard & Poor's Utilities Index (S&P Utilities Index), an unmanaged market capitalization weighted index of natural gas and electric companies. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

Calendar Year Total Returns (Class A)

                                    [CHART]

 1995    1996    1997    1998    1999    2000     2001    2002   2003    2004
------  ------  ------  ------  ------  ------- ------- ------- ------ ------
18.05%  12.69%  22.46%  17.44%  26.87%  -13.02% -22.19% -20.57% 29.95% 10.52%

The Class's year-to-date total return through        For the periods shown in bar chart:
June 30, 2005 was +0.67%.                            Best quarter: 4th quarter 1999, +25.44%
                                                     Worst quarter: 3rd quarter 2002, -14.48%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 Average Annual Total Returns -- for periods ended December 31, 2004

                                                               1 Year  5 Years  10 Years
                                                               ------  -------  --------
Class A (%)
  Return Before Taxes                                           4.17    -6.16     5.85
  Return After Taxes on Distributions                           4.09    -6.69     4.59
  Return After Taxes on Distributions and Sale of Fund Shares   2.80    -5.21     4.58
                                                               -----    -----     -------
Class B (%)
  Return Before Taxes                                           4.68    -6.10     5.69/(1)/
  Return After Taxes on Distributions                           4.68    -6.63     4.58/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   3.04    -5.15     4.56/(1)/
                                                               -----    -----     -------
Class C (%)
  Return Before Taxes                                           8.79    -5.79     5.68/(1)/
  Return After Taxes on Distributions                           8.79    -6.31     4.57/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   5.71    -4.90     4.55/(1)/
                                                               -----    -----     -------
MSCI Index (%)                                                 14.72    -2.45     8.09
                                                               -----    -----     -------
S&P Utilities Index (%)                                        24.28     3.73     8.15

(1) Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to their inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A shares were initially offered on October 15, 1991, and Class B and Class C shares were initially offered on March 27, 1995.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

      UNDERSTANDING EXPENSES

      Sales Charges are paid directly by shareholders to Columbia
      Funds Distributor, Inc., the Fund's distributor.

      Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

      Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

      -     $10,000 initial investment

      -     5% total return for each year

      -     Fund operating expenses remain the same

      -     Reinvestment of all dividends and distributions

      -     Class B shares convert to Class A shares after eight years

Shareholder Fees/(1)/ (paid directly from your investment)

                                                                       Class A            Class B             Class C
                                                                       -------            -------             -------
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                5.75               0.00                0.00
                                                                       ----               ------              ------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/          5.00                1.00
                                                                       ----               ------              ------
Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                                            /(3)(4)/           /(3)(4)/            /(3)(4)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3)   There is a $7.50 charge for wiring sale proceeds to your bank.

(4) A redemption fee of 2.00% may be charged on shares that were owned for 60 days or less. For more information, see "Fund Policy on Trading of Fund Shares" below.

Annual Fund Operating Expenses (deducted directly from Fund assets)

                                          Class A  Class B  Class C
Management fee/(1)/ (%)                    0.65     0.65     0.65
                                           ----     ----     ----
Distribution and service (12b-1) fees (%)  0.25     1.00     1.00
                                           ----     ----     ----
Other expenses (%)                         0.66     0.66     0.66
                                           ----     ----     ----
Total annual fund operating expenses (%)   1.56     2.31     2.31

(1) The Fund pays a management fee of 0.40% and an administration fee of 0.25%.

Example Expenses (your actual costs may be higher or lower)

Class                             1 Year  3 Years  5 Years  10 Years
                                  ------  -------  -------  --------
Class A                            $725   $1,039   $1,376    $2,325
                                   ----   ------   ------    ------
Class B: did not sell your shares  $234   $  721   $1,235    $2,458
         sold all your shares at
         the end of the period     $734   $1,021   $1,435    $2,458
                                   ----   ------   ------    ------
Class C: did not sell your shares  $234   $  721   $1,235    $2,646
         sold all your shares at
         the end of the period     $334   $  721   $1,235    $2,646

See Appendix A for additional hypothetical investment and expense information.

Your Account

HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

 Outlined below are the various options for buying shares:

Method             Instructions

Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York
                   Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

By check           For new accounts, send a completed application and check
(new account)      made payable to the Fund to the transfer agent, Columbia
                   Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                   Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for shares of the same class (and, in some cases, certain other classes) of the Fund at no additional cost.
                   There may be an additional sales charge if exchanging from a money market fund. To exchange by telephone, call
                   1-800-422-3737.

By wire You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 for wiring instructions.

By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. There may be an additional sales charge if exchanging from a money market fund. Be sure to complete the appropriate section of the account application for this feature.

By dividend        You may automatically invest dividends distributed by another
diversification    fund into the same class of shares (and, in some cases,
                   certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if exchanging from a money market fund. To invest your dividends in the Fund, call 1-800-345-6611.

INVESTMENT MINIMUMS

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For participants in the Automatic Investment Plan the initial investment minimum is $50. For participants in certain retirement plans the initial investment minimum is $25. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Please see the Statement of Additional Information for more details on investment minimums.

SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge ("CDSC") when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.

      CHOOSING A SHARE CLASS

      The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

Class A shares Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

 Class A Sales Charges

                                                            % of offering
                                    As a %                      price
                                 of the public    As a %     retained by
                                   offering      of your      financial
Amount purchased                     price      investment     advisor
----------------                 -------------  ----------   -------------
Less than $50,000                    5.75          6.10         5.00
                                     ----          ----         ----
$50,000 to less than $100,000        4.50          4.71         3.75
                                     ----          ----         ----
$100,000 to less than $250,000       3.50          3.63         2.75
                                     ----          ----         ----
$250,000 to less than $500,000       2.50          2.56         2.00
                                     ----          ----         ----
$500,000 to less than $1,000,000     2.00          2.04         1.75
                                     ----          ----         ----
$1,000,000 or more                   0.00          0.00         0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

 Purchases Over $1 Million

Amount purchased                     Commission %
-----------------------------------  ------------
Less than $3 million                    1.00
                                        ----
$3 million to less than $5 million      0.80
                                        ----
$5 million to less than $25 million     0.50
                                        ----
$25 million or more                     0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

      UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

      Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.

Reduced Sales Charges for Larger Investments.

  A.   What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

Statement of Intent You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.

  B.   What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

   -  Individual accounts

   -  Joint accounts

   -  Certain IRA accounts

   -  Certain trusts

   -  UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.

  C.   How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.

  D.   How can I obtain more information about breakpoint discounts?

Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

Class B shares Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below. Purchases of less than $250,000:

 Class B Sales Charges

                              % deducted when
Holding period after purchase shares are sold
    Through first year             5.00
                                   ----
    Through second year            4.00
                                   ----
    Through third year             3.00
                                   ----
    Through fourth year            3.00
                                   ----
    Through fifth year             2.00
                                   ----
    Through sixth year             1.00
                                   ----
    Longer than six years          0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the period during which a CDSC would apply when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation (as described above) apply, so that if the combined value of the eligible Fund accounts in all classes maintained by you and each member of your immediate family (as defined above), together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to a lower CDSC and the applicable reduced holding period, provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. This Class B share discount program for larger purchases (as further described in the charts below) is not applicable to Class B shares received by former Galaxy Fund Prime B shareholders in connection with the reorganization of the former Galaxy Fund.

Purchases of $250,000 to less than $500,000:

 Class B Sales Charges

                              % deducted when
Holding period after purchase shares are sold
   Through first year              3.00
                                   ----
   Through second year             2.00
                                   ----
   Through third year              1.00
                                   ----
   Longer than three years         0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase. Purchases of $500,000 to less than $1 million:

 Class B Sales Charges

                              % deducted when
Holding period after purchase shares are sold
     Through first year            3.00
                                   ----
     Through second year           2.00
                                   ----
     Through third year            1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or to a financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

Class C shares Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

 Class C Sales Charges

                              % deducted when
Holding period after purchase shares are sold
    Through first year             1.00
                                   ----
    Longer than one year           0.00

HOW TO EXCHANGE SHARES

You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Shareholders of Columbia Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Columbia Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

Outlined below are the various options for selling shares:

Method             Instructions

Through your       You may call your financial advisor to place your sell order.
financial advisor  To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees for executing a redemption for you.

By exchange        You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at no additional cost. To exchange by telephone, call
                   1-800-422-3737.

By telephone       You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days.
                   The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts.
                   For details, call 1-800-799-7526.

By mail You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611. Mail your letter of instruction to Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

By systematic      You may automatically sell a specified dollar amount or
withdrawal plan    percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                   Be sure to complete the appropriate section of the account application for this feature.

By electronic You may sell shares of the Fund and request that the proceeds funds transfer be electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, the Fund imposes a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase, as described below.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges. The Fund will assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds of Fund shares that are redeemed (either by selling shares or exchanging into another Columbia Fund) within 60 days of their purchase. The redemption fee is paid to the Fund.

The redemption fee is imposed on Fund shares redeemed (including redemptions by exchange) within 60 days of purchase. In determining which shares are being redeemed, we generally apply a first-in, first-out approach. For Fund shares acquired by exchange, the holding period prior to the exchange will not be considered in determining whether to assess the redemption fee.

The redemption fee will not be imposed if you qualify for a waiver and the Fund has received proper notification, unless the waiver is automatic as noted below. We'll redeem any shares that are eligible for a waiver first.

A Fund shareholder won't pay an otherwise applicable redemption fee on any of the following transactions:

      - shares sold following the death or disability (as defined in the tax code) of the shareholder, including a registered joint owner

      - shares sold by or distributions from participant directed retirement plans, such as 401(k), 403(b) 457, Keogh, profit sharing, and money purchase pension accounts, where the Fund does not have access to information about the individual participant account activity, except where the Fund has received an indication that the plan administrator is able to assess the redemption fee to the appropriate accounts (automatic)

      - shares sold by certain investment funds, including those that Columbia Management Advisors, Inc. or its affiliates may manage (automatic)

      - shares sold as part of an automatic rebalancing within an asset allocation program or by certain wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Fund that the program is not designed to be a vehicle for market timing

      - shares sold by accounts maintained by a financial institution or intermediary where the Fund has received information reasonably satisfactory to the Fund indicating that the financial institution or intermediary maintaining the account is unable for administrative reasons to assess the redemption fee to underlying shareholders

      - shares sold by an account which has demonstrated a hardship, such as a medical emergency, as determined in the absolute discretion of the Fund

      - shares that were purchased by reinvested dividends (automatic) . the following retirement plan distributions:

            - lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy" plan)

            - distributions from an individual retirement account ("IRA") or Custodial Account under Section 403(b)(7) of the tax code, following attainment of age 59 1/2

The Fund also has the discretion to waive the 2.00% redemption fee if the Fund is in jeopardy of failing the 90% income test or losing its RIC qualification for tax purposes.

As described above, certain intermediaries do not assess redemption fees to certain categories of redemptions that do not present significant market timing concerns (such as automatic withdrawal plan redemptions). In these situations, the Fund's ability to assess redemption fees is generally limited by the intermediary's policies and, accordingly, no redemption fees will be assessed on such redemptions.

DISTRIBUTION AND SERVICE FEES

Rule 12b-1 Plan The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedules applicable to Class B shares.

Additional Intermediary Compensation In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of the Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.

OTHER INFORMATION ABOUT YOUR ACCOUNT

How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

   Dividends       Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.

   Capital gains Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

      UNDERSTANDING FUND DISTRIBUTIONS

      The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Distribution Options The Fund distributes any dividends and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

 Distribution Options

   Reinvest all distributions in additional shares of your current fund

   Reinvest all distributions in shares of another fund

   Receive dividends in cash (see options below) and reinvest capital gains

   Receive all distributions in cash (with one of the following options):

 -  send the check to your address of record

 -  send the check to a third party address

 -  transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. The Fund's investments in foreign securities may be subject to foreign withholding taxes. You may be entitled to claim a credit or deduction with respect to foreign taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

Managing the Fund

INVESTMENT ADVISOR

Columbia Management Advisors, Inc. ("Columbia Management"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. ("CMG"), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to June 15, 2005, CMG was a corporation. Effective June 15, 2005, CMG converted to a limited liability company. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2005 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.40% of average daily net assets of the Fund. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's annual report to shareholders for the fiscal year ended March 31, 2005.

PORTFOLIO MANAGERS

Brian Condon, a vice president and head of systematic research of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since June, 2005. Mr. Condon has been associated with Columbia Management or its predecessors since 2000.

Colin Moore, an executive vice president and head of equity of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since September, 2004. Mr. Moore has been associated with Columbia Management or its predecessors since September, 2002. Prior to September, 2002, Mr. Moore was chief investment officer of global/international value equities and associate director of research at Putnam Investments.

Sean P. Wilson, a senior portfolio manager and co-head of the institutional large cap core equity team of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since October, 2003. Mr. Wilson has been associated with Columbia Management or its predecessors since June, 2003. Prior to June, 2003, Mr. Wilson was managing director, director of equity research and senior portfolio manager at Rockefeller & Company.

The Statement of Additional Information provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Fund.

LEGAL PROCEEDINGS

On February 9, 2005, Columbia Management and Columbia Funds Distributor, Inc. ("CFD") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia Management and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the funds' independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the Fund or its shareholders can not currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL"). The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, removal of the trustees of the funds, removal of Columbia Management and CFD, disgorgement of all management fees and monetary damages. The MDL is ongoing.

On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the funds and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the funds and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

In 2004, certain Columbia Funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits seek damages and allege, inter alia that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as IN RE COLUMBIA ENTITIES LITIGATION. The plaintiffs filed a consolidated amended complaint on June 9, 2005.

On March 21, 2005, purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the last five fiscal years, which run from April 1 to March 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

The Fund

                                                 Year ended    Period ended
                                                 March 31,      March 31,               Year ended October 31,
                                                    2005        2004/(a)/         2003       2002     2001       2000
                                                  Class A        Class A         Class A    Class A  Class A    Class A
                                                -----------    -------------   -----------  -------  -------   --------
 Net asset value --
 Beginning of period ($)                         11.09           10.19           8.12        10.36     16.51     16.85
                                                ------          ------         ------       ------   -------   -------
 Income from Investment Operations ($):
   Net investment income (loss)/(b)/              0.07/(c)/      (0.02)          0.01         0.02      0.03      0.04
   Net realized and unrealized gain (loss) on
    investments, foreign currency and foreign
    capital gains tax                             0.81            0.92           2.06        (2.26)    (4.04)     1.34
                                                ------          ------         ------       ------   -------   -------
  Total from Investment Operations                0.88            0.90           2.07        (2.24)    (4.01)     1.38
                                                ------          ------         ------       ------   -------   -------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                    (0.05)             --             --           --        --     (0.01)
   From net realized gains                          --              --             --           --     (2.12)    (1.71)
   In excess of net realized gains                  --              --             --           --     (0.02)       --
                                                ------          ------         ------       ------   -------   -------
  Total Distributions Declared to Shareholders   (0.05)             --             --           --     (2.14)    (1.72)
                                                ------          ------         ------       ------   -------   -------
 Net asset value --
 End of period ($)                               11.92           11.09          10.19         8.12     10.36     16.51
                                                ------          ------         ------       ------   -------   -------
  Total return (%)/(d)/                           7.99            8.83/(e)/     25.49/(f)/  (21.62)   (27.50)     7.89
                                                ------          ------         ------       ------   -------   -------
 Ratios to Average Net Assets/
 Supplemental Data (%):
   Expenses/(g)/                                  1.56            1.64/(h)/      1.66         1.57      1.39      1.23/(i)/
   Net investment income (loss)/(g)/              0.59           (0.34)/(h)/     0.13         0.17      0.26      0.20/(i)/
   Waiver/reimbursement                             --              --           0.03           --        --        --
  Portfolio turnover rate (%)                       68              57/(e)/        95           59        84        63
  Net assets, end of period (000's) ($)         78,479          84,393         82,366       79,227   127,953   169,701

(a) The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2004.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Net investment income per share reflects a special dividend which amounted to $0.03 per share.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge. (e) Not annualized.

(f) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%. (h) Annualized.

(i) During the year ended October 31, 2000, the Fund experienced a one-time reduction in its expenses of 0.04% as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the accrual rate at which expenses were incurred throughout the year without the reduction.

                                                 Year ended    Period ended
                                                  March 31,     March 31,               Year ended October 31,
                                                    2005        2004/(a)/         2003       2002     2001       2000
                                                   Class B       Class B         Class B    Class B  Class B    Class B
                                                ------------   -------------   -----------  -------  -------   --------
 Net asset value --
 Beginning of period ($)                         10.71            9.87           7.93        10.19   16.39     16.84
                                                ------          ------         ------       ------   -----     -----
 Income from Investment Operations ($):
   Net investment loss/(b)/                      (0.02)/(c)/     (0.05)         (0.05)       (0.05)  (0.06)    (0.09)
   Net realized and unrealized gain (loss) on
    investments, foreign currency and foreign
    capital gains tax                             0.79            0.89           1.99        (2.21)  (4.00)     1.33
                                                ------          ------         ------       ------   -----     -----
  Total from Investment Operations                0.77            0.84           1.94        (2.26)  (4.06)     1.24
                                                ------          ------         ------       ------   -----     -----
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                       --              --             --           --      --     (0.01)
   From net realized gains                          --              --             --           --   (2.12)    (1.68)
   In excess of net realized gains                  --              --             --           --   (0.02)       --
                                                ------          ------         ------       ------   -----     -----
  Total Distributions Declared to Shareholders      --              --             --           --   (2.14)    (1.69)
                                                ------          ------         ------       ------   -----     -----
 Net asset value --
 End of period ($)                               11.48           10.71           9.87         7.93   10.19     16.39
                                                ------          ------         ------       ------   -----     -----

  Total return (%)/(d)/                           7.19            8.51/(e)/     24.46/(f)/  (22.18) (28.08)     6.97
                                                ------          ------         ------       ------   -----     -----
 Ratios to Average Net Assets/
 Supplemental Data (%):
   Expenses/(g)/                                  2.31            2.39/(h)/      2.41         2.32    2.14      1.98/(i)/
   Net investment loss/(g)/                      (0.16)          (1.09)/(h)/    (0.62)       (0.58)  (0.49)    (0.55)/(i)/
   Waiver/reimbursement                             --              --           0.03           --      --        --
  Portfolio turnover rate (%)                       68              57/(e)/        95           59      84        63
  Net assets, end of period (000's) ($)         16,129          19,896         20,086       20,311  38,083    15,405

(a) The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2004.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Net investment loss per share reflects a special dividend which amounted to $0.03 per share.

(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)   Not annualized.

(f) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%. (h) Annualized.

(i) During the year ended October 31, 2000, the Fund experienced a one-time reduction in its expenses of 0.04% as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the accrual rate at which expenses were incurred throughout the year without the reduction.

                                                 Year ended    Period ended
                                                 March 31,      March 31,              Year ended October 31,
                                                    2005        2004/(a)/         2003       2002      2001      2000
                                                  Class C        Class C         Class C    Class C  Class C   Class C
                                                ------------   -------------   ----------   -------  -------   --------
 Net asset value --
 Beginning of period ($)                         10.70           9.86           7.93         10.20    16.40    16.84
                                                 -----          -----          -----        ------   ------    -----
 Income from Investment Operations ($):
   Net investment loss/(b)/                      (0.02)/(c)/    (0.05)         (0.05)        (0.05)   (0.06)   (0.09)
   Net realized and unrealized gain (loss) on
    investments, foreign currency and foreign
    capital gains tax                             0.79           0.89           1.98         (2.22)   (4.00)    1.34
                                                 -----          -----          -----        ------   ------    -----
  Total from Investment Operations                0.77           0.84           1.93         (2.27)   (4.06)    1.25
                                                 -----          -----          -----        ------   ------    -----
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                       --             --             --            --       --    (0.01)
   From net realized gains                          --             --             --            --    (2.12)   (1.68)
   In excess of net realized gains                  --             --             --            --    (0.02)      --
                                                 -----          -----          -----        ------   ------    -----
  Total Distributions Declared to Shareholders      --             --             --            --    (2.14)   (1.69)
                                                 -----          -----          -----        ------   ------    -----
 Net asset value --
 End of period ($)                               11.47          10.70           9.86          7.93    10.20    16.40
                                                 -----          -----          -----        ------   ------    -----
  Total return (%)/(d)/                           7.20           8.52/(e)/     24.34/(f)/   (22.25)  (28.06)    7.03
                                                 -----          -----          -----        ------   ------    -----
 Ratios to Average Net Assets/
 Supplemental Data (%):
   Expenses/(g)/                                  2.31           2.39/(h)/      2.41          2.32     2.14     1.98/(i)/
   Net investment loss/(g)/                      (0.16)         (1.09)/(h)/    (0.62)        (0.58)   (0.49)   (0.55)/(i)/
   Waiver/reimbursement                             --             --           0.03            --       --       --
  Portfolio turnover rate (%)                       68             57/(e)/        95            59       84       63
  Net assets, end of period (000's) ($)          1,076          1,129          1,017         1,041    1,696    1,030

(a) The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2004.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Net investment loss per share reflects a special dividend which amounted to $0.03 per share.

(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)   Not annualized.

(f) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%. (h) Annualized.

(i) During the year ended October 31, 2000, the Fund experienced a one-time reduction in its expenses of 0.04% as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the accrual rate at which expenses were incurred throughout the year without the reduction.

Appendix A

Hypothetical Investment and Expense Information

The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Fund assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is reflected in the charts and is net of fee waivers or expense reimbursements. Your actual costs may be higher or lower.

Class A Shares/(1)/

Annual Expense Ratio    Initial Hypothetical Investment Amount     Assumed Rate of Return
--------------------    --------------------------------------     ----------------------
       1.56%                       $10,000.00                                 5%

                                  Hypothetical Year-                         Hypothetical Year-
          Cumulative Return       End Balance Before    Cumulative Return    End Balance After   Annual Fees &
Year    Before Fees & Expenses     Fees & Expenses    After Fees & Expenses   Fees & Expenses      Expenses
----    ----------------------    ------------------  ---------------------  ------------------  -------------
 1               5.00%                $ 9,896.25               3.44%             $ 9,749.22        $  724.56
 2              10.25%                $10,391.06               7.00%             $10,084.59        $  154.70
 3              15.76%                $10,910.62              10.68%             $10,431.50        $  160.03
 4              21.55%                $11,456.15              14.49%             $10,790.35        $  165.53
 5              27.63%                $12,028.95              18.42%             $11,161.53        $  171.22
 6              34.01%                $12,630.40              22.50%             $11,545.49        $  177.11
 7              40.71%                $13,261.92              26.71%             $11,942.66        $  183.21
 8              47.75%                $13,925.02              31.07%             $12,353.48        $  189.51
 9              55.13%                $14,621.27              35.58%             $12,778.44        $  196.03
 10             62.89%                $15,352.33              40.24%             $13,218.02        $  202.77
Total Gain Before Fees & Expenses     $ 5,927.33
Total Gain After Fees & Expenses                                                 $ 3,793.02
Total Annual Fees & Expenses Paid                                                                  $2,324.68

(1) For Class A shares, the year one Annual Fees & Expenses and Hypothetical Year-End Balance Before Fees & Expenses information shown include the dollar amount and effect of any applicable front-end sales charge of the Fund.

Class B Shares

Annual Expense Ratio    Initial Hypothetical Investment     Amount Assumed Rate of Return
--------------------    -------------------------------     -----------------------------
       2.31%                       $10,000.00                         5%

                                  Hypothetical Year-                         Hypothetical Year-
          Cumulative Return       End Balance Before    Cumulative Return    End Balance After   Annual Fees &
Year    Before Fees & Expenses     Fees & Expenses    After Fees & Expenses   Fees & Expenses      Expenses
----    ----------------------    ------------------  ---------------------  ------------------  -------------
 1               5.00%                $10,500.00               2.69%             $10,269.00        $  234.11
 2              10.25%                $11,025.00               5.45%             $10,545.24        $  240.40
 3              15.76%                $11,576.25               8.29%             $10,828.90        $  246.87
 4              21.55%                $12,155.06              11.20%             $11,120.20        $  253.51

 5              27.63%                $12,762.82              14.19%             $11,419.33        $  260.33
 6              34.01%                $13,400.96              17.27%             $11,726.51        $  267.33
 7              40.71%                $14,071.00              20.42%             $12,041.96        $  274.53
 8              47.75%                $14,774.55              23.66%             $12,365.89        $  281.91
 9              55.13%                $15,513.28              27.91%             $12,791.27        $  196.23
 10             62.89%                $16,288.95              32.31%             $13,231.29        $  202.98
Total Gain Before Fees & Expenses     $ 6,288.95
Total Gain After Fees & Expenses                                                 $ 3,231.29
Total Annual Fees & Expenses Paid                                                                  $2,458.20

Class C Shares

Annual Expense Ratio    Initial Hypothetical Investment Amount    Assumed Rate of Return
--------------------    --------------------------------------    ----------------------
       2.31%                       $10,000.00                            5%

                                  Hypothetical Year-                         Hypothetical Year-
          Cumulative Return       End Balance Before    Cumulative Return    End Balance After   Annual Fees &
Year    Before Fees & Expenses     Fees & Expenses    After Fees & Expenses   Fees & Expenses      Expenses
----    ----------------------    ------------------  ---------------------  ------------------  -------------
 1               5.00%                $10,500.00               2.69%             $10,269.00        $  234.11
 2              10.25%                $11,025.00               5.45%             $10,545.24        $  240.40
 3              15.76%                $11,576.25               8.29%             $10,828.90        $  246.87
 4              21.55%                $12,155.06              11.20%             $11,120.20        $  253.51
 5              27.63%                $12,762.82              14.19%             $11,419.33        $  260.33
 6              34.01%                $13,400.96              17.27%             $11,726.51        $  267.33
 7              40.71%                $14,071.00              20.42%             $12,041.96        $  274.53
 8              47.75%                $14,774.55              23.66%             $12,365.89        $  281.91
 9              55.13%                $15,513.28              26.99%             $12,698.53        $  289.49
 10             62.89%                $16,288.95              30.40%             $13,040.12        $  297.28
Total Gain Before Fees & Expenses     $ 6,288.95
Total Gain After Fees & Expenses                                                 $ 3,040.12
Total Annual Fees & Expenses Paid                                                                  $2,645.77

Notes
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FOR MORE INFORMATION

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Columbia Funds Trust III: 811-881

-  Columbia Global Equity Fund

[Logo] ColumbiaFunds\(R)\

       A Member of Columbia Management Group

       (C)2005 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com

                                                              PRO-36/88318-0705

                           COLUMBIA WORLD EQUITY FUND
                    A SERIES OF COLUMBIA FUNDS SERIES TRUST I
                       STATEMENT OF ADDITIONAL INFORMATION
                               _____________, 2005

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Columbia World Equity Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated __________, 2005. This SAI should be read together with the Fund's Prospectus and the most recent Annual Report dated March 31, 2005 of Columbia Global Equity Fund, a series of Columbia Funds Trust III, the predecessor to the Fund (the "Predecessor Fund"). Investors may obtain a free copy of the Prospectus and Annual Report from Columbia Management Distributor, Inc. (CMD), One Financial Center, Boston, MA 02111-2621 or by calling 1-800-426-3750. The financial statements and Report of Independent Registered Public Accounting Firm appearing in the March 31, 2005 Annual Report of the Predecessor Fund, are incorporated into this SAI by reference.

Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by CMD generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.

TABLE OF CONTENTS

                                                                                          PAGE
PART 1
Definitions                                                                                 b
Organization and History                                                                    b
Investment Goal and Policies                                                                b
Fundamental Investment Policies                                                             b
Other Investment Policies                                                                   c
Portfolio Turnover                                                                          d
Fund Charges and Expenses                                                                   d
Custodian of the Fund                                                                       k
Independent Registered Public Accounting Firm of the Fund                                   k

PART 2
Miscellaneous Investment Practices                                                         [ ]
Taxes                                                                                      [ ]
Additional Tax Matters Concerning Trust Shares                                             [ ]
Management of the Funds                                                                    [ ]
Determination of Net Asset Value                                                           [ ]
How to Buy Shares                                                                          [ ]
Special Purchase Programs/Investor Services                                                [ ]
Programs for Reducing or Eliminating Sales Charges                                         [ ]
How to Sell Shares                                                                         [ ]
Distributions                                                                              [ ]
How to Exchange Shares                                                                     [ ]
Suspension of Redemptions                                                                  [ ]
Shareholder Liability                                                                      [ ]
Shareholder Meetings                                                                       [ ]
Appendix I                                                                                 [ ]
Appendix II                                                                                [ ]



SUP-39/88319-0705

                                     PART 1
                           COLUMBIA WORLD EQUITY FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                                  _______, 2005

DEFINITIONS

"Fund"                           Columbia World Equity Fund
"Trust"                          Columbia Funds Series Trust I
"Advisor" or "Administrator"     Columbia Management Advisors, Inc., the Fund's investment advisor and administrator
"CMD"                            Columbia Management Distributor, Inc., the Fund's distributor
"CMS"                            Columbia Management Services, Inc., the Fund's shareholder services and transfer agent

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1987. The Fund is an open-end diversified management investment company representing the entire interest in a separate series of the Trust. The Fund commenced investment
operations as a series of the Trust on    , 2006. Prior to    , 2006 (the "Fund
Reorganization Date"), the Fund was organized as a series of Columbia Funds Trust III, a Massachusetts business trust (the "Predecessor Fund") that commenced investment operations on August 23, 1991. The information provided for the Fund in this SAI for periods prior to the Fund Reorganization Date relates to the Predecessor Fund. The Trust changed its name from "Liberty-Stein Roe Funds Municipal Trust" to "Columbia Funds Trust IX" effective October 13, 2003. Effective ____________, 2005, the name of the Trust was changed from "Columbia Funds Trust IX" to its current name.

INVESTMENT GOAL AND POLICIES

The Fund's Prospectus describes the Fund's investment goal, investment strategies and risks. Part 1 of this SAI contains additional information concerning, among other things, the investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Fund:

         Lower Rated Bonds
         Foreign Securities
         Money Market Instruments
         Forward Commitments
         Repurchase Agreements
         Futures Contracts and Related Options
         Foreign Currency Transactions
         Securities Lending
         Zero Coupon Securities
         Pay-In-Kind Securities
         Options on Securities
         Rule 144A Securities

Except as indicated below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940, as amended (the "1940 Act") provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

As fundamental investment policies, the Fund may not:

1. Underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered investment companies;

2. Purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and

                                        b
      may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein;

3. Purchase or sell commodities, except that the Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts;

4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief;

5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief;

6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief;

7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) the Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

OTHER INVESTMENT POLICIES

As non-fundamental investment policies, which may be changed without a shareholder vote, the Fund may not:

1. Invest in illiquid securities, including repurchase agreements maturing in more than seven days but excluding securities which may be resold pursuant to Rule 144A under the Securities Act of 1933, if, as a result thereof, more than 15% of the net assets (taken at market value at the time of each investment of the Fund, as the case may be) would be invested in such securities and except that the Fund may invest all or substantially all of its assets in another registered investment company having substantially the same investment objective as the Fund;

2. Invest in companies for the purpose of exercising control or management except that the Fund may invest all or substantially all its assets in another registered investment company having substantially the same investment restrictions as the Fund;

3. Invest in the voting securities of a public utility company if, as a result, it would own 5% or more of the outstanding voting securities of more than one public utility company;

4. Make investments in the securities of other investment companies except that the Fund may invest all or substantially all its assets in another registered investment company having substantially the same investment restrictions as the Fund;

5. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned by the Fund except (a) as may be necessary in connection with borrowings mentioned in (1) under Fundamental Investment Policies, and (b) the Fund may enter into futures and options transactions; or

6. Invest more than 5% of its total assets in puts, calls, straddles, spreads, or any combination thereof (except that the Fund may enter into transactions in options, futures and options on futures).

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the 1940 Act's diversification requirement, an issuer is the entity whose revenues support the security.

                                        c

PORTFOLIO TURNOVER

Portfolio turnover is included in the Prospectus under "Financial Highlights." The Fund may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with the Fund's investment goal. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover may cause the Fund to realize capital gains which, if realized and distributed by the Fund, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund.

During the twelve month period ended October 31, 2003, the Fund experienced a higher rate of portfolio turnover than during the previous fiscal year. This was due largely to the repositioning of the Fund during the fourth quarter. With an improving investment environment in the second quarter and with improving global economic activity, the manager reduced the Fund's percentage in US holdings and increased its non-US holdings.

During the five month period ended March 31, 2004, the Fund experienced a lower rate of portfolio turnover than during the previous fiscal year. This was due largely to the lower reallocation activity between countries than the previous year which, therefore, required fewer purchases and sales within the portfolio.

FUND CHARGES AND EXPENSES

Under the Fund's management agreement, the Fund pays the Advisor a monthly fee based on the average daily net assets of the Fund at the annual rate of 0.40% for the first billion and 0.35% over $1 billion. The Fund also pays the Advisor a monthly administrative fee of 0.25%.

The Advisor is responsible for providing pricing and bookkeeping services to the Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Corporation (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:

-     An annual flat fee of $10,000, paid monthly; and

- In any month that the Fund has average net assets of more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

The Fund reimburses the Advisor for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.

Effective November 1, 2003, the Fund pays a shareholders' servicing and transfer agency fee to CMS as follows:

An annual open account fee of $28 per open account, plus the Fund's allocated share of reimbursement for the out-of-pocket expenses of CMS.

Prior to November 1, 2003, the Fund paid a shareholders' servicing and transfer agency fee to CMS as follows:

- An account fee for each open account of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

- An account fee for each closed account of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

- A transaction fee of $1.40 per transaction occurring in Fund accounts during any month; plus

- A monthly fee at the rate of 0.06% per annum of the average daily closing value of the total net assets of the Fund for such month; plus

- The Fund's allocated share of CMS' out-of-pocket expenses, including fees payable to DST Systems, Inc. (DST) under a remote services agreement with DST.

                                        d

RECENT FEES PAID TO THE ADVISOR, ADMINISTRATOR, CMD AND CMS (dollars in thousands)

                                                                            Period ended
                                                     Year ended March 31,    March 31,      Years ended October 31,
                                                            2005              2004(a)           2003          2002
                                                    --------------------    ------------        ----          ----
Management fee                                              $393                $177            $391          $538
Administration fee                                           245                 110             245           336
Pricing and bookkeeping fee                                   47                  17              35            63
Shareholder service and transfer agent fee                   415                 214             576           656
12b-1 fees:
  Service fee (Class A)                                      199                  88             193           261
  Service fee (Class B)                                       44                  21              49            72
  Service fee (Class C)                                        3                   1               2             3
  Distribution fee (Class B)                                 133                  63             147           215
  Distribution fee (Class C)                                   8                   3               7            10
Fees and expenses waived or reimbursed by Advisor            ---                 ---             (30)          ---

(a) The Fund changed its fiscal year end from October 31 to March 31 in 2004.

BROKERAGE COMMISSIONS (dollars in thousands)

                                                                            Period ended
                                                    Year ended March 31,     March 31,      Years ended October 31,
                                                             2005             2004(a)           2003          2002
                                                    --------------------    ------------     -------       -------
Total commissions                                          $  176            $    84         $   411       $   197
Directed transactions (b)                                   4,078             19,137          15,708        29,973
Commissions on directed transactions                           12                 36              48            78

(a)   The Fund changed its fiscal year end from October 31 to March 31 in 2004.

(b) See "Management of the Funds - Portfolio Transactions - Brokerage and Research Services" in Part 2 of this SAI.

The Trust is required to identify any securities of its "regular brokers or dealers" that the Fund has acquired during its most recent fiscal year. At March 31, 2005, the Fund held securities of its "regular brokers or dealers" as set forth below:

Broker/Dealer                                      Value
-------------                                      -----
Merrill Lynch & Co.                                $718,820
E*Trade Group, Inc.                                 402,000

TRUSTEES AND TRUSTEES' FEES

Fund Complex consists of the following funds:

The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia Funds Trust VII, the series of Liberty Variable Investment Trust and 8 closed-end management investment company portfolios (the "Liberty Funds").

The series of Columbia Funds Trust VIII, the series of Columbia Funds Trust IX, the series of Columbia Funds Trust XI and the series of SteinRoe Variable Investment Trust (the "Stein Roe Funds").

Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (the "All-Star Funds").

Columbia Management Multi-Strategy Hedge Fund, LLC.

                                       e

Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust (the "Columbia Funds").

The series of The Galaxy Funds (the "Galaxy Funds").

The series of Columbia Acorn Trust and the series of Wanger Advisors Trust (the "Acorn Funds" and "WAT Funds," respectively).

The Advisor or its affiliates pay the compensation of all the officers of the funds in the Fund Complex advised by the Advisor, including Trustees who are affiliated with the Advisor. For the year ended March 31, 2005 and the calendar year ended December 31, 2004, the Trustees received the following compensation for serving as Trustees:

                                                                                    Total Compensation From the
                                    Pension or          Aggregate Compensation        Fund Complex Paid To the
                                Retirement Benefits     From the Fund for the             Trustees For the
                                Accrued As Part of        Fiscal Year Ended             Calendar Year Ended
Trustee(a)                       Fund Expenses(b)           March 31, 2005              December 31, 2004(a)
---------------------           -------------------     ----------------------      ---------------------------
Douglas A. Hacker                      N/A                       $626                         $135,000
Janet Langford Kelly                   N/A                        678                          148,500
Richard W. Lowry                       N/A                        563                          150,700
William E. Mayer                       N/A                        652                          166,700
Charles R. Nelson                      N/A                        644                          141,500
John J. Neuhauser                      N/A                        596                          158,284
Patrick J. Simpson(c)                  N/A                        586                          129,000
Thomas E. Stitzel                      N/A                        678                          149,000
Thomas C. Theobald(d)                  N/A                        760                          172,500
Anne-Lee Verville(e)                   N/A                        709                          157,000
Richard L. Woolworth                   N/A                        593                          131,000

(a) As of December 31, 2004, the Fund Complex consisted of 127 open-end and 11 closed-end management investment company portfolios.

(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(c) During the fiscal year ended March 31, 2005, and the calendar year ended December 31, 2004, Mr. Simpson deferred $586 of his compensation from the Fund, and $129,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Simpson's account under that plan was $143,646.

(d) During the fiscal year ended March 31, 2005, and the calendar year ended December 31, 2004, Mr. Theobald deferred $385 of his compensation from the Fund, and $90,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Theobald's account under that plan was $157,328.

(e) During the fiscal year ended March 31, 2005, and the calendar year ended December 31, 2004, Ms. Verville deferred $169 of her compensation from the Fund, and $55,000 of her total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Ms. Verville's account under that plan was $653,275.

ROLE OF THE BOARD OF TRUSTEES

The Trustees of the Funds are responsible for the overall management and supervision of the Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with service providers for the Funds and review the Fund's performance. The Trustees have created several committees to perform specific functions for the Funds. Mr. Theobald was elected Chairman of the Board of Trustees of the Liberty Funds, Stein Roe Funds and Columbia Funds effective December, 2003.

                                       f

AUDIT COMMITTEE

Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board of Trustees of the Funds. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent registered public accounting firm, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Funds and certain service providers. For the fiscal year ended March 31, 2005, the Audit Committee convened eleven times.

GOVERNANCE COMMITTEE

Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Funds. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Funds. For the fiscal year ended March 31, 2005, the Governance Committee convened six times.

ADVISORY FEES & EXPENSES COMMITTEE

Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Funds. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. For the fiscal year ended March 31, 2005, the Advisory Fees & Expenses Committee convened eight times.

COMPLIANCE COMMITTEE

Ms. Kelly, Messrs. Nelson, Simpson and Stitzel and Ms. Verville are members of the Compliance Committee of the Board of Trustees of the Funds. Mr. Stitzel became a member of the Compliance Committee on May 8, 2005. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Trust. The Committee uses legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Trust's investment adviser, principal underwriter and transfer agent. For the fiscal year ended March 31, 2005, the Compliance Committee convened six times.

INVESTMENT OVERSIGHT COMMITTEES

Beginning in 2004, each Trustee of the Funds also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Fund Complex and gives particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Fund Complex which they review:

      IOC#1: Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing funds in the following asset categories: Large Growth Diversified, Large Growth Concentrated, Small Growth, Outside Managed (i.e., sub-advised) and Municipal.

      IOC#2: Mr. Hacker and Ms. Verville are responsible for reviewing funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed Income - Multi Sector, Fixed Income - Core and Young Investor.

      IOC#3: Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Large Value, Mid Cap Value, Small Value, Asset Allocation, High Yield and Money Market.

                                        g

      IOC#4: Messrs. Nelson, Simpson and Woolworth are responsible for reviewing funds in the following asset categories: Large/Multi-Cap Blend, Mid Cap Growth, Small Growth, Asset Allocation, Specialty Equity and Taxable Fixed Income.

SHARE OWNERSHIP

The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004 (i) in the fund and (ii) in the funds in the Fund Complex.

                                                                        Aggregate Dollar Range of Equity
                                      Dollar Range of Equity       Securities Owned in All Funds Overseen by
Name of Trustee                    Securities Owned in the Fund             Trustee in Fund Complex
----------------------             ----------------------------    -----------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                               $0                               Over $100,000
Janet Langford Kelly                            $0                               Over $100,000
Richard W. Lowry                         $10,001-$50,000                         Over $100,000
Charles R. Nelson                               $0                               Over $100,000
John J. Neuhauser                               $0                               Over $100,000
Patrick J. Simpson                              $0                               Over $100,000
Thomas E. Stitzel                               $0                               Over $100,000
Thomas C. Theobald                              $0                               Over $100,000
Anne-Lee Verville                               $0                               Over $100,000
Richard L. Woolworth                            $0                               Over $100,000
INTERESTED TRUSTEES
William E. Mayer                                $0                              $50,001-$100,000

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Fund's portfolio managers managed as of the Fund's fiscal year-end.

                                   OTHER SEC-REGISTERED         OTHER POOLED INVESTMENT
                               OPEN-END AND CLOSED-END FUNDS            VEHICLES                     OTHER ACCOUNTS
                               -----------------------------    ------------------------        ----------------------------
                                 Number of                      Number of                       Number of
PORTFOLIO MANAGER                 accounts      Assets           accounts         Assets        accounts           Assets
-----------------                 --------      ------           --------         ------        --------           ------
Brian Condon                        2         $2.022 billion         2          $359 million         59         $918 million
Colin Moore                         2         $2.022 billion         2          $359 million         57         $919 million
Sean P. Wilson                      2         $2.022 billion         2          $359 million         59         $918 million

See "Other Considerations - Portfolio Transactions - Potential conflicts of interest in managing multiple accounts" for information on how the Advisor addresses potential conflicts of interest resulting from an individual's management of more than one account.

OWNERSHIP OF SECURITIES

The table below shows the dollar ranges of shares of the Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio managers listed above at the end of the Fund's most recent fiscal year:

                                                           DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
PORTFOLIO MANAGER                                                       BENEFICIALLY OWNED
-----------------                                          ---------------------------------------------
Brian Condon                                                              $10,001-$50,000
Colin Moore                                                                      $0
Sean P. Wilson                                                                   $0

                                        h

COMPENSATION

As of the Fund's most recent fiscal year end, the portfolio managers received all of their compensation from the Advisor and its parent company, Columbia Management Group, in the form of salary, bonus, stock options and restricted stock. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Advisor generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmarks and peer groups noted below, emphasizing each manager's three- and five-year performance. The Advisor may also consider a portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall investment performance.

PORTFOLIO MANAGER                              PERFORMANCE BENCHMARK                      PEER GROUP
-----------------                              ---------------------                      ----------
Brian Condon                               MSCI The World Index Net (USD)      Morningstar World Stock Category
Colin Moore                                MSCI The World Index Net (USD)      Morningstar World Stock Category
Sean P. Wilson                             MSCI The World Index Net (USD)      Morningstar World Stock Category

The size of the overall bonus pool each year is determined by Columbia Management Group and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Advisor's profitability for the year, which is influenced by assets under management.

OWNERSHIP OF THE FUND

As of record on __________, 2005, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the then outstanding shares of the Fund.

As of record on ___________, 2005, the following shareholders of record owned 5% or more of a class of shares of the Fund:

CLASS A SHARES

Citigroup Global Markets, Inc.                            [5.74%]
333 W 34th Street
New York, NY 10001-2402

CLASS C SHARES

Merrill Lynch Pierce Fenner & Smith                       [6.73%]
For the Sole Benefit of its Customers
4800 Deer Lake Drive E FL 2
Jacksonville, FL 32246-6484

UBS Financial Services, Inc. FBO                          [6.28%]
UBS-Fin Svc CDN FBO
James D. Heerwagen
P.O. Box 3321
1000 Harbor Blvd.
Weehawken, NJ  07086-6761

SALES CHARGES (dollars in thousands)

                                                                                  Class A Shares
                                                           Year ended      Period ended        Years ended October 31,
                                                            March 31,        March 31,         -----------------------
                                                             2005(a)          2004(b)            2003           2002
                                                             -------          -------            ----           ----
Aggregate initial sales charges on Fund share sales             $18               $11              $32           $29
  Initial sales charge retained by CMD                            3                 2                4             4
Aggregate contingent deferred sales charge (CDSC) on
  Fund redemptions retained by CMD                              (c)               (c)                7            14
Redemption fees charged on Fund share redemptions
  retained by the Fund                                          (c)               ---              ---           ---

                                                                                  Class B Shares
                                                           Year ended      Period ended        Years ended October 31,
                                                            March 31,        March 31,         -----------------------
                                                             2005(a)          2004(b)            2003           2002
                                                             -------          -------            ----           ----
Aggregate CDSC on Fund redemptions retained by CMD             $38              $18               $54             $0
Redemption fees charged on Fund share redemptions
  retained by the Fund                                          (c)              ---              ---            ---

                                                                                  Class C Shares
                                                           Year ended      Period ended    Years ended October 31,
                                                            March 31,        March 31,     -----------------------
                                                               2005(a)        2004(b)        2003           2002
                                                               -------        -------        ----           ----
Aggregate CDSC on Fund redemptions retained by CMD              (c)            (c)            (c)            (c)
Redemption fees charged on Fund share redemptions
  retained by the Fund                                          (c)             ---           ---            ---

(a) Effective January 3, 2005, the Fund began imposing a 2.00% redemption fee to shareholders of Class A, Class B and Class C shares who redeem shares held for 60 days or less. The amounts shown are for the period January 3, 2005 to March 31, 2005.

(b)   The Fund changed its fiscal year end from October 31 to March 31 in 2004.

(c)   Rounds to less than one.

12b-1 PLAN, CDSCs AND CONVERSION OF SHARES

The Fund offers three classes of shares - Class A, Class B and Class C. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the 1940 Act for Class A, Class B and Class C shares. Under the Plan, the Fund pays CMD monthly a service fee at an annual rate of 0.25% of the average daily net assets attributed to Class A, Class B and Class C shares. The Fund also pays CMD monthly a distribution fee at an annual rate of 0.75% of the average daily net assets attributed to Class B and Class C shares. CMD may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CMD's expenses, CMD may realize a profit from the fees. The Plan authorizes any other payments by the Fund to CMD and its affiliates (including the Administrator) to the extent that such payments might be construed to be indirectly financing the distribution of Fund shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares.

                                       j

The continuance of the Plan will only be effective if the selection and nomination of the Trustees of the Trust who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. The CDSCs are described in the Prospectus.

No CDSC will be imposed on shares derived from reinvestment of distributions or on amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

After a certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such shares and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value which are not subject to the distribution fee. See the Prospectus for a description of the different programs.

SALES-RELATED EXPENSES (dollars in thousands) of CMD relating to the Class A, B and C shares of the Fund were:

                                                                         Year Ended March 31, 2005
                                                              Class A Shares    Class B Shares     Class C Shares
                                                              --------------    --------------     --------------
Fees to FSFs                                                       $204               $73               $10
Cost of sales material relating to the Fund (including                6                 4                (a)
  printing and mailing instructions)
Allocated travel, entertainment and other promotional                 4                 2                (a)
  expenses (including advertising)

(a) Rounds to less than one.

CUSTODIAN OF THE FUND

State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, Massachusetts 02111-2900, is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE FUND

PricewaterhouseCoopers LLP, located at 125 High Street, Boston, Massachusetts 02110-1707, is the Fund's independent registered public accounting firm, providing audit and tax return review services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights in the Prospectus have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.

                                        k

                      STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include the series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Columbia Funds Trust VIII, Columbia Funds Series Trust I (formerly named Columbia Funds Trust IX) and Columbia Funds Trust XI (each a Trust and together, the Trusts, also known as Fund Complex). In certain cases, the discussion applies to some, but not all, of the Funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING

In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.

SHORT SALES

A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

LOWER-RATED DEBT SECURITIES

Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the Fund's achievement of its investment goal; and

4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

COMMON STOCK, PREFERRED STOCK AND WARRANTS

Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the company's capital stock at a set price for a specified period of time.

FOREIGN SECURITIES

The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a sub-custodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

The Fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

EXCHANGE-TRADED FUNDS ("ETFS"). The Fund may invest in ETFs up to the maximum amount allowable under the 1940 Act. ETFs are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international.

ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.

The Fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders of the Fund may also indirectly bear similar expenses of an ETF.

ZERO COUPON SECURITIES (ZEROS)

The Fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)

The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSIT are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by a business to finance short-term needs (including promissory notes with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement in which the Fund would be allowed to invest directly.

CERTIFICATES OF DEPOSIT are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. TIME DEPOSITS are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central

Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund.

BANK OBLIGATIONS include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part 1 of this SAI. For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a Fund's assets that may be invested in STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component is usually volatile in response to changes in interest rates.

In U.S. TREASURY ROLLS, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

COMMERCIAL PAPER is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

STRIPPED OBLIGATIONS

To the extent consistent with their investment objective, Funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the Funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Funds' Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

MUNICIPAL SECURITIES

Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this SAI and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, each

Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

PRIVATE ACTIVITY BONDS

The Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

MUNICIPAL LEASE OBLIGATIONS

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

SECURITIES LOANS

The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

INTERFUND BORROWING AND LENDING

The Fund may lend money to and borrow money from other affiliated registered open-end investment companies. The Fund may borrow through the program when the Advisor believes borrowing is appropriate and the costs are equal to or lower than the costs of bank loans. When borrowing money, the Fund is subject to the risk that the securities the Fund acquires with the borrowed money or would otherwise have sold will decline in value. When lending money, the Fund is subject to the risk that the borrower will be unwilling or unable to make timely payments of interest or principal.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)

The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Fund from the transaction.

REITS

The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy.

ASSET-BACKED SECURITIES

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively lengthen the expected maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

CUSTODY RECEIPTS AND TRUST CERTIFICATES. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly "disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

LINE OF CREDIT

The Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goal and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian..

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities;

three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

MUNICIPAL BOND INDEX FUTURES CONTRACTS. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

OPTIONS ON FUTURES CONTRACTS. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The Funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

OPTIONS ON FOREIGN STOCK INDICES. The Funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

SWAP AGREEMENTS (SWAPS, CAPS, COLLARS AND FLOORS)

The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

EQUITY SWAPS

The Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

RISK FACTORS IN EQUITY SWAP TRANSACTIONS. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the portfolio managers do not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. See "Taxes" for information on tax risks associated with equity swaps.

FOREIGN CURRENCY TRANSACTIONS

The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

PARTICIPATION INTERESTS

The Fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

VARIABLE AND FLOATING RATE OBLIGATIONS

Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

If a variable or floating rate instrument is not rated, the Fund's Advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

CURRENCY SWAPS. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

GUARANTEED INVESTMENT CONTRACTS

Pursuant to guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.

The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.

BANK INVESTMENT CONTRACTS

Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the Funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

LOAN PARTICIPATIONS

Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

STRUCTURED INVESTMENTS

Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.

Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.

YANKEE OBLIGATIONS

Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

AMERICAN, EUROPEAN, CONTINENTAL AND GLOBAL DEPOSITARY RECEIPTS

American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

TEMPORARY CASH BALANCES

The Funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.

TAXES

In this section, all discussions of taxation at the shareholder and fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

FEDERAL TAXES. Although it may be one of several series in a single trust, the Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (Code). The Fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets.

To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer, other than U.S. government securities or other regulated investment companies; or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (c) distribute with respect to each year at least 90% of its taxable net investment income, its tax-exempt interest income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation , provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do not apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of
(c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. As a regulated investment company that is accorded special tax treatment, the Fund will not be subject to any federal income taxes on its net investment income and net realized capital gains that it distributes to shareholders on the form of dividends and in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" accorded special tax treatment in any taxable year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions (including any distributions of net tax-exempt income and net long-term capital gains) would generally be taxable as ordinary income to the shareholders, except to the extent they were treated as "qualified dividend income," as described below. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the federal corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends may be, however, includable in adjusted current earnings for purposes of computing corporate federal AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces tax basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.

FUND DISTRIBUTIONS. Distributions from the Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) will generally be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning on or before December 31, 2008.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price of the shareholder paid). Distributions are taxable whether received in cash or in Fund shares.

QUALIFIED DIVIDEND INCOME. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. With respect to a Fund investing in bonds, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

In general, distributions of investment income properly designated by the Fund as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt Fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder (but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes). The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

Income from certain "private activity bonds" issued after August 7, 1986, is treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time Fund shares are held by the shareholder.

A tax-exempt Fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the Fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users, as further defined in the Code. Income derived from the Fund's investments other than tax-exempt instruments may give rise to taxable income. The Fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of Fund shares to the extent of tax-exempt dividends paid during that period. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Under Treasury regulations, if on a disposition of Fund shares a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder will likely have to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. You are advised to consult with your tax advisor.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to backup withholding for taxpayers who fail to furnish a correct taxpayer identification number, who have under-reported dividend or interest income, or who fail to certify to the Fund that the shareholder is a United States person and is not subject to the withholding. This number and certification may be provided by either a Form W-9 or the accompanying application. In certain instances, CMS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This may produce a difference between the Fund's book income and its taxable income possibly accelerating distributions or converting distributions of book income and gains to returns of capital for book purposes.

If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal income tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund." A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

NON-U.S. SHAREHOLDERS. In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the recent legislation, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S.

person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Recent legislation modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the legislation, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning on September 1, 2005) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES (THIS SECTION IS APPLICABLE ONLY TO THE COLUMBIA TAX-MANAGED GROWTH FUND)

FEDERAL GIFT TAXES. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.

Under the Columbia Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceed $11,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.

Under the Columbia Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.

No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), including taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount, which is $1,000,000 for gifts made after December 31, 2001, and before January 1, 2010.

Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's Federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.

The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $22,000.

The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

GENERATION-SKIPPING TRANSFER TAXES

If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Columbia Advantage Plan and does not exceed the available annual exclusion amount. An exemption (the "GST exemption"), equal to $1.5 million in 2005, is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate (47% for gifts made in 2005) on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.

INCOME TAXES

The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Columbia Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.

Under the Columbia Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.

If the donor selects the Columbia Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 35%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 15%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.

When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

CONSULTATION WITH QUALIFIED ADVISOR

Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.

MANAGEMENT OF THE FUNDS The Advisor provides administrative and management services to the Funds. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. (NPMI), merged into Columbia Management Advisors, Inc. Each of the four merging companies was a registered investment advisor and advised various Funds in the Fund Complex. The Advisor, located at 100 Federal Street, Boston, Massachusetts 02110, is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. The Advisor has been an investment advisor since 1969.

In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. (NFMI), a subsidiary of NPMI and a registered investment advisor that advised several Funds in the Fund Complex, merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the Advisor to the Funds previously advised by NFMI.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 49)        Trustee       1996       Executive Vice President -         101        Nash Finch Company (food
P.O. Box 66100                                             Strategy of United Airlines                         distributor)
Chicago, IL 60666                                          (airline) since December,
                                                           2002 (formerly President of
                                                           UAL Loyalty Services
                                                           (airline) from September,
                                                           2001 to December, 2002;
                                                           Executive Vice President
                                                           and Chief Financial Officer
                                                           of United Airlines from
                                                           July, 1999 to September,
                                                           2001; Senior Vice
                                                           President-Finance from
                                                           March, 1993 to July, 1999).

Janet Langford Kelly (Age 47)     Trustee       1996       Partner, Zelle, Hofmann,           101                    None
9534 W. Gull Lake Drive                                    Voelbel, Mason & Gette LLP
Richland, MI 49083-8530                                    (law firm) since March,
                                                           2005; Adjunct Professor of
                                                           Law, Northwestern
                                                           University, since
                                                           September, 2004 (formerly
                                                           Chief Administrative
                                                           Officer and Senior Vice
                                                           President, Kmart Holding
                                                           Corporation (consumer
                                                           goods), from September,
                                                           2003 to March, 2004;
                                                           Executive Vice
                                                           President-Corporate
                                                           Development and
                                                           Administration, General
                                                           Counsel and Secretary,
                                                           Kellogg Company (food
                                                           manufacturer), from
                                                           September, 1999 to August,
                                                           2003; Senior Vice
                                                           President, Secretary and
                                                           General Counsel, Sara Lee
                                                           Corporation (branded,
                                                           packaged, consumer-products
                                                           manufacturer) from January,
                                                           1995 to September, 1999).

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Richard W. Lowry (Age 69)         Trustee       1995       Private Investor since            103(3)                  None
10701 Charleston Drive                                     August, 1987 (formerly
Vero Beach, FL 32963                                       Chairman and Chief
                                                           Executive Officer, U.S.
                                                           Plywood Corporation
                                                           (building products
                                                           manufacturer)).

Charles R. Nelson (Age 62)        Trustee       1981       Professor of Economics,           101                     None
Department of Economics                                    University of Washington,
University of Washington                                   since January, 1976; Ford
Seattle, WA 98195                                          and Louisa Van Voorhis
                                                           Professor of Political
                                                           Economy, University of
                                                           Washington, since
                                                           September, 1993 (formerly
                                                           Director, Institute for
                                                           Economic Research,
                                                           University of Washington
                                                           from September, 2001 to
                                                           June, 2003); Adjunct
                                                           Professor of Statistics,
                                                           University of Washington,
                                                           since September, 1980;
                                                           Associate Editor, Journal
                                                           of Money Credit and
                                                           Banking, since September,
                                                           1993; consultant on
                                                           econometric and statistical
                                                           matters.

John J. Neuhauser (Age 62)        Trustee       1985       Academic Vice President and       103(3)        Saucony, Inc. (athletic
84 College Road                                            Dean of Faculties since                                footwear)
Chestnut Hill, MA 02467-3838                               August, 1999, Boston
                                                           College (formerly Dean,
                                                           Boston College School of
                                                           Management from September,
                                                           1977 to August, 1999).

Patrick J. Simpson (Age 61)       Trustee       2000       Partner, Perkins Coie             101                     None
1120 N.W. Couch Street                                     L.L.P. (law firm).
Tenth Floor
Portland, OR 97209-4128

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas E. Stitzel (Age 69)        Trustee       1998       Business Consultant since          101                    None
2208 Tawny Woods Place                                     1999 (formerly Professor of
Boise, ID 83706                                            Finance from 1975 to 1999,
                                                           College of Business, Boise
                                                           State University);
                                                           Chartered Financial
                                                           Analyst.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 68)       Trustee       1996       Partner and Senior Advisor,        101            Anixter International
8 Sound Shore Drive,                and                    Chicago Growth Partners                             (network support
Suite 285                        Chairman                  (private equity investing)                       equipment distributor);
Greenwich, CT 06830               of the                   since September, 2004                              Ventas, Inc. (real
                                   Board                   (formerly Managing                                  estate investment
                                                           Director, William Blair                            trust); Jones Lang
                                                           Capital Partners (private                         LaSalle (real estate
                                                           equity investing) from                          management services) and
                                                           September, 1994 to                                Ambac Financial Group
                                                           September, 2004).                                  (financial guaranty
                                                                                                                  insurance)

Anne-Lee Verville (Age 59)        Trustee       1998       Retired since 1997                 101          Chairman of the Board of
359 Stickney Hill Road                                     (formerly General Manager,                      Directors, Enesco Group,
Hopkinton, NH 03229                                        Global Education Industry,                      Inc. (designer, importer
                                                           IBM Corporation (computer                          and distributor of
                                                           and technology) from 1994                             giftware and
                                                           to 1997).                                             collectibles)

Richard L. Woolworth (Age 64)     Trustee       1991       Retired since December 2003        101            Northwest Natural Gas
100 S.W. Market Street                                     (formerly Chairman and                          Co. (natural gas service
#1500                                                      Chief Executive Officer,                                provider)
Portland, OR 97207                                         The Regence Group (regional
                                                           health insurer); Chairman
                                                           and Chief Executive
                                                           Officer, BlueCross
                                                           BlueShield of Oregon;
                                                           Certified Public
                                                           Accountant, Arthur Young &
                                                           Company)

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
INTERESTED TRUSTEE
William E. Mayer(2) (Age 65)      Trustee       1994       Partner, Park Avenue Equity       103(3)         Lee Enterprises (print
399 Park Avenue                                            Partners (private equity)                        media), WR Hambrecht +
Suite 3204                                                 since February, 1999                             Co. (financial service
New York, NY 10022                                         (formerly Partner,                                 provider); Reader's
                                                           Development Capital LLC                           Digest (publishing);
                                                           from November, 1996 to                             OPENFIELD Solutions
                                                           February, 1999).                                    (retail industry
                                                                                                             technology provider)

(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

                                              Year First
                                              Elected or
                                  Position     Appointed                            Principal Occupation(s)
     Name, Address and Age       with Funds    to Office                             During Past Five Years
------------------------------   ----------   ----------   -------------------------------------------------------------------------
OFFICERS
Christopher L. Wilson (Age 48)    President      2004      Head of Mutual Funds since August, 2004 and Senior Vice President of the
One Financial Center                                       Advisor since January, 2005; President of the Columbia Funds, Liberty
Boston, MA 02111                                           Funds and Stein Roe Funds since October, 2004; President and Chief
                                                           Executive Officer of the Nations Funds since January, 2005; President of the Galaxy Funds since April 2005; Director of Bank of America Global
                                                           Liquidity Funds, plc since May 2005; Director of Banc of America Capital
                                                           Management (Ireland), Limited since May 2005; Senior Vice President of
                                                           BACAP Distributors LLC since January, 2005; Director of FIM Funding, Inc.
                                                           since January, 2005; Senior Vice President of Columbia Management
                                                           Distributors, Inc. since January, 2005; Director of Columbia Management
                                                           Services, Inc. since January, 2005 (formerly President and Chief
                                                           Executive Officer, CDC IXIS Asset Management Services, Inc. from
                                                           September, 1998 to August, 2004).

J. Kevin Connaughton (Age 40)     Treasurer      2000      Treasurer of the Columbia Funds since October, 2003 and of the Liberty
One Financial Center                                       Funds, Stein Roe Funds and All-Star Funds since December, 2000; Vice
Boston, MA 02111                                           President of the Advisor since April, 2003 (formerly President of the
                                                           Columbia Funds, Liberty Funds and Stein Roe Funds from February, 2004 to
                                                           October, 2004; Chief Accounting Officer and Controller of the Liberty
                                                           Funds and All-Star Funds from February, 1998 to October, 2000); Treasurer of the Galaxy Funds since September, 2002 (formerly Treasurer from
                                                           December, 2002 to December, 2004 and President from February, 2004 to
                                                           December, 2004 of the Columbia Management Multi-Strategy Hedge Fund, LLC;
                                                           Vice President of Colonial Management Associates, Inc. from February,
                                                           1998 to October, 2000).

Mary Joan Hoene (Age 55)           Senior        2004      Senior Vice President and Chief Compliance Officer of the Columbia Funds,
100 Federal Street                  Vice                   Liberty Funds, Stein Roe Funds and All-Star Funds since August, 2004;
Boston, MA 02110                  President                Chief Compliance Officer of the Columbia Management Multi-Strategy Hedge
                                  and Chief                Fund, LLC since August, 2004; Chief Compliance Officer of the BACAP
                                 Compliance                Alternative Multi-Strategy Hedge Fund LLC since October, 2004 (formerly
                                   Officer                 Partner, Carter, Ledyard & Milburn LLP from January, 2001 to August,
                                                           2004; Counsel, Carter, Ledyard & Milburn LLP from November, 1999 to
                                                           December, 2000; Vice President and Counsel, Equitable Life Assurance
                                                           Society of the United States from April, 1998 to November, 1999).

Michael G. Clarke (Age 35)          Chief        2004      Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein Roe
One Financial Center             Accounting                Funds and All-Star Funds since October, 2004 (formerly Controller of the
Boston, MA 02111                   Officer                 Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds from
                                                           May, 2004 to October, 2004; Assistant Treasurer from June, 2002 to May,
                                                           2004; Vice

                                                           President, Product Strategy & Development of the Liberty Funds and Stein
                                                           Roe Funds from February, 2001 to June, 2002; Assistant Treasurer of the
                                                           Liberty Funds, Stein Roe Funds and the All-Star Funds from August, 1999 to February, 2001; Audit Manager, Deloitte & Toche LLP from May, 1997 to
                                                           August, 1999).

Jeffrey R. Coleman (Age 35)      Controller      2004      Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                       All-Star Funds since October, 2004 (formerly Vice President of CDC IXIS
Boston, MA 02111                                           Asset Management Services, Inc. and Deputy Treasurer of the CDC Nvest
                                                           Funds and Loomis Sayles Funds from February, 2003 to September, 2004;
                                                           Assistant Vice President of CDC IXIS Asset Management Services, Inc. and
                                                           Assistant Treasurer of the CDC Nvest Funds from August, 2000 to February,
                                                           2003; Tax Manager of PFPC, Inc. from November, 1996 to August, 2000).

R. Scott Henderson (Age 45)       Secretary      2004      Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds since
One Financial Center                                       December, 2004 (formerly Of Counsel, Bingham McCutchen from April, 2001
Boston, MA 02111                                           to September, 2004; Executive Director and General Counsel, Massachusetts
                                                           Pension Reserves Investment Management Board from September, 1997 to
                                                           March, 2001).

Trustee Positions

As of December 31, 2004, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity.

General

Messrs. Lowry, Mayer and Neuhauser are also trustees/directors of the Liberty All-Star Funds.

The Trustees serve as trustees of 101 registered investment companies managed by the Advisor for which each Trustee receives a retainer at the annual rate of $45,000 and an attendance fee of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December, 2003, Mr. Theobald began serving as the Chairman of the Board. As the independent chairman of the board, Mr. Theobald receives a supplemental retainer at the annual rate of of $100,000; the chair of the Audit Committee receives a supplemental retainer at the annual rate of $10,000; the chair of each other committee receives a supplemental retainer at the annual rate of $5,000. Members of each committee, except the Audit Committee, receive $1,500 for each committee meeting. Each Audit Committee member receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 133 open-end and 10 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

MANAGEMENT AGREEMENT

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. Columbia Management Distributors, Inc. (formerly named Columbia Funds Distributor, Inc.) pays the cost of printing and distributing all other Prospectuses.

ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO CERTAIN FUNDS AND THEIR RESPECTIVE TRUSTS. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION REGARDING YOUR FUND).

Under an Administration Agreement, the Advisor, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

          (a)  providing office space, equipment and clerical personnel;

          (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund;

          (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

          (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

          (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

          (f)  maintaining certain books and records of each Fund.

With respect to Columbia Money Market Fund (formerly named Liberty Money Market
Fund) and Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund), the Administration Agreement for these Funds provides that the Advisor will monitor compliance by the Fund with Rule 2a-7 under the 1940 Act and report to the Trustees from time to time with respect thereto. The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

TRUST SERVICES AGREEMENT

Pursuant to a Trust Services Agreement, CMS provides the Columbia Tax-Managed Growth Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. CMS's fee is described in the Prospectuses of the Columbia Tax-Managed Growth Fund.

THE PRICING AND BOOKKEEPING AGREEMENT

The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement. SEE "FUND CHARGES AND EXPENSES" IN
PART 1 OF THIS SAI FOR INFORMATION ON THESE FEES.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the Funds. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The Funds and clients advised by the Advisor or the Funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.

POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Advisor believes are faced by investment professionals at most major financial firms. The Advisor and the Trustees of the Columbia Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

          - The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

          - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

          - The trading of other accounts could be used to benefit higher-fee accounts (front- running).

          - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

"Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Advisor and the Funds' Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Columbia-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

The Advisor or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

A Fund's portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at the Advisor, including each Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Advisor and each Fund, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of each Fund.

BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute securities transactions for a Fund.

The Advisor places the transactions of the Funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the Funds' transactions where the Funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by Funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a Fund.

The Advisor may use the services of affiliated broker-dealers, when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

PRINCIPAL UNDERWRITER

CMD is the principal underwriter of the Trust's shares. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT

CMS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CMS is based on number of accounts plus reimbursement for certain out-of-pocket expenses. SEE

"FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY CMS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CMS or generally by 6 months' notice by CMS to the Fund. The agreement limits the liability of CMS to the Fund for loss or damage incurred by the Fund to situations involving a failure of CMS to use reasonable care or to act in good faith and without negligence in performing its duties under the agreement. The Fund will indemnify CMS from, among other things, any and all claims, actions, suits, losses, costs, damages, and expenses incurred by it in connection with its acceptance of this Agreement, provided that: (i) to the extent such claims, actions, suits, losses, costs, damages, or expenses relate solely to a particular series or group of series of shares, such indemnification shall be only out of the assets of that series or group of series; (ii) this indemnification shall not apply to actions or omissions constituting negligence or misconduct of CMS or its agents or contractors, including but not limited to willful misfeasance, bad faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under this Agreement; and (iii) CMS shall give a Fund prompt notice and reasonable opportunity to defend against any such claim or action in its own name or in the name of CMS.

CODE OF ETHICS

The Funds, the Advisor, and CMD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

ANTI-MONEY LAUNDERING COMPLIANCE

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account, halting all shareholder activity with respect to such account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

PROXY VOTING POLICIES AND FUND PROXY VOTING RECORD

The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

The Advisor's proxy voting guidelines and procedures are included in this SAI as Appendix II. In accordance with SEC regulations, the fund's proxy voting record for the last twelve-month period ended June 30 has been filed with the SEC. You may obtain a copy of the fund's proxy voting record (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Columbia Funds have adopted policies with respect to the disclosure of the Funds' portfolio holdings by the Funds, Columbia Management, or their affiliates. These policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Funds' website at www.columbiafunds.com, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Fund's policies are described below. The Trustees shall be updated as needed regarding the Fund's compliance with the policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Columbia Management and its affiliates. The Fund's policies prohibit Columbia Management and the Fund's other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund's shares, third-party service providers, rating and ranking organizations and affiliated persons of the Fund.

PUBLIC DISCLOSURES. The Fund's portfolio holdings are currently disclosed to the public through required filings with the SEC and, for equity and fixed income funds, on the Fund's website at www.columbiafunds.com. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund's fiscal year). Shareholders may obtain the Fund's Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Fund's Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

The equity and fixed income Columbia Funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:

                                                            FREQUENCY OF
   TYPE OF FUND              INFORMATION PROVIDED            DISCLOSURE            DATE OF WEB POSTING
------------------   ------------------------------------   ------------   ----------------------------------
   Equity Funds      Full portfolio holdings information.      Monthly      30 calendar days after month-end.
Fixed Income Funds   Full portfolio holdings information.     Quarterly    60 calendar days after quarter-end

The scope of the information provided relating to the Fund's portfolio that is made available on the website may change from time to time without prior notice.

For Columbia's money market funds, a complete list of a Fund's portfolio holdings shall be publicly available on a monthly basis on the fifth business date after month-end. Shareholders may request such information by writing or calling the Fund's distributor, Columbia Management Distributors, Inc. at the address listed on the cover of this SAI.

A Fund, Columbia Management or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

OTHER DISCLOSURES. The Fund's policies provide that non-public disclosures of the Fund's portfolio holdings may be made if (1) the Fund has a legitimate business purpose for making such disclosure, (2) the Fund's chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.

The Fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to Columbia Management and its affiliates, these service providers include the Fund's custodian and sub-custodians, the Fund's independent registered public accounting firm, legal counsel, financial printers(R.R. Donnelly & Sons and Bowne & Co., Inc.), the Fund's proxy voting service provider (Alamo Direct Mail Services, Inc.), the Fund's proxy solicitor (Georgeson Shareholder Communications Inc.), rating agencies that maintain ratings on certain Columbia Funds (Fitch, Inc.) and service providers that support Columbia Management's trading systems (InvestorTool, Inc. and Thomson Financial).These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. The Fund may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Certain clients of the Fund's investment adviser(s) may follow a strategy similar to that of the Fund, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Fund.

DETERMINATION OF NET ASSET VALUE

Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the official closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value following procedures approved by the Trust's Board of Trustees.

(The following two paragraphs are applicable only to Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund) and Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund))

Trading in securities on stock exchanges and over-the-counter markets in foreign securities markets is normally completed well before the close of the business day in New York. Trading on foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

AMORTIZED COST FOR MONEY MARKET FUNDS (SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "INFORMATION CONCERNING THE FUND" IN PART 1 OF THE SAI OF COLUMBIA MONEY MARKET FUND (FORMERLY NAMED LIBERTY MONEY MARKET FUND) AND COLUMBIA MUNICIPAL MONEY MARKET FUND (FORMERLY NAMED LIBERTY MUNICIPAL MONEY MARKET
FUND))

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Under the amortized cost method a security is initially valued at cost and thereafter any discount or premium from maturity value is amortized ratably to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. If a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Columbia Money Market Fund (formerly named Liberty Money Market Fund) or the Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund) for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund may accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CMS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Investors should understand that, since the offering price of the Fund's shares is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge paid as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CMD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CMD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CMD may from time to time reallow additional amounts to all or certain FSFs. CMD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CMD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars. Travelers checks, gift checks, credit card convenience checks, credit cards, cash and ban counter (starter checks) are not accepted.

CMS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CMS, provided the new FSF has a sales agreement with CMD.

Shares credited to an account are transferable upon written instructions in good order to CMS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you may send the certificates to CMS for deposit to your account.

In addition to the commissions specified in a Fund's prospectus and this SAI, CMD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that CMD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CMD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, CMD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.

In addition, CMD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.

CMD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:

1st Global Capital Corp
401 Company
ABN AMRO Trust Services
ADP Retirement Services
Advest
AEGON/Transamerica
AG Edwards
American Century Services
American Express
AMG
AON Consulting
AST Trust Company
Banc of America Investment Services
BancOne
Bear Stearns
Benefit Plan Administrators
Bidwell & Company
BNY Clearing
C N A Trust
Charles Schwab
CIBC Oppenheimer
Citigroup Global Markets
CitiStreet Associates LLC
City National Bank
City of Milwaukee
Columbia Trust Company
Commonwealth Financial
Compensation & Capital
CPI Qualified Plan Consultants
Daily Access Concepts
Davenport & Company
Delaware Investments
Digital Retirement Solutions
Discover Brokerage
Dreyfus/Mellon
Edgewood Services
Edward Jones

E-Trade,
ExpertPlan
FAS Liberty Life Spectrum
Ferris Baker Watts
Fidelity
Financial Data Services
Franklin Templeton
Freeman Welwood
Gem Group
Great West Life
Hewitt Associates LLC
Huntington Bank
ING
Intermountain Health Care
Investmart, Inc.
Investment Manager Services (IMS)
Janney Montgomery Scott
JJB Hilliard Lyons
JP Morgan/American Century
Kenney Investments
Kirkpatrick Pettis Smith Polian Inc
Legg Mason Wood Walker
Liberty Life
Lincoln Financial
Lincoln Life
Linsco Private Ledger
M & T Securities
Marquette Trust Company
Mass Mutual Life
Matrix Settlement & Clearance Services (MSCS)
McDonald Investments
Merrill Lynch
MetLife
MFS
Mfund Trax
MidAtlantic Capital
Milliman USA
Morgan Keegan
Morgan Stanley Dean Witter
PFPC
Nationwide Investment Services
Neuberger Berman Mgmt
NFP Securities
NSD -NetStock Sharebuilder
NYLife Distributors
Optimum Investment Advisors
Orbitex
Pershing LLC
Phoenix Home Life
Piper Jaffray
PNC
PPI Employee Benefits
Private Bank & Trust
Prudential
Putnam Investments
Raymond James
RBC Dain Rausher
Robert W Baird
Royal Alliance
RSM McGladrey Inc.

Safeco
Scott & Stringfellow
Scudder Investments
Security Benefit
Segall Bryant Hamill
South Trust Securities
Southwest Securities
Standard Insurance
Stanton Group
State of NY Deferred Compensation Plan
Stephens, Inc.
Stifel Nicolaus & Co
Strong Capital
Sungard T Rowe Price
Trustar Retirement Services
Trustlynx/Datalynx
UBS Financial Services
USAA Investment Management
Vanguard
Wachovia
TD Waterhouse
Webster Investment Services
Wells Fargo
Wilmington Trust

PLEASE CONTACT YOUR FSF OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY
RECEIVE.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most Funds advised by the Advisor may be purchased through the Automatic Investment Plan. Electronic fund transfers for a fixed amount of at least $50 ($25 for IRA) are used to purchase a Fund's shares at the public offering price next determined after CMD receives the proceeds. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CMD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, D, T, G and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any fund distributed by CMD in which you have a current balance of at least $5,000 into the same class of shares of up to five other Funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Sales charges may apply if exchanging from a money market fund. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC or sales charges.

Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Management Services, Inc. (formerly named Columbia Funds Services, Inc.) (CMS) P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or financial advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CMD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" below for more information.

CLASS T SHAREHOLDER SERVICES PLAN. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the Trusts plan to enter into servicing agreements with institutions (including Bank of America Corporation and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each Fund other than the Columbia Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the Fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares;
(ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.

The payments under the servicing agreements entered into as of the date of this SAI are limited to an aggregate fee of not more than 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.15% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The Funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.

Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such Funds on any day do not exceed the income to be accrued to such Class T shares on that day.

The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the Funds. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Columbia's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.

TAX-SHELTERED RETIREMENT PLANS (Retirement Plans). CMD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Management prototype plans offered through CMD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CMD.

Participants in Retirement Plans not sponsored by CTC, not including Individual Retirement Accounts (IRAs), may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with CMS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CMS. The close out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any Fund distributed by CMD, or if the Retirement Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling CMS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification numbers available when calling.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CMS for more information at 1-800-345-6611.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHTS OF ACCUMULATION (Columbia Class A and Class T shares, Nations Class A shares and Galaxy Retail A shares only) (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase of Class A or Class T shares with prior purchases of other funds and classes distributed by CMD. The applicable sales charge is based on the combined total of:

1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all shares of funds for which CMD serves as distributor (Funds) held by the shareholder.

CMD must be promptly notified of each purchase with respect to which a shareholder is entitled to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CMS. A Fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A, Class E and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all fund shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund)). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CMS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement (provided the FSF returns to CMD the excess commission previously paid during the thirteen-month period). The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price.

If the amount of the Statement is not purchased, the shareholder shall remit to CMD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CMS will redeem escrowed Class A, E or T shares with a value equal to such difference. The additional FSF commission will be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CMS at 1-800-345-6611.

NET ASSET VALUE ELIGIBILITY GUIDELINES (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS).

1. Employees, brokers and various relationships that are allowed to buy at NAV. Class A shares of certain Funds may be sold at (NAV) to the following individuals, whether currently employed or retired: Employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries; Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CMD, or its successors and companies affiliated with the Advisor; Registered representatives and employees of Financial Service Firms (including their affiliates) that are parties to dealer agreements or other sales arrangements with CMD; Nations Funds' Trustees, Directors and employees of its investment sub-advisers; Broker/Dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes; employees or partners of any contractual service provider to the funds

     NAV eligibility for Class A purchase also applies to the families of the parties listed above and their beneficial accounts. Family members include: spouse, parent, stepparent, legal guardian, child, stepchild, father-in-law and mother-in-law.

     Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

     Registered broker/dealer firms that have entered into a Nations Funds dealer agreement with BACAP Distributors, LLC may buy Class A shares without paying a front-end sales charge for their investment account only.

     Banks, trust companies and thrift institutions, acting as fiduciaries.

2. Grandfathered investors. Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may purchase Class A shares of any Fund at NAV in those cases where a Columbia Fund Class Z share is not available.

     Shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at (NAV) will continue to be eligible for NAV purchases into those Nations Fund accounts opened through August 19, 2005.

     Galaxy Fund shareholders prior to December 1, 1995; and shareholders who
     (i) purchased Galaxy Fund Prime A shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.

     (For Class T shares only) Shareholders who (i) purchased Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

3. Reinstatement. Subject to the fund policy on trading of fund shares, an investor who has redeemed class A, B, C, D, G or T shares may, upon request, reinstate within 1 year a portion or all of the proceeds of such sales in shares of class A of any fund at the NAV next determined after Columbia Management Services, Inc. received a written reinstatement request and payment.

4. Retirement Plans. Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with CMD pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

5. Non-U.S. Investors. Certain pension, profit-sharing or other employee benefit plans offered to non-US investors may be eligible to purchase Class A shares with no sales charge.

6. Reorganizations. At the Fund's discretion, NAV eligibility may apply to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

7. Rights of Accumulation (ROA). The value of eligible accounts, regardless of class, maintained by you and you and your immediate family may be combined with the value of your current purchase to reach a sales discount level and to obtain the lower sales charge for your current purchase.

8. Letters of Intent (LOI). You may pay a lower sales charge when purchasing class A shares by signing a letter of intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the LOI within 13 months. If your LOI purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Class A, B, C, D, E, matured F, G and T shares) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act
     (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CMS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value at the time that the SWP is established. Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met. For redemptions in excess of 12% of the account's value at the time that the SWP is established, a CDSC will be charged on the SWP redemption. The 12% limit does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by CMD.

6. Qualified Retirement Plans. CDSCs may be waived on CMD shares sold by employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must be a participant in an alliance program th at has signed an agreement with Columbia Funds or CMD.

7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and
     (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

8. Return of Commission. CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

9. Non-U.S. Investors. CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

10. IRS Section 401 and 457. CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under
     Section 401 or 457 of the tax code.

11. Medical Payments. CDSCs may be waived on shares redeemed for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

12. Plans of Reorganization. At the Funds' discretion, CDSCs may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a fund is a party.

13. Charitable Giving Program. CDSCs may be waived on the sale of Class C or Class D shares sold by a non-profit organization qualified under Section 501(c)(3) of the tax code in connection with the Banc of America Capital Management Charitable Giving Program.

14. The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling or delay sending proceeds from your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction to CMS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CMS and many banks. Additional documentation may be required for sales by corporations, agents, fiduciaries, surviving joint owners, individual retirement account holders and other legal entities. Call CMS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, FSF's are responsible for furnishing all necessary documentation to CMS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN (SWP). The shareholder may establish a SWP. A specified dollar amount, share amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawalsof shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their share account may do so but may be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CMS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in "street name" must be made payable to the back office via the NSCC.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions by check and ACH are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, to a pre-existing bank account or furnishing a signature guaranteed request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CMS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address account and taxpayer identification numbers. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions apply to retirement plan accounts.

CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A and Z shares of certain Funds)

Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CMS will provide checks to be drawn on Mellon Trust of New England, N.A. (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks., However, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON-CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, a Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

INFORMATION APPLICABLE TO CLASS G AND CLASS T SHARES

The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the Funds are subject to a front-end sales charge. Investments in Class G shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.15% and 0.30%, respectively, of the Fund's average daily net assets attributable to its Class T shares. Class G shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.80% and 0.95%, respectively, of the Fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares. Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.

CLASS T SHARES. The public offering price for Class T shares of the Funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 to $25,000,000. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                                    REALLOWANCE TO
                                     REALLOWANCE TO DEALERS        DEALERS AS A % OF
                                    AS A % OF OFFERING PRICE        OFFERING PRICE
      AMOUNT OF TRANSACTION          PER SHARE - BOND FUNDS    PER SHARE - EQUITY FUNDS
      ---------------------         ------------------------   ------------------------
Less than $50,000                             4.25                       5.00
$50,000 but less than $100,000                3.75                       3.75
$100,000 but less than $250,000               2.75                       2.75
$250,000 but less than $500,000               2.00                       2.00
$500,000 but less than $1,000,000             1.75                       1.75
$1,000,000 and over                           0.00                       0.00

The appropriate reallowance to dealers will be paid by CMD to broker-dealer organizations which have entered into agreements with CMD. The reallowance to dealers may be changed from time to time.

Certain affiliates of the Advisor may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of Bank of America Corporation's affiliates.

INFORMATION APPLICABLE TO CERTAIN CLASS G SHARES RECEIVED BY FORMER GALAXY FUND RETAIL B SHAREHOLDERS IN CONNECTION WITH THE GALAXY/LIBERTY REORGANIZATION. The following table describes the CDSC schedul e applicable to Class G shares received by former Galaxy Fund Retail B shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 None

Class G shares received in exchange for Galaxy Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares seven years after purchase. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Asset Allocation Fund and/or International Equity Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.50
Through second year                   5.00
Through third year                    4.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Through the seventh year              None
Longer than seven years               None

If you acquired Retail B Shares in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class T shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

CLASS G SHARES PURCHASED AFTER THE GALAXY/LIBERTY REORGANIZATION. The public offering price for Class G shares of the Funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within seven years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from CMD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Columbia may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a Fund. See "Class T Shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to CMD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares. Class G shares of a Fund will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow CMD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.

Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - (i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a Fund, and subsequently acquires additional Class G shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the Fund, including those acquired through reinvestment, will convert to Class T shares of the Fund on the same date.

INFORMATION APPLICABLE TO CERTAIN CLASS B SHAREHOLDERS

Except for the following, Class B Share Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.

The following table describes the CDSC schedule applicable to Class B shares received by Galaxy Quality Plus Bond Fund shareholders in exchange for Prime B Shares in connection with the Galaxy/Liberty reorganization.

SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

     Automatic conversion to Class A shares occurs eight years after purchase.

     The Class B share discount program for purchases of $250,000 or more is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

INFORMATION APPLICABLE TO CERTAIN CLASS A SHAREHOLDERS:

     Except as set forth in the following paragraph, Class A share CDSCs are described in the Prospectuses:

     Class A shares received by former Galaxy High Quality Bond Fund shareholders in exchange for Prime A Shares in connection with the Galaxy/Liberty reorganization of that Fund are subject to a 1% CDSC upon redemption of such Class A shares if the Prime A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.

Shares of some Funds that pay daily dividends (include Funds) will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. Shares of some Funds that pay daily dividends (exclude Funds) Columbia will be earned starting with the day after that Fund receives payments for the shares. To determine whether a particular Fund is an include or exclude fund, customers can call 1-800-345-6611.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of certain other funds. The prospectus of each Fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange Consult CMS before requesting an exchange.

If you acquire Class A shares of an international fund by exchange from any other fund, you will not be permitted to exchange those shares into another fund for 30 calendar days, although you may redeem those shares at any time. An exchange order received prior to the expiration of the 30-day period will not be honored.

By calling CMS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CMS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CMS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CMS may require customary additional documentation. Prospectuses of the other Funds are available from the CMD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

Consult your FSF or CMS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund. Sales charges may apply for exchanges from money market funds.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Trust has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2005. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust's By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series. Shares of each Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

          Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

          Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

AAA bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

AA bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

BA bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Prime-1 Highest Quality
          Prime-2 Higher Quality
          Prime-3 High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these securities, and 'D' represents the lowest potential for recovery.

                                   APPENDIX II

                   COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA")
                      PROXY VOTING POLICIES AND PROCEDURES
                 ADOPTED JULY 1, 2003 AND REVISED MARCH 4, 2005

POLICY:

ALL PROXIES(1) REGARDING CLIENT SECURITIES FOR WHICH COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA") HAS ASSUMED AUTHORITY TO VOTE SHALL, UNLESS CMA DETERMINES IN ACCORDANCE WITH POLICIES STATED BELOW TO ABSTAIN FROM VOTING, BE VOTED IN A MANNER CONSIDERED BY CMA TO BE IN THE BEST INTEREST OF CMA'S CLIENTS, INCLUDING THE CMG FAMILY FUNDS(2) AND THEIR SHAREHOLDERS, WITHOUT REGARD TO ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES. THE BEST INTEREST OF CLIENTS IS DEFINED FOR THIS PURPOSE AS THE INTEREST OF ENHANCING OR PROTECTING THE ECONOMIC VALUE OF CLIENT ACCOUNTS, CONSIDERED AS A GROUP RATHER THAN INDIVIDUALLY, AS CMA DETERMINES IN ITS SOLE AND ABSOLUTE DISCRETION. IN THE EVENT A CLIENT BELIEVES THAT ITS OTHER INTERESTS REQUIRE A DIFFERENT VOTE, CMA SHALL VOTE AS THE CLIENT CLEARLY INSTRUCTS, PROVIDED CMA RECEIVES SUCH INSTRUCTIONS IN TIME TO ACT ACCORDINGLY.

CMA ENDEAVORS TO VOTE, IN ACCORDANCE WITH THIS POLICY, ALL PROXIES OF WHICH IT BECOMES AWARE, SUBJECT TO THE FOLLOWING EXCEPTIONS (UNLESS OTHERWISE AGREED) WHEN CMA EXPECTS TO ROUTINELY ABSTAIN FROM VOTING:

     1. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE THE SECURITY HAS BEEN LOANED FROM THE CLIENT'S ACCOUNT.

     2. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE CMA DEEMS THE COSTS TO THE CLIENT AND/OR THE ADMINISTRATIVE INCONVENIENCE OF VOTING THE SECURITY (E.G., SOME FOREIGN SECURITIES) OUTWEIGH THE BENEFIT OF DOING SO.

CMA SEEKS TO AVOID THE OCCURRENCE OF ACTUAL OR APPARENT MATERIAL CONFLICTS OF INTEREST IN THE PROXY VOTING PROCESS BY VOTING IN ACCORDANCE WITH PREDETERMINED VOTING GUIDELINES, AS STATED BELOW. FOR THOSE PROXY PROPOSALS THAT REQUIRE SPECIAL CONSIDERATION OR IN INSTANCES WHERE SPECIAL CIRCUMSTANCES MAY REQUIRE VARYING FROM THE PREDETERMINED GUIDELINES, THE CMG PROXY COMMITTEE WILL DETERMINE THE BEST INTEREST OF CMA'S CLIENTS AND VOTE ACCORDINGLY, WITHOUT CONSIDERATION OF ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES.

OVERVIEW:

CMA's policy is based upon its fiduciary obligation to act in its clients' best interest. Citing this obligation, the SEC has adopted rules pursuant to the Investment Advisers Act of 1940 and Investment Company Act of 1940 with respect to proxy voting.

PROCEDURE:

I. ACCOUNT POLICIES

Except as otherwise directed by the client, CMA shall vote as follows:

SEPARATELY MANAGED ACCOUNTS

CMA shall vote proxies on securities held in its separately managed accounts.

COLUMBIA TRUST COMPANY (CTC) TRUST POOLS

CMA shall vote proxies on securities held in the trust pools.

CMG FAMILY FUNDS/CMA FUND TRUST

CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

COLUMBIA PRIVATE PORTFOLIO

CMA shall vote proxies on securities held in its separately managed accounts.

ALTERNATIVE INVESTMENT GROUP

----------
(1) The term "proxy" as used herein refers to consents, elections and authorizations solicited by any party with respect to securities of any sort.

(2) A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

CMA's clients may invest in securities ("Alternative Investments") issued by alternative investment vehicles (i.e. hedge funds, private equity funds, and other alternative investment pools) that are structured as private limited partnerships ("LPs"), limited liability companies ("LLCs") or offshore corporations. Generally, CMA's Alternative Investment Group ("AIG") is the platform through which CMA provides advisory services relating to Alternative Investments.

The voting rights of Alternative Investments generally are rights of contract set forth in the limited liability company or limited partnership agreement, in the case of LLCs and LPs, or Memorandum and Articles of Association or By-laws, in the case of offshore corporations. Also, as privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, proxies are not solicited regarding Alternative Investment vehicles. Instead, consents may be solicited from members, limited partners or shareholders.

Because of the unique characteristics of Alternative Investments, CMA has a tailored process for voting Alternative Investment proxies and consents.

Process

AIG will vote all Alternative Investment proxies and consents in accordance with this Policy. The committee voting AIG proxies consists of AIG senior management, investment and operations professionals. Conflicts of interest are to be monitored and resolved as set forth in this Policy.

II. PROXY COMMITTEE

CMA shall establish a Proxy Committee whose standing members shall include the head of core equity, head of value, head of growth, head of income strategies, head of equity research and head of fixed income research. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf.

The Proxy Committee's functions shall include, in part,

          (a) direction of the vote on proposals where there has been a recommendation to the Committee, pursuant to Section IV.B, not to vote according to the predetermined Voting Guidelines stated in Section IV.A or on proposals which require special, individual consideration in accordance with Section IV.C;

          (b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

          (c) review at least annually of existing Voting Guidelines and need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

          (d) development and modification of Voting Procedures, as stated in
          Section V, as it deems appropriate or necessary.

The Proxy Committee shall establish a charter, which shall set forth the Committee's purpose, membership and operation. The Committee's charter shall be consistent, in all material respects, with this policy and procedure.

III. CONFLICTS OF INTEREST

With Other Bank of America Businesses

Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

Within CMA

Conflicts of interest may also arise from the business activities of CMA. For example, CMA might manage (or be seeking to manage) the assets of a benefit plan for an issuer. CMA may also be presented with an actual or apparent conflict of interest where proxies of securities issued by BAC or a CMG Family Fund, for which CMA serves as investment adviser, are to be voted for a client's account.

Management of Conflicts

CMA's policy is to always vote proxies in the best interest of its clients, as a whole, without regard to its own self-interest or that of its affiliates. BAC as well as CMA has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

          1. BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or (as in the case of BACAP associates) non-trust fiduciary responsibilities, including investment decision-making and proxy voting.

          2. In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.

          3. Within CMA, CMA's Code of Ethics affirmatively requires that associates of CMA act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's Clients.

          4. By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

               - To disclose to the chairperson of the Proxy Committee and the chairperson to the head of CMG Compliance any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA shall vote proxies. In the event the chairperson of the Proxy Committee has a conflict of interest regarding a given matter, he or she shall abstain from participating in the Committee's determination of whether and/or how to vote in the matter; and

               - To refrain from taking into consideration, in the decision as to whether or how CMA shall vote proxies:

                    - The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

                    - Any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of CMA or BAC.

Where a material conflict of interest is determined to have arisen in the proxy voting process that may not be adequately mitigated by voting in accordance with the predetermined Voting Guidelines, CMA's policy is to invoke one or more of the following conflict management procedures:

1. Convene the Proxy Committee for the purpose of voting the affected proxies in a manner that is free of the conflict.

2. Causing the proxies to be voted in accordance with the recommendations of a qualified, independent third party, which may include CMA's proxy voting agent.

3. In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

IV. VOTING GUIDELINES

A. THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING PROXIES:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

     - Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

          However, CMA generally will WITHHOLD votes from pertinent director nominees if:

               (i) the board as proposed to be constituted would have more than one-third of its members from management;

               (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);

               (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);

               (iv) a director serves on more than six public company boards;

               (v) the CEO serves on more than two public company boards other than the company's board.

          On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

     - Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.

     - Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

     - Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

          -    Established governance standards and guidelines.

          - Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.

          - Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

          - A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

          - Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

          - The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

     - Proposals that grant or restore shareholder ability to remove directors with or without cause.

     - Proposals to permit shareholders to elect directors to fill board vacancies.

     - Proposals that encourage directors to own a minimum amount of company stock.

     -    Proposals to provide or to restore shareholder appraisal rights.

     -    Proposals to adopt cumulative voting.

     -    Proposals for the company to adopt confidential voting.

CMA generally will vote AGAINST:

     - Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

     - Proposals that give management the ability to alter the size of the board without shareholder approval.

     - Proposals that provide directors may be removed only by supermajority vote.

     -    Proposals to eliminate cumulative voting.

     - Proposals which allow more than one vote per share in the election of directors.

     - Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

     - Proposals that mandate a minimum amount of company stock that directors must own.

     -    Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

     - Director and officer indemnification and liability protection. CMA is opposed to entirely eliminating directors' and officers' liability for monetary damages for violating the duty of care. CMA is also opposed to expanding coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. CMA supports proposals which provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he/she reasonably believed was in the best interests of the company, AND (ii) if the director's legal expenses would be covered.

     - Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

     - Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 10% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

     - Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

     -    Proposals asking a company to expense stock options.

     -    Proposals to put option repricings to a shareholder vote.

     - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

CMA generally will vote AGAINST:

     - Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.

     - Proposals to authorize the replacement or repricing of out-of-the money options.

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

     - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

          For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

     - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

     - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

     - Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

     - CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

     - CMA generally votes FOR shareholder proposals to eliminate a poison pill.

     - CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

     - CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.

Supermajority vote

     - CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

     - CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

     - Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

     - Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

          -    Credible reason exists to question:

               - The auditor's independence, as determined by applicable regulatory requirements.

               - The accuracy or reliability of the auditor's opinion as to the company's financial position.

          - Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.

     - Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

     - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

     - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

     - Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

     - Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.

CMA will vote AGAINST:

     - Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

     - Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

     - Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

     - FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

     - FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

     - Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

     - Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

     - Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

     - Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.

     - Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.

     - Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

8.  Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

     -    Board structure

     -    Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     - Ignore a shareholder proposal that is approved by a majority of shares outstanding;

     - Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

     -    Are interested directors and sit on the audit or nominating committee;
          or

     - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

     -    Past performance relative to its peers

     -    Market in which fund invests

     - Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

     - Past shareholder activism, board activity and votes on related proposals

     -    Strategy of the incumbents versus the dissidents

     -    Independence of incumbent directors; director nominees

     -    Experience and skills of director nominees

     -    Governance profile of the company

     -    Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Past performance as a closed-end fund

     -    Market in which the fund invests

     -    Measures taken by the board to address the discount

     - Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

     -    Proposed and current fee schedules

     -    Fund category/investment objective

     -    Performance benchmarks

     -    Share price performance as compared with peers

     -    Resulting fees relative to peers

     -    Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

     -    Stated specific financing purpose

     -    Possible dilution for common shares

     -    Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

     -    Potential competitiveness

     -    Regulatory developments

     -    Current and potential returns

     -    Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a nonfundamental restriction, considering the following factors:

     -    Fund's target investments

     -    Reasons given by the fund for the change

     -    Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:

     -    Political/economic changes in the target market

     -    Consolidation in the target market

     -    Current asset composition

Change in Fund's Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:

     -    Potential competitiveness

     -    Current and potential returns

     -    Risk of concentration

     -    Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

     -    Strategies employed to salvage the company

     -    Past performance of the fund

     -    Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

     -    The degree of change implied by the proposal

     -    The efficiencies that could result

     -    The state of incorporation; net effect on shareholder rights

     -    Regulatory standards and implications

CMA will vote FOR:

     - Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

     - Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

     -    Proposals enabling the Board to:

          -    Change, without shareholder approval the domicile of the fund

          - Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

     -    Regulations of both states

     -    Required fundamental policies of both states

     -    The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Fees charged to comparably sized funds with similar objectives

     -    The proposed distributor's reputation and past performance

     -    The competitiveness of the fund in the industry

     -    Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Resulting fee structure

     -    Performance of both funds

     -    Continuity of management personnel

     -    Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

     -    Performance of the fund's NAV

     -    The fund's history of shareholder relations

     -    The performance of other funds under the adviser's management

9. Alternative Investment Group ("AIG") Matters

The AIG Proxy Sub-Committee generally will vote in accordance with the guidelines set forth in this policy. With respect to matters that are not addressed by the guidelines, the AIG Proxy Sub-Committee will vote each such matter on a CASE-BY-CASE basis.

B. ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.

A Portfolio Manager, sub-adviser or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines stated in Section IV.A. In this situation, he or she shall request that the Proxy Committee consider voting the proxy other than according such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption.

C. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The following proposals require special, individual consideration. The Proxy Committee will determine how proxies related to all such proposals will be voted.

               1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

               2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

               3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

               4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

               5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified in Section IV.A.

               6. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

               7. PREEMPTIVE RIGHTS. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines set forth in Section IV above. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to effect the purposes of this Policy.

     - CMA shall use an independent, third-party vendor (currently Institutional Shareholder Services ("ISS")), to implement its proxy voting process as CMAs proxy voting agent. This retention is subject to CMA continuously assessing the vendor's independence from CMA and its affiliates, and the vendor's ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with CMA's proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor's other clients and the owners, officers or employees of any such firm, on the one hand, and CMA's clients, on the other hand. As means of performing this assessment, CMA will require various reports and notices from the vendor, as well as periodic audits of the vendor's voting record and other due diligence.

     - ISS shall provide proxy analysis and record keeping services in addition to voting proxies on behalf of CMA in accordance with this Policy.

     - On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in all accounts over which CMA has voting authority. Information regarding equity holdings for international portfolio shall be sent weekly.

     - ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be promptly noted and resolved by ISS, with notice to CMA.

     - Whenever a vote is solicited, ISS shall execute the vote according to CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section IV.A.

     - If ISS is not sure how to vote a particular proxy, then ISS will issue a request for voting instructions to CMA over a secure website. CMA personnel shall check this website regularly. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's understanding of the Voting Guidelines previously delivered to ISS. CMA shall promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

     - Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

     - ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

VI. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in CMA's Form ADV. Upon receipt of a Client's request for more information, CMA will provide to the Client a copy of this Policy and/or how CMA voted proxies for the Client pursuant to this Policy for up to a one-year period.

                              COLUMBIA INCOME FUND
                                  (THE "FUND")

    SUPPLEMENT TO THE PROSPECTUSES DATED AUGUST 1, 2005 (THE "PROSPECTUSES")

     The Prospectuses are hereby supplemented with the following information:

     1. The date on the front cover of each of the Prospectuses is revised to read "________________, 2005."

     2. The following sentence is added to the section entitled "Performance History":

     Year-to-date performance through ____________, 2005 for the following share classes of the Fund were as follows:

                                Class A --   ___%
                                Class Z --   ___%

     3. The information under the heading "For More Information - Investment Company Act file number" is revised as follows:

     Columbia Funds Series Trust I: 811-4367

          -    Columbia Income Fund

     4. Columbia Funds Distributor, Inc. (the Funds' distributor) and Columbia Funds Services, Inc. (the Funds' transfer agent) have changed their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.

     Sections 5 through 13 of this supplement apply only to Classes A, B, and C of the Fund.

     5. The footnotes to the table entitled "Shareholder Fees" are revised to provide that the contingent deferred sales charge ("CDSC") applicable to Class A shares applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.

     6. The section entitled "Investment Minimums" is revised in its entirety as follows:

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Please see the Statement of Additional Information for more details on investment minimums.

     7. The call-out box entitled "Choosing a Share Class" is revised in its entirety as follows:

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B AND C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

     8. The table entitled "Class A Sales Charges" is replaced in its entirety as follows:

     For Fixed Income Funds (other than Columbia Money Market Fund and Columbia Municipal Money Market Fund):

CLASS A SALES CHARGES

                                    AS A % OF THE                     % OF OFFERING PRICE
                                       PUBLIC       AS A % OF YOUR   RETAINED BY FINANCIAL
AMOUNT PURCHASED                   OFFERING PRICE     INVESTMENT            ADVISOR
----------------                   --------------   --------------   ---------------------
Less than $50,000                       4.75             4.99                 4.25
$50,000 to less than $100,000           4.50             4.71                 4.00
$100,000 to less than $250,000          3.50             3.63                 3.00
$250,000 to less than $500,000          2.50             2.56                 2.25
$500,000 to less than $1,000,000        2.00             2.04                 1.75
$1,000,000 or more                      0.00             0.00                 0.00

     For Short-Intermediate Fixed Income Funds:

CLASS A SALES CHARGES

                                    AS A % OF THE                     % OF OFFERING PRICE
                                       PUBLIC       AS A % OF YOUR   RETAINED BY FINANCIAL
AMOUNT PURCHASED                   OFFERING PRICE     INVESTMENT            ADVISOR
----------------                   --------------   --------------   ---------------------
Less than $100,000                      3.25             3.36                 3.00
$100,000 to less than $250,000          2.50             2.56                 2.25
$250,000 to less than $500,000          2.00             2.04                 1.75
$500,000 to less than $1,000,000        1.50             1.52                 1.25
$1,000,000 or more                      0.00             0.00                 0.00

     For Short-Term Fixed Income Funds:

CLASS A SALES CHARGES

                                    AS A % OF THE                     % OF OFFERING PRICE
                                       PUBLIC       AS A % OF YOUR   RETAINED BY FINANCIAL
AMOUNT PURCHASED                   OFFERING PRICE     INVESTMENT            ADVISOR
----------------                   --------------   --------------   ---------------------
Less than $100,000                      1.00             1.01                 0.75
$100,000 to less than $250,000          0.75             0.76                 0.50
$250,000 to less than $1,000,000        0.50             0.50                 0.40
$1,000,000 or more                      0.00             0.00                 0.00

     9. The paragraph immediately following the table entitled "Class A Sales Charges" is revised in its entirety as follows:

Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

     10. The table entitled "Purchases Over $1 Million" for Class A shares is replaced in its entirety as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                      COMMISSION %
----------------                      ------------
Less than $3 million                      1.00
$3 million to less than $50 million       0.50
$50 million or more                       0.25

For certain group retirement plans, financial advisors will receive a 1% commission from the distributor on all purchases less than $3 million.

     11. The section entitled "Reduced Sales Charges for Larger Investments" is revised in its entirety as follows:

     A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

     B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

     -    Individual accounts

     -    Joint accounts

     -    Certain IRA accounts

     -    Certain trusts

     -    UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

     C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

     D. How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, though fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

     12. All disclosure related to Class B Sales Charges under the section entitled "Sales Charges" is revised in its entirety as follows:

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

     For all Funds (other than the Short-Intermediate Fixed Income Funds):

Purchases of less than $50,000

CLASS B SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

     For Short-Intermediate Fixed Income Funds:

Purchases of less than $50,000

CLASS B SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    3.00
Through second year                   3.00
Through third year                    2.00
Through fourth year                   1.00
Through fifth year                    0.00
Through sixth year                    0.00
Longer than six years                 0.00

Commission to financial advisors is 2.75%.

Automatic conversion to Class A shares occurs eight years after purchase.

     13. The instructions with respect to redemptions by systematic withdrawal plan in the table under the section "How to Sell Shares" are revised in their entirety as follows:

You may automatically sell a specified dollar amount or percentage of your account on a monthly, quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance requirement has been waived for wrap accounts. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

     Section 14 of this supplement applies only to Class Z of the Fund.

     14. The section entitled "Eligible Investors" in the Fund's Class Z Prospectus is revised in its entirety as follows:

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.

IMPORTANT THINGS TO CONSIDER WHEN DECIDING ON A CLASS OF SHARES:

Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.

Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by an intermediary. Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.

Eligible Investors and their applicable investment minimums are as follows:

No minimum initial investment

- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

- Any group retirement plan, including defined benefit and defined contribution plans such as: 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of a Fund's transfer agent;

- Any investor purchasing through a Columbia Management Group state tuition plan organized under Section 529 of the Internal Revenue Code; or

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

$1,000 minimum initial investment

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (CMD) (i) who holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by CMD;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by CMD;

- Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;

- Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $1,000 minimum investment requirement);

- Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; or

- Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.

The Funds reserve the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Funds also reserve the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

[Control #] ________________________                        [Date] _____________

Columbia Income Fund                                Prospectus, August 1, 2005

Class A, B and C Shares

Advised by Columbia Management Advisors, Inc.

TABLE OF CONTENTS

THE FUND........................................................      2

Investment Goals................................................      2
Principal Investment Strategies.................................      2
Principal Investment Risks......................................      3
Performance History.............................................      5
Your Expenses...................................................      6

YOUR ACCOUNT                                                          8

How to Buy Shares...............................................      8
Investment Minimums.............................................      8
Sales Charges...................................................      9
How to Exchange Shares..........................................     13
How to Sell Shares..............................................     14
Fund Policy on Trading of Fund Shares...........................     15
Distribution and Service Fees...................................     16
Other Information About Your Account............................     16

MANAGING THE FUND...............................................     19

Investment Advisor..............................................     19
Portfolio Managers..............................................     19
Legal Proceedings...............................................     19

OTHER INVESTMENT STRATEGIES AND RISKS...........................     21

FINANCIAL HIGHLIGHTS............................................     23

APPENDIX A......................................................     26

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Not FDIC Insured May Lose Value
No Bank Guarantee

The Fund

INVESTMENT GOALS

The Fund seeks its total return by investing for a high level of current income and, to a lesser extent, capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds, including:

      - debt securities issued by the U.S. government; these include U.S. treasury securities and agency securities; agency securities include certain mortgage-backed securities, which represent interests in pools of mortgages,

      -     debt securities of corporations,

      - mortgage-backed securities and asset-backed securities issued by private (non-governmental) entities, and

      - dollar-denominated debt securities issued by foreign governments and corporations.

At least 60% of total assets are medium- or higher-quality securities that are at the time of purchase:

      -     rated at least BBB by Standard & Poor's,

      -     rated at least Baa by Moody's Investors Service, Inc.,

      - given a comparable rating by another nationally recognized rating agency, or

      - unrated securities that the advisor believes to be of comparable quality.

The Fund may invest up to 40% of its total assets in lower-rated or comparable unrated debt securities. These securities are sometimes referred to as "junk bonds" and are at the time of purchase:

      -     rated below BBB by Standard & Poor's,

      -     rated below Baa by Moody's Investors Service, Inc.,

      - given a comparable rating by another nationally recognized rating agency, or

      - unrated securities that the advisor believes to be of comparable quality.

The Fund seeks to achieve capital appreciation through purchasing bonds that increase in market value. In addition, to a limited extent, the Fund may seek capital appreciation by using hedging techniques such as futures or options.

The advisor has wide flexibility to vary the allocation among different types of debt securities based on its judgment of which types of securities will outperform the others. In determining whether to buy or sell securities, the advisor evaluates relative values of the various types of securities in which the Fund can invest (e.g., the relative value of corporate debt securities versus mortgage-backed securities under prevailing market conditions), relative values of various rating categories (e.g., relative values of higher-rated securities versus lower-rated securities under prevailing market conditions), and individual issuer characteristics.

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed income securities.

Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued or supported by private entities, including corporate bonds, municipal bonds and mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer, may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income. The Fund's investments in securities issued by U.S. government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, are not funded by Congressional appropriations and are neither guaranteed nor insured by the U.S. government. Furthermore, no assurances can be given that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility.

The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions.

Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative strategies, see the Statement of Additional Information.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

      UNDERSTANDING PERFORMANCE

      Calendar Year Total Returns show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

      Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges. The Fund's returns are compared to the Lehman Brothers Intermediate Government/Credit Bond Index (Lehman Intermediate Gov't/Credit Index), an unmanaged index that tracks the performance of intermediate term U.S. government and corporate bonds. The Fund's returns are also compared to the Lehman Brothers Intermediate Credit Bond Index (Lehman Index), the intermediate component of the U.S. Credit Index. The U.S. Credit Index includes publicly issued US corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

Calendar Year Total Returns (Class A)/(1)/

                                     [CHART]

1995     1996    1997   1998   1999   2000   2001   2002    2003   2004
-----    ----    ----   ----   ----   ----   ----   ----   -----   ----
19.74%   4.82%   9.58%  4.00%  1.23%  9.76%  8.36%  7.17%  11.54%  5.66%

      The Class's year-to-date           For the periods shown in bar chart:
      total return                       Best quarter: 2nd quarter 1995, +6.52%
      through June 30, 2005              Worst quarter: 2nd quarter 2004, -2.47%
      was 1.80%.

(1) Class A is a newer class of shares. Its performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been lower, since Class A shares are subject to a Rule 12b-1 fee. Class A shares were initially offered on July 31, 2000, and Class Z shares were initially offered on March 5, 1986.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns -- for periods ended December 31, 2004

                                               1 Year     5 Years       10 Years
Class A (%)
Return Before Taxes                              0.66%   7.42%/(1)/      7.56%/(1)/
Return After Taxes on Distributions             -1.15%   4.93%/(1)/      4.82%/(1)/
Return After Taxes on Distributions and Sale
   of Fund Shares                               -0.39%   4.79%/(1)/      4.73%/(1)/

Class B (%)
Return Before Taxes                             -0.13%   7.78%/(1)/      7.88%/(1)/
Return After Taxes on Distributions             -1.75%   5.39%/(1)/      5.20%/(1)/
Return After Taxes on Distributions and Sale
   of Fund Shares                               -0.11%   5.16%/(1)/      5.07%/(1)/

Class C (%)
Return Before Taxes                              4.03%   8.15%/(1)/      7.92%/(1)/
Return After Taxes on Distributions              2.35%   5.76%/(1)/      5.23%/(1)/
Return After Taxes on Distributions and Sale
   of Fund Shares                                2.59%   5.49%/(1)/      5.09%/(1)/

Lehman Intermediate Gov't/Credit Index (%)       3.04%   7.21%           7.16%

Lehman Index (%)                                 4.08%   8.05%           7.91%

(1) Class A, Class B and Class C are newer classes of shares. Class A performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to its inception. Class B and Class C performance information includes returns of the Fund's Class A shares for the period from July 31, 2000 through July 15, 2002 and for periods prior thereto, the Fund's Class Z shares (the oldest existing Fund class). These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower, since the newer classes of shares are subject to a Rule 12b-1 fee. Class A shares were initially offered on July 31, 2000, Class B and Class C shares were initially offered on July 15, 2002, and Class Z shares were initially offered on March 5, 1986.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

      UNDERSTANDING EXPENSES

      Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

      Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

      Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

      -     $10,000 initial investment

      -     5% total return for each year

      -     Fund operating expenses remain the same

      -     Reinvestment of all dividends and distributions

      -     Class B shares convert to Class A shares after eight years

Shareholder Fees/(1)/ (paid directly from your investment)

                                                                       Class A      Class B     Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                 4.75         0.00        0.00

Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)   1.00/(2)/    5.00        1.00

Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                         /(3)/    /(3)/       /(3)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3)   There is a $7.50 charge for wiring sale proceeds to your bank.

Annual Fund Operating Expenses (deducted directly from Fund assets)

                                            Class A      Class B       Class C
Management fee/(1)/ (%)                      0.54         0.54          0.54

Distribution and service (12b-1) fees (%)    0.25         1.00          1.00/(2)/

Other expenses/(3)/ (%)                      0.14         0.14          0.14
                                             ----         ----          ---------
Total annual fund operating expenses (%)     0.93         1.68          1.68/(2)/

(1) The Fund pays a management fee of 0.41% and administration fee of 0.13%. Management fees have been restated to reflect contractual changes effective November 1, 2004.

(2) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table the 12b-1 fee for Class C shares would be 0.85% and total annual fund operating expenses for Class C shares would be 1.53%. This arrangement may be modified or terminated by the distributor at any time.

(3) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

Example Expenses (your actual costs may be higher or lower)

Class                                 1 Year   3 Years   5 Years   10 Years
Class A                                $565     $757     $  965     $1,564

Class B: did not sell your shares      $171     $530     $  913     $1,788
         sold all your shares at
         the end of the period         $671     $830     $1,113     $1,788

Class C: did not sell your shares      $171     $530     $  913     $1,987
         sold all your shares at
         the end of the period         $271     $530     $  913     $1,987

See Appendix A for additional hypothetical investment and expense information.

Your Account

HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

Outlined below are the various options for buying shares:

Method             Instructions

Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York
                   Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

By check           For new accounts, send a completed application and check
(new account)      made payable to the Fund to the transfer agent, Columbia
                   Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                   Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for shares of the same class (and, in some cases, certain other classes) of the Fund at no additional cost.
                   There may be an additional sales charge if exchanging from a money market fund. To exchange by telephone, call
                   1-800-422-3737.

By wire You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 for wiring instructions.

By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. There may be an additional sales charge if exchanging from a money market fund. Be sure to complete the appropriate section of the account application for this feature.

By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares (and, in some
                   cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if exchanging from a money market fund. To invest your dividends in the Fund, call 1-800-345-6611.

INVESTMENT MINIMUMS

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For participants in the Automatic Investment Plan the initial investment minimum is $50. For participants in certain retirement plans the initial investment minimum is $25. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Please see the Statement of Additional Information for more details on investment minimums.

SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge ("CDSC") when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.

      CHOOSING A SHARE CLASS

      The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

      The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

Class A shares Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

Class A Sales Charges

                                                                  % of offering
                                      As a % of                         price
                                     the public       As a %        retained by
                                      offering       of your         financial
Amount purchased                       price        investment        advisor
Less than $50,000                       4.75           4.99            4.25

$50,000 to less than $100,000           4.50           4.71            4.00

$100,000 to less than $250,000          3.50           3.63            3.00

$250,000 to less than $500,000          2.50           2.56            2.00

$500,000 to less than $1,000,000        2.00           2.04            1.75

$1,000,000 or more                      0.00           0.00            0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

Purchases Over $1 Million

Amount purchased                                         Commission %
Less than $3 million                                         1.00

$3 million to less than $5 million                           0.80

$5 million to less than $25 million                          0.50

$25 million or more                                          0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

            UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

            Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.

Reduced Sales Charges for Larger Investments.

A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

Statement of Intent You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.

B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

      -     Individual accounts

      -     Joint accounts

      -     Certain IRA accounts

      -     Certain trusts

      -     UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.

  C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.

  D. How can I obtain more information about breakpoint discounts?

Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

Class B shares Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

Purchases of less than $250,000:

  Class B Sales Charges

                                               % deducted when
Holding period after purchase                  shares are sold
Through first year                                  5.00

Through second year                                 4.00

Through third year                                  3.00

Through fourth year                                 3.00

Through fifth year                                  2.00

Through sixth year                                  1.00

Longer than six years                               0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the period during which a CDSC would apply when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation (as described above) apply, so that if the combined value of the eligible Fund accounts in all classes maintained by you and each member of your immediate family (as defined above), together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to a lower CDSC and the applicable reduced holding period, provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. This Class B share discount program for larger purchases (as further described in the charts below) is not applicable to Class B shares received by former Galaxy Fund Prime B shareholders in connection with the reorganization of the former Galaxy Fund.

Purchases of $250,000 to less than $500,000:

Class B Sales Charges

                                               % deducted when
Holding period after purchase                  shares are sold
Through first year                                  3.00

Through second year                                 2.00

Through third year                                  1.00

Longer than three years                             0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

Purchases of $500,000 to less than $1 million:

Class B Sales Charges

                                               % deducted when
Holding period after purchase                  shares are sold
Through first year                                  3.00

Through second year                                 2.00

Through third year                                  1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.
If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or to a financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

Class C shares Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor an up-front commission of 1.00% on sales of Class C shares.

Class C Sales Charges

                                               % deducted when
Holding period after purchase                  shares are sold
Through first year                                  1.00

Longer than one year                                0.00

HOW TO EXCHANGE SHARES

You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

Outlined below are the various options for selling shares:

Method             Instructions

Through your       You may call your financial advisor to place your sell
financial advisor  order. To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees for executing a redemption for you.

By exchange        You or your financial advisor may sell shares of the
                   Fund by exchanging from the Fund into the same share class
                   (and, in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at no additional cost. To exchange by telephone, call
                   1-800-422-3737.

By telephone       You or your financial advisor may sell shares of the Fund
                   by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $
                   100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.

By mail You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                   Mail your letter of instruction to Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

By systematic      You may automatically sell a specified dollar amount or
withdrawal plan    percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                   Be sure to complete the appropriate section of the account application for this feature.

By electronic      You may sell shares of the Fund and request that the proceeds
funds transfer     be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

DISTRIBUTION AND SERVICE FEES

Rule 12b-1 Plan. The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.60% annually. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedules applicable to Class B shares.

Additional Intermediary Compensation In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of the Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.

OTHER INFORMATION ABOUT YOUR ACCOUNT

How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Fund shares are priced. If a security is valued at a "fair value" that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

  Types of Distributions

  Dividends       Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.

  Capital gains   Represents net long-term capital gains on sales of
                  securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

            UNDERSTANDING FUND DISTRIBUTIONS

            The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Distribution Options The Fund declares any dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the date on which a purchase order is settled by payment. Shares stop earning dividends at the close of business on the day before the date on which a redemption order is settled. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

  Distribution Options

    Reinvest all distributions in additional shares of your current fund

    Reinvest all distributions in shares of another fund

    Receive dividends in cash (see options below) and reinvest capital gains

    Receive all distributions in cash (with one of the following options):

      -     send the check to your address of record

      -     send the check to a third party address

      -     transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.
In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

Managing the Fund

INVESTMENT ADVISOR

Columbia Management Advisors, Inc. ("Columbia Management"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to June 15, 2005, CMG was a corporation. Effective June 15, 2005, CMG converted to a limited liability company. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2005 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.45% of average daily net assets of the Fund. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's annual report to shareholders for the fiscal year ended March 31, 2005.

PORTFOLIO MANAGERS

Kevin L. Cronk, a vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since March, 2003. Mr. Cronk has been associated with Columbia Management or its predecessors since August, 1999. Prior to joining Columbia Management in August, 1999, Mr. Cronk was an investment associate in the High Yield Group at Putnam Investments from May, 1996 to July, 1999.

Thomas A. LaPointe, a vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since March, 2003. Mr. LaPointe has been associated with Columbia Management or its predecessors since February, 1999.

Carl W. Pappo, a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since March, 2005. Mr. Pappo has been associated with Columbia Management or its predecessors since January, 1993.

Marie M. Schofield, a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since March, 2005. Ms. Schofield has been associated with Columbia Management or its predecessor since 1990.

The Statement of Additional Information provides additional information about the managers' compensation, other accounts managed and ownership, of securities in the Fund.

LEGAL PROCEEDINGS

On February 9, 2005, Columbia Management and Columbia Funds Distributor, Inc., ("CFD") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia Management and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC, to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Funds' independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the fund or its shareholders can not currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the

NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL"). The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, removal of the trustees of the funds, removal of Columbia Management and CFD, disgorgement of all management fees and monetary damages. The MDL is ongoing.

On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Funds and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Funds and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

In 2004, certain Columbia Funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits seek damages and allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as IN RE COLUMBIA ENTITIES LITIGATION. The plaintiffs filed a consolidated amended complaint on June 9, 2005.

On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL.

Other Investment Strategies and Risks

The Fund's principal investment strategies and their associated risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goals. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or any of its investment strategies.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms.

ASSET-BACKED SECURITIES

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause the Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are securities that represent ownership interests in large, diversified pools of mortgage loans. Sponsors pool together mortgages of similar rates and terms and offer them as a security to investors.

Most mortgage securities are pooled together and structured as pass-throughs. Monthly payments of principal and interest from the underlying mortgage loans backing the pool are collected by a servicer and "passed through" regularly to the investor. Pass-throughs can have a fixed or an adjustable rate. The majority of pass-through securities are issued by three agencies: Ginnie Mae, Fannie Mae and Freddie Mac. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on mortgage-backed securities and, therefore, cause the Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

Commercial mortgage-backed securities are secured by loans to commercial properties such as office buildings, multi-family apartment buildings, and shopping centers. These loans usually contain prepayment penalties that provide protection from refinancing in a declining interest rate environment.

Real estate mortgage investment conduits (REMICs) are multi-class securities that qualify for special tax treatment under the Internal Revenue Code. REMICs invest in certain mortgages that are secured principally by interests in real property such as single family homes.

PORTFOLIO TURNOVER

There are no limits on turnover. Turnover may vary significantly from year to year. The advisor does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. The Fund will also sell securities without regard to turnover if it believes that developments within specific issuers, sectors or the market as a whole so warrant. Portfolio turnover typically results in transaction costs and produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's total return.

ILLIQUID INVESTMENTS

The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold in public transactions because of Securities and Exchange Commission regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Board of Trustees, certain restricted securities may be deemed liquid and will not be counted towards this 15% limit.

TEMPORARY DEFENSIVE STRATEGIES

At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the fiscal year ended March 31, 2005 and the Fund's prior fiscal years, which ran from July 1 to June 30, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the financial statements which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the periods ended June 30, 2003, 2002, and 2001 has been derived from the Fund's financial statements which have been audited by another independent registered public accounting firm whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

The Fund

                                                           Year Ended  Period Ended                               Period Ended
                                                           March 31,    March 31,          Year Ended June 30,      June 30,
                                                              2005     2004/(a)(b)/      2003/(c)/    2002/(c)/   2001/(c)(d)/
                                                            Class A      Class A         Class A      Class A       Class A
                                                            -------      -------         -------      -------     -------------
Net asset value --
Beginning of period ($)                                       10.21       10.10            9.44        9.54           9.21
                                                             ------      ------          ------       -----          -----
Income from Investment Operations ($):
  Net investment income/(e)/                                   0.47        0.39            0.45        0.60/(f)/      0.61
  Net realized and unrealized gain (loss) on investments
   and foreign currency                                       (0.27)       0.15            0.75       (0.08)/(f)/     0.32
                                                             ------      ------          ------       -----          -----
 Total from Investment Operations                              0.20        0.54            1.20        0.52           0.93
                                                             ------      ------          ------       -----          -----
Less Distributions Declared to Shareholders ($):
  From net investment income                                  (0.52)      (0.43)          (0.54)      (0.62)         (0.60)
  Return of capital                                              --          --              --          --/(g)/        --
                                                             ------      ------          ------       -----          -----
 Total Distributions Declared to Shareholders                 (0.52)      (0.43)          (0.54)      (0.62)         (0.60)
                                                             ------      ------          ------       -----          -----
Net asset value --
End of period ($)                                              9.89       10.21           10.10        9.44           9.54
                                                             ------      ------          ------       -----          -----
 Total return (%)/(h)/                                         2.00        5.50/(i)(j)/   13.18/(i)/   5.53          10.41/(j)/
                                                             ------      ------          ------       -----          -----
Ratios to Average Net Assets/Supplemental Data (%):
  Operating expenses/(k)/                                      0.97        1.14/(l)/       1.23        1.10           1.12/(l)/
  Interest expense                                               --          --/(l)(m)/      --          --             --
  Expenses/(k)/                                                0.97        1.14/(l)/       1.23        1.10           1.12/(l)/
  Net investment income/(k)/                                   4.66        5.20/(l)/       5.12        6.32/(f)/      7.08/(l)/
  Waiver/reimbursement                                           --        0.03/(l)/       0.05          --             --
 Portfolio turnover rate (%)                                     36          93/(j)/         96         136/(n)/       128/(n)/
 Net assets, end of period (000's)($)                        96,568      92,053          89,740         204              1

(a)   On October 13, 2003, the Liberty Income Fund was renamed Columbia Income
      Fund.

(b) The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2004.

(c) Per share data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Income Portfolio, prior to the portfolio liquidation.

(d) Class A shares were initially offered on July 31, 2000. Per share data and total return reflect activity from that date.

(e) Per share data was calculated using average shares outstanding during the period.

(f) Effective July 1, 2001, the SR&F Income Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.40% to 6.32%. Per share data and ratios for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.

(g)   Rounds to less than $0.01 per share.

(h) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(i)   Not annualized.

(j) Had the investment advisor not reimbursed a portion of expenses, total return would have been reduced.

(k) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(l)   Annualized.

(m)   Rounds to less than 0.01%.

(n)   Portfolio turnover disclosed is for the SR&F Income Portfolio.

                                                                          Year Ended  Period Ended      Period Ended
                                                                          March 31,    March 31,          June 30,
                                                                             2005     2004/(a)(b)/     2003/(c)(d)/
                                                                           Class B      Class B           Class B
                                                                           -------      -------           -------
Net asset value --
Beginning of period ($)                                                      10.21       10.10              9.47
                                                                            ------       -----             -----
Income from Investment Operations ($):

   Net investment income/(e)/                                                 0.39        0.33              0.40
   Net realized and unrealized gain on investments and foreign currency      (0.27)       0.15              0.68
                                                                            ------       -----             -----
Total from Investment Operations                                              0.12        0.48              1.08
                                                                            ------       -----             -----
Less Distributions Declared to Shareholders ($):
   From net investment income                                                (0.44)      (0.37)            (0.45)
                                                                            ------       -----             -----
 Net asset value --
 End of period ($)                                                            9.89       10.21             10.10
                                                                            ------       -----             -----
  Total Return (%)/(f)/                                                       1.25        4.91/(g)(h)/     11.78/(g)(h)/
                                                                            ------       -----             -----
 Ratios to Average Net Assets/Supplemental Data (%):
   Operating expenses/(i)/                                                    1.72        1.89/(j)/         1.99/(j)/
   Interest expense                                                             --          --/(j)(k)/        --
   Expenses/(i)/                                                              1.72        1.89/(j)/         1.99/(j)/
   Net investment income/(i)/                                                 3.91        4.46/(j)/         4.39/(j)/
   Waiver/reimbursement                                                         --        0.03/(j)/         0.11/(j)/
  Portfolio turnover rate (%)                                                   36          93/(g)/           96
  Net assets, end of period (000's) ($)                                     25,375      29,534            32,430

(a)   On October 13, 2003, the Liberty Income Fund was renamed Columbia Income
      Fund.

(b) The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2004.

(c) Per share data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Income Portfolio, prior to the portfolio liquidation.

(d) Class B shares were initially offered on July 15, 2002. Per share data and total return reflect activity from that date.

(e) Per share data was calculated using average shares outstanding during the period.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)   Not annualized.

(h) Had the investment advisor not reimbursed a portion of expenses, total return would have been reduced.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

(k)   Rounds to less than 0.01%.

                                                                         Year Ended Period Ended     Period Ended
                                                                         March 31,   March 31,         June 30,
                                                                           2005     2004/(a)(b)/      2003/(c)(d)/
                                                                          Class C     Class C          Class C
                                                                          -------     -------          -------
Net asset value --
Beginning of period ($)                                                     10.21      10.10             9.47
                                                                           ------      -----            -----
Income from Investment Operations ($):
  Net investment income/(e)/                                                 0.41       0.34             0.42
  Net realized and unrealized gain on investments and foreign currency      (0.27)      0.15             0.68
                                                                           ------      -----            -----
 Total from Investment Operations                                            0.14       0.49             1.10
                                                                           ------      -----            -----
Less Distributions Declared to Shareholders ($):
  From net investment income                                                (0.46)     (0.38)           (0.47)
                                                                           ------      -----            -----
Net asset value --
End of period ($)                                                            9.89      10.21            10.10
                                                                           ------      -----            -----
 Total return (%)/(f)(g)/                                                    1.40       5.03/(h)/       11.94/(h)/
                                                                           ------      -----            -----
Ratios to Average Net Assets/Supplemental Data (%):
  Operating expenses/(i)/                                                    1.57       1.74/(j)/        1.84/(j)/
  Interest expense                                                             --         --/(j)(k)/       --
  Expenses/(i)/                                                              1.57       1.74/(j)/        1.84/(j)/
  Net investment income/(i)/                                                 4.06       4.52/(j)/        4.51/(j)/
  Waiver/reimbursement                                                       0.15       0.18/(j)/        0.23/(j)/
 Portfolio turnover rate (%)                                                   36         93/(h)/          96
 Net assets, end of period (000's) ($)                                     10,895      9,185            5,522

(a)   On October 13, 2003, the Liberty Income Fund was renamed Columbia Income
      Fund.

(b) The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2004.

(c) Per share data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Income Portfolio, prior to the portfolio liquidation.

(d) Class C shares were initially offered on July 15, 2002. Per share data and total return reflect activity from the date.

(e) Per share data was calculated using average shares outstanding during the period.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g) Had the investment advisor/distributor not reimbursed a portion of expenses, total return would have been reduced.

(h)   Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

(k)   Rounds to less than 0.01%.

Appendix A

Hypothetical Investment and Expense Information

The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Fund assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any fee waiver or expense reimbursement.

Class A Shares/(1)/

Annual Expense Ratio    Initial Hypothetical Investment Amount   Assumed Rate of Return
       0.93%                        $10,000.00                            5%

                                      Hypothetical Year-                           Hypothetical Year-
            Cumulative Return         End Balance Before     Cumulative Return     End Balance After    Annual Fees &
Year      Before Fees & Expenses       Fees & Expenses     After Fees & Expenses    Fees & Expenses       Expenses
 1                 5.00%                  $ 9,896.25                4.07%              $ 9,808.60         $  664.44
 2                10.25%                  $10,391.06                8.31%              $10,207.81         $   93.08
 3                15.76%                  $10,910.62               12.71%              $10,623.27         $   96.86
 4                21.55%                  $11,456.15               17.30%              $11,055.63         $  100.81
 5                27.63%                  $12,028.95               22.08%              $11,505.60         $  104.91
 6                34.01%                  $12,630.40               27.04%              $11,973.87         $  109.18
 7                40.71%                  $13,261.92               32.21%              $12,461.21         $  113.62
 8                47.75%                  $13,925.02               37.60%              $12,968.38         $  118.25
 9                55.13%                  $14,621.27               43.20%              $13,496.20         $  123.06
 10               62.89%                  $15,352.33               49.02%              $14,045.49         $  128.07
                                          ----------               -----               ----------         ---------
Total Gain Before Fees & Expenses         $ 5,927.33
                                          ----------               -----               ----------         ---------
Total Gain After Fees & Expenses                                                       $ 4,620.49
                                          ----------               -----               ----------         ---------
Total Annual Fees & Expenses Paid                                                                         $1,652.27
                                          ----------               -----               ----------         ---------

(1) For Class A shares, the year one Annual Fees & Expenses and Hypothetical Year-End Balance Before Fees & Expenses information shown include the dollar amount and effect of any applicable front-end sales charge of the fund.

Class B Shares

Annual Expense Ratio  Initial Hypothetical Investment Amount   Assumed Rate of Return
      1.68%                        $10,000.00                            5%

                                      Hypothetical Year-                           Hypothetical Year-
            Cumulative Return         End Balance Before     Cumulative Return     End Balance After    Annual Fees &
Year      Before Fees & Expenses       Fees & Expenses     After Fees & Expenses    Fees & Expenses       Expenses
 1                 5.00%                  $10,500.00                3.32%              $10,332.00         $  170.79
 2                10.25%                  $11,025.00                6.75%              $10,675.02         $  176.46
 3                15.76%                  $11,576.25               10.29%              $11,029.43         $  182.32
 4                21.55%                  $12,155.06               13.96%              $11,395.61         $  188.37
 5                27.63%                  $12,762.82               17.74%              $11,773.94         $  194.62
 6                34.01%                  $13,400.96               21.65%              $12,164.84         $  201.09
 7                40.71%                  $14,071.00               25.69%              $12,568.71         $  207.76
 8                47.75%                  $14,774.55               29.86%              $12,985.99         $  214.66
 9                55.13%                  $15,513.28               35.15%              $13,514.52         $  123.23
 10               62.89%                  $16,288.95               40.65%              $14,064.56         $  128.24
                                          ----------               -----               ----------         ---------
Total Gain Before Fees & Expenses         $ 6,288.95
                                          ----------               -----               ----------         ---------
Total Gain After Fees & Expenses                                                       $ 4,064.56
                                          ----------               -----               ----------         ---------
Total Annual Fees & Expenses Paid                                                                         $1,787.54
                                          ----------               -----               ----------         ---------

Class C Shares

Annual Expense Ratio    Initial Hypothetical Investment Amount   Assumed Rate of Return
       1.68%                        $10,000.00                           5%

                                      Hypothetical Year-                           Hypothetical Year-
            Cumulative Return         End Balance Before     Cumulative Return     End Balance After    Annual Fees &
Year      Before Fees & Expenses       Fees & Expenses     After Fees & Expenses    Fees & Expenses       Expenses
 1                 5.00%                  $10,500.00                3.32%              $10,332.00         $  170.79
 2                10.25%                  $11,025.00                6.75%              $10,675.02         $  176.46
 3                15.76%                  $11,576.25               10.29%              $11,029.43         $  182.32
 4                21.55%                  $12,155.06               13.96%              $11,395.61         $  188.37
 5                27.63%                  $12,762.82               17.74%              $11,773.94         $  194.62
 6                34.01%                  $13,400.96               21.65%              $12,164.84         $  201.09
 7                40.71%                  $14,071.00               25.69%              $12,568.71         $  207.76
 8                47.75%                  $14,774.55               29.86%              $12,985.99         $  214.66
 9                55.13%                  $15,513.28               34.17%              $13,417.13         $  221.79
 10               62.89%                  $16,288.95               38.63%              $13,862.58         $  229.15
                                          ----------               -----               ----------         ---------
Total Gain Before Fees & Expenses         $ 6,288.95
                                          ----------               -----               ----------         ---------
Total Gain After Fees & Expenses                                                       $ 3,862.58
                                          ----------               -----               ----------         ---------
Total Annual Fees & Expenses Paid                                                                         $1,987.00
                                          ----------               -----               ----------         ---------

Notes

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FOR MORE INFORMATION

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or by visiting the Fund's website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Columbia Funds Trust VIII: 811-4552

-     Columbia Income Fund

[LOGO] ColumbiaFunds

       A Member of Columbia Management Group

       (C)2005 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com

                                                               PRO-36/88316-0705

Columbia Income Fund                                  Prospectus, August 1, 2005

Class Z Shares

Advised by Columbia Management Advisors, Inc.

TABLE OF CONTENTS

THE FUND                                         2

Investment Goals........................         2
Principal Investment Strategies.........         2
Principal Investment Risks..............         3
Performance History.....................         4
Your Expenses...........................         6

YOUR ACCOUNT                                     7

How to Buy Shares.......................         7
Eligible Investors......................         8
Sales Charges...........................         9
How to Exchange Shares..................         9
How to Sell Shares......................        10
Fund Policy on Trading of Fund Shares...        11
Intermediary Compensation...............        12
Other Information About Your Account....        12

MANAGING THE FUND                               15

Investment Advisor......................        15
Portfolio Managers......................        15
Legal Proceedings.......................        15

OTHER INVESTMENT
STRATEGIES AND RISKS                            17

FINANCIAL HIGHLIGHTS                            19

APPENDIX A                                      21

Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC Insured May Lose Value
               No Bank Guarantee

The Fund

INVESTMENT GOALS

The Fund seeks its total return by investing for a high level of current income and, to a lesser extent, capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds, including:

      - debt securities issued by the U.S. government; these include U.S. treasury securities and agency securities; agency securities include certain mortgage-backed securities, which represent interests in pools of mortgages,

      -     debt securities of corporations,

      - mortgage-backed securities and asset-backed securities issued by private (non-governmental) entities, and

      - dollar-denominated debt securities issued by foreign governments and corporations.

At least 60% of total assets are medium- or higher-quality securities that are at the time of purchase:

      -     rated at least BBB by Standard & Poor's,

      -     rated at least Baa by Moody's Investors Service, Inc.,

      - given a comparable rating by another nationally recognized rating agency, or

      - unrated securities that the advisor believes to be of comparable quality.

The Fund may invest up to 40% of its total assets in lower-rated or comparable unrated debt securities. These securities are sometimes referred to as "junk bonds" and are at the time of purchase:

      -     rated below BBB by Standard & Poor's,

      -     rated below Baa by Moody's Investors Service, Inc.,

      - given a comparable rating by another nationally recognized rating agency, or

      - unrated securities that the advisor believes to be of comparable quality.

The Fund seeks to achieve capital appreciation through purchasing bonds that increase in market value. In addition, to a limited extent, the Fund may seek capital appreciation by using hedging techniques such as futures or options.
The advisor has wide flexibility to vary the allocation among different types of debt securities based on its judgment of which types of securities will outperform the others. In determining whether to buy or sell securities, the advisor evaluates relative values of the various types of securities in which the Fund can invest (e.g., the relative value of corporate debt securities versus mortgage-backed securities under prevailing market conditions), relative values of various rating categories (e.g., relative values of higher-rated securities versus lower-rated securities under prevailing market conditions), and individual issuer characteristics.

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency.

The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed income securities.

Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued or supported by private entities, including corporate bonds, municipal bonds and mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer, may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income. The Fund's investments in securities issued by U.S. government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, are not funded by Congressional appropriations and are neither guaranteed nor insured by the U.S. government. Furthermore, no assurances can be given that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility.

The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions.

Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative strategies, see the Statement of Additional Information.

Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The Fund did not have separate classes of shares prior to July 31, 2000; on that date, the Fund's outstanding shares were redesignated as Class S shares and on July 15, 2002, Class S shares were redesignated as Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

         UNDERSTANDING PERFORMANCE

         Calendar Year Total Returns show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

         Average Annual Total Returns are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

         The Fund's returns are compared to the Lehman Brothers Intermediate Government/Credit Bond Index, (Lehman Intermediate Gov't/Credit Index), an unmanaged index that tracks the performance of U.S. government and corporate bonds. The Fund's returns are also compared to the Lehman Brothers Intermediate Credit Bond Index (Lehman Index) the intermediate component of the U.S. Credit Index. The U.S. Credit Index includes publicly issued US corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

Calendar Year Total Returns (Class Z)

                                    [CHART]

 1995    1996    1997    1998    1999    2000    2001    2002     2003    2004
 ----    ----    ----    ----    ----    ----    ----    ----     ----    ----
19.74%   4.82%   9.58%   4.00%   1.23%   9.82%   8.65%   7.61%   11.97%   6.03%

The Class's year-to-date total return through For the periods shown in bar chart:

June 30, 2005 was 1.92%.                 Best quarter: 2nd quarter 1995, +6.52%
                                         Worst quarter: 2nd quarter 2004, -2.37%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns -- for periods ended December 31, 2004

                                                               Inception
                                                                 Date      1 Year   5 Years   10 Years
Class Z (%)                                                     3/5/86
  Return Before Taxes                                                       6.03     8.80       8.24
  Return After Taxes on Distributions                                       3.99     6.16       5.43
  Return After Taxes on Distributions and Sale of Fund Shares               3.88     5.89       5.29
Lehman Intermediate Gov't/Credit Index (%)                         N/A      3.04     7.21       7.16
Lehman Index (%)                                                   N/A      4.08     8.05       7.91

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

         UNDERSTANDING EXPENSES

         Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

         -     $10,000 initial investment

         -     5% total return for each year

         -     Fund operating expenses remain the same

         -     Reinvestment of all dividends and distributions

Shareholder Fees/(1)/ (paid directly from your investment)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                         0.00

Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)           0.00

Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                             /(2)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)   There is a $7.50 charge for wiring sale proceeds to your bank.

Annual Fund Operating Expenses (deducted directly from Fund assets)

Management fee/(1)/ (%)                                 0.54

Distribution and service (12b-1) fees (%)               0.00

Other expenses/(2)/ (%)                                 0.14

Total annual fund operating expenses (%)                0.68

(1) The Fund pays a management fee of 0.41% and an administration fee of 0.13%. Management fees have been restated to reflect contractual changes effective November 1, 2004.

(2) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

Example Expenses (your actual costs may be higher or lower)

1 Year   3 Years   5 Years   10 Years
$   69   $   218   $   379   $    847

See Appendix A for additional hypothetical investment and expense information.

Your Account

HOW TO BUY SHARES

When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with Columbia Funds Services, Inc., or your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

Outlined below are the various options for buying shares:

Method             Instructions

Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York
                   Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

By check           For new accounts, send a completed application and check

(new account)      made payable to the Fund to Columbia Funds Services, Inc.,
                   P.O. Box 8081, Boston, MA 02266-8081.

By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                   Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By exchange        You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for shares of the same class or Class A of the Fund at no additional cost. To exchange by telephone, call
                   1-800-422-3737. Please see "How to Exchange Shares" for more information.

By wire You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 for wiring instructions.

By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.

By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares of the Fund at
                   no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.

ELIGIBLE INVESTORS

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.

Important things to consider when deciding on a Class of shares:

Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.

Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by an intermediary. Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.

Eligible Investors and their applicable investment minimums are as follows:

No minimum initial investment

   - Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

   - Any group retirement plan, including defined benefit and defined contribution plans such as 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent;

   - Any investor purchasing through a Columbia Management Group state tuition plan organized under Section 529 of the Internal Revenue Code; or

   - Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

$1,000 minimum initial investment

   - Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc.

     (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of a fund merged with a fund distributed by Columbia Funds Distributor, Inc.;

   - Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Funds Distributor, Inc. ;

   - Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;

   - Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $1,000 minimum investment requirement); or

   - Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

SALES CHARGES

Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.

          CHOOSING A SHARE CLASS

          The Fund offers one class of shares in this prospectus -- Class Z.

          The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

HOW TO EXCHANGE SHARES

You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES

You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all the information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

 Outlined below are the various options for selling shares:

Method            Instructions

Through your       You may call your financial advisor to place your sell
financial advisor  order. To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees for executing a redemption for you.

By exchange        You or your financial advisor may sell shares of the Fund by exchanging from the Fund into Class Z shares or Class A shares (only if Class Z is not offered) of another fund distributed by Columbia Funds Distributor, Inc. at no additional cost. To exchange by telephone, call
                   1-800-422-3737.

By telephone       You or your financial advisor may sell shares of the Fund
                   by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.

By mail You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611. Mail your letter of instruction to Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

By systematic      You may automatically sell a specified dollar amount or
withdrawal plan    percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

By electronic      You may sell shares of the Fund and request that the
funds transfer     proceeds  be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

INTERMEDIARY COMPENSATION

The distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.

OTHER INFORMATION ABOUT YOUR ACCOUNT

How the Fund's Share Price is Determined The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Fund shares are priced. If a security is valued at a "fair value" that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for Class Z shares. Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

Dividends         Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.

Capital gains     Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

         UNDERSTANDING FUND DISTRIBUTIONS

         The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Distribution Options The Fund declares any dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the date on which a purchase order is settled by payment. Shares stop earning dividends at the close of business on the day before the date on which a redemption order is settled. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

 Distribution Options

   Reinvest all distributions in additional shares of your current fund

   Reinvest all distributions in shares of another fund

   Receive dividends in cash (see options below) and reinvest capital gains

   Receive all distributions in cash (with one of the following options):

-     send the check to your address of record

-     send the check to a third party address

-     transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

Managing the Fund

INVESTMENT ADVISOR

Columbia Management Advisors, Inc. ("Columbia Management"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to June 15, 2005, CMG was a corporation. Effective June 15, 2005 CMG converted to a limited liability company. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2005 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.45% of average daily net assets of the Fund. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's annual report to shareholders for the fiscal year ended March 31, 2005.

PORTFOLIO MANAGERS

Kevin L. Cronk, a vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since March, 2003. Mr. Cronk has been associated with Columbia Management or its predecessors since August, 1999. Prior to joining Columbia Management in August, 1999, Mr. Cronk was an investment associate in the High Yield Group at Putnam Investments from May, 1996 to July, 1999.

Thomas A. LaPointe, a vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since March, 2003. Mr. LaPointe has been associated with Columbia Management or its predecessors since February, 1999.

Carl W. Pappo, a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since March, 2005. Mr. Pappo has been associated with Columbia Management or its predecessors since January, 1993.

Marie M. Schofield, a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since March, 2005. Ms. Schofield has been associated with Columbia Management or its predecessor since 1990.

The Statement of Additional Information provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Fund.

LEGAL PROCEEDINGS

On February 9, 2005, Columbia Management and Columbia Funds Distributor, Inc., ("CFD") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia

Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia Management and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC, to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Funds' independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the fund or its shareholders can not currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL"). The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, removal of the trustees of the funds, removal of Columbia Management and CFD, disgorgement of all management fees and monetary damages. The MDL is ongoing.

On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Funds and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Funds and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

In 2004, certain Columbia Funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits seek damages and allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as IN RE COLUMBIA ENTITIES LITIGATION. The plaintiffs filed a consolidated amended complaint on June 9, 2005.

On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL.

                      Other Investment Strategies and Risks

The Fund's principal investment strategies and their associated risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goals. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or any of its investment strategies.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms.

ASSET-BACKED SECURITIES

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause the Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are securities that represent ownership interests in large, diversified pools of mortgage loans. Sponsors pool together mortgages of similar rates and terms and offer them as a security to investors. Most mortgage securities are pooled together and structured as pass-throughs. Monthly payments of principal and interest from the underlying mortgage loans backing the pool are collected by a servicer and "passed through" regularly to the investor. Pass-throughs can have a fixed or an adjustable rate. The majority of pass-through securities are issued by three agencies: Ginnie Mae, Fannie Mae and Freddie Mac. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on mortgage-backed securities and, therefore, cause the Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

Other Investment Strategies and Risks

Commercial mortgage-backed securities are secured by loans to commercial properties such as office buildings, multi-family apartment buildings, and shopping centers. These loans usually contain prepayment penalties that provide protection from refinancing in a declining interest rate environment. Real estate mortgage investment conduits (REMICs) are multi-class securities that qualify for special tax treatment under the Internal Revenue Code. REMICs invest in certain mortgages that are secured principally by interests in real property such as single family homes.

PORTFOLIO TURNOVER

There are no limits on turnover. Turnover may vary significantly from year to year. The advisor does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. The Fund will also sell securities without regard to turnover if it believes that developments within specific issuers, sectors or the market as a whole so warrant. Portfolio turnover typically results in transaction costs and produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's total return.

ILLIQUID INVESTMENTS

The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold in public transactions because of Securities and Exchange Commission regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Board of Trustees, certain restricted securities may be deemed liquid and will not be counted towards this 15% limit.

TEMPORARY DEFENSIVE STRATEGIES

At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the fiscal year ended March 31, 2005 and the Fund's prior fiscal years, which ran from July 1 to June 30, unless otherwise indicated. The Fund did not have separate classes of shares prior to July 31, 2000. On that date, the Fund's outstanding shares were redesignated as Class S shares and on July 15, 2002, Class S shares were redesignated as Class Z shares. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the fiscal year ended March 31, 2005 and for the period ended March 31, 2004, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the years ended June 30, 2003, 2002 and 2001 has been derived from the Fund's financial statements which have been audited by another independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

The Fund

                                                                Year Ended  Period Ended
                                                                March 31,    March 31,
                                                                   2005     2004/(a)(b)/
                                                                 Class Z      Class Z
                                                                ----------  -------------
Net Asset Value --
Beginning of Period ($)                                           10.21       10.10
Income from Investment Operations ($):
  Net investment income/(e)/                                       0.49        0.41
  Net realized and unrealized gain (loss) on investments and
   foreign currency                                               (0.26)       0.16
 Total from Investment Operations                                  0.23        0.57
Less Distributions Declared
to Shareholders ($):
  From net investment income                                      (0.55)      (0.46)
  Return of capital                                                  --          --
 Total Distributions Declared to Shareholders                     (0.55)      (0.46)
Net Asset Value --
End of Period ($)                                                  9.89       10.21
 Total return (%)/(h)/                                             2.33        5.80/(i)(j)/
Ratios to Average Net Assets/Supplemental Data (%):
  Operating expenses/(k)/                                          0.72        0.82/(l)/
  Interest expense                                                   --          --/(l)(m)/
  Expenses/(k)/                                                    0.72        0.82/(l)/
  Net investment income/(k)/                                       4.91        5.46/(l)/
  Waiver/reimbursement                                               --        0.02/(l)/
Portfolio turnover rate (%)                                          36          93/(j)/
Net assets, end of period (000's) ($)                           533,965     425,402

                                                                        Year Ended June 30,
                                                                2003/(c)(d)/   2002/(d)/    2001/(d)/
                                                                  Class Z       Class Z      Class Z
                                                                ------------   ----------   ---------
Net Asset Value --
Beginning of Period ($)                                             9.44       9.54          9.15
Income from Investment Operations ($):
  Net investment income/(e)/                                        0.53       0.63/(f)/     0.69
  Net realized and unrealized gain (loss) on investments and
   foreign currency                                                 0.71      (0.09)/(f)/    0.39
 Total from Investment Operations                                   1.24       0.54          1.08

Less Distributions Declared
to Shareholders ($):
  From net investment income                                       (0.58)     (0.64)        (0.69)
  Return of capital                                                   --         --/(g)/       --
 Total Distributions Declared to Shareholders                      (0.58)     (0.64)        (0.69)
Net Asset Value --
End of Period ($)                                                  10.10       9.44          9.54
 Total return (%)/(h)/                                             13.61       5.80         12.20
Ratios to Average Net Assets/Supplemental Data (%):
  Operating expenses/(k)/                                           0.84       0.85          0.86
  Interest expense                                                    --         --            --
  Expenses/(k)/                                                     0.84       0.85          0.86
  Net investment income/(k)/                                        5.51       6.57/(f)/     7.32
  Waiver/reimbursement                                                --         --            --
Portfolio turnover rate (%)                                           96        136/(n)/      128/(n)/
Net assets, end of period (000's) ($)                            427,959    327,121       266,091

(a)   On October 13, 2003, the Liberty Income Fund was renamed Columbia Income
      Fund.

(b) The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2004.

(c) Effective July 15, 2002, the Stein Roe Income Fund's Class S shares were redesignated Liberty Income Fund Class Z shares.

(d) Per share data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Income Portfolio, prior to the portfolio liquidation.

(e) Per share data was calculated using average shares outstanding during the period.

(f) Effective July 1, 2001, the SR&F Income Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.65% to 6.57%. Per share data and ratios for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.

(g)   Rounds to less than $0.01 per share.

(h)   Total return at net asset value assuming all distributions reinvested.

(i)   Not annualized.

(j) Had the investment advisor not reimbursed a portion of expenses, total return would have been reduced.

(k) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(l)   Annualized.

(m)   Rounds to less than 0.01%.

(n)   Portfolio turnover disclosed is for the SR&F Income Portfolio.

Appendix A

Hypothetical Investment and Expense Information

The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The chart also assumes that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating

Expenses tables, is reflected in the chart and is net of any fee waiver or expense reimbursement.

Class Z Shares

Annual Expense Ratio     Initial Hypothetical Investment Amount     Assumed Rate of Return
        0.68%                    $10,000.00                                 5%

                                    Hypothetical Year-                           Hypothetical Year-
          Cumulative Return         End Balance Before     Cumulative Return     End Balance After    Annual Fees &
Year    Before Fees & Expenses       Fees & Expenses     After Fees & Expenses    Fees & Expenses       Expenses
 1               5.00%                  $10,500.00                4.32%              $10,432.00          $ 69.47
 2              10.25%                  $11,025.00                8.83%              $10,882.66          $ 72.47
 3              15.76%                  $11,576.25               13.53%              $11,352.79          $ 75.60
 4              21.55%                  $12,155.06               18.43%              $11,843.23          $ 78.87
 5              27.63%                  $12,762.82               23.55%              $12,354.86          $ 82.27
 6              34.01%                  $13,400.96               28.89%              $12,888.59          $ 85.83
 7              40.71%                  $14,071.00               34.45%              $13,445.38          $ 89.54
 8              47.75%                  $14,774.55               40.26%              $14,026.22          $ 93.40
 9              55.13%                  $15,513.28               46.32%              $14,632.15          $ 97.44
 10             62.89%                  $16,288.95               52.64%              $15,264.26          $101.65
Total Gain Before Fees & Expenses       $ 6,288.95
Total Gain After Fees & Expenses                                                     $ 5,264.26
Total Annual Fees & Expenses Paid                                                                        $846.53

Notes
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FOR MORE INFORMATION

Additional information about the Fund's investments is available in the Fund's annual and semi-annual and reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or by visiting the Fund's website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Columbia Funds Trust VIII: 811-4552

-  Columbia Income Fund

[LOGO] ColumbiaFunds

       A Member of Columbia Management Group

       (C)2005 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com
                                                              PRO-36/88219-0705

                              COLUMBIA INCOME FUND
                         COLUMBIA INTERMEDIATE BOND FUND
                     SERIES OF COLUMBIA FUNDS SERIES TRUST I
                       STATEMENT OF ADDITIONAL INFORMATION
                               _____________, 2005

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of the Columbia Income Fund and Columbia Intermediate Bond Fund (each, a Fund and, collectively, the Funds). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the relevant Fund dated ______________, 2005. This SAI should be read together with the relevant Fund's Prospectus and the most recent Annual Report dated March 31, 2005 of Columbia Income Fund or Columbia Intermediate Bond Fund, each a series of Columbia Funds Trust VIII, the predecessors to the Funds (each, a Predecessor Fund and, collectively, the Predecessor Funds). Investors may obtain a free copy of the relevant Prospectus and Annual Report from Columbia Management Distributor, Inc. (CMD), One Financial Center, Boston, MA 02111-2621, or by calling 1-800-426-3750. The financial statements and Report of Independent Registered Public Accounting Firm appearing in each Predecessor Fund's March 31, 2005 Annual Report are incorporated into this SAI by reference.

Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by CMD generally and additional information about certain securities and investment techniques described in the Funds' Prospectuses.

TABLE OF CONTENTS

PART 1                                                                   PAGE
Definitions                                                                b
Organization and History                                                   b
Investment Goals and Policies                                              b
Fundamental Investment Policies                                            c
Other Investment Policies                                                  c
Fund Charges and Expenses                                                  d
Custodian of the Funds                                                     p
Independent Registered Public Accounting Firm of the Funds                 q

PART 2                                                                   PAGE
Miscellaneous Investment Practices                                        [ ]
Taxes                                                                     [ ]
Management of the Funds                                                   [ ]
Determination of Net Asset Value                                          [ ]
How to Buy Shares                                                         [ ]
Special Purchase Programs/Investor Services                               [ ]
Programs for Reducing or Eliminating Sale Charges                         [ ]
How to Sell Shares                                                        [ ]
Distributions                                                             [ ]
How to Exchange Shares                                                    [ ]
Suspension of Redemptions                                                 [ ]
Shareholder Liability                                                     [ ]
Shareholder Meetings                                                      [ ]
Appendix I                                                                [ ]
Appendix II                                                               [ ]

SUP-39/88221-0705

                                     Part 1
                              COLUMBIA INCOME FUND
                         COLUMBIA INTERMEDIATE BOND FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                              ______________, 2005

DEFINITIONS

"Trust"                                     Columbia Funds Series Trust I
"Intermediate Bond Fund" or "Fund"          Columbia Intermediate Bond Fund
"Income Fund" or "Fund"                     Columbia Income Fund
"Advisor" or "Administrator"                Columbia Management Advisors, Inc., the Funds' investment advisor and administrator
"CMD"                                       Columbia Management Distributor, Inc, the Funds' distributor
"CMS"                                       Columbia Management Services, Inc., the Funds' shareholder services and transfer agent

                            ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1987. Each Fund is an open-end diversified management investment company representing the entire interest in a separate series of the Trust. The Funds commenced investment operations as series of the Trust on ____, 2006. Prior to ____, 2006 (the "Fund Reorganization Date"), the Funds were organized as series of Columbia Funds Trust VIII, a Massachusetts business trust (each a "Predecessor Fund" and together the "Predecessor Funds"). The Predecessor Fund to the Income Fund commenced investment operations on March 5, 1986. The Predecessor Fund to the Intermediate Bond Fund commenced investment operations on December 5, 1978. The information provided for the Funds in this SAI for periods prior to the Fund Reorganization Date relates to the Predecessor Funds. The Trust changed its name from "Liberty-Stein Roe Funds Municipal Trust" to "Columbia Funds Trust IX" effective October 13, 2003. Effective ____________, 2005, the name of the Trust was changed from "Columbia Funds Trust IX" to its current name.

INVESTMENT GOALS AND POLICIES

The Prospectuses describe the Funds' investment goals, investment strategies and risks. Part 1 of this SAI includes additional information concerning, among other things, the investment policies of the Funds. Part 2 contains additional information about the following securities and investment techniques that may be utilized by each Fund (unless otherwise noted):

      Derivatives
      Senior Loans
      Structured Notes
      Interest Rate Swaps, Caps and Floors
      Medium- and Lower-Rated Debt Securities
      Mortgage-Backed Securities
      Mortgage Dollar Rolls
      Floating Rate Instruments
      Inverse Floaters
      Short Sales
      Interfund Borrowing and Lending
      Forward Commitments ("When Issued" and "Delayed Delivery" Securities) Reverse Repurchase Agreements
      Securities Loans
      Repurchase Agreements
      Line of Credit
      Futures Contracts and Related Options (Limited to interest rate futures, tax-exempt bond index futures, options on such futures and options on such indices)
      Swap Agreements (Swaps, Caps, Collars and Floors)
      Options on Securities Foreign Securities
      Stand-by Commitments
      Zero Coupon Securities (Zeros)
      Pay-In-Kind (PIK) Securities

                                       b

      Other Investment Companies
      Rule 144A Securities

Except as indicated below under "Fundamental Investment Policies," the Funds' investment policies are not fundamental and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940, as amended (the "1940 Act"), provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or
(2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

As fundamental investment policies, each Fund may not:

1. Underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered investment companies;

2. Purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein;

3. Purchase or sell commodities, except that the Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts;

4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief;

5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief;

6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief;

7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) the Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

OTHER INVESTMENT POLICIES

As non-fundamental investment policies, which may be changed without a shareholder vote, each Fund may not:

      (A) invest for the purpose of exercising control or management;

      (B) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of its total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other

                                       c
than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;(1)

      (C) purchase portfolio securities from, or sell portfolio securities to, any of the officers and directors or trustees of the Trust or of its investment adviser;

      (D) purchase shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

      (E) invest more than 5% of its net assets (valued at time of investment) in warrants, nor more than 2% of its net assets in warrants which are not listed on the New York or American Stock Exchange;

      (F) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

      (G) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

      (H) invest in limited partnerships in real estate unless they are readily marketable;

      (I) sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or
(ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;

      (J) invest more than 15% of its total assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933;

      (K) invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days;

      (L) purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures.

Total assets and net assets are determined at current value for purposes of compliancde with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the 1940 Act's diversification requirement, an issuer is the entity whose revenues support the security.

FUND CHARGES AND EXPENSES

Effective February 9, 2005, under the Funds' respective management contracts, each Fund pays the Advisor a monthly fee based on the average daily net assets of the Fund at the annual rate of:

Columbia Income Fund

Average Daily Net Assets                                       Rate
Net assets under $500 million                                  0.420%
Net assets of $500 million but less than $1 billion            0.375%

------------
(1) The Funds have been informed that the staff of the Securities and Exchange Commission takes the position that the issuers of certain CMOs and certain other collateralized assets are investment companies and that subsidiaries of foreign banks may be investment companies for purposes of Section 12(d)(1) of the 1940 Act, which limits the ability of one investment company to invest in another investment company. Accordingly, the Funds intend to operate within the applicable limitations under Section 12(d)(1)(A) of the 1940 Act.

                                       d

Net assets of $1 billion but less than $1.5 billion            0.370%
Net assets of $1.5 billion but less than $3 billion            0.340%
Net assets of $3 billion but less than $6 billion              0.330%
Net assets in excess of $6 billion                             0.320%

Columbia Intermediate Bond Fund

Average Daily Net Assets                                       Rate
Net assets under $500 million                                  0.350%
Net assets of $500 million but less than $1 billion            0.350%
Net assets of $1 billion but less than $1.5 billion            0.300%
Net assets of $1.5 billion but less than $3 billion            0.290%
Net assets of $3 billion but less than $6 billion              0.280%
Net assets in excess of $6 billion                             0.270%

Previously, the Advisor had, with respect to the period from November 1, 2004 to February 9, 2005, waived a portion of its fees, so that it retained fees at the rates shown above.

Prior to November 1, 2004, under a management agreement effective November 1, 2003, the Income Fund paid the Advisor a monthly fee at the annual rate of 0.500% on the first $100 million of the average daily net assets of the Income Fund, 0.475% on the next $900 million and 0.450% of any excess over $1 billion. Prior to November 1, 2003, under the Income Fund's management agreement, the Income Fund paid the Advisor a monthly fee based on the average daily net assets of the Income Fund at the annual rate of 0.500% on the first $100 million and 0.475% over $100 million. Prior to July 12, 2002, the management fee was paid by the SR&F Income Portfolio at the same rate.

Prior to November 1, 2004, under a management agreement effective November 1, 2003, the Intermediate Bond Fund paid the Advisor a monthly fee at the annual rate of 0.35% on the first $1billion of the average daily net assets of the Intermediate Bond Fund and 0.30% of any excess over $1 billion. Prior to November 1, 2003, under the Intermediate Fund's management agreement, the Intermediate Bond Fund paid the Advisor a monthly fee based on the average daily net assets of the Intermediate Bond Fund at the annual rate of 0.35%. Prior to September 13, 2002, the management fee was paid by the SR&F Intermediate Bond Portfolio at the same rate.

Effective November 1, 2003, under the Income Fund's administration agreement, the Income Fund pays the Administrator a monthly fee at the annual rate of 0.150% on the first $100 million of the average daily net assets of the Income Fund, 0.125% of the next $900 million and 0.100% of any excess over $1 billion. Prior to November 1, 2003, under the Income Fund's administration agreement, the Income Fund paid the Administrator a monthly fee based on the average daily net assets of the Income Fund at the annual rate of 0.150% on the first $100 million and 0.125% over $100 million.

Under the Intermediate Bond Fund's administration agreement, the Intermediate Bond Fund pays the Administrator a monthly fee at the annual rate of 0.15% of the average daily net assets of the Intermediate Bond Fund.

The Advisor is responsible for providing pricing and bookkeeping services to each Fund pursuant to an amended and restated accounting and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Corporation (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its amended and restated accounting and bookkeeping agreement with the Trust, the Advisor receives from each Fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:

-     An annual flat fee of $10,000, paid monthly; and

- In any month that a Fund has average net assets of more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee that is calculated by taking into account fees payable to State Street under the Outsourcing Agreement.

Each Fund reimburses the Advisor for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.

                                        e

Effective November 1, 2003, each Fund pays a shareholder's servicing and transfer agency fee to CMS as follows:

An annual open account fee of $34 per open account plus a Fund's allocated share of reimbursement for the out-of-pocket expenses of CMS.

Prior to November 1, 2003, each Fund paid a shareholders' servicing and transfer agency fee to CMS as follows:

- An account fee for each open account of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

- An account fee for each closed account of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

- A transaction fee of $1.40 per transaction occurring in Fund accounts during any month; plus

- A monthly fee at the rate of 0.06% per annum of the average daily closing value of the total net assets of the Fund for such month; plus

The Fund's allocated share of CMS' out-of-pocket expenses, including fees payable to DST Systems, Inc. (DST) under a remote services agreement with DST.

RECENT FEES PAID TO THE ADVISOR, ADMINISTRATOR, CMD AND CMS (dollars in thousands)

                                                 YEAR ENDED     PERIOD ENDED
                                                  MARCH 31,       MARCH 31,     YEAR ENDED JUNE 30,
INTERMEDIATE BOND FUND                              2005           2004(a)       2003        2002
                                                 ----------     ------------    -------     ------
Management Fees                                  $    3,780     $      2,626    $ 2,516     $2,289
Administrative Fees                                   1,641            1,127      1,331        982
Bookkeeping Fee                                         311              201        332        234
Shareholder service and transfer agency fees          1,293            1,308      1,997      1,228
12b-1 fees:
   Service fee (Class A)                                390              217        162         40
   Service fee (Class B)                                240              194        187         11
   Service fee (Class C)                                126              103         82          4
   Distribution fee (Class A)                           156               87         65         16
   Distribution fee (Class B)                           723              583        562         32
   Distribution fee (Class C)                           380              308        246         11
Fees and expenses waived by CMD:
   (Class A)                                           (156)             (87)       (65)       (16)
   (Class C)                                            (77)             (62)       (50)        (2)

(a)   The Fund changed its fiscal year end from June 30 to March 31 in 2004.

                                                 YEAR ENDED     PERIOD ENDED
                                                  MARCH 31,     MARCH 31,(a)    YEAR ENDED JUNE 30,
INCOME FUND                                         2005            2004         2003         2002
                                                 ----------     ------------    -------     -------
Management Fee                                   $    2,610     $      1,874    $ 2,264     $ 1,451
Administrative Fees                                     751              507        631         383
Bookkeeping Fee                                         183              120        186         104
Shareholder service and transfer agency fees:           375                                     353
   (Class A)                                            (b)              146        280           0
   (Class B)                                            (b)               50        123           0
   (Class C)                                            (b)               11         16           0
   (Class Z)                                            (b)              410        510           0
12b-1 fees:
   Service fee (Class A)                                234              165        214          18
   Service fee (Class B)                                 67               56         79           0
   Service fee (Class C)                                 25               13         11           0
   Distribution fee (Class B)                           202              168        234           0

                                       f

   Distribution fee (Class C)                            75               38         33           0
Fees and expenses waived  by Advisor                      0              (86)         0           0
Transfer agent fees reimbursed by Advisor:                0
   (Class A)                                             (b)              (8)       (39)          0
   (Class B)                                             (b)              (3)       (35)          0
   (Class C)                                             (b)              (1)        (4)          0
Fees waived by CMD:
   (Class C)                                            (15)              (8)        (6)          0

(a)   The Fund changed its fiscal year end from June 30 to March 31 in 2004.

(b) The shareholder service and transfer agency fees became a fund-level expense in 2004.

BROKERAGE COMMISSIONS

The following table shows commissions paid on transactions of the Intermediate Bond Fund and/or of the SR&F Intermediate Bond Portfolio during the year ended March 31, 2005 and the past three fiscal periods:

INTERMEDIATE BOND FUND

                                                 YEAR ENDED     PERIOD ENDED
                                                  MARCH 31,      MARCH 31,      YEAR ENDED JUNE 30,
                                                   2005           2004(a)        2003        2002
                                                 ----------     ------------    -------     -------
Total commissions                                $   16,513     $     32,633    $59,771     $     0
Directed transactions (b)                                 0                2          0           0
Commissions on directed transactions                      0                0          0           0

(a)   The Fund changed its fiscal year end from June 30 to March 31 in 2004.

(b) See "Management of the Funds - Portfolio Transactions - Brokerage and research services" in Part 2 of this SAI.

The Income Fund (SR&F/Income Portfolio) did not pay brokerage commissions during the fiscal year ended March 31, 2005, the period ended March 31, 2004, or the fiscal years ended June 30, 2003 and 2002.

                                       g

The Trust is required to identify any securities of its "regular brokers or dealers" that the Income Fund has acquired during its most recent fiscal year. At March 31, 2005, the Income Fund held no securities of its regular brokers or dealers.

The Trust is required to identify any securities of its "regular brokers or dealers" that the Intermediate Bond Fund has acquired during its most recent fiscal year. At March 31, 2005, the Intermediate Bond Fund held securities of its regular brokers or dealers as set forth below:

BROKER/DEALER                               VALUE (IN THOUSANDS)
-------------                               --------------------
Citicorp                                          $ 14,880
Merrill Lynch & Co., Inc.                           11,148
Morgan Stanley Dean Witter                          10,222
Bear Stearns Co., Inc.                               9,873
CS First Boston                                      9,802

TRUSTEES AND TRUSTEES' FEES

Fund Complex consists of the following funds:

The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia Funds Trust VII, the series of Liberty Variable Investment Trust and 8 closed-end management investment company portfolios (the "Liberty Funds").

The series of Columbia Funds Trust VIII, the series of Columbia Funds Trust IX, the series of Columbia Funds Trust XI and the series of SteinRoe Variable Investment Trust (the "Stein Roe Funds").

Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (the "All-Star Funds").

Columbia Management Multi-Strategy Hedge Fund,LLC.

Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust. (the "Columbia Funds").

The series of The Galaxy Fund (the "Galaxy Funds").

The series of Columbia Acorn Trust and the series of Wanger Advisors Trust (the "Acorn Funds" and "WAT Funds," respectively).

The Advisor or its affiliates pay the compensation of all the officers of the funds in the Fund Complex advised by the Advisor, including Trustees who are affiliated with the Advisor. For the fiscal year ended March 31, 2005 and the calendar year ended December 31, 2004, the Trustees received the following compensation for serving as Trustees:

                                       h

                                                   AGGREGATE COMPENSATION    AGGREGATE COMPENSATION    TOTAL COMPENSATION FROM THE
                          PENSION OR RETIREMENT           FROM THE                  FROM THE                  FUND COMPLEX
                           BENEFITS ACCRUED AS          INCOME FUND          INTERMEDIATE BOND FUND    PAID TO THE TRUSTEES FOR THE
                              PART OF FUND           FOR THE YEAR ENDED        FOR THE YEAR ENDED          CALENDAR YEAR ENDED
    Trustee(a)                 EXPENSES(b)             MARCH 31, 2005            MARCH 31, 2005            DECEMBER 31, 2004(a)
----------------------    ---------------------    ----------------------    ----------------------    ----------------------------
Douglas A. Hacker                  N/A                    $1,403                      $2,291                    $135,000
Janet Langford Kelly               N/A                     1,576                       2,609                     148,500
Richard W. Lowry                   N/A                     1,279                       2,096                     150,700
William E. Mayer                   N/A                     1,473                       2,411                     166,700
Charles R. Nelson                  N/A                     1,469                       2,418                     141,500
John J. Neuhauser                  N/A                     1,348                       2,208                     158,284
Patrick J. Simpson (c)             N/A                     1,324                       2,166                     129,000
Thomas E. Stitzel                  N/A                     1,522                       2,487                     149,000
Thomas C. Theobald(d)              N/A                     1,818                       3,013                     172,500
Anne-Lee Verville (e)              N/A                     1,607                       2,632                     157,000
Richard L. Woolworth               N/A                     1,304                       2,110                     131,000

(a) As of December 31, 2004, the Fund Complex consisted of 127 open-end and 11 closed-end management investment company portfolios. Effective October 8, 2003, Patrick J. Simpson and Richard L. Woolworth, then directors/trustees of the Columbia Funds, were appointed to the board of trustees of the Liberty Funds and Stein Roe Funds. Also effective October 8, 2003, the trustees of the Liberty Funds and the Stein Roe Funds were elected as directors/trustees of the Columbia Funds. A single combined board of trustees/directors now oversees all of the Liberty Funds, Stein Roe Funds and Columbia Funds. The All-Star Funds, Columbia Management Multi-Strategy Hedge Fund, LLC, the Galaxy Funds, the Acorn Funds and the WAT Funds each have separate boards of trustees/directors.

(b) The Funds do not currently provide pension or retirement plan benefits to the Trustees.

(c) During the fiscal year ended March 31, 2005, Mr. Simpson deferred $1,324 and $2,166 of his compensation from the Income Fund and Intermediate Bond Fund, respectively. During the calendar year ended December 31, 2004, Mr. Simpson deferred $129,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Simpson's account under that plan was $ 143,646 .

(d) During the fiscal year ended March 31, 2005, Mr. Theobald deferred $1,052 and $1,789 of his compensation from the Income Fund and Intermediate Bond Fund, respectively. During the calendar year ended December 31, 2004, Mr. Theobald deferred $90,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Theobald's account under that plan was $157,328.

(e) During the fiscal year ended March 31, 2004, Ms. Verville deferred $468 and $797 of her compensation from the Income Fund and Intermediate Bond Fund, respectively. During the calendar year ended December 31, 2004, Ms. Verville deferred $55,000 of her total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Ms. Verville's account under that plan was $653,275.

ROLE OF THE BOARD OF TRUSTEES

The Trustees of the Funds are responsible for the overall management and supervision of the Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with service providers for the Funds and review the Funds' performance. The Trustees have created several committees to perform specific functions for the Funds. Mr. Theobald was elected Chairman of the Board of Trustees of the Liberty Funds, Stein Roe Funds and Columbia Funds effective December, 2003.

AUDIT COMMITTEE

Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board of Trustees of the Funds. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent registered public accounting firm, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Funds and certain service providers. For the fiscal year ended March 31, 2005, the Audit Committee convened eleven times.

GOVERNANCE COMMITTEE

Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Funds. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Funds. For the fiscal year ended March 31, 2005, the Governance Committee convened six times.

ADVISORY FEES & EXPENSES COMMITTEE

Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Funds. The Advisory Fees and Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. For the fiscal year ended March 31, 2005, the Advisory Fees & Expenses Committee convened eight times.

COMPLIANCE COMMITTEE

Ms. Kelly and Ms. Verville and Messrs. Nelson, Simpson and Stitzel are members of the Compliance Committee of the Board of Trustees of the Funds. Mr. Stitzel became a member of the Compliance Committee on May 8, 2005. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Trust. The Committee uses legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Trust's investment adviser, principal underwriter and transfer agent. For the fiscal year ended March 31, 2005, the Compliance Committee convened six times.

Investment Oversight Committees

Beginning in 2004, each Trustee of the Funds also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Fund Complex and gives particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Fund Complex which they review:

      IOC #1: Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing funds in the following asset categories: Large Growth Diversified, Large Growth Concentrated, Small Growth, Outside Managed (i.e., sub-advised) and Municipal.

      IOC #2: Mr. Hacker and Ms. Verville are responsible for reviewing funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed Income - Multi Sector, Fixed Income - Core and Young Investor.

      IOC#3: Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Large Value, Mid Cap Value, Small Value, Asset Allocation, High Yield and Money Market.

                                       j

      IOC#4: Messrs. Nelson, Simpson and Woolworth are responsible for reviewing funds in the following asset categories:
                  Large/Multi-Cap Blend, Mid Cap Growth, Small Growth, Asset Allocation, Specialty Equity and Taxable Fixed Income.

Share Ownership

The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004 (i) in each Fund and (ii) in the funds in the Fund Complex.

                                                              DOLLAR RANGE OF EQUITY
                               DOLLAR RANGE OF EQUITY        SECURITIES OWNED IN THE        AGGREGATE DOLLAR RANGE OF EQUITY
                           SECURITIES OWNED IN THE INCOME          INTERMEDIATE           SECURITIES OWNED IN ALL FUNDS OVERSEEN
NAME OF TRUSTEE                         FUND                        BOND FUND                  BY TRUSTEE IN FUND COMPLEX
---------------            ------------------------------    -------------------          --------------------------------------
Douglas A. Hacker                        $0                             $0                           Over $100,000
Janet Langford Kelly                     $0                             $0                           Over $100,000
Richard W. Lowry                         $0                             $0                           Over $100,000
Charles R. Nelson                 $50,001-$100,000                Over $100,000                      Over $100,000
John J. Neuhauser                        $0                             $0                           Over $100,000
Patrick J. Simpson                       $0                             $0                           Over $100,000
Thomas E. Stitzel                        $0                             $0                           Over $100,000
Thomas C. Theobald                       $0                             $0                           Over $100,000
Anne-Lee Verville                        $0                             $0                           Over $100,000
Richard L. Woolworth                     $0                             $0                           Over $100,000

INTERESTED TRUSTEE

William E. Mayer                         $0                             $0                      $  50,001-$100,000

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that each Fund's portfolio managers managed as of each Fund's fiscal year-end.

                                 OTHER SEC-REGISTERED OPEN-            OTHER POOLED INVESTMENT
   PORTFOLIO MANAGER              END AND CLOSED-END FUNDS                     VEHICLES                        OTHER ACCOUNTS
------------------------       -------------------------------     -------------------------------      ---------------------------
                               Number of                           Number of                            Number of
                                accounts            Assets          accounts             Assets          accounts        Assets
                                --------            ------          --------             ------          --------        ------
    Kevin L Cronk
     Income Fund                   10           $6.1 billion           8*            $1.3 billion*           3        $357 million

  Thomas A. LaPointe
     Income Fund                   10           $6.1 billion           8             $1.3 billion            4        $357 million
Intermediate Bond Fund             10           $5.585 billion         8             $1.3 billion            4        $357 million

    Carl W. Pappo
     Income Fund                    1           $1.2 billion           2             $1.2 billion           68        $2.1 billion
Intermediate Bond Fund              1           $650 million           2             $1.2 billion           68        $2.1 billion

                                       k

   Ann T. Peterson
Intermediate Bond Fund             3             $1.2 billion          0                  N/A                 2        $14,000

  Marie M. Schofield
     Income Fund                   5             $4.7 billion          1              $44 million            13        $161 million
Intermediate Bond Fund             5             $4.2 billion          1              $44 million            13        $161 million

* Included among these accounts are five accounts, totaling $934 million in assets, that include an advisory fee based on performance.

See "Management -- Portfolio Transactions -- Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how the Advisor addresses potential conflicts of interest resulting from an individual's management of more than one account.

OWNERSHIP OF SECURITIES

The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by each portfolio managers listed above at the end of each Fund's most recent fiscal year:

                                DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND(S)
PORTFOLIO MANAGER                              BENEFICIALLY OWNED
-----------------               ------------------------------------------------
  Kevin L. Cronk                                      $0
Thomas A. LaPointe                                    $0
  Carl W. Pappo                                       $0
 Ann T. Peterson                                      $0
Marie M. Schofield                                    $0

COMPENSATION

As of each Fund's most recent fiscal year end, the portfolio managers received all of their compensation from the Advisor and its parent company, Columbia Management Group, in the form of salary, bonus, stock options and restricted stock. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Advisor generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmarks and peer groups noted below, emphasizing the manager's three- and five-year performance. The Advisor may also consider the portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall investment performance.

PORTFOLIO MANAGER                      PERFORMANCE BENCHMARK(S)                                PEER GROUP(S)
-----------------                      ------------------------                                -------------
  Kevin L. Cronk            Lehman Brothers Intermediate Government/Credit     Lipper Corporate Debt Funds BBB Rated Category
Thomas A. LaPointe                   Lehman Brothers Intermediate              Lipper Corporate Debt Funds BBB Rated Category
                                   Government/Credit (Income Fund)                             (Income Fund)
                                    Lehman Brothers Aggregate Bond               Lipper Intermediate Investment Grade Debt
                                       (Intermediate Bond Fund)                                Funds Category

                                       l

                                                                                         (Intermediate Bond Fund)
  Carl W. Pappo                      Lehman Brothers Intermediate              Lipper Corporate Debt Funds BBB Rated Category
                                   Government/Credit (Income Fund)                             (Income Fund)
                                    Lehman Brothers Aggregate Bond               Lipper Intermediate Investment Grade Debt
                                       (Intermediate Bond Fund)                                Funds Category
                                                                                          (Intermediate Bond Fund)
 Ann T. Peterson                    Lehman Brothers Aggregate Bond               Lipper Intermediate Investment Grade Debt
                                                                                               Funds Category
                                                                                          (Intermediate Bond Fund)
Marie M. Schofield                   Lehman Brothers Intermediate              Lipper Corporate Debt Funds BBB Rated Category
                                   Government/Credit (Income Fund)                             (Income Fund)
                                    Lehman Brothers Aggregate Bond               Lipper Intermediate Investment Grade Debt
                                       (Intermediate Bond Fund)                                Funds Category
                                                                                         (Intermediate Bond Fund)

The size of the overall bonus pool each year is determined by Columbia Management Group and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Advisor's profitability for the year, which is influenced by assets under management.

OWNERSHIP OF THE FUND

As of record on ____________, 2005, the officers and Trustees of the Trust as a group owned less than 1% of the then outstanding shares of the Intermediate Bond Fund.

As of record on __________, 2005, the following shareholders owned 5% or more of the following classes of the Intermediate Bond Fund's outstanding shares:

CLASS A SHARES:

Charles Schwab & Co., Inc.                                       [31.31%]
101 Montgomery Street
San Francisco, CA 94104-4122

Transamerica Life Insurance & Annuity Company                    [15.41%]
P.O. Box 30368
Los Angeles, CA 90030-0368

CLASS B SHARES:

Citigroup Global Markets, Inc.                                   [10.68%]
333 West 34th Street
New York, NY 10001-2402

CLASS C SHARES:

Merrill Lynch Pierce Fenner & Smith                              [12.98%]
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL  32246-6484

Citigroup Global Markets, Inc.                                   [10.92%]
333 West 34th Street
New York, NY  10001-2402

CLASS Z SHARES:

Bank of America, NA                                              [23.43%]
411 North Akard Street
Dallas, TX 75201-3307

Charles Schwab & Co., Inc.                                       [15.81%]
101 Montgomery Street

                                       m

San Francisco, CA 94104-4122

Citigroup Global Markets, Inc.                                   [10.68%]
333 West 34th Street, 7th Floor
New York, NY  10001-2402

Columbia Thermostat Fund                                         [6.05%]
227 West Monroe Street, Ste. 3000
Chicago, IL  60606-5018

As of record on ____________, 2005, the officers and Trustees of the Trust as a group owned less than 1% of the then outstanding shares of the Income Fund.

As of record on ____________, 2005, the following shareholders owned 5% or more of the following classes of the Income Fund's outstanding shares:

CLASS B SHARES:

Merrill Lynch Pierce Fenner & Smith                              [5.16%]
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL  32246-6484

CLASS C SHARES:

Merrill Lynch Pierce Fenner & Smith                              [6.39%]
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL  32246-6484

CLASS Z SHARES:

Daily Valuation                                                  [52.17%]
The Northern Trust Company
Mutual Liberty
P.O. Box 92994
Chicago, IL 60675-2994

Bank of America, NA                                              [8.63%]
411 North Akard Street
Dallas, TX  75201-3307

Charles Schwab & Co., Inc.                                       [8.35%]
101 Montgomery Street
San Francisco, CA  94104-4122

SALES CHARGES (dollars in thousands)                                         INTERMEDIATE BOND FUND
                                                                             ----------------------
                                                                                 Class A Shares
                                                                             ----------------------
                                                            YEAR ENDED     PERIOD ENDED
                                                            MARCH 31,        MARCH 31,         YEAR ENDED JUNE 30,
                                                               2005          2004(a)          2003              2002
                                                               ----          -------          ----              ----
Aggregate initial sales charges on Fund share sales            $316            $281           $745              $405
Initial sales charges retained by CMD                            39              61             16                30
Aggregate contingent deferred sales charges
   on Fund redemptions retained by CMD                            5              (b)             3                 0


                                                                                 Class B Shares
                                                                                 --------------
                                                            YEAR ENDED       PERIOD ENDED
                                                            MARCH 31,          MARCH 31,           YEAR ENDED JUNE 30,
                                                               2005            2004(a)             2003         2002
                                                               ----            -------             ----         ----
Aggregate CDSC on Fund redemptions retained by CMD             $362              $272              $227          $7

                                       n


                                                                              Class C Shares
                                                                              --------------
                                                            YEAR ENDED       PERIOD ENDED
                                                            MARCH 31,          MARCH 31,           YEAR ENDED JUNE 30,
                                                               2005            2004(a)             2003         2002
                                                               ----            -------             ----         ----
Aggregate CDSC on Fund redemptions retained by CMD             $11               $18                $19          (b)

(a)   The Fund changed its fiscal year end from June 30 to March 31 in 2004.

(b)   Rounds to less than one.


                                                                                INCOME FUND
                                                                               --------------
                                                                               Class A Shares
                                                                               --------------
                                                            YEAR ENDED       PERIOD ENDED
                                                            MARCH 31,          MARCH 31,           YEAR ENDED JUNE 30,
                                                               2005            2004(a)             2003         2002
                                                               ----            -------             ----         ----
Aggregate initial sales charges on Fund share sales            $126             $130                $48          $0
Initial sales charges retained by CMD                            16               16                  4           0
Aggregate contingent deferred sales charges
  (CDSC) on Fund redemptions retained by CMD                     (b)               1                 29           0


                                                                               Class B Shares
                                                                               --------------
                                                            YEAR ENDED       PERIOD ENDED
                                                            MARCH 31,          MARCH 31,           YEAR ENDED JUNE 30,
                                                               2005            2004(a)             2003         2002
                                                               ----            -------             ----         ----
Aggregate CDSC on Fund redemptions retained by CMD             $78               $63                $96          N/A


                                                                               Class C Shares
                                                                               --------------
                                                            YEAR ENDED       PERIOD ENDED
                                                            MARCH 31,          MARCH 31,           YEAR ENDED JUNE 30,
                                                               2005            2004(a)             2003         2002
                                                               ----            -------             ----         ----
Aggregate CDSC on Fund redemptions retained by CMD              $6               $2                $(b)          N/A

(a)   The Fund changed its fiscal year end from June 30 to March 31 in 2004.

(b)   Rounds to less than one.

12b-1 PLAN AND CDSC

Each Fund offers four classes of shares - Class A, Class B, Class C and Class Z. The Funds may in the future offer other classes of shares. The Trustees have approved a 12b-1 plan (Plan) pursuant to Rule 12b-1 under the 1940 Act for each Fund's Class A, B and C shares. Under the Plan, each Fund pays CMD monthly a service fee at an annual rate of 0.25% of the average daily net assets attributed to Class A, B and C shares. The Intermediate Bond Fund also pays CMD monthly a distribution fee at an annual rate of 0.10% of the Fund's average daily net assets attributed to Class A shares and 0.75% of the Fund's average daily net assets attributed to its Class B and C shares. At this time, CMD has voluntarily agreed to waive the Class A share distribution fee and a portion of the Class C share distribution fee so that it does not exceed 0.60% annually. This arrangement may be modified or terminated by CMD at any time. The Income Fund also pays CMD monthly a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributed to its Class B and Class C shares. At this time, CMD has voluntarily agreed to waive the Class C share distribution fee so that it does not exceed 0.60% annually. This arrangement may be modified or terminated by CMD at any time. CMD may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms
(FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of CMD's expenses, CMD may realize a profit from the fees. The Plan authorizes any other payments by the Funds to CMD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirectly financing of distribution of a Fund's shares.

                                       o

The Trustees believe the Plan could be a significant factor in the growth and retention of each Fund's assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Funds and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees of the Trust who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectuses for the Funds.

No CDSC will be imposed on shares derived from reinvestment of distributions on amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions, and finally of other shares held by the shareholder for the longest time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such shares and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are either not subject to the distribution fee or subject to a lesser distribution fee. See a Prospectus for a description of the different programs.

SALES-RELATED EXPENSES (dollars in thousands) of CMD relating to the Funds were:

                                                                                                  INTERMEDIATE BOND FUND
                                                                                                YEAR ENDED MARCH 31, 2005
                                                                                                -------------------------
                                                                                      Class A            Class B            Class C
                                                                                      -------            -------            -------
Fees to FSFs                                                                           $472               $429                $392
Cost of sales material relating to the Fund                                             166                 12                  18
  (including printing and mailing expenses)
Allocated travel, entertainment and other promotional expenses (including               100                  7                  11
advertising)

                                                                                                  INCOME FUND
                                                                                           YEAR ENDED MARCH 31, 2005
                                                                                           -------------------------
                                                                                Class A           Class B               Class C
                                                                                -------           -------               -------
Fees to FSFs                                                                     $329              $148                   $91
Cost of sales material relating to the Fund                                        41                 5                     8
  (including printing and mailing expenses)
Allocated travel, entertainment and other promotional expenses (including          24                 3                     5
advertising)

CUSTODIAN OF THE FUNDS

State Street Bank and Trust Company, located at 2 Avenue De Lafayette, Boston, MA 02111-2900, is the custodian for the Funds. The custodian is responsible for safeguarding each Fund's cash and securities, receiving and delivering securities and collecting each Fund's interest and dividends.

                                       p

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE FUNDS

PricewaterhouseCoopers LLP, located at 125 High Street, Boston, Massachusetts 02110-1707, are the Funds' independent registered public accounting firm, providing audit and tax return review services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the report of PricewaterhouseCoopers LLP for the fiscal year ended March 31, 2005 and for the period ended March 31, 2004. The information for the periods ended June 30, 2003, 2002, 2001 and 2000, has been derived from the Fund's financial statements which have been audited by another independent registered public accounting firm whose report expressed an unqualified opinion on those financial statements and highlights.

                                       q

                      STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include the series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Columbia Funds Trust VIII, Columbia Funds Series Trust I (formerly named Columbia Funds Trust IX) and Columbia Funds Trust XI (each a Trust and together, the Trusts, also known as Fund Complex). In certain cases, the discussion applies to some, but not all, of the Funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING

In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.

SHORT SALES

A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

LOWER-RATED DEBT SECURITIES

Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the Fund's achievement of its investment goal; and

4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

COMMON STOCK, PREFERRED STOCK AND WARRANTS

Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the company's capital stock at a set price for a specified period of time.

FOREIGN SECURITIES

The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a sub-custodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

The Fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

EXCHANGE-TRADED FUNDS ("ETFS"). The Fund may invest in ETFs up to the maximum amount allowable under the 1940 Act. ETFs are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international.

ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.

The Fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders of the Fund may also indirectly bear similar expenses of an ETF.

ZERO COUPON SECURITIES (ZEROS)

The Fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)

The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSIT are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by a business to finance short-term needs (including promissory notes with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement in which the Fund would be allowed to invest directly.

CERTIFICATES OF DEPOSIT are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. TIME DEPOSITS are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central

Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund.

BANK OBLIGATIONS include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part 1 of this SAI. For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a Fund's assets that may be invested in STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component is usually volatile in response to changes in interest rates.

In U.S. TREASURY ROLLS, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

COMMERCIAL PAPER is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

STRIPPED OBLIGATIONS

To the extent consistent with their investment objective, Funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the Funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Funds' Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

MUNICIPAL SECURITIES

Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this SAI and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, each

Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

PRIVATE ACTIVITY BONDS

The Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

MUNICIPAL LEASE OBLIGATIONS

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

SECURITIES LOANS

The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

INTERFUND BORROWING AND LENDING

The Fund may lend money to and borrow money from other affiliated registered open-end investment companies. The Fund may borrow through the program when the Advisor believes borrowing is appropriate and the costs are equal to or lower than the costs of bank loans. When borrowing money, the Fund is subject to the risk that the securities the Fund acquires with the borrowed money or would otherwise have sold will decline in value. When lending money, the Fund is subject to the risk that the borrower will be unwilling or unable to make timely payments of interest or principal.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)

The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Fund from the transaction.

REITS

The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy.

ASSET-BACKED SECURITIES

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively lengthen the expected maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

CUSTODY RECEIPTS AND TRUST CERTIFICATES. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly "disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

LINE OF CREDIT

The Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goal and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian..

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities;

three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

MUNICIPAL BOND INDEX FUTURES CONTRACTS. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

OPTIONS ON FUTURES CONTRACTS. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The Funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

OPTIONS ON FOREIGN STOCK INDICES. The Funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

SWAP AGREEMENTS (SWAPS, CAPS, COLLARS AND FLOORS)

The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

EQUITY SWAPS

The Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

RISK FACTORS IN EQUITY SWAP TRANSACTIONS. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the portfolio managers do not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. See "Taxes" for information on tax risks associated with equity swaps.

FOREIGN CURRENCY TRANSACTIONS

The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

PARTICIPATION INTERESTS

The Fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

VARIABLE AND FLOATING RATE OBLIGATIONS

Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

If a variable or floating rate instrument is not rated, the Fund's Advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

CURRENCY SWAPS. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

GUARANTEED INVESTMENT CONTRACTS

Pursuant to guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.

The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.

BANK INVESTMENT CONTRACTS

Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the Funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

LOAN PARTICIPATIONS

Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

STRUCTURED INVESTMENTS

Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.

Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.

YANKEE OBLIGATIONS

Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

AMERICAN, EUROPEAN, CONTINENTAL AND GLOBAL DEPOSITARY RECEIPTS

American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

TEMPORARY CASH BALANCES

The Funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.

TAXES

In this section, all discussions of taxation at the shareholder and fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

FEDERAL TAXES. Although it may be one of several series in a single trust, the Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (Code). The Fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets.

To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer, other than U.S. government securities or other regulated investment companies; or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (c) distribute with respect to each year at least 90% of its taxable net investment income, its tax-exempt interest income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation , provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do not apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of
(c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. As a regulated investment company that is accorded special tax treatment, the Fund will not be subject to any federal income taxes on its net investment income and net realized capital gains that it distributes to shareholders on the form of dividends and in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" accorded special tax treatment in any taxable year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions (including any distributions of net tax-exempt income and net long-term capital gains) would generally be taxable as ordinary income to the shareholders, except to the extent they were treated as "qualified dividend income," as described below. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the federal corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends may be, however, includable in adjusted current earnings for purposes of computing corporate federal AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces tax basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.

FUND DISTRIBUTIONS. Distributions from the Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) will generally be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning on or before December 31, 2008.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price of the shareholder paid). Distributions are taxable whether received in cash or in Fund shares.

QUALIFIED DIVIDEND INCOME. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. With respect to a Fund investing in bonds, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

In general, distributions of investment income properly designated by the Fund as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt Fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder (but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes). The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

Income from certain "private activity bonds" issued after August 7, 1986, is treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time Fund shares are held by the shareholder.

A tax-exempt Fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the Fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users, as further defined in the Code. Income derived from the Fund's investments other than tax-exempt instruments may give rise to taxable income. The Fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of Fund shares to the extent of tax-exempt dividends paid during that period. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Under Treasury regulations, if on a disposition of Fund shares a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder will likely have to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. You are advised to consult with your tax advisor.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to backup withholding for taxpayers who fail to furnish a correct taxpayer identification number, who have under-reported dividend or interest income, or who fail to certify to the Fund that the shareholder is a United States person and is not subject to the withholding. This number and certification may be provided by either a Form W-9 or the accompanying application. In certain instances, CMS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This may produce a difference between the Fund's book income and its taxable income possibly accelerating distributions or converting distributions of book income and gains to returns of capital for book purposes.

If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal income tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund." A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

NON-U.S. SHAREHOLDERS. In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the recent legislation, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S.

person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Recent legislation modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the legislation, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning on September 1, 2005) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES (THIS SECTION IS APPLICABLE ONLY TO THE COLUMBIA TAX-MANAGED GROWTH FUND)

FEDERAL GIFT TAXES. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.

Under the Columbia Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceed $11,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.

Under the Columbia Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.

No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), including taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount, which is $1,000,000 for gifts made after December 31, 2001, and before January 1, 2010.

Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's Federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.

The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $22,000.

The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

GENERATION-SKIPPING TRANSFER TAXES

If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Columbia Advantage Plan and does not exceed the available annual exclusion amount. An exemption (the "GST exemption"), equal to $1.5 million in 2005, is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate (47% for gifts made in 2005) on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.

INCOME TAXES

The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Columbia Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.

Under the Columbia Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.

If the donor selects the Columbia Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 35%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 15%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.

When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

CONSULTATION WITH QUALIFIED ADVISOR

Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.

MANAGEMENT OF THE FUNDS The Advisor provides administrative and management services to the Funds. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. (NPMI), merged into Columbia Management Advisors, Inc. Each of the four merging companies was a registered investment advisor and advised various Funds in the Fund Complex. The Advisor, located at 100 Federal Street, Boston, Massachusetts 02110, is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. The Advisor has been an investment advisor since 1969.

In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. (NFMI), a subsidiary of NPMI and a registered investment advisor that advised several Funds in the Fund Complex, merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the Advisor to the Funds previously advised by NFMI.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 49)        Trustee       1996       Executive Vice President -         101        Nash Finch Company (food
P.O. Box 66100                                             Strategy of United Airlines                         distributor)
Chicago, IL 60666                                          (airline) since December,
                                                           2002 (formerly President of
                                                           UAL Loyalty Services
                                                           (airline) from September,
                                                           2001 to December, 2002;
                                                           Executive Vice President
                                                           and Chief Financial Officer
                                                           of United Airlines from
                                                           July, 1999 to September,
                                                           2001; Senior Vice
                                                           President-Finance from
                                                           March, 1993 to July, 1999).

Janet Langford Kelly (Age 47)     Trustee       1996       Partner, Zelle, Hofmann,           101                    None
9534 W. Gull Lake Drive                                    Voelbel, Mason & Gette LLP
Richland, MI 49083-8530                                    (law firm) since March,
                                                           2005; Adjunct Professor of
                                                           Law, Northwestern
                                                           University, since
                                                           September, 2004 (formerly
                                                           Chief Administrative
                                                           Officer and Senior Vice
                                                           President, Kmart Holding
                                                           Corporation (consumer
                                                           goods), from September,
                                                           2003 to March, 2004;
                                                           Executive Vice
                                                           President-Corporate
                                                           Development and
                                                           Administration, General
                                                           Counsel and Secretary,
                                                           Kellogg Company (food
                                                           manufacturer), from
                                                           September, 1999 to August,
                                                           2003; Senior Vice
                                                           President, Secretary and
                                                           General Counsel, Sara Lee
                                                           Corporation (branded,
                                                           packaged, consumer-products
                                                           manufacturer) from January,
                                                           1995 to September, 1999).

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Richard W. Lowry (Age 69)         Trustee       1995       Private Investor since            103(3)                  None
10701 Charleston Drive                                     August, 1987 (formerly
Vero Beach, FL 32963                                       Chairman and Chief
                                                           Executive Officer, U.S.
                                                           Plywood Corporation
                                                           (building products
                                                           manufacturer)).

Charles R. Nelson (Age 62)        Trustee       1981       Professor of Economics,           101                     None
Department of Economics                                    University of Washington,
University of Washington                                   since January, 1976; Ford
Seattle, WA 98195                                          and Louisa Van Voorhis
                                                           Professor of Political
                                                           Economy, University of
                                                           Washington, since
                                                           September, 1993 (formerly
                                                           Director, Institute for
                                                           Economic Research,
                                                           University of Washington
                                                           from September, 2001 to
                                                           June, 2003); Adjunct
                                                           Professor of Statistics,
                                                           University of Washington,
                                                           since September, 1980;
                                                           Associate Editor, Journal
                                                           of Money Credit and
                                                           Banking, since September,
                                                           1993; consultant on
                                                           econometric and statistical
                                                           matters.

John J. Neuhauser (Age 62)        Trustee       1985       Academic Vice President and       103(3)        Saucony, Inc. (athletic
84 College Road                                            Dean of Faculties since                                footwear)
Chestnut Hill, MA 02467-3838                               August, 1999, Boston
                                                           College (formerly Dean,
                                                           Boston College School of
                                                           Management from September,
                                                           1977 to August, 1999).

Patrick J. Simpson (Age 61)       Trustee       2000       Partner, Perkins Coie             101                     None
1120 N.W. Couch Street                                     L.L.P. (law firm).
Tenth Floor
Portland, OR 97209-4128

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas E. Stitzel (Age 69)        Trustee       1998       Business Consultant since          101                    None
2208 Tawny Woods Place                                     1999 (formerly Professor of
Boise, ID 83706                                            Finance from 1975 to 1999,
                                                           College of Business, Boise
                                                           State University);
                                                           Chartered Financial
                                                           Analyst.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 68)       Trustee       1996       Partner and Senior Advisor,        101            Anixter International
8 Sound Shore Drive,                and                    Chicago Growth Partners                             (network support
Suite 285                        Chairman                  (private equity investing)                       equipment distributor);
Greenwich, CT 06830               of the                   since September, 2004                              Ventas, Inc. (real
                                   Board                   (formerly Managing                                  estate investment
                                                           Director, William Blair                            trust); Jones Lang
                                                           Capital Partners (private                         LaSalle (real estate
                                                           equity investing) from                          management services) and
                                                           September, 1994 to                                Ambac Financial Group
                                                           September, 2004).                                  (financial guaranty
                                                                                                                  insurance)

Anne-Lee Verville (Age 59)        Trustee       1998       Retired since 1997                 101          Chairman of the Board of
359 Stickney Hill Road                                     (formerly General Manager,                      Directors, Enesco Group,
Hopkinton, NH 03229                                        Global Education Industry,                      Inc. (designer, importer
                                                           IBM Corporation (computer                          and distributor of
                                                           and technology) from 1994                             giftware and
                                                           to 1997).                                             collectibles)

Richard L. Woolworth (Age 64)     Trustee       1991       Retired since December 2003        101            Northwest Natural Gas
100 S.W. Market Street                                     (formerly Chairman and                          Co. (natural gas service
#1500                                                      Chief Executive Officer,                                provider)
Portland, OR 97207                                         The Regence Group (regional
                                                           health insurer); Chairman
                                                           and Chief Executive
                                                           Officer, BlueCross
                                                           BlueShield of Oregon;
                                                           Certified Public
                                                           Accountant, Arthur Young &
                                                           Company)

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
INTERESTED TRUSTEE
William E. Mayer(2) (Age 65)      Trustee       1994       Partner, Park Avenue Equity       103(3)         Lee Enterprises (print
399 Park Avenue                                            Partners (private equity)                        media), WR Hambrecht +
Suite 3204                                                 since February, 1999                             Co. (financial service
New York, NY 10022                                         (formerly Partner,                                 provider); Reader's
                                                           Development Capital LLC                           Digest (publishing);
                                                           from November, 1996 to                             OPENFIELD Solutions
                                                           February, 1999).                                    (retail industry
                                                                                                             technology provider)

(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

                                              Year First
                                              Elected or
                                  Position     Appointed                            Principal Occupation(s)
     Name, Address and Age       with Funds    to Office                             During Past Five Years
------------------------------   ----------   ----------   -------------------------------------------------------------------------
OFFICERS
Christopher L. Wilson (Age 48)    President      2004      Head of Mutual Funds since August, 2004 and Senior Vice President of the
One Financial Center                                       Advisor since January, 2005; President of the Columbia Funds, Liberty
Boston, MA 02111                                           Funds and Stein Roe Funds since October, 2004; President and Chief
                                                           Executive Officer of the Nations Funds since January, 2005; President of the Galaxy Funds since April 2005; Director of Bank of America Global
                                                           Liquidity Funds, plc since May 2005; Director of Banc of America Capital
                                                           Management (Ireland), Limited since May 2005; Senior Vice President of
                                                           BACAP Distributors LLC since January, 2005; Director of FIM Funding, Inc.
                                                           since January, 2005; Senior Vice President of Columbia Management
                                                           Distributors, Inc. since January, 2005; Director of Columbia Management
                                                           Services, Inc. since January, 2005 (formerly President and Chief
                                                           Executive Officer, CDC IXIS Asset Management Services, Inc. from
                                                           September, 1998 to August, 2004).

J. Kevin Connaughton (Age 40)     Treasurer      2000      Treasurer of the Columbia Funds since October, 2003 and of the Liberty
One Financial Center                                       Funds, Stein Roe Funds and All-Star Funds since December, 2000; Vice
Boston, MA 02111                                           President of the Advisor since April, 2003 (formerly President of the
                                                           Columbia Funds, Liberty Funds and Stein Roe Funds from February, 2004 to
                                                           October, 2004; Chief Accounting Officer and Controller of the Liberty
                                                           Funds and All-Star Funds from February, 1998 to October, 2000); Treasurer of the Galaxy Funds since September, 2002 (formerly Treasurer from
                                                           December, 2002 to December, 2004 and President from February, 2004 to
                                                           December, 2004 of the Columbia Management Multi-Strategy Hedge Fund, LLC;
                                                           Vice President of Colonial Management Associates, Inc. from February,
                                                           1998 to October, 2000).

Mary Joan Hoene (Age 55)           Senior        2004      Senior Vice President and Chief Compliance Officer of the Columbia Funds,
100 Federal Street                  Vice                   Liberty Funds, Stein Roe Funds and All-Star Funds since August, 2004;
Boston, MA 02110                  President                Chief Compliance Officer of the Columbia Management Multi-Strategy Hedge
                                  and Chief                Fund, LLC since August, 2004; Chief Compliance Officer of the BACAP
                                 Compliance                Alternative Multi-Strategy Hedge Fund LLC since October, 2004 (formerly
                                   Officer                 Partner, Carter, Ledyard & Milburn LLP from January, 2001 to August,
                                                           2004; Counsel, Carter, Ledyard & Milburn LLP from November, 1999 to
                                                           December, 2000; Vice President and Counsel, Equitable Life Assurance
                                                           Society of the United States from April, 1998 to November, 1999).

Michael G. Clarke (Age 35)          Chief        2004      Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein Roe
One Financial Center             Accounting                Funds and All-Star Funds since October, 2004 (formerly Controller of the
Boston, MA 02111                   Officer                 Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds from
                                                           May, 2004 to October, 2004; Assistant Treasurer from June, 2002 to May,
                                                           2004; Vice

                                                           President, Product Strategy & Development of the Liberty Funds and Stein
                                                           Roe Funds from February, 2001 to June, 2002; Assistant Treasurer of the
                                                           Liberty Funds, Stein Roe Funds and the All-Star Funds from August, 1999 to February, 2001; Audit Manager, Deloitte & Toche LLP from May, 1997 to
                                                           August, 1999).

Jeffrey R. Coleman (Age 35)      Controller      2004      Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                       All-Star Funds since October, 2004 (formerly Vice President of CDC IXIS
Boston, MA 02111                                           Asset Management Services, Inc. and Deputy Treasurer of the CDC Nvest
                                                           Funds and Loomis Sayles Funds from February, 2003 to September, 2004;
                                                           Assistant Vice President of CDC IXIS Asset Management Services, Inc. and
                                                           Assistant Treasurer of the CDC Nvest Funds from August, 2000 to February,
                                                           2003; Tax Manager of PFPC, Inc. from November, 1996 to August, 2000).

R. Scott Henderson (Age 45)       Secretary      2004      Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds since
One Financial Center                                       December, 2004 (formerly Of Counsel, Bingham McCutchen from April, 2001
Boston, MA 02111                                           to September, 2004; Executive Director and General Counsel, Massachusetts
                                                           Pension Reserves Investment Management Board from September, 1997 to
                                                           March, 2001).

Trustee Positions

As of December 31, 2004, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity.

General

Messrs. Lowry, Mayer and Neuhauser are also trustees/directors of the Liberty All-Star Funds.

The Trustees serve as trustees of 101 registered investment companies managed by the Advisor for which each Trustee receives a retainer at the annual rate of $45,000 and an attendance fee of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December, 2003, Mr. Theobald began serving as the Chairman of the Board. As the independent chairman of the board, Mr. Theobald receives a supplemental retainer at the annual rate of of $100,000; the chair of the Audit Committee receives a supplemental retainer at the annual rate of $10,000; the chair of each other committee receives a supplemental retainer at the annual rate of $5,000. Members of each committee, except the Audit Committee, receive $1,500 for each committee meeting. Each Audit Committee member receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 133 open-end and 10 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

MANAGEMENT AGREEMENT

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. Columbia Management Distributors, Inc. (formerly named Columbia Funds Distributor, Inc.) pays the cost of printing and distributing all other Prospectuses.

ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO CERTAIN FUNDS AND THEIR RESPECTIVE TRUSTS. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION REGARDING YOUR FUND).

Under an Administration Agreement, the Advisor, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

          (a)  providing office space, equipment and clerical personnel;

          (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund;

          (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

          (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

          (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

          (f)  maintaining certain books and records of each Fund.

With respect to Columbia Money Market Fund (formerly named Liberty Money Market
Fund) and Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund), the Administration Agreement for these Funds provides that the Advisor will monitor compliance by the Fund with Rule 2a-7 under the 1940 Act and report to the Trustees from time to time with respect thereto. The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

TRUST SERVICES AGREEMENT

Pursuant to a Trust Services Agreement, CMS provides the Columbia Tax-Managed Growth Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. CMS's fee is described in the Prospectuses of the Columbia Tax-Managed Growth Fund.

THE PRICING AND BOOKKEEPING AGREEMENT

The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement. SEE "FUND CHARGES AND EXPENSES" IN
PART 1 OF THIS SAI FOR INFORMATION ON THESE FEES.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the Funds. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The Funds and clients advised by the Advisor or the Funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.

POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Advisor believes are faced by investment professionals at most major financial firms. The Advisor and the Trustees of the Columbia Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

          - The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

          - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

          - The trading of other accounts could be used to benefit higher-fee accounts (front- running).

          - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

"Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Advisor and the Funds' Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Columbia-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

The Advisor or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

A Fund's portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at the Advisor, including each Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Advisor and each Fund, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of each Fund.

BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute securities transactions for a Fund.

The Advisor places the transactions of the Funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the Funds' transactions where the Funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by Funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a Fund.

The Advisor may use the services of affiliated broker-dealers, when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

PRINCIPAL UNDERWRITER

CMD is the principal underwriter of the Trust's shares. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT

CMS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CMS is based on number of accounts plus reimbursement for certain out-of-pocket expenses. SEE

"FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY CMS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CMS or generally by 6 months' notice by CMS to the Fund. The agreement limits the liability of CMS to the Fund for loss or damage incurred by the Fund to situations involving a failure of CMS to use reasonable care or to act in good faith and without negligence in performing its duties under the agreement. The Fund will indemnify CMS from, among other things, any and all claims, actions, suits, losses, costs, damages, and expenses incurred by it in connection with its acceptance of this Agreement, provided that: (i) to the extent such claims, actions, suits, losses, costs, damages, or expenses relate solely to a particular series or group of series of shares, such indemnification shall be only out of the assets of that series or group of series; (ii) this indemnification shall not apply to actions or omissions constituting negligence or misconduct of CMS or its agents or contractors, including but not limited to willful misfeasance, bad faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under this Agreement; and (iii) CMS shall give a Fund prompt notice and reasonable opportunity to defend against any such claim or action in its own name or in the name of CMS.

CODE OF ETHICS

The Funds, the Advisor, and CMD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

ANTI-MONEY LAUNDERING COMPLIANCE

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account, halting all shareholder activity with respect to such account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

PROXY VOTING POLICIES AND FUND PROXY VOTING RECORD

The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

The Advisor's proxy voting guidelines and procedures are included in this SAI as Appendix II. In accordance with SEC regulations, the fund's proxy voting record for the last twelve-month period ended June 30 has been filed with the SEC. You may obtain a copy of the fund's proxy voting record (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Columbia Funds have adopted policies with respect to the disclosure of the Funds' portfolio holdings by the Funds, Columbia Management, or their affiliates. These policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Funds' website at www.columbiafunds.com, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Fund's policies are described below. The Trustees shall be updated as needed regarding the Fund's compliance with the policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Columbia Management and its affiliates. The Fund's policies prohibit Columbia Management and the Fund's other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund's shares, third-party service providers, rating and ranking organizations and affiliated persons of the Fund.

PUBLIC DISCLOSURES. The Fund's portfolio holdings are currently disclosed to the public through required filings with the SEC and, for equity and fixed income funds, on the Fund's website at www.columbiafunds.com. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund's fiscal year). Shareholders may obtain the Fund's Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Fund's Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

The equity and fixed income Columbia Funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:

                                                            FREQUENCY OF
   TYPE OF FUND              INFORMATION PROVIDED            DISCLOSURE            DATE OF WEB POSTING
------------------   ------------------------------------   ------------   ----------------------------------
   Equity Funds      Full portfolio holdings information.      Monthly      30 calendar days after month-end.
Fixed Income Funds   Full portfolio holdings information.     Quarterly    60 calendar days after quarter-end

The scope of the information provided relating to the Fund's portfolio that is made available on the website may change from time to time without prior notice.

For Columbia's money market funds, a complete list of a Fund's portfolio holdings shall be publicly available on a monthly basis on the fifth business date after month-end. Shareholders may request such information by writing or calling the Fund's distributor, Columbia Management Distributors, Inc. at the address listed on the cover of this SAI.

A Fund, Columbia Management or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

OTHER DISCLOSURES. The Fund's policies provide that non-public disclosures of the Fund's portfolio holdings may be made if (1) the Fund has a legitimate business purpose for making such disclosure, (2) the Fund's chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.

The Fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to Columbia Management and its affiliates, these service providers include the Fund's custodian and sub-custodians, the Fund's independent registered public accounting firm, legal counsel, financial printers(R.R. Donnelly & Sons and Bowne & Co., Inc.), the Fund's proxy voting service provider (Alamo Direct Mail Services, Inc.), the Fund's proxy solicitor (Georgeson Shareholder Communications Inc.), rating agencies that maintain ratings on certain Columbia Funds (Fitch, Inc.) and service providers that support Columbia Management's trading systems (InvestorTool, Inc. and Thomson Financial).These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. The Fund may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Certain clients of the Fund's investment adviser(s) may follow a strategy similar to that of the Fund, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Fund.

DETERMINATION OF NET ASSET VALUE

Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the official closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value following procedures approved by the Trust's Board of Trustees.

(The following two paragraphs are applicable only to Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund) and Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund))

Trading in securities on stock exchanges and over-the-counter markets in foreign securities markets is normally completed well before the close of the business day in New York. Trading on foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

AMORTIZED COST FOR MONEY MARKET FUNDS (SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "INFORMATION CONCERNING THE FUND" IN PART 1 OF THE SAI OF COLUMBIA MONEY MARKET FUND (FORMERLY NAMED LIBERTY MONEY MARKET FUND) AND COLUMBIA MUNICIPAL MONEY MARKET FUND (FORMERLY NAMED LIBERTY MUNICIPAL MONEY MARKET
FUND))

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Under the amortized cost method a security is initially valued at cost and thereafter any discount or premium from maturity value is amortized ratably to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. If a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Columbia Money Market Fund (formerly named Liberty Money Market Fund) or the Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund) for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund may accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CMS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Investors should understand that, since the offering price of the Fund's shares is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge paid as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CMD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CMD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CMD may from time to time reallow additional amounts to all or certain FSFs. CMD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CMD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars. Travelers checks, gift checks, credit card convenience checks, credit cards, cash and ban counter (starter checks) are not accepted.

CMS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CMS, provided the new FSF has a sales agreement with CMD.

Shares credited to an account are transferable upon written instructions in good order to CMS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you may send the certificates to CMS for deposit to your account.

In addition to the commissions specified in a Fund's prospectus and this SAI, CMD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that CMD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CMD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, CMD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.

In addition, CMD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.

CMD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:

1st Global Capital Corp
401 Company
ABN AMRO Trust Services
ADP Retirement Services
Advest
AEGON/Transamerica
AG Edwards
American Century Services
American Express
AMG
AON Consulting
AST Trust Company
Banc of America Investment Services
BancOne
Bear Stearns
Benefit Plan Administrators
Bidwell & Company
BNY Clearing
C N A Trust
Charles Schwab
CIBC Oppenheimer
Citigroup Global Markets
CitiStreet Associates LLC
City National Bank
City of Milwaukee
Columbia Trust Company
Commonwealth Financial
Compensation & Capital
CPI Qualified Plan Consultants
Daily Access Concepts
Davenport & Company
Delaware Investments
Digital Retirement Solutions
Discover Brokerage
Dreyfus/Mellon
Edgewood Services
Edward Jones

E-Trade,
ExpertPlan
FAS Liberty Life Spectrum
Ferris Baker Watts
Fidelity
Financial Data Services
Franklin Templeton
Freeman Welwood
Gem Group
Great West Life
Hewitt Associates LLC
Huntington Bank
ING
Intermountain Health Care
Investmart, Inc.
Investment Manager Services (IMS)
Janney Montgomery Scott
JJB Hilliard Lyons
JP Morgan/American Century
Kenney Investments
Kirkpatrick Pettis Smith Polian Inc
Legg Mason Wood Walker
Liberty Life
Lincoln Financial
Lincoln Life
Linsco Private Ledger
M & T Securities
Marquette Trust Company
Mass Mutual Life
Matrix Settlement & Clearance Services (MSCS)
McDonald Investments
Merrill Lynch
MetLife
MFS
Mfund Trax
MidAtlantic Capital
Milliman USA
Morgan Keegan
Morgan Stanley Dean Witter
PFPC
Nationwide Investment Services
Neuberger Berman Mgmt
NFP Securities
NSD -NetStock Sharebuilder
NYLife Distributors
Optimum Investment Advisors
Orbitex
Pershing LLC
Phoenix Home Life
Piper Jaffray
PNC
PPI Employee Benefits
Private Bank & Trust
Prudential
Putnam Investments
Raymond James
RBC Dain Rausher
Robert W Baird
Royal Alliance
RSM McGladrey Inc.

Safeco
Scott & Stringfellow
Scudder Investments
Security Benefit
Segall Bryant Hamill
South Trust Securities
Southwest Securities
Standard Insurance
Stanton Group
State of NY Deferred Compensation Plan
Stephens, Inc.
Stifel Nicolaus & Co
Strong Capital
Sungard T Rowe Price
Trustar Retirement Services
Trustlynx/Datalynx
UBS Financial Services
USAA Investment Management
Vanguard
Wachovia
TD Waterhouse
Webster Investment Services
Wells Fargo
Wilmington Trust

PLEASE CONTACT YOUR FSF OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY
RECEIVE.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most Funds advised by the Advisor may be purchased through the Automatic Investment Plan. Electronic fund transfers for a fixed amount of at least $50 ($25 for IRA) are used to purchase a Fund's shares at the public offering price next determined after CMD receives the proceeds. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CMD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, D, T, G and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any fund distributed by CMD in which you have a current balance of at least $5,000 into the same class of shares of up to five other Funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Sales charges may apply if exchanging from a money market fund. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC or sales charges.

Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Management Services, Inc. (formerly named Columbia Funds Services, Inc.) (CMS) P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or financial advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CMD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" below for more information.

CLASS T SHAREHOLDER SERVICES PLAN. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the Trusts plan to enter into servicing agreements with institutions (including Bank of America Corporation and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each Fund other than the Columbia Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the Fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares;
(ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.

The payments under the servicing agreements entered into as of the date of this SAI are limited to an aggregate fee of not more than 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.15% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The Funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.

Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such Funds on any day do not exceed the income to be accrued to such Class T shares on that day.

The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the Funds. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Columbia's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.

TAX-SHELTERED RETIREMENT PLANS (Retirement Plans). CMD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Management prototype plans offered through CMD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CMD.

Participants in Retirement Plans not sponsored by CTC, not including Individual Retirement Accounts (IRAs), may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with CMS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CMS. The close out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any Fund distributed by CMD, or if the Retirement Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling CMS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification numbers available when calling.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CMS for more information at 1-800-345-6611.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHTS OF ACCUMULATION (Columbia Class A and Class T shares, Nations Class A shares and Galaxy Retail A shares only) (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase of Class A or Class T shares with prior purchases of other funds and classes distributed by CMD. The applicable sales charge is based on the combined total of:

1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all shares of funds for which CMD serves as distributor (Funds) held by the shareholder.

CMD must be promptly notified of each purchase with respect to which a shareholder is entitled to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CMS. A Fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A, Class E and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all fund shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund)). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CMS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement (provided the FSF returns to CMD the excess commission previously paid during the thirteen-month period). The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price.

If the amount of the Statement is not purchased, the shareholder shall remit to CMD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CMS will redeem escrowed Class A, E or T shares with a value equal to such difference. The additional FSF commission will be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CMS at 1-800-345-6611.

NET ASSET VALUE ELIGIBILITY GUIDELINES (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS).

1. Employees, brokers and various relationships that are allowed to buy at NAV. Class A shares of certain Funds may be sold at (NAV) to the following individuals, whether currently employed or retired: Employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries; Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CMD, or its successors and companies affiliated with the Advisor; Registered representatives and employees of Financial Service Firms (including their affiliates) that are parties to dealer agreements or other sales arrangements with CMD; Nations Funds' Trustees, Directors and employees of its investment sub-advisers; Broker/Dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes; employees or partners of any contractual service provider to the funds

     NAV eligibility for Class A purchase also applies to the families of the parties listed above and their beneficial accounts. Family members include: spouse, parent, stepparent, legal guardian, child, stepchild, father-in-law and mother-in-law.

     Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

     Registered broker/dealer firms that have entered into a Nations Funds dealer agreement with BACAP Distributors, LLC may buy Class A shares without paying a front-end sales charge for their investment account only.

     Banks, trust companies and thrift institutions, acting as fiduciaries.

2. Grandfathered investors. Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may purchase Class A shares of any Fund at NAV in those cases where a Columbia Fund Class Z share is not available.

     Shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at (NAV) will continue to be eligible for NAV purchases into those Nations Fund accounts opened through August 19, 2005.

     Galaxy Fund shareholders prior to December 1, 1995; and shareholders who
     (i) purchased Galaxy Fund Prime A shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.

     (For Class T shares only) Shareholders who (i) purchased Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

3. Reinstatement. Subject to the fund policy on trading of fund shares, an investor who has redeemed class A, B, C, D, G or T shares may, upon request, reinstate within 1 year a portion or all of the proceeds of such sales in shares of class A of any fund at the NAV next determined after Columbia Management Services, Inc. received a written reinstatement request and payment.

4. Retirement Plans. Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with CMD pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

5. Non-U.S. Investors. Certain pension, profit-sharing or other employee benefit plans offered to non-US investors may be eligible to purchase Class A shares with no sales charge.

6. Reorganizations. At the Fund's discretion, NAV eligibility may apply to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

7. Rights of Accumulation (ROA). The value of eligible accounts, regardless of class, maintained by you and you and your immediate family may be combined with the value of your current purchase to reach a sales discount level and to obtain the lower sales charge for your current purchase.

8. Letters of Intent (LOI). You may pay a lower sales charge when purchasing class A shares by signing a letter of intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the LOI within 13 months. If your LOI purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Class A, B, C, D, E, matured F, G and T shares) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act
     (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CMS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value at the time that the SWP is established. Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met. For redemptions in excess of 12% of the account's value at the time that the SWP is established, a CDSC will be charged on the SWP redemption. The 12% limit does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by CMD.

6. Qualified Retirement Plans. CDSCs may be waived on CMD shares sold by employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must be a participant in an alliance program th at has signed an agreement with Columbia Funds or CMD.

7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and
     (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

8. Return of Commission. CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

9. Non-U.S. Investors. CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

10. IRS Section 401 and 457. CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under
     Section 401 or 457 of the tax code.

11. Medical Payments. CDSCs may be waived on shares redeemed for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

12. Plans of Reorganization. At the Funds' discretion, CDSCs may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a fund is a party.

13. Charitable Giving Program. CDSCs may be waived on the sale of Class C or Class D shares sold by a non-profit organization qualified under Section 501(c)(3) of the tax code in connection with the Banc of America Capital Management Charitable Giving Program.

14. The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling or delay sending proceeds from your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction to CMS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CMS and many banks. Additional documentation may be required for sales by corporations, agents, fiduciaries, surviving joint owners, individual retirement account holders and other legal entities. Call CMS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, FSF's are responsible for furnishing all necessary documentation to CMS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN (SWP). The shareholder may establish a SWP. A specified dollar amount, share amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawalsof shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their share account may do so but may be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CMS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in "street name" must be made payable to the back office via the NSCC.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions by check and ACH are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, to a pre-existing bank account or furnishing a signature guaranteed request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CMS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address account and taxpayer identification numbers. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions apply to retirement plan accounts.

CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A and Z shares of certain Funds)

Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CMS will provide checks to be drawn on Mellon Trust of New England, N.A. (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks., However, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON-CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, a Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

INFORMATION APPLICABLE TO CLASS G AND CLASS T SHARES

The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the Funds are subject to a front-end sales charge. Investments in Class G shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.15% and 0.30%, respectively, of the Fund's average daily net assets attributable to its Class T shares. Class G shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.80% and 0.95%, respectively, of the Fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares. Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.

CLASS T SHARES. The public offering price for Class T shares of the Funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 to $25,000,000. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                                    REALLOWANCE TO
                                     REALLOWANCE TO DEALERS        DEALERS AS A % OF
                                    AS A % OF OFFERING PRICE        OFFERING PRICE
      AMOUNT OF TRANSACTION          PER SHARE - BOND FUNDS    PER SHARE - EQUITY FUNDS
      ---------------------         ------------------------   ------------------------
Less than $50,000                             4.25                       5.00
$50,000 but less than $100,000                3.75                       3.75
$100,000 but less than $250,000               2.75                       2.75
$250,000 but less than $500,000               2.00                       2.00
$500,000 but less than $1,000,000             1.75                       1.75
$1,000,000 and over                           0.00                       0.00

The appropriate reallowance to dealers will be paid by CMD to broker-dealer organizations which have entered into agreements with CMD. The reallowance to dealers may be changed from time to time.

Certain affiliates of the Advisor may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of Bank of America Corporation's affiliates.

INFORMATION APPLICABLE TO CERTAIN CLASS G SHARES RECEIVED BY FORMER GALAXY FUND RETAIL B SHAREHOLDERS IN CONNECTION WITH THE GALAXY/LIBERTY REORGANIZATION. The following table describes the CDSC schedul e applicable to Class G shares received by former Galaxy Fund Retail B shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 None

Class G shares received in exchange for Galaxy Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares seven years after purchase. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Asset Allocation Fund and/or International Equity Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.50
Through second year                   5.00
Through third year                    4.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Through the seventh year              None
Longer than seven years               None

If you acquired Retail B Shares in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class T shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

CLASS G SHARES PURCHASED AFTER THE GALAXY/LIBERTY REORGANIZATION. The public offering price for Class G shares of the Funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within seven years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from CMD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Columbia may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a Fund. See "Class T Shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to CMD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares. Class G shares of a Fund will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow CMD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.

Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - (i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a Fund, and subsequently acquires additional Class G shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the Fund, including those acquired through reinvestment, will convert to Class T shares of the Fund on the same date.

INFORMATION APPLICABLE TO CERTAIN CLASS B SHAREHOLDERS

Except for the following, Class B Share Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.

The following table describes the CDSC schedule applicable to Class B shares received by Galaxy Quality Plus Bond Fund shareholders in exchange for Prime B Shares in connection with the Galaxy/Liberty reorganization.

SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

     Automatic conversion to Class A shares occurs eight years after purchase.

     The Class B share discount program for purchases of $250,000 or more is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

INFORMATION APPLICABLE TO CERTAIN CLASS A SHAREHOLDERS:

     Except as set forth in the following paragraph, Class A share CDSCs are described in the Prospectuses:

     Class A shares received by former Galaxy High Quality Bond Fund shareholders in exchange for Prime A Shares in connection with the Galaxy/Liberty reorganization of that Fund are subject to a 1% CDSC upon redemption of such Class A shares if the Prime A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.

Shares of some Funds that pay daily dividends (include Funds) will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. Shares of some Funds that pay daily dividends (exclude Funds) Columbia will be earned starting with the day after that Fund receives payments for the shares. To determine whether a particular Fund is an include or exclude fund, customers can call 1-800-345-6611.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of certain other funds. The prospectus of each Fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange Consult CMS before requesting an exchange.

If you acquire Class A shares of an international fund by exchange from any other fund, you will not be permitted to exchange those shares into another fund for 30 calendar days, although you may redeem those shares at any time. An exchange order received prior to the expiration of the 30-day period will not be honored.

By calling CMS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CMS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CMS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CMS may require customary additional documentation. Prospectuses of the other Funds are available from the CMD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

Consult your FSF or CMS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund. Sales charges may apply for exchanges from money market funds.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Trust has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2005. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust's By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series. Shares of each Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

          Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

          Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

AAA bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

AA bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

BA bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Prime-1 Highest Quality
          Prime-2 Higher Quality
          Prime-3 High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these securities, and 'D' represents the lowest potential for recovery.

                                   APPENDIX II

                   COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA")
                      PROXY VOTING POLICIES AND PROCEDURES
                 ADOPTED JULY 1, 2003 AND REVISED MARCH 4, 2005

POLICY:

ALL PROXIES(1) REGARDING CLIENT SECURITIES FOR WHICH COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA") HAS ASSUMED AUTHORITY TO VOTE SHALL, UNLESS CMA DETERMINES IN ACCORDANCE WITH POLICIES STATED BELOW TO ABSTAIN FROM VOTING, BE VOTED IN A MANNER CONSIDERED BY CMA TO BE IN THE BEST INTEREST OF CMA'S CLIENTS, INCLUDING THE CMG FAMILY FUNDS(2) AND THEIR SHAREHOLDERS, WITHOUT REGARD TO ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES. THE BEST INTEREST OF CLIENTS IS DEFINED FOR THIS PURPOSE AS THE INTEREST OF ENHANCING OR PROTECTING THE ECONOMIC VALUE OF CLIENT ACCOUNTS, CONSIDERED AS A GROUP RATHER THAN INDIVIDUALLY, AS CMA DETERMINES IN ITS SOLE AND ABSOLUTE DISCRETION. IN THE EVENT A CLIENT BELIEVES THAT ITS OTHER INTERESTS REQUIRE A DIFFERENT VOTE, CMA SHALL VOTE AS THE CLIENT CLEARLY INSTRUCTS, PROVIDED CMA RECEIVES SUCH INSTRUCTIONS IN TIME TO ACT ACCORDINGLY.

CMA ENDEAVORS TO VOTE, IN ACCORDANCE WITH THIS POLICY, ALL PROXIES OF WHICH IT BECOMES AWARE, SUBJECT TO THE FOLLOWING EXCEPTIONS (UNLESS OTHERWISE AGREED) WHEN CMA EXPECTS TO ROUTINELY ABSTAIN FROM VOTING:

     1. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE THE SECURITY HAS BEEN LOANED FROM THE CLIENT'S ACCOUNT.

     2. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE CMA DEEMS THE COSTS TO THE CLIENT AND/OR THE ADMINISTRATIVE INCONVENIENCE OF VOTING THE SECURITY (E.G., SOME FOREIGN SECURITIES) OUTWEIGH THE BENEFIT OF DOING SO.

CMA SEEKS TO AVOID THE OCCURRENCE OF ACTUAL OR APPARENT MATERIAL CONFLICTS OF INTEREST IN THE PROXY VOTING PROCESS BY VOTING IN ACCORDANCE WITH PREDETERMINED VOTING GUIDELINES, AS STATED BELOW. FOR THOSE PROXY PROPOSALS THAT REQUIRE SPECIAL CONSIDERATION OR IN INSTANCES WHERE SPECIAL CIRCUMSTANCES MAY REQUIRE VARYING FROM THE PREDETERMINED GUIDELINES, THE CMG PROXY COMMITTEE WILL DETERMINE THE BEST INTEREST OF CMA'S CLIENTS AND VOTE ACCORDINGLY, WITHOUT CONSIDERATION OF ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES.

OVERVIEW:

CMA's policy is based upon its fiduciary obligation to act in its clients' best interest. Citing this obligation, the SEC has adopted rules pursuant to the Investment Advisers Act of 1940 and Investment Company Act of 1940 with respect to proxy voting.

PROCEDURE:

I. ACCOUNT POLICIES

Except as otherwise directed by the client, CMA shall vote as follows:

SEPARATELY MANAGED ACCOUNTS

CMA shall vote proxies on securities held in its separately managed accounts.

COLUMBIA TRUST COMPANY (CTC) TRUST POOLS

CMA shall vote proxies on securities held in the trust pools.

CMG FAMILY FUNDS/CMA FUND TRUST

CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

COLUMBIA PRIVATE PORTFOLIO

CMA shall vote proxies on securities held in its separately managed accounts.

ALTERNATIVE INVESTMENT GROUP

----------
(1) The term "proxy" as used herein refers to consents, elections and authorizations solicited by any party with respect to securities of any sort.

(2) A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

CMA's clients may invest in securities ("Alternative Investments") issued by alternative investment vehicles (i.e. hedge funds, private equity funds, and other alternative investment pools) that are structured as private limited partnerships ("LPs"), limited liability companies ("LLCs") or offshore corporations. Generally, CMA's Alternative Investment Group ("AIG") is the platform through which CMA provides advisory services relating to Alternative Investments.

The voting rights of Alternative Investments generally are rights of contract set forth in the limited liability company or limited partnership agreement, in the case of LLCs and LPs, or Memorandum and Articles of Association or By-laws, in the case of offshore corporations. Also, as privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, proxies are not solicited regarding Alternative Investment vehicles. Instead, consents may be solicited from members, limited partners or shareholders.

Because of the unique characteristics of Alternative Investments, CMA has a tailored process for voting Alternative Investment proxies and consents.

Process

AIG will vote all Alternative Investment proxies and consents in accordance with this Policy. The committee voting AIG proxies consists of AIG senior management, investment and operations professionals. Conflicts of interest are to be monitored and resolved as set forth in this Policy.

II. PROXY COMMITTEE

CMA shall establish a Proxy Committee whose standing members shall include the head of core equity, head of value, head of growth, head of income strategies, head of equity research and head of fixed income research. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf.

The Proxy Committee's functions shall include, in part,

          (a) direction of the vote on proposals where there has been a recommendation to the Committee, pursuant to Section IV.B, not to vote according to the predetermined Voting Guidelines stated in Section IV.A or on proposals which require special, individual consideration in accordance with Section IV.C;

          (b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

          (c) review at least annually of existing Voting Guidelines and need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

          (d) development and modification of Voting Procedures, as stated in
          Section V, as it deems appropriate or necessary.

The Proxy Committee shall establish a charter, which shall set forth the Committee's purpose, membership and operation. The Committee's charter shall be consistent, in all material respects, with this policy and procedure.

III. CONFLICTS OF INTEREST

With Other Bank of America Businesses

Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

Within CMA

Conflicts of interest may also arise from the business activities of CMA. For example, CMA might manage (or be seeking to manage) the assets of a benefit plan for an issuer. CMA may also be presented with an actual or apparent conflict of interest where proxies of securities issued by BAC or a CMG Family Fund, for which CMA serves as investment adviser, are to be voted for a client's account.

Management of Conflicts

CMA's policy is to always vote proxies in the best interest of its clients, as a whole, without regard to its own self-interest or that of its affiliates. BAC as well as CMA has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

          1. BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or (as in the case of BACAP associates) non-trust fiduciary responsibilities, including investment decision-making and proxy voting.

          2. In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.

          3. Within CMA, CMA's Code of Ethics affirmatively requires that associates of CMA act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's Clients.

          4. By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

               - To disclose to the chairperson of the Proxy Committee and the chairperson to the head of CMG Compliance any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA shall vote proxies. In the event the chairperson of the Proxy Committee has a conflict of interest regarding a given matter, he or she shall abstain from participating in the Committee's determination of whether and/or how to vote in the matter; and

               - To refrain from taking into consideration, in the decision as to whether or how CMA shall vote proxies:

                    - The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

                    - Any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of CMA or BAC.

Where a material conflict of interest is determined to have arisen in the proxy voting process that may not be adequately mitigated by voting in accordance with the predetermined Voting Guidelines, CMA's policy is to invoke one or more of the following conflict management procedures:

1. Convene the Proxy Committee for the purpose of voting the affected proxies in a manner that is free of the conflict.

2. Causing the proxies to be voted in accordance with the recommendations of a qualified, independent third party, which may include CMA's proxy voting agent.

3. In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

IV. VOTING GUIDELINES

A. THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING PROXIES:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

     - Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

          However, CMA generally will WITHHOLD votes from pertinent director nominees if:

               (i) the board as proposed to be constituted would have more than one-third of its members from management;

               (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);

               (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);

               (iv) a director serves on more than six public company boards;

               (v) the CEO serves on more than two public company boards other than the company's board.

          On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

     - Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.

     - Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

     - Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

          -    Established governance standards and guidelines.

          - Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.

          - Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

          - A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

          - Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

          - The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

     - Proposals that grant or restore shareholder ability to remove directors with or without cause.

     - Proposals to permit shareholders to elect directors to fill board vacancies.

     - Proposals that encourage directors to own a minimum amount of company stock.

     -    Proposals to provide or to restore shareholder appraisal rights.

     -    Proposals to adopt cumulative voting.

     -    Proposals for the company to adopt confidential voting.

CMA generally will vote AGAINST:

     - Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

     - Proposals that give management the ability to alter the size of the board without shareholder approval.

     - Proposals that provide directors may be removed only by supermajority vote.

     -    Proposals to eliminate cumulative voting.

     - Proposals which allow more than one vote per share in the election of directors.

     - Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

     - Proposals that mandate a minimum amount of company stock that directors must own.

     -    Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

     - Director and officer indemnification and liability protection. CMA is opposed to entirely eliminating directors' and officers' liability for monetary damages for violating the duty of care. CMA is also opposed to expanding coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. CMA supports proposals which provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he/she reasonably believed was in the best interests of the company, AND (ii) if the director's legal expenses would be covered.

     - Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

     - Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 10% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

     - Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

     -    Proposals asking a company to expense stock options.

     -    Proposals to put option repricings to a shareholder vote.

     - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

CMA generally will vote AGAINST:

     - Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.

     - Proposals to authorize the replacement or repricing of out-of-the money options.

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

     - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

          For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

     - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

     - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

     - Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

     - CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

     - CMA generally votes FOR shareholder proposals to eliminate a poison pill.

     - CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

     - CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.

Supermajority vote

     - CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

     - CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

     - Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

     - Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

          -    Credible reason exists to question:

               - The auditor's independence, as determined by applicable regulatory requirements.

               - The accuracy or reliability of the auditor's opinion as to the company's financial position.

          - Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.

     - Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

     - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

     - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

     - Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

     - Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.

CMA will vote AGAINST:

     - Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

     - Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

     - Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

     - FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

     - FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

     - Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

     - Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

     - Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

     - Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.

     - Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.

     - Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

8.  Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

     -    Board structure

     -    Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     - Ignore a shareholder proposal that is approved by a majority of shares outstanding;

     - Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

     -    Are interested directors and sit on the audit or nominating committee;
          or

     - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

     -    Past performance relative to its peers

     -    Market in which fund invests

     - Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

     - Past shareholder activism, board activity and votes on related proposals

     -    Strategy of the incumbents versus the dissidents

     -    Independence of incumbent directors; director nominees

     -    Experience and skills of director nominees

     -    Governance profile of the company

     -    Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Past performance as a closed-end fund

     -    Market in which the fund invests

     -    Measures taken by the board to address the discount

     - Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

     -    Proposed and current fee schedules

     -    Fund category/investment objective

     -    Performance benchmarks

     -    Share price performance as compared with peers

     -    Resulting fees relative to peers

     -    Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

     -    Stated specific financing purpose

     -    Possible dilution for common shares

     -    Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

     -    Potential competitiveness

     -    Regulatory developments

     -    Current and potential returns

     -    Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a nonfundamental restriction, considering the following factors:

     -    Fund's target investments

     -    Reasons given by the fund for the change

     -    Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:

     -    Political/economic changes in the target market

     -    Consolidation in the target market

     -    Current asset composition

Change in Fund's Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:

     -    Potential competitiveness

     -    Current and potential returns

     -    Risk of concentration

     -    Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

     -    Strategies employed to salvage the company

     -    Past performance of the fund

     -    Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

     -    The degree of change implied by the proposal

     -    The efficiencies that could result

     -    The state of incorporation; net effect on shareholder rights

     -    Regulatory standards and implications

CMA will vote FOR:

     - Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

     - Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

     -    Proposals enabling the Board to:

          -    Change, without shareholder approval the domicile of the fund

          - Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

     -    Regulations of both states

     -    Required fundamental policies of both states

     -    The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Fees charged to comparably sized funds with similar objectives

     -    The proposed distributor's reputation and past performance

     -    The competitiveness of the fund in the industry

     -    Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Resulting fee structure

     -    Performance of both funds

     -    Continuity of management personnel

     -    Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

     -    Performance of the fund's NAV

     -    The fund's history of shareholder relations

     -    The performance of other funds under the adviser's management

9. Alternative Investment Group ("AIG") Matters

The AIG Proxy Sub-Committee generally will vote in accordance with the guidelines set forth in this policy. With respect to matters that are not addressed by the guidelines, the AIG Proxy Sub-Committee will vote each such matter on a CASE-BY-CASE basis.

B. ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.

A Portfolio Manager, sub-adviser or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines stated in Section IV.A. In this situation, he or she shall request that the Proxy Committee consider voting the proxy other than according such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption.

C. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The following proposals require special, individual consideration. The Proxy Committee will determine how proxies related to all such proposals will be voted.

               1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

               2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

               3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

               4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

               5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified in Section IV.A.

               6. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

               7. PREEMPTIVE RIGHTS. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines set forth in Section IV above. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to effect the purposes of this Policy.

     - CMA shall use an independent, third-party vendor (currently Institutional Shareholder Services ("ISS")), to implement its proxy voting process as CMAs proxy voting agent. This retention is subject to CMA continuously assessing the vendor's independence from CMA and its affiliates, and the vendor's ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with CMA's proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor's other clients and the owners, officers or employees of any such firm, on the one hand, and CMA's clients, on the other hand. As means of performing this assessment, CMA will require various reports and notices from the vendor, as well as periodic audits of the vendor's voting record and other due diligence.

     - ISS shall provide proxy analysis and record keeping services in addition to voting proxies on behalf of CMA in accordance with this Policy.

     - On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in all accounts over which CMA has voting authority. Information regarding equity holdings for international portfolio shall be sent weekly.

     - ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be promptly noted and resolved by ISS, with notice to CMA.

     - Whenever a vote is solicited, ISS shall execute the vote according to CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section IV.A.

     - If ISS is not sure how to vote a particular proxy, then ISS will issue a request for voting instructions to CMA over a secure website. CMA personnel shall check this website regularly. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's understanding of the Voting Guidelines previously delivered to ISS. CMA shall promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

     - Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

     - ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

VI. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in CMA's Form ADV. Upon receipt of a Client's request for more information, CMA will provide to the Client a copy of this Policy and/or how CMA voted proxies for the Client pursuant to this Policy for up to a one-year period.

                        COLUMBIA INTERMEDIATE BOND FUND
                                  (THE "FUND")

    SUPPLEMENT TO THE PROSPECTUSES DATED AUGUST 1, 2005 (THE "PROSPECTUSES")

      The Prospectuses are hereby supplemented with the following information:

      1. The date on the front cover of each of the Prospectuses is revised to read "________________, 2005."

      2. The following sentence is added to the section entitled, "Performance History":

      Year-to-date performance through ____________, 2005 for the following share classes of the Fund were as follows:

                                 Class A --     ___%
                                 Class Z --     ___%

      3. The information under the heading, "For More Information - Investment Company Act file number" is revised as follows:

      Columbia Funds Series Trust I: 811-4367

            -     Columbia Intermediate Bond Fund

      4. The following disclosure is added under the heading "Principal Investment Strategies":

The Fund may participate in mortgage dollar rolls and may roll all, a portion, or none of the Fund's mortgage positions.

      5. The following disclosure is added under the heading "Principal Investment Risks":

Mortgage-backed securities are securities that represent ownership interests in large, diversified pools of mortgage loans. Sponsors pool together mortgages of similar rates and terms and offer them as a security to investors. Most mortgage securities are pooled together and structured as pass-throughs. Monthly payments of principal and interest from the underlying mortgage loans backing the pool are collected by a servicer and "passed through" regularly to the investor. Pass-throughs can have a fixed or an adjustable rate. The majority of pass-through securities are issued by three agencies: Ginnie Mae, Fannie Mae and Freddie Mac. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on mortgage-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

Mortgage dollar rolls are transactions in which the Fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. These transactions simulate an investment in mortgage-backed securities and have the potential to enhance the Fund's returns and reduce its administrative burdens, compared with holding mortgage-backed securities directly. Mortgage dollar rolls involve the risks that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the other party may default on its obligations. These transactions may increase the Fund's portfolio turnover rate.

The disclosure titled "Mortgage-Backed Securities" under the heading "Other Investment Strategies and Risks" is deleted in its entirety.

COLUMBIA INTERMEDIATE BOND FUND         Prospectus,              , 2005

CLASS A, B AND C SHARES

Advised by Columbia Management Advisors, Inc.


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TABLE OF CONTENTS

THE FUND                                                2
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Investment Goals.....................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   3
Performance History..................................   5
Your Expenses........................................

7
YOUR ACCOUNT                                            9
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How to Buy Shares....................................   9
Sales Charges........................................  10
How to Exchange Shares...............................  13
How to Sell Shares...................................  14
Fund Policy on Trading of Fund Shares................  15
Distribution and Service Fees........................  15
Other Information About Your Account.................  15

MANAGING THE FUND                                      18
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Investment Advisor...................................  18
Portfolio Managers...................................  18

OTHER INVESTMENT
STRATEGIES AND RISKS                                   20
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FINANCIAL HIGHLIGHTS                                   23
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Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks its total return by pursuing current income and opportunities for capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds, including:

- debt securities issued by the U.S. government, including U.S. treasury securities and agency securities (agency securities include certain mortgage-backed securities, which represent interests in pools of mortgages),

- debt securities of corporations, and

- mortgage-backed securities and asset-backed securities issued by private (non-governmental) entities.

The Fund will invest at least 60% of its net assets in high-quality debt securities that are at the time of purchase:

- rated at least A by Standard & Poor's,

- rated at least A by Moody's Investors Service, Inc.,

- given a comparable rating by another nationally recognized rating agency, or

- unrated securities that the investment advisor believes to be of comparable quality.

The Fund may invest up to 20% of its net assets in lower-rated debt securities. These securities are sometimes referred to as "junk bonds" and are at the time of purchase:

- rated below BBB by Standard & Poor's,

- rated below Baa by Moody's Investors Service, Inc.,

- given a comparable rating by another nationally recognized rating agency, or

- unrated securities that the investment advisor believes to be of comparable quality.

Normally, the Fund expects to maintain a dollar-weighted average effective maturity of three to ten years.

The Fund seeks to achieve capital appreciation through purchasing bonds that increase in market value.

The advisor has wide flexibility to vary the allocation among different types of debt securities based on its judgment of which types of securities will outperform the others. In determining whether to buy or sell securities, the advisor evaluates relative values of the various types of securities in which the Fund can invest (e.g., the relative value of corporate debt securities versus mortgage-backed securities under prevailing market conditions), relative values of various rating categories (e.g., relative values of higher-rated securities versus lower-rated securities under prevailing market conditions), and individual issuer characteristics. The advisor may be required to sell portfolio investments to fund redemptions.

As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.

----
 2

THE FUND

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks." For example, to a limited extent, the Fund may seek capital appreciation by using derivative strategies such as futures and options.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued or supported by private entities, including corporate bonds, mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security or the entity responsible for payment of a special revenue obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer or the entity responsible for payment of a special revenue obligation may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income. The Fund's investments in securities issued by U.S. government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, are not funded by Congressional appropriations and are neither guaranteed nor insured by the U.S. government. Furthermore, no assurances can be given that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

                                                                            ----

THE FUND

Reinvestment Risk is the risk that income from the Fund's debt securities will decline if and when the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Fund's portfolio.

Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

----
 4

THE FUND

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The returns shown are the returns of the Class A, B and C shares of Columbia Intermediate Bond Fund, the predecessor to the Fund (the "predecessor fund"). The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share Class And includes the effects of both Fund expenses and current sales charges. Class B share returns do not reflect Class A share returns after conversion of Class B shares to Class A shares (see "Your Account -- Sales Charges" below).

              The Fund's returns are compared to the Lehman Brothers
              Aggregate Bond Index (Lehman Aggregate Index), a market value-weighted index that tracks fixed-rate, publicly placed, dollar-dominated, and non-convertible investment grade debt issues. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally
              managed.
             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)

                                  (BAR CHART)

                       16.84%      4.52%      9.30%      6.42%      1.27%     10.59%      9.03%      5.39%      9.23%
                        1995       1996       1997       1998       1999       2000       2001       2002       2003       2004


            The Fund's year-to-date total return  For the periods shown in bar chart:
            through         , 2005 was     %      Best quarter: 2nd quarter 1995, +5.24%
                                                  Worst quarter: 1st quarter 1994,     %

                                                                            ----

THE FUND

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                                                     1 YEAR          5 YEARS         10 YEARS
Class A (%)
  Return Before Taxes                                                 [  ]            [  ](1)          [  ](1)
  Return After Taxes on Distributions                                 [  ]            [  ]             [  ](1)
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                              [  ]            [  ]             [  ](1)
Class B (%)
  Return Before Taxes                                                 [  ]            [  ](1)          [  ](1)
  Return After Taxes on Distributions                                 [  ]            [  ](1)          [  ](1)
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                              [  ]            [  ](1)          [  ](1)
Class C (%)
  Return Before Taxes                                                 [  ]            [  ](1)          [  ](1)
  Return After Taxes on Distributions                                 [  ]            [  ](1)          [  ](1)
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                              [  ]            [  ](1)          [  ](1)
-------------------------------------------------------------------------------------------------------------
Lehman Aggregate Index (%)                                            [  ]            [  ]             [  ]

 (1) Class A, B and C of the predecessor fund are newer classes of shares. Class A performance information of the predecessor fund includes returns of the predecessor fund's Class Z shares (the oldest existing predecessor fund class) for periods prior to their inception. Class B and Class C performance information includes returns of the fund's Class A shares for the period from July 31, 2000 through February 1, 2002 and for the periods prior thereto, the predecessor fund's Class Z shares (the oldest existing predecessor fund class). These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares of the predecessor fund and the other share classes. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the other share classes would have been lower, since the other share classes are subject to a Rule 12b-1 fee. Class A shares of the predecessor fund were initially offered on July 31, 2000, Class B and C shares of the predecessor fund were initially offered on February 1, 2002 and Class Z shares of the predecessor fund were initially offered on December 5, 1978. On July 29, 2002, Class S shares of the predecessor fund were redesignated as Class Z shares. Class Z shares are not offered in this Prospectus.

----
 6

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
              UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class B shares convert to Class A shares after eight years
             -------------------------------------------------------------------

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                CLASS A         CLASS B         CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                          4.75            0.00            0.00
-------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                                1.00(2)         5.00            1.00
-------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)              (3)             (3)             (3)

 (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

 (3) There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                                CLASS A         CLASS B         CLASS C
Management fee(1) (%)                                            [0.50]          [0.50]          [0.50]
-------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                        [0.35](2)       [1.00]          [1.00](2)
-------------------------------------------------------------------------------------------------------
Other expenses(1) (%)                                            [0.19]          [0.19]          [0.19]
-------------------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                         [1.04](2)       [1.69]          [1.69](2)

 (1) The Fund pays a management fee of 0.35% and an administration fee of 0.15%. The expenses provided are estimates based on the corresponding share class for the predecessor fund's last fiscal year.

 (2) [The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class A and C shares. If this waiver were reflected in the table, the 12b-1 fee for Class A and C shares would be 0.25% and 0.85%, respectively, and total annual fund operating expenses for Class A and C shares would be 0.94% and 1.54%, respectively. This arrangement may be modified or terminated by the distributor at any time.]

                                                                            ----

THE FUND

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                                                           1 YEAR          3 YEARS         5 YEARS         10 YEARS
Class A                                                          [$576]          [$790]         [$1,022]        [$1,686]
------------------------------------------------------------------------------------------------------------------------
Class B:  did not sell your shares                               [$172]          [$533]         [$ 918]         [$1,825]
          sold all your shares at the end of the period          [$672]          [$833]         [$1,118]        [$1,825]
------------------------------------------------------------------------------------------------------------------------
Class C:  did not sell your shares                               [$172]          [$533]         [$ 918]         [$1,998]
          sold all your shares at the end of the period          [$272]          [$533]         [$ 918]         [$1,998]

----
 8

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

             -------------------------------------------------------------------
              INVESTMENT MINIMUMS

                   Initial Investment..........................................  $1,000
                   Subsequent Investments......................................  $   50
                   Automatic Investment Plan*..................................  $   50
                   Retirement Plan*............................................  $   25

              * The initial investment minimum of $1,000 is waived on these plans.

              The Fund reserves the right to change these investment
              minimums. The Fund also reserves the right to refuse a
              purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
             -------------------------------------------------------------------

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                       time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to the transfer agent, Columbia
                       Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class of the Fund at no additional cost.
                       There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic funds    You may purchase shares of the Fund by electronically
transfer               transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       You must have a current balance of at least $5,000 in the
                       fund the money is coming from. Exchanges will continue so
                       long as your fund balance is sufficient to complete the
                       transfers. You may terminate your program or change the
                       amount of the exchange (subject to the $100 minimum) by
                       calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.

                                                                            ----

YOUR ACCOUNT

SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges may be waived, as described below and in the Statement of Additional Information.

             -------------------------------------------------------------------

              CHOOSING A SHARE CLASS

              The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

              The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a
              separate prospectus provided to eligible institutional and other investors.
             -------------------------------------------------------------------

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES

                                                                                                      % OF OFFERING
                                                                AS A % OF                                 PRICE
                                                                THE PUBLIC           AS A %            RETAINED BY
                                                                 OFFERING           OF YOUR             FINANCIAL
AMOUNT PURCHASED                                                  PRICE            INVESTMENT            ADVISOR
Less than $50,000                                                  4.75               4.99                4.25
-------------------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                                      4.50               4.71                4.00
-------------------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                                     3.50               3.63                3.00
-------------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                                     2.50               2.56                2.00
-------------------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                                   2.00               2.04                1.75
-------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                 0.00               0.00                0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

----
 10

YOUR ACCOUNT

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                                COMMISSION %
Less than $3 million                                                1.00
----------------------------------------------------------------------------
$3 million to less than $5 million                                  0.80
----------------------------------------------------------------------------
$5 million to less than $25 million                                 0.50
----------------------------------------------------------------------------
$25 million or more                                                 0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

             -------------------------------------------------------------------

              UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

              Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your
              shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
              time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
              longest.
             -------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS You may pay a lower sales charge when purchasing Class A shares through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, reaches a sales charge discount level (according to the chart on the previous page), your current purchase will receive the lower sales charge; provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations. Upon request, a Statement of Intent may be backdated to reflect purchases within 90 days.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually

                                                                            ----

YOUR ACCOUNT

disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES

                                                                     % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                        SHARES ARE SOLD
Through first year                                                        5.00
------------------------------------------------------------------------------------
Through second year                                                       4.00
------------------------------------------------------------------------------------
Through third year                                                        3.00
------------------------------------------------------------------------------------
Through fourth year                                                       3.00
------------------------------------------------------------------------------------
Through fifth year                                                        2.00
------------------------------------------------------------------------------------
Through sixth year                                                        1.00
------------------------------------------------------------------------------------
Longer than six years                                                     0.00
------------------------------------------------------------------------------------

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to the lower CDSC and the applicable reduced holding period; provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders.

PURCHASES OF $250,000 TO LESS THAN $500,000:

CLASS B SALES CHARGES

                                                                     % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                        SHARES ARE SOLD
Through first year                                                        3.00
------------------------------------------------------------------------------------
Through second year                                                       2.00
------------------------------------------------------------------------------------
Through third year                                                        1.00
------------------------------------------------------------------------------------
Longer than three years                                                   0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

----
 12

YOUR ACCOUNT

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

CLASS B SALES CHARGES

                                                                     % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                        SHARES ARE SOLD
Through first year                                                        3.00
------------------------------------------------------------------------------------
Through second year                                                       2.00
------------------------------------------------------------------------------------
Through third year                                                        1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or to a financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor an up-front commission of 1.00% on sales of Class C shares.

CLASS C SALES CHARGES

                                                                     % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                        SHARES ARE SOLD
Through first year                                                        1.00
------------------------------------------------------------------------------------
Longer than one year                                                      0.00

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See

                                                                            ----

YOUR ACCOUNT

"Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund
                       distributed by Columbia Funds Distributor, Inc. at no
                       additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                       address below. In your letter of instruction, note the
                       Fund's name, share class, account number, and the dollar
                       value or number of shares you wish to sell. All account
                       owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the
                       Medallion Signature Guarantee Program for amounts over
                       $100,000 or for alternate payee or mailing instructions.
                       Additional documentation is required for sales by
                       corporations, agents, fiduciaries, surviving joint owners
                       and individual retirement account owners. For details, call
                       1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell shares of the Fund and request that the
                       proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the
                       appropriate section of the account application for this
                       feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                       available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                       Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.

----
 14

YOUR ACCOUNT

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
PURCHASES AND EXCHANGES SHOULD BE MADE FOR INVESTMENT PURPOSES ONLY Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. The Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in the Fund. However, as discussed below, the Fund cannot ensure that all such activity can be identified or terminated.

RIGHT TO REJECT OR RESTRICT ORDERS AND CLOSE ACCOUNTS The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when the Fund believes it is in its shareholders' best interest. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. The Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.

LIMITATIONS ON THE ABILITY TO IDENTIFY OR TO TERMINATE FREQUENT TRADING There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In particular, a substantial portion of purchase, redemption and exchange orders are received from omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on the Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by the Fund and its agents are not anticipated to identify all frequent trading.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The distributor has voluntarily agreed to waive the Class A share distribution fee and a portion of the Class C share distribution fee so that it does not exceed 0.60% annually. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedules applicable to Class B shares.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each Class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

                                                                            ----

YOUR ACCOUNT

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share Class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES Share certificates are not available for any Class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the day the shares are purchased. Shares stop earning dividends at the close of business on the day before redemption. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

----
 16

YOUR ACCOUNT

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

                                                                            ----

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

The Fund pays a [monthly] advisory fee, not including administration, pricing and bookkeeping and other fees paid to Columbia Management by the Fund, based on the average daily net assets of the fund, at the annual rate of [ ].

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
MARK E. NEWLIN, a senior vice president of Columbia Management, is the lead manager for the Fund and has co-managed the Fund since May, 2004. Mr. Newlin has been associated with Columbia Management since August, 2003. Prior to joining Columbia Management in August, 2003, Mr. Newlin was director of fixed income at Harris Investment Management from March, 1994 to March, 2003.

STEVEN P. LUETGER, a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since May, 2004. Mr. Luetger has been associated with Columbia Management or its predecessors since March, 1978.

THOMAS A. LAPOINTE, a vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since March, 2003. Mr. LaPointe has been associated with Columbia Management since February, 1999. Prior to joining Columbia Management, Mr. LaPointe was a convertible arbitrage analyst at the Canadian Imperial Bank of Commerce from April, 1998 to February, 1999, and a high yield analyst at AIG Global Investment Corp. from 1994 to 1998.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
On March 15, 2004, Columbia Management and Columbia Funds Distributor, Inc. ("CFD") the distributor of the Funds' shares (collectively, "Columbia"), entered into agreements in principle with the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") to resolve the proceedings brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds.

On February 9, 2005, Columbia entered into an Assurance of Discontinuance with the NYAG (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order" and together, the "Settlements"). The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle.

----
 18

MANAGING THE FUND

Under the terms of the SEC Order, Columbia has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review Columbia's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the settlement amounts will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with Columbia and the Funds' independent trustees and not unacceptable to the staff of the SEC. More specific information on the distribution plan will be communicated at a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia Funds, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

A copy of the SEC Order is available on the SEC's website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing filed on February 10, 2005.

                                                                            ----

OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and their associated risks are described above under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goals. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or any of its investment strategies.

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
The Fund may enter into a number of derivative strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
--------------------------------------------------------------------------------
When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms.

ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------
Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause the Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

MORTGAGE-BACKED SECURITIES
--------------------------------------------------------------------------------
Mortgage-backed securities are securities that represent ownership interests in large, diversified pools of mortgage loans. Sponsors pool together mortgages of similar rates and terms and offer them as a security to investors.

----
 20

OTHER INVESTMENT STRATEGIES AND RISKS

Most mortgage securities are pooled together and structured as pass-throughs. Monthly payments of principal and interest from the underlying mortgage loans backing the pool are collected by a servicer and "passed through" regularly to the investor. Pass-throughs can have a fixed or an adjustable rate. The majority of pass-through securities are issued by three agencies: Ginnie Mae, Fannie Mae and Freddie Mac. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on mortgage-backed securities and, therefore, cause the Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

Commercial mortgage-backed securities are secured by loans to commercial properties such as office buildings, multi-family apartment buildings, and shopping centers. These loans usually contain prepayment penalties that provide protection from refinancing in a declining interest rate environment.

Real estate mortgage investment conduits (REMICs) are multi-class securities that qualify for special tax treatment under the Internal Revenue Code. REMICs invest in certain mortgages that are secured principally by interests in real property such as single family homes.

ZERO COUPON BONDS
--------------------------------------------------------------------------------
Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount. The value of these securities may fluctuate more than the value of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund and distributed to its shareholders.

ILLIQUID INVESTMENTS
--------------------------------------------------------------------------------
The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold in public transactions because of Securities and Exchange Commission regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Board of Trustees, certain restricted securities may be deemed liquid and will not be counted toward this 15% limit.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------
There are no limits on turnover. Turnover may vary significantly from year to year. The advisor does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment, although, it may purchase securities in anticipation of relatively short-term price gains. The Fund will also sell securities without regard to turnover if it believes that developments within specific issuers, sectors or the market as a whole so warrant. Portfolio turnover typically results in transaction costs and produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's total return.

                                                                            ----

OTHER INVESTMENT STRATEGIES AND RISKS

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

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 22

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Information shown for Class A, B and C shares is that of the Class A, B and C shares of the predecessor fund. Information is shown for the nine-month period ended March 31, 2004 and the Fund's prior fiscal years which ran from July 1 to June 30, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which for the period ended March 31, 2004, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the periods ended June 30, 2003, 2002 and 2001 has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by calling 1-800-426-3750.

THE FUND

                                                  PERIOD ENDED                YEAR ENDED JUNE 30,               PERIOD ENDED
                                              MARCH 31, 2004(a)(b)         2003(c)          2002(c)          JUNE 30, 2001(c)(d)
                                                    Class A                Class A          Class A                Class A
                                                    -------                -------          -------                -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                  9.18                 8.73             8.84                  8.46
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(e)                               0.30                 0.45             0.53(f)               0.56
  Net realized and unrealized gain (loss)
  on investments and futures contracts                   0.11                 0.48            (0.08)(f)              0.36
--------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                         0.41                 0.93             0.45                  0.92
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                            (0.32)               (0.48)           (0.56)                (0.54)
  Return of capital                                        --                   --               --(g)                 --
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to
Shareholders                                            (0.32)               (0.48)           (0.56)                (0.54)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                        9.27                 9.18             8.73                  8.84
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(h)                                      4.59(i)(j)          11.03(i)          5.10(i)              11.19(j)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
DATA (%):
  Operating expenses(k)                                  0.99(l)              1.05             1.04                  0.96(l)
  Interest expense                                         --                   --(m)            --                    --
  Expenses(k)                                            0.99(l)              1.05             1.04                  0.96(l)
  Net investment income(k)                               4.31(l)              5.13             5.94(f)               6.90(l)
  Waiver/reimbursement                                   0.10(l)              0.10             0.10                    --
Portfolio turnover rate (%)                                96(j)               114              179(n)                254(n)
Net assets, end of period (000's) ($)                 146,709               92,993           32,493                12,279

 (a) On October 13, 2003, the Liberty Intermediate Bond Fund was renamed Columbia Intermediate Bond Fund (the predecessor fund).
 (b) The Fund changed its fiscal year end from June 30 to March 31.
 (c) Per share data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Intermediate Bond Portfolio, prior to the portfolio liquidation.
 (d) Class A shares were initially offered on July 31, 2000. Per share data and total return reflect activity from that date.
 (e) Per share data was calculated using average shares outstanding during the period.
 (f) Effective July 1, 2001, the SR&F Intermediate Bond Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.10% to 5.94%. Per share data and ratios for period prior to June 30, 2002 have not been restated to reflect this change in presentation.
 (g) Rounds to less than $0.01 per share.
 (h) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
 (i) Had the distributor not waived a portion of expenses, total return would have been reduced.
 (j) Not annualized.
 (k) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
 (l) Annualized.
 (m) Rounds to less than 0.01%.
 (n) Portfolio turnover disclosed is for the SR&F Intermediate Bond Portfolio.

                                                                            ----

FINANCIAL HIGHLIGHTS

THE FUND

                                                           PERIOD ENDED                YEAR ENDED               PERIOD ENDED
                                                       MARCH 31, 2004(a)(b)         JUNE 30, 2003(c)         JUNE 30, 2002(c)(d)
                                                             Class B                    Class B                    Class B
                                                             -------                    -------                    -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                           9.18                       8.73                      8.89
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(e)                                        0.25                       0.39                      0.18(f)
  Net realized and unrealized gain (loss) on
  investments and futures contracts                               0.11                       0.47                     (0.13)(f)
--------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                  0.36                       0.86                      0.05
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                                     (0.27)                     (0.41)                    (0.21)
  Return of capital                                                 --                         --                        --(g)
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders                     (0.27)                     (0.41)                    (0.21)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                 9.27                       9.18                      8.73
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(h)                                               4.00(i)                   10.21                      0.51(i)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Operating expenses(j)                                           1.74(k)                    1.80                      1.83(k)
  Interest expense                                                  --                         --(l)                     --
  Expenses(j)                                                     1.74(k)                    1.80                      1.83(k)
  Net investment income(j)                                        3.58(k)                    4.38                      5.04(f)(k)
Portfolio turnover rate (%)                                         96(i)                     114                       179(m)
Net assets, end of period (000's) ($)                          104,704                    103,880                    28,758

 (a) On October 13, 2003, the Liberty Intermediate Bond Fund was renamed Columbia Intermediate Bond Fund.

 (b) The Fund changed its fiscal year end from June 30 to March 31.

 (c) Per share data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Intermediate Bond Portfolio, prior to the portfolio liquidation.

 (d) Class B shares were initially offered on February 1, 2002. Per share data and total return reflect activity from that date.

 (e) Per share data was calculated using average shares outstanding during the period.

 (f) Effective July 1, 2001, the SR&F Intermediate Bond Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 5.19% to 5.04%.

 (g) Rounds to less than $0.01 per share.

 (h) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (i) Not annualized.

 (j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (k) Annualized.

 (l) Rounds to less than 0.01%.

 (m) Portfolio turnover disclosed is for the SR&F Intermediate Bond Portfolio.

----
 24

FINANCIAL HIGHLIGHTS

THE FUND

                                                        PERIOD ENDED                YEAR ENDED               PERIOD ENDED
                                                    MARCH 31, 2004(a)(b)         JUNE 30, 2003(c)         JUNE 30, 2002(c)(d)
                                                          Class C                    Class C                    Class C
                                                          -------                    -------                    -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                      9.18                       8.73                      8.89
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(e)                                   0.26                       0.40                      0.19(f)
  Net realized and unrealized gain (loss) on
  investments and futures contracts                          0.11                       0.48                     (0.14)(f)
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                             0.37                       0.88                      0.05
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                                (0.28)                     (0.43)                    (0.21)
  Return of capital                                            --                         --                        --(g)
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders                (0.28)                     (0.43)                    (0.21)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                            9.27                       9.18                      8.73
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(h)(i)                                       4.12(j)                   10.37                      0.58(j)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE
NET ASSETS/SUPPLEMENTAL DATA (%):
  Operating expenses(k)                                      1.59(l)                    1.65                      1.68(l)
  Interest expense                                             --                         --(m)                     --
  Expenses(k)                                                1.59(l)                    1.65                      1.68(l)
  Net investment income(k)                                   3.72(l)                    4.50                      5.19(f)(l)
  Waiver/reimbursement                                       0.15(l)                    0.15                      0.15(l)
Portfolio turnover rate (%)                                    96(j)                     114                       179(n)
Net assets, end of period (000's) ($)                      59,009                     51,676                    11,651

 (a) On October 13, 2003, the Liberty Intermediate Bond Fund was renamed Columbia Intermediate Bond Fund.

 (b) The Fund changed its fiscal year end from June 30 to March 31.

 (c) Per shares data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Intermediate Bond Portfolio, prior to the portfolio liquidation.

 (d) Class C shares were initially offered on February 1, 2002. Per share data and total return reflect activity from that date.

 (e) Per share data was calculated using average shares outstanding during the period.

 (f) Effective July 1, 2001, the SR&F Intermediate Bond Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 5.34% to 5.19%.

 (g) Rounds to less than $0.01 per share.

 (h) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (i) Had the distributor not reimbursed a portion of expenses, total return would have been reduced.

 (j) Not annualized.

 (k) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (l) Annualized.

 (m) Rounds to less than 0.01%.

 (n) Portfolio turnover disclosed is for the SR&F Intermediate Bond Portfolio.

                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Funds Trust VIII (formerly named Liberty-Stein Roe Funds Income Trust):
811-4552

- Columbia Intermediate Bond Fund (formerly named Liberty Intermediate Bond
  Fund)

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(ColumbiaFunds Logo)
         A Member of Columbia Management Group

         (C)2004 Columbia Funds Distributor, Inc.
         One Financial Center, Boston, MA 02111-2621
         800.426.3750  www.columbiafunds.com                    713-01/252S-0604

COLUMBIA INTERMEDIATE BOND FUND        Prospectus,          , 2005

CLASS Z SHARES

Advised by Columbia Management Advisors, Inc.


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TABLE OF CONTENTS

THE FUND                                                2
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Investment Goals.....................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   3
Performance History..................................   4
Your Expenses........................................   6
YOUR ACCOUNT                                            7
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How to Buy Shares....................................   7
Eligible Investors...................................   8
Sales Charges........................................   9
How to Exchange Shares...............................   9
How to Sell Shares...................................  10
Fund Policy on Trading of Fund Shares................  11
Other Information About Your Account.................  12

MANAGING THE FUND                                      14
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Investment Advisor...................................  14
Portfolio Managers...................................  14

OTHER INVESTMENT
STRATEGIES AND RISKS                                   16
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FINANCIAL HIGHLIGHTS                                   19
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Only eligible investors may purchase Class Z shares. See "Your
Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

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  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOALS
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The Fund seeks its total return by pursuing current income and opportunities for capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
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Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds, including:

- debt securities issued by the U.S. government, including U.S. treasury securities and agency securities (agency securities include certain mortgage-backed securities, which represent interests in pools of mortgages),

- debt securities of corporations, and

- mortgage-backed securities and asset-backed securities issued by private (non-governmental) entities.

The Fund will invest at least 60% of its net assets in high-quality debt securities that are at the time of purchase:

- rated at least A by Standard & Poor's,

- rated at least A by Moody's Investors Service, Inc.,

- given a comparable rating by another nationally recognized rating agency, or

- unrated securities that the investment advisor believes to be of comparable quality.

The Fund may invest up to 20% of its net assets in lower-rated debt securities. These securities are sometimes referred to as "junk bonds" and are at the time of purchase:

- rated below BBB by Standard & Poor's,

- rated below Baa by Moody's Investors Service, Inc.,

- given a comparable rating by another nationally recognized rating agency, or

- unrated securities that the investment advisor believes to be of comparable quality.

Normally, the Fund expects to maintain a dollar-weighted average effective maturity of three to ten years.

The Fund seeks to achieve capital appreciation through purchasing bonds that increase in market value.

The advisor has wide flexibility to vary the allocation among different types of debt securities based on its judgment of which types of securities will outperform the others. In determining whether to buy or sell securities, the advisor evaluates relative values of the various types of securities in which the Fund can invest (e.g., the relative value of corporate debt securities versus mortgage-backed securities under prevailing market conditions), relative values of various rating categories (e.g., relative values of higher-rated securities versus lower-rated securities under prevailing market conditions), and individual issuer characteristics. The advisor may be required to sell portfolio investments to fund redemptions.

As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks." For example, to a limited extent, the Fund may seek capital appreciation by using derivative securities such as futures and options.

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 2

THE FUND

PRINCIPAL INVESTMENT RISKS
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The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued or supported by private entities, including corporate bonds, mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security or the entity responsible for payment of a special revenue obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer or the entity responsible for payment of a special revenue obligation may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income. The Fund's investments in securities issued by U.S. government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, are not funded by Congressional appropriations and are neither guaranteed nor insured by the U.S. government. Furthermore, no assurances can be given that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

Reinvestment Risk is the risk that income from the Fund's debt securities will decline if and when the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Fund's portfolio.

Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-

                                                                            ----

THE FUND

quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
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The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The returns shown are the returns of the Class Z shares of Columbia Intermediate Bond Fund, the predecessor to the Fund (the "predecessor fund"). On July 29, 2002, the predecessor fund's Class S shares were redesignated as Class Z shares. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

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              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

              The Fund's returns are compared to the Lehman Brothers
              Aggregate Bond Index (Lehman Aggregate Index), a market value-weighted index that tracks fixed-rate, publicly placed, dollar-dominated, and non-convertible investment grade debt issues. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally
              managed.
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 4

THE FUND

CALENDAR YEAR TOTAL RETURNS (CLASS Z)

                                  (BAR CHART)

                       16.84%      4.52%      9.30%      6.42%      1.27%     10.77%      9.18%      5.78%      9.50%
                        1995       1996       1997       1998       1999       2000       2001       2002       2003       2004


            The Fund's year-to-date total return through  For period shown in bar chart:
                , 2005 was    %                           Best quarter: 2nd quarter 1995, +5.24%
                                                          Worst quarter: 1st quarter 1994,    %

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                                              INCEPTION
                                                                DATE            1 YEAR          5 YEARS         10 YEARS
Class Z (%)                                                    12/5/78
  Return Before Taxes                                                            [  ]            [  ]             [  ]
  Return After Taxes on Distributions                                            [  ]            [  ]             [  ]
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                                         [  ]            [  ]             [  ]
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Lehman Aggregate Index (%)                                       N/A             [  ]            [  ]             [  ]

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THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

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              UNDERSTANDING EXPENSES

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions
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SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         0.00
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Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               0.00
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Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             (2)

 (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (2) There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

Management fee(1) (%)                                                [0.50]
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Distribution and service (12b-1) fees (%)                            [0.00]
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Other expenses(1) (%)                                                [0.19]
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Total annual fund operating expenses (%)                             [0.69]

 (1) The Fund pays a management fee of 0.35% and an administration fee of 0.15%. The expenses provided are estimates based on the corresponding share class for the predecessor fund's last fiscal year.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
  [$70]    [$221]    [$384]     [$859]

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 6

YOUR ACCOUNT

HOW TO BUY SHARES
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When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with Columbia Funds Services, Inc. or your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                       time. Your financial advisor may charge you fees for
                       executing the purchase for you.
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By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund and mailed to Columbia Funds
                       Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
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By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund and mailed to
                       Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
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By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class or Class A of the Fund at no
                       additional cost. There may be an additional charge if
                       exchanging from a money market fund. To exchange by
                       telephone, call 1-800-422-3737. Please see 'How to Exchange
                       Shares' for more information.
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By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
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By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in 'good form.' You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
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Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
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Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       You must have a current balance of at least $5,000 in the
                       fund the money is coming from. Exchanges will continue so
                       long as your fund balance is sufficient to complete the
                       transfers. You may terminate your program or change the
                       amount of the exchange (subject to the $100 minimum) by
                       calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
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By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.

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YOUR ACCOUNT

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of a Fund, directly or by exchange. Class Z shares of a Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.

IMPORTANT THINGS TO CONSIDER WHEN DECIDING ON A CLASS OF SHARES:

Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a Fund with different pricing options. This allows you and your financial adviser to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial adviser offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.

Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by an intermediary. Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.

Eligible Investors and their applicable investment minimums are as follows:

NO MINIMUM INITIAL INVESTMENT

- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

- Any group retirement plan, including defined benefit and defined contribution plans such as: 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent;

- Any investor purchasing through a Columbia Management Group state tuition plan organized under Section 529 of the Internal Revenue Code; or

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

$1,000 MINIMUM INITIAL INVESTMENT

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (i) who holds

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 8

YOUR ACCOUNT

Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of a fund merged with a fund distributed by Columbia Funds Distributor, Inc.;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Funds Distributor, Inc.;

- Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;

- Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $1,000 minimum investment requirement); or

- Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

The Fund reserves the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $50 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

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              CHOOSING A SHARE CLASS

              The Fund offers one Class of shares in this prospectus -- CLASS Z.

              The Fund also offers three additional classes of
              shares -- Class A, B and C shares are available through a
              separate prospectus. Each share Class has its own sales
              charge and expense structure. Determining which share Class is best for you depends on the dollar amount you are
              investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which Class of shares makes the most sense for you. In general, anyone who is eligible to
              purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other
              classes.
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HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to

                                                                            ----

YOUR ACCOUNT

adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification number available when calling.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

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 10

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time.
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By exchange            Your financial advisor may charge you fees for executing a redemption for you. You or your financial advisor may sell shares of the Fund by exchanging from the Fund into Class Z shares or Class A shares of another fund distributed by
                       Columbia Funds Distributor, Inc. at no additional cost. To exchange by telephone, call 1-800-422-3737.
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By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts. For details, call 1-800-799-7526.
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By mail                You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a
                       member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature
                       Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries,
                       surviving joint owners and individual retirement account
                       owners. For details, call 1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
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By wire                You may sell shares of the Fund and request that the
                       proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the
                       appropriate section of the account application for this
                       feature.
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By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or semi-
                       annual basis and have the proceeds sent to you if your
                       account balance is at least $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
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By electronic funds    You may sell shares of the Fund and request that the
transfer               proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
PURCHASES AND EXCHANGES SHOULD BE MADE FOR INVESTMENT PURPOSES ONLY Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. The Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in the Fund. However, as discussed below, the Fund cannot ensure that all such activity can be identified or terminated.

RIGHT TO REJECT OR RESTRICT ORDERS AND CLOSE ACCOUNTS The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when the Fund believes it is in its shareholders' best interest. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. The Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.

LIMITATIONS ON THE ABILITY TO IDENTIFY OR TO TERMINATE FREQUENT TRADING There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In particular, a substantial portion of purchase, redemption and exchange orders are received from omnibus accounts. Omnibus accounts, in which shares are held in the name of an

                                                                            ----

YOUR ACCOUNT

intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on the Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by the Fund and its agents are not anticipated to identify all frequent trading.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

----
 12

YOUR ACCOUNT

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the day the shares are purchased. Shares stop earning dividends at the close of business on the day before redemption. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

                                                                            ----

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

The Fund pays a [monthly] advisory fee, not including administration, pricing and bookkeeping and other fees paid to Columbia Management by the Fund, based on
the average daily net assets of the fund, at the annual rate of [     ].

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
MARK E. NEWLIN, a senior vice president of Columbia Management, is the lead manager for the Fund and has co-managed the Fund since May, 2004. Mr. Newlin has been associated with Columbia Management since August, 2003. Prior to joining Columbia Management in August, 2003, Mr. Newlin was director of fixed income at Harris Investment Management from March, 1994 to March, 2003.

STEVEN P. LUETGER, a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since May, 2004. Mr. Luetger has been associated with Columbia Management or its predecessors since March, 1978.

THOMAS A. LAPOINTE, a vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since March, 2003. Mr. LaPointe has been associated with Columbia Management since February, 1999. Prior to joining Columbia Management, Mr. LaPointe was a convertible arbitrage analyst at the Canadian Imperial Bank of Commerce from April, 1998 to February, 1999, and a high yield analyst at AIG Global Investment Corp. from 1994 to 1998.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
On March 15, 2004, Columbia Management and Columbia Funds Distributor, Inc. ("CFD") the distributor of the Funds' shares (collectively, "Columbia"), entered into agreements in principle with the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") to resolve the proceedings brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds.

On February 9, 2005, Columbia entered into an Assurance of Discontinuance with the NYAG (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order" and together, the "Settlements"). The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle.

----
 14

MANAGING THE FUND

Under the terms of the SEC Order, Columbia has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review Columbia's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the settlement amounts will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with Columbia and the Funds' independent trustees and not unacceptable to the staff of the SEC. More specific information on the distribution plan will be communicated at a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia Funds, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

A copy of the SEC Order is available on the SEC's website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing filed on February 10, 2005.

                                                                            ----

OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and their associated risks are described above under "The FundPrincipal Investment Strategies" and "The
Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goals. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or any of its investment strategies.

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
The Fund may enter into a number of derivative strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
--------------------------------------------------------------------------------
When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms.

ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------
Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause the Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

MORTGAGE-BACKED SECURITIES
--------------------------------------------------------------------------------
Mortgage-backed securities are securities that represent ownership interests in large, diversified pools of mortgage loans. Sponsors pool together mortgages of similar rates and terms and offer them as a security to investors.

----
 16

OTHER INVESTMENT STRATEGIES AND RISKS

Most mortgage securities are pooled together and structured as pass-throughs. Monthly payments of principal and interest from the underlying mortgage loans backing the pool are collected by a servicer and "passed through" regularly to the investor. Pass-throughs can have a fixed or an adjustable rate. The majority of pass-through securities are issued by three agencies: Ginnie Mae, Fannie Mae and Freddie Mac. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on mortgage-backed securities and, therefore, cause the Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

Commercial mortgage-backed securities are secured by loans to commercial properties such as office buildings, multi-family apartment buildings, and shopping centers. These loans usually contain prepayment penalties that provide protection from refinancing in a declining interest rate environment.

Real estate mortgage investment conduits (REMICs) are multi-class securities that qualify for special tax treatment under the Internal Revenue Code. REMICs invest in certain mortgages that are secured principally by interests in real property such as single family homes.

ZERO COUPON BONDS
--------------------------------------------------------------------------------
Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount. The value of these securities may fluctuate more than the value of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund and distributed to its shareholders.

ILLIQUID INVESTMENTS
--------------------------------------------------------------------------------
The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold in public transactions because of Securities and Exchange Commission regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Board of Trustees, certain restricted securities may be deemed liquid and will not be counted toward this 15% limit.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------
There are no limits on turnover. Turnover may vary significantly from year to year. The advisor does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment, although it may purchase securities in anticipation of relatively short-term price gains. The Fund will also sell securities without regard to turnover if it believes that developments within specific issuers, sectors or the market as a whole so warrant. Portfolio turnover typically results in transaction costs and produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's total return.

                                                                            ----

OTHER INVESTMENT STRATEGIES AND RISKS

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

----
 18

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information shown for Class Z shares is that of the Class Z shares of the predecessor fund. Information is shown for the nine-month period ended March 31, 2004 and the Fund's prior fiscal years which ran from July 1 to June 30, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which for the period ended March 31, 2004, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the years ended June 30, 2003, 2002, 2001, 2000 and 1999 has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by calling 1-800-426-3750.

THE FUND

                                             PERIOD ENDED
                                              MARCH 31,                               YEAR ENDED JUNE 30,
                                              2004(a)(b)       2003(c)(d)      2002(c)       2001(c)       2000(c)       1999(c)
                                               Class Z          Class Z        Class Z       Class Z       Class Z       Class Z
                                               -------          -------        -------       -------       -------       -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                            9.18             8.73          8.84          8.41          8.63          8.97
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(e)                         0.31             0.49          0.55(f)       0.62          0.60          0.56
  Net realized and unrealized gain (loss)
  on investments and futures contracts             0.12             0.46         (0.08)(f)      0.43         (0.22)        (0.33)
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                   0.43             0.95          0.47          1.05          0.38          0.23
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                      (0.34)           (0.50)        (0.58)        (0.62)        (0.60)        (0.57)
  Return of capital                                  --               --            --(g)         --            --            --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to
Shareholders                                      (0.34)           (0.50)        (0.58)        (0.62)        (0.60)        (0.57)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                  9.27             9.18          8.73          8.84          8.41          8.63
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(h)                                4.78(i)         11.30          5.36         12.86          4.62          2.60
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
DATA (%):
  Operating expenses(j)                            0.74(k)          0.80          0.79          0.72          0.72          0.72
  Interest expense                                   --               --(l)         --            --            --            --
  Expenses(j)                                      0.74(k)          0.80          0.79          0.72          0.72          0.72
  Net investment income(j)                         4.58(k)          5.51          6.22(f)       7.14          7.16          6.31
Portfolio turnover rate (%)                          96(i)           114           179(m)        254(m)        356(m)        253(m)
Net assets, end of period (000's) ($)           793,477          717,923       729,580       514,068       406,216       431,123

 (a) On October 13, 2003, the Liberty Intermediate Bond Fund was renamed Columbia Intermediate Bond Fund (the predecessor fund).
 (b) The Fund changed its fiscal year end from June 30 to March 31.
 (c) Per share data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Intermediate Bond Portfolio, prior to the portfolio liquidation.
 (d) Effective July 29, 2002, the Stein Roe Intermediate Bond Fund's Class S shares were redesignated Liberty Intermediate Bond Fund Class Z shares.
 (e) Per share data was calculated using average shares outstanding during the period.
 (f) Effective July 1, 2001, the SR&F Intermediate Bond Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to decrease net investment income per share by $0.02, decrease net realized and unrealized loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 6.38% to 6.22%. Per share data and ratios for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.
 (g) Rounds to less than $0.01 per share.
 (h) Total return at net asset value assuming all distributions reinvested.
 (i) Not annualized.
 (j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
 (k) Annualized.
 (l) Rounds to less than 0.01%.
 (m) Portfolio turnover disclosed is for the SR&F Intermediate Bond Portfolio.

                                                                            ----

NOTES

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 20

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Funds Trust VIII (formerly named Liberty-Stein Roe Funds Income Trust):
811-4552

- Columbia Intermediate Bond Fund (formerly named Liberty Intermediate Bond
  Fund)

--------------------------------------------------------------------------------

(ColumbiaFunds Logo)
         A Member of Columbia Management Group

         (C)2004 Columbia Funds Distributor, Inc.
         One Financial Center, Boston, MA 02111-2621
         800.426.3750  www.columbiafunds.com                    713-01/253S-0604

                              COLUMBIA INCOME FUND
                         COLUMBIA INTERMEDIATE BOND FUND
                     SERIES OF COLUMBIA FUNDS SERIES TRUST I
                       STATEMENT OF ADDITIONAL INFORMATION
                               _____________, 2005

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of the Columbia Income Fund and Columbia Intermediate Bond Fund (each, a Fund and, collectively, the Funds). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the relevant Fund dated ______________, 2005. This SAI should be read together with the relevant Fund's Prospectus and the most recent Annual Report dated March 31, 2005 of Columbia Income Fund or Columbia Intermediate Bond Fund, each a series of Columbia Funds Trust VIII, the predecessors to the Funds (each, a Predecessor Fund and, collectively, the Predecessor Funds). Investors may obtain a free copy of the relevant Prospectus and Annual Report from Columbia Management Distributor, Inc. (CMD), One Financial Center, Boston, MA 02111-2621, or by calling 1-800-426-3750. The financial statements and Report of Independent Registered Public Accounting Firm appearing in each Predecessor Fund's March 31, 2005 Annual Report are incorporated into this SAI by reference.

Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by CMD generally and additional information about certain securities and investment techniques described in the Funds' Prospectuses.

TABLE OF CONTENTS

PART 1                                                                   PAGE
Definitions                                                                b
Organization and History                                                   b
Investment Goals and Policies                                              b
Fundamental Investment Policies                                            c
Other Investment Policies                                                  c
Fund Charges and Expenses                                                  d
Custodian of the Funds                                                     p
Independent Registered Public Accounting Firm of the Funds                 q

PART 2                                                                   PAGE
Miscellaneous Investment Practices                                        [ ]
Taxes                                                                     [ ]
Management of the Funds                                                   [ ]
Determination of Net Asset Value                                          [ ]
How to Buy Shares                                                         [ ]
Special Purchase Programs/Investor Services                               [ ]
Programs for Reducing or Eliminating Sale Charges                         [ ]
How to Sell Shares                                                        [ ]
Distributions                                                             [ ]
How to Exchange Shares                                                    [ ]
Suspension of Redemptions                                                 [ ]
Shareholder Liability                                                     [ ]
Shareholder Meetings                                                      [ ]
Appendix I                                                                [ ]
Appendix II                                                               [ ]

SUP-39/88221-0705

                                     Part 1
                              COLUMBIA INCOME FUND
                         COLUMBIA INTERMEDIATE BOND FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                              ______________, 2005

DEFINITIONS

"Trust"                                     Columbia Funds Series Trust I
"Intermediate Bond Fund" or "Fund"          Columbia Intermediate Bond Fund
"Income Fund" or "Fund"                     Columbia Income Fund
"Advisor" or "Administrator"                Columbia Management Advisors, Inc., the Funds' investment advisor and administrator
"CMD"                                       Columbia Management Distributor, Inc, the Funds' distributor
"CMS"                                       Columbia Management Services, Inc., the Funds' shareholder services and transfer agent

                            ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1987. Each Fund is an open-end diversified management investment company representing the entire interest in a separate series of the Trust. The Funds commenced investment operations as series of the Trust on ____, 2006. Prior to ____, 2006 (the "Fund Reorganization Date"), the Funds were organized as series of Columbia Funds Trust VIII, a Massachusetts business trust (each a "Predecessor Fund" and together the "Predecessor Funds"). The Predecessor Fund to the Income Fund commenced investment operations on March 5, 1986. The Predecessor Fund to the Intermediate Bond Fund commenced investment operations on December 5, 1978. The information provided for the Funds in this SAI for periods prior to the Fund Reorganization Date relates to the Predecessor Funds. The Trust changed its name from "Liberty-Stein Roe Funds Municipal Trust" to "Columbia Funds Trust IX" effective October 13, 2003. Effective ____________, 2005, the name of the Trust was changed from "Columbia Funds Trust IX" to its current name.

INVESTMENT GOALS AND POLICIES

The Prospectuses describe the Funds' investment goals, investment strategies and risks. Part 1 of this SAI includes additional information concerning, among other things, the investment policies of the Funds. Part 2 contains additional information about the following securities and investment techniques that may be utilized by each Fund (unless otherwise noted):

      Derivatives
      Senior Loans
      Structured Notes
      Interest Rate Swaps, Caps and Floors
      Medium- and Lower-Rated Debt Securities
      Mortgage-Backed Securities
      Mortgage Dollar Rolls
      Floating Rate Instruments
      Inverse Floaters
      Short Sales
      Interfund Borrowing and Lending
      Forward Commitments ("When Issued" and "Delayed Delivery" Securities) Reverse Repurchase Agreements
      Securities Loans
      Repurchase Agreements
      Line of Credit
      Futures Contracts and Related Options (Limited to interest rate futures, tax-exempt bond index futures, options on such futures and options on such indices)
      Swap Agreements (Swaps, Caps, Collars and Floors)
      Options on Securities Foreign Securities
      Stand-by Commitments
      Zero Coupon Securities (Zeros)
      Pay-In-Kind (PIK) Securities

                                       b

      Other Investment Companies
      Rule 144A Securities

Except as indicated below under "Fundamental Investment Policies," the Funds' investment policies are not fundamental and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940, as amended (the "1940 Act"), provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or
(2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

As fundamental investment policies, each Fund may not:

1. Underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered investment companies;

2. Purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein;

3. Purchase or sell commodities, except that the Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts;

4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief;

5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief;

6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief;

7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) the Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

OTHER INVESTMENT POLICIES

As non-fundamental investment policies, which may be changed without a shareholder vote, each Fund may not:

      (A) invest for the purpose of exercising control or management;

      (B) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of its total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other

                                       c
than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;(1)

      (C) purchase portfolio securities from, or sell portfolio securities to, any of the officers and directors or trustees of the Trust or of its investment adviser;

      (D) purchase shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

      (E) invest more than 5% of its net assets (valued at time of investment) in warrants, nor more than 2% of its net assets in warrants which are not listed on the New York or American Stock Exchange;

      (F) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

      (G) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

      (H) invest in limited partnerships in real estate unless they are readily marketable;

      (I) sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or
(ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;

      (J) invest more than 15% of its total assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933;

      (K) invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days;

      (L) purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures.

Total assets and net assets are determined at current value for purposes of compliancde with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the 1940 Act's diversification requirement, an issuer is the entity whose revenues support the security.

FUND CHARGES AND EXPENSES

Effective February 9, 2005, under the Funds' respective management contracts, each Fund pays the Advisor a monthly fee based on the average daily net assets of the Fund at the annual rate of:

Columbia Income Fund

Average Daily Net Assets                                       Rate
Net assets under $500 million                                  0.420%
Net assets of $500 million but less than $1 billion            0.375%

------------
(1) The Funds have been informed that the staff of the Securities and Exchange Commission takes the position that the issuers of certain CMOs and certain other collateralized assets are investment companies and that subsidiaries of foreign banks may be investment companies for purposes of Section 12(d)(1) of the 1940 Act, which limits the ability of one investment company to invest in another investment company. Accordingly, the Funds intend to operate within the applicable limitations under Section 12(d)(1)(A) of the 1940 Act.

                                       d

Net assets of $1 billion but less than $1.5 billion            0.370%
Net assets of $1.5 billion but less than $3 billion            0.340%
Net assets of $3 billion but less than $6 billion              0.330%
Net assets in excess of $6 billion                             0.320%

Columbia Intermediate Bond Fund

Average Daily Net Assets                                       Rate
Net assets under $500 million                                  0.350%
Net assets of $500 million but less than $1 billion            0.350%
Net assets of $1 billion but less than $1.5 billion            0.300%
Net assets of $1.5 billion but less than $3 billion            0.290%
Net assets of $3 billion but less than $6 billion              0.280%
Net assets in excess of $6 billion                             0.270%

Previously, the Advisor had, with respect to the period from November 1, 2004 to February 9, 2005, waived a portion of its fees, so that it retained fees at the rates shown above.

Prior to November 1, 2004, under a management agreement effective November 1, 2003, the Income Fund paid the Advisor a monthly fee at the annual rate of 0.500% on the first $100 million of the average daily net assets of the Income Fund, 0.475% on the next $900 million and 0.450% of any excess over $1 billion. Prior to November 1, 2003, under the Income Fund's management agreement, the Income Fund paid the Advisor a monthly fee based on the average daily net assets of the Income Fund at the annual rate of 0.500% on the first $100 million and 0.475% over $100 million. Prior to July 12, 2002, the management fee was paid by the SR&F Income Portfolio at the same rate.

Prior to November 1, 2004, under a management agreement effective November 1, 2003, the Intermediate Bond Fund paid the Advisor a monthly fee at the annual rate of 0.35% on the first $1billion of the average daily net assets of the Intermediate Bond Fund and 0.30% of any excess over $1 billion. Prior to November 1, 2003, under the Intermediate Fund's management agreement, the Intermediate Bond Fund paid the Advisor a monthly fee based on the average daily net assets of the Intermediate Bond Fund at the annual rate of 0.35%. Prior to September 13, 2002, the management fee was paid by the SR&F Intermediate Bond Portfolio at the same rate.

Effective November 1, 2003, under the Income Fund's administration agreement, the Income Fund pays the Administrator a monthly fee at the annual rate of 0.150% on the first $100 million of the average daily net assets of the Income Fund, 0.125% of the next $900 million and 0.100% of any excess over $1 billion. Prior to November 1, 2003, under the Income Fund's administration agreement, the Income Fund paid the Administrator a monthly fee based on the average daily net assets of the Income Fund at the annual rate of 0.150% on the first $100 million and 0.125% over $100 million.

Under the Intermediate Bond Fund's administration agreement, the Intermediate Bond Fund pays the Administrator a monthly fee at the annual rate of 0.15% of the average daily net assets of the Intermediate Bond Fund.

The Advisor is responsible for providing pricing and bookkeeping services to each Fund pursuant to an amended and restated accounting and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Corporation (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its amended and restated accounting and bookkeeping agreement with the Trust, the Advisor receives from each Fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:

-     An annual flat fee of $10,000, paid monthly; and

- In any month that a Fund has average net assets of more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee that is calculated by taking into account fees payable to State Street under the Outsourcing Agreement.

Each Fund reimburses the Advisor for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.

                                        e

Effective November 1, 2003, each Fund pays a shareholder's servicing and transfer agency fee to CMS as follows:

An annual open account fee of $34 per open account plus a Fund's allocated share of reimbursement for the out-of-pocket expenses of CMS.

Prior to November 1, 2003, each Fund paid a shareholders' servicing and transfer agency fee to CMS as follows:

- An account fee for each open account of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

- An account fee for each closed account of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

- A transaction fee of $1.40 per transaction occurring in Fund accounts during any month; plus

- A monthly fee at the rate of 0.06% per annum of the average daily closing value of the total net assets of the Fund for such month; plus

The Fund's allocated share of CMS' out-of-pocket expenses, including fees payable to DST Systems, Inc. (DST) under a remote services agreement with DST.

RECENT FEES PAID TO THE ADVISOR, ADMINISTRATOR, CMD AND CMS (dollars in thousands)

                                                 YEAR ENDED     PERIOD ENDED
                                                  MARCH 31,       MARCH 31,     YEAR ENDED JUNE 30,
INTERMEDIATE BOND FUND                              2005           2004(a)       2003        2002
                                                 ----------     ------------    -------     ------
Management Fees                                  $    3,780     $      2,626    $ 2,516     $2,289
Administrative Fees                                   1,641            1,127      1,331        982
Bookkeeping Fee                                         311              201        332        234
Shareholder service and transfer agency fees          1,293            1,308      1,997      1,228
12b-1 fees:
   Service fee (Class A)                                390              217        162         40
   Service fee (Class B)                                240              194        187         11
   Service fee (Class C)                                126              103         82          4
   Distribution fee (Class A)                           156               87         65         16
   Distribution fee (Class B)                           723              583        562         32
   Distribution fee (Class C)                           380              308        246         11
Fees and expenses waived by CMD:
   (Class A)                                           (156)             (87)       (65)       (16)
   (Class C)                                            (77)             (62)       (50)        (2)

(a)   The Fund changed its fiscal year end from June 30 to March 31 in 2004.

                                                 YEAR ENDED     PERIOD ENDED
                                                  MARCH 31,     MARCH 31,(a)    YEAR ENDED JUNE 30,
INCOME FUND                                         2005            2004         2003         2002
                                                 ----------     ------------    -------     -------
Management Fee                                   $    2,610     $      1,874    $ 2,264     $ 1,451
Administrative Fees                                     751              507        631         383
Bookkeeping Fee                                         183              120        186         104
Shareholder service and transfer agency fees:           375                                     353
   (Class A)                                            (b)              146        280           0
   (Class B)                                            (b)               50        123           0
   (Class C)                                            (b)               11         16           0
   (Class Z)                                            (b)              410        510           0
12b-1 fees:
   Service fee (Class A)                                234              165        214          18
   Service fee (Class B)                                 67               56         79           0
   Service fee (Class C)                                 25               13         11           0
   Distribution fee (Class B)                           202              168        234           0

                                       f

   Distribution fee (Class C)                            75               38         33           0
Fees and expenses waived  by Advisor                      0              (86)         0           0
Transfer agent fees reimbursed by Advisor:                0
   (Class A)                                             (b)              (8)       (39)          0
   (Class B)                                             (b)              (3)       (35)          0
   (Class C)                                             (b)              (1)        (4)          0
Fees waived by CMD:
   (Class C)                                            (15)              (8)        (6)          0

(a)   The Fund changed its fiscal year end from June 30 to March 31 in 2004.

(b) The shareholder service and transfer agency fees became a fund-level expense in 2004.

BROKERAGE COMMISSIONS

The following table shows commissions paid on transactions of the Intermediate Bond Fund and/or of the SR&F Intermediate Bond Portfolio during the year ended March 31, 2005 and the past three fiscal periods:

INTERMEDIATE BOND FUND

                                                 YEAR ENDED     PERIOD ENDED
                                                  MARCH 31,      MARCH 31,      YEAR ENDED JUNE 30,
                                                   2005           2004(a)        2003        2002
                                                 ----------     ------------    -------     -------
Total commissions                                $   16,513     $     32,633    $59,771     $     0
Directed transactions (b)                                 0                2          0           0
Commissions on directed transactions                      0                0          0           0

(a)   The Fund changed its fiscal year end from June 30 to March 31 in 2004.

(b) See "Management of the Funds - Portfolio Transactions - Brokerage and research services" in Part 2 of this SAI.

The Income Fund (SR&F/Income Portfolio) did not pay brokerage commissions during the fiscal year ended March 31, 2005, the period ended March 31, 2004, or the fiscal years ended June 30, 2003 and 2002.

                                       g

The Trust is required to identify any securities of its "regular brokers or dealers" that the Income Fund has acquired during its most recent fiscal year. At March 31, 2005, the Income Fund held no securities of its regular brokers or dealers.

The Trust is required to identify any securities of its "regular brokers or dealers" that the Intermediate Bond Fund has acquired during its most recent fiscal year. At March 31, 2005, the Intermediate Bond Fund held securities of its regular brokers or dealers as set forth below:

BROKER/DEALER                               VALUE (IN THOUSANDS)
-------------                               --------------------
Citicorp                                          $ 14,880
Merrill Lynch & Co., Inc.                           11,148
Morgan Stanley Dean Witter                          10,222
Bear Stearns Co., Inc.                               9,873
CS First Boston                                      9,802

TRUSTEES AND TRUSTEES' FEES

Fund Complex consists of the following funds:

The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia Funds Trust VII, the series of Liberty Variable Investment Trust and 8 closed-end management investment company portfolios (the "Liberty Funds").

The series of Columbia Funds Trust VIII, the series of Columbia Funds Trust IX, the series of Columbia Funds Trust XI and the series of SteinRoe Variable Investment Trust (the "Stein Roe Funds").

Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (the "All-Star Funds").

Columbia Management Multi-Strategy Hedge Fund,LLC.

Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust. (the "Columbia Funds").

The series of The Galaxy Fund (the "Galaxy Funds").

The series of Columbia Acorn Trust and the series of Wanger Advisors Trust (the "Acorn Funds" and "WAT Funds," respectively).

The Advisor or its affiliates pay the compensation of all the officers of the funds in the Fund Complex advised by the Advisor, including Trustees who are affiliated with the Advisor. For the fiscal year ended March 31, 2005 and the calendar year ended December 31, 2004, the Trustees received the following compensation for serving as Trustees:

                                       h

                                                   AGGREGATE COMPENSATION    AGGREGATE COMPENSATION    TOTAL COMPENSATION FROM THE
                          PENSION OR RETIREMENT           FROM THE                  FROM THE                  FUND COMPLEX
                           BENEFITS ACCRUED AS          INCOME FUND          INTERMEDIATE BOND FUND    PAID TO THE TRUSTEES FOR THE
                              PART OF FUND           FOR THE YEAR ENDED        FOR THE YEAR ENDED          CALENDAR YEAR ENDED
    Trustee(a)                 EXPENSES(b)             MARCH 31, 2005            MARCH 31, 2005            DECEMBER 31, 2004(a)
----------------------    ---------------------    ----------------------    ----------------------    ----------------------------
Douglas A. Hacker                  N/A                    $1,403                      $2,291                    $135,000
Janet Langford Kelly               N/A                     1,576                       2,609                     148,500
Richard W. Lowry                   N/A                     1,279                       2,096                     150,700
William E. Mayer                   N/A                     1,473                       2,411                     166,700
Charles R. Nelson                  N/A                     1,469                       2,418                     141,500
John J. Neuhauser                  N/A                     1,348                       2,208                     158,284
Patrick J. Simpson (c)             N/A                     1,324                       2,166                     129,000
Thomas E. Stitzel                  N/A                     1,522                       2,487                     149,000
Thomas C. Theobald(d)              N/A                     1,818                       3,013                     172,500
Anne-Lee Verville (e)              N/A                     1,607                       2,632                     157,000
Richard L. Woolworth               N/A                     1,304                       2,110                     131,000

(a) As of December 31, 2004, the Fund Complex consisted of 127 open-end and 11 closed-end management investment company portfolios. Effective October 8, 2003, Patrick J. Simpson and Richard L. Woolworth, then directors/trustees of the Columbia Funds, were appointed to the board of trustees of the Liberty Funds and Stein Roe Funds. Also effective October 8, 2003, the trustees of the Liberty Funds and the Stein Roe Funds were elected as directors/trustees of the Columbia Funds. A single combined board of trustees/directors now oversees all of the Liberty Funds, Stein Roe Funds and Columbia Funds. The All-Star Funds, Columbia Management Multi-Strategy Hedge Fund, LLC, the Galaxy Funds, the Acorn Funds and the WAT Funds each have separate boards of trustees/directors.

(b) The Funds do not currently provide pension or retirement plan benefits to the Trustees.

(c) During the fiscal year ended March 31, 2005, Mr. Simpson deferred $1,324 and $2,166 of his compensation from the Income Fund and Intermediate Bond Fund, respectively. During the calendar year ended December 31, 2004, Mr. Simpson deferred $129,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Simpson's account under that plan was $ 143,646 .

(d) During the fiscal year ended March 31, 2005, Mr. Theobald deferred $1,052 and $1,789 of his compensation from the Income Fund and Intermediate Bond Fund, respectively. During the calendar year ended December 31, 2004, Mr. Theobald deferred $90,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Theobald's account under that plan was $157,328.

(e) During the fiscal year ended March 31, 2004, Ms. Verville deferred $468 and $797 of her compensation from the Income Fund and Intermediate Bond Fund, respectively. During the calendar year ended December 31, 2004, Ms. Verville deferred $55,000 of her total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Ms. Verville's account under that plan was $653,275.

ROLE OF THE BOARD OF TRUSTEES

The Trustees of the Funds are responsible for the overall management and supervision of the Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with service providers for the Funds and review the Funds' performance. The Trustees have created several committees to perform specific functions for the Funds. Mr. Theobald was elected Chairman of the Board of Trustees of the Liberty Funds, Stein Roe Funds and Columbia Funds effective December, 2003.

AUDIT COMMITTEE

Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board of Trustees of the Funds. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent registered public accounting firm, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Funds and certain service providers. For the fiscal year ended March 31, 2005, the Audit Committee convened eleven times.

GOVERNANCE COMMITTEE

Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Funds. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Funds. For the fiscal year ended March 31, 2005, the Governance Committee convened six times.

ADVISORY FEES & EXPENSES COMMITTEE

Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Funds. The Advisory Fees and Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. For the fiscal year ended March 31, 2005, the Advisory Fees & Expenses Committee convened eight times.

COMPLIANCE COMMITTEE

Ms. Kelly and Ms. Verville and Messrs. Nelson, Simpson and Stitzel are members of the Compliance Committee of the Board of Trustees of the Funds. Mr. Stitzel became a member of the Compliance Committee on May 8, 2005. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Trust. The Committee uses legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Trust's investment adviser, principal underwriter and transfer agent. For the fiscal year ended March 31, 2005, the Compliance Committee convened six times.

Investment Oversight Committees

Beginning in 2004, each Trustee of the Funds also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Fund Complex and gives particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Fund Complex which they review:

      IOC #1: Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing funds in the following asset categories: Large Growth Diversified, Large Growth Concentrated, Small Growth, Outside Managed (i.e., sub-advised) and Municipal.

      IOC #2: Mr. Hacker and Ms. Verville are responsible for reviewing funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed Income - Multi Sector, Fixed Income - Core and Young Investor.

      IOC#3: Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Large Value, Mid Cap Value, Small Value, Asset Allocation, High Yield and Money Market.

                                       j

      IOC#4: Messrs. Nelson, Simpson and Woolworth are responsible for reviewing funds in the following asset categories:
                  Large/Multi-Cap Blend, Mid Cap Growth, Small Growth, Asset Allocation, Specialty Equity and Taxable Fixed Income.

Share Ownership

The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004 (i) in each Fund and (ii) in the funds in the Fund Complex.

                                                              DOLLAR RANGE OF EQUITY
                               DOLLAR RANGE OF EQUITY        SECURITIES OWNED IN THE        AGGREGATE DOLLAR RANGE OF EQUITY
                           SECURITIES OWNED IN THE INCOME          INTERMEDIATE           SECURITIES OWNED IN ALL FUNDS OVERSEEN
NAME OF TRUSTEE                         FUND                        BOND FUND                  BY TRUSTEE IN FUND COMPLEX
---------------            ------------------------------    -------------------          --------------------------------------
Douglas A. Hacker                        $0                             $0                           Over $100,000
Janet Langford Kelly                     $0                             $0                           Over $100,000
Richard W. Lowry                         $0                             $0                           Over $100,000
Charles R. Nelson                 $50,001-$100,000                Over $100,000                      Over $100,000
John J. Neuhauser                        $0                             $0                           Over $100,000
Patrick J. Simpson                       $0                             $0                           Over $100,000
Thomas E. Stitzel                        $0                             $0                           Over $100,000
Thomas C. Theobald                       $0                             $0                           Over $100,000
Anne-Lee Verville                        $0                             $0                           Over $100,000
Richard L. Woolworth                     $0                             $0                           Over $100,000

INTERESTED TRUSTEE

William E. Mayer                         $0                             $0                      $  50,001-$100,000

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that each Fund's portfolio managers managed as of each Fund's fiscal year-end.

                                 OTHER SEC-REGISTERED OPEN-            OTHER POOLED INVESTMENT
   PORTFOLIO MANAGER              END AND CLOSED-END FUNDS                     VEHICLES                        OTHER ACCOUNTS
------------------------       -------------------------------     -------------------------------      ---------------------------
                               Number of                           Number of                            Number of
                                accounts            Assets          accounts             Assets          accounts        Assets
                                --------            ------          --------             ------          --------        ------
    Kevin L Cronk
     Income Fund                   10           $6.1 billion           8*            $1.3 billion*           3        $357 million

  Thomas A. LaPointe
     Income Fund                   10           $6.1 billion           8             $1.3 billion            4        $357 million
Intermediate Bond Fund             10           $5.585 billion         8             $1.3 billion            4        $357 million

    Carl W. Pappo
     Income Fund                    1           $1.2 billion           2             $1.2 billion           68        $2.1 billion
Intermediate Bond Fund              1           $650 million           2             $1.2 billion           68        $2.1 billion

                                       k

   Ann T. Peterson
Intermediate Bond Fund             3             $1.2 billion          0                  N/A                 2        $14,000

  Marie M. Schofield
     Income Fund                   5             $4.7 billion          1              $44 million            13        $161 million
Intermediate Bond Fund             5             $4.2 billion          1              $44 million            13        $161 million

* Included among these accounts are five accounts, totaling $934 million in assets, that include an advisory fee based on performance.

See "Management -- Portfolio Transactions -- Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how the Advisor addresses potential conflicts of interest resulting from an individual's management of more than one account.

OWNERSHIP OF SECURITIES

The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by each portfolio managers listed above at the end of each Fund's most recent fiscal year:

                                DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND(S)
PORTFOLIO MANAGER                              BENEFICIALLY OWNED
-----------------               ------------------------------------------------
  Kevin L. Cronk                                      $0
Thomas A. LaPointe                                    $0
  Carl W. Pappo                                       $0
 Ann T. Peterson                                      $0
Marie M. Schofield                                    $0

COMPENSATION

As of each Fund's most recent fiscal year end, the portfolio managers received all of their compensation from the Advisor and its parent company, Columbia Management Group, in the form of salary, bonus, stock options and restricted stock. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Advisor generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmarks and peer groups noted below, emphasizing the manager's three- and five-year performance. The Advisor may also consider the portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall investment performance.

PORTFOLIO MANAGER                      PERFORMANCE BENCHMARK(S)                                PEER GROUP(S)
-----------------                      ------------------------                                -------------
  Kevin L. Cronk            Lehman Brothers Intermediate Government/Credit     Lipper Corporate Debt Funds BBB Rated Category
Thomas A. LaPointe                   Lehman Brothers Intermediate              Lipper Corporate Debt Funds BBB Rated Category
                                   Government/Credit (Income Fund)                             (Income Fund)
                                    Lehman Brothers Aggregate Bond               Lipper Intermediate Investment Grade Debt
                                       (Intermediate Bond Fund)                                Funds Category

                                       l

                                                                                         (Intermediate Bond Fund)
  Carl W. Pappo                      Lehman Brothers Intermediate              Lipper Corporate Debt Funds BBB Rated Category
                                   Government/Credit (Income Fund)                             (Income Fund)
                                    Lehman Brothers Aggregate Bond               Lipper Intermediate Investment Grade Debt
                                       (Intermediate Bond Fund)                                Funds Category
                                                                                          (Intermediate Bond Fund)
 Ann T. Peterson                    Lehman Brothers Aggregate Bond               Lipper Intermediate Investment Grade Debt
                                                                                               Funds Category
                                                                                          (Intermediate Bond Fund)
Marie M. Schofield                   Lehman Brothers Intermediate              Lipper Corporate Debt Funds BBB Rated Category
                                   Government/Credit (Income Fund)                             (Income Fund)
                                    Lehman Brothers Aggregate Bond               Lipper Intermediate Investment Grade Debt
                                       (Intermediate Bond Fund)                                Funds Category
                                                                                         (Intermediate Bond Fund)

The size of the overall bonus pool each year is determined by Columbia Management Group and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Advisor's profitability for the year, which is influenced by assets under management.

OWNERSHIP OF THE FUND

As of record on ____________, 2005, the officers and Trustees of the Trust as a group owned less than 1% of the then outstanding shares of the Intermediate Bond Fund.

As of record on __________, 2005, the following shareholders owned 5% or more of the following classes of the Intermediate Bond Fund's outstanding shares:

CLASS A SHARES:

Charles Schwab & Co., Inc.                                       [31.31%]
101 Montgomery Street
San Francisco, CA 94104-4122

Transamerica Life Insurance & Annuity Company                    [15.41%]
P.O. Box 30368
Los Angeles, CA 90030-0368

CLASS B SHARES:

Citigroup Global Markets, Inc.                                   [10.68%]
333 West 34th Street
New York, NY 10001-2402

CLASS C SHARES:

Merrill Lynch Pierce Fenner & Smith                              [12.98%]
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL  32246-6484

Citigroup Global Markets, Inc.                                   [10.92%]
333 West 34th Street
New York, NY  10001-2402

CLASS Z SHARES:

Bank of America, NA                                              [23.43%]
411 North Akard Street
Dallas, TX 75201-3307

Charles Schwab & Co., Inc.                                       [15.81%]
101 Montgomery Street

                                       m

San Francisco, CA 94104-4122

Citigroup Global Markets, Inc.                                   [10.68%]
333 West 34th Street, 7th Floor
New York, NY  10001-2402

Columbia Thermostat Fund                                         [6.05%]
227 West Monroe Street, Ste. 3000
Chicago, IL  60606-5018

As of record on ____________, 2005, the officers and Trustees of the Trust as a group owned less than 1% of the then outstanding shares of the Income Fund.

As of record on ____________, 2005, the following shareholders owned 5% or more of the following classes of the Income Fund's outstanding shares:

CLASS B SHARES:

Merrill Lynch Pierce Fenner & Smith                              [5.16%]
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL  32246-6484

CLASS C SHARES:

Merrill Lynch Pierce Fenner & Smith                              [6.39%]
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL  32246-6484

CLASS Z SHARES:

Daily Valuation                                                  [52.17%]
The Northern Trust Company
Mutual Liberty
P.O. Box 92994
Chicago, IL 60675-2994

Bank of America, NA                                              [8.63%]
411 North Akard Street
Dallas, TX  75201-3307

Charles Schwab & Co., Inc.                                       [8.35%]
101 Montgomery Street
San Francisco, CA  94104-4122

SALES CHARGES (dollars in thousands)                                         INTERMEDIATE BOND FUND
                                                                             ----------------------
                                                                                 Class A Shares
                                                                             ----------------------
                                                            YEAR ENDED     PERIOD ENDED
                                                            MARCH 31,        MARCH 31,         YEAR ENDED JUNE 30,
                                                               2005          2004(a)          2003              2002
                                                               ----          -------          ----              ----
Aggregate initial sales charges on Fund share sales            $316            $281           $745              $405
Initial sales charges retained by CMD                            39              61             16                30
Aggregate contingent deferred sales charges
   on Fund redemptions retained by CMD                            5              (b)             3                 0


                                                                                 Class B Shares
                                                                                 --------------
                                                            YEAR ENDED       PERIOD ENDED
                                                            MARCH 31,          MARCH 31,           YEAR ENDED JUNE 30,
                                                               2005            2004(a)             2003         2002
                                                               ----            -------             ----         ----
Aggregate CDSC on Fund redemptions retained by CMD             $362              $272              $227          $7

                                       n


                                                                              Class C Shares
                                                                              --------------
                                                            YEAR ENDED       PERIOD ENDED
                                                            MARCH 31,          MARCH 31,           YEAR ENDED JUNE 30,
                                                               2005            2004(a)             2003         2002
                                                               ----            -------             ----         ----
Aggregate CDSC on Fund redemptions retained by CMD             $11               $18                $19          (b)

(a)   The Fund changed its fiscal year end from June 30 to March 31 in 2004.

(b)   Rounds to less than one.


                                                                                INCOME FUND
                                                                               --------------
                                                                               Class A Shares
                                                                               --------------
                                                            YEAR ENDED       PERIOD ENDED
                                                            MARCH 31,          MARCH 31,           YEAR ENDED JUNE 30,
                                                               2005            2004(a)             2003         2002
                                                               ----            -------             ----         ----
Aggregate initial sales charges on Fund share sales            $126             $130                $48          $0
Initial sales charges retained by CMD                            16               16                  4           0
Aggregate contingent deferred sales charges
  (CDSC) on Fund redemptions retained by CMD                     (b)               1                 29           0


                                                                               Class B Shares
                                                                               --------------
                                                            YEAR ENDED       PERIOD ENDED
                                                            MARCH 31,          MARCH 31,           YEAR ENDED JUNE 30,
                                                               2005            2004(a)             2003         2002
                                                               ----            -------             ----         ----
Aggregate CDSC on Fund redemptions retained by CMD             $78               $63                $96          N/A


                                                                               Class C Shares
                                                                               --------------
                                                            YEAR ENDED       PERIOD ENDED
                                                            MARCH 31,          MARCH 31,           YEAR ENDED JUNE 30,
                                                               2005            2004(a)             2003         2002
                                                               ----            -------             ----         ----
Aggregate CDSC on Fund redemptions retained by CMD              $6               $2                $(b)          N/A

(a)   The Fund changed its fiscal year end from June 30 to March 31 in 2004.

(b)   Rounds to less than one.

12b-1 PLAN AND CDSC

Each Fund offers four classes of shares - Class A, Class B, Class C and Class Z. The Funds may in the future offer other classes of shares. The Trustees have approved a 12b-1 plan (Plan) pursuant to Rule 12b-1 under the 1940 Act for each Fund's Class A, B and C shares. Under the Plan, each Fund pays CMD monthly a service fee at an annual rate of 0.25% of the average daily net assets attributed to Class A, B and C shares. The Intermediate Bond Fund also pays CMD monthly a distribution fee at an annual rate of 0.10% of the Fund's average daily net assets attributed to Class A shares and 0.75% of the Fund's average daily net assets attributed to its Class B and C shares. At this time, CMD has voluntarily agreed to waive the Class A share distribution fee and a portion of the Class C share distribution fee so that it does not exceed 0.60% annually. This arrangement may be modified or terminated by CMD at any time. The Income Fund also pays CMD monthly a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributed to its Class B and Class C shares. At this time, CMD has voluntarily agreed to waive the Class C share distribution fee so that it does not exceed 0.60% annually. This arrangement may be modified or terminated by CMD at any time. CMD may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms
(FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of CMD's expenses, CMD may realize a profit from the fees. The Plan authorizes any other payments by the Funds to CMD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirectly financing of distribution of a Fund's shares.

                                       o

The Trustees believe the Plan could be a significant factor in the growth and retention of each Fund's assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Funds and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees of the Trust who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectuses for the Funds.

No CDSC will be imposed on shares derived from reinvestment of distributions on amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions, and finally of other shares held by the shareholder for the longest time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such shares and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are either not subject to the distribution fee or subject to a lesser distribution fee. See a Prospectus for a description of the different programs.

SALES-RELATED EXPENSES (dollars in thousands) of CMD relating to the Funds were:

                                                                                                  INTERMEDIATE BOND FUND
                                                                                                YEAR ENDED MARCH 31, 2005
                                                                                                -------------------------
                                                                                      Class A            Class B            Class C
                                                                                      -------            -------            -------
Fees to FSFs                                                                           $472               $429                $392
Cost of sales material relating to the Fund                                             166                 12                  18
  (including printing and mailing expenses)
Allocated travel, entertainment and other promotional expenses (including               100                  7                  11
advertising)

                                                                                                  INCOME FUND
                                                                                           YEAR ENDED MARCH 31, 2005
                                                                                           -------------------------
                                                                                Class A           Class B               Class C
                                                                                -------           -------               -------
Fees to FSFs                                                                     $329              $148                   $91
Cost of sales material relating to the Fund                                        41                 5                     8
  (including printing and mailing expenses)
Allocated travel, entertainment and other promotional expenses (including          24                 3                     5
advertising)

CUSTODIAN OF THE FUNDS

State Street Bank and Trust Company, located at 2 Avenue De Lafayette, Boston, MA 02111-2900, is the custodian for the Funds. The custodian is responsible for safeguarding each Fund's cash and securities, receiving and delivering securities and collecting each Fund's interest and dividends.

                                       p

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE FUNDS

PricewaterhouseCoopers LLP, located at 125 High Street, Boston, Massachusetts 02110-1707, are the Funds' independent registered public accounting firm, providing audit and tax return review services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the report of PricewaterhouseCoopers LLP for the fiscal year ended March 31, 2005 and for the period ended March 31, 2004. The information for the periods ended June 30, 2003, 2002, 2001 and 2000, has been derived from the Fund's financial statements which have been audited by another independent registered public accounting firm whose report expressed an unqualified opinion on those financial statements and highlights.

                                       q

                      STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include the series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Columbia Funds Trust VIII, Columbia Funds Series Trust I (formerly named Columbia Funds Trust IX) and Columbia Funds Trust XI (each a Trust and together, the Trusts, also known as Fund Complex). In certain cases, the discussion applies to some, but not all, of the Funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING

In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.

SHORT SALES

A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

LOWER-RATED DEBT SECURITIES

Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the Fund's achievement of its investment goal; and

4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

COMMON STOCK, PREFERRED STOCK AND WARRANTS

Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the company's capital stock at a set price for a specified period of time.

FOREIGN SECURITIES

The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a sub-custodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

The Fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

EXCHANGE-TRADED FUNDS ("ETFS"). The Fund may invest in ETFs up to the maximum amount allowable under the 1940 Act. ETFs are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international.

ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.

The Fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders of the Fund may also indirectly bear similar expenses of an ETF.

ZERO COUPON SECURITIES (ZEROS)

The Fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)

The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSIT are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by a business to finance short-term needs (including promissory notes with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement in which the Fund would be allowed to invest directly.

CERTIFICATES OF DEPOSIT are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. TIME DEPOSITS are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central

Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund.

BANK OBLIGATIONS include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part 1 of this SAI. For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a Fund's assets that may be invested in STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component is usually volatile in response to changes in interest rates.

In U.S. TREASURY ROLLS, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

COMMERCIAL PAPER is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

STRIPPED OBLIGATIONS

To the extent consistent with their investment objective, Funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the Funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Funds' Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

MUNICIPAL SECURITIES

Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this SAI and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, each

Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

PRIVATE ACTIVITY BONDS

The Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

MUNICIPAL LEASE OBLIGATIONS

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

SECURITIES LOANS

The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

INTERFUND BORROWING AND LENDING

The Fund may lend money to and borrow money from other affiliated registered open-end investment companies. The Fund may borrow through the program when the Advisor believes borrowing is appropriate and the costs are equal to or lower than the costs of bank loans. When borrowing money, the Fund is subject to the risk that the securities the Fund acquires with the borrowed money or would otherwise have sold will decline in value. When lending money, the Fund is subject to the risk that the borrower will be unwilling or unable to make timely payments of interest or principal.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)

The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Fund from the transaction.

REITS

The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy.

ASSET-BACKED SECURITIES

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively lengthen the expected maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

CUSTODY RECEIPTS AND TRUST CERTIFICATES. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly "disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

LINE OF CREDIT

The Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goal and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian..

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities;

three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

MUNICIPAL BOND INDEX FUTURES CONTRACTS. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

OPTIONS ON FUTURES CONTRACTS. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The Funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

OPTIONS ON FOREIGN STOCK INDICES. The Funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

SWAP AGREEMENTS (SWAPS, CAPS, COLLARS AND FLOORS)

The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

EQUITY SWAPS

The Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

RISK FACTORS IN EQUITY SWAP TRANSACTIONS. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the portfolio managers do not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. See "Taxes" for information on tax risks associated with equity swaps.

FOREIGN CURRENCY TRANSACTIONS

The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

PARTICIPATION INTERESTS

The Fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

VARIABLE AND FLOATING RATE OBLIGATIONS

Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

If a variable or floating rate instrument is not rated, the Fund's Advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

CURRENCY SWAPS. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

GUARANTEED INVESTMENT CONTRACTS

Pursuant to guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.

The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.

BANK INVESTMENT CONTRACTS

Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the Funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

LOAN PARTICIPATIONS

Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

STRUCTURED INVESTMENTS

Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.

Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.

YANKEE OBLIGATIONS

Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

AMERICAN, EUROPEAN, CONTINENTAL AND GLOBAL DEPOSITARY RECEIPTS

American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

TEMPORARY CASH BALANCES

The Funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.

TAXES

In this section, all discussions of taxation at the shareholder and fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

FEDERAL TAXES. Although it may be one of several series in a single trust, the Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (Code). The Fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets.

To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer, other than U.S. government securities or other regulated investment companies; or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (c) distribute with respect to each year at least 90% of its taxable net investment income, its tax-exempt interest income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation , provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do not apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of
(c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. As a regulated investment company that is accorded special tax treatment, the Fund will not be subject to any federal income taxes on its net investment income and net realized capital gains that it distributes to shareholders on the form of dividends and in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" accorded special tax treatment in any taxable year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions (including any distributions of net tax-exempt income and net long-term capital gains) would generally be taxable as ordinary income to the shareholders, except to the extent they were treated as "qualified dividend income," as described below. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the federal corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends may be, however, includable in adjusted current earnings for purposes of computing corporate federal AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces tax basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.

FUND DISTRIBUTIONS. Distributions from the Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) will generally be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning on or before December 31, 2008.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price of the shareholder paid). Distributions are taxable whether received in cash or in Fund shares.

QUALIFIED DIVIDEND INCOME. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. With respect to a Fund investing in bonds, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

In general, distributions of investment income properly designated by the Fund as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt Fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder (but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes). The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

Income from certain "private activity bonds" issued after August 7, 1986, is treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time Fund shares are held by the shareholder.

A tax-exempt Fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the Fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users, as further defined in the Code. Income derived from the Fund's investments other than tax-exempt instruments may give rise to taxable income. The Fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of Fund shares to the extent of tax-exempt dividends paid during that period. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Under Treasury regulations, if on a disposition of Fund shares a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder will likely have to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. You are advised to consult with your tax advisor.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to backup withholding for taxpayers who fail to furnish a correct taxpayer identification number, who have under-reported dividend or interest income, or who fail to certify to the Fund that the shareholder is a United States person and is not subject to the withholding. This number and certification may be provided by either a Form W-9 or the accompanying application. In certain instances, CMS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This may produce a difference between the Fund's book income and its taxable income possibly accelerating distributions or converting distributions of book income and gains to returns of capital for book purposes.

If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal income tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund." A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

NON-U.S. SHAREHOLDERS. In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the recent legislation, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S.

person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Recent legislation modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the legislation, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning on September 1, 2005) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES (THIS SECTION IS APPLICABLE ONLY TO THE COLUMBIA TAX-MANAGED GROWTH FUND)

FEDERAL GIFT TAXES. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.

Under the Columbia Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceed $11,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.

Under the Columbia Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.

No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), including taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount, which is $1,000,000 for gifts made after December 31, 2001, and before January 1, 2010.

Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's Federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.

The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $22,000.

The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

GENERATION-SKIPPING TRANSFER TAXES

If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Columbia Advantage Plan and does not exceed the available annual exclusion amount. An exemption (the "GST exemption"), equal to $1.5 million in 2005, is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate (47% for gifts made in 2005) on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.

INCOME TAXES

The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Columbia Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.

Under the Columbia Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.

If the donor selects the Columbia Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 35%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 15%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.

When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

CONSULTATION WITH QUALIFIED ADVISOR

Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.

MANAGEMENT OF THE FUNDS The Advisor provides administrative and management services to the Funds. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. (NPMI), merged into Columbia Management Advisors, Inc. Each of the four merging companies was a registered investment advisor and advised various Funds in the Fund Complex. The Advisor, located at 100 Federal Street, Boston, Massachusetts 02110, is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. The Advisor has been an investment advisor since 1969.

In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. (NFMI), a subsidiary of NPMI and a registered investment advisor that advised several Funds in the Fund Complex, merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the Advisor to the Funds previously advised by NFMI.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 49)        Trustee       1996       Executive Vice President -         101        Nash Finch Company (food
P.O. Box 66100                                             Strategy of United Airlines                         distributor)
Chicago, IL 60666                                          (airline) since December,
                                                           2002 (formerly President of
                                                           UAL Loyalty Services
                                                           (airline) from September,
                                                           2001 to December, 2002;
                                                           Executive Vice President
                                                           and Chief Financial Officer
                                                           of United Airlines from
                                                           July, 1999 to September,
                                                           2001; Senior Vice
                                                           President-Finance from
                                                           March, 1993 to July, 1999).

Janet Langford Kelly (Age 47)     Trustee       1996       Partner, Zelle, Hofmann,           101                    None
9534 W. Gull Lake Drive                                    Voelbel, Mason & Gette LLP
Richland, MI 49083-8530                                    (law firm) since March,
                                                           2005; Adjunct Professor of
                                                           Law, Northwestern
                                                           University, since
                                                           September, 2004 (formerly
                                                           Chief Administrative
                                                           Officer and Senior Vice
                                                           President, Kmart Holding
                                                           Corporation (consumer
                                                           goods), from September,
                                                           2003 to March, 2004;
                                                           Executive Vice
                                                           President-Corporate
                                                           Development and
                                                           Administration, General
                                                           Counsel and Secretary,
                                                           Kellogg Company (food
                                                           manufacturer), from
                                                           September, 1999 to August,
                                                           2003; Senior Vice
                                                           President, Secretary and
                                                           General Counsel, Sara Lee
                                                           Corporation (branded,
                                                           packaged, consumer-products
                                                           manufacturer) from January,
                                                           1995 to September, 1999).

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Richard W. Lowry (Age 69)         Trustee       1995       Private Investor since            103(3)                  None
10701 Charleston Drive                                     August, 1987 (formerly
Vero Beach, FL 32963                                       Chairman and Chief
                                                           Executive Officer, U.S.
                                                           Plywood Corporation
                                                           (building products
                                                           manufacturer)).

Charles R. Nelson (Age 62)        Trustee       1981       Professor of Economics,           101                     None
Department of Economics                                    University of Washington,
University of Washington                                   since January, 1976; Ford
Seattle, WA 98195                                          and Louisa Van Voorhis
                                                           Professor of Political
                                                           Economy, University of
                                                           Washington, since
                                                           September, 1993 (formerly
                                                           Director, Institute for
                                                           Economic Research,
                                                           University of Washington
                                                           from September, 2001 to
                                                           June, 2003); Adjunct
                                                           Professor of Statistics,
                                                           University of Washington,
                                                           since September, 1980;
                                                           Associate Editor, Journal
                                                           of Money Credit and
                                                           Banking, since September,
                                                           1993; consultant on
                                                           econometric and statistical
                                                           matters.

John J. Neuhauser (Age 62)        Trustee       1985       Academic Vice President and       103(3)        Saucony, Inc. (athletic
84 College Road                                            Dean of Faculties since                                footwear)
Chestnut Hill, MA 02467-3838                               August, 1999, Boston
                                                           College (formerly Dean,
                                                           Boston College School of
                                                           Management from September,
                                                           1977 to August, 1999).

Patrick J. Simpson (Age 61)       Trustee       2000       Partner, Perkins Coie             101                     None
1120 N.W. Couch Street                                     L.L.P. (law firm).
Tenth Floor
Portland, OR 97209-4128

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas E. Stitzel (Age 69)        Trustee       1998       Business Consultant since          101                    None
2208 Tawny Woods Place                                     1999 (formerly Professor of
Boise, ID 83706                                            Finance from 1975 to 1999,
                                                           College of Business, Boise
                                                           State University);
                                                           Chartered Financial
                                                           Analyst.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 68)       Trustee       1996       Partner and Senior Advisor,        101            Anixter International
8 Sound Shore Drive,                and                    Chicago Growth Partners                             (network support
Suite 285                        Chairman                  (private equity investing)                       equipment distributor);
Greenwich, CT 06830               of the                   since September, 2004                              Ventas, Inc. (real
                                   Board                   (formerly Managing                                  estate investment
                                                           Director, William Blair                            trust); Jones Lang
                                                           Capital Partners (private                         LaSalle (real estate
                                                           equity investing) from                          management services) and
                                                           September, 1994 to                                Ambac Financial Group
                                                           September, 2004).                                  (financial guaranty
                                                                                                                  insurance)

Anne-Lee Verville (Age 59)        Trustee       1998       Retired since 1997                 101          Chairman of the Board of
359 Stickney Hill Road                                     (formerly General Manager,                      Directors, Enesco Group,
Hopkinton, NH 03229                                        Global Education Industry,                      Inc. (designer, importer
                                                           IBM Corporation (computer                          and distributor of
                                                           and technology) from 1994                             giftware and
                                                           to 1997).                                             collectibles)

Richard L. Woolworth (Age 64)     Trustee       1991       Retired since December 2003        101            Northwest Natural Gas
100 S.W. Market Street                                     (formerly Chairman and                          Co. (natural gas service
#1500                                                      Chief Executive Officer,                                provider)
Portland, OR 97207                                         The Regence Group (regional
                                                           health insurer); Chairman
                                                           and Chief Executive
                                                           Officer, BlueCross
                                                           BlueShield of Oregon;
                                                           Certified Public
                                                           Accountant, Arthur Young &
                                                           Company)

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
INTERESTED TRUSTEE
William E. Mayer(2) (Age 65)      Trustee       1994       Partner, Park Avenue Equity       103(3)         Lee Enterprises (print
399 Park Avenue                                            Partners (private equity)                        media), WR Hambrecht +
Suite 3204                                                 since February, 1999                             Co. (financial service
New York, NY 10022                                         (formerly Partner,                                 provider); Reader's
                                                           Development Capital LLC                           Digest (publishing);
                                                           from November, 1996 to                             OPENFIELD Solutions
                                                           February, 1999).                                    (retail industry
                                                                                                             technology provider)

(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

                                              Year First
                                              Elected or
                                  Position     Appointed                            Principal Occupation(s)
     Name, Address and Age       with Funds    to Office                             During Past Five Years
------------------------------   ----------   ----------   -------------------------------------------------------------------------
OFFICERS
Christopher L. Wilson (Age 48)    President      2004      Head of Mutual Funds since August, 2004 and Senior Vice President of the
One Financial Center                                       Advisor since January, 2005; President of the Columbia Funds, Liberty
Boston, MA 02111                                           Funds and Stein Roe Funds since October, 2004; President and Chief
                                                           Executive Officer of the Nations Funds since January, 2005; President of the Galaxy Funds since April 2005; Director of Bank of America Global
                                                           Liquidity Funds, plc since May 2005; Director of Banc of America Capital
                                                           Management (Ireland), Limited since May 2005; Senior Vice President of
                                                           BACAP Distributors LLC since January, 2005; Director of FIM Funding, Inc.
                                                           since January, 2005; Senior Vice President of Columbia Management
                                                           Distributors, Inc. since January, 2005; Director of Columbia Management
                                                           Services, Inc. since January, 2005 (formerly President and Chief
                                                           Executive Officer, CDC IXIS Asset Management Services, Inc. from
                                                           September, 1998 to August, 2004).

J. Kevin Connaughton (Age 40)     Treasurer      2000      Treasurer of the Columbia Funds since October, 2003 and of the Liberty
One Financial Center                                       Funds, Stein Roe Funds and All-Star Funds since December, 2000; Vice
Boston, MA 02111                                           President of the Advisor since April, 2003 (formerly President of the
                                                           Columbia Funds, Liberty Funds and Stein Roe Funds from February, 2004 to
                                                           October, 2004; Chief Accounting Officer and Controller of the Liberty
                                                           Funds and All-Star Funds from February, 1998 to October, 2000); Treasurer of the Galaxy Funds since September, 2002 (formerly Treasurer from
                                                           December, 2002 to December, 2004 and President from February, 2004 to
                                                           December, 2004 of the Columbia Management Multi-Strategy Hedge Fund, LLC;
                                                           Vice President of Colonial Management Associates, Inc. from February,
                                                           1998 to October, 2000).

Mary Joan Hoene (Age 55)           Senior        2004      Senior Vice President and Chief Compliance Officer of the Columbia Funds,
100 Federal Street                  Vice                   Liberty Funds, Stein Roe Funds and All-Star Funds since August, 2004;
Boston, MA 02110                  President                Chief Compliance Officer of the Columbia Management Multi-Strategy Hedge
                                  and Chief                Fund, LLC since August, 2004; Chief Compliance Officer of the BACAP
                                 Compliance                Alternative Multi-Strategy Hedge Fund LLC since October, 2004 (formerly
                                   Officer                 Partner, Carter, Ledyard & Milburn LLP from January, 2001 to August,
                                                           2004; Counsel, Carter, Ledyard & Milburn LLP from November, 1999 to
                                                           December, 2000; Vice President and Counsel, Equitable Life Assurance
                                                           Society of the United States from April, 1998 to November, 1999).

Michael G. Clarke (Age 35)          Chief        2004      Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein Roe
One Financial Center             Accounting                Funds and All-Star Funds since October, 2004 (formerly Controller of the
Boston, MA 02111                   Officer                 Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds from
                                                           May, 2004 to October, 2004; Assistant Treasurer from June, 2002 to May,
                                                           2004; Vice

                                                           President, Product Strategy & Development of the Liberty Funds and Stein
                                                           Roe Funds from February, 2001 to June, 2002; Assistant Treasurer of the
                                                           Liberty Funds, Stein Roe Funds and the All-Star Funds from August, 1999 to February, 2001; Audit Manager, Deloitte & Toche LLP from May, 1997 to
                                                           August, 1999).

Jeffrey R. Coleman (Age 35)      Controller      2004      Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                       All-Star Funds since October, 2004 (formerly Vice President of CDC IXIS
Boston, MA 02111                                           Asset Management Services, Inc. and Deputy Treasurer of the CDC Nvest
                                                           Funds and Loomis Sayles Funds from February, 2003 to September, 2004;
                                                           Assistant Vice President of CDC IXIS Asset Management Services, Inc. and
                                                           Assistant Treasurer of the CDC Nvest Funds from August, 2000 to February,
                                                           2003; Tax Manager of PFPC, Inc. from November, 1996 to August, 2000).

R. Scott Henderson (Age 45)       Secretary      2004      Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds since
One Financial Center                                       December, 2004 (formerly Of Counsel, Bingham McCutchen from April, 2001
Boston, MA 02111                                           to September, 2004; Executive Director and General Counsel, Massachusetts
                                                           Pension Reserves Investment Management Board from September, 1997 to
                                                           March, 2001).

Trustee Positions

As of December 31, 2004, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity.

General

Messrs. Lowry, Mayer and Neuhauser are also trustees/directors of the Liberty All-Star Funds.

The Trustees serve as trustees of 101 registered investment companies managed by the Advisor for which each Trustee receives a retainer at the annual rate of $45,000 and an attendance fee of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December, 2003, Mr. Theobald began serving as the Chairman of the Board. As the independent chairman of the board, Mr. Theobald receives a supplemental retainer at the annual rate of of $100,000; the chair of the Audit Committee receives a supplemental retainer at the annual rate of $10,000; the chair of each other committee receives a supplemental retainer at the annual rate of $5,000. Members of each committee, except the Audit Committee, receive $1,500 for each committee meeting. Each Audit Committee member receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 133 open-end and 10 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

MANAGEMENT AGREEMENT

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. Columbia Management Distributors, Inc. (formerly named Columbia Funds Distributor, Inc.) pays the cost of printing and distributing all other Prospectuses.

ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO CERTAIN FUNDS AND THEIR RESPECTIVE TRUSTS. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION REGARDING YOUR FUND).

Under an Administration Agreement, the Advisor, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

          (a)  providing office space, equipment and clerical personnel;

          (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund;

          (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

          (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

          (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

          (f)  maintaining certain books and records of each Fund.

With respect to Columbia Money Market Fund (formerly named Liberty Money Market
Fund) and Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund), the Administration Agreement for these Funds provides that the Advisor will monitor compliance by the Fund with Rule 2a-7 under the 1940 Act and report to the Trustees from time to time with respect thereto. The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

TRUST SERVICES AGREEMENT

Pursuant to a Trust Services Agreement, CMS provides the Columbia Tax-Managed Growth Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. CMS's fee is described in the Prospectuses of the Columbia Tax-Managed Growth Fund.

THE PRICING AND BOOKKEEPING AGREEMENT

The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement. SEE "FUND CHARGES AND EXPENSES" IN
PART 1 OF THIS SAI FOR INFORMATION ON THESE FEES.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the Funds. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The Funds and clients advised by the Advisor or the Funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.

POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Advisor believes are faced by investment professionals at most major financial firms. The Advisor and the Trustees of the Columbia Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

          - The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

          - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

          - The trading of other accounts could be used to benefit higher-fee accounts (front- running).

          - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

"Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Advisor and the Funds' Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Columbia-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

The Advisor or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

A Fund's portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at the Advisor, including each Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Advisor and each Fund, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of each Fund.

BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute securities transactions for a Fund.

The Advisor places the transactions of the Funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the Funds' transactions where the Funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by Funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a Fund.

The Advisor may use the services of affiliated broker-dealers, when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

PRINCIPAL UNDERWRITER

CMD is the principal underwriter of the Trust's shares. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT

CMS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CMS is based on number of accounts plus reimbursement for certain out-of-pocket expenses. SEE

"FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY CMS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CMS or generally by 6 months' notice by CMS to the Fund. The agreement limits the liability of CMS to the Fund for loss or damage incurred by the Fund to situations involving a failure of CMS to use reasonable care or to act in good faith and without negligence in performing its duties under the agreement. The Fund will indemnify CMS from, among other things, any and all claims, actions, suits, losses, costs, damages, and expenses incurred by it in connection with its acceptance of this Agreement, provided that: (i) to the extent such claims, actions, suits, losses, costs, damages, or expenses relate solely to a particular series or group of series of shares, such indemnification shall be only out of the assets of that series or group of series; (ii) this indemnification shall not apply to actions or omissions constituting negligence or misconduct of CMS or its agents or contractors, including but not limited to willful misfeasance, bad faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under this Agreement; and (iii) CMS shall give a Fund prompt notice and reasonable opportunity to defend against any such claim or action in its own name or in the name of CMS.

CODE OF ETHICS

The Funds, the Advisor, and CMD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

ANTI-MONEY LAUNDERING COMPLIANCE

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account, halting all shareholder activity with respect to such account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

PROXY VOTING POLICIES AND FUND PROXY VOTING RECORD

The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

The Advisor's proxy voting guidelines and procedures are included in this SAI as Appendix II. In accordance with SEC regulations, the fund's proxy voting record for the last twelve-month period ended June 30 has been filed with the SEC. You may obtain a copy of the fund's proxy voting record (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Columbia Funds have adopted policies with respect to the disclosure of the Funds' portfolio holdings by the Funds, Columbia Management, or their affiliates. These policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Funds' website at www.columbiafunds.com, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Fund's policies are described below. The Trustees shall be updated as needed regarding the Fund's compliance with the policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Columbia Management and its affiliates. The Fund's policies prohibit Columbia Management and the Fund's other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund's shares, third-party service providers, rating and ranking organizations and affiliated persons of the Fund.

PUBLIC DISCLOSURES. The Fund's portfolio holdings are currently disclosed to the public through required filings with the SEC and, for equity and fixed income funds, on the Fund's website at www.columbiafunds.com. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund's fiscal year). Shareholders may obtain the Fund's Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Fund's Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

The equity and fixed income Columbia Funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:

                                                            FREQUENCY OF
   TYPE OF FUND              INFORMATION PROVIDED            DISCLOSURE            DATE OF WEB POSTING
------------------   ------------------------------------   ------------   ----------------------------------
   Equity Funds      Full portfolio holdings information.      Monthly      30 calendar days after month-end.
Fixed Income Funds   Full portfolio holdings information.     Quarterly    60 calendar days after quarter-end

The scope of the information provided relating to the Fund's portfolio that is made available on the website may change from time to time without prior notice.

For Columbia's money market funds, a complete list of a Fund's portfolio holdings shall be publicly available on a monthly basis on the fifth business date after month-end. Shareholders may request such information by writing or calling the Fund's distributor, Columbia Management Distributors, Inc. at the address listed on the cover of this SAI.

A Fund, Columbia Management or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

OTHER DISCLOSURES. The Fund's policies provide that non-public disclosures of the Fund's portfolio holdings may be made if (1) the Fund has a legitimate business purpose for making such disclosure, (2) the Fund's chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.

The Fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to Columbia Management and its affiliates, these service providers include the Fund's custodian and sub-custodians, the Fund's independent registered public accounting firm, legal counsel, financial printers(R.R. Donnelly & Sons and Bowne & Co., Inc.), the Fund's proxy voting service provider (Alamo Direct Mail Services, Inc.), the Fund's proxy solicitor (Georgeson Shareholder Communications Inc.), rating agencies that maintain ratings on certain Columbia Funds (Fitch, Inc.) and service providers that support Columbia Management's trading systems (InvestorTool, Inc. and Thomson Financial).These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. The Fund may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Certain clients of the Fund's investment adviser(s) may follow a strategy similar to that of the Fund, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Fund.

DETERMINATION OF NET ASSET VALUE

Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the official closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value following procedures approved by the Trust's Board of Trustees.

(The following two paragraphs are applicable only to Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund) and Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund))

Trading in securities on stock exchanges and over-the-counter markets in foreign securities markets is normally completed well before the close of the business day in New York. Trading on foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

AMORTIZED COST FOR MONEY MARKET FUNDS (SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "INFORMATION CONCERNING THE FUND" IN PART 1 OF THE SAI OF COLUMBIA MONEY MARKET FUND (FORMERLY NAMED LIBERTY MONEY MARKET FUND) AND COLUMBIA MUNICIPAL MONEY MARKET FUND (FORMERLY NAMED LIBERTY MUNICIPAL MONEY MARKET
FUND))

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Under the amortized cost method a security is initially valued at cost and thereafter any discount or premium from maturity value is amortized ratably to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. If a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Columbia Money Market Fund (formerly named Liberty Money Market Fund) or the Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund) for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund may accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CMS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Investors should understand that, since the offering price of the Fund's shares is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge paid as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CMD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CMD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CMD may from time to time reallow additional amounts to all or certain FSFs. CMD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CMD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars. Travelers checks, gift checks, credit card convenience checks, credit cards, cash and ban counter (starter checks) are not accepted.

CMS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CMS, provided the new FSF has a sales agreement with CMD.

Shares credited to an account are transferable upon written instructions in good order to CMS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you may send the certificates to CMS for deposit to your account.

In addition to the commissions specified in a Fund's prospectus and this SAI, CMD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that CMD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CMD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, CMD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.

In addition, CMD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.

CMD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:

1st Global Capital Corp
401 Company
ABN AMRO Trust Services
ADP Retirement Services
Advest
AEGON/Transamerica
AG Edwards
American Century Services
American Express
AMG
AON Consulting
AST Trust Company
Banc of America Investment Services
BancOne
Bear Stearns
Benefit Plan Administrators
Bidwell & Company
BNY Clearing
C N A Trust
Charles Schwab
CIBC Oppenheimer
Citigroup Global Markets
CitiStreet Associates LLC
City National Bank
City of Milwaukee
Columbia Trust Company
Commonwealth Financial
Compensation & Capital
CPI Qualified Plan Consultants
Daily Access Concepts
Davenport & Company
Delaware Investments
Digital Retirement Solutions
Discover Brokerage
Dreyfus/Mellon
Edgewood Services
Edward Jones

E-Trade,
ExpertPlan
FAS Liberty Life Spectrum
Ferris Baker Watts
Fidelity
Financial Data Services
Franklin Templeton
Freeman Welwood
Gem Group
Great West Life
Hewitt Associates LLC
Huntington Bank
ING
Intermountain Health Care
Investmart, Inc.
Investment Manager Services (IMS)
Janney Montgomery Scott
JJB Hilliard Lyons
JP Morgan/American Century
Kenney Investments
Kirkpatrick Pettis Smith Polian Inc
Legg Mason Wood Walker
Liberty Life
Lincoln Financial
Lincoln Life
Linsco Private Ledger
M & T Securities
Marquette Trust Company
Mass Mutual Life
Matrix Settlement & Clearance Services (MSCS)
McDonald Investments
Merrill Lynch
MetLife
MFS
Mfund Trax
MidAtlantic Capital
Milliman USA
Morgan Keegan
Morgan Stanley Dean Witter
PFPC
Nationwide Investment Services
Neuberger Berman Mgmt
NFP Securities
NSD -NetStock Sharebuilder
NYLife Distributors
Optimum Investment Advisors
Orbitex
Pershing LLC
Phoenix Home Life
Piper Jaffray
PNC
PPI Employee Benefits
Private Bank & Trust
Prudential
Putnam Investments
Raymond James
RBC Dain Rausher
Robert W Baird
Royal Alliance
RSM McGladrey Inc.

Safeco
Scott & Stringfellow
Scudder Investments
Security Benefit
Segall Bryant Hamill
South Trust Securities
Southwest Securities
Standard Insurance
Stanton Group
State of NY Deferred Compensation Plan
Stephens, Inc.
Stifel Nicolaus & Co
Strong Capital
Sungard T Rowe Price
Trustar Retirement Services
Trustlynx/Datalynx
UBS Financial Services
USAA Investment Management
Vanguard
Wachovia
TD Waterhouse
Webster Investment Services
Wells Fargo
Wilmington Trust

PLEASE CONTACT YOUR FSF OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY
RECEIVE.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most Funds advised by the Advisor may be purchased through the Automatic Investment Plan. Electronic fund transfers for a fixed amount of at least $50 ($25 for IRA) are used to purchase a Fund's shares at the public offering price next determined after CMD receives the proceeds. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CMD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, D, T, G and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any fund distributed by CMD in which you have a current balance of at least $5,000 into the same class of shares of up to five other Funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Sales charges may apply if exchanging from a money market fund. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC or sales charges.

Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Management Services, Inc. (formerly named Columbia Funds Services, Inc.) (CMS) P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or financial advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CMD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" below for more information.

CLASS T SHAREHOLDER SERVICES PLAN. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the Trusts plan to enter into servicing agreements with institutions (including Bank of America Corporation and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each Fund other than the Columbia Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the Fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares;
(ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.

The payments under the servicing agreements entered into as of the date of this SAI are limited to an aggregate fee of not more than 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.15% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The Funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.

Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such Funds on any day do not exceed the income to be accrued to such Class T shares on that day.

The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the Funds. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Columbia's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.

TAX-SHELTERED RETIREMENT PLANS (Retirement Plans). CMD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Management prototype plans offered through CMD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CMD.

Participants in Retirement Plans not sponsored by CTC, not including Individual Retirement Accounts (IRAs), may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with CMS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CMS. The close out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any Fund distributed by CMD, or if the Retirement Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling CMS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification numbers available when calling.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CMS for more information at 1-800-345-6611.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHTS OF ACCUMULATION (Columbia Class A and Class T shares, Nations Class A shares and Galaxy Retail A shares only) (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase of Class A or Class T shares with prior purchases of other funds and classes distributed by CMD. The applicable sales charge is based on the combined total of:

1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all shares of funds for which CMD serves as distributor (Funds) held by the shareholder.

CMD must be promptly notified of each purchase with respect to which a shareholder is entitled to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CMS. A Fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A, Class E and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all fund shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund)). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CMS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement (provided the FSF returns to CMD the excess commission previously paid during the thirteen-month period). The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price.

If the amount of the Statement is not purchased, the shareholder shall remit to CMD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CMS will redeem escrowed Class A, E or T shares with a value equal to such difference. The additional FSF commission will be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CMS at 1-800-345-6611.

NET ASSET VALUE ELIGIBILITY GUIDELINES (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS).

1. Employees, brokers and various relationships that are allowed to buy at NAV. Class A shares of certain Funds may be sold at (NAV) to the following individuals, whether currently employed or retired: Employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries; Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CMD, or its successors and companies affiliated with the Advisor; Registered representatives and employees of Financial Service Firms (including their affiliates) that are parties to dealer agreements or other sales arrangements with CMD; Nations Funds' Trustees, Directors and employees of its investment sub-advisers; Broker/Dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes; employees or partners of any contractual service provider to the funds

     NAV eligibility for Class A purchase also applies to the families of the parties listed above and their beneficial accounts. Family members include: spouse, parent, stepparent, legal guardian, child, stepchild, father-in-law and mother-in-law.

     Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

     Registered broker/dealer firms that have entered into a Nations Funds dealer agreement with BACAP Distributors, LLC may buy Class A shares without paying a front-end sales charge for their investment account only.

     Banks, trust companies and thrift institutions, acting as fiduciaries.

2. Grandfathered investors. Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may purchase Class A shares of any Fund at NAV in those cases where a Columbia Fund Class Z share is not available.

     Shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at (NAV) will continue to be eligible for NAV purchases into those Nations Fund accounts opened through August 19, 2005.

     Galaxy Fund shareholders prior to December 1, 1995; and shareholders who
     (i) purchased Galaxy Fund Prime A shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.

     (For Class T shares only) Shareholders who (i) purchased Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

3. Reinstatement. Subject to the fund policy on trading of fund shares, an investor who has redeemed class A, B, C, D, G or T shares may, upon request, reinstate within 1 year a portion or all of the proceeds of such sales in shares of class A of any fund at the NAV next determined after Columbia Management Services, Inc. received a written reinstatement request and payment.

4. Retirement Plans. Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with CMD pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

5. Non-U.S. Investors. Certain pension, profit-sharing or other employee benefit plans offered to non-US investors may be eligible to purchase Class A shares with no sales charge.

6. Reorganizations. At the Fund's discretion, NAV eligibility may apply to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

7. Rights of Accumulation (ROA). The value of eligible accounts, regardless of class, maintained by you and you and your immediate family may be combined with the value of your current purchase to reach a sales discount level and to obtain the lower sales charge for your current purchase.

8. Letters of Intent (LOI). You may pay a lower sales charge when purchasing class A shares by signing a letter of intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the LOI within 13 months. If your LOI purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Class A, B, C, D, E, matured F, G and T shares) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act
     (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CMS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value at the time that the SWP is established. Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met. For redemptions in excess of 12% of the account's value at the time that the SWP is established, a CDSC will be charged on the SWP redemption. The 12% limit does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by CMD.

6. Qualified Retirement Plans. CDSCs may be waived on CMD shares sold by employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must be a participant in an alliance program th at has signed an agreement with Columbia Funds or CMD.

7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and
     (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

8. Return of Commission. CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

9. Non-U.S. Investors. CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

10. IRS Section 401 and 457. CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under
     Section 401 or 457 of the tax code.

11. Medical Payments. CDSCs may be waived on shares redeemed for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

12. Plans of Reorganization. At the Funds' discretion, CDSCs may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a fund is a party.

13. Charitable Giving Program. CDSCs may be waived on the sale of Class C or Class D shares sold by a non-profit organization qualified under Section 501(c)(3) of the tax code in connection with the Banc of America Capital Management Charitable Giving Program.

14. The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling or delay sending proceeds from your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction to CMS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CMS and many banks. Additional documentation may be required for sales by corporations, agents, fiduciaries, surviving joint owners, individual retirement account holders and other legal entities. Call CMS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, FSF's are responsible for furnishing all necessary documentation to CMS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN (SWP). The shareholder may establish a SWP. A specified dollar amount, share amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawalsof shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their share account may do so but may be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CMS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in "street name" must be made payable to the back office via the NSCC.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions by check and ACH are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, to a pre-existing bank account or furnishing a signature guaranteed request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CMS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address account and taxpayer identification numbers. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions apply to retirement plan accounts.

CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A and Z shares of certain Funds)

Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CMS will provide checks to be drawn on Mellon Trust of New England, N.A. (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks., However, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON-CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, a Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

INFORMATION APPLICABLE TO CLASS G AND CLASS T SHARES

The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the Funds are subject to a front-end sales charge. Investments in Class G shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.15% and 0.30%, respectively, of the Fund's average daily net assets attributable to its Class T shares. Class G shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.80% and 0.95%, respectively, of the Fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares. Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.

CLASS T SHARES. The public offering price for Class T shares of the Funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 to $25,000,000. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                                    REALLOWANCE TO
                                     REALLOWANCE TO DEALERS        DEALERS AS A % OF
                                    AS A % OF OFFERING PRICE        OFFERING PRICE
      AMOUNT OF TRANSACTION          PER SHARE - BOND FUNDS    PER SHARE - EQUITY FUNDS
      ---------------------         ------------------------   ------------------------
Less than $50,000                             4.25                       5.00
$50,000 but less than $100,000                3.75                       3.75
$100,000 but less than $250,000               2.75                       2.75
$250,000 but less than $500,000               2.00                       2.00
$500,000 but less than $1,000,000             1.75                       1.75
$1,000,000 and over                           0.00                       0.00

The appropriate reallowance to dealers will be paid by CMD to broker-dealer organizations which have entered into agreements with CMD. The reallowance to dealers may be changed from time to time.

Certain affiliates of the Advisor may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of Bank of America Corporation's affiliates.

INFORMATION APPLICABLE TO CERTAIN CLASS G SHARES RECEIVED BY FORMER GALAXY FUND RETAIL B SHAREHOLDERS IN CONNECTION WITH THE GALAXY/LIBERTY REORGANIZATION. The following table describes the CDSC schedul e applicable to Class G shares received by former Galaxy Fund Retail B shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 None

Class G shares received in exchange for Galaxy Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares seven years after purchase. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Asset Allocation Fund and/or International Equity Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.50
Through second year                   5.00
Through third year                    4.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Through the seventh year              None
Longer than seven years               None

If you acquired Retail B Shares in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class T shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

CLASS G SHARES PURCHASED AFTER THE GALAXY/LIBERTY REORGANIZATION. The public offering price for Class G shares of the Funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within seven years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from CMD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Columbia may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a Fund. See "Class T Shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to CMD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares. Class G shares of a Fund will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow CMD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.

Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - (i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a Fund, and subsequently acquires additional Class G shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the Fund, including those acquired through reinvestment, will convert to Class T shares of the Fund on the same date.

INFORMATION APPLICABLE TO CERTAIN CLASS B SHAREHOLDERS

Except for the following, Class B Share Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.

The following table describes the CDSC schedule applicable to Class B shares received by Galaxy Quality Plus Bond Fund shareholders in exchange for Prime B Shares in connection with the Galaxy/Liberty reorganization.

SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

     Automatic conversion to Class A shares occurs eight years after purchase.

     The Class B share discount program for purchases of $250,000 or more is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

INFORMATION APPLICABLE TO CERTAIN CLASS A SHAREHOLDERS:

     Except as set forth in the following paragraph, Class A share CDSCs are described in the Prospectuses:

     Class A shares received by former Galaxy High Quality Bond Fund shareholders in exchange for Prime A Shares in connection with the Galaxy/Liberty reorganization of that Fund are subject to a 1% CDSC upon redemption of such Class A shares if the Prime A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.

Shares of some Funds that pay daily dividends (include Funds) will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. Shares of some Funds that pay daily dividends (exclude Funds) Columbia will be earned starting with the day after that Fund receives payments for the shares. To determine whether a particular Fund is an include or exclude fund, customers can call 1-800-345-6611.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of certain other funds. The prospectus of each Fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange Consult CMS before requesting an exchange.

If you acquire Class A shares of an international fund by exchange from any other fund, you will not be permitted to exchange those shares into another fund for 30 calendar days, although you may redeem those shares at any time. An exchange order received prior to the expiration of the 30-day period will not be honored.

By calling CMS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CMS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CMS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CMS may require customary additional documentation. Prospectuses of the other Funds are available from the CMD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

Consult your FSF or CMS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund. Sales charges may apply for exchanges from money market funds.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Trust has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2005. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust's By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series. Shares of each Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

          Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

          Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

AAA bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

AA bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

BA bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Prime-1 Highest Quality
          Prime-2 Higher Quality
          Prime-3 High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these securities, and 'D' represents the lowest potential for recovery.

                                   APPENDIX II

                   COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA")
                      PROXY VOTING POLICIES AND PROCEDURES
                 ADOPTED JULY 1, 2003 AND REVISED MARCH 4, 2005

POLICY:

ALL PROXIES(1) REGARDING CLIENT SECURITIES FOR WHICH COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA") HAS ASSUMED AUTHORITY TO VOTE SHALL, UNLESS CMA DETERMINES IN ACCORDANCE WITH POLICIES STATED BELOW TO ABSTAIN FROM VOTING, BE VOTED IN A MANNER CONSIDERED BY CMA TO BE IN THE BEST INTEREST OF CMA'S CLIENTS, INCLUDING THE CMG FAMILY FUNDS(2) AND THEIR SHAREHOLDERS, WITHOUT REGARD TO ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES. THE BEST INTEREST OF CLIENTS IS DEFINED FOR THIS PURPOSE AS THE INTEREST OF ENHANCING OR PROTECTING THE ECONOMIC VALUE OF CLIENT ACCOUNTS, CONSIDERED AS A GROUP RATHER THAN INDIVIDUALLY, AS CMA DETERMINES IN ITS SOLE AND ABSOLUTE DISCRETION. IN THE EVENT A CLIENT BELIEVES THAT ITS OTHER INTERESTS REQUIRE A DIFFERENT VOTE, CMA SHALL VOTE AS THE CLIENT CLEARLY INSTRUCTS, PROVIDED CMA RECEIVES SUCH INSTRUCTIONS IN TIME TO ACT ACCORDINGLY.

CMA ENDEAVORS TO VOTE, IN ACCORDANCE WITH THIS POLICY, ALL PROXIES OF WHICH IT BECOMES AWARE, SUBJECT TO THE FOLLOWING EXCEPTIONS (UNLESS OTHERWISE AGREED) WHEN CMA EXPECTS TO ROUTINELY ABSTAIN FROM VOTING:

     1. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE THE SECURITY HAS BEEN LOANED FROM THE CLIENT'S ACCOUNT.

     2. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE CMA DEEMS THE COSTS TO THE CLIENT AND/OR THE ADMINISTRATIVE INCONVENIENCE OF VOTING THE SECURITY (E.G., SOME FOREIGN SECURITIES) OUTWEIGH THE BENEFIT OF DOING SO.

CMA SEEKS TO AVOID THE OCCURRENCE OF ACTUAL OR APPARENT MATERIAL CONFLICTS OF INTEREST IN THE PROXY VOTING PROCESS BY VOTING IN ACCORDANCE WITH PREDETERMINED VOTING GUIDELINES, AS STATED BELOW. FOR THOSE PROXY PROPOSALS THAT REQUIRE SPECIAL CONSIDERATION OR IN INSTANCES WHERE SPECIAL CIRCUMSTANCES MAY REQUIRE VARYING FROM THE PREDETERMINED GUIDELINES, THE CMG PROXY COMMITTEE WILL DETERMINE THE BEST INTEREST OF CMA'S CLIENTS AND VOTE ACCORDINGLY, WITHOUT CONSIDERATION OF ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES.

OVERVIEW:

CMA's policy is based upon its fiduciary obligation to act in its clients' best interest. Citing this obligation, the SEC has adopted rules pursuant to the Investment Advisers Act of 1940 and Investment Company Act of 1940 with respect to proxy voting.

PROCEDURE:

I. ACCOUNT POLICIES

Except as otherwise directed by the client, CMA shall vote as follows:

SEPARATELY MANAGED ACCOUNTS

CMA shall vote proxies on securities held in its separately managed accounts.

COLUMBIA TRUST COMPANY (CTC) TRUST POOLS

CMA shall vote proxies on securities held in the trust pools.

CMG FAMILY FUNDS/CMA FUND TRUST

CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

COLUMBIA PRIVATE PORTFOLIO

CMA shall vote proxies on securities held in its separately managed accounts.

ALTERNATIVE INVESTMENT GROUP

----------
(1) The term "proxy" as used herein refers to consents, elections and authorizations solicited by any party with respect to securities of any sort.

(2) A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

CMA's clients may invest in securities ("Alternative Investments") issued by alternative investment vehicles (i.e. hedge funds, private equity funds, and other alternative investment pools) that are structured as private limited partnerships ("LPs"), limited liability companies ("LLCs") or offshore corporations. Generally, CMA's Alternative Investment Group ("AIG") is the platform through which CMA provides advisory services relating to Alternative Investments.

The voting rights of Alternative Investments generally are rights of contract set forth in the limited liability company or limited partnership agreement, in the case of LLCs and LPs, or Memorandum and Articles of Association or By-laws, in the case of offshore corporations. Also, as privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, proxies are not solicited regarding Alternative Investment vehicles. Instead, consents may be solicited from members, limited partners or shareholders.

Because of the unique characteristics of Alternative Investments, CMA has a tailored process for voting Alternative Investment proxies and consents.

Process

AIG will vote all Alternative Investment proxies and consents in accordance with this Policy. The committee voting AIG proxies consists of AIG senior management, investment and operations professionals. Conflicts of interest are to be monitored and resolved as set forth in this Policy.

II. PROXY COMMITTEE

CMA shall establish a Proxy Committee whose standing members shall include the head of core equity, head of value, head of growth, head of income strategies, head of equity research and head of fixed income research. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf.

The Proxy Committee's functions shall include, in part,

          (a) direction of the vote on proposals where there has been a recommendation to the Committee, pursuant to Section IV.B, not to vote according to the predetermined Voting Guidelines stated in Section IV.A or on proposals which require special, individual consideration in accordance with Section IV.C;

          (b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

          (c) review at least annually of existing Voting Guidelines and need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

          (d) development and modification of Voting Procedures, as stated in
          Section V, as it deems appropriate or necessary.

The Proxy Committee shall establish a charter, which shall set forth the Committee's purpose, membership and operation. The Committee's charter shall be consistent, in all material respects, with this policy and procedure.

III. CONFLICTS OF INTEREST

With Other Bank of America Businesses

Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

Within CMA

Conflicts of interest may also arise from the business activities of CMA. For example, CMA might manage (or be seeking to manage) the assets of a benefit plan for an issuer. CMA may also be presented with an actual or apparent conflict of interest where proxies of securities issued by BAC or a CMG Family Fund, for which CMA serves as investment adviser, are to be voted for a client's account.

Management of Conflicts

CMA's policy is to always vote proxies in the best interest of its clients, as a whole, without regard to its own self-interest or that of its affiliates. BAC as well as CMA has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

          1. BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or (as in the case of BACAP associates) non-trust fiduciary responsibilities, including investment decision-making and proxy voting.

          2. In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.

          3. Within CMA, CMA's Code of Ethics affirmatively requires that associates of CMA act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's Clients.

          4. By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

               - To disclose to the chairperson of the Proxy Committee and the chairperson to the head of CMG Compliance any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA shall vote proxies. In the event the chairperson of the Proxy Committee has a conflict of interest regarding a given matter, he or she shall abstain from participating in the Committee's determination of whether and/or how to vote in the matter; and

               - To refrain from taking into consideration, in the decision as to whether or how CMA shall vote proxies:

                    - The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

                    - Any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of CMA or BAC.

Where a material conflict of interest is determined to have arisen in the proxy voting process that may not be adequately mitigated by voting in accordance with the predetermined Voting Guidelines, CMA's policy is to invoke one or more of the following conflict management procedures:

1. Convene the Proxy Committee for the purpose of voting the affected proxies in a manner that is free of the conflict.

2. Causing the proxies to be voted in accordance with the recommendations of a qualified, independent third party, which may include CMA's proxy voting agent.

3. In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

IV. VOTING GUIDELINES

A. THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING PROXIES:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

     - Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

          However, CMA generally will WITHHOLD votes from pertinent director nominees if:

               (i) the board as proposed to be constituted would have more than one-third of its members from management;

               (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);

               (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);

               (iv) a director serves on more than six public company boards;

               (v) the CEO serves on more than two public company boards other than the company's board.

          On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

     - Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.

     - Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

     - Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

          -    Established governance standards and guidelines.

          - Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.

          - Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

          - A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

          - Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

          - The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

     - Proposals that grant or restore shareholder ability to remove directors with or without cause.

     - Proposals to permit shareholders to elect directors to fill board vacancies.

     - Proposals that encourage directors to own a minimum amount of company stock.

     -    Proposals to provide or to restore shareholder appraisal rights.

     -    Proposals to adopt cumulative voting.

     -    Proposals for the company to adopt confidential voting.

CMA generally will vote AGAINST:

     - Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

     - Proposals that give management the ability to alter the size of the board without shareholder approval.

     - Proposals that provide directors may be removed only by supermajority vote.

     -    Proposals to eliminate cumulative voting.

     - Proposals which allow more than one vote per share in the election of directors.

     - Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

     - Proposals that mandate a minimum amount of company stock that directors must own.

     -    Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

     - Director and officer indemnification and liability protection. CMA is opposed to entirely eliminating directors' and officers' liability for monetary damages for violating the duty of care. CMA is also opposed to expanding coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. CMA supports proposals which provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he/she reasonably believed was in the best interests of the company, AND (ii) if the director's legal expenses would be covered.

     - Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

     - Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 10% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

     - Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

     -    Proposals asking a company to expense stock options.

     -    Proposals to put option repricings to a shareholder vote.

     - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

CMA generally will vote AGAINST:

     - Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.

     - Proposals to authorize the replacement or repricing of out-of-the money options.

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

     - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

          For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

     - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

     - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

     - Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

     - CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

     - CMA generally votes FOR shareholder proposals to eliminate a poison pill.

     - CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

     - CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.

Supermajority vote

     - CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

     - CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

     - Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

     - Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

          -    Credible reason exists to question:

               - The auditor's independence, as determined by applicable regulatory requirements.

               - The accuracy or reliability of the auditor's opinion as to the company's financial position.

          - Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.

     - Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

     - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

     - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

     - Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

     - Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.

CMA will vote AGAINST:

     - Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

     - Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

     - Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

     - FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

     - FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

     - Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

     - Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

     - Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

     - Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.

     - Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.

     - Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

8.  Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

     -    Board structure

     -    Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     - Ignore a shareholder proposal that is approved by a majority of shares outstanding;

     - Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

     -    Are interested directors and sit on the audit or nominating committee;
          or

     - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

     -    Past performance relative to its peers

     -    Market in which fund invests

     - Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

     - Past shareholder activism, board activity and votes on related proposals

     -    Strategy of the incumbents versus the dissidents

     -    Independence of incumbent directors; director nominees

     -    Experience and skills of director nominees

     -    Governance profile of the company

     -    Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Past performance as a closed-end fund

     -    Market in which the fund invests

     -    Measures taken by the board to address the discount

     - Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

     -    Proposed and current fee schedules

     -    Fund category/investment objective

     -    Performance benchmarks

     -    Share price performance as compared with peers

     -    Resulting fees relative to peers

     -    Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

     -    Stated specific financing purpose

     -    Possible dilution for common shares

     -    Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

     -    Potential competitiveness

     -    Regulatory developments

     -    Current and potential returns

     -    Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a nonfundamental restriction, considering the following factors:

     -    Fund's target investments

     -    Reasons given by the fund for the change

     -    Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:

     -    Political/economic changes in the target market

     -    Consolidation in the target market

     -    Current asset composition

Change in Fund's Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:

     -    Potential competitiveness

     -    Current and potential returns

     -    Risk of concentration

     -    Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

     -    Strategies employed to salvage the company

     -    Past performance of the fund

     -    Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

     -    The degree of change implied by the proposal

     -    The efficiencies that could result

     -    The state of incorporation; net effect on shareholder rights

     -    Regulatory standards and implications

CMA will vote FOR:

     - Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

     - Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

     -    Proposals enabling the Board to:

          -    Change, without shareholder approval the domicile of the fund

          - Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

     -    Regulations of both states

     -    Required fundamental policies of both states

     -    The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Fees charged to comparably sized funds with similar objectives

     -    The proposed distributor's reputation and past performance

     -    The competitiveness of the fund in the industry

     -    Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Resulting fee structure

     -    Performance of both funds

     -    Continuity of management personnel

     -    Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

     -    Performance of the fund's NAV

     -    The fund's history of shareholder relations

     -    The performance of other funds under the adviser's management

9. Alternative Investment Group ("AIG") Matters

The AIG Proxy Sub-Committee generally will vote in accordance with the guidelines set forth in this policy. With respect to matters that are not addressed by the guidelines, the AIG Proxy Sub-Committee will vote each such matter on a CASE-BY-CASE basis.

B. ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.

A Portfolio Manager, sub-adviser or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines stated in Section IV.A. In this situation, he or she shall request that the Proxy Committee consider voting the proxy other than according such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption.

C. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The following proposals require special, individual consideration. The Proxy Committee will determine how proxies related to all such proposals will be voted.

               1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

               2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

               3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

               4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

               5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified in Section IV.A.

               6. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

               7. PREEMPTIVE RIGHTS. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines set forth in Section IV above. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to effect the purposes of this Policy.

     - CMA shall use an independent, third-party vendor (currently Institutional Shareholder Services ("ISS")), to implement its proxy voting process as CMAs proxy voting agent. This retention is subject to CMA continuously assessing the vendor's independence from CMA and its affiliates, and the vendor's ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with CMA's proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor's other clients and the owners, officers or employees of any such firm, on the one hand, and CMA's clients, on the other hand. As means of performing this assessment, CMA will require various reports and notices from the vendor, as well as periodic audits of the vendor's voting record and other due diligence.

     - ISS shall provide proxy analysis and record keeping services in addition to voting proxies on behalf of CMA in accordance with this Policy.

     - On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in all accounts over which CMA has voting authority. Information regarding equity holdings for international portfolio shall be sent weekly.

     - ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be promptly noted and resolved by ISS, with notice to CMA.

     - Whenever a vote is solicited, ISS shall execute the vote according to CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section IV.A.

     - If ISS is not sure how to vote a particular proxy, then ISS will issue a request for voting instructions to CMA over a secure website. CMA personnel shall check this website regularly. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's understanding of the Voting Guidelines previously delivered to ISS. CMA shall promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

     - Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

     - ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

VI. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in CMA's Form ADV. Upon receipt of a Client's request for more information, CMA will provide to the Client a copy of this Policy and/or how CMA voted proxies for the Client pursuant to this Policy for up to a one-year period.

                        COLUMBIA U.S. TREASURY INDEX FUND
                                  (THE "FUND")

    SUPPLEMENT TO THE PROSPECTUSES DATED AUGUST 1, 2005 (THE "PROSPECTUSES")


      The Prospectuses are hereby supplemented with the following information:

      1. The date on the front cover of each of the Prospectuses is revised to read "________________, 2005."

      2. The following sentence is added to the section entitled, "Performance History":

      Year-to-date performance through ____________, 2005 for the following share classes of the Fund were as follows:

                                 Class A -- ___%
                                 Class Z -- ___%

      3. The information under the heading, "For More Information - Investment Company Act file number" is revised as follows:

      Columbia Funds Series Trust I:  811-4367

            -     Columbia U.S. Treasury Index Fund

COLUMBIA INDEX FUNDS                             Prospectus, August 1, 2005

COLUMBIA LARGE COMPANY INDEX FUND
COLUMBIA SMALL COMPANY INDEX FUND
COLUMBIA U.S. TREASURY INDEX FUND
CLASS A, B AND C SHARES

Advised by Columbia Management Advisors, Inc.

TABLE OF CONTENTS

THE FUNDS                                          2

Investment Goal.................................   2
Principal Investment Strategies.................   2
Principal Investment Risks......................   3
Each of these sections discusses the following
  topics:
Performance History and Your Expenses
Columbia Large Company Index Fund...............   5
Columbia Small Company Index Fund...............   9
Columbia U.S. Treasury Index Fund...............  13

YOUR ACCOUNT                                      17

How to Buy Shares...............................  17
Investment Minimums.............................  17
Sales Charges...................................  18
How to Exchange Shares..........................  23
How to Sell Shares..............................  23
Fund Policy on Trading of Fund Shares...........  24
Distribution and Service Fees...................  25
Other Information About Your Account............  26

MANAGING THE FUNDS                                29

Investment Advisor..............................  29
Portfolio Managers..............................  29
Legal Proceedings...............................  29

FINANCIAL HIGHLIGHTS                              32

Columbia Large Company Index Fund...............  32
Columbia Small Company Index Fund...............  35
Columbia U.S. Treasury Index Fund...............  38

APPENDIX A                                        41

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  Not FDIC    May Lose Value
   Insured   -----------------
             No Bank Guarantee

THE FUNDS

INVESTMENT GOAL

Each Fund seeks to provide investment results that, before deduction of operating expenses, match the price and yield performance of its index.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund pursues an indexing strategy to approximate the investment performance of its index. Each Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets plus any borrowings for investment purposes) in the securities included in its index.

            The Funds follow INDEXING STRATEGIES and are not actively managed. This means that the Funds' investment advisor does not use economic, financial and market analysis in selecting securities for a Fund. Instead, the advisor attempts to approximate the performance of the Fund's target index by investing the Fund's assets in securities included in that index. The advisor relies on sophisticated computerized tools and analysis in managing the Fund's investments.

            The STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged index that tracks the performance of 500 widely held, large capitalization U.S. stocks.

            The STANDARD & POOR'S SMALLCAP 600 INDEX (S&P SMALLCAP 600) is an unmanaged index that tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P SmallCap 600 is heavily weighted with the stocks of small companies.

            The CITIGROUP BOND U.S. TREASURY INDEX is an unmanaged index composed of all U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million that are included in the Citigroup Broad Investment-Grade Bond Index. Securities in the Citigroup Bond U.S. Treasury Index are weighted by market value, that is, the price per bond or note multiplied by the number of bonds or notes outstanding.

The Columbia Large Company Index Fund normally holds all 500 stocks in the S&P 500, in approximately the same percentage as each stock is represented in the S&P 500. From time to time, however, when deemed advisable by the Fund's investment advisor, the Fund may not hold all of the stocks in the S&P 500 or hold the stocks in the same percentages as the index.

The Columbia Small Company Index Fund normally holds all 600 stocks in the S&P SmallCap 600, in approximately the same percentage as each stock is represented in the S&P SmallCap 600. From time to time, however, when deemed advisable by the Fund's investment advisor, the Fund may not hold all of the stocks in the S&P SmallCap 600 or hold the stocks in the same percentages as the index.

To the extent that, from time to time, the stocks in a particular market sector, such as technology, comprise a significant proportion of the S&P 500 or the S&P SmallCap 600, those stocks will be represented in substantially the same proportion in their corresponding funds.

The Columbia Large Company Index Fund and the Columbia Small Company Index Fund may also invest in stock index futures contracts in order to track the S&P 500 and the S&P SmallCap 600, respectively, when the purchase of individual securities may be less efficient.

The Columbia U.S. Treasury Index Fund will not hold all of the issues in the U.S. Treasury Index because of the costs involved. Instead, the Fund's investment advisor will consider whether or not to include each security in the Fund based on that security's contribution to the Fund's total market value, average coupon rate and average weighted maturity of the Fund as compared to the U.S. Treasury Index.

A Fund will only purchase a portfolio security that is included in its index at the time of purchase. A Fund will normally only buy or sell portfolio securities to adjust to changes in the composition of its index or to accommodate cash flows into and out of the Fund.

Under normal market conditions, it is expected that the quarterly performance of a Fund, before expenses, will track the performance of its index within a .95 correlation coefficient.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily a Fund's normal investment activities. During such times, a Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent a Fund from achieving its investment goal.

In seeking to achieve its investment goal, a Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in each Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by a Fund's shareholders is not required to modify or change a Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Funds are described below. There are many circumstances (including additional risks that are not described here) which could prevent a Fund from achieving its investment goal. You may lose money by investing in a Fund.

Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that a Fund will achieve its investment goal or perform favorably among comparable funds.

Index funds are subject to indexing risk. Your investment in a Fund will typically decline in value when its index declines. Since the Fund is designed to track its index, the Fund cannot purchase other securities that may help offset declines in its index. In addition, because a Fund may not hold all issues included in its index, may not always be fully invested, and bears transaction costs and expenses, a Fund's performance may fail to match the performance of its index, after taking expenses into account.

A Fund may not always be able to track the performance of its index by entering into stock index futures contracts because the prices of stock index futures contracts may not always match the movement of the index to which they relate. Also, a liquid secondary market may not be available, which might prevent the advisor from closing out a futures contract when desired.

The U.S. Treasury Index Fund is subject to interest rate risk, which is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Although U.S. Government securities, particularly U.S. Treasury securities, have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

Since the Columbia Large Company Index Fund and the Columbia Small Company Index Fund purchase equity securities, they are subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Sector risk is inherent in the investment strategy of the Columbia Large Company Index Fund and the Columbia Small Company Index Fund. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although a Fund does not intend to focus on any particular sector, to the extent that the stocks in a particular market sector comprise a significant portion of one of the Fund's indexes and, correspondingly, of a Fund's holdings, the Fund will be especially susceptible to the risks associated with investments in those market sectors.

Small- or mid-cap companies, such as those whose stocks are purchased by the Columbia Small Company Index Fund, may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY (LARGE COMPANY)

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

            UNDERSTANDING PERFORMANCE

            CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, returns would be lower.

            AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)

                                  (BAR CHART)

37.09%   22.54%   32.81%   28.06%   20.49%                                   27.67%   10.16%
                                             -9.08%    -12.22%    -22.05%
 1995     1996     1997     1998     1999     2000       2001       2002      2003     2004

   The Class's year-to-date total      For the periods shown in bar chart:
   return through June 30, 2005        Best quarter: 4th quarter 1998, +21.24%
   was -1.01%.                         Worst quarter: 3rd quarter 2002, -17.03%


 (1) The calendar year total returns shown for Class A shares include the returns of the Fund's Class Z shares for periods prior to December 9, 2002, the date on which Class A shares were initially offered by the Fund. Prior to December 9, 2002, the Fund's Class Z shares were designated as Trust Shares of the Galaxy II Large Company Index Fund, the predecessor to the Fund. Class A shares would have had substantially similar annual returns because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class A shares (in particular, 12b-1 fees, which Class Z shares do not pay) exceed expenses paid by Class Z shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                                                1 YEAR   5 YEARS    10 YEARS
Class A (%)
  Return Before Taxes                                             3.83   -3.79(1)    11.00(1)
  Return After Taxes on Distributions                             3.03   -4.81(1)     9.78(1)
  Return After Taxes on Distributions and Sale of Fund
    Shares                                                        3.47   -3.49(1)     9.26(1)

Class B (%)
  Return Before Taxes                                             4.28   -3.28(1)    11.47(1)
  Return After Taxes on Distributions                             3.55   -4.28(1)    10.27(1)
  Return After Taxes on Distributions and Sale of Fund
    Shares                                                        3.67   -3.06(1)     9.70(1)

Class C (%)
  Return Before Taxes                                             8.29   -2.92(1)    11.49(1)
  Return After Taxes on Distributions                             7.57   -3.92(1)    10.29(1)
  Return After Taxes on Distributions and Sale of Fund
    Shares                                                        6.28   -2.77(1)     9.72(1)

S&P 500 Index (%)                                                10.88   -2.30       12.07

--------------
 (1) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares for periods prior to December 9, 2002, the date on which Class A, B and C shares were initially offered by the Fund. Prior to December 9, 2002, the Fund's Class Z shares were designated as Trust Shares of the Galaxy II Large Company Index Fund, the predecessor to the Fund. The returns have not been adjusted to reflect any differences in expenses (such as 12b-1 fees) between Class Z and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A, B and C shares were initially offered on December 9, 2002, and Trust shares were initially offered on October 1, 1990.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

UNDERSTANDING EXPENSES

            SALES CHARGES are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

            ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees, and other expenses that generally include, but are not limited to, trustee and commitment fees. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

            EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

            -     $10,000 initial investment

            -     5% total return for each year

            -     Fund operating expenses remain the same

            -     Reinvestment of all dividends and distributions

            -     Class B shares convert to Class A shares after eight years

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                            CLASS A     CLASS B     CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                        5.75        0.00        0.00

Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                              0.00        5.00        1.00

Redemption fee (%)
(as a percentage of amount redeemed, if applicable)              (2)         (2)         (2)

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)   There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                  CLASS A     CLASS B     CLASS C
Management fee(1)(2) (%)                             0.20        0.20        0.20

Distribution and service (12b-1) fees (%)            0.25        1.00        1.00

Other expenses(3) (%)                                0.00        0.00        0.00

Total annual fund operating expenses (%)             0.45        1.20        1.20

(1) The Fund pays a management fee of 0.10% and an administration fee of 0.10%.

(2) Management fees have been restated to reflect contractual changes to the administration fee for the Fund effective November 1, 2004.

(3)   Rounds to less than 0.005%.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS
YEARS                                 1 YEAR    3 YEARS    5 YEARS    10 YEARS
Class A                               $  618    $   711    $   813    $  1,109

Class B:  did not sell your shares    $  122    $   381    $   660    $  1,246
          sold all your shares at
          the end of the period       $  622    $   681    $   860    $  1,246

Class C:  did not sell your shares    $  122    $   381    $   660    $  1,455
          sold all your shares at
          the end of the period       $  222    $   381    $   660    $  1,455

See Appendix A for additional hypothetical investment and expense information.

PERFORMANCE HISTORY (SMALL COMPANY)

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

UNDERSTANDING PERFORMANCE

            CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

            AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)

                                  (BAR CHART)

33.11%   19.68%   23.56%             11.66%   11.00%   6.21%            37.73%   21.75%
                           -1.75%                              -15.31%
 1995     1996     1997     1998      1999     2000    2001      2002    2003     2004

      The Class's year-to-date total    For the periods shown in bar chart:
      return through June 30, 2005      Best quarter: 4th quarter 2001, +20.50%
      was 1.59%.                        Worst quarter: 3rd quarter 1998, -20.89%

 (1) The calendar year total returns shown for Class A shares include the returns of the Fund's Class Z shares, for periods prior to November 25, 2002, the date on which Class A shares were initially offered by the Fund. Prior to November 25, 2002, the Fund's Class Z shares were designated as Trust Shares of the Galaxy II Small Company Index Fund, the predecessor to the Fund. Class A shares would have had substantially similar annual returns because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class A shares (in particular, 12b-1 fees, which Class Z shares do not pay) exceed expenses paid by Class Z shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                                             1 YEAR    5 YEARS     10 YEARS
Class A (%)
  Return Before Taxes                                         14.73     9.55(1)     13.04(1)
  Return After Taxes on Distributions                         13.73     8.22(1)     10.49(1)
  Return After Taxes on Distributions and Sale of Fund
    Shares                                                    10.64     7.64(1)     10.18(1)

Class B (%)
  Return Before Taxes                                         15.88    10.23(1)     13.53(1)
  Return After Taxes on Distributions                         14.96     8.91(1)     10.98(1)
  Return After Taxes on Distributions and Sale of Fund
    Shares                                                    11.46     8.26(1)     10.65(1)

Class C (%)
  Return Before Taxes                                         19.92    10.53(1)     13.55(1)
  Return After Taxes on Distributions                         18.99     9.22(1)     11.00(1)
  Return After Taxes on Distributions and Sale of Fund
    Shares                                                    14.09     8.54(1)     10.66(1)

S&P SmallCap 600 Index (%)                                    22.65    11.60        14.29

--------------
 (1) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares for periods prior to November 25, 2002, the date on which Class A, B and C shares were initially offered by the Fund. Prior to November 25, 2002, the Fund's Class Z shares were designated as Trust Shares of the Galaxy II Small Company Index Fund, the predecessor to the Fund. The returns have not been adjusted to reflect any differences in expenses (such as 12b-1 fees) between Class Z and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A, B and C shares were initially offered on November 25, 2002, and Trust shares were initially offered on October 1, 1990.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

            UNDERSTANDING EXPENSES

            SALES CHARGES are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

            ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees, and other expenses that generally include, but are not limited to, trustee and commitment fees. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

            EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

            -     $10,000 initial investment

            -     5% total return for each year

            -     Fund operating expenses remain the same

            -     Reinvestment of all dividends and distributions

            -     Class B shares convert to Class A shares after eight years

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              CLASS A    CLASS B    CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                          5.75       0.00       0.00

Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                                0.00       5.00       1.00

Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                (2)        (2)        (2)

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)   There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                               CLASS A    CLASS B     CLASS C
Management fee(1)(2) (%)                          0.20       0.20        0.20

Distribution and service (12b-1) fees (%)         0.25       1.00        1.00

Other expenses (%)                                0.01       0.01        0.01

Total annual fund operating expenses (%)          0.46       1.21        1.21

-------------
(1) The Fund pays a management fee of 0.10% and an administration fee of 0.10%.

(2) Management fees have been restated to reflect contractual changes to the administration fee for the Fund effective November 1, 2004.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS
YEARS                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
Class A                                 $  619    $   714    $   818    $  1,121

Class B:  did not sell your shares      $  123    $   384    $   665    $  1,257
          sold all your shares at
          the end of the period         $  623    $   684    $   865    $  1,257

Class C:  did not sell your shares      $  123    $   384    $   665    $  1,466
          sold all your shares at
          the end of the period         $  223    $   384    $   665    $  1,466

See Appendix A for additional hypothetical investment and expense information.

PERFORMANCE HISTORY (TREASURY)

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

            UNDERSTANDING PERFORMANCE

            CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years.

            They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

            AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)

                                   (BAR CHART)

18.06%   2.21%   9.27%   9.76%             13.13%   6.28%   11.09%   1.63%   2.85%
                                 -2.85%
 1995    1996    1997    1998     1999      2000    2001     2002    2003    2004

  The Class's year-to-date total return  For the periods shown in bar chart:
  through June 30, 2005 was 2.98%.       Best quarter: 3rd quarter 2002, +7.25%
                                         Worst quarter: 2nd quarter 2004, -3.27%

 (1) The calendar year total returns shown for Class A shares include the returns of the Fund's Class Z shares for periods prior to November 25, 2002, the date on which Class A shares were initially offered by the Fund. Prior to November 25, 2002, the Fund's Class Z shares were designated as Trust Shares of the Galaxy II U.S. Treasury Index Fund, the predecessor to the Fund. Class A shares would have had substantially similar annual returns because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class A shares (in particular, 12b-1 fees, which Class Z shares do not pay) exceed expenses paid by Class Z shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                                          1 YEAR     5 YEARS    10 YEARS
Class A (%)
  Return Before Taxes                                      -2.06      5.86(1)     6.46(1)
  Return After Taxes on Distributions                      -3.33      3.93(1)     4.20(1)
  Return After Taxes on Distributions and Sale of Fund
    Shares                                                 -1.35      3.82(1)     4.11(1)

Class B (%)
  Return Before Taxes                                      -2.87      6.26(1)     6.81(1)
  Return After Taxes on Distributions                      -3.93      4.41(1)     4.60(1)
  Return After Taxes on Distributions and Sale of Fund
    Shares                                                 -1.87      4.22(1)     4.46(1)

Class C (%)
  Return Before Taxes                                       1.25      6.64(1)     6.85(1)

  Return After Taxes on Distributions                       0.14      4.79(1)     4.62(1)
  Return After Taxes on Distributions and Sale of Fund
    Shares                                                  0.80      4.55(1)     4.48(1)

Citigroup Bond U.S. Treasury Index (%)                      3.53      7.44        7.43

 (1) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares for periods prior to November 25, 2002, the date on which Class A, B and C shares were initially offered by the Fund. Prior to November 25, 2002, the Fund's Class Z shares were designated as Trust Shares of the Galaxy II U.S. Treasury Index Fund, the predecessor to the Fund. The returns have not been adjusted to reflect any differences in expenses (such as 12b-1 fees) between Class Z and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A, B and C shares were initially offered on November 25, 2002, and Trust shares were initially offered on October 1, 1990.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

            UNDERSTANDING EXPENSES

            SALES CHARGES are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

            ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees, and other expenses that generally include, but are not limited to, trustee and commitment fees. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

            EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

            -     $10,000 initial investment

            -     5% total return for each year

            -     Fund operating expenses remain the same

            -     Reinvestment of all dividends and distributions

            -     Class B shares convert to Class A shares after eight years

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                             CLASS A     CLASS B    CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         4.75        0.00       0.00

Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               0.00        5.00       1.00

Redemption fee (%)
(as a percentage of amount redeemed, if applicable)               (2)         (2)        (2)

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)   There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                CLASS A    CLASS B    CLASS C
Management fee(1) (%)                              0.40       0.40     0.40

Distribution and service (12b-1) fees (%)          0.25       1.00     1.00(2)

Other expenses (%)                                 0.01       0.01     0.01

Total annual fund operating expenses (%)           0.66       1.41     1.41(2)

(1) The Fund pays a management fee of 0.10% and an administration fee of 0.30%.

(2) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table the 12b-1 fee for Class C shares would be 0.85% and total annual fund operating expenses for Class C shares would be 1.26%. This arrangement may be modified or terminated by the distributor at any time.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS
YEARS                                 1 YEAR    3 YEARS    5 YEARS    10 YEARS
Class A:                              $  539    $   676    $   825    $  1,258

Class B:  did not sell your shares    $  144    $   446    $   771    $  1,486
          sold all your shares at
          the end of the period       $  644    $   746    $   971    $  1,486

Class C:  did not sell your shares    $  144    $   446    $   771    $  1,691
          sold all your shares at
          the end of the period       $  244    $   446    $   771    $  1,691

See Appendix A for additional hypothetical investment and expense information.

YOUR ACCOUNT

HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When a Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Funds' transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Funds' transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS

Through your           Your financial advisor can help you establish your
financial advisor      account and buy Fund shares on your behalf. To receive
                       the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York Stock Exchange ("NYSE"), usually
                       4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to the transfer agent, Columbia
                       Funds Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.

By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or
                       send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.

By exchange            You or your financial advisor may acquire shares of a
                       Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for shares of the same class (and, in come cases, certain other classes) of the Fund at no additional cost.
                       There may be an additional sales charge if exchanging from a money market fund. To exchange by telephone, call
                       1-800-422-3737.

By wire You may purchase shares of a Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 for wiring instructions.

By electronic          You may purchase shares of a Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic              You may make monthly or quarterly investments
investment plan        automatically from your bank account to your Fund
                       account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar       You may purchase shares of a Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling
                       1-800-345-6611. There may be an additional sales charge if exchanging from a money market fund. Be sure to complete the appropriate section of the account application for this feature.

By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares (and, in some
                       cases, certain other classes) of a Fund at no additional sales charge. There may be an additional sales charge if exchanging from a money market fund. To invest your dividends in a Fund, call 1-800-345-6611.

INVESTMENT MINIMUMS

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For participants in the Automatic Investment Plan the initial investment minimum is $50. For participants in certain retirement plans the initial investment minimum is $25. The Funds reserve the right to change these investment minimums. Each Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Please see the Statement of Additional Information for more details on investment minimums.

SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge ("CDSC") when you sell, shares of a Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.

            CHOOSING A SHARE CLASS

            The Funds offer three classes of shares in this prospectus -- CLASS A, B AND C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares.

            Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

            The Funds also offer an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES -- COLUMBIA LARGE COMPANY INDEX FUND & COLUMBIA SMALL COMPANY INDEX FUND

                                                                 % OF OFFERING
                                     AS A % OF                       PRICE
                                     THE PUBLIC      AS A %       RETAINED BY
                                      OFFERING      OF YOUR        FINANCIAL
AMOUNT PURCHASED                       PRICE       INVESTMENT       ADVISOR
Less than $50,000                          5.75          6.10             5.00

$50,000 to less than $100,000              4.50          4.71             3.75

$100,000 to less than $250,000             3.50          3.63             2.75

$250,000 to less than $500,000             2.50          2.56             2.00

$500,000 to less than $1,000,000           2.00          2.04             1.75

$1,000,000 or more                         0.00          0.00             0.00

CLASS A SALES CHARGES -- COLUMBIA U.S. TREASURY INDEX FUND

                                                                 % OF OFFERING
                                     AS A % OF                       PRICE
                                     THE PUBLIC      AS A %       RETAINED BY
                                      OFFERING      OF YOUR        FINANCIAL
AMOUNT PURCHASED                       PRICE       INVESTMENT       ADVISOR
Less than $50,000                          4.75          4.99             4.25

$50,000 to less than $100,000              4.50          4.71             4.00

$100,000 to less than $250,000             3.50          3.63             3.00

$250,000 to less than $500,000             2.50          2.56             2.00

$500,000 to less than $1,000,000           2.00          2.04             1.75

$1,000,000 or more                         0.00          0.00             0.00

            UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

            Certain investments in Class B and Class C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.

REDUCED SALES CHARGES FOR LARGER INVESTMENTS.

  A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Funds and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, a Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart above, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, a Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Funds and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by a Fund.

  B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

-     Individual accounts

-     Joint accounts

-     Certain IRA accounts

-     Certain trusts

-     UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, stepparent, legal guardian, child, stepchild, father-in-law and mother-in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.

  C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Funds are not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Funds or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Funds' transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.

  D. How can I obtain more information about breakpoint discounts?

Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Funds' Statement of Additional Information and at www.columbiafunds.com.

CLASS B SHARES Your purchases of Class B shares are made at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES

                                      % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE         SHARES ARE SOLD
Through first year                               5.00

Through second year                              4.00

Through third year                               3.00

Through fourth year                              3.00

Through fifth year                               2.00

Through sixth year                               1.00

Longer than six years                            0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the period during which a CDSC would apply when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation (as described above) apply, so that if the combined value of the eligible Fund accounts in all classes maintained by you and each member of your immediate family (as defined above), together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to a lower CDSC and the applicable reduced holding period, provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Funds are not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Funds or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. This Class B share discount program for larger purchases (as further described in the charts below) is not applicable to Class B shares received by former Galaxy Fund Prime B shareholders in connection with the reorganization of the former Galaxy Fund.

PURCHASES OF $250,000 TO LESS THAN $500,000:

CLASS B SALES CHARGES

                                         % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE            SHARES ARE SOLD
Through first year                                  3.00

Through second year                                 2.00

Through third year                                  1.00

Longer than three years                             0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

CLASS B SALES CHARGES

                                   % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE      SHARES ARE SOLD
Through first year                            3.00

Through second year                           2.00

Through third year                            1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or to a financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

CLASS C SHARES Your purchases of Class C shares are made at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

CLASS C SALES CHARGES

                                   % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE      SHARES ARE SOLD
Through first year                            1.00

Longer than one year                          0.00

HOW TO EXCHANGE SHARES

You may exchange your shares for shares of the same class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. A Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Funds' policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of a Fund on any regular business day that the NYSE is open.

When a Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

A Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS

Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.

By exchange            You or your financial advisor may sell shares of a Fund
                       by exchanging from a Fund into the same share class (and, in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at no additional cost. To exchange by telephone, call
                       1-800-422-3737.

By telephone           You or your financial advisor may sell shares of a Fund
                       by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.

By mail You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                       Mail your letter of instruction to Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares of a Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

By electronic          You may sell shares of a Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES

The interests of the Funds' long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Funds. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Funds has adopted the policies and procedures set forth below with respect to frequent trading of the Funds' shares.

Each Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if a Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if a Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Funds are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into a Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Funds. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Funds typically are not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Funds' practices discussed above.

The Funds seek to act in a manner that they believe is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither a Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

DISTRIBUTION AND SERVICE FEES

RULE 12B-1 PLAN Each Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B, and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The distributor has voluntarily agreed to waive a portion of the Treasury Fund's Class C share distribution fee so that it does not exceed 0.60% annually. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedule applicable to Class B shares.

ADDITIONAL INTERMEDIARY COMPENSATION In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of a Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Funds' investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Funds. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.

OTHER INFORMATION ABOUT YOUR ACCOUNT

HOW THE FUNDS' SHARE PRICE IS DETERMINED The price of each class of a Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

Each Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, each Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Funds may use other data to determine the fair value of the securities.

Each Fund, with the exception of Columbia U.S. Treasury Index Fund, has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for each Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Funds' transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Funds.

DIVIDENDS, DISTRIBUTIONS AND TAXES Each Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Funds, net of expenses incurred by the Funds.

Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

            UNDERSTANDING FUND DISTRIBUTIONS

            Each Fund may earn income from the securities it holds. Each Fund also may realize capital gains or losses on sales of its securities. Each Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

DISTRIBUTION OPTIONS The Large Company and Small Company Funds distribute any dividends annually and any capital gains (including short-term capital gains) at least annually. The Treasury Fund declares any dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares of the Treasury Fund begin to earn dividends on the date on which a purchase order is settled by payment. Shares stop earning dividends at the close of business on the day before the date on which a redemption order is settled. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, each Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your current fund

Reinvest all distributions in shares of another fund

Receive dividends in cash (see options below) and reinvest capital gains

Receive all distributions in cash (with one of the following options):

  -  send the check to your address of record

  -  send the check to a third party address

  -  transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in a Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by each Fund, you may realize a capital gain or loss when selling or exchanging shares of a Fund. Such transactions also may be subject to federal, state and local income tax.

MANAGING THE FUNDS

INVESTMENT ADVISOR

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Funds' investment advisor. Columbia Management is responsible for the Funds' management, subject to oversight by the Funds' Board of Trustees. In its duties as investment advisor, Columbia Management runs the Funds' day-to-day business, including placing all orders for the purchase and sale of the Funds' portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to June 15, 2005, CMG was a corporation. Effective June 15, 2005, CMG converted to a limited liability company. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2005 fiscal year, aggregate advisory fees paid to Columbia Management by Columbia Large Company Index Fund, Columbia Small Company Index Fund and Columbia U.S. Treasury Index Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by each Fund, amounted to 0.10% of average daily net assets of each Fund.

A discussion of the factors considered by the Funds' Board of Trustees in approving the Funds' investment advisory contract is included in the Funds' annual report to shareholders for the fiscal year ended March 31, 2005.

PORTFOLIO MANAGERS

Vikram J. Kuriyan, PhD, a portfolio manager of Columbia Management, is the manager for the Columbia Large Company Index Fund and the Columbia Small Company Index Fund and has managed the Funds since June, 2005. Dr. Kuriyan has been associated with Columbia Management or its predecessor or affiliate organizations since January, 2000.

David Lindsay, a senior vice president of Columbia Management, is the manager for the Columbia U.S. Treasury Index Fund and has managed the Fund since July, 1994. Mr. Lindsay has been associated with Columbia Management or its predecessors since 1986.

The Statement of Additional Information provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Funds.

LEGAL PROCEEDINGS

On February 9, 2005, Columbia Management and Columbia Funds Distributor, Inc. ("CFD") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia Management and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the funds' independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the Fund or its shareholders can not currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov.

A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL"). The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, removal of the trustees of the funds, removal of Columbia Management and CFD, disgorgement of all management fees and monetary damages. The MDL is ongoing.

On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the funds and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the funds and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

In 2004, certain Columbia Funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits seek damages and allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as IN RE COLUMBIA ENTITIES LITIGATION. The plaintiffs filed a consolidated amended complaint on June 9, 2005.

On March 21, 2005, purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance. Information is shown for the Funds' fiscal years since inception, which run from April 1 to March 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which, for the years ended March 31, 2004 and 2005, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Funds' financial statements, is included in the Funds' annual report. The information for the period ended March 31, 2003 has been derived from the Funds' financial statements which have been audited by another independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

COLUMBIA LARGE COMPANY INDEX FUND

                                                                YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                                                 MARCH 31,     MARCH 31,      MARCH 31,
                                                                  2005         2004(a)        2003(b)
                                                                 Class A       Class A        Class A
                                                                ----------    ----------    ------------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                              26.98         20.44           22.19

INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(c)                                          0.43(d)         0.27            0.07
  Net realized and unrealized gain (loss) on investments              1.24          6.64           (1.51)

Total from Investment Operations                                      1.67          6.91           (1.44)

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                                         (0.38)        (0.26)          (0.25)
  From net realized gains                                            (1.05)        (0.11)          (0.06)

Total Distributions Declared to Shareholders                         (1.43)        (0.37)          (0.31)

NET ASSET VALUE --
END OF PERIOD ($)                                                    27.22         26.98           20.44

Total return (%)(e)                                                   6.11         33.90(f)        (6.58)(g)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses                                                            0.57          0.63            0.65(h)
  Net investment income                                               1.59          1.07            1.13(h)
  Waiver/reimbursement                                                  --          0.02              --
Portfolio turnover rate (%)                                             12            10              13
Net assets, end of period (000's) ($)                               24,398        12,036             170

(a) Effective October 13, 2003, the Liberty Large Company Index Fund was renamed Columbia Large Company Index Fund.

(b) Class A shares were initially offered on December 9, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share reflects a special dividend which amounted to $0.08 per share.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)   Not annualized. (h) Annualized.

COLUMBIA LARGE COMPANY INDEX FUND

                                                                YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                                                 MARCH 31,     MARCH 31,      MARCH 31,
                                                                   2005        2004(a)        2003(b)
                                                                 Class B       Class B        Class B
                                                                ----------    ----------    ------------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                              26.89         20.35           22.19

INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(c)                                            0.21(d)       0.09            0.03
  Net realized and unrealized gain (loss) on investments              1.24          6.63           (1.56)

Total from Investment Operations                                      1.45          6.72           (1.53)

LESS DISTRIBUTIONS DECLARED

TO SHAREHOLDERS ($):
  From net investment income                                         (0.18)        (0.07)          (0.25)
  From net realized gains                                            (1.05)        (0.11)          (0.06)

Total Distributions Declared to Shareholders                         (1.23)        (0.18)          (0.31)

NET ASSET VALUE --
END OF PERIOD ($)                                                    27.11         26.89           20.35

Total return (%)(e)                                                   5.29         33.05(f)        (7.00)(g)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses()                                                          1.32          1.38            1.40(h)
  Net investment income                                               0.79          0.34            0.50(h)
  Waiver/reimbursement                                                  --          0.02              --
Portfolio turnover rate (%)                                             12            10              13
Net assets, end of period (000's) ($)                               13,027         9,093             521

(a) Effective October 13, 2003, the Liberty Large Company Index Fund was renamed Columbia Large Company Index Fund.

(b) Class B shares were initially offered on December 9, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share reflects a special dividend which amounted to $0.08 per share.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h)   Annualized.

COLUMBIA LARGE COMPANY INDEX FUND

                                                                YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                                                 MARCH 31,    MARCH 31,       MARCH 31,
                                                                   2005        2004(a)        2003(b)
                                                                 Class C       Class C        Class C
                                                                ----------    ----------    ------------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                              26.95         20.40           22.19

INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(c)                                            0.22(d)       0.08            0.02
  Net realized and unrealized gain (loss) on investments              1.24          6.65           (1.50)

Total from Investment Operations                                      1.46          6.73           (1.48)

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                                         (0.18)        (0.07)          (0.25)
  From net realized gains                                            (1.05)        (0.11)          (0.06)

Total Distributions Declared to Shareholders                         (1.23)        (0.18)          (0.31)

NET ASSET VALUE --
END OF PERIOD ($)                                                    27.18         26.95           20.40

Total return (%)(e)                                                   5.32         33.01(f)        (6.77)(g)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses                                                            1.32          1.38            1.40(h)
  Net investment income                                               0.80          0.33            0.37(h)
  Waiver/reimbursement                                                  --          0.02              --

Portfolio turnover rate (%)                                             12            10              13
Net assets, end of period (000's) ($)                                3,133         1,965             185

(a) Effective October 13, 2003, the Liberty Large Company Index Fund was renamed Columbia Large Company Index Fund.

(b) Class C shares were initially offered on December 9, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share reflects a special dividend which amounted to $0.08 per share.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h)   Annualized.

COLUMBIA SMALL COMPANY INDEX FUND

                                                                YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                                                MARCH 31,     MARCH 31,      MARCH 31,
                                                                   2005        2004(a)        2003(b)
                                                                 Class A       Class A        Class A
                                                                ----------    ----------    ------------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                              19.58         12.63           14.19

INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(c)                                            0.12          0.04            0.02
  Net realized and unrealized gain (loss) on investments              2.32          6.94           (1.26)

Total from Investment Operations                                      2.44          6.98           (1.24)

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                                         (0.08)        (0.03)          (0.09)
  From net realized gains                                            (1.08)           --           (0.23)
  Return of capital                                                     --            --              --(d)

Total Distributions Declared to Shareholders                         (1.16)        (0.03)          (0.32)

NET ASSET VALUE --
END OF PERIOD ($)                                                    20.86         19.58           12.63

Total return (%)(e)                                                  12.37         55.26           (8.91)(f)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses                                                            0.57          0.66            0.65(g)
  Net investment income                                               0.58          0.24            0.34(g)
Portfolio turnover rate (%)                                             17            20              27
Net assets, end of period (000's) ($)                                8,351         2,299               4

(a) Effective October 13, 2003, the Liberty Small Company Index Fund was renamed Columbia Small Company Index Fund.

(b) Class A shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d)   Rounds to less than $0.01 per share.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)   Not annualized.

(g)   Annualized.

COLUMBIA SMALL COMPANY INDEX FUND

                                                                YEAR ENDED    Year ended    PERIOD ENDED
                                                                MARCH 31,     March 31,      MARCH 31,
                                                                   2005        2004(a)        2003(b)
                                                                 Class B       Class B        Class B
                                                                ----------    ----------    ------------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                              19.41         12.60           14.19

INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(c)                                             (0.04)        (0.09)          (0.02)
  Net realized and unrealized gain (loss) on investments              2.30          6.90           (1.25)

Total from Investment Operations                                      2.26          6.81           (1.27)

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                                            --            --           (0.09)
  From net realized gains                                            (1.08)           --           (0.23)
  Return of capital                                                     --            --              --(d)

Total Distributions Declared to Shareholders                         (1.08)           --           (0.32)

NET ASSET VALUE --
END OF PERIOD ($)                                                    20.59         19.41           12.60

Total return (%)(e)                                                  11.57         54.05           (9.15)(f)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses                                                            1.32          1.41            1.40(g)
  Net investment loss                                                (0.19)        (0.51)          (0.40)(g)
Portfolio turnover rate (%)                                             17            20              27
Net assets, end of period (000's) ($)                                3,387         1,340              94

-----------
(a) Effective October 13, 2003, the Liberty Small Company Index Fund was renamed Columbia Small Company Index Fund.

(b) Class B shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d)   Rounds to less than $0.01 per share.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)   Not annualized.

(g)   Annualized.

COLUMBIA SMALL COMPANY INDEX FUND

                                                                YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                                                MARCH 31,     MARCH 31,      MARCH 31,
                                                                   2005        2004(a)        2003(b)
                                                                  Class C      Class C        Class C
                                                                ----------    ----------    ------------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                              19.43         12.62           14.19

INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(c)                                             (0.04)        (0.09)          (0.03)
  Net realized and unrealized gain (loss) on investments              2.31          6.90           (1.22)

Total from Investment Operations                                      2.27          6.81           (1.25)

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                                            --            --           (0.09)
  From net realized gains                                            (1.08)           --           (0.23)
  Return of capital                                                     --            --              --(d)

Total Distributions Declared to Shareholders                         (1.08)           --           (0.32)

NET ASSET VALUE --
END OF PERIOD ($)                                                    20.62         19.43           12.62

Total return (%)(e)                                                  11.61         53.96           (9.01)(f)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses                                                            1.32          1.41            1.40(g)
  Net investment loss                                                (0.18)        (0.52)          (0.70)(g)
Portfolio turnover rate (%)                                             17            20              27
Net assets, end of period (000's) ($)                                3,278         1,225               1

-----------
(a) Effective October 13, 2003, the Liberty Small Company Index Fund was renamed Columbia Small Company Index Fund.

(b) Class C shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d)   Rounds to less than $0.01 per share.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)   Not annualized.

(g)   Annualized.

COLUMBIA U.S. TREASURY INDEX FUND

                                                                 YEAR ENDED        YEAR ENDED    PERIOD ENDED
                                                                  MARCH 31,         MARCH 31,      MARCH 31,
                                                                    2005             2004(a)        2003(b)
                                                                   Class A           Class A        Class A
                                                                 ----------        ----------    ------------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                               11.18             11.25           11.05

INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(c)                                             0.35              0.35            0.19
  Net realized and unrealized gain on investments                     (0.41)             0.05            0.15

Total from Investment Operations                                      (0.06)             0.40            0.34

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                                          (0.40)            (0.47)          (0.14)

NET ASSET VALUE --
END OF PERIOD ($)                                                     10.72             11.18           11.25

Total return (%)(d)                                                   (0.48)             3.70            3.12(e)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses                                                             0.66              0.66            0.65(f)
  Net investment income                                                3.22              3.14            4.86(f)
Portfolio turnover rate (%)                                              44                42              48
Net assets, end of period (000's) ($)                                 3,314             2,625             477

-------------
(a) Effective October 13, 2003, the Liberty U.S. Treasury Index Fund was renamed Columbia U.S. Treasury Index Fund.

(b) Class A shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)   Not annualized.

(f)   Annualized.

COLUMBIA U.S. TREASURY INDEX FUND

                                                             YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                                              MARCH 31,     MARCH 31,      MARCH 31,
                                                               2005         2004(a)        2003(b)
                                                              Class B       Class B        Class B
                                                             ----------    ----------    ------------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                           11.18         11.25           11.05

INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(c)                                         0.27          0.27            0.17
  Net realized and unrealized gain on investments                 (0.41)         0.05            0.15

Total from Investment Operations                                  (0.14)         0.32            0.32

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                                      (0.32)        (0.39)          (0.12)

NET ASSET VALUE --
END OF PERIOD ($)                                                 10.72         11.18           11.25

Total return (%)(d)                                               (1.23)         2.91            2.87(e)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses                                                         1.41          1.41            1.40(f)
  Net investment income                                            2.48          2.44            4.25(f)
Portfolio turnover rate (%)                                          44            42              48
Net assets, end of period (000's) ($)                             1,451         1,574             678

(a) Effective October 13, 2003, the Liberty U.S. Treasury Index Fund was renamed Columbia U.S. Treasury Index Fund.

(b) Class B shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)   Not annualized.

(f)   Annualized.

COLUMBIA U.S. TREASURY INDEX FUND

                                                             YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                                              MARCH 31,     MARCH 31,      MARCH 31,
                                                               2005          2004(a)        2003(b)
                                                              Class C        Class C       Class C
                                                             ----------    ----------    ------------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                           11.18         11.25           11.05

INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(c)                                         0.29          0.28            0.27
  Net realized and unrealized gain on investments                 (0.41)         0.06            0.05

Total from Investment Operations                                  (0.12)         0.34            0.32

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                                      (0.34)        (0.41)          (0.12)

NET ASSET VALUE --
END OF PERIOD ($)                                                 10.72         11.18           11.25

Total return (%) (d)(e)                                           (1.07)         3.07            2.92(f)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses                                                         1.26          1.26            1.25(g)
  Net investment income                                            2.67          2.56            6.87(g)
  Waiver/reimbursement                                             0.15          0.15            0.15(g)
Portfolio turnover rate (%)                                          44            42              48
Net assets, end of period (000's) ($)                               869         1,843             414

(a) Effective October 13, 2003, the Liberty U.S. Treasury Index Fund was renamed Columbia U.S. Treasury Index Fund.

(b) Class C shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e) Had the Distributor not waived a portion of expenses, total return would have been reduced.

(f)   Not annualized.

(g)   Annualized.

APPENDIX A

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Funds, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Funds assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Funds, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any fee waiver or expense reimbursement.

COLUMBIA LARGE COMPANY INDEX FUND -- CLASS A SHARES(1)

ANNUAL EXPENSE RATIO  INITIAL HYPOTHETICAL INVESTMENT AMOUNT  ASSUMED RATE OF RETURN
--------------------  --------------------------------------  ----------------------
      0.45%                        $10,000.00                         5%

          CUMULATIVE RETURN        HYPOTHETICAL YEAR-                         HYPOTHETICAL YEAR-
            BEFORE FEES &          END BALANCE BEFORE    CUMULATIVE RETURN    END BALANCE AFTER   ANNUAL FEES &
YEAR          EXPENSES              FEES & EXPENSES    AFTER FEES & EXPENSES   FEES & EXPENSES      EXPENSES
----  ---------------------------  ------------------  ---------------------  ------------------  -------------
1                5.00%                 $ 9,896.25               4.55%             $ 9,853.84        $  618.38
2               10.25%                 $10,391.06               9.31%             $10,302.19        $   45.35
3               15.76%                 $10,910.62              14.28%             $10,770.94        $   47.41
4               21.55%                 $11,456.15              19.48%             $11,261.01        $   49.57
5               27.63%                 $12,028.95              24.92%             $11,773.39        $   51.83
6               34.01%                 $12,630.40              30.60%             $12,309.08        $   54.19
7               40.71%                 $13,261.92              36.54%             $12,869.14        $   56.65
8               47.75%                 $13,925.02              42.76%             $13,454.69        $   59.23
9               55.13%                 $14,621.27              49.25%             $14,066.88        $   61.92
10              62.89%                 $15,352.33              56.04%             $14,706.92        $   64.74

TOTAL GAIN BEFORE FEES & EXPENSES      $ 5,927.33
TOTAL GAIN AFTER FEES & EXPENSES                                                  $ 5,281.92
TOTAL ANNUAL FEES & EXPENSES PAID                                                                   $1,109.27

(1) For Class A shares, the year one Annual Fees & Expenses and Hypothetical Year-End Balance Before Fees & Expenses information shown include the dollar amount and effect of any applicable front-end sales charge of the fund.

COLUMBIA LARGE COMPANY INDEX FUND -- CLASS B SHARES

ANNUAL EXPENSE RATIO  INITIAL HYPOTHETICAL INVESTMENT AMOUNT  ASSUMED RATE OF RETURN
--------------------  --------------------------------------  ----------------------
       1.20%                        $10,000.00                         5%

          CUMULATIVE RETURN        HYPOTHETICAL YEAR-                         HYPOTHETICAL YEAR-
            BEFORE FEES &          END BALANCE BEFORE    CUMULATIVE RETURN    END BALANCE AFTER   ANNUAL FEES &
YEAR          EXPENSES              FEES & EXPENSES    AFTER FEES & EXPENSES  FEES & EXPENSES       EXPENSES
----  ---------------------------  ------------------  ---------------------  ------------------  -------------
1                5.00%                 $10,500.00              3.80%              $10,380.00        $  122.28
2               10.25%                 $11,025.00              7.74%              $10,774.44        $  126.93
3               15.76%                 $11,576.25             11.84%              $11,183.87        $  131.75
4               21.55%                 $12,155.06             16.09%              $11,608.86        $  136.76
5               27.63%                 $12,762.82             20.50%              $12,049.99        $  141.95
6               34.01%                 $13,400.96             25.08%              $12,507.89        $  147.35
7               40.71%                 $14,071.00             29.83%              $12,983.19        $  152.95
8               47.75%                 $14,774.55             34.77%              $13,476.55        $  158.76
9               55.13%                 $15,513.28             40.90%              $14,089.74        $   62.02
10              62.89%                 $16,288.95             47.31%              $14,730.82        $   64.85

TOTAL GAIN BEFORE FEES & EXPENSES      $ 6,288.95
TOTAL GAIN AFTER FEES & EXPENSES                                                  $ 4,730.82
TOTAL ANNUAL FEES & EXPENSES PAID                                                                   $1,245.59

COLUMBIA LARGE COMPANY INDEX FUND -- CLASS C SHARES

ANNUAL EXPENSE RATIO     INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
--------------------     --------------------------------------   ----------------------
       1.20%                           $10,000.00                          5%

          CUMULATIVE RETURN        HYPOTHETICAL YEAR-                         HYPOTHETICAL YEAR-
            BEFORE FEES &          END BALANCE BEFORE    CUMULATIVE RETURN    END BALANCE AFTER   ANNUAL FEES &
YEAR          EXPENSES              FEES & EXPENSES    AFTER FEES & EXPENSES  FEES & EXPENSES       EXPENSES
----  ---------------------------  ------------------  ---------------------  ------------------  -------------
1               5.00%                   $10,500.00             3.80%              $10,380.00        $  122.28
2              10.25%                   $11,025.00             7.74%              $10,774.44        $  126.93
3              15.76%                   $11,576.25            11.84%              $11,183.87        $  131.75
4              21.55%                   $12,155.06            16.09%              $11,608.86        $  136.76
5              27.63%                   $12,762.82            20.50%              $12,049.99        $  141.95
6              34.01%                   $13,400.96            25.08%              $12,507.89        $  147.35
7              40.71%                   $14,071.00            29.83%              $12,983.19        $  152.95
8              47.75%                   $14,774.55            34.77%              $13,476.55        $  158.76
9              55.13%                   $15,513.28            39.89%              $13,988.66        $  164.79
10             62.89%                   $16,288.95            45.20%              $14,520.23        $  171.05

TOTAL GAIN BEFORE FEES & EXPENSES       $ 6,288.95
TOTAL GAIN AFTER FEES & EXPENSES                                                  $ 4,520.23
TOTAL ANNUAL FEES & EXPENSES PAID                                                                   $1,454.56

COLUMBIA SMALL COMPANY INDEX FUND -- CLASS A SHARES(1)

ANNUAL EXPENSE RATIO   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
--------------------   --------------------------------------   ----------------------
       0.46%                         $10,000.00                          5%

                                   HYPOTHETICAL YEAR-                         HYPOTHETICAL YEAR-
          CUMULATIVE RETURN           END BALANCE                                END BALANCE
            BEFORE FEES &            BEFORE FEES &       CUMULATIVE RETURN      AFTER FEES &      ANNUAL FEES &
YEAR          EXPENSES                 EXPENSES        AFTER FEES & EXPENSES      EXPENSES          EXPENSES
----  ---------------------------  ------------------  ---------------------  ------------------  -------------
1               5.00%                   $ 9,896.25             4.54%              $ 9,852.90        $  619.34
2              10.25%                   $10,391.06             9.29%              $10,300.22        $   46.35
3              15.76%                   $10,910.62            14.25%              $10,767.85        $   48.46
4              21.55%                   $11,456.15            19.43%              $11,256.71        $   50.66
5              27.63%                   $12,028.95            24.86%              $11,767.76        $   52.96
6              34.01%                   $12,630.40            30.53%              $12,302.02        $   55.36
7              40.71%                   $13,261.92            36.45%              $12,860.53        $   57.87
8              47.75%                   $13,925.02            42.65%              $13,444.40        $   60.50
9              55.13%                   $14,621.27            49.12%              $14,054.77        $   63.25
10             62.89%                   $15,352.33            55.89%              $14,692.86        $   66.12

TOTAL GAIN BEFORE FEES & EXPENSES       $ 5,927.33
TOTAL GAIN AFTER FEES & EXPENSES                                                  $ 5,267.86
TOTAL ANNUAL FEES & EXPENSES PAID                                                                   $1,120.86

COLUMBIA SMALL COMPANY INDEX FUND -- CLASS B SHARES

ANNUAL EXPENSE RATIO     INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
--------------------     --------------------------------------   ----------------------
       1.21%                           $10,000.00                          5%

                                   HYPOTHETICAL YEAR-                         HYPOTHETICAL YEAR-
          CUMULATIVE RETURN           END BALANCE                                END BALANCE
            BEFORE FEES &            BEFORE FEES &       CUMULATIVE RETURN      AFTER FEES &      ANNUAL FEES &
YEAR          EXPENSES                 EXPENSES        AFTER FEES & EXPENSES      EXPENSES          EXPENSES
----  ---------------------------  ------------------  ---------------------  ------------------  -------------
1               5.00%                  $10,500.00              3.79%              $10,379.00        $  123.29
2              10.25%                  $11,025.00              7.72%              $10,772.36        $  127.97
3              15.76%                  $11,576.25             11.81%              $11,180.64        $  132.82
4              21.55%                  $12,155.06             16.04%              $11,604.38        $  137.85
5              27.63%                  $12,762.82             20.44%              $12,044.19        $  143.07
6              34.01%                  $13,400.96             25.01%              $12,500.66        $  148.50
7              40.71%                  $14,071.00             29.74%              $12,974.44        $  154.12
8              47.75%                  $14,774.55             34.66%              $13,466.17        $  159.97
9              55.13%                  $15,513.28             40.78%              $14,077.53        $   63.35
10             62.89%                  $16,288.95             47.17%              $14,716.65        $   66.23

TOTAL GAIN BEFORE FEES & EXPENSES      $ 6,288.95
TOTAL GAIN AFTER FEES & EXPENSES                                                  $ 4,716.65
TOTAL ANNUAL FEES & EXPENSES PAID                                                                   $1,257.16

(1) For Class A shares, the year one Annual Fees & Expenses and Hypothetical Year-End Balance Before Fees & Expenses information shown include the dollar amount and effect of any applicable front-end sales charge of the fund.

COLUMBIA SMALL COMPANY INDEX FUND -- CLASS C SHARES

ANNUAL EXPENSE RATIO     INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
--------------------     --------------------------------------   ----------------------
       1.21%                           $10,000.00                          5%

                                   HYPOTHETICAL YEAR-                         HYPOTHETICAL YEAR-
          CUMULATIVE RETURN           END BALANCE                                END BALANCE
            BEFORE FEES &            BEFORE FEES &       CUMULATIVE RETURN      AFTER FEES &      ANNUAL FEES &
YEAR          EXPENSES                 EXPENSES        AFTER FEES & EXPENSES      EXPENSES          EXPENSES
----  ---------------------------  ------------------  ---------------------  ------------------  -------------
1                5.00%                 $10,500.00              3.79%              $10,379.00        $  123.29
2               10.25%                 $11,025.00              7.72%              $10,772.36        $  127.97
3               15.76%                 $11,576.25             11.81%              $11,180.64        $  132.82
4               21.55%                 $12,155.06             16.04%              $11,604.38        $  137.85
5               27.63%                 $12,762.82             20.44%              $12,044.19        $  143.07
6               34.01%                 $13,400.96             25.01%              $12,500.66        $  148.50
7               40.71%                 $14,071.00             29.74%              $12,974.44        $  154.12
8               47.75%                 $14,774.55             34.66%              $13,466.17        $  159.97
9               55.13%                 $15,513.28             39.77%              $13,976.54        $  166.03
10              62.89%                 $16,288.95             45.06%              $14,506.25        $  172.32

TOTAL GAIN BEFORE FEES & EXPENSES      $ 6,288.95
TOTAL GAIN AFTER FEES & EXPENSES                                                  $ 4,506.25
TOTAL ANNUAL FEES & EXPENSES PAID                                                                   $1,465.93

COLUMBIA U.S. TREASURY INDEX FUND -- CLASS A SHARES(1)

ANNUAL EXPENSE RATIO     INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
--------------------     --------------------------------------   ----------------------
       0.66%                           $10,000.00                          5%

                                   HYPOTHETICAL YEAR-                         HYPOTHETICAL YEAR-
          CUMULATIVE RETURN           END BALANCE                                END BALANCE
            BEFORE FEES &            BEFORE FEES &       CUMULATIVE RETURN      AFTER FEES &      ANNUAL FEES &
YEAR          EXPENSES                 EXPENSES        AFTER FEES & EXPENSES      EXPENSES          EXPENSES
----  ---------------------------  ------------------  ---------------------  ------------------  -------------
1                5.00%                 $10,001.25              4.34%              $ 9,938.39        $  539.23
2               10.25%                 $10,501.31              8.87%              $10,369.71        $   67.02
3               15.76%                 $11,026.38             13.59%              $10,819.76        $   69.93
4               21.55%                 $11,577.70             18.52%              $11,289.33        $   72.96
5               27.63%                 $12,156.58             23.67%              $11,779.29        $   76.13
6               34.01%                 $12,764.41             29.03%              $12,290.51        $   79.43
7               40.71%                 $13,402.63             34.63%              $12,823.92        $   82.88
8               47.75%                 $14,072.76             40.48%              $13,380.48        $   86.47
9               55.13%                 $14,776.40             46.57%              $13,961.19        $   90.23
10              62.89%                 $15,515.22             52.94%              $14,567.11        $   94.14

TOTAL GAIN BEFORE FEES & EXPENSES      $ 5,990.22
TOTAL GAIN AFTER FEES & EXPENSES                                                  $ 5,042.11
TOTAL ANNUAL FEES & EXPENSES PAID                                                                   $1,258.41

(1) For Class A shares, the year one Annual Fees & Expenses and Hypothetical Year-End Balance Before Fees & Expenses information shown include the dollar amount and effect of any applicable front-end sales charge of the fund.

COLUMBIA U.S. TREASURY INDEX FUND -- CLASS B SHARES

ANNUAL EXPENSE RATIO     INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
--------------------     --------------------------------------   ----------------------
       1.41%                           $10,000.00                          5%

                                   HYPOTHETICAL YEAR-                         HYPOTHETICAL YEAR-
          CUMULATIVE RETURN           END BALANCE                                END BALANCE
            BEFORE FEES &            BEFORE FEES &       CUMULATIVE RETURN      AFTER FEES &      ANNUAL FEES &
YEAR          EXPENSES                 EXPENSES        AFTER FEES & EXPENSES      EXPENSES          EXPENSES
----  ---------------------------  ------------------  ---------------------  ------------------  -------------
1                5.00%                 $10,500.00              3.59%              $10,359.00        $  143.53
2               10.25%                 $11,025.00              7.31%              $10,730.89        $  148.68
3               15.76%                 $11,576.25             11.16%              $11,116.13        $  154.02
4               21.55%                 $12,155.06             15.15%              $11,515.20        $  159.55
5               27.63%                 $12,762.82             19.29%              $11,928.59        $  165.28
6               34.01%                 $13,400.96             23.57%              $12,356.83        $  171.21
7               40.71%                 $14,071.00             28.00%              $12,800.44        $  177.36
8               47.75%                 $14,774.55             32.60%              $13,259.97        $  183.73
9               55.13%                 $15,513.28             38.35%              $13,835.46        $   89.41
10              62.89%                 $16,288.95             44.36%              $14,435.92        $   93.30

TOTAL GAIN BEFORE FEES & EXPENSES      $ 6,288.95
TOTAL GAIN AFTER FEES & EXPENSES                                                  $ 4,435.92
TOTAL ANNUAL FEES & EXPENSES PAID                                                                   $1,486.07

COLUMBIA U.S. TREASURY INDEX FUND -- CLASS C SHARES

ANNUAL EXPENSE RATIO     INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
--------------------     --------------------------------------   ----------------------
       1.41%                           $10,000.00                          5%

                                   HYPOTHETICAL YEAR-                         HYPOTHETICAL YEAR-
          CUMULATIVE RETURN           END BALANCE                                END BALANCE
            BEFORE FEES &            BEFORE FEES &       CUMULATIVE RETURN      AFTER FEES &      ANNUAL FEES &
YEAR          EXPENSES                 EXPENSES        AFTER FEES & EXPENSES      EXPENSES          EXPENSES
----  ---------------------------  ------------------  ---------------------  ------------------  -------------
1                5.00%                 $10,500.00              3.59%               $10,359.00       $  143.53
2               10.25%                 $11,025.00              7.31%               $10,730.89       $  148.68
3               15.76%                 $11,576.25             11.16%               $11,116.13       $  154.02
4               21.55%                 $12,155.06             15.15%               $11,515.20       $  159.55
5               27.63%                 $12,762.82             19.29%               $11,928.59       $  165.28
6               34.01%                 $13,400.96             23.57%               $12,356.83       $  171.21
7               40.71%                 $14,071.00             28.00%               $12,800.44       $  177.36
8               47.75%                 $14,774.55             32.60%               $13,259.97       $  183.73
9               55.13%                 $15,513.28             37.36%               $13,736.01       $  190.32
10              62.89%                 $16,288.95             42.29%               $14,229.13       $  197.15

TOTAL GAIN BEFORE FEES & EXPENSES      $ 6,288.95
TOTAL GAIN AFTER FEES & EXPENSES                                                   $ 4,229.13
TOTAL ANNUAL FEES & EXPENSES PAID                                                                   $1,690.84

NOTES

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FOR MORE INFORMATION

Additional information about each Fund's investments is available in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on each Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Statement of Additional Information and the Funds' website
(www.columbiafunds.com) include a description of the Funds' policies with respect to the disclosure of its portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about each Fund by writing or calling the Funds' distributor or visiting the Funds' website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about each Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Funds Trust V: 811-5030

- Columbia Large Company Index Fund

- Columbia Small Company Index Fund

- Columbia U.S. Treasury Index Fund

(ColumbiaFunds Logo)

         A Member of Columbia Management Group
          (C)2005 Columbia Funds Distributor, Inc.
         One Financial Center, Boston, MA 02111-2621
         800.426.3750  www.columbiafunds.com

                                                               PRO-36/88223-0705

COLUMBIA INDEX FUNDS                                  Prospectus, August 1, 2005

COLUMBIA LARGE COMPANY INDEX FUND

COLUMBIA SMALL COMPANY INDEX FUND

COLUMBIA U.S. TREASURY INDEX FUND

CLASS Z SHARES

Advised by Columbia Management Advisors, Inc.

TABLE OF CONTENTS

THE FUNDS                                               2

Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   3
Each of these sections discusses the following
topics:
Performance History and Your Expenses.
Columbia Large Company Index Fund....................   5
Columbia Small Company Index Fund....................   8
Columbia U.S. Treasury Index Fund....................  11

YOUR ACCOUNT                                           14

How to Buy Shares....................................  14
Eligible Investors...................................  15
Sales Charges........................................  16
How to Exchange Shares...............................  17
How to Sell Shares...................................  17
Fund Policy on Trading of Fund Shares................  18
Intermediary Compensation............................  19
Other Information About Your Account.................  20

MANAGING THE FUNDS                                     23

Investment Advisor...................................  23
Portfolio Managers...................................  23
Legal Proceedings....................................  23

FINANCIAL HIGHLIGHTS                                   26

Columbia Large Company Index Fund....................  26
Columbia Small Company Index Fund....................  27
Columbia U.S. Treasury Index Fund....................  28

APPENDIX A                                             29

Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  Not FDIC   May Lose Value
   Insured
             No Bank Guarantee

THE FUNDS

INVESTMENT GOAL

Each Fund seeks to provide investment results that, before deduction of operating expenses, match the price and yield performance of its index.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund pursues an indexing strategy to approximate the investment performance of its index. Each Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets plus any borrowings for investment purposes) in the securities included in its index.

            The Funds follow INDEXING STRATEGIES and are not actively managed. This means that the Funds' investment advisor does not use economic, financial and market analysis in selecting securities for a Fund. Instead, the advisor attempts to approximate the performance of the Fund's target index by investing the Fund's assets in securities included in that index. The advisor relies on sophisticated computerized tools and analysis in managing the Fund's investments.

            The STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged index that tracks the performance of 500 widely held, large capitalization U.S. stocks.

            The STANDARD & POOR'S SMALLCAP 600 INDEX (S&P SMALLCAP 600) is an unmanaged index that tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P SmallCap 600 is heavily weighted with the stocks of small companies.

            The CITIGROUP BOND U.S. TREASURY INDEX is an unmanaged index composed of all U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million that are included in the Citigroup Broad Investment-Grade Bond Index. Securities in the Citigroup Bond U.S. Treasury Index are weighted by market value, that is, the price per bond or note multiplied by the number of bonds or notes outstanding.

The Columbia Large Company Index Fund normally holds all 500 stocks in the S&P 500, in approximately the same percentage as each stock is represented in the S&P 500. From time to time, however, when deemed advisable by the Fund's investment advisor, the Fund may not hold all of the stocks in the S&P 500 or hold the stocks in the same percentages as the index.

The Columbia Small Company Index Fund normally holds all 600 stocks in the S&P SmallCap 600, in approximately the same percentage as each stock is represented in the S&P SmallCap 600. From time to time, however, when deemed advisable by the Fund's investment advisor, the Fund may not hold all of the stocks in the S&P SmallCap 600 or hold the stocks in the same percentages as the index.

To the extent that, from time to time, the stocks in a particular market sector, such as technology, comprise a significant proportion of the S&P 500 or the S&P SmallCap 600, those stocks will be represented in substantially the same proportion in their corresponding funds.

The Columbia Large Company Index Fund and the Columbia Small Company Index Fund may also invest in stock index futures contracts in order to track the S&P 500 and the S&P SmallCap 600, respectively, when the purchase of individual securities may be less efficient.

The Columbia U.S. Treasury Index Fund will not hold all of the issues in the U.S. Treasury Index because of the costs involved. Instead, the Fund's investment advisor will consider whether or not to include each security in the Fund based on that security's contribution to the Fund's total market value, average coupon rate and average weighted maturity of the Fund as compared to the U.S. Treasury Index.

A Fund will only purchase a portfolio security that is included in its index at the time of purchase. A Fund will normally only buy or sell portfolio securities to adjust to changes in the composition of its index or to accommodate cash flows into and out of the Fund.

Under normal market conditions, it is expected that the quarterly performance of a Fund, before expenses, will track the performance of its index within a .95 correlation coefficient.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily a Fund's normal investment activities. During such times, a Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent a Fund from achieving its investment goal.

In seeking to achieve its investment goal, a Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in each Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by a Fund's shareholders is not required to modify or change a Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Funds are described below. There are many circumstances (including additional risks that are not described here) which could prevent a Fund from achieving its investment goal. You may lose money by investing in a Fund.

Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that a Fund will achieve its investment goal or perform favorably among comparable funds.

Index funds are subject to indexing risk. Your investment in a Fund will typically decline in value when its index declines. Since the Fund is designed to track its index, the Fund cannot purchase other securities that may help offset declines in its index. In addition, because a Fund may not hold all issues included in its index, may not always be fully invested, and bears transaction costs and expenses, a Fund's performance may fail to match the performance of its index, after taking expenses into account.

A Fund may not always be able to track the performance of its index by entering into stock index futures contracts because the prices of stock index futures contracts may not always match the movement of the index to which they relate. Also, a liquid secondary market may not be available, which might prevent the advisor from closing out a futures contract when desired.

The U.S. Treasury Index Fund is subject to interest rate risk, which is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Although U.S. Government securities, particularly U.S. Treasury securities, have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

Since the Columbia Large Company Index Fund and the Columbia Small Company Index Fund purchase equity securities, they are subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Sector risk is inherent in the investment strategy of the Columbia Large Company Index Fund and the Columbia Small Company Index Fund. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although a Fund does not intend to focus on any particular sector, to the extent that the stocks in a particular market sector comprise a significant portion of one of the Fund's indexes and, correspondingly, of a Fund's holdings, the Fund will be especially susceptible to the risks associated with investments in those market sectors.

Small- or mid-cap companies, such as those whose stocks are purchased by the Columbia Small Company Index Fund, may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY (LARGE COMPANY)

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

            UNDERSTANDING PERFORMANCE

            CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

            AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.(1)

CALENDAR YEAR TOTAL RETURNS (CLASS Z)(1)

                                   (BAR CHART)

37.09%     22.54%     32.81%     28.06%     20.49%                                     27.98%     10.33%
                                                       -9.08%     -12.22%    -22.05%
 1995       1996       1997       1998       1999       2000        2001       2002     2003       2004

The Class's year-to-date total return   For the periods shown in bar chart:
through June 30, 2005 was -0.90%.       Best quarter: 4th quarter 1998, +21.24%
                                        Worst quarter: 3rd quarter 2002, -17.03%

(1) The calendar year total returns shown for Class Z shares include the returns of Trust Shares of the Galaxy II Large Company Index Fund (the Galaxy Large Company Fund), the predecessor to the Fund, for periods prior to December 9, 2002, the date on which Class Z shares were initially offered by the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                                                  1 YEAR          5 YEARS         10 YEARS
Class Z (%)
  Return Before Taxes                                              10.33           -2.56(1)        11.70(1)
  Return After Taxes on Distributions                               9.46           -3.61(1)        10.47(1)
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                            7.79           -2.48(1)         9.91(1)
                                                                  ------           -----           -----
S&P 500 Index (%)                                                  10.88           -2.30           12.07

(1) The average annual total returns shown include returns of Trust Shares of the Galaxy Large Company Fund for periods prior to December 9, 2002, the date on which Class Z shares were initially offered by the Fund.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

            UNDERSTANDING EXPENSES

            ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, trustee and commitment fees. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

            EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

            -     $10,000 initial investment

            -     5% total return for each year

            -     Fund operating expenses remain the same

            -     Reinvestment of all dividends and distributions

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         0.00
                                                                ----
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               0.00
                                                                ----
Redemption fee (%)

(as a percentage of amount redeemed, if applicable)               (2)

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)   There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

Management fee(1)(2) (%)                                        0.20
                                                                ----
Distribution and service (12b-1) fees (%)                       0.00
                                                                ----
Other expenses(3)(4) (%)                                        0.08
                                                                ----
Total annual fund operating expense(3) (%)                      0.28

(1) The Fund pays a management fee of 0.10% and an administration fee of 0.10%.

(2) Management fees have been restated to reflect contractual changes to the administration fee for the Fund effective November 1, 2004.

(3) The advisor and/or its affiliates have agreed to reimburse 0.01% of other expenses for Class Z shares. As a result, other expenses would be 0.07% and total annual fund operating expenses would be 0.27%. This arrangement may be modified or terminated by the advisor and/or its affiliates at any time.

(4) Other expenses include 0.08% of per-account fees for sub-account and administrative functions specific to Class Z.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

1 YEAR   3 YEARS   5 YEARS   10 YEARS
$   29   $    90   $   157   $    356

See Appendix A for additional hypothetical investment and expense information.

PERFORMANCE HISTORY (SMALL COMPANY)

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

            UNDERSTANDING PERFORMANCE

            CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

            AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.(1)

CALENDAR YEAR TOTAL RETURNS (CLASS Z)(1)

                                   (BAR CHART)

33.11%     19.68%     23.56%                11.66%     11.00%      6.21%               38.06%     22.06%
                                -1.75%                                     -15.30%
1995        1996       1997      1998        1999       2000       2001      2002       2003       2004

The Class's year-to-date total return through  For the periods shown in bar chart:
June 30, 2005 was 1.69%.                       Best quarter: 4th quarter 2001, +20.50%
                                               Worst quarter: 3rd quarter 1998, -20.89%

(1) The calendar year total returns shown for Class Z shares include the returns of Trust Shares of the Galaxy II Small Company Index Fund (the Galaxy Small Company Fund), the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                                                  1 YEAR          5 YEARS        10 YEARS
Class Z (%)
  Return Before Taxes                                              22.06           10.97(1)        14.48(1)
  Return After Taxes on Distributions                              20.90            9.60(1)        11.19(1)
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                           15.47            8.88(1)        10.84(1)
                                                                  ------           -----           -----
S&P SmallCap 600 Index (%)                                         22.65           11.60           14.29

(1) The average annual total returns shown include returns of Trust Shares of the Galaxy Small Company Fund for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

UNDERSTANDING EXPENSES

            ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, trustee and commitment fees. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

            EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

            -     $10,000 initial investment

            -     5% total return for each year

            -     Fund operating expenses remain the same

            -     Reinvestment of all dividends and distributions

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         0.00
                                                                ----
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               0.00
                                                                ----
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)               (2)

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)   There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

Management fee(1)(2) (%)                                        0.20
                                                                ----
Distribution and service (12b-1) fees (%)                       0.00
                                                                ----
Other expenses(3) (%)                                           0.01
                                                                ----
Total annual fund operating expenses (%)                        0.21

(1) The Fund pays a management fee of 0.10% and an administration fee of 0.10%.

(2) Management fees have been restated to reflect contractual changes to the administration fee for the Fund effective November 1, 2004.

(3) Other expenses include per-account fees for sub-account and administrative functions specific to Class Z.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

1 YEAR   3 YEARS   5 YEARS   10 YEARS
$   22   $    68   $   118   $    268

See Appendix A for additional hypothetical investment and expense information.

PERFORMANCE HISTORY (TREASURY)

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

            UNDERSTANDING PERFORMANCE

            CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

            AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.(1)

CALENDAR YEAR TOTAL RETURNS (CLASS Z)(1)

                                   (BAR CHART)

18.06%      2.21%      9.27%      9.76%              13.13%      6.28%     11.13%      1.87%      3.11%
                                           -2.85%
 1995       1996       1997       1998      1999      2000       2001       2002       2003       2004

The Class's year-to-date total return through  For the periods shown in bar chart:
June 30, 2005 was 3.10%.                       Best quarter: 3rd quarter 2002, +7.25%
                                               Worst quarter: 2nd quarter 2004, -3.21%

(1) The calendar year total returns shown for Class Z shares include the returns of Trust Shares of the Galaxy II U.S. Treasury Index Fund (the Galaxy U.S. Treasury Fund), the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                                                    1 YEAR         5 YEARS          10 YEARS
Class Z (%)
  Return Before Taxes                                                3.11            7.01(1)          7.03(1)
  Return After Taxes on Distributions                                1.68            5.03(1)          4.74(1)
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                             2.01            4.79(1)          4.60(1)
                                                                     ----            ----             ----
Citigroup Bond U.S. Treasury Index (%)                               3.53            7.44             7.43

(1) The average annual total returns shown include returns of Trust Shares of the Galaxy U.S. Treasury Fund for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

            UNDERSTANDING EXPENSES

            ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, trustee and commitment fees. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

            EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

            -     $10,000 initial investment

            -     5% total return for each year

            -     Fund operating expenses remain the same

            -     Reinvestment of all dividends and distributions

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         0.00
                                                                ----
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               0.00
                                                                ----
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)               (2)

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)   There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

Management fee(1) (%)                                           0.40
                                                                ----
Distribution and service (12b-1) fees (%)                       0.00
                                                                ----
Other expenses(2)(3) (%)                                        0.03
                                                                ----
Total annual fund operating expenses(2) (%)                     0.43

(1) The Fund pays a management fee of 0.10% and an administration fee of 0.30%.

(2) The advisor and/or its affiliates have agreed to reimburse 0.01% of other expenses for Class Z shares. As a result, other expenses would be 0.02% and total annual fund operating expenses would be 0.42%. This arrangement may be modified or terminated by the advisor and/or its affiliates at any time.

(3) Other expenses include 0.02% of per-account fees for sub-account and administrative functions specific to Class Z.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

1 YEAR   3 YEARS   5 YEARS   10 YEARS
$   44   $   138   $   241   $    542

See Appendix A for additional hypothetical investment and expense information.

YOUR ACCOUNT

HOW TO BUY SHARES

When a Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that the Funds' transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with Columbia Funds Services, Inc. or your financial advisor or the Funds' transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for
                       executing the purchase for you.

By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to Columbia Funds Services, Inc.,
                       P.O. Box 8081, Boston, MA 02266-8081.

By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By exchange            You or your financial advisor may acquire shares of a Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class of the Fund at no additional cost.
                       To exchange by telephone, call 1-800-422-3737. Please see
                       "How to Exchange Shares" for more information.

By wire You may purchase shares of a Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 for wiring instructions.

By electronic          You may purchase shares of a Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.

Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar       You may purchase shares of a Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       Exchanges will continue so long as your fund balance is
                       sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                       $100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.

By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of a Fund at no additional sales charge. To invest your dividends in a Fund, call 1-800-345-6611.

ELIGIBLE INVESTORS

Only Eligible Investors may purchase Class Z shares of the Funds, directly or by exchange. Class Z shares of the Funds generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.

IMPORTANT THINGS TO CONSIDER WHEN DECIDING ON A CLASS OF SHARES:

Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.

Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by an intermediary. Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.

Eligible Investors and their applicable investment minimums are as follows:

NO MINIMUM INITIAL INVESTMENT

- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

- Any group retirement plan, including defined benefit and defined contribution plans such as 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by a Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent;

- Any investor purchasing through a Columbia Management Group state tuition plan organized under Section 529 of the Internal Revenue Code; or

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

$1,000 MINIMUM INITIAL INVESTMENT

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of a fund merged with a fund distributed by Columbia Funds Distributor, Inc.;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Funds Distributor, Inc.;

- Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary.

- Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Funds' transfer agent (each investor purchasing through an intermediary must independently satisfy the $1,000 minimum investment requirement); or

- Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

The Funds reserve the right to change the criteria for Eligible Investors and the investment minimums. No minimum Investment applies to accounts participating in the automatic investment plan; however, each investment requires a $50 minimum purchase. The Funds also reserve the right to refuse a purchase order for any reason, including if they believe that doing so would be in the best interest of the Fund and its shareholders.

SALES CHARGES

Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

            CHOOSING A SHARE CLASS

            The Funds offer one class of shares in this prospectus -- CLASS Z.

            The Funds also offer three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

HOW TO EXCHANGE SHARES

You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. A Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Funds' policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES

You may sell shares of a Fund on any regular business day that the NYSE is open.

When a Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Funds' transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

A Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, a Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.

By exchange            You or your financial advisor may sell shares of a Fund by exchanging from a Fund into Class Z shares or Class A shares
                       (only if Class Z is not offered) of another fund distributed by Columbia Funds Distributor, Inc. at no additional cost.
                       To exchange by telephone, call 1-800-422-3737.

By telephone           You or your financial advisor may sell shares of a Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts. For details, call 1-800-799-7526.

By mail                You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a
                       member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature
                       Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries,
                       surviving joint owners and individual retirement account
                       owners. For details, call 1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire                You may sell shares of a Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

By electronic          You may sell shares of a Fund and request that the proceeds
funds transfer         be electronically transferred to your bank. Proceeds may
                       take up to two business days to be received by your bank.
                       You must set up this feature prior to your request. Be sure to complete the appropriate section of the account
                       application for this feature.

FUND POLICY ON TRADING OF FUND SHARES

The interests of the Funds' long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Funds. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Funds has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

Each Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if a Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if a Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), each Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Funds are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into a Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Funds. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Funds typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Funds seek to act in a manner that they believe is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither a Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

INTERMEDIARY COMPENSATION

The distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of a Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Funds' investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Funds. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.

OTHER INFORMATION ABOUT YOUR ACCOUNT

HOW THE FUNDS' SHARE PRICE IS DETERMINED The price of a Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

Each Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, a Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, a Fund may use other data to determine the fair value of the securities.

Each Fund, with the exception of the Columbia U.S. Treasury Index Fund, has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for each Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Funds' transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Funds.

DIVIDENDS, DISTRIBUTIONS AND TAXES Each Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends       Represents interest and dividends earned from securities
                held by the Funds, net of expenses incurred by the Funds.

Capital gains   Represents net long-term capital gains on sales of
                securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

            UNDERSTANDING FUND DISTRIBUTIONS

            Each Fund may earn income from the securities it holds. Each Fund also may realize capital gains or losses on sales of its securities. Each Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of a Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

DISTRIBUTION OPTIONS The Large Company and Small Company Funds distribute any dividends annually and any capital gains (including short-term capital gains) at least annually. The Treasury Fund declares any dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares of the Treasury Fund begin to earn dividends on the date on which a purchase order is settled by payment. Shares stop earning dividends at the close of business on the day before the date on which a redemption order is settled. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, each Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your current fund

Reinvest all distributions in shares of another fund

Receive dividends in cash (see options below) and reinvest capital gains

Receive all distributions in cash (with one of the following options):

      -     send the check to your address of record

      -     send the check to a third party address

      -     transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in a Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by each Fund, you may realize a capital gain or loss when selling or exchanging shares of a Fund. Such transactions also may be subject to federal, state and local income tax.

MANAGING THE FUNDS

INVESTMENT ADVISOR

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Funds' investment advisor. Columbia Management is responsible for the Funds' management, subject to oversight by the Funds' Board of Trustees. In its duties as investment advisor, Columbia Management runs the Funds' day-to-day business, including placing all orders for the purchase and sale of the Funds' portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to June 15, 2005, CMG was a corporation. Effective June 15, 2005, CMG converted to a limited liability company. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2005 fiscal year, aggregate advisory fees paid to Columbia Management by Columbia Large Company Index Fund, Columbia Small Company Index Fund and Columbia U.S. Treasury Index Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by each Fund, amounted to 0.10% of average daily net assets of each Fund.

A discussion of the factors considered by the Funds' Board of Trustees in approving the Funds' investment advisory contract is included in the Funds' annual report to shareholders for the fiscal year ended March 31, 2005.

PORTFOLIO MANAGERS

Vikram J. Kuriyan, PhD, a portfolio manager of Columbia Management, is the manager for the Columbia Large Company Index Fund and the Columbia Small Company Index Fund and has managed the Funds since June, 2005. Dr. Kuriyan has been associated with Columbia Management or its predecessor or affiliate organizations since January, 2000.

David Lindsay, a senior vice president of Columbia Management, is the manager for the Columbia U.S. Treasury Index Fund and has managed the Fund since July, 1994. Mr. Lindsay has been associated with Columbia Management or its predecessors since 1986.

The Statement of Additional Information provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Funds.

LEGAL PROCEEDINGS

On February 9, 2005, Columbia Management and Columbia Funds Distributor, Inc. ("CFD") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia Management and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the funds' independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the Fund or its shareholders can not currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America

Corporation Form 8-K filing on February 10, 2005.

In connection with events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL"). The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, removal of the trustees of the funds, removal of Columbia Management and CFD, disgorgement of all management fees and monetary damages. The MDL is ongoing.

On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the funds and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the funds and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

In 2004, certain Columbia Funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits seek damages and allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as IN RE COLUMBIA ENTITIES LITIGATION. The plaintiffs filed a consolidated amended complaint on June 9, 2005.

On March 21, 2005, purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' Class Z financial performance. Information is shown for the Funds' last five fiscal years, which run from April 1 to March 31, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which, for the years ended March 31, 2005, and 2004, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Funds' financial statements, is included in the Funds' annual report. The information for the years ended March 31, 2003, 2002, and 2001 has been derived from the Funds' financial statements which have been audited by another independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

COLUMBIA LARGE COMPANY INDEX FUND

                                                                         YEAR ENDED MARCH 31,
                                                       2005         2004(a)      2003(b)        2002      2001
                                                     Class Z        Class Z      Class Z      Class Z   Class Z
                                                     -------        -------      -------      -------   -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                27.01          20.45        27.55        29.32     42.14
                                                     -------        -------      -------      -------   -------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                                 0.46(c)(d)     0.32(c)      0.28(c)      0.25      0.26
  Net realized and unrealized gain (loss) on
  investments                                           1.27           6.66        (7.07)       (0.33)    (8.85)
                                                     -------        -------      -------      -------   -------
Total from Investment Operations                        1.73           6.98        (6.79)       (0.08)    (8.59)
                                                     -------        -------      -------      -------   -------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                           (0.43)         (0.31)       (0.25)       (0.25)    (0.26)
  From net realized gains                              (1.05)         (0.11)       (0.06)       (1.44)    (3.97)
                                                     -------        -------      -------      -------   -------
Total Distributions Declared to Shareholders           (1.48)         (0.42)       (0.31)       (1.69)    (4.23)
                                                     -------        -------      -------      -------   -------
NET ASSET VALUE --
END OF PERIOD ($)                                      27.26          27.01        20.45        27.55     29.32
                                                     -------        -------      -------      -------   -------
Total return (%)(e)(f)                                  6.31          34.21       (24.72)       (0.08)   (21.54)
                                                     -------        -------      -------      -------   -------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses                                              0.39           0.46         0.51         0.49      0.47
  Net investment income                                 1.69           1.28         1.24         0.88      0.74
  Waiver/reimbursement                                  0.01           0.03           --(g)      0.01      0.01
Portfolio turnover rate (%)                               12             10           13            8        15
Net assets, end of period (000's) ($)                824,382        861,950      609,202      841,016   821,147

(a) Effective October 13, 2003, the Liberty Large Company Index Fund was renamed Columbia Large Company Index Fund.

(b) On December 9, 2002, the Galaxy II Large Company Index Fund was renamed Liberty Large Company Index Fund, Class Z shares.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share reflects a special dividend which amounted to $0.08 per share.

(e)   Total return at net asset value assuming all distributions reinvested.

(f) Had the Investment Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)   Rounds to less than 0.01%.

COLUMBIA SMALL COMPANY INDEX FUND

                                                                             YEAR ENDED MARCH 31,
                                                 2005           2004(a)          2003(b)            2002             2001
                                               Class Z          Class Z          Class Z          Class Z          Class Z
                                               -------          -------          -------          -------          -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                          19.60            12.64            17.36            15.15            17.92
                                               -------          -------          -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                           0.15(c)          0.08(c)          0.07(c)          0.08             0.07
  Net realized and unrealized gain (loss) on
  investments                                     2.35             6.94            (4.46)            3.04            (0.47)
                                               -------          -------          -------          -------          -------
Total from Investment Operations                  2.50             7.02            (4.39)            3.12            (0.40)
                                               -------          -------          -------          -------          -------
LESS DISTRIBUTIONS
DECLARED TO SHAREHOLDERS ($):
  From net investment income                     (0.13)           (0.06)           (0.08)           (0.11)           (0.04)
  From net realized gains                        (1.08)              --            (0.23)           (0.80)           (2.33)
  Return of capital                                 --               --            (0.02)              --               --
                                               -------          -------          -------          -------          -------
Total Distributions Declared to Shareholders     (1.21)           (0.06)           (0.33)           (0.91)           (2.37)
                                               -------          -------          -------          -------          -------
NET ASSET VALUE --
END OF PERIOD ($)                                20.89            19.60            12.64            17.36            15.15
                                               -------          -------          -------          -------          -------
Total return (%)(d)                              12.66            55.58           (25.47)(e)        21.32            (2.33)
                                               -------          -------          -------          -------          -------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
DATA (%):
  Expenses                                        0.32             0.41             0.41             0.41             0.41
  Net investment income                           0.78             0.47             0.47             0.43             0.48
  Waiver/reimbursement                              --               --               --(f)            --               --
Portfolio turnover rate (%)                         17               20               27               21               41
Net assets, end of period (000's) ($)          328,570          299,171          202,183          291,111          253,860

(a) Effective October 13, 2003, the Liberty Small Company Index Fund was renamed Columbia Small Company Index Fund.

(b) On November 25, 2002, the Galaxy II Small Company Index Fund was renamed Liberty Small Company Index Fund, Class Z shares.

(c) Per share data was calculated using average shares outstanding during the period.

(d)   Total return at net asset value assuming all distributions reinvested.

(e) Had the Administrator not waived a portion of expenses, total return would have been reduced.

(f)   Rounds to less than 0.01%.

COLUMBIA U.S. TREASURY INDEX FUND

                                                                              YEAR ENDED MARCH 31,
                                                   2005           2004(a)          2003(b)            2002             2001
                                                 Class Z          Class Z          Class Z          Class Z          Class Z
                                                 -------          -------          -------          -------          -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                            11.18            11.26            10.40            10.66            10.13
                                                 -------          -------          -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                             0.38(c)          0.39(c)          0.46(c)          0.51(d)          0.61
  Net realized and unrealized gain (loss) on
  investments                                      (0.41)            0.03             0.90            (0.19)(d)         0.53
                                                 -------          -------          -------          -------          -------
Total from Investment Operations                   (0.03)            0.42             1.36             0.32             1.14
                                                 -------          -------          -------          -------          -------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                       (0.43)           (0.50)           (0.50)           (0.58)           (0.61)
                                                 -------          -------          -------          -------          -------
NET ASSET VALUE --
END OF PERIOD ($)                                  10.72            11.18            11.26            10.40            10.66
                                                 -------          -------          -------          -------          -------
Total return (%)(e)                                (0.25)(f)         3.85(f)         13.28(f)          3.03(f)         11.60
                                                 -------          -------          -------          -------          -------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
DATA (%):
  Expenses                                          0.42             0.42             0.42             0.42             0.42
  Net investment income                             3.47             3.49             4.21             4.84(d)          5.90
  Waiver/reimbursement                              0.01             0.01               --(g)          0.01               --
Portfolio turnover rate (%)                           44               42               48               47               53
Net assets, end of period (000's) ($)            151,969          177,714          183,042          160,180          163,619

(a) Effective October 13, 2003, the Liberty U.S. Treasury Index Fund was renamed Columbia U.S. Treasury Index Fund.

(b) On November 25, 2002, the Galaxy II U.S. Treasury Index Fund was renamed Liberty U.S. Index Fund, Class Z shares.

(c) Per share data was calculated using average shares outstanding during the period.

(d) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective April 1, 2001. The effect of the change for the year ended March 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income to average net assets was $(0.07), $0.07 and (0.63)%, respectively.

(e)   Total return at net asset value assuming all distributions reinvested.

(f) Had the Administrator not waived a portion of expenses, total return would have been reduced.

(g)   Rounds to less than 0.01%.

APPENDIX A

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Funds, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class Z Shares of the Funds assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for the Funds, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any fee waiver or expense reimbursement.

COLUMBIA LARGE COMPANY INDEX FUND -- CLASS Z SHARES

ANNUAL EXPENSE RATIO      INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
--------------------      --------------------------------------   ----------------------
       0.28%                            $10,000.00                          5%

                                             HYPOTHETICAL YEAR-                               HYPOTHETICAL YEAR-
                       CUMULATIVE RETURN        END BALANCE                                      END BALANCE
                         BEFORE FEES &         BEFORE FEES &          CUMULATIVE RETURN          AFTER FEES &        ANNUAL FEES &
YEAR                       EXPENSES               EXPENSES          AFTER FEES & EXPENSES          EXPENSES            EXPENSES
----                   -----------------     ------------------     ---------------------     ------------------     -------------
1                             5.00%              $10,500.00                  4.72%                $10,472.00           $  28.66
2                            10.25%              $11,025.00                  9.66%                $10,966.28           $  30.01
3                            15.76%              $11,576.25                 14.84%                $11,483.89           $  31.43
4                            21.55%              $12,155.06                 20.26%                $12,025.93           $  32.91
5                            27.63%              $12,762.82                 25.94%                $12,593.55           $  34.47
6                            34.01%              $13,400.96                 31.88%                $13,187.97           $  36.09
7                            40.71%              $14,071.00                 38.10%                $13,810.44           $  37.80
8                            47.75%              $14,774.55                 44.62%                $14,462.29           $  39.58
9                            55.13%              $15,513.28                 51.45%                $15,144.91           $  41.45
10                           62.89%              $16,288.95                 58.60%                $15,859.75           $  43.41

TOTAL GAIN BEFORE FEES & EXPENSES                $ 6,288.95
TOTAL GAIN AFTER FEES & EXPENSES                                                                  $ 5,859.75
TOTAL ANNUAL FEES & EXPENSES PAID                                                                                      $ 355.82

COLUMBIA SMALL COMPANY INDEX FUND -- CLASS Z SHARES

ANNUAL EXPENSE RATIO     INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
--------------------     --------------------------------------   ----------------------
       0.21%                           $10,000.00                          5%

                                             HYPOTHETICAL YEAR-                               HYPOTHETICAL YEAR-
                       CUMULATIVE RETURN        END BALANCE                                      END BALANCE
                         BEFORE FEES &         BEFORE FEES &          CUMULATIVE RETURN          AFTER FEES &        ANNUAL FEES &
YEAR                       EXPENSES               EXPENSES          AFTER FEES & EXPENSES          EXPENSES            EXPENSES
----                   -----------------     ------------------     ---------------------     ------------------     -------------
1                             5.00%              $10,500.00                  4.79%                $10,479.00            $ 21.50
2                            10.25%              $11,025.00                  9.81%                $10,980.94            $ 22.53
3                            15.76%              $11,576.25                 15.07%                $11,506.93            $ 23.61
4                            21.55%              $12,155.06                 20.58%                $12,058.11            $ 24.74
5                            27.63%              $12,762.82                 26.36%                $12,635.70            $ 25.93
6                            34.01%              $13,400.96                 32.41%                $13,240.95            $ 27.17
7                            40.71%              $14,071.00                 38.75%                $13,875.19            $ 28.47
8                            47.75%              $14,774.55                 45.40%                $14,539.81            $ 29.84
9                            55.13%              $15,513.28                 52.36%                $15,236.27            $ 31.26

10                           62.89%              $16,288.95                 59.66%                $15,966.08            $ 32.76

TOTAL GAIN BEFORE FEES & EXPENSES                $ 6,288.95
TOTAL GAIN AFTER FEES & EXPENSES                                                                  $ 5,966.08
TOTAL ANNUAL FEES & EXPENSES PAID                                                                                       $267.83

COLUMBIA U.S. TREASURY INDEX FUND -- CLASS Z SHARES

ANNUAL EXPENSE RATIO     INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
--------------------     --------------------------------------   ----------------------
       0.43%                           $10,000.00                          5%

                                             HYPOTHETICAL YEAR-                               HYPOTHETICAL YEAR-
                       CUMULATIVE RETURN        END BALANCE                                      END BALANCE
                         BEFORE FEES &         BEFORE FEES &          CUMULATIVE RETURN          AFTER FEES &        ANNUAL FEES &
YEAR                       EXPENSES               EXPENSES          AFTER FEES & EXPENSES          EXPENSES            EXPENSES
----                   -----------------     ------------------     ---------------------     ------------------     -------------
1                             5.00%              $10,500.00                  4.57%                $10,457.00            $ 43.98
2                            10.25%              $11,025.00                  9.35%                $10,934.88            $ 45.99
3                            15.76%              $11,576.25                 14.35%                $11,434.61            $ 48.09
4                            21.55%              $12,155.06                 19.57%                $11,957.17            $ 50.29
5                            27.63%              $12,762.82                 25.04%                $12,503.61            $ 52.59
6                            34.01%              $13,400.96                 30.75%                $13,075.03            $ 54.99
7                            40.71%              $14,071.00                 36.73%                $13,672.56            $ 57.51
8                            47.75%              $14,774.55                 42.97%                $14,297.39            $ 60.14
9                            55.13%              $15,513.28                 49.51%                $14,950.78            $ 62.88
10                           62.89%              $16,288.95                 56.34%                $15,634.04            $ 65.76

TOTAL GAIN BEFORE FEES & EXPENSES                $ 6,288.95
TOTAL GAIN AFTER FEES & EXPENSES                                                                  $ 5,634.04
TOTAL ANNUAL FEES & EXPENSES PAID                                                                                       $542.23

NOTES

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FOR MORE INFORMATION

Additional information about each Fund's investments is available in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on each Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Statement of Additional Information and the Funds' website
(www.columbiafunds.com) include a description of the Funds' policies with respect to the disclosure of its portfolio holdings.

You can get free copies of annual and semi-annnual reports and the Statement of Additional Information, request other information and discuss your questions about each Fund by writing or calling the Funds' distributor or visiting the Funds' website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about each Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Funds Trust V: 811-5030

-     Columbia Large Company Index Fund

-     Columbia Small Company Index Fund

-     Columbia U.S. Treasury Index Fund

(ColumbiaFunds Logo)

      A Member of Columbia Management Group

      (C)2005 Columbia Funds Distributor, Inc.

      One Financial Center, Boston, MA 02111-2621

      800.426.3750 www.columbiafunds.com                       PRO-36/88225-0705

                        COLUMBIA U.S. TREASURY INDEX FUND
                     SERIES OF COLUMBIA FUNDS SERIES TRUST I
                       STATEMENT OF ADDITIONAL INFORMATION
                              _______________, 2005

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Columbia U.S. Treasury Index Fund (the "Fund"). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Fund dated ________, 2005. This SAI should be read together with the Prospectus and the most recent Annual Report dated March 31, 2005 of Columbia U.S. Treasury Index Fund, a series of Columbia Funds Trust V, the predecessor to the Fund (the "Predecessor Fund"). Investors may obtain a free copy of a Fund's Prospectus and Annual Report from Columbia Management Distributor, Inc. (CMD), One Financial Center, Boston, MA 02111-2621 or by calling 1-800-426-3750. The financial statements and Report of the Independent Registered Public Accounting Firm appearing in the Predecessor Fund's March 31, 2005 Annual Report are incorporated into this SAI by reference.

Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by CFD generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.

TABLE OF CONTENTS

                                                                                       PAGE
PART 1
Definitions                                                                              b
Organization and History                                                                 b
Investment Goal and Policies                                                             b
Fundamental and Non-Fundamental Investment Policies                                      c
Portfolio Turnover                                                                       g
Fund Charges and Expenses                                                                g
Custodian of the Fund                                                                    t
Independent Registered Public Accounting Firms                                           t

PART 2
Miscellaneous Investment Practices                                                      [ ]
Taxes                                                                                   [ ]
Management of the Funds                                                                 [ ]
Determination of Net Asset Value                                                        [ ]
How to Buy Shares                                                                       [ ]
Special Purchase Programs/Investor Services                                             [ ]
Programs for Reducing or Eliminating Sales Charges                                      [ ]
How to Sell Shares                                                                      [ ]
Distributions                                                                           [ ]
How to Exchange Shares                                                                  [ ]
Suspension of Redemptions                                                               [ ]
Shareholder Liability                                                                   [ ]
Shareholder Meetings                                                                    [ ]
Appendix I                                                                              [ ]
Appendix II                                                                             [ ]

SUP-39/88325-0705

                                     PART 1
                        COLUMBIA U.S. TREASURY INDEX FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                                 AUGUST 1, 2005

DEFINITIONS

"U.S. Treasury Index Fund" or "Fund"          Columbia U.S. Treasury Index Fund
"Predecessor Fund"                            See below under "Organization and History"
"Trust"                                       Columbia Funds Series Trust I
"Advisor" or "Administrator"                  Columbia Management Advisors, Inc., the Fund's investment advisor and administrator
"CMD"                                         Columbia Management Distributor, Inc. , the Fund's distributor
"CMS"                                         Columbia Management Services, Inc , the Fund's shareholder services and transfer agent

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1986. The Fund is an open-end diversified management investment company representing the entire interest in a separate series of the Trust. The Fund commenced investment
operations as a series of the Trust on    , 2006. Prior to    , 2006 (the "Fund
Reorganization Date"), the Fund was organized as a series of Columbia Funds Trust V, a Massachusetts business trust (the "Predecessor Fund") that commenced investment operations on June 4, 1991. The information provided for the Fund in this SAI for periods prior to the Fund Reorganization Date relates to the Predecessor Fund. The Trust changed its name from "Liberty Funds Trust II" to "Columbia Funds Trust V" effective October 13, 2003. Effective ____________, 2005, the name of the Trust was changed from "Columbia Funds Trust V" to its current name.

INVESTMENT GOAL AND POLICIES

The Fund's Prospectus describes the Fund's investment goal, investment strategies and risks. Part 1 of this SAI includes additional information concerning, among other things, the investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Fund (unless otherwise noted):

    Common Stock, Preferred Stock and Warrants
    Money Market Instruments
    Securities Loans
    Repurchase Agreements
    Temporary Cash Balances

Except as indicated below under "Fundamental and Non-Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES

In addition to the Fund's investment goal as stated in the Fund's Prospectus, the following investment limitations are matters of fundamental policy and may not be changed with respect to the Fund without the affirmative vote of the holders of a majority of its outstanding shares. A "vote of the holders of a majority of the outstanding shares" of the Fund means the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of the Fund, or (b) 67% or more of the shares of the Fund present at a meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy. As fundamental policies, the Fund may not:

1. Underwrite any issue of securities issued by other persons within the meaning of the Securities Act of 1933, as amended (the "1933 Act") except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies;

2. Purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein;

3. Purchase or sell commodities, except that the Fund may to the extent consistent with its investment objective, invest in

                                       b
      securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts;

4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief;

5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief;

6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief;

7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) the Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

NON-FUNDAMENTAL INVESTMENT POLICIES

The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (a) the loans will not exceed 33-1/3% of the Fund's total assets taken at value; (b) the Fund must receive cash or equivalent securities from the borrower as collateral at least equal to 100% of the current market value of the loaned securities plus any interest and dividends accrued thereon;
(c) the borrower must increase such collateral whenever the market value of the securities plus any accrued interest or dividends rises above the level of such collateral; (d) the Fund must be able to terminate the loan at any time; (e) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (f) the Fund may pay only reasonable custodian fees in connection with the loan; and (g) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must terminate the loan and regain the right to vote the securities.

The Fund will not enter into repurchase agreements that would cause more than 5% of its net assets to be invested in illiquid securities.

Except as stated otherwise and except with respect to Investment Limitation No. 6, if a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. If the value of the Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to borrowings, if the Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the 1940 Act's diversification requirement, an issuer is the entity whose revenues support the security.

The Fund may follow non-fundamental operating policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act.

THE INDEXING APPROACH

The Fund is not managed in a traditional sense, that is, by making discretionary judgments based on analysis of economic, financial and market conditions. Instead, the Fund seeks to match the investment performance of its market segment, as represented by its index, through the use of sophisticated computer models to determine which stocks or bonds should be purchased or sold, while keeping transaction and administrative costs to a minimum. In using sophisticated computer models to

                                       c
select securities, the Fund will only purchase a security that is included in its index at the time of such purchase. The Fund may, however, temporarily continue to hold a security that has been deleted from its index pending the rebalancing of the Fund's portfolio. A list of securities included, as of the date of this Statement of Additional Information, in the U.S. Treasury component ("U.S. Treasury Index") of the Citigroup Bond U.S. Treasury Index is available free of charge by calling the Advisor at 1-800-426-3750, or by writing to the Advisor, c/o Columbia Funds Services, Inc. ("CFS"), P.O. Box 8081, Boston, MA 02266-8081.

While there can be no guarantee that the Fund's investment results will precisely match the results of its corresponding index, the Advisor believes that, before deduction of operating expenses, there will be a very high correlation between the returns generated by the Fund and its index. The Fund will attempt to achieve a correlation between the performance of its portfolio and that of its index of at least 0.95 before deduction of operating expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in its index. The Fund's ability to correlate its performance with its index, however, may be affected by, among other things, changes in securities markets, the manner in which Citigroup calculates its index, and the timing of purchases and redemptions. The Advisor monitors the correlation of the performance of the Fund in relation to its index under the supervision of the Board of Trustees. In the unlikely event that a high correlation is not achieved, the Board of Trustees will take appropriate steps based on the reasons for the lower than expected correlation.

The Advisor believes that the indexing approach should involve less turnover, and thus lower brokerage costs, transfer taxes and operating expenses, than in more traditionally managed funds, although there is no assurance that this will be the case. Ordinarily, a Fund will buy or sell securities only to reflect changes in an index (including mergers or changes in the composition of an index) or to accommodate cash flows into and out of the Fund. The costs and other expenses incurred in securities transactions, apart from any difference between the investment results of the Fund and that of its index, may cause the return of the Fund to be lower than the return of its index. The Fund may invest in less than all of the securities included in its index, which may result in a return that does not match that of the index, after taking expenses into account.

U.S. TREASURY INDEX FUND

The U.S. Treasury Index Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets plus any borrowings for investment purposes) in U.S. Treasury securities included in the U.S. Treasury Index. This 80% policy may be changed by the Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change.

The U.S. Treasury Index is composed of all U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million. Securities in the Index are weighted by market value, that is, the price per bond or note multiplied by the number of bonds or notes outstanding. Citigroup updates the roster of securities represented in the U.S. Treasury Index monthly, adding new notes and bonds issued in the past month and removing those notes and bonds that no longer meet the index's criteria. The following table further describes the U.S. Treasury Index Fund as of December 31, 2004:

                                                     U.S.TREASURY
                                                      INDEX FUND
                                                     ------------
Number of Issues                                          29
Total Market Value                                   $158,707,480
Minimum Maturity                                       03/31/2006
Maximum Maturity                                       02/15/2029
Weighted Average Maturity                              7.61 Years

Percent of Market Value with remaining
         Maturity of:
1-3 years                                                      34%
3-7 years                                                      22%
7-10 years                                                     15%
10-20 years                                                    18%
Over 20 years                                                  10%
Cash equivalent reserve                                         1%

The Fund will not hold all of the issues in its index because of the costs involved. Instead, each security will be considered for inclusion in the Fund based on its contribution to the total market value, average coupon rate and average weighted maturity of the Fund and its similarity to these financial characteristics of the Fund's index.

                                       d

The Fund is authorized to engage in other types of securities transactions as described elsewhere in this Statement of Additional Information. Because the Fund expects to generate income generally exempt from state and local income taxes, it will engage in such investment practices only when deemed by the Advisor to be in the best interests of the Fund's shareholders.

PORTFOLIO TURNOVER

The Advisor believes that the indexing approach should involve less turnover, and thus lower brokerage costs, transfer taxes and operating expenses, than in more traditionally managed funds, although there is no assurance that this will be the case. For more information, see the section above entitled, "The Indexing Approach."

Portfolio turnover is included in the Prospectus under "Financial Highlights." The Fund may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with the Fund's investment goal. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover may cause the Fund to realize capital gains which, if realized and distributed by the Fund, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund.

FUND CHARGES AND EXPENSES

For the services provided and expenses assumed with respect to the Fund, the Advisor is entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of the Fund. Under the US Treasury Index Fund's administration agreement, the Fund pays the Administrator a monthly fee at the annual rate of 0.30% of the average daily net assets of the Fund. The Administrator pays all operating expenses of the Fund with the exception of brokerage fees and expenses, taxes, interest, fees and expenses of Trustees who are not officers, directors or employees of the Administrator or its affiliates, and any extraordinary non-recurring expenses that may arise, including, but not limited to, litigation expenses.

The Administrator is responsible for providing pricing and bookkeeping services to the Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (outsourcing agreement), the Administrator has delegated those functions to State Street Corporation (State Street). The Administrator pays fees to State Street under the outsourcing agreement.

Prior to July 1, 2002, Fleet National Bank ("FNB"), an affiliate of the Advisor, located at 100 Federal Street, Boston, MA 02110, served as the administrator and fund accountant of the Predecessor Fund and was entitled to receive administration and fund accounting fees at the aggregate annual rate of 0.30% of the average daily net assets of the Predecessor Fund. Prior to July 1, 2002, PFPC, Inc. ("PFPC") (formerly known as First Data Investor Services Group, Inc.), located at 4400 Computer Drive, Westborough, Massachusetts 01581-5108, served as sub-administrator of the Predecessor Fund and, prior to July 22, 2002, served as transfer and dividend disbursing agent for the Predecessor Fund. PFPC is an indirect majority-owned subsidiary of PNC Bank Corp. During the last three fiscal years, no administration fees were waived by FNB.

RECENT FEES PAID TO THE ADVISOR, FNB AND OTHER SERVICE PROVIDERS (dollars in thousands)

The following tables present recent fees paid to the Advisor, FNB and other service providers by the Fund or its relevant Predecessor Fund.

                                               U.S. Treasury Index Fund
                                                 Years ended March 31,
                                               ------------------------
                                                 2005     2004    2003
                                               -------   ------  ------
Advisory fee                                    $  166   $  183  $  176
Administration fee                                 497      548     529
Expense reimbursement by                            16       18       8
Administrator/Sub-Administrator
12b-1 fees:
  Service fee (Class A Shares)                       7        4      (a)
  Distribution fee (Class B Shares)                 12        9      (a)
  Service fee (Class B Shares)                       4        3      (a)
  Distribution fee (Class C Shares)                  7        8      (a)
  Distribution fee waiver (Class C Shares)           1        2      (a)
  Service fee (Class C Shares)                       2        3      (a)

                                       e

(a) Rounds to less than one.

FNB and Columbia Trust Company were paid fees for Sub-Account Services performed with respect to shares of the Fund held by defined contribution plans. Pursuant to agreements between FNB, Columbia Trust Company and PFPC, FNB and Columbia Trust Company were paid $21.00 per year for each defined contribution plan participant account. For the fiscal year ended March 31, 2005, FNB and Columbia Trust Company received $599,711 and $61,621, respectively, for Sub-Account Services.

BROKERAGE COMMISSIONS

For the fiscal years ended March 31, 2005, 2004 and 2003, the Columbia U.S. Treasury Index Fund paid no brokerage commissions.

U.S. Government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. Government securities may be purchased directly from the issuing agency or instrumentality. No brokerage commissions are typically paid on purchases and sales of U.S. Government securities.

The Trust is required to identify any securities of its "regular brokers or dealers" that the Fund has acquired during its most recent fiscal year. At March 31, 2005, Columbia U.S. Treasury Index Fund did not hold any securities of its regular brokers or dealers.

                                       f

TRUSTEES AND TRUSTEES' FEES

Fund Complex consists of the following funds:

The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia Funds Trust VII, the series of Liberty Variable Investment Trust and 8 closed-end or interval management investment company portfolios (the "Liberty Funds").

The series of Columbia Funds Trust VIII, the series of Columbia Funds Trust IX, the series of Columbia Funds Trust XI and the series of SteinRoe Variable Investment Trust (the "Stein Roe Funds").

Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (the "All-Star Funds").

Columbia Management Multi-Strategy Hedge Fund, LLC.

Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust (the "Columbia Funds").

The series of The Galaxy Funds (the "Galaxy Funds").

The series of Columbia Acorn Trust and the series of Wanger Advisors Trust (the "Acorn Funds" and "WAT Funds," respectively).

The Advisor or its affiliates pay the compensation of all the officers of the funds in the Fund Complex advised by the Advisor, including the Trustees who are affiliated with the Advisor. For the fiscal year ended _____________, 2005 and the calendar year ended December 31, 2004, the Trustees received the following compensation for serving as Trustees:

                               Pension or         Aggregate        Total Compensation from
                               Retirement        Compensation         the Columbia Fund
                            Benefits Accrued    from the Fund        Complex Paid to the
                                   as           for the Fiscal    Trustees for the Calendar
                                 Part of          Year ended             Year Ended
       Trustee              Fund Expenses (b)   March 31, 2005      December 31, 2004 (a)
---------------------       -----------------   --------------    -------------------------
Douglas A. Hacker           [N/A]               $      907                 135,000
Janet Langford Kelly        [N/A]                      958                 148,500
Richard W. Lowry            [N/A]                      813                 150,700
William E. Mayer            [N/A]                      943                 166,700
Charles R. Nelson           [N/A]                      920                 141,500
John J. Neuhauser           [N/A]                      860                 158,284
Patrick J. Simpson          [N/A]                      848(e)              129,000
Thomas Stitzel              [N/A]                      979                 149,000
Thomas C. Theobald(c)       [N/A]                    1,086                 172,500
Anne-Lee Verville(d)        [N/A]                    1,023                 157,000
Richard L. Woolworth        [N/A]                      871                 131,000

(a) As of December 31, 2004, the Fund Complex consisted of 127 open-end and 11 closed-end management investment company portfolios.

(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

                                       g

(c) During the fiscal year ended March 31, 2005, and the calendar year ended December 31, 2004, Mr. Theobald deferred $534 of his compensation from the Fund and $90,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Theobald's account under that plan was $157,328.

(d) During the fiscal year ended March 31, 2005, and the calendar year ended December 31, 2004, Ms. Verville deferred $242 of her compensation from the Fund and $55,000 of her total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Ms. Verville's account under that plan was $653,275.

(e) During the fiscal year ended March 31, 2005, Mr. Simpson deferred $848 of his compensation from the Fund pursuant to the deferred compensation plan. During the calendar year ended December 31, 2004, Mr. Simpson deferred $129,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Simpson's account under that plan was $ 143,646.

ROLE OF THE BOARD OF TRUSTEES

The Trustees of the Fund are responsible for the overall management and supervision of the Fund's affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with service providers for the Fund and review the Fund's performance. The Trustees have created several committees to perform specific functions for the Fund. Mr. Theobald was elected Chairman of the Board of Trustees of the Liberty Funds, Stein Roe Funds and Columbia Funds effective December, 2003.

                                       h

AUDIT COMMITTEE

Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board of Trustees of the Fund. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent registered public accounting firm, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Fund and certain service providers. In the fiscal year ended March 31, 2005, the Audit Committee convened eleven times.

GOVERNANCE COMMITTEE

Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Fund. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Fund's investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Fund. In the fiscal year ended March 31, 2005, the Governance Committee convened six times.

ADVISORY FEES & EXPENSES COMMITTEE

Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Fund. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. In the fiscal year ended March 31, 2005, the Advisory Fees & Expenses Committee convened eight times.

COMPLIANCE COMMITTEE

Ms. Kelly, Messrs. Nelson, Simpson and Stitzel and Ms. Verville are members of the Compliance Committee of the Board of Trustees of the Fund. Mr. Stitzel became a member of the Compliance Committee on May 8, 2005. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Trust. The Committee supervises legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Trust's investment adviser, principal underwriter and transfer agent. For the fiscal year ended March 31, 2005, the Compliance Committee convened six times.

INVESTMENT OVERSIGHT COMMITTEES

Beginning in 2004, each Trustee of the Fund also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Fund Complex and gives particular consideration to such matters as the funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Fund attend IOC meetings from time to time to assist each IOC in its review of the Fund. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Fund Complex which they review:

      IOC #1: Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing funds in the following asset categories: Large Growth Diversified, Large Growth Concentrated, Small Growth, Outside Managed (i.e., sub-advised) and Municipal.

      IOC #2: Mr. Hacker and Ms. Verville are responsible for reviewing funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed Income - Multi Sector, Fixed Income - Core and Young Investor.

      IOC#3: Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Large Value, Mid Cap Value, Small Value, Asset Allocation, High Yield and Money Market.

      IOC#4: Messrs. Nelson, Simpson and Woolworth are responsible for reviewing funds in the following asset categories:
                  Large/Multi-Cap Blend, Mid Cap Growth, Small Growth, Asset Allocation, Specialty Equity and Taxable Fixed Income.

SHARE OWNERSHIP

The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004 (i) in the Fund and (ii) in the funds in the Fund Complex.

                                                                   Aggregate Dollar Range of Equity
                                    Dollar Range of Equity           Securities Owned in All Funds
                                    Securities Owned in the                   Overseen by
       Name of Trustee                       Fund                       Trustee in Fund Complex
-----------------------             -----------------------        --------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                             $0                               Over $100,000
Janet Langford Kelly                          $0                               Over $100,000
Richard W. Lowry                              $0                               Over $100,000
Charles R. Nelson                             $0                               Over $100,000
John J. Neuhauser                             $0                               Over $100,000
Patrick J. Simpson                            $0                               Over $100,000
Thomas E. Stitzel                             $0                               Over $100,000
Thomas C. Theobald                            $0                               Over $100,000
Anne-Lee Verville                             $0                               Over $100,000
Richard L. Woolworth                          $0                               Over $100,000

INTERESTED TRUSTEES
William E. Mayer                              $0                            $50,001-$100,000

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Fund's portfolio managers managed as of the Fund's fiscal year-end.

                              OTHER SEC-REGISTERED
                             OPEN-END AND CLOSED-END        OTHER POOLED
    PORTFOLIO MANAGER                 FUNDS               INVESTMENT VEHICLES          OTHER ACCOUNTS
------------------------     ------------------------   -----------------------    ------------------------
                              Number                     Number                     Number
                                of                         of                         of
                             accounts      Assets       accounts     Assets        accounts       Assets
------------------------     ---------   ------------   --------   ------------    ---------   ------------
 Vikram J. Kuriyan, PhD*        11       $6.3 billion      11      $1.0 billion       15       $1.4 billion
      David Lindsay              1       $175 million     None          N/A           76**     $948 million

* Information for Dr. Kuriyan, who began managing the funds after their fiscal year end, is as of June 2005.

** Includes one account with $35 million in assets which includes an advisory fee based on performance.

See "Management -- Portfolio Transactions -- Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how the Advisor addresses potential conflicts of interest resulting from an individual's management of more than one account.

                                       j

OWNERSHIP OF SECURITIES

The table below shows the dollar ranges of shares of the Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio managers listed above at the end of the Fund's most recent fiscal year:

                                       DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND(s)
   PORTFOLIO MANAGER                                  BENEFICIALLY OWNED
-----------------------                ------------------------------------------------
Vikram J. Kuriyan, PhD*                                      None
David Lindsay                                                None

* Information for Dr. Kuriyan, who began managing the funds after their fiscal year end, is as of June 2005.

COMPENSATION

As of the Fund's most recent fiscal year end, the portfolio managers received all of their compensation from the Advisor and its parent company, Columbia Management Group, in the form of salary, bonus, stock options and restricted stock. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Advisor generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmarks and peer groups noted below, emphasizing the manager's three- and five-year performance. The Advisor may also consider the portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall investment performance.

PORTFOLIO MANAGER                    PERFORMANCE BENCHMARK                               PEER GROUP
-----------------                    ---------------------                    ----------------------------
David Lindsay                          Treasury Index                         Lipper General U.S. Treasury

The size of the overall bonus pool each year is determined by Columbia Management Group and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Advisor's profitability for the year, which is influenced by assets under management.

OWNERSHIP OF THE FUND

As of record on June 30, 2005, the Trustees and officers of the Trust as a group owned less than 1% of the then outstanding shares of the Fund.

As of record on June 30, 2005, the following shareholders of record owned 5% or more of the shares of the Fund noted below:

                                       k

COLUMBIA U.S. TREASURY INDEX FUND

                                 CLASS A SHARES

Shareholder (Name And Address)                      Percent Of Class Total (%)
-----------------------------------------           --------------------------
Legg Mason Wood Walker, Inc.                                  16.20
P.O. Box 1476
Baltimore, MD 21203-1476

Legg Mason Wood Walker, Inc.                                   8.63
P.O. Box 1476
Baltimore, MD 21203-1476

Pershing LLC                                                   6.89
P.O. Box 2052
Jersey City, NJ 07303-2052

Reliance Trust Company                                         6.81
FBO Lake Shore Cryotronics 401k
P.O. Box 48529 Atlanta, GA 30362-1529

Circle Trust Company                                           5.06
FBO Steffian Bradley Architects 401k Plan
Metro Center
1 Station Place
Stamford, CT 06902-6800

                                 CLASS B SHARES

Shareholder (Name And Address)                      Percent Of Class Total (%)
-----------------------------------------           --------------------------
Pershing LLC                                                   9.03
P.O. Box 2052
Jersey City, NJ 07303-2052

Columbia Trust Company IRA                                     5.72
Michael A. Marino
5 Stoneybrook Drive
Bridgewater, MA 02324-3555

LPL Financial Services                                         5.64
9785 Towne Centre Drive
San Diego, CA 92121-1968

                                 CLASS C SHARES

Shareholder (Name And Address)                      Percent Of Class Total (%)
-----------------------------------------           --------------------------
Legg Mason Wood Walker, Inc.                                  33.58
P.O. Box 1476
Baltimore, MD 21203-1476

First Clearing LLC                                            11.45
Lenore Brusca IRA
12 Layng Terrace
Springfield, NJ 07081-2908

NFS LLC FEBO                                                   7.52
NFS/FMTC IRA
FBO Lawrence J. Mellon
708 N. Morton Ave.
Morton, PA 19070-1106

                                       l

Bear Stearns Securities Corp.                                  7.02
1 Metrotech Center North
Brooklyn, NY 11201-3870

                                 CLASS Z SHARES

Shareholder (Name And Address)                      Percent Of Class Total (%)
-----------------------------------------           --------------------------
Bank of America NA                                            29.11
Attn Joan Wray/Funds Accounting
411 N. Akard Street
Dallas, TX 75201-3307

SALES CHARGES (dollars in thousands)

                                                           Class A Shares           Class A Shares              Class A Shares
                                                     ------------------------- ------------------------- -------------------------
COLUMBIA U.S. TREASURY INDEX FUND                    Year ended March 31, 2005 Year ended March 31, 2004 Year ended March 31, 2003
---------------------------------------------------  ------------------------- ------------------------- -------------------------
Aggregate initial sales charges on Fund share sales             $10                       $37                       (a)
Initial sales charges retained by CFD                           $ 1                       $ 5                       (a)
Aggregate CDSC on Fund redemptions retained by CFD              $ 0                       $ 0

                                                          Class B Shares            Class B Shares             Class B Shares
                                                     ------------------------- ------------------------- -------------------------
                                                     Year ended March 31, 2005 Year ended March 31, 2004 Year ended March 31, 2003
                                                     ------------------------- ------------------------- -------------------------
Aggregate CDSC on Fund redemptions retained by CFD              $6                        $6                        (a)

                                                          Class C Shares            Class C Shares             Class C Shares
                                                     ------------------------- ------------------------- -------------------------
                                                     Year ended March 31, 2005 Year ended March 31, 2004 Year ended March 31, 2003
                                                     ------------------------- ------------------------- -------------------------
Aggregate CDSC on Fund redemptions retained by CFD              $1                        (a)                       $0

(a) Rounds to less than one.

                                       m

12B-1 PLAN, SHAREHOLDER SERVICING PLAN, CDSCS AND CONVERSION OF SHARES

The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act. Under the Plan, the Fund pays CFD monthly a service fee at an annual rate of 0.25% of the Fund's average daily net assets attributed to Class A, B and C shares. The Fund also pays CFD monthly a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributed to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the 12b-1 fees of the U.S. Treasury Index Class C shares so that these fees do not exceed 0.85% annually of the average daily net assets attributable to Class C shares. CFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CFD's expenses, CFD may realize a profit from the fees.

The Plan authorizes any other payments by the Fund to CFD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares. The Trustees believe the Plan could be a significant factor in the growth and retention of the Fund's assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectuses.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.

SALES-RELATED EXPENSES (dollars in thousands) of CFD relating to the Fund were:

                                                                             Year ended March 31, 2005
U.S. TREASURY INDEX FUND                                        Class A Shares   Class B Shares      Class C Shares
--------------------------------------------------------------  --------------   --------------      --------------
Fees to FSFs                                                          $7              $12                 $ 7
Cost of sales material relating to the Fund (including
  printing and mailing expenses)                                       3                1                  <1

Allocated travel, entertainment and other promotional expenses
  (including advertising)                                              2               <1                  <1

CUSTODIAN OF THE FUND

State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, Massachusetts 02111-2900, is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS

PricewaterhouseCoopers LLP, located at 125 High Street, Boston, Massachusetts 02110-1707, is the Fund's independent registered public accounting firm, providing audit and tax return review services and assistance and consultation in connection

                                       n
with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the reports of PricewaterhouseCoopers LLP for the fiscal year ended March 31, 2005 and for the fiscal year ended March 31, 2004. The information for the fiscal years ended March 31, 2003, 2002, 2001 and 2000 has been derived from the Fund's financial statements which have been audited by another independent registered public accounting firm whose report expressed an unqualified opinion on those financial statements and highlights.

                                       o

                      STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include the series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Columbia Funds Trust VIII, Columbia Funds Series Trust I (formerly named Columbia Funds Trust IX) and Columbia Funds Trust XI (each a Trust and together, the Trusts, also known as Fund Complex). In certain cases, the discussion applies to some, but not all, of the Funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING

In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.

SHORT SALES

A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

LOWER-RATED DEBT SECURITIES

Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the Fund's achievement of its investment goal; and

4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

COMMON STOCK, PREFERRED STOCK AND WARRANTS

Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the company's capital stock at a set price for a specified period of time.

FOREIGN SECURITIES

The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a sub-custodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

The Fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

EXCHANGE-TRADED FUNDS ("ETFS"). The Fund may invest in ETFs up to the maximum amount allowable under the 1940 Act. ETFs are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international.

ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.

The Fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders of the Fund may also indirectly bear similar expenses of an ETF.

ZERO COUPON SECURITIES (ZEROS)

The Fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)

The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSIT are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by a business to finance short-term needs (including promissory notes with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement in which the Fund would be allowed to invest directly.

CERTIFICATES OF DEPOSIT are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. TIME DEPOSITS are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central

Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund.

BANK OBLIGATIONS include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part 1 of this SAI. For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a Fund's assets that may be invested in STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component is usually volatile in response to changes in interest rates.

In U.S. TREASURY ROLLS, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

COMMERCIAL PAPER is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

STRIPPED OBLIGATIONS

To the extent consistent with their investment objective, Funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the Funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Funds' Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

MUNICIPAL SECURITIES

Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this SAI and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, each

Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

PRIVATE ACTIVITY BONDS

The Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

MUNICIPAL LEASE OBLIGATIONS

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

SECURITIES LOANS

The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

INTERFUND BORROWING AND LENDING

The Fund may lend money to and borrow money from other affiliated registered open-end investment companies. The Fund may borrow through the program when the Advisor believes borrowing is appropriate and the costs are equal to or lower than the costs of bank loans. When borrowing money, the Fund is subject to the risk that the securities the Fund acquires with the borrowed money or would otherwise have sold will decline in value. When lending money, the Fund is subject to the risk that the borrower will be unwilling or unable to make timely payments of interest or principal.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)

The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Fund from the transaction.

REITS

The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy.

ASSET-BACKED SECURITIES

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively lengthen the expected maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

CUSTODY RECEIPTS AND TRUST CERTIFICATES. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly "disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

LINE OF CREDIT

The Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goal and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian..

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities;

three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

MUNICIPAL BOND INDEX FUTURES CONTRACTS. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

OPTIONS ON FUTURES CONTRACTS. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The Funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

OPTIONS ON FOREIGN STOCK INDICES. The Funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

SWAP AGREEMENTS (SWAPS, CAPS, COLLARS AND FLOORS)

The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

EQUITY SWAPS

The Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

RISK FACTORS IN EQUITY SWAP TRANSACTIONS. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the portfolio managers do not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. See "Taxes" for information on tax risks associated with equity swaps.

FOREIGN CURRENCY TRANSACTIONS

The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

PARTICIPATION INTERESTS

The Fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

VARIABLE AND FLOATING RATE OBLIGATIONS

Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

If a variable or floating rate instrument is not rated, the Fund's Advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

CURRENCY SWAPS. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

GUARANTEED INVESTMENT CONTRACTS

Pursuant to guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.

The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.

BANK INVESTMENT CONTRACTS

Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the Funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

LOAN PARTICIPATIONS

Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

STRUCTURED INVESTMENTS

Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.

Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.

YANKEE OBLIGATIONS

Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

AMERICAN, EUROPEAN, CONTINENTAL AND GLOBAL DEPOSITARY RECEIPTS

American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

TEMPORARY CASH BALANCES

The Funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.

TAXES

In this section, all discussions of taxation at the shareholder and fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

FEDERAL TAXES. Although it may be one of several series in a single trust, the Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (Code). The Fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets.

To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer, other than U.S. government securities or other regulated investment companies; or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (c) distribute with respect to each year at least 90% of its taxable net investment income, its tax-exempt interest income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation , provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do not apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of
(c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. As a regulated investment company that is accorded special tax treatment, the Fund will not be subject to any federal income taxes on its net investment income and net realized capital gains that it distributes to shareholders on the form of dividends and in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" accorded special tax treatment in any taxable year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions (including any distributions of net tax-exempt income and net long-term capital gains) would generally be taxable as ordinary income to the shareholders, except to the extent they were treated as "qualified dividend income," as described below. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the federal corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends may be, however, includable in adjusted current earnings for purposes of computing corporate federal AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces tax basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.

FUND DISTRIBUTIONS. Distributions from the Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) will generally be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning on or before December 31, 2008.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price of the shareholder paid). Distributions are taxable whether received in cash or in Fund shares.

QUALIFIED DIVIDEND INCOME. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. With respect to a Fund investing in bonds, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

In general, distributions of investment income properly designated by the Fund as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt Fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder (but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes). The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

Income from certain "private activity bonds" issued after August 7, 1986, is treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time Fund shares are held by the shareholder.

A tax-exempt Fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the Fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users, as further defined in the Code. Income derived from the Fund's investments other than tax-exempt instruments may give rise to taxable income. The Fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of Fund shares to the extent of tax-exempt dividends paid during that period. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Under Treasury regulations, if on a disposition of Fund shares a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder will likely have to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. You are advised to consult with your tax advisor.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to backup withholding for taxpayers who fail to furnish a correct taxpayer identification number, who have under-reported dividend or interest income, or who fail to certify to the Fund that the shareholder is a United States person and is not subject to the withholding. This number and certification may be provided by either a Form W-9 or the accompanying application. In certain instances, CMS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This may produce a difference between the Fund's book income and its taxable income possibly accelerating distributions or converting distributions of book income and gains to returns of capital for book purposes.

If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal income tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund." A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

NON-U.S. SHAREHOLDERS. In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the recent legislation, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S.

person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Recent legislation modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the legislation, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning on September 1, 2005) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES (THIS SECTION IS APPLICABLE ONLY TO THE COLUMBIA TAX-MANAGED GROWTH FUND)

FEDERAL GIFT TAXES. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.

Under the Columbia Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceed $11,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.

Under the Columbia Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.

No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), including taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount, which is $1,000,000 for gifts made after December 31, 2001, and before January 1, 2010.

Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's Federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.

The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $22,000.

The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

GENERATION-SKIPPING TRANSFER TAXES

If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Columbia Advantage Plan and does not exceed the available annual exclusion amount. An exemption (the "GST exemption"), equal to $1.5 million in 2005, is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate (47% for gifts made in 2005) on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.

INCOME TAXES

The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Columbia Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.

Under the Columbia Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.

If the donor selects the Columbia Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 35%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 15%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.

When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

CONSULTATION WITH QUALIFIED ADVISOR

Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.

MANAGEMENT OF THE FUNDS The Advisor provides administrative and management services to the Funds. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. (NPMI), merged into Columbia Management Advisors, Inc. Each of the four merging companies was a registered investment advisor and advised various Funds in the Fund Complex. The Advisor, located at 100 Federal Street, Boston, Massachusetts 02110, is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. The Advisor has been an investment advisor since 1969.

In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. (NFMI), a subsidiary of NPMI and a registered investment advisor that advised several Funds in the Fund Complex, merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the Advisor to the Funds previously advised by NFMI.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 49)        Trustee       1996       Executive Vice President -         101        Nash Finch Company (food
P.O. Box 66100                                             Strategy of United Airlines                         distributor)
Chicago, IL 60666                                          (airline) since December,
                                                           2002 (formerly President of
                                                           UAL Loyalty Services
                                                           (airline) from September,
                                                           2001 to December, 2002;
                                                           Executive Vice President
                                                           and Chief Financial Officer
                                                           of United Airlines from
                                                           July, 1999 to September,
                                                           2001; Senior Vice
                                                           President-Finance from
                                                           March, 1993 to July, 1999).

Janet Langford Kelly (Age 47)     Trustee       1996       Partner, Zelle, Hofmann,           101                    None
9534 W. Gull Lake Drive                                    Voelbel, Mason & Gette LLP
Richland, MI 49083-8530                                    (law firm) since March,
                                                           2005; Adjunct Professor of
                                                           Law, Northwestern
                                                           University, since
                                                           September, 2004 (formerly
                                                           Chief Administrative
                                                           Officer and Senior Vice
                                                           President, Kmart Holding
                                                           Corporation (consumer
                                                           goods), from September,
                                                           2003 to March, 2004;
                                                           Executive Vice
                                                           President-Corporate
                                                           Development and
                                                           Administration, General
                                                           Counsel and Secretary,
                                                           Kellogg Company (food
                                                           manufacturer), from
                                                           September, 1999 to August,
                                                           2003; Senior Vice
                                                           President, Secretary and
                                                           General Counsel, Sara Lee
                                                           Corporation (branded,
                                                           packaged, consumer-products
                                                           manufacturer) from January,
                                                           1995 to September, 1999).

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Richard W. Lowry (Age 69)         Trustee       1995       Private Investor since            103(3)                  None
10701 Charleston Drive                                     August, 1987 (formerly
Vero Beach, FL 32963                                       Chairman and Chief
                                                           Executive Officer, U.S.
                                                           Plywood Corporation
                                                           (building products
                                                           manufacturer)).

Charles R. Nelson (Age 62)        Trustee       1981       Professor of Economics,           101                     None
Department of Economics                                    University of Washington,
University of Washington                                   since January, 1976; Ford
Seattle, WA 98195                                          and Louisa Van Voorhis
                                                           Professor of Political
                                                           Economy, University of
                                                           Washington, since
                                                           September, 1993 (formerly
                                                           Director, Institute for
                                                           Economic Research,
                                                           University of Washington
                                                           from September, 2001 to
                                                           June, 2003); Adjunct
                                                           Professor of Statistics,
                                                           University of Washington,
                                                           since September, 1980;
                                                           Associate Editor, Journal
                                                           of Money Credit and
                                                           Banking, since September,
                                                           1993; consultant on
                                                           econometric and statistical
                                                           matters.

John J. Neuhauser (Age 62)        Trustee       1985       Academic Vice President and       103(3)        Saucony, Inc. (athletic
84 College Road                                            Dean of Faculties since                                footwear)
Chestnut Hill, MA 02467-3838                               August, 1999, Boston
                                                           College (formerly Dean,
                                                           Boston College School of
                                                           Management from September,
                                                           1977 to August, 1999).

Patrick J. Simpson (Age 61)       Trustee       2000       Partner, Perkins Coie             101                     None
1120 N.W. Couch Street                                     L.L.P. (law firm).
Tenth Floor
Portland, OR 97209-4128

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas E. Stitzel (Age 69)        Trustee       1998       Business Consultant since          101                    None
2208 Tawny Woods Place                                     1999 (formerly Professor of
Boise, ID 83706                                            Finance from 1975 to 1999,
                                                           College of Business, Boise
                                                           State University);
                                                           Chartered Financial
                                                           Analyst.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 68)       Trustee       1996       Partner and Senior Advisor,        101            Anixter International
8 Sound Shore Drive,                and                    Chicago Growth Partners                             (network support
Suite 285                        Chairman                  (private equity investing)                       equipment distributor);
Greenwich, CT 06830               of the                   since September, 2004                              Ventas, Inc. (real
                                   Board                   (formerly Managing                                  estate investment
                                                           Director, William Blair                            trust); Jones Lang
                                                           Capital Partners (private                         LaSalle (real estate
                                                           equity investing) from                          management services) and
                                                           September, 1994 to                                Ambac Financial Group
                                                           September, 2004).                                  (financial guaranty
                                                                                                                  insurance)

Anne-Lee Verville (Age 59)        Trustee       1998       Retired since 1997                 101          Chairman of the Board of
359 Stickney Hill Road                                     (formerly General Manager,                      Directors, Enesco Group,
Hopkinton, NH 03229                                        Global Education Industry,                      Inc. (designer, importer
                                                           IBM Corporation (computer                          and distributor of
                                                           and technology) from 1994                             giftware and
                                                           to 1997).                                             collectibles)

Richard L. Woolworth (Age 64)     Trustee       1991       Retired since December 2003        101            Northwest Natural Gas
100 S.W. Market Street                                     (formerly Chairman and                          Co. (natural gas service
#1500                                                      Chief Executive Officer,                                provider)
Portland, OR 97207                                         The Regence Group (regional
                                                           health insurer); Chairman
                                                           and Chief Executive
                                                           Officer, BlueCross
                                                           BlueShield of Oregon;
                                                           Certified Public
                                                           Accountant, Arthur Young &
                                                           Company)

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
INTERESTED TRUSTEE
William E. Mayer(2) (Age 65)      Trustee       1994       Partner, Park Avenue Equity       103(3)         Lee Enterprises (print
399 Park Avenue                                            Partners (private equity)                        media), WR Hambrecht +
Suite 3204                                                 since February, 1999                             Co. (financial service
New York, NY 10022                                         (formerly Partner,                                 provider); Reader's
                                                           Development Capital LLC                           Digest (publishing);
                                                           from November, 1996 to                             OPENFIELD Solutions
                                                           February, 1999).                                    (retail industry
                                                                                                             technology provider)

(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

                                              Year First
                                              Elected or
                                  Position     Appointed                            Principal Occupation(s)
     Name, Address and Age       with Funds    to Office                             During Past Five Years
------------------------------   ----------   ----------   -------------------------------------------------------------------------
OFFICERS
Christopher L. Wilson (Age 48)    President      2004      Head of Mutual Funds since August, 2004 and Senior Vice President of the
One Financial Center                                       Advisor since January, 2005; President of the Columbia Funds, Liberty
Boston, MA 02111                                           Funds and Stein Roe Funds since October, 2004; President and Chief
                                                           Executive Officer of the Nations Funds since January, 2005; President of the Galaxy Funds since April 2005; Director of Bank of America Global
                                                           Liquidity Funds, plc since May 2005; Director of Banc of America Capital
                                                           Management (Ireland), Limited since May 2005; Senior Vice President of
                                                           BACAP Distributors LLC since January, 2005; Director of FIM Funding, Inc.
                                                           since January, 2005; Senior Vice President of Columbia Management
                                                           Distributors, Inc. since January, 2005; Director of Columbia Management
                                                           Services, Inc. since January, 2005 (formerly President and Chief
                                                           Executive Officer, CDC IXIS Asset Management Services, Inc. from
                                                           September, 1998 to August, 2004).

J. Kevin Connaughton (Age 40)     Treasurer      2000      Treasurer of the Columbia Funds since October, 2003 and of the Liberty
One Financial Center                                       Funds, Stein Roe Funds and All-Star Funds since December, 2000; Vice
Boston, MA 02111                                           President of the Advisor since April, 2003 (formerly President of the
                                                           Columbia Funds, Liberty Funds and Stein Roe Funds from February, 2004 to
                                                           October, 2004; Chief Accounting Officer and Controller of the Liberty
                                                           Funds and All-Star Funds from February, 1998 to October, 2000); Treasurer of the Galaxy Funds since September, 2002 (formerly Treasurer from
                                                           December, 2002 to December, 2004 and President from February, 2004 to
                                                           December, 2004 of the Columbia Management Multi-Strategy Hedge Fund, LLC;
                                                           Vice President of Colonial Management Associates, Inc. from February,
                                                           1998 to October, 2000).

Mary Joan Hoene (Age 55)           Senior        2004      Senior Vice President and Chief Compliance Officer of the Columbia Funds,
100 Federal Street                  Vice                   Liberty Funds, Stein Roe Funds and All-Star Funds since August, 2004;
Boston, MA 02110                  President                Chief Compliance Officer of the Columbia Management Multi-Strategy Hedge
                                  and Chief                Fund, LLC since August, 2004; Chief Compliance Officer of the BACAP
                                 Compliance                Alternative Multi-Strategy Hedge Fund LLC since October, 2004 (formerly
                                   Officer                 Partner, Carter, Ledyard & Milburn LLP from January, 2001 to August,
                                                           2004; Counsel, Carter, Ledyard & Milburn LLP from November, 1999 to
                                                           December, 2000; Vice President and Counsel, Equitable Life Assurance
                                                           Society of the United States from April, 1998 to November, 1999).

Michael G. Clarke (Age 35)          Chief        2004      Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein Roe
One Financial Center             Accounting                Funds and All-Star Funds since October, 2004 (formerly Controller of the
Boston, MA 02111                   Officer                 Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds from
                                                           May, 2004 to October, 2004; Assistant Treasurer from June, 2002 to May,
                                                           2004; Vice

                                                           President, Product Strategy & Development of the Liberty Funds and Stein
                                                           Roe Funds from February, 2001 to June, 2002; Assistant Treasurer of the
                                                           Liberty Funds, Stein Roe Funds and the All-Star Funds from August, 1999 to February, 2001; Audit Manager, Deloitte & Toche LLP from May, 1997 to
                                                           August, 1999).

Jeffrey R. Coleman (Age 35)      Controller      2004      Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                       All-Star Funds since October, 2004 (formerly Vice President of CDC IXIS
Boston, MA 02111                                           Asset Management Services, Inc. and Deputy Treasurer of the CDC Nvest
                                                           Funds and Loomis Sayles Funds from February, 2003 to September, 2004;
                                                           Assistant Vice President of CDC IXIS Asset Management Services, Inc. and
                                                           Assistant Treasurer of the CDC Nvest Funds from August, 2000 to February,
                                                           2003; Tax Manager of PFPC, Inc. from November, 1996 to August, 2000).

R. Scott Henderson (Age 45)       Secretary      2004      Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds since
One Financial Center                                       December, 2004 (formerly Of Counsel, Bingham McCutchen from April, 2001
Boston, MA 02111                                           to September, 2004; Executive Director and General Counsel, Massachusetts
                                                           Pension Reserves Investment Management Board from September, 1997 to
                                                           March, 2001).

Trustee Positions

As of December 31, 2004, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity.

General

Messrs. Lowry, Mayer and Neuhauser are also trustees/directors of the Liberty All-Star Funds.

The Trustees serve as trustees of 101 registered investment companies managed by the Advisor for which each Trustee receives a retainer at the annual rate of $45,000 and an attendance fee of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December, 2003, Mr. Theobald began serving as the Chairman of the Board. As the independent chairman of the board, Mr. Theobald receives a supplemental retainer at the annual rate of of $100,000; the chair of the Audit Committee receives a supplemental retainer at the annual rate of $10,000; the chair of each other committee receives a supplemental retainer at the annual rate of $5,000. Members of each committee, except the Audit Committee, receive $1,500 for each committee meeting. Each Audit Committee member receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 133 open-end and 10 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

MANAGEMENT AGREEMENT

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. Columbia Management Distributors, Inc. (formerly named Columbia Funds Distributor, Inc.) pays the cost of printing and distributing all other Prospectuses.

ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO CERTAIN FUNDS AND THEIR RESPECTIVE TRUSTS. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION REGARDING YOUR FUND).

Under an Administration Agreement, the Advisor, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

          (a)  providing office space, equipment and clerical personnel;

          (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund;

          (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

          (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

          (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

          (f)  maintaining certain books and records of each Fund.

With respect to Columbia Money Market Fund (formerly named Liberty Money Market
Fund) and Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund), the Administration Agreement for these Funds provides that the Advisor will monitor compliance by the Fund with Rule 2a-7 under the 1940 Act and report to the Trustees from time to time with respect thereto. The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

TRUST SERVICES AGREEMENT

Pursuant to a Trust Services Agreement, CMS provides the Columbia Tax-Managed Growth Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. CMS's fee is described in the Prospectuses of the Columbia Tax-Managed Growth Fund.

THE PRICING AND BOOKKEEPING AGREEMENT

The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement. SEE "FUND CHARGES AND EXPENSES" IN
PART 1 OF THIS SAI FOR INFORMATION ON THESE FEES.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the Funds. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The Funds and clients advised by the Advisor or the Funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.

POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Advisor believes are faced by investment professionals at most major financial firms. The Advisor and the Trustees of the Columbia Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

          - The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

          - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

          - The trading of other accounts could be used to benefit higher-fee accounts (front- running).

          - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

"Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Advisor and the Funds' Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Columbia-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

The Advisor or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

A Fund's portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at the Advisor, including each Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Advisor and each Fund, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of each Fund.

BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute securities transactions for a Fund.

The Advisor places the transactions of the Funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the Funds' transactions where the Funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by Funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a Fund.

The Advisor may use the services of affiliated broker-dealers, when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

PRINCIPAL UNDERWRITER

CMD is the principal underwriter of the Trust's shares. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT

CMS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CMS is based on number of accounts plus reimbursement for certain out-of-pocket expenses. SEE

"FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY CMS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CMS or generally by 6 months' notice by CMS to the Fund. The agreement limits the liability of CMS to the Fund for loss or damage incurred by the Fund to situations involving a failure of CMS to use reasonable care or to act in good faith and without negligence in performing its duties under the agreement. The Fund will indemnify CMS from, among other things, any and all claims, actions, suits, losses, costs, damages, and expenses incurred by it in connection with its acceptance of this Agreement, provided that: (i) to the extent such claims, actions, suits, losses, costs, damages, or expenses relate solely to a particular series or group of series of shares, such indemnification shall be only out of the assets of that series or group of series; (ii) this indemnification shall not apply to actions or omissions constituting negligence or misconduct of CMS or its agents or contractors, including but not limited to willful misfeasance, bad faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under this Agreement; and (iii) CMS shall give a Fund prompt notice and reasonable opportunity to defend against any such claim or action in its own name or in the name of CMS.

CODE OF ETHICS

The Funds, the Advisor, and CMD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

ANTI-MONEY LAUNDERING COMPLIANCE

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account, halting all shareholder activity with respect to such account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

PROXY VOTING POLICIES AND FUND PROXY VOTING RECORD

The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

The Advisor's proxy voting guidelines and procedures are included in this SAI as Appendix II. In accordance with SEC regulations, the fund's proxy voting record for the last twelve-month period ended June 30 has been filed with the SEC. You may obtain a copy of the fund's proxy voting record (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Columbia Funds have adopted policies with respect to the disclosure of the Funds' portfolio holdings by the Funds, Columbia Management, or their affiliates. These policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Funds' website at www.columbiafunds.com, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Fund's policies are described below. The Trustees shall be updated as needed regarding the Fund's compliance with the policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Columbia Management and its affiliates. The Fund's policies prohibit Columbia Management and the Fund's other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund's shares, third-party service providers, rating and ranking organizations and affiliated persons of the Fund.

PUBLIC DISCLOSURES. The Fund's portfolio holdings are currently disclosed to the public through required filings with the SEC and, for equity and fixed income funds, on the Fund's website at www.columbiafunds.com. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund's fiscal year). Shareholders may obtain the Fund's Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Fund's Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

The equity and fixed income Columbia Funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:

                                                            FREQUENCY OF
   TYPE OF FUND              INFORMATION PROVIDED            DISCLOSURE            DATE OF WEB POSTING
------------------   ------------------------------------   ------------   ----------------------------------
   Equity Funds      Full portfolio holdings information.      Monthly      30 calendar days after month-end.
Fixed Income Funds   Full portfolio holdings information.     Quarterly    60 calendar days after quarter-end

The scope of the information provided relating to the Fund's portfolio that is made available on the website may change from time to time without prior notice.

For Columbia's money market funds, a complete list of a Fund's portfolio holdings shall be publicly available on a monthly basis on the fifth business date after month-end. Shareholders may request such information by writing or calling the Fund's distributor, Columbia Management Distributors, Inc. at the address listed on the cover of this SAI.

A Fund, Columbia Management or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

OTHER DISCLOSURES. The Fund's policies provide that non-public disclosures of the Fund's portfolio holdings may be made if (1) the Fund has a legitimate business purpose for making such disclosure, (2) the Fund's chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.

The Fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to Columbia Management and its affiliates, these service providers include the Fund's custodian and sub-custodians, the Fund's independent registered public accounting firm, legal counsel, financial printers(R.R. Donnelly & Sons and Bowne & Co., Inc.), the Fund's proxy voting service provider (Alamo Direct Mail Services, Inc.), the Fund's proxy solicitor (Georgeson Shareholder Communications Inc.), rating agencies that maintain ratings on certain Columbia Funds (Fitch, Inc.) and service providers that support Columbia Management's trading systems (InvestorTool, Inc. and Thomson Financial).These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. The Fund may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Certain clients of the Fund's investment adviser(s) may follow a strategy similar to that of the Fund, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Fund.

DETERMINATION OF NET ASSET VALUE

Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the official closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value following procedures approved by the Trust's Board of Trustees.

(The following two paragraphs are applicable only to Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund) and Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund))

Trading in securities on stock exchanges and over-the-counter markets in foreign securities markets is normally completed well before the close of the business day in New York. Trading on foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

AMORTIZED COST FOR MONEY MARKET FUNDS (SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "INFORMATION CONCERNING THE FUND" IN PART 1 OF THE SAI OF COLUMBIA MONEY MARKET FUND (FORMERLY NAMED LIBERTY MONEY MARKET FUND) AND COLUMBIA MUNICIPAL MONEY MARKET FUND (FORMERLY NAMED LIBERTY MUNICIPAL MONEY MARKET
FUND))

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Under the amortized cost method a security is initially valued at cost and thereafter any discount or premium from maturity value is amortized ratably to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. If a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Columbia Money Market Fund (formerly named Liberty Money Market Fund) or the Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund) for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund may accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CMS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Investors should understand that, since the offering price of the Fund's shares is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge paid as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CMD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CMD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CMD may from time to time reallow additional amounts to all or certain FSFs. CMD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CMD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars. Travelers checks, gift checks, credit card convenience checks, credit cards, cash and ban counter (starter checks) are not accepted.

CMS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CMS, provided the new FSF has a sales agreement with CMD.

Shares credited to an account are transferable upon written instructions in good order to CMS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you may send the certificates to CMS for deposit to your account.

In addition to the commissions specified in a Fund's prospectus and this SAI, CMD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that CMD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CMD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, CMD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.

In addition, CMD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.

CMD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:

1st Global Capital Corp
401 Company
ABN AMRO Trust Services
ADP Retirement Services
Advest
AEGON/Transamerica
AG Edwards
American Century Services
American Express
AMG
AON Consulting
AST Trust Company
Banc of America Investment Services
BancOne
Bear Stearns
Benefit Plan Administrators
Bidwell & Company
BNY Clearing
C N A Trust
Charles Schwab
CIBC Oppenheimer
Citigroup Global Markets
CitiStreet Associates LLC
City National Bank
City of Milwaukee
Columbia Trust Company
Commonwealth Financial
Compensation & Capital
CPI Qualified Plan Consultants
Daily Access Concepts
Davenport & Company
Delaware Investments
Digital Retirement Solutions
Discover Brokerage
Dreyfus/Mellon
Edgewood Services
Edward Jones

E-Trade,
ExpertPlan
FAS Liberty Life Spectrum
Ferris Baker Watts
Fidelity
Financial Data Services
Franklin Templeton
Freeman Welwood
Gem Group
Great West Life
Hewitt Associates LLC
Huntington Bank
ING
Intermountain Health Care
Investmart, Inc.
Investment Manager Services (IMS)
Janney Montgomery Scott
JJB Hilliard Lyons
JP Morgan/American Century
Kenney Investments
Kirkpatrick Pettis Smith Polian Inc
Legg Mason Wood Walker
Liberty Life
Lincoln Financial
Lincoln Life
Linsco Private Ledger
M & T Securities
Marquette Trust Company
Mass Mutual Life
Matrix Settlement & Clearance Services (MSCS)
McDonald Investments
Merrill Lynch
MetLife
MFS
Mfund Trax
MidAtlantic Capital
Milliman USA
Morgan Keegan
Morgan Stanley Dean Witter
PFPC
Nationwide Investment Services
Neuberger Berman Mgmt
NFP Securities
NSD -NetStock Sharebuilder
NYLife Distributors
Optimum Investment Advisors
Orbitex
Pershing LLC
Phoenix Home Life
Piper Jaffray
PNC
PPI Employee Benefits
Private Bank & Trust
Prudential
Putnam Investments
Raymond James
RBC Dain Rausher
Robert W Baird
Royal Alliance
RSM McGladrey Inc.

Safeco
Scott & Stringfellow
Scudder Investments
Security Benefit
Segall Bryant Hamill
South Trust Securities
Southwest Securities
Standard Insurance
Stanton Group
State of NY Deferred Compensation Plan
Stephens, Inc.
Stifel Nicolaus & Co
Strong Capital
Sungard T Rowe Price
Trustar Retirement Services
Trustlynx/Datalynx
UBS Financial Services
USAA Investment Management
Vanguard
Wachovia
TD Waterhouse
Webster Investment Services
Wells Fargo
Wilmington Trust

PLEASE CONTACT YOUR FSF OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY
RECEIVE.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most Funds advised by the Advisor may be purchased through the Automatic Investment Plan. Electronic fund transfers for a fixed amount of at least $50 ($25 for IRA) are used to purchase a Fund's shares at the public offering price next determined after CMD receives the proceeds. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CMD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, D, T, G and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any fund distributed by CMD in which you have a current balance of at least $5,000 into the same class of shares of up to five other Funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Sales charges may apply if exchanging from a money market fund. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC or sales charges.

Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Management Services, Inc. (formerly named Columbia Funds Services, Inc.) (CMS) P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or financial advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CMD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" below for more information.

CLASS T SHAREHOLDER SERVICES PLAN. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the Trusts plan to enter into servicing agreements with institutions (including Bank of America Corporation and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each Fund other than the Columbia Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the Fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares;
(ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.

The payments under the servicing agreements entered into as of the date of this SAI are limited to an aggregate fee of not more than 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.15% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The Funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.

Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such Funds on any day do not exceed the income to be accrued to such Class T shares on that day.

The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the Funds. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Columbia's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.

TAX-SHELTERED RETIREMENT PLANS (Retirement Plans). CMD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Management prototype plans offered through CMD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CMD.

Participants in Retirement Plans not sponsored by CTC, not including Individual Retirement Accounts (IRAs), may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with CMS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CMS. The close out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any Fund distributed by CMD, or if the Retirement Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling CMS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification numbers available when calling.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CMS for more information at 1-800-345-6611.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHTS OF ACCUMULATION (Columbia Class A and Class T shares, Nations Class A shares and Galaxy Retail A shares only) (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase of Class A or Class T shares with prior purchases of other funds and classes distributed by CMD. The applicable sales charge is based on the combined total of:

1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all shares of funds for which CMD serves as distributor (Funds) held by the shareholder.

CMD must be promptly notified of each purchase with respect to which a shareholder is entitled to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CMS. A Fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A, Class E and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all fund shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund)). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CMS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement (provided the FSF returns to CMD the excess commission previously paid during the thirteen-month period). The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price.

If the amount of the Statement is not purchased, the shareholder shall remit to CMD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CMS will redeem escrowed Class A, E or T shares with a value equal to such difference. The additional FSF commission will be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CMS at 1-800-345-6611.

NET ASSET VALUE ELIGIBILITY GUIDELINES (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS).

1. Employees, brokers and various relationships that are allowed to buy at NAV. Class A shares of certain Funds may be sold at (NAV) to the following individuals, whether currently employed or retired: Employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries; Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CMD, or its successors and companies affiliated with the Advisor; Registered representatives and employees of Financial Service Firms (including their affiliates) that are parties to dealer agreements or other sales arrangements with CMD; Nations Funds' Trustees, Directors and employees of its investment sub-advisers; Broker/Dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes; employees or partners of any contractual service provider to the funds

     NAV eligibility for Class A purchase also applies to the families of the parties listed above and their beneficial accounts. Family members include: spouse, parent, stepparent, legal guardian, child, stepchild, father-in-law and mother-in-law.

     Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

     Registered broker/dealer firms that have entered into a Nations Funds dealer agreement with BACAP Distributors, LLC may buy Class A shares without paying a front-end sales charge for their investment account only.

     Banks, trust companies and thrift institutions, acting as fiduciaries.

2. Grandfathered investors. Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may purchase Class A shares of any Fund at NAV in those cases where a Columbia Fund Class Z share is not available.

     Shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at (NAV) will continue to be eligible for NAV purchases into those Nations Fund accounts opened through August 19, 2005.

     Galaxy Fund shareholders prior to December 1, 1995; and shareholders who
     (i) purchased Galaxy Fund Prime A shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.

     (For Class T shares only) Shareholders who (i) purchased Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

3. Reinstatement. Subject to the fund policy on trading of fund shares, an investor who has redeemed class A, B, C, D, G or T shares may, upon request, reinstate within 1 year a portion or all of the proceeds of such sales in shares of class A of any fund at the NAV next determined after Columbia Management Services, Inc. received a written reinstatement request and payment.

4. Retirement Plans. Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with CMD pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

5. Non-U.S. Investors. Certain pension, profit-sharing or other employee benefit plans offered to non-US investors may be eligible to purchase Class A shares with no sales charge.

6. Reorganizations. At the Fund's discretion, NAV eligibility may apply to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

7. Rights of Accumulation (ROA). The value of eligible accounts, regardless of class, maintained by you and you and your immediate family may be combined with the value of your current purchase to reach a sales discount level and to obtain the lower sales charge for your current purchase.

8. Letters of Intent (LOI). You may pay a lower sales charge when purchasing class A shares by signing a letter of intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the LOI within 13 months. If your LOI purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Class A, B, C, D, E, matured F, G and T shares) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act
     (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CMS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value at the time that the SWP is established. Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met. For redemptions in excess of 12% of the account's value at the time that the SWP is established, a CDSC will be charged on the SWP redemption. The 12% limit does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by CMD.

6. Qualified Retirement Plans. CDSCs may be waived on CMD shares sold by employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must be a participant in an alliance program th at has signed an agreement with Columbia Funds or CMD.

7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and
     (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

8. Return of Commission. CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

9. Non-U.S. Investors. CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

10. IRS Section 401 and 457. CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under
     Section 401 or 457 of the tax code.

11. Medical Payments. CDSCs may be waived on shares redeemed for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

12. Plans of Reorganization. At the Funds' discretion, CDSCs may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a fund is a party.

13. Charitable Giving Program. CDSCs may be waived on the sale of Class C or Class D shares sold by a non-profit organization qualified under Section 501(c)(3) of the tax code in connection with the Banc of America Capital Management Charitable Giving Program.

14. The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling or delay sending proceeds from your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction to CMS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CMS and many banks. Additional documentation may be required for sales by corporations, agents, fiduciaries, surviving joint owners, individual retirement account holders and other legal entities. Call CMS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, FSF's are responsible for furnishing all necessary documentation to CMS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN (SWP). The shareholder may establish a SWP. A specified dollar amount, share amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawalsof shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their share account may do so but may be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CMS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in "street name" must be made payable to the back office via the NSCC.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions by check and ACH are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, to a pre-existing bank account or furnishing a signature guaranteed request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CMS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address account and taxpayer identification numbers. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions apply to retirement plan accounts.

CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A and Z shares of certain Funds)

Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CMS will provide checks to be drawn on Mellon Trust of New England, N.A. (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks., However, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON-CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, a Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

INFORMATION APPLICABLE TO CLASS G AND CLASS T SHARES

The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the Funds are subject to a front-end sales charge. Investments in Class G shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.15% and 0.30%, respectively, of the Fund's average daily net assets attributable to its Class T shares. Class G shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.80% and 0.95%, respectively, of the Fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares. Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.

CLASS T SHARES. The public offering price for Class T shares of the Funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 to $25,000,000. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                                    REALLOWANCE TO
                                     REALLOWANCE TO DEALERS        DEALERS AS A % OF
                                    AS A % OF OFFERING PRICE        OFFERING PRICE
      AMOUNT OF TRANSACTION          PER SHARE - BOND FUNDS    PER SHARE - EQUITY FUNDS
      ---------------------         ------------------------   ------------------------
Less than $50,000                             4.25                       5.00
$50,000 but less than $100,000                3.75                       3.75
$100,000 but less than $250,000               2.75                       2.75
$250,000 but less than $500,000               2.00                       2.00
$500,000 but less than $1,000,000             1.75                       1.75
$1,000,000 and over                           0.00                       0.00

The appropriate reallowance to dealers will be paid by CMD to broker-dealer organizations which have entered into agreements with CMD. The reallowance to dealers may be changed from time to time.

Certain affiliates of the Advisor may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of Bank of America Corporation's affiliates.

INFORMATION APPLICABLE TO CERTAIN CLASS G SHARES RECEIVED BY FORMER GALAXY FUND RETAIL B SHAREHOLDERS IN CONNECTION WITH THE GALAXY/LIBERTY REORGANIZATION. The following table describes the CDSC schedul e applicable to Class G shares received by former Galaxy Fund Retail B shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 None

Class G shares received in exchange for Galaxy Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares seven years after purchase. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Asset Allocation Fund and/or International Equity Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.50
Through second year                   5.00
Through third year                    4.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Through the seventh year              None
Longer than seven years               None

If you acquired Retail B Shares in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class T shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

CLASS G SHARES PURCHASED AFTER THE GALAXY/LIBERTY REORGANIZATION. The public offering price for Class G shares of the Funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within seven years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from CMD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Columbia may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a Fund. See "Class T Shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to CMD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares. Class G shares of a Fund will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow CMD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.

Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - (i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a Fund, and subsequently acquires additional Class G shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the Fund, including those acquired through reinvestment, will convert to Class T shares of the Fund on the same date.

INFORMATION APPLICABLE TO CERTAIN CLASS B SHAREHOLDERS

Except for the following, Class B Share Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.

The following table describes the CDSC schedule applicable to Class B shares received by Galaxy Quality Plus Bond Fund shareholders in exchange for Prime B Shares in connection with the Galaxy/Liberty reorganization.

SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

     Automatic conversion to Class A shares occurs eight years after purchase.

     The Class B share discount program for purchases of $250,000 or more is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

INFORMATION APPLICABLE TO CERTAIN CLASS A SHAREHOLDERS:

     Except as set forth in the following paragraph, Class A share CDSCs are described in the Prospectuses:

     Class A shares received by former Galaxy High Quality Bond Fund shareholders in exchange for Prime A Shares in connection with the Galaxy/Liberty reorganization of that Fund are subject to a 1% CDSC upon redemption of such Class A shares if the Prime A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.

Shares of some Funds that pay daily dividends (include Funds) will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. Shares of some Funds that pay daily dividends (exclude Funds) Columbia will be earned starting with the day after that Fund receives payments for the shares. To determine whether a particular Fund is an include or exclude fund, customers can call 1-800-345-6611.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of certain other funds. The prospectus of each Fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange Consult CMS before requesting an exchange.

If you acquire Class A shares of an international fund by exchange from any other fund, you will not be permitted to exchange those shares into another fund for 30 calendar days, although you may redeem those shares at any time. An exchange order received prior to the expiration of the 30-day period will not be honored.

By calling CMS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CMS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CMS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CMS may require customary additional documentation. Prospectuses of the other Funds are available from the CMD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

Consult your FSF or CMS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund. Sales charges may apply for exchanges from money market funds.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Trust has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2005. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust's By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series. Shares of each Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

          Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

          Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

AAA bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

AA bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

BA bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Prime-1 Highest Quality
          Prime-2 Higher Quality
          Prime-3 High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these securities, and 'D' represents the lowest potential for recovery.

                                   APPENDIX II

                   COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA")
                      PROXY VOTING POLICIES AND PROCEDURES
                 ADOPTED JULY 1, 2003 AND REVISED MARCH 4, 2005

POLICY:

ALL PROXIES(1) REGARDING CLIENT SECURITIES FOR WHICH COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA") HAS ASSUMED AUTHORITY TO VOTE SHALL, UNLESS CMA DETERMINES IN ACCORDANCE WITH POLICIES STATED BELOW TO ABSTAIN FROM VOTING, BE VOTED IN A MANNER CONSIDERED BY CMA TO BE IN THE BEST INTEREST OF CMA'S CLIENTS, INCLUDING THE CMG FAMILY FUNDS(2) AND THEIR SHAREHOLDERS, WITHOUT REGARD TO ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES. THE BEST INTEREST OF CLIENTS IS DEFINED FOR THIS PURPOSE AS THE INTEREST OF ENHANCING OR PROTECTING THE ECONOMIC VALUE OF CLIENT ACCOUNTS, CONSIDERED AS A GROUP RATHER THAN INDIVIDUALLY, AS CMA DETERMINES IN ITS SOLE AND ABSOLUTE DISCRETION. IN THE EVENT A CLIENT BELIEVES THAT ITS OTHER INTERESTS REQUIRE A DIFFERENT VOTE, CMA SHALL VOTE AS THE CLIENT CLEARLY INSTRUCTS, PROVIDED CMA RECEIVES SUCH INSTRUCTIONS IN TIME TO ACT ACCORDINGLY.

CMA ENDEAVORS TO VOTE, IN ACCORDANCE WITH THIS POLICY, ALL PROXIES OF WHICH IT BECOMES AWARE, SUBJECT TO THE FOLLOWING EXCEPTIONS (UNLESS OTHERWISE AGREED) WHEN CMA EXPECTS TO ROUTINELY ABSTAIN FROM VOTING:

     1. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE THE SECURITY HAS BEEN LOANED FROM THE CLIENT'S ACCOUNT.

     2. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE CMA DEEMS THE COSTS TO THE CLIENT AND/OR THE ADMINISTRATIVE INCONVENIENCE OF VOTING THE SECURITY (E.G., SOME FOREIGN SECURITIES) OUTWEIGH THE BENEFIT OF DOING SO.

CMA SEEKS TO AVOID THE OCCURRENCE OF ACTUAL OR APPARENT MATERIAL CONFLICTS OF INTEREST IN THE PROXY VOTING PROCESS BY VOTING IN ACCORDANCE WITH PREDETERMINED VOTING GUIDELINES, AS STATED BELOW. FOR THOSE PROXY PROPOSALS THAT REQUIRE SPECIAL CONSIDERATION OR IN INSTANCES WHERE SPECIAL CIRCUMSTANCES MAY REQUIRE VARYING FROM THE PREDETERMINED GUIDELINES, THE CMG PROXY COMMITTEE WILL DETERMINE THE BEST INTEREST OF CMA'S CLIENTS AND VOTE ACCORDINGLY, WITHOUT CONSIDERATION OF ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES.

OVERVIEW:

CMA's policy is based upon its fiduciary obligation to act in its clients' best interest. Citing this obligation, the SEC has adopted rules pursuant to the Investment Advisers Act of 1940 and Investment Company Act of 1940 with respect to proxy voting.

PROCEDURE:

I. ACCOUNT POLICIES

Except as otherwise directed by the client, CMA shall vote as follows:

SEPARATELY MANAGED ACCOUNTS

CMA shall vote proxies on securities held in its separately managed accounts.

COLUMBIA TRUST COMPANY (CTC) TRUST POOLS

CMA shall vote proxies on securities held in the trust pools.

CMG FAMILY FUNDS/CMA FUND TRUST

CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

COLUMBIA PRIVATE PORTFOLIO

CMA shall vote proxies on securities held in its separately managed accounts.

ALTERNATIVE INVESTMENT GROUP

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(1) The term "proxy" as used herein refers to consents, elections and authorizations solicited by any party with respect to securities of any sort.

(2) A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

CMA's clients may invest in securities ("Alternative Investments") issued by alternative investment vehicles (i.e. hedge funds, private equity funds, and other alternative investment pools) that are structured as private limited partnerships ("LPs"), limited liability companies ("LLCs") or offshore corporations. Generally, CMA's Alternative Investment Group ("AIG") is the platform through which CMA provides advisory services relating to Alternative Investments.

The voting rights of Alternative Investments generally are rights of contract set forth in the limited liability company or limited partnership agreement, in the case of LLCs and LPs, or Memorandum and Articles of Association or By-laws, in the case of offshore corporations. Also, as privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, proxies are not solicited regarding Alternative Investment vehicles. Instead, consents may be solicited from members, limited partners or shareholders.

Because of the unique characteristics of Alternative Investments, CMA has a tailored process for voting Alternative Investment proxies and consents.

Process

AIG will vote all Alternative Investment proxies and consents in accordance with this Policy. The committee voting AIG proxies consists of AIG senior management, investment and operations professionals. Conflicts of interest are to be monitored and resolved as set forth in this Policy.

II. PROXY COMMITTEE

CMA shall establish a Proxy Committee whose standing members shall include the head of core equity, head of value, head of growth, head of income strategies, head of equity research and head of fixed income research. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf.

The Proxy Committee's functions shall include, in part,

          (a) direction of the vote on proposals where there has been a recommendation to the Committee, pursuant to Section IV.B, not to vote according to the predetermined Voting Guidelines stated in Section IV.A or on proposals which require special, individual consideration in accordance with Section IV.C;

          (b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

          (c) review at least annually of existing Voting Guidelines and need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

          (d) development and modification of Voting Procedures, as stated in
          Section V, as it deems appropriate or necessary.

The Proxy Committee shall establish a charter, which shall set forth the Committee's purpose, membership and operation. The Committee's charter shall be consistent, in all material respects, with this policy and procedure.

III. CONFLICTS OF INTEREST

With Other Bank of America Businesses

Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

Within CMA

Conflicts of interest may also arise from the business activities of CMA. For example, CMA might manage (or be seeking to manage) the assets of a benefit plan for an issuer. CMA may also be presented with an actual or apparent conflict of interest where proxies of securities issued by BAC or a CMG Family Fund, for which CMA serves as investment adviser, are to be voted for a client's account.

Management of Conflicts

CMA's policy is to always vote proxies in the best interest of its clients, as a whole, without regard to its own self-interest or that of its affiliates. BAC as well as CMA has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

          1. BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or (as in the case of BACAP associates) non-trust fiduciary responsibilities, including investment decision-making and proxy voting.

          2. In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.

          3. Within CMA, CMA's Code of Ethics affirmatively requires that associates of CMA act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's Clients.

          4. By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

               - To disclose to the chairperson of the Proxy Committee and the chairperson to the head of CMG Compliance any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA shall vote proxies. In the event the chairperson of the Proxy Committee has a conflict of interest regarding a given matter, he or she shall abstain from participating in the Committee's determination of whether and/or how to vote in the matter; and

               - To refrain from taking into consideration, in the decision as to whether or how CMA shall vote proxies:

                    - The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

                    - Any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of CMA or BAC.

Where a material conflict of interest is determined to have arisen in the proxy voting process that may not be adequately mitigated by voting in accordance with the predetermined Voting Guidelines, CMA's policy is to invoke one or more of the following conflict management procedures:

1. Convene the Proxy Committee for the purpose of voting the affected proxies in a manner that is free of the conflict.

2. Causing the proxies to be voted in accordance with the recommendations of a qualified, independent third party, which may include CMA's proxy voting agent.

3. In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

IV. VOTING GUIDELINES

A. THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING PROXIES:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

     - Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

          However, CMA generally will WITHHOLD votes from pertinent director nominees if:

               (i) the board as proposed to be constituted would have more than one-third of its members from management;

               (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);

               (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);

               (iv) a director serves on more than six public company boards;

               (v) the CEO serves on more than two public company boards other than the company's board.

          On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

     - Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.

     - Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

     - Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

          -    Established governance standards and guidelines.

          - Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.

          - Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

          - A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

          - Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

          - The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

     - Proposals that grant or restore shareholder ability to remove directors with or without cause.

     - Proposals to permit shareholders to elect directors to fill board vacancies.

     - Proposals that encourage directors to own a minimum amount of company stock.

     -    Proposals to provide or to restore shareholder appraisal rights.

     -    Proposals to adopt cumulative voting.

     -    Proposals for the company to adopt confidential voting.

CMA generally will vote AGAINST:

     - Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

     - Proposals that give management the ability to alter the size of the board without shareholder approval.

     - Proposals that provide directors may be removed only by supermajority vote.

     -    Proposals to eliminate cumulative voting.

     - Proposals which allow more than one vote per share in the election of directors.

     - Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

     - Proposals that mandate a minimum amount of company stock that directors must own.

     -    Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

     - Director and officer indemnification and liability protection. CMA is opposed to entirely eliminating directors' and officers' liability for monetary damages for violating the duty of care. CMA is also opposed to expanding coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. CMA supports proposals which provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he/she reasonably believed was in the best interests of the company, AND (ii) if the director's legal expenses would be covered.

     - Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

     - Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 10% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

     - Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

     -    Proposals asking a company to expense stock options.

     -    Proposals to put option repricings to a shareholder vote.

     - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

CMA generally will vote AGAINST:

     - Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.

     - Proposals to authorize the replacement or repricing of out-of-the money options.

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

     - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

          For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

     - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

     - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

     - Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

     - CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

     - CMA generally votes FOR shareholder proposals to eliminate a poison pill.

     - CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

     - CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.

Supermajority vote

     - CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

     - CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

     - Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

     - Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

          -    Credible reason exists to question:

               - The auditor's independence, as determined by applicable regulatory requirements.

               - The accuracy or reliability of the auditor's opinion as to the company's financial position.

          - Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.

     - Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

     - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

     - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

     - Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

     - Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.

CMA will vote AGAINST:

     - Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

     - Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

     - Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

     - FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

     - FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

     - Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

     - Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

     - Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

     - Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.

     - Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.

     - Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

8.  Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

     -    Board structure

     -    Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     - Ignore a shareholder proposal that is approved by a majority of shares outstanding;

     - Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

     -    Are interested directors and sit on the audit or nominating committee;
          or

     - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

     -    Past performance relative to its peers

     -    Market in which fund invests

     - Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

     - Past shareholder activism, board activity and votes on related proposals

     -    Strategy of the incumbents versus the dissidents

     -    Independence of incumbent directors; director nominees

     -    Experience and skills of director nominees

     -    Governance profile of the company

     -    Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Past performance as a closed-end fund

     -    Market in which the fund invests

     -    Measures taken by the board to address the discount

     - Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

     -    Proposed and current fee schedules

     -    Fund category/investment objective

     -    Performance benchmarks

     -    Share price performance as compared with peers

     -    Resulting fees relative to peers

     -    Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

     -    Stated specific financing purpose

     -    Possible dilution for common shares

     -    Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

     -    Potential competitiveness

     -    Regulatory developments

     -    Current and potential returns

     -    Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a nonfundamental restriction, considering the following factors:

     -    Fund's target investments

     -    Reasons given by the fund for the change

     -    Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:

     -    Political/economic changes in the target market

     -    Consolidation in the target market

     -    Current asset composition

Change in Fund's Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:

     -    Potential competitiveness

     -    Current and potential returns

     -    Risk of concentration

     -    Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

     -    Strategies employed to salvage the company

     -    Past performance of the fund

     -    Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

     -    The degree of change implied by the proposal

     -    The efficiencies that could result

     -    The state of incorporation; net effect on shareholder rights

     -    Regulatory standards and implications

CMA will vote FOR:

     - Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

     - Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

     -    Proposals enabling the Board to:

          -    Change, without shareholder approval the domicile of the fund

          - Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

     -    Regulations of both states

     -    Required fundamental policies of both states

     -    The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Fees charged to comparably sized funds with similar objectives

     -    The proposed distributor's reputation and past performance

     -    The competitiveness of the fund in the industry

     -    Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Resulting fee structure

     -    Performance of both funds

     -    Continuity of management personnel

     -    Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

     -    Performance of the fund's NAV

     -    The fund's history of shareholder relations

     -    The performance of other funds under the adviser's management

9. Alternative Investment Group ("AIG") Matters

The AIG Proxy Sub-Committee generally will vote in accordance with the guidelines set forth in this policy. With respect to matters that are not addressed by the guidelines, the AIG Proxy Sub-Committee will vote each such matter on a CASE-BY-CASE basis.

B. ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.

A Portfolio Manager, sub-adviser or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines stated in Section IV.A. In this situation, he or she shall request that the Proxy Committee consider voting the proxy other than according such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption.

C. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The following proposals require special, individual consideration. The Proxy Committee will determine how proxies related to all such proposals will be voted.

               1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

               2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

               3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

               4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

               5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified in Section IV.A.

               6. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

               7. PREEMPTIVE RIGHTS. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines set forth in Section IV above. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to effect the purposes of this Policy.

     - CMA shall use an independent, third-party vendor (currently Institutional Shareholder Services ("ISS")), to implement its proxy voting process as CMAs proxy voting agent. This retention is subject to CMA continuously assessing the vendor's independence from CMA and its affiliates, and the vendor's ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with CMA's proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor's other clients and the owners, officers or employees of any such firm, on the one hand, and CMA's clients, on the other hand. As means of performing this assessment, CMA will require various reports and notices from the vendor, as well as periodic audits of the vendor's voting record and other due diligence.

     - ISS shall provide proxy analysis and record keeping services in addition to voting proxies on behalf of CMA in accordance with this Policy.

     - On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in all accounts over which CMA has voting authority. Information regarding equity holdings for international portfolio shall be sent weekly.

     - ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be promptly noted and resolved by ISS, with notice to CMA.

     - Whenever a vote is solicited, ISS shall execute the vote according to CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section IV.A.

     - If ISS is not sure how to vote a particular proxy, then ISS will issue a request for voting instructions to CMA over a secure website. CMA personnel shall check this website regularly. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's understanding of the Voting Guidelines previously delivered to ISS. CMA shall promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

     - Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

     - ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

VI. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in CMA's Form ADV. Upon receipt of a Client's request for more information, CMA will provide to the Client a copy of this Policy and/or how CMA voted proxies for the Client pursuant to this Policy for up to a one-year period.

                             COLUMBIA CORE BOND FUND
                           (FORMERLY KNOWN AS COLUMBIA
                             QUALITY PLUS BOND FUND)
                                  (THE "FUND")

   SUPPLEMENT TO THE PROSPECTUSES DATED SEPTEMBER 1, 2005 (THE "PROSPECTUSES")

      The Prospectuses are hereby supplemented with the following information:

      1. The name of the Fund on the front cover of the Prospectuses is revised to read "Columbia Core Bond Fund."

      2. The date on the front cover of each of the Prospectuses is revised to read "________________, 2005."

      3. The following sentence is added to the section entitled "Performance History":

      Year-to-date performance through ____________, 2005 for the following share classes of the Fund were as follows:

Class A --       ___%
Class T --       ___%
Class Z --       ___%

      4. The information under the heading "For More Information - Investment Company Act file number" is revised as follows:

      Columbia Funds Series Trust I: 811-4367

            -     Columbia Core Bond Fund

[Control #]                                                               [Date]

COLUMBIA QUALITY PLUS BOND FUND        Prospectus, September 1, 2005

CLASS A, B AND C SHARES

Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   3
Performance History..................................   4
Your Expenses........................................   7

YOUR ACCOUNT                                            9
---------------------------------------------------------
How to Buy Shares....................................   9
Investment Minimums..................................   9
Sales Charges........................................  10
How to Exchange Shares...............................  14
How to Sell Shares...................................  14
Fund Policy on Trading of Fund Shares................  15
Distribution and Service Fees........................  16
Other Information About Your Account.................  17

MANAGING THE FUND                                      20
---------------------------------------------------------
Investment Advisor...................................  20
Portfolio Manager....................................  20
Legal Proceedings....................................  20

OTHER INVESTMENT
STRATEGIES AND RISKS                                   22
---------------------------------------------------------
FINANCIAL HIGHLIGHTS                                   23
---------------------------------------------------------

APPENDIX A                                             27
---------------------------------------------------------

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks a high level of current income consistent with prudent risk of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests primarily in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as in U.S. and foreign corporate debt obligations, such as notes and bonds. The Fund also invests in asset-backed and mortgage-backed securities and in money market instruments, such as commercial paper and obligations of U.S. and foreign banks.

The Fund may from time to time invest in a limited amount of interest rate futures contracts. The Fund will use interest rate futures contracts, which may be considered derivatives, in an effort to manage the impact to the Fund of changes in interest rates.

In selecting portfolio securities for the Fund, the Fund's investment advisor monitors and evaluates economic trends. It establishes duration targets and ranges of interest rates on bonds of various maturities, and determines the appropriate allocation of the Fund's investments among various market sectors.

Substantially all of the Fund's investments (under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes) will be debt obligations of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the advisor to be of comparable quality. High quality securities tend to pay less income than lower-rated securities. The Fund expects that under normal circumstances at least 50% of its net assets plus any borrowings for investment purposes will be invested in high quality debt obligations that have one of the top two ratings assigned by S&P or Moody's or unrated securities determined by the advisor to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund does not have to sell the security unless the advisor determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any debt securities that are not rated investment grade by either S&P or Moody's (or unrated but determined by the advisor to be of comparable quality) to the extent such securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will vary from time to time depending on current market and economic conditions and the advisor's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the advisor believes that holding the security is no longer consistent with the Fund's investment goal.

As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

----
 2

THE FUND

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued or supported by private entities, including corporate bonds, municipal bonds and mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income. The Fund's investments in securities issued by U.S. government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, are not funded by Congressional appropriations and are neither guaranteed nor insured by the U.S. government. Furthermore, no assurances can be given that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

                                                                            ----

THE FUND

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative strategies, see the Statement of Additional Information.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Frequent trading risk. Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher transaction costs, which could reduce the Fund's return.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

----
 4

THE FUND

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges. Class B share returns do not reflect Class A share returns after conversion of Class B shares to Class A shares (see the section "Your Account -- Sales Charges").

              The Fund's returns are compared to the Lehman Brothers Government/Credit Bond Index (the Lehman Index), an unmanaged index that tracks the performance of U.S. Government and corporate bonds rated investment grade or better, with
              maturities of at least one year. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)

                                  (BAR CHART)

                       21.20%      1.37%      9.11%      9.24%                12.57%      7.30%     10.28%      3.33%      3.45%
                                                                   -4.11%
                        1995       1996       1997       1998       1999       2000       2001       2002       2003       2004


            The Class's year-to-date total return         For the periods shown in bar chart:
            through June 30, 2005 was +2.40%.             Best quarter: 2nd quarter 1995, +7.54%
                                                          Worst quarter: 2nd quarter 2004, -2.90%

 (1) The calendar year total returns shown for Class A shares include the returns of Prime A Shares of Galaxy Quality Plus Bond Fund, the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class A shares were initially offered by the Fund. The returns shown for Class A shares also include the returns of Retail A Shares of Galaxy Quality Plus Bond Fund for periods prior to the inception of Prime A Shares (November 1, 1998). Class A shares generally would have had substantially similar returns because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class A shares (in particular, 12b-1 fees, which Class T shares do not pay) exceed expenses paid by Retail A Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                            ----

THE FUND

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                                               1 YEAR             5 YEARS            10 YEARS
Class A (%)
  Return Before Taxes                                           -1.43              6.29(1)             6.65(1)
  Return After Taxes on Distributions                           -2.98              4.25(1)             4.43(1)
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                        -0.65              4.18(1)             4.34(1)
-------------------------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                           -2.22              6.23(1)             6.69(1)
  Return After Taxes on Distributions                           -3.56              4.46(1)             4.66(1)
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                        -1.14              4.30(1)             4.51(1)
-------------------------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                            1.85              6.61(1)             6.73(1)
  Return After Taxes on Distributions                            0.46              4.83(1)             4.68(1)
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                         1.50              4.63(1)             4.53(1)
-------------------------------------------------------------------------------------------------------------
Lehman Index (%)                                                 4.19              8.00                7.80

 (1) The average annual total returns shown include the returns of Prime A Shares (for Class A shares) and Prime B Shares (for Class B shares) of Galaxy Quality Plus Bond Fund for periods prior to November 25, 2002, the date on which Class A, Class B and Class C shares were initially offered by the Fund. The returns shown for Class A shares and Class B shares also include the returns of Retail A Shares of Galaxy Quality Plus Bond Fund (adjusted, as necessary, to reflect the sales charges applicable to Class A shares and Class B shares, respectively) for periods prior to the inception of Prime A Shares and Prime B Shares (November 1, 1998). Class A and Class B shares would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although returns would be lower to the extent that expenses for Class A and Class B shares exceed expenses for Retail A Shares. The returns shown for Class C shares for periods prior to November 25, 2002 include the returns of Retail B Shares of Galaxy Quality Plus Bond Fund (adjusted to reflect the sales charge applicable to Class C shares). The returns shown for Class C shares also include the returns of Retail A Shares of Galaxy Quality Plus Bond Fund (adjusted to reflect the sales charges applicable to Class C shares) for periods prior to the date of inception of Retail B Shares (March 4, 1996). Class C shares would have had substantially similar returns because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class C shares exceed expenses paid by Retail A and Retail B Shares.

----
 6

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
              UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Management Distributors, Inc., the Fund's distributor.

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class B shares convert to Class A shares after eight years.
             -------------------------------------------------------------------

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                CLASS A         CLASS B         CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                          4.75            0.00            0.00
-------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                                1.00(2)         5.00            1.00
-------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)              (3)             (3)             (3)

 (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.

 (3) There is a $7.50 charge for wiring sale proceeds to your bank.

                                                                            ----

THE FUND

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                                CLASS A         CLASS B         CLASS C
Management fee(1)(2) (%)                                         0.53            0.53            0.53
-------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                        0.25            1.00            1.00(3)
-------------------------------------------------------------------------------------------------------
Other expenses (%)                                               0.13            0.13            0.13
-------------------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                         0.91            1.66            1.66(3)

 (1) The Fund pays a management fee of 0.46% and an administration fee of 0.07%.

 (2) Management fees have been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

 (3) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table, the 12b-1 fees for Class C shares would be 0.85% and the total annual fund operating expenses for Class C shares would be 1.51%. This arrangement may be modified or terminated by the distributor at any time.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
Class A                                                           $563           $751           $  955           $1,541
------------------------------------------------------------------------------------------------------------------------
Class B:  did not sell your shares                                $169           $523           $  902           $1,766
          sold all your shares at the end of the period           $669           $823           $1,102           $1,766
------------------------------------------------------------------------------------------------------------------------
Class C:  did not sell your shares                                $169           $523           $  902           $1,965
          sold all your shares at the end of the period           $269           $523           $  902           $1,965

See Appendix A for additional hypothetical investment and expense information.

----
 8

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to the transfer agent, Columbia
                       Management Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Management Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Management Distributors, Inc.
                       for shares of the same class (and, in some cases, certain
                       other classes) of the Fund at no additional cost. There may be an additional sales charge if exchanging from a money
                       market fund. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       Exchanges will continue so long as your fund balance is
                       sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                       $100 minimum) by calling 1-800-345-6611. There may be an
                       additional sales charge if exchanging from a money market
                       fund. Be sure to complete the appropriate section of the
                       account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares (and, in some
                       cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if
                       exchanging from a money market fund. To invest your
                       dividends in the Fund, call 1-800-345-6611.

INVESTMENT MINIMUMS
--------------------------------------------------------------------------------
The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Please see the Statement of Additional Information for more details on investment minimums.

                                                                            ----

YOUR ACCOUNT

SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge ("CDSC") when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.

             -------------------------------------------------------------------
CHOOSING A SHARE CLASS

              The Fund offers three classes of shares in this prospectus -- CLASS A, B AND C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

              The Fund also offers three additional classes of shares,
              Class T, G and Z shares, exclusively to certain institutional and other investors. Class T, G and Z shares are made
              available through separate prospectuses provided to eligible institutional and other investors.
             -------------------------------------------------------------------

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES

                                                                                                      % OF OFFERING
                                                                AS A % OF                                 PRICE
                                                                THE PUBLIC           AS A %            RETAINED BY
                                                                 OFFERING           OF YOUR             FINANCIAL
AMOUNT PURCHASED                                                  PRICE            INVESTMENT            ADVISOR
Less than $50,000                                                  4.75               4.99                4.25
-------------------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                                      4.50               4.71                4.00
-------------------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                                     3.50               3.63                3.00
-------------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                                     2.50               2.56                2.25
-------------------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                                   2.00               2.04                1.75
-------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                 0.00               0.00                0.00

Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on

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 10

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the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                                COMMISSION %
Less than $3 million                                                1.00
----------------------------------------------------------------------------
$3 million to less than $50 million                                 0.50
----------------------------------------------------------------------------
$50 million or more                                                 0.25

For certain group retirement plans, financial advisors will receive a 1% commission from the distributor on all purchases of less than $3 million.

             -------------------------------------------------------------------

              UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

              Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your
              shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
              time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
              longest.
             -------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS

A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to

                                                                            ----

YOUR ACCOUNT

that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

- Individual accounts

- Joint accounts

- Certain IRA accounts

- Certain trusts

- UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

D. How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, through fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the

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 12

YOUR ACCOUNT

selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

PURCHASES OF LESS THAN $50,000:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   5.00
-------------------------------------------------------------------------------
Through second year                                                  4.00
-------------------------------------------------------------------------------
Through third year                                                   3.00
-------------------------------------------------------------------------------
Through fourth year                                                  3.00
-------------------------------------------------------------------------------
Through fifth year                                                   2.00
-------------------------------------------------------------------------------
Through sixth year                                                   1.00
-------------------------------------------------------------------------------
Longer than six years                                                0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

CLASS C SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   1.00
-------------------------------------------------------------------------------
Longer than one year                                                 0.00

                                                                            ----

YOUR ACCOUNT

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Management Distributors, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) if applicable, you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

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 14

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OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund
                       distributed by Columbia Management Distributors, Inc. at no additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or if
                       applicable, stock power form along with any share
                       certificates to be sold, to the address below. In your
                       letter of instruction, note the Fund's name, share class,
                       account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter.
                       Signatures must be guaranteed by either a bank, a member
                       firm of a national stock exchange or another eligible
                       guarantor that participates in the Medallion Signature
                       Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries,
                       surviving joint owners and individual retirement account
                       owners. For details, call 1-800-345-6611.
                       Mail your letter of instruction to Columbia Management
                       Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell shares of the Fund and request that the
                       proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum
                       account balance requirement has been waived for wrap
                       accounts. This feature is not available if you hold your
                       shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the
                       appropriate section of the account application for this
                       feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange

                                                                            ----

YOUR ACCOUNT

purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
RULE 12B-1 PLAN The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The distributor has voluntarily agreed to waive a portion of the Fund's Class C share distribution fee so that it does not exceed 0.60% annually. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after eight years, eliminating the distribution fee upon conversion.

----
 16

YOUR ACCOUNT

ADDITIONAL INTERMEDIARY COMPENSATION In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of the Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not

                                                                            ----

YOUR ACCOUNT

be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund declares any dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the date on which a purchase order is settled by payment. Shares stop earning dividends at the close of business on the day before the date on which a redemption order is settled. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

----
 18

YOUR ACCOUNT

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

                                                                            ----

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. ("Columbia Management"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to June 15, 2005, CMG was a corporation. Effective June 15, 2005, CMG converted to a limited liability company. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2005 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.49% of average daily net assets of the Fund. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's annual report to shareholders for the fiscal year ended April 30, 2005.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
MARIE M. SCHOFIELD, a senior vice president of Columbia Management, is the manager for the Fund and has managed the Fund since it commenced operations in November, 2002. Ms. Schofield managed the Galaxy Quality Plus Bond Fund, the predecessor to the Fund, since February, 1996. Ms. Schofield has been associated with Columbia Management or its predecessors since February, 1990.

The Statement of Additional Information provides additional information about the manager's compensation, other accounts managed and ownership of securities in the Fund.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
On February 9, 2005, Columbia Management and Columbia Management Distributors, Inc. (formerly named Columbia Funds Distributor, Inc.) ("CMD") (collectively, "the Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements." The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia Management and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds'

----
 20

MANAGING THE FUND


management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the funds' independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the Fund or its shareholders cannot currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL"). The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, removal of the trustees of the funds, removal of Columbia Management and CMD, disgorgement of all management fees and monetary damages. The MDL is ongoing.

On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the funds and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the funds and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

In 2004, certain Columbia Funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits seek damages and allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as IN RE COLUMBIA ENTITIES LITIGATION. The plaintiffs filed a consolidated amended complaint on June 9, 2005.

On March 21, 2005, purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL.


                                                                            ----

OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and their associated risks are described under "The Fund -- Principal Investment Strategies" and "The
Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goal. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
The Fund may enter into a number of derivative strategies, including those that employ futures and options, swap contracts and inverse floaters, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an interest in an opposite position. Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund, or that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

----
 22

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from May 1 to April 30, unless otherwise indicated. Information for Class A and Class B shares prior to November 25, 2002, the date Class A and Class B shares were initially offered, is for the former Prime A shares and Prime B shares, respectively, of the Galaxy Quality Plus Bond Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the years ended April 30, 2004 and 2005, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the six months ended April 30, 2003 and the fiscal years ended October 31, 2002, 2001 and 2000 has been derived from the Fund's financial statements which have been audited by another independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

THE FUND

                                                                          SIX MONTHS
                                                   YEAR ENDED               ENDED
                                                   APRIL 30,              APRIL 30,                YEAR ENDED OCTOBER 31,
                                               2005         2004(a)       2003(b)(c)         2002           2001           2000
                                             Class A        Class A        Class A         Class A        Class A        Class A
                                             -------        -------       ----------       -------        -------        -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                        10.93         11.52           11.29          11.23          10.35          10.25
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                         0.39(d)       0.38(d)         0.24(d)        0.54(f)        0.57           0.57
  Net realized and unrealized gain (loss)
  on investments and futures contracts          0.09         (0.30)           0.24           0.07(f)        0.89           0.12
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                0.48          0.08            0.48           0.61           1.46           0.69
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                   (0.41)        (0.46)          (0.25)         (0.55)         (0.58)         (0.59)
  From net realized gains                      (0.19)        (0.21)             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to
Shareholders                                   (0.60)        (0.67)          (0.25)         (0.55)         (0.58)         (0.59)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                              10.81         10.93           11.52          11.29          11.23          10.35
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(g)(h)                          4.52          0.65            4.28(i)        5.64          14.48           7.00
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
DATA (%):
  Expenses(j)                                   0.94          1.02            0.92(k)        0.89           0.95           1.05
  Net investment income(j)                      3.75          3.35            4.20(k)        4.79(f)        5.33           5.74
  Waiver/reimbursement                            --(e)       0.12            0.22(k)        0.39           0.38           0.47
Portfolio turnover rate (%)                      118           119              42(i)          75            131            104
Net assets, end of period (000's) ($)         32,601         2,105             522             59             38             34

 (a) On October 13, 2003, the Liberty Quality Plus Bond Fund was renamed the Columbia Quality Plus Bond Fund.

 (b) The Fund changed its fiscal year end from October 31 to April 30.

 (c) On November 25, 2002, the Galaxy Quality Plus Bond Fund, Prime A shares were redesignated Liberty Quality Plus Bond Fund, Class A shares.

 (d) Per share data was calculated using average shares outstanding during the period.

 (e) Rounds to less than 0.01%.


                                                                            ----

FINANCIAL HIGHLIGHTS

 (f) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and began amortizing premium and accreting discount on all debt securities. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets was $0.00, $0.00 and (0.15)%, respectively.

 (g) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

 (h) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

 (i) Not annualized.

 (j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (k) Annualized.

----
 24

FINANCIAL HIGHLIGHTS

THE FUND

                                                                          SIX MONTHS
                                                    YEAR ENDED               ENDED
                                                    APRIL 30,              APRIL 30,               YEAR ENDED OCTOBER 31,
                                                 2005      2004(a)        2003(b)(c)         2002           2001           2000
                                               Class B     Class B          Class B        Class B        Class B        Class B
                                               -------     -------        -----------      -------        -------        -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                          10.93      11.52            11.29          11.23          10.35          10.24
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                           0.31(d)    0.29(d)          0.20(d)        0.44(f)        0.49           0.51
  Net realized and unrealized gain (loss)
  on investments and futures contracts            0.09      (0.30)            0.24           0.08(f)        0.89           0.12
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                  0.40      (0.01)            0.44           0.52           1.38           0.63
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                     (0.33)     (0.37)           (0.21)         (0.46)         (0.50)         (0.52)
  From net realized gains                        (0.19)     (0.21)              --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to
Shareholders                                     (0.52)     (0.58)           (0.21)         (0.46)         (0.50)         (0.52)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                10.81      10.93            11.52          11.29          11.23          10.35
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(g)(h)                            3.74      (0.12)            3.89(i)        4.86          13.65           6.41
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
DATA (%):
  Expenses(j)                                     1.69       1.81             1.68(k)        1.64           1.68           1.71
  Net investment income(j)                        2.97       2.60             3.45(k)        4.04(f)        4.60           5.07
  Waiver/reimbursement                              --(e)    0.11             0.22(k)        0.30           0.28           0.29
Portfolio turnover rate (%)                        118        119               42(i)          75            131            104
Net assets, end of period (000's) ($)           12,019      1,541              900            268            290            262

 (a) On October 13, 2003, the Liberty Quality Plus Bond Fund was renamed the Columbia Quality Plus Bond Fund.

 (b) The Fund changed its fiscal year end from October 31 to April 30.

 (c) On November 25, 2002, the Galaxy Quality Plus Bond Fund, Prime B shares were redesignated Liberty Quality Plus Bond Fund, Class B shares.

 (d) Per share data was calculated using average shares outstanding during the period.

 (e) Rounds to less than 0.01%.

 (f) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and began amortizing premium and accreting discount on all debt securities. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets was $(0.02), $0.02 and (0.15)%, respectively.

 (g) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (h) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

 (i) Not annualized.

 (j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (k) Annualized.

                                                                            ----

FINANCIAL HIGHLIGHTS

THE FUND

                                                                                                     PERIOD ENDED
                                                                      YEAR ENDED APRIL 30,            APRIL 30,
                                                                      2005           2004(a)           2003(b)
                                                                     Class C         Class C           Class C
                                                                     -------         -------           -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                               10.93           11.52             11.21
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(c)                                             0.33            0.31              0.16
  Net realized and unrealized gain (loss) on investments and
  futures contracts                                                    0.09           (0.30)             0.33
-----------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                       0.42            0.01              0.49
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                                          (0.35)          (0.39)            (0.18)
  From net realized gains                                             (0.19)          (0.21)               --
-----------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders                          (0.54)          (0.60)            (0.18)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                     10.81           10.93             11.52
-----------------------------------------------------------------------------------------------------------------
Total return (%)(e)(f)                                                 3.89            0.10              4.38(g)
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses(h)                                                          1.54            1.59              1.55(d)
  Net investment income(h)                                             3.12            2.75              3.23(d)
  Waiver/reimbursement                                                 0.15            0.26              0.37(d)
Portfolio turnover rate (%)                                             118             119                42(g)
Net assets, end of period (000's) ($)                                 5,140             558               170

 (a) On October 13, 2003, the Liberty Quality Plus Bond Fund was renamed the Columbia Quality Plus Bond Fund.

 (b) Class C shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Annualized.

 (e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

 (g) Not annualized.

 (h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


----
 26

APPENDIX A

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Fund assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any fee waiver or expense reimbursement.

CLASS A SHARES(1)

    ANNUAL EXPENSE RATIO      INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
    --------------------      --------------------------------------   ----------------------
           0.91%                            $10,000.00                           5%

                       CUMULATIVE RETURN     HYPOTHETICAL YEAR-       CUMULATIVE RETURN       HYPOTHETICAL YEAR-
                         BEFORE FEES &       END BALANCE BEFORE         AFTER FEES &          END BALANCE AFTER      ANNUAL FEES &
YEAR                       EXPENSES           FEES & EXPENSES             EXPENSES             FEES & EXPENSES         EXPENSES
----                   -----------------     ------------------     ---------------------     ------------------     -------------
1                             5.00%              $10,001.25                  4.09%                $ 9,914.57           $  563.45
2                            10.25%              $10,501.31                  8.35%                $10,320.08           $   92.07
3                            15.76%              $11,026.38                 12.78%                $10,742.17           $   95.83
4                            21.55%              $11,577.70                 17.39%                $11,181.52           $   99.75
5                            27.63%              $12,156.58                 22.19%                $11,638.85           $  103.83
6                            34.01%              $12,764.41                 27.19%                $12,114.88           $  108.08
7                            40.71%              $13,402.63                 32.39%                $12,610.38           $  112.50
8                            47.75%              $14,072.76                 37.81%                $13,126.14           $  117.10
9                            55.13%              $14,776.40                 43.44%                $13,663.00           $  121.89
10                           62.89%              $15,515.22                 49.31%                $14,221.82           $  126.88

TOTAL GAIN BEFORE FEES & EXPENSES                $ 5,990.22
TOTAL GAIN AFTER FEES & EXPENSES                                                                  $ 4,696.82
TOTAL ANNUAL FEES & EXPENSES PAID                                                                                      $1,541.38

 (1) For Class A shares, the year one Annual Fees & Expenses and Hypothetical Year-End Balance Before Fees & Expenses information shown include the dollar amount and effect of any applicable front-end sales charge of the fund.

                                                                            ----

APPENDIX A

CLASS B SHARES

    ANNUAL EXPENSE RATIO      INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
    --------------------      --------------------------------------   ----------------------
           1.66%                            $10,000.00                          5%

                       CUMULATIVE RETURN     HYPOTHETICAL YEAR-       CUMULATIVE RETURN       HYPOTHETICAL YEAR-
                         BEFORE FEES &       END BALANCE BEFORE         AFTER FEES &          END BALANCE AFTER      ANNUAL FEES &
YEAR                       EXPENSES           FEES & EXPENSES             EXPENSES             FEES & EXPENSES         EXPENSES
----                   -----------------     ------------------     ---------------------     ------------------     -------------
1                             5.00%              $10,500.00                  3.34%                $10,334.00           $  168.77
2                            10.25%              $11,025.00                  6.79%                $10,679.16           $  174.41
3                            15.76%              $11,576.25                 10.36%                $11,035.84           $  180.23
4                            21.55%              $12,155.06                 14.04%                $11,404.44           $  186.25
5                            27.63%              $12,762.82                 17.85%                $11,785.34           $  192.48
6                            34.01%              $13,400.96                 21.79%                $12,178.98           $  198.90
7                            40.71%              $14,071.00                 25.86%                $12,585.75           $  205.55
8                            47.75%              $14,774.55                 30.06%                $13,006.12           $  212.41
9                            55.13%              $15,513.28                 35.38%                $13,538.07           $  120.78
10                           62.89%              $16,288.95                 40.92%                $14,091.77           $  125.72

TOTAL GAIN BEFORE FEES & EXPENSES                $ 6,288.95
TOTAL GAIN AFTER FEES & EXPENSES                                                                  $ 4,091.77
TOTAL ANNUAL FEES & EXPENSES PAID                                                                                      $1,765.50

CLASS C SHARES

    ANNUAL EXPENSE RATIO      INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
    --------------------      --------------------------------------   ----------------------
           1.66%                            $10,000.00                          5%

                       CUMULATIVE RETURN     HYPOTHETICAL YEAR-       CUMULATIVE RETURN       HYPOTHETICAL YEAR-
                         BEFORE FEES &       END BALANCE BEFORE         AFTER FEES &          END BALANCE AFTER      ANNUAL FEES &
YEAR                       EXPENSES           FEES & EXPENSES             EXPENSES             FEES & EXPENSES         EXPENSES
----                   -----------------     ------------------     ---------------------     ------------------     -------------
1                             5.00%              $10,500.00                  3.34%                $10,334.00           $  168.77
2                            10.25%              $11,025.00                  6.79%                $10,679.16           $  174.41
3                            15.76%              $11,576.25                 10.36%                $11,035.84           $  180.23
4                            21.55%              $12,155.06                 14.04%                $11,404.44           $  186.25
5                            27.63%              $12,762.82                 17.85%                $11,785.34           $  192.48
6                            34.01%              $13,400.96                 21.79%                $12,178.98           $  198.90
7                            40.71%              $14,071.00                 25.86%                $12,585.75           $  205.55
8                            47.75%              $14,774.55                 30.06%                $13,006.12           $  212.41
9                            55.13%              $15,513.28                 34.41%                $13,440.52           $  219.51
10                           62.89%              $16,288.95                 38.89%                $13,889.43           $  226.84

TOTAL GAIN BEFORE FEES & EXPENSES                $ 6,288.95
TOTAL GAIN AFTER FEES & EXPENSES                                                                  $ 3,889.43
TOTAL ANNUAL FEES & EXPENSES PAID                                                                                      $1,965.35


----
 28

NOTES

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 30

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Management Distributors, Inc.

One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Funds Trust III: 811-881

- Columbia Quality Plus Bond Fund

--------------------------------------------------------------------------------

        (ColumbiaFunds Logo)

         A Member of Columbia Management Group

         (C)2005 Columbia Management Distributors, Inc.

         One Financial Center, Boston, MA 02111-2621

         800.426.3750  www.columbiafunds.com                   PRO-36/89644-0805

COLUMBIA QUALITY PLUS BOND FUND        Prospectus, September 1, 2005

CLASS Z SHARES

Advised by Columbia Management Advisors, Inc.

--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                               2
--------------------------------------------------------
Investment Goal.....................................   2
Principal Investment Strategies.....................   2
Principal Investment Risks..........................   3
Performance History.................................   4
Your Expenses.......................................   6

YOUR ACCOUNT                                           8
--------------------------------------------------------
How to Buy Shares...................................   8
Eligible Investors..................................   9
Sales Charges.......................................  11
How to Exchange Shares..............................  11
How to Sell Shares..................................  11
Fund Policy on Trading of Fund Shares...............  12
Intermediary Compensation...........................  13
Other Information About Your Account................  14

MANAGING THE FUND                                     17
--------------------------------------------------------
Investment Advisor..................................  17
Portfolio Manager...................................  17
Legal Proceedings...................................  17

OTHER INVESTMENT
STRATEGIES AND RISKS                                  19
--------------------------------------------------------

FINANCIAL HIGHLIGHTS                                  20
--------------------------------------------------------

APPENDIX A                                            21
--------------------------------------------------------

Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks a high level of current income consistent with prudent risk of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests primarily in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as in U.S. and foreign corporate debt obligations, such as notes and bonds. The Fund also invests in asset-backed and mortgage-backed securities and in money market instruments, such as commercial paper and obligations of U.S. and foreign banks.

The Fund may from time to time invest in a limited amount of interest rate futures contracts. The Fund will use interest rate futures contracts, which may be considered derivatives, in an effort to manage the impact to the Fund of changes in interest rates.

In selecting portfolio securities for the Fund, the Fund's investment advisor monitors and evaluates economic trends. It establishes duration targets and ranges of interest rates on bonds of various maturities, and determines the appropriate allocation of the Fund's investments among various market sectors.

Substantially all of the Fund's investments (under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes) will be debt obligations of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the advisor to be of comparable quality. High quality securities tend to pay less income than lower-rated securities. The Fund expects that under normal circumstances at least 50% of its net assets plus any borrowings for investment purposes will be invested in high quality debt obligations that have one of the top two ratings assigned by S&P or Moody's or unrated securities determined by the advisor to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund does not have to sell the security unless the advisor determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any debt securities that are not rated investment grade by either S&P or Moody's (or unrated but determined by the advisor to be of comparable quality) to the extent such securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will vary from time to time depending on current market and economic conditions and the advisor's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the advisor believes that holding the security is no longer consistent with the Fund's investment goal.

As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

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 2

THE FUND

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued or supported by private entities, including corporate bonds, municipal bonds and mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income. The Fund's investments in securities issued by U.S. government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, are not funded by Congressional appropriations and are neither guaranteed nor insured by the U.S. government. Furthermore, no assurances can be given that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an

                                                                            ----

THE FUND

exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative strategies, see the Statement of Additional Information.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Frequent trading risk. Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher transaction costs, which could reduce the Fund's return.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

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 4

THE FUND

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.(1)

              The Fund's returns are compared to the Lehman Brothers Government/Credit Bond Index (the Lehman Index), an unmanaged index that tracks the performance of U.S. Government and corporate bonds rated investment grade or better, with
              maturities of at least one year. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS Z)(1)

                                  (BAR CHART)

                       21.41%      1.59%      9.23%      9.41%                12.88%      7.53%     10.51%      3.62%      3.71%
                                                                   -3.99%
                        1995       1996       1997       1998       1999       2000       2001       2002       2003       2004


            The Class's year-to-date total return         For the periods shown in bar chart:
            through June 30, 2005 was 2.52%.              Best quarter: 2nd quarter 1995, +7.59%
                                                          Worst quarter: 2nd quarter 2004, -2.84%

 (1) The calendar year total returns shown for Class Z shares include the returns of Trust Shares of the former Galaxy Quality Plus Bond Fund, the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                                                     1 YEAR          5 YEARS         10 YEARS
Class Z (%)
  Return Before Taxes                                                 3.71            7.59(1)          7.39(1)
  Return After Taxes on Distributions                                 2.00            5.44(1)          5.08(1)
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                              2.71            5.24(1)          4.94(1)
-------------------------------------------------------------------------------------------------------------
Lehman Index (%)                                                      4.19            8.00             7.80

 (1) The average annual total returns shown include returns of Trust Shares of Galaxy Quality Plus Bond Fund for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund.

                                                                            ----

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
UNDERSTANDING EXPENSES

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions
             -------------------------------------------------------------------

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         0.00
--------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               0.00
--------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             (2)

 (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (2) There is a $7.50 charge for wiring sale proceeds to your bank.

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 6

THE FUND

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

Management fee(1)(2) (%)                                        0.53
--------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                       0.00
--------------------------------------------------------------------
Other expenses (%)                                              0.13
--------------------------------------------------------------------
Total annual fund operating expenses (%)                        0.66

 (1) The Fund pays a management fee of 0.46% and an administration fee of 0.07%.

 (2) Management fees have been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $67      $211      $368       $822

See Appendix A for additional hypothetical investment and expense information.

                                                                            ----

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with Columbia Management Services, Inc. or your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to Columbia Management Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund and mailed to
                       Columbia Management Services, Inc., P.O. Box 8081, Boston,
                       MA 02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Management Distributors, Inc.
                       for shares of the same class of the Fund at no additional
                       cost. To exchange by telephone, call 1-800-422-3737. Please see "How to Exchange Shares" for more information.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       Exchanges will continue so long as your fund balance is
                       sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                       $100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.

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 8

YOUR ACCOUNT

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.

IMPORTANT THINGS TO CONSIDER WHEN DECIDING ON A CLASS OF SHARES:

Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.

Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by an intermediary. Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.

Eligible Investors and their applicable investment minimums are as follows:

NO MINIMUM INITIAL INVESTMENT

- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

- Any group retirement plan, including defined benefit and defined contribution plans such as 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent;

- Any investor purchasing through a Columbia Management Group state tuition plan organized under Section 529 of the Internal Revenue Code; or

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

                                                                            ----

YOUR ACCOUNT

$1,000 MINIMUM INITIAL INVESTMENT

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by Columbia Management Distributors, Inc. (CMD) (i) who holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by CMD;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by CMD;

- Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary.

- Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $1,000 minimum investment requirement);

- Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; or

- Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.

The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

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 10

YOUR ACCOUNT

SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

             -------------------------------------------------------------------
CHOOSING A SHARE CLASS

              The Fund offers one class of shares in this prospectus --
              CLASS Z.

              The Fund also offers five additional classes of shares --
              Class A, B, C, T and G shares are available through separate prospectuses. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
             -------------------------------------------------------------------

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Management Distributors, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                            ----

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into Class Z shares or Class A
                       (only if Class Z is not offered) shares of another fund
                       distributed by Columbia Management Distributors, Inc. at no additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a
                       member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature
                       Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries,
                       surviving joint owners and individual retirement account
                       owners. For details, call 1-800-345-6611.
                       Mail your letter of instruction to Columbia Management
                       Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell shares of the Fund and request that the
                       proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

----
 12

YOUR ACCOUNT

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

INTERMEDIARY COMPENSATION
--------------------------------------------------------------------------------
The distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

                                                                            ----

YOUR ACCOUNT

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

----
 14

YOUR ACCOUNT

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund declares any dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the date on which a purchase order is settled by payment. Shares stop earning dividends at the close of business on the day before the date on which a redemption order is settled. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

                                                                            ----

YOUR ACCOUNT

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

----
 16

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. ("Columbia Management"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to June 15, 2005, CMG was a corporation. Effective June 15, 2005, CMG converted to a limited liability company. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2005 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.49% of average daily net assets of the Fund. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's annual report to shareholders for the fiscal year ended April 30, 2005.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
MARIE M. SCHOFIELD, a senior vice president of Columbia Management, is the manager for the Fund and has managed the Fund since it commenced operations in November, 2002. Ms. Schofield managed the Galaxy Quality Plus Bond Fund, the predecessor to the Fund, since February, 1996. Ms. Schofield has been associated with Columbia Management or its predecessors since February, 1990.

The Statement of Additional Information provides additional information about the manager's compensation, other accounts managed and ownership of securities in the Fund.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
On February 9, 2005, Columbia Management and Columbia Management Distributors, Inc. (formerly named Columbia Funds Distributor, Inc.) ("CMD") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia Management and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds

                                                                            ----

MANAGING THE FUND

management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the funds' independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the Fund or its shareholders can not currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL"). The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, removal of the trustees of the funds, removal of Columbia Management and CMD, disgorgement of all management fees and monetary damages. The MDL is ongoing.

On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the funds and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the funds and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

In 2004, certain Columbia Funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits seek damages and allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as IN RE COLUMBIA ENTITIES LITIGATION. The plaintiffs filed a consolidated amended complaint on June 9, 2005.

On March 21, 2005, purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL.

----
 18

OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and their associated risks are described under "The Fund -- Principal Investment Strategies" and "The
Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goal. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
The Fund may enter into a number of derivative strategies, including those that employ futures and options, swap contracts and inverse floaters, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an interest in an opposite position. Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund or that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

                                                                            ----

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the last five fiscal years, which run from May 1 to April 30, unless otherwise indicated. Information for Class Z shares prior to November 25, 2002, the date Class Z shares were initially offered, is for the former Trust shares of the Galaxy Quality Plus Bond Fund. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the fiscal years ended April 30, 2004 and 2005, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the six months ended April 30, 2003 and the fiscal years ended October 31, 2002, 2001 and 2000 has been derived from the Fund's financial statements which have been audited by another independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

THE FUND

                                                                           SIX MONTHS
                                           YEAR ENDED      YEAR ENDED        ENDED                YEAR ENDED OCTOBER 31,
                                           APRIL 30,       APRIL 30,       APRIL 30,       ------------------------------------
                                              2005          2004(A)        2003(B)(C)        2002          2001          2000
                                            Class Z         Class Z         Class Z        Class Z       Class Z       Class Z
                                             -------         -------         -------       -------       -------       -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                        10.93           11.52           11.29         11.23         10.35         10.25
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                         0.42(d)         0.42(d)         0.25(d)       0.55(f)       0.60          0.61
  Net realized and unrealized gain (loss)
  on investments                                0.09           (0.31)           0.24          0.08(f)       0.88          0.11
-------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations              0.51            0.11            0.49          0.63          1.48          0.72
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                   (0.44)          (0.49)          (0.26)        (0.57)        (0.60)        (0.62)
  From net realized gains                      (0.19)          (0.21)             --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to
  Shareholders                                 (0.63)          (0.70)          (0.26)        (0.57)        (0.60)        (0.62)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                              10.81           10.93           11.52         11.29         11.23         10.35
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)(g)(h)                          4.78            0.94            4.41(i)       5.86         14.73          7.27
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE
NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses(j)                                   0.69            0.75            0.67(k)       0.69          0.73          0.78
  Net investment income(j)                      3.87            3.71            4.49(k)       4.99(f)       5.55          5.99
  Waiver/reimbursement                            --(e)         0.11            0.22(k)       0.22          0.21          0.21
Portfolio turnover rate (%)                      118             119              42(i)         75           131           104
Net assets, end of period (000's) ($)        926,434         817,994         885,920       888,792       831,727       558,789

 (a) On October 13, 2003, the Liberty Quality Plus Bond Fund was renamed the Columbia Quality Plus Bond Fund.

 (b) The Fund changed its fiscal year end from October 31 to April 30.

 (c) On November 25, 2002, the Galaxy Quality Plus Bond Fund, Trust shares were redesignated Liberty Quality Plus Bond Fund, Class Z shares.

 (d) Per share data was calculated using average shares outstanding during the period.

 (e) Rounds to less than 0.01%.

 (f) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and began amortizing premium and accreting discount on all debt securities. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets was $(0.02), $0.02 and (0.15)%, respectively.

 (g) Total return at net asset value assuming all distributions reinvested.

 (h) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

 (i) Not annualized.

 (j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (k) Annualized.

----
 20

   APPENDIX A

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The chart also assumes that the annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is reflected in the chart and is net of any fee waiver or expense reimbursement.

CLASS Z SHARES

    ANNUAL EXPENSE RATIO      INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
    --------------------      --------------------------------------   ----------------------
           0.66%                            $10,000.00                           5%

                       CUMULATIVE RETURN    HYPOTHETICAL YEAR-                               HYPOTHETICAL YEAR
                        BEFORE FEES AND     END BALANCE BEFORE       CUMULATIVE RETURN       END BALANCE AFTER    ANNUAL FEES
YEAR                       EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES    FEES AND EXPENSES    AND EXPENSES
----                   -----------------    ------------------    -----------------------    -----------------    ------------
1                             5.00%             $10,500.00                  4.34%               $10,434.00          $ 67.43
2                            10.25%             $11,025.00                  8.87%               $10,886.84          $ 70.36
3                            15.76%             $11,576.25                 13.59%               $11,359.32          $ 73.41
4                            21.55%             $12,155.06                 18.52%               $11,852.32          $ 76.60
5                            27.63%             $12,762.82                 23.67%               $12,366.71          $ 79.92
6                            34.01%             $13,400.96                 29.03%               $12,903.42          $ 83.39
7                            40.71%             $14,071.00                 34.63%               $13,463.43          $ 87.01
8                            47.75%             $14,774.55                 40.48%               $14,047.75          $ 90.79
9                            55.13%             $15,513.28                 46.57%               $14,657.42          $ 94.73
10                           62.89%             $16,288.95                 52.94%               $15,293.55          $ 98.84

TOTAL GAIN BEFORE FEES AND EXPENSES             $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                              $ 5,293.55
TOTAL ANNUAL FEES AND EXPENSES                                                                                      $822.48

                                                                            ----

NOTES

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 22

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Management Distributors, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Funds Trust III: 811-881

- Columbia Quality Plus Bond Fund

--------------------------------------------------------------------------------

        (ColumbiaFunds Logo)

         A Member of Columbia Management Group

         (C)2005 Columbia Management Distributors, Inc.
         One Financial Center, Boston, MA 02111-2621
         800.426.3750  www.columbiafunds.com                   PRO-36/86864-0805

COLUMBIA QUALITY PLUS BOND FUND            Prospectus, September 1, 2005

CLASS T AND G SHARES

Advised by Columbia Management Advisors, Inc.

--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   3
Performance History..................................   4
Your Expenses........................................   7

YOUR ACCOUNT                                            9
---------------------------------------------------------
How to Buy Shares....................................   9
Investment Minimums..................................   9
Sales Charges........................................  10
How to Exchange Shares...............................  13
How to Sell Shares...................................  14
Fund Policy on Trading of Fund Shares................  15
Distribution and Service Fees........................  16
Other Information About Your Account.................  17

MANAGING THE FUND                                      20
---------------------------------------------------------
Investment Advisor...................................  20
Portfolio Manager....................................  20
Legal Proceedings....................................  20

OTHER INVESTMENT
STRATEGIES AND RISKS                                   22
---------------------------------------------------------

FINANCIAL HIGHLIGHTS                                   23
---------------------------------------------------------

APPENDIX A                                             25
---------------------------------------------------------

Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks a high level of current income consistent with prudent risk of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests primarily in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as in U.S. and foreign corporate debt obligations, such as notes and bonds. The Fund also invests in asset-backed and mortgage-backed securities and in money market instruments, such as commercial paper and obligations of U.S. and foreign banks.

The Fund may from time to time invest in a limited amount of interest rate futures contracts. The Fund will use interest rate futures contracts, which may be considered derivatives, in an effort to manage the impact to the Fund of changes in interest rates.

In selecting portfolio securities for the Fund, the Fund's investment advisor monitors and evaluates economic trends. It establishes duration targets and ranges of interest rates on bonds of various maturities, and determines the appropriate allocation of the Fund's investments among various market sectors.

Substantially all of the Fund's investments (under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes) will be debt obligations of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the advisor to be of comparable quality. High quality securities tend to pay less income than lower-rated securities. The Fund expects that under normal circumstances at least 50% of its net assets plus any borrowings for investment purposes will be invested in high quality debt obligations that have one of the top two ratings assigned by S&P or Moody's or unrated securities determined by the advisor to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund does not have to sell the security unless the advisor determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any debt securities that are not rated investment grade by either S&P or Moody's (or unrated but determined by the advisor to be of comparable quality) to the extent such securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will vary from time to time depending on current market and economic conditions and the advisor's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the advisor believes that holding the security is no longer consistent with the Fund's investment goal.

As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

----
 2

THE FUND

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued or supported by private entities, including corporate bonds, municipal bonds and mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income. The Fund's investments in securities issued by U.S. government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, are not funded by Congressional appropriations and are neither guaranteed nor insured by the U.S. government. Furthermore, no assurances can be given that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

                                                                            ----

THE FUND

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The Fund may not be able to find a suitable derivative transaction counterparty and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative strategies, see the Statement of Additional Information.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Frequent trading risk. Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher transaction costs, which could reduce the Fund's return.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class T shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class T and G shares, including sales charges, compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

----
 4

THE FUND

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class T share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges. Class G share returns do not reflect Class T share returns after conversion of Class G shares to Class T shares (see the section "Your Account -- Sales Charges").

              The Fund's returns are compared to the Lehman Brothers Government/Credit Bond Index (the Lehman Index), an unmanaged index that tracks the performance of U.S. Government and corporate bonds rated investment grade or better, with
              maturities of at least one year. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS T)(1)

                                  (BAR CHART)

                       21.20%      1.37%      9.11%      9.27%                12.62%      7.27%     10.28%      3.40%      3.56%
                                                                   -4.13%
                        1995       1996       1997       1998       1999       2000       2001       2002       2003       2004


            The Class's year-to-date total return         For the periods shown in bar chart:
            through June 30, 2005 was +2.45%.             Best quarter: 2nd quarter 1995, +7.54%
                                                          Worst quarter: 2nd quarter 2004, -2.88%

 (1) The calendar year total returns shown for Class T shares include the returns of Retail A Shares of Galaxy Quality Plus Bond Fund, the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class T shares were initially offered by the Fund.

                                                                            ----

THE FUND

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                                                     1 YEAR          5 YEARS         10 YEARS
Class T (%)
  Return Before Taxes                                                 -1.34           6.32(1)          6.67(1)
  Return After Taxes on Distributions                                 -2.91           4.28(1)          4.45(1)
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                              -0.59           4.20(1)          4.36(1)
-------------------------------------------------------------------------------------------------------------
Class G (%)
  Return Before Taxes                                                 -2.01           6.19(1)          6.61(1)
  Return After Taxes on Distributions                                 -3.43           4.36(1)          4.61(1)
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                              -1.01           4.23(1)          4.46(1)
-------------------------------------------------------------------------------------------------------------
Lehman Index (%)                                                       4.19           8.00             7.80

 (1) The average annual total returns shown include the returns of Retail A Shares (for Class T shares) and Retail B Shares (for Class G Shares) of Galaxy Quality Plus Bond Fund for periods prior to November 25, 2002, the date on which Class T and G shares were initially offered by the Fund. The returns shown for Class G shares also include the returns of Retail A Shares (adjusted to reflect the sales charges applicable to Class G shares) for periods prior to the inception of Retail B Shares of Galaxy Quality Plus Bond Fund (March 4, 1996). Retail A Shares of Galaxy Quality Plus Bond Fund were initially offered on December 14, 1990. Class G shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class G shares exceed expenses paid by Retail A Shares.

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 6

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Management Distributors, Inc., the Fund's distributor.

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees, shareholder service fees and other expenses that generally include, but are not limited to, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class G shares convert to Class T shares after eight years
             -------------------------------------------------------------------

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                CLASS T         CLASS G
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                          4.75            0.00
---------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                                1.00(2)         5.00
---------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)              (3)             (3)

 (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (2) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 12 months of purchase.

 (3) There is a $7.50 charge for wiring sale proceeds to your bank.

                                                                            ----

THE FUND

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                                CLASS T         CLASS G
Management fee(1)(2) (%)                                         0.53            0.53
---------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                        0.00            0.80(3)
---------------------------------------------------------------------------------------
Other expenses (%)                                              0.28(4)          0.13
---------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                         0.81            1.46

 (1) The Fund pays a management fee of 0.46% and an administration fee of 0.07%.

 (2) Management fees have been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

 (3) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.80% during the current fiscal year.

 (4) The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of such Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services) but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
Class T                                                           $554           $721           $  903           $1,429
------------------------------------------------------------------------------------------------------------------------
Class G:  did not sell your shares                                $149           $462           $  797           $1,570
          sold all your shares at the end of the period           $649           $862           $1,097           $1,570

See Appendix A for additional hypothetical investment and expense information.

----
 8

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Management Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging Class T or Class G shares you own in a different fund distributed by Columbia Management
                       Distributors, Inc. for shares of the same class (and, in
                       some cases, certain other classes) of the Fund at no
                       additional cost. There may be an additional sales charge if exchanging from a money market fund. To exchange by
                       telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in 'good form.' You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       Exchanges will continue so long as your fund balance is
                       sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                       $100 minimum) by calling 1-800-345-6611. There may be an
                       additional sales charge if exchanging from a money market
                       fund. Be sure to complete the appropriate section of the
                       account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares (and, in some
                       cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if
                       exchanging from a money market fund. To invest your
                       dividends in the Fund, call 1-800-345-6611.

INVESTMENT MINIMUMS
--------------------------------------------------------------------------------
The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

                                                                            ----

YOUR ACCOUNT

CLASS T AND G SHARES ARE SOLD ONLY TO INVESTORS WHO RECEIVED (AND WHO HAVE CONTINUOUSLY HELD) CLASS T OR G SHARES IN CONNECTION WITH THE MERGER OF CERTAIN GALAXY FUNDS INTO VARIOUS COLUMBIA FUNDS (FORMERLY NAMED LIBERTY FUNDS).

Please see the Statement of Additional Information for more details on investment minimums.

SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge ("CDSC") when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.

CLASS T SHARES Your purchases of Class T shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class T shares. The amount of the sales charge differs depending on the amount you invest as shown in the tables below.

CLASS T SALES CHARGES

                                                                                                      % OF OFFERING
                                                                AS A % OF                                 PRICE
                                                                THE PUBLIC           AS A %            RETAINED BY
                                                                 OFFERING           OF YOUR             FINANCIAL
AMOUNT PURCHASED                                                  PRICE            INVESTMENT            ADVISOR
Less than $50,000                                                  4.75               4.99                4.25
-------------------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                                      4.50               4.71                3.75
-------------------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                                     3.50               3.63                2.75
-------------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                                     2.50               2.56                2.00
-------------------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                                   2.00               2.04                1.75
-------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                 0.00               0.00                0.00

Class T shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class T share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

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 10

YOUR ACCOUNT

For Class T share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                                COMMISSION %
Less than $3 million                                                1.00
----------------------------------------------------------------------------
$3 million to less than $50 million                                 0.50
----------------------------------------------------------------------------
$50 million or more                                                 0.25

For certain group retirement plans, financial advisors will receive a 1% commission from the distributor on all purchases less than $3 million.

             -------------------------------------------------------------------
UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

              Certain investments in Class T and G shares are subject to a
              CDSC, a sales charge applied at the time you sell your
              shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
              time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
              longest.
             -------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS

  A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class T shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class T shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

                                                                            ----

YOUR ACCOUNT

  B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

- Individual accounts

- Joint accounts

- Certain IRA accounts

- Certain trusts

- UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

  C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

  D. How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, though fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

----
 12

YOUR ACCOUNT

CLASS G SHARES Your purchases of Class G shares are made at Class G's net asset value. Class G shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class G shares as described in the chart below.

PURCHASES OF LESS THAN $50,000:

CLASS G SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   5.00
-------------------------------------------------------------------------------
Through second year                                                  4.00
-------------------------------------------------------------------------------
Through third year                                                   4.00
-------------------------------------------------------------------------------
Through fourth year                                                  4.00
-------------------------------------------------------------------------------
Through fifth year                                                   3.00
-------------------------------------------------------------------------------
Through sixth year                                                   2.00
-------------------------------------------------------------------------------
Through seventh year                                                 1.00
-------------------------------------------------------------------------------
Longer than seven years                                              0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class T shares occurs eight years after purchase.

Please see the Statement of Additional Information for the CDSCs and conversion schedules applicable to Class G shares received in exchange for Retail B Shares of the former Galaxy Fund purchased or acquired prior to January 1, 2001.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your Class T shares for Class A or Class T shares, and may exchange your Class G shares for Class B or Class G shares, of another fund distributed by Columbia Management Distributors, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Class A or Class B shares acquired upon exchange of Class T and Class G shares may not be further exchanged back into Class T or Class G shares unless you continue to hold Class T or Class G shares. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

                                                                            ----

YOUR ACCOUNT

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) if applicable, you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

----
 14

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (or Class
                       A and Class B shares, for Class T and Class G shares,
                       respectively) of another fund distributed by Columbia
                       Management Distributors, Inc. at no additional cost. To
                       exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or if
                       applicable, stock power form along with any share
                       certificates to be sold, to the address below. In your
                       letter of instruction, note the Fund's name, share class,
                       account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter.
                       Signatures must be guaranteed by either a bank, a member
                       firm of a national stock exchange or another eligible
                       guarantor that participates in the Medallion Signature
                       Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries,
                       surviving joint owners and individual retirement account
                       owners. For details, call 1-800-345-6611.
                       Mail your letter of instruction to Columbia Management
                       Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell shares of the Fund and request that the
                       proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum
                       account balance requirement has been waived for wrap
                       accounts. This feature is not available if you hold your
                       shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the
                       appropriate section of the account application for this
                       feature.
-----------------------------------------------------------------------------------
By electronic funds    You may sell shares of the Fund and request that the
transfer               proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange

                                                                            ----

YOUR ACCOUNT

purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class G shares and certain services provided to you by your financial advisor. The annual fee for shareholder liaison services and administration support may equal up to 0.50% for Class G shares. The annual distribution fee may equal up to 0.65% for Class G shares. The Fund does not intend to pay more than a total of 0.80% for Class G shares in distribution and shareholder service fees during the current fiscal year. The Fund has also adopted a plan that permits it to pay for certain services provided to Class T shareholders by their financial advisors. The annual service fee may equal up to 0.50% for Class T shares. The Fund does not intend to pay more than 0.15% for Class T shares in shareholder service fees during the current fiscal year. The foregoing fees are paid out of the assets of the relevant class. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges.

----
 16

YOUR ACCOUNT

Class G shares automatically convert to Class T shares after eight years, eliminating a portion of these fees upon conversion.

ADDITIONAL INTERMEDIARY COMPENSATION In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of the Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price

                                                                            ----

YOUR ACCOUNT

of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund declares any dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the date on which a purchase order is settled by payment. Shares stop earning dividends at the close of business on the day before the date on which a redemption order is settled. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

----
 18

YOUR ACCOUNT

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

                                                                            ----

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. "Columbia Management", located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, LLC, ("CMG") which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to June 15, 2005, CMG was a corporation. Effective June 15, 2005, CMG converted to a limited liability company. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2005 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping and other fees paid to Columbia Management by the Fund, amounted to 0.49% of average daily net assets of the Fund. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's annual report to shareholders for the fiscal year ended April 30, 2005.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
MARIE M. SCHOFIELD, a senior vice president of Columbia Management, is the manager for the Fund and has managed the Fund since it commenced operations in November, 2002. Ms. Schofield managed the Galaxy Quality Plus Bond Fund, the predecessor to the Fund, since February, 1996. Ms. Schofield has been associated with Columbia Management or its predecessors since February, 1990.

The Statement of Additional Information provides additional information about the manager's compensation, other accounts and ownership of securities in the Fund.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
On February 9, 2005, Columbia Management and Columbia Management Distributors, Inc. (formerly named Columbia Funds Distributor, Inc.) ("CMD") (collectively, "the Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements." The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia Management and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds'

----
 20

MANAGING THE FUND

management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the funds' independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the Fund or its shareholders cannot currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL"). The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, removal of the trustees of the funds, removal of Columbia Management and CMD, disgorgement of all management fees and monetary damages. The MDL is ongoing.

On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the funds and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the funds and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

In 2004, certain Columbia Funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits seek damages and allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as IN RE COLUMBIA ENTITIES LITIGATION. The plaintiffs filed a consolidated amended complaint on June 9, 2005.

On March 21, 2005, purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL.

                                                                            ----

OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and their associated risks are described under "The Fund -- Principal Investment Strategies" and "The
Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goal. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
The Fund may enter into a number of derivative strategies, including those that employ futures and options, swap contracts and inverse floaters, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an interest in an opposite position. Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund or that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

----
 22

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from May 1 to April 30, unless otherwise indicated. Information for Class T and Class G shares prior to November 25, 2002, the date Class T and Class G shares were initially offered, is for the former Retail A shares and Retail B shares, respectively, of the Galaxy Quality Plus Bond Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the years ended April 30, 2004 and 2005, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the six months ended April 30, 2003 and the fiscal years ended October 31, 2002, 2001 and 2000 has been derived from the Fund's financial statements which have been audited by another independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

THE FUND

                                                                          SIX MONTHS
                                                                            ENDED
                                                YEAR ENDED APRIL 30,      APRIL 30,                YEAR ENDED OCTOBER 31,
                                                 2005         2004(A)     2003(B)(C)         2002           2001           2000
                                               Class T        Class T     Class T          Class T        Class T        Class T
                                               -------         ------       ------          ------         ------         ------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                         $10.93          11.52        11.29           11.23          10.35          10.25
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                           0.41(d)        0.40(d)      0.24(d)         0.52(f)        0.57           0.59
  Net realized and unrealized gain
  (loss) on investments and futures
  contracts                                       0.09          (0.31)        0.24            0.08(f)        0.89           0.11
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                  0.50           0.09         0.48            0.60           1.46           0.70
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                     (0.43)         (0.47)       (0.25)          (0.54)         (0.58)         (0.60)
  From net realized gains                        (0.19)         (0.21)          --              --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to
Shareholders                                     (0.62)         (0.68)       (0.25)          (0.54)         (0.58)         (0.60)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                               $10.81          10.93        11.52           11.29          11.23          10.35
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(g)(h)                           4.62%           0.75         4.29(i)         5.63          14.45           7.04
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE
NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses(j)                                    0.84%           0.95         0.91(k)         0.91           0.98           1.01
  Net investment income(j)                       3.72%           3.54         4.26(k)         4.77(f)        5.30           5.76
  Waiver/reimbursement                             --%(e)        0.11         0.22(k)         0.22           0.20           0.22
Portfolio turnover rate (%)                       118%            119           42(i)           75            131            104
Net assets, end of period (000's) ($)          $30,832         35,058       43,084          44,409         48,276         33,429

 (a) On October 13, 2003, the Liberty Quality Plus Bond Fund was renamed the Columbia Quality Plus Bond Fund.

 (b) The Fund changed its fiscal year end from October 31 to April 30.

 (c) On November 25, 2002, the Galaxy Quality Plus Bond Fund, Retail A shares were redesignated Liberty Quality Plus Bond Fund, Class T shares.

 (d) Per share data was calculated using average shares outstanding during the period.

 (e) Rounds to less than 0.01%

 (f) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and began amortizing premium and accreting discount on all debt securities. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets was $(0.02), $0.02 and (0.15)%, respectively.

 (g) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

 (h) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

 (i) Not annualized.

 (j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (k) Annualized.

                                                                            ----

FINANCIAL HIGHLIGHTS

THE FUND

                                                                        SIX MONTHS
                                                                          ENDED
                                           YEAR ENDED APRIL 30,         APRIL 30,                YEAR ENDED OCTOBER 31,
                                            2005         2004(A)        2003(B)(C)         2002           2001           2000
                                          Class G        Class G        Class G          Class G        Class G        Class G
                                           ------         -----           ------          ------         ------         -----
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                    $10.93         11.52            11.29           11.23          10.35         10.25
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                      0.34(d)       0.33(d)          0.20(d)         0.45(f)        0.51          0.52
  Net realized and unrealized gain
  (loss) on investments and futures
  contracts                                  0.08         (0.32)            0.24            0.08(f)        0.88          0.11
-------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations             0.42          0.01             0.44            0.53           1.39          0.63
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                (0.35)        (0.39)           (0.21)          (0.47)         (0.51)        (0.53)
  From net realized gains                   (0.19)        (0.21)              --              --             --            --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to
Shareholders                                (0.54)        (0.60)           (0.21)          (0.47)         (0.51)        (0.53)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                          $10.81         10.93            11.52           11.29          11.23         10.35
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)(g)(h)                      3.94%          0.10             3.94(i)         4.90          13.70          6.37
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE
NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses(j)                               1.49%          1.60             1.60(k)         1.60           1.64          1.65
  Net investment income(j)                  3.07%          2.90             3.56(k)         4.08(f)        4.64          5.13
  Waiver/reimbursement                        --%(e)       0.11             0.22(k)         0.23           0.20          0.26
Portfolio turnover rate (%)                  118%           119               42(i)           75            131           104
Net assets, end of period (000's) ($)      $4,374         8,124           13,345          13,981         14,246         5,775

 (a) On October 13, 2003, the Liberty Quality Plus Bond Fund was renamed the Columbia Quality Plus Bond Fund.

 (b) The Fund changed its fiscal year end from October 31 to April 30.

 (c) On November 25, 2002, the Galaxy Quality Plus Bond Fund, Retail B shares were redesignated Liberty Quality Plus Bond Fund, Class G shares.

 (d) Per share data was calculated using average shares outstanding during the period.

 (e) Rounds to less than 0.01%.

 (f) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and began amortizing premium and accreting discount on all debt securities. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets was $(0.02), $0.02 and (0.15)%, respectively.

 (g) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (h) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

 (i) Not annualized.

 (j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (k) Annualized.

----
 24

FINANCIAL HIGHLIGHTS

APPENDIX A

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Fund assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested and that Class G shares convert to Class T shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any fee waiver or expense reimbursement.

CLASS T SHARES (1)

ANNUAL EXPENSE RATIO   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
       0.81%                         $10,000.00                           5%

                           HYPOTHETICAL      CUMULATIVE     HYPOTHETICAL
      CUMULATIVE RETURN      YEAR-END       RETURN AFTER      YEAR-END        ANNUAL
        BEFORE FEES &     BALANCE BEFORE       FEES &       BALANCE AFTER     FEES &
YEAR      EXPENSES        FEES & EXPENSES     EXPENSES     FEES & EXPENSES   EXPENSES
1           5.00%           $10,001.25          4.19%        $ 9,924.10      $  553.77
2          10.25%           $10,501.31          8.56%        $10,339.92      $   82.07
3          15.76%           $11,026.38         13.10%        $10,773.16      $   85.51
4          21.55%           $11,577.70         17.84%        $11,224.56      $   89.09
5          27.63%           $12,156.58         22.78%        $11,694.86      $   92.82
6          34.01%           $12,764.41         27.93%        $12,184.88      $   96.71
7          40.71%           $13,402.63         33.29%        $12,695.43      $  100.77
8          47.75%           $14,072.76         38.87%        $13,227.36      $  104.99
9          55.13%           $14,776.40         44.69%        $13,781.59      $  109.39
10         62.89%           $15,515.22         50.75%        $14,359.04      $  113.97
TOTAL GAIN BEFORE FEES
  & EXPENSES                $ 5,990.22
TOTAL GAIN AFTER FEES &
  EXPENSES                                                   $ 4,834.04
TOTAL ANNUAL FEES &
  EXPENSES PAID                                                              $1,429.08

 (1) For Class T shares, the year one Annual Fees & Expenses and Hypothetical Year-End Balance Before Fees & Expenses information shown include the dollar amount and effect of any applicable front-end sales charge of the fund.

                                                                            ----

APPENDIX A


CLASS G SHARES

  ANNUAL EXPENSE RATIO   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
         1.46%                         $10,000.00                           5%

                           HYPOTHETICAL      CUMULATIVE     HYPOTHETICAL
      CUMULATIVE RETURN      YEAR-END       RETURN AFTER      YEAR-END        ANNUAL
        BEFORE FEES &     BALANCE BEFORE       FEES &       BALANCE AFTER     FEES &
YEAR      EXPENSES        FEES & EXPENSES     EXPENSES     FEES & EXPENSES   EXPENSES
1           5.00%           $10,500.00          3.54%        $10,354.00      $  148.58
2          10.25%           $11,025.00          7.21%        $10,720.53      $  153.84
3          15.76%           $11,576.25         11.00%        $11,100.04      $  159.29
4          21.55%           $12,155.06         14.93%        $11,492.98      $  164.93
5          27.63%           $12,762.82         19.00%        $11,899.83      $  170.77
6          34.01%           $13,400.96         23.21%        $12,321.09      $  176.81
7          40.71%           $14,071.00         27.57%        $12,757.25      $  183.07
8          47.75%           $14,774.55         32.09%        $13,208.86      $  189.55
9          55.13%           $15,513.28         37.62%        $13,762.31      $  109.23
10         62.89%           $16,288.95         43.39%        $14,338.95      $  113.81
TOTAL GAIN BEFORE FEES
  & EXPENSES                $ 6,288.95
TOTAL GAIN AFTER FEES &
  EXPENSES                                                   $ 4,338.95
TOTAL ANNUAL FEES &
  EXPENSES PAID                                                              $1,569.90

----
 26

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Management Distributors, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Funds Trust III: 811-881

- Columbia Quality Plus Bond Fund

--------------------------------------------------------------------------------

        (ColumbiaFunds Logo)

         A Member of Columbia Management Group

         (C)2005 Columbia Management Distributors, Inc.
         One Financial Center, Boston, MA 02111-2621
         800.426.3750  www.columbiafunds.com                   PRO-36/89457-0805

                         COLUMBIA QUALITY PLUS BOND FUND
                     SERIES OF COLUMBIA FUNDS SERIES TRUST I
                       STATEMENT OF ADDITIONAL INFORMATION
                            __________________, 2005

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Columbia Quality Plus Bond Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated __________, 2005. This SAI should be read together with the Prospectus and the most recent Annual Report dated April 30, 2005 of Columbia Quality Plus Bond Fund, a series of Columbia Funds Trust III, the predecessor to the Fund (Predecessor Fund). The Predecessor Fund's most recent Annual Report to shareholders is a separate document supplied with this SAI. Investors may obtain a free copy of the relevant Prospectus from Columbia Management Distributors, Inc. (CMD), One Financial Center, Boston, MA 02111-2621 or by calling 1-800-426-3750. The financial statements and Report of the Independent Registered Public Accounting Firm appearing in the Predecessor Fund's April 30, 2005 Annual Report are incorporated into this SAI by reference.

Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by CMD generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.

TABLE OF CONTENTS

                                                                 PAGE
                                                                 ----
PART 1

Definitions                                                       b
Organization and History                                          b
Investment Goal and Policies                                      b
Fundamental and Non-Fundamental Investment Policies               c
Portfolio Turnover                                                e
Fund Charges and Expenses                                         f
Custodian of the Fund                                             p
Independent Registered Public Accounting Firm of the Fund         p

PART 2
Miscellaneous Investment Practices                               [ ]
Taxes                                                            [ ]
Management of the Funds                                          [ ]
Determination of Net Asset Value                                 [ ]
How to Buy Shares                                                [ ]
Special Purchase Programs/Investor Services                      [ ]
Programs for Reducing or Eliminating Sales Charges               [ ]
How to Sell Shares                                               [ ]
Distributions                                                    [ ]
How to Exchange Shares                                           [ ]
Suspension of Redemptions                                        [ ]
Shareholder Liability                                            [ ]
Shareholder Meetings                                             [ ]
Appendix I                                                       [ ]
Appendix II                                                      [ ]

SUP-39/89458-0805

                                     PART 1
                         COLUMBIA QUALITY PLUS BOND FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                               ____________, 2005

DEFINITIONS
"Trust"                         Columbia Funds Series Trust I

"Fund"                          Columbia Quality Plus Bond Fund

"Advisor" or "Administrator"    Columbia Management Advisors, Inc., the Fund's investment advisor and administrator
"CMD"                           Columbia Management Distributors, Inc. (formerly named Columbia
                                Funds Distributor, Inc.), the Fund's distributor
"CMS"                           Columbia Management Services, Inc. (formerly named Columbia Funds
                                Services, Inc.), the Fund's shareholder services and transfer agent

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1987. The Fund is an open-end diversified management investment company representing the entire interest in a separate series of the Trust. The Fund commenced investment operations as a series of the Trust on , 2006. Prior to , 2006 (the "Fund Reorganization Date"), the Fund was organized as a series of Columbia Funds Trust III, a Massachusetts business trust (the "Predecessor Fund") that commenced investment operations on December 12, 1990. The information provided for the Fund in this SAI for periods prior to the Fund Reorganization Date relates to the Predecessor Fund. The Trust changed its name from "Liberty-Stein Roe Funds Municipal Trust" to "Columbia Funds Trust IX" effective October 13, 2003. Effective ____________, 2005, the name of the Trust was changed from "Columbia Funds Trust IX" to its current name.

INVESTMENT GOAL AND POLICIES

The Prospectus describes the Fund's investment goal, investment strategies and risks. Part 1 of this SAI includes additional information concerning, among other things, the investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Fund (unless otherwise noted):

Other Investment Companies
Money Market Instruments
Stripped Obligations
Municipal Securities
Securities Loans
Forward Commitments ("When-Issued" and "Delayed Delivery" Securities) Mortgage Dollar Rolls
Mortgage-Backed Securities
Non-Agency Mortgage-Backed Securities
Asset-Backed Securities
Convertible Securities
Repurchase Agreements
Reverse Repurchase Agreements
Futures Contracts and Related Options
Custody Receipts and Trust Certificates
Foreign Securities
Stand-by Commitments
Variable and Floating Rate Obligations
Guaranteed Investment Contracts
Bank Investment Contracts

Except as indicated below under "Fundamental and Non-Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

                                        b

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES

In addition to the Fund's investment goal as stated in its Prospectus, the following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. A "vote of the holders of a majority of the outstanding shares" means the affirmative vote of the holders of the lesser of
(a) more than 50% of the outstanding shares of the Fund, or (b) 67% or more of the shares of the Fund present at a meeting if more than 50% of the outstanding shares of such Fund are represented at the meeting in person or by proxy.

As fundamental policies, the Fund may not:

      1. Underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.

      2. Purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

      3. Purchase or sell commodities, except that the Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

      4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

      5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

      6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

      7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

NON-FUNDAMENTAL INVESTMENT POLICIES

The following investment limitations with respect to the Fund may be changed by the Board of Trustees without shareholder approval:

1. The Fund may not invest more than 15% of its net assets in illiquid securities.

2. The Fund may invest up to 35% of its total assets in securities of foreign issuers and may also invest in U.S. dollar-denominated obligations of U.S. corporations issued outside the United States.

                                       c

3. The Fund may not sell securities short, maintain a short position, or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

4. The Fund may not write or sell put options, call options, straddles, spreads or any combination thereof, except that the Fund may, to the extent consistent with its investment objective and policies, write covered call options and purchase and sell other options.

5. The Fund may not purchase securities of other companies for the purpose of exercising control.

6. The Fund may not purchase securities of other investment companies except as permitted by the 1940 Act.

With respect to Investment Limitation No. 6 above, the 1940 Act prohibits the Fund, subject to certain exceptions, from acquiring the securities of other investment companies if, as a result of such acquisition, (a) the Fund owns more than 3% of the total outstanding voting stock of the investment company; (b) securities issued by any one investment company represent more than 5% of the total assets of the Fund; or (c) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

The Fund currently intends to limit its investments in securities of other investment companies so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned in the aggregate by the Fund, other than investment portfolios of the Trust, or any other investment companies advised by the Advisor.

The Fund may purchase restricted securities, which are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under the federal securities laws. Certain restricted securities may be considered liquid pursuant to guidelines established by the Board of Trustees. To the extent restricted securities are deemed illiquid, the Fund will limit its purchase, together with other securities considered to be illiquid, to 15% of its net assets.

The Fund will not engage in futures transactions for speculation, but only to hedge against changes in the market values of securities which the Fund holds or intends to purchase in an effort to manage the impact to the Fund of changes in interest rates.

The Fund expects that forward commitments, when-issued purchases and delayed settlements will not exceed 25% of the value of the Fund's total assets absent unusual market conditions. In the event the Fund's forward commitments, when-issued purchases and delayed settlements ever exceeded 25% of the value of its total assets, the Fund's liquidity and the ability of the Advisor to manage the Fund might be adversely affected. The Fund does not intend to engage in when-issued purchases, forward commitments and delayed settlements for speculative purposes, but only in furtherance of its investment objectives.

If the rating of a security held by the Fund is downgraded below investment grade, the Fund does not have to sell the security unless (i) the Advisor determines under the circumstances the security is no longer an appropriate investment for the Fund, or (ii) the security, together with any securities held by the Fund that are rated below investment grade, exceed 5% of the Fund's net assets.

                                        d

Except as stated otherwise, if a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of the Fund's portfolio securities generally will not constitute a violation of the limitation. If the value of the Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to borrowings, if the Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the 1940 Act's diversification requirement, an issuer is the entity whose revenues support the security.

The Fund may follow non-fundamental operating policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act.

The Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets plus any borrowings for investment purposes) in investment grade debt obligations.

The Fund may invest, from time to time, in municipal securities. See "Municipal Securities" in Part 2 of this SAI. The Fund may enter into interest rate futures contracts in an effort to manage the impact to the Fund of changes in interest rates. See "Futures Contracts and Related Options" in Part 2 of this SAI. The Fund may also invest in obligations issued by Canadian Provincial Governments and in debt obligations of supranational entities. The Fund may not invest more than 35% of its total assets in the securities of foreign issuers. The Fund may also invest in dollar-denominated obligations of U.S. corporations issued outside the United States. Any common stock received through the conversion of convertible debt obligations will be sold in an orderly manner as soon as possible.

PORTFOLIO TURNOVER

Portfolio turnover is included in the Prospectus under "Financial Highlights." The Fund may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with the Fund's investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover may cause the Fund to realize capital gains, which if realized and distributed by the Fund, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund.

FUND CHARGES AND EXPENSES

The Fund's management agreement with the Advisor has been amended so that, effective February 9, 2005, the Fund pays the Advisor a monthly fee based on the average daily net assets of the Fund at the following reduced annual rates:

Average Daily Net Assets                                         Rate
Net assets under $500 million                                   0.480%
Net assets of $500 million but less than $1 billion             0.430%
Net assets of $1 billion but less than $1.5 billion             0.400%
Net assets of $1.5 billion but less than $3 billion             0.370%
Net assets of $3 billion but less than $6 billion               0.360%
Net assets in excess of $6 billion                              0.350%

Previously, the Advisor had, with respect to the period from November 1, 2004 to February 9, 2005, waived a portion of its fees, so that it retained fees at the rates shown above.

Prior to November 1, 2004, under the Fund's management agreement, the Fund paid the Advisor a monthly fee at the annual rate of 0.55% of the first $500 million of average daily net assets, 0.50% of the next $500 million of average daily net assets,

                                        e

0.45% of the next $500 million of average daily net assets, 0.40% of the next $500 million of average daily net assets, 0.35% of average daily net assets in excess of $2 billion.

Prior to November 1, 2003, under the Fund's prior management agreement, the Fund paid the Advisor a monthly fee, at the annual rate of 0.75% of the average daily net assets of the Fund. Effective August 1, 2001, the Advisor had voluntarily agreed to waive its fees so that its actual fees would be as follows: 0.55% of the first $500 million of average daily net assets, 0.50% of the next $500 million of average daily net assets, 0.45% of the next $500 million of average daily net assets, 0.40% of the next $500 million of average daily net assets, 0.35% of average daily net assets in excess of $2 billion.

Under the Fund's administration agreement, the Fund pays the Administrator a monthly fee at the annual rate of 0.067% of the average daily net assets of the Fund.

The Advisor is responsible for providing pricing and bookkeeping services to the Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (outsourcing agreement), the Advisor has delegated those functions to State Street Corporation (State Street). The Advisor pays fees to State Street under the outsourcing agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual fee based on the average daily net assets, as follows:

Under $50 million                                  $  25,000
Over $50 million but less than $200 million        $  35,000
Over $200 million but less than $500 million       $  50,000
Over $500 million but less than $1 billion         $  85,000
Over $1 billion                                    $ 125,000

If the Fund has more than 25% in non-domestic assets, annual fees will be 150% of the annual fees described above.

The Fund reimburses the Advisor for out-of-pocket expenses and charges, including all fees payable to third parties (other than State Street) for providing pricing data.

Effective November 1, 2003, the Fund pays a shareholders' servicing and transfer agency fee to CMS as follows:

      - An annual open account fee of $34 per open account, plus the Fund's allocated share of reimbursement for the out-of-pocket expenses of CMS.

Prior to November 1, 2003, the Fund paid a shareholders' servicing and transfer agency fee to CMS as follows:

      -     A new account set up charge of $5.00 per account; plus

      - An account maintenance fee for each open non-networked account of $14.00 per annum and for each networked account from 0 to 100,000 accounts of $11.00 per annum and each networked account over 100,000 accounts of $8.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

      - An account fee for each closed account from 0 to 100,000 accounts of $14.00 per annum and each closed account over 100,000 accounts of $11.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

      - The Fund's allocated shares of CMS' out-of-pocket expenses reasonably incurred by CMS in performing its duties and responsibilities pursuant to this arrangement.

Prior to November 1, 2003, the Fund paid an annual minimum fee of $5,000.

PFPC Inc. (PFPC) (formerly known as First Data Investor Services Group, Inc.), located at 4400 Computer Drive, Westborough, Massachusetts 01581-5108, served as the administrator (until July 2002) and transfer and dividend disbursing agent (until July 2002) for the Fund. PFPC is an indirect majority-owned subsidiary of PNC Bank Corp. Prior to July 2002, no administration fees were waived by PFPC.

                                        f

RECENT FEES PAID TO THE ADVISOR, PFPC AND OTHER SERVICE PROVIDERS

The following tables present recent fees paid to the Advisor, PFPC and other service providers by the Fund (since its inception).

                                     Year ended    Year ended    Period ended    Year ended
                                      April 30,     April 30,      April 30,     October 31,
                                        2005          2004         2003(a)         2002
                                     ----------    ----------    ------------    ----------
Management fee                       $4,449,173    $5,900,129     $3,488,076     $6,745,609
Administration fee                      607,220       616,595        311,586        592,000
Pricing and bookkeeping fee             131,004       124,854         68,179        136,485
Transfer agent fee:                     653,633
  Class A                                   (b)         2,383             46              4
  Class B                                   (b)         2,541            112             10
  Class C                                   (b)           547             13            N/A
  Class G                                   (b)        16,467         11,296         23,007
  Class T                                   (b)        60,740         28,039         65,333
  Class Z                                   (b)       968,018        176,306        436,768
Shareholder service fee (Class T)        48,446        59,667         29,033         55,978
12b-1 fees:
  Service fee (Class A)                  14,523         4,134            244            N/A
  Service fee (Class B)                   7,061         3,675            590            711
  Service fee (Class C)                   2,709         1,311             42            N/A
  Service fee (Class G)                   9,687        15,944         10,220         19,652
  Distribution fee (Class A)                N/A           N/A            N/A            106
  Distribution fee (Class B)             21,183        11,023          1,770          2,132
  Distribution fee (Class C)              8,127         3,943            124            N/A
  Distribution fee (Class G)             41,978        69,092         44,285         86,940
  Fees waived by Advisor                    N/A     1,048,676      1,038,741      1,998,536
  Fees waived by CMD (Class C)            1,625           786             26            N/A
  Fees waived by Transfer Agent             173           N/A            N/A            N/A

(a)   The Fund changed its fiscal year end from October 31 to April 30.

(b) The transfer agency fees (exclusive of the shareholder service fees incurred by Class T Shares) became a fund-level expense in 2004.

(c) Class A Shares (formerly Prime A Shares) were not offered during the period.

(d) Class B Shares (formerly Prime B Shares) were not offered during the period.

FNB, an affiliate of the former FleetBoston Financial Corporation, was paid a fee for Sub-Account Services performed with respect to Trust Shares of the Fund held by defined contribution plans. Pursuant to an agreement between FNB and the Fund, FNB was paid $21.00 per year for each defined contribution plan participant account. For the fiscal year ended April 30, 2005, FNB received $489,311 for Sub-Account Services.

BROKERAGE COMMISSIONS

Debt securities purchased or sold by the Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession. The prices at which securities are purchased from and sold to dealers may include a dealer's mark-up or mark-down.

BROKERAGE COMMISSIONS (dollars in thousands)

                                           Year ended April 30,
                                                  2005
                                           --------------------
Total commissions                                   $4
Directed transactions                                0
Commissions on directed transactions                 0
Commissions Paid to Bank of America                  0
Securities

                                        g

There were no commissions paid on transactions by the Fund during the fiscal year ended April 30, 2004, the six months ended April 30, 2003 or the fiscal year ended October 31, 2002. See "Management of the Funds - Portfolio Transactions - Brokerage and research services" in Part 2 of this SAI.

The Trust is required to identify any securities of its "regular brokers or dealers" that the Fund has acquired during their most recent fiscal year. At April 30, 2005, the Fund held securities of its regular brokers or dealers as set forth below:

Broker/dealer                               Value
-------------                            -----------
Citigroup, Inc.                          $10,219,223
Wachovia Corp.                             4,888,800
Goldman Sachs                              4,881,864
Mellon Financial Co.                       2,859,959
Deutsche Bank                              2,568,166

TRUSTEES AND TRUSTEES' FEES

Fund Complex consists of the following funds:

The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia Funds Trust VII, the series of Liberty Variable Investment Trust and 8 closed-end management investment company portfolios (the "Liberty Funds").

The series of Columbia Funds Trust VIII, the series of Columbia Funds Trust IX, the series of Columbia Funds Trust XI and the series of SteinRoe Variable Investment Trust (the "Stein Roe Funds").

Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (the "All-Star Funds").

Columbia Management Multi-Strategy Hedge Fund, LLC.

Columbia Balanced Fund, Inc., Columbia Common Stock Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia Growth Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia National Municipal Bond Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust (the "Columbia Funds").

The series of The Galaxy Funds (the "Galaxy Funds").

The series of Columbia Acorn Trust and the series of Wanger Advisors Trust (the "Acorn Funds" and "WAT Funds," respectively).

                                        h

The Advisor or its affiliates pay the compensation of all the officers of the funds in the Fund Complex advised by the Advisor, including Trustees who are affiliated with the Advisor. For the fiscal year ended April 30, 2005 and the calendar year ended December 31, 2004, the Trustees received the following compensation for serving as Trustees:

                                                                     Total
                                                               Compensation from
                                                                the Fund Complex
                                                Aggregate         Paid to the
                            Pension or        Compensation      Trustees for the
                            Retirement        from the Fund      Calendar Year
                         Benefits Accrued    for the Fiscal          Ended
                            as Part of      Year Ended April     December 31,
     Trustee(a)          Fund Expenses(b)       30, 2005            2004(a)
----------------------   ----------------   ----------------   -----------------
Douglas A. Hacker              N/A              $2,062             $135,000
Janet Langford Kelly           N/A               2,337              148,500
Richard W. Lowry               N/A               1,876              150,700
William E. Mayer               N/A               2,158              166,700
Charles R. Nelson              N/A               2,149              141,500
John J. Neuhauser              N/A               1,955              158,284
Patrick J. Simpson (c)         N/A               1,939              129,000
Thomas Stitzel                 N/A               2,201              149,000
Thomas C. Theobald (d)         N/A               2,706              172,500
Anne-Lee Verville (e)          N/A               2,355              157,000
Richard L. Woolworth           N/A               1,887              131,000

(a) As of December 31, 2004, the Fund Complex consisted of 127 open-end and 11 closed-end management investment company portfolios. Effective October 8, 2003, Patrick J. Simpson and Richard L. Woolworth, then directors/trustees of the Columbia Funds, were appointed to the board of trustees of the Liberty Funds and Stein Roe Funds. Also effective October 8, 2003, the trustees of the Liberty Funds and the Stein Roe Funds were elected as directors/trustees of the Columbia Funds. A single combined board of trustees/directors now oversees all of the Liberty Funds, Stein Roe Funds and Columbia Funds. The All-Star Funds, Columbia Management Multi-Strategy Hedge Fund, LLC, the Galaxy Funds, the Acorn Funds and the WAT Funds each have separate boards of trustees/directors.

(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(c) During the fiscal year ended April 30, 2005, and the calendar year ended December 31, 2004, Mr. Simpson deferred $1,939 of his compensation from the Fund and $129,000 from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Simpson's account under that plan was $143,646.

(d) During the fiscal year ended April 30, 2005, and the calendar year ended December 31, 2004, Mr. Theobald deferred $1,622 of his compensation from the Fund and $90,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Theobald's account under that plan was $157,328.

(e) During the fiscal year ended April 30, 2005, and the calendar year ended December 31, 2004, Ms. Verville deferred $478 of her compensation from the Fund, and $55,000 of her total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Ms. Verville's account under that plan was $653,275.

ROLE OF THE BOARD OF TRUSTEES

The Trustees of the Fund are responsible for the overall management and supervision of the Fund's affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with service providers for the Fund and review the Fund's performance. The Trustees have created several committees to perform specific functions for the Fund. Mr. Theobald was elected Chairman of the Board of Trustees of the Liberty Funds, Stein Roe Funds and Columbia Funds effective December, 2003.

AUDIT COMMITTEE

Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board of Trustees of the Fund. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent registered public accounting firm, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Fund and certain service providers. For the fiscal year ended April 30, 2005, the Audit Committee convened ten times.

GOVERNANCE COMMITTEE

Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Fund. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Fund's investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Fund. For the fiscal year ended April 30, 2005, the Governance Committee convened six times.

ADVISORY FEES & EXPENSES COMMITTEE

Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Fund. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. For the fiscal year ended April 30, 2005, the Advisory Fees & Expenses Committee convened eight times.

COMPLIANCE COMMITTEE

Ms. Kelly, Messrs. Nelson, Simpson and Stitzel and Ms. Verville are members of the Compliance Committee of the Board of Trustees of the Fund. Mr. Stitzel became a member of the Compliance Committee on May 8, 2005. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Trust. The Committee uses legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Trust's investment adviser, principal underwriter and transfer agent. For the fiscal year ended April 30, 2005, the Compliance Committee convened six times.

INVESTMENT OVERSIGHT COMMITTEES

Beginning in 2004, each Trustee of the Fund also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Fund Complex and gives particular consideration to such matters as the funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Fund attend IOC meetings from time to time to assist each IOC in its review of the Fund. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Fund Complex which they review:

      IOC#1: Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing funds in the following asset categories: Large Growth Diversified, Large Growth Concentrated, Small Growth, Outside Managed (i.e., sub-advised) and Municipal.

      IOC#2: Mr. Hacker and Ms. Verville are responsible for reviewing funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed Income - Multi Sector, Fixed Income - Core and Young Investor.

                                        j

      IOC#3: Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Large Value, Mid Cap Value, Small Value, Asset Allocation, High Yield and Money Market.

      IOC#4: Messrs. Nelson, Simpson and Woolworth are responsible for reviewing funds in the following asset categories: Large/Multi-Cap Blend, Mid Cap Growth, Small Growth, Asset Allocation, Specialty Equity and Taxable Fixed Income.

SHARE OWNERSHIP

The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004 (i), in the Fund and (ii) in the funds in the Fund Complex.

                          Dollar Range of Equity       Aggregate Dollar Range of Equity
                           Securities Owned in     Securities Owned in All Funds Overseen
   Name of Trustee               the Fund                by Trustee in Fund Complex
----------------------    ----------------------   --------------------------------------
DISINTERESTED TRUSTEES

  Douglas A. Hacker                 $ 0                         Over $100,000
  Janet Langford Kelly              $ 0                         Over $100,000
  Richard W. Lowry                  $ 0                         Over $100,000
  Charles R. Nelson                 $ 0                         Over $100,000
  John J. Neuhauser                 $ 0                         Over $100,000
  Patrick J. Simpson                $ 0                         Over $100,000
  Thomas E. Stitzel                 $ 0                         Over $100,000
  Thomas C. Theobald                $ 0                         Over $100,000
  Anne-Lee Verville                 $ 0                         Over $100,000
  Richard L. Woolworth              $ 0                         Over $100,000

INTERESTED TRUSTEES

  William E. Mayer                  $ 0                      $50,001-$100,000

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Fund's portfolio manager managed as of the Fund's fiscal year-end.

                      OTHER SEC-REGISTERED
                          OPEN-END AND             OTHER POOLED
 PORTFOLIO MANAGER      CLOSED-END FUNDS        INVESTMENT VEHICLES        OTHER ACCOUNTS
------------------   -----------------------   ---------------------   ----------------------
                     Number of                 Number of               Number of
                     accounts      Assets      accounts     Assets     accounts     Assets
------------------   --------- -------------   --------- -----------   --------- ------------
Marie M. Schofield
     The Fund            5     $4.4  billion       1     $44 million      13     $161 million

See "Management -- Portfolio Transactions -- Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how the Advisor addresses potential conflicts of interest resulting from an individual's management of more than one account.

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OWNERSHIP OF SECURITIES

The table below shows the dollar ranges of shares of the Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio manager listed above at the end of the Fund's most recent fiscal year:

                     DOLLAR RANGE OF EQUITY SECURITIES IN THE
PORTFOLIO MANAGER           FUND (BENEFICIALLY OWNED)
------------------   ----------------------------------------
Marie M. Schofield              $50,001-$100,000

COMPENSATION

As of the Fund's most recent fiscal year end, the portfolio manager received all of her compensation from the Advisor and its parent company, Columbia Management Group, in the form of salary, bonus, stock options and restricted stock. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Advisor generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmarks and peer groups noted below, emphasizing the manager's three- and five-year performance. The Advisor may also consider the portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall investment performance.

PORTFOLIO MANAGER         PERFORMANCE BENCHMARK(S)           PEER GROUP(S)
------------------       --------------------------     ----------------------
Marie M. Schofield        Lehman Brothers Aggregate     Lipper Corporate Debt
                              Bond Index (50%)          Funds A Rated Category
                         Lehman Brothers Government
                             Credit Index (50%)

The size of the overall bonus pool each year is determined by Columbia Management Group and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Advisor's profitability for the year, which is influenced by assets under management.

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OWNERSHIP OF THE FUND

As of record on __________, 2005, the Trustees and officers of the Trust as a group owned less than 1% of the then outstanding Class A Shares, Class B Shares, Class C Shares, Class G Shares, Class T Shares and Class Z Shares of the Fund.

As of record on __________, 2005, the following shareholders of record owned 5% or more of the shares of the classes of the Fund noted below:

CLASS A SHARES

Shareholder (name and address)                       Percent of Class Total (%)
------------------------------                       --------------------------
American Express Trust Company                                 [24.24]
996 AXP Financial Center
Minneapolis, MN  55474-0009

Charles Schwab & Company, Inc.                                 [15.61]
101 Montgomery Street
San Francisco, CA  94104-4122

CLASS C SHARES

   Shareholder (name and address)                    Percent of Class Total (%)
------------------------------------                 --------------------------
Merrill Lynch Pierce Fenner & Smith                          [8.97]
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL  32246-6484

CLASS G SHARES

   Shareholder (name and address)                    Percent of Class Total (%)
------------------------------------                 --------------------------
NFS, LLC                                                    [10.49]
17 West Avenue
Norwalk, CT  06854-2208

CLASS Z SHARES

 Shareholder (name and address)                      Percent of Class Total (%)
--------------------------------                     --------------------------
Bank of America, NA                                            [68.17]
411 N. Akard Street
Dallas, TX  75201-3307

Bank of America, NA                                            [12.79]
700 Louisiana Street
Houston, TX  77002-2700

AMVESCAP National Trust Company                                [12.57]
P.O. Box 105779
Atlanta, GA  30348-5779

SALES CHARGES

The Fund's distributor is Columbia Management Distributors, Inc. (CMD) (formerly named Columbia Funds Distributor, Inc.). Prior to July 22, 2002, PFPC Distributors served as distributor for the Fund. PFPC Distributors, an indirect wholly owned subsidiary of PNC Financial Services Group, is a registered broker-dealer with principal offices located at 400 Bellevue Parkway, Wilmington, Delaware 19809. PFPC Distributors was entitled to the payment of a front-end sales charge on the sale of Class A

                                        m

Shares of the Fund. PFPC Distributors, and/or CMD received front-end sales charges in connection with Class A Share purchases as follows:

CLASS A SHARES (DOLLARS IN THOUSANDS)

                                                               Period
                                          Years ended           ended       Year ended
                                           April 30,          April 30,     October 31,
                                        2005        2004         2003          2002
                                        ----        ----         ----          ----
Aggregate initial sales charge on       $ 28        $ 36         $  9          $  1
  Fund share sales
Initial sales charges retained by CMD      4           5            1           N/A
Aggregate CDSC on Fund redemptions         3           0            0           N/A
  retained by CMD

PFPC Distributors retained none of the amounts shown in the table above.

PFPC Distributors was also entitled to the payment of the front-end sales charge on Class T Shares of the Fund.

PFPC Distributors and/or CMD received front-end sales charges in connection with Class T Share purchases as follows:

CLASS T SHARES (DOLLARS IN THOUSANDS)

                                      Years ended    Period ended   Year ended October
                                       April 30,       April 30            31,
                                     2005     2004      2003              2002
                                     ----     ----      ----              ----
Aggregate initial sales charges on    $2       $6        $25               $48
  Fund share sales
Initial sales charges retained by     (a)       1         (a)              N/A
  CMD
Aggregate CDSC on Fund redemptions     0        0          9               N/A
  retained by CMD

(a)   Rounds to less than one.

PFPC Distributors retained none of the amounts shown in the table above.

PFPC Distributors was also entitled to the payment of contingent deferred sales charges upon the redemption of Class B Shares of the Fund.

PFPC Distributors and/or CMD received contingent deferred sales charges in connection with redemptions of Class B Shares as follows:

CLASS B SHARES (DOLLARS IN THOUSANDS)

                                        Years ended     Period ended   Year ended
                                         April 30,        April 30,    October 31,
                                     2005        2004       2003          2002
                                     ----        ----       ----          ----
Aggregate CDSC on Fund redemptions   $ 12         $3         (a)           $1
  retained by CMD

(a)   Rounds to less than one.

PFPC Distributors retained none of the amounts shown in the table above.

                                        n

PFPC Distributors was also entitled to the payment of contingent deferred sales charges upon the redemption of Class G Shares of the Fund.

PFPC Distributors and/or CMD received contingent deferred sales charges in connection with redemptions of Class G Shares as follows:

CLASS G SHARES (DOLLARS IN THOUSANDS)

                                                              Period ended   Year ended
                                     Years ended April 30,      April 30,    October 31,
                                     2005             2004        2003          2002
                                     ----             ----        ----          ----
Aggregate CDSC on Fund redemptions    $2              $ 42        $ 20          $ 56
   retained by CMD

PFPC Distributors retained none of the amounts shown in the table above.

CLASS C SHARES (DOLLARS IN THOUSANDS)

                                      Years ended April 30,          Period ended April 30,
                                     2005               2004                 2003
                                     ----               ----                 ----
Aggregate CDSC on Fund redemptions    (a)                (a)                  $0
   retained by CMD

(a) Rounds to less than one.

12B-1 PLAN, SHAREHOLDER SERVICING PLAN, CDSCS AND CONVERSION OF SHARES

The Fund offers six classes of shares: Class A, Class B, Class C, Class G, Class T and Class Z. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act. Under the Plan, the Fund pays CMD monthly a service fee at an annual rate of 0.25% of the Fund's average daily net assets attributed to Class A, B and C shares. The Fund also may pay CMD monthly a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributed to Class B and Class C shares. As of the date of this SAI, CMD is waiving a portion of the distribution fee on Class C, so that it receives 0.60%. The Fund also may pay CMD distribution and service fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). As of the date of this SAI, CMD intends to limit the Fund's payment under the Plan to 0.80% (on an annualized basis) of the average daily net assets of Class G shares owned of record or beneficially by customers of institutions. CMD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CMD's expenses, CMD may realize a profit from the fees. The Plan authorizes any other payments by the Fund to CMD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of the Fund's assets resulting in more advantageous expense ratios and increased investment flexibility that could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees of the Trust who are not interested persons of the Trust is effected by such disinterested Trustees.

Class T shares of the Fund are subject to a shareholder servicing fee pursuant to a Shareholder Servicing Plan. Under the Shareholder Servicing Plan, the Fund may enter into agreements with institutions pursuant to which an institution agrees to provide certain administrative and support services to its customers who are the beneficial owners of Class T shares. Services provided by such institutions to their customers include aggregating and processing purchase and redemption requests and

                                        o
placing net purchase and redemption orders. In return for providing these services, the Fund agrees to pay each institution a fee at an annual rate of up to 0.50% of the average daily net assets attributable to Class T shares owned beneficially by the institution's customers. Current service arrangements are limited to payments of 0.15% for the Fund.

Under the Shareholder Servicing Plan, the Trustees must review, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which those expenditures were made. The initial term of the Shareholder Servicing Plan is one year and it will continue in effect from year to year after its initial one-year term provided that its continuance is specifically approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Shareholder Servicing Plan or in any agreement related to it. Any material amendment to the Shareholder Servicing Plan must be approved in the same manner. The Shareholder Servicing Plan is terminable at any time with respect to the Fund by a vote of a majority of the Independent Trustees. While the Shareholder Servicing Plan is in effect, only the Independent Trustees may select and nominate any future Independent Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class G shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on when you purchased your shares that were exchanged for Class G shares. Class T shares are offered at net asset value plus varying sales charges which may include a CDSC. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectus for the Fund.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.

A certain number of years, depending on when you purchased your shares that were exchanged for Class G shares, after the end of the month in which you purchased your shares that were exchanged for Class G shares, such Class G shares and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class T shares having an equal value, which are not subject to the distribution fee.

SALES-RELATED EXPENSES (dollars in thousands) of CMD relating to the Fund were:

                                               Class A     Class B     Class C     Class G     Class T
                                               Shares      Shares      Shares      Shares      Shares
                                             Year ended  Year ended  Year ended  Year ended  Year ended
                                              April 30,   April 30,   April 30,   April 30,   April 30,
                                                2005        2005        2005        2005        2005
                                             ---------   ----------  ----------  ----------  ----------
Fees to FSFs                                    $ 17        $ 14         $9         $ 11        $ 51
Allocated cost of sales material relating          4           1          1           (a)          1
  to the Fund (including printing, mailing,
  and promotion expenses)
Allocated travel, entertainment and other          2          (a)        (a)          (a)          1
  promotional expenses

CUSTODIAN OF THE FUND

State Street Bank & Trust Company, located at 2 Avenue de Lafayette, Boston, Massachusetts 02111-2900, is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE FUND

PricewaterhouseCoopers LLP, located at 125 High Street, Boston, Massachusetts 02110-1707, is the Fund's independent registered public accounting firm, providing audit and tax return review services and assistance and consultation in connection

                                        p
with the review of various Securities and Exchange Commission filings. For periods prior to April 30, 2004, another firm served as the Fund's independent registered public accounting firm. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the reports of PricewaterhouseCoopers LLP for the fiscal years ended April 30, 2005 and April 30, 2004, given on the authority of the said firm as experts in accounting and auditing. The financial statements for the period ended April 30, 2003 and for the fiscal years ended October 31, 2002, 2001 and 2000 have been derived from the Fund's financial statements which have been audited by another independent registered public accounting firm whose report expressed an unqualified opinion on those financial statements and highlights.

-------------
(1)
                                        q

                      STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include the series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Columbia Funds Trust VIII, Columbia Funds Series Trust I (formerly named Columbia Funds Trust IX) and Columbia Funds Trust XI (each a Trust and together, the Trusts, also known as Fund Complex). In certain cases, the discussion applies to some, but not all, of the Funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING

In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.

SHORT SALES

A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

LOWER-RATED DEBT SECURITIES

Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the Fund's achievement of its investment goal; and

4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

COMMON STOCK, PREFERRED STOCK AND WARRANTS

Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the company's capital stock at a set price for a specified period of time.

FOREIGN SECURITIES

The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a sub-custodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

The Fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

EXCHANGE-TRADED FUNDS ("ETFS"). The Fund may invest in ETFs up to the maximum amount allowable under the 1940 Act. ETFs are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international.

ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.

The Fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders of the Fund may also indirectly bear similar expenses of an ETF.

ZERO COUPON SECURITIES (ZEROS)

The Fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)

The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSIT are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by a business to finance short-term needs (including promissory notes with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement in which the Fund would be allowed to invest directly.

CERTIFICATES OF DEPOSIT are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. TIME DEPOSITS are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central

Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund.

BANK OBLIGATIONS include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part 1 of this SAI. For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a Fund's assets that may be invested in STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component is usually volatile in response to changes in interest rates.

In U.S. TREASURY ROLLS, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

COMMERCIAL PAPER is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

STRIPPED OBLIGATIONS

To the extent consistent with their investment objective, Funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the Funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Funds' Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

MUNICIPAL SECURITIES

Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this SAI and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, each

Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

PRIVATE ACTIVITY BONDS

The Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

MUNICIPAL LEASE OBLIGATIONS

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

SECURITIES LOANS

The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

INTERFUND BORROWING AND LENDING

The Fund may lend money to and borrow money from other affiliated registered open-end investment companies. The Fund may borrow through the program when the Advisor believes borrowing is appropriate and the costs are equal to or lower than the costs of bank loans. When borrowing money, the Fund is subject to the risk that the securities the Fund acquires with the borrowed money or would otherwise have sold will decline in value. When lending money, the Fund is subject to the risk that the borrower will be unwilling or unable to make timely payments of interest or principal.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)

The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Fund from the transaction.

REITS

The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy.

ASSET-BACKED SECURITIES

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively lengthen the expected maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

CUSTODY RECEIPTS AND TRUST CERTIFICATES. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly "disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

LINE OF CREDIT

The Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goal and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian..

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities;

three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

MUNICIPAL BOND INDEX FUTURES CONTRACTS. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

OPTIONS ON FUTURES CONTRACTS. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The Funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

OPTIONS ON FOREIGN STOCK INDICES. The Funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

SWAP AGREEMENTS (SWAPS, CAPS, COLLARS AND FLOORS)

The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

EQUITY SWAPS

The Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

RISK FACTORS IN EQUITY SWAP TRANSACTIONS. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the portfolio managers do not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. See "Taxes" for information on tax risks associated with equity swaps.

FOREIGN CURRENCY TRANSACTIONS

The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

PARTICIPATION INTERESTS

The Fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

VARIABLE AND FLOATING RATE OBLIGATIONS

Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

If a variable or floating rate instrument is not rated, the Fund's Advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

CURRENCY SWAPS. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

GUARANTEED INVESTMENT CONTRACTS

Pursuant to guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.

The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.

BANK INVESTMENT CONTRACTS

Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the Funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

LOAN PARTICIPATIONS

Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

STRUCTURED INVESTMENTS

Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.

Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.

YANKEE OBLIGATIONS

Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

AMERICAN, EUROPEAN, CONTINENTAL AND GLOBAL DEPOSITARY RECEIPTS

American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

TEMPORARY CASH BALANCES

The Funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.

TAXES

In this section, all discussions of taxation at the shareholder and fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

FEDERAL TAXES. Although it may be one of several series in a single trust, the Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (Code). The Fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets.

To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer, other than U.S. government securities or other regulated investment companies; or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (c) distribute with respect to each year at least 90% of its taxable net investment income, its tax-exempt interest income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation , provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do not apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of
(c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. As a regulated investment company that is accorded special tax treatment, the Fund will not be subject to any federal income taxes on its net investment income and net realized capital gains that it distributes to shareholders on the form of dividends and in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" accorded special tax treatment in any taxable year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions (including any distributions of net tax-exempt income and net long-term capital gains) would generally be taxable as ordinary income to the shareholders, except to the extent they were treated as "qualified dividend income," as described below. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the federal corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends may be, however, includable in adjusted current earnings for purposes of computing corporate federal AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces tax basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.

FUND DISTRIBUTIONS. Distributions from the Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) will generally be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning on or before December 31, 2008.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price of the shareholder paid). Distributions are taxable whether received in cash or in Fund shares.

QUALIFIED DIVIDEND INCOME. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. With respect to a Fund investing in bonds, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

In general, distributions of investment income properly designated by the Fund as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt Fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder (but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes). The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

Income from certain "private activity bonds" issued after August 7, 1986, is treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time Fund shares are held by the shareholder.

A tax-exempt Fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the Fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users, as further defined in the Code. Income derived from the Fund's investments other than tax-exempt instruments may give rise to taxable income. The Fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of Fund shares to the extent of tax-exempt dividends paid during that period. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Under Treasury regulations, if on a disposition of Fund shares a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder will likely have to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. You are advised to consult with your tax advisor.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to backup withholding for taxpayers who fail to furnish a correct taxpayer identification number, who have under-reported dividend or interest income, or who fail to certify to the Fund that the shareholder is a United States person and is not subject to the withholding. This number and certification may be provided by either a Form W-9 or the accompanying application. In certain instances, CMS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This may produce a difference between the Fund's book income and its taxable income possibly accelerating distributions or converting distributions of book income and gains to returns of capital for book purposes.

If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal income tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund." A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

NON-U.S. SHAREHOLDERS. In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the recent legislation, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S.

person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Recent legislation modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the legislation, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning on September 1, 2005) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES (THIS SECTION IS APPLICABLE ONLY TO THE COLUMBIA TAX-MANAGED GROWTH FUND)

FEDERAL GIFT TAXES. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.

Under the Columbia Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceed $11,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.

Under the Columbia Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.

No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), including taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount, which is $1,000,000 for gifts made after December 31, 2001, and before January 1, 2010.

Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's Federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.

The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $22,000.

The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

GENERATION-SKIPPING TRANSFER TAXES

If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Columbia Advantage Plan and does not exceed the available annual exclusion amount. An exemption (the "GST exemption"), equal to $1.5 million in 2005, is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate (47% for gifts made in 2005) on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.

INCOME TAXES

The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Columbia Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.

Under the Columbia Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.

If the donor selects the Columbia Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 35%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 15%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.

When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

CONSULTATION WITH QUALIFIED ADVISOR

Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.

MANAGEMENT OF THE FUNDS The Advisor provides administrative and management services to the Funds. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. (NPMI), merged into Columbia Management Advisors, Inc. Each of the four merging companies was a registered investment advisor and advised various Funds in the Fund Complex. The Advisor, located at 100 Federal Street, Boston, Massachusetts 02110, is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. The Advisor has been an investment advisor since 1969.

In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. (NFMI), a subsidiary of NPMI and a registered investment advisor that advised several Funds in the Fund Complex, merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the Advisor to the Funds previously advised by NFMI.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 49)        Trustee       1996       Executive Vice President -         101        Nash Finch Company (food
P.O. Box 66100                                             Strategy of United Airlines                         distributor)
Chicago, IL 60666                                          (airline) since December,
                                                           2002 (formerly President of
                                                           UAL Loyalty Services
                                                           (airline) from September,
                                                           2001 to December, 2002;
                                                           Executive Vice President
                                                           and Chief Financial Officer
                                                           of United Airlines from
                                                           July, 1999 to September,
                                                           2001; Senior Vice
                                                           President-Finance from
                                                           March, 1993 to July, 1999).

Janet Langford Kelly (Age 47)     Trustee       1996       Partner, Zelle, Hofmann,           101                    None
9534 W. Gull Lake Drive                                    Voelbel, Mason & Gette LLP
Richland, MI 49083-8530                                    (law firm) since March,
                                                           2005; Adjunct Professor of
                                                           Law, Northwestern
                                                           University, since
                                                           September, 2004 (formerly
                                                           Chief Administrative
                                                           Officer and Senior Vice
                                                           President, Kmart Holding
                                                           Corporation (consumer
                                                           goods), from September,
                                                           2003 to March, 2004;
                                                           Executive Vice
                                                           President-Corporate
                                                           Development and
                                                           Administration, General
                                                           Counsel and Secretary,
                                                           Kellogg Company (food
                                                           manufacturer), from
                                                           September, 1999 to August,
                                                           2003; Senior Vice
                                                           President, Secretary and
                                                           General Counsel, Sara Lee
                                                           Corporation (branded,
                                                           packaged, consumer-products
                                                           manufacturer) from January,
                                                           1995 to September, 1999).

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Richard W. Lowry (Age 69)         Trustee       1995       Private Investor since            103(3)                  None
10701 Charleston Drive                                     August, 1987 (formerly
Vero Beach, FL 32963                                       Chairman and Chief
                                                           Executive Officer, U.S.
                                                           Plywood Corporation
                                                           (building products
                                                           manufacturer)).

Charles R. Nelson (Age 62)        Trustee       1981       Professor of Economics,           101                     None
Department of Economics                                    University of Washington,
University of Washington                                   since January, 1976; Ford
Seattle, WA 98195                                          and Louisa Van Voorhis
                                                           Professor of Political
                                                           Economy, University of
                                                           Washington, since
                                                           September, 1993 (formerly
                                                           Director, Institute for
                                                           Economic Research,
                                                           University of Washington
                                                           from September, 2001 to
                                                           June, 2003); Adjunct
                                                           Professor of Statistics,
                                                           University of Washington,
                                                           since September, 1980;
                                                           Associate Editor, Journal
                                                           of Money Credit and
                                                           Banking, since September,
                                                           1993; consultant on
                                                           econometric and statistical
                                                           matters.

John J. Neuhauser (Age 62)        Trustee       1985       Academic Vice President and       103(3)        Saucony, Inc. (athletic
84 College Road                                            Dean of Faculties since                                footwear)
Chestnut Hill, MA 02467-3838                               August, 1999, Boston
                                                           College (formerly Dean,
                                                           Boston College School of
                                                           Management from September,
                                                           1977 to August, 1999).

Patrick J. Simpson (Age 61)       Trustee       2000       Partner, Perkins Coie             101                     None
1120 N.W. Couch Street                                     L.L.P. (law firm).
Tenth Floor
Portland, OR 97209-4128

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas E. Stitzel (Age 69)        Trustee       1998       Business Consultant since          101                    None
2208 Tawny Woods Place                                     1999 (formerly Professor of
Boise, ID 83706                                            Finance from 1975 to 1999,
                                                           College of Business, Boise
                                                           State University);
                                                           Chartered Financial
                                                           Analyst.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 68)       Trustee       1996       Partner and Senior Advisor,        101            Anixter International
8 Sound Shore Drive,                and                    Chicago Growth Partners                             (network support
Suite 285                        Chairman                  (private equity investing)                       equipment distributor);
Greenwich, CT 06830               of the                   since September, 2004                              Ventas, Inc. (real
                                   Board                   (formerly Managing                                  estate investment
                                                           Director, William Blair                            trust); Jones Lang
                                                           Capital Partners (private                         LaSalle (real estate
                                                           equity investing) from                          management services) and
                                                           September, 1994 to                                Ambac Financial Group
                                                           September, 2004).                                  (financial guaranty
                                                                                                                  insurance)

Anne-Lee Verville (Age 59)        Trustee       1998       Retired since 1997                 101          Chairman of the Board of
359 Stickney Hill Road                                     (formerly General Manager,                      Directors, Enesco Group,
Hopkinton, NH 03229                                        Global Education Industry,                      Inc. (designer, importer
                                                           IBM Corporation (computer                          and distributor of
                                                           and technology) from 1994                             giftware and
                                                           to 1997).                                             collectibles)

Richard L. Woolworth (Age 64)     Trustee       1991       Retired since December 2003        101            Northwest Natural Gas
100 S.W. Market Street                                     (formerly Chairman and                          Co. (natural gas service
#1500                                                      Chief Executive Officer,                                provider)
Portland, OR 97207                                         The Regence Group (regional
                                                           health insurer); Chairman
                                                           and Chief Executive
                                                           Officer, BlueCross
                                                           BlueShield of Oregon;
                                                           Certified Public
                                                           Accountant, Arthur Young &
                                                           Company)

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
INTERESTED TRUSTEE
William E. Mayer(2) (Age 65)      Trustee       1994       Partner, Park Avenue Equity       103(3)         Lee Enterprises (print
399 Park Avenue                                            Partners (private equity)                        media), WR Hambrecht +
Suite 3204                                                 since February, 1999                             Co. (financial service
New York, NY 10022                                         (formerly Partner,                                 provider); Reader's
                                                           Development Capital LLC                           Digest (publishing);
                                                           from November, 1996 to                             OPENFIELD Solutions
                                                           February, 1999).                                    (retail industry
                                                                                                             technology provider)

(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

                                              Year First
                                              Elected or
                                  Position     Appointed                            Principal Occupation(s)
     Name, Address and Age       with Funds    to Office                             During Past Five Years
------------------------------   ----------   ----------   -------------------------------------------------------------------------
OFFICERS
Christopher L. Wilson (Age 48)    President      2004      Head of Mutual Funds since August, 2004 and Senior Vice President of the
One Financial Center                                       Advisor since January, 2005; President of the Columbia Funds, Liberty
Boston, MA 02111                                           Funds and Stein Roe Funds since October, 2004; President and Chief
                                                           Executive Officer of the Nations Funds since January, 2005; President of the Galaxy Funds since April 2005; Director of Bank of America Global
                                                           Liquidity Funds, plc since May 2005; Director of Banc of America Capital
                                                           Management (Ireland), Limited since May 2005; Senior Vice President of
                                                           BACAP Distributors LLC since January, 2005; Director of FIM Funding, Inc.
                                                           since January, 2005; Senior Vice President of Columbia Management
                                                           Distributors, Inc. since January, 2005; Director of Columbia Management
                                                           Services, Inc. since January, 2005 (formerly President and Chief
                                                           Executive Officer, CDC IXIS Asset Management Services, Inc. from
                                                           September, 1998 to August, 2004).

J. Kevin Connaughton (Age 40)     Treasurer      2000      Treasurer of the Columbia Funds since October, 2003 and of the Liberty
One Financial Center                                       Funds, Stein Roe Funds and All-Star Funds since December, 2000; Vice
Boston, MA 02111                                           President of the Advisor since April, 2003 (formerly President of the
                                                           Columbia Funds, Liberty Funds and Stein Roe Funds from February, 2004 to
                                                           October, 2004; Chief Accounting Officer and Controller of the Liberty
                                                           Funds and All-Star Funds from February, 1998 to October, 2000); Treasurer of the Galaxy Funds since September, 2002 (formerly Treasurer from
                                                           December, 2002 to December, 2004 and President from February, 2004 to
                                                           December, 2004 of the Columbia Management Multi-Strategy Hedge Fund, LLC;
                                                           Vice President of Colonial Management Associates, Inc. from February,
                                                           1998 to October, 2000).

Mary Joan Hoene (Age 55)           Senior        2004      Senior Vice President and Chief Compliance Officer of the Columbia Funds,
100 Federal Street                  Vice                   Liberty Funds, Stein Roe Funds and All-Star Funds since August, 2004;
Boston, MA 02110                  President                Chief Compliance Officer of the Columbia Management Multi-Strategy Hedge
                                  and Chief                Fund, LLC since August, 2004; Chief Compliance Officer of the BACAP
                                 Compliance                Alternative Multi-Strategy Hedge Fund LLC since October, 2004 (formerly
                                   Officer                 Partner, Carter, Ledyard & Milburn LLP from January, 2001 to August,
                                                           2004; Counsel, Carter, Ledyard & Milburn LLP from November, 1999 to
                                                           December, 2000; Vice President and Counsel, Equitable Life Assurance
                                                           Society of the United States from April, 1998 to November, 1999).

Michael G. Clarke (Age 35)          Chief        2004      Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein Roe
One Financial Center             Accounting                Funds and All-Star Funds since October, 2004 (formerly Controller of the
Boston, MA 02111                   Officer                 Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds from
                                                           May, 2004 to October, 2004; Assistant Treasurer from June, 2002 to May,
                                                           2004; Vice

                                                           President, Product Strategy & Development of the Liberty Funds and Stein
                                                           Roe Funds from February, 2001 to June, 2002; Assistant Treasurer of the
                                                           Liberty Funds, Stein Roe Funds and the All-Star Funds from August, 1999 to February, 2001; Audit Manager, Deloitte & Toche LLP from May, 1997 to
                                                           August, 1999).

Jeffrey R. Coleman (Age 35)      Controller      2004      Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                       All-Star Funds since October, 2004 (formerly Vice President of CDC IXIS
Boston, MA 02111                                           Asset Management Services, Inc. and Deputy Treasurer of the CDC Nvest
                                                           Funds and Loomis Sayles Funds from February, 2003 to September, 2004;
                                                           Assistant Vice President of CDC IXIS Asset Management Services, Inc. and
                                                           Assistant Treasurer of the CDC Nvest Funds from August, 2000 to February,
                                                           2003; Tax Manager of PFPC, Inc. from November, 1996 to August, 2000).

R. Scott Henderson (Age 45)       Secretary      2004      Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds since
One Financial Center                                       December, 2004 (formerly Of Counsel, Bingham McCutchen from April, 2001
Boston, MA 02111                                           to September, 2004; Executive Director and General Counsel, Massachusetts
                                                           Pension Reserves Investment Management Board from September, 1997 to
                                                           March, 2001).

Trustee Positions

As of December 31, 2004, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity.

General

Messrs. Lowry, Mayer and Neuhauser are also trustees/directors of the Liberty All-Star Funds.

The Trustees serve as trustees of 101 registered investment companies managed by the Advisor for which each Trustee receives a retainer at the annual rate of $45,000 and an attendance fee of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December, 2003, Mr. Theobald began serving as the Chairman of the Board. As the independent chairman of the board, Mr. Theobald receives a supplemental retainer at the annual rate of of $100,000; the chair of the Audit Committee receives a supplemental retainer at the annual rate of $10,000; the chair of each other committee receives a supplemental retainer at the annual rate of $5,000. Members of each committee, except the Audit Committee, receive $1,500 for each committee meeting. Each Audit Committee member receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 133 open-end and 10 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

MANAGEMENT AGREEMENT

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. Columbia Management Distributors, Inc. (formerly named Columbia Funds Distributor, Inc.) pays the cost of printing and distributing all other Prospectuses.

ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO CERTAIN FUNDS AND THEIR RESPECTIVE TRUSTS. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION REGARDING YOUR FUND).

Under an Administration Agreement, the Advisor, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

          (a)  providing office space, equipment and clerical personnel;

          (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund;

          (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

          (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

          (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

          (f)  maintaining certain books and records of each Fund.

With respect to Columbia Money Market Fund (formerly named Liberty Money Market
Fund) and Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund), the Administration Agreement for these Funds provides that the Advisor will monitor compliance by the Fund with Rule 2a-7 under the 1940 Act and report to the Trustees from time to time with respect thereto. The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

TRUST SERVICES AGREEMENT

Pursuant to a Trust Services Agreement, CMS provides the Columbia Tax-Managed Growth Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. CMS's fee is described in the Prospectuses of the Columbia Tax-Managed Growth Fund.

THE PRICING AND BOOKKEEPING AGREEMENT

The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement. SEE "FUND CHARGES AND EXPENSES" IN
PART 1 OF THIS SAI FOR INFORMATION ON THESE FEES.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the Funds. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The Funds and clients advised by the Advisor or the Funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.

POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Advisor believes are faced by investment professionals at most major financial firms. The Advisor and the Trustees of the Columbia Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

          - The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

          - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

          - The trading of other accounts could be used to benefit higher-fee accounts (front- running).

          - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

"Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Advisor and the Funds' Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Columbia-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

The Advisor or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

A Fund's portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at the Advisor, including each Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Advisor and each Fund, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of each Fund.

BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute securities transactions for a Fund.

The Advisor places the transactions of the Funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the Funds' transactions where the Funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by Funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a Fund.

The Advisor may use the services of affiliated broker-dealers, when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

PRINCIPAL UNDERWRITER

CMD is the principal underwriter of the Trust's shares. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT

CMS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CMS is based on number of accounts plus reimbursement for certain out-of-pocket expenses. SEE

"FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY CMS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CMS or generally by 6 months' notice by CMS to the Fund. The agreement limits the liability of CMS to the Fund for loss or damage incurred by the Fund to situations involving a failure of CMS to use reasonable care or to act in good faith and without negligence in performing its duties under the agreement. The Fund will indemnify CMS from, among other things, any and all claims, actions, suits, losses, costs, damages, and expenses incurred by it in connection with its acceptance of this Agreement, provided that: (i) to the extent such claims, actions, suits, losses, costs, damages, or expenses relate solely to a particular series or group of series of shares, such indemnification shall be only out of the assets of that series or group of series; (ii) this indemnification shall not apply to actions or omissions constituting negligence or misconduct of CMS or its agents or contractors, including but not limited to willful misfeasance, bad faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under this Agreement; and (iii) CMS shall give a Fund prompt notice and reasonable opportunity to defend against any such claim or action in its own name or in the name of CMS.

CODE OF ETHICS

The Funds, the Advisor, and CMD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

ANTI-MONEY LAUNDERING COMPLIANCE

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account, halting all shareholder activity with respect to such account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

PROXY VOTING POLICIES AND FUND PROXY VOTING RECORD

The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

The Advisor's proxy voting guidelines and procedures are included in this SAI as Appendix II. In accordance with SEC regulations, the fund's proxy voting record for the last twelve-month period ended June 30 has been filed with the SEC. You may obtain a copy of the fund's proxy voting record (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Columbia Funds have adopted policies with respect to the disclosure of the Funds' portfolio holdings by the Funds, Columbia Management, or their affiliates. These policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Funds' website at www.columbiafunds.com, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Fund's policies are described below. The Trustees shall be updated as needed regarding the Fund's compliance with the policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Columbia Management and its affiliates. The Fund's policies prohibit Columbia Management and the Fund's other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund's shares, third-party service providers, rating and ranking organizations and affiliated persons of the Fund.

PUBLIC DISCLOSURES. The Fund's portfolio holdings are currently disclosed to the public through required filings with the SEC and, for equity and fixed income funds, on the Fund's website at www.columbiafunds.com. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund's fiscal year). Shareholders may obtain the Fund's Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Fund's Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

The equity and fixed income Columbia Funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:

                                                            FREQUENCY OF
   TYPE OF FUND              INFORMATION PROVIDED            DISCLOSURE            DATE OF WEB POSTING
------------------   ------------------------------------   ------------   ----------------------------------
   Equity Funds      Full portfolio holdings information.      Monthly      30 calendar days after month-end.
Fixed Income Funds   Full portfolio holdings information.     Quarterly    60 calendar days after quarter-end

The scope of the information provided relating to the Fund's portfolio that is made available on the website may change from time to time without prior notice.

For Columbia's money market funds, a complete list of a Fund's portfolio holdings shall be publicly available on a monthly basis on the fifth business date after month-end. Shareholders may request such information by writing or calling the Fund's distributor, Columbia Management Distributors, Inc. at the address listed on the cover of this SAI.

A Fund, Columbia Management or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

OTHER DISCLOSURES. The Fund's policies provide that non-public disclosures of the Fund's portfolio holdings may be made if (1) the Fund has a legitimate business purpose for making such disclosure, (2) the Fund's chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.

The Fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to Columbia Management and its affiliates, these service providers include the Fund's custodian and sub-custodians, the Fund's independent registered public accounting firm, legal counsel, financial printers(R.R. Donnelly & Sons and Bowne & Co., Inc.), the Fund's proxy voting service provider (Alamo Direct Mail Services, Inc.), the Fund's proxy solicitor (Georgeson Shareholder Communications Inc.), rating agencies that maintain ratings on certain Columbia Funds (Fitch, Inc.) and service providers that support Columbia Management's trading systems (InvestorTool, Inc. and Thomson Financial).These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. The Fund may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Certain clients of the Fund's investment adviser(s) may follow a strategy similar to that of the Fund, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Fund.

DETERMINATION OF NET ASSET VALUE

Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the official closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value following procedures approved by the Trust's Board of Trustees.

(The following two paragraphs are applicable only to Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund) and Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund))

Trading in securities on stock exchanges and over-the-counter markets in foreign securities markets is normally completed well before the close of the business day in New York. Trading on foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

AMORTIZED COST FOR MONEY MARKET FUNDS (SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "INFORMATION CONCERNING THE FUND" IN PART 1 OF THE SAI OF COLUMBIA MONEY MARKET FUND (FORMERLY NAMED LIBERTY MONEY MARKET FUND) AND COLUMBIA MUNICIPAL MONEY MARKET FUND (FORMERLY NAMED LIBERTY MUNICIPAL MONEY MARKET
FUND))

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Under the amortized cost method a security is initially valued at cost and thereafter any discount or premium from maturity value is amortized ratably to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. If a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Columbia Money Market Fund (formerly named Liberty Money Market Fund) or the Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund) for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund may accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CMS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Investors should understand that, since the offering price of the Fund's shares is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge paid as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CMD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CMD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CMD may from time to time reallow additional amounts to all or certain FSFs. CMD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CMD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars. Travelers checks, gift checks, credit card convenience checks, credit cards, cash and ban counter (starter checks) are not accepted.

CMS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CMS, provided the new FSF has a sales agreement with CMD.

Shares credited to an account are transferable upon written instructions in good order to CMS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you may send the certificates to CMS for deposit to your account.

In addition to the commissions specified in a Fund's prospectus and this SAI, CMD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that CMD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CMD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, CMD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.

In addition, CMD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.

CMD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:

1st Global Capital Corp
401 Company
ABN AMRO Trust Services
ADP Retirement Services
Advest
AEGON/Transamerica
AG Edwards
American Century Services
American Express
AMG
AON Consulting
AST Trust Company
Banc of America Investment Services
BancOne
Bear Stearns
Benefit Plan Administrators
Bidwell & Company
BNY Clearing
C N A Trust
Charles Schwab
CIBC Oppenheimer
Citigroup Global Markets
CitiStreet Associates LLC
City National Bank
City of Milwaukee
Columbia Trust Company
Commonwealth Financial
Compensation & Capital
CPI Qualified Plan Consultants
Daily Access Concepts
Davenport & Company
Delaware Investments
Digital Retirement Solutions
Discover Brokerage
Dreyfus/Mellon
Edgewood Services
Edward Jones

E-Trade,
ExpertPlan
FAS Liberty Life Spectrum
Ferris Baker Watts
Fidelity
Financial Data Services
Franklin Templeton
Freeman Welwood
Gem Group
Great West Life
Hewitt Associates LLC
Huntington Bank
ING
Intermountain Health Care
Investmart, Inc.
Investment Manager Services (IMS)
Janney Montgomery Scott
JJB Hilliard Lyons
JP Morgan/American Century
Kenney Investments
Kirkpatrick Pettis Smith Polian Inc
Legg Mason Wood Walker
Liberty Life
Lincoln Financial
Lincoln Life
Linsco Private Ledger
M & T Securities
Marquette Trust Company
Mass Mutual Life
Matrix Settlement & Clearance Services (MSCS)
McDonald Investments
Merrill Lynch
MetLife
MFS
Mfund Trax
MidAtlantic Capital
Milliman USA
Morgan Keegan
Morgan Stanley Dean Witter
PFPC
Nationwide Investment Services
Neuberger Berman Mgmt
NFP Securities
NSD -NetStock Sharebuilder
NYLife Distributors
Optimum Investment Advisors
Orbitex
Pershing LLC
Phoenix Home Life
Piper Jaffray
PNC
PPI Employee Benefits
Private Bank & Trust
Prudential
Putnam Investments
Raymond James
RBC Dain Rausher
Robert W Baird
Royal Alliance
RSM McGladrey Inc.

Safeco
Scott & Stringfellow
Scudder Investments
Security Benefit
Segall Bryant Hamill
South Trust Securities
Southwest Securities
Standard Insurance
Stanton Group
State of NY Deferred Compensation Plan
Stephens, Inc.
Stifel Nicolaus & Co
Strong Capital
Sungard T Rowe Price
Trustar Retirement Services
Trustlynx/Datalynx
UBS Financial Services
USAA Investment Management
Vanguard
Wachovia
TD Waterhouse
Webster Investment Services
Wells Fargo
Wilmington Trust

PLEASE CONTACT YOUR FSF OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY
RECEIVE.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most Funds advised by the Advisor may be purchased through the Automatic Investment Plan. Electronic fund transfers for a fixed amount of at least $50 ($25 for IRA) are used to purchase a Fund's shares at the public offering price next determined after CMD receives the proceeds. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CMD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, D, T, G and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any fund distributed by CMD in which you have a current balance of at least $5,000 into the same class of shares of up to five other Funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Sales charges may apply if exchanging from a money market fund. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC or sales charges.

Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Management Services, Inc. (formerly named Columbia Funds Services, Inc.) (CMS) P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or financial advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CMD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" below for more information.

CLASS T SHAREHOLDER SERVICES PLAN. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the Trusts plan to enter into servicing agreements with institutions (including Bank of America Corporation and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each Fund other than the Columbia Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the Fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares;
(ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.

The payments under the servicing agreements entered into as of the date of this SAI are limited to an aggregate fee of not more than 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.15% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The Funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.

Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such Funds on any day do not exceed the income to be accrued to such Class T shares on that day.

The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the Funds. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Columbia's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.

TAX-SHELTERED RETIREMENT PLANS (Retirement Plans). CMD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Management prototype plans offered through CMD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CMD.

Participants in Retirement Plans not sponsored by CTC, not including Individual Retirement Accounts (IRAs), may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with CMS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CMS. The close out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any Fund distributed by CMD, or if the Retirement Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling CMS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification numbers available when calling.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CMS for more information at 1-800-345-6611.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHTS OF ACCUMULATION (Columbia Class A and Class T shares, Nations Class A shares and Galaxy Retail A shares only) (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase of Class A or Class T shares with prior purchases of other funds and classes distributed by CMD. The applicable sales charge is based on the combined total of:

1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all shares of funds for which CMD serves as distributor (Funds) held by the shareholder.

CMD must be promptly notified of each purchase with respect to which a shareholder is entitled to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CMS. A Fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A, Class E and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all fund shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund)). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CMS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement (provided the FSF returns to CMD the excess commission previously paid during the thirteen-month period). The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price.

If the amount of the Statement is not purchased, the shareholder shall remit to CMD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CMS will redeem escrowed Class A, E or T shares with a value equal to such difference. The additional FSF commission will be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CMS at 1-800-345-6611.

NET ASSET VALUE ELIGIBILITY GUIDELINES (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS).

1. Employees, brokers and various relationships that are allowed to buy at NAV. Class A shares of certain Funds may be sold at (NAV) to the following individuals, whether currently employed or retired: Employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries; Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CMD, or its successors and companies affiliated with the Advisor; Registered representatives and employees of Financial Service Firms (including their affiliates) that are parties to dealer agreements or other sales arrangements with CMD; Nations Funds' Trustees, Directors and employees of its investment sub-advisers; Broker/Dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes; employees or partners of any contractual service provider to the funds

     NAV eligibility for Class A purchase also applies to the families of the parties listed above and their beneficial accounts. Family members include: spouse, parent, stepparent, legal guardian, child, stepchild, father-in-law and mother-in-law.

     Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

     Registered broker/dealer firms that have entered into a Nations Funds dealer agreement with BACAP Distributors, LLC may buy Class A shares without paying a front-end sales charge for their investment account only.

     Banks, trust companies and thrift institutions, acting as fiduciaries.

2. Grandfathered investors. Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may purchase Class A shares of any Fund at NAV in those cases where a Columbia Fund Class Z share is not available.

     Shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at (NAV) will continue to be eligible for NAV purchases into those Nations Fund accounts opened through August 19, 2005.

     Galaxy Fund shareholders prior to December 1, 1995; and shareholders who
     (i) purchased Galaxy Fund Prime A shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.

     (For Class T shares only) Shareholders who (i) purchased Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

3. Reinstatement. Subject to the fund policy on trading of fund shares, an investor who has redeemed class A, B, C, D, G or T shares may, upon request, reinstate within 1 year a portion or all of the proceeds of such sales in shares of class A of any fund at the NAV next determined after Columbia Management Services, Inc. received a written reinstatement request and payment.

4. Retirement Plans. Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with CMD pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

5. Non-U.S. Investors. Certain pension, profit-sharing or other employee benefit plans offered to non-US investors may be eligible to purchase Class A shares with no sales charge.

6. Reorganizations. At the Fund's discretion, NAV eligibility may apply to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

7. Rights of Accumulation (ROA). The value of eligible accounts, regardless of class, maintained by you and you and your immediate family may be combined with the value of your current purchase to reach a sales discount level and to obtain the lower sales charge for your current purchase.

8. Letters of Intent (LOI). You may pay a lower sales charge when purchasing class A shares by signing a letter of intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the LOI within 13 months. If your LOI purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Class A, B, C, D, E, matured F, G and T shares) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act
     (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CMS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value at the time that the SWP is established. Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met. For redemptions in excess of 12% of the account's value at the time that the SWP is established, a CDSC will be charged on the SWP redemption. The 12% limit does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by CMD.

6. Qualified Retirement Plans. CDSCs may be waived on CMD shares sold by employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must be a participant in an alliance program th at has signed an agreement with Columbia Funds or CMD.

7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and
     (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

8. Return of Commission. CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

9. Non-U.S. Investors. CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

10. IRS Section 401 and 457. CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under
     Section 401 or 457 of the tax code.

11. Medical Payments. CDSCs may be waived on shares redeemed for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

12. Plans of Reorganization. At the Funds' discretion, CDSCs may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a fund is a party.

13. Charitable Giving Program. CDSCs may be waived on the sale of Class C or Class D shares sold by a non-profit organization qualified under Section 501(c)(3) of the tax code in connection with the Banc of America Capital Management Charitable Giving Program.

14. The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling or delay sending proceeds from your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction to CMS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CMS and many banks. Additional documentation may be required for sales by corporations, agents, fiduciaries, surviving joint owners, individual retirement account holders and other legal entities. Call CMS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, FSF's are responsible for furnishing all necessary documentation to CMS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN (SWP). The shareholder may establish a SWP. A specified dollar amount, share amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawalsof shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their share account may do so but may be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CMS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in "street name" must be made payable to the back office via the NSCC.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions by check and ACH are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, to a pre-existing bank account or furnishing a signature guaranteed request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CMS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address account and taxpayer identification numbers. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions apply to retirement plan accounts.

CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A and Z shares of certain Funds)

Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CMS will provide checks to be drawn on Mellon Trust of New England, N.A. (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks., However, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON-CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, a Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

INFORMATION APPLICABLE TO CLASS G AND CLASS T SHARES

The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the Funds are subject to a front-end sales charge. Investments in Class G shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.15% and 0.30%, respectively, of the Fund's average daily net assets attributable to its Class T shares. Class G shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.80% and 0.95%, respectively, of the Fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares. Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.

CLASS T SHARES. The public offering price for Class T shares of the Funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 to $25,000,000. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                                    REALLOWANCE TO
                                     REALLOWANCE TO DEALERS        DEALERS AS A % OF
                                    AS A % OF OFFERING PRICE        OFFERING PRICE
      AMOUNT OF TRANSACTION          PER SHARE - BOND FUNDS    PER SHARE - EQUITY FUNDS
      ---------------------         ------------------------   ------------------------
Less than $50,000                             4.25                       5.00
$50,000 but less than $100,000                3.75                       3.75
$100,000 but less than $250,000               2.75                       2.75
$250,000 but less than $500,000               2.00                       2.00
$500,000 but less than $1,000,000             1.75                       1.75
$1,000,000 and over                           0.00                       0.00

The appropriate reallowance to dealers will be paid by CMD to broker-dealer organizations which have entered into agreements with CMD. The reallowance to dealers may be changed from time to time.

Certain affiliates of the Advisor may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of Bank of America Corporation's affiliates.

INFORMATION APPLICABLE TO CERTAIN CLASS G SHARES RECEIVED BY FORMER GALAXY FUND RETAIL B SHAREHOLDERS IN CONNECTION WITH THE GALAXY/LIBERTY REORGANIZATION. The following table describes the CDSC schedul e applicable to Class G shares received by former Galaxy Fund Retail B shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 None

Class G shares received in exchange for Galaxy Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares seven years after purchase. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Asset Allocation Fund and/or International Equity Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.50
Through second year                   5.00
Through third year                    4.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Through the seventh year              None
Longer than seven years               None

If you acquired Retail B Shares in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class T shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

CLASS G SHARES PURCHASED AFTER THE GALAXY/LIBERTY REORGANIZATION. The public offering price for Class G shares of the Funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within seven years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from CMD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Columbia may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a Fund. See "Class T Shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to CMD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares. Class G shares of a Fund will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow CMD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.

Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - (i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a Fund, and subsequently acquires additional Class G shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the Fund, including those acquired through reinvestment, will convert to Class T shares of the Fund on the same date.

INFORMATION APPLICABLE TO CERTAIN CLASS B SHAREHOLDERS

Except for the following, Class B Share Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.

The following table describes the CDSC schedule applicable to Class B shares received by Galaxy Quality Plus Bond Fund shareholders in exchange for Prime B Shares in connection with the Galaxy/Liberty reorganization.

SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

     Automatic conversion to Class A shares occurs eight years after purchase.

     The Class B share discount program for purchases of $250,000 or more is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

INFORMATION APPLICABLE TO CERTAIN CLASS A SHAREHOLDERS:

     Except as set forth in the following paragraph, Class A share CDSCs are described in the Prospectuses:

     Class A shares received by former Galaxy High Quality Bond Fund shareholders in exchange for Prime A Shares in connection with the Galaxy/Liberty reorganization of that Fund are subject to a 1% CDSC upon redemption of such Class A shares if the Prime A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.

Shares of some Funds that pay daily dividends (include Funds) will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. Shares of some Funds that pay daily dividends (exclude Funds) Columbia will be earned starting with the day after that Fund receives payments for the shares. To determine whether a particular Fund is an include or exclude fund, customers can call 1-800-345-6611.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of certain other funds. The prospectus of each Fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange Consult CMS before requesting an exchange.

If you acquire Class A shares of an international fund by exchange from any other fund, you will not be permitted to exchange those shares into another fund for 30 calendar days, although you may redeem those shares at any time. An exchange order received prior to the expiration of the 30-day period will not be honored.

By calling CMS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CMS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CMS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CMS may require customary additional documentation. Prospectuses of the other Funds are available from the CMD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

Consult your FSF or CMS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund. Sales charges may apply for exchanges from money market funds.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Trust has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2005. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust's By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series. Shares of each Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

          Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

          Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

AAA bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

AA bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

BA bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Prime-1 Highest Quality
          Prime-2 Higher Quality
          Prime-3 High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these securities, and 'D' represents the lowest potential for recovery.

                                   APPENDIX II

                   COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA")
                      PROXY VOTING POLICIES AND PROCEDURES
                 ADOPTED JULY 1, 2003 AND REVISED MARCH 4, 2005

POLICY:

ALL PROXIES(1) REGARDING CLIENT SECURITIES FOR WHICH COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA") HAS ASSUMED AUTHORITY TO VOTE SHALL, UNLESS CMA DETERMINES IN ACCORDANCE WITH POLICIES STATED BELOW TO ABSTAIN FROM VOTING, BE VOTED IN A MANNER CONSIDERED BY CMA TO BE IN THE BEST INTEREST OF CMA'S CLIENTS, INCLUDING THE CMG FAMILY FUNDS(2) AND THEIR SHAREHOLDERS, WITHOUT REGARD TO ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES. THE BEST INTEREST OF CLIENTS IS DEFINED FOR THIS PURPOSE AS THE INTEREST OF ENHANCING OR PROTECTING THE ECONOMIC VALUE OF CLIENT ACCOUNTS, CONSIDERED AS A GROUP RATHER THAN INDIVIDUALLY, AS CMA DETERMINES IN ITS SOLE AND ABSOLUTE DISCRETION. IN THE EVENT A CLIENT BELIEVES THAT ITS OTHER INTERESTS REQUIRE A DIFFERENT VOTE, CMA SHALL VOTE AS THE CLIENT CLEARLY INSTRUCTS, PROVIDED CMA RECEIVES SUCH INSTRUCTIONS IN TIME TO ACT ACCORDINGLY.

CMA ENDEAVORS TO VOTE, IN ACCORDANCE WITH THIS POLICY, ALL PROXIES OF WHICH IT BECOMES AWARE, SUBJECT TO THE FOLLOWING EXCEPTIONS (UNLESS OTHERWISE AGREED) WHEN CMA EXPECTS TO ROUTINELY ABSTAIN FROM VOTING:

     1. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE THE SECURITY HAS BEEN LOANED FROM THE CLIENT'S ACCOUNT.

     2. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE CMA DEEMS THE COSTS TO THE CLIENT AND/OR THE ADMINISTRATIVE INCONVENIENCE OF VOTING THE SECURITY (E.G., SOME FOREIGN SECURITIES) OUTWEIGH THE BENEFIT OF DOING SO.

CMA SEEKS TO AVOID THE OCCURRENCE OF ACTUAL OR APPARENT MATERIAL CONFLICTS OF INTEREST IN THE PROXY VOTING PROCESS BY VOTING IN ACCORDANCE WITH PREDETERMINED VOTING GUIDELINES, AS STATED BELOW. FOR THOSE PROXY PROPOSALS THAT REQUIRE SPECIAL CONSIDERATION OR IN INSTANCES WHERE SPECIAL CIRCUMSTANCES MAY REQUIRE VARYING FROM THE PREDETERMINED GUIDELINES, THE CMG PROXY COMMITTEE WILL DETERMINE THE BEST INTEREST OF CMA'S CLIENTS AND VOTE ACCORDINGLY, WITHOUT CONSIDERATION OF ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES.

OVERVIEW:

CMA's policy is based upon its fiduciary obligation to act in its clients' best interest. Citing this obligation, the SEC has adopted rules pursuant to the Investment Advisers Act of 1940 and Investment Company Act of 1940 with respect to proxy voting.

PROCEDURE:

I. ACCOUNT POLICIES

Except as otherwise directed by the client, CMA shall vote as follows:

SEPARATELY MANAGED ACCOUNTS

CMA shall vote proxies on securities held in its separately managed accounts.

COLUMBIA TRUST COMPANY (CTC) TRUST POOLS

CMA shall vote proxies on securities held in the trust pools.

CMG FAMILY FUNDS/CMA FUND TRUST

CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

COLUMBIA PRIVATE PORTFOLIO

CMA shall vote proxies on securities held in its separately managed accounts.

ALTERNATIVE INVESTMENT GROUP

----------
(1) The term "proxy" as used herein refers to consents, elections and authorizations solicited by any party with respect to securities of any sort.

(2) A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

CMA's clients may invest in securities ("Alternative Investments") issued by alternative investment vehicles (i.e. hedge funds, private equity funds, and other alternative investment pools) that are structured as private limited partnerships ("LPs"), limited liability companies ("LLCs") or offshore corporations. Generally, CMA's Alternative Investment Group ("AIG") is the platform through which CMA provides advisory services relating to Alternative Investments.

The voting rights of Alternative Investments generally are rights of contract set forth in the limited liability company or limited partnership agreement, in the case of LLCs and LPs, or Memorandum and Articles of Association or By-laws, in the case of offshore corporations. Also, as privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, proxies are not solicited regarding Alternative Investment vehicles. Instead, consents may be solicited from members, limited partners or shareholders.

Because of the unique characteristics of Alternative Investments, CMA has a tailored process for voting Alternative Investment proxies and consents.

Process

AIG will vote all Alternative Investment proxies and consents in accordance with this Policy. The committee voting AIG proxies consists of AIG senior management, investment and operations professionals. Conflicts of interest are to be monitored and resolved as set forth in this Policy.

II. PROXY COMMITTEE

CMA shall establish a Proxy Committee whose standing members shall include the head of core equity, head of value, head of growth, head of income strategies, head of equity research and head of fixed income research. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf.

The Proxy Committee's functions shall include, in part,

          (a) direction of the vote on proposals where there has been a recommendation to the Committee, pursuant to Section IV.B, not to vote according to the predetermined Voting Guidelines stated in Section IV.A or on proposals which require special, individual consideration in accordance with Section IV.C;

          (b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

          (c) review at least annually of existing Voting Guidelines and need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

          (d) development and modification of Voting Procedures, as stated in
          Section V, as it deems appropriate or necessary.

The Proxy Committee shall establish a charter, which shall set forth the Committee's purpose, membership and operation. The Committee's charter shall be consistent, in all material respects, with this policy and procedure.

III. CONFLICTS OF INTEREST

With Other Bank of America Businesses

Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

Within CMA

Conflicts of interest may also arise from the business activities of CMA. For example, CMA might manage (or be seeking to manage) the assets of a benefit plan for an issuer. CMA may also be presented with an actual or apparent conflict of interest where proxies of securities issued by BAC or a CMG Family Fund, for which CMA serves as investment adviser, are to be voted for a client's account.

Management of Conflicts

CMA's policy is to always vote proxies in the best interest of its clients, as a whole, without regard to its own self-interest or that of its affiliates. BAC as well as CMA has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

          1. BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or (as in the case of BACAP associates) non-trust fiduciary responsibilities, including investment decision-making and proxy voting.

          2. In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.

          3. Within CMA, CMA's Code of Ethics affirmatively requires that associates of CMA act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's Clients.

          4. By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

               - To disclose to the chairperson of the Proxy Committee and the chairperson to the head of CMG Compliance any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA shall vote proxies. In the event the chairperson of the Proxy Committee has a conflict of interest regarding a given matter, he or she shall abstain from participating in the Committee's determination of whether and/or how to vote in the matter; and

               - To refrain from taking into consideration, in the decision as to whether or how CMA shall vote proxies:

                    - The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

                    - Any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of CMA or BAC.

Where a material conflict of interest is determined to have arisen in the proxy voting process that may not be adequately mitigated by voting in accordance with the predetermined Voting Guidelines, CMA's policy is to invoke one or more of the following conflict management procedures:

1. Convene the Proxy Committee for the purpose of voting the affected proxies in a manner that is free of the conflict.

2. Causing the proxies to be voted in accordance with the recommendations of a qualified, independent third party, which may include CMA's proxy voting agent.

3. In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

IV. VOTING GUIDELINES

A. THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING PROXIES:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

     - Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

          However, CMA generally will WITHHOLD votes from pertinent director nominees if:

               (i) the board as proposed to be constituted would have more than one-third of its members from management;

               (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);

               (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);

               (iv) a director serves on more than six public company boards;

               (v) the CEO serves on more than two public company boards other than the company's board.

          On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

     - Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.

     - Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

     - Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

          -    Established governance standards and guidelines.

          - Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.

          - Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

          - A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

          - Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

          - The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

     - Proposals that grant or restore shareholder ability to remove directors with or without cause.

     - Proposals to permit shareholders to elect directors to fill board vacancies.

     - Proposals that encourage directors to own a minimum amount of company stock.

     -    Proposals to provide or to restore shareholder appraisal rights.

     -    Proposals to adopt cumulative voting.

     -    Proposals for the company to adopt confidential voting.

CMA generally will vote AGAINST:

     - Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

     - Proposals that give management the ability to alter the size of the board without shareholder approval.

     - Proposals that provide directors may be removed only by supermajority vote.

     -    Proposals to eliminate cumulative voting.

     - Proposals which allow more than one vote per share in the election of directors.

     - Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

     - Proposals that mandate a minimum amount of company stock that directors must own.

     -    Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

     - Director and officer indemnification and liability protection. CMA is opposed to entirely eliminating directors' and officers' liability for monetary damages for violating the duty of care. CMA is also opposed to expanding coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. CMA supports proposals which provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he/she reasonably believed was in the best interests of the company, AND (ii) if the director's legal expenses would be covered.

     - Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

     - Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 10% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

     - Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

     -    Proposals asking a company to expense stock options.

     -    Proposals to put option repricings to a shareholder vote.

     - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

CMA generally will vote AGAINST:

     - Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.

     - Proposals to authorize the replacement or repricing of out-of-the money options.

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

     - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

          For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

     - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

     - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

     - Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

     - CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

     - CMA generally votes FOR shareholder proposals to eliminate a poison pill.

     - CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

     - CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.

Supermajority vote

     - CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

     - CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

     - Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

     - Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

          -    Credible reason exists to question:

               - The auditor's independence, as determined by applicable regulatory requirements.

               - The accuracy or reliability of the auditor's opinion as to the company's financial position.

          - Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.

     - Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

     - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

     - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

     - Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

     - Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.

CMA will vote AGAINST:

     - Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

     - Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

     - Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

     - FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

     - FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

     - Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

     - Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

     - Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

     - Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.

     - Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.

     - Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

8.  Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

     -    Board structure

     -    Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     - Ignore a shareholder proposal that is approved by a majority of shares outstanding;

     - Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

     -    Are interested directors and sit on the audit or nominating committee;
          or

     - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

     -    Past performance relative to its peers

     -    Market in which fund invests

     - Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

     - Past shareholder activism, board activity and votes on related proposals

     -    Strategy of the incumbents versus the dissidents

     -    Independence of incumbent directors; director nominees

     -    Experience and skills of director nominees

     -    Governance profile of the company

     -    Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Past performance as a closed-end fund

     -    Market in which the fund invests

     -    Measures taken by the board to address the discount

     - Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

     -    Proposed and current fee schedules

     -    Fund category/investment objective

     -    Performance benchmarks

     -    Share price performance as compared with peers

     -    Resulting fees relative to peers

     -    Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

     -    Stated specific financing purpose

     -    Possible dilution for common shares

     -    Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

     -    Potential competitiveness

     -    Regulatory developments

     -    Current and potential returns

     -    Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a nonfundamental restriction, considering the following factors:

     -    Fund's target investments

     -    Reasons given by the fund for the change

     -    Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:

     -    Political/economic changes in the target market

     -    Consolidation in the target market

     -    Current asset composition

Change in Fund's Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:

     -    Potential competitiveness

     -    Current and potential returns

     -    Risk of concentration

     -    Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

     -    Strategies employed to salvage the company

     -    Past performance of the fund

     -    Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

     -    The degree of change implied by the proposal

     -    The efficiencies that could result

     -    The state of incorporation; net effect on shareholder rights

     -    Regulatory standards and implications

CMA will vote FOR:

     - Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

     - Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

     -    Proposals enabling the Board to:

          -    Change, without shareholder approval the domicile of the fund

          - Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

     -    Regulations of both states

     -    Required fundamental policies of both states

     -    The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Fees charged to comparably sized funds with similar objectives

     -    The proposed distributor's reputation and past performance

     -    The competitiveness of the fund in the industry

     -    Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Resulting fee structure

     -    Performance of both funds

     -    Continuity of management personnel

     -    Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

     -    Performance of the fund's NAV

     -    The fund's history of shareholder relations

     -    The performance of other funds under the adviser's management

9. Alternative Investment Group ("AIG") Matters

The AIG Proxy Sub-Committee generally will vote in accordance with the guidelines set forth in this policy. With respect to matters that are not addressed by the guidelines, the AIG Proxy Sub-Committee will vote each such matter on a CASE-BY-CASE basis.

B. ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.

A Portfolio Manager, sub-adviser or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines stated in Section IV.A. In this situation, he or she shall request that the Proxy Committee consider voting the proxy other than according such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption.

C. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The following proposals require special, individual consideration. The Proxy Committee will determine how proxies related to all such proposals will be voted.

               1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

               2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

               3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

               4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

               5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified in Section IV.A.

               6. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

               7. PREEMPTIVE RIGHTS. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines set forth in Section IV above. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to effect the purposes of this Policy.

     - CMA shall use an independent, third-party vendor (currently Institutional Shareholder Services ("ISS")), to implement its proxy voting process as CMAs proxy voting agent. This retention is subject to CMA continuously assessing the vendor's independence from CMA and its affiliates, and the vendor's ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with CMA's proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor's other clients and the owners, officers or employees of any such firm, on the one hand, and CMA's clients, on the other hand. As means of performing this assessment, CMA will require various reports and notices from the vendor, as well as periodic audits of the vendor's voting record and other due diligence.

     - ISS shall provide proxy analysis and record keeping services in addition to voting proxies on behalf of CMA in accordance with this Policy.

     - On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in all accounts over which CMA has voting authority. Information regarding equity holdings for international portfolio shall be sent weekly.

     - ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be promptly noted and resolved by ISS, with notice to CMA.

     - Whenever a vote is solicited, ISS shall execute the vote according to CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section IV.A.

     - If ISS is not sure how to vote a particular proxy, then ISS will issue a request for voting instructions to CMA over a secure website. CMA personnel shall check this website regularly. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's understanding of the Voting Guidelines previously delivered to ISS. CMA shall promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

     - Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

     - ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

VI. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in CMA's Form ADV. Upon receipt of a Client's request for more information, CMA will provide to the Client a copy of this Policy and/or how CMA voted proxies for the Client pursuant to this Policy for up to a one-year period.

                      COLUMBIA HIGH YIELD OPPORTUNITY FUND
                                  (THE "FUND")

    SUPPLEMENT TO THE PROSPECTUSES DATED OCTOBER 1, 2004 (THE "PROSPECTUSES")

     The Prospectuses are hereby supplemented with the following information:

     1. The date on the front cover of each of the Prospectuses is revised to read "________________, 2005."

     2. The following sentence is added to the section entitled "Performance History":

     Year-to-date performance through ____________, 2005 for the following share classes of the Fund were as follows:

                                Class A --   ___%
                                Class Z --   ___%

     3. The information under the heading "For More Information - Investment Company Act file number" is revised as follows:

     Columbia Funds Series Trust I: 811-4367

          -    Columbia High Yield Opportunity Fund

     4. The paragraph "Distribution Options" under the heading "OTHER INFORMATION ABOUT YOUR ACCOUNT" is in its entirety as follows:

DISTRIBUTION OPTIONS The Fund declares any dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the date on which a purchase order is settled by payment. Shares stop earning dividends at the close of business on the day before the date on which a redemption order is settled. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

     5. As discussed in greater detail in earlier supplements, on March 15, 2004, Columbia Management Advisors, Inc. ("Columbia Management"), the Fund's adviser, and Columbia Funds Distributor, Inc. ("CFD") the distributor of the Fund's shares (collectively, "Columbia"), entered into agreements in principle with the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") to resolve the proceedings brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds.

On February 9, 2005, Columbia entered into an Assurance of Discontinuance with the NYAG (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order" and together, the "Settlements"). The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle.

Under the terms of the SEC Order, Columbia has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review Columbia's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the settlement amounts will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with Columbia and the Fund's independent trustees and not unacceptable to the staff of the SEC. More specific information on the distribution plan will be communicated at a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia Funds, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

A copy of the SEC Order will be available on the SEC's website at http://www.sec.gov. A copy of the NYAG Settlement will be available as part of the Bank of America Corporation Form 8-K filing on or about February 10, 2005.

     6. The Prospectuses are hereby supplemented with the following information relating to hypothetical investment and expense information:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

     The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Funds assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of fee waivers or expense reimbursements. Your actual costs may be higher or lower.

CLASS A

                               ANNUAL EXPENSE RATIO
                                      1.18%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR       EXPENSES           FEES AND EXPENSES    AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
 1           5.00%               $10,001.25                 3.82%                $ 9,888.85      $  589.54
 2          10.25%               $10,501.31                 7.79%                $10,266.61      $  118.92
 3          15.76%               $11,026.38                11.90%                $10,658.79      $  123.46
 4          21.55%               $11,577.70                16.18%                $11,065.96      $  128.18
 5          27.63%               $12,156.58                20.62%                $11,488.68      $  133.07
 6          34.01%               $12,764.41                25.22%                $11,927.55      $  138.16
 7          40.71%               $13,402.63                30.01%                $12,383.18      $  143.43
 8          47.75%               $14,072.76                34.97%                $12,856.22      $  148.91
 9          55.13%               $14,776.40                40.13%                $13,347.32      $  154.60
 10         62.89%               $15,515.22                45.48%                $13,857.19      $  160.51

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 5,990.22
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 4,332.19
TOTAL ANNUAL FEES
   AND EXPENSES                                                                                  $1,838.78

CLASS B

                             ANNUAL EXPENSE RATIO
                                      1.93%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR    ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER   FEES AND
YEAR       EXPENSES           FEES AND EXPENSES    AFTER FEES AND EXPENSES   FEES AND EXPENSES   EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
 1           5.00%               $10,500.00                 3.07%                $10,307.00      $  195.96
 2          10.25%               $11,025.00                 6.23%                $10,623.42      $  201.98
 3          15.76%               $11,576.25                 9.50%                $10,949.56      $  208.18
 4          21.55%               $12,155.06                12.86%                $11,285.72      $  214.57
 5          27.63%               $12,762.82                16.32%                $11,632.19      $  221.16
 6          34.01%               $13,400.96                19.89%                $11,989.30      $  227.95
 7          40.71%               $14,071.00                23.57%                $12,357.37      $  234.95
 8          47.75%               $14,774.55                27.37%                $12,736.74      $  242.16
 9          55.13%               $15,513.28                32.23%                $13,223.28      $  153.16
 10         62.89%               $16,288.95                37.28%                $13,728.41      $  159.01

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 6,288.95
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 3,728.41
TOTAL ANNUAL FEES AND
   EXPENSES                                                                                      $2,059.08

CLASS C

                               ANNUAL EXPENSE RATIO
                                      1.93%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR       EXPENSES           FEES AND EXPENSES    AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
 1           5.00%               $10,500.00                 3.07%                $10,307.00      $  195.96
 2          10.25%               $11,025.00                 6.23%                $10,623.42      $  201.98
 3          15.76%               $11,576.25                 9.50%                $10,949.56      $  208.18
 4          21.55%               $12,155.06                12.86%                $11,285.72      $  214.57
 5          27.63%               $12,762.82                16.32%                $11,632.19      $  221.16
 6          34.01%               $13,400.96                19.89%                $11,989.30      $  227.95
 7          40.71%               $14,071.00                23.57%                $12,357.37      $  234.95
 8          47.75%               $14,774.55                27.37%                $12,736.74      $  242.16
 9          55.13%               $15,513.28                31.28%                $13,127.76      $  249.59
 10         62.89%               $16,288.95                35.31%                $13,530.78      $  257.25

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 6,288.95
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 3,530.78
TOTAL ANNUAL FEES AND
   EXPENSES                                                                                      $2,253.75

CLASS Z

                               ANNUAL EXPENSE RATIO
                                      0.93%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
 1            5.00%              $10,500.00                  4.07%               $10,407.00      $   94.89
 2           10.25%              $11,025.00                  8.31%               $10,830.56      $   98.75
 3           15.76%              $11,576.25                 12.71%               $11,271.37      $  102.77
 4           21.55%              $12,155.06                 17.30%               $11,730.11      $  106.96
 5           27.63%              $12,762.82                 22.08%               $12,207.53      $  111.31
 6           34.01%              $13,400.96                 27.04%               $12,704.38      $  115.84
 7           40.71%              $14,071.00                 32.21%               $13,221.44      $  120.56
 8           47.75%              $14,774.55                 37.60%               $13,759.56      $  125.46
 9           55.13%              $15,513.28                 43.20%               $14,319.57      $  130.57
 10          62.89%              $16,288.95                 49.02%               $14,902.38      $  135.88

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $6,288.95
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 4,902.38
TOTAL ANNUAL FEES AND
   EXPENSES                                                                                      $1,142.99

     7. Columbia Funds Distributor, Inc. (the Funds' distributor) and Columbia Funds Services, Inc. (the Funds' transfer agent) will change their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.

     Sections 8 through 18 apply only to Classes A, B, and C of the Fund.

     8. The following language will replace in its entirety the disclosure under the heading "FUND POLICY ON TRADING OF FUND SHARES" in the Fund's Class A, B, and C Prospectus:

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

     9. Rule 12b-1 Plan is added to the beginning of the paragraph under the heading "DISTRIBUTION AND SERVICE FEES" in the Fund's Class A, B and C Prospectus and the following is added as a second category under this heading:

ADDITIONAL INTERMEDIARY COMPENSATION In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.

     10. The footnotes to the table entitled "Shareholder Fees" are revised to provide that the contingent deferred sales charge ("CDSC") applicable to Class A shares applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.

     11. The section entitled "Investment Minimums" is revised in its entirety as follows: The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Please see the Statement of Additional Information for more details on investment minimums.

     12. The call-out box entitled "Choosing a Share Class" is revised in its entirety as follows:

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B AND C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

     13. The table entitled "Class A Sales Charges" is replaced in its entirety as follows:

     For Fixed Income Funds (other than Columbia Money Market Fund and Columbia Municipal Money Market Fund):

CLASS A SALES CHARGES

                                    AS A % OF THE                     % OF OFFERING PRICE
                                       PUBLIC       AS A % OF YOUR   RETAINED BY FINANCIAL
AMOUNT PURCHASED                   OFFERING PRICE     INVESTMENT            ADVISOR
----------------                   --------------   --------------   ---------------------
Less than $50,000                       4.75             4.99                 4.25
$50,000 to less than $100,000           4.50             4.71                 4.00
$100,000 to less than $250,000          3.50             3.63                 3.00
$250,000 to less than $500,000          2.50             2.56                 2.25
$500,000 to less than $1,000,000        2.00             2.04                 1.75
$1,000,000 or more                      0.00             0.00                 0.00

     For Short-Intermediate Fixed Income Funds:

CLASS A SALES CHARGES

                                    AS A % OF THE                     % OF OFFERING PRICE
                                       PUBLIC       AS A % OF YOUR   RETAINED BY FINANCIAL
AMOUNT PURCHASED                   OFFERING PRICE     INVESTMENT            ADVISOR
----------------                   --------------   --------------   ---------------------
Less than $100,000                      3.25             3.36                 3.00
$100,000 to less than $250,000          2.50             2.56                 2.25
$250,000 to less than $500,000          2.00             2.04                 1.75
$500,000 to less than $1,000,000        1.50             1.52                 1.25
$1,000,000 or more                      0.00             0.00                 0.00

     For Short-Term Fixed Income Funds:

CLASS A SALES CHARGES

                                    AS A % OF THE                     % OF OFFERING PRICE
                                       PUBLIC       AS A % OF YOUR   RETAINED BY FINANCIAL
AMOUNT PURCHASED                   OFFERING PRICE     INVESTMENT            ADVISOR
----------------                   --------------   --------------   ---------------------
Less than $100,000                      1.00             1.01                 0.75
$100,000 to less than $250,000          0.75             0.76                 0.50
$250,000 to less than $1,000,000        0.50             0.50                 0.40
$1,000,000 or more                      0.00             0.00                 0.00

     14. The paragraph immediately following the table entitled "Class A Sales Charges" is revised in its entirety as follows:

Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

     15. For all Funds (other than Columbia Large Company Index Fund, Columbia Small Company Index Fund and Columbia U.S. Treasury Index Fund), the table entitled "Purchases Over $1 Million" for Class A shares is replaced in its entirety as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                      COMMISSION %
----------------                      ------------
Less than $3 million                      1.00
$3 million to less than $50 million       0.50
$50 million or more                       0.25

For certain group retirement plans, financial advisors will receive a 1% commission from the distributor on all purchases less than $3 million.

     16. The section entitled "Reduced Sales Charges for Larger Investments" is revised in its entirety as follows:

     A.   What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

     B.   What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

     -    Individual accounts

     -    Joint accounts

     -    Certain IRA accounts

     -    Certain trusts

     -    UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

     C.   How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

     D.   How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, though fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

     17. All disclosure related to Class B Sales Charges under the section entitled "Sales Charges" is revised in its entirety as follows:

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

Purchases of less than $50,000

CLASS B SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00

Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

     For Short-Intermediate Fixed Income Funds:

Purchases of less than $50,000

CLASS B SALES CHARGES


                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    3.00
Through second year                   3.00
Through third year                    2.00
Through fourth year                   1.00
Through fifth year                    0.00
Through sixth year                    0.00
Longer than six years                 0.00

Commission to financial advisors is 2.75%.

Automatic conversion to Class A shares occurs eight years after purchase.

     18. The instructions with respect to redemptions by systematic withdrawal plan in the table under the section "How to Sell Shares" are revised in their entirety as follows:

You may automatically sell a specified dollar amount or percentage of your account on a monthly, quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance requirement has been waived for wrap accounts. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

     Sections 19 through 21 of this supplement apply only to Class Z of the Fund.

     19. The following language will replace in its entirety the disclosure under the heading "FUND POLICY ON TRADING OF FUND SHARES" in the Fund's Class Z
Prospectus:

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

     20. The following section is added under the section "FUND POLICY ON TRADING OF FUND SHARES" in the Fund's Class Z Prospectus:

INTERMEDIARY COMPENSATION

The distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.

     21. The section entitled "Eligible Investors" in the Fund's Class Z Prospectus is revised in its entirety as follows:

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.

IMPORTANT THINGS TO CONSIDER WHEN DECIDING ON A CLASS OF SHARES:

Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.

Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by an intermediary. Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.

Eligible Investors and their applicable investment minimums are as follows:

No minimum initial investment

- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

- Any group retirement plan, including defined benefit and defined contribution plans such as: 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of a Fund's transfer agent;

- Any investor purchasing through a Columbia Management Group state tuition plan organized under Section 529 of the Internal Revenue Code; or

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

$1,000 minimum initial investment

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (CMD) (i) who holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by CMD;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by CMD;

- Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;

- Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $1,000 minimum investment requirement);

- Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; or

- Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.

The Funds reserve the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Funds also reserve the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

[Control #] __________                                         [Date] __________

      Columbia High Yield Opportunity Fund Prospectus, October 1, 2004

Class A, B and C Shares

Advised by Columbia Management Advisors, Inc.

TABLE OF CONTENTS

THE FUND                                  2

Investment Goals........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  2
Performance History.....................  4
Your Expenses...........................  6

YOUR ACCOUNT                              8

How to Buy Shares.......................  8
Sales Charges...........................  9
How to Exchange Shares.................. 13
How to Sell Shares...................... 14
Fund Policy on Trading of Fund Shares... 15
Distribution and Service Fees........... 15
Other Information About Your Account.... 16

MANAGING THE FUND                        18

Investment Advisor...................... 18
Portfolio Managers...................... 18

OTHER INVESTMENT
STRATEGIES AND RISKS                     19

FINANCIAL HIGHLIGHTS                     20

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC Insured May Lose Value
          No Bank Guarantee

The Fund

INVESTMENT GOALS

The Fund seeks high current income and total return.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment goals by investing at least 80% of its net assets (plus any borrowings for investment purposes) in lower-rated corporate debt securities. These securities are:

      -  rated BB through D by Standard & Poor's;

      -  rated Ba through C by Moody's Investors Service, Inc.;

      -  comparably rated by another nationally recognized rating service; or

      - unrated and believed by the Fund's investment advisor to be comparable in quality.

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.

The Fund also may invest in equity securities to seek capital appreciation. Equity securities include common stocks, preferred stocks, warrants and debt securities convertible into common stocks. Additionally, the Fund may invest in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued or supported by private entities, including corporate bonds, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Reinvestment risk is the risk that income from the Fund's debt securities will decline if and when the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Fund's portfolio.

Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also cause the Fund to receive taxable income, which could increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. For more information on the risks of derivative strategies, see the Statement of Additional Information.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Investment in emerging markets is subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

  UNDERSTANDING PERFORMANCE

  Calendar Year Total Returns
  show the Fund's Class A share
  performance for each of the
  last ten complete calendar
  years. They include the effects
  of Fund expenses, but not the
  effects of sales charges. If
  sales charges were included,
  these returns would be lower.

  Average Annual Total Returns
  are a measure of the Fund's
  average performance over the
  past one-year, five-year and
  ten-year periods. The table
  shows the returns of each share
  class and includes the effects
  of both Fund expenses and
  current sales charges. Class B
  share returns do not reflect
  Class A share returns after
  conversion of Class B shares to
  Class A shares (see the section
  "Your Account -- Sales
  Charges").

  The Fund's returns are compared
  to the CS First Boston High

  Yield Index (CS First Boston
  Index), an unmanaged index that
  tracks the performance of
  high-yield bonds. The Fund's
  returns are also compared to
  the JP Morgan Global High Yield
  Index (JP Morgan Index), which
  is designed to mirror the
  investible universe of the U.S.
  dollar global high-yield
  corporate debt market,
  including domestic and
  international issues. Unlike
  the Fund, indices are not
  investments, do not incur fees,
  expenses or taxes and are not
  professionally managed. The
  Fund's returns are also
  compared to the average return
  of the funds included in the
  Lipper High Current Yield Funds
  Category (Lipper Average), as
  calculated by Lipper, Inc. This
  category is composed of funds
  with investment objectives
  similar to those of the Fund.
  Sales charges are not reflected
  in the Lipper Average.

Calendar Year Total Returns (Class A)

                                     [CHART]

 1994    1995   1996    1997    1998    1999    2000     2001    2002     2003
------  ------ ------  ------   -----   -----  ------   ------  ------   ------
-0.35%  17.63% 12.20%  13.87%   2.17%   6.17%  -10.28%  -2.78%  -4.27%   25.67%

The Class's year-to-date total return through For the periods shown in bar chart:

June 30, 2004 was +1.60%.                Best quarter: 2nd quarter 2003, +8.44%
                                         Worst quarter: 4th quarter 2000, -7.93%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 Average Annual Total Returns -- for periods ended December 31, 2003

                                                               1 Year 5 Years   10 Years
Class A (%)
  Return Before Taxes                                          19.70    1.19    4.96
  Return After Taxes on Distributions                          16.47   -2.40    1.25
  Return After Taxes on Distributions and Sale of Fund Shares  12.59   -1.24    1.88

Class B (%)
  Return Before Taxes                                          19.75    1.16    4.69
  Return After Taxes on Distributions                          16.70   -2.22    1.27
  Return After Taxes on Distributions and Sale of Fund Shares  12.64   -1.12    1.85

Class C (%)
  Return Before Taxes                                          23.94    1.58    4.79/(1)/
  Return After Taxes on Distributions                          20.82   -1.83    1.34/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares  15.35   -0.78    1.91/(1)/

CS First Boston Index (%)                                      27.94    6.44    7.30

JP Morgan Index (%)                                            27.50    5.99    7.44

Lipper Average (%)                                             24.30    3.56    4.97

(1) Class C is a newer class of shares. Its performance information includes returns of the Fund's Class B shares for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class B shares and the newer class of shares. Class A shares were initially offered on October 21, 1971, Class B shares were initially offered on June 8, 1992, and Class C shares were initially offered on January 15, 1996.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

            UNDERSTANDING EXPENSES

            Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

            Annual Fund Operating Expenses are paid by the Fund. They include management fees, 12b-1 fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

            Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

            -     $10,000 initial investment

            -     5% total return for each year

            -     Fund operating expenses remain the same

            -     Reinvestment of all dividends and distributions

            -     Class B shares convert to Class A shares after eight years

Shareholder Fees/(1)/ (paid directly from your investment)

                                                                          Class A    Class B    Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                  4.75         0.00       0.00

Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)    1.00/(2)/    5.00       1.00

Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                          /(3)/        /(3)/      /(3)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3)   There is a $7.50 charge for wiring sale proceeds to your bank.

Annual Fund Operating Expenses (deducted directly from Fund assets)

                                               Class A  Class B  Class C
Management fee (%)                              0.60     0.60    0.60

Distribution and service (12b-1) fees (%)       0.25     1.00    1.00/(1)/

Other expenses /(2)/ (%)                        0.33     0.33    0.33

Total annual fund operating expenses /(2)/ (%)  1.18     1.93    1.93/(1)/

(1) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table the 12b-1 fee for Class C shares would be 0.85% and total annual fund operating expenses for Class C shares would be 1.77% (taking into account the fee reimbursement discussed in footnote (2) below). This arrangement may be modified or terminated by the distributor at any time.

(2) The Fund's advisor has voluntarily agreed to reimburse the Fund for certain expenses so that the transfer agency fees will not exceed 0.23%. If this reimbursement were reflected in the table, the other expenses for each share class would be 0.32% and total annual fund operating expenses for Class A, B and C shares would be 1.17%, 1.92% and 1.77%, respectively (taking into account the 12b-1 fee waiver discussed in footnote (1) above). This arrangement may be modified or terminated by the advisor at any time.

Example Expenses (your actual costs may be higher or lower)

Class                             1 Year  3 Years  5 Years  10 Years
Class A                            $590    $832    $1,093    $1,839

Class B: did not sell your shares  $196    $606    $1,042    $2,059
         sold all your shares at
         the end of the period     $696    $906    $1,242    $2,059

Class C: did not sell your shares  $196    $606    $1,042    $2,254
         sold all your shares at
         the end of the period     $296    $606    $1,042    $2,254

Your Account

HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

INVESTMENT MINIMUMS

Initial Investment............ $1,000
Subsequent Investments........ $   50
Automatic Investment Plan*.... $   50
Retirement Plan*.............. $   25

* The initial investment minimum of $1,000 is waived on these plans. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

      Outlined below are the various options for buying shares:

Method             Instructions

Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York
                   Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

By check           For new accounts, send a completed application and check made
(new account)      payable to the Fund to the transfer agent, Columbia Funds
                   Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                   Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By exchange        You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for shares of the same class of the Fund at no additional cost.
                   There may be an additional sales charge if exchanging from a money market fund. To exchange by telephone, call
                   1-800-422-3737.

By wire You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 for wiring instructions.

By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. There may be an additional sales charge if exchanging from a money market fund. Be sure to complete the appropriate section of the account application for this feature.

By dividend        You may automatically invest dividends distributed by another
diversification    fund into the same class of shares (and, in some cases,
                   certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if exchanging from a money market fund. To invest your dividends in the Fund, call 1-800-345-6611.

SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.

  CHOOSING A SHARE CLASS

  The Fund offers three classes
  of shares in this prospectus --
  Class A, B and C. Each share
  class has its own sales charge
  and expense structure.
  Determining which share class
  is best for you depends on the
  dollar amount you are investing
  and the number of years for
  which you are willing to
  invest. If your financial
  advisor does not participate in
  the Class B discount program,
  purchases of $250,000 or more
  but less than $1 million can be
  made only in Class A or Class C
  shares. Purchases of $1 million
  or more can be made only in
  Class A shares. Based on your
  personal situation, your
  financial advisor can help you
  decide which class of shares
  makes the most sense for you.

  The Fund also offers an
  additional class of shares,
  Class Z shares, exclusively to
  certain institutional and other
  investors. Class Z shares are
  made available through a
  separate prospectus provided to
  eligible institutional and
  other investors.

Class A shares Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

 Class A Sales Charges

                                 As a % of            % of offering
                                    the                   price
                                  public   As a % of   retained by
                                 offering     your      financial
Amount purchased                   price   investment    advisor
Less than $50,000                  4.75       4.99        4.25

$50,000 to less than $100,000      4.50       4.71        4.00

$100,000 to less than $250,000     3.50       3.63        3.00

$250,000 to less than $500,000     2.50       2.56        2.00

$500,000 to less than $1,000,000   2.00       2.04        1.75

$1,000,000 or more                 0.00       0.00        0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

 Purchases Over $1 Million

Amount purchased                    Commission %
Less than $3 million                    1.00

$3 million to less than $5 million      0.80

$5 million to less than $25 million     0.50

$25 million or more                     0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

      UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

      Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.

Reduced Sales Charges for Larger Investments.

A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

Rights of Accumulation. The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

Statement of Intent. You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.

B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

      -  Individual accounts

      -  Joint accounts

      -  Certain IRA accounts

      -  Certain trusts

      -  UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.

C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depends on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.

D. How can I obtain more information about breakpoint discounts?

Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

Class B shares Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

Purchases of less than $250,000:

 Class B Sales Charges

                               % deducted when
Holding period after purchase  shares are sold
Through first year                 5.00

Through second year                4.00

Through third year                 3.00

Through fourth year                3.00

Through fifth year                 2.00

Through sixth year                 1.00

Longer than six years              0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the period during which a CDSC would apply when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation (as described above) apply, so that if the combined value of the eligible Fund accounts in all classes maintained by you and each member of your immediate family (as defined above), together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to a lower CDSC and the applicable reduced holding period, provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. This Class B share discount program for larger purchases (as further described in the charts below) is not applicable to Class B shares received by former Galaxy Fund Prime B shareholders in connection with the reorganization of the former Galaxy Fund.

Purchases of $250,000 to less than $500,000:

 Class B Sales Charges

                               % deducted when
Holding period after purchase  shares are sold
Through first year                  3.00

Through second year                 2.00

Through third year                  1.00

Longer than three years             0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

Purchases of $500,000 to less than $1 million:

 Class B Sales Charges

                               % deducted when
Holding period after purchase  shares are sold
Through first year                3.00

Through second year               2.00

Through third year                1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase. If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or to a financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

Class C shares Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

 Class C Sales Charges

                               % deducted when
Holding period after purchase  shares are sold
Through first year                  1.00

Longer than one year                0.00

HOW TO EXCHANGE SHARES

You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

Outlined below are the various options for selling shares:

Method             Instructions

Through your       You may call your financial advisor to place your sell order.
financial advisor  To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time.
                   Your financial advisor may charge you fees for executing a redemption for you.

By exchange        You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at no additional cost. To exchange by telephone, call
                   1-800-422-3737.

By telephone       You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days.
                   The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts.
                   For details, call 1-800-799-7526.

By mail You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                   Mail your letter of instruction to Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

By systematic      You may automatically sell a specified dollar amount or
withdrawal plan    percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                   Be sure to complete the appropriate section of the account application for this feature.

By electronic You may sell shares of the Fund and request that the proceeds funds transfer be electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES

Purchases and Exchanges Should be Made for Investment Purposes Only Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. The Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in the Fund. However, as discussed below, the Fund cannot ensure that all such activity can be identified or terminated.

Right to Reject or Restrict Orders and Close Accounts The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when the Fund believes it is in its shareholders' best interest. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. The Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.

Limitations on the Ability to Identify or to Terminate Frequent Trading There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In particular, a substantial portion of purchase, redemption and exchange orders are received from omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on the Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by the Fund and its agents are not anticipated to identify all frequent trading.

DISTRIBUTION AND SERVICE FEES

The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A,

Class B and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.60% annually. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedules applicable to Class B shares.

OTHER INFORMATION ABOUT YOUR ACCOUNT

How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

  Dividends       Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.

  Capital gains   Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

  UNDERSTANDING FUND DISTRIBUTIONS

  The Fund may earn income from
  the securities it holds. The
  Fund also may realize capital
  gains or losses on sales of its
  securities. The Fund
  distributes substantially all
  of its net investment income
  and capital gains to
  shareholders. As a shareholder,
  you are entitled to a portion
  of the Fund's income and
  capital gains based on the
  number of shares you own at the
  time these distributions are
  declared.

Distribution Options The Fund declares any dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the day the shares are purchased. Shares stop earning dividends at the close of business on the day before redemption. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund. Distribution Options

      Reinvest all distributions in additional shares of your current fund

      Reinvest all distributions in shares of another fund

      Receive dividends in cash (see options below) and reinvest capital gains

      Receive all distributions in cash (with one of the following options):

      -     send the check to your address of record

      -     send the check to a third party address

      -     transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

Managing the Fund

INVESTMENT ADVISOR

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including pricing and bookkeeping and other fees paid to Columbia Management by the Fund, amounted to 0.60% of average daily net assets of the Fund.

PORTFOLIO MANAGERS

Kevin L. Cronk, a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since February, 2003. Mr. Cronk has been associated with Columbia Management or its predecessors since August, 1999.

Thomas A. LaPointe, a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since February, 2003. Mr. LaPointe has been associated with Columbia Management or its predecessors since February, 1999.

                      Other Investment Strategies and Risks

The Fund's principal investment strategies and their associated risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goals. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or any of its investment strategies.

ZERO COUPON BONDS

Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount. The value of these securities may fluctuate more than the value of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund and distributed to its shareholders.

TEMPORARY DEFENSIVE STRATEGIES

At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from June 1 to May 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

The Fund

                                                 Year ended     Period ended
                                                   May 31,         May 31,                    Year ended December 31,
                                                    2004          2003/(a)/       2002           2001          2000
                                                  Class A         Class A        Class A        Class A       Class A
                                                ------------   --------------- ------------ ------------    ------------
Net asset value --
Beginning of period ($)                            4.30           4.01            4.62         5.30            6.55

Income from Investment Operations ($):

  Net investment income                            0.35/(b)/      0.14/(b)/       0.34/(b)/    0.52/(b)(c)/    0.61/(d)/
  Net realized and unrealized gain (loss)
   on investments and foreign currency             0.21           0.30           (0.53)       (0.65)/(c)/     (1.24)

 Total from Investment Operations                  0.56           0.44           (0.19)       (0.13)          (0.63)

Less Distributions Declared
to Shareholders ($):
  From net investment income                      (0.32)         (0.15)          (0.39)       (0.51)          (0.62)
  Return of capital                                  --             --           (0.03)       (0.04)             --

 Total Distributions Declared to Shareholders     (0.32)         (0.15)          (0.42)       (0.55)          (0.62)

Net asset value --
End of period ($)                                  4.54           4.30            4.01         4.62            5.30

 Total return (%)/(e)/                            13.30/(f)/     11.01/(f)(g)/   (4.27)       (2.78)         (10.28)

Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(h)/                                    1.19           1.29/(i)/       1.31         1.22            1.16
  Net investment income/(h)/                       7.65           8.24/(i)/       7.92        10.34/(c)/      10.00
  Waiver/reimbursement                             0.01             --/(i)(j)/      --           --              --
 Portfolio turnover rate (%)                         75             45/(g)/         63           62              28
 Net assets, end of period (000's) ($)          325,658        376,944         361,780      369,043         390,917

                                                  1999
                                                 Class A
                                               ------------
Net asset value --
Beginning of period ($)                           6.76

Income from Investment Operations ($):
  Net investment income                           0.60/(d)/
  Net realized and unrealized gain (loss)
   on investments and foreign currency           (0.20)

 Total from Investment Operations                 0.40

Less Distributions Declared
to Shareholders ($):
  From net investment income                     (0.61)
  Return of capital                                 --

 Total Distributions Declared to Shareholders    (0.61)

Net asset value --
End of period ($)                                 6.55

 Total return (%)/(e)/                            6.17

Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(h)/                                   1.21
  Net investment income/(h)/                      9.02
  Waiver/reimbursement                              --
 Portfolio turnover rate (%)                        42
 Net assets, end of period (000's) ($)         540,201

(a)   The Fund changed its fiscal year end from December 31 to May 31.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.05, decrease net realized and unrealized loss per share by $0.05 and increase the ratio of net investment income to average net assets from 9.76% to 10.34%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(d) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the investment advisor not waived a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

(j)   Rounds to less than 0.01%.


                                                 Year ended     Period ended
                                                   May 31,         May 31,                    Year ended December 31,
                                                    2004          2003/(a)/       2002         2001            2000
                                                   Class B         Class B       Class B      Class B         Class B
                                                ------------   --------------- ------------ ------------    ------------
Net asset value --
Beginning of period ($)                            4.30           4.01            4.62         5.30            6.55
-------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations ($):
  Net investment income                            0.31/(b)/      0.13/(b)/       0.31/(b)/    0.48/(b)(c)/    0.56/(d)/
  Net realized and unrealized gain (loss)
   on investments and foreign currency             0.22           0.29           (0.54)       (0.65)/(c)/     (1.24)
-------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                  0.53           0.42           (0.23)       (0.17)          (0.68)
-------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
to Shareholders ($):
  From net investment income                      (0.29)         (0.13)          (0.35)       (0.47)          (0.57)
  Return of capital                                  --             --           (0.03)       (0.04)             --
-------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to Shareholders     (0.29)         (0.13)          (0.38)       (0.51)          (0.57)
-------------------------------------------------------------------------------------------------------------------------
Net asset value --
End of period ($)                                  4.54           4.30            4.01         4.62            5.30
-------------------------------------------------------------------------------------------------------------------------
 Total return (%)/(e)/                            12.46/(f)/     10.67/(f)(g)/   (4.99)       (3.51)         (10.96)
-------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(h)/                                    1.94           2.04/(i)/       2.06         1.97            1.91
  Net investment income/(h)/                       6.90           7.49/(i)/       7.17         9.59/(c)/       9.25
  Waiver/reimbursement                             0.01             --/(i)(j)/      --           --              --
 Portfolio turnover rate (%)                         75             45/(g)/         63           62              28
 Net assets, end of period (000's) ($)          252,415        305,021         280,220      350,464         433,949

                                                  1999
                                                 Class B
                                               ------------
Net asset value --
Beginning of period ($)                           6.76

Income from Investment Operations ($):
  Net investment income                           0.55/(d)/
  Net realized and unrealized gain (loss)
   on investments and foreign currency           (0.20)

 Total from Investment Operations                 0.35

Less Distributions Declared
to Shareholders ($):
  From net investment income                     (0.56)

  Return of capital                                 --

 Total Distributions Declared to Shareholders    (0.56)

Net asset value --
End of period ($)                                 6.55

 Total return (%)/(e)/                            5.38

Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(h)/                                   1.96
  Net investment income/(h)/                      8.27
  Waiver/reimbursement                              --
 Portfolio turnover rate (%)                        42
 Net assets, end of period (000's) ($)         627,057

(a)   The Fund changed its fiscal year end from December 31 to May 31.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.05, decrease net realized and unrealized loss per share by $0.05 and increase the ratio of net investment income to average net assets from 9.02% to 9.59%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(d) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the investment advisor not waived a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

(j)   Rounds to less than 0.01%.

                                                 Year ended    Period ended
                                                   May 31,         May 31,                Year ended December 31,
                                                     2004        2003/(a)/     2002         2001          2000        1999
                                                   Class C        Class C     Class C      Class C       Class C     Class C
                                                 -----------   ------------ ----------- -------------- ----------- -----------
Net asset value --
Beginning of period ($)                            4.30           4.01        4.62        5.30           6.55        6.76

Income from Investment Operations ($):
  Net investment income                            0.32/(b)/      0.13/(b)/   0.31/(b)/   0.49/(b)(c)/   0.57/(d)/   0.56/(d)/
  Net realized and unrealized gain (loss)
   on investments and foreign currency             0.21           0.29       (0.53)      (0.65)/(c)/    (1.24)      (0.20)

 Total from Investment Operations                  0.53           0.42       (0.22)      (0.16)         (0.67)       0.36

Less Distributions Declared
to Shareholders ($):
  From net Investment income                      (0.29)         (0.13)      (0.36)      (0.48)         (0.58)      (0.57)
  Return of capital                                  --             --       (0.03)      (0.04)            --          --

 Total Distributions Declared to Shareholders     (0.29)         (0.13)      (0.39)      (0.52)         (0.58)      (0.57)

Net asset value --
End of period ($)                                  4.54           4.30        4.01        4.62           5.30        6.55

 Total return (%)/(e)(f)/                         12.63          10.74/(g)/  (4.85)      (3.37)        (10.78)       5.54

Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(h)/                                    1.79           1.89/(i)/   1.91        1.82           1.76        1.81
  Net investment income/(h)/                       7.05           7.64/(i)/   7.32        9.74/(c)/      9.40        8.42
  Waiver/reimbursement                             0.16           0.15/(i)/   0.15        0.15           0.15        0.15
 Portfolio turnover rate (%)                         75             45/(g)/     63          62             28          42
 Net assets, end of period (000's) ($)           46,322         51,471      46,568      52,122         48,904      56,068

(a)   The Fund changed its fiscal year end from December 31 to May 31.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.05, decrease net realized and unrealized loss per share by $0.05 and increase the ratio of net investment income to average net assets from 9.16% to 9.74%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(d) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the investment advisor and/or distributor not waived a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

Notes
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FOR MORE INFORMATION

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year. You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:
Public Reference Room Securities and Exchange Commission Washington, DC
20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Columbia Funds Trust I: 811-2214

-  Columbia High Yield Opportunity Fund

[LOGO] ColumbiaFunds

      A Member of Columbia Management Group

      (C)2004 Columbia Funds Distributor, Inc.
      One Financial Center, Boston, MA 02111-2621
      800.426.3750 www.columbiafunds.com

                                                                730-01/750S-0804

Columbia High Yield Opportunity Fund Prospectus, October 1, 2004

Class Z Shares

Advised by Columbia Management Advisors, Inc.

TABLE OF CONTENTS

THE FUND                                  2

Investment Goals........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  2
Performance History.....................  4
Your Expenses...........................  6

YOUR ACCOUNT                              7

How to Buy Shares.......................  7
Eligible Investors......................  8
Sales Charges...........................  9
How to Exchange Shares..................  9
How to Sell Shares......................  9
Fund Policy on Trading of Fund Shares... 10
Other Information About Your Account.... 11

MANAGING THE FUND                        13

Investment Advisor...................... 13
Portfolio Managers...................... 13

OTHER INVESTMENT

STRATEGIES AND RISKS                     14

FINANCIAL HIGHLIGHTS                     15

Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC Insured May Lose Value
               No Bank Guarantee

The Fund

INVESTMENT GOALS

- The Fund seeks high current income and total return.

PRINCIPAL INVESTMENT STRATEGIES

- The Fund pursues its investment goals by investing at least 80% of its net assets (plus any borrowings for investment purposes) in lower-rated corporate debt securities. These securities are:

      -     rated BB through D by Standard & Poor's;

      -     rated Ba through C by Moody's Investors Service, Inc.;

      -     comparably rated by another nationally recognized rating service; or

      - unrated and believed by the Fund's investment advisor to be comparable in quality.

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.

The Fund also may invest in equity securities to seek capital appreciation. Equity securities include common stocks, preferred stocks, warrants and debt securities convertible into common stocks. Additionally, the Fund may invest in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS

- The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued or supported by private entities, including corporate bonds, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Reinvestment risk is the risk that income from the Fund's debt securities will decline if and when the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Fund's portfolio.

Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also cause the Fund to receive taxable income, which could increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. For more information on the risks of derivative strategies, see the Statement of Additional Information.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Investment in emerging markets is subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of broad measures of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

      UNDERSTANDING PERFORMANCE

      Calendar Year Total Returns show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

      Average Annual Total Returns are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses./(1)/

      The Fund's returns are compared to the CS First Boston High Yield Index (CS First Boston Index), an unmanaged index that tracks the performance of high-yield bonds. The Fund's returns are also compared to the JP Morgan Global High Yield Index (JP Morgan Index), which is designed to mirror the investible universe of the U.S. dollar global high-yield corporate debt market, including domestic and international issues. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. The Fund's returns are also compared to the average return of the funds included in the Lipper High Current Yield Funds Category (Lipper Average), as calculated by Lipper, Inc. This category is composed of funds with investment objectives similar to those of the Fund. Sales charges are not reflected in the Lipper Average.

(1) Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without sales charges. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been higher, since Class Z shares are not subject to any Rule 12b-1 fees. Class A shares were initially offered on October 21, 1971, and Class Z shares were initially offered on January 8, 1999.

 Calendar Year Total Returns (Class Z)/(1)/

                                    [CHART]

 1994    1995    1996    1997    1998    1999    2000    2001    2002    2003
------  ------  ------  ------  ------  ------  ------  ------  ------  ------
0.35%   17.63%  12.20%  13.87%   2.17%   6.42%  -10.06%  -2.53%  -4.03% 25.98%

The Class's year-to-date total return through For the periods shown in bar chart:
June 30, 2004 was +1.73%.                     Best quarter: 2nd quarter 2003, +8.51%
                                              Worst quarter: 4th quarter 2000, -7.88%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 Average Annual Total Returns -- for periods ended December 31, 2003

                                                               1 Year  5 Years    10 Years
                                                               ------  -------    --------
Class Z (%)
  Return Before Taxes                                          25.98    2.43/(1)/   5.61/(1)/
  Return After Taxes on Distributions                          22.48   -1.32/(1)/   1.82/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares  16.65   -0.29/(1)/   2.38/(1)/
                                                               -----   -----        ----
CS First Boston Index (%)                                      27.94    6.44        7.30
                                                               -----   -----        ----
JP Morgan Index (%)                                            27.50    5.99        7.44
                                                               -----   -----        ----
Lipper Average (%)                                             24.30    3.56        4.97

(1) Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without sales charges. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been higher, since Class Z shares are not subject to any Rule 12b-1 fees. Class A shares were initially offered on October 21, 1971, and Class Z shares were initially offered on January 8, 1999.

YOUR EXPENSES

- Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

      UNDERSTANDING EXPENSES

      Annual Fund Operating Expenses are paid by the Fund. They include management fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

      Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

      -     $10,000 initial investment

      -     5% total return for each year

      -     Fund operating expenses remain the same

      -     Reinvestment of all dividends and distributions

Shareholder Fees/(1)/ (paid directly from your investment)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                         0.00
                                                                                ----
Maximum deferred sales charge (load) on redemptions (%) (as a percentage of
the lesser of purchase price or redemption price)                               0.00
                                                                                ----
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                             /(2)/
                                                                                ----

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)   There is a $7.50 charge for wiring sale proceeds to your bank.

Annual Fund Operating Expenses (deducted directly from Fund assets)

Management fee (%)                              0.60
Distribution and service (12b-1) fees (%)       0.00
Other expenses /(1)/ (%)                        0.33
                                                ----
Total annual fund operating expenses /(1)/ (%)  0.93

(1) The Fund's advisor has voluntarily agreed to reimburse the Fund for certain expenses so that the transfer agency fees will not exceed 0.23%. If this reimbursement were reflected in the table, the other expenses for Class Z shares would be 0.32% and total annual fund operating expenses for Class Z shares would be 0.92%. This arrangement may be modified or terminated by the advisor at any time.

Example Expenses (your actual costs may be higher or lower)

1 Year  3 Years  5 Years  10 Years
------  -------  -------  --------
 $95     $296     $515     $1,143

Your Account

HOW TO BUY SHARES

When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with Columbia Funds Services, Inc. or your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

 Outlined below are the various options for buying shares:

Method             Instructions

Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York
                   Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

By check           For new accounts, send a completed application and check
(new account)      made payable to the Fund and mailed to Columbia Funds
                   Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund and mailed to Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                   02266-8081.

By exchange        You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for shares of the same class of the Fund at no additional cost.
                   To exchange by telephone, call 1-800-422-3737. Please see
                   "How to Exchange Shares" for more information.

By wire You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 for wiring instructions.

By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.

By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.

ELIGIBLE INVESTORS

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

      - Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by Columbia Funds Distributor, Inc.;

      - Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Funds Distributor, Inc.; and

      - Any employee (or family member of an employee) of former FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment

      - Clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and

      - Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

      - Any client of Fleet National Bank or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet National Bank or the subsidiary);

      - A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from Columbia Funds Distributor, Inc. or through a third-party broker-dealer;

      - Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

      - Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

SALES CHARGES

- Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

      CHOOSING A SHARE CLASS

      The Fund offers one class of shares in this prospectus -- Class Z.

      The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

HOW TO EXCHANGE SHARES

You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES

You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

 Outlined below are the various options for selling shares:

Method             Instructions

Through your       You may call your financial advisor to place your sell order.
financial advisor  To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time.
                   Your financial advisor may charge you fees for executing a redemption for you.

By exchange        You or your financial advisor may sell shares of the Fund by exchanging from the Fund into Class Z shares or Class A shares (only if Class Z is not offered) of another fund distributed by Columbia Funds Distributor, Inc. at no additional cost. To exchange by telephone, call
                   1-800-422-3737.

By telephone       You or your financial advisor may sell shares of the Fund
                   by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.

By mail You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                   Mail your letter of instruction to Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

By systematic      You may automatically sell a specified dollar amount or
withdrawal plan    percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

By electronic      You may sell shares of the Fund and request that the funds transfer proceeds  be electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES

Purchases and Exchanges Should be Made for Investment Purposes Only Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. The Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in the Fund. However, as discussed below, the Fund cannot ensure that all such activity can be identified or terminated.

Right to Reject or Restrict Orders and Close Accounts The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when the Fund believes it is in its shareholders' best interest. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. The Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.

Limitations on the Ability to Identify or to Terminate Frequent Trading There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In particular, a substantial portion of purchase, redemption and exchange orders are received from omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on the Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by the Fund and its agents are not anticipated to identify all frequent trading.

OTHER INFORMATION ABOUT YOUR ACCOUNT

How the Fund's Share Price is Determined The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for Class Z shares.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

   Dividends       Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.

   Capital gains   Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

      UNDERSTANDING FUND DISTRIBUTIONS

      The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Distribution Options The Fund declares any dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the day the shares are purchased. Shares stop earning dividends at the close of business on the day before redemption. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

 Distribution Options

 Reinvest all distributions in additional shares of your current fund

 Reinvest all distributions in shares of another fund

 Receive dividends in cash (see options below) and reinvest capital gains

 Receive all distributions in cash (with one of the following options):

  -  send the check to your address of record

  -  send the check to a third party address

  -  transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.\

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

Managing the Fund

INVESTMENT ADVISOR

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation.

Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including pricing and bookkeeping and other fees paid to Columbia Management by the Fund, amounted to 0.60% of average daily net assets of the Fund.

PORTFOLIO MANAGERS

Kevin L. Cronk, a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since February, 2003. Mr. Cronk has been associated with Columbia Management or its predecessors since August, 1999.

Thomas A. LaPointe, a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since February, 2003. Mr. LaPointe has been associated with Columbia Management or its predecessors since February, 1999.

Other Investment Strategies and Risks

The Fund's principal investment strategies and their associated risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goals. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or any of its investment strategies.

ZERO COUPON BONDS

Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount. The value of these securities may fluctuate more than the value of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund and distributed to its shareholders.

TEMPORARY DEFENSIVE STRATEGIES

At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the last five fiscal years, which run from June 1 to May 31, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

 The Fund

                                                Year ended     Period ended
                                                 May 31,         May 31,                     Year ended December 31,
                                                   2004         2003/(a)/          2002          2001          2000
                                                 Class Z         Class Z          Class Z       Class Z       Class Z
                                                -----------    --------------   -----------  -------------  -----------
Net asset value --
Beginning of period ($)                           4.30           4.01             4.62        5.30            6.55
                                                ------         ------           ------       -----          ------
Income from Investment Operations ($):
  Net investment income                           0.36/(c)/      0.15/(c)/        0.33/(c)/   0.53/(c)(d)/    0.62/(e)/
  Net realized and unrealized gain (loss)
   on investments and foreign currency            0.21           0.29            (0.51)      (0.65)/(d)/     (1.24)
                                                ------         ------           ------       -----          ------
 Total from Investment Operations                 0.57           0.44            (0.18)      (0.12)          (0.62)
                                                ------         ------           ------       -----          ------
Less Distributions Declared
to Shareholders ($):
  From net investment income                     (0.33)         (0.15)           (0.40)      (0.52)          (0.63)
  Return of capital                                 --             --            (0.03)      (0.04)             --
                                                ------         ------           ------       -----          ------
 Total Distributions Declared to Shareholders    (0.33)         (0.15)           (0.43)      (0.56)          (0.63)
                                                ------         ------           ------       -----          ------
Net asset value --
End of period ($)                                 4.54           4.30             4.01        4.62            5.30
                                                ------         ------           ------       -----          ------
 Total return (%)/(f)/                           13.58/(g)/     11.12/(g)(h)/    (4.03)      (2.53)         (10.06)
                                                ------         ------           ------       -----          ------
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(i)/                                   0.94           1.04/(j)/        1.06        0.97            0.91
  Net investment income/(i)/                      7.92           8.49/(j)/        8.17       10.59/(d)/      10.25
  Waiver/reimbursement                            0.01             --/(j)(k)/       --          --              --
 Portfolio turnover rate (%)                        75             45/(h)/          63          62              28
 Net assets, end of period (000's) ($)          14,194         45,803           35,541       1,978             566

                                                1999/(b)/
                                                 Class Z
                                                --------
 Net asset value --
 Beginning of period ($)                          6.79
                                                  ----
 Income from Investment Operations ($):
   Net investment income                          0.60/(e)/
   Net realized and unrealized gain (loss)
    on investments and foreign currency          (0.23)
                                                  ----
  Total from Investment Operations                0.37
                                                  ----
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                    (0.61)
   Return of capital                                --
                                                  ----
  Total Distributions Declared to Shareholders   (0.61)
                                                  ----
 Net asset value --
 End of period ($)                                6.55
                                                  ----
  Total return (%)/(f)/                           5.83/(h)/
                                                  ----
 Ratios to Average Net Assets/
 Supplemental Data (%):
   Expenses/(i)/                                  0.95/(j)/
   Net investment income/(i)/                     9.22/(j)/
   Waiver/reimbursement                             --
  Portfolio turnover rate (%)                       42
  Net assets, end of period (000's) ($)            418

(a)   The Fund changed its fiscal year end from December 31 to May 31.

(b) Class Z shares were initially offered on January 8, 1999. Per share data and total returns reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001, was to increase net investment income per share by $0.05, decrease net realized and unrealized loss per share by $0.05 and increase the ratio of net investment income to average net assets from 10.01% to 10.59%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(e) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.

(f)   Total return at net asset value assuming all distributions reinvested.

(g) Had the investment advisor not waived a portion of expenses, total return would have been reduced.

(h)   Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

(k)   Rounds to less than 0.01%.

FOR MORE INFORMATION

- Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Columbia Funds Trust I: 811-2214

-     Columbia High Yield Opportunity Fund

[LOGO] ColumbiaFunds

       A Member of Columbia Management Group

       (C)2004 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com


                                                              730-01 / 751S-0804

                      COLUMBIA HIGH YIELD OPPORTUNITY FUND
                         COLUMBIA STRATEGIC INCOME FUND
                    SERIES OF COLUMBIA FUNDS SERIES TRUST I
                      STATEMENT OF ADDITIONAL INFORMATION
                             ________________, 2005

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of Columbia High Yield Opportunity Fund and Columbia Strategic Income Fund (each a Fund and, collectively, the Funds). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the relevant Prospectus of the Funds dated _______________. This SAI should be read together with the Prospectuses and the most recent Annual Reports dated May 31, 2005 of the Columbia High Yield Opportunity Fund and Columbia Strategic Income Fund, each a series of Columbia Funds Trust I and predecessor to each Fund (each, a Predecessor Fund and, collectively, the Predecessor Funds). Investors may obtain a free copy of the relevant Prospectus and Annual Report from Columbia Management Distributor, Inc. (CMD), One Financial Center, Boston, MA 02111-2621 or by calling 1-800-426-3750. The financial statements and Report of Independent Registered Public Accounting Firm appearing in each Predecessor Fund's May 31, 2005 Annual Report are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by CMD generally and additional information about certain securities and investment techniques described in the Funds' Prospectuses.

TABLE OF CONTENTS

PART 1                                                                          PAGE
Definitions                                                                       b
Organization and History                                                          b
Investment Goals and Policies                                                     b
Fundamental Investment Policies                                                   b
Other Investment Policies                                                         c
Portfolio Turnover                                                                d
Fund Charges and Expenses                                                         d
Custodian of the Funds                                                            p
Independent Registered Public Accounting Firm of the Funds                        p
PART 2
Miscellaneous Investment Practices                                               [ ]
Taxes                                                                            [ ]
Additional Tax Matters Concerning Trust Shares                                   [ ]
Management of the Funds                                                          [ ]
Determination of Net Asset Value                                                 [ ]
How to Buy Shares                                                                [ ]
Special Purchase Programs/Investor Services                                      [ ]
Programs for Reducing or Eliminating Sales Charges                               [ ]
How to Sell Shares                                                               [ ]
Distributions                                                                    [ ]
How to Exchange Shares                                                           [ ]
Suspension of Redemptions                                                        [ ]
Shareholder Liability                                                            [ ]
Shareholder Meetings                                                             [ ]
Appendix I                                                                       [ ]
Appendix II                                                                      [ ]

                                     PART 1
                      COLUMBIA HIGH YIELD OPPORTUNITY FUND
                         COLUMBIA STRATEGIC INCOME FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                             ________________, 2005

DEFINITIONS

"Trust"                                Columbia Funds Series Trust I
"Fund" or "High Yield Fund"            Columbia High Yield Opportunity Fund
"Fund" or "Strategic Income Fund"      Columbia Strategic Income Fund
"Advisor"                              Columbia Management Advisors, Inc., the
                                         Funds' investment advisor
"CMD"                                  Columbia Management Distributor, Inc.,
                                         the Funds' distributor
"CMS"                                  Columbia Management Services, Inc., the
                                         Funds' shareholder services and
                                         transfer agent

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1987. The Fund is an open-end diversified management investment company representing the entire interest in a separate series of the Trust. The Fund commenced investment
operations as a series of the Trust on , 2006. Prior to      , 2006 (the "Fund
Reorganization Date"), the Fund was organized as a series of Columbia Funds Trust [ ], a Massachusetts business trust (the "Predecessor Fund") that commenced investment operations on July 25, 1986. The information provided for the Fund in this SAI for periods prior to the Fund Reorganization Date relates to the Predecessor Fund. The Trust changed its name from "Liberty-Stein Roe Funds Municipal Trust" to "Columbia Funds Trust IX" effective October 13, 2003. Effective ____________, 2005, the name of the Trust was changed from "Columbia Funds Trust IX" to its current name

INVESTMENT GOALS AND POLICIES

The Prospectuses describe the Funds' investment goals, investment strategies and risks. Part 1 of this SAI includes additional information concerning, among other things, the investment policies of the Funds. Part 2 contains additional information about the following securities and investment techniques that may be utilized by each Fund (unless otherwise noted):

         Short-Term Trading
         Lower-Rated Debt Securities
         Foreign Securities
         Zero Coupon Securities
         Step Coupon Bonds
         Pay-In-Kind Securities
         Money Market Instruments (High Yield Fund only)
         Forward Commitments ("When-Issued" and "Delayed Delivery" Securities) Mortgage Dollar Rolls (Strategic Income Fund only)
         Mortgage-Backed Securities
         Non-Agency Mortgage-Backed Securities (High Yield Fund only) Repurchase Agreements
         Options on Securities (Strategic Income Fund only)
         Futures Contracts and Related Options (interest rate futures and related options) (High Yield Fund only)
         Foreign Currency Transactions
         Rule 144A Securities (High Yield Fund only)
         Swap Agreements (Swaps, Caps, Collars and Floors)

Except as indicated below under "Fundamental Investment Policies", the Funds' investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

                                       b

As fundamental policies, each Fund may not:

1. Underwrite any issue of securities issued by other persons within the meaning of the Securities Act of 1933, as amended (the "1933 Act") except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.

2. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

3. Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the Act, the rules and regulations thereunder and any applicable exemptive relief.

5. Make loans, except to the extent permitted by the Act, the rules and regulations thereunder and any applicable exemptive relief.

6. Borrow money or issue senior securities except to the extent permitted by the Act, the rules and regulations thereunder and any applicable exemptive relief.

7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the Act, the rules and regulations thereunder, or any applicable exemptive relief.

OTHER INVESTMENT POLICIES

As non-fundamental investment policies, which may be changed without a shareholder vote, each Fund may not:

1. Purchase securities on margin, but the Fund may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

3.    Invest more than 15% of its net assets in illiquid assets.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act's diversification requirement, an issuer is the entity whose revenues support the security.

In addition, the Strategic Income Fund will, so long as shares of the Fund are being offered for sale by the Fund in Japan, comply with the following standards of selection of the Japan Securities Dealers Association:

1. More than 50% of the total number of outstanding shares of stock of any one company may not be acquired on behalf of all funds managed by the Advisor; and

2. Borrowing may not be made if it will result in an aggregate amount of borrowing outstanding in excess of 10% of the net assets of the Fund, except in the case of a merger, etc., when this 10% may be temporarily exceeded.

If any violation of the foregoing standards occurs, the Strategic Income Fund will, promptly after discovery of the violation, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Fund and the only remedy in respect of the violation.

Except with respect to the Strategic Income Fund's policy on borrowing and investing in illiquid securities, if the Fund's investment limitations, policies and rating standards are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy. So long as shares of the Strategic Income Fund are being offered for sale in Japan, the Strategic Income Fund will not invest in equity securities.

                                       c

PORTFOLIO TURNOVER

Portfolio turnover is included in the Prospectuses under "Financial Highlights." Each Fund may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with the Fund's investment goals. Portfolio investments may be sold for a variety of reasons, such as more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover may cause the Funds to realize capital gains which, if realized and distributed by a Fund, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds.

FUND CHARGES AND EXPENSES

Effective February 9, 2005, under the High Yield Fund's and Strategic Income Fund's management contract, each Fund pays the Advisor a monthly fee based on the average daily net assets of the Fund at the annual rate of:

Average Daily Net Assets                                     Rate
Net assets under $500 million                               0.600%
Net assets of $500 million but less than $1 billion         0.550%
Net assets of $1 billion but less than $1.5 billion         0.520%
Net assets in excess of $1.5 billion                        0.490%

Previously, the Advisor had, with respect to the period from November 1, 2004 to February 9, 2005, waived a portion of its fees, so that it retained fees at the rates shown above.

Prior to November 1, 2004, under the High Yield Fund's management agreement, the High Yield Fund pays the Advisor a monthly fee based on the average daily net assets of the High Yield Fund at the annual rate of 0.60% of the first $1 billion, 0.55% of the next $1 billion and 0.50% in excess of $2 billion.

Prior to November 1, 2003, under the High Yield Fund's management agreement, the High Yield Fund paid the Advisor a monthly fee based on the average daily net assets of the High Yield Fund at the annual rate of 0.60% of the first $1.5 billion and 0.55% in excess of $1.5 billion.

Prior to November 1, 2004, under the Strategic Income Fund's management agreement, the Strategic Income Fund pays the Advisor a monthly fee based on the average daily net assets of the Strategic Income Fund at the annual rate of 0.65% on the first $1 billion, 0.60% of the next $1 billion and 0.55% in excess of $2 billion.

The Advisor is responsible for providing accounting and bookkeeping services to the Funds pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Funds, the Advisor receives from each Fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:

-     an annual flat fee of $10,000, paid monthly; and

- in any month that a Fund has average net assets of more than $50 million, a monthly fee equal to the average daily net assets of a Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

Each Fund reimburses the Advisor for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.

Effective November 1, 2003, each Fund pays a shareholders' servicing and transfer agency fee to CMS as follows:

An annual open account fee of $34 per open account plus the Fund's allocated share of reimbursement for the out-of-pocket expenses of CMS.

Prior to November 1, 2003, each Fund paid a shareholders' servicing and transfer agency fee to CMS as follows:

                                       d

- An account fee for each open account of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

- An account fee for each closed account of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

- A transaction fee of $1.40 per transaction occurring in Fund accounts during any month; plus

- A monthly fee at the rate of 0.06% per annum of the average daily closing value of the total net assets of each Fund for such month; plus

- Each Fund's allocated share of CMS' out-of-pocket expenses, including fees payable to DST Systems, Inc. (DST) under a remote services agreement with DST.

RECENT FEES PAID TO THE ADVISOR, CMD AND CMS (DOLLARS IN THOUSANDS)

                                                            HIGH YIELD FUND
                                                              Years ended              Five months      Year ended
                                                                 May 31,               ended May 31,   December 31,
                                                        -------------------------      -------------   ------------
                                                        2005                2004          2003(a)          2002
                                                        ----               ------      -------------   ------------
Management fee                                                             $4,453         $1,874          $4,397
Bookkeeping fee                                                               235            124             295
Shareholder service and transfer agent fee                                  1,980          1,108           2,846
12b-1 fees:
   Service fee (Class A)                                                      911            389             894
   Service fee (Class B)                                                      744            301             772
   Service fee (Class C)                                                      135             50             124
   Distribution fee (Class B)                                               2,231            902           2,315
   Distribution fee (Class C)                                                 406            151             373
Fees waived by CMD (Class C)                                                  (81)           (30)            (75)
Fees waived by CMS                                                             --            (15)             --
Fees and expenses waived or reimbursed by the
  Advisor                                                                     (38)            --              --

                                                                          STRATEGIC INCOME FUND
                                                              Years ended              Five months     Year ended
                                                                May 31,                ended May 31,   December 31,
                                                        -------------------------      -------------   ------------
                                                        2005                2004          2003(a)         2002
                                                        ----               ------      -------------   ------------
Management fee                                                             $8,539         $3,534         $8,711
Bookkeeping fee                                                               418            211            553
Shareholder service and transfer agent fee                                  2,806          1,634          3,888
12b-1 fees:
  Service fee (Class A)                                                     1,412            557          1,339
  Service fee (Class B)                                                     1,095            457          1,134
  Service fee (Class C)                                                       105             41             94
  Service fee (Class J)                                                       588            261            672
  Distribution fee (Class B)                                                3,436          1,444          3,606
  Distribution fee (Class C)                                                  331            130            297
  Distribution fee (Class J)                                                  861            383            993
  Fees waived by CMD (Class C)                                                (66)           (26)           (59)

(a) The Funds changed their fiscal year end from December 31 to May 31 in 2003.

BROKERAGE COMMISSIONS (dollars in thousands)

                                                                            HIGH YIELD FUND
                                                            Years ended               Five months       Year ended
                                                               May 31,               ended May 31,      December 31,
                                                        ---------------------        -------------      ------------
                                                        2005             2004           2003(a)             2002
                                                        ----             ----        -------------      ------------
Total commissions                                                         $11              $0                $0
Directed transactions (b)                                                   0               0                 0
Commissions on directed transactions                                        0               0                 0

                                       e

                                                                             STRATEGIC INCOME FUND
                                                            Years ended              Five months        Year ended
                                                               May 31,               ended May 31,      December 31,
                                                        ---------------------        -------------      ------------
                                                        2005             2004           2003(a)             2002
                                                        ----             ----        -------------      ------------
Total commissions                                                         $ 1              $0                $0
Directed transactions (b)                                                   0               0                 0
Commissions on directed transactions                                        0               0                 0

(a) The Funds changed their fiscal year end from December 31 to May 31 in 2003.

(b)   See "Management of the Fund" in Part 2 of this SAI.

The Trust is required to identify any securities of its "regular brokers or dealers" that the Funds have acquired during their most recent fiscal year. At May 31, 2005, the Funds held securities of their regular brokers or dealers as set forth below:

FUND                                 BROKER/DEALER                           VALUE (IN THOUSANDS)
---------------------                ---------------------                   --------------------
High Yield Fund                      Labranche and Company                           $3,402
Strategic Income Fund                None                                               N/A

TRUSTEES AND TRUSTEES' FEES

                                                                                   Aggregate
                                                     Aggregate Compensation       Compensation       Total Compensation from
                             Pension or Retirement     from the High Yield     from the Strategic       the Fund Complex
                              Benefits Accrued as      Fund for the Fiscal    Income Fund for the   Paid to the Trustees for
                                 part of Fund              Year Ended          Fiscal Year Ended    the Calendar Year Ended
Trustee(a)                        Expenses(b)             May 31, 2005            May 31, 2005        December 31, 2004(a)
----------                   ---------------------   ----------------------   -------------------   ------------------------
Douglas A. Hacker                     N/A                      [ ]                   [ ]                      135,000
Janet Langford Kelly                  N/A                      [ ]                   [ ]                      148,500
Richard W. Lowry                      N/A                      [ ]                   [ ]                      150,700
William E. Mayer                      N/A                      [ ]                   [ ]                      166,700
Charles R. Nelson                     N/A                      [ ]                   [ ]                      141,500
John J. Neuhauser                     N/A                      [ ]                   [ ]                      158,284
Patrick J. Simpson                    N/A                      [ ](e)                [ ](e)                   129,000
Thomas E. Stitzel                     N/A                      [ ]                   [ ]                      149,000
Thomas C. Theobald (c)                N/A                      [ ]                   [ ]                      172,500
Anne-Lee Verville (d)                 N/A                      [ ]                   [ ]                      157,000
Richard L. Woolworth                  N/A                      [ ]                   [ ]                      131,000

(a) As of December 31, 2004, the Fund Complex consisted of 127 open-end and 11 closed-end management investment company portfolios.

(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(c) During the fiscal year ended _________, 2005, and the calendar year ended December 31, 2004, Mr. Theobald deferred $_____ of his compensation from the Fund and $90,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Theobald's account under that plan was $157,328.

(d) During the fiscal year ended ____________, 2005, and the calendar year ended December 31, 2004, Ms. Verville deferred $_____ of her compensation from the Fund and $55,000 of her total compensation from the Fund Complex, pursuant to the deferred compensation plan. At December 31, 2004, the value of Ms. Verville's account under that plan was $653,275.

(e) During the fiscal year ended __________, 2005, Mr. Simpson deferred $_______ of his compensation from the Fund pursuant to the deferred compensation plan. During the calendar year ended December 31, 2004, Mr. Simpson deferred $129,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Simpson's account under that plan was $ 143,646.

                                       f

ROLE OF THE BOARD OF TRUSTEES

The Trustees of the Funds are responsible for the overall management and supervision of the Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with service providers for the Funds and review the Fund's performance. The Trustees have created several committees to perform specific functions for the Funds. Mr. Theobald was elected Chairman of the Board of Trustees of the Liberty Funds, Stein Roe Funds and Columbia Funds effective December, 2003.

AUDIT COMMITTEE

Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Nelson and Neuhauser were members of the Audit Committee of the Board of Trustees of the Funds. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Funds and certain service providers. For the fiscal year ended May 31, 2005, the Audit Committee convened [ ] times.

GOVERNANCE COMMITTEE

Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald were members of the Governance Committee of the Board of Trustees of the Funds. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Funds. For the fiscal year ended May 31, 2005, the Governance Committee convened [ ] times.

ADVISORY FEES & EXPENSES COMMITTEE

Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald were members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Funds. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. For the fiscal year ended May 31, 2005, the Advisory Fees & Expenses Committee convened [ ] times.

COMPLIANCE COMMITTEE

Ms. Kelly, Messrs. Nelson and Simpson and Ms. Verville are members of the Compliance Committee of the Board of Trustees of the Funds. Prior to August 10, 2004, Ms. Kelly, Mr. Nelson and Ms. Verville were members of the Compliance Committee of the Board of Trustees of the Funds. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Trust. The Committee uses legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Trust's investment adviser, principal underwriter and transfer agent. For the fiscal year ended May 31, 2005, the Compliance Committee convened [ ] times

INVESTMENT OVERSIGHT COMMITTEES

Beginning in 2004, each Trustee of the Funds also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Fund Complex and gives particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Fund Complex which they review:

                                       g

IOC#1: Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing funds in the following asset categories: Large Growth Diversified, Large Growth Concentrated, Small Growth, Outside Managed (i.e., sub-advised), Municipal and Bank Loan.

IOC#2: Mr. Hacker and Ms. Verville are responsible for reviewing funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed Income - Multi Sector, Fixed Income - Core and Young Investor.

IOC#3: Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Large Value, Mid Cap Value, Small Value, Asset Allocation, High Yield and Money Market.

IOC#4: Messrs. Nelson, Simpson and Woolworth are responsible for reviewing funds in the following asset categories: Large/Multi-Cap Blend, Mid Cap Growth, Small Growth, Asset Allocation, Specialty Equity and Taxable Fixed Income.

SHARE OWNERSHIP

The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2003 (i) in each Fund and (ii) in the funds in the Fund Complex.

                                                                                   Aggregate Dollar Range
                                                                                    of Equity Securities
                                 Dollar Range of Equity   Dollar Range of Equity     Owned in All Funds
                                  Securities Owned in     Securities Owned in the    Overseen by Trustee in
 Name of Trustee                  the High Yield Fund     Strategic Income Fund         Fund Complex
----------------------           --------------------     -----------------------  ------------------------
DISINTERESTED TRUSTEES                    [ ]

Douglas A. Hacker                                                   $0                   Over $100,000
Janet Langford Kelly                                                $0                   Over $100,000
Richard W. Lowry                                                    $0                   Over $100,000
Charles R. Nelson                                                   $0                   Over $100,000
John J. Neuhauser                                                   $0                   Over $100,000
Patrick J. Simpson                                                                       Over $100,000
Thomas E. Stitzel                                                   $0                   Over $100,000
Thomas C. Theobald                                                  $0                   Over $100,000
Anne-Lee Verville (a)                                               $0                $  Over $100,000
Richard L. Woolworth                                                                     Over $100,000
INTERESTED TRUSTEE
William E. Mayer                                                    $0                $50,001-$100,000

(a) Ms. Verville has elected to defer her compensation as a Trustee under the deferred compensation plan for independent Trustees of the Fund Complex. The value of her deferred compensation is determined as if the amounts had been invested, as of the date of deferral, in shares of one or more funds in the Fund Complex as specified by her. At December 31, 2003, the value of her deferred compensation account exceeded $100,000.

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Funds' portfolio managers managed as of ________, 2005.

                                       h

STRATEGIC INCOME FUND

                         OTHER SEC-REGISTERED
                        OPEN-END AND CLOSED-END      OTHER POOLED INVESTMENT
PORTFOLIO MANAGER               FUNDS                        VEHICLES                 OTHER ACCOUNTS
----------------------- -----------------------      -----------------------      -----------------------
                        Number of                    Number of                    Number of
                        accounts       Assets        accounts     Assets          accounts     Assets
Name[*]

Name

Name

[* Information for Mr./Ms. [ ], who began managing the Predecessor Fund after its fiscal year end, is as of [recent practicable date].]

HIGH YIELD OPPORTUNITY FUND

                         OTHER SEC-REGISTERED
                        OPEN-END AND CLOSED-END      OTHER POOLED INVESTMENT
PORTFOLIO MANAGER                FUNDS                        VEHICLES              OTHER ACCOUNTS
----------------------- -----------------------      -----------------------      -------------------
                        Number of                    Number of                    Number of
                        accounts     Assets          accounts     Assets          accounts     Assets
                        ---------    ----------      ---------    ----------      ---------    ------
Name[*]

Name

Name

[* Information for Mr./Ms. [ ], who began managing the Predecessor Fund after its fiscal year end, is as of [recent practicable date].]

See "Management--Portfolio Transactions--Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how the Adviser addresses potential conflicts of interest resulting from an individual's management of more than one account.

OWNERSHIP OF SECURITIES

The table below shows the dollar ranges of shares of the Predecessor Funds beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio managers listed above at the end of each Predecessor Fund's most recent fiscal year:

STRATEGIC INCOME FUND

                               Dollar Range of Equity Securities  in the Fund
Portfolio Manager                            Beneficially Owned
-----------------              ----------------------------------------------
Name[*]

[* Information for Mr./Ms. [ ], who began managing the Fund after its most recent fiscal year end, is as of [recent practicable date].]

HIGH YIELD OPPORTUNITY FUND

                               Dollar Range of Equity Securities  in the Fund
Portfolio Manager                            Beneficially Owned
-----------------              ----------------------------------------------
Name[*]

[* Information for Mr./Ms. [ ], who began managing the Fund after its most recent fiscal year end, is as of [recent practicable date].]

COMPENSATION

As of the Predecessor Funds' most recent fiscal year end, the portfolio managers received all of their compensation from the Adviser and its parent company, Columbia Management Group, in the form of salary, bonus, stock options and restricted stock. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmark[s] noted below, emphasizing the manager's three- and five-year performance. The Adviser may also consider the portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall business performance.

STRATEGIC INCOME FUND

PORTFOLIO MANAGER                                       PERFORMANCE BENCHMARK
[Name of Portfolio Manager]                             [Benchmark]

HIGH YIELD OPPORTUNITY FUND

PORTFOLIO MANAGER                                       PERFORMANCE BENCHMARK
[Name of Portfolio Manager]                             [Benchmark]

The size of the overall bonus pool each year is determined by Columbia Management Group and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser's profitability for the year, which is influenced by assets under management.

OWNERSHIP OF THE FUNDS

As of record on August 31, 2004, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the then outstanding of each of Class A, Class B, Class C and Class Z shares of the High Yield Fund and Class A, Class B, Class C, Class J and Class Z shares of the Strategic Income Fund.

As of record on August 31, 2004, the following shareholders of record owned 5% or more of one or more of each class of the Funds' then outstanding shares:

HIGH YIELD FUND

CLASS B SHARES

Merrill Lynch, Pierce Fenner & Smith                                           [5.66]%
4800 Deer Lake Drive E., 2nd Floor
Jacksonville, FL 32246-6484

Citigroup Global Markets, Inc.                                                 [6.18]%
333 W. 34th Street
New York, NY 10001-2402

CLASS C SHARES

Banc One Securities Corp                                                       [7.22]%
1111 Polaris Parkway #J-2
Columbus, OH 43240-2050

CLASS Z SHARES

Charles Schwab & Co., Inc. Custodian                                          [17.21]%
101 Montgomery St.
San Francisco, CA 94104-4122

                                       j

STRATEGIC INCOME FUND
CLASS C SHARES

Merrill Lynch Pierce Fenner & Smith                                            [8.81]%
4800 Deer Lake Dr. E., 2nd Floor
Jacksonville, FL 32246-6484
                                                                               [5.02]%
Citigroup Global Markets, Inc.
333 W. 34th Street
New York, NY 10001-2402

CLASS J SHARES

Tokai Tokyo Securities                                                        [93.24]%
Shinyaesu Building 7-1
Kyobashi 1-Chome
Chuo-Ku
Tokyo, Japan  104-0031

Mitsubishi Securities Co. LTD                                                  [6.76]%
Investment Trust Division
Mitsubishi Building
2-5-2 Marunouchi
Chiyoda-Ku Tokyo 100-0005
Japan

CLASS Z SHARES

Fleet National Bank                                                           [71.98]%
FBO Columbia Omnibus C/C
PO Box 92800
Rochester, NY 14692-8900

Fleet National Bank                                                            [9.49]%
FBO Columbia Omnibus C/C
PO Box 92800
Rochester, NY 14692-8900

                                       k

SALES CHARGES (dollars in thousands)

                                                                                 HIGH YIELD FUND
                                                                                  Class A Shares
                                                             --------------------------------------------------------
                                                                 Years ended       Five months ended     Year ended
                                                                    May 31,             May 31,          December 31,
                                                             -------------------   -----------------    -------------
                                                             2005           2004        2003(a)            2002
                                                             ----           ----   -----------------    -------------
Aggregate initial sales charges on Fund share sales                         $266        $ 162               $645
Initial sales charges retained by CMD                                         34           15                 77
Aggregate contingent deferred sales charges (CDSC) on
  Fund redemptions retained by CMD                                           109             (b)              10

                                                                               Class B Shares
                                                             ------------------------------------------------------
                                                               Years ended       Five months ended     Year ended
                                                                  May 31,              May 31,         December 31,
                                                             ----------------    -----------------     ------------
                                                             2005        2004          2003(a)            2002
                                                             ----        ----    -----------------     ------------
Aggregate CDSC on Fund redemptions retained by CMD                       $960           $327              $915

                                                                               Class C Shares
                                                             ------------------------------------------------------
                                                               Years ended        Five months ended    Year ended
                                                                  May 31,              May 31,         December 31,
                                                             ---------------      -----------------    ------------
                                                             2005        2004          2003(a)            2002
                                                             ----        ----     -----------------    ------------
Aggregate CDSC on Fund redemptions retained by CMD                        $18            $5                $25

                                                                               STRATEGIC INCOME FUND
                                                                                  Class A Shares
                                                              -------------------------------------------------------
                                                                  Years ended      Five months ended     Year ended
                                                                     May 31,             May 31,         December 31,
                                                              -------------------  -----------------     ------------
                                                              2005          2004         2003(a)             2002
                                                              ----        -------  -----------------     ------------
Aggregate initial sales charges on Fund share sales                       $506             $173              $286
Initial sales charges retained by CMD                                       54               20                32
Aggregate CDSC on Fund redemptions retained by CMD                            (b)             2                 1

                                                                                 Class B Shares
                                                              -----------------------------------------------------
                                                                Years ended       Five months ended    Year ended
                                                                   May 31,             May 31,         December 31,
                                                              ----------------    ------------------   ------------
                                                              2005        2004          2003(a)             2002
                                                              ----        ----    ------------------   ------------
Aggregate CDSC on Fund redemptions retained by CMD                        $999           $537              $1,470

                                                                                 Class C Shares
                                                              ------------------------------------------------------
                                                                Years ended        Five months ended     Year ended
                                                                   May 31,              May 31,         December 31,
                                                              ----------------     -----------------    ------------
                                                              2005        2004          2003(a)             2002
                                                              ----        ----     -----------------    ------------
Aggregate CDSC on Fund redemptions retained by CMD                         $10            $3                 $8

(a) The Funds changed their fiscal year end from December 31 to May 31 in 2003.

(b)   Rounds to less than one.

12B-1 PLAN, CDSCS AND CONVERSION OF SHARES

Each Fund offers four classes of shares - Class A, Class B, Class C and Class Z. The Strategic Income Fund also offers an additional class of shares - Class J shares. The Funds may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the 1940 Act for each class except for Class Z. Under the Plan, the High Yield Fund pays CMD monthly a service fee at an

                                       l
annual rate of 0.25% of net assets attributed to Class A, B and C shares and the Strategic Income Fund pays CMD monthly a service fee at an annual rate of 0.15% of the Fund's net assets attributed to shares issued on or before January 1, 1993, and a service fee of 0.25% of the Fund's net assets attributed to shares issued and outstanding thereafter. Each Fund also pays CMD monthly a distribution fee at an annual rate of 0.75% of average daily net assets attributed to Class B and Class C shares and the Strategic Income Fund pays CMD monthly a distribution fee at an annual rate of 0.35% of average daily net assets attributed to Class J shares. CMD has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.60% annually. CMD may terminate this waiver at any time without shareholder approval. CMD may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CMD's expenses, CMD may realize a profit from the fees. The Plan authorizes any other payments by the Funds to CMD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of the Funds' shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of each Fund's assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of the Funds' shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed for periods up to six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class J shares are offered at net asset value plus varying sales charges, but not a CDSC. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs and initial sales charges are described in the Prospectuses.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.

SALES-RELATED EXPENSES (dollars in thousands) of CMD relating to the Class A, B and C shares of the Funds and Class J shares of the Strategic Income Fund were:

                                                                                High Yield Fund
                                                                            Year ended May 31, 2005
                                                                        ---------------------------------
                                                                        Class A      Class B      Class C
                                                                        -------      -------      -------
Fees to FSFs                                                            $1,138        $1,741       $220
Cost of sales material relating to the Fund (including printing
  and mailing expenses)                                                    120            31          9
Allocated travel, entertainment and other promotional expenses
  (including advertising)                                                  344            87         24

                                       m

                                                                                    Strategic Income Fund
                                                                                    Year ended May 31, 2005
                                                                        ------------------------------------------------
                                                                        Class A        Class B      Class C      Class J
                                                                        -------        -------      -------      -------
Fees to FSFs                                                            $1,605         $2,757        $199         $109
Cost of sales material relating to the Fund (including printing
  and mailing expenses)                                                     60             49          10            7
Allocated travel, entertainment and other promotional expenses
  (including advertising)                                                  170            141          28           21

CUSTODIAN OF THE FUNDS

State Street Bank & Trust Company, located at 2 Avenue De Lafayette, Boston, Massachusetts 02111-2900, is the Funds' custodian. The custodian is responsible for safeguarding the Funds' cash and securities, receiving and delivering securities and collecting the Funds' interest and dividends.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE FUNDS

PricewaterhouseCoopers LLP, located at 125 High Street, Boston, Massachusetts 02110-2624, is the Funds' independent registered public accounting firm, providing audit and tax return review services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights in the Prospectuses have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.

                                       n

                       STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

                      STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include the series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Columbia Funds Trust VIII, Columbia Funds Series Trust I (formerly named Columbia Funds Trust IX) and Columbia Funds Trust XI (each a Trust and together, the Trusts, also known as Fund Complex). In certain cases, the discussion applies to some, but not all, of the Funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING

In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.

SHORT SALES

A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

LOWER-RATED DEBT SECURITIES

Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the Fund's achievement of its investment goal; and

4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

COMMON STOCK, PREFERRED STOCK AND WARRANTS

Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the company's capital stock at a set price for a specified period of time.

FOREIGN SECURITIES

The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a sub-custodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

The Fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

EXCHANGE-TRADED FUNDS ("ETFS"). The Fund may invest in ETFs up to the maximum amount allowable under the 1940 Act. ETFs are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international.

ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.

The Fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders of the Fund may also indirectly bear similar expenses of an ETF.

ZERO COUPON SECURITIES (ZEROS)

The Fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)

The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSIT are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by a business to finance short-term needs (including promissory notes with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement in which the Fund would be allowed to invest directly.

CERTIFICATES OF DEPOSIT are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. TIME DEPOSITS are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central

Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund.

BANK OBLIGATIONS include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part 1 of this SAI. For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a Fund's assets that may be invested in STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component is usually volatile in response to changes in interest rates.

In U.S. TREASURY ROLLS, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

COMMERCIAL PAPER is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

STRIPPED OBLIGATIONS

To the extent consistent with their investment objective, Funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the Funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Funds' Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

MUNICIPAL SECURITIES

Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this SAI and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, each

Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

PRIVATE ACTIVITY BONDS

The Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

MUNICIPAL LEASE OBLIGATIONS

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

SECURITIES LOANS

The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

INTERFUND BORROWING AND LENDING

The Fund may lend money to and borrow money from other affiliated registered open-end investment companies. The Fund may borrow through the program when the Advisor believes borrowing is appropriate and the costs are equal to or lower than the costs of bank loans. When borrowing money, the Fund is subject to the risk that the securities the Fund acquires with the borrowed money or would otherwise have sold will decline in value. When lending money, the Fund is subject to the risk that the borrower will be unwilling or unable to make timely payments of interest or principal.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)

The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Fund from the transaction.

REITS

The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy.

ASSET-BACKED SECURITIES

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively lengthen the expected maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

CUSTODY RECEIPTS AND TRUST CERTIFICATES. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly "disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

LINE OF CREDIT

The Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goal and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian..

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities;

three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

MUNICIPAL BOND INDEX FUTURES CONTRACTS. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

OPTIONS ON FUTURES CONTRACTS. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The Funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

OPTIONS ON FOREIGN STOCK INDICES. The Funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

SWAP AGREEMENTS (SWAPS, CAPS, COLLARS AND FLOORS)

The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

EQUITY SWAPS

The Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

RISK FACTORS IN EQUITY SWAP TRANSACTIONS. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the portfolio managers do not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. See "Taxes" for information on tax risks associated with equity swaps.

FOREIGN CURRENCY TRANSACTIONS

The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

PARTICIPATION INTERESTS

The Fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

VARIABLE AND FLOATING RATE OBLIGATIONS

Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

If a variable or floating rate instrument is not rated, the Fund's Advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

CURRENCY SWAPS. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

GUARANTEED INVESTMENT CONTRACTS

Pursuant to guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.

The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.

BANK INVESTMENT CONTRACTS

Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the Funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

LOAN PARTICIPATIONS

Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

STRUCTURED INVESTMENTS

Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.

Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.

YANKEE OBLIGATIONS

Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

AMERICAN, EUROPEAN, CONTINENTAL AND GLOBAL DEPOSITARY RECEIPTS

American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

TEMPORARY CASH BALANCES

The Funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.

TAXES

In this section, all discussions of taxation at the shareholder and fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

FEDERAL TAXES. Although it may be one of several series in a single trust, the Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (Code). The Fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets.

To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer, other than U.S. government securities or other regulated investment companies; or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (c) distribute with respect to each year at least 90% of its taxable net investment income, its tax-exempt interest income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation , provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do not apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of
(c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. As a regulated investment company that is accorded special tax treatment, the Fund will not be subject to any federal income taxes on its net investment income and net realized capital gains that it distributes to shareholders on the form of dividends and in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" accorded special tax treatment in any taxable year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions (including any distributions of net tax-exempt income and net long-term capital gains) would generally be taxable as ordinary income to the shareholders, except to the extent they were treated as "qualified dividend income," as described below. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the federal corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends may be, however, includable in adjusted current earnings for purposes of computing corporate federal AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces tax basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.

FUND DISTRIBUTIONS. Distributions from the Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) will generally be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning on or before December 31, 2008.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price of the shareholder paid). Distributions are taxable whether received in cash or in Fund shares.

QUALIFIED DIVIDEND INCOME. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. With respect to a Fund investing in bonds, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

In general, distributions of investment income properly designated by the Fund as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt Fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder (but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes). The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

Income from certain "private activity bonds" issued after August 7, 1986, is treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time Fund shares are held by the shareholder.

A tax-exempt Fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the Fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users, as further defined in the Code. Income derived from the Fund's investments other than tax-exempt instruments may give rise to taxable income. The Fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of Fund shares to the extent of tax-exempt dividends paid during that period. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Under Treasury regulations, if on a disposition of Fund shares a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder will likely have to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. You are advised to consult with your tax advisor.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to backup withholding for taxpayers who fail to furnish a correct taxpayer identification number, who have under-reported dividend or interest income, or who fail to certify to the Fund that the shareholder is a United States person and is not subject to the withholding. This number and certification may be provided by either a Form W-9 or the accompanying application. In certain instances, CMS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This may produce a difference between the Fund's book income and its taxable income possibly accelerating distributions or converting distributions of book income and gains to returns of capital for book purposes.

If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal income tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund." A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

NON-U.S. SHAREHOLDERS. In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the recent legislation, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S.

person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Recent legislation modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the legislation, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning on September 1, 2005) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES (THIS SECTION IS APPLICABLE ONLY TO THE COLUMBIA TAX-MANAGED GROWTH FUND)

FEDERAL GIFT TAXES. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.

Under the Columbia Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceed $11,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.

Under the Columbia Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.

No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), including taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount, which is $1,000,000 for gifts made after December 31, 2001, and before January 1, 2010.

Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's Federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.

The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $22,000.

The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

GENERATION-SKIPPING TRANSFER TAXES

If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Columbia Advantage Plan and does not exceed the available annual exclusion amount. An exemption (the "GST exemption"), equal to $1.5 million in 2005, is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate (47% for gifts made in 2005) on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.

INCOME TAXES

The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Columbia Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.

Under the Columbia Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.

If the donor selects the Columbia Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 35%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 15%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.

When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

CONSULTATION WITH QUALIFIED ADVISOR

Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.

MANAGEMENT OF THE FUNDS The Advisor provides administrative and management services to the Funds. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. (NPMI), merged into Columbia Management Advisors, Inc. Each of the four merging companies was a registered investment advisor and advised various Funds in the Fund Complex. The Advisor, located at 100 Federal Street, Boston, Massachusetts 02110, is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. The Advisor has been an investment advisor since 1969.

In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. (NFMI), a subsidiary of NPMI and a registered investment advisor that advised several Funds in the Fund Complex, merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the Advisor to the Funds previously advised by NFMI.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 49)        Trustee       1996       Executive Vice President -         101        Nash Finch Company (food
P.O. Box 66100                                             Strategy of United Airlines                         distributor)
Chicago, IL 60666                                          (airline) since December,
                                                           2002 (formerly President of
                                                           UAL Loyalty Services
                                                           (airline) from September,
                                                           2001 to December, 2002;
                                                           Executive Vice President
                                                           and Chief Financial Officer
                                                           of United Airlines from
                                                           July, 1999 to September,
                                                           2001; Senior Vice
                                                           President-Finance from
                                                           March, 1993 to July, 1999).

Janet Langford Kelly (Age 47)     Trustee       1996       Partner, Zelle, Hofmann,           101                    None
9534 W. Gull Lake Drive                                    Voelbel, Mason & Gette LLP
Richland, MI 49083-8530                                    (law firm) since March,
                                                           2005; Adjunct Professor of
                                                           Law, Northwestern
                                                           University, since
                                                           September, 2004 (formerly
                                                           Chief Administrative
                                                           Officer and Senior Vice
                                                           President, Kmart Holding
                                                           Corporation (consumer
                                                           goods), from September,
                                                           2003 to March, 2004;
                                                           Executive Vice
                                                           President-Corporate
                                                           Development and
                                                           Administration, General
                                                           Counsel and Secretary,
                                                           Kellogg Company (food
                                                           manufacturer), from
                                                           September, 1999 to August,
                                                           2003; Senior Vice
                                                           President, Secretary and
                                                           General Counsel, Sara Lee
                                                           Corporation (branded,
                                                           packaged, consumer-products
                                                           manufacturer) from January,
                                                           1995 to September, 1999).

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Richard W. Lowry (Age 69)         Trustee       1995       Private Investor since            103(3)                  None
10701 Charleston Drive                                     August, 1987 (formerly
Vero Beach, FL 32963                                       Chairman and Chief
                                                           Executive Officer, U.S.
                                                           Plywood Corporation
                                                           (building products
                                                           manufacturer)).

Charles R. Nelson (Age 62)        Trustee       1981       Professor of Economics,           101                     None
Department of Economics                                    University of Washington,
University of Washington                                   since January, 1976; Ford
Seattle, WA 98195                                          and Louisa Van Voorhis
                                                           Professor of Political
                                                           Economy, University of
                                                           Washington, since
                                                           September, 1993 (formerly
                                                           Director, Institute for
                                                           Economic Research,
                                                           University of Washington
                                                           from September, 2001 to
                                                           June, 2003); Adjunct
                                                           Professor of Statistics,
                                                           University of Washington,
                                                           since September, 1980;
                                                           Associate Editor, Journal
                                                           of Money Credit and
                                                           Banking, since September,
                                                           1993; consultant on
                                                           econometric and statistical
                                                           matters.

John J. Neuhauser (Age 62)        Trustee       1985       Academic Vice President and       103(3)        Saucony, Inc. (athletic
84 College Road                                            Dean of Faculties since                                footwear)
Chestnut Hill, MA 02467-3838                               August, 1999, Boston
                                                           College (formerly Dean,
                                                           Boston College School of
                                                           Management from September,
                                                           1977 to August, 1999).

Patrick J. Simpson (Age 61)       Trustee       2000       Partner, Perkins Coie             101                     None
1120 N.W. Couch Street                                     L.L.P. (law firm).
Tenth Floor
Portland, OR 97209-4128

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas E. Stitzel (Age 69)        Trustee       1998       Business Consultant since          101                    None
2208 Tawny Woods Place                                     1999 (formerly Professor of
Boise, ID 83706                                            Finance from 1975 to 1999,
                                                           College of Business, Boise
                                                           State University);
                                                           Chartered Financial
                                                           Analyst.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 68)       Trustee       1996       Partner and Senior Advisor,        101            Anixter International
8 Sound Shore Drive,                and                    Chicago Growth Partners                             (network support
Suite 285                        Chairman                  (private equity investing)                       equipment distributor);
Greenwich, CT 06830               of the                   since September, 2004                              Ventas, Inc. (real
                                   Board                   (formerly Managing                                  estate investment
                                                           Director, William Blair                            trust); Jones Lang
                                                           Capital Partners (private                         LaSalle (real estate
                                                           equity investing) from                          management services) and
                                                           September, 1994 to                                Ambac Financial Group
                                                           September, 2004).                                  (financial guaranty
                                                                                                                  insurance)

Anne-Lee Verville (Age 59)        Trustee       1998       Retired since 1997                 101          Chairman of the Board of
359 Stickney Hill Road                                     (formerly General Manager,                      Directors, Enesco Group,
Hopkinton, NH 03229                                        Global Education Industry,                      Inc. (designer, importer
                                                           IBM Corporation (computer                          and distributor of
                                                           and technology) from 1994                             giftware and
                                                           to 1997).                                             collectibles)

Richard L. Woolworth (Age 64)     Trustee       1991       Retired since December 2003        101            Northwest Natural Gas
100 S.W. Market Street                                     (formerly Chairman and                          Co. (natural gas service
#1500                                                      Chief Executive Officer,                                provider)
Portland, OR 97207                                         The Regence Group (regional
                                                           health insurer); Chairman
                                                           and Chief Executive
                                                           Officer, BlueCross
                                                           BlueShield of Oregon;
                                                           Certified Public
                                                           Accountant, Arthur Young &
                                                           Company)

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
INTERESTED TRUSTEE
William E. Mayer(2) (Age 65)      Trustee       1994       Partner, Park Avenue Equity       103(3)         Lee Enterprises (print
399 Park Avenue                                            Partners (private equity)                        media), WR Hambrecht +
Suite 3204                                                 since February, 1999                             Co. (financial service
New York, NY 10022                                         (formerly Partner,                                 provider); Reader's
                                                           Development Capital LLC                           Digest (publishing);
                                                           from November, 1996 to                             OPENFIELD Solutions
                                                           February, 1999).                                    (retail industry
                                                                                                             technology provider)

(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

                                              Year First
                                              Elected or
                                  Position     Appointed                            Principal Occupation(s)
     Name, Address and Age       with Funds    to Office                             During Past Five Years
------------------------------   ----------   ----------   -------------------------------------------------------------------------
OFFICERS
Christopher L. Wilson (Age 48)    President      2004      Head of Mutual Funds since August, 2004 and Senior Vice President of the
One Financial Center                                       Advisor since January, 2005; President of the Columbia Funds, Liberty
Boston, MA 02111                                           Funds and Stein Roe Funds since October, 2004; President and Chief
                                                           Executive Officer of the Nations Funds since January, 2005; President of the Galaxy Funds since April 2005; Director of Bank of America Global
                                                           Liquidity Funds, plc since May 2005; Director of Banc of America Capital
                                                           Management (Ireland), Limited since May 2005; Senior Vice President of
                                                           BACAP Distributors LLC since January, 2005; Director of FIM Funding, Inc.
                                                           since January, 2005; Senior Vice President of Columbia Management
                                                           Distributors, Inc. since January, 2005; Director of Columbia Management
                                                           Services, Inc. since January, 2005 (formerly President and Chief
                                                           Executive Officer, CDC IXIS Asset Management Services, Inc. from
                                                           September, 1998 to August, 2004).

J. Kevin Connaughton (Age 40)     Treasurer      2000      Treasurer of the Columbia Funds since October, 2003 and of the Liberty
One Financial Center                                       Funds, Stein Roe Funds and All-Star Funds since December, 2000; Vice
Boston, MA 02111                                           President of the Advisor since April, 2003 (formerly President of the
                                                           Columbia Funds, Liberty Funds and Stein Roe Funds from February, 2004 to
                                                           October, 2004; Chief Accounting Officer and Controller of the Liberty
                                                           Funds and All-Star Funds from February, 1998 to October, 2000); Treasurer of the Galaxy Funds since September, 2002 (formerly Treasurer from
                                                           December, 2002 to December, 2004 and President from February, 2004 to
                                                           December, 2004 of the Columbia Management Multi-Strategy Hedge Fund, LLC;
                                                           Vice President of Colonial Management Associates, Inc. from February,
                                                           1998 to October, 2000).

Mary Joan Hoene (Age 55)           Senior        2004      Senior Vice President and Chief Compliance Officer of the Columbia Funds,
100 Federal Street                  Vice                   Liberty Funds, Stein Roe Funds and All-Star Funds since August, 2004;
Boston, MA 02110                  President                Chief Compliance Officer of the Columbia Management Multi-Strategy Hedge
                                  and Chief                Fund, LLC since August, 2004; Chief Compliance Officer of the BACAP
                                 Compliance                Alternative Multi-Strategy Hedge Fund LLC since October, 2004 (formerly
                                   Officer                 Partner, Carter, Ledyard & Milburn LLP from January, 2001 to August,
                                                           2004; Counsel, Carter, Ledyard & Milburn LLP from November, 1999 to
                                                           December, 2000; Vice President and Counsel, Equitable Life Assurance
                                                           Society of the United States from April, 1998 to November, 1999).

Michael G. Clarke (Age 35)          Chief        2004      Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein Roe
One Financial Center             Accounting                Funds and All-Star Funds since October, 2004 (formerly Controller of the
Boston, MA 02111                   Officer                 Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds from
                                                           May, 2004 to October, 2004; Assistant Treasurer from June, 2002 to May,
                                                           2004; Vice

                                                           President, Product Strategy & Development of the Liberty Funds and Stein
                                                           Roe Funds from February, 2001 to June, 2002; Assistant Treasurer of the
                                                           Liberty Funds, Stein Roe Funds and the All-Star Funds from August, 1999 to February, 2001; Audit Manager, Deloitte & Toche LLP from May, 1997 to
                                                           August, 1999).

Jeffrey R. Coleman (Age 35)      Controller      2004      Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                       All-Star Funds since October, 2004 (formerly Vice President of CDC IXIS
Boston, MA 02111                                           Asset Management Services, Inc. and Deputy Treasurer of the CDC Nvest
                                                           Funds and Loomis Sayles Funds from February, 2003 to September, 2004;
                                                           Assistant Vice President of CDC IXIS Asset Management Services, Inc. and
                                                           Assistant Treasurer of the CDC Nvest Funds from August, 2000 to February,
                                                           2003; Tax Manager of PFPC, Inc. from November, 1996 to August, 2000).

R. Scott Henderson (Age 45)       Secretary      2004      Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds since
One Financial Center                                       December, 2004 (formerly Of Counsel, Bingham McCutchen from April, 2001
Boston, MA 02111                                           to September, 2004; Executive Director and General Counsel, Massachusetts
                                                           Pension Reserves Investment Management Board from September, 1997 to
                                                           March, 2001).

Trustee Positions

As of December 31, 2004, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity.

General

Messrs. Lowry, Mayer and Neuhauser are also trustees/directors of the Liberty All-Star Funds.

The Trustees serve as trustees of 101 registered investment companies managed by the Advisor for which each Trustee receives a retainer at the annual rate of $45,000 and an attendance fee of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December, 2003, Mr. Theobald began serving as the Chairman of the Board. As the independent chairman of the board, Mr. Theobald receives a supplemental retainer at the annual rate of of $100,000; the chair of the Audit Committee receives a supplemental retainer at the annual rate of $10,000; the chair of each other committee receives a supplemental retainer at the annual rate of $5,000. Members of each committee, except the Audit Committee, receive $1,500 for each committee meeting. Each Audit Committee member receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 133 open-end and 10 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

MANAGEMENT AGREEMENT

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. Columbia Management Distributors, Inc. (formerly named Columbia Funds Distributor, Inc.) pays the cost of printing and distributing all other Prospectuses.

ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO CERTAIN FUNDS AND THEIR RESPECTIVE TRUSTS. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION REGARDING YOUR FUND).

Under an Administration Agreement, the Advisor, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

          (a)  providing office space, equipment and clerical personnel;

          (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund;

          (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

          (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

          (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

          (f)  maintaining certain books and records of each Fund.

With respect to Columbia Money Market Fund (formerly named Liberty Money Market
Fund) and Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund), the Administration Agreement for these Funds provides that the Advisor will monitor compliance by the Fund with Rule 2a-7 under the 1940 Act and report to the Trustees from time to time with respect thereto. The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

TRUST SERVICES AGREEMENT

Pursuant to a Trust Services Agreement, CMS provides the Columbia Tax-Managed Growth Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. CMS's fee is described in the Prospectuses of the Columbia Tax-Managed Growth Fund.

THE PRICING AND BOOKKEEPING AGREEMENT

The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement. SEE "FUND CHARGES AND EXPENSES" IN
PART 1 OF THIS SAI FOR INFORMATION ON THESE FEES.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the Funds. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The Funds and clients advised by the Advisor or the Funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.

POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Advisor believes are faced by investment professionals at most major financial firms. The Advisor and the Trustees of the Columbia Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

          - The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

          - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

          - The trading of other accounts could be used to benefit higher-fee accounts (front- running).

          - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

"Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Advisor and the Funds' Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Columbia-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

The Advisor or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

A Fund's portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at the Advisor, including each Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Advisor and each Fund, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of each Fund.

BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute securities transactions for a Fund.

The Advisor places the transactions of the Funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the Funds' transactions where the Funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by Funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a Fund.

The Advisor may use the services of affiliated broker-dealers, when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

PRINCIPAL UNDERWRITER

CMD is the principal underwriter of the Trust's shares. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT

CMS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CMS is based on number of accounts plus reimbursement for certain out-of-pocket expenses. SEE

"FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY CMS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CMS or generally by 6 months' notice by CMS to the Fund. The agreement limits the liability of CMS to the Fund for loss or damage incurred by the Fund to situations involving a failure of CMS to use reasonable care or to act in good faith and without negligence in performing its duties under the agreement. The Fund will indemnify CMS from, among other things, any and all claims, actions, suits, losses, costs, damages, and expenses incurred by it in connection with its acceptance of this Agreement, provided that: (i) to the extent such claims, actions, suits, losses, costs, damages, or expenses relate solely to a particular series or group of series of shares, such indemnification shall be only out of the assets of that series or group of series; (ii) this indemnification shall not apply to actions or omissions constituting negligence or misconduct of CMS or its agents or contractors, including but not limited to willful misfeasance, bad faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under this Agreement; and (iii) CMS shall give a Fund prompt notice and reasonable opportunity to defend against any such claim or action in its own name or in the name of CMS.

CODE OF ETHICS

The Funds, the Advisor, and CMD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

ANTI-MONEY LAUNDERING COMPLIANCE

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account, halting all shareholder activity with respect to such account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

PROXY VOTING POLICIES AND FUND PROXY VOTING RECORD

The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

The Advisor's proxy voting guidelines and procedures are included in this SAI as Appendix II. In accordance with SEC regulations, the fund's proxy voting record for the last twelve-month period ended June 30 has been filed with the SEC. You may obtain a copy of the fund's proxy voting record (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Columbia Funds have adopted policies with respect to the disclosure of the Funds' portfolio holdings by the Funds, Columbia Management, or their affiliates. These policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Funds' website at www.columbiafunds.com, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Fund's policies are described below. The Trustees shall be updated as needed regarding the Fund's compliance with the policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Columbia Management and its affiliates. The Fund's policies prohibit Columbia Management and the Fund's other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund's shares, third-party service providers, rating and ranking organizations and affiliated persons of the Fund.

PUBLIC DISCLOSURES. The Fund's portfolio holdings are currently disclosed to the public through required filings with the SEC and, for equity and fixed income funds, on the Fund's website at www.columbiafunds.com. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund's fiscal year). Shareholders may obtain the Fund's Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Fund's Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

The equity and fixed income Columbia Funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:

                                                            FREQUENCY OF
   TYPE OF FUND              INFORMATION PROVIDED            DISCLOSURE            DATE OF WEB POSTING
------------------   ------------------------------------   ------------   ----------------------------------
   Equity Funds      Full portfolio holdings information.      Monthly      30 calendar days after month-end.
Fixed Income Funds   Full portfolio holdings information.     Quarterly    60 calendar days after quarter-end

The scope of the information provided relating to the Fund's portfolio that is made available on the website may change from time to time without prior notice.

For Columbia's money market funds, a complete list of a Fund's portfolio holdings shall be publicly available on a monthly basis on the fifth business date after month-end. Shareholders may request such information by writing or calling the Fund's distributor, Columbia Management Distributors, Inc. at the address listed on the cover of this SAI.

A Fund, Columbia Management or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

OTHER DISCLOSURES. The Fund's policies provide that non-public disclosures of the Fund's portfolio holdings may be made if (1) the Fund has a legitimate business purpose for making such disclosure, (2) the Fund's chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.

The Fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to Columbia Management and its affiliates, these service providers include the Fund's custodian and sub-custodians, the Fund's independent registered public accounting firm, legal counsel, financial printers(R.R. Donnelly & Sons and Bowne & Co., Inc.), the Fund's proxy voting service provider (Alamo Direct Mail Services, Inc.), the Fund's proxy solicitor (Georgeson Shareholder Communications Inc.), rating agencies that maintain ratings on certain Columbia Funds (Fitch, Inc.) and service providers that support Columbia Management's trading systems (InvestorTool, Inc. and Thomson Financial).These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. The Fund may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Certain clients of the Fund's investment adviser(s) may follow a strategy similar to that of the Fund, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Fund.

DETERMINATION OF NET ASSET VALUE

Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the official closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value following procedures approved by the Trust's Board of Trustees.

(The following two paragraphs are applicable only to Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund) and Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund))

Trading in securities on stock exchanges and over-the-counter markets in foreign securities markets is normally completed well before the close of the business day in New York. Trading on foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

AMORTIZED COST FOR MONEY MARKET FUNDS (SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "INFORMATION CONCERNING THE FUND" IN PART 1 OF THE SAI OF COLUMBIA MONEY MARKET FUND (FORMERLY NAMED LIBERTY MONEY MARKET FUND) AND COLUMBIA MUNICIPAL MONEY MARKET FUND (FORMERLY NAMED LIBERTY MUNICIPAL MONEY MARKET
FUND))

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Under the amortized cost method a security is initially valued at cost and thereafter any discount or premium from maturity value is amortized ratably to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. If a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Columbia Money Market Fund (formerly named Liberty Money Market Fund) or the Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund) for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund may accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CMS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Investors should understand that, since the offering price of the Fund's shares is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge paid as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CMD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CMD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CMD may from time to time reallow additional amounts to all or certain FSFs. CMD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CMD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars. Travelers checks, gift checks, credit card convenience checks, credit cards, cash and ban counter (starter checks) are not accepted.

CMS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CMS, provided the new FSF has a sales agreement with CMD.

Shares credited to an account are transferable upon written instructions in good order to CMS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you may send the certificates to CMS for deposit to your account.

In addition to the commissions specified in a Fund's prospectus and this SAI, CMD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that CMD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CMD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, CMD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.

In addition, CMD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.

CMD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:

1st Global Capital Corp
401 Company
ABN AMRO Trust Services
ADP Retirement Services
Advest
AEGON/Transamerica
AG Edwards
American Century Services
American Express
AMG
AON Consulting
AST Trust Company
Banc of America Investment Services
BancOne
Bear Stearns
Benefit Plan Administrators
Bidwell & Company
BNY Clearing
C N A Trust
Charles Schwab
CIBC Oppenheimer
Citigroup Global Markets
CitiStreet Associates LLC
City National Bank
City of Milwaukee
Columbia Trust Company
Commonwealth Financial
Compensation & Capital
CPI Qualified Plan Consultants
Daily Access Concepts
Davenport & Company
Delaware Investments
Digital Retirement Solutions
Discover Brokerage
Dreyfus/Mellon
Edgewood Services
Edward Jones

E-Trade,
ExpertPlan
FAS Liberty Life Spectrum
Ferris Baker Watts
Fidelity
Financial Data Services
Franklin Templeton
Freeman Welwood
Gem Group
Great West Life
Hewitt Associates LLC
Huntington Bank
ING
Intermountain Health Care
Investmart, Inc.
Investment Manager Services (IMS)
Janney Montgomery Scott
JJB Hilliard Lyons
JP Morgan/American Century
Kenney Investments
Kirkpatrick Pettis Smith Polian Inc
Legg Mason Wood Walker
Liberty Life
Lincoln Financial
Lincoln Life
Linsco Private Ledger
M & T Securities
Marquette Trust Company
Mass Mutual Life
Matrix Settlement & Clearance Services (MSCS)
McDonald Investments
Merrill Lynch
MetLife
MFS
Mfund Trax
MidAtlantic Capital
Milliman USA
Morgan Keegan
Morgan Stanley Dean Witter
PFPC
Nationwide Investment Services
Neuberger Berman Mgmt
NFP Securities
NSD -NetStock Sharebuilder
NYLife Distributors
Optimum Investment Advisors
Orbitex
Pershing LLC
Phoenix Home Life
Piper Jaffray
PNC
PPI Employee Benefits
Private Bank & Trust
Prudential
Putnam Investments
Raymond James
RBC Dain Rausher
Robert W Baird
Royal Alliance
RSM McGladrey Inc.

Safeco
Scott & Stringfellow
Scudder Investments
Security Benefit
Segall Bryant Hamill
South Trust Securities
Southwest Securities
Standard Insurance
Stanton Group
State of NY Deferred Compensation Plan
Stephens, Inc.
Stifel Nicolaus & Co
Strong Capital
Sungard T Rowe Price
Trustar Retirement Services
Trustlynx/Datalynx
UBS Financial Services
USAA Investment Management
Vanguard
Wachovia
TD Waterhouse
Webster Investment Services
Wells Fargo
Wilmington Trust

PLEASE CONTACT YOUR FSF OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY
RECEIVE.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most Funds advised by the Advisor may be purchased through the Automatic Investment Plan. Electronic fund transfers for a fixed amount of at least $50 ($25 for IRA) are used to purchase a Fund's shares at the public offering price next determined after CMD receives the proceeds. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CMD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, D, T, G and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any fund distributed by CMD in which you have a current balance of at least $5,000 into the same class of shares of up to five other Funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Sales charges may apply if exchanging from a money market fund. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC or sales charges.

Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Management Services, Inc. (formerly named Columbia Funds Services, Inc.) (CMS) P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or financial advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CMD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" below for more information.

CLASS T SHAREHOLDER SERVICES PLAN. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the Trusts plan to enter into servicing agreements with institutions (including Bank of America Corporation and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each Fund other than the Columbia Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the Fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares;
(ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.

The payments under the servicing agreements entered into as of the date of this SAI are limited to an aggregate fee of not more than 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.15% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The Funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.

Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such Funds on any day do not exceed the income to be accrued to such Class T shares on that day.

The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the Funds. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Columbia's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.

TAX-SHELTERED RETIREMENT PLANS (Retirement Plans). CMD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Management prototype plans offered through CMD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CMD.

Participants in Retirement Plans not sponsored by CTC, not including Individual Retirement Accounts (IRAs), may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with CMS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CMS. The close out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any Fund distributed by CMD, or if the Retirement Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling CMS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification numbers available when calling.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CMS for more information at 1-800-345-6611.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHTS OF ACCUMULATION (Columbia Class A and Class T shares, Nations Class A shares and Galaxy Retail A shares only) (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase of Class A or Class T shares with prior purchases of other funds and classes distributed by CMD. The applicable sales charge is based on the combined total of:

1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all shares of funds for which CMD serves as distributor (Funds) held by the shareholder.

CMD must be promptly notified of each purchase with respect to which a shareholder is entitled to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CMS. A Fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A, Class E and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all fund shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund)). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CMS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement (provided the FSF returns to CMD the excess commission previously paid during the thirteen-month period). The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price.

If the amount of the Statement is not purchased, the shareholder shall remit to CMD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CMS will redeem escrowed Class A, E or T shares with a value equal to such difference. The additional FSF commission will be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CMS at 1-800-345-6611.

NET ASSET VALUE ELIGIBILITY GUIDELINES (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS).

1. Employees, brokers and various relationships that are allowed to buy at NAV. Class A shares of certain Funds may be sold at (NAV) to the following individuals, whether currently employed or retired: Employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries; Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CMD, or its successors and companies affiliated with the Advisor; Registered representatives and employees of Financial Service Firms (including their affiliates) that are parties to dealer agreements or other sales arrangements with CMD; Nations Funds' Trustees, Directors and employees of its investment sub-advisers; Broker/Dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes; employees or partners of any contractual service provider to the funds

     NAV eligibility for Class A purchase also applies to the families of the parties listed above and their beneficial accounts. Family members include: spouse, parent, stepparent, legal guardian, child, stepchild, father-in-law and mother-in-law.

     Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

     Registered broker/dealer firms that have entered into a Nations Funds dealer agreement with BACAP Distributors, LLC may buy Class A shares without paying a front-end sales charge for their investment account only.

     Banks, trust companies and thrift institutions, acting as fiduciaries.

2. Grandfathered investors. Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may purchase Class A shares of any Fund at NAV in those cases where a Columbia Fund Class Z share is not available.

     Shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at (NAV) will continue to be eligible for NAV purchases into those Nations Fund accounts opened through August 19, 2005.

     Galaxy Fund shareholders prior to December 1, 1995; and shareholders who
     (i) purchased Galaxy Fund Prime A shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.

     (For Class T shares only) Shareholders who (i) purchased Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

3. Reinstatement. Subject to the fund policy on trading of fund shares, an investor who has redeemed class A, B, C, D, G or T shares may, upon request, reinstate within 1 year a portion or all of the proceeds of such sales in shares of class A of any fund at the NAV next determined after Columbia Management Services, Inc. received a written reinstatement request and payment.

4. Retirement Plans. Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with CMD pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

5. Non-U.S. Investors. Certain pension, profit-sharing or other employee benefit plans offered to non-US investors may be eligible to purchase Class A shares with no sales charge.

6. Reorganizations. At the Fund's discretion, NAV eligibility may apply to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

7. Rights of Accumulation (ROA). The value of eligible accounts, regardless of class, maintained by you and you and your immediate family may be combined with the value of your current purchase to reach a sales discount level and to obtain the lower sales charge for your current purchase.

8. Letters of Intent (LOI). You may pay a lower sales charge when purchasing class A shares by signing a letter of intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the LOI within 13 months. If your LOI purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Class A, B, C, D, E, matured F, G and T shares) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act
     (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CMS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value at the time that the SWP is established. Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met. For redemptions in excess of 12% of the account's value at the time that the SWP is established, a CDSC will be charged on the SWP redemption. The 12% limit does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by CMD.

6. Qualified Retirement Plans. CDSCs may be waived on CMD shares sold by employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must be a participant in an alliance program th at has signed an agreement with Columbia Funds or CMD.

7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and
     (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

8. Return of Commission. CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

9. Non-U.S. Investors. CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

10. IRS Section 401 and 457. CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under
     Section 401 or 457 of the tax code.

11. Medical Payments. CDSCs may be waived on shares redeemed for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

12. Plans of Reorganization. At the Funds' discretion, CDSCs may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a fund is a party.

13. Charitable Giving Program. CDSCs may be waived on the sale of Class C or Class D shares sold by a non-profit organization qualified under Section 501(c)(3) of the tax code in connection with the Banc of America Capital Management Charitable Giving Program.

14. The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling or delay sending proceeds from your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction to CMS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CMS and many banks. Additional documentation may be required for sales by corporations, agents, fiduciaries, surviving joint owners, individual retirement account holders and other legal entities. Call CMS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, FSF's are responsible for furnishing all necessary documentation to CMS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN (SWP). The shareholder may establish a SWP. A specified dollar amount, share amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawalsof shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their share account may do so but may be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CMS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in "street name" must be made payable to the back office via the NSCC.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions by check and ACH are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, to a pre-existing bank account or furnishing a signature guaranteed request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CMS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address account and taxpayer identification numbers. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions apply to retirement plan accounts.

CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A and Z shares of certain Funds)

Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CMS will provide checks to be drawn on Mellon Trust of New England, N.A. (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks., However, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON-CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, a Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

INFORMATION APPLICABLE TO CLASS G AND CLASS T SHARES

The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the Funds are subject to a front-end sales charge. Investments in Class G shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.15% and 0.30%, respectively, of the Fund's average daily net assets attributable to its Class T shares. Class G shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.80% and 0.95%, respectively, of the Fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares. Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.

CLASS T SHARES. The public offering price for Class T shares of the Funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 to $25,000,000. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                                    REALLOWANCE TO
                                     REALLOWANCE TO DEALERS        DEALERS AS A % OF
                                    AS A % OF OFFERING PRICE        OFFERING PRICE
      AMOUNT OF TRANSACTION          PER SHARE - BOND FUNDS    PER SHARE - EQUITY FUNDS
      ---------------------         ------------------------   ------------------------
Less than $50,000                             4.25                       5.00
$50,000 but less than $100,000                3.75                       3.75
$100,000 but less than $250,000               2.75                       2.75
$250,000 but less than $500,000               2.00                       2.00
$500,000 but less than $1,000,000             1.75                       1.75
$1,000,000 and over                           0.00                       0.00

The appropriate reallowance to dealers will be paid by CMD to broker-dealer organizations which have entered into agreements with CMD. The reallowance to dealers may be changed from time to time.

Certain affiliates of the Advisor may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of Bank of America Corporation's affiliates.

INFORMATION APPLICABLE TO CERTAIN CLASS G SHARES RECEIVED BY FORMER GALAXY FUND RETAIL B SHAREHOLDERS IN CONNECTION WITH THE GALAXY/LIBERTY REORGANIZATION. The following table describes the CDSC schedul e applicable to Class G shares received by former Galaxy Fund Retail B shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 None

Class G shares received in exchange for Galaxy Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares seven years after purchase. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Asset Allocation Fund and/or International Equity Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.50
Through second year                   5.00
Through third year                    4.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Through the seventh year              None
Longer than seven years               None

If you acquired Retail B Shares in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class T shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

CLASS G SHARES PURCHASED AFTER THE GALAXY/LIBERTY REORGANIZATION. The public offering price for Class G shares of the Funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within seven years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from CMD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Columbia may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a Fund. See "Class T Shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to CMD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares. Class G shares of a Fund will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow CMD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.

Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - (i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a Fund, and subsequently acquires additional Class G shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the Fund, including those acquired through reinvestment, will convert to Class T shares of the Fund on the same date.

INFORMATION APPLICABLE TO CERTAIN CLASS B SHAREHOLDERS

Except for the following, Class B Share Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.

The following table describes the CDSC schedule applicable to Class B shares received by Galaxy Quality Plus Bond Fund shareholders in exchange for Prime B Shares in connection with the Galaxy/Liberty reorganization.

SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

     Automatic conversion to Class A shares occurs eight years after purchase.

     The Class B share discount program for purchases of $250,000 or more is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

INFORMATION APPLICABLE TO CERTAIN CLASS A SHAREHOLDERS:

     Except as set forth in the following paragraph, Class A share CDSCs are described in the Prospectuses:

     Class A shares received by former Galaxy High Quality Bond Fund shareholders in exchange for Prime A Shares in connection with the Galaxy/Liberty reorganization of that Fund are subject to a 1% CDSC upon redemption of such Class A shares if the Prime A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.

Shares of some Funds that pay daily dividends (include Funds) will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. Shares of some Funds that pay daily dividends (exclude Funds) Columbia will be earned starting with the day after that Fund receives payments for the shares. To determine whether a particular Fund is an include or exclude fund, customers can call 1-800-345-6611.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of certain other funds. The prospectus of each Fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange Consult CMS before requesting an exchange.

If you acquire Class A shares of an international fund by exchange from any other fund, you will not be permitted to exchange those shares into another fund for 30 calendar days, although you may redeem those shares at any time. An exchange order received prior to the expiration of the 30-day period will not be honored.

By calling CMS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CMS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CMS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CMS may require customary additional documentation. Prospectuses of the other Funds are available from the CMD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

Consult your FSF or CMS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund. Sales charges may apply for exchanges from money market funds.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Trust has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2005. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust's By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series. Shares of each Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

          Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

          Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

AAA bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

AA bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

BA bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Prime-1 Highest Quality
          Prime-2 Higher Quality
          Prime-3 High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these securities, and 'D' represents the lowest potential for recovery.

                                   APPENDIX II

                   COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA")
                      PROXY VOTING POLICIES AND PROCEDURES
                 ADOPTED JULY 1, 2003 AND REVISED MARCH 4, 2005

POLICY:

ALL PROXIES(1) REGARDING CLIENT SECURITIES FOR WHICH COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA") HAS ASSUMED AUTHORITY TO VOTE SHALL, UNLESS CMA DETERMINES IN ACCORDANCE WITH POLICIES STATED BELOW TO ABSTAIN FROM VOTING, BE VOTED IN A MANNER CONSIDERED BY CMA TO BE IN THE BEST INTEREST OF CMA'S CLIENTS, INCLUDING THE CMG FAMILY FUNDS(2) AND THEIR SHAREHOLDERS, WITHOUT REGARD TO ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES. THE BEST INTEREST OF CLIENTS IS DEFINED FOR THIS PURPOSE AS THE INTEREST OF ENHANCING OR PROTECTING THE ECONOMIC VALUE OF CLIENT ACCOUNTS, CONSIDERED AS A GROUP RATHER THAN INDIVIDUALLY, AS CMA DETERMINES IN ITS SOLE AND ABSOLUTE DISCRETION. IN THE EVENT A CLIENT BELIEVES THAT ITS OTHER INTERESTS REQUIRE A DIFFERENT VOTE, CMA SHALL VOTE AS THE CLIENT CLEARLY INSTRUCTS, PROVIDED CMA RECEIVES SUCH INSTRUCTIONS IN TIME TO ACT ACCORDINGLY.

CMA ENDEAVORS TO VOTE, IN ACCORDANCE WITH THIS POLICY, ALL PROXIES OF WHICH IT BECOMES AWARE, SUBJECT TO THE FOLLOWING EXCEPTIONS (UNLESS OTHERWISE AGREED) WHEN CMA EXPECTS TO ROUTINELY ABSTAIN FROM VOTING:

     1. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE THE SECURITY HAS BEEN LOANED FROM THE CLIENT'S ACCOUNT.

     2. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE CMA DEEMS THE COSTS TO THE CLIENT AND/OR THE ADMINISTRATIVE INCONVENIENCE OF VOTING THE SECURITY (E.G., SOME FOREIGN SECURITIES) OUTWEIGH THE BENEFIT OF DOING SO.

CMA SEEKS TO AVOID THE OCCURRENCE OF ACTUAL OR APPARENT MATERIAL CONFLICTS OF INTEREST IN THE PROXY VOTING PROCESS BY VOTING IN ACCORDANCE WITH PREDETERMINED VOTING GUIDELINES, AS STATED BELOW. FOR THOSE PROXY PROPOSALS THAT REQUIRE SPECIAL CONSIDERATION OR IN INSTANCES WHERE SPECIAL CIRCUMSTANCES MAY REQUIRE VARYING FROM THE PREDETERMINED GUIDELINES, THE CMG PROXY COMMITTEE WILL DETERMINE THE BEST INTEREST OF CMA'S CLIENTS AND VOTE ACCORDINGLY, WITHOUT CONSIDERATION OF ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES.

OVERVIEW:

CMA's policy is based upon its fiduciary obligation to act in its clients' best interest. Citing this obligation, the SEC has adopted rules pursuant to the Investment Advisers Act of 1940 and Investment Company Act of 1940 with respect to proxy voting.

PROCEDURE:

I. ACCOUNT POLICIES

Except as otherwise directed by the client, CMA shall vote as follows:

SEPARATELY MANAGED ACCOUNTS

CMA shall vote proxies on securities held in its separately managed accounts.

COLUMBIA TRUST COMPANY (CTC) TRUST POOLS

CMA shall vote proxies on securities held in the trust pools.

CMG FAMILY FUNDS/CMA FUND TRUST

CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

COLUMBIA PRIVATE PORTFOLIO

CMA shall vote proxies on securities held in its separately managed accounts.

ALTERNATIVE INVESTMENT GROUP

----------
(1) The term "proxy" as used herein refers to consents, elections and authorizations solicited by any party with respect to securities of any sort.

(2) A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

CMA's clients may invest in securities ("Alternative Investments") issued by alternative investment vehicles (i.e. hedge funds, private equity funds, and other alternative investment pools) that are structured as private limited partnerships ("LPs"), limited liability companies ("LLCs") or offshore corporations. Generally, CMA's Alternative Investment Group ("AIG") is the platform through which CMA provides advisory services relating to Alternative Investments.

The voting rights of Alternative Investments generally are rights of contract set forth in the limited liability company or limited partnership agreement, in the case of LLCs and LPs, or Memorandum and Articles of Association or By-laws, in the case of offshore corporations. Also, as privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, proxies are not solicited regarding Alternative Investment vehicles. Instead, consents may be solicited from members, limited partners or shareholders.

Because of the unique characteristics of Alternative Investments, CMA has a tailored process for voting Alternative Investment proxies and consents.

Process

AIG will vote all Alternative Investment proxies and consents in accordance with this Policy. The committee voting AIG proxies consists of AIG senior management, investment and operations professionals. Conflicts of interest are to be monitored and resolved as set forth in this Policy.

II. PROXY COMMITTEE

CMA shall establish a Proxy Committee whose standing members shall include the head of core equity, head of value, head of growth, head of income strategies, head of equity research and head of fixed income research. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf.

The Proxy Committee's functions shall include, in part,

          (a) direction of the vote on proposals where there has been a recommendation to the Committee, pursuant to Section IV.B, not to vote according to the predetermined Voting Guidelines stated in Section IV.A or on proposals which require special, individual consideration in accordance with Section IV.C;

          (b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

          (c) review at least annually of existing Voting Guidelines and need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

          (d) development and modification of Voting Procedures, as stated in
          Section V, as it deems appropriate or necessary.

The Proxy Committee shall establish a charter, which shall set forth the Committee's purpose, membership and operation. The Committee's charter shall be consistent, in all material respects, with this policy and procedure.

III. CONFLICTS OF INTEREST

With Other Bank of America Businesses

Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

Within CMA

Conflicts of interest may also arise from the business activities of CMA. For example, CMA might manage (or be seeking to manage) the assets of a benefit plan for an issuer. CMA may also be presented with an actual or apparent conflict of interest where proxies of securities issued by BAC or a CMG Family Fund, for which CMA serves as investment adviser, are to be voted for a client's account.

Management of Conflicts

CMA's policy is to always vote proxies in the best interest of its clients, as a whole, without regard to its own self-interest or that of its affiliates. BAC as well as CMA has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

          1. BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or (as in the case of BACAP associates) non-trust fiduciary responsibilities, including investment decision-making and proxy voting.

          2. In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.

          3. Within CMA, CMA's Code of Ethics affirmatively requires that associates of CMA act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's Clients.

          4. By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

               - To disclose to the chairperson of the Proxy Committee and the chairperson to the head of CMG Compliance any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA shall vote proxies. In the event the chairperson of the Proxy Committee has a conflict of interest regarding a given matter, he or she shall abstain from participating in the Committee's determination of whether and/or how to vote in the matter; and

               - To refrain from taking into consideration, in the decision as to whether or how CMA shall vote proxies:

                    - The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

                    - Any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of CMA or BAC.

Where a material conflict of interest is determined to have arisen in the proxy voting process that may not be adequately mitigated by voting in accordance with the predetermined Voting Guidelines, CMA's policy is to invoke one or more of the following conflict management procedures:

1. Convene the Proxy Committee for the purpose of voting the affected proxies in a manner that is free of the conflict.

2. Causing the proxies to be voted in accordance with the recommendations of a qualified, independent third party, which may include CMA's proxy voting agent.

3. In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

IV. VOTING GUIDELINES

A. THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING PROXIES:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

     - Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

          However, CMA generally will WITHHOLD votes from pertinent director nominees if:

               (i) the board as proposed to be constituted would have more than one-third of its members from management;

               (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);

               (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);

               (iv) a director serves on more than six public company boards;

               (v) the CEO serves on more than two public company boards other than the company's board.

          On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

     - Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.

     - Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

     - Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

          -    Established governance standards and guidelines.

          - Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.

          - Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

          - A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

          - Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

          - The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

     - Proposals that grant or restore shareholder ability to remove directors with or without cause.

     - Proposals to permit shareholders to elect directors to fill board vacancies.

     - Proposals that encourage directors to own a minimum amount of company stock.

     -    Proposals to provide or to restore shareholder appraisal rights.

     -    Proposals to adopt cumulative voting.

     -    Proposals for the company to adopt confidential voting.

CMA generally will vote AGAINST:

     - Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

     - Proposals that give management the ability to alter the size of the board without shareholder approval.

     - Proposals that provide directors may be removed only by supermajority vote.

     -    Proposals to eliminate cumulative voting.

     - Proposals which allow more than one vote per share in the election of directors.

     - Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

     - Proposals that mandate a minimum amount of company stock that directors must own.

     -    Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

     - Director and officer indemnification and liability protection. CMA is opposed to entirely eliminating directors' and officers' liability for monetary damages for violating the duty of care. CMA is also opposed to expanding coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. CMA supports proposals which provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he/she reasonably believed was in the best interests of the company, AND (ii) if the director's legal expenses would be covered.

     - Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

     - Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 10% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

     - Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

     -    Proposals asking a company to expense stock options.

     -    Proposals to put option repricings to a shareholder vote.

     - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

CMA generally will vote AGAINST:

     - Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.

     - Proposals to authorize the replacement or repricing of out-of-the money options.

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

     - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

          For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

     - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

     - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

     - Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

     - CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

     - CMA generally votes FOR shareholder proposals to eliminate a poison pill.

     - CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

     - CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.

Supermajority vote

     - CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

     - CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

     - Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

     - Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

          -    Credible reason exists to question:

               - The auditor's independence, as determined by applicable regulatory requirements.

               - The accuracy or reliability of the auditor's opinion as to the company's financial position.

          - Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.

     - Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

     - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

     - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

     - Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

     - Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.

CMA will vote AGAINST:

     - Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

     - Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

     - Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

     - FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

     - FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

     - Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

     - Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

     - Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

     - Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.

     - Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.

     - Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

8.  Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

     -    Board structure

     -    Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     - Ignore a shareholder proposal that is approved by a majority of shares outstanding;

     - Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

     -    Are interested directors and sit on the audit or nominating committee;
          or

     - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

     -    Past performance relative to its peers

     -    Market in which fund invests

     - Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

     - Past shareholder activism, board activity and votes on related proposals

     -    Strategy of the incumbents versus the dissidents

     -    Independence of incumbent directors; director nominees

     -    Experience and skills of director nominees

     -    Governance profile of the company

     -    Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Past performance as a closed-end fund

     -    Market in which the fund invests

     -    Measures taken by the board to address the discount

     - Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

     -    Proposed and current fee schedules

     -    Fund category/investment objective

     -    Performance benchmarks

     -    Share price performance as compared with peers

     -    Resulting fees relative to peers

     -    Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

     -    Stated specific financing purpose

     -    Possible dilution for common shares

     -    Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

     -    Potential competitiveness

     -    Regulatory developments

     -    Current and potential returns

     -    Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a nonfundamental restriction, considering the following factors:

     -    Fund's target investments

     -    Reasons given by the fund for the change

     -    Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:

     -    Political/economic changes in the target market

     -    Consolidation in the target market

     -    Current asset composition

Change in Fund's Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:

     -    Potential competitiveness

     -    Current and potential returns

     -    Risk of concentration

     -    Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

     -    Strategies employed to salvage the company

     -    Past performance of the fund

     -    Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

     -    The degree of change implied by the proposal

     -    The efficiencies that could result

     -    The state of incorporation; net effect on shareholder rights

     -    Regulatory standards and implications

CMA will vote FOR:

     - Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

     - Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

     -    Proposals enabling the Board to:

          -    Change, without shareholder approval the domicile of the fund

          - Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

     -    Regulations of both states

     -    Required fundamental policies of both states

     -    The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Fees charged to comparably sized funds with similar objectives

     -    The proposed distributor's reputation and past performance

     -    The competitiveness of the fund in the industry

     -    Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Resulting fee structure

     -    Performance of both funds

     -    Continuity of management personnel

     -    Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

     -    Performance of the fund's NAV

     -    The fund's history of shareholder relations

     -    The performance of other funds under the adviser's management

9. Alternative Investment Group ("AIG") Matters

The AIG Proxy Sub-Committee generally will vote in accordance with the guidelines set forth in this policy. With respect to matters that are not addressed by the guidelines, the AIG Proxy Sub-Committee will vote each such matter on a CASE-BY-CASE basis.

B. ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.

A Portfolio Manager, sub-adviser or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines stated in Section IV.A. In this situation, he or she shall request that the Proxy Committee consider voting the proxy other than according such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption.

C. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The following proposals require special, individual consideration. The Proxy Committee will determine how proxies related to all such proposals will be voted.

               1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

               2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

               3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

               4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

               5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified in Section IV.A.

               6. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

               7. PREEMPTIVE RIGHTS. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines set forth in Section IV above. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to effect the purposes of this Policy.

     - CMA shall use an independent, third-party vendor (currently Institutional Shareholder Services ("ISS")), to implement its proxy voting process as CMAs proxy voting agent. This retention is subject to CMA continuously assessing the vendor's independence from CMA and its affiliates, and the vendor's ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with CMA's proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor's other clients and the owners, officers or employees of any such firm, on the one hand, and CMA's clients, on the other hand. As means of performing this assessment, CMA will require various reports and notices from the vendor, as well as periodic audits of the vendor's voting record and other due diligence.

     - ISS shall provide proxy analysis and record keeping services in addition to voting proxies on behalf of CMA in accordance with this Policy.

     - On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in all accounts over which CMA has voting authority. Information regarding equity holdings for international portfolio shall be sent weekly.

     - ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be promptly noted and resolved by ISS, with notice to CMA.

     - Whenever a vote is solicited, ISS shall execute the vote according to CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section IV.A.

     - If ISS is not sure how to vote a particular proxy, then ISS will issue a request for voting instructions to CMA over a secure website. CMA personnel shall check this website regularly. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's understanding of the Voting Guidelines previously delivered to ISS. CMA shall promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

     - Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

     - ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

VI. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in CMA's Form ADV. Upon receipt of a Client's request for more information, CMA will provide to the Client a copy of this Policy and/or how CMA voted proxies for the Client pursuant to this Policy for up to a one-year period.

                         COLUMBIA SMALL CAP VALUE FUND I
                (FORMERLY KNOWN AS COLUMBIA SMALL CAP VALUE FUND)
                                  (THE "FUND")

   SUPPLEMENT TO THE PROSPECTUSES DATED NOVEMBER 1, 2004 (THE "PROSPECTUSES")

      The Prospectuses are hereby supplemented with the following information:

      1. The name of the Fund on the front cover of the Prospectus is revised to read "Columbia Small Cap Value Fund I."

      2. The date on the front cover of each of the Prospectuses is revised to read "________________, 2005."

      3. The following sentence is added to the section entitled "Performance History":

      Year-to-date performance through ____________, 2005 for the following share classes of the Fund were as follows:

                                 Class A -- ___%
                                 Class Z -- ___%

      4. The information under the heading "For More Information - Investment Company Act file number" is revised as follows:

      Columbia Funds Series Trust I: 811-4367

            -   Columbia Small Cap Value Fund I

      5. The following language is added to the section THE FUND: PRINCIPAL INVESTMENT STRATEGIES:

The Fund may invest in REITs.

The following language is replaced in the section THE FUND: PRINCIPAL INVESTMENT
STRATEGIES:

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small capitalization stocks. Small capitalization stocks are stocks of companies with market capitalizations equal to or less than the largest stock in the Russell 2000 Value Index ($2.1 billion as of September 30, 2004). When purchasing securities for the Fund, the Fund's investment advisor may choose securities of companies it believes are undervalued. The Fund may invest up to 20% of its assets in foreign securities, including American Depositary Receipts.

The following language is replaced in the section THE FUND: PRINCIPAL INVESTMENT
RISKS:

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

The following language is added to the section THE FUND: PRINCIPAL INVESTMENT
RISKS:

The Fund may invest in real estate investment trusts ("REITs"). REITs are entities which either own properties or make construction or mortgage loans. REITs also may include operating or finance companies. Investing in REITs involves certain unique risks in addition to those risks associated with the real estate industry in general. The prices of REITs are affected by changes in the value of the underlying property owned by the REITs. In addition, although the Fund does not invest directly in real estate, a REIT investment by the Fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates.

      6. The section entitled "MANAGING THE FUNDS: PORTFOLIO MANAGERS" is replaced in its entirety as follows:

PORTFOLIO MANAGERS

STEPHEN D. BARBARO, a vice president of Columbia Management, is a co-manager for the Fund and has managed or co-managed the Fund since June, 2002. Mr. Barbaro has been associated with Columbia Management or its predecessor since 1976.

JEREMY JAVIDI, a vice president of Columbia Management, is a co-manager of the Fund and hasco-managed the Fund since August, 2005. Mr. Javidi has been associated with Columbia Management or its affiliates since January, 2000.

      7. As discussed in greater detail in earlier supplements, on March 15, 2004, Columbia Management Advisors, Inc. ("Columbia Management"), the Fund's adviser, and Columbia Funds Distributor, Inc. ("CFD") the distributor of the Fund's shares
                                       -2-
collectively, "Columbia"), entered into agreements in principle with the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") to resolve the proceedings brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds.

      On February 9, 2005, Columbia entered into an Assurance of Discontinuance with the NYAG (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order" and together, the ("Settlements"). The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle.

      Under the terms of the SEC Order, Columbia has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review Columbia's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

      Pursuant to the procedures set forth in the SEC Order, the settlement amounts will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with Columbia and the Fund's independent trustees and not unacceptable to the staff of the SEC. More specific information on the distribution plan will be communicated at a later date.

      As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia Funds, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

      A copy of the SEC Order will be available on the SEC's website at http://www.sec.gov. A copy of the NYAG Settlement will be available as part of the Bank of America Corporation Form 8-K filing on or about February 10, 2005.

      8. Columbia Funds Distributor, Inc. (the Fund's distributor) and Columbia Funds Services, Inc. (the Fund's transfer agent) have changed their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.

      9. The Prospectuses are hereby supplemented with the following information relating to hypothetical investment and expense information:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

   The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Fund assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of fee waivers or expense reimbursements. Your actual costs may be higher or lower.

CLASS A

                                     ANNUAL EXPENSE RATIO
                                           1.45%

             CUMULATIVE RETURN     HYPOTHETICAL YEAR-END       CUMULATIVE RETURN        HYPOTHETICAL YEAR     ANNUAL
              BEFORE FEES AND           BALANCE BEFORE      AFTER FEES AND EXPENSES     END BALANCE AFTER    FEES AND
 YEAR            EXPENSES             FEES AND EXPENSES                                 FEES AND EXPENSES    EXPENSES
  1              5.00%                    $ 9,896.25                  3.55%                  $ 9,759.59      $  714.09
  2             10.25%                    $10,391.06                  7.23%                  $10,106.05      $  144.03
  3             15.76%                    $10,910.62                 11.03%                  $10,464.82      $  149.14
  4             21.55%                    $11,456.15                 14.97%                  $10,836.32      $  154.43
  5             27.63%                    $12,028.95                 19.06%                  $11,221.01      $  159.92
  6             34.01%                    $12,630.40                 23.28%                  $11,619.35      $  165.59
  7             40.71%                    $13,261.92                 27.66%                  $12,031.84      $  171.47
  8             47.75%                    $13,925.02                 32.19%                  $12,458.97      $  177.56
  9             55.13%                    $14,621.27                 36.88%                  $12,901.26      $  183.86
  10            62.89%                    $15,352.33                 41.74%                  $13,359.26      $  190.39

TOTAL GAIN BEFORE FEES AND EXPENSES       $ 5,927.33
TOTAL GAIN AFTER FEES AND EXPENSES                                                           $ 3,934.26
TOTAL ANNUAL FEES AND EXPENSES                                                                               $2,210.48

CLASS B

                                     ANNUAL EXPENSE RATIO
                                           2.20%

             CUMULATIVE RETURN     HYPOTHETICAL YEAR-END      CUMULATIVE RETURN         HYPOTHETICAL YEAR       ANNUAL
              BEFORE FEES AND           BALANCE BEFORE      AFTER FEES AND EXPENSES     END BALANCE AFTER      FEES AND
YEAR            EXPENSES             FEES AND EXPENSES                                 FEES AND EXPENSES       EXPENSES
 1              5.00%                     $10,500.00                 2.80%                 $10,280.00        $  223.08
 2             10.25%                     $11,025.00                 5.68%                 $10,567.84        $  229.33
 3             15.76%                     $11,576.25                 8.64%                 $10,863.74        $  235.75
 4             21.55%                     $12,155.06                11.68%                 $11,167.92        $  242.35
 5             27.63%                     $12,762.82                14.81%                 $11,480.63        $  249.13
 6             34.01%                     $13,400.96                18.02%                 $11,802.08        $  256.11
 7             40.71%                     $14,071.00                21.33%                 $12,132.54        $  263.28
 8             47.75%                     $14,774.55                24.72%                 $12,472.25        $  270.65
 9             55.13%                     $15,513.28                29.15%                 $12,915.02        $  184.06
 10            62.89%                     $16,288.95                33.74%                 $13,373.50        $  190.59

TOTAL GAIN BEFORE FEES AND EXPENSES       $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                         $ 3,373.50
TOTAL ANNUAL FEES AND EXPENSES                                                                               $2,344.33

CLASS C

                                     ANNUAL EXPENSE RATIO
                                           2.20%

             CUMULATIVE RETURN     HYPOTHETICAL YEAR-END      CUMULATIVE RETURN         HYPOTHETICAL YEAR       ANNUAL
              BEFORE FEES AND           BALANCE BEFORE      AFTER FEES AND EXPENSES     END BALANCE AFTER      FEES AND
YEAR            EXPENSES             FEES AND EXPENSES                                 FEES AND EXPENSES      EXPENSES
 1              5.00%                     $10,500.00                 2.80%                 $10,280.00        $  223.08
 2             10.25%                     $11,025.00                 5.68%                 $10,567.84        $  229.33
 3             15.76%                     $11,576.25                 8.64%                 $10,863.74        $  235.75
 4             21.55%                     $12,155.06                11.68%                 $11,167.92        $  242.35
 5             27.63%                     $12,762.82                14.81%                 $11,480.63        $  249.13
 6             34.01%                     $13,400.96                18.02%                 $11,802.08        $  256.11
 7             40.71%                     $14,071.00                21.33%                 $12,132.54        $  263.28
 8             47.75%                     $14,774.55                24.72%                 $12,472.25        $  270.65
 9             55.13%                     $15,513.28                28.21%                 $12,821.48        $  278.23
 10            62.89%                     $16,288.95                31.80%                 $13,180.48        $  286.02

TOTAL GAIN BEFORE FEES AND EXPENSES       $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                         $ 3,180.48
TOTAL ANNUAL FEES AND EXPENSES                                                                               $2,533.93

                                      -6-

CLASS Z

                                     ANNUAL EXPENSE RATIO
                                           1.20%

             CUMULATIVE RETURN     HYPOTHETICAL YEAR-END      CUMULATIVE RETURN         HYPOTHETICAL YEAR       ANNUAL
              BEFORE FEES AND           BALANCE BEFORE      AFTER FEES AND EXPENSES     END BALANCE AFTER      FEES AND
YEAR            EXPENSES             FEES AND EXPENSES                                  FEES AND EXPENSES      EXPENSES
 1              5.00%                     $10,500.00               3.80%                    $10,380.00       $  122.28
 2             10.25%                     $11,025.00               7.74%                    $10,774.44       $  126.93
 3             15.76%                     $11,576.25              11.84%                    $11,183.87       $  131.75
 4             21.55%                     $12,155.06              16.09%                    $11,608.86       $  136.76
 5             27.63%                     $12,762.82              20.50%                    $12,049.99       $  141.95
 6             34.01%                     $13,400.96              25.08%                    $12,507.89       $  147.35
 7             40.71%                     $14,071.00              29.83%                    $12,983.19       $  152.95
 8             47.75%                     $14,774.55              34.77%                    $13,476.55       $  158.76
 9             55.13%                     $15,513.28              39.89%                    $13,988.66       $  164.79
 10            62.89%                     $16,288.95              45.20%                    $14,520.23       $  171.05

TOTAL GAIN BEFORE FEES AND EXPENSES       $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                          $ 4,520.23
TOTAL ANNUAL FEES AND EXPENSES                                                                               $1,454.57

      Sections 10 through 18 of this supplement apply only to Classes A, B, and C of the Fund.

      10. The footnotes to the table entitled "Shareholder Fees" are revised to provide that the contingent deferred sales charge ("CDSC") applicable to Class A shares applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.

      11. The section entitled "Investment Minimums" is revised in its entirety as follows:

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Please see the Statement of Additional Information for more details on investment minimums.

      12. The call-out box entitled "Choosing a Share Class" is revised in its entirety as follows:

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B AND C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

      13. The table entitled "Class A Sales Charges" is replaced in its entirety as follows:

      For Fixed Income Funds (other than Columbia Money Market Fund and Columbia Municipal Money Market Fund):

CLASS A SALES CHARGES

                                       AS A % OF THE                            % OF OFFERING PRICE
                                      PUBLIC OFFERING       AS A % OF YOUR     RETAINED BY FINANCIAL
AMOUNT PURCHASED                           PRICE              INVESTMENT              ADVISOR
Less than $50,000                          4.75                  4.99                   4.25
$50,000 to less than $100,000              4.50                  4.71                   4.00
$100,000 to less than $250,000             3.50                  3.63                   3.00
$250,000 to less than $500,000             2.50                  2.56                   2.25
$500,000 to less than $1,000,000           2.00                  2.04                   1.75
$1,000,000 or more                         0.00                  0.00                   0.00

      For Short-Intermediate Fixed Income Funds:

CLASS A SALES CHARGES

                                       AS A % OF THE                            % OF OFFERING PRICE
                                      PUBLIC OFFERING       AS A % OF YOUR     RETAINED BY FINANCIAL
AMOUNT PURCHASED                           PRICE              INVESTMENT            ADVISOR
Less than $100,000                         3.25                  3.36                 3.00
$100,000 to less than $250,000             2.50                  2.56                 2.25
$250,000 to less than $500,000             2.00                  2.04                 1.75
$500,000 to less than $1,000,000           1.50                  1.52                 1.25
$1,000,000 or more                         0.00                  0.00                 0.00

      For Short-Term Fixed Income Funds:

CLASS A SALES CHARGES

                                      AS A % OF THE                             % OF OFFERING PRICE
                                     PUBLIC OFFERING        AS A % OF YOUR      RETAINED BY FINANCIAL
AMOUNT PURCHASED                          PRICE              INVESTMENT               ADVISOR
Less than $100,000                        1.00                  1.01                    0.75
$100,000 to less than $250,000            0.75                  0.76                    0.50
$250,000 to less than $1,000,000          0.50                  0.50                    0.40
$1,000,000 or more                        0.00                  0.00                    0.00

      14. The paragraph immediately following the table entitled "Class A Sales Charges" is revised in its entirety as follows:

Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

      15. For all Funds (other than Columbia Large Company Index Fund, Columbia Small Company Index Fund and Columbia U.S. Treasury Index Fund), the table entitled "Purchases Over $1 Million" for Class A shares is replaced in its entirety as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                           COMMISSION %
Less than $3 million                          1.00
$3 million to less than $50 million           0.50
$50 million or more                           0.25

For certain group retirement plans, financial advisors will receive a 1% commission from the distributor on all purchases less than $3 million.

      16. The section entitled "Reduced Sales Charges for Larger Investments" is revised in its entirety as follows:

      A.    What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

      B.    What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

      -     Individual accounts

      -     Joint accounts

      -     Certain IRA accounts

      -     Certain trusts

      -     UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

      C.    How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

      D.    How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, though fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

      17. All disclosure related to Class B Sales Charges under the section entitled "Sales Charges" is revised in its entirety as follows:

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

      For all Funds (other than the Short-Intermediate Fixed Income Funds):

Purchases of less than $50,000

CLASS B SALES CHARGES

                                                            % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                               SHARES ARE SOLD
Through first year                                               5.00

Through second year                                              4.00

Through third year                                               3.00

Through fourth year                                              3.00

Through fifth year                                               2.00

Through sixth year                                               1.00

Longer than six years                                            0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

      For Short-Intermediate Fixed Income Funds:

Purchases of less than $50,000

CLASS B SALES CHARGES

                                                            % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                               SHARES ARE SOLD
Through first year                                                3.00

Through second year                                               3.00

Through third year                                                2.00

Through fourth year                                               1.00

Through fifth year                                                0.00

Through sixth year                                                0.00

Longer than six years                                             0.00

Commission to financial advisors is 2.75%.

Automatic conversion to Class A shares occurs eight years after purchase.

      18. The instructions with respect to redemptions by systematic withdrawal plan in the table under the section "How to Sell Shares" are revised in their entirety as follows:

You may automatically sell a specified dollar amount or percentage of your account on a monthly, quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance requirement has been waived for wrap accounts. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

      Section 19 of this supplement applies only to Class Z of the Fund.

      19. The section entitled "Eligible Investors" is revised in its entirety as follows:

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.

IMPORTANT THINGS TO CONSIDER WHEN DECIDING ON A CLASS OF SHARES:

Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.

Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by an intermediary. Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.

Eligible Investors and their applicable investment minimums are as follows:

No minimum initial investment

- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

- Any group retirement plan, including defined benefit and defined contribution plans such as: 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of a Fund's transfer agent;

- Any investor purchasing through a Columbia Management Group state tuition plan organized under Section 529 of the Internal Revenue Code; or

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

$1,000 minimum initial investment

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (CMD) (i) who holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by CMD;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by CMD;

- Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;

- Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $1,000 minimum investment requirement);

- Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; or

- Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.

      The Funds reserve the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Funds also reserve the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

[Control #]                                                              [Date]

COLUMBIA SMALL CAP VALUE FUND              Prospectus, November 1, 2004

CLASS A, B AND C SHARES

Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   3
Your Expenses........................................   5


YOUR ACCOUNT                                            7
---------------------------------------------------------
How to Buy Shares....................................   7
Sales Charges........................................   8
How to Exchange Shares...............................  13
How to Sell Shares...................................  13
Fund Policy on Trading of Fund Shares................  14
Distribution and Service Fees........................  15
Other Information About Your Account.................  16

MANAGING THE FUND                                      19
---------------------------------------------------------
Investment Advisor...................................  19
Portfolio Manager....................................  19

FINANCIAL HIGHLIGHTS                                   20
---------------------------------------------------------

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth by investing primarily in smaller capitalization equities.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small capitalization stocks. Small capitalization stocks are stocks of companies with market capitalizations equal to or less than the largest stock in the Russell 2000 Value Index ($2.1 billion as of September 30, 2004). When purchasing securities for the Fund, the Fund's investment advisor may choose securities of companies it believes are undervalued. The Fund may invest up to 10% of its assets in foreign securities.

             -------------------------------------------------------------------

              UNDERSTANDING VALUE INVESTING

              In managing the Fund, the advisor uses a value investing
              strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." The advisor buys stocks that have attractive current prices, consistent operating
              performance and/or favorable future growth prospects. The advisor's strategy uses fundamental business and financial analyses.
             -------------------------------------------------------------------

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time.

----
 2

THE FUND

Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the advisor has placed on it.

Sector risk is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

                                                                            ----

THE FUND

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              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges. Class B share returns do not reflect Class A share returns after conversion of Class B shares to Class A shares (see the section "Your Account -- Sales Charges").

              The Fund's returns are compared to the Russell 2000 Value
              Index, an unmanaged index that tracks the performance of
              those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
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CALENDAR YEAR TOTAL RETURNS (CLASS A)

                                  (BAR CHART)

                        6.30%     37.55%     18.35%     23.88%                 4.13%     18.96%      6.86%                39.41%
                                                                   -6.16%                                      -6.95%
                        1994       1995       1996       1997       1998       1999       2000       2001       2002       2003


            The Class's year-to-date total return through  For the periods shown in bar chart:
            September 30, 2004 was +8.06%.                 Best quarter: 2nd quarter 2003, +19.22%
                                                           Worst quarter: 3rd quarter 1998, -26.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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 4

THE FUND

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2003

                                                                     1 YEAR          5 YEARS         10 YEARS
Class A (%)
  Return Before Taxes                                                 31.39           10.11           12.53
  Return After Taxes on Distributions                                 30.59            8.89           11.47
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                              20.98            8.29           10.72
-------------------------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                                 33.39           10.29           12.35
  Return After Taxes on Distributions                                 32.58            8.97           11.23
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                              22.32            8.42           10.53
-------------------------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                                 37.40           10.57           12.17(1)
  Return After Taxes on Distributions                                 36.61            9.31           11.08(1)
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                              24.90            8.69           10.38(1)
-------------------------------------------------------------------------------------------------------------
Russell 2000 Value Index (%)                                          46.03           12.28           12.70

 (1) Class C is a newer class of shares. Its performance information includes returns of the Fund's Class B shares for periods prior to its inception. Class B shares would have substantially similar annual returns because Class B and Class C shares generally have similar expense structures. Class A shares were initially offered on July 25, 1986, Class B shares were initially offered on November 9, 1992, and Class C shares were initially offered on January 15, 1996.

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

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              UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class B shares convert to Class A shares after eight years
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                                                                            ----

THE FUND

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                CLASS A         CLASS B         CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                          5.75            0.00            0.00
-------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                                1.00(2)         5.00            1.00
-------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)              (3)             (3)             (3)

 (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

 (3) There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                                CLASS A         CLASS B         CLASS C
Management fee (%)                                               0.80            0.80            0.80
-------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                        0.25            1.00            1.00
-------------------------------------------------------------------------------------------------------
Other expenses(1) (%)                                            0.40            0.40            0.40
-------------------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                         1.45            2.20            2.20

 (1) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
Class A                                                           $714          $1,007          $1,322           $2,210
------------------------------------------------------------------------------------------------------------------------
Class B:  did not sell your shares                                $223          $  688          $1,180           $2,344
          sold all your shares at
          the end of the period                                   $723          $  988          $1,380           $2,344
------------------------------------------------------------------------------------------------------------------------
Class C:  did not sell your shares                                $223          $  688          $1,180           $2,534
          sold all your shares at
          the end of the period                                   $323          $  688          $1,180           $2,534

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 6

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

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              INVESTMENT MINIMUMS

                   Initial Minimums:
                   Initial Investment..........................................  $1,000
                   Automatic Investment Plan...................................  $   50
                   Retirement Plan.............................................  $   25

              The Fund reserves the right to change these investment
              minimums. The Fund also reserves the right to refuse a
              purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
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OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                       time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to the transfer agent, Columbia
                       Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class of the Fund at no additional cost.
                       There may be an additional sales charge if exchanging from a money market fund. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       Exchanges will continue so long as your fund balance is
                       sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                       $100 minimum) by calling 1-800-345-6611. There may be an
                       additional sales charge if exchanging from a money market
                       fund. Be sure to complete the appropriate section of the
                       account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares (and, in some
                       cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if
                       exchanging from a money market fund. To invest your
                       dividends in the Fund, call 1-800-345-6611.

                                                                            ----

YOUR ACCOUNT

SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges may be reduced or waived, as described below and in the Statement of Additional Information.

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              CHOOSING A SHARE CLASS

              The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

              The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a
              separate prospectus provided to eligible institutional and other investors.
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CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES

                                                                                                      % OF OFFERING
                                                                AS A % OF                                 PRICE
                                                                THE PUBLIC           AS A %            RETAINED BY
                                                                 OFFERING           OF YOUR             FINANCIAL
AMOUNT PURCHASED                                                  PRICE            INVESTMENT            ADVISOR
Less than $50,000                                                  5.75               6.10                5.00
-------------------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                                      4.50               4.71                3.75
-------------------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                                     3.50               3.63                2.75
-------------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                                     2.50               2.56                2.00
-------------------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                                   2.00               2.04                1.75
-------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                 0.00               0.00                0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on

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 8

YOUR ACCOUNT

the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                                COMMISSION %
Less than $3 million                                                1.00
----------------------------------------------------------------------------
$3 million to less than $5 million                                  0.80
----------------------------------------------------------------------------
$5 million to less than $25 million                                 0.50
----------------------------------------------------------------------------
$25 million or more                                                 0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

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              UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

              Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your
              shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
              time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
              longest.
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REDUCED SALES CHARGES FOR LARGER INVESTMENTS.

A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

Rights of Accumulation. The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

Statement of Intent. You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint

                                                                            ----

YOUR ACCOUNT

discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.

B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

            - Individual accounts

            - Joint accounts

            - Certain IRA accounts

            - Certain trusts

            - UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.

C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.

D. How can I obtain more information about breakpoint discounts?

Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further

----
 10

YOUR ACCOUNT

information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   5.00
-------------------------------------------------------------------------------
Through second year                                                  4.00
-------------------------------------------------------------------------------
Through third year                                                   3.00
-------------------------------------------------------------------------------
Through fourth year                                                  3.00
-------------------------------------------------------------------------------
Through fifth year                                                   2.00
-------------------------------------------------------------------------------
Through sixth year                                                   1.00
-------------------------------------------------------------------------------
Longer than six years                                                0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the period during which a CDSC would apply when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation (as described above) apply, so that if the combined value of the eligible Fund accounts in all classes maintained by you and each member of your immediate family (as defined above), together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to a lower CDSC and the applicable reduced holding period, provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. This Class B share discount program for larger purchases (as further described in the charts below) is not applicable to Class B shares received by former Galaxy Fund Prime B shareholders in connection with the reorganization of the former Galaxy Fund.

                                                                            ----

YOUR ACCOUNT

PURCHASES OF $250,000 TO LESS THAN $500,000:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
-------------------------------------------------------------------------------
Through second year                                                  2.00
-------------------------------------------------------------------------------
Through third year                                                   1.00
-------------------------------------------------------------------------------
Longer than three years                                              0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
-------------------------------------------------------------------------------
Through second year                                                  2.00
-------------------------------------------------------------------------------
Through third year                                                   1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or to a financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

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 12

YOUR ACCOUNT

CLASS C SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   1.00
-------------------------------------------------------------------------------
Longer than one year                                                 0.00

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                            ----

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (and in some cases, certain other classes) of another fund
                       distributed by Columbia Funds Distributor, Inc. at no
                       additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                       address below. In your letter of instruction, note the
                       Fund's name, share class, account number, and the dollar
                       value or number of shares you wish to sell. All account
                       owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the
                       Medallion Signature Guarantee Program for amounts over
                       $100,000 or for alternate payee or mailing instructions.
                       Additional documentation is required for sales by
                       corporations, agents, fiduciaries, surviving joint owners
                       and individual retirement account owners. For details, call
                       1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell shares of the Fund and request that the
                       proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                       available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                       Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), Columbia Funds may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

----
 14

YOUR ACCOUNT

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
RULE 12B-1 PLAN The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedules applicable to Class B shares.

                                                                            ----

YOUR ACCOUNT

ADDITIONAL INTERMEDIARY COMPENSATION In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However,

----
 16

YOUR ACCOUNT

where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund distributes any dividends at least annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

                                                                            ----

YOUR ACCOUNT

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
  transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regard-less of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

----
 18

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including pricing and bookkeeping and other fees paid to Columbia Management by the Fund, amounted to 0.80% of average daily net assets of the Fund.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
STEPHEN D. BARBARO, a vice president of Columbia Management, is the manager for the Fund and has managed the Fund since June, 2002. Mr. Barbaro has been associated with Columbia Management or its predecessors since 1976.

                                                                            ----

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from July 1 to June 30, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

THE FUND

                                                                            YEAR ENDED JUNE 30,
                                                  2004             2003             2002             2001             2000
                                                Class A          Class A          Class A          Class A          Class A
                                                -------          -------          -------          -------          -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                           31.39            37.54            37.49            32.56            30.36
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (loss)(a)                  0.08             0.02            (0.20)           (0.06)           (0.10)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                11.88            (1.54)            2.42             6.38             2.30
----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                  11.96            (1.52)            2.22             6.32             2.20
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net realized gains                         (1.18)           (4.51)           (2.17)           (1.39)              --
  Return of capital                                  --            (0.12)              --               --               --
----------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders      (1.18)           (4.63)           (2.17)           (1.39)              --
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                 42.17            31.39            37.54            37.49            32.56
----------------------------------------------------------------------------------------------------------------------------
Total return(b) (%)                               38.58(c)         (2.16)(c)         6.43            19.86             7.25
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Operating expenses(d)                            1.42             1.54             1.57             1.58             1.49
  Interest expense                                   --               --(e)            --               --               --
  Net investment income (loss)(d)                  0.22             0.07            (0.55)           (0.18)           (0.33)
  Waiver/reimbursement                             0.01             0.12               --               --               --
Portfolio turnover rate (%)                          46              118               77               29               77
Net assets, end of period (000's) ($)           292,365          181,377          142,551          137,042          138,969

 (a) Per share data was calculated using average shares outstanding during the period.

 (b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

 (c) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

 (d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (e) Rounds to less than 0.01%.

----
 20

FINANCIAL HIGHLIGHTS

THE FUND

                                                                               YEAR ENDED JUNE 30,
                                                     2004             2003             2002             2001             2000
                                                   Class B          Class B          Class B          Class B          Class B
                                                   -------          -------          -------          -------          -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                              28.18            34.50            34.88            30.64            28.78
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(a)                             (0.18)           (0.19)           (0.44)           (0.31)           (0.31)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                   10.64            (1.50)            2.23             5.94             2.17
-------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                     10.46            (1.69)            1.79             5.63             1.86
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS ($):
  From net realized gains                            (1.04)           (4.51)           (2.17)           (1.39)              --
  Return of capital                                     --            (0.12)              --               --               --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders         (1.04)           (4.63)           (2.17)           (1.39)              --
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                    37.60            28.18            34.50            34.88            30.64
-------------------------------------------------------------------------------------------------------------------------------
Total return(b)(%)                                   37.58(c)         (2.93)(c)         5.65            18.83             6.46
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
(%):
  Operating expenses(d)                               2.17             2.30             2.32             2.33             2.24
  Interest expense                                      --               --(e)            --               --               --
  Net investment loss(d)                             (0.53)           (0.71)           (1.30)           (0.93)           (1.08)
  Waiver/reimbursement                                0.01             0.09               --               --               --
Portfolio turnover rate (%)                             46              118               77               29               77
Net assets, end of period (000's) ($)              213,159          118,270          231,602          240,252          238,607

 (a) Per share data was calculated using average shares outstanding during the period.

 (b) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (c) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

 (d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (e) Rounds to less than 0.01%.

                                                                            ----

FINANCIAL HIGHLIGHTS

THE FUND

                                                                             YEAR ENDED JUNE 30,
                                                   2004             2003             2002             2001             2000
                                                 Class C          Class C          Class C          Class C          Class C
                                                  ------           ------           ------           ------           ------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                            29.24            35.59            35.91            31.50            29.59
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS ($):
  Net investment loss(a)                           (0.19)           (0.19)           (0.45)           (0.31)           (0.32)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                 11.04            (1.53)            2.30             6.11             2.23
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                   10.85            (1.72)            1.85             5.80             1.91
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net realized gains                          (1.04)           (4.51)           (2.17)           (1.39)              --
  Return of capital                                   --            (0.12)              --               --               --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders       (1.04)           (4.63)           (2.17)           (1.39)              --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                  39.05            29.24            35.59            35.91            31.50
-----------------------------------------------------------------------------------------------------------------------------
Total return(b) (%)                                37.56(c)         (2.92)(c)         5.66            18.85             6.45
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Operating expenses(d)                             2.17             2.30             2.32             2.33             2.24
  Interest expense                                    --               --(e)            --               --               --
  Net investment loss(d)                           (0.53)           (0.71)           (1.30)           (0.93)           (1.08)
  Waiver/reimbursement                              0.01             0.10               --               --               --
Portfolio turnover rate (%)                           46              118               77               29               77
Net assets, end of period (000's) ($)             38,798           25,186           26,726           27,886           27,400

 (a) Per share data was calculated using average shares outstanding during the period.

 (b) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (c) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

 (d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (e) Rounds to less than 0.01%.

----
 22

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Funds Trust VI: 811-6529

- Columbia Small Cap Value Fund

--------------------------------------------------------------------------------

(ColumbiaFunds Logo)
         A Member of Columbia Management Group

         (C)2004 Columbia Funds Distributor, Inc.
         One Financial Center, Boston, MA 02111-2621
         800.426.3750  www.columbiafunds.com                    769-01/956S-0904

COLUMBIA SMALL CAP VALUE FUND           Prospectus November 1, 2004

CLASS Z SHARES

Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   3
Your Expenses........................................   5


YOUR ACCOUNT                                            7
---------------------------------------------------------
How to Buy Shares....................................   7
Eligible Investors...................................   8
Sales Charges........................................   9
How to Exchange Shares...............................   9
How to Sell Shares...................................   9
Fund Policy on Trading of Fund Shares................  10
Intermediary Compensation............................  11
Other Information About Your Account.................  12

MANAGING THE FUND                                      15
---------------------------------------------------------
Investment Advisor...................................  15
Portfolio Manager....................................  15

FINANCIAL HIGHLIGHTS                                   16
---------------------------------------------------------

Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth by investing primarily in smaller capitalization equities.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small capitalization stocks. Small capitalization stocks are stocks of companies with market capitalizations equal to or less than the largest stock in the Russell 2000 Value Index ($2.1 billion as of September 30, 2004). When purchasing securities for the Fund, the Fund's investment advisor may choose securities of companies it believes are undervalued. The Fund may invest up to 10% of its assets in foreign securities.

             -------------------------------------------------------------------

              UNDERSTANDING VALUE INVESTING

              In managing the Fund, the advisor uses a value investing
              strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." The advisor buys stocks that have attractive current prices, consistent operating
              performance and/or favorable future growth prospects. The advisor's strategy uses fundamental business and financial analyses.
             -------------------------------------------------------------------

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time.

----
 2

THE FUND

Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the advisor has placed on it.

Sector risk is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
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The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

                                                                            ----

THE FUND

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              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effect of Fund expenses.(1)

              The Fund's returns are compared to the Russell 2000 Value
              Index, an unmanaged index that tracks the performance of
              those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
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 (1) Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without sales charges. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been higher, since Class Z shares are not subject to any Rule 12b-1 fees. Class A shares were initially offered on July 25, 1986 and Class Z shares were initially offered on July 31, 1995.

CALENDAR YEAR TOTAL RETURNS (CLASS Z)(1)


                                  (BAR CHART)

                        6.30%     37.71%     18.70%     24.22%                 4.42%     19.27%      7.06%                39.79%
                                                                   -5.96%                                      -6.64%
                        1994       1995       1996       1997       1998       1999       2000       2001       2002       2003


            The Class's year-to-date total return through  For the periods shown in bar chart:
            September 30, 2004 was +8.32%.                 Best quarter: 2nd quarter 2003, +19.27%
                                                           Worst quarter: 3rd quarter 1998, -26.04%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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 4

THE FUND

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2003

                                                                   1 YEAR          5 YEARS         10 YEARS
Class Z (%)
  Return Before Taxes                                               39.79          11.71            13.45(1)
  Return After Taxes on Distributions                               38.92          10.50            12.39(1)
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                            26.47           9.72            11.57(1)
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Russell 2000 Value Index (%)                                        46.03          12.28            12.70

 (1) Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without sales charges. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been higher, since Class Z shares are not subject to any Rule 12b-1 fees. Class A shares were initially offered on July 25, 1986 and Class Z shares were initially offered on July 31, 1995.

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

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              UNDERSTANDING EXPENSES

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions
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THE FUND

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         0.00
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Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               0.00
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Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             (2)

 (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.
 (2) There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

Management fee (%)                                              0.80
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Distribution and service (12b-1) fees (%)                       0.00
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Other expenses(1) (%)                                           0.40
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Total annual fund operating expenses (%)                        1.20

 (1) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $122     $381      $660      $1,455

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 6

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with Columbia Funds Services, Inc. or your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                       time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund and mailed to Columbia Funds
                       Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
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By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund and mailed to
                       Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
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By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class of the Fund at no additional cost.
                       To exchange by telephone, call 1-800-422-3737. Please see
                       "How to Exchange Shares" for more information.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
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Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
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Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       Exchanges will continue so long as your fund balance is
                       sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                       $100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.

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YOUR ACCOUNT

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by Columbia Funds Distributor, Inc.;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Funds Distributor, Inc.; and

- Any employee (or family member of an employee) of the former FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment

- Clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and

- Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

- Any client of Fleet National Bank or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet National Bank or the subsidiary);

- A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from Columbia Funds Distributor, Inc. or through a third-party broker-dealer;

- Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

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 8

YOUR ACCOUNT

SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

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              CHOOSING A SHARE CLASS

              The Fund offers one class of shares in this prospectus --
              CLASS Z.

              The Fund also offers three additional classes of shares --
              Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
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HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

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YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into Class Z shares or Class A
                       shares (only if Class Z is not offered) of another fund
                       distributed by Columbia Funds Distributor, Inc. at no
                       additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts. For details, call 1-800-799-7526.
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By mail                You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a
                       member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature
                       Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries,
                       surviving joint owners and individual retirement account
                       owners. For details, call 1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell shares of the Fund and request that the
                       proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), Columbia Funds may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

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 10

YOUR ACCOUNT

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

INTERMEDIARY COMPENSATION
--------------------------------------------------------------------------------
The distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

                                                                            ----

YOUR ACCOUNT

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

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 12

YOUR ACCOUNT

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

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              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund distributes any dividends at least annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution

                                                                            ----

YOUR ACCOUNT

which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

----
 14

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including pricing and bookkeeping and other fees paid to Columbia Management by the Fund, amounted to 0.80% of average daily net assets of the Fund.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
STEPHEN D. BARBARO, a vice president of Columbia Management, is the manager for the Fund and has managed the Fund since June, 2002. Mr. Barbaro has been associated with Columbia Management or its predecessors since 1976.

                                                                            ----

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the last five fiscal years, which run from July 1 to June 30, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

THE FUND

                                                                             YEAR ENDED JUNE 30,
                                                   2004             2003             2002             2001             2000
                                                 Class Z          Class Z          Class Z          Class Z          Class Z
                                                  ------           ------           -----            ------           ------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                            32.24            38.28           38.09             33.01            30.70
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (loss)(a)                   0.21             0.24           (0.12)             0.02            (0.02)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                 12.19            (1.65)           2.48              6.45             2.33
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                   12.40            (1.41)           2.36              6.47             2.31
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net realized gains                          (1.23)           (4.51)          (2.17)            (1.39)              --
  Return of capital                                   --            (0.12)             --                --               --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders       (1.23)           (4.63)          (2.17)            (1.39)              --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                  43.41            32.24           38.28             38.09            33.01
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(b)                                38.94(c)          1.79(c)         6.71             20.05             7.52
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
DATA (%):
  Operating expenses(d)                             1.17             1.25            1.32              1.33             1.24
  Interest expense                                    --               --(e)           --                --               --
  Net investment income (loss)(d)                   0.52             0.82           (0.30)             0.07            (0.08)
  Waiver/reimbursement                              0.01             0.38              --                --               --
Portfolio turnover rate (%)                           46              118              77                29               77
Net assets, end of period (000's) ($)             65,526           12,558             278                21           11,431

 (a) Per share data was calculated using average shares outstanding during the period.

 (b) Total return at net asset value assuming all distributions reinvested.

 (c) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

 (d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (e) Rounds to less than 0.01%.

----
 16

NOTES

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 18

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Funds Trust VI: 811-6529

- Columbia Small Cap Value Fund

--------------------------------------------------------------------------------

(ColumbiaFunds Logo)
         A Member of Columbia Management Group

         (C)2004 Columbia Funds Distributor, Inc.
         One Financial Center, Boston, MA 02111-2621
         800.426.3750  www.columbiafunds.com                    769-01/957S-0904

                        COLUMBIA SMALL CAP VALUE FUND I
                    A SERIES OF COLUMBIA FUNDS SERIES TRUST I
                       STATEMENT OF ADDITIONAL INFORMATION
                              _______________, 2005

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of Columbia Small Cap Value Fund I (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated ____________, 2004. The SAI should be read together with the Prospectus and the most recent Annual Report dated June 30, 2005 of Columbia Small Cap Value Fund , a series of Columbia Fund Trust VI, the predecessor to the Fund (the "Predecessor Fund"). Investors may obtain a free copy of the Prospectus and Annual Report from Columbia Management Distributor, Inc. (CMD), One Financial Center, Boston, MA 02111-2621 or by calling 1-800-426-3750. The financial statements and Report of the Independent Registered Public Accounting Firm appearing in the Predecessor Fund's June 30, 2005 Annual Report are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by CMD generally and additional information about certain securities and investment techniques described in the Fund's Prospectuses.

TABLE OF CONTENTS

PART 1                                                                                    PAGE
Definitions                                                                                b
Organization and History                                                                   b
Investment Goal and Policies                                                               b
Fundamental Investment Policies                                                            b
Other Investment Policies                                                                  c
Fund Charges and Expenses                                                                  c
Custodian of the Fund                                                                      l
Independent Registered Public Accounting Firm of the Fund                                  l

PART 2

Miscellaneous Investment Practices                                                       [   ]
Taxes                                                                                    [   ]
Additional Tax Matters Concerning Trust Shares                                           [   ]
Management of the Funds                                                                  [   ]
Determination of Net Asset Value                                                         [   ]
How to Buy Shares                                                                        [   ]
Special Purchase Programs/Investor Services                                              [   ]
Programs for Reducing or Eliminating Sales Charges                                       [   ]
How to Sell Shares                                                                       [   ]
Distributions                                                                            [   ]
How to Exchange Shares                                                                   [   ]
Suspension of Redemptions                                                                [   ]
Shareholder Liability                                                                    [   ]
Shareholder Meetings                                                                     [   ]
Appendix I                                                                               [   ]
Appendix II                                                                              [   ]

                                     PART 1
                         COLUMBIA SMALLCAP VALUE FUND I
                       STATEMENT OF ADDITIONAL INFORMATION
                                __________, 2005

DEFINITIONS

   "Trust"     Columbia Funds SeriesTrust I
   "Fund"      Columbia SmallCap Value Fund I
   "Advisor"   Columbia Management Advisors, Inc., the Fund's investment advisor
   "CMD"       Columbia Management Distributor, Inc., the Fund's distributor
   "CMS"       Columbia Management Services, Inc., the Fund's shareholder services and transfer agent

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1987. The Fund is an open-end diversified management investment company representing the entire interest in a separate series of the Trust. The Fund commenced investment
operations as a series of the Trust on     , 2006. Prior to    , 2006 (the "Fund
Reorganization Date"), the Fund was organized as a series of Columbia Funds Trust [ ], a Massachusetts business trust (the "Predecessor Fund") that commenced investment operations on July 25, 1986. The information provided for the Fund in this SAI for periods prior to the Fund Reorganization Date relates to the Predecessor Fund. The Trust changed its name from "Liberty-Stein Roe Funds Municipal Trust" to "Columbia Funds Trust IX" effective October 13, 2003. Effective ____________, 2005, the name of the Trust was changed from "Columbia Funds Trust IX" to its current name.

INVESTMENT GOAL AND POLICIES

The Fund's Prospectuses describe the Fund's investment goal and policies. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Fund:

   Small Companies
   Foreign Securities
   Short-Term Debt Instruments
   Short-Term Trading
   Repurchase Agreements
   Futures Contracts and Related Options
   Exchange-traded Funds ("ETFs")
   REITs
   American, European, Continental and Global Depository Receipts

Except as indicated below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940, as amended ("1940 Act"), provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

As fundamental policies, the Fund may not:

1. Underwrite any issue of securities issued by other persons within the meaning of the Securities Act of 1933, as amended (the "1933 Act") except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.

                                        b

2. Purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

3. Purchase or sell commodities, except that the Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

OTHER INVESTMENT POLICIES

As non-fundamental investment policies, which may be changed without a shareholder vote, the Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities;

3.    Invest more than 15% of its net assets in illiquid assets.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the 1940 Act's diversification requirement, an issuer is the entity whose revenues support the security.

FUND CHARGES AND EXPENSES

Effective November 1, 2003, under the Fund's management agreement, the Fund pays the Advisor a monthly fee at the annual rate of 0.80% of the first $500 million of average daily net assets, 0.75% of the next $500 million of average daily net assets and 0.70% of average daily net assets in excess of $1 billion.

Prior to November 1, 2003, under the Fund's prior management agreement, the Fund paid the Advisor a monthly fee at the annual rate of 0.80% of the first $1 billion of the average daily net assets of the Fund and 0.75% in excess of $1 billion.

The Advisor is responsible for providing accounting and bookkeeping services to the Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:

                                        c

-     an annual flat fee of $10,000, paid monthly; and

- in any month that the Fund has average net assets of more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement:

The Fund reimburses the Advisor for out-of-pocket expenses and charges, including all fees payable to third parties (other than State Street) for providing pricing data.

Effective November 1, 2003, the Fund pays a shareholder servicing and transfer agency fee to CMS as follows:

An annual open account fee of $28 per open account plus the Fund's allocated share of reimbursement for the out-of-pocket expenses of CMS.

Prior to November 1, 2003, the Fund paid a shareholders' servicing and transfer agency fee to CMS as follows:

- An account fee for each open account of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

- An account fee for each closed account of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

- A transaction fee of $1.40 per transaction occurring in Fund accounts during any month; plus

- A monthly fee at the rate of 0.06% per annum of the average daily closing value of the total net assets of the Fund for such month; plus

- The Fund's allocated share of CMS' out-of-pocket expenses, including fees payable to DST Systems, Inc. (DST) under a remote services agreement with DST and recovery of one-time expenses for the conversion to DST's account processing system at a rate of 1/24th of such one-time expenses per month.

RECENT FEES PAID TO THE ADVISOR, CMD AND CMS (dollars in thousands)

                                                   Year ended June 30,
                                              2005          2004        2003
                                              ----         ------      ------
Management fee                                             $4,155      $2,869
Pricing and bookkeeping fee                                   157         138
Transfer agent fee                                          1,488       1,745
12b-1 fees:
  Service fee (Class A)                                       596         365
  Service fee (Class B)                                       523         462
  Service fee (Class C)                                        80          58
  Distribution fee (Class B)                                1,569       1,393
  Distribution fee (Class C)                                  240         174
  Fees waived or reimbursed by Advisor                         74         154

BROKERAGE COMMISSIONS (dollars in thousands)

                                                   Year ended June 30,
                                              2005        2004        2003
                                              ----        ----        ----
Total commissions                                         $2,435      $3,090
Directed transactions(a)                                   1,153           0

Commissions on directed transactions                           2           0

Commissions paid to AlphaTrade Inc.(b)                         0           0
% of Aggregate Commissions                                     0           0

                                        d

% of Aggregate Dollar Amount of
             Brokerage Transactions                            0           0

Commissions paid to Bank of America
Securities                                                     0     N/A (c)
% of Aggregate Commissions                                     0           0
% of Aggregate Dollar Amount of
             Brokerage Transactions                            0           0

Commissions paid to Fleet Institutional
Trading (a division of Fleet Securities, Inc.)                 0           0
% of Aggregate Commissions                                     0           0
% of Aggregate Dollar Amount of
          Brokerage Transactions                               0           0

(a) See "Management of the Funds-Portfolio Transactions-Brokerage and Research Services" in Part 2 of this SAI.

(b) Affiliated broker-dealer used for buying or selling equity securities for the Fund.

(c) Prior to the period from April 1, 2004 through June 30, 2004, this entity was not an affiliate of the Fund.

The Trust is required to identify any securities of its "regular brokers or dealers" that the Fund has acquired during its most recent fiscal year. At June 30, 2005, the Fund held securities of its regular brokers or dealers as set forth below:

             BROKER/DEALER                             VALUE

TRUSTEES AND TRUSTEES' FEES

Fund Complex consists of the following funds:

The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia Funds Trust VII, the series of Liberty Variable Investment Trust and 8 closed-end or interval management investment company portfolios (the "Liberty Funds").

The series of Columbia Funds Trust VIII, the series of Columbia Funds Trust IX, the series of Columbia Funds Trust XI and the series of SteinRoe Variable Investment Trust (the "Stein Roe Funds").

Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (the "All-Star Funds").

Columbia Management Multi-Strategy Hedge Fund, LLC.

Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust (the "Columbia Funds").

The series of The Galaxy Funds (the "Galaxy Funds").

The series of Columbia Acorn Trust and the series of Wanger Advisors Trust (the "Acorn Funds" and "WAT Funds," respectively).

                                        e

The Advisor or its affiliates pay the compensation of all the officers of the funds in the Fund Complex advised by the Advisor, including the Trustees who are affiliated with the Advisor. For the fiscal year ended June 30, 2005 and the calendar year ended December 31, 2004, the Trustees received the following compensation for serving as Trustees:

                                                                          Total Compensation from
                                                      Aggregate              the Columbia Fund
                                Pension or          Compensation            Complex Paid to the
                                Retirement          from the Fund            Trustees for the
                            Benefits Accrued as    for the Fiscal                Calendar
                                  Part of            Year ended                 Year Ended
     Trustee                 Fund Expenses (b)      June 30, 2005          December 31, 2004 (a)
---------------------       -------------------    --------------         -----------------------
Douglas A. Hacker                  N/A                  [ ]                       135,000
Janet Langford Kelly               N/A                  [ ]                       148,500
Richard W. Lowry                   N/A                  [ ]                       150,700
William E. Mayer                   N/A                  [ ]                       166,700
Charles R. Nelson                  N/A                  [ ]                       141,500
John J. Neuhauser                  N/A                  [ ]                       158,284
Patrick J. Simpson                 N/A                  [ ](e)                    129,000
Thomas Stitzel                     N/A                  [ ]                       149,000
Thomas C. Theobald(c)              N/A                  [ ]                       172,500
Anne-Lee Verville(d)               N/A                  [ ]                       157,000
Richard L. Woolworth               N/A                  [ ]                       131,000

(a) As of December 31, 2004, the Fund Complex consisted of 127 open-end and 11 closed-end management investment company portfolios.

(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(c) During the fiscal year ended June 30, 2005, and the calendar year ended December 31, 2004, Mr. Theobald deferred $_____ of his compensation from the Fund and $90,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Theobald's account under that plan was $157,328.

(d) During the fiscal year ended June 30, 2005, and the calendar year ended December 31, 2004, Ms. Verville deferred $_____ of her compensation from the Fund and $55,000 of her total compensation from the Fund Complex, pursuant to the deferred compensation plan. At December 31, 2004, the value of Ms. Verville's account under that plan was $653,275.

(e) During the fiscal year ended June 30, 2005, Mr. Simpson deferred $_______ of his compensation from the Fund pursuant to the deferred compensation plan. During the calendar year ended December 31, 2004, Mr. Simpson deferred $129,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Simpson's account under that plan was $ 143,646.

Role of the Board of Trustees

      The Trustees of the Funds are responsible for the overall management and supervision of the Fund's affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with service providers for the Fund and review the Fund's performance. The Trustees have created several committees to perform specific functions for the Fund. Mr. Theobald was elected Chairman of the Board of Trustees of the Liberty Funds, Stein Roe Funds and Columbia Funds effective December, 2003.

                                        f

Audit Committee

     Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Nelson and Neuhauser were members of the Audit Committee of the Board of Trustees of the Fund. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent registered public accounting firm, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Funds and certain service providers. For the fiscal year ended June 30, 2005, the Audit Committee convened [ ] times.

Governance Committee

     Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald were members of the Governance Committee of the Board of Trustees of the Fund. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Fund. For the fiscal year ended June 30, 2005, the Governance Committee convened [ ] times.

Advisory Fees & Expenses Committee

     Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees and Expenses Committee of the Board of Trustees of the Fund. Prior to October 8, 2003, Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald were members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Fund. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. For the fiscal year ended June 30, 2005, the Advisory Fees & Expenses Committee convened [ ] times.

Compliance Committee

Ms. Kelly, Messrs. Nelson and Simpson and Ms. Verville are members of the Compliance Committee of the Board of Trustees of the Fund. Prior to August 10, 2004, Ms. Kelly, Mr. Nelson and Ms. Verville were members of the Compliance Committee of the Board of Trustees of the Fund. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Trust. The Committee uses legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Trust's investment adviser, principal underwriter and transfer agent. For the fiscal year ended June 30, 2005, the Compliance Committee convened [ ] times.

Investment Oversight Committees

Beginning in 2004, each Trustee of the Funds also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Fund Complex and gives particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Fund Complex which they review:

       IOC#1: Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing funds in the following asset categories: Large Growth Diversified, Large Growth Concentrated, Small Growth, Outside Managed (i.e., sub-advised), Municipal and Bank Loan.

                                        g

      IOC#2: Mr. Hacker and Ms. Verville are responsible for reviewing funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed Income - Multi Sector, Fixed Income - Core and Young Investor.

      IOC#3: Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Large Value, Mid Cap Value, Small Value, Asset Allocation, High Yield and Money Market.

      IOC#4: Messrs. Nelson, Simpson and Woolworth are responsible for reviewing funds in the following asset categories: Large/Multi-Cap Blend, Mid Cap Growth, Small Growth, Asset Allocation, Specialty Equity and Taxable Fixed Income.

Share Ownership

     The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004 (i) in the Fund and
(ii) in the funds in the Fund Complex.

                                                                        Aggregate Dollar Range of Equity
                                      Dollar Range of Equity       Securities Owned in All Funds Overseen by
   Name of Trustee                 Securities Owned in The Fund             Trustee in Fund Complex
----------------------             ----------------------------    -----------------------------------------
DISINTERESTED TRUSTEES                         [ ]
Douglas A. Hacker                                                                Over $100,000
Janet Langford Kelly                                                             Over $100,000
Richard W. Lowry                                                                 Over $100,000
Charles R. Nelson                                                                Over $100,000
John J. Neuhauser                                                                Over $100,000
Patrick J. Simpson                                                               Over $100,000
Thomas E. Stitzel                                                                Over $100,000
Thomas C. Theobald                                                               Over $100,000
Anne-Lee Verville (a)                                                            Over $100,000
Richard L. Woolworth                                                             Over $100,000

INTERESTED TRUSTEES
William E. Mayer                               None                            $50,001 - $100,000

(a) Ms. Verville has elected to defer her compensation as a Trustee under the deferred compensation plan for independent Trustees of the Fund Complex. The value of her deferred compensation is determined as if the amounts had been invested, as of the date of deferral, in shares of one or more funds in the Fund Complex as specified by her. At December 31, 2004, the value of her deferred compensation account exceeded $100,000.

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Fund's portfolio managers managed as of _____________, 2005.

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                         OTHER SEC-REGISTERED
                        OPEN-END AND CLOSED-END      OTHER POOLED INVESTMENT
PORTFOLIO MANAGER               FUNDS                        VEHICLES               OTHER ACCOUNTS
-----------------       -----------------------      -----------------------      -------------------
                        Number of                    Number of                    Number of    Assets
                        accounts     Assets          accounts     Assets          accounts
                        --------     ------          --------     ------          --------
Name[*]
Name
Name

[* Information for Mr./Ms. [ ], who began managing the Predecessor Fund after its fiscal year end, is as of [recent practicable date].]

See "Management -- Portfolio Transactions -- Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how the Adviser addresses potential conflicts of interest resulting from an individual's management of more than one account.

OWNERSHIP OF SECURITIES

The table below shows the dollar ranges of shares of the Predecessor Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio managers listed above at the end of the Predecessor Fund's most recent fiscal year:

                                  Dollar Range of Equity Securities in the Fund Beneficially
Portfolio Manager                                             Owned
-----------------                 -----------------------------------------------------------
Name[*]

[* Information for Mr./Ms. [ ], who began managing the Fund after its most recent fiscal year end, is as of [recent practicable date].]

COMPENSATION

As of the Predecessor Fund's most recent fiscal year end, the portfolio managers received all of their compensation from the Adviser and its parent company, Columbia Management Group, in the form of salary, bonus, stock options and restricted stock. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmark[s] noted below, emphasizing the manager's three- and five-year performance. The Adviser may also consider the portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall business performance.

     PORTFOLIO MANAGER                                  PERFORMANCE BENCHMARK
---------------------------                             ---------------------
[Name of Portfolio Manager]                             [Benchmark]

The size of the overall bonus pool each year is determined by Columbia Management Group and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser's profitability for the year, which is influenced by assets under management.

OWNERSHIP OF THE FUND

As of record on September 30, 2004, the officers and Trustees of the Trust as a group owned less than 1% of the then outstanding shares of the Fund.

As of record on September 30, 2004, the following shareholders owned 5% or more of one or more of each class of the Fund's outstanding shares:

Class A Shares

Charles Schwab & Co., Inc.                                             [9.91]%
101 Montgomery Street
San Francisco, CA 94104-4122

New York Life Trust Company                                            [5.85]%
846 University Avenue
Norwood, MA 02062-2641

Class B Shares

Merrill Lynch Pierce Fenner & Smith                                    [6.29]%
For the Sole Benefit of its Customers
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL 32246-6484

Class C Shares

Merrill Lynch Pierce Fenner & Smith                                   [16.83%]
For the Sole Benefit of its Customers
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL 32246-6484

Class Z Shares

Fleet National Bank                                                   [62.12]%
FBO Columbia Omnibus C/C
P.O. Box 92800
Rochester, NY 14692-8900

Fleet National Bank                                                   [21.23]%
FBO Columbia Omnibus C/R
P.O. Box 92800
Rochester, NY 14692-8900

Fleet National Bank                                                    [6.65]%
FBO Columbia Omnibus R/R
P.O. Box 92800
Rochester, NY 14692-8900

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SALES CHARGES (dollars in thousands)

                                                           Class A Shares
                                                         Year ended June 30,
                                                     2005        2004       2003
                                                     ----        ----       ----
Aggregate initial charges on Fund share sales                    $564       $250
Initial sales charges retained by CMD                              79         11
Aggregate contingent deferred sales charges
(CDSCs) on Fund redemptions retained by CMD                         9          2

                                                            Class B Shares
                                                         Year ended June 30,
                                                     2005        2004       2003
                                                     ----        ----       ----
Aggregate CDSCs on Fund redemptions retained by
CMD                                                              $ 263      $ 400

                                                            Class C Shares
                                                         Year ended June 30,
                                                     2005        2004       2003
                                                     ----        ----       ----
Aggregate CDSCs on Fund redemptions retained by
CMD                                                               $ 4        $ 3

12b-1 PLAN, CDSC AND CONVERSION OF SHARES

The Fund offers four classes of shares - Class A, Class B, Class C and Class Z. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 plan (Plan) pursuant to Rule 12b-1 under the 1940 Act for each of Classes A, B and C. Under the Plan, the Fund pays CMD monthly a service fee at an annual rate of 0.25% of the net assets attributed to Classes A, B and C. The Fund also pays CMD monthly a distribution fee at an annual rate of 0.75% of the average daily net assets attributed to Classes B and C. CMD may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CMD's expenses, CMD may realize a profit from the fees.

The Plan authorizes any other payments by the Fund to CMD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirectly financing the distribution of Fund shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility that could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments to the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees of the Trust who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value subject to a CDSC if redeemed within a certain number of years after purchase depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectuses for the Fund.

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No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares, having an equal value, which are not subject to the distribution fee. See the prospectus for a description of the different programs.

SALES-RELATED EXPENSES (dollars in thousands) of CMD relating to the Fund were:

                                                               Year ended June 30, 2005
                                                               ------------------------
                                                         Class A        Class B        Class C
                                                         Shares         Shares         Shares
                                                         ------         ------         ------
Fees to FSFs                                               $844         $ 1,205        $   160
Cost of sales material relating to the Fund
  (including printing and mailing expenses)                  90              25             12
Allocated travel, entertainment and other
promotional expenses (including advertising)                304              86             40

CUSTODIAN OF THE FUND

State Street Bank & Trust Company, located at 2 Avenue de Lafayette, Boston, Massachusetts, 02111-2900, is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE FUND

PricewaterhouseCoopers LLP, located at 125 High Street, Boston, Massachusetts 02110-1707, is the Fund's independent registered public accounting firm, providing audit and tax return review services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated and the financial highlights included in the Prospectuses have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.

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                      STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include the series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Columbia Funds Trust VIII, Columbia Funds Series Trust I (formerly named Columbia Funds Trust IX) and Columbia Funds Trust XI (each a Trust and together, the Trusts, also known as Fund Complex). In certain cases, the discussion applies to some, but not all, of the Funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING

In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.

SHORT SALES

A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

LOWER-RATED DEBT SECURITIES

Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the Fund's achievement of its investment goal; and

4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

COMMON STOCK, PREFERRED STOCK AND WARRANTS

Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the company's capital stock at a set price for a specified period of time.

FOREIGN SECURITIES

The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a sub-custodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

The Fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

EXCHANGE-TRADED FUNDS ("ETFS"). The Fund may invest in ETFs up to the maximum amount allowable under the 1940 Act. ETFs are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international.

ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.

The Fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders of the Fund may also indirectly bear similar expenses of an ETF.

ZERO COUPON SECURITIES (ZEROS)

The Fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)

The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSIT are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by a business to finance short-term needs (including promissory notes with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement in which the Fund would be allowed to invest directly.

CERTIFICATES OF DEPOSIT are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. TIME DEPOSITS are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central

Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund.

BANK OBLIGATIONS include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part 1 of this SAI. For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a Fund's assets that may be invested in STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component is usually volatile in response to changes in interest rates.

In U.S. TREASURY ROLLS, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

COMMERCIAL PAPER is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

STRIPPED OBLIGATIONS

To the extent consistent with their investment objective, Funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the Funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Funds' Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

MUNICIPAL SECURITIES

Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this SAI and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, each

Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

PRIVATE ACTIVITY BONDS

The Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

MUNICIPAL LEASE OBLIGATIONS

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

SECURITIES LOANS

The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

INTERFUND BORROWING AND LENDING

The Fund may lend money to and borrow money from other affiliated registered open-end investment companies. The Fund may borrow through the program when the Advisor believes borrowing is appropriate and the costs are equal to or lower than the costs of bank loans. When borrowing money, the Fund is subject to the risk that the securities the Fund acquires with the borrowed money or would otherwise have sold will decline in value. When lending money, the Fund is subject to the risk that the borrower will be unwilling or unable to make timely payments of interest or principal.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)

The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Fund from the transaction.

REITS

The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy.

ASSET-BACKED SECURITIES

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively lengthen the expected maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

CUSTODY RECEIPTS AND TRUST CERTIFICATES. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly "disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

LINE OF CREDIT

The Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goal and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian..

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities;

three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

MUNICIPAL BOND INDEX FUTURES CONTRACTS. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

OPTIONS ON FUTURES CONTRACTS. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The Funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

OPTIONS ON FOREIGN STOCK INDICES. The Funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

SWAP AGREEMENTS (SWAPS, CAPS, COLLARS AND FLOORS)

The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

EQUITY SWAPS

The Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

RISK FACTORS IN EQUITY SWAP TRANSACTIONS. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the portfolio managers do not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. See "Taxes" for information on tax risks associated with equity swaps.

FOREIGN CURRENCY TRANSACTIONS

The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

PARTICIPATION INTERESTS

The Fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

VARIABLE AND FLOATING RATE OBLIGATIONS

Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

If a variable or floating rate instrument is not rated, the Fund's Advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

CURRENCY SWAPS. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

GUARANTEED INVESTMENT CONTRACTS

Pursuant to guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.

The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.

BANK INVESTMENT CONTRACTS

Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the Funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

LOAN PARTICIPATIONS

Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

STRUCTURED INVESTMENTS

Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.

Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.

YANKEE OBLIGATIONS

Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

AMERICAN, EUROPEAN, CONTINENTAL AND GLOBAL DEPOSITARY RECEIPTS

American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

TEMPORARY CASH BALANCES

The Funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.

TAXES

In this section, all discussions of taxation at the shareholder and fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

FEDERAL TAXES. Although it may be one of several series in a single trust, the Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (Code). The Fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets.

To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer, other than U.S. government securities or other regulated investment companies; or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (c) distribute with respect to each year at least 90% of its taxable net investment income, its tax-exempt interest income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation , provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do not apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of
(c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. As a regulated investment company that is accorded special tax treatment, the Fund will not be subject to any federal income taxes on its net investment income and net realized capital gains that it distributes to shareholders on the form of dividends and in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" accorded special tax treatment in any taxable year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions (including any distributions of net tax-exempt income and net long-term capital gains) would generally be taxable as ordinary income to the shareholders, except to the extent they were treated as "qualified dividend income," as described below. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the federal corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends may be, however, includable in adjusted current earnings for purposes of computing corporate federal AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces tax basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.

FUND DISTRIBUTIONS. Distributions from the Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) will generally be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning on or before December 31, 2008.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price of the shareholder paid). Distributions are taxable whether received in cash or in Fund shares.

QUALIFIED DIVIDEND INCOME. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. With respect to a Fund investing in bonds, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

In general, distributions of investment income properly designated by the Fund as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt Fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder (but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes). The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

Income from certain "private activity bonds" issued after August 7, 1986, is treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time Fund shares are held by the shareholder.

A tax-exempt Fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the Fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users, as further defined in the Code. Income derived from the Fund's investments other than tax-exempt instruments may give rise to taxable income. The Fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of Fund shares to the extent of tax-exempt dividends paid during that period. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Under Treasury regulations, if on a disposition of Fund shares a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder will likely have to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. You are advised to consult with your tax advisor.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to backup withholding for taxpayers who fail to furnish a correct taxpayer identification number, who have under-reported dividend or interest income, or who fail to certify to the Fund that the shareholder is a United States person and is not subject to the withholding. This number and certification may be provided by either a Form W-9 or the accompanying application. In certain instances, CMS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This may produce a difference between the Fund's book income and its taxable income possibly accelerating distributions or converting distributions of book income and gains to returns of capital for book purposes.

If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal income tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund." A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

NON-U.S. SHAREHOLDERS. In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the recent legislation, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S.

person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Recent legislation modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the legislation, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning on September 1, 2005) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES (THIS SECTION IS APPLICABLE ONLY TO THE COLUMBIA TAX-MANAGED GROWTH FUND)

FEDERAL GIFT TAXES. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.

Under the Columbia Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceed $11,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.

Under the Columbia Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.

No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), including taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount, which is $1,000,000 for gifts made after December 31, 2001, and before January 1, 2010.

Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's Federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.

The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $22,000.

The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

GENERATION-SKIPPING TRANSFER TAXES

If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Columbia Advantage Plan and does not exceed the available annual exclusion amount. An exemption (the "GST exemption"), equal to $1.5 million in 2005, is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate (47% for gifts made in 2005) on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.

INCOME TAXES

The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Columbia Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.

Under the Columbia Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.

If the donor selects the Columbia Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 35%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 15%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.

When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

CONSULTATION WITH QUALIFIED ADVISOR

Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.

MANAGEMENT OF THE FUNDS The Advisor provides administrative and management services to the Funds. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. (NPMI), merged into Columbia Management Advisors, Inc. Each of the four merging companies was a registered investment advisor and advised various Funds in the Fund Complex. The Advisor, located at 100 Federal Street, Boston, Massachusetts 02110, is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. The Advisor has been an investment advisor since 1969.

In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. (NFMI), a subsidiary of NPMI and a registered investment advisor that advised several Funds in the Fund Complex, merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the Advisor to the Funds previously advised by NFMI.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 49)        Trustee       1996       Executive Vice President -         101        Nash Finch Company (food
P.O. Box 66100                                             Strategy of United Airlines                         distributor)
Chicago, IL 60666                                          (airline) since December,
                                                           2002 (formerly President of
                                                           UAL Loyalty Services
                                                           (airline) from September,
                                                           2001 to December, 2002;
                                                           Executive Vice President
                                                           and Chief Financial Officer
                                                           of United Airlines from
                                                           July, 1999 to September,
                                                           2001; Senior Vice
                                                           President-Finance from
                                                           March, 1993 to July, 1999).

Janet Langford Kelly (Age 47)     Trustee       1996       Partner, Zelle, Hofmann,           101                    None
9534 W. Gull Lake Drive                                    Voelbel, Mason & Gette LLP
Richland, MI 49083-8530                                    (law firm) since March,
                                                           2005; Adjunct Professor of
                                                           Law, Northwestern
                                                           University, since
                                                           September, 2004 (formerly
                                                           Chief Administrative
                                                           Officer and Senior Vice
                                                           President, Kmart Holding
                                                           Corporation (consumer
                                                           goods), from September,
                                                           2003 to March, 2004;
                                                           Executive Vice
                                                           President-Corporate
                                                           Development and
                                                           Administration, General
                                                           Counsel and Secretary,
                                                           Kellogg Company (food
                                                           manufacturer), from
                                                           September, 1999 to August,
                                                           2003; Senior Vice
                                                           President, Secretary and
                                                           General Counsel, Sara Lee
                                                           Corporation (branded,
                                                           packaged, consumer-products
                                                           manufacturer) from January,
                                                           1995 to September, 1999).

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Richard W. Lowry (Age 69)         Trustee       1995       Private Investor since            103(3)                  None
10701 Charleston Drive                                     August, 1987 (formerly
Vero Beach, FL 32963                                       Chairman and Chief
                                                           Executive Officer, U.S.
                                                           Plywood Corporation
                                                           (building products
                                                           manufacturer)).

Charles R. Nelson (Age 62)        Trustee       1981       Professor of Economics,           101                     None
Department of Economics                                    University of Washington,
University of Washington                                   since January, 1976; Ford
Seattle, WA 98195                                          and Louisa Van Voorhis
                                                           Professor of Political
                                                           Economy, University of
                                                           Washington, since
                                                           September, 1993 (formerly
                                                           Director, Institute for
                                                           Economic Research,
                                                           University of Washington
                                                           from September, 2001 to
                                                           June, 2003); Adjunct
                                                           Professor of Statistics,
                                                           University of Washington,
                                                           since September, 1980;
                                                           Associate Editor, Journal
                                                           of Money Credit and
                                                           Banking, since September,
                                                           1993; consultant on
                                                           econometric and statistical
                                                           matters.

John J. Neuhauser (Age 62)        Trustee       1985       Academic Vice President and       103(3)        Saucony, Inc. (athletic
84 College Road                                            Dean of Faculties since                                footwear)
Chestnut Hill, MA 02467-3838                               August, 1999, Boston
                                                           College (formerly Dean,
                                                           Boston College School of
                                                           Management from September,
                                                           1977 to August, 1999).

Patrick J. Simpson (Age 61)       Trustee       2000       Partner, Perkins Coie             101                     None
1120 N.W. Couch Street                                     L.L.P. (law firm).
Tenth Floor
Portland, OR 97209-4128

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas E. Stitzel (Age 69)        Trustee       1998       Business Consultant since          101                    None
2208 Tawny Woods Place                                     1999 (formerly Professor of
Boise, ID 83706                                            Finance from 1975 to 1999,
                                                           College of Business, Boise
                                                           State University);
                                                           Chartered Financial
                                                           Analyst.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 68)       Trustee       1996       Partner and Senior Advisor,        101            Anixter International
8 Sound Shore Drive,                and                    Chicago Growth Partners                             (network support
Suite 285                        Chairman                  (private equity investing)                       equipment distributor);
Greenwich, CT 06830               of the                   since September, 2004                              Ventas, Inc. (real
                                   Board                   (formerly Managing                                  estate investment
                                                           Director, William Blair                            trust); Jones Lang
                                                           Capital Partners (private                         LaSalle (real estate
                                                           equity investing) from                          management services) and
                                                           September, 1994 to                                Ambac Financial Group
                                                           September, 2004).                                  (financial guaranty
                                                                                                                  insurance)

Anne-Lee Verville (Age 59)        Trustee       1998       Retired since 1997                 101          Chairman of the Board of
359 Stickney Hill Road                                     (formerly General Manager,                      Directors, Enesco Group,
Hopkinton, NH 03229                                        Global Education Industry,                      Inc. (designer, importer
                                                           IBM Corporation (computer                          and distributor of
                                                           and technology) from 1994                             giftware and
                                                           to 1997).                                             collectibles)

Richard L. Woolworth (Age 64)     Trustee       1991       Retired since December 2003        101            Northwest Natural Gas
100 S.W. Market Street                                     (formerly Chairman and                          Co. (natural gas service
#1500                                                      Chief Executive Officer,                                provider)
Portland, OR 97207                                         The Regence Group (regional
                                                           health insurer); Chairman
                                                           and Chief Executive
                                                           Officer, BlueCross
                                                           BlueShield of Oregon;
                                                           Certified Public
                                                           Accountant, Arthur Young &
                                                           Company)

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
INTERESTED TRUSTEE
William E. Mayer(2) (Age 65)      Trustee       1994       Partner, Park Avenue Equity       103(3)         Lee Enterprises (print
399 Park Avenue                                            Partners (private equity)                        media), WR Hambrecht +
Suite 3204                                                 since February, 1999                             Co. (financial service
New York, NY 10022                                         (formerly Partner,                                 provider); Reader's
                                                           Development Capital LLC                           Digest (publishing);
                                                           from November, 1996 to                             OPENFIELD Solutions
                                                           February, 1999).                                    (retail industry
                                                                                                             technology provider)

(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

                                              Year First
                                              Elected or
                                  Position     Appointed                            Principal Occupation(s)
     Name, Address and Age       with Funds    to Office                             During Past Five Years
------------------------------   ----------   ----------   -------------------------------------------------------------------------
OFFICERS
Christopher L. Wilson (Age 48)    President      2004      Head of Mutual Funds since August, 2004 and Senior Vice President of the
One Financial Center                                       Advisor since January, 2005; President of the Columbia Funds, Liberty
Boston, MA 02111                                           Funds and Stein Roe Funds since October, 2004; President and Chief
                                                           Executive Officer of the Nations Funds since January, 2005; President of the Galaxy Funds since April 2005; Director of Bank of America Global
                                                           Liquidity Funds, plc since May 2005; Director of Banc of America Capital
                                                           Management (Ireland), Limited since May 2005; Senior Vice President of
                                                           BACAP Distributors LLC since January, 2005; Director of FIM Funding, Inc.
                                                           since January, 2005; Senior Vice President of Columbia Management
                                                           Distributors, Inc. since January, 2005; Director of Columbia Management
                                                           Services, Inc. since January, 2005 (formerly President and Chief
                                                           Executive Officer, CDC IXIS Asset Management Services, Inc. from
                                                           September, 1998 to August, 2004).

J. Kevin Connaughton (Age 40)     Treasurer      2000      Treasurer of the Columbia Funds since October, 2003 and of the Liberty
One Financial Center                                       Funds, Stein Roe Funds and All-Star Funds since December, 2000; Vice
Boston, MA 02111                                           President of the Advisor since April, 2003 (formerly President of the
                                                           Columbia Funds, Liberty Funds and Stein Roe Funds from February, 2004 to
                                                           October, 2004; Chief Accounting Officer and Controller of the Liberty
                                                           Funds and All-Star Funds from February, 1998 to October, 2000); Treasurer of the Galaxy Funds since September, 2002 (formerly Treasurer from
                                                           December, 2002 to December, 2004 and President from February, 2004 to
                                                           December, 2004 of the Columbia Management Multi-Strategy Hedge Fund, LLC;
                                                           Vice President of Colonial Management Associates, Inc. from February,
                                                           1998 to October, 2000).

Mary Joan Hoene (Age 55)           Senior        2004      Senior Vice President and Chief Compliance Officer of the Columbia Funds,
100 Federal Street                  Vice                   Liberty Funds, Stein Roe Funds and All-Star Funds since August, 2004;
Boston, MA 02110                  President                Chief Compliance Officer of the Columbia Management Multi-Strategy Hedge
                                  and Chief                Fund, LLC since August, 2004; Chief Compliance Officer of the BACAP
                                 Compliance                Alternative Multi-Strategy Hedge Fund LLC since October, 2004 (formerly
                                   Officer                 Partner, Carter, Ledyard & Milburn LLP from January, 2001 to August,
                                                           2004; Counsel, Carter, Ledyard & Milburn LLP from November, 1999 to
                                                           December, 2000; Vice President and Counsel, Equitable Life Assurance
                                                           Society of the United States from April, 1998 to November, 1999).

Michael G. Clarke (Age 35)          Chief        2004      Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein Roe
One Financial Center             Accounting                Funds and All-Star Funds since October, 2004 (formerly Controller of the
Boston, MA 02111                   Officer                 Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds from
                                                           May, 2004 to October, 2004; Assistant Treasurer from June, 2002 to May,
                                                           2004; Vice

                                                           President, Product Strategy & Development of the Liberty Funds and Stein
                                                           Roe Funds from February, 2001 to June, 2002; Assistant Treasurer of the
                                                           Liberty Funds, Stein Roe Funds and the All-Star Funds from August, 1999 to February, 2001; Audit Manager, Deloitte & Toche LLP from May, 1997 to
                                                           August, 1999).

Jeffrey R. Coleman (Age 35)      Controller      2004      Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                       All-Star Funds since October, 2004 (formerly Vice President of CDC IXIS
Boston, MA 02111                                           Asset Management Services, Inc. and Deputy Treasurer of the CDC Nvest
                                                           Funds and Loomis Sayles Funds from February, 2003 to September, 2004;
                                                           Assistant Vice President of CDC IXIS Asset Management Services, Inc. and
                                                           Assistant Treasurer of the CDC Nvest Funds from August, 2000 to February,
                                                           2003; Tax Manager of PFPC, Inc. from November, 1996 to August, 2000).

R. Scott Henderson (Age 45)       Secretary      2004      Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds since
One Financial Center                                       December, 2004 (formerly Of Counsel, Bingham McCutchen from April, 2001
Boston, MA 02111                                           to September, 2004; Executive Director and General Counsel, Massachusetts
                                                           Pension Reserves Investment Management Board from September, 1997 to
                                                           March, 2001).

Trustee Positions

As of December 31, 2004, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity.

General

Messrs. Lowry, Mayer and Neuhauser are also trustees/directors of the Liberty All-Star Funds.

The Trustees serve as trustees of 101 registered investment companies managed by the Advisor for which each Trustee receives a retainer at the annual rate of $45,000 and an attendance fee of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December, 2003, Mr. Theobald began serving as the Chairman of the Board. As the independent chairman of the board, Mr. Theobald receives a supplemental retainer at the annual rate of of $100,000; the chair of the Audit Committee receives a supplemental retainer at the annual rate of $10,000; the chair of each other committee receives a supplemental retainer at the annual rate of $5,000. Members of each committee, except the Audit Committee, receive $1,500 for each committee meeting. Each Audit Committee member receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 133 open-end and 10 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

MANAGEMENT AGREEMENT

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. Columbia Management Distributors, Inc. (formerly named Columbia Funds Distributor, Inc.) pays the cost of printing and distributing all other Prospectuses.

ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO CERTAIN FUNDS AND THEIR RESPECTIVE TRUSTS. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION REGARDING YOUR FUND).

Under an Administration Agreement, the Advisor, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

          (a)  providing office space, equipment and clerical personnel;

          (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund;

          (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

          (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

          (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

          (f)  maintaining certain books and records of each Fund.

With respect to Columbia Money Market Fund (formerly named Liberty Money Market
Fund) and Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund), the Administration Agreement for these Funds provides that the Advisor will monitor compliance by the Fund with Rule 2a-7 under the 1940 Act and report to the Trustees from time to time with respect thereto. The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

TRUST SERVICES AGREEMENT

Pursuant to a Trust Services Agreement, CMS provides the Columbia Tax-Managed Growth Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. CMS's fee is described in the Prospectuses of the Columbia Tax-Managed Growth Fund.

THE PRICING AND BOOKKEEPING AGREEMENT

The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement. SEE "FUND CHARGES AND EXPENSES" IN
PART 1 OF THIS SAI FOR INFORMATION ON THESE FEES.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the Funds. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The Funds and clients advised by the Advisor or the Funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.

POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Advisor believes are faced by investment professionals at most major financial firms. The Advisor and the Trustees of the Columbia Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

          - The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

          - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

          - The trading of other accounts could be used to benefit higher-fee accounts (front- running).

          - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

"Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Advisor and the Funds' Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Columbia-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

The Advisor or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

A Fund's portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at the Advisor, including each Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Advisor and each Fund, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of each Fund.

BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute securities transactions for a Fund.

The Advisor places the transactions of the Funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the Funds' transactions where the Funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by Funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a Fund.

The Advisor may use the services of affiliated broker-dealers, when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

PRINCIPAL UNDERWRITER

CMD is the principal underwriter of the Trust's shares. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT

CMS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CMS is based on number of accounts plus reimbursement for certain out-of-pocket expenses. SEE

"FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY CMS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CMS or generally by 6 months' notice by CMS to the Fund. The agreement limits the liability of CMS to the Fund for loss or damage incurred by the Fund to situations involving a failure of CMS to use reasonable care or to act in good faith and without negligence in performing its duties under the agreement. The Fund will indemnify CMS from, among other things, any and all claims, actions, suits, losses, costs, damages, and expenses incurred by it in connection with its acceptance of this Agreement, provided that: (i) to the extent such claims, actions, suits, losses, costs, damages, or expenses relate solely to a particular series or group of series of shares, such indemnification shall be only out of the assets of that series or group of series; (ii) this indemnification shall not apply to actions or omissions constituting negligence or misconduct of CMS or its agents or contractors, including but not limited to willful misfeasance, bad faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under this Agreement; and (iii) CMS shall give a Fund prompt notice and reasonable opportunity to defend against any such claim or action in its own name or in the name of CMS.

CODE OF ETHICS

The Funds, the Advisor, and CMD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

ANTI-MONEY LAUNDERING COMPLIANCE

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account, halting all shareholder activity with respect to such account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

PROXY VOTING POLICIES AND FUND PROXY VOTING RECORD

The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

The Advisor's proxy voting guidelines and procedures are included in this SAI as Appendix II. In accordance with SEC regulations, the fund's proxy voting record for the last twelve-month period ended June 30 has been filed with the SEC. You may obtain a copy of the fund's proxy voting record (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Columbia Funds have adopted policies with respect to the disclosure of the Funds' portfolio holdings by the Funds, Columbia Management, or their affiliates. These policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Funds' website at www.columbiafunds.com, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Fund's policies are described below. The Trustees shall be updated as needed regarding the Fund's compliance with the policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Columbia Management and its affiliates. The Fund's policies prohibit Columbia Management and the Fund's other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund's shares, third-party service providers, rating and ranking organizations and affiliated persons of the Fund.

PUBLIC DISCLOSURES. The Fund's portfolio holdings are currently disclosed to the public through required filings with the SEC and, for equity and fixed income funds, on the Fund's website at www.columbiafunds.com. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund's fiscal year). Shareholders may obtain the Fund's Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Fund's Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

The equity and fixed income Columbia Funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:

                                                            FREQUENCY OF
   TYPE OF FUND              INFORMATION PROVIDED            DISCLOSURE            DATE OF WEB POSTING
------------------   ------------------------------------   ------------   ----------------------------------
   Equity Funds      Full portfolio holdings information.      Monthly      30 calendar days after month-end.
Fixed Income Funds   Full portfolio holdings information.     Quarterly    60 calendar days after quarter-end

The scope of the information provided relating to the Fund's portfolio that is made available on the website may change from time to time without prior notice.

For Columbia's money market funds, a complete list of a Fund's portfolio holdings shall be publicly available on a monthly basis on the fifth business date after month-end. Shareholders may request such information by writing or calling the Fund's distributor, Columbia Management Distributors, Inc. at the address listed on the cover of this SAI.

A Fund, Columbia Management or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

OTHER DISCLOSURES. The Fund's policies provide that non-public disclosures of the Fund's portfolio holdings may be made if (1) the Fund has a legitimate business purpose for making such disclosure, (2) the Fund's chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.

The Fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to Columbia Management and its affiliates, these service providers include the Fund's custodian and sub-custodians, the Fund's independent registered public accounting firm, legal counsel, financial printers(R.R. Donnelly & Sons and Bowne & Co., Inc.), the Fund's proxy voting service provider (Alamo Direct Mail Services, Inc.), the Fund's proxy solicitor (Georgeson Shareholder Communications Inc.), rating agencies that maintain ratings on certain Columbia Funds (Fitch, Inc.) and service providers that support Columbia Management's trading systems (InvestorTool, Inc. and Thomson Financial).These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. The Fund may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Certain clients of the Fund's investment adviser(s) may follow a strategy similar to that of the Fund, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Fund.

DETERMINATION OF NET ASSET VALUE

Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the official closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value following procedures approved by the Trust's Board of Trustees.

(The following two paragraphs are applicable only to Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund) and Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund))

Trading in securities on stock exchanges and over-the-counter markets in foreign securities markets is normally completed well before the close of the business day in New York. Trading on foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

AMORTIZED COST FOR MONEY MARKET FUNDS (SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "INFORMATION CONCERNING THE FUND" IN PART 1 OF THE SAI OF COLUMBIA MONEY MARKET FUND (FORMERLY NAMED LIBERTY MONEY MARKET FUND) AND COLUMBIA MUNICIPAL MONEY MARKET FUND (FORMERLY NAMED LIBERTY MUNICIPAL MONEY MARKET
FUND))

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Under the amortized cost method a security is initially valued at cost and thereafter any discount or premium from maturity value is amortized ratably to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. If a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Columbia Money Market Fund (formerly named Liberty Money Market Fund) or the Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund) for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund may accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CMS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Investors should understand that, since the offering price of the Fund's shares is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge paid as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CMD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CMD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CMD may from time to time reallow additional amounts to all or certain FSFs. CMD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CMD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars. Travelers checks, gift checks, credit card convenience checks, credit cards, cash and ban counter (starter checks) are not accepted.

CMS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CMS, provided the new FSF has a sales agreement with CMD.

Shares credited to an account are transferable upon written instructions in good order to CMS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you may send the certificates to CMS for deposit to your account.

In addition to the commissions specified in a Fund's prospectus and this SAI, CMD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that CMD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CMD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, CMD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.

In addition, CMD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.

CMD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:

1st Global Capital Corp
401 Company
ABN AMRO Trust Services
ADP Retirement Services
Advest
AEGON/Transamerica
AG Edwards
American Century Services
American Express
AMG
AON Consulting
AST Trust Company
Banc of America Investment Services
BancOne
Bear Stearns
Benefit Plan Administrators
Bidwell & Company
BNY Clearing
C N A Trust
Charles Schwab
CIBC Oppenheimer
Citigroup Global Markets
CitiStreet Associates LLC
City National Bank
City of Milwaukee
Columbia Trust Company
Commonwealth Financial
Compensation & Capital
CPI Qualified Plan Consultants
Daily Access Concepts
Davenport & Company
Delaware Investments
Digital Retirement Solutions
Discover Brokerage
Dreyfus/Mellon
Edgewood Services
Edward Jones

E-Trade,
ExpertPlan
FAS Liberty Life Spectrum
Ferris Baker Watts
Fidelity
Financial Data Services
Franklin Templeton
Freeman Welwood
Gem Group
Great West Life
Hewitt Associates LLC
Huntington Bank
ING
Intermountain Health Care
Investmart, Inc.
Investment Manager Services (IMS)
Janney Montgomery Scott
JJB Hilliard Lyons
JP Morgan/American Century
Kenney Investments
Kirkpatrick Pettis Smith Polian Inc
Legg Mason Wood Walker
Liberty Life
Lincoln Financial
Lincoln Life
Linsco Private Ledger
M & T Securities
Marquette Trust Company
Mass Mutual Life
Matrix Settlement & Clearance Services (MSCS)
McDonald Investments
Merrill Lynch
MetLife
MFS
Mfund Trax
MidAtlantic Capital
Milliman USA
Morgan Keegan
Morgan Stanley Dean Witter
PFPC
Nationwide Investment Services
Neuberger Berman Mgmt
NFP Securities
NSD -NetStock Sharebuilder
NYLife Distributors
Optimum Investment Advisors
Orbitex
Pershing LLC
Phoenix Home Life
Piper Jaffray
PNC
PPI Employee Benefits
Private Bank & Trust
Prudential
Putnam Investments
Raymond James
RBC Dain Rausher
Robert W Baird
Royal Alliance
RSM McGladrey Inc.

Safeco
Scott & Stringfellow
Scudder Investments
Security Benefit
Segall Bryant Hamill
South Trust Securities
Southwest Securities
Standard Insurance
Stanton Group
State of NY Deferred Compensation Plan
Stephens, Inc.
Stifel Nicolaus & Co
Strong Capital
Sungard T Rowe Price
Trustar Retirement Services
Trustlynx/Datalynx
UBS Financial Services
USAA Investment Management
Vanguard
Wachovia
TD Waterhouse
Webster Investment Services
Wells Fargo
Wilmington Trust

PLEASE CONTACT YOUR FSF OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY
RECEIVE.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most Funds advised by the Advisor may be purchased through the Automatic Investment Plan. Electronic fund transfers for a fixed amount of at least $50 ($25 for IRA) are used to purchase a Fund's shares at the public offering price next determined after CMD receives the proceeds. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CMD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, D, T, G and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any fund distributed by CMD in which you have a current balance of at least $5,000 into the same class of shares of up to five other Funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Sales charges may apply if exchanging from a money market fund. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC or sales charges.

Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Management Services, Inc. (formerly named Columbia Funds Services, Inc.) (CMS) P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or financial advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CMD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" below for more information.

CLASS T SHAREHOLDER SERVICES PLAN. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the Trusts plan to enter into servicing agreements with institutions (including Bank of America Corporation and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each Fund other than the Columbia Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the Fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares;
(ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.

The payments under the servicing agreements entered into as of the date of this SAI are limited to an aggregate fee of not more than 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.15% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The Funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.

Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such Funds on any day do not exceed the income to be accrued to such Class T shares on that day.

The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the Funds. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Columbia's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.

TAX-SHELTERED RETIREMENT PLANS (Retirement Plans). CMD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Management prototype plans offered through CMD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CMD.

Participants in Retirement Plans not sponsored by CTC, not including Individual Retirement Accounts (IRAs), may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with CMS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CMS. The close out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any Fund distributed by CMD, or if the Retirement Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling CMS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification numbers available when calling.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CMS for more information at 1-800-345-6611.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHTS OF ACCUMULATION (Columbia Class A and Class T shares, Nations Class A shares and Galaxy Retail A shares only) (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase of Class A or Class T shares with prior purchases of other funds and classes distributed by CMD. The applicable sales charge is based on the combined total of:

1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all shares of funds for which CMD serves as distributor (Funds) held by the shareholder.

CMD must be promptly notified of each purchase with respect to which a shareholder is entitled to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CMS. A Fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A, Class E and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all fund shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund)). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CMS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement (provided the FSF returns to CMD the excess commission previously paid during the thirteen-month period). The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price.

If the amount of the Statement is not purchased, the shareholder shall remit to CMD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CMS will redeem escrowed Class A, E or T shares with a value equal to such difference. The additional FSF commission will be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CMS at 1-800-345-6611.

NET ASSET VALUE ELIGIBILITY GUIDELINES (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS).

1. Employees, brokers and various relationships that are allowed to buy at NAV. Class A shares of certain Funds may be sold at (NAV) to the following individuals, whether currently employed or retired: Employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries; Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CMD, or its successors and companies affiliated with the Advisor; Registered representatives and employees of Financial Service Firms (including their affiliates) that are parties to dealer agreements or other sales arrangements with CMD; Nations Funds' Trustees, Directors and employees of its investment sub-advisers; Broker/Dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes; employees or partners of any contractual service provider to the funds

     NAV eligibility for Class A purchase also applies to the families of the parties listed above and their beneficial accounts. Family members include: spouse, parent, stepparent, legal guardian, child, stepchild, father-in-law and mother-in-law.

     Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

     Registered broker/dealer firms that have entered into a Nations Funds dealer agreement with BACAP Distributors, LLC may buy Class A shares without paying a front-end sales charge for their investment account only.

     Banks, trust companies and thrift institutions, acting as fiduciaries.

2. Grandfathered investors. Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may purchase Class A shares of any Fund at NAV in those cases where a Columbia Fund Class Z share is not available.

     Shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at (NAV) will continue to be eligible for NAV purchases into those Nations Fund accounts opened through August 19, 2005.

     Galaxy Fund shareholders prior to December 1, 1995; and shareholders who
     (i) purchased Galaxy Fund Prime A shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.

     (For Class T shares only) Shareholders who (i) purchased Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

3. Reinstatement. Subject to the fund policy on trading of fund shares, an investor who has redeemed class A, B, C, D, G or T shares may, upon request, reinstate within 1 year a portion or all of the proceeds of such sales in shares of class A of any fund at the NAV next determined after Columbia Management Services, Inc. received a written reinstatement request and payment.

4. Retirement Plans. Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with CMD pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

5. Non-U.S. Investors. Certain pension, profit-sharing or other employee benefit plans offered to non-US investors may be eligible to purchase Class A shares with no sales charge.

6. Reorganizations. At the Fund's discretion, NAV eligibility may apply to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

7. Rights of Accumulation (ROA). The value of eligible accounts, regardless of class, maintained by you and you and your immediate family may be combined with the value of your current purchase to reach a sales discount level and to obtain the lower sales charge for your current purchase.

8. Letters of Intent (LOI). You may pay a lower sales charge when purchasing class A shares by signing a letter of intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the LOI within 13 months. If your LOI purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Class A, B, C, D, E, matured F, G and T shares) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act
     (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CMS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value at the time that the SWP is established. Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met. For redemptions in excess of 12% of the account's value at the time that the SWP is established, a CDSC will be charged on the SWP redemption. The 12% limit does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by CMD.

6. Qualified Retirement Plans. CDSCs may be waived on CMD shares sold by employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must be a participant in an alliance program th at has signed an agreement with Columbia Funds or CMD.

7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and
     (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

8. Return of Commission. CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

9. Non-U.S. Investors. CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

10. IRS Section 401 and 457. CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under
     Section 401 or 457 of the tax code.

11. Medical Payments. CDSCs may be waived on shares redeemed for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

12. Plans of Reorganization. At the Funds' discretion, CDSCs may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a fund is a party.

13. Charitable Giving Program. CDSCs may be waived on the sale of Class C or Class D shares sold by a non-profit organization qualified under Section 501(c)(3) of the tax code in connection with the Banc of America Capital Management Charitable Giving Program.

14. The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling or delay sending proceeds from your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction to CMS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CMS and many banks. Additional documentation may be required for sales by corporations, agents, fiduciaries, surviving joint owners, individual retirement account holders and other legal entities. Call CMS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, FSF's are responsible for furnishing all necessary documentation to CMS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN (SWP). The shareholder may establish a SWP. A specified dollar amount, share amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawalsof shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their share account may do so but may be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CMS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in "street name" must be made payable to the back office via the NSCC.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions by check and ACH are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, to a pre-existing bank account or furnishing a signature guaranteed request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CMS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address account and taxpayer identification numbers. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions apply to retirement plan accounts.

CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A and Z shares of certain Funds)

Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CMS will provide checks to be drawn on Mellon Trust of New England, N.A. (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks., However, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON-CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, a Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

INFORMATION APPLICABLE TO CLASS G AND CLASS T SHARES

The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the Funds are subject to a front-end sales charge. Investments in Class G shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.15% and 0.30%, respectively, of the Fund's average daily net assets attributable to its Class T shares. Class G shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.80% and 0.95%, respectively, of the Fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares. Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.

CLASS T SHARES. The public offering price for Class T shares of the Funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 to $25,000,000. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                                    REALLOWANCE TO
                                     REALLOWANCE TO DEALERS        DEALERS AS A % OF
                                    AS A % OF OFFERING PRICE        OFFERING PRICE
      AMOUNT OF TRANSACTION          PER SHARE - BOND FUNDS    PER SHARE - EQUITY FUNDS
      ---------------------         ------------------------   ------------------------
Less than $50,000                             4.25                       5.00
$50,000 but less than $100,000                3.75                       3.75
$100,000 but less than $250,000               2.75                       2.75
$250,000 but less than $500,000               2.00                       2.00
$500,000 but less than $1,000,000             1.75                       1.75
$1,000,000 and over                           0.00                       0.00

The appropriate reallowance to dealers will be paid by CMD to broker-dealer organizations which have entered into agreements with CMD. The reallowance to dealers may be changed from time to time.

Certain affiliates of the Advisor may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of Bank of America Corporation's affiliates.

INFORMATION APPLICABLE TO CERTAIN CLASS G SHARES RECEIVED BY FORMER GALAXY FUND RETAIL B SHAREHOLDERS IN CONNECTION WITH THE GALAXY/LIBERTY REORGANIZATION. The following table describes the CDSC schedul e applicable to Class G shares received by former Galaxy Fund Retail B shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 None

Class G shares received in exchange for Galaxy Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares seven years after purchase. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Asset Allocation Fund and/or International Equity Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.50
Through second year                   5.00
Through third year                    4.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Through the seventh year              None
Longer than seven years               None

If you acquired Retail B Shares in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class T shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

CLASS G SHARES PURCHASED AFTER THE GALAXY/LIBERTY REORGANIZATION. The public offering price for Class G shares of the Funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within seven years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from CMD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Columbia may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a Fund. See "Class T Shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to CMD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares. Class G shares of a Fund will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow CMD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.

Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - (i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a Fund, and subsequently acquires additional Class G shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the Fund, including those acquired through reinvestment, will convert to Class T shares of the Fund on the same date.

INFORMATION APPLICABLE TO CERTAIN CLASS B SHAREHOLDERS

Except for the following, Class B Share Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.

The following table describes the CDSC schedule applicable to Class B shares received by Galaxy Quality Plus Bond Fund shareholders in exchange for Prime B Shares in connection with the Galaxy/Liberty reorganization.

SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

     Automatic conversion to Class A shares occurs eight years after purchase.

     The Class B share discount program for purchases of $250,000 or more is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

INFORMATION APPLICABLE TO CERTAIN CLASS A SHAREHOLDERS:

     Except as set forth in the following paragraph, Class A share CDSCs are described in the Prospectuses:

     Class A shares received by former Galaxy High Quality Bond Fund shareholders in exchange for Prime A Shares in connection with the Galaxy/Liberty reorganization of that Fund are subject to a 1% CDSC upon redemption of such Class A shares if the Prime A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.

Shares of some Funds that pay daily dividends (include Funds) will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. Shares of some Funds that pay daily dividends (exclude Funds) Columbia will be earned starting with the day after that Fund receives payments for the shares. To determine whether a particular Fund is an include or exclude fund, customers can call 1-800-345-6611.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of certain other funds. The prospectus of each Fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange Consult CMS before requesting an exchange.

If you acquire Class A shares of an international fund by exchange from any other fund, you will not be permitted to exchange those shares into another fund for 30 calendar days, although you may redeem those shares at any time. An exchange order received prior to the expiration of the 30-day period will not be honored.

By calling CMS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CMS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CMS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CMS may require customary additional documentation. Prospectuses of the other Funds are available from the CMD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

Consult your FSF or CMS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund. Sales charges may apply for exchanges from money market funds.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Trust has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2005. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust's By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series. Shares of each Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

          Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

          Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

AAA bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

AA bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

BA bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Prime-1 Highest Quality
          Prime-2 Higher Quality
          Prime-3 High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these securities, and 'D' represents the lowest potential for recovery.

                                   APPENDIX II

                   COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA")
                      PROXY VOTING POLICIES AND PROCEDURES
                 ADOPTED JULY 1, 2003 AND REVISED MARCH 4, 2005

POLICY:

ALL PROXIES(1) REGARDING CLIENT SECURITIES FOR WHICH COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA") HAS ASSUMED AUTHORITY TO VOTE SHALL, UNLESS CMA DETERMINES IN ACCORDANCE WITH POLICIES STATED BELOW TO ABSTAIN FROM VOTING, BE VOTED IN A MANNER CONSIDERED BY CMA TO BE IN THE BEST INTEREST OF CMA'S CLIENTS, INCLUDING THE CMG FAMILY FUNDS(2) AND THEIR SHAREHOLDERS, WITHOUT REGARD TO ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES. THE BEST INTEREST OF CLIENTS IS DEFINED FOR THIS PURPOSE AS THE INTEREST OF ENHANCING OR PROTECTING THE ECONOMIC VALUE OF CLIENT ACCOUNTS, CONSIDERED AS A GROUP RATHER THAN INDIVIDUALLY, AS CMA DETERMINES IN ITS SOLE AND ABSOLUTE DISCRETION. IN THE EVENT A CLIENT BELIEVES THAT ITS OTHER INTERESTS REQUIRE A DIFFERENT VOTE, CMA SHALL VOTE AS THE CLIENT CLEARLY INSTRUCTS, PROVIDED CMA RECEIVES SUCH INSTRUCTIONS IN TIME TO ACT ACCORDINGLY.

CMA ENDEAVORS TO VOTE, IN ACCORDANCE WITH THIS POLICY, ALL PROXIES OF WHICH IT BECOMES AWARE, SUBJECT TO THE FOLLOWING EXCEPTIONS (UNLESS OTHERWISE AGREED) WHEN CMA EXPECTS TO ROUTINELY ABSTAIN FROM VOTING:

     1. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE THE SECURITY HAS BEEN LOANED FROM THE CLIENT'S ACCOUNT.

     2. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE CMA DEEMS THE COSTS TO THE CLIENT AND/OR THE ADMINISTRATIVE INCONVENIENCE OF VOTING THE SECURITY (E.G., SOME FOREIGN SECURITIES) OUTWEIGH THE BENEFIT OF DOING SO.

CMA SEEKS TO AVOID THE OCCURRENCE OF ACTUAL OR APPARENT MATERIAL CONFLICTS OF INTEREST IN THE PROXY VOTING PROCESS BY VOTING IN ACCORDANCE WITH PREDETERMINED VOTING GUIDELINES, AS STATED BELOW. FOR THOSE PROXY PROPOSALS THAT REQUIRE SPECIAL CONSIDERATION OR IN INSTANCES WHERE SPECIAL CIRCUMSTANCES MAY REQUIRE VARYING FROM THE PREDETERMINED GUIDELINES, THE CMG PROXY COMMITTEE WILL DETERMINE THE BEST INTEREST OF CMA'S CLIENTS AND VOTE ACCORDINGLY, WITHOUT CONSIDERATION OF ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES.

OVERVIEW:

CMA's policy is based upon its fiduciary obligation to act in its clients' best interest. Citing this obligation, the SEC has adopted rules pursuant to the Investment Advisers Act of 1940 and Investment Company Act of 1940 with respect to proxy voting.

PROCEDURE:

I. ACCOUNT POLICIES

Except as otherwise directed by the client, CMA shall vote as follows:

SEPARATELY MANAGED ACCOUNTS

CMA shall vote proxies on securities held in its separately managed accounts.

COLUMBIA TRUST COMPANY (CTC) TRUST POOLS

CMA shall vote proxies on securities held in the trust pools.

CMG FAMILY FUNDS/CMA FUND TRUST

CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

COLUMBIA PRIVATE PORTFOLIO

CMA shall vote proxies on securities held in its separately managed accounts.

ALTERNATIVE INVESTMENT GROUP

----------
(1) The term "proxy" as used herein refers to consents, elections and authorizations solicited by any party with respect to securities of any sort.

(2) A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

CMA's clients may invest in securities ("Alternative Investments") issued by alternative investment vehicles (i.e. hedge funds, private equity funds, and other alternative investment pools) that are structured as private limited partnerships ("LPs"), limited liability companies ("LLCs") or offshore corporations. Generally, CMA's Alternative Investment Group ("AIG") is the platform through which CMA provides advisory services relating to Alternative Investments.

The voting rights of Alternative Investments generally are rights of contract set forth in the limited liability company or limited partnership agreement, in the case of LLCs and LPs, or Memorandum and Articles of Association or By-laws, in the case of offshore corporations. Also, as privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, proxies are not solicited regarding Alternative Investment vehicles. Instead, consents may be solicited from members, limited partners or shareholders.

Because of the unique characteristics of Alternative Investments, CMA has a tailored process for voting Alternative Investment proxies and consents.

Process

AIG will vote all Alternative Investment proxies and consents in accordance with this Policy. The committee voting AIG proxies consists of AIG senior management, investment and operations professionals. Conflicts of interest are to be monitored and resolved as set forth in this Policy.

II. PROXY COMMITTEE

CMA shall establish a Proxy Committee whose standing members shall include the head of core equity, head of value, head of growth, head of income strategies, head of equity research and head of fixed income research. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf.

The Proxy Committee's functions shall include, in part,

          (a) direction of the vote on proposals where there has been a recommendation to the Committee, pursuant to Section IV.B, not to vote according to the predetermined Voting Guidelines stated in Section IV.A or on proposals which require special, individual consideration in accordance with Section IV.C;

          (b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

          (c) review at least annually of existing Voting Guidelines and need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

          (d) development and modification of Voting Procedures, as stated in
          Section V, as it deems appropriate or necessary.

The Proxy Committee shall establish a charter, which shall set forth the Committee's purpose, membership and operation. The Committee's charter shall be consistent, in all material respects, with this policy and procedure.

III. CONFLICTS OF INTEREST

With Other Bank of America Businesses

Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

Within CMA

Conflicts of interest may also arise from the business activities of CMA. For example, CMA might manage (or be seeking to manage) the assets of a benefit plan for an issuer. CMA may also be presented with an actual or apparent conflict of interest where proxies of securities issued by BAC or a CMG Family Fund, for which CMA serves as investment adviser, are to be voted for a client's account.

Management of Conflicts

CMA's policy is to always vote proxies in the best interest of its clients, as a whole, without regard to its own self-interest or that of its affiliates. BAC as well as CMA has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

          1. BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or (as in the case of BACAP associates) non-trust fiduciary responsibilities, including investment decision-making and proxy voting.

          2. In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.

          3. Within CMA, CMA's Code of Ethics affirmatively requires that associates of CMA act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's Clients.

          4. By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

               - To disclose to the chairperson of the Proxy Committee and the chairperson to the head of CMG Compliance any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA shall vote proxies. In the event the chairperson of the Proxy Committee has a conflict of interest regarding a given matter, he or she shall abstain from participating in the Committee's determination of whether and/or how to vote in the matter; and

               - To refrain from taking into consideration, in the decision as to whether or how CMA shall vote proxies:

                    - The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

                    - Any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of CMA or BAC.

Where a material conflict of interest is determined to have arisen in the proxy voting process that may not be adequately mitigated by voting in accordance with the predetermined Voting Guidelines, CMA's policy is to invoke one or more of the following conflict management procedures:

1. Convene the Proxy Committee for the purpose of voting the affected proxies in a manner that is free of the conflict.

2. Causing the proxies to be voted in accordance with the recommendations of a qualified, independent third party, which may include CMA's proxy voting agent.

3. In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

IV. VOTING GUIDELINES

A. THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING PROXIES:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

     - Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

          However, CMA generally will WITHHOLD votes from pertinent director nominees if:

               (i) the board as proposed to be constituted would have more than one-third of its members from management;

               (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);

               (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);

               (iv) a director serves on more than six public company boards;

               (v) the CEO serves on more than two public company boards other than the company's board.

          On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

     - Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.

     - Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

     - Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

          -    Established governance standards and guidelines.

          - Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.

          - Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

          - A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

          - Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

          - The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

     - Proposals that grant or restore shareholder ability to remove directors with or without cause.

     - Proposals to permit shareholders to elect directors to fill board vacancies.

     - Proposals that encourage directors to own a minimum amount of company stock.

     -    Proposals to provide or to restore shareholder appraisal rights.

     -    Proposals to adopt cumulative voting.

     -    Proposals for the company to adopt confidential voting.

CMA generally will vote AGAINST:

     - Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

     - Proposals that give management the ability to alter the size of the board without shareholder approval.

     - Proposals that provide directors may be removed only by supermajority vote.

     -    Proposals to eliminate cumulative voting.

     - Proposals which allow more than one vote per share in the election of directors.

     - Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

     - Proposals that mandate a minimum amount of company stock that directors must own.

     -    Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

     - Director and officer indemnification and liability protection. CMA is opposed to entirely eliminating directors' and officers' liability for monetary damages for violating the duty of care. CMA is also opposed to expanding coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. CMA supports proposals which provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he/she reasonably believed was in the best interests of the company, AND (ii) if the director's legal expenses would be covered.

     - Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

     - Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 10% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

     - Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

     -    Proposals asking a company to expense stock options.

     -    Proposals to put option repricings to a shareholder vote.

     - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

CMA generally will vote AGAINST:

     - Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.

     - Proposals to authorize the replacement or repricing of out-of-the money options.

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

     - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

          For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

     - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

     - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

     - Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

     - CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

     - CMA generally votes FOR shareholder proposals to eliminate a poison pill.

     - CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

     - CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.

Supermajority vote

     - CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

     - CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

     - Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

     - Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

          -    Credible reason exists to question:

               - The auditor's independence, as determined by applicable regulatory requirements.

               - The accuracy or reliability of the auditor's opinion as to the company's financial position.

          - Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.

     - Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

     - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

     - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

     - Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

     - Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.

CMA will vote AGAINST:

     - Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

     - Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

     - Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

     - FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

     - FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

     - Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

     - Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

     - Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

     - Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.

     - Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.

     - Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

8.  Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

     -    Board structure

     -    Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     - Ignore a shareholder proposal that is approved by a majority of shares outstanding;

     - Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

     -    Are interested directors and sit on the audit or nominating committee;
          or

     - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

     -    Past performance relative to its peers

     -    Market in which fund invests

     - Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

     - Past shareholder activism, board activity and votes on related proposals

     -    Strategy of the incumbents versus the dissidents

     -    Independence of incumbent directors; director nominees

     -    Experience and skills of director nominees

     -    Governance profile of the company

     -    Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Past performance as a closed-end fund

     -    Market in which the fund invests

     -    Measures taken by the board to address the discount

     - Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

     -    Proposed and current fee schedules

     -    Fund category/investment objective

     -    Performance benchmarks

     -    Share price performance as compared with peers

     -    Resulting fees relative to peers

     -    Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

     -    Stated specific financing purpose

     -    Possible dilution for common shares

     -    Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

     -    Potential competitiveness

     -    Regulatory developments

     -    Current and potential returns

     -    Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a nonfundamental restriction, considering the following factors:

     -    Fund's target investments

     -    Reasons given by the fund for the change

     -    Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:

     -    Political/economic changes in the target market

     -    Consolidation in the target market

     -    Current asset composition

Change in Fund's Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:

     -    Potential competitiveness

     -    Current and potential returns

     -    Risk of concentration

     -    Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

     -    Strategies employed to salvage the company

     -    Past performance of the fund

     -    Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

     -    The degree of change implied by the proposal

     -    The efficiencies that could result

     -    The state of incorporation; net effect on shareholder rights

     -    Regulatory standards and implications

CMA will vote FOR:

     - Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

     - Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

     -    Proposals enabling the Board to:

          -    Change, without shareholder approval the domicile of the fund

          - Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

     -    Regulations of both states

     -    Required fundamental policies of both states

     -    The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Fees charged to comparably sized funds with similar objectives

     -    The proposed distributor's reputation and past performance

     -    The competitiveness of the fund in the industry

     -    Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Resulting fee structure

     -    Performance of both funds

     -    Continuity of management personnel

     -    Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

     -    Performance of the fund's NAV

     -    The fund's history of shareholder relations

     -    The performance of other funds under the adviser's management

9. Alternative Investment Group ("AIG") Matters

The AIG Proxy Sub-Committee generally will vote in accordance with the guidelines set forth in this policy. With respect to matters that are not addressed by the guidelines, the AIG Proxy Sub-Committee will vote each such matter on a CASE-BY-CASE basis.

B. ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.

A Portfolio Manager, sub-adviser or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines stated in Section IV.A. In this situation, he or she shall request that the Proxy Committee consider voting the proxy other than according such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption.

C. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The following proposals require special, individual consideration. The Proxy Committee will determine how proxies related to all such proposals will be voted.

               1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

               2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

               3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

               4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

               5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified in Section IV.A.

               6. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

               7. PREEMPTIVE RIGHTS. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines set forth in Section IV above. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to effect the purposes of this Policy.

     - CMA shall use an independent, third-party vendor (currently Institutional Shareholder Services ("ISS")), to implement its proxy voting process as CMAs proxy voting agent. This retention is subject to CMA continuously assessing the vendor's independence from CMA and its affiliates, and the vendor's ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with CMA's proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor's other clients and the owners, officers or employees of any such firm, on the one hand, and CMA's clients, on the other hand. As means of performing this assessment, CMA will require various reports and notices from the vendor, as well as periodic audits of the vendor's voting record and other due diligence.

     - ISS shall provide proxy analysis and record keeping services in addition to voting proxies on behalf of CMA in accordance with this Policy.

     - On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in all accounts over which CMA has voting authority. Information regarding equity holdings for international portfolio shall be sent weekly.

     - ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be promptly noted and resolved by ISS, with notice to CMA.

     - Whenever a vote is solicited, ISS shall execute the vote according to CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section IV.A.

     - If ISS is not sure how to vote a particular proxy, then ISS will issue a request for voting instructions to CMA over a secure website. CMA personnel shall check this website regularly. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's understanding of the Voting Guidelines previously delivered to ISS. CMA shall promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

     - Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

     - ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

VI. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in CMA's Form ADV. Upon receipt of a Client's request for more information, CMA will provide to the Client a copy of this Policy and/or how CMA voted proxies for the Client pursuant to this Policy for up to a one-year period.

                          COLUMBIA BALANCED FUND, INC.
                                  (THE "FUND")

    SUPPLEMENT TO THE PROSPECTUSES DATED JANUARY 1, 2005 (THE "PROSPECTUSES")

      The Prospectuses are hereby supplemented with the following information:

      1. The date on the front cover of each of the Prospectuses is revised to read "________________, 2005."

      2. The "Calendar Year Total Returns" and "Average Annual Total Returns" tables in the section entitled, "Performance History," are updated and restated in their entirety as follows:

CALENDAR YEAR TOTAL RETURNS

CLASS A (1)

1995        1996       1997       1998       1999       2000       2001       2002       2003       2004

25.08%     11.78%     18.74%     20.07%     12.70%     0.82%      -7.40%     -12.99%    18.0-8%     [ ]%

                                    For period shown in bar chart:
                                    Best quarter: [Fourth Quarter 1998, +12.86%]
                                    Worst quarter: [Third Quarter 2002, -9.21%]

(1) Class A is a newer class of shares. Its performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and Class Z shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A shares were initially offered November 1, 2002, and Class Z shares were initially offered on October 1, 1991.

CLASS Z

1995        1996       1997       1998       1999       2000       2001       2002       2003       2004

25.08%     11.78%     18.74%     20.07%     12.70%     0.82%      -7.40%     -12.97%    18.73%      [ ]%

                                    For period shown in bar chart:
                                    Best quarter: [Fourth Quarter 1998, +12.86%]
                                    Worst quarter: [Third Quarter 2002, -9.21%]

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004 (1)

                                                                                1 YEAR      5 YEARS     10 YEARS
                                                                                ------      -------     --------
Class A (%)
     Return Before Taxes                                                        [    ]       [    ]      [    ]
     Return After Taxes on Distributions                                        [    ]       [    ]      [    ]
     Return After Taxes on Distributions and Sale of Fund Shares                [    ]       [    ]      [    ]
Class B (%)
     Return Before Taxes                                                        [    ]       [    ]      [    ]
     Return After Taxes on Distributions                                        [    ]       [    ]      [    ]
     Return After Taxes on Distributions and Sale of Fund Shares                [    ]       [    ]      [    ]
Class C (%)
     Return Before Taxes                                                        [    ]       [    ]      [    ]
     Return After Taxes on Distributions                                        [    ]       [    ]      [    ]
     Return After Taxes on Distributions and Sale of Fund Shares                [    ]       [    ]      [    ]
Class D (%)
     Return Before Taxes                                                        [    ]       [    ]      [    ]
     Return After Taxes on Distributions                                        [    ]       [    ]      [    ]
     Return After Taxes on Distributions and Sale of Fund Shares                [    ]       [    ]      [    ]
Class Z (%)
     Return Before Taxes                                                        [    ]       [    ]      [    ]
     Return After Taxes on Distributions                                        [    ]       [    ]      [    ]
     Return After Taxes on Distributions and Sale of Fund Shares                [    ]       [    ]      [    ]
S&P Index (%)                                                                   [    ]       [    ]      [    ]
Lehman Brothers Aggregate Bond Index (%)                                        [    ]       [    ]      [    ]

(1) Class A, Class B, Class C and Class D are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to their inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class C shares were initially offered on October 13, 2003, Class A, B and D shares were initially offered on November 1, 2002, and Class Z shares were initially offered on October 1, 1991.

      3. The following sentence is added to the section entitled "Performance History":

      Year-to-date performance through ____________, 2005 for the following share classes of the Fund were as follows:

Class A --                   ___%
Class Z --                   ___%

      4. The "Annual Fund Operating Expenses" and "Example Expenses" tables in the section entitled "Your Expenses" are updated and restated in their entirety as follows:

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                     CLASS A     CLASS B    CLASS C    CLASS D    CLASS Z
                                    ---------    -------    -------    -------    -------
Management fee (%)                     [0.50]    [0.50]     [0.50]     [0.50]     [0.50]
Distribution and service            [0.25(1)]     [1.0]      [1.0]      [1.0]      [0.0]
 (12b-1) fees (%)

Other expenses (%) [2]              [0.23]       [0.23]     [0.23]     [0.23]     [0.23]
                                    ------       ------     ------     ------     ------
Total annual fund operating         [0.98]       [1.73]     [1.73]     [1.73]     [0.73]
 expenses (%)

[(1) The Fund may pay distribution and service (12b-1) fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.25% for shareholder liaison services and up to 0.10% for distribution services), but will limit such fees to an aggregate fee of not more than 0.25%.]

[(2) Restated to reflect changes in contractual rates for transfer agency and bookkeeping services effective November 1, 2003.]

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

                                                        1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                        ------     -------    --------     --------
Class A                                                 [$669]     [$869]     [$1,086]     [$1,707]
Class B:      did not sell your shares                  [$176]     [$545]     [$  939]     [$1,842]
              sold all your shares at end of period     [$676]     [$845]     [$1,139]     [$1,842]
Class C:      did not sell your shares                  [$176]     [$545]     [$  939]     [$2,041]
              sold all your shares at end of period     [$276]     [$545]     [$  939]     [$2,041]
Class D:      did not sell your shares                  [$176]     [$545]     [$  939]     [$2,041]
              sold all your shares at end of period     [$276]     [$545]     [$  939]     [$2,041]
Class Z                                                 [$ 75]     [$233]     [$  406]     [$  906]

      5. The section entitled "Financial Highlights" is updated and restated in its entirety as follows:

Selected data for a share outstanding throughout each period is as follows:

CLASS A SHARES

                                                   (UNAUDITED)
                                                   SIX MONTHS           YEAR ENDED AUGUST 31,
                                                 ENDED FEBRUARY   ---------------------------------
                                                    28, 2005       2004      2003(a)     2002 (b)
                                                 --------------   -------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD             $    19.86       $19.18   $ 17.52      $ 17.58
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (c)                            0.21(d)      0.29      0.16         0.03
  Net realized and unrealized gain (loss) on
   investments and futures contracts                   1.16         0.67      1.64            -(e)
  Total from Investment Operations                     1.37         0.96      1.80         0.03

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
  From net investment income                          (0.22)       (0.28)    (0.14)       (0.09)

NET ASSET VALUE, END OF PERIOD                   $    21.01       $19.86   $ 19.18      $ 17.52
  Total return (f)                                     6.94%(g)     4.99     10.35%(g)     0.19%(g)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)       $    2,906       $2,577   $   670      $   146
  Ratio of expenses to average net assets (h)          1.03%(i)     1.02%     1.42%(i)     1.17%(i)
  Ratio of net investment income to average net
   assets (h)                                          2.10%(i)     1.45%     1.32%(i)     2.03%(i)
  Portfolio turnover rate                                28%(g)      158%      110%(g)       98%

(a) The Fund changed its fiscal year end from December 31 to August 31.

(b) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share reflects a special dividend which amounted to $0.06 per share.

(e) Rounds to less than $0.01 per share.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g) Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i) Annualized.

CLASS B SHARES

                                                      (UNAUDITED)                 YEAR ENDED AUGUST 31,
                                                   SIX MONTHS ENDED     ---------------------------------------
                                                   FEBRUARY 28, 2005      2004         2003(a)        2004(b)
                                                   -----------------    ---------    -----------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD                  $ 19.83           $  19.16     $ 17.52        $ 17.58
                                                      -------           --------     -------        -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (c)                              0.14(d)            0.14        0.07           0.02
  Net realized and unrealized gain (loss)
   on investments and futures contracts                  1.16               0.66        1.65          (0.01)
                                                      -------           --------     -------        -------
  Total from Investment Operations                       1.30               0.80        1.72           0.01
                                                      -------           --------     -------        -------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
  From net investment income                            (0.15)             (0.13)      (0.08)         (0.07)
                                                      -------           --------     -------        -------

NET ASSET VALUE, END OF PERIOD                        $ 20.98           $  19.83     $ 19.16        $ 17.52
  Total return (f)                                       6.55%(f)           4.17%       9.83%(f)       0.06%(f)
                                                      -------           --------     -------        -------

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)            $ 7,837           $  7,286     $ 3,349        $   608
  Ratio of expenses to average net assets (h)            1.78%(h)           1.77%       2.17%(h)       1.92%(h)
  Ratio of net investment income to average net
   assets (h)                                            1.35%(h)           0.71%       0.59%(h)       1.28%(h)
  Portfolio turnover rate                                  28%(f)            158%        110%(f)         98%

(a) The Fund changed its fiscal year end from December 31 to August 31.

(b) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share reflects a special dividend which amounted to $0.06 per share.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h) Annualized.

CLASS C SHARES

                                                                          (UNAUDITED)
                                                                           SIX MONTHS    PERIOD ENDED
                                                                             ENDED        AUGUST 31,
                                                                          FEBRUARY 28,      2004(a)
                                                                              2005           2004
                                                                          ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $   19.83      $     19.59
                                                                          ---------      -----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (b)                                                    0.14(c)          0.13
  Net realized and unrealized gain (loss) on investments and futures
   contracts                                                                   1.16             0.23
                                                                          ---------      -----------
  Total from Investment Operations                                             1.30             0.36
                                                                          ---------      -----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
  From net investment income                                                  (0.15)           (0.12)
                                                                          ---------      -----------
NET ASSET VALUE, END OF PERIOD                                            $   20.98      $     19.83
  Total return (f)                                                             6.55%(f)         1.82%
                                                                          ---------      -----------

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)                                      842      $       730
  Ratio of expenses to average net assets (f)(g)                               1.78%            1.80%
  Ratio of net investment income to average net assets (f)(g)                  1.35%            0.72%
  Portfolio turnover rate                                                        28%(e)          158%

(a) Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Net investment income per share reflects a special dividend which amounted to $0.06 per share.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g) Annualized.

CLASS D SHARES

                                                   (UNAUDITED)
                                                    SIX MONTHS
                                                       ENDED        YEAR ENDED     PERIOD ENDED     PERIOD ENDED
                                                   FEBRUARY 28,     AUGUST 31,      AUGUST 31,      DECEMBER 31,
                                                       2005            2004          2003(a)          2002 (b)
                                                   ------------     ----------     ------------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD               $   19.82        $   19.17      $  17.51         $  17.58
                                                   ---------        ---------      --------         --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (c)                             0.14(d)          0.15          0.11             0.02
  Net realized and unrealized gain (loss) on
   investments and futures contracts                    1.17             0.65          1.64            (0.02)
                                                   ---------        ---------      --------         --------
  Total from Investment Operations                      1.31             0.80          1.75              ---
                                                   ---------        ---------      --------         --------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
  From net investment income                           (0.15)           (0.15)        (0.09)           (0.07)
                                                   ---------        ---------      --------         --------
NET ASSET VALUE, END OF PERIOD                     $   20.98        $   19.82      $  19.17         $  17.51
  Total return (f)                                      6.61%(f)         4.14%         9.83%(f)         0.06%(f)
                                                   ---------        ---------      --------         --------

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)         $     329        $     361      $    770         $    446
  Ratio of expenses to average net assets (h)           1.78%(h)         1.77%          187%(h)         1.92%(h)
  Ratio of net investment income to average net
   assets (h)                                           1.35%(h)         0.74%         0.89%(h)         1.28%(h)
  Portfolio turnover rate                                 28%(f)          158%          110%(f)           98%

(a) The Fund changed its fiscal year end from December 31 to August 31.

(b) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share reflects a special dividend which amounted to $0.06 per share.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h) Annualized.

CLASS Z SHARES

                            (UNAUDITED)
                             SIX MONTHS
                               ENDED         YEAR ENDED     PERIOD ENDED                   YEAR ENDED AUGUST 31,
                            FEBRUARY 28,     AUGUST 31,      AUGUST 31,     ----------------------------------------------
                                2005            2004          2003 (a)        2002(b)           2001              2000
                           --------------    -----------    ------------    ------------    ------------    --------------
NET ASSET VALUE,
  BEGINNING OF PERIOD      $  19.84          $  19.19       $  17.51        $   20.67       $  22.96        $    24.72
                           --------          --------       --------        ---------       --------        ----------
INCOME FROM
  INVESTMENT
  OPERATIONS:
  Net investment
  income(c)                    0.24(c)(d)        0.35(c)        0.24(c)          0.47(c)        0.57(e)           0.67
  Net realized and
   unrealized gain
   (loss) on
   investments and
   futures contracts           1.17              0.66           1.64            (3.13)         (2.27)(e)         (0.41)
                           --------          --------       --------        ---------       --------        ----------
  Total from
   Investment
   Operations                  1.41              1.01           1.88            (2.66)         (1.70)             0.26
                           --------          --------       --------        ---------       --------        ----------
LESS DISTRIBUTIONS
  DECLARED TO
  SHAREHOLDERS:
  From net investment         (0.25)                           (0.20)           (0.50)         (0.59)            (0.68)
                           --------                         --------        ---------       --------        ----------

   income                                       (0.36)
                                             --------
  From net realized
   gains                        ---               ---            ---              ---            ---             (1.34)
                           --------          --------       --------        ---------       --------        ----------
  Total distributions         (0.25)            (0.36          (0.20)           (0.50)         (0.59)            (2.02)
                           --------          --------       --------        ---------       --------        ----------
NET ASSET VALUE, END
  OF PERIOD                $  21.00          $  19.84       $  19.19        $   17.51         $20.67            $22.96
  Total return (e)             7.13%             5.27%         10.81%(g)       (12.97)%        (7.40)%            0.82%
                           --------          --------       --------        ---------       --------        ----------
RATIOS/SUPPLEMENTAL
  DATA:
  Net assets, end of
   period (000's))         $373,256          $483,746       $640,402        $ 668,290       $983,749        $1,126,854
  Ratio of expenses
   to average net
   assets (h)                  0.78% (i)         0.77%          0.77%(i)         0.70%          0.67%             0.65%
  Ration of net
   investment income
   to average net
   assets (h)                  2.35%(i)          1.73%          2.03%(i)         2.50%          2.70%(e)          2.73%(i)
  Portfolio turnover
   rate                          28%(g)           158%           110%(g)           98%           111%              105%
                           --------          --------       --------        ---------       --------        ----------

      6. The information under the heading, "For More Information - Investment Company Act file number" is revised as follows:

      Columbia Funds Series Trust I: 811-4367

            -     Columbia Balanced Fund

      7. The section entitled "MANAGING THE FUND - PORTFOLIO MANAGERS" is replaced in its entirety with the following:

PORTFOLIO MANAGERS

Mr. Guy W. Pope is responsible for selecting the securities comprising the equity portion of the Fund. Mr. Leonard A. Aplet, Mr. Jeffrey L. Rippey and Mr. Ron B. Stahl have the responsibility for determining the sector emphasis and securities within the fixed income allocation of the Fund. Following is information regarding each of the portfolio managers responsible for security selection within the Fund.

LEONARD A. APLET, a Senior Vice President of Columbia Management, has been associated with Columbia Management or its predecessors since 1987.

GUY W. POPE, a Senior Vice President of Columbia Management, has been associated with Columbia Management or its predecessors since 1993.

JEFFREY L. RIPPEY, a Senior Vice President of Columbia Management, has been associated with Columbia Management or its predecessors since 1981.

RON B. STAHL, a Vice President of Columbia Management, has been associated with Columbia Management or its predecessors since 1998.

      8. As discussed in greater detail in earlier supplements, on March 15, 2004, Columbia Management Advisors, Inc. ("Columbia Management"), the Fund's adviser, and Columbia Funds Distributor, Inc. ("CFD") (now Columbia Management Distributors, Inc.), the distributor of the Fund's shares (collectively, "Columbia"), entered into agreements in principle with the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") to resolve the proceedings brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds.

      On February 9, 2005, Columbia entered into an Assurance of Discontinuance with the NYAG (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order" and together, the "Settlements"). The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle.

      Under the terms of the SEC Order, Columbia has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review Columbia's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

      Pursuant to the procedures set forth in the SEC Order, the settlement amounts will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with Columbia and the Fund's independent trustees and not unacceptable to the staff of the SEC. More specific information on the distribution plan will be communicated at a later date.

      As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia Funds, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

A copy of the SEC Order will be available on the SEC's website at http://www.sec.gov. A copy of the NYAG Settlement will be available as part of the Bank of America Corporation Form 8-K filing on or about February 10, 2005.

G-36/803T-1204                                                  February 9, 2005

      9. The Prospectuses are hereby supplemented with the following information relating to hypothetical investment and expense information:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Fund assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested and that Class B shares and Class G shares converts to Class A shares and Class T shares, respectively, after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any fee waiver or expense reimbursement. Your actual costs may be higher or lower.

CLASS A

                              ANNUAL EXPENSE RATIO
                                      0.98%

            CUMULATIVE RETURN    HYPOTHETICAL YEAR-END                                HYPOTHETICAL YEAR     ANNUAL
             BEFORE FEES AND         BALANCE BEFORE          CUMULATIVE RETURN        END BALANCE AFTER    FEES AND
YEAR            EXPENSES            FEES AND EXPENSES     AFTER FEES AND EXPENSES     FEES AND EXPENSES    EXPENSES
----        -----------------    ---------------------    -----------------------     -----------------    ---------
1                 5.00%                $ 9,896.25                  4.02%                  $ 9,803.89       $  669.22
2                10.25%                $10,391.06                  8.20%                  $10,198.00       $   98.01
3                15.76%                $10,910.62                 12.55%                  $10,607.96       $  101.95
4                21.55%                $11,456.15                 17.08%                  $11,034.40       $  106.05
5                27.63%                $12,028.95                 21.78%                  $11,477.98       $  110.31
6                34.01%                $12,630.40                 26.68%                  $11,939.40       $  114.75
7                40.71%                $13,261.92                 31.77%                  $12,419.36       $  119.36
8                47.75%                $13,925.02                 37.07%                  $12,918.62       $  124.16
9                55.13%                $14,621.27                 42.58%                  $13,437.95       $  129.15
10               62.89%                $15,352.33                 48.31%                  $13,978.16       $  134.34

TOTAL GAIN BEFORE FEES AND EXPENSES    $ 5,927.33
TOTAL GAIN AFTER FEES AND EXPENSES                                                        $4,553.16
TOTAL ANNUAL FEES AND EXPENSES                                                                             $1,707.30

CLASS B

                              ANNUAL EXPENSE RATIO
                                      1.73%

            CUMULATIVE RETURN    HYPOTHETICAL YEAR-END                               HYPOTHETICAL YEAR      ANNUAL
             BEFORE FEES AND         BALANCE BEFORE          CUMULATIVE RETURN       END BALANCE AFTER     FEES AND
YEAR            EXPENSES            FEES AND EXPENSES     AFTER FEES AND EXPENSES    FEES AND EXPENSES     EXPENSES
----        -----------------    ---------------------    -----------------------    -----------------     ---------
1                 5.00%                $10,500.00                  3.27%                 $10,327.00        $  175.83
2                10.25%                $11,025.00                  6.65%                 $10,664.69        $  181.58
3                15.76%                $11,576.25                 10.13%                 $11,013.43        $  187.52
4                21.55%                $12,155.06                 13.74%                 $11,373.57        $  193.65
5                27.63%                $12,762.82                 17.45%                 $11,745.48        $  199.98
6                34.01%                $13,400.96                 21.30%                 $12,129.56        $  206.52
7                40.71%                $14,071.00                 25.26%                 $12,526.20        $  213.27
8                47.75%                $14,774.55                 29.36%                 $12,935.80        $  220.25
9                55.13%                $15,513.28                 34.56%                 $13,455.82        $  129.32
10               62.89%                $16,288.95                 39.97%                 $13,996.75        $  134.52

TOTAL GAIN BEFORE FEES AND EXPENSES    $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                       $ 3,996.75
TOTAL ANNUAL FEES AND EXPENSES                                                                             $1,842.44

CLASS C

                              ANNUAL EXPENSE RATIO
                                      1.73%

            CUMULATIVE RETURN    HYPOTHETICAL YEAR-END                                HYPOTHETICAL YEAR      ANNUAL
             BEFORE FEES AND         BALANCE BEFORE          CUMULATIVE RETURN        END BALANCE AFTER     FEES AND
YEAR            EXPENSES            FEES AND EXPENSES     AFTER FEES AND EXPENSES     FEES AND EXPENSES     EXPENSES
----        -----------------    ---------------------    -----------------------     -----------------     ---------
1                 5.00%                $10,500.00                  3.27%                  $10,327.00        $  175.83
2                10.25%                $11,025.00                  6.65%                  $10,664.69        $  181.58
3                15.76%                $11,576.25                 10.13%                  $11,013.43        $  187.52
4                21.55%                $12,155.06                 13.74%                  $11,373.57        $  193.65
5                27.63%                $12,762.82                 17.45%                  $11,745.48        $  199.98
6                34.01%                $13,400.96                 21.30%                  $12,129.56        $  206.52
7                40.71%                $14,071.00                 25.26%                  $12,526.20        $  213.27
8                47.75%                $14,774.55                 29.36%                  $12,935.80        $  220.25
9                55.13%                $15,513.28                 33.59%                  $13,358.80        $  227.45
10               62.89%                $16,288.95                 37.96%                  $13,795.64        $  234.89

TOTAL GAIN BEFORE FEES AND EXPENSES    $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                        $ 3,795.64
TOTAL ANNUAL FEES AND EXPENSES                                                                              $2,040.94

CLASS D

                              ANNUAL EXPENSE RATIO
                                      1.73%

            CUMULATIVE RETURN    HYPOTHETICAL YEAR-END                                HYPOTHETICAL YEAR      ANNUAL
             BEFORE FEES AND         BALANCE BEFORE          CUMULATIVE RETURN        END BALANCE AFTER     FEES AND
YEAR            EXPENSES            FEES AND EXPENSES     AFTER FEES AND EXPENSES     FEES AND EXPENSES     EXPENSES
----        -----------------    ---------------------    -----------------------     -----------------     ---------
1                 5.00%                $10,500.00                  3.27%                  $10,327.00        $  175.83
2                10.25%                $11,025.00                  6.65%                  $10,664.69        $  181.58
3                15.76%                $11,576.25                 10.13%                  $11,013.43        $  187.52
4                21.55%                $12,155.06                 13.74%                  $11,373.57        $  193.65
5                27.63%                $12,762.82                 17.45%                  $11,745.48        $  199.98
6                34.01%                $13,400.96                 21.30%                  $12,129.56        $  206.52
7                40.71%                $14,071.00                 25.26%                  $12,526.20        $  213.27
8                47.75%                $14,774.55                 29.36%                  $12,935.80        $  220.25
9                55.13%                $15,513.28                 33.59%                  $13,358.80        $  227.45
10               62.89%                $16,288.95                 37.96%                  $13,795.64        $  234.89

TOTAL GAIN BEFORE FEES AND EXPENSES    $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                        $ 3,795.64
TOTAL ANNUAL FEES AND EXPENSES                                                                              $2,040.94

CLASS Z

                              ANNUAL EXPENSE RATIO
                                      0.73%

            CUMULATIVE RETURN    HYPOTHETICAL YEAR-END                                HYPOTHETICAL YEAR      ANNUAL
             BEFORE FEES AND         BALANCE BEFORE          CUMULATIVE RETURN        END BALANCE AFTER     FEES AND
YEAR            EXPENSES            FEES AND EXPENSES     AFTER FEES AND EXPENSES     FEES AND EXPENSES     EXPENSES
----        -----------------    ---------------------    -----------------------     -----------------     --------
1                 5.00%                $10,500.00                  4.27%                  $10,427.00        $  74.56
2                10.25%                $11,025.00                  8.72%                  $10,872.23        $  77.74
3                15.76%                $11,576.25                 13.36%                  $11,336.48        $  81.06
4                21.55%                $12,155.06                 18.21%                  $11,820.54        $  84.52
5                27.63%                $12,762.82                 23.25%                  $12,325.28        $  88.13
6                34.01%                $13,400.96                 28.52%                  $12,851.57        $  91.90
7                40.71%                $14,071.00                 34.00%                  $13,400.33        $  95.82
8                47.75%                $14,774.55                 39.73%                  $13,972.53        $  99.91
9                55.13%                $15,513.28                 45.69%                  $14,569.15        $ 104.18
10               62.89%                $16,288.95                 51.91%                  $15,191.26        $ 108.63

TOTAL GAIN BEFORE FEES AND EXPENSES    $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                        $ 5,191.26
TOTAL ANNUAL FEES AND EXPENSES                                                                              $ 906.45

      10. Columbia Funds Distributor, Inc. (the Funds' distributor) and Columbia Funds Services, Inc. (the Funds' transfer agent) have changed their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.

      Items 11 through 19 of this supplement apply only to Classes A, B, and C of the Fund.

      11. The footnotes to the table entitled "Shareholder Fees" are revised to provide that the contingent deferred sales charge ("CDSC") applicable to Class A shares applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.

      12. The section entitled "Investment Minimums" is revised in its entirety as follows:

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Please see the Statement of Additional Information for more details on investment minimums.

      13. The call-out box entitled "Choosing a Share Class" is revised in its entirety as follows:

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B AND C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

      14. The table entitled "Class A Sales Charges" is replaced in its entirety as follows:

For Fixed Income Funds (other than Columbia Money Market Fund and Columbia Municipal Money Market Fund):

                                            AS A % OF THE                         % OF OFFERING PRICE
                                                PUBLIC         AS A % OF YOUR    RETAINED BY FINANCIAL
       AMOUNT PURCHASED                     OFFERING PRICE       INVESTMENT             ADVISOR
Less than $50,000                                4.75               4.99                  4.25
$50,000 to less than $100,000                    4.50               4.71                  4.00
$100,000 to less than $250,000                   3.50               3.63                  3.00
$250,000 to less than $500,000                   2.50               2.56                  2.25
$500,000 to less than $1,000,000                 2.00               2.04                  1.75
$1,000,000 or more                               0.00               0.00                  0.00

      For Short-Intermediate Fixed Income Funds:

                                            AS A % OF THE                         % OF OFFERING PRICE
                                                PUBLIC         AS A % OF YOUR    RETAINED BY FINANCIAL
       AMOUNT PURCHASED                     OFFERING PRICE       INVESTMENT             ADVISOR
Less than $100,000                               3.25               3.36                  3.00
$100,000 to less than $250,000                   2.50               2.56                  2.25
$250,000 to less than $500,000                   2.00               2.04                  1.75
$500,000 to less than $1,000,000                 1.50               1.52                  1.25
$1,000,000 or more                               0.00               0.00                  0.00

      For Short-Term Fixed Income Funds:

                                            AS A % OF THE                         % OF OFFERING PRICE
                                                PUBLIC         AS A % OF YOUR    RETAINED BY FINANCIAL
       AMOUNT PURCHASED                     OFFERING PRICE       INVESTMENT             ADVISOR
Less than $100,000                               1.00               1.01                  0.75
$100,000 to less than $250,000                   0.75               0.76                  0.50
$250,000 to less than $1,000,000                 0.50               0.50                  0.40
$1,000,000 or more                               0.00               0.00                  0.00

      15. The paragraph immediately following the table entitled "Class A Sales Charges" is revised in its entirety as follows:

Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

      16. The table entitled "Purchases Over $1 Million" for Class A shares is replaced in its entirety as follows:

PURCHASES OVER $1 MILLION

         AMOUNT PURCHASED                         COMMISSION %
Less than $3 million                                  1.00
$3 million to less than $50 million                   0.50
$50 million or more                                   0.25

For certain group retirement plans, financial advisors will receive a 1% commission from the distributor on all purchases less than $3 million.

      17. The section entitled "Reduced Sales Charges for Larger Investments" is revised in its entirety as follows:

      A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

      B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

      -     Individual accounts

      -     Joint accounts

      -     Certain IRA accounts

      -     Certain trusts

      -     UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

      C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

      D. How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, though fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

      18. All disclosure related to Class B Sales Charges under the section entitled "Sales Charges" is revised in its entirety as follows:

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

      For all Funds (other than the Short-Intermediate Fixed Income Funds):

Purchases of less than $50,000

CLASS B SALES CHARGES

                                            % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE               SHARES ARE SOLD
Through first year                               5.00
Through second year                              4.00

Through third year                               3.00
Through fourth year                              3.00
Through fifth year                               2.00
Through sixth year                               1.00
Longer than six years                            0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

      For Short-Intermediate Fixed Income Funds:

Purchases of less than $50,000

CLASS B SALES CHARGES

                                            % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE               SHARES ARE SOLD
Through first year                                3.00
Through second year                               3.00
Through third year                                2.00
Through fourth year                               1.00
Through fifth year                                0.00
Through sixth year                                0.00
Longer than six years                             0.00

Commission to financial advisors is 2.75%.

Automatic conversion to Class A shares occurs eight years after purchase.

      19. The instructions with respect to redemptions by systematic withdrawal plan in the table under the section "How to Sell Shares" are revised in their entirety as follows:

You may automatically sell a specified dollar amount or percentage of your account on a monthly, quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance requirement has been waived for wrap accounts. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

      Item 20 of this supplement applies only to Class Z of the Fund.

      20. The section entitled "Eligible Investors" is revised in its entirety as follows:

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.

IMPORTANT THINGS TO CONSIDER WHEN DECIDING ON A CLASS OF SHARES:

Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.

Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by an intermediary. Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.

Eligible Investors and their applicable investment minimums are as follows:

No minimum initial investment

- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

- Any group retirement plan, including defined benefit and defined contribution plans such as: 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of a Fund's transfer agent;

- Any investor purchasing through a Columbia Management Group state tuition plan organized under Section 529 of the Internal Revenue Code; or

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

$1,000 minimum initial investment

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (CMD) (i) who holds Class Z shares; (ii) who held Primary A shares prior to August 22,

      2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by CMD;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by CMD;

- Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;

- Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $1,000 minimum investment requirement);

- Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; or

- Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.

The Funds reserve the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Funds also reserve the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

[Order #]                                                         [Date]

COLUMBIA BALANCED FUND                     Prospectus, January 1, 2005

CLASS A, B, C AND D* SHARES

Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   4
Your Expenses........................................   6
YOUR ACCOUNT                                            8
---------------------------------------------------------
How to Buy Shares....................................   8
Sales Charges........................................   9
How to Exchange Shares...............................  14
How to Sell Shares...................................  15
Fund Policy on Trading of Fund Shares................  16
Distribution and Service Fees........................  17
Other Information About Your Account.................  18


MANAGING THE FUND                                      20
---------------------------------------------------------
Investment Advisor...................................  20
Portfolio Managers...................................  20


OTHER INVESTMENT STRATEGIES                            21
---------------------------------------------------------
Bond Selection.......................................  21


FINANCIAL HIGHLIGHTS                                   23
---------------------------------------------------------

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

*EFFECTIVE OCTOBER 13, 2003, THIS FUND'S CLASS D SHARES WERE CLOSED TO NEW INVESTORS.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks high total return by investing in common stocks and debt securities.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Normally, 35% to 65% of total net assets will be allocated to stocks and 35% to 65% will be allocated to debt securities. The Fund's stocks will primarily be those of large-cap, well-established companies. Many of the Fund's stocks have a history of paying level or rising dividends and are expected to continue paying dividends.

The Fund's debt securities generally will have intermediate- to long-term maturities. They will be primarily investment-grade, or unrated securities determined by the Fund's investment advisor to be of comparable quality, including obligations of the U.S. Government, its agencies and instrumentalities, corporate debt securities, asset-backed securities, collateralized bonds, and loan and mortgage obligations. Investment grade securities are those rated at least BBB by Standard & Poor's (S&P) or at least Baa by Moody's Investors Services, Inc. (Moody's). The Fund may also invest in non-investment grade securities.

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies."

As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

----
 2

THE FUND

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Credit risk refers to the possibility that the issuer of a bond may fail to make timely payments of interest or principal. Investment-grade securities are subject to some credit risk. Bonds in the lowest-rated investment-grade category have speculative characteristics. The non-investment-grade bonds held by the Fund are subject to greater credit risk than higher-rated, lower yielding bonds. High yield bonds may be issued to fund corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events, and they are often issued by smaller, less creditworthy companies or by companies with substantial debt. The prices of high yield bonds are generally more sensitive than higher-rated bonds to the financial condition of the issuer and adverse changes in the economy. Changes in economic conditions or other circumstances are more likely to weaken the ability of the issuer to make principal and interest payments on these bonds than is the case for high-rated bonds. In addition, the ratings of securities provided by Moody's and S&P are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis. See the Statement of Additional Information for a complete discussion of bond ratings.

Certain of the U.S. Government securities in which the Fund invests, such as mortgage-backed securities that are issued by government sponsored enterprises and securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank, are neither insured nor guaranteed by the United States Government. Such securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality, and, as a result, may be subject to greater issuer risk than securities issued or guaranteed by the U.S. Treasury.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities

                                                                            ----

THE FUND

may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the securities. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and may result in greater volatility.

Inflation risk is a risk to investors who invest in fixed income instruments, such as bond or money market funds, because there is a chance that the returns on these instruments may not keep pace with inflation. Inflation represents the rising cost of goods and services over time.

Reinvestment risk is the risk that income from the Fund's debt securities will decline if and when the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Fund's portfolio.

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also cause the Fund to receive taxable income, which could increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. For more information on the risks of derivative strategies, see the Statement of Additional Information.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B, C and D shares, including sales charges, compare with those of broad measures of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

----
 4

THE FUND

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were reflected, these returns would be lower.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

              The Fund's returns are compared to the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The S&P 500 Index is an unmanaged index generally considered representative of the
              U.S. stock market. The Lehman Aggregate Bond Index is an
              unmanaged index composed of investment-grade U.S. Treasury and agency securities, corporate bonds, and mortgage-backed bonds. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally
              managed.
             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)

                                  (BAR CHART)

                        0.10%     25.08%     11.78%     18.74%     20.07%     12.70%      0.82%                           18.08%
                                                                                                    -7.40%     -12.99%
                        1994       1995       1996       1997       1998       1999       2000       2001       2002       2003


            The Fund's year-to-date total return through  For period shown in bar chart:
            September 30, 2004 (Class A) was -0.93%.      Best quarter: 4th quarter 1998, +12.86%
                                                          Worst quarter: 3rd quarter 2002, -9.21%

 (1) Class A is a newer class of shares. Its performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and Class Z shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A shares were initially offered on November 1, 2002, and Class Z shares were initially offered on October 1, 1991.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                            ----

THE FUND

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2003(2)

                                                                1 YEAR         5 YEARS         10 YEARS
Class A (%)
  Return Before Taxes                                           11.29            0.38            7.35
  Return After Taxes on Distributions                           11.05           -0.96            5.17
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                         7.62           -0.40            5.13
-------------------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                           12.28            1.07            7.90
  Return After Taxes on Distributions                           12.15           -0.27            5.72
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                         8.13            0.19            5.63
-------------------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                           16.28            1.41            7.90
  Return After Taxes on Distributions                           16.15            0.09            5.72
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                        10.73            0.48            5.63
-------------------------------------------------------------------------------------------------------
Class D (%)
  Return Before Taxes                                           15.28            1.22            7.80
  Return After Taxes on Distributions                           15.13           -0.10            5.62
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                        10.10            0.33            5.54
-------------------------------------------------------------------------------------------------------
S&P 500 Index (%)                                               28.68           -0.57           11.07
-------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index (%)                         4.10            6.62            6.95

 (2) Class A, Class B, Class C and Class D are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to their inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class C shares were initially offered on October 13, 2003, Class A, B and D shares were initially offered on November 1, 2002, and Class Z shares were initially offered on October 1, 1991.

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and other administrative costs including pricing and custody services.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table, but does reflect the waiver of the initial sales charge for Class D shares. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class B shares convert to Class A shares after eight years
             -------------------------------------------------------------------

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 6

THE FUND

SHAREHOLDER FEES(3) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                               CLASS A         CLASS B         CLASS C         CLASS D
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         5.75            0.00            0.00            1.00(4)
----------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               1.00(5)         5.00            1.00            1.00
----------------------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             (6)             (6)             (6)             (6)

 (3) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (4) The Fund's advisor has agreed to waive indefinitely the front-end sales charge for purchases of Class D shares by existing Class D shareholders.

 (5) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

 (6) There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                               CLASS A         CLASS B         CLASS C         CLASS D
Management fee (%)                                              0.50            0.50            0.50            0.50
----------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                       0.25(8)         1.00            1.00            1.00
----------------------------------------------------------------------------------------------------------------------
Other expenses(7) (%)                                           0.23            0.23            0.23            0.23
----------------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses(7) (%)                     0.98            1.73            1.73            1.73

 (7) Restated to reflect changes in contractual rates for transfer agency and bookkeeping services effective November 1, 2003.

 (8) The Fund may pay distribution and service (12b-1) fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.25% for shareholder liaison services and up to 0.10% for distribution services), but will limit such fees to an aggregate fee of not more than 0.25%.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
Class A:                                                          $669           $869           $1,086           $1,707
------------------------------------------------------------------------------------------------------------------------
Class B:  did not sell your shares                                $176           $545           $  939           $1,842
          sold all your shares at
          the end of the period                                   $676           $845           $1,139           $1,842
------------------------------------------------------------------------------------------------------------------------
Class C   did not sell your shares                                $176           $545           $  939           $2,041
          sold all your shares at
          the end of the period                                   $276           $545           $  939           $2,041
------------------------------------------------------------------------------------------------------------------------
Class D:  did not sell your shares                                $176           $545           $  939           $2,041
          sold all your shares at
          the end of the period                                   $276           $545           $  939           $2,041

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YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund or your financial advisor receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

Notice to Fund Shareholders: Class D shares are closed to new investors and new accounts. The Fund now offers Class C shares, which are subject to the same service and distribution fees and sales charges as Class D shares except Class C shares are not subject to a front-end sales charge. The Fund's advisor has agreed to waive indefinitely the front-end sales charge for purchases of Class D shares by existing Class D investors. For more information on expenses and sales charges for Class C shares and Class D shares, see "The Fund -- Your Expenses" and "Your Account -- Sales Charges" in this Prospectus.

             -------------------------------------------------------------------
INVESTMENT MINIMUMS

                   Initial Investment..........................................  $1,000
                   Subsequent Investments......................................  $   50
                   Automatic Investment Plan*..................................  $   50
                   Retirement Plan*............................................  $   25

              * The initial investment minimum of $1,000 is waived on these plans.

              The Fund reserves the right to change these investment
              minimums. The Fund also reserves the right to refuse a
              purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
             -------------------------------------------------------------------

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of the New York Stock
                       Exchange (NYSE), usually 4:00 p.m. Eastern time. Your
                       financial advisor may charge you fees for executing the
                       purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts send a completed application and check made
(new account)          payable to the Fund and mailed to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts fill out and return the additional
(existing account)     investment stub included in your quarterly statement, or
                       send a letter of instruction including your Fund name and
                       account number with a check made payable to the Fund and
                       mailed to Columbia Funds Services, Inc., P.O. Box 8081,
                       Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class of the Fund at no additional cost.
                       There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By wire                You may purchase shares by wiring money from your bank
                       account to your Fund account. To wire funds to your Fund
                       account, call 1-800-422-3737 for wiring instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares by electronically transferring money
funds transfer         from your bank account to your Fund account by calling
                       1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good
                       form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
-----------------------------------------------------------------------------------

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 8

YOUR ACCOUNT

METHOD                 INSTRUCTIONS
Automatic              You can make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You can select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You can purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       You must have a current balance of at least $5,000 in the
                       fund the money is coming from. Exchanges will continue so
                       long as your fund balance is sufficient to complete the
                       transfers. You may terminate your program or change the
                       amount of the exchange (subject to the $100 minimum) by
                       calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.

SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

             -------------------------------------------------------------------

              CHOOSING A SHARE CLASS

              The Fund offers four classes of shares in this prospectus -- CLASS A, B, C and D. Class D shares are closed to new investors and new accounts. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

              The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a
              separate prospectus provided to eligible institutional and other investors.
             -------------------------------------------------------------------

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

                                                                            ----

YOUR ACCOUNT

CLASS A SALES CHARGES

                                                                                                      % OF OFFERING
                                                                AS A % OF                                 PRICE
                                                                THE PUBLIC           AS A %            RETAINED BY
                                                                 OFFERING           OF YOUR             FINANCIAL
AMOUNT PURCHASED                                                  PRICE            INVESTMENT            ADVISOR
Less than $50,000                                                  5.75               6.10                5.00
-------------------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                                      4.50               4.71                3.75
-------------------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                                     3.50               3.63                2.75
-------------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                                     2.50               2.56                2.00
-------------------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                                   2.00               2.04                1.75
-------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                 0.00               0.00                0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the shares were purchased. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                                COMMISSION %
Less than $3 million                                                1.00
----------------------------------------------------------------------------
$3 million to less than $5 million                                  0.80
----------------------------------------------------------------------------
$5 million to less than $25 million                                 0.50
----------------------------------------------------------------------------
$25 million or more                                                 0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

             -------------------------------------------------------------------

              UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

              Certain investments in Class A, B, C and D shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
              time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares you have held the longest.
             -------------------------------------------------------------------

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 10

YOUR ACCOUNT

REDUCED SALES CHARGES FOR LARGER INVESTMENTS

A.  What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date of the Statement of Intent is received by the Fund.

B.  What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

     - Individual accounts

     - Joint accounts

     - Certain IRA accounts

     - Certain trusts

     - UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father-in-law and mother-in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.

                                                                            ----

YOUR ACCOUNT

C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depends on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.

D.  How can I obtain more information about breakpoint discounts?

Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   5.00
-------------------------------------------------------------------------------
Through second year                                                  4.00
-------------------------------------------------------------------------------
Through third year                                                   3.00
-------------------------------------------------------------------------------
Through fourth year                                                  3.00
-------------------------------------------------------------------------------
Through fifth year                                                   2.00
-------------------------------------------------------------------------------
Through sixth year                                                   1.00
-------------------------------------------------------------------------------
Longer than six years                                                0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors,

----
 12

YOUR ACCOUNT

purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to the lower CDSC and the applicable reduced holding period; provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders.

PURCHASES OF $250,000 TO LESS THAN $500,000:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
-------------------------------------------------------------------------------
Through second year                                                  2.00
-------------------------------------------------------------------------------
Through third year                                                   1.00
-------------------------------------------------------------------------------
Longer than three years                                              0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
-------------------------------------------------------------------------------
Through second year                                                  2.00
-------------------------------------------------------------------------------
Through third year                                                   1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

                                                                            ----

YOUR ACCOUNT

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Class C shares have no front-end sales charge, but they do carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding the shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up front commission of 1.00% on sales of Class C shares.

CLASS C SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   1.00
-------------------------------------------------------------------------------
Longer than one year                                                 0.00

CLASS D SHARES Class D shares are closed to new investors. Your purchases of Class D shares are made at the public offering price for these shares. This price includes a sales charge of 1.00% (currently being waived), which is paid as a commission to your financial advisor on the sale of Class D shares as shown in the chart below.

CLASS D SALES CHARGES

                                            % OF OFFERING PRICE
  AS A % OF THE PUBLIC      AS A % OF      RETAINED BY FINANCIAL
     OFFERING PRICE      YOUR INVESTMENT          ADVISOR
          1.00                1.01                 1.00

In addition, the distributor pays your financial advisor an initial commission of 1.00% on sales of Class D shares. The Fund's investment advisor has agreed to waive indefinitely the front-end sales charge for purchases of Class D shares by existing Class D investors.

Class D shares also carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class (and in some cases certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. In the case of Class D shares, you may exchange your Class D shares for Class D shares of another fund in which you own Class D shares. Otherwise, you may exchange your Class D shares only for Class C shares. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Your Account -- Fund Policy on Trading of Fund Shares" in this Prospectus for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification number available when calling.

----
 14

YOUR ACCOUNT

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When a Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-345-6611 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund distributed by
                       Columbia Funds Distributor, Inc. at no additional cost. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period.
                       You do not need to set up this feature in advance of your
                       call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                       address below. In your letter of instruction, note the
                       Fund's name, share class, account number, and the dollar
                       value or number of shares you wish to sell. All account
                       owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution that participates in the Medallion Signature Guarantee Program for amounts
                       over $100,000 or for alternate payee or mailing
                       instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                       1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                       telephone request. Be sure to complete the appropriate
                       section of the account application for this feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                       available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                       Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic funds    You may sell shares and request that the proceeds be
transfer               electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                       must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

                                                                            ----

YOUR ACCOUNT

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Directors of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

----
 16

YOUR ACCOUNT

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
RULE 12B-1 PLAN The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A, B, C and D shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B, Class C and Class D shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B, Class C and Class D shares. Distribution and service fees are paid out of the assets of these classes. The Fund's Board of Directors limits total payments under the Rule 12b-1 plan for Class A shares to 0.25%. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedules applicable to Class B shares.

ADDITIONAL INTERMEDIARY COMPENSATION In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.

                                                                            ----

YOUR ACCOUNT

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday). Shares are not priced on days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

----
 18

YOUR ACCOUNT

DISTRIBUTION OPTIONS The Fund declares and pays dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund, and subsequent distributions will be reinvested.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

                                                                            ----

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Directors. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate annualized advisory fees paid to Columbia Management by the Fund amounted to 0.50% of average daily net assets of the Fund.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Mr. Guy W. Pope is responsible for determining the sector or industry weightings of the equity portion of the Fund. Mr. Leonard A. Aplet and Mr. Jeffrey L. Rippey have the responsibility for determining the sector emphasis and securities within the fixed income allocation of the Fund. Following is information regarding each of the portfolio managers responsible for security selection within the Fund.

LEONARD A. APLET, a Senior Vice President of Columbia Management, has been associated with Columbia Management or its predecessors since 1987.

GUY W. POPE, a Senior Vice President of Columbia Management, has been associated with Columbia Management or its predecessors since 1993.

JEFFREY L. RIPPEY, a Senior Vice President of Columbia Management, has been associated with Columbia Management or its predecessors since 1981.

----
 20

OTHER INVESTMENT STRATEGIES

The Fund's principal investment strategies and their associated risks are described above. This section describes other investment strategies of the Fund. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may not elect to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goal. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

             -------------------------------------------------------------------

              UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND
              RISKS

              The Fund's principal investment strategies and risks are
              described under "The Fund -- Principal Investment Strategies"
              and "The Fund -- Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks. Additional information about the Fund's securities and investment techniques is contained in the
              Statement of Additional Information.
             -------------------------------------------------------------------

BOND SELECTION
--------------------------------------------------------------------------------
The Fund may invest in a variety of debt securities, including bonds, debentures, notes, equipment trust certificates and short-term obligations (those having maturities of 12 months or less), such as prime commercial paper and bankers' acceptances, domestic certificates of deposit, obligations of, or guaranteed by, the U.S. Government and its agencies and instrumentalities, mortgage-backed certificates, mortgage-backed securities and other similar securities representing ownership in a pool of loans. The Fund may also invest in repurchase agreements with banks or securities dealers relating to these securities.

Mortgage-backed securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect, "passing through" monthly payments made by the individual borrowers on the mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities).

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association (GNMA)) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported with various credit enhancements such as pool insurance, guarantees issued by governmental entities, a letter of credit from a bank or senior/subordinated structures.

The Fund will usually invest some portion of its assets in collateralized mortgage obligations (CMOs) issued by U.S. agencies or instrumentalities or in privately issued CMOs that carry an investment-grade rating. CMOs are

                                                                            ----

OTHER INVESTMENT STRATEGIES

hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a mortgage pass-through, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured in multiple classes, with each class bearing a different stated maturity or interest rate. The Fund will only invest in those CMOs whose characteristics and terms are consistent with the average maturity and market risk profile of the other fixed income securities held by the Fund.

The Fund is permitted to invest in asset-backed securities, subject to the Fund's rating and quality requirements. Through the use of trusts and special purpose subsidiaries, various types of assets, including home equity and automobile loans and credit card and other types of receivables, as well as purchase contracts, financing leases and sales agreements entered into by municipalities, are being securitized in pass-through structures similar to the mortgage pass-through structures described above.

----
 22

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Class A, B, C or D share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

THE FUND

                                                                YEAR ENDED         PERIOD ENDED         PERIOD ENDED
                                                                AUGUST 31,          AUGUST 31,          DECEMBER 31,
                                                                   2004              2003(A)              2002(B)
                                                                 Class A             Class A              Class A
                                                                ----------         ------------         ------------
NET ASSET VALUE -- BEGINNING OF PERIOD ($)                        19.18               17.52                17.58
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(c)                                         0.29                0.16                 0.03
  Net realized and unrealized gain on investments                  0.67                1.64                   --(d)
--------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                   0.96                1.80                 0.03
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS ($):
  From net investment income                                      (0.28)              (0.14)               (0.09)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                              19.86               19.18                17.52
--------------------------------------------------------------------------------------------------------------------
Total return (%)(e)                                                4.99               10.35(f)              0.19(f)
--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ($)                      2,577                 670                  146
Ratio of expenses to average net assets (%)(g)                     1.02                1.42(h)              1.17(h)
Ratio of net investment income to average net assets (%)(g)        1.45                1.32(h)              2.03(h)
Portfolio turnover rate (%)                                         158                 110(f)                98

 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Rounds to less than $0.01 per share.

 (e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

 (f) Not annualized.

 (g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (h) Annualized.

                                                                            ----

FINANCIAL HIGHLIGHTS

THE FUND

                                                                YEAR ENDED    PERIOD ENDED    PERIOD ENDED
                                                                AUGUST 31,     AUGUST 31,     DECEMBER 31,
                                                                   2004         2003(A)         2002(B)
                                                                 Class B        Class B         Class B
                                                                ----------    ------------    ------------
NET ASSET VALUE -- BEGINNING OF PERIOD ($)                         19.16          17.52           17.58
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(c)                                          0.14           0.07            0.02
  Net realized and unrealized gain (loss) on investments            0.66           1.65           (0.01)
----------------------------------------------------------------------------------------------------------
Total from Investment Operations                                    0.80           1.72            0.01
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS ($):
  From net investment income                                       (0.13)         (0.08)          (0.07)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                               19.83          19.16           17.52
----------------------------------------------------------------------------------------------------------
Total return (%)(d)                                                 4.17           9.83(e)         0.06(e)
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ($)                       7,286          3,349             608
Ratio of expenses to average net assets (%)(f)                      1.77           2.17(g)         1.92(g)
Ratio of net investment income to average net assets (%)(f)         0.71           0.59(g)         1.28(g)
Portfolio turnover rate (%)                                          158            110(e)           98

 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (e) Not annualized.

 (f )The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (g) Annualized.

----
 24

FINANCIAL HIGHLIGHTS

THE FUND

                                                                PERIOD ENDED
                                                                 AUGUST 31,
                                                                  2004(A)
                                                                  Class C
                                                                ------------
NET ASSET VALUE -- BEGINNING OF PERIOD ($)                          19.59
----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(b)                                           0.13
  Net realized and unrealized gain (loss) on investments             0.23
----------------------------------------------------------------------------
Total from Investment Operations                                     0.36
----------------------------------------------------------------------------
LESS DISTRIBUTIONS ($):
  From net investment income                                        (0.12)
----------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                                19.83
----------------------------------------------------------------------------
Total return (%)(c)(d)                                               1.82
----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ($)                          730
Ratio of expenses to average net assets (%)(e)(f)                    1.80
Ratio of net investment income to average net assets
(%)(e)(f)                                                            0.72
Portfolio turnover rate (%)                                           158

 (a) Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

 (b) Per share data was calculated using average shares outstanding during the period.

 (c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (d) Not annualized.

 (e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (f) Annualized.

                                                                            ----

FINANCIAL HIGHLIGHTS

THE FUND

                                                                YEAR ENDED         PERIOD ENDED         PERIOD ENDED
                                                                AUGUST 31,          AUGUST 31,          DECEMBER 31,
                                                                   2004              2003(A)              2002(B)
                                                                 Class D             Class D              Class D
                                                                ----------         ------------         ------------
NET ASSET VALUE -- BEGINNING OF PERIOD ($)                         19.17               17.51                17.58
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(c)                                          0.15                0.11                 0.02
  Net realized and unrealized gain (loss) on investments            0.65                1.64                (0.02)
--------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                    0.80                1.75                   --
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS ($):
  From net investment income                                       (0.15)              (0.09)               (0.07)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                               19.82               19.17                17.51
--------------------------------------------------------------------------------------------------------------------
Total return (%)(d)                                                 4.14               10.01(e)              0.01(e)
--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ($)                         361                 770                  446
Ratio of expenses to average net assets (%)(f)                      1.77                1.87(g)              1.92(g)
Ratio of net investment income to average net assets (%)(f)         0.74                0.89(g)              1.28(g)
Portfolio turnover rate (%)                                          158                 110(e)                98

 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (e) Not annualized.

 (f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (g) Annualized.

----
 26

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. These reports contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Fund's Statement of Additional Information and the Fund's website (www.columbiafunds.com) include a description of the Fund's policies with respect to disclosure of its portfolio holdings.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Balanced Fund, Inc.: 811-06338

--------------------------------------------------------------------------------

(ColumbiaFunds Logo)

Advised by Columbia Management Advisors

(C)2004 Columbia Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621
800.426.3750  www.columbiafunds.com                             183-01/780T-1204

COLUMBIA BALANCED FUND                     Prospectus, January 1, 2005

CLASS Z SHARES

Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   4
Your Expenses........................................   6


YOUR ACCOUNT                                            7
---------------------------------------------------------
How to Buy Shares....................................   7
Eligible Investors...................................   7
Sales Charges........................................   8
How to Exchange Shares...............................   9
How to Sell Shares...................................   9
Fund Policy on Trading of Fund Shares................  10
Other Information About Your Account.................  11


MANAGING THE FUND                                      14
---------------------------------------------------------
Investment Advisor...................................  14
Portfolio Managers...................................  14


OTHER INVESTMENT STRATEGIES                            15
---------------------------------------------------------
Bond Selection.......................................  15


FINANCIAL HIGHLIGHTS                                   17
---------------------------------------------------------

Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks high total return by investing in common stocks and debt securities.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Normally, 35% to 65% of total net assets will be allocated to stocks and 35% to 65% will be allocated to debt securities. The Fund's stocks will primarily be those of large-cap, well-established companies. Many of the Fund's stocks have a history of paying level or rising dividends and are expected to continue paying dividends.

The Fund's debt securities will generally have intermediate- to long-term maturities. They will be primarily investment-grade, or unrated securities determined by the Fund's investment advisor to be of comparable quality, including obligations of the U.S. Government, its agencies and instrumentalities, corporate debt securities, asset-backed securities, collateralized bonds, and loan and mortgage obligations. Investment grade securities are those rated at least BBB by Standard & Poor's (S&P) or at least Baa by Moody's Investors Services, Inc. (Moody's). The Fund may also invest in non-investment grade securities.

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies."

As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

----
 2

THE FUND

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Credit risk refers to the possibility that the issuer of a bond may fail to make timely payments of interest or principal. Investment-grade securities are subject to some credit risk. Bonds in the lowest-rated investment-grade category have speculative characteristics. The non-investment-grade bonds held by the Fund are subject to greater credit risk than higher-rated, lower yielding bonds. High yield bonds may be issued to fund corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events, and they are often issued by smaller, less creditworthy companies or by companies with substantial debt. The prices of high yield bonds are generally more sensitive than higher-rated bonds to the financial condition of the issuer and adverse changes in the economy. Changes in economic conditions or other circumstances are more likely to weaken the ability of the issuer to make principal and interest payments on these bonds than is the case for high-rated bonds. In addition, the ratings of securities provided by Moody's and S&P are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis. See the Statement of Additional Information for a complete discussion of bond ratings.

Certain of the U.S. Government securities in which the Fund invests, such as mortgage backed securities that are issued by government sponsored enterprises and securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank, are neither insured nor guaranteed by the United States Government. Such securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality, and, as a result, may be subject to greater risk than securities issued or guaranteed by the U.S. Treasury.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid

                                                                            ----

THE FUND

earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the securities. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and may result in greater volatility.

Inflation risk is a risk to investors who invest in fixed income instruments, such as bond or money market funds, because there is a chance that the returns on these instruments may not keep pace with inflation. Inflation represents the rising cost of goods and services over time.

Reinvestment risk is the risk that income from the Fund's debt securities will decline if and when the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Fund's portfolio.

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also cause the Fund to receive taxable income, which could increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. For more information on the risks of derivative strategies, see the Statement of Additional Information.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of broad measures of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

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 4

THE FUND

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

              The Fund's returns are compared to the S&P 500 Index and the Lehman Aggregate Bond Index. The S&P 500 Index is an
              unmanaged index generally considered representative of the
              U.S. stock market. The Lehman Aggregate Bond Index is an
              unmanaged index composed of investment-grade U.S. Treasury and agency securities, corporate bonds, and mortgage-backed bonds. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally
              managed.
             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS Z)

                                  (BAR CHART)

                        0.10%     25.08%     11.78%     18.74%     20.07%     12.70%      0.82%                           18.73%
                                                                                                    -7.40%     -12.97%
                        1994       1995       1996       1997       1998       1999       2000       2001       2002       2003


            The Fund's year-to-date total return through  For period shown in bar chart:
            September 30, 2004 (Class Z) was -0.74%.      Best quarter: 4th quarter 1998, +12.86%
                                                          Worst quarter: 3rd quarter 2002, -9.21%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2003

                                                              INCEPTION
                                                                DATE            1 YEAR          5 YEARS         10 YEARS
Class Z (%)                                                    10/1/91
  Return Before Taxes                                                            18.73            1.69            8.05
  Return After Taxes on Distributions                                            18.37            0.31            5.84
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                                         12.60            0.70            5.75
------------------------------------------------------------------------------------------------------------------------
S&P 500 Index (%)                                                                28.68           -0.57           11.07
------------------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index (%)                                                   4.10            6.62            6.95

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THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------

              UNDERSTANDING EXPENSES

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees and other administrative costs including pricing and custody services.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions
             -------------------------------------------------------------------

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         0.00
--------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               0.00
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Redemption fee (%) (as a percentage of amount redeemed, if
applicable)                                                     (2)

 (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (2) There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

Management fee (%)                                              0.50
--------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                       0.00
--------------------------------------------------------------------
Other expenses(3) (%)                                           0.23
--------------------------------------------------------------------
Total annual fund operating expenses(3) (%)                     0.73

 (3) Restated to reflect changes in contractual rates for transfer agency and bookkeeping services effective November 1, 2003.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $75      $233      $406       $906

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 6

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with Columbia Funds Services, Inc. or your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of the New York Stock
                       Exchange (NYSE), usually 4:00 p.m. Eastern time. Your
                       financial advisor may charge you fees for executing the
                       purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts send a completed application and check made
(new account)          payable to the Fund and mailed to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts fill out and return the additional
(existing account)     investment stub included in your quarterly statement, or
                       send a letter of instruction including your Fund name and
                       account number with a check made payable to the Fund and
                       mailed to Columbia Funds Services, Inc., P.O. Box 8081,
                       Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class or Class A of the Fund at no
                       additional cost. There may be an additional charge if
                       exchanging from a money market fund. To exchange by
                       telephone, call 1-800-422-3737. Please see "How to Exchange
                       Shares" for more information.
-----------------------------------------------------------------------------------
By wire                You may purchase shares by wiring money from your bank
                       account to your Fund account. To wire funds to your Fund
                       account, call 1-800-422-3737 for wiring instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You can make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You can select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You can purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       fund shares of the same class at no additional cost. You
                       must have a current balance of at least $5,000 in the fund the money is coming from. Exchanges will continue so long as your fund balance is sufficient to complete the transfers.
                       You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling
                       1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

                                                                            ----

YOUR ACCOUNT

$1,000 minimum initial investment

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (CFDI) (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no load shares of funds merged with funds distributed by CFDI;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by CFDI; and

- Any employee (or family member of an employee) of FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment

- Clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and

- Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

- Any client of Fleet National Bank or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet National Bank or the subsidiary);

- A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from CFDI or through a third party broker-dealer;

- Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan, however, each investment requires a $25 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

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 8

YOUR ACCOUNT

             -------------------------------------------------------------------
CHOOSING A SHARE CLASS

              The Fund offers one class of shares in this prospectus --
              CLASS Z.

              The Fund also offers four additional classes of shares -- Class A, B, C and D shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

              In general, anyone who is eligible to purchase Class Z
              shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
             -------------------------------------------------------------------

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" in this Prospectus for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification number available when calling.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                            ----

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares by exchanging from the Fund into Class Z shares or Class A shares of
                       another fund distributed by Columbia Funds Distributor, Inc.
                       at no additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period.
                       You do not need to set up this feature in advance of your
                       call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                       address below. In your letter of instruction, note the
                       Fund's name, share class, account number, and the dollar
                       value or number of shares you wish to sell. All account
                       owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution that participates in the Medallion Signature Guarantee Program for amounts
                       over $100,000 or for alternate payee or mailing
                       instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                       1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                       telephone request. Be sure to complete the appropriate
                       section of the account application for this feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares and request that the proceeds be
funds transfer         electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                       must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Directors of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the

----
 10

YOUR ACCOUNT

same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday). Shares are not priced on days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. If you request a transaction through your financial advisor, the firm must receive your order by the close of trading on the NYSE to receive that day's price. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed.

                                                                            ----

YOUR ACCOUNT

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund declares and pays dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

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 12

YOUR ACCOUNT

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
  transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

                                                                            ----

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Directors. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate annualized advisory fees paid to Columbia Management by the Fund amounted to 0.50% of average daily net assets of the Fund.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Mr. Guy W. Pope is responsible for determining the sector or industry weightings of the equity portion of the Fund. Mr. Leonard A. Aplet and Mr. Jeffrey L. Rippey have the responsibility for determining the sector emphasis and securities within the fixed income allocation of the Fund. Following is information regarding each of the portfolio managers responsible for security selection within the Fund.

LEONARD A. APLET, a Senior Vice President of Columbia Management, has been associated with Columbia Management or its predecessors since 1987.

GUY W. POPE, a Senior Vice President of Columbia Management, has been associated with Columbia Management or its predecessors since 1993.

JEFFREY L. RIPPEY, a Senior Vice President of Columbia Management, has been associated with Columbia Management or its predecessors since 1981.

----
 14

OTHER INVESTMENT STRATEGIES

The Fund's principal investment strategies and their associated risks are described above. This section describes other investment strategies of the Fund. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may not elect to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goal. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

             -------------------------------------------------------------------

              UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND
              RISKS

              The Fund's principal investment strategies and risks are
              described under "The Fund -- Principal Investment Strategies"
              and "The Fund -- Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks. Additional information about the Fund's securities and investment techniques is contained in the
              Statement of Additional Information.
             -------------------------------------------------------------------

BOND SELECTION
--------------------------------------------------------------------------------
The Fund may invest in a variety of debt securities, including bonds, debentures, notes, equipment trust certificates and short-term obligations (those having maturities of 12 months or less), such as prime commercial paper and bankers' acceptances, domestic certificates of deposit, obligations of, or guaranteed by, the U.S. Government and its agencies and instrumentalities, mortgage-backed certificates, mortgage-backed securities and other similar securities representing ownership in a pool of loans. The Fund may also invest in repurchase agreements with banks or securities dealers relating to these securities.

Mortgage-backed securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect, "passing through" monthly payments made by the individual borrowers on the mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities).

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association (GNMA)) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation (FHLMC), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported with various credit enhancements such as pool insurance, guarantees issued by governmental entities, a letter of credit from a bank or senior/subordinated structures.

The Fund will usually invest some portion of its assets in collateralized mortgage obligations (CMOs) issued by U.S. agencies or instrumentalities or in privately issued CMOs that carry an investment-grade rating. CMOs are

                                                                            ----

OTHER INVESTMENT STRATEGIES

hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a mortgage pass-through, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs may be structured in multiple classes, with each class bearing a different stated maturity or interest rate. The Fund will only invest in those CMOs whose characteristics and terms are consistent with the average maturity and market risk profile of the other fixed income securities held by the Fund.

The Fund is permitted to invest in asset-backed securities, subject to the Fund's rating and quality requirements. Through the use of trusts and special purpose subsidiaries, various types of assets, including home equity and automobile loans and credit card and other types of receivables, as well as purchase contracts, financing leases and sales agreements entered into by municipalities, are being securitized in pass-through structures similar to the mortgage pass-through structures described above.

----
 16

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's Class Z financial performance for the periods indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

THE FUND

                          YEAR ENDED         PERIOD ENDED
                          AUGUST 31,          AUGUST 31,                             YEAR ENDED DECEMBER 31,
                             2004              2003(A)            2002(B)            2001             2000              1999
                           Class Z            Class Z             Class Z          Class Z           Class Z           Class Z
                            -------             -------           -------          -------          ---------         ---------
NET ASSET VALUE --
BEGINNING OF PERIOD
($)                           19.19               17.51             20.67            22.96              24.72             23.17
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS ($):
  Net investment
  income                       0.35(c)             0.24(c)           0.47(c)          0.57(d)            0.67              0.69
  Net realized and
  unrealized gain
  (loss) on
  investments                  0.66                1.64             (3.13)           (2.27)(d)          (0.41)             2.21
-------------------------------------------------------------------------------------------------------------------------------
Total from Investment
Operations                     1.01                1.88             (2.66)           (1.70)              0.26              2.90
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
($):
  From net investment
  income                      (0.36)              (0.20)            (0.50)           (0.59)             (0.68)            (0.69)
  From net realized
  gains                          --                  --                --               --              (1.34)            (0.66)
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions           (0.36)              (0.20)            (0.50)           (0.59)             (2.02)            (1.35)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)             19.84               19.19             17.51            20.67              22.96             24.72
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)(e)            5.27               10.81(f)         (12.97)           (7.40)              0.82             12.70
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA ($):
Net assets, end of
period (000's) ($)          483,746             640,402           668,290          983,749          1,126,854         1,040,940
Ratio of expenses to
average net assets
(%)(g)                         0.77                0.77(h)           0.70             0.67               0.65              0.66
Ratio of net
investment income to
average net assets
%(g)                           1.73                2.03(h)           2.50             2.70(d)            2.73              2.85
Portfolio turnover
rate (%)                        158                 110(f)             98              111                105               133

 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001, was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 2.73% to 2.70%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

 (e) Total return at net asset value assuming all distributions reinvested.

 (f) Not annualized.

 (g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (h) Annualized.

                                                                            ----

NOTES

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 18

NOTES

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FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. These reports contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Fund's Statement of Additional Information and the Fund's website (www.columbiafunds.com) include a description of the Fund's policies with respect to disclosure of its portfolio holdings.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Balanced Fund, Inc.: 811-06338

--------------------------------------------------------------------------------

(ColumbiaFunds Logo)

Advised by Columbia Management Advisors

(C)2004 Columbia Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621
800.426.3750  www.columbiafunds.com                             183-01/782T-1204

                     COLUMBIA INTERNATIONAL STOCK FUND, INC.
                       COLUMBIA MID CAP GROWTH FUND, INC.
                      COLUMBIA SMALL CAP GROWTH FUND, INC.
                     COLUMBIA REAL ESTATE EQUITY FUND, INC.
                         COLUMBIA TECHNOLOGY FUND, INC.
                     COLUMBIA STRATEGIC INVESTOR FUND, INC.
                          COLUMBIA BALANCED FUND, INC.
                    COLUMBIA OREGON MUNICIPAL BOND FUND, INC.
                         COLUMBIA HIGH YIELD FUND, INC.
                       A SERIES OF COLUMBIA FUNDS TRUST I
                       STATEMENT OF ADDITIONAL INFORMATION
                                __________, 2005

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of each of the following 9 mutual funds: Columbia International Stock Fund, Inc. (the "International Stock Fund" or "CISF"), Columbia Mid Cap Growth Fund, Inc. formerly Columbia Special Fund, Inc. (the "Mid Cap Growth Fund" or "CMCG"), Columbia Small Cap Growth Fund, Inc. formerly Columbia Small Cap Fund, Inc. (the "Small Cap Growth Fund" or "CSCG"), Columbia Real Estate Equity Fund, Inc. (the "Real Estate Fund" or "CREF"), Columbia Technology Fund, Inc. (the "Technology Fund" or "CTF"), Columbia Strategic Investor Fund, Inc. formerly Columbia Strategic Value Fund, Inc. (the "Strategic Investor Fund" or "CSIF"), Columbia Balanced Fund, Inc. (the "Balanced Fund" or "CBF"), Columbia Oregon Municipal Bond Fund, Inc. (the "Oregon Municipal Bond Fund" or "CMBF"), and Columbia High Yield Fund, Inc. (the "High Yield Fund" or "CHYF") (each a "Fund" and together the "Funds"). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Fund dated ____________, 2005. This SAI should be read together with each Fund's Prospectus, and the most recent Annual Report dated August 31, 2005 and Semiannual Report dated February 28, 2005. Investors may obtain a free copy of each Fund's Prospectus and Annual Report and Semiannual Report from Columbia Management Distributors, Inc. (CMD), One Financial Center, Boston, MA 02111-2621 or by calling 1-800-426-3750. The financial statements and Report of the Independent Registered Public Accounting Firm appearing in the Predecessor Fund's August 31, 2005 Annual Report and the financial statements appearing in each Fund's February 28, 2005 Semiannual Report are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by CMD generally and additional information about certain securities and investment techniques described in each Fund's Prospectuses.

TABLE OF CONTENTS

        PART 1                                                                                       PAGE
DEFINITIONS............................................................................................b
ORGANIZATION AND HISTORY...............................................................................b
INVESTMENT GOALS AND POLICIES..........................................................................b
FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES....................................................b
PORTFOLIO TURNOVER.....................................................................................d
FUND CHARGES AND EXPENSES..............................................................................d
PORTFOLIO MANAGERS.....................................................................................l
CUSTODIAN OF THE FUND.................................................................................gg
INDEPENDENT REGISTERED PULIC ACCOUNTING FIRM..........................................................gg


                                     PART 1
                     COLUMBIA INTERNATIONAL STOCK FUND, INC.
                       COLUMBIA MID CAP GROWTH FUND, INC.
                      COLUMBIA SMALL CAP GROWTH FUND, INC.
                     COLUMBIA REAL ESTATE EQUITY FUND, INC.
                         COLUMBIA TECHNOLOGY FUND, INC.
                     COLUMBIA STRATEGIC INVESTOR FUND, INC.
                          COLUMBIA BALANCED FUND, INC.
                    COLUMBIA OREGON MUNICIPAL BOND FUND, INC.
                         COLUMBIA HIGH YIELD FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION
                               _____________, 2005

DEFINITIONS

      "Trust"           Columbia Funds Trust I
      "CISF"            Columbia International Stock Fund
      "CMCG"            Columbia Mid Cap Growth Fund, Inc.
      "CSCG"            Columbia Small Cap Growth Fund, Inc.
      "CREF"            Columbia Real Estate Equity Fund, Inc.
      "CTF"             Columbia Technology Fund, Inc.
      "CSIF"            Columbia Strategic Investor Fund, Inc.
      "CBF"             Columbia Balanced Fund, Inc.
      "CMBF"            Columbia Oregon Municipal Bond Fund, Inc.
      "CHYF"            Columbia High Yield Fund, Inc.
      "Advisor"         Columbia Management Advisors, Inc., each Fund's
                        investment advisor
      "CMD"             Columbia Management Distributors, Inc. each Fund's
                        distributor
      "CMS"             Columbia Management Services, Inc., each Fund's
                        shareholder services and transfer agent

ORGANIZATION AND HISTORY
Each Fund, other than the Oregon Municipal Bond Fund and the Columbia Technology Fund, is an open-end management diversified investment company. The Oregon Municipal Bond Fund and the Columbia Technology Fund are "non-diversified," which means that they may invest a greater percentage of their assets in the securities of a single issuer than the other Funds. The Funds, except the International Stock Fund, are organized as Oregon corporations. The International Stock Fund is expected to commence investment operations as a series of the Trust on October 7, 2005. Prior to October 7, 2005 (the "Fund Reorganization Date"), the Fund was organized as an Oregon corporation (the "Predecessor Fund") that commenced investment operations in 1992. The information provided for The International Stock Fund in this SAI for periods prior to the Fund Reorganization Date relates to the Predecessor Fund.


[INVESTMENT GOALS AND POLICIES
Each Prospectus describes the investment goal and investment strategies and risks of each Fund to which it pertains. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Funds. Part 2 contains, among other things additional information about the following securities and investment techniques that may be utilized by the Funds, unless otherwise noted, subject to any restrictions described in Part 1 of this SAI:

      Custody Receipts and Trust Certificates (the Asset Allocation Fund only) Short-Term Trading
      Small Companies (the Small Cap and Small Company Funds only)
      Common Stock, Preferred Stock and Warrants
      Foreign Securities
      Other Investment Companies
      Money Market Instruments
      Securities Loans


                                       b

      Forward Commitments
              *When-Issued" Securities (the Large Cap Core, Dividend,
               International and Small Cap Funds only)
              *Delayed Delivery* Securities (the Large Cap Core, Dividend and
               small Cap Funds only)
      Mortgage Dollar Rolls (the Asset Allocation Fund only)
      REITs
      Mortgage-Backed Securities (the Asset Allocation Fund only)
      Non-Agency Mortgage-Backed Securities (the Asset Allocation Fund only) Asset-Backed Securities (the Asset Allocation Fund only)
      Repurchase Agreements
      Reverse Repurchase Agreements
      Options on Securities
      Futures Contracts and Related Options
      Swap Agreements (Swaps, Caps, Collars and Floors)
      Foreign Currency Transactions
      Rule 144A Securities
      Variable and Floating Rate Obligations
      Convertible Securities
      Yankee Obligations
      American, European, Continental and Global Depositary Receipts
              (except that only the Large Cap Core, International, Small Cap and Dividend Funds may invest in GDRs)

Except as indicated below under "Fundamental and Non-Fundamental Investment Policies," the Funds' investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.]

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940, as amended (1940 Act), provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

Each Fund may not, as a matter of fundamental policy:

1. Underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.

2. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

3. Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. With the exception of the Real Estate Fund, which will invest at least 65% of the value of its total assets in securities of companies principally engaged in the real estate industry, purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental

                                       c
         investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

7. With the exception of the Oregon Municipal Bond Fund and the Columbia Technology Fund, purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

NON-FUNDAMENTAL INVESTMENT POLICIES
The following non-fundamental investment policies may be changed without shareholder approval:

(1) The Funds, except the Oregon Municipal Bond Fund, may not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

(2) Under normal market conditions, no more than 25% of International Stock Fund's assets may be committed to the consummation of currency exchange contracts.

(3) The Mid Cap Growth Fund may not invest less than 80% of its assets in the stocks of mid-cap companies (those stocks with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Mid Cap Index), except when the Fund is taking a temporary defensive position due to a determination by the Fund's Advisor that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities.

(4) The Small Cap Growth Fund may not invest less than 80% of its assets in the stocks of small-cap companies (those stocks with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the S&P SmallCap 600 Index), except when the Fund is taking a temporary defensive position due to a determination by the Fund's Advisor that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the 1940 Act's diversification requirement, an issuer is the entity whose revenues support the security.

PORTFOLIO TURNOVER
Portfolio turnover is included in each Fund's Prospectuses under "Financial Highlights." The Funds may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with the Fund's investment goal. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover may cause Funds to realize capital gains which, if realized and distributed by Funds, may be taxable to shareholders as ordinary income. High portfolio turnover in each of the Fund's portfolio may result in correspondingly greater brokerage commissions and other transaction costs, which would be borne directly by the Funds.

FUND CHARGES AND EXPENSES
Information regarding the advisory fee payable to the Advisor including any waivers or offsets applicable to such Fund is set forth in the prospectus for each Fund.

Effective February 9, 2005, pursuant to an amendment to the Investment Management Agreement with the Advisor, the advisory fee for the following Funds is calculated as a percentage of net assets that declines as net assets increase and is as follows:

                                       d


      International Stock Fund               0.870% of the Fund's first $500 million of net assets;
                                             0.820% of next $500 million of net assets;
                                             0.770% of next $500 million of net assets;
                                             0.720% of next $1.5 billion of net assets;
                                             0.700% of next $3 billion of net assets; and
                                             0.680% of net assets in excess of $6 billion.

      Mid Cap Growth Fund                    0.820% of the Fund's first $500 million of net assets;
                                             0.750% of next $500 million of net assets;
                                             0.720% of next $500 million of net assets; and
                                             0.670% of net assets in excess of $1.5 billion.

      Small Cap Growth Fund                  0.870% of the Fund's first $500 million of net assets;
                                             0.820% of next $500 million of net assets; and
                                             0.770% of net assets in excess of $1 billion.

      Technology Fund                        0.870% of the Fund's first $500 million of net assets;
                                             0.820% of next $500 million of net assets; and
                                             0.770% of net assets in excess of $1 billion.

      High Yield Fund                        0.600% of the Fund's first $500 million of net assets;
                                             0.550% of next $500 million of net assets;
                                             0.520% of next $500 million of net assets; and
                                             0.490% of net assets in excess of $1.5 billion.

Previously, the Advisor had, with respect to the period from November 1, 2004 to February 9, 2005, waived a portion of its fees, so that it retained fees at the rates shown above.

Prior to November 1, 2004, the advisory fee for the following Funds was calculated as a percentage of net assets that declined as net assets increased and was as follows:

   International Stock Fund                  1.000% of the Fund's first $200 million of net assets;
                                             1.000% of the next $300 million of net assets;
                                             0.950% of the next $500 million of net assets; and
                                             0.900% of net assets in excess of $1 billion.

   Mid Cap Growth Fund                       1.000% of the Fund's first $200 million of net assets;
                                             1.000% of the Fund's next $300 million of net assets
                                             0.750% of the next $500 million of net assets; and
                                             0.750% of net assets in excess of $1 billion.

Additionally, the Advisor had voluntarily agreed to waive a portion of its investment advisory fee for the International Stock Fund at an annual rate of 0.10% of the average daily net assets for the period September 1, 2004 through October 31, 2004. The annualized effective rate of this waiver is 0.03%.

Columbia Management Services, Inc. ("CMS") acts as transfer agent and dividend crediting agent for each Fund. Its address is P.O. Box 1722, Boston, Massachusetts 02105-1722. CMS has retained the services of Boston Financial Data Services to assist it in performing its transfer agent functions. It records and disburses dividends for the Funds. Each Fund pays the transfer agent an annual charge per open account as follows:

         Equity Funds               $28.00
         Fixed Income Funds         $34.00
         Money Market Funds         $33.50

Each Fund will also pay for certain reimbursable out-of-pocket expenses as set forth in the agreement. There is no minimum aggregate fee payable by any Fund to CMS for transfer agent services. For certain classes of certain Funds, CMS has agreed to waive transfer agency fees in amounts and for periods more fully described in the relevant prospectus.



                                       e

Columbia Management Distributor, Inc. fka Liberty Funds Distributor, Inc. ("CMD"), a registered securities broker and a member of the National Association of Securities Dealers, Inc., whose address is One Financial Center Boston, MA 02111-2621, is the principal underwriter for the Funds, and is authorized under a distribution agreement with each Fund to sell shares of the Fund. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized financial services firms ("FSFs") or investors.

The Advisor, CMD and CMS are wholly owned subsidiaries of Columbia Management Group, Inc., which is an indirect wholly owned subsidiary of Bank of America Financial Corporation ("Bank of America"). Bank of America and its affiliates provide a wide range of banking, financial, and investment products and services to individuals and businesses. Their principal activities include customer and commercial banking, mortgage lending and servicing, trust administration, investment management, retirement plan services, brokerage and clearing services, securities underwriting, private and corporate financing and advisory activities, and insurance services.

RECENT FEES PAID TO THE ADVISOR, ADMINISTRATOR, CMD AND CMS
Advisory fees paid by each of the Funds for each of the last three fiscal years were as follows:

        FUND                                      2005           2004          2003*
        ----                                     ------      -----------   -----------
        International Stock Fund                  [$ }       $ 4,953,878   $ 1,398,948
        Mid Cap Growth Fund                       [$ }       $ 8,813,801   $ 5,318,563
        Small Cap Growth Fund                     [$ }       $ 7,019,787   $ 3,458,104
        Real Estate Fund                          [$ }       $ 7,214,201   $ 4,042,456
        Technology Fund                           [$ }       $   361,947   $    79,533
        Strategic Investor Fund                   [$ }       $ 2,576,915   $ 1,276,121
        Balanced Fund                             [$ }       $ 3,002,434   $ 2,135,099
        Oregon Municipal Bond Fund                [$ }       $ 2,338,697   $ 1,719,382
        High Yield Fund                           [$ }       $10,523,463   $ 4,977,940

        *The Funds changed their fiscal year end from December 31 to August 31 in 2003. Information provided is for the eight-month period ended August 31, 2003.

A portion of the Advisor's fees are used to pay financial intermediaries for services they provide to investors who invest in the Funds through such financial intermediary. For the fiscal year ended August 31, 2005, the fiscal period ended August 31, 2004 and the fiscal year ended December 31, 2003, the Advisor and its affiliates paid $_________, $6,264,897, and $2,206,111 respectively, to financial intermediaries on behalf of the Funds.

The Funds' 12b-1 Plan monthly service and distribution fees paid to CMD for the period ended August 31, 2005 were (Class C shares were not available until October 13, 2003):

                                              SERVICE FEE                                         DISTRIBUTION FEE
                                              -----------                                         ----------------
                            CLASS A   CLASS B   CLASS C   CLASS D   CLASS G   CLASS T    CLASS B    CLASS C    CLASS D    CLASS G
                            -------   -------   -------   -------   -------   -------    -------    -------    -------    -------
International Stock Fund     $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Mid Cap Growth Fund          $[ ]      $[ ]      $[ ]      $[ ]      $[ ]       $[ ]      $[ ]       $[ ]       $[ ]       $[ ]
Real Estate Equity Fund      $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Technology Fund              $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Strategic Investor Fund      $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Balanced Fund                $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Oregon Municipal Bond Fund   $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
High Yield Fund              $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --

The transfer agent fees paid to CMS for the fiscal year ended August 31, 2005 under each transfer agent agreement were $_______ for the International Stock Fund, $_________ for the Mid Cap Growth Fund, $_______ for the Small Cap Growth Fund, $_________ for the Real Estate Fund, $_______ for the Technology Fund, $_______ for the Strategic Investor Fund, $_________ for the Balanced Fund, $_______ for the Oregon Municipal Bond Fund and $_________ for the High Yield Fund. The transfer agent fees paid by the International Stock Fund, Mid Cap Growth Fund and Strategic Investor Fund are net of transfer agent fees waived by CMD.

The Advisor performs certain administrative services for the Funds pursuant to a Pricing, Bookkeeping and Fund Administration Agreement (the "Agreement"). Under the terms of the Agreement, the Advisor (a) provides fund accounting and financial reporting oversight of State Street Bank and Trust, who provides the daily fund accounting and financial reporting services; (b)


                                       f
maintains and preserves in a secure manner the accounting records of the Funds;
(c) provides fund administration, including daily prospectus, investment restrictions and 1940 Act compliance review, tax and distribution management, expense budgeting, performance reporting and statistical analysis, and board reporting; and (d) provides disaster planning. For the services rendered by the Advisor, each Fund has agreed to pay a minimum of $25,000 plus two basis points for fund accounting and $19,965 for financial reporting, with a maximum combined fee of $150,000. The Advisor will also be compensated for certain out-of-pocket expenses. The amount paid under this agreement to each of the Funds is set forth in the Funds' Annual Report, which is incorporated by reference into this Statement of Additional Information.

BROKERAGE COMMISSIONS

Total brokerage commissions paid (agency only) by each of the respective Funds for each of the last three fiscal years were:



FUND                                      2005          2004           2003*
----                                     ------      ----------      ----------
Common Stock Fund                         [$ ]       $2,038,302      $1,511,696
Growth Fund                               [$ ]       $3,656,405      $3,916,262
Mid Cap Growth Fund                       [$ ]       $4,568,079      $2,792,191
Small Cap Growth Fund                     [$ ]       $4,182,561      $2,274,813
Real Estate Fund                          [$ ]       $1,006,065      $1,359,961
Balanced Fund                             [$ ]       $1,984,251      $1,432,505
Technology Fund                           [$ ]       $1,103,735      $528,962
Strategic Investor Fund                   [$ ]       $1,457,139      $950,489
International Stock Fund                  [$ ]       $2,219,092      $576,027

         *The Funds changed their fiscal year end from December 31 to August 31 in 2003. Information provided is for the eight-month period ended August 31, 2003.

No agency brokerage commissions were paid by the Fixed Income Securities Fund, High Yield Fund, International Stock Fund, or the Oregon Municipal Bond Fund during the last three years. Of the commissions paid in 2005, the Mid Cap Growth Fund paid $_______, the Small Cap Growth Fund paid $_______, the Balanced Fund paid $_______, the Real Estate Fund paid $______, the Strategic Investor Fund paid $_______, and the Technology Fund paid $______ to acquire third-party research or products.

         At August 31, 2005, the Funds held securities of their regular brokers or dealers as set forth below:



FUND                                        BROKER/DEALER                                  VALUE
----                                        -------------                                  -----
INTERNATIONAL STOCK FUND                    AXA                                            [$          3,828,704 ]
                                            CREDIT SUISSE GROUP                            [$          2,393,572 ]
MID CAP GROWTH FUND                         E*Trade Group Inc                              [$          5,478,878 ]
SMALL CAP GROWTH FUND                       AFFILIATED MANAGERS GROUP                      [$          7,705,265 ]
REAL ESTATE EQUITY FUND                     NONE
TECHNOLOGY FUND                             NONE
STRATEGIC INVESTOR FUND                     JP MORGAN CHASE & CO                           [$          5,153,316 ]
                                            CITIGROUP INC                                  [$          3,027,700 ]
                                            MORGAN STANLEY                                 [$          2,536,500 ]
                                            PIPER JAFFRAY                                  [$          1,502,035 ]
                                            NOMURA HOLDINGS INC- ADR                       [$          1,388,000 ]
                                            MARSH & MCLENNAN CO INC                        [$          1,228,975 ]
                                            NIKKO CORDIAL CORP.                            [$            679,682 ]
BALANCED FUND                               CITIGROUP INC                                  [$          9,091,438 ]
                                            JP MORGAN CHASE & CO                           [$          8,980,658 ]
                                            MORGAN STANLEY                                 [$          6,274,903 ]
                                            MARSH & MCLENNAN CO INC                        [$          2,641,179 ]
                                            WACHOVIA CORP                                  [$          1,802,624 ]
                                            EDWARDS (A.G.)                                 [$          1,645,094 ]

                                       g

FUND                                        BROKER/DEALER                                  VALUE
----                                        -------------                                  -----
                                            E*TRADE GROUP INC.                             [$          1,255,748 ]
                                            MERRILL LYNCH & CO INC                         [$          1,011,960 ]
                                            LEHMAN BROTHERS HOLDINGS                       [$            812,800 ]
                                            GOLDMAN SACHS                                  [$            746,609 ]
OREGON MUNICIPAL BOND FUND                  NONE
COLUMBIA HIGH YIELD FUND                    NONE


Provided each Fund's Board of Directors is satisfied that the Fund is receiving the most favorable price and execution available, the Advisor may consider the sale of the Fund's shares as a factor in the selection of brokerage firms to execute its portfolio transactions. The placement of portfolio transactions with brokerage firms who sell shares of a Fund is subject to rules adopted by the National Association of Securities Dealers, Inc. The Advisor may use research services provided by and allocate purchase and sale orders for portfolio securities to certain financial institutions, including, to the extent permitted by law or order of the SEC, financial institutions that are affiliated with the Advisor, if the Advisor believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. During the years listed, the Funds periodically used Robertson Stephens and Fleet Institutional Trading, affiliated broker-dealers of the Advisor that were disbanded in 2004, to execute purchase and sale orders. During 2004 [and 2005], the Funds periodically used W.R. Hambrecht, an affiliated broker-dealer of the Advisor to execute purchase and sale orders.

The aggregate dollar amount of brokerage commissions paid to Robertson Stephens for the fiscal years 2002, 2003, and 2004 is as follows:

FUND                          2004           2003*         2002
----                        --------       --------      --------
Small Cap Growth Fund       $      0       $      0      $      0
Balanced Fund               $      0       $      0      $  9,330
Mid Cap Growth Fund         $      0       $      0      $      0
Growth Fund                 $      0       $      0      $  3,460
Real Estate Equity Fund     $      0       $      0      $      0
Strategic Investor Fund     $      0       $      0      $ 11,510
Common Stock Fund           $      0       $      0      $  2,020

         The aggregate dollar amount of brokerage commissions paid to Fleet Institutional Trading for fiscal years 2003 and 2004 is as follows:

FUND                          2004           2003*
----                        --------       --------
Balanced Fund               $              $      0
Strategic Investor Fund     $  5,125       $ 34,125
Common Stock Fund           $      0       $      0

*The Funds changed their fiscal year end from December 31 to August 31 in 2003.
     Information provided for 2003 is for the eight-month period ended August 31, 2003.

The aggregate dollar amount of brokerage commissions paid to W.R. Hambrecht for the fiscal years 2005 and 2004 are as follows:

FUND                             2005        2004
----                           -------     -------
Small Cap Growth Fund                      $1,365
Mid Cap Growth Fund                        $9,785
Growth Fund                                $25,250
Strategic Investor Fund                    $1,500


TRUSTEES AND TRUSTEES' FEES

Fund Complex consists of the following funds:

The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia


                                       h

Funds Trust VII, the series of Liberty Variable Investment Trust and 8 closed-end or interval management investment company portfolios (the "Liberty Funds").

The series of Columbia Funds Trust VIII, the series of Columbia Funds Trust IX, the series of Columbia Funds Trust XI and the series of SteinRoe Variable Investment Trust (the "Stein Roe Funds").

Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (the "All-Star Funds").

Columbia Management Multi-Strategy Hedge Fund, LLC.

Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust (the "Columbia Funds").

The series of The Galaxy Funds (the "Galaxy Funds").

The series of Columbia Acorn Trust and the series of Wanger Advisors Trust (the "Acorn Funds" and "WAT Funds," respectively).

The Advisor or its affiliates pay the compensation of all the officers of the funds in the Fund Complex advised by the Advisor, including the Trustees who are affiliated with the Advisor. For the fiscal year ended August 31, 2005 and the calendar year ended December 31, 2004, the Trustees received the following compensation for serving as Trustees:

                                                   Aggregate      Total Compensation from
                                Pension or        Compensation       the Columbia Fund
                                Retirement       from the Fund      Complex Paid to the
                             Benefits Accrued    for the Fiscal       Trustees for the
                             as Part of Fund       Year ended       Calendar Year Ended
         Trustee               Expenses (b)     August 31, 2005    December 31, 2004 (a)
         -------               ------------     ---------------    ---------------------
Douglas A. Hacker                  [ ]                [ ]                  115,500
Janet Langford Kelly               [ ]                [ ]                  101,500
Richard W. Lowry                   [ ]                [ ]                  128,150
William E. Mayer                   [ ]                [ ]                  133,150
Charles R. Nelson                  [ ]                [ ]                  155,073
John J. Neuhauser                  [ ]                [ ]                  143,568
Patrick J. Simpson(c)              [ ]                [ ]                   64,234
Thomas Stitzel                     [ ]                [ ]                  103,500
Thomas C. Theobald(d)              [ ]                [ ]                  110,250
Anne-Lee Verville(e)               [ ]                [ ]                  128,250
Richard L. Woolworth               [ ]                [ ]                   64,234

(a) As of December 31, 2004, the Fund Complex consisted of 127 open-end and 11 closed-end management investment company portfolios.

(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(c) During the fiscal year ended August 31, 2005, and the calendar year ended December 31, 2004, Mr. Simpson deferred $_____, $_____, $_____, $_____,
     $_____, $___, $_____ and $___ of his compensation from the Balanced Fund, Mid Cap Growth Fund, Small Cap Growth Fund, International Stock Fund, Real Estate Equity Fund, Technology Fund, High Yield Fund and Oregon Municipal Bond Fund, respectively, and $_______ of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Simpson's account under that plan was $_______.

(d) During the fiscal year ended August 31, 2005, and the calendar year ended December 31, 2004, Mr. Theobald deferred $_____, $_____, $_____, $_____,
     $_____, $___, $_____ and $___ of his compensation from the Balanced Fund, Mid Cap Growth Fund, Small Cap Growth Fund, International Stock Fund, Real Estate Equity Fund, Technology Fund, High Yield

     Fund and Oregon Municipal Bond Fund, respectively, and $_______ of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Theobald's account under that plan was $_______.

(e) During the fiscal year ended August 31, 2005, and the calendar year ended December 31, 2004, Ms. Verville deferred $_____, $_____, $_____, $_____,
     $_____, $___, $_____ and $___ of his compensation from the Balanced Fund, Mid Cap Growth Fund, Small Cap Growth Fund, International Stock Fund, Real Estate Equity Fund, Technology Fund, High Yield Fund and Oregon Municipal Bond Fund, respectively, and $_______ of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Verville's account under that plan was $_______.

ROLE OF THE BOARD OF TRUSTEES

The Trustees of the Funds are responsible for the overall management and supervision of the Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with service providers for the Fund and review the Fund's performance. The Trustees have created several committees to perform specific functions for the Fund. Mr. Theobald was elected Chairman of the Board of Trustees of the Trust (the "Board") effective December 2003.

AUDIT COMMITTEE

Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Funds and certain service providers. For the fiscal year ended August 31, 2005, the Audit Committee convened _________ times.

GOVERNANCE COMMITTEE

Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Fund. For the fiscal year ended August 31, 2005, the Governance Committee convened ______ times.

ADVISORY FEES & EXPENSES COMMITTEE

Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of the Board. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. For the fiscal year ended August 31, 2005, the Advisory Fees & Expenses Committee convened ______ times.

COMPLIANCE COMMITTEE

Ms. Kelly, Messrs. Nelson, Simpson and Stitzel and Ms. Verville are members of the Compliance Committee of the Board. Prior to May 10, 2005, Ms. Kelly, Messrs. Nelson and Simpson and Ms. Verville were members of the Compliance Committee of the Board. Prior to August 10, 2004, Ms. Kelly, Mr. Nelson and Ms. Verville were members of the Compliance Committee of the Board of Trustees of the Funds. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Trust. The Committee supervises legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Trust's investment adviser, principal underwriter and transfer agent. For the fiscal year ended August 31, 2005, the Compliance Committee convened _____ times.


                                       j

INVESTMENT OVERSIGHT COMMITTEES

Beginning in 2004, each Trustee of the Funds also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of Columbia funds and gives particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Fund Complex which they review:

         IOC #1:                     Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing funds in the following asset categories: Large Growth Diversified, Large Growth
                                     Concentrated, Small Growth, Outside Managed (i.e., sub-advised) and Municipal.

         IOC #2:                     Messrs. Hacker and Ms. Verville are responsible for reviewing funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed
                                     Income - Multi Sector, Fixed Income - Core and Young Investor.

         IOC#3:                      Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Large Value, Mid Cap Value, Small Value,
                                     Asset Allocation, High Yield and Money Market.

         IOC#4:                      Messrs. Nelson, Simpson and Woolworth are responsible for reviewing funds in the following asset categories: Large/Multi-Cap Blend, Mid Cap Growth, Small
                                     Growth, Asset Allocation, Specialty Equity and Taxable Fixed Income.

SHARE OWNERSHIP

The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004 (i) in the Fund and (ii) in the Funds in the Columbia Funds Complex.

                                                               Aggregate Dollar Range of
                                                              Equity Securities Owned in
                                  Dollar Range of                All Funds Overseen by
                            Equity Securities Owned in         Trustee in Columbia Funds
    Name of Trustee                  the Fund                           Complex
    ---------------                  --------                           -------
DISINTERESTED TRUSTEES
Douglas A. Hacker                      $[ ]                          Over $100,000
Janet Langford Kelly                   $[ ]                          Over $100,000
Richard W. Lowry                       $[ ]                          Over $100,000
Charles R. Nelson                      $[ ]                          Over $100,000
John J. Neuhauser                      $[ ]                          Over $100,000
Patrick J. Simpson                     $[ ]                          Over $100,000
Thomas E. Stitzel                      $[ ]                          Over $100,000
Thomas C. Theobald                     $[ ]                          Over $100,000
Anne-Lee Verville (a)                  $[ ]                          Over $100,000
Richard L. Woolworth                   $[ ]                          Over $100,000

INTERESTED TRUSTEES
William E. Mayer                       $[ ]                        $50,001 - $100,000

(a) Ms. Verville has elected to deter her compensation as a Trustee under the deferred compensation plan for Independent Trustees of the Fund Complex. The value of her deferred compensation is determined as if the amounts had been

                                       k
      invested, as of the date of deferral, in shares of one or more funds in the complex as specified by her. At December 31, 2004 the value of her deferred compensation account exceeded $100,000.

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Fund's portfolio managers managed as of May 31, 2005.


                        OTHER SEC-REGISTERED
PORTFOLIO MANAGER       OPEN-END AND CLOSED-END
                        FUNDS                        OTHER POOLED INVESTMENT
                                                     VEHICLES                     OTHER ACCOUNTS
----------------------- ------------ --------------- ------------ --------------- ------------ --------------
                        Number of    Assets          Number of    Assets          Number of    Assets
                        accounts                     accounts                     accounts
----------------------- ------------ --------------- ------------ --------------- ------------ --------------
Name[*]
----------------------- ------------ --------------- ------------ --------------- ------------ --------------
Name
----------------------- ------------ --------------- ------------ --------------- ------------ --------------
Name
----------------------- ------------ --------------- ------------ --------------- ------------ --------------

[* Information for Mr./Ms. [    ], who began managing the Predecessor Fund
after its fiscal year end, is as of [recent practicable date].]

See "Management -- Portfolio Transactions -- Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how the Adviser addresses potential conflicts of interest resulting from an individual's management of more than one account.

OWNERSHIP OF SECURITIES

The table below shows the dollar ranges of shares of the Predecessor Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio managers listed above at the end of the Predecessor Fund's most recent fiscal year:

Portfolio Manager                                       Dollar Range of Equity Securities  in the Fund
                                                        Beneficially Owned
------------------------------------------------------- -----------------------------------------------------
Name[*]
------------------------------------------------------- -----------------------------------------------------

[* Information for Mr./Ms. [    ], who began managing the Fund after its most
recent fiscal year end, is as of [recent practicable date].]

COMPENSATION

As of the Predecessor Fund's most recent fiscal year end, the portfolio managers received all of their compensation from the Adviser and its parent company, Columbia Management Group, in the form of salary, bonus, stock options and restricted stock. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmark[s] noted below, emphasizing the manager's three- and five-year performance. The Adviser may also consider the portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall business performance.

                                       l

PORTFOLIO MANAGER                                       PERFORMANCE BENCHMARK

------------------------------------------------------- -----------------------------------------------------
[Name of Portfolio Manager]                             [Benchmark]


The size of the overall bonus pool each year is determined by Columbia
    Management Group and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser's profitability for the year, which is influenced by assets under management.

OWNERSHIP OF THE FUND
As of record on November 30, 2004, the officers and Trustees of the Trust as a group owned less than 1% of the then outstanding of each of Class A, Class B, Class C and Class Z shares of each Fund.

As of record on November 30, 2004, the following shareholders of record owned 5% or more of one or more of each class of each Fund's then outstanding shares:

BALANCED FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FRANCES A MCCONNELL                                                                 5.08
                     11866 GIRDLED RD
                     CONCORD OH  44077-8805


BALANCED FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     J J B HILLIARD W L LYONS INC                                                       26.85
                     DWIGHT P PLOWMAN
                     501 S 4TH ST
                     LOUISVILLE KY  40202-2520

                     LI MEI FENG                                                                        12.55
                     50 NOVA DR
                     PIEDMONT CA  94610-1038

                     FIRST CLEARING, LLC                                                                 6.54
                     DORIS R KORNEGAY &
                     JOE ISAAC
                     9563 BROKEN OAK BLVD
                     JACKSONVILLE FL  32257-8806

                     DEL GIORGIO FAMILY TRUST                                                            5.30
                     340 OLD MILL RD SPC 63
                     SANTA BARBARA CA  93110-3725




                                       m

BALANCED FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     LEGG MASON WOOD WALKER INC                                                         25.89
                     PO BOX 1476
                     BALTIMORE MD  21203-1476

                     UBS FINANCIAL SERVICES INC. FBO                                                    15.69
                     ROBERT BREIDENBAUGH
                     CAROLYN BREIDENBAUGH
                     369 E. CHURCH STREET
                     ELMHURST IL  60126-3602

                     JOHN WIST &                                                                        11.22
                     GLADYS WIST
                     12111 FAITH LN
                     BOWIE MD  20715-2302

                     FISERV SECURITIES INC                                                               9.36
                     ONE COMMERCE SQUARE
                     2005 MARKET STREET SUITE 1200
                     PHILADELPHIA PA  19103-7008

                     CITIGROUP GLOBAL MARKETS, INC                                                       8.40
                     333 W 34TH ST
                     NEW YORK NY  10001-2402

HIGH YIELD FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            40.97
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     FTC & CO                                                                            5.95
                     PO BOX 173736
                     DENVER CO  80217-3736

HIGH YIELD FUND-B
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CITIGROUP GLOBAL MARKETS, INC.                                                      7.40
                     333 W 34TH ST
                     NEW YORK NY  10001-2402


                                       n

HIGH YIELD FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                23.96
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 3
                     JACKSONVILLE FL  32246-6484

HIGH YIELD FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                11.84
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

                     CITIGROUP GLOBAL MARKETS, INC.                                                      9.27
                     333 W 34TH ST
                     NEW YORK NY  10001-2402

HIGH YIELD FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FLEET NATIONAL BANK 5                                                              36.50
                     FBO CMC OMNIBUS C/C
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

                     CHARLES SCHWAB & CO INC                                                            17.86
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     FLEET NATIONAL BANK                                                                 9.65
                     FBO CMC OMNIBUS C/R
                     PO BOX 92800
                     ROCHESTER NY  14692-8900



                                       o

INTERNATIONAL STOCK FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     NFSC                                                                               25.23
                     KEDAR FAMILY TRUST
                     27862 VIA CORITA WAY
                     LOS ALTOS CA  94022-3230

                     A G EDWARDS & SONS INC FBO                                                          7.22
                     SHAKUNTLA D MILLER
                     1 N JEFFERSON AVE
                     SAINT LOUIS MO  63103-2205

                     PERSHING LLC                                                                        5.29
                     PO BOX 2052
                     JERSEY CITY NJ  07303-2052

INTERNATIONAL STOCK FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FISERV SECURITIES INC                                                               5.14
                     ONE COMMERCE SQUARE
                     2005 MARKET STREET SUITE 1200
                     PHILADELPHIA PA  19103-7008

                     GREG KOYLE                                                                          5.03
                     ESNET MANAGEMENT GROUP LLC
                     R D THOMPSON
                     1024 RIVER HAVEN CIRCLE
                     OREM UT  84097-6680

INTERNATIONAL STOCK FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FLEET NATIONAL BANK                                                                56.62
                     FBO CMC OMNIBUS C/C
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

                     FLEET NATIONAL BANK                                                                12.54
                     FBO CMC OMNIBUS C/R
                     PO BOX 92800
                     ROCHESTER NY  14692-8900


                                       p

MID CAP GROWTH FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            14.55
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

MID CAP GROWTH FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                12.36
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

                     RAYMOND JAMES & ASSOC INC                                                           6.75
                     FBO GOSS TR
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100

                     MORGAN STANLEY DW INC FBO                                                           5.91
                     LEIGH FLOWE FINLEY
                     HARBORSIDE FINANCIAL CNTR PLAZA 3
                     JERSEY CITY NJ  07311

                     PERSHING LLC                                                                        5.81
                     PO BOX 2052
                     JERSEY CITY NJ  07303-2052

                     NFSC                                                                                5.06
                     CAPITAL FORTRESS INTL TRUST
                     RG SOLOMON ARCADE STE 11
                     605 MAIN STREET
                     ST KITTS/NEVIS

MID CAP GROWTH FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     EDWARD D  JONES AND COF/A/O                                                         8.72
                     BEULAH MAE JONES MITCHELL
                     PO BOX 2500
                     MARYLAND HTS MO  63043-8500

                     ADP CLEARING & OUTSOURCING                                                          7.66
                     26 BROADWAY
                     NEW YORK NY  10004-1703


                                        q

MID CAP GROWTH FUND-G
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     COLUMBIA TRUST COMPANY ROLLOVER IRA                                                 5.02
                     JUAN ROSAI
                     25 CRESTVIEW DR
                     NORTH HAVEN CT  06473-3002

MID CAP GROWTH FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FLEET NATIONAL BANK                                                                11.78
                     FBO CMC OMNIBUS C/C
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

                     CHARLES SCHWAB & CO INC                                                            10.77
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     FLEET NATIONAL BANK                                                                 5.13
                     FBO CMC OMNIBUS C/R
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

OREGON MUNICIPAL BOND FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     WAYNE BARKER                                                                       26.59
                     15646 SEASIDE CT
                     BROOKINGS OR  97415-9531

                     CHARLES SCHWAB & CO INC CUST                                                       10.45
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     AMERICAN ENTERPRISE INVESTMENT SVCS                                                10.01
                     PO BOX 9446
                     MINNEAPOLIS MN  55440-9446

                     INTERRA CLEARING SERVICES FBO                                                       5.70
                     DAVID A JOHNSON
                     JANET M JOHNSON
                     JTWROS TEN/WROS
                     7885 NE TODD DR
                     CORVALLIS OR  97330-9683





                                       r

                     DAIN RAUSCHER INC FBO                                                               5.27
                     LOIS O KOCHIS
                     989 NW SPRUCE AVE APT 226
                     CORVALLIS OR  97330-2178

OREGON MUNICIPAL BOND FUND-B
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     DAIN RAUSCHER INC FBO                                                              15.07
                     GILLICI F JACKSON REVOC LIV TRUST
                     611 NW 30TH ST
                     CORVALLIS OR  97330-5144

                     AMERICAN ENTERPRISE INVEST SVCS                                                     8.47
                     PO BOX 9446
                     MINNEAPOLIS MN  55440-9446

                     AMERICAN ENTERPRISE INVEST SVCS                                                     8.44
                     PO BOX 9446
                     MINNEAPOLIS MN  55440-9446

                     DAIN RAUSCHER INC FBO                                                               6.74
                     GM LEAR IRREV LIV TRUST
                     440 NW ELKS DR APT 101
                     CORVALLIS OR  97330-3747

                     DEAN WITTER FBO                                                                     5.90
                     RELLA PANTENBURG &
                     PO BOX 250
                     NEW YORK NY  10008-0250

                     NFSC                                                                                5.28
                     ROBERT WILLIAMS REVOC LIV TRUST
                     14404 SE WEBSTER RD APT 325
                     PORTLAND OR  97267-1972

OREGON MUNICIPAL BOND FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     PIPER JAFFRAY & CO.                                                                34.31
                     800 NICOLLET MALL
                     MINNEAPOLIS MN  55402-7000

                     RAYMOND JAMES & ASSOC INC                                                          16.73
                     FBO SAUNDERS BARNEY
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100



                                       s

                     RAYMOND JAMES & ASSOC INC                                                          14.68
                     FBO WESTENHOUSE H
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100

                     MERRILL LYNCH PIERCE FENNER & SMITH                                                12.82
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

                     RAYMOND JAMES & ASSOC INC                                                           5.99
                     FBO HALL MV
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100

OREGON MUNICIPAL BOND FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     DAIN RAUSCHER INC FBO                                                              21.59
                     LEWIS F ROTH REVOCLIVTRUST
                     4798 BECKER CIR SE
                     ALBANY OR  97322-7139

                     LPL FINANCIAL SERVICES                                                             13.36
                     9785 TOWNE CENTRE DR
                     SAN DIEGO CA  92121-1968

                     PERSHING LLC                                                                       12.42
                     PO BOX 2052
                     JERSEY CITY NJ  07303-2052

                     DAIN RAUSCHER INC FBO                                                              11.13
                     RUTH C LEAR TRUST
                     440 NW ELKS DR APT 101
                     CORVALLIS OR  97330-3747

                     LPL FINANCIAL SERVICES                                                             10.97
                     9785 TOWNE CENTRE DR
                     SAN DIEGO CA  92121-1968

                     NFSC                                                                                6.77
                     FREDERICK A J KINGERY
                     FREDERICK A J KINGERY
                     4163 SW GREENLEAF CT
                     PORTLAND OR  97221-3271



                                       t

                     AMERICAN ENTERPRISE INVESTMENT SVCS                                                 6.15
                     PO BOX 9446
                     MINNEAPOLIS MN  55440-9446

                     AMERICAN ENTERPRISE INVESTMENT SVCS                                                 6.11
                     P.O BOX 9446
                     MINNEAPOLIS MN  55440-9446
OREGON MUNICIPAL BOND FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                             7.06
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

REAL ESTATE EQUITY FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            37.16
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     NATIONWIDE TRUST CO FSB                                                            15.52
                     PO BOX 182029
                     COLUMBUS OH  43218-2029

REAL ESTATE EQUITY FUND-B
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                 5.12
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

REAL ESTATE EQUITY FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     ADP CLEARING & OUTSOURCING                                                          8.13
                     26 BROADWAY
                     NEW YORK NY  10004-1703


                                       u

REAL ESTATE EQUITY FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FIRST CLEARING, LLC                                                                 7.26
                     8911 BLOOMFIELD BLVD
                     SARASOTA FL  34238-4452

REAL ESTATE EQUITY FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            27.57
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     FLEET NATIONAL BANK                                                                18.12
                     FBO CMC OMNIBUS C/C
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

                     FLEET NATIONAL BANK                                                                 5.49
                     FBO CMC OMNIBUS C/R
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

SMALL CAP GROWTH FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                             8.32
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     SAXON AND CO                                                                        8.29
                     OMNIBUS
                     PO BOX 7780-1888
                     PHILADELPHIA PA  19182-0001

                     STANDARD INSURANCE COMPANY                                                          7.24
                     1100 SW 6TH AVE
                     PORTLAND OR  97204-1020

STRATEGIC INVESTOR FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            14.55
                     SPECIAL CUSTODY A/C FOR BENFT CUST
                     101 MONTGOMERY STREET
                     SAN FRANCISCO CA  94104-4122

                     CHARLES SCHWAB & CO INC                                                             9.50
                     SPECIAL CUSTODY A/C FOR BENFT CUST
                     101 MONTGOMERY STREET
                     SAN FRANCISCO CA  94104-4122

STRATEGIC INVESTOR FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                 8.15
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

STRATEGIC INVESTOR FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CITIGROUP GLOBAL MARKETS, INC.                                                     34.11
                     333 W 34TH ST
                     NEW YORK NY  10001-2402

STRATEGIC INVESTOR FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            10.11
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     COLUMBIA TRUST CO AGENT                                                             5.96
                     FBO US NATURAL RESOURCES AND
                     FRIEDRICH AIR COND PEN PL-EMPLEE
                     PO BOX 1350
                     PORTLAND OR  97207-1350

                                       w

TECHNOLOGY FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     SEI PRIVATE TRUST CO                                                                9.99
                     ONE FREEDOM VALLEY DRIVE
                     OAKS PA  19456

                     NFSC                                                                                9.32
                     R LEE RIGNEY
                     224 CEDAR ST
                     ENGLEWOOD NJ  07631-3131

                     MERRILL LYNCH PIERCE FENNER & SMITH                                                 6.02
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

TECHNOLOGY FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     NFSC                                                                                7.55
                     WALLACE W SCHOOLER
                     4480 SCHOOLER RD
                     CRIDERSVILLE OH  45806-9727

                     UBS FINANCIAL SERVICES INC. FBO                                                     7.51
                     UBS-FINSVC CDN FBO
                     T MCCULLOUGH STROTHER
                     P.O.BOX 3321,
                     1000 HARBOR BLVD
                     WEEHAWKEN NJ  07086-6761

TECHNOLOGY FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     LPL FINANCIAL SERVICES                                                             48.03
                     9785 TOWNE CENTRE DR
                     SAN DIEGO CA  92121-1968

                     COLUMBIA TRUST COMPANY                                                             19.34
                     THOMASVILLE HOME FURNISHINGS OF AZ
                     BRANDON D LEVALLEY
                     18971 CAMINITO CANTILENA #19
                     SAN DIEGO CA  92128-6166


                     RAYMOND JAMES & ASSOC INC                                                           7.90
                     FBO BARNETT IRA
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100

                     CITIGROUP GLOBAL MARKETS, INC.                                                      6.63
                     333 W 34TH ST
                     NEW YORK NY  10001-2402

                     USAA INVESTMENT MANAGEMENT CO                                                       5.06
                     9800 FREDERICKSBURG RD
                     SAN ANTONIO TX  78288-0001

TECHNOLOGY FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                             8.88
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122


SALES CHARGES

For the fiscal years ended August 31, 2005 and August 31, 2004, the following sales charges were paid by shareholders in respect to Class A, D and T shares*:

                                                      CLASS A                         CLASS D                     CLASS T
                                                      -------                         -------                     -------
                                               2005          2004              2005         2004            2005        2004
                                           -----------    -----------      -----------   ----------       --------    --------
International Stock Fund                   $              $44,752          $             $89                          --
Mid Cap Growth Fund                        $              $58,047          $             $382                         $1,845
Real Estate Equity Fund                    $              $212,798         $             $5,756                       --
Technology Fund                            $              $48,422          $             $359                         --
Strategic Investor Fund                    $              $652,526         $             $25                          --
Balanced Fund                              $              $26,350          $             $729                         --
Oregon Municipal Bond Fund                 $              $18,602          $             $966                         --
High Yield Fund                            $              $790,974         $             $46,454                      --

*Class D shares closed to new investors effective October 13, 2003, and the front-end sales charge of 1.00% is waived effective October 13, 2003.

For the fiscal years ended August 31, 2004 and August 31, 2005, CMD, as Distributor, retained the following fees:

                                                                                INTERNATIONAL STOCK FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005
                                                                          -----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $44,752
Initial sales charges retained by CMD                                     $[ ]                           $ 7,736
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                           $    19




                                       y

                                                                                INTERNATIONAL STOCK FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $19,281
                                                                          $[ ]
                                                                          $[ ]



                                                                                INTERNATIONAL STOCK FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $136
                                                                          $[ ]
                                                                          $[ ]

                                                                                INTERNATIONAL STOCK FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
                                                                          $[ ]                             $28
                                                                          $[ ]
                                                                          $[ ]

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.



                                                                                  MID CAP GROWTH FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $58,047
Initial sales charges retained by CMD                                     $[ ]                           $ 9,271
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                             $ 0


                                                                                  MID CAP GROWTH FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $12,291




                                                                                  MID CAP GROWTH FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $264



                                                                                  MID CAP GROWTH FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                             $21


                                       z

                                                                                  MID CAP GROWTH FUND*
                                                                                     Class G Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $2,954

*Class A, B, D and G shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.



                                                                                REAL ESTATE EQUITY FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                          $212,798
Initial sales charges retained by CMD                                     $[ ]                          $ 32,403
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                          $ 25,000



                                                                                REAL ESTATE EQUITY FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $23,444



                                                                                REAL ESTATE EQUITY FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $2,004




                                                                                REAL ESTATE EQUITY FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $4,273

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.

                                                                                    TECHNOLOGY FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $48,422
Initial sales charges retained by CMD                                     $[ ]                           $ 8,022
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                           $     0


                                                                                    TECHNOLOGY FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $40,538



                                       aa

                                                                                    TECHNOLOGY FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $883



                                                                                    TECHNOLOGY FUND*
                                                                                      Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                             $11

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.

                                                                                STRATEGIC INVESTOR FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                          $652,526
Initial sales charges retained by CMD                                     $[ ]                          $ 93,760
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                          $    487




                                                                                STRATEGIC INVESTOR FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $26,530




                                                                                STRATEGIC INVESTOR FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $1,230




                                                                                STRATEGIC INVESTOR FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                             $12

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.

                                                                                     BALANCED FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $26,350
Initial sales charges retained by CMD                                     $[ ]                           $ 4,251
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                           $     0



                                       bb

                                                                                     BALANCED FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $15,155


                                                                                     BALANCED FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $282



                                                                                     BALANCED FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                             $9

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.

                                                                               OREGON MUNICIPAL BOND FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $18,602
Initial sales charges retained by CMD                                     $[ ]                           $ 2,240
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                           $     0



                                                                               OREGON MUNICIPAL BOND FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $9,564




                                                                               OREGON MUNICIPAL BOND FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $685



                                                                               OREGON MUNICIPAL BOND FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $119

*Class A, B and D shares were initially offered on November 1, 2002 and Class C Shares were initially offered on October 13, 2003.



                                       cc

                                                                                    HIGH YIELD FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                          $790,974
Initial sales charges retained by CMD                                     $[ ]                          $ 96,270
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                          $ 66,541
  On Fund redemptions retained by CMD


                                                                                    HIGH YIELD FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD
                                                                          $[ ]                          $297,129


                                                                                    HIGH YIELD FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $32,727



                                                                                    HIGH YIELD FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $39,786

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.


12B-1 PLANS, CDSC AND CONVERSION OF SHARES

          The Directors have approved a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan") for the Funds' Class A, B, C, D and G shares. Under the 12b-1 Plan, each Fund pays CMD a monthly service fee at an annual rate of up to 0.25% of the Fund's net assets attributed to Class A, B, C and D shares. Each Fund may also pay CMD monthly a distribution fee at an annual rate of 0.10% of the Fund's daily net assets attributed to Class A shares and up to 0.75% of the Fund's average daily net assets attributable to Class B, C and D shares. The Funds' Board of Directors currently limits payments under the 12b-1 Plan for Class A shares to 0.25% annually. Also under the 12b-1 Plan, the Mid Cap Growth Fund pays CMD a monthly service fee at an annual rate of up to 0.50% of the Fund's net assets attributed to Class G shares, made up of up to 0.25% for certain shareholder services ("Shareholder Liaison Services") and up to 0.25% for administrative services ("Administrative Support Services"). The Mid Cap Growth Fund also pays CMD monthly a distribution fee at an annual rate of up to 0.65% of the Fund's average daily net assets attributed to Class G shares.

For the Oregon Municipal Bond Fund, CMD has voluntarily agreed to waive a portion of its Class C and Class D distribution fees so that these fees do not exceed 0.65% annually of Class C's and Class D's average daily net assets. For the High Yield Fund, the Distributor has voluntarily agreed to waive a portion of its Class C and Class D distribution fees so that these fees do not exceed 0.85% annually of the Class C's and Class D's average daily net assets.

The monthly service and distribution fees shall be used by CMD to cover expenses and activities primarily intended to result in the sale of Fund shares. These expenses and activities may include but are not limited to: (a) direct out-of-pocket promotional expenses incurred by CMD in advertising and marketing Fund shares; (b) expenses incurred in connection with preparing, printing, mailing, and distributing or publishing advertisements and sales literature; (c) expenses incurred in connection with printing and mailing prospectuses and Statements of Additional Information to other than current shareholders; (d) periodic payments or commissions to one or more securities dealers, brokers, financial institutions and other industry professionals ("Service Organizations") with respect to the Funds' shares beneficially owned by customers for whom the Service Organization is the shareholder of record; (e) the direct and indirect cost of financing the payments or expenses included in
(a) and (d) above;

                                       dd
or (f) such other services as may be construed by any court or governmental agency or commission, including the SEC, to constitute distribution services under the 1940 Act or rules and regulations thereunder.

Shareholder Liaison Services may include the following services provided by financial services firms ("FSFs"): (a) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (b) processing dividend payments; (c) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (d) providing periodic mailings to customers. Administrative Support Services may include the following services provided by FSFs: (a) providing customers with information as to their positions in Class G shares; (b) responding to customer inquiries; and
(c) providing a service to invest the assets of customers in Class G shares.

CMD may use the entire amount of such fees to defray the cost of commissions and service fees paid to FSFs and for certain other purposes. Since the distribution and service fees are payable regardless of CMD's expenses, CMD may realize a profit from the fees. The 12b-1 Plan authorizes the Advisor to make payments out of its own funds for distribution or services costs. At this time, the total Class G service and distribution fees have been limited to 0.95% for the Mid Cap Growth Fund. These limitations may be modified or terminated by the Board of Directors at any time.

The Plan authorizes any other payments by the Funds to CMD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of the Fund's shares.

         The Trustees of the Trust believe the Plan could be a significant factor in the growth and retention of the Fund's assets resulting in a more advantageous expense ratio and increased investment flexibility that could benefit each class of the Fund's shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees of the Trust who are not interested persons of the Trust are effected by such disinterested Trustees.

         Shares of Class A, D and T shares are offered with a front-end sales charge, payable at the time of purchase, unless waived as set forth in the Prospectus for such Fund. Class B, C and G shares are offered without a front-end sales charge, but are subject to a contingent deferred sales charge depending on the length of time the shares are held. Class A, C, D and T shares held for fewer than 18 months (12 months in the case of Class C and D) after purchase are subject to a 1.00% contingent deferred sales charge. A detailed description of these various sales charges can be found in the Prospectus for the relevant class. Class T shares received in connection with a fund merger are subject to a contingent deferred sales charge if redeemed within 12 months of the original purchase.

         No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

         Except in certain limited circumstances, Class G shares of a Fund automatically convert into Class T shares of the same Fund at the time disclosed in the relevant Fund's Prospectus for Class T and G shares. Class B shares automatically convert into Class A shares of the same Fund at the time disclosed in the relevant Fund's Prospectus for Class A, B, C and D shares.

SALES-RELATED EXPENSES OF CMD RELATING TO THE FUNDS WERE:

INTERNATIONAL STOCK FUND

                                                          Fiscal Year Ended August 31, 2005

                                        Class A              Class B                Class C                 Class D
                                        -------              -------                -------                 -------
                                        Shares               Shares                 Shares                  Shares
                                        ------               ------                 ------                  ------
Fees to FSFs                            $[ ]               $[ ]                      $[ ]                     $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                     $[ ]               $[ ]                      $[ ]                     $[ ]
Allocated travel, entertainment
and other expenses                      $[ ]               $[ ]                      $[ ]                     $[ ]


                                       ee

MID CAP GROWTH FUND                                        Fiscal Year Ended August 31, 2005
                                    Class A     Class B      Class C          Class D      Class G        Class T
                                    --------    --------     --------         --------     --------       -------
                                     Shares       Shares      Shares          Shares        Shares         Shares
                                     ------       ------      ------         -------        ------         ------
Fees to FSFs                          $[ ]         $[ ]        $[ ]           $[ ]           $[ ]           $[ ]
Allocated cost of sales
material relating to the Fund
(including printing, mailing
and other promotion expenses)         $[ ]         $[ ]        $[ ]           $[ ]           $[ ]           $[ ]
Allocated travel, entertainment
and other  expenses                   $[ ]         $[ ]        $[ ]           $[ ]           $[ ]           $[ ]



REAL ESTATE EQUITY FUND                               Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                              $[ ]            $[ ]            $[ ]             $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                       $[ ]            $[ ]            $[ ]             $[ ]
Allocated travel, entertainment
and other  expenses                       $[ ]            $[ ]            $[ ]             $[ ]

TECHNOLOGY FUND                                     Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                             $[ ]            $[ ]             $[ ]            $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                      $[ ]            $[ ]             $[ ]            $[ ]
Allocated travel, entertainment
and other  expenses                      $[ ]            $[ ]             $[ ]            $[ ]

STRATEGIC INVESTOR FUND                                Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                             $[ ]             $[ ]            $[ ]            $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                      $[ ]             $[ ]            $[ ]            $[ ]
Allocated travel, entertainment
and other  expenses                      $[ ]             $[ ]            $[ ]            $[ ]

BALANCED FUND                                         Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                           $[ ]              $[ ]             $[ ]            $[ ]
Allocated cost of sales
material relating to the Fund
(including printing, mailing
and other promotion expenses)          $[ ]              $[ ]             $[ ]            $[ ]
Allocated travel, entertainment
and other  expenses                    $[ ]              $[ ]             $[ ]            $[ ]


                                       ff

OREGON MUNICIPAL BOND FUND                        Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                              $[ ]            $[ ]            $[ ]             $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                       $[ ]            $[ ]            $[ ]             $[ ]
Allocated travel, entertainment
and other  expenses                       $[ ]            $[ ]            $[ ]             $[ ]

HIGH YIELD FUND                                       Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                              $[ ]            $[ ]            $[ ]            $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                       $[ ]            $[ ]            $[ ]            $[ ]
Allocated travel, entertainment
and other  expenses                       $[ ]            $[ ]            $[ ]            $[ ]

CUSTODIAN OF THE FUND
State Street Bank and Trust Company, located at 225 Franklin Street, Boston, MA 02101, is the Fund's custodian. The custodian is responsible for safeguarding and controlling the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT REGISTERED PULIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP, located at 125 High Street, Boston, MA 02110, serves as the Fund's independent registered public accounting firm, providing audit services, tax return review services and assistance and consultation in connection with the review of various SEC filings. The Financial Statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the reports of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.



                                       gg

                      STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include the series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Columbia Funds Trust VIII, Columbia Funds Series Trust I (formerly named Columbia Funds Trust IX) and Columbia Funds Trust XI (each a Trust and together, the Trusts, also known as Fund Complex). In certain cases, the discussion applies to some, but not all, of the Funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING

In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.

SHORT SALES

A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

LOWER-RATED DEBT SECURITIES

Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the Fund's achievement of its investment goal; and

4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

COMMON STOCK, PREFERRED STOCK AND WARRANTS

Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the company's capital stock at a set price for a specified period of time.

FOREIGN SECURITIES

The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a sub-custodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

The Fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

EXCHANGE-TRADED FUNDS ("ETFS"). The Fund may invest in ETFs up to the maximum amount allowable under the 1940 Act. ETFs are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international.

ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.

The Fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders of the Fund may also indirectly bear similar expenses of an ETF.

ZERO COUPON SECURITIES (ZEROS)

The Fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)

The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSIT are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by a business to finance short-term needs (including promissory notes with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement in which the Fund would be allowed to invest directly.

CERTIFICATES OF DEPOSIT are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. TIME DEPOSITS are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central

Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund.

BANK OBLIGATIONS include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part 1 of this SAI. For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a Fund's assets that may be invested in STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component is usually volatile in response to changes in interest rates.

In U.S. TREASURY ROLLS, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

COMMERCIAL PAPER is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

STRIPPED OBLIGATIONS

To the extent consistent with their investment objective, Funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the Funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Funds' Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

MUNICIPAL SECURITIES

Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this SAI and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, each

Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

PRIVATE ACTIVITY BONDS

The Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

MUNICIPAL LEASE OBLIGATIONS

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

SECURITIES LOANS

The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

INTERFUND BORROWING AND LENDING

The Fund may lend money to and borrow money from other affiliated registered open-end investment companies. The Fund may borrow through the program when the Advisor believes borrowing is appropriate and the costs are equal to or lower than the costs of bank loans. When borrowing money, the Fund is subject to the risk that the securities the Fund acquires with the borrowed money or would otherwise have sold will decline in value. When lending money, the Fund is subject to the risk that the borrower will be unwilling or unable to make timely payments of interest or principal.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)

The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Fund from the transaction.

REITS

The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy.

ASSET-BACKED SECURITIES

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively lengthen the expected maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

CUSTODY RECEIPTS AND TRUST CERTIFICATES. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly "disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

LINE OF CREDIT

The Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goal and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian..

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities;

three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

MUNICIPAL BOND INDEX FUTURES CONTRACTS. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

OPTIONS ON FUTURES CONTRACTS. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The Funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

OPTIONS ON FOREIGN STOCK INDICES. The Funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

SWAP AGREEMENTS (SWAPS, CAPS, COLLARS AND FLOORS)

The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

EQUITY SWAPS

The Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

RISK FACTORS IN EQUITY SWAP TRANSACTIONS. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the portfolio managers do not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. See "Taxes" for information on tax risks associated with equity swaps.

FOREIGN CURRENCY TRANSACTIONS

The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

PARTICIPATION INTERESTS

The Fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

VARIABLE AND FLOATING RATE OBLIGATIONS

Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

If a variable or floating rate instrument is not rated, the Fund's Advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

CURRENCY SWAPS. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

GUARANTEED INVESTMENT CONTRACTS

Pursuant to guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.

The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.

BANK INVESTMENT CONTRACTS

Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the Funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

LOAN PARTICIPATIONS

Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

STRUCTURED INVESTMENTS

Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.

Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.

YANKEE OBLIGATIONS

Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

AMERICAN, EUROPEAN, CONTINENTAL AND GLOBAL DEPOSITARY RECEIPTS

American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

TEMPORARY CASH BALANCES

The Funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.

TAXES

In this section, all discussions of taxation at the shareholder and fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

FEDERAL TAXES. Although it may be one of several series in a single trust, the Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (Code). The Fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets.

To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer, other than U.S. government securities or other regulated investment companies; or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (c) distribute with respect to each year at least 90% of its taxable net investment income, its tax-exempt interest income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation , provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do not apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of
(c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. As a regulated investment company that is accorded special tax treatment, the Fund will not be subject to any federal income taxes on its net investment income and net realized capital gains that it distributes to shareholders on the form of dividends and in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" accorded special tax treatment in any taxable year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions (including any distributions of net tax-exempt income and net long-term capital gains) would generally be taxable as ordinary income to the shareholders, except to the extent they were treated as "qualified dividend income," as described below. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the federal corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends may be, however, includable in adjusted current earnings for purposes of computing corporate federal AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces tax basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.

FUND DISTRIBUTIONS. Distributions from the Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) will generally be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning on or before December 31, 2008.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price of the shareholder paid). Distributions are taxable whether received in cash or in Fund shares.

QUALIFIED DIVIDEND INCOME. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. With respect to a Fund investing in bonds, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

In general, distributions of investment income properly designated by the Fund as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt Fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder (but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes). The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

Income from certain "private activity bonds" issued after August 7, 1986, is treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time Fund shares are held by the shareholder.

A tax-exempt Fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the Fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users, as further defined in the Code. Income derived from the Fund's investments other than tax-exempt instruments may give rise to taxable income. The Fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of Fund shares to the extent of tax-exempt dividends paid during that period. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Under Treasury regulations, if on a disposition of Fund shares a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder will likely have to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. You are advised to consult with your tax advisor.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to backup withholding for taxpayers who fail to furnish a correct taxpayer identification number, who have under-reported dividend or interest income, or who fail to certify to the Fund that the shareholder is a United States person and is not subject to the withholding. This number and certification may be provided by either a Form W-9 or the accompanying application. In certain instances, CMS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This may produce a difference between the Fund's book income and its taxable income possibly accelerating distributions or converting distributions of book income and gains to returns of capital for book purposes.

If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal income tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund." A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

NON-U.S. SHAREHOLDERS. In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the recent legislation, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S.

person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Recent legislation modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the legislation, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning on September 1, 2005) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES (THIS SECTION IS APPLICABLE ONLY TO THE COLUMBIA TAX-MANAGED GROWTH FUND)

FEDERAL GIFT TAXES. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.

Under the Columbia Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceed $11,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.

Under the Columbia Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.

No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), including taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount, which is $1,000,000 for gifts made after December 31, 2001, and before January 1, 2010.

Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's Federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.

The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $22,000.

The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

GENERATION-SKIPPING TRANSFER TAXES

If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Columbia Advantage Plan and does not exceed the available annual exclusion amount. An exemption (the "GST exemption"), equal to $1.5 million in 2005, is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate (47% for gifts made in 2005) on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.

INCOME TAXES

The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Columbia Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.

Under the Columbia Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.

If the donor selects the Columbia Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 35%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 15%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.

When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

CONSULTATION WITH QUALIFIED ADVISOR

Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.

MANAGEMENT OF THE FUNDS The Advisor provides administrative and management services to the Funds. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. (NPMI), merged into Columbia Management Advisors, Inc. Each of the four merging companies was a registered investment advisor and advised various Funds in the Fund Complex. The Advisor, located at 100 Federal Street, Boston, Massachusetts 02110, is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. The Advisor has been an investment advisor since 1969.

In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. (NFMI), a subsidiary of NPMI and a registered investment advisor that advised several Funds in the Fund Complex, merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the Advisor to the Funds previously advised by NFMI.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 49)        Trustee       1996       Executive Vice President -         101        Nash Finch Company (food
P.O. Box 66100                                             Strategy of United Airlines                         distributor)
Chicago, IL 60666                                          (airline) since December,
                                                           2002 (formerly President of
                                                           UAL Loyalty Services
                                                           (airline) from September,
                                                           2001 to December, 2002;
                                                           Executive Vice President
                                                           and Chief Financial Officer
                                                           of United Airlines from
                                                           July, 1999 to September,
                                                           2001; Senior Vice
                                                           President-Finance from
                                                           March, 1993 to July, 1999).

Janet Langford Kelly (Age 47)     Trustee       1996       Partner, Zelle, Hofmann,           101                    None
9534 W. Gull Lake Drive                                    Voelbel, Mason & Gette LLP
Richland, MI 49083-8530                                    (law firm) since March,
                                                           2005; Adjunct Professor of
                                                           Law, Northwestern
                                                           University, since
                                                           September, 2004 (formerly
                                                           Chief Administrative
                                                           Officer and Senior Vice
                                                           President, Kmart Holding
                                                           Corporation (consumer
                                                           goods), from September,
                                                           2003 to March, 2004;
                                                           Executive Vice
                                                           President-Corporate
                                                           Development and
                                                           Administration, General
                                                           Counsel and Secretary,
                                                           Kellogg Company (food
                                                           manufacturer), from
                                                           September, 1999 to August,
                                                           2003; Senior Vice
                                                           President, Secretary and
                                                           General Counsel, Sara Lee
                                                           Corporation (branded,
                                                           packaged, consumer-products
                                                           manufacturer) from January,
                                                           1995 to September, 1999).

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Richard W. Lowry (Age 69)         Trustee       1995       Private Investor since            103(3)                  None
10701 Charleston Drive                                     August, 1987 (formerly
Vero Beach, FL 32963                                       Chairman and Chief
                                                           Executive Officer, U.S.
                                                           Plywood Corporation
                                                           (building products
                                                           manufacturer)).

Charles R. Nelson (Age 62)        Trustee       1981       Professor of Economics,           101                     None
Department of Economics                                    University of Washington,
University of Washington                                   since January, 1976; Ford
Seattle, WA 98195                                          and Louisa Van Voorhis
                                                           Professor of Political
                                                           Economy, University of
                                                           Washington, since
                                                           September, 1993 (formerly
                                                           Director, Institute for
                                                           Economic Research,
                                                           University of Washington
                                                           from September, 2001 to
                                                           June, 2003); Adjunct
                                                           Professor of Statistics,
                                                           University of Washington,
                                                           since September, 1980;
                                                           Associate Editor, Journal
                                                           of Money Credit and
                                                           Banking, since September,
                                                           1993; consultant on
                                                           econometric and statistical
                                                           matters.

John J. Neuhauser (Age 62)        Trustee       1985       Academic Vice President and       103(3)        Saucony, Inc. (athletic
84 College Road                                            Dean of Faculties since                                footwear)
Chestnut Hill, MA 02467-3838                               August, 1999, Boston
                                                           College (formerly Dean,
                                                           Boston College School of
                                                           Management from September,
                                                           1977 to August, 1999).

Patrick J. Simpson (Age 61)       Trustee       2000       Partner, Perkins Coie             101                     None
1120 N.W. Couch Street                                     L.L.P. (law firm).
Tenth Floor
Portland, OR 97209-4128

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas E. Stitzel (Age 69)        Trustee       1998       Business Consultant since          101                    None
2208 Tawny Woods Place                                     1999 (formerly Professor of
Boise, ID 83706                                            Finance from 1975 to 1999,
                                                           College of Business, Boise
                                                           State University);
                                                           Chartered Financial
                                                           Analyst.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 68)       Trustee       1996       Partner and Senior Advisor,        101            Anixter International
8 Sound Shore Drive,                and                    Chicago Growth Partners                             (network support
Suite 285                        Chairman                  (private equity investing)                       equipment distributor);
Greenwich, CT 06830               of the                   since September, 2004                              Ventas, Inc. (real
                                   Board                   (formerly Managing                                  estate investment
                                                           Director, William Blair                            trust); Jones Lang
                                                           Capital Partners (private                         LaSalle (real estate
                                                           equity investing) from                          management services) and
                                                           September, 1994 to                                Ambac Financial Group
                                                           September, 2004).                                  (financial guaranty
                                                                                                                  insurance)

Anne-Lee Verville (Age 59)        Trustee       1998       Retired since 1997                 101          Chairman of the Board of
359 Stickney Hill Road                                     (formerly General Manager,                      Directors, Enesco Group,
Hopkinton, NH 03229                                        Global Education Industry,                      Inc. (designer, importer
                                                           IBM Corporation (computer                          and distributor of
                                                           and technology) from 1994                             giftware and
                                                           to 1997).                                             collectibles)

Richard L. Woolworth (Age 64)     Trustee       1991       Retired since December 2003        101            Northwest Natural Gas
100 S.W. Market Street                                     (formerly Chairman and                          Co. (natural gas service
#1500                                                      Chief Executive Officer,                                provider)
Portland, OR 97207                                         The Regence Group (regional
                                                           health insurer); Chairman
                                                           and Chief Executive
                                                           Officer, BlueCross
                                                           BlueShield of Oregon;
                                                           Certified Public
                                                           Accountant, Arthur Young &
                                                           Company)

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
INTERESTED TRUSTEE
William E. Mayer(2) (Age 65)      Trustee       1994       Partner, Park Avenue Equity       103(3)         Lee Enterprises (print
399 Park Avenue                                            Partners (private equity)                        media), WR Hambrecht +
Suite 3204                                                 since February, 1999                             Co. (financial service
New York, NY 10022                                         (formerly Partner,                                 provider); Reader's
                                                           Development Capital LLC                           Digest (publishing);
                                                           from November, 1996 to                             OPENFIELD Solutions
                                                           February, 1999).                                    (retail industry
                                                                                                             technology provider)

(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

                                              Year First
                                              Elected or
                                  Position     Appointed                            Principal Occupation(s)
     Name, Address and Age       with Funds    to Office                             During Past Five Years
------------------------------   ----------   ----------   -------------------------------------------------------------------------
OFFICERS
Christopher L. Wilson (Age 48)    President      2004      Head of Mutual Funds since August, 2004 and Senior Vice President of the
One Financial Center                                       Advisor since January, 2005; President of the Columbia Funds, Liberty
Boston, MA 02111                                           Funds and Stein Roe Funds since October, 2004; President and Chief
                                                           Executive Officer of the Nations Funds since January, 2005; President of the Galaxy Funds since April 2005; Director of Bank of America Global
                                                           Liquidity Funds, plc since May 2005; Director of Banc of America Capital
                                                           Management (Ireland), Limited since May 2005; Senior Vice President of
                                                           BACAP Distributors LLC since January, 2005; Director of FIM Funding, Inc.
                                                           since January, 2005; Senior Vice President of Columbia Management
                                                           Distributors, Inc. since January, 2005; Director of Columbia Management
                                                           Services, Inc. since January, 2005 (formerly President and Chief
                                                           Executive Officer, CDC IXIS Asset Management Services, Inc. from
                                                           September, 1998 to August, 2004).

J. Kevin Connaughton (Age 40)     Treasurer      2000      Treasurer of the Columbia Funds since October, 2003 and of the Liberty
One Financial Center                                       Funds, Stein Roe Funds and All-Star Funds since December, 2000; Vice
Boston, MA 02111                                           President of the Advisor since April, 2003 (formerly President of the
                                                           Columbia Funds, Liberty Funds and Stein Roe Funds from February, 2004 to
                                                           October, 2004; Chief Accounting Officer and Controller of the Liberty
                                                           Funds and All-Star Funds from February, 1998 to October, 2000); Treasurer of the Galaxy Funds since September, 2002 (formerly Treasurer from
                                                           December, 2002 to December, 2004 and President from February, 2004 to
                                                           December, 2004 of the Columbia Management Multi-Strategy Hedge Fund, LLC;
                                                           Vice President of Colonial Management Associates, Inc. from February,
                                                           1998 to October, 2000).

Mary Joan Hoene (Age 55)           Senior        2004      Senior Vice President and Chief Compliance Officer of the Columbia Funds,
100 Federal Street                  Vice                   Liberty Funds, Stein Roe Funds and All-Star Funds since August, 2004;
Boston, MA 02110                  President                Chief Compliance Officer of the Columbia Management Multi-Strategy Hedge
                                  and Chief                Fund, LLC since August, 2004; Chief Compliance Officer of the BACAP
                                 Compliance                Alternative Multi-Strategy Hedge Fund LLC since October, 2004 (formerly
                                   Officer                 Partner, Carter, Ledyard & Milburn LLP from January, 2001 to August,
                                                           2004; Counsel, Carter, Ledyard & Milburn LLP from November, 1999 to
                                                           December, 2000; Vice President and Counsel, Equitable Life Assurance
                                                           Society of the United States from April, 1998 to November, 1999).

Michael G. Clarke (Age 35)          Chief        2004      Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein Roe
One Financial Center             Accounting                Funds and All-Star Funds since October, 2004 (formerly Controller of the
Boston, MA 02111                   Officer                 Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds from
                                                           May, 2004 to October, 2004; Assistant Treasurer from June, 2002 to May,
                                                           2004; Vice

                                                           President, Product Strategy & Development of the Liberty Funds and Stein
                                                           Roe Funds from February, 2001 to June, 2002; Assistant Treasurer of the
                                                           Liberty Funds, Stein Roe Funds and the All-Star Funds from August, 1999 to February, 2001; Audit Manager, Deloitte & Toche LLP from May, 1997 to
                                                           August, 1999).

Jeffrey R. Coleman (Age 35)      Controller      2004      Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                       All-Star Funds since October, 2004 (formerly Vice President of CDC IXIS
Boston, MA 02111                                           Asset Management Services, Inc. and Deputy Treasurer of the CDC Nvest
                                                           Funds and Loomis Sayles Funds from February, 2003 to September, 2004;
                                                           Assistant Vice President of CDC IXIS Asset Management Services, Inc. and
                                                           Assistant Treasurer of the CDC Nvest Funds from August, 2000 to February,
                                                           2003; Tax Manager of PFPC, Inc. from November, 1996 to August, 2000).

R. Scott Henderson (Age 45)       Secretary      2004      Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds since
One Financial Center                                       December, 2004 (formerly Of Counsel, Bingham McCutchen from April, 2001
Boston, MA 02111                                           to September, 2004; Executive Director and General Counsel, Massachusetts
                                                           Pension Reserves Investment Management Board from September, 1997 to
                                                           March, 2001).

Trustee Positions

As of December 31, 2004, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity.

General

Messrs. Lowry, Mayer and Neuhauser are also trustees/directors of the Liberty All-Star Funds.

The Trustees serve as trustees of 101 registered investment companies managed by the Advisor for which each Trustee receives a retainer at the annual rate of $45,000 and an attendance fee of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December, 2003, Mr. Theobald began serving as the Chairman of the Board. As the independent chairman of the board, Mr. Theobald receives a supplemental retainer at the annual rate of of $100,000; the chair of the Audit Committee receives a supplemental retainer at the annual rate of $10,000; the chair of each other committee receives a supplemental retainer at the annual rate of $5,000. Members of each committee, except the Audit Committee, receive $1,500 for each committee meeting. Each Audit Committee member receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 133 open-end and 10 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

MANAGEMENT AGREEMENT

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. Columbia Management Distributors, Inc. (formerly named Columbia Funds Distributor, Inc.) pays the cost of printing and distributing all other Prospectuses.

ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO CERTAIN FUNDS AND THEIR RESPECTIVE TRUSTS. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION REGARDING YOUR FUND).

Under an Administration Agreement, the Advisor, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

          (a)  providing office space, equipment and clerical personnel;

          (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund;

          (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

          (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

          (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

          (f)  maintaining certain books and records of each Fund.

With respect to Columbia Money Market Fund (formerly named Liberty Money Market
Fund) and Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund), the Administration Agreement for these Funds provides that the Advisor will monitor compliance by the Fund with Rule 2a-7 under the 1940 Act and report to the Trustees from time to time with respect thereto. The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

TRUST SERVICES AGREEMENT

Pursuant to a Trust Services Agreement, CMS provides the Columbia Tax-Managed Growth Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. CMS's fee is described in the Prospectuses of the Columbia Tax-Managed Growth Fund.

THE PRICING AND BOOKKEEPING AGREEMENT

The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement. SEE "FUND CHARGES AND EXPENSES" IN
PART 1 OF THIS SAI FOR INFORMATION ON THESE FEES.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the Funds. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The Funds and clients advised by the Advisor or the Funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.

POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Advisor believes are faced by investment professionals at most major financial firms. The Advisor and the Trustees of the Columbia Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

          - The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

          - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

          - The trading of other accounts could be used to benefit higher-fee accounts (front- running).

          - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

"Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Advisor and the Funds' Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Columbia-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

The Advisor or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

A Fund's portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at the Advisor, including each Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Advisor and each Fund, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of each Fund.

BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute securities transactions for a Fund.

The Advisor places the transactions of the Funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the Funds' transactions where the Funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by Funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a Fund.

The Advisor may use the services of affiliated broker-dealers, when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

PRINCIPAL UNDERWRITER

CMD is the principal underwriter of the Trust's shares. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT

CMS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CMS is based on number of accounts plus reimbursement for certain out-of-pocket expenses. SEE

"FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY CMS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CMS or generally by 6 months' notice by CMS to the Fund. The agreement limits the liability of CMS to the Fund for loss or damage incurred by the Fund to situations involving a failure of CMS to use reasonable care or to act in good faith and without negligence in performing its duties under the agreement. The Fund will indemnify CMS from, among other things, any and all claims, actions, suits, losses, costs, damages, and expenses incurred by it in connection with its acceptance of this Agreement, provided that: (i) to the extent such claims, actions, suits, losses, costs, damages, or expenses relate solely to a particular series or group of series of shares, such indemnification shall be only out of the assets of that series or group of series; (ii) this indemnification shall not apply to actions or omissions constituting negligence or misconduct of CMS or its agents or contractors, including but not limited to willful misfeasance, bad faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under this Agreement; and (iii) CMS shall give a Fund prompt notice and reasonable opportunity to defend against any such claim or action in its own name or in the name of CMS.

CODE OF ETHICS

The Funds, the Advisor, and CMD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

ANTI-MONEY LAUNDERING COMPLIANCE

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account, halting all shareholder activity with respect to such account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

PROXY VOTING POLICIES AND FUND PROXY VOTING RECORD

The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

The Advisor's proxy voting guidelines and procedures are included in this SAI as Appendix II. In accordance with SEC regulations, the fund's proxy voting record for the last twelve-month period ended June 30 has been filed with the SEC. You may obtain a copy of the fund's proxy voting record (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Columbia Funds have adopted policies with respect to the disclosure of the Funds' portfolio holdings by the Funds, Columbia Management, or their affiliates. These policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Funds' website at www.columbiafunds.com, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Fund's policies are described below. The Trustees shall be updated as needed regarding the Fund's compliance with the policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Columbia Management and its affiliates. The Fund's policies prohibit Columbia Management and the Fund's other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund's shares, third-party service providers, rating and ranking organizations and affiliated persons of the Fund.

PUBLIC DISCLOSURES. The Fund's portfolio holdings are currently disclosed to the public through required filings with the SEC and, for equity and fixed income funds, on the Fund's website at www.columbiafunds.com. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund's fiscal year). Shareholders may obtain the Fund's Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Fund's Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

The equity and fixed income Columbia Funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:

                                                            FREQUENCY OF
   TYPE OF FUND              INFORMATION PROVIDED            DISCLOSURE            DATE OF WEB POSTING
------------------   ------------------------------------   ------------   ----------------------------------
   Equity Funds      Full portfolio holdings information.      Monthly      30 calendar days after month-end.
Fixed Income Funds   Full portfolio holdings information.     Quarterly    60 calendar days after quarter-end

The scope of the information provided relating to the Fund's portfolio that is made available on the website may change from time to time without prior notice.

For Columbia's money market funds, a complete list of a Fund's portfolio holdings shall be publicly available on a monthly basis on the fifth business date after month-end. Shareholders may request such information by writing or calling the Fund's distributor, Columbia Management Distributors, Inc. at the address listed on the cover of this SAI.

A Fund, Columbia Management or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

OTHER DISCLOSURES. The Fund's policies provide that non-public disclosures of the Fund's portfolio holdings may be made if (1) the Fund has a legitimate business purpose for making such disclosure, (2) the Fund's chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.

The Fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to Columbia Management and its affiliates, these service providers include the Fund's custodian and sub-custodians, the Fund's independent registered public accounting firm, legal counsel, financial printers(R.R. Donnelly & Sons and Bowne & Co., Inc.), the Fund's proxy voting service provider (Alamo Direct Mail Services, Inc.), the Fund's proxy solicitor (Georgeson Shareholder Communications Inc.), rating agencies that maintain ratings on certain Columbia Funds (Fitch, Inc.) and service providers that support Columbia Management's trading systems (InvestorTool, Inc. and Thomson Financial).These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. The Fund may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Certain clients of the Fund's investment adviser(s) may follow a strategy similar to that of the Fund, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Fund.

DETERMINATION OF NET ASSET VALUE

Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the official closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value following procedures approved by the Trust's Board of Trustees.

(The following two paragraphs are applicable only to Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund) and Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund))

Trading in securities on stock exchanges and over-the-counter markets in foreign securities markets is normally completed well before the close of the business day in New York. Trading on foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

AMORTIZED COST FOR MONEY MARKET FUNDS (SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "INFORMATION CONCERNING THE FUND" IN PART 1 OF THE SAI OF COLUMBIA MONEY MARKET FUND (FORMERLY NAMED LIBERTY MONEY MARKET FUND) AND COLUMBIA MUNICIPAL MONEY MARKET FUND (FORMERLY NAMED LIBERTY MUNICIPAL MONEY MARKET
FUND))

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Under the amortized cost method a security is initially valued at cost and thereafter any discount or premium from maturity value is amortized ratably to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. If a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Columbia Money Market Fund (formerly named Liberty Money Market Fund) or the Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund) for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund may accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CMS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Investors should understand that, since the offering price of the Fund's shares is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge paid as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CMD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CMD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CMD may from time to time reallow additional amounts to all or certain FSFs. CMD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CMD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars. Travelers checks, gift checks, credit card convenience checks, credit cards, cash and ban counter (starter checks) are not accepted.

CMS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CMS, provided the new FSF has a sales agreement with CMD.

Shares credited to an account are transferable upon written instructions in good order to CMS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you may send the certificates to CMS for deposit to your account.

In addition to the commissions specified in a Fund's prospectus and this SAI, CMD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that CMD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CMD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, CMD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.

In addition, CMD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.

CMD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:

1st Global Capital Corp
401 Company
ABN AMRO Trust Services
ADP Retirement Services
Advest
AEGON/Transamerica
AG Edwards
American Century Services
American Express
AMG
AON Consulting
AST Trust Company
Banc of America Investment Services
BancOne
Bear Stearns
Benefit Plan Administrators
Bidwell & Company
BNY Clearing
C N A Trust
Charles Schwab
CIBC Oppenheimer
Citigroup Global Markets
CitiStreet Associates LLC
City National Bank
City of Milwaukee
Columbia Trust Company
Commonwealth Financial
Compensation & Capital
CPI Qualified Plan Consultants
Daily Access Concepts
Davenport & Company
Delaware Investments
Digital Retirement Solutions
Discover Brokerage
Dreyfus/Mellon
Edgewood Services
Edward Jones

E-Trade,
ExpertPlan
FAS Liberty Life Spectrum
Ferris Baker Watts
Fidelity
Financial Data Services
Franklin Templeton
Freeman Welwood
Gem Group
Great West Life
Hewitt Associates LLC
Huntington Bank
ING
Intermountain Health Care
Investmart, Inc.
Investment Manager Services (IMS)
Janney Montgomery Scott
JJB Hilliard Lyons
JP Morgan/American Century
Kenney Investments
Kirkpatrick Pettis Smith Polian Inc
Legg Mason Wood Walker
Liberty Life
Lincoln Financial
Lincoln Life
Linsco Private Ledger
M & T Securities
Marquette Trust Company
Mass Mutual Life
Matrix Settlement & Clearance Services (MSCS)
McDonald Investments
Merrill Lynch
MetLife
MFS
Mfund Trax
MidAtlantic Capital
Milliman USA
Morgan Keegan
Morgan Stanley Dean Witter
PFPC
Nationwide Investment Services
Neuberger Berman Mgmt
NFP Securities
NSD -NetStock Sharebuilder
NYLife Distributors
Optimum Investment Advisors
Orbitex
Pershing LLC
Phoenix Home Life
Piper Jaffray
PNC
PPI Employee Benefits
Private Bank & Trust
Prudential
Putnam Investments
Raymond James
RBC Dain Rausher
Robert W Baird
Royal Alliance
RSM McGladrey Inc.

Safeco
Scott & Stringfellow
Scudder Investments
Security Benefit
Segall Bryant Hamill
South Trust Securities
Southwest Securities
Standard Insurance
Stanton Group
State of NY Deferred Compensation Plan
Stephens, Inc.
Stifel Nicolaus & Co
Strong Capital
Sungard T Rowe Price
Trustar Retirement Services
Trustlynx/Datalynx
UBS Financial Services
USAA Investment Management
Vanguard
Wachovia
TD Waterhouse
Webster Investment Services
Wells Fargo
Wilmington Trust

PLEASE CONTACT YOUR FSF OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY
RECEIVE.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most Funds advised by the Advisor may be purchased through the Automatic Investment Plan. Electronic fund transfers for a fixed amount of at least $50 ($25 for IRA) are used to purchase a Fund's shares at the public offering price next determined after CMD receives the proceeds. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CMD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, D, T, G and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any fund distributed by CMD in which you have a current balance of at least $5,000 into the same class of shares of up to five other Funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Sales charges may apply if exchanging from a money market fund. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC or sales charges.

Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Management Services, Inc. (formerly named Columbia Funds Services, Inc.) (CMS) P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or financial advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CMD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" below for more information.

CLASS T SHAREHOLDER SERVICES PLAN. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the Trusts plan to enter into servicing agreements with institutions (including Bank of America Corporation and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each Fund other than the Columbia Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the Fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares;
(ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.

The payments under the servicing agreements entered into as of the date of this SAI are limited to an aggregate fee of not more than 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.15% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The Funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.

Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such Funds on any day do not exceed the income to be accrued to such Class T shares on that day.

The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the Funds. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Columbia's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.

TAX-SHELTERED RETIREMENT PLANS (Retirement Plans). CMD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Management prototype plans offered through CMD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CMD.

Participants in Retirement Plans not sponsored by CTC, not including Individual Retirement Accounts (IRAs), may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with CMS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CMS. The close out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any Fund distributed by CMD, or if the Retirement Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling CMS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification numbers available when calling.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CMS for more information at 1-800-345-6611.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHTS OF ACCUMULATION (Columbia Class A and Class T shares, Nations Class A shares and Galaxy Retail A shares only) (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase of Class A or Class T shares with prior purchases of other funds and classes distributed by CMD. The applicable sales charge is based on the combined total of:

1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all shares of funds for which CMD serves as distributor (Funds) held by the shareholder.

CMD must be promptly notified of each purchase with respect to which a shareholder is entitled to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CMS. A Fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A, Class E and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all fund shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund)). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CMS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement (provided the FSF returns to CMD the excess commission previously paid during the thirteen-month period). The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price.

If the amount of the Statement is not purchased, the shareholder shall remit to CMD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CMS will redeem escrowed Class A, E or T shares with a value equal to such difference. The additional FSF commission will be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CMS at 1-800-345-6611.

NET ASSET VALUE ELIGIBILITY GUIDELINES (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS).

1. Employees, brokers and various relationships that are allowed to buy at NAV. Class A shares of certain Funds may be sold at (NAV) to the following individuals, whether currently employed or retired: Employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries; Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CMD, or its successors and companies affiliated with the Advisor; Registered representatives and employees of Financial Service Firms (including their affiliates) that are parties to dealer agreements or other sales arrangements with CMD; Nations Funds' Trustees, Directors and employees of its investment sub-advisers; Broker/Dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes; employees or partners of any contractual service provider to the funds

     NAV eligibility for Class A purchase also applies to the families of the parties listed above and their beneficial accounts. Family members include: spouse, parent, stepparent, legal guardian, child, stepchild, father-in-law and mother-in-law.

     Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

     Registered broker/dealer firms that have entered into a Nations Funds dealer agreement with BACAP Distributors, LLC may buy Class A shares without paying a front-end sales charge for their investment account only.

     Banks, trust companies and thrift institutions, acting as fiduciaries.

2. Grandfathered investors. Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may purchase Class A shares of any Fund at NAV in those cases where a Columbia Fund Class Z share is not available.

     Shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at (NAV) will continue to be eligible for NAV purchases into those Nations Fund accounts opened through August 19, 2005.

     Galaxy Fund shareholders prior to December 1, 1995; and shareholders who
     (i) purchased Galaxy Fund Prime A shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.

     (For Class T shares only) Shareholders who (i) purchased Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

3. Reinstatement. Subject to the fund policy on trading of fund shares, an investor who has redeemed class A, B, C, D, G or T shares may, upon request, reinstate within 1 year a portion or all of the proceeds of such sales in shares of class A of any fund at the NAV next determined after Columbia Management Services, Inc. received a written reinstatement request and payment.

4. Retirement Plans. Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with CMD pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

5. Non-U.S. Investors. Certain pension, profit-sharing or other employee benefit plans offered to non-US investors may be eligible to purchase Class A shares with no sales charge.

6. Reorganizations. At the Fund's discretion, NAV eligibility may apply to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

7. Rights of Accumulation (ROA). The value of eligible accounts, regardless of class, maintained by you and you and your immediate family may be combined with the value of your current purchase to reach a sales discount level and to obtain the lower sales charge for your current purchase.

8. Letters of Intent (LOI). You may pay a lower sales charge when purchasing class A shares by signing a letter of intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the LOI within 13 months. If your LOI purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Class A, B, C, D, E, matured F, G and T shares) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act
     (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CMS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value at the time that the SWP is established. Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met. For redemptions in excess of 12% of the account's value at the time that the SWP is established, a CDSC will be charged on the SWP redemption. The 12% limit does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by CMD.

6. Qualified Retirement Plans. CDSCs may be waived on CMD shares sold by employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must be a participant in an alliance program th at has signed an agreement with Columbia Funds or CMD.

7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and
     (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

8. Return of Commission. CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

9. Non-U.S. Investors. CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

10. IRS Section 401 and 457. CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under
     Section 401 or 457 of the tax code.

11. Medical Payments. CDSCs may be waived on shares redeemed for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

12. Plans of Reorganization. At the Funds' discretion, CDSCs may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a fund is a party.

13. Charitable Giving Program. CDSCs may be waived on the sale of Class C or Class D shares sold by a non-profit organization qualified under Section 501(c)(3) of the tax code in connection with the Banc of America Capital Management Charitable Giving Program.

14. The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling or delay sending proceeds from your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction to CMS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CMS and many banks. Additional documentation may be required for sales by corporations, agents, fiduciaries, surviving joint owners, individual retirement account holders and other legal entities. Call CMS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, FSF's are responsible for furnishing all necessary documentation to CMS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN (SWP). The shareholder may establish a SWP. A specified dollar amount, share amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawalsof shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their share account may do so but may be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CMS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in "street name" must be made payable to the back office via the NSCC.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions by check and ACH are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, to a pre-existing bank account or furnishing a signature guaranteed request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CMS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address account and taxpayer identification numbers. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions apply to retirement plan accounts.

CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A and Z shares of certain Funds)

Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CMS will provide checks to be drawn on Mellon Trust of New England, N.A. (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks., However, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON-CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, a Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

INFORMATION APPLICABLE TO CLASS G AND CLASS T SHARES

The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the Funds are subject to a front-end sales charge. Investments in Class G shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.15% and 0.30%, respectively, of the Fund's average daily net assets attributable to its Class T shares. Class G shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.80% and 0.95%, respectively, of the Fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares. Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.

CLASS T SHARES. The public offering price for Class T shares of the Funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 to $25,000,000. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                                    REALLOWANCE TO
                                     REALLOWANCE TO DEALERS        DEALERS AS A % OF
                                    AS A % OF OFFERING PRICE        OFFERING PRICE
      AMOUNT OF TRANSACTION          PER SHARE - BOND FUNDS    PER SHARE - EQUITY FUNDS
      ---------------------         ------------------------   ------------------------
Less than $50,000                             4.25                       5.00
$50,000 but less than $100,000                3.75                       3.75
$100,000 but less than $250,000               2.75                       2.75
$250,000 but less than $500,000               2.00                       2.00
$500,000 but less than $1,000,000             1.75                       1.75
$1,000,000 and over                           0.00                       0.00

The appropriate reallowance to dealers will be paid by CMD to broker-dealer organizations which have entered into agreements with CMD. The reallowance to dealers may be changed from time to time.

Certain affiliates of the Advisor may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of Bank of America Corporation's affiliates.

INFORMATION APPLICABLE TO CERTAIN CLASS G SHARES RECEIVED BY FORMER GALAXY FUND RETAIL B SHAREHOLDERS IN CONNECTION WITH THE GALAXY/LIBERTY REORGANIZATION. The following table describes the CDSC schedul e applicable to Class G shares received by former Galaxy Fund Retail B shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 None

Class G shares received in exchange for Galaxy Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares seven years after purchase. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Asset Allocation Fund and/or International Equity Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.50
Through second year                   5.00
Through third year                    4.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Through the seventh year              None
Longer than seven years               None

If you acquired Retail B Shares in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class T shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

CLASS G SHARES PURCHASED AFTER THE GALAXY/LIBERTY REORGANIZATION. The public offering price for Class G shares of the Funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within seven years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from CMD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Columbia may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a Fund. See "Class T Shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to CMD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares. Class G shares of a Fund will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow CMD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.

Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - (i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a Fund, and subsequently acquires additional Class G shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the Fund, including those acquired through reinvestment, will convert to Class T shares of the Fund on the same date.

INFORMATION APPLICABLE TO CERTAIN CLASS B SHAREHOLDERS

Except for the following, Class B Share Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.

The following table describes the CDSC schedule applicable to Class B shares received by Galaxy Quality Plus Bond Fund shareholders in exchange for Prime B Shares in connection with the Galaxy/Liberty reorganization.

SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

     Automatic conversion to Class A shares occurs eight years after purchase.

     The Class B share discount program for purchases of $250,000 or more is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

INFORMATION APPLICABLE TO CERTAIN CLASS A SHAREHOLDERS:

     Except as set forth in the following paragraph, Class A share CDSCs are described in the Prospectuses:

     Class A shares received by former Galaxy High Quality Bond Fund shareholders in exchange for Prime A Shares in connection with the Galaxy/Liberty reorganization of that Fund are subject to a 1% CDSC upon redemption of such Class A shares if the Prime A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.

Shares of some Funds that pay daily dividends (include Funds) will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. Shares of some Funds that pay daily dividends (exclude Funds) Columbia will be earned starting with the day after that Fund receives payments for the shares. To determine whether a particular Fund is an include or exclude fund, customers can call 1-800-345-6611.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of certain other funds. The prospectus of each Fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange Consult CMS before requesting an exchange.

If you acquire Class A shares of an international fund by exchange from any other fund, you will not be permitted to exchange those shares into another fund for 30 calendar days, although you may redeem those shares at any time. An exchange order received prior to the expiration of the 30-day period will not be honored.

By calling CMS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CMS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CMS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CMS may require customary additional documentation. Prospectuses of the other Funds are available from the CMD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

Consult your FSF or CMS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund. Sales charges may apply for exchanges from money market funds.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Trust has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2005. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust's By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series. Shares of each Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

          Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

          Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

AAA bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

AA bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

BA bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Prime-1 Highest Quality
          Prime-2 Higher Quality
          Prime-3 High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these securities, and 'D' represents the lowest potential for recovery.

                                   APPENDIX II

                   COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA")
                      PROXY VOTING POLICIES AND PROCEDURES
                 ADOPTED JULY 1, 2003 AND REVISED MARCH 4, 2005

POLICY:

ALL PROXIES(1) REGARDING CLIENT SECURITIES FOR WHICH COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA") HAS ASSUMED AUTHORITY TO VOTE SHALL, UNLESS CMA DETERMINES IN ACCORDANCE WITH POLICIES STATED BELOW TO ABSTAIN FROM VOTING, BE VOTED IN A MANNER CONSIDERED BY CMA TO BE IN THE BEST INTEREST OF CMA'S CLIENTS, INCLUDING THE CMG FAMILY FUNDS(2) AND THEIR SHAREHOLDERS, WITHOUT REGARD TO ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES. THE BEST INTEREST OF CLIENTS IS DEFINED FOR THIS PURPOSE AS THE INTEREST OF ENHANCING OR PROTECTING THE ECONOMIC VALUE OF CLIENT ACCOUNTS, CONSIDERED AS A GROUP RATHER THAN INDIVIDUALLY, AS CMA DETERMINES IN ITS SOLE AND ABSOLUTE DISCRETION. IN THE EVENT A CLIENT BELIEVES THAT ITS OTHER INTERESTS REQUIRE A DIFFERENT VOTE, CMA SHALL VOTE AS THE CLIENT CLEARLY INSTRUCTS, PROVIDED CMA RECEIVES SUCH INSTRUCTIONS IN TIME TO ACT ACCORDINGLY.

CMA ENDEAVORS TO VOTE, IN ACCORDANCE WITH THIS POLICY, ALL PROXIES OF WHICH IT BECOMES AWARE, SUBJECT TO THE FOLLOWING EXCEPTIONS (UNLESS OTHERWISE AGREED) WHEN CMA EXPECTS TO ROUTINELY ABSTAIN FROM VOTING:

     1. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE THE SECURITY HAS BEEN LOANED FROM THE CLIENT'S ACCOUNT.

     2. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE CMA DEEMS THE COSTS TO THE CLIENT AND/OR THE ADMINISTRATIVE INCONVENIENCE OF VOTING THE SECURITY (E.G., SOME FOREIGN SECURITIES) OUTWEIGH THE BENEFIT OF DOING SO.

CMA SEEKS TO AVOID THE OCCURRENCE OF ACTUAL OR APPARENT MATERIAL CONFLICTS OF INTEREST IN THE PROXY VOTING PROCESS BY VOTING IN ACCORDANCE WITH PREDETERMINED VOTING GUIDELINES, AS STATED BELOW. FOR THOSE PROXY PROPOSALS THAT REQUIRE SPECIAL CONSIDERATION OR IN INSTANCES WHERE SPECIAL CIRCUMSTANCES MAY REQUIRE VARYING FROM THE PREDETERMINED GUIDELINES, THE CMG PROXY COMMITTEE WILL DETERMINE THE BEST INTEREST OF CMA'S CLIENTS AND VOTE ACCORDINGLY, WITHOUT CONSIDERATION OF ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES.

OVERVIEW:

CMA's policy is based upon its fiduciary obligation to act in its clients' best interest. Citing this obligation, the SEC has adopted rules pursuant to the Investment Advisers Act of 1940 and Investment Company Act of 1940 with respect to proxy voting.

PROCEDURE:

I. ACCOUNT POLICIES

Except as otherwise directed by the client, CMA shall vote as follows:

SEPARATELY MANAGED ACCOUNTS

CMA shall vote proxies on securities held in its separately managed accounts.

COLUMBIA TRUST COMPANY (CTC) TRUST POOLS

CMA shall vote proxies on securities held in the trust pools.

CMG FAMILY FUNDS/CMA FUND TRUST

CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

COLUMBIA PRIVATE PORTFOLIO

CMA shall vote proxies on securities held in its separately managed accounts.

ALTERNATIVE INVESTMENT GROUP

----------
(1) The term "proxy" as used herein refers to consents, elections and authorizations solicited by any party with respect to securities of any sort.

(2) A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

CMA's clients may invest in securities ("Alternative Investments") issued by alternative investment vehicles (i.e. hedge funds, private equity funds, and other alternative investment pools) that are structured as private limited partnerships ("LPs"), limited liability companies ("LLCs") or offshore corporations. Generally, CMA's Alternative Investment Group ("AIG") is the platform through which CMA provides advisory services relating to Alternative Investments.

The voting rights of Alternative Investments generally are rights of contract set forth in the limited liability company or limited partnership agreement, in the case of LLCs and LPs, or Memorandum and Articles of Association or By-laws, in the case of offshore corporations. Also, as privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, proxies are not solicited regarding Alternative Investment vehicles. Instead, consents may be solicited from members, limited partners or shareholders.

Because of the unique characteristics of Alternative Investments, CMA has a tailored process for voting Alternative Investment proxies and consents.

Process

AIG will vote all Alternative Investment proxies and consents in accordance with this Policy. The committee voting AIG proxies consists of AIG senior management, investment and operations professionals. Conflicts of interest are to be monitored and resolved as set forth in this Policy.

II. PROXY COMMITTEE

CMA shall establish a Proxy Committee whose standing members shall include the head of core equity, head of value, head of growth, head of income strategies, head of equity research and head of fixed income research. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf.

The Proxy Committee's functions shall include, in part,

          (a) direction of the vote on proposals where there has been a recommendation to the Committee, pursuant to Section IV.B, not to vote according to the predetermined Voting Guidelines stated in Section IV.A or on proposals which require special, individual consideration in accordance with Section IV.C;

          (b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

          (c) review at least annually of existing Voting Guidelines and need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

          (d) development and modification of Voting Procedures, as stated in
          Section V, as it deems appropriate or necessary.

The Proxy Committee shall establish a charter, which shall set forth the Committee's purpose, membership and operation. The Committee's charter shall be consistent, in all material respects, with this policy and procedure.

III. CONFLICTS OF INTEREST

With Other Bank of America Businesses

Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

Within CMA

Conflicts of interest may also arise from the business activities of CMA. For example, CMA might manage (or be seeking to manage) the assets of a benefit plan for an issuer. CMA may also be presented with an actual or apparent conflict of interest where proxies of securities issued by BAC or a CMG Family Fund, for which CMA serves as investment adviser, are to be voted for a client's account.

Management of Conflicts

CMA's policy is to always vote proxies in the best interest of its clients, as a whole, without regard to its own self-interest or that of its affiliates. BAC as well as CMA has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

          1. BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or (as in the case of BACAP associates) non-trust fiduciary responsibilities, including investment decision-making and proxy voting.

          2. In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.

          3. Within CMA, CMA's Code of Ethics affirmatively requires that associates of CMA act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's Clients.

          4. By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

               - To disclose to the chairperson of the Proxy Committee and the chairperson to the head of CMG Compliance any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA shall vote proxies. In the event the chairperson of the Proxy Committee has a conflict of interest regarding a given matter, he or she shall abstain from participating in the Committee's determination of whether and/or how to vote in the matter; and

               - To refrain from taking into consideration, in the decision as to whether or how CMA shall vote proxies:

                    - The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

                    - Any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of CMA or BAC.

Where a material conflict of interest is determined to have arisen in the proxy voting process that may not be adequately mitigated by voting in accordance with the predetermined Voting Guidelines, CMA's policy is to invoke one or more of the following conflict management procedures:

1. Convene the Proxy Committee for the purpose of voting the affected proxies in a manner that is free of the conflict.

2. Causing the proxies to be voted in accordance with the recommendations of a qualified, independent third party, which may include CMA's proxy voting agent.

3. In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

IV. VOTING GUIDELINES

A. THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING PROXIES:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

     - Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

          However, CMA generally will WITHHOLD votes from pertinent director nominees if:

               (i) the board as proposed to be constituted would have more than one-third of its members from management;

               (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);

               (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);

               (iv) a director serves on more than six public company boards;

               (v) the CEO serves on more than two public company boards other than the company's board.

          On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

     - Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.

     - Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

     - Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

          -    Established governance standards and guidelines.

          - Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.

          - Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

          - A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

          - Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

          - The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

     - Proposals that grant or restore shareholder ability to remove directors with or without cause.

     - Proposals to permit shareholders to elect directors to fill board vacancies.

     - Proposals that encourage directors to own a minimum amount of company stock.

     -    Proposals to provide or to restore shareholder appraisal rights.

     -    Proposals to adopt cumulative voting.

     -    Proposals for the company to adopt confidential voting.

CMA generally will vote AGAINST:

     - Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

     - Proposals that give management the ability to alter the size of the board without shareholder approval.

     - Proposals that provide directors may be removed only by supermajority vote.

     -    Proposals to eliminate cumulative voting.

     - Proposals which allow more than one vote per share in the election of directors.

     - Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

     - Proposals that mandate a minimum amount of company stock that directors must own.

     -    Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

     - Director and officer indemnification and liability protection. CMA is opposed to entirely eliminating directors' and officers' liability for monetary damages for violating the duty of care. CMA is also opposed to expanding coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. CMA supports proposals which provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he/she reasonably believed was in the best interests of the company, AND (ii) if the director's legal expenses would be covered.

     - Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

     - Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 10% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

     - Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

     -    Proposals asking a company to expense stock options.

     -    Proposals to put option repricings to a shareholder vote.

     - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

CMA generally will vote AGAINST:

     - Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.

     - Proposals to authorize the replacement or repricing of out-of-the money options.

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

     - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

          For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

     - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

     - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

     - Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

     - CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

     - CMA generally votes FOR shareholder proposals to eliminate a poison pill.

     - CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

     - CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.

Supermajority vote

     - CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

     - CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

     - Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

     - Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

          -    Credible reason exists to question:

               - The auditor's independence, as determined by applicable regulatory requirements.

               - The accuracy or reliability of the auditor's opinion as to the company's financial position.

          - Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.

     - Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

     - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

     - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

     - Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

     - Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.

CMA will vote AGAINST:

     - Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

     - Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

     - Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

     - FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

     - FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

     - Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

     - Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

     - Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

     - Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.

     - Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.

     - Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

8.  Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

     -    Board structure

     -    Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     - Ignore a shareholder proposal that is approved by a majority of shares outstanding;

     - Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

     -    Are interested directors and sit on the audit or nominating committee;
          or

     - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

     -    Past performance relative to its peers

     -    Market in which fund invests

     - Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

     - Past shareholder activism, board activity and votes on related proposals

     -    Strategy of the incumbents versus the dissidents

     -    Independence of incumbent directors; director nominees

     -    Experience and skills of director nominees

     -    Governance profile of the company

     -    Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Past performance as a closed-end fund

     -    Market in which the fund invests

     -    Measures taken by the board to address the discount

     - Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

     -    Proposed and current fee schedules

     -    Fund category/investment objective

     -    Performance benchmarks

     -    Share price performance as compared with peers

     -    Resulting fees relative to peers

     -    Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

     -    Stated specific financing purpose

     -    Possible dilution for common shares

     -    Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

     -    Potential competitiveness

     -    Regulatory developments

     -    Current and potential returns

     -    Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a nonfundamental restriction, considering the following factors:

     -    Fund's target investments

     -    Reasons given by the fund for the change

     -    Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:

     -    Political/economic changes in the target market

     -    Consolidation in the target market

     -    Current asset composition

Change in Fund's Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:

     -    Potential competitiveness

     -    Current and potential returns

     -    Risk of concentration

     -    Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

     -    Strategies employed to salvage the company

     -    Past performance of the fund

     -    Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

     -    The degree of change implied by the proposal

     -    The efficiencies that could result

     -    The state of incorporation; net effect on shareholder rights

     -    Regulatory standards and implications

CMA will vote FOR:

     - Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

     - Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

     -    Proposals enabling the Board to:

          -    Change, without shareholder approval the domicile of the fund

          - Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

     -    Regulations of both states

     -    Required fundamental policies of both states

     -    The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Fees charged to comparably sized funds with similar objectives

     -    The proposed distributor's reputation and past performance

     -    The competitiveness of the fund in the industry

     -    Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Resulting fee structure

     -    Performance of both funds

     -    Continuity of management personnel

     -    Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

     -    Performance of the fund's NAV

     -    The fund's history of shareholder relations

     -    The performance of other funds under the adviser's management

9. Alternative Investment Group ("AIG") Matters

The AIG Proxy Sub-Committee generally will vote in accordance with the guidelines set forth in this policy. With respect to matters that are not addressed by the guidelines, the AIG Proxy Sub-Committee will vote each such matter on a CASE-BY-CASE basis.

B. ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.

A Portfolio Manager, sub-adviser or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines stated in Section IV.A. In this situation, he or she shall request that the Proxy Committee consider voting the proxy other than according such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption.

C. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The following proposals require special, individual consideration. The Proxy Committee will determine how proxies related to all such proposals will be voted.

               1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

               2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

               3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

               4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

               5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified in Section IV.A.

               6. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

               7. PREEMPTIVE RIGHTS. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines set forth in Section IV above. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to effect the purposes of this Policy.

     - CMA shall use an independent, third-party vendor (currently Institutional Shareholder Services ("ISS")), to implement its proxy voting process as CMAs proxy voting agent. This retention is subject to CMA continuously assessing the vendor's independence from CMA and its affiliates, and the vendor's ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with CMA's proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor's other clients and the owners, officers or employees of any such firm, on the one hand, and CMA's clients, on the other hand. As means of performing this assessment, CMA will require various reports and notices from the vendor, as well as periodic audits of the vendor's voting record and other due diligence.

     - ISS shall provide proxy analysis and record keeping services in addition to voting proxies on behalf of CMA in accordance with this Policy.

     - On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in all accounts over which CMA has voting authority. Information regarding equity holdings for international portfolio shall be sent weekly.

     - ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be promptly noted and resolved by ISS, with notice to CMA.

     - Whenever a vote is solicited, ISS shall execute the vote according to CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section IV.A.

     - If ISS is not sure how to vote a particular proxy, then ISS will issue a request for voting instructions to CMA over a secure website. CMA personnel shall check this website regularly. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's understanding of the Voting Guidelines previously delivered to ISS. CMA shall promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

     - Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

     - ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

VI. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in CMA's Form ADV. Upon receipt of a Client's request for more information, CMA will provide to the Client a copy of this Policy and/or how CMA voted proxies for the Client pursuant to this Policy for up to a one-year period.

                      COLUMBIA CONSERVATIVE HIGH YIELD FUND
                  (FORMERLY KNOWN AS COLUMBIA HIGH YIELD FUND)
                                  (THE "FUND")

    SUPPLEMENT TO THE PROSPECTUSES DATED JANUARY 1, 2005 (THE "PROSPECTUSES")

      The Prospectuses are hereby supplemented with the following information:

      1. The name of the Fund on the front cover of the Prospectuses is revised to read "Columbia Conservative High Yield Fund." Investors should note that the term "conservative" in Columbia Conservative High Yield Fund's name is intended to describe the Fund's credit approach relative to other high yield funds; the Fund invests primarily in bonds rated Ba or B by Moody's Investors Service, Inc. or BB or B by Standard & Poor's. These lower-rated bonds, commonly referred to as "junk bonds," are subject to greater credit risk, and are generally less liquid, than higher-rated, lower yielding bonds.

      2. The date on the front cover of each of the Prospectuses is revised to read "________________, 2005."

      3. The "Calendar Year Total Returns" and "Average Annual Total Returns" tables in the section entitled "Performance History" are updated and restated in their entirety as follows:

CALENDAR YEAR TOTAL RETURNS

CLASS A (1)

 1995      1996        1997      1998       1999       2000       2001       2002       2003       2004
19.12%     9.43%      12.70%     6.26%      2.38%      4.61%      6.63%      1.11%      11.16%     [   ]%

                                    For period shown above:
                                    Best quarter:  [2nd quarter 1995, +5.56%]
                                    Worst quarter: [2nd quarter 2002 -2.28%]

(1) Class A is a newer class of shares. Its performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and Class Z shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A shares were initially offered on November 1, 2002, and Class Z shares were initially offered on October 1, 1993.

CLASS Z

 1995       1996       1997      1998       1999       2000       2001       2002       2003       2004
19.12%     9.43%      12.70%     6.26%      2.38%      4.61%      6.63%      1.17%      11.49%     [ % ]

                                    For period shown above:
                                    Best quarter:  [2nd quarter 1995, +5.56%]
                                    Worst quarter: [2nd quarter 2002 -2.28%]

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004 [(2)]

                                                                                  1 YEAR      5 YEARS       10 YEARS
                                                                                  ------      -------       --------
Class A (%)
     Return Before Taxes                                                          [____]       [____]        [____]
     Return After Taxes on Distributions                                          [____]       [____]        [____]
     Return After Taxes on Distributions and Sale of Fund Shares                  [____]       [____]        [____]
Class B (%)
     Return Before Taxes                                                          [____]       [____]        [____]
     Return After Taxes on Distributions                                          [____]       [____]        [____]
     Return After Taxes on Distributions and Sale of Fund Shares                  [____]       [____]        [____]
Class C (%)
     Return Before Taxes                                                          [____]       [____]        [____]
     Return After Taxes on Distributions                                          [____]       [____]        [____]
     Return After Taxes on Distributions and Sale of Fund Shares                  [____]       [____]        [____]
Class D (%)
     Return Before Taxes                                                          [____]       [____]        [____]
     Return After Taxes on Distributions                                          [____]       [____]        [____]
     Return After Taxes on Distributions and Sale of Fund Shares                  [____]       [____]        [____]
Class Z (%)
     Return Before Taxes                                                          [____]       [____]        [____]
     Return After Taxes on Distributions                                          [____]       [____]        [____]
     Return After Taxes on Distributions and Sale of Fund Shares                  [____]       [____]        [____]
Merrill Lynch U.S. High Yield, Cash Pay Index (%)                                 [____]       [____]        [____]

[(2) Class A, Class B, Class C and Class D are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to their inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class C shares were initially offered on October 13, 2003, Class A, B and D shares were initially offered on November 1, 2002, and Class Z shares were initially offered on October 1, 1993.]

         4. The following sentence is added to the section entitled "Performance History":

         Year-to-date performance through ____________, 2005 for the following share classes of the Fund were as follows:

                                    Class A --                  ___%
                                    Class Z --                  ___%

         5. The "Annual Fund Operating Expenses" and "Example Expenses" tables in the section entitled "Your Expenses" are updated and restated in their entirety as follows:

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                                CLASS                                       CLASS
                                                   CLASS A        B           CLASS C        CLASS D          Z
                                                  ---------     ------       ---------      ---------       ------
Management fee (%)                                   [0.60]     [0.60]          [0.60]         [0.60]       [0.60]
Distribution and service (12b-1) fees (%)         [0.25(4)]     [1.00]       [1.00(5)]      [1.00(5)]       [0.00]
Other expenses [(3)] (%)                             [0.15]     [0.15]          [0.15]         [0.15]       [0.15]
Total annual fund operating expenses (%)             [1.00]     [1.75]       [1.75(5)]      [1.75(5)]       [0.75]

[(3) Restated to reflect changes in contractual rates for transfer agency and bookkeeping services effective November 1, 2003.]

[(4) The Fund may pay distribution and service (12b-1) fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.25% for shareholder liaison services and up to 0.10% for distribution services), but will limit such fees to an aggregate fee of not more than 0.25%.]

[(5) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C and Class D shares. As a result, the 12b-1 fee for Class C and Class D shares would be 0.85% and 0.85%, respectively, and the total annual fund operating expenses for Class C and Class D shares would be 1.60% and 1.60%, respectively. This arrangement may be modified or terminated at any time.]

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

                                                                  1 YEAR       3 YEARS      5 YEARS      10 YEARS
                                                                  ------       -------     --------      --------
Class A                                                           [$572]       [$778]      [$1,001]      [$1,641]
Class B:           did not sell your shares                       [$178]       [$551]      [$  949]      [$1,864]
                   sold all your shares at end of period          [$678]       [$851]      [$1,149]      [$1,864]
Class C:           did not sell your shares                       [$178]       [$551]      [$  949]      [$2,062]
                   sold all your shares at end of period          [$278]       [$551]      [$  949]      [$2,062]
Class D            did not sell your shares                       [$178]       [$551]      [$  949]      [$2,062]
                   sold all your shares at end of period          [$278]       [$551]      [$  949]      [$2,062]
Class Z                                                           [$ 77]       [$240]      [$  417]      [$  930]

      6. The section entitled "Financial Highlights" is updated and restated in its entirety as follows:

Selected data for a share outstanding throughout each period is as follows:

                                           (UNAUDITED)
                                            SIX MONTHS                                           PERIOD
                                              ENDED         YEAR ENDED     PERIOD ENDED          ENDED
                                           FEBRUARY 28,     AUGUST 31,   AUGUST 31, 2003        DECEMBER
CLASS A SHARES                                 2005            2004            (a)            31, 2002 (b)
------------------------------------       ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $       8.69     $     8.49   $          8.37      $       8.17
                                           ---------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (c)                        0.24           0.50              0.33              0.09
  Net realized and unrealized gain
   (loss) on investments                           0.14           0.24              0.15              0.20
                                           ---------------------------------------------------------------
  Total from Investment Operations                 0.39           0.76              0.50              0.09
                                           ---------------------------------------------------------------
LESS DISTRIBUTIONS:
  From net investment income                      (0.26)         (0.54)            (0.36)            (0.09)
                                           ---------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $       8.81     $     8.69   $          8.49      $       8.37
  Total return (d)                                 4.42%(e)       8.90%             5.81%(e)          3.50%(e)
                                           ---------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)        $    350,819     $  335,841   $       193,267      $     33,992
  Ratio of expenses to average net
   assets (f)                                      0.97%(g)       1.01%             1.07%(g)          1.15%(g)
  Ratio of net investment income
   (loss) to average net assets (g)                5.52%(g)       5.74%             5.82%(g)          6.46%(g)
  Portfolio turnover rate                            22%(e)         41%               38%(e)            42%

(a) The Fund changed its fiscal year end from December 31 to August 31.

(b) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%. (g) Annualized.

                                            (UNAUDITED)
                                             SIX MONTHS                                             PERIOD
                                               ENDED        YEAR ENDED        PERIOD ENDED          ENDED
                                              FEBRUARY      AUGUST 31,      AUGUST 31, 2003        DECEMBER
CLASS B SHARES                                28, 2005         2004               (a)            31, 2002 (b)
-------------------------------------      ------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $       8.69     $     8.49      $          8.37      $       8.17
                                           ------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (c)                        0.21           0.43                 0.28              0.07
  Net realized and unrealized gain on
   investments                                     0.14           0.24                 15 0              0.20
                                           ------------------------------------------------------------------
  Total from Investment Operations                 0.35           0.67                 0.43              0.27
                                           ------------------------------------------------------------------
LESS DISTRIBUTIONS:
  From net investment income                      (0.23)         (0.47)               (0.31)            (0.07)
                                           ------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $       8.81     $     8.69      $          8.49      $       8.37
  Total return (d)                                 4.04%(e)       8.07%                5.20%(e)          3.33%(e)
                                           ------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in
   thousands)                              $    101,165     $  102,038      $        89,950      $     16,701
  Ratio of expenses to average net
   assets (f)                                      0.97%(g)       1.01%                1.07%(g)          1.15%(g)
  Ratio of net investment income (loss)
   to average net assets (g)                       1.72%(g)       1.77%                1.94%(g)          1.90%(g)
  Portfolio turnover rate                            22%(e)         41%                  38%(e)            42%

(a) The Fund changed its fiscal year end from December 31 to August 31.

(b) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e) Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g) Annualized.

                                                                         (UNAUDITED)          PERIOD ENDED
                                                                      SIX MONTHS ENDED         AUGUST 31,
CLASS C SHARES                                                        FEBRUARY 28, 2005         2004 (a)
-----------------------------------------------------------------     ------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $            8.69       $       8.64
                                                                      ------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (b)                                                        0.21               0.39
  Net realized and unrealized gain on investments                                  0.14               0.09
                                                                      ------------------------------------
  Total from Investment Operations                                                 0.35               0.48
                                                                      ------------------------------------
LESS DISTRIBUTIONS:
  From net investment income                                                      (0.23)             (0.43)
                                                                      ------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $            8.81       $       8.69
  Total return (c)(d)(e)                                                           4.12%              5.65%
                                                                      ------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)                            $          22,754       $     20,126
  Ratio of expenses to average net assets (f)                                      1.57%              1.61%
  Ratio of net investment income (loss) to average net assets (g)                  4.92%              5.03%
  Waiver (g)(h)                                                                    0.15%              0.15%
  Portfolio turnover rate                                                            22%(e)             41%

(a) Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d) Had the Distributor not waived a portion of expenses, total return would have been reduced.

(e) Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g) Annualized.

(h) Amounts represent voluntary waivers of service and distribution fees.

                                                (UNAUDITED)
                                                 SIX MONTHS                                                 PERIOD
                                                    ENDED          YEAR ENDED        PERIOD ENDED           ENDED
                                                FEBRUARY 28,       AUGUST 31,      AUGUST 31, 2003         DECEMBER
CLASS D SHARES                                      2005              2004               (a)             31, 2002 (b)
---------------------------------------------   ---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $       8.69       $     8.49      $          8.37       $       8.17
                                                ---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (c)                             0.22             0.44                 0.29               0.07
  Net realized and unrealized gain
   (loss) on investments                                0.13             0.24                 0.15               0.20
                                                ---------------------------------------------------------------------
  Total from Investment Operations                      0.35             0.68                 0.44               0.27
                                                ---------------------------------------------------------------------
LESS DISTRIBUTIONS:
  From net investment income                           (0.23)           (0.48)               (0.32)             (0.07)
                                                ---------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $       8.81       $     8.69      $          8.49       $       8.37
  Total return (d)(e)                                   4.12%(f)         8.23%                5.35%(f)           3.35%(f)
                                                ---------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)             $     73,770       $   86,854      $       103,559       $     18,035
  Ratio of expenses to average net assets (g)           1.57%(h)         1.62%                1.73%(h)           1.75%(h)
  Ratio of net investment income (loss)
   to average net assets (g)                            4.92%(h)         5.12%                5.12%(h)           5.86%(h)
  Waiver (i)                                            0.15%(h)         0.15%                0.15%(h)           0.15%(h)
  Portfolio turnover rate                                 22%(f)           41%                  38%(f)             42%

(a) The Fund changed its fiscal year end from December 31 to August 31.

(b) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e) Had the Distributor not waived a portion of expenses, total return would have been reduced.

(f) Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h) Annualized.

(i) Amounts represent voluntary waivers of service and distribution fees.

                               (UNAUDITED)
                                SIX MONTHS
                                  ENDED         YEAR ENDED    PERIOD ENDED                      YEAR ENDED DECEMBER 31,
                                FEBRUARY        AUGUST 31,     AUGUST 31,        ---------------------------------------------------
CLASS Z SHARES                  28, 2005           2004         2003 (a)          2002 (b)       2001            2000         1999
-----------------------------  ----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                    $      8.69      $     8.49    $       8.37       $     8.87    $   8.98       $     9.32   $   9.84
                               ----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
  (loss)                              0.25(c)         0.52(c)         0.35(c)          0.57(c)     0.67(d)          0.75       0.74
  Net realized and
   unrealized gain (loss)
   on investments                     0.14            0.24            0.15            (0.48)      (0.09)(d)        (0.34)     (0.51)
                               ----------------------------------------------------------------------------------------------------
  Total from Investment
   Operations                         0.39            0.76            0.50             0.09        0.58             0.41       0.23
                               ----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  From net investment
   income                            (0.27)          (0.56)          (0.38)           (0.59)      (0.69)           (0.75)     (0.74)
  From net realized gains               --              --              --               --          --               --      (0.01)
                               ----------------------------------------------------------------------------------------------------
  Total distributions                (0.27)          (0.56)          (0.38)           (0.59)      (0.69)           (0.75)     (0.75)
                               ----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD $      8.81      $     8.69    $       8.49       $     8.37    $   8.87       $     8.98   $   9.32
  Total return (e)                    4.54%(f)        9.16%           6.04%(f)         1.17%       6.63%            4.61%      2.38%
                               ----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000's)              $ 1,221,700      $1,186,454    $  1,197,340       $  702,785    $238,994       $   97,575   $ 71,678
  Ratio of expenses to
   average net assets (g)             0.72%(h)        0.77%           0.82%(h)         0.77%       0.85%            0.93%      0.91%
  Ratio of net investment
   income (loss) to
   average net assets (g)             5.77%(h)        5.97%           6.19%(h)         6.84%       7.47%(d)         8.22%      7.71%
  Portfolio turnover rate               22%(f)          41%             38%(f)           42%         69%              50%        49%

(a) The Fund changed its fiscal year end from December 31 to August 31.

(b) On November 1, 2002, the existing Fund shares were renamed Class Z shares.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.02, decrease net realized and unrealized loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 7.64% to 7.47%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(e) Total return at net asset value assuming all distributions reinvested.

(f) Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h) Annualized.

      7. The information under the heading, "For More Information - Investment Company Act file number" is revised as follows:

      Columbia Funds Series Trust I: 811-4367

                -       Columbia Conservative High Yield Fund

      8. The paragraph "Distribution Options" under the heading "OTHER INFORMATION ABOUT YOUR ACCOUNT" will be revised in its entirety as follows:

DISTRIBUTION OPTIONS The Fund declares any dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the date on which a purchase order is settled by payment. Shares stop earning dividends at the close of business on the day before the date on which a redemption order is settled. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

      9. As discussed in greater detail in earlier supplements, on March 15, 2004, Columbia Management Advisors, Inc. ("Columbia Management"), the Fund's adviser, and Columbia Funds Distributor, Inc. ("CFD") the distributor of the Fund's shares (collectively, "Columbia"), entered into agreements in principle with the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") to resolve the proceedings brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds.

On February 9, 2005, Columbia entered into an Assurance of Discontinuance with the NYAG (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order" and together, the "Settlements"). The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle.

Under the terms of the SEC Order, Columbia has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review Columbia's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the settlement amounts will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with Columbia and the Fund's independent trustees and not unacceptable to the staff of the SEC. More specific information on the distribution plan will be communicated at a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia Funds, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

A copy of the SEC Order will be available on the SEC's website at http://www.sec.gov. A copy of the NYAG Settlement will be available as part of the Bank of America Corporation Form 8-K filing on or about February 10, 2005.

      10. The Prospectuses are hereby supplemented with the following information relating to hypothetical investment and expense information:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

      The following supplemental hypothetical investment information provides additional information about the effect of the expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Funds assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested and that Class B shares and Class G shares converts to Class A shares and Class T shares, respectively, after eight years. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any fee waiver or expense reimbursement. Your actual costs may be higher or lower.

CLASS A

                                           ANNUAL EXPENSE RATIO
                                                  1.00%

        CUMULATIVE RETURN                  HYPOTHETICAL YEAR-END                              HYPOTHETICAL YEAR        ANNUAL
         BEFORE FEES AND                       BALANCE BEFORE          CUMULATIVE RETURN      END BALANCE AFTER       FEES AND
YEAR        EXPENSES                          FEES AND EXPENSES      AFTER FEES AND EXPENSES  FEES AND EXPENSES       EXPENSES
1             5.00%                              $10,001.25                   4.00%               $ 9,906.00          $  572.15
2            10.25%                              $10,501.31                   8.16%               $10,302.24          $  101.04
3            15.76%                              $11,026.38                  12.49%               $10,714.33          $  105.08
4            21.55%                              $11,577.70                  16.99%               $11,142.90          $  109.29
5            27.63%                              $12,156.58                  21.67%               $11,588.62          $  113.66
6            34.01%                              $12,764.41                  26.53%               $12,052.16          $  118.20
7            40.71%                              $13,402.63                  31.59%               $12,534.25          $  122.93
8            47.75%                              $14,072.76                  36.86%               $13,035.62          $  127.85
9            55.13%                              $14,776.40                  42.33%               $13,557.05          $  132.96
10           62.89%                              $15,515.22                  48.02%               $14,099.33          $  138.28

TOTAL GAIN BEFORE FEES AND EXPENSES              $ 5,990.22
TOTAL GAIN AFTER FEES AND EXPENSES                                                                $ 4,574.33
TOTAL ANNUAL FEES AND EXPENSES                                                                                        $1,641.44

CLASS B

                                           ANNUAL EXPENSE RATIO
                                                  1.75%

        CUMULATIVE RETURN                  HYPOTHETICAL YEAR-END                              HYPOTHETICAL YEAR        ANNUAL
         BEFORE FEES AND                       BALANCE BEFORE          CUMULATIVE RETURN      END BALANCE AFTER       FEES AND
YEAR        EXPENSES                          FEES AND EXPENSES      AFTER FEES AND EXPENSES  FEES AND EXPENSES       EXPENSES
1             5.00%                              $10,500.00                   3.25%               $10,325.00          $  177.84
2            10.25%                              $11,025.00                   6.61%               $10,660.56          $  183.62
3            15.76%                              $11,576.25                  10.07%               $11,007.03          $  189.59
4            21.55%                              $12,155.06                  13.65%               $11,364.76          $  195.75
5            27.63%                              $12,762.82                  17.34%               $11,734.11          $  202.12
6            34.01%                              $13,400.96                  21.15%               $12,115.47          $  208.68
7            40.71%                              $14,071.00                  25.09%               $12,509.23          $  215.47
8            47.75%                              $14,774.55                  29.16%               $12,915.78          $  222.47
9            55.13%                              $15,513.28                  34.32%               $13,432.41          $  131.74
10           62.89%                              $16,288.95                  39.70%               $13,969.70          $  137.01

TOTAL GAIN BEFORE FEES AND EXPENSES              $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                                $ 3,969.70
TOTAL ANNUAL FEES AND EXPENSES                                                                                        $1,864.29

CLASS C

                                           ANNUAL EXPENSE RATIO
                                                  1.75%

        CUMULATIVE RETURN                  HYPOTHETICAL YEAR-END                              HYPOTHETICAL YEAR        ANNUAL
         BEFORE FEES AND                       BALANCE BEFORE           CUMULATIVE RETURN     END BALANCE AFTER       FEES AND
YEAR        EXPENSES                          FEES AND EXPENSES      AFTER FEES AND EXPENSES  FEES AND EXPENSES       EXPENSES
1            5.00%                               $10,500.00                   3.25%                $10,325.00         $  177.84
2           10.25%                               $11,025.00                   6.61%                $10,660.56         $  183.62
3           15.76%                               $11,576.25                  10.07%                $11,007.03         $  189.59
4           21.55%                               $12,155.06                  13.65%                $11,364.76         $  195.75
5           27.63%                               $12,762.82                  17.34%                $11,734.11         $  202.12
6           34.01%                               $13,400.96                  21.15%                $12,115.47         $  208.68
7           40.71%                               $14,071.00                  25.09%                $12,509.23         $  215.47
8           47.75%                               $14,774.55                  29.16%                $12,915.78         $  222.47
9           55.13%                               $15,513.28                  33.36%                $13,335.54         $  229.70
10          62.89%                               $16,288.95                  37.69%                $13,768.94         $  237.16

TOTAL GAIN BEFORE FEES AND EXPENSES              $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                                 $ 3,768.94
TOTAL ANNUAL FEES AND EXPENSES                                                                                        $2,062.40

CLASS D

                                           ANNUAL EXPENSE RATIO
                                                  1.75%

        CUMULATIVE RETURN                  HYPOTHETICAL YEAR-END                              HYPOTHETICAL YEAR        ANNUAL
         BEFORE FEES AND                       BALANCE BEFORE           CUMULATIVE RETURN     END BALANCE AFTER       FEES AND
YEAR        EXPENSES                          FEES AND EXPENSES      AFTER FEES AND EXPENSES  FEES AND EXPENSES       EXPENSES
1            5.00%                              $10,500.00                   3.25%                $10,325.00          $  177.84
2           10.25%                              $11,025.00                   6.61%                $10,660.56          $  183.62
3           15.76%                              $11,576.25                  10.07%                $11,007.03          $  189.59
4           21.55%                              $12,155.06                  13.65%                $11,364.76          $  195.75
5           27.63%                              $12,762.82                  17.34%                $11,734.11          $  202.12
6           34.01%                              $13,400.96                  21.15%                $12,115.47          $  208.68
7           40.71%                              $14,071.00                  25.09%                $12,509.23          $  215.47
8           47.75%                              $14,774.55                  29.16%                $12,915.78          $  222.47
9           55.13%                              $15,513.28                  33.36%                $13,335.54          $  229.70
10          62.89%                              $16,288.95                  37.69%                $13,768.94          $  237.16

TOTAL GAIN BEFORE FEES AND EXPENSES             $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                                $ 3,768.94
TOTAL ANNUAL FEES AND EXPENSES                                                                                        $2,062.40

CLASS  Z

                                           ANNUAL EXPENSE RATIO
                                                  0.75%

        CUMULATIVE RETURN                  HYPOTHETICAL YEAR-END                              HYPOTHETICAL YEAR        ANNUAL
         BEFORE FEES AND                       BALANCE BEFORE           CUMULATIVE RETURN     END BALANCE AFTER       FEES AND
YEAR        EXPENSES                          FEES AND EXPENSES      AFTER FEES AND EXPENSES  FEES AND EXPENSES       EXPENSES
1            5.00%                              $10,500.00                   4.25%                 $10,425.00         $   76.59
2           10.25%                              $11,025.00                   8.68%                 $10,868.06         $   79.85
3           15.76%                              $11,576.25                  13.30%                 $11,329.96         $   83.24
4           21.55%                              $12,155.06                  18.11%                 $11,811.48         $   86.78
5           27.63%                              $12,762.82                  23.13%                 $12,313.47         $   90.47
6           34.01%                              $13,400.96                  28.37%                 $12,836.79         $   94.31
7           40.71%                              $14,071.00                  33.82%                 $13,382.35         $   98.32
8           47.75%                              $14,774.55                  39.51%                 $13,951.10         $  102.50
9           55.13%                              $15,513.28                  45.44%                 $14,544.02         $  106.86
10          62.89%                              $16,288.95                  51.62%                 $15,162.14         $  111.40

TOTAL GAIN BEFORE FEES AND EXPENSES             $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                                 $ 5,162.14
TOTAL ANNUAL FEES AND EXPENSES                                                                                        $  930.32


      11. Columbia Funds Distributor, Inc. (the Funds' distributor) and Columbia Funds Services, Inc. (the Funds' transfer agent) have changed their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.

      Sections 12 through 20 of this supplement apply only to Classes A, B, and C of the Fund.

      12. The footnotes to the table entitled "Shareholder Fees" are revised to provide that the contingent deferred sales charge ("CDSC") applicable to Class A shares applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.

      13. The section entitled "Investment Minimums" is revised in its entirety as follows:

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Please see the Statement of Additional Information for more details on investment minimums.

      14. The call-out box entitled "Choosing a Share Class" is revised in its entirety as follows:

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B AND C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

      15. The table entitled "Class A Sales Charges" is replaced in its entirety as follows:

      For Fixed Income Funds (other than Columbia Money Market Fund and Columbia Municipal Money Market Fund):

CLASS A SALES CHARGES

                                             AS A % OF THE                        % OF OFFERING PRICE
                                                PUBLIC         AS A % OF YOUR    RETAINED BY FINANCIAL
AMOUNT PURCHASED                            OFFERING PRICE       INVESTMENT             ADVISOR
Less than $50,000                                4.75               4.99                  4.25
                                                 ----               ----                  ----
$50,000 to less than $100,000                    4.50               4.71                  4.00
                                                 ----               ----                  ----
$100,000 to less than $250,000                   3.50               3.63                  3.00
                                                 ----               ----                  ----
$250,000 to less than $500,000                   2.50               2.56                  2.25
                                                 ----               ----                  ----
$500,000 to less than $1,000,000                 2.00               2.04                  1.75
                                                 ----               ----                  ----
$1,000,000 or more                               0.00               0.00                  0.00
                                                 ----               ----                  ----

      For Short-Intermediate Fixed Income Funds:

CLASS A SALES CHARGES

                                             AS A % OF THE                        % OF OFFERING PRICE
                                                PUBLIC         AS A % OF YOUR    RETAINED BY FINANCIAL
AMOUNT PURCHASED                            OFFERING PRICE       INVESTMENT             ADVISOR
Less than $100,000                               3.25               3.36                  3.00
                                                 ----               ----                  ----
$100,000 to less than $250,000                   2.50               2.56                  2.25
                                                 ----               ----                  ----
$250,000 to less than $500,000                   2.00               2.04                  1.75
                                                 ----               ----                  ----
$500,000 to less than $1,000,000                 1.50               1.52                  1.25
                                                 ----               ----                  ----
$1,000,000 or more                               0.00               0.00                  0.00
                                                 ----               ----                  ----

      For Short-Term Fixed Income Funds:

CLASS A SALES CHARGES

                                             AS A % OF THE                        % OF OFFERING PRICE
                                                PUBLIC         AS A % OF YOUR    RETAINED BY FINANCIAL
AMOUNT PURCHASED                            OFFERING PRICE       INVESTMENT             ADVISOR
Less than $100,000                               1.00               1.01                  0.75
                                                 ----               ----                  ----
$100,000 to less than $250,000                   0.75               0.76                  0.50
                                                 ----               ----                  ----
$250,000 to less than $1,000,000                 0.50               0.50                  0.40
                                                 ----               ----                  ----
$1,000,000 or more                               0.00               0.00                  0.00
                                                 ----               ----                  ----

      16. The paragraph immediately following the table entitled "Class A Sales Charges" is revised in its entirety as follows:

Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

      17. The table entitled "Purchases Over $1 Million" for Class A shares is replaced in its entirety as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                           COMMISSION %
Less than $3 million                                          1.00
                                                              ----
$3 million to less than $50 million                           0.50
                                                              ----
$50 million or more                                           0.25

For certain group retirement plans, financial advisors will receive a 1% commission from the distributor on all purchases less than $3 million.

      18. The section entitled "Reduced Sales Charges for Larger Investments" is revised in its entirety as follows:

      A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

      B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

      -     Individual accounts

      -     Joint accounts

      -     Certain IRA accounts

      -     Certain trusts

      -     UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

      C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

      D. How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, though fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

      19. All disclosure related to Class B Sales Charges under the section entitled "Sales Charges" is revised in its entirety as follows:

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

         For all Funds (other than the Short-Intermediate Fixed Income Funds):

Purchases of less than $50,000

CLASS B SALES CHARGES

                                                                         % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                            SHARES ARE SOLD
Through first year                                                            5.00
                                                                              ----
Through second year                                                           4.00
                                                                              ----
Through third year                                                            3.00
                                                                              ----
Through fourth year                                                           3.00
                                                                              ----
Through fifth year                                                            2.00
                                                                              ----
Through sixth year                                                            1.00
                                                                              ----
Longer than six years                                                         0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

      For Short-Intermediate Fixed Income Funds:

Purchases of less than $50,000

CLASS B SALES CHARGES

                                                                  % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                     SHARES ARE SOLD
Through first year                                                      3.00
                                                                        ----
Through second year                                                     3.00
                                                                        ----
Through third year                                                      2.00
                                                                        ----
Through fourth year                                                     1.00
                                                                        ----
Through fifth year                                                      0.00
                                                                        ----
Through sixth year                                                      0.00
                                                                        ----
Longer than six years                                                   0.00

Commission to financial advisors is 2.75%.

Automatic conversion to Class A shares occurs eight years after purchase.

      20. The instructions with respect to redemptions by systematic withdrawal plan in the table under the section "How to Sell Shares" are revised in their entirety as follows:

You may automatically sell a specified dollar amount or percentage of your account on a monthly, quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance requirement has been waived for wrap accounts. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

      Section 21 of this supplement applies only to Class Z of the Fund.

      21. The section entitled "Eligible Investors" in the Fund's Class Z Prospectus is revised in its entirety as follows:

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.

IMPORTANT THINGS TO CONSIDER WHEN DECIDING ON A CLASS OF SHARES:

Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.

Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by an intermediary. Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.

Eligible Investors and their applicable investment minimums are as follows:

No minimum initial investment

- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

- Any group retirement plan, including defined benefit and defined contribution plans such as: 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of a Fund's transfer agent;

- Any investor purchasing through a Columbia Management Group state tuition plan organized under Section 529 of the Internal Revenue Code; or

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

$1,000 minimum initial investment

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (CMD) (i) who holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by CMD;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by CMD;

- Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;

- Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $1,000 minimum investment requirement);

- Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; or

- Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.

The Funds reserve the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Funds also reserve the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

[Control #]                                                               [Date]

COLUMBIA HIGH YIELD FUND                    Prospectus, January 1, 2005

CLASS A, B, C AND D* SHARES

Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   4
Your Expenses........................................   6


YOUR ACCOUNT                                            8
---------------------------------------------------------
How to Buy Shares....................................   8
Sales Charges........................................   9
How to Exchange Shares...............................  14
How to Sell Shares...................................  15
Fund Policy on Trading of Fund Shares................  16
Distribution and Service Fees........................  17
Other Information About Your Account.................  18


MANAGING THE FUND                                      21
---------------------------------------------------------
Investment Advisor...................................  21
Portfolio Managers...................................  21


FINANCIAL HIGHLIGHTS                                   22
---------------------------------------------------------

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

*EFFECTIVE OCTOBER 13, 2003, THIS FUND'S CLASS D SHARES WERE CLOSED TO NEW INVESTORS.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks a high level of income, with capital appreciation as a secondary goal, by investing in non-investment-grade corporate debt securities, commonly referred to as "junk" or "high-yield" bonds.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Normally, the Fund will invest at least 80% of its assets (plus any borrowings for investment purposes) in bonds rated Ba or B by Moody's Investors Service, Inc. (Moody's) or BB or B by Standard & Poor's (S&P). No more than 10% of the Fund's assets will be invested in bonds rated Caa by Moody's or CCC by S&P, and no Fund assets will be invested in bonds rated, at the time of purchase, below these grades. By focusing on higher quality junk bonds, the Fund seeks access to higher yielding bonds without assuming all the risk associated with the broader junk bond market.

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as noted otherwise, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management

----
 2

THE FUND

and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Credit risk refers to the possibility that the issuer of a bond may fail to make timely payments of interest or principal. The lower-rated bonds held by the Fund, commonly referred to as "junk bonds," are subject to greater credit risk, and are generally less liquid, than higher-rated, lower yielding bonds. These bonds may be issued to fund corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events, and they are often issued by smaller, less creditworthy companies or by companies with substantial debt. The prices of such bonds are generally more sensitive than higher-rated bonds to the financial condition of the issuer and adverse changes in the economy. Changes in economic conditions or other circumstances are more likely to weaken the ability of the issuer to make principal and interest payments on these bonds than is the case for high-rated bonds. In addition, the ratings of securities provided by Moody's and S&P are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis. See the Statement of Additional Information for a complete discussion of bond ratings.

Inflation risk is a risk to investors who invest in fixed income instruments, such as bond or money market funds, because there is a chance that the returns on these instruments may not keep pace with inflation. Inflation represents the rising cost of goods and services over time.

Reinvestment risk is the risk that income from the Fund's debt securities will decline if and when the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Fund's portfolio.

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also cause the Fund to receive taxable income, which could increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. For more information on the risks of derivative strategies, see the Statement of Additional Information.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                            ----

THE FUND

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B, C and D shares, including sales charges, compare with those of broad measures of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each complete calendar year in the life of the Fund. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were reflected, these returns would be lower.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year, five-year and life of the Fund periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

              The Fund's returns are compared to the Merrill Lynch U.S.
              High Yield, Cash Pay Index. The Merrill Lynch U.S. High
              Yield, Cash Pay Index is an unmanaged index of
              non-investment-grade corporate bonds. Unlike the Fund,
              indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)

                                  (BAR CHART)

                                  19.12%      9.43%     12.70%      6.26%      2.38%      4.61%      6.63%      1.11%     11.16%
                       -0.92%
                        1994       1995       1996       1997       1998       1999       2000       2001       2002       2003


            The Fund's year-to-date total return through  For period shown in bar chart:
            September 30, 2004 (Class A) was +5.24%.      Best quarter: 2nd quarter 1995, +5.56%
                                                          Worst quarter: 2nd quarter 2002 -2.28%

 (1) Class A is a newer class of shares. Its performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and Class Z shares. If differences in expenses had been reflected, the returns shown for

----
 4

THE FUND

     periods prior to the inception of the newer classes of shares would have been lower. Class A shares were initially offered on November 1, 2002, and Class Z shares were initially offered on October 1, 1993.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2003(2)

                                                              1 YEAR          5 YEARS         10 YEARS
Class A (%)
  Return Before Taxes                                           5.85           4.10             6.57
  Return After Taxes on Distributions                           3.56           1.20             3.26
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                        3.73           1.64             3.49
------------------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                           5.23           4.61             6.99
  Return After Taxes on Distributions                           3.16           1.72             3.70
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                        3.34           2.10             3.88
------------------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                           9.19           4.90             6.99
  Return After Taxes on Distributions                           7.14           2.05             3.70
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                        5.92           2.37             3.87
------------------------------------------------------------------------------------------------------
Class D (%)
  Return Before Taxes                                           9.41           4.74             6.91
  Return After Taxes on Distributions                           7.28           1.87             3.62
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                        6.06           2.22             3.80
------------------------------------------------------------------------------------------------------
Merrill Lynch U.S. High Yield, Cash Pay Index (%)              27.23           5.47             7.23

 (2) Class A, Class B, Class C and Class D are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to their inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class C shares were initially offered on October 13, 2003, Class A, B and D shares were initially offered on November 1, 2002, and Class Z shares were initially offered on October 1, 1993.

                                                                            ----

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and other administrative costs including pricing and custody services.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table, but does reflect the waiver of the initial sales charge for Class D shares. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class B shares convert to Class A shares after eight years
             -------------------------------------------------------------------

SHAREHOLDER FEES(3) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                               CLASS A         CLASS B         CLASS C         CLASS D
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         4.75            0.00            0.00            1.00(4)
----------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               1.00(5)         5.00            1.00            1.00
----------------------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             (6)             (6)             (6)             (6)

 (3) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (4) The Fund's advisor has agreed to waive indefinitely the front-end sales charge for purchases of Class D shares by existing Class D shareholders.

 (5) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

 (6) There is a $7.50 charge for wiring sale proceeds to your bank.

----
 6

THE FUND

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                               CLASS A         CLASS B         CLASS C         CLASS D
Management fee (%)                                              0.60            0.60            0.60            0.60
----------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                       0.25(8)         1.00            1.00(9)         1.00(9)
----------------------------------------------------------------------------------------------------------------------
Other expenses(7) (%)                                           0.15            0.15            0.15            0.15
----------------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses(7) (%)                     1.00            1.75            1.75(9)         1.75(9)

 (7) Restated to reflect changes in contractual rates for transfer agency and bookkeeping services effective November 1, 2003.

 (8) The Fund may pay distribution and service (12b-1) fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.25% for shareholder liaison services and up to 0.10% for distribution services), but will limit such fees to an aggregate fee of not more than 0.25%.

 (9) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C and Class D shares. As a result, the 12b-1 fee for Class C and Class D shares would be 0.85% and 0.85%, respectively, and the total annual fund operating expenses for Class C and Class D shares would be 1.60% and 1.60%, respectively. This arrangement may be modified or terminated at any time.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
Class A                                                           $572           $778           $1,001           $1,641
------------------------------------------------------------------------------------------------------------------------
Class B:  did not sell your shares                                $178           $551           $  949           $1,864
          sold all your shares at
          the end of the period                                   $678           $851           $1,149           $1,864
------------------------------------------------------------------------------------------------------------------------
Class C:  did not sell your shares                                $178           $551           $  949           $2,062
          sold all your shares at
          the end of the period                                   $278           $551           $  949           $2,062
------------------------------------------------------------------------------------------------------------------------
Class D:  did not sell your shares                                $178           $551           $  949           $2,062
          sold all your shares at
          the end of the period                                   $278           $551           $  949           $2,062

                                                                            ----

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund or your financial advisor receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

Notice to Fund Shareholders: Class D shares are closed to new investors and new accounts. The Fund now offers Class C shares, which are subject to the same service and distribution fees and sales charges as Class D shares except Class C shares are not subject to a front-end sales charge. The Fund's advisor has agreed to waive indefinitely the front-end sales charge for purchases of Class D shares by existing Class D investors. For more information on expenses and sales charges for Class C shares and Class D shares, see "The Fund -- Your Expenses" and "Your Account -- Sales Charges" in this Prospectus.

             -------------------------------------------------------------------
INVESTMENT MINIMUMS

                   Initial Investment..........................................  $1,000
                   Subsequent Investments......................................  $   50
                   Automatic Investment Plan*..................................  $   50
                   Retirement Plan*............................................  $   25

              * The initial investment minimum of $1,000 is waived on these plans.

              The Fund reserves the right to change these investment
              minimums. The Fund also reserves the right to refuse a
              purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
             -------------------------------------------------------------------

----
 8

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of the New York Stock
                       Exchange (NYSE), usually 4:00 p.m. Eastern time. Your
                       financial advisor may charge you fees for executing the
                       purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts send a completed application and check made
(new account)          payable to the Fund and mailed to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts fill out and return the additional
(existing account)     investment stub included in your quarterly statement, or
                       send a letter of instruction including your Fund name and
                       account number with a check made payable to the Fund to
                       Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class of the Fund at no additional cost.
                       There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By wire                You may purchase shares by wiring money from your bank
                       account to your Fund account. To wire funds to your Fund
                       account, call 1-800-422-3737 for wiring instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares by electronically transferring money
funds transfer         from your bank account to your Fund account by calling
                       1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good
                       form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You can make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You can select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You can purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       fund shares of the same class at no additional cost. You
                       must have a current balance of at least $5,000 in the fund the money is coming from. Exchanges will continue so long as your fund balance is sufficient to complete the transfers.
                       You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling
                       1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.

SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

             -------------------------------------------------------------------

              CHOOSING A SHARE CLASS

              The Fund offers four classes of shares in this prospectus -- CLASS A, B, C and D. Class D shares are closed to new investors and new accounts. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

              The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a
              separate prospectus provided to eligible institutional and other investors.
             -------------------------------------------------------------------

                                                                            ----

YOUR ACCOUNT

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES

                                                                                                      % OF OFFERING
                                                                AS A % OF                                 PRICE
                                                                THE PUBLIC           AS A %            RETAINED BY
                                                                 OFFERING           OF YOUR             FINANCIAL
AMOUNT PURCHASED                                                  PRICE            INVESTMENT            ADVISOR
Less than $50,000                                                  4.75               4.99                4.25
-------------------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                                      4.50               4.71                4.00
-------------------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                                     3.50               3.63                3.00
-------------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                                     2.50               2.56                2.00
-------------------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                                   2.00               2.04                1.75
-------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                 0.00               0.00                0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                                COMMISSION %
Less than $3 million                                                1.00
----------------------------------------------------------------------------
$3 million to less than $5 million                                  0.80
----------------------------------------------------------------------------
$5 million to less than $25 million                                 0.50
----------------------------------------------------------------------------
$25 million or more                                                 0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

----
 10

YOUR ACCOUNT

             -------------------------------------------------------------------

              UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

              Certain investments in Class A, B, C and D shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
              time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares you have held the longest.
             -------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS
A.  What are the principal ways to obtain a breakpoint discount?
There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date of the Statement of Intent is received by the Fund.

B.  What accounts are eligible for breakpoint discounts?
The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

- Individual accounts

- Joint accounts

- Certain IRA accounts

- Certain trusts

- UTMA/UGMA accounts

                                                                            ----

YOUR ACCOUNT

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father-in-law and mother-in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.

C.  How do I obtain a breakpoint discount?
The steps necessary to obtain a breakpoint discount depends on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.

D.  How can I obtain more information about breakpoint discounts?
Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   5.00
-------------------------------------------------------------------------------
Through second year                                                  4.00
-------------------------------------------------------------------------------
Through third year                                                   3.00
-------------------------------------------------------------------------------
Through fourth year                                                  3.00
-------------------------------------------------------------------------------
Through fifth year                                                   2.00
-------------------------------------------------------------------------------
Through sixth year                                                   1.00
-------------------------------------------------------------------------------
Longer than six years                                                0.00

----
 12

YOUR ACCOUNT

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to the lower CDSC and the applicable reduced holding period; provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders.

PURCHASES OF $250,000 TO LESS THAN $500,000:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
-------------------------------------------------------------------------------
Through second year                                                  2.00
-------------------------------------------------------------------------------
Through third year                                                   1.00
-------------------------------------------------------------------------------
Longer than three years                                              0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
-------------------------------------------------------------------------------
Through second year                                                  2.00
-------------------------------------------------------------------------------
Through third year                                                   1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a

                                                                            ----

YOUR ACCOUNT

participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Class C shares have no front-end sales charge, but they do carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding the shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up front commission of 1.00% on sales of Class C shares.

CLASS C SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   1.00
-------------------------------------------------------------------------------
Longer than one year                                                 0.00

CLASS D SHARES Class D shares are closed to new investors. Your purchases of Class D shares are made at the public offering price for these shares. This price includes a sales charge of 1.00% (currently being waived), which is paid as a commission to your financial advisor on the sale of Class D shares as shown in the chart below.

CLASS D SALES CHARGES

                                            % OF OFFERING PRICE
  AS A % OF THE PUBLIC      AS A % OF      RETAINED BY FINANCIAL
     OFFERING PRICE      YOUR INVESTMENT          ADVISOR
          1.00                1.01                 1.00

In addition, the distributor pays your financial advisor an initial commission of 1.00% on sales of Class D shares. The Fund's investment advisor has agreed to waive indefinitely the front-end sales charge for purchases of Class D shares by existing Class D investors.

Class D shares also carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class (and in some cases certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. In the case of Class D shares, you may exchange your Class D shares for Class D shares of another fund in which you own Class D shares. Otherwise, you may exchange your Class D shares only for Class C shares. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange

----
 14

YOUR ACCOUNT

privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Your Account -- Fund Policy on Trading of Fund Shares" in this Prospectus for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification number available when calling.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When a Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-345-6611 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                            ----

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund distributed by
                       Columbia Funds Distributor, Inc. at no additional cost. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period.
                       You do not need to set up this feature in advance of your
                       call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                       address below. In your letter of instruction, note the
                       Fund's name, share class, account number, and the dollar
                       value or number of shares you wish to sell. All account
                       owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution that participates in the Medallion Signature Guarantee Program for amounts
                       over $100,000 or for alternate payee or mailing
                       instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                       1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                       telephone request. Be sure to complete the appropriate
                       section of the account application for this feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                       available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                       Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic funds    You may sell shares and request that the proceeds be
transfer               electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                       must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Directors of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

----
 16

YOUR ACCOUNT

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

RULE 12B-1 PLAN The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A, B, C and D shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B, Class C and Class D shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B, Class C and Class D shares. Distribution and service fees are paid out of the assets of these classes. The Fund's Board of Directors limits total payments under the Rule 12b-1 plan for Class A shares to 0.25%. The Fund's distributor has voluntarily agreed to waive a portion of the Class C and Class D 12b-1 fee so that it does not exceed 0.85% annually. This arrangement may be modified or terminated by the Fund's distributor at any time. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under

                                                                            ----

YOUR ACCOUNT

which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedules applicable to Class B shares.

ADDITIONAL INTERMEDIARY COMPENSATION In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday). Shares are not priced on days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or

----
 18

YOUR ACCOUNT

when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the first day following the purchase payment date. Shares stop earning dividends on the day after the shares leave the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

                                                                            ----

YOUR ACCOUNT

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
  transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund, and subsequent distributions will be reinvested.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

----
 20

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Directors. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate annualized advisory fees paid to Columbia Management by the Fund amounted to 0.60% of average daily net assets of the Fund.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
JEFFREY L. RIPPEY, CFA, is a Senior Vice President of Columbia Management, is the manager for the Fund and has managed or co-managed the Fund since it commenced operations in 1993. Mr. Rippey joined Columbia Management in 1981. Previously, he worked in the Trust Department of Rainier National Bank (1978-1981). Mr. Rippey is a 1978 graduate of Pacific Lutheran University.

KURT HAVNAER, CFA, is a Vice President of Columbia Management. He has co-managed the Fund since May 2004 and served as co-manager from 2000 to March 2004. Mr. Havnaer was on a leave of absence for the period March 2004 to April 2004. Mr. Havnaer joined Columbia Management in 1996. Previously, he worked as a Portfolio Manager, Analyst and Trader for SAFECO Asset Management Co. (1991-1996). Mr. Havnaer received his Masters of Business Administration from Seattle University in 1991.

                                                                            ----

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Class A, B, C or D share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

THE FUND

                                                                    YEAR ENDED          PERIOD ENDED         PERIOD ENDED
                                                                    AUGUST 31,           AUGUST 31,          DECEMBER 31,
                                                                       2004                2003(A)              2002(B)
                                                                    Class A              Class A             Class A
                                                                      -------              -------              ------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                                  8.49                 8.37                8.17
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(c)                                               0.50                 0.33                0.09
  Net realized and unrealized gain on investments                        0.24                 0.15                0.20
---------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                         0.74                 0.48                0.29
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  From net investment income                                            (0.54)               (0.36)              (0.09)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                        8.69                 8.49                8.37
---------------------------------------------------------------------------------------------------------------------------
Total return (%)(d)                                                      8.90                 5.81(e)             3.50(e)
---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ($)                                 335,841              193,267              33,992
Ratio of expenses to average net assets (%)(f)                           1.01                 1.07(g)             1.15(g)
Ratio of net investment income to average net assets (%)(f)              5.74                 5.82(g)             6.46(g)
Portfolio turnover rate (%)                                                41                   38(e)               42

 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

 (e) Not annualized.

 (f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (g) Annualized.

----
 22

FINANCIAL HIGHLIGHTS

THE FUND

                                                                  YEAR ENDED      PERIOD ENDED      PERIOD ENDED
                                                                  AUGUST 31,       AUGUST 31,       DECEMBER 31,
                                                                     2004           2003(A)           2002(B)
                                                                   Class B         Class B           Class B
                                                                    -------          ------            ------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                                8.49            8.37              8.17
----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(c)                                             0.43            0.28              0.07
  Net realized and unrealized gain on investments                      0.24            0.15              0.20
----------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                       0.67            0.43              0.27
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  From net investment income                                          (0.47)          (0.31)            (0.07)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                      8.69            8.49              8.37
----------------------------------------------------------------------------------------------------------------
Total return (%)(d)                                                    8.07            5.20(e)           3.33(e)
----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ($)                        102,038          89,950            16,701
Ratio of expenses to average net assets (%)(f)                         1.77            1.94(g)           1.90(g)
Ratio of net investment income to average net assets (%)(f)            4.97            4.93(g)           5.71(g)
Portfolio turnover rate (%)                                              41              38(e)             42

 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (e) Not annualized.

 (f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (g) Annualized.

                                                                            ----

FINANCIAL HIGHLIGHTS

THE FUND

                                                                     PERIOD ENDED
                                                                      AUGUST 31,
                                                                       2004(a)
                                                                      Class C
                                                                        ------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                                   8.64
---------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(b)                                                0.39
  Net realized and unrealized gain on investments                         0.09
---------------------------------------------------------------------------------
Total from Investment Operations                                          0.48
---------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  From net investment income                                             (0.43)
---------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                         8.69
---------------------------------------------------------------------------------
Total return (%)(c)(d)(e)                                                 5.65
---------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ($)                                   20,126
Ratio of expenses to average net assets (%)(f)(g)                         1.61
Ratio of net investment income to average net assets
(%)(f)(g)                                                                 5.03
Waiver (%)(g)(h)                                                          0.15
Portfolio turnover rate (%)                                                 41

 (a) Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

 (b) Per share data was calculated using average shares outstanding during the period.

 (c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

 (d) Had the Fund's Distributor not waived a portion of expenses, total return would have been reduced.

 (e) Not annualized.

 (f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (g) Annualized.

 (h) Amounts represent voluntary waivers of distribution and service fees.

----
 24

FINANCIAL HIGHLIGHTS

THE FUND

                                                                YEAR ENDED         PERIOD ENDED         PERIOD ENDED
                                                                AUGUST 31,          AUGUST 31,          DECEMBER 31,
                                                                   2004              2003(A)              2002(B)
                                                                Class D             Class D              Class D
                                                                  ------              -------              ------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                             8.49                 8.37                8.17
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(c)                                          0.44                 0.29                0.07
  Net realized and unrealized gain on investments                   0.24                 0.15                0.20
--------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                    0.68                 0.44                0.27
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  From net investment income                                       (0.48)               (0.32)              (0.07)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                   8.69                 8.49                8.37
--------------------------------------------------------------------------------------------------------------------
Total return (%)(d)(e)                                              8.23                 5.35(f)             3.35(f)
--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ($)                             86,854              103,559              18,035
Ratio of expenses to average net assets (%)(g)                      1.62                 1.73(h)             1.75(h)
Ratio of net investment income to average net assets
(%)(g)                                                              5.12                 5.12(h)             5.86(h)
Waiver (%)(i)                                                       0.15                 0.15(h)             0.15(h)
Portfolio turnover rate (%)                                           41                 38()(f)               42

 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

 (e) Had the Fund's Distributor not waived a portion of expenses, total return would have been reduced.

 (f) Not annualized.

 (g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (h) Annualized.

 (i) Amounts represent voluntary waivers of distribution and service fees.

                                                                            ----

NOTES

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 26

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. These reports contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Fund's Statement of Additional Information and the Fund's website (www.columbiafunds.com) include a description of the Fund's policies with respect to disclosure of its portfolio holdings.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia High Yield Fund, Inc.: 811-07834

--------------------------------------------------------------------------------

(ColumbiaFunds Logo)

Advised by Columbia Management Advisors

(C)2004 Columbia Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621
800.426.3750  www.columbiafunds.com                             180-01/776T-1204

COLUMBIA HIGH YIELD FUND                    Prospectus, January 1, 2005

CLASS Z SHARES

Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   4
Your Expenses........................................   5


YOUR ACCOUNT                                            6
---------------------------------------------------------
How to Buy Shares....................................   6
Eligible Investors...................................   7
Sales Charges........................................   8
How to Exchange Shares...............................   8
How to Sell Shares...................................   8
Fund Policy on Trading of Fund Shares................   9
Other Information About Your Account.................  10


MANAGING THE FUND                                      13
---------------------------------------------------------
Investment Advisor...................................  13
Portfolio Managers...................................  13


FINANCIAL HIGHLIGHTS                                   14
---------------------------------------------------------

Only eligible investors may purchase Class Z shares. See "Your
Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks a high level of income, with capital appreciation as a secondary goal, by investing in non-investment-grade corporate debt securities, commonly referred to as "junk" or "high-yield" bonds.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Normally, the Fund will invest at least 80% of its assets (plus any borrowings for investment purposes) in bonds rated Ba or B by Moody's Investors Service, Inc. (Moody's) or BB or B by Standard & Poor's (S&P). No more than 10% of the Fund's assets will be invested in bonds rated Caa by Moody's or CCC by S&P, and no Fund assets will be invested in bonds rated, at the time of purchase, below these grades. By focusing on higher quality junk bonds, the Fund seeks access to higher yielding bonds without assuming all the risk associated with the broader junk bond market.

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as noted otherwise, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management

----
 2

THE FUND

and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Credit risk refers to the possibility that the issuer of a bond may fail to make timely payments of interest or principal. The lower-rated bonds held by the Fund, commonly referred to as "junk bonds," are subject to greater credit risk, and are generally less liquid, than higher-rated, lower yielding bonds. These bonds may be issued to fund corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events, and they are often issued by smaller, less creditworthy companies or by companies with substantial debt. The prices of such bonds are generally more sensitive than higher-rated bonds to the financial condition of the issuer and adverse changes in the economy. Changes in economic conditions or other circumstances are more likely to weaken the ability of the issuer to make principal and interest payments on these bonds than is the case for high-rated bonds. In addition, the ratings of securities provided by Moody's and S&P are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis. See the Statement of Additional Information for a complete discussion of bond ratings.

Inflation risk is a risk to investors who invest in fixed income instruments, such as bond or money market funds, because there is a chance that the returns on these instruments may not keep pace with inflation. Inflation represents the rising cost of goods and services over time.

Reinvestment risk is the risk that income from the Fund's debt securities will decline if and when the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Fund's portfolio.

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also cause the Fund to receive taxable income, which could increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. For more information on the risks of derivative strategies, see the Statement of Additional Information.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                            ----

THE FUND

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of broad measures of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each complete calendar year in the life of the Fund. They include the effects of Fund expenses.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and life of the Fund periods. They include the effects of Fund expenses.

              The Fund's returns are compared to the Merrill Lynch U.S.
              High Yield, Cash Pay Index. The Merrill Lynch U.S. High
              Yield, Cash Pay Index is an unmanaged index of
              non-investment-grade corporate bonds. Unlike the Fund,
              indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS Z)

                                  (BAR CHART)

                                  19.12%      9.43%     12.70%      6.26%      2.38%      4.61%      6.63%      1.17%     11.49%
                       -0.92%
                        1994       1995       1996       1997       1998       1999       2000       2001       2002       2003


            The Fund's year-to-date total return through  For period shown in bar chart:
            September 30, 2004 (Class Z) was +5.43%.      Best quarter: 2nd quarter 1995, +5.56%
                                                          Worst quarter: 2nd quarter 2002, -2.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

----
 4

THE FUND

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2003

                                                              INCEPTION
                                                                DATE            1 YEAR          5 YEARS         10 YEARS
Class Z (%)                                                    10/1/93
  Return Before Taxes                                                            11.49           5.19               7.14
  Return After Taxes on Distributions                                             8.97           2.23               3.80
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                                          7.39           2.55               3.97
------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch U.S. High Yield, Cash Pay Index (%)                              27.23           5.47               7.23

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------

              UNDERSTANDING EXPENSES

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees and other administrative costs including pricing and custody services.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions
             -------------------------------------------------------------------

SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         0.00
--------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               0.00
--------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             (3)

 (2) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (3) There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

Management fee (%)                                              0.60
--------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                       0.00
--------------------------------------------------------------------
Other expenses(4) (%)                                           0.15
--------------------------------------------------------------------
Total annual fund operating expenses(4) (%)                     0.75

 (4) Restated to reflect changes in contractual rates for transfer agency and bookkeeping services effective November 1, 2003.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $77      $240      $417       $930

                                                                            ----

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with Columbia Funds Services, Inc. or your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of the New York Stock
                       Exchange (NYSE), usually 4:00 p.m. Eastern time. Your
                       financial advisor may charge you fees for executing the
                       purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts send a completed application and check made
(new account)          payable to the Fund and mailed to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts fill out and return the additional
(existing account)     investment stub included in your quarterly statement, or
                       send a letter of instruction including your Fund name and
                       account number with a check made payable to the Fund and
                       mailed to Columbia Funds Services, Inc., P.O. Box 8081,
                       Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class or Class A of the Fund at no
                       additional cost. There may be an additional charge if
                       exchanging from a money market fund. To exchange by
                       telephone, call 1-800-422-3737. Please see "How to Exchange
                       Shares" for more information.
-----------------------------------------------------------------------------------
By wire                You may purchase shares by wiring money from your bank
                       account to your Fund account. To wire funds to your Fund
                       account, call 1-800-422-3737 for wiring instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You can make monthly or quarterly investments automatically
investment             from your bank account to your Fund account. You can select
plan                   a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You can purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       fund shares of the same class at no additional cost. You
                       must have a current balance of at least $5,000 in the fund the money is coming from. Exchanges will continue so long as your fund balance is sufficient to complete the transfers.
                       You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling
                       1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.

----
 6

YOUR ACCOUNT

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (CFDI) (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no load shares of funds merged with funds distributed by CFDI;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by CFDI; and

- Any employee (or family member of an employee) of FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment

- Clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and

- Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

- Any client of Fleet National Bank or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet National Bank or the subsidiary);

- A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from CFDI or through a third party broker-dealer;

- Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan, however, each investment requires a $25 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

                                                                            ----

YOUR ACCOUNT

SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

             -------------------------------------------------------------------
CHOOSING A SHARE CLASS

              The Fund offers one class of shares in this prospectus --
              CLASS Z.

              The Fund also offers four additional classes of shares -- Class A, B, C, and D shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

              In general, anyone who is eligible to purchase Class Z
              shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
             -------------------------------------------------------------------

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Your Account -- Fund Policy on Trading of Fund Shares" in this Prospectus for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification number available when calling.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

----
 8

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares by exchanging from the Fund into Class Z shares or Class A shares of
                       another fund distributed by Columbia Funds Distributor, Inc.
                       at no additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period.
                       You do not need to set up this feature in advance of your
                       call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                       address below. In your letter of instruction, note the
                       Fund's name, share class, account number, and the dollar
                       value or number of shares you wish to sell. All account
                       owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution that participates in the Medallion Signature Guarantee Program for amounts
                       over $100,000 or for alternate payee or mailing
                       instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                       1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                       telephone request. Be sure to complete the appropriate
                       section of the account application for this feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares and request that the proceeds be
funds transfer         electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                       must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Directors of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the

                                                                            ----

YOUR ACCOUNT

same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday). Shares are not priced on days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

----
 10

YOUR ACCOUNT

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the first day following the purchase payment date. Shares stop earning dividends on the day after the shares leave the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

                                                                            ----

YOUR ACCOUNT

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund, and subsequent distributions will be reinvested.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

----
 12

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Directors. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate annualized advisory fees paid to Columbia Management by the Fund amounted to 0.60% of average daily net assets of the Fund.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
JEFFREY L. RIPPEY, CFA, is a Senior Vice President of Columbia Management, is the manager for the Fund and has managed or co-managed the Fund since it commenced operations in 1993. Mr. Rippey joined Columbia Management in 1981. Previously, he worked in the Trust Department of Rainier National Bank (1978-1981). Mr. Rippey is a 1978 graduate of Pacific Lutheran University.

KURT HAVNAER, CFA, is a Vice President of Columbia Management. He has co-managed the Fund since May 2004 and served as co-manager from 2000 to March 2004. Mr. Havnaer was on a leave of absence for the period March 2004 to April 2004. Mr. Havnaer joined Columbia Management in 1996. Previously, he worked as a Portfolio Manager, Analyst and Trader for SAFECO Asset Management Co. (1991-1996). Mr. Havnaer received his Masters of Business Administration from Seattle University in 1991.

                                                                            ----

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's Class Z financial performance for the periods indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

THE FUND

                                                      YEAR ENDED   PERIOD ENDED
                                                      AUGUST 31,    AUGUST 31,             YEAR ENDED DECEMBER 31,
                                                         2004        2003(A)      2002(B)      2001       2000       1999
                                                       Class Z       Class Z      Class Z    Class Z    Class Z    Class Z
                                                       -------       -------      -------    -------    -------    -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                    8.49          8.37        8.87       8.98       9.32       9.84
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                                    0.52(c)       0.35(c)     0.57(c)    0.67(d)    0.75       0.74
  Net realized and unrealized gain (loss) on
  investments                                              0.24          0.15       (0.48)     (0.09)(d)   (0.34)    (0.51)
---------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                           0.76          0.50        0.09       0.58       0.41       0.23
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  From net investment income                              (0.56)        (0.38)      (0.59)     (0.69)     (0.75)     (0.74)
  From net realized gains                                    --            --          --         --         --      (0.01)
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                       (0.56)        (0.38)      (0.59)     (0.69)     (0.75)     (0.75)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                          8.69          8.49        8.37       8.87       8.98       9.32
---------------------------------------------------------------------------------------------------------------------------
Total return %(e)                                          9.16          6.04(f)     1.17       6.63       4.61       2.38
---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ($)                 1,186,454     1,197,340     702,785    238,994     97,575     71,678
Ratio of expenses to average net assets(g)                 0.77          0.82(h)     0.77       0.85       0.93       0.91
Ratio of net investment income to average net
assets(g)                                                  5.97          6.19(h)     6.84       7.47(d)    8.22       7.71
Portfolio turnover rate                                      41            38(f)       42         69         50         49

 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount all debt securities. The effect of this change for the year ended December 31, 2001, was to decrease net investment income per share by $0.02, decrease net unrealized and realized loss per share by $0.02, and decrease the ratio of net investment income to average net assets from 7.64% to 7.47%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

 (e) Total return at net asset value assuming all distributions reinvested.

 (f) Not annualized.

 (g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (h) Annualized.

----
 14

NOTES

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FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. These reports contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Fund's Statement of Additional Information and the Fund's website (www.columbiafunds.com) include a description of the Fund's policies with respect to disclosure of its portfolio holdings.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia High Yield Fund, Inc.: 811-07834

--------------------------------------------------------------------------------

(ColumbiaFunds Logo)

Advised by Columbia Management Advisors

(C)2004 Columbia Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621
800.426.3750  www.columbiafunds.com                             180-01/777T-1204

                     COLUMBIA INTERNATIONAL STOCK FUND, INC.
                       COLUMBIA MID CAP GROWTH FUND, INC.
                      COLUMBIA SMALL CAP GROWTH FUND, INC.
                     COLUMBIA REAL ESTATE EQUITY FUND, INC.
                         COLUMBIA TECHNOLOGY FUND, INC.
                     COLUMBIA STRATEGIC INVESTOR FUND, INC.
                          COLUMBIA BALANCED FUND, INC.
                    COLUMBIA OREGON MUNICIPAL BOND FUND, INC.
                         COLUMBIA HIGH YIELD FUND, INC.
                       A SERIES OF COLUMBIA FUNDS TRUST I
                       STATEMENT OF ADDITIONAL INFORMATION
                                __________, 2005

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of each of the following 9 mutual funds: Columbia International Stock Fund, Inc. (the "International Stock Fund" or "CISF"), Columbia Mid Cap Growth Fund, Inc. formerly Columbia Special Fund, Inc. (the "Mid Cap Growth Fund" or "CMCG"), Columbia Small Cap Growth Fund, Inc. formerly Columbia Small Cap Fund, Inc. (the "Small Cap Growth Fund" or "CSCG"), Columbia Real Estate Equity Fund, Inc. (the "Real Estate Fund" or "CREF"), Columbia Technology Fund, Inc. (the "Technology Fund" or "CTF"), Columbia Strategic Investor Fund, Inc. formerly Columbia Strategic Value Fund, Inc. (the "Strategic Investor Fund" or "CSIF"), Columbia Balanced Fund, Inc. (the "Balanced Fund" or "CBF"), Columbia Oregon Municipal Bond Fund, Inc. (the "Oregon Municipal Bond Fund" or "CMBF"), and Columbia High Yield Fund, Inc. (the "High Yield Fund" or "CHYF") (each a "Fund" and together the "Funds"). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Fund dated ____________, 2005. This SAI should be read together with each Fund's Prospectus, and the most recent Annual Report dated August 31, 2005 and Semiannual Report dated February 28, 2005. Investors may obtain a free copy of each Fund's Prospectus and Annual Report and Semiannual Report from Columbia Management Distributors, Inc. (CMD), One Financial Center, Boston, MA 02111-2621 or by calling 1-800-426-3750. The financial statements and Report of the Independent Registered Public Accounting Firm appearing in the Predecessor Fund's August 31, 2005 Annual Report and the financial statements appearing in each Fund's February 28, 2005 Semiannual Report are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by CMD generally and additional information about certain securities and investment techniques described in each Fund's Prospectuses.

TABLE OF CONTENTS

        PART 1                                                                                       PAGE
DEFINITIONS............................................................................................b
ORGANIZATION AND HISTORY...............................................................................b
INVESTMENT GOALS AND POLICIES..........................................................................b
FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES....................................................b
PORTFOLIO TURNOVER.....................................................................................d
FUND CHARGES AND EXPENSES..............................................................................d
PORTFOLIO MANAGERS.....................................................................................l
CUSTODIAN OF THE FUND.................................................................................gg
INDEPENDENT REGISTERED PULIC ACCOUNTING FIRM..........................................................gg


                                     PART 1
                     COLUMBIA INTERNATIONAL STOCK FUND, INC.
                       COLUMBIA MID CAP GROWTH FUND, INC.
                      COLUMBIA SMALL CAP GROWTH FUND, INC.
                     COLUMBIA REAL ESTATE EQUITY FUND, INC.
                         COLUMBIA TECHNOLOGY FUND, INC.
                     COLUMBIA STRATEGIC INVESTOR FUND, INC.
                          COLUMBIA BALANCED FUND, INC.
                    COLUMBIA OREGON MUNICIPAL BOND FUND, INC.
                         COLUMBIA HIGH YIELD FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION
                               _____________, 2005

DEFINITIONS

      "Trust"           Columbia Funds Trust I
      "CISF"            Columbia International Stock Fund
      "CMCG"            Columbia Mid Cap Growth Fund, Inc.
      "CSCG"            Columbia Small Cap Growth Fund, Inc.
      "CREF"            Columbia Real Estate Equity Fund, Inc.
      "CTF"             Columbia Technology Fund, Inc.
      "CSIF"            Columbia Strategic Investor Fund, Inc.
      "CBF"             Columbia Balanced Fund, Inc.
      "CMBF"            Columbia Oregon Municipal Bond Fund, Inc.
      "CHYF"            Columbia High Yield Fund, Inc.
      "Advisor"         Columbia Management Advisors, Inc., each Fund's
                        investment advisor
      "CMD"             Columbia Management Distributors, Inc. each Fund's
                        distributor
      "CMS"             Columbia Management Services, Inc., each Fund's
                        shareholder services and transfer agent

ORGANIZATION AND HISTORY
Each Fund, other than the Oregon Municipal Bond Fund and the Columbia Technology Fund, is an open-end management diversified investment company. The Oregon Municipal Bond Fund and the Columbia Technology Fund are "non-diversified," which means that they may invest a greater percentage of their assets in the securities of a single issuer than the other Funds. The Funds, except the International Stock Fund, are organized as Oregon corporations. The International Stock Fund is expected to commence investment operations as a series of the Trust on October 7, 2005. Prior to October 7, 2005 (the "Fund Reorganization Date"), the Fund was organized as an Oregon corporation (the "Predecessor Fund") that commenced investment operations in 1992. The information provided for The International Stock Fund in this SAI for periods prior to the Fund Reorganization Date relates to the Predecessor Fund.


[INVESTMENT GOALS AND POLICIES
Each Prospectus describes the investment goal and investment strategies and risks of each Fund to which it pertains. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Funds. Part 2 contains, among other things additional information about the following securities and investment techniques that may be utilized by the Funds, unless otherwise noted, subject to any restrictions described in Part 1 of this SAI:

      Custody Receipts and Trust Certificates (the Asset Allocation Fund only) Short-Term Trading
      Small Companies (the Small Cap and Small Company Funds only)
      Common Stock, Preferred Stock and Warrants
      Foreign Securities
      Other Investment Companies
      Money Market Instruments
      Securities Loans


                                       b

      Forward Commitments
              *When-Issued" Securities (the Large Cap Core, Dividend,
               International and Small Cap Funds only)
              *Delayed Delivery* Securities (the Large Cap Core, Dividend and
               small Cap Funds only)
      Mortgage Dollar Rolls (the Asset Allocation Fund only)
      REITs
      Mortgage-Backed Securities (the Asset Allocation Fund only)
      Non-Agency Mortgage-Backed Securities (the Asset Allocation Fund only) Asset-Backed Securities (the Asset Allocation Fund only)
      Repurchase Agreements
      Reverse Repurchase Agreements
      Options on Securities
      Futures Contracts and Related Options
      Swap Agreements (Swaps, Caps, Collars and Floors)
      Foreign Currency Transactions
      Rule 144A Securities
      Variable and Floating Rate Obligations
      Convertible Securities
      Yankee Obligations
      American, European, Continental and Global Depositary Receipts
              (except that only the Large Cap Core, International, Small Cap and Dividend Funds may invest in GDRs)

Except as indicated below under "Fundamental and Non-Fundamental Investment Policies," the Funds' investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.]

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940, as amended (1940 Act), provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

Each Fund may not, as a matter of fundamental policy:

1. Underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.

2. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

3. Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. With the exception of the Real Estate Fund, which will invest at least 65% of the value of its total assets in securities of companies principally engaged in the real estate industry, purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental

                                       c
         investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

7. With the exception of the Oregon Municipal Bond Fund and the Columbia Technology Fund, purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

NON-FUNDAMENTAL INVESTMENT POLICIES
The following non-fundamental investment policies may be changed without shareholder approval:

(1) The Funds, except the Oregon Municipal Bond Fund, may not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

(2) Under normal market conditions, no more than 25% of International Stock Fund's assets may be committed to the consummation of currency exchange contracts.

(3) The Mid Cap Growth Fund may not invest less than 80% of its assets in the stocks of mid-cap companies (those stocks with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Mid Cap Index), except when the Fund is taking a temporary defensive position due to a determination by the Fund's Advisor that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities.

(4) The Small Cap Growth Fund may not invest less than 80% of its assets in the stocks of small-cap companies (those stocks with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the S&P SmallCap 600 Index), except when the Fund is taking a temporary defensive position due to a determination by the Fund's Advisor that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the 1940 Act's diversification requirement, an issuer is the entity whose revenues support the security.

PORTFOLIO TURNOVER
Portfolio turnover is included in each Fund's Prospectuses under "Financial Highlights." The Funds may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with the Fund's investment goal. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover may cause Funds to realize capital gains which, if realized and distributed by Funds, may be taxable to shareholders as ordinary income. High portfolio turnover in each of the Fund's portfolio may result in correspondingly greater brokerage commissions and other transaction costs, which would be borne directly by the Funds.

FUND CHARGES AND EXPENSES
Information regarding the advisory fee payable to the Advisor including any waivers or offsets applicable to such Fund is set forth in the prospectus for each Fund.

Effective February 9, 2005, pursuant to an amendment to the Investment Management Agreement with the Advisor, the advisory fee for the following Funds is calculated as a percentage of net assets that declines as net assets increase and is as follows:

                                       d


      International Stock Fund               0.870% of the Fund's first $500 million of net assets;
                                             0.820% of next $500 million of net assets;
                                             0.770% of next $500 million of net assets;
                                             0.720% of next $1.5 billion of net assets;
                                             0.700% of next $3 billion of net assets; and
                                             0.680% of net assets in excess of $6 billion.

      Mid Cap Growth Fund                    0.820% of the Fund's first $500 million of net assets;
                                             0.750% of next $500 million of net assets;
                                             0.720% of next $500 million of net assets; and
                                             0.670% of net assets in excess of $1.5 billion.

      Small Cap Growth Fund                  0.870% of the Fund's first $500 million of net assets;
                                             0.820% of next $500 million of net assets; and
                                             0.770% of net assets in excess of $1 billion.

      Technology Fund                        0.870% of the Fund's first $500 million of net assets;
                                             0.820% of next $500 million of net assets; and
                                             0.770% of net assets in excess of $1 billion.

      High Yield Fund                        0.600% of the Fund's first $500 million of net assets;
                                             0.550% of next $500 million of net assets;
                                             0.520% of next $500 million of net assets; and
                                             0.490% of net assets in excess of $1.5 billion.

Previously, the Advisor had, with respect to the period from November 1, 2004 to February 9, 2005, waived a portion of its fees, so that it retained fees at the rates shown above.

Prior to November 1, 2004, the advisory fee for the following Funds was calculated as a percentage of net assets that declined as net assets increased and was as follows:

   International Stock Fund                  1.000% of the Fund's first $200 million of net assets;
                                             1.000% of the next $300 million of net assets;
                                             0.950% of the next $500 million of net assets; and
                                             0.900% of net assets in excess of $1 billion.

   Mid Cap Growth Fund                       1.000% of the Fund's first $200 million of net assets;
                                             1.000% of the Fund's next $300 million of net assets
                                             0.750% of the next $500 million of net assets; and
                                             0.750% of net assets in excess of $1 billion.

Additionally, the Advisor had voluntarily agreed to waive a portion of its investment advisory fee for the International Stock Fund at an annual rate of 0.10% of the average daily net assets for the period September 1, 2004 through October 31, 2004. The annualized effective rate of this waiver is 0.03%.

Columbia Management Services, Inc. ("CMS") acts as transfer agent and dividend crediting agent for each Fund. Its address is P.O. Box 1722, Boston, Massachusetts 02105-1722. CMS has retained the services of Boston Financial Data Services to assist it in performing its transfer agent functions. It records and disburses dividends for the Funds. Each Fund pays the transfer agent an annual charge per open account as follows:

         Equity Funds               $28.00
         Fixed Income Funds         $34.00
         Money Market Funds         $33.50

Each Fund will also pay for certain reimbursable out-of-pocket expenses as set forth in the agreement. There is no minimum aggregate fee payable by any Fund to CMS for transfer agent services. For certain classes of certain Funds, CMS has agreed to waive transfer agency fees in amounts and for periods more fully described in the relevant prospectus.



                                       e

Columbia Management Distributor, Inc. fka Liberty Funds Distributor, Inc. ("CMD"), a registered securities broker and a member of the National Association of Securities Dealers, Inc., whose address is One Financial Center Boston, MA 02111-2621, is the principal underwriter for the Funds, and is authorized under a distribution agreement with each Fund to sell shares of the Fund. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized financial services firms ("FSFs") or investors.

The Advisor, CMD and CMS are wholly owned subsidiaries of Columbia Management Group, Inc., which is an indirect wholly owned subsidiary of Bank of America Financial Corporation ("Bank of America"). Bank of America and its affiliates provide a wide range of banking, financial, and investment products and services to individuals and businesses. Their principal activities include customer and commercial banking, mortgage lending and servicing, trust administration, investment management, retirement plan services, brokerage and clearing services, securities underwriting, private and corporate financing and advisory activities, and insurance services.

RECENT FEES PAID TO THE ADVISOR, ADMINISTRATOR, CMD AND CMS
Advisory fees paid by each of the Funds for each of the last three fiscal years were as follows:

        FUND                                      2005           2004          2003*
        ----                                     ------      -----------   -----------
        International Stock Fund                  [$ }       $ 4,953,878   $ 1,398,948
        Mid Cap Growth Fund                       [$ }       $ 8,813,801   $ 5,318,563
        Small Cap Growth Fund                     [$ }       $ 7,019,787   $ 3,458,104
        Real Estate Fund                          [$ }       $ 7,214,201   $ 4,042,456
        Technology Fund                           [$ }       $   361,947   $    79,533
        Strategic Investor Fund                   [$ }       $ 2,576,915   $ 1,276,121
        Balanced Fund                             [$ }       $ 3,002,434   $ 2,135,099
        Oregon Municipal Bond Fund                [$ }       $ 2,338,697   $ 1,719,382
        High Yield Fund                           [$ }       $10,523,463   $ 4,977,940

        *The Funds changed their fiscal year end from December 31 to August 31 in 2003. Information provided is for the eight-month period ended August 31, 2003.

A portion of the Advisor's fees are used to pay financial intermediaries for services they provide to investors who invest in the Funds through such financial intermediary. For the fiscal year ended August 31, 2005, the fiscal period ended August 31, 2004 and the fiscal year ended December 31, 2003, the Advisor and its affiliates paid $_________, $6,264,897, and $2,206,111 respectively, to financial intermediaries on behalf of the Funds.

The Funds' 12b-1 Plan monthly service and distribution fees paid to CMD for the period ended August 31, 2005 were (Class C shares were not available until October 13, 2003):

                                              SERVICE FEE                                         DISTRIBUTION FEE
                                              -----------                                         ----------------
                            CLASS A   CLASS B   CLASS C   CLASS D   CLASS G   CLASS T    CLASS B    CLASS C    CLASS D    CLASS G
                            -------   -------   -------   -------   -------   -------    -------    -------    -------    -------
International Stock Fund     $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Mid Cap Growth Fund          $[ ]      $[ ]      $[ ]      $[ ]      $[ ]       $[ ]      $[ ]       $[ ]       $[ ]       $[ ]
Real Estate Equity Fund      $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Technology Fund              $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Strategic Investor Fund      $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Balanced Fund                $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Oregon Municipal Bond Fund   $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
High Yield Fund              $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --

The transfer agent fees paid to CMS for the fiscal year ended August 31, 2005 under each transfer agent agreement were $_______ for the International Stock Fund, $_________ for the Mid Cap Growth Fund, $_______ for the Small Cap Growth Fund, $_________ for the Real Estate Fund, $_______ for the Technology Fund, $_______ for the Strategic Investor Fund, $_________ for the Balanced Fund, $_______ for the Oregon Municipal Bond Fund and $_________ for the High Yield Fund. The transfer agent fees paid by the International Stock Fund, Mid Cap Growth Fund and Strategic Investor Fund are net of transfer agent fees waived by CMD.

The Advisor performs certain administrative services for the Funds pursuant to a Pricing, Bookkeeping and Fund Administration Agreement (the "Agreement"). Under the terms of the Agreement, the Advisor (a) provides fund accounting and financial reporting oversight of State Street Bank and Trust, who provides the daily fund accounting and financial reporting services; (b)


                                       f
maintains and preserves in a secure manner the accounting records of the Funds;
(c) provides fund administration, including daily prospectus, investment restrictions and 1940 Act compliance review, tax and distribution management, expense budgeting, performance reporting and statistical analysis, and board reporting; and (d) provides disaster planning. For the services rendered by the Advisor, each Fund has agreed to pay a minimum of $25,000 plus two basis points for fund accounting and $19,965 for financial reporting, with a maximum combined fee of $150,000. The Advisor will also be compensated for certain out-of-pocket expenses. The amount paid under this agreement to each of the Funds is set forth in the Funds' Annual Report, which is incorporated by reference into this Statement of Additional Information.

BROKERAGE COMMISSIONS

Total brokerage commissions paid (agency only) by each of the respective Funds for each of the last three fiscal years were:



FUND                                      2005          2004           2003*
----                                     ------      ----------      ----------
Common Stock Fund                         [$ ]       $2,038,302      $1,511,696
Growth Fund                               [$ ]       $3,656,405      $3,916,262
Mid Cap Growth Fund                       [$ ]       $4,568,079      $2,792,191
Small Cap Growth Fund                     [$ ]       $4,182,561      $2,274,813
Real Estate Fund                          [$ ]       $1,006,065      $1,359,961
Balanced Fund                             [$ ]       $1,984,251      $1,432,505
Technology Fund                           [$ ]       $1,103,735      $528,962
Strategic Investor Fund                   [$ ]       $1,457,139      $950,489
International Stock Fund                  [$ ]       $2,219,092      $576,027

         *The Funds changed their fiscal year end from December 31 to August 31 in 2003. Information provided is for the eight-month period ended August 31, 2003.

No agency brokerage commissions were paid by the Fixed Income Securities Fund, High Yield Fund, International Stock Fund, or the Oregon Municipal Bond Fund during the last three years. Of the commissions paid in 2005, the Mid Cap Growth Fund paid $_______, the Small Cap Growth Fund paid $_______, the Balanced Fund paid $_______, the Real Estate Fund paid $______, the Strategic Investor Fund paid $_______, and the Technology Fund paid $______ to acquire third-party research or products.

         At August 31, 2005, the Funds held securities of their regular brokers or dealers as set forth below:



FUND                                        BROKER/DEALER                                  VALUE
----                                        -------------                                  -----
INTERNATIONAL STOCK FUND                    AXA                                            [$          3,828,704 ]
                                            CREDIT SUISSE GROUP                            [$          2,393,572 ]
MID CAP GROWTH FUND                         E*Trade Group Inc                              [$          5,478,878 ]
SMALL CAP GROWTH FUND                       AFFILIATED MANAGERS GROUP                      [$          7,705,265 ]
REAL ESTATE EQUITY FUND                     NONE
TECHNOLOGY FUND                             NONE
STRATEGIC INVESTOR FUND                     JP MORGAN CHASE & CO                           [$          5,153,316 ]
                                            CITIGROUP INC                                  [$          3,027,700 ]
                                            MORGAN STANLEY                                 [$          2,536,500 ]
                                            PIPER JAFFRAY                                  [$          1,502,035 ]
                                            NOMURA HOLDINGS INC- ADR                       [$          1,388,000 ]
                                            MARSH & MCLENNAN CO INC                        [$          1,228,975 ]
                                            NIKKO CORDIAL CORP.                            [$            679,682 ]
BALANCED FUND                               CITIGROUP INC                                  [$          9,091,438 ]
                                            JP MORGAN CHASE & CO                           [$          8,980,658 ]
                                            MORGAN STANLEY                                 [$          6,274,903 ]
                                            MARSH & MCLENNAN CO INC                        [$          2,641,179 ]
                                            WACHOVIA CORP                                  [$          1,802,624 ]
                                            EDWARDS (A.G.)                                 [$          1,645,094 ]

                                       g

FUND                                        BROKER/DEALER                                  VALUE
----                                        -------------                                  -----
                                            E*TRADE GROUP INC.                             [$          1,255,748 ]
                                            MERRILL LYNCH & CO INC                         [$          1,011,960 ]
                                            LEHMAN BROTHERS HOLDINGS                       [$            812,800 ]
                                            GOLDMAN SACHS                                  [$            746,609 ]
OREGON MUNICIPAL BOND FUND                  NONE
COLUMBIA HIGH YIELD FUND                    NONE


Provided each Fund's Board of Directors is satisfied that the Fund is receiving the most favorable price and execution available, the Advisor may consider the sale of the Fund's shares as a factor in the selection of brokerage firms to execute its portfolio transactions. The placement of portfolio transactions with brokerage firms who sell shares of a Fund is subject to rules adopted by the National Association of Securities Dealers, Inc. The Advisor may use research services provided by and allocate purchase and sale orders for portfolio securities to certain financial institutions, including, to the extent permitted by law or order of the SEC, financial institutions that are affiliated with the Advisor, if the Advisor believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. During the years listed, the Funds periodically used Robertson Stephens and Fleet Institutional Trading, affiliated broker-dealers of the Advisor that were disbanded in 2004, to execute purchase and sale orders. During 2004 [and 2005], the Funds periodically used W.R. Hambrecht, an affiliated broker-dealer of the Advisor to execute purchase and sale orders.

The aggregate dollar amount of brokerage commissions paid to Robertson Stephens for the fiscal years 2002, 2003, and 2004 is as follows:

FUND                          2004           2003*         2002
----                        --------       --------      --------
Small Cap Growth Fund       $      0       $      0      $      0
Balanced Fund               $      0       $      0      $  9,330
Mid Cap Growth Fund         $      0       $      0      $      0
Growth Fund                 $      0       $      0      $  3,460
Real Estate Equity Fund     $      0       $      0      $      0
Strategic Investor Fund     $      0       $      0      $ 11,510
Common Stock Fund           $      0       $      0      $  2,020

         The aggregate dollar amount of brokerage commissions paid to Fleet Institutional Trading for fiscal years 2003 and 2004 is as follows:

FUND                          2004           2003*
----                        --------       --------
Balanced Fund               $              $      0
Strategic Investor Fund     $  5,125       $ 34,125
Common Stock Fund           $      0       $      0

*The Funds changed their fiscal year end from December 31 to August 31 in 2003.
     Information provided for 2003 is for the eight-month period ended August 31, 2003.

The aggregate dollar amount of brokerage commissions paid to W.R. Hambrecht for the fiscal years 2005 and 2004 are as follows:

FUND                             2005        2004
----                           -------     -------
Small Cap Growth Fund                      $1,365
Mid Cap Growth Fund                        $9,785
Growth Fund                                $25,250
Strategic Investor Fund                    $1,500


TRUSTEES AND TRUSTEES' FEES

Fund Complex consists of the following funds:

The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia


                                       h

Funds Trust VII, the series of Liberty Variable Investment Trust and 8 closed-end or interval management investment company portfolios (the "Liberty Funds").

The series of Columbia Funds Trust VIII, the series of Columbia Funds Trust IX, the series of Columbia Funds Trust XI and the series of SteinRoe Variable Investment Trust (the "Stein Roe Funds").

Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (the "All-Star Funds").

Columbia Management Multi-Strategy Hedge Fund, LLC.

Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust (the "Columbia Funds").

The series of The Galaxy Funds (the "Galaxy Funds").

The series of Columbia Acorn Trust and the series of Wanger Advisors Trust (the "Acorn Funds" and "WAT Funds," respectively).

The Advisor or its affiliates pay the compensation of all the officers of the funds in the Fund Complex advised by the Advisor, including the Trustees who are affiliated with the Advisor. For the fiscal year ended August 31, 2005 and the calendar year ended December 31, 2004, the Trustees received the following compensation for serving as Trustees:

                                                   Aggregate      Total Compensation from
                                Pension or        Compensation       the Columbia Fund
                                Retirement       from the Fund      Complex Paid to the
                             Benefits Accrued    for the Fiscal       Trustees for the
                             as Part of Fund       Year ended       Calendar Year Ended
         Trustee               Expenses (b)     August 31, 2005    December 31, 2004 (a)
         -------               ------------     ---------------    ---------------------
Douglas A. Hacker                  [ ]                [ ]                  115,500
Janet Langford Kelly               [ ]                [ ]                  101,500
Richard W. Lowry                   [ ]                [ ]                  128,150
William E. Mayer                   [ ]                [ ]                  133,150
Charles R. Nelson                  [ ]                [ ]                  155,073
John J. Neuhauser                  [ ]                [ ]                  143,568
Patrick J. Simpson(c)              [ ]                [ ]                   64,234
Thomas Stitzel                     [ ]                [ ]                  103,500
Thomas C. Theobald(d)              [ ]                [ ]                  110,250
Anne-Lee Verville(e)               [ ]                [ ]                  128,250
Richard L. Woolworth               [ ]                [ ]                   64,234

(a) As of December 31, 2004, the Fund Complex consisted of 127 open-end and 11 closed-end management investment company portfolios.

(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(c) During the fiscal year ended August 31, 2005, and the calendar year ended December 31, 2004, Mr. Simpson deferred $_____, $_____, $_____, $_____,
     $_____, $___, $_____ and $___ of his compensation from the Balanced Fund, Mid Cap Growth Fund, Small Cap Growth Fund, International Stock Fund, Real Estate Equity Fund, Technology Fund, High Yield Fund and Oregon Municipal Bond Fund, respectively, and $_______ of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Simpson's account under that plan was $_______.

(d) During the fiscal year ended August 31, 2005, and the calendar year ended December 31, 2004, Mr. Theobald deferred $_____, $_____, $_____, $_____,
     $_____, $___, $_____ and $___ of his compensation from the Balanced Fund, Mid Cap Growth Fund, Small Cap Growth Fund, International Stock Fund, Real Estate Equity Fund, Technology Fund, High Yield

     Fund and Oregon Municipal Bond Fund, respectively, and $_______ of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Theobald's account under that plan was $_______.

(e) During the fiscal year ended August 31, 2005, and the calendar year ended December 31, 2004, Ms. Verville deferred $_____, $_____, $_____, $_____,
     $_____, $___, $_____ and $___ of his compensation from the Balanced Fund, Mid Cap Growth Fund, Small Cap Growth Fund, International Stock Fund, Real Estate Equity Fund, Technology Fund, High Yield Fund and Oregon Municipal Bond Fund, respectively, and $_______ of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Verville's account under that plan was $_______.

ROLE OF THE BOARD OF TRUSTEES

The Trustees of the Funds are responsible for the overall management and supervision of the Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with service providers for the Fund and review the Fund's performance. The Trustees have created several committees to perform specific functions for the Fund. Mr. Theobald was elected Chairman of the Board of Trustees of the Trust (the "Board") effective December 2003.

AUDIT COMMITTEE

Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Funds and certain service providers. For the fiscal year ended August 31, 2005, the Audit Committee convened _________ times.

GOVERNANCE COMMITTEE

Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Fund. For the fiscal year ended August 31, 2005, the Governance Committee convened ______ times.

ADVISORY FEES & EXPENSES COMMITTEE

Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of the Board. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. For the fiscal year ended August 31, 2005, the Advisory Fees & Expenses Committee convened ______ times.

COMPLIANCE COMMITTEE

Ms. Kelly, Messrs. Nelson, Simpson and Stitzel and Ms. Verville are members of the Compliance Committee of the Board. Prior to May 10, 2005, Ms. Kelly, Messrs. Nelson and Simpson and Ms. Verville were members of the Compliance Committee of the Board. Prior to August 10, 2004, Ms. Kelly, Mr. Nelson and Ms. Verville were members of the Compliance Committee of the Board of Trustees of the Funds. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Trust. The Committee supervises legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Trust's investment adviser, principal underwriter and transfer agent. For the fiscal year ended August 31, 2005, the Compliance Committee convened _____ times.


                                       j

INVESTMENT OVERSIGHT COMMITTEES

Beginning in 2004, each Trustee of the Funds also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of Columbia funds and gives particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Fund Complex which they review:

         IOC #1:                     Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing funds in the following asset categories: Large Growth Diversified, Large Growth
                                     Concentrated, Small Growth, Outside Managed (i.e., sub-advised) and Municipal.

         IOC #2:                     Messrs. Hacker and Ms. Verville are responsible for reviewing funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed
                                     Income - Multi Sector, Fixed Income - Core and Young Investor.

         IOC#3:                      Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Large Value, Mid Cap Value, Small Value,
                                     Asset Allocation, High Yield and Money Market.

         IOC#4:                      Messrs. Nelson, Simpson and Woolworth are responsible for reviewing funds in the following asset categories: Large/Multi-Cap Blend, Mid Cap Growth, Small
                                     Growth, Asset Allocation, Specialty Equity and Taxable Fixed Income.

SHARE OWNERSHIP

The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004 (i) in the Fund and (ii) in the Funds in the Columbia Funds Complex.

                                                               Aggregate Dollar Range of
                                                              Equity Securities Owned in
                                  Dollar Range of                All Funds Overseen by
                            Equity Securities Owned in         Trustee in Columbia Funds
    Name of Trustee                  the Fund                           Complex
    ---------------                  --------                           -------
DISINTERESTED TRUSTEES
Douglas A. Hacker                      $[ ]                          Over $100,000
Janet Langford Kelly                   $[ ]                          Over $100,000
Richard W. Lowry                       $[ ]                          Over $100,000
Charles R. Nelson                      $[ ]                          Over $100,000
John J. Neuhauser                      $[ ]                          Over $100,000
Patrick J. Simpson                     $[ ]                          Over $100,000
Thomas E. Stitzel                      $[ ]                          Over $100,000
Thomas C. Theobald                     $[ ]                          Over $100,000
Anne-Lee Verville (a)                  $[ ]                          Over $100,000
Richard L. Woolworth                   $[ ]                          Over $100,000

INTERESTED TRUSTEES
William E. Mayer                       $[ ]                        $50,001 - $100,000

(a) Ms. Verville has elected to deter her compensation as a Trustee under the deferred compensation plan for Independent Trustees of the Fund Complex. The value of her deferred compensation is determined as if the amounts had been

                                       k
      invested, as of the date of deferral, in shares of one or more funds in the complex as specified by her. At December 31, 2004 the value of her deferred compensation account exceeded $100,000.

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Fund's portfolio managers managed as of May 31, 2005.


                        OTHER SEC-REGISTERED
PORTFOLIO MANAGER       OPEN-END AND CLOSED-END
                        FUNDS                        OTHER POOLED INVESTMENT
                                                     VEHICLES                     OTHER ACCOUNTS
----------------------- ------------ --------------- ------------ --------------- ------------ --------------
                        Number of    Assets          Number of    Assets          Number of    Assets
                        accounts                     accounts                     accounts
----------------------- ------------ --------------- ------------ --------------- ------------ --------------
Name[*]
----------------------- ------------ --------------- ------------ --------------- ------------ --------------
Name
----------------------- ------------ --------------- ------------ --------------- ------------ --------------
Name
----------------------- ------------ --------------- ------------ --------------- ------------ --------------

[* Information for Mr./Ms. [    ], who began managing the Predecessor Fund
after its fiscal year end, is as of [recent practicable date].]

See "Management -- Portfolio Transactions -- Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how the Adviser addresses potential conflicts of interest resulting from an individual's management of more than one account.

OWNERSHIP OF SECURITIES

The table below shows the dollar ranges of shares of the Predecessor Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio managers listed above at the end of the Predecessor Fund's most recent fiscal year:

Portfolio Manager                                       Dollar Range of Equity Securities  in the Fund
                                                        Beneficially Owned
------------------------------------------------------- -----------------------------------------------------
Name[*]
------------------------------------------------------- -----------------------------------------------------

[* Information for Mr./Ms. [    ], who began managing the Fund after its most
recent fiscal year end, is as of [recent practicable date].]

COMPENSATION

As of the Predecessor Fund's most recent fiscal year end, the portfolio managers received all of their compensation from the Adviser and its parent company, Columbia Management Group, in the form of salary, bonus, stock options and restricted stock. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmark[s] noted below, emphasizing the manager's three- and five-year performance. The Adviser may also consider the portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall business performance.

                                       l

PORTFOLIO MANAGER                                       PERFORMANCE BENCHMARK

------------------------------------------------------- -----------------------------------------------------
[Name of Portfolio Manager]                             [Benchmark]


The size of the overall bonus pool each year is determined by Columbia
    Management Group and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser's profitability for the year, which is influenced by assets under management.

OWNERSHIP OF THE FUND
As of record on November 30, 2004, the officers and Trustees of the Trust as a group owned less than 1% of the then outstanding of each of Class A, Class B, Class C and Class Z shares of each Fund.

As of record on November 30, 2004, the following shareholders of record owned 5% or more of one or more of each class of each Fund's then outstanding shares:

BALANCED FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FRANCES A MCCONNELL                                                                 5.08
                     11866 GIRDLED RD
                     CONCORD OH  44077-8805


BALANCED FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     J J B HILLIARD W L LYONS INC                                                       26.85
                     DWIGHT P PLOWMAN
                     501 S 4TH ST
                     LOUISVILLE KY  40202-2520

                     LI MEI FENG                                                                        12.55
                     50 NOVA DR
                     PIEDMONT CA  94610-1038

                     FIRST CLEARING, LLC                                                                 6.54
                     DORIS R KORNEGAY &
                     JOE ISAAC
                     9563 BROKEN OAK BLVD
                     JACKSONVILLE FL  32257-8806

                     DEL GIORGIO FAMILY TRUST                                                            5.30
                     340 OLD MILL RD SPC 63
                     SANTA BARBARA CA  93110-3725




                                       m

BALANCED FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     LEGG MASON WOOD WALKER INC                                                         25.89
                     PO BOX 1476
                     BALTIMORE MD  21203-1476

                     UBS FINANCIAL SERVICES INC. FBO                                                    15.69
                     ROBERT BREIDENBAUGH
                     CAROLYN BREIDENBAUGH
                     369 E. CHURCH STREET
                     ELMHURST IL  60126-3602

                     JOHN WIST &                                                                        11.22
                     GLADYS WIST
                     12111 FAITH LN
                     BOWIE MD  20715-2302

                     FISERV SECURITIES INC                                                               9.36
                     ONE COMMERCE SQUARE
                     2005 MARKET STREET SUITE 1200
                     PHILADELPHIA PA  19103-7008

                     CITIGROUP GLOBAL MARKETS, INC                                                       8.40
                     333 W 34TH ST
                     NEW YORK NY  10001-2402

HIGH YIELD FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            40.97
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     FTC & CO                                                                            5.95
                     PO BOX 173736
                     DENVER CO  80217-3736

HIGH YIELD FUND-B
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CITIGROUP GLOBAL MARKETS, INC.                                                      7.40
                     333 W 34TH ST
                     NEW YORK NY  10001-2402


                                       n

HIGH YIELD FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                23.96
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 3
                     JACKSONVILLE FL  32246-6484

HIGH YIELD FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                11.84
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

                     CITIGROUP GLOBAL MARKETS, INC.                                                      9.27
                     333 W 34TH ST
                     NEW YORK NY  10001-2402

HIGH YIELD FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FLEET NATIONAL BANK 5                                                              36.50
                     FBO CMC OMNIBUS C/C
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

                     CHARLES SCHWAB & CO INC                                                            17.86
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     FLEET NATIONAL BANK                                                                 9.65
                     FBO CMC OMNIBUS C/R
                     PO BOX 92800
                     ROCHESTER NY  14692-8900



                                       o

INTERNATIONAL STOCK FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     NFSC                                                                               25.23
                     KEDAR FAMILY TRUST
                     27862 VIA CORITA WAY
                     LOS ALTOS CA  94022-3230

                     A G EDWARDS & SONS INC FBO                                                          7.22
                     SHAKUNTLA D MILLER
                     1 N JEFFERSON AVE
                     SAINT LOUIS MO  63103-2205

                     PERSHING LLC                                                                        5.29
                     PO BOX 2052
                     JERSEY CITY NJ  07303-2052

INTERNATIONAL STOCK FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FISERV SECURITIES INC                                                               5.14
                     ONE COMMERCE SQUARE
                     2005 MARKET STREET SUITE 1200
                     PHILADELPHIA PA  19103-7008

                     GREG KOYLE                                                                          5.03
                     ESNET MANAGEMENT GROUP LLC
                     R D THOMPSON
                     1024 RIVER HAVEN CIRCLE
                     OREM UT  84097-6680

INTERNATIONAL STOCK FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FLEET NATIONAL BANK                                                                56.62
                     FBO CMC OMNIBUS C/C
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

                     FLEET NATIONAL BANK                                                                12.54
                     FBO CMC OMNIBUS C/R
                     PO BOX 92800
                     ROCHESTER NY  14692-8900


                                       p

MID CAP GROWTH FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            14.55
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

MID CAP GROWTH FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                12.36
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

                     RAYMOND JAMES & ASSOC INC                                                           6.75
                     FBO GOSS TR
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100

                     MORGAN STANLEY DW INC FBO                                                           5.91
                     LEIGH FLOWE FINLEY
                     HARBORSIDE FINANCIAL CNTR PLAZA 3
                     JERSEY CITY NJ  07311

                     PERSHING LLC                                                                        5.81
                     PO BOX 2052
                     JERSEY CITY NJ  07303-2052

                     NFSC                                                                                5.06
                     CAPITAL FORTRESS INTL TRUST
                     RG SOLOMON ARCADE STE 11
                     605 MAIN STREET
                     ST KITTS/NEVIS

MID CAP GROWTH FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     EDWARD D  JONES AND COF/A/O                                                         8.72
                     BEULAH MAE JONES MITCHELL
                     PO BOX 2500
                     MARYLAND HTS MO  63043-8500

                     ADP CLEARING & OUTSOURCING                                                          7.66
                     26 BROADWAY
                     NEW YORK NY  10004-1703


                                        q

MID CAP GROWTH FUND-G
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     COLUMBIA TRUST COMPANY ROLLOVER IRA                                                 5.02
                     JUAN ROSAI
                     25 CRESTVIEW DR
                     NORTH HAVEN CT  06473-3002

MID CAP GROWTH FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FLEET NATIONAL BANK                                                                11.78
                     FBO CMC OMNIBUS C/C
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

                     CHARLES SCHWAB & CO INC                                                            10.77
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     FLEET NATIONAL BANK                                                                 5.13
                     FBO CMC OMNIBUS C/R
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

OREGON MUNICIPAL BOND FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     WAYNE BARKER                                                                       26.59
                     15646 SEASIDE CT
                     BROOKINGS OR  97415-9531

                     CHARLES SCHWAB & CO INC CUST                                                       10.45
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     AMERICAN ENTERPRISE INVESTMENT SVCS                                                10.01
                     PO BOX 9446
                     MINNEAPOLIS MN  55440-9446

                     INTERRA CLEARING SERVICES FBO                                                       5.70
                     DAVID A JOHNSON
                     JANET M JOHNSON
                     JTWROS TEN/WROS
                     7885 NE TODD DR
                     CORVALLIS OR  97330-9683





                                       r

                     DAIN RAUSCHER INC FBO                                                               5.27
                     LOIS O KOCHIS
                     989 NW SPRUCE AVE APT 226
                     CORVALLIS OR  97330-2178

OREGON MUNICIPAL BOND FUND-B
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     DAIN RAUSCHER INC FBO                                                              15.07
                     GILLICI F JACKSON REVOC LIV TRUST
                     611 NW 30TH ST
                     CORVALLIS OR  97330-5144

                     AMERICAN ENTERPRISE INVEST SVCS                                                     8.47
                     PO BOX 9446
                     MINNEAPOLIS MN  55440-9446

                     AMERICAN ENTERPRISE INVEST SVCS                                                     8.44
                     PO BOX 9446
                     MINNEAPOLIS MN  55440-9446

                     DAIN RAUSCHER INC FBO                                                               6.74
                     GM LEAR IRREV LIV TRUST
                     440 NW ELKS DR APT 101
                     CORVALLIS OR  97330-3747

                     DEAN WITTER FBO                                                                     5.90
                     RELLA PANTENBURG &
                     PO BOX 250
                     NEW YORK NY  10008-0250

                     NFSC                                                                                5.28
                     ROBERT WILLIAMS REVOC LIV TRUST
                     14404 SE WEBSTER RD APT 325
                     PORTLAND OR  97267-1972

OREGON MUNICIPAL BOND FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     PIPER JAFFRAY & CO.                                                                34.31
                     800 NICOLLET MALL
                     MINNEAPOLIS MN  55402-7000

                     RAYMOND JAMES & ASSOC INC                                                          16.73
                     FBO SAUNDERS BARNEY
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100



                                       s

                     RAYMOND JAMES & ASSOC INC                                                          14.68
                     FBO WESTENHOUSE H
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100

                     MERRILL LYNCH PIERCE FENNER & SMITH                                                12.82
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

                     RAYMOND JAMES & ASSOC INC                                                           5.99
                     FBO HALL MV
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100

OREGON MUNICIPAL BOND FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     DAIN RAUSCHER INC FBO                                                              21.59
                     LEWIS F ROTH REVOCLIVTRUST
                     4798 BECKER CIR SE
                     ALBANY OR  97322-7139

                     LPL FINANCIAL SERVICES                                                             13.36
                     9785 TOWNE CENTRE DR
                     SAN DIEGO CA  92121-1968

                     PERSHING LLC                                                                       12.42
                     PO BOX 2052
                     JERSEY CITY NJ  07303-2052

                     DAIN RAUSCHER INC FBO                                                              11.13
                     RUTH C LEAR TRUST
                     440 NW ELKS DR APT 101
                     CORVALLIS OR  97330-3747

                     LPL FINANCIAL SERVICES                                                             10.97
                     9785 TOWNE CENTRE DR
                     SAN DIEGO CA  92121-1968

                     NFSC                                                                                6.77
                     FREDERICK A J KINGERY
                     FREDERICK A J KINGERY
                     4163 SW GREENLEAF CT
                     PORTLAND OR  97221-3271



                                       t

                     AMERICAN ENTERPRISE INVESTMENT SVCS                                                 6.15
                     PO BOX 9446
                     MINNEAPOLIS MN  55440-9446

                     AMERICAN ENTERPRISE INVESTMENT SVCS                                                 6.11
                     P.O BOX 9446
                     MINNEAPOLIS MN  55440-9446
OREGON MUNICIPAL BOND FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                             7.06
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

REAL ESTATE EQUITY FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            37.16
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     NATIONWIDE TRUST CO FSB                                                            15.52
                     PO BOX 182029
                     COLUMBUS OH  43218-2029

REAL ESTATE EQUITY FUND-B
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                 5.12
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

REAL ESTATE EQUITY FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     ADP CLEARING & OUTSOURCING                                                          8.13
                     26 BROADWAY
                     NEW YORK NY  10004-1703


                                       u

REAL ESTATE EQUITY FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FIRST CLEARING, LLC                                                                 7.26
                     8911 BLOOMFIELD BLVD
                     SARASOTA FL  34238-4452

REAL ESTATE EQUITY FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            27.57
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     FLEET NATIONAL BANK                                                                18.12
                     FBO CMC OMNIBUS C/C
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

                     FLEET NATIONAL BANK                                                                 5.49
                     FBO CMC OMNIBUS C/R
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

SMALL CAP GROWTH FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                             8.32
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     SAXON AND CO                                                                        8.29
                     OMNIBUS
                     PO BOX 7780-1888
                     PHILADELPHIA PA  19182-0001

                     STANDARD INSURANCE COMPANY                                                          7.24
                     1100 SW 6TH AVE
                     PORTLAND OR  97204-1020

STRATEGIC INVESTOR FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            14.55
                     SPECIAL CUSTODY A/C FOR BENFT CUST
                     101 MONTGOMERY STREET
                     SAN FRANCISCO CA  94104-4122

                     CHARLES SCHWAB & CO INC                                                             9.50
                     SPECIAL CUSTODY A/C FOR BENFT CUST
                     101 MONTGOMERY STREET
                     SAN FRANCISCO CA  94104-4122

STRATEGIC INVESTOR FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                 8.15
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

STRATEGIC INVESTOR FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CITIGROUP GLOBAL MARKETS, INC.                                                     34.11
                     333 W 34TH ST
                     NEW YORK NY  10001-2402

STRATEGIC INVESTOR FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            10.11
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     COLUMBIA TRUST CO AGENT                                                             5.96
                     FBO US NATURAL RESOURCES AND
                     FRIEDRICH AIR COND PEN PL-EMPLEE
                     PO BOX 1350
                     PORTLAND OR  97207-1350

                                       w

TECHNOLOGY FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     SEI PRIVATE TRUST CO                                                                9.99
                     ONE FREEDOM VALLEY DRIVE
                     OAKS PA  19456

                     NFSC                                                                                9.32
                     R LEE RIGNEY
                     224 CEDAR ST
                     ENGLEWOOD NJ  07631-3131

                     MERRILL LYNCH PIERCE FENNER & SMITH                                                 6.02
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

TECHNOLOGY FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     NFSC                                                                                7.55
                     WALLACE W SCHOOLER
                     4480 SCHOOLER RD
                     CRIDERSVILLE OH  45806-9727

                     UBS FINANCIAL SERVICES INC. FBO                                                     7.51
                     UBS-FINSVC CDN FBO
                     T MCCULLOUGH STROTHER
                     P.O.BOX 3321,
                     1000 HARBOR BLVD
                     WEEHAWKEN NJ  07086-6761

TECHNOLOGY FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     LPL FINANCIAL SERVICES                                                             48.03
                     9785 TOWNE CENTRE DR
                     SAN DIEGO CA  92121-1968

                     COLUMBIA TRUST COMPANY                                                             19.34
                     THOMASVILLE HOME FURNISHINGS OF AZ
                     BRANDON D LEVALLEY
                     18971 CAMINITO CANTILENA #19
                     SAN DIEGO CA  92128-6166


                     RAYMOND JAMES & ASSOC INC                                                           7.90
                     FBO BARNETT IRA
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100

                     CITIGROUP GLOBAL MARKETS, INC.                                                      6.63
                     333 W 34TH ST
                     NEW YORK NY  10001-2402

                     USAA INVESTMENT MANAGEMENT CO                                                       5.06
                     9800 FREDERICKSBURG RD
                     SAN ANTONIO TX  78288-0001

TECHNOLOGY FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                             8.88
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122


SALES CHARGES

For the fiscal years ended August 31, 2005 and August 31, 2004, the following sales charges were paid by shareholders in respect to Class A, D and T shares*:

                                                      CLASS A                         CLASS D                     CLASS T
                                                      -------                         -------                     -------
                                               2005          2004              2005         2004            2005        2004
                                           -----------    -----------      -----------   ----------       --------    --------
International Stock Fund                   $              $44,752          $             $89                          --
Mid Cap Growth Fund                        $              $58,047          $             $382                         $1,845
Real Estate Equity Fund                    $              $212,798         $             $5,756                       --
Technology Fund                            $              $48,422          $             $359                         --
Strategic Investor Fund                    $              $652,526         $             $25                          --
Balanced Fund                              $              $26,350          $             $729                         --
Oregon Municipal Bond Fund                 $              $18,602          $             $966                         --
High Yield Fund                            $              $790,974         $             $46,454                      --

*Class D shares closed to new investors effective October 13, 2003, and the front-end sales charge of 1.00% is waived effective October 13, 2003.

For the fiscal years ended August 31, 2004 and August 31, 2005, CMD, as Distributor, retained the following fees:

                                                                                INTERNATIONAL STOCK FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005
                                                                          -----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $44,752
Initial sales charges retained by CMD                                     $[ ]                           $ 7,736
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                           $    19




                                       y

                                                                                INTERNATIONAL STOCK FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $19,281
                                                                          $[ ]
                                                                          $[ ]



                                                                                INTERNATIONAL STOCK FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $136
                                                                          $[ ]
                                                                          $[ ]

                                                                                INTERNATIONAL STOCK FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
                                                                          $[ ]                             $28
                                                                          $[ ]
                                                                          $[ ]

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.



                                                                                  MID CAP GROWTH FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $58,047
Initial sales charges retained by CMD                                     $[ ]                           $ 9,271
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                             $ 0


                                                                                  MID CAP GROWTH FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $12,291




                                                                                  MID CAP GROWTH FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $264



                                                                                  MID CAP GROWTH FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                             $21


                                       z

                                                                                  MID CAP GROWTH FUND*
                                                                                     Class G Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $2,954

*Class A, B, D and G shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.



                                                                                REAL ESTATE EQUITY FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                          $212,798
Initial sales charges retained by CMD                                     $[ ]                          $ 32,403
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                          $ 25,000



                                                                                REAL ESTATE EQUITY FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $23,444



                                                                                REAL ESTATE EQUITY FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $2,004




                                                                                REAL ESTATE EQUITY FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $4,273

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.

                                                                                    TECHNOLOGY FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $48,422
Initial sales charges retained by CMD                                     $[ ]                           $ 8,022
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                           $     0


                                                                                    TECHNOLOGY FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $40,538



                                       aa

                                                                                    TECHNOLOGY FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $883



                                                                                    TECHNOLOGY FUND*
                                                                                      Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                             $11

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.

                                                                                STRATEGIC INVESTOR FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                          $652,526
Initial sales charges retained by CMD                                     $[ ]                          $ 93,760
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                          $    487




                                                                                STRATEGIC INVESTOR FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $26,530




                                                                                STRATEGIC INVESTOR FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $1,230




                                                                                STRATEGIC INVESTOR FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                             $12

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.

                                                                                     BALANCED FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $26,350
Initial sales charges retained by CMD                                     $[ ]                           $ 4,251
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                           $     0



                                       bb

                                                                                     BALANCED FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $15,155


                                                                                     BALANCED FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $282



                                                                                     BALANCED FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                             $9

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.

                                                                               OREGON MUNICIPAL BOND FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $18,602
Initial sales charges retained by CMD                                     $[ ]                           $ 2,240
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                           $     0



                                                                               OREGON MUNICIPAL BOND FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $9,564




                                                                               OREGON MUNICIPAL BOND FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $685



                                                                               OREGON MUNICIPAL BOND FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $119

*Class A, B and D shares were initially offered on November 1, 2002 and Class C Shares were initially offered on October 13, 2003.



                                       cc

                                                                                    HIGH YIELD FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                          $790,974
Initial sales charges retained by CMD                                     $[ ]                          $ 96,270
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                          $ 66,541
  On Fund redemptions retained by CMD


                                                                                    HIGH YIELD FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD
                                                                          $[ ]                          $297,129


                                                                                    HIGH YIELD FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $32,727



                                                                                    HIGH YIELD FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $39,786

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.


12B-1 PLANS, CDSC AND CONVERSION OF SHARES

          The Directors have approved a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan") for the Funds' Class A, B, C, D and G shares. Under the 12b-1 Plan, each Fund pays CMD a monthly service fee at an annual rate of up to 0.25% of the Fund's net assets attributed to Class A, B, C and D shares. Each Fund may also pay CMD monthly a distribution fee at an annual rate of 0.10% of the Fund's daily net assets attributed to Class A shares and up to 0.75% of the Fund's average daily net assets attributable to Class B, C and D shares. The Funds' Board of Directors currently limits payments under the 12b-1 Plan for Class A shares to 0.25% annually. Also under the 12b-1 Plan, the Mid Cap Growth Fund pays CMD a monthly service fee at an annual rate of up to 0.50% of the Fund's net assets attributed to Class G shares, made up of up to 0.25% for certain shareholder services ("Shareholder Liaison Services") and up to 0.25% for administrative services ("Administrative Support Services"). The Mid Cap Growth Fund also pays CMD monthly a distribution fee at an annual rate of up to 0.65% of the Fund's average daily net assets attributed to Class G shares.

For the Oregon Municipal Bond Fund, CMD has voluntarily agreed to waive a portion of its Class C and Class D distribution fees so that these fees do not exceed 0.65% annually of Class C's and Class D's average daily net assets. For the High Yield Fund, the Distributor has voluntarily agreed to waive a portion of its Class C and Class D distribution fees so that these fees do not exceed 0.85% annually of the Class C's and Class D's average daily net assets.

The monthly service and distribution fees shall be used by CMD to cover expenses and activities primarily intended to result in the sale of Fund shares. These expenses and activities may include but are not limited to: (a) direct out-of-pocket promotional expenses incurred by CMD in advertising and marketing Fund shares; (b) expenses incurred in connection with preparing, printing, mailing, and distributing or publishing advertisements and sales literature; (c) expenses incurred in connection with printing and mailing prospectuses and Statements of Additional Information to other than current shareholders; (d) periodic payments or commissions to one or more securities dealers, brokers, financial institutions and other industry professionals ("Service Organizations") with respect to the Funds' shares beneficially owned by customers for whom the Service Organization is the shareholder of record; (e) the direct and indirect cost of financing the payments or expenses included in
(a) and (d) above;

                                       dd
or (f) such other services as may be construed by any court or governmental agency or commission, including the SEC, to constitute distribution services under the 1940 Act or rules and regulations thereunder.

Shareholder Liaison Services may include the following services provided by financial services firms ("FSFs"): (a) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (b) processing dividend payments; (c) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (d) providing periodic mailings to customers. Administrative Support Services may include the following services provided by FSFs: (a) providing customers with information as to their positions in Class G shares; (b) responding to customer inquiries; and
(c) providing a service to invest the assets of customers in Class G shares.

CMD may use the entire amount of such fees to defray the cost of commissions and service fees paid to FSFs and for certain other purposes. Since the distribution and service fees are payable regardless of CMD's expenses, CMD may realize a profit from the fees. The 12b-1 Plan authorizes the Advisor to make payments out of its own funds for distribution or services costs. At this time, the total Class G service and distribution fees have been limited to 0.95% for the Mid Cap Growth Fund. These limitations may be modified or terminated by the Board of Directors at any time.

The Plan authorizes any other payments by the Funds to CMD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of the Fund's shares.

         The Trustees of the Trust believe the Plan could be a significant factor in the growth and retention of the Fund's assets resulting in a more advantageous expense ratio and increased investment flexibility that could benefit each class of the Fund's shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees of the Trust who are not interested persons of the Trust are effected by such disinterested Trustees.

         Shares of Class A, D and T shares are offered with a front-end sales charge, payable at the time of purchase, unless waived as set forth in the Prospectus for such Fund. Class B, C and G shares are offered without a front-end sales charge, but are subject to a contingent deferred sales charge depending on the length of time the shares are held. Class A, C, D and T shares held for fewer than 18 months (12 months in the case of Class C and D) after purchase are subject to a 1.00% contingent deferred sales charge. A detailed description of these various sales charges can be found in the Prospectus for the relevant class. Class T shares received in connection with a fund merger are subject to a contingent deferred sales charge if redeemed within 12 months of the original purchase.

         No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

         Except in certain limited circumstances, Class G shares of a Fund automatically convert into Class T shares of the same Fund at the time disclosed in the relevant Fund's Prospectus for Class T and G shares. Class B shares automatically convert into Class A shares of the same Fund at the time disclosed in the relevant Fund's Prospectus for Class A, B, C and D shares.

SALES-RELATED EXPENSES OF CMD RELATING TO THE FUNDS WERE:

INTERNATIONAL STOCK FUND

                                                          Fiscal Year Ended August 31, 2005

                                        Class A              Class B                Class C                 Class D
                                        -------              -------                -------                 -------
                                        Shares               Shares                 Shares                  Shares
                                        ------               ------                 ------                  ------
Fees to FSFs                            $[ ]               $[ ]                      $[ ]                     $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                     $[ ]               $[ ]                      $[ ]                     $[ ]
Allocated travel, entertainment
and other expenses                      $[ ]               $[ ]                      $[ ]                     $[ ]


                                       ee

MID CAP GROWTH FUND                                        Fiscal Year Ended August 31, 2005
                                    Class A     Class B      Class C          Class D      Class G        Class T
                                    --------    --------     --------         --------     --------       -------
                                     Shares       Shares      Shares          Shares        Shares         Shares
                                     ------       ------      ------         -------        ------         ------
Fees to FSFs                          $[ ]         $[ ]        $[ ]           $[ ]           $[ ]           $[ ]
Allocated cost of sales
material relating to the Fund
(including printing, mailing
and other promotion expenses)         $[ ]         $[ ]        $[ ]           $[ ]           $[ ]           $[ ]
Allocated travel, entertainment
and other  expenses                   $[ ]         $[ ]        $[ ]           $[ ]           $[ ]           $[ ]



REAL ESTATE EQUITY FUND                               Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                              $[ ]            $[ ]            $[ ]             $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                       $[ ]            $[ ]            $[ ]             $[ ]
Allocated travel, entertainment
and other  expenses                       $[ ]            $[ ]            $[ ]             $[ ]

TECHNOLOGY FUND                                     Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                             $[ ]            $[ ]             $[ ]            $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                      $[ ]            $[ ]             $[ ]            $[ ]
Allocated travel, entertainment
and other  expenses                      $[ ]            $[ ]             $[ ]            $[ ]

STRATEGIC INVESTOR FUND                                Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                             $[ ]             $[ ]            $[ ]            $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                      $[ ]             $[ ]            $[ ]            $[ ]
Allocated travel, entertainment
and other  expenses                      $[ ]             $[ ]            $[ ]            $[ ]

BALANCED FUND                                         Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                           $[ ]              $[ ]             $[ ]            $[ ]
Allocated cost of sales
material relating to the Fund
(including printing, mailing
and other promotion expenses)          $[ ]              $[ ]             $[ ]            $[ ]
Allocated travel, entertainment
and other  expenses                    $[ ]              $[ ]             $[ ]            $[ ]


                                       ff

OREGON MUNICIPAL BOND FUND                        Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                              $[ ]            $[ ]            $[ ]             $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                       $[ ]            $[ ]            $[ ]             $[ ]
Allocated travel, entertainment
and other  expenses                       $[ ]            $[ ]            $[ ]             $[ ]

HIGH YIELD FUND                                       Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                              $[ ]            $[ ]            $[ ]            $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                       $[ ]            $[ ]            $[ ]            $[ ]
Allocated travel, entertainment
and other  expenses                       $[ ]            $[ ]            $[ ]            $[ ]

CUSTODIAN OF THE FUND
State Street Bank and Trust Company, located at 225 Franklin Street, Boston, MA 02101, is the Fund's custodian. The custodian is responsible for safeguarding and controlling the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT REGISTERED PULIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP, located at 125 High Street, Boston, MA 02110, serves as the Fund's independent registered public accounting firm, providing audit services, tax return review services and assistance and consultation in connection with the review of various SEC filings. The Financial Statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the reports of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.



                                       gg

                      STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include the series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Columbia Funds Trust VIII, Columbia Funds Series Trust I (formerly named Columbia Funds Trust IX) and Columbia Funds Trust XI (each a Trust and together, the Trusts, also known as Fund Complex). In certain cases, the discussion applies to some, but not all, of the Funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING

In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.

SHORT SALES

A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

LOWER-RATED DEBT SECURITIES

Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the Fund's achievement of its investment goal; and

4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

COMMON STOCK, PREFERRED STOCK AND WARRANTS

Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the company's capital stock at a set price for a specified period of time.

FOREIGN SECURITIES

The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a sub-custodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

The Fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

EXCHANGE-TRADED FUNDS ("ETFS"). The Fund may invest in ETFs up to the maximum amount allowable under the 1940 Act. ETFs are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international.

ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.

The Fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders of the Fund may also indirectly bear similar expenses of an ETF.

ZERO COUPON SECURITIES (ZEROS)

The Fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)

The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSIT are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by a business to finance short-term needs (including promissory notes with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement in which the Fund would be allowed to invest directly.

CERTIFICATES OF DEPOSIT are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. TIME DEPOSITS are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central

Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund.

BANK OBLIGATIONS include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part 1 of this SAI. For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a Fund's assets that may be invested in STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component is usually volatile in response to changes in interest rates.

In U.S. TREASURY ROLLS, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

COMMERCIAL PAPER is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

STRIPPED OBLIGATIONS

To the extent consistent with their investment objective, Funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the Funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Funds' Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

MUNICIPAL SECURITIES

Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this SAI and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, each

Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

PRIVATE ACTIVITY BONDS

The Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

MUNICIPAL LEASE OBLIGATIONS

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

SECURITIES LOANS

The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

INTERFUND BORROWING AND LENDING

The Fund may lend money to and borrow money from other affiliated registered open-end investment companies. The Fund may borrow through the program when the Advisor believes borrowing is appropriate and the costs are equal to or lower than the costs of bank loans. When borrowing money, the Fund is subject to the risk that the securities the Fund acquires with the borrowed money or would otherwise have sold will decline in value. When lending money, the Fund is subject to the risk that the borrower will be unwilling or unable to make timely payments of interest or principal.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)

The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Fund from the transaction.

REITS

The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy.

ASSET-BACKED SECURITIES

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively lengthen the expected maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

CUSTODY RECEIPTS AND TRUST CERTIFICATES. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly "disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

LINE OF CREDIT

The Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goal and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian..

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities;

three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

MUNICIPAL BOND INDEX FUTURES CONTRACTS. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

OPTIONS ON FUTURES CONTRACTS. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The Funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

OPTIONS ON FOREIGN STOCK INDICES. The Funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

SWAP AGREEMENTS (SWAPS, CAPS, COLLARS AND FLOORS)

The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

EQUITY SWAPS

The Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

RISK FACTORS IN EQUITY SWAP TRANSACTIONS. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the portfolio managers do not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. See "Taxes" for information on tax risks associated with equity swaps.

FOREIGN CURRENCY TRANSACTIONS

The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

PARTICIPATION INTERESTS

The Fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

VARIABLE AND FLOATING RATE OBLIGATIONS

Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

If a variable or floating rate instrument is not rated, the Fund's Advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

CURRENCY SWAPS. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

GUARANTEED INVESTMENT CONTRACTS

Pursuant to guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.

The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.

BANK INVESTMENT CONTRACTS

Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the Funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

LOAN PARTICIPATIONS

Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

STRUCTURED INVESTMENTS

Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.

Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.

YANKEE OBLIGATIONS

Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

AMERICAN, EUROPEAN, CONTINENTAL AND GLOBAL DEPOSITARY RECEIPTS

American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

TEMPORARY CASH BALANCES

The Funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.

TAXES

In this section, all discussions of taxation at the shareholder and fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

FEDERAL TAXES. Although it may be one of several series in a single trust, the Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (Code). The Fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets.

To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer, other than U.S. government securities or other regulated investment companies; or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (c) distribute with respect to each year at least 90% of its taxable net investment income, its tax-exempt interest income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation , provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do not apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of
(c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. As a regulated investment company that is accorded special tax treatment, the Fund will not be subject to any federal income taxes on its net investment income and net realized capital gains that it distributes to shareholders on the form of dividends and in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" accorded special tax treatment in any taxable year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions (including any distributions of net tax-exempt income and net long-term capital gains) would generally be taxable as ordinary income to the shareholders, except to the extent they were treated as "qualified dividend income," as described below. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the federal corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends may be, however, includable in adjusted current earnings for purposes of computing corporate federal AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces tax basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.

FUND DISTRIBUTIONS. Distributions from the Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) will generally be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning on or before December 31, 2008.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price of the shareholder paid). Distributions are taxable whether received in cash or in Fund shares.

QUALIFIED DIVIDEND INCOME. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. With respect to a Fund investing in bonds, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

In general, distributions of investment income properly designated by the Fund as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt Fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder (but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes). The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

Income from certain "private activity bonds" issued after August 7, 1986, is treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time Fund shares are held by the shareholder.

A tax-exempt Fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the Fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users, as further defined in the Code. Income derived from the Fund's investments other than tax-exempt instruments may give rise to taxable income. The Fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of Fund shares to the extent of tax-exempt dividends paid during that period. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Under Treasury regulations, if on a disposition of Fund shares a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder will likely have to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. You are advised to consult with your tax advisor.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to backup withholding for taxpayers who fail to furnish a correct taxpayer identification number, who have under-reported dividend or interest income, or who fail to certify to the Fund that the shareholder is a United States person and is not subject to the withholding. This number and certification may be provided by either a Form W-9 or the accompanying application. In certain instances, CMS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This may produce a difference between the Fund's book income and its taxable income possibly accelerating distributions or converting distributions of book income and gains to returns of capital for book purposes.

If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal income tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund." A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

NON-U.S. SHAREHOLDERS. In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the recent legislation, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S.

person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Recent legislation modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the legislation, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning on September 1, 2005) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES (THIS SECTION IS APPLICABLE ONLY TO THE COLUMBIA TAX-MANAGED GROWTH FUND)

FEDERAL GIFT TAXES. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.

Under the Columbia Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceed $11,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.

Under the Columbia Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.

No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), including taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount, which is $1,000,000 for gifts made after December 31, 2001, and before January 1, 2010.

Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's Federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.

The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $22,000.

The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

GENERATION-SKIPPING TRANSFER TAXES

If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Columbia Advantage Plan and does not exceed the available annual exclusion amount. An exemption (the "GST exemption"), equal to $1.5 million in 2005, is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate (47% for gifts made in 2005) on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.

INCOME TAXES

The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Columbia Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.

Under the Columbia Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.

If the donor selects the Columbia Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 35%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 15%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.

When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

CONSULTATION WITH QUALIFIED ADVISOR

Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.

MANAGEMENT OF THE FUNDS The Advisor provides administrative and management services to the Funds. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. (NPMI), merged into Columbia Management Advisors, Inc. Each of the four merging companies was a registered investment advisor and advised various Funds in the Fund Complex. The Advisor, located at 100 Federal Street, Boston, Massachusetts 02110, is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. The Advisor has been an investment advisor since 1969.

In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. (NFMI), a subsidiary of NPMI and a registered investment advisor that advised several Funds in the Fund Complex, merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the Advisor to the Funds previously advised by NFMI.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 49)        Trustee       1996       Executive Vice President -         101        Nash Finch Company (food
P.O. Box 66100                                             Strategy of United Airlines                         distributor)
Chicago, IL 60666                                          (airline) since December,
                                                           2002 (formerly President of
                                                           UAL Loyalty Services
                                                           (airline) from September,
                                                           2001 to December, 2002;
                                                           Executive Vice President
                                                           and Chief Financial Officer
                                                           of United Airlines from
                                                           July, 1999 to September,
                                                           2001; Senior Vice
                                                           President-Finance from
                                                           March, 1993 to July, 1999).

Janet Langford Kelly (Age 47)     Trustee       1996       Partner, Zelle, Hofmann,           101                    None
9534 W. Gull Lake Drive                                    Voelbel, Mason & Gette LLP
Richland, MI 49083-8530                                    (law firm) since March,
                                                           2005; Adjunct Professor of
                                                           Law, Northwestern
                                                           University, since
                                                           September, 2004 (formerly
                                                           Chief Administrative
                                                           Officer and Senior Vice
                                                           President, Kmart Holding
                                                           Corporation (consumer
                                                           goods), from September,
                                                           2003 to March, 2004;
                                                           Executive Vice
                                                           President-Corporate
                                                           Development and
                                                           Administration, General
                                                           Counsel and Secretary,
                                                           Kellogg Company (food
                                                           manufacturer), from
                                                           September, 1999 to August,
                                                           2003; Senior Vice
                                                           President, Secretary and
                                                           General Counsel, Sara Lee
                                                           Corporation (branded,
                                                           packaged, consumer-products
                                                           manufacturer) from January,
                                                           1995 to September, 1999).

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Richard W. Lowry (Age 69)         Trustee       1995       Private Investor since            103(3)                  None
10701 Charleston Drive                                     August, 1987 (formerly
Vero Beach, FL 32963                                       Chairman and Chief
                                                           Executive Officer, U.S.
                                                           Plywood Corporation
                                                           (building products
                                                           manufacturer)).

Charles R. Nelson (Age 62)        Trustee       1981       Professor of Economics,           101                     None
Department of Economics                                    University of Washington,
University of Washington                                   since January, 1976; Ford
Seattle, WA 98195                                          and Louisa Van Voorhis
                                                           Professor of Political
                                                           Economy, University of
                                                           Washington, since
                                                           September, 1993 (formerly
                                                           Director, Institute for
                                                           Economic Research,
                                                           University of Washington
                                                           from September, 2001 to
                                                           June, 2003); Adjunct
                                                           Professor of Statistics,
                                                           University of Washington,
                                                           since September, 1980;
                                                           Associate Editor, Journal
                                                           of Money Credit and
                                                           Banking, since September,
                                                           1993; consultant on
                                                           econometric and statistical
                                                           matters.

John J. Neuhauser (Age 62)        Trustee       1985       Academic Vice President and       103(3)        Saucony, Inc. (athletic
84 College Road                                            Dean of Faculties since                                footwear)
Chestnut Hill, MA 02467-3838                               August, 1999, Boston
                                                           College (formerly Dean,
                                                           Boston College School of
                                                           Management from September,
                                                           1977 to August, 1999).

Patrick J. Simpson (Age 61)       Trustee       2000       Partner, Perkins Coie             101                     None
1120 N.W. Couch Street                                     L.L.P. (law firm).
Tenth Floor
Portland, OR 97209-4128

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas E. Stitzel (Age 69)        Trustee       1998       Business Consultant since          101                    None
2208 Tawny Woods Place                                     1999 (formerly Professor of
Boise, ID 83706                                            Finance from 1975 to 1999,
                                                           College of Business, Boise
                                                           State University);
                                                           Chartered Financial
                                                           Analyst.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 68)       Trustee       1996       Partner and Senior Advisor,        101            Anixter International
8 Sound Shore Drive,                and                    Chicago Growth Partners                             (network support
Suite 285                        Chairman                  (private equity investing)                       equipment distributor);
Greenwich, CT 06830               of the                   since September, 2004                              Ventas, Inc. (real
                                   Board                   (formerly Managing                                  estate investment
                                                           Director, William Blair                            trust); Jones Lang
                                                           Capital Partners (private                         LaSalle (real estate
                                                           equity investing) from                          management services) and
                                                           September, 1994 to                                Ambac Financial Group
                                                           September, 2004).                                  (financial guaranty
                                                                                                                  insurance)

Anne-Lee Verville (Age 59)        Trustee       1998       Retired since 1997                 101          Chairman of the Board of
359 Stickney Hill Road                                     (formerly General Manager,                      Directors, Enesco Group,
Hopkinton, NH 03229                                        Global Education Industry,                      Inc. (designer, importer
                                                           IBM Corporation (computer                          and distributor of
                                                           and technology) from 1994                             giftware and
                                                           to 1997).                                             collectibles)

Richard L. Woolworth (Age 64)     Trustee       1991       Retired since December 2003        101            Northwest Natural Gas
100 S.W. Market Street                                     (formerly Chairman and                          Co. (natural gas service
#1500                                                      Chief Executive Officer,                                provider)
Portland, OR 97207                                         The Regence Group (regional
                                                           health insurer); Chairman
                                                           and Chief Executive
                                                           Officer, BlueCross
                                                           BlueShield of Oregon;
                                                           Certified Public
                                                           Accountant, Arthur Young &
                                                           Company)

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
INTERESTED TRUSTEE
William E. Mayer(2) (Age 65)      Trustee       1994       Partner, Park Avenue Equity       103(3)         Lee Enterprises (print
399 Park Avenue                                            Partners (private equity)                        media), WR Hambrecht +
Suite 3204                                                 since February, 1999                             Co. (financial service
New York, NY 10022                                         (formerly Partner,                                 provider); Reader's
                                                           Development Capital LLC                           Digest (publishing);
                                                           from November, 1996 to                             OPENFIELD Solutions
                                                           February, 1999).                                    (retail industry
                                                                                                             technology provider)

(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

                                              Year First
                                              Elected or
                                  Position     Appointed                            Principal Occupation(s)
     Name, Address and Age       with Funds    to Office                             During Past Five Years
------------------------------   ----------   ----------   -------------------------------------------------------------------------
OFFICERS
Christopher L. Wilson (Age 48)    President      2004      Head of Mutual Funds since August, 2004 and Senior Vice President of the
One Financial Center                                       Advisor since January, 2005; President of the Columbia Funds, Liberty
Boston, MA 02111                                           Funds and Stein Roe Funds since October, 2004; President and Chief
                                                           Executive Officer of the Nations Funds since January, 2005; President of the Galaxy Funds since April 2005; Director of Bank of America Global
                                                           Liquidity Funds, plc since May 2005; Director of Banc of America Capital
                                                           Management (Ireland), Limited since May 2005; Senior Vice President of
                                                           BACAP Distributors LLC since January, 2005; Director of FIM Funding, Inc.
                                                           since January, 2005; Senior Vice President of Columbia Management
                                                           Distributors, Inc. since January, 2005; Director of Columbia Management
                                                           Services, Inc. since January, 2005 (formerly President and Chief
                                                           Executive Officer, CDC IXIS Asset Management Services, Inc. from
                                                           September, 1998 to August, 2004).

J. Kevin Connaughton (Age 40)     Treasurer      2000      Treasurer of the Columbia Funds since October, 2003 and of the Liberty
One Financial Center                                       Funds, Stein Roe Funds and All-Star Funds since December, 2000; Vice
Boston, MA 02111                                           President of the Advisor since April, 2003 (formerly President of the
                                                           Columbia Funds, Liberty Funds and Stein Roe Funds from February, 2004 to
                                                           October, 2004; Chief Accounting Officer and Controller of the Liberty
                                                           Funds and All-Star Funds from February, 1998 to October, 2000); Treasurer of the Galaxy Funds since September, 2002 (formerly Treasurer from
                                                           December, 2002 to December, 2004 and President from February, 2004 to
                                                           December, 2004 of the Columbia Management Multi-Strategy Hedge Fund, LLC;
                                                           Vice President of Colonial Management Associates, Inc. from February,
                                                           1998 to October, 2000).

Mary Joan Hoene (Age 55)           Senior        2004      Senior Vice President and Chief Compliance Officer of the Columbia Funds,
100 Federal Street                  Vice                   Liberty Funds, Stein Roe Funds and All-Star Funds since August, 2004;
Boston, MA 02110                  President                Chief Compliance Officer of the Columbia Management Multi-Strategy Hedge
                                  and Chief                Fund, LLC since August, 2004; Chief Compliance Officer of the BACAP
                                 Compliance                Alternative Multi-Strategy Hedge Fund LLC since October, 2004 (formerly
                                   Officer                 Partner, Carter, Ledyard & Milburn LLP from January, 2001 to August,
                                                           2004; Counsel, Carter, Ledyard & Milburn LLP from November, 1999 to
                                                           December, 2000; Vice President and Counsel, Equitable Life Assurance
                                                           Society of the United States from April, 1998 to November, 1999).

Michael G. Clarke (Age 35)          Chief        2004      Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein Roe
One Financial Center             Accounting                Funds and All-Star Funds since October, 2004 (formerly Controller of the
Boston, MA 02111                   Officer                 Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds from
                                                           May, 2004 to October, 2004; Assistant Treasurer from June, 2002 to May,
                                                           2004; Vice

                                                           President, Product Strategy & Development of the Liberty Funds and Stein
                                                           Roe Funds from February, 2001 to June, 2002; Assistant Treasurer of the
                                                           Liberty Funds, Stein Roe Funds and the All-Star Funds from August, 1999 to February, 2001; Audit Manager, Deloitte & Toche LLP from May, 1997 to
                                                           August, 1999).

Jeffrey R. Coleman (Age 35)      Controller      2004      Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                       All-Star Funds since October, 2004 (formerly Vice President of CDC IXIS
Boston, MA 02111                                           Asset Management Services, Inc. and Deputy Treasurer of the CDC Nvest
                                                           Funds and Loomis Sayles Funds from February, 2003 to September, 2004;
                                                           Assistant Vice President of CDC IXIS Asset Management Services, Inc. and
                                                           Assistant Treasurer of the CDC Nvest Funds from August, 2000 to February,
                                                           2003; Tax Manager of PFPC, Inc. from November, 1996 to August, 2000).

R. Scott Henderson (Age 45)       Secretary      2004      Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds since
One Financial Center                                       December, 2004 (formerly Of Counsel, Bingham McCutchen from April, 2001
Boston, MA 02111                                           to September, 2004; Executive Director and General Counsel, Massachusetts
                                                           Pension Reserves Investment Management Board from September, 1997 to
                                                           March, 2001).

Trustee Positions

As of December 31, 2004, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity.

General

Messrs. Lowry, Mayer and Neuhauser are also trustees/directors of the Liberty All-Star Funds.

The Trustees serve as trustees of 101 registered investment companies managed by the Advisor for which each Trustee receives a retainer at the annual rate of $45,000 and an attendance fee of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December, 2003, Mr. Theobald began serving as the Chairman of the Board. As the independent chairman of the board, Mr. Theobald receives a supplemental retainer at the annual rate of of $100,000; the chair of the Audit Committee receives a supplemental retainer at the annual rate of $10,000; the chair of each other committee receives a supplemental retainer at the annual rate of $5,000. Members of each committee, except the Audit Committee, receive $1,500 for each committee meeting. Each Audit Committee member receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 133 open-end and 10 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

MANAGEMENT AGREEMENT

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. Columbia Management Distributors, Inc. (formerly named Columbia Funds Distributor, Inc.) pays the cost of printing and distributing all other Prospectuses.

ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO CERTAIN FUNDS AND THEIR RESPECTIVE TRUSTS. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION REGARDING YOUR FUND).

Under an Administration Agreement, the Advisor, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

          (a)  providing office space, equipment and clerical personnel;

          (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund;

          (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

          (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

          (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

          (f)  maintaining certain books and records of each Fund.

With respect to Columbia Money Market Fund (formerly named Liberty Money Market
Fund) and Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund), the Administration Agreement for these Funds provides that the Advisor will monitor compliance by the Fund with Rule 2a-7 under the 1940 Act and report to the Trustees from time to time with respect thereto. The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

TRUST SERVICES AGREEMENT

Pursuant to a Trust Services Agreement, CMS provides the Columbia Tax-Managed Growth Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. CMS's fee is described in the Prospectuses of the Columbia Tax-Managed Growth Fund.

THE PRICING AND BOOKKEEPING AGREEMENT

The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement. SEE "FUND CHARGES AND EXPENSES" IN
PART 1 OF THIS SAI FOR INFORMATION ON THESE FEES.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the Funds. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The Funds and clients advised by the Advisor or the Funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.

POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Advisor believes are faced by investment professionals at most major financial firms. The Advisor and the Trustees of the Columbia Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

          - The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

          - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

          - The trading of other accounts could be used to benefit higher-fee accounts (front- running).

          - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

"Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Advisor and the Funds' Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Columbia-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

The Advisor or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

A Fund's portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at the Advisor, including each Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Advisor and each Fund, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of each Fund.

BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute securities transactions for a Fund.

The Advisor places the transactions of the Funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the Funds' transactions where the Funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by Funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a Fund.

The Advisor may use the services of affiliated broker-dealers, when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

PRINCIPAL UNDERWRITER

CMD is the principal underwriter of the Trust's shares. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT

CMS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CMS is based on number of accounts plus reimbursement for certain out-of-pocket expenses. SEE

"FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY CMS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CMS or generally by 6 months' notice by CMS to the Fund. The agreement limits the liability of CMS to the Fund for loss or damage incurred by the Fund to situations involving a failure of CMS to use reasonable care or to act in good faith and without negligence in performing its duties under the agreement. The Fund will indemnify CMS from, among other things, any and all claims, actions, suits, losses, costs, damages, and expenses incurred by it in connection with its acceptance of this Agreement, provided that: (i) to the extent such claims, actions, suits, losses, costs, damages, or expenses relate solely to a particular series or group of series of shares, such indemnification shall be only out of the assets of that series or group of series; (ii) this indemnification shall not apply to actions or omissions constituting negligence or misconduct of CMS or its agents or contractors, including but not limited to willful misfeasance, bad faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under this Agreement; and (iii) CMS shall give a Fund prompt notice and reasonable opportunity to defend against any such claim or action in its own name or in the name of CMS.

CODE OF ETHICS

The Funds, the Advisor, and CMD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

ANTI-MONEY LAUNDERING COMPLIANCE

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account, halting all shareholder activity with respect to such account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

PROXY VOTING POLICIES AND FUND PROXY VOTING RECORD

The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

The Advisor's proxy voting guidelines and procedures are included in this SAI as Appendix II. In accordance with SEC regulations, the fund's proxy voting record for the last twelve-month period ended June 30 has been filed with the SEC. You may obtain a copy of the fund's proxy voting record (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Columbia Funds have adopted policies with respect to the disclosure of the Funds' portfolio holdings by the Funds, Columbia Management, or their affiliates. These policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Funds' website at www.columbiafunds.com, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Fund's policies are described below. The Trustees shall be updated as needed regarding the Fund's compliance with the policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Columbia Management and its affiliates. The Fund's policies prohibit Columbia Management and the Fund's other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund's shares, third-party service providers, rating and ranking organizations and affiliated persons of the Fund.

PUBLIC DISCLOSURES. The Fund's portfolio holdings are currently disclosed to the public through required filings with the SEC and, for equity and fixed income funds, on the Fund's website at www.columbiafunds.com. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund's fiscal year). Shareholders may obtain the Fund's Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Fund's Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

The equity and fixed income Columbia Funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:

                                                            FREQUENCY OF
   TYPE OF FUND              INFORMATION PROVIDED            DISCLOSURE            DATE OF WEB POSTING
------------------   ------------------------------------   ------------   ----------------------------------
   Equity Funds      Full portfolio holdings information.      Monthly      30 calendar days after month-end.
Fixed Income Funds   Full portfolio holdings information.     Quarterly    60 calendar days after quarter-end

The scope of the information provided relating to the Fund's portfolio that is made available on the website may change from time to time without prior notice.

For Columbia's money market funds, a complete list of a Fund's portfolio holdings shall be publicly available on a monthly basis on the fifth business date after month-end. Shareholders may request such information by writing or calling the Fund's distributor, Columbia Management Distributors, Inc. at the address listed on the cover of this SAI.

A Fund, Columbia Management or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

OTHER DISCLOSURES. The Fund's policies provide that non-public disclosures of the Fund's portfolio holdings may be made if (1) the Fund has a legitimate business purpose for making such disclosure, (2) the Fund's chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.

The Fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to Columbia Management and its affiliates, these service providers include the Fund's custodian and sub-custodians, the Fund's independent registered public accounting firm, legal counsel, financial printers(R.R. Donnelly & Sons and Bowne & Co., Inc.), the Fund's proxy voting service provider (Alamo Direct Mail Services, Inc.), the Fund's proxy solicitor (Georgeson Shareholder Communications Inc.), rating agencies that maintain ratings on certain Columbia Funds (Fitch, Inc.) and service providers that support Columbia Management's trading systems (InvestorTool, Inc. and Thomson Financial).These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. The Fund may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Certain clients of the Fund's investment adviser(s) may follow a strategy similar to that of the Fund, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Fund.

DETERMINATION OF NET ASSET VALUE

Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the official closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value following procedures approved by the Trust's Board of Trustees.

(The following two paragraphs are applicable only to Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund) and Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund))

Trading in securities on stock exchanges and over-the-counter markets in foreign securities markets is normally completed well before the close of the business day in New York. Trading on foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

AMORTIZED COST FOR MONEY MARKET FUNDS (SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "INFORMATION CONCERNING THE FUND" IN PART 1 OF THE SAI OF COLUMBIA MONEY MARKET FUND (FORMERLY NAMED LIBERTY MONEY MARKET FUND) AND COLUMBIA MUNICIPAL MONEY MARKET FUND (FORMERLY NAMED LIBERTY MUNICIPAL MONEY MARKET
FUND))

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Under the amortized cost method a security is initially valued at cost and thereafter any discount or premium from maturity value is amortized ratably to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. If a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Columbia Money Market Fund (formerly named Liberty Money Market Fund) or the Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund) for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund may accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CMS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Investors should understand that, since the offering price of the Fund's shares is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge paid as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CMD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CMD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CMD may from time to time reallow additional amounts to all or certain FSFs. CMD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CMD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars. Travelers checks, gift checks, credit card convenience checks, credit cards, cash and ban counter (starter checks) are not accepted.

CMS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CMS, provided the new FSF has a sales agreement with CMD.

Shares credited to an account are transferable upon written instructions in good order to CMS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you may send the certificates to CMS for deposit to your account.

In addition to the commissions specified in a Fund's prospectus and this SAI, CMD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that CMD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CMD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, CMD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.

In addition, CMD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.

CMD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:

1st Global Capital Corp
401 Company
ABN AMRO Trust Services
ADP Retirement Services
Advest
AEGON/Transamerica
AG Edwards
American Century Services
American Express
AMG
AON Consulting
AST Trust Company
Banc of America Investment Services
BancOne
Bear Stearns
Benefit Plan Administrators
Bidwell & Company
BNY Clearing
C N A Trust
Charles Schwab
CIBC Oppenheimer
Citigroup Global Markets
CitiStreet Associates LLC
City National Bank
City of Milwaukee
Columbia Trust Company
Commonwealth Financial
Compensation & Capital
CPI Qualified Plan Consultants
Daily Access Concepts
Davenport & Company
Delaware Investments
Digital Retirement Solutions
Discover Brokerage
Dreyfus/Mellon
Edgewood Services
Edward Jones

E-Trade,
ExpertPlan
FAS Liberty Life Spectrum
Ferris Baker Watts
Fidelity
Financial Data Services
Franklin Templeton
Freeman Welwood
Gem Group
Great West Life
Hewitt Associates LLC
Huntington Bank
ING
Intermountain Health Care
Investmart, Inc.
Investment Manager Services (IMS)
Janney Montgomery Scott
JJB Hilliard Lyons
JP Morgan/American Century
Kenney Investments
Kirkpatrick Pettis Smith Polian Inc
Legg Mason Wood Walker
Liberty Life
Lincoln Financial
Lincoln Life
Linsco Private Ledger
M & T Securities
Marquette Trust Company
Mass Mutual Life
Matrix Settlement & Clearance Services (MSCS)
McDonald Investments
Merrill Lynch
MetLife
MFS
Mfund Trax
MidAtlantic Capital
Milliman USA
Morgan Keegan
Morgan Stanley Dean Witter
PFPC
Nationwide Investment Services
Neuberger Berman Mgmt
NFP Securities
NSD -NetStock Sharebuilder
NYLife Distributors
Optimum Investment Advisors
Orbitex
Pershing LLC
Phoenix Home Life
Piper Jaffray
PNC
PPI Employee Benefits
Private Bank & Trust
Prudential
Putnam Investments
Raymond James
RBC Dain Rausher
Robert W Baird
Royal Alliance
RSM McGladrey Inc.

Safeco
Scott & Stringfellow
Scudder Investments
Security Benefit
Segall Bryant Hamill
South Trust Securities
Southwest Securities
Standard Insurance
Stanton Group
State of NY Deferred Compensation Plan
Stephens, Inc.
Stifel Nicolaus & Co
Strong Capital
Sungard T Rowe Price
Trustar Retirement Services
Trustlynx/Datalynx
UBS Financial Services
USAA Investment Management
Vanguard
Wachovia
TD Waterhouse
Webster Investment Services
Wells Fargo
Wilmington Trust

PLEASE CONTACT YOUR FSF OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY
RECEIVE.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most Funds advised by the Advisor may be purchased through the Automatic Investment Plan. Electronic fund transfers for a fixed amount of at least $50 ($25 for IRA) are used to purchase a Fund's shares at the public offering price next determined after CMD receives the proceeds. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CMD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, D, T, G and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any fund distributed by CMD in which you have a current balance of at least $5,000 into the same class of shares of up to five other Funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Sales charges may apply if exchanging from a money market fund. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC or sales charges.

Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Management Services, Inc. (formerly named Columbia Funds Services, Inc.) (CMS) P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or financial advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CMD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" below for more information.

CLASS T SHAREHOLDER SERVICES PLAN. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the Trusts plan to enter into servicing agreements with institutions (including Bank of America Corporation and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each Fund other than the Columbia Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the Fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares;
(ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.

The payments under the servicing agreements entered into as of the date of this SAI are limited to an aggregate fee of not more than 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.15% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The Funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.

Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such Funds on any day do not exceed the income to be accrued to such Class T shares on that day.

The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the Funds. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Columbia's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.

TAX-SHELTERED RETIREMENT PLANS (Retirement Plans). CMD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Management prototype plans offered through CMD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CMD.

Participants in Retirement Plans not sponsored by CTC, not including Individual Retirement Accounts (IRAs), may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with CMS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CMS. The close out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any Fund distributed by CMD, or if the Retirement Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling CMS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification numbers available when calling.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CMS for more information at 1-800-345-6611.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHTS OF ACCUMULATION (Columbia Class A and Class T shares, Nations Class A shares and Galaxy Retail A shares only) (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase of Class A or Class T shares with prior purchases of other funds and classes distributed by CMD. The applicable sales charge is based on the combined total of:

1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all shares of funds for which CMD serves as distributor (Funds) held by the shareholder.

CMD must be promptly notified of each purchase with respect to which a shareholder is entitled to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CMS. A Fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A, Class E and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all fund shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund)). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CMS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement (provided the FSF returns to CMD the excess commission previously paid during the thirteen-month period). The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price.

If the amount of the Statement is not purchased, the shareholder shall remit to CMD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CMS will redeem escrowed Class A, E or T shares with a value equal to such difference. The additional FSF commission will be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CMS at 1-800-345-6611.

NET ASSET VALUE ELIGIBILITY GUIDELINES (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS).

1. Employees, brokers and various relationships that are allowed to buy at NAV. Class A shares of certain Funds may be sold at (NAV) to the following individuals, whether currently employed or retired: Employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries; Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CMD, or its successors and companies affiliated with the Advisor; Registered representatives and employees of Financial Service Firms (including their affiliates) that are parties to dealer agreements or other sales arrangements with CMD; Nations Funds' Trustees, Directors and employees of its investment sub-advisers; Broker/Dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes; employees or partners of any contractual service provider to the funds

     NAV eligibility for Class A purchase also applies to the families of the parties listed above and their beneficial accounts. Family members include: spouse, parent, stepparent, legal guardian, child, stepchild, father-in-law and mother-in-law.

     Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

     Registered broker/dealer firms that have entered into a Nations Funds dealer agreement with BACAP Distributors, LLC may buy Class A shares without paying a front-end sales charge for their investment account only.

     Banks, trust companies and thrift institutions, acting as fiduciaries.

2. Grandfathered investors. Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may purchase Class A shares of any Fund at NAV in those cases where a Columbia Fund Class Z share is not available.

     Shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at (NAV) will continue to be eligible for NAV purchases into those Nations Fund accounts opened through August 19, 2005.

     Galaxy Fund shareholders prior to December 1, 1995; and shareholders who
     (i) purchased Galaxy Fund Prime A shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.

     (For Class T shares only) Shareholders who (i) purchased Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

3. Reinstatement. Subject to the fund policy on trading of fund shares, an investor who has redeemed class A, B, C, D, G or T shares may, upon request, reinstate within 1 year a portion or all of the proceeds of such sales in shares of class A of any fund at the NAV next determined after Columbia Management Services, Inc. received a written reinstatement request and payment.

4. Retirement Plans. Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with CMD pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

5. Non-U.S. Investors. Certain pension, profit-sharing or other employee benefit plans offered to non-US investors may be eligible to purchase Class A shares with no sales charge.

6. Reorganizations. At the Fund's discretion, NAV eligibility may apply to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

7. Rights of Accumulation (ROA). The value of eligible accounts, regardless of class, maintained by you and you and your immediate family may be combined with the value of your current purchase to reach a sales discount level and to obtain the lower sales charge for your current purchase.

8. Letters of Intent (LOI). You may pay a lower sales charge when purchasing class A shares by signing a letter of intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the LOI within 13 months. If your LOI purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Class A, B, C, D, E, matured F, G and T shares) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act
     (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CMS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value at the time that the SWP is established. Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met. For redemptions in excess of 12% of the account's value at the time that the SWP is established, a CDSC will be charged on the SWP redemption. The 12% limit does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by CMD.

6. Qualified Retirement Plans. CDSCs may be waived on CMD shares sold by employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must be a participant in an alliance program th at has signed an agreement with Columbia Funds or CMD.

7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and
     (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

8. Return of Commission. CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

9. Non-U.S. Investors. CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

10. IRS Section 401 and 457. CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under
     Section 401 or 457 of the tax code.

11. Medical Payments. CDSCs may be waived on shares redeemed for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

12. Plans of Reorganization. At the Funds' discretion, CDSCs may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a fund is a party.

13. Charitable Giving Program. CDSCs may be waived on the sale of Class C or Class D shares sold by a non-profit organization qualified under Section 501(c)(3) of the tax code in connection with the Banc of America Capital Management Charitable Giving Program.

14. The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling or delay sending proceeds from your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction to CMS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CMS and many banks. Additional documentation may be required for sales by corporations, agents, fiduciaries, surviving joint owners, individual retirement account holders and other legal entities. Call CMS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, FSF's are responsible for furnishing all necessary documentation to CMS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN (SWP). The shareholder may establish a SWP. A specified dollar amount, share amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawalsof shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their share account may do so but may be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CMS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in "street name" must be made payable to the back office via the NSCC.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions by check and ACH are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, to a pre-existing bank account or furnishing a signature guaranteed request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CMS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address account and taxpayer identification numbers. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions apply to retirement plan accounts.

CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A and Z shares of certain Funds)

Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CMS will provide checks to be drawn on Mellon Trust of New England, N.A. (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks., However, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON-CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, a Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

INFORMATION APPLICABLE TO CLASS G AND CLASS T SHARES

The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the Funds are subject to a front-end sales charge. Investments in Class G shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.15% and 0.30%, respectively, of the Fund's average daily net assets attributable to its Class T shares. Class G shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.80% and 0.95%, respectively, of the Fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares. Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.

CLASS T SHARES. The public offering price for Class T shares of the Funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 to $25,000,000. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                                    REALLOWANCE TO
                                     REALLOWANCE TO DEALERS        DEALERS AS A % OF
                                    AS A % OF OFFERING PRICE        OFFERING PRICE
      AMOUNT OF TRANSACTION          PER SHARE - BOND FUNDS    PER SHARE - EQUITY FUNDS
      ---------------------         ------------------------   ------------------------
Less than $50,000                             4.25                       5.00
$50,000 but less than $100,000                3.75                       3.75
$100,000 but less than $250,000               2.75                       2.75
$250,000 but less than $500,000               2.00                       2.00
$500,000 but less than $1,000,000             1.75                       1.75
$1,000,000 and over                           0.00                       0.00

The appropriate reallowance to dealers will be paid by CMD to broker-dealer organizations which have entered into agreements with CMD. The reallowance to dealers may be changed from time to time.

Certain affiliates of the Advisor may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of Bank of America Corporation's affiliates.

INFORMATION APPLICABLE TO CERTAIN CLASS G SHARES RECEIVED BY FORMER GALAXY FUND RETAIL B SHAREHOLDERS IN CONNECTION WITH THE GALAXY/LIBERTY REORGANIZATION. The following table describes the CDSC schedul e applicable to Class G shares received by former Galaxy Fund Retail B shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 None

Class G shares received in exchange for Galaxy Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares seven years after purchase. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Asset Allocation Fund and/or International Equity Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.50
Through second year                   5.00
Through third year                    4.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Through the seventh year              None
Longer than seven years               None

If you acquired Retail B Shares in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class T shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

CLASS G SHARES PURCHASED AFTER THE GALAXY/LIBERTY REORGANIZATION. The public offering price for Class G shares of the Funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within seven years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from CMD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Columbia may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a Fund. See "Class T Shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to CMD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares. Class G shares of a Fund will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow CMD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.

Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - (i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a Fund, and subsequently acquires additional Class G shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the Fund, including those acquired through reinvestment, will convert to Class T shares of the Fund on the same date.

INFORMATION APPLICABLE TO CERTAIN CLASS B SHAREHOLDERS

Except for the following, Class B Share Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.

The following table describes the CDSC schedule applicable to Class B shares received by Galaxy Quality Plus Bond Fund shareholders in exchange for Prime B Shares in connection with the Galaxy/Liberty reorganization.

SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

     Automatic conversion to Class A shares occurs eight years after purchase.

     The Class B share discount program for purchases of $250,000 or more is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

INFORMATION APPLICABLE TO CERTAIN CLASS A SHAREHOLDERS:

     Except as set forth in the following paragraph, Class A share CDSCs are described in the Prospectuses:

     Class A shares received by former Galaxy High Quality Bond Fund shareholders in exchange for Prime A Shares in connection with the Galaxy/Liberty reorganization of that Fund are subject to a 1% CDSC upon redemption of such Class A shares if the Prime A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.

Shares of some Funds that pay daily dividends (include Funds) will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. Shares of some Funds that pay daily dividends (exclude Funds) Columbia will be earned starting with the day after that Fund receives payments for the shares. To determine whether a particular Fund is an include or exclude fund, customers can call 1-800-345-6611.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of certain other funds. The prospectus of each Fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange Consult CMS before requesting an exchange.

If you acquire Class A shares of an international fund by exchange from any other fund, you will not be permitted to exchange those shares into another fund for 30 calendar days, although you may redeem those shares at any time. An exchange order received prior to the expiration of the 30-day period will not be honored.

By calling CMS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CMS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CMS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CMS may require customary additional documentation. Prospectuses of the other Funds are available from the CMD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

Consult your FSF or CMS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund. Sales charges may apply for exchanges from money market funds.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Trust has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2005. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust's By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series. Shares of each Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

          Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

          Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

AAA bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

AA bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

BA bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Prime-1 Highest Quality
          Prime-2 Higher Quality
          Prime-3 High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these securities, and 'D' represents the lowest potential for recovery.

                                   APPENDIX II

                   COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA")
                      PROXY VOTING POLICIES AND PROCEDURES
                 ADOPTED JULY 1, 2003 AND REVISED MARCH 4, 2005

POLICY:

ALL PROXIES(1) REGARDING CLIENT SECURITIES FOR WHICH COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA") HAS ASSUMED AUTHORITY TO VOTE SHALL, UNLESS CMA DETERMINES IN ACCORDANCE WITH POLICIES STATED BELOW TO ABSTAIN FROM VOTING, BE VOTED IN A MANNER CONSIDERED BY CMA TO BE IN THE BEST INTEREST OF CMA'S CLIENTS, INCLUDING THE CMG FAMILY FUNDS(2) AND THEIR SHAREHOLDERS, WITHOUT REGARD TO ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES. THE BEST INTEREST OF CLIENTS IS DEFINED FOR THIS PURPOSE AS THE INTEREST OF ENHANCING OR PROTECTING THE ECONOMIC VALUE OF CLIENT ACCOUNTS, CONSIDERED AS A GROUP RATHER THAN INDIVIDUALLY, AS CMA DETERMINES IN ITS SOLE AND ABSOLUTE DISCRETION. IN THE EVENT A CLIENT BELIEVES THAT ITS OTHER INTERESTS REQUIRE A DIFFERENT VOTE, CMA SHALL VOTE AS THE CLIENT CLEARLY INSTRUCTS, PROVIDED CMA RECEIVES SUCH INSTRUCTIONS IN TIME TO ACT ACCORDINGLY.

CMA ENDEAVORS TO VOTE, IN ACCORDANCE WITH THIS POLICY, ALL PROXIES OF WHICH IT BECOMES AWARE, SUBJECT TO THE FOLLOWING EXCEPTIONS (UNLESS OTHERWISE AGREED) WHEN CMA EXPECTS TO ROUTINELY ABSTAIN FROM VOTING:

     1. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE THE SECURITY HAS BEEN LOANED FROM THE CLIENT'S ACCOUNT.

     2. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE CMA DEEMS THE COSTS TO THE CLIENT AND/OR THE ADMINISTRATIVE INCONVENIENCE OF VOTING THE SECURITY (E.G., SOME FOREIGN SECURITIES) OUTWEIGH THE BENEFIT OF DOING SO.

CMA SEEKS TO AVOID THE OCCURRENCE OF ACTUAL OR APPARENT MATERIAL CONFLICTS OF INTEREST IN THE PROXY VOTING PROCESS BY VOTING IN ACCORDANCE WITH PREDETERMINED VOTING GUIDELINES, AS STATED BELOW. FOR THOSE PROXY PROPOSALS THAT REQUIRE SPECIAL CONSIDERATION OR IN INSTANCES WHERE SPECIAL CIRCUMSTANCES MAY REQUIRE VARYING FROM THE PREDETERMINED GUIDELINES, THE CMG PROXY COMMITTEE WILL DETERMINE THE BEST INTEREST OF CMA'S CLIENTS AND VOTE ACCORDINGLY, WITHOUT CONSIDERATION OF ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES.

OVERVIEW:

CMA's policy is based upon its fiduciary obligation to act in its clients' best interest. Citing this obligation, the SEC has adopted rules pursuant to the Investment Advisers Act of 1940 and Investment Company Act of 1940 with respect to proxy voting.

PROCEDURE:

I. ACCOUNT POLICIES

Except as otherwise directed by the client, CMA shall vote as follows:

SEPARATELY MANAGED ACCOUNTS

CMA shall vote proxies on securities held in its separately managed accounts.

COLUMBIA TRUST COMPANY (CTC) TRUST POOLS

CMA shall vote proxies on securities held in the trust pools.

CMG FAMILY FUNDS/CMA FUND TRUST

CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

COLUMBIA PRIVATE PORTFOLIO

CMA shall vote proxies on securities held in its separately managed accounts.

ALTERNATIVE INVESTMENT GROUP

----------
(1) The term "proxy" as used herein refers to consents, elections and authorizations solicited by any party with respect to securities of any sort.

(2) A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

CMA's clients may invest in securities ("Alternative Investments") issued by alternative investment vehicles (i.e. hedge funds, private equity funds, and other alternative investment pools) that are structured as private limited partnerships ("LPs"), limited liability companies ("LLCs") or offshore corporations. Generally, CMA's Alternative Investment Group ("AIG") is the platform through which CMA provides advisory services relating to Alternative Investments.

The voting rights of Alternative Investments generally are rights of contract set forth in the limited liability company or limited partnership agreement, in the case of LLCs and LPs, or Memorandum and Articles of Association or By-laws, in the case of offshore corporations. Also, as privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, proxies are not solicited regarding Alternative Investment vehicles. Instead, consents may be solicited from members, limited partners or shareholders.

Because of the unique characteristics of Alternative Investments, CMA has a tailored process for voting Alternative Investment proxies and consents.

Process

AIG will vote all Alternative Investment proxies and consents in accordance with this Policy. The committee voting AIG proxies consists of AIG senior management, investment and operations professionals. Conflicts of interest are to be monitored and resolved as set forth in this Policy.

II. PROXY COMMITTEE

CMA shall establish a Proxy Committee whose standing members shall include the head of core equity, head of value, head of growth, head of income strategies, head of equity research and head of fixed income research. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf.

The Proxy Committee's functions shall include, in part,

          (a) direction of the vote on proposals where there has been a recommendation to the Committee, pursuant to Section IV.B, not to vote according to the predetermined Voting Guidelines stated in Section IV.A or on proposals which require special, individual consideration in accordance with Section IV.C;

          (b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

          (c) review at least annually of existing Voting Guidelines and need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

          (d) development and modification of Voting Procedures, as stated in
          Section V, as it deems appropriate or necessary.

The Proxy Committee shall establish a charter, which shall set forth the Committee's purpose, membership and operation. The Committee's charter shall be consistent, in all material respects, with this policy and procedure.

III. CONFLICTS OF INTEREST

With Other Bank of America Businesses

Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

Within CMA

Conflicts of interest may also arise from the business activities of CMA. For example, CMA might manage (or be seeking to manage) the assets of a benefit plan for an issuer. CMA may also be presented with an actual or apparent conflict of interest where proxies of securities issued by BAC or a CMG Family Fund, for which CMA serves as investment adviser, are to be voted for a client's account.

Management of Conflicts

CMA's policy is to always vote proxies in the best interest of its clients, as a whole, without regard to its own self-interest or that of its affiliates. BAC as well as CMA has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

          1. BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or (as in the case of BACAP associates) non-trust fiduciary responsibilities, including investment decision-making and proxy voting.

          2. In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.

          3. Within CMA, CMA's Code of Ethics affirmatively requires that associates of CMA act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's Clients.

          4. By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

               - To disclose to the chairperson of the Proxy Committee and the chairperson to the head of CMG Compliance any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA shall vote proxies. In the event the chairperson of the Proxy Committee has a conflict of interest regarding a given matter, he or she shall abstain from participating in the Committee's determination of whether and/or how to vote in the matter; and

               - To refrain from taking into consideration, in the decision as to whether or how CMA shall vote proxies:

                    - The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

                    - Any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of CMA or BAC.

Where a material conflict of interest is determined to have arisen in the proxy voting process that may not be adequately mitigated by voting in accordance with the predetermined Voting Guidelines, CMA's policy is to invoke one or more of the following conflict management procedures:

1. Convene the Proxy Committee for the purpose of voting the affected proxies in a manner that is free of the conflict.

2. Causing the proxies to be voted in accordance with the recommendations of a qualified, independent third party, which may include CMA's proxy voting agent.

3. In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

IV. VOTING GUIDELINES

A. THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING PROXIES:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

     - Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

          However, CMA generally will WITHHOLD votes from pertinent director nominees if:

               (i) the board as proposed to be constituted would have more than one-third of its members from management;

               (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);

               (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);

               (iv) a director serves on more than six public company boards;

               (v) the CEO serves on more than two public company boards other than the company's board.

          On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

     - Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.

     - Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

     - Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

          -    Established governance standards and guidelines.

          - Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.

          - Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

          - A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

          - Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

          - The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

     - Proposals that grant or restore shareholder ability to remove directors with or without cause.

     - Proposals to permit shareholders to elect directors to fill board vacancies.

     - Proposals that encourage directors to own a minimum amount of company stock.

     -    Proposals to provide or to restore shareholder appraisal rights.

     -    Proposals to adopt cumulative voting.

     -    Proposals for the company to adopt confidential voting.

CMA generally will vote AGAINST:

     - Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

     - Proposals that give management the ability to alter the size of the board without shareholder approval.

     - Proposals that provide directors may be removed only by supermajority vote.

     -    Proposals to eliminate cumulative voting.

     - Proposals which allow more than one vote per share in the election of directors.

     - Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

     - Proposals that mandate a minimum amount of company stock that directors must own.

     -    Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

     - Director and officer indemnification and liability protection. CMA is opposed to entirely eliminating directors' and officers' liability for monetary damages for violating the duty of care. CMA is also opposed to expanding coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. CMA supports proposals which provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he/she reasonably believed was in the best interests of the company, AND (ii) if the director's legal expenses would be covered.

     - Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

     - Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 10% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

     - Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

     -    Proposals asking a company to expense stock options.

     -    Proposals to put option repricings to a shareholder vote.

     - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

CMA generally will vote AGAINST:

     - Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.

     - Proposals to authorize the replacement or repricing of out-of-the money options.

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

     - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

          For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

     - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

     - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

     - Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

     - CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

     - CMA generally votes FOR shareholder proposals to eliminate a poison pill.

     - CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

     - CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.

Supermajority vote

     - CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

     - CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

     - Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

     - Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

          -    Credible reason exists to question:

               - The auditor's independence, as determined by applicable regulatory requirements.

               - The accuracy or reliability of the auditor's opinion as to the company's financial position.

          - Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.

     - Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

     - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

     - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

     - Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

     - Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.

CMA will vote AGAINST:

     - Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

     - Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

     - Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

     - FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

     - FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

     - Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

     - Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

     - Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

     - Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.

     - Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.

     - Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

8.  Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

     -    Board structure

     -    Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     - Ignore a shareholder proposal that is approved by a majority of shares outstanding;

     - Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

     -    Are interested directors and sit on the audit or nominating committee;
          or

     - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

     -    Past performance relative to its peers

     -    Market in which fund invests

     - Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

     - Past shareholder activism, board activity and votes on related proposals

     -    Strategy of the incumbents versus the dissidents

     -    Independence of incumbent directors; director nominees

     -    Experience and skills of director nominees

     -    Governance profile of the company

     -    Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Past performance as a closed-end fund

     -    Market in which the fund invests

     -    Measures taken by the board to address the discount

     - Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

     -    Proposed and current fee schedules

     -    Fund category/investment objective

     -    Performance benchmarks

     -    Share price performance as compared with peers

     -    Resulting fees relative to peers

     -    Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

     -    Stated specific financing purpose

     -    Possible dilution for common shares

     -    Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

     -    Potential competitiveness

     -    Regulatory developments

     -    Current and potential returns

     -    Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a nonfundamental restriction, considering the following factors:

     -    Fund's target investments

     -    Reasons given by the fund for the change

     -    Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:

     -    Political/economic changes in the target market

     -    Consolidation in the target market

     -    Current asset composition

Change in Fund's Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:

     -    Potential competitiveness

     -    Current and potential returns

     -    Risk of concentration

     -    Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

     -    Strategies employed to salvage the company

     -    Past performance of the fund

     -    Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

     -    The degree of change implied by the proposal

     -    The efficiencies that could result

     -    The state of incorporation; net effect on shareholder rights

     -    Regulatory standards and implications

CMA will vote FOR:

     - Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

     - Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

     -    Proposals enabling the Board to:

          -    Change, without shareholder approval the domicile of the fund

          - Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

     -    Regulations of both states

     -    Required fundamental policies of both states

     -    The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Fees charged to comparably sized funds with similar objectives

     -    The proposed distributor's reputation and past performance

     -    The competitiveness of the fund in the industry

     -    Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Resulting fee structure

     -    Performance of both funds

     -    Continuity of management personnel

     -    Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

     -    Performance of the fund's NAV

     -    The fund's history of shareholder relations

     -    The performance of other funds under the adviser's management

9. Alternative Investment Group ("AIG") Matters

The AIG Proxy Sub-Committee generally will vote in accordance with the guidelines set forth in this policy. With respect to matters that are not addressed by the guidelines, the AIG Proxy Sub-Committee will vote each such matter on a CASE-BY-CASE basis.

B. ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.

A Portfolio Manager, sub-adviser or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines stated in Section IV.A. In this situation, he or she shall request that the Proxy Committee consider voting the proxy other than according such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption.

C. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The following proposals require special, individual consideration. The Proxy Committee will determine how proxies related to all such proposals will be voted.

               1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

               2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

               3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

               4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

               5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified in Section IV.A.

               6. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

               7. PREEMPTIVE RIGHTS. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines set forth in Section IV above. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to effect the purposes of this Policy.

     - CMA shall use an independent, third-party vendor (currently Institutional Shareholder Services ("ISS")), to implement its proxy voting process as CMAs proxy voting agent. This retention is subject to CMA continuously assessing the vendor's independence from CMA and its affiliates, and the vendor's ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with CMA's proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor's other clients and the owners, officers or employees of any such firm, on the one hand, and CMA's clients, on the other hand. As means of performing this assessment, CMA will require various reports and notices from the vendor, as well as periodic audits of the vendor's voting record and other due diligence.

     - ISS shall provide proxy analysis and record keeping services in addition to voting proxies on behalf of CMA in accordance with this Policy.

     - On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in all accounts over which CMA has voting authority. Information regarding equity holdings for international portfolio shall be sent weekly.

     - ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be promptly noted and resolved by ISS, with notice to CMA.

     - Whenever a vote is solicited, ISS shall execute the vote according to CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section IV.A.

     - If ISS is not sure how to vote a particular proxy, then ISS will issue a request for voting instructions to CMA over a secure website. CMA personnel shall check this website regularly. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's understanding of the Voting Guidelines previously delivered to ISS. CMA shall promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

     - Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

     - ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

VI. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in CMA's Form ADV. Upon receipt of a Client's request for more information, CMA will provide to the Client a copy of this Policy and/or how CMA voted proxies for the Client pursuant to this Policy for up to a one-year period.

                       COLUMBIA MID CAP GROWTH FUND, INC.
                                  (THE "FUND")

    SUPPLEMENT TO THE PROSPECTUSES DATED JANUARY 1, 2004 (THE "PROSPECTUSES")

     The Prospectuses are hereby supplemented with the following information:

1. The date on the front cover of each of the Prospectuses is revised to read "________________, 2005."

2. The "Calendar Year Total Returns" and "Average Annual Total Returns" tables in the section entitled "Performance History" are updated and restated in their entirety as follows:

CALENDAR YEAR TOTAL RETURNS

CLASS A (1)

 1995    1996    1997    1998    1999    2000    2001     2002     2003   2004
-----   -----   -----   -----   -----   -----   ------   ------   -----   ----
29.53%  13.07%  12.64%  16.64%  36.33%  13.84%  -20.98%  -24.64%  29.86%  [___]%

(1) Class A is a newer class of shares. Its performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and Class Z shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A shares were initially offered on November 1, 2002, and Class Z shares were initially offered on November 20, 1985.

                                   For period shown in bar chart:
                                   Best quarter: Fourth Quarter ______, _______% Worst quarter: Third Quarter ______, _______%

CLASS T (2)

 1995    1996    1997    1998    1999    2000    2001     2002     2003   2004
-----   -----   -----   -----   -----   -----   ------   ------   -----   ----
29.53%  13.07%  12.64%  16.64%  36.33%  13.84%  -20.98%  -24.54%  29.95%  [___]%

(2) Class T is a newer class of shares. Its performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class T shares and Class Z shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class T shares were initially offered on November 1, 2002, and Class Z shares were initially offered on November 20, 1985.

                                   For period shown in bar chart:
                                   Best quarter: Fourth Quarter ______, _______% Worst quarter: Third Quarter ______, _______%

CLASS Z

 1995    1996    1997    1998    1999    2000    2001     2002     2003   2004
-----   -----   -----   -----   -----   -----   ------   ------   -----   ----
29.59%  13.07%  12.64%  16.64%  36.33%  13.84%  -20.98%  24.54%   30.43%  [___]%

                                   For period shown in bar chart:
                                   Best quarter: Fourth Quarter ______, _______% Worst quarter: Third Quarter ______, _______%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                                                 1 YEAR   5 YEARS   10 YEARS
                                                                 ------   -------   --------
Class A (%) (3)
   Return Before Taxes                                           [____]    [____]    [____]
   Return After Taxes on Distributions                           [____]    [____]    [____]
   Return After Taxes on Distributions and Sale of Fund Shares   [____]    [____]    [____]
Class B (%)(3)
   Return Before Taxes                                           [____]    [____]    [____]
   Return After Taxes on Distributions                           [____]    [____]    [____]
   Return After Taxes on Distributions and Sale of Fund Shares   [____]    [____]    [____]
Class C (%)(3)
   Return Before Taxes                                           [____]    [____]    [____]
   Return After Taxes on Distributions                           [____]    [____]    [____]
   Return After Taxes on Distributions and Sale of Fund Shares   [____]    [____]    [____]
Class D (%)(3)
   Return Before Taxes                                           [____]    [____]    [____]
   Return After Taxes on Distributions                           [____]    [____]    [____]
   Return After Taxes on Distributions and Sale of Fund Shares   [____]    [____]    [____]
Class T (%)(3)
   Return Before Taxes                                           [____]    [____]    [____]
   Return After Taxes on Distributions                           [____]    [____]    [____]
   Return After Taxes on Distributions and Sale of Fund Shares   [____]    [____]    [____]
Class G (%)(3)
   Return Before Taxes                                           [____]    [____]    [____]
   Return After Taxes on Distributions                           [____]    [____]    [____]
   Return After Taxes on Distributions and Sale of Fund Shares   [____]    [____]    [____]
Class Z (%)
   Return Before Taxes                                           [____]    [____]    [____]
   Return After Taxes on Distributions                           [____]    [____]    [____]
   Return After Taxes on Distributions and Sale of Fund Shares   [____]    [____]    [____]
Russell Midcap Growth Index (%)                                  [____]    [____]    [____]
Russell Midcap Index (%)

[(3) Class A, Class B, Class C, Class D, Class T and Class G are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to their inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class C shares were initially offered on October 13, 2003, Class A, B, D, T and G shares were initially offered on November 1, 2002, and Class Z shares were initially offered on November 20, 1985.]

3. The following sentence is added to the section entitled, "Performance
History":

     Year-to-date performance through ____________, 2005 for the following share classes of the Fund were as follows:

                               Class A --   ___%
                               Class T --   ___%
                               Class Z --   ___%

     4. The "Annual Fund Operating Expenses" and "Example Expenses" tables in the section entitled, "Your Expenses," are updated and restated in their entirety as follows:

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                              CLASS A    CLASS B   CLASS C   CLASS D   CLASS T    CLASS G    CLASS Z
                              -------    -------   -------   -------   -------    -------    -------
Management fee (%)            [0.89]      [0.89]    [0.89]    [0.89]   [0.89]     [0.89]      [0.89]
Distribution and service
   (12b-1) fees (%)           [0.25(4)]   [1.00]    [1.00]    [1.00]   [0.00]     [0.95(5)]   [0.00]
Other expenses (%) (6)(7)     [0.22]      [0.22]    [0.22]    [0.22]   [0.52(8)]  [0.22]      [0.22]
Total annual fund operating
   expenses (%) (6)(7)        [1.36]      [2.11]    [2.11]    [2.11]   [1.41]     [2.06]      [1.11]

[(4) The Fund may pay distribution and service (12b-1) fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.25% for shareholder liaison services and up to 0.10% for distribution services), but will limit such fees to an aggregate fee of not more than 0.25%.]

[(5) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95%.]

[(6) Restated to reflect changes in contractual rates for transfer agency and bookkeeping services effective November 1, 2003.]

[(7) The Fund's advisor has agreed to waive 0.05% of transfer agency fees for each Class A, B, C, D, T, G and Z share class, respectively. If these waivers were reflected in the table, other expenses for Class A, B, C, D, G and Z shares would be 0.17% for each class and other expenses for Class T would be 0.47; Total annual fund operating expenses for Class A, B, C, D, T, G and Z shares would be 1.31%, 2.06%, 2.06%, 2.06%, 1.36%, 2.01% and
     1.06%, respectively. This arrangement may be modified or terminated by the advisor at any time. ]

[(8) The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will not exceed the Fund's net investment income attributable to Class T and will limit such fees to an aggregate fee of not more than 0.30%]

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

                                                   1 YEAR    3 YEARS    5 YEARS   10 YEARS
                                                   ------   --------   --------   --------
Class A                                            [$706]     [$981]   [$1,277]   [$2,116]
Class B:   did not sell your shares                [$214]     [$661]   [$1,134]   [$2,441]
           sold all your shares at end of period   [$714]     [$961]   [$1,334]   [$2,441]
Class C:   did not sell your shares                [$214]     [$661]   [$1,134]   [$2,441]
           sold all your shares at end of period   [$314]     [$661]   [$1,134]   [$2,441]
Class D    did not sell your shares                [$214]     [$661]   [$1,134]   [$2,441]
           sold all your shares at end of period   [$314]     [$661]   [$1,134]   [$2,441]
Class T                                            [$710]     [$996]   [$1,302]   [$2,169]
Class G:   did not sell your shares                [$209]     [$646]   [$1,108]   [$2,223]
           sold all your shares at end of period   [$709]   [$1,046]   [$1,408]   [$2,223]
Class Z                                            [$113]     [$353]     [$612]   [$1,352]

     5. The section entitled "Financial Highlights" is updated and restated in its entirety as follows:

Selected data for a share outstanding throughout each period is as follows:

CLASS A SHARES

                           (UNAUDITED)
                           SIX MONTHS
                              ENDED      YEAR ENDED   PERIOD ENDED   PERIOD ENDED
                          FEBRUARY 28,   AUGUST 31,    AUGUST 31,    DECEMBER 31,
                              2005          2004        2003 (A)       2000 (B)
                          ------------   ----------   ------------   ------------
NET ASSET VALUE,
   BEGINNING OF PERIOD    $16.99          $18.09       $14.77         $15.15
                          ------          ------       ------         ------
INCOME FROM
   INVESTMENT
   OPERATIONS:
   Net investment
      loss (c)             (0.08)          (0.23)       (0.14)         (0.02)
   Net realized and
      unrealized gain
      (loss) on
      investments,
      futures contracts
      and written
      options               3.68           (0.87)        3.46          (0.36)
                          ------          ------       ------         ------
   Total from
      Investment
      Operations            3.60           (1.10)        3.32          (0.38)
                          ------          ------       ------         ------
NET ASSET VALUE, END      $20.59           16.99       $18.09         $14.77
   OF PERIOD
   Total return (d)(e)     21.19%(f)       (6.08)%      22.48%(f)      (2.51)%(f)
                          ------          ------       ------         ------
RATIOS/SUPPLEMENTAL
   DATA:
   Net assets, end of
      period (in
      thousands)          $5,547          $4,432       $4,525         $1,180
   Ratio of expenses
      to average net
      assets (g)            1.27%(h)        1.53%        1.60%(h)       1.49%(h)
   Ratio of net
      investment income
      (loss) to average
      net assets (g)          --%(h)(i)       --           --             --
   Waiver                   1.27%(h)        1.53%        1.60%(h)       1.49%(h)
   Portfolio turnover
      rate                    39%(f)         139%          78%(f)         88%

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(e) Had the Investment Advisor not waived a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 1%.

CLASS B SHARES

                           (UNAUDITED)
                           SIX MONTHS
                              ENDED       YEAR ENDED    PERIOD ENDED   PERIOD ENDED
                          FEBRUARY 28,    AUGUST 31,     AUGUST 31,    DECEMBER 31,
                              2005           2004         2003 (A)       2000 (B)
                          ------------    ----------    ------------   ------------
NET ASSET VALUE,
   BEGINNING OF PERIOD     $16.75         $ 17.98        $14.76         $15.15
                           ------         -------        ------         ------
INCOME FROM
   INVESTMENT
   OPERATIONS:
   Net investment
      loss (c)              (0.15)          (0.36)        (0.22)         (0.04)
   Net realized and
      unrealized gain
      (loss) on
      investments,
      futures contracts
      and written
      options                3.63           (0.87)         3.44          (0.35)
                           ------         -------        ------         ------
   Total from
      Investment
      Operations             3.48           (1.23)         3.22          (0.39)
                           ------         -------        ------         ------
NET ASSET VALUE, END       $20.23         $16.756        $17.98         $14.77
   OF PERIOD
   Total return (d)(e)      20.78%(f)       (6.84)%(f)    21.82%(f)      (2.57)%(f)
                           ------         -------        ------         ------
RATIOS/SUPPLEMENTAL
   DATA:
   Net assets, end of
      period (in
      thousands)           $5,913         $ 5,079        $4,242         $3,383
   Ratio of operating
      expenses to
      average net
      assets (g)             2.02%(h)        2.29%         2.36%(h)       2.32%(h)
   Ratio of interest
      expense to
      average net assets       --%(h)(i)       --            --             --
   Ratio of total
      expenses to
      average net
      assets (g)             2.02%(h)        2.29%         2.36%(h)       2.32%(h)
   Ratio of net
      investment loss
      to average net
      assets (g)            (1.62)%(h)      (1.97)%       (2.06)%(h)     (2.05)%(h)
   Waiver                    0.05%(h)        0.10%         0.12%(h)       0.12%(h)
   Portfolio turnover
      rate                     39%(f)         139%           78%(f)         88%

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming no contingent deferred sales charge.

(e) Had the Investment Advisor not waived a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 1%.

CLASS C SHARES

                               (UNAUDITED)
                                SIX MONTHS
                                  ENDED       YEAR ENDED
                               FEBRUARY 28,   AUGUST 31,
                                   2005          2004
                              -------------   ----------
NET ASSET VALUE,
   BEGINNING OF PERIOD        $16.79           $17.88
                              ------           ------
INCOME FROM
   INVESTMENT
   OPERATIONS:

   Net investment loss (b)     (0.15)           (0.30)
   Net realized and
      unrealized gain on
      investments, futures
      contracts and written
      options                   3.63            (0.79)
                              ------           ------
   Total from Investment
      Operations                3.48            (1.09)
                              ------           ------
NET ASSET VALUE, END
   OF PERIOD                  $20.27           $16.79
   Total return (c)(d)(e)      20.73%           (6.10)%
                              ------           ------
RATIOS/SUPPLEMENTAL
   DATA:
   Net assets, end of
      period (in thousands)   $  566           $  501
   Ratio of operating
      expenses to average
      net assets (f)(g)         2.02%            2.18%
   Ratio of interest
      expense to average
      net assets                  --%(g)(h)        --
   Ratio of net investment
      loss to average net
      assets (f)(g)            (1.62)%          (1.83)%
   Waiver (g)                   0.05%            0.08%
   Portfolio turnover rate        39%(e)          139%

(a) Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming no contingent deferred sales charge.

(d) Had the Investment Advisor not waived a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 1%.

CLASS D SHARES

                                   (UNAUDITED)
                                   SIX MONTHS
                                      ENDED      YEAR ENDED   PERIOD ENDED   PERIOD ENDED
                                  FEBRUARY 28,   AUGUST 31,    AUGUST 31,    DECEMBER 31,
                                      2005          2004        2003 (A)       2000 (B)
                                  ------------   ----------   ------------   ------------
NET ASSET VALUE,
   BEGINNING OF PERIOD            $16.77          $17.98       $14.76         $15.15
                                  ------          ------       ------         ------
INCOME FROM
   INVESTMENT
   OPERATIONS:
   Net investment loss (c)         (0.15)          (0.34)       (0.21)         (0.04)
   Net realized and
      unrealized gain (loss)
      on investments,
      futures contracts and
      written options               3.63           (0.87)        3.43          (0.35)
                                  ------          ------       ------         ------
   Total from Investment
      Operations                    3.48           (1.21)        3.22          (0.39)
                                  ------          ------       ------         ------
NET ASSET VALUE, END
   OF PERIOD                      $20.25          $16.77       $17.98         $14.76
   Total return (d)(e)             20.75%(f)       (6.73)%      21.82%(f)      (2.57)%(f)
                                  ------          ------       ------         ------
RATIOS/SUPPLEMENTAL
   DATA:
   Net assets, end of
      period (in thousands)       $  539          $  599       $  737         $  433
   Ratio of operating
      expenses to average
      net assets (g)                2.02%(h)        2.19%        2.27%(h)       2.32%(h)
   Ratio of interest
      expense to average
      net assets                      --%(h)(i)       --           --             --
   Ratio of total expenses
      to average net assets (g)     2.02%(h)        2.19%        2.27%(h)       2.32%(h)
   Ratio of net investment
      loss to average net
      assets (g)                   (1.62)%(h)      (1.87)%      (1.97)%(h)     (2.05)%(h)
   Waiver                           0.05%(h)        0.08%        0.09%(h)       0.09%(h)
   Portfolio turnover rate            39%(f)         139%          78%(f)         88%

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming no contingent deferred sales charge.

(e) Had the Investment Advisor not waived a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 1%.

CLASS G SHARES

                                     (UNAUDITED)
                                     SIX MONTHS
                                        ENDED       YEAR ENDED   PERIOD ENDED   PERIOD ENDED
                                    FEBRUARY 28,    AUGUST 31,    AUGUST 31,    DECEMBER 31,
                                        2005           2004        2003 (A)       2000 (B)
                                    ------------    ----------   ------------   ------------
NET ASSET VALUE, BEGINNING OF
   PERIOD                           $ 16.70         $17.98        $14.77         $15.15
                                    -------         ------        ------         ------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment loss (c)            (0.15)         (0.41)        (0.23)         (0.04)
   Net realized and unrealized
      gain (loss) on investments,
      futures contracts and
      written options                  3.62          (0.87)         3.44          (0.34)
                                    -------         ------        ------         ------
   Total from Investment
      Operations                       3.47          (1.28)         3.21          (0.38)
                                    -------         ------        ------         ------
NET ASSET VALUE, END OF PERIOD      $ 20.17         $16.70        $17.98         $14.77
   Total return (d)                   20.78%(e)(f)   (7.12)%(e)    21.73%(f)      (2.51)%(f)
                                    -------         ------        ------         ------
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
      (in thousands)                $   734         $  647        $  806         $  753
   Ratio of operating expenses to
      average net assets (g)           1.97%(h)       2.57%         2.47%(h)       2.35%(h)
   Ratio of interest expense to
      average net assets                 --%(h)(i)      --            --             --
   Ratio of total expenses to
      average net assets (g)           1.97%(h)       2.57%         2.47%(h)       2.35%(h)
   Ratio of net investment loss
      to average net assets (g)       (1.57)%(h)     (2.25)%       (2.17)%(h)     (2.08)%(h)
   Waiver                              0.05%(h)       0.01%           --             --
   Portfolio turnover rate               39%(f)        139%           78%(f)         88%

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b) Class G shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming no contingent deferred sales charge.

(e) Had the Investment Advisor not waived a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 1%.

CLASS T SHARES

                                     (UNAUDITED)
                                     SIX MONTHS
                                        ENDED       YEAR ENDED    PERIOD ENDED   PERIOD ENDED
                                    FEBRUARY 28,    AUGUST 31,     AUGUST 31,    DECEMBER 31,
                                        2005           2004         2003 (A)       2000 (B)
                                    ------------    ----------    ------------   ------------
NET ASSET VALUE, BEGINNING OF
   PERIOD                           $ 17.03         $ 18.12       $ 14.79        $ 15.15
                                    -------         -------       -------        -------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment loss (c)            (0.09)          (0.22)        (0.12)         (0.02)
   Net realized and unrealized
      gain (loss) on investments,
      futures contracts and
      written options                  3.69           (0.87)         3.45          (0.34)
                                    -------         -------       -------        -------
   Total from Investment
      Operations                       3.60           (1.09)         3.33          (0.36)
                                    -------         -------       -------        -------
NET ASSET VALUE, END OF PERIOD      $ 20.63         $ 17.03       $ 18.12        $ 14.79
   Total return (d)                   21.14%(e)(f)    (6.02)%(e)    22.52%(f)      (2.38)%(f)
                                    -------         -------       -------        -------
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
      (in thousands)                $28,307         $25,236       $29,920        $25,966
   Ratio of operating expenses to
      average net assets (g)           1.32%(h)        1.50%         1.46%(h)       1.45%(h)
   Ratio of interest expense to
      average net assets                 --%(h)(i)       --            --             --
   Ratio of total expenses to
      average net assets (g)           1.32%(h)        1.50%         1.46%(h)       1.45%(h)
   Ratio of net investment loss
      to average net assets (g)       (0.92)%(h)      (1.19)%       (1.16)%(h)     (1.18)%(h)
   Waiver                              0.05%(h)        0.01%           --             --
   Portfolio turnover rate               39%(f)         139%           78%(f)         88%

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming no contingent deferred sales charge.

(e) Had the Investment Advisor not reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 1%.

                                               CLASS Z SHARES
                              -----------------------------------------------
                              (UNAUDITED)
                               SIX MONTHS
                                 ENDED          YEAR ENDED       PERIOD ENDED                  YEAR ENDED DECEMBER 31,
                                FEBRUARY        AUGUST 31,        AUGUST 31,      -------------------------------------------------
                                28, 2005           2004            2003 (A)       2002 (B)         2001         2000         1999
                              -----------      -----------       ------------     --------       --------    ----------    --------
NET ASSET VALUE,
   BEGINNING OF PERIOD        $  17.14         $     18.17       $  14.79         $  19.60       $  25.99    $    29.93    $  23.62
                              --------         -----------       --------
INCOME FROM
   INVESTMENT OPERATIONS:
   Net investment
      income (loss)              (0.06)(c)           (0.14)(c)      (0.08)(c)        (0.13)(c)      (0.11)        (0.10)      (0.16)
   Net realized and
      unrealized gain
      (loss) on investments,
      futures contracts
      and written options         3.72               (0.89)          3.46            (4.68)         (5.35)         4.45        8.74
                              --------         -----------       --------
   Total from Investment
      Operations                  3.66               (1.03)          3.38            (4.81)         (5.46)         4.35        8.58
                              --------         -----------       --------
LESS DISTRIBUTIONS
   From net investment
      income                        --                  --             --               --          (0.93)        (8.29)      (2.27)
                              --------         -----------       --------
NET ASSET VALUE, END OF
   PERIOD                     $  20.80         $     17.14       $  18.17         $  14.79       $  19.60    $    25.99    $  29.93
   Total return (d)              21.35%(e)(f)        (5.67)%(e)     22.85%(e)(f)    (24.54)%(e)    (20.98)%        3.84%      36.33%
                              --------         -----------       --------
RATIOS/SUPPLEMENTAL
   DATA:
   Net assets, end of
      period (in thousands)   $823,299         $   825,988       $998,943         $807,342       $786,071    $1,095,525    $918,322
   Ratio of operating
      expenses to average
      net assets (g)              1.02%(h)            1.07%          1.09%(h)         1.12%          1.08%         0.99%       1.09%
   Ratio of interest
      expense to average
      net assets                    --%(h)(i)           --             --               --             --            --          --
   Ratio of total
      expenses to average
      net assets (g)              1.02%(h)            1.07%          1.09%(h)         1.12%          1.08%         0.99%       1.09%
   Ratio of net investment
      loss to average net
      assets (g)                 (0.62)%(h)          (0.75)%        (0.80)%(h)       (0.85)%        (0.49)%       (0.38)%    (0.64)%
   Waiver                         0.05%(h)            0.05%          0.05%(h)         0.05%            --            --          --
   Portfolio turnover rate          39%(f)             139%            78%(f)           88%           186%          169%        135%

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  On November 1, 2002, the existing Fund shares were renamed Class Z shares.

(c) Per share data was calculated using average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested.

(e) Had the Investment Advisor not waived a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 1%.

     6. The information under the heading, "For More Information - Investment Company Act file number" is revised as follows:

          Columbia Funds Series Trust I: 811-4367

               -    Columbia Mid Cap Growth Fund

     7. The section entitled "MANAGING THE FUND - PORTFOLIO MANAGER" is replaced in entirety with the following:

PORTFOLIO MANAGER

MR. KENNETH A. KORNGIEBEL, CFA, a Senior Vice President of Columbia Management manages the Fund and is responsible for implementing and maintaining the investment themes and strategies of the Fund. Mr. Korngiebel joined Columbia in 1996 and has managed the Fund since June 2004.

     8. As discussed in greater detail in earlier supplements, on March 15, 2004, Columbia Management Advisors, Inc. ("Columbia Management"), the Fund's adviser, and Columbia Funds Distributor, Inc. ("CFD") the distributor of the Fund's shares (collectively, "Columbia"), entered into agreements in principle with the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") to resolve the proceedings brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds.

     On February 9, 2005, Columbia entered into an Assurance of Discontinuance with the NYAG (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order" and together, the "Settlements"). The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle.

     Under the terms of the SEC Order, Columbia has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review Columbia's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

     Pursuant to the procedures set forth in the SEC Order, the settlement amounts will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with Columbia and the Fund's independent trustees and not unacceptable to the staff of the SEC. More specific information on the distribution plan will be communicated at a later date.

     As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia Funds, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

     A copy of the SEC Order will be available on the SEC's website at http://www.sec.gov. A copy of the NYAG Settlement will be available as part of the Bank of America Corporation Form 8-K filing on or about February 10, 2005.

     9. Columbia Funds Distributor, Inc. (the Fund's distributor) and Columbia Funds Services, Inc. (the Fund's transfer agent) have changed their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.

     27. The Prospectuses are hereby supplemented with the following information relating to hypothetical investment and expense information:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

     The following supplemental hypothetical investment information provides additional information about the effect of the expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Funds assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested and that Class B shares and Class G shares converts to Class A shares and Class T shares, respectively, after eight years. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any fee waiver or expense reimbursement. Your actual costs may be higher or lower.

CLASS A

                               ANNUAL EXPENSE RATIO
                                      1.36%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
1             5.00%              $ 9,896.25                  3.64%               $ 9,768.07      $  705.51
2            10.25%              $10,391.06                  7.41%               $10,123.63      $  135.26
3            15.76%              $10,910.62                 11.32%               $10,492.13      $  140.19
4            21.55%              $11,456.15                 15.37%               $10,874.04      $  145.29
5            27.63%              $12,028.95                 19.57%               $11,269.86      $  150.58
6            34.01%              $12,630.40                 23.93%               $11,680.08      $  156.06
7            40.71%              $13,261.92                 28.44%               $12,105.23      $  161.74
8            47.75%              $13,925.02                 33.11%               $12,545.86      $  167.63
9            55.13%              $14,621.27                 37.96%               $13,002.53      $  173.73
10           62.89%              $15,352.33                 42.98%               $13,475.83      $  180.05

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 5,927.33
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 4,050.83
TOTAL ANNUAL FEES AND
   EXPENSES                                                                                      $2,116.04

CLASS B

                               ANNUAL EXPENSE RATIO
                                      2.11%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
1             5.00%              $10,500.00                  2.89%               $10,289.00      $  214.05
2            10.25%              $11,025.00                  5.86%               $10,586.35      $  220.23
3            15.76%              $11,576.25                  8.92%               $10,892.30      $  226.60
4            21.55%              $12,155.06                 12.07%               $11,207.09      $  233.15
5            27.63%              $12,762.82                 15.31%               $11,530.97      $  239.89
6            34.01%              $13,400.96                 18.64%               $11,864.21      $  246.82
7            40.71%              $14,071.00                 22.07%               $12,207.09      $  253.95
8            47.75%              $14,774.55                 25.60%               $12,559.88      $  261.29
9            55.13%              $15,513.28                 30.17%               $13,017.06      $  173.92
10           62.89%              $16,288.95                 34.91%               $13,490.88      $  180.25

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 6,288.95
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 3,490.88
TOTAL ANNUAL FEES AND
   EXPENSES                                                                                      $2,250.15

CLASS C

                               ANNUAL EXPENSE RATIO
                                      2.11%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
1             5.00%              $10,500.00                  2.89%               $10,289.00      $  214.05
2            10.25%              $11,025.00                  5.86%               $10,586.35      $  220.23
3            15.76%              $11,576.25                  8.92%               $10,892.30      $  226.60
4            21.55%              $12,155.06                 12.07%               $11,207.09      $  233.15
5            27.63%              $12,762.82                 15.31%               $11,530.97      $  239.89
6            34.01%              $13,400.96                 18.64%               $11,864.21      $  246.82
7            40.71%              $14,071.00                 22.07%               $12,207.09      $  253.95
8            47.75%              $14,774.55                 25.60%               $12,559.88      $  261.29
9            55.13%              $15,513.28                 29.23%               $12,922.86      $  268.84
10           62.89%              $16,288.95                 32.96%               $13,296.33      $  276.61

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 6,288.95
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 3,296.33
TOTAL ANNUAL FEES AND
   EXPENSES                                                                                      $2,441.43

CLASS D

                               ANNUAL EXPENSE RATIO
                                      2.11%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
1             5.00%              $10,500.00                  2.89%               $10,289.00      $  214.05
2            10.25%              $11,025.00                  5.86%               $10,586.35      $  220.23
3            15.76%              $11,576.25                  8.92%               $10,892.30      $  226.60
4            21.55%              $12,155.06                 12.07%               $11,207.09      $  233.15
5            27.63%              $12,762.82                 15.31%               $11,530.97      $  239.89
6            34.01%              $13,400.96                 18.64%               $11,864.21      $  246.82
7            40.71%              $14,071.00                 22.07%               $12,207.09      $  253.95
8            47.75%              $14,774.55                 25.60%               $12,559.88      $  261.29
9            55.13%              $15,513.28                 29.23%               $12,922.86      $  268.84
10           62.89%              $16,288.95                 32.96%               $13,296.33      $  276.61

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 6,288.95
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 3,296.33
TOTAL ANNUAL FEES AND
   EXPENSES                                                                                      $2,441.43

CLASS G

                               ANNUAL EXPENSE RATIO
                                      2.06%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
1             5.00%              $10,500.00                  2.94%               $10,294.00      $  209.03
2            10.25%              $11,025.00                  5.97%               $10,596.64      $  215.17
3            15.76%              $11,576.25                  9.08%               $10,908.18      $  221.50
4            21.55%              $12,155.06                 12.29%               $11,228.89      $  228.01
5            27.63%              $12,762.82                 15.59%               $11,559.01      $  234.72
6            34.01%              $13,400.96                 18.99%               $11,898.85      $  241.62
7            40.71%              $14,071.00                 22.49%               $12,248.68      $  248.72
8            47.75%              $14,774.55                 26.09%               $12,608.79      $  256.03
9            55.13%              $15,513.28                 30.61%               $13,061.44      $  180.98
10           62.89%              $16,288.95                 35.30%               $13,530.35      $  187.47

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 6,288.95
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 3,530.35
TOTAL ANNUAL FEES AND
   EXPENSES                                                                                      $2,223.25

CLASS T

                               ANNUAL EXPENSE RATIO
                                      1.41%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
1             5.00%              $ 9,896.25                  3.59%               $ 9,763.36      $  710.28
2            10.25%              $10,391.06                  7.31%               $10,113.86      $  140.13
3            15.76%              $10,910.62                 11.16%               $10,476.95      $  145.17
4            21.55%              $11,456.15                 15.15%               $10,853.07      $  150.38
5            27.63%              $12,028.95                 19.29%               $11,242.70      $  155.78
6            34.01%              $12,630.40                 23.57%               $11,646.31      $  161.37
7            40.71%              $13,261.92                 28.00%               $12,064.41      $  167.16
8            47.75%              $13,925.02                 32.60%               $12,497.53      $  173.16
9            55.13%              $14,621.27                 37.36%               $12,946.19      $  179.38
10           62.89%              $15,352.33                 42.29%               $13,410.95      $  185.82

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 5,927.33
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 3,985.95
TOTAL ANNUAL FEES AND
   EXPENSES                                                                                      $2,168.63

CLASS Z

                               ANNUAL EXPENSE RATIO
                                      1.11%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
1             5.00%              $10,500.00                  3.89%               $10,389.00      $  113.16
2            10.25%              $11,025.00                  7.93%               $10,793.13      $  117.56
3            15.76%              $11,576.25                 12.13%               $11,212.98      $  122.13
4            21.55%              $12,155.06                 16.49%               $11,649.17      $  126.88
5            27.63%              $12,762.82                 21.02%               $12,102.32      $  131.82
6            34.01%              $13,400.96                 25.73%               $12,573.10      $  136.95
7            40.71%              $14,071.00                 30.62%               $13,062.20      $  142.28
8            47.75%              $14,774.55                 35.70%               $13,570.32      $  147.81
9            55.13%              $15,513.28                 40.98%               $14,098.20      $  153.56
10           62.89%              $16,288.95                 46.47%               $14,646.62      $  159.53

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 6,288.95
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 4,646.62
TOTAL ANNUAL FEES AND
   EXPENSES                                                                                      $1,351.68

     Sections 11 through 20 of the supplement apply only to Classes A, B, C, and D of the Fund.

     11. The footnotes to the table entitled "Shareholder Fees" are revised to provide that the contingent deferred sales charge ("CDSC") applicable to Class A shares applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.

     12. The section entitled "Investment Minimums" is revised in its entirety as follows:

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Please see the Statement of Additional Information for more details on investment minimums.

     13. The call-out box entitled "Choosing a Share Class" is revised in its entirety as follows:

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B AND C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

     14. The table entitled "Class A Sales Charges" is replaced in its entirety as follows:

     For Fixed Income Funds (other than Columbia Money Market Fund and Columbia Municipal Money Market Fund):

CLASS A SALES CHARGES

                                    AS A % OF THE                      % OF OFFERING PRICE
                                   PUBLIC OFFERING   AS A % OF YOUR   RETAINED BY FINANCIAL
AMOUNT PURCHASED                        PRICE          INVESTMENT            ADVISOR
----------------                   ---------------   --------------   ---------------------
Less than $50,000                       4.75              4.99                4.25
$50,000 to less than $100,000           4.50              4.71                4.00
$100,000 to less than $250,000          3.50              3.63                3.00
$250,000 to less than $500,000          2.50              2.56                2.25
$500,000 to less than $1,000,000        2.00              2.04                1.75
$1,000,000 or more                      0.00              0.00                0.00

     For Short-Intermediate Fixed Income Funds:

CLASS A SALES CHARGES

                                    AS A % OF THE                      % OF OFFERING PRICE
                                   PUBLIC OFFERING   AS A % OF YOUR   RETAINED BY FINANCIAL
AMOUNT PURCHASED                        PRICE          INVESTMENT            ADVISOR
----------------                   ---------------   --------------   ---------------------
Less than $100,000                      3.25              3.36                3.00
$100,000 to less than $250,000          2.50              2.56                2.25
$250,000 to less than $500,000          2.00              2.04                1.75
$500,000 to less than $1,000,000        1.50              1.52                1.25
$1,000,000 or more                      0.00              0.00                0.00

     For Short-Term Fixed Income Funds:

CLASS A SALES CHARGES

                                    AS A % OF THE                      % OF OFFERING PRICE
                                   PUBLIC OFFERING   AS A % OF YOUR   RETAINED BY FINANCIAL
AMOUNT PURCHASED                        PRICE          INVESTMENT            ADVISOR
----------------                   ---------------   --------------   ---------------------
Less than $100,000                      1.00              1.01                0.75
$100,000 to less than $250,000          0.75              0.76                0.50
$250,000 to less than $1,000,000        0.50              0.50                0.40
$1,000,000 or more                      0.00              0.00                0.00

     15. The paragraph immediately following the table entitled "Class A Sales Charges" is revised in its entirety as follows:

Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

     16. For all Funds (other than Columbia Large Company Index Fund, Columbia Small Company Index Fund and Columbia U.S. Treasury Index Fund), the table entitled "Purchases Over $1 Million" for Class A shares is replaced in its entirety as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                      COMMISSION %
----------------                      ------------
Less than $3 million                      1.00
$3 million to less than $50 million       0.50
$50 million or more                       0.25

For certain group retirement plans, financial advisors will receive a 1% commission from the distributor on all purchases less than $3 million.

     17. The section entitled "Reduced Sales Charges for Larger Investments" is revised in its entirety as follows:

     A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

     B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

     -    Individual accounts

     -    Joint accounts

     -    Certain IRA accounts

     -    Certain trusts

     -    UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

     C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

     D. How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, though fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

     18. All disclosure related to Class B Sales Charges under the section entitled "Sales Charges" is revised in its entirety as follows:

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

For all Funds (other than the Short-Intermediate Fixed Income Funds):

Purchases of less than $50,000

CLASS B SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

     For Short-Intermediate Fixed Income Funds:

Purchases of less than $50,000

CLASS B SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    3.00
Through second year                   3.00
Through third year                    2.00
Through fourth year                   1.00
Through fifth year                    0.00
Through sixth year                    0.00
Longer than six years                 0.00

Commission to financial advisors is 2.75%.

Automatic conversion to Class A shares occurs eight years after purchase.

     19. The instructions with respect to redemptions by systematic withdrawal plan in the table under the section "How to Sell Shares" are revised in their entirety as follows:

You may automatically sell a specified dollar amount or percentage of your account on a monthly, quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance requirement has been waived for wrap accounts. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

     Sections 20 through 26 of this supplement apply only to Classes T and G of the Fund.

     20. The footnotes to the table entitled "Shareholder Fees" are revised to provide that the contingent deferred sales charge ("CDSC") applicable to Class T shares applies only to certain Class T shares bought without an initial sales charge that are sold within 12 months of purchase.

     21. The section entitled "Investment Minimums" is revised in its entirety as follows:

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Please see the Statement of Additional Information for more details on investment minimums.

     22. The paragraph immediately following the table entitled "Class T Sales Charges" is revised in its entirety as follows:

Class T shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class T share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

     23. For all Funds, the table entitled "Purchases Over $1 Million" for Class T shares is replaced in its entirety as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                      COMMISSION %
----------------                      ------------
Less than $3 million                      1.00
$3 million to less than $50 million       0.50
$50 million or more                       0.25

For certain group retirement plans, financial advisors will receive a 1% commission from the distributor on all purchases less than $3 million.

     24. The section entitled "Reduced Sales Charges for Larger Investments" is revised in its entirety as follows:

     A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class T shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class T shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

     B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

     -    Individual accounts

     -    Joint accounts

     -    Certain IRA accounts

     -    Certain trusts

     -    UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

          1. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

          2. How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, though fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

     25. Under the section entitled "Sales Charges," the "Class G Sales Charges" table is revised in its entirety as follows:

Purchases of less than $50,000

CLASS G SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    4.00
Through fourth year                   4.00
Through fifth year                    3.00
Through sixth year                    2.00
Through seventh year                  1.00
Longer than seven years               0.00

     26. The instructions with respect to redemptions by systematic withdrawal plan in the table under the section "How to Sell Shares" are revised in their entirety as follows:

You may automatically sell a specified dollar amount or percentage of your account on a monthly, quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance requirement has been waived for wrap accounts. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

     Section 27 of this supplement applies only to Class Z of the Fund.

     27. The section entitled "Eligible Investors" is revised in its entirety as follows:

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.

IMPORTANT THINGS TO CONSIDER WHEN DECIDING ON A CLASS OF SHARES:

Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.

Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by an intermediary. Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.

Eligible Investors and their applicable investment minimums are as follows:

No minimum initial investment

- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

- Any group retirement plan, including defined benefit and defined contribution plans such as: 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of a Fund's transfer agent;

- Any investor purchasing through a Columbia Management Group state tuition plan organized under Section 529 of the Internal Revenue Code; or

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

$1,000 minimum initial investment

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (CMD) (i) who holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by CMD;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by CMD;

- Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;

- Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $1,000 minimum investment requirement);

- Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; or

- Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.

     The Funds reserve the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Funds also reserve the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

[Control #] _________                                          [Date] __________

COLUMBIA MID CAP GROWTH FUND           Prospectus, January 1, 2005

Formerly Columbia Special Fund

CLASS A, B, C AND D* SHARES

Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   4
Your Expenses........................................   6


YOUR ACCOUNT                                            8
---------------------------------------------------------
How to Buy Shares....................................   8
Sales Charges........................................   9
How to Exchange Shares...............................  14
How to Sell Shares...................................  15
Fund Policy on Trading of Fund Shares................  16
Distribution and Service Fees........................  17
Other Information About Your Account.................  18


MANAGING THE FUND                                      21
---------------------------------------------------------
Investment Advisor...................................  21
Portfolio Managers...................................  21


FINANCIAL HIGHLIGHTS                                   22
---------------------------------------------------------

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

*EFFECTIVE OCTOBER 13, 2003, THIS FUND'S CLASS D SHARES WERE CLOSED TO NEW INVESTORS.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks significant capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Midcap Index.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
In seeking to achieve its investment objective, the Fund will focus on growth stocks. The Fund may also invest up to 20% of its net assets in small-cap and large-cap companies, as compared to the Russell Midcap Index, when the advisor believes they offer comparable capital appreciation opportunities or may help stabilize the portfolio. Columbia will monitor economic conditions to determine the appropriate percentage of the Fund's assets that will be invested in mid-cap companies.

The Fund may invest in special situations such as initial public offerings
(IPOs); companies that may benefit from technological or product developments or new management; and companies involved in tender offers, leveraged buy-outs or mergers.

The Fund may also invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures), and certain options and financial futures contracts (derivatives). The Fund may also invest, to a limited extent, in foreign securities, including American Depository Receipts.

As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as noted otherwise, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

----
 2

THE FUND

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Special situations have risk because they often involve major corporate changes and, thus, present a high degree of uncertainty as to the security's market price.

Sector risk is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a

                                                                            ----

THE FUND

convertible security's market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer's convertible securities generally entail less risk than its common stock but more risk than its debt obligations.

The Fund may also invest in stock futures and option contracts, which are traditional types of derivatives. A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Losses (or gains) involving derivatives can sometimes be substantial. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that generally can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risk. The Fund will not use derivatives for speculative purposes or as leveraged investment that may magnify gains or losses.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B, C and D shares, including sales charges, compare with those of broad measures of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

----
 4

THE FUND

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were reflected, these returns would be lower.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

              The Fund's returns are compared to the Russell Midcap Index and the Russell Midcap Growth Index. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)

                                  (BAR CHART)

                        2.29%     29.53%     13.07%     12.64%     16.64%     36.33%     13.84%                           29.86%
                                                                                                    -20.98%    -24.64%
                        1994       1995       1996       1997       1998       1999       2000       2001       2002       2003


            The Fund's year-to-date total return through  For period shown in bar chart:
            September 30, 2004 (Class A) was -7.66%.      Best quarter: 4th quarter 1999, +37.43%
                                                          Worst quarter: 1st quarter 2001, -20.28%

 (1) Class A is a newer class of shares. Its performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and Class Z shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A shares were initially offered on November 1, 2002, and Class Z shares were initially offered on November 20, 1985.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                            ----

THE FUND

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2003(2)

                                                                1 YEAR          5 YEARS         10 YEARS
Class A (%)
  Return Before Taxes                                            22.39           2.49             8.33
  Return After Taxes on Distributions                            22.39           0.48             5.59
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                         14.55           1.43             5.81
--------------------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                            23.86           3.26             8.89
  Return After Taxes on Distributions                            23.86           1.20             6.13
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                         15.51           2.08             6.32
--------------------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                            28.00           3.56             8.90
  Return After Taxes on Distributions                            28.00           1.52             6.14
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                         18.20           2.35             6.33
--------------------------------------------------------------------------------------------------------
Class D (%)
  Return Before Taxes                                            26.58           3.33             8.77
  Return After Taxes on Distributions                            26.58           1.30             6.02
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                         17.28           2.15             6.22
--------------------------------------------------------------------------------------------------------
Russell Midcap Growth Index (%)                                  42.71           2.01             9.40
--------------------------------------------------------------------------------------------------------
Russell Midcap Index (%)                                         40.06           7.23            12.18

 (2) Class A, Class B, Class C and Class D are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to their inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class C shares were initially offered on October 13, 2003, Class A, B and D shares were initially offered on November 1, 2002, and Class Z shares were initially offered on November 20, 1985.

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and other administrative costs including pricing and custody services.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table, but does reflect the waiver of the initial sales charge for Class D shares. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class B shares convert to Class A shares after eight years
             -------------------------------------------------------------------

----
 6

THE FUND

SHAREHOLDER FEES(3) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                               CLASS A         CLASS B         CLASS C         CLASS D
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         5.75            0.00            0.00            1.00(4)
----------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               1.00(5)         5.00            1.00            1.00
----------------------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             (6)             (6)             (6)             (6)

 (3) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (4) The Fund's advisor has agreed to waive indefinitely the front-end sales charge for purchases of Class D shares by existing Class D shareholders.

 (5) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

 (6) There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                               CLASS A         CLASS B         CLASS C         CLASS D
Management fee (%)                                              0.89            0.89            0.89            0.89
----------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                       0.25(8)         1.00            1.00            1.00
----------------------------------------------------------------------------------------------------------------------
Other expenses(7)(9) (%)                                        0.22            0.22            0.22            0.22
----------------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses(7)(9) (%)                  1.36            2.11            2.11            2.11

 (7) Restated to reflect changes in contractual rates for transfer agency and bookkeeping services effective November 1, 2003.

 (8) The Fund may pay distribution and service (12b-1) fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.25% for shareholder liaison services and up to 0.10% for distribution services), but will limit such fees to an aggregate fee of not more than 0.25%.

 (9) The Fund's advisor has agreed to waive 0.05% of transfer agency fees for each Class A, B, C and D share class, respectively. If these waivers were reflected in the table, other expenses for Class A, B, C and D shares would be 0.17% for each class, respectively, and total annual fund operating expenses for Class A, B, C and D shares would be 1.31%, 2.06%, 2.06% and 2.06%, respectively. This arrangement may be modified or terminated by the advisor at any time.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

EXPENSE EXAMPLE                                                  1 YEAR         3 YEARS         5 YEARS         10 YEARS
Class A                                                           $706           $981           $1,277           $2,116
------------------------------------------------------------------------------------------------------------------------
Class B   did not sell your shares                                $214           $661           $1,134           $2,441
          sold your shares at
          end of period                                           $714           $961           $1,334           $2,441
------------------------------------------------------------------------------------------------------------------------
Class C   did not sell your shares                                $214           $661           $1,134           $2,441
          sold your shares at
          end of period                                           $314           $661           $1,134           $2,441
------------------------------------------------------------------------------------------------------------------------
Class D   did not sell your shares                                $214           $661           $1,134           $2,441
          sold your shares at
          end of period                                           $314           $661           $1,134           $2,441

                                                                            ----

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund or your financial advisor receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

Notice to Fund Shareholders: Class D shares are closed to new investors and new accounts. The Fund now offers Class C shares, which are subject to the same service and distribution fees and sales charges as Class D shares except Class C shares are not subject to a front-end sales charge. The Fund's advisor has agreed to waive indefinitely the front-end sales charge for purchases of Class D shares by existing Class D investors. For more information on expenses and sales charges for Class C shares and Class D shares, see "The Fund -- Your Expenses" and "Your Account -- Sales Charges" in this Prospectus.

             -------------------------------------------------------------------
INVESTMENT MINIMUMS

                   Initial Investment..........................................  $1,000
                   Subsequent Investments......................................  $   50
                   Automatic Investment Plan*..................................  $   50
                   Retirement Plan*............................................  $   25

              * The initial investment minimum of $1,000 is waived on these plans.

              The Fund reserves the right to change these investment
              minimums. The Fund also reserves the right to refuse a
              purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
             -------------------------------------------------------------------

----
 8

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of the New York Stock
                       Exchange (NYSE), usually 4:00 p.m. Eastern time. Your
                       financial advisor may charge you fees for executing the
                       purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts send a completed application and check made
(new account)          payable to the Fund and mailed to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts fill out and return the additional
(existing account)     investment stub included in your quarterly statement, or
                       send a letter of instruction including your Fund name and
                       account number with a check made payable to the Fund to
                       Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class of the Fund at no additional cost.
                       There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By wire                You may purchase shares by wiring money from your bank
                       account to your Fund account. To wire funds to your Fund
                       account, call 1-800-422-3737 for wiring instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares by electronically transferring money
funds transfer         from your bank account to your Fund account by calling
                       1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good
                       form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You can make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You can select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You can purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       fund shares of the same class at no additional cost. You
                       must have a current balance of at least $5,000 in the fund the money is coming from. Exchanges will continue so long as your fund balance is sufficient to complete the transfers.
                       You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling
                       1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.

SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

             -------------------------------------------------------------------

              CHOOSING A SHARE CLASS

              The Fund offers four classes of shares in this prospectus -- CLASS A, B, C and D. Class D shares are closed to new investors and new accounts. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

              The Fund also offers additional classes of shares,
              exclusively to certain institutional and other investors.
              These shares are made available through separate prospectuses provided to these investors.
             -------------------------------------------------------------------

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your

                                                                            ----

YOUR ACCOUNT

account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES

                                                                                                      % OF OFFERING
                                                                AS A % OF                                 PRICE
                                                                THE PUBLIC           AS A %            RETAINED BY
                                                                 OFFERING           OF YOUR             FINANCIAL
AMOUNT PURCHASED                                                  PRICE            INVESTMENT            ADVISOR
Less than $50,000                                                  5.75               6.10                5.00
-------------------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                                      4.50               4.71                3.75
-------------------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                                     3.50               3.63                2.75
-------------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                                     2.50               2.56                2.00
-------------------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                                   2.00               2.04                1.75
-------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                 0.00               0.00                0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                                COMMISSION %
Less than $3 million                                                1.00
----------------------------------------------------------------------------
$3 million to less than $5 million                                  0.80
----------------------------------------------------------------------------
$5 million to less than $25 million                                 0.50
----------------------------------------------------------------------------
$25 million or more                                                 0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

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 10

YOUR ACCOUNT

             -------------------------------------------------------------------

              UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

              Certain investments in Class A, B, C and D shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
              time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares you have held the longest.
             -------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS
A.  What are the principal ways to obtain a breakpoint discount?
There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date of the Statement of Intent is received by the Fund.

B.  What accounts are eligible for breakpoint discounts?
The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

- Individual accounts

- Joint accounts

- Certain IRA accounts

- Certain trusts

- UTMA/UGMA accounts

                                                                            ----

YOUR ACCOUNT

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father-in-law and mother-in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.

C.  How do I obtain a breakpoint discount?
The steps necessary to obtain a breakpoint discount depends on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.

D.  How can I obtain more information about breakpoint discounts?
Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

PURCHASES OF LESS THAN $250,000

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   5.00
-------------------------------------------------------------------------------
Through second year                                                  4.00
-------------------------------------------------------------------------------
Through third year                                                   3.00
-------------------------------------------------------------------------------
Through fourth year                                                  3.00
-------------------------------------------------------------------------------
Through fifth year                                                   2.00
-------------------------------------------------------------------------------
Through sixth year                                                   1.00
-------------------------------------------------------------------------------
Longer than six years                                                0.00

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 12

YOUR ACCOUNT

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to the lower CDSC and the applicable reduced holding period; provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders.

PURCHASES OF $250,000 TO LESS THAN $500,000:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
-------------------------------------------------------------------------------
Through second year                                                  2.00
-------------------------------------------------------------------------------
Through third year                                                   1.00
-------------------------------------------------------------------------------
Longer than three years                                              0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
-------------------------------------------------------------------------------
Through second year                                                  2.00
-------------------------------------------------------------------------------
Through third year                                                   1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a

                                                                            ----

YOUR ACCOUNT

participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Class C shares have no front-end sales charge, but they do carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding the shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up front commission of 1.00% on sales of Class C shares.

CLASS C SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   1.00
-------------------------------------------------------------------------------
Longer than one year                                                 0.00

CLASS D SHARES Class D shares are closed to new investors. Your purchases of Class D shares are made at the public offering price for these shares. This price includes a sales charge of 1.00% (currently being waived), which is paid as a commission to your financial advisor on the sale of Class D shares as shown in the chart below.

CLASS D SALES CHARGES

                                            % OF OFFERING PRICE
  AS A % OF THE PUBLIC      AS A % OF      RETAINED BY FINANCIAL
     OFFERING PRICE      YOUR INVESTMENT       ADVISOR FIRM
          1.00                1.01                 1.00

In addition, the distributor pays your financial advisor an initial commission of 1.00% on sales of Class D shares. The Fund's investment advisor has agreed to waive indefinitely the front-end sales charge for purchases of Class D shares by existing Class D investors.

Class D shares also carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class (and in some cases certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. In the case of Class D shares, you may exchange your Class D shares for Class D shares of another fund in which you own Class D shares. Otherwise, you may exchange your Class D shares only for Class C shares. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange

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 14

YOUR ACCOUNT

privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Your Account -- Fund Policy on Trading of Fund Shares" in this Prospectus for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification number available when calling.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When a Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-345-6611 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                            ----

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund distributed by
                       Columbia Funds Distributor, Inc. at no additional cost. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period.
                       You do not need to set up this feature in advance of your
                       call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                       address below. In your letter of instruction, note the
                       Fund's name, share class, account number, and the dollar
                       value or number of shares you wish to sell. All account
                       owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution that participates in the Medallion Signature Guarantee Program for amounts
                       over $100,000 or for alternate payee or mailing
                       instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                       1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                       telephone request. Be sure to complete the appropriate
                       section of the account application for this feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                       available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                       Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares and request that the proceeds be
funds transfer         electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                       must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Directors of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

----
 16

YOUR ACCOUNT

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
RULE 12B-1 PLAN The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A, B, C and D shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B, Class C and Class D shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B, Class C and Class D shares. Distribution and service fees are paid out of the assets of these classes. The Fund's Board of Directors limits total payments under the Rule 12b-1 plan for Class A shares to 0.25%. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedules applicable to Class B shares.

                                                                            ----

YOUR ACCOUNT

ADDITIONAL INTERMEDIARY COMPENSATION In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday). Shares are not priced on days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However,

----
 18

YOUR ACCOUNT

where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund declares and pays dividends at least annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer

                                                                            ----

YOUR ACCOUNT

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

----
 20

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Directors. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate annualized advisory fees paid to Columbia Management by the Fund amounted to 0.87% of average daily net assets of the Fund.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
KENNETH A. KORNGIEBEL, a Senior Vice President of Columbia Management, and TRENT
E. NEVILLS, a Vice President of Columbia Management, co-manage the Fund and are responsible for implementing and maintaining the investment themes and strategies of the Fund.

Mr. Korngiebel joined Columbia Management in 1996 and has co-managed the Fund since June 2004. Mr. Nevills joined Columbia Management in 2003 and has co-managed the Fund since June 2004. Previously, he was a portfolio manager and principal partner at QED Capital Management from 2000 to 2003. He was a portfolio manager and assistant vice president for Federated Investors from 1999-2000 and an equity analyst from 1997 to 1999.

                                                                            ----

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Class A, B, C or D share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

THE FUND

                                                                YEAR ENDED         PERIOD ENDED         PERIOD ENDED
                                                                AUGUST 31,          AUGUST 31,          DECEMBER 31,
                                                                   2004              2003(A)              2002(B)
                                                                Class A            Class A              Class A
                                                                  -----               -----                -----
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                           18.09               14.77                15.15
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(c)                                          (0.23)              (0.14)               (0.02)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                (0.87)               3.46                (0.36)
--------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                  (1.10)               3.32                (0.38)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                 16.99               18.09                14.77
--------------------------------------------------------------------------------------------------------------------
Total return (%)(d)(e)                                            (6.08)              22.48(f)             (2.51)(f)
--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ($)                      4,432               4,525                1,180
Ratio of expenses to average net assets (%)(g)                     1.53                1.60(h)              1.49(h)
Ratio of net investment loss to average net assets (%)(g)         (1.21)              (1.31)(h)            (1.22)(h)
Waiver (%)                                                         0.02                0.01(h)              0.01(h)
Portfolio turnover rate (%)                                         139                  78(f)                88

 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

 (e) Had the investment advisor not waived a portion of expenses, total return would have been reduced.

 (f) Not annualized.

 (g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (h) Annualized.

----
 22

FINANCIAL HIGHLIGHTS

THE FUND

                                                                YEAR ENDED         PERIOD ENDED         PERIOD ENDED
                                                                AUGUST 31,          AUGUST 31,          DECEMBER 31,
                                                                   2004              2003(A)              2002(B)
                                                                Class B            Class B              Class B
                                                                  -----               -----                -----
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                           17.98               14.76                15.15
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(c)                                          (0.36)              (0.22)               (0.04)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                (0.87)               3.44                (0.35)
--------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                  (1.23)               3.22                (0.39)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                 16.75               17.98                14.76
--------------------------------------------------------------------------------------------------------------------
Total return (%)(d)(e)                                            (6.84)              21.82(f)             (2.57) (f)
--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ($)                      5,079               4,242                3,383
Ratio of expenses to average net assets (%)(g)                     2.29                2.36(h)              2.32(h)
Ratio of net investment loss to average net assets (%)(g)         (1.97)              (2.06)(h)            (2.05)(h)
Waiver (%)                                                         0.10                0.12(h)              0.12(h)
Portfolio turnover rate (%)                                         139                  78(f)                88

 (a) >The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Total return at net asset value assuming no contingent deferred sales charge.

 (e) Had the investment advisor not waived a portion of expenses, total return would have been reduced.

 (f) Not annualized.

 (g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (h) Annualized.

                                                                            ----

FINANCIAL HIGHLIGHTS

THE FUND

                                                                PERIOD ENDED
                                                                 AUGUST 31,
                                                                  2004(A)
                                                                 Class C
                                                                   ------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                            $17.88
----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(b)                                            (0.30)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                  (0.79)
----------------------------------------------------------------------------
Total from investment operations                                    (1.09)
----------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                   16.79
----------------------------------------------------------------------------
Total return (%)(c)(d)(e)                                           (6.10)
----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ($)                          501
Ratio of expenses to average net assets (%)(f)(g)                    2.18
Ratio of net investment loss to average net assets (%)(f)(g)        (1.83)
Waiver (%)(g)                                                        0.08
Portfolio turnover rate (%)                                           139

 (a) Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

 (b) Per share data was calculated using average shares outstanding during the period.

 (c) Total return at net asset value assuming no contingent deferred sales charge.

 (d) Had the Fund's investment advisor not waived a portion of expenses, total return would have been reduced.

 (e) Not annualized.

 (f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (g) Annualized.

----
 24

FINANCIAL HIGHLIGHTS

THE FUND

                                                                YEAR ENDED          PERIOD ENDED         PERIOD ENDED
                                                                AUGUST 31,           AUGUST 31,          DECEMBER 31,
                                                                   2004               2003(A)              2002(B)
                                                                Class D              Class D              Class D
                                                                  ------               ------               ------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                           $17.98               $14.76               $15.15
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(c)                                           (0.34)               (0.21)               (0.04)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                 (0.87)                3.43                (0.35)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   (1.21)                3.22                (0.39)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                  16.77                17.98                14.76
---------------------------------------------------------------------------------------------------------------------
Total return (%)(d)(e)                                             (6.73)               21.82(f)             (2.57)(f)
---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ($)                         599                  737                  433
Ratio of expenses to average net assets (%)(g)                      2.19                 2.27(h)              2.32(h)
Ratio of net investment loss to average net assets (%)(g)          (1.87)               (1.97)(h)            (2.05)(h)
Waiver (%)                                                          0.08                 0.09(h)              0.09(h)
Portfolio turnover rate (%)                                          139                   78(f)                88

 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

 (e) Had the investment advisor not waived a portion of expenses, total return would have been reduced.

 (f) Not annualized.

 (g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (h) Annualized.

                                                                            ----

NOTES

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 26

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. These reports contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Fund's Statement of Additional Information and the Fund's website (www.columbiafunds.com) include a description of the Fund's policies with respect to disclosure of its portfolio holdings.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Mid Cap Growth Fund, Inc.: 811-04362 (formerly Columbia Special Fund, Inc.)

--------------------------------------------------------------------------------

(ColumbiaFunds Logo)

Advised by Columbia Management Advisors

(C)2004 Columbia Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621
800.426.3750  www.columbiafunds.com                             240-01/789T-1204

COLUMBIA MID CAP GROWTH FUND           Prospectus, January 1, 2005

Formerly Columbia Special Fund

CLASS Z SHARES

Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   4
Your Expenses........................................   6


YOUR ACCOUNT                                            8
---------------------------------------------------------
How to Buy Shares....................................   8
Eligible Investors...................................   9
Sales Charges........................................   9
How to Exchange Shares...............................  10
How to Sell Shares...................................  10
Fund Policy on Trading of Fund Shares................  11
Other Information About Your Account.................  12

MANAGING THE FUND                                      15
---------------------------------------------------------
Investment Advisor...................................  15
Portfolio Managers...................................  15

FINANCIAL HIGHLIGHTS                                   16
---------------------------------------------------------

Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks significant capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Midcap Index.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
In seeking to achieve its investment objective, the Fund will focus on growth stocks. The Fund may also invest up to 20% of its net assets in small-cap and large-cap companies, as compared to the Russell Midcap Index, when the advisor believes they offer comparable capital appreciation opportunities or may help stabilize the portfolio. Columbia will monitor economic conditions to determine the appropriate percentage of the Fund's assets that will be invested in mid-cap companies.

The Fund may invest in special situations such as initial public offerings
(IPOs); companies that may benefit from technological or product developments or new management; and companies involved in tender offers, leveraged buy-outs or mergers.

The Fund may also invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures), and certain options and financial futures contracts (derivatives). The Fund may also invest, to a limited extent, in foreign securities, including American Depository Receipts.

As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as noted otherwise, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

----
 2

THE FUND

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Special situations have risk because they often involve major corporate changes and, thus, present a high degree of uncertainty as to the security's market price.

Sector risk is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities

                                                                            ----

THE FUND

tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer's convertible securities generally entail less risk than its common stock but more risk than its debt obligations.

The Fund may also invest in stock futures and option contracts, which are traditional types of derivatives. A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Losses (or gains) involving derivatives can sometimes be substantial. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that generally can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risk. The Fund will not use derivatives for speculative purposes or as leveraged investment that may magnify gains or losses.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of broad measures of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

----
 4

THE FUND

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

              The Fund's returns are compared to the Russell Midcap Index and the Russell Midcap Growth Index. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS Z)


                                  (BAR CHART)

                         2.29%   29.53%  13.07%  12.64%  16.64%  36.33%  13.84%                  30.43%
                                                                                 -20.98% -24.54%
                          1994    1995    1996    1997    1998    1999    2000    2001    2002    2003

            The Fund's year-to-date total return through  For period shown in bar chart:
            September 30, 2004 was (Class Z) -7.36%.      Best quarter: 4th quarter 1999, +37.43%
                                                          Worst quarter: 1st quarter 2001, -20.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                            ----

THE FUND

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2003

                                                              INCEPTION
                                                                 DATE            1 YEAR         5 YEARS         10 YEARS
Class Z (%)                                                   11/20/1985
  Return Before Taxes                                                            30.43           3.83             9.04
  Return After Taxes on Distributions                                            30.43           1.79             6.28
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                                         19.78           2.56             6.44
------------------------------------------------------------------------------------------------------------------------
Russell Midcap Growth Index (%)                                                  42.71           2.01             9.40
------------------------------------------------------------------------------------------------------------------------
Russell Midcap Index (%)                                                         40.06           7.23            12.18

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------

              UNDERSTANDING EXPENSES

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees and other administrative costs including pricing and custody services.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions
             -------------------------------------------------------------------

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         0.00
--------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               0.00
--------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount redeemed, if
applicable)                                                     (2)

 (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (2) There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

Management fee (%)                                                   0.89
-------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                            0.00
-------------------------------------------------------------------------
Other expenses(3)(4) (%)                                             0.22
-------------------------------------------------------------------------
Total annual fund operating expenses(3)(4) (%)                       1.11

 (3) Restated to reflect changes in contractual rates for transfer agency and bookkeeping services effective November 1, 2003.

----
 6

THE FUND

 (4) The Fund's advisor has voluntarily agreed to waive 0.05% of the transfer agency fees. If this waiver were reflected in the table, other expenses would be 0.17% and total annual fund operating expenses would be 1.06%. This arrangement may be modified or terminated by the advisor at any time.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $113     $353      $612      $1,352

                                                                            ----

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with Columbia Funds Services, Inc. or your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of the New York Stock
                       Exchange (NYSE), usually 4:00 p.m. Eastern time. Your
                       financial advisor may charge you fees for executing the
                       purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts send a completed application and check made
(new account)          payable to the Fund and mailed to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts fill out and return the additional
(existing account)     investment stub included in your quarterly statement, or
                       send a letter of instruction including your Fund name and
                       account number with a check made payable to the Fund and
                       mailed to Columbia Funds Services, Inc., P.O. Box 8081,
                       Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class or Class A of the Fund at no
                       additional cost. There may be an additional charge if
                       exchanging from a money market fund. To exchange by
                       telephone, call 1-800-422-3737. Please see "How to Exchange
                       Shares" for more information.
-----------------------------------------------------------------------------------
By wire                You may purchase shares by wiring money from your bank
                       account to your Fund account. To wire funds to your Fund
                       account, call 1-800-422-3737 for wiring instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You can make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You can select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       fund shares of the same class at no additional cost. You
                       must have a current balance of at least $5,000 in the fund the money is coming from. Exchanges will continue so long as your fund balance is sufficient to complete the transfers.
                       You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling
                       1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.

----
 8

YOUR ACCOUNT

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (CFDI) (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no load shares of funds merged with funds distributed by CFDI.

- Any trustee or director (or family member of a trustee or director) of any fund distributed by CFDI; and

- Any employee (or family member of an employee) of FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment

- Clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and

- Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

- Any client of Fleet National Bank or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet National Bank or the subsidiary);

- A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from CFDI or through a third party broker-dealer;

- Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan, however, each investment requires a $25 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

                                                                            ----

YOUR ACCOUNT

             -------------------------------------------------------------------
CHOOSING A SHARE CLASS

              The Fund offers one class of shares in this prospectus --
              CLASS Z.

              The Fund also offers six additional classes of shares -- CLASS A, B, C, D, T and G shares are available through separate prospectuses. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

              In general, anyone who is eligible to purchase Class Z
              shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
             -------------------------------------------------------------------

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Your Account -- Fund Policy on Trading of Fund Shares" in this Prospectus for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification number available when calling.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

----
 10

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares by exchanging from the Fund into Class Z shares or Class A shares of
                       another fund distributed by Columbia Funds Distributor Inc.
                       at no additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period.
                       You do not need to set up this feature in advance of your
                       call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                       address below. In your letter of instruction, note the
                       Fund's name, share class, account number, and the dollar
                       value or number of shares you wish to sell. All account
                       owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution that participates in the Medallion Signature Guarantee Program for amounts
                       over $100,000 or for alternate payee or mailing
                       instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                       1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081
-----------------------------------------------------------------------------------
By wire                You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                       telephone request. Be sure to complete the appropriate
                       section of the account application for this feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares and request that the proceeds be
funds transfer         electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                       must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Directors of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the

                                                                            ----

YOUR ACCOUNT

same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday). Shares are not priced on days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

----
 12

YOUR ACCOUNT

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund may hold securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund declares and pays dividends at least annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

                                                                            ----

YOUR ACCOUNT

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
  transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund, and subsequent distributions will be reinvested.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

----
 14

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Directors. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate annualized advisory fees paid to Columbia Management by the Fund amounted to 0.87% of average daily net assets of the Fund.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
KENNETH A. KORNGIEBEL, a Senior Vice President of Columbia Management, and TRENT
E. NEVILLS, a Vice President of Columbia Management, co-manage the Fund and are responsible for implementing and maintaining the investment themes and strategies of the Fund.

Mr. Korngiebel joined Columbia Management in 1996 and has co-managed the Fund since June 2004. Mr. Nevills joined Columbia Management in 2003 and has co-managed the Fund since June 2004. Previously, he was a portfolio manager and principal partner at QED Capital Management from 2000 to 2003. He was a portfolio manager and assistant vice president for Federated Investors from 1999-2000 and an equity analyst from 1997 to 1999.

                                                                            ----

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's Class Z financial performance for the periods indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

THE FUND

                                    YEAR ENDED          PERIOD ENDED
                                    AUGUST 31,                         AUGUST 31,
                                       2004               2003(A)              2002(B)                2001
                                     Class Z              Class Z              Class Z              Class Z
                                   ------------         ------------         ------------         ------------
NET ASSET VALUE, BEGINNING OF
PERIOD ($)                             18.17                14.79                19.60                25.99
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS ($):
  Net investment loss                  (0.14)(c)            (0.08)(c)            (0.13)(c)            (0.11)
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                     (0.89)                3.46                (4.68)               (5.35)
--------------------------------------------------------------------------------------------------------------
Total from investment operations       (1.03)                3.38                (4.81)               (5.46)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS ($):
  From net realized gains                 --                   --                   --                (0.93)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD
($)                                    17.14                18.17                14.79                19.60
--------------------------------------------------------------------------------------------------------------
Total return (%)(d)                    (5.67)(e)            22.85(e)(f)         (24.54)(e)           (20.98)
--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
thousands) ($)                       825,988              998,943              807,342              786,071
Ratio of expenses to average net
assets (%)(g)                           1.07                 1.09(h)              1.12                 1.08
Ratio of net investment loss to
average net assets (%)(g)              (0.75)               (0.80)(h)            (0.85)               (0.49)
Waiver (%)                              0.05                 0.05(h)              0.05                   --
Portfolio turnover rate (%)              139                   78(f)                88                  186


                                      AUGUST 31,
                                      2000                 1999
                                    Class Z              Class Z
                                  ------------         ------------
NET ASSET VALUE, BEGINNING OF
PERIOD ($)                             29.93               23.62
--------------------------------
INCOME FROM INVESTMENT
OPERATIONS ($):
  Net investment loss                  (0.10)              (0.16)
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                      4.45                8.74
--------------------------------
Total from investment operations        4.35                8.58
--------------------------------
LESS DISTRIBUTIONS ($):
  From net realized gains              (8.29)              (2.27)
--------------------------------
NET ASSET VALUE, END OF PERIOD
($)                                    25.99               29.93
--------------------------------
Total return (%)(d)                    13.84               36.33
--------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
thousands) ($)                     1,095,525             918,322
Ratio of expenses to average net
assets (%)(g)                           0.99                1.09
Ratio of net investment loss to
average net assets (%)(g)              (0.38)              (0.64)
Waiver (%)                                --                  --
Portfolio turnover rate (%)              169                 135

 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Total return at net asset value assuming all distributions reinvested.

 (e) Had the Advisor not waived a portion of expenses, total return would have been reduced.

 (f) Not annualized.

 (g) The  benefits  derived   from  custody  credits   and  directed   brokerage
     arrangements, if applicable, had an impact of less than 0.01%.

 (h) Annualized.

----
 16

NOTES

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 18

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. These reports contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Fund's Statement of Additional Information and the Fund's website (www.columbiafunds.com) include a description of the Fund's policies with respect to disclosure of its portfolio holdings.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Mid Cap Growth Fund, Inc.: 811-04362 (formerly Columbia Special Fund, Inc.)

--------------------------------------------------------------------------------

(ColumbiaFunds Logo)

Advised by Columbia Management Advisors

(C)2004 Columbia Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621
800.426.3750  www.columbiafunds.com                             240-01/790T-1204

COLUMBIA MID CAP GROWTH FUND           Prospectus, January 1, 2005

Formerly Columbia Special Fund

CLASS T AND G SHARES

Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   5
Your Expenses........................................   6


YOUR ACCOUNT                                            8
---------------------------------------------------------
How to Buy Shares....................................   8
Sales Charges........................................   9
How to Exchange Shares...............................  11
How to Sell Shares...................................  11
Fund Policy on Trading of Fund Shares................  12
Distribution and Service Fees........................  14
Other Information About Your Account.................  15


MANAGING THE FUND                                      17
---------------------------------------------------------
Investment Advisor...................................  17
Portfolio Manager....................................  17


FINANCIAL HIGHLIGHTS                                   18
---------------------------------------------------------

Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks significant capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Midcap Index.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
In seeking to achieve its investment objective, the Fund will focus on growth stocks. The Fund may also invest up to 20% of its net assets in small-cap and large-cap companies, as compared to the Russell Midcap Index, when the advisor believes they offer comparable capital appreciation opportunities or may help stabilize the portfolio. Columbia will monitor economic conditions to determine the appropriate percentage of the Fund's assets that will be invested in mid-cap companies.

The Fund may invest in special situations such as initial public offerings
(IPOs); companies that may benefit from technological or product developments or new management; and companies involved in tender offers, leveraged buy-outs or mergers.

The Fund may also invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures), and certain options and financial futures contracts (derivatives). The Fund may also invest, to a limited extent, in foreign securities, including American Depository Receipts.

As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as noted otherwise, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

----
 2

THE FUND

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Special situations have risk because they often involve major corporate changes and, thus, present a high degree of uncertainty as to the security's market price.

Sector risk is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. Convertible securities generally offer lower interest or

                                                                            ----

THE FUND

dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer's convertible securities generally entail less risk than its common stock but more risk than its debt obligations.

The Fund may also invest in stock futures and option contracts, which are traditional types of derivatives. A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Losses (or gains) involving derivatives can sometimes be substantial. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that generally can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives, on the other hand, tend to be more specialized or complex and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risk. The Fund will not use derivatives for speculative purposes or as leveraged investment that may magnify gains or losses.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

----
 4

THE FUND

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class T shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class T and G shares, including sales charges, compare with those of broad measures of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class T share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

              The Fund's returns are compared to the Russell Midcap Index and the Russell Midcap Growth Index. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS T)(1)


                                  (BAR CHART)

                         2.29%   29.53%  13.07%  12.64%  16.64%  36.33%  13.84%                  29.95%
                                                                                 -20.98% -24.54%
                          1994    1995    1996    1997    1998    1999    2000    2001    2002    2003

            The Fund's year-to-date total return through  For period shown in bar chart:
            September 30, 2004 (Class T) was -7.65%.      Best quarter: 4th quarter 1999, +37.43%
                                                          Worst quarter: 1st quarter 2001, -20.28%

 (1) Class T is a newer class of shares. Its performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class T shares and Class Z shares. If differences in expenses had been reflected, the returns shown for

                                                                            ----

THE FUND

     periods prior to the inception of the newer classes of shares would have been lower. Class T shares were initially offered on November 1, 2002, and Class Z shares were initially offered on November 20, 1985.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2003(2)

                                                                1 YEAR          5 YEARS         10 YEARS
Class T (%)
  Return Before Taxes                                            22.50           2.54             8.36
  Return After Taxes on Distributions                            22.50           0.52             5.61
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                         14.62           1.46             5.83
--------------------------------------------------------------------------------------------------------
Class G (%)
  Return Before Taxes                                            23.64           3.10             8.87
  Return After Taxes on Distributions                            23.64           1.02             6.11
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                         15.37           1.93             6.31
Russell Midcap Growth Index (%)                                  42.71           2.01             9.40
--------------------------------------------------------------------------------------------------------
Russell Midcap Index (%)                                         40.06           7.23            12.18
--------------------------------------------------------------------------------------------------------

 (2) Class T and Class G are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to their inception. These returns have not been restated to reflect any differences in expenses (such as shareholder servicing and distribution fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class T and G shares were initially offered on November 1, 2002, and Class Z shares were initially offered on November 20, 1985.

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables on the following page describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------

              UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and other administrative costs including pricing and custody services.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class G shares convert to Class T shares after eight years
             -------------------------------------------------------------------

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 6

THE FUND

SHAREHOLDER FEES(3) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                CLASS T         CLASS G
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                          5.75            0.00
---------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                                1.00(4)         5.00
---------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)              (5)             (5)

 (3) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (4) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 18 months of purchase, unless the shares were sold because of the death or post-purchase disability of the shareholder or withdrawn through a Systematic Withdrawal Plan in an amount that does not annually exceed 12% of the account's value.

 (5) There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                                CLASS T         CLASS G
Management fee (%)                                               0.89            0.89
---------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                        0.00            0.95(7)
---------------------------------------------------------------------------------------
Other expenses(6)(9)                                             0.52(8)         0.22
---------------------------------------------------------------------------------------
Total annual fund operating expenses(6)(9) (%)                   1.41            2.06

 (6) Restated to reflect changes in contractual rates for transfer agency and bookkeeping services effective November 1, 2003.

 (7) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95%.

 (8) The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will not exceed the Fund's net investment income attributable to Class T and will limit such fees to an aggregate fee of not more than 0.30%.

 (9) The Fund's advisor has voluntarily agreed to waive 0.05% of transfer agency fees for each Class T and G share class, respectively. If these waivers were reflected in the table, other expenses for Class T and G shares would be 0.47% and 0.17%, respectively, and total annual fund operating expenses for Class T and G shares would be 1.36% and 2.01%, respectively. This arrangement may be modified or terminated by the advisor at any time.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
Class T                                                           $710          $  996          $1,302           $2,169
------------------------------------------------------------------------------------------------------------------------
Class G:  did not sell your shares                                $209          $  646          $1,108           $2,223
          sold all your shares at
          the end of the period                                   $709          $1,046          $1,408           $2,223

                                                                            ----

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

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INVESTMENT MINIMUMS

                   Initial Investment..........................................  $1,000
                   Subsequent Investments......................................  $   50
                   Automatic Investment Plan*..................................  $   50
                   Retirement Plan*............................................  $   25

              * The initial investment minimum of $1,000 is waived on these plans.

              The Fund reserves the right to change these investment
              minimums. The Fund also reserves the right to refuse a
              purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
             -------------------------------------------------------------------

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of the New York Stock
                       Exchange (NYSE), usually 4:00 p.m. Eastern time. Your
                       financial advisor may charge you fees for executing the
                       purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts send a completed application and check made
(new account)          payable to the Fund and mailed to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts fill out and return the additional
(existing account)     investment stub included in your quarterly statement, or
                       send a letter of instruction including your Fund name and
                       account number with a check made payable to the Fund and
                       mailed to Columbia Funds Services, Inc., P.O. Box 8081,
                       Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class of the Fund at no additional cost.
                       There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By wire                You may purchase shares by wiring money from your bank
                       account to your Fund account. To wire funds to your Fund
                       account, call 1-800-422-3737 for wiring instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares by electronically transferring money
funds transfer         from your bank account to your Fund account by calling
                       1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good
                       form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You can make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You can select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You can purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       fund shares of the same class at no additional cost. You
                       must have a current balance of at least $5,000 in the fund the money is coming from. Exchanges will continue so long as your fund balance is sufficient to complete the transfers.
                       You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling
                       1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.

----
 8

YOUR ACCOUNT

SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

CLASS T SHARES Your purchases of Class T shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class T shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS T SALES CHARGES

                                                                                                      % OF OFFERING
                                                                AS A % OF                                 PRICE
                                                                THE PUBLIC           AS A %            RETAINED BY
                                                                 OFFERING           OF YOUR             FINANCIAL
AMOUNT PURCHASED                                                  PRICE            INVESTMENT         ADVISOR FIRM
Less than $50,000                                                  5.75               6.10                5.00
-------------------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                                      4.50               4.71                3.75
-------------------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                                     3.50               3.63                2.75
-------------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                                     2.50               2.56                2.00
-------------------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                                   2.00               2.04                1.75
-------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                 0.00               0.00                0.00

Class T shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase, unless the shares were sold because of the death or post-purchase disability of the shareholder or withdrawn through a systematic withdrawal plan in an amount that does not annually exceed 12% of the account's value. Subsequent Class T share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase is made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

There is no sales charge when you buy Class T shares if:

- You buy shares by reinvesting your dividends and distributions,

- You were a Galaxy Retail A shareholder who purchased Retail A shares without a sales charge and you continue to hold your shares,

- You were a Galaxy shareholder before December 1, 1995, or

- You were shareholder of the Boston 1784 Funds on the date when the Boston 1784 Funds were reorganized into Galaxy.

                                                                            ----

YOUR ACCOUNT

For Class T share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                                COMMISSION %
First $3 million                                                    1.00
----------------------------------------------------------------------------
$3 million to less than $5 million                                  0.80
----------------------------------------------------------------------------
$5 million to less than $25 million                                 0.50
----------------------------------------------------------------------------
$25 million or more                                                 0.25

The commission to financial advisors for Class T share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

             -------------------------------------------------------------------

              UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

              Certain investments in Class T and G shares are subject to a
              CDSC, a sales charge applied at the time you sell your
              shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
              time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. In addition, there is no CDSC when Class G shares are sold because of the death or post-purchase disability of a shareholder and in certain other circumstances such as exchanges. Ask your financial adviser or the Fund's distributor, or consult the SAI, for other
              instances in which the CDSC is waived. When you place an
              order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.
             -------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS You may pay a lower sales charge when purchasing Class T shares through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, reaches a sales charge discount level (according to the chart on the previous page), your current purchase will receive the lower sales charge; provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to other account holders. You may also pay a lower sales charge when purchasing Class T shares by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations. Upon request a Statement of Intent may be backdated to reflect purchases within 90 days.

CLASS G SHARES Your purchases of Class G shares are made at Class G's net asset value. Class G shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually

----
 10

YOUR ACCOUNT

disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class G shares as described in the charts below.

CDSCS FOR CLASS G SHARES:

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   5.00
-------------------------------------------------------------------------------
Through second year                                                  4.00
-------------------------------------------------------------------------------
Through third year                                                   4.00
-------------------------------------------------------------------------------
Through fourth year                                                  4.00
-------------------------------------------------------------------------------
Through fifth year                                                   3.00
-------------------------------------------------------------------------------
Through sixth year                                                   2.00
-------------------------------------------------------------------------------
Through the seventh year                                             1.00
-------------------------------------------------------------------------------
Longer than seven years                                              0.00

Commission to financial advisors is 4.00%.

CLASS G SHARES generally automatically convert to Class T shares eight years after purchase. For information regarding the CDSCs and conversion schedule for Class G shares received in exchange for Retail B shares of the Galaxy Growth Fund II that were purchased prior to January 1, 2001, please see Appendix I of the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover).

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your Class T shares for Class A or Class T shares, and may exchange your Class G shares for Class B or Class G shares, of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Class T and Class G shares, once exchanged for Class A or Class B shares, may not be further exchanged for Class T or Class G shares. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Your Account -- Fund Policy on Trading of Fund Shares" in this Prospectus for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification number available when calling.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When a Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other

                                                                            ----

YOUR ACCOUNT

required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-345-6611 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund distributed by
                       Columbia Funds Distributor, Inc. at no additional cost. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period.
                       You do not need to set up this feature in advance of your
                       call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                       address below. In your letter of instruction, note the
                       Fund's name, share class, account number, and the dollar
                       value or number of shares you wish to sell. All account
                       owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution that participates in the Medallion Signature Guarantee Program for amounts
                       over $100,000 or for alternate payee or mailing
                       instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                       1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                       telephone request. Be sure to complete the appropriate
                       section of the account application for this feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                       available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                       Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares and request that the proceeds be
funds transfer         electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                       must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market

----
 12

YOUR ACCOUNT

timing. The Board of Directors of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

                                                                            ----

YOUR ACCOUNT

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
RULE 12B-1 PLAN The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class G shares and certain services provided to you by your financial advisor. The annual fees for shareholder liaison services and administrative support may equal up to 0.50% for Class G shares. The annual distribution fee may equal up to 0.65% for Class G shares. The Fund will limit total distribution and shareholder service fees for Class G shares during the current fiscal year to 0.95%. The Fund has also adopted a plan that permits it to pay for certain services provided to Class T shareholders by their financial advisor. The annual service fee may equal up to 0.50% of the average daily net assets attributable to Class T shares, but will not exceed the Fund's net investment income attributable to Class T shares. The Fund will limit shareholder service fees for Class T shares during the current fiscal year to 0.30%. The foregoing fees are paid out of the assets of the relevant classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class G shares automatically convert to Class T shares after a certain number of years, eliminating a portion of these fees upon conversion. Conversion generally occurs eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedules applicable to Class G shares.

ADDITIONAL INTERMEDIARY COMPENSATION In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.

----
 14

YOUR ACCOUNT

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday). Shares are not priced on days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

                                                                            ----

YOUR ACCOUNT

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund declares and pays dividends at least annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

----
 16

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Directors. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate annualized advisory fees paid to Columbia Management by the Fund amounted to 0.87% of average daily net assets of the Fund.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
KENNETH A. KORNGIEBEL, a Senior Vice President of Columbia Management, and TRENT
E. NEVILLS, a Vice President of Columbia Management, co-manage the Fund and are responsible for implementing and maintaining the investment themes and strategies of the Fund.

Mr. Korngiebel joined Columbia Management in 1996 and has co-managed the Fund since June 2004. Mr. Nevills joined Columbia Management in 2003 and has co-managed the Fund since June 2004. Previously, he was a portfolio manager and principal partner at QED Capital Management from 2000 to 2003. He was a portfolio manager and assistant vice president for Federated Investors from 1999-2000 and an equity analyst from 1997 to 1999.

                                                                            ----

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Class T or G share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

THE FUND

                                                                 YEAR ENDED        PERIOD ENDED       PERIOD ENDED
                                                                 AUGUST 31,         AUGUST 31,        DECEMBER 31,
                                                                    2004             2003(A)            2002(B)
                                                                  Class T            Class T            Class T
                                                                ------------       ------------       ------------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                             18.12              14.79              15.15
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(c)                                            (0.22)             (0.12)             (0.02)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                  (0.87)              3.45              (0.34)
------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    (1.09)              3.33              (0.36)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                   17.03              18.12              14.79
------------------------------------------------------------------------------------------------------------------
Total return (%)(d)                                                  6.02(e)           22.52(f)           (2.38)(f)
------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ($)                       25,236             29,920             25,966
Ratio of expenses to average net assets (%)(g)                       1.50               1.46(h)            1.45(h)
Ratio of net investment loss to average net assets (%)(g)           (1.19)             (1.16)(h)          (1.18)(h)
Waiver (%)                                                           0.01                 --                 --
Portfolio turnover rate (%)                                           139                 78(f)              88

 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class T shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

 (e) Had the investment advisor not waived a portion of expenses, total return would have been reduced.

 (f) Not annualized.

 (g) The   benefits  derived   from  custody  credits   and  directed  brokerage
     arrangements, if applicable, had an impact of less than 0.01%.

 (h) Annualized.

----
 18

FINANCIAL HIGHLIGHTS

THE FUND

                                                                 YEAR ENDED        PERIOD ENDED       PERIOD ENDED
                                                                 AUGUST 31,         AUGUST 31,        DECEMBER 31,
                                                                    2004             2003(A)            2002(B)
                                                                  Class G            Class G            Class G
                                                                ------------       ------------       ------------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                             17.98              14.77              15.15
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS: ($)
  Net investment loss(c)                                            (0.41)             (0.23)             (0.04)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                  (0.87)              3.44              (0.34)
------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    (1.28)              3.21              (0.38)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                   16.70              17.98              14.77
------------------------------------------------------------------------------------------------------------------
Total return (%)(d)                                                  7.12(e)           21.73(f)           (2.51)(f)
------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ($)                          647                806                753
Ratio of expenses to average net assets (%)(g)                       2.57               2.47(h)            2.35(h)
Ratio of net investment loss to average net assets (%)(g)           (2.25)             (2.17)(h)          (2.08)(h)
Waiver (%)                                                           0.01                 --                 --
Portfolio turnover rate (%)                                           139                 78(f)              88

 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class G shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Total return at net asset value assuming no contingent deferred sales charge.

 (e) Had the investment advisor not waived a portion of expenses, total return would have been reduced.

 (f) Not annualized.

 (g) The  benefits  derived   from  custody  credits   and  directed   brokerage
     arrangements, if applicable, had an impact of less than 0.01%.

 (h) Annualized.

                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. These reports contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Fund's Statement of Additional Information and the Fund's website (www.columbiafunds.com) include a description of the Fund's policies with respect to disclosure of its portfolio holdings.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Mid Cap Growth Fund, Inc.: 811-04362 (formerly Columbia Special Fund, Inc.)

--------------------------------------------------------------------------------

(ColumbiaFunds Logo)

Advised by Columbia Management Advisors

(C)2004 Columbia Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621
800.426.3750  www.columbiafunds.com                             240-01/791T-1204

                     COLUMBIA INTERNATIONAL STOCK FUND, INC.
                       COLUMBIA MID CAP GROWTH FUND, INC.
                      COLUMBIA SMALL CAP GROWTH FUND, INC.
                     COLUMBIA REAL ESTATE EQUITY FUND, INC.
                         COLUMBIA TECHNOLOGY FUND, INC.
                     COLUMBIA STRATEGIC INVESTOR FUND, INC.
                          COLUMBIA BALANCED FUND, INC.
                    COLUMBIA OREGON MUNICIPAL BOND FUND, INC.
                         COLUMBIA HIGH YIELD FUND, INC.
                       A SERIES OF COLUMBIA FUNDS TRUST I
                       STATEMENT OF ADDITIONAL INFORMATION
                                __________, 2005

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of each of the following 9 mutual funds: Columbia International Stock Fund, Inc. (the "International Stock Fund" or "CISF"), Columbia Mid Cap Growth Fund, Inc. formerly Columbia Special Fund, Inc. (the "Mid Cap Growth Fund" or "CMCG"), Columbia Small Cap Growth Fund, Inc. formerly Columbia Small Cap Fund, Inc. (the "Small Cap Growth Fund" or "CSCG"), Columbia Real Estate Equity Fund, Inc. (the "Real Estate Fund" or "CREF"), Columbia Technology Fund, Inc. (the "Technology Fund" or "CTF"), Columbia Strategic Investor Fund, Inc. formerly Columbia Strategic Value Fund, Inc. (the "Strategic Investor Fund" or "CSIF"), Columbia Balanced Fund, Inc. (the "Balanced Fund" or "CBF"), Columbia Oregon Municipal Bond Fund, Inc. (the "Oregon Municipal Bond Fund" or "CMBF"), and Columbia High Yield Fund, Inc. (the "High Yield Fund" or "CHYF") (each a "Fund" and together the "Funds"). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Fund dated ____________, 2005. This SAI should be read together with each Fund's Prospectus, and the most recent Annual Report dated August 31, 2005 and Semiannual Report dated February 28, 2005. Investors may obtain a free copy of each Fund's Prospectus and Annual Report and Semiannual Report from Columbia Management Distributors, Inc. (CMD), One Financial Center, Boston, MA 02111-2621 or by calling 1-800-426-3750. The financial statements and Report of the Independent Registered Public Accounting Firm appearing in the Predecessor Fund's August 31, 2005 Annual Report and the financial statements appearing in each Fund's February 28, 2005 Semiannual Report are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by CMD generally and additional information about certain securities and investment techniques described in each Fund's Prospectuses.

TABLE OF CONTENTS

        PART 1                                                                                       PAGE
DEFINITIONS............................................................................................b
ORGANIZATION AND HISTORY...............................................................................b
INVESTMENT GOALS AND POLICIES..........................................................................b
FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES....................................................b
PORTFOLIO TURNOVER.....................................................................................d
FUND CHARGES AND EXPENSES..............................................................................d
PORTFOLIO MANAGERS.....................................................................................l
CUSTODIAN OF THE FUND.................................................................................gg
INDEPENDENT REGISTERED PULIC ACCOUNTING FIRM..........................................................gg


                                     PART 1
                     COLUMBIA INTERNATIONAL STOCK FUND, INC.
                       COLUMBIA MID CAP GROWTH FUND, INC.
                      COLUMBIA SMALL CAP GROWTH FUND, INC.
                     COLUMBIA REAL ESTATE EQUITY FUND, INC.
                         COLUMBIA TECHNOLOGY FUND, INC.
                     COLUMBIA STRATEGIC INVESTOR FUND, INC.
                          COLUMBIA BALANCED FUND, INC.
                    COLUMBIA OREGON MUNICIPAL BOND FUND, INC.
                         COLUMBIA HIGH YIELD FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION
                               _____________, 2005

DEFINITIONS

      "Trust"           Columbia Funds Trust I
      "CISF"            Columbia International Stock Fund
      "CMCG"            Columbia Mid Cap Growth Fund, Inc.
      "CSCG"            Columbia Small Cap Growth Fund, Inc.
      "CREF"            Columbia Real Estate Equity Fund, Inc.
      "CTF"             Columbia Technology Fund, Inc.
      "CSIF"            Columbia Strategic Investor Fund, Inc.
      "CBF"             Columbia Balanced Fund, Inc.
      "CMBF"            Columbia Oregon Municipal Bond Fund, Inc.
      "CHYF"            Columbia High Yield Fund, Inc.
      "Advisor"         Columbia Management Advisors, Inc., each Fund's
                        investment advisor
      "CMD"             Columbia Management Distributors, Inc. each Fund's
                        distributor
      "CMS"             Columbia Management Services, Inc., each Fund's
                        shareholder services and transfer agent

ORGANIZATION AND HISTORY
Each Fund, other than the Oregon Municipal Bond Fund and the Columbia Technology Fund, is an open-end management diversified investment company. The Oregon Municipal Bond Fund and the Columbia Technology Fund are "non-diversified," which means that they may invest a greater percentage of their assets in the securities of a single issuer than the other Funds. The Funds, except the International Stock Fund, are organized as Oregon corporations. The International Stock Fund is expected to commence investment operations as a series of the Trust on October 7, 2005. Prior to October 7, 2005 (the "Fund Reorganization Date"), the Fund was organized as an Oregon corporation (the "Predecessor Fund") that commenced investment operations in 1992. The information provided for The International Stock Fund in this SAI for periods prior to the Fund Reorganization Date relates to the Predecessor Fund.


[INVESTMENT GOALS AND POLICIES
Each Prospectus describes the investment goal and investment strategies and risks of each Fund to which it pertains. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Funds. Part 2 contains, among other things additional information about the following securities and investment techniques that may be utilized by the Funds, unless otherwise noted, subject to any restrictions described in Part 1 of this SAI:

      Custody Receipts and Trust Certificates (the Asset Allocation Fund only) Short-Term Trading
      Small Companies (the Small Cap and Small Company Funds only)
      Common Stock, Preferred Stock and Warrants
      Foreign Securities
      Other Investment Companies
      Money Market Instruments
      Securities Loans


                                       b

      Forward Commitments
              *When-Issued" Securities (the Large Cap Core, Dividend,
               International and Small Cap Funds only)
              *Delayed Delivery* Securities (the Large Cap Core, Dividend and
               small Cap Funds only)
      Mortgage Dollar Rolls (the Asset Allocation Fund only)
      REITs
      Mortgage-Backed Securities (the Asset Allocation Fund only)
      Non-Agency Mortgage-Backed Securities (the Asset Allocation Fund only) Asset-Backed Securities (the Asset Allocation Fund only)
      Repurchase Agreements
      Reverse Repurchase Agreements
      Options on Securities
      Futures Contracts and Related Options
      Swap Agreements (Swaps, Caps, Collars and Floors)
      Foreign Currency Transactions
      Rule 144A Securities
      Variable and Floating Rate Obligations
      Convertible Securities
      Yankee Obligations
      American, European, Continental and Global Depositary Receipts
              (except that only the Large Cap Core, International, Small Cap and Dividend Funds may invest in GDRs)

Except as indicated below under "Fundamental and Non-Fundamental Investment Policies," the Funds' investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.]

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940, as amended (1940 Act), provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

Each Fund may not, as a matter of fundamental policy:

1. Underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.

2. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

3. Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. With the exception of the Real Estate Fund, which will invest at least 65% of the value of its total assets in securities of companies principally engaged in the real estate industry, purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental

                                       c
         investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

7. With the exception of the Oregon Municipal Bond Fund and the Columbia Technology Fund, purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

NON-FUNDAMENTAL INVESTMENT POLICIES
The following non-fundamental investment policies may be changed without shareholder approval:

(1) The Funds, except the Oregon Municipal Bond Fund, may not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

(2) Under normal market conditions, no more than 25% of International Stock Fund's assets may be committed to the consummation of currency exchange contracts.

(3) The Mid Cap Growth Fund may not invest less than 80% of its assets in the stocks of mid-cap companies (those stocks with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Mid Cap Index), except when the Fund is taking a temporary defensive position due to a determination by the Fund's Advisor that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities.

(4) The Small Cap Growth Fund may not invest less than 80% of its assets in the stocks of small-cap companies (those stocks with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the S&P SmallCap 600 Index), except when the Fund is taking a temporary defensive position due to a determination by the Fund's Advisor that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the 1940 Act's diversification requirement, an issuer is the entity whose revenues support the security.

PORTFOLIO TURNOVER
Portfolio turnover is included in each Fund's Prospectuses under "Financial Highlights." The Funds may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with the Fund's investment goal. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover may cause Funds to realize capital gains which, if realized and distributed by Funds, may be taxable to shareholders as ordinary income. High portfolio turnover in each of the Fund's portfolio may result in correspondingly greater brokerage commissions and other transaction costs, which would be borne directly by the Funds.

FUND CHARGES AND EXPENSES
Information regarding the advisory fee payable to the Advisor including any waivers or offsets applicable to such Fund is set forth in the prospectus for each Fund.

Effective February 9, 2005, pursuant to an amendment to the Investment Management Agreement with the Advisor, the advisory fee for the following Funds is calculated as a percentage of net assets that declines as net assets increase and is as follows:

                                       d


      International Stock Fund               0.870% of the Fund's first $500 million of net assets;
                                             0.820% of next $500 million of net assets;
                                             0.770% of next $500 million of net assets;
                                             0.720% of next $1.5 billion of net assets;
                                             0.700% of next $3 billion of net assets; and
                                             0.680% of net assets in excess of $6 billion.

      Mid Cap Growth Fund                    0.820% of the Fund's first $500 million of net assets;
                                             0.750% of next $500 million of net assets;
                                             0.720% of next $500 million of net assets; and
                                             0.670% of net assets in excess of $1.5 billion.

      Small Cap Growth Fund                  0.870% of the Fund's first $500 million of net assets;
                                             0.820% of next $500 million of net assets; and
                                             0.770% of net assets in excess of $1 billion.

      Technology Fund                        0.870% of the Fund's first $500 million of net assets;
                                             0.820% of next $500 million of net assets; and
                                             0.770% of net assets in excess of $1 billion.

      High Yield Fund                        0.600% of the Fund's first $500 million of net assets;
                                             0.550% of next $500 million of net assets;
                                             0.520% of next $500 million of net assets; and
                                             0.490% of net assets in excess of $1.5 billion.

Previously, the Advisor had, with respect to the period from November 1, 2004 to February 9, 2005, waived a portion of its fees, so that it retained fees at the rates shown above.

Prior to November 1, 2004, the advisory fee for the following Funds was calculated as a percentage of net assets that declined as net assets increased and was as follows:

   International Stock Fund                  1.000% of the Fund's first $200 million of net assets;
                                             1.000% of the next $300 million of net assets;
                                             0.950% of the next $500 million of net assets; and
                                             0.900% of net assets in excess of $1 billion.

   Mid Cap Growth Fund                       1.000% of the Fund's first $200 million of net assets;
                                             1.000% of the Fund's next $300 million of net assets
                                             0.750% of the next $500 million of net assets; and
                                             0.750% of net assets in excess of $1 billion.

Additionally, the Advisor had voluntarily agreed to waive a portion of its investment advisory fee for the International Stock Fund at an annual rate of 0.10% of the average daily net assets for the period September 1, 2004 through October 31, 2004. The annualized effective rate of this waiver is 0.03%.

Columbia Management Services, Inc. ("CMS") acts as transfer agent and dividend crediting agent for each Fund. Its address is P.O. Box 1722, Boston, Massachusetts 02105-1722. CMS has retained the services of Boston Financial Data Services to assist it in performing its transfer agent functions. It records and disburses dividends for the Funds. Each Fund pays the transfer agent an annual charge per open account as follows:

         Equity Funds               $28.00
         Fixed Income Funds         $34.00
         Money Market Funds         $33.50

Each Fund will also pay for certain reimbursable out-of-pocket expenses as set forth in the agreement. There is no minimum aggregate fee payable by any Fund to CMS for transfer agent services. For certain classes of certain Funds, CMS has agreed to waive transfer agency fees in amounts and for periods more fully described in the relevant prospectus.



                                       e

Columbia Management Distributor, Inc. fka Liberty Funds Distributor, Inc. ("CMD"), a registered securities broker and a member of the National Association of Securities Dealers, Inc., whose address is One Financial Center Boston, MA 02111-2621, is the principal underwriter for the Funds, and is authorized under a distribution agreement with each Fund to sell shares of the Fund. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized financial services firms ("FSFs") or investors.

The Advisor, CMD and CMS are wholly owned subsidiaries of Columbia Management Group, Inc., which is an indirect wholly owned subsidiary of Bank of America Financial Corporation ("Bank of America"). Bank of America and its affiliates provide a wide range of banking, financial, and investment products and services to individuals and businesses. Their principal activities include customer and commercial banking, mortgage lending and servicing, trust administration, investment management, retirement plan services, brokerage and clearing services, securities underwriting, private and corporate financing and advisory activities, and insurance services.

RECENT FEES PAID TO THE ADVISOR, ADMINISTRATOR, CMD AND CMS
Advisory fees paid by each of the Funds for each of the last three fiscal years were as follows:

        FUND                                      2005           2004          2003*
        ----                                     ------      -----------   -----------
        International Stock Fund                  [$ }       $ 4,953,878   $ 1,398,948
        Mid Cap Growth Fund                       [$ }       $ 8,813,801   $ 5,318,563
        Small Cap Growth Fund                     [$ }       $ 7,019,787   $ 3,458,104
        Real Estate Fund                          [$ }       $ 7,214,201   $ 4,042,456
        Technology Fund                           [$ }       $   361,947   $    79,533
        Strategic Investor Fund                   [$ }       $ 2,576,915   $ 1,276,121
        Balanced Fund                             [$ }       $ 3,002,434   $ 2,135,099
        Oregon Municipal Bond Fund                [$ }       $ 2,338,697   $ 1,719,382
        High Yield Fund                           [$ }       $10,523,463   $ 4,977,940

        *The Funds changed their fiscal year end from December 31 to August 31 in 2003. Information provided is for the eight-month period ended August 31, 2003.

A portion of the Advisor's fees are used to pay financial intermediaries for services they provide to investors who invest in the Funds through such financial intermediary. For the fiscal year ended August 31, 2005, the fiscal period ended August 31, 2004 and the fiscal year ended December 31, 2003, the Advisor and its affiliates paid $_________, $6,264,897, and $2,206,111 respectively, to financial intermediaries on behalf of the Funds.

The Funds' 12b-1 Plan monthly service and distribution fees paid to CMD for the period ended August 31, 2005 were (Class C shares were not available until October 13, 2003):

                                              SERVICE FEE                                         DISTRIBUTION FEE
                                              -----------                                         ----------------
                            CLASS A   CLASS B   CLASS C   CLASS D   CLASS G   CLASS T    CLASS B    CLASS C    CLASS D    CLASS G
                            -------   -------   -------   -------   -------   -------    -------    -------    -------    -------
International Stock Fund     $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Mid Cap Growth Fund          $[ ]      $[ ]      $[ ]      $[ ]      $[ ]       $[ ]      $[ ]       $[ ]       $[ ]       $[ ]
Real Estate Equity Fund      $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Technology Fund              $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Strategic Investor Fund      $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Balanced Fund                $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Oregon Municipal Bond Fund   $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
High Yield Fund              $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --

The transfer agent fees paid to CMS for the fiscal year ended August 31, 2005 under each transfer agent agreement were $_______ for the International Stock Fund, $_________ for the Mid Cap Growth Fund, $_______ for the Small Cap Growth Fund, $_________ for the Real Estate Fund, $_______ for the Technology Fund, $_______ for the Strategic Investor Fund, $_________ for the Balanced Fund, $_______ for the Oregon Municipal Bond Fund and $_________ for the High Yield Fund. The transfer agent fees paid by the International Stock Fund, Mid Cap Growth Fund and Strategic Investor Fund are net of transfer agent fees waived by CMD.

The Advisor performs certain administrative services for the Funds pursuant to a Pricing, Bookkeeping and Fund Administration Agreement (the "Agreement"). Under the terms of the Agreement, the Advisor (a) provides fund accounting and financial reporting oversight of State Street Bank and Trust, who provides the daily fund accounting and financial reporting services; (b)


                                       f
maintains and preserves in a secure manner the accounting records of the Funds;
(c) provides fund administration, including daily prospectus, investment restrictions and 1940 Act compliance review, tax and distribution management, expense budgeting, performance reporting and statistical analysis, and board reporting; and (d) provides disaster planning. For the services rendered by the Advisor, each Fund has agreed to pay a minimum of $25,000 plus two basis points for fund accounting and $19,965 for financial reporting, with a maximum combined fee of $150,000. The Advisor will also be compensated for certain out-of-pocket expenses. The amount paid under this agreement to each of the Funds is set forth in the Funds' Annual Report, which is incorporated by reference into this Statement of Additional Information.

BROKERAGE COMMISSIONS

Total brokerage commissions paid (agency only) by each of the respective Funds for each of the last three fiscal years were:



FUND                                      2005          2004           2003*
----                                     ------      ----------      ----------
Common Stock Fund                         [$ ]       $2,038,302      $1,511,696
Growth Fund                               [$ ]       $3,656,405      $3,916,262
Mid Cap Growth Fund                       [$ ]       $4,568,079      $2,792,191
Small Cap Growth Fund                     [$ ]       $4,182,561      $2,274,813
Real Estate Fund                          [$ ]       $1,006,065      $1,359,961
Balanced Fund                             [$ ]       $1,984,251      $1,432,505
Technology Fund                           [$ ]       $1,103,735      $528,962
Strategic Investor Fund                   [$ ]       $1,457,139      $950,489
International Stock Fund                  [$ ]       $2,219,092      $576,027

         *The Funds changed their fiscal year end from December 31 to August 31 in 2003. Information provided is for the eight-month period ended August 31, 2003.

No agency brokerage commissions were paid by the Fixed Income Securities Fund, High Yield Fund, International Stock Fund, or the Oregon Municipal Bond Fund during the last three years. Of the commissions paid in 2005, the Mid Cap Growth Fund paid $_______, the Small Cap Growth Fund paid $_______, the Balanced Fund paid $_______, the Real Estate Fund paid $______, the Strategic Investor Fund paid $_______, and the Technology Fund paid $______ to acquire third-party research or products.

         At August 31, 2005, the Funds held securities of their regular brokers or dealers as set forth below:



FUND                                        BROKER/DEALER                                  VALUE
----                                        -------------                                  -----
INTERNATIONAL STOCK FUND                    AXA                                            [$          3,828,704 ]
                                            CREDIT SUISSE GROUP                            [$          2,393,572 ]
MID CAP GROWTH FUND                         E*Trade Group Inc                              [$          5,478,878 ]
SMALL CAP GROWTH FUND                       AFFILIATED MANAGERS GROUP                      [$          7,705,265 ]
REAL ESTATE EQUITY FUND                     NONE
TECHNOLOGY FUND                             NONE
STRATEGIC INVESTOR FUND                     JP MORGAN CHASE & CO                           [$          5,153,316 ]
                                            CITIGROUP INC                                  [$          3,027,700 ]
                                            MORGAN STANLEY                                 [$          2,536,500 ]
                                            PIPER JAFFRAY                                  [$          1,502,035 ]
                                            NOMURA HOLDINGS INC- ADR                       [$          1,388,000 ]
                                            MARSH & MCLENNAN CO INC                        [$          1,228,975 ]
                                            NIKKO CORDIAL CORP.                            [$            679,682 ]
BALANCED FUND                               CITIGROUP INC                                  [$          9,091,438 ]
                                            JP MORGAN CHASE & CO                           [$          8,980,658 ]
                                            MORGAN STANLEY                                 [$          6,274,903 ]
                                            MARSH & MCLENNAN CO INC                        [$          2,641,179 ]
                                            WACHOVIA CORP                                  [$          1,802,624 ]
                                            EDWARDS (A.G.)                                 [$          1,645,094 ]

                                       g

FUND                                        BROKER/DEALER                                  VALUE
----                                        -------------                                  -----
                                            E*TRADE GROUP INC.                             [$          1,255,748 ]
                                            MERRILL LYNCH & CO INC                         [$          1,011,960 ]
                                            LEHMAN BROTHERS HOLDINGS                       [$            812,800 ]
                                            GOLDMAN SACHS                                  [$            746,609 ]
OREGON MUNICIPAL BOND FUND                  NONE
COLUMBIA HIGH YIELD FUND                    NONE


Provided each Fund's Board of Directors is satisfied that the Fund is receiving the most favorable price and execution available, the Advisor may consider the sale of the Fund's shares as a factor in the selection of brokerage firms to execute its portfolio transactions. The placement of portfolio transactions with brokerage firms who sell shares of a Fund is subject to rules adopted by the National Association of Securities Dealers, Inc. The Advisor may use research services provided by and allocate purchase and sale orders for portfolio securities to certain financial institutions, including, to the extent permitted by law or order of the SEC, financial institutions that are affiliated with the Advisor, if the Advisor believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. During the years listed, the Funds periodically used Robertson Stephens and Fleet Institutional Trading, affiliated broker-dealers of the Advisor that were disbanded in 2004, to execute purchase and sale orders. During 2004 [and 2005], the Funds periodically used W.R. Hambrecht, an affiliated broker-dealer of the Advisor to execute purchase and sale orders.

The aggregate dollar amount of brokerage commissions paid to Robertson Stephens for the fiscal years 2002, 2003, and 2004 is as follows:

FUND                          2004           2003*         2002
----                        --------       --------      --------
Small Cap Growth Fund       $      0       $      0      $      0
Balanced Fund               $      0       $      0      $  9,330
Mid Cap Growth Fund         $      0       $      0      $      0
Growth Fund                 $      0       $      0      $  3,460
Real Estate Equity Fund     $      0       $      0      $      0
Strategic Investor Fund     $      0       $      0      $ 11,510
Common Stock Fund           $      0       $      0      $  2,020

         The aggregate dollar amount of brokerage commissions paid to Fleet Institutional Trading for fiscal years 2003 and 2004 is as follows:

FUND                          2004           2003*
----                        --------       --------
Balanced Fund               $              $      0
Strategic Investor Fund     $  5,125       $ 34,125
Common Stock Fund           $      0       $      0

*The Funds changed their fiscal year end from December 31 to August 31 in 2003.
     Information provided for 2003 is for the eight-month period ended August 31, 2003.

The aggregate dollar amount of brokerage commissions paid to W.R. Hambrecht for the fiscal years 2005 and 2004 are as follows:

FUND                             2005        2004
----                           -------     -------
Small Cap Growth Fund                      $1,365
Mid Cap Growth Fund                        $9,785
Growth Fund                                $25,250
Strategic Investor Fund                    $1,500


TRUSTEES AND TRUSTEES' FEES

Fund Complex consists of the following funds:

The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia


                                       h

Funds Trust VII, the series of Liberty Variable Investment Trust and 8 closed-end or interval management investment company portfolios (the "Liberty Funds").

The series of Columbia Funds Trust VIII, the series of Columbia Funds Trust IX, the series of Columbia Funds Trust XI and the series of SteinRoe Variable Investment Trust (the "Stein Roe Funds").

Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (the "All-Star Funds").

Columbia Management Multi-Strategy Hedge Fund, LLC.

Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust (the "Columbia Funds").

The series of The Galaxy Funds (the "Galaxy Funds").

The series of Columbia Acorn Trust and the series of Wanger Advisors Trust (the "Acorn Funds" and "WAT Funds," respectively).

The Advisor or its affiliates pay the compensation of all the officers of the funds in the Fund Complex advised by the Advisor, including the Trustees who are affiliated with the Advisor. For the fiscal year ended August 31, 2005 and the calendar year ended December 31, 2004, the Trustees received the following compensation for serving as Trustees:

                                                   Aggregate      Total Compensation from
                                Pension or        Compensation       the Columbia Fund
                                Retirement       from the Fund      Complex Paid to the
                             Benefits Accrued    for the Fiscal       Trustees for the
                             as Part of Fund       Year ended       Calendar Year Ended
         Trustee               Expenses (b)     August 31, 2005    December 31, 2004 (a)
         -------               ------------     ---------------    ---------------------
Douglas A. Hacker                  [ ]                [ ]                  115,500
Janet Langford Kelly               [ ]                [ ]                  101,500
Richard W. Lowry                   [ ]                [ ]                  128,150
William E. Mayer                   [ ]                [ ]                  133,150
Charles R. Nelson                  [ ]                [ ]                  155,073
John J. Neuhauser                  [ ]                [ ]                  143,568
Patrick J. Simpson(c)              [ ]                [ ]                   64,234
Thomas Stitzel                     [ ]                [ ]                  103,500
Thomas C. Theobald(d)              [ ]                [ ]                  110,250
Anne-Lee Verville(e)               [ ]                [ ]                  128,250
Richard L. Woolworth               [ ]                [ ]                   64,234

(a) As of December 31, 2004, the Fund Complex consisted of 127 open-end and 11 closed-end management investment company portfolios.

(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(c) During the fiscal year ended August 31, 2005, and the calendar year ended December 31, 2004, Mr. Simpson deferred $_____, $_____, $_____, $_____,
     $_____, $___, $_____ and $___ of his compensation from the Balanced Fund, Mid Cap Growth Fund, Small Cap Growth Fund, International Stock Fund, Real Estate Equity Fund, Technology Fund, High Yield Fund and Oregon Municipal Bond Fund, respectively, and $_______ of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Simpson's account under that plan was $_______.

(d) During the fiscal year ended August 31, 2005, and the calendar year ended December 31, 2004, Mr. Theobald deferred $_____, $_____, $_____, $_____,
     $_____, $___, $_____ and $___ of his compensation from the Balanced Fund, Mid Cap Growth Fund, Small Cap Growth Fund, International Stock Fund, Real Estate Equity Fund, Technology Fund, High Yield

     Fund and Oregon Municipal Bond Fund, respectively, and $_______ of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Theobald's account under that plan was $_______.

(e) During the fiscal year ended August 31, 2005, and the calendar year ended December 31, 2004, Ms. Verville deferred $_____, $_____, $_____, $_____,
     $_____, $___, $_____ and $___ of his compensation from the Balanced Fund, Mid Cap Growth Fund, Small Cap Growth Fund, International Stock Fund, Real Estate Equity Fund, Technology Fund, High Yield Fund and Oregon Municipal Bond Fund, respectively, and $_______ of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Verville's account under that plan was $_______.

ROLE OF THE BOARD OF TRUSTEES

The Trustees of the Funds are responsible for the overall management and supervision of the Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with service providers for the Fund and review the Fund's performance. The Trustees have created several committees to perform specific functions for the Fund. Mr. Theobald was elected Chairman of the Board of Trustees of the Trust (the "Board") effective December 2003.

AUDIT COMMITTEE

Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Funds and certain service providers. For the fiscal year ended August 31, 2005, the Audit Committee convened _________ times.

GOVERNANCE COMMITTEE

Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Fund. For the fiscal year ended August 31, 2005, the Governance Committee convened ______ times.

ADVISORY FEES & EXPENSES COMMITTEE

Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of the Board. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. For the fiscal year ended August 31, 2005, the Advisory Fees & Expenses Committee convened ______ times.

COMPLIANCE COMMITTEE

Ms. Kelly, Messrs. Nelson, Simpson and Stitzel and Ms. Verville are members of the Compliance Committee of the Board. Prior to May 10, 2005, Ms. Kelly, Messrs. Nelson and Simpson and Ms. Verville were members of the Compliance Committee of the Board. Prior to August 10, 2004, Ms. Kelly, Mr. Nelson and Ms. Verville were members of the Compliance Committee of the Board of Trustees of the Funds. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Trust. The Committee supervises legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Trust's investment adviser, principal underwriter and transfer agent. For the fiscal year ended August 31, 2005, the Compliance Committee convened _____ times.


                                       j

INVESTMENT OVERSIGHT COMMITTEES

Beginning in 2004, each Trustee of the Funds also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of Columbia funds and gives particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Fund Complex which they review:

         IOC #1:                     Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing funds in the following asset categories: Large Growth Diversified, Large Growth
                                     Concentrated, Small Growth, Outside Managed (i.e., sub-advised) and Municipal.

         IOC #2:                     Messrs. Hacker and Ms. Verville are responsible for reviewing funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed
                                     Income - Multi Sector, Fixed Income - Core and Young Investor.

         IOC#3:                      Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Large Value, Mid Cap Value, Small Value,
                                     Asset Allocation, High Yield and Money Market.

         IOC#4:                      Messrs. Nelson, Simpson and Woolworth are responsible for reviewing funds in the following asset categories: Large/Multi-Cap Blend, Mid Cap Growth, Small
                                     Growth, Asset Allocation, Specialty Equity and Taxable Fixed Income.

SHARE OWNERSHIP

The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004 (i) in the Fund and (ii) in the Funds in the Columbia Funds Complex.

                                                               Aggregate Dollar Range of
                                                              Equity Securities Owned in
                                  Dollar Range of                All Funds Overseen by
                            Equity Securities Owned in         Trustee in Columbia Funds
    Name of Trustee                  the Fund                           Complex
    ---------------                  --------                           -------
DISINTERESTED TRUSTEES
Douglas A. Hacker                      $[ ]                          Over $100,000
Janet Langford Kelly                   $[ ]                          Over $100,000
Richard W. Lowry                       $[ ]                          Over $100,000
Charles R. Nelson                      $[ ]                          Over $100,000
John J. Neuhauser                      $[ ]                          Over $100,000
Patrick J. Simpson                     $[ ]                          Over $100,000
Thomas E. Stitzel                      $[ ]                          Over $100,000
Thomas C. Theobald                     $[ ]                          Over $100,000
Anne-Lee Verville (a)                  $[ ]                          Over $100,000
Richard L. Woolworth                   $[ ]                          Over $100,000

INTERESTED TRUSTEES
William E. Mayer                       $[ ]                        $50,001 - $100,000

(a) Ms. Verville has elected to deter her compensation as a Trustee under the deferred compensation plan for Independent Trustees of the Fund Complex. The value of her deferred compensation is determined as if the amounts had been

                                       k
      invested, as of the date of deferral, in shares of one or more funds in the complex as specified by her. At December 31, 2004 the value of her deferred compensation account exceeded $100,000.

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Fund's portfolio managers managed as of May 31, 2005.


                        OTHER SEC-REGISTERED
PORTFOLIO MANAGER       OPEN-END AND CLOSED-END
                        FUNDS                        OTHER POOLED INVESTMENT
                                                     VEHICLES                     OTHER ACCOUNTS
----------------------- ------------ --------------- ------------ --------------- ------------ --------------
                        Number of    Assets          Number of    Assets          Number of    Assets
                        accounts                     accounts                     accounts
----------------------- ------------ --------------- ------------ --------------- ------------ --------------
Name[*]
----------------------- ------------ --------------- ------------ --------------- ------------ --------------
Name
----------------------- ------------ --------------- ------------ --------------- ------------ --------------
Name
----------------------- ------------ --------------- ------------ --------------- ------------ --------------

[* Information for Mr./Ms. [    ], who began managing the Predecessor Fund
after its fiscal year end, is as of [recent practicable date].]

See "Management -- Portfolio Transactions -- Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how the Adviser addresses potential conflicts of interest resulting from an individual's management of more than one account.

OWNERSHIP OF SECURITIES

The table below shows the dollar ranges of shares of the Predecessor Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio managers listed above at the end of the Predecessor Fund's most recent fiscal year:

Portfolio Manager                                       Dollar Range of Equity Securities  in the Fund
                                                        Beneficially Owned
------------------------------------------------------- -----------------------------------------------------
Name[*]
------------------------------------------------------- -----------------------------------------------------

[* Information for Mr./Ms. [    ], who began managing the Fund after its most
recent fiscal year end, is as of [recent practicable date].]

COMPENSATION

As of the Predecessor Fund's most recent fiscal year end, the portfolio managers received all of their compensation from the Adviser and its parent company, Columbia Management Group, in the form of salary, bonus, stock options and restricted stock. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmark[s] noted below, emphasizing the manager's three- and five-year performance. The Adviser may also consider the portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall business performance.

                                       l

PORTFOLIO MANAGER                                       PERFORMANCE BENCHMARK

------------------------------------------------------- -----------------------------------------------------
[Name of Portfolio Manager]                             [Benchmark]


The size of the overall bonus pool each year is determined by Columbia
    Management Group and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser's profitability for the year, which is influenced by assets under management.

OWNERSHIP OF THE FUND
As of record on November 30, 2004, the officers and Trustees of the Trust as a group owned less than 1% of the then outstanding of each of Class A, Class B, Class C and Class Z shares of each Fund.

As of record on November 30, 2004, the following shareholders of record owned 5% or more of one or more of each class of each Fund's then outstanding shares:

BALANCED FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FRANCES A MCCONNELL                                                                 5.08
                     11866 GIRDLED RD
                     CONCORD OH  44077-8805


BALANCED FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     J J B HILLIARD W L LYONS INC                                                       26.85
                     DWIGHT P PLOWMAN
                     501 S 4TH ST
                     LOUISVILLE KY  40202-2520

                     LI MEI FENG                                                                        12.55
                     50 NOVA DR
                     PIEDMONT CA  94610-1038

                     FIRST CLEARING, LLC                                                                 6.54
                     DORIS R KORNEGAY &
                     JOE ISAAC
                     9563 BROKEN OAK BLVD
                     JACKSONVILLE FL  32257-8806

                     DEL GIORGIO FAMILY TRUST                                                            5.30
                     340 OLD MILL RD SPC 63
                     SANTA BARBARA CA  93110-3725




                                       m

BALANCED FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     LEGG MASON WOOD WALKER INC                                                         25.89
                     PO BOX 1476
                     BALTIMORE MD  21203-1476

                     UBS FINANCIAL SERVICES INC. FBO                                                    15.69
                     ROBERT BREIDENBAUGH
                     CAROLYN BREIDENBAUGH
                     369 E. CHURCH STREET
                     ELMHURST IL  60126-3602

                     JOHN WIST &                                                                        11.22
                     GLADYS WIST
                     12111 FAITH LN
                     BOWIE MD  20715-2302

                     FISERV SECURITIES INC                                                               9.36
                     ONE COMMERCE SQUARE
                     2005 MARKET STREET SUITE 1200
                     PHILADELPHIA PA  19103-7008

                     CITIGROUP GLOBAL MARKETS, INC                                                       8.40
                     333 W 34TH ST
                     NEW YORK NY  10001-2402

HIGH YIELD FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            40.97
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     FTC & CO                                                                            5.95
                     PO BOX 173736
                     DENVER CO  80217-3736

HIGH YIELD FUND-B
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CITIGROUP GLOBAL MARKETS, INC.                                                      7.40
                     333 W 34TH ST
                     NEW YORK NY  10001-2402


                                       n

HIGH YIELD FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                23.96
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 3
                     JACKSONVILLE FL  32246-6484

HIGH YIELD FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                11.84
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

                     CITIGROUP GLOBAL MARKETS, INC.                                                      9.27
                     333 W 34TH ST
                     NEW YORK NY  10001-2402

HIGH YIELD FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FLEET NATIONAL BANK 5                                                              36.50
                     FBO CMC OMNIBUS C/C
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

                     CHARLES SCHWAB & CO INC                                                            17.86
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     FLEET NATIONAL BANK                                                                 9.65
                     FBO CMC OMNIBUS C/R
                     PO BOX 92800
                     ROCHESTER NY  14692-8900



                                       o

INTERNATIONAL STOCK FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     NFSC                                                                               25.23
                     KEDAR FAMILY TRUST
                     27862 VIA CORITA WAY
                     LOS ALTOS CA  94022-3230

                     A G EDWARDS & SONS INC FBO                                                          7.22
                     SHAKUNTLA D MILLER
                     1 N JEFFERSON AVE
                     SAINT LOUIS MO  63103-2205

                     PERSHING LLC                                                                        5.29
                     PO BOX 2052
                     JERSEY CITY NJ  07303-2052

INTERNATIONAL STOCK FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FISERV SECURITIES INC                                                               5.14
                     ONE COMMERCE SQUARE
                     2005 MARKET STREET SUITE 1200
                     PHILADELPHIA PA  19103-7008

                     GREG KOYLE                                                                          5.03
                     ESNET MANAGEMENT GROUP LLC
                     R D THOMPSON
                     1024 RIVER HAVEN CIRCLE
                     OREM UT  84097-6680

INTERNATIONAL STOCK FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FLEET NATIONAL BANK                                                                56.62
                     FBO CMC OMNIBUS C/C
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

                     FLEET NATIONAL BANK                                                                12.54
                     FBO CMC OMNIBUS C/R
                     PO BOX 92800
                     ROCHESTER NY  14692-8900


                                       p

MID CAP GROWTH FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            14.55
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

MID CAP GROWTH FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                12.36
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

                     RAYMOND JAMES & ASSOC INC                                                           6.75
                     FBO GOSS TR
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100

                     MORGAN STANLEY DW INC FBO                                                           5.91
                     LEIGH FLOWE FINLEY
                     HARBORSIDE FINANCIAL CNTR PLAZA 3
                     JERSEY CITY NJ  07311

                     PERSHING LLC                                                                        5.81
                     PO BOX 2052
                     JERSEY CITY NJ  07303-2052

                     NFSC                                                                                5.06
                     CAPITAL FORTRESS INTL TRUST
                     RG SOLOMON ARCADE STE 11
                     605 MAIN STREET
                     ST KITTS/NEVIS

MID CAP GROWTH FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     EDWARD D  JONES AND COF/A/O                                                         8.72
                     BEULAH MAE JONES MITCHELL
                     PO BOX 2500
                     MARYLAND HTS MO  63043-8500

                     ADP CLEARING & OUTSOURCING                                                          7.66
                     26 BROADWAY
                     NEW YORK NY  10004-1703


                                        q

MID CAP GROWTH FUND-G
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     COLUMBIA TRUST COMPANY ROLLOVER IRA                                                 5.02
                     JUAN ROSAI
                     25 CRESTVIEW DR
                     NORTH HAVEN CT  06473-3002

MID CAP GROWTH FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FLEET NATIONAL BANK                                                                11.78
                     FBO CMC OMNIBUS C/C
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

                     CHARLES SCHWAB & CO INC                                                            10.77
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     FLEET NATIONAL BANK                                                                 5.13
                     FBO CMC OMNIBUS C/R
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

OREGON MUNICIPAL BOND FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     WAYNE BARKER                                                                       26.59
                     15646 SEASIDE CT
                     BROOKINGS OR  97415-9531

                     CHARLES SCHWAB & CO INC CUST                                                       10.45
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     AMERICAN ENTERPRISE INVESTMENT SVCS                                                10.01
                     PO BOX 9446
                     MINNEAPOLIS MN  55440-9446

                     INTERRA CLEARING SERVICES FBO                                                       5.70
                     DAVID A JOHNSON
                     JANET M JOHNSON
                     JTWROS TEN/WROS
                     7885 NE TODD DR
                     CORVALLIS OR  97330-9683





                                       r

                     DAIN RAUSCHER INC FBO                                                               5.27
                     LOIS O KOCHIS
                     989 NW SPRUCE AVE APT 226
                     CORVALLIS OR  97330-2178

OREGON MUNICIPAL BOND FUND-B
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     DAIN RAUSCHER INC FBO                                                              15.07
                     GILLICI F JACKSON REVOC LIV TRUST
                     611 NW 30TH ST
                     CORVALLIS OR  97330-5144

                     AMERICAN ENTERPRISE INVEST SVCS                                                     8.47
                     PO BOX 9446
                     MINNEAPOLIS MN  55440-9446

                     AMERICAN ENTERPRISE INVEST SVCS                                                     8.44
                     PO BOX 9446
                     MINNEAPOLIS MN  55440-9446

                     DAIN RAUSCHER INC FBO                                                               6.74
                     GM LEAR IRREV LIV TRUST
                     440 NW ELKS DR APT 101
                     CORVALLIS OR  97330-3747

                     DEAN WITTER FBO                                                                     5.90
                     RELLA PANTENBURG &
                     PO BOX 250
                     NEW YORK NY  10008-0250

                     NFSC                                                                                5.28
                     ROBERT WILLIAMS REVOC LIV TRUST
                     14404 SE WEBSTER RD APT 325
                     PORTLAND OR  97267-1972

OREGON MUNICIPAL BOND FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     PIPER JAFFRAY & CO.                                                                34.31
                     800 NICOLLET MALL
                     MINNEAPOLIS MN  55402-7000

                     RAYMOND JAMES & ASSOC INC                                                          16.73
                     FBO SAUNDERS BARNEY
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100



                                       s

                     RAYMOND JAMES & ASSOC INC                                                          14.68
                     FBO WESTENHOUSE H
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100

                     MERRILL LYNCH PIERCE FENNER & SMITH                                                12.82
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

                     RAYMOND JAMES & ASSOC INC                                                           5.99
                     FBO HALL MV
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100

OREGON MUNICIPAL BOND FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     DAIN RAUSCHER INC FBO                                                              21.59
                     LEWIS F ROTH REVOCLIVTRUST
                     4798 BECKER CIR SE
                     ALBANY OR  97322-7139

                     LPL FINANCIAL SERVICES                                                             13.36
                     9785 TOWNE CENTRE DR
                     SAN DIEGO CA  92121-1968

                     PERSHING LLC                                                                       12.42
                     PO BOX 2052
                     JERSEY CITY NJ  07303-2052

                     DAIN RAUSCHER INC FBO                                                              11.13
                     RUTH C LEAR TRUST
                     440 NW ELKS DR APT 101
                     CORVALLIS OR  97330-3747

                     LPL FINANCIAL SERVICES                                                             10.97
                     9785 TOWNE CENTRE DR
                     SAN DIEGO CA  92121-1968

                     NFSC                                                                                6.77
                     FREDERICK A J KINGERY
                     FREDERICK A J KINGERY
                     4163 SW GREENLEAF CT
                     PORTLAND OR  97221-3271



                                       t

                     AMERICAN ENTERPRISE INVESTMENT SVCS                                                 6.15
                     PO BOX 9446
                     MINNEAPOLIS MN  55440-9446

                     AMERICAN ENTERPRISE INVESTMENT SVCS                                                 6.11
                     P.O BOX 9446
                     MINNEAPOLIS MN  55440-9446
OREGON MUNICIPAL BOND FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                             7.06
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

REAL ESTATE EQUITY FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            37.16
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     NATIONWIDE TRUST CO FSB                                                            15.52
                     PO BOX 182029
                     COLUMBUS OH  43218-2029

REAL ESTATE EQUITY FUND-B
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                 5.12
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

REAL ESTATE EQUITY FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     ADP CLEARING & OUTSOURCING                                                          8.13
                     26 BROADWAY
                     NEW YORK NY  10004-1703


                                       u

REAL ESTATE EQUITY FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FIRST CLEARING, LLC                                                                 7.26
                     8911 BLOOMFIELD BLVD
                     SARASOTA FL  34238-4452

REAL ESTATE EQUITY FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            27.57
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     FLEET NATIONAL BANK                                                                18.12
                     FBO CMC OMNIBUS C/C
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

                     FLEET NATIONAL BANK                                                                 5.49
                     FBO CMC OMNIBUS C/R
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

SMALL CAP GROWTH FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                             8.32
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     SAXON AND CO                                                                        8.29
                     OMNIBUS
                     PO BOX 7780-1888
                     PHILADELPHIA PA  19182-0001

                     STANDARD INSURANCE COMPANY                                                          7.24
                     1100 SW 6TH AVE
                     PORTLAND OR  97204-1020

STRATEGIC INVESTOR FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            14.55
                     SPECIAL CUSTODY A/C FOR BENFT CUST
                     101 MONTGOMERY STREET
                     SAN FRANCISCO CA  94104-4122

                     CHARLES SCHWAB & CO INC                                                             9.50
                     SPECIAL CUSTODY A/C FOR BENFT CUST
                     101 MONTGOMERY STREET
                     SAN FRANCISCO CA  94104-4122

STRATEGIC INVESTOR FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                 8.15
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

STRATEGIC INVESTOR FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CITIGROUP GLOBAL MARKETS, INC.                                                     34.11
                     333 W 34TH ST
                     NEW YORK NY  10001-2402

STRATEGIC INVESTOR FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            10.11
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     COLUMBIA TRUST CO AGENT                                                             5.96
                     FBO US NATURAL RESOURCES AND
                     FRIEDRICH AIR COND PEN PL-EMPLEE
                     PO BOX 1350
                     PORTLAND OR  97207-1350

                                       w

TECHNOLOGY FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     SEI PRIVATE TRUST CO                                                                9.99
                     ONE FREEDOM VALLEY DRIVE
                     OAKS PA  19456

                     NFSC                                                                                9.32
                     R LEE RIGNEY
                     224 CEDAR ST
                     ENGLEWOOD NJ  07631-3131

                     MERRILL LYNCH PIERCE FENNER & SMITH                                                 6.02
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

TECHNOLOGY FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     NFSC                                                                                7.55
                     WALLACE W SCHOOLER
                     4480 SCHOOLER RD
                     CRIDERSVILLE OH  45806-9727

                     UBS FINANCIAL SERVICES INC. FBO                                                     7.51
                     UBS-FINSVC CDN FBO
                     T MCCULLOUGH STROTHER
                     P.O.BOX 3321,
                     1000 HARBOR BLVD
                     WEEHAWKEN NJ  07086-6761

TECHNOLOGY FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     LPL FINANCIAL SERVICES                                                             48.03
                     9785 TOWNE CENTRE DR
                     SAN DIEGO CA  92121-1968

                     COLUMBIA TRUST COMPANY                                                             19.34
                     THOMASVILLE HOME FURNISHINGS OF AZ
                     BRANDON D LEVALLEY
                     18971 CAMINITO CANTILENA #19
                     SAN DIEGO CA  92128-6166


                     RAYMOND JAMES & ASSOC INC                                                           7.90
                     FBO BARNETT IRA
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100

                     CITIGROUP GLOBAL MARKETS, INC.                                                      6.63
                     333 W 34TH ST
                     NEW YORK NY  10001-2402

                     USAA INVESTMENT MANAGEMENT CO                                                       5.06
                     9800 FREDERICKSBURG RD
                     SAN ANTONIO TX  78288-0001

TECHNOLOGY FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                             8.88
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122


SALES CHARGES

For the fiscal years ended August 31, 2005 and August 31, 2004, the following sales charges were paid by shareholders in respect to Class A, D and T shares*:

                                                      CLASS A                         CLASS D                     CLASS T
                                                      -------                         -------                     -------
                                               2005          2004              2005         2004            2005        2004
                                           -----------    -----------      -----------   ----------       --------    --------
International Stock Fund                   $              $44,752          $             $89                          --
Mid Cap Growth Fund                        $              $58,047          $             $382                         $1,845
Real Estate Equity Fund                    $              $212,798         $             $5,756                       --
Technology Fund                            $              $48,422          $             $359                         --
Strategic Investor Fund                    $              $652,526         $             $25                          --
Balanced Fund                              $              $26,350          $             $729                         --
Oregon Municipal Bond Fund                 $              $18,602          $             $966                         --
High Yield Fund                            $              $790,974         $             $46,454                      --

*Class D shares closed to new investors effective October 13, 2003, and the front-end sales charge of 1.00% is waived effective October 13, 2003.

For the fiscal years ended August 31, 2004 and August 31, 2005, CMD, as Distributor, retained the following fees:

                                                                                INTERNATIONAL STOCK FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005
                                                                          -----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $44,752
Initial sales charges retained by CMD                                     $[ ]                           $ 7,736
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                           $    19




                                       y

                                                                                INTERNATIONAL STOCK FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $19,281
                                                                          $[ ]
                                                                          $[ ]



                                                                                INTERNATIONAL STOCK FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $136
                                                                          $[ ]
                                                                          $[ ]

                                                                                INTERNATIONAL STOCK FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
                                                                          $[ ]                             $28
                                                                          $[ ]
                                                                          $[ ]

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.



                                                                                  MID CAP GROWTH FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $58,047
Initial sales charges retained by CMD                                     $[ ]                           $ 9,271
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                             $ 0


                                                                                  MID CAP GROWTH FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $12,291




                                                                                  MID CAP GROWTH FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $264



                                                                                  MID CAP GROWTH FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                             $21


                                       z

                                                                                  MID CAP GROWTH FUND*
                                                                                     Class G Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $2,954

*Class A, B, D and G shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.



                                                                                REAL ESTATE EQUITY FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                          $212,798
Initial sales charges retained by CMD                                     $[ ]                          $ 32,403
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                          $ 25,000



                                                                                REAL ESTATE EQUITY FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $23,444



                                                                                REAL ESTATE EQUITY FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $2,004




                                                                                REAL ESTATE EQUITY FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $4,273

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.

                                                                                    TECHNOLOGY FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $48,422
Initial sales charges retained by CMD                                     $[ ]                           $ 8,022
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                           $     0


                                                                                    TECHNOLOGY FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $40,538



                                       aa

                                                                                    TECHNOLOGY FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $883



                                                                                    TECHNOLOGY FUND*
                                                                                      Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                             $11

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.

                                                                                STRATEGIC INVESTOR FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                          $652,526
Initial sales charges retained by CMD                                     $[ ]                          $ 93,760
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                          $    487




                                                                                STRATEGIC INVESTOR FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $26,530




                                                                                STRATEGIC INVESTOR FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $1,230




                                                                                STRATEGIC INVESTOR FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                             $12

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.

                                                                                     BALANCED FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $26,350
Initial sales charges retained by CMD                                     $[ ]                           $ 4,251
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                           $     0



                                       bb

                                                                                     BALANCED FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $15,155


                                                                                     BALANCED FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $282



                                                                                     BALANCED FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                             $9

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.

                                                                               OREGON MUNICIPAL BOND FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $18,602
Initial sales charges retained by CMD                                     $[ ]                           $ 2,240
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                           $     0



                                                                               OREGON MUNICIPAL BOND FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $9,564




                                                                               OREGON MUNICIPAL BOND FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $685



                                                                               OREGON MUNICIPAL BOND FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $119

*Class A, B and D shares were initially offered on November 1, 2002 and Class C Shares were initially offered on October 13, 2003.



                                       cc

                                                                                    HIGH YIELD FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                          $790,974
Initial sales charges retained by CMD                                     $[ ]                          $ 96,270
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                          $ 66,541
  On Fund redemptions retained by CMD


                                                                                    HIGH YIELD FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD
                                                                          $[ ]                          $297,129


                                                                                    HIGH YIELD FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $32,727



                                                                                    HIGH YIELD FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $39,786

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.


12B-1 PLANS, CDSC AND CONVERSION OF SHARES

          The Directors have approved a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan") for the Funds' Class A, B, C, D and G shares. Under the 12b-1 Plan, each Fund pays CMD a monthly service fee at an annual rate of up to 0.25% of the Fund's net assets attributed to Class A, B, C and D shares. Each Fund may also pay CMD monthly a distribution fee at an annual rate of 0.10% of the Fund's daily net assets attributed to Class A shares and up to 0.75% of the Fund's average daily net assets attributable to Class B, C and D shares. The Funds' Board of Directors currently limits payments under the 12b-1 Plan for Class A shares to 0.25% annually. Also under the 12b-1 Plan, the Mid Cap Growth Fund pays CMD a monthly service fee at an annual rate of up to 0.50% of the Fund's net assets attributed to Class G shares, made up of up to 0.25% for certain shareholder services ("Shareholder Liaison Services") and up to 0.25% for administrative services ("Administrative Support Services"). The Mid Cap Growth Fund also pays CMD monthly a distribution fee at an annual rate of up to 0.65% of the Fund's average daily net assets attributed to Class G shares.

For the Oregon Municipal Bond Fund, CMD has voluntarily agreed to waive a portion of its Class C and Class D distribution fees so that these fees do not exceed 0.65% annually of Class C's and Class D's average daily net assets. For the High Yield Fund, the Distributor has voluntarily agreed to waive a portion of its Class C and Class D distribution fees so that these fees do not exceed 0.85% annually of the Class C's and Class D's average daily net assets.

The monthly service and distribution fees shall be used by CMD to cover expenses and activities primarily intended to result in the sale of Fund shares. These expenses and activities may include but are not limited to: (a) direct out-of-pocket promotional expenses incurred by CMD in advertising and marketing Fund shares; (b) expenses incurred in connection with preparing, printing, mailing, and distributing or publishing advertisements and sales literature; (c) expenses incurred in connection with printing and mailing prospectuses and Statements of Additional Information to other than current shareholders; (d) periodic payments or commissions to one or more securities dealers, brokers, financial institutions and other industry professionals ("Service Organizations") with respect to the Funds' shares beneficially owned by customers for whom the Service Organization is the shareholder of record; (e) the direct and indirect cost of financing the payments or expenses included in
(a) and (d) above;

                                       dd
or (f) such other services as may be construed by any court or governmental agency or commission, including the SEC, to constitute distribution services under the 1940 Act or rules and regulations thereunder.

Shareholder Liaison Services may include the following services provided by financial services firms ("FSFs"): (a) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (b) processing dividend payments; (c) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (d) providing periodic mailings to customers. Administrative Support Services may include the following services provided by FSFs: (a) providing customers with information as to their positions in Class G shares; (b) responding to customer inquiries; and
(c) providing a service to invest the assets of customers in Class G shares.

CMD may use the entire amount of such fees to defray the cost of commissions and service fees paid to FSFs and for certain other purposes. Since the distribution and service fees are payable regardless of CMD's expenses, CMD may realize a profit from the fees. The 12b-1 Plan authorizes the Advisor to make payments out of its own funds for distribution or services costs. At this time, the total Class G service and distribution fees have been limited to 0.95% for the Mid Cap Growth Fund. These limitations may be modified or terminated by the Board of Directors at any time.

The Plan authorizes any other payments by the Funds to CMD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of the Fund's shares.

         The Trustees of the Trust believe the Plan could be a significant factor in the growth and retention of the Fund's assets resulting in a more advantageous expense ratio and increased investment flexibility that could benefit each class of the Fund's shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees of the Trust who are not interested persons of the Trust are effected by such disinterested Trustees.

         Shares of Class A, D and T shares are offered with a front-end sales charge, payable at the time of purchase, unless waived as set forth in the Prospectus for such Fund. Class B, C and G shares are offered without a front-end sales charge, but are subject to a contingent deferred sales charge depending on the length of time the shares are held. Class A, C, D and T shares held for fewer than 18 months (12 months in the case of Class C and D) after purchase are subject to a 1.00% contingent deferred sales charge. A detailed description of these various sales charges can be found in the Prospectus for the relevant class. Class T shares received in connection with a fund merger are subject to a contingent deferred sales charge if redeemed within 12 months of the original purchase.

         No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

         Except in certain limited circumstances, Class G shares of a Fund automatically convert into Class T shares of the same Fund at the time disclosed in the relevant Fund's Prospectus for Class T and G shares. Class B shares automatically convert into Class A shares of the same Fund at the time disclosed in the relevant Fund's Prospectus for Class A, B, C and D shares.

SALES-RELATED EXPENSES OF CMD RELATING TO THE FUNDS WERE:

INTERNATIONAL STOCK FUND

                                                          Fiscal Year Ended August 31, 2005

                                        Class A              Class B                Class C                 Class D
                                        -------              -------                -------                 -------
                                        Shares               Shares                 Shares                  Shares
                                        ------               ------                 ------                  ------
Fees to FSFs                            $[ ]               $[ ]                      $[ ]                     $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                     $[ ]               $[ ]                      $[ ]                     $[ ]
Allocated travel, entertainment
and other expenses                      $[ ]               $[ ]                      $[ ]                     $[ ]


                                       ee

MID CAP GROWTH FUND                                        Fiscal Year Ended August 31, 2005
                                    Class A     Class B      Class C          Class D      Class G        Class T
                                    --------    --------     --------         --------     --------       -------
                                     Shares       Shares      Shares          Shares        Shares         Shares
                                     ------       ------      ------         -------        ------         ------
Fees to FSFs                          $[ ]         $[ ]        $[ ]           $[ ]           $[ ]           $[ ]
Allocated cost of sales
material relating to the Fund
(including printing, mailing
and other promotion expenses)         $[ ]         $[ ]        $[ ]           $[ ]           $[ ]           $[ ]
Allocated travel, entertainment
and other  expenses                   $[ ]         $[ ]        $[ ]           $[ ]           $[ ]           $[ ]



REAL ESTATE EQUITY FUND                               Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                              $[ ]            $[ ]            $[ ]             $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                       $[ ]            $[ ]            $[ ]             $[ ]
Allocated travel, entertainment
and other  expenses                       $[ ]            $[ ]            $[ ]             $[ ]

TECHNOLOGY FUND                                     Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                             $[ ]            $[ ]             $[ ]            $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                      $[ ]            $[ ]             $[ ]            $[ ]
Allocated travel, entertainment
and other  expenses                      $[ ]            $[ ]             $[ ]            $[ ]

STRATEGIC INVESTOR FUND                                Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                             $[ ]             $[ ]            $[ ]            $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                      $[ ]             $[ ]            $[ ]            $[ ]
Allocated travel, entertainment
and other  expenses                      $[ ]             $[ ]            $[ ]            $[ ]

BALANCED FUND                                         Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                           $[ ]              $[ ]             $[ ]            $[ ]
Allocated cost of sales
material relating to the Fund
(including printing, mailing
and other promotion expenses)          $[ ]              $[ ]             $[ ]            $[ ]
Allocated travel, entertainment
and other  expenses                    $[ ]              $[ ]             $[ ]            $[ ]


                                       ff

OREGON MUNICIPAL BOND FUND                        Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                              $[ ]            $[ ]            $[ ]             $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                       $[ ]            $[ ]            $[ ]             $[ ]
Allocated travel, entertainment
and other  expenses                       $[ ]            $[ ]            $[ ]             $[ ]

HIGH YIELD FUND                                       Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                              $[ ]            $[ ]            $[ ]            $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                       $[ ]            $[ ]            $[ ]            $[ ]
Allocated travel, entertainment
and other  expenses                       $[ ]            $[ ]            $[ ]            $[ ]

CUSTODIAN OF THE FUND
State Street Bank and Trust Company, located at 225 Franklin Street, Boston, MA 02101, is the Fund's custodian. The custodian is responsible for safeguarding and controlling the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT REGISTERED PULIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP, located at 125 High Street, Boston, MA 02110, serves as the Fund's independent registered public accounting firm, providing audit services, tax return review services and assistance and consultation in connection with the review of various SEC filings. The Financial Statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the reports of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.



                                       gg

                      STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include the series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Columbia Funds Trust VIII, Columbia Funds Series Trust I (formerly named Columbia Funds Trust IX) and Columbia Funds Trust XI (each a Trust and together, the Trusts, also known as Fund Complex). In certain cases, the discussion applies to some, but not all, of the Funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING

In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.

SHORT SALES

A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

LOWER-RATED DEBT SECURITIES

Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the Fund's achievement of its investment goal; and

4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

COMMON STOCK, PREFERRED STOCK AND WARRANTS

Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the company's capital stock at a set price for a specified period of time.

FOREIGN SECURITIES

The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a sub-custodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

The Fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

EXCHANGE-TRADED FUNDS ("ETFS"). The Fund may invest in ETFs up to the maximum amount allowable under the 1940 Act. ETFs are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international.

ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.

The Fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders of the Fund may also indirectly bear similar expenses of an ETF.

ZERO COUPON SECURITIES (ZEROS)

The Fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)

The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSIT are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by a business to finance short-term needs (including promissory notes with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement in which the Fund would be allowed to invest directly.

CERTIFICATES OF DEPOSIT are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. TIME DEPOSITS are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central

Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund.

BANK OBLIGATIONS include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part 1 of this SAI. For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a Fund's assets that may be invested in STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component is usually volatile in response to changes in interest rates.

In U.S. TREASURY ROLLS, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

COMMERCIAL PAPER is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

STRIPPED OBLIGATIONS

To the extent consistent with their investment objective, Funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the Funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Funds' Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

MUNICIPAL SECURITIES

Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this SAI and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, each

Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

PRIVATE ACTIVITY BONDS

The Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

MUNICIPAL LEASE OBLIGATIONS

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

SECURITIES LOANS

The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

INTERFUND BORROWING AND LENDING

The Fund may lend money to and borrow money from other affiliated registered open-end investment companies. The Fund may borrow through the program when the Advisor believes borrowing is appropriate and the costs are equal to or lower than the costs of bank loans. When borrowing money, the Fund is subject to the risk that the securities the Fund acquires with the borrowed money or would otherwise have sold will decline in value. When lending money, the Fund is subject to the risk that the borrower will be unwilling or unable to make timely payments of interest or principal.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)

The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Fund from the transaction.

REITS

The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy.

ASSET-BACKED SECURITIES

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively lengthen the expected maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

CUSTODY RECEIPTS AND TRUST CERTIFICATES. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly "disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

LINE OF CREDIT

The Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goal and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian..

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities;

three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

MUNICIPAL BOND INDEX FUTURES CONTRACTS. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

OPTIONS ON FUTURES CONTRACTS. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The Funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

OPTIONS ON FOREIGN STOCK INDICES. The Funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

SWAP AGREEMENTS (SWAPS, CAPS, COLLARS AND FLOORS)

The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

EQUITY SWAPS

The Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

RISK FACTORS IN EQUITY SWAP TRANSACTIONS. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the portfolio managers do not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. See "Taxes" for information on tax risks associated with equity swaps.

FOREIGN CURRENCY TRANSACTIONS

The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

PARTICIPATION INTERESTS

The Fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

VARIABLE AND FLOATING RATE OBLIGATIONS

Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

If a variable or floating rate instrument is not rated, the Fund's Advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

CURRENCY SWAPS. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

GUARANTEED INVESTMENT CONTRACTS

Pursuant to guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.

The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.

BANK INVESTMENT CONTRACTS

Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the Funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

LOAN PARTICIPATIONS

Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

STRUCTURED INVESTMENTS

Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.

Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.

YANKEE OBLIGATIONS

Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

AMERICAN, EUROPEAN, CONTINENTAL AND GLOBAL DEPOSITARY RECEIPTS

American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

TEMPORARY CASH BALANCES

The Funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.

TAXES

In this section, all discussions of taxation at the shareholder and fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

FEDERAL TAXES. Although it may be one of several series in a single trust, the Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (Code). The Fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets.

To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer, other than U.S. government securities or other regulated investment companies; or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (c) distribute with respect to each year at least 90% of its taxable net investment income, its tax-exempt interest income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation , provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do not apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of
(c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. As a regulated investment company that is accorded special tax treatment, the Fund will not be subject to any federal income taxes on its net investment income and net realized capital gains that it distributes to shareholders on the form of dividends and in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" accorded special tax treatment in any taxable year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions (including any distributions of net tax-exempt income and net long-term capital gains) would generally be taxable as ordinary income to the shareholders, except to the extent they were treated as "qualified dividend income," as described below. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the federal corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends may be, however, includable in adjusted current earnings for purposes of computing corporate federal AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces tax basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.

FUND DISTRIBUTIONS. Distributions from the Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) will generally be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning on or before December 31, 2008.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price of the shareholder paid). Distributions are taxable whether received in cash or in Fund shares.

QUALIFIED DIVIDEND INCOME. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. With respect to a Fund investing in bonds, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

In general, distributions of investment income properly designated by the Fund as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt Fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder (but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes). The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

Income from certain "private activity bonds" issued after August 7, 1986, is treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time Fund shares are held by the shareholder.

A tax-exempt Fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the Fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users, as further defined in the Code. Income derived from the Fund's investments other than tax-exempt instruments may give rise to taxable income. The Fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of Fund shares to the extent of tax-exempt dividends paid during that period. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Under Treasury regulations, if on a disposition of Fund shares a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder will likely have to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. You are advised to consult with your tax advisor.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to backup withholding for taxpayers who fail to furnish a correct taxpayer identification number, who have under-reported dividend or interest income, or who fail to certify to the Fund that the shareholder is a United States person and is not subject to the withholding. This number and certification may be provided by either a Form W-9 or the accompanying application. In certain instances, CMS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This may produce a difference between the Fund's book income and its taxable income possibly accelerating distributions or converting distributions of book income and gains to returns of capital for book purposes.

If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal income tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund." A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

NON-U.S. SHAREHOLDERS. In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the recent legislation, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S.

person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Recent legislation modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the legislation, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning on September 1, 2005) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES (THIS SECTION IS APPLICABLE ONLY TO THE COLUMBIA TAX-MANAGED GROWTH FUND)

FEDERAL GIFT TAXES. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.

Under the Columbia Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceed $11,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.

Under the Columbia Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.

No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), including taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount, which is $1,000,000 for gifts made after December 31, 2001, and before January 1, 2010.

Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's Federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.

The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $22,000.

The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

GENERATION-SKIPPING TRANSFER TAXES

If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Columbia Advantage Plan and does not exceed the available annual exclusion amount. An exemption (the "GST exemption"), equal to $1.5 million in 2005, is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate (47% for gifts made in 2005) on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.

INCOME TAXES

The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Columbia Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.

Under the Columbia Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.

If the donor selects the Columbia Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 35%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 15%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.

When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

CONSULTATION WITH QUALIFIED ADVISOR

Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.

MANAGEMENT OF THE FUNDS The Advisor provides administrative and management services to the Funds. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. (NPMI), merged into Columbia Management Advisors, Inc. Each of the four merging companies was a registered investment advisor and advised various Funds in the Fund Complex. The Advisor, located at 100 Federal Street, Boston, Massachusetts 02110, is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. The Advisor has been an investment advisor since 1969.

In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. (NFMI), a subsidiary of NPMI and a registered investment advisor that advised several Funds in the Fund Complex, merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the Advisor to the Funds previously advised by NFMI.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 49)        Trustee       1996       Executive Vice President -         101        Nash Finch Company (food
P.O. Box 66100                                             Strategy of United Airlines                         distributor)
Chicago, IL 60666                                          (airline) since December,
                                                           2002 (formerly President of
                                                           UAL Loyalty Services
                                                           (airline) from September,
                                                           2001 to December, 2002;
                                                           Executive Vice President
                                                           and Chief Financial Officer
                                                           of United Airlines from
                                                           July, 1999 to September,
                                                           2001; Senior Vice
                                                           President-Finance from
                                                           March, 1993 to July, 1999).

Janet Langford Kelly (Age 47)     Trustee       1996       Partner, Zelle, Hofmann,           101                    None
9534 W. Gull Lake Drive                                    Voelbel, Mason & Gette LLP
Richland, MI 49083-8530                                    (law firm) since March,
                                                           2005; Adjunct Professor of
                                                           Law, Northwestern
                                                           University, since
                                                           September, 2004 (formerly
                                                           Chief Administrative
                                                           Officer and Senior Vice
                                                           President, Kmart Holding
                                                           Corporation (consumer
                                                           goods), from September,
                                                           2003 to March, 2004;
                                                           Executive Vice
                                                           President-Corporate
                                                           Development and
                                                           Administration, General
                                                           Counsel and Secretary,
                                                           Kellogg Company (food
                                                           manufacturer), from
                                                           September, 1999 to August,
                                                           2003; Senior Vice
                                                           President, Secretary and
                                                           General Counsel, Sara Lee
                                                           Corporation (branded,
                                                           packaged, consumer-products
                                                           manufacturer) from January,
                                                           1995 to September, 1999).

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Richard W. Lowry (Age 69)         Trustee       1995       Private Investor since            103(3)                  None
10701 Charleston Drive                                     August, 1987 (formerly
Vero Beach, FL 32963                                       Chairman and Chief
                                                           Executive Officer, U.S.
                                                           Plywood Corporation
                                                           (building products
                                                           manufacturer)).

Charles R. Nelson (Age 62)        Trustee       1981       Professor of Economics,           101                     None
Department of Economics                                    University of Washington,
University of Washington                                   since January, 1976; Ford
Seattle, WA 98195                                          and Louisa Van Voorhis
                                                           Professor of Political
                                                           Economy, University of
                                                           Washington, since
                                                           September, 1993 (formerly
                                                           Director, Institute for
                                                           Economic Research,
                                                           University of Washington
                                                           from September, 2001 to
                                                           June, 2003); Adjunct
                                                           Professor of Statistics,
                                                           University of Washington,
                                                           since September, 1980;
                                                           Associate Editor, Journal
                                                           of Money Credit and
                                                           Banking, since September,
                                                           1993; consultant on
                                                           econometric and statistical
                                                           matters.

John J. Neuhauser (Age 62)        Trustee       1985       Academic Vice President and       103(3)        Saucony, Inc. (athletic
84 College Road                                            Dean of Faculties since                                footwear)
Chestnut Hill, MA 02467-3838                               August, 1999, Boston
                                                           College (formerly Dean,
                                                           Boston College School of
                                                           Management from September,
                                                           1977 to August, 1999).

Patrick J. Simpson (Age 61)       Trustee       2000       Partner, Perkins Coie             101                     None
1120 N.W. Couch Street                                     L.L.P. (law firm).
Tenth Floor
Portland, OR 97209-4128

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas E. Stitzel (Age 69)        Trustee       1998       Business Consultant since          101                    None
2208 Tawny Woods Place                                     1999 (formerly Professor of
Boise, ID 83706                                            Finance from 1975 to 1999,
                                                           College of Business, Boise
                                                           State University);
                                                           Chartered Financial
                                                           Analyst.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 68)       Trustee       1996       Partner and Senior Advisor,        101            Anixter International
8 Sound Shore Drive,                and                    Chicago Growth Partners                             (network support
Suite 285                        Chairman                  (private equity investing)                       equipment distributor);
Greenwich, CT 06830               of the                   since September, 2004                              Ventas, Inc. (real
                                   Board                   (formerly Managing                                  estate investment
                                                           Director, William Blair                            trust); Jones Lang
                                                           Capital Partners (private                         LaSalle (real estate
                                                           equity investing) from                          management services) and
                                                           September, 1994 to                                Ambac Financial Group
                                                           September, 2004).                                  (financial guaranty
                                                                                                                  insurance)

Anne-Lee Verville (Age 59)        Trustee       1998       Retired since 1997                 101          Chairman of the Board of
359 Stickney Hill Road                                     (formerly General Manager,                      Directors, Enesco Group,
Hopkinton, NH 03229                                        Global Education Industry,                      Inc. (designer, importer
                                                           IBM Corporation (computer                          and distributor of
                                                           and technology) from 1994                             giftware and
                                                           to 1997).                                             collectibles)

Richard L. Woolworth (Age 64)     Trustee       1991       Retired since December 2003        101            Northwest Natural Gas
100 S.W. Market Street                                     (formerly Chairman and                          Co. (natural gas service
#1500                                                      Chief Executive Officer,                                provider)
Portland, OR 97207                                         The Regence Group (regional
                                                           health insurer); Chairman
                                                           and Chief Executive
                                                           Officer, BlueCross
                                                           BlueShield of Oregon;
                                                           Certified Public
                                                           Accountant, Arthur Young &
                                                           Company)

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
INTERESTED TRUSTEE
William E. Mayer(2) (Age 65)      Trustee       1994       Partner, Park Avenue Equity       103(3)         Lee Enterprises (print
399 Park Avenue                                            Partners (private equity)                        media), WR Hambrecht +
Suite 3204                                                 since February, 1999                             Co. (financial service
New York, NY 10022                                         (formerly Partner,                                 provider); Reader's
                                                           Development Capital LLC                           Digest (publishing);
                                                           from November, 1996 to                             OPENFIELD Solutions
                                                           February, 1999).                                    (retail industry
                                                                                                             technology provider)

(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

                                              Year First
                                              Elected or
                                  Position     Appointed                            Principal Occupation(s)
     Name, Address and Age       with Funds    to Office                             During Past Five Years
------------------------------   ----------   ----------   -------------------------------------------------------------------------
OFFICERS
Christopher L. Wilson (Age 48)    President      2004      Head of Mutual Funds since August, 2004 and Senior Vice President of the
One Financial Center                                       Advisor since January, 2005; President of the Columbia Funds, Liberty
Boston, MA 02111                                           Funds and Stein Roe Funds since October, 2004; President and Chief
                                                           Executive Officer of the Nations Funds since January, 2005; President of the Galaxy Funds since April 2005; Director of Bank of America Global
                                                           Liquidity Funds, plc since May 2005; Director of Banc of America Capital
                                                           Management (Ireland), Limited since May 2005; Senior Vice President of
                                                           BACAP Distributors LLC since January, 2005; Director of FIM Funding, Inc.
                                                           since January, 2005; Senior Vice President of Columbia Management
                                                           Distributors, Inc. since January, 2005; Director of Columbia Management
                                                           Services, Inc. since January, 2005 (formerly President and Chief
                                                           Executive Officer, CDC IXIS Asset Management Services, Inc. from
                                                           September, 1998 to August, 2004).

J. Kevin Connaughton (Age 40)     Treasurer      2000      Treasurer of the Columbia Funds since October, 2003 and of the Liberty
One Financial Center                                       Funds, Stein Roe Funds and All-Star Funds since December, 2000; Vice
Boston, MA 02111                                           President of the Advisor since April, 2003 (formerly President of the
                                                           Columbia Funds, Liberty Funds and Stein Roe Funds from February, 2004 to
                                                           October, 2004; Chief Accounting Officer and Controller of the Liberty
                                                           Funds and All-Star Funds from February, 1998 to October, 2000); Treasurer of the Galaxy Funds since September, 2002 (formerly Treasurer from
                                                           December, 2002 to December, 2004 and President from February, 2004 to
                                                           December, 2004 of the Columbia Management Multi-Strategy Hedge Fund, LLC;
                                                           Vice President of Colonial Management Associates, Inc. from February,
                                                           1998 to October, 2000).

Mary Joan Hoene (Age 55)           Senior        2004      Senior Vice President and Chief Compliance Officer of the Columbia Funds,
100 Federal Street                  Vice                   Liberty Funds, Stein Roe Funds and All-Star Funds since August, 2004;
Boston, MA 02110                  President                Chief Compliance Officer of the Columbia Management Multi-Strategy Hedge
                                  and Chief                Fund, LLC since August, 2004; Chief Compliance Officer of the BACAP
                                 Compliance                Alternative Multi-Strategy Hedge Fund LLC since October, 2004 (formerly
                                   Officer                 Partner, Carter, Ledyard & Milburn LLP from January, 2001 to August,
                                                           2004; Counsel, Carter, Ledyard & Milburn LLP from November, 1999 to
                                                           December, 2000; Vice President and Counsel, Equitable Life Assurance
                                                           Society of the United States from April, 1998 to November, 1999).

Michael G. Clarke (Age 35)          Chief        2004      Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein Roe
One Financial Center             Accounting                Funds and All-Star Funds since October, 2004 (formerly Controller of the
Boston, MA 02111                   Officer                 Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds from
                                                           May, 2004 to October, 2004; Assistant Treasurer from June, 2002 to May,
                                                           2004; Vice

                                                           President, Product Strategy & Development of the Liberty Funds and Stein
                                                           Roe Funds from February, 2001 to June, 2002; Assistant Treasurer of the
                                                           Liberty Funds, Stein Roe Funds and the All-Star Funds from August, 1999 to February, 2001; Audit Manager, Deloitte & Toche LLP from May, 1997 to
                                                           August, 1999).

Jeffrey R. Coleman (Age 35)      Controller      2004      Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                       All-Star Funds since October, 2004 (formerly Vice President of CDC IXIS
Boston, MA 02111                                           Asset Management Services, Inc. and Deputy Treasurer of the CDC Nvest
                                                           Funds and Loomis Sayles Funds from February, 2003 to September, 2004;
                                                           Assistant Vice President of CDC IXIS Asset Management Services, Inc. and
                                                           Assistant Treasurer of the CDC Nvest Funds from August, 2000 to February,
                                                           2003; Tax Manager of PFPC, Inc. from November, 1996 to August, 2000).

R. Scott Henderson (Age 45)       Secretary      2004      Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds since
One Financial Center                                       December, 2004 (formerly Of Counsel, Bingham McCutchen from April, 2001
Boston, MA 02111                                           to September, 2004; Executive Director and General Counsel, Massachusetts
                                                           Pension Reserves Investment Management Board from September, 1997 to
                                                           March, 2001).

Trustee Positions

As of December 31, 2004, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity.

General

Messrs. Lowry, Mayer and Neuhauser are also trustees/directors of the Liberty All-Star Funds.

The Trustees serve as trustees of 101 registered investment companies managed by the Advisor for which each Trustee receives a retainer at the annual rate of $45,000 and an attendance fee of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December, 2003, Mr. Theobald began serving as the Chairman of the Board. As the independent chairman of the board, Mr. Theobald receives a supplemental retainer at the annual rate of of $100,000; the chair of the Audit Committee receives a supplemental retainer at the annual rate of $10,000; the chair of each other committee receives a supplemental retainer at the annual rate of $5,000. Members of each committee, except the Audit Committee, receive $1,500 for each committee meeting. Each Audit Committee member receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 133 open-end and 10 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

MANAGEMENT AGREEMENT

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. Columbia Management Distributors, Inc. (formerly named Columbia Funds Distributor, Inc.) pays the cost of printing and distributing all other Prospectuses.

ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO CERTAIN FUNDS AND THEIR RESPECTIVE TRUSTS. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION REGARDING YOUR FUND).

Under an Administration Agreement, the Advisor, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

          (a)  providing office space, equipment and clerical personnel;

          (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund;

          (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

          (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

          (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

          (f)  maintaining certain books and records of each Fund.

With respect to Columbia Money Market Fund (formerly named Liberty Money Market
Fund) and Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund), the Administration Agreement for these Funds provides that the Advisor will monitor compliance by the Fund with Rule 2a-7 under the 1940 Act and report to the Trustees from time to time with respect thereto. The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

TRUST SERVICES AGREEMENT

Pursuant to a Trust Services Agreement, CMS provides the Columbia Tax-Managed Growth Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. CMS's fee is described in the Prospectuses of the Columbia Tax-Managed Growth Fund.

THE PRICING AND BOOKKEEPING AGREEMENT

The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement. SEE "FUND CHARGES AND EXPENSES" IN
PART 1 OF THIS SAI FOR INFORMATION ON THESE FEES.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the Funds. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The Funds and clients advised by the Advisor or the Funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.

POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Advisor believes are faced by investment professionals at most major financial firms. The Advisor and the Trustees of the Columbia Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

          - The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

          - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

          - The trading of other accounts could be used to benefit higher-fee accounts (front- running).

          - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

"Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Advisor and the Funds' Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Columbia-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

The Advisor or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

A Fund's portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at the Advisor, including each Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Advisor and each Fund, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of each Fund.

BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute securities transactions for a Fund.

The Advisor places the transactions of the Funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the Funds' transactions where the Funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by Funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a Fund.

The Advisor may use the services of affiliated broker-dealers, when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

PRINCIPAL UNDERWRITER

CMD is the principal underwriter of the Trust's shares. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT

CMS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CMS is based on number of accounts plus reimbursement for certain out-of-pocket expenses. SEE

"FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY CMS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CMS or generally by 6 months' notice by CMS to the Fund. The agreement limits the liability of CMS to the Fund for loss or damage incurred by the Fund to situations involving a failure of CMS to use reasonable care or to act in good faith and without negligence in performing its duties under the agreement. The Fund will indemnify CMS from, among other things, any and all claims, actions, suits, losses, costs, damages, and expenses incurred by it in connection with its acceptance of this Agreement, provided that: (i) to the extent such claims, actions, suits, losses, costs, damages, or expenses relate solely to a particular series or group of series of shares, such indemnification shall be only out of the assets of that series or group of series; (ii) this indemnification shall not apply to actions or omissions constituting negligence or misconduct of CMS or its agents or contractors, including but not limited to willful misfeasance, bad faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under this Agreement; and (iii) CMS shall give a Fund prompt notice and reasonable opportunity to defend against any such claim or action in its own name or in the name of CMS.

CODE OF ETHICS

The Funds, the Advisor, and CMD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

ANTI-MONEY LAUNDERING COMPLIANCE

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account, halting all shareholder activity with respect to such account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

PROXY VOTING POLICIES AND FUND PROXY VOTING RECORD

The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

The Advisor's proxy voting guidelines and procedures are included in this SAI as Appendix II. In accordance with SEC regulations, the fund's proxy voting record for the last twelve-month period ended June 30 has been filed with the SEC. You may obtain a copy of the fund's proxy voting record (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Columbia Funds have adopted policies with respect to the disclosure of the Funds' portfolio holdings by the Funds, Columbia Management, or their affiliates. These policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Funds' website at www.columbiafunds.com, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Fund's policies are described below. The Trustees shall be updated as needed regarding the Fund's compliance with the policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Columbia Management and its affiliates. The Fund's policies prohibit Columbia Management and the Fund's other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund's shares, third-party service providers, rating and ranking organizations and affiliated persons of the Fund.

PUBLIC DISCLOSURES. The Fund's portfolio holdings are currently disclosed to the public through required filings with the SEC and, for equity and fixed income funds, on the Fund's website at www.columbiafunds.com. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund's fiscal year). Shareholders may obtain the Fund's Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Fund's Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

The equity and fixed income Columbia Funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:

                                                            FREQUENCY OF
   TYPE OF FUND              INFORMATION PROVIDED            DISCLOSURE            DATE OF WEB POSTING
------------------   ------------------------------------   ------------   ----------------------------------
   Equity Funds      Full portfolio holdings information.      Monthly      30 calendar days after month-end.
Fixed Income Funds   Full portfolio holdings information.     Quarterly    60 calendar days after quarter-end

The scope of the information provided relating to the Fund's portfolio that is made available on the website may change from time to time without prior notice.

For Columbia's money market funds, a complete list of a Fund's portfolio holdings shall be publicly available on a monthly basis on the fifth business date after month-end. Shareholders may request such information by writing or calling the Fund's distributor, Columbia Management Distributors, Inc. at the address listed on the cover of this SAI.

A Fund, Columbia Management or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

OTHER DISCLOSURES. The Fund's policies provide that non-public disclosures of the Fund's portfolio holdings may be made if (1) the Fund has a legitimate business purpose for making such disclosure, (2) the Fund's chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.

The Fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to Columbia Management and its affiliates, these service providers include the Fund's custodian and sub-custodians, the Fund's independent registered public accounting firm, legal counsel, financial printers(R.R. Donnelly & Sons and Bowne & Co., Inc.), the Fund's proxy voting service provider (Alamo Direct Mail Services, Inc.), the Fund's proxy solicitor (Georgeson Shareholder Communications Inc.), rating agencies that maintain ratings on certain Columbia Funds (Fitch, Inc.) and service providers that support Columbia Management's trading systems (InvestorTool, Inc. and Thomson Financial).These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. The Fund may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Certain clients of the Fund's investment adviser(s) may follow a strategy similar to that of the Fund, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Fund.

DETERMINATION OF NET ASSET VALUE

Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the official closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value following procedures approved by the Trust's Board of Trustees.

(The following two paragraphs are applicable only to Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund) and Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund))

Trading in securities on stock exchanges and over-the-counter markets in foreign securities markets is normally completed well before the close of the business day in New York. Trading on foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

AMORTIZED COST FOR MONEY MARKET FUNDS (SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "INFORMATION CONCERNING THE FUND" IN PART 1 OF THE SAI OF COLUMBIA MONEY MARKET FUND (FORMERLY NAMED LIBERTY MONEY MARKET FUND) AND COLUMBIA MUNICIPAL MONEY MARKET FUND (FORMERLY NAMED LIBERTY MUNICIPAL MONEY MARKET
FUND))

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Under the amortized cost method a security is initially valued at cost and thereafter any discount or premium from maturity value is amortized ratably to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. If a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Columbia Money Market Fund (formerly named Liberty Money Market Fund) or the Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund) for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund may accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CMS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Investors should understand that, since the offering price of the Fund's shares is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge paid as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CMD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CMD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CMD may from time to time reallow additional amounts to all or certain FSFs. CMD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CMD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars. Travelers checks, gift checks, credit card convenience checks, credit cards, cash and ban counter (starter checks) are not accepted.

CMS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CMS, provided the new FSF has a sales agreement with CMD.

Shares credited to an account are transferable upon written instructions in good order to CMS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you may send the certificates to CMS for deposit to your account.

In addition to the commissions specified in a Fund's prospectus and this SAI, CMD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that CMD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CMD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, CMD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.

In addition, CMD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.

CMD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:

1st Global Capital Corp
401 Company
ABN AMRO Trust Services
ADP Retirement Services
Advest
AEGON/Transamerica
AG Edwards
American Century Services
American Express
AMG
AON Consulting
AST Trust Company
Banc of America Investment Services
BancOne
Bear Stearns
Benefit Plan Administrators
Bidwell & Company
BNY Clearing
C N A Trust
Charles Schwab
CIBC Oppenheimer
Citigroup Global Markets
CitiStreet Associates LLC
City National Bank
City of Milwaukee
Columbia Trust Company
Commonwealth Financial
Compensation & Capital
CPI Qualified Plan Consultants
Daily Access Concepts
Davenport & Company
Delaware Investments
Digital Retirement Solutions
Discover Brokerage
Dreyfus/Mellon
Edgewood Services
Edward Jones

E-Trade,
ExpertPlan
FAS Liberty Life Spectrum
Ferris Baker Watts
Fidelity
Financial Data Services
Franklin Templeton
Freeman Welwood
Gem Group
Great West Life
Hewitt Associates LLC
Huntington Bank
ING
Intermountain Health Care
Investmart, Inc.
Investment Manager Services (IMS)
Janney Montgomery Scott
JJB Hilliard Lyons
JP Morgan/American Century
Kenney Investments
Kirkpatrick Pettis Smith Polian Inc
Legg Mason Wood Walker
Liberty Life
Lincoln Financial
Lincoln Life
Linsco Private Ledger
M & T Securities
Marquette Trust Company
Mass Mutual Life
Matrix Settlement & Clearance Services (MSCS)
McDonald Investments
Merrill Lynch
MetLife
MFS
Mfund Trax
MidAtlantic Capital
Milliman USA
Morgan Keegan
Morgan Stanley Dean Witter
PFPC
Nationwide Investment Services
Neuberger Berman Mgmt
NFP Securities
NSD -NetStock Sharebuilder
NYLife Distributors
Optimum Investment Advisors
Orbitex
Pershing LLC
Phoenix Home Life
Piper Jaffray
PNC
PPI Employee Benefits
Private Bank & Trust
Prudential
Putnam Investments
Raymond James
RBC Dain Rausher
Robert W Baird
Royal Alliance
RSM McGladrey Inc.

Safeco
Scott & Stringfellow
Scudder Investments
Security Benefit
Segall Bryant Hamill
South Trust Securities
Southwest Securities
Standard Insurance
Stanton Group
State of NY Deferred Compensation Plan
Stephens, Inc.
Stifel Nicolaus & Co
Strong Capital
Sungard T Rowe Price
Trustar Retirement Services
Trustlynx/Datalynx
UBS Financial Services
USAA Investment Management
Vanguard
Wachovia
TD Waterhouse
Webster Investment Services
Wells Fargo
Wilmington Trust

PLEASE CONTACT YOUR FSF OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY
RECEIVE.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most Funds advised by the Advisor may be purchased through the Automatic Investment Plan. Electronic fund transfers for a fixed amount of at least $50 ($25 for IRA) are used to purchase a Fund's shares at the public offering price next determined after CMD receives the proceeds. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CMD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, D, T, G and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any fund distributed by CMD in which you have a current balance of at least $5,000 into the same class of shares of up to five other Funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Sales charges may apply if exchanging from a money market fund. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC or sales charges.

Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Management Services, Inc. (formerly named Columbia Funds Services, Inc.) (CMS) P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or financial advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CMD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" below for more information.

CLASS T SHAREHOLDER SERVICES PLAN. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the Trusts plan to enter into servicing agreements with institutions (including Bank of America Corporation and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each Fund other than the Columbia Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the Fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares;
(ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.

The payments under the servicing agreements entered into as of the date of this SAI are limited to an aggregate fee of not more than 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.15% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The Funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.

Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such Funds on any day do not exceed the income to be accrued to such Class T shares on that day.

The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the Funds. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Columbia's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.

TAX-SHELTERED RETIREMENT PLANS (Retirement Plans). CMD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Management prototype plans offered through CMD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CMD.

Participants in Retirement Plans not sponsored by CTC, not including Individual Retirement Accounts (IRAs), may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with CMS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CMS. The close out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any Fund distributed by CMD, or if the Retirement Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling CMS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification numbers available when calling.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CMS for more information at 1-800-345-6611.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHTS OF ACCUMULATION (Columbia Class A and Class T shares, Nations Class A shares and Galaxy Retail A shares only) (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase of Class A or Class T shares with prior purchases of other funds and classes distributed by CMD. The applicable sales charge is based on the combined total of:

1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all shares of funds for which CMD serves as distributor (Funds) held by the shareholder.

CMD must be promptly notified of each purchase with respect to which a shareholder is entitled to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CMS. A Fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A, Class E and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all fund shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund)). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CMS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement (provided the FSF returns to CMD the excess commission previously paid during the thirteen-month period). The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price.

If the amount of the Statement is not purchased, the shareholder shall remit to CMD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CMS will redeem escrowed Class A, E or T shares with a value equal to such difference. The additional FSF commission will be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CMS at 1-800-345-6611.

NET ASSET VALUE ELIGIBILITY GUIDELINES (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS).

1. Employees, brokers and various relationships that are allowed to buy at NAV. Class A shares of certain Funds may be sold at (NAV) to the following individuals, whether currently employed or retired: Employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries; Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CMD, or its successors and companies affiliated with the Advisor; Registered representatives and employees of Financial Service Firms (including their affiliates) that are parties to dealer agreements or other sales arrangements with CMD; Nations Funds' Trustees, Directors and employees of its investment sub-advisers; Broker/Dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes; employees or partners of any contractual service provider to the funds

     NAV eligibility for Class A purchase also applies to the families of the parties listed above and their beneficial accounts. Family members include: spouse, parent, stepparent, legal guardian, child, stepchild, father-in-law and mother-in-law.

     Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

     Registered broker/dealer firms that have entered into a Nations Funds dealer agreement with BACAP Distributors, LLC may buy Class A shares without paying a front-end sales charge for their investment account only.

     Banks, trust companies and thrift institutions, acting as fiduciaries.

2. Grandfathered investors. Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may purchase Class A shares of any Fund at NAV in those cases where a Columbia Fund Class Z share is not available.

     Shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at (NAV) will continue to be eligible for NAV purchases into those Nations Fund accounts opened through August 19, 2005.

     Galaxy Fund shareholders prior to December 1, 1995; and shareholders who
     (i) purchased Galaxy Fund Prime A shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.

     (For Class T shares only) Shareholders who (i) purchased Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

3. Reinstatement. Subject to the fund policy on trading of fund shares, an investor who has redeemed class A, B, C, D, G or T shares may, upon request, reinstate within 1 year a portion or all of the proceeds of such sales in shares of class A of any fund at the NAV next determined after Columbia Management Services, Inc. received a written reinstatement request and payment.

4. Retirement Plans. Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with CMD pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

5. Non-U.S. Investors. Certain pension, profit-sharing or other employee benefit plans offered to non-US investors may be eligible to purchase Class A shares with no sales charge.

6. Reorganizations. At the Fund's discretion, NAV eligibility may apply to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

7. Rights of Accumulation (ROA). The value of eligible accounts, regardless of class, maintained by you and you and your immediate family may be combined with the value of your current purchase to reach a sales discount level and to obtain the lower sales charge for your current purchase.

8. Letters of Intent (LOI). You may pay a lower sales charge when purchasing class A shares by signing a letter of intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the LOI within 13 months. If your LOI purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Class A, B, C, D, E, matured F, G and T shares) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act
     (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CMS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value at the time that the SWP is established. Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met. For redemptions in excess of 12% of the account's value at the time that the SWP is established, a CDSC will be charged on the SWP redemption. The 12% limit does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by CMD.

6. Qualified Retirement Plans. CDSCs may be waived on CMD shares sold by employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must be a participant in an alliance program th at has signed an agreement with Columbia Funds or CMD.

7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and
     (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

8. Return of Commission. CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

9. Non-U.S. Investors. CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

10. IRS Section 401 and 457. CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under
     Section 401 or 457 of the tax code.

11. Medical Payments. CDSCs may be waived on shares redeemed for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

12. Plans of Reorganization. At the Funds' discretion, CDSCs may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a fund is a party.

13. Charitable Giving Program. CDSCs may be waived on the sale of Class C or Class D shares sold by a non-profit organization qualified under Section 501(c)(3) of the tax code in connection with the Banc of America Capital Management Charitable Giving Program.

14. The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling or delay sending proceeds from your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction to CMS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CMS and many banks. Additional documentation may be required for sales by corporations, agents, fiduciaries, surviving joint owners, individual retirement account holders and other legal entities. Call CMS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, FSF's are responsible for furnishing all necessary documentation to CMS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN (SWP). The shareholder may establish a SWP. A specified dollar amount, share amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawalsof shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their share account may do so but may be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CMS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in "street name" must be made payable to the back office via the NSCC.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions by check and ACH are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, to a pre-existing bank account or furnishing a signature guaranteed request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CMS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address account and taxpayer identification numbers. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions apply to retirement plan accounts.

CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A and Z shares of certain Funds)

Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CMS will provide checks to be drawn on Mellon Trust of New England, N.A. (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks., However, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON-CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, a Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

INFORMATION APPLICABLE TO CLASS G AND CLASS T SHARES

The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the Funds are subject to a front-end sales charge. Investments in Class G shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.15% and 0.30%, respectively, of the Fund's average daily net assets attributable to its Class T shares. Class G shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.80% and 0.95%, respectively, of the Fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares. Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.

CLASS T SHARES. The public offering price for Class T shares of the Funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 to $25,000,000. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                                    REALLOWANCE TO
                                     REALLOWANCE TO DEALERS        DEALERS AS A % OF
                                    AS A % OF OFFERING PRICE        OFFERING PRICE
      AMOUNT OF TRANSACTION          PER SHARE - BOND FUNDS    PER SHARE - EQUITY FUNDS
      ---------------------         ------------------------   ------------------------
Less than $50,000                             4.25                       5.00
$50,000 but less than $100,000                3.75                       3.75
$100,000 but less than $250,000               2.75                       2.75
$250,000 but less than $500,000               2.00                       2.00
$500,000 but less than $1,000,000             1.75                       1.75
$1,000,000 and over                           0.00                       0.00

The appropriate reallowance to dealers will be paid by CMD to broker-dealer organizations which have entered into agreements with CMD. The reallowance to dealers may be changed from time to time.

Certain affiliates of the Advisor may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of Bank of America Corporation's affiliates.

INFORMATION APPLICABLE TO CERTAIN CLASS G SHARES RECEIVED BY FORMER GALAXY FUND RETAIL B SHAREHOLDERS IN CONNECTION WITH THE GALAXY/LIBERTY REORGANIZATION. The following table describes the CDSC schedul e applicable to Class G shares received by former Galaxy Fund Retail B shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 None

Class G shares received in exchange for Galaxy Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares seven years after purchase. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Asset Allocation Fund and/or International Equity Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.50
Through second year                   5.00
Through third year                    4.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Through the seventh year              None
Longer than seven years               None

If you acquired Retail B Shares in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class T shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

CLASS G SHARES PURCHASED AFTER THE GALAXY/LIBERTY REORGANIZATION. The public offering price for Class G shares of the Funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within seven years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from CMD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Columbia may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a Fund. See "Class T Shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to CMD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares. Class G shares of a Fund will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow CMD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.

Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - (i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a Fund, and subsequently acquires additional Class G shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the Fund, including those acquired through reinvestment, will convert to Class T shares of the Fund on the same date.

INFORMATION APPLICABLE TO CERTAIN CLASS B SHAREHOLDERS

Except for the following, Class B Share Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.

The following table describes the CDSC schedule applicable to Class B shares received by Galaxy Quality Plus Bond Fund shareholders in exchange for Prime B Shares in connection with the Galaxy/Liberty reorganization.

SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

     Automatic conversion to Class A shares occurs eight years after purchase.

     The Class B share discount program for purchases of $250,000 or more is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

INFORMATION APPLICABLE TO CERTAIN CLASS A SHAREHOLDERS:

     Except as set forth in the following paragraph, Class A share CDSCs are described in the Prospectuses:

     Class A shares received by former Galaxy High Quality Bond Fund shareholders in exchange for Prime A Shares in connection with the Galaxy/Liberty reorganization of that Fund are subject to a 1% CDSC upon redemption of such Class A shares if the Prime A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.

Shares of some Funds that pay daily dividends (include Funds) will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. Shares of some Funds that pay daily dividends (exclude Funds) Columbia will be earned starting with the day after that Fund receives payments for the shares. To determine whether a particular Fund is an include or exclude fund, customers can call 1-800-345-6611.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of certain other funds. The prospectus of each Fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange Consult CMS before requesting an exchange.

If you acquire Class A shares of an international fund by exchange from any other fund, you will not be permitted to exchange those shares into another fund for 30 calendar days, although you may redeem those shares at any time. An exchange order received prior to the expiration of the 30-day period will not be honored.

By calling CMS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CMS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CMS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CMS may require customary additional documentation. Prospectuses of the other Funds are available from the CMD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

Consult your FSF or CMS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund. Sales charges may apply for exchanges from money market funds.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Trust has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2005. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust's By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series. Shares of each Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

          Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

          Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

AAA bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

AA bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

BA bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Prime-1 Highest Quality
          Prime-2 Higher Quality
          Prime-3 High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these securities, and 'D' represents the lowest potential for recovery.

                                   APPENDIX II

                   COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA")
                      PROXY VOTING POLICIES AND PROCEDURES
                 ADOPTED JULY 1, 2003 AND REVISED MARCH 4, 2005

POLICY:

ALL PROXIES(1) REGARDING CLIENT SECURITIES FOR WHICH COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA") HAS ASSUMED AUTHORITY TO VOTE SHALL, UNLESS CMA DETERMINES IN ACCORDANCE WITH POLICIES STATED BELOW TO ABSTAIN FROM VOTING, BE VOTED IN A MANNER CONSIDERED BY CMA TO BE IN THE BEST INTEREST OF CMA'S CLIENTS, INCLUDING THE CMG FAMILY FUNDS(2) AND THEIR SHAREHOLDERS, WITHOUT REGARD TO ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES. THE BEST INTEREST OF CLIENTS IS DEFINED FOR THIS PURPOSE AS THE INTEREST OF ENHANCING OR PROTECTING THE ECONOMIC VALUE OF CLIENT ACCOUNTS, CONSIDERED AS A GROUP RATHER THAN INDIVIDUALLY, AS CMA DETERMINES IN ITS SOLE AND ABSOLUTE DISCRETION. IN THE EVENT A CLIENT BELIEVES THAT ITS OTHER INTERESTS REQUIRE A DIFFERENT VOTE, CMA SHALL VOTE AS THE CLIENT CLEARLY INSTRUCTS, PROVIDED CMA RECEIVES SUCH INSTRUCTIONS IN TIME TO ACT ACCORDINGLY.

CMA ENDEAVORS TO VOTE, IN ACCORDANCE WITH THIS POLICY, ALL PROXIES OF WHICH IT BECOMES AWARE, SUBJECT TO THE FOLLOWING EXCEPTIONS (UNLESS OTHERWISE AGREED) WHEN CMA EXPECTS TO ROUTINELY ABSTAIN FROM VOTING:

     1. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE THE SECURITY HAS BEEN LOANED FROM THE CLIENT'S ACCOUNT.

     2. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE CMA DEEMS THE COSTS TO THE CLIENT AND/OR THE ADMINISTRATIVE INCONVENIENCE OF VOTING THE SECURITY (E.G., SOME FOREIGN SECURITIES) OUTWEIGH THE BENEFIT OF DOING SO.

CMA SEEKS TO AVOID THE OCCURRENCE OF ACTUAL OR APPARENT MATERIAL CONFLICTS OF INTEREST IN THE PROXY VOTING PROCESS BY VOTING IN ACCORDANCE WITH PREDETERMINED VOTING GUIDELINES, AS STATED BELOW. FOR THOSE PROXY PROPOSALS THAT REQUIRE SPECIAL CONSIDERATION OR IN INSTANCES WHERE SPECIAL CIRCUMSTANCES MAY REQUIRE VARYING FROM THE PREDETERMINED GUIDELINES, THE CMG PROXY COMMITTEE WILL DETERMINE THE BEST INTEREST OF CMA'S CLIENTS AND VOTE ACCORDINGLY, WITHOUT CONSIDERATION OF ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES.

OVERVIEW:

CMA's policy is based upon its fiduciary obligation to act in its clients' best interest. Citing this obligation, the SEC has adopted rules pursuant to the Investment Advisers Act of 1940 and Investment Company Act of 1940 with respect to proxy voting.

PROCEDURE:

I. ACCOUNT POLICIES

Except as otherwise directed by the client, CMA shall vote as follows:

SEPARATELY MANAGED ACCOUNTS

CMA shall vote proxies on securities held in its separately managed accounts.

COLUMBIA TRUST COMPANY (CTC) TRUST POOLS

CMA shall vote proxies on securities held in the trust pools.

CMG FAMILY FUNDS/CMA FUND TRUST

CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

COLUMBIA PRIVATE PORTFOLIO

CMA shall vote proxies on securities held in its separately managed accounts.

ALTERNATIVE INVESTMENT GROUP

----------
(1) The term "proxy" as used herein refers to consents, elections and authorizations solicited by any party with respect to securities of any sort.

(2) A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

CMA's clients may invest in securities ("Alternative Investments") issued by alternative investment vehicles (i.e. hedge funds, private equity funds, and other alternative investment pools) that are structured as private limited partnerships ("LPs"), limited liability companies ("LLCs") or offshore corporations. Generally, CMA's Alternative Investment Group ("AIG") is the platform through which CMA provides advisory services relating to Alternative Investments.

The voting rights of Alternative Investments generally are rights of contract set forth in the limited liability company or limited partnership agreement, in the case of LLCs and LPs, or Memorandum and Articles of Association or By-laws, in the case of offshore corporations. Also, as privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, proxies are not solicited regarding Alternative Investment vehicles. Instead, consents may be solicited from members, limited partners or shareholders.

Because of the unique characteristics of Alternative Investments, CMA has a tailored process for voting Alternative Investment proxies and consents.

Process

AIG will vote all Alternative Investment proxies and consents in accordance with this Policy. The committee voting AIG proxies consists of AIG senior management, investment and operations professionals. Conflicts of interest are to be monitored and resolved as set forth in this Policy.

II. PROXY COMMITTEE

CMA shall establish a Proxy Committee whose standing members shall include the head of core equity, head of value, head of growth, head of income strategies, head of equity research and head of fixed income research. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf.

The Proxy Committee's functions shall include, in part,

          (a) direction of the vote on proposals where there has been a recommendation to the Committee, pursuant to Section IV.B, not to vote according to the predetermined Voting Guidelines stated in Section IV.A or on proposals which require special, individual consideration in accordance with Section IV.C;

          (b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

          (c) review at least annually of existing Voting Guidelines and need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

          (d) development and modification of Voting Procedures, as stated in
          Section V, as it deems appropriate or necessary.

The Proxy Committee shall establish a charter, which shall set forth the Committee's purpose, membership and operation. The Committee's charter shall be consistent, in all material respects, with this policy and procedure.

III. CONFLICTS OF INTEREST

With Other Bank of America Businesses

Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

Within CMA

Conflicts of interest may also arise from the business activities of CMA. For example, CMA might manage (or be seeking to manage) the assets of a benefit plan for an issuer. CMA may also be presented with an actual or apparent conflict of interest where proxies of securities issued by BAC or a CMG Family Fund, for which CMA serves as investment adviser, are to be voted for a client's account.

Management of Conflicts

CMA's policy is to always vote proxies in the best interest of its clients, as a whole, without regard to its own self-interest or that of its affiliates. BAC as well as CMA has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

          1. BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or (as in the case of BACAP associates) non-trust fiduciary responsibilities, including investment decision-making and proxy voting.

          2. In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.

          3. Within CMA, CMA's Code of Ethics affirmatively requires that associates of CMA act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's Clients.

          4. By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

               - To disclose to the chairperson of the Proxy Committee and the chairperson to the head of CMG Compliance any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA shall vote proxies. In the event the chairperson of the Proxy Committee has a conflict of interest regarding a given matter, he or she shall abstain from participating in the Committee's determination of whether and/or how to vote in the matter; and

               - To refrain from taking into consideration, in the decision as to whether or how CMA shall vote proxies:

                    - The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

                    - Any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of CMA or BAC.

Where a material conflict of interest is determined to have arisen in the proxy voting process that may not be adequately mitigated by voting in accordance with the predetermined Voting Guidelines, CMA's policy is to invoke one or more of the following conflict management procedures:

1. Convene the Proxy Committee for the purpose of voting the affected proxies in a manner that is free of the conflict.

2. Causing the proxies to be voted in accordance with the recommendations of a qualified, independent third party, which may include CMA's proxy voting agent.

3. In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

IV. VOTING GUIDELINES

A. THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING PROXIES:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

     - Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

          However, CMA generally will WITHHOLD votes from pertinent director nominees if:

               (i) the board as proposed to be constituted would have more than one-third of its members from management;

               (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);

               (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);

               (iv) a director serves on more than six public company boards;

               (v) the CEO serves on more than two public company boards other than the company's board.

          On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

     - Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.

     - Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

     - Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

          -    Established governance standards and guidelines.

          - Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.

          - Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

          - A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

          - Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

          - The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

     - Proposals that grant or restore shareholder ability to remove directors with or without cause.

     - Proposals to permit shareholders to elect directors to fill board vacancies.

     - Proposals that encourage directors to own a minimum amount of company stock.

     -    Proposals to provide or to restore shareholder appraisal rights.

     -    Proposals to adopt cumulative voting.

     -    Proposals for the company to adopt confidential voting.

CMA generally will vote AGAINST:

     - Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

     - Proposals that give management the ability to alter the size of the board without shareholder approval.

     - Proposals that provide directors may be removed only by supermajority vote.

     -    Proposals to eliminate cumulative voting.

     - Proposals which allow more than one vote per share in the election of directors.

     - Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

     - Proposals that mandate a minimum amount of company stock that directors must own.

     -    Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

     - Director and officer indemnification and liability protection. CMA is opposed to entirely eliminating directors' and officers' liability for monetary damages for violating the duty of care. CMA is also opposed to expanding coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. CMA supports proposals which provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he/she reasonably believed was in the best interests of the company, AND (ii) if the director's legal expenses would be covered.

     - Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

     - Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 10% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

     - Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

     -    Proposals asking a company to expense stock options.

     -    Proposals to put option repricings to a shareholder vote.

     - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

CMA generally will vote AGAINST:

     - Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.

     - Proposals to authorize the replacement or repricing of out-of-the money options.

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

     - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

          For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

     - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

     - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

     - Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

     - CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

     - CMA generally votes FOR shareholder proposals to eliminate a poison pill.

     - CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

     - CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.

Supermajority vote

     - CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

     - CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

     - Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

     - Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

          -    Credible reason exists to question:

               - The auditor's independence, as determined by applicable regulatory requirements.

               - The accuracy or reliability of the auditor's opinion as to the company's financial position.

          - Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.

     - Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

     - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

     - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

     - Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

     - Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.

CMA will vote AGAINST:

     - Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

     - Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

     - Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

     - FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

     - FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

     - Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

     - Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

     - Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

     - Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.

     - Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.

     - Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

8.  Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

     -    Board structure

     -    Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     - Ignore a shareholder proposal that is approved by a majority of shares outstanding;

     - Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

     -    Are interested directors and sit on the audit or nominating committee;
          or

     - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

     -    Past performance relative to its peers

     -    Market in which fund invests

     - Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

     - Past shareholder activism, board activity and votes on related proposals

     -    Strategy of the incumbents versus the dissidents

     -    Independence of incumbent directors; director nominees

     -    Experience and skills of director nominees

     -    Governance profile of the company

     -    Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Past performance as a closed-end fund

     -    Market in which the fund invests

     -    Measures taken by the board to address the discount

     - Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

     -    Proposed and current fee schedules

     -    Fund category/investment objective

     -    Performance benchmarks

     -    Share price performance as compared with peers

     -    Resulting fees relative to peers

     -    Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

     -    Stated specific financing purpose

     -    Possible dilution for common shares

     -    Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

     -    Potential competitiveness

     -    Regulatory developments

     -    Current and potential returns

     -    Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a nonfundamental restriction, considering the following factors:

     -    Fund's target investments

     -    Reasons given by the fund for the change

     -    Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:

     -    Political/economic changes in the target market

     -    Consolidation in the target market

     -    Current asset composition

Change in Fund's Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:

     -    Potential competitiveness

     -    Current and potential returns

     -    Risk of concentration

     -    Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

     -    Strategies employed to salvage the company

     -    Past performance of the fund

     -    Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

     -    The degree of change implied by the proposal

     -    The efficiencies that could result

     -    The state of incorporation; net effect on shareholder rights

     -    Regulatory standards and implications

CMA will vote FOR:

     - Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

     - Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

     -    Proposals enabling the Board to:

          -    Change, without shareholder approval the domicile of the fund

          - Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

     -    Regulations of both states

     -    Required fundamental policies of both states

     -    The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Fees charged to comparably sized funds with similar objectives

     -    The proposed distributor's reputation and past performance

     -    The competitiveness of the fund in the industry

     -    Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Resulting fee structure

     -    Performance of both funds

     -    Continuity of management personnel

     -    Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

     -    Performance of the fund's NAV

     -    The fund's history of shareholder relations

     -    The performance of other funds under the adviser's management

9. Alternative Investment Group ("AIG") Matters

The AIG Proxy Sub-Committee generally will vote in accordance with the guidelines set forth in this policy. With respect to matters that are not addressed by the guidelines, the AIG Proxy Sub-Committee will vote each such matter on a CASE-BY-CASE basis.

B. ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.

A Portfolio Manager, sub-adviser or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines stated in Section IV.A. In this situation, he or she shall request that the Proxy Committee consider voting the proxy other than according such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption.

C. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The following proposals require special, individual consideration. The Proxy Committee will determine how proxies related to all such proposals will be voted.

               1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

               2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

               3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

               4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

               5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified in Section IV.A.

               6. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

               7. PREEMPTIVE RIGHTS. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines set forth in Section IV above. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to effect the purposes of this Policy.

     - CMA shall use an independent, third-party vendor (currently Institutional Shareholder Services ("ISS")), to implement its proxy voting process as CMAs proxy voting agent. This retention is subject to CMA continuously assessing the vendor's independence from CMA and its affiliates, and the vendor's ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with CMA's proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor's other clients and the owners, officers or employees of any such firm, on the one hand, and CMA's clients, on the other hand. As means of performing this assessment, CMA will require various reports and notices from the vendor, as well as periodic audits of the vendor's voting record and other due diligence.

     - ISS shall provide proxy analysis and record keeping services in addition to voting proxies on behalf of CMA in accordance with this Policy.

     - On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in all accounts over which CMA has voting authority. Information regarding equity holdings for international portfolio shall be sent weekly.

     - ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be promptly noted and resolved by ISS, with notice to CMA.

     - Whenever a vote is solicited, ISS shall execute the vote according to CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section IV.A.

     - If ISS is not sure how to vote a particular proxy, then ISS will issue a request for voting instructions to CMA over a secure website. CMA personnel shall check this website regularly. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's understanding of the Voting Guidelines previously delivered to ISS. CMA shall promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

     - Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

     - ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

VI. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in CMA's Form ADV. Upon receipt of a Client's request for more information, CMA will provide to the Client a copy of this Policy and/or how CMA voted proxies for the Client pursuant to this Policy for up to a one-year period.

                           COLUMBIA GREATER CHINA FUND
             (FORMERLY KNOWN AS COLUMBIA NEWPORT GREATER CHINA FUND)
                                  (THE "FUND")

    SUPPLEMENT TO THE PROSPECTUSES DATED JANUARY 1, 2005 (THE "PROSPECTUSES")

     The Prospectuses are hereby supplemented with the following information:

     1. The name of the Fund on the front cover of each of the Prospectuses is revised to read "Columbia Greater China Fund."

     2. The date on the front cover of each of the Prospectuses is revised to read "________________, 2005."

     3. The "Calendar Year Total Returns" and "Average Annual Total Returns" tables in the section entitled, "Performance History," are updated and restated in their entirety as follows:

CALENDAR YEAR TOTAL RETURNS

CLASS A

 1998     1999    2000    2001     2002     2003     2004
------   -----   -----   ------   ------   -----   -------
-20.17%  67.79%  -0.92%  -10.53%  -12.49%  54.83%  [14.43]%

                                   For period shown in bar chart:
                                   Best quarter: Fourth Quarter ______, _______% Worst quarter: Third Quarter ______, _______%

CLASS Z

 1998     1999    2000     2001    2002     2003    2004
------   -----   ------   -----   ------   -----   -----
-19.75%  68.10%  -10.30%  -0.74%  -12.44%  59.51%  [___]%

                                   For period shown in bar chart:
                                   Best quarter: Fourth Quarter ______, _______% Worst quarter: Third Quarter ______, _______%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                                                 INCEPTION                       LIFE OF
                                                                   DATE      1 YEAR   5 YEARS   THE FUND
                                                                 ---------   ------   -------   --------
Class A (%)
   Return Before Taxes                                            5/16/97    [____]    [____]   [____]
   Return After Taxes on Distributions                                       [____]    [____]   [____]
   Return After Taxes on Distributions and Sale of Fund Shares               [____]    [____]   [____]

Class B (%)                                                                  [____]    [____]   [____]
   Return Before Taxes                                            5/16/97    [____]    [____]   [____]
   Return After Taxes on Distributions                                       [____]    [____]   [____]
   Return After Taxes on Distributions and Sale of Fund Shares               [____]    [____]   [____]
Class C (%)                                                       5/16/97    [____]    [____]   [____]
   Return Before Taxes                                                       [____]    [____]   [____]
   Return After Taxes on Distributions                                       [____]    [____]   [____]
   Return After Taxes on Distributions and Sale of Fund Shares               [____]    [____]   [____]
Class Z (%)                                                                  [____]    [____]   [____]
   Return Before Taxes                                            5/16/97    [____]    [____]   [____]
   Return After Taxes on Distributions                                       [____]    [____]   [____]
   Return After Taxes on Distributions and Sale of Fund Shares               [____]    [____]   [____]
MSCI China Index (%)                                                N/A      [____]    [____]   [____](1)
Hang Seng Index (%)                                                          [____]    [____]   [____](1)

(1)  Performance information is from [May 31, 1997].

     4. The following sentence is added to the section entitled, "Performance History":

     Year-to-date performance through ____________, 2005 for the following share classes of the Fund were as follows:

                               Class A --    ___%
                               Class Z --    ___%

     5. The "Annual Fund Operating Expenses" and "Example Expenses" tables in the section entitled, "Your Expenses," are updated and restated in their entirety as follows:

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                              CLASS A   CLASS B   CLASS C   CLASS Z
                              -------   -------   -------   -------
Management fee(1) (%)          [0.95]    [0.95]    [0.95]    [0.95]
Distribution and service
   (12b-1) fees (%)            [0.25]    [1.00]    [1.00]    [0.00]
Other expenses (1)(%)          [0.61]    [0.61]    [0.61]    [0.61]
Total annual fund operating
   expenses (%)                [1.81]    [2.56]    [2.56]    [1.56]

[(1) Management fee and other expenses have been restated to reflect contractual changes to the management fee, administration fee and transfer agency fees for the Fund effective November 1, 2003.]

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

                                                   1 YEAR    3 YEARS    5 YEARS   10 YEARS
                                                   ------   --------   --------   --------
Class A:                                           [$748]   [$1,112]   [$1,499]   [$2,579]
Class B:   Did not sell your shares                [$259]   [$  796]   [$1,360]   [$2,712]
           sold all your shares at end of period   [$759]   [$1,096]   [$1,560]   [$2,712]
Class C:   Did not sell your shares                [$259]   [$  796]   [$1,360]   [$2,895]

                                                   1 YEAR    3 YEARS    5 YEARS   10 YEARS
                                                   ------   --------   --------   --------
           sold all your shares at end of period              [$796]   [$1,360]   [$2,895]
Class Z:                                           [$159]     [$493]     [$850]   [$1,856]

     6. The section entitled, "Financial Highlights," is updated and restated in its entirety as follows:

Selected data for a share outstanding throughout each period is as follows:

                          (UNAUDITED)
                           SIX MONTHS
                             ENDED                               YEAR ENDED AUGUST 31,
                          FEBRUARY 28,     ---------------------------------------------------------------
CLASS A SHARES                2005            2004        2003(A)      2002(A)       2001(A)       2000(A)
--------------            ------------     ----------     -------      -------       -------       -------
NET ASSET VALUE,
BEGINNING OF PERIOD         $ 20.64        $ 17.88        $ 14.29      $ 14.91       $ 19.98       $ 13.94
                            -------        -------        -------      -------       -------       -------
Income from Investment
Operations:
Net investment income
(loss) (b)                    (0.01)          0.17                        0.10          0.12          0.05
Net realized and
unrealized gain (loss)
on investments and
futures contracts              3.19           2.70           3.53        (0.57)        (5.19)         5.99
                            -------        -------        -------      -------       -------       -------
Total from Investment
Operations                     3.18           2.87           3.67        (0.47)        (5.07)         6.04
                            -------        -------        -------      -------       -------       -------
LESS DISTRIBUTIONS
DECLARED TO
SHAREHOLDERS:
From net investment
income                        (0.21)         (0.11)         (0.08)       (0.15)           --            --
                            -------        -------        -------      -------       -------       -------
REDEMPTION FEES
Redemption fees added
to paid-in-capital               --(b)(c)       --(b)(c)       --           --            --            --
                            -------        -------        -------      -------       -------       -------
NET ASSET VALUE, END
OF PERIOD

                            $ 23.61        $ 20.64        $ 17.88      $ 14.29       $ 14.91       $ 19.98
Total return(d)               15.43%(e)      16.11%         25.84%(f)    (3.22)%(f)   (25.38)%(f)    43.33%(f)
                            -------        -------        -------      -------       -------       -------
RATIOS TO AVERAGE NET
ASSETS/SUPPLEMENTAL
DATA:
Operating Expenses(g)          1.76%(h)       1.89%          2.15%        2.15%         2.15%         2.15%
Interest Expense                 --             --             --%(i)       --%(i)        --            --
Expenses(g)                    1.76%(h)       1.89%          2.15%        2.15%         2.15%         2.15%
Net investment income
(loss)(g)                    (0.06)%(h)       0.84%          0.97%        0.65%         0.68%         0.26%
Waiver/reimbursement             --             --           0.37%        0.29%         0.21%         0.10%
Portfolio turnover rate           4%(e)         25%            33%          16%           14%           28%
Net assets, end of
period (000's)              $50,442        $47,282        $42,685      $33,201       $37,652       $64,722
                            -------        -------        -------      -------       -------       -------

(a) For the years ended August 31, 2003, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP.

(b) Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Not annualized.

(f) Had the Investment Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%

Selected data for a share outstanding throughout each period is as follows:

                          (UNAUDITED)
                           SIX MONTHS
                             ENDED                             YEAR ENDED AUGUST 31,
                          FEBRUARY 28,     -------------------------------------------------------------
CLASS B SHARES                2005           2004        2003(A)     2002(A)       2001(A)       2000(A)
--------------            ------------     -------       -------     -------       -------       -------
NET ASSET VALUE,
BEGINNING OF PERIOD         $ 20.18        $ 17.51       $14.02       $14.63        $19.75       $13.88
                            -------        -------       ------       ------        ------       ------
Income from Investment
Operations:
Net investment income
(loss) (b)                    (0.09)          0.05         0.04        (0.02)        (0.01)       (0.09)
Net realized and
unrealized gain (loss)
on investments and
futures contracts              3.12           2.62         3.45        (0.55)        (5.11)        5.96
                            -------        -------       ------       ------        ------       ------
Total from Investment
Operations                     3.03           2.67         3.49        (0.57)        (5.12)        5.87
                            -------        -------       ------       ------        ------       ------
LESS DISTRIBUTIONS
DECLARED TO
SHAREHOLDERS:
From net investment
income                        (0.06)            --           --        (0.04)           --           --
                            -------        -------        -----       ------        ------       ------
REDEMPTION FEES
Redemption fees added
to paid-in-capital               --(b)(c)       --(b)(c)     --          --             --           --
                            -------        -------       ------       ------        ------       ------
NET ASSET VALUE, END
OF PERIOD
                            $ 23.15        $ 20.18       $17.51       $14.02        $14.63       $19.75
Total return(d)               15.00%(e)      15.25%       24.89%(f)    (3.93)%(f)   (25.92)%(f)   42.29%(f)
                            -------        -------       ------       ------        ------       ------
RATIOS TO AVERAGE NET
ASSETS/SUPPLEMENTAL
DATA:
Operating Expenses             2.51%(h)       2.64%        2.90%        2.90%         2.90%        2.90%
Interest Expense                 --             --           --%(i)       --%(i)        --           --
Expenses(g)                    2.51%(h)       2.64%        2.90%        2.90%         2.90%        2.90%
Net investment income
(loss)(g)                     (0.85)%(h)      0.23%        0.30%       (0.10)%       (0.07)%      (0.49)%
Waiver/reimbursement             --             --         0.37%        0.29%         0.21%        0.10%
Portfolio turnover rate           4%(e)         25%          33%          16%           14%          28%
Net assets, end of
period (000's)              $11,953        $10,471       $5,121       $3,850        $4,151       $6,335
                            -------        -------       ------       ------        ------       ------

(a) For the years ended August 31, 2003, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP.

(b) Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Not annualized.

(f) Had the Investment Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%

Selected data for a share outstanding throughout each period is as follows:

                                                       YEAR ENDED AUGUST 31,
                          ------------------------------------------------------------------------------
                           (UNAUDITED)
                           SIX MONTHS
                              ENDED
                          FEBRUARY 28,
CLASS C SHARES                2005          2004         2003(A)      2002(A)      2001(A)       2000(A)
--------------            ------------     ------        -------      -------      -------       -------
NET ASSET VALUE,
BEGINNING OF PERIOD         $ 20.45        $17.76         $14.22      $14.84       $ 20.03       $14.10
                            -------        ------         ------      ------       -------       ------
Income from Investment
Operations:
Net investment income
(loss) (b)                    (0.10)         0.04           0.05       (0.02)        (0.01)       (0.09)
Net realized and
unrealized gain (loss)
on investments and
futures contracts              3.16          2.65           3.49       (0.56)        (5.18)        6.02
                            -------        ------         ------      ------       -------       ------
Total from Investment
Operations                     3.06          2.69           3.54       (0.58)        (5.19)        5.93
                            -------        ------         ------      ------       -------       ------
LESS DISTRIBUTIONS
DECLARED TO
SHAREHOLDERS:
From net investment
income                        (0.06)           --             --       (0.04)           --           --
                            -------        ------         ------      ------       -------       ------
REDEMPTION FEES
Redemption fees added
to paid-in-capital               --(b)(c)      --(b)(c)       --          --            --           --
                            -------        ------         ------      ------       -------       ------
NET ASSET VALUE, END
OF PERIOD
                            $ 23.45        $20.45         $17.76      $14.22       $ 14.84       $20.03
Total return(d)               14.95%(e)     15.15%         24.89%(f)   (3.94)%(f)   (25.91)%(f)   42.06%(f)
                            -------        ------         ------      ------       -------       ------
RATIOS TO AVERAGE NET
ASSETS/SUPPLEMENTAL
DATA:
Operating Expenses             2.51%(h)      2.64%          2.90%       2.90%         2.90%        2.90%
Interest Expense                 --            --             --%(i)      --%(i)        --           --
Expenses(g)                    2.51%(h)      2.64%          2.90%       2.90%         2.90%        2.90%
Net investment income
(loss)(g)                     (0.89)%(h)     0.20%          0.35%      (0.10)%       (0.07)%      (0.49)%
Waiver/reimbursement             --            --           0.37%       0.29%         0.21%        0.10%
Portfolio turnover rate           4%(e)        25%            33%         16%           14%          28%
Net assets, end of
period (000's)              $11,969        $9,436         $3,316      $1,812       $ 1,352       $1,296
                            -------        ------         ------      ------       -------       ------

(a) For the years ended August 31, 2003, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP.

(b) Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Not annualized.

(f) Had the Investment Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%

Selected data for a share outstanding throughout each period is as follows:

                                                     YEAR ENDED AUGUST 31,
                          ---------------------------------------------------------------------------
                           (UNAUDITED)
                           SIX MONTHS
                              ENDED
                          FEBRUARY 28,
CLASS Z SHARES                2005        2004         2003(A)     2002(A)      2001(A)       2000(A)
-----------------------   ------------   ------        -------     -------      -------       -------
NET ASSET VALUE,
BEGINNING OF PERIOD        $21.38        $18.51        $14.41      $15.05       $ 20.11       $14.01
                           ------        ------        ------      ------       -------       ------
Income from Investment
Operations:
Net investment income
(loss)(b)                      --(c)       0.22          0.11        0.14          0.16         0.09
Net realized and
unrealized gain (loss)
on investments and
futures contracts            3.33          2.81          4.10       (0.59)        (5.22)        6.01
                           ------        ------        ------      ------       -------       ------
Total from Investment
Operations                   3.33          3.03          4.21       (0.45)        (5.06)        6.10
                           ------        ------        ------      ------       -------       ------
LESS DISTRIBUTIONS
DECLARED TO
SHAREHOLDERS:
From net investment
income                      (0.26)        (0.16)        (0.12)      (0.19)           --           --
                           ------        ------        ------      ------       -------       ------
REDEMPTION FEES
Redemption fees added
to paid-in-capital             --(b)(c)      --(b)(c)    0.01          --            --           --
                           ------        ------        ------      ------       -------       ------
NET ASSET VALUE, END
OF PERIOD
                           $24.45        $21.38        $18.51      $14.41       $ 15.05       $20.11
Total return(d)             15.61%(e)     16.44%        29.51%(f)   (3.10)%(f)   (25.16)%(f)   43.54%(f)
                           ------        ------        ------      ------       -------       ------
RATIOS TO AVERAGE NET
ASSETS/SUPPLEMENTAL
DATA:
Operating Expenses           1.51%(h)      1.64%         1.90%       1.90%         1.90%        1.90%
Interest Expense               --            --            --%(i)      --%(i)        --           --
Expenses(g)                  1.51%(h)      1.64%         1.90%       1.90%         1.90%        1.90%
Net investment income
(loss)(g)                    0.01%(h)      1.06%         0.70%       0.90%         0.93%        0.51%
Waiver/reimbursement           --            --          0.37%       0.29%         0.21%        0.10%
Portfolio turnover rate         4%(e)        25%           33%         16%           14%          28%
Net assets, end of
period (000's)             $7,999        $5,182        $1,996      $  138       $   145       $  164
                           ------        ------        ------      ------       -------       ------

(a) For the years ended August 31, 2003, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP.

(b) Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Not annualized.

(f) Had the Investment Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%

     7. The information under the heading, "For More Information - Investment Company Act file number" is revised as follows:

     Columbia Funds Series Trust I: 811-4367

          -    Columbia Greater China Fund

                                      * * *

     8. The Prospectuses are hereby supplemented with the following information relating to hypothetical investment and expense information:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

     The following supplemental hypothetical investment information provides additional information about the effect of the expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Funds assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of fee waivers or expense reimbursements. Your actual costs may be higher or lower.

     COLUMBIA GREATER CHINA FUND - A

                         ANNUAL EXPENSE RATIO
                                1.81%

       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR       EXPENSES          FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
 1            5.00%              $ 9,896.25                  3.19%               $ 9,725.66      $  748.31
 2           10.25%              $10,391.06                  6.48%               $10,035.91      $  178.84
 3           15.76%              $10,910.62                  9.88%               $10,356.05      $  184.55
 4           21.55%              $11,456.15                 13.38%               $10,686.41      $  190.43
 5           27.63%              $12,028.95                 17.00%               $11,027.31      $  196.51
 6           34.01%              $12,630.40                 20.73%               $11,379.08      $  202.78
 7           40.71%              $13,261.92                 24.58%               $11,742.07      $  209.25
 8           47.75%              $13,925.02                 28.56%               $12,116.64      $  215.92
 9           55.13%              $14,621.27                 32.66%               $12,503.16      $  222.81
 10          62.89%              $15,352.33                 36.89%               $12,902.01      $  229.92

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 5,927.33
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 3,477.01
TOTAL ANNUAL FEES AND
   EXPENSES                                                                                      $2,579.32

COLUMBIA GREATER CHINA FUND - B

                              ANNUAL EXPENSE RATIO
                                      2.56%

       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR       EXPENSES          FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
 1            5.00%              $10,500.00                  2.44%               $10,244.00      $  259.12
 2           10.25%              $11,025.00                  4.94%               $10,493.95      $  265.45
 3           15.76%              $11,576.25                  7.50%               $10,750.01      $  271.92
 4           21.55%              $12,155.06                 10.12%               $11,012.31      $  278.56
 5           27.63%              $12,762.82                 12.81%               $11,281.01      $  285.35
 6           34.01%              $13,400.96                 15.56%               $11,556.26      $  292.32
 7           40.71%              $14,071.00                 18.38%               $11,838.24      $  299.45
 8           47.75%              $14,774.55                 21.27%               $12,127.09      $  306.76
 9           55.13%              $15,513.28                 25.14%               $12,513.94      $  223.00
 10          62.89%              $16,288.95                 29.13%               $12,913.14      $  230.12

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 6,288.95
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 2,913.14
TOTAL ANNUAL FEES AND
   EXPENSES                                                                                      $2,712.05

COLUMBIA GREATER CHINA FUND - C

                              ANNUAL EXPENSE RATIO
                                      2.56%

       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR       EXPENSES          FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
 1            5.00%              $10,500.00                  2.44%               $10,244.00      $  259.12
 2           10.25%              $11,025.00                  4.94%               $10,493.95      $  265.45
 3           15.76%              $11,576.25                  7.50%               $10,750.01      $  271.92
 4           21.55%              $12,155.06                 10.12%               $11,012.31      $  278.56
 5           27.63%              $12,762.82                 12.81%               $11,281.01      $  285.35
 6           34.01%              $13,400.96                 15.56%               $11,556.26      $  292.32
 7           40.71%              $14,071.00                 18.38%               $11,838.24      $  299.45
 8           47.75%              $14,774.55                 21.27%               $12,127.09      $  306.76
 9           55.13%              $15,513.28                 24.23%               $12,422.99      $  314.24
 10          62.89%              $16,288.95                 27.26%               $12,726.11      $  321.91

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 6,288.95
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 2,726.11
TOTAL ANNUAL FEES AND
   EXPENSES                                                                                      $2,895.08

COLUMBIA GREATER CHINA FUND - Z

                              ANNUAL EXPENSE RATIO
                                      1.56%

       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR       EXPENSES          FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
 1            5.00%              $10,500.00                  3.44%               $10,344.00      $  158.68
 2           10.25%              $11,025.00                  7.00%               $10,699.83      $  164.14
 3           15.76%              $11,576.25                 10.68%               $11,067.91      $  169.79
 4           21.55%              $12,155.06                 14.49%               $11,448.64      $  175.63
 5           27.63%              $12,762.82                 18.42%               $11,842.48      $  181.67
 6           34.01%              $13,400.96                 22.50%               $12,249.86      $  187.92
 7           40.71%              $14,071.00                 26.71%               $12,671.25      $  194.38
 8           47.75%              $14,774.55                 31.07%               $13,107.14      $  201.07
 9           55.13%              $15,513.28                 35.58%               $13,558.03      $  207.99
 10          62.89%              $16,288.95                 40.24%               $14,024.43      $  215.14

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 6,288.95
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 4,024.43
TOTAL ANNUAL FEES AND
   EXPENSES                                                                                      $1,856.41

                                      * * *

     This section of the supplement applies to the "Funds" and "Trusts" listed below. That list also identifies each Fund as an "Equity Fund," a "Fixed Income Fund," a "Short-Intermediate Fixed Income Fund" or a "Short-Term Fixed Income Fund."

     9. Columbia Funds Distributor, Inc. (the Funds' distributor) and Columbia Funds Services, Inc. (the Funds' transfer agent) will change their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.

     10. The footnotes to the table entitled "Shareholder Fees" in the Fund's Class A, B and C Prospectus are revised to provide that the contingent deferred sales charge ("CDSC") applicable to Class A shares applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.

     11. The section entitled "Investment Minimums" in the Fund's Class A, B and C Prospectus is revised in its entirety as follows:

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Please see the Statement of Additional Information for more details on investment minimums.

     12. The call-out box entitled "Choosing a Share Class" in the Fund's Class A, B and C Prospectus is revised in its entirety as follows:

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B AND C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

     13. The table entitled "Class A Sales Charges" in the Fund's Class A, B and C Prospectus is replaced in its entirety as follows:

     For Fixed Income Funds (other than Columbia Money Market Fund and Columbia Municipal Money Market Fund):

CLASS A SALES CHARGES

                                    AS A % OF THE                     % OF OFFERING PRICE
                                       PUBLIC       AS A % OF YOUR   RETAINED BY FINANCIAL
AMOUNT PURCHASED                   OFFERING PRICE     INVESTMENT            ADVISOR
----------------                   --------------   --------------   ---------------------
Less than $50,000                       4.75             4.99                 4.25
$50,000 to less than $100,000           4.50             4.71                 4.00
$100,000 to less than $250,000          3.50             3.63                 3.00
$250,000 to less than $500,000          2.50             2.56                 2.25
$500,000 to less than $1,000,000        2.00             2.04                 1.75
$1,000,000 or more                      0.00             0.00                 0.00

     For Short-Intermediate Fixed Income Funds:

CLASS A SALES CHARGES

                                    AS A % OF THE                     % OF OFFERING PRICE
                                       PUBLIC       AS A % OF YOUR   RETAINED BY FINANCIAL
AMOUNT PURCHASED                   OFFERING PRICE     INVESTMENT            ADVISOR
----------------                   --------------   --------------   ---------------------
Less than $100,000                      3.25             3.36                 3.00
$100,000 to less than $250,000          2.50             2.56                 2.25
$250,000 to less than $500,000          2.00             2.04                 1.75
$500,000 to less than $1,000,000        1.50             1.52                 1.25
$1,000,000 or more                      0.00             0.00                 0.00

     For Short-Term Fixed Income Funds:

CLASS A SALES CHARGES

                                    AS A % OF THE                     % OF OFFERING PRICE
                                       PUBLIC       AS A % OF YOUR   RETAINED BY FINANCIAL
AMOUNT PURCHASED                   OFFERING PRICE     INVESTMENT            ADVISOR
----------------                   --------------   --------------   ---------------------
Less than $100,000                      1.00             1.01                 0.75
$100,000 to less than $250,000          0.75             0.76                 0.50
$250,000 to less than $1,000,000        0.50             0.50                 0.40
$1,000,000 or more                      0.00             0.00                 0.00

     14. The paragraph immediately following the table entitled "Class A Sales Charges" is revised in its entirety as follows:

Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

     15. For all Funds (other than Columbia Large Company Index Fund, Columbia Small Company Index Fund and Columbia U.S. Treasury Index Fund), the table entitled "Purchases Over $1 Million" for Class A shares in the Fund's Class A, B and C Prospectus is replaced in its entirety as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                      COMMISSION %
----------------                      ------------
Less than $3 million                      1.00
$3 million to less than $50 million       0.50
$50 million or more                       0.25

For certain group retirement plans, financial advisors will receive a 1% commission from the distributor on all purchases less than $3 million.

     16. The section entitled "Reduced Sales Charges for Larger Investments" in the Fund's Class A, B and C Prospectus is revised in its entirety as follows:

     A.   What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

     B.   What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

     -    Individual accounts

     -    Joint accounts

     -    Certain IRA accounts

     -    Certain trusts

     -    UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

     C.   How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

     D.   How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, though fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

     17. All disclosure related to Class B Sales Charges under the section entitled "Sales Charges" in the Fund's Class A, B and C Prospectus is revised in its entirety as follows:

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

     For all Funds (other than the Short-Intermediate Fixed Income Funds):

Purchases of less than $50,000

CLASS B SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

     For Short-Intermediate Fixed Income Funds:

Purchases of less than $50,000

CLASS B SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    3.00
Through second year                   3.00
Through third year                    2.00
Through fourth year                   1.00
Through fifth year                    0.00
Through sixth year                    0.00
Longer than six years                 0.00

Commission to financial advisors is 2.75%.

Automatic conversion to Class A shares occurs eight years after purchase.

     18. The instructions with respect to redemptions by systematic withdrawal plan in the table under the section "How to Sell Shares" in the Fund's Class A, B and C Prospectus are revised in their entirety as follows:

You may automatically sell a specified dollar amount or percentage of your account on a monthly, quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance requirement has been waived for wrap accounts. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

COLUMBIA FUNDS TRUST I
Columbia High Yield Opportunity Fund (b)
Columbia Strategic Income Fund (b)
Columbia Tax-Managed Growth Fund (a)
Columbia Tax-Managed Growth Fund II (a)
Columbia Tax-Managed Value Fund (a)

COLUMBIA FUNDS TRUST II
Columbia Greater China Fund (a)
Columbia Money Market Fund (b)

COLUMBIA FUNDS TRUST III
Columbia Mid Cap Value Fund (a)
Columbia Liberty Fund (a)
Columbia Global Equity Fund (a)
Columbia Federal Securities Fund (b)

COLUMBIA FUNDS TRUST IV
Columbia Tax-Exempt Fund (b)
Columbia Tax-Exempt Insured Fund (b)
Columbia Utilities Fund (a)
Columbia Municipal Money Market Fund (b)

COLUMBIA FUNDS TRUST V
Columbia California Tax-Exempt Fund (b)
Columbia Connecticut Tax-Exempt Fund (b)
Columbia Massachusetts Tax-Exempt Fund (b)
Columbia New York Tax-Exempt Fund (b)
Columbia Large Company Index Fund (a)
Columbia U.S. Treasury Index Fund (b)
Columbia Small Company Index Fund (a)
Columbia Intermediate Tax-Exempt Bond Fund (c)
Columbia Massachusetts Intermediate Municipal Bond Fund (c)
Columbia Connecticut Intermediate Municipal Bond Fund (c)
Columbia New Jersey Intermediate Municipal Bond Fund (c)
Columbia New York Intermediate Municipal Bond Fund (c)
Columbia Rhode Island Intermediate Municipal Bond Fund (c)
Columbia Florida Intermediate Municipal Bond Fund (c)
Columbia Pennsylvania Intermediate Municipal Bond Fund (c)

Columbia Balanced Fund, Inc. (a)
Columbia Fixed Income Securities Fund, Inc. (b)
Columbia High Yield Fund, Inc. (b)
Columbia International Stock Fund, Inc. (a)
Columbia Oregon Municipal Bond Fund, Inc. (c)
Columbia Real Estate Equity Fund, Inc. (a)
Columbia Short Term Bond Fund, Inc. (b)
Columbia Mid Cap Growth Fund, Inc. (a)
Columbia Strategic Investor Fund, Inc. (a)
Columbia Technology Fund, Inc. (a)

COLUMBIA FUNDS TRUST VI
Columbia Growth & Income Fund (a)
Columbia Small Cap Value Fund (a)

COLUMBIA FUNDS TRUST VII
Columbia Newport Tiger Fund (a)

COLUMBIA FUNDS TRUST VIII
Columbia Income Fund (b)
Columbia Intermediate Bond Fund (c)

COLUMBIA FUNDS TRUST IX
Columbia High Yield Municipal Fund (b)
Columbia Managed Municipals Fund (b)

COLUMBIA FUNDS TRUST XI
Columbia Young Investor Fund (a)
Columbia Growth Stock Fund (a)
Columbia Asset Allocation Fund (a)
Columbia Dividend Income Fund (a)
Columbia Large Cap Core Fund (a)
Columbia Large Cap Growth Fund (a)
Columbia Disciplined Value Fund (a)
Columbia Small Cap Fund (a)
Columbia Small Company Equity Fund (a)

FUND KEY
(a) = Equity
(b) = Fixed Income
(c) = Short-Intermediate Fixed Income
(d) = Short-Term Fixed Income

     This section of the supplement applies to the "Funds" and "Trusts" listed below.

     19. Columbia Funds Distributor, Inc. (the Funds' distributor) and Columbia Funds Services, Inc. (the Funds' transfer agent) will change their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.

     20. The section entitled "Eligible Investors" in the Fund's Class Z Prospectus is revised in its entirety as follows:

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.

IMPORTANT THINGS TO CONSIDER WHEN DECIDING ON A CLASS OF SHARES:

Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.

Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by an intermediary. Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.

Eligible Investors and their applicable investment minimums are as follows:

No minimum initial investment

- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

- Any group retirement plan, including defined benefit and defined contribution plans such as: 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of a Fund's transfer agent;

- Any investor purchasing through a Columbia Management Group state tuition plan organized under Section 529 of the Internal Revenue Code; or

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

$1,000 minimum initial investment

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (CMD) (i) who holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by CMD;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by CMD;

- Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;

- Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $1,000 minimum investment requirement);

- Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; or

- Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.

The Funds reserve the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Funds also reserve the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

COLUMBIA FUNDS TRUST I
Columbia High Yield Opportunity Fund
Columbia Strategic Income Fund
Columbia Tax-Managed Growth Fund
Columbia Tax-Managed Growth Fund II
Columbia Tax-Managed Value Fund

COLUMBIA FUNDS TRUST II
Columbia Greater China Fund
Columbia Money Market Fund

COLUMBIA FUNDS TRUST III
Columbia Mid Cap Value Fund
Columbia Liberty Fund
Columbia Federal Securities Fund

COLUMBIA FUNDS TRUST IV
Columbia Utilities Fund
Columbia Municipal Money Market Fund

COLUMBIA FUNDS TRUST V
Columbia Large Company Index Fund
Columbia U.S. Treasury Index Fund
Columbia Small Company Index Fund
Columbia Intermediate Tax-Exempt Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia Connecticut Intermediate Municipal Bond Fund
Columbia New Jersey Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia Florida Intermediate Municipal Bond Fund
Columbia Pennsylvania Intermediate Municipal Bond Fund

Columbia Balanced Fund, Inc.
Columbia Daily Income Company
Columbia Fixed Income Securities Fund, Inc.
Columbia High Yield Fund, Inc.
Columbia International Stock Fund, Inc.
Columbia Oregon Municipal Bond Fund, Inc.
Columbia Real Estate Equity Fund, Inc.
Columbia Short Term Bond Fund, Inc.
Columbia Small Cap Growth Fund, Inc.
Columbia Mid Cap Growth Fund, Inc.
Columbia Strategic Investor Fund, Inc.
Columbia Technology Fund, Inc.

COLUMBIA FUNDS TRUST VI
Columbia Growth & Income Fund
Columbia Small Cap Value Fund

COLUMBIA FUNDS TRUST VII
Columbia Newport Tiger Fund

COLUMBIA FUNDS TRUST VIII
Columbia Income Fund
Columbia Intermediate Bond Fund

COLUMBIA FUNDS TRUST IX
Columbia High Yield Municipal Fund
Columbia Managed Municipals Fund

COLUMBIA FUNDS TRUST XI
Columbia Young Investor Fund
Columbia Growth Stock Fund
Columbia Asset Allocation Fund
Columbia Dividend Income Fund
Columbia Large Cap Core Fund
Columbia Large Cap Growth Fund
Columbia Disciplined Value Fund
Columbia Small Cap Fund
Columbia Small Company Equity Fund

     21. Effective immediately, the section of the prospectuses entitled "Managing the Fund: Portfolio Manager" is revised in its entirety as follows:

PORTFOLIO MANAGERS

Penny L. Burgess, a vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since May, 2005. Ms. Burgess has been associated with Columbia Management or its predecessors since November, 1993.

Deborah F. Snee, a vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since May, 2005. Ms. Snee has been associated with Columbia Management or its predecessors since March, 1999.

Eric Robert Lewis Sandlund, a portfolio manager of Columbia Management, is a co-manager of the Fund and has managed or co-managed the Fund since March, 2004. Mr. Sandlund has been associated with Columbia Management or its predecessors since June, 2002. Prior to joining Columbia Management in June, 2002, Mr. Sandlund was a managing director and chief investment officer of Merrill Lynch Investment Managers (Asia Pacific) in Singapore from January, 2000 to June, 2002.

Jasmine Huang, a portfolio manager of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since May, 2005. Prior to joining Columbia Management, Ms. Huang held a manager position with Deloitte's management consulting practice from June, 2000 to September, 2003.

     22. As discussed in greater detail in earlier supplements, on March 15, 2004, Columbia Management Advisors, Inc. ("Columbia Management"), the Fund's adviser, and Columbia Funds Distributor, Inc. ("CFD") the distributor of the Fund's shares (collectively, "Columbia"), entered into agreements in principle with the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") to resolve the proceedings brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds.

     On February 9, 2005, Columbia entered into an Assurance of Discontinuance with the NYAG (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order" and together, the "Settlements"). The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle.

     Under the terms of the SEC Order, Columbia has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review Columbia's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce

Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

     Pursuant to the procedures set forth in the SEC Order, the settlement amounts will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with Columbia and the Fund's independent trustees and not unacceptable to the staff of the SEC. More specific information on the distribution plan will be communicated at a later date.

     As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia Funds, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

A copy of the SEC Order will be available on the SEC's website at http://www.sec.gov. A copy of the NYAG Settlement will be available as part of the Bank of America Corporation Form 8-K filing on or about February 10, 2005.

COLUMBIA NEWPORT GREATER CHINA FUND   Prospectus, January 1, 2005

CLASS A, B AND C SHARES

Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   4
Your Expenses........................................   6

YOUR ACCOUNT                                            8
---------------------------------------------------------
How to Buy Shares....................................   8
Sales Charges........................................   9
How to Exchange Shares...............................  15
How to Sell Shares...................................  15
Fund Policy on Trading of Fund Shares................  16
Distribution and Service Fees........................  19
Other Information About Your Account.................  19

MANAGING THE FUND                                      22
---------------------------------------------------------
Investment Advisor...................................  22
Portfolio Manager....................................  22

FINANCIAL HIGHLIGHTS                                   23
---------------------------------------------------------

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------

The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies whose principal activities are in the Greater China Region. This region includes Hong Kong, The People's Republic of China and Taiwan, among others. The Fund's investment advisor will determine where a company's principal activities are located by considering its country of organization, the principal trading market for its stocks, the source of its revenues and the location of its assets. The Fund may invest in stocks of any size, whose earnings, the advisor believes, are in a growth trend or are undervalued.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion,

----
 2

THE FUND

undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may fall, or may not approach the value the advisor has placed on it.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Because the Fund invests predominantly in foreign securities, the Fund may be particularly susceptible to market timers. Market timers generally attempt to take advantage of the way the Fund prices its shares by trading based on market information they expect will lead to a change in the Fund's net asset value on the next pricing day. Market timing activity may be disruptive to Fund management and, since a market timer's profits are effectively paid directly out of the Fund's assets, may negatively impact the investment returns of other shareholders. Although the Fund has adopted certain policies and methods intended to identify and discourage frequent trading based on this strategy, it cannot ensure that all such activity can be identified or terminated.

Investments in emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Because the Fund's investments are concentrated in the Greater China Region, the Fund is particularly susceptible to regional risks. Events in any one country within the region may impact the other countries or the Asian region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which may result in greater losses and volatility. Markets in the Greater China Region can experience significant volatility due to social, regulatory and political uncertainties.

Small- or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.

As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                            ----

THE FUND

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for one year, five years and for the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and for the life of the Fund periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

              The Fund's returns are compared to the Morgan Stanley Capital International China Index (MSCI China Index), an unmanaged index that is designed to broadly and fairly represent the full diversity of business activities in China. This index aims to capture 85% of the free float adjusted market capitalization in each industry group. The Fund's returns are also compared to the Hang Seng Stock Index (Hang Seng Index), an unmanaged index that tracks the performance of
              approximately 70% of the total market capitalization of the stock exchange of Hong Kong. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS A)



                         (BAR CHART)

                                  (BAR CHART)

                                  67.79%                                      54.83%
                       -20.17%               -0.92%     -10.53%    -12.49%
                        1998       1999       2000       2001       2002       2003

                                               For the periods shown in bar chart:
The Class's year-to-date total return through  Best quarter: 2nd quarter 1999, +40.11%
September 30, 2004 was +3.31%.                 Worst quarter: 2nd quarter 1998, -33.77%

----
 4

THE FUND

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2003

                                                                 INCEPTION                                         LIFE OF
                                                                   DATE            1 YEAR          5 YEARS         THE FUND
Class A (%)
  Return Before Taxes                                             5/16/97           45.93           13.69             6.30
  Return After Taxes on Distributions                                               45.72           13.50             6.10
  Return After Taxes on Distributions and Sale of Fund
    Shares                                                                          29.92           11.90             5.34
---------------------------------------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                             5/16/97           48.78           13.95             6.55
  Return After Taxes on Distributions                                               48.78           13.93             6.51
  Return After Taxes on Distributions and Sale of Fund
    Shares                                                                          31.70           12.25             5.67
---------------------------------------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                             5/16/97           52.76           14.15             6.78
  Return After Taxes on Distributions                                               52.76           14.12             6.74
  Return After Taxes on Distributions and Sale of Fund
    Shares                                                                          34.29           12.42             5.88
---------------------------------------------------------------------------------------------------------------------------
MSCI China Index (%)                                               N/A              87.58           -0.90           -13.79(1)
---------------------------------------------------------------------------------------------------------------------------
Hang Seng Index (%)                                                N/A              41.82            7.86             0.75(1)

 (1) Performance information is from May 31, 1997.

                                                                            ----

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class B shares convert to Class A shares after eight years
             -------------------------------------------------------------------

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                CLASS A         CLASS B         CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                          5.75            0.00            0.00
-------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               1.00(2)          5.00            1.00
-------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             (3)(4)          (3)(4)          (3)(4)

 (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

 (3) There is a $7.50 charge for wiring sale proceeds to your bank.

 (4) A redemption fee of 2.00% may be charged on shares that were owned for 60 days or less. For more information, see "Fund Policy on Trading of Fund Shares" below.

----
 6

THE FUND

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                                CLASS A         CLASS B         CLASS C
Management fee(1) (%)                                            0.95            0.95            0.95
-------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                        0.25            1.00            1.00
-------------------------------------------------------------------------------------------------------
Other expenses(1) (%)                                            0.61            0.61            0.61
-------------------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                         1.81            2.56            2.56

 (1) Management fee and other expenses have been restated to reflect contractual changes to the management fee, administration fee and transfer agency fees for the Fund effective November 1, 2003.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
Class A                                                           $748          $1,112          $1,499           $2,579
------------------------------------------------------------------------------------------------------------------------
Class B:    did not sell your shares                              $259          $  796          $1,360           $2,712
            sold all your shares at the end of the                $759          $1,096          $1,560           $2,712
            period
------------------------------------------------------------------------------------------------------------------------
Class C:    did not sell your shares                              $259          $  796          $1,360           $2,895
            sold all your shares at the end of the                $359          $  796          $1,360           $2,895
            period

                                                                            ----

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

             -------------------------------------------------------------------
INVESTMENT MINIMUMS

                   INITIAL MINIMUMS:
                   Initial Investment..........................................  $1,000
                   Automatic Investment Plan...................................  $   50
                   Retirement Plan.............................................  $   25

              The Fund reserves the right to change these investment
              minimums. The Fund also reserves the right to refuse a
              purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
             -------------------------------------------------------------------

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                       time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to the transfer agent, Columbia
                       Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class (and in some cases, certain other classes) of the Fund at no additional cost. There may be an additional sales charge if exchanging from a money market
                       fund. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       Exchanges will continue so long as your fund balance is
                       sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                       $100 minimum) by calling 1-800-345-6611. There may be an
                       additional sales charge if exchanging from a money market
                       fund. Be sure to complete the appropriate section of the
                       account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares (and, in some
                       cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if
                       exchanging from a money market fund. To invest your
                       dividends in the Fund, call 1-800-345-6611.

----
 8

YOUR ACCOUNT

SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charges may be reduced or waived, as described below and in the Statement of Additional Information.

             -------------------------------------------------------------------

              CHOOSING A SHARE CLASS

              The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

              The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a
              separate prospectus provided to eligible institutional and other investors.
             -------------------------------------------------------------------

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES

                                                                                                      % OF OFFERING
                                                                AS A % OF                                 PRICE
                                                                THE PUBLIC           AS A %            RETAINED BY
                                                                 OFFERING           OF YOUR             FINANCIAL
AMOUNT PURCHASED                                                  PRICE            INVESTMENT            ADVISOR
Less than $50,000                                                  5.75               6.10                5.00
-------------------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                                      4.50               4.71                3.75
-------------------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                                     3.50               3.63                2.75
-------------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                                     2.50               2.56                2.00
-------------------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                                   2.00               2.04                1.75
-------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                 0.00               0.00                0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

                                                                            ----

YOUR ACCOUNT

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                                COMMISSION %
Less than $3 million                                                1.00
----------------------------------------------------------------------------
$3 million to less than $5 million                                  0.80
----------------------------------------------------------------------------
$5 million to less than $25 million                                 0.50
----------------------------------------------------------------------------
$25 million or more                                                 0.25

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

             -------------------------------------------------------------------

              UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

              Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your
              shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
              time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
              longest.
             -------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS.

  A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost

----
 10

YOUR ACCOUNT

(i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.

  B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

  - Individual accounts

  - Joint accounts

  - Certain IRA accounts

  - Certain trusts

  - UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.

  C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depends on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.

  D. How can I obtain more information about breakpoint discounts?

Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

                                                                            ----

YOUR ACCOUNT

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   5.00
-------------------------------------------------------------------------------
Through second year                                                  4.00
-------------------------------------------------------------------------------
Through third year                                                   3.00
-------------------------------------------------------------------------------
Through fourth year                                                  3.00
-------------------------------------------------------------------------------
Through fifth year                                                   2.00
-------------------------------------------------------------------------------
Through sixth year                                                   1.00
-------------------------------------------------------------------------------
Longer than six years                                                0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the period during which a CDSC would apply when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation (as described above) apply, so that if the combined value of the eligible Fund accounts in all classes maintained by you and each member of your immediate family (as defined above), together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to a lower CDSC and the applicable reduced holding period, provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. This Class B share discount program for larger purchases (as further described in the charts below) is not applicable to Class B shares received by former Galaxy Fund Prime B shareholders in connection with the reorganization of the former Galaxy Fund.

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 12

YOUR ACCOUNT

PURCHASES OF $250,000 TO LESS THAN $500,000:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
-------------------------------------------------------------------------------
Through second year                                                  2.00
-------------------------------------------------------------------------------
Through third year                                                   1.00
-------------------------------------------------------------------------------
Longer than three years                                              0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
-------------------------------------------------------------------------------
Through second year                                                  2.00
-------------------------------------------------------------------------------
Through third year                                                   1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or to a financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

                                                                            ----

YOUR ACCOUNT

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

CLASS C SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   1.00
-------------------------------------------------------------------------------
Longer than one year                                                 0.00

----
 14

YOUR ACCOUNT

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                            ----

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund
                       distributed by Columbia Funds Distributor, Inc. at no
                       additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                       address below. In your letter of instruction, note the
                       Fund's name, share class, account number, and the dollar
                       value or number of shares you wish to sell. All account
                       owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the
                       Medallion Signature Guarantee Program for amounts over
                       $100,000 or for alternate payee or mailing instructions.
                       Additional documentation is required for sales by
                       corporations, agents, fiduciaries, surviving joint owners
                       and individual retirement account owners. For details, call
                       1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell shares of the Fund and request that the
                       proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                       available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                       Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

----
 16

YOUR ACCOUNT

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, the Fund imposes a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase, as described below.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

The Fund will assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds of Fund shares that are redeemed (either by selling shares or exchanging into another Columbia Fund) within 60 days of their purchase. The redemption fee is paid to the Fund.

The redemption fee is imposed on Fund shares redeemed (including redemptions by exchange) within 60 days of purchase. In determining which shares are being redeemed, we generally apply a first-in, first-out approach. For Fund shares acquired by exchange, the holding period prior to the exchange will not be considered in determining whether to assess the redemption fee.

The redemption fee will not be imposed if you qualify for a waiver and the Fund has received proper notification, unless the waiver is automatic as noted below. We'll redeem any shares that are eligible for a waiver first.

                                                                            ----

YOUR ACCOUNT

A Fund shareholder won't pay an otherwise applicable redemption fee on any of the following transactions:

  - shares sold following the death or disability (as defined in the tax code) of the shareholder, including a registered joint owner

  - shares sold by or distributions from participant directed retirement plans, such as 401(k), 403(b) 457, Keogh, profit sharing, and money purchase pension accounts, where the Fund does not have access to information about the individual participant account activity, except where the Fund has received an indication that the plan administrator is able to assess the redemption fee to the appropriate accounts (automatic)

  - shares sold by certain investment funds, including those that Columbia Management Advisors Inc. or its affiliates may manage (automatic)

  - shares sold as part of an automatic rebalancing within an asset allocation program or by certain wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Fund that the program is not designed to be a vehicle for market timing

  - shares sold by accounts maintained by a financial institution or intermediary where the Fund has received information reasonably satisfactory to the Fund indicating that the financial institution or intermediary maintaining the account is unable for administrative reasons to assess the redemption fee to underlying shareholders

  - shares sold by an account which has demonstrated a hardship, such as a medical emergency, as determined in the absolute discretion of the Fund

  - shares that were purchased by reinvested dividends (automatic)

  - the following retirement plan distributions:

     - lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy"
       plan)

     - distributions from an individual retirement account (IRA) or Custodial Account under Section 403(b)(7) of the tax code, following attainment of age 59 1/2

The Fund also has the discretion to waive the 2.00% redemption fee if the Fund is in jeopardy of failing the 90% income test or losing its RIC qualification for tax purposes.

As described above, certain intermediaries do not assess redemption fees to certain categories of redemptions that do not present significant market timing concerns (such as automatic withdrawal plan redemptions). In these situations, the Fund's ability to assess redemption fees is generally limited by the intermediary's policies and, accordingly, no redemption fees will be assessed on such redemptions.

----
 18

YOUR ACCOUNT

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
RULE 12B-1 PLAN The Fund has adopted a plan under Rule 12b-l that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedules applicable to Class B shares.

ADDITIONAL INTERMEDIARY COMPENSATION In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

                                                                            ----

YOUR ACCOUNT

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

----
 20

YOUR ACCOUNT

DISTRIBUTION OPTIONS The Fund distributes any dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. The Fund's investments in foreign securities may be subject to foreign withholding taxes. You may be entitled to claim a credit or deduction with respect to foreign taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

                                                                            ----

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund not including pricing and bookkeeping and other fees paid to Columbia Management by the Fund, amounted to 0.98% of average daily net assets of the Fund.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
ERIC ROBERT LEWIS SANDLUND, a vice president of Columbia Management, is the manager for the Fund and has managed the Fund since March, 2004. Mr. Sandlund has been associated with Columbia Management since June, 2002. Prior to joining Columbia Management in June, 2002, Mr. Sandlund was a managing director and chief investment officer, Asia Pacific of Merrill Lynch Investment Managers in Singapore from January, 2000 to June, 2002.

----
 22

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from September 1 to August 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the year ended August 31, 2004, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the years ended August 31, 2003, 2002, 2001, and 2000, has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

THE FUND

                                                                                YEAR ENDED AUGUST 31,
                                                       2004           2003(A)          2002(A)          2001(A)          2000(A)
                                                     Class A          Class A          Class A          Class A          Class A
                                                      ------           ------           ------           ------           ------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                17.88            14.29            14.91            19.98            13.94
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (loss)(b)                       0.17             0.14             0.10             0.12             0.05
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      2.70             3.53            (0.57)           (5.19)            5.99
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                        2.87             3.67            (0.47)           (5.07)            6.04
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                           (0.11)           (0.08)           (0.15)              --               --
---------------------------------------------------------------------------------------------------------------------------------
REDEMPTION FEES ($):
  Redemption fees added to paid-in-capital                --(b)(c)         --               --               --               --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                      20.64            17.88            14.29            14.91            19.98
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(d)                                    16.11            25.84(e)         (3.22)(e)       (25.38)(e)        43.33(e)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
(%):
  Operating expenses(f)                                 1.89             2.15             2.15             2.15             2.15
  Interest expense                                        --               --(g)            --(g)            --               --
  Expenses(f)                                           1.89             2.15             2.15             2.15             2.15
  Net investment income (loss)(f)                       0.84             0.97             0.65             0.68             0.26
  Waiver/reimbursement                                    --             0.37             0.29             0.21             0.10
Portfolio turnover rate (%)                               25               33               16               14               28
Net assets, end of period (000's) ($)                 47,282           42,685           33,201           37,652           64,722

 (a) For the years ended August 31, 2003, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP.

 (b) Per share data was calculated using average shares outstanding during the period.

 (c) Rounds to less than $0.01 per share.

 (d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

 (e) Had the investment advisor/administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

 (f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (g) Rounds to less than 0.01%.

                                                                            ----

FINANCIAL HIGHLIGHTS

THE FUND

                                                                                   YEAR ENDED AUGUST 31,
                                                              2004         2003(A)        2002(A)        2001(A)        2000(A)
                                                            Class B        Class B        Class B        Class B        Class B
                                                             ------         -----          -----          ------         -----
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                       17.51         14.02          14.63           19.75         13.88
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (loss)(b)                              0.05          0.04          (0.02)          (0.01)        (0.09)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                             2.62          3.45          (0.55)          (5.11)         5.96
--------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                               2.67          3.49          (0.57)          (5.12)         5.87
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                                     --            --          (0.04)             --            --
--------------------------------------------------------------------------------------------------------------------------------
REDEMPTION FEES ($):
  Redemption fees added to paid-in-capital                       --(b)(c)      --             --              --            --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                             20.18         17.51          14.02           14.63         19.75
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(d)                                           15.25         24.89(e)       (3.93)(e)      (25.92)(e)     42.29(e)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Operating expenses(f)                                        2.64          2.90           2.90            2.90          2.90
  Interest expense                                               --            --(g)          --(g)           --            --
  Expenses(f)                                                  2.64          2.90           2.90            2.90          2.90
  Net investment income (loss)(f)                              0.23          0.30          (0.10)          (0.07)        (0.49)
  Waiver/reimbursement                                           --          0.37           0.29            0.21          0.10
Portfolio turnover rate (%)                                      25            33             16              14            28
Net assets, end of period (000's) ($)                        10,471         5,121          3,850           4,151         6,335

 (a) For the years ended August 31, 2003, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP.

 (b) Per share data was calculated using average shares outstanding during the period.

 (c) Rounds to less than $0.01 per share.

 (d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (e) Had the investment advisor/administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

 (f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (g) Rounds to less than 0.01%.

----
 24

FINANCIAL HIGHLIGHTS

THE FUND

                                                                                YEAR ENDED AUGUST 31,
                                                       2004           2003(A)          2002(A)          2001(A)          2000(A)
                                                     Class C          Class C          Class C          Class C          Class C
                                                     -------          -------          -------          -------          -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                17.76            14.22            14.84            20.03            14.10
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (loss)(b)                       0.04             0.05            (0.02)           (0.01)           (0.09)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      2.65             3.49            (0.56)           (5.18)            6.02
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                        2.69             3.54            (0.58)           (5.19)            5.93
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                              --               --            (0.04)              --               --
---------------------------------------------------------------------------------------------------------------------------------
REDEMPTION FEES ($):
  Redemption fees added to paid-in-capital                --(b)(c)         --               --               --               --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                      20.45            17.76            14.22            14.84            20.03
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(d)                                    15.15            24.89(e)         (3.94)(e)       (25.91)(e)        42.06(e)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
DATA (%):
  Operating expenses(f)                                 2.64             2.90             2.90             2.90             2.90
  Interest expense                                        --               --(g)            --(g)            --               --
  Expenses(f)                                           2.64             2.90             2.90             2.90             2.90
  Net investment income (loss)(f)                       0.20             0.35            (0.10)           (0.07)           (0.49)
  Waiver/reimbursement                                    --             0.37             0.29             0.21             0.10
Portfolio turnover rate (%)                               25               33               16               14               28
Net assets, end of period (000's) ($)                  9,436            3,316            1,812            1,352            1,296

 (a) For the years ended August 31, 2003, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP.

 (b) Per share data was calculated using average shares outstanding during the period.

 (c) Rounds to less than $0.01 per share.

 (d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (e) Had the investment advisor/administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

 (f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (g) Rounds to less than 0.01%.

                                                                            ----

NOTES

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 26

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.

You can get free copies annual and semi-annual of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Funds Trust II: 811-3009

- Columbia Newport Greater China Fund

--------------------------------------------------------------------------------

(ColumbiaFunds Logo)
        A Member of Columbia Management Group

        (C)2005 Columbia Funds Distributor, Inc.
        One Financial Center, Boston, MA 02111-2621
        800.426.3750  www.columbiafunds.com
                                                                736-01/798T-1204

COLUMBIA NEWPORT GREATER CHINA FUND    Prospectus, January 1, 2005

CLASS Z SHARES

Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   4
Your Expenses........................................   6

YOUR ACCOUNT                                            8
---------------------------------------------------------
How to Buy Shares....................................   8
Eligible Investors...................................   9
Sales Charges........................................  10
How to Exchange Shares...............................  10
How to Sell Shares...................................  10
Fund Policy on Trading of Fund Shares................  11
Intermediary Compensation............................  13
Other Information About Your Account.................  14


MANAGING THE FUND                                      17
---------------------------------------------------------
Investment Advisor...................................  17
Portfolio Manager....................................  17

FINANCIAL HIGHLIGHTS                                   18
---------------------------------------------------------

Only eligible investors may purchase Class Z shares.  See "Your
Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies whose principal activities are in the Greater China Region. This region includes Hong Kong, The People's Republic of China and Taiwan, among others. The Fund's investment advisor will determine where a company's principal activities are located by considering its country of organization, the principal trading market for its stocks, the source of its revenues and the location of its assets. The Fund may invest in stocks of any size, whose earnings, the advisor believes, are in a growth trend or are undervalued.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion,

----
 2

THE FUND

undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may fall, or may not approach the value the advisor has placed on it.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Because the Fund invests predominantly in foreign securities, the Fund may be particularly susceptible to market timers. Market timers generally attempt to take advantage of the way the Fund prices its shares by trading based on market information they expect will lead to a change in the Fund's net asset value on the next pricing day. Market timing activity may be disruptive to Fund management and, since a market timer's profits are effectively paid directly out of the Fund's assets, may negatively impact the investment returns of other shareholders. Although the Fund has adopted certain policies and methods intended to identify and discourage frequent trading based on this strategy, it cannot ensure that all such activity can be identified or terminated.

Investments in emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Because the Fund's investments are concentrated in the Greater China Region, the Fund is particularly susceptible to regional risks. Events in any one country within the region may impact the other countries or the Asian region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which may result in greater losses and volatility. Markets in the Greater China Region can experience significant volatility due to social, regulatory and political uncertainties.

Small- or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.

As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                            ----

THE FUND

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of broad measures of market performance for one year, five years and for the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and for the life of the Fund periods. They include the effects of Fund expenses.

              The Fund's returns are compared to the Morgan Stanley Capital International China Index (MSCI China Index), an unmanaged index that is designed to broadly and fairly represent the full diversity of business activities in China. This index aims to capture 85% of the free float adjusted market capitalization in each industry group. The Fund's returns are also compared to the Hang Seng Stock Index (Hang Seng Index), an unmanaged index that tracks the performance of
              approximately 70% of the total market capitalization of the stock exchange of Hong Kong. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
             -------------------------------------------------------------------

----
 4

THE FUND

CALENDAR YEAR TOTAL RETURNS (CLASS Z)


                                  (BAR CHART)

                                  68.10%                                      59.51%
                       -19.75%               -0.74%     -10.30%    -12.44%
                        1998       1999       2000       2001       2002       2003

                                              For the periods shown in bar chart:
The Class's year-to-date total return         Best quarter: 2nd quarter 1999, +40.15%
through September 30, 2004 was +3.53%.        Worst quarter: 2nd quarter 1998, -33.65%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2003

                                                               INCEPTION                                         LIFE OF
                                                                 DATE            1 YEAR          5 YEARS         THE FUND
Class Z (%)                                                    5/16/97
  Return Before Taxes                                                             59.51           15.89             7.96
  Return After Taxes on Distributions                                             59.19           15.65             7.70
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                                          38.79           13.85             6.78
-------------------------------------------------------------------------------------------------------------------------
MSCI China Index (%)                                             N/A              87.58           -0.90           -13.79(1)
-------------------------------------------------------------------------------------------------------------------------
Hang Seng Index (%)                                              N/A              41.82            7.86             0.75(1)

 (1) Performance information is from May 31, 1997.

                                                                            ----

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
UNDERSTANDING EXPENSES

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions
             -------------------------------------------------------------------

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         0.00
--------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               0.00
--------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             (2)(3)

 (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (2) There is a $7.50 charge for wiring sale proceeds to your bank.

 (3) A redemption fee of 2.00% may be charged on shares that were owned for 60 days or less. For more information, see "Fund Policy on Trading of Fund Shares" below.

----
 6

THE FUND

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

Management fee(1) (%)                                           0.95
--------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                       0.00
--------------------------------------------------------------------
Other expenses(1) (%)                                           0.61
--------------------------------------------------------------------
Total annual fund operating expenses (%)                        1.56

 (1) Management fee and other expenses have been restated to reflect contractual changes to the management fee, administration fee and transfer agency fees for the Fund effective November 1, 2003.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $159     $493      $850      $1,856

                                                                            ----

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with Columbia Funds Services, Inc. or your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                       time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to Columbia Funds Services, Inc.,
                       P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class of the Fund at no additional cost.
                       To exchange by telephone, call 1-800-422-3737. Please see
                       "How to Exchange Shares" for more information.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       Exchanges will continue so long as your fund balance is
                       sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                       $100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.

----
 8

YOUR ACCOUNT

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by Columbia Funds Distributor, Inc.;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Funds Distributor, Inc.; and

- Any employee (or family member of an employee) of the former FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment

- Clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and

- Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

- Any client of Fleet National Bank or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet National Bank or the subsidiary);

- A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from Columbia Funds Distributor, Inc. or through a third-party broker-dealer;

- Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan, however, each investment requires a $50 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

                                                                            ----

YOUR ACCOUNT

SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

             -------------------------------------------------------------------
CHOOSING A SHARE CLASS

              The Fund offers one class of shares in this prospectus --
              CLASS Z.

              The Fund also offers three additional classes of shares --
              Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
             -------------------------------------------------------------------

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

----
 10

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into Class Z shares or Class A
                       shares (only if Class Z is not offered) of another fund
                       distributed by Columbia Funds Distributor, Inc. at no
                       additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a
                       member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature
                       Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries,
                       surviving joint owners and individual retirement account
                       owners. For details, call 1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell shares of the Fund and request that the
                       proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

                                                                            ----

YOUR ACCOUNT

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, the Fund imposes a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase, as described below.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

The Fund will assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds of Fund shares that are redeemed (either by selling shares or exchanging into another Columbia Fund) within 60 days of their purchase. The redemption fee is paid to the Fund.

The redemption fee is imposed on Fund shares redeemed (including redemptions by exchange) within 60 days of purchase. In determining which shares are being redeemed, we generally apply a first-in, first-out approach. For Fund shares acquired by exchange, the holding period prior to the exchange will not be considered in determining whether to assess the redemption fee.

The redemption fee will not be imposed if you qualify for a waiver and the Fund has received proper notification, unless the waiver is automatic as noted below. We'll redeem any shares that are eligible for a waiver first.

----
 12

YOUR ACCOUNT

A Fund shareholder won't pay an otherwise applicable redemption fee on any of the following transactions:

- shares sold following the death or disability (as defined in the tax code) of the shareholder, including a registered joint owner

- shares sold by or distributions from participant directed retirement plans, such as 401(k), 403(b) 457, Keogh, profit sharing, and money purchase pension accounts, where the Fund does not have access to information about the individual participant account activity, except where the Fund has received an indication that the plan administrator is able to assess the redemption fee to the appropriate accounts (automatic)

- shares sold by certain investment funds, including those that Columbia Management Advisors Inc. or its affiliates may manage (automatic)

- shares sold as part of an automatic rebalancing within an asset allocation program or by certain wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Fund that the program is not designed to be a vehicle for market timing

- shares sold by accounts maintained by a financial institution or intermediary where the Fund has received information reasonably satisfactory to the Fund indicating that the financial institution or intermediary maintaining the account is unable for administrative reasons to assess the redemption fee to underlying shareholders

- shares sold by an account which has demonstrated a hardship, such as a medical emergency, as determined in the absolute discretion of the Fund

- shares that were purchased by reinvested dividends (automatic)

- the following retirement plan distributions:

  - lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy" plan)

  - distributions from an individual retirement account (IRA) or Custodial Account under Section 403(b)(7) of the tax code, following attainment of age 59 1/2

The Fund also has the discretion to waive the 2.00% redemption fee if the Fund is in jeopardy of failing the 90% income test or losing its RIC qualification for tax purposes.

As described above, certain intermediaries do not assess redemption fees to certain categories of redemptions that do not present significant market timing concerns (such as automatic withdrawal plan redemptions). In these situations, the Fund's ability to assess redemption fees is generally limited by the intermediary's policies and, accordingly, no redemption fees will be assessed on such redemptions.

INTERMEDIARY COMPENSATION
--------------------------------------------------------------------------------
The distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to

                                                                            ----

YOUR ACCOUNT

sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

----
 14

YOUR ACCOUNT

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

                                                                            ----

YOUR ACCOUNT

DISTRIBUTION OPTIONS The Fund distributes any dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. The Fund's investments in foreign securities may be subject to foreign withholding taxes. You may be entitled to claim a credit or deduction with respect to foreign taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

----
 16

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including pricing and bookkeeping and other fees paid to Columbia Management by the Fund, amounted to 0.98% of average daily net assets of the Fund.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
ERIC ROBERT LEWIS SANDLUND, a vice president of Columbia Management, is the manager for the Fund and has managed the Fund since March, 2004. Mr. Sandlund has been associated with Columbia Management since June, 2002. Prior to joining Columbia Management in June, 2002, Mr. Sandlund was a managing director and chief investment officer, Asia Pacific of Merrill Lynch Investment Managers in Singapore from January, 2000 to June, 2002.

                                                                            ----

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the last five fiscal years, which run from September 1 to August 31, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the year ended August 31, 2004, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the years ended August 31, 2003, 2002, 2001 and 2000, has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

THE FUND

                                                                                YEAR ENDED AUGUST 31,
                                                       2004           2003(A)          2002(A)          2001(A)          2000(A)
                                                     Class Z          Class Z          Class Z          Class Z          Class Z
                                                      ------           -----            ------           ------           ------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                18.51           14.41             15.05            20.11            14.01
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(b)                              0.22            0.11              0.14             0.16             0.09
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      2.81            4.10             (0.59)           (5.22)            6.01
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                        3.03            4.21             (0.45)           (5.06)            6.10
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                          (0.16)           (0.12)            (0.19)              --               --
---------------------------------------------------------------------------------------------------------------------------------
REDEMPTION FEES ($):
  Redemption fees added to paid-in-capital                --(b)(c)      0.01                --               --               --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                      21.38           18.51             14.41            15.05            20.11
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(d)                                    16.44           29.51(e)          (3.10)(e)       (25.16)(e)        43.54(e)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
DATA (%):
  Operating expenses(f)                                 1.64            1.90              1.90             1.90             1.90
  Interest expense                                        --              --(g)             --(g)            --               --
  Expenses(f)                                           1.64            1.90              1.90             1.90             1.90
  Net investment income(f)                              1.06            0.70              0.90             0.93             0.51
  Waiver/reimbursement                                    --            0.37              0.29             0.21             0.10
Portfolio turnover rate (%)                               25              33                16               14               28
Net assets, end of period (000's) ($)                  5,182           1,996               138              145              164

 (a) For the years ended August 31, 2003, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP.

 (b) Per share data was calculated using average shares outstanding during the period.

 (c) Rounds to less than $ 0.01 per share.

 (d) Total return at net asset value assuming all distributions reinvested.

 (e) Had the investment advisor/administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

 (f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (g) Rounds to less than 0.01%.

----
 18

NOTES

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FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Funds Trust II: 811-3009

- Columbia Newport Greater China Fund

--------------------------------------------------------------------------------

(ColumbiaFunds Logo)
         A Member of Columbia Management Group

         (C)2005 Columbia Funds Distributor, Inc.
         One Financial Center, Boston, MA 02111-2621
         800.426.3750  www.columbiafunds.com                   736-01/799T-1204

                           COLUMBIA GREATER CHINA FUND
                    A SERIES OF COLUMBIA FUNDS SERIES TRUST I
                                 _________, 2005

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Columbia Greater China Fund (the Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Fund dated __________, 2005. This SAI should be read together with the Fund's Prospectus and most recent Annual Report dated August 31, 2004 and Semiannual Report dated February 28, 2005 of Columbia Newport Greater China Fund, a series of Columbia Funds Trust II, the predecessor to the Fund (Predecessor Fund). Investors may obtain a free copy of the Prospectus, Annual Report and Semiannual Report from Columbia Management Distributor, Inc. (CMD), One Financial Center, Boston, MA 02111-2621 or by calling 1-800-426-3750. The financial statements and Report of the Independent Registered Public Accounting Firm appearing in the Predecessor Fund's August 31, 2004 Annual Report and the financial statements appearing in the Predecessor Fund's February 28, 2005 Semiannual Report are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by CMD generally and additional information about certain securities and investment techniques described in the Fund's Prospectuses.

TABLE OF CONTENTS

                                                                                  PAGE
PART 1

Definitions                                                                        b
Organization and History                                                           b
Investment Goals and Policies                                                      b
Fundamental Investment Policies                                                    c
Other Investment Policies                                                          c
Fund Charges and Expenses                                                          c
Custodian of the Fund                                                              l
Independent Registered Public Accounting Firm of the Fund                          l

PART 2

Miscellaneous Investment Practices                                                [ ]
Taxes                                                                             [ ]
Additional Tax Matters Concerning Trust Shares                                    [ ]
Management of the Funds                                                           [ ]
Determination of Net Asset Value                                                  [ ]
How to Buy Shares                                                                 [ ]
Special Purchase Programs/Investor Services                                       [ ]
Programs for Reducing or Eliminating Sales Charges                                [ ]
How to Sell Shares                                                                [ ]
Distributions                                                                     [ ]
How to Exchange Shares                                                            [ ]
Suspension of Redemptions                                                         [ ]
Shareholder Liability                                                             [ ]
Shareholder Meetings                                                              [ ]
                                                                                  [ ]
Appendix I                                                                        [ ]
Appendix II                                                                       [ ]

SUP-39/88345-0705

                                     PART I
                           COLUMBIA GREATER CHINA FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                                 _________, 2005

DEFINITIONS

"Trust II"                         Columbia Funds Trust II
"Fund"                             Columbia Newport Greater China Fund
"Advisor" or Administrator"        Columbia Management Advisors, Inc., the Fund's investment advisor and administrator
"CMD"                              Columbia Management Distributor, Inc. , the Fund's distributor
"CMS"                              Columbia Management Services, Inc. , the Fund's shareholder services and transfer agent

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1987. The Fund is an open-end diversified management investment company representing the entire interest in a separate series of the Trust. The Fund commenced investment
operations as a series of the Trust on    , 2006. Prior to , 2006 (the "Fund
Reorganization Date"), the Fund was organized as a series of Columbia Funds Trust II, a Massachusetts business trust (the "Predecessor Fund") that commenced investment operations on May 12, 1997. The information provided for the Fund in this SAI for periods prior to the Fund Reorganization Date relates to the Predecessor Fund. The Trust changed its name from "Liberty-Stein Roe Funds Municipal Trust" to "Columbia Funds Trust IX" effective October 13, 2003. Effective ____________, 2005, the name of the Trust was changed from "Columbia Funds Trust IX" to its current name.

INVESTMENT GOALS AND POLICIES

The Fund's Prospectuses describe the Fund's investment goals and investment strategies and risks. Part 1 of this SAI includes additional information concerning, among other things, the investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Fund (unless otherwise noted):

           Foreign Securities
           Foreign Currency Transactions
           Repurchase Agreements
           Futures Contracts and Related Options
           Small Companies
           Money Market Instruments
           Options on Securities)
           Other Investment Companies

Except as indicated below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental and the Trustees may change the policies without shareholder approval.

                                       c

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940, as amended (the "1940 Act") provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or
(2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

The Fund may not, as a matter of fundamental policy:

1. Underwrite any issue of securities issued by other persons within the meaning of the Securities Act of 1933, as amended (the "1933 Act") except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.

2. Purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

3. Purchase or sell commodities, except that the Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

OTHER INVESTMENT POLICIES

As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

1.    Invest more than 15% of its net assets in illiquid assets;

2. Have a short sales position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

3. Purchase securities on margin, but the Fund may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For purposes of the Act's diversification requirement, an issuer is the entity whose revenues support the security.

                                       d

FUND CHARGES AND EXPENSES

Effective February 9, 2005, under the Fund's management contracts, the Fund pays the Advisor a monthly fee based on the average daily net assets of the Fund at the annual rate of:

Average Daily Net Assets                                                             Rate
Net assets under $500 million                                                        0.950%
Net assets of $500 million but less than $1 billion                                  0.950%
Net assets of $1 billion but less than $1.5 billion                                  0.870%
Net assets of $1.5 billion but less than $3 billion                                  0.820%
Net assets of $3 billion but less than $6 billion                                    0.770%
Net assets in excess of $6 billion                                                   0.720%

Previously, the Advisor had, with respect to the period from November 1, 2004 to February 9, 2005, waived a portion of its fees, so that it retained fees at the rates shown above.

Prior to November 1, 2004, under the Fund's Management Agreement, effective November 1, 2003, the Fund paid the Advisor a monthly fee based on average daily net assets at the following annual rates: 0.95% up to $1 billion, 0.90% of the next $500 million and 0.85% thereafter. Prior to November 1, 2003, the Fund paid the Advisor a monthly fee based on the average daily net assets of the Fund at the annual rate of 1.15%. Effective November 1, 2003, the Board of Trustees eliminated the administration fee for the Fund. Prior to November 1, 2003, the Fund paid the Administrator, under an Administration Agreement, a monthly fee at the annual rate of 0.25% of the average daily net assets of the Fund.

The Advisor is responsible for providing accounting and bookkeeping services to the Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement ("Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:

-     an annual flat fee of $10,000, paid monthly; and

- in any month that the Fund has average net assets of more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

The Fund reimburses the Advisor for all out-of-pocket expenses and charges, including all fees payable to third parties (other than State Street) for providing pricing data.

Effective November 1, 2003, the shareholders' servicing and transfer agency fee arrangement between CMS and the Fund has been revised so that the Fund pays CMS:

- an annual open account fee of $28 per open account in an equity fund, plus the Fund's allocated share of reimbursement for the out-of-pocket expenses of CMS.

Prior to November 1, 2003, the Fund paid a shareholders' servicing and transfer agency fee to CMS as follows:

- An account fee for each open account of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

- An account fee for each closed account of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus


- A transaction fee of $1.40 per transaction occurring in Fund accounts during any month; plus

- A monthly fee at the rate of 0.06% per annum of the average daily closing value of the total net assets of the Fund for such month; plus


- The Fund's allocated share of CMS's out-of-pocket expenses, including fees payable to DST Systems, Inc. (DST) under a remote services agreement with DST.

                                       e

RECENT FEES PAID TO THE ADVISOR, THE ADMINISTRATOR, CMD AND CMS (dollars in thousands)

                                                                          Year ended August 31,
                                                                          ---------------------
                                                              2005         2004           2003
                                                              ----         ----           ----
Management fee                                                            $ 686           $ 448
Administration fee                                                           24              97
Pricing and bookkeeping fee                                                  39              12
Transfer agent fee                                                          194             159
12b-1 fees:
  Service fee (Class A)                                                     120              82
  Service fee (Class B)                                                      23               9
  Service fee (Class C)                                                      20               5
  Distribution fee (Class B)                                                 69              28
  Distribution fee (Class C)                                                 61              15
Fees and expenses waived or reimbursed by the
  Advisor/Administrator                                                       0            (145)

                                       f

BROKERAGE COMMISSIONS  (dollars in thousands)

                                                                       Year ended August 31,
                                                                       ---------------------
                                                              2005         2004          2003
                                                              ----         ----          ----
Total commissions                                                        $  135        $   78
Directed transactions(a)                                                  4,886         2,412
Commissions on directed transactions                                         19            10

The Trusts are required to identify any securities of their "regular brokers or dealers" that the Fund has acquired during their most recent fiscal year. At August 31, 2005, the Fund held no securities of its regular brokers or dealers.

TRUSTEES AND TRUSTEES' FEES

Fund Complex consists of the following funds:

The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia Funds Trust VII, the series of Liberty Variable Investment Trust and 8 closed-end or interval management investment company portfolios (the "Liberty Funds").

The series of Columbia Funds Trust VIII, the series of Columbia Funds Trust IX, the series of Columbia Funds Trust XI and the series of SteinRoe Variable Investment Trust (the "Stein Roe Funds").

Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (the "All-Star Funds").

Columbia Management Multi-Strategy Hedge Fund, LLC.

Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust (the "Columbia Funds").

The series of The Galaxy Funds (the "Galaxy Funds").

The series of Columbia Acorn Trust and the series of Wanger Advisors Trust (the "Acorn Funds" and "WAT Funds," respectively).

                                       g

The Advisor or its affiliates pay the compensation of all the officers of the funds in the Fund Complex advised by the Advisor, including the Trustees who are affiliated with the Advisor. For the fiscal year ended August 31, 2005 and the calendar year ended December 31, 2004, the Trustees received the following compensation for serving as Trustees:


                                                            Aggregate            Total Compensation from
                                   Pension or             Compensation              the Columbia Fund
                                   Retirement             from the Fund            Complex Paid to the
                               Benefits Accrued as        for the Fiscal        Trustees for the Calendar
                                     Part of                Year ended                  Year Ended
        Trustee                 Fund Expenses (b)        August 31, 2005           December 31, 2004 (a)
        -------                 -----------------        ---------------           ---------------------
Douglas A. Hacker                      N/A                     [ ]                       115,500
Janet Langford Kelly                   N/A                     [ ]                       101,500
Richard W. Lowry                       N/A                     [ ]                       128,150
                                       N/A                     [ ]
William E. Mayer                       N/A                     [ ]                       133,150
Charles R. Nelson                      N/A                     [ ]                       155,073
John J. Neuhauser                      N/A                     [ ]                       143,568
Patrick J. Simpson                     N/A                     [ ] (e)                    64,234
Thomas Stitzel                         N/A                     [ ]                       103,500
Thomas C. Theobald(c)                  N/A                     [ ]                       110,250
Anne-Lee Verville(d)                   N/A                     [ ]                       128,250
Richard L. Woolworth                   N/A                     [ ]                        64,234

(a) As of December 31, 2004, the Fund Complex consisted of 127 open-end and 11 closed-end management investment company portfolios.

(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(c) During the fiscal year ended _________, 2005, and the calendar year ended December 31, 2004, Mr. Theobald deferred $_____ of his compensation from the Fund and $90,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Theobald's account under that plan was $157,328.

(d) During the fiscal year ended ____________, 2005, and the calendar year ended December 31, 2004, Ms. Verville deferred $_____ of her compensation from the Fund and $55,000 of her total compensation from the Fund Complex, pursuant to the deferred compensation plan. At December 31, 2004, the value of Ms. Verville's account under that plan was $653,275.

(e) During the fiscal year ended __________, 2005, Mr. Simpson deferred $_______ of his compensation from the Fund pursuant to the deferred compensation plan. During the calendar year ended December 31, 2004, Mr. Simpson deferred $129,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Simpson's account under that plan was $ 143,646.

ROLE OF THE BOARD OF TRUSTEES

      The Trustees of the Fund are responsible for the overall management and supervision of the Fund's affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with service providers for the Fund and review the Fund's performance. The Trustees have created several committees to perform specific functions for the Fund. Mr. Theobald was elected Chairman of the Board of Trustees of the Liberty Funds, Stein Roe Funds and Columbia Funds effective December, 2003.

                                       h

AUDIT COMMITTEE

      Ms. Verville and Messrs. Hacker, Stitzel, and Woolworth are members of the Audit Committee of the Board of Trustees of the Fund. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Nelson and Neuhauser were members of the Audit Committee of the Board of Trustees of the Fund. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent registered public accounting firm, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Fund and certain service providers. In the fiscal year ended August 31, 2005, the Audit Committee convened [ ] times.

GOVERNANCE COMMITTEE

      Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Fund. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald were members of the Governance Committee of the Board of Trustees of the Fund. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Fund's investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Fund. In the fiscal year ended August 31, 2005, the Governance Committee convened [ ] times.

ADVISORY FEES & EXPENSES COMMITTEE

      Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees and Expenses Committee of the Board of Trustees of the Fund. Prior to October 8, 2003, Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald were members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Fund. The Advisory Fees and Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. In the fiscal year ended August 31, 2005, the Advisory Fees and Expenses Committee convened [ ] times.

COMPLIANCE COMMITTEE

Ms. Kelly, Messrs. Nelson and Simpson and Ms. Verville are members of the Compliance Committee of the Board of Trustees of the Fund. Prior to August 10, 2004, Ms. Kelly, Mr. Nelson and Ms. Verville were members of the Compliance Committee of the Board of Trustees of the Fund. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Trust. The Committee uses legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Trust's investment adviser, principal underwriter and transfer agent. For the fiscal year ended August 31, 2005, the Compliance Committee convened [ ] times.

INVESTMENT OVERSIGHT COMMITTEES

Beginning in 2004, each Trustee of the Fund also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Fund Complex and gives particular consideration to such matters as the funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Fund attend IOC meetings from time to time to assist each IOC in its review of the Fund. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Fund Complex which they review:

      IOC#1: Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing funds in the following asset categories: Large Growth Diversified, Large Growth Concentrated, Small Growth, Outside Managed (i.e., sub-advised), Municipal and Bank Loan.

      IOC#2: Mr. Hacker and Ms. Verville are responsible for reviewing funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed Income - Multi Sector, Fixed Income - Core and Young Investor.

      IOC#3: Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Large Value, Mid Cap Value, Small Value, Asset Allocation, High Yield and Money Market.

      IOC#4: Messrs. Nelson, Simpson and Woolworth are responsible for reviewing funds in the following asset categories: Large/Multi-Cap Blend, Mid Cap Growth, Small Growth, Asset Allocation, Specialty Equity and Taxable Fixed Income.

                                       j

SHARE OWNERSHIP

The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004 (i) in the Fund and (ii) in the funds in the Fund Complex.

                                                                   Aggregate Dollar Range
                                                                of Equity Securities Owned in
                                       Dollar Range of Equity             All Funds
                                       Securities Owned in the     Overseen by Trustee in
     Name of Trustee                           Fund                     Fund Complex
     ---------------                           ----                     ------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                               [ ]                    Over $100,000
Janet Langford Kelly                            [ ]                    Over $100,000
Richard W. Lowry                                [ ]                    Over $100,000
Charles R. Nelson                               [ ]                    Over $100,000
John J. Neuhauser                               [ ]                    Over $100,000
Patrick J. Simpson                              [ ]                    Over $100,000
Thomas E. Stitzel                               [ ]                    Over $100,000
Thomas C. Theobald                              [ ]                    Over $100,000
Anne-Lee Verville                               [ ]                    Over $100,000
Richard L. Woolworth                            [ ]                    Over $100,000

INTERESTED TRUSTEES
William E. Mayer                                [ ]                   $50,001-$100,000

                                       k

OWNERSHIP OF THE FUND

As of record on ________, 2005, the officers and Trustees of the Trusts as a group owned less than 1% of the then outstanding shares of each of Class A, Class B, Class C and Class Z shares of the Fund.

As of record on _________, 2005, the following shareholders of record owned 5% or more of one or more of each class of the Fund's then outstanding shares:

Class A Shares


Merrill Lynch Pierce Fenner & Smith                            [10.25%]
For the Sole Benefit of its Customers
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL  32246-6484

Charles Schwab & Co Inc Cust                                    [9.63%]
101 Montgomery Street
San Francisco, CA  94104-4122

Class B Shares


Merrill Lynch Pierce Fenner & Smith                             [6.35%]
For the Sole Benefit of its Customers
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL  32246-6484

Class C Shares


Merrill Lynch Pierce Fenner & Smith                            [15.13%]
For the Sole Benefit of its Customers
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL  32246-6484

Class Z Shares


Fleet National Bank                                             [5.91%]
FBO Columbia Omnibus C/C
PO Box 92800
Rochester, NY  14692-8900

                                       l

SALES CHARGES  (dollars in thousands)

                                                                                      Class A Shares
                                                                                   Year ended August 31,
                                                                                   ---------------------
                                                                  2005              2004          2003
                                                                  ----              ----          ----
Aggregate initial sales charges on Fund share sales                                  $463          $141
Initial sales charges retained by CMD                                                  61            16
Aggregate contingent deferred sales charge (CDSC) on Fund
  redemptions retained by CMD                                                          (b)            1

                                                                                      Class B Shares
                                                                                   Year ended August 31,
                                                                                   ---------------------
                                                                  2005              2004         2003
                                                                  ----              ----         ----
Aggregate CDSC on Fund redemptions retained by CMD                                    $44          $13

                                                                                     Class C Shares
                                                                                   Year ended August 31,
                                                                                   ---------------------
                                                                  2005              2004          2003
                                                                  ----              ----          ----
Aggregate CDSC on Fund redemptions retained by CMD                                    $18            $2

                                                                                        Class Z Shares
                                                                                 --------------------------
                                                                   Year ended    Year ended    Period ended
                                                                   August 31,    August 31,     August 31,
                                                                     2005          2004          2003(a)
                                                                     ----          ----          -------
Contingent redemption fees charged on Fund share
redemptions retained by the Fund                                                     $7              $6

(a) Effective February 10, 2003, the Fund began imposing a 2% redemption fee to shareholders of Class Z shares who redeem shares held for 60 days or less. The amounts shown are for the period February 10, 2003 to August 31, 2003.

(b) Rounds to less than one.

12b-1 PLAN, CDSCS AND CONVERSION OF SHARES

The Fund offers four classes of shares--Class A, Class B, Class C and Class Z. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) for the Fund pursuant to Rule 12b-1 under the 1940 Act for each class except for Class Z shares. Under the Fund's Plan, the Fund pays CMD monthly a service fee at an annual rate of 0.25% of the Fund's net assets attributed to Class A, B and C shares. The Fund also pays CMD monthly a distribution fee at an annual rate of 0.75% of the average daily net assets attributed to its Class B and Class C shares. CMD may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CMD's expenses, CMD may realize a profit from the fees. The Plan authorizes any other payments by the Fund to CMD and its affiliates (including the Administrator and the Advisor) to the extent that such payments might be construed to be indirectly financing the distribution of the Fund's shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of the Fund's assets, resulting in a more advantageous expense ratio and increased investment flexibility that could benefit each class of the Fund's shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares.

                                       m

The continuance of the Plan will only be effective if the selection and nomination of the Trustees of the Trust who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges. Class B shares are offered at net asset value subject to a CDSC if redeemed within a certain number of years after purchase depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs and initial sales charges are described in the Prospectus for the Fund's Class A, B and C shares.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares, having an equal value, which are not subject to a distribution fee. See the Prospectus for a description of the different programs.

SALES-RELATED EXPENSES (dollars in thousands) of CMD relating to Class A, B, and C shares of the Fund were:

                                                                              Year ended August 31, 2005
                                                                              --------------------------
                                                                 Class A Shares     Class B Shares    Class C Shares
                                                                 --------------     --------------    --------------
Fees to FSFs                                                         [$144]             [$277]            [$97]
Cost of sales material relating to the Fund                            [13]               [11]              [9]
   (including printing and mailing expenses)
Allocated travel, entertainment and other                              [51]               [41]             [35]
   promotional expenses (including advertising)

                                       n

CUSTODIAN OF THE FUND

State Street Bank and Trust Company, located at 2 Avenue De Lafayette, Boston, MA 02111-2900, is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE FUND

PricewaterhouseCoopers LLP, located at 125 High Street, Boston, MA 02110-2624, is the independent registered public accounting firm for the Fund, providing audit and tax return review services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the reports of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing for the Fund for the years ended August 31, 2005 and 2004 . For the years ended August 31, 2003 and prior, Ernst & Young LLP, located at 200 Clarendon Street, Boston, Massachusetts 02116-5072, served as the Fund's independent registered public accounting firm. The financial statements for the Fund incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the reports of Ernst & Young LLP for the fiscal years ended August 31, 2003, 2002, 2001 and 2000 given on the authority of said firm as experts in accounting and auditing.

                                       o

                      STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include the series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Columbia Funds Trust VIII, Columbia Funds Series Trust I (formerly named Columbia Funds Trust IX) and Columbia Funds Trust XI (each a Trust and together, the Trusts, also known as Fund Complex). In certain cases, the discussion applies to some, but not all, of the Funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING

In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.

SHORT SALES

A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

LOWER-RATED DEBT SECURITIES

Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the Fund's achievement of its investment goal; and

4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

COMMON STOCK, PREFERRED STOCK AND WARRANTS

Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the company's capital stock at a set price for a specified period of time.

FOREIGN SECURITIES

The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a sub-custodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

The Fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

EXCHANGE-TRADED FUNDS ("ETFS"). The Fund may invest in ETFs up to the maximum amount allowable under the 1940 Act. ETFs are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international.

ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.

The Fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders of the Fund may also indirectly bear similar expenses of an ETF.

ZERO COUPON SECURITIES (ZEROS)

The Fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)

The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSIT are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by a business to finance short-term needs (including promissory notes with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement in which the Fund would be allowed to invest directly.

CERTIFICATES OF DEPOSIT are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. TIME DEPOSITS are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central

Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund.

BANK OBLIGATIONS include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part 1 of this SAI. For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a Fund's assets that may be invested in STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component is usually volatile in response to changes in interest rates.

In U.S. TREASURY ROLLS, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

COMMERCIAL PAPER is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

STRIPPED OBLIGATIONS

To the extent consistent with their investment objective, Funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the Funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Funds' Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

MUNICIPAL SECURITIES

Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this SAI and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, each

Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

PRIVATE ACTIVITY BONDS

The Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

MUNICIPAL LEASE OBLIGATIONS

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

SECURITIES LOANS

The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

INTERFUND BORROWING AND LENDING

The Fund may lend money to and borrow money from other affiliated registered open-end investment companies. The Fund may borrow through the program when the Advisor believes borrowing is appropriate and the costs are equal to or lower than the costs of bank loans. When borrowing money, the Fund is subject to the risk that the securities the Fund acquires with the borrowed money or would otherwise have sold will decline in value. When lending money, the Fund is subject to the risk that the borrower will be unwilling or unable to make timely payments of interest or principal.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)

The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Fund from the transaction.

REITS

The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy.

ASSET-BACKED SECURITIES

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively lengthen the expected maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

CUSTODY RECEIPTS AND TRUST CERTIFICATES. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly "disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

LINE OF CREDIT

The Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goal and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian..

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities;

three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

MUNICIPAL BOND INDEX FUTURES CONTRACTS. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

OPTIONS ON FUTURES CONTRACTS. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The Funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

OPTIONS ON FOREIGN STOCK INDICES. The Funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

SWAP AGREEMENTS (SWAPS, CAPS, COLLARS AND FLOORS)

The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

EQUITY SWAPS

The Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

RISK FACTORS IN EQUITY SWAP TRANSACTIONS. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the portfolio managers do not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. See "Taxes" for information on tax risks associated with equity swaps.

FOREIGN CURRENCY TRANSACTIONS

The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

PARTICIPATION INTERESTS

The Fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

VARIABLE AND FLOATING RATE OBLIGATIONS

Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

If a variable or floating rate instrument is not rated, the Fund's Advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

CURRENCY SWAPS. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

GUARANTEED INVESTMENT CONTRACTS

Pursuant to guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.

The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.

BANK INVESTMENT CONTRACTS

Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the Funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

LOAN PARTICIPATIONS

Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

STRUCTURED INVESTMENTS

Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.

Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.

YANKEE OBLIGATIONS

Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

AMERICAN, EUROPEAN, CONTINENTAL AND GLOBAL DEPOSITARY RECEIPTS

American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

TEMPORARY CASH BALANCES

The Funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.

TAXES

In this section, all discussions of taxation at the shareholder and fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

FEDERAL TAXES. Although it may be one of several series in a single trust, the Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (Code). The Fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets.

To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer, other than U.S. government securities or other regulated investment companies; or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (c) distribute with respect to each year at least 90% of its taxable net investment income, its tax-exempt interest income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation , provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do not apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of
(c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. As a regulated investment company that is accorded special tax treatment, the Fund will not be subject to any federal income taxes on its net investment income and net realized capital gains that it distributes to shareholders on the form of dividends and in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" accorded special tax treatment in any taxable year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions (including any distributions of net tax-exempt income and net long-term capital gains) would generally be taxable as ordinary income to the shareholders, except to the extent they were treated as "qualified dividend income," as described below. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the federal corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends may be, however, includable in adjusted current earnings for purposes of computing corporate federal AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces tax basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.

FUND DISTRIBUTIONS. Distributions from the Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) will generally be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning on or before December 31, 2008.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price of the shareholder paid). Distributions are taxable whether received in cash or in Fund shares.

QUALIFIED DIVIDEND INCOME. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. With respect to a Fund investing in bonds, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

In general, distributions of investment income properly designated by the Fund as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt Fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder (but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes). The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

Income from certain "private activity bonds" issued after August 7, 1986, is treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time Fund shares are held by the shareholder.

A tax-exempt Fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the Fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users, as further defined in the Code. Income derived from the Fund's investments other than tax-exempt instruments may give rise to taxable income. The Fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of Fund shares to the extent of tax-exempt dividends paid during that period. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Under Treasury regulations, if on a disposition of Fund shares a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder will likely have to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. You are advised to consult with your tax advisor.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to backup withholding for taxpayers who fail to furnish a correct taxpayer identification number, who have under-reported dividend or interest income, or who fail to certify to the Fund that the shareholder is a United States person and is not subject to the withholding. This number and certification may be provided by either a Form W-9 or the accompanying application. In certain instances, CMS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This may produce a difference between the Fund's book income and its taxable income possibly accelerating distributions or converting distributions of book income and gains to returns of capital for book purposes.

If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal income tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund." A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

NON-U.S. SHAREHOLDERS. In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the recent legislation, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S.

person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Recent legislation modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the legislation, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning on September 1, 2005) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES (THIS SECTION IS APPLICABLE ONLY TO THE COLUMBIA TAX-MANAGED GROWTH FUND)

FEDERAL GIFT TAXES. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.

Under the Columbia Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceed $11,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.

Under the Columbia Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.

No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), including taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount, which is $1,000,000 for gifts made after December 31, 2001, and before January 1, 2010.

Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's Federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.

The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $22,000.

The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

GENERATION-SKIPPING TRANSFER TAXES

If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Columbia Advantage Plan and does not exceed the available annual exclusion amount. An exemption (the "GST exemption"), equal to $1.5 million in 2005, is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate (47% for gifts made in 2005) on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.

INCOME TAXES

The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Columbia Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.

Under the Columbia Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.

If the donor selects the Columbia Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 35%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 15%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.

When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

CONSULTATION WITH QUALIFIED ADVISOR

Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.

MANAGEMENT OF THE FUNDS The Advisor provides administrative and management services to the Funds. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. (NPMI), merged into Columbia Management Advisors, Inc. Each of the four merging companies was a registered investment advisor and advised various Funds in the Fund Complex. The Advisor, located at 100 Federal Street, Boston, Massachusetts 02110, is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. The Advisor has been an investment advisor since 1969.

In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. (NFMI), a subsidiary of NPMI and a registered investment advisor that advised several Funds in the Fund Complex, merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the Advisor to the Funds previously advised by NFMI.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 49)        Trustee       1996       Executive Vice President -         101        Nash Finch Company (food
P.O. Box 66100                                             Strategy of United Airlines                         distributor)
Chicago, IL 60666                                          (airline) since December,
                                                           2002 (formerly President of
                                                           UAL Loyalty Services
                                                           (airline) from September,
                                                           2001 to December, 2002;
                                                           Executive Vice President
                                                           and Chief Financial Officer
                                                           of United Airlines from
                                                           July, 1999 to September,
                                                           2001; Senior Vice
                                                           President-Finance from
                                                           March, 1993 to July, 1999).

Janet Langford Kelly (Age 47)     Trustee       1996       Partner, Zelle, Hofmann,           101                    None
9534 W. Gull Lake Drive                                    Voelbel, Mason & Gette LLP
Richland, MI 49083-8530                                    (law firm) since March,
                                                           2005; Adjunct Professor of
                                                           Law, Northwestern
                                                           University, since
                                                           September, 2004 (formerly
                                                           Chief Administrative
                                                           Officer and Senior Vice
                                                           President, Kmart Holding
                                                           Corporation (consumer
                                                           goods), from September,
                                                           2003 to March, 2004;
                                                           Executive Vice
                                                           President-Corporate
                                                           Development and
                                                           Administration, General
                                                           Counsel and Secretary,
                                                           Kellogg Company (food
                                                           manufacturer), from
                                                           September, 1999 to August,
                                                           2003; Senior Vice
                                                           President, Secretary and
                                                           General Counsel, Sara Lee
                                                           Corporation (branded,
                                                           packaged, consumer-products
                                                           manufacturer) from January,
                                                           1995 to September, 1999).

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Richard W. Lowry (Age 69)         Trustee       1995       Private Investor since            103(3)                  None
10701 Charleston Drive                                     August, 1987 (formerly
Vero Beach, FL 32963                                       Chairman and Chief
                                                           Executive Officer, U.S.
                                                           Plywood Corporation
                                                           (building products
                                                           manufacturer)).

Charles R. Nelson (Age 62)        Trustee       1981       Professor of Economics,           101                     None
Department of Economics                                    University of Washington,
University of Washington                                   since January, 1976; Ford
Seattle, WA 98195                                          and Louisa Van Voorhis
                                                           Professor of Political
                                                           Economy, University of
                                                           Washington, since
                                                           September, 1993 (formerly
                                                           Director, Institute for
                                                           Economic Research,
                                                           University of Washington
                                                           from September, 2001 to
                                                           June, 2003); Adjunct
                                                           Professor of Statistics,
                                                           University of Washington,
                                                           since September, 1980;
                                                           Associate Editor, Journal
                                                           of Money Credit and
                                                           Banking, since September,
                                                           1993; consultant on
                                                           econometric and statistical
                                                           matters.

John J. Neuhauser (Age 62)        Trustee       1985       Academic Vice President and       103(3)        Saucony, Inc. (athletic
84 College Road                                            Dean of Faculties since                                footwear)
Chestnut Hill, MA 02467-3838                               August, 1999, Boston
                                                           College (formerly Dean,
                                                           Boston College School of
                                                           Management from September,
                                                           1977 to August, 1999).

Patrick J. Simpson (Age 61)       Trustee       2000       Partner, Perkins Coie             101                     None
1120 N.W. Couch Street                                     L.L.P. (law firm).
Tenth Floor
Portland, OR 97209-4128

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas E. Stitzel (Age 69)        Trustee       1998       Business Consultant since          101                    None
2208 Tawny Woods Place                                     1999 (formerly Professor of
Boise, ID 83706                                            Finance from 1975 to 1999,
                                                           College of Business, Boise
                                                           State University);
                                                           Chartered Financial
                                                           Analyst.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 68)       Trustee       1996       Partner and Senior Advisor,        101            Anixter International
8 Sound Shore Drive,                and                    Chicago Growth Partners                             (network support
Suite 285                        Chairman                  (private equity investing)                       equipment distributor);
Greenwich, CT 06830               of the                   since September, 2004                              Ventas, Inc. (real
                                   Board                   (formerly Managing                                  estate investment
                                                           Director, William Blair                            trust); Jones Lang
                                                           Capital Partners (private                         LaSalle (real estate
                                                           equity investing) from                          management services) and
                                                           September, 1994 to                                Ambac Financial Group
                                                           September, 2004).                                  (financial guaranty
                                                                                                                  insurance)

Anne-Lee Verville (Age 59)        Trustee       1998       Retired since 1997                 101          Chairman of the Board of
359 Stickney Hill Road                                     (formerly General Manager,                      Directors, Enesco Group,
Hopkinton, NH 03229                                        Global Education Industry,                      Inc. (designer, importer
                                                           IBM Corporation (computer                          and distributor of
                                                           and technology) from 1994                             giftware and
                                                           to 1997).                                             collectibles)

Richard L. Woolworth (Age 64)     Trustee       1991       Retired since December 2003        101            Northwest Natural Gas
100 S.W. Market Street                                     (formerly Chairman and                          Co. (natural gas service
#1500                                                      Chief Executive Officer,                                provider)
Portland, OR 97207                                         The Regence Group (regional
                                                           health insurer); Chairman
                                                           and Chief Executive
                                                           Officer, BlueCross
                                                           BlueShield of Oregon;
                                                           Certified Public
                                                           Accountant, Arthur Young &
                                                           Company)

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
INTERESTED TRUSTEE
William E. Mayer(2) (Age 65)      Trustee       1994       Partner, Park Avenue Equity       103(3)         Lee Enterprises (print
399 Park Avenue                                            Partners (private equity)                        media), WR Hambrecht +
Suite 3204                                                 since February, 1999                             Co. (financial service
New York, NY 10022                                         (formerly Partner,                                 provider); Reader's
                                                           Development Capital LLC                           Digest (publishing);
                                                           from November, 1996 to                             OPENFIELD Solutions
                                                           February, 1999).                                    (retail industry
                                                                                                             technology provider)

(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

                                              Year First
                                              Elected or
                                  Position     Appointed                            Principal Occupation(s)
     Name, Address and Age       with Funds    to Office                             During Past Five Years
------------------------------   ----------   ----------   -------------------------------------------------------------------------
OFFICERS
Christopher L. Wilson (Age 48)    President      2004      Head of Mutual Funds since August, 2004 and Senior Vice President of the
One Financial Center                                       Advisor since January, 2005; President of the Columbia Funds, Liberty
Boston, MA 02111                                           Funds and Stein Roe Funds since October, 2004; President and Chief
                                                           Executive Officer of the Nations Funds since January, 2005; President of the Galaxy Funds since April 2005; Director of Bank of America Global
                                                           Liquidity Funds, plc since May 2005; Director of Banc of America Capital
                                                           Management (Ireland), Limited since May 2005; Senior Vice President of
                                                           BACAP Distributors LLC since January, 2005; Director of FIM Funding, Inc.
                                                           since January, 2005; Senior Vice President of Columbia Management
                                                           Distributors, Inc. since January, 2005; Director of Columbia Management
                                                           Services, Inc. since January, 2005 (formerly President and Chief
                                                           Executive Officer, CDC IXIS Asset Management Services, Inc. from
                                                           September, 1998 to August, 2004).

J. Kevin Connaughton (Age 40)     Treasurer      2000      Treasurer of the Columbia Funds since October, 2003 and of the Liberty
One Financial Center                                       Funds, Stein Roe Funds and All-Star Funds since December, 2000; Vice
Boston, MA 02111                                           President of the Advisor since April, 2003 (formerly President of the
                                                           Columbia Funds, Liberty Funds and Stein Roe Funds from February, 2004 to
                                                           October, 2004; Chief Accounting Officer and Controller of the Liberty
                                                           Funds and All-Star Funds from February, 1998 to October, 2000); Treasurer of the Galaxy Funds since September, 2002 (formerly Treasurer from
                                                           December, 2002 to December, 2004 and President from February, 2004 to
                                                           December, 2004 of the Columbia Management Multi-Strategy Hedge Fund, LLC;
                                                           Vice President of Colonial Management Associates, Inc. from February,
                                                           1998 to October, 2000).

Mary Joan Hoene (Age 55)           Senior        2004      Senior Vice President and Chief Compliance Officer of the Columbia Funds,
100 Federal Street                  Vice                   Liberty Funds, Stein Roe Funds and All-Star Funds since August, 2004;
Boston, MA 02110                  President                Chief Compliance Officer of the Columbia Management Multi-Strategy Hedge
                                  and Chief                Fund, LLC since August, 2004; Chief Compliance Officer of the BACAP
                                 Compliance                Alternative Multi-Strategy Hedge Fund LLC since October, 2004 (formerly
                                   Officer                 Partner, Carter, Ledyard & Milburn LLP from January, 2001 to August,
                                                           2004; Counsel, Carter, Ledyard & Milburn LLP from November, 1999 to
                                                           December, 2000; Vice President and Counsel, Equitable Life Assurance
                                                           Society of the United States from April, 1998 to November, 1999).

Michael G. Clarke (Age 35)          Chief        2004      Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein Roe
One Financial Center             Accounting                Funds and All-Star Funds since October, 2004 (formerly Controller of the
Boston, MA 02111                   Officer                 Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds from
                                                           May, 2004 to October, 2004; Assistant Treasurer from June, 2002 to May,
                                                           2004; Vice

                                                           President, Product Strategy & Development of the Liberty Funds and Stein
                                                           Roe Funds from February, 2001 to June, 2002; Assistant Treasurer of the
                                                           Liberty Funds, Stein Roe Funds and the All-Star Funds from August, 1999 to February, 2001; Audit Manager, Deloitte & Toche LLP from May, 1997 to
                                                           August, 1999).

Jeffrey R. Coleman (Age 35)      Controller      2004      Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                       All-Star Funds since October, 2004 (formerly Vice President of CDC IXIS
Boston, MA 02111                                           Asset Management Services, Inc. and Deputy Treasurer of the CDC Nvest
                                                           Funds and Loomis Sayles Funds from February, 2003 to September, 2004;
                                                           Assistant Vice President of CDC IXIS Asset Management Services, Inc. and
                                                           Assistant Treasurer of the CDC Nvest Funds from August, 2000 to February,
                                                           2003; Tax Manager of PFPC, Inc. from November, 1996 to August, 2000).

R. Scott Henderson (Age 45)       Secretary      2004      Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds since
One Financial Center                                       December, 2004 (formerly Of Counsel, Bingham McCutchen from April, 2001
Boston, MA 02111                                           to September, 2004; Executive Director and General Counsel, Massachusetts
                                                           Pension Reserves Investment Management Board from September, 1997 to
                                                           March, 2001).

Trustee Positions

As of December 31, 2004, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity.

General

Messrs. Lowry, Mayer and Neuhauser are also trustees/directors of the Liberty All-Star Funds.

The Trustees serve as trustees of 101 registered investment companies managed by the Advisor for which each Trustee receives a retainer at the annual rate of $45,000 and an attendance fee of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December, 2003, Mr. Theobald began serving as the Chairman of the Board. As the independent chairman of the board, Mr. Theobald receives a supplemental retainer at the annual rate of of $100,000; the chair of the Audit Committee receives a supplemental retainer at the annual rate of $10,000; the chair of each other committee receives a supplemental retainer at the annual rate of $5,000. Members of each committee, except the Audit Committee, receive $1,500 for each committee meeting. Each Audit Committee member receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 133 open-end and 10 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

MANAGEMENT AGREEMENT

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. Columbia Management Distributors, Inc. (formerly named Columbia Funds Distributor, Inc.) pays the cost of printing and distributing all other Prospectuses.

ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO CERTAIN FUNDS AND THEIR RESPECTIVE TRUSTS. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION REGARDING YOUR FUND).

Under an Administration Agreement, the Advisor, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

          (a)  providing office space, equipment and clerical personnel;

          (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund;

          (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

          (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

          (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

          (f)  maintaining certain books and records of each Fund.

With respect to Columbia Money Market Fund (formerly named Liberty Money Market
Fund) and Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund), the Administration Agreement for these Funds provides that the Advisor will monitor compliance by the Fund with Rule 2a-7 under the 1940 Act and report to the Trustees from time to time with respect thereto. The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

TRUST SERVICES AGREEMENT

Pursuant to a Trust Services Agreement, CMS provides the Columbia Tax-Managed Growth Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. CMS's fee is described in the Prospectuses of the Columbia Tax-Managed Growth Fund.

THE PRICING AND BOOKKEEPING AGREEMENT

The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement. SEE "FUND CHARGES AND EXPENSES" IN
PART 1 OF THIS SAI FOR INFORMATION ON THESE FEES.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the Funds. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The Funds and clients advised by the Advisor or the Funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.

POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Advisor believes are faced by investment professionals at most major financial firms. The Advisor and the Trustees of the Columbia Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

          - The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

          - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

          - The trading of other accounts could be used to benefit higher-fee accounts (front- running).

          - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

"Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Advisor and the Funds' Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Columbia-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

The Advisor or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

A Fund's portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at the Advisor, including each Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Advisor and each Fund, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of each Fund.

BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute securities transactions for a Fund.

The Advisor places the transactions of the Funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the Funds' transactions where the Funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by Funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a Fund.

The Advisor may use the services of affiliated broker-dealers, when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

PRINCIPAL UNDERWRITER

CMD is the principal underwriter of the Trust's shares. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT

CMS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CMS is based on number of accounts plus reimbursement for certain out-of-pocket expenses. SEE

"FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY CMS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CMS or generally by 6 months' notice by CMS to the Fund. The agreement limits the liability of CMS to the Fund for loss or damage incurred by the Fund to situations involving a failure of CMS to use reasonable care or to act in good faith and without negligence in performing its duties under the agreement. The Fund will indemnify CMS from, among other things, any and all claims, actions, suits, losses, costs, damages, and expenses incurred by it in connection with its acceptance of this Agreement, provided that: (i) to the extent such claims, actions, suits, losses, costs, damages, or expenses relate solely to a particular series or group of series of shares, such indemnification shall be only out of the assets of that series or group of series; (ii) this indemnification shall not apply to actions or omissions constituting negligence or misconduct of CMS or its agents or contractors, including but not limited to willful misfeasance, bad faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under this Agreement; and (iii) CMS shall give a Fund prompt notice and reasonable opportunity to defend against any such claim or action in its own name or in the name of CMS.

CODE OF ETHICS

The Funds, the Advisor, and CMD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

ANTI-MONEY LAUNDERING COMPLIANCE

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account, halting all shareholder activity with respect to such account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

PROXY VOTING POLICIES AND FUND PROXY VOTING RECORD

The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

The Advisor's proxy voting guidelines and procedures are included in this SAI as Appendix II. In accordance with SEC regulations, the fund's proxy voting record for the last twelve-month period ended June 30 has been filed with the SEC. You may obtain a copy of the fund's proxy voting record (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Columbia Funds have adopted policies with respect to the disclosure of the Funds' portfolio holdings by the Funds, Columbia Management, or their affiliates. These policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Funds' website at www.columbiafunds.com, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Fund's policies are described below. The Trustees shall be updated as needed regarding the Fund's compliance with the policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Columbia Management and its affiliates. The Fund's policies prohibit Columbia Management and the Fund's other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund's shares, third-party service providers, rating and ranking organizations and affiliated persons of the Fund.

PUBLIC DISCLOSURES. The Fund's portfolio holdings are currently disclosed to the public through required filings with the SEC and, for equity and fixed income funds, on the Fund's website at www.columbiafunds.com. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund's fiscal year). Shareholders may obtain the Fund's Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Fund's Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

The equity and fixed income Columbia Funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:

                                                            FREQUENCY OF
   TYPE OF FUND              INFORMATION PROVIDED            DISCLOSURE            DATE OF WEB POSTING
------------------   ------------------------------------   ------------   ----------------------------------
   Equity Funds      Full portfolio holdings information.      Monthly      30 calendar days after month-end.
Fixed Income Funds   Full portfolio holdings information.     Quarterly    60 calendar days after quarter-end

The scope of the information provided relating to the Fund's portfolio that is made available on the website may change from time to time without prior notice.

For Columbia's money market funds, a complete list of a Fund's portfolio holdings shall be publicly available on a monthly basis on the fifth business date after month-end. Shareholders may request such information by writing or calling the Fund's distributor, Columbia Management Distributors, Inc. at the address listed on the cover of this SAI.

A Fund, Columbia Management or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

OTHER DISCLOSURES. The Fund's policies provide that non-public disclosures of the Fund's portfolio holdings may be made if (1) the Fund has a legitimate business purpose for making such disclosure, (2) the Fund's chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.

The Fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to Columbia Management and its affiliates, these service providers include the Fund's custodian and sub-custodians, the Fund's independent registered public accounting firm, legal counsel, financial printers(R.R. Donnelly & Sons and Bowne & Co., Inc.), the Fund's proxy voting service provider (Alamo Direct Mail Services, Inc.), the Fund's proxy solicitor (Georgeson Shareholder Communications Inc.), rating agencies that maintain ratings on certain Columbia Funds (Fitch, Inc.) and service providers that support Columbia Management's trading systems (InvestorTool, Inc. and Thomson Financial).These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. The Fund may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Certain clients of the Fund's investment adviser(s) may follow a strategy similar to that of the Fund, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Fund.

DETERMINATION OF NET ASSET VALUE

Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the official closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value following procedures approved by the Trust's Board of Trustees.

(The following two paragraphs are applicable only to Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund) and Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund))

Trading in securities on stock exchanges and over-the-counter markets in foreign securities markets is normally completed well before the close of the business day in New York. Trading on foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

AMORTIZED COST FOR MONEY MARKET FUNDS (SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "INFORMATION CONCERNING THE FUND" IN PART 1 OF THE SAI OF COLUMBIA MONEY MARKET FUND (FORMERLY NAMED LIBERTY MONEY MARKET FUND) AND COLUMBIA MUNICIPAL MONEY MARKET FUND (FORMERLY NAMED LIBERTY MUNICIPAL MONEY MARKET
FUND))

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Under the amortized cost method a security is initially valued at cost and thereafter any discount or premium from maturity value is amortized ratably to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. If a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Columbia Money Market Fund (formerly named Liberty Money Market Fund) or the Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund) for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund may accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CMS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Investors should understand that, since the offering price of the Fund's shares is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge paid as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CMD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CMD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CMD may from time to time reallow additional amounts to all or certain FSFs. CMD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CMD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars. Travelers checks, gift checks, credit card convenience checks, credit cards, cash and ban counter (starter checks) are not accepted.

CMS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CMS, provided the new FSF has a sales agreement with CMD.

Shares credited to an account are transferable upon written instructions in good order to CMS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you may send the certificates to CMS for deposit to your account.

In addition to the commissions specified in a Fund's prospectus and this SAI, CMD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that CMD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CMD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, CMD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.

In addition, CMD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.

CMD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:

1st Global Capital Corp
401 Company
ABN AMRO Trust Services
ADP Retirement Services
Advest
AEGON/Transamerica
AG Edwards
American Century Services
American Express
AMG
AON Consulting
AST Trust Company
Banc of America Investment Services
BancOne
Bear Stearns
Benefit Plan Administrators
Bidwell & Company
BNY Clearing
C N A Trust
Charles Schwab
CIBC Oppenheimer
Citigroup Global Markets
CitiStreet Associates LLC
City National Bank
City of Milwaukee
Columbia Trust Company
Commonwealth Financial
Compensation & Capital
CPI Qualified Plan Consultants
Daily Access Concepts
Davenport & Company
Delaware Investments
Digital Retirement Solutions
Discover Brokerage
Dreyfus/Mellon
Edgewood Services
Edward Jones

E-Trade,
ExpertPlan
FAS Liberty Life Spectrum
Ferris Baker Watts
Fidelity
Financial Data Services
Franklin Templeton
Freeman Welwood
Gem Group
Great West Life
Hewitt Associates LLC
Huntington Bank
ING
Intermountain Health Care
Investmart, Inc.
Investment Manager Services (IMS)
Janney Montgomery Scott
JJB Hilliard Lyons
JP Morgan/American Century
Kenney Investments
Kirkpatrick Pettis Smith Polian Inc
Legg Mason Wood Walker
Liberty Life
Lincoln Financial
Lincoln Life
Linsco Private Ledger
M & T Securities
Marquette Trust Company
Mass Mutual Life
Matrix Settlement & Clearance Services (MSCS)
McDonald Investments
Merrill Lynch
MetLife
MFS
Mfund Trax
MidAtlantic Capital
Milliman USA
Morgan Keegan
Morgan Stanley Dean Witter
PFPC
Nationwide Investment Services
Neuberger Berman Mgmt
NFP Securities
NSD -NetStock Sharebuilder
NYLife Distributors
Optimum Investment Advisors
Orbitex
Pershing LLC
Phoenix Home Life
Piper Jaffray
PNC
PPI Employee Benefits
Private Bank & Trust
Prudential
Putnam Investments
Raymond James
RBC Dain Rausher
Robert W Baird
Royal Alliance
RSM McGladrey Inc.

Safeco
Scott & Stringfellow
Scudder Investments
Security Benefit
Segall Bryant Hamill
South Trust Securities
Southwest Securities
Standard Insurance
Stanton Group
State of NY Deferred Compensation Plan
Stephens, Inc.
Stifel Nicolaus & Co
Strong Capital
Sungard T Rowe Price
Trustar Retirement Services
Trustlynx/Datalynx
UBS Financial Services
USAA Investment Management
Vanguard
Wachovia
TD Waterhouse
Webster Investment Services
Wells Fargo
Wilmington Trust

PLEASE CONTACT YOUR FSF OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY
RECEIVE.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most Funds advised by the Advisor may be purchased through the Automatic Investment Plan. Electronic fund transfers for a fixed amount of at least $50 ($25 for IRA) are used to purchase a Fund's shares at the public offering price next determined after CMD receives the proceeds. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CMD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, D, T, G and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any fund distributed by CMD in which you have a current balance of at least $5,000 into the same class of shares of up to five other Funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Sales charges may apply if exchanging from a money market fund. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC or sales charges.

Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Management Services, Inc. (formerly named Columbia Funds Services, Inc.) (CMS) P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or financial advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CMD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" below for more information.

CLASS T SHAREHOLDER SERVICES PLAN. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the Trusts plan to enter into servicing agreements with institutions (including Bank of America Corporation and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each Fund other than the Columbia Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the Fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares;
(ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.

The payments under the servicing agreements entered into as of the date of this SAI are limited to an aggregate fee of not more than 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.15% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The Funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.

Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such Funds on any day do not exceed the income to be accrued to such Class T shares on that day.

The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the Funds. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Columbia's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.

TAX-SHELTERED RETIREMENT PLANS (Retirement Plans). CMD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Management prototype plans offered through CMD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CMD.

Participants in Retirement Plans not sponsored by CTC, not including Individual Retirement Accounts (IRAs), may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with CMS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CMS. The close out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any Fund distributed by CMD, or if the Retirement Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling CMS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification numbers available when calling.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CMS for more information at 1-800-345-6611.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHTS OF ACCUMULATION (Columbia Class A and Class T shares, Nations Class A shares and Galaxy Retail A shares only) (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase of Class A or Class T shares with prior purchases of other funds and classes distributed by CMD. The applicable sales charge is based on the combined total of:

1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all shares of funds for which CMD serves as distributor (Funds) held by the shareholder.

CMD must be promptly notified of each purchase with respect to which a shareholder is entitled to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CMS. A Fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A, Class E and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all fund shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund)). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CMS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement (provided the FSF returns to CMD the excess commission previously paid during the thirteen-month period). The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price.

If the amount of the Statement is not purchased, the shareholder shall remit to CMD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CMS will redeem escrowed Class A, E or T shares with a value equal to such difference. The additional FSF commission will be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CMS at 1-800-345-6611.

NET ASSET VALUE ELIGIBILITY GUIDELINES (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS).

1. Employees, brokers and various relationships that are allowed to buy at NAV. Class A shares of certain Funds may be sold at (NAV) to the following individuals, whether currently employed or retired: Employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries; Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CMD, or its successors and companies affiliated with the Advisor; Registered representatives and employees of Financial Service Firms (including their affiliates) that are parties to dealer agreements or other sales arrangements with CMD; Nations Funds' Trustees, Directors and employees of its investment sub-advisers; Broker/Dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes; employees or partners of any contractual service provider to the funds

     NAV eligibility for Class A purchase also applies to the families of the parties listed above and their beneficial accounts. Family members include: spouse, parent, stepparent, legal guardian, child, stepchild, father-in-law and mother-in-law.

     Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

     Registered broker/dealer firms that have entered into a Nations Funds dealer agreement with BACAP Distributors, LLC may buy Class A shares without paying a front-end sales charge for their investment account only.

     Banks, trust companies and thrift institutions, acting as fiduciaries.

2. Grandfathered investors. Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may purchase Class A shares of any Fund at NAV in those cases where a Columbia Fund Class Z share is not available.

     Shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at (NAV) will continue to be eligible for NAV purchases into those Nations Fund accounts opened through August 19, 2005.

     Galaxy Fund shareholders prior to December 1, 1995; and shareholders who
     (i) purchased Galaxy Fund Prime A shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.

     (For Class T shares only) Shareholders who (i) purchased Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

3. Reinstatement. Subject to the fund policy on trading of fund shares, an investor who has redeemed class A, B, C, D, G or T shares may, upon request, reinstate within 1 year a portion or all of the proceeds of such sales in shares of class A of any fund at the NAV next determined after Columbia Management Services, Inc. received a written reinstatement request and payment.

4. Retirement Plans. Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with CMD pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

5. Non-U.S. Investors. Certain pension, profit-sharing or other employee benefit plans offered to non-US investors may be eligible to purchase Class A shares with no sales charge.

6. Reorganizations. At the Fund's discretion, NAV eligibility may apply to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

7. Rights of Accumulation (ROA). The value of eligible accounts, regardless of class, maintained by you and you and your immediate family may be combined with the value of your current purchase to reach a sales discount level and to obtain the lower sales charge for your current purchase.

8. Letters of Intent (LOI). You may pay a lower sales charge when purchasing class A shares by signing a letter of intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the LOI within 13 months. If your LOI purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Class A, B, C, D, E, matured F, G and T shares) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act
     (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CMS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value at the time that the SWP is established. Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met. For redemptions in excess of 12% of the account's value at the time that the SWP is established, a CDSC will be charged on the SWP redemption. The 12% limit does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by CMD.

6. Qualified Retirement Plans. CDSCs may be waived on CMD shares sold by employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must be a participant in an alliance program th at has signed an agreement with Columbia Funds or CMD.

7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and
     (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

8. Return of Commission. CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

9. Non-U.S. Investors. CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

10. IRS Section 401 and 457. CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under
     Section 401 or 457 of the tax code.

11. Medical Payments. CDSCs may be waived on shares redeemed for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

12. Plans of Reorganization. At the Funds' discretion, CDSCs may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a fund is a party.

13. Charitable Giving Program. CDSCs may be waived on the sale of Class C or Class D shares sold by a non-profit organization qualified under Section 501(c)(3) of the tax code in connection with the Banc of America Capital Management Charitable Giving Program.

14. The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling or delay sending proceeds from your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction to CMS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CMS and many banks. Additional documentation may be required for sales by corporations, agents, fiduciaries, surviving joint owners, individual retirement account holders and other legal entities. Call CMS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, FSF's are responsible for furnishing all necessary documentation to CMS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN (SWP). The shareholder may establish a SWP. A specified dollar amount, share amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawalsof shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their share account may do so but may be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CMS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in "street name" must be made payable to the back office via the NSCC.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions by check and ACH are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, to a pre-existing bank account or furnishing a signature guaranteed request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CMS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address account and taxpayer identification numbers. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions apply to retirement plan accounts.

CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A and Z shares of certain Funds)

Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CMS will provide checks to be drawn on Mellon Trust of New England, N.A. (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks., However, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON-CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, a Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

INFORMATION APPLICABLE TO CLASS G AND CLASS T SHARES

The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the Funds are subject to a front-end sales charge. Investments in Class G shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.15% and 0.30%, respectively, of the Fund's average daily net assets attributable to its Class T shares. Class G shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.80% and 0.95%, respectively, of the Fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares. Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.

CLASS T SHARES. The public offering price for Class T shares of the Funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 to $25,000,000. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                                    REALLOWANCE TO
                                     REALLOWANCE TO DEALERS        DEALERS AS A % OF
                                    AS A % OF OFFERING PRICE        OFFERING PRICE
      AMOUNT OF TRANSACTION          PER SHARE - BOND FUNDS    PER SHARE - EQUITY FUNDS
      ---------------------         ------------------------   ------------------------
Less than $50,000                             4.25                       5.00
$50,000 but less than $100,000                3.75                       3.75
$100,000 but less than $250,000               2.75                       2.75
$250,000 but less than $500,000               2.00                       2.00
$500,000 but less than $1,000,000             1.75                       1.75
$1,000,000 and over                           0.00                       0.00

The appropriate reallowance to dealers will be paid by CMD to broker-dealer organizations which have entered into agreements with CMD. The reallowance to dealers may be changed from time to time.

Certain affiliates of the Advisor may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of Bank of America Corporation's affiliates.

INFORMATION APPLICABLE TO CERTAIN CLASS G SHARES RECEIVED BY FORMER GALAXY FUND RETAIL B SHAREHOLDERS IN CONNECTION WITH THE GALAXY/LIBERTY REORGANIZATION. The following table describes the CDSC schedul e applicable to Class G shares received by former Galaxy Fund Retail B shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 None

Class G shares received in exchange for Galaxy Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares seven years after purchase. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Asset Allocation Fund and/or International Equity Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.50
Through second year                   5.00
Through third year                    4.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Through the seventh year              None
Longer than seven years               None

If you acquired Retail B Shares in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class T shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

CLASS G SHARES PURCHASED AFTER THE GALAXY/LIBERTY REORGANIZATION. The public offering price for Class G shares of the Funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within seven years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from CMD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Columbia may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a Fund. See "Class T Shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to CMD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares. Class G shares of a Fund will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow CMD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.

Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - (i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a Fund, and subsequently acquires additional Class G shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the Fund, including those acquired through reinvestment, will convert to Class T shares of the Fund on the same date.

INFORMATION APPLICABLE TO CERTAIN CLASS B SHAREHOLDERS

Except for the following, Class B Share Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.

The following table describes the CDSC schedule applicable to Class B shares received by Galaxy Quality Plus Bond Fund shareholders in exchange for Prime B Shares in connection with the Galaxy/Liberty reorganization.

SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

     Automatic conversion to Class A shares occurs eight years after purchase.

     The Class B share discount program for purchases of $250,000 or more is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

INFORMATION APPLICABLE TO CERTAIN CLASS A SHAREHOLDERS:

     Except as set forth in the following paragraph, Class A share CDSCs are described in the Prospectuses:

     Class A shares received by former Galaxy High Quality Bond Fund shareholders in exchange for Prime A Shares in connection with the Galaxy/Liberty reorganization of that Fund are subject to a 1% CDSC upon redemption of such Class A shares if the Prime A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.

Shares of some Funds that pay daily dividends (include Funds) will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. Shares of some Funds that pay daily dividends (exclude Funds) Columbia will be earned starting with the day after that Fund receives payments for the shares. To determine whether a particular Fund is an include or exclude fund, customers can call 1-800-345-6611.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of certain other funds. The prospectus of each Fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange Consult CMS before requesting an exchange.

If you acquire Class A shares of an international fund by exchange from any other fund, you will not be permitted to exchange those shares into another fund for 30 calendar days, although you may redeem those shares at any time. An exchange order received prior to the expiration of the 30-day period will not be honored.

By calling CMS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CMS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CMS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CMS may require customary additional documentation. Prospectuses of the other Funds are available from the CMD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

Consult your FSF or CMS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund. Sales charges may apply for exchanges from money market funds.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Trust has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2005. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust's By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series. Shares of each Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

          Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

          Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

AAA bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

AA bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

BA bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Prime-1 Highest Quality
          Prime-2 Higher Quality
          Prime-3 High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these securities, and 'D' represents the lowest potential for recovery.

                                   APPENDIX II

                   COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA")
                      PROXY VOTING POLICIES AND PROCEDURES
                 ADOPTED JULY 1, 2003 AND REVISED MARCH 4, 2005

POLICY:

ALL PROXIES(1) REGARDING CLIENT SECURITIES FOR WHICH COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA") HAS ASSUMED AUTHORITY TO VOTE SHALL, UNLESS CMA DETERMINES IN ACCORDANCE WITH POLICIES STATED BELOW TO ABSTAIN FROM VOTING, BE VOTED IN A MANNER CONSIDERED BY CMA TO BE IN THE BEST INTEREST OF CMA'S CLIENTS, INCLUDING THE CMG FAMILY FUNDS(2) AND THEIR SHAREHOLDERS, WITHOUT REGARD TO ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES. THE BEST INTEREST OF CLIENTS IS DEFINED FOR THIS PURPOSE AS THE INTEREST OF ENHANCING OR PROTECTING THE ECONOMIC VALUE OF CLIENT ACCOUNTS, CONSIDERED AS A GROUP RATHER THAN INDIVIDUALLY, AS CMA DETERMINES IN ITS SOLE AND ABSOLUTE DISCRETION. IN THE EVENT A CLIENT BELIEVES THAT ITS OTHER INTERESTS REQUIRE A DIFFERENT VOTE, CMA SHALL VOTE AS THE CLIENT CLEARLY INSTRUCTS, PROVIDED CMA RECEIVES SUCH INSTRUCTIONS IN TIME TO ACT ACCORDINGLY.

CMA ENDEAVORS TO VOTE, IN ACCORDANCE WITH THIS POLICY, ALL PROXIES OF WHICH IT BECOMES AWARE, SUBJECT TO THE FOLLOWING EXCEPTIONS (UNLESS OTHERWISE AGREED) WHEN CMA EXPECTS TO ROUTINELY ABSTAIN FROM VOTING:

     1. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE THE SECURITY HAS BEEN LOANED FROM THE CLIENT'S ACCOUNT.

     2. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE CMA DEEMS THE COSTS TO THE CLIENT AND/OR THE ADMINISTRATIVE INCONVENIENCE OF VOTING THE SECURITY (E.G., SOME FOREIGN SECURITIES) OUTWEIGH THE BENEFIT OF DOING SO.

CMA SEEKS TO AVOID THE OCCURRENCE OF ACTUAL OR APPARENT MATERIAL CONFLICTS OF INTEREST IN THE PROXY VOTING PROCESS BY VOTING IN ACCORDANCE WITH PREDETERMINED VOTING GUIDELINES, AS STATED BELOW. FOR THOSE PROXY PROPOSALS THAT REQUIRE SPECIAL CONSIDERATION OR IN INSTANCES WHERE SPECIAL CIRCUMSTANCES MAY REQUIRE VARYING FROM THE PREDETERMINED GUIDELINES, THE CMG PROXY COMMITTEE WILL DETERMINE THE BEST INTEREST OF CMA'S CLIENTS AND VOTE ACCORDINGLY, WITHOUT CONSIDERATION OF ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES.

OVERVIEW:

CMA's policy is based upon its fiduciary obligation to act in its clients' best interest. Citing this obligation, the SEC has adopted rules pursuant to the Investment Advisers Act of 1940 and Investment Company Act of 1940 with respect to proxy voting.

PROCEDURE:

I. ACCOUNT POLICIES

Except as otherwise directed by the client, CMA shall vote as follows:

SEPARATELY MANAGED ACCOUNTS

CMA shall vote proxies on securities held in its separately managed accounts.

COLUMBIA TRUST COMPANY (CTC) TRUST POOLS

CMA shall vote proxies on securities held in the trust pools.

CMG FAMILY FUNDS/CMA FUND TRUST

CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

COLUMBIA PRIVATE PORTFOLIO

CMA shall vote proxies on securities held in its separately managed accounts.

ALTERNATIVE INVESTMENT GROUP

----------
(1) The term "proxy" as used herein refers to consents, elections and authorizations solicited by any party with respect to securities of any sort.

(2) A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

CMA's clients may invest in securities ("Alternative Investments") issued by alternative investment vehicles (i.e. hedge funds, private equity funds, and other alternative investment pools) that are structured as private limited partnerships ("LPs"), limited liability companies ("LLCs") or offshore corporations. Generally, CMA's Alternative Investment Group ("AIG") is the platform through which CMA provides advisory services relating to Alternative Investments.

The voting rights of Alternative Investments generally are rights of contract set forth in the limited liability company or limited partnership agreement, in the case of LLCs and LPs, or Memorandum and Articles of Association or By-laws, in the case of offshore corporations. Also, as privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, proxies are not solicited regarding Alternative Investment vehicles. Instead, consents may be solicited from members, limited partners or shareholders.

Because of the unique characteristics of Alternative Investments, CMA has a tailored process for voting Alternative Investment proxies and consents.

Process

AIG will vote all Alternative Investment proxies and consents in accordance with this Policy. The committee voting AIG proxies consists of AIG senior management, investment and operations professionals. Conflicts of interest are to be monitored and resolved as set forth in this Policy.

II. PROXY COMMITTEE

CMA shall establish a Proxy Committee whose standing members shall include the head of core equity, head of value, head of growth, head of income strategies, head of equity research and head of fixed income research. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf.

The Proxy Committee's functions shall include, in part,

          (a) direction of the vote on proposals where there has been a recommendation to the Committee, pursuant to Section IV.B, not to vote according to the predetermined Voting Guidelines stated in Section IV.A or on proposals which require special, individual consideration in accordance with Section IV.C;

          (b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

          (c) review at least annually of existing Voting Guidelines and need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

          (d) development and modification of Voting Procedures, as stated in
          Section V, as it deems appropriate or necessary.

The Proxy Committee shall establish a charter, which shall set forth the Committee's purpose, membership and operation. The Committee's charter shall be consistent, in all material respects, with this policy and procedure.

III. CONFLICTS OF INTEREST

With Other Bank of America Businesses

Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

Within CMA

Conflicts of interest may also arise from the business activities of CMA. For example, CMA might manage (or be seeking to manage) the assets of a benefit plan for an issuer. CMA may also be presented with an actual or apparent conflict of interest where proxies of securities issued by BAC or a CMG Family Fund, for which CMA serves as investment adviser, are to be voted for a client's account.

Management of Conflicts

CMA's policy is to always vote proxies in the best interest of its clients, as a whole, without regard to its own self-interest or that of its affiliates. BAC as well as CMA has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

          1. BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or (as in the case of BACAP associates) non-trust fiduciary responsibilities, including investment decision-making and proxy voting.

          2. In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.

          3. Within CMA, CMA's Code of Ethics affirmatively requires that associates of CMA act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's Clients.

          4. By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

               - To disclose to the chairperson of the Proxy Committee and the chairperson to the head of CMG Compliance any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA shall vote proxies. In the event the chairperson of the Proxy Committee has a conflict of interest regarding a given matter, he or she shall abstain from participating in the Committee's determination of whether and/or how to vote in the matter; and

               - To refrain from taking into consideration, in the decision as to whether or how CMA shall vote proxies:

                    - The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

                    - Any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of CMA or BAC.

Where a material conflict of interest is determined to have arisen in the proxy voting process that may not be adequately mitigated by voting in accordance with the predetermined Voting Guidelines, CMA's policy is to invoke one or more of the following conflict management procedures:

1. Convene the Proxy Committee for the purpose of voting the affected proxies in a manner that is free of the conflict.

2. Causing the proxies to be voted in accordance with the recommendations of a qualified, independent third party, which may include CMA's proxy voting agent.

3. In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

IV. VOTING GUIDELINES

A. THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING PROXIES:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

     - Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

          However, CMA generally will WITHHOLD votes from pertinent director nominees if:

               (i) the board as proposed to be constituted would have more than one-third of its members from management;

               (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);

               (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);

               (iv) a director serves on more than six public company boards;

               (v) the CEO serves on more than two public company boards other than the company's board.

          On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

     - Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.

     - Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

     - Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

          -    Established governance standards and guidelines.

          - Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.

          - Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

          - A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

          - Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

          - The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

     - Proposals that grant or restore shareholder ability to remove directors with or without cause.

     - Proposals to permit shareholders to elect directors to fill board vacancies.

     - Proposals that encourage directors to own a minimum amount of company stock.

     -    Proposals to provide or to restore shareholder appraisal rights.

     -    Proposals to adopt cumulative voting.

     -    Proposals for the company to adopt confidential voting.

CMA generally will vote AGAINST:

     - Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

     - Proposals that give management the ability to alter the size of the board without shareholder approval.

     - Proposals that provide directors may be removed only by supermajority vote.

     -    Proposals to eliminate cumulative voting.

     - Proposals which allow more than one vote per share in the election of directors.

     - Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

     - Proposals that mandate a minimum amount of company stock that directors must own.

     -    Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

     - Director and officer indemnification and liability protection. CMA is opposed to entirely eliminating directors' and officers' liability for monetary damages for violating the duty of care. CMA is also opposed to expanding coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. CMA supports proposals which provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he/she reasonably believed was in the best interests of the company, AND (ii) if the director's legal expenses would be covered.

     - Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

     - Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 10% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

     - Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

     -    Proposals asking a company to expense stock options.

     -    Proposals to put option repricings to a shareholder vote.

     - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

CMA generally will vote AGAINST:

     - Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.

     - Proposals to authorize the replacement or repricing of out-of-the money options.

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

     - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

          For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

     - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

     - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

     - Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

     - CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

     - CMA generally votes FOR shareholder proposals to eliminate a poison pill.

     - CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

     - CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.

Supermajority vote

     - CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

     - CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

     - Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

     - Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

          -    Credible reason exists to question:

               - The auditor's independence, as determined by applicable regulatory requirements.

               - The accuracy or reliability of the auditor's opinion as to the company's financial position.

          - Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.

     - Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

     - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

     - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

     - Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

     - Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.

CMA will vote AGAINST:

     - Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

     - Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

     - Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

     - FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

     - FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

     - Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

     - Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

     - Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

     - Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.

     - Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.

     - Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

8.  Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

     -    Board structure

     -    Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     - Ignore a shareholder proposal that is approved by a majority of shares outstanding;

     - Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

     -    Are interested directors and sit on the audit or nominating committee;
          or

     - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

     -    Past performance relative to its peers

     -    Market in which fund invests

     - Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

     - Past shareholder activism, board activity and votes on related proposals

     -    Strategy of the incumbents versus the dissidents

     -    Independence of incumbent directors; director nominees

     -    Experience and skills of director nominees

     -    Governance profile of the company

     -    Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Past performance as a closed-end fund

     -    Market in which the fund invests

     -    Measures taken by the board to address the discount

     - Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

     -    Proposed and current fee schedules

     -    Fund category/investment objective

     -    Performance benchmarks

     -    Share price performance as compared with peers

     -    Resulting fees relative to peers

     -    Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

     -    Stated specific financing purpose

     -    Possible dilution for common shares

     -    Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

     -    Potential competitiveness

     -    Regulatory developments

     -    Current and potential returns

     -    Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a nonfundamental restriction, considering the following factors:

     -    Fund's target investments

     -    Reasons given by the fund for the change

     -    Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:

     -    Political/economic changes in the target market

     -    Consolidation in the target market

     -    Current asset composition

Change in Fund's Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:

     -    Potential competitiveness

     -    Current and potential returns

     -    Risk of concentration

     -    Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

     -    Strategies employed to salvage the company

     -    Past performance of the fund

     -    Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

     -    The degree of change implied by the proposal

     -    The efficiencies that could result

     -    The state of incorporation; net effect on shareholder rights

     -    Regulatory standards and implications

CMA will vote FOR:

     - Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

     - Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

     -    Proposals enabling the Board to:

          -    Change, without shareholder approval the domicile of the fund

          - Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

     -    Regulations of both states

     -    Required fundamental policies of both states

     -    The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Fees charged to comparably sized funds with similar objectives

     -    The proposed distributor's reputation and past performance

     -    The competitiveness of the fund in the industry

     -    Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Resulting fee structure

     -    Performance of both funds

     -    Continuity of management personnel

     -    Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

     -    Performance of the fund's NAV

     -    The fund's history of shareholder relations

     -    The performance of other funds under the adviser's management

9. Alternative Investment Group ("AIG") Matters

The AIG Proxy Sub-Committee generally will vote in accordance with the guidelines set forth in this policy. With respect to matters that are not addressed by the guidelines, the AIG Proxy Sub-Committee will vote each such matter on a CASE-BY-CASE basis.

B. ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.

A Portfolio Manager, sub-adviser or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines stated in Section IV.A. In this situation, he or she shall request that the Proxy Committee consider voting the proxy other than according such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption.

C. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The following proposals require special, individual consideration. The Proxy Committee will determine how proxies related to all such proposals will be voted.

               1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

               2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

               3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

               4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

               5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified in Section IV.A.

               6. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

               7. PREEMPTIVE RIGHTS. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines set forth in Section IV above. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to effect the purposes of this Policy.

     - CMA shall use an independent, third-party vendor (currently Institutional Shareholder Services ("ISS")), to implement its proxy voting process as CMAs proxy voting agent. This retention is subject to CMA continuously assessing the vendor's independence from CMA and its affiliates, and the vendor's ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with CMA's proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor's other clients and the owners, officers or employees of any such firm, on the one hand, and CMA's clients, on the other hand. As means of performing this assessment, CMA will require various reports and notices from the vendor, as well as periodic audits of the vendor's voting record and other due diligence.

     - ISS shall provide proxy analysis and record keeping services in addition to voting proxies on behalf of CMA in accordance with this Policy.

     - On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in all accounts over which CMA has voting authority. Information regarding equity holdings for international portfolio shall be sent weekly.

     - ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be promptly noted and resolved by ISS, with notice to CMA.

     - Whenever a vote is solicited, ISS shall execute the vote according to CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section IV.A.

     - If ISS is not sure how to vote a particular proxy, then ISS will issue a request for voting instructions to CMA over a secure website. CMA personnel shall check this website regularly. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's understanding of the Voting Guidelines previously delivered to ISS. CMA shall promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

     - Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

     - ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

VI. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in CMA's Form ADV. Upon receipt of a Client's request for more information, CMA will provide to the Client a copy of this Policy and/or how CMA voted proxies for the Client pursuant to this Policy for up to a one-year period.

                COLUMBIA OREGON INTERMEDIATE MUNICIPAL BOND FUND
          (FORMERLY KNOWN AS COLUMBIA OREGON MUNICIPAL BOND FUND, INC.)
                                  (THE "FUND")

    SUPPLEMENT TO THE PROSPECTUSES DATED JANUARY 1, 2005 (THE "PROSPECTUSES")

      The Prospectuses are hereby supplemented with the following information:

      1. The name of the Fund on the front cover of the Prospectus is revised to read "Columbia Oregon Intermediate Bond Fund."

      2. The date on the front cover of each of the Prospectuses is revised to read "________________, 2005."

      3. The "Calendar Year Total Returns" and "Average Annual Total Returns" tables in the section entitled, "Performance History," are updated and restated in their entirety as follows:

CALENDAR YEAR TOTAL RETURNS

CLASS A (1)

1995     1996   1997   1998   1999    2000    2001   2002   2003    2004

14.15%   3.77%  8.36%  5.58%  -2.65%  10.28%  4.55%  9.12%  4.76%   [   ]%

                            For period shown in bar chart:
                            Best quarter:     Fourth Quarter  ______,  ______%
                            Worst quarter:  Third Quarter  ______, _______%

(1) Class A is a newer class of shares. Its performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and Class Z shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A shares were initially offered on November 1, 2002, and Class Z shares were initially offered on July 2, 1984.

CLASS Z

1995     1996   1997   1998   1999    2000    2001   2002   2003    2004

14.15%   3.77%  8.36%  5.58%  -2.65%  10.28%  4.55%  9.24%  5.16%   [  ]%

                            For period shown in bar chart:
                            Best quarter:     Fourth Quarter  ______,  ______%
                            Worst quarter:  Third Quarter ______, _______%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004(2)

                                                                        1 YEAR     5 YEARS    10 YEARS
                                                                        ------     --------   --------
Class A (%)
      Return Before Taxes                                                [____]      [____]     [____]
      Return After Taxes on Distributions                                [____]      [____]     [____]
      Return After Taxes on Distributions and Sale of Fund Shares        [____]      [____]     [____]
Class B (%)
      Return Before Taxes                                                [____]      [____]     [____]
      Return After Taxes on Distributions                                [____]      [____]     [____]
      Return After Taxes on Distributions and Sale of Fund Shares        [____]      [____]     [____]
Class C (%)
      Return Before Taxes                                                [____]      [____]     [____]
      Return After Taxes on Distributions                                [____]      [____]     [____]
      Return After Taxes on Distributions and Sale of Fund Shares        [____]      [____]     [____]
Class D (%)
      Return Before Taxes                                                [____]      [____]     [____]
      Return After Taxes on Distributions                                [____]      [____]     [____]
      Return After Taxes on Distributions and Sale of Fund Shares        [____]      [____]     [____]
Class Z (%)
      Return Before Taxes                                                [____]      [____]     [____]
      Return After Taxes on Distributions                                [____]      [____]     [____]
      Return After Taxes on Distributions and Sale of Fund Shares        [____]      [____]     [____]
Lehman General Obligation Bond Index (%)                                 [____]      [____]     [____]

(2) Class A, Class B, Class C and Class D are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to their inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class C shares were initially offered on October 13, 2003, Class A, B and D shares were initially offered on November 1, 2002, and Class Z shares were initially offered on July 2, 1984.

      3. The following sentence is added to the section entitled, "Performance History":

      Year-to-date performance through ____________, 2005 for the following share classes of the Fund were as follows:

                                 Class A --  ___%
                                 Class Z --  ___%

      4. The "Annual Fund Operating Expenses" and "Example Expenses" tables in the section entitled, "Your Expenses," are updated and restated in their entirety as follows:

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                    CLASS A    CLASS B   CLASS C    CLASS D     CLASS Z
                                                    -------    -------   -------    -------     -------
Management fee (%)                                   [0.50]     [0.50]   [0.50]      [0.50]      [0.50]
Distribution and service (12b-1) fees (%)            [0.25](4)  [1.00]   [1.00](5)   [1.00](5)   [1.00]
Other expenses (%) (3)                               [0.16]     [0.16]   [0.16]      [0.16]      [0.16]
Total annual fund operating expenses (%) (3)         [0.91]     [1.66]   [1.66](5)   [1.66](5)   [0.66]

(3) Restated to reflect changes in contractual rates for transfer agency and bookkeeping services effective [November 1, 2003].

(4) The Fund may pay distribution and service (12b-1) fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.25% for shareholder liaison services and up to 0.10% for distribution services), but will limit such fees to an aggregate fee of not more than 0.25%.

(5) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C and Class D shares. If this waiver were reflected in the table, the 12b-1 fee for Class C and Class D shares would be 0.65% and 0.65%, respectively, and the total annual fund operating expenses for Class C and Class D shares would be 1.31% and 1.31%, respectively. This arrangement may be modified or terminated at any time.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

                                                    1 YEAR  3 YEARS    5 YEARS   10 YEARS
                                                    ------  -------   --------   --------
Class A                                             [$563]   [$751]   [$  955]   [$ 1541]
Class B:   did not sell your shares                 [$169]   [$523]   [$  902]   [$1,766]
           sold all your shares at end of period    [$669]   [$823]   [$1,102]   [$1,766]
Class C:   did not sell your shares                 [$169]   [$523]   [$  902]   [$1,965]
           sold all your shares at end of period    [$269]   [$523]   [$  902]   [$1,965]
Class D:   did not sell your shares                 [$169]   [$523]   [$  902]   [$1,965]
           sold all your shares at end of period    [$269]   [$523]   [$  902]   [$1,965]
Class Z                                             [$ 67]   [$211]   [$  368]   [$  822]

      5. The section entitled, "Financial Highlights," is updated and restated in its entirety as follows:

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    (UNAUDITED)
                                                     SIX MONTHS
                                                       ENDED             YEAR ENDED     PERIOD ENDED        PERIOD ENDED
                                                    FEBRUARY 28,         AUGUST 31,      AUGUST 31,         DECEMBER 31,
CLASS A SHARES                                          2005                2004          2003 (a)            2002 (b)
                                                    ------------        ------------    ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                $      12.45        $      12.25    $      12.50        $      12.52
                                                    ------------        ------------    ------------        ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (c)                                   0.23                0.46            0.29                0.08
Net realized and unrealized gain (loss)
  on investments                                           (0.04)               0.34           (0.22)               0.07
                                                    ------------        ------------    ------------        ------------
Total from investment operations                            0.19                0.80            0.07                0.15
                                                    ------------        ------------    ------------        ------------
LESS DISTRIBUTIONS:
From net investment income                                 (0.22)              (0.46)          (0.31)              (0.08)
From net realized gains                                    (0.04)              (0.14)          (0.01)              (0.09)
                                                    ------------        ------------    ------------        ------------
Total distributions                                        (0.26)              (0.60)          (0.32)              (0.17)
                                                    ------------        ------------    ------------        ------------
NET ASSET VALUE, END OF PERIOD                      $      12.38        $      12.45    $      12.25        $      12.50
Total return (d)                                            1.56%(e)            6.68%           0.56%(e)            1.19%(e)
                                                    ------------        ------------    ------------        ------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)            $      4,000        $      3,680    $      2,138        $        477
Ratio of expenses to average net assets (f)                 0.91%(g)            0.92%           1.16%(g)            0.92%(g)
Ratio of net investment income to average
  net assets (f)                                            3.70%(g)            3.73%           3.52%(g)            4.11%(g)
Portfolio turnover rate                                        3%(e)              11%             10%(e)              21%
                                                    ------------        ------------    ------------        ------------

----------------
(a)   The Fund changed its fiscal year end from December 31 to August 31.

(b) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)   Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

                                                    (UNAUDITED)
                                                     SIX MONTHS
                                                       ENDED             YEAR ENDED     PERIOD ENDED        PERIOD ENDED
                                                    FEBRUARY 28,         AUGUST 31,      AUGUST 31,         DECEMBER 31,
CLASS B SHARES                                          2005                2004          2003 (a)            2002 (b)
                                                    ------------        ------------    ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                $      12.45        $      12.25    $      12.50        $      12.52
                                                    ------------        ------------    ------------        ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (c)                                   0.18                0.37            0.24                0.06
Net realized and unrealized gain (loss)
  on investments                                           (0.04)               0.34           (0.23)               0.08
                                                    ------------        ------------    ------------        ------------
Total from investment operations                            0.14                0.71            0.01                0.14
                                                    ------------        ------------    ------------        ------------
LESS DISTRIBUTIONS:
From net investment income                                 (0.17)              (0.37)          (0.25)              (0.07)
From net realized gains                                    (0.04)              (0.14)          (0.01)              (0.09)
                                                    ------------        ------------    ------------        ------------
Total distributions                                        (0.21)              (0.51)          (0.26)              (0.16)
                                                    ------------        ------------    ------------        ------------
NET ASSET VALUE, END OF PERIOD                      $      12.38        $      12.45    $      12.25        $      12.50
Total return (d)                                            1.17%(e)            5.87%           0.05%(e)            1.10%(e)
                                                    ------------        ------------    ------------        ------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)            $      1,246        $      1,190    $        999        $        373
Ratio of expenses to average net assets (f)                 1.66%(g)            1.68%           1.86%(g)            1.67%(g)
Ratio of net investment income to average
  net assets (f)                                            2.96%(g)            2.97%           2.83%(g)            3.36%(g)
Portfolio turnover rate                                        3%(e)              11%             10%(e)              21%
                                                    ------------        ------------    ------------        ------------

---------------
(a)   The Fund changed its fiscal year end from December 31 to August 31.

(b) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)   Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

                                                    (UNAUDITED)
                                                     SIX MONTHS
                                                       ENDED            PERIOD ENDED
                                                    FEBRUARY 28,         AUGUST 31,
CLASS C SHARES                                          2005              2004 (a)
                                                    ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                $      12.45        $      12.42
                                                    ------------        ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                   0.20                0.36
Net realized and unrealized gain (loss)
  on investments                                           (0.03)               0.18
                                                    ------------        ------------
Total from investment operations                            0.17                0.54
                                                    ------------        ------------
LESS DISTRIBUTIONS:
From net investment income                                 (0.20)              (0.37)
From net realized gains                                    (0.04)              (0.14)
                                                    ------------        ------------
Total distributions                                        (0.24)              (0.51)
                                                    ------------        ------------
NET ASSET VALUE, END OF PERIOD                      $      12.38        $      12.45
Total return (c)(d)(e)                                      1.37%               4.41%
                                                    ------------        ------------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)            $        402        $        278
Ratio of expenses to average net assets (f)(g)              1.31%               1.30%
Ratio of net investment income to average
  net assets (f)(g)                                         3.28%               3.28%
Waiver (g)(h)                                               0.35%               0.35%
Portfolio turnover rate                                        3%(e)              11%
                                                    ------------        ------------

--------------
(a) Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d) Had the Distributor not waived a portion of expenses, total return would have been reduced.

(e)   Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

(h)   Amount represents voluntary waivers of service and distribution fees.

                                                    (UNAUDITED)
                                                     SIX MONTHS
                                                       ENDED             YEAR ENDED     PERIOD ENDED        PERIOD ENDED
                                                    FEBRUARY 28,         AUGUST 31,      AUGUST 31,         DECEMBER 31,
CLASS D SHARES                                          2005                2004          2003 (a)            2002 (b)
                                                    ------------        ------------    ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                $      12.45        $      12.25    $      12.50        $      12.52
                                                    ------------        ------------    ------------        ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (c)                                   0.20                0.41            0.27                0.07
Net realized and unrealized gain (loss)
  on investments                                           (0.03)               0.34           (0.23)               0.07
                                                    ------------        ------------    ------------        ------------
Total from investment operations                            0.17                0.75            0.04                0.14
                                                    ------------        ------------    ------------        ------------
LESS DISTRIBUTIONS:
From net investment income                                 (0.20)              (0.41)          (0.28)              (0.07)
From net realized gains                                    (0.04)              (0.14)          (0.01)              (0.09)
                                                    ------------        ------------    ------------        ------------
Total distributions                                        (0.24)              (0.55)          (0.29)              (0.16)
                                                    ------------        ------------    ------------        ------------
NET ASSET VALUE, END OF PERIOD                      $      12.38        $      12.45    $      12.25        $      12.50
Total return (d)(e)                                         1.35%(f)            6.25%           0.32%(f)            1.14%(f)
                                                    ------------        ------------    ------------        ------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)            $        781        $        790    $        700        $        488
Ratio of expenses to average net assets (g)                 1.31%(h)            1.33%           1.43%(h)            1.32%(h)
Ratio of net investment income to average
  net assets (g)                                            3.31%(h)            3.34%           3.30%(h)            3.71%(h)
Waiver (i)                                                  0.35%(h)            0.35%           0.35%(h)            0.35%(h)
Portfolio turnover rate                                        3%(f)              11%             10%(f)              21%

--------------
(a)   The Fund changed its fiscal year end from December 31 to August 31.

(b) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e) Had the Distributor not waived a portion of expenses, total return would have been reduced.

(f)   Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)   Annualized.

(i)   Amounts represent voluntary waivers of service and distribution fees.

                                                    (UNAUDITED)
                                                     SIX MONTHS
                                                       ENDED             YEAR ENDED     PERIOD ENDED
                                                    FEBRUARY 28,         AUGUST 31,      AUGUST 31,
CLASS Z SHARES                                          2005                2004          2003 (a)
                                                    ------------        ------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                $      12.45        $      12.25    $      12.50
                                                    ------------        ------------    ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                       0.24(c)             0.50(c)         0.34(c)
Net realized and unrealized gain
  (loss) on investments                                    (0.03)               0.34           (0.23)
                                                    ------------        ------------    ------------
Total from investment operations                            0.21                0.84            0.11
                                                    ------------        ------------    ------------
LESS DISTRIBUTIONS:
From net investment income                                 (0.24)              (0.50)          (0.35)
From net realized gains                                    (0.04)              (0.14)          (0.01)
                                                    ------------        ------------    ------------
Total distributions                                        (0.28)              (0.64)          (0.36)
                                                    ------------        ------------    ------------
NET ASSET VALUE, END OF PERIOD                      $      12.38        $      12.45    $      12.25
Total return (e)                                            1.68%(f)            6.97%           0.83%(f)
                                                    ------------        ------------    ------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (in thousands)                                    $    419,286        $    434,509    $    485,427
Ratio of expenses to average
  net assets (g)                                            0.66%(h)            0.65%           0.68%(h)
Ratio of net investment income
  to average net assets (g)                                 3.96%(h)            4.03%           4.13%(h)
Portfolio turnover rate                                        3%(f)              11%             10%(f)
                                                    ------------        ------------    ------------

                                                                        YEAR ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------
                                                       2002 (b)         2001                2000            1999
                                                    ------------    ------------        ------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                $      12.08    $      12.13        $      11.56    $      12.46
                                                    ------------    ------------        ------------    ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                       0.55(c)         0.57(d)             0.58            0.56
Net realized and unrealized gain
  (loss) on investments                                     0.54           (0.02)(d)            0.58           (0.88)
                                                    ------------    ------------        ------------    ------------
Total from investment operations                            1.09            0.55                1.16           (0.32)
                                                    ------------    ------------        ------------    ------------
LESS DISTRIBUTIONS:
From net investment income                                 (0.55)          (0.57)              (0.58)          (0.56)
From net realized gains                                    (0.12)          (0.03)              (0.01)          (0.02)
                                                    ------------    ------------        ------------    ------------
Total distributions                                        (0.67)          (0.60)              (0.59)          (0.58)
                                                    ------------    ------------        ------------    ------------
NET ASSET VALUE, END OF PERIOD                      $      12.50    $      12.08        $      12.13    $      11.56
Total return (e)                                            9.24%           4.55%              10.28%          (2.65)%
                                                    ------------    ------------        ------------    ------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (in thousands)                                    $    508,865    $    491,638        $    436,544    $    409,919
Ratio of expenses to average
  net assets (g)                                            0.58%           0.57%               0.58%           0.57%
Ratio of net investment income
  to average net assets (g)                                 4.45%           4.64%(d)            4.92%           4.64%
Portfolio turnover rate
                                                              21%             14%                 22%             28%
                                                    ------------    ------------        ------------    ------------

(a)   The Fund changed its fiscal year end from December 31 to August 31.

(b)   On November 1, 2002, the existing Fund shares were renamed Class Z shares.

(c) Per share data was calculated using average shares outstanding during the period.

(d)   Effective January 1, 2001, the Fund adopted the provisions of the AICPA

      Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was less than $0.01 to net investment income and net realized and unrealized loss per share and less than 0.01% to the ratio of net investment income to average net assets. Per share data and ratios for the periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(e)   Total return at net asset value assuming all distributions reinvested.

(f)   Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)   Annualized.

      6. The information under the heading, "For More Information - Investment Company Act file number" is revised as follows:

      Columbia Funds Series Trust I: 811-4367

            -     Columbia Oregon Municipal Bond Fund, Inc.

      7. This supplement applies to the Class A, B and C Prospectuses for the "Funds" and "Trusts" listed below. That list also identifies each Fund as an "Equity Fund," a "Fixed Income Fund," a "Short-Intermediate Fixed Income Fund" or a "Short-Term Fixed Income Fund." This supplement is effective on the date of the name changes and product and services changes referenced below, currently expected to be August 22, 2005.

      1. Columbia Funds Distributor, Inc. (the Funds' distributor) and Columbia Funds Services, Inc. (the Funds' transfer agent) will change their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.

      2. The footnotes to the table entitled "Shareholder Fees" are revised to provide that the contingent deferred sales charge ("CDSC") applicable to Class A shares applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.

      3. The section entitled "Investment Minimums" is revised in its entirety as follows:

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Please see the Statement of Additional Information for more details on investment minimums.

      4. The call-out box entitled "Choosing a Share Class" is revised in its entirety as follows:

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B AND C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

      5. The table entitled "Class A Sales Charges" is replaced in its entirety as follows:

      For Fixed Income Funds (other than Columbia Money Market Fund and Columbia Municipal Money Market Fund):

CLASS A SALES CHARGES

                                              AS A % OF THE                     % OF OFFERING PRICE
                                             PUBLIC OFFERING   AS A % OF YOUR   RETAINED BY FINANCIAL
AMOUNT PURCHASED                                  PRICE          INVESTMENT           ADVISOR
Less than $50,000                                 4.75              4.99               4.25
$50,000 to less than $100,000                     4.50              4.71               4.00
$100,000 to less than $250,000                    3.50              3.63               3.00
$250,000 to less than $500,000                    2.50              2.56               2.25
$500,000 to less than $1,000,000                  2.00              2.04               1.75
$1,000,000 or more                                0.00              0.00               0.00

      For Short-Intermediate Fixed Income Funds:

CLASS A SALES CHARGES

                                              AS A % OF THE                      % OF OFFERING PRICE
                                             PUBLIC OFFERING   AS A % OF YOUR   RETAINED BY FINANCIAL
AMOUNT PURCHASED                                  PRICE          INVESTMENT          ADVISOR
Less than $100,000                                 3.25             3.36               3.00

$100,000 to less than $250,000                     2.50             2.56               2.25
$250,000 to less than $500,000                     2.00             2.04               1.75
$500,000 to less than $1,000,000                   1.50             1.52               1.25
$1,000,000 or more                                 0.00             0.00               0.00

      For Short-Term Fixed Income Funds:

CLASS A SALES CHARGES

                                              AS A % OF THE                      % OF OFFERING PRICE
                                             PUBLIC OFFERING   AS A % OF YOUR   RETAINED BY FINANCIAL
AMOUNT PURCHASED                                  PRICE          INVESTMENT          ADVISOR
Less than $100,000                                 1.00             1.01               0.75
$100,000 to less than $250,000                     0.75             0.76               0.50
$250,000 to less than $1,000,000                   0.50             0.50               0.40
$1,000,000 or more                                 0.00             0.00               0.00

      6. The paragraph immediately following the table entitled "Class A Sales Charges" is revised in its entirety as follows:

Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

      7. For all Funds (other than Columbia Large Company Index Fund, Columbia Small Company Index Fund and Columbia U.S. Treasury Index Fund), the table entitled "Purchases Over $1 Million" for Class A shares is replaced in its entirety as follows:

AMOUNT PURCHASED                                               COMMISSION %
Less than $3 million                                               1.00
$3 million to less than $50 million                                0.50
$50 million or more                                                0.25

For certain group retirement plans, financial advisors will receive a 1% commission from the distributor on all purchases less than $3 million.

      8. The section entitled "Reduced Sales Charges for Larger Investments" is revised in its entirety as follows:

         A. WHAT ARE THE PRINCIPAL WAYS TO OBTAIN A BREAKPOINT DISCOUNT?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

            B. WHAT ACCOUNTS ARE ELIGIBLE FOR BREAKPOINT DISCOUNTS?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

      -     Individual accounts

      -     Joint accounts

      -     Certain IRA accounts

      -     Certain trusts

      -     UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

                   C. HOW DO I OBTAIN A BREAKPOINT DISCOUNT?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

        D. HOW CAN I OBTAIN MORE INFORMATION ABOUT BREAKPOINT DISCOUNTS?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, though fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

      9. All disclosure related to Class B Sales Charges under the section entitled "Sales Charges" is revised in its entirety as follows:

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

      For all Funds (other than the Short-Intermediate Fixed Income Funds):

Purchases of less than $50,000

CLASS B SALES CHARGES

                                                                    % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                       SHARES ARE SOLD
Through first year                                                       5.00
Through second year                                                      4.00
Through third year                                                       3.00
Through fourth year                                                      3.00
Through fifth year                                                       2.00
Through sixth year                                                       1.00
Longer than six years                                                    0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

      For Short-Intermediate Fixed Income Funds:

Purchases of less than $50,000

CLASS B SALES CHARGES

                                                                    % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                       SHARES ARE SOLD
Through first year                                                       3.00
Through second year                                                      3.00
Through third year                                                       2.00
Through fourth year                                                      1.00
Through fifth year                                                       0.00
Through sixth year                                                       0.00
Longer than six years                                                    0.00

Commission to financial advisors is 2.75%.

Automatic conversion to Class A shares occurs eight years after purchase.

      10. The instructions with respect to redemptions by systematic withdrawal plan in the table under the section "How to Sell Shares" are revised in their entirety as follows:

You may automatically sell a specified dollar amount or percentage of your account on a monthly, quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance requirement has been waived for wrap accounts. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

COLUMBIA FUNDS TRUST I
Columbia High Yield Opportunity Fund (b)
Columbia Strategic Income Fund (b)
Columbia Tax-Managed Growth Fund (a)
Columbia Tax-Managed Growth Fund II (a)
Columbia Tax-Managed Value Fund (a)

COLUMBIA FUNDS TRUST II
Columbia Newport Greater China Fund (a)
COLUMBIA MONEY MARKET FUND (B)

COLUMBIA FUNDS TRUST III
Columbia Mid Cap Value Fund (a)
Columbia Liberty Fund (a)
Columbia Global Equity Fund (a)
Columbia Federal Securities Fund (b)

COLUMBIA FUNDS TRUST IV
Columbia Tax-Exempt Fund (b)
Columbia Tax-Exempt Insured Fund (b)
Columbia Utilities Fund (a)
Columbia Municipal Money Market Fund (b)

COLUMBIA FUNDS TRUST V
Columbia California Tax-Exempt Fund (b)
Columbia Connecticut Tax-Exempt Fund (b)
Columbia Massachusetts Tax-Exempt Fund (b)
Columbia New York Tax-Exempt Fund (b)
Columbia Large Company Index Fund (a)
Columbia U.S. Treasury Index Fund   (b)
Columbia Small Company Index Fund (a)
Columbia Intermediate Tax-Exempt Bond Fund (c)
Columbia Massachusetts Intermediate Municipal Bond Fund (c)
Columbia Connecticut Intermediate Municipal Bond Fund (c)
Columbia New Jersey Intermediate Municipal Bond Fund (c)
Columbia New York Intermediate Municipal Bond Fund (c)
Columbia Rhode Island Intermediate Municipal Bond Fund (c)
Columbia Florida Intermediate Municipal Bond Fund (c)
Columbia Pennsylvania Intermediate Municipal Bond Fund (c)

Columbia Balanced Fund, Inc. (a)
Columbia Fixed Income Securities Fund, Inc. (b)
Columbia High Yield Fund, Inc. (b)
Columbia International Stock Fund, Inc. (a)
Columbia Oregon Municipal Bond Fund, Inc. (c)
Columbia Real Estate Equity Fund, Inc. (a)
Columbia Short Term Bond Fund, Inc. (b)
Columbia Mid Cap Growth Fund, Inc. (a)
Columbia Strategic Investor Fund, Inc. (a)
Columbia Technology Fund, Inc. (a)

COLUMBIA FUNDS TRUST VI
Columbia Growth & Income Fund (a)
Columbia Small Cap Value Fund (a)

COLUMBIA FUNDS TRUST VII
Columbia Newport Tiger Fund (a)

COLUMBIA FUNDS TRUST VIII
Columbia Income Fund (b)
Columbia Intermediate Bond Fund (c)

COLUMBIA FUNDS TRUST IX
Columbia High Yield Municipal Fund (b)
Columbia Managed Municipals Fund (b)

COLUMBIA FUNDS TRUST XI
 Columbia Young Investor Fund (a)
Columbia Growth Stock Fund (a)
Columbia Asset Allocation Fund (a)

Columbia Dividend Income Fund (a)
Columbia Large Cap Core Fund (a)
Columbia Large Cap Growth Fund (a)

Columbia Disciplined Value Fund (a)
Columbia Small Cap Fund (a)
Columbia Small Company Equity Fund (a)

FUND KEY
(a) = Equity
(b) = Fixed Income
(c) = Short-Intermediate Fixed Income
(d) = Short-Term Fixed Income

      8. The Prospectuses are hereby supplemented with the following information relating to hypothetical investment and expense information:

Hypothetical Investment and Expense Information

      The following supplemental hypothetical investment information provides additional information about the effect of the expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Funds assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested and that Class B shares and Class G shares converts to Class A shares and Class T shares, respectively, after eight years. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any fee waiver or expense reimbursement. Your actual costs may be higher or lower.

COLUMBIA BALANCED FUND, INC. - A

                               ANNUAL EXPENSE RATIO
                                      0.98%

          CUMULATIVE RETURN    HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
           BEFORE FEES AND        BALANCE BEFORE        CUMULATIVE RETURN      END BALANCE AFTER  FEES AND
    YEAR      EXPENSES           FEES AND EXPENSES   AFTER FEES AND EXPENSES   FEES AND EXPENSES  EXPENSES
     1          5.00%               $ 9,896.25                4.02%               $ 9,803.89      $  669.22
     2         10.25%               $10,391.06                8.20%               $10,198.00      $   98.01
     3         15.76%               $10,910.62               12.55%               $10,607.96      $  101.95
     4         21.55%               $11,456.15               17.08%               $11,034.40      $  106.05
     5         27.63%               $12,028.95               21.78%               $11,477.98      $  110.31
     6         34.01%               $12,630.40               26.68%               $11,939.40      $  114.75
     7         40.71%               $13,261.92               31.77%               $12,419.36      $  119.36
     8         47.75%               $13,925.02               37.07%               $12,918.62      $  124.16
     9         55.13%               $14,621.27               42.58%               $13,437.95      $  129.15
     10        62.89%               $15,352.33               48.31%               $13,978.16      $  134.34

TOTAL GAIN BEFORE FEES AND EXPENSES $ 5,927.33
TOTAL GAIN AFTER FEES AND EXPENSES                                                $ 4,553.16
TOTAL ANNUAL FEES AND EXPENSES                                                                    $1,707.30

COLUMBIA BALANCED FUND, INC. - B

                         ANNUAL EXPENSE RATIO
                                1.73%

      CUMULATIVE RETURN  HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
       BEFORE FEES AND      BALANCE BEFORE         CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
YEAR       EXPENSES        FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
 1          5.00%             $10,500.00                 3.27%              $10,327.00      $  175.83
 2         10.25%             $11,025.00                 6.65%              $10,664.69      $  181.58
 3         15.76%             $11,576.25                10.13%              $11,013.43      $  187.52
 4         21.55%             $12,155.06                13.74%              $11,373.57      $  193.65

     5         27.63%                 $12,762.82                17.45%              $11,745.48      $  199.98
     6         34.01%                 $13,400.96                21.30%              $12,129.56      $  206.52
     7         40.71%                 $14,071.00                25.26%              $12,526.20      $  213.27
     8         47.75%                 $14,774.55                29.36%              $12,935.80      $  220.25
     9         55.13%                 $15,513.28                34.56%              $13,455.82      $  129.32
     10        62.89%                 $16,288.95                39.97%              $13,996.75      $  134.52

TOTAL GAIN BEFORE FEES AND EXPENSES   $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $ 3,996.75
TOTAL ANNUAL FEES AND EXPENSES                                                                      $1,842.44

COLUMBIA BALANCED FUND, INC. - C

                                   ANNUAL EXPENSE RATIO
                                          1.73%

          CUMULATIVE RETURN        HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
           BEFORE FEES AND            BALANCE BEFORE         CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
    YEAR       EXPENSES              FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
     1          5.00%                   $10,500.00                 3.27%              $10,327.00      $  175.83
     2         10.25%                   $11,025.00                 6.65%              $10,664.69      $  181.58
     3         15.76%                   $11,576.25                10.13%              $11,013.43      $  187.52
     4         21.55%                   $12,155.06                13.74%              $11,373.57      $  193.65
     5         27.63%                   $12,762.82                17.45%              $11,745.48      $  199.98
     6         34.01%                   $13,400.96                21.30%              $12,129.56      $  206.52
     7         40.71%                   $14,071.00                25.26%              $12,526.20      $  213.27
     8         47.75%                   $14,774.55                29.36%              $12,935.80      $  220.25
     9         55.13%                   $15,513.28                33.59%              $13,358.80      $  227.45
     10        62.89%                   $16,288.95                37.96%              $13,795.64      $  234.89

TOTAL GAIN BEFORE FEES AND EXPENSES     $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                    $ 3,795.64
TOTAL ANNUAL FEES AND EXPENSES                                                                        $2,040.94

COLUMBIA BALANCED FUND, INC. - D

                                 ANNUAL EXPENSE RATIO
                                        1.73%

          CUMULATIVE RETURN      HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
           BEFORE FEES AND          BALANCE BEFORE         CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
    YEAR       EXPENSES            FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
     1          5.00%                 $10,500.00                 3.27%              $10,327.00      $  175.83
     2         10.25%                 $11,025.00                 6.65%              $10,664.69      $  181.58
     3         15.76%                 $11,576.25                10.13%              $11,013.43      $  187.52
     4         21.55%                 $12,155.06                13.74%              $11,373.57      $  193.65
     5         27.63%                 $12,762.82                17.45%              $11,745.48      $  199.98
     6         34.01%                 $13,400.96                21.30%              $12,129.56      $  206.52
     7         40.71%                 $14,071.00                25.26%              $12,526.20      $  213.27
     8         47.75%                 $14,774.55                29.36%              $12,935.80      $  220.25
     9         55.13%                 $15,513.28                33.59%              $13,358.80      $  227.45
     10        62.89%                 $16,288.95                37.96%              $13,795.64      $  234.89

TOTAL GAIN BEFORE FEES AND EXPENSES   $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $ 3,795.64
TOTAL ANNUAL FEES AND EXPENSES                                                                      $2,040.94

COLUMBIA BALANCED FUND, INC. - Z

                                   ANNUAL EXPENSE RATIO
                                          0.73%

          CUMULATIVE RETURN        HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
           BEFORE FEES AND            BALANCE BEFORE         CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
    YEAR       EXPENSES              FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
     1          5.00%                   $10,500.00                 4.27%              $10,427.00      $   74.56
     2         10.25%                   $11,025.00                 8.72%              $10,872.23      $   77.74
     3         15.76%                   $11,576.25                13.36%              $11,336.48      $   81.06
     4         21.55%                   $12,155.06                18.21%              $11,820.54      $   84.52
     5         27.63%                   $12,762.82                23.25%              $12,325.28      $   88.13
     6         34.01%                   $13,400.96                28.52%              $12,851.57      $   91.90
     7         40.71%                   $14,071.00                34.00%              $13,400.33      $   95.82
     8         47.75%                   $14,774.55                39.73%              $13,972.53      $   99.91
     9         55.13%                   $15,513.28                45.69%              $14,569.15      $  104.18
     10        62.89%                   $16,288.95                51.91%              $15,191.26      $  108.63

TOTAL GAIN BEFORE FEES AND EXPENSES     $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                    $ 5,191.26
TOTAL ANNUAL FEES AND EXPENSES                                                                        $  906.45

COLUMBIA DAILY INCOME COMPANY - Z

                                 ANNUAL EXPENSE RATIO
                                        0.70%

          CUMULATIVE RETURN      HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
           BEFORE FEES AND          BALANCE BEFORE         CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
    YEAR       EXPENSES            FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
     1          5.00%                 $10,500.00                 4.30%              $10,430.00      $   71.51
     2         10.25%                 $11,025.00                 8.78%              $10,878.49      $   74.58
     3         15.76%                 $11,576.25                13.46%              $11,346.27      $   77.79
     4         21.55%                 $12,155.06                18.34%              $11,834.15      $   81.13
     5         27.63%                 $12,762.82                23.43%              $12,343.02      $   84.62
     6         34.01%                 $13,400.96                28.74%              $12,873.77      $   88.26
     7         40.71%                 $14,071.00                34.27%              $13,427.35      $   92.05
     8         47.75%                 $14,774.55                40.05%              $14,004.72      $   96.01
     9         55.13%                 $15,513.28                46.07%              $14,606.92      $  100.14
     10        62.89%                 $16,288.95                52.35%              $15,235.02      $  104.45

TOTAL GAIN BEFORE FEES AND EXPENSES   $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $ 5,235.02
TOTAL ANNUAL FEES AND EXPENSES                                                                      $  870.54

COLUMBIA FIXED INCOME SECURITIES FUND, INC. - A

                         ANNUAL EXPENSE RATIO
                                1.00%

      CUMULATIVE RETURN  HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
       BEFORE FEES AND      BALANCE BEFORE         CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
YEAR       EXPENSES        FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
 1          5.00%             $10,001.25                 4.00%              $ 9,906.00      $  572.15
 2         10.25%             $10,501.31                 8.16%              $10,302.24      $  101.04
 3         15.76%             $11,026.38                12.49%              $10,714.33      $  105.08
 4         21.55%             $11,577.70                16.99%              $11,142.90      $  109.29
 5         27.63%             $12,156.58                21.67%              $11,588.62      $  113.66

     6         34.01%                 $12,764.41                26.53%              $12,052.16      $  118.20
     7         40.71%                 $13,402.63                31.59%              $12,534.25      $  122.93
     8         47.75%                 $14,072.76                36.86%              $13,035.62      $  127.85
     9         55.13%                 $14,776.40                42.33%              $13,557.05      $  132.96
     10        62.89%                 $15,515.22                48.02%              $14,099.33      $  138.28

TOTAL GAIN BEFORE FEES AND EXPENSES   $ 5,990.22
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $ 4,574.33
TOTAL ANNUAL FEES AND EXPENSES                                                                      $1,641.44

COLUMBIA FIXED INCOME SECURITIES FUND, INC. - B

                                   ANNUAL EXPENSE RATIO
                                          1.75%

          CUMULATIVE RETURN        HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
           BEFORE FEES AND            BALANCE BEFORE         CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
    YEAR       EXPENSES              FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
     1          5.00%                   $10,500.00                 3.25%              $10,325.00      $  177.84
     2         10.25%                   $11,025.00                 6.61%              $10,660.56      $  183.62
     3         15.76%                   $11,576.25                10.07%              $11,007.03      $  189.59
     4         21.55%                   $12,155.06                13.65%              $11,364.76      $  195.75
     5         27.63%                   $12,762.82                17.34%              $11,734.11      $  202.12
     6         34.01%                   $13,400.96                21.15%              $12,115.47      $  208.68
     7         40.71%                   $14,071.00                25.09%              $12,509.23      $  215.47
     8         47.75%                   $14,774.55                29.16%              $12,915.78      $  222.47
     9         55.13%                   $15,513.28                34.32%              $13,432.41      $  131.74
     10        62.89%                   $16,288.95                39.70%              $13,969.70      $  137.01

TOTAL GAIN BEFORE FEES AND EXPENSES     $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                    $ 3,969.70
TOTAL ANNUAL FEES AND EXPENSES                                                                        $1,864.29

COLUMBIA FIXED INCOME SECURITIES FUND, INC. - C

                                  ANNUAL EXPENSE RATIO
                                         1.75%

          CUMULATIVE RETURN       HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
           BEFORE FEES AND           BALANCE BEFORE         CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
    YEAR       EXPENSES             FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
     1          5.00%                   $10,500.00                3.25%              $10,325.00      $  177.84
     2         10.25%                   $11,025.00                6.61%              $10,660.56      $  183.62
     3         15.76%                   $11,576.25               10.07%              $11,007.03      $  189.59
     4         21.55%                   $12,155.06               13.65%              $11,364.76      $  195.75
     5         27.63%                   $12,762.82               17.34%              $11,734.11      $  202.12
     6         34.01%                   $13,400.96               21.15%              $12,115.47      $  208.68
     7         40.71%                   $14,071.00               25.09%              $12,509.23      $  215.47
     8         47.75%                   $14,774.55               29.16%              $12,915.78      $  222.47
     9         55.13%                   $15,513.28               33.36%              $13,335.54      $  229.70
     10        62.89%                   $16,288.95               37.69%              $13,768.94      $  237.16

TOTAL GAIN BEFORE FEES AND EXPENSES     $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                   $ 3,768.94
TOTAL ANNUAL FEES AND EXPENSES                                                                       $2,062.40

                                      -17-

COLUMBIA FIXED INCOME SECURITIES FUND, INC. - D

                                   ANNUAL EXPENSE RATIO
                                          1.75%

          CUMULATIVE RETURN        HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
           BEFORE FEES AND            BALANCE BEFORE         CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
    YEAR       EXPENSES              FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
     1          5.00%                   $10,500.00                 3.25%              $10,325.00      $  177.84
     2         10.25%                   $11,025.00                 6.61%              $10,660.56      $  183.62
     3         15.76%                   $11,576.25                10.07%              $11,007.03      $  189.59
     4         21.55%                   $12,155.06                13.65%              $11,364.76      $  195.75
     5         27.63%                   $12,762.82                17.34%              $11,734.11      $  202.12
     6         34.01%                   $13,400.96                21.15%              $12,115.47      $  208.68
     7         40.71%                   $14,071.00                25.09%              $12,509.23      $  215.47
     8         47.75%                   $14,774.55                29.16%              $12,915.78      $  222.47
     9         55.13%                   $15,513.28                33.36%              $13,335.54      $  229.70
     10        62.89%                   $16,288.95                37.69%              $13,768.94      $  237.16

TOTAL GAIN BEFORE FEES AND EXPENSES     $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                    $ 3,768.94
TOTAL ANNUAL FEES AND EXPENSES                                                                        $2,062.40

COLUMBIA FIXED INCOME SECURITIES FUND, INC. - Z

                                 ANNUAL EXPENSE RATIO
                                        0.75%

          CUMULATIVE RETURN      HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
           BEFORE FEES AND          BALANCE BEFORE         CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
    YEAR       EXPENSES            FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
     1          5.00%                 $10,500.00                 4.25%              $10,425.00      $   76.59
     2         10.25%                 $11,025.00                 8.68%              $10,868.06      $   79.85
     3         15.76%                 $11,576.25                13.30%              $11,329.96      $   83.24
     4         21.55%                 $12,155.06                18.11%              $11,811.48      $   86.78
     5         27.63%                 $12,762.82                23.13%              $12,313.47      $   90.47
     6         34.01%                 $13,400.96                28.37%              $12,836.79      $   94.31
     7         40.71%                 $14,071.00                33.82%              $13,382.35      $   98.32
     8         47.75%                 $14,774.55                39.51%              $13,951.10      $  102.50
     9         55.13%                 $15,513.28                45.44%              $14,544.02      $  106.86
     10        62.89%                 $16,288.95                51.62%              $15,162.14      $  111.40

TOTAL GAIN BEFORE FEES AND EXPENSES   $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $ 5,162.14
TOTAL ANNUAL FEES AND EXPENSES                                                                      $  930.32

COLUMBIA HIGH YIELD FUND, INC. - A

                         ANNUAL EXPENSE RATIO
                                1.00%

      CUMULATIVE RETURN  HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
       BEFORE FEES AND      BALANCE BEFORE         CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
YEAR       EXPENSES        FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
 1          5.00%             $10,001.25                 4.00%              $ 9,906.00      $  572.15
 2         10.25%             $10,501.31                 8.16%              $10,302.24      $  101.04
 3         15.76%             $11,026.38                12.49%              $10,714.33      $  105.08
 4         21.55%             $11,577.70                16.99%              $11,142.90      $  109.29

     5         27.63%                 $12,156.58                21.67%              $11,588.62      $  113.66
     6         34.01%                 $12,764.41                26.53%              $12,052.16      $  118.20
     7         40.71%                 $13,402.63                31.59%              $12,534.25      $  122.93
     8         47.75%                 $14,072.76                36.86%              $13,035.62      $  127.85
     9         55.13%                 $14,776.40                42.33%              $13,557.05      $  132.96
     10        62.89%                 $15,515.22                48.02%              $14,099.33      $  138.28

TOTAL GAIN BEFORE FEES AND EXPENSES   $ 5,990.22
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $ 4,574.33
TOTAL ANNUAL FEES AND EXPENSES                                                                      $1,641.44

COLUMBIA HIGH YIELD FUND, INC. - B

                                  ANNUAL EXPENSE RATIO
                                         1.75%

          CUMULATIVE RETURN       HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
           BEFORE FEES AND           BALANCE BEFORE         CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
    YEAR       EXPENSES             FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
     1          5.00%                  $10,500.00                 3.25%              $10,325.00      $  177.84
     2         10.25%                  $11,025.00                 6.61%              $10,660.56      $  183.62
     3         15.76%                  $11,576.25                10.07%              $11,007.03      $  189.59
     4         21.55%                  $12,155.06                13.65%              $11,364.76      $  195.75
     5         27.63%                  $12,762.82                17.34%              $11,734.11      $  202.12
     6         34.01%                  $13,400.96                21.15%              $12,115.47      $  208.68
     7         40.71%                  $14,071.00                25.09%              $12,509.23      $  215.47
     8         47.75%                  $14,774.55                29.16%              $12,915.78      $  222.47
     9         55.13%                  $15,513.28                34.32%              $13,432.41      $  131.74
     10        62.89%                  $16,288.95                39.70%              $13,969.70      $  137.01

TOTAL GAIN BEFORE FEES AND EXPENSES    $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                   $ 3,969.70
TOTAL ANNUAL FEES AND EXPENSES                                                                       $1,864.29

COLUMBIA HIGH YIELD FUND, INC. - C

                                 ANNUAL EXPENSE RATIO
                                        1.75%

          CUMULATIVE RETURN      HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
           BEFORE FEES AND          BALANCE BEFORE         CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
    YEAR       EXPENSES            FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
     1          5.00%                 $10,500.00                 3.25%              $10,325.00      $  177.84
     2         10.25%                 $11,025.00                 6.61%              $10,660.56      $  183.62
     3         15.76%                 $11,576.25                10.07%              $11,007.03      $  189.59
     4         21.55%                 $12,155.06                13.65%              $11,364.76      $  195.75
     5         27.63%                 $12,762.82                17.34%              $11,734.11      $  202.12
     6         34.01%                 $13,400.96                21.15%              $12,115.47      $  208.68
     7         40.71%                 $14,071.00                25.09%              $12,509.23      $  215.47
     8         47.75%                 $14,774.55                29.16%              $12,915.78      $  222.47
     9         55.13%                 $15,513.28                33.36%              $13,335.54      $  229.70
     10        62.89%                 $16,288.95                37.69%              $13,768.94      $  237.16

TOTAL GAIN BEFORE FEES AND EXPENSES   $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $ 3,768.94
TOTAL ANNUAL FEES AND EXPENSES                                                                      $2,062.40

COLUMBIA HIGH YIELD FUND, INC. - D

                                 ANNUAL EXPENSE RATIO
                                        1.75%

          CUMULATIVE RETURN      HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
           BEFORE FEES AND          BALANCE BEFORE         CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
    YEAR       EXPENSES            FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
     1          5.00%                 $10,500.00                 3.25%              $10,325.00      $  177.84
     2         10.25%                 $11,025.00                 6.61%              $10,660.56      $  183.62
     3         15.76%                 $11,576.25                10.07%              $11,007.03      $  189.59
     4         21.55%                 $12,155.06                13.65%              $11,364.76      $  195.75
     5         27.63%                 $12,762.82                17.34%              $11,734.11      $  202.12
     6         34.01%                 $13,400.96                21.15%              $12,115.47      $  208.68
     7         40.71%                 $14,071.00                25.09%              $12,509.23      $  215.47
     8         47.75%                 $14,774.55                29.16%              $12,915.78      $  222.47
     9         55.13%                 $15,513.28                33.36%              $13,335.54      $  229.70
     10        62.89%                 $16,288.95                37.69%              $13,768.94      $  237.16

TOTAL GAIN BEFORE FEES AND EXPENSES   $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $ 3,768.94
TOTAL ANNUAL FEES AND EXPENSES                                                                       $2,062.40

COLUMBIA HIGH YIELD FUND, INC. - Z

                                 ANNUAL EXPENSE RATIO
                                        0.75%

          CUMULATIVE RETURN      HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
           BEFORE FEES AND          BALANCE BEFORE         CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
    YEAR       EXPENSES            FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
     1          5.00%                 $10,500.00                 4.25%              $10,425.00      $   76.59
     2         10.25%                 $11,025.00                 8.68%              $10,868.06      $   79.85
     3         15.76%                 $11,576.25                13.30%              $11,329.96      $   83.24
     4         21.55%                 $12,155.06                18.11%              $11,811.48      $   86.78
     5         27.63%                 $12,762.82                23.13%              $12,313.47      $   90.47
     6         34.01%                 $13,400.96                28.37%              $12,836.79      $   94.31
     7         40.71%                 $14,071.00                33.82%              $13,382.35      $   98.32
     8         47.75%                 $14,774.55                39.51%              $13,951.10      $  102.50
     9         55.13%                 $15,513.28                45.44%              $14,544.02      $  106.86
     10        62.89%                 $16,288.95                51.62%              $15,162.14      $  111.40

TOTAL GAIN BEFORE FEES AND EXPENSES   $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $ 5,162.14
TOTAL ANNUAL FEES AND EXPENSES                                                                      $  930.32

COLUMBIA INTERNATIONAL STOCK FUND, INC. - A

                         ANNUAL EXPENSE RATIO
                                1.57%

      CUMULATIVE RETURN  HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
       BEFORE FEES AND      BALANCE BEFORE         CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
YEAR       EXPENSES        FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
 1          5.00%              $9,896.25                 3.43%               $9,748.28      $  725.51
 2         10.25%             $10,391.06                 6.98%              $10,082.64      $  155.67
 3         15.76%             $10,910.62                10.65%              $10,428.48      $  161.01
 4         21.55%             $11,456.15                14.44%              $10,786.17      $  166.54
 5         27.63%             $12,028.95                18.37%              $11,156.14      $  172.25

      6             34.01%                     $12,630.40               22.43%                  $11,538.80      $  178.16
      7             40.71%                     $13,261.92               26.63%                  $11,934.58      $  184.27
      8             47.75%                     $13,925.02               30.97%                  $12,343.93      $  190.59
      9             55.13%                     $14,621.27               35.46%                  $12,767.33      $  197.12
      10            62.89%                     $15,352.33               40.11%                  $13,205.25      $  203.88

TOTAL GAIN BEFORE FEES AND EXPENSES            $ 5,927.33
TOTAL GAIN AFTER FEES AND EXPENSES                                                              $ 3,780.25
TOTAL ANNUAL FEES AND EXPENSES                                                                                  $2,335.00

COLUMBIA INTERNATIONAL STOCK FUND, INC. - B

                                        ANNUAL EXPENSE RATIO
                                                 2.32%

               CUMULATIVE RETURN        HYPOTHETICAL YEAR-END                              HYPOTHETICAL YEAR     ANNUAL
                BEFORE FEES AND             BALANCE BEFORE          CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
     YEAR          EXPENSES                FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
      1              5.00%                     $10,500.00                2.68%                  $10,268.00      $  235.11
      2             10.25%                     $11,025.00                5.43%                  $10,543.18      $  241.41
      3             15.76%                     $11,576.25                8.26%                  $10,825.74      $  247.88
      4             21.55%                     $12,155.06               11.16%                  $11,115.87      $  254.52
      5             27.63%                     $12,762.82               14.14%                  $11,413.77      $  261.34
      6             34.01%                     $13,400.96               17.20%                  $11,719.66      $  268.35
      7             40.71%                     $14,071.00               20.34%                  $12,033.75      $  275.54
      8             47.75%                     $14,774.55               23.56%                  $12,356.26      $  282.92
      9             55.13%                     $15,513.28               27.80%                  $12,780.08      $  197.32
      10            62.89%                     $16,288.95               32.18%                  $13,218.43      $  204.09

TOTAL GAIN BEFORE FEES AND EXPENSES            $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                              $ 3,218.43
TOTAL ANNUAL FEES AND EXPENSES                                                                                  $2,468.48

COLUMBIA INTERNATIONAL STOCK FUND, INC. - C

                                        ANNUAL EXPENSE RATIO
                                                 2.32%

               CUMULATIVE RETURN        HYPOTHETICAL YEAR-END                              HYPOTHETICAL YEAR     ANNUAL
                BEFORE FEES AND             BALANCE BEFORE          CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
     YEAR          EXPENSES                FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
      1              5.00%                     $10,500.00                2.68%                  $10,268.00      $  235.11
      2             10.25%                     $11,025.00                5.43%                  $10,543.18      $  241.41
      3             15.76%                     $11,576.25                8.26%                  $10,825.74      $  247.88
      4             21.55%                     $12,155.06               11.16%                  $11,115.87      $  254.52
      5             27.63%                     $12,762.82               14.14%                  $11,413.77      $  261.34
      6             34.01%                     $13,400.96               17.20%                  $11,719.66      $  268.35
      7             40.71%                     $14,071.00               20.34%                  $12,033.75      $  275.54
      8             47.75%                     $14,774.55               23.56%                  $12,356.26      $  282.92
      9             55.13%                     $15,513.28               26.87%                  $12,687.40      $  290.51
      10            62.89%                     $16,288.95               30.27%                  $13,027.43      $  298.29

TOTAL GAIN BEFORE FEES AND EXPENSES            $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                              $ 3,027.43
TOTAL ANNUAL FEES AND EXPENSES                                                                                  $2,655.87

COLUMBIA INTERNATIONAL STOCK FUND, INC. - D

                                        ANNUAL EXPENSE RATIO
                                                 2.32%

               CUMULATIVE RETURN        HYPOTHETICAL YEAR-END                              HYPOTHETICAL YEAR     ANNUAL
                BEFORE FEES AND             BALANCE BEFORE          CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
     YEAR          EXPENSES                FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
      1              5.00%                     $10,500.00                2.68%                  $10,268.00       $ 235.11
      2             10.25%                     $11,025.00                5.43%                  $10,543.18       $ 241.41
      3             15.76%                     $11,576.25                8.26%                  $10,825.74       $ 247.88
      4             21.55%                     $12,155.06               11.16%                  $11,115.87       $ 254.52
      5             27.63%                     $12,762.82               14.14%                  $11,413.77       $ 261.34
      6             34.01%                     $13,400.96               17.20%                  $11,719.66       $ 268.35
      7             40.71%                     $14,071.00               20.34%                  $12,033.75       $ 275.54
      8             47.75%                     $14,774.55               23.56%                  $12,356.26       $ 282.92
      9             55.13%                     $15,513.28               26.87%                  $12,687.40       $ 290.51
      10            62.89%                     $16,288.95               30.27%                  $13,027.43       $ 298.29

TOTAL GAIN BEFORE FEES AND EXPENSES            $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                              $ 3,027.43
TOTAL ANNUAL FEES AND EXPENSES                                                                                  $2,655.87

COLUMBIA INTERNATIONAL STOCK FUND, INC. - G

                                        ANNUAL EXPENSE RATIO
                                                 2.17%

               CUMULATIVE RETURN        HYPOTHETICAL YEAR-END                              HYPOTHETICAL YEAR     ANNUAL
                BEFORE FEES AND             BALANCE BEFORE          CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
     YEAR          EXPENSES                FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
      1              5.00%                     $10,500.00                2.83%                  $10,283.00      $  220.07
      2             10.25%                     $11,025.00                5.74%                  $10,574.01      $  226.30
      3             15.76%                     $11,576.25                8.73%                  $10,873.25      $  232.70
      4             21.55%                     $12,155.06               11.81%                  $11,180.97      $  239.29
      5             27.63%                     $12,762.82               14.97%                  $11,497.39      $  246.06
      6             34.01%                     $13,400.96               18.23%                  $11,822.76      $  253.02
      7             40.71%                     $14,071.00               21.57%                  $12,157.35      $  260.18
      8             47.75%                     $14,774.55               25.01%                  $12,501.40      $  267.55
      9             55.13%                     $15,513.28               29.30%                  $12,930.20      $  199.64
      10            62.89%                     $16,288.95               33.74%                  $13,373.70      $  206.49

TOTAL GAIN BEFORE FEES AND EXPENSES            $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                              $ 3,373.70
TOTAL ANNUAL FEES AND EXPENSES                                                                                  $2,351.30

COLUMBIA INTERNATIONAL STOCK FUND, INC. - Z

                                        ANNUAL EXPENSE RATIO
                                                 1.32%

               CUMULATIVE RETURN        HYPOTHETICAL YEAR-END                              HYPOTHETICAL YEAR     ANNUAL
                BEFORE FEES AND             BALANCE BEFORE          CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR               EXPENSES                FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
 1                   5.00%                     $10,500.00                3.68%                  $10,368.00      $  134.43
 2                  10.25%                     $11,025.00                7.50%                  $10,749.54      $  139.38
 3                  15.76%                     $11,576.25               11.45%                  $11,145.13      $  144.50
 4                  21.55%                     $12,155.06               15.55%                  $11,555.27      $  149.82

      5             27.63%                     $12,762.82               19.80%                  $11,980.50      $  155.34
      6             34.01%                     $13,400.96               24.21%                  $12,421.38      $  161.05
      7             40.71%                     $14,071.00               28.78%                  $12,878.49      $  166.98
      8             47.75%                     $14,774.55               33.52%                  $13,352.42      $  173.12
      9             55.13%                     $15,513.28               38.44%                  $13,843.79      $  179.49
      10            62.89%                     $16,288.95               43.53%                  $14,353.24      $  186.10

TOTAL GAIN BEFORE FEES AND EXPENSES            $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                              $ 4,353.24
TOTAL ANNUAL FEES AND EXPENSES                                                                                  $1,590.21

COLUMBIA OREGON MUNICIPAL BOND FUND, INC. - A

                                        ANNUAL EXPENSE RATIO
                                                 0.91%

               CUMULATIVE RETURN        HYPOTHETICAL YEAR-END                              HYPOTHETICAL YEAR     ANNUAL
                BEFORE FEES AND             BALANCE BEFORE          CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
     YEAR          EXPENSES                FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
      1              5.00%                     $10,001.25                4.09%                  $ 9,914.57      $  563.45
      2             10.25%                     $10,501.31                8.35%                  $10,320.08      $   92.07
      3             15.76%                     $11,026.38               12.78%                  $10,742.17      $   95.83
      4             21.55%                     $11,577.70               17.39%                  $11,181.52      $   99.75
      5             27.63%                     $12,156.58               22.19%                  $11,638.85      $  103.83
      6             34.01%                     $12,764.41               27.19%                  $12,114.88      $  108.08
      7             40.71%                     $13,402.63               32.39%                  $12,610.38      $  112.50
      8             47.75%                     $14,072.76               37.81%                  $13,126.14      $  117.10
      9             55.13%                     $14,776.40               43.44%                  $13,663.00      $  121.89
      10            62.89%                     $15,515.22               49.31%                  $14,221.82      $  126.88

TOTAL GAIN BEFORE FEES AND EXPENSES            $ 5,990.22
TOTAL GAIN AFTER FEES AND EXPENSES                                                              $ 4,696.82
TOTAL ANNUAL FEES AND EXPENSES                                                                                  $1,541.38

COLUMBIA OREGON MUNICIPAL BOND FUND, INC. - B

                                        ANNUAL EXPENSE RATIO
                                                 1.66%

               CUMULATIVE RETURN        HYPOTHETICAL YEAR-END                              HYPOTHETICAL YEAR     ANNUAL
                BEFORE FEES AND             BALANCE BEFORE          CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
     YEAR          EXPENSES                FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
      1              5.00%                     $10,500.00                3.34%                  $10,334.00      $  168.77
      2             10.25%                     $11,025.00                6.79%                  $10,679.16      $  174.41
      3             15.76%                     $11,576.25               10.36%                  $11,035.84      $  180.23
      4             21.55%                     $12,155.06               14.04%                  $11,404.44      $  186.25
      5             27.63%                     $12,762.82               17.85%                  $11,785.34      $  192.48
      6             34.01%                     $13,400.96               21.79%                  $12,178.98      $  198.90
      7             40.71%                     $14,071.00               25.86%                  $12,585.75      $  205.55
      8             47.75%                     $14,774.55               30.06%                  $13,006.12      $  212.41
      9             55.13%                     $15,513.28               35.38%                  $13,538.07      $  120.78
      10            62.89%                     $16,288.95               40.92%                  $14,091.77      $  125.72

TOTAL GAIN BEFORE FEES AND EXPENSES            $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                              $ 4,091.77
TOTAL ANNUAL FEES AND EXPENSES                                                                                  $1,765.50

COLUMBIA OREGON MUNICIPAL BOND FUND, INC. - C

                                        ANNUAL EXPENSE RATIO
                                                 1.66%

               CUMULATIVE RETURN        HYPOTHETICAL YEAR-END                              HYPOTHETICAL YEAR     ANNUAL
                BEFORE FEES AND             BALANCE BEFORE          CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
     YEAR          EXPENSES                FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
      1              5.00%                     $10,500.00                3.34%                  $10,334.00      $  168.77
      2             10.25%                     $11,025.00                6.79%                  $10,679.16      $  174.41
      3             15.76%                     $11,576.25               10.36%                  $11,035.84      $  180.23
      4             21.55%                     $12,155.06               14.04%                  $11,404.44      $  186.25
      5             27.63%                     $12,762.82               17.85%                  $11,785.34      $  192.48
      6             34.01%                     $13,400.96               21.79%                  $12,178.98      $  198.90
      7             40.71%                     $14,071.00               25.86%                  $12,585.75      $  205.55
      8             47.75%                     $14,774.55               30.06%                  $13,006.12      $  212.41
      9             55.13%                     $15,513.28               34.41%                  $13,440.52      $  219.51
      10            62.89%                     $16,288.95               38.89%                  $13,889.43      $  226.84

TOTAL GAIN BEFORE FEES AND EXPENSES            $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                              $ 3,889.43
TOTAL ANNUAL FEES AND EXPENSES                                                                                  $1,965.35

COLUMBIA OREGON MUNICIPAL BOND FUND, INC. - D

                                        ANNUAL EXPENSE RATIO
                                                 1.66%

               CUMULATIVE RETURN        HYPOTHETICAL YEAR-END                              HYPOTHETICAL YEAR     ANNUAL
                BEFORE FEES AND             BALANCE BEFORE          CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
     YEAR          EXPENSES                FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
      1              5.00%                     $10,500.00                3.34%                  $10,334.00      $  168.77
      2             10.25%                     $11,025.00                6.79%                  $10,679.16      $  174.41
      3             15.76%                     $11,576.25               10.36%                  $11,035.84      $  180.23
      4             21.55%                     $12,155.06               14.04%                  $11,404.44      $  186.25
      5             27.63%                     $12,762.82               17.85%                  $11,785.34      $  192.48
      6             34.01%                     $13,400.96               21.79%                  $12,178.98      $  198.90
      7             40.71%                     $14,071.00               25.86%                  $12,585.75      $  205.55
      8             47.75%                     $14,774.55               30.06%                  $13,006.12      $  212.41
      9             55.13%                     $15,513.28               34.41%                  $13,440.52      $  219.51
      10            62.89%                     $16,288.95               38.89%                  $13,889.43      $  226.84

TOTAL GAIN BEFORE FEES AND EXPENSES            $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                              $ 3,889.43
TOTAL ANNUAL FEES AND EXPENSES                                                                                  $1,965.35

COLUMBIA OREGON MUNICIPAL BOND FUND, INC. - Z

                                        ANNUAL EXPENSE RATIO
                                                 0.66%

               CUMULATIVE RETURN        HYPOTHETICAL YEAR-END                              HYPOTHETICAL YEAR     ANNUAL
                BEFORE FEES AND             BALANCE BEFORE          CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR               EXPENSES                FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
 1                   5.00%                     $10,500.00                4.34%                  $10,434.00      $   67.43
 2                  10.25%                     $11,025.00                8.87%                  $10,886.84      $   70.36
 3                  15.76%                     $11,576.25               13.59%                  $11,359.32      $   73.41

      4             21.55%                     $12,155.06               18.52%                  $11,852.32      $   76.60
      5             27.63%                     $12,762.82               23.67%                  $12,366.71      $   79.92
      6             34.01%                     $13,400.96               29.03%                  $12,903.42      $   83.39
      7             40.71%                     $14,071.00               34.63%                  $13,463.43      $   87.01
      8             47.75%                     $14,774.55               40.48%                  $14,047.75      $   90.79
      9             55.13%                     $15,513.28               46.57%                  $14,657.42      $   94.73
      10            62.89%                     $16,288.95               52.94%                  $15,293.55      $   98.84

TOTAL GAIN BEFORE FEES AND EXPENSES            $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                              $ 5,293.55
TOTAL ANNUAL FEES AND EXPENSES                                                                                  $  822.48

COLUMBIA REAL ESTATE EQUITY FUND, INC. - A

                                        ANNUAL EXPENSE RATIO
                                                 1.20%

               CUMULATIVE RETURN        HYPOTHETICAL YEAR-END                              HYPOTHETICAL YEAR     ANNUAL
                BEFORE FEES AND             BALANCE BEFORE          CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
     YEAR          EXPENSES                FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
      1              5.00%                     $ 9,896.25                3.80%                  $ 9,783.15      $  690.25
      2             10.25%                     $10,391.06                7.74%                  $10,154.91      $  119.63
      3             15.76%                     $10,910.62               11.84%                  $10,540.80      $  124.17
      4             21.55%                     $11,456.15               16.09%                  $10,941.35      $  128.89
      5             27.63%                     $12,028.95               20.50%                  $11,357.12      $  133.79
      6             34.01%                     $12,630.40               25.08%                  $11,788.69      $  138.87
      7             40.71%                     $13,261.92               29.83%                  $12,236.66      $  144.15
      8             47.75%                     $13,925.02               34.77%                  $12,701.65      $  149.63
      9             55.13%                     $14,621.27               39.89%                  $13,184.31      $  155.32
      10            62.89%                     $15,352.33               45.20%                  $13,685.32      $  161.22

TOTAL GAIN BEFORE FEES AND EXPENSES            $ 5,927.33
TOTAL GAIN AFTER FEES AND EXPENSES                                                              $ 4,260.32
TOTAL ANNUAL FEES AND EXPENSES                                                                                  $1,945.92

COLUMBIA REAL ESTATE EQUITY FUND, INC. - B

                                        ANNUAL EXPENSE RATIO
                                                 1.95%

               CUMULATIVE RETURN        HYPOTHETICAL YEAR-END                              HYPOTHETICAL YEAR     ANNUAL
                BEFORE FEES AND             BALANCE BEFORE          CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
     YEAR          EXPENSES                FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
      1              5.00%                     $10,500.00                3.05%                  $10,305.00      $  197.97
      2             10.25%                     $11,025.00                6.19%                  $10,619.30      $  204.01
      3             15.76%                     $11,576.25                9.43%                  $10,943.19      $  210.23
      4             21.55%                     $12,155.06               12.77%                  $11,276.96      $  216.65
      5             27.63%                     $12,762.82               16.21%                  $11,620.91      $  223.25
      6             34.01%                     $13,400.96               19.75%                  $11,975.34      $  230.06
      7             40.71%                     $14,071.00               23.41%                  $12,340.59      $  237.08
      8             47.75%                     $14,774.55               27.17%                  $12,716.98      $  244.31
      9             55.13%                     $15,513.28               32.00%                  $13,200.22      $  155.50
      10            62.89%                     $16,288.95               37.02%                  $13,701.83      $  161.41

TOTAL GAIN BEFORE FEES AND EXPENSES            $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                              $ 3,701.83
TOTAL ANNUAL FEES AND EXPENSES                                                                                  $2,080.47

COLUMBIA REAL ESTATE EQUITY FUND, INC. - C

                                        ANNUAL EXPENSE RATIO
                                                 1.95%

               CUMULATIVE RETURN        HYPOTHETICAL YEAR-END                              HYPOTHETICAL YEAR     ANNUAL
                BEFORE FEES AND             BALANCE BEFORE          CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
     YEAR          EXPENSES                FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
      1              5.00%                     $10,500.00                3.05%                  $10,305.00      $  197.97
      2             10.25%                     $11,025.00                6.19%                  $10,619.30      $  204.01
      3             15.76%                     $11,576.25                9.43%                  $10,943.19      $  210.23
      4             21.55%                     $12,155.06               12.77%                  $11,276.96      $  216.65
      5             27.63%                     $12,762.82               16.21%                  $11,620.91      $  223.25
      6             34.01%                     $13,400.96               19.75%                  $11,975.34      $  230.06
      7             40.71%                     $14,071.00               23.41%                  $12,340.59      $  237.08
      8             47.75%                     $14,774.55               27.17%                  $12,716.98      $  244.31
      9             55.13%                     $15,513.28               31.05%                  $13,104.85      $  251.76
      10            62.89%                     $16,288.95               35.05%                  $13,504.55      $  259.44

TOTAL GAIN BEFORE FEES AND EXPENSES            $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                              $ 3,504.55
TOTAL ANNUAL FEES AND EXPENSES                                                                                  $2,274.76

COLUMBIA REAL ESTATE EQUITY FUND, INC. - D

                                        ANNUAL EXPENSE RATIO
                                                 1.95%

               CUMULATIVE RETURN        HYPOTHETICAL YEAR-END                              HYPOTHETICAL YEAR     ANNUAL
                BEFORE FEES AND             BALANCE BEFORE          CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
     YEAR          EXPENSES                FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
      1              5.00%                     $10,500.00                3.05%                  $10,305.00      $  197.97
      2             10.25%                     $11,025.00                6.19%                  $10,619.30      $  204.01
      3             15.76%                     $11,576.25                9.43%                  $10,943.19      $  210.23
      4             21.55%                     $12,155.06               12.77%                  $11,276.96      $  216.65
      5             27.63%                     $12,762.82               16.21%                  $11,620.91      $  223.25
      6             34.01%                     $13,400.96               19.75%                  $11,975.34      $  230.06
      7             40.71%                     $14,071.00               23.41%                  $12,340.59      $  237.08
      8             47.75%                     $14,774.55               27.17%                  $12,716.98      $  244.31
      9             55.13%                     $15,513.28               31.05%                  $13,104.85      $  251.76
      10            62.89%                     $16,288.95               35.05%                  $13,504.55      $  259.44

TOTAL GAIN BEFORE FEES AND EXPENSES            $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                              $ 3,504.55
TOTAL ANNUAL FEES AND EXPENSES                                                                                  $2,274.76

COLUMBIA REAL ESTATE EQUITY FUND, INC. - Z

                                        ANNUAL EXPENSE RATIO
                                                 0.95%

               CUMULATIVE RETURN        HYPOTHETICAL YEAR-END                              HYPOTHETICAL YEAR     ANNUAL
                BEFORE FEES AND             BALANCE BEFORE          CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR               EXPENSES                FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
 1                   5.00%                     $10,500.00                4.05%                  $10,405.00      $   96.92
 2                  10.25%                     $11,025.00                8.26%                  $10,826.40      $  100.85
 3                  15.76%                     $11,576.25               12.65%                  $11,264.87      $  104.93
 4                  21.55%                     $12,155.06               17.21%                  $11,721.10      $  109.18

      5             27.63%                     $12,762.82               21.96%                  $12,195.80      $  113.61
      6             34.01%                     $13,400.96               26.90%                  $12,689.73      $  118.21
      7             40.71%                     $14,071.00               32.04%                  $13,203.67      $  122.99
      8             47.75%                     $14,774.55               37.38%                  $13,738.42      $  127.97
      9             55.13%                     $15,513.28               42.95%                  $14,294.82      $  133.16
      10            62.89%                     $16,288.95               48.74%                  $14,873.76      $  138.55

TOTAL GAIN BEFORE FEES AND EXPENSES            $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                              $ 4,873.76
TOTAL ANNUAL FEES AND EXPENSES                                                                                  $1,166.37

COLUMBIA SHORT TERM BOND FUND, INC. - A

                                        ANNUAL EXPENSE RATIO
                                                 0.94%

               CUMULATIVE RETURN        HYPOTHETICAL YEAR-END                              HYPOTHETICAL YEAR     ANNUAL
                BEFORE FEES AND             BALANCE BEFORE          CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
     YEAR          EXPENSES                FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
      1              5.00%                     $10,001.25                4.06%                  $ 9,911.72      $  566.35
      2             10.25%                     $10,501.31                8.28%                  $10,314.13      $   95.06
      3             15.76%                     $11,026.38               12.68%                  $10,732.88      $   98.92
      4             21.55%                     $11,577.70               17.26%                  $11,168.64      $  102.94
      5             27.63%                     $12,156.58               22.02%                  $11,622.09      $  107.12
      6             34.01%                     $12,764.41               26.97%                  $12,093.94      $  111.47
      7             40.71%                     $13,402.63               32.13%                  $12,584.96      $  115.99
      8             47.75%                     $14,072.76               37.49%                  $13,095.91      $  120.70
      9             55.13%                     $14,776.40               43.07%                  $13,627.60      $  125.60
      10            62.89%                     $15,515.22               48.88%                  $14,180.88      $  130.70

TOTAL GAIN BEFORE FEES AND EXPENSES            $ 5,990.22
TOTAL GAIN AFTER FEES AND EXPENSES                                                              $ 4,655.88
TOTAL ANNUAL FEES AND EXPENSES                                                                                   $1,574.85

COLUMBIA SHORT TERM BOND FUND, INC. - B

                                        ANNUAL EXPENSE RATIO
                                                 1.69%

               CUMULATIVE RETURN        HYPOTHETICAL YEAR-END                              HYPOTHETICAL YEAR     ANNUAL
                BEFORE FEES AND             BALANCE BEFORE          CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
     YEAR          EXPENSES                FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
      1              5.00%                     $10,500.00                3.31%                  $10,331.00      $  171.80
      2             10.25%                     $11,025.00                6.73%                  $10,672.96      $  177.48
      3             15.76%                     $11,576.25               10.26%                  $11,026.23      $  183.36
      4             21.55%                     $12,155.06               13.91%                  $11,391.20      $  189.43
      5             27.63%                     $12,762.82               17.68%                  $11,768.25      $  195.70
      6             34.01%                     $13,400.96               21.58%                  $12,157.78      $  202.17
      7             40.71%                     $14,071.00               25.60%                  $12,560.20      $  208.87
      8             47.75%                     $14,774.55               29.76%                  $12,975.94      $  215.78
      9             55.13%                     $15,513.28               35.03%                  $13,502.77      $  124.45
      10            62.89%                     $16,288.95               40.51%                  $14,050.98      $  129.50

TOTAL GAIN BEFORE FEES AND EXPENSES            $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                              $ 4,050.98
TOTAL ANNUAL FEES AND EXPENSES                                                                                  $1,798.54

COLUMBIA SHORT TERM BOND FUND, INC. - C

                                        ANNUAL EXPENSE RATIO
                                                 1.69%

               CUMULATIVE RETURN        HYPOTHETICAL YEAR-END                              HYPOTHETICAL YEAR     ANNUAL
                BEFORE FEES AND             BALANCE BEFORE          CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
     YEAR          EXPENSES                FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
      1              5.00%                     $10,500.00                3.31%                  $10,331.00      $  171.80
      2             10.25%                     $11,025.00                6.73%                  $10,672.96      $  177.48
      3             15.76%                     $11,576.25               10.26%                  $11,026.23      $  183.36
      4             21.55%                     $12,155.06               13.91%                  $11,391.20      $  189.43
      5             27.63%                     $12,762.82               17.68%                  $11,768.25      $  195.70
      6             34.01%                     $13,400.96               21.58%                  $12,157.78      $  202.17
      7             40.71%                     $14,071.00               25.60%                  $12,560.20      $  208.87
      8             47.75%                     $14,774.55               29.76%                  $12,975.94      $  215.78
      9             55.13%                     $15,513.28               34.05%                  $13,405.45      $  222.92
      10            62.89%                     $16,288.95               38.49%                  $13,849.17      $  230.30

TOTAL GAIN BEFORE FEES AND EXPENSES            $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                              $ 3,849.17
TOTAL ANNUAL FEES AND EXPENSES                                                                                  $1,997.81

COLUMBIA SHORT TERM BOND FUND, INC. - D

                                        ANNUAL EXPENSE RATIO
                                                 1.69%

               CUMULATIVE RETURN        HYPOTHETICAL YEAR-END                              HYPOTHETICAL YEAR     ANNUAL
                BEFORE FEES AND             BALANCE BEFORE          CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
     YEAR          EXPENSES                FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
      1              5.00%                     $10,500.00                3.31%                  $10,331.00      $  171.80
      2             10.25%                     $11,025.00                6.73%                  $10,672.96      $  177.48
      3             15.76%                     $11,576.25               10.26%                  $11,026.23      $  183.36
      4             21.55%                     $12,155.06               13.91%                  $11,391.20      $  189.43
      5             27.63%                     $12,762.82               17.68%                  $11,768.25      $  195.70
      6             34.01%                     $13,400.96               21.58%                  $12,157.78      $  202.17
      7             40.71%                     $14,071.00               25.60%                  $12,560.20      $  208.87
      8             47.75%                     $14,774.55               29.76%                  $12,975.94      $  215.78
      9             55.13%                     $15,513.28               34.05%                  $13,405.45      $  222.92
      10            62.89%                     $16,288.95               38.49%                  $13,849.17      $  230.30

TOTAL GAIN BEFORE FEES AND EXPENSES            $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                              $ 3,849.17
TOTAL ANNUAL FEES AND EXPENSES                                                                                  $1,997.81

COLUMBIA SHORT TERM BOND FUND, INC. - G

                                        ANNUAL EXPENSE RATIO
                                                 1.49%

               CUMULATIVE RETURN        HYPOTHETICAL YEAR-END                              HYPOTHETICAL YEAR     ANNUAL
                BEFORE FEES AND             BALANCE BEFORE          CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR               EXPENSES                FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
 1                   5.00%                     $10,500.00                3.51%                  $10,351.00      $  151.61
 2                  10.25%                     $11,025.00                7.14%                  $10,714.32      $  156.94
 3                  15.76%                     $11,576.25               10.90%                  $11,090.39      $  162.45

      4             21.55%                     $12,155.06               14.80%                  $11,479.67      $  168.15
      5             27.63%                     $12,762.82               18.83%                  $11,882.60      $  174.05
      6             34.01%                     $13,400.96               23.00%                  $12,299.68      $  180.16
      7             40.71%                     $14,071.00               27.31%                  $12,731.40      $  186.48
      8             47.75%                     $14,774.55               31.78%                  $13,178.27      $  193.03
      9             55.13%                     $15,513.28               37.26%                  $13,726.49      $  113.00
      10            62.89%                     $16,288.95               42.98%                  $14,297.51      $  117.70

TOTAL GAIN BEFORE FEES AND EXPENSES            $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                              $ 4,297.51
TOTAL ANNUAL FEES AND EXPENSES                                                                                  $1,603.57

COLUMBIA SHORT TERM BOND FUND, INC. - T

                                        ANNUAL EXPENSE RATIO
                                                 0.84%

               CUMULATIVE RETURN        HYPOTHETICAL YEAR-END                              HYPOTHETICAL YEAR     ANNUAL
                BEFORE FEES AND             BALANCE BEFORE          CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
     YEAR          EXPENSES                FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
      1              5.00%                     $10,001.25                4.16%                  $ 9,921.24      $  556.67
      2             10.25%                     $10,501.31                8.49%                  $10,333.96      $   85.07
      3             15.76%                     $11,026.38               13.01%                  $10,763.86      $   88.61
      4             21.55%                     $11,577.70               17.71%                  $11,211.63      $   92.30
      5             27.63%                     $12,156.58               22.60%                  $11,678.04      $   96.14
      6             34.01%                     $12,764.41               27.70%                  $12,163.84      $  100.14
      7             40.71%                     $13,402.63               33.02%                  $12,669.86      $  104.30
      8             47.75%                     $14,072.76               38.55%                  $13,196.93      $  108.64
      9             55.13%                     $14,776.40               44.31%                  $13,745.92      $  113.16
      10            62.89%                     $15,515.22               50.32%                  $14,317.75      $  117.87

TOTAL GAIN BEFORE FEES AND EXPENSES            $ 5,990.22
TOTAL GAIN AFTER FEES AND EXPENSES                                                              $ 4,792.75
TOTAL ANNUAL FEES AND EXPENSES                                                                                  $1,462.90

COLUMBIA SHORT TERM BOND FUND, INC. - Z

                                        ANNUAL EXPENSE RATIO
                                                 0.69%

               CUMULATIVE RETURN        HYPOTHETICAL YEAR-END                              HYPOTHETICAL YEAR     ANNUAL
                BEFORE FEES AND             BALANCE BEFORE          CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
     YEAR          EXPENSES                FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
      1              5.00%                     $10,500.00                4.31%                  $10,431.00      $  70.49
      2             10.25%                     $11,025.00                8.81%                  $10,880.58      $  73.52
      3             15.76%                     $11,576.25               13.50%                  $11,349.53      $  76.69
      4             21.55%                     $12,155.06               18.39%                  $11,838.69      $  80.00
      5             27.63%                     $12,762.82               23.49%                  $12,348.94      $  83.45
      6             34.01%                     $13,400.96               28.81%                  $12,881.18      $  87.04
      7             40.71%                     $14,071.00               34.36%                  $13,436.36      $  90.80
      8             47.75%                     $14,774.55               40.15%                  $14,015.47      $  94.71
      9             55.13%                     $15,513.28               46.20%                  $14,619.53      $  98.79
      10            62.89%                     $16,288.95               52.50%                  $15,249.64      $ 103.05

TOTAL GAIN BEFORE FEES AND EXPENSES            $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                              $ 5,249.64
TOTAL ANNUAL FEES AND EXPENSES                                                                                  $ 858.54

COLUMBIA SMALL CAP GROWTH FUND, INC. - Z

                                        ANNUAL EXPENSE RATIO
                                                 1.02%

               CUMULATIVE RETURN        HYPOTHETICAL YEAR-END                              HYPOTHETICAL YEAR     ANNUAL
                BEFORE FEES AND             BALANCE BEFORE          CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
     YEAR          EXPENSES                FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
      1              5.00%                     $10,500.00                3.98%                  $10,398.00      $  104.03
      2             10.25%                     $11,025.00                8.12%                  $10,811.84      $  108.17
      3             15.76%                     $11,576.25               12.42%                  $11,242.15      $  112.48
      4             21.55%                     $12,155.06               16.90%                  $11,689.59      $  116.95
      5             27.63%                     $12,762.82               21.55%                  $12,154.83      $  121.61
      6             34.01%                     $13,400.96               26.39%                  $12,638.60      $  126.45
      7             40.71%                     $14,071.00               31.42%                  $13,141.61      $  131.48
      8             47.75%                     $14,774.55               36.65%                  $13,664.65      $  136.71
      9             55.13%                     $15,513.28               42.09%                  $14,208.50      $  142.15
      10            62.89%                     $16,288.95               47.74%                  $14,774.00      $  147.81

TOTAL GAIN BEFORE FEES AND EXPENSES            $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                              $ 4,774.00
TOTAL ANNUAL FEES AND EXPENSES                                                                                  $1,247.84

COLUMBIA MID CAP GROWTH FUND, INC. - A

                                        ANNUAL EXPENSE RATIO
                                                 1.36%

               CUMULATIVE RETURN        HYPOTHETICAL YEAR-END                              HYPOTHETICAL YEAR     ANNUAL
                BEFORE FEES AND             BALANCE BEFORE          CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
     YEAR          EXPENSES                FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
      1              5.00%                     $ 9,896.25                3.64%                  $ 9,768.07      $  705.51
      2             10.25%                     $10,391.06                7.41%                  $10,123.63      $  135.26
      3             15.76%                     $10,910.62               11.32%                  $10,492.13      $  140.19
      4             21.55%                     $11,456.15               15.37%                  $10,874.04      $  145.29
      5             27.63%                     $12,028.95               19.57%                  $11,269.86      $  150.58
      6             34.01%                     $12,630.40               23.93%                  $11,680.08      $  156.06
      7             40.71%                     $13,261.92               28.44%                  $12,105.23      $  161.74
      8             47.75%                     $13,925.02               33.11%                  $12,545.86      $  167.63
      9             55.13%                     $14,621.27               37.96%                  $13,002.53      $  173.73
      10            62.89%                     $15,352.33               42.98%                  $13,475.83      $  180.05

TOTAL GAIN BEFORE FEES AND EXPENSES            $ 5,927.33
TOTAL GAIN AFTER FEES AND EXPENSES                                                              $ 4,050.83
TOTAL ANNUAL FEES AND EXPENSES                                                                                  $2,116.04

COLUMBIA MID CAP GROWTH FUND, INC. - B

                                        ANNUAL EXPENSE RATIO
                                                 2.11%

               CUMULATIVE RETURN        HYPOTHETICAL YEAR-END                              HYPOTHETICAL YEAR     ANNUAL
                BEFORE FEES AND             BALANCE BEFORE          CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR               EXPENSES                FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
 1                   5.00%                     $10,500.00                2.89%                  $10,289.00      $  214.05
 2                  10.25%                     $11,025.00                5.86%                  $10,586.35      $  220.23
 3                  15.76%                     $11,576.25                8.92%                  $10,892.30      $  226.60
 4                  21.55%                     $12,155.06               12.07%                  $11,207.09      $  233.15
 5                  27.63%                     $12,762.82               15.31%                  $11,530.97      $  239.89

 6                   34.01%               $13,400.96                18.64%               $11,864.21     $  246.82
 7                   40.71%               $14,071.00                22.07%               $12,207.09     $  253.95
 8                   47.75%               $14,774.55                25.60%               $12,559.88     $  261.29
 9                   55.13%               $15,513.28                30.17%               $13,017.06     $  173.92
 10                  62.89%               $16,288.95                34.91%               $13,490.88     $  180.25

TOTAL GAIN BEFORE FEES AND EXPENSES       $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                       $ 3,490.88
TOTAL ANNUAL FEES AND EXPENSES                                                                          $2,250.15

COLUMBIA MID CAP GROWTH FUND, INC. - C

                                     ANNUAL EXPENSE RATIO
                                             2.11%

                CUMULATIVE RETURN    HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
                 BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
YEAR                EXPENSES           FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
 1                    5.00%                $10,500.00                2.89%               $10,289.00     $  214.05
 2                   10.25%                $11,025.00                5.86%               $10,586.35     $  220.23
 3                   15.76%                $11,576.25                8.92%               $10,892.30     $  226.60
 4                   21.55%                $12,155.06               12.07%               $11,207.09     $  233.15
 5                   27.63%                $12,762.82               15.31%               $11,530.97     $  239.89
 6                   34.01%                $13,400.96               18.64%               $11,864.21     $  246.82
 7                   40.71%                $14,071.00               22.07%               $12,207.09     $  253.95
 8                   47.75%                $14,774.55               25.60%               $12,559.88     $  261.29
 9                   55.13%                $15,513.28               29.23%               $12,922.86     $  268.84
 10                  62.89%                $16,288.95               32.96%               $13,296.33     $  276.61

TOTAL GAIN BEFORE FEES AND EXPENSES        $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                       $ 3,296.33
TOTAL ANNUAL FEES AND EXPENSES                                                                          $2,441.43

COLUMBIA MID CAP GROWTH FUND, INC. - D

                                     ANNUAL EXPENSE RATIO
                                             2.11%

                CUMULATIVE RETURN    HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
                 BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
YEAR                EXPENSES           FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
 1                      5.00%              $10,500.00                 2.89%              $10,289.00     $  214.05
 2                     10.25%              $11,025.00                 5.86%              $10,586.35     $  220.23
 3                     15.76%              $11,576.25                 8.92%              $10,892.30     $  226.60
 4                     21.55%              $12,155.06                12.07%              $11,207.09     $  233.15
 5                     27.63%              $12,762.82                15.31%              $11,530.97     $  239.89
 6                     34.01%              $13,400.96                18.64%              $11,864.21     $  246.82
 7                     40.71%              $14,071.00                22.07%              $12,207.09     $  253.95
 8                     47.75%              $14,774.55                25.60%              $12,559.88     $  261.29
 9                     55.13%              $15,513.28                29.23%              $12,922.86     $  268.84
 10                    62.89%              $16,288.95                32.96%              $13,296.33     $  276.61

TOTAL GAIN BEFORE FEES AND EXPENSES        $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                       $ 3,296.33
TOTAL ANNUAL FEES AND EXPENSES                                                                          $2,441.43

COLUMBIA MID CAP GROWTH FUND, INC. - G

                                     ANNUAL EXPENSE RATIO
                                             2.06%

                CUMULATIVE RETURN    HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
                 BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
YEAR                EXPENSES           FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
 1                       5.00%             $10,500.00                2.94%               $10,294.00     $  209.03
 2                      10.25%             $11,025.00                5.97%               $10,596.64     $  215.17
 3                      15.76%             $11,576.25                9.08%               $10,908.18     $  221.50
 4                      21.55%             $12,155.06               12.29%               $11,228.89     $  228.01
 5                      27.63%             $12,762.82               15.59%               $11,559.01     $  234.72
 6                      34.01%             $13,400.96               18.99%               $11,898.85     $  241.62
 7                      40.71%             $14,071.00               22.49%               $12,248.68     $  248.72
 8                      47.75%             $14,774.55               26.09%               $12,608.79     $  256.03
 9                      55.13%             $15,513.28               30.61%               $13,061.44     $  180.98
 10                     62.89%             $16,288.95               35.30%               $13,530.35     $  187.47

TOTAL GAIN BEFORE FEES AND EXPENSES        $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                       $ 3,530.35
TOTAL ANNUAL FEES AND EXPENSES                                                                          $2,223.25

COLUMBIA MID CAP GROWTH FUND, INC. - T

                                     ANNUAL EXPENSE RATIO
                                             1.41%

                CUMULATIVE RETURN    HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
                 BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
YEAR                EXPENSES           FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
 1                    5.00%                $ 9,896.25                3.59%               $ 9,763.36     $  710.28
 2                   10.25%                $10,391.06                7.31%               $10,113.86     $  140.13
 3                   15.76%                $10,910.62               11.16%               $10,476.95     $  145.17
 4                   21.55%                $11,456.15               15.15%               $10,853.07     $  150.38
 5                   27.63%                $12,028.95               19.29%               $11,242.70     $  155.78
 6                   34.01%                $12,630.40               23.57%               $11,646.31     $  161.37
 7                   40.71%                $13,261.92               28.00%               $12,064.41     $  167.16
 8                   47.75%                $13,925.02               32.60%               $12,497.53     $  173.16
 9                   55.13%                $14,621.27               37.36%               $12,946.19     $  179.38
 10                  62.89%                $15,352.33               42.29%               $13,410.95     $  185.82

TOTAL GAIN BEFORE FEES AND EXPENSES        $ 5,927.33
TOTAL GAIN AFTER FEES AND EXPENSES                                                       $ 3,985.95
TOTAL ANNUAL FEES AND EXPENSES                                                                          $2,168.63

COLUMBIA MID CAP GROWTH FUND, INC. - Z

                                     ANNUAL EXPENSE RATIO
                                             1.11%

                CUMULATIVE RETURN    HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
                 BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
YEAR                EXPENSES           FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
 1                    5.00%                $10,500.00                3.89%               $10,389.00     $  113.16
 2                   10.25%                $11,025.00                7.93%               $10,793.13     $  117.56
 3                   15.76%                $11,576.25               12.13%               $11,212.98     $  122.13
 4                   21.55%                $12,155.06               16.49%               $11,649.17     $  126.88

 5                   27.63%                $12,762.82               21.02%               $12,102.32     $  131.82
 6                   34.01%                $13,400.96               25.73%               $12,573.10     $  136.95
 7                   40.71%                $14,071.00               30.62%               $13,062.20     $  142.28
 8                   47.75%                $14,774.55               35.70%               $13,570.32     $  147.81
 9                   55.13%                $15,513.28               40.98%               $14,098.20     $  153.56
 10                  62.89%                $16,288.95               46.47%               $14,646.62     $  159.53

TOTAL GAIN BEFORE FEES AND EXPENSES        $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                       $ 4,646.62
TOTAL ANNUAL FEES AND EXPENSES                                                                          $1,351.68

COLUMBIA STRATEGIC INVESTOR FUND, INC. - A

                                     ANNUAL EXPENSE RATIO
                                             1.30%

                CUMULATIVE RETURN    HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
                 BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
YEAR                EXPENSES           FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
 1                    5.00%                $ 9,896.25                3.70%               $ 9,773.72     $  699.79
 2                   10.25%                $10,391.06                7.54%               $10,135.35     $  129.41
 3                   15.76%                $10,910.62               11.52%               $10,510.36     $  134.20
 4                   21.55%                $11,456.15               15.64%               $10,899.24     $  139.16
 5                   27.63%                $12,028.95               19.92%               $11,302.52     $  144.31
 6                   34.01%                $12,630.40               24.36%               $11,720.71     $  149.65
 7                   40.71%                $13,261.92               28.96%               $12,154.38     $  155.19
 8                   47.75%                $13,925.02               33.73%               $12,604.09     $  160.93
 9                   55.13%                $14,621.27               38.68%               $13,070.44     $  166.88
 10                  62.89%                $15,352.33               43.81%               $13,554.04     $  173.06

TOTAL GAIN BEFORE FEES AND EXPENSES        $ 5,927.33
TOTAL GAIN AFTER FEES AND EXPENSES                                                       $ 4,129.04
TOTAL ANNUAL FEES AND EXPENSES                                                                          $2,052.58

COLUMBIA STRATEGIC INVESTOR FUND, INC. - B

                                     ANNUAL EXPENSE RATIO
                                             2.05%

                CUMULATIVE RETURN    HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
                 BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
YEAR                EXPENSES           FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
 1                    5.00%                $10,500.00                2.95%               $10,295.00     $  208.02
 2                   10.25%                $11,025.00                5.99%               $10,598.70     $  214.16
 3                   15.76%                $11,576.25                9.11%               $10,911.36     $  220.48
 4                   21.55%                $12,155.06               12.33%               $11,233.25     $  226.98
 5                   27.63%                $12,762.82               15.65%               $11,564.63     $  233.68
 6                   34.01%                $13,400.96               19.06%               $11,905.79     $  240.57
 7                   40.71%                $14,071.00               22.57%               $12,257.01     $  247.67
 8                   47.75%                $14,774.55               26.19%               $12,618.59     $  254.97
 9                   55.13%                $15,513.28               30.85%               $13,085.48     $  167.08
 10                  62.89%                $16,288.95               35.70%               $13,569.64     $  173.26

TOTAL GAIN BEFORE FEES AND EXPENSES        $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                       $ 3,569.64
TOTAL ANNUAL FEES AND EXPENSES                                                                          $2,186.87

COLUMBIA STRATEGIC INVESTOR FUND, INC. - C

                                     ANNUAL EXPENSE RATIO
                                             2.05%

                CUMULATIVE RETURN    HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
                 BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
YEAR                EXPENSES           FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
 1                    5.00%                $10,500.00                2.95%               $10,295.00     $  208.02
 2                   10.25%                $11,025.00                5.99%               $10,598.70     $  214.16
 3                   15.76%                $11,576.25                9.11%               $10,911.36     $  220.48
 4                   21.55%                $12,155.06               12.33%               $11,233.25     $  226.98
 5                   27.63%                $12,762.82               15.65%               $11,564.63     $  233.68
 6                   34.01%                $13,400.96               19.06%               $11,905.79     $  240.57
 7                   40.71%                $14,071.00               22.57%               $12,257.01     $  247.67
 8                   47.75%                $14,774.55               26.19%               $12,618.59     $  254.97
 9                   55.13%                $15,513.28               29.91%               $12,990.84     $  262.50
 10                  62.89%                $16,288.95               33.74%               $13,374.07     $  270.24

TOTAL GAIN BEFORE FEES AND EXPENSES        $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                       $ 3,374.07
TOTAL ANNUAL FEES AND EXPENSES                                                                          $2,379.27

COLUMBIA STRATEGIC INVESTOR FUND, INC. - D

                                     ANNUAL EXPENSE RATIO
                                             2.05%

                CUMULATIVE RETURN    HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
                 BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
YEAR                EXPENSES           FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
 1                    5.00%                $10,500.00                2.95%               $10,295.00     $  208.02
 2                   10.25%                $11,025.00                5.99%               $10,598.70     $  214.16
 3                   15.76%                $11,576.25                9.11%               $10,911.36     $  220.48
 4                   21.55%                $12,155.06               12.33%               $11,233.25     $  226.98
 5                   27.63%                $12,762.82               15.65%               $11,564.63     $  233.68
 6                   34.01%                $13,400.96               19.06%               $11,905.79     $  240.57
 7                   40.71%                $14,071.00               22.57%               $12,257.01     $  247.67
 8                   47.75%                $14,774.55               26.19%               $12,618.59     $  254.97
 9                   55.13%                $15,513.28               29.91%               $12,990.84     $  262.50
 10                  62.89%                $16,288.95               33.74%               $13,374.07     $  270.24

TOTAL GAIN BEFORE FEES AND EXPENSES        $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                       $ 3,374.07
TOTAL ANNUAL FEES AND EXPENSES                                                                          $2,379.27

COLUMBIA STRATEGIC INVESTOR FUND, INC.  - Z

                                     ANNUAL EXPENSE RATIO
                                             1.05%

                CUMULATIVE RETURN    HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
                 BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
YEAR                EXPENSES           FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
 1                    5.00%                $10,500.00                3.95%               $10,395.00     $  107.07
 2                   10.25%                $11,025.00                8.06%               $10,805.60     $  111.30
 3                   15.76%                $11,576.25               12.32%               $11,232.42     $  115.70
 4                   21.55%                $12,155.06               16.76%               $11,676.10     $  120.27

 5                   27.63%                $12,762.82               21.37%               $12,137.31     $  125.02
 6                   34.01%                $13,400.96               26.17%               $12,616.73     $  129.96
 7                   40.71%                $14,071.00               31.15%               $13,115.10     $  135.09
 8                   47.75%                $14,774.55               36.33%               $13,633.14     $  140.43
 9                   55.13%                $15,513.28               41.72%               $14,171.65     $  145.98
 10                  62.89%                $16,288.95               47.31%               $14,731.43     $  151.74

TOTAL GAIN BEFORE FEES AND EXPENSES        $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                       $ 4,731.43
TOTAL ANNUAL FEES AND EXPENSES                                                                          $1,282.56

COLUMBIA TECHNOLOGY FUND, INC. - A

                                     ANNUAL EXPENSE RATIO
                                             2.26%

                CUMULATIVE RETURN    HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
                 BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
YEAR                EXPENSES           FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
 1                    5.00%                $ 9,896.25                2.74%               $ 9,683.25     $  790.92
 2                   10.25%                $10,391.06                5.56%               $ 9,948.57     $  221.84
 3                   15.76%                $10,910.62                8.45%               $10,221.16     $  227.92
 4                   21.55%                $11,456.15               11.42%               $10,501.22     $  234.16
 5                   27.63%                $12,028.95               14.47%               $10,788.95     $  240.58
 6                   34.01%                $12,630.40               17.61%               $11,084.57     $  247.17
 7                   40.71%                $13,261.92               20.83%               $11,388.28     $  253.94
 8                   47.75%                $13,925.02               24.14%               $11,700.32     $  260.90
 9                   55.13%                $14,621.27               27.54%               $12,020.91     $  268.05
 10                  62.89%                $15,352.33               31.04%               $12,350.28     $  275.39

TOTAL GAIN BEFORE FEES AND EXPENSES        $ 5,927.33
TOTAL GAIN AFTER FEES AND EXPENSES                                                       $ 2,925.28
TOTAL ANNUAL FEES AND EXPENSES                                                                          $3,020.87

COLUMBIA TECHNOLOGY FUND, INC. - B

                                     ANNUAL EXPENSE RATIO
                                             3.01%

                CUMULATIVE RETURN    HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
                 BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
YEAR                EXPENSES           FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
 1                    5.00%                $10,500.00                1.99%               $10,199.00     $  303.99
 2                   10.25%                $11,025.00                4.02%               $10,401.96     $  310.04
 3                   15.76%                $11,576.25                6.09%               $10,608.96     $  316.21
 4                   21.55%                $12,155.06                8.20%               $10,820.08     $  322.51
 5                   27.63%                $12,762.82               10.35%               $11,035.40     $  328.92
 6                   34.01%                $13,400.96               12.55%               $11,255.00     $  335.47
 7                   40.71%                $14,071.00               14.79%               $11,478.98     $  342.15
 8                   47.75%                $14,774.55               17.07%               $11,707.41     $  348.96
 9                   55.13%                $15,513.28               20.28%               $12,028.19     $  268.21
 10                  62.89%                $16,288.95               23.58%               $12,357.76     $  275.56

TOTAL GAIN BEFORE FEES AND EXPENSES        $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                       $ 2,357.76
TOTAL ANNUAL FEES AND EXPENSES                                                                          $3,152.02

COLUMBIA TECHNOLOGY FUND, INC. - C

                                     ANNUAL EXPENSE RATIO
                                             3.01%

                CUMULATIVE RETURN    HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
                 BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
YEAR                EXPENSES           FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
 1                    5.00%                $10,500.00                1.99%               $10,199.00     $  303.99
 2                   10.25%                $11,025.00                4.02%               $10,401.96     $  310.04
 3                   15.76%                $11,576.25                6.09%               $10,608.96     $  316.21
 4                   21.55%                $12,155.06                8.20%               $10,820.08     $  322.51
 5                   27.63%                $12,762.82               10.35%               $11,035.40     $  328.92
 6                   34.01%                $13,400.96               12.55%               $11,255.00     $  335.47
 7                   40.71%                $14,071.00               14.79%               $11,478.98     $  342.15
 8                   47.75%                $14,774.55               17.07%               $11,707.41     $  348.96
 9                   55.13%                $15,513.28               19.40%               $11,940.38     $  355.90
 10                  62.89%                $16,288.95               21.78%               $12,178.00     $  362.98

TOTAL GAIN BEFORE FEES AND EXPENSES        $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                       $ 2,178.00
TOTAL ANNUAL FEES AND EXPENSES                                                                          $3,327.13

COLUMBIA TECHNOLOGY FUND, INC. - D

                                     ANNUAL EXPENSE RATIO
                                             3.01%

                CUMULATIVE RETURN    HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
                 BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
YEAR                EXPENSES           FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
 1                    5.00%                $10,500.00                1.99%               $10,199.00     $  303.99
 2                   10.25%                $11,025.00                4.02%               $10,401.96     $  310.04
 3                   15.76%                $11,576.25                6.09%               $10,608.96     $  316.21
 4                   21.55%                $12,155.06                8.20%               $10,820.08     $  322.51
 5                   27.63%                $12,762.82               10.35%               $11,035.40     $  328.92
 6                   34.01%                $13,400.96               12.55%               $11,255.00     $  335.47
 7                   40.71%                $14,071.00               14.79%               $11,478.98     $  342.15
 8                   47.75%                $14,774.55               17.07%               $11,707.41     $  348.96
 9                   55.13%                $15,513.28               19.40%               $11,940.38     $  355.90
 10                  62.89%                $16,288.95               21.78%               $12,178.00     $  362.98

TOTAL GAIN BEFORE FEES AND EXPENSES        $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                       $ 2,178.00
TOTAL ANNUAL FEES AND EXPENSES                                                                          $3,327.13

COLUMBIA TECHNOLOGY FUND, INC. - Z

                                     ANNUAL EXPENSE RATIO
                                              2.01%

                CUMULATIVE RETURN    HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
                 BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
YEAR                EXPENSES           FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
 1                    5.00%                $10,500.00                2.99%               $10,299.00     $  204.00
 2                   10.25%                $11,025.00                6.07%               $10,606.94     $  210.10
 3                   15.76%                $11,576.25                9.24%               $10,924.09     $  216.39
 4                   21.55%                $12,155.06               12.51%               $11,250.72     $  222.86

 5                   27.63%                $12,762.82               15.87%               $11,587.11     $  229.52
 6                   34.01%                $13,400.96               19.34%               $11,933.57     $  236.38
 7                   40.71%                $14,071.00               22.90%               $12,290.38     $  243.45
 8                   47.75%                $14,774.55               26.58%               $12,657.87     $  250.73
 9                   55.13%                $15,513.28               30.36%               $13,036.34     $  258.23
 10                  62.89%                $16,288.95               34.26%               $13,426.12     $  265.95

TOTAL GAIN BEFORE FEES AND EXPENSES        $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                       $ 3,426.12
TOTAL ANNUAL FEES AND EXPENSES                                                                          $2,337.61

      9. The disclosure under the section entitled "ELIGIBLE INVESTORS" is revised in its entirety as follows:

ELIGIBLE INVESTORS

Only Eligible Investors may purchase Class Z shares of a Fund, directly or by exchange. Class Z shares of a Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.

IMPORTANT THINGS TO CONSIDER WHEN DECIDING ON A CLASS OF SHARES:

Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a Fund with different pricing options. This allows you and your financial adviser to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.

Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by an intermediary. Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.

Eligible Investors and their applicable investment minimums are as follows:

NO MINIMUM INITIAL INVESTMENT

- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

- Any group retirement plan, including defined benefit and defined contribution plans such as: 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of a Fund's transfer agent;

- Any investor purchasing through a Columbia Management Group state tuition plan organized under Section 529 of the Internal Revenue Code; or

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

$1,000 MINIMUM INITIAL INVESTMENT

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (CFDI) (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of a fund merged with a fund distributed by CFDI;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by CFDI;

- Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;

- Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $1,000 minimum investment requirement); or

- Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

The Funds reserve the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $50 minimum purchase. The Funds also reserve the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

      10. The paragraph "Distribution Options" under the heading "OTHER INFORMATION ABOUT YOUR ACCOUNT" is revised in its entirety as follows:

Distribution Options The Fund declares any dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the date on which a purchase order is settled by payment. Shares stop earning dividends at the close of business on the day before the date on which a redemption order is settled. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

      11. As discussed in greater detail in earlier supplements, on March 15, 2004, Columbia Management Advisors, Inc. ("Columbia Management"), the Fund's adviser, and Columbia Funds Distributor, Inc. ("CFD") the distributor of the Fund's shares (collectively, "Columbia"), entered into agreements in principle with the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") to resolve the proceedings brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds.

      On February 9, 2005, Columbia entered into an Assurance of Discontinuance with the NYAG (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order" and together, the "Settlements"). The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle.

      Under the terms of the SEC Order, Columbia has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review Columbia's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

      Pursuant to the procedures set forth in the SEC Order, the settlement amounts will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with Columbia and the Fund's independent trustees and not unacceptable to the staff of the SEC. More specific information on the distribution plan will be communicated at a later date.

      As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia Funds, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

      A copy of the SEC Order will be available on the SEC's website at http://www.sec.gov. A copy of the NYAG Settlement will be available as part of the Bank of America Corporation Form 8-K filing on or about February 10, 2005.

COLUMBIA OREGON MUNICIPAL BOND FUND  Prospectus, January 1, 2005

CLASS A, B, C AND D* SHARES

Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   3
Performance History..................................   5
Your Expenses........................................   7

YOUR ACCOUNT                                            9
---------------------------------------------------------
How to Buy Shares....................................   9
Sales Charges........................................  10
How to Exchange Shares...............................  16
How to Sell Shares...................................  16
Fund Policy on Trading of Fund Shares................  17
Distribution and Service Fees........................  18
Other Information About Your Account.................  19

MANAGING THE FUND                                      22
---------------------------------------------------------
Investment Advisor...................................  22
Portfolio Manager....................................  22

FINANCIAL HIGHLIGHTS                                   23
---------------------------------------------------------

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

*EFFECTIVE OCTOBER 13, 2003, THIS FUND'S CLASS D SHARES WERE CLOSED TO NEW INVESTORS.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks a high level of income exempt from federal and Oregon income tax by investing at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities issued by the State of Oregon (and its political subdivisions, agencies, authorities and instrumentalities).

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Normally, the Fund will invest in Oregon municipal securities rated investment grade by a securities rating agency (rated BBB or higher by Standard and Poor's (S&P) or Baa or higher by Moody's Investors Services, Inc. (Moody's)), or, if unrated, determined by the Fund's investment advisor to be of equivalent quality. The Fund may also invest in the obligations of Puerto Rico, the U.S. Virgin Islands and Guam, the interest on which is generally exempt from state income taxes. The Fund intends to maintain an average portfolio maturity of approximately 8 to 12 years.

While the Fund attempts to invest 100% of its assets in municipal securities that are exempt from federal income tax, it may invest up to 20% of its assets in securities that pay taxable interest. In such circumstances, the Fund will invest in obligations of the U.S. Government or its agencies or instrumentalities; obligations of U.S. banks (including certificates of deposit, bankers' acceptances and letters of credit) that are members of the Federal Reserve System and that have capital surplus and undivided profits as of the date of their most recent published financial statements in excess of $100 million; commercial paper rated Prime 1 by Moody's, A-1 or better by S&P, or if not rated, issued by a company that, at the time of investment by the Fund, has an outstanding debt issue rated AA or better by S&P or Aa or better by Moody's; and repurchase agreements for any of these types of investments.

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as noted otherwise, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

----
 2

THE FUND

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Tax-exempt bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Bonds that are backed by the issuer's taxing authority, known as general obligation bonds, may depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These bonds are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or the private company backing the project, rather than to the credit of the state or local government issuer of the bonds. In addition, the Fund's concentration in Oregon tax-exempt bonds may cause it to be exposed to risks that do not apply to other bond funds, such as:

     - Low trading volumes for Oregon municipal bonds

     - Unfavorable economic conditions in Oregon

     - Legal and legislative changes affecting the ability of Oregon municipalities to issue bonds

Credit risk refers to the possibility that the issuer of a bond may fail to make timely payments of interest or principal. Investment-grade securities in which the Fund will primarily invest are subject to some credit risk. Bonds in the lowest-rated investment-grade category have speculative characteristics. Changes in economic conditions or other circumstances are more likely to weaken the ability of the issuer to make principal and interest payments on these bonds than is the case for high-rated bonds. In addition, the ratings of securities provided by Moody's and S&P are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis. See the Statement of Additional Information for a complete discussion of bond ratings.

Political risk means that a significant or potential change in tax laws affecting municipal bonds or federal income tax rates could impact municipal bond demand and cause their prices to fall.

The Fund is nondiversified, which means that it may invest a greater percentage of its assets in the securities of fewer issuers than a diversified Fund. As a result, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be.

If you are subject to the federal alternative minimum tax, you should be aware that up to 10% of the Fund's net assets may be invested in debt securities, the interest on which is subject to the alternative minimum tax.

Inflation risk is a risk to investors who invest in fixed income instruments, such as bond or money market funds, because there is a chance that the returns on these instruments may not keep pace with inflation. Inflation represents the rising cost of goods and services over time.

                                                                            ----

THE FUND

Reinvestment risk is the risk that income from the Fund's debt securities will decline if and when the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Fund's portfolio.

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also cause the Fund to receive taxable income, which could increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. For more information on the risks of derivative strategies, see the Statement of Additional Information.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

----
 4

THE FUND

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B, C and D shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were reflected, these returns would be lower.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

              The Fund's returns are compared to the Lehman General
              Obligation Bond Index. The Lehman General Obligation Bond
              Index represents average market-weighted performance of
              general obligation bonds that have been issued in the last five years with maturities greater than a year. Unlike the
              Fund, the Lehman General Obligation Bond Index is not an investment, does not incur fees, expenses, or taxes and is not professionally managed.
             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)


                                  (BAR CHART)

                                 14.15%    3.77%     8.36%     5.58%               10.28%    4.55%     9.12%     4.76%
                       -4.68%                                            -2.65%
                        1994      1995      1996      1997      1998      1999      2000      2001      2002      2003

            The Fund's year-to-date total return          For period shown in bar chart:
            through September 30, 2004 (Class A) was      Best quarter: 1st quarter 1995, +5.76%
            +2.79%.                                       Worst quarter: 1st quarter 1994, -5.01%

 (1) Class A is a newer class of shares. Its performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and Class Z shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A shares were initially offered on November 1, 2002, and Class Z shares were initially offered on July 2, 1984.

                                                                            ----

THE FUND

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2003(2)

                                                                     1 YEAR          5 YEARS         10 YEARS
Class A (%)
  Return Before Taxes                                                 -0.21           4.10             4.67
  Return After Taxes on Distributions                                 -0.42           3.99             4.56
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                               1.36           4.10             4.61
-------------------------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                                 -1.02           4.60             5.09
  Return After Taxes on Distributions                                 -1.23           4.49             4.98
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                               0.63           4.53             4.98
-------------------------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                                  3.05           4.95             5.10
  Return After Taxes on Distributions                                  2.84           4.84             4.98
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                               3.30           4.83             4.99
-------------------------------------------------------------------------------------------------------------
Class D (%)
  Return Before Taxes                                                  2.35           4.81             5.03
  Return After Taxes on Distributions                                  2.14           4.70             4.92
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                               2.95           4.71             4.93
-------------------------------------------------------------------------------------------------------------
Lehman General Obligation Bond Index (%)                               5.08           5.68             5.90

 (2) Class A, Class B, Class C and Class D are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to their inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class C shares were initially offered on October 13, 2003, Class A, B and D shares were initially offered on November 1, 2002, and Class Z shares were initially offered on July 2, 1984.

----
 6

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and other administrative costs including pricing and custody services.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table, but does reflect the waiver of the initial sales charge for Class D shares. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class B shares convert to Class A shares after eight years
             -------------------------------------------------------------------

SHAREHOLDER FEES(3) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                               CLASS A         CLASS B         CLASS C         CLASS D
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         4.75            0.00            0.00            1.00(4)
----------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               1.00(5)         5.00            1.00            1.00
----------------------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             (6)             (6)             (6)             (6)

 (3) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (4) The Fund's advisor has agreed to waive indefinitely the front end sales charge for purchases of Class D shares by existing Class D shareholders.

 (5) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

 (6) There is a $7.50 charge for wiring sale proceeds to your bank.

                                                                            ----

THE FUND

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                               CLASS A         CLASS B         CLASS C         CLASS D
Management fee (%)                                              0.50            0.50            0.50            0.50
----------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                       0.25(8)         1.00            1.00(9)         1.00(9)
----------------------------------------------------------------------------------------------------------------------
Other expenses(7) (%)                                           0.16            0.16            0.16            0.16
----------------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses(7) (%)                     0.91            1.66           1.66(9)         1.66(9)

 (7) Restated to reflect changes in contractual rates for transfer agency and bookkeeping services effective November 1, 2003.

 (8) The Fund may pay distribution and service (12b-1) fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.25% for shareholder liaison services and up to 0.10% for distribution services), but will limit such fees to an aggregate fee of not more than 0.25%.

 (9) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C and Class D shares. If this waiver were reflected in the table, the 12b-1 fee for Class C and Class D shares would be 0.65% and 0.65%, respectively, and the total annual fund operating expenses for Class C and Class D shares would be 1.31% and 1.31%, respectively. This arrangement may be modified or terminated at any time.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
Class A:                                                          $563           $751           $  955           $1,541
------------------------------------------------------------------------------------------------------------------------
Class B:  did not sell your shares                                $169           $523           $  902           $1,766
          sold all your shares at
          the end of the period                                   $669           $823           $1,102           $1,766
------------------------------------------------------------------------------------------------------------------------
Class C:  did not sell your shares                                $169           $523           $  902           $1,965
          sold all your shares at
          the end of the period                                   $269           $523           $  902           $1,965
------------------------------------------------------------------------------------------------------------------------
Class D:  did not sell your shares                                $169           $523           $  902           $1,965
          sold all your shares at
          the end of the period                                   $269           $523           $  902           $1,965

----
 8

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund or your financial advisor receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

Notice to Fund Shareholders: Class D shares are closed to new investors and new accounts. The Fund now offers Class C shares, which are subject to the same service and distribution fees and sales charges as Class D shares except Class C shares are not subject to a front-end sales charge. The Fund's advisor has agreed to waive indefinitely the front-end sales charge for purchases of Class D shares by existing Class D investors. For more information on expenses and sales charges for Class C shares and Class D shares, see "The Fund -- Your Expenses" and "Your Account -- Sales Charges" in this Prospectus.

             -------------------------------------------------------------------
INVESTMENT MINIMUMS

                   Initial Investment..........................................  $1,000
                   Subsequent Investments......................................  $   50
                   Automatic Investment Plan*..................................  $   50
                   Retirement Plan*............................................  $   25

              * The initial investment minimum of $1,000 is waived on these plans.

              The Fund reserves the right to change these investment
              minimums. The Fund also reserves the right to refuse a
              purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
             -------------------------------------------------------------------

                                                                            ----

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of the New York Stock
                       Exchange (NYSE), usually 4:00 p.m. Eastern time. Your
                       financial advisor may charge you fees for executing the
                       purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts send a completed application and check made
(new account)          payable to the Fund and mailed to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts fill out and return the additional
(existing account)     investment stub included in your quarterly statement, or
                       send a letter of instruction including your Fund name and
                       account number with a check made payable to the Fund to
                       Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class of the Fund at no additional cost.
                       There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By wire                You may purchase shares by wiring money from your bank
                       account to your Fund account. To wire funds to your Fund
                       account, call 1-800-422-3737 for wiring instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares by electronically transferring money
funds transfer         from your bank account to your Fund account by calling
                       1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good
                       form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You can make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You can select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You can purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       fund shares of the same class at no additional cost. You
                       must have a current balance of at least $5,000 in the fund the money is coming from. Exchanges will continue so long as your fund balance is sufficient to complete the transfers.
                       You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling
                       1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.

SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

             -------------------------------------------------------------------

              CHOOSING A SHARE CLASS

              The Fund offers four classes of shares in this prospectus -- CLASS A, B, C and D. Class D shares are now closed to new investors and new accounts. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

              The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a
              separate prospectus provided to eligible institutional and other investors.
             -------------------------------------------------------------------

----
 10

YOUR ACCOUNT

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES

                                                                                                      % OF OFFERING
                                                                AS A % OF                                 PRICE
                                                                THE PUBLIC           AS A %            RETAINED BY
                                                                 OFFERING           OF YOUR             FINANCIAL
AMOUNT PURCHASED                                                  PRICE            INVESTMENT            ADVISOR
Less than $50,000                                                  4.75               4.99                4.25
-------------------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                                      4.50               4.71                4.00
-------------------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                                     3.50               3.63                3.00
-------------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                                     2.50               2.56                2.00
-------------------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                                   2.00               2.04                1.75
-------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                 0.00               0.00                0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                                COMMISSION %
Less than $3 million                                                1.00
----------------------------------------------------------------------------
$3 million to less than $5 million                                  0.80
----------------------------------------------------------------------------
$5 million to less than $25 million                                 0.50
----------------------------------------------------------------------------
$25 million or more                                                 0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

                                                                            ----

YOUR ACCOUNT

             -------------------------------------------------------------------

              UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

              Certain investments in Class A, B, C and D shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
              time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares you have held the longest.
             -------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS
A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

Statement of Intent You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date of the Statement of Intent is received by the Fund.

B.  What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

- Individual accounts

- Joint accounts

- Certain IRA accounts

- Certain trusts

- UTMA/UGMA accounts

----
 12

YOUR ACCOUNT

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father-in-law and mother-in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.

C.  How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depends on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.

D.  How can I obtain more information about breakpoint discounts?

Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

                                                                            ----

YOUR ACCOUNT

PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   5.00
-------------------------------------------------------------------------------
Through second year                                                  4.00
-------------------------------------------------------------------------------
Through third year                                                   3.00
-------------------------------------------------------------------------------
Through fourth year                                                  3.00
-------------------------------------------------------------------------------
Through fifth year                                                   2.00
-------------------------------------------------------------------------------
Through sixth year                                                   1.00
-------------------------------------------------------------------------------
Longer than six years                                                0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to the lower CDSC and the applicable reduced holding period; provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders.

PURCHASES OF $250,000 TO LESS THAN $500,000:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
-------------------------------------------------------------------------------
Through second year                                                  2.00
-------------------------------------------------------------------------------
Through third year                                                   1.00
-------------------------------------------------------------------------------
Longer than three years                                              0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

----
 14

YOUR ACCOUNT

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
-------------------------------------------------------------------------------
Through second year                                                  2.00
-------------------------------------------------------------------------------
Through third year                                                   1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Class C shares have no front-end sales charge, but they do carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding the shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up front commission of 1.00% on sales of Class C shares.

CLASS C SALES CHARGES

                                                                     % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                        SHARES ARE SOLD
Through first year                                                        1.00
------------------------------------------------------------------------------------
Longer than one year                                                      0.00

CLASS D SHARES Class D shares are closed to new investors. Your purchases of Class D shares are made at the public offering price for these shares. This price includes a sales charge of 1.00% (currently being waived), which is paid as a commission to your financial advisor on the sale of Class D shares as shown in the chart below.

CLASS D SALES CHARGES

                                            % OF OFFERING PRICE
  AS A % OF THE PUBLIC      AS A % OF      RETAINED BY FINANCIAL
     OFFERING PRICE      YOUR INVESTMENT          ADVISOR
          1.00                1.01                 1.00

                                                                            ----

YOUR ACCOUNT

In addition, the distributor pays your financial advisor an initial commission of 1.00% on sales of Class D shares. The Fund's investment advisor has agreed to waive indefinitely the front-end sales charge for purchases of Class D shares by existing Class D investors.

Class D shares also carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class (and in some cases certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. In the case of Class D shares, you may exchange your Class D shares for Class D shares of another fund in which you own Class D shares. Otherwise, you may exchange your Class D shares only for Class C shares. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Your Account -- Fund Policy on Trading of Fund Shares" in this Prospectus for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification number available when calling.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When a Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-345-6611 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

----
 16

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund distributed by
                       Columbia Funds Distributor, Inc. at no additional cost. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period.
                       You do not need to set up this feature in advance of your
                       call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                       address below. In your letter of instruction, note the
                       Fund's name, share class, account number, and the dollar
                       value or number of shares you wish to sell. All account
                       owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution that participates in the Medallion Signature Guarantee Program for amounts
                       over $100,000 or for alternate payee or mailing
                       instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                       1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                       telephone request. Be sure to complete the appropriate
                       section of the account application for this feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                       available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                       Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares and request that the proceeds be
funds transfer         electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                       must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Directors of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

                                                                            ----

YOUR ACCOUNT

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
RULE 12B-1 PLAN The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A, B, C and D shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B, Class C and Class D shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B, Class C and Class D shares. Distribution and service fees are paid out of the assets of these classes. The Fund's Board of Directors limits total payments under the Rule 12b-1 plan for Class A shares to 0.25%. The Fund's distributor has voluntarily agreed to waive a portion of the Class C and Class D 12b-1 fee so that it does not exceed 0.65% annually. This arrangement may be modified or terminated by the Fund's distributor at any time. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under

----
 18

YOUR ACCOUNT

which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedules applicable to Class B shares.

ADDITIONAL INTERMEDIARY COMPENSATION In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday). Shares are not priced on days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or

                                                                            ----

YOUR ACCOUNT

when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the first day following the purchase payment date. Shares stop earning dividends on the day after the shares leave the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

----
 20

YOUR ACCOUNT

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund, and subsequent distributions will be reinvested.

TAX CONSEQUENCES For federal income tax purposes, distributions of investment income by the Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Generally, gains realized by the Fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. In addition, an investment in the Fund may result in liability for federal alternative minimum tax for both individuals and corporate shareholders. The Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate income subject to federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes.

You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from federal, state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

                                                                            ----

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Directors. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate annualized advisory fees paid to Columbia Management by the Fund amounted to 0.50% of average daily net assets of the Fund.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
BRIAN M. MCGREEVY, a Vice President of Columbia Management, is the portfolio manager for the Fund and is responsible for implementing and maintaining the investment themes and strategies of the Fund. Mr. McGreevy has been with Columbia Management or its predecessor organizations sine 1994. Mr. McGreevy received a B.S. degree in Finance from the University of Massachusetts at Dartmouth.

----
 22

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Class A, B, C or D share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

THE FUND

                                                                 YEAR ENDED          PERIOD ENDED         PERIOD ENDED
                                                                 AUGUST 31,           AUGUST 31,          DECEMBER 31,
                                                                    2004               2003(A)              2002(B)
                                                                  Class A              Class A              Class A
                                                                ------------         ------------         ------------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                            12.25                12.50                12.52
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(c)                                          0.46                 0.29                 0.08
  Net realized and unrealized gain (loss) on investments            0.34                (0.22)                0.07
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    0.80                 0.07                 0.15
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  From net investment income                                       (0.46)               (0.31)               (0.08)
  From net realized gains                                          (0.14)               (0.01)               (0.09)
----------------------------------------------------------------------------------------------------------------------
Total Distributions                                                (0.60)               (0.32)               (0.17)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                  12.45                12.25                12.50
----------------------------------------------------------------------------------------------------------------------
Total return (%)(d)                                                 6.68                 0.56(e)              1.19(e)
----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ($)                              3,680                2,138                  477
Ratio of expenses to average net assets (%)(f)                      0.92                 1.16(g)              0.92(g)
Ratio of net investment income to average net assets (%)(f)         3.73                 3.52(g)              4.11(g)
Portfolio turnover rate (%)                                           11                   10(e)                21

 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

 (e) Not annualized.

 (f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (g) Annualized.

                                                                            ----

FINANCIAL HIGHLIGHTS

THE FUND

                                                                 YEAR ENDED        PERIOD ENDED       PERIOD ENDED
                                                                 AUGUST 31,         AUGUST 31,        DECEMBER 31,
                                                                    2004             2003(A)            2002(B)
                                                                  Class B            Class B            Class B
                                                                ------------       ------------       ------------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                            12.25              12.50              12.52
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(c)                                          0.37               0.24               0.06
  Net realized and unrealized gain (loss) on investments            0.34              (0.23)              0.08
------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                    0.71               0.01               0.14
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS ($):
  From net investment income                                       (0.37)             (0.25)             (0.07)
  From net realized gains                                          (0.14)             (0.01)             (0.09)
------------------------------------------------------------------------------------------------------------------
Total distributions                                                (0.51)             (0.26)             (0.16)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                  12.45              12.25              12.50
------------------------------------------------------------------------------------------------------------------
Total return (%)(d)                                                 5.87               0.05(e)            1.10(e)
------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ($)                              1,190                999                373
Ratio of expenses to average net assets (%)(f)                      1.68               1.86(g)            1.67(g)
Ratio of net investment income to average net assets (%)(f)         2.97               2.83(g)            3.36(g)
Portfolio turnover rate (%)                                           11                 10(e)              21

 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (e) Not annualized.

 (f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (g) Annualized.

----
 24

FINANCIAL HIGHLIGHTS

THE FUND

                                                                PERIOD ENDED
                                                                 AUGUST 31,
                                                                  2004(A)
                                                                  Class C
                                                                ------------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                              12.42
----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS: ($)
  Net investment income(b)                                            0.36
  Net realized and unrealized gain (loss) on investments              0.18
----------------------------------------------------------------------------
Total from Investment Operations                                      0.54
----------------------------------------------------------------------------
LESS DISTRIBUTIONS ($):
  From net investment income                                         (0.37)
  From net realized gains                                            (0.14)
----------------------------------------------------------------------------
Total Distributions                                                  (0.51)
----------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                    12.45
----------------------------------------------------------------------------
Total return %(c)(d)(e)                                               4.41
----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ($)                           278
Ratio of expenses to average net assets (%)(f)(g)                     1.30
Ratio of net investment income to average net assets
(%)(f)(g)                                                             3.28
Waiver(g)(h)                                                          0.35
Portfolio turnover rate (%)                                             11

 (a) Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

 (b) Per share data was calculated using average shares outstanding during the period.

 (c) Total return at net asset value assuming all distributions reinvested and contingent deferred sales charge.

 (d) Had the distributor not waived a portion of expenses, total return would have been reduced.

 (e) Not annualized.

 (f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (g) Annualized.

 (h) Amounts represent voluntary waivers of distribution and service fees.

                                                                            ----

FINANCIAL HIGHLIGHTS

THE FUND

                                                                 YEAR ENDED          PERIOD ENDED         PERIOD ENDED
                                                                 AUGUST 31,           AUGUST 31,          DECEMBER 31,
                                                                    2004               2003(A)              2002(B)
                                                                  Class D              Class D              Class D
                                                                ------------         ------------         ------------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                             12.25                12.50                12.52
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS: ($)
  Net investment income(c)                                           0.41                 0.27                 0.07
  Net realized and unrealized gain (loss) on investments             0.34                (0.23)                0.07
----------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                     0.75                 0.04                 0.14
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS ($):
  From net investment income                                        (0.41)               (0.28)               (0.07)
  From net realized gains                                           (0.14)               (0.01)               (0.09)
----------------------------------------------------------------------------------------------------------------------
Total Distributions                                                 (0.55)               (0.29)               (0.16)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                   12.45                12.25                12.50
----------------------------------------------------------------------------------------------------------------------
Total return %(d)(e)                                                 6.25                 0.32(f)              1.14(f)
----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)($)                           790                  700                  448
Ratio of expenses to average net assets (%)(g)                       1.33                 1.43(h)              1.32(h)
Ratio of net investment income to average net assets (%)(g)          3.34                 3.30(h)              3.71(h)
Waiver(i)                                                            0.35                 0.35(h)              0.35(h)
Portfolio turnover rate (%)                                            11                   10(f)                21

 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (e) Had the distributor not waived a portion of expenses, total return would have been reduced.

 (f) Not annualized.

 (g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (h) Annualized.

 (i) Amounts represent voluntary waivers of distribution and service fees.

----
 26

NOTES

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FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. These reports contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Fund's Statement of Additional Information and the Fund's website (www.columbiafunds.com) include a description of the Fund's policies with respect to disclosure of its portfolio holdings.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Oregon Municipal Bond Fund, Inc.: 811-03983

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(ColumbiaFunds Logo)

Advised by Columbia Management Advisors

(C)2004 Columbia Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621
800.426.3750  www.columbiafunds.com                             199-01/787T-1204

COLUMBIA OREGON MUNICIPAL BOND FUND   Prospectus, January 1, 2005

CLASS Z SHARES

Advised by Columbia Management Advisors, Inc.


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TABLE OF CONTENTS

THE FUND                                                2
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Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   3
Performance History..................................   4
Your Expenses........................................   5

YOUR ACCOUNT                                            7
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How to Buy Shares....................................   7
Eligible Investors...................................   8
Sales Charges........................................   8
How to Exchange Shares...............................   9
How to Sell Shares...................................   9
Fund Policy on Trading of Fund Shares................  10
Other Information About Your Account.................  11

MANAGING THE FUND                                      14
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Investment Advisor...................................  14
Portfolio Manager....................................  14

FINANCIAL HIGHLIGHTS                                   15
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Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
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The Fund seeks a high level of income exempt from federal and Oregon income tax by investing at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities issued by the State of Oregon (and its political subdivisions, agencies, authorities and instrumentalities).

PRINCIPAL INVESTMENT STRATEGIES
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Normally, the Fund will invest in Oregon municipal securities rated investment grade by a securities rating agency (rated BBB or higher by Standard and Poor's (S&P) or Baa or higher by Moody's Investors Services, Inc. (Moody's)), or, if unrated, determined by the Fund's investment advisor to be of equivalent quality. The Fund may also invest in the obligations of Puerto Rico, the U.S. Virgin Islands and Guam, the interest on which is generally exempt from state income taxes. The Fund intends to maintain an average portfolio maturity of approximately 8 to 12 years.

While the Fund attempts to invest 100% of its assets in municipal securities that are exempt from federal income tax, it may invest up to 20% of its assets in securities that pay taxable interest. In such circumstances, the Fund will invest in obligations of the U.S. Government or its agencies or instrumentalities; obligations of U.S. banks (including certificates of deposit, bankers' acceptances and letters of credit) that are members of the Federal Reserve System and that have capital surplus and undivided profits as of the date of their most recent published financial statements in excess of $100 million; commercial paper rated Prime 1 by Moody's, A-1 or better by S&P, or if not rated, issued by a company that, at the time of investment by the Fund, has an outstanding debt issue rated AA or better by S&P or Aa or better by Moody's; and repurchase agreements for any of these types of investments.

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as noted otherwise, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

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 2

THE FUND

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Tax-exempt bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Bonds that are backed by the issuer's taxing authority, known as general obligation bonds, may depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These bonds are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or the private company backing the project, rather than to the credit of the state or local government issuer of the bonds. In addition, the Fund's concentration in Oregon tax-exempt bonds may cause it to be exposed to risks that do not apply to other bond funds, such as:

  - Low trading volumes for Oregon municipal bonds

  - Unfavorable economic conditions in Oregon

  - Legal and legislative changes affecting the ability of Oregon municipalities to issue bonds

Credit risk refers to the possibility that the issuer of a bond may fail to make timely payments of interest or principal. Investment-grade securities in which the Fund will primarily invest are subject to some credit risk. Bonds in the lowest-rated investment-grade category have speculative characteristics. Changes in economic conditions or other circumstances are more likely to weaken the ability of the issuer to make principal and interest payments on these bonds than is the case for high-rated bonds. In addition, the ratings of securities provided by Moody's and S&P are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis. See the Statement of Additional Information for a complete discussion of bond ratings.

Political risk means that a significant or potential change in tax laws affecting municipal bonds or federal income tax rates could impact municipal bond demand and cause their prices to fall.

The Fund is nondiversified, which means that it may invest a greater percentage of its assets in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be.

If you are subject to the federal alternative minimum tax, you should be aware that up to 10% of the Fund's net assets may be invested in debt securities, the interest on which is subject to the alternative minimum tax.

Inflation risk is a risk to investors who invest in fixed income instruments, such as bond or money market funds, because there is a chance that the returns on these instruments may not keep pace with inflation. Inflation represents the rising cost of goods and services over time.

                                                                            ----

THE FUND

Reinvestment risk is the risk that income from the Fund's debt securities will decline if and when the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Fund's portfolio.

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also cause the Fund to receive taxable income, which could increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. For more information on the risks of derivative strategies, see the Statement of Additional Information.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of broad measures of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

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              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

              The Fund's returns are compared to the Lehman General
              Obligation Bond Index. The Lehman General Obligation Bond
              Index represents average market-weighted performance of
              general obligation bonds that have been issued in the last five years with maturities greater than a year. Unlike the
              Fund, the Lehman General Obligation Bond Index is not an investment, does not incur fees, expenses, or taxes and is not professionally managed.
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 4

THE FUND

CALENDAR YEAR TOTAL RETURNS (CLASS Z)

                                  (BAR CHART)

                                  14.15%      3.77%      8.36%      5.58%                10.28%      4.55%      9.24%      5.16%
                       -4.68%                                                 -2.65%
                        1994       1995       1996       1997       1998       1999       2000       2001       2002       2003


            The Fund's year-to-date total return          For period shown on chart above:
            through September 30, 2004 (Class Z) was      Best quarter: 1st quarter 1995, +5.76%
            +2.98%.                                       Worst quarter: 1st quarter 1994, -5.01%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2003

                                                              INCEPTION
                                                                DATE            1 YEAR         5 YEARS         10 YEARS
Class Z (%)                                                    7/2/84
  Return Before Taxes                                                            5.16            5.22            5.23
  Return After Taxes on Distributions                                            4.95            5.11            5.12
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                                         5.07            5.10            5.12
-----------------------------------------------------------------------------------------------------------------------
Lehman General Obligation Bond Index (%)                                         5.08            5.68            5.90

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables on the following page describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

                                                                            ----

THE FUND

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              UNDERSTANDING EXPENSES

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees and other administrative costs including pricing and custody services.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions
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SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         0.00
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Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               0.00
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Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             (2)

 (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (2) There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

Management fee (%)                                              0.50
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Distribution and service (12b-1) fees (%)                       0.00
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Other expenses(3) (%)                                           0.16
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Total annual fund operating expenses(3) (%)                     0.66

 (3) Restated to reflect changes in contractual rates for transfer agency and bookkeeping services effective November 1, 2003.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $67      $211      $368       $822

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 6

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with Columbia Funds Services, Inc. or your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of the New York Stock
                       Exchange (NYSE), usually 4:00 p.m. Eastern time. Your
                       financial advisor may charge you fees for executing the
                       purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts send a completed application and check made
(new account)          payable to the Fund and mailed to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts fill out and return the additional
(existing account)     investment stub included in your quarterly statement, or
                       send a letter of instruction including your Fund name and
                       account number with a check made payable to the Fund and
                       mailed to Columbia Funds Services, Inc., P.O. Box 8081,
                       Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class or Class A of the Fund at no
                       additional cost. There may be an additional charge if
                       exchanging from a money market fund. To exchange by
                       telephone, call 1-800-422-3737. Please see "How to Exchange
                       Shares" for more information.
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By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares by electronically transferring money
funds transfer         from your bank account to your Fund account by calling
                       1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good
                       form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
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Automatic              You can make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You can select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You can purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       fund shares of the same class at no additional cost. You
                       must have a current balance of at least $5,000 in the fund the money is coming from. Exchanges will continue so long as your fund balance is sufficient to complete the transfers.
                       You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling
                       1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.

                                                                            ----

YOUR ACCOUNT

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (CFDI) (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by CFDI;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by CFDI; and

- Any employee (or family member of an employee) of FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment

- Clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and

- Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

- Any client of Fleet National Bank or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet National Bank or the subsidiary);

- A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from CFDI or through a third party broker-dealer;

- Investor purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan, however, each investment requires a $25 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

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 8

YOUR ACCOUNT

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CHOOSING A SHARE CLASS

              The Fund offers one class of shares in this prospectus --
              CLASS Z.

              The Fund also offers four additional classes of shares -- CLASS A, B, C and D shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

              In general, anyone who is eligible to purchase Class Z
              shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
             -------------------------------------------------------------------

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Your Account -- Fund Policy on Trading of Fund Shares" in this Prospectus for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification number available when calling.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                            ----

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares by exchanging from the Fund into Class Z shares or Class A shares of
                       another fund distributed by Columbia Funds Distributor, Inc.
                       at no additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period.
                       You do not need to set up this feature in advance of your
                       call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                       address below. In your letter of instruction, note the
                       Fund's name, share class, account number, and the dollar
                       value or number of shares you wish to sell. All account
                       owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution that participates in the Medallion Signature Guarantee Program for amounts
                       over $100,000 or for alternate payee or mailing
                       instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                       1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081
-----------------------------------------------------------------------------------
By wire                You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                       telephone request. Be sure to complete the appropriate
                       section of the account application for this feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares and request that the proceeds be
funds transfer         electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                       must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Directors of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the

----
 10

YOUR ACCOUNT

same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday). Shares are not priced on days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

                                                                            ----

YOUR ACCOUNT

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this fee.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the first day following the purchase payment date. Shares stop earning dividends on the day after the shares leave the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

----
 12

YOUR ACCOUNT

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund, and subsequent distributions will be reinvested.

TAX CONSEQUENCES For federal income tax purposes, distributions of investment income by the Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Generally, gains realized by the Fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. In addition, an investment in the Fund may result in liability for federal alternative minimum tax for both individuals and corporate shareholders. The Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate income subject to federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes.

You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

                                                                            ----

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Directors. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate annualized advisory fees paid to Columbia Management by the Fund amounted to 0.50% of average daily net assets of the Fund.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
BRIAN M. MCGREEVY, a Vice President of Columbia Management, is the portfolio manager for the Fund and is responsible for implementing and maintaining the investment themes and strategies of the Fund. Mr. McGreevy has been with Columbia Management or its predecessor organizations since 1994. Mr. McGreevy received a B.S. degree in Finance from the University of Massachusetts at Dartmouth.

----
 14

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's Class Z financial performance for the periods indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

THE FUND

                          YEAR ENDED         PERIOD ENDED
                          AUGUST 31,          AUGUST 31,                            YEAR ENDED DECEMBER 31,
                             2004              2003(A)            2002(B)            2001             2000             1999
                           Class Z            Class Z             Class Z          Class Z          Class Z          Class Z
                            -------             -------           -------           ------          -------          -------
NET ASSET VALUE --
BEGINNING OF PERIOD
($)                           12.25               12.50             12.08            12.13            11.56            12.46
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS ($):
  Net investment
  income                       0.50(c)             0.34(c)           0.55(c)          0.57(d)          0.58             0.56
  Net realized and
  unrealized gain
  (loss) on
  investments                  0.34               (0.23)             0.54            (0.02)(d)         0.58            (0.88)
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment
Operations                     0.84                0.11              1.09             0.55             1.16            (0.32)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
($):
  From net investment
  income                      (0.50)              (0.35)            (0.55)           (0.57)           (0.58)           (0.56)
  From net realized
  gains                       (0.14)              (0.01)            (0.12)           (0.03)           (0.01)           (0.02)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions           (0.64)              (0.36)            (0.67)           (0.60)           (0.59)           (0.58)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)             12.45               12.25             12.50            12.08            12.13            11.56
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(e)            6.97                0.83(f)           9.24             4.55            10.28            (2.65)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA:
Net assets, end of
period (000's) ($)          434,509             485,427           508,865          491,638          436,544          409,919
Ratio of expenses to
average net assets
(%)(g)                         0.65                0.68(h)           0.58             0.57             0.58             0.57
Ratio of net
investment income to
average net assets
(%)(g)                         4.03                4.13(h)           4.45             4.64(d)          4.92             4.64
Portfolio turnover
rate (%)                         11                  10(f)             21               14               22               28

 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001, was less than $0.01 to net investment income and net realized and unrealized loss per share and less than 0.01% to the ratio of net investment income to average net assets. Per share data and ratios for the periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

 (e) Total return at net asset value assuming all distributions reinvested.

 (f) Not Annualized.

 (g) The  benefits  derived   from  custody  credits   and  directed   brokerage
     arrangements, if applicable, had an impact of less than 0.01%.

 (h) Annualized.

                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. These reports contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Fund's Statement of Additional Information and the Fund's website (www.columbiafunds.com) include a description of the Fund's policies with respect to disclosure of its portfolio holdings.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Oregon Municipal Bond Fund, Inc.: 811-03983

--------------------------------------------------------------------------------

(ColumbiaFunds Logo)

Advised by Columbia Management Advisors

(c)2004 Columbia Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621
800.426.3750  www.columbiafunds.com                             199-01/788T-1204

                     COLUMBIA INTERNATIONAL STOCK FUND, INC.
                       COLUMBIA MID CAP GROWTH FUND, INC.
                      COLUMBIA SMALL CAP GROWTH FUND, INC.
                     COLUMBIA REAL ESTATE EQUITY FUND, INC.
                         COLUMBIA TECHNOLOGY FUND, INC.
                     COLUMBIA STRATEGIC INVESTOR FUND, INC.
                          COLUMBIA BALANCED FUND, INC.
                    COLUMBIA OREGON MUNICIPAL BOND FUND, INC.
                         COLUMBIA HIGH YIELD FUND, INC.
                       A SERIES OF COLUMBIA FUNDS TRUST I
                       STATEMENT OF ADDITIONAL INFORMATION
                                __________, 2005

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of each of the following 9 mutual funds: Columbia International Stock Fund, Inc. (the "International Stock Fund" or "CISF"), Columbia Mid Cap Growth Fund, Inc. formerly Columbia Special Fund, Inc. (the "Mid Cap Growth Fund" or "CMCG"), Columbia Small Cap Growth Fund, Inc. formerly Columbia Small Cap Fund, Inc. (the "Small Cap Growth Fund" or "CSCG"), Columbia Real Estate Equity Fund, Inc. (the "Real Estate Fund" or "CREF"), Columbia Technology Fund, Inc. (the "Technology Fund" or "CTF"), Columbia Strategic Investor Fund, Inc. formerly Columbia Strategic Value Fund, Inc. (the "Strategic Investor Fund" or "CSIF"), Columbia Balanced Fund, Inc. (the "Balanced Fund" or "CBF"), Columbia Oregon Municipal Bond Fund, Inc. (the "Oregon Municipal Bond Fund" or "CMBF"), and Columbia High Yield Fund, Inc. (the "High Yield Fund" or "CHYF") (each a "Fund" and together the "Funds"). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Fund dated ____________, 2005. This SAI should be read together with each Fund's Prospectus, and the most recent Annual Report dated August 31, 2005 and Semiannual Report dated February 28, 2005. Investors may obtain a free copy of each Fund's Prospectus and Annual Report and Semiannual Report from Columbia Management Distributors, Inc. (CMD), One Financial Center, Boston, MA 02111-2621 or by calling 1-800-426-3750. The financial statements and Report of the Independent Registered Public Accounting Firm appearing in the Predecessor Fund's August 31, 2005 Annual Report and the financial statements appearing in each Fund's February 28, 2005 Semiannual Report are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by CMD generally and additional information about certain securities and investment techniques described in each Fund's Prospectuses.

TABLE OF CONTENTS

        PART 1                                                                                       PAGE
DEFINITIONS............................................................................................b
ORGANIZATION AND HISTORY...............................................................................b
INVESTMENT GOALS AND POLICIES..........................................................................b
FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES....................................................b
PORTFOLIO TURNOVER.....................................................................................d
FUND CHARGES AND EXPENSES..............................................................................d
PORTFOLIO MANAGERS.....................................................................................l
CUSTODIAN OF THE FUND.................................................................................gg
INDEPENDENT REGISTERED PULIC ACCOUNTING FIRM..........................................................gg


                                     PART 1
                     COLUMBIA INTERNATIONAL STOCK FUND, INC.
                       COLUMBIA MID CAP GROWTH FUND, INC.
                      COLUMBIA SMALL CAP GROWTH FUND, INC.
                     COLUMBIA REAL ESTATE EQUITY FUND, INC.
                         COLUMBIA TECHNOLOGY FUND, INC.
                     COLUMBIA STRATEGIC INVESTOR FUND, INC.
                          COLUMBIA BALANCED FUND, INC.
                    COLUMBIA OREGON MUNICIPAL BOND FUND, INC.
                         COLUMBIA HIGH YIELD FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION
                               _____________, 2005

DEFINITIONS

      "Trust"           Columbia Funds Trust I
      "CISF"            Columbia International Stock Fund
      "CMCG"            Columbia Mid Cap Growth Fund, Inc.
      "CSCG"            Columbia Small Cap Growth Fund, Inc.
      "CREF"            Columbia Real Estate Equity Fund, Inc.
      "CTF"             Columbia Technology Fund, Inc.
      "CSIF"            Columbia Strategic Investor Fund, Inc.
      "CBF"             Columbia Balanced Fund, Inc.
      "CMBF"            Columbia Oregon Municipal Bond Fund, Inc.
      "CHYF"            Columbia High Yield Fund, Inc.
      "Advisor"         Columbia Management Advisors, Inc., each Fund's
                        investment advisor
      "CMD"             Columbia Management Distributors, Inc. each Fund's
                        distributor
      "CMS"             Columbia Management Services, Inc., each Fund's
                        shareholder services and transfer agent

ORGANIZATION AND HISTORY
Each Fund, other than the Oregon Municipal Bond Fund and the Columbia Technology Fund, is an open-end management diversified investment company. The Oregon Municipal Bond Fund and the Columbia Technology Fund are "non-diversified," which means that they may invest a greater percentage of their assets in the securities of a single issuer than the other Funds. The Funds, except the International Stock Fund, are organized as Oregon corporations. The International Stock Fund is expected to commence investment operations as a series of the Trust on October 7, 2005. Prior to October 7, 2005 (the "Fund Reorganization Date"), the Fund was organized as an Oregon corporation (the "Predecessor Fund") that commenced investment operations in 1992. The information provided for The International Stock Fund in this SAI for periods prior to the Fund Reorganization Date relates to the Predecessor Fund.


[INVESTMENT GOALS AND POLICIES
Each Prospectus describes the investment goal and investment strategies and risks of each Fund to which it pertains. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Funds. Part 2 contains, among other things additional information about the following securities and investment techniques that may be utilized by the Funds, unless otherwise noted, subject to any restrictions described in Part 1 of this SAI:

      Custody Receipts and Trust Certificates (the Asset Allocation Fund only) Short-Term Trading
      Small Companies (the Small Cap and Small Company Funds only)
      Common Stock, Preferred Stock and Warrants
      Foreign Securities
      Other Investment Companies
      Money Market Instruments
      Securities Loans


                                       b

      Forward Commitments
              *When-Issued" Securities (the Large Cap Core, Dividend,
               International and Small Cap Funds only)
              *Delayed Delivery* Securities (the Large Cap Core, Dividend and
               small Cap Funds only)
      Mortgage Dollar Rolls (the Asset Allocation Fund only)
      REITs
      Mortgage-Backed Securities (the Asset Allocation Fund only)
      Non-Agency Mortgage-Backed Securities (the Asset Allocation Fund only) Asset-Backed Securities (the Asset Allocation Fund only)
      Repurchase Agreements
      Reverse Repurchase Agreements
      Options on Securities
      Futures Contracts and Related Options
      Swap Agreements (Swaps, Caps, Collars and Floors)
      Foreign Currency Transactions
      Rule 144A Securities
      Variable and Floating Rate Obligations
      Convertible Securities
      Yankee Obligations
      American, European, Continental and Global Depositary Receipts
              (except that only the Large Cap Core, International, Small Cap and Dividend Funds may invest in GDRs)

Except as indicated below under "Fundamental and Non-Fundamental Investment Policies," the Funds' investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.]

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940, as amended (1940 Act), provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

Each Fund may not, as a matter of fundamental policy:

1. Underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.

2. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

3. Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. With the exception of the Real Estate Fund, which will invest at least 65% of the value of its total assets in securities of companies principally engaged in the real estate industry, purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental

                                       c
         investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

7. With the exception of the Oregon Municipal Bond Fund and the Columbia Technology Fund, purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

NON-FUNDAMENTAL INVESTMENT POLICIES
The following non-fundamental investment policies may be changed without shareholder approval:

(1) The Funds, except the Oregon Municipal Bond Fund, may not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

(2) Under normal market conditions, no more than 25% of International Stock Fund's assets may be committed to the consummation of currency exchange contracts.

(3) The Mid Cap Growth Fund may not invest less than 80% of its assets in the stocks of mid-cap companies (those stocks with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Mid Cap Index), except when the Fund is taking a temporary defensive position due to a determination by the Fund's Advisor that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities.

(4) The Small Cap Growth Fund may not invest less than 80% of its assets in the stocks of small-cap companies (those stocks with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the S&P SmallCap 600 Index), except when the Fund is taking a temporary defensive position due to a determination by the Fund's Advisor that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the 1940 Act's diversification requirement, an issuer is the entity whose revenues support the security.

PORTFOLIO TURNOVER
Portfolio turnover is included in each Fund's Prospectuses under "Financial Highlights." The Funds may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with the Fund's investment goal. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover may cause Funds to realize capital gains which, if realized and distributed by Funds, may be taxable to shareholders as ordinary income. High portfolio turnover in each of the Fund's portfolio may result in correspondingly greater brokerage commissions and other transaction costs, which would be borne directly by the Funds.

FUND CHARGES AND EXPENSES
Information regarding the advisory fee payable to the Advisor including any waivers or offsets applicable to such Fund is set forth in the prospectus for each Fund.

Effective February 9, 2005, pursuant to an amendment to the Investment Management Agreement with the Advisor, the advisory fee for the following Funds is calculated as a percentage of net assets that declines as net assets increase and is as follows:

                                       d


      International Stock Fund               0.870% of the Fund's first $500 million of net assets;
                                             0.820% of next $500 million of net assets;
                                             0.770% of next $500 million of net assets;
                                             0.720% of next $1.5 billion of net assets;
                                             0.700% of next $3 billion of net assets; and
                                             0.680% of net assets in excess of $6 billion.

      Mid Cap Growth Fund                    0.820% of the Fund's first $500 million of net assets;
                                             0.750% of next $500 million of net assets;
                                             0.720% of next $500 million of net assets; and
                                             0.670% of net assets in excess of $1.5 billion.

      Small Cap Growth Fund                  0.870% of the Fund's first $500 million of net assets;
                                             0.820% of next $500 million of net assets; and
                                             0.770% of net assets in excess of $1 billion.

      Technology Fund                        0.870% of the Fund's first $500 million of net assets;
                                             0.820% of next $500 million of net assets; and
                                             0.770% of net assets in excess of $1 billion.

      High Yield Fund                        0.600% of the Fund's first $500 million of net assets;
                                             0.550% of next $500 million of net assets;
                                             0.520% of next $500 million of net assets; and
                                             0.490% of net assets in excess of $1.5 billion.

Previously, the Advisor had, with respect to the period from November 1, 2004 to February 9, 2005, waived a portion of its fees, so that it retained fees at the rates shown above.

Prior to November 1, 2004, the advisory fee for the following Funds was calculated as a percentage of net assets that declined as net assets increased and was as follows:

   International Stock Fund                  1.000% of the Fund's first $200 million of net assets;
                                             1.000% of the next $300 million of net assets;
                                             0.950% of the next $500 million of net assets; and
                                             0.900% of net assets in excess of $1 billion.

   Mid Cap Growth Fund                       1.000% of the Fund's first $200 million of net assets;
                                             1.000% of the Fund's next $300 million of net assets
                                             0.750% of the next $500 million of net assets; and
                                             0.750% of net assets in excess of $1 billion.

Additionally, the Advisor had voluntarily agreed to waive a portion of its investment advisory fee for the International Stock Fund at an annual rate of 0.10% of the average daily net assets for the period September 1, 2004 through October 31, 2004. The annualized effective rate of this waiver is 0.03%.

Columbia Management Services, Inc. ("CMS") acts as transfer agent and dividend crediting agent for each Fund. Its address is P.O. Box 1722, Boston, Massachusetts 02105-1722. CMS has retained the services of Boston Financial Data Services to assist it in performing its transfer agent functions. It records and disburses dividends for the Funds. Each Fund pays the transfer agent an annual charge per open account as follows:

         Equity Funds               $28.00
         Fixed Income Funds         $34.00
         Money Market Funds         $33.50

Each Fund will also pay for certain reimbursable out-of-pocket expenses as set forth in the agreement. There is no minimum aggregate fee payable by any Fund to CMS for transfer agent services. For certain classes of certain Funds, CMS has agreed to waive transfer agency fees in amounts and for periods more fully described in the relevant prospectus.



                                       e

Columbia Management Distributor, Inc. fka Liberty Funds Distributor, Inc. ("CMD"), a registered securities broker and a member of the National Association of Securities Dealers, Inc., whose address is One Financial Center Boston, MA 02111-2621, is the principal underwriter for the Funds, and is authorized under a distribution agreement with each Fund to sell shares of the Fund. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized financial services firms ("FSFs") or investors.

The Advisor, CMD and CMS are wholly owned subsidiaries of Columbia Management Group, Inc., which is an indirect wholly owned subsidiary of Bank of America Financial Corporation ("Bank of America"). Bank of America and its affiliates provide a wide range of banking, financial, and investment products and services to individuals and businesses. Their principal activities include customer and commercial banking, mortgage lending and servicing, trust administration, investment management, retirement plan services, brokerage and clearing services, securities underwriting, private and corporate financing and advisory activities, and insurance services.

RECENT FEES PAID TO THE ADVISOR, ADMINISTRATOR, CMD AND CMS
Advisory fees paid by each of the Funds for each of the last three fiscal years were as follows:

        FUND                                      2005           2004          2003*
        ----                                     ------      -----------   -----------
        International Stock Fund                  [$ }       $ 4,953,878   $ 1,398,948
        Mid Cap Growth Fund                       [$ }       $ 8,813,801   $ 5,318,563
        Small Cap Growth Fund                     [$ }       $ 7,019,787   $ 3,458,104
        Real Estate Fund                          [$ }       $ 7,214,201   $ 4,042,456
        Technology Fund                           [$ }       $   361,947   $    79,533
        Strategic Investor Fund                   [$ }       $ 2,576,915   $ 1,276,121
        Balanced Fund                             [$ }       $ 3,002,434   $ 2,135,099
        Oregon Municipal Bond Fund                [$ }       $ 2,338,697   $ 1,719,382
        High Yield Fund                           [$ }       $10,523,463   $ 4,977,940

        *The Funds changed their fiscal year end from December 31 to August 31 in 2003. Information provided is for the eight-month period ended August 31, 2003.

A portion of the Advisor's fees are used to pay financial intermediaries for services they provide to investors who invest in the Funds through such financial intermediary. For the fiscal year ended August 31, 2005, the fiscal period ended August 31, 2004 and the fiscal year ended December 31, 2003, the Advisor and its affiliates paid $_________, $6,264,897, and $2,206,111 respectively, to financial intermediaries on behalf of the Funds.

The Funds' 12b-1 Plan monthly service and distribution fees paid to CMD for the period ended August 31, 2005 were (Class C shares were not available until October 13, 2003):

                                              SERVICE FEE                                         DISTRIBUTION FEE
                                              -----------                                         ----------------
                            CLASS A   CLASS B   CLASS C   CLASS D   CLASS G   CLASS T    CLASS B    CLASS C    CLASS D    CLASS G
                            -------   -------   -------   -------   -------   -------    -------    -------    -------    -------
International Stock Fund     $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Mid Cap Growth Fund          $[ ]      $[ ]      $[ ]      $[ ]      $[ ]       $[ ]      $[ ]       $[ ]       $[ ]       $[ ]
Real Estate Equity Fund      $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Technology Fund              $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Strategic Investor Fund      $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Balanced Fund                $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Oregon Municipal Bond Fund   $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
High Yield Fund              $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --

The transfer agent fees paid to CMS for the fiscal year ended August 31, 2005 under each transfer agent agreement were $_______ for the International Stock Fund, $_________ for the Mid Cap Growth Fund, $_______ for the Small Cap Growth Fund, $_________ for the Real Estate Fund, $_______ for the Technology Fund, $_______ for the Strategic Investor Fund, $_________ for the Balanced Fund, $_______ for the Oregon Municipal Bond Fund and $_________ for the High Yield Fund. The transfer agent fees paid by the International Stock Fund, Mid Cap Growth Fund and Strategic Investor Fund are net of transfer agent fees waived by CMD.

The Advisor performs certain administrative services for the Funds pursuant to a Pricing, Bookkeeping and Fund Administration Agreement (the "Agreement"). Under the terms of the Agreement, the Advisor (a) provides fund accounting and financial reporting oversight of State Street Bank and Trust, who provides the daily fund accounting and financial reporting services; (b)


                                       f
maintains and preserves in a secure manner the accounting records of the Funds;
(c) provides fund administration, including daily prospectus, investment restrictions and 1940 Act compliance review, tax and distribution management, expense budgeting, performance reporting and statistical analysis, and board reporting; and (d) provides disaster planning. For the services rendered by the Advisor, each Fund has agreed to pay a minimum of $25,000 plus two basis points for fund accounting and $19,965 for financial reporting, with a maximum combined fee of $150,000. The Advisor will also be compensated for certain out-of-pocket expenses. The amount paid under this agreement to each of the Funds is set forth in the Funds' Annual Report, which is incorporated by reference into this Statement of Additional Information.

BROKERAGE COMMISSIONS

Total brokerage commissions paid (agency only) by each of the respective Funds for each of the last three fiscal years were:



FUND                                      2005          2004           2003*
----                                     ------      ----------      ----------
Common Stock Fund                         [$ ]       $2,038,302      $1,511,696
Growth Fund                               [$ ]       $3,656,405      $3,916,262
Mid Cap Growth Fund                       [$ ]       $4,568,079      $2,792,191
Small Cap Growth Fund                     [$ ]       $4,182,561      $2,274,813
Real Estate Fund                          [$ ]       $1,006,065      $1,359,961
Balanced Fund                             [$ ]       $1,984,251      $1,432,505
Technology Fund                           [$ ]       $1,103,735      $528,962
Strategic Investor Fund                   [$ ]       $1,457,139      $950,489
International Stock Fund                  [$ ]       $2,219,092      $576,027

         *The Funds changed their fiscal year end from December 31 to August 31 in 2003. Information provided is for the eight-month period ended August 31, 2003.

No agency brokerage commissions were paid by the Fixed Income Securities Fund, High Yield Fund, International Stock Fund, or the Oregon Municipal Bond Fund during the last three years. Of the commissions paid in 2005, the Mid Cap Growth Fund paid $_______, the Small Cap Growth Fund paid $_______, the Balanced Fund paid $_______, the Real Estate Fund paid $______, the Strategic Investor Fund paid $_______, and the Technology Fund paid $______ to acquire third-party research or products.

         At August 31, 2005, the Funds held securities of their regular brokers or dealers as set forth below:



FUND                                        BROKER/DEALER                                  VALUE
----                                        -------------                                  -----
INTERNATIONAL STOCK FUND                    AXA                                            [$          3,828,704 ]
                                            CREDIT SUISSE GROUP                            [$          2,393,572 ]
MID CAP GROWTH FUND                         E*Trade Group Inc                              [$          5,478,878 ]
SMALL CAP GROWTH FUND                       AFFILIATED MANAGERS GROUP                      [$          7,705,265 ]
REAL ESTATE EQUITY FUND                     NONE
TECHNOLOGY FUND                             NONE
STRATEGIC INVESTOR FUND                     JP MORGAN CHASE & CO                           [$          5,153,316 ]
                                            CITIGROUP INC                                  [$          3,027,700 ]
                                            MORGAN STANLEY                                 [$          2,536,500 ]
                                            PIPER JAFFRAY                                  [$          1,502,035 ]
                                            NOMURA HOLDINGS INC- ADR                       [$          1,388,000 ]
                                            MARSH & MCLENNAN CO INC                        [$          1,228,975 ]
                                            NIKKO CORDIAL CORP.                            [$            679,682 ]
BALANCED FUND                               CITIGROUP INC                                  [$          9,091,438 ]
                                            JP MORGAN CHASE & CO                           [$          8,980,658 ]
                                            MORGAN STANLEY                                 [$          6,274,903 ]
                                            MARSH & MCLENNAN CO INC                        [$          2,641,179 ]
                                            WACHOVIA CORP                                  [$          1,802,624 ]
                                            EDWARDS (A.G.)                                 [$          1,645,094 ]

                                       g

FUND                                        BROKER/DEALER                                  VALUE
----                                        -------------                                  -----
                                            E*TRADE GROUP INC.                             [$          1,255,748 ]
                                            MERRILL LYNCH & CO INC                         [$          1,011,960 ]
                                            LEHMAN BROTHERS HOLDINGS                       [$            812,800 ]
                                            GOLDMAN SACHS                                  [$            746,609 ]
OREGON MUNICIPAL BOND FUND                  NONE
COLUMBIA HIGH YIELD FUND                    NONE


Provided each Fund's Board of Directors is satisfied that the Fund is receiving the most favorable price and execution available, the Advisor may consider the sale of the Fund's shares as a factor in the selection of brokerage firms to execute its portfolio transactions. The placement of portfolio transactions with brokerage firms who sell shares of a Fund is subject to rules adopted by the National Association of Securities Dealers, Inc. The Advisor may use research services provided by and allocate purchase and sale orders for portfolio securities to certain financial institutions, including, to the extent permitted by law or order of the SEC, financial institutions that are affiliated with the Advisor, if the Advisor believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. During the years listed, the Funds periodically used Robertson Stephens and Fleet Institutional Trading, affiliated broker-dealers of the Advisor that were disbanded in 2004, to execute purchase and sale orders. During 2004 [and 2005], the Funds periodically used W.R. Hambrecht, an affiliated broker-dealer of the Advisor to execute purchase and sale orders.

The aggregate dollar amount of brokerage commissions paid to Robertson Stephens for the fiscal years 2002, 2003, and 2004 is as follows:

FUND                          2004           2003*         2002
----                        --------       --------      --------
Small Cap Growth Fund       $      0       $      0      $      0
Balanced Fund               $      0       $      0      $  9,330
Mid Cap Growth Fund         $      0       $      0      $      0
Growth Fund                 $      0       $      0      $  3,460
Real Estate Equity Fund     $      0       $      0      $      0
Strategic Investor Fund     $      0       $      0      $ 11,510
Common Stock Fund           $      0       $      0      $  2,020

         The aggregate dollar amount of brokerage commissions paid to Fleet Institutional Trading for fiscal years 2003 and 2004 is as follows:

FUND                          2004           2003*
----                        --------       --------
Balanced Fund               $              $      0
Strategic Investor Fund     $  5,125       $ 34,125
Common Stock Fund           $      0       $      0

*The Funds changed their fiscal year end from December 31 to August 31 in 2003.
     Information provided for 2003 is for the eight-month period ended August 31, 2003.

The aggregate dollar amount of brokerage commissions paid to W.R. Hambrecht for the fiscal years 2005 and 2004 are as follows:

FUND                             2005        2004
----                           -------     -------
Small Cap Growth Fund                      $1,365
Mid Cap Growth Fund                        $9,785
Growth Fund                                $25,250
Strategic Investor Fund                    $1,500


TRUSTEES AND TRUSTEES' FEES

Fund Complex consists of the following funds:

The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia


                                       h

Funds Trust VII, the series of Liberty Variable Investment Trust and 8 closed-end or interval management investment company portfolios (the "Liberty Funds").

The series of Columbia Funds Trust VIII, the series of Columbia Funds Trust IX, the series of Columbia Funds Trust XI and the series of SteinRoe Variable Investment Trust (the "Stein Roe Funds").

Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (the "All-Star Funds").

Columbia Management Multi-Strategy Hedge Fund, LLC.

Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust (the "Columbia Funds").

The series of The Galaxy Funds (the "Galaxy Funds").

The series of Columbia Acorn Trust and the series of Wanger Advisors Trust (the "Acorn Funds" and "WAT Funds," respectively).

The Advisor or its affiliates pay the compensation of all the officers of the funds in the Fund Complex advised by the Advisor, including the Trustees who are affiliated with the Advisor. For the fiscal year ended August 31, 2005 and the calendar year ended December 31, 2004, the Trustees received the following compensation for serving as Trustees:

                                                   Aggregate      Total Compensation from
                                Pension or        Compensation       the Columbia Fund
                                Retirement       from the Fund      Complex Paid to the
                             Benefits Accrued    for the Fiscal       Trustees for the
                             as Part of Fund       Year ended       Calendar Year Ended
         Trustee               Expenses (b)     August 31, 2005    December 31, 2004 (a)
         -------               ------------     ---------------    ---------------------
Douglas A. Hacker                  [ ]                [ ]                  115,500
Janet Langford Kelly               [ ]                [ ]                  101,500
Richard W. Lowry                   [ ]                [ ]                  128,150
William E. Mayer                   [ ]                [ ]                  133,150
Charles R. Nelson                  [ ]                [ ]                  155,073
John J. Neuhauser                  [ ]                [ ]                  143,568
Patrick J. Simpson(c)              [ ]                [ ]                   64,234
Thomas Stitzel                     [ ]                [ ]                  103,500
Thomas C. Theobald(d)              [ ]                [ ]                  110,250
Anne-Lee Verville(e)               [ ]                [ ]                  128,250
Richard L. Woolworth               [ ]                [ ]                   64,234

(a) As of December 31, 2004, the Fund Complex consisted of 127 open-end and 11 closed-end management investment company portfolios.

(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(c) During the fiscal year ended August 31, 2005, and the calendar year ended December 31, 2004, Mr. Simpson deferred $_____, $_____, $_____, $_____,
     $_____, $___, $_____ and $___ of his compensation from the Balanced Fund, Mid Cap Growth Fund, Small Cap Growth Fund, International Stock Fund, Real Estate Equity Fund, Technology Fund, High Yield Fund and Oregon Municipal Bond Fund, respectively, and $_______ of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Simpson's account under that plan was $_______.

(d) During the fiscal year ended August 31, 2005, and the calendar year ended December 31, 2004, Mr. Theobald deferred $_____, $_____, $_____, $_____,
     $_____, $___, $_____ and $___ of his compensation from the Balanced Fund, Mid Cap Growth Fund, Small Cap Growth Fund, International Stock Fund, Real Estate Equity Fund, Technology Fund, High Yield

     Fund and Oregon Municipal Bond Fund, respectively, and $_______ of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Theobald's account under that plan was $_______.

(e) During the fiscal year ended August 31, 2005, and the calendar year ended December 31, 2004, Ms. Verville deferred $_____, $_____, $_____, $_____,
     $_____, $___, $_____ and $___ of his compensation from the Balanced Fund, Mid Cap Growth Fund, Small Cap Growth Fund, International Stock Fund, Real Estate Equity Fund, Technology Fund, High Yield Fund and Oregon Municipal Bond Fund, respectively, and $_______ of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Verville's account under that plan was $_______.

ROLE OF THE BOARD OF TRUSTEES

The Trustees of the Funds are responsible for the overall management and supervision of the Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with service providers for the Fund and review the Fund's performance. The Trustees have created several committees to perform specific functions for the Fund. Mr. Theobald was elected Chairman of the Board of Trustees of the Trust (the "Board") effective December 2003.

AUDIT COMMITTEE

Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Funds and certain service providers. For the fiscal year ended August 31, 2005, the Audit Committee convened _________ times.

GOVERNANCE COMMITTEE

Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Fund. For the fiscal year ended August 31, 2005, the Governance Committee convened ______ times.

ADVISORY FEES & EXPENSES COMMITTEE

Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of the Board. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. For the fiscal year ended August 31, 2005, the Advisory Fees & Expenses Committee convened ______ times.

COMPLIANCE COMMITTEE

Ms. Kelly, Messrs. Nelson, Simpson and Stitzel and Ms. Verville are members of the Compliance Committee of the Board. Prior to May 10, 2005, Ms. Kelly, Messrs. Nelson and Simpson and Ms. Verville were members of the Compliance Committee of the Board. Prior to August 10, 2004, Ms. Kelly, Mr. Nelson and Ms. Verville were members of the Compliance Committee of the Board of Trustees of the Funds. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Trust. The Committee supervises legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Trust's investment adviser, principal underwriter and transfer agent. For the fiscal year ended August 31, 2005, the Compliance Committee convened _____ times.


                                       j

INVESTMENT OVERSIGHT COMMITTEES

Beginning in 2004, each Trustee of the Funds also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of Columbia funds and gives particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Fund Complex which they review:

         IOC #1:                     Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing funds in the following asset categories: Large Growth Diversified, Large Growth
                                     Concentrated, Small Growth, Outside Managed (i.e., sub-advised) and Municipal.

         IOC #2:                     Messrs. Hacker and Ms. Verville are responsible for reviewing funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed
                                     Income - Multi Sector, Fixed Income - Core and Young Investor.

         IOC#3:                      Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Large Value, Mid Cap Value, Small Value,
                                     Asset Allocation, High Yield and Money Market.

         IOC#4:                      Messrs. Nelson, Simpson and Woolworth are responsible for reviewing funds in the following asset categories: Large/Multi-Cap Blend, Mid Cap Growth, Small
                                     Growth, Asset Allocation, Specialty Equity and Taxable Fixed Income.

SHARE OWNERSHIP

The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004 (i) in the Fund and (ii) in the Funds in the Columbia Funds Complex.

                                                               Aggregate Dollar Range of
                                                              Equity Securities Owned in
                                  Dollar Range of                All Funds Overseen by
                            Equity Securities Owned in         Trustee in Columbia Funds
    Name of Trustee                  the Fund                           Complex
    ---------------                  --------                           -------
DISINTERESTED TRUSTEES
Douglas A. Hacker                      $[ ]                          Over $100,000
Janet Langford Kelly                   $[ ]                          Over $100,000
Richard W. Lowry                       $[ ]                          Over $100,000
Charles R. Nelson                      $[ ]                          Over $100,000
John J. Neuhauser                      $[ ]                          Over $100,000
Patrick J. Simpson                     $[ ]                          Over $100,000
Thomas E. Stitzel                      $[ ]                          Over $100,000
Thomas C. Theobald                     $[ ]                          Over $100,000
Anne-Lee Verville (a)                  $[ ]                          Over $100,000
Richard L. Woolworth                   $[ ]                          Over $100,000

INTERESTED TRUSTEES
William E. Mayer                       $[ ]                        $50,001 - $100,000

(a) Ms. Verville has elected to deter her compensation as a Trustee under the deferred compensation plan for Independent Trustees of the Fund Complex. The value of her deferred compensation is determined as if the amounts had been

                                       k
      invested, as of the date of deferral, in shares of one or more funds in the complex as specified by her. At December 31, 2004 the value of her deferred compensation account exceeded $100,000.

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Fund's portfolio managers managed as of May 31, 2005.


                        OTHER SEC-REGISTERED
PORTFOLIO MANAGER       OPEN-END AND CLOSED-END
                        FUNDS                        OTHER POOLED INVESTMENT
                                                     VEHICLES                     OTHER ACCOUNTS
----------------------- ------------ --------------- ------------ --------------- ------------ --------------
                        Number of    Assets          Number of    Assets          Number of    Assets
                        accounts                     accounts                     accounts
----------------------- ------------ --------------- ------------ --------------- ------------ --------------
Name[*]
----------------------- ------------ --------------- ------------ --------------- ------------ --------------
Name
----------------------- ------------ --------------- ------------ --------------- ------------ --------------
Name
----------------------- ------------ --------------- ------------ --------------- ------------ --------------

[* Information for Mr./Ms. [    ], who began managing the Predecessor Fund
after its fiscal year end, is as of [recent practicable date].]

See "Management -- Portfolio Transactions -- Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how the Adviser addresses potential conflicts of interest resulting from an individual's management of more than one account.

OWNERSHIP OF SECURITIES

The table below shows the dollar ranges of shares of the Predecessor Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio managers listed above at the end of the Predecessor Fund's most recent fiscal year:

Portfolio Manager                                       Dollar Range of Equity Securities  in the Fund
                                                        Beneficially Owned
------------------------------------------------------- -----------------------------------------------------
Name[*]
------------------------------------------------------- -----------------------------------------------------

[* Information for Mr./Ms. [    ], who began managing the Fund after its most
recent fiscal year end, is as of [recent practicable date].]

COMPENSATION

As of the Predecessor Fund's most recent fiscal year end, the portfolio managers received all of their compensation from the Adviser and its parent company, Columbia Management Group, in the form of salary, bonus, stock options and restricted stock. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmark[s] noted below, emphasizing the manager's three- and five-year performance. The Adviser may also consider the portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall business performance.

                                       l

PORTFOLIO MANAGER                                       PERFORMANCE BENCHMARK

------------------------------------------------------- -----------------------------------------------------
[Name of Portfolio Manager]                             [Benchmark]


The size of the overall bonus pool each year is determined by Columbia
    Management Group and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser's profitability for the year, which is influenced by assets under management.

OWNERSHIP OF THE FUND
As of record on November 30, 2004, the officers and Trustees of the Trust as a group owned less than 1% of the then outstanding of each of Class A, Class B, Class C and Class Z shares of each Fund.

As of record on November 30, 2004, the following shareholders of record owned 5% or more of one or more of each class of each Fund's then outstanding shares:

BALANCED FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FRANCES A MCCONNELL                                                                 5.08
                     11866 GIRDLED RD
                     CONCORD OH  44077-8805


BALANCED FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     J J B HILLIARD W L LYONS INC                                                       26.85
                     DWIGHT P PLOWMAN
                     501 S 4TH ST
                     LOUISVILLE KY  40202-2520

                     LI MEI FENG                                                                        12.55
                     50 NOVA DR
                     PIEDMONT CA  94610-1038

                     FIRST CLEARING, LLC                                                                 6.54
                     DORIS R KORNEGAY &
                     JOE ISAAC
                     9563 BROKEN OAK BLVD
                     JACKSONVILLE FL  32257-8806

                     DEL GIORGIO FAMILY TRUST                                                            5.30
                     340 OLD MILL RD SPC 63
                     SANTA BARBARA CA  93110-3725




                                       m

BALANCED FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     LEGG MASON WOOD WALKER INC                                                         25.89
                     PO BOX 1476
                     BALTIMORE MD  21203-1476

                     UBS FINANCIAL SERVICES INC. FBO                                                    15.69
                     ROBERT BREIDENBAUGH
                     CAROLYN BREIDENBAUGH
                     369 E. CHURCH STREET
                     ELMHURST IL  60126-3602

                     JOHN WIST &                                                                        11.22
                     GLADYS WIST
                     12111 FAITH LN
                     BOWIE MD  20715-2302

                     FISERV SECURITIES INC                                                               9.36
                     ONE COMMERCE SQUARE
                     2005 MARKET STREET SUITE 1200
                     PHILADELPHIA PA  19103-7008

                     CITIGROUP GLOBAL MARKETS, INC                                                       8.40
                     333 W 34TH ST
                     NEW YORK NY  10001-2402

HIGH YIELD FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            40.97
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     FTC & CO                                                                            5.95
                     PO BOX 173736
                     DENVER CO  80217-3736

HIGH YIELD FUND-B
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CITIGROUP GLOBAL MARKETS, INC.                                                      7.40
                     333 W 34TH ST
                     NEW YORK NY  10001-2402


                                       n

HIGH YIELD FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                23.96
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 3
                     JACKSONVILLE FL  32246-6484

HIGH YIELD FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                11.84
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

                     CITIGROUP GLOBAL MARKETS, INC.                                                      9.27
                     333 W 34TH ST
                     NEW YORK NY  10001-2402

HIGH YIELD FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FLEET NATIONAL BANK 5                                                              36.50
                     FBO CMC OMNIBUS C/C
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

                     CHARLES SCHWAB & CO INC                                                            17.86
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     FLEET NATIONAL BANK                                                                 9.65
                     FBO CMC OMNIBUS C/R
                     PO BOX 92800
                     ROCHESTER NY  14692-8900



                                       o

INTERNATIONAL STOCK FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     NFSC                                                                               25.23
                     KEDAR FAMILY TRUST
                     27862 VIA CORITA WAY
                     LOS ALTOS CA  94022-3230

                     A G EDWARDS & SONS INC FBO                                                          7.22
                     SHAKUNTLA D MILLER
                     1 N JEFFERSON AVE
                     SAINT LOUIS MO  63103-2205

                     PERSHING LLC                                                                        5.29
                     PO BOX 2052
                     JERSEY CITY NJ  07303-2052

INTERNATIONAL STOCK FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FISERV SECURITIES INC                                                               5.14
                     ONE COMMERCE SQUARE
                     2005 MARKET STREET SUITE 1200
                     PHILADELPHIA PA  19103-7008

                     GREG KOYLE                                                                          5.03
                     ESNET MANAGEMENT GROUP LLC
                     R D THOMPSON
                     1024 RIVER HAVEN CIRCLE
                     OREM UT  84097-6680

INTERNATIONAL STOCK FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FLEET NATIONAL BANK                                                                56.62
                     FBO CMC OMNIBUS C/C
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

                     FLEET NATIONAL BANK                                                                12.54
                     FBO CMC OMNIBUS C/R
                     PO BOX 92800
                     ROCHESTER NY  14692-8900


                                       p

MID CAP GROWTH FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            14.55
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

MID CAP GROWTH FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                12.36
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

                     RAYMOND JAMES & ASSOC INC                                                           6.75
                     FBO GOSS TR
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100

                     MORGAN STANLEY DW INC FBO                                                           5.91
                     LEIGH FLOWE FINLEY
                     HARBORSIDE FINANCIAL CNTR PLAZA 3
                     JERSEY CITY NJ  07311

                     PERSHING LLC                                                                        5.81
                     PO BOX 2052
                     JERSEY CITY NJ  07303-2052

                     NFSC                                                                                5.06
                     CAPITAL FORTRESS INTL TRUST
                     RG SOLOMON ARCADE STE 11
                     605 MAIN STREET
                     ST KITTS/NEVIS

MID CAP GROWTH FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     EDWARD D  JONES AND COF/A/O                                                         8.72
                     BEULAH MAE JONES MITCHELL
                     PO BOX 2500
                     MARYLAND HTS MO  63043-8500

                     ADP CLEARING & OUTSOURCING                                                          7.66
                     26 BROADWAY
                     NEW YORK NY  10004-1703


                                        q

MID CAP GROWTH FUND-G
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     COLUMBIA TRUST COMPANY ROLLOVER IRA                                                 5.02
                     JUAN ROSAI
                     25 CRESTVIEW DR
                     NORTH HAVEN CT  06473-3002

MID CAP GROWTH FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FLEET NATIONAL BANK                                                                11.78
                     FBO CMC OMNIBUS C/C
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

                     CHARLES SCHWAB & CO INC                                                            10.77
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     FLEET NATIONAL BANK                                                                 5.13
                     FBO CMC OMNIBUS C/R
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

OREGON MUNICIPAL BOND FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     WAYNE BARKER                                                                       26.59
                     15646 SEASIDE CT
                     BROOKINGS OR  97415-9531

                     CHARLES SCHWAB & CO INC CUST                                                       10.45
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     AMERICAN ENTERPRISE INVESTMENT SVCS                                                10.01
                     PO BOX 9446
                     MINNEAPOLIS MN  55440-9446

                     INTERRA CLEARING SERVICES FBO                                                       5.70
                     DAVID A JOHNSON
                     JANET M JOHNSON
                     JTWROS TEN/WROS
                     7885 NE TODD DR
                     CORVALLIS OR  97330-9683





                                       r

                     DAIN RAUSCHER INC FBO                                                               5.27
                     LOIS O KOCHIS
                     989 NW SPRUCE AVE APT 226
                     CORVALLIS OR  97330-2178

OREGON MUNICIPAL BOND FUND-B
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     DAIN RAUSCHER INC FBO                                                              15.07
                     GILLICI F JACKSON REVOC LIV TRUST
                     611 NW 30TH ST
                     CORVALLIS OR  97330-5144

                     AMERICAN ENTERPRISE INVEST SVCS                                                     8.47
                     PO BOX 9446
                     MINNEAPOLIS MN  55440-9446

                     AMERICAN ENTERPRISE INVEST SVCS                                                     8.44
                     PO BOX 9446
                     MINNEAPOLIS MN  55440-9446

                     DAIN RAUSCHER INC FBO                                                               6.74
                     GM LEAR IRREV LIV TRUST
                     440 NW ELKS DR APT 101
                     CORVALLIS OR  97330-3747

                     DEAN WITTER FBO                                                                     5.90
                     RELLA PANTENBURG &
                     PO BOX 250
                     NEW YORK NY  10008-0250

                     NFSC                                                                                5.28
                     ROBERT WILLIAMS REVOC LIV TRUST
                     14404 SE WEBSTER RD APT 325
                     PORTLAND OR  97267-1972

OREGON MUNICIPAL BOND FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     PIPER JAFFRAY & CO.                                                                34.31
                     800 NICOLLET MALL
                     MINNEAPOLIS MN  55402-7000

                     RAYMOND JAMES & ASSOC INC                                                          16.73
                     FBO SAUNDERS BARNEY
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100



                                       s

                     RAYMOND JAMES & ASSOC INC                                                          14.68
                     FBO WESTENHOUSE H
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100

                     MERRILL LYNCH PIERCE FENNER & SMITH                                                12.82
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

                     RAYMOND JAMES & ASSOC INC                                                           5.99
                     FBO HALL MV
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100

OREGON MUNICIPAL BOND FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     DAIN RAUSCHER INC FBO                                                              21.59
                     LEWIS F ROTH REVOCLIVTRUST
                     4798 BECKER CIR SE
                     ALBANY OR  97322-7139

                     LPL FINANCIAL SERVICES                                                             13.36
                     9785 TOWNE CENTRE DR
                     SAN DIEGO CA  92121-1968

                     PERSHING LLC                                                                       12.42
                     PO BOX 2052
                     JERSEY CITY NJ  07303-2052

                     DAIN RAUSCHER INC FBO                                                              11.13
                     RUTH C LEAR TRUST
                     440 NW ELKS DR APT 101
                     CORVALLIS OR  97330-3747

                     LPL FINANCIAL SERVICES                                                             10.97
                     9785 TOWNE CENTRE DR
                     SAN DIEGO CA  92121-1968

                     NFSC                                                                                6.77
                     FREDERICK A J KINGERY
                     FREDERICK A J KINGERY
                     4163 SW GREENLEAF CT
                     PORTLAND OR  97221-3271



                                       t

                     AMERICAN ENTERPRISE INVESTMENT SVCS                                                 6.15
                     PO BOX 9446
                     MINNEAPOLIS MN  55440-9446

                     AMERICAN ENTERPRISE INVESTMENT SVCS                                                 6.11
                     P.O BOX 9446
                     MINNEAPOLIS MN  55440-9446
OREGON MUNICIPAL BOND FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                             7.06
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

REAL ESTATE EQUITY FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            37.16
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     NATIONWIDE TRUST CO FSB                                                            15.52
                     PO BOX 182029
                     COLUMBUS OH  43218-2029

REAL ESTATE EQUITY FUND-B
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                 5.12
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

REAL ESTATE EQUITY FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     ADP CLEARING & OUTSOURCING                                                          8.13
                     26 BROADWAY
                     NEW YORK NY  10004-1703


                                       u

REAL ESTATE EQUITY FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FIRST CLEARING, LLC                                                                 7.26
                     8911 BLOOMFIELD BLVD
                     SARASOTA FL  34238-4452

REAL ESTATE EQUITY FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            27.57
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     FLEET NATIONAL BANK                                                                18.12
                     FBO CMC OMNIBUS C/C
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

                     FLEET NATIONAL BANK                                                                 5.49
                     FBO CMC OMNIBUS C/R
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

SMALL CAP GROWTH FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                             8.32
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     SAXON AND CO                                                                        8.29
                     OMNIBUS
                     PO BOX 7780-1888
                     PHILADELPHIA PA  19182-0001

                     STANDARD INSURANCE COMPANY                                                          7.24
                     1100 SW 6TH AVE
                     PORTLAND OR  97204-1020

STRATEGIC INVESTOR FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            14.55
                     SPECIAL CUSTODY A/C FOR BENFT CUST
                     101 MONTGOMERY STREET
                     SAN FRANCISCO CA  94104-4122

                     CHARLES SCHWAB & CO INC                                                             9.50
                     SPECIAL CUSTODY A/C FOR BENFT CUST
                     101 MONTGOMERY STREET
                     SAN FRANCISCO CA  94104-4122

STRATEGIC INVESTOR FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                 8.15
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

STRATEGIC INVESTOR FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CITIGROUP GLOBAL MARKETS, INC.                                                     34.11
                     333 W 34TH ST
                     NEW YORK NY  10001-2402

STRATEGIC INVESTOR FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            10.11
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     COLUMBIA TRUST CO AGENT                                                             5.96
                     FBO US NATURAL RESOURCES AND
                     FRIEDRICH AIR COND PEN PL-EMPLEE
                     PO BOX 1350
                     PORTLAND OR  97207-1350

                                       w

TECHNOLOGY FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     SEI PRIVATE TRUST CO                                                                9.99
                     ONE FREEDOM VALLEY DRIVE
                     OAKS PA  19456

                     NFSC                                                                                9.32
                     R LEE RIGNEY
                     224 CEDAR ST
                     ENGLEWOOD NJ  07631-3131

                     MERRILL LYNCH PIERCE FENNER & SMITH                                                 6.02
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

TECHNOLOGY FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     NFSC                                                                                7.55
                     WALLACE W SCHOOLER
                     4480 SCHOOLER RD
                     CRIDERSVILLE OH  45806-9727

                     UBS FINANCIAL SERVICES INC. FBO                                                     7.51
                     UBS-FINSVC CDN FBO
                     T MCCULLOUGH STROTHER
                     P.O.BOX 3321,
                     1000 HARBOR BLVD
                     WEEHAWKEN NJ  07086-6761

TECHNOLOGY FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     LPL FINANCIAL SERVICES                                                             48.03
                     9785 TOWNE CENTRE DR
                     SAN DIEGO CA  92121-1968

                     COLUMBIA TRUST COMPANY                                                             19.34
                     THOMASVILLE HOME FURNISHINGS OF AZ
                     BRANDON D LEVALLEY
                     18971 CAMINITO CANTILENA #19
                     SAN DIEGO CA  92128-6166


                     RAYMOND JAMES & ASSOC INC                                                           7.90
                     FBO BARNETT IRA
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100

                     CITIGROUP GLOBAL MARKETS, INC.                                                      6.63
                     333 W 34TH ST
                     NEW YORK NY  10001-2402

                     USAA INVESTMENT MANAGEMENT CO                                                       5.06
                     9800 FREDERICKSBURG RD
                     SAN ANTONIO TX  78288-0001

TECHNOLOGY FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                             8.88
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122


SALES CHARGES

For the fiscal years ended August 31, 2005 and August 31, 2004, the following sales charges were paid by shareholders in respect to Class A, D and T shares*:

                                                      CLASS A                         CLASS D                     CLASS T
                                                      -------                         -------                     -------
                                               2005          2004              2005         2004            2005        2004
                                           -----------    -----------      -----------   ----------       --------    --------
International Stock Fund                   $              $44,752          $             $89                          --
Mid Cap Growth Fund                        $              $58,047          $             $382                         $1,845
Real Estate Equity Fund                    $              $212,798         $             $5,756                       --
Technology Fund                            $              $48,422          $             $359                         --
Strategic Investor Fund                    $              $652,526         $             $25                          --
Balanced Fund                              $              $26,350          $             $729                         --
Oregon Municipal Bond Fund                 $              $18,602          $             $966                         --
High Yield Fund                            $              $790,974         $             $46,454                      --

*Class D shares closed to new investors effective October 13, 2003, and the front-end sales charge of 1.00% is waived effective October 13, 2003.

For the fiscal years ended August 31, 2004 and August 31, 2005, CMD, as Distributor, retained the following fees:

                                                                                INTERNATIONAL STOCK FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005
                                                                          -----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $44,752
Initial sales charges retained by CMD                                     $[ ]                           $ 7,736
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                           $    19




                                       y

                                                                                INTERNATIONAL STOCK FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $19,281
                                                                          $[ ]
                                                                          $[ ]



                                                                                INTERNATIONAL STOCK FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $136
                                                                          $[ ]
                                                                          $[ ]

                                                                                INTERNATIONAL STOCK FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
                                                                          $[ ]                             $28
                                                                          $[ ]
                                                                          $[ ]

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.



                                                                                  MID CAP GROWTH FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $58,047
Initial sales charges retained by CMD                                     $[ ]                           $ 9,271
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                             $ 0


                                                                                  MID CAP GROWTH FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $12,291




                                                                                  MID CAP GROWTH FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $264



                                                                                  MID CAP GROWTH FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                             $21


                                       z

                                                                                  MID CAP GROWTH FUND*
                                                                                     Class G Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $2,954

*Class A, B, D and G shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.



                                                                                REAL ESTATE EQUITY FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                          $212,798
Initial sales charges retained by CMD                                     $[ ]                          $ 32,403
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                          $ 25,000



                                                                                REAL ESTATE EQUITY FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $23,444



                                                                                REAL ESTATE EQUITY FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $2,004




                                                                                REAL ESTATE EQUITY FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $4,273

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.

                                                                                    TECHNOLOGY FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $48,422
Initial sales charges retained by CMD                                     $[ ]                           $ 8,022
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                           $     0


                                                                                    TECHNOLOGY FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $40,538



                                       aa

                                                                                    TECHNOLOGY FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $883



                                                                                    TECHNOLOGY FUND*
                                                                                      Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                             $11

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.

                                                                                STRATEGIC INVESTOR FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                          $652,526
Initial sales charges retained by CMD                                     $[ ]                          $ 93,760
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                          $    487




                                                                                STRATEGIC INVESTOR FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $26,530




                                                                                STRATEGIC INVESTOR FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $1,230




                                                                                STRATEGIC INVESTOR FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                             $12

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.

                                                                                     BALANCED FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $26,350
Initial sales charges retained by CMD                                     $[ ]                           $ 4,251
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                           $     0



                                       bb

                                                                                     BALANCED FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $15,155


                                                                                     BALANCED FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $282



                                                                                     BALANCED FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                             $9

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.

                                                                               OREGON MUNICIPAL BOND FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $18,602
Initial sales charges retained by CMD                                     $[ ]                           $ 2,240
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                           $     0



                                                                               OREGON MUNICIPAL BOND FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $9,564




                                                                               OREGON MUNICIPAL BOND FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $685



                                                                               OREGON MUNICIPAL BOND FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $119

*Class A, B and D shares were initially offered on November 1, 2002 and Class C Shares were initially offered on October 13, 2003.



                                       cc

                                                                                    HIGH YIELD FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                          $790,974
Initial sales charges retained by CMD                                     $[ ]                          $ 96,270
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                          $ 66,541
  On Fund redemptions retained by CMD


                                                                                    HIGH YIELD FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD
                                                                          $[ ]                          $297,129


                                                                                    HIGH YIELD FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $32,727



                                                                                    HIGH YIELD FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $39,786

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.


12B-1 PLANS, CDSC AND CONVERSION OF SHARES

          The Directors have approved a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan") for the Funds' Class A, B, C, D and G shares. Under the 12b-1 Plan, each Fund pays CMD a monthly service fee at an annual rate of up to 0.25% of the Fund's net assets attributed to Class A, B, C and D shares. Each Fund may also pay CMD monthly a distribution fee at an annual rate of 0.10% of the Fund's daily net assets attributed to Class A shares and up to 0.75% of the Fund's average daily net assets attributable to Class B, C and D shares. The Funds' Board of Directors currently limits payments under the 12b-1 Plan for Class A shares to 0.25% annually. Also under the 12b-1 Plan, the Mid Cap Growth Fund pays CMD a monthly service fee at an annual rate of up to 0.50% of the Fund's net assets attributed to Class G shares, made up of up to 0.25% for certain shareholder services ("Shareholder Liaison Services") and up to 0.25% for administrative services ("Administrative Support Services"). The Mid Cap Growth Fund also pays CMD monthly a distribution fee at an annual rate of up to 0.65% of the Fund's average daily net assets attributed to Class G shares.

For the Oregon Municipal Bond Fund, CMD has voluntarily agreed to waive a portion of its Class C and Class D distribution fees so that these fees do not exceed 0.65% annually of Class C's and Class D's average daily net assets. For the High Yield Fund, the Distributor has voluntarily agreed to waive a portion of its Class C and Class D distribution fees so that these fees do not exceed 0.85% annually of the Class C's and Class D's average daily net assets.

The monthly service and distribution fees shall be used by CMD to cover expenses and activities primarily intended to result in the sale of Fund shares. These expenses and activities may include but are not limited to: (a) direct out-of-pocket promotional expenses incurred by CMD in advertising and marketing Fund shares; (b) expenses incurred in connection with preparing, printing, mailing, and distributing or publishing advertisements and sales literature; (c) expenses incurred in connection with printing and mailing prospectuses and Statements of Additional Information to other than current shareholders; (d) periodic payments or commissions to one or more securities dealers, brokers, financial institutions and other industry professionals ("Service Organizations") with respect to the Funds' shares beneficially owned by customers for whom the Service Organization is the shareholder of record; (e) the direct and indirect cost of financing the payments or expenses included in
(a) and (d) above;

                                       dd
or (f) such other services as may be construed by any court or governmental agency or commission, including the SEC, to constitute distribution services under the 1940 Act or rules and regulations thereunder.

Shareholder Liaison Services may include the following services provided by financial services firms ("FSFs"): (a) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (b) processing dividend payments; (c) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (d) providing periodic mailings to customers. Administrative Support Services may include the following services provided by FSFs: (a) providing customers with information as to their positions in Class G shares; (b) responding to customer inquiries; and
(c) providing a service to invest the assets of customers in Class G shares.

CMD may use the entire amount of such fees to defray the cost of commissions and service fees paid to FSFs and for certain other purposes. Since the distribution and service fees are payable regardless of CMD's expenses, CMD may realize a profit from the fees. The 12b-1 Plan authorizes the Advisor to make payments out of its own funds for distribution or services costs. At this time, the total Class G service and distribution fees have been limited to 0.95% for the Mid Cap Growth Fund. These limitations may be modified or terminated by the Board of Directors at any time.

The Plan authorizes any other payments by the Funds to CMD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of the Fund's shares.

         The Trustees of the Trust believe the Plan could be a significant factor in the growth and retention of the Fund's assets resulting in a more advantageous expense ratio and increased investment flexibility that could benefit each class of the Fund's shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees of the Trust who are not interested persons of the Trust are effected by such disinterested Trustees.

         Shares of Class A, D and T shares are offered with a front-end sales charge, payable at the time of purchase, unless waived as set forth in the Prospectus for such Fund. Class B, C and G shares are offered without a front-end sales charge, but are subject to a contingent deferred sales charge depending on the length of time the shares are held. Class A, C, D and T shares held for fewer than 18 months (12 months in the case of Class C and D) after purchase are subject to a 1.00% contingent deferred sales charge. A detailed description of these various sales charges can be found in the Prospectus for the relevant class. Class T shares received in connection with a fund merger are subject to a contingent deferred sales charge if redeemed within 12 months of the original purchase.

         No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

         Except in certain limited circumstances, Class G shares of a Fund automatically convert into Class T shares of the same Fund at the time disclosed in the relevant Fund's Prospectus for Class T and G shares. Class B shares automatically convert into Class A shares of the same Fund at the time disclosed in the relevant Fund's Prospectus for Class A, B, C and D shares.

SALES-RELATED EXPENSES OF CMD RELATING TO THE FUNDS WERE:

INTERNATIONAL STOCK FUND

                                                          Fiscal Year Ended August 31, 2005

                                        Class A              Class B                Class C                 Class D
                                        -------              -------                -------                 -------
                                        Shares               Shares                 Shares                  Shares
                                        ------               ------                 ------                  ------
Fees to FSFs                            $[ ]               $[ ]                      $[ ]                     $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                     $[ ]               $[ ]                      $[ ]                     $[ ]
Allocated travel, entertainment
and other expenses                      $[ ]               $[ ]                      $[ ]                     $[ ]


                                       ee

MID CAP GROWTH FUND                                        Fiscal Year Ended August 31, 2005
                                    Class A     Class B      Class C          Class D      Class G        Class T
                                    --------    --------     --------         --------     --------       -------
                                     Shares       Shares      Shares          Shares        Shares         Shares
                                     ------       ------      ------         -------        ------         ------
Fees to FSFs                          $[ ]         $[ ]        $[ ]           $[ ]           $[ ]           $[ ]
Allocated cost of sales
material relating to the Fund
(including printing, mailing
and other promotion expenses)         $[ ]         $[ ]        $[ ]           $[ ]           $[ ]           $[ ]
Allocated travel, entertainment
and other  expenses                   $[ ]         $[ ]        $[ ]           $[ ]           $[ ]           $[ ]



REAL ESTATE EQUITY FUND                               Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                              $[ ]            $[ ]            $[ ]             $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                       $[ ]            $[ ]            $[ ]             $[ ]
Allocated travel, entertainment
and other  expenses                       $[ ]            $[ ]            $[ ]             $[ ]

TECHNOLOGY FUND                                     Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                             $[ ]            $[ ]             $[ ]            $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                      $[ ]            $[ ]             $[ ]            $[ ]
Allocated travel, entertainment
and other  expenses                      $[ ]            $[ ]             $[ ]            $[ ]

STRATEGIC INVESTOR FUND                                Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                             $[ ]             $[ ]            $[ ]            $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                      $[ ]             $[ ]            $[ ]            $[ ]
Allocated travel, entertainment
and other  expenses                      $[ ]             $[ ]            $[ ]            $[ ]

BALANCED FUND                                         Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                           $[ ]              $[ ]             $[ ]            $[ ]
Allocated cost of sales
material relating to the Fund
(including printing, mailing
and other promotion expenses)          $[ ]              $[ ]             $[ ]            $[ ]
Allocated travel, entertainment
and other  expenses                    $[ ]              $[ ]             $[ ]            $[ ]


                                       ff

OREGON MUNICIPAL BOND FUND                        Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                              $[ ]            $[ ]            $[ ]             $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                       $[ ]            $[ ]            $[ ]             $[ ]
Allocated travel, entertainment
and other  expenses                       $[ ]            $[ ]            $[ ]             $[ ]

HIGH YIELD FUND                                       Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                              $[ ]            $[ ]            $[ ]            $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                       $[ ]            $[ ]            $[ ]            $[ ]
Allocated travel, entertainment
and other  expenses                       $[ ]            $[ ]            $[ ]            $[ ]

CUSTODIAN OF THE FUND
State Street Bank and Trust Company, located at 225 Franklin Street, Boston, MA 02101, is the Fund's custodian. The custodian is responsible for safeguarding and controlling the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT REGISTERED PULIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP, located at 125 High Street, Boston, MA 02110, serves as the Fund's independent registered public accounting firm, providing audit services, tax return review services and assistance and consultation in connection with the review of various SEC filings. The Financial Statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the reports of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.



                                       gg

                      STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include the series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Columbia Funds Trust VIII, Columbia Funds Series Trust I (formerly named Columbia Funds Trust IX) and Columbia Funds Trust XI (each a Trust and together, the Trusts, also known as Fund Complex). In certain cases, the discussion applies to some, but not all, of the Funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING

In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.

SHORT SALES

A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

LOWER-RATED DEBT SECURITIES

Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the Fund's achievement of its investment goal; and

4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

COMMON STOCK, PREFERRED STOCK AND WARRANTS

Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the company's capital stock at a set price for a specified period of time.

FOREIGN SECURITIES

The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a sub-custodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

The Fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

EXCHANGE-TRADED FUNDS ("ETFS"). The Fund may invest in ETFs up to the maximum amount allowable under the 1940 Act. ETFs are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international.

ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.

The Fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders of the Fund may also indirectly bear similar expenses of an ETF.

ZERO COUPON SECURITIES (ZEROS)

The Fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)

The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSIT are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by a business to finance short-term needs (including promissory notes with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement in which the Fund would be allowed to invest directly.

CERTIFICATES OF DEPOSIT are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. TIME DEPOSITS are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central

Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund.

BANK OBLIGATIONS include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part 1 of this SAI. For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a Fund's assets that may be invested in STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component is usually volatile in response to changes in interest rates.

In U.S. TREASURY ROLLS, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

COMMERCIAL PAPER is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

STRIPPED OBLIGATIONS

To the extent consistent with their investment objective, Funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the Funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Funds' Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

MUNICIPAL SECURITIES

Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this SAI and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, each

Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

PRIVATE ACTIVITY BONDS

The Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

MUNICIPAL LEASE OBLIGATIONS

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

SECURITIES LOANS

The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

INTERFUND BORROWING AND LENDING

The Fund may lend money to and borrow money from other affiliated registered open-end investment companies. The Fund may borrow through the program when the Advisor believes borrowing is appropriate and the costs are equal to or lower than the costs of bank loans. When borrowing money, the Fund is subject to the risk that the securities the Fund acquires with the borrowed money or would otherwise have sold will decline in value. When lending money, the Fund is subject to the risk that the borrower will be unwilling or unable to make timely payments of interest or principal.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)

The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Fund from the transaction.

REITS

The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy.

ASSET-BACKED SECURITIES

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively lengthen the expected maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

CUSTODY RECEIPTS AND TRUST CERTIFICATES. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly "disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

LINE OF CREDIT

The Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goal and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian..

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities;

three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

MUNICIPAL BOND INDEX FUTURES CONTRACTS. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

OPTIONS ON FUTURES CONTRACTS. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The Funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

OPTIONS ON FOREIGN STOCK INDICES. The Funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

SWAP AGREEMENTS (SWAPS, CAPS, COLLARS AND FLOORS)

The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

EQUITY SWAPS

The Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

RISK FACTORS IN EQUITY SWAP TRANSACTIONS. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the portfolio managers do not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. See "Taxes" for information on tax risks associated with equity swaps.

FOREIGN CURRENCY TRANSACTIONS

The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

PARTICIPATION INTERESTS

The Fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

VARIABLE AND FLOATING RATE OBLIGATIONS

Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

If a variable or floating rate instrument is not rated, the Fund's Advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

CURRENCY SWAPS. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

GUARANTEED INVESTMENT CONTRACTS

Pursuant to guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.

The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.

BANK INVESTMENT CONTRACTS

Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the Funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

LOAN PARTICIPATIONS

Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

STRUCTURED INVESTMENTS

Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.

Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.

YANKEE OBLIGATIONS

Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

AMERICAN, EUROPEAN, CONTINENTAL AND GLOBAL DEPOSITARY RECEIPTS

American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

TEMPORARY CASH BALANCES

The Funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.

TAXES

In this section, all discussions of taxation at the shareholder and fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

FEDERAL TAXES. Although it may be one of several series in a single trust, the Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (Code). The Fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets.

To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer, other than U.S. government securities or other regulated investment companies; or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (c) distribute with respect to each year at least 90% of its taxable net investment income, its tax-exempt interest income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation , provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do not apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of
(c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. As a regulated investment company that is accorded special tax treatment, the Fund will not be subject to any federal income taxes on its net investment income and net realized capital gains that it distributes to shareholders on the form of dividends and in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" accorded special tax treatment in any taxable year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions (including any distributions of net tax-exempt income and net long-term capital gains) would generally be taxable as ordinary income to the shareholders, except to the extent they were treated as "qualified dividend income," as described below. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the federal corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends may be, however, includable in adjusted current earnings for purposes of computing corporate federal AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces tax basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.

FUND DISTRIBUTIONS. Distributions from the Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) will generally be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning on or before December 31, 2008.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price of the shareholder paid). Distributions are taxable whether received in cash or in Fund shares.

QUALIFIED DIVIDEND INCOME. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. With respect to a Fund investing in bonds, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

In general, distributions of investment income properly designated by the Fund as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt Fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder (but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes). The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

Income from certain "private activity bonds" issued after August 7, 1986, is treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time Fund shares are held by the shareholder.

A tax-exempt Fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the Fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users, as further defined in the Code. Income derived from the Fund's investments other than tax-exempt instruments may give rise to taxable income. The Fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of Fund shares to the extent of tax-exempt dividends paid during that period. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Under Treasury regulations, if on a disposition of Fund shares a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder will likely have to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. You are advised to consult with your tax advisor.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to backup withholding for taxpayers who fail to furnish a correct taxpayer identification number, who have under-reported dividend or interest income, or who fail to certify to the Fund that the shareholder is a United States person and is not subject to the withholding. This number and certification may be provided by either a Form W-9 or the accompanying application. In certain instances, CMS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This may produce a difference between the Fund's book income and its taxable income possibly accelerating distributions or converting distributions of book income and gains to returns of capital for book purposes.

If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal income tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund." A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

NON-U.S. SHAREHOLDERS. In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the recent legislation, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S.

person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Recent legislation modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the legislation, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning on September 1, 2005) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES (THIS SECTION IS APPLICABLE ONLY TO THE COLUMBIA TAX-MANAGED GROWTH FUND)

FEDERAL GIFT TAXES. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.

Under the Columbia Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceed $11,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.

Under the Columbia Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.

No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), including taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount, which is $1,000,000 for gifts made after December 31, 2001, and before January 1, 2010.

Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's Federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.

The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $22,000.

The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

GENERATION-SKIPPING TRANSFER TAXES

If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Columbia Advantage Plan and does not exceed the available annual exclusion amount. An exemption (the "GST exemption"), equal to $1.5 million in 2005, is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate (47% for gifts made in 2005) on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.

INCOME TAXES

The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Columbia Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.

Under the Columbia Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.

If the donor selects the Columbia Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 35%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 15%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.

When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

CONSULTATION WITH QUALIFIED ADVISOR

Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.

MANAGEMENT OF THE FUNDS The Advisor provides administrative and management services to the Funds. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. (NPMI), merged into Columbia Management Advisors, Inc. Each of the four merging companies was a registered investment advisor and advised various Funds in the Fund Complex. The Advisor, located at 100 Federal Street, Boston, Massachusetts 02110, is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. The Advisor has been an investment advisor since 1969.

In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. (NFMI), a subsidiary of NPMI and a registered investment advisor that advised several Funds in the Fund Complex, merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the Advisor to the Funds previously advised by NFMI.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 49)        Trustee       1996       Executive Vice President -         101        Nash Finch Company (food
P.O. Box 66100                                             Strategy of United Airlines                         distributor)
Chicago, IL 60666                                          (airline) since December,
                                                           2002 (formerly President of
                                                           UAL Loyalty Services
                                                           (airline) from September,
                                                           2001 to December, 2002;
                                                           Executive Vice President
                                                           and Chief Financial Officer
                                                           of United Airlines from
                                                           July, 1999 to September,
                                                           2001; Senior Vice
                                                           President-Finance from
                                                           March, 1993 to July, 1999).

Janet Langford Kelly (Age 47)     Trustee       1996       Partner, Zelle, Hofmann,           101                    None
9534 W. Gull Lake Drive                                    Voelbel, Mason & Gette LLP
Richland, MI 49083-8530                                    (law firm) since March,
                                                           2005; Adjunct Professor of
                                                           Law, Northwestern
                                                           University, since
                                                           September, 2004 (formerly
                                                           Chief Administrative
                                                           Officer and Senior Vice
                                                           President, Kmart Holding
                                                           Corporation (consumer
                                                           goods), from September,
                                                           2003 to March, 2004;
                                                           Executive Vice
                                                           President-Corporate
                                                           Development and
                                                           Administration, General
                                                           Counsel and Secretary,
                                                           Kellogg Company (food
                                                           manufacturer), from
                                                           September, 1999 to August,
                                                           2003; Senior Vice
                                                           President, Secretary and
                                                           General Counsel, Sara Lee
                                                           Corporation (branded,
                                                           packaged, consumer-products
                                                           manufacturer) from January,
                                                           1995 to September, 1999).

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Richard W. Lowry (Age 69)         Trustee       1995       Private Investor since            103(3)                  None
10701 Charleston Drive                                     August, 1987 (formerly
Vero Beach, FL 32963                                       Chairman and Chief
                                                           Executive Officer, U.S.
                                                           Plywood Corporation
                                                           (building products
                                                           manufacturer)).

Charles R. Nelson (Age 62)        Trustee       1981       Professor of Economics,           101                     None
Department of Economics                                    University of Washington,
University of Washington                                   since January, 1976; Ford
Seattle, WA 98195                                          and Louisa Van Voorhis
                                                           Professor of Political
                                                           Economy, University of
                                                           Washington, since
                                                           September, 1993 (formerly
                                                           Director, Institute for
                                                           Economic Research,
                                                           University of Washington
                                                           from September, 2001 to
                                                           June, 2003); Adjunct
                                                           Professor of Statistics,
                                                           University of Washington,
                                                           since September, 1980;
                                                           Associate Editor, Journal
                                                           of Money Credit and
                                                           Banking, since September,
                                                           1993; consultant on
                                                           econometric and statistical
                                                           matters.

John J. Neuhauser (Age 62)        Trustee       1985       Academic Vice President and       103(3)        Saucony, Inc. (athletic
84 College Road                                            Dean of Faculties since                                footwear)
Chestnut Hill, MA 02467-3838                               August, 1999, Boston
                                                           College (formerly Dean,
                                                           Boston College School of
                                                           Management from September,
                                                           1977 to August, 1999).

Patrick J. Simpson (Age 61)       Trustee       2000       Partner, Perkins Coie             101                     None
1120 N.W. Couch Street                                     L.L.P. (law firm).
Tenth Floor
Portland, OR 97209-4128

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas E. Stitzel (Age 69)        Trustee       1998       Business Consultant since          101                    None
2208 Tawny Woods Place                                     1999 (formerly Professor of
Boise, ID 83706                                            Finance from 1975 to 1999,
                                                           College of Business, Boise
                                                           State University);
                                                           Chartered Financial
                                                           Analyst.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 68)       Trustee       1996       Partner and Senior Advisor,        101            Anixter International
8 Sound Shore Drive,                and                    Chicago Growth Partners                             (network support
Suite 285                        Chairman                  (private equity investing)                       equipment distributor);
Greenwich, CT 06830               of the                   since September, 2004                              Ventas, Inc. (real
                                   Board                   (formerly Managing                                  estate investment
                                                           Director, William Blair                            trust); Jones Lang
                                                           Capital Partners (private                         LaSalle (real estate
                                                           equity investing) from                          management services) and
                                                           September, 1994 to                                Ambac Financial Group
                                                           September, 2004).                                  (financial guaranty
                                                                                                                  insurance)

Anne-Lee Verville (Age 59)        Trustee       1998       Retired since 1997                 101          Chairman of the Board of
359 Stickney Hill Road                                     (formerly General Manager,                      Directors, Enesco Group,
Hopkinton, NH 03229                                        Global Education Industry,                      Inc. (designer, importer
                                                           IBM Corporation (computer                          and distributor of
                                                           and technology) from 1994                             giftware and
                                                           to 1997).                                             collectibles)

Richard L. Woolworth (Age 64)     Trustee       1991       Retired since December 2003        101            Northwest Natural Gas
100 S.W. Market Street                                     (formerly Chairman and                          Co. (natural gas service
#1500                                                      Chief Executive Officer,                                provider)
Portland, OR 97207                                         The Regence Group (regional
                                                           health insurer); Chairman
                                                           and Chief Executive
                                                           Officer, BlueCross
                                                           BlueShield of Oregon;
                                                           Certified Public
                                                           Accountant, Arthur Young &
                                                           Company)

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
INTERESTED TRUSTEE
William E. Mayer(2) (Age 65)      Trustee       1994       Partner, Park Avenue Equity       103(3)         Lee Enterprises (print
399 Park Avenue                                            Partners (private equity)                        media), WR Hambrecht +
Suite 3204                                                 since February, 1999                             Co. (financial service
New York, NY 10022                                         (formerly Partner,                                 provider); Reader's
                                                           Development Capital LLC                           Digest (publishing);
                                                           from November, 1996 to                             OPENFIELD Solutions
                                                           February, 1999).                                    (retail industry
                                                                                                             technology provider)

(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

                                              Year First
                                              Elected or
                                  Position     Appointed                            Principal Occupation(s)
     Name, Address and Age       with Funds    to Office                             During Past Five Years
------------------------------   ----------   ----------   -------------------------------------------------------------------------
OFFICERS
Christopher L. Wilson (Age 48)    President      2004      Head of Mutual Funds since August, 2004 and Senior Vice President of the
One Financial Center                                       Advisor since January, 2005; President of the Columbia Funds, Liberty
Boston, MA 02111                                           Funds and Stein Roe Funds since October, 2004; President and Chief
                                                           Executive Officer of the Nations Funds since January, 2005; President of the Galaxy Funds since April 2005; Director of Bank of America Global
                                                           Liquidity Funds, plc since May 2005; Director of Banc of America Capital
                                                           Management (Ireland), Limited since May 2005; Senior Vice President of
                                                           BACAP Distributors LLC since January, 2005; Director of FIM Funding, Inc.
                                                           since January, 2005; Senior Vice President of Columbia Management
                                                           Distributors, Inc. since January, 2005; Director of Columbia Management
                                                           Services, Inc. since January, 2005 (formerly President and Chief
                                                           Executive Officer, CDC IXIS Asset Management Services, Inc. from
                                                           September, 1998 to August, 2004).

J. Kevin Connaughton (Age 40)     Treasurer      2000      Treasurer of the Columbia Funds since October, 2003 and of the Liberty
One Financial Center                                       Funds, Stein Roe Funds and All-Star Funds since December, 2000; Vice
Boston, MA 02111                                           President of the Advisor since April, 2003 (formerly President of the
                                                           Columbia Funds, Liberty Funds and Stein Roe Funds from February, 2004 to
                                                           October, 2004; Chief Accounting Officer and Controller of the Liberty
                                                           Funds and All-Star Funds from February, 1998 to October, 2000); Treasurer of the Galaxy Funds since September, 2002 (formerly Treasurer from
                                                           December, 2002 to December, 2004 and President from February, 2004 to
                                                           December, 2004 of the Columbia Management Multi-Strategy Hedge Fund, LLC;
                                                           Vice President of Colonial Management Associates, Inc. from February,
                                                           1998 to October, 2000).

Mary Joan Hoene (Age 55)           Senior        2004      Senior Vice President and Chief Compliance Officer of the Columbia Funds,
100 Federal Street                  Vice                   Liberty Funds, Stein Roe Funds and All-Star Funds since August, 2004;
Boston, MA 02110                  President                Chief Compliance Officer of the Columbia Management Multi-Strategy Hedge
                                  and Chief                Fund, LLC since August, 2004; Chief Compliance Officer of the BACAP
                                 Compliance                Alternative Multi-Strategy Hedge Fund LLC since October, 2004 (formerly
                                   Officer                 Partner, Carter, Ledyard & Milburn LLP from January, 2001 to August,
                                                           2004; Counsel, Carter, Ledyard & Milburn LLP from November, 1999 to
                                                           December, 2000; Vice President and Counsel, Equitable Life Assurance
                                                           Society of the United States from April, 1998 to November, 1999).

Michael G. Clarke (Age 35)          Chief        2004      Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein Roe
One Financial Center             Accounting                Funds and All-Star Funds since October, 2004 (formerly Controller of the
Boston, MA 02111                   Officer                 Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds from
                                                           May, 2004 to October, 2004; Assistant Treasurer from June, 2002 to May,
                                                           2004; Vice

                                                           President, Product Strategy & Development of the Liberty Funds and Stein
                                                           Roe Funds from February, 2001 to June, 2002; Assistant Treasurer of the
                                                           Liberty Funds, Stein Roe Funds and the All-Star Funds from August, 1999 to February, 2001; Audit Manager, Deloitte & Toche LLP from May, 1997 to
                                                           August, 1999).

Jeffrey R. Coleman (Age 35)      Controller      2004      Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                       All-Star Funds since October, 2004 (formerly Vice President of CDC IXIS
Boston, MA 02111                                           Asset Management Services, Inc. and Deputy Treasurer of the CDC Nvest
                                                           Funds and Loomis Sayles Funds from February, 2003 to September, 2004;
                                                           Assistant Vice President of CDC IXIS Asset Management Services, Inc. and
                                                           Assistant Treasurer of the CDC Nvest Funds from August, 2000 to February,
                                                           2003; Tax Manager of PFPC, Inc. from November, 1996 to August, 2000).

R. Scott Henderson (Age 45)       Secretary      2004      Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds since
One Financial Center                                       December, 2004 (formerly Of Counsel, Bingham McCutchen from April, 2001
Boston, MA 02111                                           to September, 2004; Executive Director and General Counsel, Massachusetts
                                                           Pension Reserves Investment Management Board from September, 1997 to
                                                           March, 2001).

Trustee Positions

As of December 31, 2004, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity.

General

Messrs. Lowry, Mayer and Neuhauser are also trustees/directors of the Liberty All-Star Funds.

The Trustees serve as trustees of 101 registered investment companies managed by the Advisor for which each Trustee receives a retainer at the annual rate of $45,000 and an attendance fee of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December, 2003, Mr. Theobald began serving as the Chairman of the Board. As the independent chairman of the board, Mr. Theobald receives a supplemental retainer at the annual rate of of $100,000; the chair of the Audit Committee receives a supplemental retainer at the annual rate of $10,000; the chair of each other committee receives a supplemental retainer at the annual rate of $5,000. Members of each committee, except the Audit Committee, receive $1,500 for each committee meeting. Each Audit Committee member receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 133 open-end and 10 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

MANAGEMENT AGREEMENT

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. Columbia Management Distributors, Inc. (formerly named Columbia Funds Distributor, Inc.) pays the cost of printing and distributing all other Prospectuses.

ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO CERTAIN FUNDS AND THEIR RESPECTIVE TRUSTS. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION REGARDING YOUR FUND).

Under an Administration Agreement, the Advisor, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

          (a)  providing office space, equipment and clerical personnel;

          (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund;

          (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

          (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

          (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

          (f)  maintaining certain books and records of each Fund.

With respect to Columbia Money Market Fund (formerly named Liberty Money Market
Fund) and Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund), the Administration Agreement for these Funds provides that the Advisor will monitor compliance by the Fund with Rule 2a-7 under the 1940 Act and report to the Trustees from time to time with respect thereto. The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

TRUST SERVICES AGREEMENT

Pursuant to a Trust Services Agreement, CMS provides the Columbia Tax-Managed Growth Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. CMS's fee is described in the Prospectuses of the Columbia Tax-Managed Growth Fund.

THE PRICING AND BOOKKEEPING AGREEMENT

The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement. SEE "FUND CHARGES AND EXPENSES" IN
PART 1 OF THIS SAI FOR INFORMATION ON THESE FEES.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the Funds. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The Funds and clients advised by the Advisor or the Funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.

POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Advisor believes are faced by investment professionals at most major financial firms. The Advisor and the Trustees of the Columbia Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

          - The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

          - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

          - The trading of other accounts could be used to benefit higher-fee accounts (front- running).

          - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

"Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Advisor and the Funds' Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Columbia-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

The Advisor or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

A Fund's portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at the Advisor, including each Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Advisor and each Fund, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of each Fund.

BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute securities transactions for a Fund.

The Advisor places the transactions of the Funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the Funds' transactions where the Funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by Funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a Fund.

The Advisor may use the services of affiliated broker-dealers, when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

PRINCIPAL UNDERWRITER

CMD is the principal underwriter of the Trust's shares. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT

CMS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CMS is based on number of accounts plus reimbursement for certain out-of-pocket expenses. SEE

"FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY CMS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CMS or generally by 6 months' notice by CMS to the Fund. The agreement limits the liability of CMS to the Fund for loss or damage incurred by the Fund to situations involving a failure of CMS to use reasonable care or to act in good faith and without negligence in performing its duties under the agreement. The Fund will indemnify CMS from, among other things, any and all claims, actions, suits, losses, costs, damages, and expenses incurred by it in connection with its acceptance of this Agreement, provided that: (i) to the extent such claims, actions, suits, losses, costs, damages, or expenses relate solely to a particular series or group of series of shares, such indemnification shall be only out of the assets of that series or group of series; (ii) this indemnification shall not apply to actions or omissions constituting negligence or misconduct of CMS or its agents or contractors, including but not limited to willful misfeasance, bad faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under this Agreement; and (iii) CMS shall give a Fund prompt notice and reasonable opportunity to defend against any such claim or action in its own name or in the name of CMS.

CODE OF ETHICS

The Funds, the Advisor, and CMD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

ANTI-MONEY LAUNDERING COMPLIANCE

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account, halting all shareholder activity with respect to such account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

PROXY VOTING POLICIES AND FUND PROXY VOTING RECORD

The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

The Advisor's proxy voting guidelines and procedures are included in this SAI as Appendix II. In accordance with SEC regulations, the fund's proxy voting record for the last twelve-month period ended June 30 has been filed with the SEC. You may obtain a copy of the fund's proxy voting record (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Columbia Funds have adopted policies with respect to the disclosure of the Funds' portfolio holdings by the Funds, Columbia Management, or their affiliates. These policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Funds' website at www.columbiafunds.com, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Fund's policies are described below. The Trustees shall be updated as needed regarding the Fund's compliance with the policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Columbia Management and its affiliates. The Fund's policies prohibit Columbia Management and the Fund's other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund's shares, third-party service providers, rating and ranking organizations and affiliated persons of the Fund.

PUBLIC DISCLOSURES. The Fund's portfolio holdings are currently disclosed to the public through required filings with the SEC and, for equity and fixed income funds, on the Fund's website at www.columbiafunds.com. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund's fiscal year). Shareholders may obtain the Fund's Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Fund's Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

The equity and fixed income Columbia Funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:

                                                            FREQUENCY OF
   TYPE OF FUND              INFORMATION PROVIDED            DISCLOSURE            DATE OF WEB POSTING
------------------   ------------------------------------   ------------   ----------------------------------
   Equity Funds      Full portfolio holdings information.      Monthly      30 calendar days after month-end.
Fixed Income Funds   Full portfolio holdings information.     Quarterly    60 calendar days after quarter-end

The scope of the information provided relating to the Fund's portfolio that is made available on the website may change from time to time without prior notice.

For Columbia's money market funds, a complete list of a Fund's portfolio holdings shall be publicly available on a monthly basis on the fifth business date after month-end. Shareholders may request such information by writing or calling the Fund's distributor, Columbia Management Distributors, Inc. at the address listed on the cover of this SAI.

A Fund, Columbia Management or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

OTHER DISCLOSURES. The Fund's policies provide that non-public disclosures of the Fund's portfolio holdings may be made if (1) the Fund has a legitimate business purpose for making such disclosure, (2) the Fund's chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.

The Fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to Columbia Management and its affiliates, these service providers include the Fund's custodian and sub-custodians, the Fund's independent registered public accounting firm, legal counsel, financial printers(R.R. Donnelly & Sons and Bowne & Co., Inc.), the Fund's proxy voting service provider (Alamo Direct Mail Services, Inc.), the Fund's proxy solicitor (Georgeson Shareholder Communications Inc.), rating agencies that maintain ratings on certain Columbia Funds (Fitch, Inc.) and service providers that support Columbia Management's trading systems (InvestorTool, Inc. and Thomson Financial).These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. The Fund may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Certain clients of the Fund's investment adviser(s) may follow a strategy similar to that of the Fund, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Fund.

DETERMINATION OF NET ASSET VALUE

Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the official closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value following procedures approved by the Trust's Board of Trustees.

(The following two paragraphs are applicable only to Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund) and Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund))

Trading in securities on stock exchanges and over-the-counter markets in foreign securities markets is normally completed well before the close of the business day in New York. Trading on foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

AMORTIZED COST FOR MONEY MARKET FUNDS (SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "INFORMATION CONCERNING THE FUND" IN PART 1 OF THE SAI OF COLUMBIA MONEY MARKET FUND (FORMERLY NAMED LIBERTY MONEY MARKET FUND) AND COLUMBIA MUNICIPAL MONEY MARKET FUND (FORMERLY NAMED LIBERTY MUNICIPAL MONEY MARKET
FUND))

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Under the amortized cost method a security is initially valued at cost and thereafter any discount or premium from maturity value is amortized ratably to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. If a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Columbia Money Market Fund (formerly named Liberty Money Market Fund) or the Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund) for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund may accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CMS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Investors should understand that, since the offering price of the Fund's shares is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge paid as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CMD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CMD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CMD may from time to time reallow additional amounts to all or certain FSFs. CMD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CMD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars. Travelers checks, gift checks, credit card convenience checks, credit cards, cash and ban counter (starter checks) are not accepted.

CMS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CMS, provided the new FSF has a sales agreement with CMD.

Shares credited to an account are transferable upon written instructions in good order to CMS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you may send the certificates to CMS for deposit to your account.

In addition to the commissions specified in a Fund's prospectus and this SAI, CMD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that CMD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CMD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, CMD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.

In addition, CMD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.

CMD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:

1st Global Capital Corp
401 Company
ABN AMRO Trust Services
ADP Retirement Services
Advest
AEGON/Transamerica
AG Edwards
American Century Services
American Express
AMG
AON Consulting
AST Trust Company
Banc of America Investment Services
BancOne
Bear Stearns
Benefit Plan Administrators
Bidwell & Company
BNY Clearing
C N A Trust
Charles Schwab
CIBC Oppenheimer
Citigroup Global Markets
CitiStreet Associates LLC
City National Bank
City of Milwaukee
Columbia Trust Company
Commonwealth Financial
Compensation & Capital
CPI Qualified Plan Consultants
Daily Access Concepts
Davenport & Company
Delaware Investments
Digital Retirement Solutions
Discover Brokerage
Dreyfus/Mellon
Edgewood Services
Edward Jones

E-Trade,
ExpertPlan
FAS Liberty Life Spectrum
Ferris Baker Watts
Fidelity
Financial Data Services
Franklin Templeton
Freeman Welwood
Gem Group
Great West Life
Hewitt Associates LLC
Huntington Bank
ING
Intermountain Health Care
Investmart, Inc.
Investment Manager Services (IMS)
Janney Montgomery Scott
JJB Hilliard Lyons
JP Morgan/American Century
Kenney Investments
Kirkpatrick Pettis Smith Polian Inc
Legg Mason Wood Walker
Liberty Life
Lincoln Financial
Lincoln Life
Linsco Private Ledger
M & T Securities
Marquette Trust Company
Mass Mutual Life
Matrix Settlement & Clearance Services (MSCS)
McDonald Investments
Merrill Lynch
MetLife
MFS
Mfund Trax
MidAtlantic Capital
Milliman USA
Morgan Keegan
Morgan Stanley Dean Witter
PFPC
Nationwide Investment Services
Neuberger Berman Mgmt
NFP Securities
NSD -NetStock Sharebuilder
NYLife Distributors
Optimum Investment Advisors
Orbitex
Pershing LLC
Phoenix Home Life
Piper Jaffray
PNC
PPI Employee Benefits
Private Bank & Trust
Prudential
Putnam Investments
Raymond James
RBC Dain Rausher
Robert W Baird
Royal Alliance
RSM McGladrey Inc.

Safeco
Scott & Stringfellow
Scudder Investments
Security Benefit
Segall Bryant Hamill
South Trust Securities
Southwest Securities
Standard Insurance
Stanton Group
State of NY Deferred Compensation Plan
Stephens, Inc.
Stifel Nicolaus & Co
Strong Capital
Sungard T Rowe Price
Trustar Retirement Services
Trustlynx/Datalynx
UBS Financial Services
USAA Investment Management
Vanguard
Wachovia
TD Waterhouse
Webster Investment Services
Wells Fargo
Wilmington Trust

PLEASE CONTACT YOUR FSF OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY
RECEIVE.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most Funds advised by the Advisor may be purchased through the Automatic Investment Plan. Electronic fund transfers for a fixed amount of at least $50 ($25 for IRA) are used to purchase a Fund's shares at the public offering price next determined after CMD receives the proceeds. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CMD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, D, T, G and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any fund distributed by CMD in which you have a current balance of at least $5,000 into the same class of shares of up to five other Funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Sales charges may apply if exchanging from a money market fund. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC or sales charges.

Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Management Services, Inc. (formerly named Columbia Funds Services, Inc.) (CMS) P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or financial advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CMD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" below for more information.

CLASS T SHAREHOLDER SERVICES PLAN. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the Trusts plan to enter into servicing agreements with institutions (including Bank of America Corporation and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each Fund other than the Columbia Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the Fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares;
(ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.

The payments under the servicing agreements entered into as of the date of this SAI are limited to an aggregate fee of not more than 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.15% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The Funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.

Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such Funds on any day do not exceed the income to be accrued to such Class T shares on that day.

The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the Funds. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Columbia's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.

TAX-SHELTERED RETIREMENT PLANS (Retirement Plans). CMD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Management prototype plans offered through CMD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CMD.

Participants in Retirement Plans not sponsored by CTC, not including Individual Retirement Accounts (IRAs), may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with CMS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CMS. The close out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any Fund distributed by CMD, or if the Retirement Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling CMS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification numbers available when calling.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CMS for more information at 1-800-345-6611.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHTS OF ACCUMULATION (Columbia Class A and Class T shares, Nations Class A shares and Galaxy Retail A shares only) (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase of Class A or Class T shares with prior purchases of other funds and classes distributed by CMD. The applicable sales charge is based on the combined total of:

1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all shares of funds for which CMD serves as distributor (Funds) held by the shareholder.

CMD must be promptly notified of each purchase with respect to which a shareholder is entitled to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CMS. A Fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A, Class E and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all fund shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund)). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CMS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement (provided the FSF returns to CMD the excess commission previously paid during the thirteen-month period). The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price.

If the amount of the Statement is not purchased, the shareholder shall remit to CMD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CMS will redeem escrowed Class A, E or T shares with a value equal to such difference. The additional FSF commission will be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CMS at 1-800-345-6611.

NET ASSET VALUE ELIGIBILITY GUIDELINES (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS).

1. Employees, brokers and various relationships that are allowed to buy at NAV. Class A shares of certain Funds may be sold at (NAV) to the following individuals, whether currently employed or retired: Employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries; Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CMD, or its successors and companies affiliated with the Advisor; Registered representatives and employees of Financial Service Firms (including their affiliates) that are parties to dealer agreements or other sales arrangements with CMD; Nations Funds' Trustees, Directors and employees of its investment sub-advisers; Broker/Dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes; employees or partners of any contractual service provider to the funds

     NAV eligibility for Class A purchase also applies to the families of the parties listed above and their beneficial accounts. Family members include: spouse, parent, stepparent, legal guardian, child, stepchild, father-in-law and mother-in-law.

     Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

     Registered broker/dealer firms that have entered into a Nations Funds dealer agreement with BACAP Distributors, LLC may buy Class A shares without paying a front-end sales charge for their investment account only.

     Banks, trust companies and thrift institutions, acting as fiduciaries.

2. Grandfathered investors. Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may purchase Class A shares of any Fund at NAV in those cases where a Columbia Fund Class Z share is not available.

     Shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at (NAV) will continue to be eligible for NAV purchases into those Nations Fund accounts opened through August 19, 2005.

     Galaxy Fund shareholders prior to December 1, 1995; and shareholders who
     (i) purchased Galaxy Fund Prime A shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.

     (For Class T shares only) Shareholders who (i) purchased Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

3. Reinstatement. Subject to the fund policy on trading of fund shares, an investor who has redeemed class A, B, C, D, G or T shares may, upon request, reinstate within 1 year a portion or all of the proceeds of such sales in shares of class A of any fund at the NAV next determined after Columbia Management Services, Inc. received a written reinstatement request and payment.

4. Retirement Plans. Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with CMD pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

5. Non-U.S. Investors. Certain pension, profit-sharing or other employee benefit plans offered to non-US investors may be eligible to purchase Class A shares with no sales charge.

6. Reorganizations. At the Fund's discretion, NAV eligibility may apply to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

7. Rights of Accumulation (ROA). The value of eligible accounts, regardless of class, maintained by you and you and your immediate family may be combined with the value of your current purchase to reach a sales discount level and to obtain the lower sales charge for your current purchase.

8. Letters of Intent (LOI). You may pay a lower sales charge when purchasing class A shares by signing a letter of intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the LOI within 13 months. If your LOI purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Class A, B, C, D, E, matured F, G and T shares) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act
     (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CMS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value at the time that the SWP is established. Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met. For redemptions in excess of 12% of the account's value at the time that the SWP is established, a CDSC will be charged on the SWP redemption. The 12% limit does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by CMD.

6. Qualified Retirement Plans. CDSCs may be waived on CMD shares sold by employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must be a participant in an alliance program th at has signed an agreement with Columbia Funds or CMD.

7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and
     (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

8. Return of Commission. CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

9. Non-U.S. Investors. CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

10. IRS Section 401 and 457. CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under
     Section 401 or 457 of the tax code.

11. Medical Payments. CDSCs may be waived on shares redeemed for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

12. Plans of Reorganization. At the Funds' discretion, CDSCs may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a fund is a party.

13. Charitable Giving Program. CDSCs may be waived on the sale of Class C or Class D shares sold by a non-profit organization qualified under Section 501(c)(3) of the tax code in connection with the Banc of America Capital Management Charitable Giving Program.

14. The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling or delay sending proceeds from your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction to CMS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CMS and many banks. Additional documentation may be required for sales by corporations, agents, fiduciaries, surviving joint owners, individual retirement account holders and other legal entities. Call CMS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, FSF's are responsible for furnishing all necessary documentation to CMS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN (SWP). The shareholder may establish a SWP. A specified dollar amount, share amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawalsof shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their share account may do so but may be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CMS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in "street name" must be made payable to the back office via the NSCC.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions by check and ACH are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, to a pre-existing bank account or furnishing a signature guaranteed request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CMS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address account and taxpayer identification numbers. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions apply to retirement plan accounts.

CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A and Z shares of certain Funds)

Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CMS will provide checks to be drawn on Mellon Trust of New England, N.A. (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks., However, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON-CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, a Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

INFORMATION APPLICABLE TO CLASS G AND CLASS T SHARES

The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the Funds are subject to a front-end sales charge. Investments in Class G shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.15% and 0.30%, respectively, of the Fund's average daily net assets attributable to its Class T shares. Class G shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.80% and 0.95%, respectively, of the Fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares. Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.

CLASS T SHARES. The public offering price for Class T shares of the Funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 to $25,000,000. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                                    REALLOWANCE TO
                                     REALLOWANCE TO DEALERS        DEALERS AS A % OF
                                    AS A % OF OFFERING PRICE        OFFERING PRICE
      AMOUNT OF TRANSACTION          PER SHARE - BOND FUNDS    PER SHARE - EQUITY FUNDS
      ---------------------         ------------------------   ------------------------
Less than $50,000                             4.25                       5.00
$50,000 but less than $100,000                3.75                       3.75
$100,000 but less than $250,000               2.75                       2.75
$250,000 but less than $500,000               2.00                       2.00
$500,000 but less than $1,000,000             1.75                       1.75
$1,000,000 and over                           0.00                       0.00

The appropriate reallowance to dealers will be paid by CMD to broker-dealer organizations which have entered into agreements with CMD. The reallowance to dealers may be changed from time to time.

Certain affiliates of the Advisor may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of Bank of America Corporation's affiliates.

INFORMATION APPLICABLE TO CERTAIN CLASS G SHARES RECEIVED BY FORMER GALAXY FUND RETAIL B SHAREHOLDERS IN CONNECTION WITH THE GALAXY/LIBERTY REORGANIZATION. The following table describes the CDSC schedul e applicable to Class G shares received by former Galaxy Fund Retail B shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 None

Class G shares received in exchange for Galaxy Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares seven years after purchase. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Asset Allocation Fund and/or International Equity Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.50
Through second year                   5.00
Through third year                    4.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Through the seventh year              None
Longer than seven years               None

If you acquired Retail B Shares in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class T shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

CLASS G SHARES PURCHASED AFTER THE GALAXY/LIBERTY REORGANIZATION. The public offering price for Class G shares of the Funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within seven years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from CMD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Columbia may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a Fund. See "Class T Shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to CMD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares. Class G shares of a Fund will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow CMD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.

Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - (i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a Fund, and subsequently acquires additional Class G shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the Fund, including those acquired through reinvestment, will convert to Class T shares of the Fund on the same date.

INFORMATION APPLICABLE TO CERTAIN CLASS B SHAREHOLDERS

Except for the following, Class B Share Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.

The following table describes the CDSC schedule applicable to Class B shares received by Galaxy Quality Plus Bond Fund shareholders in exchange for Prime B Shares in connection with the Galaxy/Liberty reorganization.

SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

     Automatic conversion to Class A shares occurs eight years after purchase.

     The Class B share discount program for purchases of $250,000 or more is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

INFORMATION APPLICABLE TO CERTAIN CLASS A SHAREHOLDERS:

     Except as set forth in the following paragraph, Class A share CDSCs are described in the Prospectuses:

     Class A shares received by former Galaxy High Quality Bond Fund shareholders in exchange for Prime A Shares in connection with the Galaxy/Liberty reorganization of that Fund are subject to a 1% CDSC upon redemption of such Class A shares if the Prime A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.

Shares of some Funds that pay daily dividends (include Funds) will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. Shares of some Funds that pay daily dividends (exclude Funds) Columbia will be earned starting with the day after that Fund receives payments for the shares. To determine whether a particular Fund is an include or exclude fund, customers can call 1-800-345-6611.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of certain other funds. The prospectus of each Fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange Consult CMS before requesting an exchange.

If you acquire Class A shares of an international fund by exchange from any other fund, you will not be permitted to exchange those shares into another fund for 30 calendar days, although you may redeem those shares at any time. An exchange order received prior to the expiration of the 30-day period will not be honored.

By calling CMS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CMS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CMS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CMS may require customary additional documentation. Prospectuses of the other Funds are available from the CMD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

Consult your FSF or CMS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund. Sales charges may apply for exchanges from money market funds.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Trust has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2005. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust's By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series. Shares of each Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

          Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

          Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

AAA bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

AA bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

BA bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Prime-1 Highest Quality
          Prime-2 Higher Quality
          Prime-3 High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these securities, and 'D' represents the lowest potential for recovery.

                                   APPENDIX II

                   COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA")
                      PROXY VOTING POLICIES AND PROCEDURES
                 ADOPTED JULY 1, 2003 AND REVISED MARCH 4, 2005

POLICY:

ALL PROXIES(1) REGARDING CLIENT SECURITIES FOR WHICH COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA") HAS ASSUMED AUTHORITY TO VOTE SHALL, UNLESS CMA DETERMINES IN ACCORDANCE WITH POLICIES STATED BELOW TO ABSTAIN FROM VOTING, BE VOTED IN A MANNER CONSIDERED BY CMA TO BE IN THE BEST INTEREST OF CMA'S CLIENTS, INCLUDING THE CMG FAMILY FUNDS(2) AND THEIR SHAREHOLDERS, WITHOUT REGARD TO ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES. THE BEST INTEREST OF CLIENTS IS DEFINED FOR THIS PURPOSE AS THE INTEREST OF ENHANCING OR PROTECTING THE ECONOMIC VALUE OF CLIENT ACCOUNTS, CONSIDERED AS A GROUP RATHER THAN INDIVIDUALLY, AS CMA DETERMINES IN ITS SOLE AND ABSOLUTE DISCRETION. IN THE EVENT A CLIENT BELIEVES THAT ITS OTHER INTERESTS REQUIRE A DIFFERENT VOTE, CMA SHALL VOTE AS THE CLIENT CLEARLY INSTRUCTS, PROVIDED CMA RECEIVES SUCH INSTRUCTIONS IN TIME TO ACT ACCORDINGLY.

CMA ENDEAVORS TO VOTE, IN ACCORDANCE WITH THIS POLICY, ALL PROXIES OF WHICH IT BECOMES AWARE, SUBJECT TO THE FOLLOWING EXCEPTIONS (UNLESS OTHERWISE AGREED) WHEN CMA EXPECTS TO ROUTINELY ABSTAIN FROM VOTING:

     1. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE THE SECURITY HAS BEEN LOANED FROM THE CLIENT'S ACCOUNT.

     2. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE CMA DEEMS THE COSTS TO THE CLIENT AND/OR THE ADMINISTRATIVE INCONVENIENCE OF VOTING THE SECURITY (E.G., SOME FOREIGN SECURITIES) OUTWEIGH THE BENEFIT OF DOING SO.

CMA SEEKS TO AVOID THE OCCURRENCE OF ACTUAL OR APPARENT MATERIAL CONFLICTS OF INTEREST IN THE PROXY VOTING PROCESS BY VOTING IN ACCORDANCE WITH PREDETERMINED VOTING GUIDELINES, AS STATED BELOW. FOR THOSE PROXY PROPOSALS THAT REQUIRE SPECIAL CONSIDERATION OR IN INSTANCES WHERE SPECIAL CIRCUMSTANCES MAY REQUIRE VARYING FROM THE PREDETERMINED GUIDELINES, THE CMG PROXY COMMITTEE WILL DETERMINE THE BEST INTEREST OF CMA'S CLIENTS AND VOTE ACCORDINGLY, WITHOUT CONSIDERATION OF ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES.

OVERVIEW:

CMA's policy is based upon its fiduciary obligation to act in its clients' best interest. Citing this obligation, the SEC has adopted rules pursuant to the Investment Advisers Act of 1940 and Investment Company Act of 1940 with respect to proxy voting.

PROCEDURE:

I. ACCOUNT POLICIES

Except as otherwise directed by the client, CMA shall vote as follows:

SEPARATELY MANAGED ACCOUNTS

CMA shall vote proxies on securities held in its separately managed accounts.

COLUMBIA TRUST COMPANY (CTC) TRUST POOLS

CMA shall vote proxies on securities held in the trust pools.

CMG FAMILY FUNDS/CMA FUND TRUST

CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

COLUMBIA PRIVATE PORTFOLIO

CMA shall vote proxies on securities held in its separately managed accounts.

ALTERNATIVE INVESTMENT GROUP

----------
(1) The term "proxy" as used herein refers to consents, elections and authorizations solicited by any party with respect to securities of any sort.

(2) A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

CMA's clients may invest in securities ("Alternative Investments") issued by alternative investment vehicles (i.e. hedge funds, private equity funds, and other alternative investment pools) that are structured as private limited partnerships ("LPs"), limited liability companies ("LLCs") or offshore corporations. Generally, CMA's Alternative Investment Group ("AIG") is the platform through which CMA provides advisory services relating to Alternative Investments.

The voting rights of Alternative Investments generally are rights of contract set forth in the limited liability company or limited partnership agreement, in the case of LLCs and LPs, or Memorandum and Articles of Association or By-laws, in the case of offshore corporations. Also, as privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, proxies are not solicited regarding Alternative Investment vehicles. Instead, consents may be solicited from members, limited partners or shareholders.

Because of the unique characteristics of Alternative Investments, CMA has a tailored process for voting Alternative Investment proxies and consents.

Process

AIG will vote all Alternative Investment proxies and consents in accordance with this Policy. The committee voting AIG proxies consists of AIG senior management, investment and operations professionals. Conflicts of interest are to be monitored and resolved as set forth in this Policy.

II. PROXY COMMITTEE

CMA shall establish a Proxy Committee whose standing members shall include the head of core equity, head of value, head of growth, head of income strategies, head of equity research and head of fixed income research. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf.

The Proxy Committee's functions shall include, in part,

          (a) direction of the vote on proposals where there has been a recommendation to the Committee, pursuant to Section IV.B, not to vote according to the predetermined Voting Guidelines stated in Section IV.A or on proposals which require special, individual consideration in accordance with Section IV.C;

          (b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

          (c) review at least annually of existing Voting Guidelines and need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

          (d) development and modification of Voting Procedures, as stated in
          Section V, as it deems appropriate or necessary.

The Proxy Committee shall establish a charter, which shall set forth the Committee's purpose, membership and operation. The Committee's charter shall be consistent, in all material respects, with this policy and procedure.

III. CONFLICTS OF INTEREST

With Other Bank of America Businesses

Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

Within CMA

Conflicts of interest may also arise from the business activities of CMA. For example, CMA might manage (or be seeking to manage) the assets of a benefit plan for an issuer. CMA may also be presented with an actual or apparent conflict of interest where proxies of securities issued by BAC or a CMG Family Fund, for which CMA serves as investment adviser, are to be voted for a client's account.

Management of Conflicts

CMA's policy is to always vote proxies in the best interest of its clients, as a whole, without regard to its own self-interest or that of its affiliates. BAC as well as CMA has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

          1. BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or (as in the case of BACAP associates) non-trust fiduciary responsibilities, including investment decision-making and proxy voting.

          2. In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.

          3. Within CMA, CMA's Code of Ethics affirmatively requires that associates of CMA act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's Clients.

          4. By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

               - To disclose to the chairperson of the Proxy Committee and the chairperson to the head of CMG Compliance any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA shall vote proxies. In the event the chairperson of the Proxy Committee has a conflict of interest regarding a given matter, he or she shall abstain from participating in the Committee's determination of whether and/or how to vote in the matter; and

               - To refrain from taking into consideration, in the decision as to whether or how CMA shall vote proxies:

                    - The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

                    - Any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of CMA or BAC.

Where a material conflict of interest is determined to have arisen in the proxy voting process that may not be adequately mitigated by voting in accordance with the predetermined Voting Guidelines, CMA's policy is to invoke one or more of the following conflict management procedures:

1. Convene the Proxy Committee for the purpose of voting the affected proxies in a manner that is free of the conflict.

2. Causing the proxies to be voted in accordance with the recommendations of a qualified, independent third party, which may include CMA's proxy voting agent.

3. In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

IV. VOTING GUIDELINES

A. THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING PROXIES:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

     - Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

          However, CMA generally will WITHHOLD votes from pertinent director nominees if:

               (i) the board as proposed to be constituted would have more than one-third of its members from management;

               (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);

               (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);

               (iv) a director serves on more than six public company boards;

               (v) the CEO serves on more than two public company boards other than the company's board.

          On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

     - Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.

     - Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

     - Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

          -    Established governance standards and guidelines.

          - Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.

          - Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

          - A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

          - Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

          - The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

     - Proposals that grant or restore shareholder ability to remove directors with or without cause.

     - Proposals to permit shareholders to elect directors to fill board vacancies.

     - Proposals that encourage directors to own a minimum amount of company stock.

     -    Proposals to provide or to restore shareholder appraisal rights.

     -    Proposals to adopt cumulative voting.

     -    Proposals for the company to adopt confidential voting.

CMA generally will vote AGAINST:

     - Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

     - Proposals that give management the ability to alter the size of the board without shareholder approval.

     - Proposals that provide directors may be removed only by supermajority vote.

     -    Proposals to eliminate cumulative voting.

     - Proposals which allow more than one vote per share in the election of directors.

     - Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

     - Proposals that mandate a minimum amount of company stock that directors must own.

     -    Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

     - Director and officer indemnification and liability protection. CMA is opposed to entirely eliminating directors' and officers' liability for monetary damages for violating the duty of care. CMA is also opposed to expanding coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. CMA supports proposals which provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he/she reasonably believed was in the best interests of the company, AND (ii) if the director's legal expenses would be covered.

     - Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

     - Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 10% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

     - Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

     -    Proposals asking a company to expense stock options.

     -    Proposals to put option repricings to a shareholder vote.

     - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

CMA generally will vote AGAINST:

     - Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.

     - Proposals to authorize the replacement or repricing of out-of-the money options.

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

     - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

          For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

     - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

     - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

     - Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

     - CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

     - CMA generally votes FOR shareholder proposals to eliminate a poison pill.

     - CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

     - CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.

Supermajority vote

     - CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

     - CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

     - Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

     - Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

          -    Credible reason exists to question:

               - The auditor's independence, as determined by applicable regulatory requirements.

               - The accuracy or reliability of the auditor's opinion as to the company's financial position.

          - Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.

     - Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

     - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

     - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

     - Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

     - Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.

CMA will vote AGAINST:

     - Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

     - Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

     - Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

     - FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

     - FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

     - Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

     - Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

     - Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

     - Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.

     - Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.

     - Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

8.  Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

     -    Board structure

     -    Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     - Ignore a shareholder proposal that is approved by a majority of shares outstanding;

     - Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

     -    Are interested directors and sit on the audit or nominating committee;
          or

     - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

     -    Past performance relative to its peers

     -    Market in which fund invests

     - Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

     - Past shareholder activism, board activity and votes on related proposals

     -    Strategy of the incumbents versus the dissidents

     -    Independence of incumbent directors; director nominees

     -    Experience and skills of director nominees

     -    Governance profile of the company

     -    Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Past performance as a closed-end fund

     -    Market in which the fund invests

     -    Measures taken by the board to address the discount

     - Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

     -    Proposed and current fee schedules

     -    Fund category/investment objective

     -    Performance benchmarks

     -    Share price performance as compared with peers

     -    Resulting fees relative to peers

     -    Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

     -    Stated specific financing purpose

     -    Possible dilution for common shares

     -    Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

     -    Potential competitiveness

     -    Regulatory developments

     -    Current and potential returns

     -    Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a nonfundamental restriction, considering the following factors:

     -    Fund's target investments

     -    Reasons given by the fund for the change

     -    Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:

     -    Political/economic changes in the target market

     -    Consolidation in the target market

     -    Current asset composition

Change in Fund's Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:

     -    Potential competitiveness

     -    Current and potential returns

     -    Risk of concentration

     -    Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

     -    Strategies employed to salvage the company

     -    Past performance of the fund

     -    Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

     -    The degree of change implied by the proposal

     -    The efficiencies that could result

     -    The state of incorporation; net effect on shareholder rights

     -    Regulatory standards and implications

CMA will vote FOR:

     - Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

     - Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

     -    Proposals enabling the Board to:

          -    Change, without shareholder approval the domicile of the fund

          - Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

     -    Regulations of both states

     -    Required fundamental policies of both states

     -    The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Fees charged to comparably sized funds with similar objectives

     -    The proposed distributor's reputation and past performance

     -    The competitiveness of the fund in the industry

     -    Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Resulting fee structure

     -    Performance of both funds

     -    Continuity of management personnel

     -    Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

     -    Performance of the fund's NAV

     -    The fund's history of shareholder relations

     -    The performance of other funds under the adviser's management

9. Alternative Investment Group ("AIG") Matters

The AIG Proxy Sub-Committee generally will vote in accordance with the guidelines set forth in this policy. With respect to matters that are not addressed by the guidelines, the AIG Proxy Sub-Committee will vote each such matter on a CASE-BY-CASE basis.

B. ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.

A Portfolio Manager, sub-adviser or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines stated in Section IV.A. In this situation, he or she shall request that the Proxy Committee consider voting the proxy other than according such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption.

C. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The following proposals require special, individual consideration. The Proxy Committee will determine how proxies related to all such proposals will be voted.

               1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

               2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

               3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

               4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

               5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified in Section IV.A.

               6. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

               7. PREEMPTIVE RIGHTS. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines set forth in Section IV above. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to effect the purposes of this Policy.

     - CMA shall use an independent, third-party vendor (currently Institutional Shareholder Services ("ISS")), to implement its proxy voting process as CMAs proxy voting agent. This retention is subject to CMA continuously assessing the vendor's independence from CMA and its affiliates, and the vendor's ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with CMA's proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor's other clients and the owners, officers or employees of any such firm, on the one hand, and CMA's clients, on the other hand. As means of performing this assessment, CMA will require various reports and notices from the vendor, as well as periodic audits of the vendor's voting record and other due diligence.

     - ISS shall provide proxy analysis and record keeping services in addition to voting proxies on behalf of CMA in accordance with this Policy.

     - On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in all accounts over which CMA has voting authority. Information regarding equity holdings for international portfolio shall be sent weekly.

     - ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be promptly noted and resolved by ISS, with notice to CMA.

     - Whenever a vote is solicited, ISS shall execute the vote according to CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section IV.A.

     - If ISS is not sure how to vote a particular proxy, then ISS will issue a request for voting instructions to CMA over a secure website. CMA personnel shall check this website regularly. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's understanding of the Voting Guidelines previously delivered to ISS. CMA shall promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

     - Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

     - ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

VI. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in CMA's Form ADV. Upon receipt of a Client's request for more information, CMA will provide to the Client a copy of this Policy and/or how CMA voted proxies for the Client pursuant to this Policy for up to a one-year period.

                        COLUMBIA REAL ESTATE EQUITY FUND
                                  (THE "FUND")

    SUPPLEMENT TO THE PROSPECTUSES DATED JANUARY 1, 2005 (THE "PROSPECTUSES")

      The Prospectuses are hereby supplemented with the following information:

      1. The date on the front cover of each of the Prospectuses is revised to read "________________, 2005."

      2. The "Calendar Year Total Returns" and "Average Annual Total Returns" tables in the section entitled "Performance History" are updated and restated in their entirety as follows:

CALENDAR YEAR TOTAL RETURNS

CLASS A

1995       1996        1997         1998          1999         2000        2001        2002        2003        2004
..86%      38.30%      24.74%       -12.33%       -2.45%       28.84%       5.41%       2.97%       34.93%       [ ]

(1) Class A is a newer class of shares. Its performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and Class Z shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A shares were initially offered on November 1, 2002, and Class Z shares were initially offered on April 1, 1994.

                               For period shown in bar chart:
                               Best quarter:     [Fourth Quarter 1996,+18.34]%
                               Worst quarter:  [Third Quarter 2002, -9.86] %

CLASS Z

1995      1996        1997         1998          1999         2000         2001        2002        2003        2004
16.86%    38.30%      24.74%       -12.33%       -2.45%       28.84%       5.41%       3.12%       35.47%       [ ]

                               For period shown in bar chart:
                               Best quarter:     [Fourth 1996,+18.34]%
                               Worst quarter:  [Third Quarter 2002, -9.86] %

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004 (1)

                                                                          1 YEAR         5 YEARS          10 YEARS
Class A (%)
     Return Before Taxes                                                  [____]          [____]           [____]
     Return After Taxes on Distributions                                  [____]          [____]           [____]
     Return After Taxes on Distributions and Sale of Fund Shares          [____]          [____]           [____]
Class B (%)
     Return Before Taxes                                                  [____]          [____]           [____]
     Return After Taxes on Distributions                                  [____]          [____]           [____]
     Return After Taxes on Distributions and Sale of Fund Shares          [____]          [____]           [____]
Class C (%)
     Return Before Taxes                                                  [____]          [____]           [____]
     Return After Taxes on Distributions                                  [____]          [____]           [____]
     Return After Taxes on Distributions and Sale of Fund Shares          [____]          [____]           [____]
Class D (%)
     Return Before Taxes                                                  [____]          [____]           [____]
     Return After Taxes on Distributions                                  [____]          [____]           [____]
     Return After Taxes on Distributions and Sale of Fund Shares          [____]          [____]           [____]
Class Z (%)
     Return Before Taxes                                                  [____]          [____]           [____]
     Return After Taxes on Distributions                                  [____]          [____]           [____]
     Return After Taxes on Distributions and Sale of Fund Shares          [____]          [____]           [____]
NAREIT Index (%)                                                          [____]          [____]         [____](2)

(1) Class A, Class B, Class C and Class D are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to their inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class C shares were initially offered on October 13, 2003, Class A, B and D shares were initially offered on November 1, 2002, and Class Z shares were initially offered on April 1, 1994.

(2)   Performance information is from March 31, 1994.

      3. The following sentence is added to the section entitled "Performance History":

      Year-to-date performance through ____________, 2005 for the following share classes of the Fund were as follows:

Class A --        ___%
Class Z --        ___%

      4. The "Annual Fund Operating Expenses" and "Example Expenses" tables in the section entitled "Your Expenses" are updated and restated in their entirety as follows:

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                CLASS A         CLASS B       CLASS C       CLASS D      CLASS Z
Management fee (%)                                 [.75]          [.75]         [.75]         [.75]        [.75]
Distribution and service (12b-1) fees (%)      [0.25(1)]         [1.00]        [1.00]        [1.00]       [0.00]
Other expenses (%) (2)                            [0.20]         [0.20]        [0.20]        [0.20]       [0.20]
Total annual fund operating expenses (%)          [1.20]         [1.95]        [1.95]        [1.95]       [0.95]

(1) The Fund may pay distribution and service (12b-1) fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.25% for shareholder liaison services and up to 0.10% for distribution services), but will limit such fees to an aggregate fee of not more than 0.25%.

(2) Restated to reflect changes in contractual rates for transfer agency and bookkeeping services effective November 1, 2003.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

                                                             1 YEAR       3 YEARS       5 YEARS        10 YEARS
Class A                                                      [$690]        [$934]       [$1,197]       [$1,946]
Class B:       did not sell your shares                      [$198]        [$612]       [$1,052]       [$2,080]
               sold all your shares at end of period         [$698]        [$912]       [$1,252]       [$2,080]
Class C:       did not sell your shares                      [$198]        [$612]       [$1,052]       [$2,275]
               sold all your shares at end of period         [$298]        [$612]       [$1,052]       [$2,275]
Class D        did not sell your shares                      [$198]        [$612]       [$1,052]       [$2,275]
               sold all your shares at end of period         [$298]        [$612]       [$1,052]       [$2,275]
Class Z                                                      [$ 97]        [$303]       [$  525]       [$1,166]

      5. The section entitled "Financial Highlights" is updated and restated in its entirety as follows:

Selected data for a share outstanding throughout each period is as follows:

CLASS A SHARES

                                                       (UNAUDITED)
                                                       SIX MONTHS
                                                          ENDED           YEAR ENDED          YEAR ENDED          PERIOD ENDED
                                                     FEBRUARY 28, 2005  AUGUST 31, 2004   AUGUST 31, 2003(a)  DECEMBER 31, 2002(b)
NET ASSET VALUE, BEGINNING OF PERIOD                   $     25.59          $  21.04          $    17.80            $   17.01
                                                       -----------          --------          ----------            ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(c)                                    0.51              0.77                0.36(d)              0.26
  Net realized and unrealized gain on investments             2.10              4.67                3.11(d)              0.78
                                                       -----------          --------          ----------            ---------
  Total from Investment Operations                            2.61              5.44                3.47                 1.04
                                                       -----------          --------          ----------            ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
  From net investment income                                 (0.46)            (0.70)              (0.23)               (0.25)
  From net realized gains                                    (2.52)            (0.19)               ----                 ----
                                                       -----------          --------          ----------            ---------
  Total Distributions                                        (2.98)            (0.89)              (0.23)               (0.25)
                                                       -----------          --------          ----------            ---------
NET ASSET VALUE, END OF PERIOD                         $     25.22          $  25.59          $    21.04            $   17.80
  Total return(e)                                             9.88%(f)         26.42%              19.62%(f)             6.10%(f)
                                                       -----------          --------          ----------            ---------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                    $    40,332          $ 32,703          $   12,364            $     905
  Ratio of expenses to average net assets (g)                 1.19%(h)          1.20%               1.55%(h)             1.43%(h)
  Ratio of net investment income to average
    net assets (g)                                            3.93%(h)          2.27%               2.70(d)(h)           4.81%(h)
  Portfolio turnover rate                                        4%(f)            28%                 33%(f)               53%
                                                       -----------          --------           ----------            ---------

(a)   The Fund changed its fiscal year end from December 31 to August 31.

(b) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Effective January 1, 2003, the Fund adopted the policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the eight months ended August 31, 2003 was to decrease the net investment income per share by $0.05, increase net realized and unrealized gain on investments per share by $0.05 and decrease the ratio of net investment income to average net assets from 3.12% to 2.70%. Per share data and ratios for periods prior to August 31, 2003 have not been restated to reflect this change in policy.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)   Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)   Annualized.

CLASS B SHARES

                                                       (UNAUDITED)
                                                       SIX MONTHS
                                                          ENDED            YEAR ENDED        PERIOD ENDED        PERIOD ENDED
                                                    FEBRUARY 28, 2005   AUGUST 31, 2004   AUGUST 31, 2003(a)  DECEMBER 31, 2002(b)
NET ASSET VALUE, BEGINNING OF PERIOD                   $     25.60        $    21.03         $    17.82          $      17.01
                                                       -----------        ----------         ----------          ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(c)                                    0.42              0.58               0.24(d)               0.22
  Net realized and unrealized gain on investments             2.10              4.70               3.12(d)               0.81
                                                       -----------        ----------         ----------          ------------
  Total from Investment Operations                            2.52              5.28               3.36                  1.03
                                                       -----------        ----------         ----------          ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
  From net investment income                                 (0.36)            (0.52)             (0.15)                (0.22)
  From net realized gains                                    (2.52)            (0.19)              ----                  ----
                                                       -----------        ----------         ----------          ------------
  Total Distributions                                        (2.88)            (0.71)             (0.15)                (0.22)
NET ASSET VALUE, END OF PERIOD                         $     25.24        $    25.60         $    21.03          $      17.82
  Total return(e)                                             9.51%(f)         25.53%             18.97%(f)              6.09%(f)
                                                       -----------        ----------         ----------          ------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                    $    13,534        $   11,234         $    4,776          $      1,074
  Ratio of expenses to average net assets (g)                 1.94%(h)          1.98%              2.37%(h)              2.18%(h)
  Ratio of net investment income to average
    net assets (g)                                            3.20%(h)          2.47%              1.86(d)(h)            4.06%(h)
  Portfolio turnover rate                                        4%(f)            28%                33%(f)                53%
                                                       -----------        ----------         ----------          ------------

(a)   The Fund changed its fiscal year end from December 31 to August 31.

(b) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Effective January 1, 2003, the Fund adopted the policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the eight months ended August 31, 2003 was to decrease the net investment income per share by $0.05, increase net realized and unrealized gain on investments per share by $0.05 and decrease the ratio of net investment income to average net assets from 2.28% to 1.86%. Per share data and ratios for periods prior to August 31, 2003 have not been restated to reflect this change in policy.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)   Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)   Annualized.

CLASS C SHARES

                                                                        (UNAUDITED)
                                                                        SIX MONTHS
                                                                           ENDED                YEAR ENDED
                                                                    FEBRUARY 28, 2005       AUGUST 31, 2004(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                   $      25.58            $      21.99
                                                                       ------------            ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(b)                                                     0.40                    0.41
  Net realized and unrealized gain on investments                              2.12                    3.72
                                                                       ------------            ------------
  Total from Investment Operations                                             2.52                    4.13
                                                                       ------------            ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
  From net investment income                                                  (0.36)                  (0.35)
  From net realized gains                                                     (2.52)                  (0.19)
                                                                       ------------            ------------
  Total Distributions                                                         (2.88)                  (0.54)
                                                                       ------------            ------------
NET ASSET VALUE, END OF PERIOD                                         $      25.22            $      25.58
  Total return(c)(d)                                                           9.51%(f)               18.99%
                                                                       ------------            ------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                    $      3,787            $      2,404
  Ratio of expenses to average net assets (e)(f)                               1.94%                   1.95%
  Ratio of net investment income to average net assets (e)(f)                  3.10%                   1.93%
  Portfolio turnover rate (d)                                                     4%                     28%
                                                                       ------------            ------------

(a) Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)   Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%. (f) Annualized.

CLASS D SHARES

                                                     (UNAUDITED)
                                                      SIX MONTHS
                                                        ENDED            YEAR ENDED          PERIOD ENDED         PERIOD ENDED
                                                   FEBRUARY 28, 2005   AUGUST 31, 2004    AUGUST 31, 2003(a)    DECEMBER 31, 2002(b)
NET ASSET VALUE, BEGINNING OF PERIOD                 $      25.59       $      21.03         $      17.82           $    17.01
                                                     ------------       ------------         ------------           ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(c)                                   0.41               0.65                 0.27(d)              0.21
  Net realized and unrealized gain on investments            2.11               4.63                 3.10(d)              0.82
                                                     ------------       ------------         ------------           ----------
  Total from Investment Operations                           2.52               5.28                 3.37                 1.03
                                                     ------------       ------------         ------------           ----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
  From net investment income                                (0.36)             (0.53)               (0.16)               (0.22)
  From net realized gains                                   (2.52)             (0.19)                ----                 ----
                                                     ------------       ------------         ------------           ----------
  Total Distributions                                       (2.88)             (0.72)               (0.16)               (0.22)
                                                     ------------       ------------         ------------           ----------
NET ASSET VALUE, END OF PERIOD                       $      25.23       $      25.59         $      21.03           $    17.82
  Total return(e)                                            9.51%(f)          25.55%               18.99%(f)             6.09%(f)
                                                     ------------       ------------         ------------           ----------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                  $      4,280       $      4,059         $      3,466           $      365
  Ratio of expenses to average net assets (g)                1.94%(h)           1.96%                2.30%(h)             2.18%(h)
  Ratio of net investment income to average
    net assets (g)                                           3.17%(h)           2.81%                2.02(d)(h)           4.06%(h)
  Portfolio turnover rate                                       4%(f)             28%                  33%(f)               53%
                                                     ------------       ------------         ------------           ----------

(a)   The Fund changed its fiscal year end from December 31 to August 31.

(b) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Effective January 1, 2003, the Fund adopted the policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the eight months ended August 31, 2003 was to decrease the net investment income per share by $0.05, increase net realized and unrealized gain on investments per share by $0.05 and decrease the ratio of net investment income to average net assets from 2.44% to 2.02%. Per share data and ratios for periods prior to August 31, 2003 have not been restated to reflect this change in policy.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)   Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)   Annualized.

CLASS Z SHARES

                                        (UNAUDITED)
                                      SIX MONTHS ENDED  YEAR ENDED    PERIOD ENDED          ______ YEAR ENDED DECEMBER 31,_____
                                        FEBRUARY 28,    AUGUST 31,     AUGUST 31,        -----------------------------------------
                                            2005          2004           2003 (a)           2002(b)         2001           2000
                                        -----------     ---------     ----------          -----------    -----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD    $     25.60     $   21.06     $    17.81          $     18.04    $     17.89   $     14.57
                                        -----------     ---------     ----------          -----------    -----------   -----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(c)                    0.55(c)       0.88(c)        0.39(c)(d)           0.82(c)        0.79          0.81
   Net realized and unrealized gain
     (loss) on investments                     2.11          4.62           3.14(d)             (0.25)          0.15          3.32
                                        -----------     ---------     ----------          -----------    -----------   -----------
   Total from Investment Operations            2.66          5.50           3.53                 0.57           0.94          4.13
                                        -----------     ---------     ----------          -----------    -----------   -----------
LESS DISTRIBUTIONS:
   From net investment income                 (0.50)        (0.77)         (0.28)               (0.71)         (0.72)        (0.75)
   From net realized gains                    (2.52)        (0.19)         -----                 ----           ----          ----
   Return of Capital                           ----          ----          -----                 (.09)          (.07)         (.06)
                                        -----------     ---------     ----------          -----------    -----------   -----------
   Total distributions                        (3.02)        (0.96)         (0.28)               (0.80)         (0.79)        (0.81)
                                        -----------     ---------     ----------          -----------    -----------   -----------
NET ASSET VALUE, END OF PERIOD          $     25.24     $   25.60     $    21.06          $     17.81    $     18.04   $     17.89
   Total return (e)                           10.05%(f)     26.72%         20.01%(f)            (3.12)%        (5.41)%       28.84%
                                        -----------     ---------     ----------          -----------    -----------   -----------
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)    $   811,870     $ 872,924     $  884,747          $   774,646    $   621,590   $   436,764
   Ratio of expenses to average net
      assets (h)                               0.94%(h)      0.97%          1.08%(h)             0.94%          0.95%         0.96%
   Ration of net investment income
      to average net assets (h)                4.24%         3.78%          3.09%(d)(h)          5.30%          4.65%         5.16%
   Portfolio turnover rate                        4%(f)        28%            33%(f)               53%            41%           25%
                                        -----------     ---------     ----------          -----------    -----------   -----------

(a)   The Fund changed its fiscal year end from December 31 to August 31.

(b)   On November 1, 2002, the existing Fund shares were renamed Class Z shares.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Effective January 1, 2003, the Fund adopted the policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the eight months ended August 31, 2003 was to decrease the net investment income per share by $0.05, increase net realized and unrealized gain on investments per share by $0.05 and decrease the ratio of net investment income to average net assets from 3.51% to 3.09%. Per share data and ratios for periods prior to August 31, 2003 have not been restated to reflect this change in policy.

(e)   Total return at net asset value assuming all distributions reinvested.

(f)   Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)   Annualized.

      6. The information under the heading "For More Information - Investment Company Act file number" is revised as follows:

      Columbia Funds Series Trust I: 811-4367

            -     Columbia Real Estate Equity Fund

      7. As discussed in greater detail in earlier supplements, on March 15, 2004, Columbia Management Advisors, Inc. ("Columbia Management"), the Fund's adviser, and Columbia Funds Distributor, Inc. ("CFD") (now Columbia Management Distributors, Inc.) the distributor of the Fund's shares (collectively, "Columbia"), entered into agreements in principle with the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") to resolve the proceedings brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds.

On February 9, 2005, Columbia entered into an Assurance of Discontinuance with the NYAG (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order" and together, the "Settlements"). The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle.

Under the terms of the SEC Order, Columbia has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review Columbia's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the settlement amounts will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with Columbia and the Fund's independent trustees and not unacceptable to the staff of the SEC. More specific information on the distribution plan will be communicated at a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia Funds, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

A copy of the SEC Order will be available on the SEC's website at http://www.sec.gov. A copy of the NYAG Settlement will be available as part of the Bank of America Corporation Form 8-K filing on or about February 10, 2005.

      8. The Prospectuses are hereby supplemented with the following information relating to hypothetical investment and expense information:

Hypothetical Investment and Expense Information

      The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Fund assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested and that Class B shares and Class G shares converts to Class A shares and Class T shares, respectively, after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any fee waiver or expense reimbursement. Your actual costs may be higher or lower.

CLASS A

                                                            ANNUAL EXPENSE RATIO
                                                                   1.20%
YEAR    CUMULATIVE RETURN      HYPOTHETICAL YEAR-END                                     HYPOTHETICAL YEAR        ANNUAL
         BEFORE FEES AND          BALANCE BEFORE              CUMULATIVE RETURN          END BALANCE AFTER       FEES AND
             EXPENSES            FEES AND EXPENSES         AFTER FEES AND EXPENSES       FEES AND EXPENSES       EXPENSES
1              5.00%                $ 9,896.25                      3.80%                     $ 9,783.15         $  690.25
2             10.25%                $10,391.06                      7.74%                     $10,154.91         $  119.63
3             15.76%                $10,910.62                     11.84%                     $10,540.80         $  124.17
4             21.55%                $11,456.15                     16.09%                     $10,941.35         $  128.89
5             27.63%                $12,028.95                     20.50%                     $11,357.12         $  133.79
6             34.01%                $12,630.40                     25.08%                     $11,788.69         $  138.87
7             40.71%                $13,261.92                     29.83%                     $12,236.66         $  144.15
8             47.75%                $13,925.02                     34.77%                     $12,701.65         $  149.63
9             55.13%                $14,621.27                     39.89%                     $13,184.31         $  155.32
10            62.89%                $15,352.33                     45.20%                     $13,685.32         $  161.22
TOTAL GAIN BEFORE FEES AND EXPENSES $ 5,927.33
TOTAL GAIN AFTER FEES AND EXPENSES                                                            $ 4,260.32
TOTAL ANNUAL FEES AND EXPENSES                                                                                   $1,945.92

CLASS B

                               ANNUAL EXPENSE RATIO
                                     1.95%

      YEAR  CUMULATIVE RETURN  HYPOTHETICAL YEAR-END     CUMULATIVE RETURN     HYPOTHETICAL YEAR  ANNUAL
             BEFORE FEES AND      BALANCE BEFORE      AFTER FEES AND EXPENSES  END BALANCE AFTER  FEES AND
                 EXPENSES        FEES AND EXPENSES                             FEES AND EXPENSES  EXPENSES
       1           5.00%              $10,500.00              3.05%                 $10,305.00    $  197.97
       2          10.25%              $11,025.00              6.19%                 $10,619.30    $  204.01
       3          15.76%              $11,576.25              9.43%                 $10,943.19    $  210.23
       4          21.55%              $12,155.06             12.77%                 $11,276.96    $  216.65
       5          27.63%              $12,762.82             16.21%                 $11,620.91    $  223.25
       6          34.01%              $13,400.96             19.75%                 $11,975.34    $  230.06
       7          40.71%              $14,071.00             23.41%                 $12,340.59    $  237.08
       8          47.75%              $14,774.55             27.17%                 $12,716.98    $  244.31
       9          55.13%              $15,513.28             32.00%                 $13,200.22    $  155.50
       10         62.89%              $16,288.95             37.02%                 $13,701.83    $  161.41

TOTAL GAIN BEFORE FEES AND EXPENSES   $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $ 3,701.83
TOTAL ANNUAL FEES AND EXPENSES                                                                    $2,080.47

      CLASS C

                               ANNUAL EXPENSE RATIO
                                     1.95%

      YEAR  CUMULATIVE RETURN  HYPOTHETICAL YEAR-END     CUMULATIVE RETURN     HYPOTHETICAL YEAR  ANNUAL
             BEFORE FEES AND      BALANCE BEFORE      AFTER FEES AND EXPENSES  END BALANCE AFTER  FEES AND
                 EXPENSES        FEES AND EXPENSES                             FEES AND EXPENSES  EXPENSES
       1           5.00%              $10,500.00              3.05%                 $10,305.00    $  197.97
       2          10.25%              $11,025.00              6.19%                 $10,619.30    $  204.01
       3          15.76%              $11,576.25              9.43%                 $10,943.19    $  210.23
       4          21.55%              $12,155.06             12.77%                 $11,276.96    $  216.65
       5          27.63%              $12,762.82             16.21%                 $11,620.91    $  223.25
       6          34.01%              $13,400.96             19.75%                 $11,975.34    $  230.06
       7          40.71%              $14,071.00             23.41%                 $12,340.59    $  237.08
       8          47.75%              $14,774.55             27.17%                 $12,716.98    $  244.31
       9          55.13%              $15,513.28             31.05%                 $13,104.85    $  251.76
       10         62.89%              $16,288.95             35.05%                 $13,504.55    $  259.44

TOTAL GAIN BEFORE FEES AND EXPENSES   $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $ 3,504.55
TOTAL ANNUAL FEES AND EXPENSES                                                                    $2,274.76

      CLASS D

                               ANNUAL EXPENSE RATIO
                                     1.95%

      YEAR  CUMULATIVE RETURN  HYPOTHETICAL YEAR-END     CUMULATIVE RETURN     HYPOTHETICAL YEAR  ANNUAL
             BEFORE FEES AND      BALANCE BEFORE      AFTER FEES AND EXPENSES  END BALANCE AFTER  FEES AND
                 EXPENSES        FEES AND EXPENSES                             FEES AND EXPENSES  EXPENSES
       1           5.00%              $10,500.00              3.05%                 $10,305.00     $197.97
       2          10.25%              $11,025.00              6.19%                 $10,619.30     $204.01

       3          15.76%              $11,576.25              9.43%                 $10,943.19    $  210.23
       4          21.55%              $12,155.06             12.77%                 $11,276.96    $  216.65
       5          27.63%              $12,762.82             16.21%                 $11,620.91    $  223.25
       6          34.01%              $13,400.96             19.75%                 $11,975.34    $  230.06
       7          40.71%              $14,071.00             23.41%                 $12,340.59    $  237.08
       8          47.75%              $14,774.55             27.17%                 $12,716.98    $  244.31
       9          55.13%              $15,513.28             31.05%                 $13,104.85    $  251.76
       10         62.89%              $16,288.95             35.05%                 $13,504.55    $  259.44

TOTAL GAIN BEFORE FEES AND EXPENSES   $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $ 3,504.55
TOTAL ANNUAL FEES AND EXPENSES                                                                    $2,274.76

CLASS Z

                               ANNUAL EXPENSE RATIO
                                     0.95%

      YEAR  CUMULATIVE RETURN  HYPOTHETICAL YEAR-END     CUMULATIVE RETURN     HYPOTHETICAL YEAR  ANNUAL
             BEFORE FEES AND      BALANCE BEFORE      AFTER FEES AND EXPENSES  END BALANCE AFTER  FEES AND
                 EXPENSES        FEES AND EXPENSES                             FEES AND EXPENSES  EXPENSES
       1           5.00%              $10,500.00              4.05%                 $10,405.00    $   96.92
       2          10.25%              $11,025.00              8.26%                 $10,826.40    $  100.85
       3          15.76%              $11,576.25             12.65%                 $11,264.87    $  104.93
       4          21.55%              $12,155.06             17.21%                 $11,721.10    $  109.18
       5          27.63%              $12,762.82             21.96%                 $12,195.80    $  113.61
       6          34.01%              $13,400.96             26.90%                 $12,689.73    $  118.21
       7          40.71%              $14,071.00             32.04%                 $13,203.67    $  122.99
       8          47.75%              $14,774.55             37.38%                 $13,738.42    $  127.97
       9          55.13%              $15,513.28             42.95%                 $14,294.82    $  133.16
       10         62.89%              $16,288.95             48.74%                 $14,873.76    $  138.55

TOTAL GAIN BEFORE FEES AND EXPENSES   $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $ 4,873.76
TOTAL ANNUAL FEES AND EXPENSES                                                                    $1,166.37

      9. Columbia Funds Distributor, Inc. (the Funds' distributor) and Columbia Funds Services, Inc. (the Funds' transfer agent) have changed their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.

      Sections 10 through 18 of this supplement apply only to Classes A, B, and C of the Fund.

      10. The footnotes to the table entitled "Shareholder Fees" are revised to provide that the contingent deferred sales charge ("CDSC") applicable to Class A shares applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.

      11. The section entitled "Investment Minimums" is revised in its entirety as follows:

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Please see the Statement of Additional Information for more details on investment minimums.

      12. The call-out box entitled "Choosing a Share Class" is revised in its entirety as follows:

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B AND C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

      13. The table entitled "Class A Sales Charges" is replaced in its entirety as follows:

      For Fixed Income Funds (other than Columbia Money Market Fund and Columbia Municipal Money Market Fund):

      Class A Sales Charges

                                              AS A % OF THE                     % OF OFFERING PRICE
                                             PUBLIC OFFERING   AS A % OF YOUR   RETAINED BY FINANCIAL
AMOUNT PURCHASED                                  PRICE          INVESTMENT           ADVISOR
Less than $50,000                                  4.75                4.99            4.25
$50,000 to less than $100,000                      4.50                4.71            4.00
$100,000 to less than $250,000                     3.50                3.63            3.00
$250,000 to less than $500,000                     2.50                2.56            2.25
$500,000 to less than $1,000,000                   2.00                2.04            1.75
$1,000,000 or more                                 0.00                0.00            0.00

      For Short-Intermediate Fixed Income Funds:

      Class A Sales Charges

                                              AS A % OF THE                      % OF OFFERING PRICE
                                             PUBLIC OFFERING   AS A % OF YOUR   RETAINED BY FINANCIAL
AMOUNT PURCHASED                                  PRICE          INVESTMENT           ADVISOR
Less than $100,000                                3.25                3.36              3.00
$100,000 to less than $250,000                    2.50                2.56              2.25
$250,000 to less than $500,000                    2.00                2.04              1.75
$500,000 to less than $1,000,000                  1.50                1.52              1.25
$1,000,000 or more                                0.00                0.00              0.00

      For Short-Term Fixed Income Funds:

      Class A Sales Charges

                                              AS A % OF THE                     % OF OFFERING PRICE
                                             PUBLIC OFFERING   AS A % OF YOUR   RETAINED BY FINANCIAL
AMOUNT PURCHASED                                  PRICE          INVESTMENT           ADVISOR
Less than $100,000                                 1.00            1.01                 0.75
$100,000 to less than $250,000                     0.75            0.76                 0.50
$250,000 to less than $1,000,000                   0.50            0.50                 0.40
$1,000,000 or more                                 0.00            0.00                 0.00

      14. The paragraph immediately following the table entitled "Class A Sales Charges" is revised in its entirety as follows:

Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

      15. The table entitled "Purchases Over $1 Million" for Class A shares is replaced in its entirety as follows:

Purchases Over $1 Million

AMOUNT PURCHASED                                               COMMISSION %
Less than $3 million                                               1.00
$3 million to less than $50 million                                0.50
$50 million or more                                                0.25

For certain group retirement plans, financial advisors will receive a 1% commission from the distributor on all purchases less than $3 million.

      16. The section entitled "Reduced Sales Charges for Larger Investments" is revised in its entirety as follows:

      A.    What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

      B.    What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

      -     Individual accounts

      -     Joint accounts

      -     Certain IRA accounts

      -     Certain trusts

      -     UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

      C.    How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

      D.    How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, though fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

      17. All disclosure related to Class B Sales Charges under the section entitled "Sales Charges" is revised in its entirety as follows:

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

      For all Funds (other than the Short-Intermediate Fixed Income Funds):

Purchases of less than $50,000

Class B Sales Charges

                                                               % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                  SHARES ARE SOLD
Through first year                                                  5.00
Through second year                                                 4.00
Through third year                                                  3.00
Through fourth year                                                 3.00
Through fifth year                                                  2.00
Through sixth year                                                  1.00
Longer than six years                                               0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

      For Short-Intermediate Fixed Income Funds:

Purchases of less than $50,000

Class B Sales Charges

                                                               % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                  SHARES ARE SOLD
Through first year                                                  3.00
Through second year                                                 3.00
Through third year                                                  2.00
Through fourth year                                                 1.00
Through fifth year                                                  0.00
Through sixth year                                                  0.00
Longer than six years                                               0.00

Commission to financial advisors is 2.75%.

Automatic conversion to Class A shares occurs eight years after purchase.

      18. The instructions with respect to redemptions by systematic withdrawal plan in the table under the section "How to Sell Shares" are revised in their entirety as follows:

You may automatically sell a specified dollar amount or percentage of your account on a monthly, quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance requirement has been waived for wrap accounts. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

      Section 19 of this supplement applies only to Class Z of the "Funds" and "Trusts" listed below.

      19. The section entitled "Eligible Investors" is revised in its entirety as follows:

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.

IMPORTANT THINGS TO CONSIDER WHEN DECIDING ON A CLASS OF SHARES:

Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.

Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by an intermediary. Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.

Eligible Investors and their applicable investment minimums are as follows:

No minimum initial investment

- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

- Any group retirement plan, including defined benefit and defined contribution plans such as: 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of a Fund's transfer agent;

- Any investor purchasing through a Columbia Management Group state tuition plan organized under Section 529 of the Internal Revenue Code; or

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

$1,000 minimum initial investment

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (CMD) (i) who holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by CMD;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by CMD;

- Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;

- Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $1,000 minimum investment requirement);

- Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; or

- Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.

The Funds reserve the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Funds also reserve the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

[Order #]                                                                 [Date]

COLUMBIA REAL ESTATE EQUITY FUND       Prospectus, January 1, 2005

CLASS A, B, C AND D* SHARES

Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   4
Your Expenses........................................   6


YOUR ACCOUNT                                            8
---------------------------------------------------------
How to Buy Shares....................................   8
Sales Charges........................................   9
How to Exchange Shares...............................  14
How to Sell Shares...................................  15
Fund Policy on Trading of Fund Shares................  16
Distribution and Service Fees........................  17
Other Information About Your Account.................  18


MANAGING THE FUND                                      21
---------------------------------------------------------
Investment Advisor...................................  21
Portfolio Manager....................................  21


FINANCIAL HIGHLIGHTS                                   22
---------------------------------------------------------

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

*EFFECTIVE OCTOBER 13, 2003, THIS FUND'S CLASS D SHARES WERE CLOSED TO NEW INVESTORS.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks capital appreciation and above-average income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of companies principally engaged in the real estate industry, including real estate investment trusts (REITs).

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
A company is "principally engaged" in the real estate industry if at least 50% of its gross income or net profits are attributable to the ownership, construction, management or sale of residential, commercial or industrial real estate.

A REIT is an investment vehicle that pools investors' money for investment primarily in income producing real estate or related loans or interest in another REIT. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets and income, and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year.

REITs are generally classified as equity REITs, mortgage REITs, and hybrid REITs. An equity REIT, which invests the majority of its assets directly in real properties such as shopping centers, malls, multi-family housing and commercial properties derives its income primarily from rents and lease payments. An equity REIT can also realize capital gains by selling properties that have appreciated in value. A mortgage REIT, which invests the majority of its assets in real estate mortgages, derives its income primarily from interest payments. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs.

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as noted otherwise, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

----
 2

THE FUND

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or securities market as a whole.

Real estate risk means the Fund may be subject to the same types of risks associated with direct ownership of real estate, including, but not limited to:

   - Declines in property value due to general, local and regional economic conditions

   - Overbuilding and extended vacancies of properties

   - Increased property taxes

   - Casualty or condemnation losses

   - Changes in zoning laws

   - Environmental clean up costs

   - Possible lack of availability of mortgage funds changes in interest rates

   - Changes in interest rates

If the Fund's investments are concentrated in a particular geographic region, real estate risk may be even more significant.

The Fund is subject to the risks associated with an investment in REITs. Investment in REITs carries with it many of the same risks associated with direct ownership of real estate. In addition to these risks, equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent upon management skills, may not be diversified, and are subject to heavy cash flow dependency, defaults by borrowers, and self liquidation. In addition, a REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code or fail to maintain its exemption from registration under the Investment Company Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. If a borrower or lessee defaults, a REIT may experience delays in enforcing its rights as mortgagee or lessor and may incur substantial costs associated with protection of its investments.

The mortgage REITs in which the Fund invests are subject to the following risks:

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates

                                                                            ----

THE FUND

effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

Reinvestment risk is the risk that income from the Fund's debt securities will decline if and when the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Fund's portfolio.

Inflation risk is a risk to investors who invest in fixed income instruments, such as bond or money market funds, because there is a chance that the returns on these instruments may not keep pace with inflation. Inflation represents the rising cost of goods and services over time.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B, C and D shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each complete calendar year in the life of the Fund. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were reflected, these returns would be lower.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year, five-year and life of the Fund periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

              The Fund's returns are compared to the NAREIT Index (National Association of Real Estate Investment Trusts Index) which is an unmanaged index that reflects performance of all publicly-traded equity REITs. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
             -------------------------------------------------------------------

----
 4

THE FUND

CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)

                                  (BAR CHART)

                                  16.86%     38.30%     24.74%                           28.84%      5.41%      2.97%     34.93%
                                                                   -12.33%    -2.45%
                        1994       1995       1996       1997       1998       1999       2000       2001       2002       2003


            The Fund's year-to-date total return through  For period shown in bar chart:
            September 30, 2004 (Class A) total was        Best quarter: 4th quarter 1996, +18.34%
            +13.32%.                                      Worst quarter: 3rd quarter 2002, -9.86%

 (1) Class A is a newer class of shares. Its performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and Class Z shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A shares were initially offered on November 1, 2002, and Class Z shares were initially offered on April 1, 1994.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                            ----

THE FUND

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2003(2)

                                                                                                LIFE OF
                                                                1 YEAR          5 YEARS         THE FUND
Class A (%)
  Return Before Taxes                                            27.17           11.65           12.38
  Return After Taxes on Distributions                            25.90            9.96           10.38
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                         17.88            8.99            9.60
--------------------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                            28.91           12.55           12.97
  Return After Taxes on Distributions                            27.91           10.90           10.99
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                         19.02            9.82           10.17
--------------------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                            32.90           12.80           12.97
  Return After Taxes on Distributions                            31.88           11.16           10.99
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                         21.61           10.05           10.16
--------------------------------------------------------------------------------------------------------
Class D (%)
  Return Before Taxes                                            31.62           12.58           12.86
  Return After Taxes on Distributions                            30.59           10.94           10.88
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                         20.77            9.86           10.06
--------------------------------------------------------------------------------------------------------
NAREIT Index (%)                                                 37.13           14.35           11.99(3)

 (2) Class A, Class B, Class C and Class D are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to their inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class C shares were initially offered on October 13, 2003, Class A, B and D shares were initially offered on November 1, 2002, and Class Z shares were initially offered on April 1, 1994.

 (3) Performance information is from March 31, 1994.

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and other administrative costs including pricing and custody services.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table but does reflect the waiver of the initial sales charge for Class D shares. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class B shares convert to Class A shares after eight years
             -------------------------------------------------------------------

----
 6

THE FUND

SHAREHOLDER FEES(3) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                               CLASS A         CLASS B         CLASS C         CLASS D
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         5.75            0.00            0.00           1.00(4)
----------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               1.00(5)         5.00            1.00            1.00
----------------------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             (6)             (6)             (6)             (6)

 (3) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (4) The Fund's advisor has agreed to waive indefinitely the front-end sales charge for purchases of Class D shares by existing Class D shareholders.

 (5) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

 (6) There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                               CLASS A         CLASS B         CLASS C         CLASS D
Management fee (%)                                              0.75            0.75            0.75            0.75
----------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                       0.25(8)         1.00            1.00            1.00
----------------------------------------------------------------------------------------------------------------------
Other expenses(7) (%)                                           0.20            0.20            0.20            0.20
----------------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses(7) (%)                     1.20            1.95            1.95            1.95

 (7) Restated to reflect changes in contractual rates for transfer agency and bookkeeping services effective November 1, 2003.

 (8) The Fund may pay distribution and service (12b-1) fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.25% for shareholder liaison services and up to 0.10% for distribution services), but will limit such fees to an aggregate fee of not more than 0.25%.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
Class A                                                           $690           $934           $1,197           $1,946
------------------------------------------------------------------------------------------------------------------------
Class B:  did not sell your shares                                $198           $612           $1,052           $2,080
          sold all your shares at
          the end of the period                                   $698           $912           $1,252           $2,080
------------------------------------------------------------------------------------------------------------------------
Class C:  did not sell your shares                                $198           $612           $1,052           $2,275
          sold all your shares at
          the end of the period                                   $298           $612           $1,052           $2,275
------------------------------------------------------------------------------------------------------------------------
Class D:  did not sell your shares                                $198           $612           $1,052           $2,275
          sold all your shares at
          the end of the period                                   $298           $612           $1,052           $2,275

                                                                            ----

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund or your financial advisor receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

Notice to Fund Shareholders: Class D shares are closed to new investors and new accounts. The Fund now offers Class C shares, which are subject to the same service and distribution fees and sales charges as Class D shares except Class C shares are not subject to a front-end sales charge. The Fund's advisor has agreed to waive indefinitely the front-end sales charge for purchases of Class D shares by existing Class D investors. For more information on expenses and sales charges for Class C shares and Class D shares, see "The Fund -- Your Expenses" and "Your Account -- Sales Charges" in this Prospectus.

             -------------------------------------------------------------------
INVESTMENT MINIMUMS

                   Initial Investment..........................................  $1,000
                   Subsequent Investments......................................  $   50
                   Automatic Investment Plan*..................................  $   50
                   Retirement Plan*............................................  $   25

              * The initial investment minimum of $1,000 is waived on these plans.

              The Fund reserves the right to change these investment
              minimums. The Fund also reserves the right to refuse a
              purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
             -------------------------------------------------------------------

----
 8

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of the New York Stock
                       Exchange (NYSE), usually 4:00 p.m. Eastern time. Your
                       financial advisor may charge you fees for executing the
                       purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts send a completed application and check made
(new account)          payable to the Fund and mailed to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts fill out and return the additional
(existing account)     investment stub included in your quarterly statement, or
                       send a letter of instruction including your Fund name and
                       account number with a check made payable to the Fund to
                       Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class of the Fund at no additional cost.
                       There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By wire                You may purchase shares by wiring money from your bank
                       account to your Fund account. To wire funds to your Fund
                       account, call 1-800-422-3737 for wiring instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares by electronically transferring money
funds transfer         from your bank account to your Fund account by calling
                       1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good
                       form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You can make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You can select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You can purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       fund shares of the same class at no additional cost. You
                       must have a current balance of at least $5,000 in the fund the money is coming from. Exchanges will continue so long as your fund balance is sufficient to complete the transfers.
                       You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling
                       1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.

SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

             -------------------------------------------------------------------

              CHOOSING A SHARE CLASS

              The Fund offers four classes of shares in this prospectus -- CLASS A, B, C and D. Class D shares are closed to new investors and new accounts. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

              The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a
              separate prospectus provided to eligible institutional and other investors.
             -------------------------------------------------------------------

                                                                            ----

YOUR ACCOUNT

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales change. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES

                                                                                                      % OF OFFERING
                                                                AS A % OF                                 PRICE
                                                                THE PUBLIC           AS A %            RETAINED BY
                                                                 OFFERING           OF YOUR             FINANCIAL
AMOUNT PURCHASED                                                  PRICE            INVESTMENT            ADVISOR
Less than $50,000                                                  5.75               6.10                5.00
-------------------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                                      4.50               4.71                3.75
-------------------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                                     3.50               3.63                2.75
-------------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                                     2.50               2.56                2.00
-------------------------------------------------------------------------------------------------------------------
$500,000 or more to less than $1,000,000                           2.00               2.04                1.75
-------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                 0.00               0.00                0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                                COMMISSION %
Less than $3 million                                                1.00
----------------------------------------------------------------------------
$3 million to less than $5 million                                  0.80
----------------------------------------------------------------------------
$5 million to less than $25 million                                 0.50
----------------------------------------------------------------------------
$25 million or more                                                 0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

----
 10

YOUR ACCOUNT

             -------------------------------------------------------------------

              UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

              Certain investments in Class A, B, C and D shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
              time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares you have held the longest.
             -------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS
--------------------------------------------------------------------------------
A.  What are the principal ways to obtain a breakpoint discount?
There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date of the Statement of Intent is received by the Fund.

B.  What accounts are eligible for breakpoint discounts?
The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

- Individual accounts

- Joint accounts

- Certain IRA accounts

- Certain trusts

- UTMA/UGMA accounts

                                                                            ----

YOUR ACCOUNT

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father-in-law and mother-in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.

C.  How do I obtain a breakpoint discount?
--------------------------------------------------------------------------------
The steps necessary to obtain a breakpoint discount depends on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.

D.  How can I obtain more information about breakpoint discounts?
--------------------------------------------------------------------------------
Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   5.00
-------------------------------------------------------------------------------
Through second year                                                  4.00
-------------------------------------------------------------------------------
Through third year                                                   3.00
-------------------------------------------------------------------------------
Through fourth year                                                  3.00
-------------------------------------------------------------------------------
Through fifth year                                                   2.00
-------------------------------------------------------------------------------
Through sixth year                                                   1.00
-------------------------------------------------------------------------------
Longer than six years                                                0.00

----
 12

YOUR ACCOUNT

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to the lower CDSC and the applicable reduced holding period, provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders.

PURCHASES OF $250,000 TO LESS THAN $500,000:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
-------------------------------------------------------------------------------
Through second year                                                  2.00
-------------------------------------------------------------------------------
Through third year                                                   1.00
-------------------------------------------------------------------------------
Longer than three years                                              0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
-------------------------------------------------------------------------------
Through second year                                                  2.00
-------------------------------------------------------------------------------
Through third year                                                   1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or

                                                                            ----

YOUR ACCOUNT

transfer your account from a financial advisor that does participate in the program into a non-participating fund or financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Class C shares have no front-end sales charge, but they do carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding the shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up front commission of 1.00% on sales of Class C shares.

CLASS C SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   1.00
-------------------------------------------------------------------------------
Longer than one year                                                 0.00

CLASS D SHARES Class D shares are closed to new investors. Your purchases of Class D shares are made at the public offering price for these shares. This price includes a sales charge of 1.00% (currently being waived) which is paid as a commission to your financial advisor on the sale of Class D shares as shown in the chart below.

CLASS D SALES CHARGES

                                            % OF OFFERING PRICE
  AS A % OF THE PUBLIC      AS A % OF      RETAINED BY FINANCIAL
     OFFERING PRICE      YOUR INVESTMENT          ADVISOR
          1.00                1.01                 1.00

In addition, the distributor pays your financial advisor an initial commission of 1.00% on sales of Class D shares. The Fund's investment advisor has agreed to waive indefinitely the front-end sales charge for purchases of Class D shares by existing Class D investors.

Class D shares also carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class (and in some cases certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. In the case of Class D shares, you may exchange your Class D shares for Class D shares of another fund in which you own Class D shares. Otherwise, you may exchange your Class D shares only for Class C shares. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange

----
 14

YOUR ACCOUNT

privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Your Account -- Fund Policy on Trading of Fund Shares" in this Prospectus for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification number available when calling.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When a Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-345-6611 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                            ----

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund distributed by
                       Columbia Funds Distributor, Inc. at no additional cost. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period.
                       You do not need to set up this feature in advance of your
                       call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                       address below. In your letter of instruction, note the
                       Fund's name, share class, account number, and the dollar
                       value or number of shares you wish to sell. All account
                       owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution that participates in the Medallion Signature Guarantee Program for amounts
                       over $100,000 or for alternate payee or mailing
                       instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                       1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                       telephone request. Be sure to complete the appropriate
                       section of the account application for this feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                       available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                       Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares and request that the proceeds be
funds transfer         electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                       must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Directors of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

----
 16

YOUR ACCOUNT

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
RULE 12B-1 PLAN The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A, B, C and D shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B, Class C and Class D shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B, Class C and Class D shares. Distribution and service fees are paid out of the assets of these classes. The Fund's Board of Directors limits total payments under the Rule 12b-1 plan for Class A shares to 0.25%. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedules applicable to Class B shares.

                                                                            ----

YOUR ACCOUNT

ADDITIONAL INTERMEDIARY COMPENSATION In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday). Shares are not priced on days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However,

----
 18

YOUR ACCOUNT

where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund declares and pays dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

                                                                            ----

YOUR ACCOUNT

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund and subsequent distributions will be reinvested.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

----
 20

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Directors. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate annualized advisory fees paid to Columbia Management by the Fund amounted to 0.75% of average daily net assets of the Fund.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
DAVID W. JELLISON, CFA, a Senior Vice President of Columbia Management, is the portfolio manager responsible for implementing and maintaining the investment themes and strategies of the Fund. Mr. Jellison joined Columbia Management in 1992 and has managed the Fund since 1994. Previously, he was a Senior Research Associate for RCM Capital Management (1987-1992). Mr. Jellison received a Master of Management degree from the J.L. Kellogg Graduate School of Management at Northwestern University in 1984.

                                                                            ----

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Class A, B, C or D share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

THE FUND

                                                           YEAR ENDED         PERIOD ENDED         PERIOD ENDED
                                                           AUGUST 31,          AUGUST 31,          DECEMBER 31,
                                                              2004              2003(A)              2002(B)
                                                           Class A             Class A              Class A
                                                             ------              ------                -----
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                       21.04               17.80                17.01
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(c)                                     0.77                0.36(d)              0.26
  Net realized and unrealized gain on investments              4.67                3.11(d)              0.78
---------------------------------------------------------------------------------------------------------------
Total from Investment Operations                               5.44                3.47                 1.04
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  From net investment income                                  (0.70)              (0.23)               (0.25)
  From net realized gains                                     (0.19)                 --                   --
---------------------------------------------------------------------------------------------------------------
Total distributions                                           (0.89)              (0.23)               (0.25)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                             25.59               21.04                17.80
---------------------------------------------------------------------------------------------------------------
Total return (%)(e)                                           26.42               19.62(f)              6.10(f)
---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ($)                 32,703              12,364                  905
Ratio of expenses to average net assets (%)(g)                 1.20                1.55(h)              1.43(h)
Ratio of net investment income to average net assets
(%)(g)                                                         3.27                2.70(d)(h)           4.81(h)
Portfolio turnover rate (%)                                      28                  33(f)                53

 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Effective January 1, 2003, the Fund adopted the policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from real estate investment trusts. The effect of this change for the eight months ended August 31, 2003 was to decrease the net investment income per share by $0.05, increase net realized and unrealized gain on investments per share by $0.05 and decrease the ratio of net investment income to average net assets from 3.12% to 2.70%. Per share data and ratios for periods prior to August 31, 2003 have not been restated to reflect this change in policy.

 (e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

 (f) Not annualized.

 (g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (h) Annualized.

----
 22

FINANCIAL HIGHLIGHTS

THE FUND

                                                                YEAR ENDED         PERIOD ENDED         PERIOD ENDED
                                                                AUGUST 31,          AUGUST 31,          DECEMBER 31,
                                                                   2004              2003(A)              2002(B)
                                                                Class B             Class B              Class B
                                                                  ------               -----                -----
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                            21.03               17.82                17.01
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(c)                                          0.58                0.24(d)              0.22
  Net realized and unrealized gain on investments                   4.70                3.12(d)              0.81
--------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                    5.28                3.36                 1.03
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  From net investment income                                       (0.52)              (0.15)               (0.22)
  From net realized gains                                          (0.19)                 --                   --
--------------------------------------------------------------------------------------------------------------------
Total Distributions                                                (0.71)              (0.15)               (0.22)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                  25.60               21.03                17.82
--------------------------------------------------------------------------------------------------------------------
Total return (%)(e)                                                25.53               18.97(f)              6.09(f)
--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ($)                      11,234               4,776                1,074
Ratio of expenses to average net assets (%)(g)                      1.98                2.37(h)              2.18(h)
Ratio of net investment income to average net assets (%)(g)         2.47                1.86(d)(h)           4.06(h)
Portfolio turnover rate (%)                                           28                  33(f)                53

 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Effective January 1, 2003, the Fund adopted the policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from real estate investment trusts. The effect of this change for the eight months ended August 31, 2003 was to decrease the net investment income per share by $0.05, increase net realized and unrealized gain on investments per share by $0.05 and decrease the ratio of net investment income to average net assets from 2.28% to 1.86%. Per share data and ratios for periods prior to August 31, 2003 have not been restated to reflect this change in policy.

 (e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (f) Not annualized.

 (g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (h) Annualized.

                                                                            ----

FINANCIAL HIGHLIGHTS

THE FUND

                                                                     PERIOD ENDED
                                                                      AUGUST 31,
                                                                       2004(A)
                                                                      Class C
                                                                         -----
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                                  21.99
---------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(b)                                                0.41
  Net realized and unrealized gain on investments                         3.72
---------------------------------------------------------------------------------
Total from Investment Operations                                          4.13
---------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  From net investment income                                             (0.35)
  From net realized gains                                                (0.19)
---------------------------------------------------------------------------------
Total Distributions                                                      (0.54)
---------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                        25.58
---------------------------------------------------------------------------------
Total return (%)(c)(d)                                                   18.99
---------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ($)                             2,404
Ratio of expenses to average net assets (%)(e)(f)                         1.95
Ratio of net investment income to average net assets
(%)(e)(f)                                                                 1.93
Portfolio turnover rate (%)                                                 28

 (a) Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

 (b) Per share data was calculated using average shares outstanding during the period.

 (c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (d) Not annualized.

 (e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (f) Annualized.

----
 24

FINANCIAL HIGHLIGHTS

THE FUND

                                                                YEAR ENDED         PERIOD ENDED         PERIOD ENDED
                                                                AUGUST 31,          AUGUST 31,          DECEMBER 31,
                                                                   2004              2003(A)              2002(B)
                                                                Class D             Class D              Class D
                                                                   -----               -----                -----
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                            21.03               17.82                17.01
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(c)                                          0.65                0.27(d)              0.21
  Net realized and unrealized gain on investments                   4.63                3.10(d)              0.82
--------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                    5.28                3.37                 1.03
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  From net investment income                                       (0.53)              (0.16)               (0.22)
  From net realized gains                                          (0.19)                 --                   --
--------------------------------------------------------------------------------------------------------------------
Total Distributions                                                (0.72)              (0.16)               (0.22)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                  25.59               21.03                17.82
--------------------------------------------------------------------------------------------------------------------
Total return (%)(e)                                                25.55               18.99(f)              6.09(f)
--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ($)                       4,059               3,466                  365
Ratio of expenses to average net assets (%)(g)                      1.96                2.30(h)              2.18(h)
Ratio of net investment income to average net assets (%)(g)         2.81                2.02(d)(h)           4.06(h)
Portfolio turnover rate (%)                                           28                  33                   53

 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Effective January 1, 2003, the Fund adopted the policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from real estate investment trusts. The effect of this change for the eight months ended August 31, 2003 was to decrease the net investment income per share by $0.05, increase net realized and unrealized gain on investments per share by $0.05 and decrease the ratio of net investment income to average net assets from 2.44% to 2.02%. Per share data and ratios prior to August 31, 2003 have not been restated to reflect this change in policy.

 (e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (f) Not annualized.

 (g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (h) Annualized.

                                                                            ----

NOTES

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 26

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. These reports contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Fund's Statement of Additional Information and the Fund's website (www.columbiafunds.com) include a description of the Fund's policies with respect to disclosure of its portfolio holdings.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Real Estate Equity Fund, Inc.: 811-08256

--------------------------------------------------------------------------------

(ColumbiaFunds Logo)

Advised by Columbia Management Advisors

(C)2004 Columbia Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621
800.426.3750  www.columbiafunds.com                             173-01/774T-1204

COLUMBIA REAL ESTATE EQUITY FUND        Prospectus, January 1, 2005

CLASS Z SHARES

Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   4
Your Expenses........................................   6

YOUR ACCOUNT                                            7
---------------------------------------------------------
How to Buy Shares....................................   7
Eligible Investors...................................   8
Sales Charges........................................   8
How to Exchange Shares...............................   9
How to Sell Shares...................................   9
Fund Policy on Trading of Fund Shares................  10
Other Information About Your Account.................  11

MANAGING THE FUND                                      14
---------------------------------------------------------
Investment Advisor...................................  14
Portfolio Manager....................................  14

FINANCIAL HIGHLIGHTS                                   15
---------------------------------------------------------

Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks capital appreciation and above-average income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of companies principally engaged in the real estate industry, including real estate investment trusts (REITs).

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
A company is "principally engaged" in the real estate industry if at least 50% of its gross income or net profits are attributable to the ownership, construction, management or sale of residential, commercial or industrial real estate.

A REIT is an investment vehicle that pools investors' money for investment primarily in income producing real estate or related loans or interest in another REIT. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets and income, and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year.

REITs are generally classified as equity REITs, mortgage REITs, and hybrid REITs. An equity REIT, which invests the majority of its assets directly in real properties such as shopping centers, malls, multi-family housing and commercial properties derives its income primarily from rents and lease payments. An equity REIT can also realize capital gains by selling properties that have appreciated in value. A mortgage REIT, which invests the majority of its assets in real estate mortgages, derives its income primarily from interest payments. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs.

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as noted otherwise, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

----
 2

THE FUND

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Real estate risk means the Fund may be subject to the same types of risks associated with direct ownership of real estate, including, but not limited to:

     - Declines in property value due to general, local and regional economic conditions

     - Overbuilding and extended vacancies of properties

     - Increased property taxes

     - Casualty or condemnation losses

     - Changes in zoning laws

     - Environmental clean up costs

     - Possible lack of availability of mortgage funds

     - Changes in interest rates

If the Fund's investments are concentrated in a particular geographic region, real estate risk may be even more significant.

The Fund is subject to the risks associated with an investment in REITs. Investment in REITs carries with it many of the same risks associated with direct ownership of real estate. In addition to these risks, equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent upon management skills, may not be diversified, and are subject to heavy cash flow dependency, defaults by borrowers, and self liquidation. In addition, a REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code or fail to maintain its exemption from registration under the Investment Company Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. If a borrower or lessee defaults, a REIT may experience delays in enforcing its rights as mortgagee or lessor and may incur substantial costs associated with protection of its investments.

The mortgage REITs in which the Fund invests are subject to the following risks:

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed

                                                                            ----

THE FUND

and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

Reinvestment risk is the risk that income from the Fund's debt securities will decline if and when the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Fund's portfolio.

Inflation risk is a risk to investors who invest in fixed income instruments, such as bond or money market funds, because there is a chance that the returns on these instruments may not keep pace with inflation. Inflation represents the rising cost of goods and services over time.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each complete calendar year in the life of the Fund. They include the effects of Fund expenses.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and life of the Fund periods. They include the effects of Fund expenses.

              The Fund's returns are compared to the NAREIT Index (National Association of Real Estate Investment Trusts) is an unmanaged index that reflects performance of all publicly-traded equity REITs. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally
              managed.
             -------------------------------------------------------------------

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 4

THE FUND

CALENDAR YEAR TOTAL RETURNS (CLASS Z)

                                  (BAR CHART)

                                  16.86%     38.30%     24.74%                           28.84%      5.41%      3.12%     35.47%
                                                                   -12.33%    -2.45%
                        1994       1995       1996       1997       1998       1999       2000       2001       2002       2003


            The Fund's year-to-date total return through  For period shown in bar chart:
            September 30, 2004 (Class Z) was +13.52%.     Best quarter: 4th quarter 1996, +18.34%
                                                          Worst quarter: 3rd quarter 2002, -9.86%

After-tax returns are calculated using the historical highest individual marginal federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2003

                                                              INCEPTION                                         LIFE OF
                                                                DATE            1 YEAR          5 YEARS         THE FUND
Class Z (%)                                                    4/1/94
  Return Before Taxes                                                            35.47           13.10           13.12
  Return After Taxes on Distributions                                            33.92           11.35           11.09
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                                         23.28           10.25           10.27
------------------------------------------------------------------------------------------------------------------------
NAREIT Index (%)                                                                 37.13           14.35           11.99(1)

 (1) Performance information is from March 31, 1994.

                                                                            ----

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
UNDERSTANDING EXPENSES

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees and other administrative costs including pricing and custody services.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions
             -------------------------------------------------------------------

SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         0.00
--------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               0.00
--------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             (3)

 (2) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (3) There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

Management fee (%)                                              0.75
--------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                       0.00
--------------------------------------------------------------------
Other expenses(4) (%)                                           0.20
--------------------------------------------------------------------
Total annual fund operating expenses(4) (%)                     0.95

 (4) Restated to reflect changes in contractual rates for transfer agency and bookkeeping services effective November 1, 2003.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $97      $303      $525      $1,166

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 6

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with Columbia Funds Services, Inc. or your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of the New York Stock
                       Exchange (NYSE), usually 4:00 p.m. Eastern time. Your
                       financial advisor may charge you fees for executing the
                       purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts send a completed application and check made
(new account)          payable to the Fund and mailed to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts fill out and return the additional
(existing account)     investment stub included in your quarterly statement, or
                       send a letter of instruction including your Fund name and
                       account number with a check made payable to the Fund and
                       mailed to Columbia Funds Services, Inc., P.O. Box 8081,
                       Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class or Class A of the Fund at no
                       additional cost. There may be an additional charge if
                       exchanging from a money market fund. To exchange by
                       telephone, call 1-800-422-3737. Please see "How to Exchange
                       Shares" for more information.
-----------------------------------------------------------------------------------
By wire                You may purchase shares by wiring money from your bank
                       account to your Fund account. To wire funds to your Fund
                       account, call 1-800-422-3737 for wiring instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You can make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You can select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You can purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       fund shares of the same class at no additional cost. You
                       must have a current balance of at least $5,000 in the fund the money is coming from. Exchanges will continue so long as your fund balance is sufficient to complete the transfers.
                       You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling
                       1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.

                                                                            ----

YOUR ACCOUNT

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (CFDI) (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by CFDI;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by CFDI; and

- Any employee (or family member of an employee) of FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment

- Clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and

- Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

- Any client of Fleet National Bank or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet National Bank or the subsidiary);

- A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from CFDI or through a third party broker-dealer;

- Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan, however, each investment requires a $25 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

----
 8

YOUR ACCOUNT

             -------------------------------------------------------------------
CHOOSING A SHARE CLASS

              The Fund offers one class of shares in this prospectus -- CLASS Z.

              The Fund also offers four additional classes of shares -- CLASS A, B, C and D shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

              In general, anyone who is eligible to purchase Class Z
              shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
             -------------------------------------------------------------------

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Your Account -- Fund Policy on Trading of Fund Shares" in this Prospectus for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification number available when calling.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. Additional documents may be required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities; please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-345-6611 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                            ----

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares by exchanging from the Fund into Class Z shares or Class A shares of
                       another fund distributed by Columbia Funds Distributor, Inc.
                       at no additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period.
                       You do not need to set up this feature in advance of your
                       call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                       address below. In your letter of instruction, note the
                       Fund's name, share class, account number, and the dollar
                       value or number of shares you wish to sell. All account
                       owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution that participates in the Medallion Signature Guarantee Program for amounts
                       over $100,000 or for alternate payee or mailing
                       instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                       1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                       telephone request. Be sure to complete the appropriate
                       section of the account application for this feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares and request that the proceeds be
funds transfer         electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                       must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Directors of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

----
 10

YOUR ACCOUNT

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday). Shares not priced on days on which the NYSE is closed for holidays.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

                                                                            ----

YOUR ACCOUNT

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund declares and pays dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

----
 12

YOUR ACCOUNT

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

                                                                            ----

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Directors. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate annualized advisory fees paid to Columbia Management by the Fund amounted to 0.75% of average daily net assets of the Fund.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
DAVID W. JELLISON, CFA, a Senior Vice President of Columbia Management, is the portfolio manager responsible for implementing and maintaining the investment themes and strategies of the Fund. Mr. Jellison joined Columbia Management in 1992 and has managed the Fund since 1994. Previously, he was a Senior Research Associate for RCM Capital Management (1987-1992). Mr. Jellison received a Master of Management degree from the J.L. Kellogg Graduate School of Management at Northwestern University in 1984.

----
 14

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's Class Z financial performance for the periods indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

THE FUND

                                                                           YEAR ENDED DECEMBER 31,
                              YEAR ENDED      PERIOD ENDED
                              AUGUST 31,       AUGUST 31,
                                 2004           2003(A)          2002(B)              2001             2000             1999
                             Class Z          Class Z          Class Z            Class Z          Class Z          Class Z
                               -------          -------          -------            -------          -------          -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)          21.06            17.81            18.04              17.89            14.57            15.76
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income            0.88(c)          0.39(c)(d)       0.82(c)            0.79             0.81             0.82
 Net realized and
 unrealized gain (loss) on
 investments                      4.62             3.14(d)         (0.25)              0.15             3.32            (1.19)
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment
Operations                        5.50             3.53             0.57               0.94             4.13            (0.37)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
 From net investment
 income                          (0.77)           (0.28)           (0.71)             (0.72)           (0.75)           (0.71)
 From net realized gains         (0.19)              --            (0.09)             (0.07)           (0.06)           (0.11)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions              (0.96)           (0.28)           (0.80)             (0.79)           (0.81)           (0.82)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                25.60            21.06            17.81              18.04            17.89            14.57
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(e)              26.72            20.01(f)          3.12               5.41            28.84            (2.45)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(in thousands) $               872,924          884,747          774,646            621,590          436,764          241,716
Ratio of expenses to
average net assets (%)(g)         0.97             1.08(h)          0.94               0.95             0.96             0.99
Ratio of net investment
income to average net
assets (%)(g)                     3.78             3.09(d)(h)       5.30               4.65             5.16             5.66
Portfolio turnover rate
(%)                                 28               33(f)            53                 41               25               29

 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Effective January 1, 2003, the Fund adopted the policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the eight months ended August 31, 2003 was to decrease the net investment income per share by $0.05, increase net realized and unrealized gain on investments per share by $0.05 and decrease the ratio of net investment income to average net assets from 3.51% to 3.09%. Per share data and ratios for periods prior to August 31, 2003 have not been restated to, reflect this change in policy.

 (e) Total return at net asset value assuming all distributions reinvested.

 (f) Not annualized.

 (g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (h) Annualized.

                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. These reports contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Fund's Statement of Additional Information and the Fund's website (www.columbiafunds.com) include a description of the Fund's policies with respect to disclosure of its portfolio holdings.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Real Estate Equity Fund, Inc.: 811-08256

--------------------------------------------------------------------------------

(ColumbiaFunds Logo)

Advised by Columbia Management Advisors

(C)2004 Columbia Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621
800.426.3750  www.columbiafunds.com                             173-01/775T-1204

                     COLUMBIA INTERNATIONAL STOCK FUND, INC.
                       COLUMBIA MID CAP GROWTH FUND, INC.
                      COLUMBIA SMALL CAP GROWTH FUND, INC.
                     COLUMBIA REAL ESTATE EQUITY FUND, INC.
                         COLUMBIA TECHNOLOGY FUND, INC.
                     COLUMBIA STRATEGIC INVESTOR FUND, INC.
                          COLUMBIA BALANCED FUND, INC.
                    COLUMBIA OREGON MUNICIPAL BOND FUND, INC.
                         COLUMBIA HIGH YIELD FUND, INC.
                       A SERIES OF COLUMBIA FUNDS TRUST I
                       STATEMENT OF ADDITIONAL INFORMATION
                                __________, 2005

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of each of the following 9 mutual funds: Columbia International Stock Fund, Inc. (the "International Stock Fund" or "CISF"), Columbia Mid Cap Growth Fund, Inc. formerly Columbia Special Fund, Inc. (the "Mid Cap Growth Fund" or "CMCG"), Columbia Small Cap Growth Fund, Inc. formerly Columbia Small Cap Fund, Inc. (the "Small Cap Growth Fund" or "CSCG"), Columbia Real Estate Equity Fund, Inc. (the "Real Estate Fund" or "CREF"), Columbia Technology Fund, Inc. (the "Technology Fund" or "CTF"), Columbia Strategic Investor Fund, Inc. formerly Columbia Strategic Value Fund, Inc. (the "Strategic Investor Fund" or "CSIF"), Columbia Balanced Fund, Inc. (the "Balanced Fund" or "CBF"), Columbia Oregon Municipal Bond Fund, Inc. (the "Oregon Municipal Bond Fund" or "CMBF"), and Columbia High Yield Fund, Inc. (the "High Yield Fund" or "CHYF") (each a "Fund" and together the "Funds"). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Fund dated ____________, 2005. This SAI should be read together with each Fund's Prospectus, and the most recent Annual Report dated August 31, 2005 and Semiannual Report dated February 28, 2005. Investors may obtain a free copy of each Fund's Prospectus and Annual Report and Semiannual Report from Columbia Management Distributors, Inc. (CMD), One Financial Center, Boston, MA 02111-2621 or by calling 1-800-426-3750. The financial statements and Report of the Independent Registered Public Accounting Firm appearing in the Predecessor Fund's August 31, 2005 Annual Report and the financial statements appearing in each Fund's February 28, 2005 Semiannual Report are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by CMD generally and additional information about certain securities and investment techniques described in each Fund's Prospectuses.

TABLE OF CONTENTS

        PART 1                                                                                       PAGE
DEFINITIONS............................................................................................b
ORGANIZATION AND HISTORY...............................................................................b
INVESTMENT GOALS AND POLICIES..........................................................................b
FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES....................................................b
PORTFOLIO TURNOVER.....................................................................................d
FUND CHARGES AND EXPENSES..............................................................................d
PORTFOLIO MANAGERS.....................................................................................l
CUSTODIAN OF THE FUND.................................................................................gg
INDEPENDENT REGISTERED PULIC ACCOUNTING FIRM..........................................................gg


                                     PART 1
                     COLUMBIA INTERNATIONAL STOCK FUND, INC.
                       COLUMBIA MID CAP GROWTH FUND, INC.
                      COLUMBIA SMALL CAP GROWTH FUND, INC.
                     COLUMBIA REAL ESTATE EQUITY FUND, INC.
                         COLUMBIA TECHNOLOGY FUND, INC.
                     COLUMBIA STRATEGIC INVESTOR FUND, INC.
                          COLUMBIA BALANCED FUND, INC.
                    COLUMBIA OREGON MUNICIPAL BOND FUND, INC.
                         COLUMBIA HIGH YIELD FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION
                               _____________, 2005

DEFINITIONS

      "Trust"           Columbia Funds Trust I
      "CISF"            Columbia International Stock Fund
      "CMCG"            Columbia Mid Cap Growth Fund, Inc.
      "CSCG"            Columbia Small Cap Growth Fund, Inc.
      "CREF"            Columbia Real Estate Equity Fund, Inc.
      "CTF"             Columbia Technology Fund, Inc.
      "CSIF"            Columbia Strategic Investor Fund, Inc.
      "CBF"             Columbia Balanced Fund, Inc.
      "CMBF"            Columbia Oregon Municipal Bond Fund, Inc.
      "CHYF"            Columbia High Yield Fund, Inc.
      "Advisor"         Columbia Management Advisors, Inc., each Fund's
                        investment advisor
      "CMD"             Columbia Management Distributors, Inc. each Fund's
                        distributor
      "CMS"             Columbia Management Services, Inc., each Fund's
                        shareholder services and transfer agent

ORGANIZATION AND HISTORY
Each Fund, other than the Oregon Municipal Bond Fund and the Columbia Technology Fund, is an open-end management diversified investment company. The Oregon Municipal Bond Fund and the Columbia Technology Fund are "non-diversified," which means that they may invest a greater percentage of their assets in the securities of a single issuer than the other Funds. The Funds, except the International Stock Fund, are organized as Oregon corporations. The International Stock Fund is expected to commence investment operations as a series of the Trust on October 7, 2005. Prior to October 7, 2005 (the "Fund Reorganization Date"), the Fund was organized as an Oregon corporation (the "Predecessor Fund") that commenced investment operations in 1992. The information provided for The International Stock Fund in this SAI for periods prior to the Fund Reorganization Date relates to the Predecessor Fund.


[INVESTMENT GOALS AND POLICIES
Each Prospectus describes the investment goal and investment strategies and risks of each Fund to which it pertains. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Funds. Part 2 contains, among other things additional information about the following securities and investment techniques that may be utilized by the Funds, unless otherwise noted, subject to any restrictions described in Part 1 of this SAI:

      Custody Receipts and Trust Certificates (the Asset Allocation Fund only) Short-Term Trading
      Small Companies (the Small Cap and Small Company Funds only)
      Common Stock, Preferred Stock and Warrants
      Foreign Securities
      Other Investment Companies
      Money Market Instruments
      Securities Loans


                                       b

      Forward Commitments
              *When-Issued" Securities (the Large Cap Core, Dividend,
               International and Small Cap Funds only)
              *Delayed Delivery* Securities (the Large Cap Core, Dividend and
               small Cap Funds only)
      Mortgage Dollar Rolls (the Asset Allocation Fund only)
      REITs
      Mortgage-Backed Securities (the Asset Allocation Fund only)
      Non-Agency Mortgage-Backed Securities (the Asset Allocation Fund only) Asset-Backed Securities (the Asset Allocation Fund only)
      Repurchase Agreements
      Reverse Repurchase Agreements
      Options on Securities
      Futures Contracts and Related Options
      Swap Agreements (Swaps, Caps, Collars and Floors)
      Foreign Currency Transactions
      Rule 144A Securities
      Variable and Floating Rate Obligations
      Convertible Securities
      Yankee Obligations
      American, European, Continental and Global Depositary Receipts
              (except that only the Large Cap Core, International, Small Cap and Dividend Funds may invest in GDRs)

Except as indicated below under "Fundamental and Non-Fundamental Investment Policies," the Funds' investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.]

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940, as amended (1940 Act), provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

Each Fund may not, as a matter of fundamental policy:

1. Underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.

2. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

3. Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. With the exception of the Real Estate Fund, which will invest at least 65% of the value of its total assets in securities of companies principally engaged in the real estate industry, purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental

                                       c
         investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

7. With the exception of the Oregon Municipal Bond Fund and the Columbia Technology Fund, purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

NON-FUNDAMENTAL INVESTMENT POLICIES
The following non-fundamental investment policies may be changed without shareholder approval:

(1) The Funds, except the Oregon Municipal Bond Fund, may not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

(2) Under normal market conditions, no more than 25% of International Stock Fund's assets may be committed to the consummation of currency exchange contracts.

(3) The Mid Cap Growth Fund may not invest less than 80% of its assets in the stocks of mid-cap companies (those stocks with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Mid Cap Index), except when the Fund is taking a temporary defensive position due to a determination by the Fund's Advisor that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities.

(4) The Small Cap Growth Fund may not invest less than 80% of its assets in the stocks of small-cap companies (those stocks with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the S&P SmallCap 600 Index), except when the Fund is taking a temporary defensive position due to a determination by the Fund's Advisor that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the 1940 Act's diversification requirement, an issuer is the entity whose revenues support the security.

PORTFOLIO TURNOVER
Portfolio turnover is included in each Fund's Prospectuses under "Financial Highlights." The Funds may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with the Fund's investment goal. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover may cause Funds to realize capital gains which, if realized and distributed by Funds, may be taxable to shareholders as ordinary income. High portfolio turnover in each of the Fund's portfolio may result in correspondingly greater brokerage commissions and other transaction costs, which would be borne directly by the Funds.

FUND CHARGES AND EXPENSES
Information regarding the advisory fee payable to the Advisor including any waivers or offsets applicable to such Fund is set forth in the prospectus for each Fund.

Effective February 9, 2005, pursuant to an amendment to the Investment Management Agreement with the Advisor, the advisory fee for the following Funds is calculated as a percentage of net assets that declines as net assets increase and is as follows:

                                       d


      International Stock Fund               0.870% of the Fund's first $500 million of net assets;
                                             0.820% of next $500 million of net assets;
                                             0.770% of next $500 million of net assets;
                                             0.720% of next $1.5 billion of net assets;
                                             0.700% of next $3 billion of net assets; and
                                             0.680% of net assets in excess of $6 billion.

      Mid Cap Growth Fund                    0.820% of the Fund's first $500 million of net assets;
                                             0.750% of next $500 million of net assets;
                                             0.720% of next $500 million of net assets; and
                                             0.670% of net assets in excess of $1.5 billion.

      Small Cap Growth Fund                  0.870% of the Fund's first $500 million of net assets;
                                             0.820% of next $500 million of net assets; and
                                             0.770% of net assets in excess of $1 billion.

      Technology Fund                        0.870% of the Fund's first $500 million of net assets;
                                             0.820% of next $500 million of net assets; and
                                             0.770% of net assets in excess of $1 billion.

      High Yield Fund                        0.600% of the Fund's first $500 million of net assets;
                                             0.550% of next $500 million of net assets;
                                             0.520% of next $500 million of net assets; and
                                             0.490% of net assets in excess of $1.5 billion.

Previously, the Advisor had, with respect to the period from November 1, 2004 to February 9, 2005, waived a portion of its fees, so that it retained fees at the rates shown above.

Prior to November 1, 2004, the advisory fee for the following Funds was calculated as a percentage of net assets that declined as net assets increased and was as follows:

   International Stock Fund                  1.000% of the Fund's first $200 million of net assets;
                                             1.000% of the next $300 million of net assets;
                                             0.950% of the next $500 million of net assets; and
                                             0.900% of net assets in excess of $1 billion.

   Mid Cap Growth Fund                       1.000% of the Fund's first $200 million of net assets;
                                             1.000% of the Fund's next $300 million of net assets
                                             0.750% of the next $500 million of net assets; and
                                             0.750% of net assets in excess of $1 billion.

Additionally, the Advisor had voluntarily agreed to waive a portion of its investment advisory fee for the International Stock Fund at an annual rate of 0.10% of the average daily net assets for the period September 1, 2004 through October 31, 2004. The annualized effective rate of this waiver is 0.03%.

Columbia Management Services, Inc. ("CMS") acts as transfer agent and dividend crediting agent for each Fund. Its address is P.O. Box 1722, Boston, Massachusetts 02105-1722. CMS has retained the services of Boston Financial Data Services to assist it in performing its transfer agent functions. It records and disburses dividends for the Funds. Each Fund pays the transfer agent an annual charge per open account as follows:

         Equity Funds               $28.00
         Fixed Income Funds         $34.00
         Money Market Funds         $33.50

Each Fund will also pay for certain reimbursable out-of-pocket expenses as set forth in the agreement. There is no minimum aggregate fee payable by any Fund to CMS for transfer agent services. For certain classes of certain Funds, CMS has agreed to waive transfer agency fees in amounts and for periods more fully described in the relevant prospectus.



                                       e

Columbia Management Distributor, Inc. fka Liberty Funds Distributor, Inc. ("CMD"), a registered securities broker and a member of the National Association of Securities Dealers, Inc., whose address is One Financial Center Boston, MA 02111-2621, is the principal underwriter for the Funds, and is authorized under a distribution agreement with each Fund to sell shares of the Fund. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized financial services firms ("FSFs") or investors.

The Advisor, CMD and CMS are wholly owned subsidiaries of Columbia Management Group, Inc., which is an indirect wholly owned subsidiary of Bank of America Financial Corporation ("Bank of America"). Bank of America and its affiliates provide a wide range of banking, financial, and investment products and services to individuals and businesses. Their principal activities include customer and commercial banking, mortgage lending and servicing, trust administration, investment management, retirement plan services, brokerage and clearing services, securities underwriting, private and corporate financing and advisory activities, and insurance services.

RECENT FEES PAID TO THE ADVISOR, ADMINISTRATOR, CMD AND CMS
Advisory fees paid by each of the Funds for each of the last three fiscal years were as follows:

        FUND                                      2005           2004          2003*
        ----                                     ------      -----------   -----------
        International Stock Fund                  [$ }       $ 4,953,878   $ 1,398,948
        Mid Cap Growth Fund                       [$ }       $ 8,813,801   $ 5,318,563
        Small Cap Growth Fund                     [$ }       $ 7,019,787   $ 3,458,104
        Real Estate Fund                          [$ }       $ 7,214,201   $ 4,042,456
        Technology Fund                           [$ }       $   361,947   $    79,533
        Strategic Investor Fund                   [$ }       $ 2,576,915   $ 1,276,121
        Balanced Fund                             [$ }       $ 3,002,434   $ 2,135,099
        Oregon Municipal Bond Fund                [$ }       $ 2,338,697   $ 1,719,382
        High Yield Fund                           [$ }       $10,523,463   $ 4,977,940

        *The Funds changed their fiscal year end from December 31 to August 31 in 2003. Information provided is for the eight-month period ended August 31, 2003.

A portion of the Advisor's fees are used to pay financial intermediaries for services they provide to investors who invest in the Funds through such financial intermediary. For the fiscal year ended August 31, 2005, the fiscal period ended August 31, 2004 and the fiscal year ended December 31, 2003, the Advisor and its affiliates paid $_________, $6,264,897, and $2,206,111 respectively, to financial intermediaries on behalf of the Funds.

The Funds' 12b-1 Plan monthly service and distribution fees paid to CMD for the period ended August 31, 2005 were (Class C shares were not available until October 13, 2003):

                                              SERVICE FEE                                         DISTRIBUTION FEE
                                              -----------                                         ----------------
                            CLASS A   CLASS B   CLASS C   CLASS D   CLASS G   CLASS T    CLASS B    CLASS C    CLASS D    CLASS G
                            -------   -------   -------   -------   -------   -------    -------    -------    -------    -------
International Stock Fund     $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Mid Cap Growth Fund          $[ ]      $[ ]      $[ ]      $[ ]      $[ ]       $[ ]      $[ ]       $[ ]       $[ ]       $[ ]
Real Estate Equity Fund      $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Technology Fund              $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Strategic Investor Fund      $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Balanced Fund                $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Oregon Municipal Bond Fund   $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
High Yield Fund              $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --

The transfer agent fees paid to CMS for the fiscal year ended August 31, 2005 under each transfer agent agreement were $_______ for the International Stock Fund, $_________ for the Mid Cap Growth Fund, $_______ for the Small Cap Growth Fund, $_________ for the Real Estate Fund, $_______ for the Technology Fund, $_______ for the Strategic Investor Fund, $_________ for the Balanced Fund, $_______ for the Oregon Municipal Bond Fund and $_________ for the High Yield Fund. The transfer agent fees paid by the International Stock Fund, Mid Cap Growth Fund and Strategic Investor Fund are net of transfer agent fees waived by CMD.

The Advisor performs certain administrative services for the Funds pursuant to a Pricing, Bookkeeping and Fund Administration Agreement (the "Agreement"). Under the terms of the Agreement, the Advisor (a) provides fund accounting and financial reporting oversight of State Street Bank and Trust, who provides the daily fund accounting and financial reporting services; (b)


                                       f
maintains and preserves in a secure manner the accounting records of the Funds;
(c) provides fund administration, including daily prospectus, investment restrictions and 1940 Act compliance review, tax and distribution management, expense budgeting, performance reporting and statistical analysis, and board reporting; and (d) provides disaster planning. For the services rendered by the Advisor, each Fund has agreed to pay a minimum of $25,000 plus two basis points for fund accounting and $19,965 for financial reporting, with a maximum combined fee of $150,000. The Advisor will also be compensated for certain out-of-pocket expenses. The amount paid under this agreement to each of the Funds is set forth in the Funds' Annual Report, which is incorporated by reference into this Statement of Additional Information.

BROKERAGE COMMISSIONS

Total brokerage commissions paid (agency only) by each of the respective Funds for each of the last three fiscal years were:



FUND                                      2005          2004           2003*
----                                     ------      ----------      ----------
Common Stock Fund                         [$ ]       $2,038,302      $1,511,696
Growth Fund                               [$ ]       $3,656,405      $3,916,262
Mid Cap Growth Fund                       [$ ]       $4,568,079      $2,792,191
Small Cap Growth Fund                     [$ ]       $4,182,561      $2,274,813
Real Estate Fund                          [$ ]       $1,006,065      $1,359,961
Balanced Fund                             [$ ]       $1,984,251      $1,432,505
Technology Fund                           [$ ]       $1,103,735      $528,962
Strategic Investor Fund                   [$ ]       $1,457,139      $950,489
International Stock Fund                  [$ ]       $2,219,092      $576,027

         *The Funds changed their fiscal year end from December 31 to August 31 in 2003. Information provided is for the eight-month period ended August 31, 2003.

No agency brokerage commissions were paid by the Fixed Income Securities Fund, High Yield Fund, International Stock Fund, or the Oregon Municipal Bond Fund during the last three years. Of the commissions paid in 2005, the Mid Cap Growth Fund paid $_______, the Small Cap Growth Fund paid $_______, the Balanced Fund paid $_______, the Real Estate Fund paid $______, the Strategic Investor Fund paid $_______, and the Technology Fund paid $______ to acquire third-party research or products.

         At August 31, 2005, the Funds held securities of their regular brokers or dealers as set forth below:



FUND                                        BROKER/DEALER                                  VALUE
----                                        -------------                                  -----
INTERNATIONAL STOCK FUND                    AXA                                            [$          3,828,704 ]
                                            CREDIT SUISSE GROUP                            [$          2,393,572 ]
MID CAP GROWTH FUND                         E*Trade Group Inc                              [$          5,478,878 ]
SMALL CAP GROWTH FUND                       AFFILIATED MANAGERS GROUP                      [$          7,705,265 ]
REAL ESTATE EQUITY FUND                     NONE
TECHNOLOGY FUND                             NONE
STRATEGIC INVESTOR FUND                     JP MORGAN CHASE & CO                           [$          5,153,316 ]
                                            CITIGROUP INC                                  [$          3,027,700 ]
                                            MORGAN STANLEY                                 [$          2,536,500 ]
                                            PIPER JAFFRAY                                  [$          1,502,035 ]
                                            NOMURA HOLDINGS INC- ADR                       [$          1,388,000 ]
                                            MARSH & MCLENNAN CO INC                        [$          1,228,975 ]
                                            NIKKO CORDIAL CORP.                            [$            679,682 ]
BALANCED FUND                               CITIGROUP INC                                  [$          9,091,438 ]
                                            JP MORGAN CHASE & CO                           [$          8,980,658 ]
                                            MORGAN STANLEY                                 [$          6,274,903 ]
                                            MARSH & MCLENNAN CO INC                        [$          2,641,179 ]
                                            WACHOVIA CORP                                  [$          1,802,624 ]
                                            EDWARDS (A.G.)                                 [$          1,645,094 ]

                                       g

FUND                                        BROKER/DEALER                                  VALUE
----                                        -------------                                  -----
                                            E*TRADE GROUP INC.                             [$          1,255,748 ]
                                            MERRILL LYNCH & CO INC                         [$          1,011,960 ]
                                            LEHMAN BROTHERS HOLDINGS                       [$            812,800 ]
                                            GOLDMAN SACHS                                  [$            746,609 ]
OREGON MUNICIPAL BOND FUND                  NONE
COLUMBIA HIGH YIELD FUND                    NONE


Provided each Fund's Board of Directors is satisfied that the Fund is receiving the most favorable price and execution available, the Advisor may consider the sale of the Fund's shares as a factor in the selection of brokerage firms to execute its portfolio transactions. The placement of portfolio transactions with brokerage firms who sell shares of a Fund is subject to rules adopted by the National Association of Securities Dealers, Inc. The Advisor may use research services provided by and allocate purchase and sale orders for portfolio securities to certain financial institutions, including, to the extent permitted by law or order of the SEC, financial institutions that are affiliated with the Advisor, if the Advisor believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. During the years listed, the Funds periodically used Robertson Stephens and Fleet Institutional Trading, affiliated broker-dealers of the Advisor that were disbanded in 2004, to execute purchase and sale orders. During 2004 [and 2005], the Funds periodically used W.R. Hambrecht, an affiliated broker-dealer of the Advisor to execute purchase and sale orders.

The aggregate dollar amount of brokerage commissions paid to Robertson Stephens for the fiscal years 2002, 2003, and 2004 is as follows:

FUND                          2004           2003*         2002
----                        --------       --------      --------
Small Cap Growth Fund       $      0       $      0      $      0
Balanced Fund               $      0       $      0      $  9,330
Mid Cap Growth Fund         $      0       $      0      $      0
Growth Fund                 $      0       $      0      $  3,460
Real Estate Equity Fund     $      0       $      0      $      0
Strategic Investor Fund     $      0       $      0      $ 11,510
Common Stock Fund           $      0       $      0      $  2,020

         The aggregate dollar amount of brokerage commissions paid to Fleet Institutional Trading for fiscal years 2003 and 2004 is as follows:

FUND                          2004           2003*
----                        --------       --------
Balanced Fund               $              $      0
Strategic Investor Fund     $  5,125       $ 34,125
Common Stock Fund           $      0       $      0

*The Funds changed their fiscal year end from December 31 to August 31 in 2003.
     Information provided for 2003 is for the eight-month period ended August 31, 2003.

The aggregate dollar amount of brokerage commissions paid to W.R. Hambrecht for the fiscal years 2005 and 2004 are as follows:

FUND                             2005        2004
----                           -------     -------
Small Cap Growth Fund                      $1,365
Mid Cap Growth Fund                        $9,785
Growth Fund                                $25,250
Strategic Investor Fund                    $1,500


TRUSTEES AND TRUSTEES' FEES

Fund Complex consists of the following funds:

The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia


                                       h

Funds Trust VII, the series of Liberty Variable Investment Trust and 8 closed-end or interval management investment company portfolios (the "Liberty Funds").

The series of Columbia Funds Trust VIII, the series of Columbia Funds Trust IX, the series of Columbia Funds Trust XI and the series of SteinRoe Variable Investment Trust (the "Stein Roe Funds").

Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (the "All-Star Funds").

Columbia Management Multi-Strategy Hedge Fund, LLC.

Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust (the "Columbia Funds").

The series of The Galaxy Funds (the "Galaxy Funds").

The series of Columbia Acorn Trust and the series of Wanger Advisors Trust (the "Acorn Funds" and "WAT Funds," respectively).

The Advisor or its affiliates pay the compensation of all the officers of the funds in the Fund Complex advised by the Advisor, including the Trustees who are affiliated with the Advisor. For the fiscal year ended August 31, 2005 and the calendar year ended December 31, 2004, the Trustees received the following compensation for serving as Trustees:

                                                   Aggregate      Total Compensation from
                                Pension or        Compensation       the Columbia Fund
                                Retirement       from the Fund      Complex Paid to the
                             Benefits Accrued    for the Fiscal       Trustees for the
                             as Part of Fund       Year ended       Calendar Year Ended
         Trustee               Expenses (b)     August 31, 2005    December 31, 2004 (a)
         -------               ------------     ---------------    ---------------------
Douglas A. Hacker                  [ ]                [ ]                  115,500
Janet Langford Kelly               [ ]                [ ]                  101,500
Richard W. Lowry                   [ ]                [ ]                  128,150
William E. Mayer                   [ ]                [ ]                  133,150
Charles R. Nelson                  [ ]                [ ]                  155,073
John J. Neuhauser                  [ ]                [ ]                  143,568
Patrick J. Simpson(c)              [ ]                [ ]                   64,234
Thomas Stitzel                     [ ]                [ ]                  103,500
Thomas C. Theobald(d)              [ ]                [ ]                  110,250
Anne-Lee Verville(e)               [ ]                [ ]                  128,250
Richard L. Woolworth               [ ]                [ ]                   64,234

(a) As of December 31, 2004, the Fund Complex consisted of 127 open-end and 11 closed-end management investment company portfolios.

(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(c) During the fiscal year ended August 31, 2005, and the calendar year ended December 31, 2004, Mr. Simpson deferred $_____, $_____, $_____, $_____,
     $_____, $___, $_____ and $___ of his compensation from the Balanced Fund, Mid Cap Growth Fund, Small Cap Growth Fund, International Stock Fund, Real Estate Equity Fund, Technology Fund, High Yield Fund and Oregon Municipal Bond Fund, respectively, and $_______ of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Simpson's account under that plan was $_______.

(d) During the fiscal year ended August 31, 2005, and the calendar year ended December 31, 2004, Mr. Theobald deferred $_____, $_____, $_____, $_____,
     $_____, $___, $_____ and $___ of his compensation from the Balanced Fund, Mid Cap Growth Fund, Small Cap Growth Fund, International Stock Fund, Real Estate Equity Fund, Technology Fund, High Yield

     Fund and Oregon Municipal Bond Fund, respectively, and $_______ of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Theobald's account under that plan was $_______.

(e) During the fiscal year ended August 31, 2005, and the calendar year ended December 31, 2004, Ms. Verville deferred $_____, $_____, $_____, $_____,
     $_____, $___, $_____ and $___ of his compensation from the Balanced Fund, Mid Cap Growth Fund, Small Cap Growth Fund, International Stock Fund, Real Estate Equity Fund, Technology Fund, High Yield Fund and Oregon Municipal Bond Fund, respectively, and $_______ of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Verville's account under that plan was $_______.

ROLE OF THE BOARD OF TRUSTEES

The Trustees of the Funds are responsible for the overall management and supervision of the Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with service providers for the Fund and review the Fund's performance. The Trustees have created several committees to perform specific functions for the Fund. Mr. Theobald was elected Chairman of the Board of Trustees of the Trust (the "Board") effective December 2003.

AUDIT COMMITTEE

Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Funds and certain service providers. For the fiscal year ended August 31, 2005, the Audit Committee convened _________ times.

GOVERNANCE COMMITTEE

Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Fund. For the fiscal year ended August 31, 2005, the Governance Committee convened ______ times.

ADVISORY FEES & EXPENSES COMMITTEE

Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of the Board. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. For the fiscal year ended August 31, 2005, the Advisory Fees & Expenses Committee convened ______ times.

COMPLIANCE COMMITTEE

Ms. Kelly, Messrs. Nelson, Simpson and Stitzel and Ms. Verville are members of the Compliance Committee of the Board. Prior to May 10, 2005, Ms. Kelly, Messrs. Nelson and Simpson and Ms. Verville were members of the Compliance Committee of the Board. Prior to August 10, 2004, Ms. Kelly, Mr. Nelson and Ms. Verville were members of the Compliance Committee of the Board of Trustees of the Funds. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Trust. The Committee supervises legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Trust's investment adviser, principal underwriter and transfer agent. For the fiscal year ended August 31, 2005, the Compliance Committee convened _____ times.


                                       j

INVESTMENT OVERSIGHT COMMITTEES

Beginning in 2004, each Trustee of the Funds also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of Columbia funds and gives particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Fund Complex which they review:

         IOC #1:                     Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing funds in the following asset categories: Large Growth Diversified, Large Growth
                                     Concentrated, Small Growth, Outside Managed (i.e., sub-advised) and Municipal.

         IOC #2:                     Messrs. Hacker and Ms. Verville are responsible for reviewing funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed
                                     Income - Multi Sector, Fixed Income - Core and Young Investor.

         IOC#3:                      Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Large Value, Mid Cap Value, Small Value,
                                     Asset Allocation, High Yield and Money Market.

         IOC#4:                      Messrs. Nelson, Simpson and Woolworth are responsible for reviewing funds in the following asset categories: Large/Multi-Cap Blend, Mid Cap Growth, Small
                                     Growth, Asset Allocation, Specialty Equity and Taxable Fixed Income.

SHARE OWNERSHIP

The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004 (i) in the Fund and (ii) in the Funds in the Columbia Funds Complex.

                                                               Aggregate Dollar Range of
                                                              Equity Securities Owned in
                                  Dollar Range of                All Funds Overseen by
                            Equity Securities Owned in         Trustee in Columbia Funds
    Name of Trustee                  the Fund                           Complex
    ---------------                  --------                           -------
DISINTERESTED TRUSTEES
Douglas A. Hacker                      $[ ]                          Over $100,000
Janet Langford Kelly                   $[ ]                          Over $100,000
Richard W. Lowry                       $[ ]                          Over $100,000
Charles R. Nelson                      $[ ]                          Over $100,000
John J. Neuhauser                      $[ ]                          Over $100,000
Patrick J. Simpson                     $[ ]                          Over $100,000
Thomas E. Stitzel                      $[ ]                          Over $100,000
Thomas C. Theobald                     $[ ]                          Over $100,000
Anne-Lee Verville (a)                  $[ ]                          Over $100,000
Richard L. Woolworth                   $[ ]                          Over $100,000

INTERESTED TRUSTEES
William E. Mayer                       $[ ]                        $50,001 - $100,000

(a) Ms. Verville has elected to deter her compensation as a Trustee under the deferred compensation plan for Independent Trustees of the Fund Complex. The value of her deferred compensation is determined as if the amounts had been

                                       k
      invested, as of the date of deferral, in shares of one or more funds in the complex as specified by her. At December 31, 2004 the value of her deferred compensation account exceeded $100,000.

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Fund's portfolio managers managed as of May 31, 2005.


                        OTHER SEC-REGISTERED
PORTFOLIO MANAGER       OPEN-END AND CLOSED-END
                        FUNDS                        OTHER POOLED INVESTMENT
                                                     VEHICLES                     OTHER ACCOUNTS
----------------------- ------------ --------------- ------------ --------------- ------------ --------------
                        Number of    Assets          Number of    Assets          Number of    Assets
                        accounts                     accounts                     accounts
----------------------- ------------ --------------- ------------ --------------- ------------ --------------
Name[*]
----------------------- ------------ --------------- ------------ --------------- ------------ --------------
Name
----------------------- ------------ --------------- ------------ --------------- ------------ --------------
Name
----------------------- ------------ --------------- ------------ --------------- ------------ --------------

[* Information for Mr./Ms. [    ], who began managing the Predecessor Fund
after its fiscal year end, is as of [recent practicable date].]

See "Management -- Portfolio Transactions -- Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how the Adviser addresses potential conflicts of interest resulting from an individual's management of more than one account.

OWNERSHIP OF SECURITIES

The table below shows the dollar ranges of shares of the Predecessor Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio managers listed above at the end of the Predecessor Fund's most recent fiscal year:

Portfolio Manager                                       Dollar Range of Equity Securities  in the Fund
                                                        Beneficially Owned
------------------------------------------------------- -----------------------------------------------------
Name[*]
------------------------------------------------------- -----------------------------------------------------

[* Information for Mr./Ms. [    ], who began managing the Fund after its most
recent fiscal year end, is as of [recent practicable date].]

COMPENSATION

As of the Predecessor Fund's most recent fiscal year end, the portfolio managers received all of their compensation from the Adviser and its parent company, Columbia Management Group, in the form of salary, bonus, stock options and restricted stock. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmark[s] noted below, emphasizing the manager's three- and five-year performance. The Adviser may also consider the portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall business performance.

                                       l

PORTFOLIO MANAGER                                       PERFORMANCE BENCHMARK

------------------------------------------------------- -----------------------------------------------------
[Name of Portfolio Manager]                             [Benchmark]


The size of the overall bonus pool each year is determined by Columbia
    Management Group and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser's profitability for the year, which is influenced by assets under management.

OWNERSHIP OF THE FUND
As of record on November 30, 2004, the officers and Trustees of the Trust as a group owned less than 1% of the then outstanding of each of Class A, Class B, Class C and Class Z shares of each Fund.

As of record on November 30, 2004, the following shareholders of record owned 5% or more of one or more of each class of each Fund's then outstanding shares:

BALANCED FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FRANCES A MCCONNELL                                                                 5.08
                     11866 GIRDLED RD
                     CONCORD OH  44077-8805


BALANCED FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     J J B HILLIARD W L LYONS INC                                                       26.85
                     DWIGHT P PLOWMAN
                     501 S 4TH ST
                     LOUISVILLE KY  40202-2520

                     LI MEI FENG                                                                        12.55
                     50 NOVA DR
                     PIEDMONT CA  94610-1038

                     FIRST CLEARING, LLC                                                                 6.54
                     DORIS R KORNEGAY &
                     JOE ISAAC
                     9563 BROKEN OAK BLVD
                     JACKSONVILLE FL  32257-8806

                     DEL GIORGIO FAMILY TRUST                                                            5.30
                     340 OLD MILL RD SPC 63
                     SANTA BARBARA CA  93110-3725




                                       m

BALANCED FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     LEGG MASON WOOD WALKER INC                                                         25.89
                     PO BOX 1476
                     BALTIMORE MD  21203-1476

                     UBS FINANCIAL SERVICES INC. FBO                                                    15.69
                     ROBERT BREIDENBAUGH
                     CAROLYN BREIDENBAUGH
                     369 E. CHURCH STREET
                     ELMHURST IL  60126-3602

                     JOHN WIST &                                                                        11.22
                     GLADYS WIST
                     12111 FAITH LN
                     BOWIE MD  20715-2302

                     FISERV SECURITIES INC                                                               9.36
                     ONE COMMERCE SQUARE
                     2005 MARKET STREET SUITE 1200
                     PHILADELPHIA PA  19103-7008

                     CITIGROUP GLOBAL MARKETS, INC                                                       8.40
                     333 W 34TH ST
                     NEW YORK NY  10001-2402

HIGH YIELD FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            40.97
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     FTC & CO                                                                            5.95
                     PO BOX 173736
                     DENVER CO  80217-3736

HIGH YIELD FUND-B
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CITIGROUP GLOBAL MARKETS, INC.                                                      7.40
                     333 W 34TH ST
                     NEW YORK NY  10001-2402


                                       n

HIGH YIELD FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                23.96
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 3
                     JACKSONVILLE FL  32246-6484

HIGH YIELD FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                11.84
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

                     CITIGROUP GLOBAL MARKETS, INC.                                                      9.27
                     333 W 34TH ST
                     NEW YORK NY  10001-2402

HIGH YIELD FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FLEET NATIONAL BANK 5                                                              36.50
                     FBO CMC OMNIBUS C/C
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

                     CHARLES SCHWAB & CO INC                                                            17.86
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     FLEET NATIONAL BANK                                                                 9.65
                     FBO CMC OMNIBUS C/R
                     PO BOX 92800
                     ROCHESTER NY  14692-8900



                                       o

INTERNATIONAL STOCK FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     NFSC                                                                               25.23
                     KEDAR FAMILY TRUST
                     27862 VIA CORITA WAY
                     LOS ALTOS CA  94022-3230

                     A G EDWARDS & SONS INC FBO                                                          7.22
                     SHAKUNTLA D MILLER
                     1 N JEFFERSON AVE
                     SAINT LOUIS MO  63103-2205

                     PERSHING LLC                                                                        5.29
                     PO BOX 2052
                     JERSEY CITY NJ  07303-2052

INTERNATIONAL STOCK FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FISERV SECURITIES INC                                                               5.14
                     ONE COMMERCE SQUARE
                     2005 MARKET STREET SUITE 1200
                     PHILADELPHIA PA  19103-7008

                     GREG KOYLE                                                                          5.03
                     ESNET MANAGEMENT GROUP LLC
                     R D THOMPSON
                     1024 RIVER HAVEN CIRCLE
                     OREM UT  84097-6680

INTERNATIONAL STOCK FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FLEET NATIONAL BANK                                                                56.62
                     FBO CMC OMNIBUS C/C
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

                     FLEET NATIONAL BANK                                                                12.54
                     FBO CMC OMNIBUS C/R
                     PO BOX 92800
                     ROCHESTER NY  14692-8900


                                       p

MID CAP GROWTH FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            14.55
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

MID CAP GROWTH FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                12.36
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

                     RAYMOND JAMES & ASSOC INC                                                           6.75
                     FBO GOSS TR
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100

                     MORGAN STANLEY DW INC FBO                                                           5.91
                     LEIGH FLOWE FINLEY
                     HARBORSIDE FINANCIAL CNTR PLAZA 3
                     JERSEY CITY NJ  07311

                     PERSHING LLC                                                                        5.81
                     PO BOX 2052
                     JERSEY CITY NJ  07303-2052

                     NFSC                                                                                5.06
                     CAPITAL FORTRESS INTL TRUST
                     RG SOLOMON ARCADE STE 11
                     605 MAIN STREET
                     ST KITTS/NEVIS

MID CAP GROWTH FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     EDWARD D  JONES AND COF/A/O                                                         8.72
                     BEULAH MAE JONES MITCHELL
                     PO BOX 2500
                     MARYLAND HTS MO  63043-8500

                     ADP CLEARING & OUTSOURCING                                                          7.66
                     26 BROADWAY
                     NEW YORK NY  10004-1703


                                        q

MID CAP GROWTH FUND-G
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     COLUMBIA TRUST COMPANY ROLLOVER IRA                                                 5.02
                     JUAN ROSAI
                     25 CRESTVIEW DR
                     NORTH HAVEN CT  06473-3002

MID CAP GROWTH FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FLEET NATIONAL BANK                                                                11.78
                     FBO CMC OMNIBUS C/C
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

                     CHARLES SCHWAB & CO INC                                                            10.77
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     FLEET NATIONAL BANK                                                                 5.13
                     FBO CMC OMNIBUS C/R
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

OREGON MUNICIPAL BOND FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     WAYNE BARKER                                                                       26.59
                     15646 SEASIDE CT
                     BROOKINGS OR  97415-9531

                     CHARLES SCHWAB & CO INC CUST                                                       10.45
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     AMERICAN ENTERPRISE INVESTMENT SVCS                                                10.01
                     PO BOX 9446
                     MINNEAPOLIS MN  55440-9446

                     INTERRA CLEARING SERVICES FBO                                                       5.70
                     DAVID A JOHNSON
                     JANET M JOHNSON
                     JTWROS TEN/WROS
                     7885 NE TODD DR
                     CORVALLIS OR  97330-9683





                                       r

                     DAIN RAUSCHER INC FBO                                                               5.27
                     LOIS O KOCHIS
                     989 NW SPRUCE AVE APT 226
                     CORVALLIS OR  97330-2178

OREGON MUNICIPAL BOND FUND-B
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     DAIN RAUSCHER INC FBO                                                              15.07
                     GILLICI F JACKSON REVOC LIV TRUST
                     611 NW 30TH ST
                     CORVALLIS OR  97330-5144

                     AMERICAN ENTERPRISE INVEST SVCS                                                     8.47
                     PO BOX 9446
                     MINNEAPOLIS MN  55440-9446

                     AMERICAN ENTERPRISE INVEST SVCS                                                     8.44
                     PO BOX 9446
                     MINNEAPOLIS MN  55440-9446

                     DAIN RAUSCHER INC FBO                                                               6.74
                     GM LEAR IRREV LIV TRUST
                     440 NW ELKS DR APT 101
                     CORVALLIS OR  97330-3747

                     DEAN WITTER FBO                                                                     5.90
                     RELLA PANTENBURG &
                     PO BOX 250
                     NEW YORK NY  10008-0250

                     NFSC                                                                                5.28
                     ROBERT WILLIAMS REVOC LIV TRUST
                     14404 SE WEBSTER RD APT 325
                     PORTLAND OR  97267-1972

OREGON MUNICIPAL BOND FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     PIPER JAFFRAY & CO.                                                                34.31
                     800 NICOLLET MALL
                     MINNEAPOLIS MN  55402-7000

                     RAYMOND JAMES & ASSOC INC                                                          16.73
                     FBO SAUNDERS BARNEY
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100



                                       s

                     RAYMOND JAMES & ASSOC INC                                                          14.68
                     FBO WESTENHOUSE H
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100

                     MERRILL LYNCH PIERCE FENNER & SMITH                                                12.82
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

                     RAYMOND JAMES & ASSOC INC                                                           5.99
                     FBO HALL MV
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100

OREGON MUNICIPAL BOND FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     DAIN RAUSCHER INC FBO                                                              21.59
                     LEWIS F ROTH REVOCLIVTRUST
                     4798 BECKER CIR SE
                     ALBANY OR  97322-7139

                     LPL FINANCIAL SERVICES                                                             13.36
                     9785 TOWNE CENTRE DR
                     SAN DIEGO CA  92121-1968

                     PERSHING LLC                                                                       12.42
                     PO BOX 2052
                     JERSEY CITY NJ  07303-2052

                     DAIN RAUSCHER INC FBO                                                              11.13
                     RUTH C LEAR TRUST
                     440 NW ELKS DR APT 101
                     CORVALLIS OR  97330-3747

                     LPL FINANCIAL SERVICES                                                             10.97
                     9785 TOWNE CENTRE DR
                     SAN DIEGO CA  92121-1968

                     NFSC                                                                                6.77
                     FREDERICK A J KINGERY
                     FREDERICK A J KINGERY
                     4163 SW GREENLEAF CT
                     PORTLAND OR  97221-3271



                                       t

                     AMERICAN ENTERPRISE INVESTMENT SVCS                                                 6.15
                     PO BOX 9446
                     MINNEAPOLIS MN  55440-9446

                     AMERICAN ENTERPRISE INVESTMENT SVCS                                                 6.11
                     P.O BOX 9446
                     MINNEAPOLIS MN  55440-9446
OREGON MUNICIPAL BOND FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                             7.06
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

REAL ESTATE EQUITY FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            37.16
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     NATIONWIDE TRUST CO FSB                                                            15.52
                     PO BOX 182029
                     COLUMBUS OH  43218-2029

REAL ESTATE EQUITY FUND-B
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                 5.12
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

REAL ESTATE EQUITY FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     ADP CLEARING & OUTSOURCING                                                          8.13
                     26 BROADWAY
                     NEW YORK NY  10004-1703


                                       u

REAL ESTATE EQUITY FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FIRST CLEARING, LLC                                                                 7.26
                     8911 BLOOMFIELD BLVD
                     SARASOTA FL  34238-4452

REAL ESTATE EQUITY FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            27.57
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     FLEET NATIONAL BANK                                                                18.12
                     FBO CMC OMNIBUS C/C
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

                     FLEET NATIONAL BANK                                                                 5.49
                     FBO CMC OMNIBUS C/R
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

SMALL CAP GROWTH FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                             8.32
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     SAXON AND CO                                                                        8.29
                     OMNIBUS
                     PO BOX 7780-1888
                     PHILADELPHIA PA  19182-0001

                     STANDARD INSURANCE COMPANY                                                          7.24
                     1100 SW 6TH AVE
                     PORTLAND OR  97204-1020

STRATEGIC INVESTOR FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            14.55
                     SPECIAL CUSTODY A/C FOR BENFT CUST
                     101 MONTGOMERY STREET
                     SAN FRANCISCO CA  94104-4122

                     CHARLES SCHWAB & CO INC                                                             9.50
                     SPECIAL CUSTODY A/C FOR BENFT CUST
                     101 MONTGOMERY STREET
                     SAN FRANCISCO CA  94104-4122

STRATEGIC INVESTOR FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                 8.15
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

STRATEGIC INVESTOR FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CITIGROUP GLOBAL MARKETS, INC.                                                     34.11
                     333 W 34TH ST
                     NEW YORK NY  10001-2402

STRATEGIC INVESTOR FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            10.11
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     COLUMBIA TRUST CO AGENT                                                             5.96
                     FBO US NATURAL RESOURCES AND
                     FRIEDRICH AIR COND PEN PL-EMPLEE
                     PO BOX 1350
                     PORTLAND OR  97207-1350

                                       w

TECHNOLOGY FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     SEI PRIVATE TRUST CO                                                                9.99
                     ONE FREEDOM VALLEY DRIVE
                     OAKS PA  19456

                     NFSC                                                                                9.32
                     R LEE RIGNEY
                     224 CEDAR ST
                     ENGLEWOOD NJ  07631-3131

                     MERRILL LYNCH PIERCE FENNER & SMITH                                                 6.02
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

TECHNOLOGY FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     NFSC                                                                                7.55
                     WALLACE W SCHOOLER
                     4480 SCHOOLER RD
                     CRIDERSVILLE OH  45806-9727

                     UBS FINANCIAL SERVICES INC. FBO                                                     7.51
                     UBS-FINSVC CDN FBO
                     T MCCULLOUGH STROTHER
                     P.O.BOX 3321,
                     1000 HARBOR BLVD
                     WEEHAWKEN NJ  07086-6761

TECHNOLOGY FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     LPL FINANCIAL SERVICES                                                             48.03
                     9785 TOWNE CENTRE DR
                     SAN DIEGO CA  92121-1968

                     COLUMBIA TRUST COMPANY                                                             19.34
                     THOMASVILLE HOME FURNISHINGS OF AZ
                     BRANDON D LEVALLEY
                     18971 CAMINITO CANTILENA #19
                     SAN DIEGO CA  92128-6166


                     RAYMOND JAMES & ASSOC INC                                                           7.90
                     FBO BARNETT IRA
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100

                     CITIGROUP GLOBAL MARKETS, INC.                                                      6.63
                     333 W 34TH ST
                     NEW YORK NY  10001-2402

                     USAA INVESTMENT MANAGEMENT CO                                                       5.06
                     9800 FREDERICKSBURG RD
                     SAN ANTONIO TX  78288-0001

TECHNOLOGY FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                             8.88
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122


SALES CHARGES

For the fiscal years ended August 31, 2005 and August 31, 2004, the following sales charges were paid by shareholders in respect to Class A, D and T shares*:

                                                      CLASS A                         CLASS D                     CLASS T
                                                      -------                         -------                     -------
                                               2005          2004              2005         2004            2005        2004
                                           -----------    -----------      -----------   ----------       --------    --------
International Stock Fund                   $              $44,752          $             $89                          --
Mid Cap Growth Fund                        $              $58,047          $             $382                         $1,845
Real Estate Equity Fund                    $              $212,798         $             $5,756                       --
Technology Fund                            $              $48,422          $             $359                         --
Strategic Investor Fund                    $              $652,526         $             $25                          --
Balanced Fund                              $              $26,350          $             $729                         --
Oregon Municipal Bond Fund                 $              $18,602          $             $966                         --
High Yield Fund                            $              $790,974         $             $46,454                      --

*Class D shares closed to new investors effective October 13, 2003, and the front-end sales charge of 1.00% is waived effective October 13, 2003.

For the fiscal years ended August 31, 2004 and August 31, 2005, CMD, as Distributor, retained the following fees:

                                                                                INTERNATIONAL STOCK FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005
                                                                          -----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $44,752
Initial sales charges retained by CMD                                     $[ ]                           $ 7,736
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                           $    19




                                       y

                                                                                INTERNATIONAL STOCK FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $19,281
                                                                          $[ ]
                                                                          $[ ]



                                                                                INTERNATIONAL STOCK FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $136
                                                                          $[ ]
                                                                          $[ ]

                                                                                INTERNATIONAL STOCK FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
                                                                          $[ ]                             $28
                                                                          $[ ]
                                                                          $[ ]

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.



                                                                                  MID CAP GROWTH FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $58,047
Initial sales charges retained by CMD                                     $[ ]                           $ 9,271
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                             $ 0


                                                                                  MID CAP GROWTH FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $12,291




                                                                                  MID CAP GROWTH FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $264



                                                                                  MID CAP GROWTH FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                             $21


                                       z

                                                                                  MID CAP GROWTH FUND*
                                                                                     Class G Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $2,954

*Class A, B, D and G shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.



                                                                                REAL ESTATE EQUITY FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                          $212,798
Initial sales charges retained by CMD                                     $[ ]                          $ 32,403
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                          $ 25,000



                                                                                REAL ESTATE EQUITY FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $23,444



                                                                                REAL ESTATE EQUITY FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $2,004




                                                                                REAL ESTATE EQUITY FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $4,273

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.

                                                                                    TECHNOLOGY FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $48,422
Initial sales charges retained by CMD                                     $[ ]                           $ 8,022
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                           $     0


                                                                                    TECHNOLOGY FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $40,538



                                       aa

                                                                                    TECHNOLOGY FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $883



                                                                                    TECHNOLOGY FUND*
                                                                                      Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                             $11

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.

                                                                                STRATEGIC INVESTOR FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                          $652,526
Initial sales charges retained by CMD                                     $[ ]                          $ 93,760
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                          $    487




                                                                                STRATEGIC INVESTOR FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $26,530




                                                                                STRATEGIC INVESTOR FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $1,230




                                                                                STRATEGIC INVESTOR FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                             $12

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.

                                                                                     BALANCED FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $26,350
Initial sales charges retained by CMD                                     $[ ]                           $ 4,251
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                           $     0



                                       bb

                                                                                     BALANCED FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $15,155


                                                                                     BALANCED FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $282



                                                                                     BALANCED FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                             $9

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.

                                                                               OREGON MUNICIPAL BOND FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $18,602
Initial sales charges retained by CMD                                     $[ ]                           $ 2,240
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                           $     0



                                                                               OREGON MUNICIPAL BOND FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $9,564




                                                                               OREGON MUNICIPAL BOND FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $685



                                                                               OREGON MUNICIPAL BOND FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $119

*Class A, B and D shares were initially offered on November 1, 2002 and Class C Shares were initially offered on October 13, 2003.



                                       cc

                                                                                    HIGH YIELD FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                          $790,974
Initial sales charges retained by CMD                                     $[ ]                          $ 96,270
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                          $ 66,541
  On Fund redemptions retained by CMD


                                                                                    HIGH YIELD FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD
                                                                          $[ ]                          $297,129


                                                                                    HIGH YIELD FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $32,727



                                                                                    HIGH YIELD FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $39,786

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.


12B-1 PLANS, CDSC AND CONVERSION OF SHARES

          The Directors have approved a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan") for the Funds' Class A, B, C, D and G shares. Under the 12b-1 Plan, each Fund pays CMD a monthly service fee at an annual rate of up to 0.25% of the Fund's net assets attributed to Class A, B, C and D shares. Each Fund may also pay CMD monthly a distribution fee at an annual rate of 0.10% of the Fund's daily net assets attributed to Class A shares and up to 0.75% of the Fund's average daily net assets attributable to Class B, C and D shares. The Funds' Board of Directors currently limits payments under the 12b-1 Plan for Class A shares to 0.25% annually. Also under the 12b-1 Plan, the Mid Cap Growth Fund pays CMD a monthly service fee at an annual rate of up to 0.50% of the Fund's net assets attributed to Class G shares, made up of up to 0.25% for certain shareholder services ("Shareholder Liaison Services") and up to 0.25% for administrative services ("Administrative Support Services"). The Mid Cap Growth Fund also pays CMD monthly a distribution fee at an annual rate of up to 0.65% of the Fund's average daily net assets attributed to Class G shares.

For the Oregon Municipal Bond Fund, CMD has voluntarily agreed to waive a portion of its Class C and Class D distribution fees so that these fees do not exceed 0.65% annually of Class C's and Class D's average daily net assets. For the High Yield Fund, the Distributor has voluntarily agreed to waive a portion of its Class C and Class D distribution fees so that these fees do not exceed 0.85% annually of the Class C's and Class D's average daily net assets.

The monthly service and distribution fees shall be used by CMD to cover expenses and activities primarily intended to result in the sale of Fund shares. These expenses and activities may include but are not limited to: (a) direct out-of-pocket promotional expenses incurred by CMD in advertising and marketing Fund shares; (b) expenses incurred in connection with preparing, printing, mailing, and distributing or publishing advertisements and sales literature; (c) expenses incurred in connection with printing and mailing prospectuses and Statements of Additional Information to other than current shareholders; (d) periodic payments or commissions to one or more securities dealers, brokers, financial institutions and other industry professionals ("Service Organizations") with respect to the Funds' shares beneficially owned by customers for whom the Service Organization is the shareholder of record; (e) the direct and indirect cost of financing the payments or expenses included in
(a) and (d) above;

                                       dd
or (f) such other services as may be construed by any court or governmental agency or commission, including the SEC, to constitute distribution services under the 1940 Act or rules and regulations thereunder.

Shareholder Liaison Services may include the following services provided by financial services firms ("FSFs"): (a) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (b) processing dividend payments; (c) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (d) providing periodic mailings to customers. Administrative Support Services may include the following services provided by FSFs: (a) providing customers with information as to their positions in Class G shares; (b) responding to customer inquiries; and
(c) providing a service to invest the assets of customers in Class G shares.

CMD may use the entire amount of such fees to defray the cost of commissions and service fees paid to FSFs and for certain other purposes. Since the distribution and service fees are payable regardless of CMD's expenses, CMD may realize a profit from the fees. The 12b-1 Plan authorizes the Advisor to make payments out of its own funds for distribution or services costs. At this time, the total Class G service and distribution fees have been limited to 0.95% for the Mid Cap Growth Fund. These limitations may be modified or terminated by the Board of Directors at any time.

The Plan authorizes any other payments by the Funds to CMD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of the Fund's shares.

         The Trustees of the Trust believe the Plan could be a significant factor in the growth and retention of the Fund's assets resulting in a more advantageous expense ratio and increased investment flexibility that could benefit each class of the Fund's shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees of the Trust who are not interested persons of the Trust are effected by such disinterested Trustees.

         Shares of Class A, D and T shares are offered with a front-end sales charge, payable at the time of purchase, unless waived as set forth in the Prospectus for such Fund. Class B, C and G shares are offered without a front-end sales charge, but are subject to a contingent deferred sales charge depending on the length of time the shares are held. Class A, C, D and T shares held for fewer than 18 months (12 months in the case of Class C and D) after purchase are subject to a 1.00% contingent deferred sales charge. A detailed description of these various sales charges can be found in the Prospectus for the relevant class. Class T shares received in connection with a fund merger are subject to a contingent deferred sales charge if redeemed within 12 months of the original purchase.

         No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

         Except in certain limited circumstances, Class G shares of a Fund automatically convert into Class T shares of the same Fund at the time disclosed in the relevant Fund's Prospectus for Class T and G shares. Class B shares automatically convert into Class A shares of the same Fund at the time disclosed in the relevant Fund's Prospectus for Class A, B, C and D shares.

SALES-RELATED EXPENSES OF CMD RELATING TO THE FUNDS WERE:

INTERNATIONAL STOCK FUND

                                                          Fiscal Year Ended August 31, 2005

                                        Class A              Class B                Class C                 Class D
                                        -------              -------                -------                 -------
                                        Shares               Shares                 Shares                  Shares
                                        ------               ------                 ------                  ------
Fees to FSFs                            $[ ]               $[ ]                      $[ ]                     $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                     $[ ]               $[ ]                      $[ ]                     $[ ]
Allocated travel, entertainment
and other expenses                      $[ ]               $[ ]                      $[ ]                     $[ ]


                                       ee

MID CAP GROWTH FUND                                        Fiscal Year Ended August 31, 2005
                                    Class A     Class B      Class C          Class D      Class G        Class T
                                    --------    --------     --------         --------     --------       -------
                                     Shares       Shares      Shares          Shares        Shares         Shares
                                     ------       ------      ------         -------        ------         ------
Fees to FSFs                          $[ ]         $[ ]        $[ ]           $[ ]           $[ ]           $[ ]
Allocated cost of sales
material relating to the Fund
(including printing, mailing
and other promotion expenses)         $[ ]         $[ ]        $[ ]           $[ ]           $[ ]           $[ ]
Allocated travel, entertainment
and other  expenses                   $[ ]         $[ ]        $[ ]           $[ ]           $[ ]           $[ ]



REAL ESTATE EQUITY FUND                               Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                              $[ ]            $[ ]            $[ ]             $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                       $[ ]            $[ ]            $[ ]             $[ ]
Allocated travel, entertainment
and other  expenses                       $[ ]            $[ ]            $[ ]             $[ ]

TECHNOLOGY FUND                                     Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                             $[ ]            $[ ]             $[ ]            $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                      $[ ]            $[ ]             $[ ]            $[ ]
Allocated travel, entertainment
and other  expenses                      $[ ]            $[ ]             $[ ]            $[ ]

STRATEGIC INVESTOR FUND                                Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                             $[ ]             $[ ]            $[ ]            $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                      $[ ]             $[ ]            $[ ]            $[ ]
Allocated travel, entertainment
and other  expenses                      $[ ]             $[ ]            $[ ]            $[ ]

BALANCED FUND                                         Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                           $[ ]              $[ ]             $[ ]            $[ ]
Allocated cost of sales
material relating to the Fund
(including printing, mailing
and other promotion expenses)          $[ ]              $[ ]             $[ ]            $[ ]
Allocated travel, entertainment
and other  expenses                    $[ ]              $[ ]             $[ ]            $[ ]


                                       ff

OREGON MUNICIPAL BOND FUND                        Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                              $[ ]            $[ ]            $[ ]             $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                       $[ ]            $[ ]            $[ ]             $[ ]
Allocated travel, entertainment
and other  expenses                       $[ ]            $[ ]            $[ ]             $[ ]

HIGH YIELD FUND                                       Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                              $[ ]            $[ ]            $[ ]            $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                       $[ ]            $[ ]            $[ ]            $[ ]
Allocated travel, entertainment
and other  expenses                       $[ ]            $[ ]            $[ ]            $[ ]

CUSTODIAN OF THE FUND
State Street Bank and Trust Company, located at 225 Franklin Street, Boston, MA 02101, is the Fund's custodian. The custodian is responsible for safeguarding and controlling the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT REGISTERED PULIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP, located at 125 High Street, Boston, MA 02110, serves as the Fund's independent registered public accounting firm, providing audit services, tax return review services and assistance and consultation in connection with the review of various SEC filings. The Financial Statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the reports of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.



                                       gg

                      STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include the series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Columbia Funds Trust VIII, Columbia Funds Series Trust I (formerly named Columbia Funds Trust IX) and Columbia Funds Trust XI (each a Trust and together, the Trusts, also known as Fund Complex). In certain cases, the discussion applies to some, but not all, of the Funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING

In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.

SHORT SALES

A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

LOWER-RATED DEBT SECURITIES

Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the Fund's achievement of its investment goal; and

4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

COMMON STOCK, PREFERRED STOCK AND WARRANTS

Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the company's capital stock at a set price for a specified period of time.

FOREIGN SECURITIES

The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a sub-custodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

The Fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

EXCHANGE-TRADED FUNDS ("ETFS"). The Fund may invest in ETFs up to the maximum amount allowable under the 1940 Act. ETFs are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international.

ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.

The Fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders of the Fund may also indirectly bear similar expenses of an ETF.

ZERO COUPON SECURITIES (ZEROS)

The Fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)

The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSIT are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by a business to finance short-term needs (including promissory notes with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement in which the Fund would be allowed to invest directly.

CERTIFICATES OF DEPOSIT are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. TIME DEPOSITS are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central

Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund.

BANK OBLIGATIONS include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part 1 of this SAI. For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a Fund's assets that may be invested in STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component is usually volatile in response to changes in interest rates.

In U.S. TREASURY ROLLS, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

COMMERCIAL PAPER is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

STRIPPED OBLIGATIONS

To the extent consistent with their investment objective, Funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the Funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Funds' Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

MUNICIPAL SECURITIES

Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this SAI and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, each

Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

PRIVATE ACTIVITY BONDS

The Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

MUNICIPAL LEASE OBLIGATIONS

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

SECURITIES LOANS

The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

INTERFUND BORROWING AND LENDING

The Fund may lend money to and borrow money from other affiliated registered open-end investment companies. The Fund may borrow through the program when the Advisor believes borrowing is appropriate and the costs are equal to or lower than the costs of bank loans. When borrowing money, the Fund is subject to the risk that the securities the Fund acquires with the borrowed money or would otherwise have sold will decline in value. When lending money, the Fund is subject to the risk that the borrower will be unwilling or unable to make timely payments of interest or principal.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)

The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Fund from the transaction.

REITS

The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy.

ASSET-BACKED SECURITIES

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively lengthen the expected maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

CUSTODY RECEIPTS AND TRUST CERTIFICATES. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly "disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

LINE OF CREDIT

The Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goal and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian..

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities;

three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

MUNICIPAL BOND INDEX FUTURES CONTRACTS. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

OPTIONS ON FUTURES CONTRACTS. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The Funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

OPTIONS ON FOREIGN STOCK INDICES. The Funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

SWAP AGREEMENTS (SWAPS, CAPS, COLLARS AND FLOORS)

The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

EQUITY SWAPS

The Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

RISK FACTORS IN EQUITY SWAP TRANSACTIONS. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the portfolio managers do not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. See "Taxes" for information on tax risks associated with equity swaps.

FOREIGN CURRENCY TRANSACTIONS

The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

PARTICIPATION INTERESTS

The Fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

VARIABLE AND FLOATING RATE OBLIGATIONS

Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

If a variable or floating rate instrument is not rated, the Fund's Advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

CURRENCY SWAPS. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

GUARANTEED INVESTMENT CONTRACTS

Pursuant to guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.

The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.

BANK INVESTMENT CONTRACTS

Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the Funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

LOAN PARTICIPATIONS

Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

STRUCTURED INVESTMENTS

Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.

Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.

YANKEE OBLIGATIONS

Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

AMERICAN, EUROPEAN, CONTINENTAL AND GLOBAL DEPOSITARY RECEIPTS

American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

TEMPORARY CASH BALANCES

The Funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.

TAXES

In this section, all discussions of taxation at the shareholder and fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

FEDERAL TAXES. Although it may be one of several series in a single trust, the Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (Code). The Fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets.

To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer, other than U.S. government securities or other regulated investment companies; or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (c) distribute with respect to each year at least 90% of its taxable net investment income, its tax-exempt interest income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation , provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do not apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of
(c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. As a regulated investment company that is accorded special tax treatment, the Fund will not be subject to any federal income taxes on its net investment income and net realized capital gains that it distributes to shareholders on the form of dividends and in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" accorded special tax treatment in any taxable year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions (including any distributions of net tax-exempt income and net long-term capital gains) would generally be taxable as ordinary income to the shareholders, except to the extent they were treated as "qualified dividend income," as described below. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the federal corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends may be, however, includable in adjusted current earnings for purposes of computing corporate federal AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces tax basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.

FUND DISTRIBUTIONS. Distributions from the Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) will generally be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning on or before December 31, 2008.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price of the shareholder paid). Distributions are taxable whether received in cash or in Fund shares.

QUALIFIED DIVIDEND INCOME. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. With respect to a Fund investing in bonds, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

In general, distributions of investment income properly designated by the Fund as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt Fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder (but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes). The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

Income from certain "private activity bonds" issued after August 7, 1986, is treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time Fund shares are held by the shareholder.

A tax-exempt Fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the Fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users, as further defined in the Code. Income derived from the Fund's investments other than tax-exempt instruments may give rise to taxable income. The Fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of Fund shares to the extent of tax-exempt dividends paid during that period. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Under Treasury regulations, if on a disposition of Fund shares a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder will likely have to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. You are advised to consult with your tax advisor.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to backup withholding for taxpayers who fail to furnish a correct taxpayer identification number, who have under-reported dividend or interest income, or who fail to certify to the Fund that the shareholder is a United States person and is not subject to the withholding. This number and certification may be provided by either a Form W-9 or the accompanying application. In certain instances, CMS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This may produce a difference between the Fund's book income and its taxable income possibly accelerating distributions or converting distributions of book income and gains to returns of capital for book purposes.

If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal income tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund." A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

NON-U.S. SHAREHOLDERS. In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the recent legislation, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S.

person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Recent legislation modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the legislation, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning on September 1, 2005) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES (THIS SECTION IS APPLICABLE ONLY TO THE COLUMBIA TAX-MANAGED GROWTH FUND)

FEDERAL GIFT TAXES. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.

Under the Columbia Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceed $11,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.

Under the Columbia Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.

No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), including taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount, which is $1,000,000 for gifts made after December 31, 2001, and before January 1, 2010.

Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's Federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.

The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $22,000.

The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

GENERATION-SKIPPING TRANSFER TAXES

If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Columbia Advantage Plan and does not exceed the available annual exclusion amount. An exemption (the "GST exemption"), equal to $1.5 million in 2005, is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate (47% for gifts made in 2005) on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.

INCOME TAXES

The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Columbia Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.

Under the Columbia Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.

If the donor selects the Columbia Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 35%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 15%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.

When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

CONSULTATION WITH QUALIFIED ADVISOR

Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.

MANAGEMENT OF THE FUNDS The Advisor provides administrative and management services to the Funds. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. (NPMI), merged into Columbia Management Advisors, Inc. Each of the four merging companies was a registered investment advisor and advised various Funds in the Fund Complex. The Advisor, located at 100 Federal Street, Boston, Massachusetts 02110, is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. The Advisor has been an investment advisor since 1969.

In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. (NFMI), a subsidiary of NPMI and a registered investment advisor that advised several Funds in the Fund Complex, merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the Advisor to the Funds previously advised by NFMI.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 49)        Trustee       1996       Executive Vice President -         101        Nash Finch Company (food
P.O. Box 66100                                             Strategy of United Airlines                         distributor)
Chicago, IL 60666                                          (airline) since December,
                                                           2002 (formerly President of
                                                           UAL Loyalty Services
                                                           (airline) from September,
                                                           2001 to December, 2002;
                                                           Executive Vice President
                                                           and Chief Financial Officer
                                                           of United Airlines from
                                                           July, 1999 to September,
                                                           2001; Senior Vice
                                                           President-Finance from
                                                           March, 1993 to July, 1999).

Janet Langford Kelly (Age 47)     Trustee       1996       Partner, Zelle, Hofmann,           101                    None
9534 W. Gull Lake Drive                                    Voelbel, Mason & Gette LLP
Richland, MI 49083-8530                                    (law firm) since March,
                                                           2005; Adjunct Professor of
                                                           Law, Northwestern
                                                           University, since
                                                           September, 2004 (formerly
                                                           Chief Administrative
                                                           Officer and Senior Vice
                                                           President, Kmart Holding
                                                           Corporation (consumer
                                                           goods), from September,
                                                           2003 to March, 2004;
                                                           Executive Vice
                                                           President-Corporate
                                                           Development and
                                                           Administration, General
                                                           Counsel and Secretary,
                                                           Kellogg Company (food
                                                           manufacturer), from
                                                           September, 1999 to August,
                                                           2003; Senior Vice
                                                           President, Secretary and
                                                           General Counsel, Sara Lee
                                                           Corporation (branded,
                                                           packaged, consumer-products
                                                           manufacturer) from January,
                                                           1995 to September, 1999).

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Richard W. Lowry (Age 69)         Trustee       1995       Private Investor since            103(3)                  None
10701 Charleston Drive                                     August, 1987 (formerly
Vero Beach, FL 32963                                       Chairman and Chief
                                                           Executive Officer, U.S.
                                                           Plywood Corporation
                                                           (building products
                                                           manufacturer)).

Charles R. Nelson (Age 62)        Trustee       1981       Professor of Economics,           101                     None
Department of Economics                                    University of Washington,
University of Washington                                   since January, 1976; Ford
Seattle, WA 98195                                          and Louisa Van Voorhis
                                                           Professor of Political
                                                           Economy, University of
                                                           Washington, since
                                                           September, 1993 (formerly
                                                           Director, Institute for
                                                           Economic Research,
                                                           University of Washington
                                                           from September, 2001 to
                                                           June, 2003); Adjunct
                                                           Professor of Statistics,
                                                           University of Washington,
                                                           since September, 1980;
                                                           Associate Editor, Journal
                                                           of Money Credit and
                                                           Banking, since September,
                                                           1993; consultant on
                                                           econometric and statistical
                                                           matters.

John J. Neuhauser (Age 62)        Trustee       1985       Academic Vice President and       103(3)        Saucony, Inc. (athletic
84 College Road                                            Dean of Faculties since                                footwear)
Chestnut Hill, MA 02467-3838                               August, 1999, Boston
                                                           College (formerly Dean,
                                                           Boston College School of
                                                           Management from September,
                                                           1977 to August, 1999).

Patrick J. Simpson (Age 61)       Trustee       2000       Partner, Perkins Coie             101                     None
1120 N.W. Couch Street                                     L.L.P. (law firm).
Tenth Floor
Portland, OR 97209-4128

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas E. Stitzel (Age 69)        Trustee       1998       Business Consultant since          101                    None
2208 Tawny Woods Place                                     1999 (formerly Professor of
Boise, ID 83706                                            Finance from 1975 to 1999,
                                                           College of Business, Boise
                                                           State University);
                                                           Chartered Financial
                                                           Analyst.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 68)       Trustee       1996       Partner and Senior Advisor,        101            Anixter International
8 Sound Shore Drive,                and                    Chicago Growth Partners                             (network support
Suite 285                        Chairman                  (private equity investing)                       equipment distributor);
Greenwich, CT 06830               of the                   since September, 2004                              Ventas, Inc. (real
                                   Board                   (formerly Managing                                  estate investment
                                                           Director, William Blair                            trust); Jones Lang
                                                           Capital Partners (private                         LaSalle (real estate
                                                           equity investing) from                          management services) and
                                                           September, 1994 to                                Ambac Financial Group
                                                           September, 2004).                                  (financial guaranty
                                                                                                                  insurance)

Anne-Lee Verville (Age 59)        Trustee       1998       Retired since 1997                 101          Chairman of the Board of
359 Stickney Hill Road                                     (formerly General Manager,                      Directors, Enesco Group,
Hopkinton, NH 03229                                        Global Education Industry,                      Inc. (designer, importer
                                                           IBM Corporation (computer                          and distributor of
                                                           and technology) from 1994                             giftware and
                                                           to 1997).                                             collectibles)

Richard L. Woolworth (Age 64)     Trustee       1991       Retired since December 2003        101            Northwest Natural Gas
100 S.W. Market Street                                     (formerly Chairman and                          Co. (natural gas service
#1500                                                      Chief Executive Officer,                                provider)
Portland, OR 97207                                         The Regence Group (regional
                                                           health insurer); Chairman
                                                           and Chief Executive
                                                           Officer, BlueCross
                                                           BlueShield of Oregon;
                                                           Certified Public
                                                           Accountant, Arthur Young &
                                                           Company)

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
INTERESTED TRUSTEE
William E. Mayer(2) (Age 65)      Trustee       1994       Partner, Park Avenue Equity       103(3)         Lee Enterprises (print
399 Park Avenue                                            Partners (private equity)                        media), WR Hambrecht +
Suite 3204                                                 since February, 1999                             Co. (financial service
New York, NY 10022                                         (formerly Partner,                                 provider); Reader's
                                                           Development Capital LLC                           Digest (publishing);
                                                           from November, 1996 to                             OPENFIELD Solutions
                                                           February, 1999).                                    (retail industry
                                                                                                             technology provider)

(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

                                              Year First
                                              Elected or
                                  Position     Appointed                            Principal Occupation(s)
     Name, Address and Age       with Funds    to Office                             During Past Five Years
------------------------------   ----------   ----------   -------------------------------------------------------------------------
OFFICERS
Christopher L. Wilson (Age 48)    President      2004      Head of Mutual Funds since August, 2004 and Senior Vice President of the
One Financial Center                                       Advisor since January, 2005; President of the Columbia Funds, Liberty
Boston, MA 02111                                           Funds and Stein Roe Funds since October, 2004; President and Chief
                                                           Executive Officer of the Nations Funds since January, 2005; President of the Galaxy Funds since April 2005; Director of Bank of America Global
                                                           Liquidity Funds, plc since May 2005; Director of Banc of America Capital
                                                           Management (Ireland), Limited since May 2005; Senior Vice President of
                                                           BACAP Distributors LLC since January, 2005; Director of FIM Funding, Inc.
                                                           since January, 2005; Senior Vice President of Columbia Management
                                                           Distributors, Inc. since January, 2005; Director of Columbia Management
                                                           Services, Inc. since January, 2005 (formerly President and Chief
                                                           Executive Officer, CDC IXIS Asset Management Services, Inc. from
                                                           September, 1998 to August, 2004).

J. Kevin Connaughton (Age 40)     Treasurer      2000      Treasurer of the Columbia Funds since October, 2003 and of the Liberty
One Financial Center                                       Funds, Stein Roe Funds and All-Star Funds since December, 2000; Vice
Boston, MA 02111                                           President of the Advisor since April, 2003 (formerly President of the
                                                           Columbia Funds, Liberty Funds and Stein Roe Funds from February, 2004 to
                                                           October, 2004; Chief Accounting Officer and Controller of the Liberty
                                                           Funds and All-Star Funds from February, 1998 to October, 2000); Treasurer of the Galaxy Funds since September, 2002 (formerly Treasurer from
                                                           December, 2002 to December, 2004 and President from February, 2004 to
                                                           December, 2004 of the Columbia Management Multi-Strategy Hedge Fund, LLC;
                                                           Vice President of Colonial Management Associates, Inc. from February,
                                                           1998 to October, 2000).

Mary Joan Hoene (Age 55)           Senior        2004      Senior Vice President and Chief Compliance Officer of the Columbia Funds,
100 Federal Street                  Vice                   Liberty Funds, Stein Roe Funds and All-Star Funds since August, 2004;
Boston, MA 02110                  President                Chief Compliance Officer of the Columbia Management Multi-Strategy Hedge
                                  and Chief                Fund, LLC since August, 2004; Chief Compliance Officer of the BACAP
                                 Compliance                Alternative Multi-Strategy Hedge Fund LLC since October, 2004 (formerly
                                   Officer                 Partner, Carter, Ledyard & Milburn LLP from January, 2001 to August,
                                                           2004; Counsel, Carter, Ledyard & Milburn LLP from November, 1999 to
                                                           December, 2000; Vice President and Counsel, Equitable Life Assurance
                                                           Society of the United States from April, 1998 to November, 1999).

Michael G. Clarke (Age 35)          Chief        2004      Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein Roe
One Financial Center             Accounting                Funds and All-Star Funds since October, 2004 (formerly Controller of the
Boston, MA 02111                   Officer                 Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds from
                                                           May, 2004 to October, 2004; Assistant Treasurer from June, 2002 to May,
                                                           2004; Vice

                                                           President, Product Strategy & Development of the Liberty Funds and Stein
                                                           Roe Funds from February, 2001 to June, 2002; Assistant Treasurer of the
                                                           Liberty Funds, Stein Roe Funds and the All-Star Funds from August, 1999 to February, 2001; Audit Manager, Deloitte & Toche LLP from May, 1997 to
                                                           August, 1999).

Jeffrey R. Coleman (Age 35)      Controller      2004      Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                       All-Star Funds since October, 2004 (formerly Vice President of CDC IXIS
Boston, MA 02111                                           Asset Management Services, Inc. and Deputy Treasurer of the CDC Nvest
                                                           Funds and Loomis Sayles Funds from February, 2003 to September, 2004;
                                                           Assistant Vice President of CDC IXIS Asset Management Services, Inc. and
                                                           Assistant Treasurer of the CDC Nvest Funds from August, 2000 to February,
                                                           2003; Tax Manager of PFPC, Inc. from November, 1996 to August, 2000).

R. Scott Henderson (Age 45)       Secretary      2004      Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds since
One Financial Center                                       December, 2004 (formerly Of Counsel, Bingham McCutchen from April, 2001
Boston, MA 02111                                           to September, 2004; Executive Director and General Counsel, Massachusetts
                                                           Pension Reserves Investment Management Board from September, 1997 to
                                                           March, 2001).

Trustee Positions

As of December 31, 2004, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity.

General

Messrs. Lowry, Mayer and Neuhauser are also trustees/directors of the Liberty All-Star Funds.

The Trustees serve as trustees of 101 registered investment companies managed by the Advisor for which each Trustee receives a retainer at the annual rate of $45,000 and an attendance fee of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December, 2003, Mr. Theobald began serving as the Chairman of the Board. As the independent chairman of the board, Mr. Theobald receives a supplemental retainer at the annual rate of of $100,000; the chair of the Audit Committee receives a supplemental retainer at the annual rate of $10,000; the chair of each other committee receives a supplemental retainer at the annual rate of $5,000. Members of each committee, except the Audit Committee, receive $1,500 for each committee meeting. Each Audit Committee member receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 133 open-end and 10 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

MANAGEMENT AGREEMENT

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. Columbia Management Distributors, Inc. (formerly named Columbia Funds Distributor, Inc.) pays the cost of printing and distributing all other Prospectuses.

ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO CERTAIN FUNDS AND THEIR RESPECTIVE TRUSTS. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION REGARDING YOUR FUND).

Under an Administration Agreement, the Advisor, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

          (a)  providing office space, equipment and clerical personnel;

          (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund;

          (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

          (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

          (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

          (f)  maintaining certain books and records of each Fund.

With respect to Columbia Money Market Fund (formerly named Liberty Money Market
Fund) and Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund), the Administration Agreement for these Funds provides that the Advisor will monitor compliance by the Fund with Rule 2a-7 under the 1940 Act and report to the Trustees from time to time with respect thereto. The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

TRUST SERVICES AGREEMENT

Pursuant to a Trust Services Agreement, CMS provides the Columbia Tax-Managed Growth Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. CMS's fee is described in the Prospectuses of the Columbia Tax-Managed Growth Fund.

THE PRICING AND BOOKKEEPING AGREEMENT

The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement. SEE "FUND CHARGES AND EXPENSES" IN
PART 1 OF THIS SAI FOR INFORMATION ON THESE FEES.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the Funds. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The Funds and clients advised by the Advisor or the Funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.

POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Advisor believes are faced by investment professionals at most major financial firms. The Advisor and the Trustees of the Columbia Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

          - The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

          - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

          - The trading of other accounts could be used to benefit higher-fee accounts (front- running).

          - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

"Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Advisor and the Funds' Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Columbia-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

The Advisor or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

A Fund's portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at the Advisor, including each Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Advisor and each Fund, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of each Fund.

BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute securities transactions for a Fund.

The Advisor places the transactions of the Funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the Funds' transactions where the Funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by Funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a Fund.

The Advisor may use the services of affiliated broker-dealers, when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

PRINCIPAL UNDERWRITER

CMD is the principal underwriter of the Trust's shares. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT

CMS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CMS is based on number of accounts plus reimbursement for certain out-of-pocket expenses. SEE

"FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY CMS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CMS or generally by 6 months' notice by CMS to the Fund. The agreement limits the liability of CMS to the Fund for loss or damage incurred by the Fund to situations involving a failure of CMS to use reasonable care or to act in good faith and without negligence in performing its duties under the agreement. The Fund will indemnify CMS from, among other things, any and all claims, actions, suits, losses, costs, damages, and expenses incurred by it in connection with its acceptance of this Agreement, provided that: (i) to the extent such claims, actions, suits, losses, costs, damages, or expenses relate solely to a particular series or group of series of shares, such indemnification shall be only out of the assets of that series or group of series; (ii) this indemnification shall not apply to actions or omissions constituting negligence or misconduct of CMS or its agents or contractors, including but not limited to willful misfeasance, bad faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under this Agreement; and (iii) CMS shall give a Fund prompt notice and reasonable opportunity to defend against any such claim or action in its own name or in the name of CMS.

CODE OF ETHICS

The Funds, the Advisor, and CMD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

ANTI-MONEY LAUNDERING COMPLIANCE

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account, halting all shareholder activity with respect to such account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

PROXY VOTING POLICIES AND FUND PROXY VOTING RECORD

The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

The Advisor's proxy voting guidelines and procedures are included in this SAI as Appendix II. In accordance with SEC regulations, the fund's proxy voting record for the last twelve-month period ended June 30 has been filed with the SEC. You may obtain a copy of the fund's proxy voting record (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Columbia Funds have adopted policies with respect to the disclosure of the Funds' portfolio holdings by the Funds, Columbia Management, or their affiliates. These policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Funds' website at www.columbiafunds.com, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Fund's policies are described below. The Trustees shall be updated as needed regarding the Fund's compliance with the policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Columbia Management and its affiliates. The Fund's policies prohibit Columbia Management and the Fund's other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund's shares, third-party service providers, rating and ranking organizations and affiliated persons of the Fund.

PUBLIC DISCLOSURES. The Fund's portfolio holdings are currently disclosed to the public through required filings with the SEC and, for equity and fixed income funds, on the Fund's website at www.columbiafunds.com. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund's fiscal year). Shareholders may obtain the Fund's Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Fund's Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

The equity and fixed income Columbia Funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:

                                                            FREQUENCY OF
   TYPE OF FUND              INFORMATION PROVIDED            DISCLOSURE            DATE OF WEB POSTING
------------------   ------------------------------------   ------------   ----------------------------------
   Equity Funds      Full portfolio holdings information.      Monthly      30 calendar days after month-end.
Fixed Income Funds   Full portfolio holdings information.     Quarterly    60 calendar days after quarter-end

The scope of the information provided relating to the Fund's portfolio that is made available on the website may change from time to time without prior notice.

For Columbia's money market funds, a complete list of a Fund's portfolio holdings shall be publicly available on a monthly basis on the fifth business date after month-end. Shareholders may request such information by writing or calling the Fund's distributor, Columbia Management Distributors, Inc. at the address listed on the cover of this SAI.

A Fund, Columbia Management or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

OTHER DISCLOSURES. The Fund's policies provide that non-public disclosures of the Fund's portfolio holdings may be made if (1) the Fund has a legitimate business purpose for making such disclosure, (2) the Fund's chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.

The Fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to Columbia Management and its affiliates, these service providers include the Fund's custodian and sub-custodians, the Fund's independent registered public accounting firm, legal counsel, financial printers(R.R. Donnelly & Sons and Bowne & Co., Inc.), the Fund's proxy voting service provider (Alamo Direct Mail Services, Inc.), the Fund's proxy solicitor (Georgeson Shareholder Communications Inc.), rating agencies that maintain ratings on certain Columbia Funds (Fitch, Inc.) and service providers that support Columbia Management's trading systems (InvestorTool, Inc. and Thomson Financial).These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. The Fund may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Certain clients of the Fund's investment adviser(s) may follow a strategy similar to that of the Fund, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Fund.

DETERMINATION OF NET ASSET VALUE

Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the official closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value following procedures approved by the Trust's Board of Trustees.

(The following two paragraphs are applicable only to Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund) and Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund))

Trading in securities on stock exchanges and over-the-counter markets in foreign securities markets is normally completed well before the close of the business day in New York. Trading on foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

AMORTIZED COST FOR MONEY MARKET FUNDS (SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "INFORMATION CONCERNING THE FUND" IN PART 1 OF THE SAI OF COLUMBIA MONEY MARKET FUND (FORMERLY NAMED LIBERTY MONEY MARKET FUND) AND COLUMBIA MUNICIPAL MONEY MARKET FUND (FORMERLY NAMED LIBERTY MUNICIPAL MONEY MARKET
FUND))

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Under the amortized cost method a security is initially valued at cost and thereafter any discount or premium from maturity value is amortized ratably to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. If a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Columbia Money Market Fund (formerly named Liberty Money Market Fund) or the Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund) for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund may accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CMS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Investors should understand that, since the offering price of the Fund's shares is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge paid as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CMD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CMD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CMD may from time to time reallow additional amounts to all or certain FSFs. CMD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CMD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars. Travelers checks, gift checks, credit card convenience checks, credit cards, cash and ban counter (starter checks) are not accepted.

CMS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CMS, provided the new FSF has a sales agreement with CMD.

Shares credited to an account are transferable upon written instructions in good order to CMS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you may send the certificates to CMS for deposit to your account.

In addition to the commissions specified in a Fund's prospectus and this SAI, CMD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that CMD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CMD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, CMD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.

In addition, CMD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.

CMD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:

1st Global Capital Corp
401 Company
ABN AMRO Trust Services
ADP Retirement Services
Advest
AEGON/Transamerica
AG Edwards
American Century Services
American Express
AMG
AON Consulting
AST Trust Company
Banc of America Investment Services
BancOne
Bear Stearns
Benefit Plan Administrators
Bidwell & Company
BNY Clearing
C N A Trust
Charles Schwab
CIBC Oppenheimer
Citigroup Global Markets
CitiStreet Associates LLC
City National Bank
City of Milwaukee
Columbia Trust Company
Commonwealth Financial
Compensation & Capital
CPI Qualified Plan Consultants
Daily Access Concepts
Davenport & Company
Delaware Investments
Digital Retirement Solutions
Discover Brokerage
Dreyfus/Mellon
Edgewood Services
Edward Jones

E-Trade,
ExpertPlan
FAS Liberty Life Spectrum
Ferris Baker Watts
Fidelity
Financial Data Services
Franklin Templeton
Freeman Welwood
Gem Group
Great West Life
Hewitt Associates LLC
Huntington Bank
ING
Intermountain Health Care
Investmart, Inc.
Investment Manager Services (IMS)
Janney Montgomery Scott
JJB Hilliard Lyons
JP Morgan/American Century
Kenney Investments
Kirkpatrick Pettis Smith Polian Inc
Legg Mason Wood Walker
Liberty Life
Lincoln Financial
Lincoln Life
Linsco Private Ledger
M & T Securities
Marquette Trust Company
Mass Mutual Life
Matrix Settlement & Clearance Services (MSCS)
McDonald Investments
Merrill Lynch
MetLife
MFS
Mfund Trax
MidAtlantic Capital
Milliman USA
Morgan Keegan
Morgan Stanley Dean Witter
PFPC
Nationwide Investment Services
Neuberger Berman Mgmt
NFP Securities
NSD -NetStock Sharebuilder
NYLife Distributors
Optimum Investment Advisors
Orbitex
Pershing LLC
Phoenix Home Life
Piper Jaffray
PNC
PPI Employee Benefits
Private Bank & Trust
Prudential
Putnam Investments
Raymond James
RBC Dain Rausher
Robert W Baird
Royal Alliance
RSM McGladrey Inc.

Safeco
Scott & Stringfellow
Scudder Investments
Security Benefit
Segall Bryant Hamill
South Trust Securities
Southwest Securities
Standard Insurance
Stanton Group
State of NY Deferred Compensation Plan
Stephens, Inc.
Stifel Nicolaus & Co
Strong Capital
Sungard T Rowe Price
Trustar Retirement Services
Trustlynx/Datalynx
UBS Financial Services
USAA Investment Management
Vanguard
Wachovia
TD Waterhouse
Webster Investment Services
Wells Fargo
Wilmington Trust

PLEASE CONTACT YOUR FSF OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY
RECEIVE.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most Funds advised by the Advisor may be purchased through the Automatic Investment Plan. Electronic fund transfers for a fixed amount of at least $50 ($25 for IRA) are used to purchase a Fund's shares at the public offering price next determined after CMD receives the proceeds. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CMD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, D, T, G and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any fund distributed by CMD in which you have a current balance of at least $5,000 into the same class of shares of up to five other Funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Sales charges may apply if exchanging from a money market fund. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC or sales charges.

Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Management Services, Inc. (formerly named Columbia Funds Services, Inc.) (CMS) P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or financial advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CMD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" below for more information.

CLASS T SHAREHOLDER SERVICES PLAN. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the Trusts plan to enter into servicing agreements with institutions (including Bank of America Corporation and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each Fund other than the Columbia Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the Fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares;
(ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.

The payments under the servicing agreements entered into as of the date of this SAI are limited to an aggregate fee of not more than 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.15% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The Funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.

Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such Funds on any day do not exceed the income to be accrued to such Class T shares on that day.

The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the Funds. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Columbia's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.

TAX-SHELTERED RETIREMENT PLANS (Retirement Plans). CMD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Management prototype plans offered through CMD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CMD.

Participants in Retirement Plans not sponsored by CTC, not including Individual Retirement Accounts (IRAs), may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with CMS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CMS. The close out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any Fund distributed by CMD, or if the Retirement Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling CMS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification numbers available when calling.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CMS for more information at 1-800-345-6611.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHTS OF ACCUMULATION (Columbia Class A and Class T shares, Nations Class A shares and Galaxy Retail A shares only) (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase of Class A or Class T shares with prior purchases of other funds and classes distributed by CMD. The applicable sales charge is based on the combined total of:

1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all shares of funds for which CMD serves as distributor (Funds) held by the shareholder.

CMD must be promptly notified of each purchase with respect to which a shareholder is entitled to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CMS. A Fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A, Class E and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all fund shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund)). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CMS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement (provided the FSF returns to CMD the excess commission previously paid during the thirteen-month period). The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price.

If the amount of the Statement is not purchased, the shareholder shall remit to CMD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CMS will redeem escrowed Class A, E or T shares with a value equal to such difference. The additional FSF commission will be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CMS at 1-800-345-6611.

NET ASSET VALUE ELIGIBILITY GUIDELINES (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS).

1. Employees, brokers and various relationships that are allowed to buy at NAV. Class A shares of certain Funds may be sold at (NAV) to the following individuals, whether currently employed or retired: Employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries; Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CMD, or its successors and companies affiliated with the Advisor; Registered representatives and employees of Financial Service Firms (including their affiliates) that are parties to dealer agreements or other sales arrangements with CMD; Nations Funds' Trustees, Directors and employees of its investment sub-advisers; Broker/Dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes; employees or partners of any contractual service provider to the funds

     NAV eligibility for Class A purchase also applies to the families of the parties listed above and their beneficial accounts. Family members include: spouse, parent, stepparent, legal guardian, child, stepchild, father-in-law and mother-in-law.

     Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

     Registered broker/dealer firms that have entered into a Nations Funds dealer agreement with BACAP Distributors, LLC may buy Class A shares without paying a front-end sales charge for their investment account only.

     Banks, trust companies and thrift institutions, acting as fiduciaries.

2. Grandfathered investors. Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may purchase Class A shares of any Fund at NAV in those cases where a Columbia Fund Class Z share is not available.

     Shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at (NAV) will continue to be eligible for NAV purchases into those Nations Fund accounts opened through August 19, 2005.

     Galaxy Fund shareholders prior to December 1, 1995; and shareholders who
     (i) purchased Galaxy Fund Prime A shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.

     (For Class T shares only) Shareholders who (i) purchased Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

3. Reinstatement. Subject to the fund policy on trading of fund shares, an investor who has redeemed class A, B, C, D, G or T shares may, upon request, reinstate within 1 year a portion or all of the proceeds of such sales in shares of class A of any fund at the NAV next determined after Columbia Management Services, Inc. received a written reinstatement request and payment.

4. Retirement Plans. Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with CMD pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

5. Non-U.S. Investors. Certain pension, profit-sharing or other employee benefit plans offered to non-US investors may be eligible to purchase Class A shares with no sales charge.

6. Reorganizations. At the Fund's discretion, NAV eligibility may apply to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

7. Rights of Accumulation (ROA). The value of eligible accounts, regardless of class, maintained by you and you and your immediate family may be combined with the value of your current purchase to reach a sales discount level and to obtain the lower sales charge for your current purchase.

8. Letters of Intent (LOI). You may pay a lower sales charge when purchasing class A shares by signing a letter of intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the LOI within 13 months. If your LOI purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Class A, B, C, D, E, matured F, G and T shares) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act
     (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CMS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value at the time that the SWP is established. Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met. For redemptions in excess of 12% of the account's value at the time that the SWP is established, a CDSC will be charged on the SWP redemption. The 12% limit does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by CMD.

6. Qualified Retirement Plans. CDSCs may be waived on CMD shares sold by employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must be a participant in an alliance program th at has signed an agreement with Columbia Funds or CMD.

7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and
     (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

8. Return of Commission. CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

9. Non-U.S. Investors. CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

10. IRS Section 401 and 457. CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under
     Section 401 or 457 of the tax code.

11. Medical Payments. CDSCs may be waived on shares redeemed for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

12. Plans of Reorganization. At the Funds' discretion, CDSCs may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a fund is a party.

13. Charitable Giving Program. CDSCs may be waived on the sale of Class C or Class D shares sold by a non-profit organization qualified under Section 501(c)(3) of the tax code in connection with the Banc of America Capital Management Charitable Giving Program.

14. The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling or delay sending proceeds from your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction to CMS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CMS and many banks. Additional documentation may be required for sales by corporations, agents, fiduciaries, surviving joint owners, individual retirement account holders and other legal entities. Call CMS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, FSF's are responsible for furnishing all necessary documentation to CMS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN (SWP). The shareholder may establish a SWP. A specified dollar amount, share amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawalsof shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their share account may do so but may be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CMS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in "street name" must be made payable to the back office via the NSCC.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions by check and ACH are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, to a pre-existing bank account or furnishing a signature guaranteed request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CMS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address account and taxpayer identification numbers. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions apply to retirement plan accounts.

CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A and Z shares of certain Funds)

Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CMS will provide checks to be drawn on Mellon Trust of New England, N.A. (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks., However, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON-CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, a Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

INFORMATION APPLICABLE TO CLASS G AND CLASS T SHARES

The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the Funds are subject to a front-end sales charge. Investments in Class G shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.15% and 0.30%, respectively, of the Fund's average daily net assets attributable to its Class T shares. Class G shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.80% and 0.95%, respectively, of the Fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares. Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.

CLASS T SHARES. The public offering price for Class T shares of the Funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 to $25,000,000. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                                    REALLOWANCE TO
                                     REALLOWANCE TO DEALERS        DEALERS AS A % OF
                                    AS A % OF OFFERING PRICE        OFFERING PRICE
      AMOUNT OF TRANSACTION          PER SHARE - BOND FUNDS    PER SHARE - EQUITY FUNDS
      ---------------------         ------------------------   ------------------------
Less than $50,000                             4.25                       5.00
$50,000 but less than $100,000                3.75                       3.75
$100,000 but less than $250,000               2.75                       2.75
$250,000 but less than $500,000               2.00                       2.00
$500,000 but less than $1,000,000             1.75                       1.75
$1,000,000 and over                           0.00                       0.00

The appropriate reallowance to dealers will be paid by CMD to broker-dealer organizations which have entered into agreements with CMD. The reallowance to dealers may be changed from time to time.

Certain affiliates of the Advisor may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of Bank of America Corporation's affiliates.

INFORMATION APPLICABLE TO CERTAIN CLASS G SHARES RECEIVED BY FORMER GALAXY FUND RETAIL B SHAREHOLDERS IN CONNECTION WITH THE GALAXY/LIBERTY REORGANIZATION. The following table describes the CDSC schedul e applicable to Class G shares received by former Galaxy Fund Retail B shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 None

Class G shares received in exchange for Galaxy Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares seven years after purchase. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Asset Allocation Fund and/or International Equity Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.50
Through second year                   5.00
Through third year                    4.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Through the seventh year              None
Longer than seven years               None

If you acquired Retail B Shares in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class T shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

CLASS G SHARES PURCHASED AFTER THE GALAXY/LIBERTY REORGANIZATION. The public offering price for Class G shares of the Funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within seven years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from CMD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Columbia may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a Fund. See "Class T Shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to CMD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares. Class G shares of a Fund will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow CMD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.

Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - (i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a Fund, and subsequently acquires additional Class G shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the Fund, including those acquired through reinvestment, will convert to Class T shares of the Fund on the same date.

INFORMATION APPLICABLE TO CERTAIN CLASS B SHAREHOLDERS

Except for the following, Class B Share Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.

The following table describes the CDSC schedule applicable to Class B shares received by Galaxy Quality Plus Bond Fund shareholders in exchange for Prime B Shares in connection with the Galaxy/Liberty reorganization.

SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

     Automatic conversion to Class A shares occurs eight years after purchase.

     The Class B share discount program for purchases of $250,000 or more is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

INFORMATION APPLICABLE TO CERTAIN CLASS A SHAREHOLDERS:

     Except as set forth in the following paragraph, Class A share CDSCs are described in the Prospectuses:

     Class A shares received by former Galaxy High Quality Bond Fund shareholders in exchange for Prime A Shares in connection with the Galaxy/Liberty reorganization of that Fund are subject to a 1% CDSC upon redemption of such Class A shares if the Prime A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.

Shares of some Funds that pay daily dividends (include Funds) will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. Shares of some Funds that pay daily dividends (exclude Funds) Columbia will be earned starting with the day after that Fund receives payments for the shares. To determine whether a particular Fund is an include or exclude fund, customers can call 1-800-345-6611.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of certain other funds. The prospectus of each Fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange Consult CMS before requesting an exchange.

If you acquire Class A shares of an international fund by exchange from any other fund, you will not be permitted to exchange those shares into another fund for 30 calendar days, although you may redeem those shares at any time. An exchange order received prior to the expiration of the 30-day period will not be honored.

By calling CMS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CMS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CMS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CMS may require customary additional documentation. Prospectuses of the other Funds are available from the CMD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

Consult your FSF or CMS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund. Sales charges may apply for exchanges from money market funds.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Trust has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2005. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust's By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series. Shares of each Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

          Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

          Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

AAA bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

AA bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

BA bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Prime-1 Highest Quality
          Prime-2 Higher Quality
          Prime-3 High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these securities, and 'D' represents the lowest potential for recovery.

                                   APPENDIX II

                   COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA")
                      PROXY VOTING POLICIES AND PROCEDURES
                 ADOPTED JULY 1, 2003 AND REVISED MARCH 4, 2005

POLICY:

ALL PROXIES(1) REGARDING CLIENT SECURITIES FOR WHICH COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA") HAS ASSUMED AUTHORITY TO VOTE SHALL, UNLESS CMA DETERMINES IN ACCORDANCE WITH POLICIES STATED BELOW TO ABSTAIN FROM VOTING, BE VOTED IN A MANNER CONSIDERED BY CMA TO BE IN THE BEST INTEREST OF CMA'S CLIENTS, INCLUDING THE CMG FAMILY FUNDS(2) AND THEIR SHAREHOLDERS, WITHOUT REGARD TO ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES. THE BEST INTEREST OF CLIENTS IS DEFINED FOR THIS PURPOSE AS THE INTEREST OF ENHANCING OR PROTECTING THE ECONOMIC VALUE OF CLIENT ACCOUNTS, CONSIDERED AS A GROUP RATHER THAN INDIVIDUALLY, AS CMA DETERMINES IN ITS SOLE AND ABSOLUTE DISCRETION. IN THE EVENT A CLIENT BELIEVES THAT ITS OTHER INTERESTS REQUIRE A DIFFERENT VOTE, CMA SHALL VOTE AS THE CLIENT CLEARLY INSTRUCTS, PROVIDED CMA RECEIVES SUCH INSTRUCTIONS IN TIME TO ACT ACCORDINGLY.

CMA ENDEAVORS TO VOTE, IN ACCORDANCE WITH THIS POLICY, ALL PROXIES OF WHICH IT BECOMES AWARE, SUBJECT TO THE FOLLOWING EXCEPTIONS (UNLESS OTHERWISE AGREED) WHEN CMA EXPECTS TO ROUTINELY ABSTAIN FROM VOTING:

     1. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE THE SECURITY HAS BEEN LOANED FROM THE CLIENT'S ACCOUNT.

     2. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE CMA DEEMS THE COSTS TO THE CLIENT AND/OR THE ADMINISTRATIVE INCONVENIENCE OF VOTING THE SECURITY (E.G., SOME FOREIGN SECURITIES) OUTWEIGH THE BENEFIT OF DOING SO.

CMA SEEKS TO AVOID THE OCCURRENCE OF ACTUAL OR APPARENT MATERIAL CONFLICTS OF INTEREST IN THE PROXY VOTING PROCESS BY VOTING IN ACCORDANCE WITH PREDETERMINED VOTING GUIDELINES, AS STATED BELOW. FOR THOSE PROXY PROPOSALS THAT REQUIRE SPECIAL CONSIDERATION OR IN INSTANCES WHERE SPECIAL CIRCUMSTANCES MAY REQUIRE VARYING FROM THE PREDETERMINED GUIDELINES, THE CMG PROXY COMMITTEE WILL DETERMINE THE BEST INTEREST OF CMA'S CLIENTS AND VOTE ACCORDINGLY, WITHOUT CONSIDERATION OF ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES.

OVERVIEW:

CMA's policy is based upon its fiduciary obligation to act in its clients' best interest. Citing this obligation, the SEC has adopted rules pursuant to the Investment Advisers Act of 1940 and Investment Company Act of 1940 with respect to proxy voting.

PROCEDURE:

I. ACCOUNT POLICIES

Except as otherwise directed by the client, CMA shall vote as follows:

SEPARATELY MANAGED ACCOUNTS

CMA shall vote proxies on securities held in its separately managed accounts.

COLUMBIA TRUST COMPANY (CTC) TRUST POOLS

CMA shall vote proxies on securities held in the trust pools.

CMG FAMILY FUNDS/CMA FUND TRUST

CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

COLUMBIA PRIVATE PORTFOLIO

CMA shall vote proxies on securities held in its separately managed accounts.

ALTERNATIVE INVESTMENT GROUP

----------
(1) The term "proxy" as used herein refers to consents, elections and authorizations solicited by any party with respect to securities of any sort.

(2) A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

CMA's clients may invest in securities ("Alternative Investments") issued by alternative investment vehicles (i.e. hedge funds, private equity funds, and other alternative investment pools) that are structured as private limited partnerships ("LPs"), limited liability companies ("LLCs") or offshore corporations. Generally, CMA's Alternative Investment Group ("AIG") is the platform through which CMA provides advisory services relating to Alternative Investments.

The voting rights of Alternative Investments generally are rights of contract set forth in the limited liability company or limited partnership agreement, in the case of LLCs and LPs, or Memorandum and Articles of Association or By-laws, in the case of offshore corporations. Also, as privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, proxies are not solicited regarding Alternative Investment vehicles. Instead, consents may be solicited from members, limited partners or shareholders.

Because of the unique characteristics of Alternative Investments, CMA has a tailored process for voting Alternative Investment proxies and consents.

Process

AIG will vote all Alternative Investment proxies and consents in accordance with this Policy. The committee voting AIG proxies consists of AIG senior management, investment and operations professionals. Conflicts of interest are to be monitored and resolved as set forth in this Policy.

II. PROXY COMMITTEE

CMA shall establish a Proxy Committee whose standing members shall include the head of core equity, head of value, head of growth, head of income strategies, head of equity research and head of fixed income research. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf.

The Proxy Committee's functions shall include, in part,

          (a) direction of the vote on proposals where there has been a recommendation to the Committee, pursuant to Section IV.B, not to vote according to the predetermined Voting Guidelines stated in Section IV.A or on proposals which require special, individual consideration in accordance with Section IV.C;

          (b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

          (c) review at least annually of existing Voting Guidelines and need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

          (d) development and modification of Voting Procedures, as stated in
          Section V, as it deems appropriate or necessary.

The Proxy Committee shall establish a charter, which shall set forth the Committee's purpose, membership and operation. The Committee's charter shall be consistent, in all material respects, with this policy and procedure.

III. CONFLICTS OF INTEREST

With Other Bank of America Businesses

Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

Within CMA

Conflicts of interest may also arise from the business activities of CMA. For example, CMA might manage (or be seeking to manage) the assets of a benefit plan for an issuer. CMA may also be presented with an actual or apparent conflict of interest where proxies of securities issued by BAC or a CMG Family Fund, for which CMA serves as investment adviser, are to be voted for a client's account.

Management of Conflicts

CMA's policy is to always vote proxies in the best interest of its clients, as a whole, without regard to its own self-interest or that of its affiliates. BAC as well as CMA has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

          1. BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or (as in the case of BACAP associates) non-trust fiduciary responsibilities, including investment decision-making and proxy voting.

          2. In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.

          3. Within CMA, CMA's Code of Ethics affirmatively requires that associates of CMA act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's Clients.

          4. By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

               - To disclose to the chairperson of the Proxy Committee and the chairperson to the head of CMG Compliance any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA shall vote proxies. In the event the chairperson of the Proxy Committee has a conflict of interest regarding a given matter, he or she shall abstain from participating in the Committee's determination of whether and/or how to vote in the matter; and

               - To refrain from taking into consideration, in the decision as to whether or how CMA shall vote proxies:

                    - The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

                    - Any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of CMA or BAC.

Where a material conflict of interest is determined to have arisen in the proxy voting process that may not be adequately mitigated by voting in accordance with the predetermined Voting Guidelines, CMA's policy is to invoke one or more of the following conflict management procedures:

1. Convene the Proxy Committee for the purpose of voting the affected proxies in a manner that is free of the conflict.

2. Causing the proxies to be voted in accordance with the recommendations of a qualified, independent third party, which may include CMA's proxy voting agent.

3. In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

IV. VOTING GUIDELINES

A. THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING PROXIES:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

     - Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

          However, CMA generally will WITHHOLD votes from pertinent director nominees if:

               (i) the board as proposed to be constituted would have more than one-third of its members from management;

               (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);

               (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);

               (iv) a director serves on more than six public company boards;

               (v) the CEO serves on more than two public company boards other than the company's board.

          On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

     - Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.

     - Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

     - Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

          -    Established governance standards and guidelines.

          - Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.

          - Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

          - A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

          - Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

          - The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

     - Proposals that grant or restore shareholder ability to remove directors with or without cause.

     - Proposals to permit shareholders to elect directors to fill board vacancies.

     - Proposals that encourage directors to own a minimum amount of company stock.

     -    Proposals to provide or to restore shareholder appraisal rights.

     -    Proposals to adopt cumulative voting.

     -    Proposals for the company to adopt confidential voting.

CMA generally will vote AGAINST:

     - Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

     - Proposals that give management the ability to alter the size of the board without shareholder approval.

     - Proposals that provide directors may be removed only by supermajority vote.

     -    Proposals to eliminate cumulative voting.

     - Proposals which allow more than one vote per share in the election of directors.

     - Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

     - Proposals that mandate a minimum amount of company stock that directors must own.

     -    Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

     - Director and officer indemnification and liability protection. CMA is opposed to entirely eliminating directors' and officers' liability for monetary damages for violating the duty of care. CMA is also opposed to expanding coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. CMA supports proposals which provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he/she reasonably believed was in the best interests of the company, AND (ii) if the director's legal expenses would be covered.

     - Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

     - Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 10% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

     - Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

     -    Proposals asking a company to expense stock options.

     -    Proposals to put option repricings to a shareholder vote.

     - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

CMA generally will vote AGAINST:

     - Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.

     - Proposals to authorize the replacement or repricing of out-of-the money options.

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

     - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

          For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

     - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

     - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

     - Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

     - CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

     - CMA generally votes FOR shareholder proposals to eliminate a poison pill.

     - CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

     - CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.

Supermajority vote

     - CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

     - CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

     - Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

     - Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

          -    Credible reason exists to question:

               - The auditor's independence, as determined by applicable regulatory requirements.

               - The accuracy or reliability of the auditor's opinion as to the company's financial position.

          - Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.

     - Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

     - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

     - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

     - Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

     - Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.

CMA will vote AGAINST:

     - Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

     - Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

     - Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

     - FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

     - FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

     - Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

     - Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

     - Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

     - Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.

     - Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.

     - Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

8.  Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

     -    Board structure

     -    Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     - Ignore a shareholder proposal that is approved by a majority of shares outstanding;

     - Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

     -    Are interested directors and sit on the audit or nominating committee;
          or

     - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

     -    Past performance relative to its peers

     -    Market in which fund invests

     - Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

     - Past shareholder activism, board activity and votes on related proposals

     -    Strategy of the incumbents versus the dissidents

     -    Independence of incumbent directors; director nominees

     -    Experience and skills of director nominees

     -    Governance profile of the company

     -    Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Past performance as a closed-end fund

     -    Market in which the fund invests

     -    Measures taken by the board to address the discount

     - Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

     -    Proposed and current fee schedules

     -    Fund category/investment objective

     -    Performance benchmarks

     -    Share price performance as compared with peers

     -    Resulting fees relative to peers

     -    Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

     -    Stated specific financing purpose

     -    Possible dilution for common shares

     -    Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

     -    Potential competitiveness

     -    Regulatory developments

     -    Current and potential returns

     -    Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a nonfundamental restriction, considering the following factors:

     -    Fund's target investments

     -    Reasons given by the fund for the change

     -    Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:

     -    Political/economic changes in the target market

     -    Consolidation in the target market

     -    Current asset composition

Change in Fund's Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:

     -    Potential competitiveness

     -    Current and potential returns

     -    Risk of concentration

     -    Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

     -    Strategies employed to salvage the company

     -    Past performance of the fund

     -    Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

     -    The degree of change implied by the proposal

     -    The efficiencies that could result

     -    The state of incorporation; net effect on shareholder rights

     -    Regulatory standards and implications

CMA will vote FOR:

     - Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

     - Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

     -    Proposals enabling the Board to:

          -    Change, without shareholder approval the domicile of the fund

          - Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

     -    Regulations of both states

     -    Required fundamental policies of both states

     -    The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Fees charged to comparably sized funds with similar objectives

     -    The proposed distributor's reputation and past performance

     -    The competitiveness of the fund in the industry

     -    Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Resulting fee structure

     -    Performance of both funds

     -    Continuity of management personnel

     -    Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

     -    Performance of the fund's NAV

     -    The fund's history of shareholder relations

     -    The performance of other funds under the adviser's management

9. Alternative Investment Group ("AIG") Matters

The AIG Proxy Sub-Committee generally will vote in accordance with the guidelines set forth in this policy. With respect to matters that are not addressed by the guidelines, the AIG Proxy Sub-Committee will vote each such matter on a CASE-BY-CASE basis.

B. ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.

A Portfolio Manager, sub-adviser or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines stated in Section IV.A. In this situation, he or she shall request that the Proxy Committee consider voting the proxy other than according such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption.

C. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The following proposals require special, individual consideration. The Proxy Committee will determine how proxies related to all such proposals will be voted.

               1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

               2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

               3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

               4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

               5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified in Section IV.A.

               6. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

               7. PREEMPTIVE RIGHTS. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines set forth in Section IV above. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to effect the purposes of this Policy.

     - CMA shall use an independent, third-party vendor (currently Institutional Shareholder Services ("ISS")), to implement its proxy voting process as CMAs proxy voting agent. This retention is subject to CMA continuously assessing the vendor's independence from CMA and its affiliates, and the vendor's ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with CMA's proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor's other clients and the owners, officers or employees of any such firm, on the one hand, and CMA's clients, on the other hand. As means of performing this assessment, CMA will require various reports and notices from the vendor, as well as periodic audits of the vendor's voting record and other due diligence.

     - ISS shall provide proxy analysis and record keeping services in addition to voting proxies on behalf of CMA in accordance with this Policy.

     - On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in all accounts over which CMA has voting authority. Information regarding equity holdings for international portfolio shall be sent weekly.

     - ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be promptly noted and resolved by ISS, with notice to CMA.

     - Whenever a vote is solicited, ISS shall execute the vote according to CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section IV.A.

     - If ISS is not sure how to vote a particular proxy, then ISS will issue a request for voting instructions to CMA over a secure website. CMA personnel shall check this website regularly. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's understanding of the Voting Guidelines previously delivered to ISS. CMA shall promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

     - Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

     - ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

VI. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in CMA's Form ADV. Upon receipt of a Client's request for more information, CMA will provide to the Client a copy of this Policy and/or how CMA voted proxies for the Client pursuant to this Policy for up to a one-year period.

                        COLUMBIA SMALL CAP GROWTH FUND I
               (FORMERLY KNOWN AS COLUMBIA SMALL CAP GROWTH FUND)
                                  (THE "FUND")

      SUPPLEMENT TO THE PROSPECTUS DATED JANUARY 1, 2005 (THE "PROSPECTUS")

      The Prospectus is hereby supplemented with the following information:

      1. The name of the Fund on the front cover of the Prospectus is revised to read "Columbia Small Cap Growth Fund I."

      2. The date on the front cover of the Prospectus is revised to read "________________, 2005."

      3. The "Calendar Year Total Returns" and "Average Annual Total Returns" tables in the section entitled "Performance History" are updated and restated in their entirety as follows:

CALENDAR YEAR TOTAL RETURNS

CLASS Z

1997       1998       1999       2000        2001       2002      2003         2004
34.10%     4.69%      59.15%     5.85%       -14.19%    -26.58%   44.29%       [  ]

                                    For period shown in bar chart:
                                    Best quarter: [Fourth Quarter 1999, +50.27%]
                                    Worst quarter: [Third Quarter 2001, -25.64%]

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                                                                                    LIFE OF
                                                                            1 YEAR      5 YEARS       FUND
Class Z (%)
     Return Before Taxes                                                     [____]      [____]        [____]
     Return After Taxes on Distributions                                     [____]      [____]        [____]
     Return After Taxes on Distributions and Sale of Fund Shares             [____]      [____]        [____]
Russell 2000 Growth Index (%)                                                [____]      [____]     [____(1)]
Russell 2000 Index (%)                                                       [____]      [____]     [____(1)]

(1) Performance information is from September 30, 1996.

      4. The following sentence is added to the section entitled "Performance History":

      Year-to-date performance through ____________, 2005 for the following share classes of the Fund were as follows:

                                 Class Z -- ___%

      5. The information in the charts under the headings "Annual Fund Operating Expenses" and "Example Expenses" is being replaced in its entirety with the following:

UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain the same

- Reinvestment of all dividends and distributions

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                 CLASS Z
Management fee (4)(%)                            [0.86]
Distribution and service (12b-1) fees (%)         [0.0]
Other expenses (5)(%)                            [0.16]
Total annual fund operating expenses (%)         [1.02]

      (4) Management fees have been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

      (5) Other expenses have been adjusted for new contracts November 1, 2003.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


                                        1 YEAR       3 YEARS      5 YEARS      10 YEARS
Class Z                                 [$104]        [$325]       [$563]      [$1,248]

      6. The section entitled, "Financial Highlights," is updated and restated in its entirety as follows:

Selected data for a share outstanding throughout each period is as follows:

                           (UNAUDITED)
                            SIX MONTHS                          PERIOD
                              ENDED             YEAR ENDED       ENDED                   YEAR ENDED DECEMBER 31,
                           FEBRUARY 28,         AUGUST 31,     AUGUST 31,      -------------------------------------------
CLASS Z SHARES                 2005                2004         2003 (a)       2002 (b)       2001       2000       1999
-------------------------  ------------         ----------     ----------      --------     --------   --------   --------
NET ASSET VALUE,
  BEGINNING OF PERIOD      $      21.32         $    21.62     $    16.30      $  22.20     $  25.87   $  27.26   $  17.43
                           ------------         ----------     ----------      --------     --------   --------   --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment loss             (0.12)(c)          (0.24)(c)      (0.13)(c)     (0.17)(c)    (0.13)     (0.10)     (0.14)
  Net realized and
   unrealized gain
   (loss) on investments           3.92              (0.06)          5.45         (5.73)       (3.54)      1.75      10.45
                           ------------         ----------     ----------      --------     --------   --------   --------
  Total from Investment
   Operations                      3.80              (0.30)          5.32         (5.90)       (3.67)      1.65      10.31
                           ------------         ----------     ----------      --------     --------   --------   --------
LESS DISTRIBUTIONS:
  From net realized gains            --                 --             --            --           --      (3.04)     (0.48)
                           ------------         ----------     ----------      --------     --------   --------   --------
NET ASSET VALUE, END OF
  PERIOD                   $      25.12         $    21.32     $    21.62      $  16.30     $  22.20   $  25.87   $  27.26
  Total return (d)                17.82%(e)          (1.39)%        32.64%(e)    (26.58)%     (14.19)%     5.85%     59.15%
                           ------------         ----------     ----------      --------     --------   --------   --------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (in thousands)   $    261,927         $  543,016     $  637,616      $493,031     $617,966   $518,970   $290,374
  Ratio of operating
   expenses to average
   net assets (f)                  1.20%(g)           1.18%          1.28%(g)      1.24%        1.23%      1.22%      1.30%
     Ratio of interest
     expense to average
         net assets                  -- %(g)(h)         --             --            --           --         --         --
Ratio of total
    expenses to average
    net assets (f)                 1.20%(g)           1.18%          1.28%(g)      1.24%        1.23%      1.22%      1.30%
       Ratio of net
     investment loss to
   average net assets (f)         (1.02)%(g)         (1.01)%        (1.09)%(g)    (0.90)%      (0.71)%    (0.44)%    (0.84)%
  Portfolio turnover rate            70%(e)            118%            79%(e)       109%         129%       145%       188%
                           ------------         ----------     ----------      --------     --------   --------   --------

      (a)   The Fund changed its fiscal year end from December 31 to August 31.

      (b) On November 1, 2002, the existing Fund shares were renamed Class Z shares.

      (c) Per share data was calculated using average shares outstanding during the period.

      (d) Total return at net asset value assuming all distributions reinvested.

      (e)   Not annualized.

      (f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

      (g)   Annualized.

      (h)   Rounds to less than 0.01%.

      7. The information under the heading "For More Information - Investment Company Act file number" is revised as follows:

            Columbia Funds Series Trust I: 811-4367

                  -     Columbia Small Cap Growth Fund I

      8. As discussed in greater detail in earlier supplements, on March 15, 2004, Columbia Management Advisors, Inc. ("Columbia Management"), the Fund's adviser, and Columbia Funds Distributor, Inc. ("CFD") the distributor of the Fund's shares (collectively, "Columbia"), entered into agreements in principle with the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") to resolve the proceedings brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds.

On February 9, 2005, Columbia entered into an Assurance of Discontinuance with the NYAG (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order" and together, the "Settlements"). The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle.

Under the terms of the SEC Order, Columbia has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review Columbia's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the settlement amounts will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with Columbia and the Fund's independent trustees and not unacceptable to the staff of the SEC. More specific information on the distribution plan will be communicated at a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia Funds, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

A copy of the SEC Order will be available on the SEC's website at http://www.sec.gov. A copy of the NYAG Settlement will be available as part of the Bank of America Corporation Form 8-K filing on or about February 10, 2005.

      9. The section entitled "Managing the Fund - Portfolio Manager" is replaced in its entirety with the following:

PORTFOLIO MANAGER

Mr. Kenneth A. Korngiebel, CFA, a Senior Vice President of Columbia Management manages the Fund and is responsible for implementing and maintaining the investment themes and strategies of the Fund. Mr. Korngiebel joined Columbia in 1996 and has managed the Fund since June 2004.

      10. The Prospectuses are hereby supplemented with the following information relating to hypothetical investment and expense information:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

      The following supplemental hypothetical investment information provides additional information about the effect of the expenses of each Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Fund's assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested and that Class B shares and Class G shares converts to Class A shares and Class T shares, respectively, after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any fee waiver or expense reimbursement. Your actual costs may be higher or lower.

COLUMBIA SMALL CAP GROWTH FUND I - Z

                             ANNUAL EXPENSE RATIO
                                    1.02%
        CUMULATIVE RETURN    HYPOTHETICAL YEAR-END                                   HYPOTHETICAL YEAR        ANNUAL
         BEFORE FEES AND        BALANCE BEFORE            CUMULATIVE RETURN          END BALANCE AFTER       FEES AND
YEAR        EXPENSES          FEES AND EXPENSES        AFTER FEES AND EXPENSE        FEES AND EXPENSES       EXPENSES
1             5.00%                $10,500.00                   3.98%                    $10,398.00          $  104.03
2            10.25%                $11,025.00                   8.12%                    $10,811.84          $  108.17
3            15.76%                $11,576.25                  12.42%                    $11,242.15          $  112.48
4            21.55%                $12,155.06                  16.90%                    $11,689.59          $  116.95
5            27.63%                $12,762.82                  21.55%                    $12,154.83          $  121.61
6            34.01%                $13,400.96                  26.39%                    $12,638.60          $  126.45
7            40.71%                $14,071.00                  31.42%                    $13,141.61          $  131.48
8            47.75%                $14,774.55                  36.65%                    $13,664.65          $  136.71
9            55.13%                $15,513.28                  42.09%                    $14,208.50          $  142.15
10           62.89%                $16,288.95                  47.74%                    $14,774.00          $  147.81

TOTAL GAIN BEFORE FEES AND
  EXPENSES                         $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                       $ 4,774.00
TOTAL ANNUAL FEES AND EXPENSES                                                                               $1,247.84

      11. Columbia Funds Distributor, Inc. (the Funds' distributor) and Columbia Funds Services, Inc. (the Funds' transfer agent) have changed their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.

      12. The section entitled "Eligible Investors" is revised in its entirety as follows:

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.

IMPORTANT THINGS TO CONSIDER WHEN DECIDING ON A CLASS OF SHARES:

Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.

Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by an intermediary. Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.

Eligible Investors and their applicable investment minimums are as follows:

No minimum initial investment

- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

- Any group retirement plan, including defined benefit and defined contribution plans such as: 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of a Fund's transfer agent;

- Any investor purchasing through a Columbia Management Group state tuition plan organized under Section 529 of the Internal Revenue Code; or

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

$1,000 minimum initial investment

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (CMD) (i) who holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by CMD;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by CMD;

- Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;

- Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $1,000 minimum investment requirement);

- Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; or

- Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.

The Funds reserve the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Funds also reserve the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

[Control #]                                                   [Date]

COLUMBIA SMALL CAP GROWTH FUND*                    Prospectus, January 1, 2005

Formerly Columbia Small Cap Fund

CLASS Z SHARES

Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   4
Your Expenses........................................   6

YOUR ACCOUNT                                            7
---------------------------------------------------------
How to Buy Shares....................................   7
Eligible Investors...................................   8
Sales Charges........................................   9
How to Exchange Shares...............................   9
How to Sell Shares...................................  10
Fund Policy on Trading of Fund Shares................  11
Other Information About Your Account.................  12

MANAGING THE FUND                                      15
---------------------------------------------------------
Investment Advisor...................................  15
Portfolio Manager....................................  15

FINANCIAL HIGHLIGHTS                                   16
---------------------------------------------------------

Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

 *EFFECTIVE MARCH 1, 2002, THIS FUND WAS CLOSED TO NEW INVESTORS.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the S&P SmallCap 600 Index.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
In seeking to achieve its investment objective, the Fund will focus on growth stocks. There is no minimum aggregate market valuation for a company to be considered an appropriate investment for the Fund. The Fund may also invest up to 20% of its net assets in larger-cap stocks when the Fund's investment advisor believes they offer capital appreciation potential that is generally comparable to small-cap stocks.

The Fund may invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures), certain options and financial futures contracts (derivatives). The Fund may also invest in foreign securities, including American Depositary Receipts.

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as noted otherwise, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time.

----
 2

THE FUND

Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Sector risk is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stockholders but after holders of any senior debt obligations of the company.

                                                                            ----

THE FUND

Consequently, the issuer's convertible securities generally entail less risk than its common stock but more risk than its debt obligations.

The Fund may also invest in stock futures and option contracts, which are traditional types of derivatives. A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Losses (or gains) involving derivatives can sometimes be substantial. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that generally can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives, on the other hand, tend to be more specialized or complex and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risk. The Fund will not use derivatives for speculative purposes or as leveraged investment that may magnify gains or losses.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of broad measures of market performance for 1 year, 5 years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each complete calendar year in the life of the Fund. They include the effects of Fund expenses.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and life of the Fund periods. They include the effects of Fund expenses.

              The Fund's returns are compared to the Russell 2000 Index and the Russell 2000 Growth Index. The Russell 2000 Index is an unmanaged index generally considered representative of the market for small domestic stocks. The Russell 2000 Growth
              Index measures the performance of those Russell 2000
              companies with higher price-to-book ratios and higher
              forecasted growth values. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
             -------------------------------------------------------------------

----
 4

THE FUND

CALENDAR YEAR TOTAL RETURNS (CLASS Z)

                                  (BAR CHART)

                                                        34.10%      4.69%     59.15%      5.85%                           44.29%
                                                                                                    -14.19%    -26.58%
                        1994       1995       1996       1997       1998       1999       2000       2001       2002       2003


                                                          For period shown in bar chart:
            The Fund's year-to-date total return through  Best quarter: 4th quarter 1999, +50.27%
            September 30, 2004 (Class Z) was -3.91%.      Worst quarter: 3rd quarter 2001, -25.64%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2003

                                                              INCEPTION                                         LIFE OF
                                                                DATE            1 YEAR          5 YEARS         THE FUND
Class Z (%)                                                   10/1/1996
  Return Before Taxes                                                            44.29           8.90            12.27
  Return After Taxes on Distributions                                            44.29           7.99            11.35
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                                         28.79           7.24            10.32
------------------------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index (%)                                                    48.54           0.86             2.59(1)
------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index (%)                                                           47.25           7.13             8.24(1)

 (1) Performance information is from September 30, 1996.

                                                                            ----

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
UNDERSTANDING EXPENSES

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees and other administrative costs including pricing and custody services.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions
             -------------------------------------------------------------------

SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                              0.00
-------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                                    0.00
-------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount redeemed, if
applicable)                                                          (3)

 (2) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (3) There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

Management fee (%)                                                   1.00
-------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                            0.00
-------------------------------------------------------------------------
Other expenses(4) (%)                                                0.16
-------------------------------------------------------------------------
Total annual fund operating expenses(4) (%)                          1.16

 (4) Restated to reflect changes in contractual rates for transfer agency and bookkeeping services effective November 1, 2003.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $118     $368       $638     $1,409

----
 6

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
The Fund is closed to new investors. The Fund will accept additional investments under the conditions described below:

- Current shareholders in the Fund -- whether directly through a personal account, as a beneficial owner of shares held in someone else's name, or through an intermediary such as a financial advisor or fund supermarket -- may continue to purchase shares in the Fund and reinvest dividends and capital gains distributions.

- Existing direct shareholders in the Fund may open a new account in the Fund provided they use the same Social Security number.

- An employee benefit plan that is an existing Fund shareholder may continue to buy shares even for new plan participants.

- All direct clients of Columbia Management Advisors, Inc. (Columbia Management) and its affiliates may invest in the Fund, unless Columbia Management deems that their investment will adversely affect its ability to manage the Fund. Retirement plan participants initiating a transfer or rollover from an employee benefit plan that holds shares of the Fund may open a new IRA in the Fund.

- A director, officer or employee of Columbia Management and its affiliates, and members of their immediate family, may invest in the Fund, unless Columbia Management deems that their investment will adversely affect its ability to manage the Fund.

- An employee benefit plan sponsored by an institution that also sponsors (or is an affiliate of an institution that sponsors) another employee benefit plan account that is a Fund shareholder may invest in the Fund.

- If, in the judgement of Columbia Management, an investment would not adversely affect its ability to manage the Fund.

Columbia Management believes that permitting the additional investments described above would not adversely affect its ability to manage the Fund effectively. Columbia Management reserves the right to re-open the Fund to new investors or to modify the extent to which future sales of shares are limited.

For investors described in the categories above, your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with Columbia Funds Services, Inc. or your brokerage firm or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

                                                                            ----

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of the New York Stock
                       Exchange (NYSE), usually 4:00 p.m. Eastern time. Your
                       financial advisor may charge you fees for executing the
                       purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts send a completed application and check made
(new account)          payable to the Fund and mailed to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts fill out and return the additional
(existing account)     investment stub included in your quarterly statement, or
                       send a letter of instruction including your Fund name and
                       account number with a check made payable to the Fund and
                       mailed to Columbia Funds Services, Inc., P.O. Box 8081,
                       Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class or Class A of the Fund at no
                       additional cost. There may be an additional charge if
                       exchanging from a money market fund. To exchange by
                       telephone, call 1-800-422-3737. Please see "How to Exchange
                       Shares" for more information.
-----------------------------------------------------------------------------------
By wire                You may purchase shares by wiring money from your bank
                       account to your Fund account. To wire funds to your Fund
                       account, call 1-800-422-3737 for wiring instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares by electronically transferring money
funds transfer         from your bank account to your Fund account by calling
                       1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good
                       form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You can make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You can select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You can purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       fund shares of the same class at no additional cost. You
                       must have a current balance of at least $5,000 in the fund the money is coming from. Exchanges will continue so long as your fund balance is sufficient to complete the transfers.
                       You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling
                       1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (CFDI) (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchase certain no-load shares of funds merged with funds distributed by CFDI;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by CFDI; and

- Any employee (or family member of an employee) of FleetBoston Financial Corporation or its subsidiaries.

----
 8

YOUR ACCOUNT

   $100,000 minimum initial investment

- Clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and

- Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

- Any client of Fleet National Bank or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet National Bank or the subsidiary);

- A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from CFDI or through a third-party broker-dealer;

- Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan, however, each investment requires a $25 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Your Account -- Fund Policy on Trading of Fund Shares" in this Prospectus for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification number available when calling.

                                                                            ----

YOUR ACCOUNT

HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares by exchanging from the Fund into Class Z shares or Class A shares of
                       another fund distributed by Columbia Funds Distributor, Inc.
                       at no additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period.
                       You do not need to set up this feature in advance of your
                       call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                       address below. In your letter of instruction, note the
                       Fund's name, share class, account number, and the dollar
                       value or number of shares you wish to sell. All account
                       owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution that participates in the Medallion Signature Guarantee Program for amounts
                       over $100,000 or for alternate payee or mailing
                       instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                       1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081
-----------------------------------------------------------------------------------
By wire                You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                       telephone request. Be sure to complete the appropriate
                       section of the account application for this feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares and request that the proceeds be
funds transfer         electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                       must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

----
 10

YOUR ACCOUNT

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Directors of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

                                                                            ----

YOUR ACCOUNT

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday). Shares are not priced on days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund may hold securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of shares of the Fund in most major daily newspapers under the caption "Columbia" and by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES Share certificates are not available for shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

----
 12

YOUR ACCOUNT

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less

             -------------------------------------------------------------------
UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS The Fund declares and pays dividends at least annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund, and subsequent distributions will be reinvested.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution

                                                                            ----

YOUR ACCOUNT

which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

----
 14

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Directors. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate annualized advisory fees paid to Columbia Management by the Fund amounted to 1.00% of average daily net assets of the Fund.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
KENNETH A. KORNGIEBEL, a Senior Vice President of Columbia Management, and TRENT
E. NEVILLS, a Vice President of Columbia Management, co-manage the Fund and are responsible for implementing and maintaining the investment themes and strategies of the Fund.

Mr. Korngiebel joined Columbia Management in 1996 and has co-managed the Fund since June 2004. Mr. Nevills joined Columbia Management in 2003 and has co-managed the Fund since June 2004. Previously, he was a portfolio manager and principal partner at QED Capital Management from 2000 to 2003. He was a portfolio manager and assistant vice president for Federated Investors from 1999-2000 and an equity analyst from 1997 to 1999.

                                                                            ----

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's Class Z financial performance for the periods indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

THE FUND

                                           YEAR ENDED    PERIOD ENDED
                                           AUGUST 31,     AUGUST 31,                       YEAR ENDED DECEMBER 31,
                                              2004         2003(A)          2002(B)          2001           2000           1999
                                            Class Z       Class Z           Class Z        Class Z        Class Z        Class Z
                                             -------        -------         -------        -------        -------        -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                        21.62          16.30           22.20          25.87          27.26          17.43
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss                          (0.24)(c)      (0.13)(c)       (0.17)(c)      (0.13)         (0.10)         (0.14)
  Net realized and unrealized gain
  (loss) on investments                        (0.06)          5.45           (5.73)         (3.54)          1.75          10.45
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations               (0.30)          5.32           (5.90)         (3.67)          1.65          10.31
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS ($):
  From net realized gains                         --             --              --             --          (3.04)         (0.48)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                              21.32          21.62           16.30          22.20          25.87          27.26
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(d)                            (1.39)         32.64(e)       (26.58)        (14.19)          5.85          59.15
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ($)        543,016        637,616         493,031        617,966        518,970        290,374
Ratio of expenses to average net assets
(%)(f)                                          1.18           1.28(g)         1.24           1.23           1.22           1.30
Ratio of net investment loss to average
net assets (%)(f)                              (1.01)         (1.09)(g)       (0.90)         (0.71)         (0.44)         (0.84)
Portfolio turnover rate (%)                      118             79(e)          109            129            145            188

 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Total return at net asset value assuming all distributions reinvested.

 (e) Not annualized.

 (f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (g) Annualized.

----
 16

NOTES

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 18

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. These reports contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Fund's Statement of Additional Information and the Fund's website (www.columbiafunds.com) include a description of the Fund's policies with respect to disclosure of its portfolio holdings.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Small Cap Growth Fund, Inc.: 811-07671 (formerly Columbia Small Cap Fund, Inc.)

--------------------------------------------------------------------------------

(ColumbiaFunds Logo)

Advised by Columbia Management Advisors

(C)2004 Columbia Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621
800.426.3750  www.columbiafunds.com                             172-01/773T-1204

                     COLUMBIA INTERNATIONAL STOCK FUND, INC.
                       COLUMBIA MID CAP GROWTH FUND, INC.
                      COLUMBIA SMALL CAP GROWTH FUND, INC.
                     COLUMBIA REAL ESTATE EQUITY FUND, INC.
                         COLUMBIA TECHNOLOGY FUND, INC.
                     COLUMBIA STRATEGIC INVESTOR FUND, INC.
                          COLUMBIA BALANCED FUND, INC.
                    COLUMBIA OREGON MUNICIPAL BOND FUND, INC.
                         COLUMBIA HIGH YIELD FUND, INC.
                       A SERIES OF COLUMBIA FUNDS TRUST I
                       STATEMENT OF ADDITIONAL INFORMATION
                                __________, 2005

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of each of the following 9 mutual funds: Columbia International Stock Fund, Inc. (the "International Stock Fund" or "CISF"), Columbia Mid Cap Growth Fund, Inc. formerly Columbia Special Fund, Inc. (the "Mid Cap Growth Fund" or "CMCG"), Columbia Small Cap Growth Fund, Inc. formerly Columbia Small Cap Fund, Inc. (the "Small Cap Growth Fund" or "CSCG"), Columbia Real Estate Equity Fund, Inc. (the "Real Estate Fund" or "CREF"), Columbia Technology Fund, Inc. (the "Technology Fund" or "CTF"), Columbia Strategic Investor Fund, Inc. formerly Columbia Strategic Value Fund, Inc. (the "Strategic Investor Fund" or "CSIF"), Columbia Balanced Fund, Inc. (the "Balanced Fund" or "CBF"), Columbia Oregon Municipal Bond Fund, Inc. (the "Oregon Municipal Bond Fund" or "CMBF"), and Columbia High Yield Fund, Inc. (the "High Yield Fund" or "CHYF") (each a "Fund" and together the "Funds"). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Fund dated ____________, 2005. This SAI should be read together with each Fund's Prospectus, and the most recent Annual Report dated August 31, 2005 and Semiannual Report dated February 28, 2005. Investors may obtain a free copy of each Fund's Prospectus and Annual Report and Semiannual Report from Columbia Management Distributors, Inc. (CMD), One Financial Center, Boston, MA 02111-2621 or by calling 1-800-426-3750. The financial statements and Report of the Independent Registered Public Accounting Firm appearing in the Predecessor Fund's August 31, 2005 Annual Report and the financial statements appearing in each Fund's February 28, 2005 Semiannual Report are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by CMD generally and additional information about certain securities and investment techniques described in each Fund's Prospectuses.

TABLE OF CONTENTS

        PART 1                                                                                       PAGE
DEFINITIONS............................................................................................b
ORGANIZATION AND HISTORY...............................................................................b
INVESTMENT GOALS AND POLICIES..........................................................................b
FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES....................................................b
PORTFOLIO TURNOVER.....................................................................................d
FUND CHARGES AND EXPENSES..............................................................................d
PORTFOLIO MANAGERS.....................................................................................l
CUSTODIAN OF THE FUND.................................................................................gg
INDEPENDENT REGISTERED PULIC ACCOUNTING FIRM..........................................................gg


                                     PART 1
                     COLUMBIA INTERNATIONAL STOCK FUND, INC.
                       COLUMBIA MID CAP GROWTH FUND, INC.
                      COLUMBIA SMALL CAP GROWTH FUND, INC.
                     COLUMBIA REAL ESTATE EQUITY FUND, INC.
                         COLUMBIA TECHNOLOGY FUND, INC.
                     COLUMBIA STRATEGIC INVESTOR FUND, INC.
                          COLUMBIA BALANCED FUND, INC.
                    COLUMBIA OREGON MUNICIPAL BOND FUND, INC.
                         COLUMBIA HIGH YIELD FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION
                               _____________, 2005

DEFINITIONS

      "Trust"           Columbia Funds Trust I
      "CISF"            Columbia International Stock Fund
      "CMCG"            Columbia Mid Cap Growth Fund, Inc.
      "CSCG"            Columbia Small Cap Growth Fund, Inc.
      "CREF"            Columbia Real Estate Equity Fund, Inc.
      "CTF"             Columbia Technology Fund, Inc.
      "CSIF"            Columbia Strategic Investor Fund, Inc.
      "CBF"             Columbia Balanced Fund, Inc.
      "CMBF"            Columbia Oregon Municipal Bond Fund, Inc.
      "CHYF"            Columbia High Yield Fund, Inc.
      "Advisor"         Columbia Management Advisors, Inc., each Fund's
                        investment advisor
      "CMD"             Columbia Management Distributors, Inc. each Fund's
                        distributor
      "CMS"             Columbia Management Services, Inc., each Fund's
                        shareholder services and transfer agent

ORGANIZATION AND HISTORY
Each Fund, other than the Oregon Municipal Bond Fund and the Columbia Technology Fund, is an open-end management diversified investment company. The Oregon Municipal Bond Fund and the Columbia Technology Fund are "non-diversified," which means that they may invest a greater percentage of their assets in the securities of a single issuer than the other Funds. The Funds, except the International Stock Fund, are organized as Oregon corporations. The International Stock Fund is expected to commence investment operations as a series of the Trust on October 7, 2005. Prior to October 7, 2005 (the "Fund Reorganization Date"), the Fund was organized as an Oregon corporation (the "Predecessor Fund") that commenced investment operations in 1992. The information provided for The International Stock Fund in this SAI for periods prior to the Fund Reorganization Date relates to the Predecessor Fund.


[INVESTMENT GOALS AND POLICIES
Each Prospectus describes the investment goal and investment strategies and risks of each Fund to which it pertains. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Funds. Part 2 contains, among other things additional information about the following securities and investment techniques that may be utilized by the Funds, unless otherwise noted, subject to any restrictions described in Part 1 of this SAI:

      Custody Receipts and Trust Certificates (the Asset Allocation Fund only) Short-Term Trading
      Small Companies (the Small Cap and Small Company Funds only)
      Common Stock, Preferred Stock and Warrants
      Foreign Securities
      Other Investment Companies
      Money Market Instruments
      Securities Loans


                                       b

      Forward Commitments
              *When-Issued" Securities (the Large Cap Core, Dividend,
               International and Small Cap Funds only)
              *Delayed Delivery* Securities (the Large Cap Core, Dividend and
               small Cap Funds only)
      Mortgage Dollar Rolls (the Asset Allocation Fund only)
      REITs
      Mortgage-Backed Securities (the Asset Allocation Fund only)
      Non-Agency Mortgage-Backed Securities (the Asset Allocation Fund only) Asset-Backed Securities (the Asset Allocation Fund only)
      Repurchase Agreements
      Reverse Repurchase Agreements
      Options on Securities
      Futures Contracts and Related Options
      Swap Agreements (Swaps, Caps, Collars and Floors)
      Foreign Currency Transactions
      Rule 144A Securities
      Variable and Floating Rate Obligations
      Convertible Securities
      Yankee Obligations
      American, European, Continental and Global Depositary Receipts
              (except that only the Large Cap Core, International, Small Cap and Dividend Funds may invest in GDRs)

Except as indicated below under "Fundamental and Non-Fundamental Investment Policies," the Funds' investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.]

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940, as amended (1940 Act), provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

Each Fund may not, as a matter of fundamental policy:

1. Underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.

2. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

3. Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. With the exception of the Real Estate Fund, which will invest at least 65% of the value of its total assets in securities of companies principally engaged in the real estate industry, purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental

                                       c
         investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

7. With the exception of the Oregon Municipal Bond Fund and the Columbia Technology Fund, purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

NON-FUNDAMENTAL INVESTMENT POLICIES
The following non-fundamental investment policies may be changed without shareholder approval:

(1) The Funds, except the Oregon Municipal Bond Fund, may not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

(2) Under normal market conditions, no more than 25% of International Stock Fund's assets may be committed to the consummation of currency exchange contracts.

(3) The Mid Cap Growth Fund may not invest less than 80% of its assets in the stocks of mid-cap companies (those stocks with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Mid Cap Index), except when the Fund is taking a temporary defensive position due to a determination by the Fund's Advisor that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities.

(4) The Small Cap Growth Fund may not invest less than 80% of its assets in the stocks of small-cap companies (those stocks with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the S&P SmallCap 600 Index), except when the Fund is taking a temporary defensive position due to a determination by the Fund's Advisor that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the 1940 Act's diversification requirement, an issuer is the entity whose revenues support the security.

PORTFOLIO TURNOVER
Portfolio turnover is included in each Fund's Prospectuses under "Financial Highlights." The Funds may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with the Fund's investment goal. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover may cause Funds to realize capital gains which, if realized and distributed by Funds, may be taxable to shareholders as ordinary income. High portfolio turnover in each of the Fund's portfolio may result in correspondingly greater brokerage commissions and other transaction costs, which would be borne directly by the Funds.

FUND CHARGES AND EXPENSES
Information regarding the advisory fee payable to the Advisor including any waivers or offsets applicable to such Fund is set forth in the prospectus for each Fund.

Effective February 9, 2005, pursuant to an amendment to the Investment Management Agreement with the Advisor, the advisory fee for the following Funds is calculated as a percentage of net assets that declines as net assets increase and is as follows:

                                       d


      International Stock Fund               0.870% of the Fund's first $500 million of net assets;
                                             0.820% of next $500 million of net assets;
                                             0.770% of next $500 million of net assets;
                                             0.720% of next $1.5 billion of net assets;
                                             0.700% of next $3 billion of net assets; and
                                             0.680% of net assets in excess of $6 billion.

      Mid Cap Growth Fund                    0.820% of the Fund's first $500 million of net assets;
                                             0.750% of next $500 million of net assets;
                                             0.720% of next $500 million of net assets; and
                                             0.670% of net assets in excess of $1.5 billion.

      Small Cap Growth Fund                  0.870% of the Fund's first $500 million of net assets;
                                             0.820% of next $500 million of net assets; and
                                             0.770% of net assets in excess of $1 billion.

      Technology Fund                        0.870% of the Fund's first $500 million of net assets;
                                             0.820% of next $500 million of net assets; and
                                             0.770% of net assets in excess of $1 billion.

      High Yield Fund                        0.600% of the Fund's first $500 million of net assets;
                                             0.550% of next $500 million of net assets;
                                             0.520% of next $500 million of net assets; and
                                             0.490% of net assets in excess of $1.5 billion.

Previously, the Advisor had, with respect to the period from November 1, 2004 to February 9, 2005, waived a portion of its fees, so that it retained fees at the rates shown above.

Prior to November 1, 2004, the advisory fee for the following Funds was calculated as a percentage of net assets that declined as net assets increased and was as follows:

   International Stock Fund                  1.000% of the Fund's first $200 million of net assets;
                                             1.000% of the next $300 million of net assets;
                                             0.950% of the next $500 million of net assets; and
                                             0.900% of net assets in excess of $1 billion.

   Mid Cap Growth Fund                       1.000% of the Fund's first $200 million of net assets;
                                             1.000% of the Fund's next $300 million of net assets
                                             0.750% of the next $500 million of net assets; and
                                             0.750% of net assets in excess of $1 billion.

Additionally, the Advisor had voluntarily agreed to waive a portion of its investment advisory fee for the International Stock Fund at an annual rate of 0.10% of the average daily net assets for the period September 1, 2004 through October 31, 2004. The annualized effective rate of this waiver is 0.03%.

Columbia Management Services, Inc. ("CMS") acts as transfer agent and dividend crediting agent for each Fund. Its address is P.O. Box 1722, Boston, Massachusetts 02105-1722. CMS has retained the services of Boston Financial Data Services to assist it in performing its transfer agent functions. It records and disburses dividends for the Funds. Each Fund pays the transfer agent an annual charge per open account as follows:

         Equity Funds               $28.00
         Fixed Income Funds         $34.00
         Money Market Funds         $33.50

Each Fund will also pay for certain reimbursable out-of-pocket expenses as set forth in the agreement. There is no minimum aggregate fee payable by any Fund to CMS for transfer agent services. For certain classes of certain Funds, CMS has agreed to waive transfer agency fees in amounts and for periods more fully described in the relevant prospectus.



                                       e

Columbia Management Distributor, Inc. fka Liberty Funds Distributor, Inc. ("CMD"), a registered securities broker and a member of the National Association of Securities Dealers, Inc., whose address is One Financial Center Boston, MA 02111-2621, is the principal underwriter for the Funds, and is authorized under a distribution agreement with each Fund to sell shares of the Fund. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized financial services firms ("FSFs") or investors.

The Advisor, CMD and CMS are wholly owned subsidiaries of Columbia Management Group, Inc., which is an indirect wholly owned subsidiary of Bank of America Financial Corporation ("Bank of America"). Bank of America and its affiliates provide a wide range of banking, financial, and investment products and services to individuals and businesses. Their principal activities include customer and commercial banking, mortgage lending and servicing, trust administration, investment management, retirement plan services, brokerage and clearing services, securities underwriting, private and corporate financing and advisory activities, and insurance services.

RECENT FEES PAID TO THE ADVISOR, ADMINISTRATOR, CMD AND CMS
Advisory fees paid by each of the Funds for each of the last three fiscal years were as follows:

        FUND                                      2005           2004          2003*
        ----                                     ------      -----------   -----------
        International Stock Fund                  [$ }       $ 4,953,878   $ 1,398,948
        Mid Cap Growth Fund                       [$ }       $ 8,813,801   $ 5,318,563
        Small Cap Growth Fund                     [$ }       $ 7,019,787   $ 3,458,104
        Real Estate Fund                          [$ }       $ 7,214,201   $ 4,042,456
        Technology Fund                           [$ }       $   361,947   $    79,533
        Strategic Investor Fund                   [$ }       $ 2,576,915   $ 1,276,121
        Balanced Fund                             [$ }       $ 3,002,434   $ 2,135,099
        Oregon Municipal Bond Fund                [$ }       $ 2,338,697   $ 1,719,382
        High Yield Fund                           [$ }       $10,523,463   $ 4,977,940

        *The Funds changed their fiscal year end from December 31 to August 31 in 2003. Information provided is for the eight-month period ended August 31, 2003.

A portion of the Advisor's fees are used to pay financial intermediaries for services they provide to investors who invest in the Funds through such financial intermediary. For the fiscal year ended August 31, 2005, the fiscal period ended August 31, 2004 and the fiscal year ended December 31, 2003, the Advisor and its affiliates paid $_________, $6,264,897, and $2,206,111 respectively, to financial intermediaries on behalf of the Funds.

The Funds' 12b-1 Plan monthly service and distribution fees paid to CMD for the period ended August 31, 2005 were (Class C shares were not available until October 13, 2003):

                                              SERVICE FEE                                         DISTRIBUTION FEE
                                              -----------                                         ----------------
                            CLASS A   CLASS B   CLASS C   CLASS D   CLASS G   CLASS T    CLASS B    CLASS C    CLASS D    CLASS G
                            -------   -------   -------   -------   -------   -------    -------    -------    -------    -------
International Stock Fund     $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Mid Cap Growth Fund          $[ ]      $[ ]      $[ ]      $[ ]      $[ ]       $[ ]      $[ ]       $[ ]       $[ ]       $[ ]
Real Estate Equity Fund      $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Technology Fund              $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Strategic Investor Fund      $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Balanced Fund                $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Oregon Municipal Bond Fund   $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
High Yield Fund              $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --

The transfer agent fees paid to CMS for the fiscal year ended August 31, 2005 under each transfer agent agreement were $_______ for the International Stock Fund, $_________ for the Mid Cap Growth Fund, $_______ for the Small Cap Growth Fund, $_________ for the Real Estate Fund, $_______ for the Technology Fund, $_______ for the Strategic Investor Fund, $_________ for the Balanced Fund, $_______ for the Oregon Municipal Bond Fund and $_________ for the High Yield Fund. The transfer agent fees paid by the International Stock Fund, Mid Cap Growth Fund and Strategic Investor Fund are net of transfer agent fees waived by CMD.

The Advisor performs certain administrative services for the Funds pursuant to a Pricing, Bookkeeping and Fund Administration Agreement (the "Agreement"). Under the terms of the Agreement, the Advisor (a) provides fund accounting and financial reporting oversight of State Street Bank and Trust, who provides the daily fund accounting and financial reporting services; (b)


                                       f
maintains and preserves in a secure manner the accounting records of the Funds;
(c) provides fund administration, including daily prospectus, investment restrictions and 1940 Act compliance review, tax and distribution management, expense budgeting, performance reporting and statistical analysis, and board reporting; and (d) provides disaster planning. For the services rendered by the Advisor, each Fund has agreed to pay a minimum of $25,000 plus two basis points for fund accounting and $19,965 for financial reporting, with a maximum combined fee of $150,000. The Advisor will also be compensated for certain out-of-pocket expenses. The amount paid under this agreement to each of the Funds is set forth in the Funds' Annual Report, which is incorporated by reference into this Statement of Additional Information.

BROKERAGE COMMISSIONS

Total brokerage commissions paid (agency only) by each of the respective Funds for each of the last three fiscal years were:



FUND                                      2005          2004           2003*
----                                     ------      ----------      ----------
Common Stock Fund                         [$ ]       $2,038,302      $1,511,696
Growth Fund                               [$ ]       $3,656,405      $3,916,262
Mid Cap Growth Fund                       [$ ]       $4,568,079      $2,792,191
Small Cap Growth Fund                     [$ ]       $4,182,561      $2,274,813
Real Estate Fund                          [$ ]       $1,006,065      $1,359,961
Balanced Fund                             [$ ]       $1,984,251      $1,432,505
Technology Fund                           [$ ]       $1,103,735      $528,962
Strategic Investor Fund                   [$ ]       $1,457,139      $950,489
International Stock Fund                  [$ ]       $2,219,092      $576,027

         *The Funds changed their fiscal year end from December 31 to August 31 in 2003. Information provided is for the eight-month period ended August 31, 2003.

No agency brokerage commissions were paid by the Fixed Income Securities Fund, High Yield Fund, International Stock Fund, or the Oregon Municipal Bond Fund during the last three years. Of the commissions paid in 2005, the Mid Cap Growth Fund paid $_______, the Small Cap Growth Fund paid $_______, the Balanced Fund paid $_______, the Real Estate Fund paid $______, the Strategic Investor Fund paid $_______, and the Technology Fund paid $______ to acquire third-party research or products.

         At August 31, 2005, the Funds held securities of their regular brokers or dealers as set forth below:



FUND                                        BROKER/DEALER                                  VALUE
----                                        -------------                                  -----
INTERNATIONAL STOCK FUND                    AXA                                            [$          3,828,704 ]
                                            CREDIT SUISSE GROUP                            [$          2,393,572 ]
MID CAP GROWTH FUND                         E*Trade Group Inc                              [$          5,478,878 ]
SMALL CAP GROWTH FUND                       AFFILIATED MANAGERS GROUP                      [$          7,705,265 ]
REAL ESTATE EQUITY FUND                     NONE
TECHNOLOGY FUND                             NONE
STRATEGIC INVESTOR FUND                     JP MORGAN CHASE & CO                           [$          5,153,316 ]
                                            CITIGROUP INC                                  [$          3,027,700 ]
                                            MORGAN STANLEY                                 [$          2,536,500 ]
                                            PIPER JAFFRAY                                  [$          1,502,035 ]
                                            NOMURA HOLDINGS INC- ADR                       [$          1,388,000 ]
                                            MARSH & MCLENNAN CO INC                        [$          1,228,975 ]
                                            NIKKO CORDIAL CORP.                            [$            679,682 ]
BALANCED FUND                               CITIGROUP INC                                  [$          9,091,438 ]
                                            JP MORGAN CHASE & CO                           [$          8,980,658 ]
                                            MORGAN STANLEY                                 [$          6,274,903 ]
                                            MARSH & MCLENNAN CO INC                        [$          2,641,179 ]
                                            WACHOVIA CORP                                  [$          1,802,624 ]
                                            EDWARDS (A.G.)                                 [$          1,645,094 ]

                                       g

FUND                                        BROKER/DEALER                                  VALUE
----                                        -------------                                  -----
                                            E*TRADE GROUP INC.                             [$          1,255,748 ]
                                            MERRILL LYNCH & CO INC                         [$          1,011,960 ]
                                            LEHMAN BROTHERS HOLDINGS                       [$            812,800 ]
                                            GOLDMAN SACHS                                  [$            746,609 ]
OREGON MUNICIPAL BOND FUND                  NONE
COLUMBIA HIGH YIELD FUND                    NONE


Provided each Fund's Board of Directors is satisfied that the Fund is receiving the most favorable price and execution available, the Advisor may consider the sale of the Fund's shares as a factor in the selection of brokerage firms to execute its portfolio transactions. The placement of portfolio transactions with brokerage firms who sell shares of a Fund is subject to rules adopted by the National Association of Securities Dealers, Inc. The Advisor may use research services provided by and allocate purchase and sale orders for portfolio securities to certain financial institutions, including, to the extent permitted by law or order of the SEC, financial institutions that are affiliated with the Advisor, if the Advisor believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. During the years listed, the Funds periodically used Robertson Stephens and Fleet Institutional Trading, affiliated broker-dealers of the Advisor that were disbanded in 2004, to execute purchase and sale orders. During 2004 [and 2005], the Funds periodically used W.R. Hambrecht, an affiliated broker-dealer of the Advisor to execute purchase and sale orders.

The aggregate dollar amount of brokerage commissions paid to Robertson Stephens for the fiscal years 2002, 2003, and 2004 is as follows:

FUND                          2004           2003*         2002
----                        --------       --------      --------
Small Cap Growth Fund       $      0       $      0      $      0
Balanced Fund               $      0       $      0      $  9,330
Mid Cap Growth Fund         $      0       $      0      $      0
Growth Fund                 $      0       $      0      $  3,460
Real Estate Equity Fund     $      0       $      0      $      0
Strategic Investor Fund     $      0       $      0      $ 11,510
Common Stock Fund           $      0       $      0      $  2,020

         The aggregate dollar amount of brokerage commissions paid to Fleet Institutional Trading for fiscal years 2003 and 2004 is as follows:

FUND                          2004           2003*
----                        --------       --------
Balanced Fund               $              $      0
Strategic Investor Fund     $  5,125       $ 34,125
Common Stock Fund           $      0       $      0

*The Funds changed their fiscal year end from December 31 to August 31 in 2003.
     Information provided for 2003 is for the eight-month period ended August 31, 2003.

The aggregate dollar amount of brokerage commissions paid to W.R. Hambrecht for the fiscal years 2005 and 2004 are as follows:

FUND                             2005        2004
----                           -------     -------
Small Cap Growth Fund                      $1,365
Mid Cap Growth Fund                        $9,785
Growth Fund                                $25,250
Strategic Investor Fund                    $1,500


TRUSTEES AND TRUSTEES' FEES

Fund Complex consists of the following funds:

The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia


                                       h

Funds Trust VII, the series of Liberty Variable Investment Trust and 8 closed-end or interval management investment company portfolios (the "Liberty Funds").

The series of Columbia Funds Trust VIII, the series of Columbia Funds Trust IX, the series of Columbia Funds Trust XI and the series of SteinRoe Variable Investment Trust (the "Stein Roe Funds").

Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (the "All-Star Funds").

Columbia Management Multi-Strategy Hedge Fund, LLC.

Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust (the "Columbia Funds").

The series of The Galaxy Funds (the "Galaxy Funds").

The series of Columbia Acorn Trust and the series of Wanger Advisors Trust (the "Acorn Funds" and "WAT Funds," respectively).

The Advisor or its affiliates pay the compensation of all the officers of the funds in the Fund Complex advised by the Advisor, including the Trustees who are affiliated with the Advisor. For the fiscal year ended August 31, 2005 and the calendar year ended December 31, 2004, the Trustees received the following compensation for serving as Trustees:

                                                   Aggregate      Total Compensation from
                                Pension or        Compensation       the Columbia Fund
                                Retirement       from the Fund      Complex Paid to the
                             Benefits Accrued    for the Fiscal       Trustees for the
                             as Part of Fund       Year ended       Calendar Year Ended
         Trustee               Expenses (b)     August 31, 2005    December 31, 2004 (a)
         -------               ------------     ---------------    ---------------------
Douglas A. Hacker                  [ ]                [ ]                  115,500
Janet Langford Kelly               [ ]                [ ]                  101,500
Richard W. Lowry                   [ ]                [ ]                  128,150
William E. Mayer                   [ ]                [ ]                  133,150
Charles R. Nelson                  [ ]                [ ]                  155,073
John J. Neuhauser                  [ ]                [ ]                  143,568
Patrick J. Simpson(c)              [ ]                [ ]                   64,234
Thomas Stitzel                     [ ]                [ ]                  103,500
Thomas C. Theobald(d)              [ ]                [ ]                  110,250
Anne-Lee Verville(e)               [ ]                [ ]                  128,250
Richard L. Woolworth               [ ]                [ ]                   64,234

(a) As of December 31, 2004, the Fund Complex consisted of 127 open-end and 11 closed-end management investment company portfolios.

(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(c) During the fiscal year ended August 31, 2005, and the calendar year ended December 31, 2004, Mr. Simpson deferred $_____, $_____, $_____, $_____,
     $_____, $___, $_____ and $___ of his compensation from the Balanced Fund, Mid Cap Growth Fund, Small Cap Growth Fund, International Stock Fund, Real Estate Equity Fund, Technology Fund, High Yield Fund and Oregon Municipal Bond Fund, respectively, and $_______ of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Simpson's account under that plan was $_______.

(d) During the fiscal year ended August 31, 2005, and the calendar year ended December 31, 2004, Mr. Theobald deferred $_____, $_____, $_____, $_____,
     $_____, $___, $_____ and $___ of his compensation from the Balanced Fund, Mid Cap Growth Fund, Small Cap Growth Fund, International Stock Fund, Real Estate Equity Fund, Technology Fund, High Yield

     Fund and Oregon Municipal Bond Fund, respectively, and $_______ of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Theobald's account under that plan was $_______.

(e) During the fiscal year ended August 31, 2005, and the calendar year ended December 31, 2004, Ms. Verville deferred $_____, $_____, $_____, $_____,
     $_____, $___, $_____ and $___ of his compensation from the Balanced Fund, Mid Cap Growth Fund, Small Cap Growth Fund, International Stock Fund, Real Estate Equity Fund, Technology Fund, High Yield Fund and Oregon Municipal Bond Fund, respectively, and $_______ of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Verville's account under that plan was $_______.

ROLE OF THE BOARD OF TRUSTEES

The Trustees of the Funds are responsible for the overall management and supervision of the Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with service providers for the Fund and review the Fund's performance. The Trustees have created several committees to perform specific functions for the Fund. Mr. Theobald was elected Chairman of the Board of Trustees of the Trust (the "Board") effective December 2003.

AUDIT COMMITTEE

Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Funds and certain service providers. For the fiscal year ended August 31, 2005, the Audit Committee convened _________ times.

GOVERNANCE COMMITTEE

Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Fund. For the fiscal year ended August 31, 2005, the Governance Committee convened ______ times.

ADVISORY FEES & EXPENSES COMMITTEE

Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of the Board. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. For the fiscal year ended August 31, 2005, the Advisory Fees & Expenses Committee convened ______ times.

COMPLIANCE COMMITTEE

Ms. Kelly, Messrs. Nelson, Simpson and Stitzel and Ms. Verville are members of the Compliance Committee of the Board. Prior to May 10, 2005, Ms. Kelly, Messrs. Nelson and Simpson and Ms. Verville were members of the Compliance Committee of the Board. Prior to August 10, 2004, Ms. Kelly, Mr. Nelson and Ms. Verville were members of the Compliance Committee of the Board of Trustees of the Funds. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Trust. The Committee supervises legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Trust's investment adviser, principal underwriter and transfer agent. For the fiscal year ended August 31, 2005, the Compliance Committee convened _____ times.


                                       j

INVESTMENT OVERSIGHT COMMITTEES

Beginning in 2004, each Trustee of the Funds also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of Columbia funds and gives particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Fund Complex which they review:

         IOC #1:                     Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing funds in the following asset categories: Large Growth Diversified, Large Growth
                                     Concentrated, Small Growth, Outside Managed (i.e., sub-advised) and Municipal.

         IOC #2:                     Messrs. Hacker and Ms. Verville are responsible for reviewing funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed
                                     Income - Multi Sector, Fixed Income - Core and Young Investor.

         IOC#3:                      Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Large Value, Mid Cap Value, Small Value,
                                     Asset Allocation, High Yield and Money Market.

         IOC#4:                      Messrs. Nelson, Simpson and Woolworth are responsible for reviewing funds in the following asset categories: Large/Multi-Cap Blend, Mid Cap Growth, Small
                                     Growth, Asset Allocation, Specialty Equity and Taxable Fixed Income.

SHARE OWNERSHIP

The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004 (i) in the Fund and (ii) in the Funds in the Columbia Funds Complex.

                                                               Aggregate Dollar Range of
                                                              Equity Securities Owned in
                                  Dollar Range of                All Funds Overseen by
                            Equity Securities Owned in         Trustee in Columbia Funds
    Name of Trustee                  the Fund                           Complex
    ---------------                  --------                           -------
DISINTERESTED TRUSTEES
Douglas A. Hacker                      $[ ]                          Over $100,000
Janet Langford Kelly                   $[ ]                          Over $100,000
Richard W. Lowry                       $[ ]                          Over $100,000
Charles R. Nelson                      $[ ]                          Over $100,000
John J. Neuhauser                      $[ ]                          Over $100,000
Patrick J. Simpson                     $[ ]                          Over $100,000
Thomas E. Stitzel                      $[ ]                          Over $100,000
Thomas C. Theobald                     $[ ]                          Over $100,000
Anne-Lee Verville (a)                  $[ ]                          Over $100,000
Richard L. Woolworth                   $[ ]                          Over $100,000

INTERESTED TRUSTEES
William E. Mayer                       $[ ]                        $50,001 - $100,000

(a) Ms. Verville has elected to deter her compensation as a Trustee under the deferred compensation plan for Independent Trustees of the Fund Complex. The value of her deferred compensation is determined as if the amounts had been

                                       k
      invested, as of the date of deferral, in shares of one or more funds in the complex as specified by her. At December 31, 2004 the value of her deferred compensation account exceeded $100,000.

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Fund's portfolio managers managed as of May 31, 2005.


                        OTHER SEC-REGISTERED
PORTFOLIO MANAGER       OPEN-END AND CLOSED-END
                        FUNDS                        OTHER POOLED INVESTMENT
                                                     VEHICLES                     OTHER ACCOUNTS
----------------------- ------------ --------------- ------------ --------------- ------------ --------------
                        Number of    Assets          Number of    Assets          Number of    Assets
                        accounts                     accounts                     accounts
----------------------- ------------ --------------- ------------ --------------- ------------ --------------
Name[*]
----------------------- ------------ --------------- ------------ --------------- ------------ --------------
Name
----------------------- ------------ --------------- ------------ --------------- ------------ --------------
Name
----------------------- ------------ --------------- ------------ --------------- ------------ --------------

[* Information for Mr./Ms. [    ], who began managing the Predecessor Fund
after its fiscal year end, is as of [recent practicable date].]

See "Management -- Portfolio Transactions -- Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how the Adviser addresses potential conflicts of interest resulting from an individual's management of more than one account.

OWNERSHIP OF SECURITIES

The table below shows the dollar ranges of shares of the Predecessor Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio managers listed above at the end of the Predecessor Fund's most recent fiscal year:

Portfolio Manager                                       Dollar Range of Equity Securities  in the Fund
                                                        Beneficially Owned
------------------------------------------------------- -----------------------------------------------------
Name[*]
------------------------------------------------------- -----------------------------------------------------

[* Information for Mr./Ms. [    ], who began managing the Fund after its most
recent fiscal year end, is as of [recent practicable date].]

COMPENSATION

As of the Predecessor Fund's most recent fiscal year end, the portfolio managers received all of their compensation from the Adviser and its parent company, Columbia Management Group, in the form of salary, bonus, stock options and restricted stock. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmark[s] noted below, emphasizing the manager's three- and five-year performance. The Adviser may also consider the portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall business performance.

                                       l

PORTFOLIO MANAGER                                       PERFORMANCE BENCHMARK

------------------------------------------------------- -----------------------------------------------------
[Name of Portfolio Manager]                             [Benchmark]


The size of the overall bonus pool each year is determined by Columbia
    Management Group and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser's profitability for the year, which is influenced by assets under management.

OWNERSHIP OF THE FUND
As of record on November 30, 2004, the officers and Trustees of the Trust as a group owned less than 1% of the then outstanding of each of Class A, Class B, Class C and Class Z shares of each Fund.

As of record on November 30, 2004, the following shareholders of record owned 5% or more of one or more of each class of each Fund's then outstanding shares:

BALANCED FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FRANCES A MCCONNELL                                                                 5.08
                     11866 GIRDLED RD
                     CONCORD OH  44077-8805


BALANCED FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     J J B HILLIARD W L LYONS INC                                                       26.85
                     DWIGHT P PLOWMAN
                     501 S 4TH ST
                     LOUISVILLE KY  40202-2520

                     LI MEI FENG                                                                        12.55
                     50 NOVA DR
                     PIEDMONT CA  94610-1038

                     FIRST CLEARING, LLC                                                                 6.54
                     DORIS R KORNEGAY &
                     JOE ISAAC
                     9563 BROKEN OAK BLVD
                     JACKSONVILLE FL  32257-8806

                     DEL GIORGIO FAMILY TRUST                                                            5.30
                     340 OLD MILL RD SPC 63
                     SANTA BARBARA CA  93110-3725




                                       m

BALANCED FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     LEGG MASON WOOD WALKER INC                                                         25.89
                     PO BOX 1476
                     BALTIMORE MD  21203-1476

                     UBS FINANCIAL SERVICES INC. FBO                                                    15.69
                     ROBERT BREIDENBAUGH
                     CAROLYN BREIDENBAUGH
                     369 E. CHURCH STREET
                     ELMHURST IL  60126-3602

                     JOHN WIST &                                                                        11.22
                     GLADYS WIST
                     12111 FAITH LN
                     BOWIE MD  20715-2302

                     FISERV SECURITIES INC                                                               9.36
                     ONE COMMERCE SQUARE
                     2005 MARKET STREET SUITE 1200
                     PHILADELPHIA PA  19103-7008

                     CITIGROUP GLOBAL MARKETS, INC                                                       8.40
                     333 W 34TH ST
                     NEW YORK NY  10001-2402

HIGH YIELD FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            40.97
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     FTC & CO                                                                            5.95
                     PO BOX 173736
                     DENVER CO  80217-3736

HIGH YIELD FUND-B
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CITIGROUP GLOBAL MARKETS, INC.                                                      7.40
                     333 W 34TH ST
                     NEW YORK NY  10001-2402


                                       n

HIGH YIELD FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                23.96
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 3
                     JACKSONVILLE FL  32246-6484

HIGH YIELD FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                11.84
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

                     CITIGROUP GLOBAL MARKETS, INC.                                                      9.27
                     333 W 34TH ST
                     NEW YORK NY  10001-2402

HIGH YIELD FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FLEET NATIONAL BANK 5                                                              36.50
                     FBO CMC OMNIBUS C/C
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

                     CHARLES SCHWAB & CO INC                                                            17.86
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     FLEET NATIONAL BANK                                                                 9.65
                     FBO CMC OMNIBUS C/R
                     PO BOX 92800
                     ROCHESTER NY  14692-8900



                                       o

INTERNATIONAL STOCK FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     NFSC                                                                               25.23
                     KEDAR FAMILY TRUST
                     27862 VIA CORITA WAY
                     LOS ALTOS CA  94022-3230

                     A G EDWARDS & SONS INC FBO                                                          7.22
                     SHAKUNTLA D MILLER
                     1 N JEFFERSON AVE
                     SAINT LOUIS MO  63103-2205

                     PERSHING LLC                                                                        5.29
                     PO BOX 2052
                     JERSEY CITY NJ  07303-2052

INTERNATIONAL STOCK FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FISERV SECURITIES INC                                                               5.14
                     ONE COMMERCE SQUARE
                     2005 MARKET STREET SUITE 1200
                     PHILADELPHIA PA  19103-7008

                     GREG KOYLE                                                                          5.03
                     ESNET MANAGEMENT GROUP LLC
                     R D THOMPSON
                     1024 RIVER HAVEN CIRCLE
                     OREM UT  84097-6680

INTERNATIONAL STOCK FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FLEET NATIONAL BANK                                                                56.62
                     FBO CMC OMNIBUS C/C
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

                     FLEET NATIONAL BANK                                                                12.54
                     FBO CMC OMNIBUS C/R
                     PO BOX 92800
                     ROCHESTER NY  14692-8900


                                       p

MID CAP GROWTH FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            14.55
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

MID CAP GROWTH FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                12.36
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

                     RAYMOND JAMES & ASSOC INC                                                           6.75
                     FBO GOSS TR
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100

                     MORGAN STANLEY DW INC FBO                                                           5.91
                     LEIGH FLOWE FINLEY
                     HARBORSIDE FINANCIAL CNTR PLAZA 3
                     JERSEY CITY NJ  07311

                     PERSHING LLC                                                                        5.81
                     PO BOX 2052
                     JERSEY CITY NJ  07303-2052

                     NFSC                                                                                5.06
                     CAPITAL FORTRESS INTL TRUST
                     RG SOLOMON ARCADE STE 11
                     605 MAIN STREET
                     ST KITTS/NEVIS

MID CAP GROWTH FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     EDWARD D  JONES AND COF/A/O                                                         8.72
                     BEULAH MAE JONES MITCHELL
                     PO BOX 2500
                     MARYLAND HTS MO  63043-8500

                     ADP CLEARING & OUTSOURCING                                                          7.66
                     26 BROADWAY
                     NEW YORK NY  10004-1703


                                        q

MID CAP GROWTH FUND-G
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     COLUMBIA TRUST COMPANY ROLLOVER IRA                                                 5.02
                     JUAN ROSAI
                     25 CRESTVIEW DR
                     NORTH HAVEN CT  06473-3002

MID CAP GROWTH FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FLEET NATIONAL BANK                                                                11.78
                     FBO CMC OMNIBUS C/C
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

                     CHARLES SCHWAB & CO INC                                                            10.77
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     FLEET NATIONAL BANK                                                                 5.13
                     FBO CMC OMNIBUS C/R
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

OREGON MUNICIPAL BOND FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     WAYNE BARKER                                                                       26.59
                     15646 SEASIDE CT
                     BROOKINGS OR  97415-9531

                     CHARLES SCHWAB & CO INC CUST                                                       10.45
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     AMERICAN ENTERPRISE INVESTMENT SVCS                                                10.01
                     PO BOX 9446
                     MINNEAPOLIS MN  55440-9446

                     INTERRA CLEARING SERVICES FBO                                                       5.70
                     DAVID A JOHNSON
                     JANET M JOHNSON
                     JTWROS TEN/WROS
                     7885 NE TODD DR
                     CORVALLIS OR  97330-9683





                                       r

                     DAIN RAUSCHER INC FBO                                                               5.27
                     LOIS O KOCHIS
                     989 NW SPRUCE AVE APT 226
                     CORVALLIS OR  97330-2178

OREGON MUNICIPAL BOND FUND-B
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     DAIN RAUSCHER INC FBO                                                              15.07
                     GILLICI F JACKSON REVOC LIV TRUST
                     611 NW 30TH ST
                     CORVALLIS OR  97330-5144

                     AMERICAN ENTERPRISE INVEST SVCS                                                     8.47
                     PO BOX 9446
                     MINNEAPOLIS MN  55440-9446

                     AMERICAN ENTERPRISE INVEST SVCS                                                     8.44
                     PO BOX 9446
                     MINNEAPOLIS MN  55440-9446

                     DAIN RAUSCHER INC FBO                                                               6.74
                     GM LEAR IRREV LIV TRUST
                     440 NW ELKS DR APT 101
                     CORVALLIS OR  97330-3747

                     DEAN WITTER FBO                                                                     5.90
                     RELLA PANTENBURG &
                     PO BOX 250
                     NEW YORK NY  10008-0250

                     NFSC                                                                                5.28
                     ROBERT WILLIAMS REVOC LIV TRUST
                     14404 SE WEBSTER RD APT 325
                     PORTLAND OR  97267-1972

OREGON MUNICIPAL BOND FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     PIPER JAFFRAY & CO.                                                                34.31
                     800 NICOLLET MALL
                     MINNEAPOLIS MN  55402-7000

                     RAYMOND JAMES & ASSOC INC                                                          16.73
                     FBO SAUNDERS BARNEY
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100



                                       s

                     RAYMOND JAMES & ASSOC INC                                                          14.68
                     FBO WESTENHOUSE H
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100

                     MERRILL LYNCH PIERCE FENNER & SMITH                                                12.82
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

                     RAYMOND JAMES & ASSOC INC                                                           5.99
                     FBO HALL MV
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100

OREGON MUNICIPAL BOND FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     DAIN RAUSCHER INC FBO                                                              21.59
                     LEWIS F ROTH REVOCLIVTRUST
                     4798 BECKER CIR SE
                     ALBANY OR  97322-7139

                     LPL FINANCIAL SERVICES                                                             13.36
                     9785 TOWNE CENTRE DR
                     SAN DIEGO CA  92121-1968

                     PERSHING LLC                                                                       12.42
                     PO BOX 2052
                     JERSEY CITY NJ  07303-2052

                     DAIN RAUSCHER INC FBO                                                              11.13
                     RUTH C LEAR TRUST
                     440 NW ELKS DR APT 101
                     CORVALLIS OR  97330-3747

                     LPL FINANCIAL SERVICES                                                             10.97
                     9785 TOWNE CENTRE DR
                     SAN DIEGO CA  92121-1968

                     NFSC                                                                                6.77
                     FREDERICK A J KINGERY
                     FREDERICK A J KINGERY
                     4163 SW GREENLEAF CT
                     PORTLAND OR  97221-3271



                                       t

                     AMERICAN ENTERPRISE INVESTMENT SVCS                                                 6.15
                     PO BOX 9446
                     MINNEAPOLIS MN  55440-9446

                     AMERICAN ENTERPRISE INVESTMENT SVCS                                                 6.11
                     P.O BOX 9446
                     MINNEAPOLIS MN  55440-9446
OREGON MUNICIPAL BOND FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                             7.06
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

REAL ESTATE EQUITY FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            37.16
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     NATIONWIDE TRUST CO FSB                                                            15.52
                     PO BOX 182029
                     COLUMBUS OH  43218-2029

REAL ESTATE EQUITY FUND-B
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                 5.12
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

REAL ESTATE EQUITY FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     ADP CLEARING & OUTSOURCING                                                          8.13
                     26 BROADWAY
                     NEW YORK NY  10004-1703


                                       u

REAL ESTATE EQUITY FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FIRST CLEARING, LLC                                                                 7.26
                     8911 BLOOMFIELD BLVD
                     SARASOTA FL  34238-4452

REAL ESTATE EQUITY FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            27.57
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     FLEET NATIONAL BANK                                                                18.12
                     FBO CMC OMNIBUS C/C
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

                     FLEET NATIONAL BANK                                                                 5.49
                     FBO CMC OMNIBUS C/R
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

SMALL CAP GROWTH FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                             8.32
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     SAXON AND CO                                                                        8.29
                     OMNIBUS
                     PO BOX 7780-1888
                     PHILADELPHIA PA  19182-0001

                     STANDARD INSURANCE COMPANY                                                          7.24
                     1100 SW 6TH AVE
                     PORTLAND OR  97204-1020

STRATEGIC INVESTOR FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            14.55
                     SPECIAL CUSTODY A/C FOR BENFT CUST
                     101 MONTGOMERY STREET
                     SAN FRANCISCO CA  94104-4122

                     CHARLES SCHWAB & CO INC                                                             9.50
                     SPECIAL CUSTODY A/C FOR BENFT CUST
                     101 MONTGOMERY STREET
                     SAN FRANCISCO CA  94104-4122

STRATEGIC INVESTOR FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                 8.15
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

STRATEGIC INVESTOR FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CITIGROUP GLOBAL MARKETS, INC.                                                     34.11
                     333 W 34TH ST
                     NEW YORK NY  10001-2402

STRATEGIC INVESTOR FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            10.11
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     COLUMBIA TRUST CO AGENT                                                             5.96
                     FBO US NATURAL RESOURCES AND
                     FRIEDRICH AIR COND PEN PL-EMPLEE
                     PO BOX 1350
                     PORTLAND OR  97207-1350

                                       w

TECHNOLOGY FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     SEI PRIVATE TRUST CO                                                                9.99
                     ONE FREEDOM VALLEY DRIVE
                     OAKS PA  19456

                     NFSC                                                                                9.32
                     R LEE RIGNEY
                     224 CEDAR ST
                     ENGLEWOOD NJ  07631-3131

                     MERRILL LYNCH PIERCE FENNER & SMITH                                                 6.02
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

TECHNOLOGY FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     NFSC                                                                                7.55
                     WALLACE W SCHOOLER
                     4480 SCHOOLER RD
                     CRIDERSVILLE OH  45806-9727

                     UBS FINANCIAL SERVICES INC. FBO                                                     7.51
                     UBS-FINSVC CDN FBO
                     T MCCULLOUGH STROTHER
                     P.O.BOX 3321,
                     1000 HARBOR BLVD
                     WEEHAWKEN NJ  07086-6761

TECHNOLOGY FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     LPL FINANCIAL SERVICES                                                             48.03
                     9785 TOWNE CENTRE DR
                     SAN DIEGO CA  92121-1968

                     COLUMBIA TRUST COMPANY                                                             19.34
                     THOMASVILLE HOME FURNISHINGS OF AZ
                     BRANDON D LEVALLEY
                     18971 CAMINITO CANTILENA #19
                     SAN DIEGO CA  92128-6166


                     RAYMOND JAMES & ASSOC INC                                                           7.90
                     FBO BARNETT IRA
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100

                     CITIGROUP GLOBAL MARKETS, INC.                                                      6.63
                     333 W 34TH ST
                     NEW YORK NY  10001-2402

                     USAA INVESTMENT MANAGEMENT CO                                                       5.06
                     9800 FREDERICKSBURG RD
                     SAN ANTONIO TX  78288-0001

TECHNOLOGY FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                             8.88
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122


SALES CHARGES

For the fiscal years ended August 31, 2005 and August 31, 2004, the following sales charges were paid by shareholders in respect to Class A, D and T shares*:

                                                      CLASS A                         CLASS D                     CLASS T
                                                      -------                         -------                     -------
                                               2005          2004              2005         2004            2005        2004
                                           -----------    -----------      -----------   ----------       --------    --------
International Stock Fund                   $              $44,752          $             $89                          --
Mid Cap Growth Fund                        $              $58,047          $             $382                         $1,845
Real Estate Equity Fund                    $              $212,798         $             $5,756                       --
Technology Fund                            $              $48,422          $             $359                         --
Strategic Investor Fund                    $              $652,526         $             $25                          --
Balanced Fund                              $              $26,350          $             $729                         --
Oregon Municipal Bond Fund                 $              $18,602          $             $966                         --
High Yield Fund                            $              $790,974         $             $46,454                      --

*Class D shares closed to new investors effective October 13, 2003, and the front-end sales charge of 1.00% is waived effective October 13, 2003.

For the fiscal years ended August 31, 2004 and August 31, 2005, CMD, as Distributor, retained the following fees:

                                                                                INTERNATIONAL STOCK FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005
                                                                          -----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $44,752
Initial sales charges retained by CMD                                     $[ ]                           $ 7,736
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                           $    19




                                       y

                                                                                INTERNATIONAL STOCK FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $19,281
                                                                          $[ ]
                                                                          $[ ]



                                                                                INTERNATIONAL STOCK FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $136
                                                                          $[ ]
                                                                          $[ ]

                                                                                INTERNATIONAL STOCK FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
                                                                          $[ ]                             $28
                                                                          $[ ]
                                                                          $[ ]

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.



                                                                                  MID CAP GROWTH FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $58,047
Initial sales charges retained by CMD                                     $[ ]                           $ 9,271
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                             $ 0


                                                                                  MID CAP GROWTH FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $12,291




                                                                                  MID CAP GROWTH FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $264



                                                                                  MID CAP GROWTH FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                             $21


                                       z

                                                                                  MID CAP GROWTH FUND*
                                                                                     Class G Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $2,954

*Class A, B, D and G shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.



                                                                                REAL ESTATE EQUITY FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                          $212,798
Initial sales charges retained by CMD                                     $[ ]                          $ 32,403
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                          $ 25,000



                                                                                REAL ESTATE EQUITY FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $23,444



                                                                                REAL ESTATE EQUITY FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $2,004




                                                                                REAL ESTATE EQUITY FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $4,273

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.

                                                                                    TECHNOLOGY FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $48,422
Initial sales charges retained by CMD                                     $[ ]                           $ 8,022
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                           $     0


                                                                                    TECHNOLOGY FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $40,538



                                       aa

                                                                                    TECHNOLOGY FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $883



                                                                                    TECHNOLOGY FUND*
                                                                                      Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                             $11

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.

                                                                                STRATEGIC INVESTOR FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                          $652,526
Initial sales charges retained by CMD                                     $[ ]                          $ 93,760
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                          $    487




                                                                                STRATEGIC INVESTOR FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $26,530




                                                                                STRATEGIC INVESTOR FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $1,230




                                                                                STRATEGIC INVESTOR FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                             $12

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.

                                                                                     BALANCED FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $26,350
Initial sales charges retained by CMD                                     $[ ]                           $ 4,251
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                           $     0



                                       bb

                                                                                     BALANCED FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $15,155


                                                                                     BALANCED FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $282



                                                                                     BALANCED FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                             $9

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.

                                                                               OREGON MUNICIPAL BOND FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $18,602
Initial sales charges retained by CMD                                     $[ ]                           $ 2,240
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                           $     0



                                                                               OREGON MUNICIPAL BOND FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $9,564




                                                                               OREGON MUNICIPAL BOND FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $685



                                                                               OREGON MUNICIPAL BOND FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $119

*Class A, B and D shares were initially offered on November 1, 2002 and Class C Shares were initially offered on October 13, 2003.



                                       cc

                                                                                    HIGH YIELD FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                          $790,974
Initial sales charges retained by CMD                                     $[ ]                          $ 96,270
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                          $ 66,541
  On Fund redemptions retained by CMD


                                                                                    HIGH YIELD FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD
                                                                          $[ ]                          $297,129


                                                                                    HIGH YIELD FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $32,727



                                                                                    HIGH YIELD FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $39,786

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.


12B-1 PLANS, CDSC AND CONVERSION OF SHARES

          The Directors have approved a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan") for the Funds' Class A, B, C, D and G shares. Under the 12b-1 Plan, each Fund pays CMD a monthly service fee at an annual rate of up to 0.25% of the Fund's net assets attributed to Class A, B, C and D shares. Each Fund may also pay CMD monthly a distribution fee at an annual rate of 0.10% of the Fund's daily net assets attributed to Class A shares and up to 0.75% of the Fund's average daily net assets attributable to Class B, C and D shares. The Funds' Board of Directors currently limits payments under the 12b-1 Plan for Class A shares to 0.25% annually. Also under the 12b-1 Plan, the Mid Cap Growth Fund pays CMD a monthly service fee at an annual rate of up to 0.50% of the Fund's net assets attributed to Class G shares, made up of up to 0.25% for certain shareholder services ("Shareholder Liaison Services") and up to 0.25% for administrative services ("Administrative Support Services"). The Mid Cap Growth Fund also pays CMD monthly a distribution fee at an annual rate of up to 0.65% of the Fund's average daily net assets attributed to Class G shares.

For the Oregon Municipal Bond Fund, CMD has voluntarily agreed to waive a portion of its Class C and Class D distribution fees so that these fees do not exceed 0.65% annually of Class C's and Class D's average daily net assets. For the High Yield Fund, the Distributor has voluntarily agreed to waive a portion of its Class C and Class D distribution fees so that these fees do not exceed 0.85% annually of the Class C's and Class D's average daily net assets.

The monthly service and distribution fees shall be used by CMD to cover expenses and activities primarily intended to result in the sale of Fund shares. These expenses and activities may include but are not limited to: (a) direct out-of-pocket promotional expenses incurred by CMD in advertising and marketing Fund shares; (b) expenses incurred in connection with preparing, printing, mailing, and distributing or publishing advertisements and sales literature; (c) expenses incurred in connection with printing and mailing prospectuses and Statements of Additional Information to other than current shareholders; (d) periodic payments or commissions to one or more securities dealers, brokers, financial institutions and other industry professionals ("Service Organizations") with respect to the Funds' shares beneficially owned by customers for whom the Service Organization is the shareholder of record; (e) the direct and indirect cost of financing the payments or expenses included in
(a) and (d) above;

                                       dd
or (f) such other services as may be construed by any court or governmental agency or commission, including the SEC, to constitute distribution services under the 1940 Act or rules and regulations thereunder.

Shareholder Liaison Services may include the following services provided by financial services firms ("FSFs"): (a) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (b) processing dividend payments; (c) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (d) providing periodic mailings to customers. Administrative Support Services may include the following services provided by FSFs: (a) providing customers with information as to their positions in Class G shares; (b) responding to customer inquiries; and
(c) providing a service to invest the assets of customers in Class G shares.

CMD may use the entire amount of such fees to defray the cost of commissions and service fees paid to FSFs and for certain other purposes. Since the distribution and service fees are payable regardless of CMD's expenses, CMD may realize a profit from the fees. The 12b-1 Plan authorizes the Advisor to make payments out of its own funds for distribution or services costs. At this time, the total Class G service and distribution fees have been limited to 0.95% for the Mid Cap Growth Fund. These limitations may be modified or terminated by the Board of Directors at any time.

The Plan authorizes any other payments by the Funds to CMD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of the Fund's shares.

         The Trustees of the Trust believe the Plan could be a significant factor in the growth and retention of the Fund's assets resulting in a more advantageous expense ratio and increased investment flexibility that could benefit each class of the Fund's shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees of the Trust who are not interested persons of the Trust are effected by such disinterested Trustees.

         Shares of Class A, D and T shares are offered with a front-end sales charge, payable at the time of purchase, unless waived as set forth in the Prospectus for such Fund. Class B, C and G shares are offered without a front-end sales charge, but are subject to a contingent deferred sales charge depending on the length of time the shares are held. Class A, C, D and T shares held for fewer than 18 months (12 months in the case of Class C and D) after purchase are subject to a 1.00% contingent deferred sales charge. A detailed description of these various sales charges can be found in the Prospectus for the relevant class. Class T shares received in connection with a fund merger are subject to a contingent deferred sales charge if redeemed within 12 months of the original purchase.

         No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

         Except in certain limited circumstances, Class G shares of a Fund automatically convert into Class T shares of the same Fund at the time disclosed in the relevant Fund's Prospectus for Class T and G shares. Class B shares automatically convert into Class A shares of the same Fund at the time disclosed in the relevant Fund's Prospectus for Class A, B, C and D shares.

SALES-RELATED EXPENSES OF CMD RELATING TO THE FUNDS WERE:

INTERNATIONAL STOCK FUND

                                                          Fiscal Year Ended August 31, 2005

                                        Class A              Class B                Class C                 Class D
                                        -------              -------                -------                 -------
                                        Shares               Shares                 Shares                  Shares
                                        ------               ------                 ------                  ------
Fees to FSFs                            $[ ]               $[ ]                      $[ ]                     $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                     $[ ]               $[ ]                      $[ ]                     $[ ]
Allocated travel, entertainment
and other expenses                      $[ ]               $[ ]                      $[ ]                     $[ ]


                                       ee

MID CAP GROWTH FUND                                        Fiscal Year Ended August 31, 2005
                                    Class A     Class B      Class C          Class D      Class G        Class T
                                    --------    --------     --------         --------     --------       -------
                                     Shares       Shares      Shares          Shares        Shares         Shares
                                     ------       ------      ------         -------        ------         ------
Fees to FSFs                          $[ ]         $[ ]        $[ ]           $[ ]           $[ ]           $[ ]
Allocated cost of sales
material relating to the Fund
(including printing, mailing
and other promotion expenses)         $[ ]         $[ ]        $[ ]           $[ ]           $[ ]           $[ ]
Allocated travel, entertainment
and other  expenses                   $[ ]         $[ ]        $[ ]           $[ ]           $[ ]           $[ ]



REAL ESTATE EQUITY FUND                               Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                              $[ ]            $[ ]            $[ ]             $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                       $[ ]            $[ ]            $[ ]             $[ ]
Allocated travel, entertainment
and other  expenses                       $[ ]            $[ ]            $[ ]             $[ ]

TECHNOLOGY FUND                                     Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                             $[ ]            $[ ]             $[ ]            $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                      $[ ]            $[ ]             $[ ]            $[ ]
Allocated travel, entertainment
and other  expenses                      $[ ]            $[ ]             $[ ]            $[ ]

STRATEGIC INVESTOR FUND                                Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                             $[ ]             $[ ]            $[ ]            $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                      $[ ]             $[ ]            $[ ]            $[ ]
Allocated travel, entertainment
and other  expenses                      $[ ]             $[ ]            $[ ]            $[ ]

BALANCED FUND                                         Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                           $[ ]              $[ ]             $[ ]            $[ ]
Allocated cost of sales
material relating to the Fund
(including printing, mailing
and other promotion expenses)          $[ ]              $[ ]             $[ ]            $[ ]
Allocated travel, entertainment
and other  expenses                    $[ ]              $[ ]             $[ ]            $[ ]


                                       ff

OREGON MUNICIPAL BOND FUND                        Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                              $[ ]            $[ ]            $[ ]             $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                       $[ ]            $[ ]            $[ ]             $[ ]
Allocated travel, entertainment
and other  expenses                       $[ ]            $[ ]            $[ ]             $[ ]

HIGH YIELD FUND                                       Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                              $[ ]            $[ ]            $[ ]            $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                       $[ ]            $[ ]            $[ ]            $[ ]
Allocated travel, entertainment
and other  expenses                       $[ ]            $[ ]            $[ ]            $[ ]

CUSTODIAN OF THE FUND
State Street Bank and Trust Company, located at 225 Franklin Street, Boston, MA 02101, is the Fund's custodian. The custodian is responsible for safeguarding and controlling the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT REGISTERED PULIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP, located at 125 High Street, Boston, MA 02110, serves as the Fund's independent registered public accounting firm, providing audit services, tax return review services and assistance and consultation in connection with the review of various SEC filings. The Financial Statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the reports of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.



                                       gg

                      STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include the series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Columbia Funds Trust VIII, Columbia Funds Series Trust I (formerly named Columbia Funds Trust IX) and Columbia Funds Trust XI (each a Trust and together, the Trusts, also known as Fund Complex). In certain cases, the discussion applies to some, but not all, of the Funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING

In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.

SHORT SALES

A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

LOWER-RATED DEBT SECURITIES

Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the Fund's achievement of its investment goal; and

4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

COMMON STOCK, PREFERRED STOCK AND WARRANTS

Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the company's capital stock at a set price for a specified period of time.

FOREIGN SECURITIES

The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a sub-custodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

The Fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

EXCHANGE-TRADED FUNDS ("ETFS"). The Fund may invest in ETFs up to the maximum amount allowable under the 1940 Act. ETFs are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international.

ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.

The Fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders of the Fund may also indirectly bear similar expenses of an ETF.

ZERO COUPON SECURITIES (ZEROS)

The Fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)

The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSIT are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by a business to finance short-term needs (including promissory notes with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement in which the Fund would be allowed to invest directly.

CERTIFICATES OF DEPOSIT are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. TIME DEPOSITS are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central

Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund.

BANK OBLIGATIONS include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part 1 of this SAI. For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a Fund's assets that may be invested in STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component is usually volatile in response to changes in interest rates.

In U.S. TREASURY ROLLS, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

COMMERCIAL PAPER is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

STRIPPED OBLIGATIONS

To the extent consistent with their investment objective, Funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the Funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Funds' Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

MUNICIPAL SECURITIES

Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this SAI and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, each

Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

PRIVATE ACTIVITY BONDS

The Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

MUNICIPAL LEASE OBLIGATIONS

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

SECURITIES LOANS

The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

INTERFUND BORROWING AND LENDING

The Fund may lend money to and borrow money from other affiliated registered open-end investment companies. The Fund may borrow through the program when the Advisor believes borrowing is appropriate and the costs are equal to or lower than the costs of bank loans. When borrowing money, the Fund is subject to the risk that the securities the Fund acquires with the borrowed money or would otherwise have sold will decline in value. When lending money, the Fund is subject to the risk that the borrower will be unwilling or unable to make timely payments of interest or principal.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)

The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Fund from the transaction.

REITS

The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy.

ASSET-BACKED SECURITIES

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively lengthen the expected maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

CUSTODY RECEIPTS AND TRUST CERTIFICATES. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly "disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

LINE OF CREDIT

The Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goal and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian..

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities;

three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

MUNICIPAL BOND INDEX FUTURES CONTRACTS. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

OPTIONS ON FUTURES CONTRACTS. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The Funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

OPTIONS ON FOREIGN STOCK INDICES. The Funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

SWAP AGREEMENTS (SWAPS, CAPS, COLLARS AND FLOORS)

The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

EQUITY SWAPS

The Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

RISK FACTORS IN EQUITY SWAP TRANSACTIONS. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the portfolio managers do not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. See "Taxes" for information on tax risks associated with equity swaps.

FOREIGN CURRENCY TRANSACTIONS

The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

PARTICIPATION INTERESTS

The Fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

VARIABLE AND FLOATING RATE OBLIGATIONS

Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

If a variable or floating rate instrument is not rated, the Fund's Advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

CURRENCY SWAPS. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

GUARANTEED INVESTMENT CONTRACTS

Pursuant to guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.

The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.

BANK INVESTMENT CONTRACTS

Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the Funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

LOAN PARTICIPATIONS

Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

STRUCTURED INVESTMENTS

Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.

Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.

YANKEE OBLIGATIONS

Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

AMERICAN, EUROPEAN, CONTINENTAL AND GLOBAL DEPOSITARY RECEIPTS

American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

TEMPORARY CASH BALANCES

The Funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.

TAXES

In this section, all discussions of taxation at the shareholder and fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

FEDERAL TAXES. Although it may be one of several series in a single trust, the Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (Code). The Fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets.

To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer, other than U.S. government securities or other regulated investment companies; or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (c) distribute with respect to each year at least 90% of its taxable net investment income, its tax-exempt interest income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation , provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do not apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of
(c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. As a regulated investment company that is accorded special tax treatment, the Fund will not be subject to any federal income taxes on its net investment income and net realized capital gains that it distributes to shareholders on the form of dividends and in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" accorded special tax treatment in any taxable year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions (including any distributions of net tax-exempt income and net long-term capital gains) would generally be taxable as ordinary income to the shareholders, except to the extent they were treated as "qualified dividend income," as described below. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the federal corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends may be, however, includable in adjusted current earnings for purposes of computing corporate federal AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces tax basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.

FUND DISTRIBUTIONS. Distributions from the Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) will generally be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning on or before December 31, 2008.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price of the shareholder paid). Distributions are taxable whether received in cash or in Fund shares.

QUALIFIED DIVIDEND INCOME. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. With respect to a Fund investing in bonds, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

In general, distributions of investment income properly designated by the Fund as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt Fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder (but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes). The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

Income from certain "private activity bonds" issued after August 7, 1986, is treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time Fund shares are held by the shareholder.

A tax-exempt Fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the Fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users, as further defined in the Code. Income derived from the Fund's investments other than tax-exempt instruments may give rise to taxable income. The Fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of Fund shares to the extent of tax-exempt dividends paid during that period. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Under Treasury regulations, if on a disposition of Fund shares a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder will likely have to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. You are advised to consult with your tax advisor.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to backup withholding for taxpayers who fail to furnish a correct taxpayer identification number, who have under-reported dividend or interest income, or who fail to certify to the Fund that the shareholder is a United States person and is not subject to the withholding. This number and certification may be provided by either a Form W-9 or the accompanying application. In certain instances, CMS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This may produce a difference between the Fund's book income and its taxable income possibly accelerating distributions or converting distributions of book income and gains to returns of capital for book purposes.

If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal income tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund." A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

NON-U.S. SHAREHOLDERS. In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the recent legislation, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S.

person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Recent legislation modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the legislation, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning on September 1, 2005) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES (THIS SECTION IS APPLICABLE ONLY TO THE COLUMBIA TAX-MANAGED GROWTH FUND)

FEDERAL GIFT TAXES. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.

Under the Columbia Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceed $11,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.

Under the Columbia Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.

No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), including taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount, which is $1,000,000 for gifts made after December 31, 2001, and before January 1, 2010.

Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's Federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.

The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $22,000.

The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

GENERATION-SKIPPING TRANSFER TAXES

If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Columbia Advantage Plan and does not exceed the available annual exclusion amount. An exemption (the "GST exemption"), equal to $1.5 million in 2005, is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate (47% for gifts made in 2005) on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.

INCOME TAXES

The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Columbia Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.

Under the Columbia Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.

If the donor selects the Columbia Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 35%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 15%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.

When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

CONSULTATION WITH QUALIFIED ADVISOR

Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.

MANAGEMENT OF THE FUNDS The Advisor provides administrative and management services to the Funds. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. (NPMI), merged into Columbia Management Advisors, Inc. Each of the four merging companies was a registered investment advisor and advised various Funds in the Fund Complex. The Advisor, located at 100 Federal Street, Boston, Massachusetts 02110, is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. The Advisor has been an investment advisor since 1969.

In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. (NFMI), a subsidiary of NPMI and a registered investment advisor that advised several Funds in the Fund Complex, merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the Advisor to the Funds previously advised by NFMI.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 49)        Trustee       1996       Executive Vice President -         101        Nash Finch Company (food
P.O. Box 66100                                             Strategy of United Airlines                         distributor)
Chicago, IL 60666                                          (airline) since December,
                                                           2002 (formerly President of
                                                           UAL Loyalty Services
                                                           (airline) from September,
                                                           2001 to December, 2002;
                                                           Executive Vice President
                                                           and Chief Financial Officer
                                                           of United Airlines from
                                                           July, 1999 to September,
                                                           2001; Senior Vice
                                                           President-Finance from
                                                           March, 1993 to July, 1999).

Janet Langford Kelly (Age 47)     Trustee       1996       Partner, Zelle, Hofmann,           101                    None
9534 W. Gull Lake Drive                                    Voelbel, Mason & Gette LLP
Richland, MI 49083-8530                                    (law firm) since March,
                                                           2005; Adjunct Professor of
                                                           Law, Northwestern
                                                           University, since
                                                           September, 2004 (formerly
                                                           Chief Administrative
                                                           Officer and Senior Vice
                                                           President, Kmart Holding
                                                           Corporation (consumer
                                                           goods), from September,
                                                           2003 to March, 2004;
                                                           Executive Vice
                                                           President-Corporate
                                                           Development and
                                                           Administration, General
                                                           Counsel and Secretary,
                                                           Kellogg Company (food
                                                           manufacturer), from
                                                           September, 1999 to August,
                                                           2003; Senior Vice
                                                           President, Secretary and
                                                           General Counsel, Sara Lee
                                                           Corporation (branded,
                                                           packaged, consumer-products
                                                           manufacturer) from January,
                                                           1995 to September, 1999).

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Richard W. Lowry (Age 69)         Trustee       1995       Private Investor since            103(3)                  None
10701 Charleston Drive                                     August, 1987 (formerly
Vero Beach, FL 32963                                       Chairman and Chief
                                                           Executive Officer, U.S.
                                                           Plywood Corporation
                                                           (building products
                                                           manufacturer)).

Charles R. Nelson (Age 62)        Trustee       1981       Professor of Economics,           101                     None
Department of Economics                                    University of Washington,
University of Washington                                   since January, 1976; Ford
Seattle, WA 98195                                          and Louisa Van Voorhis
                                                           Professor of Political
                                                           Economy, University of
                                                           Washington, since
                                                           September, 1993 (formerly
                                                           Director, Institute for
                                                           Economic Research,
                                                           University of Washington
                                                           from September, 2001 to
                                                           June, 2003); Adjunct
                                                           Professor of Statistics,
                                                           University of Washington,
                                                           since September, 1980;
                                                           Associate Editor, Journal
                                                           of Money Credit and
                                                           Banking, since September,
                                                           1993; consultant on
                                                           econometric and statistical
                                                           matters.

John J. Neuhauser (Age 62)        Trustee       1985       Academic Vice President and       103(3)        Saucony, Inc. (athletic
84 College Road                                            Dean of Faculties since                                footwear)
Chestnut Hill, MA 02467-3838                               August, 1999, Boston
                                                           College (formerly Dean,
                                                           Boston College School of
                                                           Management from September,
                                                           1977 to August, 1999).

Patrick J. Simpson (Age 61)       Trustee       2000       Partner, Perkins Coie             101                     None
1120 N.W. Couch Street                                     L.L.P. (law firm).
Tenth Floor
Portland, OR 97209-4128

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas E. Stitzel (Age 69)        Trustee       1998       Business Consultant since          101                    None
2208 Tawny Woods Place                                     1999 (formerly Professor of
Boise, ID 83706                                            Finance from 1975 to 1999,
                                                           College of Business, Boise
                                                           State University);
                                                           Chartered Financial
                                                           Analyst.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 68)       Trustee       1996       Partner and Senior Advisor,        101            Anixter International
8 Sound Shore Drive,                and                    Chicago Growth Partners                             (network support
Suite 285                        Chairman                  (private equity investing)                       equipment distributor);
Greenwich, CT 06830               of the                   since September, 2004                              Ventas, Inc. (real
                                   Board                   (formerly Managing                                  estate investment
                                                           Director, William Blair                            trust); Jones Lang
                                                           Capital Partners (private                         LaSalle (real estate
                                                           equity investing) from                          management services) and
                                                           September, 1994 to                                Ambac Financial Group
                                                           September, 2004).                                  (financial guaranty
                                                                                                                  insurance)

Anne-Lee Verville (Age 59)        Trustee       1998       Retired since 1997                 101          Chairman of the Board of
359 Stickney Hill Road                                     (formerly General Manager,                      Directors, Enesco Group,
Hopkinton, NH 03229                                        Global Education Industry,                      Inc. (designer, importer
                                                           IBM Corporation (computer                          and distributor of
                                                           and technology) from 1994                             giftware and
                                                           to 1997).                                             collectibles)

Richard L. Woolworth (Age 64)     Trustee       1991       Retired since December 2003        101            Northwest Natural Gas
100 S.W. Market Street                                     (formerly Chairman and                          Co. (natural gas service
#1500                                                      Chief Executive Officer,                                provider)
Portland, OR 97207                                         The Regence Group (regional
                                                           health insurer); Chairman
                                                           and Chief Executive
                                                           Officer, BlueCross
                                                           BlueShield of Oregon;
                                                           Certified Public
                                                           Accountant, Arthur Young &
                                                           Company)

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
INTERESTED TRUSTEE
William E. Mayer(2) (Age 65)      Trustee       1994       Partner, Park Avenue Equity       103(3)         Lee Enterprises (print
399 Park Avenue                                            Partners (private equity)                        media), WR Hambrecht +
Suite 3204                                                 since February, 1999                             Co. (financial service
New York, NY 10022                                         (formerly Partner,                                 provider); Reader's
                                                           Development Capital LLC                           Digest (publishing);
                                                           from November, 1996 to                             OPENFIELD Solutions
                                                           February, 1999).                                    (retail industry
                                                                                                             technology provider)

(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

                                              Year First
                                              Elected or
                                  Position     Appointed                            Principal Occupation(s)
     Name, Address and Age       with Funds    to Office                             During Past Five Years
------------------------------   ----------   ----------   -------------------------------------------------------------------------
OFFICERS
Christopher L. Wilson (Age 48)    President      2004      Head of Mutual Funds since August, 2004 and Senior Vice President of the
One Financial Center                                       Advisor since January, 2005; President of the Columbia Funds, Liberty
Boston, MA 02111                                           Funds and Stein Roe Funds since October, 2004; President and Chief
                                                           Executive Officer of the Nations Funds since January, 2005; President of the Galaxy Funds since April 2005; Director of Bank of America Global
                                                           Liquidity Funds, plc since May 2005; Director of Banc of America Capital
                                                           Management (Ireland), Limited since May 2005; Senior Vice President of
                                                           BACAP Distributors LLC since January, 2005; Director of FIM Funding, Inc.
                                                           since January, 2005; Senior Vice President of Columbia Management
                                                           Distributors, Inc. since January, 2005; Director of Columbia Management
                                                           Services, Inc. since January, 2005 (formerly President and Chief
                                                           Executive Officer, CDC IXIS Asset Management Services, Inc. from
                                                           September, 1998 to August, 2004).

J. Kevin Connaughton (Age 40)     Treasurer      2000      Treasurer of the Columbia Funds since October, 2003 and of the Liberty
One Financial Center                                       Funds, Stein Roe Funds and All-Star Funds since December, 2000; Vice
Boston, MA 02111                                           President of the Advisor since April, 2003 (formerly President of the
                                                           Columbia Funds, Liberty Funds and Stein Roe Funds from February, 2004 to
                                                           October, 2004; Chief Accounting Officer and Controller of the Liberty
                                                           Funds and All-Star Funds from February, 1998 to October, 2000); Treasurer of the Galaxy Funds since September, 2002 (formerly Treasurer from
                                                           December, 2002 to December, 2004 and President from February, 2004 to
                                                           December, 2004 of the Columbia Management Multi-Strategy Hedge Fund, LLC;
                                                           Vice President of Colonial Management Associates, Inc. from February,
                                                           1998 to October, 2000).

Mary Joan Hoene (Age 55)           Senior        2004      Senior Vice President and Chief Compliance Officer of the Columbia Funds,
100 Federal Street                  Vice                   Liberty Funds, Stein Roe Funds and All-Star Funds since August, 2004;
Boston, MA 02110                  President                Chief Compliance Officer of the Columbia Management Multi-Strategy Hedge
                                  and Chief                Fund, LLC since August, 2004; Chief Compliance Officer of the BACAP
                                 Compliance                Alternative Multi-Strategy Hedge Fund LLC since October, 2004 (formerly
                                   Officer                 Partner, Carter, Ledyard & Milburn LLP from January, 2001 to August,
                                                           2004; Counsel, Carter, Ledyard & Milburn LLP from November, 1999 to
                                                           December, 2000; Vice President and Counsel, Equitable Life Assurance
                                                           Society of the United States from April, 1998 to November, 1999).

Michael G. Clarke (Age 35)          Chief        2004      Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein Roe
One Financial Center             Accounting                Funds and All-Star Funds since October, 2004 (formerly Controller of the
Boston, MA 02111                   Officer                 Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds from
                                                           May, 2004 to October, 2004; Assistant Treasurer from June, 2002 to May,
                                                           2004; Vice

                                                           President, Product Strategy & Development of the Liberty Funds and Stein
                                                           Roe Funds from February, 2001 to June, 2002; Assistant Treasurer of the
                                                           Liberty Funds, Stein Roe Funds and the All-Star Funds from August, 1999 to February, 2001; Audit Manager, Deloitte & Toche LLP from May, 1997 to
                                                           August, 1999).

Jeffrey R. Coleman (Age 35)      Controller      2004      Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                       All-Star Funds since October, 2004 (formerly Vice President of CDC IXIS
Boston, MA 02111                                           Asset Management Services, Inc. and Deputy Treasurer of the CDC Nvest
                                                           Funds and Loomis Sayles Funds from February, 2003 to September, 2004;
                                                           Assistant Vice President of CDC IXIS Asset Management Services, Inc. and
                                                           Assistant Treasurer of the CDC Nvest Funds from August, 2000 to February,
                                                           2003; Tax Manager of PFPC, Inc. from November, 1996 to August, 2000).

R. Scott Henderson (Age 45)       Secretary      2004      Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds since
One Financial Center                                       December, 2004 (formerly Of Counsel, Bingham McCutchen from April, 2001
Boston, MA 02111                                           to September, 2004; Executive Director and General Counsel, Massachusetts
                                                           Pension Reserves Investment Management Board from September, 1997 to
                                                           March, 2001).

Trustee Positions

As of December 31, 2004, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity.

General

Messrs. Lowry, Mayer and Neuhauser are also trustees/directors of the Liberty All-Star Funds.

The Trustees serve as trustees of 101 registered investment companies managed by the Advisor for which each Trustee receives a retainer at the annual rate of $45,000 and an attendance fee of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December, 2003, Mr. Theobald began serving as the Chairman of the Board. As the independent chairman of the board, Mr. Theobald receives a supplemental retainer at the annual rate of of $100,000; the chair of the Audit Committee receives a supplemental retainer at the annual rate of $10,000; the chair of each other committee receives a supplemental retainer at the annual rate of $5,000. Members of each committee, except the Audit Committee, receive $1,500 for each committee meeting. Each Audit Committee member receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 133 open-end and 10 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

MANAGEMENT AGREEMENT

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. Columbia Management Distributors, Inc. (formerly named Columbia Funds Distributor, Inc.) pays the cost of printing and distributing all other Prospectuses.

ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO CERTAIN FUNDS AND THEIR RESPECTIVE TRUSTS. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION REGARDING YOUR FUND).

Under an Administration Agreement, the Advisor, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

          (a)  providing office space, equipment and clerical personnel;

          (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund;

          (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

          (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

          (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

          (f)  maintaining certain books and records of each Fund.

With respect to Columbia Money Market Fund (formerly named Liberty Money Market
Fund) and Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund), the Administration Agreement for these Funds provides that the Advisor will monitor compliance by the Fund with Rule 2a-7 under the 1940 Act and report to the Trustees from time to time with respect thereto. The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

TRUST SERVICES AGREEMENT

Pursuant to a Trust Services Agreement, CMS provides the Columbia Tax-Managed Growth Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. CMS's fee is described in the Prospectuses of the Columbia Tax-Managed Growth Fund.

THE PRICING AND BOOKKEEPING AGREEMENT

The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement. SEE "FUND CHARGES AND EXPENSES" IN
PART 1 OF THIS SAI FOR INFORMATION ON THESE FEES.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the Funds. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The Funds and clients advised by the Advisor or the Funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.

POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Advisor believes are faced by investment professionals at most major financial firms. The Advisor and the Trustees of the Columbia Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

          - The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

          - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

          - The trading of other accounts could be used to benefit higher-fee accounts (front- running).

          - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

"Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Advisor and the Funds' Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Columbia-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

The Advisor or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

A Fund's portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at the Advisor, including each Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Advisor and each Fund, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of each Fund.

BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute securities transactions for a Fund.

The Advisor places the transactions of the Funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the Funds' transactions where the Funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by Funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a Fund.

The Advisor may use the services of affiliated broker-dealers, when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

PRINCIPAL UNDERWRITER

CMD is the principal underwriter of the Trust's shares. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT

CMS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CMS is based on number of accounts plus reimbursement for certain out-of-pocket expenses. SEE

"FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY CMS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CMS or generally by 6 months' notice by CMS to the Fund. The agreement limits the liability of CMS to the Fund for loss or damage incurred by the Fund to situations involving a failure of CMS to use reasonable care or to act in good faith and without negligence in performing its duties under the agreement. The Fund will indemnify CMS from, among other things, any and all claims, actions, suits, losses, costs, damages, and expenses incurred by it in connection with its acceptance of this Agreement, provided that: (i) to the extent such claims, actions, suits, losses, costs, damages, or expenses relate solely to a particular series or group of series of shares, such indemnification shall be only out of the assets of that series or group of series; (ii) this indemnification shall not apply to actions or omissions constituting negligence or misconduct of CMS or its agents or contractors, including but not limited to willful misfeasance, bad faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under this Agreement; and (iii) CMS shall give a Fund prompt notice and reasonable opportunity to defend against any such claim or action in its own name or in the name of CMS.

CODE OF ETHICS

The Funds, the Advisor, and CMD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

ANTI-MONEY LAUNDERING COMPLIANCE

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account, halting all shareholder activity with respect to such account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

PROXY VOTING POLICIES AND FUND PROXY VOTING RECORD

The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

The Advisor's proxy voting guidelines and procedures are included in this SAI as Appendix II. In accordance with SEC regulations, the fund's proxy voting record for the last twelve-month period ended June 30 has been filed with the SEC. You may obtain a copy of the fund's proxy voting record (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Columbia Funds have adopted policies with respect to the disclosure of the Funds' portfolio holdings by the Funds, Columbia Management, or their affiliates. These policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Funds' website at www.columbiafunds.com, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Fund's policies are described below. The Trustees shall be updated as needed regarding the Fund's compliance with the policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Columbia Management and its affiliates. The Fund's policies prohibit Columbia Management and the Fund's other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund's shares, third-party service providers, rating and ranking organizations and affiliated persons of the Fund.

PUBLIC DISCLOSURES. The Fund's portfolio holdings are currently disclosed to the public through required filings with the SEC and, for equity and fixed income funds, on the Fund's website at www.columbiafunds.com. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund's fiscal year). Shareholders may obtain the Fund's Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Fund's Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

The equity and fixed income Columbia Funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:

                                                            FREQUENCY OF
   TYPE OF FUND              INFORMATION PROVIDED            DISCLOSURE            DATE OF WEB POSTING
------------------   ------------------------------------   ------------   ----------------------------------
   Equity Funds      Full portfolio holdings information.      Monthly      30 calendar days after month-end.
Fixed Income Funds   Full portfolio holdings information.     Quarterly    60 calendar days after quarter-end

The scope of the information provided relating to the Fund's portfolio that is made available on the website may change from time to time without prior notice.

For Columbia's money market funds, a complete list of a Fund's portfolio holdings shall be publicly available on a monthly basis on the fifth business date after month-end. Shareholders may request such information by writing or calling the Fund's distributor, Columbia Management Distributors, Inc. at the address listed on the cover of this SAI.

A Fund, Columbia Management or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

OTHER DISCLOSURES. The Fund's policies provide that non-public disclosures of the Fund's portfolio holdings may be made if (1) the Fund has a legitimate business purpose for making such disclosure, (2) the Fund's chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.

The Fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to Columbia Management and its affiliates, these service providers include the Fund's custodian and sub-custodians, the Fund's independent registered public accounting firm, legal counsel, financial printers(R.R. Donnelly & Sons and Bowne & Co., Inc.), the Fund's proxy voting service provider (Alamo Direct Mail Services, Inc.), the Fund's proxy solicitor (Georgeson Shareholder Communications Inc.), rating agencies that maintain ratings on certain Columbia Funds (Fitch, Inc.) and service providers that support Columbia Management's trading systems (InvestorTool, Inc. and Thomson Financial).These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. The Fund may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Certain clients of the Fund's investment adviser(s) may follow a strategy similar to that of the Fund, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Fund.

DETERMINATION OF NET ASSET VALUE

Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the official closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value following procedures approved by the Trust's Board of Trustees.

(The following two paragraphs are applicable only to Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund) and Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund))

Trading in securities on stock exchanges and over-the-counter markets in foreign securities markets is normally completed well before the close of the business day in New York. Trading on foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

AMORTIZED COST FOR MONEY MARKET FUNDS (SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "INFORMATION CONCERNING THE FUND" IN PART 1 OF THE SAI OF COLUMBIA MONEY MARKET FUND (FORMERLY NAMED LIBERTY MONEY MARKET FUND) AND COLUMBIA MUNICIPAL MONEY MARKET FUND (FORMERLY NAMED LIBERTY MUNICIPAL MONEY MARKET
FUND))

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Under the amortized cost method a security is initially valued at cost and thereafter any discount or premium from maturity value is amortized ratably to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. If a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Columbia Money Market Fund (formerly named Liberty Money Market Fund) or the Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund) for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund may accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CMS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Investors should understand that, since the offering price of the Fund's shares is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge paid as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CMD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CMD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CMD may from time to time reallow additional amounts to all or certain FSFs. CMD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CMD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars. Travelers checks, gift checks, credit card convenience checks, credit cards, cash and ban counter (starter checks) are not accepted.

CMS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CMS, provided the new FSF has a sales agreement with CMD.

Shares credited to an account are transferable upon written instructions in good order to CMS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you may send the certificates to CMS for deposit to your account.

In addition to the commissions specified in a Fund's prospectus and this SAI, CMD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that CMD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CMD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, CMD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.

In addition, CMD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.

CMD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:

1st Global Capital Corp
401 Company
ABN AMRO Trust Services
ADP Retirement Services
Advest
AEGON/Transamerica
AG Edwards
American Century Services
American Express
AMG
AON Consulting
AST Trust Company
Banc of America Investment Services
BancOne
Bear Stearns
Benefit Plan Administrators
Bidwell & Company
BNY Clearing
C N A Trust
Charles Schwab
CIBC Oppenheimer
Citigroup Global Markets
CitiStreet Associates LLC
City National Bank
City of Milwaukee
Columbia Trust Company
Commonwealth Financial
Compensation & Capital
CPI Qualified Plan Consultants
Daily Access Concepts
Davenport & Company
Delaware Investments
Digital Retirement Solutions
Discover Brokerage
Dreyfus/Mellon
Edgewood Services
Edward Jones

E-Trade,
ExpertPlan
FAS Liberty Life Spectrum
Ferris Baker Watts
Fidelity
Financial Data Services
Franklin Templeton
Freeman Welwood
Gem Group
Great West Life
Hewitt Associates LLC
Huntington Bank
ING
Intermountain Health Care
Investmart, Inc.
Investment Manager Services (IMS)
Janney Montgomery Scott
JJB Hilliard Lyons
JP Morgan/American Century
Kenney Investments
Kirkpatrick Pettis Smith Polian Inc
Legg Mason Wood Walker
Liberty Life
Lincoln Financial
Lincoln Life
Linsco Private Ledger
M & T Securities
Marquette Trust Company
Mass Mutual Life
Matrix Settlement & Clearance Services (MSCS)
McDonald Investments
Merrill Lynch
MetLife
MFS
Mfund Trax
MidAtlantic Capital
Milliman USA
Morgan Keegan
Morgan Stanley Dean Witter
PFPC
Nationwide Investment Services
Neuberger Berman Mgmt
NFP Securities
NSD -NetStock Sharebuilder
NYLife Distributors
Optimum Investment Advisors
Orbitex
Pershing LLC
Phoenix Home Life
Piper Jaffray
PNC
PPI Employee Benefits
Private Bank & Trust
Prudential
Putnam Investments
Raymond James
RBC Dain Rausher
Robert W Baird
Royal Alliance
RSM McGladrey Inc.

Safeco
Scott & Stringfellow
Scudder Investments
Security Benefit
Segall Bryant Hamill
South Trust Securities
Southwest Securities
Standard Insurance
Stanton Group
State of NY Deferred Compensation Plan
Stephens, Inc.
Stifel Nicolaus & Co
Strong Capital
Sungard T Rowe Price
Trustar Retirement Services
Trustlynx/Datalynx
UBS Financial Services
USAA Investment Management
Vanguard
Wachovia
TD Waterhouse
Webster Investment Services
Wells Fargo
Wilmington Trust

PLEASE CONTACT YOUR FSF OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY
RECEIVE.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most Funds advised by the Advisor may be purchased through the Automatic Investment Plan. Electronic fund transfers for a fixed amount of at least $50 ($25 for IRA) are used to purchase a Fund's shares at the public offering price next determined after CMD receives the proceeds. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CMD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, D, T, G and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any fund distributed by CMD in which you have a current balance of at least $5,000 into the same class of shares of up to five other Funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Sales charges may apply if exchanging from a money market fund. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC or sales charges.

Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Management Services, Inc. (formerly named Columbia Funds Services, Inc.) (CMS) P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or financial advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CMD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" below for more information.

CLASS T SHAREHOLDER SERVICES PLAN. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the Trusts plan to enter into servicing agreements with institutions (including Bank of America Corporation and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each Fund other than the Columbia Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the Fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares;
(ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.

The payments under the servicing agreements entered into as of the date of this SAI are limited to an aggregate fee of not more than 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.15% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The Funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.

Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such Funds on any day do not exceed the income to be accrued to such Class T shares on that day.

The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the Funds. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Columbia's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.

TAX-SHELTERED RETIREMENT PLANS (Retirement Plans). CMD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Management prototype plans offered through CMD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CMD.

Participants in Retirement Plans not sponsored by CTC, not including Individual Retirement Accounts (IRAs), may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with CMS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CMS. The close out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any Fund distributed by CMD, or if the Retirement Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling CMS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification numbers available when calling.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CMS for more information at 1-800-345-6611.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHTS OF ACCUMULATION (Columbia Class A and Class T shares, Nations Class A shares and Galaxy Retail A shares only) (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase of Class A or Class T shares with prior purchases of other funds and classes distributed by CMD. The applicable sales charge is based on the combined total of:

1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all shares of funds for which CMD serves as distributor (Funds) held by the shareholder.

CMD must be promptly notified of each purchase with respect to which a shareholder is entitled to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CMS. A Fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A, Class E and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all fund shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund)). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CMS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement (provided the FSF returns to CMD the excess commission previously paid during the thirteen-month period). The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price.

If the amount of the Statement is not purchased, the shareholder shall remit to CMD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CMS will redeem escrowed Class A, E or T shares with a value equal to such difference. The additional FSF commission will be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CMS at 1-800-345-6611.

NET ASSET VALUE ELIGIBILITY GUIDELINES (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS).

1. Employees, brokers and various relationships that are allowed to buy at NAV. Class A shares of certain Funds may be sold at (NAV) to the following individuals, whether currently employed or retired: Employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries; Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CMD, or its successors and companies affiliated with the Advisor; Registered representatives and employees of Financial Service Firms (including their affiliates) that are parties to dealer agreements or other sales arrangements with CMD; Nations Funds' Trustees, Directors and employees of its investment sub-advisers; Broker/Dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes; employees or partners of any contractual service provider to the funds

     NAV eligibility for Class A purchase also applies to the families of the parties listed above and their beneficial accounts. Family members include: spouse, parent, stepparent, legal guardian, child, stepchild, father-in-law and mother-in-law.

     Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

     Registered broker/dealer firms that have entered into a Nations Funds dealer agreement with BACAP Distributors, LLC may buy Class A shares without paying a front-end sales charge for their investment account only.

     Banks, trust companies and thrift institutions, acting as fiduciaries.

2. Grandfathered investors. Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may purchase Class A shares of any Fund at NAV in those cases where a Columbia Fund Class Z share is not available.

     Shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at (NAV) will continue to be eligible for NAV purchases into those Nations Fund accounts opened through August 19, 2005.

     Galaxy Fund shareholders prior to December 1, 1995; and shareholders who
     (i) purchased Galaxy Fund Prime A shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.

     (For Class T shares only) Shareholders who (i) purchased Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

3. Reinstatement. Subject to the fund policy on trading of fund shares, an investor who has redeemed class A, B, C, D, G or T shares may, upon request, reinstate within 1 year a portion or all of the proceeds of such sales in shares of class A of any fund at the NAV next determined after Columbia Management Services, Inc. received a written reinstatement request and payment.

4. Retirement Plans. Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with CMD pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

5. Non-U.S. Investors. Certain pension, profit-sharing or other employee benefit plans offered to non-US investors may be eligible to purchase Class A shares with no sales charge.

6. Reorganizations. At the Fund's discretion, NAV eligibility may apply to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

7. Rights of Accumulation (ROA). The value of eligible accounts, regardless of class, maintained by you and you and your immediate family may be combined with the value of your current purchase to reach a sales discount level and to obtain the lower sales charge for your current purchase.

8. Letters of Intent (LOI). You may pay a lower sales charge when purchasing class A shares by signing a letter of intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the LOI within 13 months. If your LOI purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Class A, B, C, D, E, matured F, G and T shares) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act
     (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CMS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value at the time that the SWP is established. Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met. For redemptions in excess of 12% of the account's value at the time that the SWP is established, a CDSC will be charged on the SWP redemption. The 12% limit does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by CMD.

6. Qualified Retirement Plans. CDSCs may be waived on CMD shares sold by employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must be a participant in an alliance program th at has signed an agreement with Columbia Funds or CMD.

7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and
     (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

8. Return of Commission. CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

9. Non-U.S. Investors. CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

10. IRS Section 401 and 457. CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under
     Section 401 or 457 of the tax code.

11. Medical Payments. CDSCs may be waived on shares redeemed for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

12. Plans of Reorganization. At the Funds' discretion, CDSCs may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a fund is a party.

13. Charitable Giving Program. CDSCs may be waived on the sale of Class C or Class D shares sold by a non-profit organization qualified under Section 501(c)(3) of the tax code in connection with the Banc of America Capital Management Charitable Giving Program.

14. The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling or delay sending proceeds from your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction to CMS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CMS and many banks. Additional documentation may be required for sales by corporations, agents, fiduciaries, surviving joint owners, individual retirement account holders and other legal entities. Call CMS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, FSF's are responsible for furnishing all necessary documentation to CMS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN (SWP). The shareholder may establish a SWP. A specified dollar amount, share amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawalsof shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their share account may do so but may be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CMS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in "street name" must be made payable to the back office via the NSCC.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions by check and ACH are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, to a pre-existing bank account or furnishing a signature guaranteed request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CMS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address account and taxpayer identification numbers. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions apply to retirement plan accounts.

CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A and Z shares of certain Funds)

Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CMS will provide checks to be drawn on Mellon Trust of New England, N.A. (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks., However, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON-CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, a Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

INFORMATION APPLICABLE TO CLASS G AND CLASS T SHARES

The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the Funds are subject to a front-end sales charge. Investments in Class G shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.15% and 0.30%, respectively, of the Fund's average daily net assets attributable to its Class T shares. Class G shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.80% and 0.95%, respectively, of the Fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares. Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.

CLASS T SHARES. The public offering price for Class T shares of the Funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 to $25,000,000. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                                    REALLOWANCE TO
                                     REALLOWANCE TO DEALERS        DEALERS AS A % OF
                                    AS A % OF OFFERING PRICE        OFFERING PRICE
      AMOUNT OF TRANSACTION          PER SHARE - BOND FUNDS    PER SHARE - EQUITY FUNDS
      ---------------------         ------------------------   ------------------------
Less than $50,000                             4.25                       5.00
$50,000 but less than $100,000                3.75                       3.75
$100,000 but less than $250,000               2.75                       2.75
$250,000 but less than $500,000               2.00                       2.00
$500,000 but less than $1,000,000             1.75                       1.75
$1,000,000 and over                           0.00                       0.00

The appropriate reallowance to dealers will be paid by CMD to broker-dealer organizations which have entered into agreements with CMD. The reallowance to dealers may be changed from time to time.

Certain affiliates of the Advisor may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of Bank of America Corporation's affiliates.

INFORMATION APPLICABLE TO CERTAIN CLASS G SHARES RECEIVED BY FORMER GALAXY FUND RETAIL B SHAREHOLDERS IN CONNECTION WITH THE GALAXY/LIBERTY REORGANIZATION. The following table describes the CDSC schedul e applicable to Class G shares received by former Galaxy Fund Retail B shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 None

Class G shares received in exchange for Galaxy Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares seven years after purchase. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Asset Allocation Fund and/or International Equity Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.50
Through second year                   5.00
Through third year                    4.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Through the seventh year              None
Longer than seven years               None

If you acquired Retail B Shares in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class T shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

CLASS G SHARES PURCHASED AFTER THE GALAXY/LIBERTY REORGANIZATION. The public offering price for Class G shares of the Funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within seven years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from CMD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Columbia may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a Fund. See "Class T Shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to CMD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares. Class G shares of a Fund will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow CMD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.

Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - (i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a Fund, and subsequently acquires additional Class G shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the Fund, including those acquired through reinvestment, will convert to Class T shares of the Fund on the same date.

INFORMATION APPLICABLE TO CERTAIN CLASS B SHAREHOLDERS

Except for the following, Class B Share Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.

The following table describes the CDSC schedule applicable to Class B shares received by Galaxy Quality Plus Bond Fund shareholders in exchange for Prime B Shares in connection with the Galaxy/Liberty reorganization.

SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

     Automatic conversion to Class A shares occurs eight years after purchase.

     The Class B share discount program for purchases of $250,000 or more is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

INFORMATION APPLICABLE TO CERTAIN CLASS A SHAREHOLDERS:

     Except as set forth in the following paragraph, Class A share CDSCs are described in the Prospectuses:

     Class A shares received by former Galaxy High Quality Bond Fund shareholders in exchange for Prime A Shares in connection with the Galaxy/Liberty reorganization of that Fund are subject to a 1% CDSC upon redemption of such Class A shares if the Prime A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.

Shares of some Funds that pay daily dividends (include Funds) will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. Shares of some Funds that pay daily dividends (exclude Funds) Columbia will be earned starting with the day after that Fund receives payments for the shares. To determine whether a particular Fund is an include or exclude fund, customers can call 1-800-345-6611.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of certain other funds. The prospectus of each Fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange Consult CMS before requesting an exchange.

If you acquire Class A shares of an international fund by exchange from any other fund, you will not be permitted to exchange those shares into another fund for 30 calendar days, although you may redeem those shares at any time. An exchange order received prior to the expiration of the 30-day period will not be honored.

By calling CMS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CMS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CMS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CMS may require customary additional documentation. Prospectuses of the other Funds are available from the CMD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

Consult your FSF or CMS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund. Sales charges may apply for exchanges from money market funds.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Trust has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2005. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust's By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series. Shares of each Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

          Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

          Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

AAA bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

AA bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

BA bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Prime-1 Highest Quality
          Prime-2 Higher Quality
          Prime-3 High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these securities, and 'D' represents the lowest potential for recovery.

                                   APPENDIX II

                   COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA")
                      PROXY VOTING POLICIES AND PROCEDURES
                 ADOPTED JULY 1, 2003 AND REVISED MARCH 4, 2005

POLICY:

ALL PROXIES(1) REGARDING CLIENT SECURITIES FOR WHICH COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA") HAS ASSUMED AUTHORITY TO VOTE SHALL, UNLESS CMA DETERMINES IN ACCORDANCE WITH POLICIES STATED BELOW TO ABSTAIN FROM VOTING, BE VOTED IN A MANNER CONSIDERED BY CMA TO BE IN THE BEST INTEREST OF CMA'S CLIENTS, INCLUDING THE CMG FAMILY FUNDS(2) AND THEIR SHAREHOLDERS, WITHOUT REGARD TO ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES. THE BEST INTEREST OF CLIENTS IS DEFINED FOR THIS PURPOSE AS THE INTEREST OF ENHANCING OR PROTECTING THE ECONOMIC VALUE OF CLIENT ACCOUNTS, CONSIDERED AS A GROUP RATHER THAN INDIVIDUALLY, AS CMA DETERMINES IN ITS SOLE AND ABSOLUTE DISCRETION. IN THE EVENT A CLIENT BELIEVES THAT ITS OTHER INTERESTS REQUIRE A DIFFERENT VOTE, CMA SHALL VOTE AS THE CLIENT CLEARLY INSTRUCTS, PROVIDED CMA RECEIVES SUCH INSTRUCTIONS IN TIME TO ACT ACCORDINGLY.

CMA ENDEAVORS TO VOTE, IN ACCORDANCE WITH THIS POLICY, ALL PROXIES OF WHICH IT BECOMES AWARE, SUBJECT TO THE FOLLOWING EXCEPTIONS (UNLESS OTHERWISE AGREED) WHEN CMA EXPECTS TO ROUTINELY ABSTAIN FROM VOTING:

     1. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE THE SECURITY HAS BEEN LOANED FROM THE CLIENT'S ACCOUNT.

     2. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE CMA DEEMS THE COSTS TO THE CLIENT AND/OR THE ADMINISTRATIVE INCONVENIENCE OF VOTING THE SECURITY (E.G., SOME FOREIGN SECURITIES) OUTWEIGH THE BENEFIT OF DOING SO.

CMA SEEKS TO AVOID THE OCCURRENCE OF ACTUAL OR APPARENT MATERIAL CONFLICTS OF INTEREST IN THE PROXY VOTING PROCESS BY VOTING IN ACCORDANCE WITH PREDETERMINED VOTING GUIDELINES, AS STATED BELOW. FOR THOSE PROXY PROPOSALS THAT REQUIRE SPECIAL CONSIDERATION OR IN INSTANCES WHERE SPECIAL CIRCUMSTANCES MAY REQUIRE VARYING FROM THE PREDETERMINED GUIDELINES, THE CMG PROXY COMMITTEE WILL DETERMINE THE BEST INTEREST OF CMA'S CLIENTS AND VOTE ACCORDINGLY, WITHOUT CONSIDERATION OF ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES.

OVERVIEW:

CMA's policy is based upon its fiduciary obligation to act in its clients' best interest. Citing this obligation, the SEC has adopted rules pursuant to the Investment Advisers Act of 1940 and Investment Company Act of 1940 with respect to proxy voting.

PROCEDURE:

I. ACCOUNT POLICIES

Except as otherwise directed by the client, CMA shall vote as follows:

SEPARATELY MANAGED ACCOUNTS

CMA shall vote proxies on securities held in its separately managed accounts.

COLUMBIA TRUST COMPANY (CTC) TRUST POOLS

CMA shall vote proxies on securities held in the trust pools.

CMG FAMILY FUNDS/CMA FUND TRUST

CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

COLUMBIA PRIVATE PORTFOLIO

CMA shall vote proxies on securities held in its separately managed accounts.

ALTERNATIVE INVESTMENT GROUP

----------
(1) The term "proxy" as used herein refers to consents, elections and authorizations solicited by any party with respect to securities of any sort.

(2) A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

CMA's clients may invest in securities ("Alternative Investments") issued by alternative investment vehicles (i.e. hedge funds, private equity funds, and other alternative investment pools) that are structured as private limited partnerships ("LPs"), limited liability companies ("LLCs") or offshore corporations. Generally, CMA's Alternative Investment Group ("AIG") is the platform through which CMA provides advisory services relating to Alternative Investments.

The voting rights of Alternative Investments generally are rights of contract set forth in the limited liability company or limited partnership agreement, in the case of LLCs and LPs, or Memorandum and Articles of Association or By-laws, in the case of offshore corporations. Also, as privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, proxies are not solicited regarding Alternative Investment vehicles. Instead, consents may be solicited from members, limited partners or shareholders.

Because of the unique characteristics of Alternative Investments, CMA has a tailored process for voting Alternative Investment proxies and consents.

Process

AIG will vote all Alternative Investment proxies and consents in accordance with this Policy. The committee voting AIG proxies consists of AIG senior management, investment and operations professionals. Conflicts of interest are to be monitored and resolved as set forth in this Policy.

II. PROXY COMMITTEE

CMA shall establish a Proxy Committee whose standing members shall include the head of core equity, head of value, head of growth, head of income strategies, head of equity research and head of fixed income research. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf.

The Proxy Committee's functions shall include, in part,

          (a) direction of the vote on proposals where there has been a recommendation to the Committee, pursuant to Section IV.B, not to vote according to the predetermined Voting Guidelines stated in Section IV.A or on proposals which require special, individual consideration in accordance with Section IV.C;

          (b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

          (c) review at least annually of existing Voting Guidelines and need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

          (d) development and modification of Voting Procedures, as stated in
          Section V, as it deems appropriate or necessary.

The Proxy Committee shall establish a charter, which shall set forth the Committee's purpose, membership and operation. The Committee's charter shall be consistent, in all material respects, with this policy and procedure.

III. CONFLICTS OF INTEREST

With Other Bank of America Businesses

Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

Within CMA

Conflicts of interest may also arise from the business activities of CMA. For example, CMA might manage (or be seeking to manage) the assets of a benefit plan for an issuer. CMA may also be presented with an actual or apparent conflict of interest where proxies of securities issued by BAC or a CMG Family Fund, for which CMA serves as investment adviser, are to be voted for a client's account.

Management of Conflicts

CMA's policy is to always vote proxies in the best interest of its clients, as a whole, without regard to its own self-interest or that of its affiliates. BAC as well as CMA has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

          1. BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or (as in the case of BACAP associates) non-trust fiduciary responsibilities, including investment decision-making and proxy voting.

          2. In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.

          3. Within CMA, CMA's Code of Ethics affirmatively requires that associates of CMA act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's Clients.

          4. By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

               - To disclose to the chairperson of the Proxy Committee and the chairperson to the head of CMG Compliance any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA shall vote proxies. In the event the chairperson of the Proxy Committee has a conflict of interest regarding a given matter, he or she shall abstain from participating in the Committee's determination of whether and/or how to vote in the matter; and

               - To refrain from taking into consideration, in the decision as to whether or how CMA shall vote proxies:

                    - The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

                    - Any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of CMA or BAC.

Where a material conflict of interest is determined to have arisen in the proxy voting process that may not be adequately mitigated by voting in accordance with the predetermined Voting Guidelines, CMA's policy is to invoke one or more of the following conflict management procedures:

1. Convene the Proxy Committee for the purpose of voting the affected proxies in a manner that is free of the conflict.

2. Causing the proxies to be voted in accordance with the recommendations of a qualified, independent third party, which may include CMA's proxy voting agent.

3. In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

IV. VOTING GUIDELINES

A. THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING PROXIES:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

     - Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

          However, CMA generally will WITHHOLD votes from pertinent director nominees if:

               (i) the board as proposed to be constituted would have more than one-third of its members from management;

               (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);

               (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);

               (iv) a director serves on more than six public company boards;

               (v) the CEO serves on more than two public company boards other than the company's board.

          On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

     - Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.

     - Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

     - Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

          -    Established governance standards and guidelines.

          - Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.

          - Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

          - A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

          - Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

          - The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

     - Proposals that grant or restore shareholder ability to remove directors with or without cause.

     - Proposals to permit shareholders to elect directors to fill board vacancies.

     - Proposals that encourage directors to own a minimum amount of company stock.

     -    Proposals to provide or to restore shareholder appraisal rights.

     -    Proposals to adopt cumulative voting.

     -    Proposals for the company to adopt confidential voting.

CMA generally will vote AGAINST:

     - Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

     - Proposals that give management the ability to alter the size of the board without shareholder approval.

     - Proposals that provide directors may be removed only by supermajority vote.

     -    Proposals to eliminate cumulative voting.

     - Proposals which allow more than one vote per share in the election of directors.

     - Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

     - Proposals that mandate a minimum amount of company stock that directors must own.

     -    Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

     - Director and officer indemnification and liability protection. CMA is opposed to entirely eliminating directors' and officers' liability for monetary damages for violating the duty of care. CMA is also opposed to expanding coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. CMA supports proposals which provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he/she reasonably believed was in the best interests of the company, AND (ii) if the director's legal expenses would be covered.

     - Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

     - Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 10% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

     - Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

     -    Proposals asking a company to expense stock options.

     -    Proposals to put option repricings to a shareholder vote.

     - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

CMA generally will vote AGAINST:

     - Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.

     - Proposals to authorize the replacement or repricing of out-of-the money options.

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

     - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

          For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

     - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

     - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

     - Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

     - CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

     - CMA generally votes FOR shareholder proposals to eliminate a poison pill.

     - CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

     - CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.

Supermajority vote

     - CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

     - CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

     - Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

     - Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

          -    Credible reason exists to question:

               - The auditor's independence, as determined by applicable regulatory requirements.

               - The accuracy or reliability of the auditor's opinion as to the company's financial position.

          - Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.

     - Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

     - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

     - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

     - Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

     - Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.

CMA will vote AGAINST:

     - Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

     - Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

     - Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

     - FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

     - FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

     - Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

     - Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

     - Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

     - Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.

     - Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.

     - Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

8.  Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

     -    Board structure

     -    Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     - Ignore a shareholder proposal that is approved by a majority of shares outstanding;

     - Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

     -    Are interested directors and sit on the audit or nominating committee;
          or

     - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

     -    Past performance relative to its peers

     -    Market in which fund invests

     - Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

     - Past shareholder activism, board activity and votes on related proposals

     -    Strategy of the incumbents versus the dissidents

     -    Independence of incumbent directors; director nominees

     -    Experience and skills of director nominees

     -    Governance profile of the company

     -    Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Past performance as a closed-end fund

     -    Market in which the fund invests

     -    Measures taken by the board to address the discount

     - Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

     -    Proposed and current fee schedules

     -    Fund category/investment objective

     -    Performance benchmarks

     -    Share price performance as compared with peers

     -    Resulting fees relative to peers

     -    Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

     -    Stated specific financing purpose

     -    Possible dilution for common shares

     -    Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

     -    Potential competitiveness

     -    Regulatory developments

     -    Current and potential returns

     -    Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a nonfundamental restriction, considering the following factors:

     -    Fund's target investments

     -    Reasons given by the fund for the change

     -    Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:

     -    Political/economic changes in the target market

     -    Consolidation in the target market

     -    Current asset composition

Change in Fund's Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:

     -    Potential competitiveness

     -    Current and potential returns

     -    Risk of concentration

     -    Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

     -    Strategies employed to salvage the company

     -    Past performance of the fund

     -    Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

     -    The degree of change implied by the proposal

     -    The efficiencies that could result

     -    The state of incorporation; net effect on shareholder rights

     -    Regulatory standards and implications

CMA will vote FOR:

     - Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

     - Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

     -    Proposals enabling the Board to:

          -    Change, without shareholder approval the domicile of the fund

          - Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

     -    Regulations of both states

     -    Required fundamental policies of both states

     -    The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Fees charged to comparably sized funds with similar objectives

     -    The proposed distributor's reputation and past performance

     -    The competitiveness of the fund in the industry

     -    Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Resulting fee structure

     -    Performance of both funds

     -    Continuity of management personnel

     -    Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

     -    Performance of the fund's NAV

     -    The fund's history of shareholder relations

     -    The performance of other funds under the adviser's management

9. Alternative Investment Group ("AIG") Matters

The AIG Proxy Sub-Committee generally will vote in accordance with the guidelines set forth in this policy. With respect to matters that are not addressed by the guidelines, the AIG Proxy Sub-Committee will vote each such matter on a CASE-BY-CASE basis.

B. ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.

A Portfolio Manager, sub-adviser or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines stated in Section IV.A. In this situation, he or she shall request that the Proxy Committee consider voting the proxy other than according such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption.

C. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The following proposals require special, individual consideration. The Proxy Committee will determine how proxies related to all such proposals will be voted.

               1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

               2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

               3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

               4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

               5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified in Section IV.A.

               6. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

               7. PREEMPTIVE RIGHTS. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines set forth in Section IV above. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to effect the purposes of this Policy.

     - CMA shall use an independent, third-party vendor (currently Institutional Shareholder Services ("ISS")), to implement its proxy voting process as CMAs proxy voting agent. This retention is subject to CMA continuously assessing the vendor's independence from CMA and its affiliates, and the vendor's ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with CMA's proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor's other clients and the owners, officers or employees of any such firm, on the one hand, and CMA's clients, on the other hand. As means of performing this assessment, CMA will require various reports and notices from the vendor, as well as periodic audits of the vendor's voting record and other due diligence.

     - ISS shall provide proxy analysis and record keeping services in addition to voting proxies on behalf of CMA in accordance with this Policy.

     - On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in all accounts over which CMA has voting authority. Information regarding equity holdings for international portfolio shall be sent weekly.

     - ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be promptly noted and resolved by ISS, with notice to CMA.

     - Whenever a vote is solicited, ISS shall execute the vote according to CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section IV.A.

     - If ISS is not sure how to vote a particular proxy, then ISS will issue a request for voting instructions to CMA over a secure website. CMA personnel shall check this website regularly. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's understanding of the Voting Guidelines previously delivered to ISS. CMA shall promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

     - Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

     - ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

VI. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in CMA's Form ADV. Upon receipt of a Client's request for more information, CMA will provide to the Client a copy of this Policy and/or how CMA voted proxies for the Client pursuant to this Policy for up to a one-year period.

                 COLUMBIA STRATEGIC INVESTOR FUND (THE "FUND")

    SUPPLEMENT TO THE PROSPECTUSES DATED JANUARY 1, 2005 (THE "PROSPECTUSES")

      The Prospectuses are hereby supplemented with the following information:

      1. The date on the front cover of each of the Prospectuses is revised to read "-------------, 2005."

      2. The "Calendar Year Total Returns" and "Average Annual Total Returns" tables in the section entitled, "Performance History," are updated and restated in their entirety as follows:

CALENDAR YEAR TOTAL RETURNS(1)

CLASS A
-------
2001       2002       2003       2004

29.76 %    -8.63%     36.12%     [   ]%

                                                  For period shown in bar chart:
                                     Best quarter: Fourth Quarter ------,------%
                                   Worst quarter: Third Quarter -------,-------%

(1) Class A is a newer class of shares. Its performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and Class Z shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A shares were initially offered on November 1, 2002, and Class Z shares were initially offered on November 9, 2000.

CLASS Z
-------
2001       2002       2003       2004

29.76%     -8.56%     36.45%     [   ]%

                                                  For period shown in bar chart:
                                    Best quarter: Fourth Quarter -------,------%
                                   Worst quarter: Third Quarter ------,--------%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004 (2)

                                                                             1 YEAR     5 YEARS      10 YEARS
                                                                           ---------    --------    ---------
Class A (%)

     Return Before Taxes                                                     [____]      [____]        [____]

     Return After Taxes on Distributions                                     [____]      [____]        [____]

     Return After Taxes on Distributions and Sale of Fund Shares             [____]      [____]        [____]

Class B (%)

     Return Before Taxes                                                     [____]      [____]        [____]

     Return After Taxes on Distributions                                     [____]      [____]        [____]

     Return After Taxes on Distributions and Sale of Fund Shares             [____]      [____]        [____]

Class C (%)

     Return Before Taxes                                                     [____]      [____]        [____]

     Return After Taxes on Distributions                                     [____]      [____]        [____]

     Return After Taxes on Distributions and Sale of Fund Shares             [____]      [____]        [____]

Class D (%)

     Return Before Taxes                                                     [____]      [____]        [____]

     Return After Taxes on Distributions                                     [____]      [____]        [____]

     Return After Taxes on Distributions and Sale of Fund Shares             [____]      [____]        [____]

Class Z (%)

     Return Before Taxes                                                     [____]      [____]        [____]

     Return After Taxes on Distributions                                     [____]      [____]        [____]

     Return After Taxes on Distributions and Sale of Fund Shares             [____]      [____]        [____]

Russell 3000 Value Index (%)                                                 [____]      [____]     [____](3)

S&P 500 Index (%) (3)                                                        [____]      [____]     [____](3)


(2) Class A, Class B, Class C and Class D are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to their inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class C shares were initially offered on October 13, 2003, Class A, B and D shares were initially offered on November 1, 2002, and Class Z shares were initially offered on November 9, 2000.

(3) Performance information is from [November 9, 2000].

      3. The following sentence is added to the section entitled, "Performance History":

      Year-to-date performance through ____________, 2005 for the following share classes of the Fund were as follows:

Class A --       --%
Class Z --       --%

      4. The "Annual Fund Operating Expenses" and "Example Expenses" tables in the section entitled, "Your Expenses," are updated and restated in their entirety as follows:

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                   CLASS A    CLASS B    CLASS C    CLASS D    CLASS Z
                                   -------    -------    -------    -------    -------
Management fee (%)                  [0.75]    [0.75]     [0.75]     [0.75]     [0.75]

Distribution and service            [0.25]    [1.00]     [1.00]     [1.00]     [0.00]
 (12b-1) fees (%)

Other expenses (7) (8) (%)          [0.30]    [0.30]     [0.30]     [0.30]     [0.30]

Total annual fund operating         [1.30]    [2.05]     [2.05]     [2.05]     [1.05]
 expenses (7)(8) (%)

(7) Restated to reflect changes in contractual rates for transfer agency and bookkeeping services effective [November 1, 2003].

(8) The Fund's advisor has voluntarily agreed to waive [0.03%] of the transfer agency fees. If this waiver were reflected in the table, other expenses would be [0.27%] and total annual fund operating expenses would be [1.02%]. This arrangement may be modified or terminated by the advisor at any time.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

                                                                   1 YEAR        3 YEARS     5 YEARS      10 YEARS
                                                                  ---------    ---------    ---------    -----------
Class A                                                              [$700]       [$963]     [$1,247]      [$2,053]

Class B:           did not sell your shares                          [$208]       [$643]     [$ 1,10]      [$2,187]

                   sold all your shares at end of period             [$708]       [$943]     [$1,303]      [$2,187]

Class C:           did not sell your shares                          [$208]       [$643]     [$1,103]      [$2,379]

                   sold all your shares at end of period             [$308]       [$643]     [$1,103]      [$2,379]

Class D:           did not sell your shares                          [$208]       [$643]     [$1,103]      [$2,379]

                   sold all your shares at end of period             [$308]       [$643]     [$1,103]      [$2,379]

Class Z:                                                             [$107]       [$334]     [$  579]      [$1,283]


      5. The section entitled, "Financial Highlights," is updated and restated in its entirety as follows:

Selected data for a share outstanding throughout each period is as follows:

CLASS A SHARES

                                                             (UNAUDITED)
                                                             SIX MONTHS
                                                                ENDED           YEAR ENDED     PERIOD ENDED      PERIOD ENDED
                                                              FEBRUARY 28,      AUGUST 31,       AUGUST 31,       DECEMBER 31,
                                                                2005             2004             2003 (a)         2002 (b)
                                                            ----------------    ----------     --------------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $   18.37           $ 15.95        $  13.13          $    12.72
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(c)                                         0.04              0.03            0.06                0.01
Net realized and unrealized gain on investments and
  foreign currency                                               2.33              2.46            2.76                0.40
  Total from Investment Operations                               2.37              2.49            2.82                0.41
LESS DISTRIBUTIONS
  From net investment income                                    (0.03)            (0.07)             --                  --
  From net realized gains                                       (0.22)               --              --                  --
  Total Distributions                                           (0.25)            (0.07)             --                  --
NET ASSET VALUE, END OF PERIOD                              $   20.49           $ 18.37        $  15.95          $    13.13
  Total Return (d)                                              12.91%(e)(f)      15.64%(e)       21.48%(f)            3.22%(f)
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in thousands)                  $ 143,707           $99,608        $ 60,112          $   53,526
  Ratio of expenses to average net assets (g)                    1.22%(h)          1.27%           1.30%(h)            1.21%(h)
  Ratio of net investment income (loss) to average net
  assets (g)                                                     0.38%(h)          0.19%           0.60%(h)            0.64%(h)
  Waiver                                                         0.03%(h)          0.01%(h)          --                  --
  Portfolio turnover rate                                          39%(f)           106%             68%(f)             188%

(a)   The Fund changed its fiscal year end from December 31 to August 31.

(b) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(e) Had the Investment Advisor not reimbursed a portion of expenses, total return would have been reduced.

(f)   Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)   Annualized.

Class B Shares

                                                 (UNAUDITED)
                                                  SIX MONTHS                                         PERIOD
                                                    ENDED         YEAR ENDED    PERIOD ENDED         ENDED
                                                 FEBRUARY 28,      AUGUST 31,     AUGUST 31,        DECEMBER
                                                    2005             2004         2003 (a)        31, 2002 (b)
                                                 ------------     -----------   -------------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  18.17       $   15.82      $  13.10         $    12.72
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss (c)                             (0.03)          (0.10)        (0.03)             (0.01)
  Net realized and unrealized gain on
   investments and foreign currency                    2.30            2.45          2.75               0.39
  Total from Investment Operations                     2.27            2.35          2.72               0.38
LESS DISTRIBUTIONS
  From net realized gains                             (0.22)             --            --                 --
NET ASSET VALUE, END OF PERIOD                     $  20.22       $   18.17      $  15.82         $    13.10
  Total return (d)(e)                                 12.52%(f)       14.85%        20.76%(f)           2.99%(f)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in
   thousands)                                      $ 38,294       $  22,071      $  3,398         $    2,350
  Ratio of expenses to average net
   assets (g)                                          1.97%(h)        2.02%         2.22%(h)           2.36%(h)
  Ratio of net investment loss to
   average net assets (g)                             (0.37)%(h)      (0.57)%       (0.33)%(h)         (0.51)%(h
  Waiver                                               0.03%(h)        0.14%         0.23%(h)           0.23%(h)
  Portfolio turnover rate                                39%(f)         106%           68%(f)            188%

(a)   The Fund changed its fiscal year end from December 31 to August 31.

(b) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming no contingent deferred sales charge.

(e) Had the Investment Advisor not reimbursed a portion of expenses, total return would have been reduced.

(f)   Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)    Annualized.

                                 CLASS C SHARES
                                             (UNAUDITED)
                                              SIX MONTHS
                                                ENDED        YEAR ENDED
                                             FEBRUARY 28,    AUGUST 31,
                                                 2005         2004 (a)
                                            ------------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD        $   18.18       $   16.42
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss (b)                       (0.03)          (0.09)
  Net realized and unrealized gain on
   investments and foreign currency              2.29            1.85
  Total from Investment Operations               2.26            1.76
Less Distributions:
  From net realized gains                       (0.22)             --
Net Asset Value, End of Period              $   20.22       $   18.18
  Total return (c)(d)(e)                        12.45%          10.72%
Ratios/Supplemental Data:
  Net assets, end of period (in
   thousands)                               $  30,185       $  14,821
  Ratio of expenses to average net
   assets (f)(g)                                 1.97%           2.05%
  Ratio of net investment loss to
   average net assets (f)(g)                    (0.37%)         (0.57%)
  Waiver (g)                                     0.03%           0.07%
  Portfolio turnover rate                          39%(e)         106%

(a) Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming no contingent deferred sales charge.

(d) Had the Investment Advisor not reimbursed a portion of expenses, total return would have been reduced.

(e)   Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

CLASS D SHARES

                                              (UNAUDITED)
                                               SIX MONTHS
                                                 ENDED              YEAR ENDED    PERIOD ENDED      PERIOD ENDED
                                              FEBRUARY 28,          AUGUST 31,     AUGUST 31,        DECEMBER 31,
                                                  2005                2004          2003 (a)           2002 (b)
                                              ------------          ----------    ------------      --------------
NET ASSET VALUE, BEGINNING OF PERIOD            $ 18.17            $ 15.81           $ 13.11            $ 12.72
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss (c)                         (0.03)             (0.08)            (0.05)             (0.01)
  Net realized and unrealized gain on
   investments and foreign currency                2.29               2.44              2.75               0.40
  Total from Investment Operations                 2.26               2.36              2.70               0.39
LESS DISTRIBUTIONS
  From net realized gains                         (0.22)                --                --                 --
NET ASSET VALUE, END OF PERIOD                  $ 20.21            $ 18.17           $ 15.81            $ 13.11
  Total return (d)(e)                             12.46%(f)          14.93%            20.59%(f)           3.07%(f)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)      $   650            $   693           $   704            $   355
  Ratio of expenses to average net assets
   (g)                                             1.97%(h)           1.94%             2.34%(h)           2.28%(h)
  Ratio of net investment loss to average
   net assets                                     (0.37)%(h)         (0.48)%           (0.48)%(h)         (0.43)%(h)
  Waiver                                           0.03%(h)           0.12%             0.15%(h)           0.15%(h)
  Portfolio turnover rate                            39%(f)            106%               68%(f)            188%

(a)   The Fund changed its fiscal year end from December 31 to August 31.

(b) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming no contingent deferred sales charge.

(e) Had the Investment Advisor not reimbursed a portion of expenses, total return would have been reduced.

(f)   Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)   Annualized.

CLASS Z SHARES

                                                          YEAR ENDED AUGUST 31,

                                          (UNAUDITED)
                                           SIX MONTHS                                      YEAR ENDED DECEMBER 31,
                                              ENDED        YEAR ENDED      PERIOD ENDED                              PERIOD ENDED
                                          FEBRUARY 28,     AUGUST 31,       AUGUST 31,                               DECEMBER 31,
                                              2005           2004            2003 (a)          2002 (b)      2001        2000 (c)
                                        -------------      ----------      --------------   ------------  ---------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD     $  18.42          $  15.98        $  13.14         $  14.52      $  11.23   $  10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                      0.06(d)           0.08(d)         0.08(d)          0.10(d)       0.05       0.02
  Net realized and unrealized gain
   (loss) on investments and foreign
   currency                                  2.34              2.47            2.76            (1.35)         3.29       1.23
  Total from investment operations           2.40              2.55            2.84            (1.25)         3.34       1.25
LESS DISTRIBUTIONS
  From net investment income                (0.07)            (0.11)             --            (0.11)        (0.05)     (0.02)
  From net realized gains                   (0.22)               --              --            (0.02)           --         --
  Total distributions                       (0.29)            (0.11)             --            (0.13)        (0.05)     (0.02)
NET ASSET VALUE, END OF PERIOD           $  20.53          $  18.42        $  15.98         $  13.14      $  14.52   $  11.23
  Total return (e)                          13.08%(f)(g)      15.98%(f)       21.61%(f)(g)     (8.56)%(f)    29.76%     12.25%(f)(g)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in
   thousands)                            $288,290          $272,178        $227,454         $209,610      $139,504   $  9,526
  Ratio of expenses to average net
   assets (h)                                0.97%(i)          1.02%           1.08%(i)         1.23%         1.13%     1.34%(i)
  Ratio of net investment income to
   average net assets (h)                    0.63%(i)          0.44%           0.82%(i)         0.62%         0.71%     1.92%(i)
Waiver                                       0.03%(i)          0.03%           0.03%(i)         0.03%        --         3.97%(i)
Portfolio turnover rate                        39%(f)           106%             68%(g)          188%          278%       64%(g)

(a)   The Fund changed its fiscal year end from December 31 to August 31.

(b)   On November 1, 2002, the existing Fund shares were renamed Class Z shares.

(c) The Fund commenced investment operations on October 27, 2000. Per share data, total return and portfolio turnover rate reflect activity from that date.

(d) Per share data was calculated using average shares outstanding during the period.

(e)   Total return at net asset value assuming all distributions reinvested.

(f) Had the Investment Advisor not reimbursed a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

            6. The information under the heading, "For More Information - Investment Company Act file number" is revised as follows:

            Columbia Funds Series Trust I: 811-4367

                  - Columbia Strategic Investor Fund

                                     * * *

      7. The Prospectuses are hereby supplemented with the following information relating to hypothetical investment and expense information:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

      The following supplemental hypothetical investment information provides additional information about the effect of the expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Funds assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested and that Class B shares and Class G shares converts to Class A shares and Class T shares, respectively, after eight years. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any fee waiver or expense reimbursement. Your actual costs may be higher or lower.

  COLUMBIA STRATEGIC INVESTOR FUND - A

                                     ANNUAL EXPENSE RATIO
                                             1.30%
        CUMULATIVE RETURN            HYPOTHETICAL YEAR-END                                   HYPOTHETICAL YEAR        ANNUAL
         BEFORE FEES AND                 BALANCE BEFORE           CUMULATIVE RETURN          END BALANCE AFTER       FEES AND
YEAR        EXPENSES                    FEES AND EXPENSES      AFTER FEES AND EXPENSES       FEES AND EXPENSES       EXPENSES
 1           5.00%                        $ 9,896.25                   3.70%                    $ 9,773.72          $  699.79
 2          10.25%                        $10,391.06                   7.54%                    $10,135.35          $  129.41
 3          15.76%                        $10,910.62                  11.52%                    $10,510.36          $  134.20
 4          21.55%                        $11,456.15                  15.64%                    $10,899.24          $  139.16
 5          27.63%                        $12,028.95                  19.92%                    $11,302.52          $  144.31
 6          34.01%                        $12,630.40                  24.36%                    $11,720.71          $  149.65
 7          40.71%                        $13,261.92                  28.96%                    $12,154.38          $  155.19
 8          47.75%                        $13,925.02                  33.73%                    $12,604.09          $  160.93
 9          55.13%                        $14,621.27                  38.68%                    $13,070.44          $  166.88
10          62.89%                        $15,352.33                  43.81%                    $13,554.04          $  173.06

TOTAL GAIN BEFORE FEES AND EXPENSES       $ 5,927.33
TOTAL GAIN AFTER FEES AND EXPENSES                                                              $ 4,129.04
TOTAL ANNUAL FEES AND EXPENSES                                                                                      $2,052.58

COLUMBIA STRATEGIC INVESTOR FUND - B

                                    ANNUAL EXPENSE RATIO
                                            2.05%

         CUMULATIVE RETURN          HYPOTHETICAL YEAR-END                                   HYPOTHETICAL YEAR        ANNUAL
          BEFORE FEES AND               BALANCE BEFORE           CUMULATIVE RETURN          END BALANCE AFTER       FEES AND
YEAR         EXPENSES                 FEES AND EXPENSES       AFTER FEES AND EXPENSES       FEES AND EXPENSES       EXPENSES
1            5.00%                      $10,500.00                   2.95%                    $10,295.00          $  208.02
2           10.25%                      $11,025.00                   5.99%                    $10,598.70          $  214.16
3           15.76%                      $11,576.25                   9.11%                    $10,911.36          $  220.48
4           21.55%                      $12,155.06                  12.33%                    $11,233.25          $  226.98
5           27.63%                      $12,762.82                  15.65%                    $11,564.63          $  233.68
6           34.01%                      $13,400.96                  19.06%                    $11,905.79          $  240.57
7           40.71%                      $14,071.00                  22.57%                    $12,257.01          $  247.67
8           47.75%                      $14,774.55                  26.19%                    $12,618.59          $  254.97
9           55.13%                      $15,513.28                  30.85%                    $13,085.48          $  167.08
10          62.89%                      $16,288.95                  35.70%                    $13,569.64          $  173.26

TOTAL GAIN BEFORE FEES AND EXPENSES     $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                            $ 3,569.64
TOTAL ANNUAL FEES AND EXPENSES                                                                                    $2,186.87

COLUMBIA STRATEGIC INVESTOR FUND - C

                                ANNUAL EXPENSE RATIO
                                        2.05%

           CUMULATIVE RETURN    HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR       ANNUAL
            BEFORE FEES AND        BALANCE BEFORE          CUMULATIVE RETURN      END BALANCE AFTER      FEES AND
YEAR            EXPENSES          FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES      EXPENSES
  1               5.00%                $10,500.00               2.95%                  $10,295.00        $  208.02
  2              10.25%                $11,025.00               5.99%                  $10,598.70        $  214.16
  3              15.76%                $11,576.25               9.11%                  $10,911.36        $  220.48
  4              21.55%                $12,155.06              12.33%                  $11,233.25        $  226.98
  5              27.63%                $12,762.82              15.65%                  $11,564.63        $  233.68
  6              34.01%                $13,400.96              19.06%                  $11,905.79        $  240.57
  7              40.71%                $14,071.00              22.57%                  $12,257.01        $  247.67
  8              47.75%                $14,774.55              26.19%                  $12,618.59        $  254.97
  9              55.13%                $15,513.28              29.91%                  $12,990.84        $  262.50
  10             62.89%                $16,288.95              33.74%                  $13,374.07        $  270.24

TOTAL GAIN BEFORE FEES AND EXPENSES    $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                     $ 3,374.07
TOTAL ANNUAL FEES AND EXPENSES                                                                           $2,379.27

COLUMBIA STRATEGIC INVESTOR FUND - D

                                ANNUAL EXPENSE RATIO
                                      2.05%

           CUMULATIVE RETURN    HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR        ANNUAL
            BEFORE FEES AND        BALANCE BEFORE          CUMULATIVE RETURN      END BALANCE AFTER       FEES AND
YEAR            EXPENSES          FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES       EXPENSES
  1               5.00%                $10,500.00               2.95%                  $10,295.00        $  208.02
  2              10.25%                $11,025.00               5.99%                  $10,598.70        $  214.16
  3              15.76%                $11,576.25               9.11%                  $10,911.36        $  220.48
  4              21.55%                $12,155.06              12.33%                  $11,233.25        $  226.98
  5              27.63%                $12,762.82              15.65%                  $11,564.63        $  233.68
  6              34.01%                $13,400.96              19.06%                  $11,905.79        $  240.57
  7              40.71%                $14,071.00              22.57%                  $12,257.01        $  247.67
  8              47.75%                $14,774.55              26.19%                  $12,618.59        $  254.97
  9              55.13%                $15,513.28              29.91%                  $12,990.84        $  262.50
  10             62.89%                $16,288.95              33.74%                  $13,374.07        $  270.24

TOTAL GAIN BEFORE FEES AND EXPENSES    $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                     $ 3,374.07
TOTAL ANNUAL FEES AND EXPENSES                                                                           $2,379.27

COLUMBIA STRATEGIC INVESTOR FUND - Z

                                ANNUAL EXPENSE RATIO
                                      1.05%

           CUMULATIVE RETURN    HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR        ANNUAL
            BEFORE FEES AND        BALANCE BEFORE          CUMULATIVE RETURN      END BALANCE AFTER       FEES AND
YEAR             EXPENSES          FEES AND EXPENSES    AFTER FEES AND EXPENSES   FEES AND EXPENSES       EXPENSES
  1                5.00%               $10,500.00               3.95%                  $10,395.00        $  107.07
  2               10.25%               $11,025.00               8.06%                  $10,805.60        $  111.30
  3               15.76%               $11,576.25              12.32%                  $11,232.42        $  115.70
  4               21.55%               $12,155.06              16.76%                  $11,676.10        $  120.27
  5               27.63%               $12,762.82              21.37%                  $12,137.31        $  125.02
  6               34.01%               $13,400.96              26.17%                  $12,616.73        $  129.96
  7               40.71%               $14,071.00              31.15%                  $13,115.10        $  135.09
  8               47.75%               $14,774.55              36.33%                  $13,633.14        $  140.43
  9               55.13%               $15,513.28              41.72%                  $14,171.65        $  145.98
  10              62.89%               $16,288.95              47.31%                  $14,731.43        $  151.74

TOTAL GAIN BEFORE FEES AND EXPENSES    $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                     $ 4,731.43
TOTAL ANNUAL FEES AND EXPENSES                                                                           $1,282.56

      This section of the supplement applies to the "Funds" and "Trusts" listed below. That list also identifies each Fund as an "Equity Fund," a "Fixed Income Fund," a "Short-Intermediate Fixed Income Fund" or a "Short-Term Fixed Income Fund."

      8. Columbia Funds Distributor, Inc. (the Funds' distributor) and Columbia Funds Services, Inc. (the Funds' transfer agent) will change their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.

      9. The footnotes to the table entitled "Shareholder Fees" in the Fund's Class A, B and C Prospectus are revised to provide that the contingent deferred sales charge ("CDSC") applicable to Class A shares applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.

      10. The section entitled "Investment Minimums" in the Fund's Class A, B and C Prospectus is revised in its entirety as follows:

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Please see the Statement of Additional Information for more details on investment minimums.

      11. The call-out box entitled "Choosing a Share Class" in the Fund's Class A, B and C Prospectus is revised in its entirety as follows:

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B AND C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

      12. The table entitled "Class A Sales Charges" in the Fund's Class A, B and C Prospectus is replaced in its entirety as follows:

      For Fixed Income Funds (other than Columbia Money Market Fund and Columbia Municipal Money Market Fund):

Class A Sales Charges

                                     AS A % OF THE                        % OF OFFERING PRICE
                                    PUBLIC OFFERING    AS A % OF YOUR    RETAINED BY FINANCIAL
AMOUNT PURCHASED                        PRICE            INVESTMENT            ADVISOR
Less than $50,000                      4.75               4.99                  4.25

$50,000 to less than $100,000          4.50               4.71                  4.00

$100,000 to less than $250,000         3.50               3.63                  3.00

$250,000 to less than $500,000         2.50               2.56                  2.25

$500,000 to less than $1,000,000       2.00               2.04                  1.75

$1,000,000 or more                     0.00               0.00                  0.00

      For Short-Intermediate Fixed Income Funds:

Class A Sales Charges

                                     AS A % OF THE                        % OF OFFERING PRICE
                                    PUBLIC OFFERING    AS A % OF YOUR    RETAINED BY FINANCIAL
AMOUNT PURCHASED                        PRICE            INVESTMENT            ADVISOR
Less than $100,000                     3.25               3.36                  3.00

$100,000 to less than $250,000         2.50               2.56                  2.25

$250,000 to less than $500,000         2.00               2.04                  1.75

$500,000 to less than $1,000,000       1.50               1.52                  1.25

$1,000,000 or more                     0.00               0.00                  0.00

      For Short-Term Fixed Income Funds:

Class A Sales Charges

                                     AS A % OF THE                        % OF OFFERING PRICE
                                    PUBLIC OFFERING    AS A % OF YOUR    RETAINED BY FINANCIAL
AMOUNT PURCHASED                        PRICE            INVESTMENT            ADVISOR
Less than $100,000                      1.00                1.01                0.75

$100,000 to less than $250,000          0.75                0.76                0.50

$250,000 to less than $1,000,000        0.50                0.50                0.40

$1,000,000 or more                      0.00                0.00                0.00


      13. The paragraph immediately following the table entitled "Class A Sales Charges" in the Fund's Class A, B and C Prospectus is revised in its entirety as follows:

Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

      14. For all Funds (other than Columbia Large Company Index Fund, Columbia Small Company Index Fund and Columbia U.S. Treasury Index Fund), the table entitled "Purchases Over $1 Million" for Class A shares in the Fund's Class A, B and C Prospectus is replaced in its entirety as follows:

Purchases Over $1 Million

AMOUNT PURCHASED                                COMMISSION %
Less than $3 million                               1.00

$3 million to less than $50 million                0.50

$50 million or more                                0.25

For certain group retirement plans, financial advisors will receive a 1% commission from the distributor on all purchases less than $3 million.

      15. The section entitled "Reduced Sales Charges for Larger Investments" in the Fund's Class A, B and C Prospectus is revised in its entirety as follows:

      A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

      B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

      -     Individual accounts

      -     Joint accounts

      -     Certain IRA accounts

      -     Certain trusts

      -     UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

      C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

      D. How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, though fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

      16. All disclosure related to Class B Sales Charges under the section entitled "Sales Charges" in the Fund's Class A, B and C Prospectus is revised in its entirety as follows:

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

      For all Funds (other than the Short-Intermediate Fixed Income Funds):

Purchases of less than $50,000

Class B Sales Charges

                                               % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                  SHARES ARE SOLD
Through first year                                  5.00

Through second year                                 4.00

Through third year                                  3.00

Through fourth year                                 3.00

Through fifth year                                  2.00

Through sixth year                                  1.00

Longer than six years                               0.00


Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

      For Short-Intermediate Fixed Income Funds:

Purchases of less than $50,000

Class B Sales Charges

                                               % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                  SHARES ARE SOLD
Through first year                                  3.00

Through second year                                 3.00

Through third year                                  2.00

Through fourth year                                 1.00

Through fifth year                                  0.00

Through sixth year                                  0.00

Longer than six years                               0.00


Commission to financial advisors is 2.75%.

Automatic conversion to Class A shares occurs eight years after purchase.

      17. The instructions with respect to redemptions by systematic withdrawal plan in the table under the section "How to Sell Shares" in the Fund's Class A, B and C Prospectus are revised in their entirety as follows:

You may automatically sell a specified dollar amount or percentage of your account on a monthly, quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance requirement has been waived for wrap accounts. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

COLUMBIA FUNDS TRUST I
Columbia High Yield Opportunity Fund (b)
Columbia Strategic Income Fund (b)
Columbia Tax-Managed Growth Fund (a)
Columbia Tax-Managed Growth Fund II (a)
Columbia Tax-Managed Value Fund (a)

COLUMBIA FUNDS TRUST II
Columbia Newport Greater China Fund (a)
Columbia Money Market Fund (b)

COLUMBIA FUNDS TRUST III
Columbia Mid Cap Value Fund (a)
Columbia Liberty Fund (a)
Columbia Global Equity Fund (a)
Columbia Federal Securities Fund (b)

COLUMBIA FUNDS TRUST IV
Columbia Tax-Exempt Fund (b)
Columbia Tax-Exempt Insured Fund (b)
Columbia Utilities Fund (a)
Columbia Municipal Money Market Fund (b)

COLUMBIA FUNDS TRUST V
Columbia California Tax-Exempt Fund (b)
Columbia Connecticut Tax-Exempt Fund (b)
Columbia Massachusetts Tax-Exempt Fund (b)
Columbia New York Tax-Exempt Fund (b)
Columbia Large Company Index Fund (a)
Columbia U.S. Treasury Index Fund (b)
Columbia Small Company Index Fund (a)
Columbia Intermediate Tax-Exempt Bond Fund (c)
Columbia Massachusetts Intermediate Municipal Bond Fund (c)
Columbia Connecticut Intermediate Municipal Bond Fund (c)
Columbia New Jersey Intermediate Municipal Bond Fund (c)
Columbia New York Intermediate Municipal Bond Fund (c)
Columbia Rhode Island Intermediate Municipal Bond Fund (c)
Columbia Florida Intermediate Municipal Bond Fund (c)
Columbia Pennsylvania Intermediate Municipal Bond Fund (c)

Columbia Balanced Fund, Inc. (a)
Columbia Fixed Income Securities Fund, Inc. (b)
Columbia High Yield Fund, Inc. (b)
Columbia International Stock Fund, Inc. (a)
Columbia Oregon Municipal Bond Fund, Inc. (c)
Columbia Real Estate Equity Fund, Inc. (a)
Columbia Short Term Bond Fund, Inc. (b)
Columbia Mid Cap Growth Fund, Inc. (a)
Columbia Strategic Investor Fund (a)
Columbia Technology Fund, Inc. (a)

COLUMBIA FUNDS TRUST VI
Columbia Growth & Income Fund (a)
Columbia Small Cap Value Fund (a)

COLUMBIA FUNDS TRUST VII
Columbia Newport Tiger Fund (a)

COLUMBIA FUNDS TRUST VIII
Columbia Income Fund (b)
Columbia Intermediate Bond Fund (c)

COLUMBIA FUNDS TRUST IX
Columbia High Yield Municipal Fund (b)
Columbia Managed Municipals Fund (b)

COLUMBIA FUNDS TRUST XI
Columbia Young Investor Fund (a)
Columbia Growth Stock Fund (a)
Columbia Asset Allocation Fund (a)
Columbia Dividend Income Fund (a)
Columbia Large Cap Core Fund (a)
Columbia Large Cap Growth Fund (a)
Columbia Disciplined Value Fund (a)
Columbia Small Cap Fund (a)
Columbia Small Company Equity Fund (a)

FUND KEY
(a) = Equity
(b) = Fixed Income
(c) = Short-Intermediate Fixed Income
(d) = Short-Term Fixed Income

      This section of the supplement applies to the "Funds" and "Trusts" listed below. This supplement is effective on the date of the name changes and product and services changes referenced below, currently expected to be August 22, 2005.

      18. Columbia Funds Distributor, Inc. (the Funds' distributor) and Columbia Funds Services, Inc. (the Funds' transfer agent) will change their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.

      19. The section entitled "Eligible Investors" in the Fund's Class Z Prospectus is revised in its entirety as follows:

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.

IMPORTANT THINGS TO CONSIDER WHEN DECIDING ON A CLASS OF SHARES:

Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.

Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by an intermediary. Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.

Eligible Investors and their applicable investment minimums are as follows:

No minimum initial investment

- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

- Any group retirement plan, including defined benefit and defined contribution plans such as: 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of a Fund's transfer agent;

- Any investor purchasing through a Columbia Management Group state tuition plan organized under Section 529 of the Internal Revenue Code; or

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

$1,000 minimum initial investment

      - Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (CMD) (i) who holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by CMD;

      - Any trustee or director (or family member of a trustee or director) of any fund distributed by CMD;

      - Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;

      - Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $1,000 minimum investment requirement);

      - Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; or

      - Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.

The Funds reserve the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Funds also reserve the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

COLUMBIA FUNDS TRUST I
Columbia High Yield Opportunity Fund
Columbia Strategic Income Fund
Columbia Tax-Managed Growth Fund
Columbia Tax-Managed Growth Fund II
Columbia Tax-Managed Value Fund

COLUMBIA FUNDS TRUST II
Columbia Newport Greater China Fund
Columbia Money Market Fund

COLUMBIA FUNDS TRUST III
Columbia Mid Cap Value Fund
Columbia Liberty Fund
Columbia Federal Securities Fund

COLUMBIA FUNDS TRUST IV
Columbia Utilities Fund
Columbia Municipal Money Market Fund

COLUMBIA FUNDS TRUST V
Columbia Large Company Index Fund
Columbia U.S. Treasury Index Fund
Columbia Small Company Index Fund
Columbia Intermediate Tax-Exempt Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia Connecticut Intermediate Municipal Bond Fund
Columbia New Jersey Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia Florida Intermediate Municipal Bond Fund
Columbia Pennsylvania Intermediate Municipal Bond Fund

Columbia Balanced Fund, Inc.
Columbia Daily Income Company
Columbia Fixed Income Securities Fund, Inc.
Columbia High Yield Fund, Inc.
Columbia International Stock Fund, Inc.
Columbia Oregon Municipal Bond Fund, Inc.
Columbia Real Estate Equity Fund, Inc.
Columbia Short Term Bond Fund, Inc.
Columbia Small Cap Growth Fund, Inc.
Columbia Mid Cap Growth Fund, Inc.
Columbia Strategic Investor Fund
Columbia Technology Fund, Inc.

COLUMBIA FUNDS TRUST VI
Columbia Growth & Income Fund
Columbia Small Cap Value Fund

COLUMBIA FUNDS TRUST VII
Columbia Newport Tiger Fund

COLUMBIA FUNDS TRUST VIII
Columbia Income Fund
Columbia Intermediate Bond Fund

COLUMBIA FUNDS TRUST IX
Columbia High Yield Municipal Fund
Columbia Managed Municipals Fund

COLUMBIA FUNDS TRUST XI
Columbia Young Investor Fund
Columbia Growth Stock Fund
Columbia Asset Allocation Fund
Columbia Dividend Income Fund
Columbia Large Cap Core Fund
Columbia Large Cap Growth Fund
Columbia Disciplined Value Fund
Columbia Small Cap Fund
Columbia Small Company Equity Fund

      20. The following paragraph is added to the section "Principal Investment Strategies" for the Fund:

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

      21. As discussed in greater detail in earlier supplements, on March 15, 2004, Columbia Management Advisors, Inc. ("Columbia Management"), the Fund's adviser, and Columbia Funds Distributor, Inc. ("CFD") the distributor of the Fund's shares (collectively, "Columbia"), entered into agreements in principle with the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") to resolve the proceedings brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds.

      On February 9, 2005, Columbia entered into an Assurance of Discontinuance with the NYAG (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order" and together, the "Settlements"). The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle.

      Under the terms of the SEC Order, Columbia has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review Columbia's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

      Pursuant to the procedures set forth in the SEC Order, the settlement amounts will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with Columbia and the Fund's independent trustees and not unacceptable to the staff of the SEC. More specific information on the distribution plan will be communicated at a later date.

      As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia Funds, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

A copy of the SEC Order will be available on the SEC's website at http://www.sec.gov. A copy of the NYAG Settlement will be available as part of the Bank of America Corporation Form 8-K filing on or about February 10, 2005.

COLUMBIA STRATEGIC INVESTOR FUND         Prospectus, January 1, 2005

Formerly Columbia Strategic Value Fund
CLASS A, B, C AND D* SHARES

Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   5
Your Expenses........................................   7


YOUR ACCOUNT                                            9
---------------------------------------------------------
How to Buy Shares....................................   9
Sales Charges........................................  10
How to Exchange Shares...............................  16
How to Sell Shares...................................  16
Fund Policy on Trading of Fund Shares................  17
Distribution and Service Fees........................  18
Other Information About Your Account.................  19


MANAGING THE FUND                                      22
---------------------------------------------------------
Investment Advisor...................................  22
Portfolio Managers...................................  22


OTHER INVESTMENT STRATEGIES                            23
---------------------------------------------------------
Stock Selection......................................  23


FINANCIAL HIGHLIGHTS                                   24
---------------------------------------------------------

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

*EFFECTIVE OCTOBER 13, 2003, THIS FUND'S CLASS D SHARES WERE CLOSED TO NEW INVESTORS.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth of capital by using a "value" approach to invest primarily in common stocks.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The value approach employed by the Fund emphasizes investments in companies the Fund's investment advisor believes are undervalued relative to their intrinsic worth or prior history. The Fund devotes more attention to the growth and earnings of companies than is normally associated with a fund using a strict value approach.

A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may provide buying opportunities at prices attractive when compared to historical or market price-to-earnings (P/E) ratios, price-to-cash flow ratios, book value or return on equity. These "undervalued" companies typically have a history of below-average earnings growth. A company's value is measured based on its P/E ratios, price/sales ratios, asset values, and discount-to-private market value.

Typically, the Fund seeks companies that are attractively valued and that are demonstrating or show the potential to demonstrate earnings growth above their historic rate, improving cash flow and improving return on invested capital. These may also include special situations companies that are experiencing management changes or are temporarily out of favor.

The Fund may invest in companies of any size, but expects to invest a significant percentage of its assets in small- and mid-cap sized companies. The Fund may also invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures), certain options and financial futures contracts (derivatives). The Fund may also invest up to 25% of its assets in foreign securities, including American Depositary Receipts.

As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate

----
 2

THE FUND

drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the advisor has placed on it.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Investment in emerging markets is subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

The Fund may also invest in stock futures and option contracts, which are traditional types of derivatives. A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Losses (or gains) involving derivatives can sometimes be substantial. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that generally can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risk. The Fund will not use derivatives for speculative purposes or as leveraged investment that may magnify gains or losses.

                                                                            ----

THE FUND

Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion prices). A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer's convertible securities generally entail less risk than its common stock but more risk than its debt obligations.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

----
 4

THE FUND

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B, C and D shares, including sales charges, compare with those of broad measures of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each complete calendar year in the life of the Fund. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were reflected, these returns would be lower.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year and life of the Fund periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

              The Fund's returns are compared to the S&P 500 Index and the Russell 3000 Value Index. The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-
              book ratios and lower forecasted growth values. Unlike the
              Fund, the indexes are not investments, do not incur fees,
              expenses or taxes and are not professionally managed.
             -------------------------------------------------------------------

                                                                            ----

THE FUND

CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)

                                  (BAR CHART)

                                                                                                    29.76%                36.12%
                                                                                                               -8.63%
                        1994       1995       1996       1997       1998       1999       2000       2001       2002       2003


            The Fund's year-to-date total return through  For period shown in bar chart:
            September 30, 2004 (Class A) was +5.73%.      Best quarter: 2nd quarter 2003, +19.84%
                                                          Worst quarter: 3rd quarter 2002, -17.37%

 (1) Class A is a newer class of shares. Its performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and Class Z shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A shares were initially offered on November 1, 2002, and Class Z shares were initially offered on November 9, 2000.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2003(2)

                                                                                LIFE OF
                                                                1 YEAR          THE FUND
Class A (%)
  Return Before Taxes                                            28.29            18.56
  Return After Taxes on Distributions                            28.21            18.31
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                         18.49            16.01
----------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                            30.11            19.80
  Return After Taxes on Distributions                            30.11            19.57
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                         19.57            17.10
----------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                            34.11            20.44
  Return After Taxes on Distributions                            34.11            20.21
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                         22.17            17.68
----------------------------------------------------------------------------------------
Class D (%)
  Return Before Taxes                                            32.52            20.02
  Return After Taxes on Distributions                            32.52            19.79
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                         21.14            17.30
----------------------------------------------------------------------------------------
Russell 3000 Value Index (%)                                     31.14             2.81(3)
----------------------------------------------------------------------------------------
S&P 500 Index (%)                                                28.68            -5.60(3)

 (2) Class A, Class B, Class C and Class D are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to their inception. These returns have not been restated to reflect

----
 6

THE FUND

     any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class C shares were initially offered on October 13, 2003, Class A, B and D shares were initially offered on November 1, 2002, and Class Z shares were initially offered on November 9, 2000.

 (3) Performance information is from November 9, 2000.

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and other administrative costs including pricing and custody services.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table, but does reflect the waiver of the initial sales charge for Class D shares. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class B shares convert to Class A shares after eight years
             -------------------------------------------------------------------

SHAREHOLDER FEES(3) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                               CLASS A         CLASS B         CLASS C         CLASS D
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         5.75            0.00            0.00            1.00(4)
----------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               1.00(5)         5.00            1.00            1.00
----------------------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             (6)             (6)             (6)             (6)

 (3) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (4) The Fund's advisor has agreed to waive indefinitely the front-end sales charge for purchases of Class D shares by existing Class D shareholders.

 (5) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

 (6) There is a $7.50 charge for wiring sale proceeds to your bank.

                                                                            ----

THE FUND

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                               CLASS A         CLASS B         CLASS C         CLASS D
Management fee (%)                                              0.75            0.75            0.75            0.75
----------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                       0.25            1.00            1.00            1.00
----------------------------------------------------------------------------------------------------------------------
Other expenses(7)(8) (%)                                        0.30            0.30            0.30            0.30
----------------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses(7)(8) (%)                  1.30            2.05            2.05            2.05

 (7) Restated to reflect changes in contractual rates for transfer agency and bookkeeping services effective November 1, 2003.

 (8) The Fund's advisor has voluntarily agreed to waive 0.03% of the transfer agency fees for each Class A, B, C and D share class, respectively. If these waivers were reflected in the table, other expenses for Class A, B, C and D shares would be 0.27% for each class, respectively, and total annual fund operating expenses for Class A, B, C and D shares would be 1.27%, 2.02%, 2.02% and 2.02%, respectively. This arrangement may be modified or terminated by the advisor at any time.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
Class A                                                           $700           $963           $1,247           $2,053
------------------------------------------------------------------------------------------------------------------------
Class B:  did not sell your shares                                $208           $643           $1,103           $2,187
          sold all your shares at
          the end of the period                                   $708           $943           $1,303           $2,187
------------------------------------------------------------------------------------------------------------------------
Class C:  did not sell your shares                                $208           $643           $1,103           $2,379
          sold all your shares at
          the end of the period                                   $308           $643           $1,103           $2,379
------------------------------------------------------------------------------------------------------------------------
Class D:  did not sell your shares                                $208           $643           $1,103           $2,379
          sold all your shares at
          the end of the period                                   $308           $643           $1,103           $2,379

----
 8

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund or your financial advisor receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

Notice to Fund Shareholders: Class D shares are closed to new investors and new accounts. The Fund now offers Class C shares, which are subject to the same service and distribution fees and sales charges as Class D shares except Class C shares are not subject to a front-end sales charge. The Fund's advisor has agreed to waive indefinitely the front-end sales charge for purchases of Class D shares by existing Class D investors. For more information on expenses and sales charges for Class C shares and Class D shares, See "The Fund -- Your Expenses" and "Your Account -- Sales Charges" in this Prospectus.

             -------------------------------------------------------------------
 INVESTMENT MINIMUMS

                   Initial Investment..........................................  $1,000
                   Subsequent Investments......................................  $   50
                   Automatic Investment Plan*..................................  $   50
                   Retirement Plan*............................................  $   25

              * The initial investment minimum of $1,000 is waived on these plans.

              The Fund reserves the right to change these investment
              minimums. The Fund also reserves the right to refuse a
              purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
             -------------------------------------------------------------------

                                                                            ----

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of the New York Stock
                       Exchange (NYSE), usually 4:00 p.m. Eastern time. Your
                       financial advisor may charge you fees for executing the
                       purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts send a completed application and check made
(new account)          payable to the Fund and mailed to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts fill out and return the additional
(existing account)     investment stub included in your quarterly statement, or
                       send a letter of instruction including your Fund name and
                       account number with a check made payable to the Fund to
                       Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class of the Fund at no additional cost.
                       There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By wire                You may purchase shares by wiring money from your bank
                       account to your Fund account. To wire funds to your Fund
                       account, call 1-800-422-3737 for wiring instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares by electronically transferring money
funds transfer         from your bank account to your Fund account by calling
                       1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good
                       form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You can make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You can select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You can purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       fund shares of the same class at no additional cost. You
                       must have a current balance of at least $5,000 in the fund the money is coming from. Exchanges will continue so long as your fund balance is sufficient to complete the transfers.
                       You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling
                       1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.

SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

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              CHOOSING A SHARE CLASS

              The Fund offers four classes of shares in this prospectus -- CLASS A, B, C and D. Class D shares are closed to new investors and new accounts. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

              The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a
              separate prospectus provided to eligible institutional and other investors.
             -------------------------------------------------------------------

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 10

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CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES

                                                                                                      % OF OFFERING
                                                                                                          PRICE
                                                                AS A % OF                              RETAINED BY
                                                                THE PUBLIC           AS A %             FINANCIAL
                                                                 OFFERING           OF YOUR              ADVISOR
AMOUNT PURCHASED                                                  PRICE            INVESTMENT             FIRM
Less than $50,000                                                  5.75               6.10                5.00
-------------------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                                      4.50               4.71                3.75
-------------------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                                     3.50               3.63                2.75
-------------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                                     2.50               2.56                2.00
-------------------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                                   2.00               2.04                1.75
-------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                 0.00               0.00                0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                                COMMISSION %
Less than $3 million                                                1.00
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$3 million to less than $5 million                                  0.80
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$5 million to less than $25 million                                 0.50
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$25 million or more                                                 0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

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YOUR ACCOUNT

             -------------------------------------------------------------------

              UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

              Certain investments in Class A, B, C and D shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
              time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares you have held the longest.
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REDUCED SALES CHARGES FOR LARGER INVESTMENTS

A.  What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date of the Statement of Intent is received by the Fund.

B.  What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

     - Individual accounts

     - Joint accounts

     - Certain IRA accounts

     - Certain trusts

     - UTMA/UGMA accounts

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 12

YOUR ACCOUNT

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father-in-law and mother-in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.

C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depends on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.

D.  How can I obtain more information about breakpoint discounts?
Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   5.00
-------------------------------------------------------------------------------
Through second year                                                  4.00
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Through third year                                                   3.00
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Through fourth year                                                  3.00
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Through fifth year                                                   2.00
-------------------------------------------------------------------------------
Through sixth year                                                   1.00
-------------------------------------------------------------------------------
Longer than six years                                                0.00

                                                                            ----

YOUR ACCOUNT

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to the lower CDSC and the applicable reduced holding period; provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders.

PURCHASES OF $250,000 TO LESS THAN $500,000:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
-------------------------------------------------------------------------------
Through second year                                                  2.00
-------------------------------------------------------------------------------
Through third year                                                   1.00
-------------------------------------------------------------------------------
Longer than three years                                              0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
-------------------------------------------------------------------------------
Through second year                                                  2.00
-------------------------------------------------------------------------------
Through third year                                                   1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a

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 14

YOUR ACCOUNT

participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Class C shares have no front-end sales charge, but they do carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding the shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up front commission of 1.00% on sales of Class C shares.

CLASS C SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   1.00
-------------------------------------------------------------------------------
Longer than one year                                                 0.00

CLASS D SHARES Class D shares are closed to new investors. Your purchases of Class D shares are made at the public offering price for these shares. This price includes a sales charge of 1.00% (currently being waived), which is paid as a commission to your financial advisor on the sale of Class D shares as shown in the chart below.

CLASS D SALES CHARGES

                                            % OF OFFERING PRICE
  AS A % OF THE PUBLIC      AS A % OF      RETAINED BY FINANCIAL
     OFFERING PRICE      YOUR INVESTMENT       ADVISOR FIRM
          1.00                1.01                 1.00

In addition, the distributor pays your financial advisor an initial commission of 1.00% on sales of Class D shares. The Fund's investment advisor has agreed to waive indefinitely the front-end sales charge for purchases of Class D shares by existing Class D investors.

Class D shares also carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class (and in some cases certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. In the case of Class D shares, you may exchange your Class D shares for Class D shares of another fund in which you own Class D shares. Otherwise, you may exchange your Class D shares only for Class C shares. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange

                                                                            ----

YOUR ACCOUNT

privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Your Account -- Fund Policy on Trading of Fund Shares" in this Prospectus for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification number available when calling.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When a Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-345-6611 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

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 16

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund
                       distributed by Columbia Funds Distributor, Inc. at no
                       additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period.
                       You do not need to set up this feature in advance of your
                       call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                       address below. In your letter of instruction, note the
                       Fund's name, share class, account number, and the dollar
                       value or number of shares you wish to sell. All account
                       owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution that participates in the Medallion Signature Guarantee Program for amounts
                       over $100,000 or for alternate payee or mailing
                       instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                       1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                       telephone request. Be sure to complete the appropriate
                       section of the account application for this feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                       available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                       Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares and request that the proceeds be
funds transfer         electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                       must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Directors of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

                                                                            ----

YOUR ACCOUNT

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
RULE 12B-1 PLAN The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class B, C and D shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B, Class C and Class D shares. The annual distribution fee may equal up to 0.75% for each of Class B, Class C and Class D shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedules applicable to Class B shares.

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 18

YOUR ACCOUNT

ADDITIONAL INTERMEDIARY COMPENSATION In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday). Shares are not priced on days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However,

                                                                            ----

YOUR ACCOUNT

where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund declares and pays dividends at least annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
  transfer

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 20

YOUR ACCOUNT

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund, and subsequent distributions will be reinvested.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

                                                                            ----

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Directors. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate annualized advisory fees paid to Columbia Management by the Fund amounted to 0.75% of average daily net assets of the Fund.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
ROBERT A. UNGER, CFA, a Senior Vice President of Columbia Management, is the co-portfolio manager responsible for implementing and maintaining the investment themes and strategies of the Fund. Mr. Unger joined Columbia Management in 1984 and has managed or co-managed the Fund since 2000. Previously, he served as Vice President and Portfolio Manager at Alliance Capital Management and Senior Vice President at Oppenheimer Asset Management. Mr. Unger holds a Master of Business Administration degree from the University of Denver.

EMIL A. GJESTER, a Vice President of Columbia Management, is the co-portfolio manager responsible for implementing and maintaining the investment themes and strategies of the Fund. Mr. Gjester joined Columbia Management in 1996 and has served as an assistant portfolio manager or co-portfolio manager of the Fund since 2002. Mr. Gjester holds a Master of Business Administration degree from the University of Cambridge.

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 22

OTHER INVESTMENT STRATEGIES

The Fund's principal investment strategies and their associated risks are described above. This section describes other investment strategies of the Fund. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goal. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

             -------------------------------------------------------------------

              UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND
              RISKS

              The Fund's principal investment strategies and risks are
              described under "The Fund -- Principal Investment Strategies"
              and "The Fund -- Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks. Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.
             -------------------------------------------------------------------

STOCK SELECTION
--------------------------------------------------------------------------------
In making decisions as to the securities to hold, the Fund's investment advisor employs fundamental research and evaluates the issuer based on its financial statements and operations. The Fund's investment advisor focuses on the quality of the issuer, the price of an individual issuer's common stock, and also on economic sectors. Market timing strategies may occasionally be employed. The Fund's investment advisor measures a company's value by its P/E ratio, price to cash flow ratio, price to book ratio and price-to-private market values. A P/E ratio is the relationship between the price of a stock and earnings per share and it attempts to measure how much investors are willing to pay for future earnings. This figure is determined by dividing a stock's market price by the issuing company's earnings per share. Price to cash flow is the relationship between the price of a stock and the company's available cash from operations and helps provide an understanding about expected future cash flow.

Before selecting individual securities for the Fund, the Fund's investment advisor begins with a top-down, industry sector analysis. Then, in addition to measuring value by focusing on issuing companies' P/E ratios and price/cash flow ratios, factors the portfolio manager looks for in selecting investments include:

     - Estimated private market value in excess of current stock price. Private market value is the price an investor would pay to own the entire company.

     - Management with demonstrated ability and commitment to the company.

     - Low market valuations relative to earnings forecasts, book value, cash flow and sales.

                                                                            ----

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Class A, B, C or D share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

THE FUND

                                                              YEAR ENDED         PERIOD ENDED         PERIOD ENDED
                                                              AUGUST 31,          AUGUST 31,          DECEMBER 31,
                                                                 2004              2003(A)              2002(B)
                                                              Class A             Class A              Class A
                                                                ------              ------               ------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                          15.95               13.13                12.72
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(c)                                        0.03                0.06                 0.01
  Net realized and unrealized gain on investments and
  foreign currency                                                2.46                2.76                 0.40
------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  2.49                2.82                 0.41
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  From net investment income                                     (0.07)                 --                   --
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                18.37               15.95                13.13
------------------------------------------------------------------------------------------------------------------
Total return (%)(d)                                              15.64(e)            21.48(f)              3.22(f)
------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ($)                    99,608              60,112               53,526
Ratio of expenses to average net assets (%)(g)                    1.27                1.30(h)              1.21(h)
Ratio of net investment income to average net assets (%)(g)       0.19                0.60(h)              0.64(h)
Waiver (%)                                                        0.01                  --                   --
Portfolio turnover rate (%)                                        106                  68(f)               188

 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

 (e) Had the investment advisor not waived a portion of expenses, total return would have been reduced.

 (f) Not annualized.

 (g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (h) Annualized.

----
 24

FINANCIAL HIGHLIGHTS

THE FUND

                                                              YEAR ENDED         PERIOD ENDED         PERIOD ENDED
                                                              AUGUST 31,          AUGUST 31,          DECEMBER 31,
                                                                 2004              2003(A)              2002(B)
                                                              Class B             Class B              Class B
                                                                ------               -----                -----
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                          15.82               13.10                12.72
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(c)                                         (0.10)              (0.03)               (0.01)
  Net realized and unrealized gain on investments and
  foreign currency                                                2.45                2.75                 0.39
------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  2.35                2.72                 0.38
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                18.17               15.82                13.10
------------------------------------------------------------------------------------------------------------------
Total return (%)(d)(e)                                           14.85               20.76(f)              2.99(f)
------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ($)                    22,071               3,398                2,350
Ratio of expenses to average net assets (%)(g)                    2.02                2.22(h)              2.36(h)
Ratio of net investment loss to average net assets (%)(g)        (0.57)              (0.33)(h)            (0.51)(h)
Waiver (%)                                                        0.14                0.23(h)              0.23(h)
Portfolio turnover rate (%)                                        106                  68(f)               188

 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Total return at net asset value assuming no contingent deferred sales charge.

 (e) Had the investment advisor not waived a portion of expenses, total return would have been reduced.

 (f) Not annualized.

 (g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (h) Annualized.

                                                                            ----

FINANCIAL HIGHLIGHTS

THE FUND

                                                                PERIOD ENDED
                                                                 AUGUST 31,
                                                                  2004(A)
                                                                 Class C
                                                                   ------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                             16.42
----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(b)                                            (0.09)
  Net realized and unrealized gain on investments and
  foreign currency                                                   1.85
----------------------------------------------------------------------------
Total from investment operations                                     1.76
----------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                   18.18
----------------------------------------------------------------------------
Total return (%)(c)(d)(e)                                           10.72
----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ($)                       14,821
Ratio of expenses to average net assets (%)(f)(g)                    2.05
Ratio of net investment loss to average net assets (%)(f)(g)        (0.57)
Waiver (%)(g)                                                        0.07
Portfolio turnover rate (%)                                           106

 (a) Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

 (b) Per share data was calculated using average shares outstanding during the period.

 (c) Total return at net asset value assuming no contingent deferred sales charge.

 (d) Had the investment advisor not waived a portion of expenses, total return would have been reduced.

 (e) Not annualized.

 (f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (g) Annualized.

----
 26

FINANCIAL HIGHLIGHTS

THE FUND

                                                                YEAR ENDED         PERIOD ENDED         PERIOD ENDED
                                                                AUGUST 31,          AUGUST 31,          DECEMBER 31,
                                                                   2004              2003(A)              2002(B)
                                                                Class D             Class D              Class D
                                                                   -----               -----                -----
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                            15.81               13.11                12.72
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(c)                                           (0.08)              (0.05)               (0.01)
  Net realized and unrealized gain on investments and
  foreign currency                                                  2.44                2.75                 0.40
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    2.36                2.70                 0.39
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                  18.17               15.81                13.11
--------------------------------------------------------------------------------------------------------------------
Total return (%)(d)(e)                                             14.93               20.59(f)              3.07(f)
--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ($)                         693                 704                  355
Ratio of expenses to average net assets (%)(g)                      1.94                2.34(h)              2.28(h)
Ratio of net investment loss to average net assets (%)(g)          (0.48)              (0.48)(h)            (0.43)(h)
Waiver (%)                                                          0.12                0.15(h)              0.15(h)
Portfolio turnover rate (%)                                          106                  68(f)               188

 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Total return at net asset value assuming no contingent deferred sales charge.

 (e) Had the investment advisor not waived a portion of expenses, total return would have been reduced.

 (f) Not annualized.

 (g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (h) Annualized.

                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. These reports contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Fund's Statement of Additional Information and the Fund's website (www.columbiafunds.com) include a description of the Fund's policies with respect to disclosure of its portfolio holdings.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Strategic Investor Fund, Inc.: 811-10161 (formerly Columbia Strategic Value Fund, Inc.)

--------------------------------------------------------------------------------

(ColumbiaFunds Logo)

Advised by Columbia Management Advisors

(C)2004 Columbia Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621
800.426.3750  www.columbiafunds.com                             181-01/778T-1204

COLUMBIA STRATEGIC INVESTOR FUND         Prospectus, January 1, 2005

Formerly Columbia Strategic Value Fund

CLASS Z SHARES

Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   4
Your Expenses........................................   6


YOUR ACCOUNT                                            8
---------------------------------------------------------
How to Buy Shares....................................   8
Eligible Investors...................................   9
Sales Charges........................................   9
How to Exchange Shares...............................  10
How to Sell Shares...................................  10
Fund Policy on Trading of Fund Shares................  11
Other Information About Your Account.................  12


MANAGING THE FUND                                      15
---------------------------------------------------------
Investment Advisor...................................  15
Portfolio Managers...................................  15


OTHER INVESTMENT STRATEGIES                            16
---------------------------------------------------------
Stock Selection......................................  16


FINANCIAL HIGHLIGHTS                                   17
---------------------------------------------------------

Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth of capital by using a "value" approach to invest primarily in common stocks.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The value approach employed by the Fund emphasizes investments in companies the Fund's investment advisor believes are undervalued relative to their intrinsic worth or prior history. The Fund devotes more attention to the growth and earnings of companies than is normally associated with a fund using a strict value approach.

A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may provide buying opportunities at prices attractive when compared to historical or market price-to-earnings (P/E) ratios, price-to-cash flow ratios, book value or return on equity. These "undervalued" companies typically have a history of below-average earnings growth. A company's value is measured based on its P/E ratios, price/sales ratios, asset values, and discount-to-private market value.

Typically, the Fund seeks companies that are attractively valued and that are demonstrating or show the potential to demonstrate earnings growth above their historic rate, improving cash flow and improving return on invested capital. These may also include special situations companies that are experiencing management changes or are temporarily out of favor.

The Fund may invest in companies of any size, but expects to invest a significant percentage of its assets in small- and mid-cap sized companies. The Fund may also invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures), certain options and financial futures contracts (derivatives). The Fund may also invest up to 25% of its assets in foreign securities, including American Depositary Receipts.

As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset

----
 2

THE FUND

classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospectus is wrong, the price of its stock may fall, or may not approach the value the advisor has placed on it.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Investment in emerging markets is subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

The Fund may also invest in stock futures and option contracts, which are traditional types of derivatives. A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Losses (or gains) involving derivatives can sometimes be substantial. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that generally can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex and may be harder to value. If used for

                                                                            ----

THE FUND

speculation or as leveraged investments, derivatives can carry considerable risk. The Fund will not use derivatives for speculative purposes or as leveraged investment that may magnify gains or losses.

Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer's convertible securities generally entail less risk than its common stock but more risk than its debt obligations.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of broad measures of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

----
 4

THE FUND

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each complete calendar year in the life of the Fund. They include the effects of Fund expenses.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year and life of the Fund periods. They include the effects of Fund expenses.

              The Fund's returns are compared to the S&P 500 Index and the Russell 3000 Value Index. The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-
              book ratios and lower forecasted growth values. Unlike the
              Fund, the indexes are not investments, do not incur fees,
              expenses or taxes and are not professionally managed.
             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS Z)

                                  (BAR CHART)

                                                                                                    29.76%                36.45%
                                                                                                               -8.56%
                        1994       1995       1996       1997       1998       1999       2000       2001       2002       2003


            The Fund's year-to-date total return through  For period shown in bar chart:
            September 30, 2004 (Class Z) was +5.89%.      Best quarter: 2nd quarter 2003, +19.81%
                                                          Worst quarter: 3rd quarter 2002, -17.37%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                            ----

THE FUND

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2003

                                                                INCEPTION                         LIFE OF
                                                                  DATE            1 YEAR          THE FUND
Class Z (%)                                                      11/9/00
  Return Before Taxes                                                              36.45            20.93
  Return After Taxes on Distributions                                              36.32            20.67
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                                           23.85            18.11
----------------------------------------------------------------------------------------------------------
Russell 3000 Value Index                                                           31.14             2.81(1)
----------------------------------------------------------------------------------------------------------
S&P 500 Index (%)                                                                  28.68            -5.60(1)
----------------------------------------------------------------------------------------------------------

 (1) Performance information is from November 9, 2000.

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
UNDERSTANDING EXPENSES

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees and other administrative costs including pricing and custody services.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions
             -------------------------------------------------------------------

SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         0.00
--------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               0.00
--------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             (3)

 (2) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (3) There is a $7.50 charge for wiring sale proceeds to your bank.

----
 6

THE FUND

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

Management fee (%)                                              0.75
--------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                       0.00
--------------------------------------------------------------------
Other expenses(4)(5) (%)                                        0.30
--------------------------------------------------------------------
Total annual fund operating expenses(4)(5) (%)                  1.05

 (4) Restated to reflect changes in contractual rates for transfer agency and bookkeeping services effective November 1, 2003.

 (5) The Fund's advisor has voluntarily agreed to waive 0.03% of the transfer agency fees. If this waiver were reflected in the table, other expenses would be 0.27% and total annual fund operating expenses would be 1.02%. This arrangement may be modified or terminated by the advisor at any time.

     EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $107     $334      $579      $1,283

                                                                            ----

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with Columbia Funds Services, Inc. or your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of the New York Stock
                       Exchange (NYSE), usually 4:00 p.m. Eastern time. Your
                       financial advisor may charge you fees for executing the
                       purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts send a completed application and check made
(new account)          payable to the Fund and mailed to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts fill out and return the additional
(existing account)     investment stub included in your quarterly statement, or
                       send a letter of instruction including your Fund name and
                       account number with a check made payable to the Fund to
                       Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class or Class A of the Fund at no
                       additional cost. There may be an additional charge if
                       exchanging from a money market fund. To exchange by
                       telephone, call 1-800-422-3737. Please see "How to Exchange
                       Shares" for more information.
-----------------------------------------------------------------------------------
By wire                You may purchase shares by wiring money from your bank
                       account to your Fund account. To wire funds to your Fund
                       account, call 1-800-422-3737 for wiring instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You can make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You can select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You can purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       fund shares of the same class at no additional cost. You
                       must have a current balance of at least $5,000 in the fund the money is coming from. Exchanges will continue so long as your fund balance is sufficient to complete the transfers.
                       You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling
                       1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.

----
 8

YOUR ACCOUNT

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (CFDI) (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by CFDI;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by CFDI; and

- Any employee (or family member of an employee) of FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment

- Clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and

- Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

- Any client of Fleet National Bank or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet National Bank or the subsidiary);

- A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from CFDI or through a third party broker-dealer;

- Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan, however, each investment requires a $25 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

                                                                            ----

YOUR ACCOUNT

             -------------------------------------------------------------------
CHOOSING A SHARE CLASS

              The Fund offers one class of shares in this prospectus --
              CLASS Z.

              The Fund also offers four additional classes of shares -- CLASS A, B, C and D shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

              In general, anyone who is eligible to purchase Class Z
              shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
             -------------------------------------------------------------------

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Your Account -- Fund Policy on Trading of Fund Shares" in this Prospectus for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification number available when calling.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

----
 10

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares by exchanging from the Fund into Class Z shares or Class A shares of
                       another fund distributed by Columbia Funds Distributor, Inc.
                       at no additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period.
                       You do not need to set up this feature in advance of your
                       call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                       address below. In your letter of instruction, note the
                       Fund's name, share class, account number, and the dollar
                       value or number of shares you wish to sell. All account
                       owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution that participates in the Medallion Signature Guarantee Program for amounts
                       over $100,000 or for alternate payee or mailing
                       instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                       1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                       telephone request. Be sure to complete the appropriate
                       section of the account application for this feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares and request that the proceeds be
funds transfer         electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                       must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Directors of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the

                                                                            ----

YOUR ACCOUNT

same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday). Shares are not priced on days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

----
 12

YOUR ACCOUNT

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund may hold securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund declares and pays dividends at least annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

                                                                            ----

YOUR ACCOUNT

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

----
 14

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Directors. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate annualized advisory fees paid to Columbia Management by the Fund amounted to 0.75% of average daily net assets of the Fund.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
ROBERT A. UNGER, CFA, a Senior Vice President of Columbia Management, is the co-portfolio manager responsible for implementing and maintaining the investment themes and strategies of the Fund. Mr. Unger joined Columbia Management in 1984 and has managed or co-managed the Fund since 2000. Previously, he served as Vice President and Portfolio Manager at Alliance Capital Management and Senior Vice President at Oppenheimer Asset Management. Mr. Unger holds a Master of Business Administration degree from the University of Denver.

EMIL A. GJESTER, a Vice President of Columbia Management, is the co-portfolio manager responsible for implementing and maintaining the investment themes and strategies of the Fund. Mr. Gjester joined Columbia Management in 1996 and has served as an assistant portfolio manager or co-portfolio manager of the Fund since 2002. Mr. Gjester holds a Master of Business Administration degree from the University of Cambridge.

                                                                            ----

OTHER INVESTMENT STRATEGIES

The Fund's principal investment strategies and their associated risks are described above. This section describes other investment strategies of the Fund. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goal. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

             -------------------------------------------------------------------

              UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND
              RISKS

              The Fund's principal investment strategies and risks are
              described under "The Fund -- Principal Investment Strategies"
              and "The Fund -- Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks. Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.
             -------------------------------------------------------------------

STOCK SELECTION
--------------------------------------------------------------------------------
In making decisions as to the securities to hold, the Fund's investment advisor employs fundamental research and evaluates the issuer based on its financial statements and operations. The Fund's investment advisor focuses on the quality of the issuer, the price of an individual issuer's common stock, and also on economic sectors. Market timing strategies may occasionally be employed. The Fund's investment advisor measures a company's value by its P/E ratio, price to cash flow ratio, price to book ratio and price-to-private market values. A P/E ratio is the relationship between the price of a stock and earnings per share and it attempts to measure how much investors are willing to pay for future earnings. This figure is determined by dividing a stock's market price by the issuing company's earnings per share. Price to cash flow is the relationship between the price of a stock and the company's available cash from operations and helps provide an understanding about expected future cash flow.

Before selecting individual securities for the Fund, the Fund's investment advisor begins with a top-down, industry sector analysis. Then, in addition to measuring value by focusing on issuing companies' P/E ratios and price/cash flow ratios, factors the portfolio manager looks for in selecting investments include:

     - Estimated private market value in excess of current stock price. Private market value is the price an investor would pay to own the entire company.

     - Management with demonstrated ability and commitment to the company.

     - Low market valuations relative to earnings forecasts, book value, cash flow and sales.

----
 16

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's Class Z financial performance for the periods indicated. Information is shown for each complete fiscal year in the life of the Fund. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

THE FUND

                                                    YEAR ENDED    PERIOD ENDED         YEAR ENDED         PERIOD ENDED
                                                    AUGUST 31,     AUGUST 31,         DECEMBER 31,        DECEMBER 31,
                                                       2004         2003(A)       2002(B)       2001         2000(C)
                                                     Class Z        Class Z       Class Z     Class Z        Class Z
                                                     -------        -------       -------     -------        -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                 15.98          13.14         14.52       11.23        10.00
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                                  0.08(d)        0.08(d)       0.10(d)     0.05         0.02
  Net realized and unrealized gain (loss) on
    investments
  and foreign currency                                   2.47           2.76         (1.35)       3.29         1.23
-----------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                         2.55           2.84         (1.25)       3.34         1.25
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS ($):
  From net investment income                            (0.11)            --         (0.11)      (0.05)       (0.02)
  From net realized gains                                  --             --         (0.02)         --           --
-----------------------------------------------------------------------------------------------------------------------
Total Distributions                                     (0.11)            --         (0.13)      (0.05)       (0.02)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                       18.42          15.98         13.14       14.52        11.23
-----------------------------------------------------------------------------------------------------------------------
Total return %(e)                                       15.98(f)       21.61(f)(g)    (8.56)(f)    29.76      12.25(f)(g)
-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ($)                 272,178        227,454       209,610     139,504        9,526
Ratio of expenses to average net assets(h)               1.02           1.08(i)       1.23        1.13         1.34(i)
Ratio of net investment income to average net
  assets(h)                                              0.44           0.82(i)       0.62        0.71         1.92(i)
Waiver                                                   0.03           0.03(i)       0.03          --         3.97(i)
Portfolio turnover rate                                   106             68(g)        188         278           64(g)

 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.

 (c) The Fund commenced investment operations on October 27, 2000. Per share data, total return and portfolio turnover rate reflect activity from that date.

 (d) Per share data was calculated using average shares outstanding during the period.

 (e) Total return at net asset value assuming all distributions reinvested.

 (f) Had the Fund's advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

 (g) Not annualized.

 (h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (i) Annualized.

                                                                            ----

NOTES

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 18

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. These reports contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Fund's Statement of Additional Information and the Fund's website (www.columbiafunds.com) include a description of the Fund's policies with respect to disclosure of its portfolio holdings.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Strategic Investor Fund, Inc.: 811-10161 (formerly Columbia Strategic Value Fund, Inc.)

--------------------------------------------------------------------------------

(ColumbiaFunds Logo)

Advised by Columbia Management Advisors

(C)2004 Columbia Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621
800.426.3750  www.columbiafunds.com                             181-01/779T-1204

                     COLUMBIA INTERNATIONAL STOCK FUND, INC.
                       COLUMBIA MID CAP GROWTH FUND, INC.
                      COLUMBIA SMALL CAP GROWTH FUND, INC.
                     COLUMBIA REAL ESTATE EQUITY FUND, INC.
                         COLUMBIA TECHNOLOGY FUND, INC.
                     COLUMBIA STRATEGIC INVESTOR FUND, INC.
                          COLUMBIA BALANCED FUND, INC.
                    COLUMBIA OREGON MUNICIPAL BOND FUND, INC.
                         COLUMBIA HIGH YIELD FUND, INC.
                       A SERIES OF COLUMBIA FUNDS TRUST I
                       STATEMENT OF ADDITIONAL INFORMATION
                                __________, 2005

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of each of the following 9 mutual funds: Columbia International Stock Fund, Inc. (the "International Stock Fund" or "CISF"), Columbia Mid Cap Growth Fund, Inc. formerly Columbia Special Fund, Inc. (the "Mid Cap Growth Fund" or "CMCG"), Columbia Small Cap Growth Fund, Inc. formerly Columbia Small Cap Fund, Inc. (the "Small Cap Growth Fund" or "CSCG"), Columbia Real Estate Equity Fund, Inc. (the "Real Estate Fund" or "CREF"), Columbia Technology Fund, Inc. (the "Technology Fund" or "CTF"), Columbia Strategic Investor Fund, Inc. formerly Columbia Strategic Value Fund, Inc. (the "Strategic Investor Fund" or "CSIF"), Columbia Balanced Fund, Inc. (the "Balanced Fund" or "CBF"), Columbia Oregon Municipal Bond Fund, Inc. (the "Oregon Municipal Bond Fund" or "CMBF"), and Columbia High Yield Fund, Inc. (the "High Yield Fund" or "CHYF") (each a "Fund" and together the "Funds"). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Fund dated ____________, 2005. This SAI should be read together with each Fund's Prospectus, and the most recent Annual Report dated August 31, 2005 and Semiannual Report dated February 28, 2005. Investors may obtain a free copy of each Fund's Prospectus and Annual Report and Semiannual Report from Columbia Management Distributors, Inc. (CMD), One Financial Center, Boston, MA 02111-2621 or by calling 1-800-426-3750. The financial statements and Report of the Independent Registered Public Accounting Firm appearing in the Predecessor Fund's August 31, 2005 Annual Report and the financial statements appearing in each Fund's February 28, 2005 Semiannual Report are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by CMD generally and additional information about certain securities and investment techniques described in each Fund's Prospectuses.

TABLE OF CONTENTS

        PART 1                                                                                       PAGE
DEFINITIONS............................................................................................b
ORGANIZATION AND HISTORY...............................................................................b
INVESTMENT GOALS AND POLICIES..........................................................................b
FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES....................................................b
PORTFOLIO TURNOVER.....................................................................................d
FUND CHARGES AND EXPENSES..............................................................................d
PORTFOLIO MANAGERS.....................................................................................l
CUSTODIAN OF THE FUND.................................................................................gg
INDEPENDENT REGISTERED PULIC ACCOUNTING FIRM..........................................................gg


                                     PART 1
                     COLUMBIA INTERNATIONAL STOCK FUND, INC.
                       COLUMBIA MID CAP GROWTH FUND, INC.
                      COLUMBIA SMALL CAP GROWTH FUND, INC.
                     COLUMBIA REAL ESTATE EQUITY FUND, INC.
                         COLUMBIA TECHNOLOGY FUND, INC.
                     COLUMBIA STRATEGIC INVESTOR FUND, INC.
                          COLUMBIA BALANCED FUND, INC.
                    COLUMBIA OREGON MUNICIPAL BOND FUND, INC.
                         COLUMBIA HIGH YIELD FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION
                               _____________, 2005

DEFINITIONS

      "Trust"           Columbia Funds Trust I
      "CISF"            Columbia International Stock Fund
      "CMCG"            Columbia Mid Cap Growth Fund, Inc.
      "CSCG"            Columbia Small Cap Growth Fund, Inc.
      "CREF"            Columbia Real Estate Equity Fund, Inc.
      "CTF"             Columbia Technology Fund, Inc.
      "CSIF"            Columbia Strategic Investor Fund, Inc.
      "CBF"             Columbia Balanced Fund, Inc.
      "CMBF"            Columbia Oregon Municipal Bond Fund, Inc.
      "CHYF"            Columbia High Yield Fund, Inc.
      "Advisor"         Columbia Management Advisors, Inc., each Fund's
                        investment advisor
      "CMD"             Columbia Management Distributors, Inc. each Fund's
                        distributor
      "CMS"             Columbia Management Services, Inc., each Fund's
                        shareholder services and transfer agent

ORGANIZATION AND HISTORY
Each Fund, other than the Oregon Municipal Bond Fund and the Columbia Technology Fund, is an open-end management diversified investment company. The Oregon Municipal Bond Fund and the Columbia Technology Fund are "non-diversified," which means that they may invest a greater percentage of their assets in the securities of a single issuer than the other Funds. The Funds, except the International Stock Fund, are organized as Oregon corporations. The International Stock Fund is expected to commence investment operations as a series of the Trust on October 7, 2005. Prior to October 7, 2005 (the "Fund Reorganization Date"), the Fund was organized as an Oregon corporation (the "Predecessor Fund") that commenced investment operations in 1992. The information provided for The International Stock Fund in this SAI for periods prior to the Fund Reorganization Date relates to the Predecessor Fund.


[INVESTMENT GOALS AND POLICIES
Each Prospectus describes the investment goal and investment strategies and risks of each Fund to which it pertains. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Funds. Part 2 contains, among other things additional information about the following securities and investment techniques that may be utilized by the Funds, unless otherwise noted, subject to any restrictions described in Part 1 of this SAI:

      Custody Receipts and Trust Certificates (the Asset Allocation Fund only) Short-Term Trading
      Small Companies (the Small Cap and Small Company Funds only)
      Common Stock, Preferred Stock and Warrants
      Foreign Securities
      Other Investment Companies
      Money Market Instruments
      Securities Loans


                                       b

      Forward Commitments
              *When-Issued" Securities (the Large Cap Core, Dividend,
               International and Small Cap Funds only)
              *Delayed Delivery* Securities (the Large Cap Core, Dividend and
               small Cap Funds only)
      Mortgage Dollar Rolls (the Asset Allocation Fund only)
      REITs
      Mortgage-Backed Securities (the Asset Allocation Fund only)
      Non-Agency Mortgage-Backed Securities (the Asset Allocation Fund only) Asset-Backed Securities (the Asset Allocation Fund only)
      Repurchase Agreements
      Reverse Repurchase Agreements
      Options on Securities
      Futures Contracts and Related Options
      Swap Agreements (Swaps, Caps, Collars and Floors)
      Foreign Currency Transactions
      Rule 144A Securities
      Variable and Floating Rate Obligations
      Convertible Securities
      Yankee Obligations
      American, European, Continental and Global Depositary Receipts
              (except that only the Large Cap Core, International, Small Cap and Dividend Funds may invest in GDRs)

Except as indicated below under "Fundamental and Non-Fundamental Investment Policies," the Funds' investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.]

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940, as amended (1940 Act), provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

Each Fund may not, as a matter of fundamental policy:

1. Underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.

2. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

3. Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. With the exception of the Real Estate Fund, which will invest at least 65% of the value of its total assets in securities of companies principally engaged in the real estate industry, purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental

                                       c
         investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

7. With the exception of the Oregon Municipal Bond Fund and the Columbia Technology Fund, purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

NON-FUNDAMENTAL INVESTMENT POLICIES
The following non-fundamental investment policies may be changed without shareholder approval:

(1) The Funds, except the Oregon Municipal Bond Fund, may not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

(2) Under normal market conditions, no more than 25% of International Stock Fund's assets may be committed to the consummation of currency exchange contracts.

(3) The Mid Cap Growth Fund may not invest less than 80% of its assets in the stocks of mid-cap companies (those stocks with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Mid Cap Index), except when the Fund is taking a temporary defensive position due to a determination by the Fund's Advisor that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities.

(4) The Small Cap Growth Fund may not invest less than 80% of its assets in the stocks of small-cap companies (those stocks with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the S&P SmallCap 600 Index), except when the Fund is taking a temporary defensive position due to a determination by the Fund's Advisor that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the 1940 Act's diversification requirement, an issuer is the entity whose revenues support the security.

PORTFOLIO TURNOVER
Portfolio turnover is included in each Fund's Prospectuses under "Financial Highlights." The Funds may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with the Fund's investment goal. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover may cause Funds to realize capital gains which, if realized and distributed by Funds, may be taxable to shareholders as ordinary income. High portfolio turnover in each of the Fund's portfolio may result in correspondingly greater brokerage commissions and other transaction costs, which would be borne directly by the Funds.

FUND CHARGES AND EXPENSES
Information regarding the advisory fee payable to the Advisor including any waivers or offsets applicable to such Fund is set forth in the prospectus for each Fund.

Effective February 9, 2005, pursuant to an amendment to the Investment Management Agreement with the Advisor, the advisory fee for the following Funds is calculated as a percentage of net assets that declines as net assets increase and is as follows:

                                       d


      International Stock Fund               0.870% of the Fund's first $500 million of net assets;
                                             0.820% of next $500 million of net assets;
                                             0.770% of next $500 million of net assets;
                                             0.720% of next $1.5 billion of net assets;
                                             0.700% of next $3 billion of net assets; and
                                             0.680% of net assets in excess of $6 billion.

      Mid Cap Growth Fund                    0.820% of the Fund's first $500 million of net assets;
                                             0.750% of next $500 million of net assets;
                                             0.720% of next $500 million of net assets; and
                                             0.670% of net assets in excess of $1.5 billion.

      Small Cap Growth Fund                  0.870% of the Fund's first $500 million of net assets;
                                             0.820% of next $500 million of net assets; and
                                             0.770% of net assets in excess of $1 billion.

      Technology Fund                        0.870% of the Fund's first $500 million of net assets;
                                             0.820% of next $500 million of net assets; and
                                             0.770% of net assets in excess of $1 billion.

      High Yield Fund                        0.600% of the Fund's first $500 million of net assets;
                                             0.550% of next $500 million of net assets;
                                             0.520% of next $500 million of net assets; and
                                             0.490% of net assets in excess of $1.5 billion.

Previously, the Advisor had, with respect to the period from November 1, 2004 to February 9, 2005, waived a portion of its fees, so that it retained fees at the rates shown above.

Prior to November 1, 2004, the advisory fee for the following Funds was calculated as a percentage of net assets that declined as net assets increased and was as follows:

   International Stock Fund                  1.000% of the Fund's first $200 million of net assets;
                                             1.000% of the next $300 million of net assets;
                                             0.950% of the next $500 million of net assets; and
                                             0.900% of net assets in excess of $1 billion.

   Mid Cap Growth Fund                       1.000% of the Fund's first $200 million of net assets;
                                             1.000% of the Fund's next $300 million of net assets
                                             0.750% of the next $500 million of net assets; and
                                             0.750% of net assets in excess of $1 billion.

Additionally, the Advisor had voluntarily agreed to waive a portion of its investment advisory fee for the International Stock Fund at an annual rate of 0.10% of the average daily net assets for the period September 1, 2004 through October 31, 2004. The annualized effective rate of this waiver is 0.03%.

Columbia Management Services, Inc. ("CMS") acts as transfer agent and dividend crediting agent for each Fund. Its address is P.O. Box 1722, Boston, Massachusetts 02105-1722. CMS has retained the services of Boston Financial Data Services to assist it in performing its transfer agent functions. It records and disburses dividends for the Funds. Each Fund pays the transfer agent an annual charge per open account as follows:

         Equity Funds               $28.00
         Fixed Income Funds         $34.00
         Money Market Funds         $33.50

Each Fund will also pay for certain reimbursable out-of-pocket expenses as set forth in the agreement. There is no minimum aggregate fee payable by any Fund to CMS for transfer agent services. For certain classes of certain Funds, CMS has agreed to waive transfer agency fees in amounts and for periods more fully described in the relevant prospectus.



                                       e

Columbia Management Distributor, Inc. fka Liberty Funds Distributor, Inc. ("CMD"), a registered securities broker and a member of the National Association of Securities Dealers, Inc., whose address is One Financial Center Boston, MA 02111-2621, is the principal underwriter for the Funds, and is authorized under a distribution agreement with each Fund to sell shares of the Fund. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized financial services firms ("FSFs") or investors.

The Advisor, CMD and CMS are wholly owned subsidiaries of Columbia Management Group, Inc., which is an indirect wholly owned subsidiary of Bank of America Financial Corporation ("Bank of America"). Bank of America and its affiliates provide a wide range of banking, financial, and investment products and services to individuals and businesses. Their principal activities include customer and commercial banking, mortgage lending and servicing, trust administration, investment management, retirement plan services, brokerage and clearing services, securities underwriting, private and corporate financing and advisory activities, and insurance services.

RECENT FEES PAID TO THE ADVISOR, ADMINISTRATOR, CMD AND CMS
Advisory fees paid by each of the Funds for each of the last three fiscal years were as follows:

        FUND                                      2005           2004          2003*
        ----                                     ------      -----------   -----------
        International Stock Fund                  [$ }       $ 4,953,878   $ 1,398,948
        Mid Cap Growth Fund                       [$ }       $ 8,813,801   $ 5,318,563
        Small Cap Growth Fund                     [$ }       $ 7,019,787   $ 3,458,104
        Real Estate Fund                          [$ }       $ 7,214,201   $ 4,042,456
        Technology Fund                           [$ }       $   361,947   $    79,533
        Strategic Investor Fund                   [$ }       $ 2,576,915   $ 1,276,121
        Balanced Fund                             [$ }       $ 3,002,434   $ 2,135,099
        Oregon Municipal Bond Fund                [$ }       $ 2,338,697   $ 1,719,382
        High Yield Fund                           [$ }       $10,523,463   $ 4,977,940

        *The Funds changed their fiscal year end from December 31 to August 31 in 2003. Information provided is for the eight-month period ended August 31, 2003.

A portion of the Advisor's fees are used to pay financial intermediaries for services they provide to investors who invest in the Funds through such financial intermediary. For the fiscal year ended August 31, 2005, the fiscal period ended August 31, 2004 and the fiscal year ended December 31, 2003, the Advisor and its affiliates paid $_________, $6,264,897, and $2,206,111 respectively, to financial intermediaries on behalf of the Funds.

The Funds' 12b-1 Plan monthly service and distribution fees paid to CMD for the period ended August 31, 2005 were (Class C shares were not available until October 13, 2003):

                                              SERVICE FEE                                         DISTRIBUTION FEE
                                              -----------                                         ----------------
                            CLASS A   CLASS B   CLASS C   CLASS D   CLASS G   CLASS T    CLASS B    CLASS C    CLASS D    CLASS G
                            -------   -------   -------   -------   -------   -------    -------    -------    -------    -------
International Stock Fund     $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Mid Cap Growth Fund          $[ ]      $[ ]      $[ ]      $[ ]      $[ ]       $[ ]      $[ ]       $[ ]       $[ ]       $[ ]
Real Estate Equity Fund      $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Technology Fund              $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Strategic Investor Fund      $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Balanced Fund                $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Oregon Municipal Bond Fund   $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
High Yield Fund              $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --

The transfer agent fees paid to CMS for the fiscal year ended August 31, 2005 under each transfer agent agreement were $_______ for the International Stock Fund, $_________ for the Mid Cap Growth Fund, $_______ for the Small Cap Growth Fund, $_________ for the Real Estate Fund, $_______ for the Technology Fund, $_______ for the Strategic Investor Fund, $_________ for the Balanced Fund, $_______ for the Oregon Municipal Bond Fund and $_________ for the High Yield Fund. The transfer agent fees paid by the International Stock Fund, Mid Cap Growth Fund and Strategic Investor Fund are net of transfer agent fees waived by CMD.

The Advisor performs certain administrative services for the Funds pursuant to a Pricing, Bookkeeping and Fund Administration Agreement (the "Agreement"). Under the terms of the Agreement, the Advisor (a) provides fund accounting and financial reporting oversight of State Street Bank and Trust, who provides the daily fund accounting and financial reporting services; (b)


                                       f
maintains and preserves in a secure manner the accounting records of the Funds;
(c) provides fund administration, including daily prospectus, investment restrictions and 1940 Act compliance review, tax and distribution management, expense budgeting, performance reporting and statistical analysis, and board reporting; and (d) provides disaster planning. For the services rendered by the Advisor, each Fund has agreed to pay a minimum of $25,000 plus two basis points for fund accounting and $19,965 for financial reporting, with a maximum combined fee of $150,000. The Advisor will also be compensated for certain out-of-pocket expenses. The amount paid under this agreement to each of the Funds is set forth in the Funds' Annual Report, which is incorporated by reference into this Statement of Additional Information.

BROKERAGE COMMISSIONS

Total brokerage commissions paid (agency only) by each of the respective Funds for each of the last three fiscal years were:



FUND                                      2005          2004           2003*
----                                     ------      ----------      ----------
Common Stock Fund                         [$ ]       $2,038,302      $1,511,696
Growth Fund                               [$ ]       $3,656,405      $3,916,262
Mid Cap Growth Fund                       [$ ]       $4,568,079      $2,792,191
Small Cap Growth Fund                     [$ ]       $4,182,561      $2,274,813
Real Estate Fund                          [$ ]       $1,006,065      $1,359,961
Balanced Fund                             [$ ]       $1,984,251      $1,432,505
Technology Fund                           [$ ]       $1,103,735      $528,962
Strategic Investor Fund                   [$ ]       $1,457,139      $950,489
International Stock Fund                  [$ ]       $2,219,092      $576,027

         *The Funds changed their fiscal year end from December 31 to August 31 in 2003. Information provided is for the eight-month period ended August 31, 2003.

No agency brokerage commissions were paid by the Fixed Income Securities Fund, High Yield Fund, International Stock Fund, or the Oregon Municipal Bond Fund during the last three years. Of the commissions paid in 2005, the Mid Cap Growth Fund paid $_______, the Small Cap Growth Fund paid $_______, the Balanced Fund paid $_______, the Real Estate Fund paid $______, the Strategic Investor Fund paid $_______, and the Technology Fund paid $______ to acquire third-party research or products.

         At August 31, 2005, the Funds held securities of their regular brokers or dealers as set forth below:



FUND                                        BROKER/DEALER                                  VALUE
----                                        -------------                                  -----
INTERNATIONAL STOCK FUND                    AXA                                            [$          3,828,704 ]
                                            CREDIT SUISSE GROUP                            [$          2,393,572 ]
MID CAP GROWTH FUND                         E*Trade Group Inc                              [$          5,478,878 ]
SMALL CAP GROWTH FUND                       AFFILIATED MANAGERS GROUP                      [$          7,705,265 ]
REAL ESTATE EQUITY FUND                     NONE
TECHNOLOGY FUND                             NONE
STRATEGIC INVESTOR FUND                     JP MORGAN CHASE & CO                           [$          5,153,316 ]
                                            CITIGROUP INC                                  [$          3,027,700 ]
                                            MORGAN STANLEY                                 [$          2,536,500 ]
                                            PIPER JAFFRAY                                  [$          1,502,035 ]
                                            NOMURA HOLDINGS INC- ADR                       [$          1,388,000 ]
                                            MARSH & MCLENNAN CO INC                        [$          1,228,975 ]
                                            NIKKO CORDIAL CORP.                            [$            679,682 ]
BALANCED FUND                               CITIGROUP INC                                  [$          9,091,438 ]
                                            JP MORGAN CHASE & CO                           [$          8,980,658 ]
                                            MORGAN STANLEY                                 [$          6,274,903 ]
                                            MARSH & MCLENNAN CO INC                        [$          2,641,179 ]
                                            WACHOVIA CORP                                  [$          1,802,624 ]
                                            EDWARDS (A.G.)                                 [$          1,645,094 ]

                                       g

FUND                                        BROKER/DEALER                                  VALUE
----                                        -------------                                  -----
                                            E*TRADE GROUP INC.                             [$          1,255,748 ]
                                            MERRILL LYNCH & CO INC                         [$          1,011,960 ]
                                            LEHMAN BROTHERS HOLDINGS                       [$            812,800 ]
                                            GOLDMAN SACHS                                  [$            746,609 ]
OREGON MUNICIPAL BOND FUND                  NONE
COLUMBIA HIGH YIELD FUND                    NONE


Provided each Fund's Board of Directors is satisfied that the Fund is receiving the most favorable price and execution available, the Advisor may consider the sale of the Fund's shares as a factor in the selection of brokerage firms to execute its portfolio transactions. The placement of portfolio transactions with brokerage firms who sell shares of a Fund is subject to rules adopted by the National Association of Securities Dealers, Inc. The Advisor may use research services provided by and allocate purchase and sale orders for portfolio securities to certain financial institutions, including, to the extent permitted by law or order of the SEC, financial institutions that are affiliated with the Advisor, if the Advisor believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. During the years listed, the Funds periodically used Robertson Stephens and Fleet Institutional Trading, affiliated broker-dealers of the Advisor that were disbanded in 2004, to execute purchase and sale orders. During 2004 [and 2005], the Funds periodically used W.R. Hambrecht, an affiliated broker-dealer of the Advisor to execute purchase and sale orders.

The aggregate dollar amount of brokerage commissions paid to Robertson Stephens for the fiscal years 2002, 2003, and 2004 is as follows:

FUND                          2004           2003*         2002
----                        --------       --------      --------
Small Cap Growth Fund       $      0       $      0      $      0
Balanced Fund               $      0       $      0      $  9,330
Mid Cap Growth Fund         $      0       $      0      $      0
Growth Fund                 $      0       $      0      $  3,460
Real Estate Equity Fund     $      0       $      0      $      0
Strategic Investor Fund     $      0       $      0      $ 11,510
Common Stock Fund           $      0       $      0      $  2,020

         The aggregate dollar amount of brokerage commissions paid to Fleet Institutional Trading for fiscal years 2003 and 2004 is as follows:

FUND                          2004           2003*
----                        --------       --------
Balanced Fund               $              $      0
Strategic Investor Fund     $  5,125       $ 34,125
Common Stock Fund           $      0       $      0

*The Funds changed their fiscal year end from December 31 to August 31 in 2003.
     Information provided for 2003 is for the eight-month period ended August 31, 2003.

The aggregate dollar amount of brokerage commissions paid to W.R. Hambrecht for the fiscal years 2005 and 2004 are as follows:

FUND                             2005        2004
----                           -------     -------
Small Cap Growth Fund                      $1,365
Mid Cap Growth Fund                        $9,785
Growth Fund                                $25,250
Strategic Investor Fund                    $1,500


TRUSTEES AND TRUSTEES' FEES

Fund Complex consists of the following funds:

The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia


                                       h

Funds Trust VII, the series of Liberty Variable Investment Trust and 8 closed-end or interval management investment company portfolios (the "Liberty Funds").

The series of Columbia Funds Trust VIII, the series of Columbia Funds Trust IX, the series of Columbia Funds Trust XI and the series of SteinRoe Variable Investment Trust (the "Stein Roe Funds").

Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (the "All-Star Funds").

Columbia Management Multi-Strategy Hedge Fund, LLC.

Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust (the "Columbia Funds").

The series of The Galaxy Funds (the "Galaxy Funds").

The series of Columbia Acorn Trust and the series of Wanger Advisors Trust (the "Acorn Funds" and "WAT Funds," respectively).

The Advisor or its affiliates pay the compensation of all the officers of the funds in the Fund Complex advised by the Advisor, including the Trustees who are affiliated with the Advisor. For the fiscal year ended August 31, 2005 and the calendar year ended December 31, 2004, the Trustees received the following compensation for serving as Trustees:

                                                   Aggregate      Total Compensation from
                                Pension or        Compensation       the Columbia Fund
                                Retirement       from the Fund      Complex Paid to the
                             Benefits Accrued    for the Fiscal       Trustees for the
                             as Part of Fund       Year ended       Calendar Year Ended
         Trustee               Expenses (b)     August 31, 2005    December 31, 2004 (a)
         -------               ------------     ---------------    ---------------------
Douglas A. Hacker                  [ ]                [ ]                  115,500
Janet Langford Kelly               [ ]                [ ]                  101,500
Richard W. Lowry                   [ ]                [ ]                  128,150
William E. Mayer                   [ ]                [ ]                  133,150
Charles R. Nelson                  [ ]                [ ]                  155,073
John J. Neuhauser                  [ ]                [ ]                  143,568
Patrick J. Simpson(c)              [ ]                [ ]                   64,234
Thomas Stitzel                     [ ]                [ ]                  103,500
Thomas C. Theobald(d)              [ ]                [ ]                  110,250
Anne-Lee Verville(e)               [ ]                [ ]                  128,250
Richard L. Woolworth               [ ]                [ ]                   64,234

(a) As of December 31, 2004, the Fund Complex consisted of 127 open-end and 11 closed-end management investment company portfolios.

(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(c) During the fiscal year ended August 31, 2005, and the calendar year ended December 31, 2004, Mr. Simpson deferred $_____, $_____, $_____, $_____,
     $_____, $___, $_____ and $___ of his compensation from the Balanced Fund, Mid Cap Growth Fund, Small Cap Growth Fund, International Stock Fund, Real Estate Equity Fund, Technology Fund, High Yield Fund and Oregon Municipal Bond Fund, respectively, and $_______ of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Simpson's account under that plan was $_______.

(d) During the fiscal year ended August 31, 2005, and the calendar year ended December 31, 2004, Mr. Theobald deferred $_____, $_____, $_____, $_____,
     $_____, $___, $_____ and $___ of his compensation from the Balanced Fund, Mid Cap Growth Fund, Small Cap Growth Fund, International Stock Fund, Real Estate Equity Fund, Technology Fund, High Yield

     Fund and Oregon Municipal Bond Fund, respectively, and $_______ of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Theobald's account under that plan was $_______.

(e) During the fiscal year ended August 31, 2005, and the calendar year ended December 31, 2004, Ms. Verville deferred $_____, $_____, $_____, $_____,
     $_____, $___, $_____ and $___ of his compensation from the Balanced Fund, Mid Cap Growth Fund, Small Cap Growth Fund, International Stock Fund, Real Estate Equity Fund, Technology Fund, High Yield Fund and Oregon Municipal Bond Fund, respectively, and $_______ of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Verville's account under that plan was $_______.

ROLE OF THE BOARD OF TRUSTEES

The Trustees of the Funds are responsible for the overall management and supervision of the Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with service providers for the Fund and review the Fund's performance. The Trustees have created several committees to perform specific functions for the Fund. Mr. Theobald was elected Chairman of the Board of Trustees of the Trust (the "Board") effective December 2003.

AUDIT COMMITTEE

Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Funds and certain service providers. For the fiscal year ended August 31, 2005, the Audit Committee convened _________ times.

GOVERNANCE COMMITTEE

Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Fund. For the fiscal year ended August 31, 2005, the Governance Committee convened ______ times.

ADVISORY FEES & EXPENSES COMMITTEE

Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of the Board. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. For the fiscal year ended August 31, 2005, the Advisory Fees & Expenses Committee convened ______ times.

COMPLIANCE COMMITTEE

Ms. Kelly, Messrs. Nelson, Simpson and Stitzel and Ms. Verville are members of the Compliance Committee of the Board. Prior to May 10, 2005, Ms. Kelly, Messrs. Nelson and Simpson and Ms. Verville were members of the Compliance Committee of the Board. Prior to August 10, 2004, Ms. Kelly, Mr. Nelson and Ms. Verville were members of the Compliance Committee of the Board of Trustees of the Funds. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Trust. The Committee supervises legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Trust's investment adviser, principal underwriter and transfer agent. For the fiscal year ended August 31, 2005, the Compliance Committee convened _____ times.


                                       j

INVESTMENT OVERSIGHT COMMITTEES

Beginning in 2004, each Trustee of the Funds also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of Columbia funds and gives particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Fund Complex which they review:

         IOC #1:                     Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing funds in the following asset categories: Large Growth Diversified, Large Growth
                                     Concentrated, Small Growth, Outside Managed (i.e., sub-advised) and Municipal.

         IOC #2:                     Messrs. Hacker and Ms. Verville are responsible for reviewing funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed
                                     Income - Multi Sector, Fixed Income - Core and Young Investor.

         IOC#3:                      Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Large Value, Mid Cap Value, Small Value,
                                     Asset Allocation, High Yield and Money Market.

         IOC#4:                      Messrs. Nelson, Simpson and Woolworth are responsible for reviewing funds in the following asset categories: Large/Multi-Cap Blend, Mid Cap Growth, Small
                                     Growth, Asset Allocation, Specialty Equity and Taxable Fixed Income.

SHARE OWNERSHIP

The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004 (i) in the Fund and (ii) in the Funds in the Columbia Funds Complex.

                                                               Aggregate Dollar Range of
                                                              Equity Securities Owned in
                                  Dollar Range of                All Funds Overseen by
                            Equity Securities Owned in         Trustee in Columbia Funds
    Name of Trustee                  the Fund                           Complex
    ---------------                  --------                           -------
DISINTERESTED TRUSTEES
Douglas A. Hacker                      $[ ]                          Over $100,000
Janet Langford Kelly                   $[ ]                          Over $100,000
Richard W. Lowry                       $[ ]                          Over $100,000
Charles R. Nelson                      $[ ]                          Over $100,000
John J. Neuhauser                      $[ ]                          Over $100,000
Patrick J. Simpson                     $[ ]                          Over $100,000
Thomas E. Stitzel                      $[ ]                          Over $100,000
Thomas C. Theobald                     $[ ]                          Over $100,000
Anne-Lee Verville (a)                  $[ ]                          Over $100,000
Richard L. Woolworth                   $[ ]                          Over $100,000

INTERESTED TRUSTEES
William E. Mayer                       $[ ]                        $50,001 - $100,000

(a) Ms. Verville has elected to deter her compensation as a Trustee under the deferred compensation plan for Independent Trustees of the Fund Complex. The value of her deferred compensation is determined as if the amounts had been

                                       k
      invested, as of the date of deferral, in shares of one or more funds in the complex as specified by her. At December 31, 2004 the value of her deferred compensation account exceeded $100,000.

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Fund's portfolio managers managed as of May 31, 2005.


                        OTHER SEC-REGISTERED
PORTFOLIO MANAGER       OPEN-END AND CLOSED-END
                        FUNDS                        OTHER POOLED INVESTMENT
                                                     VEHICLES                     OTHER ACCOUNTS
----------------------- ------------ --------------- ------------ --------------- ------------ --------------
                        Number of    Assets          Number of    Assets          Number of    Assets
                        accounts                     accounts                     accounts
----------------------- ------------ --------------- ------------ --------------- ------------ --------------
Name[*]
----------------------- ------------ --------------- ------------ --------------- ------------ --------------
Name
----------------------- ------------ --------------- ------------ --------------- ------------ --------------
Name
----------------------- ------------ --------------- ------------ --------------- ------------ --------------

[* Information for Mr./Ms. [    ], who began managing the Predecessor Fund
after its fiscal year end, is as of [recent practicable date].]

See "Management -- Portfolio Transactions -- Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how the Adviser addresses potential conflicts of interest resulting from an individual's management of more than one account.

OWNERSHIP OF SECURITIES

The table below shows the dollar ranges of shares of the Predecessor Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio managers listed above at the end of the Predecessor Fund's most recent fiscal year:

Portfolio Manager                                       Dollar Range of Equity Securities  in the Fund
                                                        Beneficially Owned
------------------------------------------------------- -----------------------------------------------------
Name[*]
------------------------------------------------------- -----------------------------------------------------

[* Information for Mr./Ms. [    ], who began managing the Fund after its most
recent fiscal year end, is as of [recent practicable date].]

COMPENSATION

As of the Predecessor Fund's most recent fiscal year end, the portfolio managers received all of their compensation from the Adviser and its parent company, Columbia Management Group, in the form of salary, bonus, stock options and restricted stock. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmark[s] noted below, emphasizing the manager's three- and five-year performance. The Adviser may also consider the portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall business performance.

                                       l

PORTFOLIO MANAGER                                       PERFORMANCE BENCHMARK

------------------------------------------------------- -----------------------------------------------------
[Name of Portfolio Manager]                             [Benchmark]


The size of the overall bonus pool each year is determined by Columbia
    Management Group and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser's profitability for the year, which is influenced by assets under management.

OWNERSHIP OF THE FUND
As of record on November 30, 2004, the officers and Trustees of the Trust as a group owned less than 1% of the then outstanding of each of Class A, Class B, Class C and Class Z shares of each Fund.

As of record on November 30, 2004, the following shareholders of record owned 5% or more of one or more of each class of each Fund's then outstanding shares:

BALANCED FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FRANCES A MCCONNELL                                                                 5.08
                     11866 GIRDLED RD
                     CONCORD OH  44077-8805


BALANCED FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     J J B HILLIARD W L LYONS INC                                                       26.85
                     DWIGHT P PLOWMAN
                     501 S 4TH ST
                     LOUISVILLE KY  40202-2520

                     LI MEI FENG                                                                        12.55
                     50 NOVA DR
                     PIEDMONT CA  94610-1038

                     FIRST CLEARING, LLC                                                                 6.54
                     DORIS R KORNEGAY &
                     JOE ISAAC
                     9563 BROKEN OAK BLVD
                     JACKSONVILLE FL  32257-8806

                     DEL GIORGIO FAMILY TRUST                                                            5.30
                     340 OLD MILL RD SPC 63
                     SANTA BARBARA CA  93110-3725




                                       m

BALANCED FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     LEGG MASON WOOD WALKER INC                                                         25.89
                     PO BOX 1476
                     BALTIMORE MD  21203-1476

                     UBS FINANCIAL SERVICES INC. FBO                                                    15.69
                     ROBERT BREIDENBAUGH
                     CAROLYN BREIDENBAUGH
                     369 E. CHURCH STREET
                     ELMHURST IL  60126-3602

                     JOHN WIST &                                                                        11.22
                     GLADYS WIST
                     12111 FAITH LN
                     BOWIE MD  20715-2302

                     FISERV SECURITIES INC                                                               9.36
                     ONE COMMERCE SQUARE
                     2005 MARKET STREET SUITE 1200
                     PHILADELPHIA PA  19103-7008

                     CITIGROUP GLOBAL MARKETS, INC                                                       8.40
                     333 W 34TH ST
                     NEW YORK NY  10001-2402

HIGH YIELD FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            40.97
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     FTC & CO                                                                            5.95
                     PO BOX 173736
                     DENVER CO  80217-3736

HIGH YIELD FUND-B
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CITIGROUP GLOBAL MARKETS, INC.                                                      7.40
                     333 W 34TH ST
                     NEW YORK NY  10001-2402


                                       n

HIGH YIELD FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                23.96
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 3
                     JACKSONVILLE FL  32246-6484

HIGH YIELD FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                11.84
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

                     CITIGROUP GLOBAL MARKETS, INC.                                                      9.27
                     333 W 34TH ST
                     NEW YORK NY  10001-2402

HIGH YIELD FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FLEET NATIONAL BANK 5                                                              36.50
                     FBO CMC OMNIBUS C/C
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

                     CHARLES SCHWAB & CO INC                                                            17.86
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     FLEET NATIONAL BANK                                                                 9.65
                     FBO CMC OMNIBUS C/R
                     PO BOX 92800
                     ROCHESTER NY  14692-8900



                                       o

INTERNATIONAL STOCK FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     NFSC                                                                               25.23
                     KEDAR FAMILY TRUST
                     27862 VIA CORITA WAY
                     LOS ALTOS CA  94022-3230

                     A G EDWARDS & SONS INC FBO                                                          7.22
                     SHAKUNTLA D MILLER
                     1 N JEFFERSON AVE
                     SAINT LOUIS MO  63103-2205

                     PERSHING LLC                                                                        5.29
                     PO BOX 2052
                     JERSEY CITY NJ  07303-2052

INTERNATIONAL STOCK FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FISERV SECURITIES INC                                                               5.14
                     ONE COMMERCE SQUARE
                     2005 MARKET STREET SUITE 1200
                     PHILADELPHIA PA  19103-7008

                     GREG KOYLE                                                                          5.03
                     ESNET MANAGEMENT GROUP LLC
                     R D THOMPSON
                     1024 RIVER HAVEN CIRCLE
                     OREM UT  84097-6680

INTERNATIONAL STOCK FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FLEET NATIONAL BANK                                                                56.62
                     FBO CMC OMNIBUS C/C
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

                     FLEET NATIONAL BANK                                                                12.54
                     FBO CMC OMNIBUS C/R
                     PO BOX 92800
                     ROCHESTER NY  14692-8900


                                       p

MID CAP GROWTH FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            14.55
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

MID CAP GROWTH FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                12.36
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

                     RAYMOND JAMES & ASSOC INC                                                           6.75
                     FBO GOSS TR
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100

                     MORGAN STANLEY DW INC FBO                                                           5.91
                     LEIGH FLOWE FINLEY
                     HARBORSIDE FINANCIAL CNTR PLAZA 3
                     JERSEY CITY NJ  07311

                     PERSHING LLC                                                                        5.81
                     PO BOX 2052
                     JERSEY CITY NJ  07303-2052

                     NFSC                                                                                5.06
                     CAPITAL FORTRESS INTL TRUST
                     RG SOLOMON ARCADE STE 11
                     605 MAIN STREET
                     ST KITTS/NEVIS

MID CAP GROWTH FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     EDWARD D  JONES AND COF/A/O                                                         8.72
                     BEULAH MAE JONES MITCHELL
                     PO BOX 2500
                     MARYLAND HTS MO  63043-8500

                     ADP CLEARING & OUTSOURCING                                                          7.66
                     26 BROADWAY
                     NEW YORK NY  10004-1703


                                        q

MID CAP GROWTH FUND-G
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     COLUMBIA TRUST COMPANY ROLLOVER IRA                                                 5.02
                     JUAN ROSAI
                     25 CRESTVIEW DR
                     NORTH HAVEN CT  06473-3002

MID CAP GROWTH FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FLEET NATIONAL BANK                                                                11.78
                     FBO CMC OMNIBUS C/C
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

                     CHARLES SCHWAB & CO INC                                                            10.77
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     FLEET NATIONAL BANK                                                                 5.13
                     FBO CMC OMNIBUS C/R
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

OREGON MUNICIPAL BOND FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     WAYNE BARKER                                                                       26.59
                     15646 SEASIDE CT
                     BROOKINGS OR  97415-9531

                     CHARLES SCHWAB & CO INC CUST                                                       10.45
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     AMERICAN ENTERPRISE INVESTMENT SVCS                                                10.01
                     PO BOX 9446
                     MINNEAPOLIS MN  55440-9446

                     INTERRA CLEARING SERVICES FBO                                                       5.70
                     DAVID A JOHNSON
                     JANET M JOHNSON
                     JTWROS TEN/WROS
                     7885 NE TODD DR
                     CORVALLIS OR  97330-9683





                                       r

                     DAIN RAUSCHER INC FBO                                                               5.27
                     LOIS O KOCHIS
                     989 NW SPRUCE AVE APT 226
                     CORVALLIS OR  97330-2178

OREGON MUNICIPAL BOND FUND-B
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     DAIN RAUSCHER INC FBO                                                              15.07
                     GILLICI F JACKSON REVOC LIV TRUST
                     611 NW 30TH ST
                     CORVALLIS OR  97330-5144

                     AMERICAN ENTERPRISE INVEST SVCS                                                     8.47
                     PO BOX 9446
                     MINNEAPOLIS MN  55440-9446

                     AMERICAN ENTERPRISE INVEST SVCS                                                     8.44
                     PO BOX 9446
                     MINNEAPOLIS MN  55440-9446

                     DAIN RAUSCHER INC FBO                                                               6.74
                     GM LEAR IRREV LIV TRUST
                     440 NW ELKS DR APT 101
                     CORVALLIS OR  97330-3747

                     DEAN WITTER FBO                                                                     5.90
                     RELLA PANTENBURG &
                     PO BOX 250
                     NEW YORK NY  10008-0250

                     NFSC                                                                                5.28
                     ROBERT WILLIAMS REVOC LIV TRUST
                     14404 SE WEBSTER RD APT 325
                     PORTLAND OR  97267-1972

OREGON MUNICIPAL BOND FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     PIPER JAFFRAY & CO.                                                                34.31
                     800 NICOLLET MALL
                     MINNEAPOLIS MN  55402-7000

                     RAYMOND JAMES & ASSOC INC                                                          16.73
                     FBO SAUNDERS BARNEY
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100



                                       s

                     RAYMOND JAMES & ASSOC INC                                                          14.68
                     FBO WESTENHOUSE H
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100

                     MERRILL LYNCH PIERCE FENNER & SMITH                                                12.82
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

                     RAYMOND JAMES & ASSOC INC                                                           5.99
                     FBO HALL MV
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100

OREGON MUNICIPAL BOND FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     DAIN RAUSCHER INC FBO                                                              21.59
                     LEWIS F ROTH REVOCLIVTRUST
                     4798 BECKER CIR SE
                     ALBANY OR  97322-7139

                     LPL FINANCIAL SERVICES                                                             13.36
                     9785 TOWNE CENTRE DR
                     SAN DIEGO CA  92121-1968

                     PERSHING LLC                                                                       12.42
                     PO BOX 2052
                     JERSEY CITY NJ  07303-2052

                     DAIN RAUSCHER INC FBO                                                              11.13
                     RUTH C LEAR TRUST
                     440 NW ELKS DR APT 101
                     CORVALLIS OR  97330-3747

                     LPL FINANCIAL SERVICES                                                             10.97
                     9785 TOWNE CENTRE DR
                     SAN DIEGO CA  92121-1968

                     NFSC                                                                                6.77
                     FREDERICK A J KINGERY
                     FREDERICK A J KINGERY
                     4163 SW GREENLEAF CT
                     PORTLAND OR  97221-3271



                                       t

                     AMERICAN ENTERPRISE INVESTMENT SVCS                                                 6.15
                     PO BOX 9446
                     MINNEAPOLIS MN  55440-9446

                     AMERICAN ENTERPRISE INVESTMENT SVCS                                                 6.11
                     P.O BOX 9446
                     MINNEAPOLIS MN  55440-9446
OREGON MUNICIPAL BOND FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                             7.06
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

REAL ESTATE EQUITY FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            37.16
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     NATIONWIDE TRUST CO FSB                                                            15.52
                     PO BOX 182029
                     COLUMBUS OH  43218-2029

REAL ESTATE EQUITY FUND-B
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                 5.12
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

REAL ESTATE EQUITY FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     ADP CLEARING & OUTSOURCING                                                          8.13
                     26 BROADWAY
                     NEW YORK NY  10004-1703


                                       u

REAL ESTATE EQUITY FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FIRST CLEARING, LLC                                                                 7.26
                     8911 BLOOMFIELD BLVD
                     SARASOTA FL  34238-4452

REAL ESTATE EQUITY FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            27.57
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     FLEET NATIONAL BANK                                                                18.12
                     FBO CMC OMNIBUS C/C
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

                     FLEET NATIONAL BANK                                                                 5.49
                     FBO CMC OMNIBUS C/R
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

SMALL CAP GROWTH FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                             8.32
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     SAXON AND CO                                                                        8.29
                     OMNIBUS
                     PO BOX 7780-1888
                     PHILADELPHIA PA  19182-0001

                     STANDARD INSURANCE COMPANY                                                          7.24
                     1100 SW 6TH AVE
                     PORTLAND OR  97204-1020

STRATEGIC INVESTOR FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            14.55
                     SPECIAL CUSTODY A/C FOR BENFT CUST
                     101 MONTGOMERY STREET
                     SAN FRANCISCO CA  94104-4122

                     CHARLES SCHWAB & CO INC                                                             9.50
                     SPECIAL CUSTODY A/C FOR BENFT CUST
                     101 MONTGOMERY STREET
                     SAN FRANCISCO CA  94104-4122

STRATEGIC INVESTOR FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                 8.15
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

STRATEGIC INVESTOR FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CITIGROUP GLOBAL MARKETS, INC.                                                     34.11
                     333 W 34TH ST
                     NEW YORK NY  10001-2402

STRATEGIC INVESTOR FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            10.11
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     COLUMBIA TRUST CO AGENT                                                             5.96
                     FBO US NATURAL RESOURCES AND
                     FRIEDRICH AIR COND PEN PL-EMPLEE
                     PO BOX 1350
                     PORTLAND OR  97207-1350

                                       w

TECHNOLOGY FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     SEI PRIVATE TRUST CO                                                                9.99
                     ONE FREEDOM VALLEY DRIVE
                     OAKS PA  19456

                     NFSC                                                                                9.32
                     R LEE RIGNEY
                     224 CEDAR ST
                     ENGLEWOOD NJ  07631-3131

                     MERRILL LYNCH PIERCE FENNER & SMITH                                                 6.02
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

TECHNOLOGY FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     NFSC                                                                                7.55
                     WALLACE W SCHOOLER
                     4480 SCHOOLER RD
                     CRIDERSVILLE OH  45806-9727

                     UBS FINANCIAL SERVICES INC. FBO                                                     7.51
                     UBS-FINSVC CDN FBO
                     T MCCULLOUGH STROTHER
                     P.O.BOX 3321,
                     1000 HARBOR BLVD
                     WEEHAWKEN NJ  07086-6761

TECHNOLOGY FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     LPL FINANCIAL SERVICES                                                             48.03
                     9785 TOWNE CENTRE DR
                     SAN DIEGO CA  92121-1968

                     COLUMBIA TRUST COMPANY                                                             19.34
                     THOMASVILLE HOME FURNISHINGS OF AZ
                     BRANDON D LEVALLEY
                     18971 CAMINITO CANTILENA #19
                     SAN DIEGO CA  92128-6166


                     RAYMOND JAMES & ASSOC INC                                                           7.90
                     FBO BARNETT IRA
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100

                     CITIGROUP GLOBAL MARKETS, INC.                                                      6.63
                     333 W 34TH ST
                     NEW YORK NY  10001-2402

                     USAA INVESTMENT MANAGEMENT CO                                                       5.06
                     9800 FREDERICKSBURG RD
                     SAN ANTONIO TX  78288-0001

TECHNOLOGY FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                             8.88
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122


SALES CHARGES

For the fiscal years ended August 31, 2005 and August 31, 2004, the following sales charges were paid by shareholders in respect to Class A, D and T shares*:

                                                      CLASS A                         CLASS D                     CLASS T
                                                      -------                         -------                     -------
                                               2005          2004              2005         2004            2005        2004
                                           -----------    -----------      -----------   ----------       --------    --------
International Stock Fund                   $              $44,752          $             $89                          --
Mid Cap Growth Fund                        $              $58,047          $             $382                         $1,845
Real Estate Equity Fund                    $              $212,798         $             $5,756                       --
Technology Fund                            $              $48,422          $             $359                         --
Strategic Investor Fund                    $              $652,526         $             $25                          --
Balanced Fund                              $              $26,350          $             $729                         --
Oregon Municipal Bond Fund                 $              $18,602          $             $966                         --
High Yield Fund                            $              $790,974         $             $46,454                      --

*Class D shares closed to new investors effective October 13, 2003, and the front-end sales charge of 1.00% is waived effective October 13, 2003.

For the fiscal years ended August 31, 2004 and August 31, 2005, CMD, as Distributor, retained the following fees:

                                                                                INTERNATIONAL STOCK FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005
                                                                          -----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $44,752
Initial sales charges retained by CMD                                     $[ ]                           $ 7,736
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                           $    19




                                       y

                                                                                INTERNATIONAL STOCK FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $19,281
                                                                          $[ ]
                                                                          $[ ]



                                                                                INTERNATIONAL STOCK FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $136
                                                                          $[ ]
                                                                          $[ ]

                                                                                INTERNATIONAL STOCK FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
                                                                          $[ ]                             $28
                                                                          $[ ]
                                                                          $[ ]

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.



                                                                                  MID CAP GROWTH FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $58,047
Initial sales charges retained by CMD                                     $[ ]                           $ 9,271
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                             $ 0


                                                                                  MID CAP GROWTH FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $12,291




                                                                                  MID CAP GROWTH FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $264



                                                                                  MID CAP GROWTH FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                             $21


                                       z

                                                                                  MID CAP GROWTH FUND*
                                                                                     Class G Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $2,954

*Class A, B, D and G shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.



                                                                                REAL ESTATE EQUITY FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                          $212,798
Initial sales charges retained by CMD                                     $[ ]                          $ 32,403
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                          $ 25,000



                                                                                REAL ESTATE EQUITY FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $23,444



                                                                                REAL ESTATE EQUITY FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $2,004




                                                                                REAL ESTATE EQUITY FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $4,273

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.

                                                                                    TECHNOLOGY FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $48,422
Initial sales charges retained by CMD                                     $[ ]                           $ 8,022
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                           $     0


                                                                                    TECHNOLOGY FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $40,538



                                       aa

                                                                                    TECHNOLOGY FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $883



                                                                                    TECHNOLOGY FUND*
                                                                                      Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                             $11

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.

                                                                                STRATEGIC INVESTOR FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                          $652,526
Initial sales charges retained by CMD                                     $[ ]                          $ 93,760
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                          $    487




                                                                                STRATEGIC INVESTOR FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $26,530




                                                                                STRATEGIC INVESTOR FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $1,230




                                                                                STRATEGIC INVESTOR FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                             $12

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.

                                                                                     BALANCED FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $26,350
Initial sales charges retained by CMD                                     $[ ]                           $ 4,251
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                           $     0



                                       bb

                                                                                     BALANCED FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $15,155


                                                                                     BALANCED FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $282



                                                                                     BALANCED FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                             $9

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.

                                                                               OREGON MUNICIPAL BOND FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $18,602
Initial sales charges retained by CMD                                     $[ ]                           $ 2,240
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                           $     0



                                                                               OREGON MUNICIPAL BOND FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $9,564




                                                                               OREGON MUNICIPAL BOND FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $685



                                                                               OREGON MUNICIPAL BOND FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $119

*Class A, B and D shares were initially offered on November 1, 2002 and Class C Shares were initially offered on October 13, 2003.



                                       cc

                                                                                    HIGH YIELD FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                          $790,974
Initial sales charges retained by CMD                                     $[ ]                          $ 96,270
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                          $ 66,541
  On Fund redemptions retained by CMD


                                                                                    HIGH YIELD FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD
                                                                          $[ ]                          $297,129


                                                                                    HIGH YIELD FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $32,727



                                                                                    HIGH YIELD FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $39,786

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.


12B-1 PLANS, CDSC AND CONVERSION OF SHARES

          The Directors have approved a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan") for the Funds' Class A, B, C, D and G shares. Under the 12b-1 Plan, each Fund pays CMD a monthly service fee at an annual rate of up to 0.25% of the Fund's net assets attributed to Class A, B, C and D shares. Each Fund may also pay CMD monthly a distribution fee at an annual rate of 0.10% of the Fund's daily net assets attributed to Class A shares and up to 0.75% of the Fund's average daily net assets attributable to Class B, C and D shares. The Funds' Board of Directors currently limits payments under the 12b-1 Plan for Class A shares to 0.25% annually. Also under the 12b-1 Plan, the Mid Cap Growth Fund pays CMD a monthly service fee at an annual rate of up to 0.50% of the Fund's net assets attributed to Class G shares, made up of up to 0.25% for certain shareholder services ("Shareholder Liaison Services") and up to 0.25% for administrative services ("Administrative Support Services"). The Mid Cap Growth Fund also pays CMD monthly a distribution fee at an annual rate of up to 0.65% of the Fund's average daily net assets attributed to Class G shares.

For the Oregon Municipal Bond Fund, CMD has voluntarily agreed to waive a portion of its Class C and Class D distribution fees so that these fees do not exceed 0.65% annually of Class C's and Class D's average daily net assets. For the High Yield Fund, the Distributor has voluntarily agreed to waive a portion of its Class C and Class D distribution fees so that these fees do not exceed 0.85% annually of the Class C's and Class D's average daily net assets.

The monthly service and distribution fees shall be used by CMD to cover expenses and activities primarily intended to result in the sale of Fund shares. These expenses and activities may include but are not limited to: (a) direct out-of-pocket promotional expenses incurred by CMD in advertising and marketing Fund shares; (b) expenses incurred in connection with preparing, printing, mailing, and distributing or publishing advertisements and sales literature; (c) expenses incurred in connection with printing and mailing prospectuses and Statements of Additional Information to other than current shareholders; (d) periodic payments or commissions to one or more securities dealers, brokers, financial institutions and other industry professionals ("Service Organizations") with respect to the Funds' shares beneficially owned by customers for whom the Service Organization is the shareholder of record; (e) the direct and indirect cost of financing the payments or expenses included in
(a) and (d) above;

                                       dd
or (f) such other services as may be construed by any court or governmental agency or commission, including the SEC, to constitute distribution services under the 1940 Act or rules and regulations thereunder.

Shareholder Liaison Services may include the following services provided by financial services firms ("FSFs"): (a) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (b) processing dividend payments; (c) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (d) providing periodic mailings to customers. Administrative Support Services may include the following services provided by FSFs: (a) providing customers with information as to their positions in Class G shares; (b) responding to customer inquiries; and
(c) providing a service to invest the assets of customers in Class G shares.

CMD may use the entire amount of such fees to defray the cost of commissions and service fees paid to FSFs and for certain other purposes. Since the distribution and service fees are payable regardless of CMD's expenses, CMD may realize a profit from the fees. The 12b-1 Plan authorizes the Advisor to make payments out of its own funds for distribution or services costs. At this time, the total Class G service and distribution fees have been limited to 0.95% for the Mid Cap Growth Fund. These limitations may be modified or terminated by the Board of Directors at any time.

The Plan authorizes any other payments by the Funds to CMD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of the Fund's shares.

         The Trustees of the Trust believe the Plan could be a significant factor in the growth and retention of the Fund's assets resulting in a more advantageous expense ratio and increased investment flexibility that could benefit each class of the Fund's shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees of the Trust who are not interested persons of the Trust are effected by such disinterested Trustees.

         Shares of Class A, D and T shares are offered with a front-end sales charge, payable at the time of purchase, unless waived as set forth in the Prospectus for such Fund. Class B, C and G shares are offered without a front-end sales charge, but are subject to a contingent deferred sales charge depending on the length of time the shares are held. Class A, C, D and T shares held for fewer than 18 months (12 months in the case of Class C and D) after purchase are subject to a 1.00% contingent deferred sales charge. A detailed description of these various sales charges can be found in the Prospectus for the relevant class. Class T shares received in connection with a fund merger are subject to a contingent deferred sales charge if redeemed within 12 months of the original purchase.

         No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

         Except in certain limited circumstances, Class G shares of a Fund automatically convert into Class T shares of the same Fund at the time disclosed in the relevant Fund's Prospectus for Class T and G shares. Class B shares automatically convert into Class A shares of the same Fund at the time disclosed in the relevant Fund's Prospectus for Class A, B, C and D shares.

SALES-RELATED EXPENSES OF CMD RELATING TO THE FUNDS WERE:

INTERNATIONAL STOCK FUND

                                                          Fiscal Year Ended August 31, 2005

                                        Class A              Class B                Class C                 Class D
                                        -------              -------                -------                 -------
                                        Shares               Shares                 Shares                  Shares
                                        ------               ------                 ------                  ------
Fees to FSFs                            $[ ]               $[ ]                      $[ ]                     $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                     $[ ]               $[ ]                      $[ ]                     $[ ]
Allocated travel, entertainment
and other expenses                      $[ ]               $[ ]                      $[ ]                     $[ ]


                                       ee

MID CAP GROWTH FUND                                        Fiscal Year Ended August 31, 2005
                                    Class A     Class B      Class C          Class D      Class G        Class T
                                    --------    --------     --------         --------     --------       -------
                                     Shares       Shares      Shares          Shares        Shares         Shares
                                     ------       ------      ------         -------        ------         ------
Fees to FSFs                          $[ ]         $[ ]        $[ ]           $[ ]           $[ ]           $[ ]
Allocated cost of sales
material relating to the Fund
(including printing, mailing
and other promotion expenses)         $[ ]         $[ ]        $[ ]           $[ ]           $[ ]           $[ ]
Allocated travel, entertainment
and other  expenses                   $[ ]         $[ ]        $[ ]           $[ ]           $[ ]           $[ ]



REAL ESTATE EQUITY FUND                               Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                              $[ ]            $[ ]            $[ ]             $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                       $[ ]            $[ ]            $[ ]             $[ ]
Allocated travel, entertainment
and other  expenses                       $[ ]            $[ ]            $[ ]             $[ ]

TECHNOLOGY FUND                                     Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                             $[ ]            $[ ]             $[ ]            $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                      $[ ]            $[ ]             $[ ]            $[ ]
Allocated travel, entertainment
and other  expenses                      $[ ]            $[ ]             $[ ]            $[ ]

STRATEGIC INVESTOR FUND                                Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                             $[ ]             $[ ]            $[ ]            $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                      $[ ]             $[ ]            $[ ]            $[ ]
Allocated travel, entertainment
and other  expenses                      $[ ]             $[ ]            $[ ]            $[ ]

BALANCED FUND                                         Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                           $[ ]              $[ ]             $[ ]            $[ ]
Allocated cost of sales
material relating to the Fund
(including printing, mailing
and other promotion expenses)          $[ ]              $[ ]             $[ ]            $[ ]
Allocated travel, entertainment
and other  expenses                    $[ ]              $[ ]             $[ ]            $[ ]


                                       ff

OREGON MUNICIPAL BOND FUND                        Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                              $[ ]            $[ ]            $[ ]             $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                       $[ ]            $[ ]            $[ ]             $[ ]
Allocated travel, entertainment
and other  expenses                       $[ ]            $[ ]            $[ ]             $[ ]

HIGH YIELD FUND                                       Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                              $[ ]            $[ ]            $[ ]            $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                       $[ ]            $[ ]            $[ ]            $[ ]
Allocated travel, entertainment
and other  expenses                       $[ ]            $[ ]            $[ ]            $[ ]

CUSTODIAN OF THE FUND
State Street Bank and Trust Company, located at 225 Franklin Street, Boston, MA 02101, is the Fund's custodian. The custodian is responsible for safeguarding and controlling the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT REGISTERED PULIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP, located at 125 High Street, Boston, MA 02110, serves as the Fund's independent registered public accounting firm, providing audit services, tax return review services and assistance and consultation in connection with the review of various SEC filings. The Financial Statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the reports of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.



                                       gg

                      STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include the series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Columbia Funds Trust VIII, Columbia Funds Series Trust I (formerly named Columbia Funds Trust IX) and Columbia Funds Trust XI (each a Trust and together, the Trusts, also known as Fund Complex). In certain cases, the discussion applies to some, but not all, of the Funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING

In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.

SHORT SALES

A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

LOWER-RATED DEBT SECURITIES

Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the Fund's achievement of its investment goal; and

4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

COMMON STOCK, PREFERRED STOCK AND WARRANTS

Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the company's capital stock at a set price for a specified period of time.

FOREIGN SECURITIES

The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a sub-custodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

The Fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

EXCHANGE-TRADED FUNDS ("ETFS"). The Fund may invest in ETFs up to the maximum amount allowable under the 1940 Act. ETFs are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international.

ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.

The Fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders of the Fund may also indirectly bear similar expenses of an ETF.

ZERO COUPON SECURITIES (ZEROS)

The Fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)

The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSIT are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by a business to finance short-term needs (including promissory notes with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement in which the Fund would be allowed to invest directly.

CERTIFICATES OF DEPOSIT are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. TIME DEPOSITS are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central

Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund.

BANK OBLIGATIONS include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part 1 of this SAI. For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a Fund's assets that may be invested in STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component is usually volatile in response to changes in interest rates.

In U.S. TREASURY ROLLS, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

COMMERCIAL PAPER is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

STRIPPED OBLIGATIONS

To the extent consistent with their investment objective, Funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the Funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Funds' Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

MUNICIPAL SECURITIES

Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this SAI and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, each

Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

PRIVATE ACTIVITY BONDS

The Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

MUNICIPAL LEASE OBLIGATIONS

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

SECURITIES LOANS

The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

INTERFUND BORROWING AND LENDING

The Fund may lend money to and borrow money from other affiliated registered open-end investment companies. The Fund may borrow through the program when the Advisor believes borrowing is appropriate and the costs are equal to or lower than the costs of bank loans. When borrowing money, the Fund is subject to the risk that the securities the Fund acquires with the borrowed money or would otherwise have sold will decline in value. When lending money, the Fund is subject to the risk that the borrower will be unwilling or unable to make timely payments of interest or principal.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)

The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Fund from the transaction.

REITS

The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy.

ASSET-BACKED SECURITIES

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively lengthen the expected maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

CUSTODY RECEIPTS AND TRUST CERTIFICATES. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly "disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

LINE OF CREDIT

The Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goal and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian..

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities;

three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

MUNICIPAL BOND INDEX FUTURES CONTRACTS. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

OPTIONS ON FUTURES CONTRACTS. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The Funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

OPTIONS ON FOREIGN STOCK INDICES. The Funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

SWAP AGREEMENTS (SWAPS, CAPS, COLLARS AND FLOORS)

The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

EQUITY SWAPS

The Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

RISK FACTORS IN EQUITY SWAP TRANSACTIONS. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the portfolio managers do not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. See "Taxes" for information on tax risks associated with equity swaps.

FOREIGN CURRENCY TRANSACTIONS

The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

PARTICIPATION INTERESTS

The Fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

VARIABLE AND FLOATING RATE OBLIGATIONS

Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

If a variable or floating rate instrument is not rated, the Fund's Advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

CURRENCY SWAPS. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

GUARANTEED INVESTMENT CONTRACTS

Pursuant to guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.

The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.

BANK INVESTMENT CONTRACTS

Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the Funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

LOAN PARTICIPATIONS

Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

STRUCTURED INVESTMENTS

Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.

Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.

YANKEE OBLIGATIONS

Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

AMERICAN, EUROPEAN, CONTINENTAL AND GLOBAL DEPOSITARY RECEIPTS

American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

TEMPORARY CASH BALANCES

The Funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.

TAXES

In this section, all discussions of taxation at the shareholder and fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

FEDERAL TAXES. Although it may be one of several series in a single trust, the Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (Code). The Fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets.

To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer, other than U.S. government securities or other regulated investment companies; or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (c) distribute with respect to each year at least 90% of its taxable net investment income, its tax-exempt interest income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation , provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do not apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of
(c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. As a regulated investment company that is accorded special tax treatment, the Fund will not be subject to any federal income taxes on its net investment income and net realized capital gains that it distributes to shareholders on the form of dividends and in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" accorded special tax treatment in any taxable year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions (including any distributions of net tax-exempt income and net long-term capital gains) would generally be taxable as ordinary income to the shareholders, except to the extent they were treated as "qualified dividend income," as described below. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the federal corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends may be, however, includable in adjusted current earnings for purposes of computing corporate federal AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces tax basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.

FUND DISTRIBUTIONS. Distributions from the Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) will generally be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning on or before December 31, 2008.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price of the shareholder paid). Distributions are taxable whether received in cash or in Fund shares.

QUALIFIED DIVIDEND INCOME. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. With respect to a Fund investing in bonds, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

In general, distributions of investment income properly designated by the Fund as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt Fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder (but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes). The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

Income from certain "private activity bonds" issued after August 7, 1986, is treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time Fund shares are held by the shareholder.

A tax-exempt Fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the Fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users, as further defined in the Code. Income derived from the Fund's investments other than tax-exempt instruments may give rise to taxable income. The Fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of Fund shares to the extent of tax-exempt dividends paid during that period. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Under Treasury regulations, if on a disposition of Fund shares a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder will likely have to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. You are advised to consult with your tax advisor.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to backup withholding for taxpayers who fail to furnish a correct taxpayer identification number, who have under-reported dividend or interest income, or who fail to certify to the Fund that the shareholder is a United States person and is not subject to the withholding. This number and certification may be provided by either a Form W-9 or the accompanying application. In certain instances, CMS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This may produce a difference between the Fund's book income and its taxable income possibly accelerating distributions or converting distributions of book income and gains to returns of capital for book purposes.

If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal income tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund." A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

NON-U.S. SHAREHOLDERS. In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the recent legislation, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S.

person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Recent legislation modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the legislation, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning on September 1, 2005) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES (THIS SECTION IS APPLICABLE ONLY TO THE COLUMBIA TAX-MANAGED GROWTH FUND)

FEDERAL GIFT TAXES. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.

Under the Columbia Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceed $11,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.

Under the Columbia Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.

No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), including taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount, which is $1,000,000 for gifts made after December 31, 2001, and before January 1, 2010.

Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's Federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.

The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $22,000.

The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

GENERATION-SKIPPING TRANSFER TAXES

If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Columbia Advantage Plan and does not exceed the available annual exclusion amount. An exemption (the "GST exemption"), equal to $1.5 million in 2005, is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate (47% for gifts made in 2005) on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.

INCOME TAXES

The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Columbia Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.

Under the Columbia Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.

If the donor selects the Columbia Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 35%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 15%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.

When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

CONSULTATION WITH QUALIFIED ADVISOR

Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.

MANAGEMENT OF THE FUNDS The Advisor provides administrative and management services to the Funds. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. (NPMI), merged into Columbia Management Advisors, Inc. Each of the four merging companies was a registered investment advisor and advised various Funds in the Fund Complex. The Advisor, located at 100 Federal Street, Boston, Massachusetts 02110, is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. The Advisor has been an investment advisor since 1969.

In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. (NFMI), a subsidiary of NPMI and a registered investment advisor that advised several Funds in the Fund Complex, merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the Advisor to the Funds previously advised by NFMI.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 49)        Trustee       1996       Executive Vice President -         101        Nash Finch Company (food
P.O. Box 66100                                             Strategy of United Airlines                         distributor)
Chicago, IL 60666                                          (airline) since December,
                                                           2002 (formerly President of
                                                           UAL Loyalty Services
                                                           (airline) from September,
                                                           2001 to December, 2002;
                                                           Executive Vice President
                                                           and Chief Financial Officer
                                                           of United Airlines from
                                                           July, 1999 to September,
                                                           2001; Senior Vice
                                                           President-Finance from
                                                           March, 1993 to July, 1999).

Janet Langford Kelly (Age 47)     Trustee       1996       Partner, Zelle, Hofmann,           101                    None
9534 W. Gull Lake Drive                                    Voelbel, Mason & Gette LLP
Richland, MI 49083-8530                                    (law firm) since March,
                                                           2005; Adjunct Professor of
                                                           Law, Northwestern
                                                           University, since
                                                           September, 2004 (formerly
                                                           Chief Administrative
                                                           Officer and Senior Vice
                                                           President, Kmart Holding
                                                           Corporation (consumer
                                                           goods), from September,
                                                           2003 to March, 2004;
                                                           Executive Vice
                                                           President-Corporate
                                                           Development and
                                                           Administration, General
                                                           Counsel and Secretary,
                                                           Kellogg Company (food
                                                           manufacturer), from
                                                           September, 1999 to August,
                                                           2003; Senior Vice
                                                           President, Secretary and
                                                           General Counsel, Sara Lee
                                                           Corporation (branded,
                                                           packaged, consumer-products
                                                           manufacturer) from January,
                                                           1995 to September, 1999).

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Richard W. Lowry (Age 69)         Trustee       1995       Private Investor since            103(3)                  None
10701 Charleston Drive                                     August, 1987 (formerly
Vero Beach, FL 32963                                       Chairman and Chief
                                                           Executive Officer, U.S.
                                                           Plywood Corporation
                                                           (building products
                                                           manufacturer)).

Charles R. Nelson (Age 62)        Trustee       1981       Professor of Economics,           101                     None
Department of Economics                                    University of Washington,
University of Washington                                   since January, 1976; Ford
Seattle, WA 98195                                          and Louisa Van Voorhis
                                                           Professor of Political
                                                           Economy, University of
                                                           Washington, since
                                                           September, 1993 (formerly
                                                           Director, Institute for
                                                           Economic Research,
                                                           University of Washington
                                                           from September, 2001 to
                                                           June, 2003); Adjunct
                                                           Professor of Statistics,
                                                           University of Washington,
                                                           since September, 1980;
                                                           Associate Editor, Journal
                                                           of Money Credit and
                                                           Banking, since September,
                                                           1993; consultant on
                                                           econometric and statistical
                                                           matters.

John J. Neuhauser (Age 62)        Trustee       1985       Academic Vice President and       103(3)        Saucony, Inc. (athletic
84 College Road                                            Dean of Faculties since                                footwear)
Chestnut Hill, MA 02467-3838                               August, 1999, Boston
                                                           College (formerly Dean,
                                                           Boston College School of
                                                           Management from September,
                                                           1977 to August, 1999).

Patrick J. Simpson (Age 61)       Trustee       2000       Partner, Perkins Coie             101                     None
1120 N.W. Couch Street                                     L.L.P. (law firm).
Tenth Floor
Portland, OR 97209-4128

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas E. Stitzel (Age 69)        Trustee       1998       Business Consultant since          101                    None
2208 Tawny Woods Place                                     1999 (formerly Professor of
Boise, ID 83706                                            Finance from 1975 to 1999,
                                                           College of Business, Boise
                                                           State University);
                                                           Chartered Financial
                                                           Analyst.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 68)       Trustee       1996       Partner and Senior Advisor,        101            Anixter International
8 Sound Shore Drive,                and                    Chicago Growth Partners                             (network support
Suite 285                        Chairman                  (private equity investing)                       equipment distributor);
Greenwich, CT 06830               of the                   since September, 2004                              Ventas, Inc. (real
                                   Board                   (formerly Managing                                  estate investment
                                                           Director, William Blair                            trust); Jones Lang
                                                           Capital Partners (private                         LaSalle (real estate
                                                           equity investing) from                          management services) and
                                                           September, 1994 to                                Ambac Financial Group
                                                           September, 2004).                                  (financial guaranty
                                                                                                                  insurance)

Anne-Lee Verville (Age 59)        Trustee       1998       Retired since 1997                 101          Chairman of the Board of
359 Stickney Hill Road                                     (formerly General Manager,                      Directors, Enesco Group,
Hopkinton, NH 03229                                        Global Education Industry,                      Inc. (designer, importer
                                                           IBM Corporation (computer                          and distributor of
                                                           and technology) from 1994                             giftware and
                                                           to 1997).                                             collectibles)

Richard L. Woolworth (Age 64)     Trustee       1991       Retired since December 2003        101            Northwest Natural Gas
100 S.W. Market Street                                     (formerly Chairman and                          Co. (natural gas service
#1500                                                      Chief Executive Officer,                                provider)
Portland, OR 97207                                         The Regence Group (regional
                                                           health insurer); Chairman
                                                           and Chief Executive
                                                           Officer, BlueCross
                                                           BlueShield of Oregon;
                                                           Certified Public
                                                           Accountant, Arthur Young &
                                                           Company)

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
INTERESTED TRUSTEE
William E. Mayer(2) (Age 65)      Trustee       1994       Partner, Park Avenue Equity       103(3)         Lee Enterprises (print
399 Park Avenue                                            Partners (private equity)                        media), WR Hambrecht +
Suite 3204                                                 since February, 1999                             Co. (financial service
New York, NY 10022                                         (formerly Partner,                                 provider); Reader's
                                                           Development Capital LLC                           Digest (publishing);
                                                           from November, 1996 to                             OPENFIELD Solutions
                                                           February, 1999).                                    (retail industry
                                                                                                             technology provider)

(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

                                              Year First
                                              Elected or
                                  Position     Appointed                            Principal Occupation(s)
     Name, Address and Age       with Funds    to Office                             During Past Five Years
------------------------------   ----------   ----------   -------------------------------------------------------------------------
OFFICERS
Christopher L. Wilson (Age 48)    President      2004      Head of Mutual Funds since August, 2004 and Senior Vice President of the
One Financial Center                                       Advisor since January, 2005; President of the Columbia Funds, Liberty
Boston, MA 02111                                           Funds and Stein Roe Funds since October, 2004; President and Chief
                                                           Executive Officer of the Nations Funds since January, 2005; President of the Galaxy Funds since April 2005; Director of Bank of America Global
                                                           Liquidity Funds, plc since May 2005; Director of Banc of America Capital
                                                           Management (Ireland), Limited since May 2005; Senior Vice President of
                                                           BACAP Distributors LLC since January, 2005; Director of FIM Funding, Inc.
                                                           since January, 2005; Senior Vice President of Columbia Management
                                                           Distributors, Inc. since January, 2005; Director of Columbia Management
                                                           Services, Inc. since January, 2005 (formerly President and Chief
                                                           Executive Officer, CDC IXIS Asset Management Services, Inc. from
                                                           September, 1998 to August, 2004).

J. Kevin Connaughton (Age 40)     Treasurer      2000      Treasurer of the Columbia Funds since October, 2003 and of the Liberty
One Financial Center                                       Funds, Stein Roe Funds and All-Star Funds since December, 2000; Vice
Boston, MA 02111                                           President of the Advisor since April, 2003 (formerly President of the
                                                           Columbia Funds, Liberty Funds and Stein Roe Funds from February, 2004 to
                                                           October, 2004; Chief Accounting Officer and Controller of the Liberty
                                                           Funds and All-Star Funds from February, 1998 to October, 2000); Treasurer of the Galaxy Funds since September, 2002 (formerly Treasurer from
                                                           December, 2002 to December, 2004 and President from February, 2004 to
                                                           December, 2004 of the Columbia Management Multi-Strategy Hedge Fund, LLC;
                                                           Vice President of Colonial Management Associates, Inc. from February,
                                                           1998 to October, 2000).

Mary Joan Hoene (Age 55)           Senior        2004      Senior Vice President and Chief Compliance Officer of the Columbia Funds,
100 Federal Street                  Vice                   Liberty Funds, Stein Roe Funds and All-Star Funds since August, 2004;
Boston, MA 02110                  President                Chief Compliance Officer of the Columbia Management Multi-Strategy Hedge
                                  and Chief                Fund, LLC since August, 2004; Chief Compliance Officer of the BACAP
                                 Compliance                Alternative Multi-Strategy Hedge Fund LLC since October, 2004 (formerly
                                   Officer                 Partner, Carter, Ledyard & Milburn LLP from January, 2001 to August,
                                                           2004; Counsel, Carter, Ledyard & Milburn LLP from November, 1999 to
                                                           December, 2000; Vice President and Counsel, Equitable Life Assurance
                                                           Society of the United States from April, 1998 to November, 1999).

Michael G. Clarke (Age 35)          Chief        2004      Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein Roe
One Financial Center             Accounting                Funds and All-Star Funds since October, 2004 (formerly Controller of the
Boston, MA 02111                   Officer                 Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds from
                                                           May, 2004 to October, 2004; Assistant Treasurer from June, 2002 to May,
                                                           2004; Vice

                                                           President, Product Strategy & Development of the Liberty Funds and Stein
                                                           Roe Funds from February, 2001 to June, 2002; Assistant Treasurer of the
                                                           Liberty Funds, Stein Roe Funds and the All-Star Funds from August, 1999 to February, 2001; Audit Manager, Deloitte & Toche LLP from May, 1997 to
                                                           August, 1999).

Jeffrey R. Coleman (Age 35)      Controller      2004      Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                       All-Star Funds since October, 2004 (formerly Vice President of CDC IXIS
Boston, MA 02111                                           Asset Management Services, Inc. and Deputy Treasurer of the CDC Nvest
                                                           Funds and Loomis Sayles Funds from February, 2003 to September, 2004;
                                                           Assistant Vice President of CDC IXIS Asset Management Services, Inc. and
                                                           Assistant Treasurer of the CDC Nvest Funds from August, 2000 to February,
                                                           2003; Tax Manager of PFPC, Inc. from November, 1996 to August, 2000).

R. Scott Henderson (Age 45)       Secretary      2004      Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds since
One Financial Center                                       December, 2004 (formerly Of Counsel, Bingham McCutchen from April, 2001
Boston, MA 02111                                           to September, 2004; Executive Director and General Counsel, Massachusetts
                                                           Pension Reserves Investment Management Board from September, 1997 to
                                                           March, 2001).

Trustee Positions

As of December 31, 2004, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity.

General

Messrs. Lowry, Mayer and Neuhauser are also trustees/directors of the Liberty All-Star Funds.

The Trustees serve as trustees of 101 registered investment companies managed by the Advisor for which each Trustee receives a retainer at the annual rate of $45,000 and an attendance fee of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December, 2003, Mr. Theobald began serving as the Chairman of the Board. As the independent chairman of the board, Mr. Theobald receives a supplemental retainer at the annual rate of of $100,000; the chair of the Audit Committee receives a supplemental retainer at the annual rate of $10,000; the chair of each other committee receives a supplemental retainer at the annual rate of $5,000. Members of each committee, except the Audit Committee, receive $1,500 for each committee meeting. Each Audit Committee member receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 133 open-end and 10 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

MANAGEMENT AGREEMENT

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. Columbia Management Distributors, Inc. (formerly named Columbia Funds Distributor, Inc.) pays the cost of printing and distributing all other Prospectuses.

ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO CERTAIN FUNDS AND THEIR RESPECTIVE TRUSTS. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION REGARDING YOUR FUND).

Under an Administration Agreement, the Advisor, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

          (a)  providing office space, equipment and clerical personnel;

          (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund;

          (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

          (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

          (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

          (f)  maintaining certain books and records of each Fund.

With respect to Columbia Money Market Fund (formerly named Liberty Money Market
Fund) and Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund), the Administration Agreement for these Funds provides that the Advisor will monitor compliance by the Fund with Rule 2a-7 under the 1940 Act and report to the Trustees from time to time with respect thereto. The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

TRUST SERVICES AGREEMENT

Pursuant to a Trust Services Agreement, CMS provides the Columbia Tax-Managed Growth Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. CMS's fee is described in the Prospectuses of the Columbia Tax-Managed Growth Fund.

THE PRICING AND BOOKKEEPING AGREEMENT

The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement. SEE "FUND CHARGES AND EXPENSES" IN
PART 1 OF THIS SAI FOR INFORMATION ON THESE FEES.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the Funds. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The Funds and clients advised by the Advisor or the Funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.

POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Advisor believes are faced by investment professionals at most major financial firms. The Advisor and the Trustees of the Columbia Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

          - The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

          - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

          - The trading of other accounts could be used to benefit higher-fee accounts (front- running).

          - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

"Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Advisor and the Funds' Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Columbia-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

The Advisor or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

A Fund's portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at the Advisor, including each Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Advisor and each Fund, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of each Fund.

BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute securities transactions for a Fund.

The Advisor places the transactions of the Funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the Funds' transactions where the Funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by Funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a Fund.

The Advisor may use the services of affiliated broker-dealers, when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

PRINCIPAL UNDERWRITER

CMD is the principal underwriter of the Trust's shares. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT

CMS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CMS is based on number of accounts plus reimbursement for certain out-of-pocket expenses. SEE

"FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY CMS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CMS or generally by 6 months' notice by CMS to the Fund. The agreement limits the liability of CMS to the Fund for loss or damage incurred by the Fund to situations involving a failure of CMS to use reasonable care or to act in good faith and without negligence in performing its duties under the agreement. The Fund will indemnify CMS from, among other things, any and all claims, actions, suits, losses, costs, damages, and expenses incurred by it in connection with its acceptance of this Agreement, provided that: (i) to the extent such claims, actions, suits, losses, costs, damages, or expenses relate solely to a particular series or group of series of shares, such indemnification shall be only out of the assets of that series or group of series; (ii) this indemnification shall not apply to actions or omissions constituting negligence or misconduct of CMS or its agents or contractors, including but not limited to willful misfeasance, bad faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under this Agreement; and (iii) CMS shall give a Fund prompt notice and reasonable opportunity to defend against any such claim or action in its own name or in the name of CMS.

CODE OF ETHICS

The Funds, the Advisor, and CMD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

ANTI-MONEY LAUNDERING COMPLIANCE

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account, halting all shareholder activity with respect to such account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

PROXY VOTING POLICIES AND FUND PROXY VOTING RECORD

The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

The Advisor's proxy voting guidelines and procedures are included in this SAI as Appendix II. In accordance with SEC regulations, the fund's proxy voting record for the last twelve-month period ended June 30 has been filed with the SEC. You may obtain a copy of the fund's proxy voting record (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Columbia Funds have adopted policies with respect to the disclosure of the Funds' portfolio holdings by the Funds, Columbia Management, or their affiliates. These policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Funds' website at www.columbiafunds.com, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Fund's policies are described below. The Trustees shall be updated as needed regarding the Fund's compliance with the policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Columbia Management and its affiliates. The Fund's policies prohibit Columbia Management and the Fund's other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund's shares, third-party service providers, rating and ranking organizations and affiliated persons of the Fund.

PUBLIC DISCLOSURES. The Fund's portfolio holdings are currently disclosed to the public through required filings with the SEC and, for equity and fixed income funds, on the Fund's website at www.columbiafunds.com. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund's fiscal year). Shareholders may obtain the Fund's Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Fund's Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

The equity and fixed income Columbia Funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:

                                                            FREQUENCY OF
   TYPE OF FUND              INFORMATION PROVIDED            DISCLOSURE            DATE OF WEB POSTING
------------------   ------------------------------------   ------------   ----------------------------------
   Equity Funds      Full portfolio holdings information.      Monthly      30 calendar days after month-end.
Fixed Income Funds   Full portfolio holdings information.     Quarterly    60 calendar days after quarter-end

The scope of the information provided relating to the Fund's portfolio that is made available on the website may change from time to time without prior notice.

For Columbia's money market funds, a complete list of a Fund's portfolio holdings shall be publicly available on a monthly basis on the fifth business date after month-end. Shareholders may request such information by writing or calling the Fund's distributor, Columbia Management Distributors, Inc. at the address listed on the cover of this SAI.

A Fund, Columbia Management or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

OTHER DISCLOSURES. The Fund's policies provide that non-public disclosures of the Fund's portfolio holdings may be made if (1) the Fund has a legitimate business purpose for making such disclosure, (2) the Fund's chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.

The Fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to Columbia Management and its affiliates, these service providers include the Fund's custodian and sub-custodians, the Fund's independent registered public accounting firm, legal counsel, financial printers(R.R. Donnelly & Sons and Bowne & Co., Inc.), the Fund's proxy voting service provider (Alamo Direct Mail Services, Inc.), the Fund's proxy solicitor (Georgeson Shareholder Communications Inc.), rating agencies that maintain ratings on certain Columbia Funds (Fitch, Inc.) and service providers that support Columbia Management's trading systems (InvestorTool, Inc. and Thomson Financial).These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. The Fund may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Certain clients of the Fund's investment adviser(s) may follow a strategy similar to that of the Fund, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Fund.

DETERMINATION OF NET ASSET VALUE

Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the official closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value following procedures approved by the Trust's Board of Trustees.

(The following two paragraphs are applicable only to Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund) and Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund))

Trading in securities on stock exchanges and over-the-counter markets in foreign securities markets is normally completed well before the close of the business day in New York. Trading on foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

AMORTIZED COST FOR MONEY MARKET FUNDS (SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "INFORMATION CONCERNING THE FUND" IN PART 1 OF THE SAI OF COLUMBIA MONEY MARKET FUND (FORMERLY NAMED LIBERTY MONEY MARKET FUND) AND COLUMBIA MUNICIPAL MONEY MARKET FUND (FORMERLY NAMED LIBERTY MUNICIPAL MONEY MARKET
FUND))

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Under the amortized cost method a security is initially valued at cost and thereafter any discount or premium from maturity value is amortized ratably to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. If a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Columbia Money Market Fund (formerly named Liberty Money Market Fund) or the Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund) for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund may accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CMS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Investors should understand that, since the offering price of the Fund's shares is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge paid as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CMD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CMD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CMD may from time to time reallow additional amounts to all or certain FSFs. CMD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CMD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars. Travelers checks, gift checks, credit card convenience checks, credit cards, cash and ban counter (starter checks) are not accepted.

CMS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CMS, provided the new FSF has a sales agreement with CMD.

Shares credited to an account are transferable upon written instructions in good order to CMS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you may send the certificates to CMS for deposit to your account.

In addition to the commissions specified in a Fund's prospectus and this SAI, CMD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that CMD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CMD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, CMD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.

In addition, CMD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.

CMD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:

1st Global Capital Corp
401 Company
ABN AMRO Trust Services
ADP Retirement Services
Advest
AEGON/Transamerica
AG Edwards
American Century Services
American Express
AMG
AON Consulting
AST Trust Company
Banc of America Investment Services
BancOne
Bear Stearns
Benefit Plan Administrators
Bidwell & Company
BNY Clearing
C N A Trust
Charles Schwab
CIBC Oppenheimer
Citigroup Global Markets
CitiStreet Associates LLC
City National Bank
City of Milwaukee
Columbia Trust Company
Commonwealth Financial
Compensation & Capital
CPI Qualified Plan Consultants
Daily Access Concepts
Davenport & Company
Delaware Investments
Digital Retirement Solutions
Discover Brokerage
Dreyfus/Mellon
Edgewood Services
Edward Jones

E-Trade,
ExpertPlan
FAS Liberty Life Spectrum
Ferris Baker Watts
Fidelity
Financial Data Services
Franklin Templeton
Freeman Welwood
Gem Group
Great West Life
Hewitt Associates LLC
Huntington Bank
ING
Intermountain Health Care
Investmart, Inc.
Investment Manager Services (IMS)
Janney Montgomery Scott
JJB Hilliard Lyons
JP Morgan/American Century
Kenney Investments
Kirkpatrick Pettis Smith Polian Inc
Legg Mason Wood Walker
Liberty Life
Lincoln Financial
Lincoln Life
Linsco Private Ledger
M & T Securities
Marquette Trust Company
Mass Mutual Life
Matrix Settlement & Clearance Services (MSCS)
McDonald Investments
Merrill Lynch
MetLife
MFS
Mfund Trax
MidAtlantic Capital
Milliman USA
Morgan Keegan
Morgan Stanley Dean Witter
PFPC
Nationwide Investment Services
Neuberger Berman Mgmt
NFP Securities
NSD -NetStock Sharebuilder
NYLife Distributors
Optimum Investment Advisors
Orbitex
Pershing LLC
Phoenix Home Life
Piper Jaffray
PNC
PPI Employee Benefits
Private Bank & Trust
Prudential
Putnam Investments
Raymond James
RBC Dain Rausher
Robert W Baird
Royal Alliance
RSM McGladrey Inc.

Safeco
Scott & Stringfellow
Scudder Investments
Security Benefit
Segall Bryant Hamill
South Trust Securities
Southwest Securities
Standard Insurance
Stanton Group
State of NY Deferred Compensation Plan
Stephens, Inc.
Stifel Nicolaus & Co
Strong Capital
Sungard T Rowe Price
Trustar Retirement Services
Trustlynx/Datalynx
UBS Financial Services
USAA Investment Management
Vanguard
Wachovia
TD Waterhouse
Webster Investment Services
Wells Fargo
Wilmington Trust

PLEASE CONTACT YOUR FSF OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY
RECEIVE.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most Funds advised by the Advisor may be purchased through the Automatic Investment Plan. Electronic fund transfers for a fixed amount of at least $50 ($25 for IRA) are used to purchase a Fund's shares at the public offering price next determined after CMD receives the proceeds. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CMD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, D, T, G and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any fund distributed by CMD in which you have a current balance of at least $5,000 into the same class of shares of up to five other Funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Sales charges may apply if exchanging from a money market fund. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC or sales charges.

Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Management Services, Inc. (formerly named Columbia Funds Services, Inc.) (CMS) P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or financial advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CMD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" below for more information.

CLASS T SHAREHOLDER SERVICES PLAN. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the Trusts plan to enter into servicing agreements with institutions (including Bank of America Corporation and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each Fund other than the Columbia Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the Fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares;
(ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.

The payments under the servicing agreements entered into as of the date of this SAI are limited to an aggregate fee of not more than 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.15% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The Funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.

Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such Funds on any day do not exceed the income to be accrued to such Class T shares on that day.

The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the Funds. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Columbia's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.

TAX-SHELTERED RETIREMENT PLANS (Retirement Plans). CMD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Management prototype plans offered through CMD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CMD.

Participants in Retirement Plans not sponsored by CTC, not including Individual Retirement Accounts (IRAs), may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with CMS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CMS. The close out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any Fund distributed by CMD, or if the Retirement Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling CMS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification numbers available when calling.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CMS for more information at 1-800-345-6611.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHTS OF ACCUMULATION (Columbia Class A and Class T shares, Nations Class A shares and Galaxy Retail A shares only) (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase of Class A or Class T shares with prior purchases of other funds and classes distributed by CMD. The applicable sales charge is based on the combined total of:

1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all shares of funds for which CMD serves as distributor (Funds) held by the shareholder.

CMD must be promptly notified of each purchase with respect to which a shareholder is entitled to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CMS. A Fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A, Class E and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all fund shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund)). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CMS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement (provided the FSF returns to CMD the excess commission previously paid during the thirteen-month period). The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price.

If the amount of the Statement is not purchased, the shareholder shall remit to CMD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CMS will redeem escrowed Class A, E or T shares with a value equal to such difference. The additional FSF commission will be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CMS at 1-800-345-6611.

NET ASSET VALUE ELIGIBILITY GUIDELINES (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS).

1. Employees, brokers and various relationships that are allowed to buy at NAV. Class A shares of certain Funds may be sold at (NAV) to the following individuals, whether currently employed or retired: Employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries; Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CMD, or its successors and companies affiliated with the Advisor; Registered representatives and employees of Financial Service Firms (including their affiliates) that are parties to dealer agreements or other sales arrangements with CMD; Nations Funds' Trustees, Directors and employees of its investment sub-advisers; Broker/Dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes; employees or partners of any contractual service provider to the funds

     NAV eligibility for Class A purchase also applies to the families of the parties listed above and their beneficial accounts. Family members include: spouse, parent, stepparent, legal guardian, child, stepchild, father-in-law and mother-in-law.

     Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

     Registered broker/dealer firms that have entered into a Nations Funds dealer agreement with BACAP Distributors, LLC may buy Class A shares without paying a front-end sales charge for their investment account only.

     Banks, trust companies and thrift institutions, acting as fiduciaries.

2. Grandfathered investors. Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may purchase Class A shares of any Fund at NAV in those cases where a Columbia Fund Class Z share is not available.

     Shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at (NAV) will continue to be eligible for NAV purchases into those Nations Fund accounts opened through August 19, 2005.

     Galaxy Fund shareholders prior to December 1, 1995; and shareholders who
     (i) purchased Galaxy Fund Prime A shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.

     (For Class T shares only) Shareholders who (i) purchased Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

3. Reinstatement. Subject to the fund policy on trading of fund shares, an investor who has redeemed class A, B, C, D, G or T shares may, upon request, reinstate within 1 year a portion or all of the proceeds of such sales in shares of class A of any fund at the NAV next determined after Columbia Management Services, Inc. received a written reinstatement request and payment.

4. Retirement Plans. Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with CMD pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

5. Non-U.S. Investors. Certain pension, profit-sharing or other employee benefit plans offered to non-US investors may be eligible to purchase Class A shares with no sales charge.

6. Reorganizations. At the Fund's discretion, NAV eligibility may apply to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

7. Rights of Accumulation (ROA). The value of eligible accounts, regardless of class, maintained by you and you and your immediate family may be combined with the value of your current purchase to reach a sales discount level and to obtain the lower sales charge for your current purchase.

8. Letters of Intent (LOI). You may pay a lower sales charge when purchasing class A shares by signing a letter of intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the LOI within 13 months. If your LOI purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Class A, B, C, D, E, matured F, G and T shares) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act
     (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CMS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value at the time that the SWP is established. Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met. For redemptions in excess of 12% of the account's value at the time that the SWP is established, a CDSC will be charged on the SWP redemption. The 12% limit does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by CMD.

6. Qualified Retirement Plans. CDSCs may be waived on CMD shares sold by employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must be a participant in an alliance program th at has signed an agreement with Columbia Funds or CMD.

7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and
     (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

8. Return of Commission. CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

9. Non-U.S. Investors. CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

10. IRS Section 401 and 457. CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under
     Section 401 or 457 of the tax code.

11. Medical Payments. CDSCs may be waived on shares redeemed for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

12. Plans of Reorganization. At the Funds' discretion, CDSCs may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a fund is a party.

13. Charitable Giving Program. CDSCs may be waived on the sale of Class C or Class D shares sold by a non-profit organization qualified under Section 501(c)(3) of the tax code in connection with the Banc of America Capital Management Charitable Giving Program.

14. The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling or delay sending proceeds from your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction to CMS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CMS and many banks. Additional documentation may be required for sales by corporations, agents, fiduciaries, surviving joint owners, individual retirement account holders and other legal entities. Call CMS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, FSF's are responsible for furnishing all necessary documentation to CMS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN (SWP). The shareholder may establish a SWP. A specified dollar amount, share amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawalsof shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their share account may do so but may be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CMS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in "street name" must be made payable to the back office via the NSCC.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions by check and ACH are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, to a pre-existing bank account or furnishing a signature guaranteed request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CMS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address account and taxpayer identification numbers. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions apply to retirement plan accounts.

CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A and Z shares of certain Funds)

Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CMS will provide checks to be drawn on Mellon Trust of New England, N.A. (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks., However, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON-CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, a Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

INFORMATION APPLICABLE TO CLASS G AND CLASS T SHARES

The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the Funds are subject to a front-end sales charge. Investments in Class G shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.15% and 0.30%, respectively, of the Fund's average daily net assets attributable to its Class T shares. Class G shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.80% and 0.95%, respectively, of the Fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares. Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.

CLASS T SHARES. The public offering price for Class T shares of the Funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 to $25,000,000. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                                    REALLOWANCE TO
                                     REALLOWANCE TO DEALERS        DEALERS AS A % OF
                                    AS A % OF OFFERING PRICE        OFFERING PRICE
      AMOUNT OF TRANSACTION          PER SHARE - BOND FUNDS    PER SHARE - EQUITY FUNDS
      ---------------------         ------------------------   ------------------------
Less than $50,000                             4.25                       5.00
$50,000 but less than $100,000                3.75                       3.75
$100,000 but less than $250,000               2.75                       2.75
$250,000 but less than $500,000               2.00                       2.00
$500,000 but less than $1,000,000             1.75                       1.75
$1,000,000 and over                           0.00                       0.00

The appropriate reallowance to dealers will be paid by CMD to broker-dealer organizations which have entered into agreements with CMD. The reallowance to dealers may be changed from time to time.

Certain affiliates of the Advisor may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of Bank of America Corporation's affiliates.

INFORMATION APPLICABLE TO CERTAIN CLASS G SHARES RECEIVED BY FORMER GALAXY FUND RETAIL B SHAREHOLDERS IN CONNECTION WITH THE GALAXY/LIBERTY REORGANIZATION. The following table describes the CDSC schedul e applicable to Class G shares received by former Galaxy Fund Retail B shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 None

Class G shares received in exchange for Galaxy Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares seven years after purchase. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Asset Allocation Fund and/or International Equity Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.50
Through second year                   5.00
Through third year                    4.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Through the seventh year              None
Longer than seven years               None

If you acquired Retail B Shares in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class T shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

CLASS G SHARES PURCHASED AFTER THE GALAXY/LIBERTY REORGANIZATION. The public offering price for Class G shares of the Funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within seven years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from CMD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Columbia may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a Fund. See "Class T Shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to CMD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares. Class G shares of a Fund will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow CMD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.

Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - (i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a Fund, and subsequently acquires additional Class G shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the Fund, including those acquired through reinvestment, will convert to Class T shares of the Fund on the same date.

INFORMATION APPLICABLE TO CERTAIN CLASS B SHAREHOLDERS

Except for the following, Class B Share Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.

The following table describes the CDSC schedule applicable to Class B shares received by Galaxy Quality Plus Bond Fund shareholders in exchange for Prime B Shares in connection with the Galaxy/Liberty reorganization.

SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

     Automatic conversion to Class A shares occurs eight years after purchase.

     The Class B share discount program for purchases of $250,000 or more is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

INFORMATION APPLICABLE TO CERTAIN CLASS A SHAREHOLDERS:

     Except as set forth in the following paragraph, Class A share CDSCs are described in the Prospectuses:

     Class A shares received by former Galaxy High Quality Bond Fund shareholders in exchange for Prime A Shares in connection with the Galaxy/Liberty reorganization of that Fund are subject to a 1% CDSC upon redemption of such Class A shares if the Prime A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.

Shares of some Funds that pay daily dividends (include Funds) will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. Shares of some Funds that pay daily dividends (exclude Funds) Columbia will be earned starting with the day after that Fund receives payments for the shares. To determine whether a particular Fund is an include or exclude fund, customers can call 1-800-345-6611.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of certain other funds. The prospectus of each Fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange Consult CMS before requesting an exchange.

If you acquire Class A shares of an international fund by exchange from any other fund, you will not be permitted to exchange those shares into another fund for 30 calendar days, although you may redeem those shares at any time. An exchange order received prior to the expiration of the 30-day period will not be honored.

By calling CMS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CMS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CMS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CMS may require customary additional documentation. Prospectuses of the other Funds are available from the CMD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

Consult your FSF or CMS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund. Sales charges may apply for exchanges from money market funds.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Trust has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2005. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust's By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series. Shares of each Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

          Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

          Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

AAA bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

AA bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

BA bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Prime-1 Highest Quality
          Prime-2 Higher Quality
          Prime-3 High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these securities, and 'D' represents the lowest potential for recovery.

                                   APPENDIX II

                   COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA")
                      PROXY VOTING POLICIES AND PROCEDURES
                 ADOPTED JULY 1, 2003 AND REVISED MARCH 4, 2005

POLICY:

ALL PROXIES(1) REGARDING CLIENT SECURITIES FOR WHICH COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA") HAS ASSUMED AUTHORITY TO VOTE SHALL, UNLESS CMA DETERMINES IN ACCORDANCE WITH POLICIES STATED BELOW TO ABSTAIN FROM VOTING, BE VOTED IN A MANNER CONSIDERED BY CMA TO BE IN THE BEST INTEREST OF CMA'S CLIENTS, INCLUDING THE CMG FAMILY FUNDS(2) AND THEIR SHAREHOLDERS, WITHOUT REGARD TO ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES. THE BEST INTEREST OF CLIENTS IS DEFINED FOR THIS PURPOSE AS THE INTEREST OF ENHANCING OR PROTECTING THE ECONOMIC VALUE OF CLIENT ACCOUNTS, CONSIDERED AS A GROUP RATHER THAN INDIVIDUALLY, AS CMA DETERMINES IN ITS SOLE AND ABSOLUTE DISCRETION. IN THE EVENT A CLIENT BELIEVES THAT ITS OTHER INTERESTS REQUIRE A DIFFERENT VOTE, CMA SHALL VOTE AS THE CLIENT CLEARLY INSTRUCTS, PROVIDED CMA RECEIVES SUCH INSTRUCTIONS IN TIME TO ACT ACCORDINGLY.

CMA ENDEAVORS TO VOTE, IN ACCORDANCE WITH THIS POLICY, ALL PROXIES OF WHICH IT BECOMES AWARE, SUBJECT TO THE FOLLOWING EXCEPTIONS (UNLESS OTHERWISE AGREED) WHEN CMA EXPECTS TO ROUTINELY ABSTAIN FROM VOTING:

     1. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE THE SECURITY HAS BEEN LOANED FROM THE CLIENT'S ACCOUNT.

     2. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE CMA DEEMS THE COSTS TO THE CLIENT AND/OR THE ADMINISTRATIVE INCONVENIENCE OF VOTING THE SECURITY (E.G., SOME FOREIGN SECURITIES) OUTWEIGH THE BENEFIT OF DOING SO.

CMA SEEKS TO AVOID THE OCCURRENCE OF ACTUAL OR APPARENT MATERIAL CONFLICTS OF INTEREST IN THE PROXY VOTING PROCESS BY VOTING IN ACCORDANCE WITH PREDETERMINED VOTING GUIDELINES, AS STATED BELOW. FOR THOSE PROXY PROPOSALS THAT REQUIRE SPECIAL CONSIDERATION OR IN INSTANCES WHERE SPECIAL CIRCUMSTANCES MAY REQUIRE VARYING FROM THE PREDETERMINED GUIDELINES, THE CMG PROXY COMMITTEE WILL DETERMINE THE BEST INTEREST OF CMA'S CLIENTS AND VOTE ACCORDINGLY, WITHOUT CONSIDERATION OF ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES.

OVERVIEW:

CMA's policy is based upon its fiduciary obligation to act in its clients' best interest. Citing this obligation, the SEC has adopted rules pursuant to the Investment Advisers Act of 1940 and Investment Company Act of 1940 with respect to proxy voting.

PROCEDURE:

I. ACCOUNT POLICIES

Except as otherwise directed by the client, CMA shall vote as follows:

SEPARATELY MANAGED ACCOUNTS

CMA shall vote proxies on securities held in its separately managed accounts.

COLUMBIA TRUST COMPANY (CTC) TRUST POOLS

CMA shall vote proxies on securities held in the trust pools.

CMG FAMILY FUNDS/CMA FUND TRUST

CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

COLUMBIA PRIVATE PORTFOLIO

CMA shall vote proxies on securities held in its separately managed accounts.

ALTERNATIVE INVESTMENT GROUP

----------
(1) The term "proxy" as used herein refers to consents, elections and authorizations solicited by any party with respect to securities of any sort.

(2) A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

CMA's clients may invest in securities ("Alternative Investments") issued by alternative investment vehicles (i.e. hedge funds, private equity funds, and other alternative investment pools) that are structured as private limited partnerships ("LPs"), limited liability companies ("LLCs") or offshore corporations. Generally, CMA's Alternative Investment Group ("AIG") is the platform through which CMA provides advisory services relating to Alternative Investments.

The voting rights of Alternative Investments generally are rights of contract set forth in the limited liability company or limited partnership agreement, in the case of LLCs and LPs, or Memorandum and Articles of Association or By-laws, in the case of offshore corporations. Also, as privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, proxies are not solicited regarding Alternative Investment vehicles. Instead, consents may be solicited from members, limited partners or shareholders.

Because of the unique characteristics of Alternative Investments, CMA has a tailored process for voting Alternative Investment proxies and consents.

Process

AIG will vote all Alternative Investment proxies and consents in accordance with this Policy. The committee voting AIG proxies consists of AIG senior management, investment and operations professionals. Conflicts of interest are to be monitored and resolved as set forth in this Policy.

II. PROXY COMMITTEE

CMA shall establish a Proxy Committee whose standing members shall include the head of core equity, head of value, head of growth, head of income strategies, head of equity research and head of fixed income research. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf.

The Proxy Committee's functions shall include, in part,

          (a) direction of the vote on proposals where there has been a recommendation to the Committee, pursuant to Section IV.B, not to vote according to the predetermined Voting Guidelines stated in Section IV.A or on proposals which require special, individual consideration in accordance with Section IV.C;

          (b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

          (c) review at least annually of existing Voting Guidelines and need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

          (d) development and modification of Voting Procedures, as stated in
          Section V, as it deems appropriate or necessary.

The Proxy Committee shall establish a charter, which shall set forth the Committee's purpose, membership and operation. The Committee's charter shall be consistent, in all material respects, with this policy and procedure.

III. CONFLICTS OF INTEREST

With Other Bank of America Businesses

Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

Within CMA

Conflicts of interest may also arise from the business activities of CMA. For example, CMA might manage (or be seeking to manage) the assets of a benefit plan for an issuer. CMA may also be presented with an actual or apparent conflict of interest where proxies of securities issued by BAC or a CMG Family Fund, for which CMA serves as investment adviser, are to be voted for a client's account.

Management of Conflicts

CMA's policy is to always vote proxies in the best interest of its clients, as a whole, without regard to its own self-interest or that of its affiliates. BAC as well as CMA has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

          1. BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or (as in the case of BACAP associates) non-trust fiduciary responsibilities, including investment decision-making and proxy voting.

          2. In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.

          3. Within CMA, CMA's Code of Ethics affirmatively requires that associates of CMA act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's Clients.

          4. By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

               - To disclose to the chairperson of the Proxy Committee and the chairperson to the head of CMG Compliance any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA shall vote proxies. In the event the chairperson of the Proxy Committee has a conflict of interest regarding a given matter, he or she shall abstain from participating in the Committee's determination of whether and/or how to vote in the matter; and

               - To refrain from taking into consideration, in the decision as to whether or how CMA shall vote proxies:

                    - The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

                    - Any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of CMA or BAC.

Where a material conflict of interest is determined to have arisen in the proxy voting process that may not be adequately mitigated by voting in accordance with the predetermined Voting Guidelines, CMA's policy is to invoke one or more of the following conflict management procedures:

1. Convene the Proxy Committee for the purpose of voting the affected proxies in a manner that is free of the conflict.

2. Causing the proxies to be voted in accordance with the recommendations of a qualified, independent third party, which may include CMA's proxy voting agent.

3. In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

IV. VOTING GUIDELINES

A. THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING PROXIES:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

     - Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

          However, CMA generally will WITHHOLD votes from pertinent director nominees if:

               (i) the board as proposed to be constituted would have more than one-third of its members from management;

               (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);

               (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);

               (iv) a director serves on more than six public company boards;

               (v) the CEO serves on more than two public company boards other than the company's board.

          On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

     - Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.

     - Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

     - Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

          -    Established governance standards and guidelines.

          - Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.

          - Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

          - A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

          - Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

          - The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

     - Proposals that grant or restore shareholder ability to remove directors with or without cause.

     - Proposals to permit shareholders to elect directors to fill board vacancies.

     - Proposals that encourage directors to own a minimum amount of company stock.

     -    Proposals to provide or to restore shareholder appraisal rights.

     -    Proposals to adopt cumulative voting.

     -    Proposals for the company to adopt confidential voting.

CMA generally will vote AGAINST:

     - Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

     - Proposals that give management the ability to alter the size of the board without shareholder approval.

     - Proposals that provide directors may be removed only by supermajority vote.

     -    Proposals to eliminate cumulative voting.

     - Proposals which allow more than one vote per share in the election of directors.

     - Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

     - Proposals that mandate a minimum amount of company stock that directors must own.

     -    Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

     - Director and officer indemnification and liability protection. CMA is opposed to entirely eliminating directors' and officers' liability for monetary damages for violating the duty of care. CMA is also opposed to expanding coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. CMA supports proposals which provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he/she reasonably believed was in the best interests of the company, AND (ii) if the director's legal expenses would be covered.

     - Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

     - Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 10% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

     - Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

     -    Proposals asking a company to expense stock options.

     -    Proposals to put option repricings to a shareholder vote.

     - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

CMA generally will vote AGAINST:

     - Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.

     - Proposals to authorize the replacement or repricing of out-of-the money options.

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

     - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

          For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

     - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

     - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

     - Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

     - CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

     - CMA generally votes FOR shareholder proposals to eliminate a poison pill.

     - CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

     - CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.

Supermajority vote

     - CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

     - CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

     - Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

     - Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

          -    Credible reason exists to question:

               - The auditor's independence, as determined by applicable regulatory requirements.

               - The accuracy or reliability of the auditor's opinion as to the company's financial position.

          - Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.

     - Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

     - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

     - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

     - Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

     - Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.

CMA will vote AGAINST:

     - Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

     - Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

     - Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

     - FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

     - FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

     - Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

     - Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

     - Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

     - Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.

     - Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.

     - Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

8.  Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

     -    Board structure

     -    Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     - Ignore a shareholder proposal that is approved by a majority of shares outstanding;

     - Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

     -    Are interested directors and sit on the audit or nominating committee;
          or

     - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

     -    Past performance relative to its peers

     -    Market in which fund invests

     - Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

     - Past shareholder activism, board activity and votes on related proposals

     -    Strategy of the incumbents versus the dissidents

     -    Independence of incumbent directors; director nominees

     -    Experience and skills of director nominees

     -    Governance profile of the company

     -    Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Past performance as a closed-end fund

     -    Market in which the fund invests

     -    Measures taken by the board to address the discount

     - Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

     -    Proposed and current fee schedules

     -    Fund category/investment objective

     -    Performance benchmarks

     -    Share price performance as compared with peers

     -    Resulting fees relative to peers

     -    Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

     -    Stated specific financing purpose

     -    Possible dilution for common shares

     -    Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

     -    Potential competitiveness

     -    Regulatory developments

     -    Current and potential returns

     -    Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a nonfundamental restriction, considering the following factors:

     -    Fund's target investments

     -    Reasons given by the fund for the change

     -    Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:

     -    Political/economic changes in the target market

     -    Consolidation in the target market

     -    Current asset composition

Change in Fund's Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:

     -    Potential competitiveness

     -    Current and potential returns

     -    Risk of concentration

     -    Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

     -    Strategies employed to salvage the company

     -    Past performance of the fund

     -    Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

     -    The degree of change implied by the proposal

     -    The efficiencies that could result

     -    The state of incorporation; net effect on shareholder rights

     -    Regulatory standards and implications

CMA will vote FOR:

     - Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

     - Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

     -    Proposals enabling the Board to:

          -    Change, without shareholder approval the domicile of the fund

          - Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

     -    Regulations of both states

     -    Required fundamental policies of both states

     -    The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Fees charged to comparably sized funds with similar objectives

     -    The proposed distributor's reputation and past performance

     -    The competitiveness of the fund in the industry

     -    Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Resulting fee structure

     -    Performance of both funds

     -    Continuity of management personnel

     -    Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

     -    Performance of the fund's NAV

     -    The fund's history of shareholder relations

     -    The performance of other funds under the adviser's management

9. Alternative Investment Group ("AIG") Matters

The AIG Proxy Sub-Committee generally will vote in accordance with the guidelines set forth in this policy. With respect to matters that are not addressed by the guidelines, the AIG Proxy Sub-Committee will vote each such matter on a CASE-BY-CASE basis.

B. ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.

A Portfolio Manager, sub-adviser or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines stated in Section IV.A. In this situation, he or she shall request that the Proxy Committee consider voting the proxy other than according such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption.

C. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The following proposals require special, individual consideration. The Proxy Committee will determine how proxies related to all such proposals will be voted.

               1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

               2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

               3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

               4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

               5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified in Section IV.A.

               6. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

               7. PREEMPTIVE RIGHTS. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines set forth in Section IV above. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to effect the purposes of this Policy.

     - CMA shall use an independent, third-party vendor (currently Institutional Shareholder Services ("ISS")), to implement its proxy voting process as CMAs proxy voting agent. This retention is subject to CMA continuously assessing the vendor's independence from CMA and its affiliates, and the vendor's ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with CMA's proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor's other clients and the owners, officers or employees of any such firm, on the one hand, and CMA's clients, on the other hand. As means of performing this assessment, CMA will require various reports and notices from the vendor, as well as periodic audits of the vendor's voting record and other due diligence.

     - ISS shall provide proxy analysis and record keeping services in addition to voting proxies on behalf of CMA in accordance with this Policy.

     - On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in all accounts over which CMA has voting authority. Information regarding equity holdings for international portfolio shall be sent weekly.

     - ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be promptly noted and resolved by ISS, with notice to CMA.

     - Whenever a vote is solicited, ISS shall execute the vote according to CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section IV.A.

     - If ISS is not sure how to vote a particular proxy, then ISS will issue a request for voting instructions to CMA over a secure website. CMA personnel shall check this website regularly. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's understanding of the Voting Guidelines previously delivered to ISS. CMA shall promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

     - Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

     - ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

VI. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in CMA's Form ADV. Upon receipt of a Client's request for more information, CMA will provide to the Client a copy of this Policy and/or how CMA voted proxies for the Client pursuant to this Policy for up to a one-year period.

                            COLUMBIA TECHNOLOGY FUND
                                  (THE "FUND")

    SUPPLEMENT TO THE PROSPECTUSES DATED JANUARY 1, 2005 (THE "PROSPECTUSES")

      The Prospectuses are hereby supplemented with the following information:

      1. The date on the front cover of each of the Prospectuses is revised to read "________________, 2005."

      2. The "Calendar Year Total Returns" and "Average Annual Total Returns" tables in the section entitled "Performance History" are updated and restated in their entirety as follows:

CALENDAR YEAR TOTAL RETURNS

CLASS A (1)

  2001       2002       2003      2004
-28.97%    -38.71%    84.17%     [   ]%

The Fund's year-to-date total return through September        For period shown in bar chart:
30, 2004 (Class A) was +0.57%.                                Best quarter: Fourth Quarter  ______,______%
                                                              Worst quarter: Third Quarter ______, _______%

(1) Class A is a newer class of shares. Its performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and Class Z shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A shares were initially offered on November 1, 2002, and Class Z shares were initially offered on November 9, 2000.

CLASS Z

  2001       2002       2003     2004
-28.97%    -38.17%    85.22%     [   ]%

The Fund's year-to-date total return through September        For period shown in bar chart:
30, 2004 (Class Z) was +0.71%                                 Best quarter: Fourth Quarter  ______,______%
                                                              Worst quarter: Third Quarter ______, _______%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                                                                         LIFE OF
                                                                                           THE
                                                                             1 YEAR      FUND (3)
                                                                             ------      --------
Class A (%) (2)
     Return Before Taxes                                                     [____]       [____]
     Return After Taxes on Distributions                                     [____]       [____]
     Return After Taxes on Distributions and Sale of Fund Shares             [____]       [____]

Class B (%)(2)
     Return Before Taxes                                                     [____]       [____]
     Return After Taxes on Distributions                                     [____]       [____]
     Return After Taxes on Distributions and Sale of Fund Shares             [____]       [____]

Class C (%)(2)
     Return Before Taxes                                                     [____]       [____]
     Return After Taxes on Distributions                                     [____]       [____]
     Return After Taxes on Distributions and Sale of Fund Shares             [____]       [____]

Class D (%)(2)
     Return Before Taxes                                                     [____]       [____]
     Return After Taxes on Distributions                                     [____]       [____]
     Return After Taxes on Distributions and Sale of Fund Shares             [____]       [____]

Class Z (%)
     Return Before Taxes                                                     [____]       [____]
     Return After Taxes on Distributions                                     [____]       [____]
     Return After Taxes on Distributions and Sale of Fund Shares             [____]       [____]

Merrill Lynch 100 Technology Index (%)                                       [____]       [____]

[(2) Class A, Class B, Class C and Class D are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to their inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class C shares were initially offered on October 13, 2003, Class A, B and D shares were initially offered on November 1, 2002, and Class Z shares were initially offered on November 9, 2000.]

[(3)  Performance information is from November 9, 2000.]

      3. The following sentence is added to the section entitled "Performance History":

      Year-to-date performance through ____________, 2005 for the following share classes of the Fund were as follows:

                     Class A --       ___%
                     Class Z --       ___%

      4. The "Annual Fund Operating Expenses" and "Example Expenses" tables in the section entitled "Your Expenses" are updated and restated in their entirety as follows:

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                       CLASS A      CLASS B    CLASS C    CLASS D    CLASS Z
                                                       -------      -------    -------    -------    -------
Management fee (%) (4)                                  [0.87]      [0.87]     [0.87]     [0.87]     [0.87]
Distribution and service (12b-1) fees (%)               [0.25 (6)]  [1.00]     [1.00]     [1.00]     [0.00]
Other expenses (%) (5)                                  [1.14]      [1.14]     [1.14]     [1.14]     [1.14]
Total annual fund operating expenses (%) (5)(7)         [2.26]      [3.01]     [3.01]     [3.01]     [2.01]

[(4) Management fees have been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

(5) The Fund may pay distribution and service (12b-1) fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.25% for shareholder liaison services and up to 0.10% for distribution services), but will limit such fees to an aggregate fee of not more than 0.25%.

(6) Restated to reflect changes in contractual rates for transfer agency and bookkeeping services effective November 1, 2003.

(7) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) will not exceed 1.65%]

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

                                                                    1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                                                    -------     --------     --------     ---------
Class A                                                              [$791]     [$1,241]     [$1,715]      [$3,021]

Class B:           did not sell your shares                          [$304]     [$  930]     [$1,582]      [$3,152]
                   sold all your shares at end of period             [$804]     [$1,230]     [$1,782]      [$3,152]

Class C:           did not sell your shares                          [$304]     [$  930]     [$1,582]      [$3,327]
                   sold all your shares at end of period             [$404]     [$  930]     [$1,582]      [$3,327]

Class D            did not sell your shares                          [$304]     [$  930]     [$1,582]      [$3,327]
                   sold all your shares at end of period             [$404]     [$  930]     [$1,582]      [$3,327]

Class Z                                                              [$204]     [$  630]     [$1,083]      [$2,338]

      5. The section entitled "Financial Highlights" is updated and restated in its entirety as follows:

Selected data for a share outstanding throughout each period is as follows:

                                                   (UNAUDITED)
                                                   SIX MONTHS
                                                     ENDED            YEAR ENDED    PERIOD ENDED       PERIOD ENDED
                                                  FEBRUARY 28,        AUGUST 31,     AUGUST 31,        DECEMBER 31,
               CLASS A SHARES                         2005               2004         2003 (a)           2002 (b)
---------------------------------------------     ------------       -----------    ------------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD              $       6.50       $      5.91    $       3.79       $       3.82
                                                  ------------       -----------    ------------       ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (c)                       (0.07)            (0.11)          (0.04)             (0.01)
  Net realized and unrealized gain (loss) on
   investments, futures contracts and
   written options                                        1.40              0.70            2.16              (0.02)
                                                  ------------       -----------    ------------       ------------
  Total from Investment Operations                        1.33              0.59            2.12              (0.03)
                                                  ------------       -----------    ------------       ------------
NET ASSET VALUE, END OF PERIOD                    $       7.83       $      6.50    $       5.91       $       3.79
  Total return (d)(e)                                    20.46%(f)          9.98%          55.94%(f)          (0.79)%(f)
                                                  ------------       -----------    ------------       ------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)        $      7,287       $     2,818    $        376       $          1
  Ratio of expenses to average net assets (g)             1.90%(h)          1.90%           1.90%(h)           1.76%(h)
  Ratio of net investment income (loss) to
   average net assets (g)                                (1.74)%(h)        (1.51)%         (1.35)%(h)         (1.35)%(h)
  Reimbursement                                           0.21%(h)          0.53%           3.06%(h)           1.24%(h)
  Portfolio turnover rate                                  181%(f)           488%            523%(f)            512%

(a)   The Fund changed its fiscal year end from December 31 to August 31.

(b) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(e) Had the Investment Advisor not reimbursed a portion of expenses, total return would have been reduced.

(f)   Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)   Annualized.

                                                  (UNAUDITED)
                                                   SIX MONTHS
                                                     ENDED           YEAR ENDED     PERIOD ENDED       PERIOD ENDED
                                                  FEBRUARY 28,       AUGUST 31,      AUGUST 31,        DECEMBER 31,
               CLASS B SHARES                        2005              2004           2003 (a)           2002 (b)
---------------------------------------------     ------------       -----------    ------------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD              $       6.40       $      5.86    $       3.78       $       3.82
                                                  ------------       -----------    ------------       ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss (c)                                (0.09)            (0.16)          (0.07)             (0.01)
  Net realized and unrealized gain (loss) on
   investments, futures contracts and
   written options                                        1.36              0.70            2.15              (0.03)
                                                  ------------       -----------    ------------       ------------
  Total from Investment Operations                        1.27              0.54            2.08              (0.04)
                                                  ------------       -----------    ------------       ------------
NET ASSET VALUE, END OF PERIOD                    $       7.67       $      6.40    $       5.86       $       3.78
  Total return (d)(e)                                    19.84%(f)          9.22%          55.03%(f)          (1.05)%(f)
                                                  ------------       -----------    ------------       ------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)        $      2,831       $     2,200    $      1,246       $          7
  Ratio of expenses to average net assets (g)             2.65%(h)          2.65%           2.65%(h)           2.51%(h)
  Ratio of net investment loss to average
   net assets (g)                                        (2.49)%(h)        (2.30)%         (2.11)%(h)         (2.10)%(h)
  Reimbursement                                           0.21%(h)          0.48%           2.40%(h)           1.24%(h)
  Portfolio turnover rate                                  181%(f)           488%            523%(f)            512%

(a)   The Fund changed its fiscal year end from December 31 to August 31.

(b) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming no contingent deferred sales charge.

(e) Had the Investment Advisor not reimbursed a portion of expenses, total return would have been reduced.

(f)   Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)   Annualized.

                                                             CLASS C SHARES
                                                                                     (UNAUDITED)
                                                                                    SIX MONTHS
                                                                                       ENDED            YEAR ENDED
                                                                                    FEBRUARY 28,        AUGUST 31,
                                                                                        2005               2004
                                                                                    ------------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                $       6.41       $       6.48
                                                                                    ------------       ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss (b)                                                                  (0.09)             (0.14)
  Net realized and unrealized gain on investments, futures contracts and
   written options                                                                          1.37               0.07
                                                                                    ------------       ------------
  Total from Investment Operations                                                          1.28              (0.07)
                                                                                    ------------       ------------
NET ASSET VALUE, END OF PERIOD                                                      $       7.69       $       6.41
  Total return (c)(d)(e)                                                                   19.97%             (1.08)%
                                                                                    ------------       ------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)                                          $      1,390       $        488
  Ratio of expenses to average net assets (f)(g)                                            2.65%              2.65%
  Ratio of net investment loss to average net assets (f)(g)                                (2.49)%            (2.18)%
  Reimbursement (g)                                                                         0.21%              0.68%
  Portfolio turnover rate                                                                    181%(e)            488%

(a) Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming no contingent deferred sales charge.

(d) Had the Investment Advisor not reimbursed a portion of expenses, total return would have been reduced.

(e)   Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

                                                  (UNAUDITED)
                                                  SIX MONTHS
                                                     ENDED           YEAR ENDED     PERIOD ENDED       PERIOD ENDED
                                                  FEBRUARY 28,        AUGUST 31,     AUGUST 31,        DECEMBER 31,
               CLASS D SHARES                        2005                2004         2003 (a)           2002 (b)
---------------------------------------------     ------------       -----------    ------------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD              $       6.43       $      5.88    $       3.78       $       3.82
                                                  ------------       -----------    ------------       ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss (c)                                (0.09)            (0.16)          (0.07)             (0.01)
  Net realized and unrealized gain (loss) on
   investments, futures contracts and
   written options                                        1.38              0.71            2.17              (0.03)
                                                  ------------       -----------    ------------       ------------
  Total from Investment Operations                        1.29              0.55            2.10              (0.04)
                                                  ------------       -----------    ------------       ------------
NET ASSET VALUE, END OF PERIOD                    $       7.72       $      6.43    $       5.88       $       3.78
  Total return (d)(e)                                    20.06%(f)          9.35%          55.56%(f)          (1.05)%(f)
                                                  ------------       -----------    ------------       ------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)        $         21       $        21    $         15       $          1
  Ratio of expenses to average net assets (g)             2.65%(h)          2.65%           2.65%(h)           2.51%(h)
  Ratio of net investment loss to average
   net assets                                            (2.49)%(h)        (2.31)%         (2.13)%(h)         (2.10)%(h)
  Reimbursement                                           0.21%(h)          0.77%           4.00%(h)           1.24%(h)
  Portfolio turnover rate                                  181%(f)           488%            523%(f)            512%

(a)   The Fund changed its fiscal year end from December 31 to August 31.

(b) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming no contingent deferred sales charge.

(e) Had the Investment Advisor not reimbursed a portion of expenses, total return would have been reduced.

(f)   Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)   Annualized.

                                                                               YEAR ENDED AUGUST 31,
                                      (UNAUDITED)
                                       SIX MONTHS
                                         ENDED          YEAR ENDED       PERIOD ENDED      YEAR ENDED DECEMBER 31,    PERIOD ENDED
                                       FEBRUARY 28,     AUGUST 31,         AUGUST 31,      -----------------------     DECEMBER 31,
        CLASS Z SHARES                    2005            2004              2003 (a)       2002 (b)         2001         2000 (c)
-----------------------------------    ------------     ----------       ------------      --------       --------    -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                  $    6.55        $     5.93       $       3.79      $   6.13       $   8.63    $   10.00
                                       ---------        ----------       ------------      --------       --------    ---------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)             (0.06)(d)         (0.09)(d)          (0.04)(d)     (0.06)(d)      (0.08)        0.01
  Net realized and unrealized gain
   (loss) on investments, futures
   contracts and written options                              0.71               2.18         (2.28)         (2.42)       (1.37)
                                       ---------        ----------       ------------      --------       --------    ---------
  Total from Investment Operations          1.34              0.62               2.14         (2.34)         (2.50)       (1.36)
                                       ---------        ----------       ------------      --------       --------    ---------
LESS DISTRIBUTIONS
  From net investment income                  --                --                 --            --             --        (0.01)
                                       ---------        ----------       ------------      --------       --------    ---------
NET ASSET VALUE, END OF PERIOD         $    7.89        $     6.55       $       5.93      $   3.79       $   6.13    $    8.63
  Total return (e)(f)                      20.46%(g)         10.46%             56.46%(g)    (38.17)%       (28.97)%     (13.78)%(g)
                                       ---------        ----------       ------------      --------       --------    ---------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in
   thousands)                          $  32,053        $   30,268       $     19,663      $  8,055       $ 10,385    $   4,327
  Ratio of expenses to average net
   assets (h)                               1.65%(i)          1.65%              1.65%(i)      1.65%          1.69%        1.48%(i)
  Ratio of net investment income
   (loss) to average net assets (h)        (1.49)%(i)        (1.30)%            (1.19)%(i)    (1.24)%        (1.26)        0.99%(i)
  Reimbursement                             0.21%(i)          0.53%              2.73%(i)      1.33%          1.13%        7.49%(i)
  Portfolio turnover rate                    181%(g)           488%               523%(g)       512%           413%          63%(g)

(a)   The Fund changed its fiscal year end from December 31 to August 31.

(b)   On November 1, 2002, the existing Fund shares were renamed Class Z shares.

(c) The Fund commenced investment operations on October 27, 2000. Per share data, total return and portfolio turnover rate reflect activity from that date.

(d) Per share data was calculated using average shares outstanding during the period.

(e)   Total return at net asset value assuming all distributions reinvested.

(f) Had the Investment Advisor not reimbursed a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

      6. The information under the heading, "For More Information - Investment Company Act file number" is revised as follows:

      Columbia Funds Series Trust I: 811-4367

      Columbia Technology Fund

      7. The section entitled "MANAGING THE FUND - PORTFOLIO MANAGERS" is replaced in entirety with the following:

PORTFOLIO MANAGERS

The Fund is team managed by the team of individuals listed below. Individual securities for the Fund are selected by the team based on each team member's sector research and analytic responsibilities.

MR. WAYNE M. COLLETTE, CFA, a Vice President for Columbia Management is the Fund's co-portfolio manager. Mr. Collette joined Columbia Management in 2001. Previously, he was an assistant vice president and equity research associate at Schroder Capital Management from 1997-1999. He then moved to Neuberger Berman where he was an associate portfolio manager from 1999-2001. Mr. Collette received a Master of Business Administration degree fro the Columbia Business School at Columbia University in 1997.

MR. THEODORE R. WENDELL, CFA, a Vice President for Columbia Management is the Fund's co-portfolio manager. Mr. Wendell joined Columbia Management in 2000. Previously, he served as an equity research associate for three years at State Street Research. Mr. Wendell received a Master of Business Administration degree from the Columbia Business School at Columbia University in 2000.

      8. Effective immediately, the information above the charts under the headings "Annual Fund Operating Expenses" and "Example Expenses" is being replaced in its entirety with the following:

UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

-   $10,000 initial investment

-   5% total return for each year

-   Fund operating expenses remain the same

-   Reinvestment of all dividends and distributions

-   Class B shares convert to Class A shares after eight years

      9. As discussed in greater detail in earlier supplements, on March 15, 2004, Columbia Management Advisors, Inc. ("Columbia Management"), the Fund's adviser, and Columbia Funds Distributor, Inc. ("CFD") the distributor of the Fund's shares (collectively, "Columbia"), entered into agreements in principle with the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") to resolve the proceedings brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds.

On February 9, 2005, Columbia entered into an Assurance of Discontinuance with the NYAG (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order" and together, the "Settlements"). The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle.

Under the terms of the SEC Order, Columbia has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review Columbia's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the settlement amounts will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with Columbia and the Fund's independent trustees and not unacceptable to the staff of the SEC. More specific information on the distribution plan will be communicated at a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia Funds, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

A copy of the SEC Order will be available on the SEC's website at http://www.sec.gov. A copy of the NYAG Settlement will be available as part of the Bank of America Corporation Form 8-K filing on or about February 10, 2005.

      10. Columbia Funds Distributor, Inc. (the Fund's distributor) and Columbia Funds Services, Inc. (the Fund's transfer agent) have changed their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.

      11. The Prospectuses are hereby supplemented with the following information relating to hypothetical investment and expense information:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

      The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Fund assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any fee waiver or expense reimbursement. Your actual costs may be higher or lower.

CLASS A

                                 ANNUAL EXPENSE RATIO
                                          2.26%

        CUMULATIVE RETURN        HYPOTHETICAL YEAR-END                                   HYPOTHETICAL YEAR        ANNUAL
         BEFORE FEES AND             BALANCE BEFORE           CUMULATIVE RETURN          END BALANCE AFTER       FEES AND
YEAR        EXPENSES                FEES AND EXPENSES      AFTER FEES AND EXPENSES       FEES AND EXPENSES       EXPENSES
 1            5.00%                    $ 9,896.25                   2.74%                    $ 9,683.25          $  790.92
 2           10.25%                    $10,391.06                   5.56%                    $ 9,948.57          $  221.84
 3           15.76%                    $10,910.62                   8.45%                    $10,221.16          $  227.92
 4           21.55%                    $11,456.15                  11.42%                    $10,501.22          $  234.16
 5           27.63%                    $12,028.95                  14.47%                    $10,788.95          $  240.58
 6           34.01%                    $12,630.40                  17.61%                    $11,084.57          $  247.17
 7           40.71%                    $13,261.92                  20.83%                    $11,388.28          $  253.94
 8           47.75%                    $13,925.02                  24.14%                    $11,700.32          $  260.90
 9           55.13%                    $14,621.27                  27.54%                    $12,020.91          $  268.05
 10          62.89%                    $15,352.33                  31.04%                    $12,350.28          $  275.39

TOTAL GAIN BEFORE FEES AND EXPENSES    $ 5,927.33
TOTAL GAIN AFTER FEES AND EXPENSES                                                           $ 2,925.28
TOTAL ANNUAL FEES AND EXPENSES                                                                                   $3,020.87

CLASS B

                                    ANNUAL EXPENSE RATIO
                                            3.01%

        CUMULATIVE RETURN          HYPOTHETICAL YEAR-END                                   HYPOTHETICAL YEAR        ANNUAL
         BEFORE FEES AND              BALANCE BEFORE            CUMULATIVE RETURN          END BALANCE AFTER       FEES AND
YEAR        EXPENSES                 FEES AND EXPENSES       AFTER FEES AND EXPENSES       FEES AND EXPENSES       EXPENSES
 1            5.00%                      $10,500.00                   1.99%                    $10,199.00          $  303.99
 2           10.25%                      $11,025.00                   4.02%                    $10,401.96          $  310.04
 3           15.76%                      $11,576.25                   6.09%                    $10,608.96          $  316.21
 4           21.55%                      $12,155.06                   8.20%                    $10,820.08          $  322.51
 5           27.63%                      $12,762.82                  10.35%                    $11,035.40          $  328.92
 6           34.01%                      $13,400.96                  12.55%                    $11,255.00          $  335.47
 7           40.71%                      $14,071.00                  14.79%                    $11,478.98          $  342.15
 8           47.75%                      $14,774.55                  17.07%                    $11,707.41          $  348.96
 9           55.13%                      $15,513.28                  20.28%                    $12,028.19          $  268.21
 10          62.89%                      $16,288.95                  23.58%                    $12,357.76          $  275.56

TOTAL GAIN BEFORE FEES AND EXPENSES      $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                             $ 2,357.76
TOTAL ANNUAL FEES AND EXPENSES                                                                                     $3,152.02

CLASS C

                                 ANNUAL EXPENSE RATIO
                                          3.01%

        CUMULATIVE RETURN        HYPOTHETICAL YEAR-END                                   HYPOTHETICAL YEAR        ANNUAL
         BEFORE FEES AND             BALANCE BEFORE           CUMULATIVE RETURN          END BALANCE AFTER       FEES AND
YEAR        EXPENSES                FEES AND EXPENSES      AFTER FEES AND EXPENSES       FEES AND EXPENSES       EXPENSES

 1            5.00%                    $10,500.00                   1.99%                    $10,199.00          $  303.99
 2           10.25%                    $11,025.00                   4.02%                    $10,401.96          $  310.04
 3           15.76%                    $11,576.25                   6.09%                    $10,608.96          $  316.21
 4           21.55%                    $12,155.06                   8.20%                    $10,820.08          $  322.51
 5           27.63%                    $12,762.82                  10.35%                    $11,035.40          $  328.92
 6           34.01%                    $13,400.96                  12.55%                    $11,255.00          $  335.47
 7           40.71%                    $14,071.00                  14.79%                    $11,478.98          $  342.15
 8           47.75%                    $14,774.55                  17.07%                    $11,707.41          $  348.96
 9           55.13%                    $15,513.28                  19.40%                    $11,940.38          $  355.90
 10          62.89%                    $16,288.95                  21.78%                    $12,178.00          $  362.98

TOTAL GAIN BEFORE FEES AND EXPENSES    $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                           $ 2,178.00
TOTAL ANNUAL FEES AND EXPENSES                                                                                   $3,327.13

CLASS D

                                 ANNUAL EXPENSE RATIO
                                          3.01%

        CUMULATIVE RETURN        HYPOTHETICAL YEAR-END                                   HYPOTHETICAL YEAR        ANNUAL
         BEFORE FEES AND             BALANCE BEFORE           CUMULATIVE RETURN          END BALANCE AFTER       FEES AND
YEAR        EXPENSES                FEES AND EXPENSES      AFTER FEES AND EXPENSES       FEES AND EXPENSES       EXPENSES
 1            5.00%                    $10,500.00                   1.99%                   $10,199.00           $  303.99
 2           10.25%                    $11,025.00                   4.02%                   $10,401.96           $  310.04
 3           15.76%                    $11,576.25                   6.09%                   $10,608.96           $  316.21
 4           21.55%                    $12,155.06                   8.20%                   $10,820.08           $  322.51
 5           27.63%                    $12,762.82                  10.35%                   $11,035.40           $  328.92
 6           34.01%                    $13,400.96                  12.55%                   $11,255.00           $  335.47
 7           40.71%                    $14,071.00                  14.79%                   $11,478.98           $  342.15
 8           47.75%                    $14,774.55                  17.07%                   $11,707.41           $  348.96
 9           55.13%                    $15,513.28                  19.40%                   $11,940.38           $  355.90
 10          62.89%                    $16,288.95                  21.78%                   $12,178.00           $  362.98

TOTAL GAIN BEFORE FEES AND EXPENSES    $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                          $ 2,178.00
TOTAL ANNUAL FEES AND EXPENSES                                                                                   $3,327.13

CLASS Z

                                 ANNUAL EXPENSE RATIO
                                          2.01%

        CUMULATIVE RETURN        HYPOTHETICAL YEAR-END                                   HYPOTHETICAL YEAR        ANNUAL
         BEFORE FEES AND             BALANCE BEFORE           CUMULATIVE RETURN          END BALANCE AFTER       FEES AND
YEAR        EXPENSES                FEES AND EXPENSES      AFTER FEES AND EXPENSES       FEES AND EXPENSES       EXPENSES
 1            5.00%                    $10,500.00                   2.99%                    $10,299.00          $  204.00
 2           10.25%                    $11,025.00                   6.07%                    $10,606.94          $  210.10
 3           15.76%                    $11,576.25                   9.24%                    $10,924.09          $  216.39
 4           21.55%                    $12,155.06                  12.51%                    $11,250.72          $  222.86
 5           27.63%                    $12,762.82                  15.87%                    $11,587.11          $  229.52
 6           34.01%                    $13,400.96                  19.34%                    $11,933.57          $  236.38
 7           40.71%                    $14,071.00                  22.90%                    $12,290.38          $  243.45
 8           47.75%                    $14,774.55                  26.58%                    $12,657.87          $  250.73
 9           55.13%                    $15,513.28                  30.36%                    $13,036.34          $  258.23
 10          62.89%                    $16,288.95                  34.26%                    $13,426.12          $  265.95

TOTAL GAIN BEFORE FEES AND EXPENSES    $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                           $ 3,426.12
TOTAL ANNUAL FEES AND EXPENSES                                                                                   $2,337.61

      Sections 12 to 20 of this supplement apply only to Classes A, B, C and D of the Fund.

      12. The footnotes to the table entitled "Shareholder Fees" are revised to provide that the contingent deferred sales charge ("CDSC") applicable to Class A shares applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.

      13. The section entitled "Investment Minimums" is revised in its entirety as follows:

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Please see the Statement of Additional Information for more details on investment minimums.

      14. The call-out box entitled "Choosing a Share Class" is revised in its entirety as follows:

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B AND C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

      15. The table entitled "Class A Sales Charges" is replaced in its entirety as follows:

      For Fixed Income Funds (other than Columbia Money Market Fund and Columbia Municipal Money Market Fund):

CLASS A SALES CHARGES

                                             AS A % OF THE                        % OF OFFERING PRICE
                                            PUBLIC OFFERING    AS A % OF YOUR    RETAINED BY FINANCIAL
AMOUNT PURCHASED                                 PRICE           INVESTMENT             ADVISOR
Less than $50,000                                4.75               4.99                  4.25
$50,000 to less than $100,000                    4.50               4.71                  4.00
$100,000 to less than $250,000                   3.50               3.63                  3.00
$250,000 to less than $500,000                   2.50               2.56                  2.25
$500,000 to less than $1,000,000                 2.00               2.04                  1.75
$1,000,000 or more                               0.00               0.00                  0.00

      For Short-Intermediate Fixed Income Funds:

CLASS A SALES CHARGES

                                             AS A % OF THE                       % OF OFFERING PRICE
                                            PUBLIC OFFERING    AS A % OF YOUR    RETAINED BY FINANCIAL
AMOUNT PURCHASED                                 PRICE           INVESTMENT             ADVISOR
Less than $100,000                               3.25               3.36                  3.00
$100,000 to less than $250,000                   2.50               2.56                  2.25
$250,000 to less than $500,000                   2.00               2.04                  1.75
$500,000 to less than $1,000,000                 1.50               1.52                  1.25
$1,000,000 or more                               0.00               0.00                  0.00

      For Short-Term Fixed Income Funds:

CLASS A SALES CHARGES

                                             AS A % OF THE                      % OF OFFERING PRICE
                                            PUBLIC OFFERING   AS A % OF YOUR    RETAINED BY FINANCIAL
AMOUNT PURCHASED                                 PRICE           INVESTMENT             ADVISOR
Less than $100,000                               1.00               1.01                  0.75
$100,000 to less than $250,000                   0.75               0.76                  0.50
$250,000 to less than $1,000,000                 0.50               0.50                  0.40
$1,000,000 or more                               0.00               0.00                  0.00

      16. The paragraph immediately following the table entitled "Class A Sales Charges" is revised in its entirety as follows:

Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

      17. For all Funds (other than Columbia Large Company Index Fund, Columbia Small Company Index Fund and Columbia U.S. Treasury Index Fund), the table entitled "Purchases Over $1 Million" for Class A shares is replaced in its entirety as follows:

PURCHASES OVER $1 MILLION

           AMOUNT PURCHASED                                                  COMMISSION %
Less than $3 million                                                            1.00
$3 million to less than $50 million                                             0.50
$50 million or more                                                             0.25

For certain group retirement plans, financial advisors will receive a 1% commission from the distributor on all purchases less than $3 million.

      18. The section entitled "Reduced Sales Charges for Larger Investments" is revised in its entirety as follows:

      A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

      B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

      -   Individual accounts

      -   Joint accounts

      -   Certain IRA accounts

      -   Certain trusts

      -   UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

      C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

      D. How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, though fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

      19. All disclosure related to Class B Sales Charges under the section entitled "Sales Charges" is revised in its entirety as follows:

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

      For all Funds (other than the Short-Intermediate Fixed Income Funds):

Purchases of less than $50,000

CLASS B SHARES CHARGES

                                                                         % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                            SHARES ARE SOLD
Through first year                                                            5.00
Through second year                                                           4.00
Through third year                                                            3.00
Through fourth year                                                           3.00
Through fifth year                                                            2.00
Through sixth year                                                            1.00
Longer than six years                                                         0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

      For Short-Intermediate Fixed Income Funds:

Purchases of less than $50,000

CLASS B SALES CHARGES

                                                                  % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                     SHARES ARE SOLD
Through first year                                                      3.00
Through second year                                                     3.00
Through third year                                                      2.00
Through fourth year                                                     1.00
Through fifth year                                                      0.00
Through sixth year                                                      0.00
Longer than six years                                                   0.00

Commission to financial advisors is 2.75%.

Automatic conversion to Class A shares occurs eight years after purchase.

      20. The instructions with respect to redemptions by systematic withdrawal plan in the table under the section "How to Sell Shares" are revised in their entirety as follows:

You may automatically sell a specified dollar amount or percentage of your account on a monthly, quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance requirement has been waived for wrap accounts. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

      Section 21 of this supplement applies only to Class Z of the Fund.

      21. The section entitled "Eligible Investors" is revised in its entirety as follows:

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.

IMPORTANT THINGS TO CONSIDER WHEN DECIDING ON A CLASS OF SHARES:

Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.

Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by an intermediary. Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.

Eligible Investors and their applicable investment minimums are as follows:

No minimum initial investment

- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

- Any group retirement plan, including defined benefit and defined contribution plans such as: 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of a Fund's transfer agent;

- Any investor purchasing through a Columbia Management Group state tuition plan organized under Section 529 of the Internal Revenue Code; or

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

$1,000 minimum initial investment

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (CMD) (i) who holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by CMD;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by CMD;

- Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;

- Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $1,000 minimum investment requirement);

- Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; or

- Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.

      The Funds reserve the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Funds also reserve the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

[Control #]                                                              [Date]

COLUMBIA TECHNOLOGY FUND                   Prospectus, January 1, 2005

CLASS A, B, C AND D* SHARES

Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   4
Your Expenses........................................   6


YOUR ACCOUNT                                            8
---------------------------------------------------------
How to Buy Shares....................................   8
Sales Charges........................................   9
How to Exchange Shares...............................  15
How to Sell Shares...................................  15
Fund Policy on Trading of Fund Shares................  16
Distribution and Service Fees........................  17
Other Information About Your Account.................  18

MANAGING THE FUND                                      21
---------------------------------------------------------
Investment Advisor...................................  21
Portfolio Managers...................................  21

FINANCIAL HIGHLIGHTS                                   22
---------------------------------------------------------

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

*EFFECTIVE OCTOBER 13, 2003, THIS FUND'S CLASS D SHARES WERE CLOSED TO NEW INVESTORS.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks capital appreciation by investing, under normal market conditions, at least 80% of its total net assets (plus any borrowings for investment purposes) in stocks of technology companies that may benefit from technological improvements, advancements or developments.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The technology companies in which the Fund invests include those that the Fund's investment advisor believes have or will develop products, processes or services that will provide significant technological improvements, advances or developments, as well as those expected to benefit from their extensive reliance on technology in connection with their operations and services.

The Fund may invest in companies from the biotechnology, cable and network broadcasting, communications, computer hardware, computer services and software, consumer electronics, defense, medical devices, pharmaceutical and semiconductor industries, among others. The Fund may invest in companies in all stages of corporate development, ranging from new companies developing a promising technology or scientific advancement to established companies with a record of producing breakthrough products and technologies from research and development efforts.

The Fund will invest in companies of all sizes, and expects to invest a significant percentage of its assets in small- and mid-cap companies.

The Fund may also invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures), and certain options and financial futures contracts ("derivatives"). The Fund may also invest in foreign securities, including American Depositary Receipts.

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as noted otherwise, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security

----
 2

THE FUND

prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the Fund concentrates in technology stocks, it is subject to sector risk and its share price will likely be subject to more volatility than the overall stock market. The risks of investing only in technology-related stocks may be greater than investing in other market sectors or in a more diversified portfolio because of:

- Competitive pressures among technology companies that result in aggressive pricing of their products or services

- Short product cycles due to an accelerated rate of technological developments

- Varying investor enthusiasm for technology and technology-related stocks

Additionally, the prices of technology stocks will likely fluctuate more than non-technology stocks because technology companies are affected by scientific and technological developments and advancements and, for biotechnology companies in particular, may be subject to government regulation, including approval of their products. Technology companies may also be subject to greater business risks and, accordingly, may be more sensitive to changes in economic conditions. Many technology companies are currently operating at a loss and may never be profitable. In addition, the share price of technology stocks may be more sensitive to companies' disappointing quarterly or annual earnings results, such as lower sales or profits than originally projected.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

The Fund is non-diversified, which means it may invest a greater percentage of its assets in one issuer.

Foreign equity securities, which are generally denominated in foreign currencies, involve risks not typically associated with investing in domestic securities. Foreign securities may be subject to foreign taxes that would reduce their effective yield. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the unrecovered portion of any foreign withholding taxes would reduce the income the Fund receives from its foreign investments. In addition, to the extent that the securities are denominated in a foreign currency, the value of the Fund invested in foreign

                                                                            ----

THE FUND

securities will fluctuate as a result of changes in the exchange rates between the U.S. dollar and the currencies in which foreign securities are denominated.

Foreign investments involve other risks, including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, and the possibility of currency exchange controls. Foreign securities may also be subject to greater fluctuations in price than domestic securities. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those of domestic companies.

Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer's convertible securities generally entail less risk than its common stock but more risk than its debt obligations.

The Fund may also invest in stock futures and option contracts, which are traditional types of derivatives. A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Losses (or gains) involving derivatives can sometimes be substantial. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that generally can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risk. The Fund will not use derivatives for speculative purposes or as leveraged investment that may magnify gains or losses.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B, C and D shares, including sales charges, compare with those of a broad measure of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of

----
 4

THE FUND

the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each complete calendar year in the life of the Fund. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were reflected, these returns would be lower.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year and life of the Fund periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

              The Fund's returns are compared to the Merrill Lynch 100 Technology Index. The Merrill Lynch 100 Technology Index is
              an equally weighted index of 100 leading technology stocks.
              Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)

                                  (BAR CHART)

                                                                                                                          84.17%
                                                                                                    -28.97%    -38.17%
                        1994       1995       1996       1997       1998       1999       2000       2001       2002       2003


            The Fund's year-to-date total return through  For period shown in bar chart:
            September 30, 2004 (Class A) was +0.57%.      Best quarter: 2nd quarter 2003, +35.60%
                                                          Worst quarter: 3rd quarter 2001, -37.59%

 (1) Class A is a newer class of shares. Its performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and Class Z shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A shares were initially offered on November 1, 2002, and Class Z shares were initially offered on November 9, 2000.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                            ----

THE FUND

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2003(2)

                                                                                LIFE OF
                                                                1 YEAR          THE FUND
Class A (%)
  Return Before Taxes                                            73.58           -12.50
  Return After Taxes on Distributions                            73.58           -12.51
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                         47.83           -10.38
----------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                            78.07           -11.94
  Return After Taxes on Distributions                            78.07           -11.95
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                         50.74            -9.93
----------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                            82.07           -11.08
  Return After Taxes on Distributions                            82.07           -11.09
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                         53.34            -9.24
----------------------------------------------------------------------------------------
Class D (%)
  Return Before Taxes                                            81.03           -11.24
  Return After Taxes on Distributions                            81.03           -11.25
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                         52.67            -9.36
----------------------------------------------------------------------------------------
Merrill Lynch 100 Technology Index (%)                           68.84           -20.46(3)

 (2) Class A, Class B, Class C and Class D are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to their inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class C shares were initially offered on October 13, 2003, Class A, B and D shares were initially offered on November 1, 2002, and Class Z shares were initially offered on November 9, 2000.

 (3) Performance information is from November 9, 2000.

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and other administrative costs including pricing and custody services.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table, but does reflect the waiver of the initial sales charge for Class D shares. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class B shares convert to Class A shares after eight years
             -------------------------------------------------------------------

----
 6

THE FUND

SHAREHOLDER FEES(4) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                               CLASS A         CLASS B         CLASS C         CLASS D
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         5.75            0.00            0.00            1.00(5)
----------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               1.00(6)         5.00            1.00            1.00
----------------------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             (7)             (7)             (7)             (7)

 (4) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (5) The Fund's advisor has agreed to waive indefinitely the front-end sales charge for purchases of Class D shares by existing Class D shareholders.

 (6) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

 (7) There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                               CLASS A         CLASS B         CLASS C         CLASS D
Management fee (%)                                               1.00            1.00            1.00            1.00
----------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                        0.25(9)         1.00            1.00            1.00
----------------------------------------------------------------------------------------------------------------------
Other expenses(8)(%)                                             1.14            1.14            1.14            1.14
----------------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses(8)(10)(%)                   2.39            3.14            3.14            3.14
----------------------------------------------------------------------------------------------------------------------

 (8) Restated to reflect changes in contractual rates for transfer agency and bookkeeping services effective November 1, 2003.

 (9) The Fund may pay distribution and service (12b-1) fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.25% for shareholder liaison services and up to 0.10% for distribution services), but will limit such fees to an aggregate fee of not more than 0.25%.

(10) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) will not exceed 1.65% of the Fund's assets. This arrangement may be modified or terminated by the advisor at any time.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
Class A:                                                          $803          $1,278          $1,777           $3,145
------------------------------------------------------------------------------------------------------------------------
Class B:  did not sell your shares                                $317          $  969          $1,645           $3,275
          sold all your shares at
          the end of the period                                   $817          $1,269          $1,845           $3,275
------------------------------------------------------------------------------------------------------------------------
Class C:  did not sell your shares                                $317          $  969          $1,645           $3,448
          sold all your shares at
          the end of the period                                   $417          $  969          $1,645           $3,448
------------------------------------------------------------------------------------------------------------------------
Class D:  did not sell your shares                                $317          $  969          $1,645           $3,448
          sold all your shares at
          the end of the period                                   $417          $  969          $1,645           $3,448

                                                                            ----

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund or your financial advisor receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

Notice to Fund Shareholders: Class D shares are closed to new investors and new accounts. The Fund now offers Class C shares, which are subject to the same service and distribution fees and sales charges as Class D shares except Class C shares are not subject to a front-end sales charge. The Fund's advisor has agreed to waive indefinitely the front-end sales charge for purchases of Class D shares by existing Class D investors. For more information on expenses and sales charges for Class C shares and Class D shares, see "The Fund -- Your Expenses" and "Your Account -- Sales Charges" in this Prospectus.

             -------------------------------------------------------------------
INVESTMENT MINIMUMS

                   Initial Investment..........................................  $1,000
                   Subsequent Investments......................................  $   50
                   Automatic Investment Plan*..................................  $   50
                   Retirement Plan*............................................  $   25

              * The initial investment minimum of $1,000 is waived on these plans.

              The Fund reserves the right to change these investment
              minimums. The Fund also reserves the right to refuse a
              purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
             -------------------------------------------------------------------

----
 8

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of the New York Stock
                       Exchange (NYSE), usually 4:00 p.m. Eastern time. Your
                       financial advisor may charge you fees for executing the
                       purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts send a completed application and check made
(new account)          payable to the Fund and mailed to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts fill out and return the additional
(existing account)     investment stub included in your quarterly statement, or
                       send a letter of instruction including your Fund name and
                       account number with a check made payable to the Fund and
                       mailed to Columbia Funds Services, Inc., P.O. Box 8081,
                       Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class of the Fund at no additional cost.
                       There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By wire                You may purchase shares by wiring money from your bank
                       account to your Fund account. To wire funds to your Fund
                       account, call 1-800-422-3737 for wiring instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares by electronically transferring money
funds transfer         from your bank account to your Fund account by calling
                       1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good
                       form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You can make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You can select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You can purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       fund shares of the same class at no additional cost. You
                       must have a current balance of at least $5,000 in the fund the money is coming from. Exchanges will continue so long as your fund balance is sufficient to complete the transfers.
                       You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling
                       1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.

SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

             -------------------------------------------------------------------

              CHOOSING A SHARE CLASS

              The Fund offers four classes of shares in this prospectus -- CLASS A, B, C and D. Class D shares are closed to new investors and new accounts. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

              The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a
              separate prospectus provided to eligible institutional and other investors.
             -------------------------------------------------------------------

                                                                            ----

YOUR ACCOUNT

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES

                                                                                                      % OF OFFERING
                                                                AS A % OF                                 PRICE
                                                                THE PUBLIC           AS A %            RETAINED BY
                                                                 OFFERING           OF YOUR             FINANCIAL
AMOUNT PURCHASED                                                  PRICE            INVESTMENT            ADVISOR
Less than $50,000                                                  5.75               6.10                5.00
-------------------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                                      4.50               4.71                3.75
-------------------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                                     3.50               3.63                2.75
-------------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                                     2.50               2.56                2.00
-------------------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                                   2.00               2.04                1.75
-------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                 0.00               0.00                0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                                COMMISSION %
Less than $3 million                                                1.00
----------------------------------------------------------------------------
$3 million to less than $5 million                                  0.80
----------------------------------------------------------------------------
$5 million to less than $25 million                                 0.50
----------------------------------------------------------------------------
$25 million or more                                                 0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

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 10

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             -------------------------------------------------------------------

              UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

              Certain investments in Class A, B, C and D shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
              time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares you have held the longest.
             -------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS

A.  What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date of the Statement of Intent is received by the Fund.

B.  What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

- Individual accounts

- Joint accounts

- Certain IRA accounts

- Certain trusts

- UTMA/UGMA accounts

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YOUR ACCOUNT

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father-in-law and mother-in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.

C.  How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depends on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.

D.  How can I obtain more information about breakpoint discounts?

Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   5.00
-------------------------------------------------------------------------------
Through second year                                                  4.00
-------------------------------------------------------------------------------
Through third year                                                   3.00
-------------------------------------------------------------------------------
Through fourth year                                                  3.00
-------------------------------------------------------------------------------
Through fifth year                                                   2.00
-------------------------------------------------------------------------------
Through sixth year                                                   1.00
-------------------------------------------------------------------------------
Longer than six years                                                0.00

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 12

YOUR ACCOUNT

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to the lower CDSC and the applicable reduced holding period; provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders.

PURCHASES OF $250,000 TO LESS THAN $500,000:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
-------------------------------------------------------------------------------
Through second year                                                  2.00
-------------------------------------------------------------------------------
Through third year                                                   1.00
-------------------------------------------------------------------------------
Longer than three years                                              0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
-------------------------------------------------------------------------------
Through second year                                                  2.00
-------------------------------------------------------------------------------
Through third year                                                   1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a

                                                                            ----

YOUR ACCOUNT

non-participating fund or financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Class C shares have no front-end sales charge, but they do carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding the shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up front commission of 1.00% on sales of Class C shares.

CLASS C SALES CHARGES

                                                                     % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                        SHARES ARE SOLD
Through first year                                                        1.00
------------------------------------------------------------------------------------
Longer than one year                                                      0.00

CLASS D SHARES Class D shares are closed to new investors. Your purchases of Class D shares are made at the public offering price for these shares. This price includes a sales charge of 1.00% (currently being waived), which is paid as a commission to your financial advisor on the sale of Class D shares as shown in the chart below.

CLASS D SALES CHARGES

                                            % OF OFFERING PRICE
  AS A % OF THE PUBLIC      AS A % OF      RETAINED BY FINANCIAL
     OFFERING PRICE      YOUR INVESTMENT          ADVISOR
          1.00                1.01                 1.00

In addition, the distributor pays your financial advisor an initial commission of 1.00% on sales of Class D shares. The Fund's investment advisor has agreed to waive indefinitely the front-end sales charge for purchases of Class D shares by existing Class D investors.

Class D shares also carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class (and in some cases certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. In the case of Class D shares, you may exchange your Class D shares for Class D shares of another fund in which you own Class D shares. Otherwise, you may exchange your Class D shares only for Class C shares. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage

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 14

YOUR ACCOUNT

the Fund. See "Your Account -- Fund Policy on Trading of Fund Shares" in this Prospectus for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification number available when calling.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When a Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-345-6611 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                            ----

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund distributed by
                       Columbia Funds Distributor, Inc. at no additional cost. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period.
                       You do not need to set up this feature in advance of your
                       call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                       address below. In your letter of instruction, note the
                       Fund's name, share class, account number, and the dollar
                       value or number of shares you wish to sell. All account
                       owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution that participates in the Medallion Signature Guarantee Program for amounts
                       over $100,000 or for alternate payee or mailing
                       instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                       1-800-345-6611.

                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                       telephone request. Be sure to complete the appropriate
                       section of the account application for this feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                       available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                       Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares and request that the proceeds be
funds transfer         electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                       must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Directors of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

----
 16

YOUR ACCOUNT

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
RULE 12b-1 PLAN The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A, B, C and D shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B, Class C and Class D shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B, Class C and Class D shares. Distribution and service fees are paid out of the assets of these classes. The Fund's Board of Directors limits total payments under the Rule 12b-1 plan for Class A shares to 0.25%. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedules applicable to Class B shares.

                                                                            ----

YOUR ACCOUNT

ADDITIONAL INTERMEDIARY COMPENSATION In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday). Shares are not priced on days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However,

----
 18

YOUR ACCOUNT

where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund declares and pays dividends at least annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

                                                                            ----

YOUR ACCOUNT

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund, and subsequent distributions will be reinvested.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

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 20

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Directors. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate annualized advisory fees paid to Columbia Management by the Fund amounted to 1.00% of average daily net assets of the Fund.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
The Fund is team managed by the team of individuals listed below. Individual securities for the Fund are selected by the team based on each team member's sector research and analytic responsibilities.

MR. WAYNE M. COLLETTE, CFA, a Vice President for Columbia Management, is the Fund's co-portfolio manager. Mr. Collette joined Columbia Management in 2001. Previously, he was an assistant vice president and equity research associate at Schroder Capital Management from 1997-1999. He then moved to Neuberger Berman where he was an associate portfolio manager from 1999-2001. Mr. Collette received a Master of Business Administration degree from the Columbia Business School at Columbia University in 1997.

MR. TRENT E. NEVILLS, a Vice President for Columbia Management, is the Fund's co-portfolio manager. Mr. Nevills joined Columbia Management in 2003. Previously, he was an equity analyst for Federated Investors from 1997-1999 and a portfolio manager and assistant vice president from 1999-2000. He moved to QED Capital Management where he was involved in portfolio research and engineering from 2000-2003. Mr. Nevills received a Master of Science degree in finance from Carnegie Mellon University in 1997.

THEODORE R. WENDELL, CFA, a Vice President for Columbia Management, is the Fund's co-portfolio manager. Mr. Wendell joined Columbia Management in 2000. Previously, he served as an equity research associate for three years at State Street Research. Mr. Wendell received a Master of Business Administration degree from the Columbia Business School at Columbia University in 2000.

                                                                            ----

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Class A, B, C or D share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

THE FUND

                                                                YEAR ENDED    PERIOD ENDED    PERIOD ENDED
                                                                AUGUST 31,     AUGUST 31,     DECEMBER 31,
                                                                   2004         2003(A)         2002(B)
                                                                Class A        Class A         Class A
                                                                   -----          -----           -----
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                             5.91           3.79            3.82
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(c)                                           (0.11)         (0.04)          (0.01)
  Net realized and unrealized gain (loss) on investments            0.70           2.16           (0.02)
----------------------------------------------------------------------------------------------------------
Total from Investment Operations                                    0.59           2.12           (0.03)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                   6.50           5.91            3.79
----------------------------------------------------------------------------------------------------------
Total return (%)(d)(e)                                              9.98          55.94(f)        (0.79)(f)
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ($)                              2,818            376               1
Ratio of expenses to average net assets (%)(g)                      1.90           1.90(h)         1.76(h)
Ratio of net investment loss to average net assets (%)(g)          (1.51)         (1.35)(h)       (1.35)(h)
Reimbursement (%)                                                   0.53           3.06(h)         1.24(h)
Portfolio turnover rate (%)                                          488            523(f)          512

 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

 (e) Had the Fund's investment advisor not reimbursed a portion of expenses, total return would have been reduced.

 (f) Not annualized.

 (g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (h) Annualized.

----
 22

FINANCIAL HIGHLIGHTS

THE FUND

                                                                YEAR ENDED    PERIOD ENDED    PERIOD ENDED
                                                                AUGUST 31,     AUGUST 31,     DECEMBER 31,
                                                                   2004         2003(A)         2002(B)
                                                                Class B        Class B         Class B
                                                                   -----          -----           -----
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                             5.86           3.78            3.82
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(c)                                           (0.16)         (0.07)          (0.01)
  Net realized and unrealized gain (loss) on investments            0.70           2.15           (0.03)
----------------------------------------------------------------------------------------------------------
Total from Investment Operations                                    0.54           2.08           (0.04)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                   6.40           5.86            3.78
----------------------------------------------------------------------------------------------------------
Total return (%)(d)(e)                                              9.22          55.03(f)        (1.05)(f)
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ($)                              2,200          1,246               7
Ratio of expenses to average net assets (%)(g)                      2.65           2.65(h)         2.51(h)
Ratio of net investment loss to average net assets (%)(g)          (2.30)         (2.11)(h)       (2.10)(h)
Reimbursement (%)                                                   0.48           2.40(h)         1.24(h)
Portfolio turnover rate (%)                                          488            523(f)          512

 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Total return at net asset value assuming no contingent deferred sales charge.

 (e) Had the Fund's investment advisor not reimbursed a portion of expenses, total return would have been reduced.

 (f) Not annualized.

 (g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (h) Annualized.

                                                                            ----

FINANCIAL HIGHLIGHTS

THE FUND

                                                                PERIOD ENDED
                                                                 AUGUST 31,
                                                                  2004(A)
                                                                 Class C
                                                                    -----
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                              6.48
----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(b)                                            (0.14)
  Net realized and unrealized gain (loss) on investments             0.07
----------------------------------------------------------------------------
Total from Investment Operations                                    (0.07)
----------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                    6.41
----------------------------------------------------------------------------
Total return (%)(c)(d)(e)                                           (1.08)
----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ($)                                 488
Ratio of expenses to average net assets (%)(f)(g)                    2.65
Ratio of net investment loss to average net assets (%)(f)(g)        (2.18)
Reimbursement (%)(g)                                                 0.68
Portfolio turnover rate (%)                                           488

 (a) Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

 (b) Per share data was calculated using average shares outstanding during the period.

 (c) Total return at net asset value assuming no contingent deferred sales charge.

 (d) Had the Fund's investment advisor not reimbursed a portion of expenses, total return would have been reduced.

 (e) Not annualized.

 (f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (g) Annualized.

----
 24

FINANCIAL HIGHLIGHTS

THE FUND

                                                                YEAR ENDED         PERIOD ENDED         PERIOD ENDED
                                                                AUGUST 31,          AUGUST 31,          DECEMBER 31,
                                                                   2004              2003(A)              2002(B)
                                                                Class D             Class D              Class D
                                                                   -----               -----                -----
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                             5.88                3.78                 3.82
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(c)                                           (0.16)              (0.07)               (0.01)
  Net realized and unrealized gain (loss) on investments            0.71                2.17                (0.03)
--------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                    0.55                2.10                (0.04)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                   6.43                5.88                 3.78
--------------------------------------------------------------------------------------------------------------------
Total return (%)(d)(e)                                              9.35               55.56(f)             (1.05)(f)
--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ($)                                 21                  15                    1
Ratio of expenses to average net assets (%)(g)                      2.65                2.65(h)              2.51(h)
Ratio of net investment loss to average net assets (%)(g)          (2.31)              (2.13)(h)            (2.10)(h)
Reimbursement (%)                                                   0.77                4.00(h)              1.24(h)
Portfolio turnover rate (%)                                          488                 523(f)               512

 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

 (e) Had the Fund's investment advisor not reimbursed a portion of expenses, total return would have been reduced.

 (f) Not annualized.

 (g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (h) Annualized.

                                                                            ----

NOTES

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 26

NOTES

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                                                                            ----

FOR MORE INFORMATION
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Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. These reports contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Fund's Statement of Additional Information and the Fund's website (www.columbiafunds.com) include a description of the Fund's policies with respect to disclosure of its portfolio holdings.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Technology Fund, Inc.: 811-10159

--------------------------------------------------------------------------------

(ColumbiaFunds Logo)

Advised by Columbia Management Advisors

(C)2004 Columbia Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621
800.426.3750  www.columbiafunds.com                             139-01/770T-1204

COLUMBIA TECHNOLOGY FUND                   Prospectus, January 1, 2005

CLASS Z SHARES

Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   4
Your Expenses........................................   6


YOUR ACCOUNT                                            8
---------------------------------------------------------
How to Buy Shares....................................   8
Eligible Investors...................................   9
Sales Charges........................................   9
How to Exchange Shares...............................  10
How to Sell Shares...................................  10
Fund Policy on Trading of Fund Shares................  11
Other Information About Your Account.................  12


MANAGING THE FUND                                      15
---------------------------------------------------------
Investment Advisor...................................  15
Portfolio Managers...................................  15


FINANCIAL HIGHLIGHTS                                   16
---------------------------------------------------------

Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks capital appreciation by investing, under normal market conditions, at least 80% of its total net assets (plus any borrowings for investment purposes) in stocks of technology companies that may benefit from technological improvements, advancements or developments.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The technology companies in which the Fund invests include those that the Fund's investment advisor believes have or will develop products, processes or services that will provide significant technological improvements, advances or developments, as well as those expected to benefit from their extensive reliance on technology in connection with their operations and services.

The Fund may invest in companies from the biotechnology, cable and network broadcasting, communications, computer hardware, computer services and software, consumer electronics, defense, medical devices, pharmaceutical and semiconductor industries, among others. The Fund may invest in companies in all stages of corporate development, ranging from new companies developing a promising technology or scientific advancement to established companies with a record of producing breakthrough products and technologies from research and development efforts.

The Fund will invest in companies of all sizes, and expects to invest a significant percentage of its assets in small- and mid-cap companies.

The Fund may also invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures), and certain options and financial futures contracts ("derivatives"). The Fund may also invest in foreign securities, including American Depositary Receipts.

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques that are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as noted otherwise, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

----
 2

THE FUND

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the Fund concentrates in technology stocks, it is subject to sector risk and its share price will likely be subject to more volatility than the overall stock market. The risks of investing only in technology-related stocks may be greater than investing in other market sectors or in a more diversified portfolio because of:

- Competitive pressures among technology companies that result in aggressive pricing of their products or services

- Short product cycles due to an accelerated rate of technological developments

- Varying investor enthusiasm for technology and technology-related stocks

Additionally, the prices of technology stocks will likely fluctuate more than non-technology stocks because technology companies are affected by scientific and technological developments and advancements and, for biotechnology companies in particular, may be subject to government regulation, including approval of their products. Technology companies may also be subject to greater business risks and, accordingly, may be more sensitive to changes in economic conditions. Many technology companies are currently operating at a loss and may never be profitable. In addition, the share price of technology stocks may be more sensitive to companies' disappointing quarterly or annual earnings results, such as lower sales or profits than originally projected.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

The Fund is non-diversified, which means it may invest a greater percentage of its assets in one issuer.

Foreign equity securities, which are generally denominated in foreign currencies, involve risks not typically associated with investing in domestic securities. Foreign securities may be subject to foreign taxes that would reduce their effective yield. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the unrecovered portion of any

                                                                            ----

THE FUND

foreign withholding taxes would reduce the income the Fund receives from its foreign investments. In addition, to the extent that the securities are denominated in a foreign currency, the value of the Fund invested in foreign securities will fluctuate as a result of changes in the exchange rates between the U.S. dollar and the currencies in which foreign securities are denominated.

Foreign investments involve other risks, including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, and the possibility of currency exchange controls. Foreign securities may also be subject to greater fluctuations in price than domestic securities. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those of domestic companies.

Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer's convertible securities generally entail less risk than its common stock but more risk than its debt obligations.

The Fund may also invest in stock futures and option contracts, which are traditional types of derivatives. A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Losses (or gains) involving derivatives can sometimes be substantial. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that generally can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risk. The Fund will not use derivatives for speculative purposes or as leveraged investment that may magnify gains or losses.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of

----
 4

THE FUND

a broad measure of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each complete calendar year in the life of the Fund. They include the effects of Fund expenses.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year and life of the Fund periods. They include the effects of Fund expenses.

              The Fund's returns are compared to the Merrill Lynch 100 Technology Index. The Merrill Lynch 100 Technology Index is
              an equally weighted index of 100 leading technology stocks.
              Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS Z)

                                  (BAR CHART)

                                                                                                                          85.22%
                                                                                                    -28.97%    -38.17%
                        1994       1995       1996       1997       1998       1999       2000       2001       2002       2003


            The Fund's year-to-date total return through  For period shown in bar chart:
            September 30, 2004 (Class Z) was +0.71%.      Best quarter: 2nd quarter 2003, +35.77%
                                                          Worst quarter: 3rd quarter 2001, -37.59%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                            ----

THE FUND

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2003

                                                                INCEPTION                         LIFE OF
                                                                  DATE            1 YEAR          THE FUND
Class Z (%)                                                     11/9/2000
  Return Before Taxes                                                              85.22           -10.68
  Return After Taxes on Distributions                                              85.22           -10.69
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                                           55.40            -8.90
----------------------------------------------------------------------------------------------------------
Merrill Lynch 100 Technology Index (%)                                             68.84           -20.46(1)

 (1) Performance information is from November 9, 2000.

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
UNDERSTANDING EXPENSES

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees and other administrative costs including pricing and custody services.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions
             -------------------------------------------------------------------

SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                       0.00
------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                             0.00
------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)           (3)

 (2) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (3) There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

Management fee (%)                                            1.00
------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                     0.00
------------------------------------------------------------------
Other expenses(4) (%)                                         1.14
------------------------------------------------------------------
Total annual fund operating expenses(4)(5) (%)                2.14

 (4) Restated to reflect changes in contractual rates for transfer agency and bookkeeping services effective November 1, 2003.

----
 6

THE FUND

 (5) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) will not exceed 1.65% of the Fund's assets. This arrangement may be modified or terminated by the advisor at any time.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $217     $670     $1,149     $2,472

                                                                            ----

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with Columbia Funds Services, Inc. or your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of the New York Stock
                       Exchange (NYSE), usually 4:00 p.m. Eastern time. Your
                       financial advisor may charge you fees for executing the
                       purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts send a completed application and check made
(new account)          payable to the Fund and mailed to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts fill out and return the additional
(existing account)     investment stub included in your quarterly statement, or
                       send a letter of instruction including your Fund name and
                       account number with a check made payable to the Fund and
                       mailed to Columbia Funds Services, Inc., P.O. Box 8081,
                       Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class or Class A of the Fund at no
                       additional cost. There may be an additional charge if
                       exchanging from a money market fund. To exchange by
                       telephone, call 1-800-422-3737. Please see "How to Exchange
                       Shares" for more information.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You can make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You can select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You can purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       fund shares of the same class at no additional cost. You
                       must have a current balance of at least $5,000 in the fund the money is coming from. You may terminate your program or change the amount of the exchange (subject to the $100
                       minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this
                       feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.

----
 8

YOUR ACCOUNT

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (CFDI) (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by CFDI;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by ("CFDI"); and

- Any employee (or family member of an employee) of FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment

- Clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and

- Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

- Any client of Fleet National Bank or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet National Bank or the subsidiary);

- A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from CFDI or through a third party broker-dealer;

- Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan, however, each investment requires a $25 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

                                                                            ----

YOUR ACCOUNT

             -------------------------------------------------------------------
CHOOSING A SHARE CLASS

              The Fund offers one class of shares in this prospectus --
              CLASS Z.

              The Fund also offers four additional classes of shares -- CLASS A, B, C, and D shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

              In general, anyone who is eligible to purchase Class Z
              shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
             -------------------------------------------------------------------

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Your Account -- Fund Policy on Trading of Fund Shares" in this Prospectus for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification number available when calling.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

----
 10

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares by exchanging from the Fund into Class Z shares or Class A shares of
                       another fund distributed by Columbia Funds Distributor, Inc.
                       at no additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period.
                       You do not need to set up this feature in advance of your
                       call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                       address below. In your letter of instruction, note the
                       Fund's name, share class, account number, and the dollar
                       value or number of shares you wish to sell. All account
                       owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution that participates in the Medallion Signature Guarantee Program for amounts
                       over $100,000 or for alternate payee or mailing
                       instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                       1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                       telephone request. Be sure to complete the appropriate
                       section of the account application for this feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified systematic dollar
withdrawal plan        amount or percentage of your account withdrawal on a
                       monthly, quarterly or semi-annual basis plan and have the
                       proceeds sent to you if your account balance is at least
                       $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares and request that the proceeds be
funds transfer         electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                       must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Directors of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

                                                                            ----

YOUR ACCOUNT

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday). Shares are not priced on days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must

----
 12

YOUR ACCOUNT

determine the price of each security in its portfolio at the close of each trading day. Because the Fund may hold securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund declares and pays dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

                                                                            ----

YOUR ACCOUNT

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
  transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund, and subsequent distributions will be reinvested.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

----
 14

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Directors. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate annualized advisory fees paid to Columbia Management by the Fund amounted to 1.00% of average daily net assets of the Fund.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
The Fund is team managed by the team of individuals listed below. Individual securities for the Fund are selected by the team based on each team member's sector research and analytic responsibilities.

MR. WAYNE M. COLLETTE, CFA, a Vice President for Columbia Management, is the Fund's co-portfolio manager. Mr. Collette joined Columbia Management in 2001. Previously, he was an assistant vice president and equity research associate at Schroder Capital Management from 1997-1999. He then moved to Neuberger Berman where he was an associate portfolio manager from 1999-2001. Mr. Collette received a Master of Business Administration degree from the Columbia Business School at Columbia University in 1997.

MR. TRENT E. NEVILLS, a Vice President for Columbia Management, is the Fund's co-portfolio manager. Mr. Nevills joined Columbia Management in 2003. Previously, he was an equity analyst for Federated Investors from 1997-1999 and a portfolio manager and assistant vice president from 1999-2000. He moved to QED Capital Management where he was involved in portfolio research and engineering from 2000-2003. Mr. Nevills received a Master of Science degree in finance from Carnegie Mellon University in 1997.

THEODORE R. WENDELL, CFA, a Vice President for Columbia Management, is the Fund's co-portfolio manager. Mr. Wendell joined Columbia Management in 2000. Previously, he served as an equity research associate for three years at State Street Research. Mr. Wendell received a Master of Business Administration degree from the Columbia Business School at Columbia University in 2000.

                                                                            ----

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's Class Z financial performance for the periods indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

THE FUND

                                                YEAR ENDED    PERIOD ENDED                                    PERIOD ENDED
                                                AUGUST 31,     AUGUST 31,          YEAR ENDED DECEMBER 31,    DECEMBER 31,
                                                   2004         2003(A)            2002(B)          2001        2000(C)
                                                Class Z        Class Z             Class Z         Class Z     Class Z
                                                  ------         ------            ------          ------        ------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                             5.93           3.79              6.13            8.63         10.00
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (loss)                     (0.09)(d)      (0.04)(d)         (0.06)(d)       (0.08)         0.01
  Net realized and unrealized gain (loss) on
  investments                                       0.71           2.18             (2.28)          (2.42)        (1.37)
--------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                    0.62           2.14             (2.34)          (2.50)        (1.36)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS ($):
  From net investment income                          --             --                --              --         (0.01)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                   6.55           5.93              3.79            6.13          8.63
--------------------------------------------------------------------------------------------------------------------------
Total return (%)(e)(f)                             10.46          56.46(g)         (38.17)         (28.97)       (13.78)(g)
--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ($)             30,268         19,663             8,055          10,385         4,327
Ratio of expenses to average net assets
(%)(h)                                              1.65           1.65(i)           1.65            1.69          1.48(i)
Ratio of net investment income (loss) to
average net assets (%)(h)                          (1.30)         (1.19)(i)         (1.24)          (1.26)         0.99(i)
Reimbursement (%)                                   0.53           2.73(i)           1.33            1.13          7.49(i)
Portfolio turnover rate (%)                          488            523(g)            512             413            63(g)

 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) On November 1, 2002, the existing shares were redesignated Class Z shares.

 (c) The Fund commenced investment operations on October 27, 2000. Per share data, total return and portfolio turnover rate reflect activity from that date.

 (d) Per share data was calculated using average shares outstanding during the period.

 (e) Total return at net asset value assuming all distributions reinvested.

 (f) Had the Fund's advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

 (g) Not annualized.

 (h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (i) Annualized.

----
 16

NOTES

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 18

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. These reports contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Fund's Statement of Additional Information and the Fund's website (www.columbiafunds.com) include a description of the Fund's policies with respect to disclosure of its portfolio holdings.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Technology Fund, Inc.: 811-10159

--------------------------------------------------------------------------------

(ColumbiaFunds Logo)

Advised by Columbia Management Advisors

(C)2004 Columbia Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621
800.426.3750  www.columbiafunds.com                             139-01/77IT-1204

                     COLUMBIA INTERNATIONAL STOCK FUND, INC.
                       COLUMBIA MID CAP GROWTH FUND, INC.
                      COLUMBIA SMALL CAP GROWTH FUND, INC.
                     COLUMBIA REAL ESTATE EQUITY FUND, INC.
                         COLUMBIA TECHNOLOGY FUND, INC.
                     COLUMBIA STRATEGIC INVESTOR FUND, INC.
                          COLUMBIA BALANCED FUND, INC.
                    COLUMBIA OREGON MUNICIPAL BOND FUND, INC.
                         COLUMBIA HIGH YIELD FUND, INC.
                       A SERIES OF COLUMBIA FUNDS TRUST I
                       STATEMENT OF ADDITIONAL INFORMATION
                                __________, 2005

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of each of the following 9 mutual funds: Columbia International Stock Fund, Inc. (the "International Stock Fund" or "CISF"), Columbia Mid Cap Growth Fund, Inc. formerly Columbia Special Fund, Inc. (the "Mid Cap Growth Fund" or "CMCG"), Columbia Small Cap Growth Fund, Inc. formerly Columbia Small Cap Fund, Inc. (the "Small Cap Growth Fund" or "CSCG"), Columbia Real Estate Equity Fund, Inc. (the "Real Estate Fund" or "CREF"), Columbia Technology Fund, Inc. (the "Technology Fund" or "CTF"), Columbia Strategic Investor Fund, Inc. formerly Columbia Strategic Value Fund, Inc. (the "Strategic Investor Fund" or "CSIF"), Columbia Balanced Fund, Inc. (the "Balanced Fund" or "CBF"), Columbia Oregon Municipal Bond Fund, Inc. (the "Oregon Municipal Bond Fund" or "CMBF"), and Columbia High Yield Fund, Inc. (the "High Yield Fund" or "CHYF") (each a "Fund" and together the "Funds"). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Fund dated ____________, 2005. This SAI should be read together with each Fund's Prospectus, and the most recent Annual Report dated August 31, 2005 and Semiannual Report dated February 28, 2005. Investors may obtain a free copy of each Fund's Prospectus and Annual Report and Semiannual Report from Columbia Management Distributors, Inc. (CMD), One Financial Center, Boston, MA 02111-2621 or by calling 1-800-426-3750. The financial statements and Report of the Independent Registered Public Accounting Firm appearing in the Predecessor Fund's August 31, 2005 Annual Report and the financial statements appearing in each Fund's February 28, 2005 Semiannual Report are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by CMD generally and additional information about certain securities and investment techniques described in each Fund's Prospectuses.

TABLE OF CONTENTS

        PART 1                                                                                       PAGE
DEFINITIONS............................................................................................b
ORGANIZATION AND HISTORY...............................................................................b
INVESTMENT GOALS AND POLICIES..........................................................................b
FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES....................................................b
PORTFOLIO TURNOVER.....................................................................................d
FUND CHARGES AND EXPENSES..............................................................................d
PORTFOLIO MANAGERS.....................................................................................l
CUSTODIAN OF THE FUND.................................................................................gg
INDEPENDENT REGISTERED PULIC ACCOUNTING FIRM..........................................................gg


                                     PART 1
                     COLUMBIA INTERNATIONAL STOCK FUND, INC.
                       COLUMBIA MID CAP GROWTH FUND, INC.
                      COLUMBIA SMALL CAP GROWTH FUND, INC.
                     COLUMBIA REAL ESTATE EQUITY FUND, INC.
                         COLUMBIA TECHNOLOGY FUND, INC.
                     COLUMBIA STRATEGIC INVESTOR FUND, INC.
                          COLUMBIA BALANCED FUND, INC.
                    COLUMBIA OREGON MUNICIPAL BOND FUND, INC.
                         COLUMBIA HIGH YIELD FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION
                               _____________, 2005

DEFINITIONS

      "Trust"           Columbia Funds Trust I
      "CISF"            Columbia International Stock Fund
      "CMCG"            Columbia Mid Cap Growth Fund, Inc.
      "CSCG"            Columbia Small Cap Growth Fund, Inc.
      "CREF"            Columbia Real Estate Equity Fund, Inc.
      "CTF"             Columbia Technology Fund, Inc.
      "CSIF"            Columbia Strategic Investor Fund, Inc.
      "CBF"             Columbia Balanced Fund, Inc.
      "CMBF"            Columbia Oregon Municipal Bond Fund, Inc.
      "CHYF"            Columbia High Yield Fund, Inc.
      "Advisor"         Columbia Management Advisors, Inc., each Fund's
                        investment advisor
      "CMD"             Columbia Management Distributors, Inc. each Fund's
                        distributor
      "CMS"             Columbia Management Services, Inc., each Fund's
                        shareholder services and transfer agent

ORGANIZATION AND HISTORY
Each Fund, other than the Oregon Municipal Bond Fund and the Columbia Technology Fund, is an open-end management diversified investment company. The Oregon Municipal Bond Fund and the Columbia Technology Fund are "non-diversified," which means that they may invest a greater percentage of their assets in the securities of a single issuer than the other Funds. The Funds, except the International Stock Fund, are organized as Oregon corporations. The International Stock Fund is expected to commence investment operations as a series of the Trust on October 7, 2005. Prior to October 7, 2005 (the "Fund Reorganization Date"), the Fund was organized as an Oregon corporation (the "Predecessor Fund") that commenced investment operations in 1992. The information provided for The International Stock Fund in this SAI for periods prior to the Fund Reorganization Date relates to the Predecessor Fund.


[INVESTMENT GOALS AND POLICIES
Each Prospectus describes the investment goal and investment strategies and risks of each Fund to which it pertains. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Funds. Part 2 contains, among other things additional information about the following securities and investment techniques that may be utilized by the Funds, unless otherwise noted, subject to any restrictions described in Part 1 of this SAI:

      Custody Receipts and Trust Certificates (the Asset Allocation Fund only) Short-Term Trading
      Small Companies (the Small Cap and Small Company Funds only)
      Common Stock, Preferred Stock and Warrants
      Foreign Securities
      Other Investment Companies
      Money Market Instruments
      Securities Loans


                                       b

      Forward Commitments
              *When-Issued" Securities (the Large Cap Core, Dividend,
               International and Small Cap Funds only)
              *Delayed Delivery* Securities (the Large Cap Core, Dividend and
               small Cap Funds only)
      Mortgage Dollar Rolls (the Asset Allocation Fund only)
      REITs
      Mortgage-Backed Securities (the Asset Allocation Fund only)
      Non-Agency Mortgage-Backed Securities (the Asset Allocation Fund only) Asset-Backed Securities (the Asset Allocation Fund only)
      Repurchase Agreements
      Reverse Repurchase Agreements
      Options on Securities
      Futures Contracts and Related Options
      Swap Agreements (Swaps, Caps, Collars and Floors)
      Foreign Currency Transactions
      Rule 144A Securities
      Variable and Floating Rate Obligations
      Convertible Securities
      Yankee Obligations
      American, European, Continental and Global Depositary Receipts
              (except that only the Large Cap Core, International, Small Cap and Dividend Funds may invest in GDRs)

Except as indicated below under "Fundamental and Non-Fundamental Investment Policies," the Funds' investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.]

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940, as amended (1940 Act), provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

Each Fund may not, as a matter of fundamental policy:

1. Underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.

2. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

3. Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. With the exception of the Real Estate Fund, which will invest at least 65% of the value of its total assets in securities of companies principally engaged in the real estate industry, purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental

                                       c
         investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

7. With the exception of the Oregon Municipal Bond Fund and the Columbia Technology Fund, purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

NON-FUNDAMENTAL INVESTMENT POLICIES
The following non-fundamental investment policies may be changed without shareholder approval:

(1) The Funds, except the Oregon Municipal Bond Fund, may not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

(2) Under normal market conditions, no more than 25% of International Stock Fund's assets may be committed to the consummation of currency exchange contracts.

(3) The Mid Cap Growth Fund may not invest less than 80% of its assets in the stocks of mid-cap companies (those stocks with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Mid Cap Index), except when the Fund is taking a temporary defensive position due to a determination by the Fund's Advisor that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities.

(4) The Small Cap Growth Fund may not invest less than 80% of its assets in the stocks of small-cap companies (those stocks with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the S&P SmallCap 600 Index), except when the Fund is taking a temporary defensive position due to a determination by the Fund's Advisor that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the 1940 Act's diversification requirement, an issuer is the entity whose revenues support the security.

PORTFOLIO TURNOVER
Portfolio turnover is included in each Fund's Prospectuses under "Financial Highlights." The Funds may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with the Fund's investment goal. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover may cause Funds to realize capital gains which, if realized and distributed by Funds, may be taxable to shareholders as ordinary income. High portfolio turnover in each of the Fund's portfolio may result in correspondingly greater brokerage commissions and other transaction costs, which would be borne directly by the Funds.

FUND CHARGES AND EXPENSES
Information regarding the advisory fee payable to the Advisor including any waivers or offsets applicable to such Fund is set forth in the prospectus for each Fund.

Effective February 9, 2005, pursuant to an amendment to the Investment Management Agreement with the Advisor, the advisory fee for the following Funds is calculated as a percentage of net assets that declines as net assets increase and is as follows:

                                       d


      International Stock Fund               0.870% of the Fund's first $500 million of net assets;
                                             0.820% of next $500 million of net assets;
                                             0.770% of next $500 million of net assets;
                                             0.720% of next $1.5 billion of net assets;
                                             0.700% of next $3 billion of net assets; and
                                             0.680% of net assets in excess of $6 billion.

      Mid Cap Growth Fund                    0.820% of the Fund's first $500 million of net assets;
                                             0.750% of next $500 million of net assets;
                                             0.720% of next $500 million of net assets; and
                                             0.670% of net assets in excess of $1.5 billion.

      Small Cap Growth Fund                  0.870% of the Fund's first $500 million of net assets;
                                             0.820% of next $500 million of net assets; and
                                             0.770% of net assets in excess of $1 billion.

      Technology Fund                        0.870% of the Fund's first $500 million of net assets;
                                             0.820% of next $500 million of net assets; and
                                             0.770% of net assets in excess of $1 billion.

      High Yield Fund                        0.600% of the Fund's first $500 million of net assets;
                                             0.550% of next $500 million of net assets;
                                             0.520% of next $500 million of net assets; and
                                             0.490% of net assets in excess of $1.5 billion.

Previously, the Advisor had, with respect to the period from November 1, 2004 to February 9, 2005, waived a portion of its fees, so that it retained fees at the rates shown above.

Prior to November 1, 2004, the advisory fee for the following Funds was calculated as a percentage of net assets that declined as net assets increased and was as follows:

   International Stock Fund                  1.000% of the Fund's first $200 million of net assets;
                                             1.000% of the next $300 million of net assets;
                                             0.950% of the next $500 million of net assets; and
                                             0.900% of net assets in excess of $1 billion.

   Mid Cap Growth Fund                       1.000% of the Fund's first $200 million of net assets;
                                             1.000% of the Fund's next $300 million of net assets
                                             0.750% of the next $500 million of net assets; and
                                             0.750% of net assets in excess of $1 billion.

Additionally, the Advisor had voluntarily agreed to waive a portion of its investment advisory fee for the International Stock Fund at an annual rate of 0.10% of the average daily net assets for the period September 1, 2004 through October 31, 2004. The annualized effective rate of this waiver is 0.03%.

Columbia Management Services, Inc. ("CMS") acts as transfer agent and dividend crediting agent for each Fund. Its address is P.O. Box 1722, Boston, Massachusetts 02105-1722. CMS has retained the services of Boston Financial Data Services to assist it in performing its transfer agent functions. It records and disburses dividends for the Funds. Each Fund pays the transfer agent an annual charge per open account as follows:

         Equity Funds               $28.00
         Fixed Income Funds         $34.00
         Money Market Funds         $33.50

Each Fund will also pay for certain reimbursable out-of-pocket expenses as set forth in the agreement. There is no minimum aggregate fee payable by any Fund to CMS for transfer agent services. For certain classes of certain Funds, CMS has agreed to waive transfer agency fees in amounts and for periods more fully described in the relevant prospectus.



                                       e

Columbia Management Distributor, Inc. fka Liberty Funds Distributor, Inc. ("CMD"), a registered securities broker and a member of the National Association of Securities Dealers, Inc., whose address is One Financial Center Boston, MA 02111-2621, is the principal underwriter for the Funds, and is authorized under a distribution agreement with each Fund to sell shares of the Fund. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized financial services firms ("FSFs") or investors.

The Advisor, CMD and CMS are wholly owned subsidiaries of Columbia Management Group, Inc., which is an indirect wholly owned subsidiary of Bank of America Financial Corporation ("Bank of America"). Bank of America and its affiliates provide a wide range of banking, financial, and investment products and services to individuals and businesses. Their principal activities include customer and commercial banking, mortgage lending and servicing, trust administration, investment management, retirement plan services, brokerage and clearing services, securities underwriting, private and corporate financing and advisory activities, and insurance services.

RECENT FEES PAID TO THE ADVISOR, ADMINISTRATOR, CMD AND CMS
Advisory fees paid by each of the Funds for each of the last three fiscal years were as follows:

        FUND                                      2005           2004          2003*
        ----                                     ------      -----------   -----------
        International Stock Fund                  [$ }       $ 4,953,878   $ 1,398,948
        Mid Cap Growth Fund                       [$ }       $ 8,813,801   $ 5,318,563
        Small Cap Growth Fund                     [$ }       $ 7,019,787   $ 3,458,104
        Real Estate Fund                          [$ }       $ 7,214,201   $ 4,042,456
        Technology Fund                           [$ }       $   361,947   $    79,533
        Strategic Investor Fund                   [$ }       $ 2,576,915   $ 1,276,121
        Balanced Fund                             [$ }       $ 3,002,434   $ 2,135,099
        Oregon Municipal Bond Fund                [$ }       $ 2,338,697   $ 1,719,382
        High Yield Fund                           [$ }       $10,523,463   $ 4,977,940

        *The Funds changed their fiscal year end from December 31 to August 31 in 2003. Information provided is for the eight-month period ended August 31, 2003.

A portion of the Advisor's fees are used to pay financial intermediaries for services they provide to investors who invest in the Funds through such financial intermediary. For the fiscal year ended August 31, 2005, the fiscal period ended August 31, 2004 and the fiscal year ended December 31, 2003, the Advisor and its affiliates paid $_________, $6,264,897, and $2,206,111 respectively, to financial intermediaries on behalf of the Funds.

The Funds' 12b-1 Plan monthly service and distribution fees paid to CMD for the period ended August 31, 2005 were (Class C shares were not available until October 13, 2003):

                                              SERVICE FEE                                         DISTRIBUTION FEE
                                              -----------                                         ----------------
                            CLASS A   CLASS B   CLASS C   CLASS D   CLASS G   CLASS T    CLASS B    CLASS C    CLASS D    CLASS G
                            -------   -------   -------   -------   -------   -------    -------    -------    -------    -------
International Stock Fund     $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Mid Cap Growth Fund          $[ ]      $[ ]      $[ ]      $[ ]      $[ ]       $[ ]      $[ ]       $[ ]       $[ ]       $[ ]
Real Estate Equity Fund      $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Technology Fund              $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Strategic Investor Fund      $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Balanced Fund                $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
Oregon Municipal Bond Fund   $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --
High Yield Fund              $[ ]      $[ ]      $[ ]      $[ ]       --         --       $[ ]       $[ ]       $[ ]        --

The transfer agent fees paid to CMS for the fiscal year ended August 31, 2005 under each transfer agent agreement were $_______ for the International Stock Fund, $_________ for the Mid Cap Growth Fund, $_______ for the Small Cap Growth Fund, $_________ for the Real Estate Fund, $_______ for the Technology Fund, $_______ for the Strategic Investor Fund, $_________ for the Balanced Fund, $_______ for the Oregon Municipal Bond Fund and $_________ for the High Yield Fund. The transfer agent fees paid by the International Stock Fund, Mid Cap Growth Fund and Strategic Investor Fund are net of transfer agent fees waived by CMD.

The Advisor performs certain administrative services for the Funds pursuant to a Pricing, Bookkeeping and Fund Administration Agreement (the "Agreement"). Under the terms of the Agreement, the Advisor (a) provides fund accounting and financial reporting oversight of State Street Bank and Trust, who provides the daily fund accounting and financial reporting services; (b)


                                       f
maintains and preserves in a secure manner the accounting records of the Funds;
(c) provides fund administration, including daily prospectus, investment restrictions and 1940 Act compliance review, tax and distribution management, expense budgeting, performance reporting and statistical analysis, and board reporting; and (d) provides disaster planning. For the services rendered by the Advisor, each Fund has agreed to pay a minimum of $25,000 plus two basis points for fund accounting and $19,965 for financial reporting, with a maximum combined fee of $150,000. The Advisor will also be compensated for certain out-of-pocket expenses. The amount paid under this agreement to each of the Funds is set forth in the Funds' Annual Report, which is incorporated by reference into this Statement of Additional Information.

BROKERAGE COMMISSIONS

Total brokerage commissions paid (agency only) by each of the respective Funds for each of the last three fiscal years were:



FUND                                      2005          2004           2003*
----                                     ------      ----------      ----------
Common Stock Fund                         [$ ]       $2,038,302      $1,511,696
Growth Fund                               [$ ]       $3,656,405      $3,916,262
Mid Cap Growth Fund                       [$ ]       $4,568,079      $2,792,191
Small Cap Growth Fund                     [$ ]       $4,182,561      $2,274,813
Real Estate Fund                          [$ ]       $1,006,065      $1,359,961
Balanced Fund                             [$ ]       $1,984,251      $1,432,505
Technology Fund                           [$ ]       $1,103,735      $528,962
Strategic Investor Fund                   [$ ]       $1,457,139      $950,489
International Stock Fund                  [$ ]       $2,219,092      $576,027

         *The Funds changed their fiscal year end from December 31 to August 31 in 2003. Information provided is for the eight-month period ended August 31, 2003.

No agency brokerage commissions were paid by the Fixed Income Securities Fund, High Yield Fund, International Stock Fund, or the Oregon Municipal Bond Fund during the last three years. Of the commissions paid in 2005, the Mid Cap Growth Fund paid $_______, the Small Cap Growth Fund paid $_______, the Balanced Fund paid $_______, the Real Estate Fund paid $______, the Strategic Investor Fund paid $_______, and the Technology Fund paid $______ to acquire third-party research or products.

         At August 31, 2005, the Funds held securities of their regular brokers or dealers as set forth below:



FUND                                        BROKER/DEALER                                  VALUE
----                                        -------------                                  -----
INTERNATIONAL STOCK FUND                    AXA                                            [$          3,828,704 ]
                                            CREDIT SUISSE GROUP                            [$          2,393,572 ]
MID CAP GROWTH FUND                         E*Trade Group Inc                              [$          5,478,878 ]
SMALL CAP GROWTH FUND                       AFFILIATED MANAGERS GROUP                      [$          7,705,265 ]
REAL ESTATE EQUITY FUND                     NONE
TECHNOLOGY FUND                             NONE
STRATEGIC INVESTOR FUND                     JP MORGAN CHASE & CO                           [$          5,153,316 ]
                                            CITIGROUP INC                                  [$          3,027,700 ]
                                            MORGAN STANLEY                                 [$          2,536,500 ]
                                            PIPER JAFFRAY                                  [$          1,502,035 ]
                                            NOMURA HOLDINGS INC- ADR                       [$          1,388,000 ]
                                            MARSH & MCLENNAN CO INC                        [$          1,228,975 ]
                                            NIKKO CORDIAL CORP.                            [$            679,682 ]
BALANCED FUND                               CITIGROUP INC                                  [$          9,091,438 ]
                                            JP MORGAN CHASE & CO                           [$          8,980,658 ]
                                            MORGAN STANLEY                                 [$          6,274,903 ]
                                            MARSH & MCLENNAN CO INC                        [$          2,641,179 ]
                                            WACHOVIA CORP                                  [$          1,802,624 ]
                                            EDWARDS (A.G.)                                 [$          1,645,094 ]

                                       g

FUND                                        BROKER/DEALER                                  VALUE
----                                        -------------                                  -----
                                            E*TRADE GROUP INC.                             [$          1,255,748 ]
                                            MERRILL LYNCH & CO INC                         [$          1,011,960 ]
                                            LEHMAN BROTHERS HOLDINGS                       [$            812,800 ]
                                            GOLDMAN SACHS                                  [$            746,609 ]
OREGON MUNICIPAL BOND FUND                  NONE
COLUMBIA HIGH YIELD FUND                    NONE


Provided each Fund's Board of Directors is satisfied that the Fund is receiving the most favorable price and execution available, the Advisor may consider the sale of the Fund's shares as a factor in the selection of brokerage firms to execute its portfolio transactions. The placement of portfolio transactions with brokerage firms who sell shares of a Fund is subject to rules adopted by the National Association of Securities Dealers, Inc. The Advisor may use research services provided by and allocate purchase and sale orders for portfolio securities to certain financial institutions, including, to the extent permitted by law or order of the SEC, financial institutions that are affiliated with the Advisor, if the Advisor believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. During the years listed, the Funds periodically used Robertson Stephens and Fleet Institutional Trading, affiliated broker-dealers of the Advisor that were disbanded in 2004, to execute purchase and sale orders. During 2004 [and 2005], the Funds periodically used W.R. Hambrecht, an affiliated broker-dealer of the Advisor to execute purchase and sale orders.

The aggregate dollar amount of brokerage commissions paid to Robertson Stephens for the fiscal years 2002, 2003, and 2004 is as follows:

FUND                          2004           2003*         2002
----                        --------       --------      --------
Small Cap Growth Fund       $      0       $      0      $      0
Balanced Fund               $      0       $      0      $  9,330
Mid Cap Growth Fund         $      0       $      0      $      0
Growth Fund                 $      0       $      0      $  3,460
Real Estate Equity Fund     $      0       $      0      $      0
Strategic Investor Fund     $      0       $      0      $ 11,510
Common Stock Fund           $      0       $      0      $  2,020

         The aggregate dollar amount of brokerage commissions paid to Fleet Institutional Trading for fiscal years 2003 and 2004 is as follows:

FUND                          2004           2003*
----                        --------       --------
Balanced Fund               $              $      0
Strategic Investor Fund     $  5,125       $ 34,125
Common Stock Fund           $      0       $      0

*The Funds changed their fiscal year end from December 31 to August 31 in 2003.
     Information provided for 2003 is for the eight-month period ended August 31, 2003.

The aggregate dollar amount of brokerage commissions paid to W.R. Hambrecht for the fiscal years 2005 and 2004 are as follows:

FUND                             2005        2004
----                           -------     -------
Small Cap Growth Fund                      $1,365
Mid Cap Growth Fund                        $9,785
Growth Fund                                $25,250
Strategic Investor Fund                    $1,500


TRUSTEES AND TRUSTEES' FEES

Fund Complex consists of the following funds:

The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia


                                       h

Funds Trust VII, the series of Liberty Variable Investment Trust and 8 closed-end or interval management investment company portfolios (the "Liberty Funds").

The series of Columbia Funds Trust VIII, the series of Columbia Funds Trust IX, the series of Columbia Funds Trust XI and the series of SteinRoe Variable Investment Trust (the "Stein Roe Funds").

Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (the "All-Star Funds").

Columbia Management Multi-Strategy Hedge Fund, LLC.

Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust (the "Columbia Funds").

The series of The Galaxy Funds (the "Galaxy Funds").

The series of Columbia Acorn Trust and the series of Wanger Advisors Trust (the "Acorn Funds" and "WAT Funds," respectively).

The Advisor or its affiliates pay the compensation of all the officers of the funds in the Fund Complex advised by the Advisor, including the Trustees who are affiliated with the Advisor. For the fiscal year ended August 31, 2005 and the calendar year ended December 31, 2004, the Trustees received the following compensation for serving as Trustees:

                                                   Aggregate      Total Compensation from
                                Pension or        Compensation       the Columbia Fund
                                Retirement       from the Fund      Complex Paid to the
                             Benefits Accrued    for the Fiscal       Trustees for the
                             as Part of Fund       Year ended       Calendar Year Ended
         Trustee               Expenses (b)     August 31, 2005    December 31, 2004 (a)
         -------               ------------     ---------------    ---------------------
Douglas A. Hacker                  [ ]                [ ]                  115,500
Janet Langford Kelly               [ ]                [ ]                  101,500
Richard W. Lowry                   [ ]                [ ]                  128,150
William E. Mayer                   [ ]                [ ]                  133,150
Charles R. Nelson                  [ ]                [ ]                  155,073
John J. Neuhauser                  [ ]                [ ]                  143,568
Patrick J. Simpson(c)              [ ]                [ ]                   64,234
Thomas Stitzel                     [ ]                [ ]                  103,500
Thomas C. Theobald(d)              [ ]                [ ]                  110,250
Anne-Lee Verville(e)               [ ]                [ ]                  128,250
Richard L. Woolworth               [ ]                [ ]                   64,234

(a) As of December 31, 2004, the Fund Complex consisted of 127 open-end and 11 closed-end management investment company portfolios.

(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(c) During the fiscal year ended August 31, 2005, and the calendar year ended December 31, 2004, Mr. Simpson deferred $_____, $_____, $_____, $_____,
     $_____, $___, $_____ and $___ of his compensation from the Balanced Fund, Mid Cap Growth Fund, Small Cap Growth Fund, International Stock Fund, Real Estate Equity Fund, Technology Fund, High Yield Fund and Oregon Municipal Bond Fund, respectively, and $_______ of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Simpson's account under that plan was $_______.

(d) During the fiscal year ended August 31, 2005, and the calendar year ended December 31, 2004, Mr. Theobald deferred $_____, $_____, $_____, $_____,
     $_____, $___, $_____ and $___ of his compensation from the Balanced Fund, Mid Cap Growth Fund, Small Cap Growth Fund, International Stock Fund, Real Estate Equity Fund, Technology Fund, High Yield

     Fund and Oregon Municipal Bond Fund, respectively, and $_______ of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Theobald's account under that plan was $_______.

(e) During the fiscal year ended August 31, 2005, and the calendar year ended December 31, 2004, Ms. Verville deferred $_____, $_____, $_____, $_____,
     $_____, $___, $_____ and $___ of his compensation from the Balanced Fund, Mid Cap Growth Fund, Small Cap Growth Fund, International Stock Fund, Real Estate Equity Fund, Technology Fund, High Yield Fund and Oregon Municipal Bond Fund, respectively, and $_______ of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Verville's account under that plan was $_______.

ROLE OF THE BOARD OF TRUSTEES

The Trustees of the Funds are responsible for the overall management and supervision of the Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with service providers for the Fund and review the Fund's performance. The Trustees have created several committees to perform specific functions for the Fund. Mr. Theobald was elected Chairman of the Board of Trustees of the Trust (the "Board") effective December 2003.

AUDIT COMMITTEE

Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Funds and certain service providers. For the fiscal year ended August 31, 2005, the Audit Committee convened _________ times.

GOVERNANCE COMMITTEE

Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Fund. For the fiscal year ended August 31, 2005, the Governance Committee convened ______ times.

ADVISORY FEES & EXPENSES COMMITTEE

Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of the Board. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. For the fiscal year ended August 31, 2005, the Advisory Fees & Expenses Committee convened ______ times.

COMPLIANCE COMMITTEE

Ms. Kelly, Messrs. Nelson, Simpson and Stitzel and Ms. Verville are members of the Compliance Committee of the Board. Prior to May 10, 2005, Ms. Kelly, Messrs. Nelson and Simpson and Ms. Verville were members of the Compliance Committee of the Board. Prior to August 10, 2004, Ms. Kelly, Mr. Nelson and Ms. Verville were members of the Compliance Committee of the Board of Trustees of the Funds. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Trust. The Committee supervises legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Trust's investment adviser, principal underwriter and transfer agent. For the fiscal year ended August 31, 2005, the Compliance Committee convened _____ times.


                                       j

INVESTMENT OVERSIGHT COMMITTEES

Beginning in 2004, each Trustee of the Funds also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of Columbia funds and gives particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Fund Complex which they review:

         IOC #1:                     Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing funds in the following asset categories: Large Growth Diversified, Large Growth
                                     Concentrated, Small Growth, Outside Managed (i.e., sub-advised) and Municipal.

         IOC #2:                     Messrs. Hacker and Ms. Verville are responsible for reviewing funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed
                                     Income - Multi Sector, Fixed Income - Core and Young Investor.

         IOC#3:                      Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Large Value, Mid Cap Value, Small Value,
                                     Asset Allocation, High Yield and Money Market.

         IOC#4:                      Messrs. Nelson, Simpson and Woolworth are responsible for reviewing funds in the following asset categories: Large/Multi-Cap Blend, Mid Cap Growth, Small
                                     Growth, Asset Allocation, Specialty Equity and Taxable Fixed Income.

SHARE OWNERSHIP

The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004 (i) in the Fund and (ii) in the Funds in the Columbia Funds Complex.

                                                               Aggregate Dollar Range of
                                                              Equity Securities Owned in
                                  Dollar Range of                All Funds Overseen by
                            Equity Securities Owned in         Trustee in Columbia Funds
    Name of Trustee                  the Fund                           Complex
    ---------------                  --------                           -------
DISINTERESTED TRUSTEES
Douglas A. Hacker                      $[ ]                          Over $100,000
Janet Langford Kelly                   $[ ]                          Over $100,000
Richard W. Lowry                       $[ ]                          Over $100,000
Charles R. Nelson                      $[ ]                          Over $100,000
John J. Neuhauser                      $[ ]                          Over $100,000
Patrick J. Simpson                     $[ ]                          Over $100,000
Thomas E. Stitzel                      $[ ]                          Over $100,000
Thomas C. Theobald                     $[ ]                          Over $100,000
Anne-Lee Verville (a)                  $[ ]                          Over $100,000
Richard L. Woolworth                   $[ ]                          Over $100,000

INTERESTED TRUSTEES
William E. Mayer                       $[ ]                        $50,001 - $100,000

(a) Ms. Verville has elected to deter her compensation as a Trustee under the deferred compensation plan for Independent Trustees of the Fund Complex. The value of her deferred compensation is determined as if the amounts had been

                                       k
      invested, as of the date of deferral, in shares of one or more funds in the complex as specified by her. At December 31, 2004 the value of her deferred compensation account exceeded $100,000.

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Fund's portfolio managers managed as of May 31, 2005.


                        OTHER SEC-REGISTERED
PORTFOLIO MANAGER       OPEN-END AND CLOSED-END
                        FUNDS                        OTHER POOLED INVESTMENT
                                                     VEHICLES                     OTHER ACCOUNTS
----------------------- ------------ --------------- ------------ --------------- ------------ --------------
                        Number of    Assets          Number of    Assets          Number of    Assets
                        accounts                     accounts                     accounts
----------------------- ------------ --------------- ------------ --------------- ------------ --------------
Name[*]
----------------------- ------------ --------------- ------------ --------------- ------------ --------------
Name
----------------------- ------------ --------------- ------------ --------------- ------------ --------------
Name
----------------------- ------------ --------------- ------------ --------------- ------------ --------------

[* Information for Mr./Ms. [    ], who began managing the Predecessor Fund
after its fiscal year end, is as of [recent practicable date].]

See "Management -- Portfolio Transactions -- Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how the Adviser addresses potential conflicts of interest resulting from an individual's management of more than one account.

OWNERSHIP OF SECURITIES

The table below shows the dollar ranges of shares of the Predecessor Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio managers listed above at the end of the Predecessor Fund's most recent fiscal year:

Portfolio Manager                                       Dollar Range of Equity Securities  in the Fund
                                                        Beneficially Owned
------------------------------------------------------- -----------------------------------------------------
Name[*]
------------------------------------------------------- -----------------------------------------------------

[* Information for Mr./Ms. [    ], who began managing the Fund after its most
recent fiscal year end, is as of [recent practicable date].]

COMPENSATION

As of the Predecessor Fund's most recent fiscal year end, the portfolio managers received all of their compensation from the Adviser and its parent company, Columbia Management Group, in the form of salary, bonus, stock options and restricted stock. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmark[s] noted below, emphasizing the manager's three- and five-year performance. The Adviser may also consider the portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall business performance.

                                       l

PORTFOLIO MANAGER                                       PERFORMANCE BENCHMARK

------------------------------------------------------- -----------------------------------------------------
[Name of Portfolio Manager]                             [Benchmark]


The size of the overall bonus pool each year is determined by Columbia
    Management Group and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser's profitability for the year, which is influenced by assets under management.

OWNERSHIP OF THE FUND
As of record on November 30, 2004, the officers and Trustees of the Trust as a group owned less than 1% of the then outstanding of each of Class A, Class B, Class C and Class Z shares of each Fund.

As of record on November 30, 2004, the following shareholders of record owned 5% or more of one or more of each class of each Fund's then outstanding shares:

BALANCED FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FRANCES A MCCONNELL                                                                 5.08
                     11866 GIRDLED RD
                     CONCORD OH  44077-8805


BALANCED FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     J J B HILLIARD W L LYONS INC                                                       26.85
                     DWIGHT P PLOWMAN
                     501 S 4TH ST
                     LOUISVILLE KY  40202-2520

                     LI MEI FENG                                                                        12.55
                     50 NOVA DR
                     PIEDMONT CA  94610-1038

                     FIRST CLEARING, LLC                                                                 6.54
                     DORIS R KORNEGAY &
                     JOE ISAAC
                     9563 BROKEN OAK BLVD
                     JACKSONVILLE FL  32257-8806

                     DEL GIORGIO FAMILY TRUST                                                            5.30
                     340 OLD MILL RD SPC 63
                     SANTA BARBARA CA  93110-3725




                                       m

BALANCED FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     LEGG MASON WOOD WALKER INC                                                         25.89
                     PO BOX 1476
                     BALTIMORE MD  21203-1476

                     UBS FINANCIAL SERVICES INC. FBO                                                    15.69
                     ROBERT BREIDENBAUGH
                     CAROLYN BREIDENBAUGH
                     369 E. CHURCH STREET
                     ELMHURST IL  60126-3602

                     JOHN WIST &                                                                        11.22
                     GLADYS WIST
                     12111 FAITH LN
                     BOWIE MD  20715-2302

                     FISERV SECURITIES INC                                                               9.36
                     ONE COMMERCE SQUARE
                     2005 MARKET STREET SUITE 1200
                     PHILADELPHIA PA  19103-7008

                     CITIGROUP GLOBAL MARKETS, INC                                                       8.40
                     333 W 34TH ST
                     NEW YORK NY  10001-2402

HIGH YIELD FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            40.97
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     FTC & CO                                                                            5.95
                     PO BOX 173736
                     DENVER CO  80217-3736

HIGH YIELD FUND-B
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CITIGROUP GLOBAL MARKETS, INC.                                                      7.40
                     333 W 34TH ST
                     NEW YORK NY  10001-2402


                                       n

HIGH YIELD FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                23.96
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 3
                     JACKSONVILLE FL  32246-6484

HIGH YIELD FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                11.84
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

                     CITIGROUP GLOBAL MARKETS, INC.                                                      9.27
                     333 W 34TH ST
                     NEW YORK NY  10001-2402

HIGH YIELD FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FLEET NATIONAL BANK 5                                                              36.50
                     FBO CMC OMNIBUS C/C
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

                     CHARLES SCHWAB & CO INC                                                            17.86
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     FLEET NATIONAL BANK                                                                 9.65
                     FBO CMC OMNIBUS C/R
                     PO BOX 92800
                     ROCHESTER NY  14692-8900



                                       o

INTERNATIONAL STOCK FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     NFSC                                                                               25.23
                     KEDAR FAMILY TRUST
                     27862 VIA CORITA WAY
                     LOS ALTOS CA  94022-3230

                     A G EDWARDS & SONS INC FBO                                                          7.22
                     SHAKUNTLA D MILLER
                     1 N JEFFERSON AVE
                     SAINT LOUIS MO  63103-2205

                     PERSHING LLC                                                                        5.29
                     PO BOX 2052
                     JERSEY CITY NJ  07303-2052

INTERNATIONAL STOCK FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FISERV SECURITIES INC                                                               5.14
                     ONE COMMERCE SQUARE
                     2005 MARKET STREET SUITE 1200
                     PHILADELPHIA PA  19103-7008

                     GREG KOYLE                                                                          5.03
                     ESNET MANAGEMENT GROUP LLC
                     R D THOMPSON
                     1024 RIVER HAVEN CIRCLE
                     OREM UT  84097-6680

INTERNATIONAL STOCK FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FLEET NATIONAL BANK                                                                56.62
                     FBO CMC OMNIBUS C/C
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

                     FLEET NATIONAL BANK                                                                12.54
                     FBO CMC OMNIBUS C/R
                     PO BOX 92800
                     ROCHESTER NY  14692-8900


                                       p

MID CAP GROWTH FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            14.55
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

MID CAP GROWTH FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                12.36
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

                     RAYMOND JAMES & ASSOC INC                                                           6.75
                     FBO GOSS TR
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100

                     MORGAN STANLEY DW INC FBO                                                           5.91
                     LEIGH FLOWE FINLEY
                     HARBORSIDE FINANCIAL CNTR PLAZA 3
                     JERSEY CITY NJ  07311

                     PERSHING LLC                                                                        5.81
                     PO BOX 2052
                     JERSEY CITY NJ  07303-2052

                     NFSC                                                                                5.06
                     CAPITAL FORTRESS INTL TRUST
                     RG SOLOMON ARCADE STE 11
                     605 MAIN STREET
                     ST KITTS/NEVIS

MID CAP GROWTH FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     EDWARD D  JONES AND COF/A/O                                                         8.72
                     BEULAH MAE JONES MITCHELL
                     PO BOX 2500
                     MARYLAND HTS MO  63043-8500

                     ADP CLEARING & OUTSOURCING                                                          7.66
                     26 BROADWAY
                     NEW YORK NY  10004-1703


                                        q

MID CAP GROWTH FUND-G
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     COLUMBIA TRUST COMPANY ROLLOVER IRA                                                 5.02
                     JUAN ROSAI
                     25 CRESTVIEW DR
                     NORTH HAVEN CT  06473-3002

MID CAP GROWTH FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FLEET NATIONAL BANK                                                                11.78
                     FBO CMC OMNIBUS C/C
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

                     CHARLES SCHWAB & CO INC                                                            10.77
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     FLEET NATIONAL BANK                                                                 5.13
                     FBO CMC OMNIBUS C/R
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

OREGON MUNICIPAL BOND FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     WAYNE BARKER                                                                       26.59
                     15646 SEASIDE CT
                     BROOKINGS OR  97415-9531

                     CHARLES SCHWAB & CO INC CUST                                                       10.45
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     AMERICAN ENTERPRISE INVESTMENT SVCS                                                10.01
                     PO BOX 9446
                     MINNEAPOLIS MN  55440-9446

                     INTERRA CLEARING SERVICES FBO                                                       5.70
                     DAVID A JOHNSON
                     JANET M JOHNSON
                     JTWROS TEN/WROS
                     7885 NE TODD DR
                     CORVALLIS OR  97330-9683





                                       r

                     DAIN RAUSCHER INC FBO                                                               5.27
                     LOIS O KOCHIS
                     989 NW SPRUCE AVE APT 226
                     CORVALLIS OR  97330-2178

OREGON MUNICIPAL BOND FUND-B
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     DAIN RAUSCHER INC FBO                                                              15.07
                     GILLICI F JACKSON REVOC LIV TRUST
                     611 NW 30TH ST
                     CORVALLIS OR  97330-5144

                     AMERICAN ENTERPRISE INVEST SVCS                                                     8.47
                     PO BOX 9446
                     MINNEAPOLIS MN  55440-9446

                     AMERICAN ENTERPRISE INVEST SVCS                                                     8.44
                     PO BOX 9446
                     MINNEAPOLIS MN  55440-9446

                     DAIN RAUSCHER INC FBO                                                               6.74
                     GM LEAR IRREV LIV TRUST
                     440 NW ELKS DR APT 101
                     CORVALLIS OR  97330-3747

                     DEAN WITTER FBO                                                                     5.90
                     RELLA PANTENBURG &
                     PO BOX 250
                     NEW YORK NY  10008-0250

                     NFSC                                                                                5.28
                     ROBERT WILLIAMS REVOC LIV TRUST
                     14404 SE WEBSTER RD APT 325
                     PORTLAND OR  97267-1972

OREGON MUNICIPAL BOND FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     PIPER JAFFRAY & CO.                                                                34.31
                     800 NICOLLET MALL
                     MINNEAPOLIS MN  55402-7000

                     RAYMOND JAMES & ASSOC INC                                                          16.73
                     FBO SAUNDERS BARNEY
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100



                                       s

                     RAYMOND JAMES & ASSOC INC                                                          14.68
                     FBO WESTENHOUSE H
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100

                     MERRILL LYNCH PIERCE FENNER & SMITH                                                12.82
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

                     RAYMOND JAMES & ASSOC INC                                                           5.99
                     FBO HALL MV
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100

OREGON MUNICIPAL BOND FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     DAIN RAUSCHER INC FBO                                                              21.59
                     LEWIS F ROTH REVOCLIVTRUST
                     4798 BECKER CIR SE
                     ALBANY OR  97322-7139

                     LPL FINANCIAL SERVICES                                                             13.36
                     9785 TOWNE CENTRE DR
                     SAN DIEGO CA  92121-1968

                     PERSHING LLC                                                                       12.42
                     PO BOX 2052
                     JERSEY CITY NJ  07303-2052

                     DAIN RAUSCHER INC FBO                                                              11.13
                     RUTH C LEAR TRUST
                     440 NW ELKS DR APT 101
                     CORVALLIS OR  97330-3747

                     LPL FINANCIAL SERVICES                                                             10.97
                     9785 TOWNE CENTRE DR
                     SAN DIEGO CA  92121-1968

                     NFSC                                                                                6.77
                     FREDERICK A J KINGERY
                     FREDERICK A J KINGERY
                     4163 SW GREENLEAF CT
                     PORTLAND OR  97221-3271



                                       t

                     AMERICAN ENTERPRISE INVESTMENT SVCS                                                 6.15
                     PO BOX 9446
                     MINNEAPOLIS MN  55440-9446

                     AMERICAN ENTERPRISE INVESTMENT SVCS                                                 6.11
                     P.O BOX 9446
                     MINNEAPOLIS MN  55440-9446
OREGON MUNICIPAL BOND FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                             7.06
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

REAL ESTATE EQUITY FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            37.16
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     NATIONWIDE TRUST CO FSB                                                            15.52
                     PO BOX 182029
                     COLUMBUS OH  43218-2029

REAL ESTATE EQUITY FUND-B
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                 5.12
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

REAL ESTATE EQUITY FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     ADP CLEARING & OUTSOURCING                                                          8.13
                     26 BROADWAY
                     NEW YORK NY  10004-1703


                                       u

REAL ESTATE EQUITY FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     FIRST CLEARING, LLC                                                                 7.26
                     8911 BLOOMFIELD BLVD
                     SARASOTA FL  34238-4452

REAL ESTATE EQUITY FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            27.57
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     FLEET NATIONAL BANK                                                                18.12
                     FBO CMC OMNIBUS C/C
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

                     FLEET NATIONAL BANK                                                                 5.49
                     FBO CMC OMNIBUS C/R
                     PO BOX 92800
                     ROCHESTER NY  14692-8900

SMALL CAP GROWTH FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                             8.32
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     SAXON AND CO                                                                        8.29
                     OMNIBUS
                     PO BOX 7780-1888
                     PHILADELPHIA PA  19182-0001

                     STANDARD INSURANCE COMPANY                                                          7.24
                     1100 SW 6TH AVE
                     PORTLAND OR  97204-1020

STRATEGIC INVESTOR FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            14.55
                     SPECIAL CUSTODY A/C FOR BENFT CUST
                     101 MONTGOMERY STREET
                     SAN FRANCISCO CA  94104-4122

                     CHARLES SCHWAB & CO INC                                                             9.50
                     SPECIAL CUSTODY A/C FOR BENFT CUST
                     101 MONTGOMERY STREET
                     SAN FRANCISCO CA  94104-4122

STRATEGIC INVESTOR FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     MERRILL LYNCH PIERCE FENNER & SMITH                                                 8.15
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

STRATEGIC INVESTOR FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CITIGROUP GLOBAL MARKETS, INC.                                                     34.11
                     333 W 34TH ST
                     NEW YORK NY  10001-2402

STRATEGIC INVESTOR FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                            10.11
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122

                     COLUMBIA TRUST CO AGENT                                                             5.96
                     FBO US NATURAL RESOURCES AND
                     FRIEDRICH AIR COND PEN PL-EMPLEE
                     PO BOX 1350
                     PORTLAND OR  97207-1350

                                       w

TECHNOLOGY FUND-A
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     SEI PRIVATE TRUST CO                                                                9.99
                     ONE FREEDOM VALLEY DRIVE
                     OAKS PA  19456

                     NFSC                                                                                9.32
                     R LEE RIGNEY
                     224 CEDAR ST
                     ENGLEWOOD NJ  07631-3131

                     MERRILL LYNCH PIERCE FENNER & SMITH                                                 6.02
                     FOR THE SOLE BENEFIT OF
                     ITS CUSTOMERS
                     4800 DEER LAKE DR E FL 2
                     JACKSONVILLE FL  32246-6484

TECHNOLOGY FUND-C
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     NFSC                                                                                7.55
                     WALLACE W SCHOOLER
                     4480 SCHOOLER RD
                     CRIDERSVILLE OH  45806-9727

                     UBS FINANCIAL SERVICES INC. FBO                                                     7.51
                     UBS-FINSVC CDN FBO
                     T MCCULLOUGH STROTHER
                     P.O.BOX 3321,
                     1000 HARBOR BLVD
                     WEEHAWKEN NJ  07086-6761

TECHNOLOGY FUND-D
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     LPL FINANCIAL SERVICES                                                             48.03
                     9785 TOWNE CENTRE DR
                     SAN DIEGO CA  92121-1968

                     COLUMBIA TRUST COMPANY                                                             19.34
                     THOMASVILLE HOME FURNISHINGS OF AZ
                     BRANDON D LEVALLEY
                     18971 CAMINITO CANTILENA #19
                     SAN DIEGO CA  92128-6166


                     RAYMOND JAMES & ASSOC INC                                                           7.90
                     FBO BARNETT IRA
                     880 CARILLON PKWY
                     ST PETERSBURG FL  33716-1100

                     CITIGROUP GLOBAL MARKETS, INC.                                                      6.63
                     333 W 34TH ST
                     NEW YORK NY  10001-2402

                     USAA INVESTMENT MANAGEMENT CO                                                       5.06
                     9800 FREDERICKSBURG RD
                     SAN ANTONIO TX  78288-0001

TECHNOLOGY FUND-Z
                     NAME AND ADDRESS                                                PERCENT OF SHARES HELD AT NOVEMBER 30, 2004
                     ----------------                                                -------------------------------------------
                     CHARLES SCHWAB & CO INC                                                             8.88
                     SPECIAL CUSTODY ACCT FOR EXCLUSIVE
                     OF CUSTOMERS
                     101 MONTGOMERY ST
                     SAN FRANCISCO CA  94104-4122


SALES CHARGES

For the fiscal years ended August 31, 2005 and August 31, 2004, the following sales charges were paid by shareholders in respect to Class A, D and T shares*:

                                                      CLASS A                         CLASS D                     CLASS T
                                                      -------                         -------                     -------
                                               2005          2004              2005         2004            2005        2004
                                           -----------    -----------      -----------   ----------       --------    --------
International Stock Fund                   $              $44,752          $             $89                          --
Mid Cap Growth Fund                        $              $58,047          $             $382                         $1,845
Real Estate Equity Fund                    $              $212,798         $             $5,756                       --
Technology Fund                            $              $48,422          $             $359                         --
Strategic Investor Fund                    $              $652,526         $             $25                          --
Balanced Fund                              $              $26,350          $             $729                         --
Oregon Municipal Bond Fund                 $              $18,602          $             $966                         --
High Yield Fund                            $              $790,974         $             $46,454                      --

*Class D shares closed to new investors effective October 13, 2003, and the front-end sales charge of 1.00% is waived effective October 13, 2003.

For the fiscal years ended August 31, 2004 and August 31, 2005, CMD, as Distributor, retained the following fees:

                                                                                INTERNATIONAL STOCK FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005
                                                                          -----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $44,752
Initial sales charges retained by CMD                                     $[ ]                           $ 7,736
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                           $    19




                                       y

                                                                                INTERNATIONAL STOCK FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $19,281
                                                                          $[ ]
                                                                          $[ ]



                                                                                INTERNATIONAL STOCK FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $136
                                                                          $[ ]
                                                                          $[ ]

                                                                                INTERNATIONAL STOCK FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
                                                                          $[ ]                             $28
                                                                          $[ ]
                                                                          $[ ]

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.



                                                                                  MID CAP GROWTH FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $58,047
Initial sales charges retained by CMD                                     $[ ]                           $ 9,271
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                             $ 0


                                                                                  MID CAP GROWTH FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $12,291




                                                                                  MID CAP GROWTH FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $264



                                                                                  MID CAP GROWTH FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                             $21


                                       z

                                                                                  MID CAP GROWTH FUND*
                                                                                     Class G Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $2,954

*Class A, B, D and G shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.



                                                                                REAL ESTATE EQUITY FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                          $212,798
Initial sales charges retained by CMD                                     $[ ]                          $ 32,403
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                          $ 25,000



                                                                                REAL ESTATE EQUITY FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $23,444



                                                                                REAL ESTATE EQUITY FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $2,004




                                                                                REAL ESTATE EQUITY FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $4,273

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.

                                                                                    TECHNOLOGY FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $48,422
Initial sales charges retained by CMD                                     $[ ]                           $ 8,022
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                           $     0


                                                                                    TECHNOLOGY FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $40,538



                                       aa

                                                                                    TECHNOLOGY FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $883



                                                                                    TECHNOLOGY FUND*
                                                                                      Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                             $11

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.

                                                                                STRATEGIC INVESTOR FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                          $652,526
Initial sales charges retained by CMD                                     $[ ]                          $ 93,760
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                          $    487




                                                                                STRATEGIC INVESTOR FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $26,530




                                                                                STRATEGIC INVESTOR FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $1,230




                                                                                STRATEGIC INVESTOR FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                             $12

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.

                                                                                     BALANCED FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $26,350
Initial sales charges retained by CMD                                     $[ ]                           $ 4,251
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                           $     0



                                       bb

                                                                                     BALANCED FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $15,155


                                                                                     BALANCED FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $282



                                                                                     BALANCED FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                             $9

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.

                                                                               OREGON MUNICIPAL BOND FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                           $18,602
Initial sales charges retained by CMD                                     $[ ]                           $ 2,240
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                           $     0



                                                                               OREGON MUNICIPAL BOND FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $9,564




                                                                               OREGON MUNICIPAL BOND FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $685



                                                                               OREGON MUNICIPAL BOND FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                            $119

*Class A, B and D shares were initially offered on November 1, 2002 and Class C Shares were initially offered on October 13, 2003.



                                       cc

                                                                                    HIGH YIELD FUND*
                                                                                     Class A Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate initial sales charges on Fund share sales                       $[ ]                          $790,974
Initial sales charges retained by CMD                                     $[ ]                          $ 96,270
Aggregate contingent deferred sales charges (CDCS)                        $[ ]                          $ 66,541
  On Fund redemptions retained by CMD


                                                                                    HIGH YIELD FUND*
                                                                                     Class B Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD
                                                                          $[ ]                          $297,129


                                                                                    HIGH YIELD FUND*
                                                                                     Class C Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $32,727



                                                                                    HIGH YIELD FUND*
                                                                                     Class D Shares
                                                                                   Fiscal year ended,
                                                                          2005                            2004
                                                                          ----                            ----
Aggregate CDSC on Fund redemptions retained by CMD                        $[ ]                           $39,786

*Class A, B and D shares were initially offered on November 1, 2002 and Class C shares were initially offered on October 13, 2003.


12B-1 PLANS, CDSC AND CONVERSION OF SHARES

          The Directors have approved a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan") for the Funds' Class A, B, C, D and G shares. Under the 12b-1 Plan, each Fund pays CMD a monthly service fee at an annual rate of up to 0.25% of the Fund's net assets attributed to Class A, B, C and D shares. Each Fund may also pay CMD monthly a distribution fee at an annual rate of 0.10% of the Fund's daily net assets attributed to Class A shares and up to 0.75% of the Fund's average daily net assets attributable to Class B, C and D shares. The Funds' Board of Directors currently limits payments under the 12b-1 Plan for Class A shares to 0.25% annually. Also under the 12b-1 Plan, the Mid Cap Growth Fund pays CMD a monthly service fee at an annual rate of up to 0.50% of the Fund's net assets attributed to Class G shares, made up of up to 0.25% for certain shareholder services ("Shareholder Liaison Services") and up to 0.25% for administrative services ("Administrative Support Services"). The Mid Cap Growth Fund also pays CMD monthly a distribution fee at an annual rate of up to 0.65% of the Fund's average daily net assets attributed to Class G shares.

For the Oregon Municipal Bond Fund, CMD has voluntarily agreed to waive a portion of its Class C and Class D distribution fees so that these fees do not exceed 0.65% annually of Class C's and Class D's average daily net assets. For the High Yield Fund, the Distributor has voluntarily agreed to waive a portion of its Class C and Class D distribution fees so that these fees do not exceed 0.85% annually of the Class C's and Class D's average daily net assets.

The monthly service and distribution fees shall be used by CMD to cover expenses and activities primarily intended to result in the sale of Fund shares. These expenses and activities may include but are not limited to: (a) direct out-of-pocket promotional expenses incurred by CMD in advertising and marketing Fund shares; (b) expenses incurred in connection with preparing, printing, mailing, and distributing or publishing advertisements and sales literature; (c) expenses incurred in connection with printing and mailing prospectuses and Statements of Additional Information to other than current shareholders; (d) periodic payments or commissions to one or more securities dealers, brokers, financial institutions and other industry professionals ("Service Organizations") with respect to the Funds' shares beneficially owned by customers for whom the Service Organization is the shareholder of record; (e) the direct and indirect cost of financing the payments or expenses included in
(a) and (d) above;

                                       dd
or (f) such other services as may be construed by any court or governmental agency or commission, including the SEC, to constitute distribution services under the 1940 Act or rules and regulations thereunder.

Shareholder Liaison Services may include the following services provided by financial services firms ("FSFs"): (a) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (b) processing dividend payments; (c) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (d) providing periodic mailings to customers. Administrative Support Services may include the following services provided by FSFs: (a) providing customers with information as to their positions in Class G shares; (b) responding to customer inquiries; and
(c) providing a service to invest the assets of customers in Class G shares.

CMD may use the entire amount of such fees to defray the cost of commissions and service fees paid to FSFs and for certain other purposes. Since the distribution and service fees are payable regardless of CMD's expenses, CMD may realize a profit from the fees. The 12b-1 Plan authorizes the Advisor to make payments out of its own funds for distribution or services costs. At this time, the total Class G service and distribution fees have been limited to 0.95% for the Mid Cap Growth Fund. These limitations may be modified or terminated by the Board of Directors at any time.

The Plan authorizes any other payments by the Funds to CMD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of the Fund's shares.

         The Trustees of the Trust believe the Plan could be a significant factor in the growth and retention of the Fund's assets resulting in a more advantageous expense ratio and increased investment flexibility that could benefit each class of the Fund's shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees of the Trust who are not interested persons of the Trust are effected by such disinterested Trustees.

         Shares of Class A, D and T shares are offered with a front-end sales charge, payable at the time of purchase, unless waived as set forth in the Prospectus for such Fund. Class B, C and G shares are offered without a front-end sales charge, but are subject to a contingent deferred sales charge depending on the length of time the shares are held. Class A, C, D and T shares held for fewer than 18 months (12 months in the case of Class C and D) after purchase are subject to a 1.00% contingent deferred sales charge. A detailed description of these various sales charges can be found in the Prospectus for the relevant class. Class T shares received in connection with a fund merger are subject to a contingent deferred sales charge if redeemed within 12 months of the original purchase.

         No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

         Except in certain limited circumstances, Class G shares of a Fund automatically convert into Class T shares of the same Fund at the time disclosed in the relevant Fund's Prospectus for Class T and G shares. Class B shares automatically convert into Class A shares of the same Fund at the time disclosed in the relevant Fund's Prospectus for Class A, B, C and D shares.

SALES-RELATED EXPENSES OF CMD RELATING TO THE FUNDS WERE:

INTERNATIONAL STOCK FUND

                                                          Fiscal Year Ended August 31, 2005

                                        Class A              Class B                Class C                 Class D
                                        -------              -------                -------                 -------
                                        Shares               Shares                 Shares                  Shares
                                        ------               ------                 ------                  ------
Fees to FSFs                            $[ ]               $[ ]                      $[ ]                     $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                     $[ ]               $[ ]                      $[ ]                     $[ ]
Allocated travel, entertainment
and other expenses                      $[ ]               $[ ]                      $[ ]                     $[ ]


                                       ee

MID CAP GROWTH FUND                                        Fiscal Year Ended August 31, 2005
                                    Class A     Class B      Class C          Class D      Class G        Class T
                                    --------    --------     --------         --------     --------       -------
                                     Shares       Shares      Shares          Shares        Shares         Shares
                                     ------       ------      ------         -------        ------         ------
Fees to FSFs                          $[ ]         $[ ]        $[ ]           $[ ]           $[ ]           $[ ]
Allocated cost of sales
material relating to the Fund
(including printing, mailing
and other promotion expenses)         $[ ]         $[ ]        $[ ]           $[ ]           $[ ]           $[ ]
Allocated travel, entertainment
and other  expenses                   $[ ]         $[ ]        $[ ]           $[ ]           $[ ]           $[ ]



REAL ESTATE EQUITY FUND                               Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                              $[ ]            $[ ]            $[ ]             $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                       $[ ]            $[ ]            $[ ]             $[ ]
Allocated travel, entertainment
and other  expenses                       $[ ]            $[ ]            $[ ]             $[ ]

TECHNOLOGY FUND                                     Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                             $[ ]            $[ ]             $[ ]            $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                      $[ ]            $[ ]             $[ ]            $[ ]
Allocated travel, entertainment
and other  expenses                      $[ ]            $[ ]             $[ ]            $[ ]

STRATEGIC INVESTOR FUND                                Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                             $[ ]             $[ ]            $[ ]            $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                      $[ ]             $[ ]            $[ ]            $[ ]
Allocated travel, entertainment
and other  expenses                      $[ ]             $[ ]            $[ ]            $[ ]

BALANCED FUND                                         Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                           $[ ]              $[ ]             $[ ]            $[ ]
Allocated cost of sales
material relating to the Fund
(including printing, mailing
and other promotion expenses)          $[ ]              $[ ]             $[ ]            $[ ]
Allocated travel, entertainment
and other  expenses                    $[ ]              $[ ]             $[ ]            $[ ]


                                       ff

OREGON MUNICIPAL BOND FUND                        Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                              $[ ]            $[ ]            $[ ]             $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                       $[ ]            $[ ]            $[ ]             $[ ]
Allocated travel, entertainment
and other  expenses                       $[ ]            $[ ]            $[ ]             $[ ]

HIGH YIELD FUND                                       Fiscal Year Ended August 31, 2005
                                        Class A           Class B          Class C        Class D
                                        -------           -------          -------        -------
                                        Shares            Shares           Shares         Shares
                                        ------            ------           ------         ------
Fees to FSFs                              $[ ]            $[ ]            $[ ]            $[ ]
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                       $[ ]            $[ ]            $[ ]            $[ ]
Allocated travel, entertainment
and other  expenses                       $[ ]            $[ ]            $[ ]            $[ ]

CUSTODIAN OF THE FUND
State Street Bank and Trust Company, located at 225 Franklin Street, Boston, MA 02101, is the Fund's custodian. The custodian is responsible for safeguarding and controlling the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT REGISTERED PULIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP, located at 125 High Street, Boston, MA 02110, serves as the Fund's independent registered public accounting firm, providing audit services, tax return review services and assistance and consultation in connection with the review of various SEC filings. The Financial Statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the reports of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.



                                       gg

                      STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include the series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Columbia Funds Trust VIII, Columbia Funds Series Trust I (formerly named Columbia Funds Trust IX) and Columbia Funds Trust XI (each a Trust and together, the Trusts, also known as Fund Complex). In certain cases, the discussion applies to some, but not all, of the Funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING

In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.

SHORT SALES

A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

LOWER-RATED DEBT SECURITIES

Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the Fund's achievement of its investment goal; and

4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

COMMON STOCK, PREFERRED STOCK AND WARRANTS

Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the company's capital stock at a set price for a specified period of time.

FOREIGN SECURITIES

The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a sub-custodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

The Fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

EXCHANGE-TRADED FUNDS ("ETFS"). The Fund may invest in ETFs up to the maximum amount allowable under the 1940 Act. ETFs are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international.

ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.

The Fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders of the Fund may also indirectly bear similar expenses of an ETF.

ZERO COUPON SECURITIES (ZEROS)

The Fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)

The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSIT are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by a business to finance short-term needs (including promissory notes with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement in which the Fund would be allowed to invest directly.

CERTIFICATES OF DEPOSIT are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. TIME DEPOSITS are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central

Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund.

BANK OBLIGATIONS include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part 1 of this SAI. For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a Fund's assets that may be invested in STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component is usually volatile in response to changes in interest rates.

In U.S. TREASURY ROLLS, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

COMMERCIAL PAPER is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

STRIPPED OBLIGATIONS

To the extent consistent with their investment objective, Funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the Funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Funds' Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

MUNICIPAL SECURITIES

Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this SAI and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, each

Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

PRIVATE ACTIVITY BONDS

The Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

MUNICIPAL LEASE OBLIGATIONS

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

SECURITIES LOANS

The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

INTERFUND BORROWING AND LENDING

The Fund may lend money to and borrow money from other affiliated registered open-end investment companies. The Fund may borrow through the program when the Advisor believes borrowing is appropriate and the costs are equal to or lower than the costs of bank loans. When borrowing money, the Fund is subject to the risk that the securities the Fund acquires with the borrowed money or would otherwise have sold will decline in value. When lending money, the Fund is subject to the risk that the borrower will be unwilling or unable to make timely payments of interest or principal.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)

The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Fund from the transaction.

REITS

The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy.

ASSET-BACKED SECURITIES

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively lengthen the expected maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

CUSTODY RECEIPTS AND TRUST CERTIFICATES. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly "disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

LINE OF CREDIT

The Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goal and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian..

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities;

three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

MUNICIPAL BOND INDEX FUTURES CONTRACTS. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

OPTIONS ON FUTURES CONTRACTS. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The Funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

OPTIONS ON FOREIGN STOCK INDICES. The Funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

SWAP AGREEMENTS (SWAPS, CAPS, COLLARS AND FLOORS)

The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

EQUITY SWAPS

The Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

RISK FACTORS IN EQUITY SWAP TRANSACTIONS. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the portfolio managers do not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. See "Taxes" for information on tax risks associated with equity swaps.

FOREIGN CURRENCY TRANSACTIONS

The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

PARTICIPATION INTERESTS

The Fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

VARIABLE AND FLOATING RATE OBLIGATIONS

Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

If a variable or floating rate instrument is not rated, the Fund's Advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

CURRENCY SWAPS. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

GUARANTEED INVESTMENT CONTRACTS

Pursuant to guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.

The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.

BANK INVESTMENT CONTRACTS

Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the Funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

LOAN PARTICIPATIONS

Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

STRUCTURED INVESTMENTS

Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.

Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.

YANKEE OBLIGATIONS

Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

AMERICAN, EUROPEAN, CONTINENTAL AND GLOBAL DEPOSITARY RECEIPTS

American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

TEMPORARY CASH BALANCES

The Funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.

TAXES

In this section, all discussions of taxation at the shareholder and fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

FEDERAL TAXES. Although it may be one of several series in a single trust, the Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (Code). The Fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets.

To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer, other than U.S. government securities or other regulated investment companies; or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (c) distribute with respect to each year at least 90% of its taxable net investment income, its tax-exempt interest income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation , provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do not apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of
(c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. As a regulated investment company that is accorded special tax treatment, the Fund will not be subject to any federal income taxes on its net investment income and net realized capital gains that it distributes to shareholders on the form of dividends and in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" accorded special tax treatment in any taxable year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions (including any distributions of net tax-exempt income and net long-term capital gains) would generally be taxable as ordinary income to the shareholders, except to the extent they were treated as "qualified dividend income," as described below. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the federal corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends may be, however, includable in adjusted current earnings for purposes of computing corporate federal AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces tax basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.

FUND DISTRIBUTIONS. Distributions from the Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) will generally be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning on or before December 31, 2008.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price of the shareholder paid). Distributions are taxable whether received in cash or in Fund shares.

QUALIFIED DIVIDEND INCOME. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. With respect to a Fund investing in bonds, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

In general, distributions of investment income properly designated by the Fund as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt Fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder (but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes). The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

Income from certain "private activity bonds" issued after August 7, 1986, is treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time Fund shares are held by the shareholder.

A tax-exempt Fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the Fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users, as further defined in the Code. Income derived from the Fund's investments other than tax-exempt instruments may give rise to taxable income. The Fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of Fund shares to the extent of tax-exempt dividends paid during that period. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Under Treasury regulations, if on a disposition of Fund shares a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder will likely have to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. You are advised to consult with your tax advisor.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to backup withholding for taxpayers who fail to furnish a correct taxpayer identification number, who have under-reported dividend or interest income, or who fail to certify to the Fund that the shareholder is a United States person and is not subject to the withholding. This number and certification may be provided by either a Form W-9 or the accompanying application. In certain instances, CMS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This may produce a difference between the Fund's book income and its taxable income possibly accelerating distributions or converting distributions of book income and gains to returns of capital for book purposes.

If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal income tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund." A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

NON-U.S. SHAREHOLDERS. In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the recent legislation, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S.

person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Recent legislation modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the legislation, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning on September 1, 2005) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES (THIS SECTION IS APPLICABLE ONLY TO THE COLUMBIA TAX-MANAGED GROWTH FUND)

FEDERAL GIFT TAXES. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.

Under the Columbia Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceed $11,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.

Under the Columbia Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.

No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), including taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount, which is $1,000,000 for gifts made after December 31, 2001, and before January 1, 2010.

Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's Federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.

The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $22,000.

The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

GENERATION-SKIPPING TRANSFER TAXES

If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Columbia Advantage Plan and does not exceed the available annual exclusion amount. An exemption (the "GST exemption"), equal to $1.5 million in 2005, is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate (47% for gifts made in 2005) on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.

INCOME TAXES

The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Columbia Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.

Under the Columbia Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.

If the donor selects the Columbia Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 35%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 15%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.

When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

CONSULTATION WITH QUALIFIED ADVISOR

Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.

MANAGEMENT OF THE FUNDS The Advisor provides administrative and management services to the Funds. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. (NPMI), merged into Columbia Management Advisors, Inc. Each of the four merging companies was a registered investment advisor and advised various Funds in the Fund Complex. The Advisor, located at 100 Federal Street, Boston, Massachusetts 02110, is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. The Advisor has been an investment advisor since 1969.

In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. (NFMI), a subsidiary of NPMI and a registered investment advisor that advised several Funds in the Fund Complex, merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the Advisor to the Funds previously advised by NFMI.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 49)        Trustee       1996       Executive Vice President -         101        Nash Finch Company (food
P.O. Box 66100                                             Strategy of United Airlines                         distributor)
Chicago, IL 60666                                          (airline) since December,
                                                           2002 (formerly President of
                                                           UAL Loyalty Services
                                                           (airline) from September,
                                                           2001 to December, 2002;
                                                           Executive Vice President
                                                           and Chief Financial Officer
                                                           of United Airlines from
                                                           July, 1999 to September,
                                                           2001; Senior Vice
                                                           President-Finance from
                                                           March, 1993 to July, 1999).

Janet Langford Kelly (Age 47)     Trustee       1996       Partner, Zelle, Hofmann,           101                    None
9534 W. Gull Lake Drive                                    Voelbel, Mason & Gette LLP
Richland, MI 49083-8530                                    (law firm) since March,
                                                           2005; Adjunct Professor of
                                                           Law, Northwestern
                                                           University, since
                                                           September, 2004 (formerly
                                                           Chief Administrative
                                                           Officer and Senior Vice
                                                           President, Kmart Holding
                                                           Corporation (consumer
                                                           goods), from September,
                                                           2003 to March, 2004;
                                                           Executive Vice
                                                           President-Corporate
                                                           Development and
                                                           Administration, General
                                                           Counsel and Secretary,
                                                           Kellogg Company (food
                                                           manufacturer), from
                                                           September, 1999 to August,
                                                           2003; Senior Vice
                                                           President, Secretary and
                                                           General Counsel, Sara Lee
                                                           Corporation (branded,
                                                           packaged, consumer-products
                                                           manufacturer) from January,
                                                           1995 to September, 1999).

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Richard W. Lowry (Age 69)         Trustee       1995       Private Investor since            103(3)                  None
10701 Charleston Drive                                     August, 1987 (formerly
Vero Beach, FL 32963                                       Chairman and Chief
                                                           Executive Officer, U.S.
                                                           Plywood Corporation
                                                           (building products
                                                           manufacturer)).

Charles R. Nelson (Age 62)        Trustee       1981       Professor of Economics,           101                     None
Department of Economics                                    University of Washington,
University of Washington                                   since January, 1976; Ford
Seattle, WA 98195                                          and Louisa Van Voorhis
                                                           Professor of Political
                                                           Economy, University of
                                                           Washington, since
                                                           September, 1993 (formerly
                                                           Director, Institute for
                                                           Economic Research,
                                                           University of Washington
                                                           from September, 2001 to
                                                           June, 2003); Adjunct
                                                           Professor of Statistics,
                                                           University of Washington,
                                                           since September, 1980;
                                                           Associate Editor, Journal
                                                           of Money Credit and
                                                           Banking, since September,
                                                           1993; consultant on
                                                           econometric and statistical
                                                           matters.

John J. Neuhauser (Age 62)        Trustee       1985       Academic Vice President and       103(3)        Saucony, Inc. (athletic
84 College Road                                            Dean of Faculties since                                footwear)
Chestnut Hill, MA 02467-3838                               August, 1999, Boston
                                                           College (formerly Dean,
                                                           Boston College School of
                                                           Management from September,
                                                           1977 to August, 1999).

Patrick J. Simpson (Age 61)       Trustee       2000       Partner, Perkins Coie             101                     None
1120 N.W. Couch Street                                     L.L.P. (law firm).
Tenth Floor
Portland, OR 97209-4128

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas E. Stitzel (Age 69)        Trustee       1998       Business Consultant since          101                    None
2208 Tawny Woods Place                                     1999 (formerly Professor of
Boise, ID 83706                                            Finance from 1975 to 1999,
                                                           College of Business, Boise
                                                           State University);
                                                           Chartered Financial
                                                           Analyst.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 68)       Trustee       1996       Partner and Senior Advisor,        101            Anixter International
8 Sound Shore Drive,                and                    Chicago Growth Partners                             (network support
Suite 285                        Chairman                  (private equity investing)                       equipment distributor);
Greenwich, CT 06830               of the                   since September, 2004                              Ventas, Inc. (real
                                   Board                   (formerly Managing                                  estate investment
                                                           Director, William Blair                            trust); Jones Lang
                                                           Capital Partners (private                         LaSalle (real estate
                                                           equity investing) from                          management services) and
                                                           September, 1994 to                                Ambac Financial Group
                                                           September, 2004).                                  (financial guaranty
                                                                                                                  insurance)

Anne-Lee Verville (Age 59)        Trustee       1998       Retired since 1997                 101          Chairman of the Board of
359 Stickney Hill Road                                     (formerly General Manager,                      Directors, Enesco Group,
Hopkinton, NH 03229                                        Global Education Industry,                      Inc. (designer, importer
                                                           IBM Corporation (computer                          and distributor of
                                                           and technology) from 1994                             giftware and
                                                           to 1997).                                             collectibles)

Richard L. Woolworth (Age 64)     Trustee       1991       Retired since December 2003        101            Northwest Natural Gas
100 S.W. Market Street                                     (formerly Chairman and                          Co. (natural gas service
#1500                                                      Chief Executive Officer,                                provider)
Portland, OR 97207                                         The Regence Group (regional
                                                           health insurer); Chairman
                                                           and Chief Executive
                                                           Officer, BlueCross
                                                           BlueShield of Oregon;
                                                           Certified Public
                                                           Accountant, Arthur Young &
                                                           Company)

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
INTERESTED TRUSTEE
William E. Mayer(2) (Age 65)      Trustee       1994       Partner, Park Avenue Equity       103(3)         Lee Enterprises (print
399 Park Avenue                                            Partners (private equity)                        media), WR Hambrecht +
Suite 3204                                                 since February, 1999                             Co. (financial service
New York, NY 10022                                         (formerly Partner,                                 provider); Reader's
                                                           Development Capital LLC                           Digest (publishing);
                                                           from November, 1996 to                             OPENFIELD Solutions
                                                           February, 1999).                                    (retail industry
                                                                                                             technology provider)

(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

                                              Year First
                                              Elected or
                                  Position     Appointed                            Principal Occupation(s)
     Name, Address and Age       with Funds    to Office                             During Past Five Years
------------------------------   ----------   ----------   -------------------------------------------------------------------------
OFFICERS
Christopher L. Wilson (Age 48)    President      2004      Head of Mutual Funds since August, 2004 and Senior Vice President of the
One Financial Center                                       Advisor since January, 2005; President of the Columbia Funds, Liberty
Boston, MA 02111                                           Funds and Stein Roe Funds since October, 2004; President and Chief
                                                           Executive Officer of the Nations Funds since January, 2005; President of the Galaxy Funds since April 2005; Director of Bank of America Global
                                                           Liquidity Funds, plc since May 2005; Director of Banc of America Capital
                                                           Management (Ireland), Limited since May 2005; Senior Vice President of
                                                           BACAP Distributors LLC since January, 2005; Director of FIM Funding, Inc.
                                                           since January, 2005; Senior Vice President of Columbia Management
                                                           Distributors, Inc. since January, 2005; Director of Columbia Management
                                                           Services, Inc. since January, 2005 (formerly President and Chief
                                                           Executive Officer, CDC IXIS Asset Management Services, Inc. from
                                                           September, 1998 to August, 2004).

J. Kevin Connaughton (Age 40)     Treasurer      2000      Treasurer of the Columbia Funds since October, 2003 and of the Liberty
One Financial Center                                       Funds, Stein Roe Funds and All-Star Funds since December, 2000; Vice
Boston, MA 02111                                           President of the Advisor since April, 2003 (formerly President of the
                                                           Columbia Funds, Liberty Funds and Stein Roe Funds from February, 2004 to
                                                           October, 2004; Chief Accounting Officer and Controller of the Liberty
                                                           Funds and All-Star Funds from February, 1998 to October, 2000); Treasurer of the Galaxy Funds since September, 2002 (formerly Treasurer from
                                                           December, 2002 to December, 2004 and President from February, 2004 to
                                                           December, 2004 of the Columbia Management Multi-Strategy Hedge Fund, LLC;
                                                           Vice President of Colonial Management Associates, Inc. from February,
                                                           1998 to October, 2000).

Mary Joan Hoene (Age 55)           Senior        2004      Senior Vice President and Chief Compliance Officer of the Columbia Funds,
100 Federal Street                  Vice                   Liberty Funds, Stein Roe Funds and All-Star Funds since August, 2004;
Boston, MA 02110                  President                Chief Compliance Officer of the Columbia Management Multi-Strategy Hedge
                                  and Chief                Fund, LLC since August, 2004; Chief Compliance Officer of the BACAP
                                 Compliance                Alternative Multi-Strategy Hedge Fund LLC since October, 2004 (formerly
                                   Officer                 Partner, Carter, Ledyard & Milburn LLP from January, 2001 to August,
                                                           2004; Counsel, Carter, Ledyard & Milburn LLP from November, 1999 to
                                                           December, 2000; Vice President and Counsel, Equitable Life Assurance
                                                           Society of the United States from April, 1998 to November, 1999).

Michael G. Clarke (Age 35)          Chief        2004      Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein Roe
One Financial Center             Accounting                Funds and All-Star Funds since October, 2004 (formerly Controller of the
Boston, MA 02111                   Officer                 Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds from
                                                           May, 2004 to October, 2004; Assistant Treasurer from June, 2002 to May,
                                                           2004; Vice

                                                           President, Product Strategy & Development of the Liberty Funds and Stein
                                                           Roe Funds from February, 2001 to June, 2002; Assistant Treasurer of the
                                                           Liberty Funds, Stein Roe Funds and the All-Star Funds from August, 1999 to February, 2001; Audit Manager, Deloitte & Toche LLP from May, 1997 to
                                                           August, 1999).

Jeffrey R. Coleman (Age 35)      Controller      2004      Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                       All-Star Funds since October, 2004 (formerly Vice President of CDC IXIS
Boston, MA 02111                                           Asset Management Services, Inc. and Deputy Treasurer of the CDC Nvest
                                                           Funds and Loomis Sayles Funds from February, 2003 to September, 2004;
                                                           Assistant Vice President of CDC IXIS Asset Management Services, Inc. and
                                                           Assistant Treasurer of the CDC Nvest Funds from August, 2000 to February,
                                                           2003; Tax Manager of PFPC, Inc. from November, 1996 to August, 2000).

R. Scott Henderson (Age 45)       Secretary      2004      Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds since
One Financial Center                                       December, 2004 (formerly Of Counsel, Bingham McCutchen from April, 2001
Boston, MA 02111                                           to September, 2004; Executive Director and General Counsel, Massachusetts
                                                           Pension Reserves Investment Management Board from September, 1997 to
                                                           March, 2001).

Trustee Positions

As of December 31, 2004, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity.

General

Messrs. Lowry, Mayer and Neuhauser are also trustees/directors of the Liberty All-Star Funds.

The Trustees serve as trustees of 101 registered investment companies managed by the Advisor for which each Trustee receives a retainer at the annual rate of $45,000 and an attendance fee of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December, 2003, Mr. Theobald began serving as the Chairman of the Board. As the independent chairman of the board, Mr. Theobald receives a supplemental retainer at the annual rate of of $100,000; the chair of the Audit Committee receives a supplemental retainer at the annual rate of $10,000; the chair of each other committee receives a supplemental retainer at the annual rate of $5,000. Members of each committee, except the Audit Committee, receive $1,500 for each committee meeting. Each Audit Committee member receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 133 open-end and 10 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

MANAGEMENT AGREEMENT

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. Columbia Management Distributors, Inc. (formerly named Columbia Funds Distributor, Inc.) pays the cost of printing and distributing all other Prospectuses.

ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO CERTAIN FUNDS AND THEIR RESPECTIVE TRUSTS. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION REGARDING YOUR FUND).

Under an Administration Agreement, the Advisor, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

          (a)  providing office space, equipment and clerical personnel;

          (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund;

          (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

          (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

          (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

          (f)  maintaining certain books and records of each Fund.

With respect to Columbia Money Market Fund (formerly named Liberty Money Market
Fund) and Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund), the Administration Agreement for these Funds provides that the Advisor will monitor compliance by the Fund with Rule 2a-7 under the 1940 Act and report to the Trustees from time to time with respect thereto. The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

TRUST SERVICES AGREEMENT

Pursuant to a Trust Services Agreement, CMS provides the Columbia Tax-Managed Growth Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. CMS's fee is described in the Prospectuses of the Columbia Tax-Managed Growth Fund.

THE PRICING AND BOOKKEEPING AGREEMENT

The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement. SEE "FUND CHARGES AND EXPENSES" IN
PART 1 OF THIS SAI FOR INFORMATION ON THESE FEES.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the Funds. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The Funds and clients advised by the Advisor or the Funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.

POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Advisor believes are faced by investment professionals at most major financial firms. The Advisor and the Trustees of the Columbia Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

          - The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

          - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

          - The trading of other accounts could be used to benefit higher-fee accounts (front- running).

          - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

"Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Advisor and the Funds' Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Columbia-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

The Advisor or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

A Fund's portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at the Advisor, including each Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Advisor and each Fund, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of each Fund.

BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute securities transactions for a Fund.

The Advisor places the transactions of the Funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the Funds' transactions where the Funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by Funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a Fund.

The Advisor may use the services of affiliated broker-dealers, when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

PRINCIPAL UNDERWRITER

CMD is the principal underwriter of the Trust's shares. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT

CMS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CMS is based on number of accounts plus reimbursement for certain out-of-pocket expenses. SEE

"FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY CMS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CMS or generally by 6 months' notice by CMS to the Fund. The agreement limits the liability of CMS to the Fund for loss or damage incurred by the Fund to situations involving a failure of CMS to use reasonable care or to act in good faith and without negligence in performing its duties under the agreement. The Fund will indemnify CMS from, among other things, any and all claims, actions, suits, losses, costs, damages, and expenses incurred by it in connection with its acceptance of this Agreement, provided that: (i) to the extent such claims, actions, suits, losses, costs, damages, or expenses relate solely to a particular series or group of series of shares, such indemnification shall be only out of the assets of that series or group of series; (ii) this indemnification shall not apply to actions or omissions constituting negligence or misconduct of CMS or its agents or contractors, including but not limited to willful misfeasance, bad faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under this Agreement; and (iii) CMS shall give a Fund prompt notice and reasonable opportunity to defend against any such claim or action in its own name or in the name of CMS.

CODE OF ETHICS

The Funds, the Advisor, and CMD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

ANTI-MONEY LAUNDERING COMPLIANCE

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account, halting all shareholder activity with respect to such account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

PROXY VOTING POLICIES AND FUND PROXY VOTING RECORD

The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

The Advisor's proxy voting guidelines and procedures are included in this SAI as Appendix II. In accordance with SEC regulations, the fund's proxy voting record for the last twelve-month period ended June 30 has been filed with the SEC. You may obtain a copy of the fund's proxy voting record (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Columbia Funds have adopted policies with respect to the disclosure of the Funds' portfolio holdings by the Funds, Columbia Management, or their affiliates. These policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Funds' website at www.columbiafunds.com, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Fund's policies are described below. The Trustees shall be updated as needed regarding the Fund's compliance with the policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Columbia Management and its affiliates. The Fund's policies prohibit Columbia Management and the Fund's other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund's shares, third-party service providers, rating and ranking organizations and affiliated persons of the Fund.

PUBLIC DISCLOSURES. The Fund's portfolio holdings are currently disclosed to the public through required filings with the SEC and, for equity and fixed income funds, on the Fund's website at www.columbiafunds.com. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund's fiscal year). Shareholders may obtain the Fund's Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Fund's Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

The equity and fixed income Columbia Funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:

                                                            FREQUENCY OF
   TYPE OF FUND              INFORMATION PROVIDED            DISCLOSURE            DATE OF WEB POSTING
------------------   ------------------------------------   ------------   ----------------------------------
   Equity Funds      Full portfolio holdings information.      Monthly      30 calendar days after month-end.
Fixed Income Funds   Full portfolio holdings information.     Quarterly    60 calendar days after quarter-end

The scope of the information provided relating to the Fund's portfolio that is made available on the website may change from time to time without prior notice.

For Columbia's money market funds, a complete list of a Fund's portfolio holdings shall be publicly available on a monthly basis on the fifth business date after month-end. Shareholders may request such information by writing or calling the Fund's distributor, Columbia Management Distributors, Inc. at the address listed on the cover of this SAI.

A Fund, Columbia Management or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

OTHER DISCLOSURES. The Fund's policies provide that non-public disclosures of the Fund's portfolio holdings may be made if (1) the Fund has a legitimate business purpose for making such disclosure, (2) the Fund's chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.

The Fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to Columbia Management and its affiliates, these service providers include the Fund's custodian and sub-custodians, the Fund's independent registered public accounting firm, legal counsel, financial printers(R.R. Donnelly & Sons and Bowne & Co., Inc.), the Fund's proxy voting service provider (Alamo Direct Mail Services, Inc.), the Fund's proxy solicitor (Georgeson Shareholder Communications Inc.), rating agencies that maintain ratings on certain Columbia Funds (Fitch, Inc.) and service providers that support Columbia Management's trading systems (InvestorTool, Inc. and Thomson Financial).These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. The Fund may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Certain clients of the Fund's investment adviser(s) may follow a strategy similar to that of the Fund, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Fund.

DETERMINATION OF NET ASSET VALUE

Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the official closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value following procedures approved by the Trust's Board of Trustees.

(The following two paragraphs are applicable only to Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund) and Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund))

Trading in securities on stock exchanges and over-the-counter markets in foreign securities markets is normally completed well before the close of the business day in New York. Trading on foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

AMORTIZED COST FOR MONEY MARKET FUNDS (SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "INFORMATION CONCERNING THE FUND" IN PART 1 OF THE SAI OF COLUMBIA MONEY MARKET FUND (FORMERLY NAMED LIBERTY MONEY MARKET FUND) AND COLUMBIA MUNICIPAL MONEY MARKET FUND (FORMERLY NAMED LIBERTY MUNICIPAL MONEY MARKET
FUND))

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Under the amortized cost method a security is initially valued at cost and thereafter any discount or premium from maturity value is amortized ratably to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. If a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Columbia Money Market Fund (formerly named Liberty Money Market Fund) or the Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund) for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund may accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CMS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Investors should understand that, since the offering price of the Fund's shares is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge paid as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CMD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CMD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CMD may from time to time reallow additional amounts to all or certain FSFs. CMD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CMD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars. Travelers checks, gift checks, credit card convenience checks, credit cards, cash and ban counter (starter checks) are not accepted.

CMS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CMS, provided the new FSF has a sales agreement with CMD.

Shares credited to an account are transferable upon written instructions in good order to CMS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you may send the certificates to CMS for deposit to your account.

In addition to the commissions specified in a Fund's prospectus and this SAI, CMD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that CMD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CMD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, CMD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.

In addition, CMD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.

CMD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:

1st Global Capital Corp
401 Company
ABN AMRO Trust Services
ADP Retirement Services
Advest
AEGON/Transamerica
AG Edwards
American Century Services
American Express
AMG
AON Consulting
AST Trust Company
Banc of America Investment Services
BancOne
Bear Stearns
Benefit Plan Administrators
Bidwell & Company
BNY Clearing
C N A Trust
Charles Schwab
CIBC Oppenheimer
Citigroup Global Markets
CitiStreet Associates LLC
City National Bank
City of Milwaukee
Columbia Trust Company
Commonwealth Financial
Compensation & Capital
CPI Qualified Plan Consultants
Daily Access Concepts
Davenport & Company
Delaware Investments
Digital Retirement Solutions
Discover Brokerage
Dreyfus/Mellon
Edgewood Services
Edward Jones

E-Trade,
ExpertPlan
FAS Liberty Life Spectrum
Ferris Baker Watts
Fidelity
Financial Data Services
Franklin Templeton
Freeman Welwood
Gem Group
Great West Life
Hewitt Associates LLC
Huntington Bank
ING
Intermountain Health Care
Investmart, Inc.
Investment Manager Services (IMS)
Janney Montgomery Scott
JJB Hilliard Lyons
JP Morgan/American Century
Kenney Investments
Kirkpatrick Pettis Smith Polian Inc
Legg Mason Wood Walker
Liberty Life
Lincoln Financial
Lincoln Life
Linsco Private Ledger
M & T Securities
Marquette Trust Company
Mass Mutual Life
Matrix Settlement & Clearance Services (MSCS)
McDonald Investments
Merrill Lynch
MetLife
MFS
Mfund Trax
MidAtlantic Capital
Milliman USA
Morgan Keegan
Morgan Stanley Dean Witter
PFPC
Nationwide Investment Services
Neuberger Berman Mgmt
NFP Securities
NSD -NetStock Sharebuilder
NYLife Distributors
Optimum Investment Advisors
Orbitex
Pershing LLC
Phoenix Home Life
Piper Jaffray
PNC
PPI Employee Benefits
Private Bank & Trust
Prudential
Putnam Investments
Raymond James
RBC Dain Rausher
Robert W Baird
Royal Alliance
RSM McGladrey Inc.

Safeco
Scott & Stringfellow
Scudder Investments
Security Benefit
Segall Bryant Hamill
South Trust Securities
Southwest Securities
Standard Insurance
Stanton Group
State of NY Deferred Compensation Plan
Stephens, Inc.
Stifel Nicolaus & Co
Strong Capital
Sungard T Rowe Price
Trustar Retirement Services
Trustlynx/Datalynx
UBS Financial Services
USAA Investment Management
Vanguard
Wachovia
TD Waterhouse
Webster Investment Services
Wells Fargo
Wilmington Trust

PLEASE CONTACT YOUR FSF OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY
RECEIVE.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most Funds advised by the Advisor may be purchased through the Automatic Investment Plan. Electronic fund transfers for a fixed amount of at least $50 ($25 for IRA) are used to purchase a Fund's shares at the public offering price next determined after CMD receives the proceeds. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CMD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, D, T, G and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any fund distributed by CMD in which you have a current balance of at least $5,000 into the same class of shares of up to five other Funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Sales charges may apply if exchanging from a money market fund. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC or sales charges.

Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Management Services, Inc. (formerly named Columbia Funds Services, Inc.) (CMS) P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or financial advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CMD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" below for more information.

CLASS T SHAREHOLDER SERVICES PLAN. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the Trusts plan to enter into servicing agreements with institutions (including Bank of America Corporation and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each Fund other than the Columbia Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the Fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares;
(ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.

The payments under the servicing agreements entered into as of the date of this SAI are limited to an aggregate fee of not more than 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.15% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The Funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.

Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such Funds on any day do not exceed the income to be accrued to such Class T shares on that day.

The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the Funds. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Columbia's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.

TAX-SHELTERED RETIREMENT PLANS (Retirement Plans). CMD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Management prototype plans offered through CMD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CMD.

Participants in Retirement Plans not sponsored by CTC, not including Individual Retirement Accounts (IRAs), may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with CMS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CMS. The close out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any Fund distributed by CMD, or if the Retirement Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling CMS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification numbers available when calling.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CMS for more information at 1-800-345-6611.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHTS OF ACCUMULATION (Columbia Class A and Class T shares, Nations Class A shares and Galaxy Retail A shares only) (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase of Class A or Class T shares with prior purchases of other funds and classes distributed by CMD. The applicable sales charge is based on the combined total of:

1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all shares of funds for which CMD serves as distributor (Funds) held by the shareholder.

CMD must be promptly notified of each purchase with respect to which a shareholder is entitled to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CMS. A Fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A, Class E and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all fund shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund)). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CMS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement (provided the FSF returns to CMD the excess commission previously paid during the thirteen-month period). The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price.

If the amount of the Statement is not purchased, the shareholder shall remit to CMD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CMS will redeem escrowed Class A, E or T shares with a value equal to such difference. The additional FSF commission will be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CMS at 1-800-345-6611.

NET ASSET VALUE ELIGIBILITY GUIDELINES (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS).

1. Employees, brokers and various relationships that are allowed to buy at NAV. Class A shares of certain Funds may be sold at (NAV) to the following individuals, whether currently employed or retired: Employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries; Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CMD, or its successors and companies affiliated with the Advisor; Registered representatives and employees of Financial Service Firms (including their affiliates) that are parties to dealer agreements or other sales arrangements with CMD; Nations Funds' Trustees, Directors and employees of its investment sub-advisers; Broker/Dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes; employees or partners of any contractual service provider to the funds

     NAV eligibility for Class A purchase also applies to the families of the parties listed above and their beneficial accounts. Family members include: spouse, parent, stepparent, legal guardian, child, stepchild, father-in-law and mother-in-law.

     Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

     Registered broker/dealer firms that have entered into a Nations Funds dealer agreement with BACAP Distributors, LLC may buy Class A shares without paying a front-end sales charge for their investment account only.

     Banks, trust companies and thrift institutions, acting as fiduciaries.

2. Grandfathered investors. Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may purchase Class A shares of any Fund at NAV in those cases where a Columbia Fund Class Z share is not available.

     Shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at (NAV) will continue to be eligible for NAV purchases into those Nations Fund accounts opened through August 19, 2005.

     Galaxy Fund shareholders prior to December 1, 1995; and shareholders who
     (i) purchased Galaxy Fund Prime A shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.

     (For Class T shares only) Shareholders who (i) purchased Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

3. Reinstatement. Subject to the fund policy on trading of fund shares, an investor who has redeemed class A, B, C, D, G or T shares may, upon request, reinstate within 1 year a portion or all of the proceeds of such sales in shares of class A of any fund at the NAV next determined after Columbia Management Services, Inc. received a written reinstatement request and payment.

4. Retirement Plans. Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with CMD pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

5. Non-U.S. Investors. Certain pension, profit-sharing or other employee benefit plans offered to non-US investors may be eligible to purchase Class A shares with no sales charge.

6. Reorganizations. At the Fund's discretion, NAV eligibility may apply to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

7. Rights of Accumulation (ROA). The value of eligible accounts, regardless of class, maintained by you and you and your immediate family may be combined with the value of your current purchase to reach a sales discount level and to obtain the lower sales charge for your current purchase.

8. Letters of Intent (LOI). You may pay a lower sales charge when purchasing class A shares by signing a letter of intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the LOI within 13 months. If your LOI purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Class A, B, C, D, E, matured F, G and T shares) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act
     (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CMS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value at the time that the SWP is established. Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met. For redemptions in excess of 12% of the account's value at the time that the SWP is established, a CDSC will be charged on the SWP redemption. The 12% limit does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by CMD.

6. Qualified Retirement Plans. CDSCs may be waived on CMD shares sold by employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must be a participant in an alliance program th at has signed an agreement with Columbia Funds or CMD.

7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and
     (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

8. Return of Commission. CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

9. Non-U.S. Investors. CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

10. IRS Section 401 and 457. CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under
     Section 401 or 457 of the tax code.

11. Medical Payments. CDSCs may be waived on shares redeemed for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

12. Plans of Reorganization. At the Funds' discretion, CDSCs may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a fund is a party.

13. Charitable Giving Program. CDSCs may be waived on the sale of Class C or Class D shares sold by a non-profit organization qualified under Section 501(c)(3) of the tax code in connection with the Banc of America Capital Management Charitable Giving Program.

14. The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling or delay sending proceeds from your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction to CMS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CMS and many banks. Additional documentation may be required for sales by corporations, agents, fiduciaries, surviving joint owners, individual retirement account holders and other legal entities. Call CMS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, FSF's are responsible for furnishing all necessary documentation to CMS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN (SWP). The shareholder may establish a SWP. A specified dollar amount, share amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawalsof shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their share account may do so but may be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CMS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in "street name" must be made payable to the back office via the NSCC.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions by check and ACH are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, to a pre-existing bank account or furnishing a signature guaranteed request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CMS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address account and taxpayer identification numbers. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions apply to retirement plan accounts.

CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A and Z shares of certain Funds)

Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CMS will provide checks to be drawn on Mellon Trust of New England, N.A. (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks., However, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON-CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, a Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

INFORMATION APPLICABLE TO CLASS G AND CLASS T SHARES

The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the Funds are subject to a front-end sales charge. Investments in Class G shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.15% and 0.30%, respectively, of the Fund's average daily net assets attributable to its Class T shares. Class G shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.80% and 0.95%, respectively, of the Fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares. Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.

CLASS T SHARES. The public offering price for Class T shares of the Funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 to $25,000,000. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                                    REALLOWANCE TO
                                     REALLOWANCE TO DEALERS        DEALERS AS A % OF
                                    AS A % OF OFFERING PRICE        OFFERING PRICE
      AMOUNT OF TRANSACTION          PER SHARE - BOND FUNDS    PER SHARE - EQUITY FUNDS
      ---------------------         ------------------------   ------------------------
Less than $50,000                             4.25                       5.00
$50,000 but less than $100,000                3.75                       3.75
$100,000 but less than $250,000               2.75                       2.75
$250,000 but less than $500,000               2.00                       2.00
$500,000 but less than $1,000,000             1.75                       1.75
$1,000,000 and over                           0.00                       0.00

The appropriate reallowance to dealers will be paid by CMD to broker-dealer organizations which have entered into agreements with CMD. The reallowance to dealers may be changed from time to time.

Certain affiliates of the Advisor may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of Bank of America Corporation's affiliates.

INFORMATION APPLICABLE TO CERTAIN CLASS G SHARES RECEIVED BY FORMER GALAXY FUND RETAIL B SHAREHOLDERS IN CONNECTION WITH THE GALAXY/LIBERTY REORGANIZATION. The following table describes the CDSC schedul e applicable to Class G shares received by former Galaxy Fund Retail B shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 None

Class G shares received in exchange for Galaxy Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares seven years after purchase. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Asset Allocation Fund and/or International Equity Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.50
Through second year                   5.00
Through third year                    4.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Through the seventh year              None
Longer than seven years               None

If you acquired Retail B Shares in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class T shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

CLASS G SHARES PURCHASED AFTER THE GALAXY/LIBERTY REORGANIZATION. The public offering price for Class G shares of the Funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within seven years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from CMD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Columbia may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a Fund. See "Class T Shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to CMD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares. Class G shares of a Fund will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow CMD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.

Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - (i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a Fund, and subsequently acquires additional Class G shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the Fund, including those acquired through reinvestment, will convert to Class T shares of the Fund on the same date.

INFORMATION APPLICABLE TO CERTAIN CLASS B SHAREHOLDERS

Except for the following, Class B Share Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.

The following table describes the CDSC schedule applicable to Class B shares received by Galaxy Quality Plus Bond Fund shareholders in exchange for Prime B Shares in connection with the Galaxy/Liberty reorganization.

SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

     Automatic conversion to Class A shares occurs eight years after purchase.

     The Class B share discount program for purchases of $250,000 or more is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

INFORMATION APPLICABLE TO CERTAIN CLASS A SHAREHOLDERS:

     Except as set forth in the following paragraph, Class A share CDSCs are described in the Prospectuses:

     Class A shares received by former Galaxy High Quality Bond Fund shareholders in exchange for Prime A Shares in connection with the Galaxy/Liberty reorganization of that Fund are subject to a 1% CDSC upon redemption of such Class A shares if the Prime A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.

Shares of some Funds that pay daily dividends (include Funds) will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. Shares of some Funds that pay daily dividends (exclude Funds) Columbia will be earned starting with the day after that Fund receives payments for the shares. To determine whether a particular Fund is an include or exclude fund, customers can call 1-800-345-6611.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of certain other funds. The prospectus of each Fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange Consult CMS before requesting an exchange.

If you acquire Class A shares of an international fund by exchange from any other fund, you will not be permitted to exchange those shares into another fund for 30 calendar days, although you may redeem those shares at any time. An exchange order received prior to the expiration of the 30-day period will not be honored.

By calling CMS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CMS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CMS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CMS may require customary additional documentation. Prospectuses of the other Funds are available from the CMD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

Consult your FSF or CMS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund. Sales charges may apply for exchanges from money market funds.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Trust has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2005. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust's By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series. Shares of each Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

          Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

          Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

AAA bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

AA bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

BA bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Prime-1 Highest Quality
          Prime-2 Higher Quality
          Prime-3 High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these securities, and 'D' represents the lowest potential for recovery.

                                   APPENDIX II

                   COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA")
                      PROXY VOTING POLICIES AND PROCEDURES
                 ADOPTED JULY 1, 2003 AND REVISED MARCH 4, 2005

POLICY:

ALL PROXIES(1) REGARDING CLIENT SECURITIES FOR WHICH COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA") HAS ASSUMED AUTHORITY TO VOTE SHALL, UNLESS CMA DETERMINES IN ACCORDANCE WITH POLICIES STATED BELOW TO ABSTAIN FROM VOTING, BE VOTED IN A MANNER CONSIDERED BY CMA TO BE IN THE BEST INTEREST OF CMA'S CLIENTS, INCLUDING THE CMG FAMILY FUNDS(2) AND THEIR SHAREHOLDERS, WITHOUT REGARD TO ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES. THE BEST INTEREST OF CLIENTS IS DEFINED FOR THIS PURPOSE AS THE INTEREST OF ENHANCING OR PROTECTING THE ECONOMIC VALUE OF CLIENT ACCOUNTS, CONSIDERED AS A GROUP RATHER THAN INDIVIDUALLY, AS CMA DETERMINES IN ITS SOLE AND ABSOLUTE DISCRETION. IN THE EVENT A CLIENT BELIEVES THAT ITS OTHER INTERESTS REQUIRE A DIFFERENT VOTE, CMA SHALL VOTE AS THE CLIENT CLEARLY INSTRUCTS, PROVIDED CMA RECEIVES SUCH INSTRUCTIONS IN TIME TO ACT ACCORDINGLY.

CMA ENDEAVORS TO VOTE, IN ACCORDANCE WITH THIS POLICY, ALL PROXIES OF WHICH IT BECOMES AWARE, SUBJECT TO THE FOLLOWING EXCEPTIONS (UNLESS OTHERWISE AGREED) WHEN CMA EXPECTS TO ROUTINELY ABSTAIN FROM VOTING:

     1. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE THE SECURITY HAS BEEN LOANED FROM THE CLIENT'S ACCOUNT.

     2. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE CMA DEEMS THE COSTS TO THE CLIENT AND/OR THE ADMINISTRATIVE INCONVENIENCE OF VOTING THE SECURITY (E.G., SOME FOREIGN SECURITIES) OUTWEIGH THE BENEFIT OF DOING SO.

CMA SEEKS TO AVOID THE OCCURRENCE OF ACTUAL OR APPARENT MATERIAL CONFLICTS OF INTEREST IN THE PROXY VOTING PROCESS BY VOTING IN ACCORDANCE WITH PREDETERMINED VOTING GUIDELINES, AS STATED BELOW. FOR THOSE PROXY PROPOSALS THAT REQUIRE SPECIAL CONSIDERATION OR IN INSTANCES WHERE SPECIAL CIRCUMSTANCES MAY REQUIRE VARYING FROM THE PREDETERMINED GUIDELINES, THE CMG PROXY COMMITTEE WILL DETERMINE THE BEST INTEREST OF CMA'S CLIENTS AND VOTE ACCORDINGLY, WITHOUT CONSIDERATION OF ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES.

OVERVIEW:

CMA's policy is based upon its fiduciary obligation to act in its clients' best interest. Citing this obligation, the SEC has adopted rules pursuant to the Investment Advisers Act of 1940 and Investment Company Act of 1940 with respect to proxy voting.

PROCEDURE:

I. ACCOUNT POLICIES

Except as otherwise directed by the client, CMA shall vote as follows:

SEPARATELY MANAGED ACCOUNTS

CMA shall vote proxies on securities held in its separately managed accounts.

COLUMBIA TRUST COMPANY (CTC) TRUST POOLS

CMA shall vote proxies on securities held in the trust pools.

CMG FAMILY FUNDS/CMA FUND TRUST

CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

COLUMBIA PRIVATE PORTFOLIO

CMA shall vote proxies on securities held in its separately managed accounts.

ALTERNATIVE INVESTMENT GROUP

----------
(1) The term "proxy" as used herein refers to consents, elections and authorizations solicited by any party with respect to securities of any sort.

(2) A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

CMA's clients may invest in securities ("Alternative Investments") issued by alternative investment vehicles (i.e. hedge funds, private equity funds, and other alternative investment pools) that are structured as private limited partnerships ("LPs"), limited liability companies ("LLCs") or offshore corporations. Generally, CMA's Alternative Investment Group ("AIG") is the platform through which CMA provides advisory services relating to Alternative Investments.

The voting rights of Alternative Investments generally are rights of contract set forth in the limited liability company or limited partnership agreement, in the case of LLCs and LPs, or Memorandum and Articles of Association or By-laws, in the case of offshore corporations. Also, as privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, proxies are not solicited regarding Alternative Investment vehicles. Instead, consents may be solicited from members, limited partners or shareholders.

Because of the unique characteristics of Alternative Investments, CMA has a tailored process for voting Alternative Investment proxies and consents.

Process

AIG will vote all Alternative Investment proxies and consents in accordance with this Policy. The committee voting AIG proxies consists of AIG senior management, investment and operations professionals. Conflicts of interest are to be monitored and resolved as set forth in this Policy.

II. PROXY COMMITTEE

CMA shall establish a Proxy Committee whose standing members shall include the head of core equity, head of value, head of growth, head of income strategies, head of equity research and head of fixed income research. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf.

The Proxy Committee's functions shall include, in part,

          (a) direction of the vote on proposals where there has been a recommendation to the Committee, pursuant to Section IV.B, not to vote according to the predetermined Voting Guidelines stated in Section IV.A or on proposals which require special, individual consideration in accordance with Section IV.C;

          (b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

          (c) review at least annually of existing Voting Guidelines and need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

          (d) development and modification of Voting Procedures, as stated in
          Section V, as it deems appropriate or necessary.

The Proxy Committee shall establish a charter, which shall set forth the Committee's purpose, membership and operation. The Committee's charter shall be consistent, in all material respects, with this policy and procedure.

III. CONFLICTS OF INTEREST

With Other Bank of America Businesses

Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

Within CMA

Conflicts of interest may also arise from the business activities of CMA. For example, CMA might manage (or be seeking to manage) the assets of a benefit plan for an issuer. CMA may also be presented with an actual or apparent conflict of interest where proxies of securities issued by BAC or a CMG Family Fund, for which CMA serves as investment adviser, are to be voted for a client's account.

Management of Conflicts

CMA's policy is to always vote proxies in the best interest of its clients, as a whole, without regard to its own self-interest or that of its affiliates. BAC as well as CMA has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

          1. BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or (as in the case of BACAP associates) non-trust fiduciary responsibilities, including investment decision-making and proxy voting.

          2. In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.

          3. Within CMA, CMA's Code of Ethics affirmatively requires that associates of CMA act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's Clients.

          4. By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

               - To disclose to the chairperson of the Proxy Committee and the chairperson to the head of CMG Compliance any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA shall vote proxies. In the event the chairperson of the Proxy Committee has a conflict of interest regarding a given matter, he or she shall abstain from participating in the Committee's determination of whether and/or how to vote in the matter; and

               - To refrain from taking into consideration, in the decision as to whether or how CMA shall vote proxies:

                    - The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

                    - Any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of CMA or BAC.

Where a material conflict of interest is determined to have arisen in the proxy voting process that may not be adequately mitigated by voting in accordance with the predetermined Voting Guidelines, CMA's policy is to invoke one or more of the following conflict management procedures:

1. Convene the Proxy Committee for the purpose of voting the affected proxies in a manner that is free of the conflict.

2. Causing the proxies to be voted in accordance with the recommendations of a qualified, independent third party, which may include CMA's proxy voting agent.

3. In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

IV. VOTING GUIDELINES

A. THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING PROXIES:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

     - Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

          However, CMA generally will WITHHOLD votes from pertinent director nominees if:

               (i) the board as proposed to be constituted would have more than one-third of its members from management;

               (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);

               (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);

               (iv) a director serves on more than six public company boards;

               (v) the CEO serves on more than two public company boards other than the company's board.

          On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

     - Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.

     - Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

     - Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

          -    Established governance standards and guidelines.

          - Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.

          - Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

          - A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

          - Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

          - The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

     - Proposals that grant or restore shareholder ability to remove directors with or without cause.

     - Proposals to permit shareholders to elect directors to fill board vacancies.

     - Proposals that encourage directors to own a minimum amount of company stock.

     -    Proposals to provide or to restore shareholder appraisal rights.

     -    Proposals to adopt cumulative voting.

     -    Proposals for the company to adopt confidential voting.

CMA generally will vote AGAINST:

     - Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

     - Proposals that give management the ability to alter the size of the board without shareholder approval.

     - Proposals that provide directors may be removed only by supermajority vote.

     -    Proposals to eliminate cumulative voting.

     - Proposals which allow more than one vote per share in the election of directors.

     - Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

     - Proposals that mandate a minimum amount of company stock that directors must own.

     -    Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

     - Director and officer indemnification and liability protection. CMA is opposed to entirely eliminating directors' and officers' liability for monetary damages for violating the duty of care. CMA is also opposed to expanding coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. CMA supports proposals which provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he/she reasonably believed was in the best interests of the company, AND (ii) if the director's legal expenses would be covered.

     - Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

     - Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 10% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

     - Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

     -    Proposals asking a company to expense stock options.

     -    Proposals to put option repricings to a shareholder vote.

     - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

CMA generally will vote AGAINST:

     - Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.

     - Proposals to authorize the replacement or repricing of out-of-the money options.

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

     - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

          For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

     - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

     - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

     - Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

     - CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

     - CMA generally votes FOR shareholder proposals to eliminate a poison pill.

     - CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

     - CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.

Supermajority vote

     - CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

     - CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

     - Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

     - Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

          -    Credible reason exists to question:

               - The auditor's independence, as determined by applicable regulatory requirements.

               - The accuracy or reliability of the auditor's opinion as to the company's financial position.

          - Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.

     - Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

     - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

     - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

     - Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

     - Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.

CMA will vote AGAINST:

     - Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

     - Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

     - Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

     - FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

     - FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

     - Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

     - Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

     - Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

     - Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.

     - Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.

     - Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

8.  Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

     -    Board structure

     -    Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     - Ignore a shareholder proposal that is approved by a majority of shares outstanding;

     - Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

     -    Are interested directors and sit on the audit or nominating committee;
          or

     - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

     -    Past performance relative to its peers

     -    Market in which fund invests

     - Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

     - Past shareholder activism, board activity and votes on related proposals

     -    Strategy of the incumbents versus the dissidents

     -    Independence of incumbent directors; director nominees

     -    Experience and skills of director nominees

     -    Governance profile of the company

     -    Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Past performance as a closed-end fund

     -    Market in which the fund invests

     -    Measures taken by the board to address the discount

     - Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

     -    Proposed and current fee schedules

     -    Fund category/investment objective

     -    Performance benchmarks

     -    Share price performance as compared with peers

     -    Resulting fees relative to peers

     -    Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

     -    Stated specific financing purpose

     -    Possible dilution for common shares

     -    Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

     -    Potential competitiveness

     -    Regulatory developments

     -    Current and potential returns

     -    Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a nonfundamental restriction, considering the following factors:

     -    Fund's target investments

     -    Reasons given by the fund for the change

     -    Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:

     -    Political/economic changes in the target market

     -    Consolidation in the target market

     -    Current asset composition

Change in Fund's Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:

     -    Potential competitiveness

     -    Current and potential returns

     -    Risk of concentration

     -    Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

     -    Strategies employed to salvage the company

     -    Past performance of the fund

     -    Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

     -    The degree of change implied by the proposal

     -    The efficiencies that could result

     -    The state of incorporation; net effect on shareholder rights

     -    Regulatory standards and implications

CMA will vote FOR:

     - Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

     - Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

     -    Proposals enabling the Board to:

          -    Change, without shareholder approval the domicile of the fund

          - Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

     -    Regulations of both states

     -    Required fundamental policies of both states

     -    The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Fees charged to comparably sized funds with similar objectives

     -    The proposed distributor's reputation and past performance

     -    The competitiveness of the fund in the industry

     -    Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Resulting fee structure

     -    Performance of both funds

     -    Continuity of management personnel

     -    Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

     -    Performance of the fund's NAV

     -    The fund's history of shareholder relations

     -    The performance of other funds under the adviser's management

9. Alternative Investment Group ("AIG") Matters

The AIG Proxy Sub-Committee generally will vote in accordance with the guidelines set forth in this policy. With respect to matters that are not addressed by the guidelines, the AIG Proxy Sub-Committee will vote each such matter on a CASE-BY-CASE basis.

B. ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.

A Portfolio Manager, sub-adviser or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines stated in Section IV.A. In this situation, he or she shall request that the Proxy Committee consider voting the proxy other than according such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption.

C. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The following proposals require special, individual consideration. The Proxy Committee will determine how proxies related to all such proposals will be voted.

               1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

               2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

               3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

               4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

               5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified in Section IV.A.

               6. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

               7. PREEMPTIVE RIGHTS. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines set forth in Section IV above. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to effect the purposes of this Policy.

     - CMA shall use an independent, third-party vendor (currently Institutional Shareholder Services ("ISS")), to implement its proxy voting process as CMAs proxy voting agent. This retention is subject to CMA continuously assessing the vendor's independence from CMA and its affiliates, and the vendor's ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with CMA's proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor's other clients and the owners, officers or employees of any such firm, on the one hand, and CMA's clients, on the other hand. As means of performing this assessment, CMA will require various reports and notices from the vendor, as well as periodic audits of the vendor's voting record and other due diligence.

     - ISS shall provide proxy analysis and record keeping services in addition to voting proxies on behalf of CMA in accordance with this Policy.

     - On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in all accounts over which CMA has voting authority. Information regarding equity holdings for international portfolio shall be sent weekly.

     - ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be promptly noted and resolved by ISS, with notice to CMA.

     - Whenever a vote is solicited, ISS shall execute the vote according to CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section IV.A.

     - If ISS is not sure how to vote a particular proxy, then ISS will issue a request for voting instructions to CMA over a secure website. CMA personnel shall check this website regularly. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's understanding of the Voting Guidelines previously delivered to ISS. CMA shall promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

     - Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

     - ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

VI. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in CMA's Form ADV. Upon receipt of a Client's request for more information, CMA will provide to the Client a copy of this Policy and/or how CMA voted proxies for the Client pursuant to this Policy for up to a one-year period.

                         COLUMBIA ASSET ALLOCATION FUND
                                  (THE "FUND")

   SUPPLEMENT TO THE PROSPECTUSES DATED FEBRUARY 1, 2005 (THE "PROSPECTUSES")

     The Prospectuses are hereby supplemented with the following information:

     1. The date on the front cover of each of the Prospectuses is revised to read "________________, 2005."

     2. The following sentence is added to the section entitled "Performance History":

     Year-to-date performance through ____________, 2005 for the following share classes of the Fund were as follows:

                                Class A --   ___%
                                Class T --   ___%
                                Class Z --   ___%

     3. The "Annual Fund Operating Expenses" and "Example Expenses" tables in the section entitled "Your Expenses" are updated and restated in their entirety as follows:

       ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                            CLASS A    CLASS B   CLASS C   CLASS T    CLASS G    CLASS Z
                                            -------    -------   -------   -------    -------    -------
Management fee (1) (%)                      [0.72]      [0.72]    [0.72]   [0.72]     [0.72]      [0.72]
Distribution and service (12b-1) fees (%)   [0.25(2)]   [1.00]    [1.00]   [0.00]     [0.95(3)]   [0.00]
Other expenses (4) (%)                      [0.37]      [0.37]    [0.37]   [0.67(5)]  [0.37]      [0.37]
Total annual fund operating expenses (%)    [1.34]      [2.09]    [2.09]    1.39]     [2.04]      [1.09]

[(1) The Fund pays a management fee of 0.65% and an administration fee of 0.07%.
     Management fees have been restated to reflect contractual changes to the management fee effective November 1, 2004.

(2) The Fund may pay distribution and service fees of up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but will limit such fees to an aggregate of not more than 0.25% for Class A shares during the current fiscal year.

(3) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95% during the current fiscal year.

(4) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

(5) The Fund may pay shareholder service fees (which are included in other expenses) of up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services) but will limit such fees to an aggregate fee of not more than 0.30% during the current fiscal year.]

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

                                                  1 YEAR    3 YEARS    5 YEARS   10 YEARS
                                                  ------   --------   --------   --------
Class A                                           $  704   $    975   $  1,267   $  2,095
Class B:   did not sell your shares               $  212   $    655   $  1,124   $  2,229
           sold all your shares at end of period  $  712   $    955   $  1,324   $  2,229
Class C:   did not sell your shares                [$212]     [$655]   [$1,124]   [$2,421]

                                                  1 YEAR    3 YEARS    5 YEARS   10 YEARS
                                                  ------   --------   --------   --------
           sold all your shares at end of period   [$312]     [$655]   [$1,124]   [$2,421]
Class T                                            [$708]     [$990]   [$1,292]   [$2,148]
Class G:   did not sell your shares                [$207]     [$640]    [1,098]   [$2,202]
           sold all your shares at end of period   [$707]   [$1,040]   [$1,398]   [[2,202]
Class Z                                            [$111]     [$347]     [$601]   [$1,329]

     4. The section entitled "Financial Highlights" is updated and restated in its entirety as follows:

Selected data for a share outstanding throughout each period is as follows:

CLASS A SHARES

                                 (UNAUDITED)
                                 SIX MONTHS       YEAR ENDED     PERIOD ENDED         YEAR ENDED OCTOBER 31,
                                    ENDED       SEPTEMBER 30,   SEPTEMBER 30,   ----------------------------------
                               MARCH 31, 2005      2004(A)        2003(B)(C)      2002          2001         2000
                               --------------   -------------   -------------   -------       -------       ------
NET ASSET VALUE,
   BEGINNING OF PERIOD          $15.06            $14.01        $12.86          $ 14.95       $ 18.77       $17.73
                                ------            ------        ------          -------       -------       ------
INCOME FROM
   INVESTMENT
   OPERATIONS:
   Net investment income          0.13(e)(f)        0.21(e)       0.20(e)          0.26(g)       0.34(e)      0.39(e)
   Net realized and
      unrealized gain (loss)
      on investments,
      foreign currency and
      foreign capital gains
      tax                         0.77              1.11          1.17            (2.12)(g)     (3.06)        1.36
                                ------            ------        ------          -------       -------       ------
   Total from Investment
      Operations                  0.90              1.32          1.37            (1.86)        (2.72)        1.75
                                ------            ------        ------          -------       -------       ------
LESS DISTRIBUTIONS
   From net investment
      income                     (0.14)            (0.27)        (0.22)           (0.23)        (0.36)       (0.40)
                                ------            ------        ------          -------       -------       ------
   From net realized gains          --                --            --               --         (0.74)       (0.31)
                                ------            ------        ------          -------       -------       ------
   Total distributions
      declared to
      shareholders               (0.14)            (0.27)        (0.22)           (0.23)        (1.10)       (0.71)
                                ------            ------        ------          -------       -------       ------
NET ASSET VALUE, END OF
   PERIOD                       $15.81            $15.06        $14.01          $ 12.86       $ 14.95       $18.77
   Total return (h)               5.96%(i)          9.46%(j)     10.80%(i)(j)    (12.53)%(j)   (15.08)%(j)   10.15(j)
                                ------            ------        ------          -------       -------       ------
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
   Expenses (k)                   1.38%(l)          1.43%         1.49%(l)         1.40%         1.26%        1.15%
   Net investment income (k)      1.70%(l)          1.43%         1.55%(l)         1.73%(g)      2.07%        2.15%
   Waiver/reimbursement             --               ___%(m)      0.01%(l)         0.13%         0.12%        0.15%
   Portfolio turnover rate          37%(i)            75%          122%(i)           40%           65%          59%
   Net assets, end of period
      (in thousands)            $3,462            $2,901        $1,211          $    43       $    60       $  186

(a) On October 13, 2003, the Liberty Asset Allocation Fund was renamed the Columbia Asset Allocation Fund.

(b)  The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 18, 2002, the Galaxy Asset Allocation Fund, Prime A shares were redesignated Liberty Asset Allocation Fund, Class A shares.

(d)  The Fund began offering Prime A shares on November 1, 1998.

(e) Per share data was calculated using average shares outstanding during the period.

(f) Net investment income per share reflects a special dividend which amounted to $0.02 per share.

(g) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $(0.01), $0.01 and (0.05)%, respectively.

(h) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(i)  Not annualized.

(j) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(k) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(l)  Annualized.

(m)  Rounds to less than 0.01%.

CLASS B SHARES

                                 (UNAUDITED)
                                 SIX MONTHS       YEAR ENDED     PERIOD ENDED         YEAR ENDED OCTOBER 31,
                                    ENDED       SEPTEMBER 30,   SEPTEMBER 30,   ----------------------------------
                               MARCH 31, 2005      2004(A)        2003(B)(C)      2002          2001         2000
                               --------------   -------------   -------------   -------       -------       ------
NET ASSET VALUE,
   BEGINNING OF PERIOD          $15.06            $14.00        $12.85          $ 14.93       $ 18.75       $17.71
                                ------            ------        ------          -------       -------       ------
INCOME FROM
   INVESTMENT
   OPERATIONS:
   Net investment income          0.08(e)(f)        0.10(e)       0.12(e)          0.14(g)       0.22(e)      0.26(e)
   Net realized and
      unrealized gain (loss)
      on investments,
      foreign currency and
      foreign capital gains
      tax                         0.75              1.11          1.17            (2.08)(g)     (3.06)        1.35
                                ------            ------        ------          -------       -------       ------
   Total from Investment
      Operations                  0.83              1.21          1.29            (1.94)        (2.84)        1.61
                                ------            ------        ------          -------       -------       ------
LESS DISTRIBUTIONS
   From net investment
      income                     (0.08)            (0.15)        (0.14)           (0.14)        (0.24)       (0.26)
                                ------            ------        ------          -------       -------       ------
   From net realized gains          --                --            --               --         (0.74)       (0.31)
                                ------            ------        ------          -------       -------       ------
   Total distributions
      declared to
      shareholders               (0.08)            (0.15)        (0.14)           (0.14)        (0.98)       (0.57)
                                ------            ------        ------          -------       -------       ------
NET ASSET VALUE, END OF
   PERIOD                       $15.81            $15.06        $14.00          $ 12.85       $ 14.93       $18.75
   Total return (h)               5.50%(i)          8.68(j)      10.13%(i)(j)    (13.06)%      (15.68)%(j)    9.29%(j)
                                ------            ------        ------          -------       -------       ------
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
   Expenses (k)                   2.13%(l)          2.18%         2.17%(l)         2.06%         1.99%        1.89%
   Net investment income (k)      0.95%(l)          0.68%         0.95%(l)         1.07%(g)      1.34%        1.41%
   Waiver/reimbursement             --               ___%(m)      0.01%(l)           --          0.04%        0.17%
   Portfolio turnover rate          37%(i)            75%          122(i)%           40%           65%          59%
   Net assets, end of period
      (in thousands)            $6,146            $4,926        $2,539          $   276       $   389       $  526
                                ------            ------        ------          -------       -------       ------

(a) On October 13, 2003, the Liberty Asset Allocation Fund was renamed the Columbia Asset Allocation Fund.

(b)  The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 18, 2002, the Galaxy Asset Allocation Fund, Prime B shares were redesignated Liberty Asset Allocation Fund, Class B shares.

(d)  The Fund began offering Prime B shares on November 1, 1998.

(e) Per share data was calculated using average shares outstanding during the period.

(f) Net investment income per share reflects a special dividend which amounted to $0.02 per share.

(g) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $(0.01), $0.01 and (0.05)%, respectively.

(h) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(i)  Not annualized.

(j) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(k) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(l)  Annualized.

(m)  Rounds to less than 0.01%.

CLASS C SHARES

                                 (UNAUDITED)
                                 SIX MONTHS       YEAR ENDED     PERIOD ENDED
                                    ENDED       SEPTEMBER 30,   SEPTEMBER 30,
                               MARCH 31, 2005      2004(A)        2003(B)(C)
                               --------------   -------------   -------------
NET ASSET VALUE, BEGINNING
   OF PERIOD                     $15.06          $14.00         $13.08
INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income (d)       0.07(e)         0.10           0.10
   Net realized and
      unrealized gain on
      investments, foreign
      currency and foreign
      capital gains tax            0.77            1.11           0.93
                                 ------          ------         ------
   Total from Investment
      Operations                   0.84            1.21           1.03
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
   From net investment
      income                      (0.08)          (0.15)         (0.11)
NET ASSET VALUE, END OF
   PERIOD                        $15.82          $15.06         $14.00
   Total return (f)                5.57%(g)        8.67%(h)       7.93%(g)(h)
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
   Net assets, end of period
      (in thousands)               2.13%(j)        2.19%          2.28%(j)
   Ratio of expenses to
      average net assets (f)
      (g)                          0.95%(j)        0.69%          0.85%(j)
   Ratio of net investment
      loss to average net
      assets (f)(g)                  --              ___%(k)      0.01%(j)
   Reimbursement (g)                 37%(g)          75%           122%(g)
   Portfolio turnover rate       $  560          $  514         $  187
                                 ------          ------         ------

(a) On October 13, 2003, the Liberty Asset Allocation Fund was renamed the Columbia Asset Allocation Fund.

(b)  The Fund changed its fiscal year end from October 31 to September 30.

(c) Class C shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Net investment income per share reflects a special dividend which amounted to $0.02 per share.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

CLASS G SHARES

                                 (UNAUDITED)
                                 SIX MONTHS       YEAR ENDED     PERIOD ENDED           YEAR ENDED OCTOBER 31,
                                    ENDED       SEPTEMBER 30,   SEPTEMBER 30,   -------------------------------------
                               MARCH 31, 2005      2004(A)        2003(B)(C)      2002          2001           2000
                               --------------   -------------   -------------   -------       --------       --------
NET ASSET VALUE, BEGINNING
   OF PERIOD                    $ 15.06          $ 14.00        $ 12.84         $ 14.92       $  18.74       $  17.70
INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income           0.08(d)(e)       0.11(d)        0.12(d)         0.14(f)        0.22(d)        0.24(d)
   Net realized and
      unrealized gain (loss)
      on investments,
      foreign currency
      and foreign capital
      gains tax                    0.75             1.11           1.17           (2.08)(f)      (3.06)          1.36
                                -------          -------        -------         -------       --------       --------
   Total from Investment
      Operations                   0.83             1.22           1.29           (1.94)         (2.84)          1.60
                                -------          -------        -------         -------       --------       --------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS
   From net investment
      income                      (0.08)           (0.16)         (0.13)          (0.14)         (0.24)         (0.25)
                                -------          -------        -------         -------       --------       --------
   From net realized gains           --               --             --              --          (0.74)         (0.31)
                                -------          -------        -------         -------       --------       --------
   Total distributions
      declared to
      shareholders                (0.08)           (0.16)         (0.13)          (0.14)         (0.98)         (0.56)
                                -------          -------        -------         -------       --------       --------
NET ASSET VALUE,                $ 15.81          $ 15.06        $ 14.00         $ 12.84       $  14.92       $  18.74
                                -------          -------        -------         -------       --------       --------

   END OF PERIOD
   Total return (g)                5.53%(h)         8.72%(i)      10.12%(h)(i)   (13.08)%(i)    (15.72)%(i)      9.20%
                                -------          -------        -------         -------       --------       --------
RATIOS TO AVERAGE NET ASSETS
   /SUPPLEMENTAL DATA:
   Expenses (k)                    2.08%(k)         2.15%          2.19%(k)        2.09%          2.01%          1.99%
   Net investment
      income (k)                   1.00%(k)         0.71%          1.02%(k)        1.04%(f)       1.33%          1.31%
   Waiver/reimbursement              --              ___%(l)       0.01%(k)        0.03%          0.01%            --
   Portfolio turnover rate           37%(h)           75%           122(h)%          40%            65%            59%
   Net assets, end of period
      (in thousands)            $31,155          $39,892        $56,383         $73,183       $106,074       $105,980

(a) On October 13, 2003, the Liberty Asset Allocation Fund was renamed the Columbia Asset Allocation Fund.

(b)  The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 18, 2002, the Galaxy Asset Allocation Fund, Retail B shares were redesignated Liberty Asset Allocation Fund, Class G shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Net investment income per share reflects a special dividend which amounted to $0.02 per share.

(f) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the net ratio of investment income to average net assets is $(0.01), $0.01 and (0.05)%, respectively.

(g) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h)  Not annualized.

(i) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

CLASS T SHARES

                                 (UNAUDITED)
                                 SIX MONTHS       YEAR ENDED     PERIOD ENDED            YEAR ENDED OCTOBER 31,
                                    ENDED       SEPTEMBER 30,   SEPTEMBER 30,    --------------------------------------
                               MARCH 31, 2005      2004(A)        2003(B)(C)       2002           2001           2000
                               --------------   -------------   -------------    --------       --------       --------
NET ASSET VALUE, BEGINNING
   OF PERIOD                   $  15.07          $  14.01       $  12.87         $  14.95       $  18.79       $  17.74
                               --------          --------       --------         --------       --------       --------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income           0.13(d)(e)        0.21(d)        0.21(d)          0.25(f)        0.33(d)        0.37(d)
   Net realized and
      unrealized gain (loss)
      on investments,
      foreign currency and
      foreign capital gains
      tax                          0.76              1.11           1.16            (2.09)(f)      (3.08)          1.36
                               --------          --------       --------         --------       --------       --------
   Total from Investment
      Operations                   0.89              1.32           1.37            (1.84)         (2.75)          1.73
                               --------          --------       --------         --------       --------       --------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS
   From net investment
      income                      (0.13)            (0.26)         (0.23)           (0.24)         (0.35)         (0.37)
                               --------          --------       --------         --------       --------       --------
   From net realized gains           --                --             --               --          (0.74)         (0.31)
                               --------          --------       --------         --------       --------       --------
   Total distributions
      declared to
      shareholders                (0.13)            (0.26)         (0.23)           (0.24)         (1.09)         (0.68)
                               --------          --------       --------         --------       --------       --------
NET ASSET VALUE, END OF
   PERIOD                      $  15.83          $  15.07       $  14.01         $  12.87       $  14.95       $  18.79
   Total return (g)                5.93%(h)          9.47(i)       10.75%(h)(i)    (12.45)%(i)    (15.18)%(i)      9.98%
                               --------          --------       --------         --------       --------       --------
RATIOS TO AVERAGE NET ASSETS
   /SUPPLEMENTAL DATA:
   Expenses (k)                    1.43%(k)          1.49%          1.49%(k)         1.37%          1.33%          1.29%
   Net investment income (k)       1.65%(k)          1.37%          1.73%(k)         1.76%(f)       2.01%          2.01%
   Waiver/reimbursement              --               ___%(l)       0.01%(k)         0.01%          0.01%            --
   Portfolio turnover rate           37%(h)            75%           122(h)%           40%            65%            59%
   Net assets, end of period
      (in thousands)           $184,599          $183,438       $189,580         $198,154       $289,882       $371,590

(a) On October 13, 2003, the Liberty Asset Allocation Fund was renamed the Columbia Asset Allocation Fund.

(b)  The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 18, 2002, the Galaxy Asset Allocation Fund, Retail A shares were redesignated Liberty Asset Allocation Fund, Class T shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Net investment income per share reflects a special dividend which amounted to $0.02 per share.

(f) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $(0.01), $0.01 and (0.05)%, respectively.

(g) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(h)  Not annualized.

(i) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

CLASS Z SHARES

                                    (UNAUDITED)
                                    SIX MONTHS       YEAR ENDED     PERIOD ENDED           YEAR ENDED OCTOBER 31,
                                       ENDED       SEPTEMBER 30,   SEPTEMBER 30,   -------------------------------------
                                  MARCH 31, 2005      2004(A)        2003(B)(C)      2002           2001          2000
                                  --------------   -------------   -------------   --------       --------      --------
NET ASSET VALUE,
   BEGINNING OF PERIOD            $  15.06          $  14.01       $12.87          $  14.94       $  18.78      $  17.73
                                  --------          --------       --------        --------       --------      --------
INCOME FROM
   INVESTMENT
   OPERATIONS:
   Net investment income              0.15(d)(e)        0.25(d)      0.25(d)           0.29(f)        0.37(d)       0.41(d)
   Net realized and unrealized
      gain (loss) on
      investments, foreign
      currency and foreign
      capital gains tax               0.76              1.11         1.16             (2.09)(f)      (3.08)         1.36
                                  --------          --------       --------        --------       --------      --------
   Total from Investment
      Operations                      0.91              1.36         1.41             (1.80)         (2.71)         1.77
                                  --------          --------       --------        --------       --------      --------

LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS
   From net investment income        (0.16)            (0.31)       (0.27)            (0.27)         (0.39)        (0.41)
                                  --------          --------       --------        --------       --------      --------
   From net realized gains              --                --           --                --          (0.74)        (0.31)
                                  --------          --------       --------        --------       --------      --------
   Total distributions declared
      to shareholders                (0.16)            (0.31)       (0.27)            (0.27)         (1.13)        (0.72)
                                  --------          --------       --------        --------       --------      --------
NET ASSET VALUE, END OF
   PERIOD                         $  15.81          $  15.06       $14.01          $  12.87       $  14.94      $  18.78
   Total return (g)                   6.02%(h)          9.75(i)     11.07%(h)(i)     (12.23)%(i)    (14.94)%       10.21%
                                  --------          --------       --------        --------       --------      --------
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
   Expenses (k)                       1.13%(k)          1.19%        1.16%(k)          1.12%          1.11%         1.09%
   Net investment
      income (k)                      1.96%(k)          1.67%        2.04%(k)          2.01%(f)       2.23%         2.21%
   Waiver/reimbursement                 --              ____%(l)     0.01%(k)          0.03%            --            --
   Portfolio turnover rate              37%(h)            75%         122%(h)            40%            65%           59%
   Net assets, end of period
      (in thousands)              $177,890          $191,556       $217,935        $163,934       $230,562      $290,970

     5. The information under the heading "For More Information - Investment Company Act file number" is revised as follows:

     Columbia Funds Series Trust I: 811-4367

          -    Columbia Asset Allocation Fund

     6. The section titled "Principal Investment Strategies" is updated and restated in its entirety as follows:

The Fund's investment advisor allocates the Fund's assets among various classes of equity and debt securities, including: large capitalization (large-cap) growth stocks, large-cap value stocks, middle capitalization (midcap) growth stocks, mid-cap value stocks, small capitalization (small-cap) growth stocks, small-cap value stocks, foreign securities, investment grade bonds, and non-investment grade bonds. Each asset class is managed by a separate portfolio manager or team with experience in investing in that particular class.

The Fund's lead portfolio manager will allocate the Fund's assets among the various asset classes. The lead portfolio manager will adjust the number of asset classes, as well as the portion of the Fund's assets allocated to each asset class, from time to time, based on his assessment of such factors as relative attractiveness, valuation, fundamentals, quantitative analyses, economic and market expectations, and recommendations of the investment strategy group of Columbia Management Group, Inc., the parent company of the Fund's advisor.

In selecting equity securities, the advisor favors stocks with long-term growth potential that are expected to outperform their peers over time. The advisor also forecasts the direction and degree of change in long-term interest rates to help in the selection of debt securities. Investment grade debt securities purchased by the Fund will have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or will be unrated securities determined by the advisor to be of comparable quality. When deemed appropriate by the advisor, however, the Fund may invest up to 10% of its net assets in noninvestment grade debt securities that are rated below BBB by S&P or Baa by Moody's or are unrated securities judged by the advisor to be of comparable quality (also known as "junk bonds"). The Fund keeps at least 25% of its total assets in fixed income investments, including debt securities and preferred stocks, at all times.

The Fund may invest up to 25% of its net assets in foreign securities.

The Fund may invest up to 10% of its net assets in exchange-traded funds, such as iSharesSM. Exchange-traded funds are shares of investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ(R) National Market System. iShares, which are traded on the American Stock Exchange, are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the Morgan Stanley Capital International indices for various countries and regions.

The Fund will sell a portfolio security when, as a result of changes in the economy, the advisor determines it is appropriate to revise the allocation of the Fund's assets between stocks and bonds. A security may also be sold as a result of an actual or expected deterioration in the performance of the security or in the financial condition of the issuer of the security.

As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or investment strategies.

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust to the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.

     7. The section "Portfolio Managers" is revised as follows:

HARVEY HIRSCHHORN, an executive vice president of Columbia Management, is the lead manager for the Fund and has co-managed the Fund since October, 2002. Mr. Hirschhorn has been associated with Columbia Management or its predecessors since 1973. Mr. Hirschhorn is responsible for allocating the Fund assets among the various asset classes, while investment decisions for the portion of the Fund's assets allocated to each asset class will be made by investment professionals with particular expertise in such asset class. The asset classes, and the persons responsible for managing the Fund's assets allocated to each particular asset class, are as follows:

Large-cap growth stocks      Paul J. Berlinguet, Edward P. Hickey, Roger R.
                             Sullivan and Mary-Ann Ward

Large-cap value stocks       Brian J. Cunningham, Gregory M. Miller and Richard
                             Dahlberg

Mid-cap growth stocks        Kenneth A. Korngiebel

Mid-cap value stocks         Diane L. Sobin, David I. Hoffman, Lori J. Ensinger
                             and Noah J. Petrucci

Small-cap growth stocks      Daniel Cole, Thomas P. Lettenberger, Steven R.
                             Lilly, and Christian Pineno

Small-cap value stocks       Stephen D. Barbaro

Foreign securities           Penelope L. Burgess and Deborah F. Snee

Investment grade bonds       Leonard A. Aplet

Non-investment grade bonds   Jeffrey L. Rippey

PAUL J. BERLINGUET, a senior vice president of Columbia Management, head of Columbia Management's Small-Cap Growth Team and head of Columbia Management's Large-Cap Growth Team, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since October, 2003. Mr. Berlinguet has been associated with Columbia Management since October, 2003. Prior to October, 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds from April, 2001 to October, 2003. Prior to joining John Hancock Funds in April, 2001, Mr. Berlinguet was head of the Global Technology Research Team and a large-cap growth portfolio manager at Baring Asset Management. During his 12-year career at Baring Asset Management, he also managed a small cap aggressive growth unit trust and was lead Portfolio Manager for four years.

EDWARD P. HICKEY, a portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since June, 2005. Mr. Hickey has been associated with Columbia Management or its predecessors since November, 1998.

ROGER R. SULLIVAN, a portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since June, 2005. Mr. Sullivan has been associated with Columbia Management or its predecessors since January, 2005. Prior to January, 2005, Mr. Sullivan was a senior vice president with Putnam Investments from December, 1994 to December, 2004.

MARY-ANN WARD, a portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since June, 2005. Ms. Ward has been associated with Columbia Management or its predecessors since July, 1997.

BRIAN J. CUNNINGHAM, a vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since November, 2003. Mr. Cunningham has been associated with Columbia Management or its predecessors since 1987.

GREGORY M. MILLER, a senior vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since April, 2003. Mr. Miller has been associated with Columbia Management or its predecessors since 1985.

RICHARD DAHLBERG, a senior portfolio manager and head of Columbia Management's Income Strategies Group, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since October, 2003. Mr. Dahlberg has been associated with Columbia Management since September, 2003. Prior to September 2003, Mr. Dahlberg was a portfolio manager at Grantham, Mayo, Van Otterloo & Co. LLC from November, 2001 to December, 2002. Prior to joining Grantham, Mayo, Van Otterloo & Co. LLC in November, 2001, Mr. Dahlberg was a portfolio manager at Pioneer Investment Management, Inc. from September, 1998 to November, 2001.

KENNETH A. KORNGIEBEL, a senior vice president of Columbia Management, is the manager for the portion of the Fund allocated to the mid-cap growth stocks category and has managed or co-managed that portion of the Fund since June, 2004. Mr. Korngiebel has been associated with Columbia Management or its predecessors since 1996.

DIANE L. SOBIN, a senior portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed the Fund since September, 2004. Ms. Sobin has been associated with Columbia Management or its affiliates since August, 2001. Prior to August, 2001, Ms. Sobin was a senior vice president with Zurich Scudder Investments, Inc. from February, 2000 to June, 2001.

DAVID I. HOFFMAN, a senior portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed the Fund since September, 2004. Mr. Hoffman has been associated with Columbia Management or its affiliates since August, 2001. Prior to August, 2001, Mr. Hoffman was a vice president with Zurich Scudder Investments, Inc. from March, 1999 to July, 2001.

LORI J. ENSINGER, a senior portfolio manager of Columbia Management, is a co-manager manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed the Fund since September, 2004. Ms. Ensinger has been associated with Columbia Management or its affiliates since August, 2001. Prior to 2001, Ms. Ensinger directed the investment strategy for all institutional assets managed under the U.S. large-cap value style at Zurich Scudder Investments, Inc. from 1999 to 2001.

NOAH J. PETRUCCI, a portfolio manager of Columbia Management, is a co-manager manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed the Fund since September, 2004. Mr. Petrucci has been associated with Columbia Management or its affiliates since February, 2002. Prior to February, 2002, Mr. Petrucci was employed by Zurich Scudder Investments, Inc. from October, 1996, serving most recently as a product specialist/portfolio manager from April, 2001 to February, 2002.

DANIEL COLE, a portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the small-cap growth stocks category and has co-managed the Fund since June, 2005. Mr. Cole has been associated with Columbia Management or its affiliates since September, 2001. Prior to September, 2001, Mr. Cole was a portfolio manager and analyst with Neuberger Berman, LLC from July, 1999 to September, 2001.

THOMAS P. LETTENBERGER, a vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the small-cap growth stocks category and has co-managed the Fund since June, 2005. Mr. Lettenberger has been associated with Columbia Management since August 2000. Prior to August 2000, Mr. Lettenberger was an equity research analyst at William Blair LLC from July 1998 to August 2000.

STEVEN R. LILLY, a vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the small-cap growth stocks category and has co-managed the Fund since June, 2005. Mr. Lilly has been an analyst for small and mid cap growth products and has been associated with Columbia Management or its affiliates since July 1995.

CHRISTIAN PINENO, a portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the small-cap growth stocks category and has co-managed the Fund since June, 2005. Mr.Pineno has been associated with Columbia Management or its affiliates since June, 1999.

STEPHEN D. BARBARO, a vice president of Columbia Management, is the manager for the portion of the Fund allocated to the small-cap value stocks category and has managed that portion of the Fund since December, 2002. Mr. Barbaro has been associated with Columbia Management or its predecessors since 1976.

PENELOPE L. BURGESS, a vice president of Columbia Management, is the co-manager for the portion of the Fund allocated to the foreign stocks category and has co-managed that portion of the Fund since September, 2004. Ms. Burgess has been associated with Columbia Management or its predecessors since 1993.

DEBORAH F. SNEE, a vice president of Columbia Management, is the co-manager for the portion of the Fund allocated to the foreign stocks category and has co-managed that portion of the Fund since September, 2004. Ms. Snee has been associated with Columbia Management or its predecessors since 1999.

LEONARD A. APLET, a senior vice president of Columbia Management, is the manager for the portion of the Fund allocated to the investment grade bonds category and has managed that portion of the Fund since March, 2005. Mr. Aplet has been associated with Columbia Management or its predecessors since 1987.

JEFFREY L. RIPPEY, a senior vice president of Columbia Management, is the manager for the portion of the Fund allocated to the non-investment grade bonds category and has managed that portion of the Fund since December, 2002. Mr. Rippey has been associated with Columbia Management or its predecessors since 1981.

     8. As discussed in greater detail in earlier supplements, on March 15, 2004, Columbia Management Advisors, Inc. ("Columbia Management"), the Fund's adviser, and Columbia Funds Distributor, Inc. ("CFD") (now Columbia Management Distributors, Inc.), the distributor of the Fund's shares (collectively, "Columbia"), entered into agreements in principle with the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") to resolve the proceedings brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds.

On February 9, 2005, Columbia entered into an Assurance of Discontinuance with the NYAG (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order" and together, the "Settlements"). The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle.

Under the terms of the SEC Order, Columbia has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review Columbia's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the settlement amounts will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with Columbia and the Fund's independent trustees and not unacceptable to the staff of the SEC. More specific information on the distribution plan will be communicated at a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia Funds, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

A copy of the SEC Order will be available on the SEC's website at http://www.sec.gov. A copy of the NYAG Settlement will be available as part of the Bank of America Corporation Form 8-K filing on or about February 10, 2005.

     9. The Prospectuses are hereby supplemented with the following information relating to hypothetical investment and expense information:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Fund assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested and that Class B shares and Class G shares converts to Class A shares and Class T shares, respectively, after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any fee waiver or expense reimbursement. Your actual costs may be higher or lower.

CLASS A

                               ANNUAL EXPENSE RATIO
                                      1.34%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
 1            5.00%              $ 9,896.25                  3.66%               $ 9,769.95      $  703.61
 2           10.25%              $10,391.06                  7.45%               $10,127.54      $  133.31
 3           15.76%              $10,910.62                 11.39%               $10,498.20      $  138.19
 4           21.55%              $11,456.15                 15.46%               $10,882.44      $  143.25
 5           27.63%              $12,028.95                 19.69%               $11,280.73      $  148.49
 6           34.01%              $12,630.40                 24.07%               $11,693.61      $  153.93
 7           40.71%              $13,261.92                 28.61%               $12,121.60      $  159.56
 8           47.75%              $13,925.02                 33.32%               $12,565.25      $  165.40
 9           55.13%              $14,621.27                 38.20%               $13,025.13      $  171.46
 10          62.89%              $15,352.33                 43.26%               $13,501.85      $  177.73

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 5,927.33
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 4,076.85
TOTAL ANNUAL FEES AND
   EXPENSES                                                                                      $2,094.93

CLASS B

                               ANNUAL EXPENSE RATIO
                                      2.09%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
 1            5.00%              $10,500.00                  2.91%               $10,291.00      $  212.04
 2           10.25%              $11,025.00                  5.90%               $10,590.47      $  218.21
 3           15.76%              $11,576.25                  8.99%               $10,898.65      $  224.56
 4           21.55%              $12,155.06                 12.16%               $11,215.80      $  231.10
 5           27.63%              $12,762.82                 15.42%               $11,542.18      $  237.82
 6           34.01%              $13,400.96                 18.78%               $11,878.06      $  244.74
 7           40.71%              $14,071.00                 22.24%               $12,223.71      $  251.86
 8           47.75%              $14,774.55                 25.79%               $12,579.42      $  259.19
 9           55.13%              $15,513.28                 30.40%               $13,039.83      $  171.65
 10          62.89%              $16,288.95                 35.17%               $13,517.08      $  177.93

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 6,288.95
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 3,517.08
TOTAL ANNUAL FEES AND
   EXPENSES                                                                                      $2,229.10

CLASS C

                               ANNUAL EXPENSE RATIO
                                      2.09%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES          FEES AND EXPENSES    AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
 1            5.00%              $10,500.00                  2.91%               $10,291.00      $  212.04
 2           10.25%              $11,025.00                  5.90%               $10,590.47      $  218.21
 3           15.76%              $11,576.25                  8.99%               $10,898.65      $  224.56
 4           21.55%              $12,155.06                 12.16%               $11,215.80      $  231.10
 5           27.63%              $12,762.82                 15.42%               $11,542.18      $  237.82
 6           34.01%              $13,400.96                 18.78%               $11,878.06      $  244.74
 7           40.71%              $14,071.00                 22.24%               $12,223.71      $  251.86
 8           47.75%              $14,774.55                 25.79%               $12,579.42      $  259.19
 9           55.13%              $15,513.28                 29.45%               $12,945.48      $  266.74
 10          62.89%              $16,288.95                 33.22%               $13,322.19      $  274.50

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 6,288.95
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 3,322.19
TOTAL ANNUAL FEES AND
   EXPENSES                                                                                      $2,420.76

CLASS G

                               ANNUAL EXPENSE RATIO
                                      1.39%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
 1            5.00%              $10,500.00                  3.61%               $10,361.00      $  141.51
 2           10.25%              $11,025.00                  7.35%               $10,735.03      $  146.62
 3           15.76%              $11,576.25                 11.23%               $11,122.57      $  151.91

 4           21.55%              $12,155.06                 15.24%               $11,524.09      $  157.39
 5           27.63%              $12,762.82                 19.40%               $11,940.11      $  163.08
 6           34.01%              $13,400.96                 23.71%               $12,371.15      $  168.96
 7           40.71%              $14,071.00                 28.18%               $12,817.75      $  175.06
 8           47.75%              $14,774.55                 32.80%               $13,280.47      $  181.38
 9           55.13%              $15,513.28                 36.74%               $13,673.57      $  274.93
 10          62.89%              $16,288.95                 40.78%               $14,078.31      $  283.07

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 6,288.95
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 4,078.31
TOTAL ANNUAL FEES AND
   EXPENSES                                                                                      $1,843.91

CLASS T

                               ANNUAL EXPENSE RATIO
                                      2.04%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
 1            5.00%               $ 9,896.25                 2.96%               $ 9,703.98      $  770.12
 2           10.25%               $10,391.06                 6.01%               $ 9,991.22      $  200.89
 3           15.76%               $10,910.62                 9.15%               $10,286.96      $  206.84
 4           21.55%               $11,456.15                12.38%               $10,591.45      $  212.96
 5           27.63%               $12,028.95                15.70%               $10,904.96      $  219.26
 6           34.01%               $12,630.40                19.13%               $11,227.75      $  225.75
 7           40.71%               $13,261.92                22.65%               $11,560.09      $  232.44
 8           47.75%               $13,925.02                26.28%               $11,902.27      $  239.32
 9           55.13%               $14,621.27                30.02%               $12,254.57      $  246.40
 10          62.89%               $15,352.33                33.87%               $12,617.31      $  253.69

TOTAL GAIN BEFORE FEES
   AND EXPENSES                   $ 5,927.33
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 3,192.31
TOTAL ANNUAL FEES AND
   EXPENSES                                                                                      $2,807.67

CLASS Z

                               ANNUAL EXPENSE RATIO
                                      1.09%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
 1            5.00%               $10,500.00                 3.91%               $10,391.00      $  111.13
 2           10.25%               $11,025.00                 7.97%               $10,797.29      $  115.48
 3           15.76%               $11,576.25                12.19%               $11,219.46      $  119.99
 4           21.55%               $12,155.06                16.58%               $11,658.14      $  124.68
 5           27.63%               $12,762.82                21.14%               $12,113.98      $  129.56
 6           34.01%               $13,400.96                25.88%               $12,587.63      $  134.62
 7           40.71%               $14,071.00                30.80%               $13,079.81      $  139.89
 8           47.75%               $14,774.55                35.91%               $13,591.23      $  145.36
 9           55.13%               $15,513.28                41.23%               $14,122.65      $  151.04
 10          62.89%               $16,288.95                46.75%               $14,674.84      $  156.95

TOTAL GAIN BEFORE FEES
   AND EXPENSES                   $ 6,288.95
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 4,674.84
TOTAL ANNUAL FEES AND
   EXPENSES                                                                                      $1,328.70

     10. Columbia Funds Distributor, Inc. (the Funds' distributor) and Columbia Funds Services, Inc. (the Funds' transfer agent) have changed their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.

     Sections 11 through 19 of this supplement apply only to Classes A, B, and C of the Fund.

     11. The footnotes to the table entitled "Shareholder Fees" are revised to provide that the contingent deferred sales charge ("CDSC") applicable to Class A shares applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.

     12. The section entitled "Investment Minimums" is revised in its entirety as follows:

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Please see the Statement of Additional Information for more details on investment minimums.

     13. The call-out box entitled "Choosing a Share Class" is revised in its entirety as follows:

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B AND C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

     14. The table entitled "Class A Sales Charges" is replaced in its entirety as follows:

     For Fixed Income Funds (other than Columbia Money Market Fund and Columbia Municipal Money Market Fund):

CLASS A SALES CHARGES

                                    AS A % OF THE                     % OF OFFERING PRICE
                                       PUBLIC       AS A % OF YOUR   RETAINED BY FINANCIAL
AMOUNT PURCHASED                   OFFERING PRICE     INVESTMENT            ADVISOR
----------------                   --------------   --------------   ---------------------
Less than $50,000                       4.75             4.99                 4.25
$50,000 to less than $100,000           4.50             4.71                 4.00
$100,000 to less than $250,000          3.50             3.63                 3.00
$250,000 to less than $500,000          2.50             2.56                 2.25
$500,000 to less than $1,000,000        2.00             2.04                 1.75
$1,000,000 or more                      0.00             0.00                 0.00

     For Short-Intermediate Fixed Income Funds:

CLASS A SALES CHARGES

                                    AS A % OF THE                     % OF OFFERING PRICE
                                       PUBLIC       AS A % OF YOUR   RETAINED BY FINANCIAL
AMOUNT PURCHASED                   OFFERING PRICE     INVESTMENT            ADVISOR
----------------                   --------------   --------------   ---------------------
Less than $100,000                      3.25             3.36                 3.00
$100,000 to less than $250,000          2.50             2.56                 2.25
$250,000 to less than $500,000          2.00             2.04                 1.75
$500,000 to less than $1,000,000        1.50             1.52                 1.25
$1,000,000 or more                      0.00             0.00                 0.00

     For Short-Term Fixed Income Funds:

CLASS A SALES CHARGES

                                    AS A % OF THE                     % OF OFFERING PRICE
                                       PUBLIC       AS A % OF YOUR   RETAINED BY FINANCIAL
AMOUNT PURCHASED                   OFFERING PRICE     INVESTMENT            ADVISOR
----------------                   --------------   --------------   ---------------------
Less than $100,000                      1.00             1.01                 0.75
$100,000 to less than $250,000          0.75             0.76                 0.50
$250,000 to less than $1,000,000        0.50             0.50                 0.40
$1,000,000 or more                      0.00             0.00                 0.00

     15. The paragraph immediately following the table entitled "Class A Sales Charges" is revised in its entirety as follows:

Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase.

Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

     16. The table entitled "Purchases Over $1 Million" for Class A shares is replaced in its entirety as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                      COMMISSION %
----------------                      ------------
Less than $3 million                      1.00
$3 million to less than $50 million       0.50
$50 million or more                       0.25

For certain group retirement plans, financial advisors will receive a 1% commission from the distributor on all purchases less than $3 million.

     17. The section entitled "Reduced Sales Charges for Larger Investments" is revised in its entirety as follows:

     A.   What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

     B.   What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

     -    Individual accounts

     -    Joint accounts

     -    Certain IRA accounts

     -    Certain trusts

     -    UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

     C.   How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

     D.   How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, though fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

     18. All disclosure related to Class B Sales Charges under the section entitled "Sales Charges" is revised in its entirety as follows:

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

     For all Funds (other than the Short-Intermediate Fixed Income Funds):

Purchases of less than $50,000

CLASS B SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

     For Short-Intermediate Fixed Income Funds:

Purchases of less than $50,000

CLASS B SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    3.00
Through second year                   3.00
Through third year                    2.00
Through fourth year                   1.00
Through fifth year                    0.00
Through sixth year                    0.00
Longer than six years                 0.00

Commission to financial advisors is 2.75%.

Automatic conversion to Class A shares occurs eight years after purchase.

     19. The instructions with respect to redemptions by systematic withdrawal plan in the table under the section "How to Sell Shares" are revised in their entirety as follows:

You may automatically sell a specified dollar amount or percentage of your account on a monthly, quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance requirement has been waived for wrap accounts. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

     Sections 20 through 26 of this supplement apply only to Classes T and G of the Fund.

     20. The footnotes to the table entitled "Shareholder Fees" are revised to provide that the contingent deferred sales charge ("CDSC") applicable to Class T shares applies only to certain Class T shares bought without an initial sales charge that are sold within 12 months of purchase.

     21. The section entitled "Investment Minimums" is revised in its entirety as follows:

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Please see the Statement of Additional Information for more details on investment minimums.

     22. The paragraph immediately following the table entitled "Class T Sales Charges" is revised in its entirety as follows:

Class T shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class T share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

     23. The table entitled "Purchases Over $1 Million" for Class T shares is replaced in its entirety as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                      COMMISSION %
----------------                      ------------
Less than $3 million                      1.00
$3 million to less than $50 million       0.50
$50 million or more                       0.25

For certain group retirement plans, financial advisors will receive a 1% commission from the distributor on all purchases less than $3 million.

     24. The section entitled "Reduced Sales Charges for Larger Investments" is revised in its entirety as follows

     A. WHAT ARE THE PRINCIPAL WAYS TO OBTAIN A BREAKPOINT DISCOUNT?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class T shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class T shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

     B. WHAT ACCOUNTS ARE ELIGIBLE FOR BREAKPOINT DISCOUNTS?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

     -    Individual accounts

     -    Joint accounts

     -    Certain IRA accounts

     -    Certain trusts

     -    UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

     How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

     How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, though fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

     25. Under the section entitled "Sales Charges," the "Class G Sales Charges" table is revised in its entirety as follows:

     Purchases of less than $50,000

CLASS G SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE    SHARES ARE SOLD
-----------------------------   ----------------
Through first year                    5.00
Through second year                   4.00
Through third year                    4.00
Through fourth year                   4.00
Through fifth year                    3.00
Through sixth year                    2.00
Through seventh year                  1.00
Longer than seven years               0.00

     26. The instructions with respect to redemptions by systematic withdrawal plan in the table under the section "How to Sell Shares" are revised in their entirety as follows:

You may automatically sell a specified dollar amount or percentage of your account on a monthly, quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance requirement has been waived for wrap accounts. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

     Section 27 of this supplement applies only to Class Z of the Fund.

     27. The section entitled "Eligible Investors" is revised in its entirety as follows:

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.

IMPORTANT THINGS TO CONSIDER WHEN DECIDING ON A CLASS OF SHARES:

Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.

Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by an intermediary. Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.

Eligible Investors and their applicable investment minimums are as follows:

No minimum initial investment

- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

- Any group retirement plan, including defined benefit and defined contribution plans such as: 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of a Fund's transfer agent;

- Any investor purchasing through a Columbia Management Group state tuition plan organized under Section 529 of the Internal Revenue Code; or

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

$1,000 minimum initial investment

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (CMD) (i) who holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by CMD;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by CMD;

- Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;

- Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $1,000 minimum investment requirement);

- Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; or

- Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.

The Funds reserve the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Funds also reserve the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

[Order #]                                                                 [Date]

Columbia Asset Allocation Fund                      Prospectus, February 1, 2005

Class A, B and C Shares

Advised by Columbia Management Advisors, Inc.

TABLE OF CONTENTS

THE FUND                                  2
Investment Goals........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  3
Performance History.....................  6
Your Expenses...........................  8

YOUR ACCOUNT                             10
How to Buy Shares....................... 10
Sales Charges........................... 11
How to Exchange Shares.................. 16
How to Sell Shares...................... 16
Fund Policy on Trading of Fund Shares... 17
Distribution and Service Fees........... 18
Other Information About Your Account.... 19

MANAGING THE FUND                        22
Investment Advisor...................... 22
Portfolio Managers...................... 22

FINANCIAL HIGHLIGHTS                     25

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  Not FDIC      May Lose Value
   Insured     No Bank Guarantee

The Fund

INVESTMENT GOALS

The Fund seeks a high total return by providing both a current level of income that is greater than that provided by popular stock market averages, as well as long-term growth in the value of the Fund's assets.

                          Current income includes
                          both dividends from stocks
                          and interest income from
                          fixed income securities,
                          after deducting Fund
                          expenses.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's investment advisor allocates the Fund's assets among various classes of equity and debt securities, including: large capitalization (large-cap) growth stocks, large-cap value stocks, middle capitalization (mid-cap) growth stocks, mid-cap value stocks, small capitalization (small-cap) growth stocks, small-cap value stocks, real estate investment trusts (REITs), foreign securities, investment grade bonds, and non-investment grade bonds. Each asset class is managed by a separate portfolio manager or team with experience in investing in that particular class.

The Fund's lead portfolio manager will allocate the Fund's assets among the various asset classes. The lead portfolio manager will adjust the number of asset classes, as well as the portion of the Fund's assets allocated to each asset class, from time to time, based on his assessment of such factors as relative attractiveness, valuation, fundamentals, quantitative analyses, economic and market expectations, and recommendations of the investment strategy group of Columbia Management Group, Inc., the parent company of the Fund's advisor.

In selecting equity securities, the advisor favors stocks with long-term growth potential that are expected to outperform their peers over time. The advisor also forecasts the direction and degree of change in long-term interest rates to help in the selection of debt securities. Investment grade debt securities purchased by the Fund will have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or will be unrated securities determined by the advisor to be of comparable quality. When deemed appropriate by the advisor, however, the Fund may invest up to 10% of its net assets in non-investment grade debt securities that are rated below BBB by S&P or Baa by Moody's or are unrated securities judged by the advisor to be of comparable quality (also known as "junk bonds"). The Fund keeps at least 25% of its total assets in fixed income investments, including debt securities and preferred stocks, at all times. The Fund may invest up to 25% of its net assets in foreign securities. The Fund may invest up to 10% of its net assets in exchange-traded funds, such as iShares/SM/. Exchange-traded funds are shares of investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ(R) National Market System. iShares, which are traded on the American Stock Exchange, are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the Morgan Stanley Capital International indices for various countries and regions.

The Fund may invest up to 10% of its net assets in derivative instruments, such as options, futures and foreign currencies, for the purpose of hedging its portfolio, and may invest up to 10% of its net assets in REITs. The Fund will sell a portfolio security when, as a result of changes in the economy, the advisor determines it is appropriate to revise the allocation of the Fund's assets between stocks and bonds. A security may also be sold as a result of an actual or expected deterioration in the performance of the security or in the financial condition of the issuer of the security.

As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals. In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or investment strategies.

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust to the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds. Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities. Because the Fund may invest in debt securities issued or supported by private entities, including corporate bonds, municipal bonds and mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative strategies, see the Statement of Additional Information.

The Fund may invest in real estate investment trusts (REITs). REITs are entities which either own properties or make construction or mortgage loans. REITs also may include operating or finance companies. Investing in REITs involves certain unique risks in addition to those risks associated with the real estate industry in general. The prices of REITs are affected by changes in the value of the underlying property owned by the REITs. In addition, although the Fund does not invest directly in real estate, a REIT investment by the Fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates. Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the advisor has placed on it. Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

The Fund may enter into a number of derivative strategies, including those that employ futures, options and foreign currencies, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

         UNDERSTANDING PERFORMANCE

         Calendar Year Total Returns show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

         Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

         The Fund's returns are compared to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Fund's returns are also compared to the Lehman Brothers Aggregate Bond Index (Lehman Index), an unmanaged market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

Calendar Year Total Returns (Class A)/(1)/

                                    [CHART]

 1995    1996    1997    1998   1999   2000    2001    2002     2003   2004
------  ------  ------  ------  -----  -----  ------  -------  ------  -----
30.29%  15.11%  19.76%  17.80%  7.42%  1.96%  -8.24%  -15.60%  19.03%  9.27%

                     For the periods shown in bar chart:
                     Best quarter: 4th quarter 1998, +11.80%
                     Worst quarter: 3rd quarter 2002, -9.56%

(1) The calendar year total returns shown for Class A shares include the returns of Prime A shares of the Galaxy Asset Allocation Fund (the Galaxy
      Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class A shares were initially offered by the Fund. The returns shown for Class A shares also include the returns of Retail A shares of the Galaxy Fund for periods prior to the inception of Prime A shares (October 31, 1998). Class A shares generally would have had substantially similar returns to Retail A shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class A shares exceed expenses paid by Retail A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 Average Annual Total Returns -- for periods ended December 31, 2004

                                                               1 Year     5 Years      10 Years
Class A (%)
  Return Before Taxes                                           2.96     -0.65/(1)/    8.20/(1)/
  Return After Taxes on Distributions                           2.61     -1.43/(1)/    6.87/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   2.12     -0.95/(1)/    6.48/(1)/
                                                               -----     -----         ----

Class B (%)
  Return Before Taxes                                           3.53     -0.52/(1)/    8.38/(1)/
  Return After Taxes on Distributions                           3.33     -1.09/(1)/    7.20/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   2.41     -0.72/(1)/    6.75/(1)/
                                                               -----     -----         ----
Class C (%)
  Return Before Taxes                                           7.46     -0.17/(1)/    8.37/(1)/
  Return After Taxes on Distributions                           7.26     -0.73/(1)/    7.20/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   4.96     -0.41/(1)/    6.75/(1)/
                                                               -----     -----         ----
S&P Index (%)                                                  10.88     -2.30        12.07
                                                               -----     -----         ----
Lehman Index (%)                                                4.34      7.71         7.72

(1) The returns for Class A and Class B shares include the returns of Prime A shares (for Class A shares) and Prime B shares (for Class B shares) of the Galaxy Fund for periods prior to November 18, 2002. The returns shown for Class A shares and Class B shares also include the returns of Retail A shares of the Galaxy Fund (adjusted, as necessary, to reflect the sales charges applicable to Class A shares and Class B shares, respectively), for periods prior to the inception of Prime A shares (November 1, 1998) and Prime B shares (November 1, 1998). Class A and Class B shares generally would have had substantially similar returns to Retail A shares because they would have been invested in the same portfolio of securities, although returns would have been lower to the extent that expenses for Class A and Class B shares exceed expenses paid by Retail A shares. The returns shown for Class C shares include the returns of Prime B shares of the Galaxy Fund (adjusted to reflect the sales charge applicable to Class C shares) for periods prior to November 18, 2002, the date on which Class C shares were initially offered by the Fund. The returns shown for Class C shares also include the returns of Retail A shares of the Galaxy Fund (adjusted to reflect the sales charges applicable to Class C shares) for periods prior to the date of inception of Prime B shares (November 1, 1998). Class C shares generally would have had substantially similar returns because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class C shares exceed expenses paid by Retail A and Prime B shares. Retail A shares of the Galaxy Fund were initially offered on December 30, 1991. Class A, B and C shares were initially offered on November 18, 2002.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

         UNDERSTANDING EXPENSES

         Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

         Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

         -     $10,000 initial investment

         -     5% total return for each year

         -     Fund operating expenses remain the same

         -     Reinvestment of all dividends and distributions

         -     Class B shares convert to Class A shares after eight years.

  Shareholder Fees/(1)/ (paid directly from your investment)

                                                                      Class A   Class B      Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                5.75       0.00         0.00
                                                                      -----       ----         ----
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/  5.00         1.00
                                                                      -----       ----         ----
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                        /(3)/      /(3)/        /(3)/
                                                                      -----       ----         ----

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3)   There is a $7.50 charge for wiring sale proceeds to your bank.

  Annual Fund Operating Expenses (deducted directly from Fund assets)


                                           Class A      Class B   Class C
Management fee/(1)/ (%)                    0.72           0.72      0.72
                                           ----           ----      ----
Distribution and service (12b-1) fees (%)  0.25/(2)/      1.00      1.00
                                           ----           ----      ----
Other expenses/(3)/ (%)                    0.37           0.37      0.37
                                           ----           ----      ----
Total annual fund operating expenses (%)   1.34           2.09      2.09

(1) The Fund pays a management fee of 0.65% and an administration fee of 0.07%. Management fees have been restated to reflect contractual changes to the management fee effective November 1, 2004.

(2) The Fund may pay distribution and service fees of up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but will limit such fees to an aggregate of not more than 0.25% for Class A shares during the current fiscal year.

(3) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

  Example Expenses (your actual costs may be higher or lower)

Class                                1 Year     3 Years    5 Years     10 Years
Class A                               $704        $975     $1,267       $2,095
                                     -----        ----     ------       ------
Class B: did not sell your shares     $212        $655     $1,124       $2,229
         sold all your shares at
         the end of the period        $712        $955     $1,324       $2,229
                                     -----        ----     ------       ------
Class C: did not sell your shares     $212        $655     $1,124       $2,421
         sold all your shares at
         the end of the period        $312        $655     $1,124       $2,421

Your Account

HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

INVESTMENT MINIMUMS
Initial Minimums:
Initial Investment..........................................            $   1,000
Automatic Investment Plan...................................            $      50
Retirement Plan.............................................            $      25

            The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Outlined below are the various options for buying shares:

Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York
                   Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the
                   purchase for you.

By check           For new accounts, send a completed application and check
(new account)      made payable to the Fund to the transfer agent, Columbia
                   Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                   Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging shares you own in a
                   different fund distributed by Columbia Funds Distributor,
                   Inc. for shares of the same class (and in some cases,
                   certain other classes) of the Fund at no additional cost.
                   There may be an additional sales charge if exchanging from a money market fund. To exchange by telephone,
                   call 1-800-422-3737.

By wire You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 for wiring instructions.

By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the
                   appropriate section of the application.

Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is
                   sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                   $100 minimum) by calling 1-800-345-6611. There may be an
                   additional sales charge if exchanging from a money market
                   fund. Be sure to complete the appropriate section of

                   the account application for this feature.

By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares (and, in some
                   cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if
                   exchanging from a money market fund. To invest your dividends in the Fund, call 1-800-345-6611.

SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

         CHOOSING A SHARE CLASS

         The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

         The Fund also offers three additional classes of shares -- Class T, G and Z shares, exclusively to certain institutional and other investors. Class T, G and Z shares are made available through separate prospectuses provided to eligible institutional and other investors.

Class A shares Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

  Class A Sales Charges

                                                                % of offering
                                      As a % of                     price
                                     the public    As a %        retained by
                                      offering    of your         financial
      Amount purchased                 price     investment        advisor
Less than $50,000                       5.75       6.10             5.00
                                        ----       ----             ----
$50,000 to less than $100,000           4.50       4.71             3.75
                                        ----       ----             ----
$100,000 to less than $250,000          3.50       3.63             2.75
                                        ----       ----             ----
$250,000 to less than $500,000          2.50       2.56             2.00
                                        ----       ----             ----
$500,000 to less than $1,000,000        2.00       2.04             1.75
                                        ----       ----             ----
$1,000,000 or more                      0.00       0.00             0.00


Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

 Purchases Over $1 Million

Amount purchased                        Commission %
Less than $3 million                        1.00
                                            ----
$3 million to less than $5 million          0.80
                                            ----
$5 million to less than $25 million         0.50
                                            ----
$25 million or more                         0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

            UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

            Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.

Reduced Sales Charges for Larger Investments.

A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price. Statement of Intent You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.

B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

      -     Individual accounts

      -     Joint accounts

      -     Certain IRA accounts

      -     Certain trusts

      -     UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value or your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.

C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members or your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.

D. How can I obtain more information about breakpoint discounts?

Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

Class B shares Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

Purchases of less than $250,000:

 Class B Sales Charges

                                                   % deducted when
Holding period after purchase                      shares are sold
Through first year                                      5.00
                                                        ----
Through second year                                     4.00
                                                        ----
Through third year                                      3.00
                                                        ----
Through fourth year                                     3.00
                                                        ----
Through fifth year                                      2.00
                                                        ----
Through sixth year                                      1.00
                                                        ----
Longer than six years                                   0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.
You can pay a lower CDSC and reduce the period during which a CDSC would apply when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation (as described above) apply, so that if the combined value of the eligible Fund accounts in all classes maintained by you and each member of your immediate family (as defined above), together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to the lower CDSC and the applicable reduced holding period, provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. This Class B share discount program for larger purchases (as further described in the charts below) is not applicable to Class B shares received by former Galaxy Fund Prime B shareholders in connection with the reorganization of the former Galaxy Fund.

Purchases of $250,000 to less than $500,000:

 Class B Sales Charges

                                                   % deducted when
Holding period after purchase                      shares are sold
Through first year                                      3.00
                                                        ----
Through second year                                     2.00
                                                        ----
Through third year                                      1.00
                                                        ----
Longer than three years                                 0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase. Purchases of $500,000 to less than $1 million:

 Class B Sales Charges

                                                   % deducted when
Holding period after purchase                      shares are sold
Through first year                                      3.00
                                                        ----
Through second year                                     2.00
                                                        ----
Through third year                                      1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.
If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or to a financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

Please see Appendix II of the Statement of Additional Information for the CDSCs and conversion schedule applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund into the Fund.

Class C shares Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

 Class C Sales Charges

                                                   % deducted when
Holding period after purchase                      shares are sold
Through first year                                      1.00
                                                        ----
Longer than one year                                    0.00

HOW TO EXCHANGE SHARES

You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days

(usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

 Outlined below are the various options for selling shares:

 Method            Instructions
Through your       You may call your financial advisor to place your sell order.
financial advisor  To receive the current trading day's price, your financial advisor must receive your request prior to the close of
                   regular trading on the NYSE, usually 4:00 p.m. Eastern time.
                   Your financial advisor may charge you fees for
                   executing a redemption for you.

By exchange        You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund
                   distributed by Columbia Funds Distributor, Inc. at no
                   additional cost. To exchange by telephone, call
                   1-800-422-3737.

By telephone       You or your financial advisor may sell shares of the Fund
                   by telephone and request that a check be sent to your
                   address of record by calling 1-800-422-3737, unless you
                   have notified the Fund of an address change within the
                   previous 30 days. The dollar limit for telephone sales is
                   $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.

By mail You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions.
                   Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                   1-800-345-6611.

                   Mail your letter of instruction to Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

By systematic      You may automatically sell a specified dollar amount or
withdrawal plan    percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                   available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                   Be sure to complete the appropriate section of the account application for this feature.

By electronic      You may sell shares of the Fund and request that the proceeds
funds transfer     be electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to
                   complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single-round-trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

DISTRIBUTION AND SERVICE FEES

Rule 12b-1 Plan The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The Fund's Board of Trustees currently limits total payments under the Rule 12b-1 plan for Class A shares to 0.25% annually. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedules applicable to Class B shares.

Additional Intermediary Compensation In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.

OTHER INFORMATION ABOUT YOUR ACCOUNT

How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

  Types of Distributions

   Dividends      Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.

   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

         UNDERSTANDING FUND DISTRIBUTIONS

         The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Distribution Options The Fund distributes any dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

 Distribution Options

            Reinvest all distributions in additional shares of your current fund

            Reinvest all distributions in shares of another fund

            Receive dividends in cash (see options below) and reinvest capital gains

            Receive all distributions in cash (with one of the following options):

      -     send the check to your address of record

      -     send the check to a third party address

      -     transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes. In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

Managing the Fund

INVESTMENT ADVISOR

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004 Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004 FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.75% of average daily net assets of the Fund.

PORTFOLIO MANAGERS

Harvey Hirschhorn, an executive vice president of Columbia Management, is the lead manager for the Fund and has co-managed the Fund since October, 2002. Mr. Hirschhorn has been associated with Columbia Management or its predecessors since 1973. Mr. Hirschhorn is responsible for allocating the Fund assets among the various asset classes, while investment decisions for the portion of the Fund's assets allocated to each asset class will be made by investment professionals with particular expertise in such asset class. The asset classes, and the persons responsible for managing the Fund's assets allocated to each particular asset class, are as follows:

Large-cap growth stocks
                              Alexander S. Macmillan and Paul J. Berlinguet

Large-cap value stocks
                              Brian J. Cunningham, Gregory M. Miller and
                              Richard Dahlberg

Mid-cap growth stocks
                              Kenneth A. Korngiebel and Trent E. Nevills

Mid-cap value stocks
                              Diane L. Sobin and David I. Hoffman

Small-cap growth stocks

                              Paul J. Berlinguet

Small-cap value stocks
                              Stephen D. Barbaro

Real estate investment trusts
                              David W. Jellison

Foreign securities

                              Penelope L. Burgess and Deborah F. Snee

Investment grade bonds

                              Mark E. Newlin and Todd J. Mick

Non-investment grade bonds
                              Jeffrey L. Rippey

Alexander S. Macmillan, a senior vice president of Columbia Management and co-head of Columbia Management's Large-Cap Growth Team, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since April, 2003. Mr. Macmillan has been associated with Columbia Management or its predecessors since 1989. Paul J. Berlinguet, a senior vice president of Columbia Management, head of Columbia Management's Small-Cap Growth Team and co-head of Columbia Management's Large-Cap Growth Team, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since October, 2003 and is the manager for the portion of the Fund allocated to the small-cap growth stocks category and has managed that portion of the Fund since November, 2003. Mr. Berlinguet has been associated with

Columbia Management since October, 2003. Prior to joining Columbia Management in October, 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds from April, 2001 to October, 2003. Prior to joining John Hancock Funds in April, 2001, Mr. Berlinguet was head of the Global Technology Research Team and a large-cap growth portfolio manager at Baring Asset Management.

Brian J. Cunningham, a vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since November, 2003. Mr. Cunningham has been associated with Columbia Management or its predecessors since 1987.

Gregory M. Miller, a senior vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since April, 2003. Mr. Miller has been associated with Columbia Management or its predecessors since 1991.

Richard Dahlberg, a senior portfolio manager and head of Columbia Management's Large-Cap Value Team, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since October, 2003. Prior to joining Columbia Management in September, 2003, Mr. Dahlberg was a portfolio manager at Grantham, Mayo, Van Otterloo & Co. LLC from November, 2001 to December, 2002. Prior to joining Grantham, Mayo, Van Otterloo & Co. LLC in November, 2001, Mr. Dahlberg was a portfolio manager at Pioneer Investment Management, Inc. from September, 1998 to November, 2001. Kenneth A. Korngiebel, a senior vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap growth stocks category and has co-managed that portion of the Fund since June, 2004. Mr. Korngiebel has been associated with Columbia Management or its predecessors since 1996.

Trent E. Nevills, a vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap growth stocks category and has co-managed that portion of the Fund since June, 2004. Mr. Nevills has been associated with Columbia Management or its predecessors since 2003. Prior to joining Columbia Management in 2003, Mr. Nevills was a portfolio manager and principal partner at QED Capital Management from 2000 - 2003. Prior to joining QED Capital Management in 2000, Mr. Nevills was a portfolio manager and assistant vice president at Federated Investors from 1999 - 2000, and an equity analyst from 1997 - 1999.

Diane L. Sobin, a senior portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed the Fund since September, 2004. Ms. Sobin has been associated with Columbia Management and its predecessor or affiliate organizations since August, 2001. Prior to joining in August, 2001, Ms. Sobin was a senior vice president with Zurich Scudder Investments, Inc. from February, 2000 to June, 2001. Before that, Ms. Sobin was a managing director with Chase Asset Management from July, 1997 to October, 1999. David I. Hoffman, a senior portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed the Fund since September, 2004. Mr. Hoffman has been associated with Columbia Management and its predecessor or affiliate organizations since August, 2001. Prior to joining in August, 2001, Mr. Hoffman was a vice president with Zurich Scudder Investments, Inc. from March, 1999 to July, 2001. Before that, Mr. Hoffman was a managing director with HVB Asset Management (and related companies) from June, 1991 to February, 1999. Stephen D. Barbaro, a vice president of Columbia Management, is the manager for the portion of the Fund allocated to the small-cap value stocks category and has managed that portion of the Fund since December, 2002. Mr. Barbaro has been associated with Columbia Management or its predecessors since 1976.

David W. Jellison, a vice president of Columbia Management, is the manager for the portion of the Fund allocated to the REITs category and has managed that portion of the Fund since December, 2002. Mr. Jellison has been associated with Columbia Management or its predecessors since 1992.

Penelope L. Burgess, a senior vice president of Columbia Management, is the co-manager for the portion of the Fund allocated to the foreign securities category and has co-managed that portion of the Fund since September, 2004. Ms. Burgess has been associated with Columbia Management or its predecessors since 1993.

Deborah F. Snee, a senior vice president of Columbia Management, is the co-manager for the portion of the Fund allocated to the foreign securities category and has co-managed that portion of the Fund since September, 2004. Ms. Snee has been associated with Columbia Management or its predecessors since 1999.

Mark E. Newlin, a senior vice president of Columbia Management, is the co-manager for the portion of the Fund allocated to the investment grade bonds category and has co-managed that portion of the Fund since May, 2004. Mr. Newlin has been associated with Columbia Management since August, 2003. Prior to joining Columbia Management in August, 2003, Mr. Newlin was director of fixed income at Harris Investment Management from March, 1994 to March, 2003. Todd J. Mick, a vice president of Columbia Management, is the co-manager the portion of the Fund allocated to the investment grade bonds category and has co-managed that portion of the Fund since May, 2004. Mr. Mick has been associated with Columbia Management since 2000. Prior to joining Columbia Management, Mr. Mick was an investment officer with The Northern Trust Company from 1993 to 2000.

Jeffrey L. Rippey, a senior vice president of Columbia Management, is the manager for the portion of the Fund allocated to the non-investment grade bonds category and has managed that portion of the Fund since December, 2002. Mr. Rippey has been associated with Columbia Management or its predecessors since 1981.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last six fiscal periods since inception, which run from October 1 to September 30, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the year ended September 30, 2004, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 and the fiscal years ended October 31, 2002, 2001, 2000, and 1999, has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

The Fund

                                                 Year ended    Period ended
                                                September 30,  September 30,            Year ended October 31,
                                                  2004/(a)/    2003/(b)(c)/    2002          2001       2000      1999/(d)/
                                                   Class A        Class A     Class A       Class A    Class A    Class A
                                                -------------  -------------  -------       -------    -------    --------
Net asset value --
Beginning of period ($)                             14.01          12.86       14.95          18.77       17.73       16.95
                                                ---------        -------      ------        -------    --------   ---------
Income from Investment Operations ($):
   Net investment income                             0.21/(e)/      0.20/(e)/   0.26/(f)/      0.34/(e)/   0.39/(e)/   0.44
   Net realized and unrealized (gain) loss on
    investments, foreign currency and
    foreign capital gains tax                        1.11           1.17       (2.12)/(f)/    (3.06)       1.36        1.17
                                                ---------        -------      ------        -------    --------   ---------
  Total from Investment Operations                   1.32           1.37       (1.86)         (2.72)       1.75        1.61
                                                ---------        -------      ------        -------    --------   ---------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                       (0.27)         (0.22)      (0.23)         (0.36)      (0.40)      (0.40)
   From net realized gains                             --             --          --          (0.74)      (0.31)      (0.43)
                                                ---------        -------      ------        -------    --------   ---------
  Total Distributions Declared to
   Shareholders                                     (0.27)         (0.22)      (0.23)         (1.10)      (0.71)      (0.83)
                                                ---------        -------      ------        -------    --------   ---------
Net asset value --
End of period ($)                                   15.06          14.01       12.86          14.95       18.77       17.73
                                                ---------        -------      ------        -------    --------   ---------
  Total return (%)/(g)(h)/                           9.46          10.80/(i)/ (12.53)        (15.08)      10.15        9.72
                                                ---------        -------      ------        -------    --------   ---------
Ratios to Average Net Assets/
Supplemental Data (%):
   Expenses/(j)/                                     1.43           1.49/(k)/   1.40           1.26        1.15        1.16
   Net investment income/(j)/                        1.43           1.55/(k)/   1.73/(f)/      2.07        2.15        2.27
   Waiver/reimbursement                                --/(l)/      0.01/(k)/   0.13           0.12        0.15        0.13
  Portfolio turnover rate (%)                          75%           122/(i)/     40             65          59         135
  Net assets, end of period (000's) ($)             2,901          1,211          43             60         186         238

(a) On October 13, 2003, the Liberty Asset Allocation Fund was renamed the Columbia Asset Allocation Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 18, 2002, the Galaxy Asset Allocation Fund, Prime A shares were redesignated Liberty Asset Allocation Fund, Class A shares.

(d)   The Fund began offering Prime A shares on November 1, 1998.

(e) Per share data was calculated using average shares outstanding during the period.

(f) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the net ratio of net investment income to average net assets is $(0.01), $0.01 and (0.05)%, respectively.

(g) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(h) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)   Not annualized.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k)   Annualized.

(l)   Rounds to less than 0.01%.

The Fund

                                                 Year ended    Period ended
                                                September 30,  September 30,                Year ended October 31,
                                                  2004/(a)/    2003/(b)(c)/       2002         2001        2000
                                                   Class B        Class B        Class B      Class B     Class B
                                                -------------  -------------     -------      -------     -------
Net asset value --

Beginning of period ($)                            14.00          12.85          14.93        18.75        17.71
                                                --------         -------        ------       ------       ------
Income from Investment Operations ($):
  Net investment income                             0.10/(e)/      0.12/(e)/      0.14/(f)/    0.22/(e)/    0.26/(e)/
  Net realized and unrealized (gain) loss on
   investments, foreign currency and
   foreign capital gains tax                        1.11           1.17          (2.08)/(f)/  (3.06)        1.35
                                                --------         -------        ------       ------       ------
 Total from Investment Operations                   1.21           1.29          (1.94)       (2.84)        1.61
                                                --------         -------        ------       ------       ------
Less Distributions Declared
to Shareholders ($):
  From net investment income                       (0.15)         (0.14)         (0.14)       (0.24)       (0.26)
  From net realized gains                             --             --             --        (0.74)       (0.31)
                                                --------         -------        ------       ------       ------
 Total Distributions Declared to
  Shareholders                                     (0.15)         (0.14)         (0.14)       (0.98)       (0.57)
                                                --------         -------        ------       ------       ------
Net asset value --
End of period ($)                                  15.06          14.00          12.85        14.93        18.75
                                                --------         -------        ------       ------       ------
 Total return (%)/(g)/                              8.68/(h)/     10.13/(h)(i)/ (13.06)      (15.68)/(h)/   9.29/(h)/
                                                --------         -------        ------       ------       ------
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(j)/                                     2.18           2.17/(k)/      2.06         1.99         1.89
  Net investment income/(j)/                        0.68           0.95/(k)/      1.07/(f)/    1.34         1.41
  Waiver/reimbursement                                --/(l)/      0.01/(k)/        --         0.04         0.17
 Portfolio turnover rate (%)                          75            122/(i)/        40           65           59
 Net assets, end of period (000's) ($)             4,926          2,539            276          389          526

                                                1999/(d)/
                                                Class B
                                                --------
Net asset value --
Beginning of period ($)                          16.95
                                                 -----
Income from Investment Operations ($):
  Net investment income                           0.29
  Net realized and unrealized (gain) loss on
   investments, foreign currency and
   foreign capital gains tax                     1.19
                                                 -----
  Total from Investment Operations                1.48
                                                 -----
Less Distributions Declared
 to Shareholders ($):
   From net investment income                    (0.29)
   From net realized gains                       (0.43)
                                                 -----
  Total Distributions Declared to
   Shareholders                                  (0.72)
                                                 -----
Net asset value --
End of period ($)                                17.71
                                                 -----
  Total return (%)/(g)/                           8.91/(h)/
                                                 -----
Ratios to Average Net Assets/
Supplemental Data (%):
   Expenses/(j)/                                  1.90
   Net investment income/(j)/                     1.53
   Waiver/reimbursement                           0.18
  Portfolio turnover rate (%)                      135
  Net assets, end of period (000's) ($)            519

(a) On October 13, 2003, the Liberty Asset Allocation Fund was renamed the Columbia Asset Allocation Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 18, 2002, the Galaxy Asset Allocation Fund, Prime B shares were redesignated Liberty Asset Allocation Fund, Class B shares.

(d)   The Fund began offering Prime B shares on November 1, 1998.

(e) Per share data was calculated using average shares outstanding during the period.

(f) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the net ratio of net investment income to average net assets in $(0.01), $0.01 and (0.05)%, respectively.

(g) Total returns at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)   Not annualized.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k)   Annualized.

(l)   Rounds to less than 0.01%.

                                                       Year ended    Period ended
                                                      September 30,  September 30,
                                                        2004/(a)/    2003/(b)(c)/
                                                         Class C        Class C
                                                      -------------  -------------
Net asset value --
Beginning of period ($)                                  14.00          13.08
                                                      --------       --------
Income from Investment Operations ($):
  Net investment income/(d)/                              0.10           0.10/(e)/
  Net realized and unrealized gain on investments,
   foreign currency and foreign capital gains tax         1.11           0.93
                                                      --------       --------
 Total from Investment Operations                         1.21           1.03
                                                      --------       --------
Less Distributions Declared
to Shareholders ($):
  From net investment income                             (0.15)         (0.11)
                                                      --------       --------
Net asset value --
End of period ($)                                        15.06          14.00
                                                      --------       --------
 Total return (%)/(f)(g)/                                 8.67           7.93/(h)/
                                                      --------       --------
Ratios to Average Net Assets/Supplemental Data (%):
  Expenses /(i)/                                          2.19           2.28/(j)/
  Net investment income /(i)/                             0.69           0.85/(j)/
  Waiver/reimbursement//                                    --/(k)/      0.01/(j)/
 Portfolio turnover rate (%)//                              75            122/(h)/
 Net assets, end of period (000's) ($)                     514            187

(a) On October 13, 2003, the Liberty Asset Allocation Fund was renamed the Columbia Asset Allocation Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) Class C shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Net investment income per share before reimbursement of certain expenses for the period ended September 30, 2003 was $0.10.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)   Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

(k)   Rounds to less than 0.01%.

Notes

FOR MORE INFORMATION

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus. The Statement of Additional Information and the Fund's website (www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

                     Columbia Funds Trust XI: 811-4978
                     Columbia Asset Allocation Fund

LOGO

                                                               704-01/050U-1204

Columbia Asset Allocation Fund Prospectus, February 1, 2005

Class Z Shares

Advised by Columbia Management Advisors, Inc.

TABLE OF CONTENTS

THE FUND                                  2
Investment Goals........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  3
Performance History.....................  6
Your Expenses...........................  7
YOUR ACCOUNT                              9
How to Buy Shares.......................  9
Eligible Investors...................... 10
Sales Charges........................... 11
How to Exchange Shares.................. 11
How to Sell Shares...................... 11
Fund Policy on Trading of Fund Shares... 12
Intermediary Compensation............... 13
Other Information About Your Account.... 14
MANAGING THE FUND                        16
Investment Advisor...................... 16
Portfolio Managers...................... 16

FINANCIAL HIGHLIGHTS                     19

Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Not FDIC    May Lose Value
 Insured
             No Bank Guarantee

The Fund

INVESTMENT GOALS

The Fund seeks a high total return by providing both a current level of income that is greater than that provided by popular stock market averages, as well as long-term growth in the value of the Fund's assets.

         Current income includes both dividends from stocks and interest income from fixed income securities, after deducting Fund expenses.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's investment advisor allocates the Fund's assets among various classes of equity and debt securities, including: large capitalization (large-cap) growth stocks, large-cap value stocks, middle capitalization (mid-cap) growth stocks, mid-cap value stocks, small capitalization (small-cap) growth stocks, small-cap value stocks, real estate investment trusts (REITs), foreign securities, investment grade bonds, and non-investment grade bonds. Each asset class is managed by a separate portfolio manager or team with experience in investing in that particular class.

The Fund's lead portfolio manager will allocate the Fund's assets among the various asset classes. The lead portfolio manager will adjust the number of asset classes, as well as the portion of the Fund's assets allocated to each asset class, from time to time, based on his assessment of such factors as relative attractiveness, valuation, fundamentals, quantitative analyses, economic and market expectations, and recommendations of the investment strategy group of Columbia Management Group, Inc., the parent company of the Fund's advisor.

In selecting equity securities, the advisor favors stocks with long-term growth potential that are expected to outperform their peers over time. The advisor also forecasts the direction and degree of change in long-term interest rates to help in the selection of debt securities. Investment grade debt securities purchased by the Fund will have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or will be unrated securities determined by the advisor to be of comparable quality. When deemed appropriate by the advisor, however, the Fund may invest up to 10% of its net assets in non-investment grade debt securities that are rated below BBB by S&P or Baa by Moody's or are unrated securities judged by the advisor to be of comparable quality (also known as "junk bonds"). The Fund keeps at least 25% of its total assets in fixed income investments, including debt securities and preferred stocks, at all times. The Fund may invest up to 25% of its net assets in foreign securities. The Fund may invest up to 10% of its net assets in exchange-traded funds, such as iShares/SM/. Exchange-traded funds are shares of investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ(R) National Market System. iShares, which are traded on the American Stock Exchange, are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the Morgan Stanley Capital International indices for various countries and regions.

The Fund may invest up to 10% of its net assets in derivative instruments, such as options, futures and foreign currencies, for the purpose of hedging its portfolio, and may invest up to 10% of its net assets in REITs. The Fund will sell a portfolio security when, as a result of changes in the economy, the advisor determines it is appropriate to revise the allocation of the Fund's assets between stocks and bonds. A security may also be sold as a result of an actual or expected deterioration in the performance of the security or in the financial condition of the issuer of the security.

As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals. In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or investment strategies.

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds. Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities. Because the Fund may invest in debt securities issued or supported by private entities, including corporate bonds, municipal bonds and mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative strategies, see the Statement of Additional Information. The Fund may invest in real estate investment trusts (REITs). REITs are entities which either own properties or make construction or mortgage loans. REITs may also include operating or finance companies. Investing in REITs involves certain unique risks in addition to those risks associated with the real estate industry in general. The prices of REITs are affected by changes in the value of the underlying property owned by the REITs. In addition, although the Fund does not invest directly in real estate, a REIT investment by the Fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates. Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the advisor has placed on it. Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

The Fund may enter into a number of derivative strategies, including those that employ futures, options and foreign currencies, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of broad measures of market performance for one year, five years and ten years.

The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

      UNDERSTANDING PERFORMANCE

      Calendar Year Total Returns show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

      Average Annual Total Returns are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

      The Fund's returns are compared to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Fund's returns are also compared to the Lehman Brothers Aggregate Bond Index (Lehman Index), an unmanaged market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

 Calendar Year Total Returns (Class Z)/(1)/

                                    [CHART]

 1995    1996    1997    1998    1999    2000    2001    2002     2003   2004
------  ------  ------  ------  ------  ------  ------  ------   ------  -----
30.54%  15.36%  19.86%  17.89%   7.41%  2.08%   -8.12%  -15.30%  19.33%  9.62%

                     For the periods shown in bar chart:
                     Best quarter: 4th quarter 1998, +11.74%
                     Worst quarter: 3rd quarter 2002, -9.50%

(1) The calendar year total returns shown for Class Z shares include the returns of Trust shares of the Galaxy Asset Allocation Fund (the Galaxy
      Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 Average Annual Total Returns -- for periods ended December 31, 2004

                                                               1 Year  5 Years     10 Years
Class Z (%)
  Return Before Taxes                                           9.62    0.77/(1)/   9.04/(1)/
  Return After Taxes on Distributions                           9.18   -0.09/(1)/   7.63/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   6.49    0.21/(1)/   7.19/(1)/
                                                               -----   -----       -----
S&P Index (%)                                                  10.88   -2.30       12.07
                                                               -----   -----       -----
Lehman Index (%)                                                4.34    7.71        7.72

(1) The average annual returns shown include returns of Trust shares of the Galaxy Fund for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

      UNDERSTANDING EXPENSES

      Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

      Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

      -     $10,000 initial investment

      -     5% total return for each year

      -     Fund operating expenses remain the same

      -     Reinvestment of all dividends and distributions

Shareholder Fees/(1)/ (paid directly from your investment)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                       0.00
                                                                              ----
Maximum deferred sales charge (load) on redemptions (%) (as a percentage of
the lesser of purchase price or redemption price)                             0.00
                                                                              ----
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                           /(2)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)   There is a $7.50 charge for wiring sale proceeds to your bank.

 Annual Fund Operating Expenses (deducted directly from Fund assets)

Management fee/(1)/ (%)                    0.72
                                           ----
Distribution and service (12b-1) fees (%)  0.00
                                           ----
Other expenses/(2)/ (%)                    0.37
                                           ----
Total annual fund operating expenses (%)   1.09

(1) The Fund pays a management fee of 0.65% and an administration fee of 0.07%. Management fees have been restated to reflect contractual changes to the management fee effective November 1, 2004.

(2) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

 Example Expenses (your actual costs may be higher or lower)

1 Year  3 Years  5 Years  10 Years

 $111    $347     $601     $1,329

Your Account

HOW TO BUY SHARES

When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean you have properly placed your order with Columbia Funds Services, Inc. or your financial advisor or the Fund's transfer agent has received your completed application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

 Outlined below are the various options for buying shares:

Method             Instructions

Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York
                   Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

By check           For new accounts, send a completed application and check
(new account)      made payable to the Fund to Columbia Funds Services, Inc.,
                   P.O. Box 8081, Boston, MA 02266-8081.

By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                   02266-8081.

By exchange        You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for shares of the same class of the Fund at no additional cost.
                   To exchange by telephone, call 1-800-422-3737. Please see
                   "How to Exchange Shares" for more information.

By wire You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 for wiring instructions.

By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.

By dividend        You may automatically invest dividends distributed by another
diversification    fund into the same class of shares of the Fund at no
                   additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.

ELIGIBLE INVESTORS

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

      - Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by Columbia Funds Distributor, Inc.;

      - Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Funds Distributor, Inc.; and

      - Any employee (or family member of an employee) of former FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment

      - Clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and

      - Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

      - Any client of Fleet National Bank or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet National Bank or the subsidiary);

      - A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from Columbia Funds Distributor, Inc. or through a third-party broker-dealer;

      - Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

      - Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $50 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

SALES CHARGES

Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

            CHOOSING A SHARE CLASS

            The Fund offers one class of shares in this prospectus -- Class Z.

            The Fund also offers five additional classes of shares -- Class A, B, C, T and G shares are available through separate prospectuses. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

HOW TO EXCHANGE SHARES

You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification number available when calling.

HOW TO SELL SHARES

You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

Outlined below are the various options for selling shares:

Method             Instructions

Through your       You may call your financial advisor to place your sell order.
financial advisor  To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time.
                   Your financial advisor may charge you fees for executing a redemption for you.

By exchange        You or your financial advisor may sell shares of the Fund by exchanging from the Fund into Class Z shares or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at no additional cost. To exchange by telephone, call 1-800-422-3737.

By telephone       You or your financial advisor may sell shares of the Fund
                   by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days.
                   The dollar limit for telephone sales is $ 100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts.
                   For details, call 1-800-799-7526.

By mail You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611. Mail your letter of instruction to Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

By systematic      You may automatically sell a specified dollar amount or
withdrawal plan    percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

By electronic You may sell shares of the Fund and request that the proceeds funds transfer be electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia

Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

INTERMEDIARY COMPENSATION

The distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.

OTHER INFORMATION ABOUT YOUR ACCOUNT

How the Fund's Share Price is Determined The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for Class Z shares.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

   Dividends       Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.

   Capital gains   Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

      UNDERSTANDING FUND DISTRIBUTIONS

      The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Distribution Options The Fund distributes any dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

 Distribution Options

    Reinvest all distributions in additional shares of your current fund

    Reinvest all distributions in shares of another fund

    Receive dividends in cash (see options below) and reinvest capital gains

    Receive all distributions in cash (with one of the following options):

  -  send the check to your address of record

  -  send the check to a third party address

  -  transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes. In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

Managing the Fund

INVESTMENT ADVISOR

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.75% of average daily net assets of the Fund.

PORTFOLIO MANAGERS

Harvey Hirschhorn, an executive vice president of Columbia Management, is the lead manager for the Fund and has co-managed the Fund since October, 2002. Mr. Hirschhorn has been associated with Columbia Management or its predecessors since 1973. Mr. Hirschhorn is responsible for allocating the Fund assets among the various asset classes, while investment decisions for the portion of the Fund's assets allocated to each asset class will be made by investment professionals with particular expertise in such asset class. The asset classes, and the persons responsible for managing the Fund's assets allocated to each particular asset class, are as follows:

Large-cap growth stocks
                               Alexander S. Macmillan and Paul J. Berlinguet

Large-cap value stocks
                               Brian J. Cunningham, Gregory M. Miller and Richard Dahlberg

Mid-cap growth stocks
                               Kenneth A. Korngiebel and Trent E. Nevills

Mid-cap value stocks
                               Diane L. Sobin and David I. Hoffman

Small-cap growth stocks
                               Paul J. Berlinguet

Small-cap value stocks
                               Stephen D. Barbaro

Real estate investment trusts
                               David W. Jellison

Foreign securities

                               Penelope L. Burgess and Deborah F. Snee

Investment grade bonds

                               Mark E. Newlin and Todd J. Mick

Non-investment grade bonds
                               Jeffrey L. Rippey

Alexander S. Macmillan, a senior vice president of Columbia Management and co-head of Columbia Management's Large-Cap Growth Team, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since April, 2003. Mr. Macmillan has been associated with Columbia Management or its predecessors since 1989. Paul J. Berlinguet, a senior vice president of Columbia Management, head of Columbia Management's Small-Cap Growth Team and co-head of Columbia Management's Large-Cap Growth Team, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since October, 2003 and is the manager for the portion of the Fund allocated to the small-cap growth stocks category and has managed that portion of the Fund since November, 2003. Mr. Berlinguet has been associated with Columbia Management since October, 2003. Prior to joining Columbia Management in October, 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds from April, 2001 to October, 2003. Prior to joining John Hancock Funds in April, 2001, Mr. Berlinguet was head of the Global Technology Research Team and a large-cap growth portfolio manager at Baring Asset Management.

Brian J. Cunningham, a vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since November, 2003. Mr. Cunningham has been associated with Columbia Management or its predecessors since 1987.

Gregory M. Miller, a senior vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since April, 2003. Mr. Miller has been associated with Columbia Management or its predecessors since 1991.

Richard Dahlberg, a senior portfolio manager and head of Columbia Management's

Large-Cap Value Team, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since October, 2003. Prior to joining Columbia Management in September, 2003, Mr. Dahlberg was a portfolio manager at Grantham, Mayo, Van Otterloo & Co. LLC from November, 2001 to December, 2002. Prior to joining Grantham, Mayo, Van Otterloo & Co. LLC in November, 2001, Mr. Dahlberg was a portfolio manager at Pioneer Investment Management, Inc. from September, 1998 to November, 2001. Kenneth A. Korngiebel, a senior vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap growth stocks category and has co-managed that portion of the Fund since June, 2004. Mr. Korngiebel has been associated with Columbia Management or its predecessors since 1996.

Trent E. Nevills, a vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap growth stocks category and has co-managed that portion of the Fund since June, 2004. Mr. Nevills has been associated with Columbia Management or its predecessors since 2003. Prior to joining Columbia Management in 2003, Mr. Nevills was a portfolio manager and principal partner at QED Capital Management from 2000-2003. Prior to joining QED Capital Management in 2000, Mr. Nevills was a portfolio manager and assistant vice president at Federated Investors from 1999-2000, and an equity analyst from 1997-1999.

Diane L. Sobin, a senior portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed the Fund since September, 2004. Ms. Sobin has been associated with Columbia Management and its predecessor or affiliate organizations since August, 2001. Prior to joining in August, 2001, Ms. Sobin was a senior vice president with Zurich Scudder Investments, Inc. from February, 2000 to June, 2001. Before that, Ms. Sobin was a managing director with Chase Asset Management from July, 1997 to October, 1999. David I. Hoffman, a senior portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed the Fund since September, 2004. Mr. Hoffman has been associated with Columbia Management and its predecessor or affiliate organizations since August, 2001. Prior to joining in August, 2001, Mr. Hoffman was a vice president with Zurich Scudder Investments, Inc. from March, 1999 to July, 2001. Before that, Mr. Hoffman was a managing director with HVB Asset Management (and related companies) from June, 1991 to February, 1999. Stephen D. Barbaro, a vice president of Columbia Management, is the manager for the portion of the Fund allocated to the small-cap value stocks category and has managed that portion of the Fund since December, 2002. Mr. Barbaro has been associated with Columbia Management or its predecessors since 1976.

David W. Jellison, a vice president of Columbia Management, is the manager for the portion of the Fund allocated to the REITs category and has managed that portion of the Fund since December, 2002. Mr. Jellison has been associated with Columbia Management or its predecessors since 1992.

Penelope L. Burgess, a senior vice president of Columbia Management, is the co-manager for the portion of the Fund allocated to the foreign securities category and has co-managed that portion of the Fund since September, 2004. Ms. Burgess has been associated with Columbia Management or its predecessors since 1993.

Deborah F. Snee, a senior vice president of Columbia Management, is the co-manager for the portion of the Fund allocated to the foreign securities category and has co-managed that portion of the Fund since September, 2004. Ms. Snee has been associated with Columbia Management or its predecessors since 1999.

Mark E. Newlin, a senior vice president of Columbia Management, is the co-manager for the portion of the Fund allocated to the investment grade bonds category and has co-managed that portion of the Fund since May, 2004. Mr. Newlin has been associated with Columbia Management since August, 2003. Prior to joining Columbia Management in August, 2003, Mr. Newlin was director of fixed income at Harris Investment Management from March, 1994 to March, 2003. Todd J. Mick, a vice president of Columbia Management, is the co-manager for the portion of the Fund allocated to the investment grade bonds category and has co-managed that portion of the Fund since May, 2004. Mr. Mick has been associated with Columbia Management since 2000. Prior to joining Columbia Management, Mr. Mick was an investment officer with The Northern Trust Company from 1993 to 2000.

Jeffrey L. Rippey, a senior vice president of Columbia Management, is the manager for the portion of the Fund allocated to the non-investment grade bonds category and has managed that portion of the Fund since December, 2002. Mr. Rippey has been associated with Columbia Management or its predecessors since 1981.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the last six fiscal periods, which run from October 1 to September 30, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the year ended September 30, 2004, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 and the fiscal years ended October 31, 2002, 2001, 2000 and 1999, has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

 The Fund

                                                     Year ended      Period ended
                                                    September 30,    September 30,                   Year ended October 31,
                                                      2004/(a)/      2003/(b)(c)/         2002          2001          2000
                                                       Class Z          Class Z         Class Z       Class Z        Class Z
                                                    -------------   ---------------  -------------  ------------  ------------
 Net asset value --
 Beginning of period ($)                               14.01          12.87            14.94          18.78         17.73
                                                     -------        -------          -------        -------       -------
 Income from Investment Operations ($):
   Net investment income                                0.25/(d)/      0.25/(d)/        0.29/(e)/      0.37/(d)/     0.41/(d)/
   Net realized and unrealized gain (loss) on
    investments, foreign currency and foreign
    capital gains tax                                   1.11           1.16            (2.09)/(e)/    (3.08)         1.36
                                                     -------        -------          -------        -------       -------
  Total from Investment Operations                      1.36           1.41            (1.80)         (2.71)         1.77
                                                     -------        -------          -------        -------       -------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                          (0.31)         (0.27)           (0.27)         (0.39)        (0.41)
   From net realized gains                                --             --               --          (0.74)        (0.31)
                                                     -------        -------          -------        -------       -------
  Total Distributions Declared to Shareholders         (0.31)         (0.27)           (0.27)         (1.13)        (0.72)
                                                     -------        -------          -------        -------       -------
 Net asset value --
 End of period ($)                                     15.06          14.01            12.87          14.94         18.78
                                                     -------        -------          -------        -------       -------
  Total return (%) /(f)/                                9.75/(g)/     11.07/(g)(h)/   (12.23)/(g)/   (14.94)        10.21
                                                     -------        -------          -------        -------       -------
 Ratios to Average Net Assets/Supplement Data (%):
   Expenses/(i)/                                        1.19           1.16/(j)/        1.12           1.11          1.09
   Net investment income/(i)/                           1.67           2.04/(j)/        2.01/(e)/      2.23          2.21
   Waiver/reimbursement                                   --/(k)/      0.01/(j)/        0.03             --            --
  Portfolio turnover rate (%)                             75            122/(k)/          40             65            59
  Net assets, end of period (000's) ($)              191,556        217,935          163,934        230,562       290,970

                                                    1999
                                                   Class Z
                                                   -------
Net asset value --
Beginning of period ($)                              16.96
                                                   -------
Income from Investment Operations ($):
  Net investment income                               0.40
  Net realized and unrealized gain (loss) on
   investments, foreign currency and foreign
   capital gains tax                                  1.20
                                                   -------
 Total from Investment Operations                     1.60
                                                   -------
Less Distributions Declared
to Shareholders ($):
  From net investment income                         (0.40)
  From net realized gains                            (0.43)
                                                   -------
 Total Distributions Declared to Shareholders        (0.83)
                                                   -------
Net asset value --
End of period ($)                                    17.73
                                                   -------
 Total return (%) /(f)/                               9.63
                                                   -------
Ratios to Average Net Assets/Supplement Data (%):
  Expenses/(i)/                                       1.12
  Net investment income/(i)/                          2.31
  Waiver/reimbursement                                  --
 Portfolio turnover rate (%)                           135
 Net assets, end of period (000's) ($)             269,851

(a) On October 13, 2003, the Liberty Asset Allocation Fund was renamed the Columbia Asset Allocation Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 18, 2002, the Galaxy Asset Allocation Fund, Trust shares were redesignated Liberty Asset Allocation Fund Class Z shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the net ratio of net investment income to average net assets is $(0.01), $0.01 and (0.05)%, respectively.

(f)   Total return at net asset value assuming all distributions reinvested.

(g) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)   Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

(k) Rounds to less than 0.01%.

FOR MORE INFORMATION

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus. The Statement of Additional Information and the Fund's website (www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Columbia Funds Trust XI: 811-4978

-     Columbia Asset Allocation Fund

[LOGO] ColumbiaFunds

       A Member of Columbia Management Group

       (C)2005 Columbia Funds Distributor, Inc.

       One Financial Center, Boston, MA 02111-2621

       800.426.3750 www.columbiafunds.com

                                                                704-01/051U-1204

Columbia Asset Allocation Fund          Prospectus, February 1, 2005

Class T and G Shares

Advised by Columbia Management Advisors, Inc.

TABLE OF CONTENTS

THE FUND                                        2

Investment Goals........................        2
Principal Investment Strategies.........        2
Principal Investment Risks..............        3
Performance History.....................        6
Your Expenses...........................        8

YOUR ACCOUNT                                   10

How to Buy Shares.......................       10
Sales Charges...........................       11
How to Exchange Shares..................       14
How to Sell Shares......................       15
Fund Policy on Trading of Fund Shares...       16
Distribution and Service Fees...........       17
Other Information About Your Account....       18

MANAGING THE FUND                              20

Investment Advisor......................       20
Portfolio Managers......................       20

FINANCIAL HIGHLIGHTS                           23

Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds). Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC  May Lose Value
       Insured   No Bank Guarantee

  Not FDIC    May Lose Value
   Insured
             No Bank Guarantee

The Fund

INVESTMENT GOALS

The Fund seeks a high total return by providing both a current level of income that is greater than that provided by popular stock market averages, as well as long-term growth in the value of the Fund's assets.

            Current income includes both dividends from stocks and interest income from fixed income securities, after deducting Fund expenses.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's investment advisor allocates the Fund's assets among various classes of equity and debt securities, including: large capitalization (large-cap) growth stocks, large-cap value stocks, middle capitalization (mid-cap) growth stocks, mid-cap value stocks, small capitalization (small-cap) growth stocks, small-cap value stocks, real estate investment trusts (REITs), foreign securities, investment grade bonds, and non-investment grade bonds. Each asset class is managed by a separate portfolio manager or team with experience in investing in that particular class.

The Fund's lead portfolio manager will allocate the Fund's assets among the various asset classes. The lead portfolio manager will adjust the number of asset classes, as well as the portion of the Fund's assets allocated to each asset class, from time to time, based on his assessment of such factors as relative attractiveness, valuation, fundamentals, quantitative analyses, economic and market expectations, and recommendations of the investment strategy group of Columbia Management Group, Inc., the parent company of the Fund's advisor.

In selecting equity securities, the advisor favors stocks with long-term growth potential that are expected to outperform their peers over time. The advisor also forecasts the direction and degree of change in long-term interest rates to help in the selection of debt securities. Investment grade debt securities purchased by the Fund will have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or will be unrated securities determined by the advisor to be of comparable quality. When deemed appropriate by the advisor, however, the Fund may invest up to 10% of its net assets in non-investment grade debt securities that are rated below BBB by S&P or Baa by Moody's or are unrated securities judged by the advisor to be of comparable quality (also known as "junk bonds"). The Fund keeps at least 25% of its total assets in fixed income investments, including debt securities and preferred stocks, at all times. The Fund may invest up to 25% of its net assets in foreign securities. The Fund may invest up to 10% of its net assets in exchange-traded funds, such as iShares/SM/. Exchange-traded funds are shares of investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ(R) National Market System. iShares, which are traded on the American Stock Exchange, are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the Morgan Stanley Capital International indices for various countries and regions.

The Fund may invest up to 10% of its net assets in derivative instruments, such as options, futures and foreign currencies, for the purpose of hedging its portfolio, and may invest up to 10% of its net assets in REITs. The Fund will sell a portfolio security when, as a result of changes in the economy, the advisor determines it is appropriate to revise the allocation of the Fund's assets between stocks and bonds. A security may also be sold as a result of an actual or expected deterioration in the performance of the security or in the financial condition of the issuer of the security. As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals. In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or investment strategies.

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds. Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities. Because the Fund may invest in debt securities issued or supported by private entities, including corporate bonds, municipal bonds and mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative strategies, see the Statement of Additional Information. The Fund may invest in real estate investment trusts (REITs). REITs are entities which either own properties or make construction or mortgage loans. REITs also may include operating or finance companies. Investing in REITs involves certain unique risks in addition to those risks associated with the real estate industry in general. The prices of REITs are affected by changes in the value of the underlying property owned by the REITs. In addition, although the Fund does not invest directly in real estate, a REIT investment by the Fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates. Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the advisor has placed on it. Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

The Fund may enter into a number of derivative strategies, including those that employ futures, options and foreign currencies, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class T shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class T and G shares, including sales charges, compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

            UNDERSTANDING PERFORMANCE

            Calendar Year Total Returns show the Fund's Class T share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

            Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

            The Fund's returns are compared to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Fund's returns are also compared to the Lehman Brothers Aggregate Bond Index (Lehman Index), an unmanaged market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

Calendar Year Total Returns (Class T)/(1)/

                                    [CHART]

 1995    1996    1997    1998    1999    2000    2001    2002     2003    2004
 ----    ----    ----    ----    ----    ----    ----    ----     ----    ----
30.29%  15.11%  19.76%  17.73%   7.24%   1.81%  -8.31%  -15.50%  18.95%   9.29%

                     For the periods shown in bar chart:
                     Best quarter: 4th quarter 1998, +11.74%
                     Worst quarter: 3rd quarter 2002, -9.55%

(1) The calendar year total returns shown for Class T shares include the returns of Retail A shares of the Galaxy Asset Allocation Fund (the Galaxy
      Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class T shares were initially offered by the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns -- for periods ended December 31, 2004

                                                               1 Year   5 Years     10 Years
Class T (%)
  Return Before Taxes                                            2.98  -0.68/(1)/  8.16/(1)/
  Return After Taxes on Distributions                            2.63  -1.45/(1)/  6.85/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares    2.13  -0.97/(1)/  6.46/(1)/
                                                                -----  -----       ----

Class G (%)
  Return Before Taxes                                            3.52  -0.73/(1)/  8.12/(1)/
  Return After Taxes on Distributions                            3.31  -1.29/(1)/  7.05/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares    2.41  -0.88/(1)/  6.59/(1)/
                                                                -----  -----       ----

S&P Index (%)                                                   10.88  -2.30       12.07
                                                                -----  -----       ----

Lehman Index (%)                                                 4.34   7.71        7.72

(1) The average annual total returns shown include the returns of Retail A shares (for Class T shares) and Retail B shares (for Class G shares) of the Galaxy Fund for periods prior to November 18, 2002, the date on which Class T and Class G shares were initially offered by the Fund. The returns shown for Class G shares also include the returns of Retail A shares (adjusted to reflect sales charges applicable to Class G shares) for periods prior to the inception of Retail B shares of the Galaxy Fund (March 4, 1996). Retail A shares of the Galaxy Fund were initially offered on December 30, 1991. Class G shares generally would have had substantially similar returns to Retail A shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class G shares exceed expenses paid by Retail A shares.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

            UNDERSTANDING EXPENSES

            Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

            Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees, shareholder service fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

            Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. Except as noted, the table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

            -     $10,000 initial investment

            -     5% total return for each year

            -     Fund operating expenses remain the same

            -     Reinvestment of all dividends and distributions

            -     Class G shares convert to Class T shares after eight years

Shareholder Fees/(1) /(paid directly from your investment)

                                                                       Class T      Class G
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                5.75          0.00

Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/     5.00

Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                     /(3)/         /(3)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 18 months of purchase.

(3)   There is a $7.50 charge for wiring sale proceeds to your bank.

Annual Fund Operating Expenses (deducted directly from Fund assets)

                                           Class T    Class G
Management fee/(1)/ (%)                    0.72       0.72

Distribution and service (12b-1) fees (%)  0.00       0.95/(2)/

Other expenses/(3)/ (%)                    0.67/(4)/  0.37

Total annual fund operating expenses (%)   1.39       2.04

(1) The Fund pays a management fee of 0.65% and an administration fee of 0.07%. Management fees have been restated to reflect contractual changes to the management fee effective November 1, 2004.

(2) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95% during the current fiscal year.

(3) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

(4) The Fund may pay shareholder service fees (which are included in other expenses) of up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services) but will limit such fees to an aggregate fee of not more than 0.30% during the current fiscal year.

Example Expenses (your actual costs may be higher or lower)

Class                                 1 Year   3 Years   5 Years   10 Years
Class T                               $  708   $   990   $ 1,292   $  2,148

Class G: did not sell your shares     $  207   $   640   $ 1,098   $  2,202
         sold all your shares at
         the end of the period        $  707   $ 1,040   $ 1,398   $  2,202

HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

INVESTMENT MINIMUMS
Initial Minimums:
Initial Investment..........................................    $1,000
Automatic Investment Plan...................................    $   50
Retirement Plan.............................................    $   25

            The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders. Class T and G shares are sold only to investors who received (and who have continuously held) Class T and G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Your Account

 Outlined below are the various options for buying shares:

Method             Instructions

Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York
                   Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                   Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging Class T or Class G shares you own in a different fund distributed by Columbia
                   Funds Distributor, Inc. for shares of the same class (and, in some cases, certain other classes) of the Fund at no additional cost. There may be an additional sales charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.

By wire You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 for wiring instructions.

By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. There may be an additional sales charge if exchanging from a money market fund. Be sure to complete the appropriate section of the account application for this feature.

By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares of the Fund at
                   no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.

SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.

Class T shares Your purchases of Class T shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class T shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

 Class T Sales Charges

                                                               % of offering
                                    As a % of                     price
                                    the public      As a %      retained by
                                     offering      of your       financial
Amount purchased                      price       investment      advisor
Less than $50,000                      5.75          6.10          5.00
                                       ----          ----          ----
$50,000 to less than $100,000          4.50          4.71          3.75
                                       ----          ----          ----
$100,000 to less than $250,000         3.50          3.63          2.75
                                       ----          ----          ----
$250,000 to less than $500,000         2.50          2.56          2.00
                                       ----          ----          ----
$500,000 to less than $1,000,000       2.00          2.04          1.75
                                       ----          ----          ----
$1,000,000 or more                     0.00          0.00          0.00

Class T shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class T share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class T share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

 Purchases Over $1 Million

Amount purchased                       Commission %
Less than $3 million                       1.00
                                           ----
$3 million to less than $5 million         0.80
                                           ----
$5 million to less than $25 million        0.50
                                           ----
$25 million or more                        0.25

The commission to financial advisors for Class T share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

            UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

            Certain investments in Class T and G shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.

Reduced Sales Charges for Larger Investments

A.    What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class T shares of the Fund and other funds in the Columbia family of funds.

Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price. Statement of Intent You also may pay a lower sales charge when purchasing Class T shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.

B.    What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

      -     Individual accounts

      -     Joint accounts

      -     Certain IRA accounts

      -     Certain trusts

      -     UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step-child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.

C.    How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.

D.    How can I obtain more information about breakpoint discounts?

Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

Class G shares Your purchases of Class G shares are at Class G's net asset value. Class G shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class G shares as described in the chart below.

 Class G Sales Charges

                              % deducted when
Holding period after purchase shares are sold

Through first year              5.00
                                ----
Through second year             4.00
                                ----
Through third year              4.00
                                ----
Through fourth year             4.00
                                ----

Through fifth year              3.00
                                ----
Through sixth year              2.00
                                ----
Through seventh year            1.00
                                ----
Longer than seven years         0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class T shares occurs eight years after purchase. Please see the Statement of Additional Information for the CDSCs and conversion schedules applicable to Class G shares received in exchange for Retail B Shares of the Galaxy Fund purchased or acquired prior to January 1, 2001.

HOW TO EXCHANGE SHARES

You may exchange your Class T shares for Class A or Class T shares, and may exchange your Class G shares for Class B or Class G shares, of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Class A or Class B shares acquired upon exchange of Class T and Class G shares may not be further exchanged back into Class T or Class G shares unless you continue to hold Class T or Class G shares. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

 Outlined below are the various options for selling shares:

 Method            Instructions

 Through your      You may call your financial advisor to place your sell
 financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees for executing a redemption for you.

 By exchange       You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (or Class
                   A and Class B shares, for Class T and Class G shares, respectively), of another fund distributed by Columbia Funds
                   Distributor, Inc. at no additional cost. To exchange by telephone, call 1-800-422-3737.

 By telephone      You or your financial advisor may sell shares of the Fund
                   by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.

 By mail You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                   Mail your letter of instruction to Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

 By wire You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

 By systematic     You may automatically sell a specified dollar amount or
 withdrawal plan   percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                   Be sure to complete the appropriate section of the account application for this feature.

 By electronic     You may sell shares of the Fund and request that the
 funds transfer    proceeds be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two round trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

DISTRIBUTION AND SERVICE FEES

The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class G shares and certain services provided to you by your financial advisor. The annual fees for shareholder liaison services and administrative support may equal up to 0.50% for Class G shares. The annual distribution fee may equal up to 0.65% for Class G shares. The Fund does not intend to pay more than a total of 0.95% for Class G shares in distribution and shareholder service fees during the current fiscal year. The Fund has also adopted a plan that permits it to pay for certain services provided to Class T shareholders by their financial advisors. The annual service fee may equal up to 0.50% for Class T shares. The Fund does not intend to pay more than 0.30% for Class T shares in shareholder service fees during the current fiscal year. The foregoing fees are paid out of the assets of the relevant class. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class G shares automatically convert to Class T shares after a certain number of years, eliminating a portion of these fees upon conversion. Conversion may occur six or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" or the Statement of Additional Information for the conversion schedules applicable to Class G shares.

Additional Intermediary Compensation In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.

OTHER INFORMATION ABOUT YOUR ACCOUNT

How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia". You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for any class of shares offered by the Fund.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

 Dividends      Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.

 Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

            UNDERSTANDING FUND DISTRIBUTIONS

            The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Distribution Options The Fund distributes any dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

 Distribution Options

      Reinvest all distributions in additional shares of your current fund

      Reinvest all distributions in shares of another fund

      Receive dividends in cash (see options below) and reinvest capital gains

      Receive all distributions in cash (with one of the following options):

      -     send the check to your address of record

      -     send the check to a third party address

      -     transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes. In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

Managing the Fund

INVESTMENT ADVISOR

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.75% of average daily net assets of the Fund.

PORTFOLIO MANAGERS

Harvey Hirschhorn, an executive vice president of Columbia Management, is the lead manager for the Fund and has co-managed the Fund since October, 2002. Mr. Hirschhorn has been associated with Columbia Management or its predecessors since 1973. Mr. Hirschhorn is responsible for allocating the Fund assets among the various asset classes, while investment decisions for the portion of the Fund's assets allocated to each asset class will be made by investment professionals with particular expertise in such asset class. The asset classes, and the persons responsible for managing the Fund's assets allocated to each particular asset class, are as follows:

Large-cap growth stocks
                              Alexander S. Macmillan and Paul J. Berlinguet

Large-cap value stocks
                              Brian J. Cunningham, Gregory M. Miller and Richard Dahlberg

Mid-cap growth stocks
                              Kenneth A. Korngiebel and Trent E. Nevills

Mid-cap value stocks
                              Diane L. Sobin and David I. Hoffman

Small-cap growth stocks
                              Paul J. Berlinguet

Small-cap value stocks
                              Stephen D. Barbaro

Real estate investment trusts
                              David W. Jellison

Foreign securities

                              Penelope L. Burgess and Deborah F. Snee

Investment grade bonds

                              Mark E. Newlin and Todd J. Mick

Non-investment grade bonds
                              Jeffrey L. Rippey

Alexander S. Macmillan, a senior vice president of Columbia Management and co-head of Columbia Management's Large-Cap Growth Team, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since April, 2003. Mr. Macmillan has been associated with Columbia Management or its predecessors since 1989. Paul J. Berlinguet, a senior vice president of Columbia Management, head of Columbia Management's Small-Cap Growth Team and co-head of Columbia Management's Large-Cap Growth Team, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since October, 2003 and is the manager for the portion of the Fund allocated to the small-cap growth stocks category and has managed that portion of the Fund since November, 2003. Mr. Berlinguet has been associated with Columbia Management since October, 2003. Prior to joining Columbia Management in October, 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds from April, 2001 to October, 2003. Prior to joining John Hancock Funds in April, 2001, Mr. Berlinguet was head of the Global Technology Research Team and a large-cap growth portfolio manager at Baring Asset Management.

Brian J. Cunningham, a vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since November, 2003. Mr. Cunningham has been associated with Columbia Management or its predecessors since 1987.

Gregory M. Miller, a senior vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since April, 2003. Mr. Miller has been associated with Columbia Management or its predecessors since 1991.

Richard Dahlberg, a senior portfolio manager and head of Columbia Management's Large-Cap Value Team, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since October, 2003. Prior to joining Columbia Management in September, 2003, Mr. Dahlberg was a portfolio manager at Grantham, Mayo, Van Otterloo & Co. LLC from November, 2001 to December, 2002. Prior to joining Grantham, Mayo, Van Otterloo & Co. LLC in November, 2001, Mr. Dahlberg was a portfolio manager at Pioneer Investment Management, Inc. from September, 1998 to November, 2001. Kenneth A. Korngiebel, a senior vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap growth stocks category and has co-managed that portion of the Fund since June, 2004. Mr. Korngiebel has been associated with Columbia Management or its predecessors since 1996.

Trent E. Nevills, a vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap growth stocks category and has co-managed that portion of the Fund since June, 2004. Mr. Nevills has been associated with Columbia Management or its predecessors since 2003. Prior to joining Columbia Management in 2003, Mr. Nevills was a portfolio manager and principal partner at QED Capital Management from 2000 - 2003. Prior to joining QED Capital Management in 2000, Mr. Nevills was a portfolio manager and assistant vice president at Federated Investors from 1999 - 2000, and an equity analyst from 1997 - 1999.

Diane L. Sobin, a senior portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed the Fund since September, 2004. Ms. Sobin has been associated with Columbia Management and its predecessor or affiliate organizations since August, 2001. Prior to joining in August, 2001, Ms. Sobin was a senior vice president with Zurich Scudder Investments, Inc. from February, 2000 to June, 2001. Before that, Ms. Sobin was a managing director with Chase Asset Management from July, 1997 to October, 1999. David I. Hoffman, a senior portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed the Fund since September, 2004. Mr. Hoffman has been associated with Columbia Management and its predecessor or affiliate organizations since August, 2001. Prior to joining in August, 2001, Mr. Hoffman was a vice president with Zurich Scudder Investments, Inc. from March, 1999 to July, 2001. Before that, Mr. Hoffman was a managing director with HVB Asset Management (and related companies) from June, 1991 to February, 1999. Stephen D. Barbaro, a vice president of Columbia Management, is the manager for the portion of the Fund allocated to the small-cap value stocks category and has managed that portion of the Fund since December, 2002. Mr. Barbaro has been associated with Columbia Management or its predecessors since 1976.

David W. Jellison, a vice president of Columbia Management, is the manager for the portion of the Fund allocated to the REITs category and has managed that portion of the Fund since December, 2002. Mr. Jellison has been associated with Columbia Management or its predecessors since 1992.

Penelope L. Burgess, a senior vice president of Columbia Management, is the co-manager for the portion of the Fund allocated to the foreign securities category and has co-managed that portion of the Fund since September, 2004. Ms. Burgess has been associated with Columbia Management or its predecessors since 1993.

Deborah F. Snee, a senior vice president of Columbia Management, is the co-manager for the portion of the Fund allocated to the foreign securities category and has co-managed that portion of the Fund since September, 2004. Ms. Snee has been associated with Columbia Management or its predecessors since 1999.

Mark E. Newlin, a senior vice president of Columbia Management, is the co-manager for the portion of the Fund allocated to the investment grade bonds category and has co-managed that portion of the Fund since May, 2004. Mr. Newlin has been associated with Columbia Management since August, 2003. Prior to joining Columbia Management in August, 2003, Mr. Newlin was director of fixed income at Harris Investment Management from March, 1994 to March, 2003. Todd J. Mick, a vice president of Columbia Management, is the co-manager for the portion of the Fund allocated to the investment grade bonds category and has co-managed that portion of the Fund since May, 2004. Mr. Mick has been associated with Columbia Management since 2000. Prior to joining Columbia Management, Mr. Mick was an investment officer with The Northern Trust Company from 1993 to 2000.

Jeffrey L. Rippey, a senior vice president of Columbia Management, is the manager for the portion of the Fund allocated to the non-investment grade bonds category and has managed that portion of the Fund since December, 2002. Mr. Rippey has been associated with Columbia Management or its predecessors since 1981.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last six fiscal periods, which run from October 1 to September 30, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the year ended September 30, 2004, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 and the fiscal years ended October 31, 2002, 2001, 2000 and 1999, has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

 The Fund

                                               Year ended      Period ended
                                              September 30,    September 30,             Year ended October 31,
                                                2004/(a)/      2003/(b)(c)/       2002            2001           2000
                                                 Class T          Class T        Class T         Class T        Class T
                                              -------------    ------------     --------        --------        -------
Net asset value --
Beginning of period ($)                            14.01           12.87           14.95           18.79          17.74
                                                 -------         -------         -------         -------        -------

Income from Investment Operations ($):
  Net investment income                             0.21/(d)/       0.21/(d)/       0.25/(e)/       0.33/(d)/      0.37/(d)/
  Net realized and unrealized (gain) loss
   on investments, foreign currency and
   foreign capital gains tax                        1.11            1.16           (2.09)/(e)/     (3.08)          1.36
                                                 -------         -------         -------         -------        -------

Total from Investment Operations                    1.32            1.37           (1.84)          (2.75)          1.73
                                                 -------         -------         -------         -------        -------

Less Distributions Declared
to Shareholders ($):
  From net investment income                       (0.26)          (0.23)          (0.24)          (0.35)         (0.37)
  From net realized gains                             --              --              --           (0.74)         (0.31)
                                                 -------         -------         -------         -------        -------

Total Distributions Declared to Shareholders       (0.26)          (0.23)          (0.24)          (1.09)         (0.68)
                                                 -------         -------         -------         -------        -------

Net asset value --
End of period ($)                                  15.07           14.01           12.87           14.95          18.79
                                                 -------         -------         -------         -------        -------

Total return (%)/(f)/                               9.47/(g)/      10.75/(g)(h)/  (12.45)/(g)/    (15.18)/(g)/     9.98
                                                 -------         -------         -------         -------        -------

Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(i)/                                     1.49            1.49/(j)/       1.37            1.33           1.29
  Net investment income/(i)/                        1.37            1.73/(j)/       1.76/(e)/       2.01           2.01
  Waiver/reimbursement                                --/(k)/       0.01/(j)/       0.01            0.01             --
Portfolio turnover rate (%)                           75             122/(h)/         40              65             59
Net assets, end of period (000's) ($)            183,438         189,580         198,154         289,882        371,590

                                               1999
                                              Class T
                                              -------
Net asset value --
Beginning of period ($)                         16.95
                                              -------

Income from Investment Operations ($):
  Net investment income                          0.37
  Net realized and unrealized (gain) loss
   on investments, foreign currency and
   foreign capital gains tax                     1.21
                                              -------

Total from Investment Operations                 1.58
                                              -------

Less Distributions Declared
to Shareholders ($):
  From net investment income                    (0.36)
  From net realized gains                       (0.43)
                                                -----
Total Distributions Declared to Shareholders    (0.79)
                                                -----
Net asset value --
End of period ($)                               17.74
                                                -----
Total return (%)/(f)/                            9.53
                                                -----
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(i)/                                  1.32
  Net investment income/(i)/                     2.11
  Waiver/reimbursement                             --
Portfolio turnover rate (%)                       135
Net assets, end of period (000's) ($)         389,077

(a) On October 13, 2003, the Liberty Asset Allocation Fund was renamed the Columbia Asset Allocation Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 18, 2002, the Galaxy Asset Allocation Fund, Retail A shares were redesignated Liberty Asset Allocation Fund, Class T shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the net ratio of net investment income to average net assets is $(0.01), $0.01 and (0.05)%, respectively.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)   Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

(k)   Rounds to less than 0.01%.

                                                Year ended      Period ended
                                               September 30,    September 30,                  Year ended October 31,
                                                 2004/(a)/      2003/(b)(c)/       2002         2001          2000         1999
                                                  Class G          Class G        Class G      Class G       Class G      Class G
                                               -------------    -------------     -------      -------       -------      -------
Net asset value --

Beginning of period ($)                            14.00            12.84          14.92         18.74         17.70        16.92
                                                  ------           ------         ------       -------       -------       ------

Income from Investment Operations ($):
  Net investment income                             0.11/(d)/        0.12/(d)/      0.14/(e)/     0.22/(d)/     0.24/(d)/    0.25
  Net realized and unrealized (gain) loss on
   investments, foreign currency and futures
   contracts                                        1.11             1.17          (2.08)/(e)/   (3.06)         1.36         1.21
                                                  ------           ------         ------       -------       -------       ------

 Total from Investment Operations                   1.22             1.29          (1.94)        (2.84)         1.60         1.46
                                                  ------           ------         ------       -------       -------       ------

Less Distributions Declared
to Shareholders ($):
  From net investment income                       (0.16)           (0.13)         (0.14)        (0.24)        (0.25)       (0.25)
  From net realized gains                             --               --             --         (0.74)        (0.31)       (0.43)
                                                  ------           ------         ------       -------       -------       ------

 Total Distributions Declared to Shareholders      (0.16)           (0.13)         (0.14)        (0.98)        (0.56)       (0.68)
                                                  ------           ------         ------       -------       -------       ------

Net asset value --
End of period ($)                                  15.06            14.00          12.84         14.92         18.74        17.70
                                                  ------           ------         ------       -------       -------       ------

 Total return (%)/(f)/                              8.72/(g)/       10.12/(g)(h)/ (13.08)/(g)/  (15.72)/(g)/    9.20         8.76
                                                  ------           ------         ------       -------       -------       ------

Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(i)/                                     2.15             2.19/(j)/      2.09          2.01          1.99         2.00
  Net investment income/(i)/                        0.71             1.02/(j)/      1.04/(e)/     1.33          1.31         1.43
  Waiver/reimbursement                                --/(k)/        0.01/(j)/      0.03          0.01            --           --
 Portfolio turnover rate (%)                          75              122/(h)/        40            65            59          135
 Net assets, end of period (000's) ($)            39,892           56,383         73,183       106,074       105,980       91,199

(a) On October 13, 2003, the Liberty Asset Allocation Fund was renamed the Columbia Asset Allocation Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 18, 2002, the Galaxy Asset Allocation Fund, Retail B shares were redesignated Liberty Asset Allocation Fund, Class G shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the net ratio of net investment income to average net assets is $(0.01), $0.01 and (0.05)%, respectively.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)   Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

(k)   Rounds to less than 0.01%.

Notes

===============================================================================

Notes

==============================================================================

Notes

==============================================================================

FOR MORE INFORMATION

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus. The Statement of Additional Information and the Fund's website (www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:
Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

                  Investment Company Act file number:

                  Columbia Funds Trust XI: 811-4978

                  Columbia Asset Allocation Fund

-
 LOGO

                                                                704-01/052U-1204

                         COLUMBIA ASSET ALLOCATION FUND
                         COLUMBIA LARGE CAP GROWTH FUND
                         COLUMBIA DISCIPLINED VALUE FUND
                           COLUMBIA COMMON STOCK FUND
                          COLUMBIA SMALL CAP CORE FUND
                       COLUMBIA SMALL COMPANY EQUITY FUND
                          COLUMBIA DIVIDEND INCOME FUND

                        SERIES OF COLUMBIA FUNDS TRUST XI
                       STATEMENT OF ADDITIONAL INFORMATION
                             _________________, 2005

This Statement of Additional Information ("SAI") contains information which may be useful to investors but which is not included in the Prospectuses of Columbia Asset Allocation Fund, Columbia Large Cap Growth Fund, Columbia Disciplined Value Fund, Columbia Common Stock Fund, Columbia Small Cap Core Fund, Columbia Small Company Equity Fund and Columbia Dividend Income Fund (each a "Fund" and collectively, the "Funds"). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of a Fund dated _________, 2006, as applicable. This SAI should be read together with a Fund's Prospectus and the most recent Annual Report dated September 30, 2004, and Semiannual Report dated March 31, 2005 of Columbia Asset Allocation Fund, Columbia Large Cap Growth Fund, Columbia Disciplined Value Fund, Columbia Common Stock Fund, Columbia Small Cap Core Fund, Columbia Small Company Equity Fund, and Columbia Dividend Income Fund, as applicable, each a series of Columbia Funds Trust XI, the predecessors to the Funds (each a "Predecessor Fund" and collectively, the "Predecessor Funds"). Investors may obtain a free copy of a Prospectus and the Annual Report and Semiannual Report from Columbia Management Distributor, Inc. ("CMD"), One Financial Center, Boston, MA 02111-2621, or by calling 1-800-426-3750. The financial statements and Report of Independent Registered Public Accounting Firm appearing in the Predecessor Fund's September 30, 2004 Annual Report and the financial statements appearing in the Predecessor Fund's March 31, 2005 Semiannual Report are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by CMD generally and additional information about certain securities and investment techniques described in the Funds' Prospectuses.

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
PART 1
Definitions                                                                   b
Organization and History                                                      b
Investment Goal and Policies                                                  b
Fundamental and Non-Fundamental Investment Policies                           c
Portfolio Turnover                                                            h
Fund Charges and Expenses                                                     i
Custodian of the Funds                                                       oo
Independent Registered Public Accounting Firm of the Funds                   oo

PART 2
Miscellaneous Investment Practices                                            1
Taxes                                                                        21
Additional Tax Matters Concerning Trust Shares                               26
Management of the Funds                                                      28
Determination of Net Asset Value                                             40
How to Buy Shares                                                            42
Special Purchase Programs/Investor Services                                  45
Programs for Reducing or Eliminating Sales Charges                           47
How to Sell Shares                                                           49
Distributions                                                                53
How to Exchange Shares                                                       54
Suspension of Redemptions                                                    54
Shareholder Liability                                                        54
Shareholder Meetings                                                         54


                                        a

Appendix I                                                                   56
Appendix II                                                                  61
SUP-39/88447-0705

                         COLUMBIA ASSET ALLOCATION FUND
                         COLUMBIA LARGE CAP GROWTH FUND
                         COLUMBIA DISCIPLINED VALUE FUND
                           COLUMBIA COMMON STOCK FUND
                          COLUMBIA SMALL CAP CORE FUND
                       COLUMBIA SMALL COMPANY EQUITY FUND
                          COLUMBIA DIVIDEND INCOME FUND

                       STATEMENT OF ADDITIONAL INFORMATION
                             _________________, 2005

DEFINITIONS

"Asset Allocation Fund" or "Fund"           Columbia Asset Allocation Fund
"Growth Fund" or "Fund"                     Columbia Large Cap Growth Fund
"Value Fund" or "Fund"                      Columbia Disciplined Value Fund
"Common Stock Fund" or "Fund"               Columbia Common Stock Fund
"Small Cap Fund" or "Fund"                  Columbia Small Cap Core Fund
"Small Company Fund" or "Fund"              Columbia Small Company Equity Fund
"Dividend Fund" or "Fund"                   Columbia Dividend Income Fund
"Predecessor Fund" or "Predecessor Funds"   See below under "Organization and History"
"Trust"                                     Columbia Funds Series Trust I
"Advisor"                                   Columbia Management Advisors, Inc., the Funds' investment advisor
"CMD"                                       Columbia Management Distributor, Inc., the Funds' distributor
"CMS"                                       Columbia Management Services, Inc., the Funds' shareholder services and transfer agent

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1987. Each Fund is an open-end diversified management investment company representing the entire interest in a separate series of the Trust. Each Fund commenced investment operations as a series of the Trust on _________, 2006. Prior to ________, 2006 (the "Fund Reorganization Date"), each Fund was organized as a series of Columbia Funds Trust XI, a Massachusetts business trust (the "Predecessor Fund"). The Predecessor Fund to the Asset Allocation Fund commenced operations on December 30, 1991; the Predecessor Fund to the Growth Fund commenced operations on December 14, 1990; the Predecessor Fund to the Value Fund commenced operations on September 1, 1988; the Predecessor Fund to the Small Company Fund commenced operations on December 30, 1991; the Predecessor Fund to the Dividend Fund commenced operations on March 4, 1998; the Predecessor Fund to the Common Stock Fund commenced operations on December 14, 1992; and the Predecessor Fund to the Small Cap Fund commenced operations on December 14, 1992. The information provided for the Fund in this SAI for periods prior to the Fund Reorganization Date relates to the Predecessor Fund. The Trust changed its name from "Liberty-Stein Roe Funds Municipal Trust" to "Columbia Funds Trust IX" effective October 13, 2003. Effective ______, 2005, the name of the Trust was changed from "Columbia Funds Trust IX" to its current name.

INVESTMENT GOAL AND POLICIES

Each Prospectus describes the investment goal and investment strategies and risks of each Fund to which it pertains. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Funds. Part 2 contains, among other things, additional information about the following securities and investment techniques that may be utilized by the Funds, unless otherwise noted, subject to any restrictions described in Part 1 of this SAI:

     Custody Receipts and Trust Certificates (the Asset Allocation Fund only) Short-Term Trading
     Small Companies (the Small Cap and Small Company Funds only)
     Common Stock, Preferred Stock and Warrants
     Foreign Securities
     Other Investment Companies


                                        b

     Money Market Instruments
     Securities Loans
     Forward Commitments
        "When-Issued" Securities (theCommon Stock, Dividend and Small Cap Funds
         only)
        "Delayed Delivery" Securities (the Common Stock, Dividend and Small Cap
         Funds only)
     Mortgage Dollar Rolls (the Asset Allocation Fund only)
     REITs
     Mortgage-Backed Securities (the Asset Allocation Fund only)
     Non-Agency Mortgage-Backed Securities (the Asset Allocation Fund only) Asset-Backed Securities (the Asset Allocation Fund only)
     Repurchase Agreements
     Reverse Repurchase Agreements
     Options on Securities
     Futures Contracts and Related Options
     Swap Agreements (Swaps, Caps, Collars and Floors)
     Foreign Currency Transactions
     Rule 144A Securities
     Variable and Floating Rate Obligations
     Convertible Securities
     Yankee Obligations
     American, European, Continental and Global Depositary Receipts
        (except that only the Common Stock, Small Cap and Dividend Funds may invest in GDRs)

Except as indicated below under "Fundamental and Non-Fundamental Investment Policies," the Funds' investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES

In addition to each Fund's investment goal as stated in its Prospectuses, the following investment limitations are matters of fundamental policy and may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of its outstanding shares. A "vote of the holders of a majority of the outstanding shares" of a particular Fund means the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of such Fund, or (b) 67% or more of the shares of such Fund present at a meeting if more than 50% of the outstanding shares of such Fund are represented at the meeting in person or by proxy.

Each of the Asset Allocation Fund, Common Stock Fund, Dividend Fund, Value Fund, Growth Fund, Small Cap Fund and Small Company Fund may not:

1. Underwrite any issue of securities issued by other persons within the meaning of the Securities Act of 1933, as amended (the "1933 Act") except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.

2. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

3. Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation,


                                        c
     assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

NON-FUNDAMENTAL INVESTMENT POLICIES

The following investment limitation with respect to the Funds may be changed by the Board of Trustees without shareholder approval:

8. A Fund may not sell securities short, maintain a short position, or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

The following investment limitations with respect to the Asset Allocation Fund, Dividend Fund, Value Fund, Growth Fund and Small Company Fund may be changed by the Board of Trustees without shareholder approval:

9. A Fund may not write or sell put options, call options, straddles, spreads or any combination thereof except that (i) each of the Value Fund, Growth Fund and Small Company Fund may, to the extent consistent with its investment objective and policies, write covered call options and purchase and sell other options, and (ii) the Asset Allocation Fund and the Dividend Fund may buy and sell options, including without limit buying or writing puts and calls, based on any type of security, index or currency, including options on foreign exchanges and options not traded on exchanges to the extent permitted by its investment objective and policies.

10. A Fund may not purchase securities of companies for the purpose of exercising control.

11. A Fund may not purchase securities of other investment companies except as permitted by the 1940 Act, except that the Dividend Fund may, from time to time, on a temporary basis, invest exclusively in one other investment company similar to the Fund.

The following investment limitation with respect to the Asset Allocation Fund, Dividend Fund, Value Fund, Growth Fund and Small Company Fund may be changed by the Board of Trustees without shareholder approval:

12. A Fund may not invest more than 15% of its net assets in illiquid securities.

The following investment limitations with respect to the Common Stock Fund and Small Cap Fund may be changed by the Board of Trustees without shareholder approval:

13. The Funds may not invest more than 15% of their respective net assets in securities subject to restrictions on resale under the Securities Act of 1933 (except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain securities which meet the criteria for liquidity as established by the Board of Trustees).

14. Each Fund will limit its investments in other investment companies to not more than 3% of the total outstanding voting stock of any investment company; will invest no more than 5% of its total assets in any one investment company; and will invest no more than 10% of its total assets in investment companies in general. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization or acquisition of assets.

15. The Funds will purchase the securities of other investment companies only in open market transactions involving only customary broker's commissions. It should be noted that investment companies incur certain expenses such as management fees, and therefore any investment by a Fund in shares of another investment company would be subject to such duplicate expenses.

16. Neither Fund may purchase or retain the securities of any issuer if the officers and Trustees of the Trust or the Advisor, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.

17. Neither Fund may purchase or sell interests in oil, gas, or mineral exploration or development programs or leases; except that the Funds may


                                        d
     purchase the securities of issuers which invest in or sponsor such programs.

18. Neither Fund may purchase put options on securities, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.

19. Neither Fund may write call options on securities, unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. Neither Fund may write call options in excess of 5% of the value of its total assets.

20. Neither Fund will invest more than 15% of the value of its respective net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, and certain securities not determined by the Board of Trustees to be liquid.

21. Neither Fund may invest in companies for the purpose of exercising management or control.

22. Neither Fund may invest more than 5% of its net assets in warrants. No more than 2% of this 5% may be warrants which are not listed on the New York Stock Exchange.

With respect to Investment Limitation No. 11 above, the 1940 Act currently prohibits a Fund, subject to certain exceptions, from acquiring the securities of other investment companies if, as a result of such acquisition, (a) the Fund owns more than 3% of the total outstanding voting stock of the investment company; (b) securities issued by any one investment company represent more than 5% of the total assets of the Fund; or (c) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

Each Fund may purchase restricted securities, which are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under the federal securities laws. Certain restricted securities may be considered liquid pursuant to guidelines established by the Board of Trustees. To the extent restricted securities are deemed illiquid, each Fund will limit its purchase, together with other securities considered to be illiquid, to 15% of its net assets.

Each of the Growth Fund and Small Company Fund may purchase put options and call options on securities and securities indices. Neither of these Funds may purchase options unless immediately after any such transaction the aggregate amount of premiums paid for put or call options does not exceed 5% of its total assets.

Each of the Value Fund, Growth Fund and Small Company Fund may engage in writing covered call options and may enter into closing purchase transactions with respect to such options. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. The aggregate value of the securities subject to such options written by these Funds may not exceed 25% of the value of such Fund's net assets.

Each of the Asset Allocation Fund, Common Stock Fund, Dividend Fund and Small Cap Fund may buy and sell options and futures contracts to manage their exposure to changing interest rates, security prices and currency exchange rates. These Funds may invest in options and futures based on any type of security, index, or currency, including options and futures based on foreign exchanges and options not traded on exchanges. These Funds will not hedge more than 20% of their respective total assets (10% of net assets with respect to the Asset Allocation
Fund) by selling futures, buying puts, and writing calls under normal conditions. These Funds will not buy futures or write puts whose underlying value exceeds 20% of their respective total assets (10% of net assets with respect to the Asset Allocation Fund), and will not buy calls with a value exceeding 5% of their respective total assets. These Funds may utilize stock index futures contracts, options, swap agreements, indexed securities, and options on futures contracts for the purposes of managing cash flows into and out of their respective portfolios and potentially reducing transaction costs, subject to the limitation that the value of these futures contracts, swap agreements, indexed securities, and options will not exceed 20% of the Funds' respective total assets (10% of net assets with respect to the Asset Allocation
Fund). These Funds will not purchase put options to the extent that more than 5% of the value of their respective total assets would be invested in premiums on open put option positions. In addition, these Funds do not intend to invest more than 5% of the market value of their respective total assets in each of the following: futures contracts, swap agreements, and indexed securities. When one of these Funds enters into a swap agreement, liquid assets of the Fund equal to the value of the swap agreement will be segregated by that Fund. These Funds may not use stock index futures contracts and options for speculative purposes.

As a means of reducing fluctuations in the net asset value of shares of the Asset Allocation Fund, Large Cap Fund, Dividend Fund and Small Cap Fund, the Funds may attempt to hedge all or a portion of their respective portfolios through the purchase of listed put options on stocks, stock indices and stock index futures contracts. These options will be used as a form of forward pricing to protect portfolio securities against decreases in value resulting from market factors, such as an anticipated increase in interest rates.


                                        e

The Asset Allocation Fund, Common Stock Fund, Dividend Fund and Small Cap Fund may only: (1) buy listed put options on stock indices and stock index futures contracts; (2) buy listed put options on securities held in their respective portfolios; and (3) sell listed call options either on securities held in their respective portfolios or on securities which they have the right to obtain without payment of further consideration (or have segregated cash in the amount of any such additional consideration). Each of these Funds will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed or expired. Each of these Funds may also enter into stock index futures contracts. A stock index futures contract is a bilateral agreement which obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of trading of the contract and the price at which the agreement is originally made. There is no physical delivery of the stocks constituting the index, and no price is paid upon entering into a futures contract.

None of the Asset Allocation Fund, Common Stock Fund, Dividend Fund and Small Cap Fund will enter into futures contracts if, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of its total assets. Further, these Funds will enter into stock index futures contracts only for bona fide hedging purposes or such other purposes permitted under Part 4 of the regulations promulgated by the Commodity Futures Trading Commission. Also, these Funds may not enter into stock index futures contracts and options to the extent that the value of such contracts would exceed 20% of the Fund's total net assets and may not purchase put options to the extent that more than 5% of the value of (10% of net assets with respect to the Asset Allocation Fund) the Fund's total assets would be invested in premiums on open put option positions.

As one way of managing their exposure to different types of investments, the Asset Allocation Fund, Common Stock Fund, Dividend Fund and Small Cap Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors.

Each Fund may buy and sell securities denominated in currencies other than the U.S. dollar, and may receive interest, dividends and sale proceeds in currencies other than the U.S. dollar. The Funds from time to time may enter into foreign currency exchange transactions to convert the U.S. dollar to foreign currencies, to convert foreign currencies to the U.S. dollar and to convert foreign currencies to other foreign currencies.

Each of the Asset Allocation Fund, Value Fund, Growth Fund, Small Cap Fund and Small Company Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. Country funds have portfolios consisting primarily of securities of issuers located in one foreign country. The Funds may invest in other investment companies primarily for the purpose of investing their short-term cash which has not yet been invested in other portfolio instruments. However, from time to time, on a temporary basis, each of the Common Stock Fund, Dividend Fund and Small Cap Fund may invest exclusively in one other investment company similar to the respective Fund.

All debt obligations, including convertible bonds, purchased by the Asset Allocation Fund, Dividend Fund, Value Fund, Growth Fund and Small Company Equity Fund are rated investment grade by Moody's (Aaa, Aa, A and Baa) or S&P (AAA, AA, A and BBB), or, if not rated, are determined to be of comparable quality by the Advisor. Debt securities rated Baa by Moody's or BBB by S&P are generally considered to be investment grade securities although they have speculative characteristics and changes in economic conditions or circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated debt obligations.

The Common Stock Fund and Small Cap Fund may purchase convertible bonds rated Ba or higher by Moody's or BB or higher by S&P or Fitch at the time of investment. Short-term money market instruments purchased by the Common Stock Fund and Small Cap Fund must be rated in one of the top two rating categories by a nationally recognized statistical rating agency, such as Moody's, S&P or Fitch.

Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Trustees or the Advisor may determine that it is appropriate for a Fund to continue to hold the obligation if retention is in accordance with the interests of the particular Fund and applicable regulations of the Securities and Exchange Commission ("SEC"). However, each Fund will sell promptly any security that is not rated investment grade by either S&P or Moody's if such securities exceed 5% of the Fund's net assets.

Loans of portfolio securities by the Funds will generally be short-term (except in the case of the Common Stock Fund and Small Cap Fund, which may loan their securities on a long-term or short-term basis or both), will be made only to borrowers deemed by the Advisor to be of good standing and only when, in the Advisor's judgment, the income to be earned from the loan justifies the attendant risks. The Funds currently intend to limit the lending of their portfolio securities so that, at any given time, securities loaned by a Fund represent not more than one-third of the value of its total assets.

Each Fund will invest no more than 10% of its net assets in REITs.


                                        f

Except as stated otherwise, if a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to borrowings, if a Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

Each Fund may follow non-fundamental operating policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectuses and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act.

ASSET ALLOCATION FUND

The Asset Allocation Fund may invest up to 25% of its net assets in foreign securities. Such foreign investments may be made directly, by purchasing securities issued or guaranteed by foreign corporations, banks or governments (or their political subdivisions or instrumentalities) or by supranational banks or other organizations, or indirectly, by purchasing American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") (EDRs are also known as Continental Depositary Receipts ("CDRs")). Examples of supranational banks include the International Bank for Reconstruction and Development ("World Bank"), the Asian Development Bank and the InterAmerican Development Bank. Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that those commitments will be undertaken or met in the future. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI. The Fund may also invest in dollar-denominated high quality debt obligations of U.S. corporations issued outside the United States. The Fund may also buy and sell options and futures contracts, utilize stock index futures contracts, options, swap agreements, indexed securities and options or futures contracts, purchase asset-backed and mortgage-backed securities and enter into foreign currency exchange contracts.

GROWTH FUND

Under normal circumstances, the Growth Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broadly diversified portfolio of equity securities, primarily common stocks and securities that can be converted into common stocks. Convertible securities purchased by the Growth Fund may include both debt securities and preferred stock. By investing in convertible securities, the Fund will seek the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible. See "Convertible Securities" in
Part 2 of this SAI. The Fund may also invest in common stock warrants.

The Fund may invest up to 20% of its total assets in foreign securities, either directly or indirectly through the purchase of ADRs, EDRs and CDRs. In addition, the Fund may invest in securities issued by foreign branches of U.S. banks and foreign banks. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI. The Fund may also purchase put options and call options and write covered call options. See "Options on Securities" in Part 2 of this SAI.

VALUE FUND

Under normal circumstances, the Value Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, preferred stock (including convertible preferred stock) and debt securities convertible into common stock, mainly those that the Advisor believes to be undervalued. Debt securities convertible into common stock are purchased primarily during periods of relative market instability and are acquired principally for income with the potential for appreciation being a secondary consideration. See "Convertible Securities" in Part 2 of this SAI.

The Fund may also invest up to 20% of its total assets in foreign securities, either directly or indirectly through ADRs, EDRs and CDRs. In addition, the Fund may invest in securities issued by foreign branches of U.S. banks and foreign banks. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI. The Fund may also write covered call options. See "Options on Securities" in Part 2 of this SAI.

COMMON STOCK FUND

Under normal market conditions, the Common Stock Fund will invest at least 80% of its total assets in common stocks, preferred stocks, common stock warrants and securities convertible into common stock. The Fund may purchase convertible securities, including convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. See "Convertible Securities" in
Part 2 of this SAI. The Fund may also buy and sell options and futures contracts and utilize stock index futures contracts, options, swap agreements, indexed securities, and options on futures contracts. See "Options on Securities" and "Futures Contracts and Related Options" in Part 2 of this SAI.

The Fund may invest up to 20% of its total assets in securities of foreign issuers which are freely traded on United States securities exchanges or in


                                        g
the over-the-counter market in the form of ADRs, EDRs, CDRs and Global Depositary Receipts ("GDRs"). Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Fund will not invest in the securities of foreign issuers if any such risk appears to the Advisor to be substantial. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI.

SMALL CAP FUND

Under normal circumstances, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies that have market capitalizations similar in size to those companies in the Russell 2000 Index. In addition to common stocks, the Small Cap Fund may purchase convertible securities, including convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. See "Convertible Securities" in
Part 2 of this SAI. The Fund may also buy and sell options and futures contracts and utilize stock index futures contracts, options, swap agreements, indexed securities, and options on futures contracts. See "Options on Securities" and "Futures Contracts and Related Options" in Part 2 of this SAI.

The Fund may invest up to 20% of its total assets in securities of foreign issuers which are freely traded on U.S. securities exchanges or in the over-the-counter market in the form of ADRs, EDRs, CDRs and GDRs. Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any such risk appears to the Advisor to be substantial. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI.

SMALL COMPANY FUND

In addition to common stocks, the Small Company Fund may invest in preferred stock, securities convertible into common stock, rights and warrants. Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in stocks of companies that have market capitalizations similar in size to those companies in the Russell 2000 Growth Index. The Fund may invest up to 20% of its total assets in foreign securities, either directly or indirectly through ADRs, EDRs and CDRs. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI.

The Fund may purchase put options and call options and write covered call options as a hedge against changes resulting from market conditions and in the value of the securities held in the Fund or which it intends to purchase and where the transactions are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund. See "Options on Securities" in
Part 2 of this SAI.

DIVIDEND FUND

Under normal circumstances, the Dividend Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of income-producing (dividend-paying) equity securities, which will consist primarily of common stocks but may also include preferred stocks and convertible securities. The Fund may invest up to 20% of its net assets in debt securities, including lower-quality debt securities. The Fund may invest up to 20% of its total assets in foreign securities, either directly or indirectly through ADRs, EDRs, CDRs and GDRs. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI. The Fund may also buy and sell options and futures contracts and utilize stock index futures contracts, options, swap agreements, indexed securities and options on futures contracts. See "Options on Securities" and "Futures Contracts and Related Options" in Part 2 of this SAI.

PORTFOLIO TURNOVER

Portfolio turnover is included in the Prospectuses under "Financial Highlights." Each Fund may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with the Fund's investment goal. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover may cause the Funds to realize capital gains which, if realized and distributed by the Funds, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds.

For the Asset Allocation Fund, during the fiscal year ending September 30, 2004, the turnover decreased from 122% in the prior year to 75%. Part of the decrease was due to the restructuring of the Fund to a broadly diversified portfolio in the 2002-2003 fiscal year. We expect that prospectively turnover will generally range between 75% and 125%.

For the Growth Fund, during the fiscal year ending September 30, 2004, the Fund experienced a higher rate of portfolio turnover than during the previous fiscal year. This was due largely to volatility in individual stocks and opportunities to take advantage of inefficiently priced stocks.


                                        h

For the Value Fund, during the fiscal year ending September 30, 2004, the Fund experienced a higher rate of portfolio turnover than during the previous fiscal year. This was due largely to increased opportunities in the equity market in 2004. We expect that prospectively turnover will generally range between 80% and 100%.

For the Common Stock Fund, during the fiscal year ending September 30, 2004, the Fund experienced a higher rate of portfolio turnover than during the previous fiscal year. This was due largely to change in portfolio management. We expect that prospectively turnover will generally range between 50% and 80%.

For the Small Company Equity Fund, during the fiscal year ending September 30, 2004, the turnover decreased from 123% in the prior year to 54%. Part of the decrease was due to changes in portfolio managers. We expect that prospectively turnover will generally range between 90% and 120%.

FUND CHARGES AND EXPENSES

Effective February 9, 2005, under the Funds' management contracts, each Fund (excluding the Small Cap Fund and the Small Company Fund) pays the Advisor a monthly fee based on the average daily net assets of the Fund at the annual rate of:

                   FEE     ASSET     FEE        ASSET       FEE     ASSET     FEE     ASSET     FEE     ASSET     FEE     ASSET
     FUND          RATE    LEVEL     RATE       LEVEL       RATE    LEVEL     RATE    LEVEL     RATE    LEVEL     RATE    LEVEL
---------------   -----   -------   -----   -------------  -----   -------   -----   -------   -----   -------   -----   -------
Columbia Large    0.700%  Less      0.575%  $200 million   0.450%  Net
Cap Growth Fund           than              to $500                assets
                          $200              million                in
                          million                                  excess
                                                                   of $500

Columbia          0.700%  Less      0.650%  $500 million   0.600%  $1        0.550%  $1.5      0.530%  $3        0.510%  Greater
Common Stock              than              to $1 billion          billion           billion           billion           than
Fund                      $500                                     to $1.5           to $3             to $6             $6
                          million                                  billion           billion           billion           billion

Columbia          0.700%  Less      0.650%  $500 million   0.600%  $1        0.550%  $1.5      0.530%  $3        0.510%  Greater
Disciplined               than              to $1 billion          billion           billion           billion           than
Value Fund                $500                                     to $1.5           to $3             to $6             $6
                          million                                  billion           billion           billion           billion

Columbia          0.700%  Less      0.650%  $500 million   0.600%  $1        0.550%  $1.5      0.530%  $3        0.510%  Greater
Dividend                  than              to $1 billion          billion           billion           billion           than
Income Fund               $500                                     to $1.5           to $3             to $6             $6
                          million                                  billion           billion           billion           billion

Columbia Asset    0.650%  Less      0.600%  $500 million   0.550%  $1        0.500%  $1.5      0.480%  $3        0.460%  Greater
Allocation Fund           than              to $1 billion          billion           billion           billion           than
                          $500                                     to $1.5           to $3             to $6             $6
                          million                                  billion           billion           billion           billion

Previously, the Advisor had, with respect to the period from November 1, 2004 to February 9, 2005, waived a portion of its fees, so that it retained fees at the rates shown above.

As of November 1, 2003, the Board of Trustees approved a management fee structure for the Funds, excluding the Small Company Fund, as follows: 0.75% of the first $500 million of average daily net assets, plus 0.70% of the next $500 million of average daily net assets, plus 0.65% of the next $500 million of average daily net assets, plus 0.60% of the next $500 million of average daily net assets, plus 0.55% of average daily net assets in excess of $2 billion. Prior to November 1, 2003, the Advisor was entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of each Fund.

As of November 1, 2003, the management fee structure for the Small Company Fund is as follows: 0.75% of the first $500 million of average daily net assets, plus 0.70% of the next $500 million of average daily net assets, plus 0.65% of average daily net assets in excess of $1 billion.

As of November 1, 2003, the Advisor no longer waives its advisory fees payable to it by the Funds.

Under the administration agreement for each Fund (other than the Growth Fund), the Fund pays the Advisor a monthly fee at the annual rate of 0.067% of the average daily net assets of the Fund. Prior to November 26, 2002, the administration agreement was computed daily and paid monthly at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by Galaxy, 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0525% of the next $9 billion of combined average daily net assets and 0.05% of combined average daily net assets in excess of $30 billion.

Effective November 1, 2004, the Growth Fund pays the Advisor under its administration agreement a fee at the annual rate of 0.10% of the average daily net assets of the Fund. Prior to November 1, 2004, the Growth Fund paid fees under its administration agreement at the rate set forth in the immediately preceding paragraph.

The Advisor is responsible for providing accounting and bookkeeping services to the Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (outsourcing agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the outsourcing agreement.

Under its pricing and bookkeeping agreement with the Funds, the Advisor receives from the Funds an annual fee based on the average daily net assets of each Fund as follows: $25,000 under $50 million; $35,000 of $50 million but less than $200 million; $50,000 of $200 million but less than $500 million; $85,000 of $500 million but less than $1 billion and $125,000 in excess of $1 billion. The annual fees for a Fund with more than 25% in non-domestic assets will be 150% of the annual fees described above. In addition to the above-referenced fees, each Fund pays an additional $10,000 per annum. Notwithstanding the above, for each of the Funds, the Advisor waives fees payable to it under the agreement by $500 per month.

Under the shareholders' servicing and transfer agency fee arrangement between CMS and the Funds, each Fund pays the following fees:

          An annual open account fee of $28 per open account plus a Fund's allocated share of reimbursement for the out-of-pocket expenses of CMS.

Prior to November 1, 2003, the Fund paid a shareholders' servicing and transfer agency fee to CMS as follows:

     -    A new account set up charge of $5.00 per account; plus

     - An account maintenance fee for each open non-networked account of $14.00 per annum and for each networked account in the amount of $100,000 accounts or less of $11.00 per annum and each networked account in the amount of over $100,000 accounts of $8.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

     - An account fee for each closed account in the amount of $100,000 or less of $14.00 per annum and each closed account in the amount of 1 over $100,000 of $11.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

     - The Fund's allocated share of CMS's out-of-pocket expenses reasonably incurred by CMS in performing its duties and responsibilities pursuant to this arrangement.

There is a minimum annual fee per Fund of $5,000.

PFPC Inc. ("PFPC"), located at 4400 Computer Drive, Westborough, Massachusetts 01581-5108, served as the administrator (until July 2002) and transfer and dividend disbursing agent (until July 2002) for the Funds. PFPC also provided pricing and bookkeeping services to the Funds (until July 2002) and continued to provide certain of these pricing and bookkeeping services until November 2002. PFPC is an indirect majority-owned subsidiary of PNC Bank Corp.


                                        j

RECENT FEES PAID TO THE ADVISOR, PFPC AND OTHER SERVICE PROVIDERS (DOLLARS IN THOUSANDS)

The following tables present recent fees paid to the Advisor, PFPC and other service providers by the Funds.

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
ASSET ALLOCATION FUND(A)                          2005            2004              2003(b)            2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                     $3,448             $3,366            $4,135
Administration fee                                                  308                301               362
Bookkeeping fee                                                     149                138               115
Shareholder service and transfer agent fee                          N/A              1,235             1,111
   Transfer Agent fee (A Shares)                                      5                N/A               N/A
   Transfer Agent fee (B Shares)                                      9                N/A               N/A
   Transfer Agent fee (C Shares)                                      1                N/A               N/A
   Transfer Agent fee (G Shares)                                    127                N/A               N/A
   Transfer Agent fee (T Shares)                                    469                N/A               N/A
   Transfer Agent fee (Z Shares)                                    509                N/A               N/A
   Service fee (A Shares)                                             5                  1                 0
   Service fee (B Shares)                                            10                  2                 1
   Service fee (C Shares)                                             1                 (c)              N/A
   Service fee (G Shares)                                           150                180               277
   Service fee (T Shares)                                           576                507               723
   Distribution fee (A Shares)                                      N/A                  0                (c)
   Distribution fee (B Shares)                                       29                  7                 3
   Distribution fee (C Shares)                                        3                  1               N/A
   Distribution fee (G Shares)                                      325                394               613
Fees and expenses waived or reimbursed by
   the Advisor                                                      (12)               (36)              (33)
Fees waived by CMD (Class G)                                          0                  0               (23)
Fees waived by CMS                                                  N/A                  0               (20)

(a) On November 18, 2002, the Galaxy Asset Allocation Fund, Prime A shares were redesignated Class A shares, the Galaxy Asset Allocation Fund, Prime B shares were redesignated Class B shares, the Galaxy Asset Allocation Fund, Retail B shares were redesignated Class G shares and the Galaxy Asset Allocation Fund, Retail A shares were redesignated Class T shares. Class C shares were initially offered on November 18, 2002.

(b) The Asset Allocation Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c)  Rounds to less than one.


                                        k

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
GROWTH FUND(A)                                    2005            2004              2003(b)            2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                     $7,132             $6,438            $9,319
Administration fee                                                  657                575               816
Bookkeeping fee                                                     112                 87               132
Shareholder service and transfer agent fee                          N/A              1,942               872
   Transfer Agent fee (A Shares)                                      6                N/A               N/A
   Transfer Agent fee (B Shares)                                      5                N/A               N/A
   Transfer Agent fee (C Shares)                                      1                N/A               N/A
   Transfer Agent fee (G Shares)                                    120                N/A               N/A
   Transfer Agent fee (T Shares)                                    490                N/A               N/A
   Transfer Agent fee (Z Shares)                                  1,302                N/A               N/A
   Service fee (A Shares)                                             8                  1                 0
   Service fee (B Shares)                                             6                  1               684
   Service fee (C Shares)                                             2                502               N/A
   Service fee (G Shares)                                           160                166               252
   Service fee (T Shares)                                           718                622                 0
   Distribution fee (A Shares)                                      N/A                  0                 1
   Distribution fee (B Shares)                                       18                  4                 2
   Distribution fee (C Shares)                                        5                  2               N/A
   Distribution fee (G Shares)                                      346                359               558
Fees and expenses waived or reimbursed by
   the Advisor                                                      (21)              (200)             (541)
Fees waived by CMD (Class G)                                        N/A                  0               (26)
Fees waived by CMS                                                  N/A                  0               (90)

(a) On November 18, 2002, the Galaxy Equity Growth Fund, Prime A shares were redesignated Class A shares., the Galaxy Equity Growth Fund, Prime B shares were redesignated Class B shares, the Galaxy Equity Growth Fund, Retail B shares were redesignated Class G shares and the Galaxy Equity Growth Fund, Retail A shares were redesignated Class T shares. Class C shares were initially offered on November 18, 2002.

(b) The Equity Growth Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c)  Rounds to less than one.


                                        l

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
VALUE FUND                                        2005            2004              2003(a)            2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                     $3,109             $2,267            $2,892
Administration fee                                                  278                202               253
Bookkeeping fee                                                      57                 53                64
Shareholder service and transfer agent fee                          N/A                675               481
   Transfer Agent fee (A Shares)                                      3                N/A               N/A
   Transfer Agent fee (B Shares)                                      2                N/A               N/A
   Transfer Agent fee (C Shares)                                     (g)               N/A               N/A
   Transfer Agent fee (G Shares)                                     21                N/A               N/A
   Transfer Agent fee (T Shares)                                    252                N/A               N/A
   Transfer Agent fee (Z Shares)                                    464                N/A               N/A
   Service fee (A Shares)                                             4                  1                (b)
   Service fee (B Shares)                                             4                 (g)               (c)
   Service fee (C Shares)                                             1                 (g)               (d)
   Service fee (G Shares)(e)                                         29                 41                71
   Service fee (T Shares)(f)                                        409                329                 0
   Distribution fee (B Shares)                                       11                  1                (c)
   Distribution fee (C Shares)                                        2                 (g)               (d)
   Distribution fee (G Shares)(e)                                    62                 89               160
Fees and expenses waived or reimbursed by
   the Advisor                                                        0                  0                (6)
Fees waived by CMD (Class G)                                        N/A                  0                 0
Fees waived by CMS                                                  N/A                (59)                0

(a) The Value Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b)  Class A shares were initially offered on November 25, 2002.

(c)  Class B shares were initially offered on November 25, 2002.

(d)  Class C shares were initially offered on November 25, 2002.

(e) On November 25, 2002, the Galaxy Equity Value Fund, Retail B shares were redesignated Class G shares.

(f) On November 25, 2002, the Galaxy Equity Value Fund, Retail A shares were redesignated Class T shares.

(g)  Rounds to less than one.


                                        m

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
COMMON STOCK FUND(A)                              2005            2004             2003(b)             2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                     $3,150             3,311             $5,470
Advisory fee waiver                                                 N/A               N/A               (115)
Administration fee                                                  281               297                479
Bookkeeping fee                                                      57               N/A                N/A
Shareholder service and transfer agent fee                          N/A                13                667
   Transfer Agent fee (A Shares)                                     20               N/A                N/A
   Transfer Agent fee (B Shares)                                      7               N/A                N/A
   Transfer Agent fee (C Shares)                                      1               N/A                N/A
   Transfer Agent fee (G Shares)                                     66               N/A                N/A
   Transfer Agent fee (T Shares)                                    424               N/A                N/A
   Transfer Agent fee (Z Shares)                                    354               N/A                N/A
   Distribution fee (Class A )                                      N/A               N/A                 (c)
   Distribution fee (Class B)                                        24                 4                  1
   Distribution fee (Class G)                                       156               208                290
   Distribution fee (Class C)                                         3                 1                N/A
   Service fee (Class A)                                             23               N/A                N/A
   Service fee (Class B)                                              8                 1                 (c)
   Service fee (Class G)                                             71                95                130
   Service fee (Class C)                                              1                (c)               N/A
   Service fee (Class T)                                            575               484                N/A
Fees waived by CMS                                                  N/A                 0                  0
(Class A)                                                            (c)              N/A                N/A
(Class B)                                                            (c)              N/A                N/A
(Class C)                                                           (cg)              N/A                N/A
(Class T)                                                            (6)              N/A                N/A
(Class G)                                                            (5)              N/A                N/A
(Class Z)                                                            (6)              N/A                N/A

(a) On November 18, 2002, the Galaxy Common Stock Fund, Prime A shares were redesignated Class A shares, the Galaxy Common Stock Fund, Prime B shares were redesignated Class B shares, the Galaxy Common Stock Fund, Retail B shares were redesignated Class G shares and the Galaxy Common Stock Fund, Retail A shares were redesignated Class T shares. Class C shares were initially offered on November 18, 2002.

(b) The Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c)  Rounds to less than one.


                                        n

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
SMALL CAP FUND                                    2005            2004             2003(a)             2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                    $10,191             $5,236            $4,741
Administration fee                                                  970                468               415
Bookkeeping fee                                                     139                 87               105
Shareholder service and transfer agent fee                          N/A                731               316
   Transfer Agent fee (A Shares)                                    163                N/A               N/A
   Transfer Agent fee (B Shares)                                     32                N/A               N/A
   Transfer Agent fee (C Shares)                                     50                N/A               N/A
   Transfer Agent fee (G Shares)                                     12                N/A               N/A
   Transfer Agent fee (T Shares)                                    148                N/A               N/A
   Transfer Agent fee (Z Shares)                                    937                N/A               N/A

   Service fee (A shares)(b)                                        427                 38                 0
   Service fee (B shares)(c)                                         82                  8                (g)
   Service fee (C shares)                                           130                  6                (d)
   Service fee (G shares)(e)                                         34                 26                24
   Service fee (T shares)(f)                                        453                319
   Distribution fee (A Shares)(b)                                   N/A                  0                (g)
   Distribution fee (B Shares)(c)                                   247                 23                 2
   Distribution fee (C shares)                                      390                 19                (d)
   Distribution fee (G Shares)(e)                                    73                 57                54
Fees and expenses waived or reimbursed by
   the Advisor                                                      (29)              (121)              (66)

(a) The Small Cap Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) On November 18, 2002, the Galaxy Small Cap Value Fund, Prime A shares were redesignated Class A shares.

(c) On November 18, 2002, the Galaxy Small Cap Value Fund, Prime B shares were redesignated Class B shares.

(d)  Class C shares were initially offered on November 18, 2002.

(e) On November 18, 2002, the Galaxy Small Cap Value Fund, Retail B shares were redesignated Class G shares.

(f) On November 18, 2002, the Galaxy Small Cap Value Fund, Retail A shares were redesignated Class T shares.

(g)  Rounds to less than one.


                                        o

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
SMALL COMPANY FUND                                2005            2004             2003(a)             2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                     $3,023             $2,185            $2,956
Administration fee                                                  270                195               257
Bookkeeping fee                                                      59                 54                70
Shareholder service and transfer agent fee                          N/A                789               201
   Transfer Agent fee (A Shares)                                      3                N/A               N/A
   Transfer Agent fee (B Shares)                                      2                N/A               N/A
   Transfer Agent fee (C Shares)                                      1                N/A               N/A
   Transfer Agent fee (G Shares)                                     19                N/A               N/A
   Transfer Agent fee (T Shares)                                    174                N/A               N/A
   Transfer Agent fee (Z Shares)                                    616                N/A               N/A

   Service fee (A shares)(b)                                          4                 (c)               (d)
   Service fee (B shares)(f)                                          3                 (c)               (e)
   Service fee (C shares)(g)                                          1                 (c)                0
   Service fee (G shares)(h)                                         18                 22                41
   Service fee (T shares)(i)                                        221                156                 0

   Distribution fee (B shares)(f)                                     8                 (c)               (e)
   Distribution fee (C shares)(g)                                     3                 (c)                0
   Distribution fee (G shares)(h)                                    39                 48                91
Fees and expenses waived or reimbursed
   by the Advisor                                                   N/A
                                                                                         0               (58)
Fees waived by CMD (G shares)                                       N/A                  0                (3)
Fees waived by CMS                                                  N/A                (26)              (22)
(Class A)                                                            (c)               N/A               N/A
(Class B)                                                            (c)               N/A               N/A
(Class C)                                                            (c)               N/A               N/A
(Class T)                                                           (14)               N/A               N/A
(Class G)                                                            (c)               N/A               N/A
(Class Z)                                                           (22)               N/A               N/A

(a) The Small Company Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) On November 18, 2002, the Galaxy Small Company Equity Fund, Prime A shares were redesignated Class A shares.

(c)  Rounds to less than one.

(d)  Prime A shares were not offered during the period.

(e)  Prime B shares were not offered during the period.

(f) On November 18, 2002, the Galaxy Small Company Equity Fund, Prime B shares were redesignated Class B shares.

(g)  Class C shares were initially offered on November 18, 2002.

(h) On November 18, 2002, the Galaxy Small Company Equity Fund, Retail B shares were redesignated Class G shares.

(i) On November 18, 2002, the Galaxy Small Company Equity Fund l Retail A shares were redesignated Class T shares.


                                        p

                                               Year ended      Year ended    Eleven months ended    Year Ended
                                             September 30,   September 30,      September 30,      October 31,
DIVIDEND FUND                                     2005            2004             2003(a)             2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                    $1,489             $1,227             $ 381
Advisory fee waiver                                                (59)                (4)             (102)
Bookkeeping Fee                                                     48                 41                40
Administration fee                                                 133                109                33
Shareholder service and transfer agent fee                         N/A                N/A                24
   Transfer Agent fee (A Shares)                                     8                N/A               N/A
   Transfer Agent fee (B Shares)                                    10                N/A               N/A
   Transfer Agent fee (C Shares)                                     2                N/A               N/A
   Transfer Agent fee (G Shares)                                    21                N/A               N/A
   Transfer Agent fee (T Shares)                                   237                N/A               N/A
   Transfer Agent fee (Z Shares)                                   152                N/A               N/A

   Distribution fee (Class A Shares)                               N/A                  0                (d)
   Distribution fee (Class B Shares)                                36                  2                (d)
   Distribution fee (Class C Shares)                                 8                 (e)               (d)
   Distribution fee (Class G Shares)(c)                             52                 61                16
   Service Fee (Class A)                                            10
   Service fee (Class B Shares)                                     12                 (e)               (d)
   Service fee (Class C Shares)                                      3                 (e)               (d)
   Service fee (Class T Shares)(b)                                 306                246               N/A
   Service fee (Class G Shares) (c)                                 24                 28                 7
Fees waived by CMD (G Shares)                                       (e)                 0                (e)
Fees waived by CMS                                                 N/A                 (e)               (4)
(Class A)                                                           (e)               N/A               N/A
(Class B)                                                           (e)               N/A               N/A
(Class C)                                                           (e)               N/A               N/A
(Class T)                                                          (12)               N/A               N/A
(Class G)                                                           (e)               N/A               N/A
(Class Z)                                                          (11)               N/A               N/A

(a) The Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) On November 25, 2002, the Fund's Retail A shares were redesignated Class T shares.

(c) On November 25, 2002, the Fund's Retail B shares were redesignated Class G shares.

(d)  Classes A, B and C shares were initially offered on November 25, 2002.

(e)  Rounds to less than one.


                                        q

Fleet Bank, an affiliate of the former FleetBoston Financial Corporation, was paid a fee for Sub-Account Services performed with respect to Trust Shares of the Funds held by defined contribution plans. Pursuant to an agreement between Fleet Bank and PFPC, Fleet Bank was paid $21.00 per year for each defined contribution plan participant account. For the fiscal year ended October 31, 2002, Fleet Bank received $2,555,258 for Sub-Account Services. PFPC bore this expense directly, and shareholders of Trust Shares of the Predecessor Funds bore this expense indirectly through fees paid to PFPC for transfer agency services.

BROKERAGE COMMISSIONS (DOLLARS IN THOUSANDS)

For the fiscal yeasr ended September 30, 2005 and September 30, 2004, the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002, the Funds paid brokerage commissions as shown in the tables below. During the fiscal year ended September 30, 2004, certain Funds effected a portion of their portfolio transactions through Fleet Securities, Inc. and Banc of America Securities. During the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002, certain Funds effected a portion of their portfolio transactions through Quick & Reilly Institutional Trading ("Quick & Reilly"), a division of the former Fleet Securities, Inc., which was an affiliate of the Advisor, and Robertson Stephens Inc. ("Robertson Stephens"), which also was an affiliate of the Advisor.

The table below discloses (1) the aggregate amount of commissions paid to Fleet Securities, Inc. and Banc of America Securities by the Funds during the fiscal year ended September 30, 2005, (2) the aggregate amount of commissions paid to Quick & Reilly and Robertson Stephens by the Funds during the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002, (3) the percentage of each Fund's aggregate brokerage commissions for the fiscal year ended September 30, 2004 that was paid to Fleet Securities, Inc. and Banc of America Securities; (4) the percentage of each Fund's aggregate brokerage commissions for the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002, that was paid to Quick & Reilly and Robertson Stephens,
(5) the percentage of each Fund's aggregate dollar amount of transactions that involved payment of commissions that was effected through Fleet Securities, Inc. and Banc of America Securities during the fiscal year ended September 30, 2004 and (6) the percentage of each Fund's aggregate dollar amount of transactions that involved payment of commissions that was effected through Quick & Reilly and Robertson Stephens during the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002.

In addition, the table below discloses the soft dollar commissions paid by the Funds during the fiscal years ended September 30, 2005 and September 30, 2004, the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002.

                                                                       Year ended     Year ended   Eleven months ended   Year ended
                                                                     September 30,  September 30,     September 30,     October 31,
ASSET ALLOCATION FUND                                                     2005           2004            2003(a)            2002
-------------------------------------------------------------------  -------------  -------------  -------------------  -----------
Total commissions                                                                       $ 547             $1,013           $438
Soft dollar commissions                                                                    67                 18            100
Aggregate commissions to Quick & Reilly and Robertson Stephens                             (b)                 0              0
% of aggregate commissions to Quick & Reilly and Robertson Stephens                        (b)              0.00%          0.00%
% of aggregate commission transactions effected through Quick &
   Reilly and Robertson Stephens                                                           (b)              0.00%          0.00%
% of aggregate commissions to Banc of America Securities                                 0.22%                (b)            (b)
% of aggregate commissions transactions effected through Banc of                         0.24%                (b)            (b)
   America Securities

(a) The Asset Allocation Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

                                                                       Year ended     Year ended   Eleven months ended  Year ended
                                                                     September 30,  September 30,     September 30,     October 31,
GROWTH FUND                                                               2005           2004            2003(a)            2002
-------------------------------------------------------------------  -------------  -------------  -------------------  -----------
Total commissions                                                                      $3,739             $ 902            $1,925
Soft dollar commissions                                                                   615                73               123
Aggregate commissions to Quick & Reilly and Robertson Stephens                             (b)                0                 0
% of aggregate commissions to Quick & Reilly and Robertson Stephens                        (b)             0.00%             0.00%
% of aggregate commission transactions effected through Quick &
   Reilly and Robertson Stephens                                                           (b)             0.00%             0.00%


                                        r

                                                             Year ended      Year ended    Eleven months ended    Year ended
                                                           September 30,   September 30,      September 30,      October 31,
GROWTH FUND                                                     2005            2004             2003(a)             2002
--------------------------------------------------------   -------------   -------------   -------------------   -----------
% of aggregate commissions to Fleet Securities, Inc.                           0.00%               (b)               (b)
% of aggregate commissions transactions effected through
   Fleet Securities, Inc.                                                      0.00%               (b)               (b)
% of aggregate commissions to Banc of America Securities                       0.14%               (b)               (b)
% of aggregate commissions transactions effected through
Banc of America Securities                                                     0.25%               (b)               (b)

(a) The Growth Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

                                                             Year ended      Year ended    Eleven months ended    Year ended
                                                           September 30,   September 30,      September 30,      October 31,
VALUE FUND                                                      2005            2004             2003(a)             2002
--------------------------------------------------------   -------------   -------------   -------------------   -----------
Total commissions                                                             $  516             $  264            $1,515
Soft dollar commissions                                                           16                 20               405
Aggregate commissions to Quick & Reilly and Robertson
   Stephens                                                                       (b)                 0                 0
% of aggregate commissions to Quick & Reilly and
   Robertson Stephens                                                             (b)              0.00%             0.00%
% of aggregate commission transactions effected through
   Quick & Reilly and Robertson Stephens                                          (b)              0.00%             0.00%
Aggregate commissions to Fleet Securities, Inc.                                5,964                 19               N/A
% of aggregate commissions to Fleet Securities, Inc.                            1.83%              7.26%              N/A
% of aggregate commission transactions effected through
   Fleet Securities, Inc.                                                       0.61%             13.67%              N/A
Aggregate commissions to Banc of America Securities.                               0                 19               N/A
% of aggregate commissions to Banc of America Securities                        0.14%                (b)               (b)
% of aggregate commissions transactions effected through
   Banc of America Securities                                                   0.25%                (b)               (b)

(a) The Value Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

                                                             Year ended      Year ended    Eleven months ended    Year ended
                                                           September 30,   September 30,      September 30,      October 31,
COMMON STOCK FUND                                               2005            2004             2003(a)             2002
--------------------------------------------------------   -------------   -------------   -------------------   -----------
Total commissions                                                             $1,057              $ 948             $ 609
Soft dollar commissions                                                          127                105                25
Aggregate commissions to Quick & Reilly and Robertson
   Stephens                                                                       (b)                 0                 0
% of aggregate commissions to Quick & Reilly and
   Robertson Stephens                                                             (b)              0.00%             0.00%
% of aggregate commission transactions effected through
   Quick & Reilly and Robertson Stephens                                          (b)              0.00%             0.00%
Aggregate commissions to Fleet Securities                                          0                281                (b)
% of aggregate commissions to Fleet Securities                                  0.00%              6.38%               (b)
% of aggregate commissions transactions effected through
   Fleet Securities, Inc.                                                       0.00%              0.00%               (b)
Aggregate commissions to Banc of America Securities                                0                 (b)               (b)
% of aggregate commissions to Banc of America Securities                        0.00%                (b)               (b)
% of aggregate commissions transactions effected through
   Banc of America Securities                                                      0%                (b)               (b)


                                        s

(a) The Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

                                                             Year ended      Year ended    Eleven months ended    Year ended
                                                           September 30,   September 30,      September 30,      October 31,
SMALL CAP FUND                                                  2005            2004             2003(a)             2002
--------------------------------------------------------   -------------   -------------   -------------------   -----------
Total commissions                                                             $2,514             $1,247            $1,209
Soft dollar commissions                                                           46                  0                 0
Aggregate commissions to Quick & Reilly and Robertson
   Stephens                                                                       (b)                 0                 0
% of aggregate commissions to Quick & Reilly and
   Robertson Stephens                                                             (b)              0.00%             0.00%
% of aggregate commission transactions effected through
   Quick & Reilly and Robertson Stephens                                          (b)              0.00%             0.00%

(a) The Small Cap Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

                                                             Year ended      Year ended    Eleven months ended    Year ended
                                                           September 30,   September 30,      September 30,      October 31,
SMALL COMPANY FUND                                              2005            2004             2003(a)             2002
--------------------------------------------------------   -------------   -------------   -------------------   -----------
SMALL COMPANY FUND
Total commissions                                                              $1,058             $2,550            $1,839
Soft dollar commissions                                                            72                  5                12
Aggregate commissions to Quick & Reilly and Robertson
   Stephens                                                                        (b)                 0                 0
% of aggregate commissions to Quick & Reilly and
   Robertson Stephens                                                              (b)              0.00%             0.00%
% of aggregate commission transactions effected through
   Quick & Reilly and Robertson Stephens                                           (b)              0.00%             0.00%

(a) The Small Company Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.


                                        t

                                                                       Year ended     Year ended   Eleven months ended   Year ended
                                                                     September 30,  September 30,     September 30,     October 31,
DIVIDEND FUND                                                             2005           2004            2003(a)            2002
-------------------------------------------------------------------  -------------  -------------  -------------------  -----------
Total commissions                                                                        $158            $  76             $ 224
Soft dollar commissions                                                                  $ 24                1                 2
Aggregate commissions to Quick & Reilly and Robertson Stephens                             (b)               0                 0
% of aggregate commissions to Quick & Reilly and Robertson Stephens                        (b)               0%             0.00%
% of aggregate commission transactions effected through Quick &
   Reilly and Robertson Stephens                                                           (b)               0%             0.00%
Aggregate commissions to Fleet Securities                                                   0               21               N/A
% of aggregate commissions to Fleet Securities                                              0%            0.29%              N/A

(a)  Quick & Reilly and Robertson Stephens are no longer used for transactions.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

The Trust is required to identify any securities of its "regular brokers or dealers" that the Funds have acquired during their most recent fiscal year. At September 30, 2005, the Funds held securities of their regular brokers or dealers as set forth below:

ASSET ALLOCATION FUND

          Broker/Dealer      Value
          [___________]   [_________]

VALUE FUND

          Broker/Dealer      Value
          [___________]   [_________]

DIVIDEND FUND

          Broker/Dealer      Value
          [___________]   [_________]

COMMON STOCK FUND

          Broker/Dealer      Value
          [___________]   [_________]

GROWTH FUND

          Broker/Dealer      Value
          [___________]   [_________]

SMALL COMPANY FUND

          Broker/Dealer      Value
          [___________]   [_________]

TRUSTEES AND TRUSTEES' FEES

Fund Complex consists of the following funds:


                                        u

The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia Funds Trust VII, the series of Liberty Variable Investment Trust and 8 closed-end or interval management investment company portfolios (the "Liberty Funds").

The series of Columbia Funds Trust VIII, the series of Columbia Funds Trust IX, the series of Columbia Funds Trust XI and the series of SteinRoe Variable Investment Trust (the "Stein Roe Funds").

Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (the "All-Star Funds").

Columbia Management Multi-Strategy Hedge Fund, LLC.

Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust (the "Columbia Funds").

The series of The Galaxy Funds (the "Galaxy Funds").

The series of Columbia Acorn Trust and the series of Wanger Advisors Trust (the "Acorn Funds" and "WAT Funds," respectively).

The Advisor or its affiliates pay the compensation of all the officers of the funds in the Fund Complex advised by the Advisor, including the Trustees who are affiliated with the Advisor. For the fiscal year ended _____________, 2005 and the calendar year ended December 31, 2004, the Trustees received the following compensation for serving as Trustees:

                                               Aggregate      Total Compensation from
                            Pension or       Compensation        the Columbia Fund
                            Retirement       from the Fund      Complex Paid to the
                         Benefits Accrued   for the Fiscal   Trustees for the Calendar
                            as Part of        Year ended             Year Ended
Trustee                 Fund Expenses (b)    _______, 2005     December 31, 2004 (a)
---------------------   -----------------   --------------   -------------------------
Douglas A. Hacker             [___]            [___]                  115,500
Janet Langford Kelly          [___]            [___]                  101,500
Richard W. Lowry              [___]            [___]                  128,150
                              [___]            [___]
William E. Mayer              [___]            [___]                  133,150
Charles R. Nelson             [___]            [___]                  155,073
John J. Neuhauser             [___]            [___]                  143,568
Patrick J. Simpson            [___]            [___](e)                64,234
Thomas Stitzel                [___]            [___]                  103,500
Thomas C. Theobald(c)         [___]            [___]                  110,250
Anne-Lee Verville(d)          [___]            [___]                  128,250
Richard L. Woolworth          [___]            [___]                   64,234

(a) As of December 31, 2004, the Fund Complex consisted of 127 open-end and 11 closed-end management investment company portfolios.

(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(c) During the fiscal year ended _________, 2005, and the calendar year ended December 31, 2004, Mr. Theobald deferred $_____ of his compensation from the Fund and $90,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Theobald's account under that plan was $157,328.

(d) During the fiscal year ended ____________, 2005, and the calendar year ended December 31, 2004, Ms. Verville deferred $_____ of her compensation from the Fund and $55,000 of her total compensation from the Fund Complex, pursuant to the deferred compensation plan. At December 31, 2004, the value of Ms. Verville's account under that plan was $653,275.

(e) During the fiscal year ended __________, 2005, Mr. Simpson deferred $_______ of his compensation from the Fund pursuant to the deferred compensation plan. During the calendar year ended December 31, 2004, Mr. Simpson deferred $129,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Simpson's account under that plan was $ 143,646.

ROLE OF THE BOARD OF TRUSTEES

The Trustees of the Funds are responsible for the overall management and supervision of the Fund's affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with service providers for the Fund and review the Fund's performance. The Trustees have created several committees to perform specific functions for the Fund. Mr. Theobald was elected Chairman of the Board of Trustees of the Liberty Funds, Stein Roe Funds and Columbia Funds effective December, 2003.

AUDIT COMMITTEE

Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board of Trustees of the Funds. Prior to October 2003, Ms. Verville and Messrs. Hacker, Nelson and Neuhauser were members of the Audit Committee of the Board of Trustees of the Fund. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Funds and certain service providers. For the period October 1, 2004 through September 30, 2005, the Audit Committee convened [ ] times.

GOVERNANCE COMMITTEE

Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald were members of the Governance Committee of the Board of Trustees of the Fund. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Funds. For the period October 1, 2004 through September 30, 2005, the Governance Committee convened [___] times.

ADVISORY FEES & EXPENSES COMMITTEE

Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald were members of the Advisory Fees and Expenses Committee of the Board of Trustees of the Fund. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. For the period October 1, 2004 through September 30, 2005, the Advisory Fees & Expenses Committee convened [___] times.

COMPLIANCE COMMITTEE

Ms. Kelly, Messrs. Nelson and Simpson and Ms. Verville are members of the Compliance Committee of the Board of Trustees of the Funds. Prior to August 10, 2004, Ms. Kelly, Mr. Nelson and Ms. Verville were members of the Compliance Committee of the Board of Trustees of the Funds. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Trust. The Committee uses legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Trust's investment adviser, principal underwriter and transfer agent. For the fiscal year ended September 30, 2005, the Compliance Committee convened [___] times.

INVESTMENT OVERSIGHT COMMITTEES

Beginning in 2004, each Trustee of the Funds also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Columbia Funds Complex and gives particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Complex in which they review:

     IOC #1: Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing Funds in the following asset categories: Large Growth Diversified, Large Growth Concentrated, Small Growth, Outside Managed (i.e., sub-advised), Municipal and Bank Loan.

     IOC #2: Messrs. Hacker and Ms. Verville are responsible for reviewing Funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed Income - Multi Sector and Fixed Income - Core and Young Investor.


                                        w

     IOC #3: Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing Funds in the following asset categories: Large Value, Mid Cap Value, Small Value, Asset Allocation, High Yield and Money Market.

     IOC #4: Messrs. Nelson, Simpson and Woolworth are responsible for reviewing Funds in the following asset categories:
               Large/Multi-Cap Blend, Mid Cap Growth, Small Growth, Asset Allocation, Specialty Equity, Taxable Fixed Income.

SHARE OWNERSHIP

The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004 (i) in each Fund and (ii) in the Funds in the Columbia Funds Complex.

                          Dollar Range of Equity   Dollar Range of Equity   Dollar Range of Equity   Dollar Range of Equity
                         Securities Owned in the     Securities Owned in      Securities Owned in      Securities Owned in
    Name of Trustee       Asset Allocation Fund        the Growth Fund          the Value Fund        the Common Stock Fund
----------------------   -----------------------   ----------------------   ----------------------   ----------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                   $0                       $0                       $0                       $0
Janet Langford Kelly                $0                       $0                       $0                       $0
Richard W. Lowry                    $0                       $0                       $0                       $0
   Charles R. Nelson         $50,001-$100,000                $0                       $0                       $0
John J. Neuhauser                   $0                       $0                       $0                       $0
Patrick J. Simpson                  $0                       $0                       $0                       $0
Thomas E. Stitzel                   $0                       $0                       $0                       $0
Thomas C. Theobald                  $0                       $0                $10,001 - $50,000               $0
Anne-Lee Verville                   $0                       $0                       $0                       $0
Richard L. Woolworth                $0                       $0                       $0                       $0

INTERESTED TRUSTEES
William E. Mayer                    $0                       $0                       $0                       $0

                          Dollar Range of Equity   Dollar Range of Equity   Dollar Range of Equity
                         Securities Owned in the     Securities Owned in      Securities Owned in
    Name of Trustee           Small Cap Fund       the Small Company Fund      the Dividend Fund
----------------------   -----------------------   ----------------------   ----------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                   $0                       $0                       $0
Janet Langford Kelly                $0                       $0                       $0
Richard W. Lowry                    $0                       $0                       $0
Charles R. Nelson                   $0                       $0                       $0
John J. Neuhauser                   $0                       $0                       $0
Patrick J. Simpson                  $0                       $0                       $0
Thomas E. Stitzel                   $0                       $0                       $0
Thomas C. Theobald                  $0                       $0                       $0
Anne-Lee Verville                   $0                       $0                       $0
Richard L. Woolworth                $0                       $0                       $0

INTERESTED TRUSTEES
William E. Mayer                    $0                       $0                       $0

                         Aggregate Dollar Range of Equity Securities
                          Owned in All Funds Overseen by Trustee in
    Name of Trustee                 Columbia Funds Complex
----------------------   -------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                       Over $100,000
Janet Langford Kelly                    Over $100,000
Richard W. Lowry                        Over $100,000
Charles R. Nelson                       Over $100,000
John J. Neuhauser                       Over $100,000
Patrick J. Simpson                      Over $100,000
Thomas E. Stitzel                       Over $100,000
Thomas C. Theobald                      Over $100,000
Anne-Lee Verville                             $0
Richard L. Woolworth                    Over $100,000
INTERESTED TRUSTEES
William E. Mayer                      $50,001 - $100,000

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Fund's portfolio managers managed as of May 31, 2005.

                      OTHER SEC-REGISTERED
                    OPEN-END AND CLOSED-END   OTHER POOLED INVESTMENT
PORTFOLIO MANAGER            FUNDS                    VEHICLES            OTHER ACCOUNTS
-----------------   -----------------------   -----------------------   ------------------
                       Number of                 Number of              Number of
                        accounts   Assets         accounts   Assets      accounts   Assets
                       ---------   ------        ---------   ------     ---------   ------
Name[*]
Name
Name

[* Information for Mr./Ms. [___], who began managing the Predecessor Fund after its fiscal year end, is as of [recent practicable date].]

See "Management--Portfolio Transactions--Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how the Adviser addresses potential conflicts of interest resulting from an individual's management of more than one account.

OWNERSHIP OF SECURITIES

The table below shows the dollar ranges of shares of the Predecessor Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio managers listed above at the end of the Predecessor Fund's most recent fiscal year:

                    Dollar  Range  of  Equity  Securities  in the  Fund
Portfolio Manager                    Beneficially Owned
-----------------   ---------------------------------------------------
Name[*]

[* Information for Mr./Ms. [___], who began managing the Fund after its most recent fiscal year end, is as of [recent practicable date].]


                                        y

COMPENSATION

As of the Predecessor Fund's most recent fiscal year end, the portfolio managers received all of their compensation from the Adviser and its parent company, Columbia Management Group, in the form of salary, bonus, stock options and restricted stock. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmark[s] noted below, emphasizing the manager's three- and five-year performance. The Adviser may also consider the portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall business performance.

PORTFOLIO MANAGER             PERFORMANCE BENCHMARK
---------------------------   ---------------------
[Name of Portfolio Manager]   [Benchmark]

The size of the overall bonus pool each year is determined by Columbia Management Group and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser's profitability for the year, which is influenced by assets under management.

OWNERSHIP OF THE FUNDS

As of record on December 31, 2005, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of the Funds.

As of record on December 31, 2005, the following shareholders of record owned 5% or more of the shares of the classes of the Funds noted below:

COLUMBIA ASSET ALLOCATION FUND

                                            Percent of
    Shareholder (name and address)       Class Total (%)
--------------------------------------   ---------------
CLASS Z SHARES

GALES & CO                                     6.16
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                     9.00
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

CLASS C SHARES

CITIGROUP GLOBAL MARKETS, INC.                 6.91
333 W 34TH ST
NEW YORK NY 10001-2402

AMERICAN ENTERPRISE INVESTMENT SVCS            9.45
PO BOX 9446
MINNEAPOLIS MN 55440-9446

AMERICAN ENTERPRISE INVESTMENT SVCS            6.69
PO BOX 9446
MINNEAPOLIS MN 55440-9446


                                        z

COLUMBIA DISCIPLINED VALUE FUND

                                            Percent of
    Shareholder (name and address)       Class Total (%)
--------------------------------------   ---------------
CLASS A SHARES

COLUMBIA MANAGEMENT ADVISORS INC               5.63
245 SUMMER ST FL 3
BOSTON MA 02210-1129

PERSHING LLC                                  18.26
P.O. BOX 2052
JERSEY CITY NJ 07303-2052

CLASS Z SHARES

GALES & CO                                    24.60
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                    42.67
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                    14.62
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

CLASS C SHARES

NFSC                                           9.80
FBO JOHN BOLES
603 W OJAI AVE
OJAI CA 93023-3732

MERRILL LYNCH PIERCE FENNER & SMITH           26.68
FOR THE SOLE BENEFIT OF  ITS CUSTOMERS
4800 DEER LAKE DR E FL 3
JACKSONVILLE FL 32246-6484

FIRST CLEARING LLC                             8.76
20 SLEEPY HOLLOW DRIVE
MONROE CT 06468-1652

COLUMBIA INTERNATIONAL EQUITY FUND

                                            Percent of
    Shareholder (name and address)       Class Total (%)
--------------------------------------   ---------------
CLASS A SHARES


                                       aa

UBS FINANCIAL SERVICES INC. FBO                 8.82
MICHAEL PAPPAS
GRACE PAPPAS JTWROS
35 MEADOW LN
MANCHESTER CT 06040-5545

F JAMES SHURTLEFF                              22.37
PO BOX 149
OGDENSBURG NY 13669-0149

CLASS Z SHARES

GALES & CO                                     27.91
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                     10.40
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                     58.41
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

CLASS C SHARES

NFSC                                            6.46
FBO J TIMOTHY STEBBINS
2106 ALYSSA JADE DR
HENDERSON NV 89052-7124

FIRST CLEARING LLC                             12.28
10300 AMBERSIDE COURT
ROSWELL GA 30076-3755

PRIMEVEST FINANCIAL SERVICES FBO                8.21
BRIAN L POTTER
P O BOX 283
400 1ST ST S STE 300
SAINT CLOUD MN 56301-3661

PRIMEVEST FINANCIAL SERVICES FBO                5.79
LESLIE ARENDALE
P O BOX 283
400 1ST ST S STE 300
SAINT CLOUD MN 56301-3661


                                       bb

A G EDWARDS & SONS INC FBO                                 26.16
ELIZABETH WOLF PAULES
1 N JEFFERSON AVE
SAINT LOUIS MO 63103-2205

LPL FINANCIAL SERVICES                                      6.34
9785 TOWNE CENTRE DR
SAN DIEGO CA 92121-1968

LPL FINANCIAL SERVICES                                      8.39
9785 TOWNE CENTRE DR
SAN DIEGO CA 92121-1968

LPL FINANCIAL SERVICES                                      5.76
9785 TOWNE CENTRE DR
SAN DIEGO CA 92121-1968

COLUMBIA SMALL CAP FUND

                                                         Percent of
Shareholder (name and address)                        Class Total (%)
------------------------------                        ---------------
CLASS Z SHARES

GALES & CO
FLEET INVESTMENT SERVICES                                  22.57
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO
FLEET INVESTMENT SERVICES                                  28.21
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO
FLEET INVESTMENT SERVICES                                  11.90
159 E MAIN ST
ROCHESTER NY 14638-0001

BANK OF AMERICA NA                                          8.18
411 N AKARD ST
DALLAS TX 75201-3307

CLASS C SHARES

CITIGROUP GLOBAL MARKETS, INC.                              5.02
333 W 34TH ST
NEW YORK NY 10001-2402

MERRILL LYNCH PIERCE FENNER & SMITH                         6.55


                                       cc

FOR THE SOLE BENEFIT OF
ITS CUSTOMERS

4800 DEER LAKE DR E FL 3
JACKSONVILLE FL 32246-6484

CLASS A SHARES

CHARLES SCHWAB & CO INC                                    32.05
SPECIAL CUSTODY ACCT FOR EXCLUSIVE
OF CUSTOMERS
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4122

CLASS T SHARES

CHARLES SCHWAB & CO INC                                    19.80
SPECIAL CUSTODY ACCT FOR EXCLUSIVE
OF CUSTOMERS
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4122

COLUMBIA SMALL COMPANY EQUITY FUND

                                                         Percent of
Shareholder (name and address)        Share Balance   Class Total (%)
------------------------------        -------------   ---------------
CLASS A SHARES

FLEET NATIONAL BANK                                        26.35
FBO BRISTOL HOSPITAL
PO BOX 92750
ROCHESTER NY 14692-8850

CLASS Z SHARES

GALES & CO                                                 32.09
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                                  6.14
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                                  9.38
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

AMVESCAP NATIONAL TRUST CO AS AGENT                        42.47
FOR FLEET NATIONAL BANK FBO


                                       dd

FLEETBOSTON FINANCIALSAVINGS PLUS
PO BOX 105779
ATLANTA GA 30348-5779

CLASS C SHARES

AMERICAN ENTERPRISE INVESTMENT SVCS                         6.80
PO BOX 9446
MINNEAPOLIS MN 55440-9446

COLUMBIA DIVIDEND INCOME FUND

                                                         Percent of
Shareholder (name and address)        Share Balance   Class Total (%)
-----------------------------------   -------------   ---------------
CLASS Z SHARES

GALES & CO                                                 70.19
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                                 11.39
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                                  9.84
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

CLASS C SHARES

MERRILL LYNCH PIERCE FENNER & SMITH                        12.64
FOR THE SOLE BENEFIT OF
ITS CUSTOMERS

4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

SALES CHARGES (DOLLARS IN THOUSANDS)

PFPC Distributors served as distributor for the Funds until July 22, 2002. PFPC Distributors, an indirect wholly owned subsidiary of PNC Financial Services Group, is a registered broker-dealer with principal offices located at 400 Bellevue Parkway, Wilmington, Delaware 19809. Prior to January 2, 2001, Provident Distributors, Inc. ("PDI") served as distributor for the Predecessor Funds.

During the fiscal years ended September 30, 2005 and September 30, 2004, the eleven months ended September 30, 2003 and the year ended October 2002, CMD, PFPC Distributors, PDI and received sales charges as follows:


                                       ee

                                CLASS A SHARES(A)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
ASSET ALLOCATION FUND                                      2005            2004             2003(b)             2002
---------------------------------------------------   -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund share sales                        $56                $53                $0
Initial sales charges retained by CMD                                        8                  1                 0
Aggregate contingent deferred sales charges
   (CDSC) on Fund redemptions retained by CMD                                0                  0                 0

                                CLASS B SHARES(C)

                                                       Year ended       Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                               $10                 $2                $2

                                CLASS C SHARES(D)

                                                       Year ended      Year ended    Eleven months ended
                                                     September 30,   September 30,      September 30,
                                                          2005            2004             2003(b)
                                                     -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                        (g)                 $0

                                CLASS G SHARES(E)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                               $123               $239              $333

                                CLASS T SHARES(F)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005           2004              2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund share sales                         $6                $ 2               $123
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                                 0                 24                  0

(a) On November 18, 2002, the Galaxy Asset Allocation Fund, Prime A shares were redesignated Class A shares.

(b) The Asset Allocation Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c) On November 18, 2002, the Galaxy Asset Allocation Fund, Prime B shares were redesignated Class B shares.

(d)  Class C shares were initially offered on November 18, 2002.

(e) On November 18, 2002, the Galaxy Asset Allocation Fund, Retail B shares were redesignated Class G shares.

(c) On November 18, 2002, the Galaxy Asset Allocation Fund, Retail A shares were redesignated Class T shares.

(d)  Rounds to less than one.


                                       ff

                                CLASS A SHARES(A)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
GROWTH FUND
Aggregate initial sales charges on Fund share sales                        $123               $143               $0
Initial sales charges retained by CMD                                         9                  2                0
Aggregate contingent deferred sales charges (CDSC)
   on Fund redemptions retained by CMD                                        0                  0                0

                               CLASS B SHARES (C)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                                $5               $(a)               $(a)

                                CLASS C SHARES(D)

                                                       Year ended      Year ended    Eleven months ended
                                                     September 30,   September 30,      September 30,
                                                          2005            2004             2003(b)
                                                     -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                        (g)                 $0

                               CLASS G SHARES (E)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                              $126                166               $205

                                CLASS T SHARES(F)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Predecessor Fund
   share sales                                                             $17                $ 5               $302
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                                 0                 23                  0

(a) On November 18, 2002, the Galaxy Equity Growth Fund, Prime A shares were redesignated Class A shares.

(b) The Growth Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c) On November 18, 2002, the Galaxy Equity Growth Fund, Prime B shares were redesignated Class B shares.

(d)  Class C shares were initially offered on November 18, 2002.

(e) On November 18, 2002, the Galaxy Equity Growth Fund, Retail B shares were redesignated Class G shares.

(f) On November 18, 2002, the Galaxy Equity Growth Fund, Retail A shares were redesignated Class T shares.

(g)  Rounds to less than one.


                                       gg

                                CLASS A SHARES(B)

                                                        Year ended      Year ended    Eleven months ended
                                                      September 30,   September 30,      September 30,
VALUE FUND                                                 2005            2004             2003(a)
---------------------------------------------------   -------------   -------------   -------------------
Aggregate initial sales charges on Fund share sales                        $23                $39
Initial sales charges retained by CMD                                        4                 (g)
Aggregate contingent deferred sales charges (CDSC)
   on Fund redemptions retained by CMD                                       0                  0

                                CLASS B SHARES(C)

                                                        Year ended      Year ended    Eleven months ended
                                                      September 30,   September 30,      September 30,
                                                           2005            2004             2003(a)
                                                      -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                                $1                 $0

                                CLASS C SHARES(D)

                                                        Year ended      Year ended    Eleven months ended
                                                      September 30,   September 30,      September 30,
                                                           2005            2004             2003(a)
                                                      -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                          $0                 $0

                                CLASS G SHARES(E)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions
   received by PFPC Distributors and PDI                                   (g)                $31               $37

                                CLASS T SHARES(F)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund
   share sales                                                             $ 6               $1,343             $78
Aggregate CDSC on Fund redemptions retained
   by CMD, PFPC
   Distributors and PDI                                                     21                    0               0

(a) The Value Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b)  Class A shares were initially offered on November 25, 2002.

(c)  Class B shares were initially offered on November 25, 2002.

(d)  Class C shares were initially offered on November 25, 2002.

(e) On November 25, 2002, the Galaxy Equity Value Fund, Retail B shares were redesignated Class G shares.

(f) On November 25, 2002, the Galaxy Equity Value Fund, Retail A shares were redesignated Class T shares.

(g)  Rounds to less than one.


                                       hh

                                CLASS A SHARES(B)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
COMMON STOCK FUND                                          2005            2004             2003(a)             2002
---------------------------------------------------   -------------   -------------   -------------------   -----------
Initial sales charges retained by CMD                                      $50                 $4                $7
Aggregate contingent deferred sales charges (CDSC)
   on Fund redemptions retained by CMD                                       8                  0                 0

                                CLASS B SHARES(C)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions
   received by CMD                                                          $6                $901              $794

                                CLASS C SHARES(D)

                                                        Year ended       Year ended    Eleven months ended
                                                      September, 30,   September 30,      September 30,
                                                           2005             2004             2003(a)
                                                      --------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                          (g)                 $0

                                CLASS G SHARES(E)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions
   received by PFPC Distributors, PDI and/or FD
   Distributors                                                            $47                $91               $163

                                CLASS T SHARES(F)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund share sales                         $7               $1,654             $122
Aggregate CDSC on Fund redemptions retained by
   CMD, PFPC Distributors and/or FD Distributors                             0                    0                0

(a) The Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) On December 9, 2002, the Fund's, Prime A shares were redesignated Class A shares.

(c) On December 9, 2002, the Fund's, Prime B shares were redesignated Class B shares.

(d)  Class C shares were initially offered on December 9, 2002.

(e) On December 9, 2002, the Fund's, Retail B shares were redesignated Class G shares.

(f) On December 9, 2002, the Fund's, Retail A shares were redesignated Class T shares.

(g)  Rounds to less than one.

                                CLASS A SHARES(A)

                                                                   Year ended        Year ended    Eleven months Ended    Year ended
                                                                 September 30,     September 30,      September, 30      October 31,
SMALL CAP FUND                                                        2005              2004             2003(b)             2002
------------------------------------------------------------   -----------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund share sales                                    $1,402              $563               $5
Initial sales charges retained by CMD                                                     193                58                0
Aggregate contingent deferred sales charges (CDSC) on Fund
   redemptions retained by CMD                                                              1                 7                0

                                CLASS B SHARES(D)

                                                                   Year ended        Year ended    Eleven months Ended    Year ended
                                                                 September 30,     September 30,      September, 30      October 31,
                                                                      2005              2004             2003(b)             2002
                                                               -----------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions received by
   PFPC Distributors and PDI                                                             $57                $5               (c)

                                CLASS C SHARES(E)

                                                                   Year ended        Year ended    Eleven months Ended
                                                                 September 30,     September 30,      September, 30
                                                                      2005              2004             2003(b)
                                                               -----------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                                      $20                (c)

                                CLASS G SHARES(F)

                                                                   Year ended        Year ended    Eleven months Ended    Year ended
                                                                 September 30,     September 30,      September, 30      October 31,
                                                                      2005              2004             2003(b)             2002
                                                               -----------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions received by
   PFPC Distributors and PDI                                                            $19                $27               $17

                                CLASS T SHARES(G)

                                                                   Year ended        Year ended    Eleven months Ended    Year ended
                                                                 September 30,     September 30,      September, 30      October 31,
                                                                      2005              2004             2003(b)             2002
                                                               -----------------   -------------   -------------------   -----------
Aggregate initial sales charges on Predecessor Fund share
   sales                                                                                 $8                $10               $423
Aggregate CDSC on Fund redemptions retained by CMD, PFPC
   Distributors and PDI                                                                   2                  2                  0

(a) On November 18, 2002, the Galaxy Small Cap Value Fund, Prime A shares were redesignated Class A shares.

(b) The Small Cap Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c)  Rounds to less than one.

(d) On November 18, 2002, the Galaxy Small Cap Value Fund, Prime B shares were redesignated Class B shares.

(e)  Class C shares were initially offered on November 18, 2002.

(f) On November 18, 2002, the Galaxy Small Cap Value Fund, Retail B shares were redesignated Class G shares.

(g) On November 18, 2002, the Galaxy Small Cap Value Fund, Retail A shares were redesignated Class T shares.


                                       jj

                                CLASS A SHARES(A)

                                                                   Year ended        Year ended    Eleven months Ended
                                                                 September 30,     September 30,      September, 30
SMALL COMPANY FUND                                                    2005              2004             2003(b)
------------------------------------------------------------   -----------------   -------------   -------------------
Aggregate initial sales charges on Fund share sales                                     $83                $24
Initial sales charges retained by CMD                                                    12                 (c)
Aggregate contingent deferred sales charges (CDSC) on Fund
   redemptions retained by CMD                                                            0                  0

                                CLASS B SHARES(D)

                                                                   Year ended        Year ended    Eleven months Ended
                                                                 September 30,     September 30,      September, 30
                                                                      2005              2004             2003(b)
                                                               -----------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                                       $2                (c)
Class B Shares were not offered by the Small Company Fund
   during the last three fiscal years.

                                CLASS C SHARES(E)

                                                                   Year ended        Year ended    Eleven months Ended
                                                                 September 30,     September 30,      September, 30
                                                                      2005              2004             2003(b)
                                                               -----------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                                      (c)                 $0

                               CLASS G SHARES(F)

                                                                                                                            Fiscal
                                                                                                                            Period
                                                                   Year ended        Year ended    Eleven months Ended      ended
                                                                 September 30,     September 30,      September, 30      October 31,
                                                                      2005              2004             2003(b)             2002
                                                               -----------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions received by
   PFPC Distributors and PDI                                                            $14                $13               $21

                               CLASS T SHARES(G)

                                                                                                                            Fiscal
                                                                                                                            Period
                                                                   Year ended        Year ended    Eleven months Ended      ended
                                                                 September 30,     September 30,      September, 30      October 31,
                                                                      2005              2004             2003(b)             2002
                                                               -----------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund share sales                                      $3                $(c)               $47
Aggregate CDSC on Fund redemptions retained by CMD, PFPC
   Distributors and PDI                                                                   0                  6                  0

(a) On November 18, 2002, the Galaxy Small Company Equity Fund, Prime A shares were redesignated Class A shares.

(b) The Small Company Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c)  Rounds to less than one.

(d) On November 18, 2002, the Galaxy Small Company Equity Fund, Prime B shares were redesignated Class B shares.

(e)  Class C shares were initially offered on November 18, 2002.

(f) On November 18, 2002, the Galaxy Small Company Equity Fund, Retail B shares were redesignated Class G shares.

(g) On November 18, 2002, the Galaxy Small Company Equity Fund l Retail A shares were redesignated Class T shares.


                                       kk

                                CLASS A SHARES(B)

                                                                           Year ended      Year ended    Eleven months ended
                                                                         September 30,   September 30,      September 30,
DIVIDEND FUND                                                                 2005            2004             2003(a)
----------------------------------------------------------------------   -------------   -------------   -------------------
Aggregate initial sales charges on Fund share sales
Initial sales charges retained by CMD                                                         $111                $1
Aggregate contingent deferred sales charges (CDSC) on Fund redemptions
   retained by CMD                                                                              18                 0

                                CLASS B SHARES(B)

                                                                                           Year ended    Eleven months ended
                                                                           Year ended    September 30,      September 30,
                                                                              2005            2004             2003(a)
                                                                         -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                                             $8                $101

                                CLASS C SHARES(B)

                                                                           Year ended      Year ended    Eleven months ended
                                                                         September 30,   September 30,      September 30,
                                                                              2005            2004             2003(a)
                                                                         -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                                            (e)               $1,563

                                CLASS G SHARES(C)

                                                        Year Ended      Year ended    Eleven Months ended    Year ended
                                                      September, 30   September 30,       September 30      October 31,
                                                           2005            2004              2003(a)            2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Fund redemptions received by PFPC
   Distributors, PDI and/or FD Distributors                                $19                $30               $46

                                CLASS T SHARES(D)

                                                        Year Ended      Year ended    Eleven Months ended    Year ended
                                                      September, 30   September 30,       September 30      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Predecessor Fund
   share sales                                                              $3               $1,167             $60
Aggregate CDSC on Fund redemptions retained by
   CMD, PFPC Distributors, PDI and/or FD
   Distributors                                                              0                    0               0

(a) The Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b)  Classes A, B and C shares were initially offered on November 25, 2002.

(c) On November 25, 2002, the Fund's Retail B shares were redesignated Class G shares.

(d) On November 25, 2002, the Fund's Retail A shares were redesignated Class T shares.

(e)  Rounds to less than one.


                                       ll

12B-1 PLAN, SHAREHOLDER SERVICING PLAN, CDSCS AND CONVERSION OF SHARES All of the Funds offer Class A, Class B, Class C, Class G, Class T and Class Z shares. The Funds may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act. Under the Plan, the Funds pay CMD monthly a service fee at an annual rate of 0.25% of each Fund's average daily net assets attributed to Class A, B and C shares. The Funds also pay CMD monthly a distribution fee at an annual rate of 0.10% of each Fund's average daily net assets attributed to Class A shares and 0.75% of each Fund's average daily net assets attributed to Class B and Class C shares.

For the current fiscal year, CMD intends to limit aggregate 12b-1 fees for Class A shares to 0.25%. The Funds also may pay CMD distribution and service fees up to a maximum of 1.15% of such Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, shareholder liaison services and administrative support services).

For the current fiscal year, the Fund's payments under the Plan for each of distribution services, shareholder liaison services and administrative support services will be limited to 0.95% (on an annualized basis) of the average daily net asset value of Class G shares owned of record or beneficially by customers of institutions. Such limitations may be revoked at any time. CMD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CMD's expenses, CMD may realize a profit from the fees. The Plan authorizes any other payments by the Funds to CMD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of the Funds' assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

Class T shares of the Funds are subject to a shareholder servicing fee pursuant to a Shareholder Servicing Plan. Under the Shareholder Servicing Plan, a Fund may enter into agreements with institutions pursuant to which an institution agrees to provide certain administrative and support services to its customers who are the beneficial owners of Class T shares. Services provided by such institutions to their customers include aggregating and processing purchase and redemption requests and placing net purchase and redemption orders. In return for providing these services, the Fund agrees to pay each institution a fee at an annual rate of up to 0.50%, comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services of the average daily net assets attributable to Class T shares owned beneficially by the institution's customers. Current service arrangements are limited to payments of 0.30% for the Funds.

Under the Shareholder Servicing Plan, the Trustees must review, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which those expenditures were made. The initial term of the Shareholder Servicing Plan is one year and it will continue in effect from year to year after its initial one-year term provided that its continuance is specifically approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Shareholder Servicing Plan or in any agreement related to it. Any material amendment to the Shareholder Servicing Plan must be approved in the same manner. The Shareholder Servicing Plan is terminable at any time with respect to any Fund by a vote of a majority of the Independent Trustees. While the Shareholder Servicing Plan is in effect, only the Independent Trustees may select and nominate any future Independent Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class G shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on when you purchased your shares that were exchanged for Class G shares. Class T shares are offered at net asset value plus varying sales charges which may include a CDSC. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectuses.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares mm
representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.

A certain number of years, depending on when you purchased your shares that were exchanged for Class G shares, after the end of the month in which you purchased your shares that were exchanged for Class G shares, such Class G shares and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class T shares having an equal value, which are not subject to the distribution fee. See Part 2 of this Statement of Additional Information for the CDSCs and conversion schedules applicable to Class G shares received in exchange for Retail B shares purchased or acquired prior to January 1, 2001.

SALES-RELATED EXPENSES (dollars in thousands) of CMD relating to the Funds for the fiscal year ended September 30, 2004, were (a):

                                                               ASSET ALLOCATION FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                         $5       $83       $ 4       $167      $641
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          1         1        (a)         3         9
Allocated travel, entertainment and other
   promotional expenses (including advertising)       3         2         1          6         4

                                                                    GROWTH FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                         $9       $133      $ 4       $174      $793
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          2          2       (a)         7         5
Allocated travel, entertainment and other
   promotional expenses (including advertising)       5          3        1         15        10

                                                                     VALUE FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                         $4       $38       $ 2       $32       $449
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          1         1         1         1          2
Allocated travel, entertainment and other
   promotional expenses (including advertising)       1         1        (a)        2          4

                                                                 COMMON STOCK FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                        $29       $61       $ 2       $92       $665
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          2         1        (a)        2          2
Allocated travel, entertainment and other
   promotional expenses (including advertising)       5         2        (a)        4          4


                                       nn

                                                                   SMALL CAP FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                        $786     $1,382     $649     $36        $478
Cost of sales material relating to the Fund
   (including printing and mailing expenses)         185         30       57      (a)         18
Allocated travel, entertainment and other
   promotional expenses (including advertising)      374         60      116       2          37

                                                                 SMALL COMPANY FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                        $21       $70       $11       $20       $237
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          5         2         1         1          1
Allocated travel, entertainment and other
   promotional expenses (including advertising)      10         3         2         2          3

                                                                   DIVIDEND FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                        $14       $160      $17       $26       $338
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          5          3        1        (a)         1
Allocated travel, entertainment and other
   promotional expenses (including advertising)       9          7        3         1          2

(a)  Rounds to less than one.

CUSTODIAN OF THE FUNDS

State Street Bank & Trust Company, located at 2 Avenue De Lafayette, Boston, MA 02111-2900, is the Funds' custodian. The custodian is responsible for safeguarding the Funds' cash and securities, receiving and delivering securities and collecting the Funds' interest and dividends.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE FUND

PricewaterhouseCoopers LLP, located at 125 High Street, Boston, Massachusetts 02110-1707, are the Fund's independent registered public accounting firm, providing audit and tax return review preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included for the fiscal year ended September 30, 2005, in reliance upon the report of PricewaterhouseCoopers LLP, given on the authority of said firm as experts in accounting and auditing.

Ernst & Young LLP located at 200 Clarendon Street, Boston, Massachusetts 02116, were the independent registered public accounting firm for the Funds and for the Predecessor Galaxy Funds for the period ended September 30, 2003 and the fiscal years ended October 31, 2002, 2001, 2000 and 1999. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the reports of Ernst & Young LLP, for the period ended September 30, 2003 and for the fiscal years ended October 31, 2002, 2001, 2000 and 1999 given on the authority of said firm as experts in accounting and auditing.


                                       oo

                      STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include the series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Columbia Funds Trust VIII, Columbia Funds Series Trust I (formerly named Columbia Funds Trust IX) and Columbia Funds Trust XI (each a Trust and together, the Trusts, also known as Fund Complex). In certain cases, the discussion applies to some, but not all, of the Funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING

In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.

SHORT SALES

A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

LOWER-RATED DEBT SECURITIES

Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the Fund's achievement of its investment goal; and

4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

COMMON STOCK, PREFERRED STOCK AND WARRANTS

Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the company's capital stock at a set price for a specified period of time.

FOREIGN SECURITIES

The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a sub-custodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

The Fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

EXCHANGE-TRADED FUNDS ("ETFS"). The Fund may invest in ETFs up to the maximum amount allowable under the 1940 Act. ETFs are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international.

ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.

The Fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders of the Fund may also indirectly bear similar expenses of an ETF.

ZERO COUPON SECURITIES (ZEROS)

The Fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)

The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSIT are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by a business to finance short-term needs (including promissory notes with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement in which the Fund would be allowed to invest directly.

CERTIFICATES OF DEPOSIT are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. TIME DEPOSITS are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central

Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund.

BANK OBLIGATIONS include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part 1 of this SAI. For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a Fund's assets that may be invested in STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component is usually volatile in response to changes in interest rates.

In U.S. TREASURY ROLLS, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

COMMERCIAL PAPER is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

STRIPPED OBLIGATIONS

To the extent consistent with their investment objective, Funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the Funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Funds' Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

MUNICIPAL SECURITIES

Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this SAI and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, each

Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

PRIVATE ACTIVITY BONDS

The Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

MUNICIPAL LEASE OBLIGATIONS

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

SECURITIES LOANS

The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

INTERFUND BORROWING AND LENDING

The Fund may lend money to and borrow money from other affiliated registered open-end investment companies. The Fund may borrow through the program when the Advisor believes borrowing is appropriate and the costs are equal to or lower than the costs of bank loans. When borrowing money, the Fund is subject to the risk that the securities the Fund acquires with the borrowed money or would otherwise have sold will decline in value. When lending money, the Fund is subject to the risk that the borrower will be unwilling or unable to make timely payments of interest or principal.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)

The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Fund from the transaction.

REITS

The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy.

ASSET-BACKED SECURITIES

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively lengthen the expected maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

CUSTODY RECEIPTS AND TRUST CERTIFICATES. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly "disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

LINE OF CREDIT

The Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goal and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian..

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities;

three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

MUNICIPAL BOND INDEX FUTURES CONTRACTS. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

OPTIONS ON FUTURES CONTRACTS. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The Funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

OPTIONS ON FOREIGN STOCK INDICES. The Funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

SWAP AGREEMENTS (SWAPS, CAPS, COLLARS AND FLOORS)

The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

EQUITY SWAPS

The Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

RISK FACTORS IN EQUITY SWAP TRANSACTIONS. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the portfolio managers do not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. See "Taxes" for information on tax risks associated with equity swaps.

FOREIGN CURRENCY TRANSACTIONS

The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

PARTICIPATION INTERESTS

The Fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

VARIABLE AND FLOATING RATE OBLIGATIONS

Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

If a variable or floating rate instrument is not rated, the Fund's Advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

CURRENCY SWAPS. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

GUARANTEED INVESTMENT CONTRACTS

Pursuant to guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.

The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.

BANK INVESTMENT CONTRACTS

Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the Funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

LOAN PARTICIPATIONS

Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

STRUCTURED INVESTMENTS

Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.

Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.

YANKEE OBLIGATIONS

Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

AMERICAN, EUROPEAN, CONTINENTAL AND GLOBAL DEPOSITARY RECEIPTS

American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

TEMPORARY CASH BALANCES

The Funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.

TAXES

In this section, all discussions of taxation at the shareholder and fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

FEDERAL TAXES. Although it may be one of several series in a single trust, the Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (Code). The Fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets.

To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer, other than U.S. government securities or other regulated investment companies; or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (c) distribute with respect to each year at least 90% of its taxable net investment income, its tax-exempt interest income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation , provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do not apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of
(c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. As a regulated investment company that is accorded special tax treatment, the Fund will not be subject to any federal income taxes on its net investment income and net realized capital gains that it distributes to shareholders on the form of dividends and in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" accorded special tax treatment in any taxable year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions (including any distributions of net tax-exempt income and net long-term capital gains) would generally be taxable as ordinary income to the shareholders, except to the extent they were treated as "qualified dividend income," as described below. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the federal corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends may be, however, includable in adjusted current earnings for purposes of computing corporate federal AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces tax basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.

FUND DISTRIBUTIONS. Distributions from the Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) will generally be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning on or before December 31, 2008.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price of the shareholder paid). Distributions are taxable whether received in cash or in Fund shares.

QUALIFIED DIVIDEND INCOME. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. With respect to a Fund investing in bonds, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

In general, distributions of investment income properly designated by the Fund as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt Fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder (but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes). The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

Income from certain "private activity bonds" issued after August 7, 1986, is treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time Fund shares are held by the shareholder.

A tax-exempt Fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the Fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users, as further defined in the Code. Income derived from the Fund's investments other than tax-exempt instruments may give rise to taxable income. The Fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of Fund shares to the extent of tax-exempt dividends paid during that period. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Under Treasury regulations, if on a disposition of Fund shares a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder will likely have to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. You are advised to consult with your tax advisor.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to backup withholding for taxpayers who fail to furnish a correct taxpayer identification number, who have under-reported dividend or interest income, or who fail to certify to the Fund that the shareholder is a United States person and is not subject to the withholding. This number and certification may be provided by either a Form W-9 or the accompanying application. In certain instances, CMS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This may produce a difference between the Fund's book income and its taxable income possibly accelerating distributions or converting distributions of book income and gains to returns of capital for book purposes.

If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal income tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund." A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

NON-U.S. SHAREHOLDERS. In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the recent legislation, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S.

person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Recent legislation modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the legislation, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning on September 1, 2005) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES (THIS SECTION IS APPLICABLE ONLY TO THE COLUMBIA TAX-MANAGED GROWTH FUND)

FEDERAL GIFT TAXES. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.

Under the Columbia Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceed $11,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.

Under the Columbia Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.

No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), including taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount, which is $1,000,000 for gifts made after December 31, 2001, and before January 1, 2010.

Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's Federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.

The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $22,000.

The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

GENERATION-SKIPPING TRANSFER TAXES

If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Columbia Advantage Plan and does not exceed the available annual exclusion amount. An exemption (the "GST exemption"), equal to $1.5 million in 2005, is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate (47% for gifts made in 2005) on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.

INCOME TAXES

The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Columbia Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.

Under the Columbia Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.

If the donor selects the Columbia Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 35%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 15%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.

When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

CONSULTATION WITH QUALIFIED ADVISOR

Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.

MANAGEMENT OF THE FUNDS The Advisor provides administrative and management services to the Funds. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. (NPMI), merged into Columbia Management Advisors, Inc. Each of the four merging companies was a registered investment advisor and advised various Funds in the Fund Complex. The Advisor, located at 100 Federal Street, Boston, Massachusetts 02110, is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. The Advisor has been an investment advisor since 1969.

In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. (NFMI), a subsidiary of NPMI and a registered investment advisor that advised several Funds in the Fund Complex, merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the Advisor to the Funds previously advised by NFMI.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 49)        Trustee       1996       Executive Vice President -         101        Nash Finch Company (food
P.O. Box 66100                                             Strategy of United Airlines                         distributor)
Chicago, IL 60666                                          (airline) since December,
                                                           2002 (formerly President of
                                                           UAL Loyalty Services
                                                           (airline) from September,
                                                           2001 to December, 2002;
                                                           Executive Vice President
                                                           and Chief Financial Officer
                                                           of United Airlines from
                                                           July, 1999 to September,
                                                           2001; Senior Vice
                                                           President-Finance from
                                                           March, 1993 to July, 1999).

Janet Langford Kelly (Age 47)     Trustee       1996       Partner, Zelle, Hofmann,           101                    None
9534 W. Gull Lake Drive                                    Voelbel, Mason & Gette LLP
Richland, MI 49083-8530                                    (law firm) since March,
                                                           2005; Adjunct Professor of
                                                           Law, Northwestern
                                                           University, since
                                                           September, 2004 (formerly
                                                           Chief Administrative
                                                           Officer and Senior Vice
                                                           President, Kmart Holding
                                                           Corporation (consumer
                                                           goods), from September,
                                                           2003 to March, 2004;
                                                           Executive Vice
                                                           President-Corporate
                                                           Development and
                                                           Administration, General
                                                           Counsel and Secretary,
                                                           Kellogg Company (food
                                                           manufacturer), from
                                                           September, 1999 to August,
                                                           2003; Senior Vice
                                                           President, Secretary and
                                                           General Counsel, Sara Lee
                                                           Corporation (branded,
                                                           packaged, consumer-products
                                                           manufacturer) from January,
                                                           1995 to September, 1999).

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Richard W. Lowry (Age 69)         Trustee       1995       Private Investor since            103(3)                  None
10701 Charleston Drive                                     August, 1987 (formerly
Vero Beach, FL 32963                                       Chairman and Chief
                                                           Executive Officer, U.S.
                                                           Plywood Corporation
                                                           (building products
                                                           manufacturer)).

Charles R. Nelson (Age 62)        Trustee       1981       Professor of Economics,           101                     None
Department of Economics                                    University of Washington,
University of Washington                                   since January, 1976; Ford
Seattle, WA 98195                                          and Louisa Van Voorhis
                                                           Professor of Political
                                                           Economy, University of
                                                           Washington, since
                                                           September, 1993 (formerly
                                                           Director, Institute for
                                                           Economic Research,
                                                           University of Washington
                                                           from September, 2001 to
                                                           June, 2003); Adjunct
                                                           Professor of Statistics,
                                                           University of Washington,
                                                           since September, 1980;
                                                           Associate Editor, Journal
                                                           of Money Credit and
                                                           Banking, since September,
                                                           1993; consultant on
                                                           econometric and statistical
                                                           matters.

John J. Neuhauser (Age 62)        Trustee       1985       Academic Vice President and       103(3)        Saucony, Inc. (athletic
84 College Road                                            Dean of Faculties since                                footwear)
Chestnut Hill, MA 02467-3838                               August, 1999, Boston
                                                           College (formerly Dean,
                                                           Boston College School of
                                                           Management from September,
                                                           1977 to August, 1999).

Patrick J. Simpson (Age 61)       Trustee       2000       Partner, Perkins Coie             101                     None
1120 N.W. Couch Street                                     L.L.P. (law firm).
Tenth Floor
Portland, OR 97209-4128

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas E. Stitzel (Age 69)        Trustee       1998       Business Consultant since          101                    None
2208 Tawny Woods Place                                     1999 (formerly Professor of
Boise, ID 83706                                            Finance from 1975 to 1999,
                                                           College of Business, Boise
                                                           State University);
                                                           Chartered Financial
                                                           Analyst.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 68)       Trustee       1996       Partner and Senior Advisor,        101            Anixter International
8 Sound Shore Drive,                and                    Chicago Growth Partners                             (network support
Suite 285                        Chairman                  (private equity investing)                       equipment distributor);
Greenwich, CT 06830               of the                   since September, 2004                              Ventas, Inc. (real
                                   Board                   (formerly Managing                                  estate investment
                                                           Director, William Blair                            trust); Jones Lang
                                                           Capital Partners (private                         LaSalle (real estate
                                                           equity investing) from                          management services) and
                                                           September, 1994 to                                Ambac Financial Group
                                                           September, 2004).                                  (financial guaranty
                                                                                                                  insurance)

Anne-Lee Verville (Age 59)        Trustee       1998       Retired since 1997                 101          Chairman of the Board of
359 Stickney Hill Road                                     (formerly General Manager,                      Directors, Enesco Group,
Hopkinton, NH 03229                                        Global Education Industry,                      Inc. (designer, importer
                                                           IBM Corporation (computer                          and distributor of
                                                           and technology) from 1994                             giftware and
                                                           to 1997).                                             collectibles)

Richard L. Woolworth (Age 64)     Trustee       1991       Retired since December 2003        101            Northwest Natural Gas
100 S.W. Market Street                                     (formerly Chairman and                          Co. (natural gas service
#1500                                                      Chief Executive Officer,                                provider)
Portland, OR 97207                                         The Regence Group (regional
                                                           health insurer); Chairman
                                                           and Chief Executive
                                                           Officer, BlueCross
                                                           BlueShield of Oregon;
                                                           Certified Public
                                                           Accountant, Arthur Young &
                                                           Company)

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
INTERESTED TRUSTEE
William E. Mayer(2) (Age 65)      Trustee       1994       Partner, Park Avenue Equity       103(3)         Lee Enterprises (print
399 Park Avenue                                            Partners (private equity)                        media), WR Hambrecht +
Suite 3204                                                 since February, 1999                             Co. (financial service
New York, NY 10022                                         (formerly Partner,                                 provider); Reader's
                                                           Development Capital LLC                           Digest (publishing);
                                                           from November, 1996 to                             OPENFIELD Solutions
                                                           February, 1999).                                    (retail industry
                                                                                                             technology provider)

(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

                                              Year First
                                              Elected or
                                  Position     Appointed                            Principal Occupation(s)
     Name, Address and Age       with Funds    to Office                             During Past Five Years
------------------------------   ----------   ----------   -------------------------------------------------------------------------
OFFICERS
Christopher L. Wilson (Age 48)    President      2004      Head of Mutual Funds since August, 2004 and Senior Vice President of the
One Financial Center                                       Advisor since January, 2005; President of the Columbia Funds, Liberty
Boston, MA 02111                                           Funds and Stein Roe Funds since October, 2004; President and Chief
                                                           Executive Officer of the Nations Funds since January, 2005; President of the Galaxy Funds since April 2005; Director of Bank of America Global
                                                           Liquidity Funds, plc since May 2005; Director of Banc of America Capital
                                                           Management (Ireland), Limited since May 2005; Senior Vice President of
                                                           BACAP Distributors LLC since January, 2005; Director of FIM Funding, Inc.
                                                           since January, 2005; Senior Vice President of Columbia Management
                                                           Distributors, Inc. since January, 2005; Director of Columbia Management
                                                           Services, Inc. since January, 2005 (formerly President and Chief
                                                           Executive Officer, CDC IXIS Asset Management Services, Inc. from
                                                           September, 1998 to August, 2004).

J. Kevin Connaughton (Age 40)     Treasurer      2000      Treasurer of the Columbia Funds since October, 2003 and of the Liberty
One Financial Center                                       Funds, Stein Roe Funds and All-Star Funds since December, 2000; Vice
Boston, MA 02111                                           President of the Advisor since April, 2003 (formerly President of the
                                                           Columbia Funds, Liberty Funds and Stein Roe Funds from February, 2004 to
                                                           October, 2004; Chief Accounting Officer and Controller of the Liberty
                                                           Funds and All-Star Funds from February, 1998 to October, 2000); Treasurer of the Galaxy Funds since September, 2002 (formerly Treasurer from
                                                           December, 2002 to December, 2004 and President from February, 2004 to
                                                           December, 2004 of the Columbia Management Multi-Strategy Hedge Fund, LLC;
                                                           Vice President of Colonial Management Associates, Inc. from February,
                                                           1998 to October, 2000).

Mary Joan Hoene (Age 55)           Senior        2004      Senior Vice President and Chief Compliance Officer of the Columbia Funds,
100 Federal Street                  Vice                   Liberty Funds, Stein Roe Funds and All-Star Funds since August, 2004;
Boston, MA 02110                  President                Chief Compliance Officer of the Columbia Management Multi-Strategy Hedge
                                  and Chief                Fund, LLC since August, 2004; Chief Compliance Officer of the BACAP
                                 Compliance                Alternative Multi-Strategy Hedge Fund LLC since October, 2004 (formerly
                                   Officer                 Partner, Carter, Ledyard & Milburn LLP from January, 2001 to August,
                                                           2004; Counsel, Carter, Ledyard & Milburn LLP from November, 1999 to
                                                           December, 2000; Vice President and Counsel, Equitable Life Assurance
                                                           Society of the United States from April, 1998 to November, 1999).

Michael G. Clarke (Age 35)          Chief        2004      Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein Roe
One Financial Center             Accounting                Funds and All-Star Funds since October, 2004 (formerly Controller of the
Boston, MA 02111                   Officer                 Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds from
                                                           May, 2004 to October, 2004; Assistant Treasurer from June, 2002 to May,
                                                           2004; Vice

                                                           President, Product Strategy & Development of the Liberty Funds and Stein
                                                           Roe Funds from February, 2001 to June, 2002; Assistant Treasurer of the
                                                           Liberty Funds, Stein Roe Funds and the All-Star Funds from August, 1999 to February, 2001; Audit Manager, Deloitte & Toche LLP from May, 1997 to
                                                           August, 1999).

Jeffrey R. Coleman (Age 35)      Controller      2004      Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                       All-Star Funds since October, 2004 (formerly Vice President of CDC IXIS
Boston, MA 02111                                           Asset Management Services, Inc. and Deputy Treasurer of the CDC Nvest
                                                           Funds and Loomis Sayles Funds from February, 2003 to September, 2004;
                                                           Assistant Vice President of CDC IXIS Asset Management Services, Inc. and
                                                           Assistant Treasurer of the CDC Nvest Funds from August, 2000 to February,
                                                           2003; Tax Manager of PFPC, Inc. from November, 1996 to August, 2000).

R. Scott Henderson (Age 45)       Secretary      2004      Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds since
One Financial Center                                       December, 2004 (formerly Of Counsel, Bingham McCutchen from April, 2001
Boston, MA 02111                                           to September, 2004; Executive Director and General Counsel, Massachusetts
                                                           Pension Reserves Investment Management Board from September, 1997 to
                                                           March, 2001).

Trustee Positions

As of December 31, 2004, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity.

General

Messrs. Lowry, Mayer and Neuhauser are also trustees/directors of the Liberty All-Star Funds.

The Trustees serve as trustees of 101 registered investment companies managed by the Advisor for which each Trustee receives a retainer at the annual rate of $45,000 and an attendance fee of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December, 2003, Mr. Theobald began serving as the Chairman of the Board. As the independent chairman of the board, Mr. Theobald receives a supplemental retainer at the annual rate of of $100,000; the chair of the Audit Committee receives a supplemental retainer at the annual rate of $10,000; the chair of each other committee receives a supplemental retainer at the annual rate of $5,000. Members of each committee, except the Audit Committee, receive $1,500 for each committee meeting. Each Audit Committee member receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 133 open-end and 10 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

MANAGEMENT AGREEMENT

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. Columbia Management Distributors, Inc. (formerly named Columbia Funds Distributor, Inc.) pays the cost of printing and distributing all other Prospectuses.

ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO CERTAIN FUNDS AND THEIR RESPECTIVE TRUSTS. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION REGARDING YOUR FUND).

Under an Administration Agreement, the Advisor, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

          (a)  providing office space, equipment and clerical personnel;

          (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund;

          (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

          (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

          (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

          (f)  maintaining certain books and records of each Fund.

With respect to Columbia Money Market Fund (formerly named Liberty Money Market
Fund) and Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund), the Administration Agreement for these Funds provides that the Advisor will monitor compliance by the Fund with Rule 2a-7 under the 1940 Act and report to the Trustees from time to time with respect thereto. The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

TRUST SERVICES AGREEMENT

Pursuant to a Trust Services Agreement, CMS provides the Columbia Tax-Managed Growth Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. CMS's fee is described in the Prospectuses of the Columbia Tax-Managed Growth Fund.

THE PRICING AND BOOKKEEPING AGREEMENT

The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement. SEE "FUND CHARGES AND EXPENSES" IN
PART 1 OF THIS SAI FOR INFORMATION ON THESE FEES.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the Funds. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The Funds and clients advised by the Advisor or the Funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.

POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Advisor believes are faced by investment professionals at most major financial firms. The Advisor and the Trustees of the Columbia Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

          - The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

          - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

          - The trading of other accounts could be used to benefit higher-fee accounts (front- running).

          - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

"Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Advisor and the Funds' Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Columbia-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

The Advisor or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

A Fund's portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at the Advisor, including each Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Advisor and each Fund, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of each Fund.

BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute securities transactions for a Fund.

The Advisor places the transactions of the Funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the Funds' transactions where the Funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by Funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a Fund.

The Advisor may use the services of affiliated broker-dealers, when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

PRINCIPAL UNDERWRITER

CMD is the principal underwriter of the Trust's shares. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT

CMS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CMS is based on number of accounts plus reimbursement for certain out-of-pocket expenses. SEE

"FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY CMS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CMS or generally by 6 months' notice by CMS to the Fund. The agreement limits the liability of CMS to the Fund for loss or damage incurred by the Fund to situations involving a failure of CMS to use reasonable care or to act in good faith and without negligence in performing its duties under the agreement. The Fund will indemnify CMS from, among other things, any and all claims, actions, suits, losses, costs, damages, and expenses incurred by it in connection with its acceptance of this Agreement, provided that: (i) to the extent such claims, actions, suits, losses, costs, damages, or expenses relate solely to a particular series or group of series of shares, such indemnification shall be only out of the assets of that series or group of series; (ii) this indemnification shall not apply to actions or omissions constituting negligence or misconduct of CMS or its agents or contractors, including but not limited to willful misfeasance, bad faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under this Agreement; and (iii) CMS shall give a Fund prompt notice and reasonable opportunity to defend against any such claim or action in its own name or in the name of CMS.

CODE OF ETHICS

The Funds, the Advisor, and CMD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

ANTI-MONEY LAUNDERING COMPLIANCE

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account, halting all shareholder activity with respect to such account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

PROXY VOTING POLICIES AND FUND PROXY VOTING RECORD

The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

The Advisor's proxy voting guidelines and procedures are included in this SAI as Appendix II. In accordance with SEC regulations, the fund's proxy voting record for the last twelve-month period ended June 30 has been filed with the SEC. You may obtain a copy of the fund's proxy voting record (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Columbia Funds have adopted policies with respect to the disclosure of the Funds' portfolio holdings by the Funds, Columbia Management, or their affiliates. These policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Funds' website at www.columbiafunds.com, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Fund's policies are described below. The Trustees shall be updated as needed regarding the Fund's compliance with the policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Columbia Management and its affiliates. The Fund's policies prohibit Columbia Management and the Fund's other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund's shares, third-party service providers, rating and ranking organizations and affiliated persons of the Fund.

PUBLIC DISCLOSURES. The Fund's portfolio holdings are currently disclosed to the public through required filings with the SEC and, for equity and fixed income funds, on the Fund's website at www.columbiafunds.com. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund's fiscal year). Shareholders may obtain the Fund's Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Fund's Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

The equity and fixed income Columbia Funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:

                                                            FREQUENCY OF
   TYPE OF FUND              INFORMATION PROVIDED            DISCLOSURE            DATE OF WEB POSTING
------------------   ------------------------------------   ------------   ----------------------------------
   Equity Funds      Full portfolio holdings information.      Monthly      30 calendar days after month-end.
Fixed Income Funds   Full portfolio holdings information.     Quarterly    60 calendar days after quarter-end

The scope of the information provided relating to the Fund's portfolio that is made available on the website may change from time to time without prior notice.

For Columbia's money market funds, a complete list of a Fund's portfolio holdings shall be publicly available on a monthly basis on the fifth business date after month-end. Shareholders may request such information by writing or calling the Fund's distributor, Columbia Management Distributors, Inc. at the address listed on the cover of this SAI.

A Fund, Columbia Management or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

OTHER DISCLOSURES. The Fund's policies provide that non-public disclosures of the Fund's portfolio holdings may be made if (1) the Fund has a legitimate business purpose for making such disclosure, (2) the Fund's chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.

The Fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to Columbia Management and its affiliates, these service providers include the Fund's custodian and sub-custodians, the Fund's independent registered public accounting firm, legal counsel, financial printers(R.R. Donnelly & Sons and Bowne & Co., Inc.), the Fund's proxy voting service provider (Alamo Direct Mail Services, Inc.), the Fund's proxy solicitor (Georgeson Shareholder Communications Inc.), rating agencies that maintain ratings on certain Columbia Funds (Fitch, Inc.) and service providers that support Columbia Management's trading systems (InvestorTool, Inc. and Thomson Financial).These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. The Fund may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Certain clients of the Fund's investment adviser(s) may follow a strategy similar to that of the Fund, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Fund.

DETERMINATION OF NET ASSET VALUE

Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the official closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value following procedures approved by the Trust's Board of Trustees.

(The following two paragraphs are applicable only to Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund) and Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund))

Trading in securities on stock exchanges and over-the-counter markets in foreign securities markets is normally completed well before the close of the business day in New York. Trading on foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

AMORTIZED COST FOR MONEY MARKET FUNDS (SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "INFORMATION CONCERNING THE FUND" IN PART 1 OF THE SAI OF COLUMBIA MONEY MARKET FUND (FORMERLY NAMED LIBERTY MONEY MARKET FUND) AND COLUMBIA MUNICIPAL MONEY MARKET FUND (FORMERLY NAMED LIBERTY MUNICIPAL MONEY MARKET
FUND))

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Under the amortized cost method a security is initially valued at cost and thereafter any discount or premium from maturity value is amortized ratably to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. If a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Columbia Money Market Fund (formerly named Liberty Money Market Fund) or the Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund) for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund may accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CMS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Investors should understand that, since the offering price of the Fund's shares is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge paid as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CMD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CMD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CMD may from time to time reallow additional amounts to all or certain FSFs. CMD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CMD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars. Travelers checks, gift checks, credit card convenience checks, credit cards, cash and ban counter (starter checks) are not accepted.

CMS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CMS, provided the new FSF has a sales agreement with CMD.

Shares credited to an account are transferable upon written instructions in good order to CMS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you may send the certificates to CMS for deposit to your account.

In addition to the commissions specified in a Fund's prospectus and this SAI, CMD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that CMD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CMD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, CMD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.

In addition, CMD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.

CMD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:

1st Global Capital Corp
401 Company
ABN AMRO Trust Services
ADP Retirement Services
Advest
AEGON/Transamerica
AG Edwards
American Century Services
American Express
AMG
AON Consulting
AST Trust Company
Banc of America Investment Services
BancOne
Bear Stearns
Benefit Plan Administrators
Bidwell & Company
BNY Clearing
C N A Trust
Charles Schwab
CIBC Oppenheimer
Citigroup Global Markets
CitiStreet Associates LLC
City National Bank
City of Milwaukee
Columbia Trust Company
Commonwealth Financial
Compensation & Capital
CPI Qualified Plan Consultants
Daily Access Concepts
Davenport & Company
Delaware Investments
Digital Retirement Solutions
Discover Brokerage
Dreyfus/Mellon
Edgewood Services
Edward Jones

E-Trade,
ExpertPlan
FAS Liberty Life Spectrum
Ferris Baker Watts
Fidelity
Financial Data Services
Franklin Templeton
Freeman Welwood
Gem Group
Great West Life
Hewitt Associates LLC
Huntington Bank
ING
Intermountain Health Care
Investmart, Inc.
Investment Manager Services (IMS)
Janney Montgomery Scott
JJB Hilliard Lyons
JP Morgan/American Century
Kenney Investments
Kirkpatrick Pettis Smith Polian Inc
Legg Mason Wood Walker
Liberty Life
Lincoln Financial
Lincoln Life
Linsco Private Ledger
M & T Securities
Marquette Trust Company
Mass Mutual Life
Matrix Settlement & Clearance Services (MSCS)
McDonald Investments
Merrill Lynch
MetLife
MFS
Mfund Trax
MidAtlantic Capital
Milliman USA
Morgan Keegan
Morgan Stanley Dean Witter
PFPC
Nationwide Investment Services
Neuberger Berman Mgmt
NFP Securities
NSD -NetStock Sharebuilder
NYLife Distributors
Optimum Investment Advisors
Orbitex
Pershing LLC
Phoenix Home Life
Piper Jaffray
PNC
PPI Employee Benefits
Private Bank & Trust
Prudential
Putnam Investments
Raymond James
RBC Dain Rausher
Robert W Baird
Royal Alliance
RSM McGladrey Inc.

Safeco
Scott & Stringfellow
Scudder Investments
Security Benefit
Segall Bryant Hamill
South Trust Securities
Southwest Securities
Standard Insurance
Stanton Group
State of NY Deferred Compensation Plan
Stephens, Inc.
Stifel Nicolaus & Co
Strong Capital
Sungard T Rowe Price
Trustar Retirement Services
Trustlynx/Datalynx
UBS Financial Services
USAA Investment Management
Vanguard
Wachovia
TD Waterhouse
Webster Investment Services
Wells Fargo
Wilmington Trust

PLEASE CONTACT YOUR FSF OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY
RECEIVE.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most Funds advised by the Advisor may be purchased through the Automatic Investment Plan. Electronic fund transfers for a fixed amount of at least $50 ($25 for IRA) are used to purchase a Fund's shares at the public offering price next determined after CMD receives the proceeds. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CMD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, D, T, G and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any fund distributed by CMD in which you have a current balance of at least $5,000 into the same class of shares of up to five other Funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Sales charges may apply if exchanging from a money market fund. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC or sales charges.

Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Management Services, Inc. (formerly named Columbia Funds Services, Inc.) (CMS) P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or financial advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CMD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" below for more information.

CLASS T SHAREHOLDER SERVICES PLAN. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the Trusts plan to enter into servicing agreements with institutions (including Bank of America Corporation and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each Fund other than the Columbia Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the Fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares;
(ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.

The payments under the servicing agreements entered into as of the date of this SAI are limited to an aggregate fee of not more than 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.15% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The Funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.

Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such Funds on any day do not exceed the income to be accrued to such Class T shares on that day.

The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the Funds. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Columbia's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.

TAX-SHELTERED RETIREMENT PLANS (Retirement Plans). CMD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Management prototype plans offered through CMD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CMD.

Participants in Retirement Plans not sponsored by CTC, not including Individual Retirement Accounts (IRAs), may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with CMS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CMS. The close out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any Fund distributed by CMD, or if the Retirement Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling CMS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification numbers available when calling.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CMS for more information at 1-800-345-6611.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHTS OF ACCUMULATION (Columbia Class A and Class T shares, Nations Class A shares and Galaxy Retail A shares only) (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase of Class A or Class T shares with prior purchases of other funds and classes distributed by CMD. The applicable sales charge is based on the combined total of:

1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all shares of funds for which CMD serves as distributor (Funds) held by the shareholder.

CMD must be promptly notified of each purchase with respect to which a shareholder is entitled to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CMS. A Fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A, Class E and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all fund shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund)). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CMS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement (provided the FSF returns to CMD the excess commission previously paid during the thirteen-month period). The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price.

If the amount of the Statement is not purchased, the shareholder shall remit to CMD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CMS will redeem escrowed Class A, E or T shares with a value equal to such difference. The additional FSF commission will be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CMS at 1-800-345-6611.

NET ASSET VALUE ELIGIBILITY GUIDELINES (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS).

1. Employees, brokers and various relationships that are allowed to buy at NAV. Class A shares of certain Funds may be sold at (NAV) to the following individuals, whether currently employed or retired: Employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries; Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CMD, or its successors and companies affiliated with the Advisor; Registered representatives and employees of Financial Service Firms (including their affiliates) that are parties to dealer agreements or other sales arrangements with CMD; Nations Funds' Trustees, Directors and employees of its investment sub-advisers; Broker/Dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes; employees or partners of any contractual service provider to the funds

     NAV eligibility for Class A purchase also applies to the families of the parties listed above and their beneficial accounts. Family members include: spouse, parent, stepparent, legal guardian, child, stepchild, father-in-law and mother-in-law.

     Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

     Registered broker/dealer firms that have entered into a Nations Funds dealer agreement with BACAP Distributors, LLC may buy Class A shares without paying a front-end sales charge for their investment account only.

     Banks, trust companies and thrift institutions, acting as fiduciaries.

2. Grandfathered investors. Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may purchase Class A shares of any Fund at NAV in those cases where a Columbia Fund Class Z share is not available.

     Shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at (NAV) will continue to be eligible for NAV purchases into those Nations Fund accounts opened through August 19, 2005.

     Galaxy Fund shareholders prior to December 1, 1995; and shareholders who
     (i) purchased Galaxy Fund Prime A shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.

     (For Class T shares only) Shareholders who (i) purchased Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

3. Reinstatement. Subject to the fund policy on trading of fund shares, an investor who has redeemed class A, B, C, D, G or T shares may, upon request, reinstate within 1 year a portion or all of the proceeds of such sales in shares of class A of any fund at the NAV next determined after Columbia Management Services, Inc. received a written reinstatement request and payment.

4. Retirement Plans. Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with CMD pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

5. Non-U.S. Investors. Certain pension, profit-sharing or other employee benefit plans offered to non-US investors may be eligible to purchase Class A shares with no sales charge.

6. Reorganizations. At the Fund's discretion, NAV eligibility may apply to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

7. Rights of Accumulation (ROA). The value of eligible accounts, regardless of class, maintained by you and you and your immediate family may be combined with the value of your current purchase to reach a sales discount level and to obtain the lower sales charge for your current purchase.

8. Letters of Intent (LOI). You may pay a lower sales charge when purchasing class A shares by signing a letter of intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the LOI within 13 months. If your LOI purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Class A, B, C, D, E, matured F, G and T shares) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act
     (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CMS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value at the time that the SWP is established. Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met. For redemptions in excess of 12% of the account's value at the time that the SWP is established, a CDSC will be charged on the SWP redemption. The 12% limit does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by CMD.

6. Qualified Retirement Plans. CDSCs may be waived on CMD shares sold by employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must be a participant in an alliance program th at has signed an agreement with Columbia Funds or CMD.

7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and
     (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

8. Return of Commission. CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

9. Non-U.S. Investors. CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

10. IRS Section 401 and 457. CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under
     Section 401 or 457 of the tax code.

11. Medical Payments. CDSCs may be waived on shares redeemed for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

12. Plans of Reorganization. At the Funds' discretion, CDSCs may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a fund is a party.

13. Charitable Giving Program. CDSCs may be waived on the sale of Class C or Class D shares sold by a non-profit organization qualified under Section 501(c)(3) of the tax code in connection with the Banc of America Capital Management Charitable Giving Program.

14. The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling or delay sending proceeds from your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction to CMS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CMS and many banks. Additional documentation may be required for sales by corporations, agents, fiduciaries, surviving joint owners, individual retirement account holders and other legal entities. Call CMS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, FSF's are responsible for furnishing all necessary documentation to CMS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN (SWP). The shareholder may establish a SWP. A specified dollar amount, share amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawalsof shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their share account may do so but may be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CMS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in "street name" must be made payable to the back office via the NSCC.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions by check and ACH are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, to a pre-existing bank account or furnishing a signature guaranteed request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CMS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address account and taxpayer identification numbers. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions apply to retirement plan accounts.

CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A and Z shares of certain Funds)

Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CMS will provide checks to be drawn on Mellon Trust of New England, N.A. (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks., However, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON-CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, a Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

INFORMATION APPLICABLE TO CLASS G AND CLASS T SHARES

The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the Funds are subject to a front-end sales charge. Investments in Class G shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.15% and 0.30%, respectively, of the Fund's average daily net assets attributable to its Class T shares. Class G shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.80% and 0.95%, respectively, of the Fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares. Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.

CLASS T SHARES. The public offering price for Class T shares of the Funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 to $25,000,000. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                                    REALLOWANCE TO
                                     REALLOWANCE TO DEALERS        DEALERS AS A % OF
                                    AS A % OF OFFERING PRICE        OFFERING PRICE
      AMOUNT OF TRANSACTION          PER SHARE - BOND FUNDS    PER SHARE - EQUITY FUNDS
      ---------------------         ------------------------   ------------------------
Less than $50,000                             4.25                       5.00
$50,000 but less than $100,000                3.75                       3.75
$100,000 but less than $250,000               2.75                       2.75
$250,000 but less than $500,000               2.00                       2.00
$500,000 but less than $1,000,000             1.75                       1.75
$1,000,000 and over                           0.00                       0.00

The appropriate reallowance to dealers will be paid by CMD to broker-dealer organizations which have entered into agreements with CMD. The reallowance to dealers may be changed from time to time.

Certain affiliates of the Advisor may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of Bank of America Corporation's affiliates.

INFORMATION APPLICABLE TO CERTAIN CLASS G SHARES RECEIVED BY FORMER GALAXY FUND RETAIL B SHAREHOLDERS IN CONNECTION WITH THE GALAXY/LIBERTY REORGANIZATION. The following table describes the CDSC schedul e applicable to Class G shares received by former Galaxy Fund Retail B shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 None

Class G shares received in exchange for Galaxy Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares seven years after purchase. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Asset Allocation Fund and/or International Equity Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.50
Through second year                   5.00
Through third year                    4.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Through the seventh year              None
Longer than seven years               None

If you acquired Retail B Shares in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class T shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

CLASS G SHARES PURCHASED AFTER THE GALAXY/LIBERTY REORGANIZATION. The public offering price for Class G shares of the Funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within seven years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from CMD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Columbia may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a Fund. See "Class T Shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to CMD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares. Class G shares of a Fund will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow CMD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.

Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - (i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a Fund, and subsequently acquires additional Class G shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the Fund, including those acquired through reinvestment, will convert to Class T shares of the Fund on the same date.

INFORMATION APPLICABLE TO CERTAIN CLASS B SHAREHOLDERS

Except for the following, Class B Share Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.

The following table describes the CDSC schedule applicable to Class B shares received by Galaxy Quality Plus Bond Fund shareholders in exchange for Prime B Shares in connection with the Galaxy/Liberty reorganization.

SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

     Automatic conversion to Class A shares occurs eight years after purchase.

     The Class B share discount program for purchases of $250,000 or more is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

INFORMATION APPLICABLE TO CERTAIN CLASS A SHAREHOLDERS:

     Except as set forth in the following paragraph, Class A share CDSCs are described in the Prospectuses:

     Class A shares received by former Galaxy High Quality Bond Fund shareholders in exchange for Prime A Shares in connection with the Galaxy/Liberty reorganization of that Fund are subject to a 1% CDSC upon redemption of such Class A shares if the Prime A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.

Shares of some Funds that pay daily dividends (include Funds) will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. Shares of some Funds that pay daily dividends (exclude Funds) Columbia will be earned starting with the day after that Fund receives payments for the shares. To determine whether a particular Fund is an include or exclude fund, customers can call 1-800-345-6611.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of certain other funds. The prospectus of each Fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange Consult CMS before requesting an exchange.

If you acquire Class A shares of an international fund by exchange from any other fund, you will not be permitted to exchange those shares into another fund for 30 calendar days, although you may redeem those shares at any time. An exchange order received prior to the expiration of the 30-day period will not be honored.

By calling CMS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CMS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CMS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CMS may require customary additional documentation. Prospectuses of the other Funds are available from the CMD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

Consult your FSF or CMS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund. Sales charges may apply for exchanges from money market funds.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Trust has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2005. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust's By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series. Shares of each Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

          Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

          Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

AAA bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

AA bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

BA bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Prime-1 Highest Quality
          Prime-2 Higher Quality
          Prime-3 High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these securities, and 'D' represents the lowest potential for recovery.

                                   APPENDIX II

                   COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA")
                      PROXY VOTING POLICIES AND PROCEDURES
                 ADOPTED JULY 1, 2003 AND REVISED MARCH 4, 2005

POLICY:

ALL PROXIES(1) REGARDING CLIENT SECURITIES FOR WHICH COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA") HAS ASSUMED AUTHORITY TO VOTE SHALL, UNLESS CMA DETERMINES IN ACCORDANCE WITH POLICIES STATED BELOW TO ABSTAIN FROM VOTING, BE VOTED IN A MANNER CONSIDERED BY CMA TO BE IN THE BEST INTEREST OF CMA'S CLIENTS, INCLUDING THE CMG FAMILY FUNDS(2) AND THEIR SHAREHOLDERS, WITHOUT REGARD TO ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES. THE BEST INTEREST OF CLIENTS IS DEFINED FOR THIS PURPOSE AS THE INTEREST OF ENHANCING OR PROTECTING THE ECONOMIC VALUE OF CLIENT ACCOUNTS, CONSIDERED AS A GROUP RATHER THAN INDIVIDUALLY, AS CMA DETERMINES IN ITS SOLE AND ABSOLUTE DISCRETION. IN THE EVENT A CLIENT BELIEVES THAT ITS OTHER INTERESTS REQUIRE A DIFFERENT VOTE, CMA SHALL VOTE AS THE CLIENT CLEARLY INSTRUCTS, PROVIDED CMA RECEIVES SUCH INSTRUCTIONS IN TIME TO ACT ACCORDINGLY.

CMA ENDEAVORS TO VOTE, IN ACCORDANCE WITH THIS POLICY, ALL PROXIES OF WHICH IT BECOMES AWARE, SUBJECT TO THE FOLLOWING EXCEPTIONS (UNLESS OTHERWISE AGREED) WHEN CMA EXPECTS TO ROUTINELY ABSTAIN FROM VOTING:

     1. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE THE SECURITY HAS BEEN LOANED FROM THE CLIENT'S ACCOUNT.

     2. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE CMA DEEMS THE COSTS TO THE CLIENT AND/OR THE ADMINISTRATIVE INCONVENIENCE OF VOTING THE SECURITY (E.G., SOME FOREIGN SECURITIES) OUTWEIGH THE BENEFIT OF DOING SO.

CMA SEEKS TO AVOID THE OCCURRENCE OF ACTUAL OR APPARENT MATERIAL CONFLICTS OF INTEREST IN THE PROXY VOTING PROCESS BY VOTING IN ACCORDANCE WITH PREDETERMINED VOTING GUIDELINES, AS STATED BELOW. FOR THOSE PROXY PROPOSALS THAT REQUIRE SPECIAL CONSIDERATION OR IN INSTANCES WHERE SPECIAL CIRCUMSTANCES MAY REQUIRE VARYING FROM THE PREDETERMINED GUIDELINES, THE CMG PROXY COMMITTEE WILL DETERMINE THE BEST INTEREST OF CMA'S CLIENTS AND VOTE ACCORDINGLY, WITHOUT CONSIDERATION OF ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES.

OVERVIEW:

CMA's policy is based upon its fiduciary obligation to act in its clients' best interest. Citing this obligation, the SEC has adopted rules pursuant to the Investment Advisers Act of 1940 and Investment Company Act of 1940 with respect to proxy voting.

PROCEDURE:

I. ACCOUNT POLICIES

Except as otherwise directed by the client, CMA shall vote as follows:

SEPARATELY MANAGED ACCOUNTS

CMA shall vote proxies on securities held in its separately managed accounts.

COLUMBIA TRUST COMPANY (CTC) TRUST POOLS

CMA shall vote proxies on securities held in the trust pools.

CMG FAMILY FUNDS/CMA FUND TRUST

CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

COLUMBIA PRIVATE PORTFOLIO

CMA shall vote proxies on securities held in its separately managed accounts.

ALTERNATIVE INVESTMENT GROUP

----------
(1) The term "proxy" as used herein refers to consents, elections and authorizations solicited by any party with respect to securities of any sort.

(2) A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

CMA's clients may invest in securities ("Alternative Investments") issued by alternative investment vehicles (i.e. hedge funds, private equity funds, and other alternative investment pools) that are structured as private limited partnerships ("LPs"), limited liability companies ("LLCs") or offshore corporations. Generally, CMA's Alternative Investment Group ("AIG") is the platform through which CMA provides advisory services relating to Alternative Investments.

The voting rights of Alternative Investments generally are rights of contract set forth in the limited liability company or limited partnership agreement, in the case of LLCs and LPs, or Memorandum and Articles of Association or By-laws, in the case of offshore corporations. Also, as privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, proxies are not solicited regarding Alternative Investment vehicles. Instead, consents may be solicited from members, limited partners or shareholders.

Because of the unique characteristics of Alternative Investments, CMA has a tailored process for voting Alternative Investment proxies and consents.

Process

AIG will vote all Alternative Investment proxies and consents in accordance with this Policy. The committee voting AIG proxies consists of AIG senior management, investment and operations professionals. Conflicts of interest are to be monitored and resolved as set forth in this Policy.

II. PROXY COMMITTEE

CMA shall establish a Proxy Committee whose standing members shall include the head of core equity, head of value, head of growth, head of income strategies, head of equity research and head of fixed income research. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf.

The Proxy Committee's functions shall include, in part,

          (a) direction of the vote on proposals where there has been a recommendation to the Committee, pursuant to Section IV.B, not to vote according to the predetermined Voting Guidelines stated in Section IV.A or on proposals which require special, individual consideration in accordance with Section IV.C;

          (b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

          (c) review at least annually of existing Voting Guidelines and need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

          (d) development and modification of Voting Procedures, as stated in
          Section V, as it deems appropriate or necessary.

The Proxy Committee shall establish a charter, which shall set forth the Committee's purpose, membership and operation. The Committee's charter shall be consistent, in all material respects, with this policy and procedure.

III. CONFLICTS OF INTEREST

With Other Bank of America Businesses

Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

Within CMA

Conflicts of interest may also arise from the business activities of CMA. For example, CMA might manage (or be seeking to manage) the assets of a benefit plan for an issuer. CMA may also be presented with an actual or apparent conflict of interest where proxies of securities issued by BAC or a CMG Family Fund, for which CMA serves as investment adviser, are to be voted for a client's account.

Management of Conflicts

CMA's policy is to always vote proxies in the best interest of its clients, as a whole, without regard to its own self-interest or that of its affiliates. BAC as well as CMA has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

          1. BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or (as in the case of BACAP associates) non-trust fiduciary responsibilities, including investment decision-making and proxy voting.

          2. In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.

          3. Within CMA, CMA's Code of Ethics affirmatively requires that associates of CMA act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's Clients.

          4. By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

               - To disclose to the chairperson of the Proxy Committee and the chairperson to the head of CMG Compliance any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA shall vote proxies. In the event the chairperson of the Proxy Committee has a conflict of interest regarding a given matter, he or she shall abstain from participating in the Committee's determination of whether and/or how to vote in the matter; and

               - To refrain from taking into consideration, in the decision as to whether or how CMA shall vote proxies:

                    - The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

                    - Any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of CMA or BAC.

Where a material conflict of interest is determined to have arisen in the proxy voting process that may not be adequately mitigated by voting in accordance with the predetermined Voting Guidelines, CMA's policy is to invoke one or more of the following conflict management procedures:

1. Convene the Proxy Committee for the purpose of voting the affected proxies in a manner that is free of the conflict.

2. Causing the proxies to be voted in accordance with the recommendations of a qualified, independent third party, which may include CMA's proxy voting agent.

3. In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

IV. VOTING GUIDELINES

A. THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING PROXIES:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

     - Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

          However, CMA generally will WITHHOLD votes from pertinent director nominees if:

               (i) the board as proposed to be constituted would have more than one-third of its members from management;

               (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);

               (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);

               (iv) a director serves on more than six public company boards;

               (v) the CEO serves on more than two public company boards other than the company's board.

          On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

     - Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.

     - Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

     - Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

          -    Established governance standards and guidelines.

          - Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.

          - Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

          - A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

          - Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

          - The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

     - Proposals that grant or restore shareholder ability to remove directors with or without cause.

     - Proposals to permit shareholders to elect directors to fill board vacancies.

     - Proposals that encourage directors to own a minimum amount of company stock.

     -    Proposals to provide or to restore shareholder appraisal rights.

     -    Proposals to adopt cumulative voting.

     -    Proposals for the company to adopt confidential voting.

CMA generally will vote AGAINST:

     - Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

     - Proposals that give management the ability to alter the size of the board without shareholder approval.

     - Proposals that provide directors may be removed only by supermajority vote.

     -    Proposals to eliminate cumulative voting.

     - Proposals which allow more than one vote per share in the election of directors.

     - Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

     - Proposals that mandate a minimum amount of company stock that directors must own.

     -    Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

     - Director and officer indemnification and liability protection. CMA is opposed to entirely eliminating directors' and officers' liability for monetary damages for violating the duty of care. CMA is also opposed to expanding coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. CMA supports proposals which provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he/she reasonably believed was in the best interests of the company, AND (ii) if the director's legal expenses would be covered.

     - Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

     - Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 10% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

     - Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

     -    Proposals asking a company to expense stock options.

     -    Proposals to put option repricings to a shareholder vote.

     - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

CMA generally will vote AGAINST:

     - Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.

     - Proposals to authorize the replacement or repricing of out-of-the money options.

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

     - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

          For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

     - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

     - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

     - Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

     - CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

     - CMA generally votes FOR shareholder proposals to eliminate a poison pill.

     - CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

     - CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.

Supermajority vote

     - CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

     - CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

     - Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

     - Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

          -    Credible reason exists to question:

               - The auditor's independence, as determined by applicable regulatory requirements.

               - The accuracy or reliability of the auditor's opinion as to the company's financial position.

          - Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.

     - Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

     - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

     - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

     - Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

     - Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.

CMA will vote AGAINST:

     - Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

     - Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

     - Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

     - FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

     - FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

     - Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

     - Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

     - Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

     - Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.

     - Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.

     - Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

8.  Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

     -    Board structure

     -    Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     - Ignore a shareholder proposal that is approved by a majority of shares outstanding;

     - Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

     -    Are interested directors and sit on the audit or nominating committee;
          or

     - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

     -    Past performance relative to its peers

     -    Market in which fund invests

     - Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

     - Past shareholder activism, board activity and votes on related proposals

     -    Strategy of the incumbents versus the dissidents

     -    Independence of incumbent directors; director nominees

     -    Experience and skills of director nominees

     -    Governance profile of the company

     -    Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Past performance as a closed-end fund

     -    Market in which the fund invests

     -    Measures taken by the board to address the discount

     - Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

     -    Proposed and current fee schedules

     -    Fund category/investment objective

     -    Performance benchmarks

     -    Share price performance as compared with peers

     -    Resulting fees relative to peers

     -    Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

     -    Stated specific financing purpose

     -    Possible dilution for common shares

     -    Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

     -    Potential competitiveness

     -    Regulatory developments

     -    Current and potential returns

     -    Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a nonfundamental restriction, considering the following factors:

     -    Fund's target investments

     -    Reasons given by the fund for the change

     -    Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:

     -    Political/economic changes in the target market

     -    Consolidation in the target market

     -    Current asset composition

Change in Fund's Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:

     -    Potential competitiveness

     -    Current and potential returns

     -    Risk of concentration

     -    Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

     -    Strategies employed to salvage the company

     -    Past performance of the fund

     -    Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

     -    The degree of change implied by the proposal

     -    The efficiencies that could result

     -    The state of incorporation; net effect on shareholder rights

     -    Regulatory standards and implications

CMA will vote FOR:

     - Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

     - Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

     -    Proposals enabling the Board to:

          -    Change, without shareholder approval the domicile of the fund

          - Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

     -    Regulations of both states

     -    Required fundamental policies of both states

     -    The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Fees charged to comparably sized funds with similar objectives

     -    The proposed distributor's reputation and past performance

     -    The competitiveness of the fund in the industry

     -    Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Resulting fee structure

     -    Performance of both funds

     -    Continuity of management personnel

     -    Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

     -    Performance of the fund's NAV

     -    The fund's history of shareholder relations

     -    The performance of other funds under the adviser's management

9. Alternative Investment Group ("AIG") Matters

The AIG Proxy Sub-Committee generally will vote in accordance with the guidelines set forth in this policy. With respect to matters that are not addressed by the guidelines, the AIG Proxy Sub-Committee will vote each such matter on a CASE-BY-CASE basis.

B. ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.

A Portfolio Manager, sub-adviser or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines stated in Section IV.A. In this situation, he or she shall request that the Proxy Committee consider voting the proxy other than according such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption.

C. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The following proposals require special, individual consideration. The Proxy Committee will determine how proxies related to all such proposals will be voted.

               1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

               2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

               3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

               4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

               5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified in Section IV.A.

               6. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

               7. PREEMPTIVE RIGHTS. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines set forth in Section IV above. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to effect the purposes of this Policy.

     - CMA shall use an independent, third-party vendor (currently Institutional Shareholder Services ("ISS")), to implement its proxy voting process as CMAs proxy voting agent. This retention is subject to CMA continuously assessing the vendor's independence from CMA and its affiliates, and the vendor's ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with CMA's proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor's other clients and the owners, officers or employees of any such firm, on the one hand, and CMA's clients, on the other hand. As means of performing this assessment, CMA will require various reports and notices from the vendor, as well as periodic audits of the vendor's voting record and other due diligence.

     - ISS shall provide proxy analysis and record keeping services in addition to voting proxies on behalf of CMA in accordance with this Policy.

     - On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in all accounts over which CMA has voting authority. Information regarding equity holdings for international portfolio shall be sent weekly.

     - ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be promptly noted and resolved by ISS, with notice to CMA.

     - Whenever a vote is solicited, ISS shall execute the vote according to CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section IV.A.

     - If ISS is not sure how to vote a particular proxy, then ISS will issue a request for voting instructions to CMA over a secure website. CMA personnel shall check this website regularly. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's understanding of the Voting Guidelines previously delivered to ISS. CMA shall promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

     - Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

     - ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

VI. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in CMA's Form ADV. Upon receipt of a Client's request for more information, CMA will provide to the Client a copy of this Policy and/or how CMA voted proxies for the Client pursuant to this Policy for up to a one-year period.

                         COLUMBIA DISCIPLINED VALUE FUND
                                  (THE "FUND")

   SUPPLEMENT TO THE PROSPECTUSES DATED FEBRUARY 1, 2005 (THE "PROSPECTUSES")

      The Prospectuses are hereby supplemented with the following information:

      1. The date on the front cover of each of the Prospectuses is revised to read "________________, 2005."

      2. The following sentence is added to the section entitled "Performance History":

      Year-to-date performance through ____________, 2005 for the following share classes of the Fund were as follows:

                           Class A --       ___%
                           Class T --       ___%
                           Class Z --       ___%

      3. The "Annual Fund Operating Expenses" and "Example Expenses" tables in the section entitled "Your Expenses" are updated and restated in their entirety as follows:

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                 CLASS        CLASS      CLASS        CLASS         CLASS        CLASS
                                                   A            B          C            T             G            Z
                                                 -----        -----      -----        -----         -----        -----
Management fee (1)  (%)                            [0.77]     [0.77]     [0.77]         [0.77]        [0.77]     [0.77]
Distribution and service (12b-1) fees (%)          [0.25(2)]  [1.00]     [1.00]         [0.00]        [0.95(3)]  [0.00]
Other expenses (5)  (%)                            [0.25]     [0.25]     [0.25]         [0.55(4)]     [0.25]     [0.25]
Total annual fund operating expenses (%)           [1.27]     [2.02]     [2.02]         [1.32]        [1.97]     [1.02]

(1) The Fund pays a management fee of 0.70% and an administration fee of 0.07%. Management fees have been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

(2) The Fund may pay distribution and service (12b-1) fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), but will limit such fees to an aggregate fee of not more than 0.25% for Class A shares during the current fiscal year.

(3) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95% during the current fiscal year.

(4) The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.30% during the current fiscal year.

(5) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

                                                              1 YEAR       3 YEARS      5 YEARS      10 YEARS
                                                              ------       -------      -------      --------
Class A                                                       [$697]       [$ 955]      [$1,232]      [$2,021]
Class B:       did not sell your shares                       [$205]       [$ 634]      [$1,088]      [$2,155]
               sold all your shares at end of period          [$705]       [$ 934]      [$1,288]      [$2,155]
Class C:       did not sell your shares                       [$205]       [$ 634]      [$1,088]      [$2,348]
               sold all your shares at end of period          [$305]       [$ 634]      [$1,088]      [$2,348]
Class T                                                       [$702]       [$ 969]      [$1,257]      [$2,074]
Class G:       did not sell your shares                       [$200]       [$ 618]      [$1,062]      [$2,128]
               sold all your shares at end of period          [$700]       [$1018]      [$1,362]      [$2,128]
Class Z                                                       [$104]       [$ 325]      [$  563]      [$1,248]

      4. The section entitled "Financial Highlights" is updated and restated in its entirety as follows:

Selected data for a share outstanding throughout each period is as follows:

                                         (UNAUDITED)
                                          SIX MONTHS          YEAR ENDED
                                            ENDED             SEPTEMBER       PERIOD ENDED
                                           MARCH 31,             30,          SEPTEMBER 30,
CLASS A SHARES                              2005               2004 (a)       2003 (b)(c)
------------------------------------     -----------          ----------      ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                                 $      12.71        $      11.02     $    10.06
                                         ------------        ------------     ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (d)                      0.11(e)             0.17           0.04
  Net realized and unrealized gain
   on investments                                1.04                1.75           0.92
                                         ------------        ------------     ----------
  Total from Investment Operations               1.15                1.92           0.96
                                         ------------        ------------     ----------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
  From net investment income                    (0.10)              (0.23)            --
                                         ------------        ------------     ----------
NET ASSET VALUE, END OF PERIOD           $      13.76        $      12.71     $    11.02
  Total return (f)                               9.07%(g)           17.53%          9.54%(g)
                                         ------------        ------------     ----------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
  Expenses (h)                                   1.26%(i)            1.31%          1.31%(i)
  Net investment income (h)                      1.65%(i)            1.34%          0.49%(i)
  Portfolio turnover rate                          43%(g)             101%            50%(g)
  Net assets, end of period (000's)      $      3,464        $      2,511     $      903
                                         ------------        ------------     ----------

(a) On October 13, 2003, the Liberty Equity Value Fund was renamed the Columbia Disciplined Value Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) Class A shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Net investment income per share reflects a special dividend which amounted to $0.02 per share.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

                                         (UNAUDITED)
                                          SIX MONTHS          YEAR ENDED
                                            ENDED              SEPTEMBER      PERIOD ENDED
                                           MARCH 31,              30,         SEPTEMBER 30,
CLASS B SHARES                              2005                2004 (a)      2003 (b)(c)
------------------------------------     -----------          ----------      ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                                 $      12.16        $      10.49     $     9.67
                                         ------------        ------------     ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (d)               0.06(e)             0.07          (0.02)
  Net realized and unrealized gain
   on investments                                0.99                1.67           0.84
                                         ------------        ------------     ----------

  Total from Investment Operations               1.05                1.74           0.82
                                         ------------        ------------     ----------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
  From net investment income                    (0.05)              (0.07)            --
                                         ------------        ------------     ----------
NET ASSET VALUE, END OF PERIOD           $      13.16        $      12.16     $    10.49
  Total return (f)                               8.64%(g)           16.64%          8.48%(g)
                                         ------------        ------------     ----------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
  Expenses (h)                                   2.01%(i)            2.06%          2.26%(i)
  Net investment income (h)                      0.90%(i)            0.60%         (0.27)%(i)
  Portfolio turnover rate                          43%(g)             101%            50%(g)
  Net assets, end of period (000's)      $      3,424        $      2,370     $      338
                                         ------------        ------------     ----------

(a) On October 13, 2003, the Liberty Equity Value Fund was renamed the Columbia Disciplined Value Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) Class B shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Net investment income per share reflects a special dividend which amounted to $0.02 per share.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

                                          (UNAUDITED)
                                          SIX MONTHS          YEAR ENDED
                                             ENDED            SEPTEMBER       PERIOD ENDED
                                           MARCH 31,              30,          SEPTEMBER 30,
CLASS C SHARES                               2005              2004 (a)        2003 (b)(c)
-----------------------------------      -----------          ----------      ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                                 $      12.14        $      10.47     $     9.67
                                         ------------        ------------     ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (d)               0.06(e)             0.07          (0.05)
  Net realized and unrealized gain
   on investments                                0.99                1.67           0.85
                                         ------------        ------------     ----------
  Total from Investment Operations               1.05                1.74           0.80
                                         ------------        ------------     ----------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
  From net investment income                    (0.05)              (0.07)            --
                                         ------------        ------------     ----------
NET ASSET VALUE, END OF PERIOD           $      13.14        $      12.14     $    10.47
  Total return (f)                               8.65%(g)           16.67%          8.27%(g)(h)
                                         ------------        ------------     ----------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
  Expenses (i)                                   2.01%(j)            2.07%          2.49%(j)
  Net investment income (loss) (i)               0.90%(j)            0.63%         (0.60)%(j)
  Waiver/reimbursement                             --                  --           0.49%(j)
  Portfolio turnover rate                          43%(g)             101%            50%(g)
  Net assets, end of period (000's)      $        451        $        291     $       24
                                         ------------        ------------     ----------

(a) On October 13, 2003, the Liberty Equity Value Fund was renamed the Columbia Disciplined Value Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) Class C shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Net investment income per share reflects a special dividend which amounted to $0.02 per share.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)   Not annualized.

(h) Had the Investment Advisor or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

                           (UNAUDITED)
                           SIX MONTHS        YEAR ENDED   PERIOD ENDED
                              ENDED          SEPTEMBER     SEPTEMBER
                            MARCH 31,           30,         30, 2004                     YEAR ENDED OCTOBER 31,
CLASS G SHARES                2005            2004 (a)       (b)(c)         2002         2001           2000           1999
------------------------   ----------        ----------   ------------      ----         ----           ----           ----
NET ASSET VALUE,
  BEGINNING OF PERIOD      $   12.17         $ 10.50      $     9.21       $ 12.10    $    16.73       $ 18.08       $   16.44
                           ---------         -------      ----------       -------    ----------       -------       ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
  (loss)                        0.06(d)(e)      0.08(d)        (0.04)(d)     (0.19)        (0.10)        (0.15)          (0.15)
  Net realized and
   unrealized gain (loss)
   on investments               0.98            1.67            1.33         (2.35)        (1.64)         1.25            2.40
                           ---------         -------      ----------       -------    ----------       -------       ---------
  Total from Investment
   Operations                   1.04            1.75            1.29         (2.54)        (1.74)         1.10            2.25
                           ---------         -------      ----------       -------    ----------       -------       ---------
LESS DISTRIBUTIONS
  DECLARED TO
  SHAREHOLDERS:
  From net investment
   income                      (0.05)          (0.08)             --            --            --            --              --
  From net realized gains         --              --              --         (0.35)        (2.89)        (2.45)          (0.61)
                           ---------         -------      ----------       -------    ----------       -------       ---------
  Total distributions
   declared to
   shareholders                (0.05)          (0.08)             --         (0.35)        (2.89)        (2.45)          (0.61)
                           ---------         -------      ----------       -------    ----------       -------       ---------
NET ASSET VALUE, END OF
  PERIOD                   $   13.16         $ 12.17      $    10.50       $  9.21    $    12.10       $ 16.73       $   18.08
  Total return (f)              8.58%(g)       16.67%          14.01%(g)    (21.85)       (11.00)%(h)     7.12%(h)       13.81%
                           ---------         -------      ----------       -------    ----------       -------       ---------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA:
  Expenses (i)                  1.96%(j)        2.06%           2.31%(j)      2.18%         2.13%         2.09%           2.08%
  Net investment income
   (loss) (i)                   0.95%(j)        0.64%          (0.47)%(j)    (1.15)        (0.91)        (0.83)%         (0.87)%
  Waiver/reimbursement            --              --              --            --          0.02%         0.03%             --
  Portfolio turnover rate         43%(g)         101%             50%(g)        99%          127%           72%             75%
  Net assets, end of
   period (000's)          $   6,295         $ 7,502      $   11,074       $16,791    $   25,776       $30,555       $  30,988
                           ---------         -------      ----------       -------    ----------       -------       ---------

(a) On October 13, 2003, the Liberty Equity Value Fund was renamed the Columbia Disciplined Value Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 25, 2002, the Galaxy Equity Value Fund, Retail B shares were redesignated Liberty Equity Value Fund, Class G shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Net investment income per share reflects a special dividend which amounted to $0.02 per share.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)   Not annualized.

(h) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

                           (UNAUDITED)
                           SIX MONTHS      YEAR ENDED    PERIOD ENDED
                              ENDED        SEPTEMBER      SEPTEMBER
                            MARCH 31,         30,         30, 2004                     YEAR ENDED OCTOBER 31,
CLASS T SHARES                2005          2004 (a)        (b)(c)         2002          2001            2000          1999
------------------------   ----------      ----------    ------------      ----          ----            ----          ----
NET ASSET VALUE,
  BEGINNING OF PERIOD      $   12.72        $  11.00      $    9.58       $  12.48    $    17.05       $  18.28      $   16.50
                           ---------        --------      ---------       --------    ----------       --------      ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
  (loss)                        0.11(d)(e)      0.16(d)        0.03(d)       (0.05)        (0.02)         (0.02)         (0.03)
  Net realized and
   unrealized gain (loss)
   on investments               1.03            1.76           1.39          (2.50)        (1.66)          1.25           2.42
                           ---------        --------      ---------       --------    ----------       --------      ---------
  Total from Investment
   Operations                   1.14            1.92           1.42          (2.55)        (1.68)          1.23           2.39
                           ---------        --------      ---------       --------    ----------       --------      ---------
LESS DISTRIBUTIONS
  DECLARED TO
  SHAREHOLDERS:
  From net investment
   income                      (0.10)          (0.20)            --             --            --          (0.01)            --
  In excess of net
   investment income              --              --             --             --            --             --(f)          --
  From net realized gains         --              --             --          (0.35)        (2.89)         (2.45)         (0.61)
  Total distributions
   declared to
   shareholders                (0.10)          (0.20)            --          (0.35)        (2.89)         (2.46)         (0.61)
                           ---------        --------      ---------       --------    ----------       --------      ---------
NET ASSET VALUE, END OF
  PERIOD                   $   13.76        $  12.72      $   11.00       $   9.58    $    12.48       $  17.05      $   18.28
  Total return (g)              8.95%(h)       17.54%         14.82%(h)     (21.31)%      (10.27)%(i)      7.83%         14.63%
                           ---------        --------      ---------       --------    ----------       --------      ---------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA:
  Expenses (j)                  1.96%(j)        2.06%          2.31%(j)       2.18%         2.13%          2.09%          2.08%
  Net investment income
   (loss) (j)                   1.31%(k)        1.38%          1.50%(k)       1.41%         1.39%          1.36%          1.37%
  Waiver/reimbursement            --              --             --             --          0.01%            --             --
  Portfolio turnover rate         43%(h)         101%            50%(h)         99%          127%            72%            75%
  Net assets, end of
   period (000's)          $ 135,959        $133,094      $ 127,993       $123,085    $  180,435       $226,836      $ 258,332
                           ---------        --------      ---------       --------    ----------       --------      ---------

(a) On October 13, 2003, the Liberty Equity Value Fund was renamed the Columbia Disciplined Value Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 25, 2002, the Galaxy Equity Value Fund, Retail A shares were redesignated Liberty Equity Value Fund, Class T shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Net investment income per share reflects a special dividend which amounted to $0.02 per share.

(f)   Rounds to less than $0.01 per share.

(g) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(h)   Not annualized.

(i) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k)   Annualized.

                           (UNAUDITED)
                           SIX MONTHS       YEAR ENDED   PERIOD ENDED
                              ENDED         SEPTEMBER     SEPTEMBER
                            MARCH 31,          30,        30, 2004                     YEAR ENDED OCTOBER 31,
CLASS Z SHARES                2005           2004 (a)       (b)(c)         2002          2001            2000          1999
------------------------   ----------       ----------   ------------      ----          ----            ----          ----
NET ASSET VALUE,
  BEGINNING OF PERIOD      $   12.95        $  11.24      $    9.75       $  12.65    $    17.17       $  18.35      $   16.51
                           ---------        --------      ---------       --------    ----------       --------      ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
  (loss)                        0.13(d)(e)      0.20(d)        0.08(d)       (0.02)         0.02           0.04           0.03
  Net realized and
   unrealized gain (loss)
   on investments               1.05            1.79           1.41          (2.53)        (1.65)          1.25           2.42
  Total from Investment
   Operations                   1.18            1.99           1.49          (2.55)        (1.63)          1.29           2.45
                           ---------        --------      ---------       --------    ----------       --------      ---------
LESS DISTRIBUTIONS
  DECLARED TO
  SHAREHOLDERS:
  From net investment
   income                      (0.12)          (0.28)            --             --            --          (0.02)            --
  In excess of net
   investment income              --              --             --             --            --             -- (f)         --
  From net realized gains         --              --             --          (0.35)        (2.89)         (2.45)         (0.61)
  Total distributions
   declared to
   shareholders                (0.12)          (0.28)            --          (0.35)        (2.89)         (2.47)         (0.61)
                           ---------        --------      ---------       --------    ----------       --------      ---------
NET ASSET VALUE, END OF
  PERIOD                   $   14.01        $  12.95      $   11.24       $   9.75    $    12.65       $  17.17      $   18.35
  Total return (g)              9.11%(h)       17.86%         15.28%(h)     (20.96)%       (9.91)%         8.22%         15.04%(i)
                           ---------        --------      ---------       --------    ----------       --------      ---------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA:
  Expenses (j)                  1.01%(k)        1.06%          1.04%(k)       0.98%         1.00%          1.00%          1.02%
  Net investment income
   (j)                          1.92%(k)        1.62%          0.82%(k)       0.05%         0.22%          0.26%          0.19%
  Waiver/reimbursement            --              --             --             --            --             --           0.01%
  Portfolio turnover rate         43%(h)         101%            50%(h)         99%          127%            72%            75%
  Net assets, end of
   period (000's)          $ 289,422        $283,469      $ 224,137       $167,867    $  152,002       $164,864      $ 281,064
                           ---------        --------      ---------       --------    ----------       --------      ---------

(a) On October 13, 2003, the Liberty Equity Value Fund was renamed the Columbia Disciplined Value Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 25, 2002, the Galaxy Equity Value Fund, Trust shares were redesignated Liberty Equity Value Fund, Class Z shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Net investment income per share reflects a special dividend which amounted to $0.02 per share.

(f)   Rounds to less than $0.01 per share.

(g)   Total return at net asset value assuming all distributions reinvested.

(h)   Not annualized.

(i) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k)   Annualized.

      5. The information under the heading "For More Information - Investment Company Act file number" is revised as follows:

      Columbia Funds Series Trust I: 811-4367

            -     Columbia Disciplined Value Fund

      6. The Prospectuses are hereby supplemented with the following information relating to hypothetical investment and expense information:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

      The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Fund assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested and that Class B shares and Class G shares converts to Class A shares and Class T shares, respectively, after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any fee waiver or expense reimbursement. Your actual costs may be higher or lower.

CLASS A

                              ANNUAL EXPENSE RATIO
                                       1.27%

         CUMULATIVE RETURN    HYPOTHETICAL YEAR-END        CUMULATIVE RETURN          HYPOTHETICAL YEAR         ANNUAL
          BEFORE FEES AND         BALANCE BEFORE        AFTER FEES AND EXPENSES       END BALANCE AFTER        FEES AND
YEAR         EXPENSES            FEES AND EXPENSES                                    FEES AND EXPENSES        EXPENSES
  1            5.00%                $ 9,896.25                   3.73%                    $ 9,776.55            $  696.93
  2           10.25%                $10,391.06                   7.60%                    $10,141.22            $  126.48
  3           15.76%                $10,910.62                  11.61%                    $10,519.49            $  131.20
  4           21.55%                $11,456.15                  15.78%                    $10,911.86            $  136.09
  5           27.63%                $12,028.95                  20.09%                    $11,318.87            $  141.17
  6           34.01%                $12,630.40                  24.57%                    $11,741.07            $  146.43
  7           40.71%                $13,261.92                  29.22%                    $12,179.01            $  151.89
  8           47.75%                $13,925.02                  34.04%                    $12,633.29            $  157.56
  9           55.13%                $14,621.27                  39.04%                    $13,104.51            $  163.44
 10           62.89%                $15,352.33                  44.23%                    $13,593.31            $  169.53

TOTAL GAIN BEFORE FEES AND EXPENSES $ 5,927.33
TOTAL GAIN AFTER FEES AND EXPENSES                                                        $ 4,168.31
TOTAL ANNUAL FEES AND EXPENSES                                                                                  $2,020.72

CLASS B

                                 ANNUAL EXPENSE RATIO
                                        2.02%

          CUMULATIVE RETURN      HYPOTHETICAL YEAR-END     CUMULATIVE RETURN     HYPOTHETICAL YEAR     ANNUAL
           BEFORE FEES AND        BALANCE BEFORE        AFTER FEES AND EXPENSES  END BALANCE AFTER    FEES AND
YEAR          EXPENSES           FEES AND EXPENSES                               FEES AND EXPENSES    EXPENSES
  1             5.00%               $10,500.00                2.98%                 $ 10,298.00      $   205.01
  2            10.25%               $11,025.00                6.05%                 $ 10,604.88      $   211.12
  3            15.76%               $11,576.25                9.21%                 $ 10,920.91      $   217.41
  4            21.55%               $12,155.06               12.46%                 $ 11,246.35      $   223.89
  5            27.63%               $12,762.82               15.81%                 $ 11,581.49      $   230.56
  6            34.01%               $13,400.96               19.27%                 $ 11,926.62      $   237.43
  7            40.71%               $14,071.00               22.82%                 $ 12,282.03      $   244.51
  8            47.75%               $14,774.55               26.48%                 $ 12,648.04      $   251.79
  9            55.13%               $15,513.28               31.20%                 $ 13,119.81      $   163.63
 10            62.89%               $16,288.95               36.09%                 $ 13,609.18      $   169.73

TOTAL GAIN BEFORE FEES AND EXPENSES $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $  3,609.18
TOTAL ANNUAL FEES AND EXPENSES                                                                       $ 2,155.08

CLASS C

                                 ANNUAL EXPENSE RATIO
                                         2.02%

          CUMULATIVE RETURN      HYPOTHETICAL YEAR-END     CUMULATIVE RETURN     HYPOTHETICAL YEAR     ANNUAL
           BEFORE FEES AND          BALANCE BEFORE      AFTER FEES AND EXPENSES  END BALANCE AFTER    FEES AND
YEAR          EXPENSES             FEES AND EXPENSES                             FEES AND EXPENSES    EXPENSES
 1              5.00%                 $10,500.00                 2.98%              $ 10,298.00      $   205.01
 2             10.25%                 $11,025.00                 6.05%              $ 10,604.88      $   211.12
 3             15.76%                 $11,576.25                 9.21%              $ 10,920.91      $   217.41
 4             21.55%                 $12,155.06                12.46%              $ 11,246.35      $   223.89
 5             27.63%                 $12,762.82                15.81%              $ 11,581.49      $   230.56
 6             34.01%                 $13,400.96                19.27%              $ 11,926.62      $   237.43
 7             40.71%                 $14,071.00                22.82%              $ 12,282.03      $   244.51
 8             47.75%                 $14,774.55                26.48%              $ 12,648.04      $   251.79
 9             55.13%                 $15,513.28                30.25%              $ 13,024.95      $   259.30
 10            62.89%                 $16,288.95                34.13%              $ 13,413.09      $   267.02

TOTAL GAIN BEFORE FEES AND EXPENSES   $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $  3,413.09
TOTAL ANNUAL FEES AND EXPENSES                                                                       $ 2,348.04

 CLASS G

                                  ANNUAL EXPENSE RATIO
                                          1.97%

          CUMULATIVE RETURN      HYPOTHETICAL YEAR-END     CUMULATIVE RETURN     HYPOTHETICAL YEAR     ANNUAL
           BEFORE FEES AND          BALANCE BEFORE      AFTER FEES AND EXPENSES  END BALANCE AFTER    FEES AND
YEAR          EXPENSES             FEES AND EXPENSES                             FEES AND EXPENSES    EXPENSES
 1              5.00%                 $10,500.00                 3.03%              $ 10,303.00      $   199.98
 2             10.25%                 $11,025.00                 6.15%              $ 10,615.18      $   206.04
 3             15.76%                 $11,576.25                 9.37%              $ 10,936.82      $   212.29
 4             21.55%                 $12,155.06                12.68%              $ 11,268.21      $   218.72
 5             27.63%                 $12,762.82                16.10%              $ 11,609.63      $   225.35
 6             34.01%                 $13,400.96                19.61%              $ 11,961.41      $   232.17
 7             40.71%                 $14,071.00                23.24%              $ 12,323.84      $   239.21
 8             47.75%                 $14,774.55                26.97%              $ 12,697.25      $   246.46
 9             55.13%                 $15,513.28                31.65%              $ 13,164.51      $   170.69
 10            62.89%                 $16,288.95                36.49%              $ 13,648.96      $   176.97

TOTAL GAIN BEFORE FEES AND EXPENSES   $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $  3,648.96
TOTAL ANNUAL FEES AND EXPENSES                                                                       $ 2,127.88

 CLASS T



                                  ANNUAL EXPENSE RATIO
                                          1.32%

          CUMULATIVE RETURN      HYPOTHETICAL YEAR-END     CUMULATIVE RETURN     HYPOTHETICAL YEAR     ANNUAL
           BEFORE FEES AND          BALANCE BEFORE      AFTER FEES AND EXPENSES  END BALANCE AFTER    FEES AND
YEAR          EXPENSES             FEES AND EXPENSES                             FEES AND EXPENSES    EXPENSES
 1              5.00%                 $ 9,896.25                 3.68%              $  9,771.84      $   701.70
 2             10.25%                 $10,391.06                 7.50%              $ 10,131.44      $   131.36
 3             15.76%                 $10,910.62                11.45%              $ 10,504.28      $   136.20
 4             21.55%                 $11,456.15                15.55%              $ 10,890.84      $   141.21
 5             27.63%                 $12,028.95                19.80%              $ 11,291.62      $   146.40
 6             34.01%                 $12,630.40                24.21%              $ 11,707.15      $   151.79
 7             40.71%                 $13,261.92                28.78%              $ 12,137.98      $   157.38
 8             47.75%                 $13,925.02                33.52%              $ 12,584.65      $   163.17
 9             55.13%                 $14,621.27                38.44%              $ 13,047.77      $   169.17
 10            62.89%                 $15,352.33                43.53%              $ 13,527.93      $   175.40

TOTAL GAIN BEFORE FEES AND EXPENSES   $ 5,927.33
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $  4,102.93
TOTAL ANNUAL FEES AND EXPENSES                                                                       $ 2,073.78

 CLASS Z

                                  ANNUAL EXPENSE RATIO
                                          1.02%

          CUMULATIVE RETURN      HYPOTHETICAL YEAR-END     CUMULATIVE RETURN     HYPOTHETICAL YEAR     ANNUAL
           BEFORE FEES AND          BALANCE BEFORE      AFTER FEES AND EXPENSES  END BALANCE AFTER    FEES AND
YEAR          EXPENSES             FEES AND EXPENSES                             FEES AND EXPENSES    EXPENSES
 1              5.00%                 $10,500.00                 3.98%              $ 10,398.00      $   104.03
 2             10.25%                 $11,025.00                 8.12%              $ 10,811.84      $   108.17
 3             15.76%                 $11,576.25                12.42%              $ 11,242.15      $   112.48
 4             21.55%                 $12,155.06                16.90%              $ 11,689.59      $   116.95
 5             27.63%                 $12,762.82                21.55%              $ 12,154.83      $   121.61
 6             34.01%                 $13,400.96                26.39%              $ 12,638.60      $   126.45
 7             40.71%                 $14,071.00                31.42%              $ 13,141.61      $   131.48
 8             47.75%                 $14,774.55                36.65%              $ 13,664.65      $   136.71
 9             55.13%                 $15,513.28                42.09%              $ 14,208.50      $   142.15
 10            62.89%                 $16,288.95                47.74%              $ 14,774.00      $   147.81

TOTAL GAIN BEFORE FEES AND EXPENSES   $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $  4,774.00
TOTAL ANNUAL FEES AND EXPENSES                                                                       $ 1,247.84

      7. The section of the Prospectuses entitled "MANAGING THE FUND: PORTFOLIO MANAGERS" is revised in its entirety as follows:

PORTFOLIO MANAGERS

VIKRAM J. KURIYAN, PhD, a portfolio manager of Columbia Management, is the manager for the Fund and has managed the Fund since June, 2005. Dr. Kuriyan has been associated with Columbia Management or its predecessors since January, 2000.

      8. As discussed in greater detail in earlier supplements, on March 15, 2004, Columbia Management Advisors, Inc. ("Columbia Management"), the Fund's adviser, and Columbia Funds Distributor, Inc. ("CFD") the distributor of the Fund's shares (collectively, "Columbia"), entered into agreements in principle with the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") to resolve the proceedings brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds.

On February 9, 2005, Columbia entered into an Assurance of Discontinuance with the NYAG (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order" and together, the "Settlements"). The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle.

Under the terms of the SEC Order, Columbia has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review Columbia's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the settlement amounts will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with Columbia and the Fund's independent trustees and not unacceptable to the staff of the SEC. More specific information on the distribution plan will be communicated at a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia Funds, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

A copy of the SEC Order will be available on the SEC's website at http://www.sec.gov. A copy of the NYAG Settlement will be available as part of the Bank of America Corporation Form 8-K filing on or about February 10, 2005.

      9. The section in the Prospectuses entitled "THE FUND: PRINCIPAL INVESTMENT STRATEGIES" is revised in its entirety as follows:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, mainly common stocks that the Fund's investment advisor believes are undervalued. The Fund may invest in companies of all sizes, but invests most of its assets in companies that have a market capitalization of more than $1.5 billion.

The Fund will typically hold a selection of common stocks consisting of stocks included in the Russell 1000 Value Index ("Russell Index"). The advisor tries to maintain a portfolio that matches the risk characteristics of the Russell Index. The advisor will, from time to time, vary the number and percentages of the Fund's holdings to try to provide higher returns than the Russell Index and to reduce the risk of underperforming the index over time. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index.

Value stocks are stocks that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios.

In selecting investments for the Fund, the advisor uses quantitative analysis to evaluate the attractiveness of each potential investment. The advisor may examine a wide variety of factors classified, for example, as value measures (forward price-to-earnings, trailing price-to-earnings, book value-to-price, price-to-cash flow, etc.), growth measures (earnings growth, revenue growth, etc.), price momentum and/or earnings momentum (earnings change, estimate revision, earnings surprise, etc.), among others.

The Fund seeks to hold a higher percentage of attractive investments than the index and a lesser percentage, or none, of less attractive investments. In all cases, investments are selected with the intention of increasing return relative to the Russell Index and/or reducing portfolio volatility relative to the Russell Index.

In addition, the advisor believes capital market inefficiencies may exist and may sometimes be exploited by using a variety of derivative instruments.

The advisor tries to control costs when it buys and sells securities for the Fund by using computerized systems called crossing networks that allow it to try to make trades at better prices and reduced commission rates.

The advisor may sell a stock when it believes other stocks in the index are more attractive investments, when the stock is removed from the index, or for other reasons.

As part of its investment strategy, the Fund may buy and sell securities frequently. Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains (which are taxable at higher rates than long-term capital gains). Frequent trading may also result in higher brokerage commissions and other transaction costs and additional tax liability, which could reduce the Fund's returns.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or investment strategies.

      10. Columbia Funds Distributor, Inc. (the Fund's distributor) and Columbia Funds Services, Inc. (the Fund's transfer agent) have changed their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.

      Sections 11 through 19 of this supplement apply only to Classes A, B, and C of the Fund.

      11. The footnotes to the table entitled "Shareholder Fees" are revised to provide that the contingent deferred sales charge ("CDSC") applicable to Class A shares applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.

      12. The section entitled "Investment Minimums" is revised in its entirety as follows:

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Please see the Statement of Additional Information for more details on investment minimums.

      13. The call-out box entitled "Choosing a Share Class" is revised in its entirety as follows:

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B AND C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of

$1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

      14. The table entitled "Class A Sales Charges" is replaced in its entirety as follows:

      For Fixed Income Funds (other than Columbia Money Market Fund and Columbia Municipal Money Market Fund):

CLASS A SALES CHARGES

                                      AS A % OF
                                      THE PUBLIC                    % OF OFFERING PRICE
                                       OFFERING    AS A % OF YOUR        RETAINED BY
AMOUNT PURCHASED                        PRICE        INVESTMENT       FINANCIAL ADVISOR
Less than $50,000                        4.75           4.99                4.25
$50,000 to less than $100,000            4.50           4.71                4.00
$100,000 to less than $250,000           3.50           3.63                3.00
$250,000 to less than $500,000           2.50           2.56                2.25
$500,000 to less than $1,000,000         2.00           2.04                1.75
$1,000,000 or more                       0.00           0.00                0.00

      For Short-Intermediate Fixed Income Funds:

CLASS A SALES CHARGES

                                      AS A % OF
                                      THE PUBLIC                    % OF OFFERING PRICE
                                       OFFERING    AS A % OF YOUR       RETAINED BY
AMOUNT PURCHASED                        PRICE        INVESTMENT      FINANCIAL ADVISOR
Less than $100,000                       3.25           3.36                3.00
$100,000 to less than $250,000           2.50           2.56                2.25
$250,000 to less than $500,000           2.00           2.04                1.75
$500,000 to less than $1,000,000         1.50           1.52                1.25
$1,000,000 or more                       0.00           0.00                0.00

      For Short-Term Fixed Income Funds:

CLASS A SALES CHARGES

                                      AS A % OF
                                      THE PUBLIC                   % OF OFFERING PRICE
                                       OFFERING    AS A % OF YOUR      RETAINED BY
AMOUNT PURCHASED                        PRICE        INVESTMENT     FINANCIAL ADVISOR
Less than $100,000                       1.00           1.01               0.75
$100,000 to less than $250,000           0.75           0.76               0.50
$250,000 to less than $1,000,000         0.50           0.50               0.40
$1,000,000 or more                       0.00           0.00               0.00

      15. The paragraph immediately following the table entitled "Class A Sales Charges" is revised in its entirety as follows:

Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

      16. The table entitled "Purchases Over $1 Million" for Class A shares is replaced in its entirety as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                              COMMISSION %
Less than $3 million                                              1.00
$3 million to less than $50 million                               0.50
$50 million or more                                               0.25

For certain group retirement plans, financial advisors will receive a 1% commission from the distributor on all purchases less than $3 million.

      17. The section entitled "Reduced Sales Charges for Larger Investments" is revised in its entirety as follows:

      A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

      B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

      -     Individual accounts

      -     Joint accounts

      -     Certain IRA accounts

      -     Certain trusts

      -     UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

      C.    How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

      D.    How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, though fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

      18. All disclosure related to Class B Sales Charges under the section entitled "Sales Charges" is revised in its entirety as follows:

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

      For all Funds (other than the Short-Intermediate Fixed Income Funds):

Purchases of less than $50,000

CLASS B SALES CHARGES

                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                   SHARES ARE SOLD
Through first year                                   5.00
Through second year                                  4.00
Through third year                                   3.00
Through fourth year                                  3.00
Through fifth year                                   2.00
Through sixth year                                   1.00
Longer than six years                                0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

      For Short-Intermediate Fixed Income Funds:

Purchases of less than $50,000

CLASS B SALES CHARGES

                                                      % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                         SHARES ARE SOLD
Through first year                                         3.00
Through second year                                        3.00
Through third year                                         2.00
Through fourth year                                        1.00
Through fifth year                                         0.00
Through sixth year                                         0.00
Longer than six years                                      0.00

Commission to financial advisors is 2.75%.

Automatic conversion to Class A shares occurs eight years after purchase.

      19. The instructions with respect to redemptions by systematic withdrawal plan in the table under the section "How to Sell Shares" are revised in their entirety as follows:

You may automatically sell a specified dollar amount or percentage of your account on a monthly, quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance requirement has been waived for wrap accounts. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

      Sections 20 through 26 of this supplement apply only to Classes T and G of the Fund

      20. The footnotes to the table entitled "Shareholder Fees" in the Fund's Class T and G Prospectus are revised to provide that the contingent deferred sales charge ("CDSC") applicable to Class T shares applies only to certain Class T shares bought without an initial sales charge that are sold within 12 months of purchase.

      21. The section entitled "Investment Minimums" in the Fund's Class T and G Prospectus is revised in its entirety as follows:

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Please see the Statement of Additional Information for more details on investment minimums.

      22. The paragraph immediately following the table entitled "Class T Sales Charges" in the Fund's Class T and G Prospectus is revised in its entirety as follows:

Class T shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class T share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

      23. The table in the Fund's Class T and G Prospectus entitled "Purchases Over $1 Million" for Class T shares is replaced in its entirety as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                        COMMISSION %
Less than $3 million                                        1.00
$3 million to less than $50 million                         0.50
$50 million or more                                         0.25

For certain group retirement plans, financial advisors will receive a 1% commission from the distributor on all purchases less than $3 million.

      24. The section in the Fund's Class T and G Prospectus entitled "Reduced Sales Charges for Larger Investments" is revised in its entirety as follows:

      A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class T shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class T shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

      B.    What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

      -     Individual accounts

      -     Joint accounts

      -     Certain IRA accounts

      -     Certain trusts

      -     UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

      C.    How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

      D.    How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, though fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

      25. Under the section in the Fund's Class T and G Prospectus entitled "Sales Charges," the "Class G Sales Charges" table is revised in its entirety as follows:

      Purchases of less than $50,000

CLASS G SALES CHARGES

                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                   SHARES ARE SOLD
Through first year                                   5.00
Through second year                                  4.00
Through third year                                   4.00
Through fourth year                                  4.00
Through fifth year                                   3.00
Through sixth year                                   2.00
Through seventh year                                 1.00
Longer than seven years                              0.00

      26. The instructions with respect to redemptions by systematic withdrawal plan in the table under the section "How to Sell Shares" in the Fund's Class T and G Prospectus are revised in their entirety as follows:

You may automatically sell a specified dollar amount or percentage of your account on a monthly, quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance requirement has been waived for wrap accounts. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

      Section 27 of this supplement applies only to Class Z of the Fund.

      27. The section entitled "Eligible Investors" in the Fund's Class Z Prospectus is revised in its entirety as follows:

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.

IMPORTANT THINGS TO CONSIDER WHEN DECIDING ON A CLASS OF SHARES:

Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.

Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by an intermediary. Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.

Eligible Investors and their applicable investment minimums are as follows:

No minimum initial investment

- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

- Any group retirement plan, including defined benefit and defined contribution plans such as: 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of a Fund's transfer agent;

- Any investor purchasing through a Columbia Management Group state tuition plan organized under Section 529 of the Internal Revenue Code; or

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

$1,000 minimum initial investment

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (CMD) (i) who holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by CMD;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by CMD;

- Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;

- Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $1,000 minimum investment requirement);

- Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; or

- Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.

The Funds reserve the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Funds also reserve the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Columbia Disciplined Value Fund          Prospectus, February 1, 2005

Class A, B and C Shares

Advised by Columbia Management Advisors, Inc.

TABLE OF CONTENTS

THE FUND                                  2

Investment Goals                          2
Principal Investment Strategies           2
Principal Investment Risks                3
Performance History                       3
Your Expenses                             5

YOUR ACCOUNT                              7

How to Buy Shares                         7
Sales Charges                             8
How to Exchange Shares                   12
How to Sell Shares                       13
Fund Policy on Trading of Fund Shares    14
Distribution and Service Fees            15
Other Information About Your Account     15

MANAGING THE FUND                        18

Investment Advisor                       18
Portfolio Manager                        18

FINANCIAL HIGHLIGHTS                     19

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC Insured  May Lose Value
       No Bank Guarantee

The Fund

INVESTMENT GOALS

Fund seeks long-term capital appreciation. Income is secondary to the objective of capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, mainly common stocks that the Fund's investment advisor believes are undervalued. The Fund may invest in companies of all sizes, but invests most of its assets in companies that have a market capitalization of more than $1.5 billion. The advisor starts with a universe of what it believes to be generally out-of-favor, undervalued securities (often called value stocks) that may subsequently increase in value. The advisor then uses a combination of proprietary systematic and fundamental analysis to identify stocks with improving fundamentals and other attractive characteristics that it believes will outperform their peers. The focus of systematic analysis is on bottom-up characteristics such as measures of valuation, quality and catalysts. This is then coupled with a top-down analysis of market and economic conditions to adjust the emphasis in the portfolio. The fundamental analysis is based on in-depth analysis from our research department that uses a variety of judgmental factors, including discounted cash flow analysis. The advisor uses a disciplined process to review the results and to assess the risks in both the overall portfolio and of the individual positions, versus the likelihood of outperformance. Fund holdings are reviewed frequently and are sold when analysis shows they are overvalued, the fundamentals have changed, or there are more attractive alternatives.

            Value stocks are stocks that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals. In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or investment strategies.

As part of its investment strategy, the Fund may buy and sell securities frequently. Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains (which are taxable at higher rates than long-term capital gains). Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.
Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may fall, or may not approach the value the advisor has placed on it.

Small- or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

            UNDERSTANDING PERFORMANCE

            Calendar Year Total Returns show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

            Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

            The Fund's returns are compared to the Russell 1000 Value Index (Russell Index), an unmanaged index that tracks the performance of those companies in the Russell Index with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. The Fund's returns are also compared to the average return of the funds included in the Lipper Multi-Cap Value Funds Category (Lipper Average), as calculated by Lipper, Inc. This category is composed of funds with investment objectives similar to those of the Fund. Sales charges are not reflected in the Lipper Average.

 Calendar Year Total Returns (Class A)/(1)/

                                    [CHART]

 1995    1996    1997    1998    1999    2000    2001    2002     2003    2004
------  ------  ------  ------  ------  ------  ------  -------  ------  ------
27.78%  21.09%  27.66%  23.75%   6.67%  -3.19%   4.79%  -29.72%  28.23%  13.42%

                  For the periods shown in bar chart:
                  Best quarter: 4th quarter 1998, +27.15%.
                  Worst quarter: 3rd quarter 2002, -21.36%.

(1) The calendar year total returns shown for Class A shares include returns of Retail A Shares of the Galaxy Equity Value Fund (the Galaxy Fund), the predecessor to the Fund, for the periods prior to November 25, 2002, the date on which Class A shares were initially offered by the Fund. Class A shares would have had substantially similar returns because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class A shares exceed expenses paid by Retail A Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 Average Annual Total Returns -- for periods ended December 31, 2004

                                                               1 Year  5 Years       10 Years
Class A (%)
  Return Before Taxes                                            6.90    -0.46/(1)/      9.81/(1)/
  Return After Taxes on Distributions                            6.64    -1.73/(1)/      7.53/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares    4.81    -0.99/(1)/      7.49/(1)/

Class B (%)
  Return Before Taxes                                            7.54    -0.40/(1)/      9.76/(1)/
  Return After Taxes on Distributions                            7.38    -1.67/(1)/      7.53/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares    5.10    -0.94/(1)/      7.52/(1)/

Class C (%)
  Return Before Taxes                                           11.56    -0.11/(1)/      9.74/(1)/
  Return After Taxes on Distributions                           11.40    -1.37/(1)/      7.51/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares    7.71    -0.70/(1)/      7.50/(1)/

Russell Index (%)                                               16.49     5.27          13.83

Lipper Average (%)                                              14.39     5.36          11.86

(1) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of Retail A Shares (for Class A shares) and Retail B Shares (for Class B and Class C shares) of the Galaxy Fund for periods prior to November 25, 2002, the date on which Class A, B and C shares were initially offered by the Fund. The returns shown for Class B and Class C shares also include the performance of Retail A Shares of the Galaxy Fund for periods prior to the inception of Retail B Shares (March 4, 1996). Class B and Class C shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class B and Class C shares exceed expenses paid by Retail A Shares. The returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

            UNDERSTANDING EXPENSES

            Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

            Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the

            Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

            Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

            -     $10,000 initial investment

            -     5% total return for each year

            -     Fund operating expenses remain the same

            -     Reinvestment of all dividends and distributions

            -     Class B shares convert to Class A shares after eight years

Shareholder Fees/(1) /(paid directly from your investment)

                                                                       Class A       Class B       Class C

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                   5.75          0.00          0.00

Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)     1.00/(2)/     5.00          1.00

Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                           /(3)/         /(3)/         /(3)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3)   There is a $7.50 charge for wiring sale proceeds to your bank.

Annual Fund Operating Expenses (deducted directly from Fund assets)

                                           Class A       Class B  Class C

Management fee/(1)/ (%)                       0.77          0.77     0.77

Distribution and service (12b-1) fees (%)     0.25/(2)/     1.00     1.00

Other expenses/(3)/ (%)                       0.25          0.25     0.25

Total annual fund operating expenses (%)      1.27          2.02     2.02

(1) The Fund pays a management fee of 0.70% and an administration fee of 0.07%. Management fees have been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

(2) The Fund may pay distribution and service (12b-1) fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), but will limit such fees to an aggregate fee of not more than 0.25% for Class A shares during the current fiscal year.

(3) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

Example Expenses (your actual costs may be higher or lower)

Class                              1 Year  3 Years  5 Years  10 Years

Class A:                           $  697  $   955  $ 1,232  $  2,021

Class B: did not sell your shares  $  205  $   634  $ 1,088  $  2,155
         sold all your shares at
         the end of the period     $  705  $   934  $ 1,288  $  2,155

Class C: did not sell your shares  $  205  $   634  $ 1,088  $  2,348
         sold all your shares at
         the end of the period     $  305  $   634  $ 1,088  $  2,348

Your Account

HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect our order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

INVESTMENT MINIMUMS
Initial Minimums:
Initial Investment                                                 $ 1,000
Automatic Investment Plan                                          $    50
Retirement Plan                                                    $    25

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

 Outlined below are the various options for buying shares:

Method             Instructions

Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York
                   Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

By check           For new accounts, send a completed application and check made
(new account)      payable to the Fund to the transfer agent, Columbia Funds
                   Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                   Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for shares of the same class (and, in some cases, certain other classes) of the Fund at no additional cost.
                   There may be an additional sales charge if exchanging from a money market fund. To exchange by telephone, call
                   1-800-422-3737.

By wire You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 for wiring instructions.

By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. There may be an additional sales charge if exchanging from a money market fund. Be sure to complete the appropriate section of the account application for this feature.

By dividend        You may automatically invest dividends distributed by another
diversification    fund into the same class of shares (and, in some cases,
                   certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if exchanging from a money market fund. To invest your dividends in the Fund, call 1-800-345-6611.

SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.

            CHOOSING A SHARE CLASS

            The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

            The Fund also offers three additional classes of shares -- Class T, G and Z shares, exclusively to certain institutional and other investors through separate prospectuses.

Class A shares Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

 Class A Sales Charges

                                                          % of offering
                                  As a % of                   price
                                  the public    As a %     retained by
                                   offering    of your      financial
Amount purchased                    price     investment     advisor
Less than $50,000                       5.75        6.10           5.00

$50,000 to less than $100,000           4.50        4.71           3.75

$100,000 to less than $250,000          3.50        3.63           2.75

$250,000 to less than $500,000          2.50        2.56           2.00

$500,000 to less than $1,000,000        2.00        2.04           1.75

$1,000,000 or more                      0.00        0.00           0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

 Purchases Over $1 Million

Amount purchased                     Commission %
Less than $3 million                         1.00

$3 million to less than $5 million           0.80

$5 million to less than $25 million          0.50

$25 million or more                          0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

            UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

            Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.

Reduced Sales Charges for Larger Investments.

A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price. Statement of Intent You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.

B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

      -     Individual accounts

      -     Joint accounts

      -     Certain IRA accounts

      -     Certain trusts

      -     UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.

C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.

D. How can I obtain more information about breakpoint discounts?

Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com

Class B shares Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

Purchases of less than $250,000:

 Class B Sales Charges

                                 % deducted when
Holding period after purchase    shares are sold
Through first year                          5.00

Through second year                         4.00

Through third year                          3.00

Through fourth year                         3.00

Through fifth year                          2.00

Through sixth year                          1.00

Longer than six years                       0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.
You can pay a lower CDSC and reduce the period during which a CDSC would apply when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation (as described above) apply, so that if the combined value of the eligible Fund accounts in all classes maintained by you and each member of your immediate family (as defined above), together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to a lower CDSC and the applicable reduced holding period, provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. This Class B share discount program for larger purchases (as further described in the charts below) is not applicable to Class B shares received by former Galaxy Fund Prime B shareholders in connection with the reorganization of the former Galaxy Fund. Purchases of $250,000 to less than $500,000:

 Class B Sales Charges

                                 % deducted when
Holding period after purchase    shares are sold
Through first year                          3.00

Through second year                         2.00

Through third year                          1.00

Longer than three years                     0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

Purchases of $500,000 to less than $1 million:

 Class B Sales Charges

                                 % deducted when
Holding period after purchase    shares are sold
Through first year                          3.00

Through second year                         2.00

Through third year                          1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.
If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or to a financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

Class C shares Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

 Class C Sales Charges

                                 % deducted when
Holding period after purchase    shares are sold
Through first year                          1.00

Longer than one year                        0.00

HOW TO EXCHANGE SHARES

You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

Outlined below are the various options for selling shares:

Method             Instructions

Through your       You may call your financial advisor to place your sell order.
financial advisor  To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time.
                   Your financial advisor may charge you fees for executing a redemption for you.

By exchange        You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at no additional cost. To exchange by telephone, call
                   1-800-422-3737.

By telephone       You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days.
                   The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts.
                   For details, call 1-800-799-7526.

By mail You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.
                   Mail your letter of instruction to Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

By systematic      You may automatically sell a specified dollar amount or
withdrawal plan    percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                   Be sure to complete the appropriate section of the account application for this feature.

By electronic You may sell shares of the Fund and request that the proceeds funds transfer be electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

DISTRIBUTION AND SERVICE FEES

Rule 12b-1 Plan The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The Fund's Board of Trustees currently limits total payments under the Rule 12b-1 plan for Class A shares to 0.25%. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account--Sales Charges" for the conversion schedules applicable to Class B shares.

Additional Intermediary Compensation In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts; (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.

OTHER INFORMATION ABOUT YOUR ACCOUNT

How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

   Dividends      Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.

   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

            UNDERSTANDING FUND DISTRIBUTIONS

            The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Distribution Options The Fund distributes any dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

 Distribution Options

      Reinvest all distributions in additional shares of your current fund

      Reinvest all distributions in shares of another fund

      Receive dividends in cash (see options below) and reinvest capital gains

      Receive all distributions in cash (with one of the following options):

      -     send the check to your address of record

      -     send the check to a third party address

      -     transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.
In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

Managing the Fund

INVESTMENT ADVISOR

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.75% of average daily net assets of the Fund.

PORTFOLIO MANAGER

Michael A. Welhoelter, a senior vice president of Columbia Management, is the manager for the Fund and has managed or co-managed the Fund since January, 2003. Mr. Welhoelter has been associated with Columbia Management since November, 2001. Prior to joining Columbia Management in November, 2001, Mr. Welhoelter was a portfolio manager for the Long/Short Market Neutral product and the Large Cap Core product in the Structured Products Group of Credit Suisse Asset Management from July, 1997 to October, 2001.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal years since inception, which run from October 1 to September 30, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the year ended September 30, 2004, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003, has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

 The Fund

                                                      Year ended      Period ended
                                                     September 30,    September 30,
                                                       2004/(a)/      2003/(b)(c)/
                                                       Class A          Class A
                                                     -------------    -------------
Net asset value --
Beginning of period ($)                                      11.02            10.06

Income from Investment Operations ($):
  Net investment income/(d)/                                  0.17             0.04
  Net realized and unrealized gain on investments             1.75             0.92

 Total from Investment Operations                             1.92             0.96

Less Distributions Declared to Shareholders ($):
  From net investment income                                 (0.23)              --

Net asset value --
End of period ($)                                            12.71            11.02

 Total return (%)/(e)/                                       17.53             9.54/(f)/

Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(g)/                                               1.31             1.31/(h)/
  Net investment income/(g)/                                  1.34             0.49/(h)/
 Portfolio turnover rate (%)                                   101               50/(f)/
 Net assets, end of period (000's) ($)                       2,511              903

(a) On October 13, 2003, the Liberty Equity Value Fund was renamed the Columbia Disciplined Value Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) Class A shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)   Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)   Annualized.

                                                      Year ended      Period ended
                                                     September 30,    September 30,
                                                       2004/(a)/      2003/(b)(c)/
                                                        Class B         Class B
                                                     -------------    -------------
Net asset value --
Beginning of period ($)                                      10.49             9.67

Income from Investment Operations ($):

  Net investment income (loss)/(d)/                           0.07            (0.02)
  Net realized and unrealized gain on investments             1.67             0.84

 Total from Investment Operations                             1.74             0.82

Less Distributions Declared

to Shareholders ($):
  From net investment income                                 (0.07)              --

Net asset value --
End of period                                                12.16            10.49

 Total return (%)/(e)/                                       16.64             8.48/(f)/

Ratios to Average Net Assets/
Supplemental Data (%):

  Expenses/(g)/                                               2.06             2.26/(h)/
  Net investment income (loss)/(g)/                           0.60            (0.27)/(h)/
 Portfolio turnover rate (%)                                   101               50/(f)/
 Net assets, end of period (000's) ($)                       2,370              338

(a) On October 13, 2003, the Liberty Equity Value Fund was renamed the Columbia Disciplined Value Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) Class B shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)   Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)   Annualized.

                                                      Year ended      Period ended
                                                     September 30,    September 30,
                                                       2004/(a)/      2003/(b)(c)/
                                                        Class C         Class C
                                                     -------------    -------------
Net asset value --
Beginning of period ($)                                      10.47             9.67

Income from Investment Operations ($):
  Net investment income (loss)/(d)/                           0.07            (0.05)
  Net realized and unrealized gain on investments             1.67             0.85

 Total from Investment Operations                             1.74             0.80

Less Distributions Declared to Shareholders ($):
  From net investment income                                 (0.07)              --

Net asset value --
End of period                                                12.14            10.47

 Total return (%)/(e)/                                       16.67             8.27/(f)(g)/

Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(h)/                                               2.07             2.49/(i)/
  Net investment income (loss)/(h)/                           0.63            (0.60)/(i)/
  Waiver/reimbursement                                          --             0.49/(i)/
 Portfolio turnover rate (%)                                   101               50/(f)/
 Net assets, end of period (000's) ($)                         291               24

(a) On October 13, 2003, the Liberty Equity Value Fund was renamed the Columbia Disciplined Value Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) Class C shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)   Not annualized.

(g) Had the investment advisor or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

Notes

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FOR MORE INFORMATION

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.
The Statement of Additional Information and the Fund's website (www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Columbia Funds Trust XI: 811-4978

-     Columbia Disciplined Value Fund

[LOGO] ColumbiaFunds

      A Member of Columbia Management Group

      (C)2005 Columbia Funds Distributor, Inc.
      One Financial Center, Boston, MA 02111-2621
      800.426.3750 www.columbiafunds.com



                                                              731-01 / 065U-1204

Columbia Disciplined Value Fund                     Prospectus, February 1, 2005

Class Z Shares

Advised by Columbia Management Advisors, Inc.

TABLE OF CONTENTS

THE FUND                                  2

Investment Goals........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  3
Performance History.....................  3
Your Expenses...........................  5

YOUR ACCOUNT                              7

How to Buy Shares.......................  7
Eligible Investors......................  8
Sales Charges...........................  9
How to Exchange Shares..................  9
How to Sell Shares......................  9
Fund Policy on Trading of Fund Shares... 10
Intermediary Compensation............... 11
Other Information About Your Account.... 12

MANAGING THE FUND                        14

Investment Advisor...................... 14
Portfolio Manager....................... 14

FINANCIAL HIGHLIGHTS                     15

Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC May Lose Value
       Insured  No Bank Guarantee

The Fund

INVESTMENT GOALS

The Fund seeks long-term capital appreciation. Income is secondary to the objective of capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, mainly common stocks that the Fund's investment advisor believes are undervalued. The Fund may invest in companies of all sizes, but invests most of its assets in companies that have a market capitalization of more than $1.5 billion. The advisor starts with a universe of what it believes to be generally out-of-favor, undervalued securities (often called value stocks) that may subsequently increase in value. The advisor then uses a combination of proprietary systematic and fundamental analysis to identify stocks with improving fundamentals and other attractive characteristics that it believes will outperform their peers. The focus of systematic analysis is on bottom-up characteristics such as measures of valuation, quality and catalysts. This is then coupled with a top-down analysis of market and economic conditions to adjust the emphasis in the portfolio. The fundamental analysis is based on in-depth analysis from our research department that uses a variety of judgmental factors, including discounted cash flow analysis. The advisor uses a disciplined process to review the results and to assess the risks in both the overall portfolio and of the individual positions, versus the likelihood of outperformance. Fund holdings are reviewed frequently and are sold when analysis shows they are overvalued, the fundamentals have changed, or there are more attractive alternatives.

      Value stocks are stocks that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals. In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or investment strategies.

As part of its investment strategy, the Fund may buy and sell securities frequently. Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains (which are taxable at higher rates than long-term capital gains). Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds. Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may fall, or may not approach the value the advisor has placed on it.

Small- or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

      UNDERSTANDING PERFORMANCE

      Calendar Year Total Returns show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

      Average Annual Total Returns are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

      The Fund's returns are compared to the Russell 1000 Value Index (Russell Index), an unmanaged index that tracks the performance of those companies in the Russell Index with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. The Fund's returns are also compared to the average return of the funds included in the Lipper Multi-Cap Value Funds Category (Lipper Average), as calculated by Lipper, Inc. This category is composed of funds with investment objectives similar to those of the Fund. Sales charges are not reflected in the Lipper Average.

Calendar Year Total Returns (Class Z)/(1)/

                                     [CHART]

 1995    1996    1997    1998    1999    2000   2001    2002     2003    2004
-----   -----   -----   -----    ----   -----   ----   ------   -----   -----
28.45%  21.61%  28.08%  24.15%   7.08%  -2.90%  5.34%  -29.51%  28.65%  13.61%

                    For the periods shown in bar chart:
                    Best quarter: 4th quarter 1998, +27.21%
                    Worst quarter: 3rd quarter 2002, -21.27%

(1) The calendar year total returns shown for Class Z shares include the returns of Trust Shares of the Galaxy Equity Value Fund (the Galaxy Fund), the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns -- for periods ended December 31, 2004

                                                              1 Year  5 Years     10 Years
Class Z (%)
  Return Before Taxes                                          13.61    1.05/(1)/   10.86/(1)/
  Return After Taxes on Distributions                          13.29   -0.24/(1)/    8.49/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   9.23    0.27/(1)/    8.39/(1)/
                                                               -----   -----        -----
Russell Index (%)                                              16.49    5.27        13.83
                                                               -----   -----        -----
Lipper Average (%)                                             14.39    5.36        11.86

(1) The average annual total returns shown include returns of Trust Shares of the Galaxy Fund for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

      UNDERSTANDING EXPENSES

      Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

      Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

      -     $10,000 initial investment

      -     5% total return for each year

      -     Fund operating expenses remain the same

      -     Reinvestment of all dividends and distributions

Shareholder Fees/(1) /(paid directly from your investment)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                               0.00
                                                                      ----
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price) 0.00
                                                                      ----
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                   /(2)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) There is a $7.50 charge for wiring sale proceeds to your bank. Annual Fund Operating Expenses (deducted directly from Fund assets)

Management fee/(1)/ (%)                   0.77
                                          ----
Distribution and service (12b-1) fees (%) 0.00
                                          ----
Other expenses/(2)/ (%)                   0.25
                                          ----
Total annual fund operating expenses (%)  1.02

(1) The Fund pays a management fee of 0.70% and an administration fee of 0.07%. Management fees have been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

(2) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

Example Expenses (your actual costs may be higher or lower)

1 Year     3 Years     5 Years   10 Years
$  104     $   325     $   563   $  1,248

Your Account

HOW TO BUY SHARES

When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with Columbia Funds Services, Inc. or your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

Outlined below are the various options for buying shares:

Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                   your request prior to the close of regular trading on the
                   New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                   time. Your financial advisor may charge you fees for
                   executing the purchase for you.

By check           For new accounts, send a completed application and check
(new account)      made payable to the Fund to Columbia Funds Services, Inc.,
                   P.O. Box 8081, Boston, MA 02266-8081.

By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and
                   account number with a check made payable to the Fund to
                   Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                   02266-8081.

By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging shares you own in a
                   different fund distributed by Columbia Funds Distributor,
                   Inc. for shares of the same class of the Fund at no
                   additional cost. To exchange by telephone, call
                   1-800-422-3737. Please see "How to Exchange Shares" for
                   more information.

By wire You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 for wiring instructions.

By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds

                   transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of
                   the application for this feature.

Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is
                   sufficient to complete the transfers. You may terminate
                   your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.

By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares of the Fund at
                   no additional sales charge. To invest your dividends in the
                   Fund, call 1-800-345-6611.

ELIGIBLE INVESTORS

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

      - Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by Columbia Funds Distributor, Inc.;

      - Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Funds Distributor, Inc.; and

      - Any employee (or family member of an employee) of former FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment

      - Clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and

      - Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

      - Any client of Fleet National Bank or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet National Bank or the subsidiary);

      - A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from Columbia Funds Distributor, Inc. or through a third-party broker-dealer;

      - Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

      - Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $50 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

SALES CHARGES

Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

      CHOOSING A SHARE CLASS

      The Fund offers one class of shares in this prospectus -- Class Z.

      The Fund also offers five additional classes of shares -- Class A, B, C, T and G shares are available through separate prospectuses. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

HOW TO EXCHANGE SHARES

You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES

You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

Outlined below are the various options for selling shares:

Method            Instructions
Through your      You may call your financial advisor to place your sell
financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                  close of regular trading on the NYSE, usually 4:00 p.m.
                  Eastern time. Your financial advisor may charge you fees
                  for executing a redemption for you.

By exchange       You or your financial advisor may sell shares of the Fund
                  by exchanging from the Fund into Class Z shares or Class A shares (only if Class Z is not offered) of another fund
                  distributed by Columbia Funds Distributor, Inc. at no
                  additional cost. To exchange by telephone, call
                  1-800-422-3737.

By telephone      You or your financial advisor may sell shares of the Fund
                  by telephone and request that a check be sent to your
                  address of record by calling 1-800-422-3737, unless you
                  have notified the Fund of an address change within the
                  previous 30 days. The dollar limit for telephone sales is
                  $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.

By mail You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion
                  Signature Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                  Mail your letter of instruction to Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

By systematic     You may automatically sell a specified dollar amount or
withdrawal plan   percentage of your account on a monthly, quarterly or
                  semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and
                  capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

By electronic     You may sell shares of the Fund and request that the
funds transfer    proceeds be electronically transferred to your bank.
                  Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                  request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

INTERMEDIARY COMPENSATION

The distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts; (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.

OTHER INFORMATION ABOUT YOUR ACCOUNT

How the Fund's Share Price is Determined The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.
The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for Class Z shares.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

Types of Distributions

   Dividends      Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.

   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

      UNDERSTANDING FUND DISTRIBUTIONS

      The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Distribution Options The Fund distributes any dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

Distribution Options

         Reinvest all distributions in additional shares of your current fund

         Reinvest all distributions in shares of another fund

         Receive dividends in cash (see options below) and reinvest capital gains

         Receive all distributions in cash (with one of the following options):

      -     send the check to your address of record

      -     send the check to a third party address

      -     transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes. In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the

Fund. Such transactions also may be subject to federal, state and local income tax.

Managing the Fund

INVESTMENT ADVISOR

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.75% of average daily net assets of the Fund.

PORTFOLIO MANAGER

Michael A. Welhoelter, a senior vice president of Columbia Management, is the manager for the Fund and has managed or co-managed the Fund since January, 2003. Mr. Welhoelter has been associated with Columbia Management since November, 2001. Prior to joining Columbia Management in November, 2001, Mr. Welhoelter was a portfolio manager for the Long/Short Market Neutral product and the Large Cap Core product in the Structured Products Group of Credit Suisse Asset Management from July, 1997 to October, 2001.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the Fund's last six fiscal periods, which run from October 1 to September 30, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the fiscal year ended September 30, 2004, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 and the fiscal years ended October 31, 2002, 2001, 2000 and 1999 has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

The Fund

                                                Year ended     Period ended
                                               September 30,   September 30,              Year ended October 31,
                                                 2004/(a)/     2003/(b)(c)/     2002     2001     2000         1999
                                                  Class Z         Class Z      Class Z  Class Z  Class Z      Class Z
                                               -------------   -------------   -------  -------  -------      -------
Net asset value --
Beginning of period ($)                             11.24            9.75        12.65    17.17    18.35        16.51
                                                  -------         -------      -------  -------  -------      -------
Income from Investment Operations ($):
  Net investment income (loss)                       0.20/(d)/       0.08/(d)/   (0.02)    0.02     0.04         0.03
  Net realized and unrealized gain (loss)
   on investments                                    1.79            1.41        (2.53)   (1.65)    1.25         2.42
                                                  -------         -------      -------  -------  -------      -------
Total from Investment Operations                     1.99            1.49        (2.55)   (1.63)    1.29         2.45
                                                  -------         -------      -------  -------  -------      -------
Less Distributions Declared
to Shareholders ($):
  From net investment income                        (0.28)             --           --       --    (0.02)          --
  In excess of net investment income                   --              --           --       --       --/(e)/      --
  From net realized gains                              --              --        (0.35)   (2.89)   (2.45)       (0.61)
                                                  -------         -------      -------  -------  -------      -------
 Total Distributions Declared to Shareholders       (0.28)             --        (0.35)   (2.89)   (2.47)       (0.61)
                                                  -------         -------      -------  -------  -------      -------
Net asset value --
End of period ($)                                   12.95           11.24         9.75    12.65    17.17        18.35
                                                  -------         -------      -------  -------  -------      -------
 Total return (%)/(f)/                              17.86           15.28/(g)/  (20.96)   (9.91)    8.22        15.04/(h)/
                                                  -------         -------      -------  -------  -------      -------
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(i)/                                      1.06            1.04/(j)/    0.98     1.00     1.00         1.02
  Net investment income/(i)/                         1.62            0.82/(j)/    0.05     0.22     0.26         0.19
  Waiver/reimbursement                                 --              --           --       --       --         0.01
 Portfolio turnover rate (%)                          101              50/(g)/      99      127       72           75
 Net assets, end of period (000's) ($)            283,469         224,137      167,867  152,002  164,864      281,064

(a) On October 13, 2003, the Liberty Equity Value Fund was renamed the Columbia Disciplined Value Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 25, 2002, the Galaxy Equity Value Fund, Trust shares were redesignated Liberty Equity Value Fund, Class Z shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e)   Rounds to less than $0.01 per share.

(f)   Total return at net asset value assuming all distributions reinvested.

(g)   Not annualized.

(h) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

FOR MORE INFORMATION

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus. The Statement of Additional Information and the Fund's website (www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:
Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Columbia Funds Trust XI: 811-4978

-     Columbia Disciplined Value Fund

[LOGO] ColumbiaFunds

      A Member of Columbia Management Group

      (C)2005 Columbia Funds Distributor, Inc.
      One Financial Center, Boston, MA 02111-2621
      800.426.3750 www.columbiafunds.com


                                                              731-01 / 069U-0105

Columbia Disciplined Value Fund         Prospectus, February 1, 2005

Class T and G Shares

Advised by Columbia Management Advisors, Inc.

TABLE OF CONTENTS

THE FUND                                    2
Investment Goals........................    2
Principal Investment Strategies.........    2
Principal Investment Risks..............    3
Performance History.....................    3
Your Expenses...........................    5

YOUR ACCOUNT............................    7
How to Buy Shares.......................    7
Sales Charges...........................    8
How to Exchange Shares..................   11
How to Sell Shares......................   11
Fund Policy on Trading of Fund Shares...   12
Distribution and Service Fees...........   13
Other Information About Your Account....   14

MANAGING THE FUND.......................   17
Investment Advisor......................   17
Portfolio Manager.......................   17

FINANCIAL HIGHLIGHTS                       18

Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds). Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC  May Lose Value
       Insured   No Bank Guarantee

The Fund

INVESTMENT GOALS

The Fund seeks long-term capital appreciation. Income is secondary to the objective of capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, mainly common stocks that the Fund's investment advisor believes are undervalued. The Fund may invest in companies of all sizes, but invests most of its assets in companies that have a market capitalization of more than $1.5 billion. The advisor starts with a universe of what it believes to be generally out-of-favor, undervalued securities (often called value stocks) that may subsequently increase in value. The advisor then uses a combination of proprietary systematic and fundamental analysis to identify stocks with improving fundamentals and other attractive characteristics that it believes will outperform their peers. The focus of systematic analysis is on bottom-up characteristics such as measures of valuation, quality and catalysts. This is then coupled with a top-down analysis of market and economic conditions to adjust the emphasis in the portfolio. The fundamental analysis is based on in-depth analysis from our research department that uses a variety of judgmental factors, including discounted cash flow analysis. The advisor uses a disciplined process to review the results and to assess the risks in both the overall portfolio and of the individual positions, versus the likelihood of outperformance. Fund holdings are reviewed frequently and are sold when analysis shows they are overvalued, the fundamentals have changed, or there are more attractive alternatives.

      Value stocks are stocks that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.
In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or investment strategies.

As part of its investment strategy, the Fund may buy and sell securities frequently. Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains (which are taxable at higher rates than long-term capital gains). Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds. Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may fall, or may not approach the value the advisor has placed on it.

Small- or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class T shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class T and G shares, including sales charges, compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

      UNDERSTANDING PERFORMANCE

      Calendar Year Total Returns show the Fund's Class T share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

      Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

      The Fund's returns are compared to the Russell 1000 Value Index (Russell Index), an unmanaged index that tracks the performance of those companies in the Russell Index with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. The Fund's returns are also compared to the average return of the funds included in the Lipper Multi-Cap Value Funds Category (Lipper Average), as calculated by Lipper, Inc. This category is composed of funds with investment objectives similar to those of the Fund. Sales charges are not reflected in the Lipper Average.

Calendar Year Total Returns (Class T)/(1)/

                                    [CHART]

 1995    1996    1997    1998    1999    2000    2001   2002    2003    2004
------  ------  ------  ------  ------  ------- ------ ------  ------  ------
27.78%  21.09%  27.66%  23.75%   6.67%  -3.19%  4.79%  -29.72% 28.06%  13.27%

                  For the periods shown in bar chart:
                  Best quarter: 4th quarter 1998, +27.15%
                  Worst quarter: 3rd quarter 2002, -21.36%

(1) The calendar year total returns shown for Class T shares include the returns of Retail A shares of the Galaxy Equity Value Fund (the Galaxy
      Fund), the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class T shares were initially offered by the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns -- for periods ended December 31, 2004

                                                               1 Year  5 Years      10 Years
Class T (%)
  Return Before Taxes                                           6.77   -0.51/(1)/   9.78/(1)/
  Return After Taxes on Distributions                           6.51   -1.77/(1)/   7.50/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   4.71   -1.03/(1)/   7.47/(1)/
                                                               -----   --------    --------
Class G (%)
  Return Before Taxes                                           7.59   -0.53/(1)/   9.77/(1)/
  Return After Taxes on Distributions                           7.42   -1.81/(1)/   7.54/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   5.14   -1.06/(1)/   7.53/(1)/
                                                               -----   --------    --------
Russell Index (%)                                              16.49    5.27       13.83
                                                               -----   --------    --------
Lipper Average (%)                                             14.39    5.36       11.86

(1) The average annual total returns shown include the returns of Retail A Shares (for Class T shares) and Retail B Shares (for Class G shares) of the Galaxy Fund for periods prior to November 25, 2002, the date on which Class T and Class G shares were initially offered by the Fund. The returns shown for Class G shares also include the returns of Retail A Shares (adjusted to reflect the sales charges applicable to Class G shares), for periods prior to the inception of Retail B Shares of the Galaxy Fund (March 4, 1996). Retail A Shares were initially offered on September 1, 1988. Class G shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class G shares exceed expenses paid by Retail A Shares.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

            UNDERSTANDING EXPENSES

            Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

            Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees, shareholder service fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

            Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

            -     $10,000 initial investment

            -     5% total return for each year

            -     Fund operating expenses remain the same

            -     Reinvestment of all dividends and distributions

            -     Class G shares convert to Class T shares after eight years

Shareholder Fees/(1)/ (paid directly from your investment)

                                                                       Class T    Class G
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                5.75       0.00
                                                                       -------    ----
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/  5.00
                                                                       -------    ----
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                        /(3)/   /(3)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 18 months of purchase.

(3) There is a $7.50 charge for wiring sale proceeds to your bank. Annual Fund Operating Expenses (deducted directly from Fund assets)

                                          Class T    Class G
Management fee/(1)/ (%)                    0.77       0.77
                                           -------    -------
Distribution and service (12b-1) fees (%)  0.00       0.95/(2)/
                                           -------    -------
Other expenses/(4)/ (%)                    0.55/(3)/  0.25
                                           -------    -------
Total annual fund operating expenses (%)   1.32       1.97

(1) The Fund pays a management fee of 0.70% and an administration fee of 0.07%. Management fees have been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

(2) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95% during the current fiscal year.

(3) The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.30% during the current fiscal year.

(4) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

Example Expenses (your actual costs may be higher or lower)

Class                              1 Year  3 Years  5 Years  10 Years
Class T                             $702   $  969   $1,257    $2,074
                                    ----   ------   ------    ------
Class G: did not sell your shares   $200   $  618   $1,062    $2,128
         sold all your shares
         at the end of the period   $700   $1,018   $1,362    $2,128

Your Account

HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

INVESTMENT MINIMUMS

Initial Minimums:
Initial Investment..........................................  $1,000
Automatic Investment Plan...................................  $   50
Retirement Plan.............................................  $   25

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders. Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

 Outlined below are the various options for buying shares:

Method             Instructions

Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York
                   Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                   Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging Class T or Class G shares you own in a different fund distributed by Columbia
                   Funds Distributor, Inc. for shares of the same class (and, in some cases, certain other classes) of the Fund at no additional cost. There may be an additional sales charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.

By wire You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 for wiring instructions.

By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. There may be an additional sales charge if exchanging from a money market fund. Be sure to complete the appropriate section of the account application for this feature.

By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares (and, in some
                   cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if exchanging from a money market fund. To invest your dividends in the Fund, call 1-800-345-6611.

SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.

Class T shares Your purchases of Class T shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class T shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

 Class T Sales Charges

                                                         % of offering
                                 As a % of                   price
                                 the public    As a %     retained by
                                  offering    of your      financial
Amount purchased                   price     investment     advisor
Less than $50,000                   5.75        6.10         5.00
                                    ----        ----         ----
$50,000 to less than $100,000       4.50        4.71         3.75
                                    ----        ----         ----
$100,000 to less than $250,000      3.50        3.63         2.75
                                    ----        ----         ----
$250,000 to less than $500,000      2.50        2.56         2.00
                                    ----        ----         ----
$500,000 to less than $1,000,000    2.00        2.04         1.75
                                    ----        ----         ----
$1,000,000 or more                  0.00        0.00         0.00

Class T shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class T share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class T share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

 Purchases Over $1 Million

Amount purchased                             Commission %
Less than $3 million                            1.00
                                                ----
$3 million to less than $5 million              0.80
                                                ----
$5 million to less than $25 million             0.50
                                                ----
$25 million or more                             0.25

The commission to financial advisors for Class T share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

      UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

      Certain investments in Class T and G shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.

Reduced Sales Charges for Larger Investments.

A.    What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class T shares of the Fund and other funds in the Columbia family of funds.

Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

Statement of Intent You also may pay a lower sales charge when purchasing Class T shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.

B.    What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

      -     Individual accounts

      -     Joint accounts

      -     Certain IRA accounts

      -     Certain trusts

      -     UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.

C.    How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.

D.    How can I obtain more information about breakpoint discounts?

Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

Class G shares Your purchases of Class G shares are at Class G's net asset value. Class G shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class G shares as described in the chart below.

 Class G Sales Charges

                              % deducted when
Holding period after purchase shares are sold
   Through first year              5.00
                                   ----
   Through second year             4.00
                                   ----
   Through third year              4.00
                                   ----
   Through fourth year             4.00
                                   ----
   Through fifth year              3.00
                                   ----
   Through sixth year              2.00
                                   ----
   Through seventh year            1.00
                                   ----
   Longer than seven years         0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class T shares occurs eight years after purchase. Please see the Statement of Additional Information for the CDSCs and conversion schedules applicable to Class G shares received in exchange for Retail B Shares of the Galaxy Fund purchased or acquired prior to January 1, 2001.

HOW TO EXCHANGE SHARES

You may exchange your Class T shares for Class A or Class T shares, and may exchange your Class G shares for Class B or Class G shares, of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Class A or Class B shares acquired upon exchange of Class T and Class G shares may not be further exchanged for Class T or Class G shares. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

 Outlined below are the various options for selling shares:

 Method            Instructions

 Through your      You may call your financial advisor to place your sell order.
 financial advisor To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time.
                   Your financial advisor may charge you fees for executing a redemption for you.

 By exchange       You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (or Class
                   A and Class B shares, for Class T and Class G shares, respectively) of another fund distributed by Columbia Funds
                   Distributor, Inc. at no additional cost. To exchange by telephone, call 1-800-422-3737.

 By telephone      You or your financial advisor may sell shares of the Fund
                   by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.

 By mail You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                   Mail your letter of instruction to Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

 By wire You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

 By systematic     You may automatically sell a specified dollar amount or
 withdrawal plan   percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                   Be sure to complete the appropriate section of the account application for this feature.

 By electronic You may sell shares of the Fund and request that the proceeds funds transfer be electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

DISTRIBUTION AND SERVICE FEES

The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class G shares and certain services provided to you by your financial advisor. The annual fees for shareholder liaison services and administrative support may equal up to 0.50% for Class G shares. The annual distribution fee may equal up to 0.65% for Class G shares. The Fund does not intend to pay more than a total of 0.95% for Class G shares in distribution and shareholder service fees during the current fiscal year. The Fund has also adopted a plan that permits it to pay for certain services provided to Class T shareholders by their financial advisors. The annual shareholder services fee may equal up to 0.50% for Class T shares. The Fund does not intend to pay more than 0.30% for Class T shares in shareholder service fees during the current fiscal year. The foregoing fees are paid out of the assets of the relevant class. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class G shares automatically convert to Class T shares after a certain number of years, eliminating a portion of these fees upon conversion. Conversion may occur six or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account--Sales Charges" or the Statement of Additional Information for the conversion schedules applicable to Class G shares.

Additional Intermediary Compensation In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts; (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.

OTHER INFORMATION ABOUT YOUR ACCOUNT

How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for any class of shares offered by the Fund.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

   Dividends      Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.

   Capital gains Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

      UNDERSTANDING FUND DISTRIBUTIONS

      The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Distribution Options The Fund distributes any dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

 Distribution Options

    Reinvest all distributions in additional shares of your current fund

    Reinvest all distributions in shares of another fund

    Receive dividends in cash (see options below) and reinvest capital gains

    Receive all distributions in cash (with one of the following options):

  -   send the check to your address of record

  -   send the check to a third party address

  -   transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

Managing the Fund

INVESTMENT ADVISOR

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.75% of average daily net assets of the Fund.

PORTFOLIO MANAGER

Michael A. Welhoelter, a senior vice president of Columbia Management, is the manager for the Fund and has managed or co-managed the Fund since January, 2003. Mr. Welhoelter has been associated with Columbia Management since November, 2001. Prior to joining Columbia Management in November, 2001, Mr. Welhoelter was a portfolio manager for the Long/Short Market Neutral product and the Large Cap Core product in the Structured Products Group of Credit Suisse Asset Management from July, 1997 to October, 2001.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last six fiscal periods, which run from October 1 to September 30, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the fiscal year ended September 30, 2004, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 and the fiscal years ended October 31, 2002, 2001, 2000 and 1999 has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

 The Fund

                                                  Year ended      Period ended
                                                 September 30,    September 30,               Year ended October 31,
                                                   2004/(a)/      2003/(b)(c)/    2002       2001          2000           1999
                                                    Class T          Class T     Class T    Class T       Class T       Class T
                                                 -------------    ------------- --------- -------------   ----------    --------
Net asset value --
Beginning of period ($)                             11.00             9.58        12.48     17.05           18.28        16.50
                                                  -------          -------      -------   -------         -------      -------
Income from Investment Operations ($):
   Net investment income (loss)                      0.16/(d)/        0.03/(d)/   (0.05)    (0.02)          (0.02)       (0.03)
   Net realized and unrealized gain (loss)
    on investments                                   1.76             1.39        (2.50)    (1.66)           1.25         2.42
                                                  -------          -------      -------   -------         -------      -------
  Total from Investment Operations                   1.92             1.42        (2.55)    (1.68)           1.23         2.39
                                                  -------          -------      -------   -------         -------      -------
Less Distributions Declared
 to Shareholders ($):
   From net investment income                       (0.20)              --           --        --           (0.01)          --
   In excess of net investment income                  --               --           --        --              --/(e)/      --
   From net realized gains                             --               --        (0.35)    (2.89)          (2.45)       (0.61)
                                                  -------          -------      -------   -------         -------      -------
  Total Distributions Declared to Shareholders      (0.20)              --        (0.35)    (2.89)          (2.46)       (0.61)
                                                  -------          -------      -------   -------         -------      -------
Net asset value --
End of period ($)                                   12.72            11.00         9.58     12.48           17.05        18.28
                                                  -------          -------      -------   -------         -------      -------
  Total return (%)/(f)/                             17.54            14.82/(g)/  (21.31)   (10.27)/(h)/      7.83        14.63
                                                  -------          -------      -------   -------         -------      -------
Ratios to Average Net Assets/
Supplemental Data (%):

   Expenses/(i)/                                     1.38             1.50/(j)/    1.41      1.39            1.36         1.37
   Net investment income (loss)/(i)/                 1.31             0.35/(j)/   (0.38)    (0.17)          (0.10)       (0.16)
   Waiver/reimbursement                                --               --           --      0.01              --           --
 Portfolio turnover rate (%)                         1.01               50/(g)/      99       127              72           75
 Net assets, end of period (000's) ($)            133,094          127,993      123,085   180,435         226,836      258,332

(a) On October 13, 2003, the Liberty Equity Value Fund was renamed the Columbia Disciplined Value Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 25, 2002, the Galaxy Equity Value Fund, Retail A shares were redesignated Liberty Equity Value, Class T shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e)   Rounds to less than $0.01 per share.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)   Not annualized.

(h) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

                                                  Year ended     Period ended
                                                 September 30,   September 30,              Year ended October 31,
                                                   2004/(a)/     2003/(b)(c)/     2002        2001          2000       1999
                                                    Class G         Class G      Class G     Class G       Class G    Class G
                                                 -------------   -------------  --------  -------------  -----------  -------
Net asset value --
Beginning of period ($)                             10.50            9.21         12.10     16.73         18.08         16.44
                                                    -----          ------        ------    ------        ------        ------
Income from Investment Operations ($):
   Net investment income (loss)                      0.08/(d)/      (0.04)/(d)/   (0.19)    (0.10)        (0.15)        (0.15)
   Net realized and unrealized gain (loss)
    on investments                                   1.67            1.33         (2.35)    (1.64)         1.25          2.40
                                                    -----          ------        ------    ------        ------        ------
  Total from Investment Operations                   1.75            1.29         (2.54)    (1.74)         1.10          2.25
                                                    -----          ------        ------    ------        ------        ------
Less Distributions Declared
 to Shareholders ($):
   From net investment income                       (0.08)             --            --        --            --            --
   From net realized gains                             --              --         (0.35)    (2.89)        (2.45)        (0.61)
                                                    -----          ------        ------    ------        ------        ------
  Total Distributions Declared to Shareholders      (0.08)             --         (0.35)    (2.89)        (2.45)        (0.61)
                                                    -----          ------        ------    ------        ------        ------
Net asset value --
End of period ($)                                   12.17           10.50          9.21     12.10         16.73         18.08
                                                    -----          ------        ------    ------        ------        ------
  Total return (%)/(e)/                             16.67           14.01/(f)/   (21.85)   (11.00)/(g)/    7.12/(g)/    13.81
                                                    -----          ------        ------    ------        ------        ------
Ratios to Average Net Assets/
Supplemental Data (%):
   Expenses/(h)/                                     2.06            2.31/(i)/     2.18      2.13          2.09          2.08
   Net investment income (loss)/(h)/                 0.64           (0.47)/(i)/   (1.15)    (0.91)        (0.83)        (0.87)
   Waiver/reimbursement                                --              --            --      0.02          0.03            --
  Portfolio turnover rate (%)                         101              50/(f)/       99       127            72            75
  Net assets, end of period (000's) ($)             7,502          11,074        16,791    25,776        30,555        30,988

(a) On October 13, 2003, the Liberty Equity Value Fund was renamed the Columbia Disciplined Value Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 25, 2002, the Galaxy Equity Value Fund, Retail B shares were redesignated Liberty Equity Value Fund, Class G shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)   Not annualized.

(g) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

FOR MORE INFORMATION

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus. The Statement of Additional Information and the Fund's website (www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:
Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Columbia Funds Trust XI: 811-4978

-     Columbia Disciplined Value Fund

 LOGO

                                                                731-01/070U-0105

                         COLUMBIA ASSET ALLOCATION FUND
                         COLUMBIA LARGE CAP GROWTH FUND
                         COLUMBIA DISCIPLINED VALUE FUND
                           COLUMBIA COMMON STOCK FUND
                          COLUMBIA SMALL CAP CORE FUND
                       COLUMBIA SMALL COMPANY EQUITY FUND
                          COLUMBIA DIVIDEND INCOME FUND

                        SERIES OF COLUMBIA FUNDS TRUST XI
                       STATEMENT OF ADDITIONAL INFORMATION
                             _________________, 2005

This Statement of Additional Information ("SAI") contains information which may be useful to investors but which is not included in the Prospectuses of Columbia Asset Allocation Fund, Columbia Large Cap Growth Fund, Columbia Disciplined Value Fund, Columbia Common Stock Fund, Columbia Small Cap Core Fund, Columbia Small Company Equity Fund and Columbia Dividend Income Fund (each a "Fund" and collectively, the "Funds"). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of a Fund dated _________, 2006, as applicable. This SAI should be read together with a Fund's Prospectus and the most recent Annual Report dated September 30, 2004, and Semiannual Report dated March 31, 2005 of Columbia Asset Allocation Fund, Columbia Large Cap Growth Fund, Columbia Disciplined Value Fund, Columbia Common Stock Fund, Columbia Small Cap Core Fund, Columbia Small Company Equity Fund, and Columbia Dividend Income Fund, as applicable, each a series of Columbia Funds Trust XI, the predecessors to the Funds (each a "Predecessor Fund" and collectively, the "Predecessor Funds"). Investors may obtain a free copy of a Prospectus and the Annual Report and Semiannual Report from Columbia Management Distributor, Inc. ("CMD"), One Financial Center, Boston, MA 02111-2621, or by calling 1-800-426-3750. The financial statements and Report of Independent Registered Public Accounting Firm appearing in the Predecessor Fund's September 30, 2004 Annual Report and the financial statements appearing in the Predecessor Fund's March 31, 2005 Semiannual Report are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by CMD generally and additional information about certain securities and investment techniques described in the Funds' Prospectuses.

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
PART 1
Definitions                                                                   b
Organization and History                                                      b
Investment Goal and Policies                                                  b
Fundamental and Non-Fundamental Investment Policies                           c
Portfolio Turnover                                                            h
Fund Charges and Expenses                                                     i
Custodian of the Funds                                                       oo
Independent Registered Public Accounting Firm of the Funds                   oo

PART 2
Miscellaneous Investment Practices                                            1
Taxes                                                                        21
Additional Tax Matters Concerning Trust Shares                               26
Management of the Funds                                                      28
Determination of Net Asset Value                                             40
How to Buy Shares                                                            42
Special Purchase Programs/Investor Services                                  45
Programs for Reducing or Eliminating Sales Charges                           47
How to Sell Shares                                                           49
Distributions                                                                53
How to Exchange Shares                                                       54
Suspension of Redemptions                                                    54
Shareholder Liability                                                        54
Shareholder Meetings                                                         54


                                        a

Appendix I                                                                   56
Appendix II                                                                  61
SUP-39/88447-0705

                         COLUMBIA ASSET ALLOCATION FUND
                         COLUMBIA LARGE CAP GROWTH FUND
                         COLUMBIA DISCIPLINED VALUE FUND
                           COLUMBIA COMMON STOCK FUND
                          COLUMBIA SMALL CAP CORE FUND
                       COLUMBIA SMALL COMPANY EQUITY FUND
                          COLUMBIA DIVIDEND INCOME FUND

                       STATEMENT OF ADDITIONAL INFORMATION
                             _________________, 2005

DEFINITIONS

"Asset Allocation Fund" or "Fund"           Columbia Asset Allocation Fund
"Growth Fund" or "Fund"                     Columbia Large Cap Growth Fund
"Value Fund" or "Fund"                      Columbia Disciplined Value Fund
"Common Stock Fund" or "Fund"               Columbia Common Stock Fund
"Small Cap Fund" or "Fund"                  Columbia Small Cap Core Fund
"Small Company Fund" or "Fund"              Columbia Small Company Equity Fund
"Dividend Fund" or "Fund"                   Columbia Dividend Income Fund
"Predecessor Fund" or "Predecessor Funds"   See below under "Organization and History"
"Trust"                                     Columbia Funds Series Trust I
"Advisor"                                   Columbia Management Advisors, Inc., the Funds' investment advisor
"CMD"                                       Columbia Management Distributor, Inc., the Funds' distributor
"CMS"                                       Columbia Management Services, Inc., the Funds' shareholder services and transfer agent

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1987. Each Fund is an open-end diversified management investment company representing the entire interest in a separate series of the Trust. Each Fund commenced investment operations as a series of the Trust on _________, 2006. Prior to ________, 2006 (the "Fund Reorganization Date"), each Fund was organized as a series of Columbia Funds Trust XI, a Massachusetts business trust (the "Predecessor Fund"). The Predecessor Fund to the Asset Allocation Fund commenced operations on December 30, 1991; the Predecessor Fund to the Growth Fund commenced operations on December 14, 1990; the Predecessor Fund to the Value Fund commenced operations on September 1, 1988; the Predecessor Fund to the Small Company Fund commenced operations on December 30, 1991; the Predecessor Fund to the Dividend Fund commenced operations on March 4, 1998; the Predecessor Fund to the Common Stock Fund commenced operations on December 14, 1992; and the Predecessor Fund to the Small Cap Fund commenced operations on December 14, 1992. The information provided for the Fund in this SAI for periods prior to the Fund Reorganization Date relates to the Predecessor Fund. The Trust changed its name from "Liberty-Stein Roe Funds Municipal Trust" to "Columbia Funds Trust IX" effective October 13, 2003. Effective ______, 2005, the name of the Trust was changed from "Columbia Funds Trust IX" to its current name.

INVESTMENT GOAL AND POLICIES

Each Prospectus describes the investment goal and investment strategies and risks of each Fund to which it pertains. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Funds. Part 2 contains, among other things, additional information about the following securities and investment techniques that may be utilized by the Funds, unless otherwise noted, subject to any restrictions described in Part 1 of this SAI:

     Custody Receipts and Trust Certificates (the Asset Allocation Fund only) Short-Term Trading
     Small Companies (the Small Cap and Small Company Funds only)
     Common Stock, Preferred Stock and Warrants
     Foreign Securities
     Other Investment Companies


                                        b

     Money Market Instruments
     Securities Loans
     Forward Commitments
        "When-Issued" Securities (theCommon Stock, Dividend and Small Cap Funds
         only)
        "Delayed Delivery" Securities (the Common Stock, Dividend and Small Cap
         Funds only)
     Mortgage Dollar Rolls (the Asset Allocation Fund only)
     REITs
     Mortgage-Backed Securities (the Asset Allocation Fund only)
     Non-Agency Mortgage-Backed Securities (the Asset Allocation Fund only) Asset-Backed Securities (the Asset Allocation Fund only)
     Repurchase Agreements
     Reverse Repurchase Agreements
     Options on Securities
     Futures Contracts and Related Options
     Swap Agreements (Swaps, Caps, Collars and Floors)
     Foreign Currency Transactions
     Rule 144A Securities
     Variable and Floating Rate Obligations
     Convertible Securities
     Yankee Obligations
     American, European, Continental and Global Depositary Receipts
        (except that only the Common Stock, Small Cap and Dividend Funds may invest in GDRs)

Except as indicated below under "Fundamental and Non-Fundamental Investment Policies," the Funds' investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES

In addition to each Fund's investment goal as stated in its Prospectuses, the following investment limitations are matters of fundamental policy and may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of its outstanding shares. A "vote of the holders of a majority of the outstanding shares" of a particular Fund means the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of such Fund, or (b) 67% or more of the shares of such Fund present at a meeting if more than 50% of the outstanding shares of such Fund are represented at the meeting in person or by proxy.

Each of the Asset Allocation Fund, Common Stock Fund, Dividend Fund, Value Fund, Growth Fund, Small Cap Fund and Small Company Fund may not:

1. Underwrite any issue of securities issued by other persons within the meaning of the Securities Act of 1933, as amended (the "1933 Act") except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.

2. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

3. Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation,


                                        c
     assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

NON-FUNDAMENTAL INVESTMENT POLICIES

The following investment limitation with respect to the Funds may be changed by the Board of Trustees without shareholder approval:

8. A Fund may not sell securities short, maintain a short position, or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

The following investment limitations with respect to the Asset Allocation Fund, Dividend Fund, Value Fund, Growth Fund and Small Company Fund may be changed by the Board of Trustees without shareholder approval:

9. A Fund may not write or sell put options, call options, straddles, spreads or any combination thereof except that (i) each of the Value Fund, Growth Fund and Small Company Fund may, to the extent consistent with its investment objective and policies, write covered call options and purchase and sell other options, and (ii) the Asset Allocation Fund and the Dividend Fund may buy and sell options, including without limit buying or writing puts and calls, based on any type of security, index or currency, including options on foreign exchanges and options not traded on exchanges to the extent permitted by its investment objective and policies.

10. A Fund may not purchase securities of companies for the purpose of exercising control.

11. A Fund may not purchase securities of other investment companies except as permitted by the 1940 Act, except that the Dividend Fund may, from time to time, on a temporary basis, invest exclusively in one other investment company similar to the Fund.

The following investment limitation with respect to the Asset Allocation Fund, Dividend Fund, Value Fund, Growth Fund and Small Company Fund may be changed by the Board of Trustees without shareholder approval:

12. A Fund may not invest more than 15% of its net assets in illiquid securities.

The following investment limitations with respect to the Common Stock Fund and Small Cap Fund may be changed by the Board of Trustees without shareholder approval:

13. The Funds may not invest more than 15% of their respective net assets in securities subject to restrictions on resale under the Securities Act of 1933 (except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain securities which meet the criteria for liquidity as established by the Board of Trustees).

14. Each Fund will limit its investments in other investment companies to not more than 3% of the total outstanding voting stock of any investment company; will invest no more than 5% of its total assets in any one investment company; and will invest no more than 10% of its total assets in investment companies in general. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization or acquisition of assets.

15. The Funds will purchase the securities of other investment companies only in open market transactions involving only customary broker's commissions. It should be noted that investment companies incur certain expenses such as management fees, and therefore any investment by a Fund in shares of another investment company would be subject to such duplicate expenses.

16. Neither Fund may purchase or retain the securities of any issuer if the officers and Trustees of the Trust or the Advisor, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.

17. Neither Fund may purchase or sell interests in oil, gas, or mineral exploration or development programs or leases; except that the Funds may


                                        d
     purchase the securities of issuers which invest in or sponsor such programs.

18. Neither Fund may purchase put options on securities, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.

19. Neither Fund may write call options on securities, unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. Neither Fund may write call options in excess of 5% of the value of its total assets.

20. Neither Fund will invest more than 15% of the value of its respective net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, and certain securities not determined by the Board of Trustees to be liquid.

21. Neither Fund may invest in companies for the purpose of exercising management or control.

22. Neither Fund may invest more than 5% of its net assets in warrants. No more than 2% of this 5% may be warrants which are not listed on the New York Stock Exchange.

With respect to Investment Limitation No. 11 above, the 1940 Act currently prohibits a Fund, subject to certain exceptions, from acquiring the securities of other investment companies if, as a result of such acquisition, (a) the Fund owns more than 3% of the total outstanding voting stock of the investment company; (b) securities issued by any one investment company represent more than 5% of the total assets of the Fund; or (c) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

Each Fund may purchase restricted securities, which are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under the federal securities laws. Certain restricted securities may be considered liquid pursuant to guidelines established by the Board of Trustees. To the extent restricted securities are deemed illiquid, each Fund will limit its purchase, together with other securities considered to be illiquid, to 15% of its net assets.

Each of the Growth Fund and Small Company Fund may purchase put options and call options on securities and securities indices. Neither of these Funds may purchase options unless immediately after any such transaction the aggregate amount of premiums paid for put or call options does not exceed 5% of its total assets.

Each of the Value Fund, Growth Fund and Small Company Fund may engage in writing covered call options and may enter into closing purchase transactions with respect to such options. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. The aggregate value of the securities subject to such options written by these Funds may not exceed 25% of the value of such Fund's net assets.

Each of the Asset Allocation Fund, Common Stock Fund, Dividend Fund and Small Cap Fund may buy and sell options and futures contracts to manage their exposure to changing interest rates, security prices and currency exchange rates. These Funds may invest in options and futures based on any type of security, index, or currency, including options and futures based on foreign exchanges and options not traded on exchanges. These Funds will not hedge more than 20% of their respective total assets (10% of net assets with respect to the Asset Allocation
Fund) by selling futures, buying puts, and writing calls under normal conditions. These Funds will not buy futures or write puts whose underlying value exceeds 20% of their respective total assets (10% of net assets with respect to the Asset Allocation Fund), and will not buy calls with a value exceeding 5% of their respective total assets. These Funds may utilize stock index futures contracts, options, swap agreements, indexed securities, and options on futures contracts for the purposes of managing cash flows into and out of their respective portfolios and potentially reducing transaction costs, subject to the limitation that the value of these futures contracts, swap agreements, indexed securities, and options will not exceed 20% of the Funds' respective total assets (10% of net assets with respect to the Asset Allocation
Fund). These Funds will not purchase put options to the extent that more than 5% of the value of their respective total assets would be invested in premiums on open put option positions. In addition, these Funds do not intend to invest more than 5% of the market value of their respective total assets in each of the following: futures contracts, swap agreements, and indexed securities. When one of these Funds enters into a swap agreement, liquid assets of the Fund equal to the value of the swap agreement will be segregated by that Fund. These Funds may not use stock index futures contracts and options for speculative purposes.

As a means of reducing fluctuations in the net asset value of shares of the Asset Allocation Fund, Large Cap Fund, Dividend Fund and Small Cap Fund, the Funds may attempt to hedge all or a portion of their respective portfolios through the purchase of listed put options on stocks, stock indices and stock index futures contracts. These options will be used as a form of forward pricing to protect portfolio securities against decreases in value resulting from market factors, such as an anticipated increase in interest rates.


                                        e

The Asset Allocation Fund, Common Stock Fund, Dividend Fund and Small Cap Fund may only: (1) buy listed put options on stock indices and stock index futures contracts; (2) buy listed put options on securities held in their respective portfolios; and (3) sell listed call options either on securities held in their respective portfolios or on securities which they have the right to obtain without payment of further consideration (or have segregated cash in the amount of any such additional consideration). Each of these Funds will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed or expired. Each of these Funds may also enter into stock index futures contracts. A stock index futures contract is a bilateral agreement which obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of trading of the contract and the price at which the agreement is originally made. There is no physical delivery of the stocks constituting the index, and no price is paid upon entering into a futures contract.

None of the Asset Allocation Fund, Common Stock Fund, Dividend Fund and Small Cap Fund will enter into futures contracts if, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of its total assets. Further, these Funds will enter into stock index futures contracts only for bona fide hedging purposes or such other purposes permitted under Part 4 of the regulations promulgated by the Commodity Futures Trading Commission. Also, these Funds may not enter into stock index futures contracts and options to the extent that the value of such contracts would exceed 20% of the Fund's total net assets and may not purchase put options to the extent that more than 5% of the value of (10% of net assets with respect to the Asset Allocation Fund) the Fund's total assets would be invested in premiums on open put option positions.

As one way of managing their exposure to different types of investments, the Asset Allocation Fund, Common Stock Fund, Dividend Fund and Small Cap Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors.

Each Fund may buy and sell securities denominated in currencies other than the U.S. dollar, and may receive interest, dividends and sale proceeds in currencies other than the U.S. dollar. The Funds from time to time may enter into foreign currency exchange transactions to convert the U.S. dollar to foreign currencies, to convert foreign currencies to the U.S. dollar and to convert foreign currencies to other foreign currencies.

Each of the Asset Allocation Fund, Value Fund, Growth Fund, Small Cap Fund and Small Company Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. Country funds have portfolios consisting primarily of securities of issuers located in one foreign country. The Funds may invest in other investment companies primarily for the purpose of investing their short-term cash which has not yet been invested in other portfolio instruments. However, from time to time, on a temporary basis, each of the Common Stock Fund, Dividend Fund and Small Cap Fund may invest exclusively in one other investment company similar to the respective Fund.

All debt obligations, including convertible bonds, purchased by the Asset Allocation Fund, Dividend Fund, Value Fund, Growth Fund and Small Company Equity Fund are rated investment grade by Moody's (Aaa, Aa, A and Baa) or S&P (AAA, AA, A and BBB), or, if not rated, are determined to be of comparable quality by the Advisor. Debt securities rated Baa by Moody's or BBB by S&P are generally considered to be investment grade securities although they have speculative characteristics and changes in economic conditions or circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated debt obligations.

The Common Stock Fund and Small Cap Fund may purchase convertible bonds rated Ba or higher by Moody's or BB or higher by S&P or Fitch at the time of investment. Short-term money market instruments purchased by the Common Stock Fund and Small Cap Fund must be rated in one of the top two rating categories by a nationally recognized statistical rating agency, such as Moody's, S&P or Fitch.

Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Trustees or the Advisor may determine that it is appropriate for a Fund to continue to hold the obligation if retention is in accordance with the interests of the particular Fund and applicable regulations of the Securities and Exchange Commission ("SEC"). However, each Fund will sell promptly any security that is not rated investment grade by either S&P or Moody's if such securities exceed 5% of the Fund's net assets.

Loans of portfolio securities by the Funds will generally be short-term (except in the case of the Common Stock Fund and Small Cap Fund, which may loan their securities on a long-term or short-term basis or both), will be made only to borrowers deemed by the Advisor to be of good standing and only when, in the Advisor's judgment, the income to be earned from the loan justifies the attendant risks. The Funds currently intend to limit the lending of their portfolio securities so that, at any given time, securities loaned by a Fund represent not more than one-third of the value of its total assets.

Each Fund will invest no more than 10% of its net assets in REITs.


                                        f

Except as stated otherwise, if a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to borrowings, if a Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

Each Fund may follow non-fundamental operating policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectuses and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act.

ASSET ALLOCATION FUND

The Asset Allocation Fund may invest up to 25% of its net assets in foreign securities. Such foreign investments may be made directly, by purchasing securities issued or guaranteed by foreign corporations, banks or governments (or their political subdivisions or instrumentalities) or by supranational banks or other organizations, or indirectly, by purchasing American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") (EDRs are also known as Continental Depositary Receipts ("CDRs")). Examples of supranational banks include the International Bank for Reconstruction and Development ("World Bank"), the Asian Development Bank and the InterAmerican Development Bank. Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that those commitments will be undertaken or met in the future. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI. The Fund may also invest in dollar-denominated high quality debt obligations of U.S. corporations issued outside the United States. The Fund may also buy and sell options and futures contracts, utilize stock index futures contracts, options, swap agreements, indexed securities and options or futures contracts, purchase asset-backed and mortgage-backed securities and enter into foreign currency exchange contracts.

GROWTH FUND

Under normal circumstances, the Growth Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broadly diversified portfolio of equity securities, primarily common stocks and securities that can be converted into common stocks. Convertible securities purchased by the Growth Fund may include both debt securities and preferred stock. By investing in convertible securities, the Fund will seek the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible. See "Convertible Securities" in
Part 2 of this SAI. The Fund may also invest in common stock warrants.

The Fund may invest up to 20% of its total assets in foreign securities, either directly or indirectly through the purchase of ADRs, EDRs and CDRs. In addition, the Fund may invest in securities issued by foreign branches of U.S. banks and foreign banks. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI. The Fund may also purchase put options and call options and write covered call options. See "Options on Securities" in Part 2 of this SAI.

VALUE FUND

Under normal circumstances, the Value Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, preferred stock (including convertible preferred stock) and debt securities convertible into common stock, mainly those that the Advisor believes to be undervalued. Debt securities convertible into common stock are purchased primarily during periods of relative market instability and are acquired principally for income with the potential for appreciation being a secondary consideration. See "Convertible Securities" in Part 2 of this SAI.

The Fund may also invest up to 20% of its total assets in foreign securities, either directly or indirectly through ADRs, EDRs and CDRs. In addition, the Fund may invest in securities issued by foreign branches of U.S. banks and foreign banks. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI. The Fund may also write covered call options. See "Options on Securities" in Part 2 of this SAI.

COMMON STOCK FUND

Under normal market conditions, the Common Stock Fund will invest at least 80% of its total assets in common stocks, preferred stocks, common stock warrants and securities convertible into common stock. The Fund may purchase convertible securities, including convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. See "Convertible Securities" in
Part 2 of this SAI. The Fund may also buy and sell options and futures contracts and utilize stock index futures contracts, options, swap agreements, indexed securities, and options on futures contracts. See "Options on Securities" and "Futures Contracts and Related Options" in Part 2 of this SAI.

The Fund may invest up to 20% of its total assets in securities of foreign issuers which are freely traded on United States securities exchanges or in


                                        g
the over-the-counter market in the form of ADRs, EDRs, CDRs and Global Depositary Receipts ("GDRs"). Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Fund will not invest in the securities of foreign issuers if any such risk appears to the Advisor to be substantial. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI.

SMALL CAP FUND

Under normal circumstances, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies that have market capitalizations similar in size to those companies in the Russell 2000 Index. In addition to common stocks, the Small Cap Fund may purchase convertible securities, including convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. See "Convertible Securities" in
Part 2 of this SAI. The Fund may also buy and sell options and futures contracts and utilize stock index futures contracts, options, swap agreements, indexed securities, and options on futures contracts. See "Options on Securities" and "Futures Contracts and Related Options" in Part 2 of this SAI.

The Fund may invest up to 20% of its total assets in securities of foreign issuers which are freely traded on U.S. securities exchanges or in the over-the-counter market in the form of ADRs, EDRs, CDRs and GDRs. Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any such risk appears to the Advisor to be substantial. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI.

SMALL COMPANY FUND

In addition to common stocks, the Small Company Fund may invest in preferred stock, securities convertible into common stock, rights and warrants. Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in stocks of companies that have market capitalizations similar in size to those companies in the Russell 2000 Growth Index. The Fund may invest up to 20% of its total assets in foreign securities, either directly or indirectly through ADRs, EDRs and CDRs. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI.

The Fund may purchase put options and call options and write covered call options as a hedge against changes resulting from market conditions and in the value of the securities held in the Fund or which it intends to purchase and where the transactions are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund. See "Options on Securities" in
Part 2 of this SAI.

DIVIDEND FUND

Under normal circumstances, the Dividend Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of income-producing (dividend-paying) equity securities, which will consist primarily of common stocks but may also include preferred stocks and convertible securities. The Fund may invest up to 20% of its net assets in debt securities, including lower-quality debt securities. The Fund may invest up to 20% of its total assets in foreign securities, either directly or indirectly through ADRs, EDRs, CDRs and GDRs. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI. The Fund may also buy and sell options and futures contracts and utilize stock index futures contracts, options, swap agreements, indexed securities and options on futures contracts. See "Options on Securities" and "Futures Contracts and Related Options" in Part 2 of this SAI.

PORTFOLIO TURNOVER

Portfolio turnover is included in the Prospectuses under "Financial Highlights." Each Fund may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with the Fund's investment goal. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover may cause the Funds to realize capital gains which, if realized and distributed by the Funds, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds.

For the Asset Allocation Fund, during the fiscal year ending September 30, 2004, the turnover decreased from 122% in the prior year to 75%. Part of the decrease was due to the restructuring of the Fund to a broadly diversified portfolio in the 2002-2003 fiscal year. We expect that prospectively turnover will generally range between 75% and 125%.

For the Growth Fund, during the fiscal year ending September 30, 2004, the Fund experienced a higher rate of portfolio turnover than during the previous fiscal year. This was due largely to volatility in individual stocks and opportunities to take advantage of inefficiently priced stocks.


                                        h

For the Value Fund, during the fiscal year ending September 30, 2004, the Fund experienced a higher rate of portfolio turnover than during the previous fiscal year. This was due largely to increased opportunities in the equity market in 2004. We expect that prospectively turnover will generally range between 80% and 100%.

For the Common Stock Fund, during the fiscal year ending September 30, 2004, the Fund experienced a higher rate of portfolio turnover than during the previous fiscal year. This was due largely to change in portfolio management. We expect that prospectively turnover will generally range between 50% and 80%.

For the Small Company Equity Fund, during the fiscal year ending September 30, 2004, the turnover decreased from 123% in the prior year to 54%. Part of the decrease was due to changes in portfolio managers. We expect that prospectively turnover will generally range between 90% and 120%.

FUND CHARGES AND EXPENSES

Effective February 9, 2005, under the Funds' management contracts, each Fund (excluding the Small Cap Fund and the Small Company Fund) pays the Advisor a monthly fee based on the average daily net assets of the Fund at the annual rate of:

                   FEE     ASSET     FEE        ASSET       FEE     ASSET     FEE     ASSET     FEE     ASSET     FEE     ASSET
     FUND          RATE    LEVEL     RATE       LEVEL       RATE    LEVEL     RATE    LEVEL     RATE    LEVEL     RATE    LEVEL
---------------   -----   -------   -----   -------------  -----   -------   -----   -------   -----   -------   -----   -------
Columbia Large    0.700%  Less      0.575%  $200 million   0.450%  Net
Cap Growth Fund           than              to $500                assets
                          $200              million                in
                          million                                  excess
                                                                   of $500

Columbia          0.700%  Less      0.650%  $500 million   0.600%  $1        0.550%  $1.5      0.530%  $3        0.510%  Greater
Common Stock              than              to $1 billion          billion           billion           billion           than
Fund                      $500                                     to $1.5           to $3             to $6             $6
                          million                                  billion           billion           billion           billion

Columbia          0.700%  Less      0.650%  $500 million   0.600%  $1        0.550%  $1.5      0.530%  $3        0.510%  Greater
Disciplined               than              to $1 billion          billion           billion           billion           than
Value Fund                $500                                     to $1.5           to $3             to $6             $6
                          million                                  billion           billion           billion           billion

Columbia          0.700%  Less      0.650%  $500 million   0.600%  $1        0.550%  $1.5      0.530%  $3        0.510%  Greater
Dividend                  than              to $1 billion          billion           billion           billion           than
Income Fund               $500                                     to $1.5           to $3             to $6             $6
                          million                                  billion           billion           billion           billion

Columbia Asset    0.650%  Less      0.600%  $500 million   0.550%  $1        0.500%  $1.5      0.480%  $3        0.460%  Greater
Allocation Fund           than              to $1 billion          billion           billion           billion           than
                          $500                                     to $1.5           to $3             to $6             $6
                          million                                  billion           billion           billion           billion

Previously, the Advisor had, with respect to the period from November 1, 2004 to February 9, 2005, waived a portion of its fees, so that it retained fees at the rates shown above.

As of November 1, 2003, the Board of Trustees approved a management fee structure for the Funds, excluding the Small Company Fund, as follows: 0.75% of the first $500 million of average daily net assets, plus 0.70% of the next $500 million of average daily net assets, plus 0.65% of the next $500 million of average daily net assets, plus 0.60% of the next $500 million of average daily net assets, plus 0.55% of average daily net assets in excess of $2 billion. Prior to November 1, 2003, the Advisor was entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of each Fund.

As of November 1, 2003, the management fee structure for the Small Company Fund is as follows: 0.75% of the first $500 million of average daily net assets, plus 0.70% of the next $500 million of average daily net assets, plus 0.65% of average daily net assets in excess of $1 billion.

As of November 1, 2003, the Advisor no longer waives its advisory fees payable to it by the Funds.

Under the administration agreement for each Fund (other than the Growth Fund), the Fund pays the Advisor a monthly fee at the annual rate of 0.067% of the average daily net assets of the Fund. Prior to November 26, 2002, the administration agreement was computed daily and paid monthly at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by Galaxy, 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0525% of the next $9 billion of combined average daily net assets and 0.05% of combined average daily net assets in excess of $30 billion.

Effective November 1, 2004, the Growth Fund pays the Advisor under its administration agreement a fee at the annual rate of 0.10% of the average daily net assets of the Fund. Prior to November 1, 2004, the Growth Fund paid fees under its administration agreement at the rate set forth in the immediately preceding paragraph.

The Advisor is responsible for providing accounting and bookkeeping services to the Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (outsourcing agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the outsourcing agreement.

Under its pricing and bookkeeping agreement with the Funds, the Advisor receives from the Funds an annual fee based on the average daily net assets of each Fund as follows: $25,000 under $50 million; $35,000 of $50 million but less than $200 million; $50,000 of $200 million but less than $500 million; $85,000 of $500 million but less than $1 billion and $125,000 in excess of $1 billion. The annual fees for a Fund with more than 25% in non-domestic assets will be 150% of the annual fees described above. In addition to the above-referenced fees, each Fund pays an additional $10,000 per annum. Notwithstanding the above, for each of the Funds, the Advisor waives fees payable to it under the agreement by $500 per month.

Under the shareholders' servicing and transfer agency fee arrangement between CMS and the Funds, each Fund pays the following fees:

          An annual open account fee of $28 per open account plus a Fund's allocated share of reimbursement for the out-of-pocket expenses of CMS.

Prior to November 1, 2003, the Fund paid a shareholders' servicing and transfer agency fee to CMS as follows:

     -    A new account set up charge of $5.00 per account; plus

     - An account maintenance fee for each open non-networked account of $14.00 per annum and for each networked account in the amount of $100,000 accounts or less of $11.00 per annum and each networked account in the amount of over $100,000 accounts of $8.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

     - An account fee for each closed account in the amount of $100,000 or less of $14.00 per annum and each closed account in the amount of 1 over $100,000 of $11.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

     - The Fund's allocated share of CMS's out-of-pocket expenses reasonably incurred by CMS in performing its duties and responsibilities pursuant to this arrangement.

There is a minimum annual fee per Fund of $5,000.

PFPC Inc. ("PFPC"), located at 4400 Computer Drive, Westborough, Massachusetts 01581-5108, served as the administrator (until July 2002) and transfer and dividend disbursing agent (until July 2002) for the Funds. PFPC also provided pricing and bookkeeping services to the Funds (until July 2002) and continued to provide certain of these pricing and bookkeeping services until November 2002. PFPC is an indirect majority-owned subsidiary of PNC Bank Corp.


                                        j

RECENT FEES PAID TO THE ADVISOR, PFPC AND OTHER SERVICE PROVIDERS (DOLLARS IN THOUSANDS)

The following tables present recent fees paid to the Advisor, PFPC and other service providers by the Funds.

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
ASSET ALLOCATION FUND(A)                          2005            2004              2003(b)            2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                     $3,448             $3,366            $4,135
Administration fee                                                  308                301               362
Bookkeeping fee                                                     149                138               115
Shareholder service and transfer agent fee                          N/A              1,235             1,111
   Transfer Agent fee (A Shares)                                      5                N/A               N/A
   Transfer Agent fee (B Shares)                                      9                N/A               N/A
   Transfer Agent fee (C Shares)                                      1                N/A               N/A
   Transfer Agent fee (G Shares)                                    127                N/A               N/A
   Transfer Agent fee (T Shares)                                    469                N/A               N/A
   Transfer Agent fee (Z Shares)                                    509                N/A               N/A
   Service fee (A Shares)                                             5                  1                 0
   Service fee (B Shares)                                            10                  2                 1
   Service fee (C Shares)                                             1                 (c)              N/A
   Service fee (G Shares)                                           150                180               277
   Service fee (T Shares)                                           576                507               723
   Distribution fee (A Shares)                                      N/A                  0                (c)
   Distribution fee (B Shares)                                       29                  7                 3
   Distribution fee (C Shares)                                        3                  1               N/A
   Distribution fee (G Shares)                                      325                394               613
Fees and expenses waived or reimbursed by
   the Advisor                                                      (12)               (36)              (33)
Fees waived by CMD (Class G)                                          0                  0               (23)
Fees waived by CMS                                                  N/A                  0               (20)

(a) On November 18, 2002, the Galaxy Asset Allocation Fund, Prime A shares were redesignated Class A shares, the Galaxy Asset Allocation Fund, Prime B shares were redesignated Class B shares, the Galaxy Asset Allocation Fund, Retail B shares were redesignated Class G shares and the Galaxy Asset Allocation Fund, Retail A shares were redesignated Class T shares. Class C shares were initially offered on November 18, 2002.

(b) The Asset Allocation Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c)  Rounds to less than one.


                                        k

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
GROWTH FUND(A)                                    2005            2004              2003(b)            2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                     $7,132             $6,438            $9,319
Administration fee                                                  657                575               816
Bookkeeping fee                                                     112                 87               132
Shareholder service and transfer agent fee                          N/A              1,942               872
   Transfer Agent fee (A Shares)                                      6                N/A               N/A
   Transfer Agent fee (B Shares)                                      5                N/A               N/A
   Transfer Agent fee (C Shares)                                      1                N/A               N/A
   Transfer Agent fee (G Shares)                                    120                N/A               N/A
   Transfer Agent fee (T Shares)                                    490                N/A               N/A
   Transfer Agent fee (Z Shares)                                  1,302                N/A               N/A
   Service fee (A Shares)                                             8                  1                 0
   Service fee (B Shares)                                             6                  1               684
   Service fee (C Shares)                                             2                502               N/A
   Service fee (G Shares)                                           160                166               252
   Service fee (T Shares)                                           718                622                 0
   Distribution fee (A Shares)                                      N/A                  0                 1
   Distribution fee (B Shares)                                       18                  4                 2
   Distribution fee (C Shares)                                        5                  2               N/A
   Distribution fee (G Shares)                                      346                359               558
Fees and expenses waived or reimbursed by
   the Advisor                                                      (21)              (200)             (541)
Fees waived by CMD (Class G)                                        N/A                  0               (26)
Fees waived by CMS                                                  N/A                  0               (90)

(a) On November 18, 2002, the Galaxy Equity Growth Fund, Prime A shares were redesignated Class A shares., the Galaxy Equity Growth Fund, Prime B shares were redesignated Class B shares, the Galaxy Equity Growth Fund, Retail B shares were redesignated Class G shares and the Galaxy Equity Growth Fund, Retail A shares were redesignated Class T shares. Class C shares were initially offered on November 18, 2002.

(b) The Equity Growth Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c)  Rounds to less than one.


                                        l

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
VALUE FUND                                        2005            2004              2003(a)            2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                     $3,109             $2,267            $2,892
Administration fee                                                  278                202               253
Bookkeeping fee                                                      57                 53                64
Shareholder service and transfer agent fee                          N/A                675               481
   Transfer Agent fee (A Shares)                                      3                N/A               N/A
   Transfer Agent fee (B Shares)                                      2                N/A               N/A
   Transfer Agent fee (C Shares)                                     (g)               N/A               N/A
   Transfer Agent fee (G Shares)                                     21                N/A               N/A
   Transfer Agent fee (T Shares)                                    252                N/A               N/A
   Transfer Agent fee (Z Shares)                                    464                N/A               N/A
   Service fee (A Shares)                                             4                  1                (b)
   Service fee (B Shares)                                             4                 (g)               (c)
   Service fee (C Shares)                                             1                 (g)               (d)
   Service fee (G Shares)(e)                                         29                 41                71
   Service fee (T Shares)(f)                                        409                329                 0
   Distribution fee (B Shares)                                       11                  1                (c)
   Distribution fee (C Shares)                                        2                 (g)               (d)
   Distribution fee (G Shares)(e)                                    62                 89               160
Fees and expenses waived or reimbursed by
   the Advisor                                                        0                  0                (6)
Fees waived by CMD (Class G)                                        N/A                  0                 0
Fees waived by CMS                                                  N/A                (59)                0

(a) The Value Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b)  Class A shares were initially offered on November 25, 2002.

(c)  Class B shares were initially offered on November 25, 2002.

(d)  Class C shares were initially offered on November 25, 2002.

(e) On November 25, 2002, the Galaxy Equity Value Fund, Retail B shares were redesignated Class G shares.

(f) On November 25, 2002, the Galaxy Equity Value Fund, Retail A shares were redesignated Class T shares.

(g)  Rounds to less than one.


                                        m

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
COMMON STOCK FUND(A)                              2005            2004             2003(b)             2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                     $3,150             3,311             $5,470
Advisory fee waiver                                                 N/A               N/A               (115)
Administration fee                                                  281               297                479
Bookkeeping fee                                                      57               N/A                N/A
Shareholder service and transfer agent fee                          N/A                13                667
   Transfer Agent fee (A Shares)                                     20               N/A                N/A
   Transfer Agent fee (B Shares)                                      7               N/A                N/A
   Transfer Agent fee (C Shares)                                      1               N/A                N/A
   Transfer Agent fee (G Shares)                                     66               N/A                N/A
   Transfer Agent fee (T Shares)                                    424               N/A                N/A
   Transfer Agent fee (Z Shares)                                    354               N/A                N/A
   Distribution fee (Class A )                                      N/A               N/A                 (c)
   Distribution fee (Class B)                                        24                 4                  1
   Distribution fee (Class G)                                       156               208                290
   Distribution fee (Class C)                                         3                 1                N/A
   Service fee (Class A)                                             23               N/A                N/A
   Service fee (Class B)                                              8                 1                 (c)
   Service fee (Class G)                                             71                95                130
   Service fee (Class C)                                              1                (c)               N/A
   Service fee (Class T)                                            575               484                N/A
Fees waived by CMS                                                  N/A                 0                  0
(Class A)                                                            (c)              N/A                N/A
(Class B)                                                            (c)              N/A                N/A
(Class C)                                                           (cg)              N/A                N/A
(Class T)                                                            (6)              N/A                N/A
(Class G)                                                            (5)              N/A                N/A
(Class Z)                                                            (6)              N/A                N/A

(a) On November 18, 2002, the Galaxy Common Stock Fund, Prime A shares were redesignated Class A shares, the Galaxy Common Stock Fund, Prime B shares were redesignated Class B shares, the Galaxy Common Stock Fund, Retail B shares were redesignated Class G shares and the Galaxy Common Stock Fund, Retail A shares were redesignated Class T shares. Class C shares were initially offered on November 18, 2002.

(b) The Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c)  Rounds to less than one.


                                        n

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
SMALL CAP FUND                                    2005            2004             2003(a)             2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                    $10,191             $5,236            $4,741
Administration fee                                                  970                468               415
Bookkeeping fee                                                     139                 87               105
Shareholder service and transfer agent fee                          N/A                731               316
   Transfer Agent fee (A Shares)                                    163                N/A               N/A
   Transfer Agent fee (B Shares)                                     32                N/A               N/A
   Transfer Agent fee (C Shares)                                     50                N/A               N/A
   Transfer Agent fee (G Shares)                                     12                N/A               N/A
   Transfer Agent fee (T Shares)                                    148                N/A               N/A
   Transfer Agent fee (Z Shares)                                    937                N/A               N/A

   Service fee (A shares)(b)                                        427                 38                 0
   Service fee (B shares)(c)                                         82                  8                (g)
   Service fee (C shares)                                           130                  6                (d)
   Service fee (G shares)(e)                                         34                 26                24
   Service fee (T shares)(f)                                        453                319
   Distribution fee (A Shares)(b)                                   N/A                  0                (g)
   Distribution fee (B Shares)(c)                                   247                 23                 2
   Distribution fee (C shares)                                      390                 19                (d)
   Distribution fee (G Shares)(e)                                    73                 57                54
Fees and expenses waived or reimbursed by
   the Advisor                                                      (29)              (121)              (66)

(a) The Small Cap Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) On November 18, 2002, the Galaxy Small Cap Value Fund, Prime A shares were redesignated Class A shares.

(c) On November 18, 2002, the Galaxy Small Cap Value Fund, Prime B shares were redesignated Class B shares.

(d)  Class C shares were initially offered on November 18, 2002.

(e) On November 18, 2002, the Galaxy Small Cap Value Fund, Retail B shares were redesignated Class G shares.

(f) On November 18, 2002, the Galaxy Small Cap Value Fund, Retail A shares were redesignated Class T shares.

(g)  Rounds to less than one.


                                        o

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
SMALL COMPANY FUND                                2005            2004             2003(a)             2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                     $3,023             $2,185            $2,956
Administration fee                                                  270                195               257
Bookkeeping fee                                                      59                 54                70
Shareholder service and transfer agent fee                          N/A                789               201
   Transfer Agent fee (A Shares)                                      3                N/A               N/A
   Transfer Agent fee (B Shares)                                      2                N/A               N/A
   Transfer Agent fee (C Shares)                                      1                N/A               N/A
   Transfer Agent fee (G Shares)                                     19                N/A               N/A
   Transfer Agent fee (T Shares)                                    174                N/A               N/A
   Transfer Agent fee (Z Shares)                                    616                N/A               N/A

   Service fee (A shares)(b)                                          4                 (c)               (d)
   Service fee (B shares)(f)                                          3                 (c)               (e)
   Service fee (C shares)(g)                                          1                 (c)                0
   Service fee (G shares)(h)                                         18                 22                41
   Service fee (T shares)(i)                                        221                156                 0

   Distribution fee (B shares)(f)                                     8                 (c)               (e)
   Distribution fee (C shares)(g)                                     3                 (c)                0
   Distribution fee (G shares)(h)                                    39                 48                91
Fees and expenses waived or reimbursed
   by the Advisor                                                   N/A
                                                                                         0               (58)
Fees waived by CMD (G shares)                                       N/A                  0                (3)
Fees waived by CMS                                                  N/A                (26)              (22)
(Class A)                                                            (c)               N/A               N/A
(Class B)                                                            (c)               N/A               N/A
(Class C)                                                            (c)               N/A               N/A
(Class T)                                                           (14)               N/A               N/A
(Class G)                                                            (c)               N/A               N/A
(Class Z)                                                           (22)               N/A               N/A

(a) The Small Company Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) On November 18, 2002, the Galaxy Small Company Equity Fund, Prime A shares were redesignated Class A shares.

(c)  Rounds to less than one.

(d)  Prime A shares were not offered during the period.

(e)  Prime B shares were not offered during the period.

(f) On November 18, 2002, the Galaxy Small Company Equity Fund, Prime B shares were redesignated Class B shares.

(g)  Class C shares were initially offered on November 18, 2002.

(h) On November 18, 2002, the Galaxy Small Company Equity Fund, Retail B shares were redesignated Class G shares.

(i) On November 18, 2002, the Galaxy Small Company Equity Fund l Retail A shares were redesignated Class T shares.


                                        p

                                               Year ended      Year ended    Eleven months ended    Year Ended
                                             September 30,   September 30,      September 30,      October 31,
DIVIDEND FUND                                     2005            2004             2003(a)             2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                    $1,489             $1,227             $ 381
Advisory fee waiver                                                (59)                (4)             (102)
Bookkeeping Fee                                                     48                 41                40
Administration fee                                                 133                109                33
Shareholder service and transfer agent fee                         N/A                N/A                24
   Transfer Agent fee (A Shares)                                     8                N/A               N/A
   Transfer Agent fee (B Shares)                                    10                N/A               N/A
   Transfer Agent fee (C Shares)                                     2                N/A               N/A
   Transfer Agent fee (G Shares)                                    21                N/A               N/A
   Transfer Agent fee (T Shares)                                   237                N/A               N/A
   Transfer Agent fee (Z Shares)                                   152                N/A               N/A

   Distribution fee (Class A Shares)                               N/A                  0                (d)
   Distribution fee (Class B Shares)                                36                  2                (d)
   Distribution fee (Class C Shares)                                 8                 (e)               (d)
   Distribution fee (Class G Shares)(c)                             52                 61                16
   Service Fee (Class A)                                            10
   Service fee (Class B Shares)                                     12                 (e)               (d)
   Service fee (Class C Shares)                                      3                 (e)               (d)
   Service fee (Class T Shares)(b)                                 306                246               N/A
   Service fee (Class G Shares) (c)                                 24                 28                 7
Fees waived by CMD (G Shares)                                       (e)                 0                (e)
Fees waived by CMS                                                 N/A                 (e)               (4)
(Class A)                                                           (e)               N/A               N/A
(Class B)                                                           (e)               N/A               N/A
(Class C)                                                           (e)               N/A               N/A
(Class T)                                                          (12)               N/A               N/A
(Class G)                                                           (e)               N/A               N/A
(Class Z)                                                          (11)               N/A               N/A

(a) The Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) On November 25, 2002, the Fund's Retail A shares were redesignated Class T shares.

(c) On November 25, 2002, the Fund's Retail B shares were redesignated Class G shares.

(d)  Classes A, B and C shares were initially offered on November 25, 2002.

(e)  Rounds to less than one.


                                        q

Fleet Bank, an affiliate of the former FleetBoston Financial Corporation, was paid a fee for Sub-Account Services performed with respect to Trust Shares of the Funds held by defined contribution plans. Pursuant to an agreement between Fleet Bank and PFPC, Fleet Bank was paid $21.00 per year for each defined contribution plan participant account. For the fiscal year ended October 31, 2002, Fleet Bank received $2,555,258 for Sub-Account Services. PFPC bore this expense directly, and shareholders of Trust Shares of the Predecessor Funds bore this expense indirectly through fees paid to PFPC for transfer agency services.

BROKERAGE COMMISSIONS (DOLLARS IN THOUSANDS)

For the fiscal yeasr ended September 30, 2005 and September 30, 2004, the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002, the Funds paid brokerage commissions as shown in the tables below. During the fiscal year ended September 30, 2004, certain Funds effected a portion of their portfolio transactions through Fleet Securities, Inc. and Banc of America Securities. During the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002, certain Funds effected a portion of their portfolio transactions through Quick & Reilly Institutional Trading ("Quick & Reilly"), a division of the former Fleet Securities, Inc., which was an affiliate of the Advisor, and Robertson Stephens Inc. ("Robertson Stephens"), which also was an affiliate of the Advisor.

The table below discloses (1) the aggregate amount of commissions paid to Fleet Securities, Inc. and Banc of America Securities by the Funds during the fiscal year ended September 30, 2005, (2) the aggregate amount of commissions paid to Quick & Reilly and Robertson Stephens by the Funds during the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002, (3) the percentage of each Fund's aggregate brokerage commissions for the fiscal year ended September 30, 2004 that was paid to Fleet Securities, Inc. and Banc of America Securities; (4) the percentage of each Fund's aggregate brokerage commissions for the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002, that was paid to Quick & Reilly and Robertson Stephens,
(5) the percentage of each Fund's aggregate dollar amount of transactions that involved payment of commissions that was effected through Fleet Securities, Inc. and Banc of America Securities during the fiscal year ended September 30, 2004 and (6) the percentage of each Fund's aggregate dollar amount of transactions that involved payment of commissions that was effected through Quick & Reilly and Robertson Stephens during the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002.

In addition, the table below discloses the soft dollar commissions paid by the Funds during the fiscal years ended September 30, 2005 and September 30, 2004, the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002.

                                                                       Year ended     Year ended   Eleven months ended   Year ended
                                                                     September 30,  September 30,     September 30,     October 31,
ASSET ALLOCATION FUND                                                     2005           2004            2003(a)            2002
-------------------------------------------------------------------  -------------  -------------  -------------------  -----------
Total commissions                                                                       $ 547             $1,013           $438
Soft dollar commissions                                                                    67                 18            100
Aggregate commissions to Quick & Reilly and Robertson Stephens                             (b)                 0              0
% of aggregate commissions to Quick & Reilly and Robertson Stephens                        (b)              0.00%          0.00%
% of aggregate commission transactions effected through Quick &
   Reilly and Robertson Stephens                                                           (b)              0.00%          0.00%
% of aggregate commissions to Banc of America Securities                                 0.22%                (b)            (b)
% of aggregate commissions transactions effected through Banc of                         0.24%                (b)            (b)
   America Securities

(a) The Asset Allocation Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

                                                                       Year ended     Year ended   Eleven months ended  Year ended
                                                                     September 30,  September 30,     September 30,     October 31,
GROWTH FUND                                                               2005           2004            2003(a)            2002
-------------------------------------------------------------------  -------------  -------------  -------------------  -----------
Total commissions                                                                      $3,739             $ 902            $1,925
Soft dollar commissions                                                                   615                73               123
Aggregate commissions to Quick & Reilly and Robertson Stephens                             (b)                0                 0
% of aggregate commissions to Quick & Reilly and Robertson Stephens                        (b)             0.00%             0.00%
% of aggregate commission transactions effected through Quick &
   Reilly and Robertson Stephens                                                           (b)             0.00%             0.00%


                                        r

                                                             Year ended      Year ended    Eleven months ended    Year ended
                                                           September 30,   September 30,      September 30,      October 31,
GROWTH FUND                                                     2005            2004             2003(a)             2002
--------------------------------------------------------   -------------   -------------   -------------------   -----------
% of aggregate commissions to Fleet Securities, Inc.                           0.00%               (b)               (b)
% of aggregate commissions transactions effected through
   Fleet Securities, Inc.                                                      0.00%               (b)               (b)
% of aggregate commissions to Banc of America Securities                       0.14%               (b)               (b)
% of aggregate commissions transactions effected through
Banc of America Securities                                                     0.25%               (b)               (b)

(a) The Growth Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

                                                             Year ended      Year ended    Eleven months ended    Year ended
                                                           September 30,   September 30,      September 30,      October 31,
VALUE FUND                                                      2005            2004             2003(a)             2002
--------------------------------------------------------   -------------   -------------   -------------------   -----------
Total commissions                                                             $  516             $  264            $1,515
Soft dollar commissions                                                           16                 20               405
Aggregate commissions to Quick & Reilly and Robertson
   Stephens                                                                       (b)                 0                 0
% of aggregate commissions to Quick & Reilly and
   Robertson Stephens                                                             (b)              0.00%             0.00%
% of aggregate commission transactions effected through
   Quick & Reilly and Robertson Stephens                                          (b)              0.00%             0.00%
Aggregate commissions to Fleet Securities, Inc.                                5,964                 19               N/A
% of aggregate commissions to Fleet Securities, Inc.                            1.83%              7.26%              N/A
% of aggregate commission transactions effected through
   Fleet Securities, Inc.                                                       0.61%             13.67%              N/A
Aggregate commissions to Banc of America Securities.                               0                 19               N/A
% of aggregate commissions to Banc of America Securities                        0.14%                (b)               (b)
% of aggregate commissions transactions effected through
   Banc of America Securities                                                   0.25%                (b)               (b)

(a) The Value Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

                                                             Year ended      Year ended    Eleven months ended    Year ended
                                                           September 30,   September 30,      September 30,      October 31,
COMMON STOCK FUND                                               2005            2004             2003(a)             2002
--------------------------------------------------------   -------------   -------------   -------------------   -----------
Total commissions                                                             $1,057              $ 948             $ 609
Soft dollar commissions                                                          127                105                25
Aggregate commissions to Quick & Reilly and Robertson
   Stephens                                                                       (b)                 0                 0
% of aggregate commissions to Quick & Reilly and
   Robertson Stephens                                                             (b)              0.00%             0.00%
% of aggregate commission transactions effected through
   Quick & Reilly and Robertson Stephens                                          (b)              0.00%             0.00%
Aggregate commissions to Fleet Securities                                          0                281                (b)
% of aggregate commissions to Fleet Securities                                  0.00%              6.38%               (b)
% of aggregate commissions transactions effected through
   Fleet Securities, Inc.                                                       0.00%              0.00%               (b)
Aggregate commissions to Banc of America Securities                                0                 (b)               (b)
% of aggregate commissions to Banc of America Securities                        0.00%                (b)               (b)
% of aggregate commissions transactions effected through
   Banc of America Securities                                                      0%                (b)               (b)


                                        s

(a) The Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

                                                             Year ended      Year ended    Eleven months ended    Year ended
                                                           September 30,   September 30,      September 30,      October 31,
SMALL CAP FUND                                                  2005            2004             2003(a)             2002
--------------------------------------------------------   -------------   -------------   -------------------   -----------
Total commissions                                                             $2,514             $1,247            $1,209
Soft dollar commissions                                                           46                  0                 0
Aggregate commissions to Quick & Reilly and Robertson
   Stephens                                                                       (b)                 0                 0
% of aggregate commissions to Quick & Reilly and
   Robertson Stephens                                                             (b)              0.00%             0.00%
% of aggregate commission transactions effected through
   Quick & Reilly and Robertson Stephens                                          (b)              0.00%             0.00%

(a) The Small Cap Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

                                                             Year ended      Year ended    Eleven months ended    Year ended
                                                           September 30,   September 30,      September 30,      October 31,
SMALL COMPANY FUND                                              2005            2004             2003(a)             2002
--------------------------------------------------------   -------------   -------------   -------------------   -----------
SMALL COMPANY FUND
Total commissions                                                              $1,058             $2,550            $1,839
Soft dollar commissions                                                            72                  5                12
Aggregate commissions to Quick & Reilly and Robertson
   Stephens                                                                        (b)                 0                 0
% of aggregate commissions to Quick & Reilly and
   Robertson Stephens                                                              (b)              0.00%             0.00%
% of aggregate commission transactions effected through
   Quick & Reilly and Robertson Stephens                                           (b)              0.00%             0.00%

(a) The Small Company Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.


                                        t

                                                                       Year ended     Year ended   Eleven months ended   Year ended
                                                                     September 30,  September 30,     September 30,     October 31,
DIVIDEND FUND                                                             2005           2004            2003(a)            2002
-------------------------------------------------------------------  -------------  -------------  -------------------  -----------
Total commissions                                                                        $158            $  76             $ 224
Soft dollar commissions                                                                  $ 24                1                 2
Aggregate commissions to Quick & Reilly and Robertson Stephens                             (b)               0                 0
% of aggregate commissions to Quick & Reilly and Robertson Stephens                        (b)               0%             0.00%
% of aggregate commission transactions effected through Quick &
   Reilly and Robertson Stephens                                                           (b)               0%             0.00%
Aggregate commissions to Fleet Securities                                                   0               21               N/A
% of aggregate commissions to Fleet Securities                                              0%            0.29%              N/A

(a)  Quick & Reilly and Robertson Stephens are no longer used for transactions.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

The Trust is required to identify any securities of its "regular brokers or dealers" that the Funds have acquired during their most recent fiscal year. At September 30, 2005, the Funds held securities of their regular brokers or dealers as set forth below:

ASSET ALLOCATION FUND

          Broker/Dealer      Value
          [___________]   [_________]

VALUE FUND

          Broker/Dealer      Value
          [___________]   [_________]

DIVIDEND FUND

          Broker/Dealer      Value
          [___________]   [_________]

COMMON STOCK FUND

          Broker/Dealer      Value
          [___________]   [_________]

GROWTH FUND

          Broker/Dealer      Value
          [___________]   [_________]

SMALL COMPANY FUND

          Broker/Dealer      Value
          [___________]   [_________]

TRUSTEES AND TRUSTEES' FEES

Fund Complex consists of the following funds:


                                        u

The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia Funds Trust VII, the series of Liberty Variable Investment Trust and 8 closed-end or interval management investment company portfolios (the "Liberty Funds").

The series of Columbia Funds Trust VIII, the series of Columbia Funds Trust IX, the series of Columbia Funds Trust XI and the series of SteinRoe Variable Investment Trust (the "Stein Roe Funds").

Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (the "All-Star Funds").

Columbia Management Multi-Strategy Hedge Fund, LLC.

Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust (the "Columbia Funds").

The series of The Galaxy Funds (the "Galaxy Funds").

The series of Columbia Acorn Trust and the series of Wanger Advisors Trust (the "Acorn Funds" and "WAT Funds," respectively).

The Advisor or its affiliates pay the compensation of all the officers of the funds in the Fund Complex advised by the Advisor, including the Trustees who are affiliated with the Advisor. For the fiscal year ended _____________, 2005 and the calendar year ended December 31, 2004, the Trustees received the following compensation for serving as Trustees:

                                               Aggregate      Total Compensation from
                            Pension or       Compensation        the Columbia Fund
                            Retirement       from the Fund      Complex Paid to the
                         Benefits Accrued   for the Fiscal   Trustees for the Calendar
                            as Part of        Year ended             Year Ended
Trustee                 Fund Expenses (b)    _______, 2005     December 31, 2004 (a)
---------------------   -----------------   --------------   -------------------------
Douglas A. Hacker             [___]            [___]                  115,500
Janet Langford Kelly          [___]            [___]                  101,500
Richard W. Lowry              [___]            [___]                  128,150
                              [___]            [___]
William E. Mayer              [___]            [___]                  133,150
Charles R. Nelson             [___]            [___]                  155,073
John J. Neuhauser             [___]            [___]                  143,568
Patrick J. Simpson            [___]            [___](e)                64,234
Thomas Stitzel                [___]            [___]                  103,500
Thomas C. Theobald(c)         [___]            [___]                  110,250
Anne-Lee Verville(d)          [___]            [___]                  128,250
Richard L. Woolworth          [___]            [___]                   64,234

(a) As of December 31, 2004, the Fund Complex consisted of 127 open-end and 11 closed-end management investment company portfolios.

(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(c) During the fiscal year ended _________, 2005, and the calendar year ended December 31, 2004, Mr. Theobald deferred $_____ of his compensation from the Fund and $90,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Theobald's account under that plan was $157,328.

(d) During the fiscal year ended ____________, 2005, and the calendar year ended December 31, 2004, Ms. Verville deferred $_____ of her compensation from the Fund and $55,000 of her total compensation from the Fund Complex, pursuant to the deferred compensation plan. At December 31, 2004, the value of Ms. Verville's account under that plan was $653,275.

(e) During the fiscal year ended __________, 2005, Mr. Simpson deferred $_______ of his compensation from the Fund pursuant to the deferred compensation plan. During the calendar year ended December 31, 2004, Mr. Simpson deferred $129,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Simpson's account under that plan was $ 143,646.

ROLE OF THE BOARD OF TRUSTEES

The Trustees of the Funds are responsible for the overall management and supervision of the Fund's affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with service providers for the Fund and review the Fund's performance. The Trustees have created several committees to perform specific functions for the Fund. Mr. Theobald was elected Chairman of the Board of Trustees of the Liberty Funds, Stein Roe Funds and Columbia Funds effective December, 2003.

AUDIT COMMITTEE

Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board of Trustees of the Funds. Prior to October 2003, Ms. Verville and Messrs. Hacker, Nelson and Neuhauser were members of the Audit Committee of the Board of Trustees of the Fund. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Funds and certain service providers. For the period October 1, 2004 through September 30, 2005, the Audit Committee convened [ ] times.

GOVERNANCE COMMITTEE

Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald were members of the Governance Committee of the Board of Trustees of the Fund. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Funds. For the period October 1, 2004 through September 30, 2005, the Governance Committee convened [___] times.

ADVISORY FEES & EXPENSES COMMITTEE

Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald were members of the Advisory Fees and Expenses Committee of the Board of Trustees of the Fund. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. For the period October 1, 2004 through September 30, 2005, the Advisory Fees & Expenses Committee convened [___] times.

COMPLIANCE COMMITTEE

Ms. Kelly, Messrs. Nelson and Simpson and Ms. Verville are members of the Compliance Committee of the Board of Trustees of the Funds. Prior to August 10, 2004, Ms. Kelly, Mr. Nelson and Ms. Verville were members of the Compliance Committee of the Board of Trustees of the Funds. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Trust. The Committee uses legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Trust's investment adviser, principal underwriter and transfer agent. For the fiscal year ended September 30, 2005, the Compliance Committee convened [___] times.

INVESTMENT OVERSIGHT COMMITTEES

Beginning in 2004, each Trustee of the Funds also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Columbia Funds Complex and gives particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Complex in which they review:

     IOC #1: Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing Funds in the following asset categories: Large Growth Diversified, Large Growth Concentrated, Small Growth, Outside Managed (i.e., sub-advised), Municipal and Bank Loan.

     IOC #2: Messrs. Hacker and Ms. Verville are responsible for reviewing Funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed Income - Multi Sector and Fixed Income - Core and Young Investor.


                                        w

     IOC #3: Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing Funds in the following asset categories: Large Value, Mid Cap Value, Small Value, Asset Allocation, High Yield and Money Market.

     IOC #4: Messrs. Nelson, Simpson and Woolworth are responsible for reviewing Funds in the following asset categories:
               Large/Multi-Cap Blend, Mid Cap Growth, Small Growth, Asset Allocation, Specialty Equity, Taxable Fixed Income.

SHARE OWNERSHIP

The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004 (i) in each Fund and (ii) in the Funds in the Columbia Funds Complex.

                          Dollar Range of Equity   Dollar Range of Equity   Dollar Range of Equity   Dollar Range of Equity
                         Securities Owned in the     Securities Owned in      Securities Owned in      Securities Owned in
    Name of Trustee       Asset Allocation Fund        the Growth Fund          the Value Fund        the Common Stock Fund
----------------------   -----------------------   ----------------------   ----------------------   ----------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                   $0                       $0                       $0                       $0
Janet Langford Kelly                $0                       $0                       $0                       $0
Richard W. Lowry                    $0                       $0                       $0                       $0
   Charles R. Nelson         $50,001-$100,000                $0                       $0                       $0
John J. Neuhauser                   $0                       $0                       $0                       $0
Patrick J. Simpson                  $0                       $0                       $0                       $0
Thomas E. Stitzel                   $0                       $0                       $0                       $0
Thomas C. Theobald                  $0                       $0                $10,001 - $50,000               $0
Anne-Lee Verville                   $0                       $0                       $0                       $0
Richard L. Woolworth                $0                       $0                       $0                       $0

INTERESTED TRUSTEES
William E. Mayer                    $0                       $0                       $0                       $0

                          Dollar Range of Equity   Dollar Range of Equity   Dollar Range of Equity
                         Securities Owned in the     Securities Owned in      Securities Owned in
    Name of Trustee           Small Cap Fund       the Small Company Fund      the Dividend Fund
----------------------   -----------------------   ----------------------   ----------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                   $0                       $0                       $0
Janet Langford Kelly                $0                       $0                       $0
Richard W. Lowry                    $0                       $0                       $0
Charles R. Nelson                   $0                       $0                       $0
John J. Neuhauser                   $0                       $0                       $0
Patrick J. Simpson                  $0                       $0                       $0
Thomas E. Stitzel                   $0                       $0                       $0
Thomas C. Theobald                  $0                       $0                       $0
Anne-Lee Verville                   $0                       $0                       $0
Richard L. Woolworth                $0                       $0                       $0

INTERESTED TRUSTEES
William E. Mayer                    $0                       $0                       $0

                         Aggregate Dollar Range of Equity Securities
                          Owned in All Funds Overseen by Trustee in
    Name of Trustee                 Columbia Funds Complex
----------------------   -------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                       Over $100,000
Janet Langford Kelly                    Over $100,000
Richard W. Lowry                        Over $100,000
Charles R. Nelson                       Over $100,000
John J. Neuhauser                       Over $100,000
Patrick J. Simpson                      Over $100,000
Thomas E. Stitzel                       Over $100,000
Thomas C. Theobald                      Over $100,000
Anne-Lee Verville                             $0
Richard L. Woolworth                    Over $100,000
INTERESTED TRUSTEES
William E. Mayer                      $50,001 - $100,000

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Fund's portfolio managers managed as of May 31, 2005.

                      OTHER SEC-REGISTERED
                    OPEN-END AND CLOSED-END   OTHER POOLED INVESTMENT
PORTFOLIO MANAGER            FUNDS                    VEHICLES            OTHER ACCOUNTS
-----------------   -----------------------   -----------------------   ------------------
                       Number of                 Number of              Number of
                        accounts   Assets         accounts   Assets      accounts   Assets
                       ---------   ------        ---------   ------     ---------   ------
Name[*]
Name
Name

[* Information for Mr./Ms. [___], who began managing the Predecessor Fund after its fiscal year end, is as of [recent practicable date].]

See "Management--Portfolio Transactions--Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how the Adviser addresses potential conflicts of interest resulting from an individual's management of more than one account.

OWNERSHIP OF SECURITIES

The table below shows the dollar ranges of shares of the Predecessor Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio managers listed above at the end of the Predecessor Fund's most recent fiscal year:

                    Dollar  Range  of  Equity  Securities  in the  Fund
Portfolio Manager                    Beneficially Owned
-----------------   ---------------------------------------------------
Name[*]

[* Information for Mr./Ms. [___], who began managing the Fund after its most recent fiscal year end, is as of [recent practicable date].]


                                        y

COMPENSATION

As of the Predecessor Fund's most recent fiscal year end, the portfolio managers received all of their compensation from the Adviser and its parent company, Columbia Management Group, in the form of salary, bonus, stock options and restricted stock. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmark[s] noted below, emphasizing the manager's three- and five-year performance. The Adviser may also consider the portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall business performance.

PORTFOLIO MANAGER             PERFORMANCE BENCHMARK
---------------------------   ---------------------
[Name of Portfolio Manager]   [Benchmark]

The size of the overall bonus pool each year is determined by Columbia Management Group and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser's profitability for the year, which is influenced by assets under management.

OWNERSHIP OF THE FUNDS

As of record on December 31, 2005, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of the Funds.

As of record on December 31, 2005, the following shareholders of record owned 5% or more of the shares of the classes of the Funds noted below:

COLUMBIA ASSET ALLOCATION FUND

                                            Percent of
    Shareholder (name and address)       Class Total (%)
--------------------------------------   ---------------
CLASS Z SHARES

GALES & CO                                     6.16
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                     9.00
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

CLASS C SHARES

CITIGROUP GLOBAL MARKETS, INC.                 6.91
333 W 34TH ST
NEW YORK NY 10001-2402

AMERICAN ENTERPRISE INVESTMENT SVCS            9.45
PO BOX 9446
MINNEAPOLIS MN 55440-9446

AMERICAN ENTERPRISE INVESTMENT SVCS            6.69
PO BOX 9446
MINNEAPOLIS MN 55440-9446


                                        z

COLUMBIA DISCIPLINED VALUE FUND

                                            Percent of
    Shareholder (name and address)       Class Total (%)
--------------------------------------   ---------------
CLASS A SHARES

COLUMBIA MANAGEMENT ADVISORS INC               5.63
245 SUMMER ST FL 3
BOSTON MA 02210-1129

PERSHING LLC                                  18.26
P.O. BOX 2052
JERSEY CITY NJ 07303-2052

CLASS Z SHARES

GALES & CO                                    24.60
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                    42.67
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                    14.62
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

CLASS C SHARES

NFSC                                           9.80
FBO JOHN BOLES
603 W OJAI AVE
OJAI CA 93023-3732

MERRILL LYNCH PIERCE FENNER & SMITH           26.68
FOR THE SOLE BENEFIT OF  ITS CUSTOMERS
4800 DEER LAKE DR E FL 3
JACKSONVILLE FL 32246-6484

FIRST CLEARING LLC                             8.76
20 SLEEPY HOLLOW DRIVE
MONROE CT 06468-1652

COLUMBIA INTERNATIONAL EQUITY FUND

                                            Percent of
    Shareholder (name and address)       Class Total (%)
--------------------------------------   ---------------
CLASS A SHARES


                                       aa

UBS FINANCIAL SERVICES INC. FBO                 8.82
MICHAEL PAPPAS
GRACE PAPPAS JTWROS
35 MEADOW LN
MANCHESTER CT 06040-5545

F JAMES SHURTLEFF                              22.37
PO BOX 149
OGDENSBURG NY 13669-0149

CLASS Z SHARES

GALES & CO                                     27.91
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                     10.40
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                     58.41
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

CLASS C SHARES

NFSC                                            6.46
FBO J TIMOTHY STEBBINS
2106 ALYSSA JADE DR
HENDERSON NV 89052-7124

FIRST CLEARING LLC                             12.28
10300 AMBERSIDE COURT
ROSWELL GA 30076-3755

PRIMEVEST FINANCIAL SERVICES FBO                8.21
BRIAN L POTTER
P O BOX 283
400 1ST ST S STE 300
SAINT CLOUD MN 56301-3661

PRIMEVEST FINANCIAL SERVICES FBO                5.79
LESLIE ARENDALE
P O BOX 283
400 1ST ST S STE 300
SAINT CLOUD MN 56301-3661


                                       bb

A G EDWARDS & SONS INC FBO                                 26.16
ELIZABETH WOLF PAULES
1 N JEFFERSON AVE
SAINT LOUIS MO 63103-2205

LPL FINANCIAL SERVICES                                      6.34
9785 TOWNE CENTRE DR
SAN DIEGO CA 92121-1968

LPL FINANCIAL SERVICES                                      8.39
9785 TOWNE CENTRE DR
SAN DIEGO CA 92121-1968

LPL FINANCIAL SERVICES                                      5.76
9785 TOWNE CENTRE DR
SAN DIEGO CA 92121-1968

COLUMBIA SMALL CAP FUND

                                                         Percent of
Shareholder (name and address)                        Class Total (%)
------------------------------                        ---------------
CLASS Z SHARES

GALES & CO
FLEET INVESTMENT SERVICES                                  22.57
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO
FLEET INVESTMENT SERVICES                                  28.21
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO
FLEET INVESTMENT SERVICES                                  11.90
159 E MAIN ST
ROCHESTER NY 14638-0001

BANK OF AMERICA NA                                          8.18
411 N AKARD ST
DALLAS TX 75201-3307

CLASS C SHARES

CITIGROUP GLOBAL MARKETS, INC.                              5.02
333 W 34TH ST
NEW YORK NY 10001-2402

MERRILL LYNCH PIERCE FENNER & SMITH                         6.55


                                       cc

FOR THE SOLE BENEFIT OF
ITS CUSTOMERS

4800 DEER LAKE DR E FL 3
JACKSONVILLE FL 32246-6484

CLASS A SHARES

CHARLES SCHWAB & CO INC                                    32.05
SPECIAL CUSTODY ACCT FOR EXCLUSIVE
OF CUSTOMERS
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4122

CLASS T SHARES

CHARLES SCHWAB & CO INC                                    19.80
SPECIAL CUSTODY ACCT FOR EXCLUSIVE
OF CUSTOMERS
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4122

COLUMBIA SMALL COMPANY EQUITY FUND

                                                         Percent of
Shareholder (name and address)        Share Balance   Class Total (%)
------------------------------        -------------   ---------------
CLASS A SHARES

FLEET NATIONAL BANK                                        26.35
FBO BRISTOL HOSPITAL
PO BOX 92750
ROCHESTER NY 14692-8850

CLASS Z SHARES

GALES & CO                                                 32.09
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                                  6.14
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                                  9.38
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

AMVESCAP NATIONAL TRUST CO AS AGENT                        42.47
FOR FLEET NATIONAL BANK FBO


                                       dd

FLEETBOSTON FINANCIALSAVINGS PLUS
PO BOX 105779
ATLANTA GA 30348-5779

CLASS C SHARES

AMERICAN ENTERPRISE INVESTMENT SVCS                         6.80
PO BOX 9446
MINNEAPOLIS MN 55440-9446

COLUMBIA DIVIDEND INCOME FUND

                                                         Percent of
Shareholder (name and address)        Share Balance   Class Total (%)
-----------------------------------   -------------   ---------------
CLASS Z SHARES

GALES & CO                                                 70.19
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                                 11.39
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                                  9.84
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

CLASS C SHARES

MERRILL LYNCH PIERCE FENNER & SMITH                        12.64
FOR THE SOLE BENEFIT OF
ITS CUSTOMERS

4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

SALES CHARGES (DOLLARS IN THOUSANDS)

PFPC Distributors served as distributor for the Funds until July 22, 2002. PFPC Distributors, an indirect wholly owned subsidiary of PNC Financial Services Group, is a registered broker-dealer with principal offices located at 400 Bellevue Parkway, Wilmington, Delaware 19809. Prior to January 2, 2001, Provident Distributors, Inc. ("PDI") served as distributor for the Predecessor Funds.

During the fiscal years ended September 30, 2005 and September 30, 2004, the eleven months ended September 30, 2003 and the year ended October 2002, CMD, PFPC Distributors, PDI and received sales charges as follows:


                                       ee

                                CLASS A SHARES(A)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
ASSET ALLOCATION FUND                                      2005            2004             2003(b)             2002
---------------------------------------------------   -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund share sales                        $56                $53                $0
Initial sales charges retained by CMD                                        8                  1                 0
Aggregate contingent deferred sales charges
   (CDSC) on Fund redemptions retained by CMD                                0                  0                 0

                                CLASS B SHARES(C)

                                                       Year ended       Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                               $10                 $2                $2

                                CLASS C SHARES(D)

                                                       Year ended      Year ended    Eleven months ended
                                                     September 30,   September 30,      September 30,
                                                          2005            2004             2003(b)
                                                     -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                        (g)                 $0

                                CLASS G SHARES(E)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                               $123               $239              $333

                                CLASS T SHARES(F)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005           2004              2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund share sales                         $6                $ 2               $123
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                                 0                 24                  0

(a) On November 18, 2002, the Galaxy Asset Allocation Fund, Prime A shares were redesignated Class A shares.

(b) The Asset Allocation Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c) On November 18, 2002, the Galaxy Asset Allocation Fund, Prime B shares were redesignated Class B shares.

(d)  Class C shares were initially offered on November 18, 2002.

(e) On November 18, 2002, the Galaxy Asset Allocation Fund, Retail B shares were redesignated Class G shares.

(c) On November 18, 2002, the Galaxy Asset Allocation Fund, Retail A shares were redesignated Class T shares.

(d)  Rounds to less than one.


                                       ff

                                CLASS A SHARES(A)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
GROWTH FUND
Aggregate initial sales charges on Fund share sales                        $123               $143               $0
Initial sales charges retained by CMD                                         9                  2                0
Aggregate contingent deferred sales charges (CDSC)
   on Fund redemptions retained by CMD                                        0                  0                0

                               CLASS B SHARES (C)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                                $5               $(a)               $(a)

                                CLASS C SHARES(D)

                                                       Year ended      Year ended    Eleven months ended
                                                     September 30,   September 30,      September 30,
                                                          2005            2004             2003(b)
                                                     -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                        (g)                 $0

                               CLASS G SHARES (E)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                              $126                166               $205

                                CLASS T SHARES(F)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Predecessor Fund
   share sales                                                             $17                $ 5               $302
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                                 0                 23                  0

(a) On November 18, 2002, the Galaxy Equity Growth Fund, Prime A shares were redesignated Class A shares.

(b) The Growth Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c) On November 18, 2002, the Galaxy Equity Growth Fund, Prime B shares were redesignated Class B shares.

(d)  Class C shares were initially offered on November 18, 2002.

(e) On November 18, 2002, the Galaxy Equity Growth Fund, Retail B shares were redesignated Class G shares.

(f) On November 18, 2002, the Galaxy Equity Growth Fund, Retail A shares were redesignated Class T shares.

(g)  Rounds to less than one.


                                       gg

                                CLASS A SHARES(B)

                                                        Year ended      Year ended    Eleven months ended
                                                      September 30,   September 30,      September 30,
VALUE FUND                                                 2005            2004             2003(a)
---------------------------------------------------   -------------   -------------   -------------------
Aggregate initial sales charges on Fund share sales                        $23                $39
Initial sales charges retained by CMD                                        4                 (g)
Aggregate contingent deferred sales charges (CDSC)
   on Fund redemptions retained by CMD                                       0                  0

                                CLASS B SHARES(C)

                                                        Year ended      Year ended    Eleven months ended
                                                      September 30,   September 30,      September 30,
                                                           2005            2004             2003(a)
                                                      -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                                $1                 $0

                                CLASS C SHARES(D)

                                                        Year ended      Year ended    Eleven months ended
                                                      September 30,   September 30,      September 30,
                                                           2005            2004             2003(a)
                                                      -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                          $0                 $0

                                CLASS G SHARES(E)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions
   received by PFPC Distributors and PDI                                   (g)                $31               $37

                                CLASS T SHARES(F)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund
   share sales                                                             $ 6               $1,343             $78
Aggregate CDSC on Fund redemptions retained
   by CMD, PFPC
   Distributors and PDI                                                     21                    0               0

(a) The Value Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b)  Class A shares were initially offered on November 25, 2002.

(c)  Class B shares were initially offered on November 25, 2002.

(d)  Class C shares were initially offered on November 25, 2002.

(e) On November 25, 2002, the Galaxy Equity Value Fund, Retail B shares were redesignated Class G shares.

(f) On November 25, 2002, the Galaxy Equity Value Fund, Retail A shares were redesignated Class T shares.

(g)  Rounds to less than one.


                                       hh

                                CLASS A SHARES(B)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
COMMON STOCK FUND                                          2005            2004             2003(a)             2002
---------------------------------------------------   -------------   -------------   -------------------   -----------
Initial sales charges retained by CMD                                      $50                 $4                $7
Aggregate contingent deferred sales charges (CDSC)
   on Fund redemptions retained by CMD                                       8                  0                 0

                                CLASS B SHARES(C)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions
   received by CMD                                                          $6                $901              $794

                                CLASS C SHARES(D)

                                                        Year ended       Year ended    Eleven months ended
                                                      September, 30,   September 30,      September 30,
                                                           2005             2004             2003(a)
                                                      --------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                          (g)                 $0

                                CLASS G SHARES(E)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions
   received by PFPC Distributors, PDI and/or FD
   Distributors                                                            $47                $91               $163

                                CLASS T SHARES(F)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund share sales                         $7               $1,654             $122
Aggregate CDSC on Fund redemptions retained by
   CMD, PFPC Distributors and/or FD Distributors                             0                    0                0

(a) The Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) On December 9, 2002, the Fund's, Prime A shares were redesignated Class A shares.

(c) On December 9, 2002, the Fund's, Prime B shares were redesignated Class B shares.

(d)  Class C shares were initially offered on December 9, 2002.

(e) On December 9, 2002, the Fund's, Retail B shares were redesignated Class G shares.

(f) On December 9, 2002, the Fund's, Retail A shares were redesignated Class T shares.

(g)  Rounds to less than one.

                                CLASS A SHARES(A)

                                                                   Year ended        Year ended    Eleven months Ended    Year ended
                                                                 September 30,     September 30,      September, 30      October 31,
SMALL CAP FUND                                                        2005              2004             2003(b)             2002
------------------------------------------------------------   -----------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund share sales                                    $1,402              $563               $5
Initial sales charges retained by CMD                                                     193                58                0
Aggregate contingent deferred sales charges (CDSC) on Fund
   redemptions retained by CMD                                                              1                 7                0

                                CLASS B SHARES(D)

                                                                   Year ended        Year ended    Eleven months Ended    Year ended
                                                                 September 30,     September 30,      September, 30      October 31,
                                                                      2005              2004             2003(b)             2002
                                                               -----------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions received by
   PFPC Distributors and PDI                                                             $57                $5               (c)

                                CLASS C SHARES(E)

                                                                   Year ended        Year ended    Eleven months Ended
                                                                 September 30,     September 30,      September, 30
                                                                      2005              2004             2003(b)
                                                               -----------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                                      $20                (c)

                                CLASS G SHARES(F)

                                                                   Year ended        Year ended    Eleven months Ended    Year ended
                                                                 September 30,     September 30,      September, 30      October 31,
                                                                      2005              2004             2003(b)             2002
                                                               -----------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions received by
   PFPC Distributors and PDI                                                            $19                $27               $17

                                CLASS T SHARES(G)

                                                                   Year ended        Year ended    Eleven months Ended    Year ended
                                                                 September 30,     September 30,      September, 30      October 31,
                                                                      2005              2004             2003(b)             2002
                                                               -----------------   -------------   -------------------   -----------
Aggregate initial sales charges on Predecessor Fund share
   sales                                                                                 $8                $10               $423
Aggregate CDSC on Fund redemptions retained by CMD, PFPC
   Distributors and PDI                                                                   2                  2                  0

(a) On November 18, 2002, the Galaxy Small Cap Value Fund, Prime A shares were redesignated Class A shares.

(b) The Small Cap Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c)  Rounds to less than one.

(d) On November 18, 2002, the Galaxy Small Cap Value Fund, Prime B shares were redesignated Class B shares.

(e)  Class C shares were initially offered on November 18, 2002.

(f) On November 18, 2002, the Galaxy Small Cap Value Fund, Retail B shares were redesignated Class G shares.

(g) On November 18, 2002, the Galaxy Small Cap Value Fund, Retail A shares were redesignated Class T shares.


                                       jj

                                CLASS A SHARES(A)

                                                                   Year ended        Year ended    Eleven months Ended
                                                                 September 30,     September 30,      September, 30
SMALL COMPANY FUND                                                    2005              2004             2003(b)
------------------------------------------------------------   -----------------   -------------   -------------------
Aggregate initial sales charges on Fund share sales                                     $83                $24
Initial sales charges retained by CMD                                                    12                 (c)
Aggregate contingent deferred sales charges (CDSC) on Fund
   redemptions retained by CMD                                                            0                  0

                                CLASS B SHARES(D)

                                                                   Year ended        Year ended    Eleven months Ended
                                                                 September 30,     September 30,      September, 30
                                                                      2005              2004             2003(b)
                                                               -----------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                                       $2                (c)
Class B Shares were not offered by the Small Company Fund
   during the last three fiscal years.

                                CLASS C SHARES(E)

                                                                   Year ended        Year ended    Eleven months Ended
                                                                 September 30,     September 30,      September, 30
                                                                      2005              2004             2003(b)
                                                               -----------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                                      (c)                 $0

                               CLASS G SHARES(F)

                                                                                                                            Fiscal
                                                                                                                            Period
                                                                   Year ended        Year ended    Eleven months Ended      ended
                                                                 September 30,     September 30,      September, 30      October 31,
                                                                      2005              2004             2003(b)             2002
                                                               -----------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions received by
   PFPC Distributors and PDI                                                            $14                $13               $21

                               CLASS T SHARES(G)

                                                                                                                            Fiscal
                                                                                                                            Period
                                                                   Year ended        Year ended    Eleven months Ended      ended
                                                                 September 30,     September 30,      September, 30      October 31,
                                                                      2005              2004             2003(b)             2002
                                                               -----------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund share sales                                      $3                $(c)               $47
Aggregate CDSC on Fund redemptions retained by CMD, PFPC
   Distributors and PDI                                                                   0                  6                  0

(a) On November 18, 2002, the Galaxy Small Company Equity Fund, Prime A shares were redesignated Class A shares.

(b) The Small Company Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c)  Rounds to less than one.

(d) On November 18, 2002, the Galaxy Small Company Equity Fund, Prime B shares were redesignated Class B shares.

(e)  Class C shares were initially offered on November 18, 2002.

(f) On November 18, 2002, the Galaxy Small Company Equity Fund, Retail B shares were redesignated Class G shares.

(g) On November 18, 2002, the Galaxy Small Company Equity Fund l Retail A shares were redesignated Class T shares.


                                       kk

                                CLASS A SHARES(B)

                                                                           Year ended      Year ended    Eleven months ended
                                                                         September 30,   September 30,      September 30,
DIVIDEND FUND                                                                 2005            2004             2003(a)
----------------------------------------------------------------------   -------------   -------------   -------------------
Aggregate initial sales charges on Fund share sales
Initial sales charges retained by CMD                                                         $111                $1
Aggregate contingent deferred sales charges (CDSC) on Fund redemptions
   retained by CMD                                                                              18                 0

                                CLASS B SHARES(B)

                                                                                           Year ended    Eleven months ended
                                                                           Year ended    September 30,      September 30,
                                                                              2005            2004             2003(a)
                                                                         -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                                             $8                $101

                                CLASS C SHARES(B)

                                                                           Year ended      Year ended    Eleven months ended
                                                                         September 30,   September 30,      September 30,
                                                                              2005            2004             2003(a)
                                                                         -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                                            (e)               $1,563

                                CLASS G SHARES(C)

                                                        Year Ended      Year ended    Eleven Months ended    Year ended
                                                      September, 30   September 30,       September 30      October 31,
                                                           2005            2004              2003(a)            2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Fund redemptions received by PFPC
   Distributors, PDI and/or FD Distributors                                $19                $30               $46

                                CLASS T SHARES(D)

                                                        Year Ended      Year ended    Eleven Months ended    Year ended
                                                      September, 30   September 30,       September 30      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Predecessor Fund
   share sales                                                              $3               $1,167             $60
Aggregate CDSC on Fund redemptions retained by
   CMD, PFPC Distributors, PDI and/or FD
   Distributors                                                              0                    0               0

(a) The Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b)  Classes A, B and C shares were initially offered on November 25, 2002.

(c) On November 25, 2002, the Fund's Retail B shares were redesignated Class G shares.

(d) On November 25, 2002, the Fund's Retail A shares were redesignated Class T shares.

(e)  Rounds to less than one.


                                       ll

12B-1 PLAN, SHAREHOLDER SERVICING PLAN, CDSCS AND CONVERSION OF SHARES All of the Funds offer Class A, Class B, Class C, Class G, Class T and Class Z shares. The Funds may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act. Under the Plan, the Funds pay CMD monthly a service fee at an annual rate of 0.25% of each Fund's average daily net assets attributed to Class A, B and C shares. The Funds also pay CMD monthly a distribution fee at an annual rate of 0.10% of each Fund's average daily net assets attributed to Class A shares and 0.75% of each Fund's average daily net assets attributed to Class B and Class C shares.

For the current fiscal year, CMD intends to limit aggregate 12b-1 fees for Class A shares to 0.25%. The Funds also may pay CMD distribution and service fees up to a maximum of 1.15% of such Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, shareholder liaison services and administrative support services).

For the current fiscal year, the Fund's payments under the Plan for each of distribution services, shareholder liaison services and administrative support services will be limited to 0.95% (on an annualized basis) of the average daily net asset value of Class G shares owned of record or beneficially by customers of institutions. Such limitations may be revoked at any time. CMD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CMD's expenses, CMD may realize a profit from the fees. The Plan authorizes any other payments by the Funds to CMD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of the Funds' assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

Class T shares of the Funds are subject to a shareholder servicing fee pursuant to a Shareholder Servicing Plan. Under the Shareholder Servicing Plan, a Fund may enter into agreements with institutions pursuant to which an institution agrees to provide certain administrative and support services to its customers who are the beneficial owners of Class T shares. Services provided by such institutions to their customers include aggregating and processing purchase and redemption requests and placing net purchase and redemption orders. In return for providing these services, the Fund agrees to pay each institution a fee at an annual rate of up to 0.50%, comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services of the average daily net assets attributable to Class T shares owned beneficially by the institution's customers. Current service arrangements are limited to payments of 0.30% for the Funds.

Under the Shareholder Servicing Plan, the Trustees must review, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which those expenditures were made. The initial term of the Shareholder Servicing Plan is one year and it will continue in effect from year to year after its initial one-year term provided that its continuance is specifically approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Shareholder Servicing Plan or in any agreement related to it. Any material amendment to the Shareholder Servicing Plan must be approved in the same manner. The Shareholder Servicing Plan is terminable at any time with respect to any Fund by a vote of a majority of the Independent Trustees. While the Shareholder Servicing Plan is in effect, only the Independent Trustees may select and nominate any future Independent Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class G shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on when you purchased your shares that were exchanged for Class G shares. Class T shares are offered at net asset value plus varying sales charges which may include a CDSC. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectuses.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares mm
representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.

A certain number of years, depending on when you purchased your shares that were exchanged for Class G shares, after the end of the month in which you purchased your shares that were exchanged for Class G shares, such Class G shares and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class T shares having an equal value, which are not subject to the distribution fee. See Part 2 of this Statement of Additional Information for the CDSCs and conversion schedules applicable to Class G shares received in exchange for Retail B shares purchased or acquired prior to January 1, 2001.

SALES-RELATED EXPENSES (dollars in thousands) of CMD relating to the Funds for the fiscal year ended September 30, 2004, were (a):

                                                               ASSET ALLOCATION FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                         $5       $83       $ 4       $167      $641
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          1         1        (a)         3         9
Allocated travel, entertainment and other
   promotional expenses (including advertising)       3         2         1          6         4

                                                                    GROWTH FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                         $9       $133      $ 4       $174      $793
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          2          2       (a)         7         5
Allocated travel, entertainment and other
   promotional expenses (including advertising)       5          3        1         15        10

                                                                     VALUE FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                         $4       $38       $ 2       $32       $449
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          1         1         1         1          2
Allocated travel, entertainment and other
   promotional expenses (including advertising)       1         1        (a)        2          4

                                                                 COMMON STOCK FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                        $29       $61       $ 2       $92       $665
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          2         1        (a)        2          2
Allocated travel, entertainment and other
   promotional expenses (including advertising)       5         2        (a)        4          4


                                       nn

                                                                   SMALL CAP FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                        $786     $1,382     $649     $36        $478
Cost of sales material relating to the Fund
   (including printing and mailing expenses)         185         30       57      (a)         18
Allocated travel, entertainment and other
   promotional expenses (including advertising)      374         60      116       2          37

                                                                 SMALL COMPANY FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                        $21       $70       $11       $20       $237
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          5         2         1         1          1
Allocated travel, entertainment and other
   promotional expenses (including advertising)      10         3         2         2          3

                                                                   DIVIDEND FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                        $14       $160      $17       $26       $338
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          5          3        1        (a)         1
Allocated travel, entertainment and other
   promotional expenses (including advertising)       9          7        3         1          2

(a)  Rounds to less than one.

CUSTODIAN OF THE FUNDS

State Street Bank & Trust Company, located at 2 Avenue De Lafayette, Boston, MA 02111-2900, is the Funds' custodian. The custodian is responsible for safeguarding the Funds' cash and securities, receiving and delivering securities and collecting the Funds' interest and dividends.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE FUND

PricewaterhouseCoopers LLP, located at 125 High Street, Boston, Massachusetts 02110-1707, are the Fund's independent registered public accounting firm, providing audit and tax return review preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included for the fiscal year ended September 30, 2005, in reliance upon the report of PricewaterhouseCoopers LLP, given on the authority of said firm as experts in accounting and auditing.

Ernst & Young LLP located at 200 Clarendon Street, Boston, Massachusetts 02116, were the independent registered public accounting firm for the Funds and for the Predecessor Galaxy Funds for the period ended September 30, 2003 and the fiscal years ended October 31, 2002, 2001, 2000 and 1999. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the reports of Ernst & Young LLP, for the period ended September 30, 2003 and for the fiscal years ended October 31, 2002, 2001, 2000 and 1999 given on the authority of said firm as experts in accounting and auditing.


                                       oo

                      STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include the series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Columbia Funds Trust VIII, Columbia Funds Series Trust I (formerly named Columbia Funds Trust IX) and Columbia Funds Trust XI (each a Trust and together, the Trusts, also known as Fund Complex). In certain cases, the discussion applies to some, but not all, of the Funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING

In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.

SHORT SALES

A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

LOWER-RATED DEBT SECURITIES

Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the Fund's achievement of its investment goal; and

4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

COMMON STOCK, PREFERRED STOCK AND WARRANTS

Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the company's capital stock at a set price for a specified period of time.

FOREIGN SECURITIES

The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a sub-custodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

The Fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

EXCHANGE-TRADED FUNDS ("ETFS"). The Fund may invest in ETFs up to the maximum amount allowable under the 1940 Act. ETFs are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international.

ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.

The Fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders of the Fund may also indirectly bear similar expenses of an ETF.

ZERO COUPON SECURITIES (ZEROS)

The Fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)

The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSIT are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by a business to finance short-term needs (including promissory notes with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement in which the Fund would be allowed to invest directly.

CERTIFICATES OF DEPOSIT are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. TIME DEPOSITS are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central

Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund.

BANK OBLIGATIONS include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part 1 of this SAI. For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a Fund's assets that may be invested in STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component is usually volatile in response to changes in interest rates.

In U.S. TREASURY ROLLS, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

COMMERCIAL PAPER is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

STRIPPED OBLIGATIONS

To the extent consistent with their investment objective, Funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the Funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Funds' Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

MUNICIPAL SECURITIES

Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this SAI and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, each

Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

PRIVATE ACTIVITY BONDS

The Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

MUNICIPAL LEASE OBLIGATIONS

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

SECURITIES LOANS

The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

INTERFUND BORROWING AND LENDING

The Fund may lend money to and borrow money from other affiliated registered open-end investment companies. The Fund may borrow through the program when the Advisor believes borrowing is appropriate and the costs are equal to or lower than the costs of bank loans. When borrowing money, the Fund is subject to the risk that the securities the Fund acquires with the borrowed money or would otherwise have sold will decline in value. When lending money, the Fund is subject to the risk that the borrower will be unwilling or unable to make timely payments of interest or principal.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)

The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Fund from the transaction.

REITS

The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy.

ASSET-BACKED SECURITIES

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively lengthen the expected maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

CUSTODY RECEIPTS AND TRUST CERTIFICATES. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly "disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

LINE OF CREDIT

The Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goal and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian..

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities;

three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

MUNICIPAL BOND INDEX FUTURES CONTRACTS. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

OPTIONS ON FUTURES CONTRACTS. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The Funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

OPTIONS ON FOREIGN STOCK INDICES. The Funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

SWAP AGREEMENTS (SWAPS, CAPS, COLLARS AND FLOORS)

The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

EQUITY SWAPS

The Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

RISK FACTORS IN EQUITY SWAP TRANSACTIONS. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the portfolio managers do not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. See "Taxes" for information on tax risks associated with equity swaps.

FOREIGN CURRENCY TRANSACTIONS

The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

PARTICIPATION INTERESTS

The Fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

VARIABLE AND FLOATING RATE OBLIGATIONS

Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

If a variable or floating rate instrument is not rated, the Fund's Advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

CURRENCY SWAPS. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

GUARANTEED INVESTMENT CONTRACTS

Pursuant to guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.

The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.

BANK INVESTMENT CONTRACTS

Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the Funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

LOAN PARTICIPATIONS

Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

STRUCTURED INVESTMENTS

Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.

Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.

YANKEE OBLIGATIONS

Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

AMERICAN, EUROPEAN, CONTINENTAL AND GLOBAL DEPOSITARY RECEIPTS

American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

TEMPORARY CASH BALANCES

The Funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.

TAXES

In this section, all discussions of taxation at the shareholder and fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

FEDERAL TAXES. Although it may be one of several series in a single trust, the Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (Code). The Fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets.

To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer, other than U.S. government securities or other regulated investment companies; or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (c) distribute with respect to each year at least 90% of its taxable net investment income, its tax-exempt interest income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation , provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do not apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of
(c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. As a regulated investment company that is accorded special tax treatment, the Fund will not be subject to any federal income taxes on its net investment income and net realized capital gains that it distributes to shareholders on the form of dividends and in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" accorded special tax treatment in any taxable year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions (including any distributions of net tax-exempt income and net long-term capital gains) would generally be taxable as ordinary income to the shareholders, except to the extent they were treated as "qualified dividend income," as described below. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the federal corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends may be, however, includable in adjusted current earnings for purposes of computing corporate federal AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces tax basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.

FUND DISTRIBUTIONS. Distributions from the Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) will generally be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning on or before December 31, 2008.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price of the shareholder paid). Distributions are taxable whether received in cash or in Fund shares.

QUALIFIED DIVIDEND INCOME. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. With respect to a Fund investing in bonds, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

In general, distributions of investment income properly designated by the Fund as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt Fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder (but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes). The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

Income from certain "private activity bonds" issued after August 7, 1986, is treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time Fund shares are held by the shareholder.

A tax-exempt Fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the Fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users, as further defined in the Code. Income derived from the Fund's investments other than tax-exempt instruments may give rise to taxable income. The Fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of Fund shares to the extent of tax-exempt dividends paid during that period. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Under Treasury regulations, if on a disposition of Fund shares a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder will likely have to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. You are advised to consult with your tax advisor.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to backup withholding for taxpayers who fail to furnish a correct taxpayer identification number, who have under-reported dividend or interest income, or who fail to certify to the Fund that the shareholder is a United States person and is not subject to the withholding. This number and certification may be provided by either a Form W-9 or the accompanying application. In certain instances, CMS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This may produce a difference between the Fund's book income and its taxable income possibly accelerating distributions or converting distributions of book income and gains to returns of capital for book purposes.

If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal income tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund." A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

NON-U.S. SHAREHOLDERS. In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the recent legislation, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S.

person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Recent legislation modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the legislation, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning on September 1, 2005) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES (THIS SECTION IS APPLICABLE ONLY TO THE COLUMBIA TAX-MANAGED GROWTH FUND)

FEDERAL GIFT TAXES. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.

Under the Columbia Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceed $11,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.

Under the Columbia Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.

No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), including taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount, which is $1,000,000 for gifts made after December 31, 2001, and before January 1, 2010.

Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's Federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.

The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $22,000.

The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

GENERATION-SKIPPING TRANSFER TAXES

If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Columbia Advantage Plan and does not exceed the available annual exclusion amount. An exemption (the "GST exemption"), equal to $1.5 million in 2005, is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate (47% for gifts made in 2005) on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.

INCOME TAXES

The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Columbia Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.

Under the Columbia Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.

If the donor selects the Columbia Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 35%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 15%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.

When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

CONSULTATION WITH QUALIFIED ADVISOR

Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.

MANAGEMENT OF THE FUNDS The Advisor provides administrative and management services to the Funds. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. (NPMI), merged into Columbia Management Advisors, Inc. Each of the four merging companies was a registered investment advisor and advised various Funds in the Fund Complex. The Advisor, located at 100 Federal Street, Boston, Massachusetts 02110, is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. The Advisor has been an investment advisor since 1969.

In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. (NFMI), a subsidiary of NPMI and a registered investment advisor that advised several Funds in the Fund Complex, merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the Advisor to the Funds previously advised by NFMI.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 49)        Trustee       1996       Executive Vice President -         101        Nash Finch Company (food
P.O. Box 66100                                             Strategy of United Airlines                         distributor)
Chicago, IL 60666                                          (airline) since December,
                                                           2002 (formerly President of
                                                           UAL Loyalty Services
                                                           (airline) from September,
                                                           2001 to December, 2002;
                                                           Executive Vice President
                                                           and Chief Financial Officer
                                                           of United Airlines from
                                                           July, 1999 to September,
                                                           2001; Senior Vice
                                                           President-Finance from
                                                           March, 1993 to July, 1999).

Janet Langford Kelly (Age 47)     Trustee       1996       Partner, Zelle, Hofmann,           101                    None
9534 W. Gull Lake Drive                                    Voelbel, Mason & Gette LLP
Richland, MI 49083-8530                                    (law firm) since March,
                                                           2005; Adjunct Professor of
                                                           Law, Northwestern
                                                           University, since
                                                           September, 2004 (formerly
                                                           Chief Administrative
                                                           Officer and Senior Vice
                                                           President, Kmart Holding
                                                           Corporation (consumer
                                                           goods), from September,
                                                           2003 to March, 2004;
                                                           Executive Vice
                                                           President-Corporate
                                                           Development and
                                                           Administration, General
                                                           Counsel and Secretary,
                                                           Kellogg Company (food
                                                           manufacturer), from
                                                           September, 1999 to August,
                                                           2003; Senior Vice
                                                           President, Secretary and
                                                           General Counsel, Sara Lee
                                                           Corporation (branded,
                                                           packaged, consumer-products
                                                           manufacturer) from January,
                                                           1995 to September, 1999).

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Richard W. Lowry (Age 69)         Trustee       1995       Private Investor since            103(3)                  None
10701 Charleston Drive                                     August, 1987 (formerly
Vero Beach, FL 32963                                       Chairman and Chief
                                                           Executive Officer, U.S.
                                                           Plywood Corporation
                                                           (building products
                                                           manufacturer)).

Charles R. Nelson (Age 62)        Trustee       1981       Professor of Economics,           101                     None
Department of Economics                                    University of Washington,
University of Washington                                   since January, 1976; Ford
Seattle, WA 98195                                          and Louisa Van Voorhis
                                                           Professor of Political
                                                           Economy, University of
                                                           Washington, since
                                                           September, 1993 (formerly
                                                           Director, Institute for
                                                           Economic Research,
                                                           University of Washington
                                                           from September, 2001 to
                                                           June, 2003); Adjunct
                                                           Professor of Statistics,
                                                           University of Washington,
                                                           since September, 1980;
                                                           Associate Editor, Journal
                                                           of Money Credit and
                                                           Banking, since September,
                                                           1993; consultant on
                                                           econometric and statistical
                                                           matters.

John J. Neuhauser (Age 62)        Trustee       1985       Academic Vice President and       103(3)        Saucony, Inc. (athletic
84 College Road                                            Dean of Faculties since                                footwear)
Chestnut Hill, MA 02467-3838                               August, 1999, Boston
                                                           College (formerly Dean,
                                                           Boston College School of
                                                           Management from September,
                                                           1977 to August, 1999).

Patrick J. Simpson (Age 61)       Trustee       2000       Partner, Perkins Coie             101                     None
1120 N.W. Couch Street                                     L.L.P. (law firm).
Tenth Floor
Portland, OR 97209-4128

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas E. Stitzel (Age 69)        Trustee       1998       Business Consultant since          101                    None
2208 Tawny Woods Place                                     1999 (formerly Professor of
Boise, ID 83706                                            Finance from 1975 to 1999,
                                                           College of Business, Boise
                                                           State University);
                                                           Chartered Financial
                                                           Analyst.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 68)       Trustee       1996       Partner and Senior Advisor,        101            Anixter International
8 Sound Shore Drive,                and                    Chicago Growth Partners                             (network support
Suite 285                        Chairman                  (private equity investing)                       equipment distributor);
Greenwich, CT 06830               of the                   since September, 2004                              Ventas, Inc. (real
                                   Board                   (formerly Managing                                  estate investment
                                                           Director, William Blair                            trust); Jones Lang
                                                           Capital Partners (private                         LaSalle (real estate
                                                           equity investing) from                          management services) and
                                                           September, 1994 to                                Ambac Financial Group
                                                           September, 2004).                                  (financial guaranty
                                                                                                                  insurance)

Anne-Lee Verville (Age 59)        Trustee       1998       Retired since 1997                 101          Chairman of the Board of
359 Stickney Hill Road                                     (formerly General Manager,                      Directors, Enesco Group,
Hopkinton, NH 03229                                        Global Education Industry,                      Inc. (designer, importer
                                                           IBM Corporation (computer                          and distributor of
                                                           and technology) from 1994                             giftware and
                                                           to 1997).                                             collectibles)

Richard L. Woolworth (Age 64)     Trustee       1991       Retired since December 2003        101            Northwest Natural Gas
100 S.W. Market Street                                     (formerly Chairman and                          Co. (natural gas service
#1500                                                      Chief Executive Officer,                                provider)
Portland, OR 97207                                         The Regence Group (regional
                                                           health insurer); Chairman
                                                           and Chief Executive
                                                           Officer, BlueCross
                                                           BlueShield of Oregon;
                                                           Certified Public
                                                           Accountant, Arthur Young &
                                                           Company)

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
INTERESTED TRUSTEE
William E. Mayer(2) (Age 65)      Trustee       1994       Partner, Park Avenue Equity       103(3)         Lee Enterprises (print
399 Park Avenue                                            Partners (private equity)                        media), WR Hambrecht +
Suite 3204                                                 since February, 1999                             Co. (financial service
New York, NY 10022                                         (formerly Partner,                                 provider); Reader's
                                                           Development Capital LLC                           Digest (publishing);
                                                           from November, 1996 to                             OPENFIELD Solutions
                                                           February, 1999).                                    (retail industry
                                                                                                             technology provider)

(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

                                              Year First
                                              Elected or
                                  Position     Appointed                            Principal Occupation(s)
     Name, Address and Age       with Funds    to Office                             During Past Five Years
------------------------------   ----------   ----------   -------------------------------------------------------------------------
OFFICERS
Christopher L. Wilson (Age 48)    President      2004      Head of Mutual Funds since August, 2004 and Senior Vice President of the
One Financial Center                                       Advisor since January, 2005; President of the Columbia Funds, Liberty
Boston, MA 02111                                           Funds and Stein Roe Funds since October, 2004; President and Chief
                                                           Executive Officer of the Nations Funds since January, 2005; President of the Galaxy Funds since April 2005; Director of Bank of America Global
                                                           Liquidity Funds, plc since May 2005; Director of Banc of America Capital
                                                           Management (Ireland), Limited since May 2005; Senior Vice President of
                                                           BACAP Distributors LLC since January, 2005; Director of FIM Funding, Inc.
                                                           since January, 2005; Senior Vice President of Columbia Management
                                                           Distributors, Inc. since January, 2005; Director of Columbia Management
                                                           Services, Inc. since January, 2005 (formerly President and Chief
                                                           Executive Officer, CDC IXIS Asset Management Services, Inc. from
                                                           September, 1998 to August, 2004).

J. Kevin Connaughton (Age 40)     Treasurer      2000      Treasurer of the Columbia Funds since October, 2003 and of the Liberty
One Financial Center                                       Funds, Stein Roe Funds and All-Star Funds since December, 2000; Vice
Boston, MA 02111                                           President of the Advisor since April, 2003 (formerly President of the
                                                           Columbia Funds, Liberty Funds and Stein Roe Funds from February, 2004 to
                                                           October, 2004; Chief Accounting Officer and Controller of the Liberty
                                                           Funds and All-Star Funds from February, 1998 to October, 2000); Treasurer of the Galaxy Funds since September, 2002 (formerly Treasurer from
                                                           December, 2002 to December, 2004 and President from February, 2004 to
                                                           December, 2004 of the Columbia Management Multi-Strategy Hedge Fund, LLC;
                                                           Vice President of Colonial Management Associates, Inc. from February,
                                                           1998 to October, 2000).

Mary Joan Hoene (Age 55)           Senior        2004      Senior Vice President and Chief Compliance Officer of the Columbia Funds,
100 Federal Street                  Vice                   Liberty Funds, Stein Roe Funds and All-Star Funds since August, 2004;
Boston, MA 02110                  President                Chief Compliance Officer of the Columbia Management Multi-Strategy Hedge
                                  and Chief                Fund, LLC since August, 2004; Chief Compliance Officer of the BACAP
                                 Compliance                Alternative Multi-Strategy Hedge Fund LLC since October, 2004 (formerly
                                   Officer                 Partner, Carter, Ledyard & Milburn LLP from January, 2001 to August,
                                                           2004; Counsel, Carter, Ledyard & Milburn LLP from November, 1999 to
                                                           December, 2000; Vice President and Counsel, Equitable Life Assurance
                                                           Society of the United States from April, 1998 to November, 1999).

Michael G. Clarke (Age 35)          Chief        2004      Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein Roe
One Financial Center             Accounting                Funds and All-Star Funds since October, 2004 (formerly Controller of the
Boston, MA 02111                   Officer                 Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds from
                                                           May, 2004 to October, 2004; Assistant Treasurer from June, 2002 to May,
                                                           2004; Vice

                                                           President, Product Strategy & Development of the Liberty Funds and Stein
                                                           Roe Funds from February, 2001 to June, 2002; Assistant Treasurer of the
                                                           Liberty Funds, Stein Roe Funds and the All-Star Funds from August, 1999 to February, 2001; Audit Manager, Deloitte & Toche LLP from May, 1997 to
                                                           August, 1999).

Jeffrey R. Coleman (Age 35)      Controller      2004      Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                       All-Star Funds since October, 2004 (formerly Vice President of CDC IXIS
Boston, MA 02111                                           Asset Management Services, Inc. and Deputy Treasurer of the CDC Nvest
                                                           Funds and Loomis Sayles Funds from February, 2003 to September, 2004;
                                                           Assistant Vice President of CDC IXIS Asset Management Services, Inc. and
                                                           Assistant Treasurer of the CDC Nvest Funds from August, 2000 to February,
                                                           2003; Tax Manager of PFPC, Inc. from November, 1996 to August, 2000).

R. Scott Henderson (Age 45)       Secretary      2004      Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds since
One Financial Center                                       December, 2004 (formerly Of Counsel, Bingham McCutchen from April, 2001
Boston, MA 02111                                           to September, 2004; Executive Director and General Counsel, Massachusetts
                                                           Pension Reserves Investment Management Board from September, 1997 to
                                                           March, 2001).

Trustee Positions

As of December 31, 2004, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity.

General

Messrs. Lowry, Mayer and Neuhauser are also trustees/directors of the Liberty All-Star Funds.

The Trustees serve as trustees of 101 registered investment companies managed by the Advisor for which each Trustee receives a retainer at the annual rate of $45,000 and an attendance fee of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December, 2003, Mr. Theobald began serving as the Chairman of the Board. As the independent chairman of the board, Mr. Theobald receives a supplemental retainer at the annual rate of of $100,000; the chair of the Audit Committee receives a supplemental retainer at the annual rate of $10,000; the chair of each other committee receives a supplemental retainer at the annual rate of $5,000. Members of each committee, except the Audit Committee, receive $1,500 for each committee meeting. Each Audit Committee member receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 133 open-end and 10 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

MANAGEMENT AGREEMENT

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. Columbia Management Distributors, Inc. (formerly named Columbia Funds Distributor, Inc.) pays the cost of printing and distributing all other Prospectuses.

ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO CERTAIN FUNDS AND THEIR RESPECTIVE TRUSTS. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION REGARDING YOUR FUND).

Under an Administration Agreement, the Advisor, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

          (a)  providing office space, equipment and clerical personnel;

          (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund;

          (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

          (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

          (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

          (f)  maintaining certain books and records of each Fund.

With respect to Columbia Money Market Fund (formerly named Liberty Money Market
Fund) and Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund), the Administration Agreement for these Funds provides that the Advisor will monitor compliance by the Fund with Rule 2a-7 under the 1940 Act and report to the Trustees from time to time with respect thereto. The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

TRUST SERVICES AGREEMENT

Pursuant to a Trust Services Agreement, CMS provides the Columbia Tax-Managed Growth Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. CMS's fee is described in the Prospectuses of the Columbia Tax-Managed Growth Fund.

THE PRICING AND BOOKKEEPING AGREEMENT

The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement. SEE "FUND CHARGES AND EXPENSES" IN
PART 1 OF THIS SAI FOR INFORMATION ON THESE FEES.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the Funds. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The Funds and clients advised by the Advisor or the Funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.

POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Advisor believes are faced by investment professionals at most major financial firms. The Advisor and the Trustees of the Columbia Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

          - The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

          - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

          - The trading of other accounts could be used to benefit higher-fee accounts (front- running).

          - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

"Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Advisor and the Funds' Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Columbia-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

The Advisor or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

A Fund's portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at the Advisor, including each Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Advisor and each Fund, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of each Fund.

BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute securities transactions for a Fund.

The Advisor places the transactions of the Funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the Funds' transactions where the Funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by Funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a Fund.

The Advisor may use the services of affiliated broker-dealers, when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

PRINCIPAL UNDERWRITER

CMD is the principal underwriter of the Trust's shares. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT

CMS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CMS is based on number of accounts plus reimbursement for certain out-of-pocket expenses. SEE

"FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY CMS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CMS or generally by 6 months' notice by CMS to the Fund. The agreement limits the liability of CMS to the Fund for loss or damage incurred by the Fund to situations involving a failure of CMS to use reasonable care or to act in good faith and without negligence in performing its duties under the agreement. The Fund will indemnify CMS from, among other things, any and all claims, actions, suits, losses, costs, damages, and expenses incurred by it in connection with its acceptance of this Agreement, provided that: (i) to the extent such claims, actions, suits, losses, costs, damages, or expenses relate solely to a particular series or group of series of shares, such indemnification shall be only out of the assets of that series or group of series; (ii) this indemnification shall not apply to actions or omissions constituting negligence or misconduct of CMS or its agents or contractors, including but not limited to willful misfeasance, bad faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under this Agreement; and (iii) CMS shall give a Fund prompt notice and reasonable opportunity to defend against any such claim or action in its own name or in the name of CMS.

CODE OF ETHICS

The Funds, the Advisor, and CMD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

ANTI-MONEY LAUNDERING COMPLIANCE

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account, halting all shareholder activity with respect to such account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

PROXY VOTING POLICIES AND FUND PROXY VOTING RECORD

The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

The Advisor's proxy voting guidelines and procedures are included in this SAI as Appendix II. In accordance with SEC regulations, the fund's proxy voting record for the last twelve-month period ended June 30 has been filed with the SEC. You may obtain a copy of the fund's proxy voting record (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Columbia Funds have adopted policies with respect to the disclosure of the Funds' portfolio holdings by the Funds, Columbia Management, or their affiliates. These policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Funds' website at www.columbiafunds.com, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Fund's policies are described below. The Trustees shall be updated as needed regarding the Fund's compliance with the policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Columbia Management and its affiliates. The Fund's policies prohibit Columbia Management and the Fund's other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund's shares, third-party service providers, rating and ranking organizations and affiliated persons of the Fund.

PUBLIC DISCLOSURES. The Fund's portfolio holdings are currently disclosed to the public through required filings with the SEC and, for equity and fixed income funds, on the Fund's website at www.columbiafunds.com. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund's fiscal year). Shareholders may obtain the Fund's Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Fund's Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

The equity and fixed income Columbia Funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:

                                                            FREQUENCY OF
   TYPE OF FUND              INFORMATION PROVIDED            DISCLOSURE            DATE OF WEB POSTING
------------------   ------------------------------------   ------------   ----------------------------------
   Equity Funds      Full portfolio holdings information.      Monthly      30 calendar days after month-end.
Fixed Income Funds   Full portfolio holdings information.     Quarterly    60 calendar days after quarter-end

The scope of the information provided relating to the Fund's portfolio that is made available on the website may change from time to time without prior notice.

For Columbia's money market funds, a complete list of a Fund's portfolio holdings shall be publicly available on a monthly basis on the fifth business date after month-end. Shareholders may request such information by writing or calling the Fund's distributor, Columbia Management Distributors, Inc. at the address listed on the cover of this SAI.

A Fund, Columbia Management or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

OTHER DISCLOSURES. The Fund's policies provide that non-public disclosures of the Fund's portfolio holdings may be made if (1) the Fund has a legitimate business purpose for making such disclosure, (2) the Fund's chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.

The Fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to Columbia Management and its affiliates, these service providers include the Fund's custodian and sub-custodians, the Fund's independent registered public accounting firm, legal counsel, financial printers(R.R. Donnelly & Sons and Bowne & Co., Inc.), the Fund's proxy voting service provider (Alamo Direct Mail Services, Inc.), the Fund's proxy solicitor (Georgeson Shareholder Communications Inc.), rating agencies that maintain ratings on certain Columbia Funds (Fitch, Inc.) and service providers that support Columbia Management's trading systems (InvestorTool, Inc. and Thomson Financial).These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. The Fund may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Certain clients of the Fund's investment adviser(s) may follow a strategy similar to that of the Fund, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Fund.

DETERMINATION OF NET ASSET VALUE

Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the official closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value following procedures approved by the Trust's Board of Trustees.

(The following two paragraphs are applicable only to Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund) and Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund))

Trading in securities on stock exchanges and over-the-counter markets in foreign securities markets is normally completed well before the close of the business day in New York. Trading on foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

AMORTIZED COST FOR MONEY MARKET FUNDS (SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "INFORMATION CONCERNING THE FUND" IN PART 1 OF THE SAI OF COLUMBIA MONEY MARKET FUND (FORMERLY NAMED LIBERTY MONEY MARKET FUND) AND COLUMBIA MUNICIPAL MONEY MARKET FUND (FORMERLY NAMED LIBERTY MUNICIPAL MONEY MARKET
FUND))

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Under the amortized cost method a security is initially valued at cost and thereafter any discount or premium from maturity value is amortized ratably to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. If a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Columbia Money Market Fund (formerly named Liberty Money Market Fund) or the Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund) for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund may accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CMS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Investors should understand that, since the offering price of the Fund's shares is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge paid as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CMD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CMD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CMD may from time to time reallow additional amounts to all or certain FSFs. CMD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CMD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars. Travelers checks, gift checks, credit card convenience checks, credit cards, cash and ban counter (starter checks) are not accepted.

CMS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CMS, provided the new FSF has a sales agreement with CMD.

Shares credited to an account are transferable upon written instructions in good order to CMS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you may send the certificates to CMS for deposit to your account.

In addition to the commissions specified in a Fund's prospectus and this SAI, CMD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that CMD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CMD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, CMD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.

In addition, CMD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.

CMD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:

1st Global Capital Corp
401 Company
ABN AMRO Trust Services
ADP Retirement Services
Advest
AEGON/Transamerica
AG Edwards
American Century Services
American Express
AMG
AON Consulting
AST Trust Company
Banc of America Investment Services
BancOne
Bear Stearns
Benefit Plan Administrators
Bidwell & Company
BNY Clearing
C N A Trust
Charles Schwab
CIBC Oppenheimer
Citigroup Global Markets
CitiStreet Associates LLC
City National Bank
City of Milwaukee
Columbia Trust Company
Commonwealth Financial
Compensation & Capital
CPI Qualified Plan Consultants
Daily Access Concepts
Davenport & Company
Delaware Investments
Digital Retirement Solutions
Discover Brokerage
Dreyfus/Mellon
Edgewood Services
Edward Jones

E-Trade,
ExpertPlan
FAS Liberty Life Spectrum
Ferris Baker Watts
Fidelity
Financial Data Services
Franklin Templeton
Freeman Welwood
Gem Group
Great West Life
Hewitt Associates LLC
Huntington Bank
ING
Intermountain Health Care
Investmart, Inc.
Investment Manager Services (IMS)
Janney Montgomery Scott
JJB Hilliard Lyons
JP Morgan/American Century
Kenney Investments
Kirkpatrick Pettis Smith Polian Inc
Legg Mason Wood Walker
Liberty Life
Lincoln Financial
Lincoln Life
Linsco Private Ledger
M & T Securities
Marquette Trust Company
Mass Mutual Life
Matrix Settlement & Clearance Services (MSCS)
McDonald Investments
Merrill Lynch
MetLife
MFS
Mfund Trax
MidAtlantic Capital
Milliman USA
Morgan Keegan
Morgan Stanley Dean Witter
PFPC
Nationwide Investment Services
Neuberger Berman Mgmt
NFP Securities
NSD -NetStock Sharebuilder
NYLife Distributors
Optimum Investment Advisors
Orbitex
Pershing LLC
Phoenix Home Life
Piper Jaffray
PNC
PPI Employee Benefits
Private Bank & Trust
Prudential
Putnam Investments
Raymond James
RBC Dain Rausher
Robert W Baird
Royal Alliance
RSM McGladrey Inc.

Safeco
Scott & Stringfellow
Scudder Investments
Security Benefit
Segall Bryant Hamill
South Trust Securities
Southwest Securities
Standard Insurance
Stanton Group
State of NY Deferred Compensation Plan
Stephens, Inc.
Stifel Nicolaus & Co
Strong Capital
Sungard T Rowe Price
Trustar Retirement Services
Trustlynx/Datalynx
UBS Financial Services
USAA Investment Management
Vanguard
Wachovia
TD Waterhouse
Webster Investment Services
Wells Fargo
Wilmington Trust

PLEASE CONTACT YOUR FSF OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY
RECEIVE.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most Funds advised by the Advisor may be purchased through the Automatic Investment Plan. Electronic fund transfers for a fixed amount of at least $50 ($25 for IRA) are used to purchase a Fund's shares at the public offering price next determined after CMD receives the proceeds. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CMD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, D, T, G and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any fund distributed by CMD in which you have a current balance of at least $5,000 into the same class of shares of up to five other Funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Sales charges may apply if exchanging from a money market fund. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC or sales charges.

Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Management Services, Inc. (formerly named Columbia Funds Services, Inc.) (CMS) P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or financial advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CMD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" below for more information.

CLASS T SHAREHOLDER SERVICES PLAN. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the Trusts plan to enter into servicing agreements with institutions (including Bank of America Corporation and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each Fund other than the Columbia Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the Fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares;
(ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.

The payments under the servicing agreements entered into as of the date of this SAI are limited to an aggregate fee of not more than 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.15% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The Funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.

Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such Funds on any day do not exceed the income to be accrued to such Class T shares on that day.

The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the Funds. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Columbia's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.

TAX-SHELTERED RETIREMENT PLANS (Retirement Plans). CMD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Management prototype plans offered through CMD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CMD.

Participants in Retirement Plans not sponsored by CTC, not including Individual Retirement Accounts (IRAs), may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with CMS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CMS. The close out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any Fund distributed by CMD, or if the Retirement Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling CMS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification numbers available when calling.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CMS for more information at 1-800-345-6611.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHTS OF ACCUMULATION (Columbia Class A and Class T shares, Nations Class A shares and Galaxy Retail A shares only) (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase of Class A or Class T shares with prior purchases of other funds and classes distributed by CMD. The applicable sales charge is based on the combined total of:

1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all shares of funds for which CMD serves as distributor (Funds) held by the shareholder.

CMD must be promptly notified of each purchase with respect to which a shareholder is entitled to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CMS. A Fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A, Class E and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all fund shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund)). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CMS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement (provided the FSF returns to CMD the excess commission previously paid during the thirteen-month period). The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price.

If the amount of the Statement is not purchased, the shareholder shall remit to CMD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CMS will redeem escrowed Class A, E or T shares with a value equal to such difference. The additional FSF commission will be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CMS at 1-800-345-6611.

NET ASSET VALUE ELIGIBILITY GUIDELINES (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS).

1. Employees, brokers and various relationships that are allowed to buy at NAV. Class A shares of certain Funds may be sold at (NAV) to the following individuals, whether currently employed or retired: Employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries; Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CMD, or its successors and companies affiliated with the Advisor; Registered representatives and employees of Financial Service Firms (including their affiliates) that are parties to dealer agreements or other sales arrangements with CMD; Nations Funds' Trustees, Directors and employees of its investment sub-advisers; Broker/Dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes; employees or partners of any contractual service provider to the funds

     NAV eligibility for Class A purchase also applies to the families of the parties listed above and their beneficial accounts. Family members include: spouse, parent, stepparent, legal guardian, child, stepchild, father-in-law and mother-in-law.

     Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

     Registered broker/dealer firms that have entered into a Nations Funds dealer agreement with BACAP Distributors, LLC may buy Class A shares without paying a front-end sales charge for their investment account only.

     Banks, trust companies and thrift institutions, acting as fiduciaries.

2. Grandfathered investors. Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may purchase Class A shares of any Fund at NAV in those cases where a Columbia Fund Class Z share is not available.

     Shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at (NAV) will continue to be eligible for NAV purchases into those Nations Fund accounts opened through August 19, 2005.

     Galaxy Fund shareholders prior to December 1, 1995; and shareholders who
     (i) purchased Galaxy Fund Prime A shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.

     (For Class T shares only) Shareholders who (i) purchased Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

3. Reinstatement. Subject to the fund policy on trading of fund shares, an investor who has redeemed class A, B, C, D, G or T shares may, upon request, reinstate within 1 year a portion or all of the proceeds of such sales in shares of class A of any fund at the NAV next determined after Columbia Management Services, Inc. received a written reinstatement request and payment.

4. Retirement Plans. Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with CMD pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

5. Non-U.S. Investors. Certain pension, profit-sharing or other employee benefit plans offered to non-US investors may be eligible to purchase Class A shares with no sales charge.

6. Reorganizations. At the Fund's discretion, NAV eligibility may apply to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

7. Rights of Accumulation (ROA). The value of eligible accounts, regardless of class, maintained by you and you and your immediate family may be combined with the value of your current purchase to reach a sales discount level and to obtain the lower sales charge for your current purchase.

8. Letters of Intent (LOI). You may pay a lower sales charge when purchasing class A shares by signing a letter of intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the LOI within 13 months. If your LOI purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Class A, B, C, D, E, matured F, G and T shares) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act
     (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CMS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value at the time that the SWP is established. Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met. For redemptions in excess of 12% of the account's value at the time that the SWP is established, a CDSC will be charged on the SWP redemption. The 12% limit does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by CMD.

6. Qualified Retirement Plans. CDSCs may be waived on CMD shares sold by employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must be a participant in an alliance program th at has signed an agreement with Columbia Funds or CMD.

7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and
     (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

8. Return of Commission. CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

9. Non-U.S. Investors. CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

10. IRS Section 401 and 457. CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under
     Section 401 or 457 of the tax code.

11. Medical Payments. CDSCs may be waived on shares redeemed for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

12. Plans of Reorganization. At the Funds' discretion, CDSCs may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a fund is a party.

13. Charitable Giving Program. CDSCs may be waived on the sale of Class C or Class D shares sold by a non-profit organization qualified under Section 501(c)(3) of the tax code in connection with the Banc of America Capital Management Charitable Giving Program.

14. The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling or delay sending proceeds from your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction to CMS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CMS and many banks. Additional documentation may be required for sales by corporations, agents, fiduciaries, surviving joint owners, individual retirement account holders and other legal entities. Call CMS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, FSF's are responsible for furnishing all necessary documentation to CMS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN (SWP). The shareholder may establish a SWP. A specified dollar amount, share amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawalsof shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their share account may do so but may be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CMS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in "street name" must be made payable to the back office via the NSCC.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions by check and ACH are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, to a pre-existing bank account or furnishing a signature guaranteed request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CMS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address account and taxpayer identification numbers. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions apply to retirement plan accounts.

CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A and Z shares of certain Funds)

Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CMS will provide checks to be drawn on Mellon Trust of New England, N.A. (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks., However, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON-CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, a Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

INFORMATION APPLICABLE TO CLASS G AND CLASS T SHARES

The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the Funds are subject to a front-end sales charge. Investments in Class G shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.15% and 0.30%, respectively, of the Fund's average daily net assets attributable to its Class T shares. Class G shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.80% and 0.95%, respectively, of the Fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares. Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.

CLASS T SHARES. The public offering price for Class T shares of the Funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 to $25,000,000. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                                    REALLOWANCE TO
                                     REALLOWANCE TO DEALERS        DEALERS AS A % OF
                                    AS A % OF OFFERING PRICE        OFFERING PRICE
      AMOUNT OF TRANSACTION          PER SHARE - BOND FUNDS    PER SHARE - EQUITY FUNDS
      ---------------------         ------------------------   ------------------------
Less than $50,000                             4.25                       5.00
$50,000 but less than $100,000                3.75                       3.75
$100,000 but less than $250,000               2.75                       2.75
$250,000 but less than $500,000               2.00                       2.00
$500,000 but less than $1,000,000             1.75                       1.75
$1,000,000 and over                           0.00                       0.00

The appropriate reallowance to dealers will be paid by CMD to broker-dealer organizations which have entered into agreements with CMD. The reallowance to dealers may be changed from time to time.

Certain affiliates of the Advisor may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of Bank of America Corporation's affiliates.

INFORMATION APPLICABLE TO CERTAIN CLASS G SHARES RECEIVED BY FORMER GALAXY FUND RETAIL B SHAREHOLDERS IN CONNECTION WITH THE GALAXY/LIBERTY REORGANIZATION. The following table describes the CDSC schedul e applicable to Class G shares received by former Galaxy Fund Retail B shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 None

Class G shares received in exchange for Galaxy Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares seven years after purchase. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Asset Allocation Fund and/or International Equity Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.50
Through second year                   5.00
Through third year                    4.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Through the seventh year              None
Longer than seven years               None

If you acquired Retail B Shares in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class T shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

CLASS G SHARES PURCHASED AFTER THE GALAXY/LIBERTY REORGANIZATION. The public offering price for Class G shares of the Funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within seven years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from CMD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Columbia may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a Fund. See "Class T Shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to CMD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares. Class G shares of a Fund will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow CMD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.

Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - (i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a Fund, and subsequently acquires additional Class G shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the Fund, including those acquired through reinvestment, will convert to Class T shares of the Fund on the same date.

INFORMATION APPLICABLE TO CERTAIN CLASS B SHAREHOLDERS

Except for the following, Class B Share Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.

The following table describes the CDSC schedule applicable to Class B shares received by Galaxy Quality Plus Bond Fund shareholders in exchange for Prime B Shares in connection with the Galaxy/Liberty reorganization.

SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

     Automatic conversion to Class A shares occurs eight years after purchase.

     The Class B share discount program for purchases of $250,000 or more is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

INFORMATION APPLICABLE TO CERTAIN CLASS A SHAREHOLDERS:

     Except as set forth in the following paragraph, Class A share CDSCs are described in the Prospectuses:

     Class A shares received by former Galaxy High Quality Bond Fund shareholders in exchange for Prime A Shares in connection with the Galaxy/Liberty reorganization of that Fund are subject to a 1% CDSC upon redemption of such Class A shares if the Prime A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.

Shares of some Funds that pay daily dividends (include Funds) will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. Shares of some Funds that pay daily dividends (exclude Funds) Columbia will be earned starting with the day after that Fund receives payments for the shares. To determine whether a particular Fund is an include or exclude fund, customers can call 1-800-345-6611.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of certain other funds. The prospectus of each Fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange Consult CMS before requesting an exchange.

If you acquire Class A shares of an international fund by exchange from any other fund, you will not be permitted to exchange those shares into another fund for 30 calendar days, although you may redeem those shares at any time. An exchange order received prior to the expiration of the 30-day period will not be honored.

By calling CMS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CMS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CMS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CMS may require customary additional documentation. Prospectuses of the other Funds are available from the CMD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

Consult your FSF or CMS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund. Sales charges may apply for exchanges from money market funds.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Trust has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2005. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust's By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series. Shares of each Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

          Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

          Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

AAA bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

AA bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

BA bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Prime-1 Highest Quality
          Prime-2 Higher Quality
          Prime-3 High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these securities, and 'D' represents the lowest potential for recovery.

                                   APPENDIX II

                   COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA")
                      PROXY VOTING POLICIES AND PROCEDURES
                 ADOPTED JULY 1, 2003 AND REVISED MARCH 4, 2005

POLICY:

ALL PROXIES(1) REGARDING CLIENT SECURITIES FOR WHICH COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA") HAS ASSUMED AUTHORITY TO VOTE SHALL, UNLESS CMA DETERMINES IN ACCORDANCE WITH POLICIES STATED BELOW TO ABSTAIN FROM VOTING, BE VOTED IN A MANNER CONSIDERED BY CMA TO BE IN THE BEST INTEREST OF CMA'S CLIENTS, INCLUDING THE CMG FAMILY FUNDS(2) AND THEIR SHAREHOLDERS, WITHOUT REGARD TO ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES. THE BEST INTEREST OF CLIENTS IS DEFINED FOR THIS PURPOSE AS THE INTEREST OF ENHANCING OR PROTECTING THE ECONOMIC VALUE OF CLIENT ACCOUNTS, CONSIDERED AS A GROUP RATHER THAN INDIVIDUALLY, AS CMA DETERMINES IN ITS SOLE AND ABSOLUTE DISCRETION. IN THE EVENT A CLIENT BELIEVES THAT ITS OTHER INTERESTS REQUIRE A DIFFERENT VOTE, CMA SHALL VOTE AS THE CLIENT CLEARLY INSTRUCTS, PROVIDED CMA RECEIVES SUCH INSTRUCTIONS IN TIME TO ACT ACCORDINGLY.

CMA ENDEAVORS TO VOTE, IN ACCORDANCE WITH THIS POLICY, ALL PROXIES OF WHICH IT BECOMES AWARE, SUBJECT TO THE FOLLOWING EXCEPTIONS (UNLESS OTHERWISE AGREED) WHEN CMA EXPECTS TO ROUTINELY ABSTAIN FROM VOTING:

     1. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE THE SECURITY HAS BEEN LOANED FROM THE CLIENT'S ACCOUNT.

     2. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE CMA DEEMS THE COSTS TO THE CLIENT AND/OR THE ADMINISTRATIVE INCONVENIENCE OF VOTING THE SECURITY (E.G., SOME FOREIGN SECURITIES) OUTWEIGH THE BENEFIT OF DOING SO.

CMA SEEKS TO AVOID THE OCCURRENCE OF ACTUAL OR APPARENT MATERIAL CONFLICTS OF INTEREST IN THE PROXY VOTING PROCESS BY VOTING IN ACCORDANCE WITH PREDETERMINED VOTING GUIDELINES, AS STATED BELOW. FOR THOSE PROXY PROPOSALS THAT REQUIRE SPECIAL CONSIDERATION OR IN INSTANCES WHERE SPECIAL CIRCUMSTANCES MAY REQUIRE VARYING FROM THE PREDETERMINED GUIDELINES, THE CMG PROXY COMMITTEE WILL DETERMINE THE BEST INTEREST OF CMA'S CLIENTS AND VOTE ACCORDINGLY, WITHOUT CONSIDERATION OF ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES.

OVERVIEW:

CMA's policy is based upon its fiduciary obligation to act in its clients' best interest. Citing this obligation, the SEC has adopted rules pursuant to the Investment Advisers Act of 1940 and Investment Company Act of 1940 with respect to proxy voting.

PROCEDURE:

I. ACCOUNT POLICIES

Except as otherwise directed by the client, CMA shall vote as follows:

SEPARATELY MANAGED ACCOUNTS

CMA shall vote proxies on securities held in its separately managed accounts.

COLUMBIA TRUST COMPANY (CTC) TRUST POOLS

CMA shall vote proxies on securities held in the trust pools.

CMG FAMILY FUNDS/CMA FUND TRUST

CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

COLUMBIA PRIVATE PORTFOLIO

CMA shall vote proxies on securities held in its separately managed accounts.

ALTERNATIVE INVESTMENT GROUP

----------
(1) The term "proxy" as used herein refers to consents, elections and authorizations solicited by any party with respect to securities of any sort.

(2) A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

CMA's clients may invest in securities ("Alternative Investments") issued by alternative investment vehicles (i.e. hedge funds, private equity funds, and other alternative investment pools) that are structured as private limited partnerships ("LPs"), limited liability companies ("LLCs") or offshore corporations. Generally, CMA's Alternative Investment Group ("AIG") is the platform through which CMA provides advisory services relating to Alternative Investments.

The voting rights of Alternative Investments generally are rights of contract set forth in the limited liability company or limited partnership agreement, in the case of LLCs and LPs, or Memorandum and Articles of Association or By-laws, in the case of offshore corporations. Also, as privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, proxies are not solicited regarding Alternative Investment vehicles. Instead, consents may be solicited from members, limited partners or shareholders.

Because of the unique characteristics of Alternative Investments, CMA has a tailored process for voting Alternative Investment proxies and consents.

Process

AIG will vote all Alternative Investment proxies and consents in accordance with this Policy. The committee voting AIG proxies consists of AIG senior management, investment and operations professionals. Conflicts of interest are to be monitored and resolved as set forth in this Policy.

II. PROXY COMMITTEE

CMA shall establish a Proxy Committee whose standing members shall include the head of core equity, head of value, head of growth, head of income strategies, head of equity research and head of fixed income research. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf.

The Proxy Committee's functions shall include, in part,

          (a) direction of the vote on proposals where there has been a recommendation to the Committee, pursuant to Section IV.B, not to vote according to the predetermined Voting Guidelines stated in Section IV.A or on proposals which require special, individual consideration in accordance with Section IV.C;

          (b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

          (c) review at least annually of existing Voting Guidelines and need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

          (d) development and modification of Voting Procedures, as stated in
          Section V, as it deems appropriate or necessary.

The Proxy Committee shall establish a charter, which shall set forth the Committee's purpose, membership and operation. The Committee's charter shall be consistent, in all material respects, with this policy and procedure.

III. CONFLICTS OF INTEREST

With Other Bank of America Businesses

Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

Within CMA

Conflicts of interest may also arise from the business activities of CMA. For example, CMA might manage (or be seeking to manage) the assets of a benefit plan for an issuer. CMA may also be presented with an actual or apparent conflict of interest where proxies of securities issued by BAC or a CMG Family Fund, for which CMA serves as investment adviser, are to be voted for a client's account.

Management of Conflicts

CMA's policy is to always vote proxies in the best interest of its clients, as a whole, without regard to its own self-interest or that of its affiliates. BAC as well as CMA has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

          1. BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or (as in the case of BACAP associates) non-trust fiduciary responsibilities, including investment decision-making and proxy voting.

          2. In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.

          3. Within CMA, CMA's Code of Ethics affirmatively requires that associates of CMA act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's Clients.

          4. By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

               - To disclose to the chairperson of the Proxy Committee and the chairperson to the head of CMG Compliance any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA shall vote proxies. In the event the chairperson of the Proxy Committee has a conflict of interest regarding a given matter, he or she shall abstain from participating in the Committee's determination of whether and/or how to vote in the matter; and

               - To refrain from taking into consideration, in the decision as to whether or how CMA shall vote proxies:

                    - The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

                    - Any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of CMA or BAC.

Where a material conflict of interest is determined to have arisen in the proxy voting process that may not be adequately mitigated by voting in accordance with the predetermined Voting Guidelines, CMA's policy is to invoke one or more of the following conflict management procedures:

1. Convene the Proxy Committee for the purpose of voting the affected proxies in a manner that is free of the conflict.

2. Causing the proxies to be voted in accordance with the recommendations of a qualified, independent third party, which may include CMA's proxy voting agent.

3. In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

IV. VOTING GUIDELINES

A. THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING PROXIES:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

     - Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

          However, CMA generally will WITHHOLD votes from pertinent director nominees if:

               (i) the board as proposed to be constituted would have more than one-third of its members from management;

               (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);

               (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);

               (iv) a director serves on more than six public company boards;

               (v) the CEO serves on more than two public company boards other than the company's board.

          On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

     - Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.

     - Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

     - Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

          -    Established governance standards and guidelines.

          - Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.

          - Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

          - A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

          - Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

          - The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

     - Proposals that grant or restore shareholder ability to remove directors with or without cause.

     - Proposals to permit shareholders to elect directors to fill board vacancies.

     - Proposals that encourage directors to own a minimum amount of company stock.

     -    Proposals to provide or to restore shareholder appraisal rights.

     -    Proposals to adopt cumulative voting.

     -    Proposals for the company to adopt confidential voting.

CMA generally will vote AGAINST:

     - Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

     - Proposals that give management the ability to alter the size of the board without shareholder approval.

     - Proposals that provide directors may be removed only by supermajority vote.

     -    Proposals to eliminate cumulative voting.

     - Proposals which allow more than one vote per share in the election of directors.

     - Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

     - Proposals that mandate a minimum amount of company stock that directors must own.

     -    Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

     - Director and officer indemnification and liability protection. CMA is opposed to entirely eliminating directors' and officers' liability for monetary damages for violating the duty of care. CMA is also opposed to expanding coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. CMA supports proposals which provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he/she reasonably believed was in the best interests of the company, AND (ii) if the director's legal expenses would be covered.

     - Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

     - Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 10% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

     - Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

     -    Proposals asking a company to expense stock options.

     -    Proposals to put option repricings to a shareholder vote.

     - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

CMA generally will vote AGAINST:

     - Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.

     - Proposals to authorize the replacement or repricing of out-of-the money options.

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

     - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

          For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

     - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

     - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

     - Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

     - CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

     - CMA generally votes FOR shareholder proposals to eliminate a poison pill.

     - CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

     - CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.

Supermajority vote

     - CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

     - CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

     - Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

     - Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

          -    Credible reason exists to question:

               - The auditor's independence, as determined by applicable regulatory requirements.

               - The accuracy or reliability of the auditor's opinion as to the company's financial position.

          - Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.

     - Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

     - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

     - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

     - Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

     - Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.

CMA will vote AGAINST:

     - Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

     - Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

     - Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

     - FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

     - FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

     - Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

     - Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

     - Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

     - Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.

     - Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.

     - Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

8.  Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

     -    Board structure

     -    Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     - Ignore a shareholder proposal that is approved by a majority of shares outstanding;

     - Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

     -    Are interested directors and sit on the audit or nominating committee;
          or

     - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

     -    Past performance relative to its peers

     -    Market in which fund invests

     - Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

     - Past shareholder activism, board activity and votes on related proposals

     -    Strategy of the incumbents versus the dissidents

     -    Independence of incumbent directors; director nominees

     -    Experience and skills of director nominees

     -    Governance profile of the company

     -    Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Past performance as a closed-end fund

     -    Market in which the fund invests

     -    Measures taken by the board to address the discount

     - Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

     -    Proposed and current fee schedules

     -    Fund category/investment objective

     -    Performance benchmarks

     -    Share price performance as compared with peers

     -    Resulting fees relative to peers

     -    Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

     -    Stated specific financing purpose

     -    Possible dilution for common shares

     -    Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

     -    Potential competitiveness

     -    Regulatory developments

     -    Current and potential returns

     -    Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a nonfundamental restriction, considering the following factors:

     -    Fund's target investments

     -    Reasons given by the fund for the change

     -    Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:

     -    Political/economic changes in the target market

     -    Consolidation in the target market

     -    Current asset composition

Change in Fund's Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:

     -    Potential competitiveness

     -    Current and potential returns

     -    Risk of concentration

     -    Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

     -    Strategies employed to salvage the company

     -    Past performance of the fund

     -    Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

     -    The degree of change implied by the proposal

     -    The efficiencies that could result

     -    The state of incorporation; net effect on shareholder rights

     -    Regulatory standards and implications

CMA will vote FOR:

     - Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

     - Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

     -    Proposals enabling the Board to:

          -    Change, without shareholder approval the domicile of the fund

          - Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

     -    Regulations of both states

     -    Required fundamental policies of both states

     -    The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Fees charged to comparably sized funds with similar objectives

     -    The proposed distributor's reputation and past performance

     -    The competitiveness of the fund in the industry

     -    Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Resulting fee structure

     -    Performance of both funds

     -    Continuity of management personnel

     -    Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

     -    Performance of the fund's NAV

     -    The fund's history of shareholder relations

     -    The performance of other funds under the adviser's management

9. Alternative Investment Group ("AIG") Matters

The AIG Proxy Sub-Committee generally will vote in accordance with the guidelines set forth in this policy. With respect to matters that are not addressed by the guidelines, the AIG Proxy Sub-Committee will vote each such matter on a CASE-BY-CASE basis.

B. ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.

A Portfolio Manager, sub-adviser or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines stated in Section IV.A. In this situation, he or she shall request that the Proxy Committee consider voting the proxy other than according such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption.

C. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The following proposals require special, individual consideration. The Proxy Committee will determine how proxies related to all such proposals will be voted.

               1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

               2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

               3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

               4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

               5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified in Section IV.A.

               6. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

               7. PREEMPTIVE RIGHTS. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines set forth in Section IV above. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to effect the purposes of this Policy.

     - CMA shall use an independent, third-party vendor (currently Institutional Shareholder Services ("ISS")), to implement its proxy voting process as CMAs proxy voting agent. This retention is subject to CMA continuously assessing the vendor's independence from CMA and its affiliates, and the vendor's ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with CMA's proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor's other clients and the owners, officers or employees of any such firm, on the one hand, and CMA's clients, on the other hand. As means of performing this assessment, CMA will require various reports and notices from the vendor, as well as periodic audits of the vendor's voting record and other due diligence.

     - ISS shall provide proxy analysis and record keeping services in addition to voting proxies on behalf of CMA in accordance with this Policy.

     - On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in all accounts over which CMA has voting authority. Information regarding equity holdings for international portfolio shall be sent weekly.

     - ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be promptly noted and resolved by ISS, with notice to CMA.

     - Whenever a vote is solicited, ISS shall execute the vote according to CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section IV.A.

     - If ISS is not sure how to vote a particular proxy, then ISS will issue a request for voting instructions to CMA over a secure website. CMA personnel shall check this website regularly. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's understanding of the Voting Guidelines previously delivered to ISS. CMA shall promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

     - Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

     - ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

VI. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in CMA's Form ADV. Upon receipt of a Client's request for more information, CMA will provide to the Client a copy of this Policy and/or how CMA voted proxies for the Client pursuant to this Policy for up to a one-year period.

                          COLUMBIA DIVIDEND INCOME FUND
                                  (THE "FUND")

   SUPPLEMENT TO THE PROSPECTUSES DATED FEBRUARY 1, 2005 (THE "PROSPECTUSES")

     The Prospectuses are hereby supplemented with the following information:

     1. The date on the front cover of each of the Prospectuses is revised to read "________________, 2005."

     2. The following sentence is added to the section entitled "Performance History":

     Year-to-date performance through ____________, 2005 for the following share classes of the Fund were as follows:

                                Class A --   ___%
                                Class T --   ___%
                                Class Z --   ___%

     3. The "Annual Fund Operating Expenses" and "Example Expenses" tables in the section entitled "Your Expenses" are updated and restated in their entirety as follows:

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                           CLASS A    CLASS B   CLASS C   CLASS T     CLASS G     CLASS Z
                                           -------    -------   -------   -------     -------     -------
Management fees(1)(%)                       [0.77]     [0.77]    [0.77]    [0.77]      [0.77]      [0.77]
Distribution and service (12b-1) fees(%)    [0.25(4)   [1.00]    [1.00]    [0.00]      [0.95(6)]   [0.00]
Other expenses(3)(%)                        [0.35]     [0.35]    [0.35]    [0.65(5)]   [0.35]      [0.35]
Total annual fund operating expenses(%)     [1.37]     [2.12]    [2.12]    [1.42]      [2.07]      [1.12]
   Expense Reimbursement(2)(%)             [-0.32]    [-0.32]   [-0.32]   [-0.32]     [-0.32]     [-0.32]
   Net expenses(2)(%)                       [1.05]     [1.80]    [1.80]    [1.10]      [1.75]      [0.80]

[(1) The Fund pays a management fee of 0.70% and an administrative fee of 0.07%. Management fees have been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.]

[(2) The Fund's transfer agent has voluntarily agreed to waive a portion of its fee (which is included in other expenses) for all share classes. This arrangement may be modified or terminated at any time. In addition, the Fund's advisor has contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, tax and interest expenses) do not exceed 0.80% annually on all share classes through December 31, 2006.]

[(3) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.]

[(4) The Fund may pay distribution and service fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but will limit such fees to an aggregate of not more than 0.25% for Class A shares during the current fiscal year.]

[(5) The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of such Fund's daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative services), but will limit such fees to an aggregate fee of not more than 0.30% during the current fiscal year.]

[(6) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee not more than 0.95% during the current fiscal year.]

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

                                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                   ------   -------   -------   --------
Class A                                            [$676]    [$923]   [$1,223]  [$2,073]
Class B:   did not sell your shares                [$183]    [$601]   [$1,079]  [$2,207]
           sold all your shares at end of period   [$683]    [$901]   [$1,279]  [$2,207]
Class C:   did not sell your shares                [$183]    [$601]   [$1,079]  [$2,400]
           sold all your shares at end of period   [$283]    [$601]   [$1,079]  [$2,400]
Class T:                                           [$681]    [$938]   [$1,248]  [$2,125]
Class G:   did not sell your shares                [$178]    [$585]   [$1,053]  [$2,180]
           sold all your shares at end of period   [$678]    [$985]   [$1,353]  [$2,180]
Class Z                                             [$82]    [$291]     [$553]   [$1304]

     4. The section entitled "Financial Highlights" is updated and restated in its entirety as follows:

Selected data for a share outstanding throughout each period is as follows:

CLASS A SHARES

                                                      (UNAUDITED)
                                                   SIX MONTHS ENDED         YEAR ENDED                PERIOD ENDED
                                                    MARCH 31, 2005    SEPTEMBER 30, 2004 (A)   SEPTEMBER 30, 2003 (B)(C)
                                                   ----------------   ----------------------   -------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.80                 $ 9.26                 $ 9.01
                                                      -------                 ------                 ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (d)                                0.12                   0.18                   0.11
Net realized and unrealized gain on investments          0.84                   1.53                   0.25
                                                      -------                 ------                 ------
Total from Investment Operations                         0.96                   1.71                   0.36
                                                      -------                 ------                 ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
                                                      -------                 ------                 ------
From net investment income                              (0.09)                 (0.17)                 (0.11)
                                                      -------                 ------                 ------
NET ASSET VALUE, END OF PERIOD                        $ 11.67                 $10.80                 $ 9.26
Total return (e)(f)                                      8.92%(g)              18.60%                  4.02%(g)
                                                      -------                 ------                 ------
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Expenses (h)                                             1.05%(i)               1.36%                  1.42%(i)
Net investment income (h)                                2.12%(i)               1.71%                  1.38%(i)
Waiver/reimbursement                                     0.21%(i)               0.06%                    __%(i)(j)
Portfolio turnover rate                                     6%(g)                 44%                    33%(g)
Net assets, end of period (000's)                     $21,949                 $7,319                 $  564

(a) On October 13, 2003, the Liberty Strategic Equity Fund was renamed Columbia Strategic Equity Fund. On October 27, 2003, the Columbia Strategic Equity Fund was renamed Columbia Dividend Income Fund.

(b)  The Fund changed its fiscal year end from October 31 to September 30.

(c) Class A shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the Investment Advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:

CLASS B SHARES

                                                      (UNAUDITED)
                                                   SIX MONTHS ENDED         YEAR ENDED                PERIOD ENDED
                                                    MARCH 31, 2005    SEPTEMBER 30, 2004 (A)   SEPTEMBER 30, 2003 (B)(C)
                                                   ----------------   ----------------------   -------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.59                 $ 9.08                 $ 8.82
                                                      -------                 ------                 ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (d)                                0.08                   0.10                   0.05
Net realized and unrealized gain on investments          0.82                   1.50                   0.26
                                                      -------                 ------                 ------
Total from Investment Operations                         0.90                   1.60                   0.31
                                                      -------                 ------                 ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
                                                      -------                 ------                 ------
From net investment income                              (0.05)                 (0.09)                 (0.05)
                                                      -------                 ------                 ------
NET ASSET VALUE, END OF PERIOD                        $ 11.44                 $10.59                 $ 9.08
Total return (e)(f)                                      8.50%(g)              17.69%                  3.51%(g)
                                                      -------                 ------                 ------
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Expenses (h)                                             1.80%(i)               2.11%                  2.34%(i)
Net investment income (h)                                1.35%(i)               0.94%                  0.47%(i)
Waiver/reimbursement                                     0.21%(i)               0.06%                    __%(i)(j)
Portfolio turnover rate                                     6%(g)                 44%                    33%(g)
Net assets, end of period (000's)                     $14,157                 $8,808                 $1,136

(a) On October 13, 2003, the Liberty Strategic Equity Fund was renamed Columbia Strategic Equity Fund. On October 27, 2003, the Columbia Strategic Equity Fund was renamed Columbia Dividend Income Fund.

(b)  The Fund changed its fiscal year end from October 31 to September 30.

(c) Class B shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the Investment Advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:

CLASS C SHARES

                                                      (UNAUDITED)
                                                   SIX MONTHS ENDED         YEAR ENDED                PERIOD ENDED
                                                    MARCH 31, 2005    SEPTEMBER 30, 2004 (A)   SEPTEMBER 30, 2003 (B)(C)
                                                   ----------------   ----------------------   -------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $10.58                  $ 9.07                 $ 8.82
                                                      ------                  ------                 ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (d)                               0.08                    0.10                   0.07
Net realized and unrealized gain on investments         0.82                    1.50                   0.23
                                                      ------                  ------                 ------
Total from Investment Operations                        0.90                    1.60                   0.30
                                                      ------                  ------                 ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
                                                      ------                  ------                 ------
From net investment income                             (0.05)                  (0.09)                 (0.05)
                                                      ------                  ------                 ------
NET ASSET VALUE, END OF PERIOD                        $11.43                  $10.58                 $ 9.07
Total return (e)(f)                                     8.51%(g)               17.70%                  3.41%(g)
                                                      ------                  ------                 ------
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Expenses (h)                                            1.80%(i)                2.11%                  2.18%(i)
Net investment income (h)                               1.35%(i)                0.94%                  0.95%(i)
Waiver/reimbursement                                    0.21%(i)                0.06%                    __%(i)(j)
Portfolio turnover rate                                    6%(g)                  44%                    33%(g)
Net assets, end of period (000's)                     $3,267                  $2,027                 $  152

(a) On October 13, 2003, the Liberty Strategic Equity Fund was renamed Columbia Strategic Equity Fund. On October 27, 2003, the Columbia Strategic Equity Fund was renamed Columbia Dividend Income Fund.

(b)  The Fund changed its fiscal year end from October 31 to September 30.

(c) Class C shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the Investment Advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:

CLASS G SHARES

                               (UNAUDITED)
                               SIX MONTHS
                                  ENDED        YEAR ENDED     PERIOD ENDED             YEAR ENDED OCTOBER 31,
                              FEBRUARY 28,   SEPTEMBER 30,   SEPTEMBER 30,   ------------------------------------------
                                  2005          2004 (A)      2003 (B)(C)      2002        2001        2000       1999
                              ------------   -------------   -------------   -------      ------      ------     ------
NET ASSET VALUE,
   BEGINNING OF PERIOD         $10.58          $ 9.07        $ 8.36          $  9.87      $10.37      $ 9.84     $ 9.61
                               ------          ------        ------          -------      ------      ------     ------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income
      (loss)                     0.08(d)         0.10(d)       0.05(d)         (0.07)(d)   (0.06)(d)   (0.04)     (0.02)(d)
   Net realized and
      unrealized gain
      (loss) on investments      0.82            1.50          0.71            (1.05)(e)   (0.11)       1.75       0.26
                               ------          ------        ------          -------      ------      ------     ------
   Total from Investment
      Operations                 0.90            1.60          0.76            (1.12)      (0.17)       1.71       0.24
                               ------          ------        ------          -------      ------      ------     ------
LESS DISTRIBUTIONS
   DECLARED TO
   SHAREHOLDERS
   From net investment
      income                    (0.05)          (0.09)        (0.05)              --          --          --(f)      --
                               ------          ------        ------          -------      ------      ------     ------
   From net realized gains         --              --            --            (0.39)      (0.33)      (1.18)     (0.01)
                               ------          ------        ------          -------      ------      ------     ------
NET ASSET VALUE, END OF
   PERIOD                      $11.43          $10.58        $ 9.07          $  8.36      $ 9.87      $10.37     $ 9.84
   Total return (g)(h)           8.54%(i)       17.71%         9.08%(i)       (12.16)%     (1.71)%     20.33%      2.50%
                               ------          ------        ------          -------      ------      ------     ------
RATIOS TO AVERAGE NET
   ASSETS/ SUPPLEMENTAL
   DATA:
   Expenses (j)                  1.75%(k)        2.14%         2.21%(k)         2.17%       2.02%       1.95%      1.84%
   Net investment income
      (loss) (j)                 1.39%(k)        0.97%         0.71%(k)        (0.72)%     (0.53)%     (0.35)%    (0.24)%
   Waiver/Reimbursement          0.21%(k)        0.03%           __%(k)(l)      0.25%       0.24%       0.40%      0.56%
   Portfolio turnover rate          6%(i)          44%           33%(i)           65%(m)      81%         81%        79%
   Net assets, end of
      period (000's)           $5,101          $5,995        $9,650          $ 2,093      $2,286      $1,555     $1,348

(a) On October 13, 2003, the Liberty Strategic Equity Fund was renamed Columbia Strategic Equity Fund. On October 27, 2003, the Columbia Strategic Equity Fund was renamed Columbia Dividend Income Fund.

(b)  The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 25, 2002, Galaxy Strategic Equity Fund, Retail B shares were redesignated Liberty Strategic Equity Fund, Class G shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e) The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(f)  Rounds to less than $0.01 per share.

(g) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h) Had the Investment Advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

(m) Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

Selected data for a share outstanding throughout each period is as follows:

CLASS T SHARES

                              (UNAUDITED)
                               SIX MONTHS
                                 ENDED        YEAR ENDED     PERIOD ENDED            YEAR ENDED OCTOBER 31,
                               MARCH 31,    SEPTEMBER 30,   SEPTEMBER 30,   ---------------------------------------
                                  2005         2004 (A)      2003 (B)(C)      2002        2001       2000     1999
                              -----------   -------------   -------------   -------      ------     ------   ------
NET ASSET VALUE,
   BEGINNING OF PERIOD        $  10.80       $   9.26        $  8.54        $ 10.02      $10.46     $ 9.89   $ 9.62
INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income          0.12(d)        0.17(d)        0.11(d)        0.01(d)     0.03(d)    0.04     0.04(d)
   Net realized and
      unrealized gain
      (loss) on investments       0.84           1.54           0.73          (1.08)(e)   (0.11)      1.75     0.27
                              --------       --------        -------        -------      ------     ------   ------
   Total from Investment
      Operations                  0.96           1.71           0.84          (1.07)      (0.08)      1.79     0.31
                              --------       --------        -------        -------      ------     ------   ------
LESS DISTRIBUTIONS
   DECLARED TO
   SHAREHOLDERS
   From net investment
      income                     (0.09)         (0.17)         (0.12          (0.02)      (0.03)     (0.04)   (0.03)
                              --------       --------        -------        -------      ------     ------   ------
   From net realized gains          --             --             --          (0.39)      (0.33)     (1.18)   (0.01)
                              --------       --------        -------        -------      ------     ------   ------
   Total Distributions
      Declared to
      Shareholders               (0.09)         (0.17)         (0.12)         (0.41)      (0.36)     (1.22)   (0.04)
                              --------       --------        -------        -------      ------     ------   ------
NET ASSET VALUE, END OF
   PERIOD                     $  11.67       $  10.80        $  9.26        $  8.54      $10.02     $10.46   $ 9.89
   Total return (f)(g)            8.89%(h)      18.50%          9.86%(h)     (11.50)%     (0.83)%    21.09%    3.25%
                              --------       --------        -------        -------      ------     ------   ------
RATIOS TO AVERAGE NET
   ASSETS/ SUPPLEMENTAL
   DATA:
   Expenses (i)                   1.10%(j)       1.45%          1.49%(j)       1.40%       1.24%      1.20%    1.19%
   Net investment income
      (loss) (i)                  2.04%(j)       1.64%          1.42%(j)       0.05%       0.25%      0.40%    0.41%
   Waiver/Reimbursement           0.21%(j)       0.04%          0.01%(j)       0.29%       0.26%      0.40%    0.44%
   Portfolio turnover rate           6%(h)         44%            33%(h)         65%(k)      81%        81%      79%
   Net assets, end of
      period (000's)          $102,412       $100,803        $96,638        $ 6,578      $8,400     $8,505   $8,229

(a) On October 13, 2003, the Liberty Strategic Equity Fund was renamed Columbia Strategic Equity Fund. On October 27, 2003, the Columbia Strategic Equity Fund was renamed Columbia Dividend Income Fund.

(b)  The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 25, 2002, Galaxy Strategic Equity Fund, Retail A shares were redesignated Liberty Strategic Equity Fund, Class T shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e) The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g) Had the Investment Advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)  Annualized.

(k) Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

Selected data for a share outstanding throughout each period is as follows:

CLASS Z SHARES

                              (UNAUDITED)
                               SIX MONTHS
                                 ENDED        YEAR ENDED     PERIOD ENDED              YEAR ENDED OCTOBER 31,
                               MARCH 31,    SEPTEMBER 30,   SEPTEMBER 30,   -------------------------------------------
                                  2005         2004 (A)      2003 (B)(C)      2002         2001         2000      1999
                              -----------   -------------   -------------   -------      --------     -------   -------
NET ASSET VALUE,
   BEGINNING OF PERIOD        $  10.80        $  9.26        $  8.56        $ 10.03      $  10.48     $  9.90   $  9.63
INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income
      (loss)                      0.14(d)        0.21(d)        0.15(d)        0.06(d)       0.08(d)     0.08      0.09(d)
   Net realized and
      unrealized gain
      (loss) on investments       0.84           1.53           0.72          (1.07)(e)     (0.12)       1.76      0.27
                              --------        -------        -------        -------      --------     -------   -------
   Total from Investment
      Operations                  0.98           1.74           0.87          (1.01)        (0.04)       1.84      0.36
                              --------        -------        -------        -------      --------     -------   -------
LESS DISTRIBUTIONS
   DECLARED TO
   SHAREHOLDERS
   From net investment
      income                     (0.11)         (0.20)         (0.17)         (0.07)        (0.08)      (0.08)    (0.08)
                              --------        -------        -------        -------      --------     -------   -------
   From net realized gains          --             --             --          (0.39)        (0.33)      (1.18)    (0.01)
                              --------        -------        -------        -------      --------     -------   -------
   Total Distributions
      Declared to
      Shareholders               (0.11)         (0.20)         (0.17)         (0.46)        (0.41)      (1.26)    (0.09)
                              --------        -------        -------        -------      --------     -------   -------
NET ASSET VALUE, END OF
   PERIOD                     $  11.67        $ 10.80        $  9.26        $  8.56      $  10.03     $ 10.48   $  9.90
   Total return (f)(g)            9.05%(h)      18.93%         10.22%(h)     (11.07)%       (0.43)%     21.69%     3.64%
                              --------        -------        -------        -------      --------     -------   -------
RATIOS TO AVERAGE NET
   ASSETS/ SUPPLEMENTAL
   DATA:
   Expenses (i)                   0.80%(j)       1.10%          1.02%(j)       0.82%         0.75%       0.78%     0.80%
   Net investment income
      (loss) (i)                  2.36%(j)       1.98%          1.89%(j)       0.63%         0.74%       0.83%     0.80%
   Waiver/Reimbursement           0.21%(j)       0.05%          0.02%(j)       0.24%         0.21%       0.20%     0.20%
   Portfolio turnover rate           6%(h)         44%            33%(h)         65%(k)        81%         81%       79%
   Net assets, end of
      period (000's)          $245,574        $90,269        $73,276        $19,896      $102,909     $93,558   $71,063

(a) On October 13, 2003, the Liberty Strategic Equity Fund was renamed Columbia Strategic Equity Fund. On October 27, 2003, the Columbia Strategic Equity Fund was renamed Columbia Dividend Income Fund.

(b)  The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 25, 2002, Galaxy Strategic Equity Fund, Trust shares were redesignated Liberty Strategic Equity Fund, Class Z shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e) The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(f)  Total return at net asset value assuming all distributions reinvested.

(g) Had the Investment Advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)  Annualized.

(k) Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

     5. The information under the heading "For More Information - Investment Company Act file number" is revised as follows:

     Columbia Funds Series Trust I: 811-4367

          -    Columbia Dividend Income Fund

     6. As discussed in greater detail in earlier supplements, on March 15, 2004, Columbia Management Advisors, Inc. ("Columbia Management"), the Fund's adviser, and Columbia Funds Distributor, Inc. ("CFD") the distributor of the Fund's shares (collectively, "Columbia"), entered into agreements in principle with the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") to resolve the proceedings brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds.

     On February 9, 2005, Columbia entered into an Assurance of Discontinuance with the NYAG (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order" and together, the "Settlements"). The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle.

     Under the terms of the SEC Order, Columbia has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review Columbia's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

     Pursuant to the procedures set forth in the SEC Order, the settlement amounts will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with Columbia and the Fund's independent trustees and not unacceptable to the staff of the SEC. More specific information on the distribution plan will be communicated at a later date.

     As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia Funds, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

A copy of the SEC Order will be available on the SEC's website at http://www.sec.gov. A copy of the NYAG Settlement will be available as part of the Bank of America Corporation Form 8-K filing on or about February 10, 2005.

     7. The Prospectuses are hereby supplemented with the following information relating to hypothetical investment and expense information:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

     The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Fund assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested and that Class B shares and Class G shares converts to Class A shares and Class T shares, respectively, after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of fee waivers or expense reimbursements. Your actual costs may be higher or lower.

CLASS A

                               ANNUAL EXPENSE RATIO
                                      1.05%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
 1            5.00%              $ 9,896.25                  3.95%               $ 9,797.29      $  675.92
 2           10.25%              $10,391.06                  8.06%               $10,184.28      $  104.90
 3           15.76%              $10,910.62                 12.32%               $10,586.56      $  109.05
 4           21.55%              $11,456.15                 16.76%               $11,004.73      $  113.35
 5           27.63%              $12,028.95                 21.37%               $11,439.42      $  117.83
 6           34.01%              $12,630.40                 26.17%               $11,891.27      $  122.49
 7           40.71%              $13,261.92                 31.15%               $12,360.98      $  127.32
 8           47.75%              $13,925.02                 36.33%               $12,849.24      $  132.35
 9           55.13%              $14,621.27                 41.72%               $13,356.78      $  137.58
 10          62.89%              $15,352.33                 47.31%               $13,884.37      $  143.02

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 5,927.33
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 4,459.37
TOTAL ANNUAL FEES AND
   EXPENSES                                                                                      $1,783.81

CLASS B

                               ANNUAL EXPENSE RATIO
                                      1.80%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
 1            5.00%              $10,500.00                  3.20%               $10,320.00      $  182.88
 2           10.25%              $11,025.00                  6.50%               $10,650.24      $  188.73
 3           15.76%              $11,576.25                  9.91%               $10,991.05      $  194.77
 4           21.55%              $12,155.06                 13.43%               $11,342.76      $  201.00
 5           27.63%              $12,762.82                 17.06%               $11,705.73      $  207.44
 6           34.01%              $13,400.96                 20.80%               $12,080.31      $  214.07
 7           40.71%              $14,071.00                 24.67%               $12,466.88      $  220.92
 8           47.75%              $14,774.55                 28.66%               $12,865.82      $  227.99
 9           55.13%              $15,513.28                 33.74%               $13,374.02      $  137.76
 10          62.89%              $16,288.95                 39.02%               $13,902.30      $  143.20

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 6,288.95
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 3,902.30
TOTAL ANNUAL FEES AND
   EXPENSES                                                                                      $1,918.76

 CLASS C

                               ANNUAL EXPENSE RATIO
                                      1.80%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
 1            5.00%              $10,500.00                  3.20%               $10,320.00      $  182.88
 2           10.25%              $11,025.00                  6.50%               $10,650.24      $  188.73
 3           15.76%              $11,576.25                  9.91%               $10,991.05      $  194.77
 4           21.55%              $12,155.06                 13.43%               $11,342.76      $  201.00
 5           27.63%              $12,762.82                 17.06%               $11,705.73      $  207.44
 6           34.01%              $13,400.96                 20.80%               $12,080.31      $  214.07
 7           40.71%              $14,071.00                 24.67%               $12,466.88      $  220.92
 8           47.75%              $14,774.55                 28.66%               $12,865.82      $  227.99
 9           55.13%              $15,513.28                 32.78%               $13,277.53      $  235.29
 10          62.89%              $16,288.95                 37.02%               $13,702.41      $  242.82

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 6,288.95
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 3,702.41
TOTAL ANNUAL FEES AND
   EXPENSES                                                                                      $2,115.91

CLASS G

                               ANNUAL EXPENSE RATIO
                                      1.75%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
 1            5.00%              $10,500.00                  3.25%               $10,325.00      $  177.84
 2           10.25%              $11,025.00                  6.61%               $10,660.56      $  183.62
 3           15.76%              $11,576.25                 10.07%               $11,007.03      $  189.59
 4           21.55%              $12,155.06                 13.65%               $11,364.76      $  195.75
 5           27.63%              $12,762.82                 17.34%               $11,734.11      $  202.12
 6           34.01%              $13,400.96                 21.15%               $12,115.47      $  208.68
 7           40.71%              $14,071.00                 25.09%               $12,509.23      $  215.47
 8           47.75%              $14,774.55                 29.16%               $12,915.78      $  222.47
 9           55.13%              $15,513.28                 34.19%               $13,419.49      $  144.84
 10          62.89%              $16,288.95                 39.43%               $13,942.85      $  150.49

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 6,288.95
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 3,942.85
TOTAL ANNUAL FEES AND
   EXPENSES                                                                                      $1,890.87

CLASS T

                               ANNUAL EXPENSE RATIO
                                      1.10%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
 1            5.00%              $ 9,896.25                  3.90%               $ 9,792.57      $  680.70
 2           10.25%              $10,391.06                  7.95%               $10,174.49      $  109.82
 3           15.76%              $10,910.62                 12.16%               $10,571.29      $  114.10
 4           21.55%              $11,456.15                 16.54%               $10,983.57      $  118.55
 5           27.63%              $12,028.95                 21.08%               $11,411.93      $  123.18
 6           34.01%              $12,630.40                 25.80%               $11,857.00      $  127.98
 7           40.71%              $13,261.92                 30.71%               $12,319.42      $  132.97
 8           47.75%              $13,925.02                 35.81%               $12,799.88      $  138.16
 9           55.13%              $14,621.27                 41.10%               $13,299.07      $  143.54
 10          62.89%              $15,352.33                 46.61%               $13,817.73      $  149.14

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 5,927.33
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 4,392.73
TOTAL ANNUAL FEES AND
   EXPENSES                                                                                      $1,838.14

CLASS Z

                               ANNUAL EXPENSE RATIO
                                      0.80%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR    ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER   FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES   EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   --------
 1            5.00%              $10,500.00                  4.20%               $10,420.00       $ 81.68
 2           10.25%              $11,025.00                  8.58%               $10,857.64       $ 85.11
 3           15.76%              $11,576.25                 13.14%               $11,313.66       $ 88.69
 4           21.55%              $12,155.06                 17.89%               $11,788.83       $ 92.41
 5           27.63%              $12,762.82                 22.84%               $12,283.97       $ 96.29
 6           34.01%              $13,400.96                 28.00%               $12,799.89       $100.34
 7           40.71%              $14,071.00                 33.37%               $13,337.49       $104.55
 8           47.75%              $14,774.55                 38.98%               $13,897.66       $108.94
 9           55.13%              $15,513.28                 44.81%               $14,481.36       $113.52
 10          62.89%              $16,288.95                 50.90%               $15,089.58       $118.28

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 6,288.95
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 5,089.58
TOTAL ANNUAL FEES AND
   EXPENSES                                                                                       $989.81

     8. Columbia Funds Distributor, Inc. (the Funds' distributor) and Columbia Funds Services, Inc. (the Funds' transfer agent) have changed their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.

     Sections 9 through 17 of the supplement apply only to Classes A, B and C of the Fund.

     9. The footnotes to the table entitled "Shareholder Fees" in the Fund's Class A, B and C Prospectus are revised to provide that the contingent deferred sales charge ("CDSC") applicable to Class A shares applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.

     10. The section entitled "Investment Minimums" in the Fund's Class A, B and C Prospectus is revised in its entirety as follows:

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Please see the Statement of Additional Information for more details on investment minimums.

     11. The call-out box entitled "Choosing a Share Class" in the Fund's Class A, B and C Prospectus is revised in its entirety as follows:

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B AND C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

     12. The table entitled "Class A Sales Charges" in the Fund's Class A, B and C Prospectus is replaced in its entirety as follows:

     For Fixed Income Funds (other than Columbia Money Market Fund and Columbia Municipal Money Market Fund):

CLASS A SALES CHARGES

                                    AS A % OF THE                      % OF OFFERING PRICE
                                   PUBLIC OFFERING   AS A % OF YOUR   RETAINED BY FINANCIAL
AMOUNT PURCHASED                        PRICE          INVESTMENT            ADVISOR
----------------                   ---------------   --------------   ---------------------
Less than $50,000                        4.75             4.99                 4.25
$50,000 to less than $100,000            4.50             4.71                 4.00
$100,000 to less than $250,000           3.50             3.63                 3.00
$250,000 to less than $500,000           2.50             2.56                 2.25
$500,000 to less than $1,000,000         2.00             2.04                 1.75
$1,000,000 or more                       0.00             0.00                 0.00

     For Short-Intermediate Fixed Income Funds:

CLASS A SALES CHARGES

                                    AS A % OF THE                      % OF OFFERING PRICE
                                   PUBLIC OFFERING   AS A % OF YOUR   RETAINED BY FINANCIAL
AMOUNT PURCHASED                        PRICE          INVESTMENT            ADVISOR
----------------                   ---------------   --------------   ---------------------
Less than $100,000                       3.25             3.36                 3.00
$100,000 to less than $250,000           2.50             2.56                 2.25
$250,000 to less than $500,000           2.00             2.04                 1.75
$500,000 to less than $1,000,000         1.50             1.52                 1.25
$1,000,000 or more                       0.00             0.00                 0.00

     For Short-Term Fixed Income Funds:

CLASS A SALES CHARGES

                                    AS A % OF THE                      % OF OFFERING PRICE
                                   PUBLIC OFFERING   AS A % OF YOUR   RETAINED BY FINANCIAL
AMOUNT PURCHASED                        PRICE          INVESTMENT            ADVISOR
----------------                   ---------------   --------------   ---------------------
Less than $100,000                       1.00             1.01                 0.75
$100,000 to less than $250,000           0.75             0.76                 0.50
$250,000 to less than $1,000,000         0.50             0.50                 0.40
$1,000,000 or more                       0.00             0.00                 0.00

     13. The paragraph immediately following the table entitled "Class A Sales Charges" in the Fund's Class A, B and C Prospectus is revised in its entirety as follows:

Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

     14. The table entitled "Purchases Over $1 Million" for Class A shares in the Fund's Class A, B and C Prospectus is replaced in its entirety as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                      COMMISSION %
----------------                      ------------
Less than $3 million                      1.00
$3 million to less than $50 million       0.50
$50 million or more                       0.25

For certain group retirement plans, financial advisors will receive a 1% commission from the distributor on all purchases less than $3 million.

     15. The section entitled "Reduced Sales Charges for Larger Investments" in the Fund's Class A, B and C Prospectus is revised in its entirety as follows:

     A.   What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

     B.   What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

     -    Individual accounts

     -    Joint accounts

     -    Certain IRA accounts

     -    Certain trusts

     -    UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

     C.   How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

     D.   How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, though fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

     16. All disclosure related to Class B Sales Charges under the section entitled "Sales Charges" in the Fund's Class A, B and C Prospectus is revised in its entirety as follows:

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

     For all Funds (other than the Short-Intermediate Fixed Income Funds):

Purchases of less than $50,000

CLASS B SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

     For Short-Intermediate Fixed Income Funds:

Purchases of less than $50,000

CLASS B SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    3.00
Through second year                   3.00
Through third year                    2.00
Through fourth year                   1.00
Through fifth year                    0.00
Through sixth year                    0.00
Longer than six years                 0.00

Commission to financial advisors is 2.75%.

Automatic conversion to Class A shares occurs eight years after purchase.

     17. The instructions with respect to redemptions by systematic withdrawal plan in the table under the section "How to Sell Shares" in the Fund's Class A, B and C Prospectus are revised in their entirety as follows:

You may automatically sell a specified dollar amount or percentage of your account on a monthly, quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance requirement has been waived for wrap accounts. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

     Sections 18 through 24 of this supplement apply only to Classes T and G of the Fund.

     18. The footnotes to the table entitled "Shareholder Fees" in the Fund's Class T and G Prospectus are revised to provide that the contingent deferred sales charge ("CDSC") applicable to Class T shares applies only to certain Class T shares bought without an initial sales charge that are sold within 12 months of purchase.

     19. The section entitled "Investment Minimums" in the Fund's Class T and G Prospectus is revised in its entirety as follows:

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Please see the Statement of Additional Information for more details on investment minimums.

     20. The paragraph immediately following the table entitled "Class T Sales Charges" in the Fund's Class T and G Prospectus is revised in its entirety as follows:

Class T shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class T share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

     21. The table entitled "Purchases Over $1 Million" for Class T shares in the Fund's Class T and G Prospectus is replaced in its entirety as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                      COMMISSION %
----------------                      ------------
Less than $3 million                      1.00
$3 million to less than $50 million       0.50
$50 million or more                       0.25

For certain group retirement plans, financial advisors will receive a 1% commission from the distributor on all purchases less than $3 million.

     22. The section entitled "Reduced Sales Charges for Larger Investments" in the Fund's Class T and G Prospectus is revised in its entirety as follows:

     A.   What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class T shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class T shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

     B.   What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

     -    Individual accounts

     -    Joint accounts

     -    Certain IRA accounts

     -    Certain trusts

     -    UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

          How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

          How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, though fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

     23. Under the section entitled "Sales Charges" in the Fund's Class T and G Prospectus, the "Class G Sales Charges" table is revised in its entirety as follows:

     Purchases of less than $50,000

CLASS G SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    4.00
Through fourth year                   4.00
Through fifth year                    3.00
Through sixth year                    2.00
Through seventh year                  1.00
Longer than seven years               0.00

     24. The instructions with respect to redemptions by systematic withdrawal plan in the table under the section "How to Sell Shares" in the Fund's Class T and G Prospectus are revised in their entirety as follows:

You may automatically sell a specified dollar amount or percentage of your account on a monthly, quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance requirement has been waived for wrap accounts. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

     Section 25 of this supplement applies only to Class Z of the Fund.

     25. The section entitled "Eligible Investors" in the Fund's Class Z Prospectus is revised in its entirety as follows:

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.

IMPORTANT THINGS TO CONSIDER WHEN DECIDING ON A CLASS OF SHARES:

Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.

Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by an intermediary. Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.

Eligible Investors and their applicable investment minimums are as follows:

No minimum initial investment

- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

- Any group retirement plan, including defined benefit and defined contribution plans such as: 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of a Fund's transfer agent;

- Any investor purchasing through a Columbia Management Group state tuition plan organized under Section 529 of the Internal Revenue Code; or

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

$1,000 minimum initial investment

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (CMD) (i) who holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by CMD;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by CMD;

- Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;

- Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $1,000 minimum investment requirement);

- Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; or

- Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.

The Funds reserve the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Funds also reserve the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

                                                            [September __, 2005]

Columbia Dividend Income Fund           Prospectus, February 1, 2005

Class A, B and C Shares

Advised by Columbia Management Advisors, Inc.

TABLE OF CONTENTS

THE FUND                                    2

Investment Goal.........................    2
Principal Investment Strategies.........    2
Principal Investment Risks..............    2
Performance History.....................    4
Your Expenses...........................    7

YOUR ACCOUNT                                9

How to Buy Shares.......................    9
Sales Charges...........................   10
How to Exchange Shares..................   15
How to Sell Shares......................   15
Fund Policy on Trading of Fund Shares...   16
Distribution and Service Fees...........   17
Other Information About Your Account....   18

MANAGING THE FUND                          21

Investment Advisor......................   21
Portfolio Managers......................   21

FINANCIAL HIGHLIGHTS                       22

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC Insured May Lose Value
            No Bank Guarantee

The Fund

INVESTMENT GOAL

The Fund seeks current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of income-producing (dividend-paying) equity securities, which will consist primarily of common stocks but may also include preferred stocks and convertible securities. The Fund's investment advisor looks for investments that it believes offer prospects for dividend growth and capital appreciation. The Fund generally will emphasize value stocks, but may purchase growth securities when such securities pay dividends or the advisor believes such securities have particularly good prospects for capital appreciation. In addition to equity securities, the Fund may also invest up to 20% of its net assets in debt securities, including lower-quality debt securities. The Fund may invest up to 20% of its net assets in securities of foreign issuers.

                        Value stocks are stocks
                        that appear to be
                        underpriced based on
                        measures such as lower
                        price-to-earnings,
                        price-to-book value and
                        price-to-earnings growth
                        ratios.

                        Growth stocks generally
                        offer the potential for
                        strong revenue and
                        earnings, and accompanying
                        capital growth, with less
                        dividend income than value
                        stocks.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.
In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued or supported by private entities, including corporate bonds, municipal bonds and mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income. The Fund's investments in securities issued by U.S. government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, are not funded by Congressional appropriations and are neither guaranteed nor insured by the U.S. government. Furthermore, no assurances can be given that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities have a higher risk that the issuer of the security may default and not make payment of interest or principal.

Medium-quality debt securities. Medium-quality debt securities, although considered investment grade, may have some speculative characteristics.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may fall, or may not approach the value the advisor has placed on it.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Convertible securities are securities that can be converted into common stock, such as certain debt securities and preferred stock. Convertible securities are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to market risk.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for one year, five years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

      UNDERSTANDING PERFORMANCE

      Calendar Year Total Returns show the Fund's Class A share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

      Average Annual Total Returns are a measure of the Fund's average performance, over the past one-year, five-year and life of the Fund periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges. The Fund's returns are compared to the Russell 1000 Value Index, an unmanaged index that tracks the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

 Calendar Year Total Returns (Class A)/(1)/

                                     [CHART]

1999    2000   2001    2002     2003    2004
-----  -----   ----   ------   -----   -----
0.05%  22.22%  8.00%  -20.64%  21.10%  14.57%

                  For the periods shown in bar chart:
                  Best quarter: 2nd quarter 2003, +18.41%
                  Worst quarter: 3rd quarter 2002, -19.80%

(1) The bar chart total returns shown are for Class A shares and include the returns of the Fund's Class T shares, which include the returns of Retail A Shares of the Galaxy Strategic Equity Fund (the Galaxy Fund), the predecessor to the Fund, for periods prior to November 25, 2002. Class T shares are not offered in this prospectus. Class A shares would have had substantially similar annual returns because they are invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class A shares exceed expenses paid by Class T shares. On October 27, 2003, the investment policies of the Fund (formerly known as Columbia Strategic Equity Fund) were modified. As a result, the Fund's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 Average Annual Total Returns -- for periods ended December 31, 2004/(1)/

                                                                                Life of
                                                               1 year  5 years  the Fund
Class A (%)
  Return Before Taxes                                            7.99    6.49     5.12
  Return After Taxes on Distributions                            7.73    6.00     3.97
  Return After Taxes on Distributions and Sale Fund Shares       5.49    5.41     3.72

Class B (%)
  Return Before Taxes                                            8.70    6.66     5.24
  Return After Taxes on Distributions                            8.55    6.28     4.19
  Return After Taxes on Distributions and Sale of Fund Shares    5.83    5.62     3.89

Class C (%)
  Return Before Taxes                                           12.71    6.95     5.33
  Return After Taxes on Distributions                           12.57    6.57     4.29
  Return After Taxes on Distributions and Sale of Fund Shares    8.44    5.88     3.97

Russell 1000 Value Index                                        16.49    5.27     6.31/(2)/

(1) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class T shares (for Class A) and

      Class G shares (for Class B and Class C) for periods prior to November 25, 2002, the date on which Class A, B and C shares were initially offered by the Fund. The returns shown for Class T and G shares include the returns of Retail A Shares (for Class T) and Retail B Shares (for Class G) of the Galaxy Fund for periods prior to November 25, 2002, the date on which Class T and G shares were initially offered by the Fund. The returns have not been restated to reflect any differences in expenses between the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. On October 27, 2003, the investment policies of the Fund (formerly known as Columbia Strategic Equity Fund) were modified. As a result, the Fund's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

(2)   Performance information is from March 4, 1998.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

            UNDERSTANDING EXPENSES

            Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

            Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

            Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. Except as noted, the table does not take into account any expense reduction arrangement discussed in the Annual Fund Operating Expense table. It uses the following hypothetical conditions:

            -     $10,000 initial investment

            -     5% total return for each year

            -     Fund operating expenses remain the same

            -     Reinvestment of all dividends and distributions

            -     Class B shares convert to Class A shares after eight years

 Shareholder Fees/(1)/ (paid directly from your investment)

                                                                       Class A      Class B  Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                  5.75         0.00     0.00

Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)    1.00/(2)/    5.00     1.00

Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                       /(3)/      /(3)/    /(3)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3)   There is a $7.50 charge for wiring sale proceeds to your bank.

 Annual Fund Operating Expenses (deducted directly from Fund assets)

                                          Class A      Class B  Class C
Management fees/(1)/ (%)                    0.77         0.77     0.77

Distribution and service (12b-1) fees(%)    0.25/(4)/    1.00     1.00

Other expenses/(3)/ (%)                     0.35         0.35     0.35

Total annual fund operating expenses (%)    1.37         2.12     2.12

   Expense reimbursement/(2)/ (%)          -0.32        -0.32    -0.32

   Net expenses/(2)/ (%)                    1.05         1.80     1.80

(1) The Fund pays a management fee of 0.70% and an administrative fee of 0.07%. Management fees have been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

(2) The Fund's transfer agent has voluntarily agreed to waive a portion of its fee (which is included in other expenses) for all share classes. This arrangement may be modified or terminated at any time. In addition, the Fund's advisor has contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, tax and interest expenses) do not exceed 0.80% annually on all share classes through December 31, 2006.

(3) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

(4) The Fund may pay distribution and service fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but will limit such fees to an aggregate of not more than 0.25% for Class A shares during the current fiscal year.

 Example Expenses (your actual costs may be higher or lower)

Class                                                   1 Year  3 Years  5 Years  10 Years
Class A                                                  $676     $923    $1,223   $2,073

Class B: did not sell your shares                        $183     $601    $1,079   $2,207
         sold all your shares at the end of the period   $683     $901    $1,279   $2,207

Class C: did not sell your shares                        $183     $601    $1,079   $2,400
         sold all your shares at the end of the period   $283     $601    $1,079   $2,400

Your Account

HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documents it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

      INVESTMENT MINIMUMS

      Initial Minimums

Initial Investment..........................................  $1,000
Automatic Investment Plan...................................  $   50
Retirement Plan.............................................  $   25

      The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

 Outlined below are the various options for buying shares:

Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                   your request prior to the close of regular trading on the
                   New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                   time. Your financial advisor may charge you fees for
                   executing the purchase for you.

By check           For new accounts send a completed application and check
(new account)      made payable to the Fund to the transfer agent, Columbia
                   Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By check           For existing accounts fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and
                   account number with a check made payable to the Fund and
                   mailed to Columbia Funds Services, Inc., P.O. Box 8081,
                   Boston, MA 02266-8081.

By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging shares you own in a
                   different fund distributed by Columbia Funds Distributor,
                   Inc. for shares of the same class (and, in some cases,
                   certain other classes) of the Fund at no additional cost.
                   There may be an additional sales charge if exchanging from a money market fund. To exchange by telephone, call

                   1-800-422-3737. Please see "How to Exchange Shares" for more information.

By wire You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 for wiring instructions.

By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                   prior to your telephone request. Be sure to complete the
                   appropriate section of the application.

Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of
                   the application for this feature.

Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is
                   sufficient to complete the transfers. You may terminate
                   your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. There may
                   be an additional sales charge if exchanging from a money
                   market fund. Be sure to complete the appropriate section of the account application for this feature.

By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares (and, in some
                   cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if
                   exchanging from a money market fund. To invest your
                   dividends in the Fund, call 1-800-345-6611.

SALES CHARGES

sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.

      CHOOSING A SHARE CLASS

      The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

      The Fund also offers three additional classes of shares -- Classes T, G and Z shares, exclusively to certain institutional and other investors. Class T and G and Class Z Shares are available through separate prospectuses provided to eligible institutional and other investors.

Class A shares Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

 Class A Sales Charges

                                                          % of offering
                                  As a % of                   price
                                  the public    As a %     retained by
                                   offering    of your      financial
Amount purchased                    price     investment     advisor
Less than $50,000                    5.75        6.10          5.00

$50,000 to less than $100,000        4.50        4.71          3.75

$100,000 to less than $250,000       3.50        3.63          2.75

$250,000 to less than $500,000       2.50        2.56          2.00

$500,000 to less than $1,000,000     2.00        2.04          1.75

$1,000,000 or more                   0.00        0.00          0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

 Purchases Over $ 1 Million

Amount purchased                    Commission %
Less than $3 million                    1.00

$3 million to less than $5 million      0.80

$5 million to less than $25 million     0.50

$25 million or more                     0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

      UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

      Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.

Reduced Sales Charges for Larger Investments.

   A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price. Statement of Intent You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.

   B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

      -     Individual accounts

      -     Joint accounts

      -     Certain IRA accounts

      -     Certain trusts

      -     UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.

   C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depends on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.

   D. How can I obtain more information about breakpoint discounts?

Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

Class B shares Your purchases of Class B shares are made at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below. Purchases of less than $250,000

 Class B Sales Charges

                               % deducted when
Holding period after purchase  shares are sold
    Through first year               5.00

    Through second year              4.00

    Through third year               3.00

    Through fourth year              3.00

    Through fifth year               2.00

    Through sixth year               1.00

    Longer than six years            0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase. You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation (as described above) apply, so that if the combined value of the eligible Fund accounts in all classes maintained by you and each member of your immediate family (as defined above), together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to a lower CDSC and the applicable reduced holding period, provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. This Class B share discount program for larger purchases (as further described in the charts below) is not applicable to Class B shares received by former Galaxy Fund Prime B shareholders in connection with the reorganization of the former Galaxy Fund.

Purchases of $250,000 to less than $500,000:

 Class B Sales Charges

                               % deducted when
Holding period after purchase  shares are sold
   Through first year                3.00

   Through second year               2.00

   Through third year                1.00

   Longer than three years           0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

Purchases of $500,000 to less than $1 million:

 Class B Sales Charges

                               % deducted when
Holding period after purchase  shares are sold
     Through first year              3.00

     Through second year             2.00

     Through third year              1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or to a financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

Class C shares Your purchases of Class C shares are made at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

 Class C Sales Charges

                               % deducted when
Holding period after purchase  shares are sold
    Through first year               1.00

    Longer than one year             0.00

Your Account

HOW TO EXCHANGE SHARES

You may exchange your shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund.

Shareholders of Columbia Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Columbia Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policies. To exchange by telephone, call 1-800-422-3737. Please have your account number and taxpayer identification numbers available when calling.

HOW TO SELL SHARES

you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" also means
(i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

 Outlined below are the various options for selling shares:

Method            Instructions
Through your      You may call your financial advisor to place your sell
financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                  close of regular trading on the NYSE, usually 4:00 p.m.
                  Eastern time. Your financial advisor may charge you fees
                  for executing a redemption for you.

By exchange       You or your financial advisor may sell shares of the Fund
                  by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund
                  distributed by Columbia Funds Distributor, Inc. at no
                  additional cost. To exchange by telephone, call
                  1-800-422-3737.

By telephone      You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the
                  Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day
                  period. You do not need to set up this feature in advance
                  of your call. Certain restrictions apply to retirement
                  accounts. For details, call 1-800-799-7526.

By mail You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution that participates in the Medallion Signature Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611. Mail your letter of instruction to Columbia Funds Services, Inc., P.O. Box
                  8081, Boston, MA 02266-8081.

By wire You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

By systematic     You may automatically sell a specified dollar amount or
withdrawal plan   percentage of your account on a monthly, quarterly or
                  semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                  available if you hold your shares in certificate form. All dividend and capital gains distributions must be
                  reinvested. Be sure to complete the appropriate section of the account application for this feature.

By electronic     You may sell shares of the Fund and request that the
funds transfer    proceeds be electronically transferred to your bank.
                  Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                  request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

DISTRIBUTION AND SERVICE FEES

Rule 12b-1 Plan The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B, and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The Fund's Board of Trustees currently limits total payments under the Rule 12b-1 plan for Class A shares to 0.25% annually. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedules applicable to Class B shares.

Additional Intermediary Compensation In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.

OTHER INFORMATION ABOUT YOUR ACCOUNT

How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

Dividends          Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.

Capital gains      Represents net long-term capital gains on sales of
                   securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

      UNDERSTANDING FUND DISTRIBUTIONS

      The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Distribution Options The Fund distributes any dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

 Distribution Options

   Reinvest all distributions in additional shares of your current fund

   Reinvest all distributions in shares of another fund

   Receive dividends in cash (see options below) and reinvest capital gains

   Receive all distributions in cash (with one of the following options):

 -  send the check to your address of record

 -  send the check to a third party address

 -  transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

Managing the Fund

INVESTMENT ADVISOR

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate advisory fees paid to the advisor by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.75% of average daily net assets of the Fund.

PORTFOLIO MANAGERS

Scott L. Davis, vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since November 2001. Mr. Davis has been associated with Columbia Management or its predecessors since 1985.

Richard Dahlberg, senior portfolio manager and head of Columbia Management's Income Strategies team, is a co-manager of the Fund and has co-managed the Fund since October 2003. Mr. Dahlberg has been associated with Columbia Management since September 2003. Prior to joining Columbia Management in September, 2003, Mr. Dahlberg was with Grantham, Mayo, Van Otterloo & Co. LLC from November 2001 to December 2002 and with Pioneer Investment Management, Inc. from September 1998 to November 2001.

Other members of the advisor's Income Strategies team also participate in the management of the Fund.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal periods since inception, which run from October 1 to September 30, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which for the year ended September 30, 2004 have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing these financial statements by calling 1-800-426-3750.

 The Fund

                                                      Year ended    Period ended
                                                     September 30,  September 30,
                                                       2004/(a)/    2003/(b)(c)/
                                                        Class A        Class A
                                                     -------------  -------------
Net asset value --
Beginning of period ($)                                   9.26           9.01

Income from Investment Operations ($):
  Net investment income/(d)/                              0.18           0.11
  Net realized and unrealized gain on investments         1.53           0.25
                                                         -----          -----
 Total from Investment Operations                         1.71           0.36
                                                         -----          -----
Less Distributions Declared
to Shareholders ($):
  From net investment income                             (0.17)         (0.11)

Net asset value --
End of period ($)                                        10.80           9.26
                                                         -----          -----
 Total return (%)/(e)(f)/                                18.60           4.02/(g)/
                                                         -----          -----
Ratios to average net assets/Supplemental Data (%):
  Expenses/(h)/                                           1.36           1.42/(i)/
  Net investment income/(h)/                              1.71           1.38/(i)/
  Waiver/reimbursement                                    0.06              -/(i)(j)/
 Portfolio turnover rate (%)                                44             33/(g)/
 Net assets, end of period (000's) ($)                   7,319            564

(a) On October 13, 2003, the Liberty Strategic Equity Fund was renamed Columbia Strategic Equity Fund. On October 27, 2003, the Columbia Strategic Equity Fund was renamed Columbia Dividend Income Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) Class A shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the investment advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

(j)   Rounds less than 0.01%.

Financial Highlights

 The Fund

                                                      Year ended    Period ended
                                                     September 30,  September 30,
                                                       2004/(a)/    2003/(b)(c)/
                                                        Class B        Class B
                                                     -------------  -------------
Net Asset Value --
Beginning of Period ($)                                   9.08           8.82

Income from Investment Operations ($):
  Net investment income/(d)/                              0.10           0.05
  Net realized and unrealized gain on investments         1.50           0.26
                                                         -----          -----
 Total from Investment Operations                         1.60           0.31
                                                         -----          -----
Less Distributions Declared
to Shareholders ($):
  From net investment income                             (0.09)         (0.05)

Net Asset Value,
End of Period ($)                                        10.59           9.08
                                                         -----          -----
 Total Return (%)/(e)(f)/                                17.69           3.51/(g)/
                                                         -----          -----
Ratios to Average Net Assets/Supplemental Data (%):
  Expenses/(h)/                                           2.11           2.34/(i)/
  Net investment income/(h)/                              0.94           0.47/(i)/
  Waiver/reimbursement                                    0.06              -/(i)(j)/
 Portfolio turnover rate (%)                                44             33/(g)/
 Net assets, end of period (000's) ($)                   8,808          1,136

(a) On October 13, 2003, the Liberty Strategic Equity Fund was renamed Columbia Strategic Equity Fund. On October 27, 2003, the Columbia Strategic Equity Fund was renamed Columbia Dividend Income Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) Class B shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the investment advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

(j)   Rounds less than 0.01%.

Financial Highlights

 The Fund

                                                      Year ended    Period ended
                                                     September 30,  September 30,
                                                       2004/(a)/    2003/(b)(c)/
                                                        Class C        Class C
                                                     -------------  -------------
Net Asset Value --
Beginning of Period ($)                                   9.07           8.82

Income from Investment Operations ($):
  Net investment income/(d)/                              0.10           0.07
  Net realized and unrealized gain on investments         1.50           0.23
                                                         -----           ----
 Total from Investment Operations                         1.60           0.30
                                                         -----           ----
Less Distributions Declared
to Shareholders ($):
  From net investment income                             (0.09)         (0.05)
Net Asset Value,
End of Period ($)                                        10.58           9.07
                                                         -----           ----
 Total Return (%)/(e)(f)/                                17.70           3.41/(g)/
                                                         -----           ----
Ratios to Average Net Assets/Supplemental Data (%):
  Expenses/(h)/                                           2.11           2.18/(i)/
  Net investment income/(h)/                              0.94           0.95/(i)/
  Waiver/reimbursement                                    0.06              -/(i)(j)/
 Portfolio turnover rate (%)                                44             33/(g)/
 Net assets, end of period (000's) ($)                   2,027            152

(a) On October 13, 2003, the Liberty Strategic Equity Fund was renamed Columbia Strategic Equity Fund. On October 27, 2003, the Columbia Strategic Equity Fund was renamed Columbia Dividend Income Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) Class C shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

(j)   Rounds to less than 0.01%.

Notes

Notes

Notes

FOR MORE INFORMATION

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus. The Statement of Additional Information and the Fund's website (www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Columbia Funds Trust XI: 811-4978

-     Columbia Dividend Income Fund

[LOGO] ColumbiaFunds\(R)\

      A Member of Columbia Management Group

      (C)2005 Columbia Funds Distributor, Inc.
      One Financial Center, Boston, MA 02111-2621
      800.426.3750 www.columbiafunds.com

                                                                727-01/053U-1204

Columbia Dividend Income Fund                       Prospectus, February 1, 2005

Class Z Shares

Advised by Columbia Management Advisors, Inc.

                                TABLE OF CONTENTS

THE FUND                                  2

Investment Goal.........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  2
Performance History.....................  4
Your Expenses...........................  5

YOUR ACCOUNT                              7

How to Buy Shares.......................  7
Eligible Investors......................  8
Sales Charges...........................  9
How to Exchange Shares..................  9
How to Sell Shares......................  9
Fund Policy on Trading of Fund Shares... 10
Intermediary Compensation............... 11
Other Information About Your Account.... 12

MANAGING THE FUND                        14

Investment Advisor...................... 14
Portfolio Managers...................... 14

FINANCIAL HIGHLIGHTS                     15

Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. [LOGO] Not FDIC May Lose Value

      Insured No Bank Guarantee

The Fund

INVESTMENT GOAL

The Fund seeks current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of income-producing (dividend-paying) equity securities, which will consist primarily of common stocks but may also include preferred stocks and convertible securities. The Fund's investment advisor looks for investments that it believes offer prospects for dividend growth and capital appreciation. The Fund generally will emphasize value stocks, but may purchase growth securities when such securities pay dividends or the advisor believes such securities have particularly good prospects for capital appreciation. In addition to equity securities, the Fund may also invest up to 20% of its net assets in debt securities, including lower-quality debt securities. The Fund may invest up to 20% of its net assets in securities of foreign issuers.

      Value stocks are stocks that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios.

      Growth stocks generally offer the potential for strong revenue and earnings, and accompanying capital growth, with less dividend income than value stocks.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued or supported by private entities, including corporate bonds, municipal bonds and mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income. The Fund's investments in securities issued by U.S. government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, are not funded by Congressional appropriations and are neither guaranteed nor insured by the U.S. government. Furthermore, no assurances can be given that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities have a higher risk that the issuer of the security may default and not make payment of interest or principal.

Medium-quality debt securities. Medium-quality debt securities, although considered investment grade, may have some speculative characteristics.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may fall, or may not approach the value the advisor has placed on it.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Convertible securities are securities that can be converted into common stock, such as certain debt securities and preferred stock. Convertible securities are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to market risk.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for one year, five years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

      UNDERSTANDING PERFORMANCE

      Calendar Year Total Returns show the Fund's Class Z share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses.

      Average Annual Total Returns are a measure of the Fund's Class Z average performance over the past one-year, five-year and life of the Fund periods. They include the effects of Fund expenses./(1)/

      The Fund's returns are compared to the Russell 1000 Value Index, an unmanaged index that tracks the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

Calendar Year Total Returns (Class Z)/(1)/

                                     [CHART]

1999     2000     2001     2002     2003     2004
-----   ------   ------   ------   ------   ------
 0.42%   22.74%    8.63%  -20.30%   21.63%   14.85%

                       For the periods shown in bar chart:
                     Best quarter: 2nd quarter 2003, +18.51%
                    Worst quarter: 3rd quarter 2002, -19.78%

(1) The calendar year total returns shown for Class Z shares include the returns of Trust Shares of the Galaxy Strategic Equity Fund (the Galaxy
      Fund), the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund. On October 27, 2003, the investment policies of the Fund (formerly known as Columbia Strategic Equity Fund) were modified. As a result, the Fund's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns -- for periods ended December 31, 2004/(1)/

                                                                                Life of
                                                               1 Year  5 Years  the Fund
Class Z (%)
  Return Before Taxes                                          14.85     8.22    6.50
  Return After Taxes on Distributions                          14.54     7.58    5.19
  Return After Taxes on Distributions and Sale of Fund Shares  10.02     6.85    4.83
                                                               -----     ----    ----
Russell 1000 Value Index                                       16.49     5.27    6.31/(2)/

(1) The average annual total returns shown include returns of Trust Shares of the Galaxy Fund for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund. Trust Shares were initially offered by the Galaxy Fund on March 4, 1998. On October 27, 2003, the investment policies of the Fund (formerly known as Columbia Strategic Equity Fund) were modified. As a result, the Fund's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

(2)   Performance information is from March 4, 1998.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

      UNDERSTANDING EXPENSES

      Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

      Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions.

      -     $10,000 initial investment

      -     5% total return for each year

      -     Fund operating expenses remain the same

      -     Reinvestment of all dividends and distributions

Shareholder Fees/(1)/ (paid directly from your investment)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                0.00
                                                                       ----
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  0.00
                                                                       ----
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                    /(2)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)   There is a $7.50 charge for wiring sale proceeds to your bank.

Annual Fund Operating Expenses (deducted directly from Fund assets)

Management fees/(1)/ (%)                   0.77
                                          -----
Distribution and service (12b-1) fees (%)  0.00
                                          -----
Other expenses/(3)/ (%)                    0.35
                                          -----
Total annual fund operating expenses (%)   1.12
                                          -----
   Expense reimbursement/(2)/ (%)         -0.32
                                          -----
   Net expenses/(2)/ (%)                   0.80

(1) The Fund pays a management fee of 0.70% and an administrative fee of 0.07%. Management fees have been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

(2) The Fund's transfer agent has voluntarily agreed to waive a portion of its fee (which is included in other expenses) for all share classes. This arrangement may be modified or terminated at any time. In addition, the Fund's advisor has contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, tax and interest expenses) do not exceed 0.80% annually on all share classes through December 31, 2006.

(3) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

Example Expenses (your actual costs may be higher or lower)

1 Year  3 Years  5 Years  10 Years
$   82  $   291  $   553  $  1,304

Your Account

HOW TO BUY SHARES

When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with Columbia Funds Services, Inc., or your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

Outlined below are the various options for buying shares:

Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                   your request prior to the close of regular trading on the
                   New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                   time. Your financial advisor may charge you fees for
                   executing the purchase for you.

By check           For new accounts send a completed application and check
(new account)      made payable to the Fund to Columbia Funds Services, Inc.,
                   P.O. Box 8081, Boston, MA 02266-8081.

By check           For existing accounts fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and
                   account number with a check made payable to the Fund to
                   Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                   02266-8081.

By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging shares you own in a
                   different fund distributed by Columbia Funds Distributor,
                   Inc. for shares of the same class of the Fund at no
                   additional cost. To exchange by telephone, call
                   1-800-422-3737. Please see "How to Exchange Shares" for
                   more information.

By wire You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 for wiring instructions.

By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                   prior to your telephone request. Be sure to complete the
                   appropriate section of the application.

Automatic          You may make monthly or quarterly investments automatically

investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of
                   the application for this feature.

Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is
                   sufficient to complete the transfers. You may terminate
                   your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.

By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares of the Fund at
                   no additional sales charge. To invest your dividends in the
                   Fund, call 1-800-345-6611.

ELIGIBLE INVESTORS

Only Eligible Investors may purchase Class Z shares, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

      - Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by Columbia Funds Distributor, Inc.;

      - Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Funds Distributor, Inc.; and

      - Any employee (or family member of an employee) of the former FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment

      - Clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge clients an asset-based fee; and

      - Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

      - Any client of Fleet National Bank or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet National Bank or the subsidiary);

      - A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from Columbia Funds Distributor, Inc. or through a third-party broker-dealer;

      - Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

      - Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

The Fund reserves the right to change the criteria for Eligible Investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan, however, each investment requires a $50 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

SALES CHARGES

Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

   CHOOSING A SHARE CLASS

   The Fund offers one class of shares in this prospectus -- Class Z.

   The Fund also offers five additional classes of shares -- Class A, B, C, T and G shares are available through separate prospectuses. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

HOW TO EXCHANGE SHARES

You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES

You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price.

"Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

Outlined below are the various options for selling shares:

Method            Instructions
Through your      You may call your financial advisor to place your sell
financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                  close of regular trading on the NYSE, usually 4:00 p.m.
                  Eastern time. Your financial advisor may charge you fees
                  for executing a redemption for you.

By exchange       You or your financial advisor may sell shares of the Fund
                  by exchanging from the Fund into Class Z shares or Class A shares (only if Class Z is not offered) of another fund
                  distributed by Columbia Funds Distributor, Inc. at no
                  additional cost. To exchange by telephone, call
                  1-800-422-3737.

By telephone      You or your financial advisor may sell shares of the Fund
                  by telephone and request that a check be sent to your
                  address of record by calling 1-800-422-3737, unless you
                  have notified the Fund of an address change within the
                  previous 30 days. The dollar limit for telephone sales is
                  $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.

By mail You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name,

                  share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution that participates in the Medallion Signature Guarantee Program for amounts over
                  $100,000 or for alternate payee or mailing instructions.
                  Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                  1-800-345-6611.

                  Mail your letter of instruction to Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

By systematic     You may automatically sell a specified dollar amount or
withdrawal plan   percentage of your account on a monthly, quarterly or
                  semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and
                  capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

By electronic     You may sell shares of the Fund and request that the
funds transfer    proceeds be electronically transferred to your bank.
                  Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                  request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accents, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

INTERMEDIARY COMPENSATION

The distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.

OTHER INFORMATION ABOUT YOUR ACCOUNT

How the Fund's Share Price is Determined The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value) your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for any class of shares offered by the Fund.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

Types of Distributions

Dividends      Represents interest and dividends earned from securities
               held by the Fund, net of expenses incurred by the Fund.

Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

      UNDERSTANDING FUND DISTRIBUTIONS

      The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Distribution Options The Fund distributes any dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

Distribution Options

      Reinvest all distributions in additional shares of your current fund

      Reinvest all distributions in shares of another fund

      Receive dividends in cash (see options below) and reinvest capital gains

      Receive all distributions in cash (with one of the following options):

      -     send the check to your address of record

      -     send the check to a third party address

      -     transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined by the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

Managing the Fund

INVESTMENT ADVISOR

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate advisory fees paid to the advisor by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.75% of average daily net assets of the Fund.

PORTFOLIO MANAGERS

Scott L. Davis, vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since November 2001. Mr. Davis has been associated with Columbia Management or its predecessors since 1985.

Richard Dahlberg, senior portfolio manager and head of the Columbia Management's Income Strategies team, is a co-manager of the Fund and has co-managed the Fund since October 2003. Mr. Dahlberg has been associated with Columbia Management since September 2003. Prior to joining Columbia Management in September, 2003, Mr. Dahlberg was with Grantham, Mayo, Van Otterloo & Co. LLC from November 2001 to December 2002, and with Pioneer Investment Management, Inc. from September 1998 to November 2001.

Other members of the advisor's Income Strategies team also participate in the management of the Fund.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the last six fiscal periods, which run from October 1 to September 30, unless otherwise indicated. Information for Class Z shares prior to November 25, 2002, the date of reorganization, is for the former Trust shares of the Galaxy Strategic Equity Fund. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the year ended September 30, 2004 have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003, and the fiscal years ended October 31, 2002, 2001, 2000 and 1999, have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

The Fund

                                                Year ended    Period ended
                                               September 30,  September 30,                 Year ended October 31,
                                                 2004/(a)/    2003/(b)(c)/    2002            2001           2000       1999
                                                  Class Z        Class Z     Class Z        Class Z        Class Z     Class Z
                                               -------------  -------------  -------       ----------    -----------   -------
Net asset value --
Beginning of period ($)                             9.26           8.56        10.03          10.48          9.90         9.63
                                                  ------         ------      -------        -------        ------      -------
Income from Investment Operations ($):
  Net investment income                             0.21/(d)/      0.15/(d)/    0.06/(d)/      0.08/(d)/     0.08         0.09/(d)/
  Net realized and unrealized gain (loss) on
   investments                                      1.53           0.72        (1.07)/(e)/    (0.12)         1.76         0.27
                                                  ------         ------      -------        -------        ------      -------
  Total from Investment Operations                  1.74           0.87        (1.01)         (0.04)         1.84         0.36
                                                  ------         ------      -------        -------        ------      -------
Less Distributions Declared
to Shareholders ($):
  From net investment income                       (0.20)         (0.17)       (0.07)         (0.08)        (0.08)       (0.08)
  From net realized capital gains                     --             --        (0.39)         (0.33)        (1.18)       (0.01)
                                                  ------         ------      -------        -------        ------      -------
Total Distributions Declared to Shareholders       (0.20)         (0.17)       (0.46)         (0.41)        (1.26)       (0.09)
                                                  ------         ------      -------        -------        ------      -------
Net asset value --
End of period ($)                                  10.80           9.26         8.56          10.03         10.48         9.90
                                                  ------         ------      -------        -------        ------      -------
 Total return (%)/(f)(g)/                          18.93          10.22/(h)/  (11.07)         (0.43)        21.69/(j)/    3.64
                                                  ------         ------      -------        -------        ------      -------
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(i)/                                     1.10           1.02/(j)/    0.82           0.75          0.78         0.80
  Net investment income/(i)/                        1.98           1.89/(j)/    0.63           0.74          0.83         0.80
  Waiver/reimbursement                              0.05           0.02/(j)/    0.24           0.21          0.20         0.20
 Portfolio turnover rate (%)                          44             33/(h)/      65/(k)/        81            81           79
 Net assets, end of period (000's) ($)            90,269         73,276       19,896        102,909        93,558       71,063

(a) On October 13, 2003, the Liberty Strategic Equity Fund was renamed Columbia Strategic Equity Fund. On October 27, 2003, Columbia Strategic Equity Fund was renamed Columbia Dividend Income Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 25, 2002, Galaxy Strategic Equity, Trust shares were redesignated Liberty Strategic Equity Fund, Class Z shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e) The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(f)   Total return at net asset value assuming all distributions reinvested.

(g) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)   Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

(k) Portfolio turnover rate excludes securities delivered from processing redemptions-in-kind.

FOR MORE INFORMATION

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus. The Statement of Additional Information and the Fund's website (www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Columbia Funds Trust XI: 811-4978

- Columbia Dividend Income Fund

[LOGO] ColumbiaFunds

      A Member of Columbia Management Group

      (C)2005 Columbia Funds Distributor, Inc.
      One Financial Center, Boston, MA 02111-2621
      800.426.3750 www.columbiafunds.com

                                                                727-01/054U-1204

Columbia Dividend Income Fund           Prospectus, February 1, 2005

Class T and G Shares

Advised by Columbia Management Advisors, Inc.

TABLE OF CONTENTS

THE FUND                                   2

Investment Goal.........................   2
Principal Investment Strategies.........   2
Principal Investment Risks..............   2
Performance History.....................   4
Your Expenses...........................   6
YOUR ACCOUNT                               8

How to Buy Shares.......................   8
Sales Charges...........................   9
How to Exchange Shares..................  12
How to Sell Shares......................  12
Fund Policy on Trading of Fund Shares...  13
Distribution and Service Fees...........  14
Other Information About Your Account....  15
MANAGING THE FUND                         18

Investment Advisor......................  18
Portfolio Managers......................  18
FINANCIAL HIGHLIGHTS                      19

Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC  May Lose Value
       Insured   No Bank Guarantee

The Fund

INVESTMENT GOAL

Fund seeks current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of income-producing (dividend-paying) equity securities, which will consist primarily of common stocks but may also include preferred stocks and convertible securities. The Fund's investment advisor looks for investments that it believes offer prospects for dividend growth and capital appreciation. The Fund generally will emphasize value stocks, but may purchase growth securities when such securities pay dividends or the advisor believes such securities have particularly good prospects for capital appreciation. In addition to equity securities, the Fund may also invest up to 20% of its net assets in debt securities, including lower-quality debt securities. The Fund may invest up to 20% of its net assets in securities of foreign issuers.

      Value stocks are stocks that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios.

      Growth stocks generally offer the potential for strong revenue and earnings, and accompanying capital growth, with less dividend income than value stocks.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS

principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued or supported by private entities, including corporate bonds, municipal bonds and mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income. The Fund's investments in securities issued by U.S. government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, are not funded by Congressional appropriations and are neither guaranteed nor insured by the U.S. government. Furthermore, no assurances can be given that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities have a higher risk that the issuer of the security may default and not make payment of interest or principal.

Medium-quality debt securities. Medium-quality debt securities, although considered investment grade, may have some speculative characteristics.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may fall, or may not approach the value the advisor has placed on it.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Convertible securities are securities that can be converted into common stock, such as certain debt securities and preferred stock. Convertible securities are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to market risk.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class T shares, excluding sales charges./ /The performance table following the bar chart shows how the Fund's average annual total returns for Class T and G shares, including sales charges, compare with those of a broad measure of market performance for one year, five years and the life of the Fund./ /The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

      UNDERSTANDING PERFORMANCE

      Calendar Year Total Returns show the Fund's Class T share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower. Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and life of the Fund periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

      The Fund's returns are compared to the Russell 1000 Value Index, an unmanaged index that tracks the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

 Calendar Year Total Returns (Class T)/(1)/

                                  [CHART]

1999    2000    2001    2002    2003    2004
-----  ------  -----  -------  ------  ------
0.05%  22.22%  8.00%  -20.64%  20.99%  14.51%

                    For the periods shown in bar chart:
                    Best quarter:  2nd quarter 2003, +18.38%
                    Worst quarter: 3rd quarter 2002, -19.80%

(1) The calendar year total returns shown for Class T shares include the returns of Retail A Shares of the Galaxy Strategic Equity Fund (the Galaxy
      Fund), the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class T shares were initially offered by the Fund. On October 27, 2003, the investment policies of the Fund (formerly known as Columbia Strategic Equity Fund) were modified. As a result, the Fund's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns -- for periods ended December 31, 2004/(1)/

                                                    Life of
                                     1 Year  5 Years  the Fund
Class T (%)
Return Before Taxes                   7.94    6.46     5.10
Return After Taxes on Distributions   7.69    5.97     3.95
Return After Taxes on Distributions
  and Sale of Fund Shares             5.45    5.39     3.70
                                      -----   ----     ----
Class G (%)

Return Before Taxes                   8.77    6.48     5.23
Return After Taxes on Distributions   8.61    6.10     4.18
Return After Taxes on Distributions
  and Sale of Fund Shares             5.88    5.47     3.88
                                      -----   ----     ----
Russell 1000 Value Index (%)          16.49   5.27     6.31/(2)/

(1) The average annual total returns shown include the returns of Retail A Shares (for Class T shares) and Retail B Shares (for Class G shares) of the Galaxy Fund for periods prior to November 25, 2002, the date on which Class T and Class G shares were initially offered by the Fund. Retail A Shares and Retail B Shares of the Galaxy Fund were initially offered on March 4, 1998. On October 27, 2003, the investment policies of the Fund (formerly known as Columbia Strategic Equity Fund) were modified. As a result, the

      Fund's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

(2)   Performance information is from March 4, 1998.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

      UNDERSTANDING EXPENSES

      Sales Charges are paid directly by shareholders to Columbia
      Funds Distributor, Inc., the Fund's distributor.

      Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees, shareholder service fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

      Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. Except as noted, the table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Operating Expenses table. It uses the following hypothetical conditions:

      - $10,000 initial investment
      - 5% total return for each year
      - Fund operating expenses remain the same
      - Reinvestment of all dividends and distributions
      - Class G shares convert to Class T shares after eight years

Shareholder Fees/(1) /(paid directly from your investment)

                                                                       Class T    Class G
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                5.75        0.00

Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/   5.00

Redemption fee (%)

(as a percentage of amount redeemed, if applicable)                       /(3)/       /(3)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 18 months of purchase.

(3)   There is a $7.50 charge for wiring sale proceeds to your bank.

Annual Fund Operating Expenses (deducted directly from Fund assets)

                                           Class T     Class G
Management fees/(1)/ (%)                    0.77        0.77

Distribution and service (12b-1) fees (%)   0.00        0.95/(5)/

Other expenses/(4)/ (%)                     0.65/(2)/   0.35

Total annual fund operating expenses (%)    1.42        2.07

   Expense reimbursement/(3)/ (%)          -0.32       -0.32

   Net expenses/(3)/ (%)                    1.10        1.75

(1) The Fund pays a management fee of 0.70% and an administrative fee of 0.07%. Management fees have been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

(2) The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of such Fund's daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative services), but will limit such fees to an aggregate fee of not more than 0.30% during the current fiscal year.

(3) The Fund's transfer agent has voluntarily agreed to waive a portion of its fee (which is included in other expenses) for all share classes. This arrangement may be modified or terminated at any time. In addition, the Fund's advisor has contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, tax and interest expenses) do not exceed 0.80% annually on all share classes through December 31, 2006.

(4) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

(5) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee not more than 0.95% during the current fiscal year.

Example Expenses (your actual costs may be higher or lower)

Class                                                 1 Year 3 Years 5 Years 10 Years
Class T                                                $681   $938   $1,248   $2,125

Class G did not sell your shares                       $178   $585   $1,053   $2,180
        sold all your shares at the end of the period  $678   $985   $1,353   $2,180

Your Account

HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

      INVESTMENT MINIMUMS

Initial Minimums:

Initial Investment.......................................... $1,000
Automatic Investment Plan................................... $   50
Retirement Plan............................................. $   25

      The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders. Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Outlined below are the various options for buying shares:

Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York
                   Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the
                   purchase for you.

By check           For existing accounts fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name
                   and account number with a check made payable to the
                   Fund to Columbia Funds Services, Inc., P.O. Box 8081,
                   Boston, MA 02266-8081.

By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging Class T or Class G
                   shares you own in a different fund distributed by Columbia

                   Funds Distributor, Inc. for shares of the same class (and, in some cases, certain other classes) of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.

By wire You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 for wiring instructions.

By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the
                   appropriate section of the application.

Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is
                   sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                   $100 minimum) by calling 1-800-345-6611. There may be an
                   additional sales charge if exchanging from a money market
                   fund. Be sure to complete the appropriate section of the
                   account application for this feature.

By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares (and, in some
                   cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if
                   exchanging from a money market fund. To invest your dividends in the Fund, call 1-800-345-6611.

SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.

Class T shares Your purchases of Class T shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class T shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

Class T Sales Charges

                                                          % of offering
                                  As a % of                  price
                                  the public    As a %    retained by
                                   offering    of your      financial
            Amount purchased        price     investment     advisor
Less than $50,000                    5.75       6.10          5.00

$50,000 to less than $100,000        4.50       4.71          3.75

$100,000 to less than $250,000       3.50       3.63          2.75

$250,000 to less than $500,000       2.50       2.56          2.00

$500,000 to less than $1,000,000     2.00       2.04          1.75

$1,000,000 or more                   0.00       0.00          0.00

Class T shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class T share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class T share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

Purchases Over $1 Million

         Amount purchased              Commission %
Less than $3 million                      1.00

$3 million to less than $5 million        0.80

$5 million to less than $25 million       0.50

$25 million or more                       0.25

The commission to financial advisors for Class T share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

      UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES Certain investments in Class T and G shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.

Reduced Sales Charges for Larger Investments.

      A.    What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class T shares of the Fund and other funds in the Columbia family of funds.

Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

Statement of Intent You also may pay a lower sales charge when purchasing Class T shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.

      B.    What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

      - Individual accounts
      - Joint accounts
      - Certain IRA accounts
      - Certain trusts
      - UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.

      C.    How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depends on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.

      D.    How can I obtain more information about breakpoint discounts?

Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

Class G shares Your purchases of Class G shares are made at Class G's net asset value. Class G shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class G shares as described in the chart below.

Class G Sales Charges

                              % deducted when
Holding period after purchase shares are sold
Through first year              5.00

Through second year             4.00

Through third year              4.00

Through fourth year             4.00

Through fifth year              3.00

Through sixth year              2.00

Through seventh year            1.00

Longer than seven years         None

Commission to financial advisors is 4.00%.

Class G shares will automatically convert to Class T shares eight years after purchase.

Please see the Statement of Additional Information for the CDSCs and conversion schedules applicable to Class G shares received in exchange for Retail B Shares of the Galaxy Fund purchased or acquired prior to January 1, 2001.

HOW TO EXCHANGE SHARES

You may exchange your Class T shares for Class A or Class T shares, and may exchange your Class G shares for Class B or Class G shares, of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Class A or Class B shares acquired upon exchange of Class T and Class G shares may not be further exchanged back into Class T or Class G shares unless you continue to hold Class T or Class G shares. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account number and taxpayer identification numbers available when calling.

HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" also means
(i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

 Outlined below are the various options for selling shares:

Method             Instructions
Through your       You may call your financial advisor to place your sell
financial advisor  order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                   close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees for executing a redemption for you.

By exchange        You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (or Class
                   A and Class B shares, for Class T and Class G shares,
                   respectively) of another fund distributed by Columbia Funds
                   Distributor, Inc. at no additional cost. To exchange by
                   telephone, call 1-800-422-3737.

By telephone       You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the
                   Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day
                   period. You do not need to set up this feature in advance
                   of your call. Certain restrictions apply to retirement
                   accounts. For details, call 1-800-799-7526.

By mail You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution that participates in the Medallion Signature Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.
                   Mail your letter of instruction to Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

By systematic      You may automatically sell a specified dollar amount or
withdrawal plan    percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                   available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                   Be sure to complete the appropriate section of the account application for this feature.

By electronic      You may sell shares of the Fund and request that the
funds transfer     proceeds be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                   request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

DISTRIBUTION AND SERVICE FEES

The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class G shares and certain services provided to you by your financial advisor. The annual fees for shareholder liaison services and administrative support may equal up to 0.50% for Class G shares. The annual distribution fee may equal up to 0.65% for Class G shares. The Fund does not intend to pay more than a total of 0.95% for Class G shares in distribution and shareholder service fees during the current fiscal year. The Fund has also adopted a plan that permits it to pay for certain services provided to Class T shareholders by their financial advisor. The annual service fee may equal up to 0.50% for Class T shares. The Fund does not intend to pay more than 0.30% for Class T shares in shareholder service fees during the current fiscal year. The foregoing fees are paid out of the assets of the relevant classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class G shares automatically convert to Class T shares after a certain number of years, eliminating a portion of these fees upon conversion. Conversion may occur six or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" or the Statement of Additional Information for the conversion schedule applicable to Class G shares.

Additional Intermediary Compensation In addition to the commission specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.

OTHER INFORMATION ABOUT YOUR ACCOUNT

How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through

Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value) your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for any class of shares offered by the Fund.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

Types of Distributions

Dividends       Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.

Capital gains   Represents net long-term capital gains on sales of
                securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

      UNDERSTANDING FUND DISTRIBUTIONS

      The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Distribution Options The Fund distributes any dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

Distribution Options

      Reinvest all distributions in additional shares of your current fund

      Reinvest all distributions in shares of another fund

      Receive dividends in cash (see options below) and reinvest capital gains

      Receive all distributions in cash (with one of the following options):
    -  send the check to your address of record
    -  send the check to a third party address
    -  transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

Managing the Fund

INVESTMENT ADVISOR

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate advisory fees paid to the advisor by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.75% of average daily net assets of the Fund.

PORTFOLIO MANAGERS

Scott L. Davis, vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since November 2001. Mr. Davis has been associated with Columbia Management or it's predecessors since 1985.

Richard Dahlberg, senior portfolio manager and head of Columbia Management's Income Strategies team, is a co-manager of the Fund and has co-managed the Fund since October 2003. Mr. Dahlberg has been associated with Columbia Management since September 2003. Prior to joining Columbia Management in September, 2003, Mr. Dahlberg was with Grantham, Mayo, Van Otterloo & Co. LLC from November 2001 to December 2002, and with Pioneer Investment Management, Inc. from September 1998 to November 2001.

Other members of the advisor's Income Strategies team also participate in the management of the Fund.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last six fiscal periods, which run from October 1 to September 30, unless otherwise indicated. Information for Class T shares and Class G shares prior to November 25, 2002, the date of reorganization, is for the former Retail A shares and Retail B shares, respectively, of the Galaxy Strategic Equity Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the year ended September 30, 2004 have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 and the fiscal years ended October 31, 2002, 2001, 2000 and 1999, have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

The Fund

                                                Year ended   Period ended
                                               September 30, September 30,                 Year ended October 31,
                                                 2004/(a)/   2003/(b)(c)/     2002         2001       2000     1999
                                                  Class T       Class T      Class T      Class T    Class T   Class T
                                               ------------- ------------- ------------ ----------- -------- ----------
Net asset value --
Beginning of period ($)                           9.26          8.54        10.02        10.46        9.89    9.62

Income from Investment Operations ($):
   Net investment income                           0.17/(d)/    0.11/(d)/    0.01/(d)/    0.03/(d)/   0.04    0.04/(d)/
   Net realized and unrealized gain (loss) on
    investments                                    1.54         0.73        (1.08)/(e)/  (0.11)       1.75    0.27
                                                -------       ------        -----        -----       -----   -----
   Total from Investment Operations                1.71         0.84        (1.07)       (0.08)       1.79    0.31
                                                -------       ------        -----        -----       -----   -----
Less Distributions Declared
to Shareholders ($):
   From net investment income                     (0.17)       (0.12)       (0.02)       (0.03)      (0.04)  (0.03)
   From net realized capital gains                   --           --        (0.39)       (0.33)      (1.18)  (0.01)
                                                -------       ------        -----        -----       -----   -----
Total Distributions Declared to Shareholders      (0.17)       (0.12)       (0.41)       (0.36)      (1.22)  (0.04)
                                                -------       ------        -----        -----       -----   -----
Net asset value --
End of period ($)                                 10.80         9.26         8.54        10.02       10.46    9.89
                                                -------       ------        -----        -----       -----   -----
 Total return (%)/(f)(g)/                         18.50         9.86/(h)/  (11.50)       (0.83)      21.09    3.25
                                                -------       ------        -----        -----       -----   -----
Ratios to average net assets/Supplemental
Data (%):
   Expenses/(i)/                                   1.45         1.49/(j)/    1.40         1.24        1.20    1.19
   Net investment income/(i)/                      1.64         1.42/(j)/    0.05         0.25        0.40    0.41
   Waiver/reimbursement                            0.04         0.01/(j)/    0.29         0.26        0.40    0.44
  Portfolio turnover rate (%)                        44           33/(h)/      65/(k)/      81          81      79
  Net assets, end of period (000's) ($)         100,803       96,638        6,578        8,400       8,505   8,229

(a) On October 13, 2003, the Liberty Strategic Equity Fund was renamed Columbia Strategic Equity Fund. On October 27, 2003, the Columbia Strategic Equity Fund was renamed Columbia Dividend Income Fund.

(b) The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 25, 2002, Galaxy Strategic Equity, Retail A shares were redesignated Liberty Strategic Equity Fund, Class T shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e) The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j) Annualized.

(k) Portfolio turnover rate excludes securities delivered from processing redemptions-in-kind.

Financial Highlights

The Fund

                                                Year ended   Period ended
                                               September 30, September 30,                 Year ended October 31,
                                                 2004/(a)/   2003/(b)(c)/       2002         2001         2000
                                                  Class G       Class G       Class G       Class G      Class G
                                               ------------- -------------- ------------ ------------ -----------
Net asset value --
Beginning of period ($)                            9.07        8.36           9.87        10.37          9.84
                                                 ------       -----         ------        -----         ------
Income from Investment Operations ($):
   Net investment income (loss)//                  0.10/(d)/   0.05/(d)/     (0.07)/(d)/  (0.06)/(d)/   (0.04)
   Net realized and unrealized gain (loss) on
    investments                                    1.50        0.71          (1.05)/(e)/  (0.11)         1.75
                                                 ------       -----         ------        -----         ------
   Total from Investment Operations                1.60        0.76          (1.12)       (0.17)         1.71
                                                 ------       -----         ------        -----         ------
Less Distributions Declared
to Shareholders ($):
   From net investment income                     (0.09)      (0.05)            --           --           --/(f)/
   From net realized capital gains                   --          --          (0.39)       (0.33)        (1.18)
                                                 ------       -----         ------        -----         ------
   Total Distributions Declared to
   Shareholders                                   (0.09)      (0.05)         (0.39)       (0.33)        (1.18)
                                                 ------       -----         ------        -----         ------
Net asset value --
End of period ($)                                 10.58        9.07           8.36         9.87         10.37
                                                 ------       -----         ------        -----         ------
 Total return (%)/(g)(h)/                         17.71        9.08/(j)/    (12.16)       (1.71)         20.33
                                                 ------       -----         ------        -----         ------
Ratios to average net assets/Supplemental
Data (%):
   Expenses/(j)/                                   2.14        2.21/(k)/      2.17         2.02          1.95
   Net investment income (loss)/(j)/               0.97        0.71/(k)/     (0.72)       (0.53)        (0.35)
   Waiver/reimbursement                            0.03          --/(k)(l)/   0.25         0.24          0.40
  Portfolio turnover rate (%)                        44          33/(i)/        65/(m)/      81            81
  Net assets, end of period (000's) ($)           5,995       9,650          2,093        2,286         1,555

                                                   1999
                                                  Class G
                                                  -------
Net asset value --
Beginning of period ($)                           9.61
                                                  ----
Income from Investment Operations ($):
   Net investment income (loss)//                (0.02)/(d)/
   Net realized and unrealized gain (loss) on
    investments                                   0.26
                                                  ----
   Total from Investment Operations               0.24
                                                  ----
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                       --
   From net realized capital gains               (0.01)
                                                  ----
   Total Distributions Declared to
   Shareholders                                  (0.01)
                                                  ----

Net asset value --
End of period ($)                                 9.84
                                                 -----
  Total return (%)/(g)(h)/                        2.50
                                                 -----
Ratios to average net assets/Supplemental
Data (%):
   Expenses/(j)/                                  1.84
   Net investment income (loss)/(j)/             (0.24)
   Waiver/reimbursement                           0.56
Portfolio turnover rate (%)                         79
Net assets, end of period (000's) ($)            1,348

(a) On October 13, 2003, the Liberty Strategic Equity Fund was renamed Columbia Strategic Equity Fund. On October 27, 2003, Columbia Strategic Equity Fund was renamed Columbia Dividend Income Fund.

(b) The Fund changed its fiscal year end from October 31 to September 30. (c) On November 25, 2002, Galaxy Strategic Equity, Retail B shares were redesignated Liberty Strategic Equity Fund, Class G shares.
(d) Per share data was calculated using average shares outstanding during the period.

(e) The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(f) Rounds to less than $0.01 per share.

(g) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) Not annualized.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k) Annualized. (l) Rounds to less than 0.01%.

(m) Portfolio turnover rate excludes securities delivered from processing redemptions-in-kind.

Notes

Notes

Notes

FOR MORE INFORMATION

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus. The Statement of Additional Information and the Fund's website (www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.

You can get free copies of annual or semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:
Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Columbia Funds Trust XI: 811-4978

-  Columbia Dividend Income Fund

[LOGO] ColumbiaFunds

       A Member of Columbia Management Group

       (C)2005 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com

                                                              727-01 / 055U-1204

                         COLUMBIA ASSET ALLOCATION FUND
                         COLUMBIA LARGE CAP GROWTH FUND
                         COLUMBIA DISCIPLINED VALUE FUND
                           COLUMBIA COMMON STOCK FUND
                          COLUMBIA SMALL CAP CORE FUND
                       COLUMBIA SMALL COMPANY EQUITY FUND
                          COLUMBIA DIVIDEND INCOME FUND

                        SERIES OF COLUMBIA FUNDS TRUST XI
                       STATEMENT OF ADDITIONAL INFORMATION
                             _________________, 2005

This Statement of Additional Information ("SAI") contains information which may be useful to investors but which is not included in the Prospectuses of Columbia Asset Allocation Fund, Columbia Large Cap Growth Fund, Columbia Disciplined Value Fund, Columbia Common Stock Fund, Columbia Small Cap Core Fund, Columbia Small Company Equity Fund and Columbia Dividend Income Fund (each a "Fund" and collectively, the "Funds"). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of a Fund dated _________, 2006, as applicable. This SAI should be read together with a Fund's Prospectus and the most recent Annual Report dated September 30, 2004, and Semiannual Report dated March 31, 2005 of Columbia Asset Allocation Fund, Columbia Large Cap Growth Fund, Columbia Disciplined Value Fund, Columbia Common Stock Fund, Columbia Small Cap Core Fund, Columbia Small Company Equity Fund, and Columbia Dividend Income Fund, as applicable, each a series of Columbia Funds Trust XI, the predecessors to the Funds (each a "Predecessor Fund" and collectively, the "Predecessor Funds"). Investors may obtain a free copy of a Prospectus and the Annual Report and Semiannual Report from Columbia Management Distributor, Inc. ("CMD"), One Financial Center, Boston, MA 02111-2621, or by calling 1-800-426-3750. The financial statements and Report of Independent Registered Public Accounting Firm appearing in the Predecessor Fund's September 30, 2004 Annual Report and the financial statements appearing in the Predecessor Fund's March 31, 2005 Semiannual Report are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by CMD generally and additional information about certain securities and investment techniques described in the Funds' Prospectuses.

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
PART 1
Definitions                                                                   b
Organization and History                                                      b
Investment Goal and Policies                                                  b
Fundamental and Non-Fundamental Investment Policies                           c
Portfolio Turnover                                                            h
Fund Charges and Expenses                                                     i
Custodian of the Funds                                                       oo
Independent Registered Public Accounting Firm of the Funds                   oo

PART 2
Miscellaneous Investment Practices                                            1
Taxes                                                                        21
Additional Tax Matters Concerning Trust Shares                               26
Management of the Funds                                                      28
Determination of Net Asset Value                                             40
How to Buy Shares                                                            42
Special Purchase Programs/Investor Services                                  45
Programs for Reducing or Eliminating Sales Charges                           47
How to Sell Shares                                                           49
Distributions                                                                53
How to Exchange Shares                                                       54
Suspension of Redemptions                                                    54
Shareholder Liability                                                        54
Shareholder Meetings                                                         54


                                        a

Appendix I                                                                   56
Appendix II                                                                  61
SUP-39/88447-0705

                         COLUMBIA ASSET ALLOCATION FUND
                         COLUMBIA LARGE CAP GROWTH FUND
                         COLUMBIA DISCIPLINED VALUE FUND
                           COLUMBIA COMMON STOCK FUND
                          COLUMBIA SMALL CAP CORE FUND
                       COLUMBIA SMALL COMPANY EQUITY FUND
                          COLUMBIA DIVIDEND INCOME FUND

                       STATEMENT OF ADDITIONAL INFORMATION
                             _________________, 2005

DEFINITIONS

"Asset Allocation Fund" or "Fund"           Columbia Asset Allocation Fund
"Growth Fund" or "Fund"                     Columbia Large Cap Growth Fund
"Value Fund" or "Fund"                      Columbia Disciplined Value Fund
"Common Stock Fund" or "Fund"               Columbia Common Stock Fund
"Small Cap Fund" or "Fund"                  Columbia Small Cap Core Fund
"Small Company Fund" or "Fund"              Columbia Small Company Equity Fund
"Dividend Fund" or "Fund"                   Columbia Dividend Income Fund
"Predecessor Fund" or "Predecessor Funds"   See below under "Organization and History"
"Trust"                                     Columbia Funds Series Trust I
"Advisor"                                   Columbia Management Advisors, Inc., the Funds' investment advisor
"CMD"                                       Columbia Management Distributor, Inc., the Funds' distributor
"CMS"                                       Columbia Management Services, Inc., the Funds' shareholder services and transfer agent

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1987. Each Fund is an open-end diversified management investment company representing the entire interest in a separate series of the Trust. Each Fund commenced investment operations as a series of the Trust on _________, 2006. Prior to ________, 2006 (the "Fund Reorganization Date"), each Fund was organized as a series of Columbia Funds Trust XI, a Massachusetts business trust (the "Predecessor Fund"). The Predecessor Fund to the Asset Allocation Fund commenced operations on December 30, 1991; the Predecessor Fund to the Growth Fund commenced operations on December 14, 1990; the Predecessor Fund to the Value Fund commenced operations on September 1, 1988; the Predecessor Fund to the Small Company Fund commenced operations on December 30, 1991; the Predecessor Fund to the Dividend Fund commenced operations on March 4, 1998; the Predecessor Fund to the Common Stock Fund commenced operations on December 14, 1992; and the Predecessor Fund to the Small Cap Fund commenced operations on December 14, 1992. The information provided for the Fund in this SAI for periods prior to the Fund Reorganization Date relates to the Predecessor Fund. The Trust changed its name from "Liberty-Stein Roe Funds Municipal Trust" to "Columbia Funds Trust IX" effective October 13, 2003. Effective ______, 2005, the name of the Trust was changed from "Columbia Funds Trust IX" to its current name.

INVESTMENT GOAL AND POLICIES

Each Prospectus describes the investment goal and investment strategies and risks of each Fund to which it pertains. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Funds. Part 2 contains, among other things, additional information about the following securities and investment techniques that may be utilized by the Funds, unless otherwise noted, subject to any restrictions described in Part 1 of this SAI:

     Custody Receipts and Trust Certificates (the Asset Allocation Fund only) Short-Term Trading
     Small Companies (the Small Cap and Small Company Funds only)
     Common Stock, Preferred Stock and Warrants
     Foreign Securities
     Other Investment Companies


                                        b

     Money Market Instruments
     Securities Loans
     Forward Commitments
        "When-Issued" Securities (theCommon Stock, Dividend and Small Cap Funds
         only)
        "Delayed Delivery" Securities (the Common Stock, Dividend and Small Cap
         Funds only)
     Mortgage Dollar Rolls (the Asset Allocation Fund only)
     REITs
     Mortgage-Backed Securities (the Asset Allocation Fund only)
     Non-Agency Mortgage-Backed Securities (the Asset Allocation Fund only) Asset-Backed Securities (the Asset Allocation Fund only)
     Repurchase Agreements
     Reverse Repurchase Agreements
     Options on Securities
     Futures Contracts and Related Options
     Swap Agreements (Swaps, Caps, Collars and Floors)
     Foreign Currency Transactions
     Rule 144A Securities
     Variable and Floating Rate Obligations
     Convertible Securities
     Yankee Obligations
     American, European, Continental and Global Depositary Receipts
        (except that only the Common Stock, Small Cap and Dividend Funds may invest in GDRs)

Except as indicated below under "Fundamental and Non-Fundamental Investment Policies," the Funds' investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES

In addition to each Fund's investment goal as stated in its Prospectuses, the following investment limitations are matters of fundamental policy and may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of its outstanding shares. A "vote of the holders of a majority of the outstanding shares" of a particular Fund means the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of such Fund, or (b) 67% or more of the shares of such Fund present at a meeting if more than 50% of the outstanding shares of such Fund are represented at the meeting in person or by proxy.

Each of the Asset Allocation Fund, Common Stock Fund, Dividend Fund, Value Fund, Growth Fund, Small Cap Fund and Small Company Fund may not:

1. Underwrite any issue of securities issued by other persons within the meaning of the Securities Act of 1933, as amended (the "1933 Act") except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.

2. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

3. Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation,


                                        c
     assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

NON-FUNDAMENTAL INVESTMENT POLICIES

The following investment limitation with respect to the Funds may be changed by the Board of Trustees without shareholder approval:

8. A Fund may not sell securities short, maintain a short position, or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

The following investment limitations with respect to the Asset Allocation Fund, Dividend Fund, Value Fund, Growth Fund and Small Company Fund may be changed by the Board of Trustees without shareholder approval:

9. A Fund may not write or sell put options, call options, straddles, spreads or any combination thereof except that (i) each of the Value Fund, Growth Fund and Small Company Fund may, to the extent consistent with its investment objective and policies, write covered call options and purchase and sell other options, and (ii) the Asset Allocation Fund and the Dividend Fund may buy and sell options, including without limit buying or writing puts and calls, based on any type of security, index or currency, including options on foreign exchanges and options not traded on exchanges to the extent permitted by its investment objective and policies.

10. A Fund may not purchase securities of companies for the purpose of exercising control.

11. A Fund may not purchase securities of other investment companies except as permitted by the 1940 Act, except that the Dividend Fund may, from time to time, on a temporary basis, invest exclusively in one other investment company similar to the Fund.

The following investment limitation with respect to the Asset Allocation Fund, Dividend Fund, Value Fund, Growth Fund and Small Company Fund may be changed by the Board of Trustees without shareholder approval:

12. A Fund may not invest more than 15% of its net assets in illiquid securities.

The following investment limitations with respect to the Common Stock Fund and Small Cap Fund may be changed by the Board of Trustees without shareholder approval:

13. The Funds may not invest more than 15% of their respective net assets in securities subject to restrictions on resale under the Securities Act of 1933 (except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain securities which meet the criteria for liquidity as established by the Board of Trustees).

14. Each Fund will limit its investments in other investment companies to not more than 3% of the total outstanding voting stock of any investment company; will invest no more than 5% of its total assets in any one investment company; and will invest no more than 10% of its total assets in investment companies in general. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization or acquisition of assets.

15. The Funds will purchase the securities of other investment companies only in open market transactions involving only customary broker's commissions. It should be noted that investment companies incur certain expenses such as management fees, and therefore any investment by a Fund in shares of another investment company would be subject to such duplicate expenses.

16. Neither Fund may purchase or retain the securities of any issuer if the officers and Trustees of the Trust or the Advisor, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.

17. Neither Fund may purchase or sell interests in oil, gas, or mineral exploration or development programs or leases; except that the Funds may


                                        d
     purchase the securities of issuers which invest in or sponsor such programs.

18. Neither Fund may purchase put options on securities, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.

19. Neither Fund may write call options on securities, unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. Neither Fund may write call options in excess of 5% of the value of its total assets.

20. Neither Fund will invest more than 15% of the value of its respective net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, and certain securities not determined by the Board of Trustees to be liquid.

21. Neither Fund may invest in companies for the purpose of exercising management or control.

22. Neither Fund may invest more than 5% of its net assets in warrants. No more than 2% of this 5% may be warrants which are not listed on the New York Stock Exchange.

With respect to Investment Limitation No. 11 above, the 1940 Act currently prohibits a Fund, subject to certain exceptions, from acquiring the securities of other investment companies if, as a result of such acquisition, (a) the Fund owns more than 3% of the total outstanding voting stock of the investment company; (b) securities issued by any one investment company represent more than 5% of the total assets of the Fund; or (c) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

Each Fund may purchase restricted securities, which are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under the federal securities laws. Certain restricted securities may be considered liquid pursuant to guidelines established by the Board of Trustees. To the extent restricted securities are deemed illiquid, each Fund will limit its purchase, together with other securities considered to be illiquid, to 15% of its net assets.

Each of the Growth Fund and Small Company Fund may purchase put options and call options on securities and securities indices. Neither of these Funds may purchase options unless immediately after any such transaction the aggregate amount of premiums paid for put or call options does not exceed 5% of its total assets.

Each of the Value Fund, Growth Fund and Small Company Fund may engage in writing covered call options and may enter into closing purchase transactions with respect to such options. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. The aggregate value of the securities subject to such options written by these Funds may not exceed 25% of the value of such Fund's net assets.

Each of the Asset Allocation Fund, Common Stock Fund, Dividend Fund and Small Cap Fund may buy and sell options and futures contracts to manage their exposure to changing interest rates, security prices and currency exchange rates. These Funds may invest in options and futures based on any type of security, index, or currency, including options and futures based on foreign exchanges and options not traded on exchanges. These Funds will not hedge more than 20% of their respective total assets (10% of net assets with respect to the Asset Allocation
Fund) by selling futures, buying puts, and writing calls under normal conditions. These Funds will not buy futures or write puts whose underlying value exceeds 20% of their respective total assets (10% of net assets with respect to the Asset Allocation Fund), and will not buy calls with a value exceeding 5% of their respective total assets. These Funds may utilize stock index futures contracts, options, swap agreements, indexed securities, and options on futures contracts for the purposes of managing cash flows into and out of their respective portfolios and potentially reducing transaction costs, subject to the limitation that the value of these futures contracts, swap agreements, indexed securities, and options will not exceed 20% of the Funds' respective total assets (10% of net assets with respect to the Asset Allocation
Fund). These Funds will not purchase put options to the extent that more than 5% of the value of their respective total assets would be invested in premiums on open put option positions. In addition, these Funds do not intend to invest more than 5% of the market value of their respective total assets in each of the following: futures contracts, swap agreements, and indexed securities. When one of these Funds enters into a swap agreement, liquid assets of the Fund equal to the value of the swap agreement will be segregated by that Fund. These Funds may not use stock index futures contracts and options for speculative purposes.

As a means of reducing fluctuations in the net asset value of shares of the Asset Allocation Fund, Large Cap Fund, Dividend Fund and Small Cap Fund, the Funds may attempt to hedge all or a portion of their respective portfolios through the purchase of listed put options on stocks, stock indices and stock index futures contracts. These options will be used as a form of forward pricing to protect portfolio securities against decreases in value resulting from market factors, such as an anticipated increase in interest rates.


                                        e

The Asset Allocation Fund, Common Stock Fund, Dividend Fund and Small Cap Fund may only: (1) buy listed put options on stock indices and stock index futures contracts; (2) buy listed put options on securities held in their respective portfolios; and (3) sell listed call options either on securities held in their respective portfolios or on securities which they have the right to obtain without payment of further consideration (or have segregated cash in the amount of any such additional consideration). Each of these Funds will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed or expired. Each of these Funds may also enter into stock index futures contracts. A stock index futures contract is a bilateral agreement which obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of trading of the contract and the price at which the agreement is originally made. There is no physical delivery of the stocks constituting the index, and no price is paid upon entering into a futures contract.

None of the Asset Allocation Fund, Common Stock Fund, Dividend Fund and Small Cap Fund will enter into futures contracts if, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of its total assets. Further, these Funds will enter into stock index futures contracts only for bona fide hedging purposes or such other purposes permitted under Part 4 of the regulations promulgated by the Commodity Futures Trading Commission. Also, these Funds may not enter into stock index futures contracts and options to the extent that the value of such contracts would exceed 20% of the Fund's total net assets and may not purchase put options to the extent that more than 5% of the value of (10% of net assets with respect to the Asset Allocation Fund) the Fund's total assets would be invested in premiums on open put option positions.

As one way of managing their exposure to different types of investments, the Asset Allocation Fund, Common Stock Fund, Dividend Fund and Small Cap Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors.

Each Fund may buy and sell securities denominated in currencies other than the U.S. dollar, and may receive interest, dividends and sale proceeds in currencies other than the U.S. dollar. The Funds from time to time may enter into foreign currency exchange transactions to convert the U.S. dollar to foreign currencies, to convert foreign currencies to the U.S. dollar and to convert foreign currencies to other foreign currencies.

Each of the Asset Allocation Fund, Value Fund, Growth Fund, Small Cap Fund and Small Company Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. Country funds have portfolios consisting primarily of securities of issuers located in one foreign country. The Funds may invest in other investment companies primarily for the purpose of investing their short-term cash which has not yet been invested in other portfolio instruments. However, from time to time, on a temporary basis, each of the Common Stock Fund, Dividend Fund and Small Cap Fund may invest exclusively in one other investment company similar to the respective Fund.

All debt obligations, including convertible bonds, purchased by the Asset Allocation Fund, Dividend Fund, Value Fund, Growth Fund and Small Company Equity Fund are rated investment grade by Moody's (Aaa, Aa, A and Baa) or S&P (AAA, AA, A and BBB), or, if not rated, are determined to be of comparable quality by the Advisor. Debt securities rated Baa by Moody's or BBB by S&P are generally considered to be investment grade securities although they have speculative characteristics and changes in economic conditions or circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated debt obligations.

The Common Stock Fund and Small Cap Fund may purchase convertible bonds rated Ba or higher by Moody's or BB or higher by S&P or Fitch at the time of investment. Short-term money market instruments purchased by the Common Stock Fund and Small Cap Fund must be rated in one of the top two rating categories by a nationally recognized statistical rating agency, such as Moody's, S&P or Fitch.

Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Trustees or the Advisor may determine that it is appropriate for a Fund to continue to hold the obligation if retention is in accordance with the interests of the particular Fund and applicable regulations of the Securities and Exchange Commission ("SEC"). However, each Fund will sell promptly any security that is not rated investment grade by either S&P or Moody's if such securities exceed 5% of the Fund's net assets.

Loans of portfolio securities by the Funds will generally be short-term (except in the case of the Common Stock Fund and Small Cap Fund, which may loan their securities on a long-term or short-term basis or both), will be made only to borrowers deemed by the Advisor to be of good standing and only when, in the Advisor's judgment, the income to be earned from the loan justifies the attendant risks. The Funds currently intend to limit the lending of their portfolio securities so that, at any given time, securities loaned by a Fund represent not more than one-third of the value of its total assets.

Each Fund will invest no more than 10% of its net assets in REITs.


                                        f

Except as stated otherwise, if a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to borrowings, if a Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

Each Fund may follow non-fundamental operating policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectuses and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act.

ASSET ALLOCATION FUND

The Asset Allocation Fund may invest up to 25% of its net assets in foreign securities. Such foreign investments may be made directly, by purchasing securities issued or guaranteed by foreign corporations, banks or governments (or their political subdivisions or instrumentalities) or by supranational banks or other organizations, or indirectly, by purchasing American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") (EDRs are also known as Continental Depositary Receipts ("CDRs")). Examples of supranational banks include the International Bank for Reconstruction and Development ("World Bank"), the Asian Development Bank and the InterAmerican Development Bank. Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that those commitments will be undertaken or met in the future. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI. The Fund may also invest in dollar-denominated high quality debt obligations of U.S. corporations issued outside the United States. The Fund may also buy and sell options and futures contracts, utilize stock index futures contracts, options, swap agreements, indexed securities and options or futures contracts, purchase asset-backed and mortgage-backed securities and enter into foreign currency exchange contracts.

GROWTH FUND

Under normal circumstances, the Growth Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broadly diversified portfolio of equity securities, primarily common stocks and securities that can be converted into common stocks. Convertible securities purchased by the Growth Fund may include both debt securities and preferred stock. By investing in convertible securities, the Fund will seek the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible. See "Convertible Securities" in
Part 2 of this SAI. The Fund may also invest in common stock warrants.

The Fund may invest up to 20% of its total assets in foreign securities, either directly or indirectly through the purchase of ADRs, EDRs and CDRs. In addition, the Fund may invest in securities issued by foreign branches of U.S. banks and foreign banks. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI. The Fund may also purchase put options and call options and write covered call options. See "Options on Securities" in Part 2 of this SAI.

VALUE FUND

Under normal circumstances, the Value Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, preferred stock (including convertible preferred stock) and debt securities convertible into common stock, mainly those that the Advisor believes to be undervalued. Debt securities convertible into common stock are purchased primarily during periods of relative market instability and are acquired principally for income with the potential for appreciation being a secondary consideration. See "Convertible Securities" in Part 2 of this SAI.

The Fund may also invest up to 20% of its total assets in foreign securities, either directly or indirectly through ADRs, EDRs and CDRs. In addition, the Fund may invest in securities issued by foreign branches of U.S. banks and foreign banks. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI. The Fund may also write covered call options. See "Options on Securities" in Part 2 of this SAI.

COMMON STOCK FUND

Under normal market conditions, the Common Stock Fund will invest at least 80% of its total assets in common stocks, preferred stocks, common stock warrants and securities convertible into common stock. The Fund may purchase convertible securities, including convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. See "Convertible Securities" in
Part 2 of this SAI. The Fund may also buy and sell options and futures contracts and utilize stock index futures contracts, options, swap agreements, indexed securities, and options on futures contracts. See "Options on Securities" and "Futures Contracts and Related Options" in Part 2 of this SAI.

The Fund may invest up to 20% of its total assets in securities of foreign issuers which are freely traded on United States securities exchanges or in


                                        g
the over-the-counter market in the form of ADRs, EDRs, CDRs and Global Depositary Receipts ("GDRs"). Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Fund will not invest in the securities of foreign issuers if any such risk appears to the Advisor to be substantial. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI.

SMALL CAP FUND

Under normal circumstances, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies that have market capitalizations similar in size to those companies in the Russell 2000 Index. In addition to common stocks, the Small Cap Fund may purchase convertible securities, including convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. See "Convertible Securities" in
Part 2 of this SAI. The Fund may also buy and sell options and futures contracts and utilize stock index futures contracts, options, swap agreements, indexed securities, and options on futures contracts. See "Options on Securities" and "Futures Contracts and Related Options" in Part 2 of this SAI.

The Fund may invest up to 20% of its total assets in securities of foreign issuers which are freely traded on U.S. securities exchanges or in the over-the-counter market in the form of ADRs, EDRs, CDRs and GDRs. Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any such risk appears to the Advisor to be substantial. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI.

SMALL COMPANY FUND

In addition to common stocks, the Small Company Fund may invest in preferred stock, securities convertible into common stock, rights and warrants. Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in stocks of companies that have market capitalizations similar in size to those companies in the Russell 2000 Growth Index. The Fund may invest up to 20% of its total assets in foreign securities, either directly or indirectly through ADRs, EDRs and CDRs. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI.

The Fund may purchase put options and call options and write covered call options as a hedge against changes resulting from market conditions and in the value of the securities held in the Fund or which it intends to purchase and where the transactions are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund. See "Options on Securities" in
Part 2 of this SAI.

DIVIDEND FUND

Under normal circumstances, the Dividend Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of income-producing (dividend-paying) equity securities, which will consist primarily of common stocks but may also include preferred stocks and convertible securities. The Fund may invest up to 20% of its net assets in debt securities, including lower-quality debt securities. The Fund may invest up to 20% of its total assets in foreign securities, either directly or indirectly through ADRs, EDRs, CDRs and GDRs. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI. The Fund may also buy and sell options and futures contracts and utilize stock index futures contracts, options, swap agreements, indexed securities and options on futures contracts. See "Options on Securities" and "Futures Contracts and Related Options" in Part 2 of this SAI.

PORTFOLIO TURNOVER

Portfolio turnover is included in the Prospectuses under "Financial Highlights." Each Fund may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with the Fund's investment goal. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover may cause the Funds to realize capital gains which, if realized and distributed by the Funds, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds.

For the Asset Allocation Fund, during the fiscal year ending September 30, 2004, the turnover decreased from 122% in the prior year to 75%. Part of the decrease was due to the restructuring of the Fund to a broadly diversified portfolio in the 2002-2003 fiscal year. We expect that prospectively turnover will generally range between 75% and 125%.

For the Growth Fund, during the fiscal year ending September 30, 2004, the Fund experienced a higher rate of portfolio turnover than during the previous fiscal year. This was due largely to volatility in individual stocks and opportunities to take advantage of inefficiently priced stocks.


                                        h

For the Value Fund, during the fiscal year ending September 30, 2004, the Fund experienced a higher rate of portfolio turnover than during the previous fiscal year. This was due largely to increased opportunities in the equity market in 2004. We expect that prospectively turnover will generally range between 80% and 100%.

For the Common Stock Fund, during the fiscal year ending September 30, 2004, the Fund experienced a higher rate of portfolio turnover than during the previous fiscal year. This was due largely to change in portfolio management. We expect that prospectively turnover will generally range between 50% and 80%.

For the Small Company Equity Fund, during the fiscal year ending September 30, 2004, the turnover decreased from 123% in the prior year to 54%. Part of the decrease was due to changes in portfolio managers. We expect that prospectively turnover will generally range between 90% and 120%.

FUND CHARGES AND EXPENSES

Effective February 9, 2005, under the Funds' management contracts, each Fund (excluding the Small Cap Fund and the Small Company Fund) pays the Advisor a monthly fee based on the average daily net assets of the Fund at the annual rate of:

                   FEE     ASSET     FEE        ASSET       FEE     ASSET     FEE     ASSET     FEE     ASSET     FEE     ASSET
     FUND          RATE    LEVEL     RATE       LEVEL       RATE    LEVEL     RATE    LEVEL     RATE    LEVEL     RATE    LEVEL
---------------   -----   -------   -----   -------------  -----   -------   -----   -------   -----   -------   -----   -------
Columbia Large    0.700%  Less      0.575%  $200 million   0.450%  Net
Cap Growth Fund           than              to $500                assets
                          $200              million                in
                          million                                  excess
                                                                   of $500

Columbia          0.700%  Less      0.650%  $500 million   0.600%  $1        0.550%  $1.5      0.530%  $3        0.510%  Greater
Common Stock              than              to $1 billion          billion           billion           billion           than
Fund                      $500                                     to $1.5           to $3             to $6             $6
                          million                                  billion           billion           billion           billion

Columbia          0.700%  Less      0.650%  $500 million   0.600%  $1        0.550%  $1.5      0.530%  $3        0.510%  Greater
Disciplined               than              to $1 billion          billion           billion           billion           than
Value Fund                $500                                     to $1.5           to $3             to $6             $6
                          million                                  billion           billion           billion           billion

Columbia          0.700%  Less      0.650%  $500 million   0.600%  $1        0.550%  $1.5      0.530%  $3        0.510%  Greater
Dividend                  than              to $1 billion          billion           billion           billion           than
Income Fund               $500                                     to $1.5           to $3             to $6             $6
                          million                                  billion           billion           billion           billion

Columbia Asset    0.650%  Less      0.600%  $500 million   0.550%  $1        0.500%  $1.5      0.480%  $3        0.460%  Greater
Allocation Fund           than              to $1 billion          billion           billion           billion           than
                          $500                                     to $1.5           to $3             to $6             $6
                          million                                  billion           billion           billion           billion

Previously, the Advisor had, with respect to the period from November 1, 2004 to February 9, 2005, waived a portion of its fees, so that it retained fees at the rates shown above.

As of November 1, 2003, the Board of Trustees approved a management fee structure for the Funds, excluding the Small Company Fund, as follows: 0.75% of the first $500 million of average daily net assets, plus 0.70% of the next $500 million of average daily net assets, plus 0.65% of the next $500 million of average daily net assets, plus 0.60% of the next $500 million of average daily net assets, plus 0.55% of average daily net assets in excess of $2 billion. Prior to November 1, 2003, the Advisor was entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of each Fund.

As of November 1, 2003, the management fee structure for the Small Company Fund is as follows: 0.75% of the first $500 million of average daily net assets, plus 0.70% of the next $500 million of average daily net assets, plus 0.65% of average daily net assets in excess of $1 billion.

As of November 1, 2003, the Advisor no longer waives its advisory fees payable to it by the Funds.

Under the administration agreement for each Fund (other than the Growth Fund), the Fund pays the Advisor a monthly fee at the annual rate of 0.067% of the average daily net assets of the Fund. Prior to November 26, 2002, the administration agreement was computed daily and paid monthly at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by Galaxy, 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0525% of the next $9 billion of combined average daily net assets and 0.05% of combined average daily net assets in excess of $30 billion.

Effective November 1, 2004, the Growth Fund pays the Advisor under its administration agreement a fee at the annual rate of 0.10% of the average daily net assets of the Fund. Prior to November 1, 2004, the Growth Fund paid fees under its administration agreement at the rate set forth in the immediately preceding paragraph.

The Advisor is responsible for providing accounting and bookkeeping services to the Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (outsourcing agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the outsourcing agreement.

Under its pricing and bookkeeping agreement with the Funds, the Advisor receives from the Funds an annual fee based on the average daily net assets of each Fund as follows: $25,000 under $50 million; $35,000 of $50 million but less than $200 million; $50,000 of $200 million but less than $500 million; $85,000 of $500 million but less than $1 billion and $125,000 in excess of $1 billion. The annual fees for a Fund with more than 25% in non-domestic assets will be 150% of the annual fees described above. In addition to the above-referenced fees, each Fund pays an additional $10,000 per annum. Notwithstanding the above, for each of the Funds, the Advisor waives fees payable to it under the agreement by $500 per month.

Under the shareholders' servicing and transfer agency fee arrangement between CMS and the Funds, each Fund pays the following fees:

          An annual open account fee of $28 per open account plus a Fund's allocated share of reimbursement for the out-of-pocket expenses of CMS.

Prior to November 1, 2003, the Fund paid a shareholders' servicing and transfer agency fee to CMS as follows:

     -    A new account set up charge of $5.00 per account; plus

     - An account maintenance fee for each open non-networked account of $14.00 per annum and for each networked account in the amount of $100,000 accounts or less of $11.00 per annum and each networked account in the amount of over $100,000 accounts of $8.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

     - An account fee for each closed account in the amount of $100,000 or less of $14.00 per annum and each closed account in the amount of 1 over $100,000 of $11.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

     - The Fund's allocated share of CMS's out-of-pocket expenses reasonably incurred by CMS in performing its duties and responsibilities pursuant to this arrangement.

There is a minimum annual fee per Fund of $5,000.

PFPC Inc. ("PFPC"), located at 4400 Computer Drive, Westborough, Massachusetts 01581-5108, served as the administrator (until July 2002) and transfer and dividend disbursing agent (until July 2002) for the Funds. PFPC also provided pricing and bookkeeping services to the Funds (until July 2002) and continued to provide certain of these pricing and bookkeeping services until November 2002. PFPC is an indirect majority-owned subsidiary of PNC Bank Corp.


                                        j

RECENT FEES PAID TO THE ADVISOR, PFPC AND OTHER SERVICE PROVIDERS (DOLLARS IN THOUSANDS)

The following tables present recent fees paid to the Advisor, PFPC and other service providers by the Funds.

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
ASSET ALLOCATION FUND(A)                          2005            2004              2003(b)            2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                     $3,448             $3,366            $4,135
Administration fee                                                  308                301               362
Bookkeeping fee                                                     149                138               115
Shareholder service and transfer agent fee                          N/A              1,235             1,111
   Transfer Agent fee (A Shares)                                      5                N/A               N/A
   Transfer Agent fee (B Shares)                                      9                N/A               N/A
   Transfer Agent fee (C Shares)                                      1                N/A               N/A
   Transfer Agent fee (G Shares)                                    127                N/A               N/A
   Transfer Agent fee (T Shares)                                    469                N/A               N/A
   Transfer Agent fee (Z Shares)                                    509                N/A               N/A
   Service fee (A Shares)                                             5                  1                 0
   Service fee (B Shares)                                            10                  2                 1
   Service fee (C Shares)                                             1                 (c)              N/A
   Service fee (G Shares)                                           150                180               277
   Service fee (T Shares)                                           576                507               723
   Distribution fee (A Shares)                                      N/A                  0                (c)
   Distribution fee (B Shares)                                       29                  7                 3
   Distribution fee (C Shares)                                        3                  1               N/A
   Distribution fee (G Shares)                                      325                394               613
Fees and expenses waived or reimbursed by
   the Advisor                                                      (12)               (36)              (33)
Fees waived by CMD (Class G)                                          0                  0               (23)
Fees waived by CMS                                                  N/A                  0               (20)

(a) On November 18, 2002, the Galaxy Asset Allocation Fund, Prime A shares were redesignated Class A shares, the Galaxy Asset Allocation Fund, Prime B shares were redesignated Class B shares, the Galaxy Asset Allocation Fund, Retail B shares were redesignated Class G shares and the Galaxy Asset Allocation Fund, Retail A shares were redesignated Class T shares. Class C shares were initially offered on November 18, 2002.

(b) The Asset Allocation Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c)  Rounds to less than one.


                                        k

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
GROWTH FUND(A)                                    2005            2004              2003(b)            2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                     $7,132             $6,438            $9,319
Administration fee                                                  657                575               816
Bookkeeping fee                                                     112                 87               132
Shareholder service and transfer agent fee                          N/A              1,942               872
   Transfer Agent fee (A Shares)                                      6                N/A               N/A
   Transfer Agent fee (B Shares)                                      5                N/A               N/A
   Transfer Agent fee (C Shares)                                      1                N/A               N/A
   Transfer Agent fee (G Shares)                                    120                N/A               N/A
   Transfer Agent fee (T Shares)                                    490                N/A               N/A
   Transfer Agent fee (Z Shares)                                  1,302                N/A               N/A
   Service fee (A Shares)                                             8                  1                 0
   Service fee (B Shares)                                             6                  1               684
   Service fee (C Shares)                                             2                502               N/A
   Service fee (G Shares)                                           160                166               252
   Service fee (T Shares)                                           718                622                 0
   Distribution fee (A Shares)                                      N/A                  0                 1
   Distribution fee (B Shares)                                       18                  4                 2
   Distribution fee (C Shares)                                        5                  2               N/A
   Distribution fee (G Shares)                                      346                359               558
Fees and expenses waived or reimbursed by
   the Advisor                                                      (21)              (200)             (541)
Fees waived by CMD (Class G)                                        N/A                  0               (26)
Fees waived by CMS                                                  N/A                  0               (90)

(a) On November 18, 2002, the Galaxy Equity Growth Fund, Prime A shares were redesignated Class A shares., the Galaxy Equity Growth Fund, Prime B shares were redesignated Class B shares, the Galaxy Equity Growth Fund, Retail B shares were redesignated Class G shares and the Galaxy Equity Growth Fund, Retail A shares were redesignated Class T shares. Class C shares were initially offered on November 18, 2002.

(b) The Equity Growth Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c)  Rounds to less than one.


                                        l

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
VALUE FUND                                        2005            2004              2003(a)            2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                     $3,109             $2,267            $2,892
Administration fee                                                  278                202               253
Bookkeeping fee                                                      57                 53                64
Shareholder service and transfer agent fee                          N/A                675               481
   Transfer Agent fee (A Shares)                                      3                N/A               N/A
   Transfer Agent fee (B Shares)                                      2                N/A               N/A
   Transfer Agent fee (C Shares)                                     (g)               N/A               N/A
   Transfer Agent fee (G Shares)                                     21                N/A               N/A
   Transfer Agent fee (T Shares)                                    252                N/A               N/A
   Transfer Agent fee (Z Shares)                                    464                N/A               N/A
   Service fee (A Shares)                                             4                  1                (b)
   Service fee (B Shares)                                             4                 (g)               (c)
   Service fee (C Shares)                                             1                 (g)               (d)
   Service fee (G Shares)(e)                                         29                 41                71
   Service fee (T Shares)(f)                                        409                329                 0
   Distribution fee (B Shares)                                       11                  1                (c)
   Distribution fee (C Shares)                                        2                 (g)               (d)
   Distribution fee (G Shares)(e)                                    62                 89               160
Fees and expenses waived or reimbursed by
   the Advisor                                                        0                  0                (6)
Fees waived by CMD (Class G)                                        N/A                  0                 0
Fees waived by CMS                                                  N/A                (59)                0

(a) The Value Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b)  Class A shares were initially offered on November 25, 2002.

(c)  Class B shares were initially offered on November 25, 2002.

(d)  Class C shares were initially offered on November 25, 2002.

(e) On November 25, 2002, the Galaxy Equity Value Fund, Retail B shares were redesignated Class G shares.

(f) On November 25, 2002, the Galaxy Equity Value Fund, Retail A shares were redesignated Class T shares.

(g)  Rounds to less than one.


                                        m

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
COMMON STOCK FUND(A)                              2005            2004             2003(b)             2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                     $3,150             3,311             $5,470
Advisory fee waiver                                                 N/A               N/A               (115)
Administration fee                                                  281               297                479
Bookkeeping fee                                                      57               N/A                N/A
Shareholder service and transfer agent fee                          N/A                13                667
   Transfer Agent fee (A Shares)                                     20               N/A                N/A
   Transfer Agent fee (B Shares)                                      7               N/A                N/A
   Transfer Agent fee (C Shares)                                      1               N/A                N/A
   Transfer Agent fee (G Shares)                                     66               N/A                N/A
   Transfer Agent fee (T Shares)                                    424               N/A                N/A
   Transfer Agent fee (Z Shares)                                    354               N/A                N/A
   Distribution fee (Class A )                                      N/A               N/A                 (c)
   Distribution fee (Class B)                                        24                 4                  1
   Distribution fee (Class G)                                       156               208                290
   Distribution fee (Class C)                                         3                 1                N/A
   Service fee (Class A)                                             23               N/A                N/A
   Service fee (Class B)                                              8                 1                 (c)
   Service fee (Class G)                                             71                95                130
   Service fee (Class C)                                              1                (c)               N/A
   Service fee (Class T)                                            575               484                N/A
Fees waived by CMS                                                  N/A                 0                  0
(Class A)                                                            (c)              N/A                N/A
(Class B)                                                            (c)              N/A                N/A
(Class C)                                                           (cg)              N/A                N/A
(Class T)                                                            (6)              N/A                N/A
(Class G)                                                            (5)              N/A                N/A
(Class Z)                                                            (6)              N/A                N/A

(a) On November 18, 2002, the Galaxy Common Stock Fund, Prime A shares were redesignated Class A shares, the Galaxy Common Stock Fund, Prime B shares were redesignated Class B shares, the Galaxy Common Stock Fund, Retail B shares were redesignated Class G shares and the Galaxy Common Stock Fund, Retail A shares were redesignated Class T shares. Class C shares were initially offered on November 18, 2002.

(b) The Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c)  Rounds to less than one.


                                        n

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
SMALL CAP FUND                                    2005            2004             2003(a)             2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                    $10,191             $5,236            $4,741
Administration fee                                                  970                468               415
Bookkeeping fee                                                     139                 87               105
Shareholder service and transfer agent fee                          N/A                731               316
   Transfer Agent fee (A Shares)                                    163                N/A               N/A
   Transfer Agent fee (B Shares)                                     32                N/A               N/A
   Transfer Agent fee (C Shares)                                     50                N/A               N/A
   Transfer Agent fee (G Shares)                                     12                N/A               N/A
   Transfer Agent fee (T Shares)                                    148                N/A               N/A
   Transfer Agent fee (Z Shares)                                    937                N/A               N/A

   Service fee (A shares)(b)                                        427                 38                 0
   Service fee (B shares)(c)                                         82                  8                (g)
   Service fee (C shares)                                           130                  6                (d)
   Service fee (G shares)(e)                                         34                 26                24
   Service fee (T shares)(f)                                        453                319
   Distribution fee (A Shares)(b)                                   N/A                  0                (g)
   Distribution fee (B Shares)(c)                                   247                 23                 2
   Distribution fee (C shares)                                      390                 19                (d)
   Distribution fee (G Shares)(e)                                    73                 57                54
Fees and expenses waived or reimbursed by
   the Advisor                                                      (29)              (121)              (66)

(a) The Small Cap Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) On November 18, 2002, the Galaxy Small Cap Value Fund, Prime A shares were redesignated Class A shares.

(c) On November 18, 2002, the Galaxy Small Cap Value Fund, Prime B shares were redesignated Class B shares.

(d)  Class C shares were initially offered on November 18, 2002.

(e) On November 18, 2002, the Galaxy Small Cap Value Fund, Retail B shares were redesignated Class G shares.

(f) On November 18, 2002, the Galaxy Small Cap Value Fund, Retail A shares were redesignated Class T shares.

(g)  Rounds to less than one.


                                        o

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
SMALL COMPANY FUND                                2005            2004             2003(a)             2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                     $3,023             $2,185            $2,956
Administration fee                                                  270                195               257
Bookkeeping fee                                                      59                 54                70
Shareholder service and transfer agent fee                          N/A                789               201
   Transfer Agent fee (A Shares)                                      3                N/A               N/A
   Transfer Agent fee (B Shares)                                      2                N/A               N/A
   Transfer Agent fee (C Shares)                                      1                N/A               N/A
   Transfer Agent fee (G Shares)                                     19                N/A               N/A
   Transfer Agent fee (T Shares)                                    174                N/A               N/A
   Transfer Agent fee (Z Shares)                                    616                N/A               N/A

   Service fee (A shares)(b)                                          4                 (c)               (d)
   Service fee (B shares)(f)                                          3                 (c)               (e)
   Service fee (C shares)(g)                                          1                 (c)                0
   Service fee (G shares)(h)                                         18                 22                41
   Service fee (T shares)(i)                                        221                156                 0

   Distribution fee (B shares)(f)                                     8                 (c)               (e)
   Distribution fee (C shares)(g)                                     3                 (c)                0
   Distribution fee (G shares)(h)                                    39                 48                91
Fees and expenses waived or reimbursed
   by the Advisor                                                   N/A
                                                                                         0               (58)
Fees waived by CMD (G shares)                                       N/A                  0                (3)
Fees waived by CMS                                                  N/A                (26)              (22)
(Class A)                                                            (c)               N/A               N/A
(Class B)                                                            (c)               N/A               N/A
(Class C)                                                            (c)               N/A               N/A
(Class T)                                                           (14)               N/A               N/A
(Class G)                                                            (c)               N/A               N/A
(Class Z)                                                           (22)               N/A               N/A

(a) The Small Company Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) On November 18, 2002, the Galaxy Small Company Equity Fund, Prime A shares were redesignated Class A shares.

(c)  Rounds to less than one.

(d)  Prime A shares were not offered during the period.

(e)  Prime B shares were not offered during the period.

(f) On November 18, 2002, the Galaxy Small Company Equity Fund, Prime B shares were redesignated Class B shares.

(g)  Class C shares were initially offered on November 18, 2002.

(h) On November 18, 2002, the Galaxy Small Company Equity Fund, Retail B shares were redesignated Class G shares.

(i) On November 18, 2002, the Galaxy Small Company Equity Fund l Retail A shares were redesignated Class T shares.


                                        p

                                               Year ended      Year ended    Eleven months ended    Year Ended
                                             September 30,   September 30,      September 30,      October 31,
DIVIDEND FUND                                     2005            2004             2003(a)             2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                    $1,489             $1,227             $ 381
Advisory fee waiver                                                (59)                (4)             (102)
Bookkeeping Fee                                                     48                 41                40
Administration fee                                                 133                109                33
Shareholder service and transfer agent fee                         N/A                N/A                24
   Transfer Agent fee (A Shares)                                     8                N/A               N/A
   Transfer Agent fee (B Shares)                                    10                N/A               N/A
   Transfer Agent fee (C Shares)                                     2                N/A               N/A
   Transfer Agent fee (G Shares)                                    21                N/A               N/A
   Transfer Agent fee (T Shares)                                   237                N/A               N/A
   Transfer Agent fee (Z Shares)                                   152                N/A               N/A

   Distribution fee (Class A Shares)                               N/A                  0                (d)
   Distribution fee (Class B Shares)                                36                  2                (d)
   Distribution fee (Class C Shares)                                 8                 (e)               (d)
   Distribution fee (Class G Shares)(c)                             52                 61                16
   Service Fee (Class A)                                            10
   Service fee (Class B Shares)                                     12                 (e)               (d)
   Service fee (Class C Shares)                                      3                 (e)               (d)
   Service fee (Class T Shares)(b)                                 306                246               N/A
   Service fee (Class G Shares) (c)                                 24                 28                 7
Fees waived by CMD (G Shares)                                       (e)                 0                (e)
Fees waived by CMS                                                 N/A                 (e)               (4)
(Class A)                                                           (e)               N/A               N/A
(Class B)                                                           (e)               N/A               N/A
(Class C)                                                           (e)               N/A               N/A
(Class T)                                                          (12)               N/A               N/A
(Class G)                                                           (e)               N/A               N/A
(Class Z)                                                          (11)               N/A               N/A

(a) The Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) On November 25, 2002, the Fund's Retail A shares were redesignated Class T shares.

(c) On November 25, 2002, the Fund's Retail B shares were redesignated Class G shares.

(d)  Classes A, B and C shares were initially offered on November 25, 2002.

(e)  Rounds to less than one.


                                        q

Fleet Bank, an affiliate of the former FleetBoston Financial Corporation, was paid a fee for Sub-Account Services performed with respect to Trust Shares of the Funds held by defined contribution plans. Pursuant to an agreement between Fleet Bank and PFPC, Fleet Bank was paid $21.00 per year for each defined contribution plan participant account. For the fiscal year ended October 31, 2002, Fleet Bank received $2,555,258 for Sub-Account Services. PFPC bore this expense directly, and shareholders of Trust Shares of the Predecessor Funds bore this expense indirectly through fees paid to PFPC for transfer agency services.

BROKERAGE COMMISSIONS (DOLLARS IN THOUSANDS)

For the fiscal yeasr ended September 30, 2005 and September 30, 2004, the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002, the Funds paid brokerage commissions as shown in the tables below. During the fiscal year ended September 30, 2004, certain Funds effected a portion of their portfolio transactions through Fleet Securities, Inc. and Banc of America Securities. During the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002, certain Funds effected a portion of their portfolio transactions through Quick & Reilly Institutional Trading ("Quick & Reilly"), a division of the former Fleet Securities, Inc., which was an affiliate of the Advisor, and Robertson Stephens Inc. ("Robertson Stephens"), which also was an affiliate of the Advisor.

The table below discloses (1) the aggregate amount of commissions paid to Fleet Securities, Inc. and Banc of America Securities by the Funds during the fiscal year ended September 30, 2005, (2) the aggregate amount of commissions paid to Quick & Reilly and Robertson Stephens by the Funds during the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002, (3) the percentage of each Fund's aggregate brokerage commissions for the fiscal year ended September 30, 2004 that was paid to Fleet Securities, Inc. and Banc of America Securities; (4) the percentage of each Fund's aggregate brokerage commissions for the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002, that was paid to Quick & Reilly and Robertson Stephens,
(5) the percentage of each Fund's aggregate dollar amount of transactions that involved payment of commissions that was effected through Fleet Securities, Inc. and Banc of America Securities during the fiscal year ended September 30, 2004 and (6) the percentage of each Fund's aggregate dollar amount of transactions that involved payment of commissions that was effected through Quick & Reilly and Robertson Stephens during the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002.

In addition, the table below discloses the soft dollar commissions paid by the Funds during the fiscal years ended September 30, 2005 and September 30, 2004, the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002.

                                                                       Year ended     Year ended   Eleven months ended   Year ended
                                                                     September 30,  September 30,     September 30,     October 31,
ASSET ALLOCATION FUND                                                     2005           2004            2003(a)            2002
-------------------------------------------------------------------  -------------  -------------  -------------------  -----------
Total commissions                                                                       $ 547             $1,013           $438
Soft dollar commissions                                                                    67                 18            100
Aggregate commissions to Quick & Reilly and Robertson Stephens                             (b)                 0              0
% of aggregate commissions to Quick & Reilly and Robertson Stephens                        (b)              0.00%          0.00%
% of aggregate commission transactions effected through Quick &
   Reilly and Robertson Stephens                                                           (b)              0.00%          0.00%
% of aggregate commissions to Banc of America Securities                                 0.22%                (b)            (b)
% of aggregate commissions transactions effected through Banc of                         0.24%                (b)            (b)
   America Securities

(a) The Asset Allocation Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

                                                                       Year ended     Year ended   Eleven months ended  Year ended
                                                                     September 30,  September 30,     September 30,     October 31,
GROWTH FUND                                                               2005           2004            2003(a)            2002
-------------------------------------------------------------------  -------------  -------------  -------------------  -----------
Total commissions                                                                      $3,739             $ 902            $1,925
Soft dollar commissions                                                                   615                73               123
Aggregate commissions to Quick & Reilly and Robertson Stephens                             (b)                0                 0
% of aggregate commissions to Quick & Reilly and Robertson Stephens                        (b)             0.00%             0.00%
% of aggregate commission transactions effected through Quick &
   Reilly and Robertson Stephens                                                           (b)             0.00%             0.00%


                                        r

                                                             Year ended      Year ended    Eleven months ended    Year ended
                                                           September 30,   September 30,      September 30,      October 31,
GROWTH FUND                                                     2005            2004             2003(a)             2002
--------------------------------------------------------   -------------   -------------   -------------------   -----------
% of aggregate commissions to Fleet Securities, Inc.                           0.00%               (b)               (b)
% of aggregate commissions transactions effected through
   Fleet Securities, Inc.                                                      0.00%               (b)               (b)
% of aggregate commissions to Banc of America Securities                       0.14%               (b)               (b)
% of aggregate commissions transactions effected through
Banc of America Securities                                                     0.25%               (b)               (b)

(a) The Growth Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

                                                             Year ended      Year ended    Eleven months ended    Year ended
                                                           September 30,   September 30,      September 30,      October 31,
VALUE FUND                                                      2005            2004             2003(a)             2002
--------------------------------------------------------   -------------   -------------   -------------------   -----------
Total commissions                                                             $  516             $  264            $1,515
Soft dollar commissions                                                           16                 20               405
Aggregate commissions to Quick & Reilly and Robertson
   Stephens                                                                       (b)                 0                 0
% of aggregate commissions to Quick & Reilly and
   Robertson Stephens                                                             (b)              0.00%             0.00%
% of aggregate commission transactions effected through
   Quick & Reilly and Robertson Stephens                                          (b)              0.00%             0.00%
Aggregate commissions to Fleet Securities, Inc.                                5,964                 19               N/A
% of aggregate commissions to Fleet Securities, Inc.                            1.83%              7.26%              N/A
% of aggregate commission transactions effected through
   Fleet Securities, Inc.                                                       0.61%             13.67%              N/A
Aggregate commissions to Banc of America Securities.                               0                 19               N/A
% of aggregate commissions to Banc of America Securities                        0.14%                (b)               (b)
% of aggregate commissions transactions effected through
   Banc of America Securities                                                   0.25%                (b)               (b)

(a) The Value Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

                                                             Year ended      Year ended    Eleven months ended    Year ended
                                                           September 30,   September 30,      September 30,      October 31,
COMMON STOCK FUND                                               2005            2004             2003(a)             2002
--------------------------------------------------------   -------------   -------------   -------------------   -----------
Total commissions                                                             $1,057              $ 948             $ 609
Soft dollar commissions                                                          127                105                25
Aggregate commissions to Quick & Reilly and Robertson
   Stephens                                                                       (b)                 0                 0
% of aggregate commissions to Quick & Reilly and
   Robertson Stephens                                                             (b)              0.00%             0.00%
% of aggregate commission transactions effected through
   Quick & Reilly and Robertson Stephens                                          (b)              0.00%             0.00%
Aggregate commissions to Fleet Securities                                          0                281                (b)
% of aggregate commissions to Fleet Securities                                  0.00%              6.38%               (b)
% of aggregate commissions transactions effected through
   Fleet Securities, Inc.                                                       0.00%              0.00%               (b)
Aggregate commissions to Banc of America Securities                                0                 (b)               (b)
% of aggregate commissions to Banc of America Securities                        0.00%                (b)               (b)
% of aggregate commissions transactions effected through
   Banc of America Securities                                                      0%                (b)               (b)


                                        s

(a) The Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

                                                             Year ended      Year ended    Eleven months ended    Year ended
                                                           September 30,   September 30,      September 30,      October 31,
SMALL CAP FUND                                                  2005            2004             2003(a)             2002
--------------------------------------------------------   -------------   -------------   -------------------   -----------
Total commissions                                                             $2,514             $1,247            $1,209
Soft dollar commissions                                                           46                  0                 0
Aggregate commissions to Quick & Reilly and Robertson
   Stephens                                                                       (b)                 0                 0
% of aggregate commissions to Quick & Reilly and
   Robertson Stephens                                                             (b)              0.00%             0.00%
% of aggregate commission transactions effected through
   Quick & Reilly and Robertson Stephens                                          (b)              0.00%             0.00%

(a) The Small Cap Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

                                                             Year ended      Year ended    Eleven months ended    Year ended
                                                           September 30,   September 30,      September 30,      October 31,
SMALL COMPANY FUND                                              2005            2004             2003(a)             2002
--------------------------------------------------------   -------------   -------------   -------------------   -----------
SMALL COMPANY FUND
Total commissions                                                              $1,058             $2,550            $1,839
Soft dollar commissions                                                            72                  5                12
Aggregate commissions to Quick & Reilly and Robertson
   Stephens                                                                        (b)                 0                 0
% of aggregate commissions to Quick & Reilly and
   Robertson Stephens                                                              (b)              0.00%             0.00%
% of aggregate commission transactions effected through
   Quick & Reilly and Robertson Stephens                                           (b)              0.00%             0.00%

(a) The Small Company Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.


                                        t

                                                                       Year ended     Year ended   Eleven months ended   Year ended
                                                                     September 30,  September 30,     September 30,     October 31,
DIVIDEND FUND                                                             2005           2004            2003(a)            2002
-------------------------------------------------------------------  -------------  -------------  -------------------  -----------
Total commissions                                                                        $158            $  76             $ 224
Soft dollar commissions                                                                  $ 24                1                 2
Aggregate commissions to Quick & Reilly and Robertson Stephens                             (b)               0                 0
% of aggregate commissions to Quick & Reilly and Robertson Stephens                        (b)               0%             0.00%
% of aggregate commission transactions effected through Quick &
   Reilly and Robertson Stephens                                                           (b)               0%             0.00%
Aggregate commissions to Fleet Securities                                                   0               21               N/A
% of aggregate commissions to Fleet Securities                                              0%            0.29%              N/A

(a)  Quick & Reilly and Robertson Stephens are no longer used for transactions.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

The Trust is required to identify any securities of its "regular brokers or dealers" that the Funds have acquired during their most recent fiscal year. At September 30, 2005, the Funds held securities of their regular brokers or dealers as set forth below:

ASSET ALLOCATION FUND

          Broker/Dealer      Value
          [___________]   [_________]

VALUE FUND

          Broker/Dealer      Value
          [___________]   [_________]

DIVIDEND FUND

          Broker/Dealer      Value
          [___________]   [_________]

COMMON STOCK FUND

          Broker/Dealer      Value
          [___________]   [_________]

GROWTH FUND

          Broker/Dealer      Value
          [___________]   [_________]

SMALL COMPANY FUND

          Broker/Dealer      Value
          [___________]   [_________]

TRUSTEES AND TRUSTEES' FEES

Fund Complex consists of the following funds:


                                        u

The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia Funds Trust VII, the series of Liberty Variable Investment Trust and 8 closed-end or interval management investment company portfolios (the "Liberty Funds").

The series of Columbia Funds Trust VIII, the series of Columbia Funds Trust IX, the series of Columbia Funds Trust XI and the series of SteinRoe Variable Investment Trust (the "Stein Roe Funds").

Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (the "All-Star Funds").

Columbia Management Multi-Strategy Hedge Fund, LLC.

Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust (the "Columbia Funds").

The series of The Galaxy Funds (the "Galaxy Funds").

The series of Columbia Acorn Trust and the series of Wanger Advisors Trust (the "Acorn Funds" and "WAT Funds," respectively).

The Advisor or its affiliates pay the compensation of all the officers of the funds in the Fund Complex advised by the Advisor, including the Trustees who are affiliated with the Advisor. For the fiscal year ended _____________, 2005 and the calendar year ended December 31, 2004, the Trustees received the following compensation for serving as Trustees:

                                               Aggregate      Total Compensation from
                            Pension or       Compensation        the Columbia Fund
                            Retirement       from the Fund      Complex Paid to the
                         Benefits Accrued   for the Fiscal   Trustees for the Calendar
                            as Part of        Year ended             Year Ended
Trustee                 Fund Expenses (b)    _______, 2005     December 31, 2004 (a)
---------------------   -----------------   --------------   -------------------------
Douglas A. Hacker             [___]            [___]                  115,500
Janet Langford Kelly          [___]            [___]                  101,500
Richard W. Lowry              [___]            [___]                  128,150
                              [___]            [___]
William E. Mayer              [___]            [___]                  133,150
Charles R. Nelson             [___]            [___]                  155,073
John J. Neuhauser             [___]            [___]                  143,568
Patrick J. Simpson            [___]            [___](e)                64,234
Thomas Stitzel                [___]            [___]                  103,500
Thomas C. Theobald(c)         [___]            [___]                  110,250
Anne-Lee Verville(d)          [___]            [___]                  128,250
Richard L. Woolworth          [___]            [___]                   64,234

(a) As of December 31, 2004, the Fund Complex consisted of 127 open-end and 11 closed-end management investment company portfolios.

(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(c) During the fiscal year ended _________, 2005, and the calendar year ended December 31, 2004, Mr. Theobald deferred $_____ of his compensation from the Fund and $90,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Theobald's account under that plan was $157,328.

(d) During the fiscal year ended ____________, 2005, and the calendar year ended December 31, 2004, Ms. Verville deferred $_____ of her compensation from the Fund and $55,000 of her total compensation from the Fund Complex, pursuant to the deferred compensation plan. At December 31, 2004, the value of Ms. Verville's account under that plan was $653,275.

(e) During the fiscal year ended __________, 2005, Mr. Simpson deferred $_______ of his compensation from the Fund pursuant to the deferred compensation plan. During the calendar year ended December 31, 2004, Mr. Simpson deferred $129,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Simpson's account under that plan was $ 143,646.

ROLE OF THE BOARD OF TRUSTEES

The Trustees of the Funds are responsible for the overall management and supervision of the Fund's affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with service providers for the Fund and review the Fund's performance. The Trustees have created several committees to perform specific functions for the Fund. Mr. Theobald was elected Chairman of the Board of Trustees of the Liberty Funds, Stein Roe Funds and Columbia Funds effective December, 2003.

AUDIT COMMITTEE

Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board of Trustees of the Funds. Prior to October 2003, Ms. Verville and Messrs. Hacker, Nelson and Neuhauser were members of the Audit Committee of the Board of Trustees of the Fund. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Funds and certain service providers. For the period October 1, 2004 through September 30, 2005, the Audit Committee convened [ ] times.

GOVERNANCE COMMITTEE

Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald were members of the Governance Committee of the Board of Trustees of the Fund. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Funds. For the period October 1, 2004 through September 30, 2005, the Governance Committee convened [___] times.

ADVISORY FEES & EXPENSES COMMITTEE

Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald were members of the Advisory Fees and Expenses Committee of the Board of Trustees of the Fund. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. For the period October 1, 2004 through September 30, 2005, the Advisory Fees & Expenses Committee convened [___] times.

COMPLIANCE COMMITTEE

Ms. Kelly, Messrs. Nelson and Simpson and Ms. Verville are members of the Compliance Committee of the Board of Trustees of the Funds. Prior to August 10, 2004, Ms. Kelly, Mr. Nelson and Ms. Verville were members of the Compliance Committee of the Board of Trustees of the Funds. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Trust. The Committee uses legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Trust's investment adviser, principal underwriter and transfer agent. For the fiscal year ended September 30, 2005, the Compliance Committee convened [___] times.

INVESTMENT OVERSIGHT COMMITTEES

Beginning in 2004, each Trustee of the Funds also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Columbia Funds Complex and gives particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Complex in which they review:

     IOC #1: Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing Funds in the following asset categories: Large Growth Diversified, Large Growth Concentrated, Small Growth, Outside Managed (i.e., sub-advised), Municipal and Bank Loan.

     IOC #2: Messrs. Hacker and Ms. Verville are responsible for reviewing Funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed Income - Multi Sector and Fixed Income - Core and Young Investor.


                                        w

     IOC #3: Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing Funds in the following asset categories: Large Value, Mid Cap Value, Small Value, Asset Allocation, High Yield and Money Market.

     IOC #4: Messrs. Nelson, Simpson and Woolworth are responsible for reviewing Funds in the following asset categories:
               Large/Multi-Cap Blend, Mid Cap Growth, Small Growth, Asset Allocation, Specialty Equity, Taxable Fixed Income.

SHARE OWNERSHIP

The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004 (i) in each Fund and (ii) in the Funds in the Columbia Funds Complex.

                          Dollar Range of Equity   Dollar Range of Equity   Dollar Range of Equity   Dollar Range of Equity
                         Securities Owned in the     Securities Owned in      Securities Owned in      Securities Owned in
    Name of Trustee       Asset Allocation Fund        the Growth Fund          the Value Fund        the Common Stock Fund
----------------------   -----------------------   ----------------------   ----------------------   ----------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                   $0                       $0                       $0                       $0
Janet Langford Kelly                $0                       $0                       $0                       $0
Richard W. Lowry                    $0                       $0                       $0                       $0
   Charles R. Nelson         $50,001-$100,000                $0                       $0                       $0
John J. Neuhauser                   $0                       $0                       $0                       $0
Patrick J. Simpson                  $0                       $0                       $0                       $0
Thomas E. Stitzel                   $0                       $0                       $0                       $0
Thomas C. Theobald                  $0                       $0                $10,001 - $50,000               $0
Anne-Lee Verville                   $0                       $0                       $0                       $0
Richard L. Woolworth                $0                       $0                       $0                       $0

INTERESTED TRUSTEES
William E. Mayer                    $0                       $0                       $0                       $0

                          Dollar Range of Equity   Dollar Range of Equity   Dollar Range of Equity
                         Securities Owned in the     Securities Owned in      Securities Owned in
    Name of Trustee           Small Cap Fund       the Small Company Fund      the Dividend Fund
----------------------   -----------------------   ----------------------   ----------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                   $0                       $0                       $0
Janet Langford Kelly                $0                       $0                       $0
Richard W. Lowry                    $0                       $0                       $0
Charles R. Nelson                   $0                       $0                       $0
John J. Neuhauser                   $0                       $0                       $0
Patrick J. Simpson                  $0                       $0                       $0
Thomas E. Stitzel                   $0                       $0                       $0
Thomas C. Theobald                  $0                       $0                       $0
Anne-Lee Verville                   $0                       $0                       $0
Richard L. Woolworth                $0                       $0                       $0

INTERESTED TRUSTEES
William E. Mayer                    $0                       $0                       $0

                         Aggregate Dollar Range of Equity Securities
                          Owned in All Funds Overseen by Trustee in
    Name of Trustee                 Columbia Funds Complex
----------------------   -------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                       Over $100,000
Janet Langford Kelly                    Over $100,000
Richard W. Lowry                        Over $100,000
Charles R. Nelson                       Over $100,000
John J. Neuhauser                       Over $100,000
Patrick J. Simpson                      Over $100,000
Thomas E. Stitzel                       Over $100,000
Thomas C. Theobald                      Over $100,000
Anne-Lee Verville                             $0
Richard L. Woolworth                    Over $100,000
INTERESTED TRUSTEES
William E. Mayer                      $50,001 - $100,000

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Fund's portfolio managers managed as of May 31, 2005.

                      OTHER SEC-REGISTERED
                    OPEN-END AND CLOSED-END   OTHER POOLED INVESTMENT
PORTFOLIO MANAGER            FUNDS                    VEHICLES            OTHER ACCOUNTS
-----------------   -----------------------   -----------------------   ------------------
                       Number of                 Number of              Number of
                        accounts   Assets         accounts   Assets      accounts   Assets
                       ---------   ------        ---------   ------     ---------   ------
Name[*]
Name
Name

[* Information for Mr./Ms. [___], who began managing the Predecessor Fund after its fiscal year end, is as of [recent practicable date].]

See "Management--Portfolio Transactions--Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how the Adviser addresses potential conflicts of interest resulting from an individual's management of more than one account.

OWNERSHIP OF SECURITIES

The table below shows the dollar ranges of shares of the Predecessor Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio managers listed above at the end of the Predecessor Fund's most recent fiscal year:

                    Dollar  Range  of  Equity  Securities  in the  Fund
Portfolio Manager                    Beneficially Owned
-----------------   ---------------------------------------------------
Name[*]

[* Information for Mr./Ms. [___], who began managing the Fund after its most recent fiscal year end, is as of [recent practicable date].]


                                        y

COMPENSATION

As of the Predecessor Fund's most recent fiscal year end, the portfolio managers received all of their compensation from the Adviser and its parent company, Columbia Management Group, in the form of salary, bonus, stock options and restricted stock. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmark[s] noted below, emphasizing the manager's three- and five-year performance. The Adviser may also consider the portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall business performance.

PORTFOLIO MANAGER             PERFORMANCE BENCHMARK
---------------------------   ---------------------
[Name of Portfolio Manager]   [Benchmark]

The size of the overall bonus pool each year is determined by Columbia Management Group and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser's profitability for the year, which is influenced by assets under management.

OWNERSHIP OF THE FUNDS

As of record on December 31, 2005, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of the Funds.

As of record on December 31, 2005, the following shareholders of record owned 5% or more of the shares of the classes of the Funds noted below:

COLUMBIA ASSET ALLOCATION FUND

                                            Percent of
    Shareholder (name and address)       Class Total (%)
--------------------------------------   ---------------
CLASS Z SHARES

GALES & CO                                     6.16
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                     9.00
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

CLASS C SHARES

CITIGROUP GLOBAL MARKETS, INC.                 6.91
333 W 34TH ST
NEW YORK NY 10001-2402

AMERICAN ENTERPRISE INVESTMENT SVCS            9.45
PO BOX 9446
MINNEAPOLIS MN 55440-9446

AMERICAN ENTERPRISE INVESTMENT SVCS            6.69
PO BOX 9446
MINNEAPOLIS MN 55440-9446


                                        z

COLUMBIA DISCIPLINED VALUE FUND

                                            Percent of
    Shareholder (name and address)       Class Total (%)
--------------------------------------   ---------------
CLASS A SHARES

COLUMBIA MANAGEMENT ADVISORS INC               5.63
245 SUMMER ST FL 3
BOSTON MA 02210-1129

PERSHING LLC                                  18.26
P.O. BOX 2052
JERSEY CITY NJ 07303-2052

CLASS Z SHARES

GALES & CO                                    24.60
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                    42.67
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                    14.62
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

CLASS C SHARES

NFSC                                           9.80
FBO JOHN BOLES
603 W OJAI AVE
OJAI CA 93023-3732

MERRILL LYNCH PIERCE FENNER & SMITH           26.68
FOR THE SOLE BENEFIT OF  ITS CUSTOMERS
4800 DEER LAKE DR E FL 3
JACKSONVILLE FL 32246-6484

FIRST CLEARING LLC                             8.76
20 SLEEPY HOLLOW DRIVE
MONROE CT 06468-1652

COLUMBIA INTERNATIONAL EQUITY FUND

                                            Percent of
    Shareholder (name and address)       Class Total (%)
--------------------------------------   ---------------
CLASS A SHARES


                                       aa

UBS FINANCIAL SERVICES INC. FBO                 8.82
MICHAEL PAPPAS
GRACE PAPPAS JTWROS
35 MEADOW LN
MANCHESTER CT 06040-5545

F JAMES SHURTLEFF                              22.37
PO BOX 149
OGDENSBURG NY 13669-0149

CLASS Z SHARES

GALES & CO                                     27.91
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                     10.40
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                     58.41
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

CLASS C SHARES

NFSC                                            6.46
FBO J TIMOTHY STEBBINS
2106 ALYSSA JADE DR
HENDERSON NV 89052-7124

FIRST CLEARING LLC                             12.28
10300 AMBERSIDE COURT
ROSWELL GA 30076-3755

PRIMEVEST FINANCIAL SERVICES FBO                8.21
BRIAN L POTTER
P O BOX 283
400 1ST ST S STE 300
SAINT CLOUD MN 56301-3661

PRIMEVEST FINANCIAL SERVICES FBO                5.79
LESLIE ARENDALE
P O BOX 283
400 1ST ST S STE 300
SAINT CLOUD MN 56301-3661


                                       bb

A G EDWARDS & SONS INC FBO                                 26.16
ELIZABETH WOLF PAULES
1 N JEFFERSON AVE
SAINT LOUIS MO 63103-2205

LPL FINANCIAL SERVICES                                      6.34
9785 TOWNE CENTRE DR
SAN DIEGO CA 92121-1968

LPL FINANCIAL SERVICES                                      8.39
9785 TOWNE CENTRE DR
SAN DIEGO CA 92121-1968

LPL FINANCIAL SERVICES                                      5.76
9785 TOWNE CENTRE DR
SAN DIEGO CA 92121-1968

COLUMBIA SMALL CAP FUND

                                                         Percent of
Shareholder (name and address)                        Class Total (%)
------------------------------                        ---------------
CLASS Z SHARES

GALES & CO
FLEET INVESTMENT SERVICES                                  22.57
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO
FLEET INVESTMENT SERVICES                                  28.21
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO
FLEET INVESTMENT SERVICES                                  11.90
159 E MAIN ST
ROCHESTER NY 14638-0001

BANK OF AMERICA NA                                          8.18
411 N AKARD ST
DALLAS TX 75201-3307

CLASS C SHARES

CITIGROUP GLOBAL MARKETS, INC.                              5.02
333 W 34TH ST
NEW YORK NY 10001-2402

MERRILL LYNCH PIERCE FENNER & SMITH                         6.55


                                       cc

FOR THE SOLE BENEFIT OF
ITS CUSTOMERS

4800 DEER LAKE DR E FL 3
JACKSONVILLE FL 32246-6484

CLASS A SHARES

CHARLES SCHWAB & CO INC                                    32.05
SPECIAL CUSTODY ACCT FOR EXCLUSIVE
OF CUSTOMERS
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4122

CLASS T SHARES

CHARLES SCHWAB & CO INC                                    19.80
SPECIAL CUSTODY ACCT FOR EXCLUSIVE
OF CUSTOMERS
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4122

COLUMBIA SMALL COMPANY EQUITY FUND

                                                         Percent of
Shareholder (name and address)        Share Balance   Class Total (%)
------------------------------        -------------   ---------------
CLASS A SHARES

FLEET NATIONAL BANK                                        26.35
FBO BRISTOL HOSPITAL
PO BOX 92750
ROCHESTER NY 14692-8850

CLASS Z SHARES

GALES & CO                                                 32.09
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                                  6.14
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                                  9.38
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

AMVESCAP NATIONAL TRUST CO AS AGENT                        42.47
FOR FLEET NATIONAL BANK FBO


                                       dd

FLEETBOSTON FINANCIALSAVINGS PLUS
PO BOX 105779
ATLANTA GA 30348-5779

CLASS C SHARES

AMERICAN ENTERPRISE INVESTMENT SVCS                         6.80
PO BOX 9446
MINNEAPOLIS MN 55440-9446

COLUMBIA DIVIDEND INCOME FUND

                                                         Percent of
Shareholder (name and address)        Share Balance   Class Total (%)
-----------------------------------   -------------   ---------------
CLASS Z SHARES

GALES & CO                                                 70.19
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                                 11.39
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                                  9.84
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

CLASS C SHARES

MERRILL LYNCH PIERCE FENNER & SMITH                        12.64
FOR THE SOLE BENEFIT OF
ITS CUSTOMERS

4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

SALES CHARGES (DOLLARS IN THOUSANDS)

PFPC Distributors served as distributor for the Funds until July 22, 2002. PFPC Distributors, an indirect wholly owned subsidiary of PNC Financial Services Group, is a registered broker-dealer with principal offices located at 400 Bellevue Parkway, Wilmington, Delaware 19809. Prior to January 2, 2001, Provident Distributors, Inc. ("PDI") served as distributor for the Predecessor Funds.

During the fiscal years ended September 30, 2005 and September 30, 2004, the eleven months ended September 30, 2003 and the year ended October 2002, CMD, PFPC Distributors, PDI and received sales charges as follows:


                                       ee

                                CLASS A SHARES(A)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
ASSET ALLOCATION FUND                                      2005            2004             2003(b)             2002
---------------------------------------------------   -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund share sales                        $56                $53                $0
Initial sales charges retained by CMD                                        8                  1                 0
Aggregate contingent deferred sales charges
   (CDSC) on Fund redemptions retained by CMD                                0                  0                 0

                                CLASS B SHARES(C)

                                                       Year ended       Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                               $10                 $2                $2

                                CLASS C SHARES(D)

                                                       Year ended      Year ended    Eleven months ended
                                                     September 30,   September 30,      September 30,
                                                          2005            2004             2003(b)
                                                     -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                        (g)                 $0

                                CLASS G SHARES(E)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                               $123               $239              $333

                                CLASS T SHARES(F)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005           2004              2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund share sales                         $6                $ 2               $123
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                                 0                 24                  0

(a) On November 18, 2002, the Galaxy Asset Allocation Fund, Prime A shares were redesignated Class A shares.

(b) The Asset Allocation Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c) On November 18, 2002, the Galaxy Asset Allocation Fund, Prime B shares were redesignated Class B shares.

(d)  Class C shares were initially offered on November 18, 2002.

(e) On November 18, 2002, the Galaxy Asset Allocation Fund, Retail B shares were redesignated Class G shares.

(c) On November 18, 2002, the Galaxy Asset Allocation Fund, Retail A shares were redesignated Class T shares.

(d)  Rounds to less than one.


                                       ff

                                CLASS A SHARES(A)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
GROWTH FUND
Aggregate initial sales charges on Fund share sales                        $123               $143               $0
Initial sales charges retained by CMD                                         9                  2                0
Aggregate contingent deferred sales charges (CDSC)
   on Fund redemptions retained by CMD                                        0                  0                0

                               CLASS B SHARES (C)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                                $5               $(a)               $(a)

                                CLASS C SHARES(D)

                                                       Year ended      Year ended    Eleven months ended
                                                     September 30,   September 30,      September 30,
                                                          2005            2004             2003(b)
                                                     -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                        (g)                 $0

                               CLASS G SHARES (E)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                              $126                166               $205

                                CLASS T SHARES(F)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Predecessor Fund
   share sales                                                             $17                $ 5               $302
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                                 0                 23                  0

(a) On November 18, 2002, the Galaxy Equity Growth Fund, Prime A shares were redesignated Class A shares.

(b) The Growth Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c) On November 18, 2002, the Galaxy Equity Growth Fund, Prime B shares were redesignated Class B shares.

(d)  Class C shares were initially offered on November 18, 2002.

(e) On November 18, 2002, the Galaxy Equity Growth Fund, Retail B shares were redesignated Class G shares.

(f) On November 18, 2002, the Galaxy Equity Growth Fund, Retail A shares were redesignated Class T shares.

(g)  Rounds to less than one.


                                       gg

                                CLASS A SHARES(B)

                                                        Year ended      Year ended    Eleven months ended
                                                      September 30,   September 30,      September 30,
VALUE FUND                                                 2005            2004             2003(a)
---------------------------------------------------   -------------   -------------   -------------------
Aggregate initial sales charges on Fund share sales                        $23                $39
Initial sales charges retained by CMD                                        4                 (g)
Aggregate contingent deferred sales charges (CDSC)
   on Fund redemptions retained by CMD                                       0                  0

                                CLASS B SHARES(C)

                                                        Year ended      Year ended    Eleven months ended
                                                      September 30,   September 30,      September 30,
                                                           2005            2004             2003(a)
                                                      -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                                $1                 $0

                                CLASS C SHARES(D)

                                                        Year ended      Year ended    Eleven months ended
                                                      September 30,   September 30,      September 30,
                                                           2005            2004             2003(a)
                                                      -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                          $0                 $0

                                CLASS G SHARES(E)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions
   received by PFPC Distributors and PDI                                   (g)                $31               $37

                                CLASS T SHARES(F)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund
   share sales                                                             $ 6               $1,343             $78
Aggregate CDSC on Fund redemptions retained
   by CMD, PFPC
   Distributors and PDI                                                     21                    0               0

(a) The Value Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b)  Class A shares were initially offered on November 25, 2002.

(c)  Class B shares were initially offered on November 25, 2002.

(d)  Class C shares were initially offered on November 25, 2002.

(e) On November 25, 2002, the Galaxy Equity Value Fund, Retail B shares were redesignated Class G shares.

(f) On November 25, 2002, the Galaxy Equity Value Fund, Retail A shares were redesignated Class T shares.

(g)  Rounds to less than one.


                                       hh

                                CLASS A SHARES(B)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
COMMON STOCK FUND                                          2005            2004             2003(a)             2002
---------------------------------------------------   -------------   -------------   -------------------   -----------
Initial sales charges retained by CMD                                      $50                 $4                $7
Aggregate contingent deferred sales charges (CDSC)
   on Fund redemptions retained by CMD                                       8                  0                 0

                                CLASS B SHARES(C)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions
   received by CMD                                                          $6                $901              $794

                                CLASS C SHARES(D)

                                                        Year ended       Year ended    Eleven months ended
                                                      September, 30,   September 30,      September 30,
                                                           2005             2004             2003(a)
                                                      --------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                          (g)                 $0

                                CLASS G SHARES(E)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions
   received by PFPC Distributors, PDI and/or FD
   Distributors                                                            $47                $91               $163

                                CLASS T SHARES(F)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund share sales                         $7               $1,654             $122
Aggregate CDSC on Fund redemptions retained by
   CMD, PFPC Distributors and/or FD Distributors                             0                    0                0

(a) The Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) On December 9, 2002, the Fund's, Prime A shares were redesignated Class A shares.

(c) On December 9, 2002, the Fund's, Prime B shares were redesignated Class B shares.

(d)  Class C shares were initially offered on December 9, 2002.

(e) On December 9, 2002, the Fund's, Retail B shares were redesignated Class G shares.

(f) On December 9, 2002, the Fund's, Retail A shares were redesignated Class T shares.

(g)  Rounds to less than one.

                                CLASS A SHARES(A)

                                                                   Year ended        Year ended    Eleven months Ended    Year ended
                                                                 September 30,     September 30,      September, 30      October 31,
SMALL CAP FUND                                                        2005              2004             2003(b)             2002
------------------------------------------------------------   -----------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund share sales                                    $1,402              $563               $5
Initial sales charges retained by CMD                                                     193                58                0
Aggregate contingent deferred sales charges (CDSC) on Fund
   redemptions retained by CMD                                                              1                 7                0

                                CLASS B SHARES(D)

                                                                   Year ended        Year ended    Eleven months Ended    Year ended
                                                                 September 30,     September 30,      September, 30      October 31,
                                                                      2005              2004             2003(b)             2002
                                                               -----------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions received by
   PFPC Distributors and PDI                                                             $57                $5               (c)

                                CLASS C SHARES(E)

                                                                   Year ended        Year ended    Eleven months Ended
                                                                 September 30,     September 30,      September, 30
                                                                      2005              2004             2003(b)
                                                               -----------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                                      $20                (c)

                                CLASS G SHARES(F)

                                                                   Year ended        Year ended    Eleven months Ended    Year ended
                                                                 September 30,     September 30,      September, 30      October 31,
                                                                      2005              2004             2003(b)             2002
                                                               -----------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions received by
   PFPC Distributors and PDI                                                            $19                $27               $17

                                CLASS T SHARES(G)

                                                                   Year ended        Year ended    Eleven months Ended    Year ended
                                                                 September 30,     September 30,      September, 30      October 31,
                                                                      2005              2004             2003(b)             2002
                                                               -----------------   -------------   -------------------   -----------
Aggregate initial sales charges on Predecessor Fund share
   sales                                                                                 $8                $10               $423
Aggregate CDSC on Fund redemptions retained by CMD, PFPC
   Distributors and PDI                                                                   2                  2                  0

(a) On November 18, 2002, the Galaxy Small Cap Value Fund, Prime A shares were redesignated Class A shares.

(b) The Small Cap Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c)  Rounds to less than one.

(d) On November 18, 2002, the Galaxy Small Cap Value Fund, Prime B shares were redesignated Class B shares.

(e)  Class C shares were initially offered on November 18, 2002.

(f) On November 18, 2002, the Galaxy Small Cap Value Fund, Retail B shares were redesignated Class G shares.

(g) On November 18, 2002, the Galaxy Small Cap Value Fund, Retail A shares were redesignated Class T shares.


                                       jj

                                CLASS A SHARES(A)

                                                                   Year ended        Year ended    Eleven months Ended
                                                                 September 30,     September 30,      September, 30
SMALL COMPANY FUND                                                    2005              2004             2003(b)
------------------------------------------------------------   -----------------   -------------   -------------------
Aggregate initial sales charges on Fund share sales                                     $83                $24
Initial sales charges retained by CMD                                                    12                 (c)
Aggregate contingent deferred sales charges (CDSC) on Fund
   redemptions retained by CMD                                                            0                  0

                                CLASS B SHARES(D)

                                                                   Year ended        Year ended    Eleven months Ended
                                                                 September 30,     September 30,      September, 30
                                                                      2005              2004             2003(b)
                                                               -----------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                                       $2                (c)
Class B Shares were not offered by the Small Company Fund
   during the last three fiscal years.

                                CLASS C SHARES(E)

                                                                   Year ended        Year ended    Eleven months Ended
                                                                 September 30,     September 30,      September, 30
                                                                      2005              2004             2003(b)
                                                               -----------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                                      (c)                 $0

                               CLASS G SHARES(F)

                                                                                                                            Fiscal
                                                                                                                            Period
                                                                   Year ended        Year ended    Eleven months Ended      ended
                                                                 September 30,     September 30,      September, 30      October 31,
                                                                      2005              2004             2003(b)             2002
                                                               -----------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions received by
   PFPC Distributors and PDI                                                            $14                $13               $21

                               CLASS T SHARES(G)

                                                                                                                            Fiscal
                                                                                                                            Period
                                                                   Year ended        Year ended    Eleven months Ended      ended
                                                                 September 30,     September 30,      September, 30      October 31,
                                                                      2005              2004             2003(b)             2002
                                                               -----------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund share sales                                      $3                $(c)               $47
Aggregate CDSC on Fund redemptions retained by CMD, PFPC
   Distributors and PDI                                                                   0                  6                  0

(a) On November 18, 2002, the Galaxy Small Company Equity Fund, Prime A shares were redesignated Class A shares.

(b) The Small Company Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c)  Rounds to less than one.

(d) On November 18, 2002, the Galaxy Small Company Equity Fund, Prime B shares were redesignated Class B shares.

(e)  Class C shares were initially offered on November 18, 2002.

(f) On November 18, 2002, the Galaxy Small Company Equity Fund, Retail B shares were redesignated Class G shares.

(g) On November 18, 2002, the Galaxy Small Company Equity Fund l Retail A shares were redesignated Class T shares.


                                       kk

                                CLASS A SHARES(B)

                                                                           Year ended      Year ended    Eleven months ended
                                                                         September 30,   September 30,      September 30,
DIVIDEND FUND                                                                 2005            2004             2003(a)
----------------------------------------------------------------------   -------------   -------------   -------------------
Aggregate initial sales charges on Fund share sales
Initial sales charges retained by CMD                                                         $111                $1
Aggregate contingent deferred sales charges (CDSC) on Fund redemptions
   retained by CMD                                                                              18                 0

                                CLASS B SHARES(B)

                                                                                           Year ended    Eleven months ended
                                                                           Year ended    September 30,      September 30,
                                                                              2005            2004             2003(a)
                                                                         -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                                             $8                $101

                                CLASS C SHARES(B)

                                                                           Year ended      Year ended    Eleven months ended
                                                                         September 30,   September 30,      September 30,
                                                                              2005            2004             2003(a)
                                                                         -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                                            (e)               $1,563

                                CLASS G SHARES(C)

                                                        Year Ended      Year ended    Eleven Months ended    Year ended
                                                      September, 30   September 30,       September 30      October 31,
                                                           2005            2004              2003(a)            2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Fund redemptions received by PFPC
   Distributors, PDI and/or FD Distributors                                $19                $30               $46

                                CLASS T SHARES(D)

                                                        Year Ended      Year ended    Eleven Months ended    Year ended
                                                      September, 30   September 30,       September 30      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Predecessor Fund
   share sales                                                              $3               $1,167             $60
Aggregate CDSC on Fund redemptions retained by
   CMD, PFPC Distributors, PDI and/or FD
   Distributors                                                              0                    0               0

(a) The Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b)  Classes A, B and C shares were initially offered on November 25, 2002.

(c) On November 25, 2002, the Fund's Retail B shares were redesignated Class G shares.

(d) On November 25, 2002, the Fund's Retail A shares were redesignated Class T shares.

(e)  Rounds to less than one.


                                       ll

12B-1 PLAN, SHAREHOLDER SERVICING PLAN, CDSCS AND CONVERSION OF SHARES All of the Funds offer Class A, Class B, Class C, Class G, Class T and Class Z shares. The Funds may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act. Under the Plan, the Funds pay CMD monthly a service fee at an annual rate of 0.25% of each Fund's average daily net assets attributed to Class A, B and C shares. The Funds also pay CMD monthly a distribution fee at an annual rate of 0.10% of each Fund's average daily net assets attributed to Class A shares and 0.75% of each Fund's average daily net assets attributed to Class B and Class C shares.

For the current fiscal year, CMD intends to limit aggregate 12b-1 fees for Class A shares to 0.25%. The Funds also may pay CMD distribution and service fees up to a maximum of 1.15% of such Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, shareholder liaison services and administrative support services).

For the current fiscal year, the Fund's payments under the Plan for each of distribution services, shareholder liaison services and administrative support services will be limited to 0.95% (on an annualized basis) of the average daily net asset value of Class G shares owned of record or beneficially by customers of institutions. Such limitations may be revoked at any time. CMD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CMD's expenses, CMD may realize a profit from the fees. The Plan authorizes any other payments by the Funds to CMD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of the Funds' assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

Class T shares of the Funds are subject to a shareholder servicing fee pursuant to a Shareholder Servicing Plan. Under the Shareholder Servicing Plan, a Fund may enter into agreements with institutions pursuant to which an institution agrees to provide certain administrative and support services to its customers who are the beneficial owners of Class T shares. Services provided by such institutions to their customers include aggregating and processing purchase and redemption requests and placing net purchase and redemption orders. In return for providing these services, the Fund agrees to pay each institution a fee at an annual rate of up to 0.50%, comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services of the average daily net assets attributable to Class T shares owned beneficially by the institution's customers. Current service arrangements are limited to payments of 0.30% for the Funds.

Under the Shareholder Servicing Plan, the Trustees must review, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which those expenditures were made. The initial term of the Shareholder Servicing Plan is one year and it will continue in effect from year to year after its initial one-year term provided that its continuance is specifically approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Shareholder Servicing Plan or in any agreement related to it. Any material amendment to the Shareholder Servicing Plan must be approved in the same manner. The Shareholder Servicing Plan is terminable at any time with respect to any Fund by a vote of a majority of the Independent Trustees. While the Shareholder Servicing Plan is in effect, only the Independent Trustees may select and nominate any future Independent Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class G shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on when you purchased your shares that were exchanged for Class G shares. Class T shares are offered at net asset value plus varying sales charges which may include a CDSC. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectuses.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares mm
representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.

A certain number of years, depending on when you purchased your shares that were exchanged for Class G shares, after the end of the month in which you purchased your shares that were exchanged for Class G shares, such Class G shares and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class T shares having an equal value, which are not subject to the distribution fee. See Part 2 of this Statement of Additional Information for the CDSCs and conversion schedules applicable to Class G shares received in exchange for Retail B shares purchased or acquired prior to January 1, 2001.

SALES-RELATED EXPENSES (dollars in thousands) of CMD relating to the Funds for the fiscal year ended September 30, 2004, were (a):

                                                               ASSET ALLOCATION FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                         $5       $83       $ 4       $167      $641
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          1         1        (a)         3         9
Allocated travel, entertainment and other
   promotional expenses (including advertising)       3         2         1          6         4

                                                                    GROWTH FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                         $9       $133      $ 4       $174      $793
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          2          2       (a)         7         5
Allocated travel, entertainment and other
   promotional expenses (including advertising)       5          3        1         15        10

                                                                     VALUE FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                         $4       $38       $ 2       $32       $449
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          1         1         1         1          2
Allocated travel, entertainment and other
   promotional expenses (including advertising)       1         1        (a)        2          4

                                                                 COMMON STOCK FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                        $29       $61       $ 2       $92       $665
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          2         1        (a)        2          2
Allocated travel, entertainment and other
   promotional expenses (including advertising)       5         2        (a)        4          4


                                       nn

                                                                   SMALL CAP FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                        $786     $1,382     $649     $36        $478
Cost of sales material relating to the Fund
   (including printing and mailing expenses)         185         30       57      (a)         18
Allocated travel, entertainment and other
   promotional expenses (including advertising)      374         60      116       2          37

                                                                 SMALL COMPANY FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                        $21       $70       $11       $20       $237
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          5         2         1         1          1
Allocated travel, entertainment and other
   promotional expenses (including advertising)      10         3         2         2          3

                                                                   DIVIDEND FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                        $14       $160      $17       $26       $338
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          5          3        1        (a)         1
Allocated travel, entertainment and other
   promotional expenses (including advertising)       9          7        3         1          2

(a)  Rounds to less than one.

CUSTODIAN OF THE FUNDS

State Street Bank & Trust Company, located at 2 Avenue De Lafayette, Boston, MA 02111-2900, is the Funds' custodian. The custodian is responsible for safeguarding the Funds' cash and securities, receiving and delivering securities and collecting the Funds' interest and dividends.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE FUND

PricewaterhouseCoopers LLP, located at 125 High Street, Boston, Massachusetts 02110-1707, are the Fund's independent registered public accounting firm, providing audit and tax return review preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included for the fiscal year ended September 30, 2005, in reliance upon the report of PricewaterhouseCoopers LLP, given on the authority of said firm as experts in accounting and auditing.

Ernst & Young LLP located at 200 Clarendon Street, Boston, Massachusetts 02116, were the independent registered public accounting firm for the Funds and for the Predecessor Galaxy Funds for the period ended September 30, 2003 and the fiscal years ended October 31, 2002, 2001, 2000 and 1999. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the reports of Ernst & Young LLP, for the period ended September 30, 2003 and for the fiscal years ended October 31, 2002, 2001, 2000 and 1999 given on the authority of said firm as experts in accounting and auditing.


                                       oo

                      STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include the series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Columbia Funds Trust VIII, Columbia Funds Series Trust I (formerly named Columbia Funds Trust IX) and Columbia Funds Trust XI (each a Trust and together, the Trusts, also known as Fund Complex). In certain cases, the discussion applies to some, but not all, of the Funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING

In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.

SHORT SALES

A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

LOWER-RATED DEBT SECURITIES

Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the Fund's achievement of its investment goal; and

4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

COMMON STOCK, PREFERRED STOCK AND WARRANTS

Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the company's capital stock at a set price for a specified period of time.

FOREIGN SECURITIES

The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a sub-custodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

The Fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

EXCHANGE-TRADED FUNDS ("ETFS"). The Fund may invest in ETFs up to the maximum amount allowable under the 1940 Act. ETFs are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international.

ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.

The Fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders of the Fund may also indirectly bear similar expenses of an ETF.

ZERO COUPON SECURITIES (ZEROS)

The Fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)

The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSIT are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by a business to finance short-term needs (including promissory notes with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement in which the Fund would be allowed to invest directly.

CERTIFICATES OF DEPOSIT are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. TIME DEPOSITS are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central

Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund.

BANK OBLIGATIONS include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part 1 of this SAI. For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a Fund's assets that may be invested in STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component is usually volatile in response to changes in interest rates.

In U.S. TREASURY ROLLS, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

COMMERCIAL PAPER is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

STRIPPED OBLIGATIONS

To the extent consistent with their investment objective, Funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the Funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Funds' Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

MUNICIPAL SECURITIES

Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this SAI and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, each

Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

PRIVATE ACTIVITY BONDS

The Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

MUNICIPAL LEASE OBLIGATIONS

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

SECURITIES LOANS

The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

INTERFUND BORROWING AND LENDING

The Fund may lend money to and borrow money from other affiliated registered open-end investment companies. The Fund may borrow through the program when the Advisor believes borrowing is appropriate and the costs are equal to or lower than the costs of bank loans. When borrowing money, the Fund is subject to the risk that the securities the Fund acquires with the borrowed money or would otherwise have sold will decline in value. When lending money, the Fund is subject to the risk that the borrower will be unwilling or unable to make timely payments of interest or principal.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)

The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Fund from the transaction.

REITS

The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy.

ASSET-BACKED SECURITIES

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively lengthen the expected maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

CUSTODY RECEIPTS AND TRUST CERTIFICATES. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly "disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

LINE OF CREDIT

The Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goal and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian..

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities;

three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

MUNICIPAL BOND INDEX FUTURES CONTRACTS. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

OPTIONS ON FUTURES CONTRACTS. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The Funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

OPTIONS ON FOREIGN STOCK INDICES. The Funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

SWAP AGREEMENTS (SWAPS, CAPS, COLLARS AND FLOORS)

The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

EQUITY SWAPS

The Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

RISK FACTORS IN EQUITY SWAP TRANSACTIONS. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the portfolio managers do not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. See "Taxes" for information on tax risks associated with equity swaps.

FOREIGN CURRENCY TRANSACTIONS

The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

PARTICIPATION INTERESTS

The Fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

VARIABLE AND FLOATING RATE OBLIGATIONS

Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

If a variable or floating rate instrument is not rated, the Fund's Advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

CURRENCY SWAPS. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

GUARANTEED INVESTMENT CONTRACTS

Pursuant to guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.

The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.

BANK INVESTMENT CONTRACTS

Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the Funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

LOAN PARTICIPATIONS

Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

STRUCTURED INVESTMENTS

Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.

Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.

YANKEE OBLIGATIONS

Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

AMERICAN, EUROPEAN, CONTINENTAL AND GLOBAL DEPOSITARY RECEIPTS

American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

TEMPORARY CASH BALANCES

The Funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.

TAXES

In this section, all discussions of taxation at the shareholder and fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

FEDERAL TAXES. Although it may be one of several series in a single trust, the Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (Code). The Fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets.

To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer, other than U.S. government securities or other regulated investment companies; or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (c) distribute with respect to each year at least 90% of its taxable net investment income, its tax-exempt interest income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation , provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do not apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of
(c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. As a regulated investment company that is accorded special tax treatment, the Fund will not be subject to any federal income taxes on its net investment income and net realized capital gains that it distributes to shareholders on the form of dividends and in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" accorded special tax treatment in any taxable year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions (including any distributions of net tax-exempt income and net long-term capital gains) would generally be taxable as ordinary income to the shareholders, except to the extent they were treated as "qualified dividend income," as described below. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the federal corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends may be, however, includable in adjusted current earnings for purposes of computing corporate federal AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces tax basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.

FUND DISTRIBUTIONS. Distributions from the Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) will generally be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning on or before December 31, 2008.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price of the shareholder paid). Distributions are taxable whether received in cash or in Fund shares.

QUALIFIED DIVIDEND INCOME. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. With respect to a Fund investing in bonds, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

In general, distributions of investment income properly designated by the Fund as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt Fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder (but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes). The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

Income from certain "private activity bonds" issued after August 7, 1986, is treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time Fund shares are held by the shareholder.

A tax-exempt Fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the Fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users, as further defined in the Code. Income derived from the Fund's investments other than tax-exempt instruments may give rise to taxable income. The Fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of Fund shares to the extent of tax-exempt dividends paid during that period. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Under Treasury regulations, if on a disposition of Fund shares a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder will likely have to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. You are advised to consult with your tax advisor.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to backup withholding for taxpayers who fail to furnish a correct taxpayer identification number, who have under-reported dividend or interest income, or who fail to certify to the Fund that the shareholder is a United States person and is not subject to the withholding. This number and certification may be provided by either a Form W-9 or the accompanying application. In certain instances, CMS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This may produce a difference between the Fund's book income and its taxable income possibly accelerating distributions or converting distributions of book income and gains to returns of capital for book purposes.

If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal income tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund." A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

NON-U.S. SHAREHOLDERS. In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the recent legislation, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S.

person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Recent legislation modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the legislation, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning on September 1, 2005) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES (THIS SECTION IS APPLICABLE ONLY TO THE COLUMBIA TAX-MANAGED GROWTH FUND)

FEDERAL GIFT TAXES. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.

Under the Columbia Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceed $11,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.

Under the Columbia Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.

No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), including taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount, which is $1,000,000 for gifts made after December 31, 2001, and before January 1, 2010.

Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's Federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.

The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $22,000.

The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

GENERATION-SKIPPING TRANSFER TAXES

If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Columbia Advantage Plan and does not exceed the available annual exclusion amount. An exemption (the "GST exemption"), equal to $1.5 million in 2005, is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate (47% for gifts made in 2005) on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.

INCOME TAXES

The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Columbia Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.

Under the Columbia Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.

If the donor selects the Columbia Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 35%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 15%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.

When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

CONSULTATION WITH QUALIFIED ADVISOR

Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.

MANAGEMENT OF THE FUNDS The Advisor provides administrative and management services to the Funds. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. (NPMI), merged into Columbia Management Advisors, Inc. Each of the four merging companies was a registered investment advisor and advised various Funds in the Fund Complex. The Advisor, located at 100 Federal Street, Boston, Massachusetts 02110, is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. The Advisor has been an investment advisor since 1969.

In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. (NFMI), a subsidiary of NPMI and a registered investment advisor that advised several Funds in the Fund Complex, merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the Advisor to the Funds previously advised by NFMI.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 49)        Trustee       1996       Executive Vice President -         101        Nash Finch Company (food
P.O. Box 66100                                             Strategy of United Airlines                         distributor)
Chicago, IL 60666                                          (airline) since December,
                                                           2002 (formerly President of
                                                           UAL Loyalty Services
                                                           (airline) from September,
                                                           2001 to December, 2002;
                                                           Executive Vice President
                                                           and Chief Financial Officer
                                                           of United Airlines from
                                                           July, 1999 to September,
                                                           2001; Senior Vice
                                                           President-Finance from
                                                           March, 1993 to July, 1999).

Janet Langford Kelly (Age 47)     Trustee       1996       Partner, Zelle, Hofmann,           101                    None
9534 W. Gull Lake Drive                                    Voelbel, Mason & Gette LLP
Richland, MI 49083-8530                                    (law firm) since March,
                                                           2005; Adjunct Professor of
                                                           Law, Northwestern
                                                           University, since
                                                           September, 2004 (formerly
                                                           Chief Administrative
                                                           Officer and Senior Vice
                                                           President, Kmart Holding
                                                           Corporation (consumer
                                                           goods), from September,
                                                           2003 to March, 2004;
                                                           Executive Vice
                                                           President-Corporate
                                                           Development and
                                                           Administration, General
                                                           Counsel and Secretary,
                                                           Kellogg Company (food
                                                           manufacturer), from
                                                           September, 1999 to August,
                                                           2003; Senior Vice
                                                           President, Secretary and
                                                           General Counsel, Sara Lee
                                                           Corporation (branded,
                                                           packaged, consumer-products
                                                           manufacturer) from January,
                                                           1995 to September, 1999).

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Richard W. Lowry (Age 69)         Trustee       1995       Private Investor since            103(3)                  None
10701 Charleston Drive                                     August, 1987 (formerly
Vero Beach, FL 32963                                       Chairman and Chief
                                                           Executive Officer, U.S.
                                                           Plywood Corporation
                                                           (building products
                                                           manufacturer)).

Charles R. Nelson (Age 62)        Trustee       1981       Professor of Economics,           101                     None
Department of Economics                                    University of Washington,
University of Washington                                   since January, 1976; Ford
Seattle, WA 98195                                          and Louisa Van Voorhis
                                                           Professor of Political
                                                           Economy, University of
                                                           Washington, since
                                                           September, 1993 (formerly
                                                           Director, Institute for
                                                           Economic Research,
                                                           University of Washington
                                                           from September, 2001 to
                                                           June, 2003); Adjunct
                                                           Professor of Statistics,
                                                           University of Washington,
                                                           since September, 1980;
                                                           Associate Editor, Journal
                                                           of Money Credit and
                                                           Banking, since September,
                                                           1993; consultant on
                                                           econometric and statistical
                                                           matters.

John J. Neuhauser (Age 62)        Trustee       1985       Academic Vice President and       103(3)        Saucony, Inc. (athletic
84 College Road                                            Dean of Faculties since                                footwear)
Chestnut Hill, MA 02467-3838                               August, 1999, Boston
                                                           College (formerly Dean,
                                                           Boston College School of
                                                           Management from September,
                                                           1977 to August, 1999).

Patrick J. Simpson (Age 61)       Trustee       2000       Partner, Perkins Coie             101                     None
1120 N.W. Couch Street                                     L.L.P. (law firm).
Tenth Floor
Portland, OR 97209-4128

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas E. Stitzel (Age 69)        Trustee       1998       Business Consultant since          101                    None
2208 Tawny Woods Place                                     1999 (formerly Professor of
Boise, ID 83706                                            Finance from 1975 to 1999,
                                                           College of Business, Boise
                                                           State University);
                                                           Chartered Financial
                                                           Analyst.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 68)       Trustee       1996       Partner and Senior Advisor,        101            Anixter International
8 Sound Shore Drive,                and                    Chicago Growth Partners                             (network support
Suite 285                        Chairman                  (private equity investing)                       equipment distributor);
Greenwich, CT 06830               of the                   since September, 2004                              Ventas, Inc. (real
                                   Board                   (formerly Managing                                  estate investment
                                                           Director, William Blair                            trust); Jones Lang
                                                           Capital Partners (private                         LaSalle (real estate
                                                           equity investing) from                          management services) and
                                                           September, 1994 to                                Ambac Financial Group
                                                           September, 2004).                                  (financial guaranty
                                                                                                                  insurance)

Anne-Lee Verville (Age 59)        Trustee       1998       Retired since 1997                 101          Chairman of the Board of
359 Stickney Hill Road                                     (formerly General Manager,                      Directors, Enesco Group,
Hopkinton, NH 03229                                        Global Education Industry,                      Inc. (designer, importer
                                                           IBM Corporation (computer                          and distributor of
                                                           and technology) from 1994                             giftware and
                                                           to 1997).                                             collectibles)

Richard L. Woolworth (Age 64)     Trustee       1991       Retired since December 2003        101            Northwest Natural Gas
100 S.W. Market Street                                     (formerly Chairman and                          Co. (natural gas service
#1500                                                      Chief Executive Officer,                                provider)
Portland, OR 97207                                         The Regence Group (regional
                                                           health insurer); Chairman
                                                           and Chief Executive
                                                           Officer, BlueCross
                                                           BlueShield of Oregon;
                                                           Certified Public
                                                           Accountant, Arthur Young &
                                                           Company)

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
INTERESTED TRUSTEE
William E. Mayer(2) (Age 65)      Trustee       1994       Partner, Park Avenue Equity       103(3)         Lee Enterprises (print
399 Park Avenue                                            Partners (private equity)                        media), WR Hambrecht +
Suite 3204                                                 since February, 1999                             Co. (financial service
New York, NY 10022                                         (formerly Partner,                                 provider); Reader's
                                                           Development Capital LLC                           Digest (publishing);
                                                           from November, 1996 to                             OPENFIELD Solutions
                                                           February, 1999).                                    (retail industry
                                                                                                             technology provider)

(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

                                              Year First
                                              Elected or
                                  Position     Appointed                            Principal Occupation(s)
     Name, Address and Age       with Funds    to Office                             During Past Five Years
------------------------------   ----------   ----------   -------------------------------------------------------------------------
OFFICERS
Christopher L. Wilson (Age 48)    President      2004      Head of Mutual Funds since August, 2004 and Senior Vice President of the
One Financial Center                                       Advisor since January, 2005; President of the Columbia Funds, Liberty
Boston, MA 02111                                           Funds and Stein Roe Funds since October, 2004; President and Chief
                                                           Executive Officer of the Nations Funds since January, 2005; President of the Galaxy Funds since April 2005; Director of Bank of America Global
                                                           Liquidity Funds, plc since May 2005; Director of Banc of America Capital
                                                           Management (Ireland), Limited since May 2005; Senior Vice President of
                                                           BACAP Distributors LLC since January, 2005; Director of FIM Funding, Inc.
                                                           since January, 2005; Senior Vice President of Columbia Management
                                                           Distributors, Inc. since January, 2005; Director of Columbia Management
                                                           Services, Inc. since January, 2005 (formerly President and Chief
                                                           Executive Officer, CDC IXIS Asset Management Services, Inc. from
                                                           September, 1998 to August, 2004).

J. Kevin Connaughton (Age 40)     Treasurer      2000      Treasurer of the Columbia Funds since October, 2003 and of the Liberty
One Financial Center                                       Funds, Stein Roe Funds and All-Star Funds since December, 2000; Vice
Boston, MA 02111                                           President of the Advisor since April, 2003 (formerly President of the
                                                           Columbia Funds, Liberty Funds and Stein Roe Funds from February, 2004 to
                                                           October, 2004; Chief Accounting Officer and Controller of the Liberty
                                                           Funds and All-Star Funds from February, 1998 to October, 2000); Treasurer of the Galaxy Funds since September, 2002 (formerly Treasurer from
                                                           December, 2002 to December, 2004 and President from February, 2004 to
                                                           December, 2004 of the Columbia Management Multi-Strategy Hedge Fund, LLC;
                                                           Vice President of Colonial Management Associates, Inc. from February,
                                                           1998 to October, 2000).

Mary Joan Hoene (Age 55)           Senior        2004      Senior Vice President and Chief Compliance Officer of the Columbia Funds,
100 Federal Street                  Vice                   Liberty Funds, Stein Roe Funds and All-Star Funds since August, 2004;
Boston, MA 02110                  President                Chief Compliance Officer of the Columbia Management Multi-Strategy Hedge
                                  and Chief                Fund, LLC since August, 2004; Chief Compliance Officer of the BACAP
                                 Compliance                Alternative Multi-Strategy Hedge Fund LLC since October, 2004 (formerly
                                   Officer                 Partner, Carter, Ledyard & Milburn LLP from January, 2001 to August,
                                                           2004; Counsel, Carter, Ledyard & Milburn LLP from November, 1999 to
                                                           December, 2000; Vice President and Counsel, Equitable Life Assurance
                                                           Society of the United States from April, 1998 to November, 1999).

Michael G. Clarke (Age 35)          Chief        2004      Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein Roe
One Financial Center             Accounting                Funds and All-Star Funds since October, 2004 (formerly Controller of the
Boston, MA 02111                   Officer                 Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds from
                                                           May, 2004 to October, 2004; Assistant Treasurer from June, 2002 to May,
                                                           2004; Vice

                                                           President, Product Strategy & Development of the Liberty Funds and Stein
                                                           Roe Funds from February, 2001 to June, 2002; Assistant Treasurer of the
                                                           Liberty Funds, Stein Roe Funds and the All-Star Funds from August, 1999 to February, 2001; Audit Manager, Deloitte & Toche LLP from May, 1997 to
                                                           August, 1999).

Jeffrey R. Coleman (Age 35)      Controller      2004      Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                       All-Star Funds since October, 2004 (formerly Vice President of CDC IXIS
Boston, MA 02111                                           Asset Management Services, Inc. and Deputy Treasurer of the CDC Nvest
                                                           Funds and Loomis Sayles Funds from February, 2003 to September, 2004;
                                                           Assistant Vice President of CDC IXIS Asset Management Services, Inc. and
                                                           Assistant Treasurer of the CDC Nvest Funds from August, 2000 to February,
                                                           2003; Tax Manager of PFPC, Inc. from November, 1996 to August, 2000).

R. Scott Henderson (Age 45)       Secretary      2004      Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds since
One Financial Center                                       December, 2004 (formerly Of Counsel, Bingham McCutchen from April, 2001
Boston, MA 02111                                           to September, 2004; Executive Director and General Counsel, Massachusetts
                                                           Pension Reserves Investment Management Board from September, 1997 to
                                                           March, 2001).

Trustee Positions

As of December 31, 2004, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity.

General

Messrs. Lowry, Mayer and Neuhauser are also trustees/directors of the Liberty All-Star Funds.

The Trustees serve as trustees of 101 registered investment companies managed by the Advisor for which each Trustee receives a retainer at the annual rate of $45,000 and an attendance fee of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December, 2003, Mr. Theobald began serving as the Chairman of the Board. As the independent chairman of the board, Mr. Theobald receives a supplemental retainer at the annual rate of of $100,000; the chair of the Audit Committee receives a supplemental retainer at the annual rate of $10,000; the chair of each other committee receives a supplemental retainer at the annual rate of $5,000. Members of each committee, except the Audit Committee, receive $1,500 for each committee meeting. Each Audit Committee member receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 133 open-end and 10 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

MANAGEMENT AGREEMENT

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. Columbia Management Distributors, Inc. (formerly named Columbia Funds Distributor, Inc.) pays the cost of printing and distributing all other Prospectuses.

ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO CERTAIN FUNDS AND THEIR RESPECTIVE TRUSTS. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION REGARDING YOUR FUND).

Under an Administration Agreement, the Advisor, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

          (a)  providing office space, equipment and clerical personnel;

          (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund;

          (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

          (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

          (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

          (f)  maintaining certain books and records of each Fund.

With respect to Columbia Money Market Fund (formerly named Liberty Money Market
Fund) and Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund), the Administration Agreement for these Funds provides that the Advisor will monitor compliance by the Fund with Rule 2a-7 under the 1940 Act and report to the Trustees from time to time with respect thereto. The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

TRUST SERVICES AGREEMENT

Pursuant to a Trust Services Agreement, CMS provides the Columbia Tax-Managed Growth Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. CMS's fee is described in the Prospectuses of the Columbia Tax-Managed Growth Fund.

THE PRICING AND BOOKKEEPING AGREEMENT

The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement. SEE "FUND CHARGES AND EXPENSES" IN
PART 1 OF THIS SAI FOR INFORMATION ON THESE FEES.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the Funds. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The Funds and clients advised by the Advisor or the Funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.

POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Advisor believes are faced by investment professionals at most major financial firms. The Advisor and the Trustees of the Columbia Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

          - The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

          - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

          - The trading of other accounts could be used to benefit higher-fee accounts (front- running).

          - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

"Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Advisor and the Funds' Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Columbia-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

The Advisor or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

A Fund's portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at the Advisor, including each Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Advisor and each Fund, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of each Fund.

BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute securities transactions for a Fund.

The Advisor places the transactions of the Funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the Funds' transactions where the Funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by Funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a Fund.

The Advisor may use the services of affiliated broker-dealers, when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

PRINCIPAL UNDERWRITER

CMD is the principal underwriter of the Trust's shares. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT

CMS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CMS is based on number of accounts plus reimbursement for certain out-of-pocket expenses. SEE

"FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY CMS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CMS or generally by 6 months' notice by CMS to the Fund. The agreement limits the liability of CMS to the Fund for loss or damage incurred by the Fund to situations involving a failure of CMS to use reasonable care or to act in good faith and without negligence in performing its duties under the agreement. The Fund will indemnify CMS from, among other things, any and all claims, actions, suits, losses, costs, damages, and expenses incurred by it in connection with its acceptance of this Agreement, provided that: (i) to the extent such claims, actions, suits, losses, costs, damages, or expenses relate solely to a particular series or group of series of shares, such indemnification shall be only out of the assets of that series or group of series; (ii) this indemnification shall not apply to actions or omissions constituting negligence or misconduct of CMS or its agents or contractors, including but not limited to willful misfeasance, bad faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under this Agreement; and (iii) CMS shall give a Fund prompt notice and reasonable opportunity to defend against any such claim or action in its own name or in the name of CMS.

CODE OF ETHICS

The Funds, the Advisor, and CMD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

ANTI-MONEY LAUNDERING COMPLIANCE

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account, halting all shareholder activity with respect to such account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

PROXY VOTING POLICIES AND FUND PROXY VOTING RECORD

The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

The Advisor's proxy voting guidelines and procedures are included in this SAI as Appendix II. In accordance with SEC regulations, the fund's proxy voting record for the last twelve-month period ended June 30 has been filed with the SEC. You may obtain a copy of the fund's proxy voting record (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Columbia Funds have adopted policies with respect to the disclosure of the Funds' portfolio holdings by the Funds, Columbia Management, or their affiliates. These policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Funds' website at www.columbiafunds.com, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Fund's policies are described below. The Trustees shall be updated as needed regarding the Fund's compliance with the policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Columbia Management and its affiliates. The Fund's policies prohibit Columbia Management and the Fund's other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund's shares, third-party service providers, rating and ranking organizations and affiliated persons of the Fund.

PUBLIC DISCLOSURES. The Fund's portfolio holdings are currently disclosed to the public through required filings with the SEC and, for equity and fixed income funds, on the Fund's website at www.columbiafunds.com. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund's fiscal year). Shareholders may obtain the Fund's Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Fund's Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

The equity and fixed income Columbia Funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:

                                                            FREQUENCY OF
   TYPE OF FUND              INFORMATION PROVIDED            DISCLOSURE            DATE OF WEB POSTING
------------------   ------------------------------------   ------------   ----------------------------------
   Equity Funds      Full portfolio holdings information.      Monthly      30 calendar days after month-end.
Fixed Income Funds   Full portfolio holdings information.     Quarterly    60 calendar days after quarter-end

The scope of the information provided relating to the Fund's portfolio that is made available on the website may change from time to time without prior notice.

For Columbia's money market funds, a complete list of a Fund's portfolio holdings shall be publicly available on a monthly basis on the fifth business date after month-end. Shareholders may request such information by writing or calling the Fund's distributor, Columbia Management Distributors, Inc. at the address listed on the cover of this SAI.

A Fund, Columbia Management or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

OTHER DISCLOSURES. The Fund's policies provide that non-public disclosures of the Fund's portfolio holdings may be made if (1) the Fund has a legitimate business purpose for making such disclosure, (2) the Fund's chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.

The Fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to Columbia Management and its affiliates, these service providers include the Fund's custodian and sub-custodians, the Fund's independent registered public accounting firm, legal counsel, financial printers(R.R. Donnelly & Sons and Bowne & Co., Inc.), the Fund's proxy voting service provider (Alamo Direct Mail Services, Inc.), the Fund's proxy solicitor (Georgeson Shareholder Communications Inc.), rating agencies that maintain ratings on certain Columbia Funds (Fitch, Inc.) and service providers that support Columbia Management's trading systems (InvestorTool, Inc. and Thomson Financial).These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. The Fund may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Certain clients of the Fund's investment adviser(s) may follow a strategy similar to that of the Fund, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Fund.

DETERMINATION OF NET ASSET VALUE

Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the official closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value following procedures approved by the Trust's Board of Trustees.

(The following two paragraphs are applicable only to Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund) and Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund))

Trading in securities on stock exchanges and over-the-counter markets in foreign securities markets is normally completed well before the close of the business day in New York. Trading on foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

AMORTIZED COST FOR MONEY MARKET FUNDS (SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "INFORMATION CONCERNING THE FUND" IN PART 1 OF THE SAI OF COLUMBIA MONEY MARKET FUND (FORMERLY NAMED LIBERTY MONEY MARKET FUND) AND COLUMBIA MUNICIPAL MONEY MARKET FUND (FORMERLY NAMED LIBERTY MUNICIPAL MONEY MARKET
FUND))

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Under the amortized cost method a security is initially valued at cost and thereafter any discount or premium from maturity value is amortized ratably to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. If a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Columbia Money Market Fund (formerly named Liberty Money Market Fund) or the Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund) for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund may accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CMS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Investors should understand that, since the offering price of the Fund's shares is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge paid as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CMD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CMD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CMD may from time to time reallow additional amounts to all or certain FSFs. CMD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CMD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars. Travelers checks, gift checks, credit card convenience checks, credit cards, cash and ban counter (starter checks) are not accepted.

CMS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CMS, provided the new FSF has a sales agreement with CMD.

Shares credited to an account are transferable upon written instructions in good order to CMS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you may send the certificates to CMS for deposit to your account.

In addition to the commissions specified in a Fund's prospectus and this SAI, CMD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that CMD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CMD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, CMD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.

In addition, CMD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.

CMD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:

1st Global Capital Corp
401 Company
ABN AMRO Trust Services
ADP Retirement Services
Advest
AEGON/Transamerica
AG Edwards
American Century Services
American Express
AMG
AON Consulting
AST Trust Company
Banc of America Investment Services
BancOne
Bear Stearns
Benefit Plan Administrators
Bidwell & Company
BNY Clearing
C N A Trust
Charles Schwab
CIBC Oppenheimer
Citigroup Global Markets
CitiStreet Associates LLC
City National Bank
City of Milwaukee
Columbia Trust Company
Commonwealth Financial
Compensation & Capital
CPI Qualified Plan Consultants
Daily Access Concepts
Davenport & Company
Delaware Investments
Digital Retirement Solutions
Discover Brokerage
Dreyfus/Mellon
Edgewood Services
Edward Jones

E-Trade,
ExpertPlan
FAS Liberty Life Spectrum
Ferris Baker Watts
Fidelity
Financial Data Services
Franklin Templeton
Freeman Welwood
Gem Group
Great West Life
Hewitt Associates LLC
Huntington Bank
ING
Intermountain Health Care
Investmart, Inc.
Investment Manager Services (IMS)
Janney Montgomery Scott
JJB Hilliard Lyons
JP Morgan/American Century
Kenney Investments
Kirkpatrick Pettis Smith Polian Inc
Legg Mason Wood Walker
Liberty Life
Lincoln Financial
Lincoln Life
Linsco Private Ledger
M & T Securities
Marquette Trust Company
Mass Mutual Life
Matrix Settlement & Clearance Services (MSCS)
McDonald Investments
Merrill Lynch
MetLife
MFS
Mfund Trax
MidAtlantic Capital
Milliman USA
Morgan Keegan
Morgan Stanley Dean Witter
PFPC
Nationwide Investment Services
Neuberger Berman Mgmt
NFP Securities
NSD -NetStock Sharebuilder
NYLife Distributors
Optimum Investment Advisors
Orbitex
Pershing LLC
Phoenix Home Life
Piper Jaffray
PNC
PPI Employee Benefits
Private Bank & Trust
Prudential
Putnam Investments
Raymond James
RBC Dain Rausher
Robert W Baird
Royal Alliance
RSM McGladrey Inc.

Safeco
Scott & Stringfellow
Scudder Investments
Security Benefit
Segall Bryant Hamill
South Trust Securities
Southwest Securities
Standard Insurance
Stanton Group
State of NY Deferred Compensation Plan
Stephens, Inc.
Stifel Nicolaus & Co
Strong Capital
Sungard T Rowe Price
Trustar Retirement Services
Trustlynx/Datalynx
UBS Financial Services
USAA Investment Management
Vanguard
Wachovia
TD Waterhouse
Webster Investment Services
Wells Fargo
Wilmington Trust

PLEASE CONTACT YOUR FSF OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY
RECEIVE.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most Funds advised by the Advisor may be purchased through the Automatic Investment Plan. Electronic fund transfers for a fixed amount of at least $50 ($25 for IRA) are used to purchase a Fund's shares at the public offering price next determined after CMD receives the proceeds. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CMD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, D, T, G and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any fund distributed by CMD in which you have a current balance of at least $5,000 into the same class of shares of up to five other Funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Sales charges may apply if exchanging from a money market fund. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC or sales charges.

Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Management Services, Inc. (formerly named Columbia Funds Services, Inc.) (CMS) P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or financial advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CMD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" below for more information.

CLASS T SHAREHOLDER SERVICES PLAN. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the Trusts plan to enter into servicing agreements with institutions (including Bank of America Corporation and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each Fund other than the Columbia Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the Fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares;
(ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.

The payments under the servicing agreements entered into as of the date of this SAI are limited to an aggregate fee of not more than 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.15% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The Funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.

Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such Funds on any day do not exceed the income to be accrued to such Class T shares on that day.

The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the Funds. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Columbia's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.

TAX-SHELTERED RETIREMENT PLANS (Retirement Plans). CMD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Management prototype plans offered through CMD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CMD.

Participants in Retirement Plans not sponsored by CTC, not including Individual Retirement Accounts (IRAs), may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with CMS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CMS. The close out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any Fund distributed by CMD, or if the Retirement Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling CMS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification numbers available when calling.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CMS for more information at 1-800-345-6611.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHTS OF ACCUMULATION (Columbia Class A and Class T shares, Nations Class A shares and Galaxy Retail A shares only) (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase of Class A or Class T shares with prior purchases of other funds and classes distributed by CMD. The applicable sales charge is based on the combined total of:

1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all shares of funds for which CMD serves as distributor (Funds) held by the shareholder.

CMD must be promptly notified of each purchase with respect to which a shareholder is entitled to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CMS. A Fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A, Class E and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all fund shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund)). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CMS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement (provided the FSF returns to CMD the excess commission previously paid during the thirteen-month period). The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price.

If the amount of the Statement is not purchased, the shareholder shall remit to CMD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CMS will redeem escrowed Class A, E or T shares with a value equal to such difference. The additional FSF commission will be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CMS at 1-800-345-6611.

NET ASSET VALUE ELIGIBILITY GUIDELINES (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS).

1. Employees, brokers and various relationships that are allowed to buy at NAV. Class A shares of certain Funds may be sold at (NAV) to the following individuals, whether currently employed or retired: Employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries; Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CMD, or its successors and companies affiliated with the Advisor; Registered representatives and employees of Financial Service Firms (including their affiliates) that are parties to dealer agreements or other sales arrangements with CMD; Nations Funds' Trustees, Directors and employees of its investment sub-advisers; Broker/Dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes; employees or partners of any contractual service provider to the funds

     NAV eligibility for Class A purchase also applies to the families of the parties listed above and their beneficial accounts. Family members include: spouse, parent, stepparent, legal guardian, child, stepchild, father-in-law and mother-in-law.

     Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

     Registered broker/dealer firms that have entered into a Nations Funds dealer agreement with BACAP Distributors, LLC may buy Class A shares without paying a front-end sales charge for their investment account only.

     Banks, trust companies and thrift institutions, acting as fiduciaries.

2. Grandfathered investors. Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may purchase Class A shares of any Fund at NAV in those cases where a Columbia Fund Class Z share is not available.

     Shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at (NAV) will continue to be eligible for NAV purchases into those Nations Fund accounts opened through August 19, 2005.

     Galaxy Fund shareholders prior to December 1, 1995; and shareholders who
     (i) purchased Galaxy Fund Prime A shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.

     (For Class T shares only) Shareholders who (i) purchased Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

3. Reinstatement. Subject to the fund policy on trading of fund shares, an investor who has redeemed class A, B, C, D, G or T shares may, upon request, reinstate within 1 year a portion or all of the proceeds of such sales in shares of class A of any fund at the NAV next determined after Columbia Management Services, Inc. received a written reinstatement request and payment.

4. Retirement Plans. Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with CMD pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

5. Non-U.S. Investors. Certain pension, profit-sharing or other employee benefit plans offered to non-US investors may be eligible to purchase Class A shares with no sales charge.

6. Reorganizations. At the Fund's discretion, NAV eligibility may apply to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

7. Rights of Accumulation (ROA). The value of eligible accounts, regardless of class, maintained by you and you and your immediate family may be combined with the value of your current purchase to reach a sales discount level and to obtain the lower sales charge for your current purchase.

8. Letters of Intent (LOI). You may pay a lower sales charge when purchasing class A shares by signing a letter of intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the LOI within 13 months. If your LOI purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Class A, B, C, D, E, matured F, G and T shares) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act
     (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CMS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value at the time that the SWP is established. Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met. For redemptions in excess of 12% of the account's value at the time that the SWP is established, a CDSC will be charged on the SWP redemption. The 12% limit does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by CMD.

6. Qualified Retirement Plans. CDSCs may be waived on CMD shares sold by employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must be a participant in an alliance program th at has signed an agreement with Columbia Funds or CMD.

7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and
     (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

8. Return of Commission. CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

9. Non-U.S. Investors. CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

10. IRS Section 401 and 457. CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under
     Section 401 or 457 of the tax code.

11. Medical Payments. CDSCs may be waived on shares redeemed for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

12. Plans of Reorganization. At the Funds' discretion, CDSCs may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a fund is a party.

13. Charitable Giving Program. CDSCs may be waived on the sale of Class C or Class D shares sold by a non-profit organization qualified under Section 501(c)(3) of the tax code in connection with the Banc of America Capital Management Charitable Giving Program.

14. The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling or delay sending proceeds from your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction to CMS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CMS and many banks. Additional documentation may be required for sales by corporations, agents, fiduciaries, surviving joint owners, individual retirement account holders and other legal entities. Call CMS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, FSF's are responsible for furnishing all necessary documentation to CMS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN (SWP). The shareholder may establish a SWP. A specified dollar amount, share amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawalsof shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their share account may do so but may be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CMS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in "street name" must be made payable to the back office via the NSCC.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions by check and ACH are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, to a pre-existing bank account or furnishing a signature guaranteed request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CMS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address account and taxpayer identification numbers. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions apply to retirement plan accounts.

CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A and Z shares of certain Funds)

Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CMS will provide checks to be drawn on Mellon Trust of New England, N.A. (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks., However, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON-CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, a Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

INFORMATION APPLICABLE TO CLASS G AND CLASS T SHARES

The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the Funds are subject to a front-end sales charge. Investments in Class G shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.15% and 0.30%, respectively, of the Fund's average daily net assets attributable to its Class T shares. Class G shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.80% and 0.95%, respectively, of the Fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares. Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.

CLASS T SHARES. The public offering price for Class T shares of the Funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 to $25,000,000. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                                    REALLOWANCE TO
                                     REALLOWANCE TO DEALERS        DEALERS AS A % OF
                                    AS A % OF OFFERING PRICE        OFFERING PRICE
      AMOUNT OF TRANSACTION          PER SHARE - BOND FUNDS    PER SHARE - EQUITY FUNDS
      ---------------------         ------------------------   ------------------------
Less than $50,000                             4.25                       5.00
$50,000 but less than $100,000                3.75                       3.75
$100,000 but less than $250,000               2.75                       2.75
$250,000 but less than $500,000               2.00                       2.00
$500,000 but less than $1,000,000             1.75                       1.75
$1,000,000 and over                           0.00                       0.00

The appropriate reallowance to dealers will be paid by CMD to broker-dealer organizations which have entered into agreements with CMD. The reallowance to dealers may be changed from time to time.

Certain affiliates of the Advisor may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of Bank of America Corporation's affiliates.

INFORMATION APPLICABLE TO CERTAIN CLASS G SHARES RECEIVED BY FORMER GALAXY FUND RETAIL B SHAREHOLDERS IN CONNECTION WITH THE GALAXY/LIBERTY REORGANIZATION. The following table describes the CDSC schedul e applicable to Class G shares received by former Galaxy Fund Retail B shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 None

Class G shares received in exchange for Galaxy Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares seven years after purchase. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Asset Allocation Fund and/or International Equity Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.50
Through second year                   5.00
Through third year                    4.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Through the seventh year              None
Longer than seven years               None

If you acquired Retail B Shares in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class T shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

CLASS G SHARES PURCHASED AFTER THE GALAXY/LIBERTY REORGANIZATION. The public offering price for Class G shares of the Funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within seven years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from CMD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Columbia may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a Fund. See "Class T Shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to CMD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares. Class G shares of a Fund will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow CMD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.

Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - (i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a Fund, and subsequently acquires additional Class G shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the Fund, including those acquired through reinvestment, will convert to Class T shares of the Fund on the same date.

INFORMATION APPLICABLE TO CERTAIN CLASS B SHAREHOLDERS

Except for the following, Class B Share Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.

The following table describes the CDSC schedule applicable to Class B shares received by Galaxy Quality Plus Bond Fund shareholders in exchange for Prime B Shares in connection with the Galaxy/Liberty reorganization.

SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

     Automatic conversion to Class A shares occurs eight years after purchase.

     The Class B share discount program for purchases of $250,000 or more is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

INFORMATION APPLICABLE TO CERTAIN CLASS A SHAREHOLDERS:

     Except as set forth in the following paragraph, Class A share CDSCs are described in the Prospectuses:

     Class A shares received by former Galaxy High Quality Bond Fund shareholders in exchange for Prime A Shares in connection with the Galaxy/Liberty reorganization of that Fund are subject to a 1% CDSC upon redemption of such Class A shares if the Prime A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.

Shares of some Funds that pay daily dividends (include Funds) will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. Shares of some Funds that pay daily dividends (exclude Funds) Columbia will be earned starting with the day after that Fund receives payments for the shares. To determine whether a particular Fund is an include or exclude fund, customers can call 1-800-345-6611.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of certain other funds. The prospectus of each Fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange Consult CMS before requesting an exchange.

If you acquire Class A shares of an international fund by exchange from any other fund, you will not be permitted to exchange those shares into another fund for 30 calendar days, although you may redeem those shares at any time. An exchange order received prior to the expiration of the 30-day period will not be honored.

By calling CMS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CMS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CMS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CMS may require customary additional documentation. Prospectuses of the other Funds are available from the CMD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

Consult your FSF or CMS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund. Sales charges may apply for exchanges from money market funds.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Trust has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2005. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust's By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series. Shares of each Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

          Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

          Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

AAA bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

AA bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

BA bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Prime-1 Highest Quality
          Prime-2 Higher Quality
          Prime-3 High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these securities, and 'D' represents the lowest potential for recovery.

                                   APPENDIX II

                   COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA")
                      PROXY VOTING POLICIES AND PROCEDURES
                 ADOPTED JULY 1, 2003 AND REVISED MARCH 4, 2005

POLICY:

ALL PROXIES(1) REGARDING CLIENT SECURITIES FOR WHICH COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA") HAS ASSUMED AUTHORITY TO VOTE SHALL, UNLESS CMA DETERMINES IN ACCORDANCE WITH POLICIES STATED BELOW TO ABSTAIN FROM VOTING, BE VOTED IN A MANNER CONSIDERED BY CMA TO BE IN THE BEST INTEREST OF CMA'S CLIENTS, INCLUDING THE CMG FAMILY FUNDS(2) AND THEIR SHAREHOLDERS, WITHOUT REGARD TO ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES. THE BEST INTEREST OF CLIENTS IS DEFINED FOR THIS PURPOSE AS THE INTEREST OF ENHANCING OR PROTECTING THE ECONOMIC VALUE OF CLIENT ACCOUNTS, CONSIDERED AS A GROUP RATHER THAN INDIVIDUALLY, AS CMA DETERMINES IN ITS SOLE AND ABSOLUTE DISCRETION. IN THE EVENT A CLIENT BELIEVES THAT ITS OTHER INTERESTS REQUIRE A DIFFERENT VOTE, CMA SHALL VOTE AS THE CLIENT CLEARLY INSTRUCTS, PROVIDED CMA RECEIVES SUCH INSTRUCTIONS IN TIME TO ACT ACCORDINGLY.

CMA ENDEAVORS TO VOTE, IN ACCORDANCE WITH THIS POLICY, ALL PROXIES OF WHICH IT BECOMES AWARE, SUBJECT TO THE FOLLOWING EXCEPTIONS (UNLESS OTHERWISE AGREED) WHEN CMA EXPECTS TO ROUTINELY ABSTAIN FROM VOTING:

     1. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE THE SECURITY HAS BEEN LOANED FROM THE CLIENT'S ACCOUNT.

     2. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE CMA DEEMS THE COSTS TO THE CLIENT AND/OR THE ADMINISTRATIVE INCONVENIENCE OF VOTING THE SECURITY (E.G., SOME FOREIGN SECURITIES) OUTWEIGH THE BENEFIT OF DOING SO.

CMA SEEKS TO AVOID THE OCCURRENCE OF ACTUAL OR APPARENT MATERIAL CONFLICTS OF INTEREST IN THE PROXY VOTING PROCESS BY VOTING IN ACCORDANCE WITH PREDETERMINED VOTING GUIDELINES, AS STATED BELOW. FOR THOSE PROXY PROPOSALS THAT REQUIRE SPECIAL CONSIDERATION OR IN INSTANCES WHERE SPECIAL CIRCUMSTANCES MAY REQUIRE VARYING FROM THE PREDETERMINED GUIDELINES, THE CMG PROXY COMMITTEE WILL DETERMINE THE BEST INTEREST OF CMA'S CLIENTS AND VOTE ACCORDINGLY, WITHOUT CONSIDERATION OF ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES.

OVERVIEW:

CMA's policy is based upon its fiduciary obligation to act in its clients' best interest. Citing this obligation, the SEC has adopted rules pursuant to the Investment Advisers Act of 1940 and Investment Company Act of 1940 with respect to proxy voting.

PROCEDURE:

I. ACCOUNT POLICIES

Except as otherwise directed by the client, CMA shall vote as follows:

SEPARATELY MANAGED ACCOUNTS

CMA shall vote proxies on securities held in its separately managed accounts.

COLUMBIA TRUST COMPANY (CTC) TRUST POOLS

CMA shall vote proxies on securities held in the trust pools.

CMG FAMILY FUNDS/CMA FUND TRUST

CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

COLUMBIA PRIVATE PORTFOLIO

CMA shall vote proxies on securities held in its separately managed accounts.

ALTERNATIVE INVESTMENT GROUP

----------
(1) The term "proxy" as used herein refers to consents, elections and authorizations solicited by any party with respect to securities of any sort.

(2) A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

CMA's clients may invest in securities ("Alternative Investments") issued by alternative investment vehicles (i.e. hedge funds, private equity funds, and other alternative investment pools) that are structured as private limited partnerships ("LPs"), limited liability companies ("LLCs") or offshore corporations. Generally, CMA's Alternative Investment Group ("AIG") is the platform through which CMA provides advisory services relating to Alternative Investments.

The voting rights of Alternative Investments generally are rights of contract set forth in the limited liability company or limited partnership agreement, in the case of LLCs and LPs, or Memorandum and Articles of Association or By-laws, in the case of offshore corporations. Also, as privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, proxies are not solicited regarding Alternative Investment vehicles. Instead, consents may be solicited from members, limited partners or shareholders.

Because of the unique characteristics of Alternative Investments, CMA has a tailored process for voting Alternative Investment proxies and consents.

Process

AIG will vote all Alternative Investment proxies and consents in accordance with this Policy. The committee voting AIG proxies consists of AIG senior management, investment and operations professionals. Conflicts of interest are to be monitored and resolved as set forth in this Policy.

II. PROXY COMMITTEE

CMA shall establish a Proxy Committee whose standing members shall include the head of core equity, head of value, head of growth, head of income strategies, head of equity research and head of fixed income research. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf.

The Proxy Committee's functions shall include, in part,

          (a) direction of the vote on proposals where there has been a recommendation to the Committee, pursuant to Section IV.B, not to vote according to the predetermined Voting Guidelines stated in Section IV.A or on proposals which require special, individual consideration in accordance with Section IV.C;

          (b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

          (c) review at least annually of existing Voting Guidelines and need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

          (d) development and modification of Voting Procedures, as stated in
          Section V, as it deems appropriate or necessary.

The Proxy Committee shall establish a charter, which shall set forth the Committee's purpose, membership and operation. The Committee's charter shall be consistent, in all material respects, with this policy and procedure.

III. CONFLICTS OF INTEREST

With Other Bank of America Businesses

Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

Within CMA

Conflicts of interest may also arise from the business activities of CMA. For example, CMA might manage (or be seeking to manage) the assets of a benefit plan for an issuer. CMA may also be presented with an actual or apparent conflict of interest where proxies of securities issued by BAC or a CMG Family Fund, for which CMA serves as investment adviser, are to be voted for a client's account.

Management of Conflicts

CMA's policy is to always vote proxies in the best interest of its clients, as a whole, without regard to its own self-interest or that of its affiliates. BAC as well as CMA has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

          1. BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or (as in the case of BACAP associates) non-trust fiduciary responsibilities, including investment decision-making and proxy voting.

          2. In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.

          3. Within CMA, CMA's Code of Ethics affirmatively requires that associates of CMA act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's Clients.

          4. By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

               - To disclose to the chairperson of the Proxy Committee and the chairperson to the head of CMG Compliance any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA shall vote proxies. In the event the chairperson of the Proxy Committee has a conflict of interest regarding a given matter, he or she shall abstain from participating in the Committee's determination of whether and/or how to vote in the matter; and

               - To refrain from taking into consideration, in the decision as to whether or how CMA shall vote proxies:

                    - The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

                    - Any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of CMA or BAC.

Where a material conflict of interest is determined to have arisen in the proxy voting process that may not be adequately mitigated by voting in accordance with the predetermined Voting Guidelines, CMA's policy is to invoke one or more of the following conflict management procedures:

1. Convene the Proxy Committee for the purpose of voting the affected proxies in a manner that is free of the conflict.

2. Causing the proxies to be voted in accordance with the recommendations of a qualified, independent third party, which may include CMA's proxy voting agent.

3. In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

IV. VOTING GUIDELINES

A. THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING PROXIES:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

     - Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

          However, CMA generally will WITHHOLD votes from pertinent director nominees if:

               (i) the board as proposed to be constituted would have more than one-third of its members from management;

               (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);

               (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);

               (iv) a director serves on more than six public company boards;

               (v) the CEO serves on more than two public company boards other than the company's board.

          On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

     - Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.

     - Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

     - Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

          -    Established governance standards and guidelines.

          - Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.

          - Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

          - A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

          - Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

          - The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

     - Proposals that grant or restore shareholder ability to remove directors with or without cause.

     - Proposals to permit shareholders to elect directors to fill board vacancies.

     - Proposals that encourage directors to own a minimum amount of company stock.

     -    Proposals to provide or to restore shareholder appraisal rights.

     -    Proposals to adopt cumulative voting.

     -    Proposals for the company to adopt confidential voting.

CMA generally will vote AGAINST:

     - Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

     - Proposals that give management the ability to alter the size of the board without shareholder approval.

     - Proposals that provide directors may be removed only by supermajority vote.

     -    Proposals to eliminate cumulative voting.

     - Proposals which allow more than one vote per share in the election of directors.

     - Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

     - Proposals that mandate a minimum amount of company stock that directors must own.

     -    Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

     - Director and officer indemnification and liability protection. CMA is opposed to entirely eliminating directors' and officers' liability for monetary damages for violating the duty of care. CMA is also opposed to expanding coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. CMA supports proposals which provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he/she reasonably believed was in the best interests of the company, AND (ii) if the director's legal expenses would be covered.

     - Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

     - Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 10% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

     - Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

     -    Proposals asking a company to expense stock options.

     -    Proposals to put option repricings to a shareholder vote.

     - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

CMA generally will vote AGAINST:

     - Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.

     - Proposals to authorize the replacement or repricing of out-of-the money options.

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

     - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

          For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

     - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

     - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

     - Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

     - CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

     - CMA generally votes FOR shareholder proposals to eliminate a poison pill.

     - CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

     - CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.

Supermajority vote

     - CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

     - CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

     - Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

     - Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

          -    Credible reason exists to question:

               - The auditor's independence, as determined by applicable regulatory requirements.

               - The accuracy or reliability of the auditor's opinion as to the company's financial position.

          - Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.

     - Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

     - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

     - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

     - Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

     - Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.

CMA will vote AGAINST:

     - Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

     - Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

     - Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

     - FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

     - FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

     - Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

     - Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

     - Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

     - Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.

     - Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.

     - Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

8.  Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

     -    Board structure

     -    Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     - Ignore a shareholder proposal that is approved by a majority of shares outstanding;

     - Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

     -    Are interested directors and sit on the audit or nominating committee;
          or

     - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

     -    Past performance relative to its peers

     -    Market in which fund invests

     - Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

     - Past shareholder activism, board activity and votes on related proposals

     -    Strategy of the incumbents versus the dissidents

     -    Independence of incumbent directors; director nominees

     -    Experience and skills of director nominees

     -    Governance profile of the company

     -    Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Past performance as a closed-end fund

     -    Market in which the fund invests

     -    Measures taken by the board to address the discount

     - Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

     -    Proposed and current fee schedules

     -    Fund category/investment objective

     -    Performance benchmarks

     -    Share price performance as compared with peers

     -    Resulting fees relative to peers

     -    Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

     -    Stated specific financing purpose

     -    Possible dilution for common shares

     -    Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

     -    Potential competitiveness

     -    Regulatory developments

     -    Current and potential returns

     -    Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a nonfundamental restriction, considering the following factors:

     -    Fund's target investments

     -    Reasons given by the fund for the change

     -    Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:

     -    Political/economic changes in the target market

     -    Consolidation in the target market

     -    Current asset composition

Change in Fund's Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:

     -    Potential competitiveness

     -    Current and potential returns

     -    Risk of concentration

     -    Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

     -    Strategies employed to salvage the company

     -    Past performance of the fund

     -    Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

     -    The degree of change implied by the proposal

     -    The efficiencies that could result

     -    The state of incorporation; net effect on shareholder rights

     -    Regulatory standards and implications

CMA will vote FOR:

     - Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

     - Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

     -    Proposals enabling the Board to:

          -    Change, without shareholder approval the domicile of the fund

          - Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

     -    Regulations of both states

     -    Required fundamental policies of both states

     -    The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Fees charged to comparably sized funds with similar objectives

     -    The proposed distributor's reputation and past performance

     -    The competitiveness of the fund in the industry

     -    Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Resulting fee structure

     -    Performance of both funds

     -    Continuity of management personnel

     -    Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

     -    Performance of the fund's NAV

     -    The fund's history of shareholder relations

     -    The performance of other funds under the adviser's management

9. Alternative Investment Group ("AIG") Matters

The AIG Proxy Sub-Committee generally will vote in accordance with the guidelines set forth in this policy. With respect to matters that are not addressed by the guidelines, the AIG Proxy Sub-Committee will vote each such matter on a CASE-BY-CASE basis.

B. ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.

A Portfolio Manager, sub-adviser or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines stated in Section IV.A. In this situation, he or she shall request that the Proxy Committee consider voting the proxy other than according such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption.

C. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The following proposals require special, individual consideration. The Proxy Committee will determine how proxies related to all such proposals will be voted.

               1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

               2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

               3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

               4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

               5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified in Section IV.A.

               6. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

               7. PREEMPTIVE RIGHTS. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines set forth in Section IV above. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to effect the purposes of this Policy.

     - CMA shall use an independent, third-party vendor (currently Institutional Shareholder Services ("ISS")), to implement its proxy voting process as CMAs proxy voting agent. This retention is subject to CMA continuously assessing the vendor's independence from CMA and its affiliates, and the vendor's ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with CMA's proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor's other clients and the owners, officers or employees of any such firm, on the one hand, and CMA's clients, on the other hand. As means of performing this assessment, CMA will require various reports and notices from the vendor, as well as periodic audits of the vendor's voting record and other due diligence.

     - ISS shall provide proxy analysis and record keeping services in addition to voting proxies on behalf of CMA in accordance with this Policy.

     - On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in all accounts over which CMA has voting authority. Information regarding equity holdings for international portfolio shall be sent weekly.

     - ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be promptly noted and resolved by ISS, with notice to CMA.

     - Whenever a vote is solicited, ISS shall execute the vote according to CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section IV.A.

     - If ISS is not sure how to vote a particular proxy, then ISS will issue a request for voting instructions to CMA over a secure website. CMA personnel shall check this website regularly. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's understanding of the Voting Guidelines previously delivered to ISS. CMA shall promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

     - Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

     - ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

VI. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in CMA's Form ADV. Upon receipt of a Client's request for more information, CMA will provide to the Client a copy of this Policy and/or how CMA voted proxies for the Client pursuant to this Policy for up to a one-year period.

                           COLUMBIA GROWTH STOCK FUND
                                  (THE "FUND")

   SUPPLEMENT TO THE PROSPECTUSES DATED FEBRUARY 1, 2005 (THE "PROSPECTUSES")

      The Prospectuses are hereby supplemented with the following information:

      1. The date on the front cover of each of the Prospectuses is revised to read "________________, 2005."

      2. The following sentence is added to the section entitled "Performance History":

      Year-to-date performance through ____________, 2005 for the following share classes of the Fund were as follows:

                      Class A --____%
                      Class Z --____%

      3. The "Annual Fund Operating Expenses" and "Example Expenses" tables in the section entitled "Your Expenses" are updated and restated in their entirety as follows:

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                      CLASS A       CLASS B      CLASS C       CLASS Z

Management fee (%) (1)                 [0.72]         [0.72]      [0.72]       [0.72]
Distribution and service
 (12b-1) fees (%)                      [0.35(3)]      [1.00]      [1.00]       [0.00]
Other expenses (%) (2)                 [0.53]         [0.58]      [0.53]       [0.22(4)]
Total annual fund operating            [1.60 (3)]     [2.30]      [2.25]       [0.94(4)]
 expenses (%)

[(1) The Fund pays a management fee of 0.58% and an administration fee of 0.14%.]

[(2) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.]

[(3) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class A shares. If this waiver were reflected in the table, the 12b-1 fee for Class A shares would be 0.30% and the total annual fund operating expenses for Class A shares would be 1.55%. This arrangement may be modified or terminated by the distributor at any time.]

[(4) The Fund's distributor has voluntarily agreed to waive a portion its fee for Class Z shares. If this waiver were reflected in the table, the fee for Class Z shares would be 0.17% and the total annual fund operating expenses for Class Z shares would be 0.89%. This arrangement may be modified or terminated by the distributor at any time.]

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

                                                   1 YEAR        3 YEARS         5 YEARS        10 YEARS
Class A                                             [$728]       [$1,051]        [$1,396]       [$2,366]
Class B:  did not sell your shares                  [$233]       [$  718]        [$1,230]       [$2,461]
          sold all your shares at end of period     [$733]       [$1,018]        [$1,430]       [$2,461]
Class C:  did not sell your shares                  [$228]       [$  703]        [$1,205]       [$2,585]
          sold all your shares at end of period     [$328]       [$  703]        [$1,205]       [$2,585]
Class Z                                             [$ 96]       [$  300]        [$  520]       [$1,155]

      4. The section entitled "Financial Highlights" is updated and restated in its entirety as follows:

Selected data for a share outstanding throughout each period is as follows:

                                 (UNAUDITED)
                                 SIX MONTHS                                       PERIOD ENDED
                                    ENDED          YEAR ENDED SEPTEMBER 30,       SEPTEMBER 30,
 CLASS A SHARES                MARCH 31, 2005        2004             2003          2002 (a)
------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD            $      10.32        $ 10.36        $   8.83       $  9.98
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:

Net investment income
(loss) (b)                             0.03(c)       (0.08)          (0.05)        (0.01)
  Net realized and
   unrealized gain (loss)
   on investments                      0.35           0.04            1.58         (1.14)
------------------------------------------------------------------------------------------------
  Total from Investment
    Operations                         0.38          (0.04)           1.53         (1.15)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
  PERIOD                       $      10.70        $ 10.32        $  10.36       $  8.83
  Total return (d)(e)                  3.68%(f)      (0.39)%         17.33%       (11.52)%(f)
------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Operating expenses (g)               1.68%(h)       1.55%           1.54%         1.63%(h)
  Interest expense                       --%            -- %           -- %(i)        --%
  Net expenses (g)                     1.68%(h)       1.55%           1.54%         1.63%(h)
  Net investment income
    (loss) (g)                         0.51%(h)      (0.68)%         (0.53)%       (0.41)%(h)
  Waiver/reimbursement                 0.05%          0.05%           0.05%         0.05%(h)
  Portfolio turnover rate                 1%            51%            108%           71%
  Net assets end of period
    (000s)                     $     56,786        $66,142        $ 81,967       $81,442

(a) Class A shares were initially offered on July 15, 2002. Per share data and total return reflect activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Net investment income per share reflects a special dividend which amounted to $0.06 per share.

(d) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(e) Had the Distributor not waived a portion of expenses, total return would have been reduced.

(f)   Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)   Annualized.

(i)   Rounds to less than 0.01%.

                                (UNAUDITED)
                                SIX MONTHS                                       PERIOD ENDED
                                   ENDED           YEAR ENDED SEPTEMBER 30,      SEPTEMBER 30,
 CLASS B SHARES                MARCH 31, 2005        2004            2003           2002 (a)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD           $        9.82       $    9.93      $     8.52       $     9.65
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:

Net investment loss (b)               (0.01)(c)       (0.15)          (0.11)           (0.02)
  Net realized and
   unrealized gain (loss)
   on investments                      0.34            0.04            1.52            (1.11)
-------------------------------------------------------------------------------------------------
  Total from Investment
    Operations                         0.33           (0.11)           1.41            (1.13)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
  PERIOD                      $       10.15       $    9.82      $     9.93       $     8.52
  Total return (d)                     3.36%(e)       (1.11)%         16.55%          (11.71)%(e)
-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Operating expenses (f)               2.43%(g)        2.30%           2.24%            2.33%(g)
  Interest expense                  --                   --              --%(h)           --
  Net expenses (f)                     2.43%(g)        2.30%           2.24%            2.33%(g)
  Net investment loss (f)             (0.22)%(g)      (1.43)%         (1.23)%          (1.11)%(g)
  Portfolio turnover rate                 1%(e)          51%            108%              71%
  Net assets end of period
    (000s)                    $     212,429       $ 245,137      $  303,943       $  306,561

(a) Class B shares were initially offered on July 15, 2002. Per share data and total return reflect activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Net investment income per share reflects a special dividend which amounted to $0.06 per share.

(d) Total return at net asset value assuming no contingent deferred sales charge.

(e)   Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

(h)   Rounds to less than 0.01%.

                                (UNAUDITED)
                                SIX MONTHS                                       PERIOD ENDED
                                   ENDED           YEAR ENDED SEPTEMBER 30,      SEPTEMBER 30,
 CLASS C SHARES                MARCH 31, 2005        2004            2003           2002 (a)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD               $   9.82         $   9.92       $   8.52        $     9.64
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:

Net investment loss (b)              (0.01)(c)        (0.15)         (0.11)            (0.02)
  Net realized and
   unrealized gain (loss)
   on investments                     0.33             0.05           1.51             (1.10)
-------------------------------------------------------------------------------------------------
  Total from Investment
    Operations                        0.32            (0.10)          1.40             (1.12)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
  PERIOD                         $   10.14         $   9.82       $   9.92        $     8.52
  Total return (d)                    3.26%(e)        (1.01)%        16.43%           (11.62)%(e)
-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Operating expenses (f)              2.38%(g)         2.25%          2.24%             2.33%(g)
  Interest expense                      --               --             --%(h)            --
  Net expenses (f)                    2.38%(g)         2.25%          2.24%             2.33%(g)
  Net investment loss (f)            (0.18)%(g)       (1.39)%        (1.23)%           (1.11)%(g)
  Portfolio turnover rate                1%(e)           51%           108%               71%
  Net assets end of period
    (000s)                       $  17,157         $ 20,100       $ 27,938        $   28,093

(a) Class C shares were initially offered on July 15, 2002. Per share data and total return reflect activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Net investment income per share reflects a special dividend which amounted to $0.06 per share.

(d) Total return at net asset value assuming no contingent deferred sales charge.

(e)   Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

(h)   Rounds to less than 0.01%.

                                (UNAUDITED)
                                 SIX MONTHS                                     YEAR ENDED SEPTEMBER 30,
                                   ENDED
CLASS Z SHARES                 MARCH 31, 2005       2004            2003(a)         2002(a)(b)      2001(a)          2000(a)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD            $      8.35         $    8.32      $     7.05     $     9.45       $     19.89     $     15.73
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:

Net investment income
(loss) (c)                            0.06(d)             --(e)          --(e)         0.01(f)          (0.01)(f)       (0.08)(f)
  Net realized and
   unrealized gain
   (loss) on investments              0.28              0.03            1.27          (2.41)            (7.77)           5.39
                              ------------------------------------------------------------------------------------------------
  Total from Investment
    Operations                        0.34              0.03            1.27          (2.40)            (7.78)           5.31
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  DECLARED TO
  SHAREHOLDERS:
------------------------------------------------------------------------------------------------------------------------------
From net realized gains                 --                --              --             --             (2.66)          (1.15)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
  PERIOD                       $      8.69         $    8.35      $     8.32     $     7.05       $      9.45     $     19.89
  Total return (g)                    4.07%(h)(i)       0.36%(i)       17.96%(i)     (25.34)%(i)       (43.48)%         35.04%
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Operating expenses (j)              0.92%(k)          0.89%           1.00%          0.88%(f)          0.95%(f)        0.95%(f)
------------------------------------------------------------------------------------------------------------------------------
  Interest expense                      --                --              --%(l)         --                --              --
  Net expenses (j)                    0.92%(k)          0.89%           1.00%          0.88%(f)          0.95%(f)        0.95%(f)
  Net investment income
    (loss) (j)                        1.27%(k)         (0.02)%          0.01%          0.08%(f)         (0.05)%         (0.44)%(f)
  Waiver/reimbursement                0.05%(k)          0.05%           0.06%          0.01%               --              --
  Portfolio turnover rate                1%(h)            51%            108%            71%               73%(m)          74%(m)
  Net assets end of period
    (000s)                     $   353,588         $ 359,891      $  384,861     $  360,240       $  551,474      $ 1,083,271

(a) Per share data has been restated to reflect a 3-for-1 share split effective July 25, 2003.

(b) On July 15, 2002, the Stein Roe Growth Stock Fund was redesignated Liberty Growth Stock Fund, Class Z shares.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share reflects a special dividend which amounted to $0.06 per share.

(e)   Rounds to less than $0.01 per share.

(f) Per share amounts and ratios reflect income and expenses inclusive of the Fund's proportionate share of the income and expenses of the SR&F Growth Stock Portfolio prior to the termination of their master/feeder fund structure on July 12, 2002.

(g) Total return at net asset value assuming all distributions reinvested. (h) Not annualized.

(i) Had the Investment Advisor/Transfer Agent not waived a portion of expenses, total return would have been reduced.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k)   Annualized.

(l)   Round to less than 0.01%.

(m)   Portfolio turnover rate disclosed is for the SR&F Growth Stock Portfolio.

      5. The information under the heading "For More Information - Investment Company Act file number" is revised as follows:

      Columbia Funds Series Trust I: 811-4367

          -        Columbia Growth Stock Fund

      6. As discussed in greater detail in earlier supplements, on March 15, 2004, Columbia Management Advisors, Inc. ("Columbia Management"), the Fund's adviser, and Columbia Funds Distributor, Inc. ("CFD") the distributor of the Fund's shares (collectively, "Columbia"), entered into agreements in principle with the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") to resolve the proceedings brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds. On February 9, 2005, Columbia entered into an Assurance of Discontinuance with the NYAG (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order" and together, the "Settlements"). The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle.

Under the terms of the SEC Order, Columbia has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review Columbia's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below).

The Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the settlement amounts will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with Columbia and the Fund's independent trustees and not unacceptable to the staff of the SEC. More specific information on the distribution plan will be communicated at a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia Funds, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

A copy of the SEC Order will be available on the SEC's website at http://www.sec.gov. A copy of the NYAG Settlement will be available as part of the Bank of America Corporation Form 8-K filing on or about February 10, 2005.

      7. Columbia Funds Distributor, Inc. (the Fund's distributor) and Columbia Funds Services, Inc. (the Fund's transfer agent) have changed their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.

      8. The Prospectuses are hereby supplemented with the following information relating to hypothetical investment and expense information:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

      The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Fund assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of fee waivers or expense reimbursements. Your actual costs may be higher or lower.

CLASS A

                               ANNUAL EXPENSE RATIO
                                       1.60%

         CUMULATIVE RETURN     HYPOTHETICAL YEAR-END                                  HYPOTHETICAL YEAR       ANNUAL
          BEFORE FEES AND         BALANCE BEFORE            CUMULATIVE RETURN         END BALANCE AFTER      FEES AND
YEAR         EXPENSES            FEES AND EXPENSES        AFTER FEES AND EXPENSES     FEES AND EXPENSES      EXPENSES
 1             5.00%                 $ 9,896.25                   3.40%                  $ 9,745.45          $  728.36
 2            10.25%                 $10,391.06                   6.92%                  $10,076.80          $  158.58
 3            15.76%                 $10,910.62                  10.55%                  $10,419.41          $  163.97
 4            21.55%                 $11,456.15                  14.31%                  $10,773.67          $  169.54
 5            27.63%                 $12,028.95                  18.20%                  $11,139.97          $  175.31
 6            34.01%                 $12,630.40                  22.21%                  $11,518.73          $  181.27
 7            40.71%                 $13,261.92                  26.37%                  $11,910.37          $  187.43
 8            47.75%                 $13,925.02                  30.67%                  $12,315.32          $  193.81
 9            55.13%                 $14,621.27                  35.11%                  $12,734.04          $  200.39
 10           62.89%                 $15,352.33                  39.70%                  $13,167.00          $  207.21

TOTAL GAIN BEFORE FEES AND EXPENSES  $ 5,927.33
TOTAL GAIN AFTER FEES AND EXPENSES                                                       $ 3,742.00
TOTAL ANNUAL FEES AND EXPENSES                                                                               $2,365.87

CLASS B

                               ANNUAL EXPENSE RATIO
                                       2.30%

         CUMULATIVE RETURN     HYPOTHETICAL YEAR-END                                  HYPOTHETICAL YEAR       ANNUAL
          BEFORE FEES AND         BALANCE BEFORE            CUMULATIVE RETURN         END BALANCE AFTER      FEES AND
YEAR         EXPENSES            FEES AND EXPENSES        AFTER FEES AND EXPENSES     FEES AND EXPENSES      EXPENSES
 1               5.00%              $10,500.00                     2.70%                 $10,270.00          $  233.10
 2              10.25%              $11,025.00                     5.47%                 $10,547.29          $  239.40
 3              15.76%              $11,576.25                     8.32%                 $10,832.07          $  245.86
 4              21.55%              $12,155.06                    11.25%                 $11,124.53          $  252.50
 5              27.63%              $12,762.82                    14.25%                 $11,424.90          $  259.32
 6              34.01%              $13,400.96                    17.33%                 $11,733.37          $  266.32
 7              40.71%              $14,071.00                    20.50%                 $12,050.17          $  273.51
 8              47.75%              $14,774.55                    23.76%                 $12,375.52          $  280.90
 9              55.13%              $15,513.28                    27.96%                 $12,796.29          $  201.37
 10             62.89%              $16,288.95                    32.31%                 $13,231.36          $  208.22

TOTAL GAIN BEFORE FEES AND EXPENSES $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                       $ 3,231.36
TOTAL ANNUAL FEES AND EXPENSES                                                                               $2,460.50

CLASS C

                               ANNUAL EXPENSE RATIO
                                       2.25%

         CUMULATIVE RETURN     HYPOTHETICAL YEAR-END                                  HYPOTHETICAL YEAR       ANNUAL
          BEFORE FEES AND         BALANCE BEFORE            CUMULATIVE RETURN         END BALANCE AFTER      FEES AND
YEAR         EXPENSES            FEES AND EXPENSES        AFTER FEES AND EXPENSES     FEES AND EXPENSES      EXPENSES
 1              5.00%               $10,500.00                     2.75%                  $10,275.00         $  228.09
 2             10.25%               $11,025.00                     5.58%                  $10,557.56         $  234.37
 3             15.76%               $11,576.25                     8.48%                  $10,847.90         $  240.81
 4             21.55%               $12,155.06                    11.46%                  $11,146.21         $  247.43
 5             27.63%               $12,762.82                    14.53%                  $11,452.73         $  254.24
 6             34.01%               $13,400.96                    17.68%                  $11,767.68         $  261.23
 7             40.71%               $14,071.00                    20.91%                  $12,091.29         $  268.41
 8             47.75%               $14,774.55                    24.24%                  $12,423.81         $  275.79
 9             55.13%               $15,513.28                    27.65%                  $12,765.46         $  283.38
 10            62.89%               $16,288.95                    31.17%                  $13,116.51         $  291.17

TOTAL GAIN BEFORE FEES AND EXPENSES $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                        $ 3,116.51
TOTAL ANNUAL FEES AND EXPENSES                                                                               $2,584.92

CLASS Z

                               ANNUAL EXPENSE RATIO
                                        0.94%

         CUMULATIVE RETURN     HYPOTHETICAL YEAR-END                                  HYPOTHETICAL YEAR       ANNUAL
          BEFORE FEES AND         BALANCE BEFORE            CUMULATIVE RETURN         END BALANCE AFTER      FEES AND
YEAR         EXPENSES            FEES AND EXPENSES        AFTER FEES AND EXPENSES     FEES AND EXPENSES      EXPENSES
 1             5.00%                 $10,500.00                   4.06%                  $10,406.00          $   95.91
 2            10.25%                 $11,025.00                   8.28%                  $10,828.48          $   99.80
 3            15.76%                 $11,576.25                  12.68%                  $11,268.12          $  103.85
 4            21.55%                 $12,155.06                  17.26%                  $11,725.61          $  108.07
 5            27.63%                 $12,762.82                  22.02%                  $12,201.67          $  112.46
 6            34.01%                 $13,400.96                  26.97%                  $12,697.05          $  117.02
 7            40.71%                 $14,071.00                  32.13%                  $13,212.55          $  121.78
 8            47.75%                 $14,774.55                  37.49%                  $13,748.98          $  126.72
 9            55.13%                 $15,513.28                  43.07%                  $14,307.19          $  131.86
 10           62.89%                 $16,288.95                  48.88%                  $14,888.06          $  137.22

TOTAL GAIN BEFORE FEES AND EXPENSES  $ 6,288.95                                          $ 4,888.06
TOTAL GAIN AFTER FEES AND EXPENSES
     TOTAL ANNUAL FEES AND EXPENSES  $ 1,154.69

      Items 9 through 17 of this supplement apply only to Classes A, B, and C of the Fund.

      9. The footnotes to the table entitled "Shareholder Fees" are revised to provide that the contingent deferred sales charge ("CDSC") applicable to Class A shares applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.

      10. The section entitled "Investment Minimums" is revised in its entirety as follows:

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Please see the Statement of Additional Information for more details on investment minimums.

      11. The call-out box entitled "Choosing a Share Class" is revised in its entirety as follows:

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B AND C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

      12. The table entitled "Class A Sales Charges" is replaced in its entirety as follows:

      For Fixed Income Funds (other than Columbia Money Market Fund and Columbia Municipal Money Market Fund):

CLASS A SALES CHARGES

                                      AS A % OF THE                              % OF OFFERING PRICE
                                     PUBLIC OFFERING      AS A % OF YOUR        RETAINED BY FINANCIAL
AMOUNT PURCHASED                          PRICE             INVESTMENT               ADVISOR
Less than $50,000                          4.75               4.99                     4.25
$50,000 to less than $100,000              4.50               4.71                     4.00
$100,000 to less than $250,000             3.50               3.63                     3.00
$250,000 to less than $500,000             2.50               2.56                     2.25
$500,000 to less than $1,000,000           2.00               2.04                     1.75
$1,000,000 or more                         0.00               0.00                     0.00

      For Short-Intermediate Fixed Income Funds:

CLASS A SALES CHARGES

                                      AS A % OF THE                              % OF OFFERING PRICE
                                     PUBLIC OFFERING      AS A % OF YOUR        RETAINED BY FINANCIAL
AMOUNT PURCHASED                          PRICE             INVESTMENT                 ADVISOR
Less than $100,000                        3.25                 3.36                      3.00
$100,000 to less than $250,000            2.50                 2.56                      2.25
$250,000 to less than $500,000            2.00                 2.04                      1.75
$500,000 to less than $1,000,000          1.50                 1.52                      1.25
$1,000,000 or more                        0.00                 0.00                      0.00

      For Short-Term Fixed Income Funds:

CLASS A SALES CHARGES

                                      AS A % OF THE                              % OF OFFERING PRICE
                                     PUBLIC OFFERING      AS A % OF YOUR        RETAINED BY FINANCIAL
AMOUNT PURCHASED                          PRICE             INVESTMENT                 ADVISOR
Less than $100,000                        1.00                1.01                       0.75
$100,000 to less than $250,000            0.75                0.76                       0.50
$250,000 to less than $1,000,000          0.50                0.50                       0.40
$1,000,000 or more                        0.00                0.00                       0.00

      13. The paragraph immediately following the table entitled "Class A Sales Charges" is revised in its entirety as follows:

Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

      14. The table entitled "Purchases Over $1 Million" for Class A shares is replaced in its entirety as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                          COMMISSION %
Less than $3 million                                         1.00
$3 million to less than $50 million                          0.50
$50 million or more                                          0.25

For certain group retirement plans, financial advisors will receive a 1% commission from the distributor on all purchases less than $3 million.

      15. The section entitled "Reduced Sales Charges for Larger Investments" is revised in its entirety as follows:

      A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

      B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

      -     Individual accounts

      -     Joint accounts

      -     Certain IRA accounts

      -     Certain trusts

      -     UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

      C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

      D. How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, though fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

      16. All disclosure related to Class B Sales Charges under the section entitled "Sales Charges" is revised in its entirety as follows:

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

      For all Funds (other than the Short-Intermediate Fixed Income Funds):

Purchases of less than $50,000

CLASS B SALES CHARGES

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
Through first year                                             5.00
Through second year                                            4.00
Through third year                                             3.00

Through fourth year                                            3.00
Through fifth year                                             2.00
Through sixth year                                             1.00
Longer than six years                                          0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

      For Short-Intermediate Fixed Income Funds:

Purchases of less than $50,000

CLASS B SALES CHARGES

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
Through first year                                              3.00
Through second year                                             3.00
Through third year                                              2.00
Through fourth year                                             1.00
Through fifth year                                              0.00
Through sixth year                                              0.00
Longer than six years                                           0.00

Commission to financial advisors is 2.75%.

Automatic conversion to Class A shares occurs eight years after purchase.

      17. The instructions with respect to redemptions by systematic withdrawal plan in the table under the section "How to Sell Shares" are revised in their entirety as follows:

You may automatically sell a specified dollar amount or percentage of your account on a monthly, quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance requirement has been waived for wrap accounts. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

      Section 18 of this supplement applies only to Class Z of the Fund.

      18. The section entitled "Eligible Investors" is revised in its entirety as follows:

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.

IMPORTANT THINGS TO CONSIDER WHEN DECIDING ON A CLASS OF SHARES:

Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.

Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by an intermediary. Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.

Eligible Investors and their applicable investment minimums are as follows:

No minimum initial investment

- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

- Any group retirement plan, including defined benefit and defined contribution plans such as: 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of a Fund's transfer agent;

- Any investor purchasing through a Columbia Management Group state tuition plan organized under Section 529 of the Internal Revenue Code; or

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

$1,000 minimum initial investment

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (CMD) (i) who holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by CMD;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by CMD;

- Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;

- Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $1,000 minimum investment requirement);

- Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; or

- Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.

The Funds reserve the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Funds also reserve the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

[Control #]                                                               [Date]

COLUMBIA GROWTH STOCK FUND              Prospectus, February 1, 2005

CLASS A, B AND C SHARES

Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   3
Your Expenses........................................   5

YOUR ACCOUNT                                            7
---------------------------------------------------------
How to Buy Shares....................................   7
Sales Charges........................................   8
How to Exchange Shares...............................  13
How to Sell Shares...................................  13
Fund Policy on Trading of Fund Shares................  14
Distribution and Service Fees........................  15
Other Information About Your Account.................  16

MANAGING THE FUND                                      19
---------------------------------------------------------
Investment Advisor...................................  19
Portfolio Manager....................................  19

OTHER INVESTMENT
STRATEGIES AND RISKS                                   20
---------------------------------------------------------

FINANCIAL HIGHLIGHTS                                   21
---------------------------------------------------------

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in large capitalization stocks. Large-cap stocks are stocks of large-size companies that have market capitalizations similar in size to those companies in the Russell 1000 Growth Index. As of December 31, 2004, that index included companies with capitalizations between approximately $631 million and $386 billion. All market capitalizations are determined at the time of purchase.


The Fund's investments are diversified among industries and market sectors including, but not limited to, technology, financial services, health care, and global consumer franchise sectors. The Fund may invest up to 25% of its total assets in foreign stocks. To select investments for the Fund, the Fund's investment advisor considers companies that it believes will generate earnings growth over the long term regardless of the economic environment.

The advisor may sell a portfolio holding if, among other reasons, the security reaches the advisor's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

----
 2

THE FUND

Sector risk is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

              The Fund's returns are compared to the Russell 1000 Growth
              Index (Russell Index), an unmanaged index that tracks the performance of those companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally
              managed.
             -------------------------------------------------------------------

                                                                            ----

THE FUND

CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)

                                  (BAR CHART)

                       35.63%     20.94%     31.62%     25.54%     36.61%                                      24.65%
                                                                              -11.34%    -23.94%    -29.88%               -2.87%
                        1995       1996       1997       1998       1999       2000       2001       2002       2003       2004


                                                          For the periods shown in bar chart:
                                                          Best quarter: 4th quarter 1999, +25.35%
                                                          Worst quarter: 3rd quarter 2001, -20.06%

 (1) The calendar year total returns shown for Class A shares include the returns of the Fund's Class Z shares (the oldest existing Fund class) for periods prior to July 15, 2002, the date on which Class A shares were initially offered by the Fund. Class A shares generally would have had substantially similar returns because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class A shares exceed expenses paid by Class Z shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004(1)


                                                              INCEPTION
                                                                DATE            1 YEAR          5 YEARS         10 YEARS
Class A (%)                                                    7/15/02
  Return Before Taxes                                                            -8.46          -11.61            7.16
  Return After Taxes on Distributions                                            -6.10           -9.79            4.73
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                                         -3.96           -7.26            4.97
------------------------------------------------------------------------------------------------------------------------
Class B (%)                                                    7/15/02
  Return Before Taxes                                                            -8.46          -11.19            7.60
  Return After Taxes on Distributions                                            -6.05           -9.31            5.19
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                                         -3.93           -6.85            5.40
------------------------------------------------------------------------------------------------------------------------
Class C (%)                                                    7/15/02
  Return Before Taxes                                                            -4.52          -10.87            7.61
  Return After Taxes on Distributions                                            -2.00           -8.99            5.20
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                                         -1.30           -6.60            5.41
------------------------------------------------------------------------------------------------------------------------
Russell Index (%)                                                N/A              6.30           -9.29            9.59


 (1) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing Fund class) for periods prior to their inception (adjusted to reflect the sales charges applicable to Class A, Class B and Class C, respectively). These returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A, Class B and Class C shares were initially offered on July 15, 2002, and Class Z shares were initially offered on July 1, 1958.

----
 4

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class B shares convert to Class A shares after eight years
             -------------------------------------------------------------------

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                CLASS A         CLASS B         CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                           5.75           0.00            0.00
-------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                                 1.00(2)        5.00            1.00
-------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)              (3)             (3)             (3)

 (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

 (3) There is a $7.50 charge for wiring sale proceeds to your bank.

                                                                            ----

THE FUND

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                                CLASS A         CLASS B         CLASS C
Management fee(1) (%)                                             0.72           0.72            0.72
-------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                         0.35(3)        1.00            1.00
-------------------------------------------------------------------------------------------------------
Other expenses(2) (%)                                             0.53           0.58            0.53
-------------------------------------------------------------------------------------------------------
Total annual fund operating expenses(2) (%)                       1.60(3)        2.30            2.25


 (1) The Fund pays a management fee of 0.58% and an administration fee of 0.14%.

 (2) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.


 (3) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class A shares. If this waiver were reflected in the table, the 12b-1 fee for Class A shares would be 0.30% and the total annual fund operating expenses for Class A shares would be 1.55%. This arrangement may be modified or terminated by the distributor at any time.


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


CLASS                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
Class A                                                           $728          $1,051          $1,396           $2,366
------------------------------------------------------------------------------------------------------------------------
Class B:    did not sell your shares                              $233          $  718          $1,230           $2,461
            sold all your shares at
            the end of the period                                 $733          $1,018          $1,430           $2,461
------------------------------------------------------------------------------------------------------------------------
Class C:    did not sell your shares                              $228          $  703          $1,205           $2,585
            sold all your shares at
            the end of the period                                 $328          $  703          $1,205           $2,585


----
 6

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.


             -------------------------------------------------------------------
INVESTMENT MINIMUMS

                   INITIAL MINIMUMS:
                   Initial Investment..........................................  $1,000
                   Automatic Investment Plan...................................  $   50
                   Retirement Plan.............................................  $   25

              The Fund reserves the right to change these investment
              minimums. The Fund also reserves the right to refuse a
              purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
             -------------------------------------------------------------------

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                       time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to the transfer agent, Columbia
                       Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class (and, in some cases, certain other classes) of the Fund at no additional cost. There may be an additional sales charge if exchanging from a money market
                       fund. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       Exchanges will continue so long as your fund balance is
                       sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                       $100 minimum) by calling 1-800-345-6611. There may be an
                       additional sales charge if exchanging from a money market
                       fund. Be sure to complete the appropriate section of the
                       account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund (and, in some cases, certain other classes) at no additional sales charge. There may be an additional sales charge if
                       exchanging from a money market fund. To invest your
                       dividends in the Fund, call 1-800-345-6611.

                                                                            ----

YOUR ACCOUNT

SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.

             -------------------------------------------------------------------

              CHOOSING A SHARE CLASS

              The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

              The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a
              separate prospectus provided to eligible institutional and other investors.
             -------------------------------------------------------------------

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES

                                                                                                             % OF OFFERING
                                                                   AS A % OF                                     PRICE
                                                                  THE PUBLIC                AS A %            RETAINED BY
                                                                   OFFERING                OF YOUR             FINANCIAL
AMOUNT PURCHASED                                                     PRICE                INVESTMENT            ADVISOR
Less than $50,000                                                    5.75                    6.10                5.00
--------------------------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                                        4.50                    4.71                3.75
--------------------------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                                       3.50                    3.63                2.75
--------------------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                                       2.50                    2.56                2.00
--------------------------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                                     2.00                    2.04                1.75
--------------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                   0.00                    0.00                0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

----
 8

YOUR ACCOUNT

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                                     COMMISSION %
Less than $3 million                                                     1.00
---------------------------------------------------------------------------------
$3 million to less than $5 million                                       0.80
---------------------------------------------------------------------------------
$5 million to less than $25 million                                      0.50
---------------------------------------------------------------------------------
$25 million or more                                                      0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

             -------------------------------------------------------------------

              UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

              Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your
              shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
              time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
              longest.
             -------------------------------------------------------------------

  A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to

                                                                            ----

YOUR ACCOUNT

substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.

  B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

- Individual accounts

- Joint accounts

- Certain IRA accounts

- Certain trusts

- UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.

  C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depends on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.

  D. How can I obtain more information about breakpoint discounts?

Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the

----
 10

YOUR ACCOUNT

CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   5.00
-------------------------------------------------------------------------------
Through second year                                                  4.00
-------------------------------------------------------------------------------
Through third year                                                   3.00
-------------------------------------------------------------------------------
Through fourth year                                                  3.00
-------------------------------------------------------------------------------
Through fifth year                                                   2.00
-------------------------------------------------------------------------------
Through sixth year                                                   1.00
-------------------------------------------------------------------------------
Longer than six years                                                0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the period during which a CDSC would apply when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation (as described above) apply, so that if the combined value of the eligible Fund accounts in all classes maintained by you and each member of your immediate family (as defined above), together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to a lower CDSC and the applicable reduced holding period, provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. This Class B share discount program for larger purchases (as further described in the charts below) is not applicable to Class B shares received by former Galaxy Fund Prime B shareholders in connection with the reorganization of the former Galaxy Fund.

                                                                            ----

YOUR ACCOUNT

PURCHASES OF $250,000 TO LESS THAN $500,000:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
-------------------------------------------------------------------------------
Through second year                                                  2.00
-------------------------------------------------------------------------------
Through third year                                                   1.00
-------------------------------------------------------------------------------
Longer than three years                                              0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
-------------------------------------------------------------------------------
Through second year                                                  2.00
-------------------------------------------------------------------------------
Through third year                                                   1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or to a financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

----
 12

YOUR ACCOUNT

CLASS C SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   1.00
-------------------------------------------------------------------------------
Longer than one year                                                 0.00

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                            ----

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund
                       distributed by Columbia Funds Distributor, Inc. at no
                       additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                       address below. In your letter of instruction, note the
                       Fund's name, share class, account number, and the dollar
                       value or number of shares you wish to sell. All account
                       owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the
                       Medallion Signature Guarantee Program for amounts over
                       $100,000 or for alternate payee or mailing instructions.
                       Additional documentation is required for sales by
                       corporations, agents, fiduciaries, surviving joint owners
                       and individual retirement account owners. For details, call
                       1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell shares of the Fund and request that the
                       proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                       available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                       Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.


The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


----
 14

YOUR ACCOUNT

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.


Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.


The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
RULE 12B-1 PLAN The Fund has adopted a plan under Rule 12b-l that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The distributor has voluntarily agreed to waive a portion of the Class A share distribution fee so that it does not exceed 0.05% annually. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedules applicable to Class B shares.

                                                                            ----

YOUR ACCOUNT

ADDITIONAL INTERMEDIARY COMPENSATION In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However,

----
 16

YOUR ACCOUNT

where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund distributes any dividends and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

                                                                            ----

YOUR ACCOUNT

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution and all subsequent distributions will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

----
 18

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.58% of average daily net assets of the Fund.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
PAUL BLAUSTEIN, senior vice president of Columbia Management, is the manager for the Fund and has managed the Fund since October, 2003. Mr. Blaustein has been associated with Columbia Management since October, 2003. Prior to joining Columbia Management in October, 2003, Mr. Blaustein was the portfolio manager of the Atlantic Whitehall Growth Fund, and with Atlantic Whitehall Funds Trust since 1997.

                                                                            ----

OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and their associated risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goal. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------
There are no limits on turnover. Turnover may vary significantly from year to year. The advisor does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. The Fund will also sell securities without regard to turnover if it believes that developments within specific issuers, sectors or the market as a whole so warrant. Portfolio turnover typically results in transaction costs and produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's total return.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

----
 20

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal years since inception, which run from October 1 to September 30, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements, which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

THE FUND


                                                              YEAR ENDED            YEAR ENDED           PERIOD ENDED
                                                             SEPTEMBER 30,         SEPTEMBER 30,         SEPTEMBER 30,
                                                                 2004                  2003                 2002(A)
                                                              Class A               Class A                Class A
                                                                ------                ------                 -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                          10.36                  8.83                    9.98
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(b)                                         (0.08)                (0.05)                  (0.01)
  Net realized and unrealized gain (loss) on
  investments                                                     0.04                  1.58                   (1.14)
----------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                 (0.04)                 1.53                   (1.15)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                10.32                 10.36                    8.83
----------------------------------------------------------------------------------------------------------------------
Total return (%)(c)(d)                                           (0.39)                17.33                  (11.52)(e)
----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Operating expenses(f)                                           1.55                  1.54                    1.63(h)
  Interest expense                                                  --                    --(g)                   --
  Net expenses(f)                                                 1.55                  1.54                    1.63(h)
  Net investment loss(f)                                         (0.68)                (0.53)                  (0.41)(h)
  Waiver/reimbursement                                            0.05                  0.05                    0.05(h)
Portfolio turnover rate (%)                                         51                   108                      71
Net assets, end of period (000's) ($)                           66,142                81,967                  81,442


 (a) Class A shares were initially offered on July 15, 2002. Per share data and total return reflect activity from that date.

 (b) Per share data was calculated using average shares outstanding during the period.

 (c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.


 (d) Had the distributor not waived a portion of expenses, total return would have been reduced.


 (e) Not annualized.

 (f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


 (g) Rounds to less than 0.01%.



 (h) Annualized.


                                                                            ----

FINANCIAL HIGHLIGHTS

THE FUND


                                                        YEAR ENDED            YEAR ENDED           PERIOD ENDED
                                                       SEPTEMBER 30,         SEPTEMBER 30,         SEPTEMBER 30,
                                                           2004                  2003                 2002(A)
                                                          Class B               Class B               Class B
                                                          -------               -------               -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                       9.93                  8.52                  9.65
----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(b)                                     (0.15)                (0.11)                (0.02)
  Net realized and unrealized gain (loss) on
  investments                                                 0.04                  1.52                 (1.11)
----------------------------------------------------------------------------------------------------------------
Total from Investment Operations                             (0.11)                 1.41                 (1.13)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                             9.82                  9.93                  8.52
----------------------------------------------------------------------------------------------------------------
Total return (%)(c)                                          (1.11)                16.55                (11.71)(d)
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
(%):
  Operating expenses(e)                                       2.30                  2.24                  2.33(g)
  Interest expense                                              --                    --(f)                 --
  Net expenses(e)                                             2.30                  2.24                  2.33(g)
  Net investment loss(e)                                     (1.43)                (1.23)                (1.11)(g)
Portfolio turnover rate (%)                                     51                   108                    71
Net assets, end of period (000's) ($)                      245,137               303,943               306,561


 (a) Class B shares were initially offered on July 15, 2002. Per share data and total return reflect activity from that date.

 (b) Per share data was calculated using average shares outstanding during the period.

 (c) Total return at net asset value assuming no contingent deferred sales charge.

 (d) Not annualized.

 (e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


 (f) Rounds to less than 0.01%.



 (g) Annualized.


----
 22

FINANCIAL HIGHLIGHTS

THE FUND


                                                              YEAR ENDED            YEAR ENDED           PERIOD ENDED
                                                             SEPTEMBER 30,         SEPTEMBER 30,         SEPTEMBER 30,
                                                                 2004                  2003                 2002(A)
                                                              Class C               Class C                Class C
                                                                ------                ------                 -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                           9.92                  8.52                    9.64
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(b)                                         (0.15)                (0.11)                  (0.02)
  Net realized and unrealized gain (loss) on
  investments                                                     0.05                  1.51                   (1.10)
----------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                 (0.10)                 1.40                   (1.12)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                 9.82                  9.92                    8.52
----------------------------------------------------------------------------------------------------------------------
Total return (%)(c)                                              (1.01)                16.43                  (11.62)(d)
----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Operating expenses(e)                                           2.25                  2.24                    2.33(g)
  Interest expense                                                  --                    --(f)                   --
  Net expenses(e)                                                 2.25                  2.24                    2.33(g)
  Net investment loss(e)                                         (1.39)                (1.23)                  (1.11)(g)
Portfolio turnover rate (%)                                         51                   108                      71
Net assets, end of period (000's) ($)                           20,100                27,938                  28,093


 (a) Class C shares were initially offered on July 15, 2002. Per share data and total return reflect activity from that date.

 (b) Per share data was calculated using average shares outstanding during the period.

 (c) Total return at net asset value assuming no contingent deferred sales charge.

 (d) Not annualized.

 (e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


 (f) Rounds to less than 0.01%.



 (g) Annualized.


                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Funds Trust XI: 811-4978

- Columbia Growth Stock Fund

--------------------------------------------------------------------------------

         (ColumbiaFunds Logo)
         A Member of Columbia Management Group


         (C)2005 Columbia Funds Distributor, Inc.

         One Financial Center, Boston, MA 02111-2621

         800.426.3750  www.columbiafunds.com                    755-01/046U-1204

COLUMBIA GROWTH STOCK FUND               Prospectus, February 1, 2005

CLASS Z SHARES

Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   3
Your Expenses........................................   5
YOUR ACCOUNT                                            7
---------------------------------------------------------
How to Buy Shares....................................   7
Eligible Investors...................................   8
Sales Charges........................................   9
How to Exchange Shares...............................   9
How to Sell Shares...................................   9
Fund Policy on Trading of Fund Shares................  10
Intermediary Compensation............................  11
Other Information About Your Account.................  12

MANAGING THE FUND                                      15
---------------------------------------------------------
Investment Advisor...................................  15
Portfolio Manager....................................  15

OTHER INVESTMENT
STRATEGIES AND RISKS                                   16
---------------------------------------------------------

FINANCIAL HIGHLIGHTS                                   17
---------------------------------------------------------

Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in large capitalization stocks. Large-cap stocks are stocks of large-size companies that have market capitalizations similar in size to those companies in the Russell 1000 Growth Index. As of December 31, 2004, that index included companies with capitalizations between approximately $631 million and $386 billion. All market capitalizations are determined at the time of purchase.


The Fund's investments are diversified among industries and market sectors including, but not limited to, technology, financial services, health care, and global consumer franchise sectors. The Fund may invest up to 25% of its total assets in foreign stocks. To select investments for the Fund, the Fund's investment advisor considers companies that it believes will generate earnings growth over the long term regardless of the economic environment.

The advisor may sell a portfolio holding if, among other reasons, the security reaches the advisor's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

----
 2

THE FUND

Sector risk is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The Fund did not have separate classes of shares prior to July 15, 2002; on that date, the Fund's outstanding shares were redesignated as Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

              The Fund's returns are compared to the Russell 1000 Growth
              Index (Russell Index), an unmanaged index that tracks the performance of those companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally
              managed.
             -------------------------------------------------------------------

                                                                            ----

THE FUND

CALENDAR YEAR TOTAL RETURNS (CLASS Z)


                                  (BAR CHART)

                     35.63%  20.94%  31.62%  25.54%  36.61%                                25.24%
                                                             -11.34%   -23.94%   -29.56%           -2.17%
                      1995    1996    1997    1998    1999     2000      2001      2002     2003    2004

                                                          For the periods shown in bar chart:
                                                          Best quarter: 4th quarter 1999, +25.35%
                                                          Worst quarter: 3rd quarter 2001, -20.06%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004


                                                              INCEPTION
                                                                DATE            1 YEAR          5 YEARS         10 YEARS
Class Z (%)                                                    7/1/58
  Return Before Taxes                                                            -2.17          -10.26            7.98
  Return After Taxes on Distributions                                             0.36           -8.43            5.52
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                                          0.23           -6.17            5.68
------------------------------------------------------------------------------------------------------------------------
Russell Index                                                    N/A              6.30           -9.29            9.59


----
 4

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------

              UNDERSTANDING EXPENSES

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions
             -------------------------------------------------------------------

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         0.00
--------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               0.00
--------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             (2)

 (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (2) There is a $7.50 charge for wiring sale proceeds to your bank.

                                                                            ----

THE FUND

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


Management fee(1) (%)                                           0.72
--------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                       0.00
--------------------------------------------------------------------
Other expenses(2)(3) (%)                                        0.22
--------------------------------------------------------------------
Total annual fund operating expenses(2)(3) (%)                  0.94


 (1) The Fund pays a management fee of 0.58% and an administration fee of 0.14%.

 (2) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.


 (3) The Fund's transfer agent has voluntarily agreed to waive a portion of its fee for Class Z shares. If this waiver were reflected in the table, other expenses for Class Z shares would be 0.17% and total annual fund operating expenses for Class Z shares would be 0.89%. This arrangement may be modified or terminated by the advisor at any time.


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $96      $300      $520      $1,155


----
 6

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------

When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with Columbia Funds Services, Inc. or your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                       time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to Columbia Funds Services, Inc.,
                       P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund and mailed to
                       Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class of the Fund at no additional cost.
                       To exchange by telephone, call 1-800-422-3737. Please see
                       "How to Exchange Shares" for more information.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       Exchanges will continue so long as your fund balance is
                       sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                       $100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.

                                                                            ----

YOUR ACCOUNT

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by Columbia Funds Distributor, Inc.;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Funds Distributor, Inc.; and

- Any employee (or family member of an employee) of the former FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment

- Clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and

- Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

- Any client of Fleet National Bank or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet National Bank or the subsidiary);

- A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from Columbia Funds Distributor, Inc. or through a third-party broker-dealer;

- Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $50 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

----
 8

YOUR ACCOUNT

SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

             -------------------------------------------------------------------
CHOOSING A SHARE CLASS

              The Fund offers one class of shares in this prospectus --
              CLASS Z.

              The Fund also offers three additional classes of shares --
              CLASS A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
             -------------------------------------------------------------------

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                            ----

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into Class Z shares or Class A
                       shares (only if Class Z is not offered) of another fund
                       distributed by Columbia Funds Distributor, Inc. at no
                       additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a
                       member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature
                       Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries,
                       surviving joint owners and individual retirement account
                       owners. For details, call 1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell shares of the Fund and request that the
                       proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.


The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


----
 10

YOUR ACCOUNT

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.


Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.


The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

INTERMEDIARY COMPENSATION
--------------------------------------------------------------------------------
The distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

                                                                            ----

YOUR ACCOUNT

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

----
 12

YOUR ACCOUNT

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund distributes any dividends and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution

                                                                            ----

YOUR ACCOUNT

which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

----
 14

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.58% of average daily net assets of the Fund.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
PAUL BLAUSTEIN, senior vice president of Columbia Management, is the manager for the Fund and has managed the Fund since October, 2003. Mr. Blaustein has been associated with Columbia Management since October, 2003. Prior to joining Columbia Management in October, 2003, Mr. Blaustein was the portfolio manager of the Atlantic Whitehall Growth Fund, and with Atlantic Whitehall Funds Trust since 1997.

                                                                            ----

OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and their associated risks are described under "The Fund -- Principal Investment Strategies" and "The
Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goal. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------
There are no limits on turnover. Turnover may vary significantly from year to year. The advisor does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. The Fund will also sell securities without regard to turnover if it believes that developments within specific issuers, sectors or the market as a whole so warrant. Portfolio turnover typically results in transaction costs and produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's total return.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

----
 16

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the last five fiscal years, which run from October 1 to September 30, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements, which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

THE FUND


                                                                               YEAR ENDED SEPTEMBER 30,
                                                        2004      2003(A)          2002(A)(B)         2001(A)           2000(A)
                                                      Class Z     Class Z           Class Z           Class Z           Class Z
                                                      -------     -------            -------          -------          ---------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                  8.32        7.05               9.45            19.89              15.73
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS ($):
  Net investment income (loss)(c)                          --(d)       --(d)            0.01(e)         (0.01)(e)          (0.08)(e)
  Net realized and unrealized gain
  (loss) on investments                                  0.03        1.27              (2.41)           (7.77)              5.39
--------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                         0.03        1.27              (2.40)           (7.78)              5.31
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net realized gains                                  --          --                 --            (2.66)             (1.15)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                        8.35        8.32               7.05             9.45              19.89
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(f)                                      0.36(g)    17.96(g)          (25.34)(g)       (43.48)             35.04
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
(%):
  Operating expenses(h)                                  0.89        1.00               0.88(e)          0.95(e)            0.95(e)
  Interest expense                                         --          --(i)              --               --                 --
  Net expenses(h)                                        0.89        1.00               0.88(e)          0.95(e)            0.95(e)
  Net investment income (loss)(h)                       (0.02)       0.01               0.08(e)         (0.05)(e)          (0.44)(e)
  Waiver/reimbursement                                   0.05        0.06               0.01               --                 --
Portfolio turnover rate (%)                                51         108                 71               73(j)              74(j)
Net assets, end of period (000's) ($)                 359,891     384,861            360,240          551,474          1,083,271


 (a) Per share data has been restated to reflect a 3-for-1 share split effective July 25, 2003.

 (b) On July 15, 2002, the Stein Roe Growth Stock Fund was redesignated Liberty Growth Stock Fund, Class Z shares.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Rounds to less than $0.01 per share.

 (e) Per share amounts and ratios reflect income and expenses inclusive of the Fund's proportionate share of the income and expenses of the SR&F Growth Stock Portfolio prior to the termination of their master/feeder fund structure on July 12, 2002.

 (f) Total return at net asset value assuming all distributions reinvested.


 (g) Had the investment advisor/transfer agent not waived a portion of expenses, total return would have been reduced.


 (h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


 (i) Rounds to less than 0.01%.



 (j) Portfolio turnover disclosed is for the SR&F Growth Stock Portfolio.


                                                                            ----

NOTES

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 18

NOTES

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FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Funds Trust XI: 811-4978

- Columbia Growth Stock Fund

--------------------------------------------------------------------------------

         (ColumbiaFunds Logo)
         A Member of Columbia Management Group


         (C)2005 Columbia Funds Distributor, Inc.

         One Financial Center, Boston, MA 02111-2621

         800.426.3750  www.columbiafunds.com                    755-01/047U-1204

                           COLUMBIA GROWTH STOCK FUND
                          COLUMBIA YOUNG INVESTOR FUND
                     SERIES OF COLUMBIA FUNDS SERIES TRUST I
                       STATEMENT OF ADDITIONAL INFORMATION
                             ________________, 2005

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of Columbia Growth Stock Fund and Columbia Young Investor Fund (each a "Fund" and collectively, the "Funds"). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the relevant Fund dated _________, 2005. This SAI should be read together with the relevant Fund's Prospectus and the most recent Annual Report dated September 30, 2004, and Semiannual Report dated March 31, 2005, for Columbia Growth Stock Fund and Columbia Young Investor Fund, respectively, each a series of Columbia Funds Trust V, the predecessor to the Funds (each a "Predecessor Fund"). Investors may obtain a free copy of the relevant Fund's Prospectus and Annual Report from Columbia Funds Distributor, Inc. (CMD), One Financial Center, Boston, MA 02111-2621. The financial statements and Report of Independent Registered Public Accounting Firm appearing in each Fund's September 30, 2004 Annual Report and the financial statements appearing in the Predecessor Fund's March 31, 2005 Semiannual Report are incorporated into this SAI by reference.

Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by CMD generally and additional information about certain securities and investment techniques described in the Funds' Prospectuses.

TABLE OF CONTENTS

                                                              PAGE
PART 1
Definitions                                                    b
Organization and History                                       b
Investment Goal and Policies                                   b
Fundamental Investment Policies                                c
Other Investment Policies                                      d
Portfolio Turnover                                             e
Fund Charges and Expenses                                      e
Custodian                                                      o
Independent Registered Public Accounting Firm                  o

                                                              PAGE
PART 2
Miscellaneous Investment Practices                             [ ]
Taxes                                                          [ ]
Additional Tax Matters Concerning Trust Shares                 [ ]
Management of the Funds                                        [ ]
Determination of Net Asset Value                               [ ]
How to Buy Shares                                              [ ]
Special Purchase Programs/Investor Services                    [ ]
Programs for Reducing or Eliminating Sale Charges              [ ]
How to Sell Shares                                             [ ]
Distributions                                                  [ ]
How to Exchange Shares                                         [ ]
Suspension of Redemptions                                      [ ]
Shareholder Liability                                          [ ]
Shareholder Meetings                                           [ ]
Appendix I                                                     [ ]
Appendix II                                                    [ ]

SUP-39/88254-0705

                                     PART 1
                           COLUMBIA GROWTH STOCK FUND
                          COLUMBIA YOUNG INVESTOR FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                        __________________________, 2005

DEFINITIONS
      "Growth Stock Fund" or "Fund"      Columbia Growth Stock Fund
      "Young Investor Fund" or "Fund"    Columbia Young Investor Fund
      "Trust"                            Columbia Funds Series Trust I
      "Advisor"                          Columbia Management Advisors, Inc., the
                                         Funds' investment advisor
      "CMD"                              Columbia Management Distributor, Inc.,
                                         the Fund's distributor
      "CMS"                              Columbia Management Services, Inc., the
                                         Fund's shareholder services and
                                         transfer agent

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1987. Each Fund is an open-end diversified management investment company and represents the entire interest in a separate series of the Trust. Each Fund commenced investment
operations as a series of the Trust on    , 2006. Prior to    , 2006 (the "Fund
Reorganization Date"), each Fund was organized as a series of Columbia Funds Trust XI, a Massachusetts business trust (the "Predecessor Fund") that commenced investment operations on February 1, 1995. The information provided for the Fund in this SAI for periods prior to the Fund Reorganization Date relates to the Predecessor Fund. The Trust changed its name from "Liberty-Stein Roe Funds Municipal Trust" to "Columbia Funds Trust IX" effective October 13, 2003. Effective ____________, 2005, the name of the Trust was changed from "Columbia Funds Trust IX" to its current name.

INVESTMENT GOAL AND POLICIES

The Prospectuses describe each Fund's investment goal and investment strategies and risks. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Funds. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Funds:

      Debt Securities (Young Investor Fund only)
      Derivatives
      Structured Notes
      Interest Rate Swaps, Caps and Floors
      Mortgage-Backed Securities
      Floating Rate Instruments (Young Investor Fund only)
      Short Sales
      Interfund Borrowing and Lending
      Forward Commitments ("When Issued" and "Delayed Delivery" Securities) Reverse Repurchase Agreements
      Securities Loans
      Repurchase Agreements
      Line of Credit
      Futures Contracts and Related Options (Limited to interest rate futures, tax-exempt bond index futures, options on such futures and options on such indices)
      Options on Securities
      Foreign Securities
      Rule 144A Securities

Except as indicated below under "Fundamental Investment Policies," the Funds' investment policies are not fundamental and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940 (the "1940 Act") provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a particular Fund, or
(2) 67% or more

                                        b
of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.

As fundamental investment policies, each Fund may not:

1. Underwrite any issue of securities issued by other persons within the meaning of the Securities Act of 1933, as amended (the "1933 Act") except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.

2. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

3. Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

OTHER INVESTMENT POLICIES

Each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. None of the following restrictions shall prevent the Fund from investing all or substantially all of its assets in another investment company having the same investment objective and substantially the same investment policies as the Fund. Each Fund may not:

      (a) invest in any of the following: (i) interests in oil, gas, or other mineral leases or exploration or development programs (except readily marketable securities, including but not limited to master limited partnership interests, that may represent indirect interests in oil, gas, or other mineral exploration or development programs); (ii) puts, calls, straddles, spreads, or any combination thereof (except that it may enter into transactions in options, futures, and options on futures); (iii) shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization; and (iv) limited partnerships in real estate unless they are readily marketable;

      (b) invest in companies for the purpose of exercising control or management;

      (c) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of its total assets (valued at time of purchase) in the case of any one other investment

                                        c
company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;

      (d) invest more than 5% of its net assets (valued at time of purchase) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchange;

      (e) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

      (f) invest more than 25% of its total assets (valued at time of purchase) in securities of foreign issuers (other than securities represented by American Depositary Receipts (ADRs) or securities guaranteed by a U.S. person);

      (g) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

      (h) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;

      (i) invest more than 5% of its total assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933; or

      (j) invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days.

      (Growth Stock Fund ONLY may not): acquire securities of other registered open-end investment companies or registered unit investment trusts in reliance on section 12(d)(1)(F) or (G) of the Investment Company Act of 1940.

PORTFOLIO TURNOVER

Although neither Fund purchases securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Because of each Fund's flexibility of investment and emphasis on growth of capital, it may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. The future turnover rate may vary greatly from year to year. A high rate of portfolio turnover in a Fund, if it should occur, would result in increased transaction expenses, which must be borne by the Fund. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

FUND CHARGES AND EXPENSES

Under the Growth Stock Fund's Management Agreement, the Fund pays the Advisor a monthly fee based on average net assets, determined at the close of each business day during the month, at the annual rate of 0.600% up to $500 million; 0.550% of the next $500 million; 0.500% of the next $1 billion; and 0.450% thereafter. Prior to July 15, 2002, the management fee was paid by the SR&F Growth Stock Portfolio (Portfolio), the master fund into which the Fund invested all of its assets as part of a master fund-feeder fund structure. The Fund pays the Advisor a monthly Administrative Fee based on average daily net assets at the close of each business day during the month at the rate of 0.150% up to $500 million; 0.125% of the next $500 million; 0.100% on the next $500 million, 0.075% on the next $500 million and 0.05% thereafter.

Under the Young Investor Fund's Management Agreement, the Fund pays the Advisor a monthly fee based on average net assets, determined at the close of each business day during the month, at the annual rate of 0.600% up to $500 million, 0.550% of the next $500 million, and 0.500% over $1 billion. Prior to July 29, 2002, the management fee was paid by the SR&F Growth

                                        d

Investor Portfolio (Portfolio), the master fund into which the Fund invested all of its assets as part of a master fund-feeder fund structure. The Fund pays the Advisor a monthly Administrative Fee based on average daily net assets at the close of each business day during the month at the rate of 0.200% up to $500 million, 0.150% of the next $500 million, and 0.125% over $1 billion.

The shareholder servicing and transfer agency fee arrangement between CMS and the Funds has been revised so that each Fund pays the following fees:

      An annual open account fee of $28 per open account, plus the Fund's allocated share of reimbursement for the out-of-pocket expenses of CMS.

Effective November 1, 2004, the advisor has voluntarily agreed to reimburse the Young Investor Fund for certain expenses so that the transfer agency fees for each of Class A, B, C and Z shares will not exceed 0.10%. This arrangement may be modified or terminated by the advisor at any time.

Prior to November 1, 2003, the Funds paid a shareholders' servicing and transfer agency fee to CMS as follows:

Each Fund's agreement was such that the fees for Classes A, B and C were aggregated, and the fees for Class Z were applied individually as follows:

- An account fee for each open account of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

- An account fee for each closed account of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

- A transaction fee of $1.40 per transaction occurring in Fund accounts during any month; plus

- A monthly fee at the rate of 0.06% per annum of the average daily closing value of the total net assets of the Fund for such month; plus

- The Fund's allocated share of CMS' out-of-pocket expenses, including fees payable to DST Systems, Inc. (DST) under a remote services agreement with DST.

The Advisor is responsible for providing accounting and bookkeeping services to the Fund pursuant to an Accounting and Bookkeeping Agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its Accounting and Bookkeeping Agreement with the Trust, the Advisor receives from each Fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:

-     An annual flat fee of $10,000, paid monthly; and

- In any month that a Fund has average net assets of more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

The Fund reimburses the Advisor for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.

RECENT FEES PAID TO THE ADVISOR, CMD AND CMS (dollars in thousands)

                                                                           Growth Stock Fund
                                                                      Years ended September 30,
                                                                      -------------------------
                                                          2005                   2004                   2003
                                                          ----                  ------                 -----
Management fees                                            [ ]                  $4,647                 $4,600
Administrative fees                                        [ ]                   1,124                  1,114
Pricing and bookkeeping fee                                [ ]                     175                    248
Transfer agent fee (Class A)                               [ ]                     361                    383

                                        e

Transfer agent fee (Class B)                               [ ]                   1,487                  1,376
Transfer agent fee (Class C)                               [ ]                     117                    127
Transfer agent fee (Class Z)                               [ ]                     529                  1,038
12b-1 Fees:                                                [ ]
    Service fee (Class A)                                  [ ]                     200                    215
    Service fee (Class B)                                  [ ]                     742                    768
    Service fee (Class C)                                  [ ]                      65                     71
    Distribution fee (Class A)                             [ ]                      80                     86
    Distribution fee (Class B)                             [ ]                   2,225                  2,288
    Distribution fee (Class C)                             [ ]                     194                    212
    Fees waived by the Distributor (Class A)               [ ]                     (40)                   (43)
    Fees and expenses waived or reimbursed by              [ ]                    (193)                  (225)
the Advisor (Class Z)

                                                                         Young Investor Fund
                                                                      Years ended September 30,
                                                                      -------------------------
                                                          2005                   2004                   2003
                                                          ----                 -------                 ------
Management fees                                            [ ]                 $ 4,756                 $4,309
Administrative fees                                        [ ]                   1,479                  1,357
Pricing and bookkeeping fee                                [ ]                     222                    232
Transfer agent fee (Class A)                               [ ]                   1,208                    779
Transfer agent fee (Class B)                               [ ]                      42                     59
Transfer agent fee (Class C)                               [ ]                       7                      5
Transfer agent fee (Class Z)                               [ ]                   4,167                  3,822
12b-1 Fees:                                                [ ]
    Service fee (Class A)                                  [ ]                     250                    226
    Service fee (Class B)                                  [ ]                      17                     17
    Service fee (Class C)                                  [ ]                       2                      1
    Distribution fee (Class A)                             [ ]                     100                     91
    Distribution fee (Class B)                             [ ]                      51                     51
    Distribution fee (Class C)                             [ ]                       6                      4
    Fees waived by the Distributor (Class A)               [ ]                     (50)                   (45)
    Fees and expenses waived or                            [ ]                  (1,050)                  (465)
     reimbursed by the Advisor (Class A)
    Fees and expenses waived or                            [ ]                     (31)                   (35)
     reimbursed by the Advisor (Class B)
    Fees and expenses waived or                            [ ]                      (5)                    (3)
     reimbursed by the Advisor (Class C)

(a) Paid from the SR&F Growth Stock Portfolio, in which the Growth Stock Fund invested as a feeder fund in a master fund/feeder fund arrangement until July 15, 2002, and from the Fund directly from July 15, 2002 through September 30, 2002.

(b) Paid from the SR&F Growth Investor Portfolio, in which the Young Investor Fund invested as a feeder fund in a master fund/feeder fund arrangement until July 29, 2002, and from the Young Investor Fund directly from July 29, 2002 through September 30, 2002.

(c)   Rounds to less than one.

BROKERAGE COMMISSIONS (dollars in thousands)

The following table shows commissions paid on transactions during the past three fiscal years.

                Growth Stock Fund                                          Years Ended September 30,
--------------------------------------------------------                   -------------------------
                                                                  2005               2004                2003
Total commissions                                                  [ ]              $   163            $  2,919
Directed transactions (a)                                          [ ]               15,806             181,906
Commissions on directed transactions                               [ ]                   24                 357

                                        f

Commissions paid to AlphaTrade Inc.(c)                             [ ]                  N/A                 N/A
  % of Aggregate Commissions                                       [ ]                  N/A                 N/A
  % of Aggregate Dollar Amount of Brokerage Transactions           [ ]                  N/A                 N/A
Commissions paid to Fleet Securities, Inc.                         [ ]                                       20
  % of Aggregate Commissions                                       [ ]                 0.00%               0.68%
  % of Aggregate Dollar Amount of Brokerage Transactions           [ ]                 0.00%               0.00%
Commissions paid to Banc of America Securities                     [ ]                                   N/A (d)
  % of Aggregate Commissions                                       [ ]                 0.00%
  % of Aggregate Dollar Amount of Brokerage Transactions           [ ]                 0.00%

                  Young Investor Fund                                      Years Ended September 30,
--------------------------------------------------------                   -------------------------
                                                                  2005               2004                2003
Total commissions                                                  [ ]              $   388            $  2,204
Directed transactions                                              [ ]               37,991              69,442
Commissions on directed transactions                               [ ]                   50                 139
Commissions paid to AlphaTrade Inc.(c)                             [ ]                  N/A                 N/A
  % of Aggregate Commissions                                       [ ]                  N/A                 N/A
  % of Aggregate Dollar Amount of Brokerage Transactions           [ ]                  N/A                 N/A
Commissions paid to Fleet Securities, Inc.                         [ ]                                       15
  % of Aggregate Commissions                                       [ ]                 0.00%               0.68%
  % of Aggregate Dollar Amount of Brokerage Transactions           [ ]                 0.00%               0.00%
Commissions paid to Banc of America Securities                     [ ]                                   N/A (d)
  % of Aggregate Commissions                                       [ ]                 0.00%
  % of Aggregate Dollar Amount of Brokerage Transactions           [ ]                 0.00%

(a) See "Management of the Funds - Portfolio Transactions - Brokerage and research services" in Part 2 of this SAI

(b) Commissions paid on trades executed by Fleet Institutional Trading (a division of Fleet Securities, Inc.)

(c)   As of May 2002, AlphaTrade Inc. is no longer used for transactions.

(d) Prior to the period from April 1, 2004 through September 30, 2004, this entity was not an affiliate of the Fund.

The Trust is required to identify any securities of its "regular brokers or dealers" that each Fund has acquired during its most recent fiscal year.

At September 30, 2005, the Growth Stock Fund held securities of its regular brokers or dealers as set forth below:

             BROKER/DEALER                             VALUE

                                       g

At September 30, 2005, the Young Investor Fund held securities of its regular brokers or dealers as set forth below:

             BROKER/DEALER                             VALUE

TRUSTEES AND TRUSTEES' FEES
Fund Complex consists of the following funds:

The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia Funds Trust VII, the series of Liberty Variable Investment Trust and 8 closed-end or interval management investment company portfolios (the "Liberty Funds").

The series of Columbia Funds Trust VIII, the series of Columbia Funds Trust IX, the series of Columbia Funds Trust XI and the series of SteinRoe Variable Investment Trust (the "Stein Roe Funds").

Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (the "All-Star Funds").

Columbia Management Multi-Strategy Hedge Fund, LLC.

Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust (the "Columbia Funds").

The series of The Galaxy Funds (the "Galaxy Funds").

The series of Columbia Acorn Trust and the series of Wanger Advisors Trust (the "Acorn Funds" and "WAT Funds," respectively).

                                       h

The Advisor or its affiliates pay the compensation of all the officers of the funds in the Fund Complex advised by the Advisor, including the Trustees who are affiliated with the Advisor. For the fiscal year ended September 30, 2005 and the calendar year ended December 31, 2004, the Trustees received the following compensation for serving as Trustees:

                                                                                                  Total Compensation
                                                                                                         from
                                                         Aggregate                                the Columbia Fund
                                                       Compensation             Aggregate        Complex Paid to the
                                                      from the Growth       Compensation from      Trustees for the
                            Pension or Retirement          Stock           the Young Investor          Calendar
                             Benefits Accrued as    Fund for the Fiscal    Fund for the Fiscal        Year Ended
                                   Part of              Year ended             Year Ended         December 31, 2004
       Trustee                Fund Expenses (b)     September 30, 2005     September 30, 2005            (a)
----------------------      ---------------------   -------------------    -------------------   -------------------
Douglas A. Hacker                    N/A                    [ ]                 [$1,951]             [$115,500]
Janet Langford Kelly                 N/A                    [ ]                  [1,981]              [101,500]
Richard W. Lowry                     N/A                    [ ]                  [1,810]              [128,150]
William E. Mayer                     N/A                    [ ]                  [1,982]              [133,150]
Charles R. Nelson                    N/A                    [ ]                  [1,977]              [155,073]
John J. Neuhauser                    N/A                    [ ]                  [1,927]              [143,568]
Patrick J. Simpson (c)               N/A                    [ ](e)               [1,506]               [64,234]
Thomas Stitzel                       N/A                    [ ]                  [2,008]              [103,500]
Thomas C. Theobald(d)                N/A                    [ ]                  [2,205]              [110,250]
Anne-Lee Verville(e)                 N/A                    [ ]                  [2,245]              [128,250]
Richard L. Woolworth                 N/A                    [ ]                  [1,514]               [64,234]

(a) As of December 31, 2004, the Fund Complex consisted of 127 open-end and 11 closed-end management investment company portfolios.

(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(c) During the fiscal year ended September 30, 2005, Mr. Simpson deferred $_______ of his compensation from the Fund pursuant to the deferred compensation plan. During the calendar year ended December 31, 2004, Mr. Simpson deferred $129,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Simpson's account under that plan was $ 143,646.

(d) During the fiscal year ended September 30, 2005, and the calendar year ended December 31, 2004, Mr. Theobald deferred $_____ of his compensation from the Fund and $90,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Theobald's account under that plan was $157,328.

(e) During the fiscal year ended September 30, 2005, and the calendar year ended December 31, 2004, Ms. Verville deferred $_____ of her compensation from the Fund and $55,000 of her total compensation from the Fund Complex, pursuant to the deferred compensation plan. At December 31, 2004, the value of Ms. Verville's account under that plan was $653,275.

Role of the Board of Trustees

The Trustees of the Funds are responsible for the overall management and supervision of the Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with service providers for the Funds and review the Funds' performance. The Trustees have created several committees to perform specific functions for the Funds. Mr. Theobald was elected Chairman of the Board of Trustees of the Liberty Funds, Stein Roe Funds and Columbia Funds effective December 2003.

Audit Committee

Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Nelson and Neuhauser were members of the Audit Committee of the Board of Trustees of the Funds. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls of the Funds and certain service providers. For the fiscal year ended September 30, 2005, the Audit Committee convened [ ] times.

Governance Committee

Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald were members of the Governance Committee of the Board of Trustees of the Funds. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Fund. For the fiscal year ended September 30, 2005, the Governance Committee convened [ ] times.

Advisory Fees & Expenses Committee

Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees and Expenses Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald were members of the Advisory Fees and Expenses Committee of the Board of Trustees of the Fund. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. For the fiscal year ended September 30, 2005, the Advisory Fees and Expenses Committee convened [ ] times.

Compliance Committee

Ms. Kelly, Messrs. Nelson and Simpson and Ms. Verville are members of the Compliance Committee of the Board of Trustees of the Funds. Prior to August 10, 2004, Ms. Kelly, Mr. Nelson and Ms. Verville were members of the Compliance Committee of the Board of Trustees of the Funds. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Trust. The Committee uses legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Trust's investment adviser, principal underwriter and transfer agent. For the fiscal year ended September 30, 2005, the Compliance Committee convened [ ] times.

INVESTMENT OVERSIGHT COMMITTEES

Beginning in 2004, each Trustee of the Funds also will serve on an Investment Oversight Committee (IOC). Each IOC will be responsible for monitoring, on an ongoing basis, a select group of funds in the Fund Complex and will give particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds will attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC will meet four times a year. The following are members of the respective IOCs and the general categories of funds in the Fund Complex which they will review:

          IOC#1: Messrs. Lowry, Mayer and Neuhauser will be responsible for reviewing funds in the following asset categories: Large Growth Diversified, Large Growth Concentrated, Small Growth, Outside Managed (i.e., sub-advised), Municipal and Bank Loan.

          IOC#2: Mr. Hacker and Ms. Verville will be responsible for reviewing funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed Income - Multi Sector, Fixed Income - Core and Young Investor.

          IOC#3: Messrs. Theobald and Stitzel and Ms. Kelly will be responsible for reviewing funds in the following asset categories: Large Value, Large/Mid Cap Value, Small Value, Asset Allocation, High Yield and Money Market.

                                       j

          IOC#4: Messrs. Nelson, Simpson and Woolworth will be responsible for reviewing funds in the following asset categories: Large Multi-Cap Blend, Mid Cap Growth, Small Growth, Asset Allocation, Specialty Equity and Taxable Fixed Income.

Share Ownership

      The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004 (i) in each Fund and
(ii) in all funds in the Fund Complex.


                                                                                     Aggregate Dollar Range of Equity
                               Dollar Range of Equity    Dollar Range of Equity       Securities Owned in All Funds
                               Securities Owned in the   Securities Owned in the          Overseen by Trustee in
   Name of Trustee                Growth Stock Fund        Young Investor Fund                Fund Complex
----------------------         -----------------------   -----------------------     --------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                        N/A                 $50,001-$100,000                  Over $100,000
Janet Langford Kelly                     N/A                  $10.001-50,000                   Over $100,000
Richard W. Lowry                         N/A                        N/A                        Over $100,000
Charles R. Nelson                  $50,001-$100,000                 N/A                        Over $100,00
John J. Neuhauser                        N/A                    $1-$10,000                     Over $100,000
Patrick J. Simpson                       N/A                        N/A                        Over $100,000
Thomas E. Stitzel                        N/A                        N/A                        Over $100,000
Thomas C. Theobald                  $10.001-50,000                  N/A                        Over $100,000
Anne-Lee Verville (a)                    N/A                        N/A                        Over $100,000
Richard L. Woolworth                     N/A                        N/A                        Over $100,000

INTERESTED TRUSTEES
William E. Mayer                         N/A                        N/A                     $50,001 - $100,000

(a) Ms. Verville has elected to defer her compensation as a Trustee under the deferred compensation plan for independent Trustees of the Fund Complex. The value of her deferred compensation is determined as if the amounts had been invested, as of the date of deferral, in shares of one or more funds in the Fund Complex as specified by her. At December 31, 2004, the value of her deferred compensation account exceeded $ 100,000.

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Fund's portfolio managers managed as of ________, 2005.

                         OTHER SEC-REGISTERED
                        OPEN-END AND CLOSED-END      OTHER POOLED INVESTMENT
PORTFOLIO MANAGER               FUNDS                        VEHICLES               OTHER ACCOUNTS
-----------------       -----------------------      ------------------------     -------------------
                        Number of                    Number of                    Number of
                        accounts       Assets        accounts       Assets        accounts     Assets
                        ---------    ----------      ---------    ----------      ---------    ------
Name[*]

Name

Name

                                       k

[* Information for Mr./Ms. [   ], who began managing the Predecessor Fund after
its fiscal year end, is as of [recent practicable date].]

See "Management -- Portfolio Transactions -- Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how the Adviser addresses potential conflicts of interest resulting from an individual's management of more than one account.

OWNERSHIP OF SECURITIES

The table below shows the dollar ranges of shares of the Predecessor Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio managers listed above at the end of the Predecessor Fund's most recent fiscal year:

Portfolio Manager               Dollar Range of Equity Securities in the Fund Beneficially Owned
-----------------               ----------------------------------------------------------------
Name[*]

[* Information for Mr./Ms. [   ], who began managing the Fund after its most
recent fiscal year end, is as of [recent practicable date].]

COMPENSATION

As of the Predecessor Fund's most recent fiscal year end, the portfolio managers received all of their compensation from the Adviser and its parent company, Columbia Management Group, in the form of salary, bonus, stock options and restricted stock. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmark[s] noted below, emphasizing the manager's three- and five-year performance. The Adviser may also consider the portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall business performance.

     PORTFOLIO MANAGER                                  PERFORMANCE BENCHMARK
---------------------------                             ---------------------
[Name of Portfolio Manager]                             [Benchmark]

                                       l

The size of the overall bonus pool each year is determined by Columbia Management Group and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser's profitability for the year, which is influenced by assets under management.

OWNERSHIP OF THE FUND

On December 31, 2004, the officers and Trustees of the Trust as a group owned less than 1.00% of the then outstanding shares of each Fund.

On December 31, 2004, the following shareholders of record owned 5% or more of the Growth Stock Fund's then outstanding shares:

                                                Approximate % of    Approximate % of
                                                   Outstanding        Outstanding
         Name and Address                     Shares in Class Held  Fund Shares Held
-------------------------------------         --------------------  ----------------
Class C Shares

Merrill Lynch Pierce Fenner & Smith                    8.26%             0.21%
For the Sole Benefit of its Customers
4800 Deer Lake Drive E, 2nd Floor
Jacksonville, FL 32246-6484

Class Z Shares

Charles Schwab & Co. Inc.                              6.18%             3.57%
Special Custody Account for the
Exclusive Benefit of Customers
101 Montgomery Street
San Francisco, CA  94104-4122

Columbia Thermostat Fund                               5.52%             3.18%
227 W. Monroe Street, Ste.
3000Chicago, IL 60606-5018

As of record on December 31, 2004, the following shareholders owned 5% or more of the Young Investor Fund's then outstanding shares:

                                                 Approximate % of      Approximate % of
                                                    Outstanding           Outstanding
          Name and Address                     Shares in Class Held    Fund Shares Held
-------------------------------------          --------------------    -----------------
Class C Shares

Merrill Lynch Pierce Fenner & Smith                   15.93%                  0.01%
For the Sole Benefit of its Customers
4800 Deer Lake Drive E, 2nd Flr.
Jacksonville FL 32246-6484

Class Z Shares

Charles Schwab & Co., Inc.                             7.11%                  6.30%
Special Custody Account for the
Exclusive Benefit of Customers
101 Montgomery Street
San Francisco CA 94104-4122

12b-1 PLAN AND CDSC

Each Fund offers four classes of shares - Class A, Class B, Class C and Class Z. The Funds may in the future offer other classes of shares. The Trustees have approved a 12b-1 plan (Plan) pursuant to Rule 12b-1 under the Act for the Funds' Class A, B and C shares. Under the Plan, the Funds pay CMD monthly a service fee at an annual rate of 0.25% of each Fund's net

                                       m
assets attributed to Class A, B and C shares. The Funds also pay CMD monthly a distribution fee at an annual rate of 0.10% of each Fund's average daily net assets attributed to Class A shares and 0.75% of each Fund's average daily net assets attributed to Class B and C shares. At this time, CMD has voluntarily agreed to waive a portion of the Class A share distribution fee so that it does not exceed 0.05% annually. This arrangement may be modified or terminated by CMD at any time. CMD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of CMD's expenses, CMD may realize a profit from the fees. The Plan authorizes any other payments by the Funds to CMD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of each Fund's shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of each Fund's assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of each Fund's shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectuses relating to Class A, B and C shares.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions, and finally of other shares held by the shareholder for the longest time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such shares and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee. See a Prospectus relating to Class A, B and C shares for a description of the different programs.

SALES CHARGES (dollars in thousands)

Growth Stock Fund

                                                                              Class A Shares
                                                            --------------------------------------------------
                                                             Year ended          Year ended        Year ended
                                                            September 30        September 30      September 30
                                                                2005               2004               2003
                                                            ------------        ------------      ------------
Aggregate initial sales charges on Fund share sales             [  ]               $123               $139
Initial sales charges retained by CMD                           [  ]                 19                 20
Aggregate contingent deferred sales charges (CDSC) on           [  ]                  2                  9
Fund redemptions retained by CMD

                                                                              Class B Shares
                                                            --------------------------------------------------
                                                             Year ended          Year ended        Year ended
                                                            September 30        September 30      September 30
                                                                2005               2004               2003
                                                            ------------        ------------      ------------
Aggregate CDSC on Fund redemptions retained by CMD              [ ]                916                1,166

                                       n

                                                                              Class C Shares
                                                            --------------------------------------------------
                                                            Year ended           Year ended        Year ended
                                                            September 30        September 30      September 30
                                                                2005                2004              2003
                                                            ------------        ------------      ------------
Aggregate CDSC on Fund redemptions retained by CMD              [ ]                 3                   3

Young Investor Fund

                                                                              Class A Shares
                                                            --------------------------------------------------
                                                            Year ended           Year ended        Year ended
                                                            September 30        September 30      September 30
                                                                2005               2004               2003
                                                            ------------        ------------      ------------
Aggregate initial sales charges on Fund share sales            [  ]               $49                 $35
Initial sales charges retained by CMD                          [  ]                 6                   5
Aggregate CDSC on Fund redemptions retained by CMD             [  ]                29                  44

                                                                              Class B Shares
                                                            --------------------------------------------------
                                                            Year ended           Year ended        Year ended
                                                            September 30        September 30      September 30
                                                                2005               2004               2003
                                                            ------------        ------------      ------------
Aggregate CDSC on Fund redemptions retained by CMD              [ ]                 21                 31

                                                                              Class C Shares
                                                            --------------------------------------------------
                                                            Year ended           Year ended        Year ended
                                                            September 30        September 30      September 30
                                                                2005               2004               2003
                                                            ------------        ------------      ------------
Aggregate CDSC on Fund redemptions retained by CMD              [ ]                 *                   *

* Rounds to less than $1,000

SALES-RELATED EXPENSES (dollars in thousands) of CMD relating to the Funds as of September 30, 2005 were:

Growth Stock Fund                                                 Class A Shares     Class B Shares     Class C Shares
Fees to FSFs                                                           $[  ]              $[  ]              $[  ]
  Allocated cost of sales material relating to the Fund
  (including printing, mailing and promotional expenses)                [  ]               [  ]               [  ]
  Allocated travel, entertainment and other promotional expenses        [  ]               [  ]               [  ]

Young Investor Fund                                               Class A Shares     Class B Shares     Class C Shares
Fees to FSFs                                                           $[  ]              $[  ]              $[  ]
  Allocated cost of sales material relating to the Fund
  (including printing, mailing and promotional expenses)                [  ]               [  ]               [  ]
  Allocated travel, entertainment and other promotional expenses        [  ]               [  ]               [  ]

CUSTODIAN

State Street Corporation, 2 Avenue de Lafayette, Boston, Massachusetts 02110-2900 is the custodian for the Fund. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, located at 125 High Street, Boston, Massachusetts 02110, are the Fund's independent registered public accounting firm, providing audit and tax return services and assistance and consultation in connection with the review of various SEC filings. The audited financial statements incorporated by reference in this SAI have been so incorporated, and the audited financial highlights included in the Prospectuses have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.

                                        o

                      STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include the series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Columbia Funds Trust VIII, Columbia Funds Series Trust I (formerly named Columbia Funds Trust IX) and Columbia Funds Trust XI (each a Trust and together, the Trusts, also known as Fund Complex). In certain cases, the discussion applies to some, but not all, of the Funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING

In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.

SHORT SALES

A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

LOWER-RATED DEBT SECURITIES

Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the Fund's achievement of its investment goal; and

4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

COMMON STOCK, PREFERRED STOCK AND WARRANTS

Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the company's capital stock at a set price for a specified period of time.

FOREIGN SECURITIES

The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a sub-custodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

The Fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

EXCHANGE-TRADED FUNDS ("ETFS"). The Fund may invest in ETFs up to the maximum amount allowable under the 1940 Act. ETFs are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international.

ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.

The Fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders of the Fund may also indirectly bear similar expenses of an ETF.

ZERO COUPON SECURITIES (ZEROS)

The Fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)

The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSIT are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by a business to finance short-term needs (including promissory notes with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement in which the Fund would be allowed to invest directly.

CERTIFICATES OF DEPOSIT are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. TIME DEPOSITS are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central

Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund.

BANK OBLIGATIONS include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part 1 of this SAI. For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a Fund's assets that may be invested in STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component is usually volatile in response to changes in interest rates.

In U.S. TREASURY ROLLS, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

COMMERCIAL PAPER is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

STRIPPED OBLIGATIONS

To the extent consistent with their investment objective, Funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the Funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Funds' Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

MUNICIPAL SECURITIES

Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this SAI and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, each

Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

PRIVATE ACTIVITY BONDS

The Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

MUNICIPAL LEASE OBLIGATIONS

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

SECURITIES LOANS

The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

INTERFUND BORROWING AND LENDING

The Fund may lend money to and borrow money from other affiliated registered open-end investment companies. The Fund may borrow through the program when the Advisor believes borrowing is appropriate and the costs are equal to or lower than the costs of bank loans. When borrowing money, the Fund is subject to the risk that the securities the Fund acquires with the borrowed money or would otherwise have sold will decline in value. When lending money, the Fund is subject to the risk that the borrower will be unwilling or unable to make timely payments of interest or principal.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)

The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Fund from the transaction.

REITS

The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy.

ASSET-BACKED SECURITIES

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively lengthen the expected maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

CUSTODY RECEIPTS AND TRUST CERTIFICATES. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly "disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

LINE OF CREDIT

The Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goal and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian..

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities;

three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

MUNICIPAL BOND INDEX FUTURES CONTRACTS. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

OPTIONS ON FUTURES CONTRACTS. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The Funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

OPTIONS ON FOREIGN STOCK INDICES. The Funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

SWAP AGREEMENTS (SWAPS, CAPS, COLLARS AND FLOORS)

The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

EQUITY SWAPS

The Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

RISK FACTORS IN EQUITY SWAP TRANSACTIONS. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the portfolio managers do not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. See "Taxes" for information on tax risks associated with equity swaps.

FOREIGN CURRENCY TRANSACTIONS

The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

PARTICIPATION INTERESTS

The Fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

VARIABLE AND FLOATING RATE OBLIGATIONS

Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

If a variable or floating rate instrument is not rated, the Fund's Advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

CURRENCY SWAPS. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

GUARANTEED INVESTMENT CONTRACTS

Pursuant to guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.

The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.

BANK INVESTMENT CONTRACTS

Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the Funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

LOAN PARTICIPATIONS

Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

STRUCTURED INVESTMENTS

Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.

Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.

YANKEE OBLIGATIONS

Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

AMERICAN, EUROPEAN, CONTINENTAL AND GLOBAL DEPOSITARY RECEIPTS

American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

TEMPORARY CASH BALANCES

The Funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.

TAXES

In this section, all discussions of taxation at the shareholder and fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

FEDERAL TAXES. Although it may be one of several series in a single trust, the Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (Code). The Fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets.

To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer, other than U.S. government securities or other regulated investment companies; or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (c) distribute with respect to each year at least 90% of its taxable net investment income, its tax-exempt interest income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation , provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do not apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of
(c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. As a regulated investment company that is accorded special tax treatment, the Fund will not be subject to any federal income taxes on its net investment income and net realized capital gains that it distributes to shareholders on the form of dividends and in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" accorded special tax treatment in any taxable year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions (including any distributions of net tax-exempt income and net long-term capital gains) would generally be taxable as ordinary income to the shareholders, except to the extent they were treated as "qualified dividend income," as described below. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the federal corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends may be, however, includable in adjusted current earnings for purposes of computing corporate federal AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces tax basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.

FUND DISTRIBUTIONS. Distributions from the Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) will generally be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning on or before December 31, 2008.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price of the shareholder paid). Distributions are taxable whether received in cash or in Fund shares.

QUALIFIED DIVIDEND INCOME. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. With respect to a Fund investing in bonds, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

In general, distributions of investment income properly designated by the Fund as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt Fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder (but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes). The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

Income from certain "private activity bonds" issued after August 7, 1986, is treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time Fund shares are held by the shareholder.

A tax-exempt Fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the Fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users, as further defined in the Code. Income derived from the Fund's investments other than tax-exempt instruments may give rise to taxable income. The Fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of Fund shares to the extent of tax-exempt dividends paid during that period. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Under Treasury regulations, if on a disposition of Fund shares a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder will likely have to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. You are advised to consult with your tax advisor.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to backup withholding for taxpayers who fail to furnish a correct taxpayer identification number, who have under-reported dividend or interest income, or who fail to certify to the Fund that the shareholder is a United States person and is not subject to the withholding. This number and certification may be provided by either a Form W-9 or the accompanying application. In certain instances, CMS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This may produce a difference between the Fund's book income and its taxable income possibly accelerating distributions or converting distributions of book income and gains to returns of capital for book purposes.

If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal income tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund." A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

NON-U.S. SHAREHOLDERS. In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the recent legislation, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S.

person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Recent legislation modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the legislation, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning on September 1, 2005) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES (THIS SECTION IS APPLICABLE ONLY TO THE COLUMBIA TAX-MANAGED GROWTH FUND)

FEDERAL GIFT TAXES. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.

Under the Columbia Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceed $11,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.

Under the Columbia Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.

No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), including taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount, which is $1,000,000 for gifts made after December 31, 2001, and before January 1, 2010.

Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's Federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.

The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $22,000.

The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

GENERATION-SKIPPING TRANSFER TAXES

If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Columbia Advantage Plan and does not exceed the available annual exclusion amount. An exemption (the "GST exemption"), equal to $1.5 million in 2005, is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate (47% for gifts made in 2005) on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.

INCOME TAXES

The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Columbia Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.

Under the Columbia Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.

If the donor selects the Columbia Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 35%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 15%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.

When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

CONSULTATION WITH QUALIFIED ADVISOR

Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.

MANAGEMENT OF THE FUNDS The Advisor provides administrative and management services to the Funds. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. (NPMI), merged into Columbia Management Advisors, Inc. Each of the four merging companies was a registered investment advisor and advised various Funds in the Fund Complex. The Advisor, located at 100 Federal Street, Boston, Massachusetts 02110, is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. The Advisor has been an investment advisor since 1969.

In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. (NFMI), a subsidiary of NPMI and a registered investment advisor that advised several Funds in the Fund Complex, merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the Advisor to the Funds previously advised by NFMI.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 49)        Trustee       1996       Executive Vice President -         101        Nash Finch Company (food
P.O. Box 66100                                             Strategy of United Airlines                         distributor)
Chicago, IL 60666                                          (airline) since December,
                                                           2002 (formerly President of
                                                           UAL Loyalty Services
                                                           (airline) from September,
                                                           2001 to December, 2002;
                                                           Executive Vice President
                                                           and Chief Financial Officer
                                                           of United Airlines from
                                                           July, 1999 to September,
                                                           2001; Senior Vice
                                                           President-Finance from
                                                           March, 1993 to July, 1999).

Janet Langford Kelly (Age 47)     Trustee       1996       Partner, Zelle, Hofmann,           101                    None
9534 W. Gull Lake Drive                                    Voelbel, Mason & Gette LLP
Richland, MI 49083-8530                                    (law firm) since March,
                                                           2005; Adjunct Professor of
                                                           Law, Northwestern
                                                           University, since
                                                           September, 2004 (formerly
                                                           Chief Administrative
                                                           Officer and Senior Vice
                                                           President, Kmart Holding
                                                           Corporation (consumer
                                                           goods), from September,
                                                           2003 to March, 2004;
                                                           Executive Vice
                                                           President-Corporate
                                                           Development and
                                                           Administration, General
                                                           Counsel and Secretary,
                                                           Kellogg Company (food
                                                           manufacturer), from
                                                           September, 1999 to August,
                                                           2003; Senior Vice
                                                           President, Secretary and
                                                           General Counsel, Sara Lee
                                                           Corporation (branded,
                                                           packaged, consumer-products
                                                           manufacturer) from January,
                                                           1995 to September, 1999).

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Richard W. Lowry (Age 69)         Trustee       1995       Private Investor since            103(3)                  None
10701 Charleston Drive                                     August, 1987 (formerly
Vero Beach, FL 32963                                       Chairman and Chief
                                                           Executive Officer, U.S.
                                                           Plywood Corporation
                                                           (building products
                                                           manufacturer)).

Charles R. Nelson (Age 62)        Trustee       1981       Professor of Economics,           101                     None
Department of Economics                                    University of Washington,
University of Washington                                   since January, 1976; Ford
Seattle, WA 98195                                          and Louisa Van Voorhis
                                                           Professor of Political
                                                           Economy, University of
                                                           Washington, since
                                                           September, 1993 (formerly
                                                           Director, Institute for
                                                           Economic Research,
                                                           University of Washington
                                                           from September, 2001 to
                                                           June, 2003); Adjunct
                                                           Professor of Statistics,
                                                           University of Washington,
                                                           since September, 1980;
                                                           Associate Editor, Journal
                                                           of Money Credit and
                                                           Banking, since September,
                                                           1993; consultant on
                                                           econometric and statistical
                                                           matters.

John J. Neuhauser (Age 62)        Trustee       1985       Academic Vice President and       103(3)        Saucony, Inc. (athletic
84 College Road                                            Dean of Faculties since                                footwear)
Chestnut Hill, MA 02467-3838                               August, 1999, Boston
                                                           College (formerly Dean,
                                                           Boston College School of
                                                           Management from September,
                                                           1977 to August, 1999).

Patrick J. Simpson (Age 61)       Trustee       2000       Partner, Perkins Coie             101                     None
1120 N.W. Couch Street                                     L.L.P. (law firm).
Tenth Floor
Portland, OR 97209-4128

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas E. Stitzel (Age 69)        Trustee       1998       Business Consultant since          101                    None
2208 Tawny Woods Place                                     1999 (formerly Professor of
Boise, ID 83706                                            Finance from 1975 to 1999,
                                                           College of Business, Boise
                                                           State University);
                                                           Chartered Financial
                                                           Analyst.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 68)       Trustee       1996       Partner and Senior Advisor,        101            Anixter International
8 Sound Shore Drive,                and                    Chicago Growth Partners                             (network support
Suite 285                        Chairman                  (private equity investing)                       equipment distributor);
Greenwich, CT 06830               of the                   since September, 2004                              Ventas, Inc. (real
                                   Board                   (formerly Managing                                  estate investment
                                                           Director, William Blair                            trust); Jones Lang
                                                           Capital Partners (private                         LaSalle (real estate
                                                           equity investing) from                          management services) and
                                                           September, 1994 to                                Ambac Financial Group
                                                           September, 2004).                                  (financial guaranty
                                                                                                                  insurance)

Anne-Lee Verville (Age 59)        Trustee       1998       Retired since 1997                 101          Chairman of the Board of
359 Stickney Hill Road                                     (formerly General Manager,                      Directors, Enesco Group,
Hopkinton, NH 03229                                        Global Education Industry,                      Inc. (designer, importer
                                                           IBM Corporation (computer                          and distributor of
                                                           and technology) from 1994                             giftware and
                                                           to 1997).                                             collectibles)

Richard L. Woolworth (Age 64)     Trustee       1991       Retired since December 2003        101            Northwest Natural Gas
100 S.W. Market Street                                     (formerly Chairman and                          Co. (natural gas service
#1500                                                      Chief Executive Officer,                                provider)
Portland, OR 97207                                         The Regence Group (regional
                                                           health insurer); Chairman
                                                           and Chief Executive
                                                           Officer, BlueCross
                                                           BlueShield of Oregon;
                                                           Certified Public
                                                           Accountant, Arthur Young &
                                                           Company)

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
INTERESTED TRUSTEE
William E. Mayer(2) (Age 65)      Trustee       1994       Partner, Park Avenue Equity       103(3)         Lee Enterprises (print
399 Park Avenue                                            Partners (private equity)                        media), WR Hambrecht +
Suite 3204                                                 since February, 1999                             Co. (financial service
New York, NY 10022                                         (formerly Partner,                                 provider); Reader's
                                                           Development Capital LLC                           Digest (publishing);
                                                           from November, 1996 to                             OPENFIELD Solutions
                                                           February, 1999).                                    (retail industry
                                                                                                             technology provider)

(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

                                              Year First
                                              Elected or
                                  Position     Appointed                            Principal Occupation(s)
     Name, Address and Age       with Funds    to Office                             During Past Five Years
------------------------------   ----------   ----------   -------------------------------------------------------------------------
OFFICERS
Christopher L. Wilson (Age 48)    President      2004      Head of Mutual Funds since August, 2004 and Senior Vice President of the
One Financial Center                                       Advisor since January, 2005; President of the Columbia Funds, Liberty
Boston, MA 02111                                           Funds and Stein Roe Funds since October, 2004; President and Chief
                                                           Executive Officer of the Nations Funds since January, 2005; President of the Galaxy Funds since April 2005; Director of Bank of America Global
                                                           Liquidity Funds, plc since May 2005; Director of Banc of America Capital
                                                           Management (Ireland), Limited since May 2005; Senior Vice President of
                                                           BACAP Distributors LLC since January, 2005; Director of FIM Funding, Inc.
                                                           since January, 2005; Senior Vice President of Columbia Management
                                                           Distributors, Inc. since January, 2005; Director of Columbia Management
                                                           Services, Inc. since January, 2005 (formerly President and Chief
                                                           Executive Officer, CDC IXIS Asset Management Services, Inc. from
                                                           September, 1998 to August, 2004).

J. Kevin Connaughton (Age 40)     Treasurer      2000      Treasurer of the Columbia Funds since October, 2003 and of the Liberty
One Financial Center                                       Funds, Stein Roe Funds and All-Star Funds since December, 2000; Vice
Boston, MA 02111                                           President of the Advisor since April, 2003 (formerly President of the
                                                           Columbia Funds, Liberty Funds and Stein Roe Funds from February, 2004 to
                                                           October, 2004; Chief Accounting Officer and Controller of the Liberty
                                                           Funds and All-Star Funds from February, 1998 to October, 2000); Treasurer of the Galaxy Funds since September, 2002 (formerly Treasurer from
                                                           December, 2002 to December, 2004 and President from February, 2004 to
                                                           December, 2004 of the Columbia Management Multi-Strategy Hedge Fund, LLC;
                                                           Vice President of Colonial Management Associates, Inc. from February,
                                                           1998 to October, 2000).

Mary Joan Hoene (Age 55)           Senior        2004      Senior Vice President and Chief Compliance Officer of the Columbia Funds,
100 Federal Street                  Vice                   Liberty Funds, Stein Roe Funds and All-Star Funds since August, 2004;
Boston, MA 02110                  President                Chief Compliance Officer of the Columbia Management Multi-Strategy Hedge
                                  and Chief                Fund, LLC since August, 2004; Chief Compliance Officer of the BACAP
                                 Compliance                Alternative Multi-Strategy Hedge Fund LLC since October, 2004 (formerly
                                   Officer                 Partner, Carter, Ledyard & Milburn LLP from January, 2001 to August,
                                                           2004; Counsel, Carter, Ledyard & Milburn LLP from November, 1999 to
                                                           December, 2000; Vice President and Counsel, Equitable Life Assurance
                                                           Society of the United States from April, 1998 to November, 1999).

Michael G. Clarke (Age 35)          Chief        2004      Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein Roe
One Financial Center             Accounting                Funds and All-Star Funds since October, 2004 (formerly Controller of the
Boston, MA 02111                   Officer                 Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds from
                                                           May, 2004 to October, 2004; Assistant Treasurer from June, 2002 to May,
                                                           2004; Vice

                                                           President, Product Strategy & Development of the Liberty Funds and Stein
                                                           Roe Funds from February, 2001 to June, 2002; Assistant Treasurer of the
                                                           Liberty Funds, Stein Roe Funds and the All-Star Funds from August, 1999 to February, 2001; Audit Manager, Deloitte & Toche LLP from May, 1997 to
                                                           August, 1999).

Jeffrey R. Coleman (Age 35)      Controller      2004      Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                       All-Star Funds since October, 2004 (formerly Vice President of CDC IXIS
Boston, MA 02111                                           Asset Management Services, Inc. and Deputy Treasurer of the CDC Nvest
                                                           Funds and Loomis Sayles Funds from February, 2003 to September, 2004;
                                                           Assistant Vice President of CDC IXIS Asset Management Services, Inc. and
                                                           Assistant Treasurer of the CDC Nvest Funds from August, 2000 to February,
                                                           2003; Tax Manager of PFPC, Inc. from November, 1996 to August, 2000).

R. Scott Henderson (Age 45)       Secretary      2004      Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds since
One Financial Center                                       December, 2004 (formerly Of Counsel, Bingham McCutchen from April, 2001
Boston, MA 02111                                           to September, 2004; Executive Director and General Counsel, Massachusetts
                                                           Pension Reserves Investment Management Board from September, 1997 to
                                                           March, 2001).

Trustee Positions

As of December 31, 2004, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity.

General

Messrs. Lowry, Mayer and Neuhauser are also trustees/directors of the Liberty All-Star Funds.

The Trustees serve as trustees of 101 registered investment companies managed by the Advisor for which each Trustee receives a retainer at the annual rate of $45,000 and an attendance fee of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December, 2003, Mr. Theobald began serving as the Chairman of the Board. As the independent chairman of the board, Mr. Theobald receives a supplemental retainer at the annual rate of of $100,000; the chair of the Audit Committee receives a supplemental retainer at the annual rate of $10,000; the chair of each other committee receives a supplemental retainer at the annual rate of $5,000. Members of each committee, except the Audit Committee, receive $1,500 for each committee meeting. Each Audit Committee member receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 133 open-end and 10 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

MANAGEMENT AGREEMENT

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. Columbia Management Distributors, Inc. (formerly named Columbia Funds Distributor, Inc.) pays the cost of printing and distributing all other Prospectuses.

ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO CERTAIN FUNDS AND THEIR RESPECTIVE TRUSTS. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION REGARDING YOUR FUND).

Under an Administration Agreement, the Advisor, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

          (a)  providing office space, equipment and clerical personnel;

          (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund;

          (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

          (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

          (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

          (f)  maintaining certain books and records of each Fund.

With respect to Columbia Money Market Fund (formerly named Liberty Money Market
Fund) and Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund), the Administration Agreement for these Funds provides that the Advisor will monitor compliance by the Fund with Rule 2a-7 under the 1940 Act and report to the Trustees from time to time with respect thereto. The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

TRUST SERVICES AGREEMENT

Pursuant to a Trust Services Agreement, CMS provides the Columbia Tax-Managed Growth Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. CMS's fee is described in the Prospectuses of the Columbia Tax-Managed Growth Fund.

THE PRICING AND BOOKKEEPING AGREEMENT

The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement. SEE "FUND CHARGES AND EXPENSES" IN
PART 1 OF THIS SAI FOR INFORMATION ON THESE FEES.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the Funds. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The Funds and clients advised by the Advisor or the Funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.

POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Advisor believes are faced by investment professionals at most major financial firms. The Advisor and the Trustees of the Columbia Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

          - The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

          - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

          - The trading of other accounts could be used to benefit higher-fee accounts (front- running).

          - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

"Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Advisor and the Funds' Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Columbia-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

The Advisor or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

A Fund's portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at the Advisor, including each Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Advisor and each Fund, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of each Fund.

BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute securities transactions for a Fund.

The Advisor places the transactions of the Funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the Funds' transactions where the Funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by Funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a Fund.

The Advisor may use the services of affiliated broker-dealers, when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

PRINCIPAL UNDERWRITER

CMD is the principal underwriter of the Trust's shares. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT

CMS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CMS is based on number of accounts plus reimbursement for certain out-of-pocket expenses. SEE

"FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY CMS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CMS or generally by 6 months' notice by CMS to the Fund. The agreement limits the liability of CMS to the Fund for loss or damage incurred by the Fund to situations involving a failure of CMS to use reasonable care or to act in good faith and without negligence in performing its duties under the agreement. The Fund will indemnify CMS from, among other things, any and all claims, actions, suits, losses, costs, damages, and expenses incurred by it in connection with its acceptance of this Agreement, provided that: (i) to the extent such claims, actions, suits, losses, costs, damages, or expenses relate solely to a particular series or group of series of shares, such indemnification shall be only out of the assets of that series or group of series; (ii) this indemnification shall not apply to actions or omissions constituting negligence or misconduct of CMS or its agents or contractors, including but not limited to willful misfeasance, bad faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under this Agreement; and (iii) CMS shall give a Fund prompt notice and reasonable opportunity to defend against any such claim or action in its own name or in the name of CMS.

CODE OF ETHICS

The Funds, the Advisor, and CMD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

ANTI-MONEY LAUNDERING COMPLIANCE

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account, halting all shareholder activity with respect to such account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

PROXY VOTING POLICIES AND FUND PROXY VOTING RECORD

The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

The Advisor's proxy voting guidelines and procedures are included in this SAI as Appendix II. In accordance with SEC regulations, the fund's proxy voting record for the last twelve-month period ended June 30 has been filed with the SEC. You may obtain a copy of the fund's proxy voting record (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Columbia Funds have adopted policies with respect to the disclosure of the Funds' portfolio holdings by the Funds, Columbia Management, or their affiliates. These policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Funds' website at www.columbiafunds.com, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Fund's policies are described below. The Trustees shall be updated as needed regarding the Fund's compliance with the policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Columbia Management and its affiliates. The Fund's policies prohibit Columbia Management and the Fund's other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund's shares, third-party service providers, rating and ranking organizations and affiliated persons of the Fund.

PUBLIC DISCLOSURES. The Fund's portfolio holdings are currently disclosed to the public through required filings with the SEC and, for equity and fixed income funds, on the Fund's website at www.columbiafunds.com. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund's fiscal year). Shareholders may obtain the Fund's Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Fund's Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

The equity and fixed income Columbia Funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:

                                                            FREQUENCY OF
   TYPE OF FUND              INFORMATION PROVIDED            DISCLOSURE            DATE OF WEB POSTING
------------------   ------------------------------------   ------------   ----------------------------------
   Equity Funds      Full portfolio holdings information.      Monthly      30 calendar days after month-end.
Fixed Income Funds   Full portfolio holdings information.     Quarterly    60 calendar days after quarter-end

The scope of the information provided relating to the Fund's portfolio that is made available on the website may change from time to time without prior notice.

For Columbia's money market funds, a complete list of a Fund's portfolio holdings shall be publicly available on a monthly basis on the fifth business date after month-end. Shareholders may request such information by writing or calling the Fund's distributor, Columbia Management Distributors, Inc. at the address listed on the cover of this SAI.

A Fund, Columbia Management or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

OTHER DISCLOSURES. The Fund's policies provide that non-public disclosures of the Fund's portfolio holdings may be made if (1) the Fund has a legitimate business purpose for making such disclosure, (2) the Fund's chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.

The Fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to Columbia Management and its affiliates, these service providers include the Fund's custodian and sub-custodians, the Fund's independent registered public accounting firm, legal counsel, financial printers(R.R. Donnelly & Sons and Bowne & Co., Inc.), the Fund's proxy voting service provider (Alamo Direct Mail Services, Inc.), the Fund's proxy solicitor (Georgeson Shareholder Communications Inc.), rating agencies that maintain ratings on certain Columbia Funds (Fitch, Inc.) and service providers that support Columbia Management's trading systems (InvestorTool, Inc. and Thomson Financial).These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. The Fund may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Certain clients of the Fund's investment adviser(s) may follow a strategy similar to that of the Fund, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Fund.

DETERMINATION OF NET ASSET VALUE

Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the official closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value following procedures approved by the Trust's Board of Trustees.

(The following two paragraphs are applicable only to Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund) and Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund))

Trading in securities on stock exchanges and over-the-counter markets in foreign securities markets is normally completed well before the close of the business day in New York. Trading on foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

AMORTIZED COST FOR MONEY MARKET FUNDS (SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "INFORMATION CONCERNING THE FUND" IN PART 1 OF THE SAI OF COLUMBIA MONEY MARKET FUND (FORMERLY NAMED LIBERTY MONEY MARKET FUND) AND COLUMBIA MUNICIPAL MONEY MARKET FUND (FORMERLY NAMED LIBERTY MUNICIPAL MONEY MARKET
FUND))

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Under the amortized cost method a security is initially valued at cost and thereafter any discount or premium from maturity value is amortized ratably to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. If a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Columbia Money Market Fund (formerly named Liberty Money Market Fund) or the Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund) for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund may accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CMS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Investors should understand that, since the offering price of the Fund's shares is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge paid as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CMD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CMD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CMD may from time to time reallow additional amounts to all or certain FSFs. CMD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CMD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars. Travelers checks, gift checks, credit card convenience checks, credit cards, cash and ban counter (starter checks) are not accepted.

CMS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CMS, provided the new FSF has a sales agreement with CMD.

Shares credited to an account are transferable upon written instructions in good order to CMS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you may send the certificates to CMS for deposit to your account.

In addition to the commissions specified in a Fund's prospectus and this SAI, CMD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that CMD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CMD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, CMD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.

In addition, CMD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.

CMD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:

1st Global Capital Corp
401 Company
ABN AMRO Trust Services
ADP Retirement Services
Advest
AEGON/Transamerica
AG Edwards
American Century Services
American Express
AMG
AON Consulting
AST Trust Company
Banc of America Investment Services
BancOne
Bear Stearns
Benefit Plan Administrators
Bidwell & Company
BNY Clearing
C N A Trust
Charles Schwab
CIBC Oppenheimer
Citigroup Global Markets
CitiStreet Associates LLC
City National Bank
City of Milwaukee
Columbia Trust Company
Commonwealth Financial
Compensation & Capital
CPI Qualified Plan Consultants
Daily Access Concepts
Davenport & Company
Delaware Investments
Digital Retirement Solutions
Discover Brokerage
Dreyfus/Mellon
Edgewood Services
Edward Jones

E-Trade,
ExpertPlan
FAS Liberty Life Spectrum
Ferris Baker Watts
Fidelity
Financial Data Services
Franklin Templeton
Freeman Welwood
Gem Group
Great West Life
Hewitt Associates LLC
Huntington Bank
ING
Intermountain Health Care
Investmart, Inc.
Investment Manager Services (IMS)
Janney Montgomery Scott
JJB Hilliard Lyons
JP Morgan/American Century
Kenney Investments
Kirkpatrick Pettis Smith Polian Inc
Legg Mason Wood Walker
Liberty Life
Lincoln Financial
Lincoln Life
Linsco Private Ledger
M & T Securities
Marquette Trust Company
Mass Mutual Life
Matrix Settlement & Clearance Services (MSCS)
McDonald Investments
Merrill Lynch
MetLife
MFS
Mfund Trax
MidAtlantic Capital
Milliman USA
Morgan Keegan
Morgan Stanley Dean Witter
PFPC
Nationwide Investment Services
Neuberger Berman Mgmt
NFP Securities
NSD -NetStock Sharebuilder
NYLife Distributors
Optimum Investment Advisors
Orbitex
Pershing LLC
Phoenix Home Life
Piper Jaffray
PNC
PPI Employee Benefits
Private Bank & Trust
Prudential
Putnam Investments
Raymond James
RBC Dain Rausher
Robert W Baird
Royal Alliance
RSM McGladrey Inc.

Safeco
Scott & Stringfellow
Scudder Investments
Security Benefit
Segall Bryant Hamill
South Trust Securities
Southwest Securities
Standard Insurance
Stanton Group
State of NY Deferred Compensation Plan
Stephens, Inc.
Stifel Nicolaus & Co
Strong Capital
Sungard T Rowe Price
Trustar Retirement Services
Trustlynx/Datalynx
UBS Financial Services
USAA Investment Management
Vanguard
Wachovia
TD Waterhouse
Webster Investment Services
Wells Fargo
Wilmington Trust

PLEASE CONTACT YOUR FSF OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY
RECEIVE.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most Funds advised by the Advisor may be purchased through the Automatic Investment Plan. Electronic fund transfers for a fixed amount of at least $50 ($25 for IRA) are used to purchase a Fund's shares at the public offering price next determined after CMD receives the proceeds. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CMD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, D, T, G and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any fund distributed by CMD in which you have a current balance of at least $5,000 into the same class of shares of up to five other Funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Sales charges may apply if exchanging from a money market fund. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC or sales charges.

Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Management Services, Inc. (formerly named Columbia Funds Services, Inc.) (CMS) P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or financial advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CMD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" below for more information.

CLASS T SHAREHOLDER SERVICES PLAN. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the Trusts plan to enter into servicing agreements with institutions (including Bank of America Corporation and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each Fund other than the Columbia Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the Fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares;
(ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.

The payments under the servicing agreements entered into as of the date of this SAI are limited to an aggregate fee of not more than 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.15% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The Funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.

Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such Funds on any day do not exceed the income to be accrued to such Class T shares on that day.

The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the Funds. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Columbia's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.

TAX-SHELTERED RETIREMENT PLANS (Retirement Plans). CMD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Management prototype plans offered through CMD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CMD.

Participants in Retirement Plans not sponsored by CTC, not including Individual Retirement Accounts (IRAs), may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with CMS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CMS. The close out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any Fund distributed by CMD, or if the Retirement Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling CMS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification numbers available when calling.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CMS for more information at 1-800-345-6611.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHTS OF ACCUMULATION (Columbia Class A and Class T shares, Nations Class A shares and Galaxy Retail A shares only) (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase of Class A or Class T shares with prior purchases of other funds and classes distributed by CMD. The applicable sales charge is based on the combined total of:

1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all shares of funds for which CMD serves as distributor (Funds) held by the shareholder.

CMD must be promptly notified of each purchase with respect to which a shareholder is entitled to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CMS. A Fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A, Class E and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all fund shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund)). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CMS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement (provided the FSF returns to CMD the excess commission previously paid during the thirteen-month period). The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price.

If the amount of the Statement is not purchased, the shareholder shall remit to CMD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CMS will redeem escrowed Class A, E or T shares with a value equal to such difference. The additional FSF commission will be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CMS at 1-800-345-6611.

NET ASSET VALUE ELIGIBILITY GUIDELINES (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS).

1. Employees, brokers and various relationships that are allowed to buy at NAV. Class A shares of certain Funds may be sold at (NAV) to the following individuals, whether currently employed or retired: Employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries; Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CMD, or its successors and companies affiliated with the Advisor; Registered representatives and employees of Financial Service Firms (including their affiliates) that are parties to dealer agreements or other sales arrangements with CMD; Nations Funds' Trustees, Directors and employees of its investment sub-advisers; Broker/Dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes; employees or partners of any contractual service provider to the funds

     NAV eligibility for Class A purchase also applies to the families of the parties listed above and their beneficial accounts. Family members include: spouse, parent, stepparent, legal guardian, child, stepchild, father-in-law and mother-in-law.

     Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

     Registered broker/dealer firms that have entered into a Nations Funds dealer agreement with BACAP Distributors, LLC may buy Class A shares without paying a front-end sales charge for their investment account only.

     Banks, trust companies and thrift institutions, acting as fiduciaries.

2. Grandfathered investors. Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may purchase Class A shares of any Fund at NAV in those cases where a Columbia Fund Class Z share is not available.

     Shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at (NAV) will continue to be eligible for NAV purchases into those Nations Fund accounts opened through August 19, 2005.

     Galaxy Fund shareholders prior to December 1, 1995; and shareholders who
     (i) purchased Galaxy Fund Prime A shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.

     (For Class T shares only) Shareholders who (i) purchased Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

3. Reinstatement. Subject to the fund policy on trading of fund shares, an investor who has redeemed class A, B, C, D, G or T shares may, upon request, reinstate within 1 year a portion or all of the proceeds of such sales in shares of class A of any fund at the NAV next determined after Columbia Management Services, Inc. received a written reinstatement request and payment.

4. Retirement Plans. Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with CMD pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

5. Non-U.S. Investors. Certain pension, profit-sharing or other employee benefit plans offered to non-US investors may be eligible to purchase Class A shares with no sales charge.

6. Reorganizations. At the Fund's discretion, NAV eligibility may apply to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

7. Rights of Accumulation (ROA). The value of eligible accounts, regardless of class, maintained by you and you and your immediate family may be combined with the value of your current purchase to reach a sales discount level and to obtain the lower sales charge for your current purchase.

8. Letters of Intent (LOI). You may pay a lower sales charge when purchasing class A shares by signing a letter of intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the LOI within 13 months. If your LOI purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Class A, B, C, D, E, matured F, G and T shares) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act
     (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CMS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value at the time that the SWP is established. Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met. For redemptions in excess of 12% of the account's value at the time that the SWP is established, a CDSC will be charged on the SWP redemption. The 12% limit does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by CMD.

6. Qualified Retirement Plans. CDSCs may be waived on CMD shares sold by employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must be a participant in an alliance program th at has signed an agreement with Columbia Funds or CMD.

7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and
     (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

8. Return of Commission. CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

9. Non-U.S. Investors. CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

10. IRS Section 401 and 457. CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under
     Section 401 or 457 of the tax code.

11. Medical Payments. CDSCs may be waived on shares redeemed for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

12. Plans of Reorganization. At the Funds' discretion, CDSCs may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a fund is a party.

13. Charitable Giving Program. CDSCs may be waived on the sale of Class C or Class D shares sold by a non-profit organization qualified under Section 501(c)(3) of the tax code in connection with the Banc of America Capital Management Charitable Giving Program.

14. The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling or delay sending proceeds from your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction to CMS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CMS and many banks. Additional documentation may be required for sales by corporations, agents, fiduciaries, surviving joint owners, individual retirement account holders and other legal entities. Call CMS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, FSF's are responsible for furnishing all necessary documentation to CMS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN (SWP). The shareholder may establish a SWP. A specified dollar amount, share amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawalsof shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their share account may do so but may be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CMS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in "street name" must be made payable to the back office via the NSCC.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions by check and ACH are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, to a pre-existing bank account or furnishing a signature guaranteed request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CMS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address account and taxpayer identification numbers. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions apply to retirement plan accounts.

CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A and Z shares of certain Funds)

Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CMS will provide checks to be drawn on Mellon Trust of New England, N.A. (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks., However, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON-CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, a Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

INFORMATION APPLICABLE TO CLASS G AND CLASS T SHARES

The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the Funds are subject to a front-end sales charge. Investments in Class G shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.15% and 0.30%, respectively, of the Fund's average daily net assets attributable to its Class T shares. Class G shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.80% and 0.95%, respectively, of the Fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares. Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.

CLASS T SHARES. The public offering price for Class T shares of the Funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 to $25,000,000. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                                    REALLOWANCE TO
                                     REALLOWANCE TO DEALERS        DEALERS AS A % OF
                                    AS A % OF OFFERING PRICE        OFFERING PRICE
      AMOUNT OF TRANSACTION          PER SHARE - BOND FUNDS    PER SHARE - EQUITY FUNDS
      ---------------------         ------------------------   ------------------------
Less than $50,000                             4.25                       5.00
$50,000 but less than $100,000                3.75                       3.75
$100,000 but less than $250,000               2.75                       2.75
$250,000 but less than $500,000               2.00                       2.00
$500,000 but less than $1,000,000             1.75                       1.75
$1,000,000 and over                           0.00                       0.00

The appropriate reallowance to dealers will be paid by CMD to broker-dealer organizations which have entered into agreements with CMD. The reallowance to dealers may be changed from time to time.

Certain affiliates of the Advisor may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of Bank of America Corporation's affiliates.

INFORMATION APPLICABLE TO CERTAIN CLASS G SHARES RECEIVED BY FORMER GALAXY FUND RETAIL B SHAREHOLDERS IN CONNECTION WITH THE GALAXY/LIBERTY REORGANIZATION. The following table describes the CDSC schedul e applicable to Class G shares received by former Galaxy Fund Retail B shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 None

Class G shares received in exchange for Galaxy Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares seven years after purchase. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Asset Allocation Fund and/or International Equity Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.50
Through second year                   5.00
Through third year                    4.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Through the seventh year              None
Longer than seven years               None

If you acquired Retail B Shares in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class T shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

CLASS G SHARES PURCHASED AFTER THE GALAXY/LIBERTY REORGANIZATION. The public offering price for Class G shares of the Funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within seven years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from CMD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Columbia may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a Fund. See "Class T Shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to CMD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares. Class G shares of a Fund will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow CMD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.

Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - (i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a Fund, and subsequently acquires additional Class G shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the Fund, including those acquired through reinvestment, will convert to Class T shares of the Fund on the same date.

INFORMATION APPLICABLE TO CERTAIN CLASS B SHAREHOLDERS

Except for the following, Class B Share Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.

The following table describes the CDSC schedule applicable to Class B shares received by Galaxy Quality Plus Bond Fund shareholders in exchange for Prime B Shares in connection with the Galaxy/Liberty reorganization.

SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

     Automatic conversion to Class A shares occurs eight years after purchase.

     The Class B share discount program for purchases of $250,000 or more is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

INFORMATION APPLICABLE TO CERTAIN CLASS A SHAREHOLDERS:

     Except as set forth in the following paragraph, Class A share CDSCs are described in the Prospectuses:

     Class A shares received by former Galaxy High Quality Bond Fund shareholders in exchange for Prime A Shares in connection with the Galaxy/Liberty reorganization of that Fund are subject to a 1% CDSC upon redemption of such Class A shares if the Prime A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.

Shares of some Funds that pay daily dividends (include Funds) will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. Shares of some Funds that pay daily dividends (exclude Funds) Columbia will be earned starting with the day after that Fund receives payments for the shares. To determine whether a particular Fund is an include or exclude fund, customers can call 1-800-345-6611.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of certain other funds. The prospectus of each Fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange Consult CMS before requesting an exchange.

If you acquire Class A shares of an international fund by exchange from any other fund, you will not be permitted to exchange those shares into another fund for 30 calendar days, although you may redeem those shares at any time. An exchange order received prior to the expiration of the 30-day period will not be honored.

By calling CMS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CMS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CMS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CMS may require customary additional documentation. Prospectuses of the other Funds are available from the CMD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

Consult your FSF or CMS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund. Sales charges may apply for exchanges from money market funds.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Trust has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2005. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust's By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series. Shares of each Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

          Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

          Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

AAA bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

AA bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

BA bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Prime-1 Highest Quality
          Prime-2 Higher Quality
          Prime-3 High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these securities, and 'D' represents the lowest potential for recovery.

                                   APPENDIX II

                   COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA")
                      PROXY VOTING POLICIES AND PROCEDURES
                 ADOPTED JULY 1, 2003 AND REVISED MARCH 4, 2005

POLICY:

ALL PROXIES(1) REGARDING CLIENT SECURITIES FOR WHICH COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA") HAS ASSUMED AUTHORITY TO VOTE SHALL, UNLESS CMA DETERMINES IN ACCORDANCE WITH POLICIES STATED BELOW TO ABSTAIN FROM VOTING, BE VOTED IN A MANNER CONSIDERED BY CMA TO BE IN THE BEST INTEREST OF CMA'S CLIENTS, INCLUDING THE CMG FAMILY FUNDS(2) AND THEIR SHAREHOLDERS, WITHOUT REGARD TO ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES. THE BEST INTEREST OF CLIENTS IS DEFINED FOR THIS PURPOSE AS THE INTEREST OF ENHANCING OR PROTECTING THE ECONOMIC VALUE OF CLIENT ACCOUNTS, CONSIDERED AS A GROUP RATHER THAN INDIVIDUALLY, AS CMA DETERMINES IN ITS SOLE AND ABSOLUTE DISCRETION. IN THE EVENT A CLIENT BELIEVES THAT ITS OTHER INTERESTS REQUIRE A DIFFERENT VOTE, CMA SHALL VOTE AS THE CLIENT CLEARLY INSTRUCTS, PROVIDED CMA RECEIVES SUCH INSTRUCTIONS IN TIME TO ACT ACCORDINGLY.

CMA ENDEAVORS TO VOTE, IN ACCORDANCE WITH THIS POLICY, ALL PROXIES OF WHICH IT BECOMES AWARE, SUBJECT TO THE FOLLOWING EXCEPTIONS (UNLESS OTHERWISE AGREED) WHEN CMA EXPECTS TO ROUTINELY ABSTAIN FROM VOTING:

     1. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE THE SECURITY HAS BEEN LOANED FROM THE CLIENT'S ACCOUNT.

     2. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE CMA DEEMS THE COSTS TO THE CLIENT AND/OR THE ADMINISTRATIVE INCONVENIENCE OF VOTING THE SECURITY (E.G., SOME FOREIGN SECURITIES) OUTWEIGH THE BENEFIT OF DOING SO.

CMA SEEKS TO AVOID THE OCCURRENCE OF ACTUAL OR APPARENT MATERIAL CONFLICTS OF INTEREST IN THE PROXY VOTING PROCESS BY VOTING IN ACCORDANCE WITH PREDETERMINED VOTING GUIDELINES, AS STATED BELOW. FOR THOSE PROXY PROPOSALS THAT REQUIRE SPECIAL CONSIDERATION OR IN INSTANCES WHERE SPECIAL CIRCUMSTANCES MAY REQUIRE VARYING FROM THE PREDETERMINED GUIDELINES, THE CMG PROXY COMMITTEE WILL DETERMINE THE BEST INTEREST OF CMA'S CLIENTS AND VOTE ACCORDINGLY, WITHOUT CONSIDERATION OF ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES.

OVERVIEW:

CMA's policy is based upon its fiduciary obligation to act in its clients' best interest. Citing this obligation, the SEC has adopted rules pursuant to the Investment Advisers Act of 1940 and Investment Company Act of 1940 with respect to proxy voting.

PROCEDURE:

I. ACCOUNT POLICIES

Except as otherwise directed by the client, CMA shall vote as follows:

SEPARATELY MANAGED ACCOUNTS

CMA shall vote proxies on securities held in its separately managed accounts.

COLUMBIA TRUST COMPANY (CTC) TRUST POOLS

CMA shall vote proxies on securities held in the trust pools.

CMG FAMILY FUNDS/CMA FUND TRUST

CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

COLUMBIA PRIVATE PORTFOLIO

CMA shall vote proxies on securities held in its separately managed accounts.

ALTERNATIVE INVESTMENT GROUP

----------
(1) The term "proxy" as used herein refers to consents, elections and authorizations solicited by any party with respect to securities of any sort.

(2) A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

CMA's clients may invest in securities ("Alternative Investments") issued by alternative investment vehicles (i.e. hedge funds, private equity funds, and other alternative investment pools) that are structured as private limited partnerships ("LPs"), limited liability companies ("LLCs") or offshore corporations. Generally, CMA's Alternative Investment Group ("AIG") is the platform through which CMA provides advisory services relating to Alternative Investments.

The voting rights of Alternative Investments generally are rights of contract set forth in the limited liability company or limited partnership agreement, in the case of LLCs and LPs, or Memorandum and Articles of Association or By-laws, in the case of offshore corporations. Also, as privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, proxies are not solicited regarding Alternative Investment vehicles. Instead, consents may be solicited from members, limited partners or shareholders.

Because of the unique characteristics of Alternative Investments, CMA has a tailored process for voting Alternative Investment proxies and consents.

Process

AIG will vote all Alternative Investment proxies and consents in accordance with this Policy. The committee voting AIG proxies consists of AIG senior management, investment and operations professionals. Conflicts of interest are to be monitored and resolved as set forth in this Policy.

II. PROXY COMMITTEE

CMA shall establish a Proxy Committee whose standing members shall include the head of core equity, head of value, head of growth, head of income strategies, head of equity research and head of fixed income research. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf.

The Proxy Committee's functions shall include, in part,

          (a) direction of the vote on proposals where there has been a recommendation to the Committee, pursuant to Section IV.B, not to vote according to the predetermined Voting Guidelines stated in Section IV.A or on proposals which require special, individual consideration in accordance with Section IV.C;

          (b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

          (c) review at least annually of existing Voting Guidelines and need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

          (d) development and modification of Voting Procedures, as stated in
          Section V, as it deems appropriate or necessary.

The Proxy Committee shall establish a charter, which shall set forth the Committee's purpose, membership and operation. The Committee's charter shall be consistent, in all material respects, with this policy and procedure.

III. CONFLICTS OF INTEREST

With Other Bank of America Businesses

Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

Within CMA

Conflicts of interest may also arise from the business activities of CMA. For example, CMA might manage (or be seeking to manage) the assets of a benefit plan for an issuer. CMA may also be presented with an actual or apparent conflict of interest where proxies of securities issued by BAC or a CMG Family Fund, for which CMA serves as investment adviser, are to be voted for a client's account.

Management of Conflicts

CMA's policy is to always vote proxies in the best interest of its clients, as a whole, without regard to its own self-interest or that of its affiliates. BAC as well as CMA has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

          1. BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or (as in the case of BACAP associates) non-trust fiduciary responsibilities, including investment decision-making and proxy voting.

          2. In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.

          3. Within CMA, CMA's Code of Ethics affirmatively requires that associates of CMA act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's Clients.

          4. By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

               - To disclose to the chairperson of the Proxy Committee and the chairperson to the head of CMG Compliance any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA shall vote proxies. In the event the chairperson of the Proxy Committee has a conflict of interest regarding a given matter, he or she shall abstain from participating in the Committee's determination of whether and/or how to vote in the matter; and

               - To refrain from taking into consideration, in the decision as to whether or how CMA shall vote proxies:

                    - The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

                    - Any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of CMA or BAC.

Where a material conflict of interest is determined to have arisen in the proxy voting process that may not be adequately mitigated by voting in accordance with the predetermined Voting Guidelines, CMA's policy is to invoke one or more of the following conflict management procedures:

1. Convene the Proxy Committee for the purpose of voting the affected proxies in a manner that is free of the conflict.

2. Causing the proxies to be voted in accordance with the recommendations of a qualified, independent third party, which may include CMA's proxy voting agent.

3. In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

IV. VOTING GUIDELINES

A. THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING PROXIES:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

     - Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

          However, CMA generally will WITHHOLD votes from pertinent director nominees if:

               (i) the board as proposed to be constituted would have more than one-third of its members from management;

               (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);

               (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);

               (iv) a director serves on more than six public company boards;

               (v) the CEO serves on more than two public company boards other than the company's board.

          On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

     - Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.

     - Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

     - Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

          -    Established governance standards and guidelines.

          - Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.

          - Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

          - A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

          - Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

          - The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

     - Proposals that grant or restore shareholder ability to remove directors with or without cause.

     - Proposals to permit shareholders to elect directors to fill board vacancies.

     - Proposals that encourage directors to own a minimum amount of company stock.

     -    Proposals to provide or to restore shareholder appraisal rights.

     -    Proposals to adopt cumulative voting.

     -    Proposals for the company to adopt confidential voting.

CMA generally will vote AGAINST:

     - Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

     - Proposals that give management the ability to alter the size of the board without shareholder approval.

     - Proposals that provide directors may be removed only by supermajority vote.

     -    Proposals to eliminate cumulative voting.

     - Proposals which allow more than one vote per share in the election of directors.

     - Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

     - Proposals that mandate a minimum amount of company stock that directors must own.

     -    Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

     - Director and officer indemnification and liability protection. CMA is opposed to entirely eliminating directors' and officers' liability for monetary damages for violating the duty of care. CMA is also opposed to expanding coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. CMA supports proposals which provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he/she reasonably believed was in the best interests of the company, AND (ii) if the director's legal expenses would be covered.

     - Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

     - Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 10% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

     - Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

     -    Proposals asking a company to expense stock options.

     -    Proposals to put option repricings to a shareholder vote.

     - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

CMA generally will vote AGAINST:

     - Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.

     - Proposals to authorize the replacement or repricing of out-of-the money options.

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

     - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

          For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

     - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

     - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

     - Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

     - CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

     - CMA generally votes FOR shareholder proposals to eliminate a poison pill.

     - CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

     - CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.

Supermajority vote

     - CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

     - CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

     - Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

     - Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

          -    Credible reason exists to question:

               - The auditor's independence, as determined by applicable regulatory requirements.

               - The accuracy or reliability of the auditor's opinion as to the company's financial position.

          - Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.

     - Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

     - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

     - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

     - Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

     - Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.

CMA will vote AGAINST:

     - Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

     - Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

     - Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

     - FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

     - FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

     - Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

     - Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

     - Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

     - Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.

     - Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.

     - Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

8.  Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

     -    Board structure

     -    Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     - Ignore a shareholder proposal that is approved by a majority of shares outstanding;

     - Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

     -    Are interested directors and sit on the audit or nominating committee;
          or

     - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

     -    Past performance relative to its peers

     -    Market in which fund invests

     - Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

     - Past shareholder activism, board activity and votes on related proposals

     -    Strategy of the incumbents versus the dissidents

     -    Independence of incumbent directors; director nominees

     -    Experience and skills of director nominees

     -    Governance profile of the company

     -    Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Past performance as a closed-end fund

     -    Market in which the fund invests

     -    Measures taken by the board to address the discount

     - Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

     -    Proposed and current fee schedules

     -    Fund category/investment objective

     -    Performance benchmarks

     -    Share price performance as compared with peers

     -    Resulting fees relative to peers

     -    Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

     -    Stated specific financing purpose

     -    Possible dilution for common shares

     -    Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

     -    Potential competitiveness

     -    Regulatory developments

     -    Current and potential returns

     -    Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a nonfundamental restriction, considering the following factors:

     -    Fund's target investments

     -    Reasons given by the fund for the change

     -    Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:

     -    Political/economic changes in the target market

     -    Consolidation in the target market

     -    Current asset composition

Change in Fund's Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:

     -    Potential competitiveness

     -    Current and potential returns

     -    Risk of concentration

     -    Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

     -    Strategies employed to salvage the company

     -    Past performance of the fund

     -    Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

     -    The degree of change implied by the proposal

     -    The efficiencies that could result

     -    The state of incorporation; net effect on shareholder rights

     -    Regulatory standards and implications

CMA will vote FOR:

     - Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

     - Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

     -    Proposals enabling the Board to:

          -    Change, without shareholder approval the domicile of the fund

          - Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

     -    Regulations of both states

     -    Required fundamental policies of both states

     -    The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Fees charged to comparably sized funds with similar objectives

     -    The proposed distributor's reputation and past performance

     -    The competitiveness of the fund in the industry

     -    Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Resulting fee structure

     -    Performance of both funds

     -    Continuity of management personnel

     -    Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

     -    Performance of the fund's NAV

     -    The fund's history of shareholder relations

     -    The performance of other funds under the adviser's management

9. Alternative Investment Group ("AIG") Matters

The AIG Proxy Sub-Committee generally will vote in accordance with the guidelines set forth in this policy. With respect to matters that are not addressed by the guidelines, the AIG Proxy Sub-Committee will vote each such matter on a CASE-BY-CASE basis.

B. ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.

A Portfolio Manager, sub-adviser or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines stated in Section IV.A. In this situation, he or she shall request that the Proxy Committee consider voting the proxy other than according such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption.

C. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The following proposals require special, individual consideration. The Proxy Committee will determine how proxies related to all such proposals will be voted.

               1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

               2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

               3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

               4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

               5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified in Section IV.A.

               6. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

               7. PREEMPTIVE RIGHTS. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines set forth in Section IV above. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to effect the purposes of this Policy.

     - CMA shall use an independent, third-party vendor (currently Institutional Shareholder Services ("ISS")), to implement its proxy voting process as CMAs proxy voting agent. This retention is subject to CMA continuously assessing the vendor's independence from CMA and its affiliates, and the vendor's ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with CMA's proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor's other clients and the owners, officers or employees of any such firm, on the one hand, and CMA's clients, on the other hand. As means of performing this assessment, CMA will require various reports and notices from the vendor, as well as periodic audits of the vendor's voting record and other due diligence.

     - ISS shall provide proxy analysis and record keeping services in addition to voting proxies on behalf of CMA in accordance with this Policy.

     - On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in all accounts over which CMA has voting authority. Information regarding equity holdings for international portfolio shall be sent weekly.

     - ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be promptly noted and resolved by ISS, with notice to CMA.

     - Whenever a vote is solicited, ISS shall execute the vote according to CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section IV.A.

     - If ISS is not sure how to vote a particular proxy, then ISS will issue a request for voting instructions to CMA over a secure website. CMA personnel shall check this website regularly. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's understanding of the Voting Guidelines previously delivered to ISS. CMA shall promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

     - Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

     - ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

VI. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in CMA's Form ADV. Upon receipt of a Client's request for more information, CMA will provide to the Client a copy of this Policy and/or how CMA voted proxies for the Client pursuant to this Policy for up to a one-year period.

                           COLUMBIA COMMON STOCK FUND
                (FORMERLY KNOWN AS COLUMBIA LARGE CAP CORE FUND)
                                  (THE "FUND")

   SUPPLEMENT TO THE PROSPECTUSES DATED FEBRUARY 5, 2005 (THE "PROSPECTUSES")

         The Prospectuses are hereby supplemented with the following information:

         1. The name on the front cover of the prospectuses is revised to read "Columbia Common Stock Fund."

         2. The date on the front cover of each of the Prospectuses is revised to read "________________, 2005."

         3. The following sentence is added to the section entitled, "Performance History":

         Year-to-date performance through ____________, 2005 for the following share classes of the Fund were as follows:

                                    Class A --       ___%
                                    Class T --       ___%
                                    Class Z --       ___%

         4. The "Annual Fund Operating Expenses" and "Example Expenses" tables in the section entitled "Your Expenses" are updated and restated in their entirety as follows:

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                      CLASS A    CLASS B    CLASS C    CLASS T   CLASS G     CLASS Z
                                                     ---------   -------    -------    -------   --------    -------
Management fee (1) (%)                                 [0.77]     [0.77]     [0.77]     [0.77]     [0.77]     [0.77]
Distribution and service (12b-1) fees (%)              [0.25(3)]  [1.00]     [1.00]     [0.00]     [0.95(4)]  [0.00]
Other expenses (2) (%)                                 [0.29]     [0.29]     [0.29]     [0.59(5)]  [0.29]     [0.29]
Total annual fund operating expenses (%)               [1.31]     [2.06]     [2.06]     [1.36]     [2.01]     [1.06]

[(1) The Fund pays a management fee of 0.70% and an administration fee of 0.07%.
     Management fees have been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

(2) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

(3) The Fund may pay distribution and service (12b-1) fees of up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.25% for shareholder services and up to 0.10% for distribution services), but will limit such fees to an aggregate fee of not more than 0.25% during the current fiscal year.

(4) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95% during the current fiscal year.

(5) The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative services), but will limit such fees to an aggregate fee of not more than 0.30% during the current fiscal year.]

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

                                                                     1 YEAR      3 YEARS     5 YEARS       10 YEARS
                                                                     ------     --------     --------      --------
Class A                                                              [$701]     [$  966]     [$1,252]      [$2,063]
Class B:           did not sell your shares                          [$209]     [$  646]     [$1,108]      [$2,197]
                   sold all your shares at end of period             [$709]     [$  946]     [$1,308]      [$2,197]
Class C:           did not sell your shares                          [$209]     [$  646]     [$1,108]      [$2,390]
                   sold all your shares at end of period             [$309]     [$  646]     [$1,108]      [$2,390]
Class T                                                              [$706]     [$  981]     [$1,277]      [$2,116]
Class G:           did not sell your shares                          [$204]     [$  630]     [$1,083]      [$2,170]
                   sold all your shares at end of period             [$704]     [$1,030]     [$1,383]      [$2,170]
Class Z                                                              [$108]     [$  337]     [$  585]      [$1,294]

         5. The section entitled "Financial Highlights" is updated and restated in its entirety as follows:

Selected data for a share outstanding throughout each period is as follows:

CLASS A SHARES

                           (UNAUDITED)
                            SIX MONTHS             YEAR ENDED           PERIOD ENDED
                              ENDED              SEPTEMBER 30,         SEPTEMBER 30,           YEAR ENDED OCTOBER 31,
                          MARCH 31, 2005            2004(a)              2003(b)(c)       2002             2001          2000
                          --------------         -------------        ------------      ---------       ----------      -------
NET ASSET VALUE,
  BEGINNING OF PERIOD     $        12.01         $       11.22        $      10.08      $   12.74       $    16.41      $ 16.00
                          -----------------------------------------------------------------------------------------------------
INCOME FROM
  INVESTMENT
  OPERATIONS:
  Net investment
    income (loss)                   0.07(e)(f)            ----(e)(g)          0.03(e)        0.03(e)          0.02         0.04
  Net realized and
   unrealized gain
   (loss) on
   investments                      0.74                  0.80                1.16          (2.23)           (2.38)        1.34
                          -----------------------------------------------------------------------------------------------------
  Total from
   Investment
   Operations                       0.81                  0.80                1.19          (2.20)           (2.36)        1.38
                          -----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  DECLARED TO
  SHAREHOLDERS
  From net investment income       (0.07)                (0.01)              (0.05)         (0.02)           (0.03)       (0.06)
  In excess of net
   investment income                 ---                   ---                 ---            ---              ---(g)       ---
  From net realized gains          (0.35)                  ---                 ---          (0.44)           (1.28)       (0.91)
                          -----------------------------------------------------------------------------------------------------
  Total distributions
   declared to
   shareholders                    (0.42)                (0.01)              (0.05)         (0.46)           (1.31)       (0.97)
                          -----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END
  OF PERIOD               $        12.40         $       12.01        $      11.22      $   10.08       $    12.74      $ 16.41
  Total return (h)                  6.74%(i)(j)           7.09%(j)           11.82%(i)     (18.14)%(j)      (15.34)%(j)    9.27%(j)
                          -----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA:
  Expenses (k)                      1.38%(l)              1.35%               1.48%(l)       1.28%            1.19%        1.14%
  Net investment
     Income (loss) (k)              1.17%(l)             (0.02)%              0.37%(l)       0.25%            0.22%        0.30%
  Waiver/reimbursement              0.02%(l)               ---%(m)             ---           0.24%            0.03%        0.10%
  Portfolio turnover rate             68%(i)               115%                 55%(i)         13%              19%          42%
  Net assets, end of
   period (in thousands)  $        9,574         $       9,304        $      7,570      $      15       $       60      $   156

(a) On October 13, 2003, the Liberty Large Cap Core Fund was renamed the Columbia Large Cap Core Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) On December 9, 2002, the Galaxy Growth & Income Fund, Prime A shares were redesignated Liberty Large Cap Core Fund, Class A shares.

(d)   The Fund began offering Prime A shares on November 1, 1998.

(e) Per share data was calculated using average shares outstanding during the period.

(f) Net investment income per share reflects a special dividend which amounted to $0.05 per share.

(g)   Rounds to less than $0.01 per share.

(h) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(i)   Not annualized.

(j) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(k) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(l)   Annualized.

(m)   Rounds to less than 0.01%.

CLASS B SHARES

                           (UNAUDITED)
                            SIX MONTHS             YEAR ENDED           PERIOD ENDED
                              ENDED              SEPTEMBER 30,         SEPTEMBER 30,           YEAR ENDED OCTOBER 31,
                          MARCH 31, 2005            2004(a)              2003(b)(c)       2002             2001          2000
                          --------------         -------------        ------------      ---------       ----------      -------
NET ASSET VALUE,
  BEGINNING OF PERIOD     $        11.68         $       10.99        $       9.90      $   12.59       $    16.32      $ 15.97
                          -----------------------------------------------------------------------------------------------------
INCOME FROM
  INVESTMENT
  OPERATIONS:
  Net investment income
     (loss)                         0.02(e)(f)           (0.09)(e)           (0.04)(e)      (0.06)(e)        (0.07)       (0.07)
  Net realized and
   unrealized gain
   (loss) on
   investments                      0.72                  0.78                1.14          (2.19)           (2.38)        1.33
                          -----------------------------------------------------------------------------------------------------
  Total from
   Investment
   Operations                       0.74                  0.69                1.10          (2.25)           (2.45)        1.26
                          -----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  DECLARED TO
  SHAREHOLDERS
  From net
   investment income               (0.05)                 ----               (0.01)          ----             ----         ----
  From net realized gains          (0.35)                 ----                ----          (0.44)           (1.28)       (0.91)
  Total distributions
   declared to
   shareholders                    (0.40)                 ----               (0.01)         (0.44)           (1.28)       (0.91)
                          -----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END
  OF PERIOD               $        12.02         $       11.68        $      10.99      $    9.90       $    12.59      $ 16.32
  Total return (g)                  6.29%(h)(i)           6.28%(i)           11.12%(h)     (18.75)%(i)      (15.95)%(i)    8.38%(i)
                          -----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE
  NET
  ASSETS/SUPPLEMENTAL
  DATA:
  Expenses (j)                      2.13%(k)              2.09%               2.19%(k)       2.02%            1.96%        1.89%
  Net investment
     income (loss)(k)               0.32%(k)             (0.76)%             (0.38)%(k)     (0.49)%          (0.55)%      (0.45)%
   Waiver/reimbursement             0.02%(k)               ---%(l)             ---           0.02%            0.04%        0.18%
  Portfolio turnover rate             68%(h)               115%                 55%(h)         13%              19%          42%
  Net assets, end of
   period (in thousands)  $        6,032         $       3,425        $      1,755      $      55       $      109      $   129

(a) On October 13, 2003, the Liberty Large Cap Core Fund was renamed the Columbia Large Cap Core Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) On December 9, 2002, the Galaxy Growth & Income Fund, Prime B shares were redesignated Liberty Large Cap Core Fund, Class B shares.

(d)   The Fund began offering Prime B shares on November 1, 1998.

(e) Per share data was calculated using average shares outstanding during the period.

(f) Net investment income per share reflects a special dividend which amounted to $0.05 per share.

(g) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h)   Not annualized.

(i) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k)   Annualized.

(l)   Rounds to less than 0.01%.

CLASS C SHARES

                                                                                                 PERIOD
                                                      (UNAUDITED)                                 ENDED
                                                      SIX MONTHS             YEAR ENDED         SEPTEMBER
                                                        ENDED              SEPTEMBER 30,           30,
                                                    MARCH 31, 2005            2004(a)           2003(b)(c)
                                                    --------------         -------------       -----------
NET ASSET VALUE, BEGINNING OF PERIOD                $        11.68         $       10.99       $     10.21
                                                    ------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (d)                            0.02(e)(f)           (0.09)            (0.04)
  Net realized and unrealized gain on investments             0.73                  0.78              0.83
                                                    ------------------------------------------------------
  Total from Investment Operations                            0.75                  0.69              0.79
                                                    ------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  From net investment income                                 (0.05)                 ----              ----
  From net realized gains                                    (0.35)                 ----             (0.01)
                                                    ------------------------------------------------------
  Total distributions declared to shareholders               (0.40)                 ----              ----
                                                    ------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $        12.03         $       11.68       $     10.99
  Total return (f)                                            6.38%(g)(h)           6.28%(h)          7.74%(g)
                                                    ------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Expenses (i)                                                2.13%(j)              2.09%             2.18%(j)
  Net investment income (loss )(i)                            0.40%(j)             (0.74)%           (0.42)%(j)
  Waiver/reimbursement                                        0.02%(j)               ---%(k)           ---
  Portfolio turnover rate                                       68%(g)               115%               55%(g)
  Net assets, end of period (in thousands)          $          517         $         345       $       223

(a) On October 13, 2003, the Liberty Large Cap Core Fund was renamed the Columbia Large Cap Core Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) Class C shares were initially offered on December 9, 2002. Per share data and total return reflect activity from that date.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Net investment income per share reflects a special dividend which amounted to $0.05 per share.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)   Not annualized.

(h) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

(k)   Rounds to less than 0.01%.

CLASS G SHARES

                           (UNAUDITED)
                            SIX MONTHS             YEAR ENDED          PERIOD ENDED
                              ENDED              SEPTEMBER 30,         SEPTEMBER 30,         YEAR ENDED OCTOBER 31,
                          MARCH 31, 2005            2004(a)             2003(b)(c)        2002          2001      2000
                          --------------         -------------        --------------    -------     --------    -------
NET ASSET VALUE,
  BEGINNING OF PERIOD     $        11.57         $       10.89        $         9.82    $ 12.50     $  16.23    $  15.90
                          ----------------------------------------------------------------------------------------------
INCOME FROM
  INVESTMENT
  OPERATIONS:
  Net investment
   income (loss)                    0.03(d)(e)           (0.09)(d)             (0.02)(d)   0.06(d)     (0.09)      (0.10)
  Net realized and
   unrealized gain
   (loss) on investments            0.71                  0.77                  1.10      (2.18)       (2.36)       1.34
                          ----------------------------------------------------------------------------------------------
  Total from
   Investment Operations            0.74                  0.68                  1.08      (2.24)       (2.45)       1.24
                          ----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  DECLARED TO
    SHAREHOLDERS
  From net
   investment income               (0.05)                 ----                 (0.01)      ----         ----        ----
  From net realized gains          (0.35)                 ----                  ----      (0.44)       (1.28)      (0.91)
  Total distributions
   declared to
     shareholders                  (0.40)                 ----                 (0.01)     (0.44)       (1.28)      (0.91)
                          ----------------------------------------------------------------------------------------------
NET ASSET VALUE, END
  OF PERIOD               $        11.91         $       11.57        $        10.89    $  9.82     $  12.50    $  16.23

NET ASSET VALUE, END
  OF PERIOD
  Total return (f)               6.37%(g)(h)     6.24%(h)       11.00%(g)(h)   (18.80)%(h)   (16.11)%        8.35%
                           ----------        --------        --------        --------       -------      --------
RATIOS TO AVERAGE
  NET ASSETS/SUPPLEMENTAL
  DATA:
  Expenses (i)                   2.08%(j)        2.09%           2.19%(j)        2.08%         2.05%         2.04%
  Net investment
     income (loss)(i)            0.52%(j)       (0.77)%        (0.28)%(j)       (0.55)%       (0.64)%       (0.60)%
  Waiver/reimbursement           0.02%(j)        0.02%           0.05%(j)        0.02%         ----          ----
  Portfolio turnover
   rate                            68%(g)         115%             55%(g)          13%           19%           42%
  Net assets, end of
   period (in
   thousands)              $   13,090        $ 16,419       $  28,917        $ 31,407      $ 48,512    $   61,857

-----------
(a) On October 13, 2003, the Liberty Large Cap Core Fund was renamed the Columbia Large Cap Core Fund.

(b)  The Fund changed its fiscal year end from October 31 to September 30.

(c) On December 9, 2002, the Galaxy Growth & Income Fund, Retail B shares were redesignated Liberty Large Cap Core Fund, Class G shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Net investment income per share reflects a special dividend which amounted to $0.05 per share.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  The  benefits   derived  from  custody   credits  and  directed   brokerage
     arrangements,  if  applicable,  had an  impact  of  less  than  0.01%.

(j)  Annualized.

CLASS T SHARES
                              (UNAUDITED)
                              SIX MONTHS         YEAR ENDED      PERIOD ENDED              YEAR ENDED OCTOBER 31,
                                  ENDED         SEPTEMBER 30,   SEPTEMBER 30,
                              MARCH 31, 2005       2004(a)        2003(b)(c)           2002          2001            2000
                              --------------    -------------   -------------          ----          ----            ----
NET ASSET VALUE,
     BEGINNING OF
     PERIOD                    $     11.95        $     11.18     $     10.05       $     12.70     $     16.37     $     15.98
                               -----------        -----------     -----------       -----------     -----------     -----------
INCOME FROM
     INVESTMENT
     OPERATIONS:
   Net investment income
   (loss)                             0.07(d)(e         (0.01)(d)        0.04(d)           0.02(d)         0.02            0.02
   Net realized and
        unrealized gain
        (loss)
        on investments                0.74               0.78            1.14             (2.22)          (2.39)           1.33
                               -----------        -----------     -----------       -----------     -----------     -----------
   Total from Investment
          Operations                  0.81               0.77            1.18             (2.20)          (2.37)           1.35
                               -----------        -----------     -----------       -----------     -----------     -----------
LESS DISTRIBUTIONS
     DECLARED TO
     SHAREHOLDERS
   From net investment
          income                     (0.07)              ----(f)        (0.05)            (0.01)          (0.02)          (0.05)
   In excess of net
          investment                  ----               ----            ----              ----            ----(f)         ----(f)
          income
   From net realized gains           (0.35)              ----            ----             (0.44)          (1.28)          (0.91)
   Total distributions
          declared to
          shareholders               (0.42)              ----           (0.05)            (0.45)          (1.30)          (0.96)
                               -----------        -----------     -----------       -----------     -----------     -----------
NET ASSET VALUE,
     END OF PERIOD             $     12.34        $     11.95     $     11.18       $     10.05     $     12.70     $     16.37
   Total return (g)                   6.76%(h)(i)        6.92%(i)       11.76%(h)        (18.16)%(i)     (15.46)%(i)       9.06%(i)
                               -----------        -----------     -----------       -----------     -----------     -----------
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL
   DATA:
   Expenses (j)                       1.43%(k)           1.40%           1.46%(k)          1.35%           1.34%           1.28%
   Net investment
          income (loss)(k)            1.13%(k)          (0.07)%          0.45%(k)          0.18%           0.07%           0.16%
   Waiver/reimbursement               0.02%(k)            ---%(l)         ---              0.01%           0.02%           0.09%
   Portfolio turnover rate              68%(h)            115%             55%(h)            13%             19%             42%
   Net assets, end of Period
   (in thousands)               $  176,004        $   179,310     $   185,938       $   180,269     $   259,884     $   217,423

(a) On October 13, 2003, the Liberty Large Cap Core Fund was renamed the Columbia Large Cap Core Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) On December 9, 2002, the Galaxy Growth & Income Fund, Retail A shares were redesignated Liberty Large Cap Core Fund, Class T shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Net investment income per share reflects a special dividend which amounted to $0.05 per share.

(f)   Rounds to less than $0.01 per share.

(g) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(h)   Not annualized.

(i) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k)   Annualized.

(l)   Rounds to less than 0.01%.

CLASS Z SHARES

                                (UNAUDITED)
                                SIX MONTHS       YEAR ENDED     PERIOD ENDED
                                   ENDED        SEPTEMBER 30,    SEPTEMBER 30,                YEAR ENDED OCTOBER 31,
                              MARCH 31, 2005       2004(a)        2003(b)(c)          2002              2001          2000
                              ---------------   -------------   --------------    -------------     -----------    --------
NET ASSET VALUE,
  BEGINNING OF PERIOD         $  12.05          $  11.25         $  10.11         $  12.77          $  16.43       $  16.02
                              --------          --------         --------         --------          --------       --------

INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
  income (loss)                   0.08(d)(e)        0.03(d)          0.08(d)          0.07(d)           0.06           0.08
  Net realized and
   unrealized gain
   (loss) on investments          0.75              0.79             1.15            (2.23)            (2.39)          1.32
                              --------          --------         --------         --------          --------       --------
  Total from Investment
    Operations                    0.83              0.82             1.23            (2.16)            (2.33)          1.40
                              --------          --------         --------         --------          --------       --------

LESS DISTRIBUTIONS
  DECLARED TO SHAREHOLDERS
  From net investment
    income                       (0.08)            (0.02)           (0.09)           (0.06)            (0.05)         (0.08)
  In excess of net
    investment income               --                --               --               --                --(f)          --(f)
  From net realized gains        (0.35)               --               --            (0.44)            (1.28)         (0.91)
                              --------          --------         --------         --------          --------       --------
  Total distributions
    declared to
    shareholders                 (0.43)            (0.02)           (0.09)           (0.50)            (1.33)         (0.99)
                              --------          --------         --------         --------          --------       --------

NET ASSET VALUE, END OF
  PERIOD                      $  12.45          $  12.05         $  11.25         $  10.11          $  12.77       $  16.43
  Total return (h)                6.86%(h)(i)       7.28%(i)        12.20%(h)       (17.85)%(i)       (15.12)%         9.38%
                              --------          --------         --------         --------          --------       --------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA:
  Expenses (j)                    1.13%(k)          1.07%            1.03%(k)         0.97%             0.97%          1.00%
  Net investment
     income (j)                   1.34%(k)          0.26%            0.89%(k)         0.56%             0.44%          0.44%
  Waiver/reimbursement            0.02%(k)            --%(l)           --             0.03%               --             --
  Portfolio turnover rate           68%(h)           115%              55%(h)           13%               19%            42%
  Net assets, end of
    period (in thousands)     $358,945          $175,124         $190,195         $340,496          $460,302       $678,398

(a) On October 13, 2003, the Liberty Large Cap Core Fund was renamed the Columbia Large Cap Core Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) On December 9, 2002, the Galaxy Growth & Income Fund, Trust shares were redesignated Liberty Large Cap Core Fund, Class Z shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Net investment income per share reflects a special dividend which amounted to $0.05 per share.

(f)   Rounds to less than $0.01 per share.

(g)   Total return at net asset value assuming all distributions reinvested.

(h)   Not annualized.

(i) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k)   Annualized.

(l) Rounds to less than 0.01%.

      6. The information under the heading, "For More Information - Investment Company Act file number" is revised as follows:

      Columbia Funds Series Trust I: 811-4367

            -     Columbia Common Stock Fund

      7. The section entitled "MANAGING THE FUND - PORTFOLIO MANAGERS" is revised in its entirety and replaced with the following:

PORTFOLIO MANAGERS

JEFF HUFFMAN, a portfolio manager of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since August, 2005. Mr. Huffman has been associated with Columbia Management or its affiliates since March 2000.

GUY W. POPE, a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since March, 2005. Mr. Pope has been associated with Columbia Management or its predecessors since 1993.

      8. The second paragraph under the heading "Average Annual Total Returns" in the call-out box entitled "Understanding Performance" is revised in its entirety as follows:

Beginning in 2005, the Fund's benchmark was changed to the Russell 1000 Index (Russell 1000 Index), an unmanaged index that tracks the performance of 1000 of the largest U.S. companies, based on market capitalization. Previously, the Fund's returns were compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held large-capitalization U.S. stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The advisor believes that the Russell 1000 Index, because of its greater emphasis on large-capitalization companies, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and ten-year periods are shown compared to the Russell 1000 Index, as well as the Fund's previous benchmark, the S&P 500 Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

      9. The "Average Annual Total Returns" table is revised in its entirety as follows:

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2004


                                                                       1 YEAR         5 YEARS        10 YEARS
Class A (%)

    Return Before Taxes                                                 -0.34         -2.24(1)        8.29(1)
    Return After Taxes on Distributions                                 -0.83         -2.85(1)        6.54(1)
    Return After Taxes on Distributions and Sale of Fund Shares          0.42         -2.02(1)        6.48(1)
                                                                      ----------------------------------------
Class B (%)

    Return Before Taxes                                                 -0.17         -2.15(1)        8.43(1)
    Return After Taxes on Distributions                                 -0.67         -2.70(1)        6.75(1)
    Return After Taxes on Distributions and Sale of Fund Shares          0.54         -1.90(1)        6.68(1)
                                                                      ----------------------------------------
Class C (%)

    Return Before Taxes                                                 4.00          -1.79(1)        8.43(1)
    Return After Taxes on Distributions                                 3.50          -2.34(1)        6.76(1)
    Return After Taxes on Distributions and Sale of Fund Shares         3.26          -1.60(1)        6.69(1)
                                                                      ----------------------------------------
Class T (%)

    Return Before Taxes                                                 -0.43         -2.34(2)        8.20(2)
    Return After Taxes on Distributions                                 -0.92         -2.93(2)        6.48(2)
    Return After Taxes on Distributions and Sale of Fund Shares         0.36          -2.10(2)        6.42(2)
                                                                      ----------------------------------------
Class G (%)

    Return Before Taxes                                                 -0.11         -2.40(2)        8.14(2)
    Return After Taxes on Distributions                                 -0.62         -2.96(2)        6.54(2)
    Return After Taxes on Distributions and Sale of Fund Shares         0.59          -2.12(2)        6.48(2)
                                                                      ----------------------------------------
Class Z (%)

    Return Before Taxes                                                 5.94          -0.82(3)        9.19(3)
    Return After Taxes on Distributions                                 5.42          -1.49(3)        7.36(3)
    Return After Taxes on Distributions and Sale of Fund Shares         4.55          - 0.86(3)       7.25(3)
                                                                      ----------------------------------------
Russell 1000 Index (%)                                                 11.40            1.76           12.16
S&P 500 Index (%)                                                      10.88           -2.30           12.07
                                                                      ----------------------------------------

(1) The returns for Class A and Class B shares include the returns of Prime A Shares (for Class A shares) and Prime B Shares (for Class B shares) of the Galaxy Fund for periods prior to December 9, 2002, the date on which Class A and Class B shares were initially offered by the Fund. The returns shown for Class A shares and Class B shares also include the returns of Retail A Shares of the Galaxy Fund (adjusted, as necessary, to reflect the sales charge applicable to Class A shares and Class B shares, respectively) for periods prior to the date of inception of Prime A and Prime B Shares (November 1, 1998). Class A and Class B shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although returns would have been lower to the extent that expenses for Class A and Class B shares exceed expenses paid by Retail A Shares. The returns shown for Class C shares include the returns of Prime B Shares of the Galaxy Fund (adjusted to reflect the sales charge applicable to Class C shares) for periods prior to December 9, 2002, the date on which Class C shares were initially offered. The returns shown for Class C shares also include the returns of Retail A Shares of the Galaxy Fund (adjusted to reflect the sales charges applicable to Class C shares) for periods prior to the inception of Prime B Shares (November 1, 1998). Class C shares generally would have had substantially similar returns to Retail A and Prime B Shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class C shares exceed expenses paid by Retail A and Prime B Shares. Retail A Shares were initially offered on February 12, 1993.

(2) The average annual total returns shown include the returns of Retail A Shares (for Class T shares) and Retail B Shares (for Class G shares) of the Galaxy Fund for periods prior to December 9, 2002, the date on which Class T and Class G shares were initially offered by the Fund. The returns shown for Class G shares also include the returns of Retail A Shares for periods prior to the inception of Retail B Shares of the Galaxy Fund (March 4, 1996). Retail A Shares were initially offered on February 12, 1993. Class G shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class G shares exceed expenses paid by Retail A Shares.

(3) The average annual total returns shown include returns of Trust Shares of the Galaxy Fund for periods prior to December 9, 2002, the date on which Class Z shares were initially offered by the Fund, and returns of Trust Shares of the Shawmut Fund (whose shares were initially offered on December 14, 1992), for periods prior to December 14, 1995.

      10. As discussed in greater detail in earlier supplements, on March 15, 2004, Columbia Management Advisors, Inc. ("Columbia Management"), the Fund's adviser, and Columbia Funds Distributor, Inc. ("CFD") (now Columbia Management Distributors, Inc.), the distributor of the Fund's shares (collectively, "Columbia"), entered into agreements in principle with the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") to resolve the proceedings brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds.

On February 9, 2005, Columbia entered into an Assurance of Discontinuance with the NYAG (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order" and together, the "Settlements"). The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle.

Under the terms of the SEC Order, Columbia has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review Columbia's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the settlement amounts will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with Columbia and the Fund's independent trustees and not unacceptable to the staff of the SEC. More specific information on the distribution plan will be communicated at a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia Funds, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

A copy of the SEC Order will be available on the SEC's website at http://www.sec.gov. A copy of the NYAG Settlement will be available as part of the Bank of America Corporation Form 8-K filing on or about February 10, 2005.

      11. The Prospectuses are hereby supplemented with the following information relating to hypothetical investment and expense information:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

      The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Fund assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested and that Class B shares and Class G shares converts to Class A shares and Class T shares, respectively, after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of fee waivers or expense reimbursements. Your actual costs may be higher or lower.

CLASS A


                                ANNUAL EXPENSE RATIO
                                       1.31%

          CUMULATIVE RETURN     HYPOTHETICAL YEAR-END                                HYPOTHETICAL YEAR       ANNUAL
             BEFORE FEES AND          BALANCE BEFORE          CUMULATIVE RETURN       END BALANCE AFTER     FEES AND
 YEAR           EXPENSES             FEES AND EXPENSES      AFTER FEES AND EXPENSES    FEES AND EXPENSES    EXPENSES

  1              5.00%                  $ 9,896.25               3.69%                   $  9,772.78         $  700.75
  2             10.25%                  $10,391.06               7.52%                   $ 10,133.40         $  130.39
  3             15.76%                  $10,910.62              11.48%                   $ 10,507.32         $  135.20
  4             21.55%                  $11,456.15              15.60%                   $ 10,895.04         $  140.19
  5             27.63%                  $12,028.95              19.86%                   $ 11,297.07         $  145.36
  6             34.01%                  $12,630.40              24.29%                   $ 11,713.93         $  150.72
  7             40.71%                  $13,261.92              28.87%                   $ 12,146.17         $  156.28
  8             47.75%                  $13,925.02              33.63%                   $ 12,594.37         $  162.05
  9             55.13%                  $14,621.27              38.56%                   $ 13,059.10         $  168.03
  10            62.89%                  $15,352.33              43.67%                   $ 13,540.98         $  174.23

TOTAL GAIN BEFORE FEES AND EXPENSES     $ 5,927.33
TOTAL GAIN AFTER FEES AND EXPENSES                                                       $  4,115.98
TOTAL ANNUAL FEES AND EXPENSES                                                                               $2,063.20

CLASS B


                                ANNUAL EXPENSE RATIO
                                       2.06%

          CUMULATIVE RETURN     HYPOTHETICAL YEAR-END                                HYPOTHETICAL YEAR       ANNUAL
             BEFORE FEES AND          BALANCE BEFORE          CUMULATIVE RETURN       END BALANCE AFTER     FEES AND
 YEAR           EXPENSES             FEES AND EXPENSES      AFTER FEES AND EXPENSES    FEES AND EXPENSES    EXPENSES

 1              5.00%                  $10,500.00                   2.94%               $10,294.00           $  209.03
 2             10.25%                  $11,025.00                   5.97%               $10,596.64           $  215.17
 3             15.76%                  $11,576.25                   9.08%               $10,908.18           $  221.50
 4             21.55%                  $12,155.06                  12.29%               $11,228.89           $  228.01
 5             27.63%                  $12,762.82                  15.59%               $11,559.01           $  234.72
 6             34.01%                  $13,400.96                  18.99%               $11,898.85           $  241.62
 7             40.71%                  $14,071.00                  22.49%               $12,248.68           $  248.72
 8             47.75%                  $14,774.55                  26.09%               $12,608.79           $  256.03
 9             55.13%                  $15,513.28                  30.74%               $13,074.05           $  168.22
 10            62.89%                  $16,288.95                  35.56%               $13,556.48           $  174.43

TOTAL GAIN BEFORE FEES AND EXPENSES    $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                      $ 3,556.48
TOTAL ANNUAL FEES AND EXPENSES                                                                               $2,197.45

CLASS C

                                     ANNUAL EXPENSE RATIO
                                             2.06%

             CUMULATIVE RETURN       HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
              BEFORE FEES AND           BALANCE BEFORE         CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
YEAR             EXPENSES              FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
 1                  5.00%                  $10,500.00                 2.94%              $10,294.00     $  209.03
 2                 10.25%                  $11,025.00                 5.97%              $10,596.64     $  215.17
 3                 15.76%                  $11,576.25                 9.08%              $10,908.18     $  221.50
 4                 21.55%                  $12,155.06                12.29%              $11,228.89     $  228.01
 5                 27.63%                  $12,762.82                15.59%              $11,559.01     $  234.72
 6                 34.01%                  $13,400.96                18.99%              $11,898.85     $  241.62
 7                 40.71%                  $14,071.00                22.49%              $12,248.68     $  248.72
 8                 47.75%                  $14,774.55                26.09%              $12,608.79     $  256.03
 9                 55.13%                  $15,513.28                29.79%              $12,979.49     $  263.56
 10                62.89%                  $16,288.95                33.61%              $13,361.08     $  271.31

TOTAL GAIN BEFORE FEES AND EXPENSES        $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                       $ 3,361.08
TOTAL ANNUAL FEES AND EXPENSES                                                                          $2,389.67

CLASS G

                                     ANNUAL EXPENSE RATIO
                                             2.01%

             CUMULATIVE RETURN       HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
              BEFORE FEES AND           BALANCE BEFORE         CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
YEAR             EXPENSES              FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
 1                  5.00%                  $10,500.00                 2.99%              $10,299.00     $  204.00
 2                 10.25%                  $11,025.00                 6.07%              $10,606.94     $  210.10
 3                 15.76%                  $11,576.25                 9.24%              $10,924.09     $  216.39
 4                 21.55%                  $12,155.06                12.51%              $11,250.72     $  222.86
 5                 27.63%                  $12,762.82                15.87%              $11,587.11     $  229.52
 6                 34.01%                  $13,400.96                19.34%              $11,933.57     $  236.38
 7                 40.71%                  $14,071.00                22.90%              $12,290.38     $  243.45
 8                 47.75%                  $14,774.55                26.58%              $12,657.87     $  250.73
 9                 55.13%                  $15,513.28                31.19%              $13,118.61     $  175.28
 10                62.89%                  $16,288.95                35.96%              $13,596.13     $  181.66

TOTAL GAIN BEFORE FEES AND EXPENSES        $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                       $ 3,596.13
TOTAL ANNUAL FEES AND EXPENSES                                                                          $2,170.37

CLASS T

                                     ANNUAL EXPENSE RATIO
                                             1.36%

             CUMULATIVE RETURN       HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
              BEFORE FEES AND           BALANCE BEFORE         CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
YEAR             EXPENSES              FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
 1                  5.00%                  $ 9,896.25                 3.64%              $ 9,768.07     $  705.51
 2                 10.25%                  $10,391.06                 7.41%              $10,123.63     $  135.26
 3                 15.76%                  $10,910.62                11.32%              $10,492.13     $  140.19
 4                 21.55%                  $11,456.15                15.37%              $10,874.04     $  145.29
 5                 27.63%                  $12,028.95                19.57%              $11,269.86     $  150.58
 6                 34.01%                  $12,630.40                23.93%              $11,680.08     $  156.06
 7                 40.71%                  $13,261.92                28.44%              $12,105.23     $  161.74
 8                 47.75%                  $13,925.02                33.11%              $12,545.86     $  167.63
 9                 55.13%                  $14,621.27                37.96%              $13,002.53     $  173.73
 10                62.89%                  $15,352.33                42.98%              $13,475.83     $  180.05

TOTAL GAIN BEFORE FEES AND EXPENSES        $ 5,927.33
TOTAL GAIN AFTER FEES AND EXPENSES                                                       $ 4,050.83
TOTAL ANNUAL FEES AND EXPENSES                                                                          $2,116.04

CLASS Z

                                     ANNUAL EXPENSE RATIO
                                              1.06%

             CUMULATIVE RETURN       HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
              BEFORE FEES AND           BALANCE BEFORE         CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
YEAR             EXPENSES              FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
 1                  5.00%                  $10,500.00                 3.94%              $10,394.00     $  108.09
 2                 10.25%                  $11,025.00                 8.04%              $10,803.52     $  112.35
 3                 15.76%                  $11,576.25                12.29%              $11,229.18     $  116.77
 4                 21.55%                  $12,155.06                16.72%              $11,671.61     $  121.37
 5                 27.63%                  $12,762.82                21.31%              $12,131.47     $  126.16
 6                 34.01%                  $13,400.96                26.09%              $12,609.45     $  131.13
 7                 40.71%                  $14,071.00                31.06%              $13,106.27     $  136.29
 8                 47.75%                  $14,774.55                36.23%              $13,622.65     $  141.66
 9                 55.13%                  $15,513.28                41.59%              $14,159.39     $  147.24
 10                62.89%                  $16,288.95                47.17%              $14,717.27     $  153.05

TOTAL GAIN BEFORE FEES AND EXPENSES        $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                       $ 4,717.27
TOTAL ANNUAL FEES AND EXPENSES                                                                          $1,294.11

      12. Columbia Funds Distributor, Inc. (the Funds' distributor) and Columbia Funds Services, Inc. (the Funds' transfer agent) have changed their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.

      Sections 13 through 21 of this supplement apply only to Classes A, B, and C of the Fund.

      13. The footnotes to the table entitled "Shareholder Fees" are revised to provide that the contingent deferred sales charge ("CDSC") applicable to Class A shares applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.

      14. The section entitled "Investment Minimums" is revised in its entirety as follows:

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Please see the Statement of Additional Information for more details on investment minimums.

      15. The call-out box entitled "Choosing a Share Class" is revised in its entirety as follows:

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B AND C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

      16. The table entitled "Class A Sales Charges" is replaced in its entirety as follows:

      For Fixed Income Funds (other than Columbia Money Market Fund and Columbia Municipal Money Market Fund):

CLASS A SALES CHARGES

                                      AS A % OF                       % OF OFFERING
                                      THE PUBLIC                          PRICE
                                       OFFERING    AS A % OF YOUR      RETAINED BY
AMOUNT PURCHASED                        PRICE        INVESTMENT     FINANCIAL ADVISOR
Less than $50,000                        4.75           4.99              4.25
$50,000 to less than $100,000            4.50           4.71              4.00
$100,000 to less than $250,000           3.50           3.63              3.00
$250,000 to less than $500,000           2.50           2.56              2.25
$500,000 to less than $1,000,000         2.00           2.04              1.75
$1,000,000 or more                       0.00           0.00              0.00

     For Short-Intermediate Fixed Income Funds:

CLASS A SALES CHARGES

                                        AS A % OF THE                        % OF OFFERING PRICE
                                           PUBLIC         AS A % OF YOUR    RETAINED BY FINANCIAL
AMOUNT PURCHASED                       OFFERING PRICE       INVESTMENT             ADVISOR
Less than $100,000                          3.25               3.36                  3.00
$100,000 to less than $250,000              2.50               2.56                  2.25
$250,000 to less than $500,000              2.00               2.04                  1.75
$500,000 to less than $1,000,000            1.50               1.52                  1.25
$1,000,000 or more                          0.00               0.00                  0.00

     For Short-Term Fixed Income Funds:

CLASS A SALES CHARGES

                                             AS A % OF THE                        % OF OFFERING PRICE
                                                PUBLIC         AS A % OF YOUR    RETAINED BY FINANCIAL
AMOUNT PURCHASED                            OFFERING PRICE       INVESTMENT             ADVISOR
Less than $100,000                               1.00               1.01                  0.75
$100,000 to less than $250,000                   0.75               0.76                  0.50
$250,000 to less than $1,000,000                 0.50               0.50                  0.40
$1,000,000 or more                               0.00               0.00                  0.00

     17. The paragraph immediately following the table entitled "Class A Sales Charges" is revised in its entirety as follows:

Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

      18. The table entitled "Purchases Over $1 Million" for Class A shares is replaced in its entirety as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                            COMMISSION %
Less than $3 million                                             1.00
                                                                 ----

$3 million to less than $50 million                              0.50
$50 million or more                                              0.25

For certain group retirement plans, financial advisors will receive a 1% commission from the distributor on all purchases less than $3 million.

     19. The section entitled "Reduced Sales Charges for Larger Investments" is revised in its entirety as follows:

     A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

     B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

     -    Individual accounts

     -    Joint accounts

     -    Certain IRA accounts

     -    Certain trusts

     -    UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

     C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

    D. How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, though fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.


     20. All disclosure related to Class B Sales Charges under the section entitled "Sales Charges" is revised in its entirety as follows:

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

   For all Funds (other than the Short-Intermediate Fixed Income Funds):

Purchases of less than $50,000

CLASS B SALES CHARGES

                                                         % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD

Through first year                                             5.00
Through second year                                            4.00

Through third year                                             3.00
Through fourth year                                            3.00
Through fifth year                                             2.00
Through sixth year                                             1.00
Longer than six years                                          0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

     For Short-Intermediate Fixed Income Funds:

Purchases of less than $50,000

CLASS B SALES CHARGES

                                                       % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                          SHARES ARE SOLD
Through first year                                           3.00
Through second year                                          3.00
Through third year                                           2.00
Through fourth year                                          1.00
Through fifth year                                           0.00
Through sixth year                                           0.00
Longer than six years                                        0.00

Commission to financial advisors is 2.75%.

Automatic conversion to Class A shares occurs eight years after purchase.

     21. The instructions with respect to redemptions by systematic withdrawal plan in the table under the section "How to Sell Shares" are revised in their entirety as follows:

You may automatically sell a specified dollar amount or percentage of your account on a monthly, quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance requirement has been waived for wrap accounts. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

     Sections 22 through 28 of this supplement apply only to Classes T and G of the Fund.

     22. The footnotes to the table entitled "Shareholder Fees" are revised to provide that the contingent deferred sales charge ("CDSC") applicable to Class T shares applies only to certain Class T shares bought without an initial sales charge that are sold within 12 months of purchase.

      23. The section entitled "Investment Minimums" is revised in its entirety as follows:

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Please see the Statement of Additional Information for more details on investment minimums.

      24. The paragraph immediately following the table entitled "Class T Sales Charges" is revised in its entirety as follows:

Class T shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class T share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

     25. For all Funds, the table entitled "Purchases Over $1 Million" for Class T shares is replaced in its entirety as follows:

PURCHASE OVER $1 MILLION

AMOUNT PURCHASED                                                COMMISSION %
Less than $3 million                                               1.00
$3 million to less than $50 million                                0.50
$50 million or more                                                0.25

For certain group retirement plans, financial advisors will receive a 1% commission from the distributor on all purchases less than $3 million.

      26. The section entitled "Reduced Sales Charges for Larger Investments" is revised in its entirety as follows

      A. WHAT ARE THE PRINCIPAL WAYS TO OBTAIN A BREAKPOINT DISCOUNT?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class T shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class T shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

     B. WHAT ACCOUNTS ARE ELIGIBLE FOR BREAKPOINT DISCOUNTS?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:


     -    Individual accounts

     -    Joint accounts

     -    Certain IRA accounts

     -    Certain trusts

     -    UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

     How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent,

Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

     How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, though fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

     27. Under the section entitled "Sales Charges," the "Class G Sales Charges" table is revised in its entirety as follows:

     Purchases of less than $50,000

CLASS G SALES CHARGES

                                                    % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                       SHARES ARE SOLD
Through first year                                       5.00
Through second year                                      4.00
Through third year                                       4.00
Through fourth year                                      4.00
Through fifth year                                       3.00
Through sixth year                                       2.00
Through seventh year                                     1.00
Longer than seven years                                  0.00

     28. The instructions with respect to redemptions by systematic withdrawal plan in the table under the section "How to Sell Shares" are revised in their entirety as follows:

You may automatically sell a specified dollar amount or percentage of your account on a monthly, quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance requirement has been waived for wrap accounts. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

     Section 29 of this supplement applies only to Class Z of the Fund.

     29. The section entitled "Eligible Investors" is revised in its entirety as follows:

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.

IMPORTANT THINGS TO CONSIDER WHEN DECIDING ON A CLASS OF SHARES:

Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.

Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by an intermediary. Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.

Eligible Investors and their applicable investment minimums are as follows:

No minimum initial investment

- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

- Any group retirement plan, including defined benefit and defined contribution plans such as: 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of a Fund's transfer agent;

- Any investor purchasing through a Columbia Management Group state tuition plan organized under Section 529 of the Internal Revenue Code; or

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

$1,000 minimum initial investment

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (CMD) (i) who holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by CMD;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by CMD;

- Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;

- Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $1,000 minimum investment requirement);

- Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; or

- Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.

The Funds reserve the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Funds also reserve the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

[ORDER #]                                                                [DATE]

Columbia Large Cap Core Fund            Prospectus, February 1, 2005

Class A, B and C Shares

Advised by Columbia Management Advisors, Inc.

                                TABLE OF CONTENTS

THE FUND                                   2

Investment Goal.........................   2
Principal Investment Strategies.........   2
Principal Investment Risks..............   2
Performance History.....................   3
Your Expenses...........................   6

YOUR ACCOUNT                               8

How to Buy Shares.......................   8
Sales Charges...........................   9
How to Exchange Shares..................  14
How to Sell Shares......................  14
Fund Policy on Trading of Fund Shares...  15
Distribution and Service Fees...........  16
Other Information About Your Account....  17

MANAGING THE FUND                         20

Investment Advisor......................  20
Portfolio Managers......................  20

FINANCIAL HIGHLIGHTS                      21

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  Not FDIC    May Lose Value
   Insured

             No Bank Guarantee

The Fund

INVESTMENT GOAL

The Fund seeks to provide a relatively high total return through long-term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, primarily common stocks, of U.S. companies with large market capitalizations (generally over $2 billion) that the Fund's investment advisor believes offer attractive return potential from stock price appreciation and dividends. The advisor focuses on stocks which are believed to be attractively priced relative to expectations for the future performance of the issuing company.

      A company's market capitalization is the price of a share of its stock, multiplied by the number of shares held by investors.

The Fund will sell a portfolio security when, as a result of changes in the economy, the advisor believes that holding the security is no longer consistent with the Fund's investment goal. A security may also be sold as a result of an actual or expected deterioration in the performance of the security or in the financial condition of the issuer of the security.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds. Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges./ /The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for one year, five years and ten years./ /The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

      UNDERSTANDING PERFORMANCE

      Calendar Year Total Returns show the Fund's Class A share performance for each of the last ten complete calendar years./ /They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

      Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both fund expenses and current sales charges.

      The Fund's returns are compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held large-capitalization U.S. stocks. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

Calendar Year Total Returns (Class A)/(1)/

                                     [CHART]

 1995    1996    1997    1998   1999    2000   2001    2002    2003    2004
-----   -----   -----   -----  -----   -----  -----   ------   -----   -----
29.34%  19.85%  29.19%  15.86%  6.98%  3.86%  -5.85%  -24.97%  22.14%  5.73%

                                For the periods shown in bar chart:
                                Best quarter: 4th quarter 1998, +20.82%
                                Worst quarter: 3rd quarter 2002, -19.00%

(1) The calendar year total returns shown for Class A shares for periods prior to December 9, 2002, the date on which Class A shares were initially offered by the Fund, include the returns of Prime A Shares of the Galaxy Growth & Income Fund (the Galaxy Fund), the predecessor to the Fund. The returns shown for Class A shares also include the returns of Retail A Shares for periods prior to the inception of Prime A Shares of the Galaxy Fund (November 1, 1998). Class A shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class A shares exceed expenses paid by Retail A Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns -- for periods ended December 31, 2004

                                                               1 Year  5 Years     10 Years
                                                               ------  -------     --------
Class A (%)
  Return Before Taxes                                          -0.34   -2.24/(1)/   8.29/(1)/
  Return After Taxes on Distributions                          -0.83   -2.85/(1)/   6.54/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   0.42   -2.02/(1)/   6.48/(1)/
                                                               -----   -----       -----
Class B (%)
  Return Before Taxes                                          -0.17   -2.15/(1)/   8.43/(1)/
  Return After Taxes on Distributions                          -0.67   -2.70/(1)/   6.75/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   0.54   -1.90/(1)/   6.68/(1)/
                                                               -----   -----       -----
Class C (%)
  Return Before Taxes                                           4.00   -1.79/(1)/   8.43/(1)/
  Return After Taxes on Distributions                           3.50   -2.34/(1)/   6.76/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   3.26   -1.60/(1)/   6.69/(1)/
                                                               -----   -----       -----
S&P 500 Index (%)                                              10.88   -2.30       12.07

(1) The returns for Class A and Class B shares include the returns of Prime A Shares (for Class A shares) and Prime B Shares (for Class B shares) of the Galaxy Fund for periods prior to December 9, 2002, the date on which Class A and Class B shares were initially offered by the Fund. The returns shown for Class A shares and Class B shares also include the returns of Retail A Shares of the Galaxy Fund (adjusted, as necessary, to reflect the sales charge applicable to Class A shares and Class B shares, respectively) for periods prior to the date of inception of Prime A and Prime B Shares (November 1, 1998). Class A and Class B shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although returns would have been lower to the extent that expenses for Class A and Class B shares exceed expenses paid by Retail A Shares. The returns shown for Class C shares include the returns of Prime B Shares of the Galaxy Fund (adjusted to reflect the sales charge applicable to Class C shares) for periods prior to December 9, 2002, the date on which Class C shares were initially offered. The returns shown for Class C shares also include the returns of Retail A Shares of the Galaxy Fund (adjusted to reflect the sales charges applicable to Class C shares) for periods prior to the inception of Prime B Shares (November 1, 1998). Class C shares generally would have had substantially similar returns to Retail A and Prime B Shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class C shares exceed expenses paid by Retail A and Prime B Shares. Retail A Shares were initially offered on February 12, 1993.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

      UNDERSTANDING EXPENSES

      Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

      Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

      Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

      - $10,000 initial investment
      - 5% total return for each year
      - Fund operating expenses remain the same
      - Reinvestment of all dividends and distributions
      - Class B shares convert to Class A shares after eight years

Shareholder Fees/(1) /(paid directly from your investment)

                                                                       Class A     Class B    Class C
                                                                       -------     -------    -------
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                 5.75        0.00       0.00
                                                                        ----        ----       ----
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)   1.00/(2)/   5.00       1.00
                                                                        ----        ----       ----
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                         /(3)/       /(3)/      /(3)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase. (

(3) There is a $7.50 charge for wiring sale proceeds to your bank.

Annual Fund Operating Expenses (deducted directly from Fund assets)

                                           Class A     Class B   Class C
                                           -------     -------   -------
Management fees/(1)/ (%)                    0.77         0.77      0.77
                                            ----         ----      ----
Distribution and service (12b-1) fees (%)   0.25/(3)/    1.00      1.00
                                            ----         ----      ----
Other expenses/(2)/ (%)                     0.29         0.29      0.29
                                            ----         ----      ----
Total annual fund operating expenses/ /(%)  1.31         2.06      2.06

(1) The Fund pays a management fee of 0.70% and an administration fee of 0.07%. Management fees have been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

(2) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

(3) The Fund may pay distribution and service (12b-1) fees of up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.25% for shareholder services and up to 0.10% for distribution services), but will limit such fees to an aggregate fee of not more than 0.25% during the current fiscal year.

Example Expenses (your actual costs may be higher or lower)

Class                              1 Year  3 Years  5 Years  10 Years
-----                              ------  -------  -------  --------
Class A                             $701    $966    $1,252    $2,063
                                    ----    ----    ------    ------
Class B: did not sell your shares   $209    $646    $1,108    $2,197
         sold all your shares at
         the end of the period      $709    $946    $1,308    $2,197
                                    ----    ----    ------    ------
Class C: did not sell your shares   $209    $646    $1,108    $2,390
         sold all your shares at
         the end of the period      $309    $646    $1,108    $2,390

Your Account

HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

INVESTMENT MINIMUMS
Initial Minimums:
Initial Investment.......................................... $1,000
Automatic Investment Plan................................... $   50
Retirement Plan............................................. $   25

      The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Outlined below are the various options for buying shares:

Method             Instructions
------             ------------
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York
                   Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the
                   purchase for you.

By check           For new accounts, send a completed application and check
(new account)      made payable to the Fund to the transfer agent, Columbia
                   Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                   Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging shares you own in a
                   different fund distributed by Columbia Funds Distributor,
                   Inc. for shares of the same class (and, in some cases,
                   certain other classes) of the Fund at no additional cost.
                   There may be an additional sales charge if exchanging from a money market fund. To exchange by telephone, call
                   1-800-422-3737.

By wire You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 for wiring instructions.

By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the
                   appropriate section of the application.

Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar   You may purchase shares of the Fund for your account by cost
averaging          exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is
                   sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                   $100 minimum) by calling 1-800-345-6611. There may be an
                   additional sales charge if exchanging from a money market
                   fund. Be sure to complete the appropriate section of the
                   account application for this feature.

By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares (and, in some
                   cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if
                   exchanging from a money market fund. To invest your dividends in the Fund, call 1-800-345-6611.

SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.

      CHOOSING A SHARE CLASS

      The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

      The Fund also offers three additional classes of shares -- Class T, G and Z shares exclusively to certain institutional and other investors through separate prospectuses.

Class A shares Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

Class A Sales Charges

                                                           % of offering
                                   As a % of                   price
                                   the public    As a %     retained by
                                    offering    of your      financial
Amount purchased                     price     investment     advisor
----------------                   ----------  ----------  -------------
Less than $ 50,000                    5.75        6.10         5.00
                                      ----        ----         ----
$ 50,000 to less than $ 100,000       4.50        4.71         3.75
                                      ----        ----         ----
$ 100,000 to less than $250,000       3.50        3.63         2.75
                                      ----        ----         ----
$ 250,000 to less than $500,000       2.50        2.56         2.00
                                      ----        ----         ----

$ 500,000 to less than $1,000,000     2.00        2.04         1.75
                                      ----        ----         ----
$1,000,000 or more                    0.00        0.00         0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

 Purchases Over $1 Million

Amount purchased                     Commission %
----------------                     ------------
Less than $3 million                     1.00
                                         ----
$3 million to less than $5 million       0.80
                                         ----
$5 million to less than $25 million      0.50
                                         ----
$25 million or more                      0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

      UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

      Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.

Reduced Sales Charges for Larger Investments

  A. What are the principal ways to obtain a breakpoint discount?
There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

Statement of Intent You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.

  B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

   - Individual accounts

   - Joint accounts

   - Certain IRA accounts

   - Certain trusts

   - UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.

  C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.

  D. How can I obtain more information about breakpoint discounts?

Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

Class B shares Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

Purchases of less than $250,000

 Class B Sales Charges

                              % deducted when
Holding period after purchase shares are sold
Through first year             5.00

Through second year            4.00

Through third year             3.00

Through fourth year            3.00

Through fifth year             2.00

Through sixth year             1.00

Longer than six years          0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the period during which a CDSC would apply when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation (as described above) apply, so that if the combined value of the eligible Fund accounts in all classes maintained by you and each member of your immediate family (as defined above), together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to a lower CDSC and the applicable reduced holding period, provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. This Class B share discount program for larger purchases (as further described in the charts below) is not applicable to Class B shares received by former Galaxy Fund Prime B shareholders in connection with the reorganization of the former Galaxy Fund. Purchases of $250,000 to less than $500,000:

Class B Sales Charges

                              % deducted when
Holding period after purchase shares are sold
Through first year               3.00

Through second year              2.00

Through third year               1.00

Longer than three years          0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

Purchases of $500,000 to less than $1 million:

 Class B Sales Charges

                              % deducted when
Holding period after purchase shares are sold
Through first year                 3.00

Through second year                2.00

Through third year                 1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or to a financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

Class C shares Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

Class C Sales Charges

                              % deducted when
Holding period after purchase shares are sold
Through first year                 1.00

Longer than one year               0.00

HOW TO EXCHANGE SHARES

You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

Outlined below are the various options for selling shares:

Method             Instructions
------             ------------
Through your       You may call your financial advisor to place your sell
financial advisor  order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                   close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees for executing a redemption for you.

By exchange You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class
                   (and, in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at no additional cost. To exchange by telephone, call
                   1-800-422-3737.

By telephone       You or your financial advisor may sell shares of the Fund
                   by telephone and request that a check be sent to your
                   address of record by calling 1-800-422-3737, unless you
                   have notified the Fund of an address change within the
                   previous 30 days. The dollar limit for telephone sales is $
                   100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.

By mail You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions.
                   Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                   1-800-345-6611.

                   Mail your letter of instruction to Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

By systematic      You may automatically sell a specified dollar amount or
withdrawal plan    percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                   available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                   Be sure to complete the appropriate section of the account application for this feature.

By electronic      You may sell shares of the Fund and request that the
funds transfer     proceeds be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your

                   request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with regard to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

DISTRIBUTION AND SERVICE FEES

Rule 12b-1 Plan The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The Fund's Board of Trustees currently limits total payments under the Rule 12b-1 plan for Class A shares to 0.25% annually. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account--Sales Charges" for the conversion schedule applicable to Class B shares.

Additional Intermediary Compensation In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.

OTHER INFORMATION ABOUT YOUR ACCOUNT

How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for any class of shares offered by the Fund.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

Types of Distributions

Dividends      Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.

Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

      UNDERSTANDING FUND DISTRIBUTIONS

      The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Distribution Options The Fund distributes any dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

Distribution Options

    Reinvest all distributions in additional shares of your current fund

    Reinvest all distributions in shares of another fund

    Receive dividends in cash (see options below) and reinvest capital gains

    Receive all distributions in cash (with one of the following options):

  -  send the check to your address of record
  -  send the check to a third party address
  -  transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

Managing the Fund

INVESTMENT ADVISOR

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.75% of average daily net assets of the Fund.

PORTFOLIO MANAGERS

Sean P. Wilson is a co-manager for the Fund and has co-managed the Fund since October, 2003. Mr. Wilson has been associated with Columbia Management or its predecessors since June, 2003. Prior to joining Columbia Management in June, 2003, Mr. Wilson was managing director, director of equity research and senior portfolio manager at Rockefeller & Company.

Michael R. Pelosi is a co-manager for the Fund and has co-managed the Fund since October, 2003. Mr. Pelosi has been associated with Columbia Management or its predecessors since 1986.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last six fiscal periods since inception, which run from October 1 to September 30, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the year ended September 30, 2004, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 and the years ended October 31, 2002, 2001, 2000 and 1999, has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

                                          Year ended   Period ended
                                         September 30, September 30,               Year ended October 31,
                                           2004/(a)/   2003/(b)(c)/      2002         2001          2000      1999/(d)/
                                            Class A       Class A       Class A      Class A       Class A    Class A
                                         ------------- ------------- ------------ ------------- ----------- -----------
Net asset value --
Beginning of period ($)                  11.22            10.08       12.74        16.41         16.00       14.88

 Income from Investment Operations ($):
   Net investment income (loss)             --/(e)(f)/     0.03/(e)/   0.03/(e)/    0.02          0.04        0.11/(e)/
   Net realized and unrealized gain
    (loss) on investments                 0.80             1.16       (2.23)       (2.38)         1.34        2.03
                                         -----            -----       -----        -----         -----       -----
  Total from Investment Operations        0.80             1.19       (2.20)       (2.36)         1.38        2.14
                                         -----            -----       -----        -----         -----       -----
Less Distributions Declared
to Shareholders ($):
   From net investment income            (0.01)           (0.05)      (0.02)       (0.03)        (0.06)      (0.11)
   In excess of net investment income       --               --          --           --/(f)/--     --
   From net realized gains                  --               --       (0.44)       (1.28)        (0.91)      (0.91)
                                         -----            -----       -----        -----         -----       -----
  Total Distributions Declared to
   Shareholders                          (0.01)           (0.05)      (0.46)       (1.31)        (0.97)      (1.02)
                                         -----            -----       -----        -----         -----       -----
Net asset value --
End of period ($)                        12.01            11.22       10.08        12.74         16.41       16.00
                                         -----            -----       -----        -----         -----       -----
  Total return (%)/(g)/                   7.09/(h)/       11.82/(i)/ (18.14)/(h)/ (15.34)/(h)/    9.27/(h)/  14.81/(h)/
                                         -----            -----       -----        -----         -----       -----
Ratios to Average Net Assets/
Supplemental Data (%):
   Expenses/(j)/                          1.35             1.48/(k)/   1.28         1.19          1.14        1.15
   Net investment income (loss)/(j)/     (0.02)            0.37/(k)/   0.25         0.22          0.30        0.66
   Waiver/reimbursement                     --/(l)/          --        0.24         0.03          0.10        0.15
  Portfolio turnover rate (%)              115               55/(i)/     13           19            42          20
  Net assets, end of period (000' s) ($) 9,304            7,570          15           60           156         150

(a) On October 13, 2003, the Liberty Large Cap Core Fund was renamed the Columbia Large Cap Core Fund.

(b)  The Fund changed its fiscal year end from October 31 to September 30.

(c) On December 9, 2002, the Galaxy Growth & Income Fund, Prime A shares were redesignated Liberty Large Cap Core Fund, Class A shares.

(d)  The Fund began offering Prime A shares on November 1, 1998.

(e) Per share data was calculated using average shares outstanding during the period.

(f)  Rounds to less than $0.01 per share.

(g) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(h) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

                                               Year ended   Period ended
                                              September 30, September 30,               Year ended October 31,
                                                2004/(a)/   2003/(b)(c)/     2002          2001        2000
                                                 Class B       Class B      Class B      Class B     Class B
                                              ------------- ------------ ------------ ------------ -----------
Net asset value --
Beginning of period ($)                         10.99         9.90        12.59        16.32        15.97
                                                -----        -----        -----        -----        -----
Income from Investment Operations ($):
   Net investment loss                          (0.09)/(e)/  (0.04)/(e)/  (0.06)/(e)/  (0.07)       (0.07)
   Net realized and unrealized gain (loss) on
    investments                                  0.78         1.14        (2.19)       (2.38)        1.33
                                                -----        -----        -----        -----        -----
   Total from Investment Operations              0.69         1.10        (2.25)       (2.45)        1.26
                                                -----        -----        -----        -----        -----
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                      --        (0.01)          --           --           --
   From net realized capital gains                 --           --        (0.44)       (1.28)       (0.91)

                                                -----        -----       ------       ------        -----
  Total Distributions Declared to
   Shareholders                                    --        (0.01)       (0.44)       (1.28)       (0.91)
                                                -----        -----       ------       ------        -----
Net asset value --
End of period ($)                               11.68        10.99         9.90        12.59        16.32
                                                -----        -----       ------       ------        -----
  Total return (%)/(f)/                          6.28/(g)/   11.12/(h)/  (18.75)/(g)/ (15.95)/(g)/   8.38/(g)/
                                                -----        -----       ------       ------        -----
 Ratios to average net assets/Supplemental
 Data (%):
   Expenses/(i)/                                 2.09         2.19/(j)/    2.02         1.96         1.89
   Net investment loss/(i)/                     (0.76)       (0.38)/(j)/  (0.49)       (0.55)       (0.45)
   Waiver/reimbursement                            --/(k)/      --         0.02         0.04         0.18
  Portfolio turnover rate (%)                     115           55/(h)/      13           19           42
  Net assets, end of period (000's) ($)         3,425        1,755           55          109          129

                                               1999/(d)/
                                                Class B
                                               ---------
Net asset value --
Beginning of period ($)                          14.88
                                                 -----
 Income from Investment Operations ($):
   Net investment loss                           (0.01)/(e)/
   Net realized and unrealized gain (loss) on
    investments                                   2.03
                                                 -----
   Total from Investment Operations               2.02
                                                 -----
Less Distributions Declared
to Shareholders ($):
   From net investment income                    (0.02)
   From net realized capital gains               (0.91)
                                                 -----
  Total Distributions Declared to
   Shareholders                                  (0.93)
                                                 -----
 Net asset value --
 End of period ($)                               15.97
                                                 -----
  Total return (%)/(f)/                          13.98/(g)/
                                                 -----
 Ratios to average net assets/Supplemental
 Data (%):
   Expenses/(i)/                                  1.90
   Net investment loss/(i)/                      (0.09)
   Waiver/reimbursement                           0.27
  Portfolio turnover rate (%)                       20
  Net assets, end of period (000's) ($)            129

(a) On October 13, 2003, the Liberty Large Cap Core Fund was renamed the Columbia Large Cap Core Fund.

(b)  The Fund changed its fiscal year end from October 31 to September 30.

(c) On December 9, 2002, the Galaxy Growth & Income Fund, Prime B shares were redesignated Liberty Large Cap Core Fund, Class B shares.

(d)  The Fund began offering Prime B shares on November 1, 1998.

(e) Per share data was calculated using average shares outstanding during the period.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

                                                      Year ended    Period ended
                                                     September 30,  September 30,
                                                       2004/(a)/    2003/(b)(c)/
                                                       Class C         Class C
                                                     -------------  -------------
Net Asset Value --
Beginning of Period ($)                                10.99          10.21
                                                       -----          -----
Income from Investment Operations:
   Net investment loss/(d)/                            (0.09)         (0.04)
   Net realized and unrealized gain on investments      0.78           0.83
                                                       -----          -----
  Total from Investment Operations                      0.69           0.79
                                                       -----          -----
 Less Distributions Declared
 to Shareholders:
   From net investment income                             --          (0.01)
   Net Asset Value --
   End of Period ($)                                   11.68          10.99
                                                       -----          -----
  Total Return/(e)/ (%)                                 6.28/(f)/      7.74/(g)/
                                                       -----          -----
 Ratios to Average Net Assets/
 Supplemental Data (%):
   Expenses/(h)/                                        2.09           2.18/(i)/
   Net investment loss/(h)/                            (0.74)         (0.42)/(i)/
   Waiver/reimbursement                                   --/(j)/        --
  Portfolio turnover rate                                115             55/(g)/
  Net assets, end of period (000's) ($)                  345            223

(a) On October 13, 2003, the Liberty Large Cap Core Fund was renamed the Columbia Large Cap Core Fund.

(b)  The Fund changed its fiscal year end from October 31 to September 30.

(c) Class C shares were initially offered on December 9, 2002. Per share data and total return reflect activity from that date.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

FOR MORE INFORMATION

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus. The Statement of Additional Information and the Fund's website (www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Columbia Funds Trust XI:811-4978

-  Columbia Large Cap Core Fund

[LOGO] ColumbiaFunds

                A Member of Columbia Management Group

                (C)2005 Columbia Funds Distributor, Inc.

                One Financial Center, Boston, MA 02111-2621

                800.426.3750 www.columbiafunds.com



                                                              701-01 / 056U-1204

Columbia Large Cap Core Fund                        Prospectus, February 1, 2005
--------------------------------------------------------------------------------
Class Z Shares

Advised by Columbia Management Advisors Inc.

--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                  2

Investment Goal.........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  2
Performance History.....................  3
Your Expenses...........................  5

YOUR ACCOUNT                              6

How to Buy Shares.......................  6
Eligible Investors......................  7
Sales Charges...........................  8
How to Exchange Shares..................  8
How to Sell Shares......................  8
Fund Policy on Trading of Fund Shares...  9
Intermediary Compensation............... 10
Other Information About Your Account.... 11

MANAGING THE FUND                        14

Investment Advisor...................... 14
Portfolio Managers. .................... 14

FINANCIAL HIGHLIGHTS                     15

Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

----------------------------------
      Not FDIC   May Lose Value
       Insured  ------------------
                 No Bank Guarantee

The Fund

INVESTMENT GOAL

The Fund seeks to provide a relatively high total return through long-term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, primarily common stocks, of U.S. companies with large market capitalizations (generally over $2 billion) that the Fund's investment advisor believes offer attractive return potential from stock price appreciation and dividends. The advisor focuses on stocks which are believed to be attractively priced relative to expectations for the future performance of the issuing company.

      A company's market capitalization is the price of a share of its stock, multiplied by the number of shares held by investors.

The Fund will sell a portfolio security when, as a result of changes in the economy, the advisor believes that holding the security is no longer consistent with the Fund's investment goal. A security may also be sold as a result of an actual or expected deterioration in the performance of the security or in the financial condition of the issuer of the security.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds. Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares./ /The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for one year, five years and ten years./ /The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

      UNDERSTANDING PERFORMANCE

      Calendar Year Total Returns show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

      Average Annual Total Returns are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

      The Fund's returns are compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held large-capitalization U.S. stocks. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

Calendar Year Total Returns (Class Z)/(1)/

                                     [CHART]

 1995    1996    1997    1998   1999   2000    2001    2002     2003     2004
------  ------  ------  ------  -----  -----  ------  -------  ------   ------
 29.67%  20.20%  29.66%  15.96%  7.09%  3.95%  -5.56%  -24.86%  22.83%    5.94%

                       For the periods shown in bar chart:
                       Best quarter: 4th quarter 1998, +20.76%
                       Worst quarter: 3rd quarter 2002, -18.91%

(1) The calendar year total returns shown include returns of Trust Shares of the Galaxy Growth & Income Fund (the Galaxy Fund), the predecessor to the Fund, for periods prior to December 9, 2002, the date on which Class Z shares were initially offered by the Fund, and returns of Trust Shares of a separate portfolio of the Shawmut Funds (the "Shawmut Funds"), the predecessor to the Galaxy Fund, for periods prior to December 4, 1995. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns -- for periods ended December 31, 2004

                                                               1 Year 5 Years     10 Years
Class Z (%)
  Return Before Taxes                                            5.94  -0.82/(1)/    9.19/(1)/
  Return After Taxes on Distributions                            5.42  -1.49/(1)/    7.36/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares    4.55  -0.86/(1)/    7.25/(1)/
                                                               ------  -----        -----
S&P 500 Index (%)                                               10.88  -2.30        12.07

(1) The average annual total returns shown include returns of Trust Shares of the Galaxy Fund for periods prior to December 9, 2002, the date on which Class Z shares were initially offered by the Fund, and returns of Trust Shares of the Shawmut Fund (whose shares were initially offered on December 14, 1992), for periods prior to December 14, 1995.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

      UNDERSTANDING EXPENSES

      Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

      Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

      -     $10,000 initial investment

      -     5% total return for each year

      -     Fund operating expenses remain the same

      -     Reinvestment of all dividends and distributions

Shareholder Fees/(1) /(paid directly from your investment)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                0.00
                                                                       ----
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  0.00
                                                                       ----
Redemption fee (%)
  (as a percentage of amount redeemed, if applicable)                  /(2)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) There is a $7.50 charge for wiring sale proceeds to your bank. Annual Fund Operating Expenses (deducted directly from Fund assets)

Management fees/(1)/ (%)                                     0.77
                                                             ----
Distribution and service (12b-1) fees (%)                    0.00
                                                             ----
Other expenses/(2)/ (%)                                      0.29
                                                             ----
Total annual fund operating expenses (%)                     1.06

(1) The Fund pays a management fee of 0.70% and an administration fee of 0.07%. Management fees have been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

(2) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

Example Expenses (your actual costs may be higher or lower)

1 Year  3 Years  5 Years  10 Years
$  108  $   337  $   585  $  1,294

Your Account

HOW TO BUY SHARES

When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect you order. For example, "good form" may mean that you have properly placed your order with Columbia Funds Services, Inc., or your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

Outlined below are the various options for buying shares:

Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                   your request prior to the close of regular trading on the
                   New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                   time. Your financial advisor may charge you fees for
                   executing the purchase for you.

By check           For new accounts, send a completed application and check
(new account)      made payable to the Fund to Columbia Funds Services, Inc.,
                   P.O. Box 8081, Boston, MA 02266-8081.

By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and
                   account number with a check made payable to the Fund to
                   Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                   02266-8081.

By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging shares you own in a
                   different fund distributed by Columbia Funds Distributor,
                   Inc. for shares of the same class of the Fund at no
                   additional cost. To exchange by telephone, call
                   1-800-422-3737. Please see "How to Exchange Shares" for
                   more information.

By wire You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 for wiring instructions.

By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                   prior to your telephone request. Be sure to complete the
                   appropriate section of the application.

Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of
                   the application for this feature.

Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is
                   sufficient to complete the transfers. You may terminate
                   your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.

By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares of the Fund at
                   no additional sales charge. To invest your dividends in the
                   Fund, call 1-800-345-6611.

ELIGIBLE INVESTORS

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

      - Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by Columbia Funds Distributor, Inc.;

      - Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Funds Distributor, Inc.; and

      - Any employee (or family member of an employee) of the former FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment

      - Clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and

      - Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

      - Any client of Fleet National Bank or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet National Bank or the subsidiary);

      - A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from Columbia Funds Distributor, Inc. or through a third-party broker-dealer;

      - Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

      - Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $50 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

SALES CHARGES

Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

      CHOOSING A SHARE CLASS

      The Fund offers one class of shares in this prospectus -- Class Z.

      The Fund also offers five additional classes of shares -- Class A, B, C, T and G shares are available through separate prospectuses. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

HOW TO EXCHANGE SHARES

You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES

You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

Outlined below are the various options for selling shares:

Method            Instructions
Through your      You may call your financial advisor to place your sell
financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                  close of regular trading on the NYSE, usually 4:00 p.m.
                  Eastern time. Your financial advisor may charge you fees
                  for executing a redemption for you.

By exchange       You or your financial advisor may sell shares of the Fund
                  by exchanging from the Fund into Class Z shares or Class A shares (only if Class Z is not offered) of another fund
                  distributed by Columbia Funds Distributor, Inc. at no
                  additional cost. To exchange by telephone, call
                  1-800-422-3737.

By telephone      You or your financial advisor may sell shares of the Fund
                  by telephone and request that a check be sent to your
                  address of record by calling 1-800-422-3737, unless you
                  have notified the Fund of an address change within the
                  previous 30 days. The dollar limit for telephone sales is
                  $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.

By mail You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion
                  Signature Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.
                  Mail your letter of instruction to Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

By systematic     You may automatically sell a specified dollar amount or
withdrawal plan   percentage of your account on a monthly, quarterly or
                  semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and
                  capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

By electronic     You may sell shares of the Fund and request that the
funds transfer    proceeds be electronically transferred to your bank.
                  Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                  request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

INTERMEDIARY COMPENSATION

The distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.

OTHER INFORMATION ABOUT YOUR ACCOUNT

How the Fund's Share Price is Determined The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for any class of shares offered by the Fund.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

Types of Distributions

      Dividends     Represents interest and dividends earned from securities
                    held by the Fund, net of expenses incurred by the Fund.

      Capital gains Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

            UNDERSTANDING FUND DISTRIBUTIONS

            The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Distribution Options The Fund distributes any dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

     Distribution Options

        Reinvest all distributions in additional shares of your current fund

        Reinvest all distributions in shares of another fund

        Receive dividends in cash (see options below) and reinvest capital gains

        Receive all distributions in cash (with one of the following options):

    -       send the check to your address of record

    -       send the check to a third party address

    -       transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

Managing the Fund

INVESTMENT ADVISOR

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of Fleet Boston Financial Corporation. Effective April 1, 2004, Fleet Boston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.75% of average daily net assets of the Fund.

PORTFOLIO MANAGER

Sean P. Wilson is a co-manager for the Fund and has co-managed the Fund since October, 2003. Mr. Wilson has been associated with Columbia Management or its predecessors since June, 2003. Prior to joining Columbia Management in June, 2003, Mr. Wilson was managing director, director of equity research and senior portfolio manager at Rockefeller & Company.

Michael R. Pelosi is a co-manager for the Fund and has co-managed the Fund since October, 2003. Mr. Pelosi has been associated with Columbia Management or its predecessors since 1986.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the last six fiscal periods, which run from October 1 to September 30, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the year ended September 30, 2004 have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 and the years ended October 31, 2002, 2001, 2000 and 1999, has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

The Fund

                                               Year ended     Period ended
                                              September 30,   September 30,                 Year ended October 31,
                                                2004/(a)/     2003/(b)(c)/     2002           2001          2000
                                                 Class Z         Class Z      Class Z       Class Z        Class Z
                                              -------------   -------------   -------       -------        -------
Net asset value --
Beginning of period ($)                            11.25           10.11        12.77         16.43          16.02
                                                 -------         -------      -------       -------        -------
Income from Investment Operations ($):
  Net investment income                             0.03/(d)/       0.08/(d)/    0.07/(d)/     0.06           0.08
  Net realized and unrealized gain (loss)
   on investments                                   0.79            1.15        (2.23)        (2.39)          1.32
                                                 -------         -------      -------       -------        -------
  Total from Investment Operations                  0.82            1.23        (2.16)        (2.33)          1.40
                                                 -------         -------      -------       -------        -------
Less Distributions Declared to Shareholders
($):
  From net investment income                       (0.02)          (0.09)       (0.06)        (0.05)         (0.08)
  In excess of net investment income                  --              --           --            --/(e)/        --/(e)/
  From net realized gains                             --              --        (0.44)        (1.28)         (0.91)
                                                 -------         -------      -------       -------        -------
Total Distributions Declared to Shareholders       (0.02)          (0.09)       (0.50)        (1.33)         (0.99)
                                                 -------         -------      -------       -------        -------
Net asset value -- End of period ($)               12.05           11.25        10.11         12.77          16.43
                                                 -------         -------      -------       -------        -------
Total return (%)/(f)/                               7.28/(g)/      12.20/(h)/  (17.85)/(g)/  (15.12)          9.38
                                                 -------         -------      -------       -------        -------
Ratios to Average Net Assets/Supplemental
Data (%):
  Expenses/(i)/                                     1.07            1.03/(j)/    0.97          0.97           1.00
  Net investment income/(i)/                        0.26            0.89/(j)/    0.56          0.44           0.44
  Waiver/reimbursement                                --/(k)/         --         0.03            --             --
Portfolio turnover rate (%)                          115              55/(h)/      13            19             42
Net assets, end of period (000's) ($)            175,124         190,195      340,496       460,302        678,398

                                               1999
                                              Class Z
                                              -------
Net asset value --
Beginning of period ($)                         14.90
                                              -------
Income from Investment Operations ($):
  Net investment income                          0.13/(d)/
  Net realized and unrealized gain (loss)
   on investments                                2.02
                                              -------
  Total from Investment Operations               2.15
                                              -------
Less Distributions Declared to Shareholders
($):
  From net investment income                    (0.12)
  In excess of net investment income               --
  From net realized gains                       (0.91)
                                              -------
Total Distributions Declared to Shareholders    (1.03)
                                              -------
Net asset value -- End of period ($)            16.02
                                              -------
Total return (%)/(f)/                           14.85
                                              -------
Ratios to Average Net Assets/Supplemental
Data (%):
  Expenses/(i)/                                  1.05
  Net investment income/(i)/                     0.76
  Waiver/reimbursement                             --
Portfolio turnover rate (%)                        20
Net assets, end of period (000's) ($)         309,106

(a) On October 13, 2003, the Liberty Large Cap Core Fund was renamed the Columbia Large Cap Core Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) On December 9, 2002, the Galaxy Growth & Income Fund, Trust shares were redesignated Liberty Large Cap Core Fund, Class Z shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e)   Rounds to less than $0.01 per share.

(f)   Total return at net asset value assuming all distributions reinvested.

(g) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)   Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

(k)   Rounds to less than 0.01%.

FOR MORE INFORMATION

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus. The Statement of Additional Information and the Fund's website (www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:
Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

      Investment Company Act file number:

      Columbia Funds Trust XI: 811-4978

      Columbia Large Cap Core Fund

LOGO

                                                                701-01/057U-1204

Columbia Large Cap Core Fund            Prospectus, February 1, 2005

Class T and G Shares

Advised by Columbia Management Advisors, Inc.

TABLE OF CONTENTS

THE FUND                                     2

Investment Goal.........................     2
Principal Investment Strategies.........     2
Principal Investment Risks..............     2
Performance History.....................     3
Your Expenses...........................     5

YOUR ACCOUNT                                 7

How to Buy Shares.......................     7
Sales Charges...........................     8
How to Exchange Shares..................    11
How to Sell Shares......................    11
Fund Policy on Trading of Fund Shares...    12
Distribution and Service Fees...........    13
Other Information About Your Account....    14

MANAGING THE FUND                           17

Investment Advisor......................    17
Portfolio Managers......................    17

FINANCIAL HIGHLIGHTS                        18

Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds). Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

   Not FDIC     May Lose Value
    Insured
                No Bank Guarantee

The Fund

INVESTMENT GOAL

The Fund seeks to provide a relatively high total return through long-term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, primarily common stocks, of U.S. companies with large market capitalizations (generally over $2 billion) that the Fund's investment advisor believes offer attractive return potential from stock price appreciation and dividends. The advisor focuses on stocks which are believed to be attractively priced relative to expectations for the future performance of the issuing company.

            A company's market capitalization is the price of a share of its stock, multiplied by the number of shares held by investors.

The Fund will sell a portfolio security when, as a result of changes in the economy, the advisor believes that holding the security is no longer consistent with the Fund's investment goal. A security may also be sold as a result of an actual or expected deterioration in the performance of the security or in the financial condition of the issuer of the security.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class T shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class T and G shares, including sales charges, compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

            UNDERSTANDING PERFORMANCE

            Calendar Year Total Returns show the Fund's Class T share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

            Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

            The Fund's returns are compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held large-capitalization U.S. stocks. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

Calendar Year Total Returns (Class T)/(1)/

                                     [CHART]

1995    1996    1997    1998   1999    2000    2001    2002     2003    2004
-----   -----   -----   -----  ----    ----   -----   ------   -----    ----
29.34%  19.85%  29.19%  15.71% 6.86%   3.65%  -5.95%  -25.11%  22.18%   5.66%

                                For the periods shown in bar chart:
                                Best quarter: 4th quarter 1998, +20.66%
                                Worst quarter: 3rd quarter 2002, -19.07%

(1) The calendar year total returns shown for Class T shares include the returns of Retail A Shares of the Galaxy Growth & Income Fund (the Galaxy
      Fund), the predecessor to the Fund, for periods prior to December 9, 2002, the date on which Class T shares were initially offered by the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns -- for periods ended December 31, 2004

                                                               1 Year   5 Years     10 Years
Class T (%)
  Return Before Taxes                                           -0.43  -2.34/(1)/   8.20/(1)/
  Return After Taxes on Distributions                           -0.92  -2.93/(1)/   6.48/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares    0.36  -2.10/(1)/   6.42/(1)/

Class G (%)
  Return Before Taxes                                           -0.11  -2.40/(1)/   8.14/(1)/
  Return After Taxes on Distributions                           -0.62  -2.96/(1)/   6.54/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares    0.59  -2.12/(1)/   6.48/(1)/

S&P 500 Index (%)                                               10.88  -2.30       12.07

(1) The average annual total returns shown include the returns of Retail A Shares (for Class T shares) and Retail B Shares (for Class G shares) of the Galaxy Fund for periods prior to December 9, 2002, the date on which Class T and Class G shares were initially offered by the Fund. The returns shown for Class G shares also include the returns of Retail A Shares for periods prior to the inception of Retail B Shares of the Galaxy Fund (March 4, 1996). Retail A Shares were initially offered on February 12, 1993. Class G shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class G shares exceed expenses paid by Retail A Shares.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

            UNDERSTANDING EXPENSES

            Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

            Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees, shareholder service fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

            Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. Except as noted, the table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

            -     $10,000 initial investment

            -     5% total return for each year

            -     Fund operating expenses remain the same

            -     Reinvestment of all dividends and distributions

            -     Class G shares convert to Class T shares after eight years

Shareholder Fees/(1) /(paid directly from your investment)

                                                              Class T    Class G
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                        5.75        0.00

Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
 redemption price)                                             1.00/(2)/   5.00

Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             /(3)/     /(3)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 18 months of purchase.

(3) There is a $7.50 charge for wiring sale proceeds to your bank. Annual Fund Operating Expenses (deducted directly from Fund assets)

                                            Class T    Class G
Management fees/(1)/ (%)                   0.77       0.77

Distribution and service (12b-1) fees (%)  0.00       0.95/(3)/

Other expenses/(2)/ (%)                    0.59/(4)/  0.29

Total annual fund operating expenses (%)   1.36       2.01

(1) The Fund pays a management fee of 0.70% and an administration fee of 0.07%. Management fees have been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

(2) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

(3) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95% during the current fiscal year.

(4) The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative services), but will limit such fees to an aggregate fee of not more than 0.30% during the current fiscal year.

Example Expenses (your actual costs may be higher or lower)

Class                               1 Year   3 Years   5 Years   10 Years
Class T                             $  706   $   981   $ 1,277   $  2,116

Class G: did not sell your shares   $  204   $   630   $ 1,083   $  2,170
         sold all your shares at
         the end of the period      $  704   $ 1,030   $ 1,383   $  2,170

Your Account

HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

INVESTMENT MINIMUMS
Initial Minimums:
Initial Investment..........................................    $1,000
Automatic Investment Plan...................................    $   50
Retirement Plan.............................................    $   25

            The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders. Class T & G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Outlined below are the various options for buying shares:

Method             Instructions

Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New
                   York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time.
                   Your financial advisor may charge you fees for executing the purchase for you.

By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                   Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By exchange        You or your financial advisor may acquire shares of the Fund for your account by exchanging Class T or Class G shares you own in a different fund distributed by Columbia Funds
                   Distributor, Inc. for shares of the same class (and, in some cases, certain other classes) of the Fund at no additional cost. There may be an additional sales charge if exchanging from a money market fund. To exchange by telephone, call
                   1-800-422-3737.

By wire You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 for wiring instructions.

By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. There may be an additional sales charge if exchanging from a money market fund. Be sure to complete the appropriate section of the account application for this feature.

By dividend        You may automatically invest dividends distributed by another
diversification    fund into the same class of shares (and, in some cases,
                   certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if exchanging from a money market fund. To invest your dividends in the Fund, call 1-800-345-6611.

SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.

Class T shares Your purchases of Class T shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class T shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

 Class T Sales Charges

                                                            % of offering
                                   As a % of                    price
                                   the public     As a %     retained by
                                    offering     of your      financial
Amount purchased                     price      investment     advisor
Less than $50,000                     5.75         6.10          5.00

$50,000 to less than $100,000         4.50         4.71          3.75

$100,000 to less than $250,000        3.50         3.63          2.75

$250,000 to less than $500,000        2.50         2.56          2.00

$500,000 to less than $1,000,000      2.00         2.04          1.75

$1,000,000 or more                    0.00         0.00          0.00

Class T shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class T share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class T share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

Purchases Over $1 Million

Amount purchased                        Commission %
Less than $3 million                        1.00

$3 million to less than $5 million          0.80

$5 million to less than $25 million         0.50

$25 million or more                         0.25

The commission to financial advisors for Class T share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

            UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

            Certain investments in Class T and G shares are subject to a

            CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.

Reduced Sales Charges for Larger Investments

      A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class T shares of the Fund and other funds in the Columbia family of funds.

Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price. Statement of Intent You also may pay a lower sales charge when purchasing Class T shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.

      B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

-     Individual accounts

-     Joint accounts

-     Certain IRA accounts

-     Certain trusts

-     UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.

      C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.

      D. How can I obtain more information about breakpoint discounts?

Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

Class G shares Your purchases of Class G shares are at Class G's net asset value. Class G shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class G shares as described in the chart below.

Class G Sales Charges

                              % deducted when
Holding period after purchase shares are sold

Through first year              5.00

Through second year             4.00

Through third year              4.00

Through fourth year             4.00

Through fifth year              3.00

Through sixth year              2.00

Through seventh year            1.00

Longer than seven years         0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class T shares occurs eight years after purchase.

Please see the Statement of Additional Information for the CDSCs and conversion schedules applicable to Class G shares received in exchange for Retail B Shares of the Galaxy Fund purchased or acquired prior to January 1, 2001.

HOW TO EXCHANGE SHARES

You may exchange your Class T shares for Class A or Class T shares, and may exchange your Class G shares for Class B or Class G shares, of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Class A or Class B shares acquired upon exchange of Class T and Class G shares may not be further exchanged back into Class T or Class G shares unless you continue to hold Class T or Class G shares. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

Outlined below are the various options for selling shares:

Method            Instructions

Through your      You may call your financial advisor to place your sell
financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.

By exchange       You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (or Class A and Class B shares, for Class T and Class G shares, respectively) of another fund distributed by Columbia Funds
                  Distributor, Inc. at no additional cost. To exchange by telephone, call 1-800-422-3737.

By telephone      You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts.
                  For details, call 1-800-799-7526.

By mail You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                  Mail your letter of instruction to Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

By systematic     You may automatically sell a specified dollar amount or
withdrawal plan   percentage of your account on a monthly, quarterly or
                  semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                  Be sure to complete the appropriate section of the account application for this feature.

By electronic     You may sell shares of the Fund and request that the proceeds
funds transfer    be electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

DISTRIBUTION AND SERVICE FEES

The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class G shares and certain services provided to you by your financial advisor. The annual fees for shareholder liaison services and administrative support may equal up to 0.50% for Class G shares. The annual distribution fee may equal up to 0.65% for Class G shares. The Fund does not intend to pay more than a total of 0.95% for Class G shares in distribution and shareholder service fees during the current fiscal year. The Fund has also adopted a plan that permits it to pay for certain services provided to Class T shareholders by their financial advisors. The annual service fee may equal up to 0.50% for Class T shares. The Fund does not intend to pay more than 0.30% for Class T shares in shareholder service fees during the current fiscal year. The foregoing fees are paid out of the assets of the relevant class. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class G shares automatically convert to Class T shares after a certain number of years, eliminating a portion of these fees upon conversion. Conversion may occur six or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account-Sales Charges" or the Statement of Additional Information for the conversion schedules applicable to Class G shares.

Additional Intermediary Compensation In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.

OTHER INFORMATION ABOUT YOUR ACCOUNT

- How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value) your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for any class of shares offered by the Fund.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

  Types of Distributions

    Dividends         Represents interest and dividends earned from securities
                      held by the Fund, net of expenses incurred by the Fund.

    Capital gains     Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

            UNDERSTANDING FUND DISTRIBUTIONS

            The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Distribution Options The Fund distributes any dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

 Distribution Options

      Reinvest all distributions in additional shares of your current fund

      Reinvest all distributions in shares of another fund

      Receive dividends in cash (see options below) and reinvest capital gains

      Receive all distributions in cash (with one of the following options): .

      -  send the check to your address of record

      -  send the check to a third party address

      -  transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes. In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

Managing the Fund

INVESTMENT ADVISOR

- Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.75% of average daily net assets of the Fund.

PORTFOLIO MANAGERS

Sean P. Wilson is a co-manager for the Fund and has co-managed the Fund since October, 2003. Mr. Wilson has been associated with Columbia Management or its predecessors since June, 2003. Prior to joining Columbia Management in June, 2003, Mr. Wilson was managing director, director of equity research and senior portfolio manager at Rockefeller & Company.

Michael R. Pelosi is a co-manager for the Fund and has co-managed the Fund since October, 2003. Mr. Pelosi has been associated with Columbia Management or its predecessors since 1986.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last six fiscal periods since inception, which run from October 1 to September 30, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which for the year ended September 30, 2004, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 and the years ended October 31, 2002, 2001, 2000 and 1999, has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

The Fund

                                 Year ended          Period ended
                                September 30,        September 30,                   Year ended October 31,
                                  2004/(a)/          2003/(b)(c)/      2002           2001           2000          1999
                                   Class T             Class T//      Class T        Class T        Class T       Class T
                                -------------        -------------    -------        -------        -------       -------
Net asset value --
Beginning of period ($)              11.18                10.05         12.70          16.37          15.98         14.87
Income from Investment
Operations ($):
  Net investment income
   (loss)                            (0.01)/(d)/           0.04/(d)/     0.02/(d)/      0.02           0.02          0.08/(d)/
  Net realized and
   unrealized gain (loss) on
   investments                        0.78                 1.14         (2.22)         (2.39)          1.33          2.02

  Total from Investment
   Operations                         0.77                 1.18         (2.20)         (2.37)          1.35          2.10

Less Distributions
Declared to Shareholders ($):
  From net investment income            --/(e)/           (0.05)        (0.01)         (0.02)         (0.05)        (0.08)
  In excess of net
   investment income                    --                   --            --             --/(e)/        --/(e)/       --
  From net realized gains               --                   --         (0.44)         (1.28)         (0.91)        (0.91)

Total Distributions Declared
  to Shareholders                       --                (0.05)        (0.45)         (1.30)         (0.96)        (0.99)

Net asset value --
End of period ($)                    11.95                11.18         10.05          12.70          16.37         15.98

Total return (%)/(f)/                 6.92/(g)/           11.76/(h)/   (18.16)/(g)/   (15.46)/(g)/     9.06/(g)/    14.56/(g)/

Ratios to Average Net
Assets/Supplemental Data (%):
  Expenses/(i)/                       1.40                 1.46/(j)/     1.35           1.34           1.28          1.28
  Net investment income
   (loss)/(i)/                       (0.07)                0.45/(j)/     0.18           0.07           0.16          0.53
  Waiver/reimbursement                  --/(k)/              --          0.01           0.02           0.09          0.10
Portfolio turnover rate (%)            115                   55/(h)/       13             19             42            20
Net assets, end of period
  (000's) ($)                      179,310              185,938       180,269        259,884        217,423       232,110

(a) On October 13, 2003, the Liberty Large Cap Core Fund was renamed the Columbia Large Cap Core Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) On December 9, 2002, the Galaxy Growth & Income Fund, Retail A shares were redesignated Liberty Large Cap Core Fund, Class T shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e)   Rounds to less than $0.01 per share.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)   Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

(k)   Rounds to less than 0.01%.

                                                 Year ended     Period ended
                                               September 30,   September 30,               Year ended October 31,
                                                 2004/(a)/     2003/(b)(c)/        2002         2001     2000     1999
                                                  Class G         Class G         Class G      Class G  Class G  Class G
                                               -------------   -------------      -------      -------  -------  -------
Net asset value --
Beginning of period ($)                            10.89            9.82           12.50         16.23    15.90   14.83

Income from Investment Operations ($):
  Net investment loss                              (0.09)/(d)/     (0.02)/(d)/     (0.06)/(d)/   (0.09)   (0.10)  (0.04)/(d)/
  Net realized and unrealized gain (loss) on
   investments                                      0.77            1.10           (2.18)        (2.36)    1.34    2.02

 Total from Investment Operations                   0.68            1.08           (2.24)        (2.45)    1.24    1.98

Less Distributions Declared
to Shareholders ($):
  In excess of net investment income                  --           (0.01)             --            --       --      --
  From net realized gains                             --              --           (0.44)        (1.28)   (0.91)  (0.91)

 Total Distributions Declared to Shareholders         --           (0.01)          (0.44)        (1.28)   (0.91)  (0.91)

Net asset value --
End of period ($)                                  11.57           10.89            9.82         12.50    16.23   15.90

 Total return (%)/(e)/                              6.24/(f)/      11.00/(f)(g)/  (18.80)/(f)/  (16.11)    8.35   13.72/(f)/

Ratios to Average Net Assets/Supplemental
Data (%):
  Expenses/(h)/                                     2.09            2.19/(i)/       2.08          2.05     2.04    2.03
  Net investment income (loss)/(h)/                (0.77)          (0.28)/(i)/     (0.55)        (0.64)   (0.60)  (0.22)
  Waiver/reimbursement                              0.02            0.05/(i)/       0.02            --       --    0.01
 Portfolio turnover rate (%)                         115              55/(g)/         13            19       42      20
 Net assets, end of period (000's) ($)            16,419          28,917          31,407        48,512   61,857  62,366

(a) On October 13, 2003, the Liberty Large Cap Core Fund was renamed the Columbia Large Cap Core Fund.

(b)   The Fund has changed its fiscal year end from October 31 to September 30.

(c) On December 9, 2002, the Galaxy Growth & Income Fund, Retail B shares were redesignated Liberty Large Cap Core Fund, Class G shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

FOR MORE INFORMATION

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus. The Statement of Additional Information and the Fund's website (www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Columbia Funds Trust XI: 811-4978

-     Columbia Large Cap Core Fund

[LOGO] ColumbiaFunds

       A Member of Columbia Management Group

       (C)2005 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com

                                                                701-01/058U-1204

                         COLUMBIA ASSET ALLOCATION FUND
                         COLUMBIA LARGE CAP GROWTH FUND
                         COLUMBIA DISCIPLINED VALUE FUND
                           COLUMBIA COMMON STOCK FUND
                          COLUMBIA SMALL CAP CORE FUND
                       COLUMBIA SMALL COMPANY EQUITY FUND
                          COLUMBIA DIVIDEND INCOME FUND

                        SERIES OF COLUMBIA FUNDS TRUST XI
                       STATEMENT OF ADDITIONAL INFORMATION
                             _________________, 2005

This Statement of Additional Information ("SAI") contains information which may be useful to investors but which is not included in the Prospectuses of Columbia Asset Allocation Fund, Columbia Large Cap Growth Fund, Columbia Disciplined Value Fund, Columbia Common Stock Fund, Columbia Small Cap Core Fund, Columbia Small Company Equity Fund and Columbia Dividend Income Fund (each a "Fund" and collectively, the "Funds"). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of a Fund dated _________, 2006, as applicable. This SAI should be read together with a Fund's Prospectus and the most recent Annual Report dated September 30, 2004, and Semiannual Report dated March 31, 2005 of Columbia Asset Allocation Fund, Columbia Large Cap Growth Fund, Columbia Disciplined Value Fund, Columbia Common Stock Fund, Columbia Small Cap Core Fund, Columbia Small Company Equity Fund, and Columbia Dividend Income Fund, as applicable, each a series of Columbia Funds Trust XI, the predecessors to the Funds (each a "Predecessor Fund" and collectively, the "Predecessor Funds"). Investors may obtain a free copy of a Prospectus and the Annual Report and Semiannual Report from Columbia Management Distributor, Inc. ("CMD"), One Financial Center, Boston, MA 02111-2621, or by calling 1-800-426-3750. The financial statements and Report of Independent Registered Public Accounting Firm appearing in the Predecessor Fund's September 30, 2004 Annual Report and the financial statements appearing in the Predecessor Fund's March 31, 2005 Semiannual Report are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by CMD generally and additional information about certain securities and investment techniques described in the Funds' Prospectuses.

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
PART 1
Definitions                                                                   b
Organization and History                                                      b
Investment Goal and Policies                                                  b
Fundamental and Non-Fundamental Investment Policies                           c
Portfolio Turnover                                                            h
Fund Charges and Expenses                                                     i
Custodian of the Funds                                                       oo
Independent Registered Public Accounting Firm of the Funds                   oo

PART 2
Miscellaneous Investment Practices                                            1
Taxes                                                                        21
Additional Tax Matters Concerning Trust Shares                               26
Management of the Funds                                                      28
Determination of Net Asset Value                                             40
How to Buy Shares                                                            42
Special Purchase Programs/Investor Services                                  45
Programs for Reducing or Eliminating Sales Charges                           47
How to Sell Shares                                                           49
Distributions                                                                53
How to Exchange Shares                                                       54
Suspension of Redemptions                                                    54
Shareholder Liability                                                        54
Shareholder Meetings                                                         54


                                        a

Appendix I                                                                   56
Appendix II                                                                  61
SUP-39/88447-0705

                         COLUMBIA ASSET ALLOCATION FUND
                         COLUMBIA LARGE CAP GROWTH FUND
                         COLUMBIA DISCIPLINED VALUE FUND
                           COLUMBIA COMMON STOCK FUND
                          COLUMBIA SMALL CAP CORE FUND
                       COLUMBIA SMALL COMPANY EQUITY FUND
                          COLUMBIA DIVIDEND INCOME FUND

                       STATEMENT OF ADDITIONAL INFORMATION
                             _________________, 2005

DEFINITIONS

"Asset Allocation Fund" or "Fund"           Columbia Asset Allocation Fund
"Growth Fund" or "Fund"                     Columbia Large Cap Growth Fund
"Value Fund" or "Fund"                      Columbia Disciplined Value Fund
"Common Stock Fund" or "Fund"               Columbia Common Stock Fund
"Small Cap Fund" or "Fund"                  Columbia Small Cap Core Fund
"Small Company Fund" or "Fund"              Columbia Small Company Equity Fund
"Dividend Fund" or "Fund"                   Columbia Dividend Income Fund
"Predecessor Fund" or "Predecessor Funds"   See below under "Organization and History"
"Trust"                                     Columbia Funds Series Trust I
"Advisor"                                   Columbia Management Advisors, Inc., the Funds' investment advisor
"CMD"                                       Columbia Management Distributor, Inc., the Funds' distributor
"CMS"                                       Columbia Management Services, Inc., the Funds' shareholder services and transfer agent

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1987. Each Fund is an open-end diversified management investment company representing the entire interest in a separate series of the Trust. Each Fund commenced investment operations as a series of the Trust on _________, 2006. Prior to ________, 2006 (the "Fund Reorganization Date"), each Fund was organized as a series of Columbia Funds Trust XI, a Massachusetts business trust (the "Predecessor Fund"). The Predecessor Fund to the Asset Allocation Fund commenced operations on December 30, 1991; the Predecessor Fund to the Growth Fund commenced operations on December 14, 1990; the Predecessor Fund to the Value Fund commenced operations on September 1, 1988; the Predecessor Fund to the Small Company Fund commenced operations on December 30, 1991; the Predecessor Fund to the Dividend Fund commenced operations on March 4, 1998; the Predecessor Fund to the Common Stock Fund commenced operations on December 14, 1992; and the Predecessor Fund to the Small Cap Fund commenced operations on December 14, 1992. The information provided for the Fund in this SAI for periods prior to the Fund Reorganization Date relates to the Predecessor Fund. The Trust changed its name from "Liberty-Stein Roe Funds Municipal Trust" to "Columbia Funds Trust IX" effective October 13, 2003. Effective ______, 2005, the name of the Trust was changed from "Columbia Funds Trust IX" to its current name.

INVESTMENT GOAL AND POLICIES

Each Prospectus describes the investment goal and investment strategies and risks of each Fund to which it pertains. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Funds. Part 2 contains, among other things, additional information about the following securities and investment techniques that may be utilized by the Funds, unless otherwise noted, subject to any restrictions described in Part 1 of this SAI:

     Custody Receipts and Trust Certificates (the Asset Allocation Fund only) Short-Term Trading
     Small Companies (the Small Cap and Small Company Funds only)
     Common Stock, Preferred Stock and Warrants
     Foreign Securities
     Other Investment Companies


                                        b

     Money Market Instruments
     Securities Loans
     Forward Commitments
        "When-Issued" Securities (theCommon Stock, Dividend and Small Cap Funds
         only)
        "Delayed Delivery" Securities (the Common Stock, Dividend and Small Cap
         Funds only)
     Mortgage Dollar Rolls (the Asset Allocation Fund only)
     REITs
     Mortgage-Backed Securities (the Asset Allocation Fund only)
     Non-Agency Mortgage-Backed Securities (the Asset Allocation Fund only) Asset-Backed Securities (the Asset Allocation Fund only)
     Repurchase Agreements
     Reverse Repurchase Agreements
     Options on Securities
     Futures Contracts and Related Options
     Swap Agreements (Swaps, Caps, Collars and Floors)
     Foreign Currency Transactions
     Rule 144A Securities
     Variable and Floating Rate Obligations
     Convertible Securities
     Yankee Obligations
     American, European, Continental and Global Depositary Receipts
        (except that only the Common Stock, Small Cap and Dividend Funds may invest in GDRs)

Except as indicated below under "Fundamental and Non-Fundamental Investment Policies," the Funds' investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES

In addition to each Fund's investment goal as stated in its Prospectuses, the following investment limitations are matters of fundamental policy and may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of its outstanding shares. A "vote of the holders of a majority of the outstanding shares" of a particular Fund means the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of such Fund, or (b) 67% or more of the shares of such Fund present at a meeting if more than 50% of the outstanding shares of such Fund are represented at the meeting in person or by proxy.

Each of the Asset Allocation Fund, Common Stock Fund, Dividend Fund, Value Fund, Growth Fund, Small Cap Fund and Small Company Fund may not:

1. Underwrite any issue of securities issued by other persons within the meaning of the Securities Act of 1933, as amended (the "1933 Act") except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.

2. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

3. Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation,


                                        c
     assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

NON-FUNDAMENTAL INVESTMENT POLICIES

The following investment limitation with respect to the Funds may be changed by the Board of Trustees without shareholder approval:

8. A Fund may not sell securities short, maintain a short position, or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

The following investment limitations with respect to the Asset Allocation Fund, Dividend Fund, Value Fund, Growth Fund and Small Company Fund may be changed by the Board of Trustees without shareholder approval:

9. A Fund may not write or sell put options, call options, straddles, spreads or any combination thereof except that (i) each of the Value Fund, Growth Fund and Small Company Fund may, to the extent consistent with its investment objective and policies, write covered call options and purchase and sell other options, and (ii) the Asset Allocation Fund and the Dividend Fund may buy and sell options, including without limit buying or writing puts and calls, based on any type of security, index or currency, including options on foreign exchanges and options not traded on exchanges to the extent permitted by its investment objective and policies.

10. A Fund may not purchase securities of companies for the purpose of exercising control.

11. A Fund may not purchase securities of other investment companies except as permitted by the 1940 Act, except that the Dividend Fund may, from time to time, on a temporary basis, invest exclusively in one other investment company similar to the Fund.

The following investment limitation with respect to the Asset Allocation Fund, Dividend Fund, Value Fund, Growth Fund and Small Company Fund may be changed by the Board of Trustees without shareholder approval:

12. A Fund may not invest more than 15% of its net assets in illiquid securities.

The following investment limitations with respect to the Common Stock Fund and Small Cap Fund may be changed by the Board of Trustees without shareholder approval:

13. The Funds may not invest more than 15% of their respective net assets in securities subject to restrictions on resale under the Securities Act of 1933 (except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain securities which meet the criteria for liquidity as established by the Board of Trustees).

14. Each Fund will limit its investments in other investment companies to not more than 3% of the total outstanding voting stock of any investment company; will invest no more than 5% of its total assets in any one investment company; and will invest no more than 10% of its total assets in investment companies in general. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization or acquisition of assets.

15. The Funds will purchase the securities of other investment companies only in open market transactions involving only customary broker's commissions. It should be noted that investment companies incur certain expenses such as management fees, and therefore any investment by a Fund in shares of another investment company would be subject to such duplicate expenses.

16. Neither Fund may purchase or retain the securities of any issuer if the officers and Trustees of the Trust or the Advisor, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.

17. Neither Fund may purchase or sell interests in oil, gas, or mineral exploration or development programs or leases; except that the Funds may


                                        d
     purchase the securities of issuers which invest in or sponsor such programs.

18. Neither Fund may purchase put options on securities, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.

19. Neither Fund may write call options on securities, unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. Neither Fund may write call options in excess of 5% of the value of its total assets.

20. Neither Fund will invest more than 15% of the value of its respective net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, and certain securities not determined by the Board of Trustees to be liquid.

21. Neither Fund may invest in companies for the purpose of exercising management or control.

22. Neither Fund may invest more than 5% of its net assets in warrants. No more than 2% of this 5% may be warrants which are not listed on the New York Stock Exchange.

With respect to Investment Limitation No. 11 above, the 1940 Act currently prohibits a Fund, subject to certain exceptions, from acquiring the securities of other investment companies if, as a result of such acquisition, (a) the Fund owns more than 3% of the total outstanding voting stock of the investment company; (b) securities issued by any one investment company represent more than 5% of the total assets of the Fund; or (c) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

Each Fund may purchase restricted securities, which are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under the federal securities laws. Certain restricted securities may be considered liquid pursuant to guidelines established by the Board of Trustees. To the extent restricted securities are deemed illiquid, each Fund will limit its purchase, together with other securities considered to be illiquid, to 15% of its net assets.

Each of the Growth Fund and Small Company Fund may purchase put options and call options on securities and securities indices. Neither of these Funds may purchase options unless immediately after any such transaction the aggregate amount of premiums paid for put or call options does not exceed 5% of its total assets.

Each of the Value Fund, Growth Fund and Small Company Fund may engage in writing covered call options and may enter into closing purchase transactions with respect to such options. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. The aggregate value of the securities subject to such options written by these Funds may not exceed 25% of the value of such Fund's net assets.

Each of the Asset Allocation Fund, Common Stock Fund, Dividend Fund and Small Cap Fund may buy and sell options and futures contracts to manage their exposure to changing interest rates, security prices and currency exchange rates. These Funds may invest in options and futures based on any type of security, index, or currency, including options and futures based on foreign exchanges and options not traded on exchanges. These Funds will not hedge more than 20% of their respective total assets (10% of net assets with respect to the Asset Allocation
Fund) by selling futures, buying puts, and writing calls under normal conditions. These Funds will not buy futures or write puts whose underlying value exceeds 20% of their respective total assets (10% of net assets with respect to the Asset Allocation Fund), and will not buy calls with a value exceeding 5% of their respective total assets. These Funds may utilize stock index futures contracts, options, swap agreements, indexed securities, and options on futures contracts for the purposes of managing cash flows into and out of their respective portfolios and potentially reducing transaction costs, subject to the limitation that the value of these futures contracts, swap agreements, indexed securities, and options will not exceed 20% of the Funds' respective total assets (10% of net assets with respect to the Asset Allocation
Fund). These Funds will not purchase put options to the extent that more than 5% of the value of their respective total assets would be invested in premiums on open put option positions. In addition, these Funds do not intend to invest more than 5% of the market value of their respective total assets in each of the following: futures contracts, swap agreements, and indexed securities. When one of these Funds enters into a swap agreement, liquid assets of the Fund equal to the value of the swap agreement will be segregated by that Fund. These Funds may not use stock index futures contracts and options for speculative purposes.

As a means of reducing fluctuations in the net asset value of shares of the Asset Allocation Fund, Large Cap Fund, Dividend Fund and Small Cap Fund, the Funds may attempt to hedge all or a portion of their respective portfolios through the purchase of listed put options on stocks, stock indices and stock index futures contracts. These options will be used as a form of forward pricing to protect portfolio securities against decreases in value resulting from market factors, such as an anticipated increase in interest rates.


                                        e

The Asset Allocation Fund, Common Stock Fund, Dividend Fund and Small Cap Fund may only: (1) buy listed put options on stock indices and stock index futures contracts; (2) buy listed put options on securities held in their respective portfolios; and (3) sell listed call options either on securities held in their respective portfolios or on securities which they have the right to obtain without payment of further consideration (or have segregated cash in the amount of any such additional consideration). Each of these Funds will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed or expired. Each of these Funds may also enter into stock index futures contracts. A stock index futures contract is a bilateral agreement which obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of trading of the contract and the price at which the agreement is originally made. There is no physical delivery of the stocks constituting the index, and no price is paid upon entering into a futures contract.

None of the Asset Allocation Fund, Common Stock Fund, Dividend Fund and Small Cap Fund will enter into futures contracts if, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of its total assets. Further, these Funds will enter into stock index futures contracts only for bona fide hedging purposes or such other purposes permitted under Part 4 of the regulations promulgated by the Commodity Futures Trading Commission. Also, these Funds may not enter into stock index futures contracts and options to the extent that the value of such contracts would exceed 20% of the Fund's total net assets and may not purchase put options to the extent that more than 5% of the value of (10% of net assets with respect to the Asset Allocation Fund) the Fund's total assets would be invested in premiums on open put option positions.

As one way of managing their exposure to different types of investments, the Asset Allocation Fund, Common Stock Fund, Dividend Fund and Small Cap Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors.

Each Fund may buy and sell securities denominated in currencies other than the U.S. dollar, and may receive interest, dividends and sale proceeds in currencies other than the U.S. dollar. The Funds from time to time may enter into foreign currency exchange transactions to convert the U.S. dollar to foreign currencies, to convert foreign currencies to the U.S. dollar and to convert foreign currencies to other foreign currencies.

Each of the Asset Allocation Fund, Value Fund, Growth Fund, Small Cap Fund and Small Company Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. Country funds have portfolios consisting primarily of securities of issuers located in one foreign country. The Funds may invest in other investment companies primarily for the purpose of investing their short-term cash which has not yet been invested in other portfolio instruments. However, from time to time, on a temporary basis, each of the Common Stock Fund, Dividend Fund and Small Cap Fund may invest exclusively in one other investment company similar to the respective Fund.

All debt obligations, including convertible bonds, purchased by the Asset Allocation Fund, Dividend Fund, Value Fund, Growth Fund and Small Company Equity Fund are rated investment grade by Moody's (Aaa, Aa, A and Baa) or S&P (AAA, AA, A and BBB), or, if not rated, are determined to be of comparable quality by the Advisor. Debt securities rated Baa by Moody's or BBB by S&P are generally considered to be investment grade securities although they have speculative characteristics and changes in economic conditions or circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated debt obligations.

The Common Stock Fund and Small Cap Fund may purchase convertible bonds rated Ba or higher by Moody's or BB or higher by S&P or Fitch at the time of investment. Short-term money market instruments purchased by the Common Stock Fund and Small Cap Fund must be rated in one of the top two rating categories by a nationally recognized statistical rating agency, such as Moody's, S&P or Fitch.

Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Trustees or the Advisor may determine that it is appropriate for a Fund to continue to hold the obligation if retention is in accordance with the interests of the particular Fund and applicable regulations of the Securities and Exchange Commission ("SEC"). However, each Fund will sell promptly any security that is not rated investment grade by either S&P or Moody's if such securities exceed 5% of the Fund's net assets.

Loans of portfolio securities by the Funds will generally be short-term (except in the case of the Common Stock Fund and Small Cap Fund, which may loan their securities on a long-term or short-term basis or both), will be made only to borrowers deemed by the Advisor to be of good standing and only when, in the Advisor's judgment, the income to be earned from the loan justifies the attendant risks. The Funds currently intend to limit the lending of their portfolio securities so that, at any given time, securities loaned by a Fund represent not more than one-third of the value of its total assets.

Each Fund will invest no more than 10% of its net assets in REITs.


                                        f

Except as stated otherwise, if a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to borrowings, if a Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

Each Fund may follow non-fundamental operating policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectuses and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act.

ASSET ALLOCATION FUND

The Asset Allocation Fund may invest up to 25% of its net assets in foreign securities. Such foreign investments may be made directly, by purchasing securities issued or guaranteed by foreign corporations, banks or governments (or their political subdivisions or instrumentalities) or by supranational banks or other organizations, or indirectly, by purchasing American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") (EDRs are also known as Continental Depositary Receipts ("CDRs")). Examples of supranational banks include the International Bank for Reconstruction and Development ("World Bank"), the Asian Development Bank and the InterAmerican Development Bank. Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that those commitments will be undertaken or met in the future. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI. The Fund may also invest in dollar-denominated high quality debt obligations of U.S. corporations issued outside the United States. The Fund may also buy and sell options and futures contracts, utilize stock index futures contracts, options, swap agreements, indexed securities and options or futures contracts, purchase asset-backed and mortgage-backed securities and enter into foreign currency exchange contracts.

GROWTH FUND

Under normal circumstances, the Growth Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broadly diversified portfolio of equity securities, primarily common stocks and securities that can be converted into common stocks. Convertible securities purchased by the Growth Fund may include both debt securities and preferred stock. By investing in convertible securities, the Fund will seek the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible. See "Convertible Securities" in
Part 2 of this SAI. The Fund may also invest in common stock warrants.

The Fund may invest up to 20% of its total assets in foreign securities, either directly or indirectly through the purchase of ADRs, EDRs and CDRs. In addition, the Fund may invest in securities issued by foreign branches of U.S. banks and foreign banks. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI. The Fund may also purchase put options and call options and write covered call options. See "Options on Securities" in Part 2 of this SAI.

VALUE FUND

Under normal circumstances, the Value Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, preferred stock (including convertible preferred stock) and debt securities convertible into common stock, mainly those that the Advisor believes to be undervalued. Debt securities convertible into common stock are purchased primarily during periods of relative market instability and are acquired principally for income with the potential for appreciation being a secondary consideration. See "Convertible Securities" in Part 2 of this SAI.

The Fund may also invest up to 20% of its total assets in foreign securities, either directly or indirectly through ADRs, EDRs and CDRs. In addition, the Fund may invest in securities issued by foreign branches of U.S. banks and foreign banks. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI. The Fund may also write covered call options. See "Options on Securities" in Part 2 of this SAI.

COMMON STOCK FUND

Under normal market conditions, the Common Stock Fund will invest at least 80% of its total assets in common stocks, preferred stocks, common stock warrants and securities convertible into common stock. The Fund may purchase convertible securities, including convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. See "Convertible Securities" in
Part 2 of this SAI. The Fund may also buy and sell options and futures contracts and utilize stock index futures contracts, options, swap agreements, indexed securities, and options on futures contracts. See "Options on Securities" and "Futures Contracts and Related Options" in Part 2 of this SAI.

The Fund may invest up to 20% of its total assets in securities of foreign issuers which are freely traded on United States securities exchanges or in


                                        g
the over-the-counter market in the form of ADRs, EDRs, CDRs and Global Depositary Receipts ("GDRs"). Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Fund will not invest in the securities of foreign issuers if any such risk appears to the Advisor to be substantial. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI.

SMALL CAP FUND

Under normal circumstances, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies that have market capitalizations similar in size to those companies in the Russell 2000 Index. In addition to common stocks, the Small Cap Fund may purchase convertible securities, including convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. See "Convertible Securities" in
Part 2 of this SAI. The Fund may also buy and sell options and futures contracts and utilize stock index futures contracts, options, swap agreements, indexed securities, and options on futures contracts. See "Options on Securities" and "Futures Contracts and Related Options" in Part 2 of this SAI.

The Fund may invest up to 20% of its total assets in securities of foreign issuers which are freely traded on U.S. securities exchanges or in the over-the-counter market in the form of ADRs, EDRs, CDRs and GDRs. Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any such risk appears to the Advisor to be substantial. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI.

SMALL COMPANY FUND

In addition to common stocks, the Small Company Fund may invest in preferred stock, securities convertible into common stock, rights and warrants. Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in stocks of companies that have market capitalizations similar in size to those companies in the Russell 2000 Growth Index. The Fund may invest up to 20% of its total assets in foreign securities, either directly or indirectly through ADRs, EDRs and CDRs. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI.

The Fund may purchase put options and call options and write covered call options as a hedge against changes resulting from market conditions and in the value of the securities held in the Fund or which it intends to purchase and where the transactions are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund. See "Options on Securities" in
Part 2 of this SAI.

DIVIDEND FUND

Under normal circumstances, the Dividend Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of income-producing (dividend-paying) equity securities, which will consist primarily of common stocks but may also include preferred stocks and convertible securities. The Fund may invest up to 20% of its net assets in debt securities, including lower-quality debt securities. The Fund may invest up to 20% of its total assets in foreign securities, either directly or indirectly through ADRs, EDRs, CDRs and GDRs. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI. The Fund may also buy and sell options and futures contracts and utilize stock index futures contracts, options, swap agreements, indexed securities and options on futures contracts. See "Options on Securities" and "Futures Contracts and Related Options" in Part 2 of this SAI.

PORTFOLIO TURNOVER

Portfolio turnover is included in the Prospectuses under "Financial Highlights." Each Fund may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with the Fund's investment goal. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover may cause the Funds to realize capital gains which, if realized and distributed by the Funds, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds.

For the Asset Allocation Fund, during the fiscal year ending September 30, 2004, the turnover decreased from 122% in the prior year to 75%. Part of the decrease was due to the restructuring of the Fund to a broadly diversified portfolio in the 2002-2003 fiscal year. We expect that prospectively turnover will generally range between 75% and 125%.

For the Growth Fund, during the fiscal year ending September 30, 2004, the Fund experienced a higher rate of portfolio turnover than during the previous fiscal year. This was due largely to volatility in individual stocks and opportunities to take advantage of inefficiently priced stocks.


                                        h

For the Value Fund, during the fiscal year ending September 30, 2004, the Fund experienced a higher rate of portfolio turnover than during the previous fiscal year. This was due largely to increased opportunities in the equity market in 2004. We expect that prospectively turnover will generally range between 80% and 100%.

For the Common Stock Fund, during the fiscal year ending September 30, 2004, the Fund experienced a higher rate of portfolio turnover than during the previous fiscal year. This was due largely to change in portfolio management. We expect that prospectively turnover will generally range between 50% and 80%.

For the Small Company Equity Fund, during the fiscal year ending September 30, 2004, the turnover decreased from 123% in the prior year to 54%. Part of the decrease was due to changes in portfolio managers. We expect that prospectively turnover will generally range between 90% and 120%.

FUND CHARGES AND EXPENSES

Effective February 9, 2005, under the Funds' management contracts, each Fund (excluding the Small Cap Fund and the Small Company Fund) pays the Advisor a monthly fee based on the average daily net assets of the Fund at the annual rate of:

                   FEE     ASSET     FEE        ASSET       FEE     ASSET     FEE     ASSET     FEE     ASSET     FEE     ASSET
     FUND          RATE    LEVEL     RATE       LEVEL       RATE    LEVEL     RATE    LEVEL     RATE    LEVEL     RATE    LEVEL
---------------   -----   -------   -----   -------------  -----   -------   -----   -------   -----   -------   -----   -------
Columbia Large    0.700%  Less      0.575%  $200 million   0.450%  Net
Cap Growth Fund           than              to $500                assets
                          $200              million                in
                          million                                  excess
                                                                   of $500

Columbia          0.700%  Less      0.650%  $500 million   0.600%  $1        0.550%  $1.5      0.530%  $3        0.510%  Greater
Common Stock              than              to $1 billion          billion           billion           billion           than
Fund                      $500                                     to $1.5           to $3             to $6             $6
                          million                                  billion           billion           billion           billion

Columbia          0.700%  Less      0.650%  $500 million   0.600%  $1        0.550%  $1.5      0.530%  $3        0.510%  Greater
Disciplined               than              to $1 billion          billion           billion           billion           than
Value Fund                $500                                     to $1.5           to $3             to $6             $6
                          million                                  billion           billion           billion           billion

Columbia          0.700%  Less      0.650%  $500 million   0.600%  $1        0.550%  $1.5      0.530%  $3        0.510%  Greater
Dividend                  than              to $1 billion          billion           billion           billion           than
Income Fund               $500                                     to $1.5           to $3             to $6             $6
                          million                                  billion           billion           billion           billion

Columbia Asset    0.650%  Less      0.600%  $500 million   0.550%  $1        0.500%  $1.5      0.480%  $3        0.460%  Greater
Allocation Fund           than              to $1 billion          billion           billion           billion           than
                          $500                                     to $1.5           to $3             to $6             $6
                          million                                  billion           billion           billion           billion

Previously, the Advisor had, with respect to the period from November 1, 2004 to February 9, 2005, waived a portion of its fees, so that it retained fees at the rates shown above.

As of November 1, 2003, the Board of Trustees approved a management fee structure for the Funds, excluding the Small Company Fund, as follows: 0.75% of the first $500 million of average daily net assets, plus 0.70% of the next $500 million of average daily net assets, plus 0.65% of the next $500 million of average daily net assets, plus 0.60% of the next $500 million of average daily net assets, plus 0.55% of average daily net assets in excess of $2 billion. Prior to November 1, 2003, the Advisor was entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of each Fund.

As of November 1, 2003, the management fee structure for the Small Company Fund is as follows: 0.75% of the first $500 million of average daily net assets, plus 0.70% of the next $500 million of average daily net assets, plus 0.65% of average daily net assets in excess of $1 billion.

As of November 1, 2003, the Advisor no longer waives its advisory fees payable to it by the Funds.

Under the administration agreement for each Fund (other than the Growth Fund), the Fund pays the Advisor a monthly fee at the annual rate of 0.067% of the average daily net assets of the Fund. Prior to November 26, 2002, the administration agreement was computed daily and paid monthly at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by Galaxy, 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0525% of the next $9 billion of combined average daily net assets and 0.05% of combined average daily net assets in excess of $30 billion.

Effective November 1, 2004, the Growth Fund pays the Advisor under its administration agreement a fee at the annual rate of 0.10% of the average daily net assets of the Fund. Prior to November 1, 2004, the Growth Fund paid fees under its administration agreement at the rate set forth in the immediately preceding paragraph.

The Advisor is responsible for providing accounting and bookkeeping services to the Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (outsourcing agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the outsourcing agreement.

Under its pricing and bookkeeping agreement with the Funds, the Advisor receives from the Funds an annual fee based on the average daily net assets of each Fund as follows: $25,000 under $50 million; $35,000 of $50 million but less than $200 million; $50,000 of $200 million but less than $500 million; $85,000 of $500 million but less than $1 billion and $125,000 in excess of $1 billion. The annual fees for a Fund with more than 25% in non-domestic assets will be 150% of the annual fees described above. In addition to the above-referenced fees, each Fund pays an additional $10,000 per annum. Notwithstanding the above, for each of the Funds, the Advisor waives fees payable to it under the agreement by $500 per month.

Under the shareholders' servicing and transfer agency fee arrangement between CMS and the Funds, each Fund pays the following fees:

          An annual open account fee of $28 per open account plus a Fund's allocated share of reimbursement for the out-of-pocket expenses of CMS.

Prior to November 1, 2003, the Fund paid a shareholders' servicing and transfer agency fee to CMS as follows:

     -    A new account set up charge of $5.00 per account; plus

     - An account maintenance fee for each open non-networked account of $14.00 per annum and for each networked account in the amount of $100,000 accounts or less of $11.00 per annum and each networked account in the amount of over $100,000 accounts of $8.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

     - An account fee for each closed account in the amount of $100,000 or less of $14.00 per annum and each closed account in the amount of 1 over $100,000 of $11.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

     - The Fund's allocated share of CMS's out-of-pocket expenses reasonably incurred by CMS in performing its duties and responsibilities pursuant to this arrangement.

There is a minimum annual fee per Fund of $5,000.

PFPC Inc. ("PFPC"), located at 4400 Computer Drive, Westborough, Massachusetts 01581-5108, served as the administrator (until July 2002) and transfer and dividend disbursing agent (until July 2002) for the Funds. PFPC also provided pricing and bookkeeping services to the Funds (until July 2002) and continued to provide certain of these pricing and bookkeeping services until November 2002. PFPC is an indirect majority-owned subsidiary of PNC Bank Corp.


                                        j

RECENT FEES PAID TO THE ADVISOR, PFPC AND OTHER SERVICE PROVIDERS (DOLLARS IN THOUSANDS)

The following tables present recent fees paid to the Advisor, PFPC and other service providers by the Funds.

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
ASSET ALLOCATION FUND(A)                          2005            2004              2003(b)            2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                     $3,448             $3,366            $4,135
Administration fee                                                  308                301               362
Bookkeeping fee                                                     149                138               115
Shareholder service and transfer agent fee                          N/A              1,235             1,111
   Transfer Agent fee (A Shares)                                      5                N/A               N/A
   Transfer Agent fee (B Shares)                                      9                N/A               N/A
   Transfer Agent fee (C Shares)                                      1                N/A               N/A
   Transfer Agent fee (G Shares)                                    127                N/A               N/A
   Transfer Agent fee (T Shares)                                    469                N/A               N/A
   Transfer Agent fee (Z Shares)                                    509                N/A               N/A
   Service fee (A Shares)                                             5                  1                 0
   Service fee (B Shares)                                            10                  2                 1
   Service fee (C Shares)                                             1                 (c)              N/A
   Service fee (G Shares)                                           150                180               277
   Service fee (T Shares)                                           576                507               723
   Distribution fee (A Shares)                                      N/A                  0                (c)
   Distribution fee (B Shares)                                       29                  7                 3
   Distribution fee (C Shares)                                        3                  1               N/A
   Distribution fee (G Shares)                                      325                394               613
Fees and expenses waived or reimbursed by
   the Advisor                                                      (12)               (36)              (33)
Fees waived by CMD (Class G)                                          0                  0               (23)
Fees waived by CMS                                                  N/A                  0               (20)

(a) On November 18, 2002, the Galaxy Asset Allocation Fund, Prime A shares were redesignated Class A shares, the Galaxy Asset Allocation Fund, Prime B shares were redesignated Class B shares, the Galaxy Asset Allocation Fund, Retail B shares were redesignated Class G shares and the Galaxy Asset Allocation Fund, Retail A shares were redesignated Class T shares. Class C shares were initially offered on November 18, 2002.

(b) The Asset Allocation Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c)  Rounds to less than one.


                                        k

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
GROWTH FUND(A)                                    2005            2004              2003(b)            2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                     $7,132             $6,438            $9,319
Administration fee                                                  657                575               816
Bookkeeping fee                                                     112                 87               132
Shareholder service and transfer agent fee                          N/A              1,942               872
   Transfer Agent fee (A Shares)                                      6                N/A               N/A
   Transfer Agent fee (B Shares)                                      5                N/A               N/A
   Transfer Agent fee (C Shares)                                      1                N/A               N/A
   Transfer Agent fee (G Shares)                                    120                N/A               N/A
   Transfer Agent fee (T Shares)                                    490                N/A               N/A
   Transfer Agent fee (Z Shares)                                  1,302                N/A               N/A
   Service fee (A Shares)                                             8                  1                 0
   Service fee (B Shares)                                             6                  1               684
   Service fee (C Shares)                                             2                502               N/A
   Service fee (G Shares)                                           160                166               252
   Service fee (T Shares)                                           718                622                 0
   Distribution fee (A Shares)                                      N/A                  0                 1
   Distribution fee (B Shares)                                       18                  4                 2
   Distribution fee (C Shares)                                        5                  2               N/A
   Distribution fee (G Shares)                                      346                359               558
Fees and expenses waived or reimbursed by
   the Advisor                                                      (21)              (200)             (541)
Fees waived by CMD (Class G)                                        N/A                  0               (26)
Fees waived by CMS                                                  N/A                  0               (90)

(a) On November 18, 2002, the Galaxy Equity Growth Fund, Prime A shares were redesignated Class A shares., the Galaxy Equity Growth Fund, Prime B shares were redesignated Class B shares, the Galaxy Equity Growth Fund, Retail B shares were redesignated Class G shares and the Galaxy Equity Growth Fund, Retail A shares were redesignated Class T shares. Class C shares were initially offered on November 18, 2002.

(b) The Equity Growth Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c)  Rounds to less than one.


                                        l

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
VALUE FUND                                        2005            2004              2003(a)            2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                     $3,109             $2,267            $2,892
Administration fee                                                  278                202               253
Bookkeeping fee                                                      57                 53                64
Shareholder service and transfer agent fee                          N/A                675               481
   Transfer Agent fee (A Shares)                                      3                N/A               N/A
   Transfer Agent fee (B Shares)                                      2                N/A               N/A
   Transfer Agent fee (C Shares)                                     (g)               N/A               N/A
   Transfer Agent fee (G Shares)                                     21                N/A               N/A
   Transfer Agent fee (T Shares)                                    252                N/A               N/A
   Transfer Agent fee (Z Shares)                                    464                N/A               N/A
   Service fee (A Shares)                                             4                  1                (b)
   Service fee (B Shares)                                             4                 (g)               (c)
   Service fee (C Shares)                                             1                 (g)               (d)
   Service fee (G Shares)(e)                                         29                 41                71
   Service fee (T Shares)(f)                                        409                329                 0
   Distribution fee (B Shares)                                       11                  1                (c)
   Distribution fee (C Shares)                                        2                 (g)               (d)
   Distribution fee (G Shares)(e)                                    62                 89               160
Fees and expenses waived or reimbursed by
   the Advisor                                                        0                  0                (6)
Fees waived by CMD (Class G)                                        N/A                  0                 0
Fees waived by CMS                                                  N/A                (59)                0

(a) The Value Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b)  Class A shares were initially offered on November 25, 2002.

(c)  Class B shares were initially offered on November 25, 2002.

(d)  Class C shares were initially offered on November 25, 2002.

(e) On November 25, 2002, the Galaxy Equity Value Fund, Retail B shares were redesignated Class G shares.

(f) On November 25, 2002, the Galaxy Equity Value Fund, Retail A shares were redesignated Class T shares.

(g)  Rounds to less than one.


                                        m

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
COMMON STOCK FUND(A)                              2005            2004             2003(b)             2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                     $3,150             3,311             $5,470
Advisory fee waiver                                                 N/A               N/A               (115)
Administration fee                                                  281               297                479
Bookkeeping fee                                                      57               N/A                N/A
Shareholder service and transfer agent fee                          N/A                13                667
   Transfer Agent fee (A Shares)                                     20               N/A                N/A
   Transfer Agent fee (B Shares)                                      7               N/A                N/A
   Transfer Agent fee (C Shares)                                      1               N/A                N/A
   Transfer Agent fee (G Shares)                                     66               N/A                N/A
   Transfer Agent fee (T Shares)                                    424               N/A                N/A
   Transfer Agent fee (Z Shares)                                    354               N/A                N/A
   Distribution fee (Class A )                                      N/A               N/A                 (c)
   Distribution fee (Class B)                                        24                 4                  1
   Distribution fee (Class G)                                       156               208                290
   Distribution fee (Class C)                                         3                 1                N/A
   Service fee (Class A)                                             23               N/A                N/A
   Service fee (Class B)                                              8                 1                 (c)
   Service fee (Class G)                                             71                95                130
   Service fee (Class C)                                              1                (c)               N/A
   Service fee (Class T)                                            575               484                N/A
Fees waived by CMS                                                  N/A                 0                  0
(Class A)                                                            (c)              N/A                N/A
(Class B)                                                            (c)              N/A                N/A
(Class C)                                                           (cg)              N/A                N/A
(Class T)                                                            (6)              N/A                N/A
(Class G)                                                            (5)              N/A                N/A
(Class Z)                                                            (6)              N/A                N/A

(a) On November 18, 2002, the Galaxy Common Stock Fund, Prime A shares were redesignated Class A shares, the Galaxy Common Stock Fund, Prime B shares were redesignated Class B shares, the Galaxy Common Stock Fund, Retail B shares were redesignated Class G shares and the Galaxy Common Stock Fund, Retail A shares were redesignated Class T shares. Class C shares were initially offered on November 18, 2002.

(b) The Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c)  Rounds to less than one.


                                        n

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
SMALL CAP FUND                                    2005            2004             2003(a)             2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                    $10,191             $5,236            $4,741
Administration fee                                                  970                468               415
Bookkeeping fee                                                     139                 87               105
Shareholder service and transfer agent fee                          N/A                731               316
   Transfer Agent fee (A Shares)                                    163                N/A               N/A
   Transfer Agent fee (B Shares)                                     32                N/A               N/A
   Transfer Agent fee (C Shares)                                     50                N/A               N/A
   Transfer Agent fee (G Shares)                                     12                N/A               N/A
   Transfer Agent fee (T Shares)                                    148                N/A               N/A
   Transfer Agent fee (Z Shares)                                    937                N/A               N/A

   Service fee (A shares)(b)                                        427                 38                 0
   Service fee (B shares)(c)                                         82                  8                (g)
   Service fee (C shares)                                           130                  6                (d)
   Service fee (G shares)(e)                                         34                 26                24
   Service fee (T shares)(f)                                        453                319
   Distribution fee (A Shares)(b)                                   N/A                  0                (g)
   Distribution fee (B Shares)(c)                                   247                 23                 2
   Distribution fee (C shares)                                      390                 19                (d)
   Distribution fee (G Shares)(e)                                    73                 57                54
Fees and expenses waived or reimbursed by
   the Advisor                                                      (29)              (121)              (66)

(a) The Small Cap Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) On November 18, 2002, the Galaxy Small Cap Value Fund, Prime A shares were redesignated Class A shares.

(c) On November 18, 2002, the Galaxy Small Cap Value Fund, Prime B shares were redesignated Class B shares.

(d)  Class C shares were initially offered on November 18, 2002.

(e) On November 18, 2002, the Galaxy Small Cap Value Fund, Retail B shares were redesignated Class G shares.

(f) On November 18, 2002, the Galaxy Small Cap Value Fund, Retail A shares were redesignated Class T shares.

(g)  Rounds to less than one.


                                        o

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
SMALL COMPANY FUND                                2005            2004             2003(a)             2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                     $3,023             $2,185            $2,956
Administration fee                                                  270                195               257
Bookkeeping fee                                                      59                 54                70
Shareholder service and transfer agent fee                          N/A                789               201
   Transfer Agent fee (A Shares)                                      3                N/A               N/A
   Transfer Agent fee (B Shares)                                      2                N/A               N/A
   Transfer Agent fee (C Shares)                                      1                N/A               N/A
   Transfer Agent fee (G Shares)                                     19                N/A               N/A
   Transfer Agent fee (T Shares)                                    174                N/A               N/A
   Transfer Agent fee (Z Shares)                                    616                N/A               N/A

   Service fee (A shares)(b)                                          4                 (c)               (d)
   Service fee (B shares)(f)                                          3                 (c)               (e)
   Service fee (C shares)(g)                                          1                 (c)                0
   Service fee (G shares)(h)                                         18                 22                41
   Service fee (T shares)(i)                                        221                156                 0

   Distribution fee (B shares)(f)                                     8                 (c)               (e)
   Distribution fee (C shares)(g)                                     3                 (c)                0
   Distribution fee (G shares)(h)                                    39                 48                91
Fees and expenses waived or reimbursed
   by the Advisor                                                   N/A
                                                                                         0               (58)
Fees waived by CMD (G shares)                                       N/A                  0                (3)
Fees waived by CMS                                                  N/A                (26)              (22)
(Class A)                                                            (c)               N/A               N/A
(Class B)                                                            (c)               N/A               N/A
(Class C)                                                            (c)               N/A               N/A
(Class T)                                                           (14)               N/A               N/A
(Class G)                                                            (c)               N/A               N/A
(Class Z)                                                           (22)               N/A               N/A

(a) The Small Company Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) On November 18, 2002, the Galaxy Small Company Equity Fund, Prime A shares were redesignated Class A shares.

(c)  Rounds to less than one.

(d)  Prime A shares were not offered during the period.

(e)  Prime B shares were not offered during the period.

(f) On November 18, 2002, the Galaxy Small Company Equity Fund, Prime B shares were redesignated Class B shares.

(g)  Class C shares were initially offered on November 18, 2002.

(h) On November 18, 2002, the Galaxy Small Company Equity Fund, Retail B shares were redesignated Class G shares.

(i) On November 18, 2002, the Galaxy Small Company Equity Fund l Retail A shares were redesignated Class T shares.


                                        p

                                               Year ended      Year ended    Eleven months ended    Year Ended
                                             September 30,   September 30,      September 30,      October 31,
DIVIDEND FUND                                     2005            2004             2003(a)             2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                    $1,489             $1,227             $ 381
Advisory fee waiver                                                (59)                (4)             (102)
Bookkeeping Fee                                                     48                 41                40
Administration fee                                                 133                109                33
Shareholder service and transfer agent fee                         N/A                N/A                24
   Transfer Agent fee (A Shares)                                     8                N/A               N/A
   Transfer Agent fee (B Shares)                                    10                N/A               N/A
   Transfer Agent fee (C Shares)                                     2                N/A               N/A
   Transfer Agent fee (G Shares)                                    21                N/A               N/A
   Transfer Agent fee (T Shares)                                   237                N/A               N/A
   Transfer Agent fee (Z Shares)                                   152                N/A               N/A

   Distribution fee (Class A Shares)                               N/A                  0                (d)
   Distribution fee (Class B Shares)                                36                  2                (d)
   Distribution fee (Class C Shares)                                 8                 (e)               (d)
   Distribution fee (Class G Shares)(c)                             52                 61                16
   Service Fee (Class A)                                            10
   Service fee (Class B Shares)                                     12                 (e)               (d)
   Service fee (Class C Shares)                                      3                 (e)               (d)
   Service fee (Class T Shares)(b)                                 306                246               N/A
   Service fee (Class G Shares) (c)                                 24                 28                 7
Fees waived by CMD (G Shares)                                       (e)                 0                (e)
Fees waived by CMS                                                 N/A                 (e)               (4)
(Class A)                                                           (e)               N/A               N/A
(Class B)                                                           (e)               N/A               N/A
(Class C)                                                           (e)               N/A               N/A
(Class T)                                                          (12)               N/A               N/A
(Class G)                                                           (e)               N/A               N/A
(Class Z)                                                          (11)               N/A               N/A

(a) The Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) On November 25, 2002, the Fund's Retail A shares were redesignated Class T shares.

(c) On November 25, 2002, the Fund's Retail B shares were redesignated Class G shares.

(d)  Classes A, B and C shares were initially offered on November 25, 2002.

(e)  Rounds to less than one.


                                        q

Fleet Bank, an affiliate of the former FleetBoston Financial Corporation, was paid a fee for Sub-Account Services performed with respect to Trust Shares of the Funds held by defined contribution plans. Pursuant to an agreement between Fleet Bank and PFPC, Fleet Bank was paid $21.00 per year for each defined contribution plan participant account. For the fiscal year ended October 31, 2002, Fleet Bank received $2,555,258 for Sub-Account Services. PFPC bore this expense directly, and shareholders of Trust Shares of the Predecessor Funds bore this expense indirectly through fees paid to PFPC for transfer agency services.

BROKERAGE COMMISSIONS (DOLLARS IN THOUSANDS)

For the fiscal yeasr ended September 30, 2005 and September 30, 2004, the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002, the Funds paid brokerage commissions as shown in the tables below. During the fiscal year ended September 30, 2004, certain Funds effected a portion of their portfolio transactions through Fleet Securities, Inc. and Banc of America Securities. During the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002, certain Funds effected a portion of their portfolio transactions through Quick & Reilly Institutional Trading ("Quick & Reilly"), a division of the former Fleet Securities, Inc., which was an affiliate of the Advisor, and Robertson Stephens Inc. ("Robertson Stephens"), which also was an affiliate of the Advisor.

The table below discloses (1) the aggregate amount of commissions paid to Fleet Securities, Inc. and Banc of America Securities by the Funds during the fiscal year ended September 30, 2005, (2) the aggregate amount of commissions paid to Quick & Reilly and Robertson Stephens by the Funds during the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002, (3) the percentage of each Fund's aggregate brokerage commissions for the fiscal year ended September 30, 2004 that was paid to Fleet Securities, Inc. and Banc of America Securities; (4) the percentage of each Fund's aggregate brokerage commissions for the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002, that was paid to Quick & Reilly and Robertson Stephens,
(5) the percentage of each Fund's aggregate dollar amount of transactions that involved payment of commissions that was effected through Fleet Securities, Inc. and Banc of America Securities during the fiscal year ended September 30, 2004 and (6) the percentage of each Fund's aggregate dollar amount of transactions that involved payment of commissions that was effected through Quick & Reilly and Robertson Stephens during the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002.

In addition, the table below discloses the soft dollar commissions paid by the Funds during the fiscal years ended September 30, 2005 and September 30, 2004, the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002.

                                                                       Year ended     Year ended   Eleven months ended   Year ended
                                                                     September 30,  September 30,     September 30,     October 31,
ASSET ALLOCATION FUND                                                     2005           2004            2003(a)            2002
-------------------------------------------------------------------  -------------  -------------  -------------------  -----------
Total commissions                                                                       $ 547             $1,013           $438
Soft dollar commissions                                                                    67                 18            100
Aggregate commissions to Quick & Reilly and Robertson Stephens                             (b)                 0              0
% of aggregate commissions to Quick & Reilly and Robertson Stephens                        (b)              0.00%          0.00%
% of aggregate commission transactions effected through Quick &
   Reilly and Robertson Stephens                                                           (b)              0.00%          0.00%
% of aggregate commissions to Banc of America Securities                                 0.22%                (b)            (b)
% of aggregate commissions transactions effected through Banc of                         0.24%                (b)            (b)
   America Securities

(a) The Asset Allocation Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

                                                                       Year ended     Year ended   Eleven months ended  Year ended
                                                                     September 30,  September 30,     September 30,     October 31,
GROWTH FUND                                                               2005           2004            2003(a)            2002
-------------------------------------------------------------------  -------------  -------------  -------------------  -----------
Total commissions                                                                      $3,739             $ 902            $1,925
Soft dollar commissions                                                                   615                73               123
Aggregate commissions to Quick & Reilly and Robertson Stephens                             (b)                0                 0
% of aggregate commissions to Quick & Reilly and Robertson Stephens                        (b)             0.00%             0.00%
% of aggregate commission transactions effected through Quick &
   Reilly and Robertson Stephens                                                           (b)             0.00%             0.00%


                                        r

                                                             Year ended      Year ended    Eleven months ended    Year ended
                                                           September 30,   September 30,      September 30,      October 31,
GROWTH FUND                                                     2005            2004             2003(a)             2002
--------------------------------------------------------   -------------   -------------   -------------------   -----------
% of aggregate commissions to Fleet Securities, Inc.                           0.00%               (b)               (b)
% of aggregate commissions transactions effected through
   Fleet Securities, Inc.                                                      0.00%               (b)               (b)
% of aggregate commissions to Banc of America Securities                       0.14%               (b)               (b)
% of aggregate commissions transactions effected through
Banc of America Securities                                                     0.25%               (b)               (b)

(a) The Growth Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

                                                             Year ended      Year ended    Eleven months ended    Year ended
                                                           September 30,   September 30,      September 30,      October 31,
VALUE FUND                                                      2005            2004             2003(a)             2002
--------------------------------------------------------   -------------   -------------   -------------------   -----------
Total commissions                                                             $  516             $  264            $1,515
Soft dollar commissions                                                           16                 20               405
Aggregate commissions to Quick & Reilly and Robertson
   Stephens                                                                       (b)                 0                 0
% of aggregate commissions to Quick & Reilly and
   Robertson Stephens                                                             (b)              0.00%             0.00%
% of aggregate commission transactions effected through
   Quick & Reilly and Robertson Stephens                                          (b)              0.00%             0.00%
Aggregate commissions to Fleet Securities, Inc.                                5,964                 19               N/A
% of aggregate commissions to Fleet Securities, Inc.                            1.83%              7.26%              N/A
% of aggregate commission transactions effected through
   Fleet Securities, Inc.                                                       0.61%             13.67%              N/A
Aggregate commissions to Banc of America Securities.                               0                 19               N/A
% of aggregate commissions to Banc of America Securities                        0.14%                (b)               (b)
% of aggregate commissions transactions effected through
   Banc of America Securities                                                   0.25%                (b)               (b)

(a) The Value Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

                                                             Year ended      Year ended    Eleven months ended    Year ended
                                                           September 30,   September 30,      September 30,      October 31,
COMMON STOCK FUND                                               2005            2004             2003(a)             2002
--------------------------------------------------------   -------------   -------------   -------------------   -----------
Total commissions                                                             $1,057              $ 948             $ 609
Soft dollar commissions                                                          127                105                25
Aggregate commissions to Quick & Reilly and Robertson
   Stephens                                                                       (b)                 0                 0
% of aggregate commissions to Quick & Reilly and
   Robertson Stephens                                                             (b)              0.00%             0.00%
% of aggregate commission transactions effected through
   Quick & Reilly and Robertson Stephens                                          (b)              0.00%             0.00%
Aggregate commissions to Fleet Securities                                          0                281                (b)
% of aggregate commissions to Fleet Securities                                  0.00%              6.38%               (b)
% of aggregate commissions transactions effected through
   Fleet Securities, Inc.                                                       0.00%              0.00%               (b)
Aggregate commissions to Banc of America Securities                                0                 (b)               (b)
% of aggregate commissions to Banc of America Securities                        0.00%                (b)               (b)
% of aggregate commissions transactions effected through
   Banc of America Securities                                                      0%                (b)               (b)


                                        s

(a) The Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

                                                             Year ended      Year ended    Eleven months ended    Year ended
                                                           September 30,   September 30,      September 30,      October 31,
SMALL CAP FUND                                                  2005            2004             2003(a)             2002
--------------------------------------------------------   -------------   -------------   -------------------   -----------
Total commissions                                                             $2,514             $1,247            $1,209
Soft dollar commissions                                                           46                  0                 0
Aggregate commissions to Quick & Reilly and Robertson
   Stephens                                                                       (b)                 0                 0
% of aggregate commissions to Quick & Reilly and
   Robertson Stephens                                                             (b)              0.00%             0.00%
% of aggregate commission transactions effected through
   Quick & Reilly and Robertson Stephens                                          (b)              0.00%             0.00%

(a) The Small Cap Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

                                                             Year ended      Year ended    Eleven months ended    Year ended
                                                           September 30,   September 30,      September 30,      October 31,
SMALL COMPANY FUND                                              2005            2004             2003(a)             2002
--------------------------------------------------------   -------------   -------------   -------------------   -----------
SMALL COMPANY FUND
Total commissions                                                              $1,058             $2,550            $1,839
Soft dollar commissions                                                            72                  5                12
Aggregate commissions to Quick & Reilly and Robertson
   Stephens                                                                        (b)                 0                 0
% of aggregate commissions to Quick & Reilly and
   Robertson Stephens                                                              (b)              0.00%             0.00%
% of aggregate commission transactions effected through
   Quick & Reilly and Robertson Stephens                                           (b)              0.00%             0.00%

(a) The Small Company Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.


                                        t

                                                                       Year ended     Year ended   Eleven months ended   Year ended
                                                                     September 30,  September 30,     September 30,     October 31,
DIVIDEND FUND                                                             2005           2004            2003(a)            2002
-------------------------------------------------------------------  -------------  -------------  -------------------  -----------
Total commissions                                                                        $158            $  76             $ 224
Soft dollar commissions                                                                  $ 24                1                 2
Aggregate commissions to Quick & Reilly and Robertson Stephens                             (b)               0                 0
% of aggregate commissions to Quick & Reilly and Robertson Stephens                        (b)               0%             0.00%
% of aggregate commission transactions effected through Quick &
   Reilly and Robertson Stephens                                                           (b)               0%             0.00%
Aggregate commissions to Fleet Securities                                                   0               21               N/A
% of aggregate commissions to Fleet Securities                                              0%            0.29%              N/A

(a)  Quick & Reilly and Robertson Stephens are no longer used for transactions.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

The Trust is required to identify any securities of its "regular brokers or dealers" that the Funds have acquired during their most recent fiscal year. At September 30, 2005, the Funds held securities of their regular brokers or dealers as set forth below:

ASSET ALLOCATION FUND

          Broker/Dealer      Value
          [___________]   [_________]

VALUE FUND

          Broker/Dealer      Value
          [___________]   [_________]

DIVIDEND FUND

          Broker/Dealer      Value
          [___________]   [_________]

COMMON STOCK FUND

          Broker/Dealer      Value
          [___________]   [_________]

GROWTH FUND

          Broker/Dealer      Value
          [___________]   [_________]

SMALL COMPANY FUND

          Broker/Dealer      Value
          [___________]   [_________]

TRUSTEES AND TRUSTEES' FEES

Fund Complex consists of the following funds:


                                        u

The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia Funds Trust VII, the series of Liberty Variable Investment Trust and 8 closed-end or interval management investment company portfolios (the "Liberty Funds").

The series of Columbia Funds Trust VIII, the series of Columbia Funds Trust IX, the series of Columbia Funds Trust XI and the series of SteinRoe Variable Investment Trust (the "Stein Roe Funds").

Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (the "All-Star Funds").

Columbia Management Multi-Strategy Hedge Fund, LLC.

Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust (the "Columbia Funds").

The series of The Galaxy Funds (the "Galaxy Funds").

The series of Columbia Acorn Trust and the series of Wanger Advisors Trust (the "Acorn Funds" and "WAT Funds," respectively).

The Advisor or its affiliates pay the compensation of all the officers of the funds in the Fund Complex advised by the Advisor, including the Trustees who are affiliated with the Advisor. For the fiscal year ended _____________, 2005 and the calendar year ended December 31, 2004, the Trustees received the following compensation for serving as Trustees:

                                               Aggregate      Total Compensation from
                            Pension or       Compensation        the Columbia Fund
                            Retirement       from the Fund      Complex Paid to the
                         Benefits Accrued   for the Fiscal   Trustees for the Calendar
                            as Part of        Year ended             Year Ended
Trustee                 Fund Expenses (b)    _______, 2005     December 31, 2004 (a)
---------------------   -----------------   --------------   -------------------------
Douglas A. Hacker             [___]            [___]                  115,500
Janet Langford Kelly          [___]            [___]                  101,500
Richard W. Lowry              [___]            [___]                  128,150
                              [___]            [___]
William E. Mayer              [___]            [___]                  133,150
Charles R. Nelson             [___]            [___]                  155,073
John J. Neuhauser             [___]            [___]                  143,568
Patrick J. Simpson            [___]            [___](e)                64,234
Thomas Stitzel                [___]            [___]                  103,500
Thomas C. Theobald(c)         [___]            [___]                  110,250
Anne-Lee Verville(d)          [___]            [___]                  128,250
Richard L. Woolworth          [___]            [___]                   64,234

(a) As of December 31, 2004, the Fund Complex consisted of 127 open-end and 11 closed-end management investment company portfolios.

(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(c) During the fiscal year ended _________, 2005, and the calendar year ended December 31, 2004, Mr. Theobald deferred $_____ of his compensation from the Fund and $90,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Theobald's account under that plan was $157,328.

(d) During the fiscal year ended ____________, 2005, and the calendar year ended December 31, 2004, Ms. Verville deferred $_____ of her compensation from the Fund and $55,000 of her total compensation from the Fund Complex, pursuant to the deferred compensation plan. At December 31, 2004, the value of Ms. Verville's account under that plan was $653,275.

(e) During the fiscal year ended __________, 2005, Mr. Simpson deferred $_______ of his compensation from the Fund pursuant to the deferred compensation plan. During the calendar year ended December 31, 2004, Mr. Simpson deferred $129,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Simpson's account under that plan was $ 143,646.

ROLE OF THE BOARD OF TRUSTEES

The Trustees of the Funds are responsible for the overall management and supervision of the Fund's affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with service providers for the Fund and review the Fund's performance. The Trustees have created several committees to perform specific functions for the Fund. Mr. Theobald was elected Chairman of the Board of Trustees of the Liberty Funds, Stein Roe Funds and Columbia Funds effective December, 2003.

AUDIT COMMITTEE

Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board of Trustees of the Funds. Prior to October 2003, Ms. Verville and Messrs. Hacker, Nelson and Neuhauser were members of the Audit Committee of the Board of Trustees of the Fund. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Funds and certain service providers. For the period October 1, 2004 through September 30, 2005, the Audit Committee convened [ ] times.

GOVERNANCE COMMITTEE

Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald were members of the Governance Committee of the Board of Trustees of the Fund. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Funds. For the period October 1, 2004 through September 30, 2005, the Governance Committee convened [___] times.

ADVISORY FEES & EXPENSES COMMITTEE

Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald were members of the Advisory Fees and Expenses Committee of the Board of Trustees of the Fund. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. For the period October 1, 2004 through September 30, 2005, the Advisory Fees & Expenses Committee convened [___] times.

COMPLIANCE COMMITTEE

Ms. Kelly, Messrs. Nelson and Simpson and Ms. Verville are members of the Compliance Committee of the Board of Trustees of the Funds. Prior to August 10, 2004, Ms. Kelly, Mr. Nelson and Ms. Verville were members of the Compliance Committee of the Board of Trustees of the Funds. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Trust. The Committee uses legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Trust's investment adviser, principal underwriter and transfer agent. For the fiscal year ended September 30, 2005, the Compliance Committee convened [___] times.

INVESTMENT OVERSIGHT COMMITTEES

Beginning in 2004, each Trustee of the Funds also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Columbia Funds Complex and gives particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Complex in which they review:

     IOC #1: Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing Funds in the following asset categories: Large Growth Diversified, Large Growth Concentrated, Small Growth, Outside Managed (i.e., sub-advised), Municipal and Bank Loan.

     IOC #2: Messrs. Hacker and Ms. Verville are responsible for reviewing Funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed Income - Multi Sector and Fixed Income - Core and Young Investor.


                                        w

     IOC #3: Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing Funds in the following asset categories: Large Value, Mid Cap Value, Small Value, Asset Allocation, High Yield and Money Market.

     IOC #4: Messrs. Nelson, Simpson and Woolworth are responsible for reviewing Funds in the following asset categories:
               Large/Multi-Cap Blend, Mid Cap Growth, Small Growth, Asset Allocation, Specialty Equity, Taxable Fixed Income.

SHARE OWNERSHIP

The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004 (i) in each Fund and (ii) in the Funds in the Columbia Funds Complex.

                          Dollar Range of Equity   Dollar Range of Equity   Dollar Range of Equity   Dollar Range of Equity
                         Securities Owned in the     Securities Owned in      Securities Owned in      Securities Owned in
    Name of Trustee       Asset Allocation Fund        the Growth Fund          the Value Fund        the Common Stock Fund
----------------------   -----------------------   ----------------------   ----------------------   ----------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                   $0                       $0                       $0                       $0
Janet Langford Kelly                $0                       $0                       $0                       $0
Richard W. Lowry                    $0                       $0                       $0                       $0
   Charles R. Nelson         $50,001-$100,000                $0                       $0                       $0
John J. Neuhauser                   $0                       $0                       $0                       $0
Patrick J. Simpson                  $0                       $0                       $0                       $0
Thomas E. Stitzel                   $0                       $0                       $0                       $0
Thomas C. Theobald                  $0                       $0                $10,001 - $50,000               $0
Anne-Lee Verville                   $0                       $0                       $0                       $0
Richard L. Woolworth                $0                       $0                       $0                       $0

INTERESTED TRUSTEES
William E. Mayer                    $0                       $0                       $0                       $0

                          Dollar Range of Equity   Dollar Range of Equity   Dollar Range of Equity
                         Securities Owned in the     Securities Owned in      Securities Owned in
    Name of Trustee           Small Cap Fund       the Small Company Fund      the Dividend Fund
----------------------   -----------------------   ----------------------   ----------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                   $0                       $0                       $0
Janet Langford Kelly                $0                       $0                       $0
Richard W. Lowry                    $0                       $0                       $0
Charles R. Nelson                   $0                       $0                       $0
John J. Neuhauser                   $0                       $0                       $0
Patrick J. Simpson                  $0                       $0                       $0
Thomas E. Stitzel                   $0                       $0                       $0
Thomas C. Theobald                  $0                       $0                       $0
Anne-Lee Verville                   $0                       $0                       $0
Richard L. Woolworth                $0                       $0                       $0

INTERESTED TRUSTEES
William E. Mayer                    $0                       $0                       $0

                         Aggregate Dollar Range of Equity Securities
                          Owned in All Funds Overseen by Trustee in
    Name of Trustee                 Columbia Funds Complex
----------------------   -------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                       Over $100,000
Janet Langford Kelly                    Over $100,000
Richard W. Lowry                        Over $100,000
Charles R. Nelson                       Over $100,000
John J. Neuhauser                       Over $100,000
Patrick J. Simpson                      Over $100,000
Thomas E. Stitzel                       Over $100,000
Thomas C. Theobald                      Over $100,000
Anne-Lee Verville                             $0
Richard L. Woolworth                    Over $100,000
INTERESTED TRUSTEES
William E. Mayer                      $50,001 - $100,000

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Fund's portfolio managers managed as of May 31, 2005.

                      OTHER SEC-REGISTERED
                    OPEN-END AND CLOSED-END   OTHER POOLED INVESTMENT
PORTFOLIO MANAGER            FUNDS                    VEHICLES            OTHER ACCOUNTS
-----------------   -----------------------   -----------------------   ------------------
                       Number of                 Number of              Number of
                        accounts   Assets         accounts   Assets      accounts   Assets
                       ---------   ------        ---------   ------     ---------   ------
Name[*]
Name
Name

[* Information for Mr./Ms. [___], who began managing the Predecessor Fund after its fiscal year end, is as of [recent practicable date].]

See "Management--Portfolio Transactions--Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how the Adviser addresses potential conflicts of interest resulting from an individual's management of more than one account.

OWNERSHIP OF SECURITIES

The table below shows the dollar ranges of shares of the Predecessor Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio managers listed above at the end of the Predecessor Fund's most recent fiscal year:

                    Dollar  Range  of  Equity  Securities  in the  Fund
Portfolio Manager                    Beneficially Owned
-----------------   ---------------------------------------------------
Name[*]

[* Information for Mr./Ms. [___], who began managing the Fund after its most recent fiscal year end, is as of [recent practicable date].]


                                        y

COMPENSATION

As of the Predecessor Fund's most recent fiscal year end, the portfolio managers received all of their compensation from the Adviser and its parent company, Columbia Management Group, in the form of salary, bonus, stock options and restricted stock. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmark[s] noted below, emphasizing the manager's three- and five-year performance. The Adviser may also consider the portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall business performance.

PORTFOLIO MANAGER             PERFORMANCE BENCHMARK
---------------------------   ---------------------
[Name of Portfolio Manager]   [Benchmark]

The size of the overall bonus pool each year is determined by Columbia Management Group and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser's profitability for the year, which is influenced by assets under management.

OWNERSHIP OF THE FUNDS

As of record on December 31, 2005, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of the Funds.

As of record on December 31, 2005, the following shareholders of record owned 5% or more of the shares of the classes of the Funds noted below:

COLUMBIA ASSET ALLOCATION FUND

                                            Percent of
    Shareholder (name and address)       Class Total (%)
--------------------------------------   ---------------
CLASS Z SHARES

GALES & CO                                     6.16
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                     9.00
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

CLASS C SHARES

CITIGROUP GLOBAL MARKETS, INC.                 6.91
333 W 34TH ST
NEW YORK NY 10001-2402

AMERICAN ENTERPRISE INVESTMENT SVCS            9.45
PO BOX 9446
MINNEAPOLIS MN 55440-9446

AMERICAN ENTERPRISE INVESTMENT SVCS            6.69
PO BOX 9446
MINNEAPOLIS MN 55440-9446


                                        z

COLUMBIA DISCIPLINED VALUE FUND

                                            Percent of
    Shareholder (name and address)       Class Total (%)
--------------------------------------   ---------------
CLASS A SHARES

COLUMBIA MANAGEMENT ADVISORS INC               5.63
245 SUMMER ST FL 3
BOSTON MA 02210-1129

PERSHING LLC                                  18.26
P.O. BOX 2052
JERSEY CITY NJ 07303-2052

CLASS Z SHARES

GALES & CO                                    24.60
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                    42.67
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                    14.62
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

CLASS C SHARES

NFSC                                           9.80
FBO JOHN BOLES
603 W OJAI AVE
OJAI CA 93023-3732

MERRILL LYNCH PIERCE FENNER & SMITH           26.68
FOR THE SOLE BENEFIT OF  ITS CUSTOMERS
4800 DEER LAKE DR E FL 3
JACKSONVILLE FL 32246-6484

FIRST CLEARING LLC                             8.76
20 SLEEPY HOLLOW DRIVE
MONROE CT 06468-1652

COLUMBIA INTERNATIONAL EQUITY FUND

                                            Percent of
    Shareholder (name and address)       Class Total (%)
--------------------------------------   ---------------
CLASS A SHARES


                                       aa

UBS FINANCIAL SERVICES INC. FBO                 8.82
MICHAEL PAPPAS
GRACE PAPPAS JTWROS
35 MEADOW LN
MANCHESTER CT 06040-5545

F JAMES SHURTLEFF                              22.37
PO BOX 149
OGDENSBURG NY 13669-0149

CLASS Z SHARES

GALES & CO                                     27.91
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                     10.40
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                     58.41
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

CLASS C SHARES

NFSC                                            6.46
FBO J TIMOTHY STEBBINS
2106 ALYSSA JADE DR
HENDERSON NV 89052-7124

FIRST CLEARING LLC                             12.28
10300 AMBERSIDE COURT
ROSWELL GA 30076-3755

PRIMEVEST FINANCIAL SERVICES FBO                8.21
BRIAN L POTTER
P O BOX 283
400 1ST ST S STE 300
SAINT CLOUD MN 56301-3661

PRIMEVEST FINANCIAL SERVICES FBO                5.79
LESLIE ARENDALE
P O BOX 283
400 1ST ST S STE 300
SAINT CLOUD MN 56301-3661


                                       bb

A G EDWARDS & SONS INC FBO                                 26.16
ELIZABETH WOLF PAULES
1 N JEFFERSON AVE
SAINT LOUIS MO 63103-2205

LPL FINANCIAL SERVICES                                      6.34
9785 TOWNE CENTRE DR
SAN DIEGO CA 92121-1968

LPL FINANCIAL SERVICES                                      8.39
9785 TOWNE CENTRE DR
SAN DIEGO CA 92121-1968

LPL FINANCIAL SERVICES                                      5.76
9785 TOWNE CENTRE DR
SAN DIEGO CA 92121-1968

COLUMBIA SMALL CAP FUND

                                                         Percent of
Shareholder (name and address)                        Class Total (%)
------------------------------                        ---------------
CLASS Z SHARES

GALES & CO
FLEET INVESTMENT SERVICES                                  22.57
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO
FLEET INVESTMENT SERVICES                                  28.21
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO
FLEET INVESTMENT SERVICES                                  11.90
159 E MAIN ST
ROCHESTER NY 14638-0001

BANK OF AMERICA NA                                          8.18
411 N AKARD ST
DALLAS TX 75201-3307

CLASS C SHARES

CITIGROUP GLOBAL MARKETS, INC.                              5.02
333 W 34TH ST
NEW YORK NY 10001-2402

MERRILL LYNCH PIERCE FENNER & SMITH                         6.55


                                       cc

FOR THE SOLE BENEFIT OF
ITS CUSTOMERS

4800 DEER LAKE DR E FL 3
JACKSONVILLE FL 32246-6484

CLASS A SHARES

CHARLES SCHWAB & CO INC                                    32.05
SPECIAL CUSTODY ACCT FOR EXCLUSIVE
OF CUSTOMERS
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4122

CLASS T SHARES

CHARLES SCHWAB & CO INC                                    19.80
SPECIAL CUSTODY ACCT FOR EXCLUSIVE
OF CUSTOMERS
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4122

COLUMBIA SMALL COMPANY EQUITY FUND

                                                         Percent of
Shareholder (name and address)        Share Balance   Class Total (%)
------------------------------        -------------   ---------------
CLASS A SHARES

FLEET NATIONAL BANK                                        26.35
FBO BRISTOL HOSPITAL
PO BOX 92750
ROCHESTER NY 14692-8850

CLASS Z SHARES

GALES & CO                                                 32.09
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                                  6.14
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                                  9.38
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

AMVESCAP NATIONAL TRUST CO AS AGENT                        42.47
FOR FLEET NATIONAL BANK FBO


                                       dd

FLEETBOSTON FINANCIALSAVINGS PLUS
PO BOX 105779
ATLANTA GA 30348-5779

CLASS C SHARES

AMERICAN ENTERPRISE INVESTMENT SVCS                         6.80
PO BOX 9446
MINNEAPOLIS MN 55440-9446

COLUMBIA DIVIDEND INCOME FUND

                                                         Percent of
Shareholder (name and address)        Share Balance   Class Total (%)
-----------------------------------   -------------   ---------------
CLASS Z SHARES

GALES & CO                                                 70.19
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                                 11.39
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                                  9.84
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

CLASS C SHARES

MERRILL LYNCH PIERCE FENNER & SMITH                        12.64
FOR THE SOLE BENEFIT OF
ITS CUSTOMERS

4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

SALES CHARGES (DOLLARS IN THOUSANDS)

PFPC Distributors served as distributor for the Funds until July 22, 2002. PFPC Distributors, an indirect wholly owned subsidiary of PNC Financial Services Group, is a registered broker-dealer with principal offices located at 400 Bellevue Parkway, Wilmington, Delaware 19809. Prior to January 2, 2001, Provident Distributors, Inc. ("PDI") served as distributor for the Predecessor Funds.

During the fiscal years ended September 30, 2005 and September 30, 2004, the eleven months ended September 30, 2003 and the year ended October 2002, CMD, PFPC Distributors, PDI and received sales charges as follows:


                                       ee

                                CLASS A SHARES(A)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
ASSET ALLOCATION FUND                                      2005            2004             2003(b)             2002
---------------------------------------------------   -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund share sales                        $56                $53                $0
Initial sales charges retained by CMD                                        8                  1                 0
Aggregate contingent deferred sales charges
   (CDSC) on Fund redemptions retained by CMD                                0                  0                 0

                                CLASS B SHARES(C)

                                                       Year ended       Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                               $10                 $2                $2

                                CLASS C SHARES(D)

                                                       Year ended      Year ended    Eleven months ended
                                                     September 30,   September 30,      September 30,
                                                          2005            2004             2003(b)
                                                     -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                        (g)                 $0

                                CLASS G SHARES(E)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                               $123               $239              $333

                                CLASS T SHARES(F)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005           2004              2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund share sales                         $6                $ 2               $123
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                                 0                 24                  0

(a) On November 18, 2002, the Galaxy Asset Allocation Fund, Prime A shares were redesignated Class A shares.

(b) The Asset Allocation Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c) On November 18, 2002, the Galaxy Asset Allocation Fund, Prime B shares were redesignated Class B shares.

(d)  Class C shares were initially offered on November 18, 2002.

(e) On November 18, 2002, the Galaxy Asset Allocation Fund, Retail B shares were redesignated Class G shares.

(c) On November 18, 2002, the Galaxy Asset Allocation Fund, Retail A shares were redesignated Class T shares.

(d)  Rounds to less than one.


                                       ff

                                CLASS A SHARES(A)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
GROWTH FUND
Aggregate initial sales charges on Fund share sales                        $123               $143               $0
Initial sales charges retained by CMD                                         9                  2                0
Aggregate contingent deferred sales charges (CDSC)
   on Fund redemptions retained by CMD                                        0                  0                0

                               CLASS B SHARES (C)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                                $5               $(a)               $(a)

                                CLASS C SHARES(D)

                                                       Year ended      Year ended    Eleven months ended
                                                     September 30,   September 30,      September 30,
                                                          2005            2004             2003(b)
                                                     -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                        (g)                 $0

                               CLASS G SHARES (E)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                              $126                166               $205

                                CLASS T SHARES(F)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Predecessor Fund
   share sales                                                             $17                $ 5               $302
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                                 0                 23                  0

(a) On November 18, 2002, the Galaxy Equity Growth Fund, Prime A shares were redesignated Class A shares.

(b) The Growth Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c) On November 18, 2002, the Galaxy Equity Growth Fund, Prime B shares were redesignated Class B shares.

(d)  Class C shares were initially offered on November 18, 2002.

(e) On November 18, 2002, the Galaxy Equity Growth Fund, Retail B shares were redesignated Class G shares.

(f) On November 18, 2002, the Galaxy Equity Growth Fund, Retail A shares were redesignated Class T shares.

(g)  Rounds to less than one.


                                       gg

                                CLASS A SHARES(B)

                                                        Year ended      Year ended    Eleven months ended
                                                      September 30,   September 30,      September 30,
VALUE FUND                                                 2005            2004             2003(a)
---------------------------------------------------   -------------   -------------   -------------------
Aggregate initial sales charges on Fund share sales                        $23                $39
Initial sales charges retained by CMD                                        4                 (g)
Aggregate contingent deferred sales charges (CDSC)
   on Fund redemptions retained by CMD                                       0                  0

                                CLASS B SHARES(C)

                                                        Year ended      Year ended    Eleven months ended
                                                      September 30,   September 30,      September 30,
                                                           2005            2004             2003(a)
                                                      -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                                $1                 $0

                                CLASS C SHARES(D)

                                                        Year ended      Year ended    Eleven months ended
                                                      September 30,   September 30,      September 30,
                                                           2005            2004             2003(a)
                                                      -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                          $0                 $0

                                CLASS G SHARES(E)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions
   received by PFPC Distributors and PDI                                   (g)                $31               $37

                                CLASS T SHARES(F)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund
   share sales                                                             $ 6               $1,343             $78
Aggregate CDSC on Fund redemptions retained
   by CMD, PFPC
   Distributors and PDI                                                     21                    0               0

(a) The Value Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b)  Class A shares were initially offered on November 25, 2002.

(c)  Class B shares were initially offered on November 25, 2002.

(d)  Class C shares were initially offered on November 25, 2002.

(e) On November 25, 2002, the Galaxy Equity Value Fund, Retail B shares were redesignated Class G shares.

(f) On November 25, 2002, the Galaxy Equity Value Fund, Retail A shares were redesignated Class T shares.

(g)  Rounds to less than one.


                                       hh

                                CLASS A SHARES(B)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
COMMON STOCK FUND                                          2005            2004             2003(a)             2002
---------------------------------------------------   -------------   -------------   -------------------   -----------
Initial sales charges retained by CMD                                      $50                 $4                $7
Aggregate contingent deferred sales charges (CDSC)
   on Fund redemptions retained by CMD                                       8                  0                 0

                                CLASS B SHARES(C)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions
   received by CMD                                                          $6                $901              $794

                                CLASS C SHARES(D)

                                                        Year ended       Year ended    Eleven months ended
                                                      September, 30,   September 30,      September 30,
                                                           2005             2004             2003(a)
                                                      --------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                          (g)                 $0

                                CLASS G SHARES(E)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions
   received by PFPC Distributors, PDI and/or FD
   Distributors                                                            $47                $91               $163

                                CLASS T SHARES(F)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund share sales                         $7               $1,654             $122
Aggregate CDSC on Fund redemptions retained by
   CMD, PFPC Distributors and/or FD Distributors                             0                    0                0

(a) The Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) On December 9, 2002, the Fund's, Prime A shares were redesignated Class A shares.

(c) On December 9, 2002, the Fund's, Prime B shares were redesignated Class B shares.

(d)  Class C shares were initially offered on December 9, 2002.

(e) On December 9, 2002, the Fund's, Retail B shares were redesignated Class G shares.

(f) On December 9, 2002, the Fund's, Retail A shares were redesignated Class T shares.

(g)  Rounds to less than one.

                                CLASS A SHARES(A)

                                                                   Year ended        Year ended    Eleven months Ended    Year ended
                                                                 September 30,     September 30,      September, 30      October 31,
SMALL CAP FUND                                                        2005              2004             2003(b)             2002
------------------------------------------------------------   -----------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund share sales                                    $1,402              $563               $5
Initial sales charges retained by CMD                                                     193                58                0
Aggregate contingent deferred sales charges (CDSC) on Fund
   redemptions retained by CMD                                                              1                 7                0

                                CLASS B SHARES(D)

                                                                   Year ended        Year ended    Eleven months Ended    Year ended
                                                                 September 30,     September 30,      September, 30      October 31,
                                                                      2005              2004             2003(b)             2002
                                                               -----------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions received by
   PFPC Distributors and PDI                                                             $57                $5               (c)

                                CLASS C SHARES(E)

                                                                   Year ended        Year ended    Eleven months Ended
                                                                 September 30,     September 30,      September, 30
                                                                      2005              2004             2003(b)
                                                               -----------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                                      $20                (c)

                                CLASS G SHARES(F)

                                                                   Year ended        Year ended    Eleven months Ended    Year ended
                                                                 September 30,     September 30,      September, 30      October 31,
                                                                      2005              2004             2003(b)             2002
                                                               -----------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions received by
   PFPC Distributors and PDI                                                            $19                $27               $17

                                CLASS T SHARES(G)

                                                                   Year ended        Year ended    Eleven months Ended    Year ended
                                                                 September 30,     September 30,      September, 30      October 31,
                                                                      2005              2004             2003(b)             2002
                                                               -----------------   -------------   -------------------   -----------
Aggregate initial sales charges on Predecessor Fund share
   sales                                                                                 $8                $10               $423
Aggregate CDSC on Fund redemptions retained by CMD, PFPC
   Distributors and PDI                                                                   2                  2                  0

(a) On November 18, 2002, the Galaxy Small Cap Value Fund, Prime A shares were redesignated Class A shares.

(b) The Small Cap Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c)  Rounds to less than one.

(d) On November 18, 2002, the Galaxy Small Cap Value Fund, Prime B shares were redesignated Class B shares.

(e)  Class C shares were initially offered on November 18, 2002.

(f) On November 18, 2002, the Galaxy Small Cap Value Fund, Retail B shares were redesignated Class G shares.

(g) On November 18, 2002, the Galaxy Small Cap Value Fund, Retail A shares were redesignated Class T shares.


                                       jj

                                CLASS A SHARES(A)

                                                                   Year ended        Year ended    Eleven months Ended
                                                                 September 30,     September 30,      September, 30
SMALL COMPANY FUND                                                    2005              2004             2003(b)
------------------------------------------------------------   -----------------   -------------   -------------------
Aggregate initial sales charges on Fund share sales                                     $83                $24
Initial sales charges retained by CMD                                                    12                 (c)
Aggregate contingent deferred sales charges (CDSC) on Fund
   redemptions retained by CMD                                                            0                  0

                                CLASS B SHARES(D)

                                                                   Year ended        Year ended    Eleven months Ended
                                                                 September 30,     September 30,      September, 30
                                                                      2005              2004             2003(b)
                                                               -----------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                                       $2                (c)
Class B Shares were not offered by the Small Company Fund
   during the last three fiscal years.

                                CLASS C SHARES(E)

                                                                   Year ended        Year ended    Eleven months Ended
                                                                 September 30,     September 30,      September, 30
                                                                      2005              2004             2003(b)
                                                               -----------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                                      (c)                 $0

                               CLASS G SHARES(F)

                                                                                                                            Fiscal
                                                                                                                            Period
                                                                   Year ended        Year ended    Eleven months Ended      ended
                                                                 September 30,     September 30,      September, 30      October 31,
                                                                      2005              2004             2003(b)             2002
                                                               -----------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions received by
   PFPC Distributors and PDI                                                            $14                $13               $21

                               CLASS T SHARES(G)

                                                                                                                            Fiscal
                                                                                                                            Period
                                                                   Year ended        Year ended    Eleven months Ended      ended
                                                                 September 30,     September 30,      September, 30      October 31,
                                                                      2005              2004             2003(b)             2002
                                                               -----------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund share sales                                      $3                $(c)               $47
Aggregate CDSC on Fund redemptions retained by CMD, PFPC
   Distributors and PDI                                                                   0                  6                  0

(a) On November 18, 2002, the Galaxy Small Company Equity Fund, Prime A shares were redesignated Class A shares.

(b) The Small Company Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c)  Rounds to less than one.

(d) On November 18, 2002, the Galaxy Small Company Equity Fund, Prime B shares were redesignated Class B shares.

(e)  Class C shares were initially offered on November 18, 2002.

(f) On November 18, 2002, the Galaxy Small Company Equity Fund, Retail B shares were redesignated Class G shares.

(g) On November 18, 2002, the Galaxy Small Company Equity Fund l Retail A shares were redesignated Class T shares.


                                       kk

                                CLASS A SHARES(B)

                                                                           Year ended      Year ended    Eleven months ended
                                                                         September 30,   September 30,      September 30,
DIVIDEND FUND                                                                 2005            2004             2003(a)
----------------------------------------------------------------------   -------------   -------------   -------------------
Aggregate initial sales charges on Fund share sales
Initial sales charges retained by CMD                                                         $111                $1
Aggregate contingent deferred sales charges (CDSC) on Fund redemptions
   retained by CMD                                                                              18                 0

                                CLASS B SHARES(B)

                                                                                           Year ended    Eleven months ended
                                                                           Year ended    September 30,      September 30,
                                                                              2005            2004             2003(a)
                                                                         -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                                             $8                $101

                                CLASS C SHARES(B)

                                                                           Year ended      Year ended    Eleven months ended
                                                                         September 30,   September 30,      September 30,
                                                                              2005            2004             2003(a)
                                                                         -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                                            (e)               $1,563

                                CLASS G SHARES(C)

                                                        Year Ended      Year ended    Eleven Months ended    Year ended
                                                      September, 30   September 30,       September 30      October 31,
                                                           2005            2004              2003(a)            2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Fund redemptions received by PFPC
   Distributors, PDI and/or FD Distributors                                $19                $30               $46

                                CLASS T SHARES(D)

                                                        Year Ended      Year ended    Eleven Months ended    Year ended
                                                      September, 30   September 30,       September 30      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Predecessor Fund
   share sales                                                              $3               $1,167             $60
Aggregate CDSC on Fund redemptions retained by
   CMD, PFPC Distributors, PDI and/or FD
   Distributors                                                              0                    0               0

(a) The Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b)  Classes A, B and C shares were initially offered on November 25, 2002.

(c) On November 25, 2002, the Fund's Retail B shares were redesignated Class G shares.

(d) On November 25, 2002, the Fund's Retail A shares were redesignated Class T shares.

(e)  Rounds to less than one.


                                       ll

12B-1 PLAN, SHAREHOLDER SERVICING PLAN, CDSCS AND CONVERSION OF SHARES All of the Funds offer Class A, Class B, Class C, Class G, Class T and Class Z shares. The Funds may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act. Under the Plan, the Funds pay CMD monthly a service fee at an annual rate of 0.25% of each Fund's average daily net assets attributed to Class A, B and C shares. The Funds also pay CMD monthly a distribution fee at an annual rate of 0.10% of each Fund's average daily net assets attributed to Class A shares and 0.75% of each Fund's average daily net assets attributed to Class B and Class C shares.

For the current fiscal year, CMD intends to limit aggregate 12b-1 fees for Class A shares to 0.25%. The Funds also may pay CMD distribution and service fees up to a maximum of 1.15% of such Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, shareholder liaison services and administrative support services).

For the current fiscal year, the Fund's payments under the Plan for each of distribution services, shareholder liaison services and administrative support services will be limited to 0.95% (on an annualized basis) of the average daily net asset value of Class G shares owned of record or beneficially by customers of institutions. Such limitations may be revoked at any time. CMD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CMD's expenses, CMD may realize a profit from the fees. The Plan authorizes any other payments by the Funds to CMD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of the Funds' assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

Class T shares of the Funds are subject to a shareholder servicing fee pursuant to a Shareholder Servicing Plan. Under the Shareholder Servicing Plan, a Fund may enter into agreements with institutions pursuant to which an institution agrees to provide certain administrative and support services to its customers who are the beneficial owners of Class T shares. Services provided by such institutions to their customers include aggregating and processing purchase and redemption requests and placing net purchase and redemption orders. In return for providing these services, the Fund agrees to pay each institution a fee at an annual rate of up to 0.50%, comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services of the average daily net assets attributable to Class T shares owned beneficially by the institution's customers. Current service arrangements are limited to payments of 0.30% for the Funds.

Under the Shareholder Servicing Plan, the Trustees must review, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which those expenditures were made. The initial term of the Shareholder Servicing Plan is one year and it will continue in effect from year to year after its initial one-year term provided that its continuance is specifically approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Shareholder Servicing Plan or in any agreement related to it. Any material amendment to the Shareholder Servicing Plan must be approved in the same manner. The Shareholder Servicing Plan is terminable at any time with respect to any Fund by a vote of a majority of the Independent Trustees. While the Shareholder Servicing Plan is in effect, only the Independent Trustees may select and nominate any future Independent Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class G shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on when you purchased your shares that were exchanged for Class G shares. Class T shares are offered at net asset value plus varying sales charges which may include a CDSC. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectuses.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares mm
representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.

A certain number of years, depending on when you purchased your shares that were exchanged for Class G shares, after the end of the month in which you purchased your shares that were exchanged for Class G shares, such Class G shares and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class T shares having an equal value, which are not subject to the distribution fee. See Part 2 of this Statement of Additional Information for the CDSCs and conversion schedules applicable to Class G shares received in exchange for Retail B shares purchased or acquired prior to January 1, 2001.

SALES-RELATED EXPENSES (dollars in thousands) of CMD relating to the Funds for the fiscal year ended September 30, 2004, were (a):

                                                               ASSET ALLOCATION FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                         $5       $83       $ 4       $167      $641
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          1         1        (a)         3         9
Allocated travel, entertainment and other
   promotional expenses (including advertising)       3         2         1          6         4

                                                                    GROWTH FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                         $9       $133      $ 4       $174      $793
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          2          2       (a)         7         5
Allocated travel, entertainment and other
   promotional expenses (including advertising)       5          3        1         15        10

                                                                     VALUE FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                         $4       $38       $ 2       $32       $449
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          1         1         1         1          2
Allocated travel, entertainment and other
   promotional expenses (including advertising)       1         1        (a)        2          4

                                                                 COMMON STOCK FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                        $29       $61       $ 2       $92       $665
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          2         1        (a)        2          2
Allocated travel, entertainment and other
   promotional expenses (including advertising)       5         2        (a)        4          4


                                       nn

                                                                   SMALL CAP FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                        $786     $1,382     $649     $36        $478
Cost of sales material relating to the Fund
   (including printing and mailing expenses)         185         30       57      (a)         18
Allocated travel, entertainment and other
   promotional expenses (including advertising)      374         60      116       2          37

                                                                 SMALL COMPANY FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                        $21       $70       $11       $20       $237
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          5         2         1         1          1
Allocated travel, entertainment and other
   promotional expenses (including advertising)      10         3         2         2          3

                                                                   DIVIDEND FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                        $14       $160      $17       $26       $338
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          5          3        1        (a)         1
Allocated travel, entertainment and other
   promotional expenses (including advertising)       9          7        3         1          2

(a)  Rounds to less than one.

CUSTODIAN OF THE FUNDS

State Street Bank & Trust Company, located at 2 Avenue De Lafayette, Boston, MA 02111-2900, is the Funds' custodian. The custodian is responsible for safeguarding the Funds' cash and securities, receiving and delivering securities and collecting the Funds' interest and dividends.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE FUND

PricewaterhouseCoopers LLP, located at 125 High Street, Boston, Massachusetts 02110-1707, are the Fund's independent registered public accounting firm, providing audit and tax return review preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included for the fiscal year ended September 30, 2005, in reliance upon the report of PricewaterhouseCoopers LLP, given on the authority of said firm as experts in accounting and auditing.

Ernst & Young LLP located at 200 Clarendon Street, Boston, Massachusetts 02116, were the independent registered public accounting firm for the Funds and for the Predecessor Galaxy Funds for the period ended September 30, 2003 and the fiscal years ended October 31, 2002, 2001, 2000 and 1999. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the reports of Ernst & Young LLP, for the period ended September 30, 2003 and for the fiscal years ended October 31, 2002, 2001, 2000 and 1999 given on the authority of said firm as experts in accounting and auditing.


                                       oo

                      STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include the series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Columbia Funds Trust VIII, Columbia Funds Series Trust I (formerly named Columbia Funds Trust IX) and Columbia Funds Trust XI (each a Trust and together, the Trusts, also known as Fund Complex). In certain cases, the discussion applies to some, but not all, of the Funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING

In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.

SHORT SALES

A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

LOWER-RATED DEBT SECURITIES

Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the Fund's achievement of its investment goal; and

4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

COMMON STOCK, PREFERRED STOCK AND WARRANTS

Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the company's capital stock at a set price for a specified period of time.

FOREIGN SECURITIES

The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a sub-custodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

The Fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

EXCHANGE-TRADED FUNDS ("ETFS"). The Fund may invest in ETFs up to the maximum amount allowable under the 1940 Act. ETFs are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international.

ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.

The Fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders of the Fund may also indirectly bear similar expenses of an ETF.

ZERO COUPON SECURITIES (ZEROS)

The Fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)

The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSIT are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by a business to finance short-term needs (including promissory notes with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement in which the Fund would be allowed to invest directly.

CERTIFICATES OF DEPOSIT are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. TIME DEPOSITS are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central

Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund.

BANK OBLIGATIONS include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part 1 of this SAI. For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a Fund's assets that may be invested in STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component is usually volatile in response to changes in interest rates.

In U.S. TREASURY ROLLS, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

COMMERCIAL PAPER is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

STRIPPED OBLIGATIONS

To the extent consistent with their investment objective, Funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the Funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Funds' Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

MUNICIPAL SECURITIES

Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this SAI and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, each

Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

PRIVATE ACTIVITY BONDS

The Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

MUNICIPAL LEASE OBLIGATIONS

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

SECURITIES LOANS

The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

INTERFUND BORROWING AND LENDING

The Fund may lend money to and borrow money from other affiliated registered open-end investment companies. The Fund may borrow through the program when the Advisor believes borrowing is appropriate and the costs are equal to or lower than the costs of bank loans. When borrowing money, the Fund is subject to the risk that the securities the Fund acquires with the borrowed money or would otherwise have sold will decline in value. When lending money, the Fund is subject to the risk that the borrower will be unwilling or unable to make timely payments of interest or principal.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)

The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Fund from the transaction.

REITS

The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy.

ASSET-BACKED SECURITIES

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively lengthen the expected maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

CUSTODY RECEIPTS AND TRUST CERTIFICATES. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly "disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

LINE OF CREDIT

The Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goal and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian..

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities;

three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

MUNICIPAL BOND INDEX FUTURES CONTRACTS. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

OPTIONS ON FUTURES CONTRACTS. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The Funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

OPTIONS ON FOREIGN STOCK INDICES. The Funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

SWAP AGREEMENTS (SWAPS, CAPS, COLLARS AND FLOORS)

The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

EQUITY SWAPS

The Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

RISK FACTORS IN EQUITY SWAP TRANSACTIONS. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the portfolio managers do not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. See "Taxes" for information on tax risks associated with equity swaps.

FOREIGN CURRENCY TRANSACTIONS

The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

PARTICIPATION INTERESTS

The Fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

VARIABLE AND FLOATING RATE OBLIGATIONS

Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

If a variable or floating rate instrument is not rated, the Fund's Advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

CURRENCY SWAPS. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

GUARANTEED INVESTMENT CONTRACTS

Pursuant to guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.

The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.

BANK INVESTMENT CONTRACTS

Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the Funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

LOAN PARTICIPATIONS

Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

STRUCTURED INVESTMENTS

Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.

Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.

YANKEE OBLIGATIONS

Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

AMERICAN, EUROPEAN, CONTINENTAL AND GLOBAL DEPOSITARY RECEIPTS

American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

TEMPORARY CASH BALANCES

The Funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.

TAXES

In this section, all discussions of taxation at the shareholder and fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

FEDERAL TAXES. Although it may be one of several series in a single trust, the Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (Code). The Fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets.

To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer, other than U.S. government securities or other regulated investment companies; or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (c) distribute with respect to each year at least 90% of its taxable net investment income, its tax-exempt interest income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation , provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do not apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of
(c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. As a regulated investment company that is accorded special tax treatment, the Fund will not be subject to any federal income taxes on its net investment income and net realized capital gains that it distributes to shareholders on the form of dividends and in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" accorded special tax treatment in any taxable year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions (including any distributions of net tax-exempt income and net long-term capital gains) would generally be taxable as ordinary income to the shareholders, except to the extent they were treated as "qualified dividend income," as described below. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the federal corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends may be, however, includable in adjusted current earnings for purposes of computing corporate federal AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces tax basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.

FUND DISTRIBUTIONS. Distributions from the Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) will generally be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning on or before December 31, 2008.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price of the shareholder paid). Distributions are taxable whether received in cash or in Fund shares.

QUALIFIED DIVIDEND INCOME. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. With respect to a Fund investing in bonds, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

In general, distributions of investment income properly designated by the Fund as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt Fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder (but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes). The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

Income from certain "private activity bonds" issued after August 7, 1986, is treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time Fund shares are held by the shareholder.

A tax-exempt Fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the Fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users, as further defined in the Code. Income derived from the Fund's investments other than tax-exempt instruments may give rise to taxable income. The Fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of Fund shares to the extent of tax-exempt dividends paid during that period. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Under Treasury regulations, if on a disposition of Fund shares a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder will likely have to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. You are advised to consult with your tax advisor.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to backup withholding for taxpayers who fail to furnish a correct taxpayer identification number, who have under-reported dividend or interest income, or who fail to certify to the Fund that the shareholder is a United States person and is not subject to the withholding. This number and certification may be provided by either a Form W-9 or the accompanying application. In certain instances, CMS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This may produce a difference between the Fund's book income and its taxable income possibly accelerating distributions or converting distributions of book income and gains to returns of capital for book purposes.

If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal income tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund." A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

NON-U.S. SHAREHOLDERS. In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the recent legislation, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S.

person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Recent legislation modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the legislation, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning on September 1, 2005) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES (THIS SECTION IS APPLICABLE ONLY TO THE COLUMBIA TAX-MANAGED GROWTH FUND)

FEDERAL GIFT TAXES. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.

Under the Columbia Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceed $11,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.

Under the Columbia Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.

No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), including taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount, which is $1,000,000 for gifts made after December 31, 2001, and before January 1, 2010.

Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's Federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.

The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $22,000.

The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

GENERATION-SKIPPING TRANSFER TAXES

If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Columbia Advantage Plan and does not exceed the available annual exclusion amount. An exemption (the "GST exemption"), equal to $1.5 million in 2005, is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate (47% for gifts made in 2005) on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.

INCOME TAXES

The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Columbia Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.

Under the Columbia Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.

If the donor selects the Columbia Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 35%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 15%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.

When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

CONSULTATION WITH QUALIFIED ADVISOR

Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.

MANAGEMENT OF THE FUNDS The Advisor provides administrative and management services to the Funds. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. (NPMI), merged into Columbia Management Advisors, Inc. Each of the four merging companies was a registered investment advisor and advised various Funds in the Fund Complex. The Advisor, located at 100 Federal Street, Boston, Massachusetts 02110, is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. The Advisor has been an investment advisor since 1969.

In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. (NFMI), a subsidiary of NPMI and a registered investment advisor that advised several Funds in the Fund Complex, merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the Advisor to the Funds previously advised by NFMI.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 49)        Trustee       1996       Executive Vice President -         101        Nash Finch Company (food
P.O. Box 66100                                             Strategy of United Airlines                         distributor)
Chicago, IL 60666                                          (airline) since December,
                                                           2002 (formerly President of
                                                           UAL Loyalty Services
                                                           (airline) from September,
                                                           2001 to December, 2002;
                                                           Executive Vice President
                                                           and Chief Financial Officer
                                                           of United Airlines from
                                                           July, 1999 to September,
                                                           2001; Senior Vice
                                                           President-Finance from
                                                           March, 1993 to July, 1999).

Janet Langford Kelly (Age 47)     Trustee       1996       Partner, Zelle, Hofmann,           101                    None
9534 W. Gull Lake Drive                                    Voelbel, Mason & Gette LLP
Richland, MI 49083-8530                                    (law firm) since March,
                                                           2005; Adjunct Professor of
                                                           Law, Northwestern
                                                           University, since
                                                           September, 2004 (formerly
                                                           Chief Administrative
                                                           Officer and Senior Vice
                                                           President, Kmart Holding
                                                           Corporation (consumer
                                                           goods), from September,
                                                           2003 to March, 2004;
                                                           Executive Vice
                                                           President-Corporate
                                                           Development and
                                                           Administration, General
                                                           Counsel and Secretary,
                                                           Kellogg Company (food
                                                           manufacturer), from
                                                           September, 1999 to August,
                                                           2003; Senior Vice
                                                           President, Secretary and
                                                           General Counsel, Sara Lee
                                                           Corporation (branded,
                                                           packaged, consumer-products
                                                           manufacturer) from January,
                                                           1995 to September, 1999).

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Richard W. Lowry (Age 69)         Trustee       1995       Private Investor since            103(3)                  None
10701 Charleston Drive                                     August, 1987 (formerly
Vero Beach, FL 32963                                       Chairman and Chief
                                                           Executive Officer, U.S.
                                                           Plywood Corporation
                                                           (building products
                                                           manufacturer)).

Charles R. Nelson (Age 62)        Trustee       1981       Professor of Economics,           101                     None
Department of Economics                                    University of Washington,
University of Washington                                   since January, 1976; Ford
Seattle, WA 98195                                          and Louisa Van Voorhis
                                                           Professor of Political
                                                           Economy, University of
                                                           Washington, since
                                                           September, 1993 (formerly
                                                           Director, Institute for
                                                           Economic Research,
                                                           University of Washington
                                                           from September, 2001 to
                                                           June, 2003); Adjunct
                                                           Professor of Statistics,
                                                           University of Washington,
                                                           since September, 1980;
                                                           Associate Editor, Journal
                                                           of Money Credit and
                                                           Banking, since September,
                                                           1993; consultant on
                                                           econometric and statistical
                                                           matters.

John J. Neuhauser (Age 62)        Trustee       1985       Academic Vice President and       103(3)        Saucony, Inc. (athletic
84 College Road                                            Dean of Faculties since                                footwear)
Chestnut Hill, MA 02467-3838                               August, 1999, Boston
                                                           College (formerly Dean,
                                                           Boston College School of
                                                           Management from September,
                                                           1977 to August, 1999).

Patrick J. Simpson (Age 61)       Trustee       2000       Partner, Perkins Coie             101                     None
1120 N.W. Couch Street                                     L.L.P. (law firm).
Tenth Floor
Portland, OR 97209-4128

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas E. Stitzel (Age 69)        Trustee       1998       Business Consultant since          101                    None
2208 Tawny Woods Place                                     1999 (formerly Professor of
Boise, ID 83706                                            Finance from 1975 to 1999,
                                                           College of Business, Boise
                                                           State University);
                                                           Chartered Financial
                                                           Analyst.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 68)       Trustee       1996       Partner and Senior Advisor,        101            Anixter International
8 Sound Shore Drive,                and                    Chicago Growth Partners                             (network support
Suite 285                        Chairman                  (private equity investing)                       equipment distributor);
Greenwich, CT 06830               of the                   since September, 2004                              Ventas, Inc. (real
                                   Board                   (formerly Managing                                  estate investment
                                                           Director, William Blair                            trust); Jones Lang
                                                           Capital Partners (private                         LaSalle (real estate
                                                           equity investing) from                          management services) and
                                                           September, 1994 to                                Ambac Financial Group
                                                           September, 2004).                                  (financial guaranty
                                                                                                                  insurance)

Anne-Lee Verville (Age 59)        Trustee       1998       Retired since 1997                 101          Chairman of the Board of
359 Stickney Hill Road                                     (formerly General Manager,                      Directors, Enesco Group,
Hopkinton, NH 03229                                        Global Education Industry,                      Inc. (designer, importer
                                                           IBM Corporation (computer                          and distributor of
                                                           and technology) from 1994                             giftware and
                                                           to 1997).                                             collectibles)

Richard L. Woolworth (Age 64)     Trustee       1991       Retired since December 2003        101            Northwest Natural Gas
100 S.W. Market Street                                     (formerly Chairman and                          Co. (natural gas service
#1500                                                      Chief Executive Officer,                                provider)
Portland, OR 97207                                         The Regence Group (regional
                                                           health insurer); Chairman
                                                           and Chief Executive
                                                           Officer, BlueCross
                                                           BlueShield of Oregon;
                                                           Certified Public
                                                           Accountant, Arthur Young &
                                                           Company)

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
INTERESTED TRUSTEE
William E. Mayer(2) (Age 65)      Trustee       1994       Partner, Park Avenue Equity       103(3)         Lee Enterprises (print
399 Park Avenue                                            Partners (private equity)                        media), WR Hambrecht +
Suite 3204                                                 since February, 1999                             Co. (financial service
New York, NY 10022                                         (formerly Partner,                                 provider); Reader's
                                                           Development Capital LLC                           Digest (publishing);
                                                           from November, 1996 to                             OPENFIELD Solutions
                                                           February, 1999).                                    (retail industry
                                                                                                             technology provider)

(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

                                              Year First
                                              Elected or
                                  Position     Appointed                            Principal Occupation(s)
     Name, Address and Age       with Funds    to Office                             During Past Five Years
------------------------------   ----------   ----------   -------------------------------------------------------------------------
OFFICERS
Christopher L. Wilson (Age 48)    President      2004      Head of Mutual Funds since August, 2004 and Senior Vice President of the
One Financial Center                                       Advisor since January, 2005; President of the Columbia Funds, Liberty
Boston, MA 02111                                           Funds and Stein Roe Funds since October, 2004; President and Chief
                                                           Executive Officer of the Nations Funds since January, 2005; President of the Galaxy Funds since April 2005; Director of Bank of America Global
                                                           Liquidity Funds, plc since May 2005; Director of Banc of America Capital
                                                           Management (Ireland), Limited since May 2005; Senior Vice President of
                                                           BACAP Distributors LLC since January, 2005; Director of FIM Funding, Inc.
                                                           since January, 2005; Senior Vice President of Columbia Management
                                                           Distributors, Inc. since January, 2005; Director of Columbia Management
                                                           Services, Inc. since January, 2005 (formerly President and Chief
                                                           Executive Officer, CDC IXIS Asset Management Services, Inc. from
                                                           September, 1998 to August, 2004).

J. Kevin Connaughton (Age 40)     Treasurer      2000      Treasurer of the Columbia Funds since October, 2003 and of the Liberty
One Financial Center                                       Funds, Stein Roe Funds and All-Star Funds since December, 2000; Vice
Boston, MA 02111                                           President of the Advisor since April, 2003 (formerly President of the
                                                           Columbia Funds, Liberty Funds and Stein Roe Funds from February, 2004 to
                                                           October, 2004; Chief Accounting Officer and Controller of the Liberty
                                                           Funds and All-Star Funds from February, 1998 to October, 2000); Treasurer of the Galaxy Funds since September, 2002 (formerly Treasurer from
                                                           December, 2002 to December, 2004 and President from February, 2004 to
                                                           December, 2004 of the Columbia Management Multi-Strategy Hedge Fund, LLC;
                                                           Vice President of Colonial Management Associates, Inc. from February,
                                                           1998 to October, 2000).

Mary Joan Hoene (Age 55)           Senior        2004      Senior Vice President and Chief Compliance Officer of the Columbia Funds,
100 Federal Street                  Vice                   Liberty Funds, Stein Roe Funds and All-Star Funds since August, 2004;
Boston, MA 02110                  President                Chief Compliance Officer of the Columbia Management Multi-Strategy Hedge
                                  and Chief                Fund, LLC since August, 2004; Chief Compliance Officer of the BACAP
                                 Compliance                Alternative Multi-Strategy Hedge Fund LLC since October, 2004 (formerly
                                   Officer                 Partner, Carter, Ledyard & Milburn LLP from January, 2001 to August,
                                                           2004; Counsel, Carter, Ledyard & Milburn LLP from November, 1999 to
                                                           December, 2000; Vice President and Counsel, Equitable Life Assurance
                                                           Society of the United States from April, 1998 to November, 1999).

Michael G. Clarke (Age 35)          Chief        2004      Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein Roe
One Financial Center             Accounting                Funds and All-Star Funds since October, 2004 (formerly Controller of the
Boston, MA 02111                   Officer                 Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds from
                                                           May, 2004 to October, 2004; Assistant Treasurer from June, 2002 to May,
                                                           2004; Vice

                                                           President, Product Strategy & Development of the Liberty Funds and Stein
                                                           Roe Funds from February, 2001 to June, 2002; Assistant Treasurer of the
                                                           Liberty Funds, Stein Roe Funds and the All-Star Funds from August, 1999 to February, 2001; Audit Manager, Deloitte & Toche LLP from May, 1997 to
                                                           August, 1999).

Jeffrey R. Coleman (Age 35)      Controller      2004      Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                       All-Star Funds since October, 2004 (formerly Vice President of CDC IXIS
Boston, MA 02111                                           Asset Management Services, Inc. and Deputy Treasurer of the CDC Nvest
                                                           Funds and Loomis Sayles Funds from February, 2003 to September, 2004;
                                                           Assistant Vice President of CDC IXIS Asset Management Services, Inc. and
                                                           Assistant Treasurer of the CDC Nvest Funds from August, 2000 to February,
                                                           2003; Tax Manager of PFPC, Inc. from November, 1996 to August, 2000).

R. Scott Henderson (Age 45)       Secretary      2004      Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds since
One Financial Center                                       December, 2004 (formerly Of Counsel, Bingham McCutchen from April, 2001
Boston, MA 02111                                           to September, 2004; Executive Director and General Counsel, Massachusetts
                                                           Pension Reserves Investment Management Board from September, 1997 to
                                                           March, 2001).

Trustee Positions

As of December 31, 2004, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity.

General

Messrs. Lowry, Mayer and Neuhauser are also trustees/directors of the Liberty All-Star Funds.

The Trustees serve as trustees of 101 registered investment companies managed by the Advisor for which each Trustee receives a retainer at the annual rate of $45,000 and an attendance fee of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December, 2003, Mr. Theobald began serving as the Chairman of the Board. As the independent chairman of the board, Mr. Theobald receives a supplemental retainer at the annual rate of of $100,000; the chair of the Audit Committee receives a supplemental retainer at the annual rate of $10,000; the chair of each other committee receives a supplemental retainer at the annual rate of $5,000. Members of each committee, except the Audit Committee, receive $1,500 for each committee meeting. Each Audit Committee member receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 133 open-end and 10 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

MANAGEMENT AGREEMENT

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. Columbia Management Distributors, Inc. (formerly named Columbia Funds Distributor, Inc.) pays the cost of printing and distributing all other Prospectuses.

ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO CERTAIN FUNDS AND THEIR RESPECTIVE TRUSTS. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION REGARDING YOUR FUND).

Under an Administration Agreement, the Advisor, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

          (a)  providing office space, equipment and clerical personnel;

          (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund;

          (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

          (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

          (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

          (f)  maintaining certain books and records of each Fund.

With respect to Columbia Money Market Fund (formerly named Liberty Money Market
Fund) and Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund), the Administration Agreement for these Funds provides that the Advisor will monitor compliance by the Fund with Rule 2a-7 under the 1940 Act and report to the Trustees from time to time with respect thereto. The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

TRUST SERVICES AGREEMENT

Pursuant to a Trust Services Agreement, CMS provides the Columbia Tax-Managed Growth Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. CMS's fee is described in the Prospectuses of the Columbia Tax-Managed Growth Fund.

THE PRICING AND BOOKKEEPING AGREEMENT

The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement. SEE "FUND CHARGES AND EXPENSES" IN
PART 1 OF THIS SAI FOR INFORMATION ON THESE FEES.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the Funds. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The Funds and clients advised by the Advisor or the Funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.

POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Advisor believes are faced by investment professionals at most major financial firms. The Advisor and the Trustees of the Columbia Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

          - The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

          - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

          - The trading of other accounts could be used to benefit higher-fee accounts (front- running).

          - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

"Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Advisor and the Funds' Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Columbia-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

The Advisor or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

A Fund's portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at the Advisor, including each Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Advisor and each Fund, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of each Fund.

BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute securities transactions for a Fund.

The Advisor places the transactions of the Funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the Funds' transactions where the Funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by Funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a Fund.

The Advisor may use the services of affiliated broker-dealers, when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

PRINCIPAL UNDERWRITER

CMD is the principal underwriter of the Trust's shares. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT

CMS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CMS is based on number of accounts plus reimbursement for certain out-of-pocket expenses. SEE

"FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY CMS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CMS or generally by 6 months' notice by CMS to the Fund. The agreement limits the liability of CMS to the Fund for loss or damage incurred by the Fund to situations involving a failure of CMS to use reasonable care or to act in good faith and without negligence in performing its duties under the agreement. The Fund will indemnify CMS from, among other things, any and all claims, actions, suits, losses, costs, damages, and expenses incurred by it in connection with its acceptance of this Agreement, provided that: (i) to the extent such claims, actions, suits, losses, costs, damages, or expenses relate solely to a particular series or group of series of shares, such indemnification shall be only out of the assets of that series or group of series; (ii) this indemnification shall not apply to actions or omissions constituting negligence or misconduct of CMS or its agents or contractors, including but not limited to willful misfeasance, bad faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under this Agreement; and (iii) CMS shall give a Fund prompt notice and reasonable opportunity to defend against any such claim or action in its own name or in the name of CMS.

CODE OF ETHICS

The Funds, the Advisor, and CMD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

ANTI-MONEY LAUNDERING COMPLIANCE

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account, halting all shareholder activity with respect to such account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

PROXY VOTING POLICIES AND FUND PROXY VOTING RECORD

The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

The Advisor's proxy voting guidelines and procedures are included in this SAI as Appendix II. In accordance with SEC regulations, the fund's proxy voting record for the last twelve-month period ended June 30 has been filed with the SEC. You may obtain a copy of the fund's proxy voting record (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Columbia Funds have adopted policies with respect to the disclosure of the Funds' portfolio holdings by the Funds, Columbia Management, or their affiliates. These policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Funds' website at www.columbiafunds.com, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Fund's policies are described below. The Trustees shall be updated as needed regarding the Fund's compliance with the policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Columbia Management and its affiliates. The Fund's policies prohibit Columbia Management and the Fund's other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund's shares, third-party service providers, rating and ranking organizations and affiliated persons of the Fund.

PUBLIC DISCLOSURES. The Fund's portfolio holdings are currently disclosed to the public through required filings with the SEC and, for equity and fixed income funds, on the Fund's website at www.columbiafunds.com. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund's fiscal year). Shareholders may obtain the Fund's Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Fund's Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

The equity and fixed income Columbia Funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:

                                                            FREQUENCY OF
   TYPE OF FUND              INFORMATION PROVIDED            DISCLOSURE            DATE OF WEB POSTING
------------------   ------------------------------------   ------------   ----------------------------------
   Equity Funds      Full portfolio holdings information.      Monthly      30 calendar days after month-end.
Fixed Income Funds   Full portfolio holdings information.     Quarterly    60 calendar days after quarter-end

The scope of the information provided relating to the Fund's portfolio that is made available on the website may change from time to time without prior notice.

For Columbia's money market funds, a complete list of a Fund's portfolio holdings shall be publicly available on a monthly basis on the fifth business date after month-end. Shareholders may request such information by writing or calling the Fund's distributor, Columbia Management Distributors, Inc. at the address listed on the cover of this SAI.

A Fund, Columbia Management or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

OTHER DISCLOSURES. The Fund's policies provide that non-public disclosures of the Fund's portfolio holdings may be made if (1) the Fund has a legitimate business purpose for making such disclosure, (2) the Fund's chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.

The Fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to Columbia Management and its affiliates, these service providers include the Fund's custodian and sub-custodians, the Fund's independent registered public accounting firm, legal counsel, financial printers(R.R. Donnelly & Sons and Bowne & Co., Inc.), the Fund's proxy voting service provider (Alamo Direct Mail Services, Inc.), the Fund's proxy solicitor (Georgeson Shareholder Communications Inc.), rating agencies that maintain ratings on certain Columbia Funds (Fitch, Inc.) and service providers that support Columbia Management's trading systems (InvestorTool, Inc. and Thomson Financial).These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. The Fund may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Certain clients of the Fund's investment adviser(s) may follow a strategy similar to that of the Fund, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Fund.

DETERMINATION OF NET ASSET VALUE

Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the official closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value following procedures approved by the Trust's Board of Trustees.

(The following two paragraphs are applicable only to Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund) and Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund))

Trading in securities on stock exchanges and over-the-counter markets in foreign securities markets is normally completed well before the close of the business day in New York. Trading on foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

AMORTIZED COST FOR MONEY MARKET FUNDS (SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "INFORMATION CONCERNING THE FUND" IN PART 1 OF THE SAI OF COLUMBIA MONEY MARKET FUND (FORMERLY NAMED LIBERTY MONEY MARKET FUND) AND COLUMBIA MUNICIPAL MONEY MARKET FUND (FORMERLY NAMED LIBERTY MUNICIPAL MONEY MARKET
FUND))

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Under the amortized cost method a security is initially valued at cost and thereafter any discount or premium from maturity value is amortized ratably to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. If a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Columbia Money Market Fund (formerly named Liberty Money Market Fund) or the Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund) for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund may accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CMS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Investors should understand that, since the offering price of the Fund's shares is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge paid as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CMD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CMD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CMD may from time to time reallow additional amounts to all or certain FSFs. CMD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CMD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars. Travelers checks, gift checks, credit card convenience checks, credit cards, cash and ban counter (starter checks) are not accepted.

CMS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CMS, provided the new FSF has a sales agreement with CMD.

Shares credited to an account are transferable upon written instructions in good order to CMS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you may send the certificates to CMS for deposit to your account.

In addition to the commissions specified in a Fund's prospectus and this SAI, CMD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that CMD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CMD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, CMD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.

In addition, CMD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.

CMD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:

1st Global Capital Corp
401 Company
ABN AMRO Trust Services
ADP Retirement Services
Advest
AEGON/Transamerica
AG Edwards
American Century Services
American Express
AMG
AON Consulting
AST Trust Company
Banc of America Investment Services
BancOne
Bear Stearns
Benefit Plan Administrators
Bidwell & Company
BNY Clearing
C N A Trust
Charles Schwab
CIBC Oppenheimer
Citigroup Global Markets
CitiStreet Associates LLC
City National Bank
City of Milwaukee
Columbia Trust Company
Commonwealth Financial
Compensation & Capital
CPI Qualified Plan Consultants
Daily Access Concepts
Davenport & Company
Delaware Investments
Digital Retirement Solutions
Discover Brokerage
Dreyfus/Mellon
Edgewood Services
Edward Jones

E-Trade,
ExpertPlan
FAS Liberty Life Spectrum
Ferris Baker Watts
Fidelity
Financial Data Services
Franklin Templeton
Freeman Welwood
Gem Group
Great West Life
Hewitt Associates LLC
Huntington Bank
ING
Intermountain Health Care
Investmart, Inc.
Investment Manager Services (IMS)
Janney Montgomery Scott
JJB Hilliard Lyons
JP Morgan/American Century
Kenney Investments
Kirkpatrick Pettis Smith Polian Inc
Legg Mason Wood Walker
Liberty Life
Lincoln Financial
Lincoln Life
Linsco Private Ledger
M & T Securities
Marquette Trust Company
Mass Mutual Life
Matrix Settlement & Clearance Services (MSCS)
McDonald Investments
Merrill Lynch
MetLife
MFS
Mfund Trax
MidAtlantic Capital
Milliman USA
Morgan Keegan
Morgan Stanley Dean Witter
PFPC
Nationwide Investment Services
Neuberger Berman Mgmt
NFP Securities
NSD -NetStock Sharebuilder
NYLife Distributors
Optimum Investment Advisors
Orbitex
Pershing LLC
Phoenix Home Life
Piper Jaffray
PNC
PPI Employee Benefits
Private Bank & Trust
Prudential
Putnam Investments
Raymond James
RBC Dain Rausher
Robert W Baird
Royal Alliance
RSM McGladrey Inc.

Safeco
Scott & Stringfellow
Scudder Investments
Security Benefit
Segall Bryant Hamill
South Trust Securities
Southwest Securities
Standard Insurance
Stanton Group
State of NY Deferred Compensation Plan
Stephens, Inc.
Stifel Nicolaus & Co
Strong Capital
Sungard T Rowe Price
Trustar Retirement Services
Trustlynx/Datalynx
UBS Financial Services
USAA Investment Management
Vanguard
Wachovia
TD Waterhouse
Webster Investment Services
Wells Fargo
Wilmington Trust

PLEASE CONTACT YOUR FSF OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY
RECEIVE.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most Funds advised by the Advisor may be purchased through the Automatic Investment Plan. Electronic fund transfers for a fixed amount of at least $50 ($25 for IRA) are used to purchase a Fund's shares at the public offering price next determined after CMD receives the proceeds. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CMD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, D, T, G and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any fund distributed by CMD in which you have a current balance of at least $5,000 into the same class of shares of up to five other Funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Sales charges may apply if exchanging from a money market fund. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC or sales charges.

Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Management Services, Inc. (formerly named Columbia Funds Services, Inc.) (CMS) P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or financial advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CMD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" below for more information.

CLASS T SHAREHOLDER SERVICES PLAN. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the Trusts plan to enter into servicing agreements with institutions (including Bank of America Corporation and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each Fund other than the Columbia Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the Fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares;
(ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.

The payments under the servicing agreements entered into as of the date of this SAI are limited to an aggregate fee of not more than 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.15% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The Funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.

Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such Funds on any day do not exceed the income to be accrued to such Class T shares on that day.

The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the Funds. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Columbia's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.

TAX-SHELTERED RETIREMENT PLANS (Retirement Plans). CMD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Management prototype plans offered through CMD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CMD.

Participants in Retirement Plans not sponsored by CTC, not including Individual Retirement Accounts (IRAs), may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with CMS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CMS. The close out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any Fund distributed by CMD, or if the Retirement Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling CMS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification numbers available when calling.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CMS for more information at 1-800-345-6611.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHTS OF ACCUMULATION (Columbia Class A and Class T shares, Nations Class A shares and Galaxy Retail A shares only) (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase of Class A or Class T shares with prior purchases of other funds and classes distributed by CMD. The applicable sales charge is based on the combined total of:

1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all shares of funds for which CMD serves as distributor (Funds) held by the shareholder.

CMD must be promptly notified of each purchase with respect to which a shareholder is entitled to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CMS. A Fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A, Class E and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all fund shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund)). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CMS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement (provided the FSF returns to CMD the excess commission previously paid during the thirteen-month period). The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price.

If the amount of the Statement is not purchased, the shareholder shall remit to CMD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CMS will redeem escrowed Class A, E or T shares with a value equal to such difference. The additional FSF commission will be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CMS at 1-800-345-6611.

NET ASSET VALUE ELIGIBILITY GUIDELINES (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS).

1. Employees, brokers and various relationships that are allowed to buy at NAV. Class A shares of certain Funds may be sold at (NAV) to the following individuals, whether currently employed or retired: Employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries; Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CMD, or its successors and companies affiliated with the Advisor; Registered representatives and employees of Financial Service Firms (including their affiliates) that are parties to dealer agreements or other sales arrangements with CMD; Nations Funds' Trustees, Directors and employees of its investment sub-advisers; Broker/Dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes; employees or partners of any contractual service provider to the funds

     NAV eligibility for Class A purchase also applies to the families of the parties listed above and their beneficial accounts. Family members include: spouse, parent, stepparent, legal guardian, child, stepchild, father-in-law and mother-in-law.

     Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

     Registered broker/dealer firms that have entered into a Nations Funds dealer agreement with BACAP Distributors, LLC may buy Class A shares without paying a front-end sales charge for their investment account only.

     Banks, trust companies and thrift institutions, acting as fiduciaries.

2. Grandfathered investors. Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may purchase Class A shares of any Fund at NAV in those cases where a Columbia Fund Class Z share is not available.

     Shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at (NAV) will continue to be eligible for NAV purchases into those Nations Fund accounts opened through August 19, 2005.

     Galaxy Fund shareholders prior to December 1, 1995; and shareholders who
     (i) purchased Galaxy Fund Prime A shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.

     (For Class T shares only) Shareholders who (i) purchased Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

3. Reinstatement. Subject to the fund policy on trading of fund shares, an investor who has redeemed class A, B, C, D, G or T shares may, upon request, reinstate within 1 year a portion or all of the proceeds of such sales in shares of class A of any fund at the NAV next determined after Columbia Management Services, Inc. received a written reinstatement request and payment.

4. Retirement Plans. Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with CMD pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

5. Non-U.S. Investors. Certain pension, profit-sharing or other employee benefit plans offered to non-US investors may be eligible to purchase Class A shares with no sales charge.

6. Reorganizations. At the Fund's discretion, NAV eligibility may apply to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

7. Rights of Accumulation (ROA). The value of eligible accounts, regardless of class, maintained by you and you and your immediate family may be combined with the value of your current purchase to reach a sales discount level and to obtain the lower sales charge for your current purchase.

8. Letters of Intent (LOI). You may pay a lower sales charge when purchasing class A shares by signing a letter of intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the LOI within 13 months. If your LOI purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Class A, B, C, D, E, matured F, G and T shares) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act
     (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CMS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value at the time that the SWP is established. Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met. For redemptions in excess of 12% of the account's value at the time that the SWP is established, a CDSC will be charged on the SWP redemption. The 12% limit does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by CMD.

6. Qualified Retirement Plans. CDSCs may be waived on CMD shares sold by employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must be a participant in an alliance program th at has signed an agreement with Columbia Funds or CMD.

7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and
     (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

8. Return of Commission. CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

9. Non-U.S. Investors. CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

10. IRS Section 401 and 457. CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under
     Section 401 or 457 of the tax code.

11. Medical Payments. CDSCs may be waived on shares redeemed for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

12. Plans of Reorganization. At the Funds' discretion, CDSCs may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a fund is a party.

13. Charitable Giving Program. CDSCs may be waived on the sale of Class C or Class D shares sold by a non-profit organization qualified under Section 501(c)(3) of the tax code in connection with the Banc of America Capital Management Charitable Giving Program.

14. The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling or delay sending proceeds from your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction to CMS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CMS and many banks. Additional documentation may be required for sales by corporations, agents, fiduciaries, surviving joint owners, individual retirement account holders and other legal entities. Call CMS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, FSF's are responsible for furnishing all necessary documentation to CMS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN (SWP). The shareholder may establish a SWP. A specified dollar amount, share amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawalsof shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their share account may do so but may be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CMS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in "street name" must be made payable to the back office via the NSCC.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions by check and ACH are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, to a pre-existing bank account or furnishing a signature guaranteed request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CMS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address account and taxpayer identification numbers. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions apply to retirement plan accounts.

CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A and Z shares of certain Funds)

Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CMS will provide checks to be drawn on Mellon Trust of New England, N.A. (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks., However, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON-CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, a Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

INFORMATION APPLICABLE TO CLASS G AND CLASS T SHARES

The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the Funds are subject to a front-end sales charge. Investments in Class G shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.15% and 0.30%, respectively, of the Fund's average daily net assets attributable to its Class T shares. Class G shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.80% and 0.95%, respectively, of the Fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares. Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.

CLASS T SHARES. The public offering price for Class T shares of the Funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 to $25,000,000. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                                    REALLOWANCE TO
                                     REALLOWANCE TO DEALERS        DEALERS AS A % OF
                                    AS A % OF OFFERING PRICE        OFFERING PRICE
      AMOUNT OF TRANSACTION          PER SHARE - BOND FUNDS    PER SHARE - EQUITY FUNDS
      ---------------------         ------------------------   ------------------------
Less than $50,000                             4.25                       5.00
$50,000 but less than $100,000                3.75                       3.75
$100,000 but less than $250,000               2.75                       2.75
$250,000 but less than $500,000               2.00                       2.00
$500,000 but less than $1,000,000             1.75                       1.75
$1,000,000 and over                           0.00                       0.00

The appropriate reallowance to dealers will be paid by CMD to broker-dealer organizations which have entered into agreements with CMD. The reallowance to dealers may be changed from time to time.

Certain affiliates of the Advisor may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of Bank of America Corporation's affiliates.

INFORMATION APPLICABLE TO CERTAIN CLASS G SHARES RECEIVED BY FORMER GALAXY FUND RETAIL B SHAREHOLDERS IN CONNECTION WITH THE GALAXY/LIBERTY REORGANIZATION. The following table describes the CDSC schedul e applicable to Class G shares received by former Galaxy Fund Retail B shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 None

Class G shares received in exchange for Galaxy Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares seven years after purchase. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Asset Allocation Fund and/or International Equity Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.50
Through second year                   5.00
Through third year                    4.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Through the seventh year              None
Longer than seven years               None

If you acquired Retail B Shares in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class T shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

CLASS G SHARES PURCHASED AFTER THE GALAXY/LIBERTY REORGANIZATION. The public offering price for Class G shares of the Funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within seven years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from CMD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Columbia may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a Fund. See "Class T Shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to CMD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares. Class G shares of a Fund will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow CMD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.

Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - (i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a Fund, and subsequently acquires additional Class G shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the Fund, including those acquired through reinvestment, will convert to Class T shares of the Fund on the same date.

INFORMATION APPLICABLE TO CERTAIN CLASS B SHAREHOLDERS

Except for the following, Class B Share Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.

The following table describes the CDSC schedule applicable to Class B shares received by Galaxy Quality Plus Bond Fund shareholders in exchange for Prime B Shares in connection with the Galaxy/Liberty reorganization.

SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

     Automatic conversion to Class A shares occurs eight years after purchase.

     The Class B share discount program for purchases of $250,000 or more is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

INFORMATION APPLICABLE TO CERTAIN CLASS A SHAREHOLDERS:

     Except as set forth in the following paragraph, Class A share CDSCs are described in the Prospectuses:

     Class A shares received by former Galaxy High Quality Bond Fund shareholders in exchange for Prime A Shares in connection with the Galaxy/Liberty reorganization of that Fund are subject to a 1% CDSC upon redemption of such Class A shares if the Prime A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.

Shares of some Funds that pay daily dividends (include Funds) will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. Shares of some Funds that pay daily dividends (exclude Funds) Columbia will be earned starting with the day after that Fund receives payments for the shares. To determine whether a particular Fund is an include or exclude fund, customers can call 1-800-345-6611.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of certain other funds. The prospectus of each Fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange Consult CMS before requesting an exchange.

If you acquire Class A shares of an international fund by exchange from any other fund, you will not be permitted to exchange those shares into another fund for 30 calendar days, although you may redeem those shares at any time. An exchange order received prior to the expiration of the 30-day period will not be honored.

By calling CMS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CMS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CMS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CMS may require customary additional documentation. Prospectuses of the other Funds are available from the CMD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

Consult your FSF or CMS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund. Sales charges may apply for exchanges from money market funds.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Trust has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2005. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust's By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series. Shares of each Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

          Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

          Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

AAA bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

AA bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

BA bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Prime-1 Highest Quality
          Prime-2 Higher Quality
          Prime-3 High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these securities, and 'D' represents the lowest potential for recovery.

                                   APPENDIX II

                   COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA")
                      PROXY VOTING POLICIES AND PROCEDURES
                 ADOPTED JULY 1, 2003 AND REVISED MARCH 4, 2005

POLICY:

ALL PROXIES(1) REGARDING CLIENT SECURITIES FOR WHICH COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA") HAS ASSUMED AUTHORITY TO VOTE SHALL, UNLESS CMA DETERMINES IN ACCORDANCE WITH POLICIES STATED BELOW TO ABSTAIN FROM VOTING, BE VOTED IN A MANNER CONSIDERED BY CMA TO BE IN THE BEST INTEREST OF CMA'S CLIENTS, INCLUDING THE CMG FAMILY FUNDS(2) AND THEIR SHAREHOLDERS, WITHOUT REGARD TO ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES. THE BEST INTEREST OF CLIENTS IS DEFINED FOR THIS PURPOSE AS THE INTEREST OF ENHANCING OR PROTECTING THE ECONOMIC VALUE OF CLIENT ACCOUNTS, CONSIDERED AS A GROUP RATHER THAN INDIVIDUALLY, AS CMA DETERMINES IN ITS SOLE AND ABSOLUTE DISCRETION. IN THE EVENT A CLIENT BELIEVES THAT ITS OTHER INTERESTS REQUIRE A DIFFERENT VOTE, CMA SHALL VOTE AS THE CLIENT CLEARLY INSTRUCTS, PROVIDED CMA RECEIVES SUCH INSTRUCTIONS IN TIME TO ACT ACCORDINGLY.

CMA ENDEAVORS TO VOTE, IN ACCORDANCE WITH THIS POLICY, ALL PROXIES OF WHICH IT BECOMES AWARE, SUBJECT TO THE FOLLOWING EXCEPTIONS (UNLESS OTHERWISE AGREED) WHEN CMA EXPECTS TO ROUTINELY ABSTAIN FROM VOTING:

     1. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE THE SECURITY HAS BEEN LOANED FROM THE CLIENT'S ACCOUNT.

     2. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE CMA DEEMS THE COSTS TO THE CLIENT AND/OR THE ADMINISTRATIVE INCONVENIENCE OF VOTING THE SECURITY (E.G., SOME FOREIGN SECURITIES) OUTWEIGH THE BENEFIT OF DOING SO.

CMA SEEKS TO AVOID THE OCCURRENCE OF ACTUAL OR APPARENT MATERIAL CONFLICTS OF INTEREST IN THE PROXY VOTING PROCESS BY VOTING IN ACCORDANCE WITH PREDETERMINED VOTING GUIDELINES, AS STATED BELOW. FOR THOSE PROXY PROPOSALS THAT REQUIRE SPECIAL CONSIDERATION OR IN INSTANCES WHERE SPECIAL CIRCUMSTANCES MAY REQUIRE VARYING FROM THE PREDETERMINED GUIDELINES, THE CMG PROXY COMMITTEE WILL DETERMINE THE BEST INTEREST OF CMA'S CLIENTS AND VOTE ACCORDINGLY, WITHOUT CONSIDERATION OF ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES.

OVERVIEW:

CMA's policy is based upon its fiduciary obligation to act in its clients' best interest. Citing this obligation, the SEC has adopted rules pursuant to the Investment Advisers Act of 1940 and Investment Company Act of 1940 with respect to proxy voting.

PROCEDURE:

I. ACCOUNT POLICIES

Except as otherwise directed by the client, CMA shall vote as follows:

SEPARATELY MANAGED ACCOUNTS

CMA shall vote proxies on securities held in its separately managed accounts.

COLUMBIA TRUST COMPANY (CTC) TRUST POOLS

CMA shall vote proxies on securities held in the trust pools.

CMG FAMILY FUNDS/CMA FUND TRUST

CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

COLUMBIA PRIVATE PORTFOLIO

CMA shall vote proxies on securities held in its separately managed accounts.

ALTERNATIVE INVESTMENT GROUP

----------
(1) The term "proxy" as used herein refers to consents, elections and authorizations solicited by any party with respect to securities of any sort.

(2) A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

CMA's clients may invest in securities ("Alternative Investments") issued by alternative investment vehicles (i.e. hedge funds, private equity funds, and other alternative investment pools) that are structured as private limited partnerships ("LPs"), limited liability companies ("LLCs") or offshore corporations. Generally, CMA's Alternative Investment Group ("AIG") is the platform through which CMA provides advisory services relating to Alternative Investments.

The voting rights of Alternative Investments generally are rights of contract set forth in the limited liability company or limited partnership agreement, in the case of LLCs and LPs, or Memorandum and Articles of Association or By-laws, in the case of offshore corporations. Also, as privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, proxies are not solicited regarding Alternative Investment vehicles. Instead, consents may be solicited from members, limited partners or shareholders.

Because of the unique characteristics of Alternative Investments, CMA has a tailored process for voting Alternative Investment proxies and consents.

Process

AIG will vote all Alternative Investment proxies and consents in accordance with this Policy. The committee voting AIG proxies consists of AIG senior management, investment and operations professionals. Conflicts of interest are to be monitored and resolved as set forth in this Policy.

II. PROXY COMMITTEE

CMA shall establish a Proxy Committee whose standing members shall include the head of core equity, head of value, head of growth, head of income strategies, head of equity research and head of fixed income research. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf.

The Proxy Committee's functions shall include, in part,

          (a) direction of the vote on proposals where there has been a recommendation to the Committee, pursuant to Section IV.B, not to vote according to the predetermined Voting Guidelines stated in Section IV.A or on proposals which require special, individual consideration in accordance with Section IV.C;

          (b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

          (c) review at least annually of existing Voting Guidelines and need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

          (d) development and modification of Voting Procedures, as stated in
          Section V, as it deems appropriate or necessary.

The Proxy Committee shall establish a charter, which shall set forth the Committee's purpose, membership and operation. The Committee's charter shall be consistent, in all material respects, with this policy and procedure.

III. CONFLICTS OF INTEREST

With Other Bank of America Businesses

Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

Within CMA

Conflicts of interest may also arise from the business activities of CMA. For example, CMA might manage (or be seeking to manage) the assets of a benefit plan for an issuer. CMA may also be presented with an actual or apparent conflict of interest where proxies of securities issued by BAC or a CMG Family Fund, for which CMA serves as investment adviser, are to be voted for a client's account.

Management of Conflicts

CMA's policy is to always vote proxies in the best interest of its clients, as a whole, without regard to its own self-interest or that of its affiliates. BAC as well as CMA has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

          1. BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or (as in the case of BACAP associates) non-trust fiduciary responsibilities, including investment decision-making and proxy voting.

          2. In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.

          3. Within CMA, CMA's Code of Ethics affirmatively requires that associates of CMA act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's Clients.

          4. By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

               - To disclose to the chairperson of the Proxy Committee and the chairperson to the head of CMG Compliance any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA shall vote proxies. In the event the chairperson of the Proxy Committee has a conflict of interest regarding a given matter, he or she shall abstain from participating in the Committee's determination of whether and/or how to vote in the matter; and

               - To refrain from taking into consideration, in the decision as to whether or how CMA shall vote proxies:

                    - The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

                    - Any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of CMA or BAC.

Where a material conflict of interest is determined to have arisen in the proxy voting process that may not be adequately mitigated by voting in accordance with the predetermined Voting Guidelines, CMA's policy is to invoke one or more of the following conflict management procedures:

1. Convene the Proxy Committee for the purpose of voting the affected proxies in a manner that is free of the conflict.

2. Causing the proxies to be voted in accordance with the recommendations of a qualified, independent third party, which may include CMA's proxy voting agent.

3. In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

IV. VOTING GUIDELINES

A. THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING PROXIES:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

     - Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

          However, CMA generally will WITHHOLD votes from pertinent director nominees if:

               (i) the board as proposed to be constituted would have more than one-third of its members from management;

               (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);

               (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);

               (iv) a director serves on more than six public company boards;

               (v) the CEO serves on more than two public company boards other than the company's board.

          On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

     - Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.

     - Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

     - Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

          -    Established governance standards and guidelines.

          - Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.

          - Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

          - A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

          - Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

          - The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

     - Proposals that grant or restore shareholder ability to remove directors with or without cause.

     - Proposals to permit shareholders to elect directors to fill board vacancies.

     - Proposals that encourage directors to own a minimum amount of company stock.

     -    Proposals to provide or to restore shareholder appraisal rights.

     -    Proposals to adopt cumulative voting.

     -    Proposals for the company to adopt confidential voting.

CMA generally will vote AGAINST:

     - Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

     - Proposals that give management the ability to alter the size of the board without shareholder approval.

     - Proposals that provide directors may be removed only by supermajority vote.

     -    Proposals to eliminate cumulative voting.

     - Proposals which allow more than one vote per share in the election of directors.

     - Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

     - Proposals that mandate a minimum amount of company stock that directors must own.

     -    Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

     - Director and officer indemnification and liability protection. CMA is opposed to entirely eliminating directors' and officers' liability for monetary damages for violating the duty of care. CMA is also opposed to expanding coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. CMA supports proposals which provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he/she reasonably believed was in the best interests of the company, AND (ii) if the director's legal expenses would be covered.

     - Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

     - Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 10% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

     - Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

     -    Proposals asking a company to expense stock options.

     -    Proposals to put option repricings to a shareholder vote.

     - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

CMA generally will vote AGAINST:

     - Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.

     - Proposals to authorize the replacement or repricing of out-of-the money options.

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

     - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

          For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

     - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

     - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

     - Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

     - CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

     - CMA generally votes FOR shareholder proposals to eliminate a poison pill.

     - CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

     - CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.

Supermajority vote

     - CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

     - CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

     - Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

     - Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

          -    Credible reason exists to question:

               - The auditor's independence, as determined by applicable regulatory requirements.

               - The accuracy or reliability of the auditor's opinion as to the company's financial position.

          - Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.

     - Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

     - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

     - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

     - Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

     - Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.

CMA will vote AGAINST:

     - Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

     - Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

     - Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

     - FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

     - FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

     - Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

     - Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

     - Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

     - Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.

     - Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.

     - Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

8.  Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

     -    Board structure

     -    Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     - Ignore a shareholder proposal that is approved by a majority of shares outstanding;

     - Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

     -    Are interested directors and sit on the audit or nominating committee;
          or

     - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

     -    Past performance relative to its peers

     -    Market in which fund invests

     - Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

     - Past shareholder activism, board activity and votes on related proposals

     -    Strategy of the incumbents versus the dissidents

     -    Independence of incumbent directors; director nominees

     -    Experience and skills of director nominees

     -    Governance profile of the company

     -    Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Past performance as a closed-end fund

     -    Market in which the fund invests

     -    Measures taken by the board to address the discount

     - Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

     -    Proposed and current fee schedules

     -    Fund category/investment objective

     -    Performance benchmarks

     -    Share price performance as compared with peers

     -    Resulting fees relative to peers

     -    Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

     -    Stated specific financing purpose

     -    Possible dilution for common shares

     -    Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

     -    Potential competitiveness

     -    Regulatory developments

     -    Current and potential returns

     -    Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a nonfundamental restriction, considering the following factors:

     -    Fund's target investments

     -    Reasons given by the fund for the change

     -    Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:

     -    Political/economic changes in the target market

     -    Consolidation in the target market

     -    Current asset composition

Change in Fund's Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:

     -    Potential competitiveness

     -    Current and potential returns

     -    Risk of concentration

     -    Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

     -    Strategies employed to salvage the company

     -    Past performance of the fund

     -    Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

     -    The degree of change implied by the proposal

     -    The efficiencies that could result

     -    The state of incorporation; net effect on shareholder rights

     -    Regulatory standards and implications

CMA will vote FOR:

     - Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

     - Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

     -    Proposals enabling the Board to:

          -    Change, without shareholder approval the domicile of the fund

          - Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

     -    Regulations of both states

     -    Required fundamental policies of both states

     -    The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Fees charged to comparably sized funds with similar objectives

     -    The proposed distributor's reputation and past performance

     -    The competitiveness of the fund in the industry

     -    Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Resulting fee structure

     -    Performance of both funds

     -    Continuity of management personnel

     -    Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

     -    Performance of the fund's NAV

     -    The fund's history of shareholder relations

     -    The performance of other funds under the adviser's management

9. Alternative Investment Group ("AIG") Matters

The AIG Proxy Sub-Committee generally will vote in accordance with the guidelines set forth in this policy. With respect to matters that are not addressed by the guidelines, the AIG Proxy Sub-Committee will vote each such matter on a CASE-BY-CASE basis.

B. ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.

A Portfolio Manager, sub-adviser or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines stated in Section IV.A. In this situation, he or she shall request that the Proxy Committee consider voting the proxy other than according such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption.

C. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The following proposals require special, individual consideration. The Proxy Committee will determine how proxies related to all such proposals will be voted.

               1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

               2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

               3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

               4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

               5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified in Section IV.A.

               6. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

               7. PREEMPTIVE RIGHTS. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines set forth in Section IV above. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to effect the purposes of this Policy.

     - CMA shall use an independent, third-party vendor (currently Institutional Shareholder Services ("ISS")), to implement its proxy voting process as CMAs proxy voting agent. This retention is subject to CMA continuously assessing the vendor's independence from CMA and its affiliates, and the vendor's ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with CMA's proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor's other clients and the owners, officers or employees of any such firm, on the one hand, and CMA's clients, on the other hand. As means of performing this assessment, CMA will require various reports and notices from the vendor, as well as periodic audits of the vendor's voting record and other due diligence.

     - ISS shall provide proxy analysis and record keeping services in addition to voting proxies on behalf of CMA in accordance with this Policy.

     - On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in all accounts over which CMA has voting authority. Information regarding equity holdings for international portfolio shall be sent weekly.

     - ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be promptly noted and resolved by ISS, with notice to CMA.

     - Whenever a vote is solicited, ISS shall execute the vote according to CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section IV.A.

     - If ISS is not sure how to vote a particular proxy, then ISS will issue a request for voting instructions to CMA over a secure website. CMA personnel shall check this website regularly. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's understanding of the Voting Guidelines previously delivered to ISS. CMA shall promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

     - Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

     - ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

VI. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in CMA's Form ADV. Upon receipt of a Client's request for more information, CMA will provide to the Client a copy of this Policy and/or how CMA voted proxies for the Client pursuant to this Policy for up to a one-year period.

                         COLUMBIA LARGE CAP GROWTH FUND
                                  (THE "FUND")

   SUPPLEMENT TO THE PROSPECTUSES DATED FEBRUARY 1, 2005 (THE "PROSPECTUSES")

     The Prospectuses are hereby supplemented with the following information:

     1. The date on the front cover of each of the Prospectuses is revised to read "________________, 2005."

     2. The following sentence is added to the section entitled "Performance History":

     Year-to-date performance through ____________, 2005 for the following share classes of the Fund were as follows:

                                Class A --   ___%
                                Class T --   ___%
                                Class Z --   ___%

     3. The "Annual Fund Operating Expenses" and "Example Expenses" tables in the section entitled "Your Expenses" are updated and restated in their entirety as follows:

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                             CLASS A    CLASS B   CLASS C    CLASS T     CLASS G    CLASS Z
                                            ---------   -------   -------   ---------   ---------   -------
Management fee (1)(%)                       [0.74]       [0.74]    [0.74]   [0.74]      [0.74]       [0.74]
Distribution and service (12b-1) fees (%)   [0.25(2)]    [1.00]    [1.00]   [0.00]      [0.95(3)]    [0.00]
Other expenses (5) (%)                      [0.24]       [0.24]    [0.24]   [0.54(4)]   [0.25]       [0.24]
Total annual fund operating expenses (%)    [1.23]       [1.98]    [1.98]   [1.28]      [1.93]       [0.98]

(1) The Fund pays a management fee of 0.67% and an administration fee of 0.07%. Management fees have been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

(2) The Fund may pay distribution and service fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), but will limit such fees to an aggregate fee of not more than 0.25% for Class A shares during the current fiscal year.

(3) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95% during the current fiscal year.

(4) The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.30% during the current fiscal year.

(5) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

                                                   1 YEAR    3 YEARS    5 YEARS   10 YEARS
                                                   ------   --------   --------   --------
Class A                                            [$693]     [$943]   [$1,212]   [$1,978]
Class B:   did not sell your shares                [$201]     [$621]   [$1,068]   [$2,113]
           sold all your shares at end of period   [$701]     [$921]   [$1,268]   [$2,113]
Class C:   did not sell your shares                [$201]     [$621]   [$1,068]   [$2,306]
           sold all your shares at end of period   [$301]     [$621]   [$1,068]   [$2,306]
Class T                                            [$698]     [$958]   [$1,237]   [$2,031]
Class G:   did not sell your shares                [$196]     [$606]   [$1,042]   [$2,085]
           sold all your shares at end of period   [$696]   [$1,006]   [$1,342]   [$2,085]
Class Z                                            [$100]     [$312]     [$542]   [$1,201]

     4. The section entitled "Financial Highlights" is updated and restated in its entirety as follows:

Selected data for a share outstanding throughout each period is as follows:

                                 (UNAUDITED)
                                  SIX MONTHS                  PERIOD ENDED
                                    ENDED        YEAR ENDED     SEPTEMBER                YEAR ENDED OCTOBER 31,
                                  MARCH 31,    SEPTEMBER 30,    30, 2004     -----------------------------------------------
CLASS A SHARES                       2005         2004 (A)       (B)(C)        2002         2001         2000       1999 (D)
--------------                   -----------   -------------  ------------   -------      -------       ------      --------
NET ASSET VALUE, BEGINNING OF
   PERIOD                         $18.57         $17.59       $16.06         $ 19.74      $ 32.31       $28.95      $24.49
                                  ------         ------       ------         -------      -------       ------      ------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income (loss)     0.06(e)(f)     0.08(e)     (0.05)(e)       (0.03)(e)    (0.02)       (0.05)(e)   (0.01)
   Net realized and unrealized
      gain (loss) on
      investments                   1.31           1.06         1.61           (3.71)       (8.92)        5.13        6.37
                                  ------         ------       ------         -------      -------       ------      ------
   Total from Investment
      Operations                    1.37           0.98         1.56           (3.68)       (8.94)        5.08        6.36
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
   From net investment income      (0.02)            --        (0.03)             --           --           --          --
   From net realized gains            --             --           --              --        (3.63)       (1.72)      (1.90)
   Total distributions declared
      to shareholders              (0.02)            --        (0.03)             --        (3.63)       (1.72)      (1.90)
                                  ------         ------       ------         -------      -------       ------      ------
NET ASSET VALUE, END OF PERIOD    $19.92         $18.57       $17.59         $ 16.06      $ 19.74       $32.31      $28.95
   Total return (g)                 7.38%(h)       5.57%(i)     9.72%(h)(i)   (18.64)%(i)  (30.43)%(i)   18.36%(i)   27.30%(i)
                                  ------         ------       ------         -------      -------       ------      ------
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
   Expenses (j)                     1.27%(k)       1.28%        1.30%(k)        1.12%        1.13%        1.12%       1.14%
   Net investment income
      (loss) (j)                    0.58%(k)      (0.40)%      (0.30)%(k)       0.14%       (0.17)%      (0.10)%     (0.05)%
   Waiver/reimbursement               --             --(l)      0.02%(k)        0.05%        0.03%        0.11%       0.14%
   Portfolio turnover rate            46%(h)        126%          91%(h)          43%          48%          54%         53%
   Net assets, end of period
      (000's)                     $9,732         $3,867       $1,887         $    56      $   671       $  142      $  107
                                  ------         ------       ------         -------      -------       ------      ------


(a) On October 13, 2003, the Liberty Equity Growth Fund was renamed the Columbia Large Cap Growth Fund.

(b)  The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 18, 2002, the Galaxy Equity Growth Fund, Prime A shares were redesignated Liberty Equity Growth Fund, Class A shares.

(d)  The Fund began issuing Prime A shares on November 1, 1998.

(e) Per share data was calculated using average shares outstanding during the period.

(f) Net investment income per share reflects a special dividend which amounted to $0.09 per share.

(g) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(h)  Not annualized.

(i) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

                               (UNAUDITED)
                                SIX MONTHS
                                  ENDED         YEAR ENDED     PERIOD ENDED                YEAR ENDED OCTOBER 31,
                                MARCH 31,     SEPTEMBER 30,   SEPTEMBER 30,   ------------------------------------------------
CLASS B SHARES                     2005          2004 (A)      2004 (B)(C)      2002          2001         2000       1999 (D)
--------------                 -----------    -------------   -------------   -------       -------       ------      --------
NET ASSET VALUE,
   BEGINNING OF PERIOD         $17.76           $16.96        $15.57          $ 19.32       $ 31.94       $28.84      $24.49
                               ------           ------        ------          -------       -------       ------      ------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment loss          (0.01)(e)(f)     (0.21)(e)     (0.14)(e)        (0.14)(e)     (0.19)       (0.29)(e)   (0.10)
   Net realized and
      unrealized gain (loss)
      on investments             1.25             1.01          1.53            (3.61)        (8.80)        5.11        6.35
                               ------           ------        ------          -------       -------       ------      ------
   Total from Investment
      Operations                 1.24             0.80          1.39            (3.75)        (8.99)        4.82        6.25
                               ------           ------        ------          -------       -------       ------      ------
LESS DISTRIBUTIONS
   DECLARED TO
   SHAREHOLDERS:
   From net realized gains         --               --            --               --         (3.63)       (1.72)      (1.90)
NET ASSET VALUE, END OF
   PERIOD                      $19.00           $17.76        $16.96          $ 15.57       $ 19.32       $31.94      $28.84
   Total return (g)              6.98%(h)         4.72%(i)      8.93%(h)(i)    (19.41)%(i)   (31.00)%(i)   17.48%(i)   26.79%(i)
                               ------           ------        ------          -------       -------       ------      ------
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL
   DATA:
   Expenses (j)                  2.02%(k)         2.03%         2.13%(k)         1.99%         1.95%        1.87%       1.87%
   Net investment loss (j)      (0.15)%(k)       (1.15)%       (0.97)%(k)       (0.73)%       (0.92)%      (0.92)%     (0.78)%
   Waiver/reimbursement            --               --(l)       0.02%(k)         0.05%         0.03%        0.15%       0.32%
   Portfolio turnover rate         46%(h)          126%           91%(h)           43%           48%          54%         53%
   Net assets, end of
      period (000's)           $7,024           $3,195        $1,013          $   207       $   309       $  450      $  246
                               ------           ------        ------          -------       -------       ------      ------

(a) On October 13, 2003, the Liberty Equity Growth Fund was renamed the Columbia Large Cap Growth Fund.

(b)  The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 18, 2002, the Galaxy Equity Growth Fund, Prime B shares were redesignated Liberty Equity Growth Fund, Class B shares.

(d)  The Fund began issuing Prime B shares on November 1, 1998.

(e) Per share data was calculated using average shares outstanding during the period.

(f) Net investment loss per share reflects a special dividend which amounted to $0.09 per share.

(g) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h)  Not annualized.

(i) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k)  Annualized.

(l) Rounds to less than 0.01%.

                                         (UNAUDITED)
                                         SIX MONTHS       YEAR ENDED     PERIOD ENDED
                                            ENDED       SEPTEMBER 30,   SEPTEMBER 30,
CLASS C SHARES                         MARCH 31, 2005      2004 (A)      2003 (B)(C)
--------------                         --------------   -------------   -------------
NET ASSET VALUE, BEGINNING OF
   PERIOD                                $17.79           $16.98        $16.04
                                         ------           ------        ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss (d)                (0.01)(e)        (0.21)        (0.13)
   Net realized and unrealized gain
      on investments                       1.25             1.02          1.07
                                         ------           ------        ------
   Total from Investment Operations        1.24             0.81          0.94
NET ASSET VALUE, END OF PERIOD           $19.03           $17.79        $16.98
   Total return (f)                        6.97%(g)         4.77%(h)      5.86%(g)(h)
                                         ------           ------        ------
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
   Expenses (i)                            2.02%(j)         2.03%         2.00%(j)
   Net investment loss (i)                (0.11)%(j)       (1.15)%       (0.92)%(j)
   Waiver/reimbursement                      --               --(k)       0.02%(j)
   Portfolio turnover rate                   46%(g)          126%           91%(g)
   Net assets, end of period (000's)     $1,217           $  780        $  524
                                         ------           ------        ------

(a) On October 13, 2003, the Liberty Equity Growth Fund was renamed the Columbia Large Cap Growth Fund.

(b)  The Fund changed its fiscal year end from October 31 to September 30.

(c) Class C shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Net investment loss per share reflects a special dividend which amounted to $0.09 per share.

(f) Total return at net asset value assuming no contingent deferred sales charge.

(g)  Not annualized.

(h) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

                                 (UNAUDITED)      YEAR ENDED    PERIOD ENDED                YEAR ENDED OCTOBER 31,
                              SIX MONTHS ENDED  SEPTEMBER 30,  SEPTEMBER 30,  -------------------------------------------------
CLASS G SHARES                MARCH 31, 2005       2004 (A)     2004 (B)(C)     2002          2001          2000          1999
--------------                ----------------  -------------  -------------  -------       -------       --------      -------
NET ASSET VALUE,
   BEGINNING OF PERIOD        $ 18.46           $ 17.50        $ 15.98        $ 19.70       $ 32.31       $  28.99      $ 24.47
INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment loss             --(d)(e)(f)    (0.20)(d)      (0.15)(d)      (0.17)(d)     (0.21)         (0.35)(d)    (0.20)
   Net realized and
      unrealized gain (loss)
      on investments             1.20              0.98           1.47          (3.51)        (8.59)          5.02         6.30
   Total from Investment
   Operations                    1.20              0.78           1.32          (3.68)        (8.80)          4.67         6.10
                              -------           -------        -------        -------       -------       --------      -------
LESS DISTRIBUTIONS
   DECLARED TO
   SHAREHOLDERS:
   From net realized gains         --                --             --             --         (3.63)         (1.72)       (1.90)
NET ASSET VALUE, END OF
   PERIOD                     $ 18.41           $ 17.21        $ 16.43        $ 15.11       $ 18.79       $  31.22      $ 28.27
   Total return (g)              6.97%(h)          4.75%(i)       8.66%(h)(i)  (19.49)%(i)   (31.16)%(i)     17.29%(i)    26.63%(i)
                              -------           -------        -------        -------       -------       --------      -------
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL
   DATA:
   Expenses (j)                  1.97%(k)          2.02%          2.31%(k)       2.18%         2.11%          2.07%        2.05%
   Net investment loss (j)      (0.03)%(k)        (1.14)%        (1.02)%(k)     (0.92)%       (1.08)%        (1.11)%      (0.96)%
   Waiver/reimbursement            --                --(l)        0.02%(k)       0.07%         0.02%          0.02         0.03%
   Portfolio turnover rate         46%(h)           126%            91%(h)         43%           48%            54%          53%
   Net assets, end of
      period (000's)          $55,434           $46,328        $54,850        $64,156       $92,292       $130,347      $71,525

(a) On October 13, 2003, the Liberty Equity Growth Fund was renamed the Columbia Large Cap Growth Fund.

(b)  The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 18, 2002, the Galaxy Equity Growth Fund, Retail B shares were redesignated Liberty Equity Growth Fund, Class G shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f) Net investment loss per share reflects a special dividend which amounted to $0.09 per share.

(g) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h)  Not annualized.

(i) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

                               (UNAUDITED)      YEAR ENDED    PERIOD ENDED                   YEAR ENDED OCTOBER 31,
                            SIX MONTHS ENDED  SEPTEMBER 30,  SEPTEMBER 30,    ----------------------------------------------------
CLASS T SHARES               MARCH 31, 2005      2004 (A)     2004 (B)(C)       2002           2001           2000          1999
--------------              ----------------  -------------  -------------    --------       --------       --------      --------
NET ASSET VALUE,
   BEGINNING OF PERIOD       $  18.46          $  17.50      $  15.98         $  19.70       $  32.31       $  28.99      $  24.47
INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income
      (loss)                     0.06(d)(e)       (0.09)(d)     (0.02)(d)        (0.02)(d)      (0.07)         (0.10)(d)     (0.06)
   Net realized and
      unrealized gain
      (loss) on
      investments                1.30              1.05          1.54            (3.70)         (8.91)          5.14          6.48
                             --------          --------      --------         --------       --------       --------      --------
   Total from Investment
         Operations              1.36              0.96          1.52            (3.72)         (8.98)          5.04          6.42
LESS DISTRIBUTIONS
   DECLARED TO
   SHAREHOLDERS:
   From net investment
      income                    (0.02)               --            --               --             --             --            --
   From net realized gains         --                --            --               --          (3.63)         (1.72)        (1.90)
   Total distributions
      declared to
      shareholders              (0.02)               --            --               --          (3.63)         (1.72)        (1.90)
                             --------          --------      --------         --------       --------       --------      --------
NET ASSET VALUE, END OF
  PERIOD                     $  19.80          $  18.46      $  17.50         $  15.98       $  19.70       $  32.31      $  28.99
  Total return (f)               7.36%(g)         5.49%(h)       9.51%(g)(h)    (18.88)%(h)    (30.57)%(h)     18.18%        27.55%
                             --------          --------      --------         --------       --------       --------      --------
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL
   DATA:
   Expenses (i)                  1.32%             1.35%         1.45%(j)         1.34%          1.31%          1.28%         1.34%
   Net investment income
      (loss)(i)                  0.61%(j)         (0.47)%       (0.16)%(j)       (0.08)%        (0.28)%        (0.33)%       (0.25)%
   Waiver/reimbursement            --                --%(k)      0.02%(j)         0.07%          0.02%            --            --
   Portfolio turnover rate         46%(g)           126%           91%(g)           43%            48%            54%           53%
   Net assets, end of
      period (000's)         $219,061          $219,129      $235,849         $239,279       $346,214       $580,417      $443,639

(a) On October 13, 2003, the Liberty Equity Growth Fund was renamed the Columbia Large Cap Growth Fund.

(b)  The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 18, 2002, the Galaxy Equity Growth Fund, Retail A shares were redesignated Liberty Equity Growth Fund, Class T shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Net investment income per share reflects a special dividend which amounted to $0.09 per share.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Not annualized.

(h) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

                              (UNAUDITED)
                               SIX MONTHS                     PERIOD ENDED
                                 ENDED           YEAR ENDED     SEPTEMBER                      YEAR ENDED OCTOBER 31,
                               MARCH 31,       SEPTEMBER 30,    30, 2004        ---------------------------------------------------
CLASS Z SHARES                    2005            2004 (A)       (B)(C)           2002          2001           2000         1999
--------------                -----------      -------------  ------------      --------      --------      ----------   ----------
NET ASSET VALUE, BEGINNING
   OF PERIOD                  $    18.87        $  17.84       $  16.28         $  19.99      $  32.61      $    29.15   $    24.52
INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income
      (loss)                        0.09(d)(e)     (0.03)(d)       0.05(d)          0.07(d)       0.02            0.01(d)        --
   Net realized and
      unrealized gain (loss)
      on investments                1.33            1.07           1.57            (3.78)        (9.01)           5.18         6.50
                              ----------        --------       --------         --------      --------      ----------   ----------
   Total from Investment
      Operations                    1.42            1.04           1.62            (3.71)        (8.99)           5.19         6.53
                              ----------        --------       --------         --------      --------      ----------   ----------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
   From net investment
      income                       (0.03)          (0.01)         (0.06)              --            --           (0.01)          --
   From net realized gains            --              --             --               --         (3.63)          (1.72)       (1.90)
                              ----------        --------       --------         --------      --------      ----------   ----------
   Total distributions
      declared to
      shareholders                 (0.03)          (0.01)         (0.06)              --         (3.63)          (1.73)       (1.90)
                              ----------        --------       --------         --------      --------      ----------   ----------
NET ASSET VALUE, END OF
   PERIOD                     $    20.26        $  18.87       $  17.84         $  16.28      $  19.99      $    32.61   $    29.15
   Total return (f)                 7.54%           5.83%(h)       9.93%(g)(h)    (18.51)%(h)   (30.29)%(h)      18.63%       28.07%
                              ----------        --------       --------         --------      --------      ----------   ----------
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
   Expenses (i)                     1.02%(j)        1.03%          0.99%(j)         0.91%         0.93%           0.91%        0.94%
   Net investment income
      (loss) (i)                    0.90% (j)      (0.15)%         0.30%(j)         0.35%         0.10%           0.04%        0.15%
   Waiver/reimbursement               --              --%(k)       0.02%(j)         0.05%         0.01%             --           --
   Portfolio turnover rate            46%(g)         126%            91%(g)           43%           48%             54%          53%
   Net assets, end of
      period (000's)          $1,293,476        $634,710       $670,649         $699,215      $845,887      $1,258,399   $1,041,378
                              ----------        --------       --------         --------      --------      ----------   ----------

(a) On October 13, 2003, the Liberty Equity Growth Fund was renamed the Columbia Large Cap Growth Fund.

(b)  The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 18, 2002, the Galaxy Equity Growth Fund, Trust shares were redesignated Liberty Equity Growth Fund, Class Z shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Net investment income per share reflects a special dividend which amounted to $0.09 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Not annualized.

(h) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

     5. The information under the heading, "For More Information - Investment Company Act file number" is revised as follows:

     Columbia Funds Series Trust I: 811-4367

          -    Columbia Large Cap Growth Fund

     6. The Prospectuses are hereby supplemented with the following information relating to hypothetical investment and expense information:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

     The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Funds assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested and that Class B shares and Class G shares converts to Class A shares and Class T shares, respectively, after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any fee waiver or expense reimbursement. Your actual costs may be higher or lower.

CLASS A

                               ANNUAL EXPENSE RATIO
                                      1.23%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
1             5.00%              $ 9,896.25                  3.77%               $ 9,780.32      $  693.11
2            10.25%              $10,391.06                  7.68%               $10,149.04      $  122.57
3            15.76%              $10,910.62                 11.74%               $10,531.66      $  127.19
4            21.55%              $11,456.15                 15.95%               $10,928.70      $  131.98
5            27.63%              $12,028.95                 20.33%               $11,340.72      $  136.96
6            34.01%              $12,630.40                 24.86%               $11,768.26      $  142.12
7            40.71%              $13,261.92                 29.57%               $12,211.92      $  147.48
8            47.75%              $13,925.02                 34.45%               $12,672.31      $  153.04
9            55.13%              $14,621.27                 39.52%               $13,150.06      $  158.81
10           62.89%              $15,352.33                 44.78%               $13,645.82      $  164.79

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 5,927.33
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 4,220.82
TOTAL ANNUAL FEES
   AND EXPENSES                                                                                  $1,978.05

CLASS B

                               ANNUAL EXPENSE RATIO
                                      1.98%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
1             5.00%              $10,500.00                  3.02%               $10,302.00      $  200.99
2            10.25%              $11,025.00                  6.13%               $10,613.12      $  207.06
3            15.76%              $11,576.25                  9.34%               $10,933.64      $  213.31
4            21.55%              $12,155.06                 12.64%               $11,263.83      $  219.75
5            27.63%              $12,762.82                 16.04%               $11,604.00      $  226.39
6            34.01%              $13,400.96                 19.54%               $11,954.44      $  233.23
7            40.71%              $14,071.00                 23.15%               $12,315.47      $  240.27
8            47.75%              $14,774.55                 26.87%               $12,687.39      $  247.53
9            55.13%              $15,513.28                 31.66%               $13,165.71      $  159.00
10           62.89%              $16,288.95                 36.62%               $13,662.05      $  164.99

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 6,288.95
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 3,662.05
TOTAL ANNUAL FEES
   AND EXPENSES                                                                                  $2,112.52

CLASS C

                               ANNUAL EXPENSE RATIO
                                      1.98%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
1             5.00%              $10,500.00                  3.02%               $10,302.00      $  200.99
2            10.25%              $11,025.00                  6.13%               $10,613.12      $  207.06
3            15.76%              $11,576.25                  9.34%               $10,933.64      $  213.31
4            21.55%              $12,155.06                 12.64%               $11,263.83      $  219.75
5            27.63%              $12,762.82                 16.04%               $11,604.00      $  226.39
6            34.01%              $13,400.96                 19.54%               $11,954.44      $  233.23
7            40.71%              $14,071.00                 23.15%               $12,315.47      $  240.27
8            47.75%              $14,774.55                 26.87%               $12,687.39      $  247.53
9            55.13%              $15,513.28                 30.71%               $13,070.55      $  255.00
10           62.89%              $16,288.95                 34.65%               $13,465.28      $  262.70

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 6,288.95
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 3,465.28
TOTAL ANNUAL FEES
   AND EXPENSES                                                                                  $2,306.23

CLASS G

                               ANNUAL EXPENSE RATIO
                                      1.93%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
1             5.00%              $10,500.00                  3.07%               $10,307.00      $  195.96
2            10.25%              $11,025.00                  6.23%               $10,623.42      $  201.98
3            15.76%              $11,576.25                  9.50%               $10,949.56      $  208.18
4            21.55%              $12,155.06                 12.86%               $11,285.72      $  214.57
5            27.63%              $12,762.82                 16.32%               $11,632.19      $  221.16
6            34.01%              $13,400.96                 19.89%               $11,989.30      $  227.95
7            40.71%              $14,071.00                 23.57%               $12,357.37      $  234.95
8            47.75%              $14,774.55                 27.37%               $12,736.74      $  242.16
9            55.13%              $15,513.28                 32.11%               $13,210.54      $  166.06
10           62.89%              $16,288.95                 37.02%               $13,701.98      $  172.24

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 6,288.95
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 3,701.98
TOTAL ANNUAL FEES
   AND EXPENSES                                                                                  $2,085.21

CLASS T

                               ANNUAL EXPENSE RATIO
                                      1.28%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
1             5.00%              $ 9,896.25                  3.72%               $ 9,775.61      $  697.88
2            10.25%              $10,391.06                  7.58%               $10,139.26      $  127.46
3            15.76%              $10,910.62                 11.58%               $10,516.44      $  132.20
4            21.55%              $11,456.15                 15.73%               $10,907.65      $  137.11
5            27.63%              $12,028.95                 20.04%               $11,313.42      $  142.21
6            34.01%              $12,630.40                 24.50%               $11,734.28      $  147.51
7            40.71%              $13,261.92                 29.13%               $12,170.79      $  152.99
8            47.75%              $13,925.02                 33.94%               $12,623.55      $  158.68
9            55.13%              $14,621.27                 38.92%               $13,093.14      $  164.59
10           62.89%              $15,352.33                 44.09%               $13,580.21      $  170.71

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 5,927.33
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 4,155.21
TOTAL ANNUAL FEES
   AND EXPENSES                                                                                  $2,031.34

CLASS Z

                               ANNUAL EXPENSE RATIO
                                      0.98%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
1             5.00%              $10,500.00                  4.02%               $10,402.00      $   99.97
2            10.25%              $11,025.00                  8.20%               $10,820.16      $  103.99
3            15.76%              $11,576.25                 12.55%               $11,255.13      $  108.17
4            21.55%              $12,155.06                 17.08%               $11,707.59      $  112.52
5            27.63%              $12,762.82                 21.78%               $12,178.23      $  117.04
6            34.01%              $13,400.96                 26.68%               $12,667.80      $  121.75
7            40.71%              $14,071.00                 31.77%               $13,177.04      $  126.64
8            47.75%              $14,774.55                 37.07%               $13,706.76      $  131.73
9            55.13%              $15,513.28                 42.58%               $14,257.77      $  137.03
10           62.89%              $16,288.95                 48.31%               $14,830.93      $  142.53

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 6,288.95
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 4,830.93
TOTAL ANNUAL FEES
   AND EXPENSES                                                                                  $1,201.37

     7. The section entitled "MANAGING THE FUND - PORTFOLIO MANAGERS" is revised in its entirety and replaced with the following:

Paul J. Berlinguet, a senior vice president of Columbia Management and head of Columbia Management's Small-Cap Growth Team and Large-Cap Growth Team, is a co-manager for the Fund and has co-managed the Fund since October, 2003. Mr. Berlinguet has been associated with Columbia Management or its predecessors since October, 2003. Prior to October, 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds from April, 2001 to October, 2003. Prior to April, 2001, Mr. Berlinguet was head of the Global Technology Research Team and a large-cap growth portfolio manager at Baring Asset Management.

Edward P. Hickey, a portfolio manager of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since June, 2005. Mr. Hickey has been associated with Columbia Management or its predecessors since November, 1998.

Roger R. Sullivan, a portfolio manager of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since June, 2005. Mr. Sullivan has been associated with Columbia Management since January, 2005. Prior to January, 2005, Mr. Sullivan was a senior vice president of Putnam Investments from December, 1994 to December, 2004.

Mary-Ann Ward, a portfolio manager of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since June, 2005. Ms. Ward has been associated with Columbia Management or its predecessors since July, 1997.

John T. Wilson, a portfolio manager of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since August, 2005. Mr. Wilson has been associated with Columbia Management since July, 2005. Prior to July, 2005, Mr. Wilson was a managing director and head of the Large Cap Core Team of State Street Research and Management from May, 1996 to July, 2005.

     8. As discussed in greater detail in earlier supplements, on March 15, 2004, Columbia Management Advisors, Inc. ("Columbia Management"), the Fund's adviser, and Columbia Funds Distributor, Inc. ("CFD") the distributor of the Fund's shares (collectively, "Columbia"), entered into agreements in principle with the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") to resolve the proceedings brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds.

On February 9, 2005, Columbia entered into an Assurance of Discontinuance with the NYAG (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order" and together, the "Settlements"). The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle.

Under the terms of the SEC Order, Columbia has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review Columbia's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the settlement amounts will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with Columbia and the Fund's independent trustees and not unacceptable to the staff of the SEC. More specific information on the distribution plan will be communicated at a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia Funds, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

A copy of the SEC Order will be available on the SEC's website at http://www.sec.gov. A copy of the NYAG Settlement will be available as part of the Bank of America Corporation Form 8-K filing on or about February 10, 2005.

     9. Columbia Funds Distributor, Inc. (the Fund's distributor) and Columbia Funds Services, Inc. (the Fund's transfer agent) have changed their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.

     Sections 10 through 18 of this supplement apply only to the Classes A, B, and C of the Fund.

     10. The footnotes to the table entitled "Shareholder Fees" are revised to provide that the contingent deferred sales charge ("CDSC") applicable to Class A shares applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.

     11. The section entitled "Investment Minimums" is revised in its entirety as follows:

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Please see the Statement of Additional Information for more details on investment minimums.

     12. The call-out box entitled "Choosing a Share Class" is revised in its entirety as follows:

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B AND C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

     13. The table entitled "Class A Sales Charges" is replaced in its entirety as follows:

     For Fixed Income Funds (other than Columbia Money Market Fund and Columbia Municipal Money Market Fund):

CLASS A SALES CHARGES

                                    AS A % OF THE                      % OF OFFERING PRICE
                                   PUBLIC OFFERING   AS A % OF YOUR   RETAINED BY FINANCIAL
AMOUNT PURCHASED                        PRICE          INVESTMENT            ADVISOR
----------------                   ---------------   --------------   ---------------------
Less than $50,000                        4.75             4.99                4.25
$50,000 to less than $100,000            4.50             4.71                4.00
$100,000 to less than $250,000           3.50             3.63                3.00
$250,000 to less than $500,000           2.50             2.56                2.25
$500,000 to less than $1,000,000         2.00             2.04                1.75
$1,000,000 or more                       0.00             0.00                0.00

     For Short-Intermediate Fixed Income Funds:

CLASS A SALES CHARGES

                                    AS A % OF THE                      % OF OFFERING PRICE
                                   PUBLIC OFFERING   AS A % OF YOUR   RETAINED BY FINANCIAL
AMOUNT PURCHASED                        PRICE          INVESTMENT            ADVISOR
----------------                   ---------------   --------------   ---------------------
Less than $100,000                       3.25             3.36                 3.00
$100,000 to less than $250,000           2.50             2.56                 2.25
$250,000 to less than $500,000           2.00             2.04                 1.75
$500,000 to less than $1,000,000         1.50             1.52                 1.25
$1,000,000 or more                       0.00             0.00                 0.00

     For Short-Term Fixed Income Funds:

CLASS A SALES CHARGES

                                    AS A % OF THE                      % OF OFFERING PRICE
                                   PUBLIC OFFERING   AS A % OF YOUR   RETAINED BY FINANCIAL
AMOUNT PURCHASED                        PRICE          INVESTMENT            ADVISOR
----------------                   ---------------   --------------   ---------------------
Less than $100,000                       1.00             1.01                 0.75
$100,000 to less than $250,000           0.75             0.76                 0.50
$250,000 to less than $1,000,000         0.50             0.50                 0.40
$1,000,000 or more                       0.00             0.00                 0.00

     14. The paragraph immediately following the table entitled "Class A Sales Charges" is revised in its entirety as follows:

Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

     15. For all Funds (other than Columbia Large Company Index Fund, Columbia Small Company Index Fund and Columbia U.S. Treasury Index Fund), the table entitled "Purchases Over $1 Million" for Class A shares is replaced in its entirety as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                      COMMISSION %
----------------                      ------------
Less than $3 million                      1.00
$3 million to less than $50 million       0.50
$50 million or more                       0.25

For certain group retirement plans, financial advisors will receive a 1% commission from the distributor on all purchases less than $3 million.

     16. The section entitled "Reduced Sales Charges for Larger Investments" is revised in its entirety as follows:

     A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

     B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

     -    Individual accounts

     -    Joint accounts

     -    Certain IRA accounts

     -    Certain trusts

     -    UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

     C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

     D. How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, though fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

     17. All disclosure related to Class B Sales Charges under the section entitled "Sales Charges" is revised in its entirety as follows:

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

     For all Funds (other than the Short-Intermediate Fixed Income Funds):

Purchases of less than $50,000

CLASS B SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

     For Short-Intermediate Fixed Income Funds:

Purchases of less than $50,000

CLASS B SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    3.00
Through second year                   3.00
Through third year                    2.00
Through fourth year                   1.00
Through fifth year                    0.00
Through sixth year                    0.00
Longer than six years                 0.00

Commission to financial advisors is 2.75%.

Automatic conversion to Class A shares occurs eight years after purchase.

     18. The instructions with respect to redemptions by systematic withdrawal plan in the table under the section "How to Sell Shares" are revised in their entirety as follows:

You may automatically sell a specified dollar amount or percentage of your account on a monthly, quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance requirement has been waived for wrap accounts. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

     Sections 19 through 25 of this supplement apply only to Classes G and T of the Fund.

     19. The footnotes to the table entitled "Shareholder Fees" in the Fund's Class T and G Prospectus are revised to provide that the contingent deferred sales charge ("CDSC") applicable to Class T shares applies only to certain Class T shares bought without an initial sales charge that are sold within 12 months of purchase.

     20. The section entitled "Investment Minimums" in the Fund's Class T and G Prospectus is revised in its entirety as follows:

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Please see the Statement of Additional Information for more details on investment minimums.

     21. The paragraph immediately following the table entitled "Class T Sales Charges" in the Fund's Class T and G Prospectus is revised in its entirety as follows:

Class T shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class T share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

     22. The table entitled "Purchases Over $1 Million" for Class T shares is replaced in its entirety as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                      COMMISSION %
----------------                      ------------
Less than $3 million                      1.00
$3 million to less than $50 million       0.50
$50 million or more                       0.25

For certain group retirement plans, financial advisors will receive a 1% commission from the distributor on all purchases less than $3 million.

     23. The section entitled "Reduced Sales Charges for Larger Investments" is revised in its entirety as follows:

     A.   What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class T shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class T shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

     B.   What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

     -    Individual accounts

     -    Joint accounts

     -    Certain IRA accounts

     -    Certain trusts

     -    UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

     C.   How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

     D.   How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, though fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

     24. Under the section entitled "Sales Charges" in the Fund's Class T and G Prospectus, the "Class G Sales Charges" table is revised in its entirety as follows:

Purchases of less than $50,000

CLASS G SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                   5.00
Through second year                  4.00
Through third year                   4.00
Through fourth year                  4.00
Through fifth year                   3.00
Through sixth year                   2.00
Through seventh year                 1.00
Longer than seven years              0.00

     25. The instructions with respect to redemptions by systematic withdrawal plan in the table under the section "How to Sell Shares" in the Fund's Class T and G Prospectus are revised in their entirety as follows:

You may automatically sell a specified dollar amount or percentage of your account on a monthly, quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance requirement has been waived for wrap accounts. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

     Section 26 of this supplement applies only to Class Z of the Fund.

     26. The section entitled "Eligible Investors" in the Fund's Class Z Prospectus is revised in its entirety as follows:

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.

IMPORTANT THINGS TO CONSIDER WHEN DECIDING ON A CLASS OF SHARES:

Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.

Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by an intermediary. Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.

Eligible Investors and their applicable investment minimums are as follows:

No minimum initial investment

- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

- Any group retirement plan, including defined benefit and defined contribution plans such as: 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of a Fund's transfer agent;

- Any investor purchasing through a Columbia Management Group state tuition plan organized under Section 529 of the Internal Revenue Code; or

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

$1,000 minimum initial investment

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (CMD) (i) who holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by CMD;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by CMD;

- Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;

- Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $1,000 minimum investment requirement);

- Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; or

- Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.

The Funds reserve the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Funds also reserve the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

[Control #] ________                                             [Date] ________

Columbia Large Cap Growth Fund                      Prospectus, February 1, 2005

Class A, B and C Shares

Advised by Columbia Management Advisors, Inc.

TABLE OF CONTENTS

THE FUND                                         2

Investment Goal.........................         2
Principal Investment Strategies.........         2
Principal Investment Risks..............         2
Performance History.....................         4
Your Expenses...........................         6

YOUR ACCOUNT                                     8

How to Buy Shares.......................         8
Sales Charges...........................         9
How to Exchange Shares..................        14
How to Sell Shares......................        14
Fund Policy on Trading of Fund Shares...        15
Distribution and Service Fees...........        16
Other Information About Your Account....        17

MANAGING THE FUND                               20

Investment Advisor......................        20
Portfolio Managers......................        20

FINANCIAL HIGHLIGHTS                            21

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC     May Lose Value
       Insured      No Bank Guarantee

The Fund

INVESTMENT GOAL

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broadly diversified portfolio of large-capitalization equity securities, primarily common stocks and securities that can be converted into common stocks. The Fund invests mainly in the securities of U.S. issuers, but may invest up to 20% of its total assets in foreign securities.

Growth stocks generally offer the potential for strong revenue and earnings, and accompanying capital growth, with less dividend income than value stocks.

The Fund invests mainly in companies which the Fund's investment advisor believes will have faster earnings growth than the economy in general. The advisor looks for large-capitalization companies (generally over $5 billion) in growing industries, focusing on technological advances, good product development, strong management and other factors which support future growth. The advisor seeks out companies that have a history of strong earnings growth and are projected to continue a similar pattern of growth over the next three to five years.

The Fund may sell a portfolio security if there is an adverse change in the projected earnings growth of the company issuing the security. A security will also be sold when, as a result of changes in the economy or the performance of the security or other circumstances, the advisor believes that holding the security is no longer consistent with the Fund's investment goal.
As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.
In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.
Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Convertible securities are securities that can be converted into common stock, such as certain debt securities and preferred stock. Convertible securities are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to market risk.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges./ /The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for one year, five years and ten years./ /The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

         UNDERSTANDING PERFORMANCE

         Calendar Year Total Returns show the Fund's Class A share performance for each of the last ten complete calendar years./ /They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

         Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

         The Fund's returns are compared to the Russell 1000 Growth Index (Russell Index), an unmanaged index that tracks the performance of those companies in the Russell Index with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

 Calendar Year Total Returns (Class A)/(1)/

                                    [CHART]

 1995     1996    1997    1998   1999     2000     2001     2002    2003   2004
------   ------  ------  ------  ------  ------  -------  ------   ------  -----
33.66%   20.46%  30.43%  25.55%  26.02%  -1.44%  -18.80%  -26.88%  22.19%  7.29%

                     For the periods shown in bar chart:
                     Best quarter: 4th quarter 1998, +23.93%
                     Worst quarter: 3rd quarter 2001, -17.16%

(1) The calendar year total returns shown for Class A shares include the returns of Prime A Shares of the Galaxy Equity Growth Fund (the Galaxy Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class A shares were initially offered by the Fund. The returns shown for Class A shares also include the returns of Retail A Shares of the Galaxy Fund for periods prior to the date of inception of Prime A Shares (November 1, 1998). Class A shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class A shares exceed expenses paid by Retail A Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns -- for periods ended December 31, 2004

                                                               1 Year  5 Years      10 Years
Class A (%)
  Return Before Taxes                                           1.14   -6.28/(1)/   9.16/(1)/
  Return After Taxes on Distributions                           1.12   -6.76/(1)/   7.91/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   0.76   -5.27/(1)/   7.67/(1)/

Class B (%)
  Return Before Taxes                                           1.49   -6.27/(1)/   9.30/(1)/
  Return After Taxes on Distributions                           1.49   -6.74/(1)/   8.05/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   0.97   -5.25/(1)/   7.83/(1)/

Class C (%)
  Return Before Taxes                                           5.54   -5.91/(1)/   9.32/(1)/
  Return After Taxes on Distributions                           5.54   -6.38/(1)/   8.07/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   3.60   -4.95/(1)/   7.85/(1)/

Russell Index (%)                                               6.30   -9.29        9.59

(1) The average annual total returns shown include the returns of Prime A Shares (for Class A shares) and Prime B Shares (for Class B shares) of the Galaxy Fund for periods prior to November 18, 2002, the date on which Class A and Class B shares were initially offered by the Fund. The returns shown for Class A shares and Class B shares also include the returns of Retail A Shares of the Galaxy Fund (adjusted, as necessary, to reflect the sales charges applicable to Class A shares and Class B shares, respectively) for periods prior to the date of inception of Prime A Shares and Prime B Shares (November 1, 1998). Class A and Class B shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although returns would have been lower to the extent that expenses for Class A and Class B shares exceed expenses paid by Retail A Shares. The returns shown for Class C shares include the returns of Retail B Shares of the Galaxy Fund (adjusted to reflect the sales charge applicable to Class C shares) for periods prior to November 18, 2002, the date on which Class C shares were initially offered by the Fund. The returns shown for Class C shares include the returns of Prime B Shares of the Galaxy Fund (adjusted to reflect the sales charge applicable to Class C shares) for periods prior to November 18, 2002, the date on which Class C shares were initially offered by the Fund. The returns shown for Class C shares also include the returns of Retail A Shares of the Galaxy Fund (adjusted to reflect the sales charges applicable to Class C shares) for periods prior to the date of inception of Prime B Shares (November 1, 1998). Class C shares generally would have had substantially similar returns because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class C shares exceed expenses paid by Retail A and Prime B Shares.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

         UNDERSTANDING EXPENSES
         Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

         Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

         -     $10,000 initial investment

         -     5% total return for each year

         -     Fund operating expenses remain the same

         -     Reinvestment of all dividends and distributions

         -     Class B shares convert to Class A shares after eight years

Shareholder Fees/(1)/ (paid directly from your investment)

                                                     Class A      Class B      Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                5.75         0.00       0.00

Maximum deferred sales charge (load) on
redemptions (%)
(as a percentage of the lesser of purchase price
or redemption price)                                   1.00/(2)/    5.00       1.00

Redemption fee (%) (as a percentage of amount
redeemed, if applicable)                                   /(3)/        /(3)/      /(3)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3)   There is a $7.50 charge for wiring sale proceeds to your bank.

Annual Fund Operating Expenses (deducted directly from Fund assets)

                                             Class A      Class B   Class C
Management fee/(2)/ (%)                      0.74          0.74      0.74

Distribution and service (12b-1) fees (%)    0.25/(3)/     1.00      1.00

Other expenses/(1)/ (%)                      0.24          0.24      0.24

Total annual fund operating expenses (%)     1.23          1.98      1.98

(1) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

(2) The Fund pays a management fee of 0.67% and an administration fee of 0.07%. Management fees have been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

(3) The Fund may pay distribution and service fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but will limit such fees to an aggregate of not more than 0.25% for Class A shares during the current fiscal year.

Example Expenses (your actual costs may be higher or lower)

Class                                1 Year    3 Years    5 Years    10 Years
Class A                               $693      $943      $1,212      $1,978

Class B: did not sell your shares     $201      $621      $1,068      $2,113
         sold all your shares at
         the end of the period        $701      $921      $1,268      $2,113

Class C: did not sell your shares     $201      $621      $1,068      $2,306
         sold all your shares at
         the end of the period        $301      $621      $1,068      $2,306

Your Account

HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

INVESTMENT MINIMUMS

Initial Minimums:

Initial Investment..........................................            $1,000
Automatic Investment Plan...................................            $   50
Retirement Plan.............................................            $   25

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Outlined below are the various options for buying shares:

Method             Instructions

Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York
                   Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

By check           For new accounts, send a completed application and check
(new account)      made payable to the Fund to the transfer agent, Columbia
                   Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                   Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for shares of the same class (and, in some cases, certain other classes) of the Fund at no additional cost.
                   There may be an additional sales charge if exchanging from a money market fund. To exchange by telephone, call
                   1-800-422-3737.

By wire You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 for wiring instructions.

By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $ 100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $ 100 minimum) by calling 1-800-345-6611. There may be an additional sales charge if exchanging from a money market fund. Be sure to complete the appropriate section of the account application for this feature.

By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares (and, in some
                   cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if exchanging from a money market fund. To invest your dividends in the Fund, call 1-800-345-6611.

SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.

         CHOOSING A SHARE CLASS

         The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

         The Fund also offers three additional classes of shares -- Class T, G and Z shares, exclusively to certain institutional and other investors through separate prospectuses.

Class A shares Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

 Class A Sales Charges

                                                           % of offering
                                   As a % of                   price
                                   the public    As a %     retained by
                                    offering    of your      financial
Amount purchased                     price     investment     advisor

Less than $50,000                     5.75        6.10          5.00

$50,000 to less than $ 100,000        4.50        4.71          3.75

$100,000 to less than $ 250,000       3.50        3.63          2.75

$250,000 to less than $ 500,000       2.50        2.56          2.00

$500,000 to less than $ 1,000,000     2.00        2.04          1.75

$1,000,000 or more                    0.00        0.00          0.00

Class A shares bought without an initial sales charge in accounts aggregating

$1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

Purchases Over $1 Million

Amount purchased                         Commission %
Less than $3 million                         1.00

$3 million to less than $5 million           0.80

$5 million to less than $25 million          0.50

$25 million or more                          0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

         UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

         Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.

Reduced Sales Charges for Larger Investments.

A. What are the principal ways to obtain a breakpoint discount?
There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.
Statement of Intent You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.

B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

      -     Individual accounts

      -     Joint accounts

      -     Certain IRA accounts

      -     Certain trusts

      -     UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.

C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.

D. How can I obtain more information about breakpoint discounts?
Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

Class B shares Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

Purchases of less than $250,000:

Class B Sales Charges

                              % deducted when
Holding period after purchase shares are sold
Through first year             5.00

Through second year            4.00

Through third year             3.00

Through fourth year            3.00

Through fifth year             2.00

Through sixth year             1.00

Longer than six years          0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.
You can pay a lower CDSC and reduce the period during which a CDSC would apply when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation (as described above) apply, so that if the combined value of the eligible Fund accounts in all classes maintained by you and each member of your immediate family (as defined above), together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to a lower CDSC and the applicable reduced holding period, provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. This Class B share discount program for larger purchases (as further described in the charts below) is not applicable to Class B shares received by former Galaxy Fund Prime B shareholders in connection with the reorganization of the former Galaxy Fund.

Purchases of $250,000 to less than $500,000:

Class B Sales Charges

                              % deducted when
Holding period after purchase shares are sold
Through first year              3.00

Through second year             2.00

Through third year              1.00

Longer than three years         0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase. Purchases of $500,000 to less than $1 million:

Class B Sales Charges

                              % deducted when
Holding period after purchase shares are sold
Through first year            3.00

Through second year           2.00

Through third year            1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.
If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or to a financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

Class C shares Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

Class C Sales Charges

                              % deducted when
Holding period after purchase shares are sold
Through first year             1.00

Longer than one year           0.00

HOW TO EXCHANGE SHARES

You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

Outlined below are the various options for selling shares:

Method             Instructions

Through your       You may call your financial advisor to place your sell
financial advisor  order. To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees for executing a redemption for you.

By exchange        You or your financial advisor may sell shares of the
                   Fund by exchanging from the Fund into the same share class
                   (and, in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at no additional cost. To exchange by telephone, call
                   1-800-422-3737.

By telephone       You or your financial advisor may sell shares of the Fund
                   by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.

By mail You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                   Mail your letter of instruction to Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

 By systematic     You may automatically sell a specified dollar amount or
 withdrawal plan   percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                   Be sure to complete the appropriate section of the account application for this feature.

By electronic      You may sell shares of the Fund and request that the
funds transfer     proceeds be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

DISTRIBUTION AND SERVICE FEES

12b-1 Plan The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The Fund's Board of Trustees currently limits total payments under the Rule 12b-1 plan for Class A shares to 0.25%. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedules applicable to Class B shares. Additional Intermediary Compensation In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.

OTHER INFORMATION ABOUT YOUR ACCOUNT

How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

Dividends       Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.

Capital gains   Represents net long-term capital gains on sales of
                securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

         UNDERSTANDING FUND DISTRIBUTIONS

         The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Distribution Options The Fund distributes any dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.
 Distribution Options

    Reinvest all distributions in additional shares of your current fund

    Reinvest all distributions in shares of another fund

    Receive dividends in cash (see options below) and reinvest capital gains

    Receive all distributions in cash (with one of the following options):

-   send the check to your address of record

-   send the check to a third party address

-   transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

Managing the Fund

INVESTMENT ADVISOR

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.73% of average daily net assets of the Fund.

PORTFOLIO MANAGERS

Paul J. Berlinguet, co-head of the Large-Cap Growth Team of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since October, 2003. Mr. Berlinguet has been associated with Columbia Management since October, 2003. Prior to joining Columbia Management in October, 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds. Prior to joining John Hancock Funds in April, 2001, Mr. Berlinguet was head of the Global Technology Investment Team and a large-cap growth portfolio manager at Baring Asset Management.

Alexander S. Macmillan, co-head of the Large-Cap Growth Team and a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since July, 2003. Mr. Macmillan has been associated with Columbia Management or its predecessors since 1989.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last six fiscal periods, which run from October 1 to September 30, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the fiscal year ended September 30, 2004, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 and the fiscal years ended October 31, 2002, 2001, 2000 and 1999 has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

The Fund

                                                 Year ended     Period ended
                                                September 30,   September 30,            Year ended October 31,
                                                  2004/(a)/     2003/(b)(c)/      2002        2001      2000         1999/(d)/
                                                   Class A         Class A       Class A     Class A   Class A       Class A
                                                -------------   -------------    -------     -------   -------       ---------
Net asset value --
Beginning of period ($)                             17.59           16.06        19.74       32.31      28.95        24.49
                                                    -----           -----        -----       -----      -----        -----
Income from Investment Operations ($):
   Net investment income (loss)                     (0.08)/(e)/     (0.05)/(e)/   0.03/(e)/  (0.02)     (0.05)/(e)/  (0.01)
   Net realized and unrealized gain (loss)
    on investments                                   1.06            1.61        (3.71)      (8.92)      5.13         6.37
                                                    -----           -----        -----       -----      -----        -----
  Total from Investment Operations                   0.98            1.56        (3.68)      (8.94)      5.08         6.36
                                                    -----           -----        -----       -----      -----        -----
Less Distributions Declared
to Shareholders ($):
   From net investment income                          --           (0.03)          --          --         --           --
   From net realized gains                             --              --           --       (3.63)     (1.72)       (1.90)
                                                    -----           -----        -----       -----      -----        -----
  Total Distributions Declared to Shareholders         --           (0.03)          --       (3.63)     (1.72)       (1.90)
                                                    -----           -----        -----       -----      -----        -----
Net asset value --
End of period ($)                                   18.57           17.59        16.06       19.74      32.31        28.95
                                                    -----           -----        -----       -----      -----        -----
  Total return (%)/(f)(g)/                           5.57            9.72/(h)/  (18.64)     (30.43)     18.36        27.30
                                                    -----           -----        -----       -----      -----        -----
Ratios to Average Net Assets/
Supplemental Data (%):
   Expenses/(i)/                                     1.28            1.30/(j)/    1.12        1.13       1.12         1.14
   Net investment income (loss)/(i)/                (0.40)          (0.30)/(j)/   0.14       (0.10)     (0.17)       (0.05)
   Waiver/reimbursement                                --/(k)/       0.02/(j)/    0.05        0.03       0.11         0.14
  Portfolio turnover rate (%)                         126              91/(h)/      43          48         54           53
  Net assets, end of period (000's) ($)             3,867           1,887           56         671        142          107

(a) On October 13, 2003, the Liberty Equity Growth Fund was renamed the Columbia Large Cap Growth Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 18, 2002, the Galaxy Equity Growth Fund, Prime A shares were redesignated Liberty Equity Growth Fund, Class A shares.

(d)   The Fund began issuing Prime A shares on November 1, 1998.

(e) Per share data was calculated using average shares outstanding during the period.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)   Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

(k)   Rounds to less than 0.01%.

                                              Year ended     Period ended
                                             September 30,   September 30,             Year ended October 31,
                                               2004/(a)/     2003/(b)(c)/      2002         2001      2000       1999/(d)/
                                                Class B         Class B       Class B      Class B   Class B     Class B
                                             -------------   -------------    --------     -------   -------     ---------
Net asset value --
Beginning of period ($)                          16.96           15.57        19.32        31.94     28.84         24.49

-                                                -----           -----        -----        -----     -----         -----
Income from Investment Operations ($):
   Net investment loss                           (0.21)/(e)/     (0.14)/(e)/  (0.14)/(e)/  (0.19)    (0.29)/(e)/   (0.10)
   Net realized and unrealized gain (loss)
    on investments                                1.01            1.53        (3.61)       (8.80)     5.11          6.35

-                                                -----           -----        -----        -----     -----         -----
  Total from Investment Operations                0.80            1.39        (3.75)       (8.99)     4.82          6.25

-                                                -----           -----        -----        -----     -----         -----
Less Distributions Declared
to Shareholders ($):
   From net realized gains                          --              --           --        (3.63)    (1.72)        (1.90)

-Net asset value --
 End of period ($)                               17.76           16.96        15.57        19.32     31.94         28.84

-                                                -----           -----        -----        -----     -----         -----
  Total return (%)/(f)(g)/                        4.72            8.93/(h)/  (19.41)      (31.00)    17.48         26.79

-                                                -----           -----        -----        -----     -----         -----
Ratios to Average Net Assets/
Supplemental Data (%):
   Expenses/(i)/                                  2.03            2.13/(j)/    1.99         1.95      1.87          1.87
   Net investment loss/(i)/                      (1.15)          (0.97)/(j)/  (0.73)       (0.92)    (0.92)        (0.78)
   Waiver/reimbursement                             --/(k)/       0.02/(j)/    0.05         0.03      0.15          0.32
  Portfolio turnover rate (%)                      126              91/(h)/      43           48        54            53
  Net assets, end of period (000's) ($)          3,195           1,013          207          309       450           246

(a) On October 13, 2003, the Liberty Equity Growth Fund was renamed the Columbia Large Cap Growth Fund.

(b) The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 18, 2002, the Galaxy Equity Growth Fund, Prime B shares were redesignated Liberty Equity Growth Fund, Class B shares.

(d) The Fund began issuing Prime B shares on November 1, 1998.

(e) Per share data was calculated using average shares outstanding during the period.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j) Annualized.

(k) Rounds to less than 0.01%.

                                         Year ended             Period ended
                                        September 30,           September 30,
                                          2004/(a)/             2003/(b)(c)/
                                           Class C                 Class C
                                        -------------           -------------
Net asset value --
Beginning of period ($)                     16.98                   16.04
                                            -----                   -----
Income from Investment Operations ($):
  Net investment loss/(d)/                  (0.21)                  (0.13)
  Net realized and unrealized gain
   on investments                            1.02                    1.07
                                            -----                   -----
 Total from Investment Operations            0.81                    0.94
                                            -----                   -----
Net asset value --
End of period ($)                           17.79                   16.98
                                            -----                   -----
 Total return (%)/(e)(f)/                    4.77                    5.86/(g)/
                                            -----                   -----
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(h)/                              2.03                    2.00/(i)/
  Net investment loss/(h)/                  (1.15)                  (0.92)/(i)/
  Waiver/reimbursement                         --/(j)/               0.02/(i)/
 Portfolio turnover rate (%)                  126                      91/(g)/
 Net assets, end of period (000's) ($)        780                     524

(a) On October 13, 2003, the Liberty Equity Growth Fund was renamed the Columbia Large Cap Growth Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) Class C shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming no contingent deferred sales charge.

(f) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

(j)   Rounds to less than 0.01%.

FOR MORE INFORMATION

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus. The Statement of Additional Information and the Fund's website (www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Columbia Funds Trust XI: 811-4978

-  Columbia Large Cap Growth Fund

[LOGO] ColumbiaFunds

       A Member of Columbia Management Group

       (C)2005 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com                     703-01/062U-1204

Columbia Large Cap Growth Fund          Prospectus, February 1, 2005

Class Z Shares

Advised by Columbia Management Advisors, Inc.

TABLE OF CONTENTS

THE FUND                                  2

Investment Goal.........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  2
Performance History.....................  4
Your Expenses...........................  5

YOUR ACCOUNT                              7

How to Buy Shares.......................  7
Eligible Investors......................  8
Sales Charges...........................  9
How to Exchange Shares..................  9
How to Sell Shares......................  9
Fund Policy on Trading of Fund Shares... 10
Intermediary Compensation............... 11
Other Information About Your Account.... 12

MANAGING THE FUND                        15

Investment Advisor...................... 15
Portfolio Managers...................... 15

FINANCIAL HIGHLIGHTS                     16

Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC Insured    May Lose Value
                           No Bank Guarantee

The Fund

INVESTMENT GOAL

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broadly diversified portfolio of large-capitalization equity securities, primarily common stocks and securities that can be converted into common stocks. The Fund invests mainly in the securities of U.S. issuers, but may invest up to 20% of its total assets in foreign securities.

                    Growth stocks generally offer the potential for strong revenue and earnings, and accompanying capital growth, with less dividend income than value stocks.

The Fund invests mainly in companies which the Fund's investment advisor believes will have faster earnings growth than the economy in general. The advisor looks for large-capitalization companies (generally over $5 billion) in growing industries, focusing on technological advances, good product development, strong management and other factors which support future growth. The advisor seeks out companies that have a history of strong earnings growth and are projected to continue a similar pattern of growth over the next three to five years.

The Fund may sell a portfolio security if there is an adverse change in the projected earnings growth of the company issuing the security. A security will also be sold when, as a result of changes in the economy or the performance of the security or other circumstances, the advisor believes that holding the security is no longer consistent with the Fund's investment goal. As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Convertible securities are securities that can be converted into common stock, such as certain debt securities and preferred stock. Convertible securities are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to market risk.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

      UNDERSTANDING PERFORMANCE

      Calendar Year Total Returns show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

      Average Annual Total Returns are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

      The Fund's returns are compared to the Russell 1000 Growth Index (Russell Index), an unmanaged index that tracks the performance of those companies in the Russell Index with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

Calendar Year Total Returns (Class Z)/(1)/

                                     [CHART]

 1995    1996    1997    1998    1999    2000    2001     2002     2003   2004
 ----    ----    ----    ----    ----    ----    ----     ----     ----   ----
34.29%  20.95%  30.97%  26.15%  26.55%  -1.26%  -18.61%  -26.79%  22.55%  7.56%

                     For the periods shown in bar chart:
                     Best quarter: 4th quarter 1998, +24.20%
                     Worst quarter: 3rd quarter 2001, -17.17%

(1) The calendar year total returns shown for Class Z shares include the returns of Trust Shares of the Galaxy Equity Growth Fund (the Galaxy Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns -- for periods ended December 31, 2004

                                                               1 Year  5 Years     10 Years
                                                               ------  -------     --------
Class Z (%)
  Return Before Taxes                                           7.56   -4.96/(1)/  10.17/(1)/
  Return After Taxes on Distributions                           7.53   -5.46/(1)/   8.83/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   4.95   -4.21/(1)/   8.53/(1)/
                                                                ----   -----        ----
Russell Index (%)                                               6.30   -9.29        9.59

(1) The average annual total returns shown include returns of Trust Shares of the Galaxy Fund for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund. Trust Shares of the Galaxy Fund were initially offered on December 14, 1990.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

      UNDERSTANDING EXPENSES

      Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

      Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

      - $10,000 initial investment
      - 5% total return for each year
      - Fund operating expenses remain the same
      - Reinvestment of all dividends and distributions

Shareholder Fees/(1) /(paid directly from your investment)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                0.00

Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  0.00

Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                     /(2)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) There is a $7.50 charge for wiring sale proceeds to your bank.

 Annual Fund Operating Expenses (deducted directly from Fund assets)

Management fee/(2)/ (%)                   0.74
Distribution and service (12b-1) fees (%) 0.00
Other expenses/(1)/ (%)                   0.24
                                          ----
Total annual fund operating expenses (%)  0.98

(1) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

(2) The Fund pays a management fee of 0.67% and an administration fee of 0.07%. Management fees have been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

 Example Expenses (your actual costs may be higher or lower)

1 Year  3 Years  5 Years  10 Years
------  -------  -------  --------
 $100    $312     $542     $1,201

Your Account

HOW TO BUY SHARES

When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with Columbia Funds Services, Inc. or your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

 Outlined below are the various options for buying shares:

Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York
                   Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the
                   purchase for you.

By check           For new accounts, send a completed application and check
(new account)      made payable to the Fund to Columbia Funds Services, Inc.,
                   P.O. Box 8081, Boston, MA 02266-8081.

By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                   Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By exchange        You or your financial advisor may acquire shares of
                   the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor,
                   Inc. for shares of the same class of the Fund at no
                   additional cost. To exchange by telephone, call
                   1-800-422-3737. Please see "How to Exchange Shares" for more information.

By wire You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 for wiring instructions.

By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the
                   appropriate section of the application.

Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is
                   sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                   $100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.

By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares of the Fund at
                   no additional sales charge. To invest your dividends in the
                   Fund, call 1-800-345-6611.

ELIGIBLE INVESTORS

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

   - Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by Columbia Funds Distributor, Inc.;

   - Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Funds Distributor, Inc.; and

   - Any employee (or family member of an employee) of former FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment

   - Clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and

   - Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

   - Any client of Fleet National Bank or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet National Bank or the subsidiary);

   - A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from Columbia Funds Distributor, Inc. or through a third-party broker-dealer;

   - Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

   - Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $50 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

SALES CHARGES

Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

      CHOOSING A SHARE CLASS

      The Fund offers one class of shares in this prospectus -- Class Z.

      The Fund also offers five additional classes of shares -- Class A, B, C, T and G shares are available through separate prospectuses. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

HOW TO EXCHANGE SHARES

You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the

Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES

You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

Outlined below are the various options for selling shares:

Method             Instructions
Through your       You may call your financial advisor to place your sell
financial advisor  order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                   close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees for executing a redemption for you.

By exchange        You or your financial advisor may sell shares of the
                   Fund by exchanging from the Fund into Class Z shares or Class
                   A shares (only if Class Z is not offered) of another fund
                   distributed by Columbia Funds Distributor, Inc. at no
                   additional cost. To exchange by telephone, call
                   1-800-422-3737.

By telephone       You or your financial advisor may sell shares of the Fund
                   by telephone and request that a check be sent to your
                   address of record by calling 1-800-422-3737, unless you
                   have notified the Fund of an address change within the
                   previous 30 days. The dollar limit for telephone sales is
                   $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.

By mail You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion
                   Signature Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.
                   Mail your letter of instruction to Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

By systematic      You may automatically sell a specified dollar amount or
withdrawal plan    percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

By electronic      You may sell shares of the Fund and request that the
funds transfer     proceeds be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                   request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, excepted as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same

Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

INTERMEDIARY COMPENSATION

The distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts; (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.

OTHER INFORMATION ABOUT YOUR ACCOUNT

How the Fund's Share Price is Determined The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for Class Z shares.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

Types of Distributions

   Dividends      Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.

   Capital gains Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

      UNDERSTANDING FUND DISTRIBUTIONS

      The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Distribution Options The Fund distributes any dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

 Distribution Options

    Reinvest all distributions in additional shares of your current fund

    Reinvest all distributions in shares of another fund

    Receive dividends in cash (see options below) and reinvest capital gains

    Receive all distributions in cash (with one of the following options):

  -  send the check to your address of record

  -  send the check to a third party address

  -  transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

Managing the Fund

INVESTMENT ADVISOR

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.73% of average daily net assets of the Fund.

PORTFOLIO MANAGERS

Paul J. Berlinguet, co-head of the Large-Cap Growth Team of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since October, 2003. Mr. Berlinguet has been associated with Columbia Management since October, 2003. Prior to joining Columbia Management in October, 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds. Prior to joining John Hancock Funds in April, 2001, Mr. Berlinguet was head of the Global Technology Investment Team and a large-cap growth portfolio manager at Baring Asset Management.

Alexander S. Macmillan, co-head of the Large-Cap Growth Team and a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since July, 2003. Mr. Macmillan has been associated with Columbia Management or its predecessors since 1989.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the Fund's last six fiscal periods, which run from October 1 to September 30, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the fiscal year ended September 30, 2004, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 and the fiscal years ended October 31, 2002, 2001, 2000 and 1999 has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

The Fund

                                                 Year ended      Period ended
                                                September 30,    September 30,                    Year ended October 31,
                                                  2004/(a)/      2003/(b)(c)/        2002         2001          2000
                                                   Class Z         Class Z          Class Z      Class Z       Class Z
                                                -------------  ---------------- ------------- ------------- -------------
Net asset value --
Beginning of period ($)                            17.84          16.28           19.99         32.61           29.15
                                                 -------        -------         -------       -------       ---------
Income from Investment Operations ($):
   Net investment income (loss)                    (0.03)/(d)/     0.05/(d)/       0.07/(d)/     0.02            0.01/(d)/
   Net realized and unrealized gain (loss)
    on investments                                  1.07           1.57           (3.78)        (9.01)           5.18
                                                 -------        -------         -------       -------       ---------
  Total from Investment Operations                  1.04           1.62           (3.71)        (8.99)           5.19
                                                 -------        -------         -------       -------       ---------
Less Distributions Declared
to Shareholders ($):
   From net investment income                      (0.01)         (0.06)             --            --           (0.01)
   From net realized gains                            --             --              --         (3.63)          (1.72)
                                                 -------        -------         -------       -------       ---------
  Total Distributions Declared to Shareholders     (0.01)         (0.06)             --         (3.63)          (1.73)

Net asset value --
End of period ($)                                  18.87          17.84           16.28         19.99           32.61
                                                 -------        -------         -------       -------       ---------
  Total return (%)/(e)/                             5.83/(f)/      9.93/(f)(g)/  (18.51)/(f)/  (30.29)/(f)/     18.63
                                                 -------        -------         -------       -------       ---------
Ratios to Average Net Assets/
Supplemental Data (%):
   Expenses/(h)/                                    1.03           0.99/(i)/       0.91          0.93            0.91
   Net investment income (loss)/(h)/               (0.15)          0.30/(i)/       0.35          0.10            0.04
   Waiver/reimbursement                               --/(j)/      0.02/(i)/       0.05          0.01              --
  Portfolio turnover rate (%)                        126             91/(g)/         43            48              54
  Net assets, end of period (000's) ($)          634,710        670,649         699,215       845,887       1,258,399

                                                  1999
                                                 Class Z
                                                ---------
Net asset value --
Beginning of period ($)                             24.52
                                                    -----
Income from Investment Operations ($):
   Net investment income (loss)                      0.03
   Net realized and unrealized gain (loss)
    on investments                                   6.50
                                                    -----
  Total from Investment Operations                   6.53
                                                    -----
Less Distributions Declared
to Shareholders ($):
   From net investment income                          --
   From net realized gains                          (1.90)
                                                    -----
  Total Distributions Declared to Shareholders      (1.90)
                                                    -----
Net asset value --
End of period ($)                                   29.15
                                                    -----
  Total return (%)/(e)/                             28.07
                                                    -----
Ratios to Average Net Assets/

Supplemental Data (%):
   Expenses/(h)/                                     0.94
   Net investment income (loss)/(h)/                 0.15
   Waiver/reimbursement                                --
  Portfolio turnover rate (%)                          53
  Net assets, end of period (000's) ($)         1,041,378

(a) On October 13, 2003, the Liberty Equity Growth Fund was renamed the Columbia Large Cap Growth Fund.

(b) The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 18, 2002, the Galaxy Equity Growth Fund, Trust shares were redesignated Liberty Equity Growth Fund, Class Z shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested. (f) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i) Annualized.

(j) Rounds to less than 0.01%.

Notes

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Notes

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FOR MORE INFORMATION

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus. The Statement of Additional Information and the Fund's website (www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Columbia Funds Trust XI: 811-4978

-  Columbia Large Cap Growth Fund

[LOGO] ColumbiaFunds

       A Member of Columbia Management Group

       (C)2005 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com

Columbia Large Cap Growth Fund              Prospectus, February 1, 2005

Class T and G Shares

Advised by Columbia Management Advisors, Inc.

TABLE OF CONTENTS

THE FUND                                    2

Investment Goal                             2
Principal Investment Strategies             2
Principal Investment Risks                  2
Performance History                         4
Your Expenses                               5

YOUR ACCOUNT                                7

How to Buy Shares                           7
Sales Charges                               8
How to Exchange Shares                     11
How to Sell Shares                         11
Fund Policy on Trading of Fund Shares      12
Distribution and Service Fees              13
Other Information About Your Account       14

MANAGING THE FUND                          17

Investment Advisor                         17
Portfolio Managers                         17

FINANCIAL HIGHLIGHTS                       18

Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds). Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC May Lose Value
      Insured No Bank Guarantee

The Fund

INVESTMENT GOAL

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broadly diversified portfolio of large-capitalization equity securities, primarily common stocks and securities that can be converted into common stocks. The Fund invests mainly in the securities of U.S. issuers, but may invest up to 20% of its total assets in foreign securities.

      Growth stocks generally offer the potential for strong revenue and earnings, and accompanying capital growth, with less dividend income than value stocks.

The Fund invests mainly in companies which the Fund's investment advisor believes will have faster earnings growth than the economy in general. The advisor looks for large-capitalization companies (generally over $5 billion) in growing industries, focusing on technological advances, good product development, strong management and other factors which support future growth. The advisor seeks out companies that have a history of strong earnings growth and are projected to continue a similar pattern of growth over the next three to five years.

The Fund may sell a portfolio security if there is an adverse change in the projected earnings growth of the company issuing the security. A security will also be sold when, as a result of changes in the economy or the performance of the security or other circumstances, the advisor believes that holding the security is no longer consistent with the Fund's investment goal. As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds. Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Convertible securities are securities that can be converted into common stock, such as certain debt securities and preferred stock. Convertible securities are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to market risk.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class T shares, excluding sales charges./ /The performance table following the bar chart shows how the Fund's average annual total returns for Class T and G shares, including sales charges, compare with those of broad measures of market performance for one year, five years and ten years./ /The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

      UNDERSTANDING PERFORMANCE

      Calendar Year Total Returns show the Fund's Class T share performance for each of the last ten complete calendar years./ /They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

      Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges./ /

      The Fund's returns are compared to the Russell 1000 Growth Index (Russell Index), an unmanaged index that tracks the performance of those companies in the Russell Index with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

Calendar Year Total Returns (Class T)/(1)/

                                     [CHART]

 1995     1996     1997     1998     1999     2000      2001     2002      2003    2004
------   ------   ------   ------   ------   ------   -------   -------   ------   -----
33.66%   20.46%   30.43%   25.66%   26.03%   -1.60%   -18.96%   -27.12%   22.02%   7.21%

                  For the periods shown in bar chart:
                  Best quarter: 4th quarter 1998, +24.04%
                  Worst quarter: 3rd quarter 2001, -17.22%

(1) The calendar year total returns shown for Class T shares include the returns of Retail A shares of the Galaxy Equity Growth Fund (the Galaxy
      Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class T shares were initially offered by the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 Average Annual Total Returns -- for periods ended December 31, 2004

                                                               1 Year   5 Years     10 Years
Class T (%)
  Return Before Taxes                                           1.03   -6.45/(1)/   9.07/(1)/
  Return After Taxes on Distributions                           1.02   -6.91/(1)/   7.83/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   0.69   -5.40/(1)/   7.60/(1)/

Class G (%)
  Return Before Taxes                                           1.53   -6.56/(1)/   8.96/(1)/
  Return After Taxes on Distributions                           1.53   -7.05/(1)/   7.73/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   1.00   -5.48/(1)/   7.54/(1)/

Russell Index (%)                                               6.30   -9.29        9.59

(1) The average annual total returns shown include the returns of Retail A shares (for Class T shares) and Retail B shares (for Class G shares) of the Galaxy Fund for periods prior to November 18, 2002, the date on which Class T and Class G shares were initially offered by the Fund. The returns shown for Class G shares also include the returns of Retail A shares (adjusted to reflect sales charges applicable to Class G shares) for periods prior to the inception of Retail B shares of the Galaxy Fund (March 4, 1996). Retail A shares were initially offered on December 14, 1990. Class G shares generally would have had substantially similar returns to Retail A shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class G shares exceed expenses paid by Retail A shares.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

      UNDERSTANDING EXPENSES

      Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

      Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees, shareholder service fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

      Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

      -     $10,000 initial investment

      -     5% total return for each year

      -     Fund operating expenses remain the same

      -     Reinvestment of all dividends and distributions

      -     Class G shares convert to Class T shares after eight years

 Shareholder Fees/(1)/ (paid directly from your investment)

                                                                       Class T      Class G

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                 5.75          0.00

Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)   1.00/(2)/     5.00

Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                         /(3)/      /(3)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 18 months of purchase.

(3)   There is a $7.50 charge for wiring sale proceeds to your bank.

 Annual Fund Operating Expenses (deducted directly from Fund assets)

                                             Class T        Class G
Management fee/(2)/ (%)                         0.74           0.74

Distribution and service (12b-1) fees (%)       0.00           0.95/(3)/

Other expenses/(1)/ (%)                         0.54/(4)/      0.24

Total annual fund operating expenses (%)        1.28           1.93

(1) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

(2) The Fund pays a management fee of 0.67% and an administration fee of 0.07%. Management fees have been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

(3) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95% during the current fiscal year.

(4) The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.30% during the current fiscal year.

Example Expenses (your actual costs may be higher or lower)

Class                                1 Year    3 Years   5 Years    10 Years
Class T                              $  698    $   958   $ 1,237    $  2,031

Class G: did not sell your shares    $  196    $   606   $ 1,042    $  2,085
         sold all your shares at
         the end of the period       $  696    $ 1,006   $ 1,342    $  2,085

Your Account

HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

INVESTMENT MINIMUMS
Initial Minimums:
Initial Investment..........................................        $1,000
Automatic Investment Plan...................................        $   50
Retirement Plan.............................................        $   25

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
Class T and G shares are sold only to investors who received (and who have continuously held) Class T or Class G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Outlined below are the various options for buying shares:

Method             Instructions

Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York
                   Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                   Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By exchange        You or your financial advisor may acquire shares of the Fund for your account by exchanging Class T or Class G shares you own in a different fund distributed by Columbia Funds
                   Distributor, Inc. for shares of the same class (and, in some cases, certain other classes) of the Fund at no additional cost. There may be an additional sales charge if exchanging from a money market fund. To exchange by telephone, call
                   1-800-422-3737.

By wire You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 for wiring instructions.

By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. There may be an additional sales charge if exchanging from a money market fund. Be sure to complete the appropriate section of the account application for this feature.

By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares (and, in some
                   cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if exchanging from a money market fund. To invest your dividends in the Fund, call 1-800-345-6611.

SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.

Class T shares Your purchases of Class T shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class T shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

 Class T Sales Charges

                                                                 % of offering
                                     As a % of                       price
                                     the public      As a %       retained by
                                      offering      of your        financial
Amount purchased                       price       investment       advisor
Less than $50,000                          5.75          6.10            5.00

$50,000 to less than $ 100,000             4.50          4.71            3.75

$100,000 to less than $ 250,000            3.50          3.63            2.75

$250,000 to less than $ 500,000            2.50          2.56            2.00

$500,000 to less than $ 1,000,000          2.00          2.04            1.75

$1,000,000 or more                         0.00          0.00            0.00

Class T shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class T share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class T share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

 Purchases Over $1 Million

Amount purchased                       Commission %
Less than $3 million                        1.00

$3 million to less than $ 5 million         0.80

$5 million to less than $ 25 million        0.50

$25 million or more                         0.25

The commission to financial advisors for Class T share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

      UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

      Certain investments in Class T and G shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.

Reduced Sales Charges for Larger Investments.

A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class T shares of the Fund and other funds in the Columbia family of funds.

Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

Statement of Intent You also may pay a lower sales charge when purchasing Class

T shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.

B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

      -     Individual accounts

      -     Joint accounts

      -     Certain IRA accounts

      -     Certain trusts

      -     UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.

C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.

D. How can I obtain more information about breakpoint discounts?

Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges.

Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

Class G shares Your purchases of Class G shares are at Class G's net asset value. Class G shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class G shares as described in the chart below.

 Class G Sales Charges

                                % deducted when
Holding period after purchase   shares are sold
Through first year                         5.00

Through second year                        4.00

Through third year                         4.00

Through fourth year                        4.00

Through fifth year                         3.00

Through sixth year                         2.00

Through seventh year                       1.00

Longer than seven years                    0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class T shares occurs eight years after purchase. Please see the Statement of Additional Information for the CDSCs and conversion schedules applicable to Class G shares received in exchange for Retail B Shares of the Galaxy Fund purchased or acquired prior to January 1, 2001.

HOW TO EXCHANGE SHARES

You may exchange your Class T shares for Class A or Class T shares, and may exchange your Class G shares for Class B or Class G shares, of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Class A or Class B shares acquired upon exchange of Class T and Class G shares may not be further exchanged for Class T or Class G shares. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

Outlined below are the various options for selling shares:

Method            Instructions

Through your      You may call your financial advisor to place your sell  order.
financial advisor To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time.
                  Your financial advisor may charge you fees for executing a redemption for you.

By exchange       You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (or Class A and B shares, for Class T and Class G shares, respectively) of another fund distributed by Columbia Funds Distributor, Inc.
                  at no additional cost. To exchange by telephone, call
                  1-800-422-3737.

By telephone      You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts.
                  For details, call 1-800-799-7526.

By mail You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over

                  $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.
                  Mail your letter of instruction to Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

By systematic     You may automatically sell a specified dollar amount or
withdrawal plan   percentage of your account on a monthly, quarterly or
                  semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                  Be sure to complete the appropriate section of the account application for this feature.

By electronic     You may sell shares of the Fund and request that the proceeds
funds transfer    be electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same

Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

DISTRIBUTION AND SERVICE FEES

The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class G shares and certain services provided to you by your financial advisor. The annual fees for shareholder liaison services and administrative support may equal up to 0.50% for Class G shares. The annual distribution fee may equal up to 0.65% for Class G shares. The Fund does not intend to pay more than a total of 0.95% for Class G shares in distribution and shareholder service fees during the current fiscal year. The Fund has also adopted a plan that permits it to pay for certain services provided to Class T shareholders by their financial advisors. The annual shareholder services fee may equal up to 0.50% for Class T shares. The Fund does not intend to pay more than 0.30% for Class T shares in shareholder service fees during the current fiscal year. The foregoing fees are paid out of the assets of the relevant class. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class G shares automatically convert to Class T shares after a certain number of years, eliminating a portion of these fees upon conversion. Conversion may occur six or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" or the Statement of Additional Information for the conversion schedules applicable to Class G shares.

Additional Intermediary Compensation In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts; (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.

OTHER INFORMATION ABOUT YOUR ACCOUNT

How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for any class of shares offered by the Fund.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

    Dividends     Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.

    Capital gains Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

      UNDERSTANDING FUND DISTRIBUTIONS

      The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Distribution Options The Fund distributes any dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.
 Distribution Options

   Reinvest all distributions in additional shares of your current fund

   Reinvest all distributions in shares of another fund

   Receive dividends in cash (see options below) and reinvest capital gains

   Receive all distributions in cash (with one of the following options):

 -     send the check to your address of record

  -     send the check to a third party address

  -     transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

Managing the Fund

INVESTMENT ADVISOR

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.73% of average daily net assets of the Fund.

PORTFOLIO MANAGERS

Paul J. Berlinguet, co-head of the Large-Cap Growth Team of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since October, 2003. Mr. Berlinguet has been associated with Columbia Management since October, 2003. Prior to joining Columbia Management in October, 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds. Prior to joining John Hancock Funds in April, 2001, Mr. Berlinguet was head of the Global Technology Investment Team and a large-cap growth portfolio manager at Baring Asset Management.

Alexander S. Macmillan, co-head of the Large-Cap Growth Team and a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since July, 2003. Mr. Macmillan has been associated with Columbia Management or its predecessors since 1989.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last six fiscal periods, which run from October 1 to September 30, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the fiscal year ended September 30, 2004, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 and the fiscal years ended October 31, 2002, 2001, 2000 and 1999 has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

 The Fund

                                           Year ended      Period ended
                                          September 30,   September 30,                     Year ended October 31,
                                            2004/(a)/      2003/(b)(c)/        2002           2001           2000           1999
                                             Class T         Class T         Class T         Class T        Class T        Class T
                                          -------------   -------------     ----------       -------        -------        -------
Net asset value --
Beginning of period ($)                     17.50           15.98               19.70          32.31          28.99          24.47

Income from Investment Operations ($):
  Net investment income (loss)              (0.09)/(d)/     (0.02)/(d)/         (0.02)/(d)/    (0.07)         (0.10)/(d)/    (0.06)
  Net realized and unrealized gain
   (loss) on investments                     1.05            1.54               (3.70)         (8.91)          5.14           6.48

Total from Investment Operations             0.96            1.52               (3.72)         (8.98)          5.04           6.42

Less Distributions Declared
to Shareholders ($):
  From net realized gains                      --              --                  --          (3.63)         (1.72)         (1.90)

Net asset value --
End of period ($)                           18.46           17.50               15.98          19.70          32.31          28.99

Total return (%)/(e)/                        5.49/(f)/       9.51/(f)(g)/      (18.88)/(f)/   (30.57)/(f)/    18.18          27.55

Ratios to Average Net
Assets/ Supplemental Data (%):
  Expenses/(h)/                              1.35            1.45/(i)/           1.34           1.31           1.28           1.34
  Net investment loss/(h)/                  (0.47)          (0.16)/(i)/         (0.08)         (0.28)         (0.33)         (0.25)
  Waiver/reimbursement                         --/(j)/       0.02/(i)/           0.07           0.02             --             --
Portfolio turnover rate (%)                   126              91/(g)/             43             48             54             53
Net assets, end of period (000's) ($)     219,129         235,849             239,279        346,214        580,417        443,639

(a) On October 13, 2003, the Liberty Equity Growth Fund was renamed the Columbia Large Cap Growth Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 18, 2002, the Galaxy Equity Growth Fund, Retail A shares were redesignated Liberty Equity Growth Fund, Class T shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

(j)   Rounds to less than 0.01%.

                                              Year ended      Period ended
                                             September 30,    September 30,               Year ended October 31,
                                               2004/(a)/      2003/(b)(c)/     2002            2001      2000           1999
                                                Class G          Class G      Class G         Class G   Class G        Class G
                                             -------------    -------------   -------         -------   -------        -------
Net asset value --
Beginning of period ($)                        16.43           15.11            18.79           31.22     28.27          24.07
-------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations ($):
   Net investment loss                         (0.20)/(d)/     (0.15)/(d)/      (0.17)/(d)/     (0.21)    (0.35)/(d)/    (0.20)
   Net realized and unrealized gain (loss)
    on investments                              0.98            1.47            (3.51)          (8.59)     5.02           6.30
-------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations              0.78            1.32            (3.68)          (8.80)     4.67           6.10
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
to Shareholders ($):
   From net realized gains                        --              --               --           (3.63)    (1.72)         (1.90)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value --
End of period ($)                              17.21           16.43            15.11           18.79     31.22          28.27
-------------------------------------------------------------------------------------------------------------------------------
  Total return (%)/(e)(f)/                      4.75            8.66/(g)/      (19.49)         (31.16)    17.29          26.63
-------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data (%):
   Expenses/(h)/                                2.02            2.31/(i)/        2.18            2.11      2.07           2.05
   Net investment loss/(h)/                    (1.14)          (1.02)/(i)/      (0.92)          (1.08)    (1.11)         (0.96)
   Waiver/reimbursement                           --/(j)/       0.02/(i)/        0.07            0.02      0.02           0.03
  Portfolio turnover rate (%)                    126              91/(g)/          43              48        54             53
  Net assets, end of period (000's) ($)       46,328          54,850           64,156          92,292   130,347         71,525

(a) On October 13, 2003, the Liberty Equity Growth Fund was renamed the Columbia Large Cap Growth Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 18, 2002, the Galaxy Equity Growth Fund, Retail B shares were redesignated Liberty Equity Growth Fund, Class G shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

(j)   Rounds to less than 0.01%.

FOR MORE INFORMATION

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus. The Statement of Additional Information and the Fund's website (www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:
Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Columbia Funds Trust XI: 811-4978

-     Columbia Large Cap Growth Fund

[LOGO] ColumbiaFunds

      A Member of Columbia Management Group

      (C)2005 Columbia Funds Distributor, Inc.
      One Financial Center, Boston, MA 02111-2621
      800.426.3750 www.columbiafunds.com  703-01/064U-1204

                         COLUMBIA ASSET ALLOCATION FUND
                         COLUMBIA LARGE CAP GROWTH FUND
                         COLUMBIA DISCIPLINED VALUE FUND
                           COLUMBIA COMMON STOCK FUND
                          COLUMBIA SMALL CAP CORE FUND
                       COLUMBIA SMALL COMPANY EQUITY FUND
                          COLUMBIA DIVIDEND INCOME FUND

                        SERIES OF COLUMBIA FUNDS TRUST XI
                       STATEMENT OF ADDITIONAL INFORMATION
                             _________________, 2005

This Statement of Additional Information ("SAI") contains information which may be useful to investors but which is not included in the Prospectuses of Columbia Asset Allocation Fund, Columbia Large Cap Growth Fund, Columbia Disciplined Value Fund, Columbia Common Stock Fund, Columbia Small Cap Core Fund, Columbia Small Company Equity Fund and Columbia Dividend Income Fund (each a "Fund" and collectively, the "Funds"). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of a Fund dated _________, 2006, as applicable. This SAI should be read together with a Fund's Prospectus and the most recent Annual Report dated September 30, 2004, and Semiannual Report dated March 31, 2005 of Columbia Asset Allocation Fund, Columbia Large Cap Growth Fund, Columbia Disciplined Value Fund, Columbia Common Stock Fund, Columbia Small Cap Core Fund, Columbia Small Company Equity Fund, and Columbia Dividend Income Fund, as applicable, each a series of Columbia Funds Trust XI, the predecessors to the Funds (each a "Predecessor Fund" and collectively, the "Predecessor Funds"). Investors may obtain a free copy of a Prospectus and the Annual Report and Semiannual Report from Columbia Management Distributor, Inc. ("CMD"), One Financial Center, Boston, MA 02111-2621, or by calling 1-800-426-3750. The financial statements and Report of Independent Registered Public Accounting Firm appearing in the Predecessor Fund's September 30, 2004 Annual Report and the financial statements appearing in the Predecessor Fund's March 31, 2005 Semiannual Report are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by CMD generally and additional information about certain securities and investment techniques described in the Funds' Prospectuses.

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
PART 1
Definitions                                                                   b
Organization and History                                                      b
Investment Goal and Policies                                                  b
Fundamental and Non-Fundamental Investment Policies                           c
Portfolio Turnover                                                            h
Fund Charges and Expenses                                                     i
Custodian of the Funds                                                       oo
Independent Registered Public Accounting Firm of the Funds                   oo

PART 2
Miscellaneous Investment Practices                                            1
Taxes                                                                        21
Additional Tax Matters Concerning Trust Shares                               26
Management of the Funds                                                      28
Determination of Net Asset Value                                             40
How to Buy Shares                                                            42
Special Purchase Programs/Investor Services                                  45
Programs for Reducing or Eliminating Sales Charges                           47
How to Sell Shares                                                           49
Distributions                                                                53
How to Exchange Shares                                                       54
Suspension of Redemptions                                                    54
Shareholder Liability                                                        54
Shareholder Meetings                                                         54


                                        a

Appendix I                                                                   56
Appendix II                                                                  61
SUP-39/88447-0705

                         COLUMBIA ASSET ALLOCATION FUND
                         COLUMBIA LARGE CAP GROWTH FUND
                         COLUMBIA DISCIPLINED VALUE FUND
                           COLUMBIA COMMON STOCK FUND
                          COLUMBIA SMALL CAP CORE FUND
                       COLUMBIA SMALL COMPANY EQUITY FUND
                          COLUMBIA DIVIDEND INCOME FUND

                       STATEMENT OF ADDITIONAL INFORMATION
                             _________________, 2005

DEFINITIONS

"Asset Allocation Fund" or "Fund"           Columbia Asset Allocation Fund
"Growth Fund" or "Fund"                     Columbia Large Cap Growth Fund
"Value Fund" or "Fund"                      Columbia Disciplined Value Fund
"Common Stock Fund" or "Fund"               Columbia Common Stock Fund
"Small Cap Fund" or "Fund"                  Columbia Small Cap Core Fund
"Small Company Fund" or "Fund"              Columbia Small Company Equity Fund
"Dividend Fund" or "Fund"                   Columbia Dividend Income Fund
"Predecessor Fund" or "Predecessor Funds"   See below under "Organization and History"
"Trust"                                     Columbia Funds Series Trust I
"Advisor"                                   Columbia Management Advisors, Inc., the Funds' investment advisor
"CMD"                                       Columbia Management Distributor, Inc., the Funds' distributor
"CMS"                                       Columbia Management Services, Inc., the Funds' shareholder services and transfer agent

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1987. Each Fund is an open-end diversified management investment company representing the entire interest in a separate series of the Trust. Each Fund commenced investment operations as a series of the Trust on _________, 2006. Prior to ________, 2006 (the "Fund Reorganization Date"), each Fund was organized as a series of Columbia Funds Trust XI, a Massachusetts business trust (the "Predecessor Fund"). The Predecessor Fund to the Asset Allocation Fund commenced operations on December 30, 1991; the Predecessor Fund to the Growth Fund commenced operations on December 14, 1990; the Predecessor Fund to the Value Fund commenced operations on September 1, 1988; the Predecessor Fund to the Small Company Fund commenced operations on December 30, 1991; the Predecessor Fund to the Dividend Fund commenced operations on March 4, 1998; the Predecessor Fund to the Common Stock Fund commenced operations on December 14, 1992; and the Predecessor Fund to the Small Cap Fund commenced operations on December 14, 1992. The information provided for the Fund in this SAI for periods prior to the Fund Reorganization Date relates to the Predecessor Fund. The Trust changed its name from "Liberty-Stein Roe Funds Municipal Trust" to "Columbia Funds Trust IX" effective October 13, 2003. Effective ______, 2005, the name of the Trust was changed from "Columbia Funds Trust IX" to its current name.

INVESTMENT GOAL AND POLICIES

Each Prospectus describes the investment goal and investment strategies and risks of each Fund to which it pertains. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Funds. Part 2 contains, among other things, additional information about the following securities and investment techniques that may be utilized by the Funds, unless otherwise noted, subject to any restrictions described in Part 1 of this SAI:

     Custody Receipts and Trust Certificates (the Asset Allocation Fund only) Short-Term Trading
     Small Companies (the Small Cap and Small Company Funds only)
     Common Stock, Preferred Stock and Warrants
     Foreign Securities
     Other Investment Companies


                                        b

     Money Market Instruments
     Securities Loans
     Forward Commitments
        "When-Issued" Securities (theCommon Stock, Dividend and Small Cap Funds
         only)
        "Delayed Delivery" Securities (the Common Stock, Dividend and Small Cap
         Funds only)
     Mortgage Dollar Rolls (the Asset Allocation Fund only)
     REITs
     Mortgage-Backed Securities (the Asset Allocation Fund only)
     Non-Agency Mortgage-Backed Securities (the Asset Allocation Fund only) Asset-Backed Securities (the Asset Allocation Fund only)
     Repurchase Agreements
     Reverse Repurchase Agreements
     Options on Securities
     Futures Contracts and Related Options
     Swap Agreements (Swaps, Caps, Collars and Floors)
     Foreign Currency Transactions
     Rule 144A Securities
     Variable and Floating Rate Obligations
     Convertible Securities
     Yankee Obligations
     American, European, Continental and Global Depositary Receipts
        (except that only the Common Stock, Small Cap and Dividend Funds may invest in GDRs)

Except as indicated below under "Fundamental and Non-Fundamental Investment Policies," the Funds' investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES

In addition to each Fund's investment goal as stated in its Prospectuses, the following investment limitations are matters of fundamental policy and may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of its outstanding shares. A "vote of the holders of a majority of the outstanding shares" of a particular Fund means the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of such Fund, or (b) 67% or more of the shares of such Fund present at a meeting if more than 50% of the outstanding shares of such Fund are represented at the meeting in person or by proxy.

Each of the Asset Allocation Fund, Common Stock Fund, Dividend Fund, Value Fund, Growth Fund, Small Cap Fund and Small Company Fund may not:

1. Underwrite any issue of securities issued by other persons within the meaning of the Securities Act of 1933, as amended (the "1933 Act") except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.

2. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

3. Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation,


                                        c
     assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

NON-FUNDAMENTAL INVESTMENT POLICIES

The following investment limitation with respect to the Funds may be changed by the Board of Trustees without shareholder approval:

8. A Fund may not sell securities short, maintain a short position, or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

The following investment limitations with respect to the Asset Allocation Fund, Dividend Fund, Value Fund, Growth Fund and Small Company Fund may be changed by the Board of Trustees without shareholder approval:

9. A Fund may not write or sell put options, call options, straddles, spreads or any combination thereof except that (i) each of the Value Fund, Growth Fund and Small Company Fund may, to the extent consistent with its investment objective and policies, write covered call options and purchase and sell other options, and (ii) the Asset Allocation Fund and the Dividend Fund may buy and sell options, including without limit buying or writing puts and calls, based on any type of security, index or currency, including options on foreign exchanges and options not traded on exchanges to the extent permitted by its investment objective and policies.

10. A Fund may not purchase securities of companies for the purpose of exercising control.

11. A Fund may not purchase securities of other investment companies except as permitted by the 1940 Act, except that the Dividend Fund may, from time to time, on a temporary basis, invest exclusively in one other investment company similar to the Fund.

The following investment limitation with respect to the Asset Allocation Fund, Dividend Fund, Value Fund, Growth Fund and Small Company Fund may be changed by the Board of Trustees without shareholder approval:

12. A Fund may not invest more than 15% of its net assets in illiquid securities.

The following investment limitations with respect to the Common Stock Fund and Small Cap Fund may be changed by the Board of Trustees without shareholder approval:

13. The Funds may not invest more than 15% of their respective net assets in securities subject to restrictions on resale under the Securities Act of 1933 (except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain securities which meet the criteria for liquidity as established by the Board of Trustees).

14. Each Fund will limit its investments in other investment companies to not more than 3% of the total outstanding voting stock of any investment company; will invest no more than 5% of its total assets in any one investment company; and will invest no more than 10% of its total assets in investment companies in general. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization or acquisition of assets.

15. The Funds will purchase the securities of other investment companies only in open market transactions involving only customary broker's commissions. It should be noted that investment companies incur certain expenses such as management fees, and therefore any investment by a Fund in shares of another investment company would be subject to such duplicate expenses.

16. Neither Fund may purchase or retain the securities of any issuer if the officers and Trustees of the Trust or the Advisor, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.

17. Neither Fund may purchase or sell interests in oil, gas, or mineral exploration or development programs or leases; except that the Funds may


                                        d
     purchase the securities of issuers which invest in or sponsor such programs.

18. Neither Fund may purchase put options on securities, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.

19. Neither Fund may write call options on securities, unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. Neither Fund may write call options in excess of 5% of the value of its total assets.

20. Neither Fund will invest more than 15% of the value of its respective net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, and certain securities not determined by the Board of Trustees to be liquid.

21. Neither Fund may invest in companies for the purpose of exercising management or control.

22. Neither Fund may invest more than 5% of its net assets in warrants. No more than 2% of this 5% may be warrants which are not listed on the New York Stock Exchange.

With respect to Investment Limitation No. 11 above, the 1940 Act currently prohibits a Fund, subject to certain exceptions, from acquiring the securities of other investment companies if, as a result of such acquisition, (a) the Fund owns more than 3% of the total outstanding voting stock of the investment company; (b) securities issued by any one investment company represent more than 5% of the total assets of the Fund; or (c) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

Each Fund may purchase restricted securities, which are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under the federal securities laws. Certain restricted securities may be considered liquid pursuant to guidelines established by the Board of Trustees. To the extent restricted securities are deemed illiquid, each Fund will limit its purchase, together with other securities considered to be illiquid, to 15% of its net assets.

Each of the Growth Fund and Small Company Fund may purchase put options and call options on securities and securities indices. Neither of these Funds may purchase options unless immediately after any such transaction the aggregate amount of premiums paid for put or call options does not exceed 5% of its total assets.

Each of the Value Fund, Growth Fund and Small Company Fund may engage in writing covered call options and may enter into closing purchase transactions with respect to such options. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. The aggregate value of the securities subject to such options written by these Funds may not exceed 25% of the value of such Fund's net assets.

Each of the Asset Allocation Fund, Common Stock Fund, Dividend Fund and Small Cap Fund may buy and sell options and futures contracts to manage their exposure to changing interest rates, security prices and currency exchange rates. These Funds may invest in options and futures based on any type of security, index, or currency, including options and futures based on foreign exchanges and options not traded on exchanges. These Funds will not hedge more than 20% of their respective total assets (10% of net assets with respect to the Asset Allocation
Fund) by selling futures, buying puts, and writing calls under normal conditions. These Funds will not buy futures or write puts whose underlying value exceeds 20% of their respective total assets (10% of net assets with respect to the Asset Allocation Fund), and will not buy calls with a value exceeding 5% of their respective total assets. These Funds may utilize stock index futures contracts, options, swap agreements, indexed securities, and options on futures contracts for the purposes of managing cash flows into and out of their respective portfolios and potentially reducing transaction costs, subject to the limitation that the value of these futures contracts, swap agreements, indexed securities, and options will not exceed 20% of the Funds' respective total assets (10% of net assets with respect to the Asset Allocation
Fund). These Funds will not purchase put options to the extent that more than 5% of the value of their respective total assets would be invested in premiums on open put option positions. In addition, these Funds do not intend to invest more than 5% of the market value of their respective total assets in each of the following: futures contracts, swap agreements, and indexed securities. When one of these Funds enters into a swap agreement, liquid assets of the Fund equal to the value of the swap agreement will be segregated by that Fund. These Funds may not use stock index futures contracts and options for speculative purposes.

As a means of reducing fluctuations in the net asset value of shares of the Asset Allocation Fund, Large Cap Fund, Dividend Fund and Small Cap Fund, the Funds may attempt to hedge all or a portion of their respective portfolios through the purchase of listed put options on stocks, stock indices and stock index futures contracts. These options will be used as a form of forward pricing to protect portfolio securities against decreases in value resulting from market factors, such as an anticipated increase in interest rates.


                                        e

The Asset Allocation Fund, Common Stock Fund, Dividend Fund and Small Cap Fund may only: (1) buy listed put options on stock indices and stock index futures contracts; (2) buy listed put options on securities held in their respective portfolios; and (3) sell listed call options either on securities held in their respective portfolios or on securities which they have the right to obtain without payment of further consideration (or have segregated cash in the amount of any such additional consideration). Each of these Funds will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed or expired. Each of these Funds may also enter into stock index futures contracts. A stock index futures contract is a bilateral agreement which obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of trading of the contract and the price at which the agreement is originally made. There is no physical delivery of the stocks constituting the index, and no price is paid upon entering into a futures contract.

None of the Asset Allocation Fund, Common Stock Fund, Dividend Fund and Small Cap Fund will enter into futures contracts if, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of its total assets. Further, these Funds will enter into stock index futures contracts only for bona fide hedging purposes or such other purposes permitted under Part 4 of the regulations promulgated by the Commodity Futures Trading Commission. Also, these Funds may not enter into stock index futures contracts and options to the extent that the value of such contracts would exceed 20% of the Fund's total net assets and may not purchase put options to the extent that more than 5% of the value of (10% of net assets with respect to the Asset Allocation Fund) the Fund's total assets would be invested in premiums on open put option positions.

As one way of managing their exposure to different types of investments, the Asset Allocation Fund, Common Stock Fund, Dividend Fund and Small Cap Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors.

Each Fund may buy and sell securities denominated in currencies other than the U.S. dollar, and may receive interest, dividends and sale proceeds in currencies other than the U.S. dollar. The Funds from time to time may enter into foreign currency exchange transactions to convert the U.S. dollar to foreign currencies, to convert foreign currencies to the U.S. dollar and to convert foreign currencies to other foreign currencies.

Each of the Asset Allocation Fund, Value Fund, Growth Fund, Small Cap Fund and Small Company Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. Country funds have portfolios consisting primarily of securities of issuers located in one foreign country. The Funds may invest in other investment companies primarily for the purpose of investing their short-term cash which has not yet been invested in other portfolio instruments. However, from time to time, on a temporary basis, each of the Common Stock Fund, Dividend Fund and Small Cap Fund may invest exclusively in one other investment company similar to the respective Fund.

All debt obligations, including convertible bonds, purchased by the Asset Allocation Fund, Dividend Fund, Value Fund, Growth Fund and Small Company Equity Fund are rated investment grade by Moody's (Aaa, Aa, A and Baa) or S&P (AAA, AA, A and BBB), or, if not rated, are determined to be of comparable quality by the Advisor. Debt securities rated Baa by Moody's or BBB by S&P are generally considered to be investment grade securities although they have speculative characteristics and changes in economic conditions or circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated debt obligations.

The Common Stock Fund and Small Cap Fund may purchase convertible bonds rated Ba or higher by Moody's or BB or higher by S&P or Fitch at the time of investment. Short-term money market instruments purchased by the Common Stock Fund and Small Cap Fund must be rated in one of the top two rating categories by a nationally recognized statistical rating agency, such as Moody's, S&P or Fitch.

Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Trustees or the Advisor may determine that it is appropriate for a Fund to continue to hold the obligation if retention is in accordance with the interests of the particular Fund and applicable regulations of the Securities and Exchange Commission ("SEC"). However, each Fund will sell promptly any security that is not rated investment grade by either S&P or Moody's if such securities exceed 5% of the Fund's net assets.

Loans of portfolio securities by the Funds will generally be short-term (except in the case of the Common Stock Fund and Small Cap Fund, which may loan their securities on a long-term or short-term basis or both), will be made only to borrowers deemed by the Advisor to be of good standing and only when, in the Advisor's judgment, the income to be earned from the loan justifies the attendant risks. The Funds currently intend to limit the lending of their portfolio securities so that, at any given time, securities loaned by a Fund represent not more than one-third of the value of its total assets.

Each Fund will invest no more than 10% of its net assets in REITs.


                                        f

Except as stated otherwise, if a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to borrowings, if a Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

Each Fund may follow non-fundamental operating policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectuses and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act.

ASSET ALLOCATION FUND

The Asset Allocation Fund may invest up to 25% of its net assets in foreign securities. Such foreign investments may be made directly, by purchasing securities issued or guaranteed by foreign corporations, banks or governments (or their political subdivisions or instrumentalities) or by supranational banks or other organizations, or indirectly, by purchasing American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") (EDRs are also known as Continental Depositary Receipts ("CDRs")). Examples of supranational banks include the International Bank for Reconstruction and Development ("World Bank"), the Asian Development Bank and the InterAmerican Development Bank. Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that those commitments will be undertaken or met in the future. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI. The Fund may also invest in dollar-denominated high quality debt obligations of U.S. corporations issued outside the United States. The Fund may also buy and sell options and futures contracts, utilize stock index futures contracts, options, swap agreements, indexed securities and options or futures contracts, purchase asset-backed and mortgage-backed securities and enter into foreign currency exchange contracts.

GROWTH FUND

Under normal circumstances, the Growth Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broadly diversified portfolio of equity securities, primarily common stocks and securities that can be converted into common stocks. Convertible securities purchased by the Growth Fund may include both debt securities and preferred stock. By investing in convertible securities, the Fund will seek the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible. See "Convertible Securities" in
Part 2 of this SAI. The Fund may also invest in common stock warrants.

The Fund may invest up to 20% of its total assets in foreign securities, either directly or indirectly through the purchase of ADRs, EDRs and CDRs. In addition, the Fund may invest in securities issued by foreign branches of U.S. banks and foreign banks. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI. The Fund may also purchase put options and call options and write covered call options. See "Options on Securities" in Part 2 of this SAI.

VALUE FUND

Under normal circumstances, the Value Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, preferred stock (including convertible preferred stock) and debt securities convertible into common stock, mainly those that the Advisor believes to be undervalued. Debt securities convertible into common stock are purchased primarily during periods of relative market instability and are acquired principally for income with the potential for appreciation being a secondary consideration. See "Convertible Securities" in Part 2 of this SAI.

The Fund may also invest up to 20% of its total assets in foreign securities, either directly or indirectly through ADRs, EDRs and CDRs. In addition, the Fund may invest in securities issued by foreign branches of U.S. banks and foreign banks. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI. The Fund may also write covered call options. See "Options on Securities" in Part 2 of this SAI.

COMMON STOCK FUND

Under normal market conditions, the Common Stock Fund will invest at least 80% of its total assets in common stocks, preferred stocks, common stock warrants and securities convertible into common stock. The Fund may purchase convertible securities, including convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. See "Convertible Securities" in
Part 2 of this SAI. The Fund may also buy and sell options and futures contracts and utilize stock index futures contracts, options, swap agreements, indexed securities, and options on futures contracts. See "Options on Securities" and "Futures Contracts and Related Options" in Part 2 of this SAI.

The Fund may invest up to 20% of its total assets in securities of foreign issuers which are freely traded on United States securities exchanges or in


                                        g
the over-the-counter market in the form of ADRs, EDRs, CDRs and Global Depositary Receipts ("GDRs"). Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Fund will not invest in the securities of foreign issuers if any such risk appears to the Advisor to be substantial. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI.

SMALL CAP FUND

Under normal circumstances, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies that have market capitalizations similar in size to those companies in the Russell 2000 Index. In addition to common stocks, the Small Cap Fund may purchase convertible securities, including convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. See "Convertible Securities" in
Part 2 of this SAI. The Fund may also buy and sell options and futures contracts and utilize stock index futures contracts, options, swap agreements, indexed securities, and options on futures contracts. See "Options on Securities" and "Futures Contracts and Related Options" in Part 2 of this SAI.

The Fund may invest up to 20% of its total assets in securities of foreign issuers which are freely traded on U.S. securities exchanges or in the over-the-counter market in the form of ADRs, EDRs, CDRs and GDRs. Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any such risk appears to the Advisor to be substantial. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI.

SMALL COMPANY FUND

In addition to common stocks, the Small Company Fund may invest in preferred stock, securities convertible into common stock, rights and warrants. Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in stocks of companies that have market capitalizations similar in size to those companies in the Russell 2000 Growth Index. The Fund may invest up to 20% of its total assets in foreign securities, either directly or indirectly through ADRs, EDRs and CDRs. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI.

The Fund may purchase put options and call options and write covered call options as a hedge against changes resulting from market conditions and in the value of the securities held in the Fund or which it intends to purchase and where the transactions are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund. See "Options on Securities" in
Part 2 of this SAI.

DIVIDEND FUND

Under normal circumstances, the Dividend Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of income-producing (dividend-paying) equity securities, which will consist primarily of common stocks but may also include preferred stocks and convertible securities. The Fund may invest up to 20% of its net assets in debt securities, including lower-quality debt securities. The Fund may invest up to 20% of its total assets in foreign securities, either directly or indirectly through ADRs, EDRs, CDRs and GDRs. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI. The Fund may also buy and sell options and futures contracts and utilize stock index futures contracts, options, swap agreements, indexed securities and options on futures contracts. See "Options on Securities" and "Futures Contracts and Related Options" in Part 2 of this SAI.

PORTFOLIO TURNOVER

Portfolio turnover is included in the Prospectuses under "Financial Highlights." Each Fund may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with the Fund's investment goal. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover may cause the Funds to realize capital gains which, if realized and distributed by the Funds, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds.

For the Asset Allocation Fund, during the fiscal year ending September 30, 2004, the turnover decreased from 122% in the prior year to 75%. Part of the decrease was due to the restructuring of the Fund to a broadly diversified portfolio in the 2002-2003 fiscal year. We expect that prospectively turnover will generally range between 75% and 125%.

For the Growth Fund, during the fiscal year ending September 30, 2004, the Fund experienced a higher rate of portfolio turnover than during the previous fiscal year. This was due largely to volatility in individual stocks and opportunities to take advantage of inefficiently priced stocks.


                                        h

For the Value Fund, during the fiscal year ending September 30, 2004, the Fund experienced a higher rate of portfolio turnover than during the previous fiscal year. This was due largely to increased opportunities in the equity market in 2004. We expect that prospectively turnover will generally range between 80% and 100%.

For the Common Stock Fund, during the fiscal year ending September 30, 2004, the Fund experienced a higher rate of portfolio turnover than during the previous fiscal year. This was due largely to change in portfolio management. We expect that prospectively turnover will generally range between 50% and 80%.

For the Small Company Equity Fund, during the fiscal year ending September 30, 2004, the turnover decreased from 123% in the prior year to 54%. Part of the decrease was due to changes in portfolio managers. We expect that prospectively turnover will generally range between 90% and 120%.

FUND CHARGES AND EXPENSES

Effective February 9, 2005, under the Funds' management contracts, each Fund (excluding the Small Cap Fund and the Small Company Fund) pays the Advisor a monthly fee based on the average daily net assets of the Fund at the annual rate of:

                   FEE     ASSET     FEE        ASSET       FEE     ASSET     FEE     ASSET     FEE     ASSET     FEE     ASSET
     FUND          RATE    LEVEL     RATE       LEVEL       RATE    LEVEL     RATE    LEVEL     RATE    LEVEL     RATE    LEVEL
---------------   -----   -------   -----   -------------  -----   -------   -----   -------   -----   -------   -----   -------
Columbia Large    0.700%  Less      0.575%  $200 million   0.450%  Net
Cap Growth Fund           than              to $500                assets
                          $200              million                in
                          million                                  excess
                                                                   of $500

Columbia          0.700%  Less      0.650%  $500 million   0.600%  $1        0.550%  $1.5      0.530%  $3        0.510%  Greater
Common Stock              than              to $1 billion          billion           billion           billion           than
Fund                      $500                                     to $1.5           to $3             to $6             $6
                          million                                  billion           billion           billion           billion

Columbia          0.700%  Less      0.650%  $500 million   0.600%  $1        0.550%  $1.5      0.530%  $3        0.510%  Greater
Disciplined               than              to $1 billion          billion           billion           billion           than
Value Fund                $500                                     to $1.5           to $3             to $6             $6
                          million                                  billion           billion           billion           billion

Columbia          0.700%  Less      0.650%  $500 million   0.600%  $1        0.550%  $1.5      0.530%  $3        0.510%  Greater
Dividend                  than              to $1 billion          billion           billion           billion           than
Income Fund               $500                                     to $1.5           to $3             to $6             $6
                          million                                  billion           billion           billion           billion

Columbia Asset    0.650%  Less      0.600%  $500 million   0.550%  $1        0.500%  $1.5      0.480%  $3        0.460%  Greater
Allocation Fund           than              to $1 billion          billion           billion           billion           than
                          $500                                     to $1.5           to $3             to $6             $6
                          million                                  billion           billion           billion           billion

Previously, the Advisor had, with respect to the period from November 1, 2004 to February 9, 2005, waived a portion of its fees, so that it retained fees at the rates shown above.

As of November 1, 2003, the Board of Trustees approved a management fee structure for the Funds, excluding the Small Company Fund, as follows: 0.75% of the first $500 million of average daily net assets, plus 0.70% of the next $500 million of average daily net assets, plus 0.65% of the next $500 million of average daily net assets, plus 0.60% of the next $500 million of average daily net assets, plus 0.55% of average daily net assets in excess of $2 billion. Prior to November 1, 2003, the Advisor was entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of each Fund.

As of November 1, 2003, the management fee structure for the Small Company Fund is as follows: 0.75% of the first $500 million of average daily net assets, plus 0.70% of the next $500 million of average daily net assets, plus 0.65% of average daily net assets in excess of $1 billion.

As of November 1, 2003, the Advisor no longer waives its advisory fees payable to it by the Funds.

Under the administration agreement for each Fund (other than the Growth Fund), the Fund pays the Advisor a monthly fee at the annual rate of 0.067% of the average daily net assets of the Fund. Prior to November 26, 2002, the administration agreement was computed daily and paid monthly at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by Galaxy, 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0525% of the next $9 billion of combined average daily net assets and 0.05% of combined average daily net assets in excess of $30 billion.

Effective November 1, 2004, the Growth Fund pays the Advisor under its administration agreement a fee at the annual rate of 0.10% of the average daily net assets of the Fund. Prior to November 1, 2004, the Growth Fund paid fees under its administration agreement at the rate set forth in the immediately preceding paragraph.

The Advisor is responsible for providing accounting and bookkeeping services to the Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (outsourcing agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the outsourcing agreement.

Under its pricing and bookkeeping agreement with the Funds, the Advisor receives from the Funds an annual fee based on the average daily net assets of each Fund as follows: $25,000 under $50 million; $35,000 of $50 million but less than $200 million; $50,000 of $200 million but less than $500 million; $85,000 of $500 million but less than $1 billion and $125,000 in excess of $1 billion. The annual fees for a Fund with more than 25% in non-domestic assets will be 150% of the annual fees described above. In addition to the above-referenced fees, each Fund pays an additional $10,000 per annum. Notwithstanding the above, for each of the Funds, the Advisor waives fees payable to it under the agreement by $500 per month.

Under the shareholders' servicing and transfer agency fee arrangement between CMS and the Funds, each Fund pays the following fees:

          An annual open account fee of $28 per open account plus a Fund's allocated share of reimbursement for the out-of-pocket expenses of CMS.

Prior to November 1, 2003, the Fund paid a shareholders' servicing and transfer agency fee to CMS as follows:

     -    A new account set up charge of $5.00 per account; plus

     - An account maintenance fee for each open non-networked account of $14.00 per annum and for each networked account in the amount of $100,000 accounts or less of $11.00 per annum and each networked account in the amount of over $100,000 accounts of $8.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

     - An account fee for each closed account in the amount of $100,000 or less of $14.00 per annum and each closed account in the amount of 1 over $100,000 of $11.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

     - The Fund's allocated share of CMS's out-of-pocket expenses reasonably incurred by CMS in performing its duties and responsibilities pursuant to this arrangement.

There is a minimum annual fee per Fund of $5,000.

PFPC Inc. ("PFPC"), located at 4400 Computer Drive, Westborough, Massachusetts 01581-5108, served as the administrator (until July 2002) and transfer and dividend disbursing agent (until July 2002) for the Funds. PFPC also provided pricing and bookkeeping services to the Funds (until July 2002) and continued to provide certain of these pricing and bookkeeping services until November 2002. PFPC is an indirect majority-owned subsidiary of PNC Bank Corp.


                                        j

RECENT FEES PAID TO THE ADVISOR, PFPC AND OTHER SERVICE PROVIDERS (DOLLARS IN THOUSANDS)

The following tables present recent fees paid to the Advisor, PFPC and other service providers by the Funds.

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
ASSET ALLOCATION FUND(A)                          2005            2004              2003(b)            2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                     $3,448             $3,366            $4,135
Administration fee                                                  308                301               362
Bookkeeping fee                                                     149                138               115
Shareholder service and transfer agent fee                          N/A              1,235             1,111
   Transfer Agent fee (A Shares)                                      5                N/A               N/A
   Transfer Agent fee (B Shares)                                      9                N/A               N/A
   Transfer Agent fee (C Shares)                                      1                N/A               N/A
   Transfer Agent fee (G Shares)                                    127                N/A               N/A
   Transfer Agent fee (T Shares)                                    469                N/A               N/A
   Transfer Agent fee (Z Shares)                                    509                N/A               N/A
   Service fee (A Shares)                                             5                  1                 0
   Service fee (B Shares)                                            10                  2                 1
   Service fee (C Shares)                                             1                 (c)              N/A
   Service fee (G Shares)                                           150                180               277
   Service fee (T Shares)                                           576                507               723
   Distribution fee (A Shares)                                      N/A                  0                (c)
   Distribution fee (B Shares)                                       29                  7                 3
   Distribution fee (C Shares)                                        3                  1               N/A
   Distribution fee (G Shares)                                      325                394               613
Fees and expenses waived or reimbursed by
   the Advisor                                                      (12)               (36)              (33)
Fees waived by CMD (Class G)                                          0                  0               (23)
Fees waived by CMS                                                  N/A                  0               (20)

(a) On November 18, 2002, the Galaxy Asset Allocation Fund, Prime A shares were redesignated Class A shares, the Galaxy Asset Allocation Fund, Prime B shares were redesignated Class B shares, the Galaxy Asset Allocation Fund, Retail B shares were redesignated Class G shares and the Galaxy Asset Allocation Fund, Retail A shares were redesignated Class T shares. Class C shares were initially offered on November 18, 2002.

(b) The Asset Allocation Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c)  Rounds to less than one.


                                        k

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
GROWTH FUND(A)                                    2005            2004              2003(b)            2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                     $7,132             $6,438            $9,319
Administration fee                                                  657                575               816
Bookkeeping fee                                                     112                 87               132
Shareholder service and transfer agent fee                          N/A              1,942               872
   Transfer Agent fee (A Shares)                                      6                N/A               N/A
   Transfer Agent fee (B Shares)                                      5                N/A               N/A
   Transfer Agent fee (C Shares)                                      1                N/A               N/A
   Transfer Agent fee (G Shares)                                    120                N/A               N/A
   Transfer Agent fee (T Shares)                                    490                N/A               N/A
   Transfer Agent fee (Z Shares)                                  1,302                N/A               N/A
   Service fee (A Shares)                                             8                  1                 0
   Service fee (B Shares)                                             6                  1               684
   Service fee (C Shares)                                             2                502               N/A
   Service fee (G Shares)                                           160                166               252
   Service fee (T Shares)                                           718                622                 0
   Distribution fee (A Shares)                                      N/A                  0                 1
   Distribution fee (B Shares)                                       18                  4                 2
   Distribution fee (C Shares)                                        5                  2               N/A
   Distribution fee (G Shares)                                      346                359               558
Fees and expenses waived or reimbursed by
   the Advisor                                                      (21)              (200)             (541)
Fees waived by CMD (Class G)                                        N/A                  0               (26)
Fees waived by CMS                                                  N/A                  0               (90)

(a) On November 18, 2002, the Galaxy Equity Growth Fund, Prime A shares were redesignated Class A shares., the Galaxy Equity Growth Fund, Prime B shares were redesignated Class B shares, the Galaxy Equity Growth Fund, Retail B shares were redesignated Class G shares and the Galaxy Equity Growth Fund, Retail A shares were redesignated Class T shares. Class C shares were initially offered on November 18, 2002.

(b) The Equity Growth Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c)  Rounds to less than one.


                                        l

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
VALUE FUND                                        2005            2004              2003(a)            2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                     $3,109             $2,267            $2,892
Administration fee                                                  278                202               253
Bookkeeping fee                                                      57                 53                64
Shareholder service and transfer agent fee                          N/A                675               481
   Transfer Agent fee (A Shares)                                      3                N/A               N/A
   Transfer Agent fee (B Shares)                                      2                N/A               N/A
   Transfer Agent fee (C Shares)                                     (g)               N/A               N/A
   Transfer Agent fee (G Shares)                                     21                N/A               N/A
   Transfer Agent fee (T Shares)                                    252                N/A               N/A
   Transfer Agent fee (Z Shares)                                    464                N/A               N/A
   Service fee (A Shares)                                             4                  1                (b)
   Service fee (B Shares)                                             4                 (g)               (c)
   Service fee (C Shares)                                             1                 (g)               (d)
   Service fee (G Shares)(e)                                         29                 41                71
   Service fee (T Shares)(f)                                        409                329                 0
   Distribution fee (B Shares)                                       11                  1                (c)
   Distribution fee (C Shares)                                        2                 (g)               (d)
   Distribution fee (G Shares)(e)                                    62                 89               160
Fees and expenses waived or reimbursed by
   the Advisor                                                        0                  0                (6)
Fees waived by CMD (Class G)                                        N/A                  0                 0
Fees waived by CMS                                                  N/A                (59)                0

(a) The Value Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b)  Class A shares were initially offered on November 25, 2002.

(c)  Class B shares were initially offered on November 25, 2002.

(d)  Class C shares were initially offered on November 25, 2002.

(e) On November 25, 2002, the Galaxy Equity Value Fund, Retail B shares were redesignated Class G shares.

(f) On November 25, 2002, the Galaxy Equity Value Fund, Retail A shares were redesignated Class T shares.

(g)  Rounds to less than one.


                                        m

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
COMMON STOCK FUND(A)                              2005            2004             2003(b)             2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                     $3,150             3,311             $5,470
Advisory fee waiver                                                 N/A               N/A               (115)
Administration fee                                                  281               297                479
Bookkeeping fee                                                      57               N/A                N/A
Shareholder service and transfer agent fee                          N/A                13                667
   Transfer Agent fee (A Shares)                                     20               N/A                N/A
   Transfer Agent fee (B Shares)                                      7               N/A                N/A
   Transfer Agent fee (C Shares)                                      1               N/A                N/A
   Transfer Agent fee (G Shares)                                     66               N/A                N/A
   Transfer Agent fee (T Shares)                                    424               N/A                N/A
   Transfer Agent fee (Z Shares)                                    354               N/A                N/A
   Distribution fee (Class A )                                      N/A               N/A                 (c)
   Distribution fee (Class B)                                        24                 4                  1
   Distribution fee (Class G)                                       156               208                290
   Distribution fee (Class C)                                         3                 1                N/A
   Service fee (Class A)                                             23               N/A                N/A
   Service fee (Class B)                                              8                 1                 (c)
   Service fee (Class G)                                             71                95                130
   Service fee (Class C)                                              1                (c)               N/A
   Service fee (Class T)                                            575               484                N/A
Fees waived by CMS                                                  N/A                 0                  0
(Class A)                                                            (c)              N/A                N/A
(Class B)                                                            (c)              N/A                N/A
(Class C)                                                           (cg)              N/A                N/A
(Class T)                                                            (6)              N/A                N/A
(Class G)                                                            (5)              N/A                N/A
(Class Z)                                                            (6)              N/A                N/A

(a) On November 18, 2002, the Galaxy Common Stock Fund, Prime A shares were redesignated Class A shares, the Galaxy Common Stock Fund, Prime B shares were redesignated Class B shares, the Galaxy Common Stock Fund, Retail B shares were redesignated Class G shares and the Galaxy Common Stock Fund, Retail A shares were redesignated Class T shares. Class C shares were initially offered on November 18, 2002.

(b) The Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c)  Rounds to less than one.


                                        n

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
SMALL CAP FUND                                    2005            2004             2003(a)             2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                    $10,191             $5,236            $4,741
Administration fee                                                  970                468               415
Bookkeeping fee                                                     139                 87               105
Shareholder service and transfer agent fee                          N/A                731               316
   Transfer Agent fee (A Shares)                                    163                N/A               N/A
   Transfer Agent fee (B Shares)                                     32                N/A               N/A
   Transfer Agent fee (C Shares)                                     50                N/A               N/A
   Transfer Agent fee (G Shares)                                     12                N/A               N/A
   Transfer Agent fee (T Shares)                                    148                N/A               N/A
   Transfer Agent fee (Z Shares)                                    937                N/A               N/A

   Service fee (A shares)(b)                                        427                 38                 0
   Service fee (B shares)(c)                                         82                  8                (g)
   Service fee (C shares)                                           130                  6                (d)
   Service fee (G shares)(e)                                         34                 26                24
   Service fee (T shares)(f)                                        453                319
   Distribution fee (A Shares)(b)                                   N/A                  0                (g)
   Distribution fee (B Shares)(c)                                   247                 23                 2
   Distribution fee (C shares)                                      390                 19                (d)
   Distribution fee (G Shares)(e)                                    73                 57                54
Fees and expenses waived or reimbursed by
   the Advisor                                                      (29)              (121)              (66)

(a) The Small Cap Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) On November 18, 2002, the Galaxy Small Cap Value Fund, Prime A shares were redesignated Class A shares.

(c) On November 18, 2002, the Galaxy Small Cap Value Fund, Prime B shares were redesignated Class B shares.

(d)  Class C shares were initially offered on November 18, 2002.

(e) On November 18, 2002, the Galaxy Small Cap Value Fund, Retail B shares were redesignated Class G shares.

(f) On November 18, 2002, the Galaxy Small Cap Value Fund, Retail A shares were redesignated Class T shares.

(g)  Rounds to less than one.


                                        o

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
SMALL COMPANY FUND                                2005            2004             2003(a)             2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                     $3,023             $2,185            $2,956
Administration fee                                                  270                195               257
Bookkeeping fee                                                      59                 54                70
Shareholder service and transfer agent fee                          N/A                789               201
   Transfer Agent fee (A Shares)                                      3                N/A               N/A
   Transfer Agent fee (B Shares)                                      2                N/A               N/A
   Transfer Agent fee (C Shares)                                      1                N/A               N/A
   Transfer Agent fee (G Shares)                                     19                N/A               N/A
   Transfer Agent fee (T Shares)                                    174                N/A               N/A
   Transfer Agent fee (Z Shares)                                    616                N/A               N/A

   Service fee (A shares)(b)                                          4                 (c)               (d)
   Service fee (B shares)(f)                                          3                 (c)               (e)
   Service fee (C shares)(g)                                          1                 (c)                0
   Service fee (G shares)(h)                                         18                 22                41
   Service fee (T shares)(i)                                        221                156                 0

   Distribution fee (B shares)(f)                                     8                 (c)               (e)
   Distribution fee (C shares)(g)                                     3                 (c)                0
   Distribution fee (G shares)(h)                                    39                 48                91
Fees and expenses waived or reimbursed
   by the Advisor                                                   N/A
                                                                                         0               (58)
Fees waived by CMD (G shares)                                       N/A                  0                (3)
Fees waived by CMS                                                  N/A                (26)              (22)
(Class A)                                                            (c)               N/A               N/A
(Class B)                                                            (c)               N/A               N/A
(Class C)                                                            (c)               N/A               N/A
(Class T)                                                           (14)               N/A               N/A
(Class G)                                                            (c)               N/A               N/A
(Class Z)                                                           (22)               N/A               N/A

(a) The Small Company Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) On November 18, 2002, the Galaxy Small Company Equity Fund, Prime A shares were redesignated Class A shares.

(c)  Rounds to less than one.

(d)  Prime A shares were not offered during the period.

(e)  Prime B shares were not offered during the period.

(f) On November 18, 2002, the Galaxy Small Company Equity Fund, Prime B shares were redesignated Class B shares.

(g)  Class C shares were initially offered on November 18, 2002.

(h) On November 18, 2002, the Galaxy Small Company Equity Fund, Retail B shares were redesignated Class G shares.

(i) On November 18, 2002, the Galaxy Small Company Equity Fund l Retail A shares were redesignated Class T shares.


                                        p

                                               Year ended      Year ended    Eleven months ended    Year Ended
                                             September 30,   September 30,      September 30,      October 31,
DIVIDEND FUND                                     2005            2004             2003(a)             2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                    $1,489             $1,227             $ 381
Advisory fee waiver                                                (59)                (4)             (102)
Bookkeeping Fee                                                     48                 41                40
Administration fee                                                 133                109                33
Shareholder service and transfer agent fee                         N/A                N/A                24
   Transfer Agent fee (A Shares)                                     8                N/A               N/A
   Transfer Agent fee (B Shares)                                    10                N/A               N/A
   Transfer Agent fee (C Shares)                                     2                N/A               N/A
   Transfer Agent fee (G Shares)                                    21                N/A               N/A
   Transfer Agent fee (T Shares)                                   237                N/A               N/A
   Transfer Agent fee (Z Shares)                                   152                N/A               N/A

   Distribution fee (Class A Shares)                               N/A                  0                (d)
   Distribution fee (Class B Shares)                                36                  2                (d)
   Distribution fee (Class C Shares)                                 8                 (e)               (d)
   Distribution fee (Class G Shares)(c)                             52                 61                16
   Service Fee (Class A)                                            10
   Service fee (Class B Shares)                                     12                 (e)               (d)
   Service fee (Class C Shares)                                      3                 (e)               (d)
   Service fee (Class T Shares)(b)                                 306                246               N/A
   Service fee (Class G Shares) (c)                                 24                 28                 7
Fees waived by CMD (G Shares)                                       (e)                 0                (e)
Fees waived by CMS                                                 N/A                 (e)               (4)
(Class A)                                                           (e)               N/A               N/A
(Class B)                                                           (e)               N/A               N/A
(Class C)                                                           (e)               N/A               N/A
(Class T)                                                          (12)               N/A               N/A
(Class G)                                                           (e)               N/A               N/A
(Class Z)                                                          (11)               N/A               N/A

(a) The Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) On November 25, 2002, the Fund's Retail A shares were redesignated Class T shares.

(c) On November 25, 2002, the Fund's Retail B shares were redesignated Class G shares.

(d)  Classes A, B and C shares were initially offered on November 25, 2002.

(e)  Rounds to less than one.


                                        q

Fleet Bank, an affiliate of the former FleetBoston Financial Corporation, was paid a fee for Sub-Account Services performed with respect to Trust Shares of the Funds held by defined contribution plans. Pursuant to an agreement between Fleet Bank and PFPC, Fleet Bank was paid $21.00 per year for each defined contribution plan participant account. For the fiscal year ended October 31, 2002, Fleet Bank received $2,555,258 for Sub-Account Services. PFPC bore this expense directly, and shareholders of Trust Shares of the Predecessor Funds bore this expense indirectly through fees paid to PFPC for transfer agency services.

BROKERAGE COMMISSIONS (DOLLARS IN THOUSANDS)

For the fiscal yeasr ended September 30, 2005 and September 30, 2004, the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002, the Funds paid brokerage commissions as shown in the tables below. During the fiscal year ended September 30, 2004, certain Funds effected a portion of their portfolio transactions through Fleet Securities, Inc. and Banc of America Securities. During the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002, certain Funds effected a portion of their portfolio transactions through Quick & Reilly Institutional Trading ("Quick & Reilly"), a division of the former Fleet Securities, Inc., which was an affiliate of the Advisor, and Robertson Stephens Inc. ("Robertson Stephens"), which also was an affiliate of the Advisor.

The table below discloses (1) the aggregate amount of commissions paid to Fleet Securities, Inc. and Banc of America Securities by the Funds during the fiscal year ended September 30, 2005, (2) the aggregate amount of commissions paid to Quick & Reilly and Robertson Stephens by the Funds during the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002, (3) the percentage of each Fund's aggregate brokerage commissions for the fiscal year ended September 30, 2004 that was paid to Fleet Securities, Inc. and Banc of America Securities; (4) the percentage of each Fund's aggregate brokerage commissions for the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002, that was paid to Quick & Reilly and Robertson Stephens,
(5) the percentage of each Fund's aggregate dollar amount of transactions that involved payment of commissions that was effected through Fleet Securities, Inc. and Banc of America Securities during the fiscal year ended September 30, 2004 and (6) the percentage of each Fund's aggregate dollar amount of transactions that involved payment of commissions that was effected through Quick & Reilly and Robertson Stephens during the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002.

In addition, the table below discloses the soft dollar commissions paid by the Funds during the fiscal years ended September 30, 2005 and September 30, 2004, the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002.

                                                                       Year ended     Year ended   Eleven months ended   Year ended
                                                                     September 30,  September 30,     September 30,     October 31,
ASSET ALLOCATION FUND                                                     2005           2004            2003(a)            2002
-------------------------------------------------------------------  -------------  -------------  -------------------  -----------
Total commissions                                                                       $ 547             $1,013           $438
Soft dollar commissions                                                                    67                 18            100
Aggregate commissions to Quick & Reilly and Robertson Stephens                             (b)                 0              0
% of aggregate commissions to Quick & Reilly and Robertson Stephens                        (b)              0.00%          0.00%
% of aggregate commission transactions effected through Quick &
   Reilly and Robertson Stephens                                                           (b)              0.00%          0.00%
% of aggregate commissions to Banc of America Securities                                 0.22%                (b)            (b)
% of aggregate commissions transactions effected through Banc of                         0.24%                (b)            (b)
   America Securities

(a) The Asset Allocation Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

                                                                       Year ended     Year ended   Eleven months ended  Year ended
                                                                     September 30,  September 30,     September 30,     October 31,
GROWTH FUND                                                               2005           2004            2003(a)            2002
-------------------------------------------------------------------  -------------  -------------  -------------------  -----------
Total commissions                                                                      $3,739             $ 902            $1,925
Soft dollar commissions                                                                   615                73               123
Aggregate commissions to Quick & Reilly and Robertson Stephens                             (b)                0                 0
% of aggregate commissions to Quick & Reilly and Robertson Stephens                        (b)             0.00%             0.00%
% of aggregate commission transactions effected through Quick &
   Reilly and Robertson Stephens                                                           (b)             0.00%             0.00%


                                        r

                                                             Year ended      Year ended    Eleven months ended    Year ended
                                                           September 30,   September 30,      September 30,      October 31,
GROWTH FUND                                                     2005            2004             2003(a)             2002
--------------------------------------------------------   -------------   -------------   -------------------   -----------
% of aggregate commissions to Fleet Securities, Inc.                           0.00%               (b)               (b)
% of aggregate commissions transactions effected through
   Fleet Securities, Inc.                                                      0.00%               (b)               (b)
% of aggregate commissions to Banc of America Securities                       0.14%               (b)               (b)
% of aggregate commissions transactions effected through
Banc of America Securities                                                     0.25%               (b)               (b)

(a) The Growth Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

                                                             Year ended      Year ended    Eleven months ended    Year ended
                                                           September 30,   September 30,      September 30,      October 31,
VALUE FUND                                                      2005            2004             2003(a)             2002
--------------------------------------------------------   -------------   -------------   -------------------   -----------
Total commissions                                                             $  516             $  264            $1,515
Soft dollar commissions                                                           16                 20               405
Aggregate commissions to Quick & Reilly and Robertson
   Stephens                                                                       (b)                 0                 0
% of aggregate commissions to Quick & Reilly and
   Robertson Stephens                                                             (b)              0.00%             0.00%
% of aggregate commission transactions effected through
   Quick & Reilly and Robertson Stephens                                          (b)              0.00%             0.00%
Aggregate commissions to Fleet Securities, Inc.                                5,964                 19               N/A
% of aggregate commissions to Fleet Securities, Inc.                            1.83%              7.26%              N/A
% of aggregate commission transactions effected through
   Fleet Securities, Inc.                                                       0.61%             13.67%              N/A
Aggregate commissions to Banc of America Securities.                               0                 19               N/A
% of aggregate commissions to Banc of America Securities                        0.14%                (b)               (b)
% of aggregate commissions transactions effected through
   Banc of America Securities                                                   0.25%                (b)               (b)

(a) The Value Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

                                                             Year ended      Year ended    Eleven months ended    Year ended
                                                           September 30,   September 30,      September 30,      October 31,
COMMON STOCK FUND                                               2005            2004             2003(a)             2002
--------------------------------------------------------   -------------   -------------   -------------------   -----------
Total commissions                                                             $1,057              $ 948             $ 609
Soft dollar commissions                                                          127                105                25
Aggregate commissions to Quick & Reilly and Robertson
   Stephens                                                                       (b)                 0                 0
% of aggregate commissions to Quick & Reilly and
   Robertson Stephens                                                             (b)              0.00%             0.00%
% of aggregate commission transactions effected through
   Quick & Reilly and Robertson Stephens                                          (b)              0.00%             0.00%
Aggregate commissions to Fleet Securities                                          0                281                (b)
% of aggregate commissions to Fleet Securities                                  0.00%              6.38%               (b)
% of aggregate commissions transactions effected through
   Fleet Securities, Inc.                                                       0.00%              0.00%               (b)
Aggregate commissions to Banc of America Securities                                0                 (b)               (b)
% of aggregate commissions to Banc of America Securities                        0.00%                (b)               (b)
% of aggregate commissions transactions effected through
   Banc of America Securities                                                      0%                (b)               (b)


                                        s

(a) The Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

                                                             Year ended      Year ended    Eleven months ended    Year ended
                                                           September 30,   September 30,      September 30,      October 31,
SMALL CAP FUND                                                  2005            2004             2003(a)             2002
--------------------------------------------------------   -------------   -------------   -------------------   -----------
Total commissions                                                             $2,514             $1,247            $1,209
Soft dollar commissions                                                           46                  0                 0
Aggregate commissions to Quick & Reilly and Robertson
   Stephens                                                                       (b)                 0                 0
% of aggregate commissions to Quick & Reilly and
   Robertson Stephens                                                             (b)              0.00%             0.00%
% of aggregate commission transactions effected through
   Quick & Reilly and Robertson Stephens                                          (b)              0.00%             0.00%

(a) The Small Cap Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

                                                             Year ended      Year ended    Eleven months ended    Year ended
                                                           September 30,   September 30,      September 30,      October 31,
SMALL COMPANY FUND                                              2005            2004             2003(a)             2002
--------------------------------------------------------   -------------   -------------   -------------------   -----------
SMALL COMPANY FUND
Total commissions                                                              $1,058             $2,550            $1,839
Soft dollar commissions                                                            72                  5                12
Aggregate commissions to Quick & Reilly and Robertson
   Stephens                                                                        (b)                 0                 0
% of aggregate commissions to Quick & Reilly and
   Robertson Stephens                                                              (b)              0.00%             0.00%
% of aggregate commission transactions effected through
   Quick & Reilly and Robertson Stephens                                           (b)              0.00%             0.00%

(a) The Small Company Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.


                                        t

                                                                       Year ended     Year ended   Eleven months ended   Year ended
                                                                     September 30,  September 30,     September 30,     October 31,
DIVIDEND FUND                                                             2005           2004            2003(a)            2002
-------------------------------------------------------------------  -------------  -------------  -------------------  -----------
Total commissions                                                                        $158            $  76             $ 224
Soft dollar commissions                                                                  $ 24                1                 2
Aggregate commissions to Quick & Reilly and Robertson Stephens                             (b)               0                 0
% of aggregate commissions to Quick & Reilly and Robertson Stephens                        (b)               0%             0.00%
% of aggregate commission transactions effected through Quick &
   Reilly and Robertson Stephens                                                           (b)               0%             0.00%
Aggregate commissions to Fleet Securities                                                   0               21               N/A
% of aggregate commissions to Fleet Securities                                              0%            0.29%              N/A

(a)  Quick & Reilly and Robertson Stephens are no longer used for transactions.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

The Trust is required to identify any securities of its "regular brokers or dealers" that the Funds have acquired during their most recent fiscal year. At September 30, 2005, the Funds held securities of their regular brokers or dealers as set forth below:

ASSET ALLOCATION FUND

          Broker/Dealer      Value
          [___________]   [_________]

VALUE FUND

          Broker/Dealer      Value
          [___________]   [_________]

DIVIDEND FUND

          Broker/Dealer      Value
          [___________]   [_________]

COMMON STOCK FUND

          Broker/Dealer      Value
          [___________]   [_________]

GROWTH FUND

          Broker/Dealer      Value
          [___________]   [_________]

SMALL COMPANY FUND

          Broker/Dealer      Value
          [___________]   [_________]

TRUSTEES AND TRUSTEES' FEES

Fund Complex consists of the following funds:


                                        u

The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia Funds Trust VII, the series of Liberty Variable Investment Trust and 8 closed-end or interval management investment company portfolios (the "Liberty Funds").

The series of Columbia Funds Trust VIII, the series of Columbia Funds Trust IX, the series of Columbia Funds Trust XI and the series of SteinRoe Variable Investment Trust (the "Stein Roe Funds").

Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (the "All-Star Funds").

Columbia Management Multi-Strategy Hedge Fund, LLC.

Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust (the "Columbia Funds").

The series of The Galaxy Funds (the "Galaxy Funds").

The series of Columbia Acorn Trust and the series of Wanger Advisors Trust (the "Acorn Funds" and "WAT Funds," respectively).

The Advisor or its affiliates pay the compensation of all the officers of the funds in the Fund Complex advised by the Advisor, including the Trustees who are affiliated with the Advisor. For the fiscal year ended _____________, 2005 and the calendar year ended December 31, 2004, the Trustees received the following compensation for serving as Trustees:

                                               Aggregate      Total Compensation from
                            Pension or       Compensation        the Columbia Fund
                            Retirement       from the Fund      Complex Paid to the
                         Benefits Accrued   for the Fiscal   Trustees for the Calendar
                            as Part of        Year ended             Year Ended
Trustee                 Fund Expenses (b)    _______, 2005     December 31, 2004 (a)
---------------------   -----------------   --------------   -------------------------
Douglas A. Hacker             [___]            [___]                  115,500
Janet Langford Kelly          [___]            [___]                  101,500
Richard W. Lowry              [___]            [___]                  128,150
                              [___]            [___]
William E. Mayer              [___]            [___]                  133,150
Charles R. Nelson             [___]            [___]                  155,073
John J. Neuhauser             [___]            [___]                  143,568
Patrick J. Simpson            [___]            [___](e)                64,234
Thomas Stitzel                [___]            [___]                  103,500
Thomas C. Theobald(c)         [___]            [___]                  110,250
Anne-Lee Verville(d)          [___]            [___]                  128,250
Richard L. Woolworth          [___]            [___]                   64,234

(a) As of December 31, 2004, the Fund Complex consisted of 127 open-end and 11 closed-end management investment company portfolios.

(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(c) During the fiscal year ended _________, 2005, and the calendar year ended December 31, 2004, Mr. Theobald deferred $_____ of his compensation from the Fund and $90,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Theobald's account under that plan was $157,328.

(d) During the fiscal year ended ____________, 2005, and the calendar year ended December 31, 2004, Ms. Verville deferred $_____ of her compensation from the Fund and $55,000 of her total compensation from the Fund Complex, pursuant to the deferred compensation plan. At December 31, 2004, the value of Ms. Verville's account under that plan was $653,275.

(e) During the fiscal year ended __________, 2005, Mr. Simpson deferred $_______ of his compensation from the Fund pursuant to the deferred compensation plan. During the calendar year ended December 31, 2004, Mr. Simpson deferred $129,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Simpson's account under that plan was $ 143,646.

ROLE OF THE BOARD OF TRUSTEES

The Trustees of the Funds are responsible for the overall management and supervision of the Fund's affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with service providers for the Fund and review the Fund's performance. The Trustees have created several committees to perform specific functions for the Fund. Mr. Theobald was elected Chairman of the Board of Trustees of the Liberty Funds, Stein Roe Funds and Columbia Funds effective December, 2003.

AUDIT COMMITTEE

Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board of Trustees of the Funds. Prior to October 2003, Ms. Verville and Messrs. Hacker, Nelson and Neuhauser were members of the Audit Committee of the Board of Trustees of the Fund. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Funds and certain service providers. For the period October 1, 2004 through September 30, 2005, the Audit Committee convened [ ] times.

GOVERNANCE COMMITTEE

Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald were members of the Governance Committee of the Board of Trustees of the Fund. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Funds. For the period October 1, 2004 through September 30, 2005, the Governance Committee convened [___] times.

ADVISORY FEES & EXPENSES COMMITTEE

Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald were members of the Advisory Fees and Expenses Committee of the Board of Trustees of the Fund. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. For the period October 1, 2004 through September 30, 2005, the Advisory Fees & Expenses Committee convened [___] times.

COMPLIANCE COMMITTEE

Ms. Kelly, Messrs. Nelson and Simpson and Ms. Verville are members of the Compliance Committee of the Board of Trustees of the Funds. Prior to August 10, 2004, Ms. Kelly, Mr. Nelson and Ms. Verville were members of the Compliance Committee of the Board of Trustees of the Funds. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Trust. The Committee uses legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Trust's investment adviser, principal underwriter and transfer agent. For the fiscal year ended September 30, 2005, the Compliance Committee convened [___] times.

INVESTMENT OVERSIGHT COMMITTEES

Beginning in 2004, each Trustee of the Funds also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Columbia Funds Complex and gives particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Complex in which they review:

     IOC #1: Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing Funds in the following asset categories: Large Growth Diversified, Large Growth Concentrated, Small Growth, Outside Managed (i.e., sub-advised), Municipal and Bank Loan.

     IOC #2: Messrs. Hacker and Ms. Verville are responsible for reviewing Funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed Income - Multi Sector and Fixed Income - Core and Young Investor.


                                        w

     IOC #3: Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing Funds in the following asset categories: Large Value, Mid Cap Value, Small Value, Asset Allocation, High Yield and Money Market.

     IOC #4: Messrs. Nelson, Simpson and Woolworth are responsible for reviewing Funds in the following asset categories:
               Large/Multi-Cap Blend, Mid Cap Growth, Small Growth, Asset Allocation, Specialty Equity, Taxable Fixed Income.

SHARE OWNERSHIP

The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004 (i) in each Fund and (ii) in the Funds in the Columbia Funds Complex.

                          Dollar Range of Equity   Dollar Range of Equity   Dollar Range of Equity   Dollar Range of Equity
                         Securities Owned in the     Securities Owned in      Securities Owned in      Securities Owned in
    Name of Trustee       Asset Allocation Fund        the Growth Fund          the Value Fund        the Common Stock Fund
----------------------   -----------------------   ----------------------   ----------------------   ----------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                   $0                       $0                       $0                       $0
Janet Langford Kelly                $0                       $0                       $0                       $0
Richard W. Lowry                    $0                       $0                       $0                       $0
   Charles R. Nelson         $50,001-$100,000                $0                       $0                       $0
John J. Neuhauser                   $0                       $0                       $0                       $0
Patrick J. Simpson                  $0                       $0                       $0                       $0
Thomas E. Stitzel                   $0                       $0                       $0                       $0
Thomas C. Theobald                  $0                       $0                $10,001 - $50,000               $0
Anne-Lee Verville                   $0                       $0                       $0                       $0
Richard L. Woolworth                $0                       $0                       $0                       $0

INTERESTED TRUSTEES
William E. Mayer                    $0                       $0                       $0                       $0

                          Dollar Range of Equity   Dollar Range of Equity   Dollar Range of Equity
                         Securities Owned in the     Securities Owned in      Securities Owned in
    Name of Trustee           Small Cap Fund       the Small Company Fund      the Dividend Fund
----------------------   -----------------------   ----------------------   ----------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                   $0                       $0                       $0
Janet Langford Kelly                $0                       $0                       $0
Richard W. Lowry                    $0                       $0                       $0
Charles R. Nelson                   $0                       $0                       $0
John J. Neuhauser                   $0                       $0                       $0
Patrick J. Simpson                  $0                       $0                       $0
Thomas E. Stitzel                   $0                       $0                       $0
Thomas C. Theobald                  $0                       $0                       $0
Anne-Lee Verville                   $0                       $0                       $0
Richard L. Woolworth                $0                       $0                       $0

INTERESTED TRUSTEES
William E. Mayer                    $0                       $0                       $0

                         Aggregate Dollar Range of Equity Securities
                          Owned in All Funds Overseen by Trustee in
    Name of Trustee                 Columbia Funds Complex
----------------------   -------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                       Over $100,000
Janet Langford Kelly                    Over $100,000
Richard W. Lowry                        Over $100,000
Charles R. Nelson                       Over $100,000
John J. Neuhauser                       Over $100,000
Patrick J. Simpson                      Over $100,000
Thomas E. Stitzel                       Over $100,000
Thomas C. Theobald                      Over $100,000
Anne-Lee Verville                             $0
Richard L. Woolworth                    Over $100,000
INTERESTED TRUSTEES
William E. Mayer                      $50,001 - $100,000

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Fund's portfolio managers managed as of May 31, 2005.

                      OTHER SEC-REGISTERED
                    OPEN-END AND CLOSED-END   OTHER POOLED INVESTMENT
PORTFOLIO MANAGER            FUNDS                    VEHICLES            OTHER ACCOUNTS
-----------------   -----------------------   -----------------------   ------------------
                       Number of                 Number of              Number of
                        accounts   Assets         accounts   Assets      accounts   Assets
                       ---------   ------        ---------   ------     ---------   ------
Name[*]
Name
Name

[* Information for Mr./Ms. [___], who began managing the Predecessor Fund after its fiscal year end, is as of [recent practicable date].]

See "Management--Portfolio Transactions--Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how the Adviser addresses potential conflicts of interest resulting from an individual's management of more than one account.

OWNERSHIP OF SECURITIES

The table below shows the dollar ranges of shares of the Predecessor Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio managers listed above at the end of the Predecessor Fund's most recent fiscal year:

                    Dollar  Range  of  Equity  Securities  in the  Fund
Portfolio Manager                    Beneficially Owned
-----------------   ---------------------------------------------------
Name[*]

[* Information for Mr./Ms. [___], who began managing the Fund after its most recent fiscal year end, is as of [recent practicable date].]


                                        y

COMPENSATION

As of the Predecessor Fund's most recent fiscal year end, the portfolio managers received all of their compensation from the Adviser and its parent company, Columbia Management Group, in the form of salary, bonus, stock options and restricted stock. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmark[s] noted below, emphasizing the manager's three- and five-year performance. The Adviser may also consider the portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall business performance.

PORTFOLIO MANAGER             PERFORMANCE BENCHMARK
---------------------------   ---------------------
[Name of Portfolio Manager]   [Benchmark]

The size of the overall bonus pool each year is determined by Columbia Management Group and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser's profitability for the year, which is influenced by assets under management.

OWNERSHIP OF THE FUNDS

As of record on December 31, 2005, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of the Funds.

As of record on December 31, 2005, the following shareholders of record owned 5% or more of the shares of the classes of the Funds noted below:

COLUMBIA ASSET ALLOCATION FUND

                                            Percent of
    Shareholder (name and address)       Class Total (%)
--------------------------------------   ---------------
CLASS Z SHARES

GALES & CO                                     6.16
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                     9.00
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

CLASS C SHARES

CITIGROUP GLOBAL MARKETS, INC.                 6.91
333 W 34TH ST
NEW YORK NY 10001-2402

AMERICAN ENTERPRISE INVESTMENT SVCS            9.45
PO BOX 9446
MINNEAPOLIS MN 55440-9446

AMERICAN ENTERPRISE INVESTMENT SVCS            6.69
PO BOX 9446
MINNEAPOLIS MN 55440-9446


                                        z

COLUMBIA DISCIPLINED VALUE FUND

                                            Percent of
    Shareholder (name and address)       Class Total (%)
--------------------------------------   ---------------
CLASS A SHARES

COLUMBIA MANAGEMENT ADVISORS INC               5.63
245 SUMMER ST FL 3
BOSTON MA 02210-1129

PERSHING LLC                                  18.26
P.O. BOX 2052
JERSEY CITY NJ 07303-2052

CLASS Z SHARES

GALES & CO                                    24.60
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                    42.67
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                    14.62
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

CLASS C SHARES

NFSC                                           9.80
FBO JOHN BOLES
603 W OJAI AVE
OJAI CA 93023-3732

MERRILL LYNCH PIERCE FENNER & SMITH           26.68
FOR THE SOLE BENEFIT OF  ITS CUSTOMERS
4800 DEER LAKE DR E FL 3
JACKSONVILLE FL 32246-6484

FIRST CLEARING LLC                             8.76
20 SLEEPY HOLLOW DRIVE
MONROE CT 06468-1652

COLUMBIA INTERNATIONAL EQUITY FUND

                                            Percent of
    Shareholder (name and address)       Class Total (%)
--------------------------------------   ---------------
CLASS A SHARES


                                       aa

UBS FINANCIAL SERVICES INC. FBO                 8.82
MICHAEL PAPPAS
GRACE PAPPAS JTWROS
35 MEADOW LN
MANCHESTER CT 06040-5545

F JAMES SHURTLEFF                              22.37
PO BOX 149
OGDENSBURG NY 13669-0149

CLASS Z SHARES

GALES & CO                                     27.91
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                     10.40
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                     58.41
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

CLASS C SHARES

NFSC                                            6.46
FBO J TIMOTHY STEBBINS
2106 ALYSSA JADE DR
HENDERSON NV 89052-7124

FIRST CLEARING LLC                             12.28
10300 AMBERSIDE COURT
ROSWELL GA 30076-3755

PRIMEVEST FINANCIAL SERVICES FBO                8.21
BRIAN L POTTER
P O BOX 283
400 1ST ST S STE 300
SAINT CLOUD MN 56301-3661

PRIMEVEST FINANCIAL SERVICES FBO                5.79
LESLIE ARENDALE
P O BOX 283
400 1ST ST S STE 300
SAINT CLOUD MN 56301-3661


                                       bb

A G EDWARDS & SONS INC FBO                                 26.16
ELIZABETH WOLF PAULES
1 N JEFFERSON AVE
SAINT LOUIS MO 63103-2205

LPL FINANCIAL SERVICES                                      6.34
9785 TOWNE CENTRE DR
SAN DIEGO CA 92121-1968

LPL FINANCIAL SERVICES                                      8.39
9785 TOWNE CENTRE DR
SAN DIEGO CA 92121-1968

LPL FINANCIAL SERVICES                                      5.76
9785 TOWNE CENTRE DR
SAN DIEGO CA 92121-1968

COLUMBIA SMALL CAP FUND

                                                         Percent of
Shareholder (name and address)                        Class Total (%)
------------------------------                        ---------------
CLASS Z SHARES

GALES & CO
FLEET INVESTMENT SERVICES                                  22.57
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO
FLEET INVESTMENT SERVICES                                  28.21
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO
FLEET INVESTMENT SERVICES                                  11.90
159 E MAIN ST
ROCHESTER NY 14638-0001

BANK OF AMERICA NA                                          8.18
411 N AKARD ST
DALLAS TX 75201-3307

CLASS C SHARES

CITIGROUP GLOBAL MARKETS, INC.                              5.02
333 W 34TH ST
NEW YORK NY 10001-2402

MERRILL LYNCH PIERCE FENNER & SMITH                         6.55


                                       cc

FOR THE SOLE BENEFIT OF
ITS CUSTOMERS

4800 DEER LAKE DR E FL 3
JACKSONVILLE FL 32246-6484

CLASS A SHARES

CHARLES SCHWAB & CO INC                                    32.05
SPECIAL CUSTODY ACCT FOR EXCLUSIVE
OF CUSTOMERS
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4122

CLASS T SHARES

CHARLES SCHWAB & CO INC                                    19.80
SPECIAL CUSTODY ACCT FOR EXCLUSIVE
OF CUSTOMERS
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4122

COLUMBIA SMALL COMPANY EQUITY FUND

                                                         Percent of
Shareholder (name and address)        Share Balance   Class Total (%)
------------------------------        -------------   ---------------
CLASS A SHARES

FLEET NATIONAL BANK                                        26.35
FBO BRISTOL HOSPITAL
PO BOX 92750
ROCHESTER NY 14692-8850

CLASS Z SHARES

GALES & CO                                                 32.09
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                                  6.14
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                                  9.38
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

AMVESCAP NATIONAL TRUST CO AS AGENT                        42.47
FOR FLEET NATIONAL BANK FBO


                                       dd

FLEETBOSTON FINANCIALSAVINGS PLUS
PO BOX 105779
ATLANTA GA 30348-5779

CLASS C SHARES

AMERICAN ENTERPRISE INVESTMENT SVCS                         6.80
PO BOX 9446
MINNEAPOLIS MN 55440-9446

COLUMBIA DIVIDEND INCOME FUND

                                                         Percent of
Shareholder (name and address)        Share Balance   Class Total (%)
-----------------------------------   -------------   ---------------
CLASS Z SHARES

GALES & CO                                                 70.19
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                                 11.39
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                                  9.84
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

CLASS C SHARES

MERRILL LYNCH PIERCE FENNER & SMITH                        12.64
FOR THE SOLE BENEFIT OF
ITS CUSTOMERS

4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

SALES CHARGES (DOLLARS IN THOUSANDS)

PFPC Distributors served as distributor for the Funds until July 22, 2002. PFPC Distributors, an indirect wholly owned subsidiary of PNC Financial Services Group, is a registered broker-dealer with principal offices located at 400 Bellevue Parkway, Wilmington, Delaware 19809. Prior to January 2, 2001, Provident Distributors, Inc. ("PDI") served as distributor for the Predecessor Funds.

During the fiscal years ended September 30, 2005 and September 30, 2004, the eleven months ended September 30, 2003 and the year ended October 2002, CMD, PFPC Distributors, PDI and received sales charges as follows:


                                       ee

                                CLASS A SHARES(A)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
ASSET ALLOCATION FUND                                      2005            2004             2003(b)             2002
---------------------------------------------------   -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund share sales                        $56                $53                $0
Initial sales charges retained by CMD                                        8                  1                 0
Aggregate contingent deferred sales charges
   (CDSC) on Fund redemptions retained by CMD                                0                  0                 0

                                CLASS B SHARES(C)

                                                       Year ended       Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                               $10                 $2                $2

                                CLASS C SHARES(D)

                                                       Year ended      Year ended    Eleven months ended
                                                     September 30,   September 30,      September 30,
                                                          2005            2004             2003(b)
                                                     -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                        (g)                 $0

                                CLASS G SHARES(E)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                               $123               $239              $333

                                CLASS T SHARES(F)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005           2004              2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund share sales                         $6                $ 2               $123
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                                 0                 24                  0

(a) On November 18, 2002, the Galaxy Asset Allocation Fund, Prime A shares were redesignated Class A shares.

(b) The Asset Allocation Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c) On November 18, 2002, the Galaxy Asset Allocation Fund, Prime B shares were redesignated Class B shares.

(d)  Class C shares were initially offered on November 18, 2002.

(e) On November 18, 2002, the Galaxy Asset Allocation Fund, Retail B shares were redesignated Class G shares.

(c) On November 18, 2002, the Galaxy Asset Allocation Fund, Retail A shares were redesignated Class T shares.

(d)  Rounds to less than one.


                                       ff

                                CLASS A SHARES(A)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
GROWTH FUND
Aggregate initial sales charges on Fund share sales                        $123               $143               $0
Initial sales charges retained by CMD                                         9                  2                0
Aggregate contingent deferred sales charges (CDSC)
   on Fund redemptions retained by CMD                                        0                  0                0

                               CLASS B SHARES (C)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                                $5               $(a)               $(a)

                                CLASS C SHARES(D)

                                                       Year ended      Year ended    Eleven months ended
                                                     September 30,   September 30,      September 30,
                                                          2005            2004             2003(b)
                                                     -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                        (g)                 $0

                               CLASS G SHARES (E)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                              $126                166               $205

                                CLASS T SHARES(F)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Predecessor Fund
   share sales                                                             $17                $ 5               $302
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                                 0                 23                  0

(a) On November 18, 2002, the Galaxy Equity Growth Fund, Prime A shares were redesignated Class A shares.

(b) The Growth Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c) On November 18, 2002, the Galaxy Equity Growth Fund, Prime B shares were redesignated Class B shares.

(d)  Class C shares were initially offered on November 18, 2002.

(e) On November 18, 2002, the Galaxy Equity Growth Fund, Retail B shares were redesignated Class G shares.

(f) On November 18, 2002, the Galaxy Equity Growth Fund, Retail A shares were redesignated Class T shares.

(g)  Rounds to less than one.


                                       gg

                                CLASS A SHARES(B)

                                                        Year ended      Year ended    Eleven months ended
                                                      September 30,   September 30,      September 30,
VALUE FUND                                                 2005            2004             2003(a)
---------------------------------------------------   -------------   -------------   -------------------
Aggregate initial sales charges on Fund share sales                        $23                $39
Initial sales charges retained by CMD                                        4                 (g)
Aggregate contingent deferred sales charges (CDSC)
   on Fund redemptions retained by CMD                                       0                  0

                                CLASS B SHARES(C)

                                                        Year ended      Year ended    Eleven months ended
                                                      September 30,   September 30,      September 30,
                                                           2005            2004             2003(a)
                                                      -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                                $1                 $0

                                CLASS C SHARES(D)

                                                        Year ended      Year ended    Eleven months ended
                                                      September 30,   September 30,      September 30,
                                                           2005            2004             2003(a)
                                                      -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                          $0                 $0

                                CLASS G SHARES(E)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions
   received by PFPC Distributors and PDI                                   (g)                $31               $37

                                CLASS T SHARES(F)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund
   share sales                                                             $ 6               $1,343             $78
Aggregate CDSC on Fund redemptions retained
   by CMD, PFPC
   Distributors and PDI                                                     21                    0               0

(a) The Value Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b)  Class A shares were initially offered on November 25, 2002.

(c)  Class B shares were initially offered on November 25, 2002.

(d)  Class C shares were initially offered on November 25, 2002.

(e) On November 25, 2002, the Galaxy Equity Value Fund, Retail B shares were redesignated Class G shares.

(f) On November 25, 2002, the Galaxy Equity Value Fund, Retail A shares were redesignated Class T shares.

(g)  Rounds to less than one.


                                       hh

                                CLASS A SHARES(B)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
COMMON STOCK FUND                                          2005            2004             2003(a)             2002
---------------------------------------------------   -------------   -------------   -------------------   -----------
Initial sales charges retained by CMD                                      $50                 $4                $7
Aggregate contingent deferred sales charges (CDSC)
   on Fund redemptions retained by CMD                                       8                  0                 0

                                CLASS B SHARES(C)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions
   received by CMD                                                          $6                $901              $794

                                CLASS C SHARES(D)

                                                        Year ended       Year ended    Eleven months ended
                                                      September, 30,   September 30,      September 30,
                                                           2005             2004             2003(a)
                                                      --------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                          (g)                 $0

                                CLASS G SHARES(E)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions
   received by PFPC Distributors, PDI and/or FD
   Distributors                                                            $47                $91               $163

                                CLASS T SHARES(F)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund share sales                         $7               $1,654             $122
Aggregate CDSC on Fund redemptions retained by
   CMD, PFPC Distributors and/or FD Distributors                             0                    0                0

(a) The Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) On December 9, 2002, the Fund's, Prime A shares were redesignated Class A shares.

(c) On December 9, 2002, the Fund's, Prime B shares were redesignated Class B shares.

(d)  Class C shares were initially offered on December 9, 2002.

(e) On December 9, 2002, the Fund's, Retail B shares were redesignated Class G shares.

(f) On December 9, 2002, the Fund's, Retail A shares were redesignated Class T shares.

(g)  Rounds to less than one.

                                CLASS A SHARES(A)

                                                                   Year ended        Year ended    Eleven months Ended    Year ended
                                                                 September 30,     September 30,      September, 30      October 31,
SMALL CAP FUND                                                        2005              2004             2003(b)             2002
------------------------------------------------------------   -----------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund share sales                                    $1,402              $563               $5
Initial sales charges retained by CMD                                                     193                58                0
Aggregate contingent deferred sales charges (CDSC) on Fund
   redemptions retained by CMD                                                              1                 7                0

                                CLASS B SHARES(D)

                                                                   Year ended        Year ended    Eleven months Ended    Year ended
                                                                 September 30,     September 30,      September, 30      October 31,
                                                                      2005              2004             2003(b)             2002
                                                               -----------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions received by
   PFPC Distributors and PDI                                                             $57                $5               (c)

                                CLASS C SHARES(E)

                                                                   Year ended        Year ended    Eleven months Ended
                                                                 September 30,     September 30,      September, 30
                                                                      2005              2004             2003(b)
                                                               -----------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                                      $20                (c)

                                CLASS G SHARES(F)

                                                                   Year ended        Year ended    Eleven months Ended    Year ended
                                                                 September 30,     September 30,      September, 30      October 31,
                                                                      2005              2004             2003(b)             2002
                                                               -----------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions received by
   PFPC Distributors and PDI                                                            $19                $27               $17

                                CLASS T SHARES(G)

                                                                   Year ended        Year ended    Eleven months Ended    Year ended
                                                                 September 30,     September 30,      September, 30      October 31,
                                                                      2005              2004             2003(b)             2002
                                                               -----------------   -------------   -------------------   -----------
Aggregate initial sales charges on Predecessor Fund share
   sales                                                                                 $8                $10               $423
Aggregate CDSC on Fund redemptions retained by CMD, PFPC
   Distributors and PDI                                                                   2                  2                  0

(a) On November 18, 2002, the Galaxy Small Cap Value Fund, Prime A shares were redesignated Class A shares.

(b) The Small Cap Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c)  Rounds to less than one.

(d) On November 18, 2002, the Galaxy Small Cap Value Fund, Prime B shares were redesignated Class B shares.

(e)  Class C shares were initially offered on November 18, 2002.

(f) On November 18, 2002, the Galaxy Small Cap Value Fund, Retail B shares were redesignated Class G shares.

(g) On November 18, 2002, the Galaxy Small Cap Value Fund, Retail A shares were redesignated Class T shares.


                                       jj

                                CLASS A SHARES(A)

                                                                   Year ended        Year ended    Eleven months Ended
                                                                 September 30,     September 30,      September, 30
SMALL COMPANY FUND                                                    2005              2004             2003(b)
------------------------------------------------------------   -----------------   -------------   -------------------
Aggregate initial sales charges on Fund share sales                                     $83                $24
Initial sales charges retained by CMD                                                    12                 (c)
Aggregate contingent deferred sales charges (CDSC) on Fund
   redemptions retained by CMD                                                            0                  0

                                CLASS B SHARES(D)

                                                                   Year ended        Year ended    Eleven months Ended
                                                                 September 30,     September 30,      September, 30
                                                                      2005              2004             2003(b)
                                                               -----------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                                       $2                (c)
Class B Shares were not offered by the Small Company Fund
   during the last three fiscal years.

                                CLASS C SHARES(E)

                                                                   Year ended        Year ended    Eleven months Ended
                                                                 September 30,     September 30,      September, 30
                                                                      2005              2004             2003(b)
                                                               -----------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                                      (c)                 $0

                               CLASS G SHARES(F)

                                                                                                                            Fiscal
                                                                                                                            Period
                                                                   Year ended        Year ended    Eleven months Ended      ended
                                                                 September 30,     September 30,      September, 30      October 31,
                                                                      2005              2004             2003(b)             2002
                                                               -----------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions received by
   PFPC Distributors and PDI                                                            $14                $13               $21

                               CLASS T SHARES(G)

                                                                                                                            Fiscal
                                                                                                                            Period
                                                                   Year ended        Year ended    Eleven months Ended      ended
                                                                 September 30,     September 30,      September, 30      October 31,
                                                                      2005              2004             2003(b)             2002
                                                               -----------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund share sales                                      $3                $(c)               $47
Aggregate CDSC on Fund redemptions retained by CMD, PFPC
   Distributors and PDI                                                                   0                  6                  0

(a) On November 18, 2002, the Galaxy Small Company Equity Fund, Prime A shares were redesignated Class A shares.

(b) The Small Company Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c)  Rounds to less than one.

(d) On November 18, 2002, the Galaxy Small Company Equity Fund, Prime B shares were redesignated Class B shares.

(e)  Class C shares were initially offered on November 18, 2002.

(f) On November 18, 2002, the Galaxy Small Company Equity Fund, Retail B shares were redesignated Class G shares.

(g) On November 18, 2002, the Galaxy Small Company Equity Fund l Retail A shares were redesignated Class T shares.


                                       kk

                                CLASS A SHARES(B)

                                                                           Year ended      Year ended    Eleven months ended
                                                                         September 30,   September 30,      September 30,
DIVIDEND FUND                                                                 2005            2004             2003(a)
----------------------------------------------------------------------   -------------   -------------   -------------------
Aggregate initial sales charges on Fund share sales
Initial sales charges retained by CMD                                                         $111                $1
Aggregate contingent deferred sales charges (CDSC) on Fund redemptions
   retained by CMD                                                                              18                 0

                                CLASS B SHARES(B)

                                                                                           Year ended    Eleven months ended
                                                                           Year ended    September 30,      September 30,
                                                                              2005            2004             2003(a)
                                                                         -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                                             $8                $101

                                CLASS C SHARES(B)

                                                                           Year ended      Year ended    Eleven months ended
                                                                         September 30,   September 30,      September 30,
                                                                              2005            2004             2003(a)
                                                                         -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                                            (e)               $1,563

                                CLASS G SHARES(C)

                                                        Year Ended      Year ended    Eleven Months ended    Year ended
                                                      September, 30   September 30,       September 30      October 31,
                                                           2005            2004              2003(a)            2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Fund redemptions received by PFPC
   Distributors, PDI and/or FD Distributors                                $19                $30               $46

                                CLASS T SHARES(D)

                                                        Year Ended      Year ended    Eleven Months ended    Year ended
                                                      September, 30   September 30,       September 30      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Predecessor Fund
   share sales                                                              $3               $1,167             $60
Aggregate CDSC on Fund redemptions retained by
   CMD, PFPC Distributors, PDI and/or FD
   Distributors                                                              0                    0               0

(a) The Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b)  Classes A, B and C shares were initially offered on November 25, 2002.

(c) On November 25, 2002, the Fund's Retail B shares were redesignated Class G shares.

(d) On November 25, 2002, the Fund's Retail A shares were redesignated Class T shares.

(e)  Rounds to less than one.


                                       ll

12B-1 PLAN, SHAREHOLDER SERVICING PLAN, CDSCS AND CONVERSION OF SHARES All of the Funds offer Class A, Class B, Class C, Class G, Class T and Class Z shares. The Funds may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act. Under the Plan, the Funds pay CMD monthly a service fee at an annual rate of 0.25% of each Fund's average daily net assets attributed to Class A, B and C shares. The Funds also pay CMD monthly a distribution fee at an annual rate of 0.10% of each Fund's average daily net assets attributed to Class A shares and 0.75% of each Fund's average daily net assets attributed to Class B and Class C shares.

For the current fiscal year, CMD intends to limit aggregate 12b-1 fees for Class A shares to 0.25%. The Funds also may pay CMD distribution and service fees up to a maximum of 1.15% of such Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, shareholder liaison services and administrative support services).

For the current fiscal year, the Fund's payments under the Plan for each of distribution services, shareholder liaison services and administrative support services will be limited to 0.95% (on an annualized basis) of the average daily net asset value of Class G shares owned of record or beneficially by customers of institutions. Such limitations may be revoked at any time. CMD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CMD's expenses, CMD may realize a profit from the fees. The Plan authorizes any other payments by the Funds to CMD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of the Funds' assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

Class T shares of the Funds are subject to a shareholder servicing fee pursuant to a Shareholder Servicing Plan. Under the Shareholder Servicing Plan, a Fund may enter into agreements with institutions pursuant to which an institution agrees to provide certain administrative and support services to its customers who are the beneficial owners of Class T shares. Services provided by such institutions to their customers include aggregating and processing purchase and redemption requests and placing net purchase and redemption orders. In return for providing these services, the Fund agrees to pay each institution a fee at an annual rate of up to 0.50%, comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services of the average daily net assets attributable to Class T shares owned beneficially by the institution's customers. Current service arrangements are limited to payments of 0.30% for the Funds.

Under the Shareholder Servicing Plan, the Trustees must review, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which those expenditures were made. The initial term of the Shareholder Servicing Plan is one year and it will continue in effect from year to year after its initial one-year term provided that its continuance is specifically approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Shareholder Servicing Plan or in any agreement related to it. Any material amendment to the Shareholder Servicing Plan must be approved in the same manner. The Shareholder Servicing Plan is terminable at any time with respect to any Fund by a vote of a majority of the Independent Trustees. While the Shareholder Servicing Plan is in effect, only the Independent Trustees may select and nominate any future Independent Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class G shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on when you purchased your shares that were exchanged for Class G shares. Class T shares are offered at net asset value plus varying sales charges which may include a CDSC. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectuses.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares mm
representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.

A certain number of years, depending on when you purchased your shares that were exchanged for Class G shares, after the end of the month in which you purchased your shares that were exchanged for Class G shares, such Class G shares and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class T shares having an equal value, which are not subject to the distribution fee. See Part 2 of this Statement of Additional Information for the CDSCs and conversion schedules applicable to Class G shares received in exchange for Retail B shares purchased or acquired prior to January 1, 2001.

SALES-RELATED EXPENSES (dollars in thousands) of CMD relating to the Funds for the fiscal year ended September 30, 2004, were (a):

                                                               ASSET ALLOCATION FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                         $5       $83       $ 4       $167      $641
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          1         1        (a)         3         9
Allocated travel, entertainment and other
   promotional expenses (including advertising)       3         2         1          6         4

                                                                    GROWTH FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                         $9       $133      $ 4       $174      $793
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          2          2       (a)         7         5
Allocated travel, entertainment and other
   promotional expenses (including advertising)       5          3        1         15        10

                                                                     VALUE FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                         $4       $38       $ 2       $32       $449
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          1         1         1         1          2
Allocated travel, entertainment and other
   promotional expenses (including advertising)       1         1        (a)        2          4

                                                                 COMMON STOCK FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                        $29       $61       $ 2       $92       $665
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          2         1        (a)        2          2
Allocated travel, entertainment and other
   promotional expenses (including advertising)       5         2        (a)        4          4


                                       nn

                                                                   SMALL CAP FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                        $786     $1,382     $649     $36        $478
Cost of sales material relating to the Fund
   (including printing and mailing expenses)         185         30       57      (a)         18
Allocated travel, entertainment and other
   promotional expenses (including advertising)      374         60      116       2          37

                                                                 SMALL COMPANY FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                        $21       $70       $11       $20       $237
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          5         2         1         1          1
Allocated travel, entertainment and other
   promotional expenses (including advertising)      10         3         2         2          3

                                                                   DIVIDEND FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                        $14       $160      $17       $26       $338
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          5          3        1        (a)         1
Allocated travel, entertainment and other
   promotional expenses (including advertising)       9          7        3         1          2

(a)  Rounds to less than one.

CUSTODIAN OF THE FUNDS

State Street Bank & Trust Company, located at 2 Avenue De Lafayette, Boston, MA 02111-2900, is the Funds' custodian. The custodian is responsible for safeguarding the Funds' cash and securities, receiving and delivering securities and collecting the Funds' interest and dividends.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE FUND

PricewaterhouseCoopers LLP, located at 125 High Street, Boston, Massachusetts 02110-1707, are the Fund's independent registered public accounting firm, providing audit and tax return review preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included for the fiscal year ended September 30, 2005, in reliance upon the report of PricewaterhouseCoopers LLP, given on the authority of said firm as experts in accounting and auditing.

Ernst & Young LLP located at 200 Clarendon Street, Boston, Massachusetts 02116, were the independent registered public accounting firm for the Funds and for the Predecessor Galaxy Funds for the period ended September 30, 2003 and the fiscal years ended October 31, 2002, 2001, 2000 and 1999. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the reports of Ernst & Young LLP, for the period ended September 30, 2003 and for the fiscal years ended October 31, 2002, 2001, 2000 and 1999 given on the authority of said firm as experts in accounting and auditing.


                                       oo

                      STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include the series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Columbia Funds Trust VIII, Columbia Funds Series Trust I (formerly named Columbia Funds Trust IX) and Columbia Funds Trust XI (each a Trust and together, the Trusts, also known as Fund Complex). In certain cases, the discussion applies to some, but not all, of the Funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING

In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.

SHORT SALES

A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

LOWER-RATED DEBT SECURITIES

Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the Fund's achievement of its investment goal; and

4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

COMMON STOCK, PREFERRED STOCK AND WARRANTS

Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the company's capital stock at a set price for a specified period of time.

FOREIGN SECURITIES

The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a sub-custodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

The Fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

EXCHANGE-TRADED FUNDS ("ETFS"). The Fund may invest in ETFs up to the maximum amount allowable under the 1940 Act. ETFs are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international.

ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.

The Fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders of the Fund may also indirectly bear similar expenses of an ETF.

ZERO COUPON SECURITIES (ZEROS)

The Fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)

The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSIT are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by a business to finance short-term needs (including promissory notes with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement in which the Fund would be allowed to invest directly.

CERTIFICATES OF DEPOSIT are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. TIME DEPOSITS are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central

Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund.

BANK OBLIGATIONS include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part 1 of this SAI. For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a Fund's assets that may be invested in STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component is usually volatile in response to changes in interest rates.

In U.S. TREASURY ROLLS, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

COMMERCIAL PAPER is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

STRIPPED OBLIGATIONS

To the extent consistent with their investment objective, Funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the Funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Funds' Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

MUNICIPAL SECURITIES

Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this SAI and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, each

Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

PRIVATE ACTIVITY BONDS

The Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

MUNICIPAL LEASE OBLIGATIONS

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

SECURITIES LOANS

The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

INTERFUND BORROWING AND LENDING

The Fund may lend money to and borrow money from other affiliated registered open-end investment companies. The Fund may borrow through the program when the Advisor believes borrowing is appropriate and the costs are equal to or lower than the costs of bank loans. When borrowing money, the Fund is subject to the risk that the securities the Fund acquires with the borrowed money or would otherwise have sold will decline in value. When lending money, the Fund is subject to the risk that the borrower will be unwilling or unable to make timely payments of interest or principal.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)

The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Fund from the transaction.

REITS

The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy.

ASSET-BACKED SECURITIES

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively lengthen the expected maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

CUSTODY RECEIPTS AND TRUST CERTIFICATES. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly "disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

LINE OF CREDIT

The Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goal and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian..

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities;

three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

MUNICIPAL BOND INDEX FUTURES CONTRACTS. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

OPTIONS ON FUTURES CONTRACTS. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The Funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

OPTIONS ON FOREIGN STOCK INDICES. The Funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

SWAP AGREEMENTS (SWAPS, CAPS, COLLARS AND FLOORS)

The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

EQUITY SWAPS

The Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

RISK FACTORS IN EQUITY SWAP TRANSACTIONS. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the portfolio managers do not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. See "Taxes" for information on tax risks associated with equity swaps.

FOREIGN CURRENCY TRANSACTIONS

The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

PARTICIPATION INTERESTS

The Fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

VARIABLE AND FLOATING RATE OBLIGATIONS

Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

If a variable or floating rate instrument is not rated, the Fund's Advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

CURRENCY SWAPS. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

GUARANTEED INVESTMENT CONTRACTS

Pursuant to guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.

The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.

BANK INVESTMENT CONTRACTS

Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the Funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

LOAN PARTICIPATIONS

Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

STRUCTURED INVESTMENTS

Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.

Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.

YANKEE OBLIGATIONS

Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

AMERICAN, EUROPEAN, CONTINENTAL AND GLOBAL DEPOSITARY RECEIPTS

American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

TEMPORARY CASH BALANCES

The Funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.

TAXES

In this section, all discussions of taxation at the shareholder and fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

FEDERAL TAXES. Although it may be one of several series in a single trust, the Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (Code). The Fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets.

To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer, other than U.S. government securities or other regulated investment companies; or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (c) distribute with respect to each year at least 90% of its taxable net investment income, its tax-exempt interest income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation , provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do not apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of
(c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. As a regulated investment company that is accorded special tax treatment, the Fund will not be subject to any federal income taxes on its net investment income and net realized capital gains that it distributes to shareholders on the form of dividends and in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" accorded special tax treatment in any taxable year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions (including any distributions of net tax-exempt income and net long-term capital gains) would generally be taxable as ordinary income to the shareholders, except to the extent they were treated as "qualified dividend income," as described below. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the federal corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends may be, however, includable in adjusted current earnings for purposes of computing corporate federal AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces tax basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.

FUND DISTRIBUTIONS. Distributions from the Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) will generally be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning on or before December 31, 2008.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price of the shareholder paid). Distributions are taxable whether received in cash or in Fund shares.

QUALIFIED DIVIDEND INCOME. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. With respect to a Fund investing in bonds, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

In general, distributions of investment income properly designated by the Fund as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt Fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder (but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes). The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

Income from certain "private activity bonds" issued after August 7, 1986, is treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time Fund shares are held by the shareholder.

A tax-exempt Fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the Fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users, as further defined in the Code. Income derived from the Fund's investments other than tax-exempt instruments may give rise to taxable income. The Fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of Fund shares to the extent of tax-exempt dividends paid during that period. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Under Treasury regulations, if on a disposition of Fund shares a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder will likely have to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. You are advised to consult with your tax advisor.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to backup withholding for taxpayers who fail to furnish a correct taxpayer identification number, who have under-reported dividend or interest income, or who fail to certify to the Fund that the shareholder is a United States person and is not subject to the withholding. This number and certification may be provided by either a Form W-9 or the accompanying application. In certain instances, CMS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This may produce a difference between the Fund's book income and its taxable income possibly accelerating distributions or converting distributions of book income and gains to returns of capital for book purposes.

If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal income tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund." A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

NON-U.S. SHAREHOLDERS. In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the recent legislation, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S.

person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Recent legislation modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the legislation, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning on September 1, 2005) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES (THIS SECTION IS APPLICABLE ONLY TO THE COLUMBIA TAX-MANAGED GROWTH FUND)

FEDERAL GIFT TAXES. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.

Under the Columbia Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceed $11,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.

Under the Columbia Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.

No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), including taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount, which is $1,000,000 for gifts made after December 31, 2001, and before January 1, 2010.

Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's Federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.

The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $22,000.

The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

GENERATION-SKIPPING TRANSFER TAXES

If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Columbia Advantage Plan and does not exceed the available annual exclusion amount. An exemption (the "GST exemption"), equal to $1.5 million in 2005, is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate (47% for gifts made in 2005) on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.

INCOME TAXES

The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Columbia Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.

Under the Columbia Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.

If the donor selects the Columbia Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 35%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 15%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.

When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

CONSULTATION WITH QUALIFIED ADVISOR

Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.

MANAGEMENT OF THE FUNDS The Advisor provides administrative and management services to the Funds. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. (NPMI), merged into Columbia Management Advisors, Inc. Each of the four merging companies was a registered investment advisor and advised various Funds in the Fund Complex. The Advisor, located at 100 Federal Street, Boston, Massachusetts 02110, is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. The Advisor has been an investment advisor since 1969.

In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. (NFMI), a subsidiary of NPMI and a registered investment advisor that advised several Funds in the Fund Complex, merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the Advisor to the Funds previously advised by NFMI.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 49)        Trustee       1996       Executive Vice President -         101        Nash Finch Company (food
P.O. Box 66100                                             Strategy of United Airlines                         distributor)
Chicago, IL 60666                                          (airline) since December,
                                                           2002 (formerly President of
                                                           UAL Loyalty Services
                                                           (airline) from September,
                                                           2001 to December, 2002;
                                                           Executive Vice President
                                                           and Chief Financial Officer
                                                           of United Airlines from
                                                           July, 1999 to September,
                                                           2001; Senior Vice
                                                           President-Finance from
                                                           March, 1993 to July, 1999).

Janet Langford Kelly (Age 47)     Trustee       1996       Partner, Zelle, Hofmann,           101                    None
9534 W. Gull Lake Drive                                    Voelbel, Mason & Gette LLP
Richland, MI 49083-8530                                    (law firm) since March,
                                                           2005; Adjunct Professor of
                                                           Law, Northwestern
                                                           University, since
                                                           September, 2004 (formerly
                                                           Chief Administrative
                                                           Officer and Senior Vice
                                                           President, Kmart Holding
                                                           Corporation (consumer
                                                           goods), from September,
                                                           2003 to March, 2004;
                                                           Executive Vice
                                                           President-Corporate
                                                           Development and
                                                           Administration, General
                                                           Counsel and Secretary,
                                                           Kellogg Company (food
                                                           manufacturer), from
                                                           September, 1999 to August,
                                                           2003; Senior Vice
                                                           President, Secretary and
                                                           General Counsel, Sara Lee
                                                           Corporation (branded,
                                                           packaged, consumer-products
                                                           manufacturer) from January,
                                                           1995 to September, 1999).

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Richard W. Lowry (Age 69)         Trustee       1995       Private Investor since            103(3)                  None
10701 Charleston Drive                                     August, 1987 (formerly
Vero Beach, FL 32963                                       Chairman and Chief
                                                           Executive Officer, U.S.
                                                           Plywood Corporation
                                                           (building products
                                                           manufacturer)).

Charles R. Nelson (Age 62)        Trustee       1981       Professor of Economics,           101                     None
Department of Economics                                    University of Washington,
University of Washington                                   since January, 1976; Ford
Seattle, WA 98195                                          and Louisa Van Voorhis
                                                           Professor of Political
                                                           Economy, University of
                                                           Washington, since
                                                           September, 1993 (formerly
                                                           Director, Institute for
                                                           Economic Research,
                                                           University of Washington
                                                           from September, 2001 to
                                                           June, 2003); Adjunct
                                                           Professor of Statistics,
                                                           University of Washington,
                                                           since September, 1980;
                                                           Associate Editor, Journal
                                                           of Money Credit and
                                                           Banking, since September,
                                                           1993; consultant on
                                                           econometric and statistical
                                                           matters.

John J. Neuhauser (Age 62)        Trustee       1985       Academic Vice President and       103(3)        Saucony, Inc. (athletic
84 College Road                                            Dean of Faculties since                                footwear)
Chestnut Hill, MA 02467-3838                               August, 1999, Boston
                                                           College (formerly Dean,
                                                           Boston College School of
                                                           Management from September,
                                                           1977 to August, 1999).

Patrick J. Simpson (Age 61)       Trustee       2000       Partner, Perkins Coie             101                     None
1120 N.W. Couch Street                                     L.L.P. (law firm).
Tenth Floor
Portland, OR 97209-4128

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas E. Stitzel (Age 69)        Trustee       1998       Business Consultant since          101                    None
2208 Tawny Woods Place                                     1999 (formerly Professor of
Boise, ID 83706                                            Finance from 1975 to 1999,
                                                           College of Business, Boise
                                                           State University);
                                                           Chartered Financial
                                                           Analyst.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 68)       Trustee       1996       Partner and Senior Advisor,        101            Anixter International
8 Sound Shore Drive,                and                    Chicago Growth Partners                             (network support
Suite 285                        Chairman                  (private equity investing)                       equipment distributor);
Greenwich, CT 06830               of the                   since September, 2004                              Ventas, Inc. (real
                                   Board                   (formerly Managing                                  estate investment
                                                           Director, William Blair                            trust); Jones Lang
                                                           Capital Partners (private                         LaSalle (real estate
                                                           equity investing) from                          management services) and
                                                           September, 1994 to                                Ambac Financial Group
                                                           September, 2004).                                  (financial guaranty
                                                                                                                  insurance)

Anne-Lee Verville (Age 59)        Trustee       1998       Retired since 1997                 101          Chairman of the Board of
359 Stickney Hill Road                                     (formerly General Manager,                      Directors, Enesco Group,
Hopkinton, NH 03229                                        Global Education Industry,                      Inc. (designer, importer
                                                           IBM Corporation (computer                          and distributor of
                                                           and technology) from 1994                             giftware and
                                                           to 1997).                                             collectibles)

Richard L. Woolworth (Age 64)     Trustee       1991       Retired since December 2003        101            Northwest Natural Gas
100 S.W. Market Street                                     (formerly Chairman and                          Co. (natural gas service
#1500                                                      Chief Executive Officer,                                provider)
Portland, OR 97207                                         The Regence Group (regional
                                                           health insurer); Chairman
                                                           and Chief Executive
                                                           Officer, BlueCross
                                                           BlueShield of Oregon;
                                                           Certified Public
                                                           Accountant, Arthur Young &
                                                           Company)

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
INTERESTED TRUSTEE
William E. Mayer(2) (Age 65)      Trustee       1994       Partner, Park Avenue Equity       103(3)         Lee Enterprises (print
399 Park Avenue                                            Partners (private equity)                        media), WR Hambrecht +
Suite 3204                                                 since February, 1999                             Co. (financial service
New York, NY 10022                                         (formerly Partner,                                 provider); Reader's
                                                           Development Capital LLC                           Digest (publishing);
                                                           from November, 1996 to                             OPENFIELD Solutions
                                                           February, 1999).                                    (retail industry
                                                                                                             technology provider)

(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

                                              Year First
                                              Elected or
                                  Position     Appointed                            Principal Occupation(s)
     Name, Address and Age       with Funds    to Office                             During Past Five Years
------------------------------   ----------   ----------   -------------------------------------------------------------------------
OFFICERS
Christopher L. Wilson (Age 48)    President      2004      Head of Mutual Funds since August, 2004 and Senior Vice President of the
One Financial Center                                       Advisor since January, 2005; President of the Columbia Funds, Liberty
Boston, MA 02111                                           Funds and Stein Roe Funds since October, 2004; President and Chief
                                                           Executive Officer of the Nations Funds since January, 2005; President of the Galaxy Funds since April 2005; Director of Bank of America Global
                                                           Liquidity Funds, plc since May 2005; Director of Banc of America Capital
                                                           Management (Ireland), Limited since May 2005; Senior Vice President of
                                                           BACAP Distributors LLC since January, 2005; Director of FIM Funding, Inc.
                                                           since January, 2005; Senior Vice President of Columbia Management
                                                           Distributors, Inc. since January, 2005; Director of Columbia Management
                                                           Services, Inc. since January, 2005 (formerly President and Chief
                                                           Executive Officer, CDC IXIS Asset Management Services, Inc. from
                                                           September, 1998 to August, 2004).

J. Kevin Connaughton (Age 40)     Treasurer      2000      Treasurer of the Columbia Funds since October, 2003 and of the Liberty
One Financial Center                                       Funds, Stein Roe Funds and All-Star Funds since December, 2000; Vice
Boston, MA 02111                                           President of the Advisor since April, 2003 (formerly President of the
                                                           Columbia Funds, Liberty Funds and Stein Roe Funds from February, 2004 to
                                                           October, 2004; Chief Accounting Officer and Controller of the Liberty
                                                           Funds and All-Star Funds from February, 1998 to October, 2000); Treasurer of the Galaxy Funds since September, 2002 (formerly Treasurer from
                                                           December, 2002 to December, 2004 and President from February, 2004 to
                                                           December, 2004 of the Columbia Management Multi-Strategy Hedge Fund, LLC;
                                                           Vice President of Colonial Management Associates, Inc. from February,
                                                           1998 to October, 2000).

Mary Joan Hoene (Age 55)           Senior        2004      Senior Vice President and Chief Compliance Officer of the Columbia Funds,
100 Federal Street                  Vice                   Liberty Funds, Stein Roe Funds and All-Star Funds since August, 2004;
Boston, MA 02110                  President                Chief Compliance Officer of the Columbia Management Multi-Strategy Hedge
                                  and Chief                Fund, LLC since August, 2004; Chief Compliance Officer of the BACAP
                                 Compliance                Alternative Multi-Strategy Hedge Fund LLC since October, 2004 (formerly
                                   Officer                 Partner, Carter, Ledyard & Milburn LLP from January, 2001 to August,
                                                           2004; Counsel, Carter, Ledyard & Milburn LLP from November, 1999 to
                                                           December, 2000; Vice President and Counsel, Equitable Life Assurance
                                                           Society of the United States from April, 1998 to November, 1999).

Michael G. Clarke (Age 35)          Chief        2004      Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein Roe
One Financial Center             Accounting                Funds and All-Star Funds since October, 2004 (formerly Controller of the
Boston, MA 02111                   Officer                 Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds from
                                                           May, 2004 to October, 2004; Assistant Treasurer from June, 2002 to May,
                                                           2004; Vice

                                                           President, Product Strategy & Development of the Liberty Funds and Stein
                                                           Roe Funds from February, 2001 to June, 2002; Assistant Treasurer of the
                                                           Liberty Funds, Stein Roe Funds and the All-Star Funds from August, 1999 to February, 2001; Audit Manager, Deloitte & Toche LLP from May, 1997 to
                                                           August, 1999).

Jeffrey R. Coleman (Age 35)      Controller      2004      Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                       All-Star Funds since October, 2004 (formerly Vice President of CDC IXIS
Boston, MA 02111                                           Asset Management Services, Inc. and Deputy Treasurer of the CDC Nvest
                                                           Funds and Loomis Sayles Funds from February, 2003 to September, 2004;
                                                           Assistant Vice President of CDC IXIS Asset Management Services, Inc. and
                                                           Assistant Treasurer of the CDC Nvest Funds from August, 2000 to February,
                                                           2003; Tax Manager of PFPC, Inc. from November, 1996 to August, 2000).

R. Scott Henderson (Age 45)       Secretary      2004      Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds since
One Financial Center                                       December, 2004 (formerly Of Counsel, Bingham McCutchen from April, 2001
Boston, MA 02111                                           to September, 2004; Executive Director and General Counsel, Massachusetts
                                                           Pension Reserves Investment Management Board from September, 1997 to
                                                           March, 2001).

Trustee Positions

As of December 31, 2004, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity.

General

Messrs. Lowry, Mayer and Neuhauser are also trustees/directors of the Liberty All-Star Funds.

The Trustees serve as trustees of 101 registered investment companies managed by the Advisor for which each Trustee receives a retainer at the annual rate of $45,000 and an attendance fee of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December, 2003, Mr. Theobald began serving as the Chairman of the Board. As the independent chairman of the board, Mr. Theobald receives a supplemental retainer at the annual rate of of $100,000; the chair of the Audit Committee receives a supplemental retainer at the annual rate of $10,000; the chair of each other committee receives a supplemental retainer at the annual rate of $5,000. Members of each committee, except the Audit Committee, receive $1,500 for each committee meeting. Each Audit Committee member receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 133 open-end and 10 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

MANAGEMENT AGREEMENT

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. Columbia Management Distributors, Inc. (formerly named Columbia Funds Distributor, Inc.) pays the cost of printing and distributing all other Prospectuses.

ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO CERTAIN FUNDS AND THEIR RESPECTIVE TRUSTS. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION REGARDING YOUR FUND).

Under an Administration Agreement, the Advisor, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

          (a)  providing office space, equipment and clerical personnel;

          (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund;

          (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

          (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

          (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

          (f)  maintaining certain books and records of each Fund.

With respect to Columbia Money Market Fund (formerly named Liberty Money Market
Fund) and Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund), the Administration Agreement for these Funds provides that the Advisor will monitor compliance by the Fund with Rule 2a-7 under the 1940 Act and report to the Trustees from time to time with respect thereto. The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

TRUST SERVICES AGREEMENT

Pursuant to a Trust Services Agreement, CMS provides the Columbia Tax-Managed Growth Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. CMS's fee is described in the Prospectuses of the Columbia Tax-Managed Growth Fund.

THE PRICING AND BOOKKEEPING AGREEMENT

The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement. SEE "FUND CHARGES AND EXPENSES" IN
PART 1 OF THIS SAI FOR INFORMATION ON THESE FEES.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the Funds. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The Funds and clients advised by the Advisor or the Funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.

POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Advisor believes are faced by investment professionals at most major financial firms. The Advisor and the Trustees of the Columbia Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

          - The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

          - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

          - The trading of other accounts could be used to benefit higher-fee accounts (front- running).

          - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

"Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Advisor and the Funds' Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Columbia-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

The Advisor or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

A Fund's portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at the Advisor, including each Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Advisor and each Fund, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of each Fund.

BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute securities transactions for a Fund.

The Advisor places the transactions of the Funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the Funds' transactions where the Funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by Funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a Fund.

The Advisor may use the services of affiliated broker-dealers, when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

PRINCIPAL UNDERWRITER

CMD is the principal underwriter of the Trust's shares. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT

CMS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CMS is based on number of accounts plus reimbursement for certain out-of-pocket expenses. SEE

"FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY CMS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CMS or generally by 6 months' notice by CMS to the Fund. The agreement limits the liability of CMS to the Fund for loss or damage incurred by the Fund to situations involving a failure of CMS to use reasonable care or to act in good faith and without negligence in performing its duties under the agreement. The Fund will indemnify CMS from, among other things, any and all claims, actions, suits, losses, costs, damages, and expenses incurred by it in connection with its acceptance of this Agreement, provided that: (i) to the extent such claims, actions, suits, losses, costs, damages, or expenses relate solely to a particular series or group of series of shares, such indemnification shall be only out of the assets of that series or group of series; (ii) this indemnification shall not apply to actions or omissions constituting negligence or misconduct of CMS or its agents or contractors, including but not limited to willful misfeasance, bad faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under this Agreement; and (iii) CMS shall give a Fund prompt notice and reasonable opportunity to defend against any such claim or action in its own name or in the name of CMS.

CODE OF ETHICS

The Funds, the Advisor, and CMD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

ANTI-MONEY LAUNDERING COMPLIANCE

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account, halting all shareholder activity with respect to such account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

PROXY VOTING POLICIES AND FUND PROXY VOTING RECORD

The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

The Advisor's proxy voting guidelines and procedures are included in this SAI as Appendix II. In accordance with SEC regulations, the fund's proxy voting record for the last twelve-month period ended June 30 has been filed with the SEC. You may obtain a copy of the fund's proxy voting record (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Columbia Funds have adopted policies with respect to the disclosure of the Funds' portfolio holdings by the Funds, Columbia Management, or their affiliates. These policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Funds' website at www.columbiafunds.com, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Fund's policies are described below. The Trustees shall be updated as needed regarding the Fund's compliance with the policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Columbia Management and its affiliates. The Fund's policies prohibit Columbia Management and the Fund's other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund's shares, third-party service providers, rating and ranking organizations and affiliated persons of the Fund.

PUBLIC DISCLOSURES. The Fund's portfolio holdings are currently disclosed to the public through required filings with the SEC and, for equity and fixed income funds, on the Fund's website at www.columbiafunds.com. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund's fiscal year). Shareholders may obtain the Fund's Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Fund's Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

The equity and fixed income Columbia Funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:

                                                            FREQUENCY OF
   TYPE OF FUND              INFORMATION PROVIDED            DISCLOSURE            DATE OF WEB POSTING
------------------   ------------------------------------   ------------   ----------------------------------
   Equity Funds      Full portfolio holdings information.      Monthly      30 calendar days after month-end.
Fixed Income Funds   Full portfolio holdings information.     Quarterly    60 calendar days after quarter-end

The scope of the information provided relating to the Fund's portfolio that is made available on the website may change from time to time without prior notice.

For Columbia's money market funds, a complete list of a Fund's portfolio holdings shall be publicly available on a monthly basis on the fifth business date after month-end. Shareholders may request such information by writing or calling the Fund's distributor, Columbia Management Distributors, Inc. at the address listed on the cover of this SAI.

A Fund, Columbia Management or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

OTHER DISCLOSURES. The Fund's policies provide that non-public disclosures of the Fund's portfolio holdings may be made if (1) the Fund has a legitimate business purpose for making such disclosure, (2) the Fund's chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.

The Fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to Columbia Management and its affiliates, these service providers include the Fund's custodian and sub-custodians, the Fund's independent registered public accounting firm, legal counsel, financial printers(R.R. Donnelly & Sons and Bowne & Co., Inc.), the Fund's proxy voting service provider (Alamo Direct Mail Services, Inc.), the Fund's proxy solicitor (Georgeson Shareholder Communications Inc.), rating agencies that maintain ratings on certain Columbia Funds (Fitch, Inc.) and service providers that support Columbia Management's trading systems (InvestorTool, Inc. and Thomson Financial).These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. The Fund may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Certain clients of the Fund's investment adviser(s) may follow a strategy similar to that of the Fund, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Fund.

DETERMINATION OF NET ASSET VALUE

Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the official closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value following procedures approved by the Trust's Board of Trustees.

(The following two paragraphs are applicable only to Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund) and Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund))

Trading in securities on stock exchanges and over-the-counter markets in foreign securities markets is normally completed well before the close of the business day in New York. Trading on foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

AMORTIZED COST FOR MONEY MARKET FUNDS (SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "INFORMATION CONCERNING THE FUND" IN PART 1 OF THE SAI OF COLUMBIA MONEY MARKET FUND (FORMERLY NAMED LIBERTY MONEY MARKET FUND) AND COLUMBIA MUNICIPAL MONEY MARKET FUND (FORMERLY NAMED LIBERTY MUNICIPAL MONEY MARKET
FUND))

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Under the amortized cost method a security is initially valued at cost and thereafter any discount or premium from maturity value is amortized ratably to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. If a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Columbia Money Market Fund (formerly named Liberty Money Market Fund) or the Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund) for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund may accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CMS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Investors should understand that, since the offering price of the Fund's shares is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge paid as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CMD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CMD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CMD may from time to time reallow additional amounts to all or certain FSFs. CMD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CMD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars. Travelers checks, gift checks, credit card convenience checks, credit cards, cash and ban counter (starter checks) are not accepted.

CMS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CMS, provided the new FSF has a sales agreement with CMD.

Shares credited to an account are transferable upon written instructions in good order to CMS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you may send the certificates to CMS for deposit to your account.

In addition to the commissions specified in a Fund's prospectus and this SAI, CMD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that CMD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CMD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, CMD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.

In addition, CMD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.

CMD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:

1st Global Capital Corp
401 Company
ABN AMRO Trust Services
ADP Retirement Services
Advest
AEGON/Transamerica
AG Edwards
American Century Services
American Express
AMG
AON Consulting
AST Trust Company
Banc of America Investment Services
BancOne
Bear Stearns
Benefit Plan Administrators
Bidwell & Company
BNY Clearing
C N A Trust
Charles Schwab
CIBC Oppenheimer
Citigroup Global Markets
CitiStreet Associates LLC
City National Bank
City of Milwaukee
Columbia Trust Company
Commonwealth Financial
Compensation & Capital
CPI Qualified Plan Consultants
Daily Access Concepts
Davenport & Company
Delaware Investments
Digital Retirement Solutions
Discover Brokerage
Dreyfus/Mellon
Edgewood Services
Edward Jones

E-Trade,
ExpertPlan
FAS Liberty Life Spectrum
Ferris Baker Watts
Fidelity
Financial Data Services
Franklin Templeton
Freeman Welwood
Gem Group
Great West Life
Hewitt Associates LLC
Huntington Bank
ING
Intermountain Health Care
Investmart, Inc.
Investment Manager Services (IMS)
Janney Montgomery Scott
JJB Hilliard Lyons
JP Morgan/American Century
Kenney Investments
Kirkpatrick Pettis Smith Polian Inc
Legg Mason Wood Walker
Liberty Life
Lincoln Financial
Lincoln Life
Linsco Private Ledger
M & T Securities
Marquette Trust Company
Mass Mutual Life
Matrix Settlement & Clearance Services (MSCS)
McDonald Investments
Merrill Lynch
MetLife
MFS
Mfund Trax
MidAtlantic Capital
Milliman USA
Morgan Keegan
Morgan Stanley Dean Witter
PFPC
Nationwide Investment Services
Neuberger Berman Mgmt
NFP Securities
NSD -NetStock Sharebuilder
NYLife Distributors
Optimum Investment Advisors
Orbitex
Pershing LLC
Phoenix Home Life
Piper Jaffray
PNC
PPI Employee Benefits
Private Bank & Trust
Prudential
Putnam Investments
Raymond James
RBC Dain Rausher
Robert W Baird
Royal Alliance
RSM McGladrey Inc.

Safeco
Scott & Stringfellow
Scudder Investments
Security Benefit
Segall Bryant Hamill
South Trust Securities
Southwest Securities
Standard Insurance
Stanton Group
State of NY Deferred Compensation Plan
Stephens, Inc.
Stifel Nicolaus & Co
Strong Capital
Sungard T Rowe Price
Trustar Retirement Services
Trustlynx/Datalynx
UBS Financial Services
USAA Investment Management
Vanguard
Wachovia
TD Waterhouse
Webster Investment Services
Wells Fargo
Wilmington Trust

PLEASE CONTACT YOUR FSF OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY
RECEIVE.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most Funds advised by the Advisor may be purchased through the Automatic Investment Plan. Electronic fund transfers for a fixed amount of at least $50 ($25 for IRA) are used to purchase a Fund's shares at the public offering price next determined after CMD receives the proceeds. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CMD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, D, T, G and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any fund distributed by CMD in which you have a current balance of at least $5,000 into the same class of shares of up to five other Funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Sales charges may apply if exchanging from a money market fund. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC or sales charges.

Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Management Services, Inc. (formerly named Columbia Funds Services, Inc.) (CMS) P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or financial advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CMD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" below for more information.

CLASS T SHAREHOLDER SERVICES PLAN. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the Trusts plan to enter into servicing agreements with institutions (including Bank of America Corporation and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each Fund other than the Columbia Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the Fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares;
(ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.

The payments under the servicing agreements entered into as of the date of this SAI are limited to an aggregate fee of not more than 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.15% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The Funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.

Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such Funds on any day do not exceed the income to be accrued to such Class T shares on that day.

The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the Funds. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Columbia's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.

TAX-SHELTERED RETIREMENT PLANS (Retirement Plans). CMD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Management prototype plans offered through CMD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CMD.

Participants in Retirement Plans not sponsored by CTC, not including Individual Retirement Accounts (IRAs), may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with CMS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CMS. The close out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any Fund distributed by CMD, or if the Retirement Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling CMS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification numbers available when calling.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CMS for more information at 1-800-345-6611.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHTS OF ACCUMULATION (Columbia Class A and Class T shares, Nations Class A shares and Galaxy Retail A shares only) (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase of Class A or Class T shares with prior purchases of other funds and classes distributed by CMD. The applicable sales charge is based on the combined total of:

1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all shares of funds for which CMD serves as distributor (Funds) held by the shareholder.

CMD must be promptly notified of each purchase with respect to which a shareholder is entitled to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CMS. A Fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A, Class E and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all fund shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund)). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CMS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement (provided the FSF returns to CMD the excess commission previously paid during the thirteen-month period). The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price.

If the amount of the Statement is not purchased, the shareholder shall remit to CMD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CMS will redeem escrowed Class A, E or T shares with a value equal to such difference. The additional FSF commission will be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CMS at 1-800-345-6611.

NET ASSET VALUE ELIGIBILITY GUIDELINES (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS).

1. Employees, brokers and various relationships that are allowed to buy at NAV. Class A shares of certain Funds may be sold at (NAV) to the following individuals, whether currently employed or retired: Employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries; Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CMD, or its successors and companies affiliated with the Advisor; Registered representatives and employees of Financial Service Firms (including their affiliates) that are parties to dealer agreements or other sales arrangements with CMD; Nations Funds' Trustees, Directors and employees of its investment sub-advisers; Broker/Dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes; employees or partners of any contractual service provider to the funds

     NAV eligibility for Class A purchase also applies to the families of the parties listed above and their beneficial accounts. Family members include: spouse, parent, stepparent, legal guardian, child, stepchild, father-in-law and mother-in-law.

     Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

     Registered broker/dealer firms that have entered into a Nations Funds dealer agreement with BACAP Distributors, LLC may buy Class A shares without paying a front-end sales charge for their investment account only.

     Banks, trust companies and thrift institutions, acting as fiduciaries.

2. Grandfathered investors. Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may purchase Class A shares of any Fund at NAV in those cases where a Columbia Fund Class Z share is not available.

     Shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at (NAV) will continue to be eligible for NAV purchases into those Nations Fund accounts opened through August 19, 2005.

     Galaxy Fund shareholders prior to December 1, 1995; and shareholders who
     (i) purchased Galaxy Fund Prime A shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.

     (For Class T shares only) Shareholders who (i) purchased Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

3. Reinstatement. Subject to the fund policy on trading of fund shares, an investor who has redeemed class A, B, C, D, G or T shares may, upon request, reinstate within 1 year a portion or all of the proceeds of such sales in shares of class A of any fund at the NAV next determined after Columbia Management Services, Inc. received a written reinstatement request and payment.

4. Retirement Plans. Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with CMD pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

5. Non-U.S. Investors. Certain pension, profit-sharing or other employee benefit plans offered to non-US investors may be eligible to purchase Class A shares with no sales charge.

6. Reorganizations. At the Fund's discretion, NAV eligibility may apply to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

7. Rights of Accumulation (ROA). The value of eligible accounts, regardless of class, maintained by you and you and your immediate family may be combined with the value of your current purchase to reach a sales discount level and to obtain the lower sales charge for your current purchase.

8. Letters of Intent (LOI). You may pay a lower sales charge when purchasing class A shares by signing a letter of intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the LOI within 13 months. If your LOI purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Class A, B, C, D, E, matured F, G and T shares) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act
     (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CMS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value at the time that the SWP is established. Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met. For redemptions in excess of 12% of the account's value at the time that the SWP is established, a CDSC will be charged on the SWP redemption. The 12% limit does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by CMD.

6. Qualified Retirement Plans. CDSCs may be waived on CMD shares sold by employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must be a participant in an alliance program th at has signed an agreement with Columbia Funds or CMD.

7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and
     (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

8. Return of Commission. CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

9. Non-U.S. Investors. CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

10. IRS Section 401 and 457. CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under
     Section 401 or 457 of the tax code.

11. Medical Payments. CDSCs may be waived on shares redeemed for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

12. Plans of Reorganization. At the Funds' discretion, CDSCs may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a fund is a party.

13. Charitable Giving Program. CDSCs may be waived on the sale of Class C or Class D shares sold by a non-profit organization qualified under Section 501(c)(3) of the tax code in connection with the Banc of America Capital Management Charitable Giving Program.

14. The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling or delay sending proceeds from your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction to CMS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CMS and many banks. Additional documentation may be required for sales by corporations, agents, fiduciaries, surviving joint owners, individual retirement account holders and other legal entities. Call CMS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, FSF's are responsible for furnishing all necessary documentation to CMS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN (SWP). The shareholder may establish a SWP. A specified dollar amount, share amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawalsof shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their share account may do so but may be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CMS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in "street name" must be made payable to the back office via the NSCC.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions by check and ACH are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, to a pre-existing bank account or furnishing a signature guaranteed request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CMS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address account and taxpayer identification numbers. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions apply to retirement plan accounts.

CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A and Z shares of certain Funds)

Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CMS will provide checks to be drawn on Mellon Trust of New England, N.A. (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks., However, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON-CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, a Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

INFORMATION APPLICABLE TO CLASS G AND CLASS T SHARES

The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the Funds are subject to a front-end sales charge. Investments in Class G shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.15% and 0.30%, respectively, of the Fund's average daily net assets attributable to its Class T shares. Class G shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.80% and 0.95%, respectively, of the Fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares. Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.

CLASS T SHARES. The public offering price for Class T shares of the Funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 to $25,000,000. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                                    REALLOWANCE TO
                                     REALLOWANCE TO DEALERS        DEALERS AS A % OF
                                    AS A % OF OFFERING PRICE        OFFERING PRICE
      AMOUNT OF TRANSACTION          PER SHARE - BOND FUNDS    PER SHARE - EQUITY FUNDS
      ---------------------         ------------------------   ------------------------
Less than $50,000                             4.25                       5.00
$50,000 but less than $100,000                3.75                       3.75
$100,000 but less than $250,000               2.75                       2.75
$250,000 but less than $500,000               2.00                       2.00
$500,000 but less than $1,000,000             1.75                       1.75
$1,000,000 and over                           0.00                       0.00

The appropriate reallowance to dealers will be paid by CMD to broker-dealer organizations which have entered into agreements with CMD. The reallowance to dealers may be changed from time to time.

Certain affiliates of the Advisor may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of Bank of America Corporation's affiliates.

INFORMATION APPLICABLE TO CERTAIN CLASS G SHARES RECEIVED BY FORMER GALAXY FUND RETAIL B SHAREHOLDERS IN CONNECTION WITH THE GALAXY/LIBERTY REORGANIZATION. The following table describes the CDSC schedul e applicable to Class G shares received by former Galaxy Fund Retail B shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 None

Class G shares received in exchange for Galaxy Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares seven years after purchase. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Asset Allocation Fund and/or International Equity Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.50
Through second year                   5.00
Through third year                    4.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Through the seventh year              None
Longer than seven years               None

If you acquired Retail B Shares in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class T shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

CLASS G SHARES PURCHASED AFTER THE GALAXY/LIBERTY REORGANIZATION. The public offering price for Class G shares of the Funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within seven years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from CMD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Columbia may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a Fund. See "Class T Shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to CMD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares. Class G shares of a Fund will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow CMD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.

Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - (i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a Fund, and subsequently acquires additional Class G shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the Fund, including those acquired through reinvestment, will convert to Class T shares of the Fund on the same date.

INFORMATION APPLICABLE TO CERTAIN CLASS B SHAREHOLDERS

Except for the following, Class B Share Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.

The following table describes the CDSC schedule applicable to Class B shares received by Galaxy Quality Plus Bond Fund shareholders in exchange for Prime B Shares in connection with the Galaxy/Liberty reorganization.

SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

     Automatic conversion to Class A shares occurs eight years after purchase.

     The Class B share discount program for purchases of $250,000 or more is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

INFORMATION APPLICABLE TO CERTAIN CLASS A SHAREHOLDERS:

     Except as set forth in the following paragraph, Class A share CDSCs are described in the Prospectuses:

     Class A shares received by former Galaxy High Quality Bond Fund shareholders in exchange for Prime A Shares in connection with the Galaxy/Liberty reorganization of that Fund are subject to a 1% CDSC upon redemption of such Class A shares if the Prime A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.

Shares of some Funds that pay daily dividends (include Funds) will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. Shares of some Funds that pay daily dividends (exclude Funds) Columbia will be earned starting with the day after that Fund receives payments for the shares. To determine whether a particular Fund is an include or exclude fund, customers can call 1-800-345-6611.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of certain other funds. The prospectus of each Fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange Consult CMS before requesting an exchange.

If you acquire Class A shares of an international fund by exchange from any other fund, you will not be permitted to exchange those shares into another fund for 30 calendar days, although you may redeem those shares at any time. An exchange order received prior to the expiration of the 30-day period will not be honored.

By calling CMS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CMS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CMS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CMS may require customary additional documentation. Prospectuses of the other Funds are available from the CMD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

Consult your FSF or CMS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund. Sales charges may apply for exchanges from money market funds.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Trust has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2005. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust's By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series. Shares of each Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

          Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

          Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

AAA bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

AA bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

BA bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Prime-1 Highest Quality
          Prime-2 Higher Quality
          Prime-3 High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these securities, and 'D' represents the lowest potential for recovery.

                                   APPENDIX II

                   COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA")
                      PROXY VOTING POLICIES AND PROCEDURES
                 ADOPTED JULY 1, 2003 AND REVISED MARCH 4, 2005

POLICY:

ALL PROXIES(1) REGARDING CLIENT SECURITIES FOR WHICH COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA") HAS ASSUMED AUTHORITY TO VOTE SHALL, UNLESS CMA DETERMINES IN ACCORDANCE WITH POLICIES STATED BELOW TO ABSTAIN FROM VOTING, BE VOTED IN A MANNER CONSIDERED BY CMA TO BE IN THE BEST INTEREST OF CMA'S CLIENTS, INCLUDING THE CMG FAMILY FUNDS(2) AND THEIR SHAREHOLDERS, WITHOUT REGARD TO ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES. THE BEST INTEREST OF CLIENTS IS DEFINED FOR THIS PURPOSE AS THE INTEREST OF ENHANCING OR PROTECTING THE ECONOMIC VALUE OF CLIENT ACCOUNTS, CONSIDERED AS A GROUP RATHER THAN INDIVIDUALLY, AS CMA DETERMINES IN ITS SOLE AND ABSOLUTE DISCRETION. IN THE EVENT A CLIENT BELIEVES THAT ITS OTHER INTERESTS REQUIRE A DIFFERENT VOTE, CMA SHALL VOTE AS THE CLIENT CLEARLY INSTRUCTS, PROVIDED CMA RECEIVES SUCH INSTRUCTIONS IN TIME TO ACT ACCORDINGLY.

CMA ENDEAVORS TO VOTE, IN ACCORDANCE WITH THIS POLICY, ALL PROXIES OF WHICH IT BECOMES AWARE, SUBJECT TO THE FOLLOWING EXCEPTIONS (UNLESS OTHERWISE AGREED) WHEN CMA EXPECTS TO ROUTINELY ABSTAIN FROM VOTING:

     1. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE THE SECURITY HAS BEEN LOANED FROM THE CLIENT'S ACCOUNT.

     2. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE CMA DEEMS THE COSTS TO THE CLIENT AND/OR THE ADMINISTRATIVE INCONVENIENCE OF VOTING THE SECURITY (E.G., SOME FOREIGN SECURITIES) OUTWEIGH THE BENEFIT OF DOING SO.

CMA SEEKS TO AVOID THE OCCURRENCE OF ACTUAL OR APPARENT MATERIAL CONFLICTS OF INTEREST IN THE PROXY VOTING PROCESS BY VOTING IN ACCORDANCE WITH PREDETERMINED VOTING GUIDELINES, AS STATED BELOW. FOR THOSE PROXY PROPOSALS THAT REQUIRE SPECIAL CONSIDERATION OR IN INSTANCES WHERE SPECIAL CIRCUMSTANCES MAY REQUIRE VARYING FROM THE PREDETERMINED GUIDELINES, THE CMG PROXY COMMITTEE WILL DETERMINE THE BEST INTEREST OF CMA'S CLIENTS AND VOTE ACCORDINGLY, WITHOUT CONSIDERATION OF ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES.

OVERVIEW:

CMA's policy is based upon its fiduciary obligation to act in its clients' best interest. Citing this obligation, the SEC has adopted rules pursuant to the Investment Advisers Act of 1940 and Investment Company Act of 1940 with respect to proxy voting.

PROCEDURE:

I. ACCOUNT POLICIES

Except as otherwise directed by the client, CMA shall vote as follows:

SEPARATELY MANAGED ACCOUNTS

CMA shall vote proxies on securities held in its separately managed accounts.

COLUMBIA TRUST COMPANY (CTC) TRUST POOLS

CMA shall vote proxies on securities held in the trust pools.

CMG FAMILY FUNDS/CMA FUND TRUST

CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

COLUMBIA PRIVATE PORTFOLIO

CMA shall vote proxies on securities held in its separately managed accounts.

ALTERNATIVE INVESTMENT GROUP

----------
(1) The term "proxy" as used herein refers to consents, elections and authorizations solicited by any party with respect to securities of any sort.

(2) A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

CMA's clients may invest in securities ("Alternative Investments") issued by alternative investment vehicles (i.e. hedge funds, private equity funds, and other alternative investment pools) that are structured as private limited partnerships ("LPs"), limited liability companies ("LLCs") or offshore corporations. Generally, CMA's Alternative Investment Group ("AIG") is the platform through which CMA provides advisory services relating to Alternative Investments.

The voting rights of Alternative Investments generally are rights of contract set forth in the limited liability company or limited partnership agreement, in the case of LLCs and LPs, or Memorandum and Articles of Association or By-laws, in the case of offshore corporations. Also, as privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, proxies are not solicited regarding Alternative Investment vehicles. Instead, consents may be solicited from members, limited partners or shareholders.

Because of the unique characteristics of Alternative Investments, CMA has a tailored process for voting Alternative Investment proxies and consents.

Process

AIG will vote all Alternative Investment proxies and consents in accordance with this Policy. The committee voting AIG proxies consists of AIG senior management, investment and operations professionals. Conflicts of interest are to be monitored and resolved as set forth in this Policy.

II. PROXY COMMITTEE

CMA shall establish a Proxy Committee whose standing members shall include the head of core equity, head of value, head of growth, head of income strategies, head of equity research and head of fixed income research. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf.

The Proxy Committee's functions shall include, in part,

          (a) direction of the vote on proposals where there has been a recommendation to the Committee, pursuant to Section IV.B, not to vote according to the predetermined Voting Guidelines stated in Section IV.A or on proposals which require special, individual consideration in accordance with Section IV.C;

          (b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

          (c) review at least annually of existing Voting Guidelines and need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

          (d) development and modification of Voting Procedures, as stated in
          Section V, as it deems appropriate or necessary.

The Proxy Committee shall establish a charter, which shall set forth the Committee's purpose, membership and operation. The Committee's charter shall be consistent, in all material respects, with this policy and procedure.

III. CONFLICTS OF INTEREST

With Other Bank of America Businesses

Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

Within CMA

Conflicts of interest may also arise from the business activities of CMA. For example, CMA might manage (or be seeking to manage) the assets of a benefit plan for an issuer. CMA may also be presented with an actual or apparent conflict of interest where proxies of securities issued by BAC or a CMG Family Fund, for which CMA serves as investment adviser, are to be voted for a client's account.

Management of Conflicts

CMA's policy is to always vote proxies in the best interest of its clients, as a whole, without regard to its own self-interest or that of its affiliates. BAC as well as CMA has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

          1. BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or (as in the case of BACAP associates) non-trust fiduciary responsibilities, including investment decision-making and proxy voting.

          2. In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.

          3. Within CMA, CMA's Code of Ethics affirmatively requires that associates of CMA act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's Clients.

          4. By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

               - To disclose to the chairperson of the Proxy Committee and the chairperson to the head of CMG Compliance any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA shall vote proxies. In the event the chairperson of the Proxy Committee has a conflict of interest regarding a given matter, he or she shall abstain from participating in the Committee's determination of whether and/or how to vote in the matter; and

               - To refrain from taking into consideration, in the decision as to whether or how CMA shall vote proxies:

                    - The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

                    - Any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of CMA or BAC.

Where a material conflict of interest is determined to have arisen in the proxy voting process that may not be adequately mitigated by voting in accordance with the predetermined Voting Guidelines, CMA's policy is to invoke one or more of the following conflict management procedures:

1. Convene the Proxy Committee for the purpose of voting the affected proxies in a manner that is free of the conflict.

2. Causing the proxies to be voted in accordance with the recommendations of a qualified, independent third party, which may include CMA's proxy voting agent.

3. In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

IV. VOTING GUIDELINES

A. THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING PROXIES:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

     - Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

          However, CMA generally will WITHHOLD votes from pertinent director nominees if:

               (i) the board as proposed to be constituted would have more than one-third of its members from management;

               (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);

               (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);

               (iv) a director serves on more than six public company boards;

               (v) the CEO serves on more than two public company boards other than the company's board.

          On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

     - Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.

     - Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

     - Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

          -    Established governance standards and guidelines.

          - Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.

          - Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

          - A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

          - Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

          - The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

     - Proposals that grant or restore shareholder ability to remove directors with or without cause.

     - Proposals to permit shareholders to elect directors to fill board vacancies.

     - Proposals that encourage directors to own a minimum amount of company stock.

     -    Proposals to provide or to restore shareholder appraisal rights.

     -    Proposals to adopt cumulative voting.

     -    Proposals for the company to adopt confidential voting.

CMA generally will vote AGAINST:

     - Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

     - Proposals that give management the ability to alter the size of the board without shareholder approval.

     - Proposals that provide directors may be removed only by supermajority vote.

     -    Proposals to eliminate cumulative voting.

     - Proposals which allow more than one vote per share in the election of directors.

     - Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

     - Proposals that mandate a minimum amount of company stock that directors must own.

     -    Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

     - Director and officer indemnification and liability protection. CMA is opposed to entirely eliminating directors' and officers' liability for monetary damages for violating the duty of care. CMA is also opposed to expanding coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. CMA supports proposals which provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he/she reasonably believed was in the best interests of the company, AND (ii) if the director's legal expenses would be covered.

     - Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

     - Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 10% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

     - Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

     -    Proposals asking a company to expense stock options.

     -    Proposals to put option repricings to a shareholder vote.

     - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

CMA generally will vote AGAINST:

     - Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.

     - Proposals to authorize the replacement or repricing of out-of-the money options.

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

     - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

          For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

     - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

     - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

     - Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

     - CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

     - CMA generally votes FOR shareholder proposals to eliminate a poison pill.

     - CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

     - CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.

Supermajority vote

     - CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

     - CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

     - Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

     - Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

          -    Credible reason exists to question:

               - The auditor's independence, as determined by applicable regulatory requirements.

               - The accuracy or reliability of the auditor's opinion as to the company's financial position.

          - Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.

     - Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

     - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

     - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

     - Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

     - Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.

CMA will vote AGAINST:

     - Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

     - Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

     - Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

     - FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

     - FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

     - Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

     - Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

     - Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

     - Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.

     - Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.

     - Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

8.  Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

     -    Board structure

     -    Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     - Ignore a shareholder proposal that is approved by a majority of shares outstanding;

     - Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

     -    Are interested directors and sit on the audit or nominating committee;
          or

     - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

     -    Past performance relative to its peers

     -    Market in which fund invests

     - Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

     - Past shareholder activism, board activity and votes on related proposals

     -    Strategy of the incumbents versus the dissidents

     -    Independence of incumbent directors; director nominees

     -    Experience and skills of director nominees

     -    Governance profile of the company

     -    Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Past performance as a closed-end fund

     -    Market in which the fund invests

     -    Measures taken by the board to address the discount

     - Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

     -    Proposed and current fee schedules

     -    Fund category/investment objective

     -    Performance benchmarks

     -    Share price performance as compared with peers

     -    Resulting fees relative to peers

     -    Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

     -    Stated specific financing purpose

     -    Possible dilution for common shares

     -    Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

     -    Potential competitiveness

     -    Regulatory developments

     -    Current and potential returns

     -    Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a nonfundamental restriction, considering the following factors:

     -    Fund's target investments

     -    Reasons given by the fund for the change

     -    Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:

     -    Political/economic changes in the target market

     -    Consolidation in the target market

     -    Current asset composition

Change in Fund's Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:

     -    Potential competitiveness

     -    Current and potential returns

     -    Risk of concentration

     -    Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

     -    Strategies employed to salvage the company

     -    Past performance of the fund

     -    Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

     -    The degree of change implied by the proposal

     -    The efficiencies that could result

     -    The state of incorporation; net effect on shareholder rights

     -    Regulatory standards and implications

CMA will vote FOR:

     - Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

     - Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

     -    Proposals enabling the Board to:

          -    Change, without shareholder approval the domicile of the fund

          - Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

     -    Regulations of both states

     -    Required fundamental policies of both states

     -    The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Fees charged to comparably sized funds with similar objectives

     -    The proposed distributor's reputation and past performance

     -    The competitiveness of the fund in the industry

     -    Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Resulting fee structure

     -    Performance of both funds

     -    Continuity of management personnel

     -    Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

     -    Performance of the fund's NAV

     -    The fund's history of shareholder relations

     -    The performance of other funds under the adviser's management

9. Alternative Investment Group ("AIG") Matters

The AIG Proxy Sub-Committee generally will vote in accordance with the guidelines set forth in this policy. With respect to matters that are not addressed by the guidelines, the AIG Proxy Sub-Committee will vote each such matter on a CASE-BY-CASE basis.

B. ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.

A Portfolio Manager, sub-adviser or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines stated in Section IV.A. In this situation, he or she shall request that the Proxy Committee consider voting the proxy other than according such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption.

C. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The following proposals require special, individual consideration. The Proxy Committee will determine how proxies related to all such proposals will be voted.

               1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

               2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

               3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

               4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

               5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified in Section IV.A.

               6. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

               7. PREEMPTIVE RIGHTS. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines set forth in Section IV above. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to effect the purposes of this Policy.

     - CMA shall use an independent, third-party vendor (currently Institutional Shareholder Services ("ISS")), to implement its proxy voting process as CMAs proxy voting agent. This retention is subject to CMA continuously assessing the vendor's independence from CMA and its affiliates, and the vendor's ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with CMA's proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor's other clients and the owners, officers or employees of any such firm, on the one hand, and CMA's clients, on the other hand. As means of performing this assessment, CMA will require various reports and notices from the vendor, as well as periodic audits of the vendor's voting record and other due diligence.

     - ISS shall provide proxy analysis and record keeping services in addition to voting proxies on behalf of CMA in accordance with this Policy.

     - On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in all accounts over which CMA has voting authority. Information regarding equity holdings for international portfolio shall be sent weekly.

     - ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be promptly noted and resolved by ISS, with notice to CMA.

     - Whenever a vote is solicited, ISS shall execute the vote according to CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section IV.A.

     - If ISS is not sure how to vote a particular proxy, then ISS will issue a request for voting instructions to CMA over a secure website. CMA personnel shall check this website regularly. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's understanding of the Voting Guidelines previously delivered to ISS. CMA shall promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

     - Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

     - ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

VI. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in CMA's Form ADV. Upon receipt of a Client's request for more information, CMA will provide to the Client a copy of this Policy and/or how CMA voted proxies for the Client pursuant to this Policy for up to a one-year period.

                              COLUMBIA LIBERTY FUND
                                  (THE "FUND")

   SUPPLEMENT TO THE PROSPECTUSES DATED FEBRUARY 1, 2005 (THE "PROSPECTUSES")

      The Prospectuses are hereby supplemented with the following information:

      1. The date on the front cover of each of the Prospectuses is revised to read "________________, 2005."

      2. The following sentence is added to the section entitled "Performance History":

      Year-to-date performance through ____________, 2005 for the following share classes of the Fund were as follows:

                                 Class A -- ___%
                                 Class Z -- ___%

      3. The "Annual Fund Operating Expenses" and "Example Expenses" tables in the section entitled "Your Expenses" are updated and restated in their entirety as follows:

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                   CLASS A    CLASS B    CLASS C    CLASS Z
                                   -------    -------    -------    -------
Management fee(%)                   [0.55]    [0.55]     [0.55]     [0.55]
Distribution and service
(12b-1) fees (1)(%)                 [0.23]    [0.98]     [0.98]     [0.00]
Other expenses (2)(%)               [0.35]    [0.35]     [0.35]     [0.35]
Total annual fund operating
 expenses(%)                        [1.13]    [1.88]     [1.88]     [0.90]

[(1) The annual service fee portion of the 12b-1 fee may equal up to 0.15% on net assets attributable to shares issued prior to April 1, 1989 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.15% and 0.25% rates.

(2) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.]

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

                                                            1 YEAR      3 YEARS     5 YEARS       10 YEARS
                                                            ------      -------     -------       --------
Class A                                                     [$684]       [$913]     [$1,161]      [$1,817]
Class B:  did not sell your shares                          [$191]       [$591]     [$1,016]      [$2,005]
          sold all your shares at end of period             [$691]       [$891]     [$1,216]      [$2,005]
Class C:  did not sell your shares                          [$191]       [$591]     [$1,016]      [$2,201]
          sold all your shares at end of period             [$291]       [$591]     [$1,016]      [$2,201]
Class Z:                                                    [$ 92]       [$287]     [$  498]      [$1,108]

      4. The section entitled "Financial Highlights" is updated and restated in its entirety as follows:

Selected data for a share outstanding throughout each period is as follows:

CLASS A SHARES

                                        (UNAUDITED)
                                         SIX MONTHS      YEAR ENDED      PERIOD ENDED
                                           ENDED        SEPTEMBER 30,    SEPTEMBER 30,             YEAR ENDED OCTOBER 31,
                                      MARCH 31, 2005        2004          2003 (a)(b)       2002(b)       2001(b)         2000(b)
                                      --------------    -------------   ---------------  ------------  -------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD    $   7.68         $      7.22    $   6.68         $   7.53      $     10.24     $     10.81
                                        --------         -----------    --------         --------      -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (c)                 0.08                0.13        0.12             0.16(d)          0.19            0.19
  Net realized and unrealized gain
    (loss) on investments, foreign
    currency and futures contracts          0.38                0.51        0.55            (0.84)(d)        (1.70)           0.63
                                        --------         -----------    --------         --------      -----------     -----------
  Total from Investment Operations          0.46                0.64        0.67            (0.68)           (1.51)           0.82
                                        --------         -----------    --------         --------      -----------     -----------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS
  From net investment income               (0.09)              (0.18)      (0.13)           (0.17)           (0.20)          (0.19)
                                        --------         -----------    --------         --------      -----------     -----------
  From net realized gains                     --                  --          --               --            (1.00)          (1.20)
                                        --------         -----------    --------         --------      -----------     -----------
  Total Distributions Declared to
     Shareholders                          (0.09)              (0.18)      (0.13)           (0.17)           (1.20)          (1.39)
                                        --------         -----------    --------         --------      -----------     -----------
NET ASSET VALUE, END OF PERIOD          $   8.05         $      7.68    $   7.22         $   6.68      $      7.53     $     10.24
  Total return (e)                          6.03%(f)            8.92%      10.13%(f)        (9.19)%         (16.38)%          8.16%
                                        --------         -----------    --------         --------      -----------     -----------
RATIOS TO AVERAGE NET ASSETS:
  Operating expenses (g)                    1.14%(h)            1.13%       1.23%(h)         1.18%            1.13%           1.06%
  Interest expense                            --                  --          --%(h)(i)        --%(i)           --              --
  Expenses (g)                              1.14%(h)            1.13%       1.23%(h)         1.18%            1.13%           1.06%
  Net investment income (g)                 1.95%(h)            1.73%       1.86%(h)         2.24%(d)         2.29%           1.88%
  Portfolio turnover rate                     31%(f)              74%        109%(f)           41%              55%             78%
  Net assets, end of period (000's)     $563,757         $   574,954    $605,859         $624,483      $   757,467     $   874,225

(a) The Fund has changed its fiscal year end from October 31 to September 30.

(b) For the period ended September 30, 2003 and the years ended October 31, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the year ended October 31, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 2.28% to 2.24%. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h) Annualized.

(i) Rounds to less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:

CLASS B SHARES


                                     (UNAUDITED)       YEAR        PERIOD
                                     SIX MONTHS        ENDED        ENDED
                                        ENDED        SEPTEMBER  SEPTEMBER 30,                 YEAR ENDED OCTOBER 31,
                                   MARCH 31, 2005     30, 2004   2003 (a)(b)         2002(b)         2001(b)        2000(b)
                                   ----------------  ---------  -------------    ---------------  -------------  ------------
NET ASSET VALUE, BEGINNING
   OF PERIOD                        $      7.68      $   7.21   $   6.67         $      7.51      $     10.22    $     10.79
                                    -----------      --------   --------         -----------      -----------    -----------
INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income (c)                0.05          0.07       0.07                0.11(d)          0.13           0.12
  Net realized and
    unrealized gain (loss)
    on investments, foreign
    currency and futures
    contracts                              0.38          0.52       0.55               (0.83)(d)        (1.71)          0.62
                                    -----------      --------   --------         -----------      -----------    -----------
  Total from Investment
     Operations                            0.43          0.59       0.62               (0.72)           (1.58)          0.74
                                    -----------      --------   --------         -----------      -----------    -----------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS
  From net investment income              (0.06)        (0.12)     (0.08)              (0.12)           (0.13)         (0.11)
                                    -----------      --------   --------         -----------      -----------    -----------
  From net realized gains                    --            --         --                  --            (1.00)         (1.20)
                                    -----------      --------   --------         -----------      -----------    -----------
  Total Distributions
     Declared to
     Shareholders                         (0.06)        (0.12)     (0.08)              (0.12)           (1.13)         (1.31)
                                    -----------      --------   --------         -----------      -----------    -----------
NET ASSET VALUE, END OF             $      8.05      $   7.68   $   7.21         $      6.67      $      7.51    $     10.22
   PERIOD
  Total return (e)                         5.64%(f)      8.22%      9.33%(f)           (9.77)%         (17.05)%         7.33%
                                    -----------      --------   --------         -----------      -----------    -----------
RATIOS TO AVERAGE NET ASSETS:
  Operating expenses (g)                   1.89%(h)      1.88%      1.98%(h)            1.93%            1.88%          1.81%
  Interest expense                           --            --         --%(h)(i)           --%(i)           --             --
  Expenses (g)                             1.89%(h)      1.88%      1.98%(h)            1.93%            1.88%          1.81%
  Net investment income (g)                1.20%(h)      0.97%      1.11%(h)            1.49%(d)         1.54%          1.13%
  Portfolio turnover rate                    31%(f)        74%       109%(f)              41%              55%            78%
  Net assets, end of period
     (000's)                        $   151,905      $171,775   $218,494         $   252,598      $   412,639    $   604,975

(a) The Fund has changed its fiscal year end from October 31 to September 30.

(b) For the period ended September 30, 2003 and the years ended October 31, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the year ended October 31, 2002, was to decrease the ratio of net investment income to average net assets from 1.53% to 1.49%. The impact to the net investment income and net realized and unrealized gain (loss) per share was less than $0.01. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h) Annualized.

(i) Rounds to less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:

CLASS C SHARES

                                          (UNAUDITED)
                                          SIX MONTHS      YEAR ENDED   PERIOD ENDED
                                            ENDED         SEPTEMBER    SEPTEMBER 30,            YEAR ENDED OCTOBER 31,
                                        MARCH 31, 2005    30, 2004      2003 (a)(b)     2002(b)       2001(b)        2000(b)
                                        --------------   -----------  --------------  -----------  ------------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD     $     7.66      $     7.20   $  6.66         $  7.50      $    10.21     $    10.78
                                         ----------      ----------   -------         -------      ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (c)                    0.05            0.07      0.07            0.11(d)         0.13           0.12
  Net realized and unrealized gain
    (loss) on investments, foreign
    currency and futures contracts             0.38            0.51      0.55           (0.83)(d)       (1.71)          0.62
                                         ----------      ----------   -------         -------      ----------     ----------
  Total from Investment Operations             0.43            0.58      0.62           (0.72)          (1.58)          0.74
                                         ----------      ----------   -------         -------      ----------     ----------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS
  From net investment income                  (0.06)          (0.12)    (0.08)          (0.12)          (0.13)         (0.11)
                                         ----------      ----------   -------         -------      ----------     ----------
  From net realized gains                        --              --        --              --           (1.00)         (1.20)
                                         ----------      ----------   -------         -------      ----------     ----------
  Total Distributions Declared to
     Shareholders                             (0.06)          (0.12)    (0.08)          (0.12)          (1.13)         (1.31)
                                         ----------      ----------   -------         -------      ----------     ----------
NET ASSET VALUE, END OF PERIOD           $     8.03      $     7.66   $  7.20         $  6.66      $     7.50     $    10.21
  Total return (e)                             5.66%(f)        8.09%     9.34%(f)       (9.78)%        (17.07)%         7.34%
                                         ----------      ----------   -------         -------      ----------     ----------
RATIOS TO AVERAGE NET ASSETS:
  Operating expenses (g)                       1.89%(h)        1.88%     1.98%(h)        1.93%           1.88%          1.81%
  Interest expense                               --              --        --%(h)(i)       --%(i)          --             --
  Expenses (g)                                 1.89%(h)        1.88%     1.98%(h)        1.93%           1.88%          1.81%
  Net investment income (g)                    1.20%(h)        0.97%     1.11%(h)        1.49%(d)        1.54%          1.13%
  Portfolio turnover rate                        31%(f)          74%      109%(f)          41%             55%            78%
  Net assets, end of period (000's)      $    5,663      $    6,033   $ 8,457         $ 7,873      $   10,463     $    6,519

(a) The Fund has changed its fiscal year end from October 31 to September 30.

(b) For the period ended September 30, 2003 and the years ended October 31, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the year ended October 31, 2002, was to decrease the ratio of net investment income to average net assets from 1.53% to 1.49%. The impact to the net investment income and net realized and unrealized gain (loss) per share was less than $0.01. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h) Annualized.

(i) Rounds to less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:

CLASS Z SHARES

                                       (UNAUDITED)
                                       SIX MONTHS
                                          ENDED      YEAR ENDED    PERIOD ENDED
                                        MARCH 31,    SEPTEMBER     SEPTEMBER 30,            YEAR ENDED OCTOBER 31,
                                          2005        30, 2004      2003 (a)(b)       2002(b)       2001(b)     2000(b)
                                       -----------   ---------    --------------    -----------    ---------   --------
NET ASSET VALUE, BEGINNING OF PERIOD   $  8.15        $  7.65     $  7.07           $  7.95        $ 10.75     $ 11.28
                                       -------        -------     -------           -------        -------     -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (c)               0.09           0.16        0.14              0.19(d)        0.21        0.22
  Net realized and unrealized gain
    (loss) on investments, foreign
    currency and futures contracts        0.40           0.54        0.59             (0.88)(d)      (1.79)       0.67
                                       -------        -------     -------           -------        -------     -------
  Total from Investment Operations        0.49           0.70        0.73             (0.69)         (1.58)       0.89
                                       -------        -------     -------           -------        -------     -------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS
  From net investment income             (0.10)         (0.20)      (0.15)            (0.19)         (0.22)      (0.22)
                                       -------        -------     -------           -------        -------     -------
  From net realized gains                   --             --          --                --          (1.00)      (1.20)
                                       -------        -------     -------           -------        -------     -------
  Total Distributions Declared to
     Shareholders                        (0.10)         (0.20)      (0.15)            (0.19)         (1.22)      (1.42)
                                       -------        -------     -------           -------        -------     -------
NET ASSET VALUE, END OF PERIOD         $  8.54        $  8.15     $  7.65           $  7.07        $  7.95     $ 10.75
  Total return (e)                        6.04%(f)       9.19%      10.38%(f)         (8.88)%       (16.25)%      8.44%
                                       -------        -------     -------           -------        -------     -------
RATIOS TO AVERAGE NET ASSETS:
  Operating expenses (g)                  0.91%(h)       0.90%       1.00%(h)          0.95%          0.90%       0.82%
  Interest expense                          --             --          --%(h)(i)         --%(i)         --          --
  Expenses (g)                            0.91%(h)       0.90%       1.00%(h)          0.95%          0.90%       0.82%
  Net investment income (g)               2.18%(h)       1.99%       2.00%(h)          2.47%(d)       2.52%       2.12%
  Portfolio turnover rate                   31%(f)         74%        109%(f)            41%            55%         78%
  Net assets, end of period (000's)    $   714        $   641     $   340           $   137        $    50     $     3

(a) The Fund has changed its fiscal year end from October 31 to September 30.

(b) For the period ended September 30, 2003 and the years ended October 31, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the year ended October 31, 2002, was to decrease the ratio of net investment income to average net assets from 2.51% to 2.47%. The impact to the net investment income and net realized and unrealized gain (loss) per share was less than $0.01. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(e) Total return at net asset value assuming all distributions reinvested.

(f) Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h) Annualized.

      5. The information under the heading "For More Information - Investment Company Act file number" is revised as follows:

      Columbia Funds Series Trust I: 811-4367

            -     Columbia Liberty Fund

      6. The section entitled "Managing the Funds: Portfolio Managers" is replaced in its entirety as follows:

PORTFOLIO MANAGERS

VIKRAM J. KURIYAN, PHD, a portfolio manager of Columbia Management, is the lead manager for the Fund and has managed the Fund since August, 2005. Dr. Kuriyan has been associated with Columbia Management or its affiliates since January, 2000.

KAREN WURDACK, a portfolio manager of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since August, 2005. Ms. Wurdack has been associated with Columbia Management or its affiliates since August, 1993.

Dr. Kuriyan and Ms. Wurdack are responsible for allocating the Fund assets among the various asset classes, while investment decision for the portion of the Fund's assets allocated to each asset class will be made by investment professionals with particular expertise in such asset class. The asset classes, and the persons responsible for managing the Fund's assets allocated to each particular asset class, are as follows:

Large-cap growth stocks:          Paul J. Berlinguet, Edward P. Hickey,
                                  Roger R. Sullivan and Mary-Ann Ward
Large-cap value stocks:           Brian J. Cunningham, Gregory M. Miller and
                                  Richard Dahlberg
Foreign securities:               NIMNAI (Sub-Advisor)
Investment grade bonds:           Leonard Aplet

PAUL J. BERLINGUET, a senior vice president of Columbia Management and head of Columbia Management's Large-Cap Growth Team, is a manager for the portion of the Fund allocated to the large-cap growth stocks category and has managed or co-managed that portion of the Fund since October, 2003. Mr. Berlinguet has been associated with Columbia Management since October, 2003. Prior to joining Columbia Management in October, 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds from April, 2001 to October, 2003. Prior to joining John Hancock Funds in April, 2001, Mr. Berlinguet was head of the Global

Technology Research Team and a large-cap growth portfolio manager at Baring Asset Management.

EDWARD P. HICKEY, a portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since June, 2005. Mr. Hickey has been associated with Columbia Management or its predecessor since November, 1998.

ROGER R. SULLIVAN, a portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since June, 2005. Mr. Sullivan has been associated with Columbia Management or its predecessors since January, 2005. Prior to joining in January, 2005, Mr. Sullivan was a senior vice president of Putnam Investments from December, 1994 to December 2004.

MARY-ANN WARD, a portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since June, 2005. Ms. Ward has been associated with Columbia Management or its predecessors since July, 1997.

BRIAN J. CUNNINGHAM, a vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since November, 2003. Mr. Cunningham has been associated with Columbia Management or its predecessors since 1987.

GREGORY M. MILLER, a senior vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since April, 2003. Mr. Miller has been associated with Columbia Management or its predecessors since 1985.

RICHARD DAHLBERG, a senior portfolio manager and head of Columbia Management's Large-Cap Value Team, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since October, 2003. Prior to joining Columbia Management in September, 2003, Mr. Dahlberg was a portfolio manager at Grantham, Mayo, Van Otterloo & Co. LLC from November, 2001 to December, 2002. Prior to joining Grantham, Mayo, Van Otterloo & Co. LLC in November, 2001, Mr. Dahlberg was a portfolio manager at Pioneer Investment Management, Inc. from September, 1998 to November, 2001. Leonard Aplet, a senior vice president of Columbia Management and head of Columbia's Portland Core Fixed Income Team, is the manager for the portion of the Fund allocated to the investment grade bonds category and has managed that portion of the Fund since March, 2005. Mr. Aplet has been associated with Columbia Management or its predecessors since 1987.

JOHN T. WILSON, a portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed the Fund since August, 2005. Mr. Wilson has been associated with Columbia Management since July, 2005. Prior to July, 2005, Mr. Wilson was a managing director and head of the Large Cap Core Team of State Street Research and Management from May, 1996 to July, 2005.

      7. As discussed in greater detail in earlier supplements, on March 15, 2004, Columbia Management Advisors, Inc. ("Columbia Management"), the Fund's adviser, and Columbia Funds Distributor, Inc. ("CFD") the distributor of the Fund's shares (collectively, "Columbia"), entered into agreements in principle with the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") to resolve the proceedings brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds.

      On February 9, 2005, Columbia entered into an Assurance of Discontinuance with the NYAG (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order" and together, the "Settlements"). The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle.

      Under the terms of the SEC Order, Columbia has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review Columbia's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

      Pursuant to the procedures set forth in the SEC Order, the settlement amounts will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with Columbia and the Fund's independent trustees and not unacceptable to the staff of the SEC. More specific information on the distribution plan will be communicated at a later date.

      As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia Funds, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

      A copy of the SEC Order will be available on the SEC's website at http://www.sec.gov. A copy of the NYAG Settlement will be available as part of the Bank of America Corporation Form 8-K filing on or about February 10, 2005.

8. The Prospectuses are hereby supplemented with the following information relating to hypothetical investment and expense information:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Fund assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of fee waivers or expense reimbursements. Your actual costs may be higher or lower.

CLASS A

                                ANNUAL EXPENSE RATIO
                                        1.13%

           CUMULATIVE RETURN    HYPOTHETICAL YEAR-END                              HYPOTHETICAL YEAR     ANNUAL
            BEFORE FEES AND         BALANCE BEFORE           CUMULATIVE RETURN     END BALANCE AFTER    FEES AND
YEAR           EXPENSES           FEES AND EXPENSES      AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
 1                5.00%                $ 9,896.25                  3.87%                $ 9,789.75      $   683.56
 2               10.25%                $10,391.06                  7.89%                $10,168.61      $   112.76
 3               15.76%                $10,910.62                 12.07%                $10,562.14      $   117.13
 4               21.55%                $11,456.15                 16.40%                $10,970.89      $   121.66
 5               27.63%                $12,028.95                 20.91%                $11,395.46      $   126.37
 6               34.01%                $12,630.40                 25.59%                $11,836.47      $   131.26
 7               40.71%                $13,261.92                 30.45%                $12,294.54      $   136.34
 8               47.75%                $13,925.02                 35.49%                $12,770.34      $   141.62
 9               55.13%                $14,621.27                 40.74%                $13,264.55      $   147.10
 10              62.89%                $15,352.33                 46.18%                $13,777.89      $   152.79

TOTAL GAIN BEFORE FEES AND EXPENSES    $ 5,927.33
TOTAL GAIN AFTER FEES AND EXPENSES                                                      $ 4,352.89
TOTAL ANNUAL FEES AND EXPENSES                                                                          $ 1,870.59

CLASS B

                                  ANNUAL EXPENSE RATIO
                                         1.88%

             CUMULATIVE RETURN    HYPOTHETICAL YEAR-END                              HYPOTHETICAL YEAR     ANNUAL
              BEFORE FEES AND         BALANCE BEFORE          CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR             EXPENSES            FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
 1                5.00%                $10,500.00                   3.12%                $10,312.00      $   190.93
 2               10.25%                $11,025.00                   6.34%                $10,633.73      $   196.89
 3               15.76%                $11,576.25                   9.66%                $10,965.51      $   203.03
 4               21.55%                $12,155.06                  13.08%                $11,307.63      $   209.37
 5               27.63%                $12,762.82                  16.60%                $11,660.43      $   215.90
 6               34.01%                $13,400.96                  20.24%                $12,024.23      $   222.64
 7               40.71%                $14,071.00                  23.99%                $12,399.39      $   229.58
 8               47.75%                $14,774.55                  27.86%                $12,786.25      $   236.75
 9               55.13%                $15,513.28                  32.81%                $13,281.08      $   147.28
 10              62.89%                $16,288.95                  37.95%                $13,795.06      $   152.98

TOTAL GAIN BEFORE FEES AND EXPENSES    $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                       $ 3,795.06
TOTAL ANNUAL FEES AND EXPENSES                                                                           $ 2,005.35

CLASS C

                                 ANNUAL EXPENSE RATIO
                                         1.88%

            CUMULATIVE RETURN    HYPOTHETICAL YEAR-END                              HYPOTHETICAL YEAR     ANNUAL
             BEFORE FEES AND         BALANCE BEFORE          CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR            EXPENSES            FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
 1                5.00%                $10,500.00                   3.12%               $10,312.00      $   190.93
 2               10.25%                $11,025.00                   6.34%               $10,633.73      $   196.89
 3               15.76%                $11,576.25                   9.66%               $10,965.51      $   203.03
 4               21.55%                $12,155.06                  13.08%               $11,307.63      $   209.37
 5               27.63%                $12,762.82                  16.60%               $11,660.43      $   215.90
 6               34.01%                $13,400.96                  20.24%               $12,024.23      $   222.64
 7               40.71%                $14,071.00                  23.99%               $12,399.39      $   229.58
 8               47.75%                $14,774.55                  27.86%               $12,786.25      $   236.75
 9               55.13%                $15,513.28                  31.85%               $13,185.18      $   244.13
 10              62.89%                $16,288.95                  35.97%               $13,596.56      $   251.75

TOTAL GAIN BEFORE FEES AND EXPENSES    $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                      $ 3,596.56
TOTAL ANNUAL FEES AND EXPENSES                                                                          $ 2,200.97

CLASS Z

                                 ANNUAL EXPENSE RATIO
                                        0.90%

            CUMULATIVE RETURN    HYPOTHETICAL YEAR-END                              HYPOTHETICAL YEAR     ANNUAL
             BEFORE FEES AND         BALANCE BEFORE          CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR            EXPENSES            FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
 1                5.00%                $10,500.00                   4.10%               $10,410.00      $    91.85
 2               10.25%                $11,025.00                   8.37%               $10,836.81      $    95.61
 3               15.76%                $11,576.25                  12.81%               $11,281.12      $    99.53
 4               21.55%                $12,155.06                  17.44%               $11,743.65      $   103.61
 5               27.63%                $12,762.82                  22.25%               $12,225.13      $   107.86
 6               34.01%                $13,400.96                  27.26%               $12,726.37      $   112.28
 7               40.71%                $14,071.00                  32.48%               $13,248.15      $   116.89
 8               47.75%                $14,774.55                  37.91%               $13,791.32      $   121.68
 9               55.13%                $15,513.28                  43.57%               $14,356.76      $   126.67
 10              62.89%                $16,288.95                  49.45%               $14,945.39      $   131.86

TOTAL GAIN BEFORE FEES AND EXPENSES    $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                      $ 4,945.39
TOTAL ANNUAL FEES AND EXPENSES                                                                          $ 1,107.84

      9. Columbia Funds Distributor, Inc. (the Fund's distributor) and Columbia Funds Services, Inc. (the Fund's transfer agent) have changed their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.

      Sections 10 through 18 of this supplement apply only to Classes A, B, and C of the Fund.

      10. The footnotes to the table entitled "Shareholder Fees" in the Fund's Class A, B and C Prospectus are revised to provide that the contingent deferred sales charge ("CDSC") applicable to Class A shares applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.

      11. The section entitled "Investment Minimums" in the Fund's Class A, B and C Prospectus is revised in its entirety as follows:

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Please see the Statement of Additional Information for more details on investment minimums.

      12. The call-out box entitled "Choosing a Share Class" in the Fund's Class A, B and C Prospectus is revised in its entirety as follows:

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B AND C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

      13. The table entitled "Class A Sales Charges" in the Fund's Class A, B and C Prospectus is replaced in its entirety as follows:

      For Fixed Income Funds (other than Columbia Money Market Fund and Columbia Municipal Money Market Fund):

CLASS A SALES CHARGES

                                                AS A % OF THE                                          % OF OFFERING PRICE
                                               PUBLIC OFFERING                AS A % OF YOUR          RETAINED BY FINANCIAL
AMOUNT PURCHASED                                   PRICE                       INVESTMENT                   ADVISOR
Less than $50,000                                   4.75                          4.99                        4.25
                                               ---------------                --------------          ---------------------
$50,000 to less than $100,000                       4.50                          4.71                        4.00
                                               ---------------                --------------          ---------------------
$100,000 to less than $250,000                      3.50                          3.63                        3.00
                                               ---------------                --------------          ---------------------
$250,000 to less than $500,000                      2.50                          2.56                        2.25
                                               ---------------                --------------          ---------------------
$500,000 to less than $1,000,000                    2.00                          2.04                        1.75
                                               ---------------                --------------          ---------------------
$1,000,000 or more                                  0.00                          0.00                        0.00
                                               ---------------                --------------          ---------------------

      For Short-Intermediate Fixed Income Funds:

CLASS A SALES CHARGES

                                                AS A % OF THE                                          % OF OFFERING PRICE
                                               PUBLIC OFFERING                AS A % OF YOUR          RETAINED BY FINANCIAL
AMOUNT PURCHASED                                   PRICE                       INVESTMENT                   ADVISOR
Less than $100,000                                  3.25                          3.36                        3.00
                                               ---------------                --------------          ---------------------
$100,000 to less than $250,000                      2.50                          2.56                        2.25
                                               ---------------                --------------          ---------------------
$250,000 to less than $500,000                      2.00                          2.04                        1.75
                                               ---------------                --------------          ---------------------
$500,000 to less than $1,000,000                    1.50                          1.52                        1.25
                                               ---------------                --------------          ---------------------
$1,000,000 or more                                  0.00                          0.00                        0.00
                                               ---------------                --------------          ---------------------

      For Short-Term Fixed Income Funds:

CLASS A SALES CHARGES

                                                AS A % OF THE                                          % OF OFFERING PRICE
                                               PUBLIC OFFERING                AS A % OF YOUR          RETAINED BY FINANCIAL
AMOUNT PURCHASED                                   PRICE                       INVESTMENT                   ADVISOR
Less than $100,000                                  1.00                          1.01                        0.75
                                               ---------------                --------------          ---------------------
$100,000 to less than $250,000                      0.75                          0.76                        0.50
                                               ---------------                --------------          ---------------------
$250,000 to less than $1,000,000                    0.50                          0.50                        0.40
                                               ---------------                --------------          ---------------------
$1,000,000 or more                                  0.00                          0.00                        0.00
                                               ---------------                --------------          ---------------------

      14. The paragraph immediately following the table entitled "Class A Sales Charges" in the Fund's Class A, B and C Prospectus is revised in its entirety as follows:

Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

      15. The table entitled "Purchases Over $1 Million" for Class A shares in the Fund's Class A, B and C Prospectus is replaced in its entirety as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                               COMMISSION %
Less than $3 million                              1.00
                                               ------------
$3 million to less than $50 million               0.50
                                               ------------
$50 million or more                               0.25

For certain group retirement plans, financial advisors will receive a 1% commission from the distributor on all purchases less than $3 million.

      16. The section entitled "Reduced Sales Charges for Larger Investments" in the Fund's Class A, B and C Prospectus is revised in its entirety as follows:

      A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

      B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

      -     Individual accounts
      -     Joint accounts
      -     Certain IRA accounts
      -     Certain trusts
      -     UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

      C.    How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

      D.    How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, though fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

      17. All disclosure related to Class B Sales Charges under the section entitled "Sales Charges" in the Fund's Class A, B and C Prospectus is revised in its entirety as follows:

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

      For all Funds (other than the Short-Intermediate Fixed Income Funds):

Purchases of less than $50,000

CLASS B SALES CHARGES

                                                                  % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                     SHARES ARE SOLD
Through first year                                                    5.00
                                                                  ---------------
Through second year                                                   4.00
                                                                  ---------------
Through third year                                                    3.00
                                                                  ---------------
Through fourth year                                                   3.00
                                                                  ---------------
Through fifth year                                                    2.00
                                                                  ---------------
Through sixth year                                                    1.00
                                                                  ---------------
Longer than six years                                                 0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

      For Short-Intermediate Fixed Income Funds:

Purchases of less than $50,000

CLASS B SALES CHARGES

                                                                  % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                     SHARES ARE SOLD
Through first year                                                     3.00
                                                                  ---------------
Through second year                                                    3.00
                                                                  ---------------
Through third year                                                     2.00
                                                                  ---------------
Through fourth year                                                    1.00
                                                                  ---------------
Through fifth year                                                     0.00
                                                                  ---------------
Through sixth year                                                     0.00
                                                                  ---------------
Longer than six years                                                  0.00
                                                                  ---------------

Commission to financial advisors is 2.75%.

Automatic conversion to Class A shares occurs eight years after purchase.

      18. The instructions with respect to redemptions by systematic withdrawal plan in the table under the section "How to Sell Shares" in the Fund's Class A, B and C Prospectus are revised in their entirety as follows:

You may automatically sell a specified dollar amount or percentage of your account on a monthly, quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance requirement has been waived for wrap accounts. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

      Section 19 of this supplement applies only to Class Z of the Fund.

      19. The section entitled "Eligible Investors" in the Fund's Class Z Prospectus is revised in its entirety as follows:

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.

IMPORTANT THINGS TO CONSIDER WHEN DECIDING ON A CLASS OF SHARES:

Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.

Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by an intermediary. Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.

Eligible Investors and their applicable investment minimums are as follows:

No minimum initial investment

- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

- Any group retirement plan, including defined benefit and defined contribution plans such as: 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of a Fund's transfer agent;

- Any investor purchasing through a Columbia Management Group state tuition plan organized under Section 529 of the Internal Revenue Code; or

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn

      Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

$1,000 minimum initial investment

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (CMD) (i) who holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by CMD;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by CMD;

- Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;

- Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $1,000 minimum investment requirement);

- Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; or

- Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.

The Fund reserves the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

                                                             [September 6, 2005]

COLUMBIA LIBERTY FUND                         Prospectus, February 1, 2005

CLASS A, B AND C SHARES

Advised by Columbia Management Advisors, Inc.


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TABLE OF CONTENTS

THE FUND                                                2
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Investment Goals.....................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   4
Your Expenses........................................   6

YOUR ACCOUNT                                            8
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How to Buy Shares....................................   8
Sales Charges........................................   9
How to Exchange Shares...............................  14
How to Sell Shares...................................  14
Fund Policy on Trading of Fund Shares................  15
Distribution and Service Fees........................  16
Other Information About Your Account.................  17

MANAGING THE FUND                                      20
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Investment Advisor...................................  20
Investment Sub-Advisor...............................  20
Portfolio Managers...................................  20

OTHER INVESTMENT
STRATEGIES AND RISKS                                   22
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FINANCIAL HIGHLIGHTS                                   23
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Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks primarily income and capital growth and, secondarily, capital preservation.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund allocates its investments among various categories of equity and debt securities, including: large capitalization (large-cap) growth stocks, large-cap value stocks, foreign securities and investment grade bonds of U.S. issuers. Each asset class is managed by a separate portfolio manager or team with experience in investing in that particular class.

The Fund's lead portfolio manager will allocate the Fund's assets among the various asset classes. The lead portfolio manager will adjust the number of asset classes, as well as the portion of the Fund's assets allocated to each class, from time to time, based on his assessment of such factors as relative attractiveness, valuation, fundamentals, quantitative analyses, economic and market expectations, and recommendations of the investment strategy group of Columbia Management Group, Inc., the parent company of the Fund's investment advisor.

In selecting equity securities, the Fund's investment advisor favors stocks with long-term growth potential that are expected to outperform their peers over time. Large-cap stocks are stocks of large-size companies that have market capitalizations similar in size to those companies in the Standard & Poor's 500 Index. As of December 31, 2004, that index included companies with capitalizations between approximately $900.8 million and $311.1 billion. All market capitalizations are determined at the time of purchase.

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed-income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.

The advisor also forecasts the direction and degree of change in long-term interest rates to help in the selection of debt securities. Investment grade debt securities purchased by the Fund will have one of the top four ratings assigned by Standard & Poor's Ratings Group or Moody's Investors Service, Inc., or will be unrated securities determined by the advisor to be of comparable quality.

At times, the advisor may maintain cash positions for liquidity purposes, temporary defensive purposes, or to implement the Fund's active allocation strategy.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

----
 2

THE FUND

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued or supported by private entities, including corporate bonds and mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The Fund may not be able to find a suitable derivative counterparty, and thus may be unable to invest in derivatives altogether. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative strategies, see the Statement of Additional Information.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time.

                                                                            ----

THE FUND

Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may fall, or may not approach the value the advisor has placed on it.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


----
 4

THE FUND

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              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges. Class B share returns do not reflect Class A share returns after conversion of Class B shares to Class A shares (see the section "Your Account -- Sales Charges").


              The Fund's returns are compared to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. The Fund's returns are also compared to the Lehman Brothers Aggregate Bond Index (Lehman Index), an unmanaged market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

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CALENDAR YEAR TOTAL RETURNS (CLASS A)

                                  (BAR CHART)

                       28.60%     16.77%     26.05%     13.13%      8.70%                                      17.40%      8.81%
                                                                              -1.11%     -9.51%     -12.09%
                        1995       1996       1997       1998       1999       2000       2001       2002       2003       2004


                                            For the periods shown in bar chart:
                                            Best quarter: 2nd quarter 1997, +15.60%
                                            Worst quarter: 3rd quarter 2002, -10.86%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                            ----

THE FUND

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004


                                                                1 YEAR         5 YEARS         10 YEARS
Class A (%)
  Return Before Taxes                                            2.56           -1.08            8.23
  Return After Taxes on Distributions                            2.11           -2.20            6.10
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                         1.91           -1.43            6.14
-------------------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                            2.88           -0.99            8.06
  Return After Taxes on Distributions                            2.58           -1.91            6.22
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                         2.04           -1.23            6.20
-------------------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                            6.90           -0.68            8.05(1)
  Return After Taxes on Distributions                            6.60           -1.59            6.19(1)
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                         4.65           -0.96            6.19(1)
-------------------------------------------------------------------------------------------------------
S&P Index (%)                                                   10.88           -2.30           12.07
-------------------------------------------------------------------------------------------------------
Lehman Index (%)                                                 4.34            7.71            7.72



 (1) Class C is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been lower. Class A shares were initially offered on April 30, 1982, and Class C shares were initially offered on August 1, 1997.


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
              UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class B shares convert to Class A shares after eight years
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 6

THE FUND

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                CLASS A         CLASS B         CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                          5.75            0.00            0.00
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Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                                1.00(2)         5.00            1.00
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Redemption fee (%)
(as a percentage of amount redeemed, if applicable)              (3)             (3)             (3)

 (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

 (3) There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                                CLASS A         CLASS B         CLASS C
Management fee (%)                                               0.55            0.55            0.55
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Distribution and service (12b-1) fees(1) (%)                     0.23            0.98            0.98
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Other expenses(2) (%)                                            0.35            0.35            0.35
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Total annual fund operating expenses (%)                         1.13            1.88            1.88

 (1) The annual service fee portion of the 12b-1 fee may equal up to 0.15% on net assets attributable to shares issued prior to April 1, 1989 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.15% and 0.25% rates.

 (2) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
Class A                                                           $684           $913           $1,161           $1,817
------------------------------------------------------------------------------------------------------------------------
Class
B:       did not sell your shares                                 $191           $591           $1,016           $2,005
         sold all your shares at
         the end of the period                                    $691           $891           $1,216           $2,005
------------------------------------------------------------------------------------------------------------------------
Class
C:       did not sell your shares                                 $191           $591           $1,016           $2,201
         sold all your shares at
         the end of the period                                    $291           $591           $1,016           $2,201

                                                                            ----

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.


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              INVESTMENT MINIMUMS

                   INITIAL MINIMUMS:
                   Initial Investment..........................................  $1,000
                   Automatic Investment Plan...................................  $   50
                   Retirement Plan.............................................  $   25

              The Fund reserves the right to change these investment
              minimums. The Fund also reserves the right to refuse a
              purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
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OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                       time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to the transfer agent, Columbia
                       Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
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By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class (and, in some cases, certain other classes) of the Fund at no additional cost. There may be an additional sales charge if exchanging from a money market
                       fund. To exchange by telephone, call 1-800-422-3737.
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By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       Exchanges will continue so long as your fund balance is
                       sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                       $100 minimum) by calling 1-800-345-6611. There may be an
                       additional sales charge if exchanging from a money market
                       fund. Be sure to complete the appropriate section of the
                       account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares (and, in some
                       cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if
                       exchanging from a money market fund. To invest your
                       dividends in the Fund, call 1-800-345-6611.

----
 8

YOUR ACCOUNT

SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.

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              CHOOSING A SHARE CLASS

              The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

              The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a
              separate prospectus provided to eligible institutional and other investors.
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CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES

                                                                                                      % OF OFFERING
                                                                AS A % OF                                 PRICE
                                                                THE PUBLIC           AS A %            RETAINED BY
                                                                 OFFERING           OF YOUR             FINANCIAL
AMOUNT PURCHASED                                                  PRICE            INVESTMENT            ADVISOR
Less than $50,000                                                  5.75               6.10                5.00
-------------------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                                      4.50               4.71                3.75
-------------------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                                     3.50               3.63                2.75
-------------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                                     2.50               2.56                2.00
-------------------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                                   2.00               2.04                1.75
-------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                 0.00               0.00                0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

                                                                            ----

YOUR ACCOUNT

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                                COMMISSION %
Less than $3 million                                                1.00
----------------------------------------------------------------------------
$3 million to less than $5 million                                  0.80
----------------------------------------------------------------------------
$5 million to less than $25 million                                 0.50
----------------------------------------------------------------------------
$25 million or more                                                 0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

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              UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

              Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your
              shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
              time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
              longest.
             -------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS.

A.  What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

Statement of Intent You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost

----
 10

YOUR ACCOUNT

(i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.

B.  What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

     - Individual accounts

     - Joint accounts

     - Certain IRA accounts

     - Certain trusts

     - UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.

C.  How do I obtain a breakpoint discount?


The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.


D.  How can I obtain more information about breakpoint discounts?

Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

                                                                            ----

YOUR ACCOUNT

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   5.00
-------------------------------------------------------------------------------
Through second year                                                  4.00
-------------------------------------------------------------------------------
Through third year                                                   3.00
-------------------------------------------------------------------------------
Through fourth year                                                  3.00
-------------------------------------------------------------------------------
Through fifth year                                                   2.00
-------------------------------------------------------------------------------
Through sixth year                                                   1.00
-------------------------------------------------------------------------------
Longer than six years                                                0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the period during which a CDSC would apply when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation (as described above) apply, so that if the combined value of the eligible Fund accounts in all classes maintained by you and each member of your immediate family (as defined above), together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to a lower CDSC and the applicable reduced holding period, provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. This Class B share discount program for larger purchases (as further described in the charts below) is not applicable to Class B shares received by former Galaxy Fund Prime B shareholders in connection with the reorganization of the former Galaxy Fund.

----
 12

YOUR ACCOUNT

PURCHASES OF $250,000 TO LESS THAN $500,000:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
-------------------------------------------------------------------------------
Through second year                                                  2.00
-------------------------------------------------------------------------------
Through third year                                                   1.00
-------------------------------------------------------------------------------
Longer than three years                                              0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
-------------------------------------------------------------------------------
Through second year                                                  2.00
-------------------------------------------------------------------------------
Through third year                                                   1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or to a financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

                                                                            ----

YOUR ACCOUNT

CLASS C SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   1.00
-------------------------------------------------------------------------------
Longer than one year                                                 0.00

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

----
 14

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund
                       distributed by Columbia Funds Distributor, Inc. at no
                       additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                       address below. In your letter of instruction, note the
                       Fund's name, share class, account number, and the dollar
                       value or number of shares you wish to sell. All account
                       owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the
                       Medallion Signature Guarantee Program for amounts over
                       $100,000 or for alternate payee or mailing instructions.
                       Additional documentation is required for sales by
                       corporations, agents, fiduciaries, surviving joint owners
                       and individual retirement account owners. For details, call
                       1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell shares of the Fund and request that the
                       proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                       available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                       Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.


The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


                                                                            ----

YOUR ACCOUNT

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.


Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.


The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
12B-1 PLAN The Fund has adopted a plan under Rule 12b-l that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee is calculated by adding (1) 0.15% on net assets attributable to shares issued prior to April 1, 1989 and (2) 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee payable by the Fund that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended September 30, 2004, the combined service fee was 0.23% of the Fund's average net assets. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under

----
 16

YOUR ACCOUNT

which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedules applicable to Class B shares.

ADDITIONAL INTERMEDIARY COMPENSATION In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts; (ii) occasional meals; or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not

                                                                            ----

YOUR ACCOUNT

be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund distributes any dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

----
 18

YOUR ACCOUNT

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

                                                                            ----

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including pricing and bookkeeping and other fees paid to Columbia Management by the Fund, amounted to 0.55% of average daily net assets of the Fund.

INVESTMENT SUB-ADVISOR
--------------------------------------------------------------------------------
Nordea Investment Management North America, Inc. (NIMNAI), located at 437 Madison Avenue, New York, New York 10022, is the Fund's investment sub-advisor. In its duties as investment sub-advisor, NIMNAI manages the portion of the Fund's assets allocated to foreign securities. The sub-advisory agreement with NIMNAI provides that Columbia Management shall pay NIMNAI a monthly fee at the annual rate of 0.40% of the average daily net asset value of that portion of the Fund's assets under management by NIMNAI. NIMNAI offers a range of equity investment products and services to institutional clients, including private and public retirement funds, unions, endowments, foundations and insurance companies, as well as to mutual fund sponsors on a sub-advisory basis. NIMNAI is an indirect wholly owned subsidiary of Nordea AB. NIMNAI has been an investment advisor since 1994.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
HARVEY B. HIRSCHHORN, an executive vice president of Columbia Management, is the lead manager for the Fund and has co-managed the Fund since August, 2000. Mr. Hirschhorn has been associated with Columbia Management or its predecessors since 1973. Mr. Hirschhorn is responsible for allocating the Fund assets among the various asset classes, while investment decisions for the portion of the Fund's assets allocated to each asset class will be made by investment professionals with particular expertise in such asset class. The asset classes, and the persons responsible for managing the Fund's assets allocated to each particular asset class, are as follows:

  Large cap growth stocks  Alexander S. Macmillan and Paul J. Berlinguet
  Large cap value stocks   Brian J. Cunningham, Gregory M. Miller and Richard Dahlberg
  Foreign securities       NIMNAI (Sub-Advisor)
  Investment grade bonds   Mark E. Newlin and Todd J. Mick

----
 20

MANAGING THE FUND

ALEXANDER S. MACMILLAN, a senior vice president of Columbia Management and co-head of Columbia Management's Large-Cap Growth Team, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since April, 2003. Mr. Macmillan has been associated with Columbia Management or its predecessors since 1989.

PAUL J. BERLINGUET, a senior vice president of Columbia Management and co-head of Columbia Management's Large-Cap Growth Team, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since October, 2003. Mr. Berlinguet has been associated with Columbia Management since October, 2003. Prior to joining Columbia Management in October, 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds from April, 2001 to October, 2003. Prior to joining John Hancock Funds in April, 2001, Mr. Berlinguet was head of the Global Technology Research Team and a large-cap growth portfolio manager at Baring Asset Management.

BRIAN J. CUNNINGHAM, a vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since November, 2003. Mr. Cunningham has been associated with Columbia Management or its predecessor since 1987.

GREGORY M. MILLER, a senior vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since April, 2003. Mr. Miller has been associated with Columbia Management or its predecessors since 1985.

RICHARD DAHLBERG, a senior portfolio manager and head of Columbia Management's Large-Cap Value Team, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since October, 2003. Prior to joining Columbia Management in September, 2003, Mr. Dahlberg was a portfolio manager at Grantham, Mayo, Van Otterloo & Co. LLC from November, 2001 to December, 2002. Prior to joining Grantham, Mayo, Van Otterloo & Co. LLC in November, 2001, Mr. Dahlberg was a portfolio manager at Pioneer Investment Management, Inc. from September, 1998 to November, 2001.

MARK E. NEWLIN, a senior vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the investment grade bonds category and has co-managed the Fund since May, 2004. Mr. Newlin has been associated with Columbia Management since August, 2003. Prior to joining Columbia Management in August, 2003, Mr. Newlin was director of fixed income at Harris Investment Management from March, 1994 to March, 2003.

TODD J. MICK, a vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the investment grade bonds category and has co-managed the Fund since May, 2004. Mr. Mick has been associated with Columbia Management since August, 2000. Prior to joining Columbia Management in August, 2000, Mr. Mick was an investment officer with The Northern Trust Company from 1993 to 2000.

                                                                            ----

OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and their associated risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goals. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or any of its investment strategies.

WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DOLLAR ROLLS
--------------------------------------------------------------------------------
When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms. In a dollar roll, the Fund sells a security and simultaneously enters into a commitment to purchase a similar security at a later date. Dollar rolls also involve the risk that the other party may not honor the contract terms.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

----
 22

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last six fiscal periods, which run from October 1 to September 30, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the fiscal year ended September 30, 2004, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 and the fiscal years ended October 31, 2002, 2001, 2000 and 1999, has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


THE FUND

                                                    YEAR ENDED      PERIOD ENDED
                                                   SEPTEMBER 30,    SEPTEMBER 30,               YEAR ENDED OCTOBER 31,
                                                       2004          2003(A)(B)      2002(B)     2001(B)     2000(B)     1999(B)
                                                     Class A          Class A        Class A     Class A     Class A     Class A
                                                       -------          -------      -------     -------     -------     -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                   7.22             6.68         7.53       10.24       10.81       10.38
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(c)                                0.13             0.12         0.16(d)     0.19        0.19        0.21
  Net realized and unrealized gain (loss) on
    investments, foreign currency and
    futures contracts                                     0.51             0.55        (0.84)(d)   (1.70)       0.63        0.89
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                          0.64             0.67        (0.68)      (1.51)       0.82        1.10
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                             (0.18)           (0.13)       (0.17)      (0.20)      (0.19)      (0.23)
  From net realized gains                                   --               --           --       (1.00)      (1.20)      (0.44)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders             (0.18)           (0.13)       (0.17)      (1.20)      (1.39)      (0.67)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                         7.68             7.22         6.68        7.53       10.24       10.81
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(e)                                       8.92            10.13(f)     (9.19)     (16.38)       8.16       10.94
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
  Operating expenses(g)                                   1.13             1.23(h)      1.18        1.13        1.06        1.12
  Interest expense                                          --               --(h)(i)      --(i)      --          --          --
  Expenses(g)                                             1.13             1.23(h)      1.18        1.13        1.06        1.12
  Net investment income(g)                                1.73             1.86(h)      2.24(d)     2.29        1.88        2.02
Portfolio turnover rate (%)                                 74              109(f)        41          55          78          74
Net assets, end of period (000's) ($)                  574,954          605,859      624,483     757,467     874,225     936,331

 (a) The Fund has changed its fiscal year end from October 31 to September 30.
 (b) For the period ended September 30, 2003 and the years ended October 31, 2002, 2001, 2000 and 1999, the Fund was audited by Ernst & Young LLP.
 (c) Per share data was calculated using average shares outstanding during the period.
 (d) Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the year ended October 31, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 2.28% to 2.24%. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.
 (e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
 (f) Not annualized.
 (g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
 (h) Annualized.
 (i) Rounds to less than 0.01%.

                                                                            ----

FINANCIAL HIGHLIGHTS

THE FUND

                                                    YEAR ENDED      PERIOD ENDED
                                                   SEPTEMBER 30,    SEPTEMBER 30,               YEAR ENDED OCTOBER 31,
                                                       2004          2003(A)(B)      2002(B)     2001(B)     2000(B)     1999(B)
                                                     Class B          Class B        Class B     Class B     Class B     Class B
                                                       -------          -------      -------     -------     -------     -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                   7.21             6.67         7.51       10.22       10.79       10.36
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(c)                                0.07             0.07         0.11(d)     0.13        0.12        0.14
  Net realized and unrealized gain (loss) on
    investments, foreign currency and futures
    contracts                                             0.52             0.55        (0.83)(d)   (1.71)       0.62        0.88
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                          0.59             0.62        (0.72)      (1.58)       0.74        1.02
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                             (0.12)           (0.08)       (0.12)      (0.13)      (0.11)      (0.15)
  From net realized gains                                   --               --           --       (1.00)      (1.20)      (0.44)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders             (0.12)           (0.08)       (0.12)      (1.13)      (1.31)      (0.59)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                         7.68             7.21         6.67        7.51       10.22       10.79
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(e)                                       8.22             9.33(f)     (9.77)     (17.05)       7.33       10.11
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
  Operating expenses(g)                                   1.88             1.98(h)      1.93        1.88        1.81        1.88
  Interest expense                                          --               --(h)(i)      --(i)      --          --          --
  Expenses(g)                                             1.88             1.98(h)      1.93        1.88        1.81        1.88
  Net investment income(g)                                0.97             1.11(h)      1.49(d)     1.54        1.13        1.26
Portfolio turnover rate (%)                                 74              109(f)        41          55          78          74
Net assets, end of period (000's) ($)                  171,775          218,494      252,598     412,639     604,975     706,366

 (a) The Fund has changed its fiscal year end from October 31 to September 30.

 (b) For the period ended September 30, 2003 and the years ended October 31, 2002, 2001, 2000 and 1999, the Fund was audited by Ernst & Young LLP.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the year ended October 31, 2002, was to decrease the ratio of net investment income to average net assets from 1.53% to 1.49%. The impact to the net investment income and net realized and unrealized gain
     (loss) per share was less than $0.01. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

 (e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (f) Not annualized.

 (g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (h) Annualized.

 (i) Rounds to less than 0.01%.

----
 24

FINANCIAL HIGHLIGHTS

THE FUND

                                                    YEAR ENDED      PERIOD ENDED
                                                   SEPTEMBER 30,    SEPTEMBER 30,                     YEAR ENDED OCTOBER 31,
                                                       2004          2003(A)(B)      2002(B)     2001(B)     2000(B)     1999(B)
                                                    Class C           Class C        Class C     Class C     Class C     Class C
                                                      ------            -------       -----       ------      -----       -----
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                 7.20               6.66        7.50        10.21      10.78       10.35
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(c)                              0.07               0.07        0.11(d)      0.13       0.12        0.14
  Net realized and unrealized gain (loss) on
    investments, foreign currency and
    futures contracts                                   0.51               0.55       (0.83)(d)    (1.71)      0.62        0.88
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                        0.58               0.62       (0.72)       (1.58)      0.74        1.02
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                           (0.12)             (0.08)      (0.12)       (0.13)     (0.11)      (0.15)
  From net realized gains                                 --                 --          --        (1.00)     (1.20)      (0.44)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders           (0.12)             (0.08)      (0.12)       (1.13)     (1.31)      (0.59)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                       7.66               7.20        6.66         7.50      10.21       10.78
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(e)                                     8.09               9.34(f)    (9.78)      (17.07)      7.34       10.15
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
  Operating expenses(g)                                 1.88               1.98(h)     1.93         1.88       1.81        1.88
  Interest expense                                        --                 --(h)(i)     --(i)       --         --          --
  Expenses(g)                                           1.88               1.98(h)     1.93         1.88       1.81        1.88
  Net investment income(g)                              0.97               1.11(h)     1.49(d)      1.54       1.13        1.26
Portfolio turnover rate (%)                               74                109(f)       41           55         78          74
Net assets, end of period (000's) ($)                  6,033              8,457       7,873       10,463      6,519       9,074

 (a) The Fund has changed its fiscal year end from October 31 to September 30.

 (b) For the period ended September 30, 2003 and the years ended October 31, 2002, 2001, 2000 and 1999, the Fund was audited by Ernst & Young LLP.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the year ended October 31, 2002, was to decrease the ratio of net investment income to average net assets from 1.53% to 1.49%. The impact to the net investment income and net realized and unrealized loss per share was less than $0.01. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

 (e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (f) Not annualized.

 (g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (h) Annualized.

 (i) Rounds to less than 0.01%.

                                                                            ----

NOTES

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 26

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Funds Trust III: 811-881

- Columbia Liberty Fund

--------------------------------------------------------------------------------

         (ColumbiaFunds Logo)

         A Member of Columbia Management Group

         (C)2005 Columbia Funds Distributor, Inc.
         One Financial Center, Boston, MA 02111-2621
         800.426.3750  www.columbiafunds.com                  721-01/040U-1204

COLUMBIA LIBERTY FUND                                  Prospectus, February 1,
2005

CLASS Z SHARES

Advised by Columbia Management Advisors, Inc.

--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                2
---------------------------------------------------------
Investment Goals.....................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   4
Your Expenses........................................   6

YOUR ACCOUNT                                            8
---------------------------------------------------------
How to Buy Shares....................................   8
Eligible Investors...................................   9
Sales Charges........................................  10
How to Exchange Shares...............................  10
How to Sell Shares...................................  10
Fund Policy on Trading of Fund Shares................  11
Intermediary Compensation............................  12
Other Information About Your Account.................  13

MANAGING THE FUND                                      16
---------------------------------------------------------
Investment Advisor...................................  16
Investment Sub-Advisor...............................  16
Portfolio Managers...................................  16

OTHER INVESTMENT
STRATEGIES AND RISKS                                   18
---------------------------------------------------------

FINANCIAL HIGHLIGHTS                                   19
---------------------------------------------------------

Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks primarily income and capital growth and, secondarily, capital preservation.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund allocates its investments among various categories of equity and debt securities, including: large capitalization (large-cap) growth stocks, large-cap value stocks, foreign securities and investment grade bonds of U.S. issuers. Each asset class is managed by a separate portfolio manager or team with experience in investing in that particular class.

The Fund's lead portfolio manager will allocate the Fund's assets among the various asset classes. The lead portfolio manager will adjust the number of asset classes, as well as the portion of the Fund's assets allocated to each class, from time to time, based on his assessment of such factors as relative attractiveness, valuation, fundamentals, quantitative analyses, economic and market expectations, and recommendations of the investment strategy group of Columbia Management Group, Inc., the parent company of the Fund's investment advisor.

In selecting equity securities, the Fund's investment advisor favors stocks with long-term growth potential that are expected to outperform their peers over time. Large-cap stocks are stocks of large-size companies that have market capitalizations similar in size to those companies in the Standard & Poor's 500 Index. As of December 31, 2004, that index included companies with capitalizations between approximately $900.8 million and $311.1 billion. All market capitalizations are determined at the time of purchase.

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed-income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.

The advisor also forecasts the direction and degree of change in long-term interest rates to help in the selection of debt securities. Investment grade debt securities purchased by the Fund will have one of the top four ratings assigned by Standard & Poor's Ratings Group or Moody's Investors Service, Inc., or will be unrated securities determined by the advisor to be of comparable quality.

At times, the advisor may maintain cash positions for liquidity purposes, temporary defensive purposes, or to implement the Fund's active allocation strategy.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

----
 2

THE FUND

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued or supported by private entities, including corporate bonds and mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The Fund may not be able to find a suitable derivative counterparty, and thus may be unable to invest in derivatives altogether. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative strategies, see the Statement of Additional Information.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time.

                                                                            ----

THE FUND

Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may fall, or may not approach the value the advisor has placed on it.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


----
 4

THE FUND

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.(1)


              The Fund's returns are compared to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. The Fund's returns are also compared to the Lehman Brothers Aggregate Bond Index (Lehman Index), an unmanaged market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

             -------------------------------------------------------------------


CALENDAR YEAR TOTAL RETURNS (CLASS Z)(1)


                                  (BAR CHART)

                       28.73%     17.16%     26.32%     13.28%     13.72%                                      17.70%      9.04%
                                                                              -0.88%     -9.34%     -11.86%
                        1995       1996       1997       1998       1999       2000       2001       2002       2003       2004


                                                          For the periods shown in bar chart:
                                                          Best quarter: 2nd quarter 1997, +15.78%
                                                          Worst quarter: 3rd quarter 2002, -10.88%


 (1) Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without sales charges. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been higher, since Class Z shares are not subject to any Rule 12b-1 fees. Class A shares were initially offered on April 30, 1982, and Class Z shares were initially offered on July 31, 1995.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                            ----

THE FUND

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004


                                                                1 YEAR         5 YEARS         10 YEARS
Class Z (%)
  Return Before Taxes                                            9.04            0.33            9.57(1)
  Return After Taxes on Distributions                            8.54           -0.82            7.39(1)
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                         6.15           -0.26            7.30(1)
-------------------------------------------------------------------------------------------------------
S&P Index (%)                                                   10.88           -2.30           12.07
-------------------------------------------------------------------------------------------------------
Lehman Index (%)                                                 4.34            7.71            7.72


 (1) Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without sales charges. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been higher, since Class Z shares are not subject to any Rule 12b-1 fees. Class A shares were initially offered on April 30, 1982, and Class Z shares were initially offered on July 31, 1995.

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
UNDERSTANDING EXPENSES

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions
             -------------------------------------------------------------------

----
 6

THE FUND

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         0.00
--------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               0.00
--------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)              (2)

 (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (2) There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

Management fee (%)                                              0.55
--------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                       0.00
--------------------------------------------------------------------
Other expenses(1) (%)                                           0.35
--------------------------------------------------------------------
Total annual fund operating expenses (%)                        0.90

 (1) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $92      $287      $498      $1,108

                                                                            ----

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------

When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with Columbia Funds Services, Inc. or your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                       time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to Columbia Funds Services, Inc.,
                       P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class of the Fund at no additional cost.
                       To exchange by telephone, call 1-800-422-3737. Please see
                       "How to Exchange Shares" for more information.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       Exchanges will continue so long as your fund balance is
                       sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                       $100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.

----
 8

YOUR ACCOUNT

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by Columbia Funds Distributor, Inc.;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Funds Distributor, Inc.; and

- Any employee (or family member of an employee) of former FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment

- Clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and

- Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

- Any client of Fleet National Bank or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet National Bank or the subsidiary);

- A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from Columbia Funds Distributor, Inc. or through a third-party broker-dealer;

- Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.


The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $50 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


                                                                            ----

YOUR ACCOUNT

SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

             -------------------------------------------------------------------
              CHOOSING A SHARE CLASS

              The Fund offers one class of shares in this prospectus --
              CLASS Z.

              The Fund also offers three additional classes of shares --
              Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
             -------------------------------------------------------------------

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

----
 10

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into Class Z shares or Class A
                       shares (only if Class Z is not offered) of another fund
                       distributed by Columbia Funds Distributor, Inc. at no
                       additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a
                       member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature
                       Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries,
                       surviving joint owners and individual retirement account
                       owners. For details, call 1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell shares of the Fund and request that the
                       proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.


The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


                                                                            ----

YOUR ACCOUNT

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.


Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.


The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

INTERMEDIARY COMPENSATION
--------------------------------------------------------------------------------
The distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts; (ii) occasional meals; or other entertainment; and/or (iii) support for financial service firm educational or training events.

----
 12

YOUR ACCOUNT

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

                                                                            ----

YOUR ACCOUNT

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund distributes any dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

----
 14

YOUR ACCOUNT


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

                                                                            ----

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including pricing and bookkeeping and other fees paid to Columbia Management by the Fund, amounted to 0.55% of average daily net assets of the Fund.

INVESTMENT SUB-ADVISOR
--------------------------------------------------------------------------------
Nordea Investment Management North America, Inc. (NIMNAI), located at 437 Madison Avenue, New York, New York 10022, is the Fund's investment sub-advisor. In its duties as investment sub-advisor, NIMNAI manages the portion of the Fund's assets allocated to foreign securities. The sub-advisory agreement with NIMNAI provides that Columbia Management shall pay NIMNAI a monthly fee at the annual rate of 0.40% of the average daily net asset value of that portion of the Fund's assets under management by NIMNAI. NIMNAI offers a range of equity investment products and services to institutional clients, including private and public retirement funds, unions, endowments, foundations and insurance companies, as well as to mutual fund sponsors on a sub-advisory basis. NIMNAI is an indirect wholly owned subsidiary of Nordea AB. NIMNAI has been an investment advisor since 1994.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
HARVEY B. HIRSCHHORN, an executive vice president of Columbia Management, is the lead manager for the Fund and has co-managed the Fund since August, 2000. Mr. Hirschhorn has been associated with Columbia Management or its predecessors since 1973. Mr. Hirschhorn is responsible for allocating the Fund assets among the various asset classes, while investment decisions for the portion of the Fund's assets allocated to each asset class will be made by investment professionals with particular expertise in such asset class. The asset classes, and the persons responsible for managing the Fund's assets allocated to each particular asset class, are as follows:

  Large cap growth stocks  Alexander S. Macmillan and Paul J. Berlinguet
  Large cap value stocks   Brian J. Cunningham, Gregory M. Miller and Richard Dahlberg
  Foreign securities       NIMNAI (Sub-Advisor)
  Investment grade bonds   Mark E. Newlin and Todd J. Mick

----
 16

MANAGING THE FUND

ALEXANDER S. MACMILLAN, a senior vice president of Columbia Management and co-head of Columbia Management's Large-Cap Growth Team, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since April, 2003. Mr. Macmillan has been associated with Columbia Management or its predecessors since 1989.

PAUL J. BERLINGUET, a senior vice president of Columbia Management and co-head of Columbia Management's Large-Cap Growth Team, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since October, 2003. Mr. Berlinguet has been associated with Columbia Management since October, 2003. Prior to joining Columbia Management in October, 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds from April, 2001 to October, 2003. Prior to joining John Hancock Funds in April, 2001, Mr. Berlinguet was head of the Global Technology Research Team and a large-cap growth portfolio manager at Baring Asset Management.

BRIAN J. CUNNINGHAM, a vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since
November, 2003. Mr. Cunningham has been associated with Columbia Management or its predecessors since 1987.

GREGORY M. MILLER, a senior vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since April, 2003. Mr. Miller has been associated with Columbia Management or its predecessors since 1985.

RICHARD DAHLBERG, a senior portfolio manager and head of Columbia Management's Large-Cap Value Team, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since October, 2003. Prior to joining Columbia Management in September, 2003, Mr. Dahlberg was a portfolio manager at Grantham, Mayo, Van Otterloo & Co. LLC from November, 2001 to December, 2002. Prior to joining Grantham, Mayo, Van Otterloo & Co. LLC in November, 2001, Mr. Dahlberg was a portfolio manager at Pioneer Investment Management, Inc. from September, 1998 to November, 2001.

MARK E. NEWLIN, a senior vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the investment grade bonds category and has co-managed the Fund since May, 2004. Mr. Newlin has been associated with Columbia Management since August, 2003. Prior to joining Columbia Management in August, 2003, Mr. Newlin was director of fixed income at Harris Investment Management from March, 1994 to March, 2003.

TODD J. MICK, a vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the investment grade bonds category and has co-managed the Fund since May, 2004. Mr. Mick has been associated with Columbia Management since August, 2000. Prior to joining Columbia Management in August, 2000, Mr. Mick was an investment officer with The Northern Trust Company from 1993 to 2000.

                                                                            ----

OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and their associated risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goals. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or any of its investment strategies.

WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DOLLAR ROLLS
--------------------------------------------------------------------------------
When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms. In a dollar roll, the Fund sells a security and simultaneously enters into a commitment to purchase a similar security at a later date. Dollar rolls also involve the risk that the other party may not honor the contract terms.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

----
 18

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the last six fiscal periods, which run from October 1 to September 30, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the fiscal year ended September 30, 2004, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 and the fiscal years ended October 31, 2002, 2001, 2000 and 1999 has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


THE FUND

                                            YEAR ENDED      PERIOD ENDED
                                           SEPTEMBER 30,    SEPTEMBER 30,                    YEAR ENDED OCTOBER 31,
                                               2004          2003(A)(B)        2002(B)       2001(B)       2000(B)       1999(B)
                                            Class Z           Class Z          Class Z       Class Z       Class Z       Class Z
                                              ------            -------        --------       ------        -----         -----
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                         7.65               7.07           7.95         10.75        11.28         10.39
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(c)                      0.16               0.14           0.19(d)       0.21         0.22          0.24
  Net realized and unrealized gain
    (loss) on investments, foreign
    currency and futures contracts              0.54               0.59          (0.88)(d)     (1.79)        0.67          1.34
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                0.70               0.73          (0.69)        (1.58)        0.89          1.58
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                   (0.20)             (0.15)         (0.19)        (0.22)       (0.22)        (0.25)
  From net realized gains                         --                 --             --         (1.00)       (1.20)        (0.44)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to
Shareholders                                   (0.20)             (0.15)         (0.19)        (1.22)       (1.42)        (0.69)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                               8.15               7.65           7.07          7.95        10.75         11.28
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(e)                             9.19              10.38(f)       (8.88)       (16.25)        8.44         15.92
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
  Operating expenses(g)                         0.90               1.00(h)        0.95          0.90         0.82          0.88
  Interest expense                                --                 --(h)(i)       --(i)         --           --            --
  Expenses(g)                                   0.90               1.00(h)        0.95          0.90         0.82          0.88
  Net investment income(g)                      1.99               2.00(h)        2.47(d)       2.52         2.12          2.26
Portfolio turnover rate (%)                       74                109(f)          41            55           78            74
Net assets, end of period (000's) ($)            641                340            137            50            3             3

 (a) The Fund has changed its fiscal year end from October 31 to September 30.

 (b) For the period ended September 30, 2003 and the years ended October 31, 2002, 2001, 2000 and 1999, the Fund was audited by Ernst & Young LLP.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium discount on all debt securities. The effect of this change, for the year ended October 31, 2002, was to decrease the ratio of net investment income to average net assets from 2.51% to 2.47%. The impact to the net investment income and net realized and unrealized loss per share was less than $0.01. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

 (e) Total return at net asset value assuming all distributions reinvested.

 (f) Not annualized.

 (g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (h) Annualized.

 (i) Rounds to less than 0.01%.

                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Funds Trust III: 811-881

- Columbia Liberty Fund

--------------------------------------------------------------------------------

         (ColumbiaFunds Logo)

         A Member of Columbia Management Group

         (C)2005 Columbia Funds Distributor, Inc.
         One Financial Center, Boston, MA 02111-2621
         800.426.3750  www.columbiafunds.com                  721-01/041U-1204

                              COLUMBIA LIBERTY FUND
                     SERIES OF COLUMBIA SERIES FUNDS TRUST I
                       STATEMENT OF ADDITIONAL INFORMATION
                             ________________, 2005

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of the Columbia Liberty Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Fund dated _________, 2005. This SAI should be read together with the Fund's Prospectus and the most recent Annual Report dated September 30, 2004 and Semiannual Report dated March 31, 2005 of Columbia Liberty Fund, a series of Columbia Funds Trust III, the predecessor to the Fund (Predecessor Fund). Investors may obtain a free copy of the Fund's Prospectus and Annual Report from Columbia Management Distributor, Inc. (CMD), One Financial Center, Boston, MA 02111-2621 or by calling 1-800-426-3750. The financial statements and Report of Independent Registered Public Accounting Firm appearing in the Predecessor Fund's September 30, 2004 Annual Report and the financial statements appearing in the Predecessor Fund's March 31, 2005 Semiannual Report are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by CMD generally and additional information about certain securities and investment techniques described in the Fund's Prospectuses.

TABLE OF CONTENTS

                                                                        PAGE
PART 1

Definitions                                                               b
Organization and History                                                  b
Investment Goals and Policies                                             b
Fundamental Investment Policies                                           b
Other Investment Policies                                                 c
Portfolio Turnover                                                        c
Fund Charges and Expenses                                                 d
Custodian of the Fund                                                     k
Independent Registered Public Accounting Firm of the Fund                 k
Management of the Fund                                                    k

PART 2

Miscellaneous Investment Practices                                       [ ]
Taxes                                                                    [ ]
Additional Tax Matters Concerning Trust Shares                           [ ]
Management of the Funds                                                  [ ]
Determination of Net Asset Value                                         [ ]
How to Buy Shares                                                        [ ]
Special Purchase Programs/Investor Services                              [ ]
Programs for Reducing or Eliminating Sales Charges                       [ ]
How to Sell Shares                                                       [ ]
Distributions                                                            [ ]
How to Exchange Shares                                                   [ ]
Suspension of Redemptions                                                [ ]
Shareholder Liability                                                    [ ]
Shareholder Meetings                                                     [ ]
Appendix I                                                               [ ]
Appendix II                                                              [ ]

SUP-39/88347-0705

                                     PART 1

                              COLUMBIA LIBERTY FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                                ___________, 2005

DEFINITIONS
 "Trust"             Columbia Funds Series Trust I
 "Fund"              Columbia Liberty Fund
 "Advisor"           Columbia Management Advisors, Inc., the Fund's investment advisor
 "CMD"               Columbia Management Distributor, Inc. (formerly named Columbia Funds Distributor, Inc.), the
                     Fund's distributor
 "CMS"               Columbia Management Services, Inc. (formerly named Columbia Funds Services, Inc.), the Fund's shareholder services and transfer agent

ORGANIZATION AND HISTORY
The Trust is a Massachusetts business trust organized in 1987. The Fund is an open-end diversified management investment company representing the entire interest in a separate series of the Trust. The Fund commenced investment
operations as a series of the Trust on    , 2006. Prior to , 2006 (the "Fund
Reorganization Date"), the Fund was organized as a series of Columbia Funds Trust III, a Massachusetts business trust (the "Predecessor Fund") that commenced investment operations on April 30, 1982, and is a successor to a corporation organized in 1904. The information provided for the Fund in this SAI for periods prior to the Fund Reorganization Date relates to the Predecessor Fund. The Trust changed its name from "Liberty-Stein Roe Funds Municipal Trust" to "Columbia Funds Trust IX" effective October 13, 2003. Effective ____________, 2005, the name of the Trust was changed from "Columbia Funds Trust IX" to its current name.

INVESTMENT GOALS AND POLICIES
The Prospectus describe the Fund's investment goals, investment strategies and risks. Part 1 of this SAI includes additional information concerning, among other things, the investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Fund (unless otherwise noted):

            Foreign Currency Transactions
            Foreign Securities
            Forward Commitments
            Futures Contracts and Related Options
            Money Market Instruments
            Mortgage-Backed Securities
            Mortgage Dollar Rolls
            Non-Agency Mortgage-Backed Securities
            Options on Securities
            Repurchase Agreements
            Reverse Repurchase Agreements
            Rule 144A Securities
            Securities Loans
            Short-Term Trading
            Zero Coupon Securities
            Other Investment Companies

Except as indicated below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES
The Investment Company Act of 1940, as amended (the "1940 Act"), provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

As fundamental investment policies, the Fund may not:

            1. Underwrite any issue of securities issued by other persons within the meaning of the Securities Act of 1933, as amended (the "1933 Act"), except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio

                                       b
                  security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered investment companies.

            2. Purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

            3. Purchase or sell commodities, except that the Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

            4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

            5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

            6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

            7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

OTHER INVESTMENT POLICIES

As non-fundamental investment policies, which may be changed without a shareholder vote, the Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities;

3.    Invest more than 15% of its net assets in illiquid assets; and

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the 1940 Act's diversification requirement, an issuer is the entity whose revenues support the security.

PORTFOLIO TURNOVER
Portfolio turnover is included in the Prospectus under "Financial Highlights." High portfolio turnover may cause the Fund to realize capital gains which, if realized and distributed by the Fund, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund.

                                       c

FUND CHARGES AND EXPENSES
Effective November 1, 2003, under the Fund's management agreement, the Fund pays the Advisor a monthly fee at the annual rate of 0.55% of the first $1 billion of the average daily net assets of the Fund, 0.50% of the next $500 million and 0.45% of average daily net assets in excess of $1.5 billion. Prior to November 1, 2003, under the Fund's management agreement, the Fund paid the Advisor a monthly fee at the annual rate of 0.55% of the first $1 billion of the average daily net assets of the Fund and 0.50% of the average daily net assets in excess of $1 billion.

The Advisor is responsible for providing accounting and bookkeeping services to the Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:

-     An annual flat fee of $10,000, paid monthly; and
- In any month that the Fund has average net assets of more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

Effective November 1, 2003 the Fund reimburses the Advisor for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.

The Fund pays a shareholders' servicing and transfer agency fee to CMS as follows:

An annual open account fee of $28 per open account plus the Fund's allocated share of reimbursement for the out-of-pocket expenses of CMS.

Prior to November 1, 2003, the Fund paid a shareholders' servicing and transfer agency fee to CMS as follows:

- An account fee for each open account of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

- An account fee for each closed account of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

- A transaction fee of $1.40 per transaction occurring in Fund accounts during any month; plus

- A monthly fee at the rate of 0.06% per annum of the average daily closing value of the total net assets of the Fund for such month; plus

- The Fund's allocated share of CMS' out-of-pocket expenses, including fees payable to DST Systems, Inc. (DST) under a remote services agreement with DST.

RECENT FEES PAID TO THE ADVISOR, CMD AND CMS (DOLLARS IN THOUSANDS)

                                                                            Eleven months
                                                                            -------------
                                                                                ended       Year ended
                                                                                -----       -----------
                                                Year ended September 30,    September 30,   October 31,
                                                ------------------------    -------------   -----------
                                                   2005         2004           2003(a)         2002
                                                   ----         ----           -------         ----
Management fee                                                 $4,488          $4,272         $5,870
Pricing and bookkeeping fee                                       243             252            407
Shareholder service and transfer agent fee                      2,124           2,830          3,595
12b-1 fees:
    Service fee (Class A)                                       1,411           1,280          1,659
    Service fee (Class B)                                         467             493            773
    Service fee (Class C)                                          17              18             22
    Distribution fee (Class B)                                  1,506           1,600          2,559
    Distribution fee (Class C)                                     54              57             72

(a) The Fund changed its fiscal year end from October 31 to September 30 in 2003.

                                       d

BROKERAGE COMMISSIONS (dollars in thousands)

                                                                          Eleven months
                                                                          -------------
                                                                              ended        Year ended
                                                                          --------------   -----------
                                              Year ended September 30,     September 30,   October 31,
                                              -------------------------   --------------   -----------
                                                2005           2004          2003(a)          2002
                                                ----           ----          -------          ----
Total commission                                             $   153         $1,947          $ 180
Directed transactions (b)                                     12,525         24,093          9,443
Commissions on directed transactions                              15             45             12
Commissions paid to AlphaTrade Inc.                            N/A(c)         N/A(c)             0
  % of aggregate commissions                                   N/A(c)         N/A(c)             0
  % of aggregate dollar amount of
  brokerage transactions                                      N/A(c)         N/A(c)              0
Commissions paid to Fleet Securities,Inc.                         0               0              0
  % of aggregate commissions                                      0               0              0
  % of aggregate dollar amount of
  brokerage transactions                                          0               0              0
Commissions paid to Bank of America
Securities                                                        0           N/A(d)          N/A(d)
% of aggregate to commissions                                     0           N/A(d)          N/A(d)
% of aggregate dollar amount of brokerage
transactions                                                      0           N/A(d)          N/A(d)

(a) The Fund changed its fiscal year end from October 31 to September 30 in 2003.
(b) See "Management of the Funds - Portfolio Transactions - Brokerage and Research Services" in Part 2 of this SAI.
(c)   As of May, 2002, AlphaTrade Inc. is no longer used for transactions.
(d) SEC rules do not require the reporting of commission information for the fiscal period ended September 30, 2003 or for the fiscal year ended October 31, 2002, as the entity named was not an affiliate of the Fund during that time.

The Trust is required to identify any securities of its "regular brokers or dealers" that the Fund has acquired during their most recent fiscal year. At September 30, 2005, the Fund held securities of its regular brokers or dealers as set forth below:

       BROKER/DEALER                           VALUE (IN THOUSANDS)

Citigroup/CitiCorp                                  $[15,902]
Goldman Sachs Group Inc                               [6,625]
JP Morgan Chase & Co                                  [6,389]
Morgan Stanley                                        [3,178]
Wachovia Corp                                         [2,618]
UBS AG-Registered                                     [2,174]
CFSB USA                                              [2,101]
Merrill Lynch & Co Inc                                [2,034]
Nomura Securities Co Ltd                              [2,008]
State Street Corp.                                    [1,265]
AXA                                                   [1,242]
Marsh & McLennan Co                                   [1,095]

TRUSTEES AND TRUSTEES' FEES

Fund Complex consists of the following funds:

The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia Funds Trust VII, the series of Liberty Variable Investment Trust and 8 closed-end or interval management investment company portfolios (the "Liberty Funds").

The series of Columbia Funds Trust VIII, the series of Columbia Funds Trust IX, the series of Columbia Funds Trust XI and the series of SteinRoe Variable Investment Trust (the "Stein Roe Funds").

Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (the "All-Star Funds").

                                       e

Columbia Management Multi-Strategy Hedge Fund, LLC.

Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust (the "Columbia Funds").

The series of The Galaxy Funds (the "Galaxy Funds").

The series of Columbia Acorn Trust and the series of Wanger Advisors Trust (the "Acorn Funds" and "WAT Funds," respectively).

The Advisor or its affiliates pay the compensation of all the officers of the funds in the Fund Complex advised by the Advisor, including the Trustees who are affiliated with the Advisor. For the fiscal year ended September 30, 2005 and the calendar year ended December 31, 2004, the Trustees received the following compensation for serving as Trustees:

                                                 Aggregate
                                                Compensation   Total Compensation from
                                               from the Fund      the Columbia Fund
                               Pension or      for the Fiscal    Complex Paid to the
                               Retirement        Year ended        Trustees for the
                            Benefits Accrued    September 30,          Calendar
                               as Part of      --------------         Year Ended
      Trustee               Fund Expenses (b)       2005        December 31, 2004 (a)
      -------               -----------------       ----       -----------------------
Douglas A. Hacker                  [ ]              [ ]                  115,500
Janet Langford Kelly               [ ]              [ ]                  101,500
Richard W. Lowry                   [ ]              [ ]                  128,150
                                   [ ]              [ ]
William E. Mayer                   [ ]              [ ]                  133,150
Charles R. Nelson                  [ ]              [ ]                  155,073
John J. Neuhauser                  [ ]              [ ]                  143,568
Patrick J. Simpson                 [ ]              [ ](e)                64,234
Thomas Stitzel                     [ ]              [ ]                  103,500
Thomas C. Theobald(c)              [ ]              [ ]                  110,250
Anne-Lee Verville(d)               [ ]              [ ]                  128,250
Richard L. Woolworth               [ ]              [ ]                   64,234

(a) As of December 31, 2004, the Fund Complex consisted of 127 open-end and 11 closed-end management investment company portfolios.
(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.
(c) During the fiscal year ended September 30, 2005, and the calendar year ended December 31, 2004, Mr. Theobald deferred $_____ of his compensation from the Fund and $90,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Theobald's account under that plan was $157,328.
(d) During the fiscal year ended September 30, 2005, and the calendar year ended December 31, 2004, Ms. Verville deferred $_____ of her compensation from the Fund and $55,000 of her total compensation from the Fund Complex, pursuant to the deferred compensation plan. At December 31, 2004, the value of Ms. Verville's account under that plan was $653,275.
(e) During the fiscal year ended September 30, 2005, Mr. Simpson deferred $_______ of his compensation from the Fund pursuant to the deferred compensation plan. During the calendar year ended December 31, 2004, Mr. Simpson deferred $129,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Simpson's account under that plan was $ 143,646.

ROLE OF THE BOARD OF TRUSTEES
The Trustees of the Fund are responsible for the overall management and supervision of the Fund's affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with service providers for the Fund and review the Fund's performance. The Trustees have created several committees to perform specific functions for the Fund. Mr. Theobald was elected Chairman of the Board of Trustees of the Liberty Funds, Stein Roe Funds and Columbia Funds effective December, 2003.

                                       f

AUDIT COMMITTEE
Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board of Trustees of the Fund. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Nelson and Neuhauser were members of the Audit Committee of the Board of Trustees of the Fund. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Fund and certain service providers. For the fiscal year ended September 30, 2005, the Audit Committee convened [ ] times.

GOVERNANCE COMMITTEE
Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Fund. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald were members of the Governance Committee of the Board of Trustees of the Fund. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Fund's investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Fund. For the fiscal year ended September 30, 2005, the Governance Committee convened [ ] times.

ADVISORY FEES & EXPENSES COMMITTEE
Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Fund. Prior to October 8, 2003, Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald were members of the Advisory Fees and Expenses Committee of the Board of Trustees of the Fund. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. For the fiscal year ended September 30, 2005, the Advisory Fees & Expenses Committee convened [ ] times.

COMPLIANCE COMMITTEE
Ms. Kelly, Messrs. Nelson and Simpson and Ms. Verville are members of the Compliance Committee of the Board of Trustees of the Fund. Prior to August 10, 2004, Ms. Kelly, Mr. Nelson and Ms. Verville were members of the Compliance Committee of the Board of Trustees of the Fund. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Trust. The Committee uses legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Trust's investment adviser, principal underwriter and transfer agent. For the fiscal year ended September 30, 2005, the Compliance Committee convened [ ] times.

INVESTMENT OVERSIGHT COMMITTEES
Beginning in 2004, each Trustee of the Fund also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Fund Complex and gives particular consideration to such matters as the Fund's adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Fund attend IOC meetings from time to time to assist each IOC in its review of the Fund. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Fund Complex which they review:

      IOC#1: Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing funds in the following asset categories: Large Growth Diversified, Large Growth Concentrated, Small Growth, Outside Managed (i.e., sub-advised), Municipal and Bank Loan.

      IOC#2: Mr. Hacker and Ms. Verville are responsible for reviewing funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed Income - Multi Sector, Fixed Income - Core and Young Investor.

      IOC#3: Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Large Value, Mid Cap Value, Small Value, Asset Allocation, High Yield and Money Market.

      IOC#4: Messrs. Nelson, Simpson and Woolworth are responsible for reviewing funds in the following asset categories: Large/Multi-Cap Blend, Mid Cap Growth, Small Growth, Asset Allocation, Specialty Equity and Taxable Fixed Income.

                                       g

SHARE OWNERSHIP
The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004 (i) in the Fund and (ii) in the funds in the Fund Complex.

                                                                      Aggregate Dollar Range of Equity
                                                                        Securities Owned in AllFunds
                                   Dollar Range of Equity Securities     Overseen by Trustee in the
    Name of Trustee                        Owned in the Fund                   Funds Complex
----------------------                  ------------------                     -------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                               [ ]                            Over $100,000
Janet Langford Kelly                            [ ]                            Over $100,000
Richard W. Lowry                                [ ]                            Over $100,000
Charles R. Nelson                               [ ]                            Over $100,000
John J. Neuhauser                               [ ]                            Over $100,000
Patrick J. Simpson                              [ ]                            Over $100,000
Thomas E. Stitzel                               [ ]                            Over $100,000
Thomas C. Theobald                              [ ]                            Over $100,000
Anne-Lee Verville                               [ ]                            Over $100,000
Richard L. Woolworth                            [ ]                            Over $100,000

INTERESTED TRUSTEES
William E. Mayer                                [ ]                          $50,001 - $100,000

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Fund's portfolio managers managed as of May 31, 2005.

                        OTHER SEC-REGISTERED
                        OPEN-END AND CLOSED-END   OTHER POOLED INVESTMENT
PORTFOLIO MANAGER       FUNDS                     VEHICLES                     OTHER ACCOUNTS
-----------------       -----------------------   -----------------------   -------------------
                        Number of    Assets       Number of    Assets       Number of    Assets
                        accounts                  accounts                  accounts
Name[*]
Name
Name

[* Information for Mr./Ms. [ ], who began managing the Predecessor Fund after its fiscal year end, is as of [recent practicable date].]

See "Management -- Portfolio Transactions -- Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how the Adviser addresses potential conflicts of interest resulting from an individual's management of more than one account.

OWNERSHIP OF SECURITIES

The table below shows the dollar ranges of shares of the Predecessor Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio managers listed above at the end of the Predecessor Fund's most recent fiscal year:



Portfolio Manager        Dollar Range of Equity Securities  in the Fund Beneficially Owned
-----------------        -----------------------------------------------------------------
Name[*]

[* Information for Mr./Ms. [ ], who began managing the Fund after its most recent fiscal year end, is as of [recent practicable date].]

                                       h

COMPENSATION
As of the Predecessor Fund's most recent fiscal year end, the portfolio managers received all of their compensation from the Adviser and its parent company, Columbia Management Group, in the form of salary, bonus, stock options and restricted stock. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmark[s] noted below, emphasizing the manager's three- and five-year performance. The Adviser may also consider the portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall business performance.

PORTFOLIO MANAGER                          PERFORMANCE BENCHMARK
[Name of Portfolio Manager]                [Benchmark]

The size of the overall bonus pool each year is determined by Columbia Management Group and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser's profitability for the year, which is influenced by assets under management.

OWNERSHIP OF THE FUNDS
As of record on ____________, 2005, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the then outstanding shares of each of Class A, Class B, Class C and Class Z shares of the Fund.

As of record on ______________, 2005, the following shareholders owned of record 5% or more of one or more of each class of the Fund's then outstanding shares:

Class Z shares           Streimer Sheet Metal Works Inc.        [25.84%]
                         740 N Knott St
                         Portland OR  97227-2099

                         William R Larsen &                     [13.67%]
                         Beatriz M De Larsen JTWROS
                         416 E 11th St SE
                         Rome GA  30161-6222

                         SE Boo Kang &                          [7.64%]
                         In Soon Kang JTWROS
                         1305 King Arthur Dr
                         Mechanicsburg PA 17050-7672

                         ADP Clearing & Outsourcing             [7.53%]
                         26 Broadway
                         New York NY  10004-1703

SALES CHARGES (dollars in thousands)

                                                    Class C Shares [Class A???. It's C in the filed version. Doesn't makesense.]
                                                    ----------------------------------------------------------------------------
                                                              Year ended             Eleven months         Year ended
                                                             September 30,         ended September 30,     October 31,
                                                             -------------         -------------------     -----------
                                                           2005         2004            2003(a)               2002
                                                           ----         ----            -------               ----
Aggregate initial sales charges on Fund share sales                     $163              $154                $243
Initial sales charges retained by CMD                                     26                25                  36
Aggregate CDSC on
 Fund redemptions retained by CMD                                          1                21                  17

                                                                                   Class B Shares
                                                                                   --------------
                                                                                      Eleven months
                                                                                         ended             Year ended
                                                         Year ended September 30,     September 30,        October 31,
                                                         ------------------------     -------------        -----------
                                                         2005                2004        2003(a)               2002
                                                         ----                ----        -------               ----
Aggregate CDSC on Fund redemptions retained by CMD                           $312          $545                 $0

                                                                                   Class C Shares
                                                                                   --------------

                                                                                       Eleven months       Year ended
                                                         Year ended September 30,   ended September 30,    October 31,
                                                         ------------------------   -------------------   ------------
                                                          2005               2004        2003(a)             2002
                                                          ----               ----        -------             ----
  Aggregate CDSC on Fund redemptions retained by CMD                          $1            $1                $5

(a) The Fund changed its fiscal year end from October 31 to September 30 in 2003.

12B-1 PLAN, CDSCS AND CONVERSION OF SHARES
The Fund offers four classes of shares - Class A, Class B, Class C and Class Z. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 plan (Plan) pursuant to Rule 12b-1 under the 1940 Act for Class A, Class B and Class C shares. Under the Plan, the Fund pays CMD monthly a service fee at an annual rate of 0.15% of the Fund's net assets attributable to Class A shares outstanding prior to April 1, 1989, and a service fee at an annual rate of 0.25% of the Fund's net assets attributable to shares of each Class issued thereafter, except Class Z shares. The Fund also pays CMD monthly a distribution fee at an annual rate of 0.75% of the average daily net assets attributable to its Class B and Class C shares. CMD may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of CMD's expenses, CMD may realize a profit from the fees. The Plan authorizes any other payments by the Fund to CMD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirectly financing the distribution of Fund shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of the Fund's assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees of the Trust who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectus for the Fund's Class A, B and C shares.

No CDSC will be imposed on shares derived from reinvestment of distributions or on amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

                                       j

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.

SALES-RELATED EXPENSES (dollars in thousands) of CMD relating to the Class A, B and C shares of the Fund were:

                                                                           Year ended September 30, 2005
                                                                           -----------------------------
                                                               Class A Shares   Class B Shares     Class C Shares
                                                               --------------   --------------     --------------
Fees to FSFs                                                       [1,597]          [792]               [25]
Allocated cost of sales material relating to the Fund               [22]             [15]                [1]
   (including printing, mailing and promotional expenses)
Allocated travel, entertainment and other promotional               [44]             [30]                [2]
expenses

CUSTODIAN OF THE FUND
State Street Bank and Trust Company, located at 2 Avenue De Lafayette, Boston, MA 02111-2900, is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE FUND
PricewaterhouseCoopers LLP, located at 125 High Street, Boston, MA 02110-2624, is the independent registered public accounting firm for the Fund, providing audit and tax return review services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the reports of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing for the Predecessor Fund for the years ended September 30, 2005 and 2004. For the periods ended September 30, 2003 and prior, Ernst & Young LLP, located at 200 Clarendon Street, Boston, Massachusetts 02116-5072, served as the Predecessor Fund's independent registered public accounting firm. The financial statements for the Predecessor Fund incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the reports of Ernst & Young LLP for the period ended September 30, 2003, and for the years ended October 31, 2002, 2001, 2000 and 1999 given on the authority of said firm as experts in accounting and auditing.

MANAGEMENT OF THE FUND
Nordea Investment Management North America, Inc. (NIMNAI), which is located at 437 Madison Avenue, New York, NY 10022, serves as the investment sub-advisor for the Fund and manages the portion of the Fund's assets allocated to foreign equity securities. NIMNAI, an investment advisor since 1994, replaced Nordea Securities, Inc. (NSI) as the investment sub-advisor for the Fund effective January 1, 2002. NIMNAI is an indirect, wholly owned subsidiary of Nordea AB (formerly Nordic Baltic Holding Group), NSI's ultimate parent and one of Scandinavia's leading financial institutions. As part of an internal reorganization, Nordea AB created NIMNAI to assume the investment management business of NSI. NIMNAI manages and operates its investment management business in substantially the same manner as NSI managed and operated its investment management business. The same personnel who performed investment management functions for the Fund at NSI continue to perform those functions on behalf of NIMNAI. NIMNAI's investment decisions for the Fund are made by an investment team. NIMNAI offers a range of equity investment products and services to institutional clients, including private and public retirement funds, unions, endowments, foundations, and insurance companies, as well as to mutual fund sponsors on a sub-advisory basis.

Under the sub-advisory agreement with the Advisor and the Trust, on behalf of the Fund, NIMNAI manages a portion of the Fund's foreign securities, as determined by the Advisor, in accordance with the investment objectives, policies and limitations of the Fund. For the services rendered by NIMNAI under the sub-advisory agreement, the Advisor pays NIMNAI a monthly fee at the annual rate of 0.40% of the average daily net asset value of the portion of the Fund's assets managed by NIMNAI. Any liability of NIMNAI to the Trust, the Fund and/or Fund shareholders is limited to situations involving NIMNAI's own willful misfeasance, bad faith or gross negligence in the performance of its duties. In addition to the services provided by NIMNAI to the Fund, NIMNAI also provides sub-advisory and other services and facilities to other investment companies.

                                       k

                      STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include the series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Columbia Funds Trust VIII, Columbia Funds Series Trust I (formerly named Columbia Funds Trust IX) and Columbia Funds Trust XI (each a Trust and together, the Trusts, also known as Fund Complex). In certain cases, the discussion applies to some, but not all, of the Funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING

In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.

SHORT SALES

A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

LOWER-RATED DEBT SECURITIES

Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the Fund's achievement of its investment goal; and

4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

COMMON STOCK, PREFERRED STOCK AND WARRANTS

Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the company's capital stock at a set price for a specified period of time.

FOREIGN SECURITIES

The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a sub-custodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

The Fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

EXCHANGE-TRADED FUNDS ("ETFS"). The Fund may invest in ETFs up to the maximum amount allowable under the 1940 Act. ETFs are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international.

ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.

The Fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders of the Fund may also indirectly bear similar expenses of an ETF.

ZERO COUPON SECURITIES (ZEROS)

The Fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)

The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSIT are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by a business to finance short-term needs (including promissory notes with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement in which the Fund would be allowed to invest directly.

CERTIFICATES OF DEPOSIT are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. TIME DEPOSITS are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central

Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund.

BANK OBLIGATIONS include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part 1 of this SAI. For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a Fund's assets that may be invested in STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component is usually volatile in response to changes in interest rates.

In U.S. TREASURY ROLLS, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

COMMERCIAL PAPER is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

STRIPPED OBLIGATIONS

To the extent consistent with their investment objective, Funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the Funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Funds' Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

MUNICIPAL SECURITIES

Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this SAI and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, each

Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

PRIVATE ACTIVITY BONDS

The Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

MUNICIPAL LEASE OBLIGATIONS

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

SECURITIES LOANS

The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

INTERFUND BORROWING AND LENDING

The Fund may lend money to and borrow money from other affiliated registered open-end investment companies. The Fund may borrow through the program when the Advisor believes borrowing is appropriate and the costs are equal to or lower than the costs of bank loans. When borrowing money, the Fund is subject to the risk that the securities the Fund acquires with the borrowed money or would otherwise have sold will decline in value. When lending money, the Fund is subject to the risk that the borrower will be unwilling or unable to make timely payments of interest or principal.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)

The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Fund from the transaction.

REITS

The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy.

ASSET-BACKED SECURITIES

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively lengthen the expected maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

CUSTODY RECEIPTS AND TRUST CERTIFICATES. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly "disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

LINE OF CREDIT

The Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goal and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian..

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities;

three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

MUNICIPAL BOND INDEX FUTURES CONTRACTS. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

OPTIONS ON FUTURES CONTRACTS. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The Funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

OPTIONS ON FOREIGN STOCK INDICES. The Funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

SWAP AGREEMENTS (SWAPS, CAPS, COLLARS AND FLOORS)

The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

EQUITY SWAPS

The Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

RISK FACTORS IN EQUITY SWAP TRANSACTIONS. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the portfolio managers do not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. See "Taxes" for information on tax risks associated with equity swaps.

FOREIGN CURRENCY TRANSACTIONS

The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

PARTICIPATION INTERESTS

The Fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

VARIABLE AND FLOATING RATE OBLIGATIONS

Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

If a variable or floating rate instrument is not rated, the Fund's Advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

CURRENCY SWAPS. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

GUARANTEED INVESTMENT CONTRACTS

Pursuant to guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.

The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.

BANK INVESTMENT CONTRACTS

Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the Funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

LOAN PARTICIPATIONS

Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

STRUCTURED INVESTMENTS

Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.

Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.

YANKEE OBLIGATIONS

Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

AMERICAN, EUROPEAN, CONTINENTAL AND GLOBAL DEPOSITARY RECEIPTS

American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

TEMPORARY CASH BALANCES

The Funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.

TAXES

In this section, all discussions of taxation at the shareholder and fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

FEDERAL TAXES. Although it may be one of several series in a single trust, the Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (Code). The Fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets.

To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer, other than U.S. government securities or other regulated investment companies; or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (c) distribute with respect to each year at least 90% of its taxable net investment income, its tax-exempt interest income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation , provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do not apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of
(c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. As a regulated investment company that is accorded special tax treatment, the Fund will not be subject to any federal income taxes on its net investment income and net realized capital gains that it distributes to shareholders on the form of dividends and in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" accorded special tax treatment in any taxable year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions (including any distributions of net tax-exempt income and net long-term capital gains) would generally be taxable as ordinary income to the shareholders, except to the extent they were treated as "qualified dividend income," as described below. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the federal corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends may be, however, includable in adjusted current earnings for purposes of computing corporate federal AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces tax basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.

FUND DISTRIBUTIONS. Distributions from the Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) will generally be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning on or before December 31, 2008.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price of the shareholder paid). Distributions are taxable whether received in cash or in Fund shares.

QUALIFIED DIVIDEND INCOME. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. With respect to a Fund investing in bonds, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

In general, distributions of investment income properly designated by the Fund as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt Fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder (but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes). The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

Income from certain "private activity bonds" issued after August 7, 1986, is treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time Fund shares are held by the shareholder.

A tax-exempt Fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the Fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users, as further defined in the Code. Income derived from the Fund's investments other than tax-exempt instruments may give rise to taxable income. The Fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of Fund shares to the extent of tax-exempt dividends paid during that period. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Under Treasury regulations, if on a disposition of Fund shares a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder will likely have to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. You are advised to consult with your tax advisor.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to backup withholding for taxpayers who fail to furnish a correct taxpayer identification number, who have under-reported dividend or interest income, or who fail to certify to the Fund that the shareholder is a United States person and is not subject to the withholding. This number and certification may be provided by either a Form W-9 or the accompanying application. In certain instances, CMS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This may produce a difference between the Fund's book income and its taxable income possibly accelerating distributions or converting distributions of book income and gains to returns of capital for book purposes.

If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal income tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund." A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

NON-U.S. SHAREHOLDERS. In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the recent legislation, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S.

person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Recent legislation modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the legislation, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning on September 1, 2005) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES (THIS SECTION IS APPLICABLE ONLY TO THE COLUMBIA TAX-MANAGED GROWTH FUND)

FEDERAL GIFT TAXES. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.

Under the Columbia Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceed $11,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.

Under the Columbia Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.

No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), including taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount, which is $1,000,000 for gifts made after December 31, 2001, and before January 1, 2010.

Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's Federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.

The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $22,000.

The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

GENERATION-SKIPPING TRANSFER TAXES

If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Columbia Advantage Plan and does not exceed the available annual exclusion amount. An exemption (the "GST exemption"), equal to $1.5 million in 2005, is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate (47% for gifts made in 2005) on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.

INCOME TAXES

The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Columbia Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.

Under the Columbia Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.

If the donor selects the Columbia Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 35%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 15%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.

When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

CONSULTATION WITH QUALIFIED ADVISOR

Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.

MANAGEMENT OF THE FUNDS The Advisor provides administrative and management services to the Funds. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. (NPMI), merged into Columbia Management Advisors, Inc. Each of the four merging companies was a registered investment advisor and advised various Funds in the Fund Complex. The Advisor, located at 100 Federal Street, Boston, Massachusetts 02110, is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. The Advisor has been an investment advisor since 1969.

In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. (NFMI), a subsidiary of NPMI and a registered investment advisor that advised several Funds in the Fund Complex, merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the Advisor to the Funds previously advised by NFMI.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 49)        Trustee       1996       Executive Vice President -         101        Nash Finch Company (food
P.O. Box 66100                                             Strategy of United Airlines                         distributor)
Chicago, IL 60666                                          (airline) since December,
                                                           2002 (formerly President of
                                                           UAL Loyalty Services
                                                           (airline) from September,
                                                           2001 to December, 2002;
                                                           Executive Vice President
                                                           and Chief Financial Officer
                                                           of United Airlines from
                                                           July, 1999 to September,
                                                           2001; Senior Vice
                                                           President-Finance from
                                                           March, 1993 to July, 1999).

Janet Langford Kelly (Age 47)     Trustee       1996       Partner, Zelle, Hofmann,           101                    None
9534 W. Gull Lake Drive                                    Voelbel, Mason & Gette LLP
Richland, MI 49083-8530                                    (law firm) since March,
                                                           2005; Adjunct Professor of
                                                           Law, Northwestern
                                                           University, since
                                                           September, 2004 (formerly
                                                           Chief Administrative
                                                           Officer and Senior Vice
                                                           President, Kmart Holding
                                                           Corporation (consumer
                                                           goods), from September,
                                                           2003 to March, 2004;
                                                           Executive Vice
                                                           President-Corporate
                                                           Development and
                                                           Administration, General
                                                           Counsel and Secretary,
                                                           Kellogg Company (food
                                                           manufacturer), from
                                                           September, 1999 to August,
                                                           2003; Senior Vice
                                                           President, Secretary and
                                                           General Counsel, Sara Lee
                                                           Corporation (branded,
                                                           packaged, consumer-products
                                                           manufacturer) from January,
                                                           1995 to September, 1999).

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Richard W. Lowry (Age 69)         Trustee       1995       Private Investor since            103(3)                  None
10701 Charleston Drive                                     August, 1987 (formerly
Vero Beach, FL 32963                                       Chairman and Chief
                                                           Executive Officer, U.S.
                                                           Plywood Corporation
                                                           (building products
                                                           manufacturer)).

Charles R. Nelson (Age 62)        Trustee       1981       Professor of Economics,           101                     None
Department of Economics                                    University of Washington,
University of Washington                                   since January, 1976; Ford
Seattle, WA 98195                                          and Louisa Van Voorhis
                                                           Professor of Political
                                                           Economy, University of
                                                           Washington, since
                                                           September, 1993 (formerly
                                                           Director, Institute for
                                                           Economic Research,
                                                           University of Washington
                                                           from September, 2001 to
                                                           June, 2003); Adjunct
                                                           Professor of Statistics,
                                                           University of Washington,
                                                           since September, 1980;
                                                           Associate Editor, Journal
                                                           of Money Credit and
                                                           Banking, since September,
                                                           1993; consultant on
                                                           econometric and statistical
                                                           matters.

John J. Neuhauser (Age 62)        Trustee       1985       Academic Vice President and       103(3)        Saucony, Inc. (athletic
84 College Road                                            Dean of Faculties since                                footwear)
Chestnut Hill, MA 02467-3838                               August, 1999, Boston
                                                           College (formerly Dean,
                                                           Boston College School of
                                                           Management from September,
                                                           1977 to August, 1999).

Patrick J. Simpson (Age 61)       Trustee       2000       Partner, Perkins Coie             101                     None
1120 N.W. Couch Street                                     L.L.P. (law firm).
Tenth Floor
Portland, OR 97209-4128

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas E. Stitzel (Age 69)        Trustee       1998       Business Consultant since          101                    None
2208 Tawny Woods Place                                     1999 (formerly Professor of
Boise, ID 83706                                            Finance from 1975 to 1999,
                                                           College of Business, Boise
                                                           State University);
                                                           Chartered Financial
                                                           Analyst.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 68)       Trustee       1996       Partner and Senior Advisor,        101            Anixter International
8 Sound Shore Drive,                and                    Chicago Growth Partners                             (network support
Suite 285                        Chairman                  (private equity investing)                       equipment distributor);
Greenwich, CT 06830               of the                   since September, 2004                              Ventas, Inc. (real
                                   Board                   (formerly Managing                                  estate investment
                                                           Director, William Blair                            trust); Jones Lang
                                                           Capital Partners (private                         LaSalle (real estate
                                                           equity investing) from                          management services) and
                                                           September, 1994 to                                Ambac Financial Group
                                                           September, 2004).                                  (financial guaranty
                                                                                                                  insurance)

Anne-Lee Verville (Age 59)        Trustee       1998       Retired since 1997                 101          Chairman of the Board of
359 Stickney Hill Road                                     (formerly General Manager,                      Directors, Enesco Group,
Hopkinton, NH 03229                                        Global Education Industry,                      Inc. (designer, importer
                                                           IBM Corporation (computer                          and distributor of
                                                           and technology) from 1994                             giftware and
                                                           to 1997).                                             collectibles)

Richard L. Woolworth (Age 64)     Trustee       1991       Retired since December 2003        101            Northwest Natural Gas
100 S.W. Market Street                                     (formerly Chairman and                          Co. (natural gas service
#1500                                                      Chief Executive Officer,                                provider)
Portland, OR 97207                                         The Regence Group (regional
                                                           health insurer); Chairman
                                                           and Chief Executive
                                                           Officer, BlueCross
                                                           BlueShield of Oregon;
                                                           Certified Public
                                                           Accountant, Arthur Young &
                                                           Company)

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
INTERESTED TRUSTEE
William E. Mayer(2) (Age 65)      Trustee       1994       Partner, Park Avenue Equity       103(3)         Lee Enterprises (print
399 Park Avenue                                            Partners (private equity)                        media), WR Hambrecht +
Suite 3204                                                 since February, 1999                             Co. (financial service
New York, NY 10022                                         (formerly Partner,                                 provider); Reader's
                                                           Development Capital LLC                           Digest (publishing);
                                                           from November, 1996 to                             OPENFIELD Solutions
                                                           February, 1999).                                    (retail industry
                                                                                                             technology provider)

(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

                                              Year First
                                              Elected or
                                  Position     Appointed                            Principal Occupation(s)
     Name, Address and Age       with Funds    to Office                             During Past Five Years
------------------------------   ----------   ----------   -------------------------------------------------------------------------
OFFICERS
Christopher L. Wilson (Age 48)    President      2004      Head of Mutual Funds since August, 2004 and Senior Vice President of the
One Financial Center                                       Advisor since January, 2005; President of the Columbia Funds, Liberty
Boston, MA 02111                                           Funds and Stein Roe Funds since October, 2004; President and Chief
                                                           Executive Officer of the Nations Funds since January, 2005; President of the Galaxy Funds since April 2005; Director of Bank of America Global
                                                           Liquidity Funds, plc since May 2005; Director of Banc of America Capital
                                                           Management (Ireland), Limited since May 2005; Senior Vice President of
                                                           BACAP Distributors LLC since January, 2005; Director of FIM Funding, Inc.
                                                           since January, 2005; Senior Vice President of Columbia Management
                                                           Distributors, Inc. since January, 2005; Director of Columbia Management
                                                           Services, Inc. since January, 2005 (formerly President and Chief
                                                           Executive Officer, CDC IXIS Asset Management Services, Inc. from
                                                           September, 1998 to August, 2004).

J. Kevin Connaughton (Age 40)     Treasurer      2000      Treasurer of the Columbia Funds since October, 2003 and of the Liberty
One Financial Center                                       Funds, Stein Roe Funds and All-Star Funds since December, 2000; Vice
Boston, MA 02111                                           President of the Advisor since April, 2003 (formerly President of the
                                                           Columbia Funds, Liberty Funds and Stein Roe Funds from February, 2004 to
                                                           October, 2004; Chief Accounting Officer and Controller of the Liberty
                                                           Funds and All-Star Funds from February, 1998 to October, 2000); Treasurer of the Galaxy Funds since September, 2002 (formerly Treasurer from
                                                           December, 2002 to December, 2004 and President from February, 2004 to
                                                           December, 2004 of the Columbia Management Multi-Strategy Hedge Fund, LLC;
                                                           Vice President of Colonial Management Associates, Inc. from February,
                                                           1998 to October, 2000).

Mary Joan Hoene (Age 55)           Senior        2004      Senior Vice President and Chief Compliance Officer of the Columbia Funds,
100 Federal Street                  Vice                   Liberty Funds, Stein Roe Funds and All-Star Funds since August, 2004;
Boston, MA 02110                  President                Chief Compliance Officer of the Columbia Management Multi-Strategy Hedge
                                  and Chief                Fund, LLC since August, 2004; Chief Compliance Officer of the BACAP
                                 Compliance                Alternative Multi-Strategy Hedge Fund LLC since October, 2004 (formerly
                                   Officer                 Partner, Carter, Ledyard & Milburn LLP from January, 2001 to August,
                                                           2004; Counsel, Carter, Ledyard & Milburn LLP from November, 1999 to
                                                           December, 2000; Vice President and Counsel, Equitable Life Assurance
                                                           Society of the United States from April, 1998 to November, 1999).

Michael G. Clarke (Age 35)          Chief        2004      Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein Roe
One Financial Center             Accounting                Funds and All-Star Funds since October, 2004 (formerly Controller of the
Boston, MA 02111                   Officer                 Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds from
                                                           May, 2004 to October, 2004; Assistant Treasurer from June, 2002 to May,
                                                           2004; Vice

                                                           President, Product Strategy & Development of the Liberty Funds and Stein
                                                           Roe Funds from February, 2001 to June, 2002; Assistant Treasurer of the
                                                           Liberty Funds, Stein Roe Funds and the All-Star Funds from August, 1999 to February, 2001; Audit Manager, Deloitte & Toche LLP from May, 1997 to
                                                           August, 1999).

Jeffrey R. Coleman (Age 35)      Controller      2004      Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                       All-Star Funds since October, 2004 (formerly Vice President of CDC IXIS
Boston, MA 02111                                           Asset Management Services, Inc. and Deputy Treasurer of the CDC Nvest
                                                           Funds and Loomis Sayles Funds from February, 2003 to September, 2004;
                                                           Assistant Vice President of CDC IXIS Asset Management Services, Inc. and
                                                           Assistant Treasurer of the CDC Nvest Funds from August, 2000 to February,
                                                           2003; Tax Manager of PFPC, Inc. from November, 1996 to August, 2000).

R. Scott Henderson (Age 45)       Secretary      2004      Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds since
One Financial Center                                       December, 2004 (formerly Of Counsel, Bingham McCutchen from April, 2001
Boston, MA 02111                                           to September, 2004; Executive Director and General Counsel, Massachusetts
                                                           Pension Reserves Investment Management Board from September, 1997 to
                                                           March, 2001).

Trustee Positions

As of December 31, 2004, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity.

General

Messrs. Lowry, Mayer and Neuhauser are also trustees/directors of the Liberty All-Star Funds.

The Trustees serve as trustees of 101 registered investment companies managed by the Advisor for which each Trustee receives a retainer at the annual rate of $45,000 and an attendance fee of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December, 2003, Mr. Theobald began serving as the Chairman of the Board. As the independent chairman of the board, Mr. Theobald receives a supplemental retainer at the annual rate of of $100,000; the chair of the Audit Committee receives a supplemental retainer at the annual rate of $10,000; the chair of each other committee receives a supplemental retainer at the annual rate of $5,000. Members of each committee, except the Audit Committee, receive $1,500 for each committee meeting. Each Audit Committee member receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 133 open-end and 10 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

MANAGEMENT AGREEMENT

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. Columbia Management Distributors, Inc. (formerly named Columbia Funds Distributor, Inc.) pays the cost of printing and distributing all other Prospectuses.

ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO CERTAIN FUNDS AND THEIR RESPECTIVE TRUSTS. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION REGARDING YOUR FUND).

Under an Administration Agreement, the Advisor, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

          (a)  providing office space, equipment and clerical personnel;

          (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund;

          (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

          (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

          (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

          (f)  maintaining certain books and records of each Fund.

With respect to Columbia Money Market Fund (formerly named Liberty Money Market
Fund) and Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund), the Administration Agreement for these Funds provides that the Advisor will monitor compliance by the Fund with Rule 2a-7 under the 1940 Act and report to the Trustees from time to time with respect thereto. The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

TRUST SERVICES AGREEMENT

Pursuant to a Trust Services Agreement, CMS provides the Columbia Tax-Managed Growth Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. CMS's fee is described in the Prospectuses of the Columbia Tax-Managed Growth Fund.

THE PRICING AND BOOKKEEPING AGREEMENT

The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement. SEE "FUND CHARGES AND EXPENSES" IN
PART 1 OF THIS SAI FOR INFORMATION ON THESE FEES.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the Funds. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The Funds and clients advised by the Advisor or the Funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.

POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Advisor believes are faced by investment professionals at most major financial firms. The Advisor and the Trustees of the Columbia Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

          - The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

          - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

          - The trading of other accounts could be used to benefit higher-fee accounts (front- running).

          - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

"Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Advisor and the Funds' Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Columbia-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

The Advisor or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

A Fund's portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at the Advisor, including each Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Advisor and each Fund, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of each Fund.

BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute securities transactions for a Fund.

The Advisor places the transactions of the Funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the Funds' transactions where the Funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by Funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a Fund.

The Advisor may use the services of affiliated broker-dealers, when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

PRINCIPAL UNDERWRITER

CMD is the principal underwriter of the Trust's shares. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT

CMS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CMS is based on number of accounts plus reimbursement for certain out-of-pocket expenses. SEE

"FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY CMS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CMS or generally by 6 months' notice by CMS to the Fund. The agreement limits the liability of CMS to the Fund for loss or damage incurred by the Fund to situations involving a failure of CMS to use reasonable care or to act in good faith and without negligence in performing its duties under the agreement. The Fund will indemnify CMS from, among other things, any and all claims, actions, suits, losses, costs, damages, and expenses incurred by it in connection with its acceptance of this Agreement, provided that: (i) to the extent such claims, actions, suits, losses, costs, damages, or expenses relate solely to a particular series or group of series of shares, such indemnification shall be only out of the assets of that series or group of series; (ii) this indemnification shall not apply to actions or omissions constituting negligence or misconduct of CMS or its agents or contractors, including but not limited to willful misfeasance, bad faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under this Agreement; and (iii) CMS shall give a Fund prompt notice and reasonable opportunity to defend against any such claim or action in its own name or in the name of CMS.

CODE OF ETHICS

The Funds, the Advisor, and CMD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

ANTI-MONEY LAUNDERING COMPLIANCE

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account, halting all shareholder activity with respect to such account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

PROXY VOTING POLICIES AND FUND PROXY VOTING RECORD

The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

The Advisor's proxy voting guidelines and procedures are included in this SAI as Appendix II. In accordance with SEC regulations, the fund's proxy voting record for the last twelve-month period ended June 30 has been filed with the SEC. You may obtain a copy of the fund's proxy voting record (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Columbia Funds have adopted policies with respect to the disclosure of the Funds' portfolio holdings by the Funds, Columbia Management, or their affiliates. These policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Funds' website at www.columbiafunds.com, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Fund's policies are described below. The Trustees shall be updated as needed regarding the Fund's compliance with the policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Columbia Management and its affiliates. The Fund's policies prohibit Columbia Management and the Fund's other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund's shares, third-party service providers, rating and ranking organizations and affiliated persons of the Fund.

PUBLIC DISCLOSURES. The Fund's portfolio holdings are currently disclosed to the public through required filings with the SEC and, for equity and fixed income funds, on the Fund's website at www.columbiafunds.com. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund's fiscal year). Shareholders may obtain the Fund's Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Fund's Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

The equity and fixed income Columbia Funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:

                                                            FREQUENCY OF
   TYPE OF FUND              INFORMATION PROVIDED            DISCLOSURE            DATE OF WEB POSTING
------------------   ------------------------------------   ------------   ----------------------------------
   Equity Funds      Full portfolio holdings information.      Monthly      30 calendar days after month-end.
Fixed Income Funds   Full portfolio holdings information.     Quarterly    60 calendar days after quarter-end

The scope of the information provided relating to the Fund's portfolio that is made available on the website may change from time to time without prior notice.

For Columbia's money market funds, a complete list of a Fund's portfolio holdings shall be publicly available on a monthly basis on the fifth business date after month-end. Shareholders may request such information by writing or calling the Fund's distributor, Columbia Management Distributors, Inc. at the address listed on the cover of this SAI.

A Fund, Columbia Management or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

OTHER DISCLOSURES. The Fund's policies provide that non-public disclosures of the Fund's portfolio holdings may be made if (1) the Fund has a legitimate business purpose for making such disclosure, (2) the Fund's chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.

The Fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to Columbia Management and its affiliates, these service providers include the Fund's custodian and sub-custodians, the Fund's independent registered public accounting firm, legal counsel, financial printers(R.R. Donnelly & Sons and Bowne & Co., Inc.), the Fund's proxy voting service provider (Alamo Direct Mail Services, Inc.), the Fund's proxy solicitor (Georgeson Shareholder Communications Inc.), rating agencies that maintain ratings on certain Columbia Funds (Fitch, Inc.) and service providers that support Columbia Management's trading systems (InvestorTool, Inc. and Thomson Financial).These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. The Fund may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Certain clients of the Fund's investment adviser(s) may follow a strategy similar to that of the Fund, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Fund.

DETERMINATION OF NET ASSET VALUE

Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the official closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value following procedures approved by the Trust's Board of Trustees.

(The following two paragraphs are applicable only to Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund) and Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund))

Trading in securities on stock exchanges and over-the-counter markets in foreign securities markets is normally completed well before the close of the business day in New York. Trading on foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

AMORTIZED COST FOR MONEY MARKET FUNDS (SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "INFORMATION CONCERNING THE FUND" IN PART 1 OF THE SAI OF COLUMBIA MONEY MARKET FUND (FORMERLY NAMED LIBERTY MONEY MARKET FUND) AND COLUMBIA MUNICIPAL MONEY MARKET FUND (FORMERLY NAMED LIBERTY MUNICIPAL MONEY MARKET
FUND))

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Under the amortized cost method a security is initially valued at cost and thereafter any discount or premium from maturity value is amortized ratably to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. If a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Columbia Money Market Fund (formerly named Liberty Money Market Fund) or the Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund) for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund may accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CMS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Investors should understand that, since the offering price of the Fund's shares is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge paid as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CMD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CMD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CMD may from time to time reallow additional amounts to all or certain FSFs. CMD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CMD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars. Travelers checks, gift checks, credit card convenience checks, credit cards, cash and ban counter (starter checks) are not accepted.

CMS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CMS, provided the new FSF has a sales agreement with CMD.

Shares credited to an account are transferable upon written instructions in good order to CMS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you may send the certificates to CMS for deposit to your account.

In addition to the commissions specified in a Fund's prospectus and this SAI, CMD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that CMD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CMD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, CMD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.

In addition, CMD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.

CMD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:

1st Global Capital Corp
401 Company
ABN AMRO Trust Services
ADP Retirement Services
Advest
AEGON/Transamerica
AG Edwards
American Century Services
American Express
AMG
AON Consulting
AST Trust Company
Banc of America Investment Services
BancOne
Bear Stearns
Benefit Plan Administrators
Bidwell & Company
BNY Clearing
C N A Trust
Charles Schwab
CIBC Oppenheimer
Citigroup Global Markets
CitiStreet Associates LLC
City National Bank
City of Milwaukee
Columbia Trust Company
Commonwealth Financial
Compensation & Capital
CPI Qualified Plan Consultants
Daily Access Concepts
Davenport & Company
Delaware Investments
Digital Retirement Solutions
Discover Brokerage
Dreyfus/Mellon
Edgewood Services
Edward Jones

E-Trade,
ExpertPlan
FAS Liberty Life Spectrum
Ferris Baker Watts
Fidelity
Financial Data Services
Franklin Templeton
Freeman Welwood
Gem Group
Great West Life
Hewitt Associates LLC
Huntington Bank
ING
Intermountain Health Care
Investmart, Inc.
Investment Manager Services (IMS)
Janney Montgomery Scott
JJB Hilliard Lyons
JP Morgan/American Century
Kenney Investments
Kirkpatrick Pettis Smith Polian Inc
Legg Mason Wood Walker
Liberty Life
Lincoln Financial
Lincoln Life
Linsco Private Ledger
M & T Securities
Marquette Trust Company
Mass Mutual Life
Matrix Settlement & Clearance Services (MSCS)
McDonald Investments
Merrill Lynch
MetLife
MFS
Mfund Trax
MidAtlantic Capital
Milliman USA
Morgan Keegan
Morgan Stanley Dean Witter
PFPC
Nationwide Investment Services
Neuberger Berman Mgmt
NFP Securities
NSD -NetStock Sharebuilder
NYLife Distributors
Optimum Investment Advisors
Orbitex
Pershing LLC
Phoenix Home Life
Piper Jaffray
PNC
PPI Employee Benefits
Private Bank & Trust
Prudential
Putnam Investments
Raymond James
RBC Dain Rausher
Robert W Baird
Royal Alliance
RSM McGladrey Inc.

Safeco
Scott & Stringfellow
Scudder Investments
Security Benefit
Segall Bryant Hamill
South Trust Securities
Southwest Securities
Standard Insurance
Stanton Group
State of NY Deferred Compensation Plan
Stephens, Inc.
Stifel Nicolaus & Co
Strong Capital
Sungard T Rowe Price
Trustar Retirement Services
Trustlynx/Datalynx
UBS Financial Services
USAA Investment Management
Vanguard
Wachovia
TD Waterhouse
Webster Investment Services
Wells Fargo
Wilmington Trust

PLEASE CONTACT YOUR FSF OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY
RECEIVE.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most Funds advised by the Advisor may be purchased through the Automatic Investment Plan. Electronic fund transfers for a fixed amount of at least $50 ($25 for IRA) are used to purchase a Fund's shares at the public offering price next determined after CMD receives the proceeds. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CMD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, D, T, G and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any fund distributed by CMD in which you have a current balance of at least $5,000 into the same class of shares of up to five other Funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Sales charges may apply if exchanging from a money market fund. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC or sales charges.

Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Management Services, Inc. (formerly named Columbia Funds Services, Inc.) (CMS) P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or financial advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CMD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" below for more information.

CLASS T SHAREHOLDER SERVICES PLAN. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the Trusts plan to enter into servicing agreements with institutions (including Bank of America Corporation and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each Fund other than the Columbia Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the Fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares;
(ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.

The payments under the servicing agreements entered into as of the date of this SAI are limited to an aggregate fee of not more than 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.15% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The Funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.

Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such Funds on any day do not exceed the income to be accrued to such Class T shares on that day.

The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the Funds. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Columbia's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.

TAX-SHELTERED RETIREMENT PLANS (Retirement Plans). CMD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Management prototype plans offered through CMD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CMD.

Participants in Retirement Plans not sponsored by CTC, not including Individual Retirement Accounts (IRAs), may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with CMS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CMS. The close out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any Fund distributed by CMD, or if the Retirement Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling CMS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification numbers available when calling.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CMS for more information at 1-800-345-6611.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHTS OF ACCUMULATION (Columbia Class A and Class T shares, Nations Class A shares and Galaxy Retail A shares only) (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase of Class A or Class T shares with prior purchases of other funds and classes distributed by CMD. The applicable sales charge is based on the combined total of:

1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all shares of funds for which CMD serves as distributor (Funds) held by the shareholder.

CMD must be promptly notified of each purchase with respect to which a shareholder is entitled to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CMS. A Fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A, Class E and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all fund shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund)). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CMS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement (provided the FSF returns to CMD the excess commission previously paid during the thirteen-month period). The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price.

If the amount of the Statement is not purchased, the shareholder shall remit to CMD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CMS will redeem escrowed Class A, E or T shares with a value equal to such difference. The additional FSF commission will be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CMS at 1-800-345-6611.

NET ASSET VALUE ELIGIBILITY GUIDELINES (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS).

1. Employees, brokers and various relationships that are allowed to buy at NAV. Class A shares of certain Funds may be sold at (NAV) to the following individuals, whether currently employed or retired: Employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries; Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CMD, or its successors and companies affiliated with the Advisor; Registered representatives and employees of Financial Service Firms (including their affiliates) that are parties to dealer agreements or other sales arrangements with CMD; Nations Funds' Trustees, Directors and employees of its investment sub-advisers; Broker/Dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes; employees or partners of any contractual service provider to the funds

     NAV eligibility for Class A purchase also applies to the families of the parties listed above and their beneficial accounts. Family members include: spouse, parent, stepparent, legal guardian, child, stepchild, father-in-law and mother-in-law.

     Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

     Registered broker/dealer firms that have entered into a Nations Funds dealer agreement with BACAP Distributors, LLC may buy Class A shares without paying a front-end sales charge for their investment account only.

     Banks, trust companies and thrift institutions, acting as fiduciaries.

2. Grandfathered investors. Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may purchase Class A shares of any Fund at NAV in those cases where a Columbia Fund Class Z share is not available.

     Shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at (NAV) will continue to be eligible for NAV purchases into those Nations Fund accounts opened through August 19, 2005.

     Galaxy Fund shareholders prior to December 1, 1995; and shareholders who
     (i) purchased Galaxy Fund Prime A shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.

     (For Class T shares only) Shareholders who (i) purchased Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

3. Reinstatement. Subject to the fund policy on trading of fund shares, an investor who has redeemed class A, B, C, D, G or T shares may, upon request, reinstate within 1 year a portion or all of the proceeds of such sales in shares of class A of any fund at the NAV next determined after Columbia Management Services, Inc. received a written reinstatement request and payment.

4. Retirement Plans. Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with CMD pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

5. Non-U.S. Investors. Certain pension, profit-sharing or other employee benefit plans offered to non-US investors may be eligible to purchase Class A shares with no sales charge.

6. Reorganizations. At the Fund's discretion, NAV eligibility may apply to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

7. Rights of Accumulation (ROA). The value of eligible accounts, regardless of class, maintained by you and you and your immediate family may be combined with the value of your current purchase to reach a sales discount level and to obtain the lower sales charge for your current purchase.

8. Letters of Intent (LOI). You may pay a lower sales charge when purchasing class A shares by signing a letter of intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the LOI within 13 months. If your LOI purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Class A, B, C, D, E, matured F, G and T shares) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act
     (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CMS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value at the time that the SWP is established. Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met. For redemptions in excess of 12% of the account's value at the time that the SWP is established, a CDSC will be charged on the SWP redemption. The 12% limit does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by CMD.

6. Qualified Retirement Plans. CDSCs may be waived on CMD shares sold by employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must be a participant in an alliance program th at has signed an agreement with Columbia Funds or CMD.

7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and
     (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

8. Return of Commission. CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

9. Non-U.S. Investors. CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

10. IRS Section 401 and 457. CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under
     Section 401 or 457 of the tax code.

11. Medical Payments. CDSCs may be waived on shares redeemed for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

12. Plans of Reorganization. At the Funds' discretion, CDSCs may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a fund is a party.

13. Charitable Giving Program. CDSCs may be waived on the sale of Class C or Class D shares sold by a non-profit organization qualified under Section 501(c)(3) of the tax code in connection with the Banc of America Capital Management Charitable Giving Program.

14. The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling or delay sending proceeds from your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction to CMS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CMS and many banks. Additional documentation may be required for sales by corporations, agents, fiduciaries, surviving joint owners, individual retirement account holders and other legal entities. Call CMS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, FSF's are responsible for furnishing all necessary documentation to CMS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN (SWP). The shareholder may establish a SWP. A specified dollar amount, share amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawalsof shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their share account may do so but may be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CMS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in "street name" must be made payable to the back office via the NSCC.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions by check and ACH are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, to a pre-existing bank account or furnishing a signature guaranteed request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CMS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address account and taxpayer identification numbers. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions apply to retirement plan accounts.

CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A and Z shares of certain Funds)

Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CMS will provide checks to be drawn on Mellon Trust of New England, N.A. (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks., However, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON-CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, a Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

INFORMATION APPLICABLE TO CLASS G AND CLASS T SHARES

The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the Funds are subject to a front-end sales charge. Investments in Class G shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.15% and 0.30%, respectively, of the Fund's average daily net assets attributable to its Class T shares. Class G shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.80% and 0.95%, respectively, of the Fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares. Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.

CLASS T SHARES. The public offering price for Class T shares of the Funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 to $25,000,000. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                                    REALLOWANCE TO
                                     REALLOWANCE TO DEALERS        DEALERS AS A % OF
                                    AS A % OF OFFERING PRICE        OFFERING PRICE
      AMOUNT OF TRANSACTION          PER SHARE - BOND FUNDS    PER SHARE - EQUITY FUNDS
      ---------------------         ------------------------   ------------------------
Less than $50,000                             4.25                       5.00
$50,000 but less than $100,000                3.75                       3.75
$100,000 but less than $250,000               2.75                       2.75
$250,000 but less than $500,000               2.00                       2.00
$500,000 but less than $1,000,000             1.75                       1.75
$1,000,000 and over                           0.00                       0.00

The appropriate reallowance to dealers will be paid by CMD to broker-dealer organizations which have entered into agreements with CMD. The reallowance to dealers may be changed from time to time.

Certain affiliates of the Advisor may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of Bank of America Corporation's affiliates.

INFORMATION APPLICABLE TO CERTAIN CLASS G SHARES RECEIVED BY FORMER GALAXY FUND RETAIL B SHAREHOLDERS IN CONNECTION WITH THE GALAXY/LIBERTY REORGANIZATION. The following table describes the CDSC schedul e applicable to Class G shares received by former Galaxy Fund Retail B shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 None

Class G shares received in exchange for Galaxy Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares seven years after purchase. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Asset Allocation Fund and/or International Equity Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.50
Through second year                   5.00
Through third year                    4.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Through the seventh year              None
Longer than seven years               None

If you acquired Retail B Shares in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class T shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

CLASS G SHARES PURCHASED AFTER THE GALAXY/LIBERTY REORGANIZATION. The public offering price for Class G shares of the Funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within seven years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from CMD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Columbia may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a Fund. See "Class T Shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to CMD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares. Class G shares of a Fund will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow CMD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.

Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - (i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a Fund, and subsequently acquires additional Class G shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the Fund, including those acquired through reinvestment, will convert to Class T shares of the Fund on the same date.

INFORMATION APPLICABLE TO CERTAIN CLASS B SHAREHOLDERS

Except for the following, Class B Share Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.

The following table describes the CDSC schedule applicable to Class B shares received by Galaxy Quality Plus Bond Fund shareholders in exchange for Prime B Shares in connection with the Galaxy/Liberty reorganization.

SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

     Automatic conversion to Class A shares occurs eight years after purchase.

     The Class B share discount program for purchases of $250,000 or more is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

INFORMATION APPLICABLE TO CERTAIN CLASS A SHAREHOLDERS:

     Except as set forth in the following paragraph, Class A share CDSCs are described in the Prospectuses:

     Class A shares received by former Galaxy High Quality Bond Fund shareholders in exchange for Prime A Shares in connection with the Galaxy/Liberty reorganization of that Fund are subject to a 1% CDSC upon redemption of such Class A shares if the Prime A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.

Shares of some Funds that pay daily dividends (include Funds) will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. Shares of some Funds that pay daily dividends (exclude Funds) Columbia will be earned starting with the day after that Fund receives payments for the shares. To determine whether a particular Fund is an include or exclude fund, customers can call 1-800-345-6611.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of certain other funds. The prospectus of each Fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange Consult CMS before requesting an exchange.

If you acquire Class A shares of an international fund by exchange from any other fund, you will not be permitted to exchange those shares into another fund for 30 calendar days, although you may redeem those shares at any time. An exchange order received prior to the expiration of the 30-day period will not be honored.

By calling CMS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CMS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CMS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CMS may require customary additional documentation. Prospectuses of the other Funds are available from the CMD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

Consult your FSF or CMS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund. Sales charges may apply for exchanges from money market funds.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Trust has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2005. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust's By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series. Shares of each Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

          Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

          Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

AAA bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

AA bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

BA bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Prime-1 Highest Quality
          Prime-2 Higher Quality
          Prime-3 High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these securities, and 'D' represents the lowest potential for recovery.

                                   APPENDIX II

                   COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA")
                      PROXY VOTING POLICIES AND PROCEDURES
                 ADOPTED JULY 1, 2003 AND REVISED MARCH 4, 2005

POLICY:

ALL PROXIES(1) REGARDING CLIENT SECURITIES FOR WHICH COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA") HAS ASSUMED AUTHORITY TO VOTE SHALL, UNLESS CMA DETERMINES IN ACCORDANCE WITH POLICIES STATED BELOW TO ABSTAIN FROM VOTING, BE VOTED IN A MANNER CONSIDERED BY CMA TO BE IN THE BEST INTEREST OF CMA'S CLIENTS, INCLUDING THE CMG FAMILY FUNDS(2) AND THEIR SHAREHOLDERS, WITHOUT REGARD TO ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES. THE BEST INTEREST OF CLIENTS IS DEFINED FOR THIS PURPOSE AS THE INTEREST OF ENHANCING OR PROTECTING THE ECONOMIC VALUE OF CLIENT ACCOUNTS, CONSIDERED AS A GROUP RATHER THAN INDIVIDUALLY, AS CMA DETERMINES IN ITS SOLE AND ABSOLUTE DISCRETION. IN THE EVENT A CLIENT BELIEVES THAT ITS OTHER INTERESTS REQUIRE A DIFFERENT VOTE, CMA SHALL VOTE AS THE CLIENT CLEARLY INSTRUCTS, PROVIDED CMA RECEIVES SUCH INSTRUCTIONS IN TIME TO ACT ACCORDINGLY.

CMA ENDEAVORS TO VOTE, IN ACCORDANCE WITH THIS POLICY, ALL PROXIES OF WHICH IT BECOMES AWARE, SUBJECT TO THE FOLLOWING EXCEPTIONS (UNLESS OTHERWISE AGREED) WHEN CMA EXPECTS TO ROUTINELY ABSTAIN FROM VOTING:

     1. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE THE SECURITY HAS BEEN LOANED FROM THE CLIENT'S ACCOUNT.

     2. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE CMA DEEMS THE COSTS TO THE CLIENT AND/OR THE ADMINISTRATIVE INCONVENIENCE OF VOTING THE SECURITY (E.G., SOME FOREIGN SECURITIES) OUTWEIGH THE BENEFIT OF DOING SO.

CMA SEEKS TO AVOID THE OCCURRENCE OF ACTUAL OR APPARENT MATERIAL CONFLICTS OF INTEREST IN THE PROXY VOTING PROCESS BY VOTING IN ACCORDANCE WITH PREDETERMINED VOTING GUIDELINES, AS STATED BELOW. FOR THOSE PROXY PROPOSALS THAT REQUIRE SPECIAL CONSIDERATION OR IN INSTANCES WHERE SPECIAL CIRCUMSTANCES MAY REQUIRE VARYING FROM THE PREDETERMINED GUIDELINES, THE CMG PROXY COMMITTEE WILL DETERMINE THE BEST INTEREST OF CMA'S CLIENTS AND VOTE ACCORDINGLY, WITHOUT CONSIDERATION OF ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES.

OVERVIEW:

CMA's policy is based upon its fiduciary obligation to act in its clients' best interest. Citing this obligation, the SEC has adopted rules pursuant to the Investment Advisers Act of 1940 and Investment Company Act of 1940 with respect to proxy voting.

PROCEDURE:

I. ACCOUNT POLICIES

Except as otherwise directed by the client, CMA shall vote as follows:

SEPARATELY MANAGED ACCOUNTS

CMA shall vote proxies on securities held in its separately managed accounts.

COLUMBIA TRUST COMPANY (CTC) TRUST POOLS

CMA shall vote proxies on securities held in the trust pools.

CMG FAMILY FUNDS/CMA FUND TRUST

CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

COLUMBIA PRIVATE PORTFOLIO

CMA shall vote proxies on securities held in its separately managed accounts.

ALTERNATIVE INVESTMENT GROUP

----------
(1) The term "proxy" as used herein refers to consents, elections and authorizations solicited by any party with respect to securities of any sort.

(2) A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

CMA's clients may invest in securities ("Alternative Investments") issued by alternative investment vehicles (i.e. hedge funds, private equity funds, and other alternative investment pools) that are structured as private limited partnerships ("LPs"), limited liability companies ("LLCs") or offshore corporations. Generally, CMA's Alternative Investment Group ("AIG") is the platform through which CMA provides advisory services relating to Alternative Investments.

The voting rights of Alternative Investments generally are rights of contract set forth in the limited liability company or limited partnership agreement, in the case of LLCs and LPs, or Memorandum and Articles of Association or By-laws, in the case of offshore corporations. Also, as privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, proxies are not solicited regarding Alternative Investment vehicles. Instead, consents may be solicited from members, limited partners or shareholders.

Because of the unique characteristics of Alternative Investments, CMA has a tailored process for voting Alternative Investment proxies and consents.

Process

AIG will vote all Alternative Investment proxies and consents in accordance with this Policy. The committee voting AIG proxies consists of AIG senior management, investment and operations professionals. Conflicts of interest are to be monitored and resolved as set forth in this Policy.

II. PROXY COMMITTEE

CMA shall establish a Proxy Committee whose standing members shall include the head of core equity, head of value, head of growth, head of income strategies, head of equity research and head of fixed income research. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf.

The Proxy Committee's functions shall include, in part,

          (a) direction of the vote on proposals where there has been a recommendation to the Committee, pursuant to Section IV.B, not to vote according to the predetermined Voting Guidelines stated in Section IV.A or on proposals which require special, individual consideration in accordance with Section IV.C;

          (b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

          (c) review at least annually of existing Voting Guidelines and need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

          (d) development and modification of Voting Procedures, as stated in
          Section V, as it deems appropriate or necessary.

The Proxy Committee shall establish a charter, which shall set forth the Committee's purpose, membership and operation. The Committee's charter shall be consistent, in all material respects, with this policy and procedure.

III. CONFLICTS OF INTEREST

With Other Bank of America Businesses

Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

Within CMA

Conflicts of interest may also arise from the business activities of CMA. For example, CMA might manage (or be seeking to manage) the assets of a benefit plan for an issuer. CMA may also be presented with an actual or apparent conflict of interest where proxies of securities issued by BAC or a CMG Family Fund, for which CMA serves as investment adviser, are to be voted for a client's account.

Management of Conflicts

CMA's policy is to always vote proxies in the best interest of its clients, as a whole, without regard to its own self-interest or that of its affiliates. BAC as well as CMA has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

          1. BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or (as in the case of BACAP associates) non-trust fiduciary responsibilities, including investment decision-making and proxy voting.

          2. In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.

          3. Within CMA, CMA's Code of Ethics affirmatively requires that associates of CMA act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's Clients.

          4. By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

               - To disclose to the chairperson of the Proxy Committee and the chairperson to the head of CMG Compliance any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA shall vote proxies. In the event the chairperson of the Proxy Committee has a conflict of interest regarding a given matter, he or she shall abstain from participating in the Committee's determination of whether and/or how to vote in the matter; and

               - To refrain from taking into consideration, in the decision as to whether or how CMA shall vote proxies:

                    - The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

                    - Any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of CMA or BAC.

Where a material conflict of interest is determined to have arisen in the proxy voting process that may not be adequately mitigated by voting in accordance with the predetermined Voting Guidelines, CMA's policy is to invoke one or more of the following conflict management procedures:

1. Convene the Proxy Committee for the purpose of voting the affected proxies in a manner that is free of the conflict.

2. Causing the proxies to be voted in accordance with the recommendations of a qualified, independent third party, which may include CMA's proxy voting agent.

3. In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

IV. VOTING GUIDELINES

A. THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING PROXIES:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

     - Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

          However, CMA generally will WITHHOLD votes from pertinent director nominees if:

               (i) the board as proposed to be constituted would have more than one-third of its members from management;

               (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);

               (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);

               (iv) a director serves on more than six public company boards;

               (v) the CEO serves on more than two public company boards other than the company's board.

          On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

     - Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.

     - Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

     - Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

          -    Established governance standards and guidelines.

          - Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.

          - Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

          - A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

          - Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

          - The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

     - Proposals that grant or restore shareholder ability to remove directors with or without cause.

     - Proposals to permit shareholders to elect directors to fill board vacancies.

     - Proposals that encourage directors to own a minimum amount of company stock.

     -    Proposals to provide or to restore shareholder appraisal rights.

     -    Proposals to adopt cumulative voting.

     -    Proposals for the company to adopt confidential voting.

CMA generally will vote AGAINST:

     - Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

     - Proposals that give management the ability to alter the size of the board without shareholder approval.

     - Proposals that provide directors may be removed only by supermajority vote.

     -    Proposals to eliminate cumulative voting.

     - Proposals which allow more than one vote per share in the election of directors.

     - Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

     - Proposals that mandate a minimum amount of company stock that directors must own.

     -    Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

     - Director and officer indemnification and liability protection. CMA is opposed to entirely eliminating directors' and officers' liability for monetary damages for violating the duty of care. CMA is also opposed to expanding coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. CMA supports proposals which provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he/she reasonably believed was in the best interests of the company, AND (ii) if the director's legal expenses would be covered.

     - Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

     - Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 10% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

     - Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

     -    Proposals asking a company to expense stock options.

     -    Proposals to put option repricings to a shareholder vote.

     - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

CMA generally will vote AGAINST:

     - Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.

     - Proposals to authorize the replacement or repricing of out-of-the money options.

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

     - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

          For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

     - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

     - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

     - Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

     - CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

     - CMA generally votes FOR shareholder proposals to eliminate a poison pill.

     - CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

     - CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.

Supermajority vote

     - CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

     - CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

     - Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

     - Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

          -    Credible reason exists to question:

               - The auditor's independence, as determined by applicable regulatory requirements.

               - The accuracy or reliability of the auditor's opinion as to the company's financial position.

          - Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.

     - Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

     - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

     - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

     - Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

     - Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.

CMA will vote AGAINST:

     - Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

     - Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

     - Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

     - FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

     - FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

     - Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

     - Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

     - Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

     - Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.

     - Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.

     - Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

8.  Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

     -    Board structure

     -    Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     - Ignore a shareholder proposal that is approved by a majority of shares outstanding;

     - Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

     -    Are interested directors and sit on the audit or nominating committee;
          or

     - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

     -    Past performance relative to its peers

     -    Market in which fund invests

     - Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

     - Past shareholder activism, board activity and votes on related proposals

     -    Strategy of the incumbents versus the dissidents

     -    Independence of incumbent directors; director nominees

     -    Experience and skills of director nominees

     -    Governance profile of the company

     -    Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Past performance as a closed-end fund

     -    Market in which the fund invests

     -    Measures taken by the board to address the discount

     - Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

     -    Proposed and current fee schedules

     -    Fund category/investment objective

     -    Performance benchmarks

     -    Share price performance as compared with peers

     -    Resulting fees relative to peers

     -    Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

     -    Stated specific financing purpose

     -    Possible dilution for common shares

     -    Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

     -    Potential competitiveness

     -    Regulatory developments

     -    Current and potential returns

     -    Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a nonfundamental restriction, considering the following factors:

     -    Fund's target investments

     -    Reasons given by the fund for the change

     -    Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:

     -    Political/economic changes in the target market

     -    Consolidation in the target market

     -    Current asset composition

Change in Fund's Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:

     -    Potential competitiveness

     -    Current and potential returns

     -    Risk of concentration

     -    Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

     -    Strategies employed to salvage the company

     -    Past performance of the fund

     -    Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

     -    The degree of change implied by the proposal

     -    The efficiencies that could result

     -    The state of incorporation; net effect on shareholder rights

     -    Regulatory standards and implications

CMA will vote FOR:

     - Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

     - Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

     -    Proposals enabling the Board to:

          -    Change, without shareholder approval the domicile of the fund

          - Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

     -    Regulations of both states

     -    Required fundamental policies of both states

     -    The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Fees charged to comparably sized funds with similar objectives

     -    The proposed distributor's reputation and past performance

     -    The competitiveness of the fund in the industry

     -    Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Resulting fee structure

     -    Performance of both funds

     -    Continuity of management personnel

     -    Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

     -    Performance of the fund's NAV

     -    The fund's history of shareholder relations

     -    The performance of other funds under the adviser's management

9. Alternative Investment Group ("AIG") Matters

The AIG Proxy Sub-Committee generally will vote in accordance with the guidelines set forth in this policy. With respect to matters that are not addressed by the guidelines, the AIG Proxy Sub-Committee will vote each such matter on a CASE-BY-CASE basis.

B. ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.

A Portfolio Manager, sub-adviser or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines stated in Section IV.A. In this situation, he or she shall request that the Proxy Committee consider voting the proxy other than according such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption.

C. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The following proposals require special, individual consideration. The Proxy Committee will determine how proxies related to all such proposals will be voted.

               1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

               2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

               3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

               4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

               5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified in Section IV.A.

               6. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

               7. PREEMPTIVE RIGHTS. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines set forth in Section IV above. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to effect the purposes of this Policy.

     - CMA shall use an independent, third-party vendor (currently Institutional Shareholder Services ("ISS")), to implement its proxy voting process as CMAs proxy voting agent. This retention is subject to CMA continuously assessing the vendor's independence from CMA and its affiliates, and the vendor's ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with CMA's proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor's other clients and the owners, officers or employees of any such firm, on the one hand, and CMA's clients, on the other hand. As means of performing this assessment, CMA will require various reports and notices from the vendor, as well as periodic audits of the vendor's voting record and other due diligence.

     - ISS shall provide proxy analysis and record keeping services in addition to voting proxies on behalf of CMA in accordance with this Policy.

     - On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in all accounts over which CMA has voting authority. Information regarding equity holdings for international portfolio shall be sent weekly.

     - ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be promptly noted and resolved by ISS, with notice to CMA.

     - Whenever a vote is solicited, ISS shall execute the vote according to CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section IV.A.

     - If ISS is not sure how to vote a particular proxy, then ISS will issue a request for voting instructions to CMA over a secure website. CMA personnel shall check this website regularly. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's understanding of the Voting Guidelines previously delivered to ISS. CMA shall promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

     - Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

     - ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

VI. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in CMA's Form ADV. Upon receipt of a Client's request for more information, CMA will provide to the Client a copy of this Policy and/or how CMA voted proxies for the Client pursuant to this Policy for up to a one-year period.

                          COLUMBIA SMALL CAP CORE FUND
                    FORMERLY KNOWN AS COLUMBIA SMALL CAP FUND
                                  (THE "FUND")

   SUPPLEMENT TO THE PROSPECTUSES DATED FEBRUARY 1, 2005 (THE "PROSPECTUSES")

      The Prospectuses are hereby supplemented with the following information:

      1. The name of the Fund on the front cover of each of the Prospectuses is revised to read "Columbia Small Cap Core Fund."

      2. The date on the front cover of each of the Prospectuses is revised to read "________________, 2005."

      3. The following sentence is added to the section entitled, "Performance History":

      Year-to-date performance through ____________, 2005 for the following share classes of the Fund were as follows:

Class A --       ___%
Class T --       ___%
Class Z --       ___%

      4. The "Annual Fund Operating Expenses" and "Example Expenses" tables in the section entitled "Your Expenses" are updated and restated in their entirety as follows:

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                    CLASS A   CLASS B  CLASS C   CLASS T    CLASS G   CLASS Z
                                   ---------  -------  -------  ---------  ---------  -------
Management fee (%) (1)             [0.77]     [0.77]   [0.77]   [0.77]     [0.77]     [0.77]
Distribution and service (12b-1)
  fees (%)                         [0.25(2)]  [1.00]   [1.00]   [0.00]     [0.95(3)]  [0.00]
Other expenses (%) (4)             [0.13]     [0.13]   [0.13]   [0.43(5])  [0.13]     [0.13]
Total annual fund operating
  expenses (%)                     [1.15]     [0.90]   [1.90]   [1.20]     [1.85]     [0.90]

[(1) The Fund pays a management fee of 0.70% and an administration fee of 0.07%.]

[(2) The Fund may pay distribution and service (12b-1) fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but will limit such fees to an aggregate of not more than 0.25% for Class A shares during the current fiscal year.]

[(3) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate of not more than 0.95% during the current fiscal year.]

[(4) Other expenses have been restated to reflect contractual changes to the transfer agency fee for the Fund effective November 1, 2003]

[(5) The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative services), but will limit such fees to an aggregate fee of not more than 0.30% during the current fiscal year.]

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

                                                   1 YEAR   3 YEARS    5 YEARS   10 YEARS
                                                   ------   -------   --------   --------
Class A                                            [$685]    [$919]   [$1,172]   [$1,892]
Class B:   did not sell your shares                [$193]    [$597]   [$1,026]   [$2,027]
           sold all your shares at end of period   [$693]    [$897]   [$1,226]   [$2,027]
Class C:   did not sell your shares                [$193]    [$597]   [$1,026]   [$2,222]
           sold all your shares at end of period   [$293]    [$597]   [$1,026]   [$2,222]
Class T                                            [$690]    [$934]   [$1,197]   [$1,946]
Class G:   did not sell your shares                [$188]    [$582]   [$1,001]   [$1,999]
           sold all your shares at end of period   [$688]    [$982]   [$1,301]   [$1,999]
Class Z                                            [$ 92]    [$287]   [$  498]   [$1,108]

      5. The section entitled "Financial Highlights," is updated and restated in its entirety as follows:

Selected data for a share outstanding throughout each period is as follows:

                             (UNAUDITED)
                             SIX MONTHS
                             ENDED MARCH    YEAR ENDED    PERIOD ENDED                YEAR ENDED OCTOBER 31
                                 31,      SEPTEMBER 30,  SEPTEMBER 30,   -----------------------------------------------
    CLASS A SHARES              2005         2004 (a)      2003(b)(c)       2002         2001        2000       1999(d)
-----------------------     ------------  -------------  -------------   ----------   ----------  ----------  ----------
NET ASSET VALUE,
  BEGINNING OF PERIOD       $  17.54      $   15.30      $ 12.64         $14.05       $14.33      $13.04      $13.59
                            --------      ---------      -------         ------       ------      ------      ------
INCOME FROM INVESTMENT
  OPERATIONS:

Net investment income
(loss)                         (0.03)(e)      (0.07)(e)    (0.04)(e)      (0.03)(e)     0.02(e)     0.05(e)     0.03
  Net realized and
   unrealized gain
   (loss) on
   investments                  1.70           2.75         3.35          (0.07)        1.61        2.64        0.73
                            --------      ---------      -------         ------       ------      ------      ------
  Total from
   investment
   operations                   1.67           2.68         3.31          (0.10)        1.63        2.69        0.76
                            --------      ---------      -------         ------       ------      ------      ------
  LESS DISTRIBUTIONS
   DECLARED TO
   SHAREHOLDERS
  From net investment
   income                         --             --           --             --        (0.04)      (0.04)      (0.04)
  From net realized
   gains                       (1.07)         (0.44)       (0.65)         (1.31)       (1.87)      (1.36)      (1.27)
                            --------      ---------      -------         ------       ------      ------      ------
  Total distributions
   declared to
   shareholders                (1.07)         (0.44)       (0.65)         (1.31)       (1.91)      (1.40)      (1.31)
                            --------      ---------      -------         ------       ------      ------      ------
NET ASSET VALUE, END
  OF PERIOD                 $  18.14      $   17.54      $ 15.30         $12.64       $14.05      $14.33      $13.04
  Total return (f)              9.56%(g)      17.73%(h)    27.25%(g)(h)   (1.73)%(h)   12.87%(h)   22.26%(h)    5.80%(h)
                            --------      ---------      -------         ------       ------      ------      ------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA:
  Expenses (i)                  1.13%(j)       1.15%        1.24%(j)       1.29%        1.23%       1.16%       1.18%
  Net investment
   income (loss) (i)           (0.36)%(j)     (0.40)%      (0.28)%(j)     (0.19)%       0.17%       0.36%       0.26%
  Waiver/reimbursement            --             --%(k)     0.02%(j)       0.01%        0.04%       0.16%       0.22%
  Portfolio turnover
   rate                           10%(g)         26%          19%(g)         23%          46%         43%         42%
 Net assets end of
    period (000s)           $212,088      $  211,502     $57,462         $  210       $  168      $  189      $  175
                            --------      ---------      -------         ------       ------      ------      ------

(a) On October 13, 2003, the Liberty Small Cap Fund was renamed the Columbia Small Cap Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 18, 2002, the Galaxy Small Cap Value Fund, Prime A shares were redesignated Liberty Small Cap Fund, Class A shares.

(d)   The Fund began offering Prime A shares on November 1, 1998.

(e) Per share data was calculated using average shares outstanding during the period.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)   Not annualized.

(h) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

(k)   Rounds to less than 0.01%.

                             (UNAUDITED)
                             SIX MONTHS
                             ENDED MARCH    YEAR ENDED    PERIOD ENDED                 YEAR ENDED OCTOBER 31
                                 31,      SEPTEMBER 30,  SEPTEMBER 30,    -----------------------------------------------
CLASS B SHARES                  2005         2004 (a)      2003(b)(c)        2002         2001        2000       1999(d)
--------------              ------------  -------------  -------------    ----------   ----------  ----------  ----------
NET ASSET VALUE,
  BEGINNING OF PERIOD       $  16.89      $   14.75      $ 12.31          $13.82       $14.19      $12.98      $13.59
                            --------      ---------      -------          ------       ------      ------      ------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment loss            (0.10)(e)      (0.19)(e)    (0.15)(e)       (0.14)(e)    (0.10)(e)   (0.05)(e)   (0.05)

  Net realized and
   unrealized gain
   (loss) on investments        1.64           2.67         3.24           (0.06)        1.60        2.62        0.71
                            --------      ---------      -------          ------       ------      ------      ------
  Total from investment
   operations                   1.54           2.48         3.09           (0.20)        1.50        2.57        0.66
                            --------      ---------      -------          ------       ------      ------      ------
  LESS DISTRIBUTIONS
   DECLARED TO
   SHAREHOLDERS
  From net realized
   gains                       (0.95)         (0.34)       (0.65)          (1.31)       (1.87)      (1.36)      (1.27)
                            --------      ---------      -------          ------       ------      ------      ------
NET ASSET VALUE, END OF
  PERIOD                    $  17.48      $   16.89      $ 14.75          $12.31       $13.82      $14.19      $12.98
  Total return (f)              9.13%(g)       6.96%(h)    26.14%(g)(h)    (2.55)%(h)   11.91%(h)   21.46%(h)    4.96%(h)
                            --------      ---------      -------          ------       ------      ------      ------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA:
  Expenses (i)                  1.88%(j)       1.90%        2.10%(j)        2.12%        2.08%       1.93%       1.93%
  Net investment loss
   (i)                         (1.11)%(j)     (1.15)%      (1.14)%(j)      (1.02)%      (0.68)%     (0.41)%     (0.49)%
  Waiver/reimbursement            --             -- %(k)    0.02%(j)        0.01%        0.07%       0.53%       0.56%
  Portfolio turnover
   rate                           10%(g)         26%          19%(g)          23%          46%         43%         42%
 Net assets end of period
    (000s)                  $ 42,242      $  40,170      $11,122          $  282       $  198      $  170      $  190
                            --------      ---------      -------          ------       ------      ------      ------

(a) On October 13, 2003, the Liberty Small Cap Fund was renamed the Columbia Small Cap Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 18, 2002, the Galaxy Small Cap Value Fund, Prime B shares were redesignated Liberty Small Cap Fund, Class B shares.

(d)   The Fund began offering Prime B shares on November 1, 1998.

(e) Per share data was calculated using average shares outstanding during the period.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)   Not annualized.

(h) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

(k)   Rounds to less than 0.01%.

                             (UNAUDITED)
                             SIX MONTHS
                             ENDED MARCH    YEAR ENDED    PERIOD ENDED
                                 31,      SEPTEMBER 30,  SEPTEMBER 30,
CLASS C SHARES                  2005         2004 (a)      2003(b)(c)
--------------              ------------  -------------  -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD       $ 16.91       $ 14.77        $ 12.55
                            -------       -------        -------
INCOME FROM INVESTMENT
  OPERATIONS:

Net investment loss (d)       (0.10)        (0.19)         (0.14)
  Net realized and
   unrealized gain on
   investments                 1.64          2.67           3.01
                            -------       -------        -------
  Total from
   investment
   operations                  1.54          2.48           2.87
                            -------       -------        -------
  LESS DISTRIBUTIONS
   DECLARED TO
   SHAREHOLDERS
  From net realized
   gains                      (0.95)        (0.34)         (0.65)
                            -------       -------        -------
NET ASSET VALUE, END
  OF PERIOD                 $ 17.50       $ 16.91        $ 14.77
  Total return (e)             9.12%(f)     16.94%(g)      23.90%(f)(g)
                            -------       -------        -------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA:
  Expenses (h)                 1.88%(i)      1.90%          2.03%(i)
  Net investment loss (h)     (1.11)%(i)    (1.15)%        (1.10)%(i)
  Waiver/reimbursement           --            -- %(j)      0.02%(i)
  Portfolio turnover
   rate                          10%(f)        26%            19%(f)
  Net assets end of
    period (000s)           $65,002       $64,686        $12,670
                            -------       -------        -------

(a) On October 13, 2003, the Liberty Small Cap Fund was renamed the Columbia Small Cap Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) Class C shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)   Not annualized.

(g) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

(j)   Rounds to less than 0.01%.

                             (UNAUDITED)
                             SIX MONTHS
                             ENDED MARCH    YEAR ENDED    PERIOD ENDED                 YEAR ENDED OCTOBER 31
                                 31,      SEPTEMBER 30,  SEPTEMBER 30,    -----------------------------------------------
CLASS G SHARES                  2005         2004 (a)      2003(b)(c)        2002         2001        2000       1999(d)
--------------              ------------  -------------  -------------    ----------   ----------  ----------  ----------
NET ASSET VALUE,
  BEGINNING OF PERIOD       $ 16.75       $ 14.63        $ 12.22          $13.72       $14.13      $12.96      $13.59
                            -------       -------        -------          ------       ------      ------      ------
INCOME FROM INVESTMENT
  OPERATIONS:

Net investment loss           (0.09)(e)     (0.18)(e)      (0.12)(e)       (0.14)(e)    (0.11)(e)   (0.10)(e)   (0.04)
  Net realized and
   unrealized gain
   (loss) on
   investments                 1.62          2.64           3.18           (0.05)        1.57        2.63        0.68
                            -------       -------        -------          ------       ------      ------      ------
  Total from
   investment
   operations                  1.53          2.46           3.06           (0.19)        1.46        2.53        0.64
                            -------       -------        -------          ------       ------      ------      ------
  LESS DISTRIBUTIONS
   DECLARED TO
   SHAREHOLDERS
  From net realized
   gains                      (0.95)        (0.34)         (0.65)          (1.31)       (1.87)      (1.36)      (1.27)
                            -------       -------        -------          ------       ------      ------      ------
NET ASSET VALUE, END
  OF PERIOD                 $ 17.33       $ 16.75        $ 14.63          $12.22       $13.72      $14.13      $12.96
  Total return (f)             9.17%(g)     16.97%(h)      26.09%(g)(h)    (2.49)%(h)   11.73%      21.06%(h)    4.80%(h)
                            -------       -------        -------          ------       ------      ------      ------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA:
  Expenses (i)                 1.83%(j)      1.87%          2.10%(j)        2.12%        2.21%       2.23%       2.10%
  Net investment loss
   (i)                        (1.06)%(j)    (1.11)%        (1.03)%(j)      (1.02)%      (0.80)%     (0.71)%     (0.66)%
  Waiver/reimbursement           --            -- %(k)      0.02%(j)        0.01%          --        0.18%       0.78%
  Portfolio turnover
   rate                          10%(g)        26%            19%(g)          23%          46%         43%         42%
  Net assets end of
    period (000s)           $10,952       $10,952        $10,353          $9,046       $5,278      $2,838      $1,637
                            -------       -------        -------          ------       ------      ------      ------

(a) On October 13, 2003, the Liberty Small Cap Fund was renamed the Columbia Small Cap Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 18, 2002, the Galaxy Small Cap Value Fund, Retail B shares were redesignated Liberty Small Cap Fund, Class G shares.

(d)   The Fund began offering Retail B shares on November 1, 1998.

(e) Per share data was calculated using average shares outstanding during the period.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)   Not annualized.

(h) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

(k)   Rounds to less than 0.01%.

                             (UNAUDITED)
                             SIX MONTHS
                             ENDED MARCH    YEAR ENDED    PERIOD ENDED                    YEAR ENDED OCTOBER 31
                                 31,      SEPTEMBER 30,  SEPTEMBER 30,    ----------------------------------------------------
CLASS T SHARES                  2005         2004 (a)      2003(b)(c)        2002          2001            2000        1999
--------------              ------------  -------------  -------------    ----------    ----------      ----------  ----------
NET ASSET VALUE,
  BEGINNING OF PERIOD       $  17.40      $  15.16       $  12.55         $  13.96      $  14.25        $ 12.98     $ 13.53
                            --------      --------       --------         --------      --------        -------     -------
INCOME FROM INVESTMENT
  OPERATIONS:

Net investment loss            (0.04)(d)     (0.08)(d)      (0.03)(d)        (0.03)(d)        -- (d)(e)    0.01(d)     0.02
  Net realized and
   unrealized gain
   (loss) on investments        1.68          2.74           3.29            (0.07)         1.59           2.63        0.73
                            --------      --------       --------         --------      --------        -------     -------
  Total from investment
   operations                   1.64          2.66           3.26            (0.10)         1.59           2.64        0.75
                            --------      --------       --------         --------      --------        -------     -------
  LESS DISTRIBUTIONS
   DECLARED TO
   SHAREHOLDERS
  From net investment
   income                         --            --             --               --         (0.01)         (0.01)      (0.03)
  From net realized
   gains                       (1.06)        (0.42)         (0.65)           (1.31)        (1.87)         (1.36)      (1.27)
                            --------      --------       --------         --------      --------        -------     -------
  Total distributions
   declared to
   shareholders                (1.06)        (0.42)         (0.65)           (1.31)        (1.88)         (1.37)      (1.30)
                            --------      --------       --------         --------      --------        -------     -------
NET ASSET VALUE, END OF
  PERIOD                    $  17.98      $  17.40       $  15.16         $  12.55      $  13.96        $ 14.25     $ 12.98
  Total return (f)              9.46%(g)     17.73%(h)      27.03%(g)(h)     (1.75)%(h)    12.66%         21.96%(h)    5.68%(h)
                            --------      --------       --------         --------      --------        -------     -------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA:
  Expenses (i)                  1.18%(j)      1.21%          1.34%(j)         1.33%         1.42%          1.44%       1.31%
  Net investment income
   (loss) (i)                  (0.41)%(j)    (0.45)%        (0.26)%(j)       (0.23)%       (0.02)%         0.08%       0.13%
  Waiver/reimbursement            --            -- %(k)      0.02%(j)         0.01%           --           0.11%       0.28%
  Portfolio turnover
   rate                           10%(g)        26%            19%(g)           23%           46%            43%         42%
  Net assets end of period
    (000s)                  $150,866      $146,752       $134,455         $115,468      $100,159        $87,457     $80,870
                            --------      --------       --------         --------      --------        -------     -------

(a) On October 13, 2003, the Liberty Small Cap Fund was renamed the Columbia Small Cap Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 18, 2002, the Galaxy Small Cap Value Fund, Retail A shares were redesignated Liberty Small Cap Fund, Class T shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e)   Rounds to less than $0.01 per share.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)   Not annualized.

(h) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

(k)   Rounds to less than 0.01%.

                             (UNAUDITED)
                             SIX MONTHS
                             ENDED MARCH      YEAR ENDED      PERIOD ENDED                 YEAR ENDED OCTOBER 31
                                 31,        SEPTEMBER 30,    SEPTEMBER 30,    -----------------------------------------------
CLASS Z SHARES                  2005           2004 (a)        2003(b)(c)        2002         2001        2000        1999
--------------              ------------    -------------    -------------    ----------   ----------  ----------  ----------
NET ASSET VALUE,
  BEGINNING OF PERIOD       $    17.73      $    15.45       $  12.75         $  14.11     $  14.38    $  13.07    $  13.61
                            ----------      ----------       --------         --------     --------    --------    --------
INCOME FROM INVESTMENT
  OPERATIONS:

Net investment income
(loss)                           (0.01)(d)       (0.03)(d)       0.02(d)          0.03(d)      0.07(d)     0.08(d)     0.05
  Net realized and
   unrealized gain
   (loss) on investments          1.72            2.80           3.34            (0.07)        1.60        2.65        0.74
                            ----------      ----------       --------         --------     --------    --------    --------
  Total from investment
   operations                     1.71            2.77           3.36            (0.04)        1.67        2.73        0.79
                            ----------      ----------       --------         --------     --------    --------    --------
  LESS DISTRIBUTIONS
   DECLARED TO
   SHAREHOLDERS
  From net investment
   income                           --              --          (0.01)           (0.01)       (0.07)      (0.06)      (0.06)
  From net realized
   gains                         (1.12)          (0.49)         (0.65)           (1.31)       (1.87)      (1.36)      (1.27)
                            ----------      ----------       --------         --------     --------    --------    --------
  Total distributions
   declared to
   shareholders                  (1.12)          (0.49)         (0.66)           (1.32)       (1.94)      (1.42)      (1.33)
                            ----------      ----------       --------         --------     --------    --------    --------
NET ASSET VALUE, END OF
  PERIOD                    $    18.32      $    17.73       $  15.45         $  12.75     $  14.11    $  14.38    $  13.07
  Total return (e)
                            ----------      ----------       --------         --------     --------    --------    --------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA:
  Expenses (h)                    0.88%(i)        0.90%          0.92%(i)         0.90%        0.92%       0.94%       0.97%
  Net investment income
   (loss) (h)                    (0.11)%(i)      (0.15)%         0.14%(i)         0.20%        0.48%       0.58%       0.47%
  Waiver/reimbursement              --              -- %(j)      0.02%(i)         0.01%          --          --          --
  Portfolio turnover
   rate                             10%(f)          26%            19%(f)           23%          46%         43%         42%
 Net assets end of period
    (000s)                  $1,123,839      $1,101,312       $789,666         $485,197     $425,687    $332,703    $255,268
                            ----------      ----------       --------         --------     --------    --------    --------

(a) On October 13, 2003, the Liberty Small Cap Fund was renamed the Columbia Small Cap Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 18, 2002, the Galaxy Small Cap Value Fund, Trust shares were redesignated Liberty Small Cap Fund, Class Z shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e)   Total return at net asset value assuming all distributions reinvested.

(f)   Not annualized.

(g) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

(j)   Rounds to less than 0.01%.

      6. The information under the heading "For More Information - Investment Company Act file number" is revised as follows:

      Columbia Funds Series Trust I: 811-4367

            -     Columbia Small Cap Fund

      7. As discussed in greater detail in earlier supplements, on March 15, 2004, Columbia Management Advisors, Inc. ("Columbia Management"), the Fund's adviser, and Columbia Funds Distributor, Inc. ("CFD") the distributor of the Fund's shares (collectively, "Columbia"), entered into agreements in principle with the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") to resolve the proceedings brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds. On February 9, 2005, Columbia entered into an Assurance of Discontinuance with the NYAG (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order" and together, the "Settlements"). The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle.

Under the terms of the SEC Order, Columbia has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review Columbia's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below).

The Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the settlement amounts will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with Columbia and the Fund's independent trustees and not unacceptable to the staff of the SEC. More specific information on the distribution plan will be communicated at a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia Funds, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

A copy of the SEC Order will be available on the SEC's website at http://www.sec.gov. A copy of the NYAG Settlement will be available as part of the Bank of America Corporation Form 8-K filing on or about February 10, 2005.

      8. Columbia Funds Distributor, Inc. (the Fund's distributor) and Columbia Funds Services, Inc. (the Fund's transfer agent) have changed their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.

      9. The Prospectuses are hereby supplemented with the following information relating to hypothetical investment and expense information:

Hypothetical Investment and Expense Information

      The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Fund assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested and that Class B shares and Class G shares converts to Class A shares and Class T shares, respectively, after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of fee waivers or expense reimbursements. Your actual costs may be higher or lower.

CLASS A

                                    ANNUAL EXPENSE RATIO
                                            1.15%

            CUMULATIVE RETURN      HYPOTHETICAL YEAR-END                                 HYPOTHETICAL YEAR      ANNUAL
             BEFORE FEES AND          BALANCE BEFORE            CUMULATIVE RETURN        END BALANCE AFTER     FEES AND
YEAR             EXPENSES            FEES AND EXPENSES       AFTER FEES AND EXPENSES     FEES AND EXPENSES     EXPENSES
 1                 5.00%                  $ 9,896.25                 3.85%                    $ 9,787.86         $685.47
 2                10.25%                  $10,391.06                 7.85%                    $10,164.70         $114.73
 3                15.76%                  $10,910.62                12.00%                    $10,556.04         $119.14
 4                21.55%                  $11,456.15                16.31%                    $10,962.44         $123.73
 5                27.63%                  $12,028.95                20.79%                    $11,384.50         $128.49
 6                34.01%                  $12,630.40                25.44%                    $11,822.80         $133.44
 7                40.71%                  $13,261.92                30.27%                    $12,277.98         $138.58
 8                47.75%                  $13,925.02                35.29%                    $12,750.68         $143.91
 9                55.13%                  $14,621.27                40.49%                    $13,241.58         $149.46
 10               62.89%                  $15,352.33                45.90%                    $13,751.38         $155.21

TOTAL GAIN BEFORE FEES AND EXPENSES        $5,927.33
TOTAL GAIN AFTER FEES AND EXPENSES                                                             $4,326.38
TOTAL ANNUAL FEES AND EXPENSES                                                                                  1,892.16

CLASS B

                                   ANNUAL EXPENSE RATIO
                                          1.90%

            CUMULATIVE RETURN      HYPOTHETICAL YEAR-END                                 HYPOTHETICAL YEAR    ANNUAL
             BEFORE FEES AND          BALANCE BEFORE            CUMULATIVE RETURN        END BALANCE AFTER    FEES AND
YEAR             EXPENSES            FEES AND EXPENSES       AFTER FEES AND EXPENSES     FEES AND EXPENSES    EXPENSES
 1                 5.00%                  $10,500.00                 3.10%                    $10,310.00         $192.94
 2                10.25%                  $11,025.00                 6.30%                    $10,629.61         $198.93
 3                15.76%                  $11,576.25                 9.59%                    $10,959.13         $205.09
 4                21.55%                  $12,155.06                12.99%                    $11,298.86         $211.45
 5                27.63%                  $12,762.82                16.49%                    $11,649.13         $218.01
 6                34.01%                  $13,400.96                20.10%                    $12,010.25         $224.76
 7                40.71%                  $14,071.00                23.83%                    $12,382.57         $231.73
 8                47.75%                  $14,774.55                27.66%                    $12,766.43         $238.92
 9                55.13%                  $15,513.28                32.58%                    $13,257.93         $149.64
 10               62.89%                  $16,288.95                37.68%                    $13,768.36         $155.40

TOTAL GAIN BEFORE FEES AND EXPENSES       $6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                            $3,768.36
TOTAL ANNUAL FEES AND EXPENSES                                                                                 $2,026.87

CLASS C

                                   ANNUAL EXPENSE RATIO
                                           1.90%

            CUMULATIVE RETURN      HYPOTHETICAL YEAR-END                                 HYPOTHETICAL YEAR    ANNUAL
             BEFORE FEES AND          BALANCE BEFORE            CUMULATIVE RETURN        END BALANCE AFTER    FEES AND
YEAR             EXPENSES            FEES AND EXPENSES       AFTER FEES AND EXPENSES     FEES AND EXPENSES    EXPENSES
 1                 5.00%                  $10,500.00                 3.10%                    $10,310.00         $192.94
 2                10.25%                  $11,025.00                 6.30%                    $10,629.61         $198.93
 3                15.76%                  $11,576.25                 9.59%                    $10,959.13         $205.09
 4                21.55%                  $12,155.06                12.99%                    $11,298.86         $211.45
 5                27.63%                  $12,762.82                16.49%                    $11,649.13         $218.01
 6                34.01%                  $13,400.96                20.10%                    $12,010.25         $224.76
 7                40.71%                  $14,071.00                23.83%                    $12,382.57         $231.73
 8                47.75%                  $14,774.55                27.66%                    $12,766.43         $238.92
 9                55.13%                  $15,513.28                31.62%                    $13,162.18         $246.32
 10               62.89%                  $16,288.95                35.70%                    $13,570.21         $253.96

TOTAL GAIN BEFORE FEES AND EXPENSES       $6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                            $3,570.21
TOTAL ANNUAL FEES AND EXPENSES                                                                                 $2,222.11

CLASS G

                                   ANNUAL EXPENSE RATIO
                                           1.85%

            CUMULATIVE RETURN      HYPOTHETICAL YEAR-END                                 HYPOTHETICAL YEAR    ANNUAL
             BEFORE FEES AND          BALANCE BEFORE            CUMULATIVE RETURN        END BALANCE AFTER    FEES AND
YEAR             EXPENSES            FEES AND EXPENSES       AFTER FEES AND EXPENSES     FEES AND EXPENSES    EXPENSES
 1                 5.00%                  $10,500.00                 3.15%                    $10,315.00         $187.91
 2                10.25%                  $11,025.00                 6.40%                    $10,639.92         $193.83
 3                15.76%                  $11,576.25                 9.75%                    $10,975.08         $199.94
 4                21.55%                  $12,155.06                13.21%                    $11,320.80         $206.24
 5                27.63%                  $12,762.82                16.77%                    $11,677.40         $212.73
 6                34.01%                  $13,400.96                20.45%                    $12,045.24         $219.43
 7                40.71%                  $14,071.00                24.25%                    $12,424.66         $226.35
 8                47.75%                  $14,774.55                28.16%                    $12,816.04         $233.48
 9                55.13%                  $15,513.28                33.03%                    $13,303.05         $156.71
 10               62.89%                  $16,288.95                38.09%                    $13,808.57         $162.67

TOTAL GAIN BEFORE FEES AND EXPENSES       $6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                            $3,808.57
TOTAL ANNUAL FEES AND EXPENSES                                                                                 $1,999.29

CLASS T

                                   ANNUAL EXPENSE RATIO
                                           1.20%

            CUMULATIVE RETURN      HYPOTHETICAL YEAR-END                                 HYPOTHETICAL YEAR    ANNUAL
             BEFORE FEES AND          BALANCE BEFORE            CUMULATIVE RETURN        END BALANCE AFTER    FEES AND
YEAR             EXPENSES            FEES AND EXPENSES       AFTER FEES AND EXPENSES     FEES AND EXPENSES    EXPENSES
 1                 5.00%                  $ 9,896.25                 3.80%                    $ 9,783.15         $690.25
 2                10.25%                  $10,391.06                 7.74%                    $10,154.91         $119.63
 3                15.76%                  $10,910.62                11.84%                    $10,540.80         $124.17
 4                21.55%                  $11,456.15                16.09%                    $10,941.35         $128.89
 5                27.63%                  $12,028.95                20.50%                    $11,357.12         $133.79
 6                34.01%                  $12,630.40                25.08%                    $11,788.69         $138.87
 7                40.71%                  $13,261.92                29.83%                    $12,236.66         $144.15
 8                47.75%                  $13,925.02                34.77%                    $12,701.65         $149.63
 9                55.13%                  $14,621.27                39.89%                    $13,184.31         $155.32
 10               62.89%                  $15,352.33                45.20%                    $13,685.32         $161.22

TOTAL GAIN BEFORE FEES AND EXPENSES       $5,927.33
TOTAL GAIN AFTER FEES AND EXPENSES                                                            $4,260.32
TOTAL ANNUAL FEES AND EXPENSES                                                                                 $1,945.92

CLASS Z

                                    ANNUAL EXPENSE RATIO
                                            0.90%

            CUMULATIVE RETURN      HYPOTHETICAL YEAR-END                                 HYPOTHETICAL YEAR    ANNUAL
             BEFORE FEES AND          BALANCE BEFORE            CUMULATIVE RETURN        END BALANCE AFTER    FEES AND
YEAR             EXPENSES            FEES AND EXPENSES       AFTER FEES AND EXPENSES     FEES AND EXPENSES    EXPENSES
 1                 5.00%                  $10,500.00                 4.10%                    $10,410.00          $91.85
 2                10.25%                  $11,025.00                 8.37%                    $10,836.81          $95.61
 3                15.76%                  $11,576.25                12.81%                    $11,281.12          $99.53
 4                21.55%                  $12,155.06                17.44%                    $11,743.65         $103.61
 5                27.63%                  $12,762.82                22.25%                    $12,225.13         $107.86
 6                34.01%                  $13,400.96                27.26%                    $12,726.37         $112.28
 7                40.71%                  $14,071.00                32.48%                    $13,248.15         $116.89
 8                47.75%                  $14,774.55                37.91%                    $13,791.32         $121.68
 9                55.13%                  $15,513.28                43.57%                    $14,356.76         $126.67
 10               62.89%                  $16,288.95                49.45%                    $14,945.39         $131.86

TOTAL GAIN BEFORE FEES AND EXPENSES       $6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                            $4,945.39
TOTAL ANNUAL FEES AND EXPENSES                                                                                 $1,107.84

      Sections 10 through 18 of this supplement apply only to Class A, B, and C of the Fund.

      10. The footnotes to the table entitled "Shareholder Fees" are revised to provide that the contingent deferred sales charge ("CDSC") applicable to Class A shares applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.

      11. The section entitled "Investment Minimums" is revised in its entirety as follows: The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Please see the Statement of Additional Information for more details on investment minimums.

      12. The call-out box entitled "Choosing a Share Class" is revised in its entirety as follows:

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B AND C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

      13. The table entitled "Class A Sales Charges" is replaced in its entirety as follows:

      For Fixed Income Funds (other than Columbia Money Market Fund and Columbia Municipal Money Market Fund):

CLASS A SALES CHARGES


                                      AS A % OF THE                                     % OF OFFERING PRICE
                                      PUBLIC OFFERING          AS A % OF YOUR          RETAINED BY FINANCIAL
AMOUNT PURCHASED                          PRICE                 INVESTMENT                    ADVISOR
Less than $50,000                          4.75                    4.99                        4.25
$50,000 to less than $100,000              4.50                    4.71                        4.00
$100,000 to less than $250,000             3.50                    3.63                        3.00
$250,000 to less than $500,000             2.50                    2.56                        2.25
$500,000 to less than $1,000,000           2.00                    2.04                        1.75
$1,000,000 or more                         0.00                    0.00                        0.00

      For Short-Intermediate Fixed Income Funds:

CLASS A SALES CHARGES

                                       AS A % OF THE                                   % OF OFFERING PRICE
                                      PUBLIC OFFERING          AS A % OF YOUR          RETAINED BY FINANCIAL
AMOUNT PURCHASED                          PRICE                 INVESTMENT                    ADVISOR
Less than $100,000                         3.25                    3.36                        3.00
$100,000 to less than $250,000             2.50                    2.56                        2.25
$250,000 to less than $500,000             2.00                    2.04                        1.75
$500,000 to less than $1,000,000           1.50                    1.52                        1.25
$1,000,000 or more                         0.00                    0.00                        0.00

      For Short-Term Fixed Income Funds:

CLASS A SALES CHARGES


                                       AS A % OF THE                                   % OF OFFERING PRICE
                                      PUBLIC OFFERING          AS A % OF YOUR          RETAINED BY FINANCIAL
AMOUNT PURCHASED                          PRICE                  INVESTMENT                    ADVISOR
Less than $100,000                         1.00                    1.01                        0.75
$100,000 to less than $250,000             0.75                    0.76                        0.50
$250,000 to less than $1,000,000           0.50                    0.50                        0.40
$1,000,000 or more                         0.00                    0.00                        0.00

      14. The paragraph immediately following the table entitled "Class A Sales Charges" is revised in its entirety as follows:

Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

      15. For all Funds (other than Columbia Large Company Index Fund, Columbia Small Company Index Fund and Columbia U.S. Treasury Index Fund), the table entitled "Purchases Over $1 Million" for Class A shares is replaced in its entirety as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                                 COMMISSION %
Less than $3 million                                                1.00
$3 million to less than $50 million                                 0.50
$50 million or more                                                 0.25

For certain group retirement plans, financial advisors will receive a 1% commission from the distributor on all purchases less than $3 million.

      16. The section entitled "Reduced Sales Charges for Larger Investments" is revised in its entirety as follows:

      A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

      B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

      -     Individual accounts

      -     Joint accounts

      -     Certain IRA accounts

      -     Certain trusts

      -     UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

      C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

      D. How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, though fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

      17. All disclosure related to Class B Sales Charges under the section entitled "Sales Charges" is revised in its entirety as follows:

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

      For all Funds (other than the Short-Intermediate Fixed Income Funds):

Purchases of less than $50,000

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD

Through first year                                                   5.00
Through second year                                                  4.00
Through third year                                                   3.00
Through fourth year                                                  3.00
Through fifth year                                                   2.00
Through sixth year                                                   1.00
Longer than six years                                                0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

      For Short-Intermediate Fixed Income Funds:

Purchases of less than $50,000

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
Through second year                                                  3.00
Through third year                                                   2.00
Through fourth year                                                  1.00
Through fifth year                                                   0.00
Through sixth year                                                   0.00
Longer than six years                                                0.00

Commission to financial advisors is 2.75%.

Automatic conversion to Class A shares occurs eight years after purchase.

      18. The instructions with respect to redemptions by systematic withdrawal plan in the table under the section "How to Sell Shares" are revised in their entirety as follows:

You may automatically sell a specified dollar amount or percentage of your account on a monthly, quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance requirement has been waived for wrap accounts. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

      Sections 19 through 25 of this supplement apply only to Classes T and G of the Fund

      19. The footnotes to the table entitled "Shareholder Fees" are revised to provide that the contingent deferred sales charge ("CDSC") applicable to Class T shares applies only to certain Class T shares bought without an initial sales charge that are sold within 12 months of purchase.

      20. The section entitled "Investment Minimums" is revised in its entirety as follows:

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Please see the Statement of Additional Information for more details on investment minimums.

      21. The paragraph immediately following the table entitled "Class T Sales Charges" is revised in its entirety as follows:

Class T shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class T share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

      22. For all Funds, the table entitled "Purchases Over $1 Million" for Class T shares is replaced in its entirety as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                               COMMISSION %
Less than $3 million                                               1.00
$3 million to less than $50 million                                0.50
$50 million or more                                                0.25

For certain group retirement plans, financial advisors will receive a 1% commission from the distributor on all purchases less than $3 million.

      23. ' The section entitled "Reduced Sales Charges for Larger Investments" is revised in its entirety as follows:

      A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class T shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class T shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

      B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

      -     Individual accounts

      -     Joint accounts

      -     Certain IRA accounts

      -     Certain trusts

      -     UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

            1. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

            2. How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, though fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

      24. Under the section entitled "Sales Charges," the "Class G Sales Charges" table is revised in its entirety as follows:

      Purchases of less than $50,000

CLASS G SALES CHARGES

                                                               % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                  SHARES ARE SOLD
Through first year                                                  5.00
Through second year                                                 4.00
Through third year                                                  4.00
Through fourth year                                                 4.00
Through fifth year                                                  3.00
Through sixth year                                                  2.00
Through seventh year                                                1.00
Longer than seven years                                             0.00

      25. The instructions with respect to redemptions by systematic withdrawal plan in the table under the section "How to Sell Shares" are revised in their entirety as follows:

You may automatically sell a specified dollar amount or percentage of your account on a monthly, quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance requirement has been waived for wrap accounts. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

      Section 26 of this supplement applies only to Class Z of the Fund.

      26. The section entitled "Eligible Investors" is revised in its entirety as follows:

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.

IMPORTANT THINGS TO CONSIDER WHEN DECIDING ON A CLASS OF SHARES:

Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.

Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by an intermediary. Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.

Eligible Investors and their applicable investment minimums are as follows:

No minimum initial investment

- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

- Any group retirement plan, including defined benefit and defined contribution plans such as: 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of a Fund's transfer agent;

- Any investor purchasing through a Columbia Management Group state tuition plan organized under Section 529 of the Internal Revenue Code; or

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

$1,000 minimum initial investment

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (CMD) (i) who holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by CMD;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by CMD;

- Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;

- Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $1,000 minimum investment requirement);

- Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; or

- Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.

      The Funds reserve the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Funds also reserve the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

[control #]                                                              [date]

            Effective March 1, 2004, the Fund is closed to both new investors and new accounts. For more information, see the section entitled "How to Buy Shares."

Columbia Small Cap Fund                 Prospectus, February 1, 2005

Class A, B and C Shares

Advised by Columbia Management Advisors, Inc.

TABLE OF CONTENTS

THE FUND                                  2

Investment Goal.........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  2
Performance History.....................  3
Your Expenses...........................  6

YOUR ACCOUNT                              8

How to Buy Shares.......................  8
Sales Charges...........................  9
How to Exchange Shares.................. 14
How to Sell Shares...................... 14
Fund Policy on Trading of Fund Shares... 15
Distribution and Service Fees........... 16
Other Information About Your Account.... 17

MANAGING THE FUND                        20

Investment Advisor...................... 20
Portfolio Manager....................... 20

FINANCIAL HIGHLIGHTS                     21

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC May Lose Value
       Insured No Bank Guarantee

The Fund

INVESTMENT GOAL

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests mainly in the common stocks of small companies that the Fund's investment advisor believes are undervalued. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies that have market capitalizations similar in size to those companies in the Russell 2000 Index. As of December 31, 2004, that index included companies with capitalizations between approximately $59 million and $6.15 billion. All market capitalizations are determined at the time of purchase. The Fund invests primarily in the common stock of U.S. issuers, but may invest up to 20% of its total assets in foreign equity securities. In selecting portfolio securities for the Fund, the advisor looks at the underlying strength of companies, their products, their competitive positions and the quality of their management. It also performs research to attempt to identify companies likely to benefit from emerging industry trends and potential market recoveries. A portfolio security may be sold if the advisor determines that it is no longer undervalued or if there has been a deterioration in the performance of the security or in the financial condition of the issuer.

      Value stocks are stocks that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds. Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may fall, or may not approach the value the advisor has placed on it.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Small- or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

      UNDERSTANDING PERFORMANCE

      Calendar Year Total Returns show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

      Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

      The Fund's returns are compared to the Russell 2000 Index, an unmanaged index that tracks the performance of the 2,000 smallest of the 3,000 largest U.S. companies based on market capitalization. The Fund's returns are also compared to the Standard & Poor's SmallCap 600 Composite Index (S&P SmallCap 600), an unmanaged index that tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P SmallCap 600 is heavily weighted with the stocks of companies with small market capitalizations. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

Calendar Year Total Returns (Class A)/(1)/

                                     [CHART]

 1995    1996    1997    1998    1999    2000   2001     2002    2003    2004
------  ------  ------  ------  ------  ------  ------  ------  ------  ------
31.49%  26.74%  31.23%  -5.38%  10.71%  16.99%  18.43%  -8.65%  38.81%  16.31%

                        For the periods shown in bar chart:
                        Best quarter: 2nd quarter 2003, +19.61%
                        Worst quarter: 3rd quarter 2002, -17.80%

(1) The calendar year total returns shown for Class A shares include the returns of Prime A Shares of the Galaxy Small Cap Value Fund (Galaxy
      Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class A shares were initially offered by the Fund. The returns shown for Class A shares also include the returns of Retail A Shares of the Galaxy Fund for periods prior to the inception of Prime A Shares (November 1, 1998). Class A shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class A shares exceed expenses paid by Retail A Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns -- for periods ended December 31, 2004

                                                               1 Year   5 Years     10 Years
Class A (%)
  Return Before Taxes                                           9.65   14.01/(1)/  16.00/(1)/
  Return After Taxes on Distributions                           8.52   12.07/(1)/  13.31/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   7.24   11.22/(1)/  12.73/(1)/

Class B (%)
  Return Before Taxes                                          10.40   14.20/(1)/  16.13/(1)/

  Return After Taxes on Distributions                           9.38   12.33/(1)/  13.49/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   7.77   11.46/(1)/  12.92/(1)/

Class C (%)
  Return Before Taxes                                          14.45   14.46/(1)/  16.14/(1)/
  Return After Taxes on Distributions                          13.43   12.60/(1)/  13.51/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares  10.41   11.70/(1)/  12.93/(1)/

Russell 2000 Index (%)                                         18.33    6.61       11.54

S&P SmallCap 600 (%)                                           22.65   11.60       14.29

(1) The average annual total returns shown include the returns of Prime A Shares (for Class A shares) and Prime B Shares (for Class B shares) of the Galaxy Fund for periods prior to November 18, 2002, the date on which Class A and Class B shares were initially offered by the Fund. The returns shown for Class A shares and Class B shares also include the returns of Retail A Shares of the Galaxy Fund (adjusted, as necessary, to reflect the sales charges applicable to Class A shares and Class B shares, respectively) for periods prior to the date of inception of Prime A and Prime B Shares (November 1, 1998). Class A and Class B shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although returns would have been lower to the extent that expenses for Class A and Class B shares exceed expenses paid by Retail A Shares. The returns shown for Class C shares include the returns of Retail B Shares of the Galaxy Fund (adjusted to reflect the sales charges applicable to Class C shares) for periods prior to November 18, 2002, the date on which Class C shares were initially offered by the Fund. The returns shown for Class C shares also include the returns of Retail A Shares of the Galaxy Fund (adjusted to reflect the sales charges applicable to Class C shares) for periods prior to the date of inception of Retail B Shares (November 1, 1998). Class C shares generally would have had substantially similar returns because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class C shares exceed expenses paid by Retail A and Retail B Shares.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

          UNDERSTANDING EXPENSES

          Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

          Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. Except as noted, the table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

         -     $10,000 initial investment

         -     5% total return for each year

         -     Fund operating expenses remain the same

         -     Reinvestment of all dividends and distributions

         -     Class B shares convert to Class A shares after eight years

Shareholder Fees/(1) /(paid directly from your investment)

                                                                        Class A        Class B       Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                5.75             0.00          0.00

Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/        5.00          1.00

Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                        /(3)/        /(3)/         /(3)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase. (3) There is a $7.50 charge for wiring sale proceeds to your bank.

Annual Fund Operating Expenses (deducted directly from Fund assets)

                                            Class A   Class B  Class C
Management fee/(1)/ (%)                    0.77        0.77     0.77

Distribution and service (12b-1) fees (%)  0.25/(2)/   1.00     1.00

Other expenses/(3)/ (%)                    0.13        0.13     0.13

Total annual fund operating expenses (%)   1.15        1.90     1.90

(1) The Fund pays a management fee of 0.70% and an administration fee of 0.07%.

(2) The Fund may pay distribution and service (12b-1) fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but will limit such fees to an aggregate of not more than 0.25% for Class A shares during the current fiscal year.

(3) Other expenses have been restated to reflect contractual changes to the transfer agency fee for the Fund effective November 1, 2003.

Example Expenses (your actual costs may be higher or lower)

Class                             1 Year 3 Years 5 Years 10 Years
Class A                            $685   $919   $1,172   $1,892

Class B: did not sell your shares  $193   $597   $1,026   $2,027
         sold all your shares at

         the end of the period     $693   $897   $1,226   $2,027

Class C: did not sell your shares  $193   $597   $1,026   $2,222
         sold all your shares
         at the end of the period  $293   $597   $1,026   $2,222

Your Account

HOW TO BUY SHARES

Effective March 1, 2004, the Fund is closed to both new investors and new accounts. Shareholders who have opened and funded an account with the Fund as of February 27, 2004 (i) may continue to make additional purchases in their accounts, (ii) may continue to reinvest dividends and capital gain distributions, and (iii) are allowed to open new accounts resulting from the transfer of existing assets in the Fund. All retirement plans that are held at the plan level and discretionary wrap programs that invest with the Fund and trade on an omnibus basis which are invested in the Fund prior to March 1, 2004, may continue to make additional investments. Certain retirement plans may require additional time to fund their accounts due to operational constraints. Those retirement plans must have chosen the Fund as an investment option prior to February 1, 2004 and must be funded by April 5, 2004 in order to continue to make additional purchases in their accounts.

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

INVESTMENT MINIMUMS
Initial Minimums
Initial Investment.......................................... $1,000
Automatic Investment Plan................................... $   50
Retirement Plan............................................. $   25

The Fund reserves the right to change these investment minimums.
The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Outlined below are the various options for buying shares:

Method             Instructions

Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York
                   Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

By check           For new accounts, send a completed application and check made
(new account)      payable to the Fund to the transfer agent, Columbia Funds
                   Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                   Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By exchange        You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for shares of the same class (and, in some cases, certain other classes) of the Fund at no additional cost. There may be an additional sales charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.

By wire You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 for wiring instructions.

By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. There may be an additional sales charge if exchanging from a money market fund. Be sure to complete the appropriate section of the account application for this feature.

By dividend        You may automatically invest dividends distributed by another
diversification    fund into the same class of shares (and, in some cases,
                   certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if exchanging from a money market fund. To invest your dividends in the Fund, call 1-800-345-6611.

SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.

      CHOOSING A SHARE CLASS

      The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

      The Fund also offers three additional classes of shares, Class T, G and Z shares, exclusively to certain institutional and other investors. Class T, G and Z shares are made available through separate prospectuses provided to eligible institutional and other investors.

Class A shares Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

   Class A Sales Charges

                                                       % of offering
                                 As a % of                 price
                                 the public   As a %    retained by
                                  offering   of your     financial
Amount purchased                   price    investment    advisor
Less than $50,000                   5.75       6.10        5.00

$50,000 to less than $100,000       4.50       4.71        3.75

$100,000 to less than $250,000      3.50       3.63        2.75

$250,000 to less than $500,000      2.50       2.56        2.00

$500,000 to less than $1,000,000    2.00       2.04        1.75

$1,000,000 or more                  0.00       0.00        0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

   Purchases Over $1 Million

Amount purchased                    Commission %
Less than $3 million                    1.00

$3 million to less than $5 million      0.80

$5 million to less than $25 million     0.50

$25 million or more                     0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

      UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

      Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.

Reduced Sales Charges for Larger Investments.

A. What are the principal ways to obtain a breakpoint discount? There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price. Statement of Intent You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.

B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

      -     Individual accounts

      -     Joint accounts

      -     Certain IRA accounts

      -     Certain trusts

      -     UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included. C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.

D. How can I obtain more information about breakpoint discounts? Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

Class B shares Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

Purchases of less than $250,000:

Class B Sales Charges

                                     % deducted when
Holding period after purchase        shares are sold
Through first year                         5.00

Through second year                        4.00

Through third year                         3.00

Through fourth year                        3.00

Through fifth year                         2.00

Through sixth year                         1.00

Longer than six years                      0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase. You can pay a lower CDSC and reduce the period during which a CDSC would apply when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation (as described above) apply, so that if the combined value of the eligible Fund accounts in all classes maintained by you and each member of your immediate family (as defined above), together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to a lower CDSC and the applicable reduced holding period, provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. This Class B share discount program for larger purchases (as further described in the charts below) is not applicable to Class B shares received by former Galaxy Fund Prime B shareholders in connection with the reorganization of the former Galaxy Fund. Purchases of $250,000 to less than $500,000:

   Class B Sales Charges

                                     % deducted when
Holding period after purchase        shares are sold
Through first year                         3.00

Through second year                        2.00

Through third year                         1.00

Longer than three years                    0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase. Purchases of $500,000 to less than $1 million:

   Class B Sales Charges

                                % deducted when
Holding period after purchase   shares are sold
Through first year                   3.00

Through second year                  2.00

Through third year                   1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or to a financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

Please see Appendix II of the Statement of Additional Information for the CDSCs and conversion schedule applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund into the Fund.

Class C shares Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

   Class C Sales Charges

                                % deducted when
Holding period after purchase   shares are sold
Through first year                    1.00

Longer than one year                  0.00

HOW TO EXCHANGE SHARES


You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

Outlined below are the various options for selling shares:

Method             Instructions

Through your       You may call your financial advisor to place your sell order.
financial advisor  To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time.
                   Your financial advisor may charge you fees for executing a redemption for you.

By exchange        You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at no additional cost. To exchange by telephone, call
                   1-800-422-3737.

By telephone       You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days.
                   The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts.
                   For details, call 1-800-799-7526.

By mail You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                   Mail your letter of instruction to Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

By systematic      You may automatically sell a specified dollar amount or
withdrawal plan    percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                   Be sure to complete the appropriate section of the account application for this feature.

By electronic You may sell shares of the Fund and request that the proceeds funds transfer be electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

DISTRIBUTION AND SERVICE FEES

Rule 12b-1 Plan The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The Fund's Board of Trustees currently limits total payments under the Rule 12b-1 plan for Class A shares to 0.25%. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account--Sales Charges" for the conversion schedules applicable to Class B shares.

Additional Intermediary Compensation In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.

OTHER INFORMATION ABOUT YOUR ACCOUNT

How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.


When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

  Types of Distributions

      Dividends      Represents interest and dividends earned from securities
                     held by the Fund, net of expenses incurred by the Fund.

      Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

            UNDERSTANDING FUND DISTRIBUTIONS

            The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Distribution Options The Fund distributes any dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund. Distribution Options

         Reinvest all distributions in additional shares of your current fund

         Reinvest all distributions in shares of another fund

         Receive dividends in cash (see options below) and reinvest capital gains

            Receive all distributions in cash (with one of the following options):

      -     send the check to your address of record

      -     send the check to a third party address

      -     transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

Managing the Fund

INVESTMENT ADVISOR

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.70% of average daily net assets of the Fund.

PORTFOLIO MANAGER

Peter Larson, a senior vice president of Columbia Management, is the manager for the Fund and has managed the Fund, including the predecessor funds, since it commenced operations in 1992. Mr. Larson has been associated with Columbia Management or its predecessors since 1963.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last six fiscal periods, which run from October 1 to September 30, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the year ended September 30, 2004 have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 and for the fiscal years ended October 31, 2002, 2001, 2000 and 1999 has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

 The Fund

                                            Year ended    Period ended
                                           September 30,  September 30,               Year ended October 31,
                                              2004/(a)/   2003/(b)(c)/        2002        2001        2000     1999/(d)/
                                               Class A      Class A         Class A     Class A     Class A     Class A
                                           ------------- ---------------  -----------  ----------  ----------  ---------
Net asset value --
Beginning of period ($)                      15.30           12.64        14.05        14.33       13.04        13.59
--------------------------------------------------------------------------------------------------------------------------
Income from Investment
Operations ($):
  Net investment income (loss)               (0.07)/(e)/     (0.04)/(e)/  (0.03)/(e)/   0.02/(e)/   0.05/(e)/    0.03
  Net realized and unrealized gain
   (loss) on investments                      2.75            3.35        (0.07)        1.61        2.64         0.73
--------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations             2.68            3.31        (0.10)        1.63        2.69         0.76
--------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
to Shareholders ($):
  From net investment income                    --              --           --        (0.04)      (0.04)       (0.04)
  From net realized gains                    (0.44)          (0.65)       (1.31)       (1.87)      (1.36)       (1.27)
--------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to
  Shareholders                               (0.44)          (0.65)       (1.31)       (1.91)      (1.40)       (1.31)
--------------------------------------------------------------------------------------------------------------------------
Net asset value --
End of period ($)                            17.54           15.30        12.64        14.05       14.33       (13.04)
--------------------------------------------------------------------------------------------------------------------------
 Total return (%)/(f)(g)/                    17.73           27.25/(h)/   (1.73)       12.87       22.26        (5.80)
--------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(i)/                               1.15            1.24/(j)/    1.29         1.23        1.16         1.18
  Net investment income (loss)/(i)/          (0.40)          (0.28)/(j)/  (0.19)        0.17        0.36         0.26
  Waiver/reimbursement                          --/(k)/       0.02/(j)/    0.01         0.04        0.16         0.22
 Portfolio turnover rate (%)                    26              19/(h)/      23           46          43           42
  Net assets, end of period (000's) ($)     211,502          57,462          210          168         189          175

(a) On October 13, 2003, the Liberty Small Cap Fund was renamed the Columbia Small Cap Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 18, 2002, the Galaxy Small Cap Value Fund, Prime A shares were redesignated Liberty Small Cap Fund, Class A shares.

(d)   The Fund began offering Prime A shares on November 1, 1998.

(e) Per share data was calculated using average shares outstanding during the period.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(h)   Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

(k)   Rounds to less than 0.01%.

                                                Year ended     Period ended
                                              September 30,   September 30,               Year ended October 31,
                                                 2004/(a)/     2003/(b)(c)/      2002         2001        2000      1999/(d)/
                                                  Class B         Class B      Class B      Class B      Class B    Class B
                                              -------------   -------------  -----------  -----------  -----------  --------
Net asset value --
Beginning of period ($)                         14.75           12.31        13.82        14.19        12.98        13.59
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations ($):
  Net investment income (loss)                  (0.19)/(e)/     (0.15)/(e)/  (0.14)/(e)/  (0.10)/(e)/  (0.05)/(e)/  (0.05)
  Net realized and unrealized (gain) loss
   on investments                                2.67            3.24        (0.06)        1.60         2.62         0.71
---------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                2.48            3.09        (0.20)        1.50         2.57         0.66
---------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
to Shareholders ($):
  From net realized gains                       (0.34)          (0.65)       (1.31)       (1.87)       (1.36)       (1.27)
---------------------------------------------------------------------------------------------------------------------------
Net asset value --
End of period ($)                               16.89           14.75        12.31        13.82        14.19        12.98
---------------------------------------------------------------------------------------------------------------------------
 Total return (%)/(f)(g)/                       16.96           26.14/(h)/   (2.55)       11.91        21.46         4.96
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(i)/                                  1.90            2.10/(j)/    2.12         2.08         1.93         1.93
  Net investment loss/(i)/                      (1.15)          (1.14)/(j)/  (1.02)       (0.68)       (0.41)       (0.49)
  Waiver/reimbursement                             --/(k)/       0.02/(j)/    0.01         0.07         0.53         0.56
 Portfolio turnover rate (%)                       26              19/(h)/      23           46           43           42
 Net assets, end of period (000's) ($)         40,170          11,122          282          198          170          190

(a) On October 13, 2003, the Liberty Small Cap Fund was renamed the Columbia Small Cap Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 18, 2002, the Galaxy Small Cap Value Fund, Prime B shares were redesignated Liberty Small Cap Fund, Class B shares.

(d)   The Fund began offering Prime B shares on November 1, 1998.

(e) Per share data was calculated using average shares outstanding during the period.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(h)   Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

(k)   Rounds to less than 0.01%.

                                                        Year ended     Period ended
                                                       September 30,   September 30,
                                                         2004/(a)/     2003/(b)(c)/
                                                           Class C        Class C
                                                       -------------   -------------
Net asset value --
Beginning of period ($)                                  14.77          12.55
-----------------------------------------------------------------------------------
Income from Investment Operations ($):
  Net investment income (loss)                           (0.19)         (0.14)
  Net realized and unrealized gain on investments         2.67           3.01
-----------------------------------------------------------------------------------
 Total from Investment Operations                         2.48           2.87
-----------------------------------------------------------------------------------
Less Distributions Declared
to Shareholders:
  From net realized gains                                (0.34)         (0.65)
-----------------------------------------------------------------------------------

Net asset value --
End of period (%)                                        16.91          14.77
-----------------------------------------------------------------------------------
 Total return (%)/(e)(f)/                                16.94          23.90/(g)/
-----------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data (%):
  Expenses/(h)/                                           1.90           2.03/(i)/
  Net investment income (loss)/(h)/                      (1.15)         (1.10)/(i)/
  Waiver/reimbursement                                      --/(j)/      0.02/(i)/
 Portfolio turnover rate(%)                                 26             19/(g)/
 Net assets, end of period (000's)($)                   64,686         12,670

(a) On October 13, 2003, the Liberty Small Cap Fund was renamed the Columbia Small Cap Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) Class C shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

(j)   Rounds to less than 0.01%.

FOR MORE INFORMATION

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:
Public Reference Room

Securities and Exchange Commission
 Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Columbia Funds Trust XI: 811-4978

-     Columbia Small Cap Fund

[LOGO] ColumbiaFunds

      A Member of Columbia Management Group

      (C) 2005 Columbia Funds Distributor, Inc.
          One Financial Center, Boston, MA 02111-2621
          800.426.3750 www.columbiafunds.com

                                                               702-01/071U-0105

      Effective March 1, 2004, the Fund is closed to both new investors and new accounts. For more information, see the section entitled "How to Buy Shares."

Columbia Small Cap Fund                 Prospectus, February 1, 2005

Class Z Shares

Advised by Columbia Management Advisors, Inc.

TABLE OF CONTENTS

THE FUND                                      2

Investment Goal.........................      2
Principal Investment Strategies.........      2
Principal Investment Risks..............      2
Performance History.....................      3
Your Expenses...........................      5

YOUR ACCOUNT                                  7

How to Buy Shares.......................      7
Eligible Investors......................      8
Sales Charges...........................      9
How to Exchange Shares..................      9
How to Sell Shares......................      9
Fund Policy on Trading of Fund Shares...     10
Intermediary Compensation...............     11
Other Information About Your Account....     12

MANAGING THE FUND                            14

Investment Advisor......................     14
Portfolio Manager.......................     14

FINANCIAL HIGHLIGHTS                         15

Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC  May Lose Value
       Insured   No Bank Guarantee

The Fund

INVESTMENT GOAL

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests mainly in the common stocks of small companies that the Fund's investment advisor believes are undervalued. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies that have market capitalizations similar in size to those companies in the Russell 2000 Index. As of December 31, 2004, that index included companies with capitalizations between approximately $59 million and $6.15 billion. All market capitalizations are determined at the time of purchase. The Fund invests primarily in the common stock of U.S. issuers, but may invest up to 20% of its total assets in foreign equity securities. In selecting portfolio securities for the Fund, the advisor looks at the underlying strength of companies, their products, their competitive positions and the quality of their management. It also performs research to attempt to identify companies likely to benefit from emerging industry trends and potential market recoveries. A portfolio security may be sold if the advisor determines that it is no longer undervalued or if there has been a deterioration in the performance of the security or in the financial condition of the issuer.

            Value stocks are stocks that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.
In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds. Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may fall, or may not approach the value the advisor has placed on it.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Small- or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

            UNDERSTANDING PERFORMANCE

            Calendar Year Total Returns show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

            Average Annual Total Returns are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

            The Fund's returns are compared to the Russell 2000 Index, an unmanaged index that tracks the performance of the 2,000 smallest of the 3,000 largest U.S. companies based on market capitalization. The Fund's returns are also compared to the Standard & Poor's SmallCap 600 Composite Index (S&P SmallCap 600), an unmanaged index that tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P SmallCap 600 is heavily weighted with the stocks of companies with small market capitalizations. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

Calendar Year Total Returns (Class Z)/(1)/

                                    [CHART]

1995     1996    1997    1998    1999    2000    2001    2002    2003    2004
----     ----    ----    ----    ----    ----    ----    ----    ----    ----
31.79%  27.19%  31.67%  -5.22%  10.82%   17.17%  18.90%  -8.23%  39.14%  16.55%

                     For the periods shown in bar chart:
                     Best quarter: 2nd quarter 2003, +19.60%
                     Worst quarter: 3rd quarter 2002, -17.74%

(1) The calendar year total returns shown for Class Z shares include the returns of Trust Shares of the Galaxy Small Cap Value Fund (Galaxy Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund. The returns for Class Z shares also include the returns of Trust shares of the Small Cap portfolio of The Shawmut Funds (Shawmut Fund), the predecessor to the Galaxy Fund, for periods prior to December 4, 1995.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 Average Annual Total Returns -- for periods ended December 31, 2004

                                                                 1 Year    5 Years     10 Years

Class Z (%)
  Return Before Taxes                                             16.55   15.70/(1)/  17.00/(1)/
  Return After Taxes on Distributions                             15.29   13.65/(1)/  14.20/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares     11.80   12.67/(1)/  13.59/(1)/

Russell 2000 Index (%)                                            18.33    6.61       11.54

S&P SmallCap 600 (%)                                              22.65   11.60       14.29

(1) The average annual total returns shown include returns of Trust Shares of the Galaxy Fund for periods prior to November 18, 2002, and returns of Trust shares of the Shawmut Fund for periods prior to December 4, 1995.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

            UNDERSTANDING EXPENSES

            Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

            Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

            -     $10,000 initial investment

            -     5% total return for each year

            -     Fund operating expenses remain the same

            -     Reinvestment of all dividends and distributions

Shareholder Fees/(1) /(paid directly from your investment)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                 0.00

Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)   0.00

Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                     /(2)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)   There is a $7.50 charge for wiring sale proceeds to your bank.

Annual Fund Operating Expenses (deducted directly from Fund assets)

Management fee/(1)/ (%)                      0.77

Distribution and service (12b-1) fees (%)    0.00

Other expenses/(2)/ (%)                      0.13
                                             ----
Total annual fund operating expenses (%)     0.90

(1) The Fund pays a management fee of 0.70% and an administration fee of 0.07%.

(2) Other expenses have been restated to reflect contractual changes to the transfer agency fee for the Fund effective November 1, 2003.

Example Expenses (your actual costs may be higher or lower)

1 Year       3 Years        5 Years        10 Years
 $92           $287           $498          $1,108

Your Account

HOW TO BUY SHARES

Effective March 1, 2004, the Fund is closed to both new investors and new accounts. Shareholders who have opened and funded an account with the Fund as of February 27, 2004 (i) may continue to make additional purchases in their accounts, (ii) may continue to reinvest dividends and capital gain distributions, and (iii) are allowed to open new accounts resulting from the transfer of existing assets in the Fund. All retirement plans that are held at the plan level and discretionary wrap programs that invest with the Fund and trade on an omnibus basis which are invested in the Fund prior to March 1, 2004, may continue to make additional investments. Certain retirement plans may require additional time to fund their accounts due to operational constraints. Those retirement plans must have chosen the Fund as an investment option prior to February 1, 2004 and must be funded by April 5, 2004 in order to continue to make additional purchases in their accounts.

When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

 Outlined below are the various options for buying shares:

Method             Instructions

Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York
                   Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

By check           For new accounts, send a completed application and check
(new account)      made payable to the Fund to Columbia Funds Services, Inc.,
                   P.O. Box 8081, Boston, MA 02266-8081.

By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                   Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By exchange        You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for shares of the same class of the Fund at no additional cost.
                   To exchange by telephone, call 1-800-422-3737. Please see
                   "How to Exchange Shares" for more information.

By wire You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 for wiring instructions.

By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.

By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares of the Fund at
                   no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.

ELIGIBLE INVESTORS

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

      - Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by Columbia Funds Distributor, Inc.;

      - Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Funds Distributor, Inc.; and

      - Any employee (or family member of an employee) of former FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment

      - Clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and

      - Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

      - Any client of Fleet National Bank or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet National Bank or the subsidiary);

      - A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from Columbia Funds Distributor, Inc. or through a third-party broker-dealer;

      - Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

      - Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual

            Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

The Fund reserves the right to change the criteria for Eligible Investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $50 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

SALES CHARGES

Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

            CHOOSING A SHARE CLASS

            The Fund offers one class of shares in this prospectus -- Class Z.

            The Fund also offers five additional classes of shares -- Class A, B, C, T and G shares are available through separate prospectuses. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

HOW TO EXCHANGE SHARES

You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES

You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

 Outlined below are the various options for selling shares:

Method            Instructions

Through your       You may call your financial advisor to place your sell
financial advisor  order. To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees for executing a redemption for you.

 By exchange       You or your financial advisor may sell shares of the Fund by exchanging from the Fund into Class Z shares or Class A shares (only if Class Z is not offered) of another fund distributed by Columbia Funds Distributor, Inc. at no additional cost. To exchange by telephone, call
                   1-800-422-3737.

 By telephone      You or your financial advisor may sell shares of the Fund
                   by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.

 By mail You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611. Mail your letter of instruction to Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

 By wire You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

 By systematic     You may automatically sell a specified dollar amount or
 withdrawal plan   percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

By electronic      You may sell shares of the Fund and request that the
funds transfer     proceeds be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to the frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

Your Account

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

INTERMEDIARY COMPENSATION

The distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.

OTHER INFORMATION ABOUT YOUR ACCOUNT

How the Fund's Share Price is Determined The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for Class Z shares.

Your Account

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

   Dividends       Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.

   Capital gains   Represents net long-term capital gains on sales of
                   securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

            UNDERSTANDING FUND DISTRIBUTIONS

            The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Distribution Options The Fund distributes any dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

 Distribution Options

            Reinvest all distributions in additional shares of your current fund

            Reinvest all distributions in shares of another fund

            Receive dividends in cash (see options below) and reinvest capital gains

            Receive all distributions in cash (with one of the following options):

         -     send the check to your address of record

         -     send the check to a third party address

         -     transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

Managing the Fund

INVESTMENT ADVISOR

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group,

Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.70% of average daily net assets of the Fund.

PORTFOLIO MANAGER

Peter Larson, a senior vice president of Columbia Management, is the manager for the Fund and has managed the Fund, including the predecessor funds, since it commenced operations in 1992. Mr. Larson has been associated with Columbia Management or its predecessors since 1963.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the last six fiscal periods, which run from October 1 to September 30, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the year ended September 30, 2004 have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 and for the fiscal years ended October 31, 2002, 2001, 2000 and 1999 has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

The Fund

                                       Year ended       Period ended
                                      September 30,     September 30,                            Year ended October 31,
                                        2004/(a)/       2003/(b)(c)/        2002            2001          2000           1999
                                         Class Z           Class Z        Class Z         Class Z        Class Z        Class Z
                                     --------------     -------------     -------         --------       -------        -------
Net asset value --
Beginning of period ($)                    15.45            12.75           14.11            14.38         13.07          13.61
                                       ---------          -------         -------          -------       -------        -------

Income from Investment Operations
($):
  Net investment income (loss)             (0.03)/(d)/       0.02/(d)/       0.03/(d)/        0.07/(d)/     0.08/(d)/      0.05
  Net realized and unrealized
   gain (loss) on investments               2.80             3.34           (0.07)            1.60          2.65           0.74
                                       ---------          -------         -------          -------       -------        -------

Total from Investment Operations            2.77             3.36           (0.04)            1.67          2.73           0.79
                                       ---------          -------         -------          -------       -------        -------

Less Distributions Declared
to Shareholders ($):
  From net investment income                  --            (0.01)          (0.01)           (0.07)        (0.06)         (0.06)
  From net realized capital gains          (0.49)           (0.65)          (1.31)           (1.87)        (1.36)         (1.27)
                                       ---------          -------         -------          -------       -------        -------

Total Distributions Declared to
  Shareholders                             (0.49)           (0.66)          (1.32)           (1.94)        (1.42)         (1.33)
                                       ---------          -------         -------          -------       -------        -------

Net asset value --
End of period ($)                          17.73            15.45           12.75            14.11         14.38          13.07
                                       ---------          -------         -------          -------       -------        -------

Total return (%)/(e)/                      18.12/(f)/       27.44/(f)(g)/   (1.26)/(f)/      13.20         22.62           6.02
                                       ---------          -------         -------          -------       -------        -------

Ratios to Average Net
Assets/Supplemental Data (%):
  Expenses/(h)/                             0.90             0.92/(i)/       0.90             0.92          0.94           0.97
  Net investment income/(h)/               (0.15)            0.14/(i)/       0.20             0.48          0.58           0.47
  Waiver/reimbursement                        --/(j)/        0.02/(i)/       0.01               --            --             --
Portfolio turnover rate (%)                   26               19/(g)/         23               46            43             42
Net assets, end of period (000's)
  ($)                                  1,101,312          789,666         485,197          425,687       332,703        255,268

(a) On October 13, 2003, the Liberty Small Cap Fund was renamed the Columbia Small Cap Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 18, 2002, the Galaxy Small Cap Value Fund, Trust shares were redesignated Liberty Small Cap Fund, Class Z shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e)   Total return at net asset value assuming all distributions reinvested.

(f) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

(j)   Rounds to less than 0.01%.

FOR MORE INFORMATION

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus. The Statement of Additional Information and the Fund's website (www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:
Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Columbia Funds Trust XI: 811-4978

-     Columbia Small Cap Fund

[LOGO] ColumbiaFunds

          A Member of Columbia Management Group

          (C)2005 Columbia Funds Distributor, Inc.
          One Financial Center, Boston, MA 02111-2621
          800.426.3750 www.columbiafunds.com

                                                                702-01/072U-0105

      Effective March 1, 2004, the Fund is closed to both new investors and new accounts. For more information, see the section entitled "How to Buy Shares."

Columbia Small Cap Fund                 Prospectus, February 1, 2005

Class T and G Shares

Advised by Columbia Management Advisors, Inc.

TABLE OF CONTENTS

THE FUND                                  2

Investment Goal.........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  2
Performance History.....................  3
Your Expenses...........................  5

YOUR ACCOUNT                              7

How to Buy Shares.......................  7
Sales Charges...........................  8
How to Exchange Shares.................. 11
How to Sell Shares...................... 11
Fund Policy on Trading of Fund Shares... 12
Distribution and Service Fees........... 13
Other Information About Your Account.... 14

MANAGING THE FUND                        17

Investment Advisor...................... 17
Portfolio Manager....................... 17

FINANCIAL HIGHLIGHTS                     18

Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds). Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO]  Not FDIC    May Lose Value
        Insured     No Bank Guarantee

The Fund

INVESTMENT GOAL

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests mainly in the common stocks of small companies that the Fund's investment advisor believes are undervalued. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies that have market capitalizations similar in size to those companies in the Russell 2000 Index. As of December 31, 2004, that index included companies with capitalizations between approximately $59 million and $6.15 billion. All market capitalizations are determined at the time of purchase. The Fund invests primarily in the common stock of U.S. issuers, but may invest up to 20% of its total assets in foreign equity securities. In selecting portfolio securities for the Fund, the advisor looks at the underlying strength of companies, their products, their competitive positions and the quality of their management. It also performs research to attempt to identify companies likely to benefit from emerging industry trends and potential market recoveries. A portfolio security may be sold if the advisor determines that it is no longer undervalued or if there has been a deterioration in the performance of the security or in the financial condition of the issuer.

      Value stocks are stocks that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds. Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time.

Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may fall, or may not approach the value the advisor has placed on it.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Small- or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class T shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class T and G shares, including sales charges, compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

      UNDERSTANDING PERFORMANCE

      Calendar Year Total Returns show the Fund's Class T share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

      Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

      The Fund's returns are compared to the Russell 2000 Index, an unmanaged index that tracks the performance of the 2,000 smallest of the 3,000 largest U.S. companies based on market capitalization. The Fund's returns are also compared to the Standard & Poor's SmallCap 600 Composite Index (S&P SmallCap 600), an unmanaged index that tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P SmallCap 600 is heavily weighted with the stocks of companies with small market capitalizations. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

 Calendar Year Total Returns (Class T)/(1)/

                                    [CHART]

 1995    1996    1997    1998    1999    2000    2001    2002    2003   2004
------  ------  ------  ------  ------  ------  ------  ------  ------  -----
31.49%  26.74%  31.23%  -5.66%  10.45%  16.61%  18.29%  -8.63%  38.58%  16.20%

                  For the periods shown in bar chart:
                  Best quarter: 2nd quarter 2003, +19.52%
                  Worst quarter: 3rd quarter 2002, -17.80%

(1) The calendar year total returns shown for Class T shares include the returns of Retail A Shares of the Galaxy Small Cap Value Fund (Galaxy
      Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class T shares were initially offered by the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns -- for periods ended December 31, 2004

                                                               1 Year   5 Years     10 Years
                                                               ------   -------     --------
Class T (%)
  Return Before Taxes                                           9.49   13.84/(1)/  15.86/(1)/
  Return After Taxes on Distributions                           8.37   11.94/(1)/  13.19/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   7.14   11.10/(1)/  12.62/(1)/
                                                                ----   -----       -----
Class G (%)
  Return Before Taxes                                          10.50   13.99/(1)/  16.06/(1)/
  Return After Taxes on Distributions                           9.47   12.10/(1)/  13.42/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   7.85   11.26/(1)/  12.85/(1)/
                                                               -----   -----       -----
Russell 2000 Index (%)                                         18.33    6.61       11.54
                                                               -----   -----       -----
S&P SmallCap 600 (%)                                           22.65   11.60       14.29

(1) The average annual total returns shown include the returns of Retail A Shares (for Class T shares) and Retail B Shares (for Class G shares) of the Galaxy Fund for periods prior to November 18, 2002, the date on which Class T and Class G shares were initially offered by the Fund. The returns shown for Class G shares also include the returns of Retail A Shares (adjusted to reflect the sales charges applicable to Class G shares) for periods prior to the inception of Retail B Shares of the Galaxy Fund (November 1, 1998). Retail A Shares were initially offered on February 12, 1993. Class G shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class G shares exceed expenses paid by Retail A Shares.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

      UNDERSTANDING EXPENSES

      Sales Charges are paid directly by shareholders to Columbia
      Funds Distributor, Inc., the Fund's distributor.

      Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees, shareholder service fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

      Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. Except as noted, the table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

      -     $10,000 initial investment

      -     5% total return for each year

      -     Fund operating expenses remain the same

      -     Reinvestment of all dividends and distributions

      -     Class G shares convert to Class T shares after eight years

The Fund

 Shareholder Fees/(1) /(paid directly from your investment)

                                                                       Class T   Class G
                                                                       --------  -------
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                5.75       0.00
                                                                       ----       ----
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/  5.00
                                                                       ----       ----
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                      /(3)/    /(3)/
                                                                       ----       ----

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 18 months of purchase.

(3) There is a $7.50 charge for wiring sale proceeds to your bank. Annual Fund Operating Expenses (deducted directly from Fund assets)

                                           Class T    Class G
                                           -------    -------
Management fee/(1)/ (%)                    0.77       0.77
Distribution and service (12b-1) fees (%)  0.00       0.95/(2)/
Other expenses/(4)/ (%)                    0.43/(3)/  0.13
                                           ----       ----
Total annual fund operating expenses (%)   1.20       1.85

(1) The Fund pays a management fee of 0.70% and an administration fee of 0.07%.

(2) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate of not more than 0.95% during the current fiscal year.

(3) The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative services), but will limit such fees to an aggregate fee of not more than 0.30% during the current fiscal year.

(4) Other expenses have been restated to reflect contractual changes to the transfer agency fee for the Fund effective November 1, 2003.

Example Expenses (your actual costs may be higher or lower)

Class                             1 Year  3 Years  5 Years  10 Years
-----                             ------  -------  -------  --------
Class T                            $690    $934    $1,197    $1,946
                                   ----    ----    ------    ------
Class G: did not sell your shares  $188    $582    $1,001    $1,999
         sold all your shares at
         the end of the period     $688    $982    $1,301    $1,999

Your Account

HOW TO BUY SHARES

Effective March 1, 2004, the Fund is closed to both new investors and new accounts. Shareholders who have opened and funded an account with the Fund as of February 27, 2004 (i) may continue to make additional purchases in their accounts, (ii) may continue to reinvest dividends and capital gain distributions, and (iii) are allowed to open new accounts resulting from the transfer of existing assets in the Fund. All retirement plans that are held at the plan level and discretionary wrap programs that invest with the Fund and trade on an omnibus basis which are invested in the Fund prior to March 1, 2004, may continue to make additional investments. Certain retirement plans may require additional time to fund their accounts due to operational constraints. Those retirement plans must have chosen the Fund as an investment option prior to February 1, 2004 and must be funded by April 5, 2004 in order to continue to make additional purchases in their accounts.

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

INVESTMENT MINIMUMS

Initial Minimums:
Initial Investment..........................................  $1,000
Automatic Investment Plan...................................  $   50
Retirement Plan.............................................  $   25

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

 Outlined below are the various options for buying shares:

Method             Instructions

Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York
                   Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                   Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging Class T or Class G shares you own in a different fund distributed by Columbia
                   Funds Distributor, Inc. for shares of the same class (and, in some cases, certain other classes) of the Fund at no additional cost. There may be an additional sales charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.

By wire You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 for wiring instructions.

By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. There may be an additional sales charge if exchanging from a money market fund. Be sure to complete the appropriate section of the account application for this feature.

By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares (and, in some
                   cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if exchanging from a money market fund. To invest your dividends in the Fund, call 1-800-345-6611.

SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.

Class T shares Your purchases of Class T shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class T shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

Class T Sales Charges

                                                         % of offering
                                  As a % of                   price
                                  the public    As a %     retained by
                                   offering    of your      financial
Amount purchased                    price     investment     advisor
----------------                    -----     ----------     -------
Less than $50,000                    5.75        6.10         5.00
                                     ----        ----         ----
$50,000 to less than $100,000        4.50        4.71         3.75
                                     ----        ----         ----
$100,000 to less than $250,000       3.50        3.63         2.75
                                     ----        ----         ----
$250,000 to less than $500,000       2.50        2.56         2.00
                                     ----        ----         ----
$500,000 to less than $1,000,000     2.00        2.04         1.75
                                     ----        ----         ----
$1,000,000 or more                   0.00        0.00         0.00

Class T shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class T share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class T share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

 Purchases Over $1 Million

Amount purchased                      Commission %
----------------                      ------------
Less than $3 million                     1.00
                                         ----
$3 million to less than $5 million       0.80
                                         ----
$5 million to less than $25 million      0.50
                                         ----
$25 million or more                      0.25

The commission to financial advisors for Class T share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

      UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

      Certain investments in Class T and G shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.

Reduced Sales Charges for Larger Investments.

A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class T shares of the Fund and other funds in the Columbia family of funds.

Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price. Statement of Intent You also may pay a lower sales charge when purchasing Class T shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.

B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

    -  Individual accounts

    -  Joint accounts

    -  Certain IRA accounts

    -  Certain trusts

    -  UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.

C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.

D. How can I obtain more information about breakpoint discounts?

Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

Class G shares Your purchases of Class G shares are at Class G's net asset value. Class G shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class G shares as described in the chart below.

Class G Sales Charges

                              % deducted when
Holding period after purchase shares are sold
   Through first year              5.00
                                   ----
   Through second year             4.00
                                   ----
   Through third year              4.00
                                   ----
   Through fourth year             4.00
                                   ----
   Through fifth year              3.00
                                   ----
   Through sixth year              2.00
                                   ----
   Through seventh year            1.00
                                   ----
   Longer than seven years         0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class T shares occurs eight years after purchase.

Please see the Statement of Additional Information for the CDSCs and conversion schedules applicable to Class G shares received in exchange for Retail B Shares of the Galaxy Fund purchased or acquired prior to January 1, 2001.

HOW TO EXCHANGE SHARES

You may exchange your Class T shares for Class A or Class T shares, and may exchange your Class G shares for Class B or Class G shares, of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Class A or Class B shares acquired upon exchange of Class T and Class G shares may not be further exchanged back into Class T or Class G shares unless you continue to hold Class T or Class G shares. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

 Outlined below are the various options for selling shares:

Method             Instructions

Through your       You may call your financial advisor to place your sell order.
financial advisor  To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time.
                   Your financial advisor may charge you fees for executing a redemption for you.

By exchange        You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (or Class
                   A and Class B shares, for Class T and Class G shares, respectively) of another fund distributed by Columbia Funds
                   Distributor, Inc. at no additional cost. To exchange by telephone, call 1-800-422-3737.

By telephone       You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.

By mail You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.
                   Mail your letter of instruction to Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

By systematic      You may automatically sell a specified dollar amount or
withdrawal plan    percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                   Be sure to complete the appropriate section of the account application for this feature.

By electronic You may sell shares of the Fund and request that the proceeds funds transfer be electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia

Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

DISTRIBUTION AND SERVICE FEES

The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class G shares and certain services provided to you by your financial advisor. The annual fees for shareholder liaison services and administration support may equal up to 0.50% for Class G shares. The annual distribution fee may equal up to 0.65% for Class G shares. The Fund does not intend to pay more than a total of 0.95% for Class G shares in distribution and shareholder service fees during the current fiscal year. The Fund has also adopted a plan that permits it to pay for certain services provided to Class T shareholders by their financial advisor. The annual service fee may equal up to 0.50% for Class T shares. The Fund does not intend to pay more than 0.30% for Class T shares in shareholder service fees during the current fiscal year. The foregoing fees are paid out of the assets of the relevant class. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class G shares automatically convert to Class T shares after a certain number of years, eliminating a portion of these fees upon conversion. Conversion may occur six or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account--Sales Charges" or the Statement of Additional Information for the conversion schedules applicable to Class G shares.

Additional Intermediary Compensation In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.

OTHER INFORMATION ABOUT YOUR ACCOUNT

How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for any class of shares offered by the Fund.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

   Dividends       Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.

   Capital gains Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

      UNDERSTANDING FUND DISTRIBUTIONS

      The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Distribution Options The Fund distributes any dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

 Distribution Options

    Reinvest all distributions in additional shares of your current fund

    Reinvest all distributions in shares of another fund

    Receive dividends in cash (see options below) and reinvest capital gains

    Receive all distributions in cash (with one of the following options):

  -  send the check to your address of record

  -  send the check to a third party address

  -  transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

Managing the Fund

INVESTMENT ADVISOR

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor; Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.70% of average daily net assets of the Fund.

PORTFOLIO MANAGER

Peter Larson, a senior vice president of Columbia Management, is the manager for the Fund and has managed the Fund, including the predecessor funds, since it commenced operations in 1992. Mr. Larson has been associated with Columbia Management or its predecessors since 1963.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last six fiscal periods, which run from October 1 to September 30, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the year ended September 30, 2004 have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 and for the fiscal years ended October 31, 2002, 2001, 2000 and 1999 has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

The Fund

                                              Year ended       Period ended
                                             September 30,     September 30,                       Year ended October 31,
                                               2004/(a)/       2003/(b)(c)/          2002            2001          2000
                                                Class T           Class T          Class T         Class T         Class T
                                             -------------    --------------    -------------  ---------------  -----------
 Net asset value --
 Beginning of period ($)                        15.16           12.55             13.96          14.25           12.98
                                              -------         -------           -------        -------          ------
 Income from Investment Operations ($):
   Net investment income (loss)                 (0.08)/(d)/     (0.03)/(d)/       (0.03)/(d)/       --/(d)(e)/    0.01/(d)/
   Net realized and unrealized gain (loss)
    on investments                               2.74            3.29             (0.07)          1.59            2.63
                                              -------         -------           -------        -------          ------
   Total from Investment Operations              2.66            3.26             (0.10)          1.59            2.64
                                              -------         -------           -------        -------          ------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                      --              --                --          (0.01)          (0.01)
   From net realized gains                      (0.42)          (0.65)            (1.31)         (1.87)          (1.36)
                                              -------         -------           -------        -------          ------
  Total Distributions Declared to
   Shareholders                                 (0.42)          (0.65)            (1.31)         (1.88)          (1.37)
                                              -------         -------           -------        -------          ------
 Net asset value --
 End of period ($)                              17.40           15.16             12.55          13.96           14.25
                                              -------         -------           -------        -------          ------
  Total return (%)/(f)/                         17.73/(g)/      27.03/(g)(h)/     (1.75)/(g)/    12.66           21.96/(g)/
                                              -------         -------           -------        -------          ------
 Ratios to Average Net Assets/
 Supplemental Data (%):
   Expenses/(i)/                                 1.21            1.34/(j)/         1.33           1.42            1.44
   Net investment income (loss)/(i)/            (0.45)          (0.26)/(j)/       (0.23)         (0.02)           0.08
   Waiver/reimbursement                            --/(k)/       0.02/(j)/         0.01             --            0.11
  Portfolio turnover rate (%)                      26              19/(h)/           23             46              43
  Net assets, end of period (000's) ($)       146,752         134,455           115,468        100,159          87,457

                                              1999
                                             Class T
                                             -------
Net asset value --
Beginning of period ($)                      13.53
                                            ------
Income from Investment Operations ($):
  Net investment income (loss)                0.02
  Net realized and unrealized gain (loss)
   on investments                             0.73
                                            ------
  Total from Investment Operations            0.75
                                            ------
Less Distributions Declared
to Shareholders ($):
  From net investment income                 (0.03)
  From net realized gains                    (1.27)
                                            ------
 Total Distributions Declared to
  Shareholders                               (1.30)
                                            ------
Net asset value --
End of period ($)                            12.98
                                            ------
 Total return (%)/(f)/                        5.68/(g)/
                                            ------
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(i)/                               1.31
  Net investment income (loss)/(i)/           0.13
  Waiver/reimbursement                        0.28
 Portfolio turnover rate (%)                    42
 Net assets, end of period (000's) ($)      80,870

(a) On October 13, 2003, the Liberty Small Cap Fund was renamed the Columbia Small Cap Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 18, 2002, the Galaxy Small Cap Value Fund, Retail A shares were redesignated Liberty Small Cap Fund, Class T shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e)   Rounds to less than $0.01 per share.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

(h)   Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

(k)   Rounds to less than 0.01%.

                                             Year ended       Period ended
                                            September 30,    September 30,                   Year ended October 31,
                                              2004/(a)/       2003/(b)(c)/        2002         2001         2000      1999/(d)/
                                               Class G           Class G         Class G      Class G      Class G     Class G
                                            -------------    --------------    -----------  -----------  -----------  ----------
Net asset value --
Beginning of period ($)                       14.63           12.22            13.72        14.13        12.96        13.59
                                             ------          ------            -----        -----        -----        -----
Income from Investment Operations ($):
  Net investment income (loss)                (0.18)/(e)/     (0.12)/(e)/      (0.14)/(e)/  (0.11)/(e)/  (0.10)/(e)/  (0.04)
  Net realized and unrealized gain (loss)
   on investments                              2.64            3.18            (0.05)        1.57         2.63         0.68
                                             ------          ------            -----        -----        -----        -----
 Total from Investment Operations              2.46            3.06            (0.19)        1.46         2.53         0.64
                                             ------          ------            -----        -----        -----        -----
Less Distributions Declared
to Shareholders ($):
  From net realized gains                     (0.34)          (0.65)           (1.31)       (1.87)       (1.36)       (1.27)
                                             ------          ------            -----        -----        -----        -----
Net asset value --
End of period ($)                             16.75           14.63            12.22        13.72        14.13        12.96
                                             ------          ------            -----        -----        -----        -----
 Total return (%)/(f)/                        16.97/(g)/      26.09/(g)(h)/    (2.49)/(g)/  11.73        21.06/(g)/    4.80/(g)/
                                             ------          ------            -----        -----        -----        -----
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(i)/                                1.87            2.10/(j)/        2.12         2.21         2.23         2.10
  Net investment loss/(i)/                    (1.11)          (1.03)/(j)/      (1.02)       (0.80)       (0.71)       (0.66)
  Waiver/reimbursement                           --/(k)/       0.02/(j)/        0.01           --         0.18         0.78
 Portfolio turnover rate (%)                     26              19/(h)/          23           46           43           42
 Net assets, end of period (000's) ($)       10,952          10,353            9,046        5,278        2,838        1,637

(a) On October 13, 2003, the Liberty Small Cap Fund was renamed the Columbia Small Cap Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 18, 2002, the Galaxy Small Cap Value Fund, Retail B shares were redesignated Liberty Small Cap Fund, Class G shares.

(d)   The Fund began offering Retail B shares on November 1, 1998.

(e) Per share data was calculated using average shares outstanding during the period.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced

(h)   Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

(k)   Rounds to less than 0.01%.

FOR MORE INFORMATION

- Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus. The Statement of Additional Information and the Fund's website (www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Columbia Funds Trust XI: 811-4978

-     Columbia Small Cap Fund

[LOGO] ColumbiaFunds

      A Member of Columbia Management Group

      (C) 2005 Columbia Funds Distributor, Inc.
      One Financial Center, Boston, MA 02111-2621
      800.426.3750 www.columbiafunds.com

                         COLUMBIA ASSET ALLOCATION FUND
                         COLUMBIA LARGE CAP GROWTH FUND
                         COLUMBIA DISCIPLINED VALUE FUND
                           COLUMBIA COMMON STOCK FUND
                          COLUMBIA SMALL CAP CORE FUND
                       COLUMBIA SMALL COMPANY EQUITY FUND
                          COLUMBIA DIVIDEND INCOME FUND

                        SERIES OF COLUMBIA FUNDS TRUST XI
                       STATEMENT OF ADDITIONAL INFORMATION
                             _________________, 2005

This Statement of Additional Information ("SAI") contains information which may be useful to investors but which is not included in the Prospectuses of Columbia Asset Allocation Fund, Columbia Large Cap Growth Fund, Columbia Disciplined Value Fund, Columbia Common Stock Fund, Columbia Small Cap Core Fund, Columbia Small Company Equity Fund and Columbia Dividend Income Fund (each a "Fund" and collectively, the "Funds"). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of a Fund dated _________, 2006, as applicable. This SAI should be read together with a Fund's Prospectus and the most recent Annual Report dated September 30, 2004, and Semiannual Report dated March 31, 2005 of Columbia Asset Allocation Fund, Columbia Large Cap Growth Fund, Columbia Disciplined Value Fund, Columbia Common Stock Fund, Columbia Small Cap Core Fund, Columbia Small Company Equity Fund, and Columbia Dividend Income Fund, as applicable, each a series of Columbia Funds Trust XI, the predecessors to the Funds (each a "Predecessor Fund" and collectively, the "Predecessor Funds"). Investors may obtain a free copy of a Prospectus and the Annual Report and Semiannual Report from Columbia Management Distributor, Inc. ("CMD"), One Financial Center, Boston, MA 02111-2621, or by calling 1-800-426-3750. The financial statements and Report of Independent Registered Public Accounting Firm appearing in the Predecessor Fund's September 30, 2004 Annual Report and the financial statements appearing in the Predecessor Fund's March 31, 2005 Semiannual Report are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by CMD generally and additional information about certain securities and investment techniques described in the Funds' Prospectuses.

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
PART 1
Definitions                                                                   b
Organization and History                                                      b
Investment Goal and Policies                                                  b
Fundamental and Non-Fundamental Investment Policies                           c
Portfolio Turnover                                                            h
Fund Charges and Expenses                                                     i
Custodian of the Funds                                                       oo
Independent Registered Public Accounting Firm of the Funds                   oo

PART 2
Miscellaneous Investment Practices                                            1
Taxes                                                                        21
Additional Tax Matters Concerning Trust Shares                               26
Management of the Funds                                                      28
Determination of Net Asset Value                                             40
How to Buy Shares                                                            42
Special Purchase Programs/Investor Services                                  45
Programs for Reducing or Eliminating Sales Charges                           47
How to Sell Shares                                                           49
Distributions                                                                53
How to Exchange Shares                                                       54
Suspension of Redemptions                                                    54
Shareholder Liability                                                        54
Shareholder Meetings                                                         54


                                        a

Appendix I                                                                   56
Appendix II                                                                  61
SUP-39/88447-0705

                         COLUMBIA ASSET ALLOCATION FUND
                         COLUMBIA LARGE CAP GROWTH FUND
                         COLUMBIA DISCIPLINED VALUE FUND
                           COLUMBIA COMMON STOCK FUND
                          COLUMBIA SMALL CAP CORE FUND
                       COLUMBIA SMALL COMPANY EQUITY FUND
                          COLUMBIA DIVIDEND INCOME FUND

                       STATEMENT OF ADDITIONAL INFORMATION
                             _________________, 2005

DEFINITIONS

"Asset Allocation Fund" or "Fund"           Columbia Asset Allocation Fund
"Growth Fund" or "Fund"                     Columbia Large Cap Growth Fund
"Value Fund" or "Fund"                      Columbia Disciplined Value Fund
"Common Stock Fund" or "Fund"               Columbia Common Stock Fund
"Small Cap Fund" or "Fund"                  Columbia Small Cap Core Fund
"Small Company Fund" or "Fund"              Columbia Small Company Equity Fund
"Dividend Fund" or "Fund"                   Columbia Dividend Income Fund
"Predecessor Fund" or "Predecessor Funds"   See below under "Organization and History"
"Trust"                                     Columbia Funds Series Trust I
"Advisor"                                   Columbia Management Advisors, Inc., the Funds' investment advisor
"CMD"                                       Columbia Management Distributor, Inc., the Funds' distributor
"CMS"                                       Columbia Management Services, Inc., the Funds' shareholder services and transfer agent

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1987. Each Fund is an open-end diversified management investment company representing the entire interest in a separate series of the Trust. Each Fund commenced investment operations as a series of the Trust on _________, 2006. Prior to ________, 2006 (the "Fund Reorganization Date"), each Fund was organized as a series of Columbia Funds Trust XI, a Massachusetts business trust (the "Predecessor Fund"). The Predecessor Fund to the Asset Allocation Fund commenced operations on December 30, 1991; the Predecessor Fund to the Growth Fund commenced operations on December 14, 1990; the Predecessor Fund to the Value Fund commenced operations on September 1, 1988; the Predecessor Fund to the Small Company Fund commenced operations on December 30, 1991; the Predecessor Fund to the Dividend Fund commenced operations on March 4, 1998; the Predecessor Fund to the Common Stock Fund commenced operations on December 14, 1992; and the Predecessor Fund to the Small Cap Fund commenced operations on December 14, 1992. The information provided for the Fund in this SAI for periods prior to the Fund Reorganization Date relates to the Predecessor Fund. The Trust changed its name from "Liberty-Stein Roe Funds Municipal Trust" to "Columbia Funds Trust IX" effective October 13, 2003. Effective ______, 2005, the name of the Trust was changed from "Columbia Funds Trust IX" to its current name.

INVESTMENT GOAL AND POLICIES

Each Prospectus describes the investment goal and investment strategies and risks of each Fund to which it pertains. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Funds. Part 2 contains, among other things, additional information about the following securities and investment techniques that may be utilized by the Funds, unless otherwise noted, subject to any restrictions described in Part 1 of this SAI:

     Custody Receipts and Trust Certificates (the Asset Allocation Fund only) Short-Term Trading
     Small Companies (the Small Cap and Small Company Funds only)
     Common Stock, Preferred Stock and Warrants
     Foreign Securities
     Other Investment Companies


                                        b

     Money Market Instruments
     Securities Loans
     Forward Commitments
        "When-Issued" Securities (theCommon Stock, Dividend and Small Cap Funds
         only)
        "Delayed Delivery" Securities (the Common Stock, Dividend and Small Cap
         Funds only)
     Mortgage Dollar Rolls (the Asset Allocation Fund only)
     REITs
     Mortgage-Backed Securities (the Asset Allocation Fund only)
     Non-Agency Mortgage-Backed Securities (the Asset Allocation Fund only) Asset-Backed Securities (the Asset Allocation Fund only)
     Repurchase Agreements
     Reverse Repurchase Agreements
     Options on Securities
     Futures Contracts and Related Options
     Swap Agreements (Swaps, Caps, Collars and Floors)
     Foreign Currency Transactions
     Rule 144A Securities
     Variable and Floating Rate Obligations
     Convertible Securities
     Yankee Obligations
     American, European, Continental and Global Depositary Receipts
        (except that only the Common Stock, Small Cap and Dividend Funds may invest in GDRs)

Except as indicated below under "Fundamental and Non-Fundamental Investment Policies," the Funds' investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES

In addition to each Fund's investment goal as stated in its Prospectuses, the following investment limitations are matters of fundamental policy and may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of its outstanding shares. A "vote of the holders of a majority of the outstanding shares" of a particular Fund means the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of such Fund, or (b) 67% or more of the shares of such Fund present at a meeting if more than 50% of the outstanding shares of such Fund are represented at the meeting in person or by proxy.

Each of the Asset Allocation Fund, Common Stock Fund, Dividend Fund, Value Fund, Growth Fund, Small Cap Fund and Small Company Fund may not:

1. Underwrite any issue of securities issued by other persons within the meaning of the Securities Act of 1933, as amended (the "1933 Act") except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.

2. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

3. Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation,


                                        c
     assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

NON-FUNDAMENTAL INVESTMENT POLICIES

The following investment limitation with respect to the Funds may be changed by the Board of Trustees without shareholder approval:

8. A Fund may not sell securities short, maintain a short position, or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

The following investment limitations with respect to the Asset Allocation Fund, Dividend Fund, Value Fund, Growth Fund and Small Company Fund may be changed by the Board of Trustees without shareholder approval:

9. A Fund may not write or sell put options, call options, straddles, spreads or any combination thereof except that (i) each of the Value Fund, Growth Fund and Small Company Fund may, to the extent consistent with its investment objective and policies, write covered call options and purchase and sell other options, and (ii) the Asset Allocation Fund and the Dividend Fund may buy and sell options, including without limit buying or writing puts and calls, based on any type of security, index or currency, including options on foreign exchanges and options not traded on exchanges to the extent permitted by its investment objective and policies.

10. A Fund may not purchase securities of companies for the purpose of exercising control.

11. A Fund may not purchase securities of other investment companies except as permitted by the 1940 Act, except that the Dividend Fund may, from time to time, on a temporary basis, invest exclusively in one other investment company similar to the Fund.

The following investment limitation with respect to the Asset Allocation Fund, Dividend Fund, Value Fund, Growth Fund and Small Company Fund may be changed by the Board of Trustees without shareholder approval:

12. A Fund may not invest more than 15% of its net assets in illiquid securities.

The following investment limitations with respect to the Common Stock Fund and Small Cap Fund may be changed by the Board of Trustees without shareholder approval:

13. The Funds may not invest more than 15% of their respective net assets in securities subject to restrictions on resale under the Securities Act of 1933 (except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain securities which meet the criteria for liquidity as established by the Board of Trustees).

14. Each Fund will limit its investments in other investment companies to not more than 3% of the total outstanding voting stock of any investment company; will invest no more than 5% of its total assets in any one investment company; and will invest no more than 10% of its total assets in investment companies in general. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization or acquisition of assets.

15. The Funds will purchase the securities of other investment companies only in open market transactions involving only customary broker's commissions. It should be noted that investment companies incur certain expenses such as management fees, and therefore any investment by a Fund in shares of another investment company would be subject to such duplicate expenses.

16. Neither Fund may purchase or retain the securities of any issuer if the officers and Trustees of the Trust or the Advisor, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.

17. Neither Fund may purchase or sell interests in oil, gas, or mineral exploration or development programs or leases; except that the Funds may


                                        d
     purchase the securities of issuers which invest in or sponsor such programs.

18. Neither Fund may purchase put options on securities, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.

19. Neither Fund may write call options on securities, unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. Neither Fund may write call options in excess of 5% of the value of its total assets.

20. Neither Fund will invest more than 15% of the value of its respective net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, and certain securities not determined by the Board of Trustees to be liquid.

21. Neither Fund may invest in companies for the purpose of exercising management or control.

22. Neither Fund may invest more than 5% of its net assets in warrants. No more than 2% of this 5% may be warrants which are not listed on the New York Stock Exchange.

With respect to Investment Limitation No. 11 above, the 1940 Act currently prohibits a Fund, subject to certain exceptions, from acquiring the securities of other investment companies if, as a result of such acquisition, (a) the Fund owns more than 3% of the total outstanding voting stock of the investment company; (b) securities issued by any one investment company represent more than 5% of the total assets of the Fund; or (c) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

Each Fund may purchase restricted securities, which are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under the federal securities laws. Certain restricted securities may be considered liquid pursuant to guidelines established by the Board of Trustees. To the extent restricted securities are deemed illiquid, each Fund will limit its purchase, together with other securities considered to be illiquid, to 15% of its net assets.

Each of the Growth Fund and Small Company Fund may purchase put options and call options on securities and securities indices. Neither of these Funds may purchase options unless immediately after any such transaction the aggregate amount of premiums paid for put or call options does not exceed 5% of its total assets.

Each of the Value Fund, Growth Fund and Small Company Fund may engage in writing covered call options and may enter into closing purchase transactions with respect to such options. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. The aggregate value of the securities subject to such options written by these Funds may not exceed 25% of the value of such Fund's net assets.

Each of the Asset Allocation Fund, Common Stock Fund, Dividend Fund and Small Cap Fund may buy and sell options and futures contracts to manage their exposure to changing interest rates, security prices and currency exchange rates. These Funds may invest in options and futures based on any type of security, index, or currency, including options and futures based on foreign exchanges and options not traded on exchanges. These Funds will not hedge more than 20% of their respective total assets (10% of net assets with respect to the Asset Allocation
Fund) by selling futures, buying puts, and writing calls under normal conditions. These Funds will not buy futures or write puts whose underlying value exceeds 20% of their respective total assets (10% of net assets with respect to the Asset Allocation Fund), and will not buy calls with a value exceeding 5% of their respective total assets. These Funds may utilize stock index futures contracts, options, swap agreements, indexed securities, and options on futures contracts for the purposes of managing cash flows into and out of their respective portfolios and potentially reducing transaction costs, subject to the limitation that the value of these futures contracts, swap agreements, indexed securities, and options will not exceed 20% of the Funds' respective total assets (10% of net assets with respect to the Asset Allocation
Fund). These Funds will not purchase put options to the extent that more than 5% of the value of their respective total assets would be invested in premiums on open put option positions. In addition, these Funds do not intend to invest more than 5% of the market value of their respective total assets in each of the following: futures contracts, swap agreements, and indexed securities. When one of these Funds enters into a swap agreement, liquid assets of the Fund equal to the value of the swap agreement will be segregated by that Fund. These Funds may not use stock index futures contracts and options for speculative purposes.

As a means of reducing fluctuations in the net asset value of shares of the Asset Allocation Fund, Large Cap Fund, Dividend Fund and Small Cap Fund, the Funds may attempt to hedge all or a portion of their respective portfolios through the purchase of listed put options on stocks, stock indices and stock index futures contracts. These options will be used as a form of forward pricing to protect portfolio securities against decreases in value resulting from market factors, such as an anticipated increase in interest rates.


                                        e

The Asset Allocation Fund, Common Stock Fund, Dividend Fund and Small Cap Fund may only: (1) buy listed put options on stock indices and stock index futures contracts; (2) buy listed put options on securities held in their respective portfolios; and (3) sell listed call options either on securities held in their respective portfolios or on securities which they have the right to obtain without payment of further consideration (or have segregated cash in the amount of any such additional consideration). Each of these Funds will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed or expired. Each of these Funds may also enter into stock index futures contracts. A stock index futures contract is a bilateral agreement which obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of trading of the contract and the price at which the agreement is originally made. There is no physical delivery of the stocks constituting the index, and no price is paid upon entering into a futures contract.

None of the Asset Allocation Fund, Common Stock Fund, Dividend Fund and Small Cap Fund will enter into futures contracts if, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of its total assets. Further, these Funds will enter into stock index futures contracts only for bona fide hedging purposes or such other purposes permitted under Part 4 of the regulations promulgated by the Commodity Futures Trading Commission. Also, these Funds may not enter into stock index futures contracts and options to the extent that the value of such contracts would exceed 20% of the Fund's total net assets and may not purchase put options to the extent that more than 5% of the value of (10% of net assets with respect to the Asset Allocation Fund) the Fund's total assets would be invested in premiums on open put option positions.

As one way of managing their exposure to different types of investments, the Asset Allocation Fund, Common Stock Fund, Dividend Fund and Small Cap Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors.

Each Fund may buy and sell securities denominated in currencies other than the U.S. dollar, and may receive interest, dividends and sale proceeds in currencies other than the U.S. dollar. The Funds from time to time may enter into foreign currency exchange transactions to convert the U.S. dollar to foreign currencies, to convert foreign currencies to the U.S. dollar and to convert foreign currencies to other foreign currencies.

Each of the Asset Allocation Fund, Value Fund, Growth Fund, Small Cap Fund and Small Company Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. Country funds have portfolios consisting primarily of securities of issuers located in one foreign country. The Funds may invest in other investment companies primarily for the purpose of investing their short-term cash which has not yet been invested in other portfolio instruments. However, from time to time, on a temporary basis, each of the Common Stock Fund, Dividend Fund and Small Cap Fund may invest exclusively in one other investment company similar to the respective Fund.

All debt obligations, including convertible bonds, purchased by the Asset Allocation Fund, Dividend Fund, Value Fund, Growth Fund and Small Company Equity Fund are rated investment grade by Moody's (Aaa, Aa, A and Baa) or S&P (AAA, AA, A and BBB), or, if not rated, are determined to be of comparable quality by the Advisor. Debt securities rated Baa by Moody's or BBB by S&P are generally considered to be investment grade securities although they have speculative characteristics and changes in economic conditions or circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated debt obligations.

The Common Stock Fund and Small Cap Fund may purchase convertible bonds rated Ba or higher by Moody's or BB or higher by S&P or Fitch at the time of investment. Short-term money market instruments purchased by the Common Stock Fund and Small Cap Fund must be rated in one of the top two rating categories by a nationally recognized statistical rating agency, such as Moody's, S&P or Fitch.

Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Trustees or the Advisor may determine that it is appropriate for a Fund to continue to hold the obligation if retention is in accordance with the interests of the particular Fund and applicable regulations of the Securities and Exchange Commission ("SEC"). However, each Fund will sell promptly any security that is not rated investment grade by either S&P or Moody's if such securities exceed 5% of the Fund's net assets.

Loans of portfolio securities by the Funds will generally be short-term (except in the case of the Common Stock Fund and Small Cap Fund, which may loan their securities on a long-term or short-term basis or both), will be made only to borrowers deemed by the Advisor to be of good standing and only when, in the Advisor's judgment, the income to be earned from the loan justifies the attendant risks. The Funds currently intend to limit the lending of their portfolio securities so that, at any given time, securities loaned by a Fund represent not more than one-third of the value of its total assets.

Each Fund will invest no more than 10% of its net assets in REITs.


                                        f

Except as stated otherwise, if a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to borrowings, if a Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

Each Fund may follow non-fundamental operating policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectuses and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act.

ASSET ALLOCATION FUND

The Asset Allocation Fund may invest up to 25% of its net assets in foreign securities. Such foreign investments may be made directly, by purchasing securities issued or guaranteed by foreign corporations, banks or governments (or their political subdivisions or instrumentalities) or by supranational banks or other organizations, or indirectly, by purchasing American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") (EDRs are also known as Continental Depositary Receipts ("CDRs")). Examples of supranational banks include the International Bank for Reconstruction and Development ("World Bank"), the Asian Development Bank and the InterAmerican Development Bank. Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that those commitments will be undertaken or met in the future. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI. The Fund may also invest in dollar-denominated high quality debt obligations of U.S. corporations issued outside the United States. The Fund may also buy and sell options and futures contracts, utilize stock index futures contracts, options, swap agreements, indexed securities and options or futures contracts, purchase asset-backed and mortgage-backed securities and enter into foreign currency exchange contracts.

GROWTH FUND

Under normal circumstances, the Growth Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broadly diversified portfolio of equity securities, primarily common stocks and securities that can be converted into common stocks. Convertible securities purchased by the Growth Fund may include both debt securities and preferred stock. By investing in convertible securities, the Fund will seek the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible. See "Convertible Securities" in
Part 2 of this SAI. The Fund may also invest in common stock warrants.

The Fund may invest up to 20% of its total assets in foreign securities, either directly or indirectly through the purchase of ADRs, EDRs and CDRs. In addition, the Fund may invest in securities issued by foreign branches of U.S. banks and foreign banks. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI. The Fund may also purchase put options and call options and write covered call options. See "Options on Securities" in Part 2 of this SAI.

VALUE FUND

Under normal circumstances, the Value Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, preferred stock (including convertible preferred stock) and debt securities convertible into common stock, mainly those that the Advisor believes to be undervalued. Debt securities convertible into common stock are purchased primarily during periods of relative market instability and are acquired principally for income with the potential for appreciation being a secondary consideration. See "Convertible Securities" in Part 2 of this SAI.

The Fund may also invest up to 20% of its total assets in foreign securities, either directly or indirectly through ADRs, EDRs and CDRs. In addition, the Fund may invest in securities issued by foreign branches of U.S. banks and foreign banks. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI. The Fund may also write covered call options. See "Options on Securities" in Part 2 of this SAI.

COMMON STOCK FUND

Under normal market conditions, the Common Stock Fund will invest at least 80% of its total assets in common stocks, preferred stocks, common stock warrants and securities convertible into common stock. The Fund may purchase convertible securities, including convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. See "Convertible Securities" in
Part 2 of this SAI. The Fund may also buy and sell options and futures contracts and utilize stock index futures contracts, options, swap agreements, indexed securities, and options on futures contracts. See "Options on Securities" and "Futures Contracts and Related Options" in Part 2 of this SAI.

The Fund may invest up to 20% of its total assets in securities of foreign issuers which are freely traded on United States securities exchanges or in


                                        g
the over-the-counter market in the form of ADRs, EDRs, CDRs and Global Depositary Receipts ("GDRs"). Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Fund will not invest in the securities of foreign issuers if any such risk appears to the Advisor to be substantial. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI.

SMALL CAP FUND

Under normal circumstances, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies that have market capitalizations similar in size to those companies in the Russell 2000 Index. In addition to common stocks, the Small Cap Fund may purchase convertible securities, including convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. See "Convertible Securities" in
Part 2 of this SAI. The Fund may also buy and sell options and futures contracts and utilize stock index futures contracts, options, swap agreements, indexed securities, and options on futures contracts. See "Options on Securities" and "Futures Contracts and Related Options" in Part 2 of this SAI.

The Fund may invest up to 20% of its total assets in securities of foreign issuers which are freely traded on U.S. securities exchanges or in the over-the-counter market in the form of ADRs, EDRs, CDRs and GDRs. Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any such risk appears to the Advisor to be substantial. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI.

SMALL COMPANY FUND

In addition to common stocks, the Small Company Fund may invest in preferred stock, securities convertible into common stock, rights and warrants. Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in stocks of companies that have market capitalizations similar in size to those companies in the Russell 2000 Growth Index. The Fund may invest up to 20% of its total assets in foreign securities, either directly or indirectly through ADRs, EDRs and CDRs. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI.

The Fund may purchase put options and call options and write covered call options as a hedge against changes resulting from market conditions and in the value of the securities held in the Fund or which it intends to purchase and where the transactions are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund. See "Options on Securities" in
Part 2 of this SAI.

DIVIDEND FUND

Under normal circumstances, the Dividend Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of income-producing (dividend-paying) equity securities, which will consist primarily of common stocks but may also include preferred stocks and convertible securities. The Fund may invest up to 20% of its net assets in debt securities, including lower-quality debt securities. The Fund may invest up to 20% of its total assets in foreign securities, either directly or indirectly through ADRs, EDRs, CDRs and GDRs. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI. The Fund may also buy and sell options and futures contracts and utilize stock index futures contracts, options, swap agreements, indexed securities and options on futures contracts. See "Options on Securities" and "Futures Contracts and Related Options" in Part 2 of this SAI.

PORTFOLIO TURNOVER

Portfolio turnover is included in the Prospectuses under "Financial Highlights." Each Fund may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with the Fund's investment goal. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover may cause the Funds to realize capital gains which, if realized and distributed by the Funds, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds.

For the Asset Allocation Fund, during the fiscal year ending September 30, 2004, the turnover decreased from 122% in the prior year to 75%. Part of the decrease was due to the restructuring of the Fund to a broadly diversified portfolio in the 2002-2003 fiscal year. We expect that prospectively turnover will generally range between 75% and 125%.

For the Growth Fund, during the fiscal year ending September 30, 2004, the Fund experienced a higher rate of portfolio turnover than during the previous fiscal year. This was due largely to volatility in individual stocks and opportunities to take advantage of inefficiently priced stocks.


                                        h

For the Value Fund, during the fiscal year ending September 30, 2004, the Fund experienced a higher rate of portfolio turnover than during the previous fiscal year. This was due largely to increased opportunities in the equity market in 2004. We expect that prospectively turnover will generally range between 80% and 100%.

For the Common Stock Fund, during the fiscal year ending September 30, 2004, the Fund experienced a higher rate of portfolio turnover than during the previous fiscal year. This was due largely to change in portfolio management. We expect that prospectively turnover will generally range between 50% and 80%.

For the Small Company Equity Fund, during the fiscal year ending September 30, 2004, the turnover decreased from 123% in the prior year to 54%. Part of the decrease was due to changes in portfolio managers. We expect that prospectively turnover will generally range between 90% and 120%.

FUND CHARGES AND EXPENSES

Effective February 9, 2005, under the Funds' management contracts, each Fund (excluding the Small Cap Fund and the Small Company Fund) pays the Advisor a monthly fee based on the average daily net assets of the Fund at the annual rate of:

                   FEE     ASSET     FEE        ASSET       FEE     ASSET     FEE     ASSET     FEE     ASSET     FEE     ASSET
     FUND          RATE    LEVEL     RATE       LEVEL       RATE    LEVEL     RATE    LEVEL     RATE    LEVEL     RATE    LEVEL
---------------   -----   -------   -----   -------------  -----   -------   -----   -------   -----   -------   -----   -------
Columbia Large    0.700%  Less      0.575%  $200 million   0.450%  Net
Cap Growth Fund           than              to $500                assets
                          $200              million                in
                          million                                  excess
                                                                   of $500

Columbia          0.700%  Less      0.650%  $500 million   0.600%  $1        0.550%  $1.5      0.530%  $3        0.510%  Greater
Common Stock              than              to $1 billion          billion           billion           billion           than
Fund                      $500                                     to $1.5           to $3             to $6             $6
                          million                                  billion           billion           billion           billion

Columbia          0.700%  Less      0.650%  $500 million   0.600%  $1        0.550%  $1.5      0.530%  $3        0.510%  Greater
Disciplined               than              to $1 billion          billion           billion           billion           than
Value Fund                $500                                     to $1.5           to $3             to $6             $6
                          million                                  billion           billion           billion           billion

Columbia          0.700%  Less      0.650%  $500 million   0.600%  $1        0.550%  $1.5      0.530%  $3        0.510%  Greater
Dividend                  than              to $1 billion          billion           billion           billion           than
Income Fund               $500                                     to $1.5           to $3             to $6             $6
                          million                                  billion           billion           billion           billion

Columbia Asset    0.650%  Less      0.600%  $500 million   0.550%  $1        0.500%  $1.5      0.480%  $3        0.460%  Greater
Allocation Fund           than              to $1 billion          billion           billion           billion           than
                          $500                                     to $1.5           to $3             to $6             $6
                          million                                  billion           billion           billion           billion

Previously, the Advisor had, with respect to the period from November 1, 2004 to February 9, 2005, waived a portion of its fees, so that it retained fees at the rates shown above.

As of November 1, 2003, the Board of Trustees approved a management fee structure for the Funds, excluding the Small Company Fund, as follows: 0.75% of the first $500 million of average daily net assets, plus 0.70% of the next $500 million of average daily net assets, plus 0.65% of the next $500 million of average daily net assets, plus 0.60% of the next $500 million of average daily net assets, plus 0.55% of average daily net assets in excess of $2 billion. Prior to November 1, 2003, the Advisor was entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of each Fund.

As of November 1, 2003, the management fee structure for the Small Company Fund is as follows: 0.75% of the first $500 million of average daily net assets, plus 0.70% of the next $500 million of average daily net assets, plus 0.65% of average daily net assets in excess of $1 billion.

As of November 1, 2003, the Advisor no longer waives its advisory fees payable to it by the Funds.

Under the administration agreement for each Fund (other than the Growth Fund), the Fund pays the Advisor a monthly fee at the annual rate of 0.067% of the average daily net assets of the Fund. Prior to November 26, 2002, the administration agreement was computed daily and paid monthly at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by Galaxy, 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0525% of the next $9 billion of combined average daily net assets and 0.05% of combined average daily net assets in excess of $30 billion.

Effective November 1, 2004, the Growth Fund pays the Advisor under its administration agreement a fee at the annual rate of 0.10% of the average daily net assets of the Fund. Prior to November 1, 2004, the Growth Fund paid fees under its administration agreement at the rate set forth in the immediately preceding paragraph.

The Advisor is responsible for providing accounting and bookkeeping services to the Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (outsourcing agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the outsourcing agreement.

Under its pricing and bookkeeping agreement with the Funds, the Advisor receives from the Funds an annual fee based on the average daily net assets of each Fund as follows: $25,000 under $50 million; $35,000 of $50 million but less than $200 million; $50,000 of $200 million but less than $500 million; $85,000 of $500 million but less than $1 billion and $125,000 in excess of $1 billion. The annual fees for a Fund with more than 25% in non-domestic assets will be 150% of the annual fees described above. In addition to the above-referenced fees, each Fund pays an additional $10,000 per annum. Notwithstanding the above, for each of the Funds, the Advisor waives fees payable to it under the agreement by $500 per month.

Under the shareholders' servicing and transfer agency fee arrangement between CMS and the Funds, each Fund pays the following fees:

          An annual open account fee of $28 per open account plus a Fund's allocated share of reimbursement for the out-of-pocket expenses of CMS.

Prior to November 1, 2003, the Fund paid a shareholders' servicing and transfer agency fee to CMS as follows:

     -    A new account set up charge of $5.00 per account; plus

     - An account maintenance fee for each open non-networked account of $14.00 per annum and for each networked account in the amount of $100,000 accounts or less of $11.00 per annum and each networked account in the amount of over $100,000 accounts of $8.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

     - An account fee for each closed account in the amount of $100,000 or less of $14.00 per annum and each closed account in the amount of 1 over $100,000 of $11.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

     - The Fund's allocated share of CMS's out-of-pocket expenses reasonably incurred by CMS in performing its duties and responsibilities pursuant to this arrangement.

There is a minimum annual fee per Fund of $5,000.

PFPC Inc. ("PFPC"), located at 4400 Computer Drive, Westborough, Massachusetts 01581-5108, served as the administrator (until July 2002) and transfer and dividend disbursing agent (until July 2002) for the Funds. PFPC also provided pricing and bookkeeping services to the Funds (until July 2002) and continued to provide certain of these pricing and bookkeeping services until November 2002. PFPC is an indirect majority-owned subsidiary of PNC Bank Corp.


                                        j

RECENT FEES PAID TO THE ADVISOR, PFPC AND OTHER SERVICE PROVIDERS (DOLLARS IN THOUSANDS)

The following tables present recent fees paid to the Advisor, PFPC and other service providers by the Funds.

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
ASSET ALLOCATION FUND(A)                          2005            2004              2003(b)            2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                     $3,448             $3,366            $4,135
Administration fee                                                  308                301               362
Bookkeeping fee                                                     149                138               115
Shareholder service and transfer agent fee                          N/A              1,235             1,111
   Transfer Agent fee (A Shares)                                      5                N/A               N/A
   Transfer Agent fee (B Shares)                                      9                N/A               N/A
   Transfer Agent fee (C Shares)                                      1                N/A               N/A
   Transfer Agent fee (G Shares)                                    127                N/A               N/A
   Transfer Agent fee (T Shares)                                    469                N/A               N/A
   Transfer Agent fee (Z Shares)                                    509                N/A               N/A
   Service fee (A Shares)                                             5                  1                 0
   Service fee (B Shares)                                            10                  2                 1
   Service fee (C Shares)                                             1                 (c)              N/A
   Service fee (G Shares)                                           150                180               277
   Service fee (T Shares)                                           576                507               723
   Distribution fee (A Shares)                                      N/A                  0                (c)
   Distribution fee (B Shares)                                       29                  7                 3
   Distribution fee (C Shares)                                        3                  1               N/A
   Distribution fee (G Shares)                                      325                394               613
Fees and expenses waived or reimbursed by
   the Advisor                                                      (12)               (36)              (33)
Fees waived by CMD (Class G)                                          0                  0               (23)
Fees waived by CMS                                                  N/A                  0               (20)

(a) On November 18, 2002, the Galaxy Asset Allocation Fund, Prime A shares were redesignated Class A shares, the Galaxy Asset Allocation Fund, Prime B shares were redesignated Class B shares, the Galaxy Asset Allocation Fund, Retail B shares were redesignated Class G shares and the Galaxy Asset Allocation Fund, Retail A shares were redesignated Class T shares. Class C shares were initially offered on November 18, 2002.

(b) The Asset Allocation Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c)  Rounds to less than one.


                                        k

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
GROWTH FUND(A)                                    2005            2004              2003(b)            2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                     $7,132             $6,438            $9,319
Administration fee                                                  657                575               816
Bookkeeping fee                                                     112                 87               132
Shareholder service and transfer agent fee                          N/A              1,942               872
   Transfer Agent fee (A Shares)                                      6                N/A               N/A
   Transfer Agent fee (B Shares)                                      5                N/A               N/A
   Transfer Agent fee (C Shares)                                      1                N/A               N/A
   Transfer Agent fee (G Shares)                                    120                N/A               N/A
   Transfer Agent fee (T Shares)                                    490                N/A               N/A
   Transfer Agent fee (Z Shares)                                  1,302                N/A               N/A
   Service fee (A Shares)                                             8                  1                 0
   Service fee (B Shares)                                             6                  1               684
   Service fee (C Shares)                                             2                502               N/A
   Service fee (G Shares)                                           160                166               252
   Service fee (T Shares)                                           718                622                 0
   Distribution fee (A Shares)                                      N/A                  0                 1
   Distribution fee (B Shares)                                       18                  4                 2
   Distribution fee (C Shares)                                        5                  2               N/A
   Distribution fee (G Shares)                                      346                359               558
Fees and expenses waived or reimbursed by
   the Advisor                                                      (21)              (200)             (541)
Fees waived by CMD (Class G)                                        N/A                  0               (26)
Fees waived by CMS                                                  N/A                  0               (90)

(a) On November 18, 2002, the Galaxy Equity Growth Fund, Prime A shares were redesignated Class A shares., the Galaxy Equity Growth Fund, Prime B shares were redesignated Class B shares, the Galaxy Equity Growth Fund, Retail B shares were redesignated Class G shares and the Galaxy Equity Growth Fund, Retail A shares were redesignated Class T shares. Class C shares were initially offered on November 18, 2002.

(b) The Equity Growth Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c)  Rounds to less than one.


                                        l

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
VALUE FUND                                        2005            2004              2003(a)            2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                     $3,109             $2,267            $2,892
Administration fee                                                  278                202               253
Bookkeeping fee                                                      57                 53                64
Shareholder service and transfer agent fee                          N/A                675               481
   Transfer Agent fee (A Shares)                                      3                N/A               N/A
   Transfer Agent fee (B Shares)                                      2                N/A               N/A
   Transfer Agent fee (C Shares)                                     (g)               N/A               N/A
   Transfer Agent fee (G Shares)                                     21                N/A               N/A
   Transfer Agent fee (T Shares)                                    252                N/A               N/A
   Transfer Agent fee (Z Shares)                                    464                N/A               N/A
   Service fee (A Shares)                                             4                  1                (b)
   Service fee (B Shares)                                             4                 (g)               (c)
   Service fee (C Shares)                                             1                 (g)               (d)
   Service fee (G Shares)(e)                                         29                 41                71
   Service fee (T Shares)(f)                                        409                329                 0
   Distribution fee (B Shares)                                       11                  1                (c)
   Distribution fee (C Shares)                                        2                 (g)               (d)
   Distribution fee (G Shares)(e)                                    62                 89               160
Fees and expenses waived or reimbursed by
   the Advisor                                                        0                  0                (6)
Fees waived by CMD (Class G)                                        N/A                  0                 0
Fees waived by CMS                                                  N/A                (59)                0

(a) The Value Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b)  Class A shares were initially offered on November 25, 2002.

(c)  Class B shares were initially offered on November 25, 2002.

(d)  Class C shares were initially offered on November 25, 2002.

(e) On November 25, 2002, the Galaxy Equity Value Fund, Retail B shares were redesignated Class G shares.

(f) On November 25, 2002, the Galaxy Equity Value Fund, Retail A shares were redesignated Class T shares.

(g)  Rounds to less than one.


                                        m

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
COMMON STOCK FUND(A)                              2005            2004             2003(b)             2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                     $3,150             3,311             $5,470
Advisory fee waiver                                                 N/A               N/A               (115)
Administration fee                                                  281               297                479
Bookkeeping fee                                                      57               N/A                N/A
Shareholder service and transfer agent fee                          N/A                13                667
   Transfer Agent fee (A Shares)                                     20               N/A                N/A
   Transfer Agent fee (B Shares)                                      7               N/A                N/A
   Transfer Agent fee (C Shares)                                      1               N/A                N/A
   Transfer Agent fee (G Shares)                                     66               N/A                N/A
   Transfer Agent fee (T Shares)                                    424               N/A                N/A
   Transfer Agent fee (Z Shares)                                    354               N/A                N/A
   Distribution fee (Class A )                                      N/A               N/A                 (c)
   Distribution fee (Class B)                                        24                 4                  1
   Distribution fee (Class G)                                       156               208                290
   Distribution fee (Class C)                                         3                 1                N/A
   Service fee (Class A)                                             23               N/A                N/A
   Service fee (Class B)                                              8                 1                 (c)
   Service fee (Class G)                                             71                95                130
   Service fee (Class C)                                              1                (c)               N/A
   Service fee (Class T)                                            575               484                N/A
Fees waived by CMS                                                  N/A                 0                  0
(Class A)                                                            (c)              N/A                N/A
(Class B)                                                            (c)              N/A                N/A
(Class C)                                                           (cg)              N/A                N/A
(Class T)                                                            (6)              N/A                N/A
(Class G)                                                            (5)              N/A                N/A
(Class Z)                                                            (6)              N/A                N/A

(a) On November 18, 2002, the Galaxy Common Stock Fund, Prime A shares were redesignated Class A shares, the Galaxy Common Stock Fund, Prime B shares were redesignated Class B shares, the Galaxy Common Stock Fund, Retail B shares were redesignated Class G shares and the Galaxy Common Stock Fund, Retail A shares were redesignated Class T shares. Class C shares were initially offered on November 18, 2002.

(b) The Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c)  Rounds to less than one.


                                        n

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
SMALL CAP FUND                                    2005            2004             2003(a)             2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                    $10,191             $5,236            $4,741
Administration fee                                                  970                468               415
Bookkeeping fee                                                     139                 87               105
Shareholder service and transfer agent fee                          N/A                731               316
   Transfer Agent fee (A Shares)                                    163                N/A               N/A
   Transfer Agent fee (B Shares)                                     32                N/A               N/A
   Transfer Agent fee (C Shares)                                     50                N/A               N/A
   Transfer Agent fee (G Shares)                                     12                N/A               N/A
   Transfer Agent fee (T Shares)                                    148                N/A               N/A
   Transfer Agent fee (Z Shares)                                    937                N/A               N/A

   Service fee (A shares)(b)                                        427                 38                 0
   Service fee (B shares)(c)                                         82                  8                (g)
   Service fee (C shares)                                           130                  6                (d)
   Service fee (G shares)(e)                                         34                 26                24
   Service fee (T shares)(f)                                        453                319
   Distribution fee (A Shares)(b)                                   N/A                  0                (g)
   Distribution fee (B Shares)(c)                                   247                 23                 2
   Distribution fee (C shares)                                      390                 19                (d)
   Distribution fee (G Shares)(e)                                    73                 57                54
Fees and expenses waived or reimbursed by
   the Advisor                                                      (29)              (121)              (66)

(a) The Small Cap Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) On November 18, 2002, the Galaxy Small Cap Value Fund, Prime A shares were redesignated Class A shares.

(c) On November 18, 2002, the Galaxy Small Cap Value Fund, Prime B shares were redesignated Class B shares.

(d)  Class C shares were initially offered on November 18, 2002.

(e) On November 18, 2002, the Galaxy Small Cap Value Fund, Retail B shares were redesignated Class G shares.

(f) On November 18, 2002, the Galaxy Small Cap Value Fund, Retail A shares were redesignated Class T shares.

(g)  Rounds to less than one.


                                        o

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
SMALL COMPANY FUND                                2005            2004             2003(a)             2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                     $3,023             $2,185            $2,956
Administration fee                                                  270                195               257
Bookkeeping fee                                                      59                 54                70
Shareholder service and transfer agent fee                          N/A                789               201
   Transfer Agent fee (A Shares)                                      3                N/A               N/A
   Transfer Agent fee (B Shares)                                      2                N/A               N/A
   Transfer Agent fee (C Shares)                                      1                N/A               N/A
   Transfer Agent fee (G Shares)                                     19                N/A               N/A
   Transfer Agent fee (T Shares)                                    174                N/A               N/A
   Transfer Agent fee (Z Shares)                                    616                N/A               N/A

   Service fee (A shares)(b)                                          4                 (c)               (d)
   Service fee (B shares)(f)                                          3                 (c)               (e)
   Service fee (C shares)(g)                                          1                 (c)                0
   Service fee (G shares)(h)                                         18                 22                41
   Service fee (T shares)(i)                                        221                156                 0

   Distribution fee (B shares)(f)                                     8                 (c)               (e)
   Distribution fee (C shares)(g)                                     3                 (c)                0
   Distribution fee (G shares)(h)                                    39                 48                91
Fees and expenses waived or reimbursed
   by the Advisor                                                   N/A
                                                                                         0               (58)
Fees waived by CMD (G shares)                                       N/A                  0                (3)
Fees waived by CMS                                                  N/A                (26)              (22)
(Class A)                                                            (c)               N/A               N/A
(Class B)                                                            (c)               N/A               N/A
(Class C)                                                            (c)               N/A               N/A
(Class T)                                                           (14)               N/A               N/A
(Class G)                                                            (c)               N/A               N/A
(Class Z)                                                           (22)               N/A               N/A

(a) The Small Company Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) On November 18, 2002, the Galaxy Small Company Equity Fund, Prime A shares were redesignated Class A shares.

(c)  Rounds to less than one.

(d)  Prime A shares were not offered during the period.

(e)  Prime B shares were not offered during the period.

(f) On November 18, 2002, the Galaxy Small Company Equity Fund, Prime B shares were redesignated Class B shares.

(g)  Class C shares were initially offered on November 18, 2002.

(h) On November 18, 2002, the Galaxy Small Company Equity Fund, Retail B shares were redesignated Class G shares.

(i) On November 18, 2002, the Galaxy Small Company Equity Fund l Retail A shares were redesignated Class T shares.


                                        p

                                               Year ended      Year ended    Eleven months ended    Year Ended
                                             September 30,   September 30,      September 30,      October 31,
DIVIDEND FUND                                     2005            2004             2003(a)             2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                    $1,489             $1,227             $ 381
Advisory fee waiver                                                (59)                (4)             (102)
Bookkeeping Fee                                                     48                 41                40
Administration fee                                                 133                109                33
Shareholder service and transfer agent fee                         N/A                N/A                24
   Transfer Agent fee (A Shares)                                     8                N/A               N/A
   Transfer Agent fee (B Shares)                                    10                N/A               N/A
   Transfer Agent fee (C Shares)                                     2                N/A               N/A
   Transfer Agent fee (G Shares)                                    21                N/A               N/A
   Transfer Agent fee (T Shares)                                   237                N/A               N/A
   Transfer Agent fee (Z Shares)                                   152                N/A               N/A

   Distribution fee (Class A Shares)                               N/A                  0                (d)
   Distribution fee (Class B Shares)                                36                  2                (d)
   Distribution fee (Class C Shares)                                 8                 (e)               (d)
   Distribution fee (Class G Shares)(c)                             52                 61                16
   Service Fee (Class A)                                            10
   Service fee (Class B Shares)                                     12                 (e)               (d)
   Service fee (Class C Shares)                                      3                 (e)               (d)
   Service fee (Class T Shares)(b)                                 306                246               N/A
   Service fee (Class G Shares) (c)                                 24                 28                 7
Fees waived by CMD (G Shares)                                       (e)                 0                (e)
Fees waived by CMS                                                 N/A                 (e)               (4)
(Class A)                                                           (e)               N/A               N/A
(Class B)                                                           (e)               N/A               N/A
(Class C)                                                           (e)               N/A               N/A
(Class T)                                                          (12)               N/A               N/A
(Class G)                                                           (e)               N/A               N/A
(Class Z)                                                          (11)               N/A               N/A

(a) The Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) On November 25, 2002, the Fund's Retail A shares were redesignated Class T shares.

(c) On November 25, 2002, the Fund's Retail B shares were redesignated Class G shares.

(d)  Classes A, B and C shares were initially offered on November 25, 2002.

(e)  Rounds to less than one.


                                        q

Fleet Bank, an affiliate of the former FleetBoston Financial Corporation, was paid a fee for Sub-Account Services performed with respect to Trust Shares of the Funds held by defined contribution plans. Pursuant to an agreement between Fleet Bank and PFPC, Fleet Bank was paid $21.00 per year for each defined contribution plan participant account. For the fiscal year ended October 31, 2002, Fleet Bank received $2,555,258 for Sub-Account Services. PFPC bore this expense directly, and shareholders of Trust Shares of the Predecessor Funds bore this expense indirectly through fees paid to PFPC for transfer agency services.

BROKERAGE COMMISSIONS (DOLLARS IN THOUSANDS)

For the fiscal yeasr ended September 30, 2005 and September 30, 2004, the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002, the Funds paid brokerage commissions as shown in the tables below. During the fiscal year ended September 30, 2004, certain Funds effected a portion of their portfolio transactions through Fleet Securities, Inc. and Banc of America Securities. During the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002, certain Funds effected a portion of their portfolio transactions through Quick & Reilly Institutional Trading ("Quick & Reilly"), a division of the former Fleet Securities, Inc., which was an affiliate of the Advisor, and Robertson Stephens Inc. ("Robertson Stephens"), which also was an affiliate of the Advisor.

The table below discloses (1) the aggregate amount of commissions paid to Fleet Securities, Inc. and Banc of America Securities by the Funds during the fiscal year ended September 30, 2005, (2) the aggregate amount of commissions paid to Quick & Reilly and Robertson Stephens by the Funds during the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002, (3) the percentage of each Fund's aggregate brokerage commissions for the fiscal year ended September 30, 2004 that was paid to Fleet Securities, Inc. and Banc of America Securities; (4) the percentage of each Fund's aggregate brokerage commissions for the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002, that was paid to Quick & Reilly and Robertson Stephens,
(5) the percentage of each Fund's aggregate dollar amount of transactions that involved payment of commissions that was effected through Fleet Securities, Inc. and Banc of America Securities during the fiscal year ended September 30, 2004 and (6) the percentage of each Fund's aggregate dollar amount of transactions that involved payment of commissions that was effected through Quick & Reilly and Robertson Stephens during the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002.

In addition, the table below discloses the soft dollar commissions paid by the Funds during the fiscal years ended September 30, 2005 and September 30, 2004, the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002.

                                                                       Year ended     Year ended   Eleven months ended   Year ended
                                                                     September 30,  September 30,     September 30,     October 31,
ASSET ALLOCATION FUND                                                     2005           2004            2003(a)            2002
-------------------------------------------------------------------  -------------  -------------  -------------------  -----------
Total commissions                                                                       $ 547             $1,013           $438
Soft dollar commissions                                                                    67                 18            100
Aggregate commissions to Quick & Reilly and Robertson Stephens                             (b)                 0              0
% of aggregate commissions to Quick & Reilly and Robertson Stephens                        (b)              0.00%          0.00%
% of aggregate commission transactions effected through Quick &
   Reilly and Robertson Stephens                                                           (b)              0.00%          0.00%
% of aggregate commissions to Banc of America Securities                                 0.22%                (b)            (b)
% of aggregate commissions transactions effected through Banc of                         0.24%                (b)            (b)
   America Securities

(a) The Asset Allocation Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

                                                                       Year ended     Year ended   Eleven months ended  Year ended
                                                                     September 30,  September 30,     September 30,     October 31,
GROWTH FUND                                                               2005           2004            2003(a)            2002
-------------------------------------------------------------------  -------------  -------------  -------------------  -----------
Total commissions                                                                      $3,739             $ 902            $1,925
Soft dollar commissions                                                                   615                73               123
Aggregate commissions to Quick & Reilly and Robertson Stephens                             (b)                0                 0
% of aggregate commissions to Quick & Reilly and Robertson Stephens                        (b)             0.00%             0.00%
% of aggregate commission transactions effected through Quick &
   Reilly and Robertson Stephens                                                           (b)             0.00%             0.00%


                                        r

                                                             Year ended      Year ended    Eleven months ended    Year ended
                                                           September 30,   September 30,      September 30,      October 31,
GROWTH FUND                                                     2005            2004             2003(a)             2002
--------------------------------------------------------   -------------   -------------   -------------------   -----------
% of aggregate commissions to Fleet Securities, Inc.                           0.00%               (b)               (b)
% of aggregate commissions transactions effected through
   Fleet Securities, Inc.                                                      0.00%               (b)               (b)
% of aggregate commissions to Banc of America Securities                       0.14%               (b)               (b)
% of aggregate commissions transactions effected through
Banc of America Securities                                                     0.25%               (b)               (b)

(a) The Growth Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

                                                             Year ended      Year ended    Eleven months ended    Year ended
                                                           September 30,   September 30,      September 30,      October 31,
VALUE FUND                                                      2005            2004             2003(a)             2002
--------------------------------------------------------   -------------   -------------   -------------------   -----------
Total commissions                                                             $  516             $  264            $1,515
Soft dollar commissions                                                           16                 20               405
Aggregate commissions to Quick & Reilly and Robertson
   Stephens                                                                       (b)                 0                 0
% of aggregate commissions to Quick & Reilly and
   Robertson Stephens                                                             (b)              0.00%             0.00%
% of aggregate commission transactions effected through
   Quick & Reilly and Robertson Stephens                                          (b)              0.00%             0.00%
Aggregate commissions to Fleet Securities, Inc.                                5,964                 19               N/A
% of aggregate commissions to Fleet Securities, Inc.                            1.83%              7.26%              N/A
% of aggregate commission transactions effected through
   Fleet Securities, Inc.                                                       0.61%             13.67%              N/A
Aggregate commissions to Banc of America Securities.                               0                 19               N/A
% of aggregate commissions to Banc of America Securities                        0.14%                (b)               (b)
% of aggregate commissions transactions effected through
   Banc of America Securities                                                   0.25%                (b)               (b)

(a) The Value Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

                                                             Year ended      Year ended    Eleven months ended    Year ended
                                                           September 30,   September 30,      September 30,      October 31,
COMMON STOCK FUND                                               2005            2004             2003(a)             2002
--------------------------------------------------------   -------------   -------------   -------------------   -----------
Total commissions                                                             $1,057              $ 948             $ 609
Soft dollar commissions                                                          127                105                25
Aggregate commissions to Quick & Reilly and Robertson
   Stephens                                                                       (b)                 0                 0
% of aggregate commissions to Quick & Reilly and
   Robertson Stephens                                                             (b)              0.00%             0.00%
% of aggregate commission transactions effected through
   Quick & Reilly and Robertson Stephens                                          (b)              0.00%             0.00%
Aggregate commissions to Fleet Securities                                          0                281                (b)
% of aggregate commissions to Fleet Securities                                  0.00%              6.38%               (b)
% of aggregate commissions transactions effected through
   Fleet Securities, Inc.                                                       0.00%              0.00%               (b)
Aggregate commissions to Banc of America Securities                                0                 (b)               (b)
% of aggregate commissions to Banc of America Securities                        0.00%                (b)               (b)
% of aggregate commissions transactions effected through
   Banc of America Securities                                                      0%                (b)               (b)


                                        s

(a) The Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

                                                             Year ended      Year ended    Eleven months ended    Year ended
                                                           September 30,   September 30,      September 30,      October 31,
SMALL CAP FUND                                                  2005            2004             2003(a)             2002
--------------------------------------------------------   -------------   -------------   -------------------   -----------
Total commissions                                                             $2,514             $1,247            $1,209
Soft dollar commissions                                                           46                  0                 0
Aggregate commissions to Quick & Reilly and Robertson
   Stephens                                                                       (b)                 0                 0
% of aggregate commissions to Quick & Reilly and
   Robertson Stephens                                                             (b)              0.00%             0.00%
% of aggregate commission transactions effected through
   Quick & Reilly and Robertson Stephens                                          (b)              0.00%             0.00%

(a) The Small Cap Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

                                                             Year ended      Year ended    Eleven months ended    Year ended
                                                           September 30,   September 30,      September 30,      October 31,
SMALL COMPANY FUND                                              2005            2004             2003(a)             2002
--------------------------------------------------------   -------------   -------------   -------------------   -----------
SMALL COMPANY FUND
Total commissions                                                              $1,058             $2,550            $1,839
Soft dollar commissions                                                            72                  5                12
Aggregate commissions to Quick & Reilly and Robertson
   Stephens                                                                        (b)                 0                 0
% of aggregate commissions to Quick & Reilly and
   Robertson Stephens                                                              (b)              0.00%             0.00%
% of aggregate commission transactions effected through
   Quick & Reilly and Robertson Stephens                                           (b)              0.00%             0.00%

(a) The Small Company Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.


                                        t

                                                                       Year ended     Year ended   Eleven months ended   Year ended
                                                                     September 30,  September 30,     September 30,     October 31,
DIVIDEND FUND                                                             2005           2004            2003(a)            2002
-------------------------------------------------------------------  -------------  -------------  -------------------  -----------
Total commissions                                                                        $158            $  76             $ 224
Soft dollar commissions                                                                  $ 24                1                 2
Aggregate commissions to Quick & Reilly and Robertson Stephens                             (b)               0                 0
% of aggregate commissions to Quick & Reilly and Robertson Stephens                        (b)               0%             0.00%
% of aggregate commission transactions effected through Quick &
   Reilly and Robertson Stephens                                                           (b)               0%             0.00%
Aggregate commissions to Fleet Securities                                                   0               21               N/A
% of aggregate commissions to Fleet Securities                                              0%            0.29%              N/A

(a)  Quick & Reilly and Robertson Stephens are no longer used for transactions.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

The Trust is required to identify any securities of its "regular brokers or dealers" that the Funds have acquired during their most recent fiscal year. At September 30, 2005, the Funds held securities of their regular brokers or dealers as set forth below:

ASSET ALLOCATION FUND

          Broker/Dealer      Value
          [___________]   [_________]

VALUE FUND

          Broker/Dealer      Value
          [___________]   [_________]

DIVIDEND FUND

          Broker/Dealer      Value
          [___________]   [_________]

COMMON STOCK FUND

          Broker/Dealer      Value
          [___________]   [_________]

GROWTH FUND

          Broker/Dealer      Value
          [___________]   [_________]

SMALL COMPANY FUND

          Broker/Dealer      Value
          [___________]   [_________]

TRUSTEES AND TRUSTEES' FEES

Fund Complex consists of the following funds:


                                        u

The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia Funds Trust VII, the series of Liberty Variable Investment Trust and 8 closed-end or interval management investment company portfolios (the "Liberty Funds").

The series of Columbia Funds Trust VIII, the series of Columbia Funds Trust IX, the series of Columbia Funds Trust XI and the series of SteinRoe Variable Investment Trust (the "Stein Roe Funds").

Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (the "All-Star Funds").

Columbia Management Multi-Strategy Hedge Fund, LLC.

Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust (the "Columbia Funds").

The series of The Galaxy Funds (the "Galaxy Funds").

The series of Columbia Acorn Trust and the series of Wanger Advisors Trust (the "Acorn Funds" and "WAT Funds," respectively).

The Advisor or its affiliates pay the compensation of all the officers of the funds in the Fund Complex advised by the Advisor, including the Trustees who are affiliated with the Advisor. For the fiscal year ended _____________, 2005 and the calendar year ended December 31, 2004, the Trustees received the following compensation for serving as Trustees:

                                               Aggregate      Total Compensation from
                            Pension or       Compensation        the Columbia Fund
                            Retirement       from the Fund      Complex Paid to the
                         Benefits Accrued   for the Fiscal   Trustees for the Calendar
                            as Part of        Year ended             Year Ended
Trustee                 Fund Expenses (b)    _______, 2005     December 31, 2004 (a)
---------------------   -----------------   --------------   -------------------------
Douglas A. Hacker             [___]            [___]                  115,500
Janet Langford Kelly          [___]            [___]                  101,500
Richard W. Lowry              [___]            [___]                  128,150
                              [___]            [___]
William E. Mayer              [___]            [___]                  133,150
Charles R. Nelson             [___]            [___]                  155,073
John J. Neuhauser             [___]            [___]                  143,568
Patrick J. Simpson            [___]            [___](e)                64,234
Thomas Stitzel                [___]            [___]                  103,500
Thomas C. Theobald(c)         [___]            [___]                  110,250
Anne-Lee Verville(d)          [___]            [___]                  128,250
Richard L. Woolworth          [___]            [___]                   64,234

(a) As of December 31, 2004, the Fund Complex consisted of 127 open-end and 11 closed-end management investment company portfolios.

(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(c) During the fiscal year ended _________, 2005, and the calendar year ended December 31, 2004, Mr. Theobald deferred $_____ of his compensation from the Fund and $90,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Theobald's account under that plan was $157,328.

(d) During the fiscal year ended ____________, 2005, and the calendar year ended December 31, 2004, Ms. Verville deferred $_____ of her compensation from the Fund and $55,000 of her total compensation from the Fund Complex, pursuant to the deferred compensation plan. At December 31, 2004, the value of Ms. Verville's account under that plan was $653,275.

(e) During the fiscal year ended __________, 2005, Mr. Simpson deferred $_______ of his compensation from the Fund pursuant to the deferred compensation plan. During the calendar year ended December 31, 2004, Mr. Simpson deferred $129,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Simpson's account under that plan was $ 143,646.

ROLE OF THE BOARD OF TRUSTEES

The Trustees of the Funds are responsible for the overall management and supervision of the Fund's affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with service providers for the Fund and review the Fund's performance. The Trustees have created several committees to perform specific functions for the Fund. Mr. Theobald was elected Chairman of the Board of Trustees of the Liberty Funds, Stein Roe Funds and Columbia Funds effective December, 2003.

AUDIT COMMITTEE

Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board of Trustees of the Funds. Prior to October 2003, Ms. Verville and Messrs. Hacker, Nelson and Neuhauser were members of the Audit Committee of the Board of Trustees of the Fund. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Funds and certain service providers. For the period October 1, 2004 through September 30, 2005, the Audit Committee convened [ ] times.

GOVERNANCE COMMITTEE

Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald were members of the Governance Committee of the Board of Trustees of the Fund. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Funds. For the period October 1, 2004 through September 30, 2005, the Governance Committee convened [___] times.

ADVISORY FEES & EXPENSES COMMITTEE

Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald were members of the Advisory Fees and Expenses Committee of the Board of Trustees of the Fund. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. For the period October 1, 2004 through September 30, 2005, the Advisory Fees & Expenses Committee convened [___] times.

COMPLIANCE COMMITTEE

Ms. Kelly, Messrs. Nelson and Simpson and Ms. Verville are members of the Compliance Committee of the Board of Trustees of the Funds. Prior to August 10, 2004, Ms. Kelly, Mr. Nelson and Ms. Verville were members of the Compliance Committee of the Board of Trustees of the Funds. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Trust. The Committee uses legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Trust's investment adviser, principal underwriter and transfer agent. For the fiscal year ended September 30, 2005, the Compliance Committee convened [___] times.

INVESTMENT OVERSIGHT COMMITTEES

Beginning in 2004, each Trustee of the Funds also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Columbia Funds Complex and gives particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Complex in which they review:

     IOC #1: Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing Funds in the following asset categories: Large Growth Diversified, Large Growth Concentrated, Small Growth, Outside Managed (i.e., sub-advised), Municipal and Bank Loan.

     IOC #2: Messrs. Hacker and Ms. Verville are responsible for reviewing Funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed Income - Multi Sector and Fixed Income - Core and Young Investor.


                                        w

     IOC #3: Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing Funds in the following asset categories: Large Value, Mid Cap Value, Small Value, Asset Allocation, High Yield and Money Market.

     IOC #4: Messrs. Nelson, Simpson and Woolworth are responsible for reviewing Funds in the following asset categories:
               Large/Multi-Cap Blend, Mid Cap Growth, Small Growth, Asset Allocation, Specialty Equity, Taxable Fixed Income.

SHARE OWNERSHIP

The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004 (i) in each Fund and (ii) in the Funds in the Columbia Funds Complex.

                          Dollar Range of Equity   Dollar Range of Equity   Dollar Range of Equity   Dollar Range of Equity
                         Securities Owned in the     Securities Owned in      Securities Owned in      Securities Owned in
    Name of Trustee       Asset Allocation Fund        the Growth Fund          the Value Fund        the Common Stock Fund
----------------------   -----------------------   ----------------------   ----------------------   ----------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                   $0                       $0                       $0                       $0
Janet Langford Kelly                $0                       $0                       $0                       $0
Richard W. Lowry                    $0                       $0                       $0                       $0
   Charles R. Nelson         $50,001-$100,000                $0                       $0                       $0
John J. Neuhauser                   $0                       $0                       $0                       $0
Patrick J. Simpson                  $0                       $0                       $0                       $0
Thomas E. Stitzel                   $0                       $0                       $0                       $0
Thomas C. Theobald                  $0                       $0                $10,001 - $50,000               $0
Anne-Lee Verville                   $0                       $0                       $0                       $0
Richard L. Woolworth                $0                       $0                       $0                       $0

INTERESTED TRUSTEES
William E. Mayer                    $0                       $0                       $0                       $0

                          Dollar Range of Equity   Dollar Range of Equity   Dollar Range of Equity
                         Securities Owned in the     Securities Owned in      Securities Owned in
    Name of Trustee           Small Cap Fund       the Small Company Fund      the Dividend Fund
----------------------   -----------------------   ----------------------   ----------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                   $0                       $0                       $0
Janet Langford Kelly                $0                       $0                       $0
Richard W. Lowry                    $0                       $0                       $0
Charles R. Nelson                   $0                       $0                       $0
John J. Neuhauser                   $0                       $0                       $0
Patrick J. Simpson                  $0                       $0                       $0
Thomas E. Stitzel                   $0                       $0                       $0
Thomas C. Theobald                  $0                       $0                       $0
Anne-Lee Verville                   $0                       $0                       $0
Richard L. Woolworth                $0                       $0                       $0

INTERESTED TRUSTEES
William E. Mayer                    $0                       $0                       $0

                         Aggregate Dollar Range of Equity Securities
                          Owned in All Funds Overseen by Trustee in
    Name of Trustee                 Columbia Funds Complex
----------------------   -------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                       Over $100,000
Janet Langford Kelly                    Over $100,000
Richard W. Lowry                        Over $100,000
Charles R. Nelson                       Over $100,000
John J. Neuhauser                       Over $100,000
Patrick J. Simpson                      Over $100,000
Thomas E. Stitzel                       Over $100,000
Thomas C. Theobald                      Over $100,000
Anne-Lee Verville                             $0
Richard L. Woolworth                    Over $100,000
INTERESTED TRUSTEES
William E. Mayer                      $50,001 - $100,000

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Fund's portfolio managers managed as of May 31, 2005.

                      OTHER SEC-REGISTERED
                    OPEN-END AND CLOSED-END   OTHER POOLED INVESTMENT
PORTFOLIO MANAGER            FUNDS                    VEHICLES            OTHER ACCOUNTS
-----------------   -----------------------   -----------------------   ------------------
                       Number of                 Number of              Number of
                        accounts   Assets         accounts   Assets      accounts   Assets
                       ---------   ------        ---------   ------     ---------   ------
Name[*]
Name
Name

[* Information for Mr./Ms. [___], who began managing the Predecessor Fund after its fiscal year end, is as of [recent practicable date].]

See "Management--Portfolio Transactions--Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how the Adviser addresses potential conflicts of interest resulting from an individual's management of more than one account.

OWNERSHIP OF SECURITIES

The table below shows the dollar ranges of shares of the Predecessor Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio managers listed above at the end of the Predecessor Fund's most recent fiscal year:

                    Dollar  Range  of  Equity  Securities  in the  Fund
Portfolio Manager                    Beneficially Owned
-----------------   ---------------------------------------------------
Name[*]

[* Information for Mr./Ms. [___], who began managing the Fund after its most recent fiscal year end, is as of [recent practicable date].]


                                        y

COMPENSATION

As of the Predecessor Fund's most recent fiscal year end, the portfolio managers received all of their compensation from the Adviser and its parent company, Columbia Management Group, in the form of salary, bonus, stock options and restricted stock. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmark[s] noted below, emphasizing the manager's three- and five-year performance. The Adviser may also consider the portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall business performance.

PORTFOLIO MANAGER             PERFORMANCE BENCHMARK
---------------------------   ---------------------
[Name of Portfolio Manager]   [Benchmark]

The size of the overall bonus pool each year is determined by Columbia Management Group and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser's profitability for the year, which is influenced by assets under management.

OWNERSHIP OF THE FUNDS

As of record on December 31, 2005, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of the Funds.

As of record on December 31, 2005, the following shareholders of record owned 5% or more of the shares of the classes of the Funds noted below:

COLUMBIA ASSET ALLOCATION FUND

                                            Percent of
    Shareholder (name and address)       Class Total (%)
--------------------------------------   ---------------
CLASS Z SHARES

GALES & CO                                     6.16
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                     9.00
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

CLASS C SHARES

CITIGROUP GLOBAL MARKETS, INC.                 6.91
333 W 34TH ST
NEW YORK NY 10001-2402

AMERICAN ENTERPRISE INVESTMENT SVCS            9.45
PO BOX 9446
MINNEAPOLIS MN 55440-9446

AMERICAN ENTERPRISE INVESTMENT SVCS            6.69
PO BOX 9446
MINNEAPOLIS MN 55440-9446


                                        z

COLUMBIA DISCIPLINED VALUE FUND

                                            Percent of
    Shareholder (name and address)       Class Total (%)
--------------------------------------   ---------------
CLASS A SHARES

COLUMBIA MANAGEMENT ADVISORS INC               5.63
245 SUMMER ST FL 3
BOSTON MA 02210-1129

PERSHING LLC                                  18.26
P.O. BOX 2052
JERSEY CITY NJ 07303-2052

CLASS Z SHARES

GALES & CO                                    24.60
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                    42.67
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                    14.62
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

CLASS C SHARES

NFSC                                           9.80
FBO JOHN BOLES
603 W OJAI AVE
OJAI CA 93023-3732

MERRILL LYNCH PIERCE FENNER & SMITH           26.68
FOR THE SOLE BENEFIT OF  ITS CUSTOMERS
4800 DEER LAKE DR E FL 3
JACKSONVILLE FL 32246-6484

FIRST CLEARING LLC                             8.76
20 SLEEPY HOLLOW DRIVE
MONROE CT 06468-1652

COLUMBIA INTERNATIONAL EQUITY FUND

                                            Percent of
    Shareholder (name and address)       Class Total (%)
--------------------------------------   ---------------
CLASS A SHARES


                                       aa

UBS FINANCIAL SERVICES INC. FBO                 8.82
MICHAEL PAPPAS
GRACE PAPPAS JTWROS
35 MEADOW LN
MANCHESTER CT 06040-5545

F JAMES SHURTLEFF                              22.37
PO BOX 149
OGDENSBURG NY 13669-0149

CLASS Z SHARES

GALES & CO                                     27.91
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                     10.40
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                     58.41
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

CLASS C SHARES

NFSC                                            6.46
FBO J TIMOTHY STEBBINS
2106 ALYSSA JADE DR
HENDERSON NV 89052-7124

FIRST CLEARING LLC                             12.28
10300 AMBERSIDE COURT
ROSWELL GA 30076-3755

PRIMEVEST FINANCIAL SERVICES FBO                8.21
BRIAN L POTTER
P O BOX 283
400 1ST ST S STE 300
SAINT CLOUD MN 56301-3661

PRIMEVEST FINANCIAL SERVICES FBO                5.79
LESLIE ARENDALE
P O BOX 283
400 1ST ST S STE 300
SAINT CLOUD MN 56301-3661


                                       bb

A G EDWARDS & SONS INC FBO                                 26.16
ELIZABETH WOLF PAULES
1 N JEFFERSON AVE
SAINT LOUIS MO 63103-2205

LPL FINANCIAL SERVICES                                      6.34
9785 TOWNE CENTRE DR
SAN DIEGO CA 92121-1968

LPL FINANCIAL SERVICES                                      8.39
9785 TOWNE CENTRE DR
SAN DIEGO CA 92121-1968

LPL FINANCIAL SERVICES                                      5.76
9785 TOWNE CENTRE DR
SAN DIEGO CA 92121-1968

COLUMBIA SMALL CAP FUND

                                                         Percent of
Shareholder (name and address)                        Class Total (%)
------------------------------                        ---------------
CLASS Z SHARES

GALES & CO
FLEET INVESTMENT SERVICES                                  22.57
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO
FLEET INVESTMENT SERVICES                                  28.21
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO
FLEET INVESTMENT SERVICES                                  11.90
159 E MAIN ST
ROCHESTER NY 14638-0001

BANK OF AMERICA NA                                          8.18
411 N AKARD ST
DALLAS TX 75201-3307

CLASS C SHARES

CITIGROUP GLOBAL MARKETS, INC.                              5.02
333 W 34TH ST
NEW YORK NY 10001-2402

MERRILL LYNCH PIERCE FENNER & SMITH                         6.55


                                       cc

FOR THE SOLE BENEFIT OF
ITS CUSTOMERS

4800 DEER LAKE DR E FL 3
JACKSONVILLE FL 32246-6484

CLASS A SHARES

CHARLES SCHWAB & CO INC                                    32.05
SPECIAL CUSTODY ACCT FOR EXCLUSIVE
OF CUSTOMERS
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4122

CLASS T SHARES

CHARLES SCHWAB & CO INC                                    19.80
SPECIAL CUSTODY ACCT FOR EXCLUSIVE
OF CUSTOMERS
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4122

COLUMBIA SMALL COMPANY EQUITY FUND

                                                         Percent of
Shareholder (name and address)        Share Balance   Class Total (%)
------------------------------        -------------   ---------------
CLASS A SHARES

FLEET NATIONAL BANK                                        26.35
FBO BRISTOL HOSPITAL
PO BOX 92750
ROCHESTER NY 14692-8850

CLASS Z SHARES

GALES & CO                                                 32.09
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                                  6.14
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                                  9.38
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

AMVESCAP NATIONAL TRUST CO AS AGENT                        42.47
FOR FLEET NATIONAL BANK FBO


                                       dd

FLEETBOSTON FINANCIALSAVINGS PLUS
PO BOX 105779
ATLANTA GA 30348-5779

CLASS C SHARES

AMERICAN ENTERPRISE INVESTMENT SVCS                         6.80
PO BOX 9446
MINNEAPOLIS MN 55440-9446

COLUMBIA DIVIDEND INCOME FUND

                                                         Percent of
Shareholder (name and address)        Share Balance   Class Total (%)
-----------------------------------   -------------   ---------------
CLASS Z SHARES

GALES & CO                                                 70.19
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                                 11.39
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                                  9.84
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

CLASS C SHARES

MERRILL LYNCH PIERCE FENNER & SMITH                        12.64
FOR THE SOLE BENEFIT OF
ITS CUSTOMERS

4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

SALES CHARGES (DOLLARS IN THOUSANDS)

PFPC Distributors served as distributor for the Funds until July 22, 2002. PFPC Distributors, an indirect wholly owned subsidiary of PNC Financial Services Group, is a registered broker-dealer with principal offices located at 400 Bellevue Parkway, Wilmington, Delaware 19809. Prior to January 2, 2001, Provident Distributors, Inc. ("PDI") served as distributor for the Predecessor Funds.

During the fiscal years ended September 30, 2005 and September 30, 2004, the eleven months ended September 30, 2003 and the year ended October 2002, CMD, PFPC Distributors, PDI and received sales charges as follows:


                                       ee

                                CLASS A SHARES(A)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
ASSET ALLOCATION FUND                                      2005            2004             2003(b)             2002
---------------------------------------------------   -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund share sales                        $56                $53                $0
Initial sales charges retained by CMD                                        8                  1                 0
Aggregate contingent deferred sales charges
   (CDSC) on Fund redemptions retained by CMD                                0                  0                 0

                                CLASS B SHARES(C)

                                                       Year ended       Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                               $10                 $2                $2

                                CLASS C SHARES(D)

                                                       Year ended      Year ended    Eleven months ended
                                                     September 30,   September 30,      September 30,
                                                          2005            2004             2003(b)
                                                     -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                        (g)                 $0

                                CLASS G SHARES(E)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                               $123               $239              $333

                                CLASS T SHARES(F)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005           2004              2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund share sales                         $6                $ 2               $123
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                                 0                 24                  0

(a) On November 18, 2002, the Galaxy Asset Allocation Fund, Prime A shares were redesignated Class A shares.

(b) The Asset Allocation Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c) On November 18, 2002, the Galaxy Asset Allocation Fund, Prime B shares were redesignated Class B shares.

(d)  Class C shares were initially offered on November 18, 2002.

(e) On November 18, 2002, the Galaxy Asset Allocation Fund, Retail B shares were redesignated Class G shares.

(c) On November 18, 2002, the Galaxy Asset Allocation Fund, Retail A shares were redesignated Class T shares.

(d)  Rounds to less than one.


                                       ff

                                CLASS A SHARES(A)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
GROWTH FUND
Aggregate initial sales charges on Fund share sales                        $123               $143               $0
Initial sales charges retained by CMD                                         9                  2                0
Aggregate contingent deferred sales charges (CDSC)
   on Fund redemptions retained by CMD                                        0                  0                0

                               CLASS B SHARES (C)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                                $5               $(a)               $(a)

                                CLASS C SHARES(D)

                                                       Year ended      Year ended    Eleven months ended
                                                     September 30,   September 30,      September 30,
                                                          2005            2004             2003(b)
                                                     -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                        (g)                 $0

                               CLASS G SHARES (E)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                              $126                166               $205

                                CLASS T SHARES(F)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Predecessor Fund
   share sales                                                             $17                $ 5               $302
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                                 0                 23                  0

(a) On November 18, 2002, the Galaxy Equity Growth Fund, Prime A shares were redesignated Class A shares.

(b) The Growth Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c) On November 18, 2002, the Galaxy Equity Growth Fund, Prime B shares were redesignated Class B shares.

(d)  Class C shares were initially offered on November 18, 2002.

(e) On November 18, 2002, the Galaxy Equity Growth Fund, Retail B shares were redesignated Class G shares.

(f) On November 18, 2002, the Galaxy Equity Growth Fund, Retail A shares were redesignated Class T shares.

(g)  Rounds to less than one.


                                       gg

                                CLASS A SHARES(B)

                                                        Year ended      Year ended    Eleven months ended
                                                      September 30,   September 30,      September 30,
VALUE FUND                                                 2005            2004             2003(a)
---------------------------------------------------   -------------   -------------   -------------------
Aggregate initial sales charges on Fund share sales                        $23                $39
Initial sales charges retained by CMD                                        4                 (g)
Aggregate contingent deferred sales charges (CDSC)
   on Fund redemptions retained by CMD                                       0                  0

                                CLASS B SHARES(C)

                                                        Year ended      Year ended    Eleven months ended
                                                      September 30,   September 30,      September 30,
                                                           2005            2004             2003(a)
                                                      -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                                $1                 $0

                                CLASS C SHARES(D)

                                                        Year ended      Year ended    Eleven months ended
                                                      September 30,   September 30,      September 30,
                                                           2005            2004             2003(a)
                                                      -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                          $0                 $0

                                CLASS G SHARES(E)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions
   received by PFPC Distributors and PDI                                   (g)                $31               $37

                                CLASS T SHARES(F)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund
   share sales                                                             $ 6               $1,343             $78
Aggregate CDSC on Fund redemptions retained
   by CMD, PFPC
   Distributors and PDI                                                     21                    0               0

(a) The Value Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b)  Class A shares were initially offered on November 25, 2002.

(c)  Class B shares were initially offered on November 25, 2002.

(d)  Class C shares were initially offered on November 25, 2002.

(e) On November 25, 2002, the Galaxy Equity Value Fund, Retail B shares were redesignated Class G shares.

(f) On November 25, 2002, the Galaxy Equity Value Fund, Retail A shares were redesignated Class T shares.

(g)  Rounds to less than one.


                                       hh

                                CLASS A SHARES(B)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
COMMON STOCK FUND                                          2005            2004             2003(a)             2002
---------------------------------------------------   -------------   -------------   -------------------   -----------
Initial sales charges retained by CMD                                      $50                 $4                $7
Aggregate contingent deferred sales charges (CDSC)
   on Fund redemptions retained by CMD                                       8                  0                 0

                                CLASS B SHARES(C)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions
   received by CMD                                                          $6                $901              $794

                                CLASS C SHARES(D)

                                                        Year ended       Year ended    Eleven months ended
                                                      September, 30,   September 30,      September 30,
                                                           2005             2004             2003(a)
                                                      --------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                          (g)                 $0

                                CLASS G SHARES(E)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions
   received by PFPC Distributors, PDI and/or FD
   Distributors                                                            $47                $91               $163

                                CLASS T SHARES(F)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund share sales                         $7               $1,654             $122
Aggregate CDSC on Fund redemptions retained by
   CMD, PFPC Distributors and/or FD Distributors                             0                    0                0

(a) The Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) On December 9, 2002, the Fund's, Prime A shares were redesignated Class A shares.

(c) On December 9, 2002, the Fund's, Prime B shares were redesignated Class B shares.

(d)  Class C shares were initially offered on December 9, 2002.

(e) On December 9, 2002, the Fund's, Retail B shares were redesignated Class G shares.

(f) On December 9, 2002, the Fund's, Retail A shares were redesignated Class T shares.

(g)  Rounds to less than one.

                                CLASS A SHARES(A)

                                                                   Year ended        Year ended    Eleven months Ended    Year ended
                                                                 September 30,     September 30,      September, 30      October 31,
SMALL CAP FUND                                                        2005              2004             2003(b)             2002
------------------------------------------------------------   -----------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund share sales                                    $1,402              $563               $5
Initial sales charges retained by CMD                                                     193                58                0
Aggregate contingent deferred sales charges (CDSC) on Fund
   redemptions retained by CMD                                                              1                 7                0

                                CLASS B SHARES(D)

                                                                   Year ended        Year ended    Eleven months Ended    Year ended
                                                                 September 30,     September 30,      September, 30      October 31,
                                                                      2005              2004             2003(b)             2002
                                                               -----------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions received by
   PFPC Distributors and PDI                                                             $57                $5               (c)

                                CLASS C SHARES(E)

                                                                   Year ended        Year ended    Eleven months Ended
                                                                 September 30,     September 30,      September, 30
                                                                      2005              2004             2003(b)
                                                               -----------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                                      $20                (c)

                                CLASS G SHARES(F)

                                                                   Year ended        Year ended    Eleven months Ended    Year ended
                                                                 September 30,     September 30,      September, 30      October 31,
                                                                      2005              2004             2003(b)             2002
                                                               -----------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions received by
   PFPC Distributors and PDI                                                            $19                $27               $17

                                CLASS T SHARES(G)

                                                                   Year ended        Year ended    Eleven months Ended    Year ended
                                                                 September 30,     September 30,      September, 30      October 31,
                                                                      2005              2004             2003(b)             2002
                                                               -----------------   -------------   -------------------   -----------
Aggregate initial sales charges on Predecessor Fund share
   sales                                                                                 $8                $10               $423
Aggregate CDSC on Fund redemptions retained by CMD, PFPC
   Distributors and PDI                                                                   2                  2                  0

(a) On November 18, 2002, the Galaxy Small Cap Value Fund, Prime A shares were redesignated Class A shares.

(b) The Small Cap Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c)  Rounds to less than one.

(d) On November 18, 2002, the Galaxy Small Cap Value Fund, Prime B shares were redesignated Class B shares.

(e)  Class C shares were initially offered on November 18, 2002.

(f) On November 18, 2002, the Galaxy Small Cap Value Fund, Retail B shares were redesignated Class G shares.

(g) On November 18, 2002, the Galaxy Small Cap Value Fund, Retail A shares were redesignated Class T shares.


                                       jj

                                CLASS A SHARES(A)

                                                                   Year ended        Year ended    Eleven months Ended
                                                                 September 30,     September 30,      September, 30
SMALL COMPANY FUND                                                    2005              2004             2003(b)
------------------------------------------------------------   -----------------   -------------   -------------------
Aggregate initial sales charges on Fund share sales                                     $83                $24
Initial sales charges retained by CMD                                                    12                 (c)
Aggregate contingent deferred sales charges (CDSC) on Fund
   redemptions retained by CMD                                                            0                  0

                                CLASS B SHARES(D)

                                                                   Year ended        Year ended    Eleven months Ended
                                                                 September 30,     September 30,      September, 30
                                                                      2005              2004             2003(b)
                                                               -----------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                                       $2                (c)
Class B Shares were not offered by the Small Company Fund
   during the last three fiscal years.

                                CLASS C SHARES(E)

                                                                   Year ended        Year ended    Eleven months Ended
                                                                 September 30,     September 30,      September, 30
                                                                      2005              2004             2003(b)
                                                               -----------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                                      (c)                 $0

                               CLASS G SHARES(F)

                                                                                                                            Fiscal
                                                                                                                            Period
                                                                   Year ended        Year ended    Eleven months Ended      ended
                                                                 September 30,     September 30,      September, 30      October 31,
                                                                      2005              2004             2003(b)             2002
                                                               -----------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions received by
   PFPC Distributors and PDI                                                            $14                $13               $21

                               CLASS T SHARES(G)

                                                                                                                            Fiscal
                                                                                                                            Period
                                                                   Year ended        Year ended    Eleven months Ended      ended
                                                                 September 30,     September 30,      September, 30      October 31,
                                                                      2005              2004             2003(b)             2002
                                                               -----------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund share sales                                      $3                $(c)               $47
Aggregate CDSC on Fund redemptions retained by CMD, PFPC
   Distributors and PDI                                                                   0                  6                  0

(a) On November 18, 2002, the Galaxy Small Company Equity Fund, Prime A shares were redesignated Class A shares.

(b) The Small Company Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c)  Rounds to less than one.

(d) On November 18, 2002, the Galaxy Small Company Equity Fund, Prime B shares were redesignated Class B shares.

(e)  Class C shares were initially offered on November 18, 2002.

(f) On November 18, 2002, the Galaxy Small Company Equity Fund, Retail B shares were redesignated Class G shares.

(g) On November 18, 2002, the Galaxy Small Company Equity Fund l Retail A shares were redesignated Class T shares.


                                       kk

                                CLASS A SHARES(B)

                                                                           Year ended      Year ended    Eleven months ended
                                                                         September 30,   September 30,      September 30,
DIVIDEND FUND                                                                 2005            2004             2003(a)
----------------------------------------------------------------------   -------------   -------------   -------------------
Aggregate initial sales charges on Fund share sales
Initial sales charges retained by CMD                                                         $111                $1
Aggregate contingent deferred sales charges (CDSC) on Fund redemptions
   retained by CMD                                                                              18                 0

                                CLASS B SHARES(B)

                                                                                           Year ended    Eleven months ended
                                                                           Year ended    September 30,      September 30,
                                                                              2005            2004             2003(a)
                                                                         -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                                             $8                $101

                                CLASS C SHARES(B)

                                                                           Year ended      Year ended    Eleven months ended
                                                                         September 30,   September 30,      September 30,
                                                                              2005            2004             2003(a)
                                                                         -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                                            (e)               $1,563

                                CLASS G SHARES(C)

                                                        Year Ended      Year ended    Eleven Months ended    Year ended
                                                      September, 30   September 30,       September 30      October 31,
                                                           2005            2004              2003(a)            2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Fund redemptions received by PFPC
   Distributors, PDI and/or FD Distributors                                $19                $30               $46

                                CLASS T SHARES(D)

                                                        Year Ended      Year ended    Eleven Months ended    Year ended
                                                      September, 30   September 30,       September 30      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Predecessor Fund
   share sales                                                              $3               $1,167             $60
Aggregate CDSC on Fund redemptions retained by
   CMD, PFPC Distributors, PDI and/or FD
   Distributors                                                              0                    0               0

(a) The Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b)  Classes A, B and C shares were initially offered on November 25, 2002.

(c) On November 25, 2002, the Fund's Retail B shares were redesignated Class G shares.

(d) On November 25, 2002, the Fund's Retail A shares were redesignated Class T shares.

(e)  Rounds to less than one.


                                       ll

12B-1 PLAN, SHAREHOLDER SERVICING PLAN, CDSCS AND CONVERSION OF SHARES All of the Funds offer Class A, Class B, Class C, Class G, Class T and Class Z shares. The Funds may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act. Under the Plan, the Funds pay CMD monthly a service fee at an annual rate of 0.25% of each Fund's average daily net assets attributed to Class A, B and C shares. The Funds also pay CMD monthly a distribution fee at an annual rate of 0.10% of each Fund's average daily net assets attributed to Class A shares and 0.75% of each Fund's average daily net assets attributed to Class B and Class C shares.

For the current fiscal year, CMD intends to limit aggregate 12b-1 fees for Class A shares to 0.25%. The Funds also may pay CMD distribution and service fees up to a maximum of 1.15% of such Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, shareholder liaison services and administrative support services).

For the current fiscal year, the Fund's payments under the Plan for each of distribution services, shareholder liaison services and administrative support services will be limited to 0.95% (on an annualized basis) of the average daily net asset value of Class G shares owned of record or beneficially by customers of institutions. Such limitations may be revoked at any time. CMD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CMD's expenses, CMD may realize a profit from the fees. The Plan authorizes any other payments by the Funds to CMD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of the Funds' assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

Class T shares of the Funds are subject to a shareholder servicing fee pursuant to a Shareholder Servicing Plan. Under the Shareholder Servicing Plan, a Fund may enter into agreements with institutions pursuant to which an institution agrees to provide certain administrative and support services to its customers who are the beneficial owners of Class T shares. Services provided by such institutions to their customers include aggregating and processing purchase and redemption requests and placing net purchase and redemption orders. In return for providing these services, the Fund agrees to pay each institution a fee at an annual rate of up to 0.50%, comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services of the average daily net assets attributable to Class T shares owned beneficially by the institution's customers. Current service arrangements are limited to payments of 0.30% for the Funds.

Under the Shareholder Servicing Plan, the Trustees must review, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which those expenditures were made. The initial term of the Shareholder Servicing Plan is one year and it will continue in effect from year to year after its initial one-year term provided that its continuance is specifically approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Shareholder Servicing Plan or in any agreement related to it. Any material amendment to the Shareholder Servicing Plan must be approved in the same manner. The Shareholder Servicing Plan is terminable at any time with respect to any Fund by a vote of a majority of the Independent Trustees. While the Shareholder Servicing Plan is in effect, only the Independent Trustees may select and nominate any future Independent Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class G shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on when you purchased your shares that were exchanged for Class G shares. Class T shares are offered at net asset value plus varying sales charges which may include a CDSC. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectuses.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares mm
representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.

A certain number of years, depending on when you purchased your shares that were exchanged for Class G shares, after the end of the month in which you purchased your shares that were exchanged for Class G shares, such Class G shares and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class T shares having an equal value, which are not subject to the distribution fee. See Part 2 of this Statement of Additional Information for the CDSCs and conversion schedules applicable to Class G shares received in exchange for Retail B shares purchased or acquired prior to January 1, 2001.

SALES-RELATED EXPENSES (dollars in thousands) of CMD relating to the Funds for the fiscal year ended September 30, 2004, were (a):

                                                               ASSET ALLOCATION FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                         $5       $83       $ 4       $167      $641
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          1         1        (a)         3         9
Allocated travel, entertainment and other
   promotional expenses (including advertising)       3         2         1          6         4

                                                                    GROWTH FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                         $9       $133      $ 4       $174      $793
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          2          2       (a)         7         5
Allocated travel, entertainment and other
   promotional expenses (including advertising)       5          3        1         15        10

                                                                     VALUE FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                         $4       $38       $ 2       $32       $449
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          1         1         1         1          2
Allocated travel, entertainment and other
   promotional expenses (including advertising)       1         1        (a)        2          4

                                                                 COMMON STOCK FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                        $29       $61       $ 2       $92       $665
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          2         1        (a)        2          2
Allocated travel, entertainment and other
   promotional expenses (including advertising)       5         2        (a)        4          4


                                       nn

                                                                   SMALL CAP FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                        $786     $1,382     $649     $36        $478
Cost of sales material relating to the Fund
   (including printing and mailing expenses)         185         30       57      (a)         18
Allocated travel, entertainment and other
   promotional expenses (including advertising)      374         60      116       2          37

                                                                 SMALL COMPANY FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                        $21       $70       $11       $20       $237
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          5         2         1         1          1
Allocated travel, entertainment and other
   promotional expenses (including advertising)      10         3         2         2          3

                                                                   DIVIDEND FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                        $14       $160      $17       $26       $338
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          5          3        1        (a)         1
Allocated travel, entertainment and other
   promotional expenses (including advertising)       9          7        3         1          2

(a)  Rounds to less than one.

CUSTODIAN OF THE FUNDS

State Street Bank & Trust Company, located at 2 Avenue De Lafayette, Boston, MA 02111-2900, is the Funds' custodian. The custodian is responsible for safeguarding the Funds' cash and securities, receiving and delivering securities and collecting the Funds' interest and dividends.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE FUND

PricewaterhouseCoopers LLP, located at 125 High Street, Boston, Massachusetts 02110-1707, are the Fund's independent registered public accounting firm, providing audit and tax return review preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included for the fiscal year ended September 30, 2005, in reliance upon the report of PricewaterhouseCoopers LLP, given on the authority of said firm as experts in accounting and auditing.

Ernst & Young LLP located at 200 Clarendon Street, Boston, Massachusetts 02116, were the independent registered public accounting firm for the Funds and for the Predecessor Galaxy Funds for the period ended September 30, 2003 and the fiscal years ended October 31, 2002, 2001, 2000 and 1999. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the reports of Ernst & Young LLP, for the period ended September 30, 2003 and for the fiscal years ended October 31, 2002, 2001, 2000 and 1999 given on the authority of said firm as experts in accounting and auditing.


                                       oo

                      STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include the series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Columbia Funds Trust VIII, Columbia Funds Series Trust I (formerly named Columbia Funds Trust IX) and Columbia Funds Trust XI (each a Trust and together, the Trusts, also known as Fund Complex). In certain cases, the discussion applies to some, but not all, of the Funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING

In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.

SHORT SALES

A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

LOWER-RATED DEBT SECURITIES

Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the Fund's achievement of its investment goal; and

4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

COMMON STOCK, PREFERRED STOCK AND WARRANTS

Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the company's capital stock at a set price for a specified period of time.

FOREIGN SECURITIES

The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a sub-custodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

The Fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

EXCHANGE-TRADED FUNDS ("ETFS"). The Fund may invest in ETFs up to the maximum amount allowable under the 1940 Act. ETFs are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international.

ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.

The Fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders of the Fund may also indirectly bear similar expenses of an ETF.

ZERO COUPON SECURITIES (ZEROS)

The Fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)

The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSIT are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by a business to finance short-term needs (including promissory notes with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement in which the Fund would be allowed to invest directly.

CERTIFICATES OF DEPOSIT are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. TIME DEPOSITS are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central

Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund.

BANK OBLIGATIONS include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part 1 of this SAI. For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a Fund's assets that may be invested in STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component is usually volatile in response to changes in interest rates.

In U.S. TREASURY ROLLS, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

COMMERCIAL PAPER is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

STRIPPED OBLIGATIONS

To the extent consistent with their investment objective, Funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the Funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Funds' Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

MUNICIPAL SECURITIES

Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this SAI and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, each

Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

PRIVATE ACTIVITY BONDS

The Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

MUNICIPAL LEASE OBLIGATIONS

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

SECURITIES LOANS

The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

INTERFUND BORROWING AND LENDING

The Fund may lend money to and borrow money from other affiliated registered open-end investment companies. The Fund may borrow through the program when the Advisor believes borrowing is appropriate and the costs are equal to or lower than the costs of bank loans. When borrowing money, the Fund is subject to the risk that the securities the Fund acquires with the borrowed money or would otherwise have sold will decline in value. When lending money, the Fund is subject to the risk that the borrower will be unwilling or unable to make timely payments of interest or principal.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)

The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Fund from the transaction.

REITS

The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy.

ASSET-BACKED SECURITIES

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively lengthen the expected maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

CUSTODY RECEIPTS AND TRUST CERTIFICATES. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly "disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

LINE OF CREDIT

The Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goal and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian..

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities;

three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

MUNICIPAL BOND INDEX FUTURES CONTRACTS. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

OPTIONS ON FUTURES CONTRACTS. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The Funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

OPTIONS ON FOREIGN STOCK INDICES. The Funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

SWAP AGREEMENTS (SWAPS, CAPS, COLLARS AND FLOORS)

The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

EQUITY SWAPS

The Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

RISK FACTORS IN EQUITY SWAP TRANSACTIONS. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the portfolio managers do not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. See "Taxes" for information on tax risks associated with equity swaps.

FOREIGN CURRENCY TRANSACTIONS

The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

PARTICIPATION INTERESTS

The Fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

VARIABLE AND FLOATING RATE OBLIGATIONS

Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

If a variable or floating rate instrument is not rated, the Fund's Advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

CURRENCY SWAPS. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

GUARANTEED INVESTMENT CONTRACTS

Pursuant to guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.

The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.

BANK INVESTMENT CONTRACTS

Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the Funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

LOAN PARTICIPATIONS

Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

STRUCTURED INVESTMENTS

Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.

Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.

YANKEE OBLIGATIONS

Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

AMERICAN, EUROPEAN, CONTINENTAL AND GLOBAL DEPOSITARY RECEIPTS

American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

TEMPORARY CASH BALANCES

The Funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.

TAXES

In this section, all discussions of taxation at the shareholder and fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

FEDERAL TAXES. Although it may be one of several series in a single trust, the Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (Code). The Fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets.

To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer, other than U.S. government securities or other regulated investment companies; or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (c) distribute with respect to each year at least 90% of its taxable net investment income, its tax-exempt interest income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation , provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do not apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of
(c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. As a regulated investment company that is accorded special tax treatment, the Fund will not be subject to any federal income taxes on its net investment income and net realized capital gains that it distributes to shareholders on the form of dividends and in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" accorded special tax treatment in any taxable year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions (including any distributions of net tax-exempt income and net long-term capital gains) would generally be taxable as ordinary income to the shareholders, except to the extent they were treated as "qualified dividend income," as described below. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the federal corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends may be, however, includable in adjusted current earnings for purposes of computing corporate federal AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces tax basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.

FUND DISTRIBUTIONS. Distributions from the Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) will generally be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning on or before December 31, 2008.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price of the shareholder paid). Distributions are taxable whether received in cash or in Fund shares.

QUALIFIED DIVIDEND INCOME. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. With respect to a Fund investing in bonds, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

In general, distributions of investment income properly designated by the Fund as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt Fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder (but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes). The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

Income from certain "private activity bonds" issued after August 7, 1986, is treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time Fund shares are held by the shareholder.

A tax-exempt Fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the Fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users, as further defined in the Code. Income derived from the Fund's investments other than tax-exempt instruments may give rise to taxable income. The Fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of Fund shares to the extent of tax-exempt dividends paid during that period. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Under Treasury regulations, if on a disposition of Fund shares a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder will likely have to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. You are advised to consult with your tax advisor.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to backup withholding for taxpayers who fail to furnish a correct taxpayer identification number, who have under-reported dividend or interest income, or who fail to certify to the Fund that the shareholder is a United States person and is not subject to the withholding. This number and certification may be provided by either a Form W-9 or the accompanying application. In certain instances, CMS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This may produce a difference between the Fund's book income and its taxable income possibly accelerating distributions or converting distributions of book income and gains to returns of capital for book purposes.

If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal income tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund." A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

NON-U.S. SHAREHOLDERS. In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the recent legislation, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S.

person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Recent legislation modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the legislation, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning on September 1, 2005) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES (THIS SECTION IS APPLICABLE ONLY TO THE COLUMBIA TAX-MANAGED GROWTH FUND)

FEDERAL GIFT TAXES. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.

Under the Columbia Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceed $11,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.

Under the Columbia Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.

No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), including taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount, which is $1,000,000 for gifts made after December 31, 2001, and before January 1, 2010.

Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's Federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.

The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $22,000.

The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

GENERATION-SKIPPING TRANSFER TAXES

If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Columbia Advantage Plan and does not exceed the available annual exclusion amount. An exemption (the "GST exemption"), equal to $1.5 million in 2005, is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate (47% for gifts made in 2005) on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.

INCOME TAXES

The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Columbia Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.

Under the Columbia Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.

If the donor selects the Columbia Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 35%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 15%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.

When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

CONSULTATION WITH QUALIFIED ADVISOR

Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.

MANAGEMENT OF THE FUNDS The Advisor provides administrative and management services to the Funds. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. (NPMI), merged into Columbia Management Advisors, Inc. Each of the four merging companies was a registered investment advisor and advised various Funds in the Fund Complex. The Advisor, located at 100 Federal Street, Boston, Massachusetts 02110, is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. The Advisor has been an investment advisor since 1969.

In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. (NFMI), a subsidiary of NPMI and a registered investment advisor that advised several Funds in the Fund Complex, merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the Advisor to the Funds previously advised by NFMI.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 49)        Trustee       1996       Executive Vice President -         101        Nash Finch Company (food
P.O. Box 66100                                             Strategy of United Airlines                         distributor)
Chicago, IL 60666                                          (airline) since December,
                                                           2002 (formerly President of
                                                           UAL Loyalty Services
                                                           (airline) from September,
                                                           2001 to December, 2002;
                                                           Executive Vice President
                                                           and Chief Financial Officer
                                                           of United Airlines from
                                                           July, 1999 to September,
                                                           2001; Senior Vice
                                                           President-Finance from
                                                           March, 1993 to July, 1999).

Janet Langford Kelly (Age 47)     Trustee       1996       Partner, Zelle, Hofmann,           101                    None
9534 W. Gull Lake Drive                                    Voelbel, Mason & Gette LLP
Richland, MI 49083-8530                                    (law firm) since March,
                                                           2005; Adjunct Professor of
                                                           Law, Northwestern
                                                           University, since
                                                           September, 2004 (formerly
                                                           Chief Administrative
                                                           Officer and Senior Vice
                                                           President, Kmart Holding
                                                           Corporation (consumer
                                                           goods), from September,
                                                           2003 to March, 2004;
                                                           Executive Vice
                                                           President-Corporate
                                                           Development and
                                                           Administration, General
                                                           Counsel and Secretary,
                                                           Kellogg Company (food
                                                           manufacturer), from
                                                           September, 1999 to August,
                                                           2003; Senior Vice
                                                           President, Secretary and
                                                           General Counsel, Sara Lee
                                                           Corporation (branded,
                                                           packaged, consumer-products
                                                           manufacturer) from January,
                                                           1995 to September, 1999).

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Richard W. Lowry (Age 69)         Trustee       1995       Private Investor since            103(3)                  None
10701 Charleston Drive                                     August, 1987 (formerly
Vero Beach, FL 32963                                       Chairman and Chief
                                                           Executive Officer, U.S.
                                                           Plywood Corporation
                                                           (building products
                                                           manufacturer)).

Charles R. Nelson (Age 62)        Trustee       1981       Professor of Economics,           101                     None
Department of Economics                                    University of Washington,
University of Washington                                   since January, 1976; Ford
Seattle, WA 98195                                          and Louisa Van Voorhis
                                                           Professor of Political
                                                           Economy, University of
                                                           Washington, since
                                                           September, 1993 (formerly
                                                           Director, Institute for
                                                           Economic Research,
                                                           University of Washington
                                                           from September, 2001 to
                                                           June, 2003); Adjunct
                                                           Professor of Statistics,
                                                           University of Washington,
                                                           since September, 1980;
                                                           Associate Editor, Journal
                                                           of Money Credit and
                                                           Banking, since September,
                                                           1993; consultant on
                                                           econometric and statistical
                                                           matters.

John J. Neuhauser (Age 62)        Trustee       1985       Academic Vice President and       103(3)        Saucony, Inc. (athletic
84 College Road                                            Dean of Faculties since                                footwear)
Chestnut Hill, MA 02467-3838                               August, 1999, Boston
                                                           College (formerly Dean,
                                                           Boston College School of
                                                           Management from September,
                                                           1977 to August, 1999).

Patrick J. Simpson (Age 61)       Trustee       2000       Partner, Perkins Coie             101                     None
1120 N.W. Couch Street                                     L.L.P. (law firm).
Tenth Floor
Portland, OR 97209-4128

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas E. Stitzel (Age 69)        Trustee       1998       Business Consultant since          101                    None
2208 Tawny Woods Place                                     1999 (formerly Professor of
Boise, ID 83706                                            Finance from 1975 to 1999,
                                                           College of Business, Boise
                                                           State University);
                                                           Chartered Financial
                                                           Analyst.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 68)       Trustee       1996       Partner and Senior Advisor,        101            Anixter International
8 Sound Shore Drive,                and                    Chicago Growth Partners                             (network support
Suite 285                        Chairman                  (private equity investing)                       equipment distributor);
Greenwich, CT 06830               of the                   since September, 2004                              Ventas, Inc. (real
                                   Board                   (formerly Managing                                  estate investment
                                                           Director, William Blair                            trust); Jones Lang
                                                           Capital Partners (private                         LaSalle (real estate
                                                           equity investing) from                          management services) and
                                                           September, 1994 to                                Ambac Financial Group
                                                           September, 2004).                                  (financial guaranty
                                                                                                                  insurance)

Anne-Lee Verville (Age 59)        Trustee       1998       Retired since 1997                 101          Chairman of the Board of
359 Stickney Hill Road                                     (formerly General Manager,                      Directors, Enesco Group,
Hopkinton, NH 03229                                        Global Education Industry,                      Inc. (designer, importer
                                                           IBM Corporation (computer                          and distributor of
                                                           and technology) from 1994                             giftware and
                                                           to 1997).                                             collectibles)

Richard L. Woolworth (Age 64)     Trustee       1991       Retired since December 2003        101            Northwest Natural Gas
100 S.W. Market Street                                     (formerly Chairman and                          Co. (natural gas service
#1500                                                      Chief Executive Officer,                                provider)
Portland, OR 97207                                         The Regence Group (regional
                                                           health insurer); Chairman
                                                           and Chief Executive
                                                           Officer, BlueCross
                                                           BlueShield of Oregon;
                                                           Certified Public
                                                           Accountant, Arthur Young &
                                                           Company)

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
INTERESTED TRUSTEE
William E. Mayer(2) (Age 65)      Trustee       1994       Partner, Park Avenue Equity       103(3)         Lee Enterprises (print
399 Park Avenue                                            Partners (private equity)                        media), WR Hambrecht +
Suite 3204                                                 since February, 1999                             Co. (financial service
New York, NY 10022                                         (formerly Partner,                                 provider); Reader's
                                                           Development Capital LLC                           Digest (publishing);
                                                           from November, 1996 to                             OPENFIELD Solutions
                                                           February, 1999).                                    (retail industry
                                                                                                             technology provider)

(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

                                              Year First
                                              Elected or
                                  Position     Appointed                            Principal Occupation(s)
     Name, Address and Age       with Funds    to Office                             During Past Five Years
------------------------------   ----------   ----------   -------------------------------------------------------------------------
OFFICERS
Christopher L. Wilson (Age 48)    President      2004      Head of Mutual Funds since August, 2004 and Senior Vice President of the
One Financial Center                                       Advisor since January, 2005; President of the Columbia Funds, Liberty
Boston, MA 02111                                           Funds and Stein Roe Funds since October, 2004; President and Chief
                                                           Executive Officer of the Nations Funds since January, 2005; President of the Galaxy Funds since April 2005; Director of Bank of America Global
                                                           Liquidity Funds, plc since May 2005; Director of Banc of America Capital
                                                           Management (Ireland), Limited since May 2005; Senior Vice President of
                                                           BACAP Distributors LLC since January, 2005; Director of FIM Funding, Inc.
                                                           since January, 2005; Senior Vice President of Columbia Management
                                                           Distributors, Inc. since January, 2005; Director of Columbia Management
                                                           Services, Inc. since January, 2005 (formerly President and Chief
                                                           Executive Officer, CDC IXIS Asset Management Services, Inc. from
                                                           September, 1998 to August, 2004).

J. Kevin Connaughton (Age 40)     Treasurer      2000      Treasurer of the Columbia Funds since October, 2003 and of the Liberty
One Financial Center                                       Funds, Stein Roe Funds and All-Star Funds since December, 2000; Vice
Boston, MA 02111                                           President of the Advisor since April, 2003 (formerly President of the
                                                           Columbia Funds, Liberty Funds and Stein Roe Funds from February, 2004 to
                                                           October, 2004; Chief Accounting Officer and Controller of the Liberty
                                                           Funds and All-Star Funds from February, 1998 to October, 2000); Treasurer of the Galaxy Funds since September, 2002 (formerly Treasurer from
                                                           December, 2002 to December, 2004 and President from February, 2004 to
                                                           December, 2004 of the Columbia Management Multi-Strategy Hedge Fund, LLC;
                                                           Vice President of Colonial Management Associates, Inc. from February,
                                                           1998 to October, 2000).

Mary Joan Hoene (Age 55)           Senior        2004      Senior Vice President and Chief Compliance Officer of the Columbia Funds,
100 Federal Street                  Vice                   Liberty Funds, Stein Roe Funds and All-Star Funds since August, 2004;
Boston, MA 02110                  President                Chief Compliance Officer of the Columbia Management Multi-Strategy Hedge
                                  and Chief                Fund, LLC since August, 2004; Chief Compliance Officer of the BACAP
                                 Compliance                Alternative Multi-Strategy Hedge Fund LLC since October, 2004 (formerly
                                   Officer                 Partner, Carter, Ledyard & Milburn LLP from January, 2001 to August,
                                                           2004; Counsel, Carter, Ledyard & Milburn LLP from November, 1999 to
                                                           December, 2000; Vice President and Counsel, Equitable Life Assurance
                                                           Society of the United States from April, 1998 to November, 1999).

Michael G. Clarke (Age 35)          Chief        2004      Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein Roe
One Financial Center             Accounting                Funds and All-Star Funds since October, 2004 (formerly Controller of the
Boston, MA 02111                   Officer                 Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds from
                                                           May, 2004 to October, 2004; Assistant Treasurer from June, 2002 to May,
                                                           2004; Vice

                                                           President, Product Strategy & Development of the Liberty Funds and Stein
                                                           Roe Funds from February, 2001 to June, 2002; Assistant Treasurer of the
                                                           Liberty Funds, Stein Roe Funds and the All-Star Funds from August, 1999 to February, 2001; Audit Manager, Deloitte & Toche LLP from May, 1997 to
                                                           August, 1999).

Jeffrey R. Coleman (Age 35)      Controller      2004      Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                       All-Star Funds since October, 2004 (formerly Vice President of CDC IXIS
Boston, MA 02111                                           Asset Management Services, Inc. and Deputy Treasurer of the CDC Nvest
                                                           Funds and Loomis Sayles Funds from February, 2003 to September, 2004;
                                                           Assistant Vice President of CDC IXIS Asset Management Services, Inc. and
                                                           Assistant Treasurer of the CDC Nvest Funds from August, 2000 to February,
                                                           2003; Tax Manager of PFPC, Inc. from November, 1996 to August, 2000).

R. Scott Henderson (Age 45)       Secretary      2004      Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds since
One Financial Center                                       December, 2004 (formerly Of Counsel, Bingham McCutchen from April, 2001
Boston, MA 02111                                           to September, 2004; Executive Director and General Counsel, Massachusetts
                                                           Pension Reserves Investment Management Board from September, 1997 to
                                                           March, 2001).

Trustee Positions

As of December 31, 2004, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity.

General

Messrs. Lowry, Mayer and Neuhauser are also trustees/directors of the Liberty All-Star Funds.

The Trustees serve as trustees of 101 registered investment companies managed by the Advisor for which each Trustee receives a retainer at the annual rate of $45,000 and an attendance fee of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December, 2003, Mr. Theobald began serving as the Chairman of the Board. As the independent chairman of the board, Mr. Theobald receives a supplemental retainer at the annual rate of of $100,000; the chair of the Audit Committee receives a supplemental retainer at the annual rate of $10,000; the chair of each other committee receives a supplemental retainer at the annual rate of $5,000. Members of each committee, except the Audit Committee, receive $1,500 for each committee meeting. Each Audit Committee member receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 133 open-end and 10 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

MANAGEMENT AGREEMENT

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. Columbia Management Distributors, Inc. (formerly named Columbia Funds Distributor, Inc.) pays the cost of printing and distributing all other Prospectuses.

ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO CERTAIN FUNDS AND THEIR RESPECTIVE TRUSTS. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION REGARDING YOUR FUND).

Under an Administration Agreement, the Advisor, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

          (a)  providing office space, equipment and clerical personnel;

          (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund;

          (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

          (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

          (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

          (f)  maintaining certain books and records of each Fund.

With respect to Columbia Money Market Fund (formerly named Liberty Money Market
Fund) and Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund), the Administration Agreement for these Funds provides that the Advisor will monitor compliance by the Fund with Rule 2a-7 under the 1940 Act and report to the Trustees from time to time with respect thereto. The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

TRUST SERVICES AGREEMENT

Pursuant to a Trust Services Agreement, CMS provides the Columbia Tax-Managed Growth Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. CMS's fee is described in the Prospectuses of the Columbia Tax-Managed Growth Fund.

THE PRICING AND BOOKKEEPING AGREEMENT

The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement. SEE "FUND CHARGES AND EXPENSES" IN
PART 1 OF THIS SAI FOR INFORMATION ON THESE FEES.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the Funds. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The Funds and clients advised by the Advisor or the Funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.

POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Advisor believes are faced by investment professionals at most major financial firms. The Advisor and the Trustees of the Columbia Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

          - The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

          - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

          - The trading of other accounts could be used to benefit higher-fee accounts (front- running).

          - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

"Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Advisor and the Funds' Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Columbia-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

The Advisor or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

A Fund's portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at the Advisor, including each Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Advisor and each Fund, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of each Fund.

BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute securities transactions for a Fund.

The Advisor places the transactions of the Funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the Funds' transactions where the Funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by Funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a Fund.

The Advisor may use the services of affiliated broker-dealers, when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

PRINCIPAL UNDERWRITER

CMD is the principal underwriter of the Trust's shares. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT

CMS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CMS is based on number of accounts plus reimbursement for certain out-of-pocket expenses. SEE

"FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY CMS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CMS or generally by 6 months' notice by CMS to the Fund. The agreement limits the liability of CMS to the Fund for loss or damage incurred by the Fund to situations involving a failure of CMS to use reasonable care or to act in good faith and without negligence in performing its duties under the agreement. The Fund will indemnify CMS from, among other things, any and all claims, actions, suits, losses, costs, damages, and expenses incurred by it in connection with its acceptance of this Agreement, provided that: (i) to the extent such claims, actions, suits, losses, costs, damages, or expenses relate solely to a particular series or group of series of shares, such indemnification shall be only out of the assets of that series or group of series; (ii) this indemnification shall not apply to actions or omissions constituting negligence or misconduct of CMS or its agents or contractors, including but not limited to willful misfeasance, bad faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under this Agreement; and (iii) CMS shall give a Fund prompt notice and reasonable opportunity to defend against any such claim or action in its own name or in the name of CMS.

CODE OF ETHICS

The Funds, the Advisor, and CMD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

ANTI-MONEY LAUNDERING COMPLIANCE

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account, halting all shareholder activity with respect to such account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

PROXY VOTING POLICIES AND FUND PROXY VOTING RECORD

The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

The Advisor's proxy voting guidelines and procedures are included in this SAI as Appendix II. In accordance with SEC regulations, the fund's proxy voting record for the last twelve-month period ended June 30 has been filed with the SEC. You may obtain a copy of the fund's proxy voting record (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Columbia Funds have adopted policies with respect to the disclosure of the Funds' portfolio holdings by the Funds, Columbia Management, or their affiliates. These policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Funds' website at www.columbiafunds.com, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Fund's policies are described below. The Trustees shall be updated as needed regarding the Fund's compliance with the policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Columbia Management and its affiliates. The Fund's policies prohibit Columbia Management and the Fund's other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund's shares, third-party service providers, rating and ranking organizations and affiliated persons of the Fund.

PUBLIC DISCLOSURES. The Fund's portfolio holdings are currently disclosed to the public through required filings with the SEC and, for equity and fixed income funds, on the Fund's website at www.columbiafunds.com. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund's fiscal year). Shareholders may obtain the Fund's Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Fund's Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

The equity and fixed income Columbia Funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:

                                                            FREQUENCY OF
   TYPE OF FUND              INFORMATION PROVIDED            DISCLOSURE            DATE OF WEB POSTING
------------------   ------------------------------------   ------------   ----------------------------------
   Equity Funds      Full portfolio holdings information.      Monthly      30 calendar days after month-end.
Fixed Income Funds   Full portfolio holdings information.     Quarterly    60 calendar days after quarter-end

The scope of the information provided relating to the Fund's portfolio that is made available on the website may change from time to time without prior notice.

For Columbia's money market funds, a complete list of a Fund's portfolio holdings shall be publicly available on a monthly basis on the fifth business date after month-end. Shareholders may request such information by writing or calling the Fund's distributor, Columbia Management Distributors, Inc. at the address listed on the cover of this SAI.

A Fund, Columbia Management or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

OTHER DISCLOSURES. The Fund's policies provide that non-public disclosures of the Fund's portfolio holdings may be made if (1) the Fund has a legitimate business purpose for making such disclosure, (2) the Fund's chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.

The Fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to Columbia Management and its affiliates, these service providers include the Fund's custodian and sub-custodians, the Fund's independent registered public accounting firm, legal counsel, financial printers(R.R. Donnelly & Sons and Bowne & Co., Inc.), the Fund's proxy voting service provider (Alamo Direct Mail Services, Inc.), the Fund's proxy solicitor (Georgeson Shareholder Communications Inc.), rating agencies that maintain ratings on certain Columbia Funds (Fitch, Inc.) and service providers that support Columbia Management's trading systems (InvestorTool, Inc. and Thomson Financial).These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. The Fund may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Certain clients of the Fund's investment adviser(s) may follow a strategy similar to that of the Fund, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Fund.

DETERMINATION OF NET ASSET VALUE

Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the official closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value following procedures approved by the Trust's Board of Trustees.

(The following two paragraphs are applicable only to Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund) and Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund))

Trading in securities on stock exchanges and over-the-counter markets in foreign securities markets is normally completed well before the close of the business day in New York. Trading on foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

AMORTIZED COST FOR MONEY MARKET FUNDS (SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "INFORMATION CONCERNING THE FUND" IN PART 1 OF THE SAI OF COLUMBIA MONEY MARKET FUND (FORMERLY NAMED LIBERTY MONEY MARKET FUND) AND COLUMBIA MUNICIPAL MONEY MARKET FUND (FORMERLY NAMED LIBERTY MUNICIPAL MONEY MARKET
FUND))

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Under the amortized cost method a security is initially valued at cost and thereafter any discount or premium from maturity value is amortized ratably to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. If a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Columbia Money Market Fund (formerly named Liberty Money Market Fund) or the Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund) for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund may accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CMS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Investors should understand that, since the offering price of the Fund's shares is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge paid as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CMD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CMD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CMD may from time to time reallow additional amounts to all or certain FSFs. CMD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CMD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars. Travelers checks, gift checks, credit card convenience checks, credit cards, cash and ban counter (starter checks) are not accepted.

CMS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CMS, provided the new FSF has a sales agreement with CMD.

Shares credited to an account are transferable upon written instructions in good order to CMS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you may send the certificates to CMS for deposit to your account.

In addition to the commissions specified in a Fund's prospectus and this SAI, CMD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that CMD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CMD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, CMD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.

In addition, CMD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.

CMD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:

1st Global Capital Corp
401 Company
ABN AMRO Trust Services
ADP Retirement Services
Advest
AEGON/Transamerica
AG Edwards
American Century Services
American Express
AMG
AON Consulting
AST Trust Company
Banc of America Investment Services
BancOne
Bear Stearns
Benefit Plan Administrators
Bidwell & Company
BNY Clearing
C N A Trust
Charles Schwab
CIBC Oppenheimer
Citigroup Global Markets
CitiStreet Associates LLC
City National Bank
City of Milwaukee
Columbia Trust Company
Commonwealth Financial
Compensation & Capital
CPI Qualified Plan Consultants
Daily Access Concepts
Davenport & Company
Delaware Investments
Digital Retirement Solutions
Discover Brokerage
Dreyfus/Mellon
Edgewood Services
Edward Jones

E-Trade,
ExpertPlan
FAS Liberty Life Spectrum
Ferris Baker Watts
Fidelity
Financial Data Services
Franklin Templeton
Freeman Welwood
Gem Group
Great West Life
Hewitt Associates LLC
Huntington Bank
ING
Intermountain Health Care
Investmart, Inc.
Investment Manager Services (IMS)
Janney Montgomery Scott
JJB Hilliard Lyons
JP Morgan/American Century
Kenney Investments
Kirkpatrick Pettis Smith Polian Inc
Legg Mason Wood Walker
Liberty Life
Lincoln Financial
Lincoln Life
Linsco Private Ledger
M & T Securities
Marquette Trust Company
Mass Mutual Life
Matrix Settlement & Clearance Services (MSCS)
McDonald Investments
Merrill Lynch
MetLife
MFS
Mfund Trax
MidAtlantic Capital
Milliman USA
Morgan Keegan
Morgan Stanley Dean Witter
PFPC
Nationwide Investment Services
Neuberger Berman Mgmt
NFP Securities
NSD -NetStock Sharebuilder
NYLife Distributors
Optimum Investment Advisors
Orbitex
Pershing LLC
Phoenix Home Life
Piper Jaffray
PNC
PPI Employee Benefits
Private Bank & Trust
Prudential
Putnam Investments
Raymond James
RBC Dain Rausher
Robert W Baird
Royal Alliance
RSM McGladrey Inc.

Safeco
Scott & Stringfellow
Scudder Investments
Security Benefit
Segall Bryant Hamill
South Trust Securities
Southwest Securities
Standard Insurance
Stanton Group
State of NY Deferred Compensation Plan
Stephens, Inc.
Stifel Nicolaus & Co
Strong Capital
Sungard T Rowe Price
Trustar Retirement Services
Trustlynx/Datalynx
UBS Financial Services
USAA Investment Management
Vanguard
Wachovia
TD Waterhouse
Webster Investment Services
Wells Fargo
Wilmington Trust

PLEASE CONTACT YOUR FSF OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY
RECEIVE.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most Funds advised by the Advisor may be purchased through the Automatic Investment Plan. Electronic fund transfers for a fixed amount of at least $50 ($25 for IRA) are used to purchase a Fund's shares at the public offering price next determined after CMD receives the proceeds. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CMD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, D, T, G and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any fund distributed by CMD in which you have a current balance of at least $5,000 into the same class of shares of up to five other Funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Sales charges may apply if exchanging from a money market fund. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC or sales charges.

Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Management Services, Inc. (formerly named Columbia Funds Services, Inc.) (CMS) P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or financial advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CMD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" below for more information.

CLASS T SHAREHOLDER SERVICES PLAN. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the Trusts plan to enter into servicing agreements with institutions (including Bank of America Corporation and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each Fund other than the Columbia Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the Fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares;
(ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.

The payments under the servicing agreements entered into as of the date of this SAI are limited to an aggregate fee of not more than 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.15% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The Funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.

Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such Funds on any day do not exceed the income to be accrued to such Class T shares on that day.

The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the Funds. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Columbia's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.

TAX-SHELTERED RETIREMENT PLANS (Retirement Plans). CMD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Management prototype plans offered through CMD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CMD.

Participants in Retirement Plans not sponsored by CTC, not including Individual Retirement Accounts (IRAs), may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with CMS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CMS. The close out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any Fund distributed by CMD, or if the Retirement Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling CMS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification numbers available when calling.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CMS for more information at 1-800-345-6611.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHTS OF ACCUMULATION (Columbia Class A and Class T shares, Nations Class A shares and Galaxy Retail A shares only) (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase of Class A or Class T shares with prior purchases of other funds and classes distributed by CMD. The applicable sales charge is based on the combined total of:

1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all shares of funds for which CMD serves as distributor (Funds) held by the shareholder.

CMD must be promptly notified of each purchase with respect to which a shareholder is entitled to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CMS. A Fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A, Class E and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all fund shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund)). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CMS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement (provided the FSF returns to CMD the excess commission previously paid during the thirteen-month period). The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price.

If the amount of the Statement is not purchased, the shareholder shall remit to CMD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CMS will redeem escrowed Class A, E or T shares with a value equal to such difference. The additional FSF commission will be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CMS at 1-800-345-6611.

NET ASSET VALUE ELIGIBILITY GUIDELINES (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS).

1. Employees, brokers and various relationships that are allowed to buy at NAV. Class A shares of certain Funds may be sold at (NAV) to the following individuals, whether currently employed or retired: Employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries; Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CMD, or its successors and companies affiliated with the Advisor; Registered representatives and employees of Financial Service Firms (including their affiliates) that are parties to dealer agreements or other sales arrangements with CMD; Nations Funds' Trustees, Directors and employees of its investment sub-advisers; Broker/Dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes; employees or partners of any contractual service provider to the funds

     NAV eligibility for Class A purchase also applies to the families of the parties listed above and their beneficial accounts. Family members include: spouse, parent, stepparent, legal guardian, child, stepchild, father-in-law and mother-in-law.

     Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

     Registered broker/dealer firms that have entered into a Nations Funds dealer agreement with BACAP Distributors, LLC may buy Class A shares without paying a front-end sales charge for their investment account only.

     Banks, trust companies and thrift institutions, acting as fiduciaries.

2. Grandfathered investors. Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may purchase Class A shares of any Fund at NAV in those cases where a Columbia Fund Class Z share is not available.

     Shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at (NAV) will continue to be eligible for NAV purchases into those Nations Fund accounts opened through August 19, 2005.

     Galaxy Fund shareholders prior to December 1, 1995; and shareholders who
     (i) purchased Galaxy Fund Prime A shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.

     (For Class T shares only) Shareholders who (i) purchased Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

3. Reinstatement. Subject to the fund policy on trading of fund shares, an investor who has redeemed class A, B, C, D, G or T shares may, upon request, reinstate within 1 year a portion or all of the proceeds of such sales in shares of class A of any fund at the NAV next determined after Columbia Management Services, Inc. received a written reinstatement request and payment.

4. Retirement Plans. Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with CMD pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

5. Non-U.S. Investors. Certain pension, profit-sharing or other employee benefit plans offered to non-US investors may be eligible to purchase Class A shares with no sales charge.

6. Reorganizations. At the Fund's discretion, NAV eligibility may apply to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

7. Rights of Accumulation (ROA). The value of eligible accounts, regardless of class, maintained by you and you and your immediate family may be combined with the value of your current purchase to reach a sales discount level and to obtain the lower sales charge for your current purchase.

8. Letters of Intent (LOI). You may pay a lower sales charge when purchasing class A shares by signing a letter of intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the LOI within 13 months. If your LOI purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Class A, B, C, D, E, matured F, G and T shares) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act
     (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CMS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value at the time that the SWP is established. Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met. For redemptions in excess of 12% of the account's value at the time that the SWP is established, a CDSC will be charged on the SWP redemption. The 12% limit does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by CMD.

6. Qualified Retirement Plans. CDSCs may be waived on CMD shares sold by employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must be a participant in an alliance program th at has signed an agreement with Columbia Funds or CMD.

7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and
     (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

8. Return of Commission. CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

9. Non-U.S. Investors. CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

10. IRS Section 401 and 457. CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under
     Section 401 or 457 of the tax code.

11. Medical Payments. CDSCs may be waived on shares redeemed for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

12. Plans of Reorganization. At the Funds' discretion, CDSCs may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a fund is a party.

13. Charitable Giving Program. CDSCs may be waived on the sale of Class C or Class D shares sold by a non-profit organization qualified under Section 501(c)(3) of the tax code in connection with the Banc of America Capital Management Charitable Giving Program.

14. The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling or delay sending proceeds from your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction to CMS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CMS and many banks. Additional documentation may be required for sales by corporations, agents, fiduciaries, surviving joint owners, individual retirement account holders and other legal entities. Call CMS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, FSF's are responsible for furnishing all necessary documentation to CMS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN (SWP). The shareholder may establish a SWP. A specified dollar amount, share amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawalsof shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their share account may do so but may be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CMS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in "street name" must be made payable to the back office via the NSCC.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions by check and ACH are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, to a pre-existing bank account or furnishing a signature guaranteed request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CMS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address account and taxpayer identification numbers. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions apply to retirement plan accounts.

CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A and Z shares of certain Funds)

Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CMS will provide checks to be drawn on Mellon Trust of New England, N.A. (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks., However, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON-CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, a Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

INFORMATION APPLICABLE TO CLASS G AND CLASS T SHARES

The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the Funds are subject to a front-end sales charge. Investments in Class G shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.15% and 0.30%, respectively, of the Fund's average daily net assets attributable to its Class T shares. Class G shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.80% and 0.95%, respectively, of the Fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares. Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.

CLASS T SHARES. The public offering price for Class T shares of the Funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 to $25,000,000. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                                    REALLOWANCE TO
                                     REALLOWANCE TO DEALERS        DEALERS AS A % OF
                                    AS A % OF OFFERING PRICE        OFFERING PRICE
      AMOUNT OF TRANSACTION          PER SHARE - BOND FUNDS    PER SHARE - EQUITY FUNDS
      ---------------------         ------------------------   ------------------------
Less than $50,000                             4.25                       5.00
$50,000 but less than $100,000                3.75                       3.75
$100,000 but less than $250,000               2.75                       2.75
$250,000 but less than $500,000               2.00                       2.00
$500,000 but less than $1,000,000             1.75                       1.75
$1,000,000 and over                           0.00                       0.00

The appropriate reallowance to dealers will be paid by CMD to broker-dealer organizations which have entered into agreements with CMD. The reallowance to dealers may be changed from time to time.

Certain affiliates of the Advisor may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of Bank of America Corporation's affiliates.

INFORMATION APPLICABLE TO CERTAIN CLASS G SHARES RECEIVED BY FORMER GALAXY FUND RETAIL B SHAREHOLDERS IN CONNECTION WITH THE GALAXY/LIBERTY REORGANIZATION. The following table describes the CDSC schedul e applicable to Class G shares received by former Galaxy Fund Retail B shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 None

Class G shares received in exchange for Galaxy Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares seven years after purchase. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Asset Allocation Fund and/or International Equity Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.50
Through second year                   5.00
Through third year                    4.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Through the seventh year              None
Longer than seven years               None

If you acquired Retail B Shares in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class T shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

CLASS G SHARES PURCHASED AFTER THE GALAXY/LIBERTY REORGANIZATION. The public offering price for Class G shares of the Funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within seven years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from CMD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Columbia may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a Fund. See "Class T Shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to CMD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares. Class G shares of a Fund will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow CMD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.

Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - (i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a Fund, and subsequently acquires additional Class G shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the Fund, including those acquired through reinvestment, will convert to Class T shares of the Fund on the same date.

INFORMATION APPLICABLE TO CERTAIN CLASS B SHAREHOLDERS

Except for the following, Class B Share Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.

The following table describes the CDSC schedule applicable to Class B shares received by Galaxy Quality Plus Bond Fund shareholders in exchange for Prime B Shares in connection with the Galaxy/Liberty reorganization.

SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

     Automatic conversion to Class A shares occurs eight years after purchase.

     The Class B share discount program for purchases of $250,000 or more is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

INFORMATION APPLICABLE TO CERTAIN CLASS A SHAREHOLDERS:

     Except as set forth in the following paragraph, Class A share CDSCs are described in the Prospectuses:

     Class A shares received by former Galaxy High Quality Bond Fund shareholders in exchange for Prime A Shares in connection with the Galaxy/Liberty reorganization of that Fund are subject to a 1% CDSC upon redemption of such Class A shares if the Prime A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.

Shares of some Funds that pay daily dividends (include Funds) will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. Shares of some Funds that pay daily dividends (exclude Funds) Columbia will be earned starting with the day after that Fund receives payments for the shares. To determine whether a particular Fund is an include or exclude fund, customers can call 1-800-345-6611.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of certain other funds. The prospectus of each Fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange Consult CMS before requesting an exchange.

If you acquire Class A shares of an international fund by exchange from any other fund, you will not be permitted to exchange those shares into another fund for 30 calendar days, although you may redeem those shares at any time. An exchange order received prior to the expiration of the 30-day period will not be honored.

By calling CMS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CMS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CMS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CMS may require customary additional documentation. Prospectuses of the other Funds are available from the CMD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

Consult your FSF or CMS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund. Sales charges may apply for exchanges from money market funds.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Trust has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2005. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust's By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series. Shares of each Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

          Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

          Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

AAA bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

AA bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

BA bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Prime-1 Highest Quality
          Prime-2 Higher Quality
          Prime-3 High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these securities, and 'D' represents the lowest potential for recovery.

                                   APPENDIX II

                   COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA")
                      PROXY VOTING POLICIES AND PROCEDURES
                 ADOPTED JULY 1, 2003 AND REVISED MARCH 4, 2005

POLICY:

ALL PROXIES(1) REGARDING CLIENT SECURITIES FOR WHICH COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA") HAS ASSUMED AUTHORITY TO VOTE SHALL, UNLESS CMA DETERMINES IN ACCORDANCE WITH POLICIES STATED BELOW TO ABSTAIN FROM VOTING, BE VOTED IN A MANNER CONSIDERED BY CMA TO BE IN THE BEST INTEREST OF CMA'S CLIENTS, INCLUDING THE CMG FAMILY FUNDS(2) AND THEIR SHAREHOLDERS, WITHOUT REGARD TO ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES. THE BEST INTEREST OF CLIENTS IS DEFINED FOR THIS PURPOSE AS THE INTEREST OF ENHANCING OR PROTECTING THE ECONOMIC VALUE OF CLIENT ACCOUNTS, CONSIDERED AS A GROUP RATHER THAN INDIVIDUALLY, AS CMA DETERMINES IN ITS SOLE AND ABSOLUTE DISCRETION. IN THE EVENT A CLIENT BELIEVES THAT ITS OTHER INTERESTS REQUIRE A DIFFERENT VOTE, CMA SHALL VOTE AS THE CLIENT CLEARLY INSTRUCTS, PROVIDED CMA RECEIVES SUCH INSTRUCTIONS IN TIME TO ACT ACCORDINGLY.

CMA ENDEAVORS TO VOTE, IN ACCORDANCE WITH THIS POLICY, ALL PROXIES OF WHICH IT BECOMES AWARE, SUBJECT TO THE FOLLOWING EXCEPTIONS (UNLESS OTHERWISE AGREED) WHEN CMA EXPECTS TO ROUTINELY ABSTAIN FROM VOTING:

     1. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE THE SECURITY HAS BEEN LOANED FROM THE CLIENT'S ACCOUNT.

     2. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE CMA DEEMS THE COSTS TO THE CLIENT AND/OR THE ADMINISTRATIVE INCONVENIENCE OF VOTING THE SECURITY (E.G., SOME FOREIGN SECURITIES) OUTWEIGH THE BENEFIT OF DOING SO.

CMA SEEKS TO AVOID THE OCCURRENCE OF ACTUAL OR APPARENT MATERIAL CONFLICTS OF INTEREST IN THE PROXY VOTING PROCESS BY VOTING IN ACCORDANCE WITH PREDETERMINED VOTING GUIDELINES, AS STATED BELOW. FOR THOSE PROXY PROPOSALS THAT REQUIRE SPECIAL CONSIDERATION OR IN INSTANCES WHERE SPECIAL CIRCUMSTANCES MAY REQUIRE VARYING FROM THE PREDETERMINED GUIDELINES, THE CMG PROXY COMMITTEE WILL DETERMINE THE BEST INTEREST OF CMA'S CLIENTS AND VOTE ACCORDINGLY, WITHOUT CONSIDERATION OF ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES.

OVERVIEW:

CMA's policy is based upon its fiduciary obligation to act in its clients' best interest. Citing this obligation, the SEC has adopted rules pursuant to the Investment Advisers Act of 1940 and Investment Company Act of 1940 with respect to proxy voting.

PROCEDURE:

I. ACCOUNT POLICIES

Except as otherwise directed by the client, CMA shall vote as follows:

SEPARATELY MANAGED ACCOUNTS

CMA shall vote proxies on securities held in its separately managed accounts.

COLUMBIA TRUST COMPANY (CTC) TRUST POOLS

CMA shall vote proxies on securities held in the trust pools.

CMG FAMILY FUNDS/CMA FUND TRUST

CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

COLUMBIA PRIVATE PORTFOLIO

CMA shall vote proxies on securities held in its separately managed accounts.

ALTERNATIVE INVESTMENT GROUP

----------
(1) The term "proxy" as used herein refers to consents, elections and authorizations solicited by any party with respect to securities of any sort.

(2) A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

CMA's clients may invest in securities ("Alternative Investments") issued by alternative investment vehicles (i.e. hedge funds, private equity funds, and other alternative investment pools) that are structured as private limited partnerships ("LPs"), limited liability companies ("LLCs") or offshore corporations. Generally, CMA's Alternative Investment Group ("AIG") is the platform through which CMA provides advisory services relating to Alternative Investments.

The voting rights of Alternative Investments generally are rights of contract set forth in the limited liability company or limited partnership agreement, in the case of LLCs and LPs, or Memorandum and Articles of Association or By-laws, in the case of offshore corporations. Also, as privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, proxies are not solicited regarding Alternative Investment vehicles. Instead, consents may be solicited from members, limited partners or shareholders.

Because of the unique characteristics of Alternative Investments, CMA has a tailored process for voting Alternative Investment proxies and consents.

Process

AIG will vote all Alternative Investment proxies and consents in accordance with this Policy. The committee voting AIG proxies consists of AIG senior management, investment and operations professionals. Conflicts of interest are to be monitored and resolved as set forth in this Policy.

II. PROXY COMMITTEE

CMA shall establish a Proxy Committee whose standing members shall include the head of core equity, head of value, head of growth, head of income strategies, head of equity research and head of fixed income research. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf.

The Proxy Committee's functions shall include, in part,

          (a) direction of the vote on proposals where there has been a recommendation to the Committee, pursuant to Section IV.B, not to vote according to the predetermined Voting Guidelines stated in Section IV.A or on proposals which require special, individual consideration in accordance with Section IV.C;

          (b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

          (c) review at least annually of existing Voting Guidelines and need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

          (d) development and modification of Voting Procedures, as stated in
          Section V, as it deems appropriate or necessary.

The Proxy Committee shall establish a charter, which shall set forth the Committee's purpose, membership and operation. The Committee's charter shall be consistent, in all material respects, with this policy and procedure.

III. CONFLICTS OF INTEREST

With Other Bank of America Businesses

Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

Within CMA

Conflicts of interest may also arise from the business activities of CMA. For example, CMA might manage (or be seeking to manage) the assets of a benefit plan for an issuer. CMA may also be presented with an actual or apparent conflict of interest where proxies of securities issued by BAC or a CMG Family Fund, for which CMA serves as investment adviser, are to be voted for a client's account.

Management of Conflicts

CMA's policy is to always vote proxies in the best interest of its clients, as a whole, without regard to its own self-interest or that of its affiliates. BAC as well as CMA has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

          1. BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or (as in the case of BACAP associates) non-trust fiduciary responsibilities, including investment decision-making and proxy voting.

          2. In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.

          3. Within CMA, CMA's Code of Ethics affirmatively requires that associates of CMA act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's Clients.

          4. By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

               - To disclose to the chairperson of the Proxy Committee and the chairperson to the head of CMG Compliance any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA shall vote proxies. In the event the chairperson of the Proxy Committee has a conflict of interest regarding a given matter, he or she shall abstain from participating in the Committee's determination of whether and/or how to vote in the matter; and

               - To refrain from taking into consideration, in the decision as to whether or how CMA shall vote proxies:

                    - The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

                    - Any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of CMA or BAC.

Where a material conflict of interest is determined to have arisen in the proxy voting process that may not be adequately mitigated by voting in accordance with the predetermined Voting Guidelines, CMA's policy is to invoke one or more of the following conflict management procedures:

1. Convene the Proxy Committee for the purpose of voting the affected proxies in a manner that is free of the conflict.

2. Causing the proxies to be voted in accordance with the recommendations of a qualified, independent third party, which may include CMA's proxy voting agent.

3. In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

IV. VOTING GUIDELINES

A. THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING PROXIES:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

     - Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

          However, CMA generally will WITHHOLD votes from pertinent director nominees if:

               (i) the board as proposed to be constituted would have more than one-third of its members from management;

               (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);

               (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);

               (iv) a director serves on more than six public company boards;

               (v) the CEO serves on more than two public company boards other than the company's board.

          On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

     - Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.

     - Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

     - Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

          -    Established governance standards and guidelines.

          - Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.

          - Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

          - A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

          - Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

          - The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

     - Proposals that grant or restore shareholder ability to remove directors with or without cause.

     - Proposals to permit shareholders to elect directors to fill board vacancies.

     - Proposals that encourage directors to own a minimum amount of company stock.

     -    Proposals to provide or to restore shareholder appraisal rights.

     -    Proposals to adopt cumulative voting.

     -    Proposals for the company to adopt confidential voting.

CMA generally will vote AGAINST:

     - Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

     - Proposals that give management the ability to alter the size of the board without shareholder approval.

     - Proposals that provide directors may be removed only by supermajority vote.

     -    Proposals to eliminate cumulative voting.

     - Proposals which allow more than one vote per share in the election of directors.

     - Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

     - Proposals that mandate a minimum amount of company stock that directors must own.

     -    Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

     - Director and officer indemnification and liability protection. CMA is opposed to entirely eliminating directors' and officers' liability for monetary damages for violating the duty of care. CMA is also opposed to expanding coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. CMA supports proposals which provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he/she reasonably believed was in the best interests of the company, AND (ii) if the director's legal expenses would be covered.

     - Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

     - Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 10% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

     - Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

     -    Proposals asking a company to expense stock options.

     -    Proposals to put option repricings to a shareholder vote.

     - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

CMA generally will vote AGAINST:

     - Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.

     - Proposals to authorize the replacement or repricing of out-of-the money options.

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

     - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

          For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

     - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

     - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

     - Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

     - CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

     - CMA generally votes FOR shareholder proposals to eliminate a poison pill.

     - CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

     - CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.

Supermajority vote

     - CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

     - CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

     - Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

     - Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

          -    Credible reason exists to question:

               - The auditor's independence, as determined by applicable regulatory requirements.

               - The accuracy or reliability of the auditor's opinion as to the company's financial position.

          - Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.

     - Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

     - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

     - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

     - Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

     - Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.

CMA will vote AGAINST:

     - Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

     - Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

     - Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

     - FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

     - FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

     - Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

     - Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

     - Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

     - Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.

     - Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.

     - Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

8.  Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

     -    Board structure

     -    Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     - Ignore a shareholder proposal that is approved by a majority of shares outstanding;

     - Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

     -    Are interested directors and sit on the audit or nominating committee;
          or

     - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

     -    Past performance relative to its peers

     -    Market in which fund invests

     - Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

     - Past shareholder activism, board activity and votes on related proposals

     -    Strategy of the incumbents versus the dissidents

     -    Independence of incumbent directors; director nominees

     -    Experience and skills of director nominees

     -    Governance profile of the company

     -    Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Past performance as a closed-end fund

     -    Market in which the fund invests

     -    Measures taken by the board to address the discount

     - Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

     -    Proposed and current fee schedules

     -    Fund category/investment objective

     -    Performance benchmarks

     -    Share price performance as compared with peers

     -    Resulting fees relative to peers

     -    Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

     -    Stated specific financing purpose

     -    Possible dilution for common shares

     -    Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

     -    Potential competitiveness

     -    Regulatory developments

     -    Current and potential returns

     -    Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a nonfundamental restriction, considering the following factors:

     -    Fund's target investments

     -    Reasons given by the fund for the change

     -    Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:

     -    Political/economic changes in the target market

     -    Consolidation in the target market

     -    Current asset composition

Change in Fund's Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:

     -    Potential competitiveness

     -    Current and potential returns

     -    Risk of concentration

     -    Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

     -    Strategies employed to salvage the company

     -    Past performance of the fund

     -    Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

     -    The degree of change implied by the proposal

     -    The efficiencies that could result

     -    The state of incorporation; net effect on shareholder rights

     -    Regulatory standards and implications

CMA will vote FOR:

     - Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

     - Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

     -    Proposals enabling the Board to:

          -    Change, without shareholder approval the domicile of the fund

          - Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

     -    Regulations of both states

     -    Required fundamental policies of both states

     -    The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Fees charged to comparably sized funds with similar objectives

     -    The proposed distributor's reputation and past performance

     -    The competitiveness of the fund in the industry

     -    Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Resulting fee structure

     -    Performance of both funds

     -    Continuity of management personnel

     -    Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

     -    Performance of the fund's NAV

     -    The fund's history of shareholder relations

     -    The performance of other funds under the adviser's management

9. Alternative Investment Group ("AIG") Matters

The AIG Proxy Sub-Committee generally will vote in accordance with the guidelines set forth in this policy. With respect to matters that are not addressed by the guidelines, the AIG Proxy Sub-Committee will vote each such matter on a CASE-BY-CASE basis.

B. ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.

A Portfolio Manager, sub-adviser or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines stated in Section IV.A. In this situation, he or she shall request that the Proxy Committee consider voting the proxy other than according such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption.

C. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The following proposals require special, individual consideration. The Proxy Committee will determine how proxies related to all such proposals will be voted.

               1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

               2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

               3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

               4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

               5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified in Section IV.A.

               6. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

               7. PREEMPTIVE RIGHTS. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines set forth in Section IV above. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to effect the purposes of this Policy.

     - CMA shall use an independent, third-party vendor (currently Institutional Shareholder Services ("ISS")), to implement its proxy voting process as CMAs proxy voting agent. This retention is subject to CMA continuously assessing the vendor's independence from CMA and its affiliates, and the vendor's ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with CMA's proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor's other clients and the owners, officers or employees of any such firm, on the one hand, and CMA's clients, on the other hand. As means of performing this assessment, CMA will require various reports and notices from the vendor, as well as periodic audits of the vendor's voting record and other due diligence.

     - ISS shall provide proxy analysis and record keeping services in addition to voting proxies on behalf of CMA in accordance with this Policy.

     - On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in all accounts over which CMA has voting authority. Information regarding equity holdings for international portfolio shall be sent weekly.

     - ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be promptly noted and resolved by ISS, with notice to CMA.

     - Whenever a vote is solicited, ISS shall execute the vote according to CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section IV.A.

     - If ISS is not sure how to vote a particular proxy, then ISS will issue a request for voting instructions to CMA over a secure website. CMA personnel shall check this website regularly. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's understanding of the Voting Guidelines previously delivered to ISS. CMA shall promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

     - Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

     - ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

VI. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in CMA's Form ADV. Upon receipt of a Client's request for more information, CMA will provide to the Client a copy of this Policy and/or how CMA voted proxies for the Client pursuant to this Policy for up to a one-year period.

                       COLUMBIA SMALL COMPANY EQUITY FUND
                                  (THE "FUND")

   SUPPLEMENT TO THE PROSPECTUSES DATED FEBRUARY 1, 2005 (THE "PROSPECTUSES")

     The Prospectuses are hereby supplemented with the following information:

     1. The date on the front cover of each of the Prospectuses is revised to read "________________, 2005."

     2. The following sentence is added to the section entitled "Performance History":

     Year-to-date performance through ____________, 2005 for the following share classes of the Fund were as follows:

                                Class A --   ___%
                                Class T --   ___%
                                Class Z --   ___%

     3. The "Annual Fund Operating Expenses" and "Example Expenses" tables in the section entitled "Your Expenses" are updated and restated in their entirety as follows:

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                            CLASS A    CLASS B    CLASS C    CLASS T       CLASS G    CLASS Z
                                            -------    -------    -------    -------       -------    -------
Management fee (1)(%)                       [0.82]     [0.82]     [0.82]     [0.82]        [0.82]     [0.82]
Distribution and service (12b-1) fees (%)   [0.25(2)]  [1.00]     [1.00]     [0.00]        [0.95(3)]  [0.00]
Other expenses (4)(%)                       [0.27(5)]  [0.27(5)]  [0.27(5)]  [0.57(6)(8])  [0.27(6)]  [0.27(7)]
Total annual fund operating expenses (%)    [1.34(5)]  [2.09(5)]  [2.09(5)]  [1.39(6)]     [2.04(6)]  [1.09(7)]

(1)  The Fund pays a management fee of 0.75% and an administration fee of 0.07%.

(2) The Fund may pay distribution and service (12b-1) fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but will limit such fees to an aggregate of not more than 0.25% for Class A shares during the current fiscal year.

(3) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95% during the current fiscal year.

(4) Other expenses have been restated to reflect contractual changes to the transfer agency fees of the Fund effective November 1, 2003.

(5) The Fund's transfer agent has voluntarily agreed to waive a portion of its fees for Class A, Class B and Class C shares. If this waiver were reflected in the table, other expenses for Class A, Class B and Class C would be 0.26% and total annual fund operating expenses would be 1.33%, 2.08% and 2.08%, respectively. This arrangement may be modified or terminated at any time.

(6) The Fund's transfer agent has voluntarily agreed to waive a portion of its fees for Class T and Class G shares. If this waiver were reflected in the table, other expenses for Class T and Class G shares would be 0.56% and 0.26%, respectively, and total annual fund operating expenses for Class T and Class G shares would be 1.38% and 2.03%, respectively. This arrangement may be modified or terminated at any time.

(7) The Fund's transfer agent has voluntarily agreed to waive a portion of its fees for Class Z shares. If this waiver were reflected in the table, other expenses for Class Z shares would be 0.26% and total annual fund operating expenses for Class Z shares would be 1.08%. This arrangement may be modified or terminated at anytime.

(8) The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative services), but will limit such fees to an aggregate fee of not more than 0.30% during the current fiscal year.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

                                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                   ------   -------   -------   --------
Class A                                            [$704]     [$975]  [$1,267]  [$2,095]
Class B:   did not sell your shares                [$212]     [$655]  [$1,124]  [$2,229]
           sold all your shares at end of period   [$712]     [$955]  [$1,324]  [$2,229]
Class C:   did not sell your shares                [$212]     [$655]  [$1,124]  [$2,421]
           sold all your shares at end of period   [$312]     [$655]  [$1,124]  [$2,421]
Class T                                            [$708]     [$990]  [$1,292]  [$2,148]
Class G:   did not sell your shares                [$207]     [$640]  [$1,098]  [$2,202]
           sold all your shares at end of period   [$707]   [$1,040]  [$1,398]  [$2,202]
Class Z                                            [$111]     [$347]    [$601]  [$1,329]

     4. The section entitled "Financial Highlights" is updated and restated in its entirety as follows:

Selected data for a share outstanding throughout each period is as follows:

CLASS A SHARES

                                                      (UNAUDITED)
                                                   SIX MONTHS ENDED         YEAR ENDED              PERIOD ENDED
                                                    MARCH 31, 2005    SEPTEMBER 30, 2004(A)   SEPTEMBER 30, 2003(B)(C)
                                                   ----------------   ---------------------   ------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $15.94                 $14.10                   $11.74
                                                     ------                 ------                   ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss) (d)                   (0.09)                 (0.19)                   (0.17)
   Net realized and unrealized gain on
      investments                                      0.84                   2.03                     2.53
                                                     ------                 ------                   ------
   Total from Investment Operations                    0.75                   1.84                     2.36
                                                     ------                 ------                   ------
NET ASSET VALUE, END OF PERIOD                       $16.69                 $15.94                   $14.10
   Total return (e)                                    4.71%(f)(g)           13.05%(g)                20.10%(f)
                                                     ------                 ------                   ------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
   Expenses (h)                                        1.34%(i)               1.35%                    1.62%(i)
   Net investment loss (h)                            (1.09)%(i)             (1.16)%                  (1.42)%(i)
   Waiver/reimbursement                                0.01%(i)               0.01%                      --
   Portfolio turnover rate                               24%(f)                 54%                     123%(f)
   Net assets, end of period (in thousands)          $5,040                 $4,586                   $  384

(a) On October 13, 2003, the Liberty Small Company Equity Fund was renamed the Columbia Small Company Equity Fund.

(b)  The Fund changed its fiscal year end from October 31 to September 30.

(c) Class A shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(f)  Not annualized.

(g) Had the Investment Advisor or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

CLASS B SHARES

                                                      (UNAUDITED)
                                                   SIX MONTHS ENDED         YEAR ENDED               PERIOD ENDED
                                                    MARCH 31, 2005    SEPTEMBER 30, 2004(A)   SEPTEMBER 30, 2003(B)(C)
                                                   ----------------   ---------------------   ------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $14.88                 $13.26                   $11.13
                                                     ------                 ------                   ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss) (d)                   (0.15)                 (0.29)                   (0.25)
   Net realized and unrealized gain on
      investments                                      0.79                   1.91                     2.38
                                                     ------                 ------                   ------
   Total from Investment Operations                    0.64                   1.62                     2.13
                                                     ------                 ------                   ------
NET ASSET VALUE, END OF PERIOD                       $15.52                 $14.88                   $13.26
   Total return (e)                                    4.30%(f)(g)           12.22%(g)                19.14%(f)
                                                     ------                 ------                   ------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
   Expenses (h)                                        2.09%(i)               2.09%                    2.47%(i)
   Net investment loss (h)                            (1.84)%(i)             (1.90)%                  (2.24)%(i)
   Waiver/reimbursement                                0.01%(i)               0.01%                      --
   Portfolio turnover rate                               24%(f)                 54%                     123%(f)
   Net assets, end of period (in thousands)          $2,111                 $1,826                   $  203

(a) On October 13, 2003, the Liberty Small Company Equity Fund was renamed the Columbia Small Company Equity Fund.

(b)  The Fund changed its fiscal year end from October 31 to September 30.

(c) Class B shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming no contingent deferred sales charge.

(f)  Not annualized.

(g) Had the Investment Advisor or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

CLASS C SHARES

                                                      (UNAUDITED)
                                                   SIX MONTHS ENDED         YEAR ENDED               PERIOD ENDED
                                                    MARCH 31, 2005    SEPTEMBER 30, 2004(A)   SEPTEMBER 30, 2003(B)(C)
                                                   ----------------   ---------------------   ------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $14.84                 $13.22                   $11.13
                                                     ------                 ------                   ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss) (d)                   (0.15)                 (0.29)                   (0.29)
   Net realized and unrealized gain on investments     0.78                   1.91                     2.38
   Total from Investment Operations                    0.63                   1.62                     2.09
                                                     ------                 ------                   ------
NET ASSET VALUE, END OF PERIOD                       $15.47                 $14.84                   $13.22
   Total return (e)                                    4.25%(f)(g)           12.25%(g)                18.78%(f)
                                                     ------                 ------                   ------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
   Expenses (h)                                        2.09%(i)               2.09%                    2.84%(i)
   Net investment loss (h)                            (1.84)%(i)             (1.90)%                  (2.59)%(i)
   Waiver/reimbursement                                0.01%(i)               0.01%                      --
   Portfolio turnover rate                               24%(f)                 54%                     123%(f)
   Net assets, end of period (in thousands)          $1,020                 $  982                   $   56

(a) On October 13, 2003, the Liberty Small Company Equity Fund was renamed the Columbia Small Company Equity Fund.

(b)  The Fund changed its fiscal year end from October 31 to September 30.

(c) Class C shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming no contingent deferred sales charge.

(f)  Not annualized.

(g) Had the Investment Advisor or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

CLASS G SHARES

                                (UNAUDITED)
                                SIX MONTHS       YEAR ENDED     PERIOD ENDED         YEAR ENDED OCTOBER 31,
                                   ENDED       SEPTEMBER 30,   SEPTEMBER 30,   ---------------------------------
                              MARCH 31, 2005      2004(A)        2003(B)(C)      2002          2001        2000
                              --------------   -------------   -------------   -------       -------     -------
NET ASSET VALUE,
   BEGINNING OF PERIOD        $ 14.85            $13.24         $ 10.65        $ 14.30       $ 21.10     $ 15.31
                              -------            ------         -------        -------       -------     -------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment loss          (0.14)(d)         (0.30)(d)       (0.25)(d)      (0.27)(d)     (0.25)      (0.37)
   Net realized and
      unrealized gain
      (loss) on investments      0.78              1.91            2.84          (3.38)        (3.15)       6.16
                              -------            ------         -------        -------       -------     -------
   Total from Investment
      Operations                 0.64              1.61            2.59          (3.65)        (3.40)       5.79
                              -------            ------         -------        -------       -------     -------
LESS DISTRIBUTIONS
   DECLARED TO
   SHAREHOLDERS
   From net investment
      income                       --                --              --             --         (3.40)         --
   In excess of net
      realized gains               --                --              --             --            --(e)       --
                              -------            ------         -------        -------       -------     -------
   Total distributions
      declared to
      shareholders                 --                --              --             --         (3.40)         --
                              -------            ------         -------        -------       -------     -------
NET ASSET VALUE, END OF
   PERIOD                     $ 15.49            $14.85         $ 13.24        $ 10.65       $ 14.30     $ 21.10
   Total return (f)              4.31%(g)(h)      12.16%(h)       24.32%(g)     (25.52)%(h)   (17.66)%     37.82%(h)
                              -------            ------         -------        -------       -------     -------
RATIOS TO AVERAGE NET
   ASSETS/ SUPPLEMENTAL
   DATA
   Expenses (i)                  2.04%(j)          2.16%           2.53%(j)       2.29%         2.25%       2.24%
   Net investment loss (i)      (1.79)%(j)        (1.98)%         (2.34)%(j)     (1.97)%       (1.74)%     (1.79)%
   Waiver/Reimbursement          0.01%(j)          0.01%             --           0.03%           --        0.01%
   Portfolio turnover rate         24%(g)            54%            123%(g)         96%           75%         91%
   Net assets, end of
      period (in thousands)   $ 4,015            $4,565         $ 6,651        $ 9,148       $15,190     $18,936

(a) On October 13, 2003, the Liberty Small Company Equity Fund was renamed the Columbia Small Company Equity Fund.

(b)  The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 18, 2002, the Galaxy Small Company Equity Fund, Retail B shares were redesignated Liberty Small Company Equity Fund, Class G shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)  Annualized

CLASS T SHARES

                                (UNAUDITED)
                                SIX MONTHS       YEAR ENDED     PERIOD ENDED         YEAR ENDED OCTOBER 31,
                                   ENDED       SEPTEMBER 30,   SEPTEMBER 30,   ----------------------------------
                              MARCH 31, 2005      2004(A)        2003(B)(C)      2002          2001        2000
                              --------------   -------------   -------------   -------       -------     --------
NET ASSET VALUE,
   BEGINNING OF PERIOD        $ 15.92           $ 14.09        $ 11.23         $ 14.95       $ 21.75     $  15.66
                              -------           -------        -------         -------       -------     --------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment loss          (0.10)(d)         (0.20)(d)      (0.15)(d)       (0.16)(d)     (0.17)       (0.22)
   Net realized and
      unrealized gain
      (loss) on investments      0.84              2.03           3.01           (3.56)        (3.23)        6.31
                              -------           -------        -------         -------       -------     --------

   Total from Investment
      Operations                 0.74              1.83           2.86           (3.72)        (3.40)        6.09
                              -------           -------        -------         -------       -------     --------
LESS DISTRIBUTIONS
   DECLARED TO
   SHAREHOLDERS
   From net investment
      income                       --                --             --              --         (3.40)          --
   In excess of net
      realized gains               --                --             --              --            --(e)        --
                              -------           -------        -------         -------       -------     --------
   Total distributions
      declared to
      shareholders                 --                --             --              --         (3.40)          --
                              -------           -------        -------         -------       -------     --------
NET ASSET VALUE, END OF
   PERIOD                     $ 16.66           $ 15.92        $ 14.09         $ 11.23       $ 14.95     $  21.75
   Total return (f)              4.65%(g)(h)      12.99%(h)      25.47%(g)(h)   (24.88)%(h)   (17.03)%      38.89%
                              -------           -------        -------         -------       -------     --------
RATIOS TO AVERAGE NET
   ASSETS/ SUPPLEMENTAL
   DATA
   Expenses (i)                  1.39%(j)          1.41%          1.54%(j)        1.46%         1.42%        1.44%
   Net investment loss (i)      (1.14)%(j)        (1.23)%        (1.35)%(j)      (1.14)%       (0.91)%      (0.99)%
   Waiver/Reimbursement          0.01%(j)          0.02%          0.05%(j)        0.03%           --           --
   Portfolio turnover rate         24%(g)            54%           123%(g)          96%           75%          91%
   Net assets, end of
      period (in thousands)   $67,237           $68,359        $66,780         $57,537       $84,332     $125,427

(a) On October 13, 2003, the Liberty Small Company Equity Fund was renamed the Columbia Small Company Equity Fund.

(b)  The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 18, 2002, the Galaxy Small Company Equity Fund, Retail A shares were redesignated Liberty Small Company Equity Fund, Class T shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Not annualized.

(h) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)  Annualized.

CLASS Z SHARES

                                (UNAUDITED)
                                SIX MONTHS       YEAR ENDED     PERIOD ENDED          YEAR ENDED OCTOBER 31,
                                   ENDED       SEPTEMBER 30,   SEPTEMBER 30,   ------------------------------------
                              MARCH 31, 2005      2004(A)        2003(B)(C)      2002           2001         2000
                              --------------   -------------   -------------   --------       --------     --------
NET ASSET VALUE,
   BEGINNING OF PERIOD        $  16.84          $  14.85        $  11.79       $  15.63       $  22.48     $  16.13
                              --------          --------        --------       --------       --------     --------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment loss           (0.08)(d)         (0.15)(d)       (0.11)(d)      (0.11)(d)      (0.10)       (0.12)
   Net realized and
      unrealized gain
      (loss) on investments        .88              2.14            3.17          (3.73)         (3.35)        6.47
                              --------          --------        --------       --------       --------     --------
   Total from Investment
      Operations                  0.80              1.99            3.06          (3.84)         (3.45)        6.35
                              --------          --------        --------       --------       --------     --------
LESS DISTRIBUTIONS
   DECLARED TO
   SHAREHOLDERS
   From net investment
      income                        --                --              --             --          (3.40)          --
   In excess of net
      realized gains                --                --              --             --             --(e)        --
                              --------          --------        --------       --------       --------     --------
   Total distributions
      declared to
      shareholders                  --                --              --             --          (3.40)          --
                              --------          --------        --------       --------       --------     --------
NET ASSET VALUE, END OF
   PERIOD                     $  17.64          $  16.84        $  14.85       $  11.79       $  15.63     $  22.48

      Total return (f)            4.75%(g)(h)      13.40%(h)       25.95%(g)     (24.62)%(h)    (16.63)%      39.43%
                              --------          --------        --------       --------       --------     --------
RATIOS TO AVERAGE NET
   ASSETS/ SUPPLEMENTAL
   DATA
   Expenses (i)                   1.09%(j)          1.08%           1.12%(j)       1.04%          1.03%        1.03%
   Net investment loss (i)       (0.84)%(j)        (0.90)%         (0.93)%(j)     (0.72)%        (0.52)%      (0.58)%
   Waiver/Reimbursement           0.01%(j)          0.01%             --           0.01%            --           --
   Portfolio turnover rate          24%(g)            54%            123%(g)         96%            75%          91%
   Net assets, end of
   period (in thousands)      $283,476          $300,109        $293,603       $217,377       $318,414     $422,579

(a) On October 13, 2003, the Liberty Small Company Equity Fund was renamed the Columbia Small Company Equity Fund.

(b)  The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 18, 2002, the Galaxy Small Company Equity Fund, Trust shares were redesignated Liberty Small Company Equity Fund, Class Z shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Not annualized.

(h) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)  Annualized.

     5. The information under the heading "For More Information - Investment Company Act file number" is revised as follows:

     Columbia Funds Series Trust I: 811-4367

          -    Columbia Small Company Equity Fund

     6. Effective September 30, 2005, Mr. Steven R. Lilly will be leaving Columbia Management. The section entitled "MANAGING THE FUND: PORTFOLIO MANAGERS" is replaced in its entirety as follows:

PORTFOLIO MANAGERS

CHRISTIAN PINENO, a portfolio manager of Columbia Management, is the lead manager for the Fund and has been associated with the Fund since June, 2005. Mr. Pineno has been associated with Columbia Management or its affiliates since July, 1995.

DANIEL H. COLE, a portfolio manager of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since June, 2005. Mr. Cole has been associated with Columbia Management or its affiliates since September, 2001. Prior to September, 2001, Mr. Cole was a portfolio manager and analyst with Neuberger Berman, LLC from July, 1999 to September, 2001.

     7. As discussed in greater detail in earlier supplements, on March 15, 2004, Columbia Management Advisors, Inc. ("Columbia Management"), the Fund's adviser, and Columbia Funds Distributor, Inc. ("CFD") (now Columbia Management Distributors,

Inc.), the distributor of the Fund's shares (collectively, "Columbia"), entered into agreements in principle with the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") to resolve the proceedings brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds.

On February 9, 2005, Columbia entered into an Assurance of Discontinuance with the NYAG (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order" and together, the "Settlements"). The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle.

Under the terms of the SEC Order, Columbia has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review Columbia's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the settlement amounts will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with Columbia and the Fund's independent trustees and not unacceptable to the staff of the SEC. More specific information on the distribution plan will be communicated at a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia Funds, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

A copy of the SEC Order will be available on the SEC's website at http://www.sec.gov. A copy of the NYAG Settlement will be available as part of the Bank of America Corporation Form 8-K filing on or about February 10, 2005.

     8. The Prospectuses are hereby supplemented with the following information relating to hypothetical investment and expense information:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

     The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Fund assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested and that Class B shares and Class G shares converts to Class A shares and Class T shares, respectively, after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of fee waivers or expense reimbursements. Your actual costs may be higher or lower.

CLASS A

                               ANNUAL EXPENSE RATIO
                                      1.34%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
 1            5.00%              $ 9,896.25                  3.66%               $ 9,769.95      $  703.61
 2           10.25%              $10,391.06                  7.45%               $10,127.54      $  133.31
 3           15.76%              $10,910.62                 11.39%               $10,498.20      $  138.19
 4           21.55%              $11,456.15                 15.46%               $10,882.44      $  143.25
 5           27.63%              $12,028.95                 19.69%               $11,280.73      $  148.49
 6           34.01%              $12,630.40                 24.07%               $11,693.61      $  153.93
 7           40.71%              $13,261.92                 28.61%               $12,121.60      $  159.56
 8           47.75%              $13,925.02                 33.32%               $12,565.25      $  165.40
 9           55.13%              $14,621.27                 38.20%               $13,025.13      $  171.46
 10          62.89%              $15,352.33                 43.26%               $13,501.85      $  177.73

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 5,927.33
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 4,076.85
TOTAL ANNUAL FEES AND
   EXPENSES                                                                                      $2,094.93

CLASS B

                               ANNUAL EXPENSE RATIO
                                      2.09%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
 1            5.00%              $10,500.00                  2.91%               $10,291.00      $  212.04
 2           10.25%              $11,025.00                  5.90%               $10,590.47      $  218.21
 3           15.76%              $11,576.25                  8.99%               $10,898.65      $  224.56
 4           21.55%              $12,155.06                 12.16%               $11,215.80      $  231.10
 5           27.63%              $12,762.82                 15.42%               $11,542.18      $  237.82

 6           34.01%              $13,400.96                 18.78%               $11,878.06      $  244.74
 7           40.71%              $14,071.00                 22.24%               $12,223.71      $  251.86
 8           47.75%              $14,774.55                 25.79%               $12,579.42      $  259.19
 9           55.13%              $15,513.28                 30.40%               $13,039.83      $  171.65
 10          62.89%              $16,288.95                 35.17%               $13,517.08      $  177.93

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 6,288.95
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 3,517.08
TOTAL ANNUAL FEES AND
   EXPENSES                                                                                      $2,229.10

CLASS C

                               ANNUAL EXPENSE RATIO
                                      2.09%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
 1            5.00%              $10,500.00                  2.91%               $10,291.00      $  212.04
 2           10.25%              $11,025.00                  5.90%               $10,590.47      $  218.21
 3           15.76%              $11,576.25                  8.99%               $10,898.65      $  224.56
 4           21.55%              $12,155.06                 12.16%               $11,215.80      $  231.10
 5           27.63%              $12,762.82                 15.42%               $11,542.18      $  237.82
 6           34.01%              $13,400.96                 18.78%               $11,878.06      $  244.74
 7           40.71%              $14,071.00                 22.24%               $12,223.71      $  251.86
 8           47.75%              $14,774.55                 25.79%               $12,579.42      $  259.19
 9           55.13%              $15,513.28                 29.45%               $12,945.48      $  266.74
 10          62.89%              $16,288.95                 33.22%               $13,322.19      $  274.50

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 6,288.95
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 3,322.19
TOTAL ANNUAL FEES AND
   EXPENSES                                                                                      $2,420.76

CLASS G

                               ANNUAL EXPENSE RATIO
                                      2.04%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
 1            5.00%              $10,500.00                  2.96%               $10,296.00      $  207.02
 2           10.25%              $11,025.00                  6.01%               $10,600.76      $  213.15
 3           15.76%              $11,576.25                  9.15%               $10,914.54      $  219.46
 4           21.55%              $12,155.06                 12.38%               $11,237.61      $  225.95
 5           27.63%              $12,762.82                 15.70%               $11,570.25      $  232.64
 6           34.01%              $13,400.96                 19.13%               $11,912.73      $  239.53
 7           40.71%              $14,071.00                 22.65%               $12,265.34      $  246.62
 8           47.75%              $14,774.55                 26.28%               $12,628.40      $  253.92
 9           55.13%              $15,513.28                 30.84%               $13,084.28      $  178.70
 10          62.89%              $16,288.95                 35.57%               $13,556.63      $  185.15

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 6,288.95
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 3,556.63
TOTAL ANNUAL FEES AND
   EXPENSES                                                                                      $2,202.14

CLASS T

                               ANNUAL EXPENSE RATIO
                                      1.39%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
 1            5.00%               $9,896.25                  3.61%               $ 9,765.24      $  708.37
 2           10.25%              $10,391.06                  7.35%               $10,117.77      $  138.19
 3           15.76%              $10,910.62                 11.23%               $10,483.02      $  143.18
 4           21.55%              $11,456.15                 15.24%               $10,861.46      $  148.34
 5           27.63%              $12,028.95                 19.40%               $11,253.55      $  153.70
 6           34.01%              $12,630.40                 23.71%               $11,659.81      $  159.25
 7           40.71%              $13,261.92                 28.18%               $12,080.73      $  165.00
 8           47.75%              $13,925.02                 32.80%               $12,516.84      $  170.95
 9           55.13%              $14,621.27                 37.60%               $12,968.70      $  177.12
 10          62.89%              $15,352.33                 42.57%               $13,436.87      $  183.52

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 5,927.33
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 4,011.87
TOTAL ANNUAL FEES AND
   EXPENSES                                                                                      $2,147.62

CLASS Z

                               ANNUAL EXPENSE RATIO
                                      1.09%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
 1            5.00%              $10,500.00                  3.91%                $10,391.00     $  111.13
 2           10.25%              $11,025.00                  7.97%                $10,797.29     $  115.48
 3           15.76%              $11,576.25                 12.19%                $11,219.46     $  119.99
 4           21.55%              $12,155.06                 16.58%                $11,658.14     $  124.68
 5           27.63%              $12,762.82                 21.14%                $12,113.98     $  129.56
 6           34.01%              $13,400.96                 25.88%                $12,587.63     $  134.62
 7           40.71%              $14,071.00                 30.80%                $13,079.81     $  139.89
 8           47.75%              $14,774.55                 35.91%                $13,591.23     $  145.36
 9           55.13%              $15,513.28                 41.23%                $14,122.65     $  151.04
 10          62.89%              $16,288.95                 46.75%                $14,674.84     $  156.95

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 6,288.95
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 4,674.84
TOTAL ANNUAL FEES AND
   EXPENSES                                                                                      $1,328.70

     9. Columbia Funds Distributor, Inc. (the Funds' distributor) and Columbia Funds Services, Inc. (the Funds' transfer agent) have changed their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.

     Sections 10 through 18 of this supplement apply only to Classes A, B, and C of the Fund.

     10. The footnotes to the table entitled "Shareholder Fees" are revised to provide that the contingent deferred sales charge ("CDSC") applicable to Class A shares applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.

     11. The section entitled "Investment Minimums" is revised in its entirety as follows:

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Please see the Statement of Additional Information for more details on investment minimums.

     12. The call-out box entitled "Choosing a Share Class" is revised in its entirety as follows:

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B AND C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

     13. The table entitled "Class A Sales Charges" is replaced in its entirety as follows:

     For Fixed Income Funds (other than Columbia Money Market Fund and Columbia Municipal Money Market Fund):

CLASS A SALES CHARGES

                                    AS A % OF THE                      % OF OFFERING PRICE
                                   PUBLIC OFFERING   AS A % OF YOUR   RETAINED BY FINANCIAL
AMOUNT PURCHASED                        PRICE          INVESTMENT            ADVISOR
----------------                   ---------------   --------------   ---------------------
Less than $50,000                        4.75             4.99                 4.25
$50,000 to less than $100,000            4.50             4.71                 4.00
$100,000 to less than $250,000           3.50             3.63                 3.00
$250,000 to less than $500,000           2.50             2.56                 2.25
$500,000 to less than $1,000,000         2.00             2.04                 1.75
$1,000,000 or more                       0.00             0.00                 0.00

For Short-Intermediate Fixed Income Funds:

CLASS A SALES CHARGES

                                    AS A % OF THE                      % OF OFFERING PRICE
                                   PUBLIC OFFERING   AS A % OF YOUR   RETAINED BY FINANCIAL
AMOUNT PURCHASED                        PRICE          INVESTMENT            ADVISOR
----------------                   ---------------   --------------   ---------------------
Less than $100,000                       3.25             3.36                 3.00
$100,000 to less than $250,000           2.50             2.56                 2.25
$250,000 to less than $500,000           2.00             2.04                 1.75
$500,000 to less than $1,000,000         1.50             1.52                 1.25
$1,000,000 or more                       0.00             0.00                 0.00

For Short-Term Fixed Income Funds:

CLASS A SALES CHARGES

                                    AS A % OF THE                      % OF OFFERING PRICE
                                   PUBLIC OFFERING   AS A % OF YOUR   RETAINED BY FINANCIAL
AMOUNT PURCHASED                        PRICE          INVESTMENT            ADVISOR
----------------                   ---------------   --------------   ---------------------
Less than $100,000                       1.00             1.01                 0.75
$100,000 to less than $250,000           0.75             0.76                 0.50
$250,000 to less than $1,000,000         0.50             0.50                 0.40
$1,000,000 or more                       0.00             0.00                 0.00

     14. The paragraph immediately following the table entitled "Class A Sales Charges" is revised in its entirety as follows:

Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

     15. The table entitled "Purchases Over $1 Million" for Class A shares is replaced in its entirety as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                      COMMISSION %
----------------                      ------------
Less than $3 million                      1.00
$3 million to less than $50 million       0.50
$50 million or more                       0.25

For certain group retirement plans, financial advisors will receive a 1% commission from the distributor on all purchases less than $3 million.

     16. The section entitled "Reduced Sales Charges for Larger Investments" is revised in its entirety as follows:

     A.   What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

     B.   What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

     -    Individual accounts

     -    Joint accounts

     -    Certain IRA accounts

     -    Certain trusts

     -    UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

     C.   How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

     D.   How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, though fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

     17. All disclosure related to Class B Sales Charges under the section entitled "Sales Charges" is revised in its entirety as follows:

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

     For all Funds (other than the Short-Intermediate Fixed Income Funds):

Purchases of less than $50,000

CLASS B SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

     For Short-Intermediate Fixed Income Funds:

Purchases of less than $50,000

CLASS B SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    3.00
Through second year                   3.00
Through third year                    2.00
Through fourth year                   1.00
Through fifth year                    0.00
Through sixth year                    0.00
Longer than six years                 0.00

Commission to financial advisors is 2.75%.

Automatic conversion to Class A shares occurs eight years after purchase.

     18. The instructions with respect to redemptions by systematic withdrawal plan in the table under the section "How to Sell Shares" are revised in their entirety as follows:

You may automatically sell a specified dollar amount or percentage of your account on a monthly, quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance requirement has been waived for wrap accounts. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

     Sections 19 through 25 of this supplement apply only to Classes T and G of the Fund.

     19. The footnotes to the table entitled "Shareholder Fees" are revised to provide that the contingent deferred sales charge ("CDSC") applicable to Class T shares applies only to certain Class T shares bought without an initial sales charge that are sold within 12 months of purchase.

     20. The section entitled "Investment Minimums" is revised in its entirety as follows:

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Please see the Statement of Additional Information for more details on investment minimums.

     21. The paragraph immediately following the table entitled "Class T Sales Charges" is revised in its entirety as follows:

Class T shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class T share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

     22. For all Funds, the table entitled "Purchases Over $1 Million" for Class T shares is replaced in its entirety as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                      COMMISSION %
----------------                      ------------
Less than $3 million                      1.00
$3 million to less than $50 million       0.50
$50 million or more                       0.25

For certain group retirement plans, financial advisors will receive a 1% commission from the distributor on all purchases less than $3 million.

     23. The section entitled "Reduced Sales Charges for Larger Investments" is revised in its entirety as follows

     A.   WHAT ARE THE PRINCIPAL WAYS TO OBTAIN A BREAKPOINT DISCOUNT?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class T shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class T shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

     B.   WHAT ACCOUNTS ARE ELIGIBLE FOR BREAKPOINT DISCOUNTS?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

     -    Individual accounts

     -    Joint accounts

     -    Certain IRA accounts

     -    Certain trusts

     -    UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

     How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

     How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, though fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

     24. Under the section entitled "Sales Charges," the "Class G Sales Charges" table is revised in its entirety as follows:

     Purchases of less than $50,000

CLASS G SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    4.00
Through fourth year                   4.00
Through fifth year                    3.00
Through sixth year                    2.00
Through seventh year                  1.00
Longer than seven years               0.00

     25. The instructions with respect to redemptions by systematic withdrawal plan in the table under the section "How to Sell Shares" are revised in their entirety as follows:

You may automatically sell a specified dollar amount or percentage of your account on a monthly, quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance requirement has been waived for wrap accounts. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

     Section 26 of this supplement applies only to Class Z of the Fund.

     26. The section entitled "Eligible Investors" is revised in its entirety as follows:

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.

IMPORTANT THINGS TO CONSIDER WHEN DECIDING ON A CLASS OF SHARES:

Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.

Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by an intermediary. Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.

Eligible Investors and their applicable investment minimums are as follows:

No minimum initial investment

- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

- Any group retirement plan, including defined benefit and defined contribution plans such as: 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of a Fund's transfer agent;

- Any investor purchasing through a Columbia Management Group state tuition plan organized under Section 529 of the Internal Revenue Code; or

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

$1,000 minimum initial investment

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (CMD) (i) who holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by CMD;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by CMD;

- Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;

- Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $1,000 minimum investment requirement);

- Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; or

- Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.

The Funds reserve the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Funds also reserve the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

[Order #] __________                                           [Date] __________

Columbia Small Company Equity Fund Prospectus, February 1, 2005

Class A, B and C Shares

Advised by Columbia Management Advisors, Inc.

TABLE OF CONTENTS

THE FUND                                   2

Investment Goal.........................   2
Principal Investment Strategies.........   2
Principal Investment Risks..............   2
Performance History.....................   3
Your Expenses...........................   5

YOUR ACCOUNT                               7

How to Buy Shares.......................   7
Sales Charges...........................   8
How to Exchange Shares..................  13
How to Sell Shares......................  13
Fund Policy on Trading of Fund Shares...  14
Distribution and Service Fees...........  15
Other Information About Your Account....  16

MANAGING THE FUND                         19

Investment Advisor......................  19
Portfolio Manager.......................  19

FINANCIAL HIGHLIGHTS                      20

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

 Not FDIC     May Lose Value
  Insured    ------------------
             No Bank Guarantee

The Fund

INVESTMENT GOAL

The Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies that have market capitalizations similar in size to those companies in the Russell 2000 Growth Index. As of December 31, 2004, that index included companies with capitalizations between approximately $59 million and $6.15 billion. All market capitalizations are determined at the time of purchase. The Fund invests primarily in the common stock of U.S. companies, but may invest up to 20% of its total assets in foreign equity securities.

In selecting investments for the Fund, the Fund's investment advisor looks for promising industries. It then looks within those industries for what it judges to be reasonably priced companies that have above-average growth potential. The advisor consults a wide range of sources, including management, competitors, other industry sources and regional brokerage analysts.

The Fund will sell a portfolio security when, as a result of changes in the economy, the advisor believes that holding the security is no longer consistent with the Fund's investment goal. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the issuer of the security.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Small- or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

      UNDERSTANDING PERFORMANCE

      Calendar Year Total Returns show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

      Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

      Beginning in 2003, the Fund's primary benchmark was changed to the Russell 2000 Growth Index, an unmanaged index that tracks the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Fund's returns are also compared to the Russell 2000 Index, an unmanaged index that tracks the performance of the 2,000 smallest of the 3,000 largest U.S. companies, based on market capitalization. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

 Calendar Year Total Returns (Class A)/(1)/

                                     [CHART]

1995    1996    1997    1998     1999    2000    2001     2002    2003    2004
-----   -----   -----   ------   -----   -----   -----   ------   -----   -----
38.80%  20.84%  14.17%  -10.94%  38.93%  -5.49%  -0.12%  -33.76%  42.25%  11.02%

                  For the periods shown in bar chart:
                  Best quarter: 4th quarter 1999, +44.08%
                  Worst quarter: 3rd quarter 1998, -24.02%

(1) The calendar year total returns shown for Class A shares include the returns of Retail A Shares of the Galaxy Small Company Equity Fund (Galaxy
      Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class A shares were initially offered by the Fund. Class A shares would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class A shares exceed expenses paid by Retail A Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns -- for periods ended December 31, 2004

                                                               1 Year  5 Years            10 Years
Class A (%)
  Return Before Taxes                                           4.62     -1.42/(1)/      8.23/(1)/
  Return After Taxes on Distributions                           4.62     -2.11/(1)/      7.15/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   3.00     -1.41/(1)/      6.78/(1)/

Class B (%)
  Return Before Taxes                                           5.24     -1.36/(1)/      8.21/(1)/
  Return After Taxes on Distributions                           5.24     -2.08/(1)/      7.11/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   3.41     -1.36/(1)/      6.77/(1)/

Class C (%)
  Return Before Taxes                                           9.20     -1.09/(1)/      8.18/(1)/
  Return After Taxes on Distributions                           9.20     -1.80/(1)/      7.07/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   5.98     -1.13/(1)/      6.75/(1)/

Russell 2000 Growth Index (%)                                  14.31     -3.57           7.12

Russell 2000 Index (%)                                         18.33      6.61          11.54

(1) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of Retail A Shares (for Class A shares) and Retail B Shares (for Class B and Class C shares) of the Galaxy Fund for periods prior to November 18, 2002, the date on which Class A, B and C shares were initially offered by the Fund. The returns of Class B and Class C shares also include the returns of Retail A Shares for periods prior to the inception of Retail B Shares of the Galaxy Fund (March 4, 1996). Class B and Class C shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class B and Class C shares exceed expenses paid by Retail A Shares. The returns have not been restated to reflect any differences in expenses between the predecessor shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

            UNDERSTANDING EXPENSES

            Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

            Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

            Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. Except as noted, the table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

            -     $10,000 initial investment

            -     5% total return for each year

            -     Fund operating expenses remain the same

            -     Reinvestment of all dividends and distributions

            -     Class B shares convert to Class A shares after eight years

 Shareholder Fees/(1) /(paid directly from your investment)

                                                                        Class A       Class B      Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                    5.75         0.00         0.00

Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)      1.00/(2)/    5.00         1.00

Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                            /(3)/        /(3)/        /(3)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3) There is a $7.50 charge for wiring sale proceeds to your bank. Annual Fund Operating Expenses (deducted directly from Fund assets)

                                               Class A       Class B  Class C
Management fee/(1)/ (%)                           0.82         0.82     0.82

Distribution and service (12b-1) fees (%)         0.25/(2)/    1.00     1.00

Other expenses/(3)(4)/ (%)                        0.27         0.27     0.27

Total annual fund operating expenses/(4)/ (%)     1.34         2.09     2.09

(1) The Fund pays a management fee of 0.75% and an administration fee of 0.07%.

(2) The Fund may pay distribution and service (12b-1) fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but will limit such fees to an aggregate of not more than 0.25% for Class A shares during the current fiscal year.

(3) Other expenses have been restated to reflect contractual changes to the transfer agency fees of the Fund effective November 1, 2003.

(4) The Fund's transfer agent has voluntarily agreed to waive a portion of its fees for Class A, Class B and Class C shares. If this waiver were reflected in the table, other expenses for Class A, Class B and Class C would be 0.26% and total annual fund operating expenses would be 1.33%, 2.08% and 2.08%, respectively. This arrangement may be modified or terminated at any time.

Example Expenses (your actual costs may be higher or lower)

              Class               1 Year  3 Years  5 Years  10 Years
Class A                            $704     $975    $1,267   $2,095

Class B: did not sell your shares  $212     $655    $1,124   $2,229
         sold all your shares at
         the end of the period     $712     $955    $1,324   $2,229

Class C: did not sell your shares  $212     $655    $1,124   $2,421
         sold all your shares at
         the end of the period     $312     $655    $1,124   $2,421

Your Account

HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

      INVESTMENT MINIMUMS

Initial Minimums
Initial Investment.......................................... $1,000
Automatic Investment Plan................................... $   50
Retirement Plan............................................. $   25

      The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Outlined below are the various options for buying shares:

Method             Instructions

Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York
                   Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

By check           For new accounts, send a completed application and check
(new account)      made payable to the Fund to the transfer agent, Columbia
                   Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                   Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for shares of the same class (and, in some cases, certain other classes) of the Fund at no additional cost.
                   There may be an additional sales charge if exchanging from a money market fund. To exchange by telephone, call
                   1-800-422-3737.

By wire You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 for wiring instructions.

By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. There may be an additional sales charge if exchanging from money market fund.
                   Be sure to complete the appropriate section of the account application for this feature.

By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares (and, in some
                   cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if exchanging from a money market fund. To invest your dividends in the Fund, call 1-800-345-6611.

SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.

      CHOOSING A SHARE CLASS

      The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

      The Fund also offers three additional classes of shares, Class T, G and Z shares, exclusively to certain institutional and other investors. Class T, G and Z shares are made available through separate prospectuses provided to eligible institutional and other investors.

Class A shares Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

 Class A Sales Charges

                                                          % of offering
                                  As a % of                   price
                                  the public    As a %     retained by
                                   offering    of your      financial
Amount purchased                    price     investment     advisor

Less than $50,000                    5.75        6.10         5.00

$50,000 to less than $100,000        4.50        4.71         3.75

$100,000 to less than $250,000       3.50        3.63         2.75

$250,000 to less than $500,000       2.50        2.56         2.00

$500,000 to less than $1,000,000     2.00        2.04         1.75

$1,000,000 or more                   0.00        0.00         0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

 Purchases Over $1 Million

Amount purchased                      Commission %
Less than $3 million                     1.00

$3 million to less than $5 million       0.80

$5 million to less than $25 million      0.50

$25 million or more                      0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

      UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

      Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.

Reduced Sales Charges for Larger Investments.

A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

Statement of Intent You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.

B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

      -     Individual accounts

      -     Joint accounts

      -     Certain IRA accounts

      -     Certain trusts

      -     UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.

C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.

D. How can I obtain more information about breakpoint discounts?

Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

Class B shares Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the

CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

Purchases of less than $250,000:

 Class B Sales Charges

                               % deducted when
Holding period after purchase  shares are sold
    Through first year               5.00

    Through second year              4.00

    Through third year               3.00

    Through fourth year              3.00

    Through fifth year               2.00

    Through sixth year               1.00

    Longer than six years            0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the period during which a CDSC would apply when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation (as described above) apply, so that if the combined value of the eligible Fund accounts in all classes maintained by you and each member of your immediate family (as defined above), together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to a lower CDSC and the applicable reduced holding period, provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. This Class B share discount program for larger purchases (as further described in the charts below) is not applicable to Class B shares received by former Galaxy Fund Prime B shareholders in connection with the reorganization of the former Galaxy Fund.

Purchases of $250,000 to less than $500,000:

 Class B Sales Charges

                               % deducted when
Holding period after purchase  shares are sold
   Through first year                3.00

   Through second year               2.00

   Through third year                1.00

   Longer than three years           0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase. Purchases of $500,000 to less than $1 million:

 Class B Sales Charges

                               % deducted when
Holding period after purchase  shares are sold
     Through first year              3.00

     Through second year             2.00

     Through third year              1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or to a financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

Class C shares Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

 Class C Sales Charges

                               % deducted when
Holding period after purchase  shares are sold
    Through first year               1.00

    Longer than one year             0.00

HOW TO EXCHANGE SHARES

You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

Outlined below are the various options for selling shares:

Method             Instructions

Through your       You may call your financial advisor to place your sell
financial advisor  order. To receive the current trading day's price, your must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.

By exchange        You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at no additional cost. To exchange by telephone, call
                   1-800-422-3737.

By telephone       You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days.
                   The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts.
                   For details, call 1-800-799-7526.

By mail You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611. Mail your letter of instruction to Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

By systematic      You may automatically sell a specified dollar amount or
withdrawal plan    percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                   Be sure to complete the appropriate section of the account application for this feature.

By electronic You may sell shares of the Fund and request that the proceeds funds transfer be electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

DISTRIBUTION AND SERVICE FEES

Rule 12b-1 Plan The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B, and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The Fund's Board of Trustees currently limits total payments under the Rule 12b-1 plan for Class A shares to 0.25%. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedules applicable to Class B shares.

Additional Intermediary Compensation In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.

OTHER INFORMATION ABOUT YOUR ACCOUNT

How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

      Dividends    Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.

      Capital gains Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

            UNDERSTANDING FUND DISTRIBUTIONS

            The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Distribution Options The Fund distributes any dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

Distribution Options

      Reinvest all distributions in additional shares of your current fund

      Reinvest all distributions in shares of another fund

      Receive dividends in cash (see options below) and reinvest capital gains

      Receive all distributions in cash (with one of the following options):

   -  send the check to your address of record

   -  send the check to a third party address

   -  transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

Managing the Fund

INVESTMENT ADVISOR

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.75% of average daily net assets of the Fund.

PORTFOLIO MANAGER

Paul J. Berlinguet, a senior vice president and senior portfolio manager of Columbia Management, is a co-manager for the Fund and has managed or co-managed the Fund since November, 2003. Mr. Berlinguet has been associated with Columbia Management since October, 2003. Prior to joining Columbia Management, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds. Prior to joining John Hancock Funds in April, 2001, Mr. Berlinguet was head of the Global Technology Team and a large-cap growth portfolio manager at Baring Asset Management from May, 1989 to March, 2001.

Steven R. Lilly, a vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since May, 2004. Mr. Lilly has been an analyst for small and mid cap growth products and has been associated with Columbia Management or its affiliates since July, 1995.

Thomas P. Lettenberger, a vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since May, 2004. Mr. Lettenberger has been associated with Columbia Management since August, 2000. Prior to joining Columbia Management, Mr. Lettenberger was an equity research analyst at William Blair LLC from July 1998 to August 2000.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal years since inception, which run from October 1 to September 30, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the year ended September 30, 2004 have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

                                                              Year ended    Period ended
                                                             September 30,  September 30,
                                                               2004/(a)/    2003/(b)(c)/
                                                                Class A        Class A
                                                             -------------  -------------
Net asset value -- Beginning of period ($)                      $14.10          11.74

Income from Investment Operations ($):
  Net investment income (loss)/(d)/                              (0.19)         (0.17)
  Net realized and unrealized gain on investments                 2.03           2.53

Total from Investment Operations                                  1.84           2.36

Net asset value -- End of period ($)                             15.94          14.10

Total return (%)/(e)/                                            13.05/(f)/     20.10/(g)/

Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(h)/                                                   1.35           1.62/(i)/
  Net investment loss/(h)/                                       (1.16)         (1.42)/(i)/
  Waiver/reimbursement                                            0.01              -
Portfolio turnover rate (%)                                         54            123/(g)/
Net assets, end of period (000's) ($)                            4,586            384

(a) On October 13, 2003, the Liberty Small Company Equity Fund was renamed the Columbia Small Company Equity Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) Class A shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the investment advisor or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

                                                     Year ended    Period ended
                                                    September 30,  September 30,
                                                      2004/(a)/    2003/(b)(c)/
                                                       Class B        Class B
                                                    -------------  -------------
Net asset value --
Beginning of period ($)                                 13.26          11.13

Income from Investment Operations ($):
  Net investment income (loss)/(d)/                     (0.29)         (0.25)
  Net realized and unrealized gain on investments        1.91           2.38

 Total from Investment Operations                        1.62           2.13

Net asset value --
End of period ($)                                       14.88          13.26

 Total return (%)/(e)/                                  12.22/(f)/     19.14/(g)/

Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(h)/                                          2.09           2.47/(i)/
  Net investment loss/(h)/                              (1.90)         (2.24)/(i)/
  Waiver/reinvestment                                    0.01              -
 Portfolio turnover rate (%)                               54            123/(g)/
 Net assets, end of period (000's) ($)                  1,826            203

(a) On October 13, 2003, the Liberty Small Company Equity Fund was renamed the Columbia Small Company Equity Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) Class B shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming no contingent deferred sales charge.

(f) Had the investment advisor or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

                                                     Year ended    Period ended
                                                    September 30,  September 30,
                                                      2004/(a)/    2003/(b)(c)/
                                                       Class C        Class C
                                                    -------------  -------------
Net asset value --
Beginning of period ($)                                 13.22          11.13

Income from Investment Operation ($):
  Net investment income (loss)/(d)/                     (0.29)         (0.29)
  Net realized and unrealized gain on investments        1.91           2.38

 Total from Investment Operations                        1.62           2.09

Net asset value --

End of period ($)                                       14.84          13.22

 Total return (%)/(e)/                                  12.25/(f)/     18.78/(g)/

Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(h)/                                          2.09           2.84/(i)/
  Net investment loss/(h)/                              (1.90)         (2.59)/(i)/
  Waiver/reimbursement                                   0.01             --
 Portfolio turnover rate (%)                               54            123/(g)/
 Net assets, end of period (000's) ($)                    982             56

(a) On October 13, 2003, the Liberty Small Company Equity Fund was renamed the Columbia Small Company Equity Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) Class C shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming no contingent deferred sales charge.

(f) Had the investment advisor or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

Notes

FOR MORE INFORMATION

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Columbia Funds Trust XI: 811-4978

-     Columbia Small Company Equity Fund

[LOGO] ColumbiaFunds

            A Member of Columbia Management Group

            (C)2004 Columbia Funds Distributor, Inc.

            One Financial Center, Boston, MA 02111-2621

            800.426.3750 www.columbiafunds.com

                                                                725-01/074U-0105

            Columbia Small Company Equity Fund Prospectus, February 1, 2005

Class Z Shares

Advised by Columbia Management Advisors, Inc.

TABLE OF CONTENTS

THE FUND                                     2

Investment Goal.........................     2
Principal Investment Strategies.........     2
Principal Investment Risks..............     2
Performance History.....................     3
Your Expenses...........................     5

YOUR ACCOUNT                                 6

How to Buy Shares.......................     6
Eligible Investors......................     7
Sales Charges...........................     8
How to Exchange Shares..................     8
How to Sell Shares......................     8
Fund Policy on Trading of Fund Shares...     9
Intermediary Compensation...............    10
Other Information About Your Account....    11

MANAGING THE FUND                           13

Investment Advisor......................    13
Portfolio Manager.......................    13

FINANCIAL HIGHLIGHTS                        14

Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

----------------------------
Not FDIC    May Lose Value
 Insured
           -----------------
           No Bank Guarantee
----------------------------

The Fund

INVESTMENT GOAL

The Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies that have market capitalizations similar in size to those companies in the Russell 2000 Growth Index. As of December 31, 2004, that index included companies with capitalizations between approximately $59 million and $6.15 billion. All market capitalizations are determined at the time of purchase. The Fund invests primarily in the common stock of U.S. companies, but may invest up to 20% of its total assets in foreign equity securities.

In selecting investments for the Fund, the Fund's investment advisor looks for promising industries. It then looks within those industries for what it judges to be reasonably priced companies that have above-average growth potential. The advisor consults a wide range of sources, including management, competitors, other industry sources and regional brokerage analysts.

The Fund will sell a portfolio security when, as a result of changes in the economy, the advisor believes that holding the security is no longer consistent with the Fund's investment goal. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the issuer of the security.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Small- or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

            UNDERSTANDING PERFORMANCE

            Calendar Year Total Returns show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

            Average Annual Total Returns are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

            Beginning in 2003, the Fund's primary benchmark was changed to the Russell 2000 Growth Index, an unmanaged index that tracks the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Fund's returns are also compared to the Russell 2000 Index, an unmanaged index that tracks the performance of the 2,000 smallest of the 3,000 largest U.S. companies, based on market capitalization. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

Calendar Year Total Returns (Class Z)

                                    [CHART]

 1995    1996    1997    1998     1999    2000   2001    2002     2003    2004
 ----    ----    ----    ----     ----    ----   ----    ----     ----    ----
39.67%  21.59%  14.64%  -10.66%  39.63%  -5.01%  0.22%  -33.48%  42.79%  11.27%

                     For the periods shown in bar chart:
                     Best quarter: 4th quarter 1999, +44.22%
                     Worst quarter: 3rd quarter 1998, -23.91%

(1) The calendar year total returns shown for Class Z shares include the returns of Trust Shares of the Galaxy Small Company Equity Fund (Galaxy
      Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns -- for periods ended December 31, 2004

                                                               1 Year   5 Years     10 Years
                                                               ------  ---------   ----------
Class Z (%)
  Return Before Taxes                                          11.27    0.12/(1)/   9.35/(1)/
  Return After Taxes on Distributions                          11.27   -0.55/(1)/   8.27/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   7.32   -0.11/(1)/   7.80/(1)/
                                                               -----   -----        ----
Russell 2000 Growth Index (%)                                  14.31   -3.57        7.12
                                                               -----   -----        ----
Russell 2000 Index (%)                                         18.33    6.61       11.54

(1) The average annual total returns shown include the returns of Trust Shares of the Galaxy Fund for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund.

YOUR EXPENSES

                        Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

            UNDERSTANDING EXPENSES

            Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

            Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

            -     $10,000 initial investment

            -     5% total return for each year

            -     Fund operating expenses remain the same

            -     Reinvestment of all dividends and distributions

Shareholder Fees/(1) /(paid directly from your investment)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                 0.00
                                                                        ----
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)   0.00
                                                                        ----
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                     /(2)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) There is a $7.50 charge for wiring sale proceeds to your bank. Annual Fund Operating Expenses (deducted directly from Fund assets)

Management fee/(1)/ (%)                       0.82
                                              ----
Distribution and service (12b-1) fees (%)     0.00
                                              ----
Other expenses/(2)(3)/ (%)                    0.27
                                              ----
Total annual fund operating expenses/(3)/ (%) 1.09

(1) The Fund pays a management fee of 0.75% and an administration fee of 0.07%.

(2) Other expenses have been restated to reflect contractual changes to the transfer agency fees of the Fund effective November 1, 2003.

(3) The Fund's transfer agent has voluntarily agreed to waive a portion of its fees for Class Z shares. If this waiver were reflected in the table, other expenses for Class Z shares would be 0.26% and total annual fund operating expenses for Class Z shares would be 1.08%. This arrangement may be modified or terminated at anytime.

Example Expenses (your actual costs may be higher or lower)

1 Year           3 Years          5 Years         10 Years
 $111             $347             $601            $1,329

HOW TO BUY SHARES

When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

Outlined below are the various options for buying shares:

Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York
                   Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the
                   purchase for you.

By check           For new accounts, send a completed application and check
(new account)      made payable to the Fund to Columbia Funds Services, Inc.,
                   P.O. Box 8081, Boston, MA 02266-8081.

By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                   Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By exchange        You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                   shares of the same class of the Fund at no additional cost.
                   To exchange by telephone, call 1-800-422-3737. Please see
                   "How to Exchange Shares" for more information.

By wire You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 for wiring instructions.

By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds

                   transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is
                   sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                   $ 100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.

By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares of the Fund at
                   no additional sales charge. To invest your dividends in the
                   Fund, call 1-800-345-6611.

Your Account

ELIGIBLE INVESTORS

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

      - Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by Columbia Funds Distributor, Inc.;

      - Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Funds Distributor, Inc.; and

      - Any employee (or family member of an employee) of former FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment

      - Clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and

      - Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

      - Any client of Fleet National Bank or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet National Bank or the subsidiary);

      - A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from Columbia Funds Distributor, Inc. or through a third-party broker-dealer;

      - Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

      - Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

The Fund reserves the right to change the criteria for Eligible Investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan, however, each investment requires a $50 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

SALES CHARGES

Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

            CHOOSING A SHARE CLASS

            The Fund offers one class of shares in this prospectus -- Class Z.

            The Fund also offers five additional classes of shares -- Class A, B, C, T and G shares are available through separate prospectuses. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

HOW TO EXCHANGE SHARES

You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES

You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

Outlined below are the various options for selling shares:

Method             Instructions
Through your       You may call your financial advisor to place your sell
financial advisor  order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                   close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees for executing a redemption for you.

By exchange        You or your financial advisor may sell shares of the Fund by exchanging from the Fund into Class Z shares or Class A
                   shares (only if Class Z is not offered) of another fund
                   distributed by Columbia Funds Distributor, Inc. at no
                   additional cost. To exchange by telephone, call
                   1-800-422-3737.

By telephone       You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days.
                   The dollar limit for telephone sales is $ 100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts.
                   For details, call 1-800-799-7526.

By mail You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature
                   Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                   Mail your letter of instruction to Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

By systematic      You may automatically sell a specified dollar amount or
withdrawal plan    percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

By electronic You  may sell shares of the Fund and request that the
funds transfer     proceeds be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of Fund shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund except as noted below with respect to orders received through omnibus accounts, in any 28-day period, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market
Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

INTERMEDIARY COMPENSATION

The distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.

OTHER INFORMATION ABOUT YOUR ACCOUNT

How the Fund's Share Price is Determined The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for Class Z shares.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

Types of Distributions

Dividends          Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.

Capital gains      Represents net long-term capital gains on sales of
                   securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

            UNDERSTANDING FUND DISTRIBUTIONS

            The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Distribution Options The Fund distributes any dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

 Distribution Options

         Reinvest all distributions in additional shares of your current fund

         Reinvest all distributions in shares of another fund

         Receive dividends in cash (see options below) and reinvest capital gains

         Receive all distributions in cash (with one of the following options):

      -     send the check to your address of record

      -     send the check to a third party address

      -     transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the

Fund. Such transactions also may be subject to federal, state and local income tax.

Managing the Fund

INVESTMENT ADVISOR

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.75% of average daily net assets of the Fund.

PORTFOLIO MANAGER

Paul J. Berlinguet, a senior vice president and senior portfolio manager of Columbia Management, is a co-manager for the Fund and has managed or co-managed the Fund since November, 2003. Mr. Berlinguet has been associated with Columbia Management since October, 2003. Prior to joining Columbia Management, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds. Prior to joining John Hancock Funds in April, 2001, Mr. Berlinguet was head of the Global Technology Team and a large-cap growth portfolio manager at Baring Asset Management from May, 1989 to March, 2001. Steven R. Lilly, a vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since May, 2004. Mr. Lilly has been an analyst for small and mid cap growth products and has been associated with Columbia Management or its affiliates since July, 1995.

Thomas P. Lettenberger, a vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since May, 2004. Mr. Lettenberger has been associated with Columbia Management since August, 2000. Prior to joining Columbia Management, Mr. Lettenberger was an equity research analyst at William Blair LLC from July 1998 to August 2000.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the last six fiscal periods, which run from October 1 to September 30, unless otherwise indicated. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the year ended September 30, 2004 have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 and for the fiscal years ended October 31, 2002, 2001, 2000 and 1999 has been derived from the Fund's financial statements which have been audited by Ernst &

Young LLP, an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

                                              Year ended      Period ended
                                             September 30,    September 30,                        Year ended October 31,
                                               2004/(a)/      2003/(b)(c)/       2002            2001         2000     1999
                                                Class Z          Class Z       Class Z         Class Z      Class Z   Class Z
                                             -------------    -------------    -------         -------      -------   -------
Net asset value --
Beginning of period ($)                          14.85            11.79         15.63           22.48        16.13      13.96
                                               -------          -------       -------         -------      -------    -------

Income from Investment Operations ($):
  Net investment income (loss)                   (0.15)/(d)/      (0.11)/(d)/   (0.11)/(d)/     (0.10)       (0.12)     (0.16)
  Net realized and unrealized gain (loss)
   on investments                                 2.14             3.17         (3.73)          (3.35)        6.47       2.33
                                               -------          -------       -------         -------      -------    -------

 Total from Investment Operations                 1.99             3.06         (3.84)          (3.45)        6.35       2.17
                                               -------          -------       -------         -------      -------    -------

Less Distributions Declared
to Shareholders ($):
  From net realized gains                           --               --            --           (3.40)          --         --
  In excess of net realized gains                   --               --            --             --/(e)/       --         --
                                               -------          -------       -------         -------      -------    -------

 Total Distributions Declared to
  Shareholders                                      --               --            --           (3.40)          --         --
                                               -------          -------       -------         -------      -------    -------

Net asset value --
End of period ($)                                16.84            14.85         11.79           15.63        22.48      16.13
                                               -------          -------       -------         -------      -------    -------

 Total return (%)/(f)/                           13.40/(g)/       25.95/(h)/   (24.62)/(g)/    (16.63)       39.43      15.54
                                               -------          -------       -------         -------      -------    -------

Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(i)/                                   1.08             1.12/(j)/     1.04            1.03         1.03       1.12
  Net investment loss/(i)/                       (0.90)           (0.93)/(j)/   (0.72)          (0.52)       (0.58)     (1.00)
  Waiver/reimbursement                            0.01               --          0.01              --           --         --
 Portfolio turnover rate (%)                        54              123/(h)/       96              75           91        105
 Net assets, end of period (000's) ($)         300,109          293,603       217,377         318,414      422,579    233,326

(a) On October 13, 2003, the Liberty Small Company Equity Fund was renamed the Columbia Small Company Equity Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 18, 2002, the Galaxy Small Company Equity Fund, Trust shares were redesignated Liberty Small Company Equity Fund, Class Z shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e)   Rounds to less than $0.01 per share.

(f)   Total return at net asset value assuming all distributions reinvested.

(g) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)   Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

Notes

-------------------------------------------------------------------------------
===============================================================================

FOR MORE INFORMATION

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.

You can get free copies of annual and semiannual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:
Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Columbia Funds Trust XI: 811-4978

-     Columbia Small Company Equity Fund

[LOGO] ColumbiaFunds

            A Member of Columbia Management Group

            (C)2005 Columbia Funds Distributor, Inc.
            One Financial Center, Boston, MA 02111-2621
            800.426.3750 www.columbiafunds.com



                                                              725-01 / 075U-0105

         Columbia Small Company Equity Fund Prospectus, February 1, 2005

Class T and G Shares

Advised by Columbia Management Advisors, Inc.

TABLE OF CONTENTS

THE FUND                                  2

Investment Goal.........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  2
Performance History.....................  3
Your Expenses...........................  5

YOUR ACCOUNT                              7

How to Buy Shares.......................  7
Sales Charges...........................  8
How to Exchange Shares.................. 11
How to Sell Shares...................... 11
Fund Policy on Trading of Fund Shares... 12
Distribution and Service Fees........... 13
Other Information About Your Account.... 14

MANAGING THE FUND                        17

Investment Advisor...................... 17
Portfolio Manager....................... 17

FINANCIAL HIGHLIGHTS                     18

Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds). Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

      Not FDIC May Lose Value
       Insured
               No Bank Guarantee

The Fund

INVESTMENT GOAL

The Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies that have market capitalizations similar in size to those companies in the Russell 2000 Growth Index. As of December 31, 2004, that index included companies with capitalizations between approximately $59 million and $6.15 billion. All market capitalizations are determined at the time of purchase. The Fund invests primarily in the common stock of U.S. companies, but may invest up to 20% of its total assets in foreign equity securities.

In selecting investments for the Fund, the Fund's investment advisor looks for promising industries. It then looks within those industries for what it judges to be reasonably priced companies that have above-average growth potential. The advisor consults a wide range of sources, including management, competitors, other industry sources and regional brokerage analysts.

The Fund will sell a portfolio security when, as a result of changes in the economy, the advisor believes that holding the security is no longer consistent with the Fund's investment goal. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the issuer of the security.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds. Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Small- or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class T shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class T and G shares, including sales charges, compare with those of a broad measure of market performance for one year, five years and ten years./ /The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

      UNDERSTANDING PERFORMANCE

      Calendar Year Total Returns show the Fund's Class T share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

      Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

      Beginning in 2003, the Fund's primary benchmark was changed to the Russell 2000 Growth Index, an unmanaged index that tracks the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Fund's returns are also compared to the Russell 2000 Index, an unmanaged index that tracks the performance of the 2,000 smallest of the 3,000 largest U.S. companies, based on market capitalization. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

Calendar Year Total Returns/(1) /(Class T)

                                     [CHART]

 1995   1996     1997    1998   1999    2000    2001    2002     2003    2004
-----   -----   -----   ------  -----   -----   -----   ------   -----   -----
38.80%  20.84%  14.17%  -10.94% 38.93%  -5.49%  -0.12%  -33.76%  42.16%  10.91%

                  For the periods shown in bar chart:
                  Best quarter: 4th quarter 1999, +44.08%
                  Worst quarter: 3rd quarter 1998, -24.02%

      (1) The calendar year total returns shown for Class T shares include the returns of Retail A Shares of the Galaxy Small Company Equity Fund (Galaxy Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class T shares were initially offered by the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns -- for periods ended December 31, 2004

                                                               1 Year  5 Years       10 Years
Class T (%)
  Return Before Taxes                                            4.50    -1.45/(1)/      8.21/(1)/
  Return After Taxes on Distributions                            4.50    -2.14/(1)/      7.13/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares    2.93    -1.44/(1)/      6.77/(1)/
                                                               ------  -------       --------
Class G (%)
  Return Before Taxes                                            5.20    -1.58/(1)/      8.18/(1)/
  Return After Taxes on Distributions                            5.20    -2.30/(1)/      7.08/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares    3.38    -1.54/(1)/      6.75/(1)/
                                                               ------  -------       --------
Russell 2000 Growth Index (%)                                   14.31    -3.57           7.12
                                                               ------  -------       --------
Russell 2000 Index (%)                                          18.33     6.61          11.54

(1) The average annual total returns shown include the returns of Retail A Shares (for Class T shares) and Retail B Shares (for Class G shares) of the Galaxy Fund for periods prior to November 18, 2002, the date on which Class T and Class G shares were initially offered by the Fund. The returns shown for Class G shares also include the returns of Retail A Shares (adjusted to reflect the sales charges applicable to Class G shares) for periods prior to the inception of Retail B Shares of the Galaxy Fund (March 4, 1996). Retail A Shares were initially offered on December 30, 1991. Class G shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class G shares exceed expenses paid by Retail A Shares.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

      UNDERSTANDING EXPENSES

      Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

      Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees, shareholder service fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

      Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. Except as noted, the table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

      -     $10,000 initial investment

      -     5% total return for each year

      -     Fund operating expenses remain the same

      -     Reinvestment of all dividends and distributions

      -     Class G shares convert to Class T shares after eight years

Shareholder Fees/(1)/ (paid directly from your investment)

                                                                       Class T   Class G
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                 5.75       0.00
                                                                        ----       ----
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)   1.00/(2)/  5.00
                                                                        ----       ----
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                     /(3)/      /(3)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 18 months of purchase.

(3) There is a $7.50 charge for wiring sale proceeds to your bank. Annual Fund Operating Expenses (deducted directly from Fund assets)

                                                        Class T    Class G
Management fee/(1)/ (%)                                  0.82       0.82
                                                         ----       ----
Distribution and service (12b-1) fees (%)                0.00       0.95/(2)/
                                                         ----       ----
Other expenses/(4)(5)/ (%)                               0.57/(3)/  0.27
                                                         ----       ----
Total annual fund operating expenses/(5)/ (%)            1.39       2.04

(1) The Fund pays a management fee of 0.75% and an administration fee of 0.07%.

(2) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95% during the current fiscal year.

(3) The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative services), but will limit such fees to an aggregate fee of not more than 0.30% during the current fiscal year.

(4) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

(5) The Fund's transfer agent has voluntarily agreed to waive a portion of its fees for Class T and Class G shares. If this waiver were reflected in the table, other expenses for Class T and Class G shares would be 0.56% and 0.26%, respectively, and total annual fund operating expenses for Class T and Class G shares would be 1.38% and 2.03%, respectively. This arrangement may be modified or terminated at any time.

Example Expenses (your actual costs may be higher or lower)

Class                             1 Year 3 Years 5 Years 10 Years
Class T                           $  708 $   990 $ 1,292 $  2,148
                                  ------ ------- ------- --------
Class G: did not sell your shares $  207 $   640 $ 1,098 $  2,202
         sold all your shares at
         the end of the period    $  707 $ 1,040 $ 1,398 $  2,202

Your Account

HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

INVESTMENT MINIMUMS

Initial Minimums
Initial Investment.......................................... $1,000
Automatic Investment Plan................................... $   50
Retirement Plan............................................. $   25

      The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders. Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Outlined below are the various options for buying shares:

Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                   your request prior to the close of regular trading on the
                   New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                   time. Your financial advisor may charge you fees for
                   executing the purchase for you.

By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and
                   account number with a check made payable to the Fund to
                   Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                   02266-8081.

By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging Class T or Class G
                   shares you own in a different fund distributed by Columbia
                   Funds Distributor, Inc. for shares of the same class (and, in some cases, certain other classes) of the Fund at no
                   additional cost. There may be an additional sales charge if exchanging from a money market fund. To exchange by
                   telephone, call 1-800-422-3737.

By wire You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 for wiring instructions.

By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                   prior to your telephone request. Be sure to complete the
                   appropriate section of the application.

Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of
                   the application for this feature.

Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is
                   sufficient to complete the transfers. You may terminate
                   your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. There may
                   be an additional sales charge if exchanging from a money
                   market fund. Be sure to complete the appropriate section of the account application for this feature.

By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares (and in some
                   cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if
                   exchanging from a money market fund. To invest your
                   dividends in the Fund, call 1-800-345-6611.

SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.

Class T shares Your purchases of Class T shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class T shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

Class T Sales Charges

                                                       % of offering
                                 As a % of                 price
                                 the public   As a %    retained by
                                  offering   of your     financial
Amount purchased                   price    investment    advisor
Less than $50,000                   5.75       6.10        5.00
                                    ----       ----        ----
$50,000 to less than $100,000       4.50       4.71        3.75
                                    ----       ----        ----
$100,000 to less than $250,000      3.50       3.63        2.75
                                    ----       ----        ----

$250,000 to less than $500,000      2.50       2.56        2.00
                                    ----       ----        ----
$500,000 to less than $1,000,000    2.00       2.04        1.75
                                    ----       ----        ----
$1,000,000 or more                  0.00       0.00        0.00

Class T shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class T share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class T share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

Purchases Over $1 Million

Amount purchased                    Commission %
Less than $3 million                    1.00
                                        ----
$3 million to less than $5 million      0.80
                                        ----
$5 million to less than $25 million     0.50
                                        ----
$25 million or more                     0.25

The commission to financial advisors for Class T share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

      UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

      Certain investments in Class T and G shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.

Reduced Sales Charges for Larger Investments.

A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class T shares of the Fund and other funds in the Columbia family of funds.

Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level

(according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price. Statement of Intent You also may pay a lower sales charge when purchasing Class T shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.

B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

      -     Individual accounts

      -     Joint accounts

      -     Certain IRA accounts

      -     Certain trusts

      -     UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.

C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.

D. How can I obtain more information about breakpoint discounts?

Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

Class G shares Your purchases of Class G shares are at Class G's net asset value. Class G shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class G shares as described in the chart below.

Class G Sales Charges

                                % deducted when
Holding period after purchase   shares are sold
   Through first year                5.00
                                     ----
   Through second year               4.00
                                     ----
   Through third year                4.00
                                     ----
   Through fourth year               4.00
                                     ----
   Through fifth year                3.00
                                     ----
   Through sixth year                2.00
                                     ----
   Through seventh year              1.00
                                     ----
   Longer than seven years           0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class T shares occurs eight years after purchase.

Please see the Statement of Additional Information for the CDSCs and conversion schedules applicable to Class G shares received in exchange for Retail B Shares of the Galaxy Fund purchased or acquired prior to January 1, 2001.

HOW TO EXCHANGE SHARES

You may exchange your Class T shares for Class A or Class T shares, and may exchange your Class G shares for Class B or Class G shares, of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Class A or Class B shares acquired upon exchange of Class T and Class G shares may not be further exchanged back into Class T or Class G shares unless you continue to hold Class T or Class G shares. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

Outlined below are the various options for selling shares:

Method            Instructions
Through your      You may call your financial advisor to place your sell
financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                  close of regular trading on the NYSE, usually 4:00 p.m.
                  Eastern time. Your financial advisor may charge you fees
                  for executing a redemption for you.

By exchange       You or your financial advisor may sell shares of the Fund
                  by exchanging from the Fund into the same share class (or
                  Class A and Class B shares, for Class T and Class G shares, respectively) of another fund distributed by Columbia Funds
                  Distributor, Inc. at no additional cost. To exchange by
                  telephone, call 1-800-422-3737.

By telephone      You or your financial advisor may sell shares of the Fund
                  by telephone and request that a check be sent to your
                  address of record by calling 1-800-422-3737, unless you
                  have notified the Fund of an address change within the
                  previous 30 days. The dollar limit for telephone sales is
                  $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.

By mail You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the

                  Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions.
                  Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                  1-800-345-6611.
                  Mail your letter of instruction to Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

By systematic     You may automatically sell a specified dollar amount or
withdrawal plan   percentage of your account on a monthly, quarterly or
                  semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                  available if you hold your shares in certificate form. All dividend and capital gains distributions must be
                  reinvested. Be sure to complete the appropriate section of the account application for this feature.

By electronic     You may sell shares of the Fund and request that the
funds transfer    proceeds be electronically transferred to your bank.
                  Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                  request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

DISTRIBUTION AND SERVICE FEES

The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class G shares and certain services provided to you by your financial advisor. The annual fee for shareholder liaison services and administration support may equal up to 0.50% for Class G shares. The annual distribution fee may equal up to 0.65% for Class G shares. The Fund does not intend to pay more than a total of 0.95% for Class G shares in distribution and shareholder service fees during the current fiscal year. The Fund has also adopted a plan that permits it to pay for certain services provided to Class T shareholders by their financial advisors. The annual service fee may equal up to 0.50% for Class T shares. The Fund does not intend to pay more than 0.30% for Class T shares in shareholder service fees during the current fiscal year. The foregoing fees are paid out of the assets of the relevant class. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class G shares automatically convert to Class T shares after a certain number of years, eliminating a portion of these fees upon conversion. Conversion may occur six or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales

Charges" or the Statement of Additional Information for the conversion schedules applicable to Class G shares.

Additional Intermediary Compensation In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.

OTHER INFORMATION ABOUT YOUR ACCOUNT

How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for any class of shares offered by the Fund.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

Types of Distributions

   Dividends      Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.

   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

      UNDERSTANDING FUND DISTRIBUTIONS

      The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Distribution Options The Fund distributes any dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

Distribution Options

      Reinvest all distributions in additional shares of your current fund Reinvest all distributions in shares of another fund

      Receive dividends in cash (see options below) and reinvest capital gains Receive all distributions in cash (with one of the following options):

      -     send the check to your address of record

      -     send the check to a third party address

      -     transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

Managing the Fund

INVESTMENT ADVISOR

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.75% of average daily net assets of the Fund.

PORTFOLIO MANAGER

Paul J. Berlinguet, a senior vice president and senior portfolio manager of Columbia Management, is a co-manager for the Fund and has managed or co-managed the Fund since November, 2003. Mr. Berlinguet has been associated with Columbia

Management since October, 2003. Prior to joining Columbia Management, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds. Prior to joining John Hancock Funds in April, 2001, Mr. Berlinguet was head of the Global Technology Team and a large-cap growth portfolio manager at Baring Asset Management from May, 1989 to March, 2001.

Steven R. Lilly, a vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since May, 2004. Mr. Lilly has been an analyst for small and mid cap growth products and has been associated with Columbia Management or its affiliates since July, 1995.

Thomas P. Lettenberger, a vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since May, 2004. Mr. Lettenberger has been associated with Columbia Management since August, 2000. Prior to joining Columbia Management, Mr. Lettenberger was an equity research analyst at William Blair LLC from July 1998 to August 2000.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last six fiscal periods, which run from October 1 to September 30, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the year ended September 30, 2004 have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended September 30, 2003 and for the fiscal years ended October 31, 2002, 2001, 2000 and 1999 has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

The Fund

                                               Year ended       Period ended
                                              September 30,     September 30,                      Year ended October 31,
                                                2004/(a)/       2003/(b)(c)/       2002          2001          2000    1999
                                                 Class T           Class T        Class T       Class T      Class T  Class T
                                              -------------     -------------     -------       -------      -------  -------
Net asset value --
Beginning of period ($)                           14.09             11.23           14.95         21.75        15.66    13.63
                                                 ------            ------         -------       -------      -------  -------
Income from Investment Operations ($):
  Net investment income (loss)                    (0.20)/(d)/       (0.15)/(d)/     (0.16)/(d)/   (0.17)       (0.22)   (0.23)
  Net realized and unrealized gain (loss) on
   investments                                     2.03              3.01           (3.56)        (3.23)        6.31     2.26
                                                 ------            ------         -------       -------      -------  -------
  Total from Investment Operations                 1.83              2.86           (3.72)        (3.40)        6.09     2.03
                                                 ------            ------         -------       -------      -------  -------
Less Distributions Declared
to Shareholders ($):
  From net realized gains                            --                --              --         (3.40)          --       --
  In excess of net realized gains                    --                --              --            -- /(e)/     --       --
                                                 ------            ------         -------       -------      -------  -------
 Total Distributions Declared to Shareholders        --                --              --         (3.40)          --       --
                                                 ------            ------         -------       -------      -------  -------
Net asset value --                                15.92
End of period ($)                                                   14.09           11.23         14.95        21.75    15.66
                                                 ------            ------         -------       -------      -------  -------
 Total return (%)/(f)/                            12.99/(g)/        25.47/(g)(h)/  (24.88)/(g)/  (17.03)       38.89    14.89/(g)/
                                                 ------            ------         -------       -------      -------  -------
Ratios to Average Net Assets/Supplemental
Data (%):
  Expenses/(i)/                                    1.41              1.54/(j)/       1.46          1.42         1.44     1.53
  Net investment loss/(i)/                        (1.23)            (1.35)/(j)/     (1.14)        (0.91)       (0.99)   (1.41)
  Waiver/reimbursement                             0.02              0.05/(j)/       0.03            --           --     0.01
 Portfolio turnover rate (%)                         54               123/(h)/         96            75           91      105
 Net assets, end of period (000's) ($)           68,359            66,780          57,537        84,332      125,427   87,921

(a) On October 13, 2003, the Liberty Small Company Equity Fund was renamed the Columbia Small Company Equity Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 18, 2002, the Galaxy Small Company Equity Fund, Retail A shares were redesignated Liberty Small Company Equity Fund, Class T shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e)   Rounds to less than $0.01 per share.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)   Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

                                             Year ended     Period ended
                                            September 30,   September 30,                     Year ended October 31,
                                              2004/(a)/     2003/(b)(c)/     2002           2001        2000        1999
                                               Class G         Class G      Class G       Class G     Class G      Class G
                                            -------------   -------------   -------       -------     -------      -------
Net asset value --
Beginning of period ($)                         13.24           10.65         14.30         21.10       15.31        13.39
                                                -----           -----       -------       -------     -------      -------
Income from Investment Operations ($):
  Net investment income (loss)                  (0.30)/(d)/     (0.25)/(d)/   (0.27)/(d)/   (0.25)      (0.37)       (0.34)
  Net realized and unrealized gain (loss)
   on investments                                1.91            2.84         (3.38)        (3.15)       6.16         2.26
                                                -----           -----       -------       -------     -------      -------
  Total from Investment Operations               1.61            2.59         (3.65)        (3.40)       5.79         1.92
                                                -----           -----       -------       -------     -------      -------
Less Distributions Declared
to Shareholders ($):
  From net realized gains                          --              --            --         (3.40)         --           --
  In excess of net realized gains                  --              --            --            --/(e)/     --           --
                                                -----           -----       -------       -------     -------      -------
 Total Distributions Declared to
  Shareholders                                     --              --            --         (3.40)         --           --
                                                -----           -----       -------       -------     -------      -------
Net asset value --
End of period ($)                               14.85           13.24         10.65         14.30       21.10        15.31
                                                -----           -----       -------       -------     -------      -------
 Total return (%)/(f)/                          12.16/(g)/      24.32/(h)/   (25.52)/(g)/  (17.66)      37.82/(g)/   14.34/(g)/
                                                -----           -----       -------       -------     -------      -------
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(i)/                                  2.16            2.53/(j)/     2.29          2.25        2.24         2.16
  Net investment loss/(i)/                      (1.98)          (2.34)/(j)/   (1.97)        (1.74)      (1.79)       (2.04)
  Waiver/reimbursement                           0.01              --          0.03            --        0.01         0.16
 Portfolio turnover rate (%)                       54             123/(h)/       96            75          91          105
 Net assets, end of period (000's) ($)          4,565           6,651         9,148        15,190      18,936       12,212

(a) On October 13, 2003, the Liberty Small Company Equity Fund was renamed Columbia Small Company Equity Fund.

(b)   The Fund changed its fiscal year end from October 31 to September 30.

(c) On November 18, 2002, the Galaxy Small Company Equity Fund, Retail B shares were redesignated Liberty Small Company Equity Fund, Class G shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e)   Rounds to less than $0.01 per share.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)   Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

FOR MORE INFORMATION

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus. The Statement of Additional Information and the Fund's website (www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:
Public Reference Room Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Columbia Funds Trust XI: 811-4978

-     Columbia Small Company Equity Fund

[LOGO] ColumbiaFunds

      A Member of Columbia Management Group

      (C)2005 Columbia Funds Distributor, Inc.

      One Financial Center, Boston, MA 02111-2621

      800.426.3750 www.columbiafunds.com

                                                                725-01/076U-0105

                         COLUMBIA ASSET ALLOCATION FUND
                         COLUMBIA LARGE CAP GROWTH FUND
                         COLUMBIA DISCIPLINED VALUE FUND
                           COLUMBIA COMMON STOCK FUND
                          COLUMBIA SMALL CAP CORE FUND
                       COLUMBIA SMALL COMPANY EQUITY FUND
                          COLUMBIA DIVIDEND INCOME FUND

                        SERIES OF COLUMBIA FUNDS TRUST XI
                       STATEMENT OF ADDITIONAL INFORMATION
                             _________________, 2005

This Statement of Additional Information ("SAI") contains information which may be useful to investors but which is not included in the Prospectuses of Columbia Asset Allocation Fund, Columbia Large Cap Growth Fund, Columbia Disciplined Value Fund, Columbia Common Stock Fund, Columbia Small Cap Core Fund, Columbia Small Company Equity Fund and Columbia Dividend Income Fund (each a "Fund" and collectively, the "Funds"). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of a Fund dated _________, 2006, as applicable. This SAI should be read together with a Fund's Prospectus and the most recent Annual Report dated September 30, 2004, and Semiannual Report dated March 31, 2005 of Columbia Asset Allocation Fund, Columbia Large Cap Growth Fund, Columbia Disciplined Value Fund, Columbia Common Stock Fund, Columbia Small Cap Core Fund, Columbia Small Company Equity Fund, and Columbia Dividend Income Fund, as applicable, each a series of Columbia Funds Trust XI, the predecessors to the Funds (each a "Predecessor Fund" and collectively, the "Predecessor Funds"). Investors may obtain a free copy of a Prospectus and the Annual Report and Semiannual Report from Columbia Management Distributor, Inc. ("CMD"), One Financial Center, Boston, MA 02111-2621, or by calling 1-800-426-3750. The financial statements and Report of Independent Registered Public Accounting Firm appearing in the Predecessor Fund's September 30, 2004 Annual Report and the financial statements appearing in the Predecessor Fund's March 31, 2005 Semiannual Report are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by CMD generally and additional information about certain securities and investment techniques described in the Funds' Prospectuses.

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
PART 1
Definitions                                                                   b
Organization and History                                                      b
Investment Goal and Policies                                                  b
Fundamental and Non-Fundamental Investment Policies                           c
Portfolio Turnover                                                            h
Fund Charges and Expenses                                                     i
Custodian of the Funds                                                       oo
Independent Registered Public Accounting Firm of the Funds                   oo

PART 2
Miscellaneous Investment Practices                                            1
Taxes                                                                        21
Additional Tax Matters Concerning Trust Shares                               26
Management of the Funds                                                      28
Determination of Net Asset Value                                             40
How to Buy Shares                                                            42
Special Purchase Programs/Investor Services                                  45
Programs for Reducing or Eliminating Sales Charges                           47
How to Sell Shares                                                           49
Distributions                                                                53
How to Exchange Shares                                                       54
Suspension of Redemptions                                                    54
Shareholder Liability                                                        54
Shareholder Meetings                                                         54


                                        a

Appendix I                                                                   56
Appendix II                                                                  61
SUP-39/88447-0705

                         COLUMBIA ASSET ALLOCATION FUND
                         COLUMBIA LARGE CAP GROWTH FUND
                         COLUMBIA DISCIPLINED VALUE FUND
                           COLUMBIA COMMON STOCK FUND
                          COLUMBIA SMALL CAP CORE FUND
                       COLUMBIA SMALL COMPANY EQUITY FUND
                          COLUMBIA DIVIDEND INCOME FUND

                       STATEMENT OF ADDITIONAL INFORMATION
                             _________________, 2005

DEFINITIONS

"Asset Allocation Fund" or "Fund"           Columbia Asset Allocation Fund
"Growth Fund" or "Fund"                     Columbia Large Cap Growth Fund
"Value Fund" or "Fund"                      Columbia Disciplined Value Fund
"Common Stock Fund" or "Fund"               Columbia Common Stock Fund
"Small Cap Fund" or "Fund"                  Columbia Small Cap Core Fund
"Small Company Fund" or "Fund"              Columbia Small Company Equity Fund
"Dividend Fund" or "Fund"                   Columbia Dividend Income Fund
"Predecessor Fund" or "Predecessor Funds"   See below under "Organization and History"
"Trust"                                     Columbia Funds Series Trust I
"Advisor"                                   Columbia Management Advisors, Inc., the Funds' investment advisor
"CMD"                                       Columbia Management Distributor, Inc., the Funds' distributor
"CMS"                                       Columbia Management Services, Inc., the Funds' shareholder services and transfer agent

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1987. Each Fund is an open-end diversified management investment company representing the entire interest in a separate series of the Trust. Each Fund commenced investment operations as a series of the Trust on _________, 2006. Prior to ________, 2006 (the "Fund Reorganization Date"), each Fund was organized as a series of Columbia Funds Trust XI, a Massachusetts business trust (the "Predecessor Fund"). The Predecessor Fund to the Asset Allocation Fund commenced operations on December 30, 1991; the Predecessor Fund to the Growth Fund commenced operations on December 14, 1990; the Predecessor Fund to the Value Fund commenced operations on September 1, 1988; the Predecessor Fund to the Small Company Fund commenced operations on December 30, 1991; the Predecessor Fund to the Dividend Fund commenced operations on March 4, 1998; the Predecessor Fund to the Common Stock Fund commenced operations on December 14, 1992; and the Predecessor Fund to the Small Cap Fund commenced operations on December 14, 1992. The information provided for the Fund in this SAI for periods prior to the Fund Reorganization Date relates to the Predecessor Fund. The Trust changed its name from "Liberty-Stein Roe Funds Municipal Trust" to "Columbia Funds Trust IX" effective October 13, 2003. Effective ______, 2005, the name of the Trust was changed from "Columbia Funds Trust IX" to its current name.

INVESTMENT GOAL AND POLICIES

Each Prospectus describes the investment goal and investment strategies and risks of each Fund to which it pertains. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Funds. Part 2 contains, among other things, additional information about the following securities and investment techniques that may be utilized by the Funds, unless otherwise noted, subject to any restrictions described in Part 1 of this SAI:

     Custody Receipts and Trust Certificates (the Asset Allocation Fund only) Short-Term Trading
     Small Companies (the Small Cap and Small Company Funds only)
     Common Stock, Preferred Stock and Warrants
     Foreign Securities
     Other Investment Companies


                                        b

     Money Market Instruments
     Securities Loans
     Forward Commitments
        "When-Issued" Securities (theCommon Stock, Dividend and Small Cap Funds
         only)
        "Delayed Delivery" Securities (the Common Stock, Dividend and Small Cap
         Funds only)
     Mortgage Dollar Rolls (the Asset Allocation Fund only)
     REITs
     Mortgage-Backed Securities (the Asset Allocation Fund only)
     Non-Agency Mortgage-Backed Securities (the Asset Allocation Fund only) Asset-Backed Securities (the Asset Allocation Fund only)
     Repurchase Agreements
     Reverse Repurchase Agreements
     Options on Securities
     Futures Contracts and Related Options
     Swap Agreements (Swaps, Caps, Collars and Floors)
     Foreign Currency Transactions
     Rule 144A Securities
     Variable and Floating Rate Obligations
     Convertible Securities
     Yankee Obligations
     American, European, Continental and Global Depositary Receipts
        (except that only the Common Stock, Small Cap and Dividend Funds may invest in GDRs)

Except as indicated below under "Fundamental and Non-Fundamental Investment Policies," the Funds' investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES

In addition to each Fund's investment goal as stated in its Prospectuses, the following investment limitations are matters of fundamental policy and may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of its outstanding shares. A "vote of the holders of a majority of the outstanding shares" of a particular Fund means the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of such Fund, or (b) 67% or more of the shares of such Fund present at a meeting if more than 50% of the outstanding shares of such Fund are represented at the meeting in person or by proxy.

Each of the Asset Allocation Fund, Common Stock Fund, Dividend Fund, Value Fund, Growth Fund, Small Cap Fund and Small Company Fund may not:

1. Underwrite any issue of securities issued by other persons within the meaning of the Securities Act of 1933, as amended (the "1933 Act") except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.

2. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

3. Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation,


                                        c
     assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

NON-FUNDAMENTAL INVESTMENT POLICIES

The following investment limitation with respect to the Funds may be changed by the Board of Trustees without shareholder approval:

8. A Fund may not sell securities short, maintain a short position, or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

The following investment limitations with respect to the Asset Allocation Fund, Dividend Fund, Value Fund, Growth Fund and Small Company Fund may be changed by the Board of Trustees without shareholder approval:

9. A Fund may not write or sell put options, call options, straddles, spreads or any combination thereof except that (i) each of the Value Fund, Growth Fund and Small Company Fund may, to the extent consistent with its investment objective and policies, write covered call options and purchase and sell other options, and (ii) the Asset Allocation Fund and the Dividend Fund may buy and sell options, including without limit buying or writing puts and calls, based on any type of security, index or currency, including options on foreign exchanges and options not traded on exchanges to the extent permitted by its investment objective and policies.

10. A Fund may not purchase securities of companies for the purpose of exercising control.

11. A Fund may not purchase securities of other investment companies except as permitted by the 1940 Act, except that the Dividend Fund may, from time to time, on a temporary basis, invest exclusively in one other investment company similar to the Fund.

The following investment limitation with respect to the Asset Allocation Fund, Dividend Fund, Value Fund, Growth Fund and Small Company Fund may be changed by the Board of Trustees without shareholder approval:

12. A Fund may not invest more than 15% of its net assets in illiquid securities.

The following investment limitations with respect to the Common Stock Fund and Small Cap Fund may be changed by the Board of Trustees without shareholder approval:

13. The Funds may not invest more than 15% of their respective net assets in securities subject to restrictions on resale under the Securities Act of 1933 (except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain securities which meet the criteria for liquidity as established by the Board of Trustees).

14. Each Fund will limit its investments in other investment companies to not more than 3% of the total outstanding voting stock of any investment company; will invest no more than 5% of its total assets in any one investment company; and will invest no more than 10% of its total assets in investment companies in general. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization or acquisition of assets.

15. The Funds will purchase the securities of other investment companies only in open market transactions involving only customary broker's commissions. It should be noted that investment companies incur certain expenses such as management fees, and therefore any investment by a Fund in shares of another investment company would be subject to such duplicate expenses.

16. Neither Fund may purchase or retain the securities of any issuer if the officers and Trustees of the Trust or the Advisor, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.

17. Neither Fund may purchase or sell interests in oil, gas, or mineral exploration or development programs or leases; except that the Funds may


                                        d
     purchase the securities of issuers which invest in or sponsor such programs.

18. Neither Fund may purchase put options on securities, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.

19. Neither Fund may write call options on securities, unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. Neither Fund may write call options in excess of 5% of the value of its total assets.

20. Neither Fund will invest more than 15% of the value of its respective net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, and certain securities not determined by the Board of Trustees to be liquid.

21. Neither Fund may invest in companies for the purpose of exercising management or control.

22. Neither Fund may invest more than 5% of its net assets in warrants. No more than 2% of this 5% may be warrants which are not listed on the New York Stock Exchange.

With respect to Investment Limitation No. 11 above, the 1940 Act currently prohibits a Fund, subject to certain exceptions, from acquiring the securities of other investment companies if, as a result of such acquisition, (a) the Fund owns more than 3% of the total outstanding voting stock of the investment company; (b) securities issued by any one investment company represent more than 5% of the total assets of the Fund; or (c) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

Each Fund may purchase restricted securities, which are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under the federal securities laws. Certain restricted securities may be considered liquid pursuant to guidelines established by the Board of Trustees. To the extent restricted securities are deemed illiquid, each Fund will limit its purchase, together with other securities considered to be illiquid, to 15% of its net assets.

Each of the Growth Fund and Small Company Fund may purchase put options and call options on securities and securities indices. Neither of these Funds may purchase options unless immediately after any such transaction the aggregate amount of premiums paid for put or call options does not exceed 5% of its total assets.

Each of the Value Fund, Growth Fund and Small Company Fund may engage in writing covered call options and may enter into closing purchase transactions with respect to such options. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. The aggregate value of the securities subject to such options written by these Funds may not exceed 25% of the value of such Fund's net assets.

Each of the Asset Allocation Fund, Common Stock Fund, Dividend Fund and Small Cap Fund may buy and sell options and futures contracts to manage their exposure to changing interest rates, security prices and currency exchange rates. These Funds may invest in options and futures based on any type of security, index, or currency, including options and futures based on foreign exchanges and options not traded on exchanges. These Funds will not hedge more than 20% of their respective total assets (10% of net assets with respect to the Asset Allocation
Fund) by selling futures, buying puts, and writing calls under normal conditions. These Funds will not buy futures or write puts whose underlying value exceeds 20% of their respective total assets (10% of net assets with respect to the Asset Allocation Fund), and will not buy calls with a value exceeding 5% of their respective total assets. These Funds may utilize stock index futures contracts, options, swap agreements, indexed securities, and options on futures contracts for the purposes of managing cash flows into and out of their respective portfolios and potentially reducing transaction costs, subject to the limitation that the value of these futures contracts, swap agreements, indexed securities, and options will not exceed 20% of the Funds' respective total assets (10% of net assets with respect to the Asset Allocation
Fund). These Funds will not purchase put options to the extent that more than 5% of the value of their respective total assets would be invested in premiums on open put option positions. In addition, these Funds do not intend to invest more than 5% of the market value of their respective total assets in each of the following: futures contracts, swap agreements, and indexed securities. When one of these Funds enters into a swap agreement, liquid assets of the Fund equal to the value of the swap agreement will be segregated by that Fund. These Funds may not use stock index futures contracts and options for speculative purposes.

As a means of reducing fluctuations in the net asset value of shares of the Asset Allocation Fund, Large Cap Fund, Dividend Fund and Small Cap Fund, the Funds may attempt to hedge all or a portion of their respective portfolios through the purchase of listed put options on stocks, stock indices and stock index futures contracts. These options will be used as a form of forward pricing to protect portfolio securities against decreases in value resulting from market factors, such as an anticipated increase in interest rates.


                                        e

The Asset Allocation Fund, Common Stock Fund, Dividend Fund and Small Cap Fund may only: (1) buy listed put options on stock indices and stock index futures contracts; (2) buy listed put options on securities held in their respective portfolios; and (3) sell listed call options either on securities held in their respective portfolios or on securities which they have the right to obtain without payment of further consideration (or have segregated cash in the amount of any such additional consideration). Each of these Funds will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed or expired. Each of these Funds may also enter into stock index futures contracts. A stock index futures contract is a bilateral agreement which obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of trading of the contract and the price at which the agreement is originally made. There is no physical delivery of the stocks constituting the index, and no price is paid upon entering into a futures contract.

None of the Asset Allocation Fund, Common Stock Fund, Dividend Fund and Small Cap Fund will enter into futures contracts if, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of its total assets. Further, these Funds will enter into stock index futures contracts only for bona fide hedging purposes or such other purposes permitted under Part 4 of the regulations promulgated by the Commodity Futures Trading Commission. Also, these Funds may not enter into stock index futures contracts and options to the extent that the value of such contracts would exceed 20% of the Fund's total net assets and may not purchase put options to the extent that more than 5% of the value of (10% of net assets with respect to the Asset Allocation Fund) the Fund's total assets would be invested in premiums on open put option positions.

As one way of managing their exposure to different types of investments, the Asset Allocation Fund, Common Stock Fund, Dividend Fund and Small Cap Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors.

Each Fund may buy and sell securities denominated in currencies other than the U.S. dollar, and may receive interest, dividends and sale proceeds in currencies other than the U.S. dollar. The Funds from time to time may enter into foreign currency exchange transactions to convert the U.S. dollar to foreign currencies, to convert foreign currencies to the U.S. dollar and to convert foreign currencies to other foreign currencies.

Each of the Asset Allocation Fund, Value Fund, Growth Fund, Small Cap Fund and Small Company Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. Country funds have portfolios consisting primarily of securities of issuers located in one foreign country. The Funds may invest in other investment companies primarily for the purpose of investing their short-term cash which has not yet been invested in other portfolio instruments. However, from time to time, on a temporary basis, each of the Common Stock Fund, Dividend Fund and Small Cap Fund may invest exclusively in one other investment company similar to the respective Fund.

All debt obligations, including convertible bonds, purchased by the Asset Allocation Fund, Dividend Fund, Value Fund, Growth Fund and Small Company Equity Fund are rated investment grade by Moody's (Aaa, Aa, A and Baa) or S&P (AAA, AA, A and BBB), or, if not rated, are determined to be of comparable quality by the Advisor. Debt securities rated Baa by Moody's or BBB by S&P are generally considered to be investment grade securities although they have speculative characteristics and changes in economic conditions or circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated debt obligations.

The Common Stock Fund and Small Cap Fund may purchase convertible bonds rated Ba or higher by Moody's or BB or higher by S&P or Fitch at the time of investment. Short-term money market instruments purchased by the Common Stock Fund and Small Cap Fund must be rated in one of the top two rating categories by a nationally recognized statistical rating agency, such as Moody's, S&P or Fitch.

Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Trustees or the Advisor may determine that it is appropriate for a Fund to continue to hold the obligation if retention is in accordance with the interests of the particular Fund and applicable regulations of the Securities and Exchange Commission ("SEC"). However, each Fund will sell promptly any security that is not rated investment grade by either S&P or Moody's if such securities exceed 5% of the Fund's net assets.

Loans of portfolio securities by the Funds will generally be short-term (except in the case of the Common Stock Fund and Small Cap Fund, which may loan their securities on a long-term or short-term basis or both), will be made only to borrowers deemed by the Advisor to be of good standing and only when, in the Advisor's judgment, the income to be earned from the loan justifies the attendant risks. The Funds currently intend to limit the lending of their portfolio securities so that, at any given time, securities loaned by a Fund represent not more than one-third of the value of its total assets.

Each Fund will invest no more than 10% of its net assets in REITs.


                                        f

Except as stated otherwise, if a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to borrowings, if a Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

Each Fund may follow non-fundamental operating policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectuses and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act.

ASSET ALLOCATION FUND

The Asset Allocation Fund may invest up to 25% of its net assets in foreign securities. Such foreign investments may be made directly, by purchasing securities issued or guaranteed by foreign corporations, banks or governments (or their political subdivisions or instrumentalities) or by supranational banks or other organizations, or indirectly, by purchasing American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") (EDRs are also known as Continental Depositary Receipts ("CDRs")). Examples of supranational banks include the International Bank for Reconstruction and Development ("World Bank"), the Asian Development Bank and the InterAmerican Development Bank. Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that those commitments will be undertaken or met in the future. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI. The Fund may also invest in dollar-denominated high quality debt obligations of U.S. corporations issued outside the United States. The Fund may also buy and sell options and futures contracts, utilize stock index futures contracts, options, swap agreements, indexed securities and options or futures contracts, purchase asset-backed and mortgage-backed securities and enter into foreign currency exchange contracts.

GROWTH FUND

Under normal circumstances, the Growth Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broadly diversified portfolio of equity securities, primarily common stocks and securities that can be converted into common stocks. Convertible securities purchased by the Growth Fund may include both debt securities and preferred stock. By investing in convertible securities, the Fund will seek the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible. See "Convertible Securities" in
Part 2 of this SAI. The Fund may also invest in common stock warrants.

The Fund may invest up to 20% of its total assets in foreign securities, either directly or indirectly through the purchase of ADRs, EDRs and CDRs. In addition, the Fund may invest in securities issued by foreign branches of U.S. banks and foreign banks. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI. The Fund may also purchase put options and call options and write covered call options. See "Options on Securities" in Part 2 of this SAI.

VALUE FUND

Under normal circumstances, the Value Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, preferred stock (including convertible preferred stock) and debt securities convertible into common stock, mainly those that the Advisor believes to be undervalued. Debt securities convertible into common stock are purchased primarily during periods of relative market instability and are acquired principally for income with the potential for appreciation being a secondary consideration. See "Convertible Securities" in Part 2 of this SAI.

The Fund may also invest up to 20% of its total assets in foreign securities, either directly or indirectly through ADRs, EDRs and CDRs. In addition, the Fund may invest in securities issued by foreign branches of U.S. banks and foreign banks. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI. The Fund may also write covered call options. See "Options on Securities" in Part 2 of this SAI.

COMMON STOCK FUND

Under normal market conditions, the Common Stock Fund will invest at least 80% of its total assets in common stocks, preferred stocks, common stock warrants and securities convertible into common stock. The Fund may purchase convertible securities, including convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. See "Convertible Securities" in
Part 2 of this SAI. The Fund may also buy and sell options and futures contracts and utilize stock index futures contracts, options, swap agreements, indexed securities, and options on futures contracts. See "Options on Securities" and "Futures Contracts and Related Options" in Part 2 of this SAI.

The Fund may invest up to 20% of its total assets in securities of foreign issuers which are freely traded on United States securities exchanges or in


                                        g
the over-the-counter market in the form of ADRs, EDRs, CDRs and Global Depositary Receipts ("GDRs"). Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Fund will not invest in the securities of foreign issuers if any such risk appears to the Advisor to be substantial. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI.

SMALL CAP FUND

Under normal circumstances, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies that have market capitalizations similar in size to those companies in the Russell 2000 Index. In addition to common stocks, the Small Cap Fund may purchase convertible securities, including convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. See "Convertible Securities" in
Part 2 of this SAI. The Fund may also buy and sell options and futures contracts and utilize stock index futures contracts, options, swap agreements, indexed securities, and options on futures contracts. See "Options on Securities" and "Futures Contracts and Related Options" in Part 2 of this SAI.

The Fund may invest up to 20% of its total assets in securities of foreign issuers which are freely traded on U.S. securities exchanges or in the over-the-counter market in the form of ADRs, EDRs, CDRs and GDRs. Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any such risk appears to the Advisor to be substantial. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI.

SMALL COMPANY FUND

In addition to common stocks, the Small Company Fund may invest in preferred stock, securities convertible into common stock, rights and warrants. Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in stocks of companies that have market capitalizations similar in size to those companies in the Russell 2000 Growth Index. The Fund may invest up to 20% of its total assets in foreign securities, either directly or indirectly through ADRs, EDRs and CDRs. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI.

The Fund may purchase put options and call options and write covered call options as a hedge against changes resulting from market conditions and in the value of the securities held in the Fund or which it intends to purchase and where the transactions are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund. See "Options on Securities" in
Part 2 of this SAI.

DIVIDEND FUND

Under normal circumstances, the Dividend Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of income-producing (dividend-paying) equity securities, which will consist primarily of common stocks but may also include preferred stocks and convertible securities. The Fund may invest up to 20% of its net assets in debt securities, including lower-quality debt securities. The Fund may invest up to 20% of its total assets in foreign securities, either directly or indirectly through ADRs, EDRs, CDRs and GDRs. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI. The Fund may also buy and sell options and futures contracts and utilize stock index futures contracts, options, swap agreements, indexed securities and options on futures contracts. See "Options on Securities" and "Futures Contracts and Related Options" in Part 2 of this SAI.

PORTFOLIO TURNOVER

Portfolio turnover is included in the Prospectuses under "Financial Highlights." Each Fund may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with the Fund's investment goal. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover may cause the Funds to realize capital gains which, if realized and distributed by the Funds, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds.

For the Asset Allocation Fund, during the fiscal year ending September 30, 2004, the turnover decreased from 122% in the prior year to 75%. Part of the decrease was due to the restructuring of the Fund to a broadly diversified portfolio in the 2002-2003 fiscal year. We expect that prospectively turnover will generally range between 75% and 125%.

For the Growth Fund, during the fiscal year ending September 30, 2004, the Fund experienced a higher rate of portfolio turnover than during the previous fiscal year. This was due largely to volatility in individual stocks and opportunities to take advantage of inefficiently priced stocks.


                                        h

For the Value Fund, during the fiscal year ending September 30, 2004, the Fund experienced a higher rate of portfolio turnover than during the previous fiscal year. This was due largely to increased opportunities in the equity market in 2004. We expect that prospectively turnover will generally range between 80% and 100%.

For the Common Stock Fund, during the fiscal year ending September 30, 2004, the Fund experienced a higher rate of portfolio turnover than during the previous fiscal year. This was due largely to change in portfolio management. We expect that prospectively turnover will generally range between 50% and 80%.

For the Small Company Equity Fund, during the fiscal year ending September 30, 2004, the turnover decreased from 123% in the prior year to 54%. Part of the decrease was due to changes in portfolio managers. We expect that prospectively turnover will generally range between 90% and 120%.

FUND CHARGES AND EXPENSES

Effective February 9, 2005, under the Funds' management contracts, each Fund (excluding the Small Cap Fund and the Small Company Fund) pays the Advisor a monthly fee based on the average daily net assets of the Fund at the annual rate of:

                   FEE     ASSET     FEE        ASSET       FEE     ASSET     FEE     ASSET     FEE     ASSET     FEE     ASSET
     FUND          RATE    LEVEL     RATE       LEVEL       RATE    LEVEL     RATE    LEVEL     RATE    LEVEL     RATE    LEVEL
---------------   -----   -------   -----   -------------  -----   -------   -----   -------   -----   -------   -----   -------
Columbia Large    0.700%  Less      0.575%  $200 million   0.450%  Net
Cap Growth Fund           than              to $500                assets
                          $200              million                in
                          million                                  excess
                                                                   of $500

Columbia          0.700%  Less      0.650%  $500 million   0.600%  $1        0.550%  $1.5      0.530%  $3        0.510%  Greater
Common Stock              than              to $1 billion          billion           billion           billion           than
Fund                      $500                                     to $1.5           to $3             to $6             $6
                          million                                  billion           billion           billion           billion

Columbia          0.700%  Less      0.650%  $500 million   0.600%  $1        0.550%  $1.5      0.530%  $3        0.510%  Greater
Disciplined               than              to $1 billion          billion           billion           billion           than
Value Fund                $500                                     to $1.5           to $3             to $6             $6
                          million                                  billion           billion           billion           billion

Columbia          0.700%  Less      0.650%  $500 million   0.600%  $1        0.550%  $1.5      0.530%  $3        0.510%  Greater
Dividend                  than              to $1 billion          billion           billion           billion           than
Income Fund               $500                                     to $1.5           to $3             to $6             $6
                          million                                  billion           billion           billion           billion

Columbia Asset    0.650%  Less      0.600%  $500 million   0.550%  $1        0.500%  $1.5      0.480%  $3        0.460%  Greater
Allocation Fund           than              to $1 billion          billion           billion           billion           than
                          $500                                     to $1.5           to $3             to $6             $6
                          million                                  billion           billion           billion           billion

Previously, the Advisor had, with respect to the period from November 1, 2004 to February 9, 2005, waived a portion of its fees, so that it retained fees at the rates shown above.

As of November 1, 2003, the Board of Trustees approved a management fee structure for the Funds, excluding the Small Company Fund, as follows: 0.75% of the first $500 million of average daily net assets, plus 0.70% of the next $500 million of average daily net assets, plus 0.65% of the next $500 million of average daily net assets, plus 0.60% of the next $500 million of average daily net assets, plus 0.55% of average daily net assets in excess of $2 billion. Prior to November 1, 2003, the Advisor was entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of each Fund.

As of November 1, 2003, the management fee structure for the Small Company Fund is as follows: 0.75% of the first $500 million of average daily net assets, plus 0.70% of the next $500 million of average daily net assets, plus 0.65% of average daily net assets in excess of $1 billion.

As of November 1, 2003, the Advisor no longer waives its advisory fees payable to it by the Funds.

Under the administration agreement for each Fund (other than the Growth Fund), the Fund pays the Advisor a monthly fee at the annual rate of 0.067% of the average daily net assets of the Fund. Prior to November 26, 2002, the administration agreement was computed daily and paid monthly at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by Galaxy, 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0525% of the next $9 billion of combined average daily net assets and 0.05% of combined average daily net assets in excess of $30 billion.

Effective November 1, 2004, the Growth Fund pays the Advisor under its administration agreement a fee at the annual rate of 0.10% of the average daily net assets of the Fund. Prior to November 1, 2004, the Growth Fund paid fees under its administration agreement at the rate set forth in the immediately preceding paragraph.

The Advisor is responsible for providing accounting and bookkeeping services to the Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (outsourcing agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the outsourcing agreement.

Under its pricing and bookkeeping agreement with the Funds, the Advisor receives from the Funds an annual fee based on the average daily net assets of each Fund as follows: $25,000 under $50 million; $35,000 of $50 million but less than $200 million; $50,000 of $200 million but less than $500 million; $85,000 of $500 million but less than $1 billion and $125,000 in excess of $1 billion. The annual fees for a Fund with more than 25% in non-domestic assets will be 150% of the annual fees described above. In addition to the above-referenced fees, each Fund pays an additional $10,000 per annum. Notwithstanding the above, for each of the Funds, the Advisor waives fees payable to it under the agreement by $500 per month.

Under the shareholders' servicing and transfer agency fee arrangement between CMS and the Funds, each Fund pays the following fees:

          An annual open account fee of $28 per open account plus a Fund's allocated share of reimbursement for the out-of-pocket expenses of CMS.

Prior to November 1, 2003, the Fund paid a shareholders' servicing and transfer agency fee to CMS as follows:

     -    A new account set up charge of $5.00 per account; plus

     - An account maintenance fee for each open non-networked account of $14.00 per annum and for each networked account in the amount of $100,000 accounts or less of $11.00 per annum and each networked account in the amount of over $100,000 accounts of $8.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

     - An account fee for each closed account in the amount of $100,000 or less of $14.00 per annum and each closed account in the amount of 1 over $100,000 of $11.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

     - The Fund's allocated share of CMS's out-of-pocket expenses reasonably incurred by CMS in performing its duties and responsibilities pursuant to this arrangement.

There is a minimum annual fee per Fund of $5,000.

PFPC Inc. ("PFPC"), located at 4400 Computer Drive, Westborough, Massachusetts 01581-5108, served as the administrator (until July 2002) and transfer and dividend disbursing agent (until July 2002) for the Funds. PFPC also provided pricing and bookkeeping services to the Funds (until July 2002) and continued to provide certain of these pricing and bookkeeping services until November 2002. PFPC is an indirect majority-owned subsidiary of PNC Bank Corp.


                                        j

RECENT FEES PAID TO THE ADVISOR, PFPC AND OTHER SERVICE PROVIDERS (DOLLARS IN THOUSANDS)

The following tables present recent fees paid to the Advisor, PFPC and other service providers by the Funds.

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
ASSET ALLOCATION FUND(A)                          2005            2004              2003(b)            2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                     $3,448             $3,366            $4,135
Administration fee                                                  308                301               362
Bookkeeping fee                                                     149                138               115
Shareholder service and transfer agent fee                          N/A              1,235             1,111
   Transfer Agent fee (A Shares)                                      5                N/A               N/A
   Transfer Agent fee (B Shares)                                      9                N/A               N/A
   Transfer Agent fee (C Shares)                                      1                N/A               N/A
   Transfer Agent fee (G Shares)                                    127                N/A               N/A
   Transfer Agent fee (T Shares)                                    469                N/A               N/A
   Transfer Agent fee (Z Shares)                                    509                N/A               N/A
   Service fee (A Shares)                                             5                  1                 0
   Service fee (B Shares)                                            10                  2                 1
   Service fee (C Shares)                                             1                 (c)              N/A
   Service fee (G Shares)                                           150                180               277
   Service fee (T Shares)                                           576                507               723
   Distribution fee (A Shares)                                      N/A                  0                (c)
   Distribution fee (B Shares)                                       29                  7                 3
   Distribution fee (C Shares)                                        3                  1               N/A
   Distribution fee (G Shares)                                      325                394               613
Fees and expenses waived or reimbursed by
   the Advisor                                                      (12)               (36)              (33)
Fees waived by CMD (Class G)                                          0                  0               (23)
Fees waived by CMS                                                  N/A                  0               (20)

(a) On November 18, 2002, the Galaxy Asset Allocation Fund, Prime A shares were redesignated Class A shares, the Galaxy Asset Allocation Fund, Prime B shares were redesignated Class B shares, the Galaxy Asset Allocation Fund, Retail B shares were redesignated Class G shares and the Galaxy Asset Allocation Fund, Retail A shares were redesignated Class T shares. Class C shares were initially offered on November 18, 2002.

(b) The Asset Allocation Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c)  Rounds to less than one.


                                        k

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
GROWTH FUND(A)                                    2005            2004              2003(b)            2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                     $7,132             $6,438            $9,319
Administration fee                                                  657                575               816
Bookkeeping fee                                                     112                 87               132
Shareholder service and transfer agent fee                          N/A              1,942               872
   Transfer Agent fee (A Shares)                                      6                N/A               N/A
   Transfer Agent fee (B Shares)                                      5                N/A               N/A
   Transfer Agent fee (C Shares)                                      1                N/A               N/A
   Transfer Agent fee (G Shares)                                    120                N/A               N/A
   Transfer Agent fee (T Shares)                                    490                N/A               N/A
   Transfer Agent fee (Z Shares)                                  1,302                N/A               N/A
   Service fee (A Shares)                                             8                  1                 0
   Service fee (B Shares)                                             6                  1               684
   Service fee (C Shares)                                             2                502               N/A
   Service fee (G Shares)                                           160                166               252
   Service fee (T Shares)                                           718                622                 0
   Distribution fee (A Shares)                                      N/A                  0                 1
   Distribution fee (B Shares)                                       18                  4                 2
   Distribution fee (C Shares)                                        5                  2               N/A
   Distribution fee (G Shares)                                      346                359               558
Fees and expenses waived or reimbursed by
   the Advisor                                                      (21)              (200)             (541)
Fees waived by CMD (Class G)                                        N/A                  0               (26)
Fees waived by CMS                                                  N/A                  0               (90)

(a) On November 18, 2002, the Galaxy Equity Growth Fund, Prime A shares were redesignated Class A shares., the Galaxy Equity Growth Fund, Prime B shares were redesignated Class B shares, the Galaxy Equity Growth Fund, Retail B shares were redesignated Class G shares and the Galaxy Equity Growth Fund, Retail A shares were redesignated Class T shares. Class C shares were initially offered on November 18, 2002.

(b) The Equity Growth Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c)  Rounds to less than one.


                                        l

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
VALUE FUND                                        2005            2004              2003(a)            2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                     $3,109             $2,267            $2,892
Administration fee                                                  278                202               253
Bookkeeping fee                                                      57                 53                64
Shareholder service and transfer agent fee                          N/A                675               481
   Transfer Agent fee (A Shares)                                      3                N/A               N/A
   Transfer Agent fee (B Shares)                                      2                N/A               N/A
   Transfer Agent fee (C Shares)                                     (g)               N/A               N/A
   Transfer Agent fee (G Shares)                                     21                N/A               N/A
   Transfer Agent fee (T Shares)                                    252                N/A               N/A
   Transfer Agent fee (Z Shares)                                    464                N/A               N/A
   Service fee (A Shares)                                             4                  1                (b)
   Service fee (B Shares)                                             4                 (g)               (c)
   Service fee (C Shares)                                             1                 (g)               (d)
   Service fee (G Shares)(e)                                         29                 41                71
   Service fee (T Shares)(f)                                        409                329                 0
   Distribution fee (B Shares)                                       11                  1                (c)
   Distribution fee (C Shares)                                        2                 (g)               (d)
   Distribution fee (G Shares)(e)                                    62                 89               160
Fees and expenses waived or reimbursed by
   the Advisor                                                        0                  0                (6)
Fees waived by CMD (Class G)                                        N/A                  0                 0
Fees waived by CMS                                                  N/A                (59)                0

(a) The Value Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b)  Class A shares were initially offered on November 25, 2002.

(c)  Class B shares were initially offered on November 25, 2002.

(d)  Class C shares were initially offered on November 25, 2002.

(e) On November 25, 2002, the Galaxy Equity Value Fund, Retail B shares were redesignated Class G shares.

(f) On November 25, 2002, the Galaxy Equity Value Fund, Retail A shares were redesignated Class T shares.

(g)  Rounds to less than one.


                                        m

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
COMMON STOCK FUND(A)                              2005            2004             2003(b)             2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                     $3,150             3,311             $5,470
Advisory fee waiver                                                 N/A               N/A               (115)
Administration fee                                                  281               297                479
Bookkeeping fee                                                      57               N/A                N/A
Shareholder service and transfer agent fee                          N/A                13                667
   Transfer Agent fee (A Shares)                                     20               N/A                N/A
   Transfer Agent fee (B Shares)                                      7               N/A                N/A
   Transfer Agent fee (C Shares)                                      1               N/A                N/A
   Transfer Agent fee (G Shares)                                     66               N/A                N/A
   Transfer Agent fee (T Shares)                                    424               N/A                N/A
   Transfer Agent fee (Z Shares)                                    354               N/A                N/A
   Distribution fee (Class A )                                      N/A               N/A                 (c)
   Distribution fee (Class B)                                        24                 4                  1
   Distribution fee (Class G)                                       156               208                290
   Distribution fee (Class C)                                         3                 1                N/A
   Service fee (Class A)                                             23               N/A                N/A
   Service fee (Class B)                                              8                 1                 (c)
   Service fee (Class G)                                             71                95                130
   Service fee (Class C)                                              1                (c)               N/A
   Service fee (Class T)                                            575               484                N/A
Fees waived by CMS                                                  N/A                 0                  0
(Class A)                                                            (c)              N/A                N/A
(Class B)                                                            (c)              N/A                N/A
(Class C)                                                           (cg)              N/A                N/A
(Class T)                                                            (6)              N/A                N/A
(Class G)                                                            (5)              N/A                N/A
(Class Z)                                                            (6)              N/A                N/A

(a) On November 18, 2002, the Galaxy Common Stock Fund, Prime A shares were redesignated Class A shares, the Galaxy Common Stock Fund, Prime B shares were redesignated Class B shares, the Galaxy Common Stock Fund, Retail B shares were redesignated Class G shares and the Galaxy Common Stock Fund, Retail A shares were redesignated Class T shares. Class C shares were initially offered on November 18, 2002.

(b) The Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c)  Rounds to less than one.


                                        n

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
SMALL CAP FUND                                    2005            2004             2003(a)             2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                    $10,191             $5,236            $4,741
Administration fee                                                  970                468               415
Bookkeeping fee                                                     139                 87               105
Shareholder service and transfer agent fee                          N/A                731               316
   Transfer Agent fee (A Shares)                                    163                N/A               N/A
   Transfer Agent fee (B Shares)                                     32                N/A               N/A
   Transfer Agent fee (C Shares)                                     50                N/A               N/A
   Transfer Agent fee (G Shares)                                     12                N/A               N/A
   Transfer Agent fee (T Shares)                                    148                N/A               N/A
   Transfer Agent fee (Z Shares)                                    937                N/A               N/A

   Service fee (A shares)(b)                                        427                 38                 0
   Service fee (B shares)(c)                                         82                  8                (g)
   Service fee (C shares)                                           130                  6                (d)
   Service fee (G shares)(e)                                         34                 26                24
   Service fee (T shares)(f)                                        453                319
   Distribution fee (A Shares)(b)                                   N/A                  0                (g)
   Distribution fee (B Shares)(c)                                   247                 23                 2
   Distribution fee (C shares)                                      390                 19                (d)
   Distribution fee (G Shares)(e)                                    73                 57                54
Fees and expenses waived or reimbursed by
   the Advisor                                                      (29)              (121)              (66)

(a) The Small Cap Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) On November 18, 2002, the Galaxy Small Cap Value Fund, Prime A shares were redesignated Class A shares.

(c) On November 18, 2002, the Galaxy Small Cap Value Fund, Prime B shares were redesignated Class B shares.

(d)  Class C shares were initially offered on November 18, 2002.

(e) On November 18, 2002, the Galaxy Small Cap Value Fund, Retail B shares were redesignated Class G shares.

(f) On November 18, 2002, the Galaxy Small Cap Value Fund, Retail A shares were redesignated Class T shares.

(g)  Rounds to less than one.


                                        o

                                               Year ended      Year ended    Eleven months ended    Year ended
                                             September 30,   September 30,      September 30,      October 31,
SMALL COMPANY FUND                                2005            2004             2003(a)             2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                     $3,023             $2,185            $2,956
Administration fee                                                  270                195               257
Bookkeeping fee                                                      59                 54                70
Shareholder service and transfer agent fee                          N/A                789               201
   Transfer Agent fee (A Shares)                                      3                N/A               N/A
   Transfer Agent fee (B Shares)                                      2                N/A               N/A
   Transfer Agent fee (C Shares)                                      1                N/A               N/A
   Transfer Agent fee (G Shares)                                     19                N/A               N/A
   Transfer Agent fee (T Shares)                                    174                N/A               N/A
   Transfer Agent fee (Z Shares)                                    616                N/A               N/A

   Service fee (A shares)(b)                                          4                 (c)               (d)
   Service fee (B shares)(f)                                          3                 (c)               (e)
   Service fee (C shares)(g)                                          1                 (c)                0
   Service fee (G shares)(h)                                         18                 22                41
   Service fee (T shares)(i)                                        221                156                 0

   Distribution fee (B shares)(f)                                     8                 (c)               (e)
   Distribution fee (C shares)(g)                                     3                 (c)                0
   Distribution fee (G shares)(h)                                    39                 48                91
Fees and expenses waived or reimbursed
   by the Advisor                                                   N/A
                                                                                         0               (58)
Fees waived by CMD (G shares)                                       N/A                  0                (3)
Fees waived by CMS                                                  N/A                (26)              (22)
(Class A)                                                            (c)               N/A               N/A
(Class B)                                                            (c)               N/A               N/A
(Class C)                                                            (c)               N/A               N/A
(Class T)                                                           (14)               N/A               N/A
(Class G)                                                            (c)               N/A               N/A
(Class Z)                                                           (22)               N/A               N/A

(a) The Small Company Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) On November 18, 2002, the Galaxy Small Company Equity Fund, Prime A shares were redesignated Class A shares.

(c)  Rounds to less than one.

(d)  Prime A shares were not offered during the period.

(e)  Prime B shares were not offered during the period.

(f) On November 18, 2002, the Galaxy Small Company Equity Fund, Prime B shares were redesignated Class B shares.

(g)  Class C shares were initially offered on November 18, 2002.

(h) On November 18, 2002, the Galaxy Small Company Equity Fund, Retail B shares were redesignated Class G shares.

(i) On November 18, 2002, the Galaxy Small Company Equity Fund l Retail A shares were redesignated Class T shares.


                                        p

                                               Year ended      Year ended    Eleven months ended    Year Ended
                                             September 30,   September 30,      September 30,      October 31,
DIVIDEND FUND                                     2005            2004             2003(a)             2002
------------------------------------------   -------------   -------------   -------------------   -----------
Advisory fee                                                    $1,489             $1,227             $ 381
Advisory fee waiver                                                (59)                (4)             (102)
Bookkeeping Fee                                                     48                 41                40
Administration fee                                                 133                109                33
Shareholder service and transfer agent fee                         N/A                N/A                24
   Transfer Agent fee (A Shares)                                     8                N/A               N/A
   Transfer Agent fee (B Shares)                                    10                N/A               N/A
   Transfer Agent fee (C Shares)                                     2                N/A               N/A
   Transfer Agent fee (G Shares)                                    21                N/A               N/A
   Transfer Agent fee (T Shares)                                   237                N/A               N/A
   Transfer Agent fee (Z Shares)                                   152                N/A               N/A

   Distribution fee (Class A Shares)                               N/A                  0                (d)
   Distribution fee (Class B Shares)                                36                  2                (d)
   Distribution fee (Class C Shares)                                 8                 (e)               (d)
   Distribution fee (Class G Shares)(c)                             52                 61                16
   Service Fee (Class A)                                            10
   Service fee (Class B Shares)                                     12                 (e)               (d)
   Service fee (Class C Shares)                                      3                 (e)               (d)
   Service fee (Class T Shares)(b)                                 306                246               N/A
   Service fee (Class G Shares) (c)                                 24                 28                 7
Fees waived by CMD (G Shares)                                       (e)                 0                (e)
Fees waived by CMS                                                 N/A                 (e)               (4)
(Class A)                                                           (e)               N/A               N/A
(Class B)                                                           (e)               N/A               N/A
(Class C)                                                           (e)               N/A               N/A
(Class T)                                                          (12)               N/A               N/A
(Class G)                                                           (e)               N/A               N/A
(Class Z)                                                          (11)               N/A               N/A

(a) The Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) On November 25, 2002, the Fund's Retail A shares were redesignated Class T shares.

(c) On November 25, 2002, the Fund's Retail B shares were redesignated Class G shares.

(d)  Classes A, B and C shares were initially offered on November 25, 2002.

(e)  Rounds to less than one.


                                        q

Fleet Bank, an affiliate of the former FleetBoston Financial Corporation, was paid a fee for Sub-Account Services performed with respect to Trust Shares of the Funds held by defined contribution plans. Pursuant to an agreement between Fleet Bank and PFPC, Fleet Bank was paid $21.00 per year for each defined contribution plan participant account. For the fiscal year ended October 31, 2002, Fleet Bank received $2,555,258 for Sub-Account Services. PFPC bore this expense directly, and shareholders of Trust Shares of the Predecessor Funds bore this expense indirectly through fees paid to PFPC for transfer agency services.

BROKERAGE COMMISSIONS (DOLLARS IN THOUSANDS)

For the fiscal yeasr ended September 30, 2005 and September 30, 2004, the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002, the Funds paid brokerage commissions as shown in the tables below. During the fiscal year ended September 30, 2004, certain Funds effected a portion of their portfolio transactions through Fleet Securities, Inc. and Banc of America Securities. During the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002, certain Funds effected a portion of their portfolio transactions through Quick & Reilly Institutional Trading ("Quick & Reilly"), a division of the former Fleet Securities, Inc., which was an affiliate of the Advisor, and Robertson Stephens Inc. ("Robertson Stephens"), which also was an affiliate of the Advisor.

The table below discloses (1) the aggregate amount of commissions paid to Fleet Securities, Inc. and Banc of America Securities by the Funds during the fiscal year ended September 30, 2005, (2) the aggregate amount of commissions paid to Quick & Reilly and Robertson Stephens by the Funds during the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002, (3) the percentage of each Fund's aggregate brokerage commissions for the fiscal year ended September 30, 2004 that was paid to Fleet Securities, Inc. and Banc of America Securities; (4) the percentage of each Fund's aggregate brokerage commissions for the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002, that was paid to Quick & Reilly and Robertson Stephens,
(5) the percentage of each Fund's aggregate dollar amount of transactions that involved payment of commissions that was effected through Fleet Securities, Inc. and Banc of America Securities during the fiscal year ended September 30, 2004 and (6) the percentage of each Fund's aggregate dollar amount of transactions that involved payment of commissions that was effected through Quick & Reilly and Robertson Stephens during the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002.

In addition, the table below discloses the soft dollar commissions paid by the Funds during the fiscal years ended September 30, 2005 and September 30, 2004, the eleven months ended September 30, 2003 and the fiscal year ended October 31, 2002.

                                                                       Year ended     Year ended   Eleven months ended   Year ended
                                                                     September 30,  September 30,     September 30,     October 31,
ASSET ALLOCATION FUND                                                     2005           2004            2003(a)            2002
-------------------------------------------------------------------  -------------  -------------  -------------------  -----------
Total commissions                                                                       $ 547             $1,013           $438
Soft dollar commissions                                                                    67                 18            100
Aggregate commissions to Quick & Reilly and Robertson Stephens                             (b)                 0              0
% of aggregate commissions to Quick & Reilly and Robertson Stephens                        (b)              0.00%          0.00%
% of aggregate commission transactions effected through Quick &
   Reilly and Robertson Stephens                                                           (b)              0.00%          0.00%
% of aggregate commissions to Banc of America Securities                                 0.22%                (b)            (b)
% of aggregate commissions transactions effected through Banc of                         0.24%                (b)            (b)
   America Securities

(a) The Asset Allocation Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

                                                                       Year ended     Year ended   Eleven months ended  Year ended
                                                                     September 30,  September 30,     September 30,     October 31,
GROWTH FUND                                                               2005           2004            2003(a)            2002
-------------------------------------------------------------------  -------------  -------------  -------------------  -----------
Total commissions                                                                      $3,739             $ 902            $1,925
Soft dollar commissions                                                                   615                73               123
Aggregate commissions to Quick & Reilly and Robertson Stephens                             (b)                0                 0
% of aggregate commissions to Quick & Reilly and Robertson Stephens                        (b)             0.00%             0.00%
% of aggregate commission transactions effected through Quick &
   Reilly and Robertson Stephens                                                           (b)             0.00%             0.00%


                                        r

                                                             Year ended      Year ended    Eleven months ended    Year ended
                                                           September 30,   September 30,      September 30,      October 31,
GROWTH FUND                                                     2005            2004             2003(a)             2002
--------------------------------------------------------   -------------   -------------   -------------------   -----------
% of aggregate commissions to Fleet Securities, Inc.                           0.00%               (b)               (b)
% of aggregate commissions transactions effected through
   Fleet Securities, Inc.                                                      0.00%               (b)               (b)
% of aggregate commissions to Banc of America Securities                       0.14%               (b)               (b)
% of aggregate commissions transactions effected through
Banc of America Securities                                                     0.25%               (b)               (b)

(a) The Growth Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

                                                             Year ended      Year ended    Eleven months ended    Year ended
                                                           September 30,   September 30,      September 30,      October 31,
VALUE FUND                                                      2005            2004             2003(a)             2002
--------------------------------------------------------   -------------   -------------   -------------------   -----------
Total commissions                                                             $  516             $  264            $1,515
Soft dollar commissions                                                           16                 20               405
Aggregate commissions to Quick & Reilly and Robertson
   Stephens                                                                       (b)                 0                 0
% of aggregate commissions to Quick & Reilly and
   Robertson Stephens                                                             (b)              0.00%             0.00%
% of aggregate commission transactions effected through
   Quick & Reilly and Robertson Stephens                                          (b)              0.00%             0.00%
Aggregate commissions to Fleet Securities, Inc.                                5,964                 19               N/A
% of aggregate commissions to Fleet Securities, Inc.                            1.83%              7.26%              N/A
% of aggregate commission transactions effected through
   Fleet Securities, Inc.                                                       0.61%             13.67%              N/A
Aggregate commissions to Banc of America Securities.                               0                 19               N/A
% of aggregate commissions to Banc of America Securities                        0.14%                (b)               (b)
% of aggregate commissions transactions effected through
   Banc of America Securities                                                   0.25%                (b)               (b)

(a) The Value Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

                                                             Year ended      Year ended    Eleven months ended    Year ended
                                                           September 30,   September 30,      September 30,      October 31,
COMMON STOCK FUND                                               2005            2004             2003(a)             2002
--------------------------------------------------------   -------------   -------------   -------------------   -----------
Total commissions                                                             $1,057              $ 948             $ 609
Soft dollar commissions                                                          127                105                25
Aggregate commissions to Quick & Reilly and Robertson
   Stephens                                                                       (b)                 0                 0
% of aggregate commissions to Quick & Reilly and
   Robertson Stephens                                                             (b)              0.00%             0.00%
% of aggregate commission transactions effected through
   Quick & Reilly and Robertson Stephens                                          (b)              0.00%             0.00%
Aggregate commissions to Fleet Securities                                          0                281                (b)
% of aggregate commissions to Fleet Securities                                  0.00%              6.38%               (b)
% of aggregate commissions transactions effected through
   Fleet Securities, Inc.                                                       0.00%              0.00%               (b)
Aggregate commissions to Banc of America Securities                                0                 (b)               (b)
% of aggregate commissions to Banc of America Securities                        0.00%                (b)               (b)
% of aggregate commissions transactions effected through
   Banc of America Securities                                                      0%                (b)               (b)


                                        s

(a) The Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

                                                             Year ended      Year ended    Eleven months ended    Year ended
                                                           September 30,   September 30,      September 30,      October 31,
SMALL CAP FUND                                                  2005            2004             2003(a)             2002
--------------------------------------------------------   -------------   -------------   -------------------   -----------
Total commissions                                                             $2,514             $1,247            $1,209
Soft dollar commissions                                                           46                  0                 0
Aggregate commissions to Quick & Reilly and Robertson
   Stephens                                                                       (b)                 0                 0
% of aggregate commissions to Quick & Reilly and
   Robertson Stephens                                                             (b)              0.00%             0.00%
% of aggregate commission transactions effected through
   Quick & Reilly and Robertson Stephens                                          (b)              0.00%             0.00%

(a) The Small Cap Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

                                                             Year ended      Year ended    Eleven months ended    Year ended
                                                           September 30,   September 30,      September 30,      October 31,
SMALL COMPANY FUND                                              2005            2004             2003(a)             2002
--------------------------------------------------------   -------------   -------------   -------------------   -----------
SMALL COMPANY FUND
Total commissions                                                              $1,058             $2,550            $1,839
Soft dollar commissions                                                            72                  5                12
Aggregate commissions to Quick & Reilly and Robertson
   Stephens                                                                        (b)                 0                 0
% of aggregate commissions to Quick & Reilly and
   Robertson Stephens                                                              (b)              0.00%             0.00%
% of aggregate commission transactions effected through
   Quick & Reilly and Robertson Stephens                                           (b)              0.00%             0.00%

(a) The Small Company Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.


                                        t

                                                                       Year ended     Year ended   Eleven months ended   Year ended
                                                                     September 30,  September 30,     September 30,     October 31,
DIVIDEND FUND                                                             2005           2004            2003(a)            2002
-------------------------------------------------------------------  -------------  -------------  -------------------  -----------
Total commissions                                                                        $158            $  76             $ 224
Soft dollar commissions                                                                  $ 24                1                 2
Aggregate commissions to Quick & Reilly and Robertson Stephens                             (b)               0                 0
% of aggregate commissions to Quick & Reilly and Robertson Stephens                        (b)               0%             0.00%
% of aggregate commission transactions effected through Quick &
   Reilly and Robertson Stephens                                                           (b)               0%             0.00%
Aggregate commissions to Fleet Securities                                                   0               21               N/A
% of aggregate commissions to Fleet Securities                                              0%            0.29%              N/A

(a)  Quick & Reilly and Robertson Stephens are no longer used for transactions.

(b) SEC rules do not require the reporting of commission information as the entities named were not affiliates of the Funds during that time.

The Trust is required to identify any securities of its "regular brokers or dealers" that the Funds have acquired during their most recent fiscal year. At September 30, 2005, the Funds held securities of their regular brokers or dealers as set forth below:

ASSET ALLOCATION FUND

          Broker/Dealer      Value
          [___________]   [_________]

VALUE FUND

          Broker/Dealer      Value
          [___________]   [_________]

DIVIDEND FUND

          Broker/Dealer      Value
          [___________]   [_________]

COMMON STOCK FUND

          Broker/Dealer      Value
          [___________]   [_________]

GROWTH FUND

          Broker/Dealer      Value
          [___________]   [_________]

SMALL COMPANY FUND

          Broker/Dealer      Value
          [___________]   [_________]

TRUSTEES AND TRUSTEES' FEES

Fund Complex consists of the following funds:


                                        u

The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia Funds Trust VII, the series of Liberty Variable Investment Trust and 8 closed-end or interval management investment company portfolios (the "Liberty Funds").

The series of Columbia Funds Trust VIII, the series of Columbia Funds Trust IX, the series of Columbia Funds Trust XI and the series of SteinRoe Variable Investment Trust (the "Stein Roe Funds").

Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (the "All-Star Funds").

Columbia Management Multi-Strategy Hedge Fund, LLC.

Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust (the "Columbia Funds").

The series of The Galaxy Funds (the "Galaxy Funds").

The series of Columbia Acorn Trust and the series of Wanger Advisors Trust (the "Acorn Funds" and "WAT Funds," respectively).

The Advisor or its affiliates pay the compensation of all the officers of the funds in the Fund Complex advised by the Advisor, including the Trustees who are affiliated with the Advisor. For the fiscal year ended _____________, 2005 and the calendar year ended December 31, 2004, the Trustees received the following compensation for serving as Trustees:

                                               Aggregate      Total Compensation from
                            Pension or       Compensation        the Columbia Fund
                            Retirement       from the Fund      Complex Paid to the
                         Benefits Accrued   for the Fiscal   Trustees for the Calendar
                            as Part of        Year ended             Year Ended
Trustee                 Fund Expenses (b)    _______, 2005     December 31, 2004 (a)
---------------------   -----------------   --------------   -------------------------
Douglas A. Hacker             [___]            [___]                  115,500
Janet Langford Kelly          [___]            [___]                  101,500
Richard W. Lowry              [___]            [___]                  128,150
                              [___]            [___]
William E. Mayer              [___]            [___]                  133,150
Charles R. Nelson             [___]            [___]                  155,073
John J. Neuhauser             [___]            [___]                  143,568
Patrick J. Simpson            [___]            [___](e)                64,234
Thomas Stitzel                [___]            [___]                  103,500
Thomas C. Theobald(c)         [___]            [___]                  110,250
Anne-Lee Verville(d)          [___]            [___]                  128,250
Richard L. Woolworth          [___]            [___]                   64,234

(a) As of December 31, 2004, the Fund Complex consisted of 127 open-end and 11 closed-end management investment company portfolios.

(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(c) During the fiscal year ended _________, 2005, and the calendar year ended December 31, 2004, Mr. Theobald deferred $_____ of his compensation from the Fund and $90,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Theobald's account under that plan was $157,328.

(d) During the fiscal year ended ____________, 2005, and the calendar year ended December 31, 2004, Ms. Verville deferred $_____ of her compensation from the Fund and $55,000 of her total compensation from the Fund Complex, pursuant to the deferred compensation plan. At December 31, 2004, the value of Ms. Verville's account under that plan was $653,275.

(e) During the fiscal year ended __________, 2005, Mr. Simpson deferred $_______ of his compensation from the Fund pursuant to the deferred compensation plan. During the calendar year ended December 31, 2004, Mr. Simpson deferred $129,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Simpson's account under that plan was $ 143,646.

ROLE OF THE BOARD OF TRUSTEES

The Trustees of the Funds are responsible for the overall management and supervision of the Fund's affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with service providers for the Fund and review the Fund's performance. The Trustees have created several committees to perform specific functions for the Fund. Mr. Theobald was elected Chairman of the Board of Trustees of the Liberty Funds, Stein Roe Funds and Columbia Funds effective December, 2003.

AUDIT COMMITTEE

Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board of Trustees of the Funds. Prior to October 2003, Ms. Verville and Messrs. Hacker, Nelson and Neuhauser were members of the Audit Committee of the Board of Trustees of the Fund. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Funds and certain service providers. For the period October 1, 2004 through September 30, 2005, the Audit Committee convened [ ] times.

GOVERNANCE COMMITTEE

Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald were members of the Governance Committee of the Board of Trustees of the Fund. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Funds. For the period October 1, 2004 through September 30, 2005, the Governance Committee convened [___] times.

ADVISORY FEES & EXPENSES COMMITTEE

Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald were members of the Advisory Fees and Expenses Committee of the Board of Trustees of the Fund. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. For the period October 1, 2004 through September 30, 2005, the Advisory Fees & Expenses Committee convened [___] times.

COMPLIANCE COMMITTEE

Ms. Kelly, Messrs. Nelson and Simpson and Ms. Verville are members of the Compliance Committee of the Board of Trustees of the Funds. Prior to August 10, 2004, Ms. Kelly, Mr. Nelson and Ms. Verville were members of the Compliance Committee of the Board of Trustees of the Funds. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Trust. The Committee uses legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Trust's investment adviser, principal underwriter and transfer agent. For the fiscal year ended September 30, 2005, the Compliance Committee convened [___] times.

INVESTMENT OVERSIGHT COMMITTEES

Beginning in 2004, each Trustee of the Funds also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Columbia Funds Complex and gives particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Complex in which they review:

     IOC #1: Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing Funds in the following asset categories: Large Growth Diversified, Large Growth Concentrated, Small Growth, Outside Managed (i.e., sub-advised), Municipal and Bank Loan.

     IOC #2: Messrs. Hacker and Ms. Verville are responsible for reviewing Funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed Income - Multi Sector and Fixed Income - Core and Young Investor.


                                        w

     IOC #3: Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing Funds in the following asset categories: Large Value, Mid Cap Value, Small Value, Asset Allocation, High Yield and Money Market.

     IOC #4: Messrs. Nelson, Simpson and Woolworth are responsible for reviewing Funds in the following asset categories:
               Large/Multi-Cap Blend, Mid Cap Growth, Small Growth, Asset Allocation, Specialty Equity, Taxable Fixed Income.

SHARE OWNERSHIP

The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004 (i) in each Fund and (ii) in the Funds in the Columbia Funds Complex.

                          Dollar Range of Equity   Dollar Range of Equity   Dollar Range of Equity   Dollar Range of Equity
                         Securities Owned in the     Securities Owned in      Securities Owned in      Securities Owned in
    Name of Trustee       Asset Allocation Fund        the Growth Fund          the Value Fund        the Common Stock Fund
----------------------   -----------------------   ----------------------   ----------------------   ----------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                   $0                       $0                       $0                       $0
Janet Langford Kelly                $0                       $0                       $0                       $0
Richard W. Lowry                    $0                       $0                       $0                       $0
   Charles R. Nelson         $50,001-$100,000                $0                       $0                       $0
John J. Neuhauser                   $0                       $0                       $0                       $0
Patrick J. Simpson                  $0                       $0                       $0                       $0
Thomas E. Stitzel                   $0                       $0                       $0                       $0
Thomas C. Theobald                  $0                       $0                $10,001 - $50,000               $0
Anne-Lee Verville                   $0                       $0                       $0                       $0
Richard L. Woolworth                $0                       $0                       $0                       $0

INTERESTED TRUSTEES
William E. Mayer                    $0                       $0                       $0                       $0

                          Dollar Range of Equity   Dollar Range of Equity   Dollar Range of Equity
                         Securities Owned in the     Securities Owned in      Securities Owned in
    Name of Trustee           Small Cap Fund       the Small Company Fund      the Dividend Fund
----------------------   -----------------------   ----------------------   ----------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                   $0                       $0                       $0
Janet Langford Kelly                $0                       $0                       $0
Richard W. Lowry                    $0                       $0                       $0
Charles R. Nelson                   $0                       $0                       $0
John J. Neuhauser                   $0                       $0                       $0
Patrick J. Simpson                  $0                       $0                       $0
Thomas E. Stitzel                   $0                       $0                       $0
Thomas C. Theobald                  $0                       $0                       $0
Anne-Lee Verville                   $0                       $0                       $0
Richard L. Woolworth                $0                       $0                       $0

INTERESTED TRUSTEES
William E. Mayer                    $0                       $0                       $0

                         Aggregate Dollar Range of Equity Securities
                          Owned in All Funds Overseen by Trustee in
    Name of Trustee                 Columbia Funds Complex
----------------------   -------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                       Over $100,000
Janet Langford Kelly                    Over $100,000
Richard W. Lowry                        Over $100,000
Charles R. Nelson                       Over $100,000
John J. Neuhauser                       Over $100,000
Patrick J. Simpson                      Over $100,000
Thomas E. Stitzel                       Over $100,000
Thomas C. Theobald                      Over $100,000
Anne-Lee Verville                             $0
Richard L. Woolworth                    Over $100,000
INTERESTED TRUSTEES
William E. Mayer                      $50,001 - $100,000

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Fund's portfolio managers managed as of May 31, 2005.

                      OTHER SEC-REGISTERED
                    OPEN-END AND CLOSED-END   OTHER POOLED INVESTMENT
PORTFOLIO MANAGER            FUNDS                    VEHICLES            OTHER ACCOUNTS
-----------------   -----------------------   -----------------------   ------------------
                       Number of                 Number of              Number of
                        accounts   Assets         accounts   Assets      accounts   Assets
                       ---------   ------        ---------   ------     ---------   ------
Name[*]
Name
Name

[* Information for Mr./Ms. [___], who began managing the Predecessor Fund after its fiscal year end, is as of [recent practicable date].]

See "Management--Portfolio Transactions--Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how the Adviser addresses potential conflicts of interest resulting from an individual's management of more than one account.

OWNERSHIP OF SECURITIES

The table below shows the dollar ranges of shares of the Predecessor Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio managers listed above at the end of the Predecessor Fund's most recent fiscal year:

                    Dollar  Range  of  Equity  Securities  in the  Fund
Portfolio Manager                    Beneficially Owned
-----------------   ---------------------------------------------------
Name[*]

[* Information for Mr./Ms. [___], who began managing the Fund after its most recent fiscal year end, is as of [recent practicable date].]


                                        y

COMPENSATION

As of the Predecessor Fund's most recent fiscal year end, the portfolio managers received all of their compensation from the Adviser and its parent company, Columbia Management Group, in the form of salary, bonus, stock options and restricted stock. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmark[s] noted below, emphasizing the manager's three- and five-year performance. The Adviser may also consider the portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall business performance.

PORTFOLIO MANAGER             PERFORMANCE BENCHMARK
---------------------------   ---------------------
[Name of Portfolio Manager]   [Benchmark]

The size of the overall bonus pool each year is determined by Columbia Management Group and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser's profitability for the year, which is influenced by assets under management.

OWNERSHIP OF THE FUNDS

As of record on December 31, 2005, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of the Funds.

As of record on December 31, 2005, the following shareholders of record owned 5% or more of the shares of the classes of the Funds noted below:

COLUMBIA ASSET ALLOCATION FUND

                                            Percent of
    Shareholder (name and address)       Class Total (%)
--------------------------------------   ---------------
CLASS Z SHARES

GALES & CO                                     6.16
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                     9.00
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

CLASS C SHARES

CITIGROUP GLOBAL MARKETS, INC.                 6.91
333 W 34TH ST
NEW YORK NY 10001-2402

AMERICAN ENTERPRISE INVESTMENT SVCS            9.45
PO BOX 9446
MINNEAPOLIS MN 55440-9446

AMERICAN ENTERPRISE INVESTMENT SVCS            6.69
PO BOX 9446
MINNEAPOLIS MN 55440-9446


                                        z

COLUMBIA DISCIPLINED VALUE FUND

                                            Percent of
    Shareholder (name and address)       Class Total (%)
--------------------------------------   ---------------
CLASS A SHARES

COLUMBIA MANAGEMENT ADVISORS INC               5.63
245 SUMMER ST FL 3
BOSTON MA 02210-1129

PERSHING LLC                                  18.26
P.O. BOX 2052
JERSEY CITY NJ 07303-2052

CLASS Z SHARES

GALES & CO                                    24.60
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                    42.67
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                    14.62
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

CLASS C SHARES

NFSC                                           9.80
FBO JOHN BOLES
603 W OJAI AVE
OJAI CA 93023-3732

MERRILL LYNCH PIERCE FENNER & SMITH           26.68
FOR THE SOLE BENEFIT OF  ITS CUSTOMERS
4800 DEER LAKE DR E FL 3
JACKSONVILLE FL 32246-6484

FIRST CLEARING LLC                             8.76
20 SLEEPY HOLLOW DRIVE
MONROE CT 06468-1652

COLUMBIA INTERNATIONAL EQUITY FUND

                                            Percent of
    Shareholder (name and address)       Class Total (%)
--------------------------------------   ---------------
CLASS A SHARES


                                       aa

UBS FINANCIAL SERVICES INC. FBO                 8.82
MICHAEL PAPPAS
GRACE PAPPAS JTWROS
35 MEADOW LN
MANCHESTER CT 06040-5545

F JAMES SHURTLEFF                              22.37
PO BOX 149
OGDENSBURG NY 13669-0149

CLASS Z SHARES

GALES & CO                                     27.91
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                     10.40
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                     58.41
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

CLASS C SHARES

NFSC                                            6.46
FBO J TIMOTHY STEBBINS
2106 ALYSSA JADE DR
HENDERSON NV 89052-7124

FIRST CLEARING LLC                             12.28
10300 AMBERSIDE COURT
ROSWELL GA 30076-3755

PRIMEVEST FINANCIAL SERVICES FBO                8.21
BRIAN L POTTER
P O BOX 283
400 1ST ST S STE 300
SAINT CLOUD MN 56301-3661

PRIMEVEST FINANCIAL SERVICES FBO                5.79
LESLIE ARENDALE
P O BOX 283
400 1ST ST S STE 300
SAINT CLOUD MN 56301-3661


                                       bb

A G EDWARDS & SONS INC FBO                                 26.16
ELIZABETH WOLF PAULES
1 N JEFFERSON AVE
SAINT LOUIS MO 63103-2205

LPL FINANCIAL SERVICES                                      6.34
9785 TOWNE CENTRE DR
SAN DIEGO CA 92121-1968

LPL FINANCIAL SERVICES                                      8.39
9785 TOWNE CENTRE DR
SAN DIEGO CA 92121-1968

LPL FINANCIAL SERVICES                                      5.76
9785 TOWNE CENTRE DR
SAN DIEGO CA 92121-1968

COLUMBIA SMALL CAP FUND

                                                         Percent of
Shareholder (name and address)                        Class Total (%)
------------------------------                        ---------------
CLASS Z SHARES

GALES & CO
FLEET INVESTMENT SERVICES                                  22.57
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO
FLEET INVESTMENT SERVICES                                  28.21
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO
FLEET INVESTMENT SERVICES                                  11.90
159 E MAIN ST
ROCHESTER NY 14638-0001

BANK OF AMERICA NA                                          8.18
411 N AKARD ST
DALLAS TX 75201-3307

CLASS C SHARES

CITIGROUP GLOBAL MARKETS, INC.                              5.02
333 W 34TH ST
NEW YORK NY 10001-2402

MERRILL LYNCH PIERCE FENNER & SMITH                         6.55


                                       cc

FOR THE SOLE BENEFIT OF
ITS CUSTOMERS

4800 DEER LAKE DR E FL 3
JACKSONVILLE FL 32246-6484

CLASS A SHARES

CHARLES SCHWAB & CO INC                                    32.05
SPECIAL CUSTODY ACCT FOR EXCLUSIVE
OF CUSTOMERS
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4122

CLASS T SHARES

CHARLES SCHWAB & CO INC                                    19.80
SPECIAL CUSTODY ACCT FOR EXCLUSIVE
OF CUSTOMERS
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4122

COLUMBIA SMALL COMPANY EQUITY FUND

                                                         Percent of
Shareholder (name and address)        Share Balance   Class Total (%)
------------------------------        -------------   ---------------
CLASS A SHARES

FLEET NATIONAL BANK                                        26.35
FBO BRISTOL HOSPITAL
PO BOX 92750
ROCHESTER NY 14692-8850

CLASS Z SHARES

GALES & CO                                                 32.09
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                                  6.14
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                                  9.38
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

AMVESCAP NATIONAL TRUST CO AS AGENT                        42.47
FOR FLEET NATIONAL BANK FBO


                                       dd

FLEETBOSTON FINANCIALSAVINGS PLUS
PO BOX 105779
ATLANTA GA 30348-5779

CLASS C SHARES

AMERICAN ENTERPRISE INVESTMENT SVCS                         6.80
PO BOX 9446
MINNEAPOLIS MN 55440-9446

COLUMBIA DIVIDEND INCOME FUND

                                                         Percent of
Shareholder (name and address)        Share Balance   Class Total (%)
-----------------------------------   -------------   ---------------
CLASS Z SHARES

GALES & CO                                                 70.19
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                                 11.39
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

GALES & CO                                                  9.84
FLEET INVESTMENT SERVICES
159 E MAIN ST
ROCHESTER NY 14638-0001

CLASS C SHARES

MERRILL LYNCH PIERCE FENNER & SMITH                        12.64
FOR THE SOLE BENEFIT OF
ITS CUSTOMERS

4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

SALES CHARGES (DOLLARS IN THOUSANDS)

PFPC Distributors served as distributor for the Funds until July 22, 2002. PFPC Distributors, an indirect wholly owned subsidiary of PNC Financial Services Group, is a registered broker-dealer with principal offices located at 400 Bellevue Parkway, Wilmington, Delaware 19809. Prior to January 2, 2001, Provident Distributors, Inc. ("PDI") served as distributor for the Predecessor Funds.

During the fiscal years ended September 30, 2005 and September 30, 2004, the eleven months ended September 30, 2003 and the year ended October 2002, CMD, PFPC Distributors, PDI and received sales charges as follows:


                                       ee

                                CLASS A SHARES(A)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
ASSET ALLOCATION FUND                                      2005            2004             2003(b)             2002
---------------------------------------------------   -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund share sales                        $56                $53                $0
Initial sales charges retained by CMD                                        8                  1                 0
Aggregate contingent deferred sales charges
   (CDSC) on Fund redemptions retained by CMD                                0                  0                 0

                                CLASS B SHARES(C)

                                                       Year ended       Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                               $10                 $2                $2

                                CLASS C SHARES(D)

                                                       Year ended      Year ended    Eleven months ended
                                                     September 30,   September 30,      September 30,
                                                          2005            2004             2003(b)
                                                     -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                        (g)                 $0

                                CLASS G SHARES(E)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                               $123               $239              $333

                                CLASS T SHARES(F)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005           2004              2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund share sales                         $6                $ 2               $123
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                                 0                 24                  0

(a) On November 18, 2002, the Galaxy Asset Allocation Fund, Prime A shares were redesignated Class A shares.

(b) The Asset Allocation Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c) On November 18, 2002, the Galaxy Asset Allocation Fund, Prime B shares were redesignated Class B shares.

(d)  Class C shares were initially offered on November 18, 2002.

(e) On November 18, 2002, the Galaxy Asset Allocation Fund, Retail B shares were redesignated Class G shares.

(c) On November 18, 2002, the Galaxy Asset Allocation Fund, Retail A shares were redesignated Class T shares.

(d)  Rounds to less than one.


                                       ff

                                CLASS A SHARES(A)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
GROWTH FUND
Aggregate initial sales charges on Fund share sales                        $123               $143               $0
Initial sales charges retained by CMD                                         9                  2                0
Aggregate contingent deferred sales charges (CDSC)
   on Fund redemptions retained by CMD                                        0                  0                0

                               CLASS B SHARES (C)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                                $5               $(a)               $(a)

                                CLASS C SHARES(D)

                                                       Year ended      Year ended    Eleven months ended
                                                     September 30,   September 30,      September 30,
                                                          2005            2004             2003(b)
                                                     -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                        (g)                 $0

                               CLASS G SHARES (E)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                              $126                166               $205

                                CLASS T SHARES(F)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September 30,   September 30,      September 30,      October 31,
                                                           2005            2004             2003(b)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Predecessor Fund
   share sales                                                             $17                $ 5               $302
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                                 0                 23                  0

(a) On November 18, 2002, the Galaxy Equity Growth Fund, Prime A shares were redesignated Class A shares.

(b) The Growth Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c) On November 18, 2002, the Galaxy Equity Growth Fund, Prime B shares were redesignated Class B shares.

(d)  Class C shares were initially offered on November 18, 2002.

(e) On November 18, 2002, the Galaxy Equity Growth Fund, Retail B shares were redesignated Class G shares.

(f) On November 18, 2002, the Galaxy Equity Growth Fund, Retail A shares were redesignated Class T shares.

(g)  Rounds to less than one.


                                       gg

                                CLASS A SHARES(B)

                                                        Year ended      Year ended    Eleven months ended
                                                      September 30,   September 30,      September 30,
VALUE FUND                                                 2005            2004             2003(a)
---------------------------------------------------   -------------   -------------   -------------------
Aggregate initial sales charges on Fund share sales                        $23                $39
Initial sales charges retained by CMD                                        4                 (g)
Aggregate contingent deferred sales charges (CDSC)
   on Fund redemptions retained by CMD                                       0                  0

                                CLASS B SHARES(C)

                                                        Year ended      Year ended    Eleven months ended
                                                      September 30,   September 30,      September 30,
                                                           2005            2004             2003(a)
                                                      -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD,
   PFPC Distributors and PDI                                                $1                 $0

                                CLASS C SHARES(D)

                                                        Year ended      Year ended    Eleven months ended
                                                      September 30,   September 30,      September 30,
                                                           2005            2004             2003(a)
                                                      -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                          $0                 $0

                                CLASS G SHARES(E)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions
   received by PFPC Distributors and PDI                                   (g)                $31               $37

                                CLASS T SHARES(F)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund
   share sales                                                             $ 6               $1,343             $78
Aggregate CDSC on Fund redemptions retained
   by CMD, PFPC
   Distributors and PDI                                                     21                    0               0

(a) The Value Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b)  Class A shares were initially offered on November 25, 2002.

(c)  Class B shares were initially offered on November 25, 2002.

(d)  Class C shares were initially offered on November 25, 2002.

(e) On November 25, 2002, the Galaxy Equity Value Fund, Retail B shares were redesignated Class G shares.

(f) On November 25, 2002, the Galaxy Equity Value Fund, Retail A shares were redesignated Class T shares.

(g)  Rounds to less than one.


                                       hh

                                CLASS A SHARES(B)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
COMMON STOCK FUND                                          2005            2004             2003(a)             2002
---------------------------------------------------   -------------   -------------   -------------------   -----------
Initial sales charges retained by CMD                                      $50                 $4                $7
Aggregate contingent deferred sales charges (CDSC)
   on Fund redemptions retained by CMD                                       8                  0                 0

                                CLASS B SHARES(C)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions
   received by CMD                                                          $6                $901              $794

                                CLASS C SHARES(D)

                                                        Year ended       Year ended    Eleven months ended
                                                      September, 30,   September 30,      September 30,
                                                           2005             2004             2003(a)
                                                      --------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                          (g)                 $0

                                CLASS G SHARES(E)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions
   received by PFPC Distributors, PDI and/or FD
   Distributors                                                            $47                $91               $163

                                CLASS T SHARES(F)

                                                        Year ended      Year ended    Eleven months ended    Year Ended
                                                      September, 30   September 30,      September 30,      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund share sales                         $7               $1,654             $122
Aggregate CDSC on Fund redemptions retained by
   CMD, PFPC Distributors and/or FD Distributors                             0                    0                0

(a) The Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b) On December 9, 2002, the Fund's, Prime A shares were redesignated Class A shares.

(c) On December 9, 2002, the Fund's, Prime B shares were redesignated Class B shares.

(d)  Class C shares were initially offered on December 9, 2002.

(e) On December 9, 2002, the Fund's, Retail B shares were redesignated Class G shares.

(f) On December 9, 2002, the Fund's, Retail A shares were redesignated Class T shares.

(g)  Rounds to less than one.

                                CLASS A SHARES(A)

                                                                   Year ended        Year ended    Eleven months Ended    Year ended
                                                                 September 30,     September 30,      September, 30      October 31,
SMALL CAP FUND                                                        2005              2004             2003(b)             2002
------------------------------------------------------------   -----------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund share sales                                    $1,402              $563               $5
Initial sales charges retained by CMD                                                     193                58                0
Aggregate contingent deferred sales charges (CDSC) on Fund
   redemptions retained by CMD                                                              1                 7                0

                                CLASS B SHARES(D)

                                                                   Year ended        Year ended    Eleven months Ended    Year ended
                                                                 September 30,     September 30,      September, 30      October 31,
                                                                      2005              2004             2003(b)             2002
                                                               -----------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions received by
   PFPC Distributors and PDI                                                             $57                $5               (c)

                                CLASS C SHARES(E)

                                                                   Year ended        Year ended    Eleven months Ended
                                                                 September 30,     September 30,      September, 30
                                                                      2005              2004             2003(b)
                                                               -----------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                                      $20                (c)

                                CLASS G SHARES(F)

                                                                   Year ended        Year ended    Eleven months Ended    Year ended
                                                                 September 30,     September 30,      September, 30      October 31,
                                                                      2005              2004             2003(b)             2002
                                                               -----------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions received by
   PFPC Distributors and PDI                                                            $19                $27               $17

                                CLASS T SHARES(G)

                                                                   Year ended        Year ended    Eleven months Ended    Year ended
                                                                 September 30,     September 30,      September, 30      October 31,
                                                                      2005              2004             2003(b)             2002
                                                               -----------------   -------------   -------------------   -----------
Aggregate initial sales charges on Predecessor Fund share
   sales                                                                                 $8                $10               $423
Aggregate CDSC on Fund redemptions retained by CMD, PFPC
   Distributors and PDI                                                                   2                  2                  0

(a) On November 18, 2002, the Galaxy Small Cap Value Fund, Prime A shares were redesignated Class A shares.

(b) The Small Cap Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c)  Rounds to less than one.

(d) On November 18, 2002, the Galaxy Small Cap Value Fund, Prime B shares were redesignated Class B shares.

(e)  Class C shares were initially offered on November 18, 2002.

(f) On November 18, 2002, the Galaxy Small Cap Value Fund, Retail B shares were redesignated Class G shares.

(g) On November 18, 2002, the Galaxy Small Cap Value Fund, Retail A shares were redesignated Class T shares.


                                       jj

                                CLASS A SHARES(A)

                                                                   Year ended        Year ended    Eleven months Ended
                                                                 September 30,     September 30,      September, 30
SMALL COMPANY FUND                                                    2005              2004             2003(b)
------------------------------------------------------------   -----------------   -------------   -------------------
Aggregate initial sales charges on Fund share sales                                     $83                $24
Initial sales charges retained by CMD                                                    12                 (c)
Aggregate contingent deferred sales charges (CDSC) on Fund
   redemptions retained by CMD                                                            0                  0

                                CLASS B SHARES(D)

                                                                   Year ended        Year ended    Eleven months Ended
                                                                 September 30,     September 30,      September, 30
                                                                      2005              2004             2003(b)
                                                               -----------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                                       $2                (c)
Class B Shares were not offered by the Small Company Fund
   during the last three fiscal years.

                                CLASS C SHARES(E)

                                                                   Year ended        Year ended    Eleven months Ended
                                                                 September 30,     September 30,      September, 30
                                                                      2005              2004             2003(b)
                                                               -----------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                                      (c)                 $0

                               CLASS G SHARES(F)

                                                                                                                            Fiscal
                                                                                                                            Period
                                                                   Year ended        Year ended    Eleven months Ended      ended
                                                                 September 30,     September 30,      September, 30      October 31,
                                                                      2005              2004             2003(b)             2002
                                                               -----------------   -------------   -------------------   -----------
Aggregate CDSC on Predecessor Fund redemptions received by
   PFPC Distributors and PDI                                                            $14                $13               $21

                               CLASS T SHARES(G)

                                                                                                                            Fiscal
                                                                                                                            Period
                                                                   Year ended        Year ended    Eleven months Ended      ended
                                                                 September 30,     September 30,      September, 30      October 31,
                                                                      2005              2004             2003(b)             2002
                                                               -----------------   -------------   -------------------   -----------
Aggregate initial sales charges on Fund share sales                                      $3                $(c)               $47
Aggregate CDSC on Fund redemptions retained by CMD, PFPC
   Distributors and PDI                                                                   0                  6                  0

(a) On November 18, 2002, the Galaxy Small Company Equity Fund, Prime A shares were redesignated Class A shares.

(b) The Small Company Fund changed its fiscal year end from October 31 to September 30 in 2003.

(c)  Rounds to less than one.

(d) On November 18, 2002, the Galaxy Small Company Equity Fund, Prime B shares were redesignated Class B shares.

(e)  Class C shares were initially offered on November 18, 2002.

(f) On November 18, 2002, the Galaxy Small Company Equity Fund, Retail B shares were redesignated Class G shares.

(g) On November 18, 2002, the Galaxy Small Company Equity Fund l Retail A shares were redesignated Class T shares.


                                       kk

                                CLASS A SHARES(B)

                                                                           Year ended      Year ended    Eleven months ended
                                                                         September 30,   September 30,      September 30,
DIVIDEND FUND                                                                 2005            2004             2003(a)
----------------------------------------------------------------------   -------------   -------------   -------------------
Aggregate initial sales charges on Fund share sales
Initial sales charges retained by CMD                                                         $111                $1
Aggregate contingent deferred sales charges (CDSC) on Fund redemptions
   retained by CMD                                                                              18                 0

                                CLASS B SHARES(B)

                                                                                           Year ended    Eleven months ended
                                                                           Year ended    September 30,      September 30,
                                                                              2005            2004             2003(a)
                                                                         -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                                             $8                $101

                                CLASS C SHARES(B)

                                                                           Year ended      Year ended    Eleven months ended
                                                                         September 30,   September 30,      September 30,
                                                                              2005            2004             2003(a)
                                                                         -------------   -------------   -------------------
Aggregate CDSC on Fund redemptions retained by CMD                                            (e)               $1,563

                                CLASS G SHARES(C)

                                                        Year Ended      Year ended    Eleven Months ended    Year ended
                                                      September, 30   September 30,       September 30      October 31,
                                                           2005            2004              2003(a)            2002
                                                      -------------   -------------   -------------------   -----------
Aggregate CDSC on Fund redemptions received by PFPC
   Distributors, PDI and/or FD Distributors                                $19                $30               $46

                                CLASS T SHARES(D)

                                                        Year Ended      Year ended    Eleven Months ended    Year ended
                                                      September, 30   September 30,       September 30      October 31,
                                                           2005            2004             2003(a)             2002
                                                      -------------   -------------   -------------------   -----------
Aggregate initial sales charges on Predecessor Fund
   share sales                                                              $3               $1,167             $60
Aggregate CDSC on Fund redemptions retained by
   CMD, PFPC Distributors, PDI and/or FD
   Distributors                                                              0                    0               0

(a) The Fund changed its fiscal year end from October 31 to September 30 in 2003.

(b)  Classes A, B and C shares were initially offered on November 25, 2002.

(c) On November 25, 2002, the Fund's Retail B shares were redesignated Class G shares.

(d) On November 25, 2002, the Fund's Retail A shares were redesignated Class T shares.

(e)  Rounds to less than one.


                                       ll

12B-1 PLAN, SHAREHOLDER SERVICING PLAN, CDSCS AND CONVERSION OF SHARES All of the Funds offer Class A, Class B, Class C, Class G, Class T and Class Z shares. The Funds may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act. Under the Plan, the Funds pay CMD monthly a service fee at an annual rate of 0.25% of each Fund's average daily net assets attributed to Class A, B and C shares. The Funds also pay CMD monthly a distribution fee at an annual rate of 0.10% of each Fund's average daily net assets attributed to Class A shares and 0.75% of each Fund's average daily net assets attributed to Class B and Class C shares.

For the current fiscal year, CMD intends to limit aggregate 12b-1 fees for Class A shares to 0.25%. The Funds also may pay CMD distribution and service fees up to a maximum of 1.15% of such Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, shareholder liaison services and administrative support services).

For the current fiscal year, the Fund's payments under the Plan for each of distribution services, shareholder liaison services and administrative support services will be limited to 0.95% (on an annualized basis) of the average daily net asset value of Class G shares owned of record or beneficially by customers of institutions. Such limitations may be revoked at any time. CMD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CMD's expenses, CMD may realize a profit from the fees. The Plan authorizes any other payments by the Funds to CMD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of the Funds' assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

Class T shares of the Funds are subject to a shareholder servicing fee pursuant to a Shareholder Servicing Plan. Under the Shareholder Servicing Plan, a Fund may enter into agreements with institutions pursuant to which an institution agrees to provide certain administrative and support services to its customers who are the beneficial owners of Class T shares. Services provided by such institutions to their customers include aggregating and processing purchase and redemption requests and placing net purchase and redemption orders. In return for providing these services, the Fund agrees to pay each institution a fee at an annual rate of up to 0.50%, comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services of the average daily net assets attributable to Class T shares owned beneficially by the institution's customers. Current service arrangements are limited to payments of 0.30% for the Funds.

Under the Shareholder Servicing Plan, the Trustees must review, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which those expenditures were made. The initial term of the Shareholder Servicing Plan is one year and it will continue in effect from year to year after its initial one-year term provided that its continuance is specifically approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Shareholder Servicing Plan or in any agreement related to it. Any material amendment to the Shareholder Servicing Plan must be approved in the same manner. The Shareholder Servicing Plan is terminable at any time with respect to any Fund by a vote of a majority of the Independent Trustees. While the Shareholder Servicing Plan is in effect, only the Independent Trustees may select and nominate any future Independent Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class G shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on when you purchased your shares that were exchanged for Class G shares. Class T shares are offered at net asset value plus varying sales charges which may include a CDSC. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectuses.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares mm
representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.

A certain number of years, depending on when you purchased your shares that were exchanged for Class G shares, after the end of the month in which you purchased your shares that were exchanged for Class G shares, such Class G shares and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class T shares having an equal value, which are not subject to the distribution fee. See Part 2 of this Statement of Additional Information for the CDSCs and conversion schedules applicable to Class G shares received in exchange for Retail B shares purchased or acquired prior to January 1, 2001.

SALES-RELATED EXPENSES (dollars in thousands) of CMD relating to the Funds for the fiscal year ended September 30, 2004, were (a):

                                                               ASSET ALLOCATION FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                         $5       $83       $ 4       $167      $641
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          1         1        (a)         3         9
Allocated travel, entertainment and other
   promotional expenses (including advertising)       3         2         1          6         4

                                                                    GROWTH FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                         $9       $133      $ 4       $174      $793
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          2          2       (a)         7         5
Allocated travel, entertainment and other
   promotional expenses (including advertising)       5          3        1         15        10

                                                                     VALUE FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                         $4       $38       $ 2       $32       $449
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          1         1         1         1          2
Allocated travel, entertainment and other
   promotional expenses (including advertising)       1         1        (a)        2          4

                                                                 COMMON STOCK FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                        $29       $61       $ 2       $92       $665
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          2         1        (a)        2          2
Allocated travel, entertainment and other
   promotional expenses (including advertising)       5         2        (a)        4          4


                                       nn

                                                                   SMALL CAP FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                        $786     $1,382     $649     $36        $478
Cost of sales material relating to the Fund
   (including printing and mailing expenses)         185         30       57      (a)         18
Allocated travel, entertainment and other
   promotional expenses (including advertising)      374         60      116       2          37

                                                                 SMALL COMPANY FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                        $21       $70       $11       $20       $237
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          5         2         1         1          1
Allocated travel, entertainment and other
   promotional expenses (including advertising)      10         3         2         2          3

                                                                   DIVIDEND FUND
                                                  -----------------------------------------------
                                                  Class A   Class B   Class C   Class G   Class T
                                                   Shares    Shares    Shares    Shares    Shares
                                                  -------   -------   -------   -------   -------
Fees to FSFs                                        $14       $160      $17       $26       $338
Cost of sales material relating to the Fund
   (including printing and mailing expenses)          5          3        1        (a)         1
Allocated travel, entertainment and other
   promotional expenses (including advertising)       9          7        3         1          2

(a)  Rounds to less than one.

CUSTODIAN OF THE FUNDS

State Street Bank & Trust Company, located at 2 Avenue De Lafayette, Boston, MA 02111-2900, is the Funds' custodian. The custodian is responsible for safeguarding the Funds' cash and securities, receiving and delivering securities and collecting the Funds' interest and dividends.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE FUND

PricewaterhouseCoopers LLP, located at 125 High Street, Boston, Massachusetts 02110-1707, are the Fund's independent registered public accounting firm, providing audit and tax return review preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included for the fiscal year ended September 30, 2005, in reliance upon the report of PricewaterhouseCoopers LLP, given on the authority of said firm as experts in accounting and auditing.

Ernst & Young LLP located at 200 Clarendon Street, Boston, Massachusetts 02116, were the independent registered public accounting firm for the Funds and for the Predecessor Galaxy Funds for the period ended September 30, 2003 and the fiscal years ended October 31, 2002, 2001, 2000 and 1999. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the reports of Ernst & Young LLP, for the period ended September 30, 2003 and for the fiscal years ended October 31, 2002, 2001, 2000 and 1999 given on the authority of said firm as experts in accounting and auditing.


                                       oo

                      STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include the series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Columbia Funds Trust VIII, Columbia Funds Series Trust I (formerly named Columbia Funds Trust IX) and Columbia Funds Trust XI (each a Trust and together, the Trusts, also known as Fund Complex). In certain cases, the discussion applies to some, but not all, of the Funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING

In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.

SHORT SALES

A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

LOWER-RATED DEBT SECURITIES

Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the Fund's achievement of its investment goal; and

4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

COMMON STOCK, PREFERRED STOCK AND WARRANTS

Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the company's capital stock at a set price for a specified period of time.

FOREIGN SECURITIES

The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a sub-custodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

The Fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

EXCHANGE-TRADED FUNDS ("ETFS"). The Fund may invest in ETFs up to the maximum amount allowable under the 1940 Act. ETFs are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international.

ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.

The Fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders of the Fund may also indirectly bear similar expenses of an ETF.

ZERO COUPON SECURITIES (ZEROS)

The Fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)

The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSIT are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by a business to finance short-term needs (including promissory notes with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement in which the Fund would be allowed to invest directly.

CERTIFICATES OF DEPOSIT are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. TIME DEPOSITS are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central

Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund.

BANK OBLIGATIONS include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part 1 of this SAI. For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a Fund's assets that may be invested in STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component is usually volatile in response to changes in interest rates.

In U.S. TREASURY ROLLS, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

COMMERCIAL PAPER is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

STRIPPED OBLIGATIONS

To the extent consistent with their investment objective, Funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the Funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Funds' Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

MUNICIPAL SECURITIES

Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this SAI and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, each

Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

PRIVATE ACTIVITY BONDS

The Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

MUNICIPAL LEASE OBLIGATIONS

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

SECURITIES LOANS

The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

INTERFUND BORROWING AND LENDING

The Fund may lend money to and borrow money from other affiliated registered open-end investment companies. The Fund may borrow through the program when the Advisor believes borrowing is appropriate and the costs are equal to or lower than the costs of bank loans. When borrowing money, the Fund is subject to the risk that the securities the Fund acquires with the borrowed money or would otherwise have sold will decline in value. When lending money, the Fund is subject to the risk that the borrower will be unwilling or unable to make timely payments of interest or principal.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)

The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Fund from the transaction.

REITS

The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy.

ASSET-BACKED SECURITIES

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively lengthen the expected maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

CUSTODY RECEIPTS AND TRUST CERTIFICATES. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly "disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

LINE OF CREDIT

The Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goal and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian..

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities;

three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

MUNICIPAL BOND INDEX FUTURES CONTRACTS. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

OPTIONS ON FUTURES CONTRACTS. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The Funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

OPTIONS ON FOREIGN STOCK INDICES. The Funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

SWAP AGREEMENTS (SWAPS, CAPS, COLLARS AND FLOORS)

The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

EQUITY SWAPS

The Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

RISK FACTORS IN EQUITY SWAP TRANSACTIONS. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the portfolio managers do not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. See "Taxes" for information on tax risks associated with equity swaps.

FOREIGN CURRENCY TRANSACTIONS

The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

PARTICIPATION INTERESTS

The Fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

VARIABLE AND FLOATING RATE OBLIGATIONS

Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

If a variable or floating rate instrument is not rated, the Fund's Advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

CURRENCY SWAPS. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

GUARANTEED INVESTMENT CONTRACTS

Pursuant to guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.

The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.

BANK INVESTMENT CONTRACTS

Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the Funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

LOAN PARTICIPATIONS

Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

STRUCTURED INVESTMENTS

Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.

Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.

YANKEE OBLIGATIONS

Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

AMERICAN, EUROPEAN, CONTINENTAL AND GLOBAL DEPOSITARY RECEIPTS

American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

TEMPORARY CASH BALANCES

The Funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.

TAXES

In this section, all discussions of taxation at the shareholder and fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

FEDERAL TAXES. Although it may be one of several series in a single trust, the Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (Code). The Fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets.

To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer, other than U.S. government securities or other regulated investment companies; or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (c) distribute with respect to each year at least 90% of its taxable net investment income, its tax-exempt interest income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation , provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do not apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of
(c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. As a regulated investment company that is accorded special tax treatment, the Fund will not be subject to any federal income taxes on its net investment income and net realized capital gains that it distributes to shareholders on the form of dividends and in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" accorded special tax treatment in any taxable year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions (including any distributions of net tax-exempt income and net long-term capital gains) would generally be taxable as ordinary income to the shareholders, except to the extent they were treated as "qualified dividend income," as described below. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the federal corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends may be, however, includable in adjusted current earnings for purposes of computing corporate federal AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces tax basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.

FUND DISTRIBUTIONS. Distributions from the Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) will generally be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning on or before December 31, 2008.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price of the shareholder paid). Distributions are taxable whether received in cash or in Fund shares.

QUALIFIED DIVIDEND INCOME. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. With respect to a Fund investing in bonds, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

In general, distributions of investment income properly designated by the Fund as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt Fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder (but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes). The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

Income from certain "private activity bonds" issued after August 7, 1986, is treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time Fund shares are held by the shareholder.

A tax-exempt Fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the Fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users, as further defined in the Code. Income derived from the Fund's investments other than tax-exempt instruments may give rise to taxable income. The Fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of Fund shares to the extent of tax-exempt dividends paid during that period. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Under Treasury regulations, if on a disposition of Fund shares a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder will likely have to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. You are advised to consult with your tax advisor.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to backup withholding for taxpayers who fail to furnish a correct taxpayer identification number, who have under-reported dividend or interest income, or who fail to certify to the Fund that the shareholder is a United States person and is not subject to the withholding. This number and certification may be provided by either a Form W-9 or the accompanying application. In certain instances, CMS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This may produce a difference between the Fund's book income and its taxable income possibly accelerating distributions or converting distributions of book income and gains to returns of capital for book purposes.

If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal income tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund." A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

NON-U.S. SHAREHOLDERS. In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the recent legislation, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S.

person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Recent legislation modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the legislation, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning on September 1, 2005) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES (THIS SECTION IS APPLICABLE ONLY TO THE COLUMBIA TAX-MANAGED GROWTH FUND)

FEDERAL GIFT TAXES. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.

Under the Columbia Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceed $11,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.

Under the Columbia Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.

No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), including taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount, which is $1,000,000 for gifts made after December 31, 2001, and before January 1, 2010.

Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's Federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.

The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $22,000.

The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

GENERATION-SKIPPING TRANSFER TAXES

If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Columbia Advantage Plan and does not exceed the available annual exclusion amount. An exemption (the "GST exemption"), equal to $1.5 million in 2005, is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate (47% for gifts made in 2005) on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.

INCOME TAXES

The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Columbia Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.

Under the Columbia Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.

If the donor selects the Columbia Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 35%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 15%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.

When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

CONSULTATION WITH QUALIFIED ADVISOR

Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.

MANAGEMENT OF THE FUNDS The Advisor provides administrative and management services to the Funds. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. (NPMI), merged into Columbia Management Advisors, Inc. Each of the four merging companies was a registered investment advisor and advised various Funds in the Fund Complex. The Advisor, located at 100 Federal Street, Boston, Massachusetts 02110, is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. The Advisor has been an investment advisor since 1969.

In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. (NFMI), a subsidiary of NPMI and a registered investment advisor that advised several Funds in the Fund Complex, merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the Advisor to the Funds previously advised by NFMI.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 49)        Trustee       1996       Executive Vice President -         101        Nash Finch Company (food
P.O. Box 66100                                             Strategy of United Airlines                         distributor)
Chicago, IL 60666                                          (airline) since December,
                                                           2002 (formerly President of
                                                           UAL Loyalty Services
                                                           (airline) from September,
                                                           2001 to December, 2002;
                                                           Executive Vice President
                                                           and Chief Financial Officer
                                                           of United Airlines from
                                                           July, 1999 to September,
                                                           2001; Senior Vice
                                                           President-Finance from
                                                           March, 1993 to July, 1999).

Janet Langford Kelly (Age 47)     Trustee       1996       Partner, Zelle, Hofmann,           101                    None
9534 W. Gull Lake Drive                                    Voelbel, Mason & Gette LLP
Richland, MI 49083-8530                                    (law firm) since March,
                                                           2005; Adjunct Professor of
                                                           Law, Northwestern
                                                           University, since
                                                           September, 2004 (formerly
                                                           Chief Administrative
                                                           Officer and Senior Vice
                                                           President, Kmart Holding
                                                           Corporation (consumer
                                                           goods), from September,
                                                           2003 to March, 2004;
                                                           Executive Vice
                                                           President-Corporate
                                                           Development and
                                                           Administration, General
                                                           Counsel and Secretary,
                                                           Kellogg Company (food
                                                           manufacturer), from
                                                           September, 1999 to August,
                                                           2003; Senior Vice
                                                           President, Secretary and
                                                           General Counsel, Sara Lee
                                                           Corporation (branded,
                                                           packaged, consumer-products
                                                           manufacturer) from January,
                                                           1995 to September, 1999).

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Richard W. Lowry (Age 69)         Trustee       1995       Private Investor since            103(3)                  None
10701 Charleston Drive                                     August, 1987 (formerly
Vero Beach, FL 32963                                       Chairman and Chief
                                                           Executive Officer, U.S.
                                                           Plywood Corporation
                                                           (building products
                                                           manufacturer)).

Charles R. Nelson (Age 62)        Trustee       1981       Professor of Economics,           101                     None
Department of Economics                                    University of Washington,
University of Washington                                   since January, 1976; Ford
Seattle, WA 98195                                          and Louisa Van Voorhis
                                                           Professor of Political
                                                           Economy, University of
                                                           Washington, since
                                                           September, 1993 (formerly
                                                           Director, Institute for
                                                           Economic Research,
                                                           University of Washington
                                                           from September, 2001 to
                                                           June, 2003); Adjunct
                                                           Professor of Statistics,
                                                           University of Washington,
                                                           since September, 1980;
                                                           Associate Editor, Journal
                                                           of Money Credit and
                                                           Banking, since September,
                                                           1993; consultant on
                                                           econometric and statistical
                                                           matters.

John J. Neuhauser (Age 62)        Trustee       1985       Academic Vice President and       103(3)        Saucony, Inc. (athletic
84 College Road                                            Dean of Faculties since                                footwear)
Chestnut Hill, MA 02467-3838                               August, 1999, Boston
                                                           College (formerly Dean,
                                                           Boston College School of
                                                           Management from September,
                                                           1977 to August, 1999).

Patrick J. Simpson (Age 61)       Trustee       2000       Partner, Perkins Coie             101                     None
1120 N.W. Couch Street                                     L.L.P. (law firm).
Tenth Floor
Portland, OR 97209-4128

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas E. Stitzel (Age 69)        Trustee       1998       Business Consultant since          101                    None
2208 Tawny Woods Place                                     1999 (formerly Professor of
Boise, ID 83706                                            Finance from 1975 to 1999,
                                                           College of Business, Boise
                                                           State University);
                                                           Chartered Financial
                                                           Analyst.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 68)       Trustee       1996       Partner and Senior Advisor,        101            Anixter International
8 Sound Shore Drive,                and                    Chicago Growth Partners                             (network support
Suite 285                        Chairman                  (private equity investing)                       equipment distributor);
Greenwich, CT 06830               of the                   since September, 2004                              Ventas, Inc. (real
                                   Board                   (formerly Managing                                  estate investment
                                                           Director, William Blair                            trust); Jones Lang
                                                           Capital Partners (private                         LaSalle (real estate
                                                           equity investing) from                          management services) and
                                                           September, 1994 to                                Ambac Financial Group
                                                           September, 2004).                                  (financial guaranty
                                                                                                                  insurance)

Anne-Lee Verville (Age 59)        Trustee       1998       Retired since 1997                 101          Chairman of the Board of
359 Stickney Hill Road                                     (formerly General Manager,                      Directors, Enesco Group,
Hopkinton, NH 03229                                        Global Education Industry,                      Inc. (designer, importer
                                                           IBM Corporation (computer                          and distributor of
                                                           and technology) from 1994                             giftware and
                                                           to 1997).                                             collectibles)

Richard L. Woolworth (Age 64)     Trustee       1991       Retired since December 2003        101            Northwest Natural Gas
100 S.W. Market Street                                     (formerly Chairman and                          Co. (natural gas service
#1500                                                      Chief Executive Officer,                                provider)
Portland, OR 97207                                         The Regence Group (regional
                                                           health insurer); Chairman
                                                           and Chief Executive
                                                           Officer, BlueCross
                                                           BlueShield of Oregon;
                                                           Certified Public
                                                           Accountant, Arthur Young &
                                                           Company)

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
INTERESTED TRUSTEE
William E. Mayer(2) (Age 65)      Trustee       1994       Partner, Park Avenue Equity       103(3)         Lee Enterprises (print
399 Park Avenue                                            Partners (private equity)                        media), WR Hambrecht +
Suite 3204                                                 since February, 1999                             Co. (financial service
New York, NY 10022                                         (formerly Partner,                                 provider); Reader's
                                                           Development Capital LLC                           Digest (publishing);
                                                           from November, 1996 to                             OPENFIELD Solutions
                                                           February, 1999).                                    (retail industry
                                                                                                             technology provider)

(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

                                              Year First
                                              Elected or
                                  Position     Appointed                            Principal Occupation(s)
     Name, Address and Age       with Funds    to Office                             During Past Five Years
------------------------------   ----------   ----------   -------------------------------------------------------------------------
OFFICERS
Christopher L. Wilson (Age 48)    President      2004      Head of Mutual Funds since August, 2004 and Senior Vice President of the
One Financial Center                                       Advisor since January, 2005; President of the Columbia Funds, Liberty
Boston, MA 02111                                           Funds and Stein Roe Funds since October, 2004; President and Chief
                                                           Executive Officer of the Nations Funds since January, 2005; President of the Galaxy Funds since April 2005; Director of Bank of America Global
                                                           Liquidity Funds, plc since May 2005; Director of Banc of America Capital
                                                           Management (Ireland), Limited since May 2005; Senior Vice President of
                                                           BACAP Distributors LLC since January, 2005; Director of FIM Funding, Inc.
                                                           since January, 2005; Senior Vice President of Columbia Management
                                                           Distributors, Inc. since January, 2005; Director of Columbia Management
                                                           Services, Inc. since January, 2005 (formerly President and Chief
                                                           Executive Officer, CDC IXIS Asset Management Services, Inc. from
                                                           September, 1998 to August, 2004).

J. Kevin Connaughton (Age 40)     Treasurer      2000      Treasurer of the Columbia Funds since October, 2003 and of the Liberty
One Financial Center                                       Funds, Stein Roe Funds and All-Star Funds since December, 2000; Vice
Boston, MA 02111                                           President of the Advisor since April, 2003 (formerly President of the
                                                           Columbia Funds, Liberty Funds and Stein Roe Funds from February, 2004 to
                                                           October, 2004; Chief Accounting Officer and Controller of the Liberty
                                                           Funds and All-Star Funds from February, 1998 to October, 2000); Treasurer of the Galaxy Funds since September, 2002 (formerly Treasurer from
                                                           December, 2002 to December, 2004 and President from February, 2004 to
                                                           December, 2004 of the Columbia Management Multi-Strategy Hedge Fund, LLC;
                                                           Vice President of Colonial Management Associates, Inc. from February,
                                                           1998 to October, 2000).

Mary Joan Hoene (Age 55)           Senior        2004      Senior Vice President and Chief Compliance Officer of the Columbia Funds,
100 Federal Street                  Vice                   Liberty Funds, Stein Roe Funds and All-Star Funds since August, 2004;
Boston, MA 02110                  President                Chief Compliance Officer of the Columbia Management Multi-Strategy Hedge
                                  and Chief                Fund, LLC since August, 2004; Chief Compliance Officer of the BACAP
                                 Compliance                Alternative Multi-Strategy Hedge Fund LLC since October, 2004 (formerly
                                   Officer                 Partner, Carter, Ledyard & Milburn LLP from January, 2001 to August,
                                                           2004; Counsel, Carter, Ledyard & Milburn LLP from November, 1999 to
                                                           December, 2000; Vice President and Counsel, Equitable Life Assurance
                                                           Society of the United States from April, 1998 to November, 1999).

Michael G. Clarke (Age 35)          Chief        2004      Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein Roe
One Financial Center             Accounting                Funds and All-Star Funds since October, 2004 (formerly Controller of the
Boston, MA 02111                   Officer                 Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds from
                                                           May, 2004 to October, 2004; Assistant Treasurer from June, 2002 to May,
                                                           2004; Vice

                                                           President, Product Strategy & Development of the Liberty Funds and Stein
                                                           Roe Funds from February, 2001 to June, 2002; Assistant Treasurer of the
                                                           Liberty Funds, Stein Roe Funds and the All-Star Funds from August, 1999 to February, 2001; Audit Manager, Deloitte & Toche LLP from May, 1997 to
                                                           August, 1999).

Jeffrey R. Coleman (Age 35)      Controller      2004      Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                       All-Star Funds since October, 2004 (formerly Vice President of CDC IXIS
Boston, MA 02111                                           Asset Management Services, Inc. and Deputy Treasurer of the CDC Nvest
                                                           Funds and Loomis Sayles Funds from February, 2003 to September, 2004;
                                                           Assistant Vice President of CDC IXIS Asset Management Services, Inc. and
                                                           Assistant Treasurer of the CDC Nvest Funds from August, 2000 to February,
                                                           2003; Tax Manager of PFPC, Inc. from November, 1996 to August, 2000).

R. Scott Henderson (Age 45)       Secretary      2004      Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds since
One Financial Center                                       December, 2004 (formerly Of Counsel, Bingham McCutchen from April, 2001
Boston, MA 02111                                           to September, 2004; Executive Director and General Counsel, Massachusetts
                                                           Pension Reserves Investment Management Board from September, 1997 to
                                                           March, 2001).

Trustee Positions

As of December 31, 2004, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity.

General

Messrs. Lowry, Mayer and Neuhauser are also trustees/directors of the Liberty All-Star Funds.

The Trustees serve as trustees of 101 registered investment companies managed by the Advisor for which each Trustee receives a retainer at the annual rate of $45,000 and an attendance fee of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December, 2003, Mr. Theobald began serving as the Chairman of the Board. As the independent chairman of the board, Mr. Theobald receives a supplemental retainer at the annual rate of of $100,000; the chair of the Audit Committee receives a supplemental retainer at the annual rate of $10,000; the chair of each other committee receives a supplemental retainer at the annual rate of $5,000. Members of each committee, except the Audit Committee, receive $1,500 for each committee meeting. Each Audit Committee member receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 133 open-end and 10 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

MANAGEMENT AGREEMENT

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. Columbia Management Distributors, Inc. (formerly named Columbia Funds Distributor, Inc.) pays the cost of printing and distributing all other Prospectuses.

ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO CERTAIN FUNDS AND THEIR RESPECTIVE TRUSTS. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION REGARDING YOUR FUND).

Under an Administration Agreement, the Advisor, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

          (a)  providing office space, equipment and clerical personnel;

          (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund;

          (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

          (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

          (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

          (f)  maintaining certain books and records of each Fund.

With respect to Columbia Money Market Fund (formerly named Liberty Money Market
Fund) and Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund), the Administration Agreement for these Funds provides that the Advisor will monitor compliance by the Fund with Rule 2a-7 under the 1940 Act and report to the Trustees from time to time with respect thereto. The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

TRUST SERVICES AGREEMENT

Pursuant to a Trust Services Agreement, CMS provides the Columbia Tax-Managed Growth Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. CMS's fee is described in the Prospectuses of the Columbia Tax-Managed Growth Fund.

THE PRICING AND BOOKKEEPING AGREEMENT

The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement. SEE "FUND CHARGES AND EXPENSES" IN
PART 1 OF THIS SAI FOR INFORMATION ON THESE FEES.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the Funds. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The Funds and clients advised by the Advisor or the Funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.

POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Advisor believes are faced by investment professionals at most major financial firms. The Advisor and the Trustees of the Columbia Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

          - The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

          - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

          - The trading of other accounts could be used to benefit higher-fee accounts (front- running).

          - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

"Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Advisor and the Funds' Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Columbia-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

The Advisor or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

A Fund's portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at the Advisor, including each Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Advisor and each Fund, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of each Fund.

BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute securities transactions for a Fund.

The Advisor places the transactions of the Funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the Funds' transactions where the Funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by Funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a Fund.

The Advisor may use the services of affiliated broker-dealers, when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

PRINCIPAL UNDERWRITER

CMD is the principal underwriter of the Trust's shares. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT

CMS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CMS is based on number of accounts plus reimbursement for certain out-of-pocket expenses. SEE

"FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY CMS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CMS or generally by 6 months' notice by CMS to the Fund. The agreement limits the liability of CMS to the Fund for loss or damage incurred by the Fund to situations involving a failure of CMS to use reasonable care or to act in good faith and without negligence in performing its duties under the agreement. The Fund will indemnify CMS from, among other things, any and all claims, actions, suits, losses, costs, damages, and expenses incurred by it in connection with its acceptance of this Agreement, provided that: (i) to the extent such claims, actions, suits, losses, costs, damages, or expenses relate solely to a particular series or group of series of shares, such indemnification shall be only out of the assets of that series or group of series; (ii) this indemnification shall not apply to actions or omissions constituting negligence or misconduct of CMS or its agents or contractors, including but not limited to willful misfeasance, bad faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under this Agreement; and (iii) CMS shall give a Fund prompt notice and reasonable opportunity to defend against any such claim or action in its own name or in the name of CMS.

CODE OF ETHICS

The Funds, the Advisor, and CMD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

ANTI-MONEY LAUNDERING COMPLIANCE

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account, halting all shareholder activity with respect to such account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

PROXY VOTING POLICIES AND FUND PROXY VOTING RECORD

The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

The Advisor's proxy voting guidelines and procedures are included in this SAI as Appendix II. In accordance with SEC regulations, the fund's proxy voting record for the last twelve-month period ended June 30 has been filed with the SEC. You may obtain a copy of the fund's proxy voting record (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Columbia Funds have adopted policies with respect to the disclosure of the Funds' portfolio holdings by the Funds, Columbia Management, or their affiliates. These policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Funds' website at www.columbiafunds.com, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Fund's policies are described below. The Trustees shall be updated as needed regarding the Fund's compliance with the policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Columbia Management and its affiliates. The Fund's policies prohibit Columbia Management and the Fund's other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund's shares, third-party service providers, rating and ranking organizations and affiliated persons of the Fund.

PUBLIC DISCLOSURES. The Fund's portfolio holdings are currently disclosed to the public through required filings with the SEC and, for equity and fixed income funds, on the Fund's website at www.columbiafunds.com. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund's fiscal year). Shareholders may obtain the Fund's Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Fund's Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

The equity and fixed income Columbia Funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:

                                                            FREQUENCY OF
   TYPE OF FUND              INFORMATION PROVIDED            DISCLOSURE            DATE OF WEB POSTING
------------------   ------------------------------------   ------------   ----------------------------------
   Equity Funds      Full portfolio holdings information.      Monthly      30 calendar days after month-end.
Fixed Income Funds   Full portfolio holdings information.     Quarterly    60 calendar days after quarter-end

The scope of the information provided relating to the Fund's portfolio that is made available on the website may change from time to time without prior notice.

For Columbia's money market funds, a complete list of a Fund's portfolio holdings shall be publicly available on a monthly basis on the fifth business date after month-end. Shareholders may request such information by writing or calling the Fund's distributor, Columbia Management Distributors, Inc. at the address listed on the cover of this SAI.

A Fund, Columbia Management or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

OTHER DISCLOSURES. The Fund's policies provide that non-public disclosures of the Fund's portfolio holdings may be made if (1) the Fund has a legitimate business purpose for making such disclosure, (2) the Fund's chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.

The Fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to Columbia Management and its affiliates, these service providers include the Fund's custodian and sub-custodians, the Fund's independent registered public accounting firm, legal counsel, financial printers(R.R. Donnelly & Sons and Bowne & Co., Inc.), the Fund's proxy voting service provider (Alamo Direct Mail Services, Inc.), the Fund's proxy solicitor (Georgeson Shareholder Communications Inc.), rating agencies that maintain ratings on certain Columbia Funds (Fitch, Inc.) and service providers that support Columbia Management's trading systems (InvestorTool, Inc. and Thomson Financial).These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. The Fund may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Certain clients of the Fund's investment adviser(s) may follow a strategy similar to that of the Fund, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Fund.

DETERMINATION OF NET ASSET VALUE

Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the official closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value following procedures approved by the Trust's Board of Trustees.

(The following two paragraphs are applicable only to Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund) and Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund))

Trading in securities on stock exchanges and over-the-counter markets in foreign securities markets is normally completed well before the close of the business day in New York. Trading on foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

AMORTIZED COST FOR MONEY MARKET FUNDS (SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "INFORMATION CONCERNING THE FUND" IN PART 1 OF THE SAI OF COLUMBIA MONEY MARKET FUND (FORMERLY NAMED LIBERTY MONEY MARKET FUND) AND COLUMBIA MUNICIPAL MONEY MARKET FUND (FORMERLY NAMED LIBERTY MUNICIPAL MONEY MARKET
FUND))

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Under the amortized cost method a security is initially valued at cost and thereafter any discount or premium from maturity value is amortized ratably to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. If a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Columbia Money Market Fund (formerly named Liberty Money Market Fund) or the Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund) for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund may accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CMS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Investors should understand that, since the offering price of the Fund's shares is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge paid as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CMD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CMD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CMD may from time to time reallow additional amounts to all or certain FSFs. CMD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CMD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars. Travelers checks, gift checks, credit card convenience checks, credit cards, cash and ban counter (starter checks) are not accepted.

CMS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CMS, provided the new FSF has a sales agreement with CMD.

Shares credited to an account are transferable upon written instructions in good order to CMS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you may send the certificates to CMS for deposit to your account.

In addition to the commissions specified in a Fund's prospectus and this SAI, CMD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that CMD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CMD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, CMD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.

In addition, CMD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.

CMD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:

1st Global Capital Corp
401 Company
ABN AMRO Trust Services
ADP Retirement Services
Advest
AEGON/Transamerica
AG Edwards
American Century Services
American Express
AMG
AON Consulting
AST Trust Company
Banc of America Investment Services
BancOne
Bear Stearns
Benefit Plan Administrators
Bidwell & Company
BNY Clearing
C N A Trust
Charles Schwab
CIBC Oppenheimer
Citigroup Global Markets
CitiStreet Associates LLC
City National Bank
City of Milwaukee
Columbia Trust Company
Commonwealth Financial
Compensation & Capital
CPI Qualified Plan Consultants
Daily Access Concepts
Davenport & Company
Delaware Investments
Digital Retirement Solutions
Discover Brokerage
Dreyfus/Mellon
Edgewood Services
Edward Jones

E-Trade,
ExpertPlan
FAS Liberty Life Spectrum
Ferris Baker Watts
Fidelity
Financial Data Services
Franklin Templeton
Freeman Welwood
Gem Group
Great West Life
Hewitt Associates LLC
Huntington Bank
ING
Intermountain Health Care
Investmart, Inc.
Investment Manager Services (IMS)
Janney Montgomery Scott
JJB Hilliard Lyons
JP Morgan/American Century
Kenney Investments
Kirkpatrick Pettis Smith Polian Inc
Legg Mason Wood Walker
Liberty Life
Lincoln Financial
Lincoln Life
Linsco Private Ledger
M & T Securities
Marquette Trust Company
Mass Mutual Life
Matrix Settlement & Clearance Services (MSCS)
McDonald Investments
Merrill Lynch
MetLife
MFS
Mfund Trax
MidAtlantic Capital
Milliman USA
Morgan Keegan
Morgan Stanley Dean Witter
PFPC
Nationwide Investment Services
Neuberger Berman Mgmt
NFP Securities
NSD -NetStock Sharebuilder
NYLife Distributors
Optimum Investment Advisors
Orbitex
Pershing LLC
Phoenix Home Life
Piper Jaffray
PNC
PPI Employee Benefits
Private Bank & Trust
Prudential
Putnam Investments
Raymond James
RBC Dain Rausher
Robert W Baird
Royal Alliance
RSM McGladrey Inc.

Safeco
Scott & Stringfellow
Scudder Investments
Security Benefit
Segall Bryant Hamill
South Trust Securities
Southwest Securities
Standard Insurance
Stanton Group
State of NY Deferred Compensation Plan
Stephens, Inc.
Stifel Nicolaus & Co
Strong Capital
Sungard T Rowe Price
Trustar Retirement Services
Trustlynx/Datalynx
UBS Financial Services
USAA Investment Management
Vanguard
Wachovia
TD Waterhouse
Webster Investment Services
Wells Fargo
Wilmington Trust

PLEASE CONTACT YOUR FSF OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY
RECEIVE.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most Funds advised by the Advisor may be purchased through the Automatic Investment Plan. Electronic fund transfers for a fixed amount of at least $50 ($25 for IRA) are used to purchase a Fund's shares at the public offering price next determined after CMD receives the proceeds. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CMD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, D, T, G and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any fund distributed by CMD in which you have a current balance of at least $5,000 into the same class of shares of up to five other Funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Sales charges may apply if exchanging from a money market fund. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC or sales charges.

Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Management Services, Inc. (formerly named Columbia Funds Services, Inc.) (CMS) P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or financial advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CMD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" below for more information.

CLASS T SHAREHOLDER SERVICES PLAN. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the Trusts plan to enter into servicing agreements with institutions (including Bank of America Corporation and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each Fund other than the Columbia Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the Fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares;
(ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.

The payments under the servicing agreements entered into as of the date of this SAI are limited to an aggregate fee of not more than 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.15% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The Funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.

Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such Funds on any day do not exceed the income to be accrued to such Class T shares on that day.

The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the Funds. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Columbia's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.

TAX-SHELTERED RETIREMENT PLANS (Retirement Plans). CMD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Management prototype plans offered through CMD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CMD.

Participants in Retirement Plans not sponsored by CTC, not including Individual Retirement Accounts (IRAs), may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with CMS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CMS. The close out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any Fund distributed by CMD, or if the Retirement Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling CMS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification numbers available when calling.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CMS for more information at 1-800-345-6611.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHTS OF ACCUMULATION (Columbia Class A and Class T shares, Nations Class A shares and Galaxy Retail A shares only) (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase of Class A or Class T shares with prior purchases of other funds and classes distributed by CMD. The applicable sales charge is based on the combined total of:

1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all shares of funds for which CMD serves as distributor (Funds) held by the shareholder.

CMD must be promptly notified of each purchase with respect to which a shareholder is entitled to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CMS. A Fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A, Class E and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all fund shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund)). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CMS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement (provided the FSF returns to CMD the excess commission previously paid during the thirteen-month period). The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price.

If the amount of the Statement is not purchased, the shareholder shall remit to CMD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CMS will redeem escrowed Class A, E or T shares with a value equal to such difference. The additional FSF commission will be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CMS at 1-800-345-6611.

NET ASSET VALUE ELIGIBILITY GUIDELINES (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS).

1. Employees, brokers and various relationships that are allowed to buy at NAV. Class A shares of certain Funds may be sold at (NAV) to the following individuals, whether currently employed or retired: Employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries; Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CMD, or its successors and companies affiliated with the Advisor; Registered representatives and employees of Financial Service Firms (including their affiliates) that are parties to dealer agreements or other sales arrangements with CMD; Nations Funds' Trustees, Directors and employees of its investment sub-advisers; Broker/Dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes; employees or partners of any contractual service provider to the funds

     NAV eligibility for Class A purchase also applies to the families of the parties listed above and their beneficial accounts. Family members include: spouse, parent, stepparent, legal guardian, child, stepchild, father-in-law and mother-in-law.

     Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

     Registered broker/dealer firms that have entered into a Nations Funds dealer agreement with BACAP Distributors, LLC may buy Class A shares without paying a front-end sales charge for their investment account only.

     Banks, trust companies and thrift institutions, acting as fiduciaries.

2. Grandfathered investors. Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may purchase Class A shares of any Fund at NAV in those cases where a Columbia Fund Class Z share is not available.

     Shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at (NAV) will continue to be eligible for NAV purchases into those Nations Fund accounts opened through August 19, 2005.

     Galaxy Fund shareholders prior to December 1, 1995; and shareholders who
     (i) purchased Galaxy Fund Prime A shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.

     (For Class T shares only) Shareholders who (i) purchased Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

3. Reinstatement. Subject to the fund policy on trading of fund shares, an investor who has redeemed class A, B, C, D, G or T shares may, upon request, reinstate within 1 year a portion or all of the proceeds of such sales in shares of class A of any fund at the NAV next determined after Columbia Management Services, Inc. received a written reinstatement request and payment.

4. Retirement Plans. Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with CMD pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

5. Non-U.S. Investors. Certain pension, profit-sharing or other employee benefit plans offered to non-US investors may be eligible to purchase Class A shares with no sales charge.

6. Reorganizations. At the Fund's discretion, NAV eligibility may apply to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

7. Rights of Accumulation (ROA). The value of eligible accounts, regardless of class, maintained by you and you and your immediate family may be combined with the value of your current purchase to reach a sales discount level and to obtain the lower sales charge for your current purchase.

8. Letters of Intent (LOI). You may pay a lower sales charge when purchasing class A shares by signing a letter of intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the LOI within 13 months. If your LOI purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Class A, B, C, D, E, matured F, G and T shares) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act
     (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CMS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value at the time that the SWP is established. Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met. For redemptions in excess of 12% of the account's value at the time that the SWP is established, a CDSC will be charged on the SWP redemption. The 12% limit does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by CMD.

6. Qualified Retirement Plans. CDSCs may be waived on CMD shares sold by employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must be a participant in an alliance program th at has signed an agreement with Columbia Funds or CMD.

7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and
     (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

8. Return of Commission. CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

9. Non-U.S. Investors. CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

10. IRS Section 401 and 457. CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under
     Section 401 or 457 of the tax code.

11. Medical Payments. CDSCs may be waived on shares redeemed for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

12. Plans of Reorganization. At the Funds' discretion, CDSCs may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a fund is a party.

13. Charitable Giving Program. CDSCs may be waived on the sale of Class C or Class D shares sold by a non-profit organization qualified under Section 501(c)(3) of the tax code in connection with the Banc of America Capital Management Charitable Giving Program.

14. The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling or delay sending proceeds from your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction to CMS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CMS and many banks. Additional documentation may be required for sales by corporations, agents, fiduciaries, surviving joint owners, individual retirement account holders and other legal entities. Call CMS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, FSF's are responsible for furnishing all necessary documentation to CMS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN (SWP). The shareholder may establish a SWP. A specified dollar amount, share amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawalsof shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their share account may do so but may be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CMS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in "street name" must be made payable to the back office via the NSCC.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions by check and ACH are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, to a pre-existing bank account or furnishing a signature guaranteed request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CMS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address account and taxpayer identification numbers. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions apply to retirement plan accounts.

CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A and Z shares of certain Funds)

Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CMS will provide checks to be drawn on Mellon Trust of New England, N.A. (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks., However, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON-CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, a Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

INFORMATION APPLICABLE TO CLASS G AND CLASS T SHARES

The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the Funds are subject to a front-end sales charge. Investments in Class G shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.15% and 0.30%, respectively, of the Fund's average daily net assets attributable to its Class T shares. Class G shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.80% and 0.95%, respectively, of the Fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares. Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.

CLASS T SHARES. The public offering price for Class T shares of the Funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 to $25,000,000. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                                    REALLOWANCE TO
                                     REALLOWANCE TO DEALERS        DEALERS AS A % OF
                                    AS A % OF OFFERING PRICE        OFFERING PRICE
      AMOUNT OF TRANSACTION          PER SHARE - BOND FUNDS    PER SHARE - EQUITY FUNDS
      ---------------------         ------------------------   ------------------------
Less than $50,000                             4.25                       5.00
$50,000 but less than $100,000                3.75                       3.75
$100,000 but less than $250,000               2.75                       2.75
$250,000 but less than $500,000               2.00                       2.00
$500,000 but less than $1,000,000             1.75                       1.75
$1,000,000 and over                           0.00                       0.00

The appropriate reallowance to dealers will be paid by CMD to broker-dealer organizations which have entered into agreements with CMD. The reallowance to dealers may be changed from time to time.

Certain affiliates of the Advisor may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of Bank of America Corporation's affiliates.

INFORMATION APPLICABLE TO CERTAIN CLASS G SHARES RECEIVED BY FORMER GALAXY FUND RETAIL B SHAREHOLDERS IN CONNECTION WITH THE GALAXY/LIBERTY REORGANIZATION. The following table describes the CDSC schedul e applicable to Class G shares received by former Galaxy Fund Retail B shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 None

Class G shares received in exchange for Galaxy Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares seven years after purchase. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Asset Allocation Fund and/or International Equity Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.50
Through second year                   5.00
Through third year                    4.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Through the seventh year              None
Longer than seven years               None

If you acquired Retail B Shares in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class T shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

CLASS G SHARES PURCHASED AFTER THE GALAXY/LIBERTY REORGANIZATION. The public offering price for Class G shares of the Funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within seven years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from CMD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Columbia may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a Fund. See "Class T Shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to CMD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares. Class G shares of a Fund will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow CMD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.

Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - (i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a Fund, and subsequently acquires additional Class G shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the Fund, including those acquired through reinvestment, will convert to Class T shares of the Fund on the same date.

INFORMATION APPLICABLE TO CERTAIN CLASS B SHAREHOLDERS

Except for the following, Class B Share Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.

The following table describes the CDSC schedule applicable to Class B shares received by Galaxy Quality Plus Bond Fund shareholders in exchange for Prime B Shares in connection with the Galaxy/Liberty reorganization.

SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

     Automatic conversion to Class A shares occurs eight years after purchase.

     The Class B share discount program for purchases of $250,000 or more is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

INFORMATION APPLICABLE TO CERTAIN CLASS A SHAREHOLDERS:

     Except as set forth in the following paragraph, Class A share CDSCs are described in the Prospectuses:

     Class A shares received by former Galaxy High Quality Bond Fund shareholders in exchange for Prime A Shares in connection with the Galaxy/Liberty reorganization of that Fund are subject to a 1% CDSC upon redemption of such Class A shares if the Prime A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.

Shares of some Funds that pay daily dividends (include Funds) will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. Shares of some Funds that pay daily dividends (exclude Funds) Columbia will be earned starting with the day after that Fund receives payments for the shares. To determine whether a particular Fund is an include or exclude fund, customers can call 1-800-345-6611.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of certain other funds. The prospectus of each Fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange Consult CMS before requesting an exchange.

If you acquire Class A shares of an international fund by exchange from any other fund, you will not be permitted to exchange those shares into another fund for 30 calendar days, although you may redeem those shares at any time. An exchange order received prior to the expiration of the 30-day period will not be honored.

By calling CMS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CMS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CMS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CMS may require customary additional documentation. Prospectuses of the other Funds are available from the CMD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

Consult your FSF or CMS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund. Sales charges may apply for exchanges from money market funds.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Trust has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2005. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust's By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series. Shares of each Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

          Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

          Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

AAA bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

AA bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

BA bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Prime-1 Highest Quality
          Prime-2 Higher Quality
          Prime-3 High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these securities, and 'D' represents the lowest potential for recovery.

                                   APPENDIX II

                   COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA")
                      PROXY VOTING POLICIES AND PROCEDURES
                 ADOPTED JULY 1, 2003 AND REVISED MARCH 4, 2005

POLICY:

ALL PROXIES(1) REGARDING CLIENT SECURITIES FOR WHICH COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA") HAS ASSUMED AUTHORITY TO VOTE SHALL, UNLESS CMA DETERMINES IN ACCORDANCE WITH POLICIES STATED BELOW TO ABSTAIN FROM VOTING, BE VOTED IN A MANNER CONSIDERED BY CMA TO BE IN THE BEST INTEREST OF CMA'S CLIENTS, INCLUDING THE CMG FAMILY FUNDS(2) AND THEIR SHAREHOLDERS, WITHOUT REGARD TO ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES. THE BEST INTEREST OF CLIENTS IS DEFINED FOR THIS PURPOSE AS THE INTEREST OF ENHANCING OR PROTECTING THE ECONOMIC VALUE OF CLIENT ACCOUNTS, CONSIDERED AS A GROUP RATHER THAN INDIVIDUALLY, AS CMA DETERMINES IN ITS SOLE AND ABSOLUTE DISCRETION. IN THE EVENT A CLIENT BELIEVES THAT ITS OTHER INTERESTS REQUIRE A DIFFERENT VOTE, CMA SHALL VOTE AS THE CLIENT CLEARLY INSTRUCTS, PROVIDED CMA RECEIVES SUCH INSTRUCTIONS IN TIME TO ACT ACCORDINGLY.

CMA ENDEAVORS TO VOTE, IN ACCORDANCE WITH THIS POLICY, ALL PROXIES OF WHICH IT BECOMES AWARE, SUBJECT TO THE FOLLOWING EXCEPTIONS (UNLESS OTHERWISE AGREED) WHEN CMA EXPECTS TO ROUTINELY ABSTAIN FROM VOTING:

     1. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE THE SECURITY HAS BEEN LOANED FROM THE CLIENT'S ACCOUNT.

     2. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE CMA DEEMS THE COSTS TO THE CLIENT AND/OR THE ADMINISTRATIVE INCONVENIENCE OF VOTING THE SECURITY (E.G., SOME FOREIGN SECURITIES) OUTWEIGH THE BENEFIT OF DOING SO.

CMA SEEKS TO AVOID THE OCCURRENCE OF ACTUAL OR APPARENT MATERIAL CONFLICTS OF INTEREST IN THE PROXY VOTING PROCESS BY VOTING IN ACCORDANCE WITH PREDETERMINED VOTING GUIDELINES, AS STATED BELOW. FOR THOSE PROXY PROPOSALS THAT REQUIRE SPECIAL CONSIDERATION OR IN INSTANCES WHERE SPECIAL CIRCUMSTANCES MAY REQUIRE VARYING FROM THE PREDETERMINED GUIDELINES, THE CMG PROXY COMMITTEE WILL DETERMINE THE BEST INTEREST OF CMA'S CLIENTS AND VOTE ACCORDINGLY, WITHOUT CONSIDERATION OF ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES.

OVERVIEW:

CMA's policy is based upon its fiduciary obligation to act in its clients' best interest. Citing this obligation, the SEC has adopted rules pursuant to the Investment Advisers Act of 1940 and Investment Company Act of 1940 with respect to proxy voting.

PROCEDURE:

I. ACCOUNT POLICIES

Except as otherwise directed by the client, CMA shall vote as follows:

SEPARATELY MANAGED ACCOUNTS

CMA shall vote proxies on securities held in its separately managed accounts.

COLUMBIA TRUST COMPANY (CTC) TRUST POOLS

CMA shall vote proxies on securities held in the trust pools.

CMG FAMILY FUNDS/CMA FUND TRUST

CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

COLUMBIA PRIVATE PORTFOLIO

CMA shall vote proxies on securities held in its separately managed accounts.

ALTERNATIVE INVESTMENT GROUP

----------
(1) The term "proxy" as used herein refers to consents, elections and authorizations solicited by any party with respect to securities of any sort.

(2) A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

CMA's clients may invest in securities ("Alternative Investments") issued by alternative investment vehicles (i.e. hedge funds, private equity funds, and other alternative investment pools) that are structured as private limited partnerships ("LPs"), limited liability companies ("LLCs") or offshore corporations. Generally, CMA's Alternative Investment Group ("AIG") is the platform through which CMA provides advisory services relating to Alternative Investments.

The voting rights of Alternative Investments generally are rights of contract set forth in the limited liability company or limited partnership agreement, in the case of LLCs and LPs, or Memorandum and Articles of Association or By-laws, in the case of offshore corporations. Also, as privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, proxies are not solicited regarding Alternative Investment vehicles. Instead, consents may be solicited from members, limited partners or shareholders.

Because of the unique characteristics of Alternative Investments, CMA has a tailored process for voting Alternative Investment proxies and consents.

Process

AIG will vote all Alternative Investment proxies and consents in accordance with this Policy. The committee voting AIG proxies consists of AIG senior management, investment and operations professionals. Conflicts of interest are to be monitored and resolved as set forth in this Policy.

II. PROXY COMMITTEE

CMA shall establish a Proxy Committee whose standing members shall include the head of core equity, head of value, head of growth, head of income strategies, head of equity research and head of fixed income research. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf.

The Proxy Committee's functions shall include, in part,

          (a) direction of the vote on proposals where there has been a recommendation to the Committee, pursuant to Section IV.B, not to vote according to the predetermined Voting Guidelines stated in Section IV.A or on proposals which require special, individual consideration in accordance with Section IV.C;

          (b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

          (c) review at least annually of existing Voting Guidelines and need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

          (d) development and modification of Voting Procedures, as stated in
          Section V, as it deems appropriate or necessary.

The Proxy Committee shall establish a charter, which shall set forth the Committee's purpose, membership and operation. The Committee's charter shall be consistent, in all material respects, with this policy and procedure.

III. CONFLICTS OF INTEREST

With Other Bank of America Businesses

Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

Within CMA

Conflicts of interest may also arise from the business activities of CMA. For example, CMA might manage (or be seeking to manage) the assets of a benefit plan for an issuer. CMA may also be presented with an actual or apparent conflict of interest where proxies of securities issued by BAC or a CMG Family Fund, for which CMA serves as investment adviser, are to be voted for a client's account.

Management of Conflicts

CMA's policy is to always vote proxies in the best interest of its clients, as a whole, without regard to its own self-interest or that of its affiliates. BAC as well as CMA has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

          1. BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or (as in the case of BACAP associates) non-trust fiduciary responsibilities, including investment decision-making and proxy voting.

          2. In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.

          3. Within CMA, CMA's Code of Ethics affirmatively requires that associates of CMA act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's Clients.

          4. By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

               - To disclose to the chairperson of the Proxy Committee and the chairperson to the head of CMG Compliance any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA shall vote proxies. In the event the chairperson of the Proxy Committee has a conflict of interest regarding a given matter, he or she shall abstain from participating in the Committee's determination of whether and/or how to vote in the matter; and

               - To refrain from taking into consideration, in the decision as to whether or how CMA shall vote proxies:

                    - The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

                    - Any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of CMA or BAC.

Where a material conflict of interest is determined to have arisen in the proxy voting process that may not be adequately mitigated by voting in accordance with the predetermined Voting Guidelines, CMA's policy is to invoke one or more of the following conflict management procedures:

1. Convene the Proxy Committee for the purpose of voting the affected proxies in a manner that is free of the conflict.

2. Causing the proxies to be voted in accordance with the recommendations of a qualified, independent third party, which may include CMA's proxy voting agent.

3. In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

IV. VOTING GUIDELINES

A. THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING PROXIES:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

     - Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

          However, CMA generally will WITHHOLD votes from pertinent director nominees if:

               (i) the board as proposed to be constituted would have more than one-third of its members from management;

               (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);

               (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);

               (iv) a director serves on more than six public company boards;

               (v) the CEO serves on more than two public company boards other than the company's board.

          On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

     - Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.

     - Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

     - Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

          -    Established governance standards and guidelines.

          - Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.

          - Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

          - A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

          - Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

          - The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

     - Proposals that grant or restore shareholder ability to remove directors with or without cause.

     - Proposals to permit shareholders to elect directors to fill board vacancies.

     - Proposals that encourage directors to own a minimum amount of company stock.

     -    Proposals to provide or to restore shareholder appraisal rights.

     -    Proposals to adopt cumulative voting.

     -    Proposals for the company to adopt confidential voting.

CMA generally will vote AGAINST:

     - Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

     - Proposals that give management the ability to alter the size of the board without shareholder approval.

     - Proposals that provide directors may be removed only by supermajority vote.

     -    Proposals to eliminate cumulative voting.

     - Proposals which allow more than one vote per share in the election of directors.

     - Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

     - Proposals that mandate a minimum amount of company stock that directors must own.

     -    Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

     - Director and officer indemnification and liability protection. CMA is opposed to entirely eliminating directors' and officers' liability for monetary damages for violating the duty of care. CMA is also opposed to expanding coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. CMA supports proposals which provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he/she reasonably believed was in the best interests of the company, AND (ii) if the director's legal expenses would be covered.

     - Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

     - Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 10% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

     - Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

     -    Proposals asking a company to expense stock options.

     -    Proposals to put option repricings to a shareholder vote.

     - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

CMA generally will vote AGAINST:

     - Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.

     - Proposals to authorize the replacement or repricing of out-of-the money options.

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

     - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

          For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

     - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

     - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

     - Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

     - CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

     - CMA generally votes FOR shareholder proposals to eliminate a poison pill.

     - CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

     - CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.

Supermajority vote

     - CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

     - CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

     - Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

     - Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

          -    Credible reason exists to question:

               - The auditor's independence, as determined by applicable regulatory requirements.

               - The accuracy or reliability of the auditor's opinion as to the company's financial position.

          - Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.

     - Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

     - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

     - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

     - Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

     - Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.

CMA will vote AGAINST:

     - Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

     - Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

     - Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

     - FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

     - FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

     - Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

     - Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

     - Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

     - Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.

     - Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.

     - Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

8.  Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

     -    Board structure

     -    Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     - Ignore a shareholder proposal that is approved by a majority of shares outstanding;

     - Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

     -    Are interested directors and sit on the audit or nominating committee;
          or

     - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

     -    Past performance relative to its peers

     -    Market in which fund invests

     - Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

     - Past shareholder activism, board activity and votes on related proposals

     -    Strategy of the incumbents versus the dissidents

     -    Independence of incumbent directors; director nominees

     -    Experience and skills of director nominees

     -    Governance profile of the company

     -    Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Past performance as a closed-end fund

     -    Market in which the fund invests

     -    Measures taken by the board to address the discount

     - Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

     -    Proposed and current fee schedules

     -    Fund category/investment objective

     -    Performance benchmarks

     -    Share price performance as compared with peers

     -    Resulting fees relative to peers

     -    Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

     -    Stated specific financing purpose

     -    Possible dilution for common shares

     -    Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

     -    Potential competitiveness

     -    Regulatory developments

     -    Current and potential returns

     -    Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a nonfundamental restriction, considering the following factors:

     -    Fund's target investments

     -    Reasons given by the fund for the change

     -    Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:

     -    Political/economic changes in the target market

     -    Consolidation in the target market

     -    Current asset composition

Change in Fund's Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:

     -    Potential competitiveness

     -    Current and potential returns

     -    Risk of concentration

     -    Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

     -    Strategies employed to salvage the company

     -    Past performance of the fund

     -    Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

     -    The degree of change implied by the proposal

     -    The efficiencies that could result

     -    The state of incorporation; net effect on shareholder rights

     -    Regulatory standards and implications

CMA will vote FOR:

     - Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

     - Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

     -    Proposals enabling the Board to:

          -    Change, without shareholder approval the domicile of the fund

          - Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

     -    Regulations of both states

     -    Required fundamental policies of both states

     -    The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Fees charged to comparably sized funds with similar objectives

     -    The proposed distributor's reputation and past performance

     -    The competitiveness of the fund in the industry

     -    Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Resulting fee structure

     -    Performance of both funds

     -    Continuity of management personnel

     -    Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

     -    Performance of the fund's NAV

     -    The fund's history of shareholder relations

     -    The performance of other funds under the adviser's management

9. Alternative Investment Group ("AIG") Matters

The AIG Proxy Sub-Committee generally will vote in accordance with the guidelines set forth in this policy. With respect to matters that are not addressed by the guidelines, the AIG Proxy Sub-Committee will vote each such matter on a CASE-BY-CASE basis.

B. ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.

A Portfolio Manager, sub-adviser or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines stated in Section IV.A. In this situation, he or she shall request that the Proxy Committee consider voting the proxy other than according such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption.

C. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The following proposals require special, individual consideration. The Proxy Committee will determine how proxies related to all such proposals will be voted.

               1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

               2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

               3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

               4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

               5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified in Section IV.A.

               6. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

               7. PREEMPTIVE RIGHTS. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines set forth in Section IV above. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to effect the purposes of this Policy.

     - CMA shall use an independent, third-party vendor (currently Institutional Shareholder Services ("ISS")), to implement its proxy voting process as CMAs proxy voting agent. This retention is subject to CMA continuously assessing the vendor's independence from CMA and its affiliates, and the vendor's ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with CMA's proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor's other clients and the owners, officers or employees of any such firm, on the one hand, and CMA's clients, on the other hand. As means of performing this assessment, CMA will require various reports and notices from the vendor, as well as periodic audits of the vendor's voting record and other due diligence.

     - ISS shall provide proxy analysis and record keeping services in addition to voting proxies on behalf of CMA in accordance with this Policy.

     - On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in all accounts over which CMA has voting authority. Information regarding equity holdings for international portfolio shall be sent weekly.

     - ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be promptly noted and resolved by ISS, with notice to CMA.

     - Whenever a vote is solicited, ISS shall execute the vote according to CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section IV.A.

     - If ISS is not sure how to vote a particular proxy, then ISS will issue a request for voting instructions to CMA over a secure website. CMA personnel shall check this website regularly. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's understanding of the Voting Guidelines previously delivered to ISS. CMA shall promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

     - Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

     - ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

VI. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in CMA's Form ADV. Upon receipt of a Client's request for more information, CMA will provide to the Client a copy of this Policy and/or how CMA voted proxies for the Client pursuant to this Policy for up to a one-year period.

                          COLUMBIA YOUNG INVESTOR FUND
                                  (THE "FUND")

   SUPPLEMENT TO THE PROSPECTUSES DATED FEBRUARY 1, 2005 (THE "PROSPECTUSES")

      The Prospectuses are hereby supplemented with the following information:

      1. The date on the front cover of each of the Prospectuses is revised to read "________________, 2005."

      2. The following sentence is added to the section entitled "Performance History":

      Year-to-date performance through ____________, 2005 for the following share classes of the Fund were as follows:

Class A --      ___%
Class Z --      ___%

      3. The "Annual Fund Operating Expenses" and "Example Expenses" tables in the section entitled "Your Expenses" are updated and restated in their entirety as follows:

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                   CLASS A      CLASS B   CLASS C      CLASS Z
                                                  ----------    -------   -------      ----------
Management fee (1) (%)                            [0.76]         [0.76]    [0.76]      [0.76]
Distribution and service (12b-1) fees (%)         [0.35 (4)]     [1.00]    [1.00]      [0.00]
Other expenses (2)(3)(4) (%)                      [0.84]         [0.84]    [0.84]      [0.84 (5)]
Total annual fund operating expenses (%)          [1.95]         [2.60]    [2.60]      [1.60 (5)]

(1) The Fund pays a management fee of 0.58% and an administration fee of 0.18%.

(2) The Fund's advisor has voluntarily agreed to reimburse the Fund for certain expenses so that the transfer agency fees for each of Class A, B and C will not exceed 0.10%. If this reimbursement were reflected in the table, other expenses for each share class would be 0.27% and total fund annual fund operating expenses for Class A, B and C shares would be 1.33%, 2.03% and 2.03%, respectively (taking into account the reimbursement discussed in footnote (4) below). This arrangement may be modified or terminated by the advisor at any time.

(3) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

(4) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class A shares so that it does not exceed 0.30%. If this waiver were reflected in the table, the 12b-1 fee for Class A shares would be 0.30% and total annual fund operating expenses for Class A, B and C shares would be 1.33%, 2.03% and 2.03%, respectively (taking into account the fee waiver discussed in footnote (2) above). This arrangement may be modified or terminated by the distributor at any time.

(5) The Fund's advisor has voluntarily agreed to reimburse the Fund for certain expenses so that the transfer agency fees for Class Z shares will not exceed 0.10%. If this reimbursement were reflected in the table, other expenses for Class Z shares would be 0.27% and total annual fund operating expenses for Class Z shares would be 1.03%. This arrangement may be modified or terminated by the advisor at any time.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

                                                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                                  ------       --------      --------      --------
Class A                                                           [$762]       [$1,152]      [$1,567]      [$2,719]
Class B:           did not sell your shares                       [$263]       [$  808]      [$1,380]      [$2,776]
                   sold all your shares at end of period          [$763]       [$1,108]      [$1,580]      [$2,776]
Class C:           did not sell your shares                       [$263]       [$  808]      [$1,380]      [$2,934]
                   sold all your shares at end of period          [$363]       [$  808]      [$1,380]      [$2,934]
Class Z                                                           [$163]       [$  505]      [$  871]      [$1,900]

      4. The section entitled "Financial Highlights" is updated and restated in its entirety as follows:

Selected data for a share outstanding throughout each period is as follows:

                                         (UNAUDITED)
                                         SIX MONTHS
                                            ENDED                                         PERIOD ENDED
                                          MARCH 31,        YEAR ENDED SEPTEMBER 30,       SEPTEMBER 30,
            CLASS A SHARES                  2005              2004           2003            2002 (a)
-------------------------------------    -----------       ----------      --------       -------------
NET ASSET VALUE, BEGINNING OF PERIOD     $     11.68       $    10.47      $   8.52       $        8.94
                                         -----------       ----------      --------       -------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss) (b)             0.04(c)          0.03         (0.03)              (0.01)
   Net realized and unrealized gain
    (loss) on investments                       0.89             1.18          1.98               (0.41)
                                         -----------       ----------      --------       -------------
   Total from Investment Operations             0.93             1.21          1.95               (0.42)
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
   From net investment income                  (0.06)               -             -                   -
                                         -----------       ----------      --------       -------------
   Total Distributions Declared to
    Shareholders                               (0.06)               -             -                   -
NET ASSET VALUE, END OF PERIOD           $     12.55       $     11.6      $  10.47       $        8.52
   Total return (d)(e)                          7.95%(f)        11.56         22.89%              (4.70)%(f)
                                         -----------       ----------      --------       -------------
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
   Expenses (g)                                 1.35%(h)         1.33%         1.54%               1.67%(h)
   Net investment income (loss) (g)             0.70%(h)         0.26%        (0.35)%             (0.49)%(h)
   Waiver/reimbursement                         0.71%(h)         1.10%         0.56%               0.80%(h)
   Portfolio turnover rate                        28%(f)           58%          128%                 32%
   Net assets, end of period (000's)     $    93,224       $   94,386      $ 94,617       $      82,564
                                         -----------       ----------      --------       -------------

(a) Class A shares were initially offered on July 29, 2002. Per share data and total return reflect activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Net investment income per share reflects a special dividend which amounted to $0.02 per share.

(d) Total return at net asset value assuming all distributions reinvested no initial sales charge or contingent deferred sales charge.

(e) Had the Investment Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h) Annualized.

                                              (UNAUDITED)
                                              SIX MONTHS
                                                 ENDED                                          PERIOD ENDED
                                               MARCH 31,           YEAR ENDED SEPTEMBER 30,     SEPTEMBER 30,
           CLASS B SHARES                        2005                 2004           2003          2002 (a)
------------------------------------          -----------          ---------       --------     -------------
NET ASSET VALUE, BEGINNING OF PERIOD          $     11.50          $   10.39       $   8.51     $        8.94
                                              -----------          ---------       --------     -------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b)                      - (c)(d)       (0.05)         (0.10)            (0.02)
  Net realized and unrealized gain
   on investments                                    0.87               1.16           1.98             (0.41)
                                              -----------          ---------       --------     -------------
  Total from Investment Operations                   0.87               1.11           1.88             (0.43)
NET ASSET VALUE, END OF PERIOD                $     12.37          $   11.50       $  10.39     $        8.51
  Total return (e)(f)                                7.57%(g)          10.68%         22.09%            (4.81)%(g)
                                              -----------          ---------       --------     -------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
  Expenses (h)                                       2.05%(i)           2.03%          2.24%             2.37%(i)
  Net investment loss (h)                               -%(i)(j)       (0.44)%        (1.05)%           (1.19)%(i)
  Waiver/reimbursement                               0.56%(i)           0.46%          0.51%             0.75%(i)
  Portfolio turnover rate                              28%(g)             58%           128%               32%
  Net assets, end of period (000's)           $     5,976          $   6,082       $  6,872     $       6,505
                                              -----------          ---------       --------     -------------

(a) Class B shares were initially offered on July 29, 2002. Per share data and total return reflect activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Rounds to less than $0.01 per share.

(d) Net investment income per share reflects a special dividend which amounted to $0.02 per share.

(e) Total return at net asset value assuming no contingent deferred sales charge.

(f) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i) Annualized.

(j) Rounds to less than 0.01%.

                                         (UNAUDITED)
                                         SIX MONTHS
                                            ENDED                                         PERIOD ENDED
                                          MARCH 31,           YEAR ENDED SEPTEMBER 30,    SEPTEMBER 30,
           CLASS C SHARES                    2005               2004             2003        2002 (a)
------------------------------------     -----------          --------          ------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD     $     11.51          $  10.39          $ 8.51    $        8.94
                                         -----------          --------          ------    -------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b)                 - (c)(d)      (0.05)          (0.10)           (0.02)
  Net realized and unrealized gain
   on investments                               0.87              1.17            1.98            (0.41)
                                         -----------          --------          ------    -------------
  Total from Investment Operations              0.87              1.12            1.88            (0.43)
NET ASSET VALUE, END OF PERIOD           $     12.38          $  11.51          $10.39    $        8.51
  Total return (e)(f)                           7.56%(g)         10.78%          22.09%           (4.81)%(g)
                                         -----------          --------          ------    -------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
  Expenses (h)                                  2.05%(i)          2.03%           2.24%            2.37%(i)
  Net investment income (loss) (h)              0.04%(i)         (0.44)%         (1.05)%          (1.19)%(i)
  Waiver/reimbursement                          0.58%(i)          0.71%           0.50%            0.75%(i)
  Portfolio turnover rate                         28%(g)            58%            128%              32%
  Net assets, end of period (000's)      $       768          $    798          $  660    $         488
                                         -----------          --------          ------    -------------

(a) Class C shares were initially offered on July 29, 2002. Per share data and total return reflect activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Rounds to less than $0.01 per share.

(d) Net investment income per share reflects a special dividend which amounted to $0.02 per share.

(e) Total return at net asset value assuming no contingent deferred sales charge.

(f) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i) Annualized.

                                (UNAUDITED)
                                SIX MONTHS
                                   ENDED
                                 MARCH 31,                              YEAR ENDED SEPTEMBER 30,
       CLASS Z SHARES              2005             2004          2003        2002 (a)(b)       2001 (a)          2000
----------------------------    -----------      ----------     ---------     -----------       --------       ----------
NET ASSET VALUE, BEGINNING
  OF PERIOD                     $     10.16      $     9.13     $    7.42     $      9.38       $  17.97       $    13.71
                                -----------      ----------     ---------     -----------       --------       ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
  (loss) (c)                           0.05(d)         0.01         (0.03)          (0,07)(e)      (0.06)(e)        (0.07)(e)
  Net realized and
   unrealized gain (loss)
   on investments                      0.77            1.02          1.74           (1.89)         (6.52)            4.49
                                -----------      ----------     ---------     -----------       --------       ----------
  Total from Investment
   Operations                          0.82            1.03          1.71           (1.96)         (6.58)            4.42
                                -----------      ----------     ---------     -----------       --------       ----------
LESS DISTRIBUTIONS DECLARED
  TO SHAREHOLDERS:
  From net investment income          (0.05)              -             -               -              -                -
  From net realized gains                 -               -             -               -          (1.56)           (0.16)
  In excess of net realized
   gains                                  -               -             -               -          (0.45)               -
                                -----------      ----------     ---------     -----------       --------       ----------
  Total distributions
   declared to shareholders           (0.05)              -             -               -          (2.01)           (0.16)
                                -----------      ----------     ---------     -----------       --------       ----------
NET ASSET VALUE, END OF
  PERIOD                        $     10.93      $    10.16     $    9.13     $      7.42       $   9.38       $    17.97
  Total return (f)                     8.12%(g)       11.28%        23.05%         (20.90)%       (40.08)%          32.32%
                                -----------      ----------     ---------     -----------       --------       ----------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
  Expenses (h)                         1.13%(i)        1.46%         1.49%           1.58%(e)       1.26%(e)         1.08%(e)
  Net investment income
   (loss) (h)                          0.91%(i)        0.13%        (0.30)%         (0.71)%(e)     (0.41)%(e)       (0.45)%(e)
  Waiver/reimbursement                 0.47%(i)           -%            -%              -%             -%               -%
  Portfolio turnover rate                28%(g)          58%          128%             32%            23%(j)           72%(j)
  Net assets, end of period
   (000's)                      $   684,364      $  678,146     $ 674,590     $   573,111       $746,698       $1,215,809
                                -----------      ----------     ---------     -----------       --------       ----------

(a) Per share data has been restated to reflect a 2-for-1 share split effective July 25, 2003.

(b) Class S shares were redesignated Class Z shares on July 29, 2002.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share reflects a special dividend which amounted to $0.02 per share.

(e) Per share data and ratios reflect income and expenses inclusive of the Fund's proportionate share of the income and expenses of the SR&F Growth Investor Portfolio prior to the termination of the master feeder/fund structure on July 26, 2002.

(f) Total return at net asset value assuming all distributions reinvested.

(g) Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i) Annualized.

(j) Portfolio turnover disclosed is for the SR&F Growth Investor Portfolio.

      5. The information under the heading, "For More Information - Investment Company Act file number" is revised as follows:

      Columbia Funds Series Trust I: 811-4367

            -     Columbia Young Investor Fund

      6. The section "THE FUND - PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL INVESTMENT RISKS" is revised to read as set forth below.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks believed to have long-term growth potential. Under normal market conditions, the Fund invests at least 80% of its total assets in common stocks. The Fund may invest in companies of any size, ranging from small cap companies to large cap companies and the Fund's investments are diversified among industries and market sectors. The Fund seeks to invest in companies that produce products or provide services that the advisor believes children or teenagers use, are aware of, or have an interest in. Examples of these types of industries and market sectors include, but are not limited to, apparel and footwear, entertainment, retail, computer and electronics, Internet service providers, financial services and personal care products.

The Fund may invest up to 25% of its assets in foreign stocks including American Depositary Receipts. The Fund may also invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures), certain options and financial futures contracts (derivatives).

In selecting securities for the Fund, the investment Advisor begins with a top-down industry sector analysis tracking specific sectors or industries of the market and identifying securities within those areas that are expected to reward shareholders. Through this process, the Advisor determines the emphasis to be placed on different industries and selects individual stocks in which the Fund invests. In building the Fund's portfolio, the Advisor combines this top-down approach with intensive bottom-up research of individual securities issues, evaluating each company on the basis of its financial statements and operations. Factors such as management, financial condition, industry dynamics, earnings growth, profit margins, sales trends, dividend paying history and potential, as well as financial ratios and investment in research and development will be scrutinized as part of the Advisor's analysis. The Advisor seeks companies that are attractively valued and that have demonstrated or show the potential to demonstrate improved cash flow and return on invested capital. These may also include special situations companies that are experiencing management changes or are temporarily out of favor. This approach, combined with judgments about valuation and trends in the environment which tend to drive stock price appreciation, is intended to identify investment opportunities that the Advisor believes will outperform the market and offer long-term financial reward.

The Fund also has an educational objective. It seeks to teach children and teenagers about mutual funds, basic economic principles and personal finance through a variety of educational materials. The materials are paid for by the Fund and distributed to shareholders on a regular basis.

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or investment strategies.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the Advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also cause the Fund to receive taxable income, which could increase the amount of taxes payable by Fund shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. For more information on the risks of derivative strategies, see the Fund's Statement of Additional Information.

The Fund may invest in real estate investment trusts ("REITs"). REITs are entities which either own properties or make construction or mortgage loans. REITs also may include operating or finance companies. Investing in REITs involves certain unique risks in addition to those risks associated with the real estate industry in general. The prices of REITs are affected by changes in the value of the underlying property owned by the REITs. In addition, although the Fund does not invest directly in real estate, a REIT investment by the Fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may fall, or may not approach the value the advisor has placed on it.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general. Foreign securities are subject to special risks.

Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Investment in emerging markets is subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Small- or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Your investment in the Fund is not a bank deposit and is not insured or endorsed by any bank, government agency or the FDIC. You could lose money as a result of your investment in the Fund. Please see the Fund's statement of additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

      7. The section entitled "MANAGING THE FUND - PORTFOLIO MANAGERS" is replaced in its entirety with the following:

PORTFOLIO MANAGERS

ROBERT A. UNGER, CFA, a senior vice president of Columbia Management, is the co-portfolio manager of the Fund. Mr. Unger joined Columbia Management in 1984. Previously, he served as Vice President and Portfolio Manager at Alliance Capital Management and Senior Vice President at Oppenheimer Asset Management. Mr. Unger holds a Master of Business Administration degree from the University of Denver.

EMIL A. GJESTER, a vice president of Columbia Management, is the co-portfolio manager of the Fund. Mr. Gjester joined Columbia Management in 1996. Mr. Gjester holds a Master of Business Administration degree from University of Cambridge.

      8. The section "OTHER INVESTMENT STRATEGIES AND RISKS" is hereby deleted.

      9. As discussed in greater detail in earlier supplements, on March 15, 2004, Columbia Management Advisors, Inc. ("Columbia Management"), the Fund's adviser, and Columbia Funds Distributor, Inc. ("CFD") the distributor of the Fund's shares (collectively, "Columbia"), entered into agreements in principle with the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") to resolve the proceedings brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds.

On February 9, 2005, Columbia entered into an Assurance of Discontinuance with the NYAG (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order" and together, the "Settlements"). The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle.

Under the terms of the SEC Order, Columbia has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review Columbia's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the settlement amounts will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with Columbia and the Fund's independent trustees and not unacceptable to the staff of the SEC. More specific information on the distribution plan will be communicated at a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia Funds, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

A copy of the SEC Order will be available on the SEC's website at http://www.sec.gov. A copy of the NYAG Settlement will be available as part of the Bank of America Corporation Form 8-K filing on or about February 10, 2005.

      10. The Prospectuses are hereby supplemented with the following information relating to hypothetical investment and expense information:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

      The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Funds assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested and that Class B shares and Class G shares converts to Class A shares and Class T shares, respectively, after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any fee waiver or expense reimbursement. Your actual costs may be higher or lower.

CLASS A

                                     ANNUAL EXPENSE RATIO
                                             1.95%

            CUMULATIVE RETURN        HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
             BEFORE FEES AND            BALANCE BEFORE         CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
YEAR            EXPENSES               FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
1                 5.00%                    $ 9,896.25                 3.05%              $ 9,712.46     $  761.59
2                10.25%                    $10,391.06                 6.19%              $10,008.69     $  192.28
3                15.76%                    $10,910.62                 9.43%              $10,313.96     $  198.15
4                21.55%                    $11,456.15                12.77%              $10,628.53     $  204.19
5                27.63%                    $12,028.95                16.21%              $10,952.70     $  210.42
6                34.01%                    $12,630.40                19.75%              $11,286.76     $  216.83
7                40.71%                    $13,261.92                23.41%              $11,631.01     $  223.45
8                47.75%                    $13,925.02                27.17%              $11,985.75     $  230.26
9                55.13%                    $14,621.27                31.05%              $12,351.32     $  237.29
10               62.89%                    $15,352.33                35.05%              $12,728.03     $  244.52

TOTAL GAIN BEFORE FEES AND EXPENSES        $ 5,927.33
TOTAL GAIN AFTER FEES AND EXPENSES                                                       $ 3,303.03
TOTAL ANNUAL FEES AND EXPENSES                                                                          $2,718.98

CLASS B

                                     ANNUAL EXPENSE RATIO
                                             2.60%

            CUMULATIVE RETURN        HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
             BEFORE FEES AND            BALANCE BEFORE         CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
YEAR            EXPENSES               FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
1                  5.00%                   $10,500.00                 2.40%              $10,240.00     $  263.12
2                 10.25%                   $11,025.00                 4.86%              $10,485.76     $  269.43
3                 15.76%                   $11,576.25                 7.37%              $10,737.42     $  275.90
4                 21.55%                   $12,155.06                 9.95%              $10,995.12     $  282.52
5                 27.63%                   $12,762.82                12.59%              $11,259.00     $  289.30
6                 34.01%                   $13,400.96                15.29%              $11,529.22     $  296.25
7                 40.71%                   $14,071.00                18.06%              $11,805.92     $  303.36
8                 47.75%                   $14,774.55                20.89%              $12,089.26     $  310.64
9                 55.13%                   $15,513.28                24.58%              $12,457.98     $  239.34
10                62.89%                   $16,288.95                28.38%              $12,837.95     $  246.64

TOTAL GAIN BEFORE FEES AND EXPENSES        $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                       $ 2,837.95
TOTAL ANNUAL FEES AND EXPENSES                                                                          $2,776.50

CLASS C

                                     ANNUAL EXPENSE RATIO
                                             2.60%

            CUMULATIVE RETURN        HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
             BEFORE FEES AND            BALANCE BEFORE         CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
YEAR            EXPENSES               FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
1                  5.00%                   $10,500.00                 2.40%              $10,240.00     $  263.12
2                 10.25%                   $11,025.00                 4.86%              $10,485.76     $  269.43
3                 15.76%                   $11,576.25                 7.37%              $10,737.42     $  275.90
4                 21.55%                   $12,155.06                 9.95%              $10,995.12     $  282.52
5                 27.63%                   $12,762.82                12.59%              $11,259.00     $  289.30
6                 34.01%                   $13,400.96                15.29%              $11,529.22     $  296.25
7                 40.71%                   $14,071.00                18.06%              $11,805.92     $  303.36
8                 47.75%                   $14,774.55                20.89%              $12,089.26     $  310.64
9                 55.13%                   $15,513.28                23.79%              $12,379.40     $  318.09
10                62.89%                   $16,288.95                26.77%              $12,676.51     $  325.73

TOTAL GAIN BEFORE FEES AND EXPENSES        $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                       $ 2,676.51
TOTAL ANNUAL FEES AND EXPENSES                                                                          $2,934.34

CLASS Z

                                     ANNUAL EXPENSE RATIO
                                             1.60%

            CUMULATIVE RETURN        HYPOTHETICAL YEAR-END                           HYPOTHETICAL YEAR   ANNUAL
             BEFORE FEES AND            BALANCE BEFORE         CUMULATIVE RETURN     END BALANCE AFTER  FEES AND
YEAR            EXPENSES               FEES AND EXPENSES    AFTER FEES AND EXPENSES  FEES AND EXPENSES  EXPENSES
1                  5.00%                   $10,500.00                 3.40%              $10,340.00     $  162.72
2                 10.25%                   $11,025.00                 6.92%              $10,691.56     $  168.25
3                 15.76%                   $11,576.25                10.55%              $11,055.07     $  173.97
4                 21.55%                   $12,155.06                14.31%              $11,430.95     $  179.89
5                 27.63%                   $12,762.82                18.20%              $11,819.60     $  186.00
6                 34.01%                   $13,400.96                22.21%              $12,221.46     $  192.33
7                 40.71%                   $14,071.00                26.37%              $12,636.99     $  198.87
8                 47.75%                   $14,774.55                30.67%              $13,066.65     $  205.63
9                 55.13%                   $15,513.28                35.11%              $13,510.92     $  212.62
10                62.89%                   $16,288.95                39.70%              $13,970.29     $  219.85

TOTAL GAIN BEFORE FEES AND EXPENSES        $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                       $ 3,970.29
TOTAL ANNUAL FEES AND EXPENSES                                                                          $1,900.13

      11. Columbia Funds Distributor, Inc. (the Fund's distributor) and Columbia Funds Services, Inc. (the Fund's transfer agent) will change their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.

      Sections 12 through 19 of this supplement apply only to Classes A, B, and C of the Fund.

      12. The footnotes to the table entitled "Shareholder Fees" are revised to provide that the contingent deferred sales charge ("CDSC") applicable to Class A shares applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.

      13. The section entitled "Investment Minimums" is revised in its entirety as follows:

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Please see the Statement of Additional Information for more details on investment minimums.

      14. The call-out box entitled "Choosing a Share Class" is revised in its entirety as follows:

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B AND C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

      15. The table entitled "Class A Sales Charges" is replaced in its entirety as follows:

      For Fixed Income Funds (other than Columbia Money Market Fund and Columbia Municipal Money Market Fund):

CLASS A SALES CHARGES

                                     AS A % OF THE                        % OF OFFERING PRICE
                                        PUBLIC         AS A % OF YOUR    RETAINED BY FINANCIAL
AMOUNT PURCHASED                     OFFERING PRICE      INVESTMENT             ADVISOR
Less than $50,000                         4.75              4.99                  4.25
$50,000 to less than $100,000             4.50              4.71                  4.00
$100,000 to less than $250,000            3.50              3.63                  3.00
$250,000 to less than $500,000            2.50              2.56                  2.25
$500,000 to less than $1,000,000          2.00              2.04                  1.75
$1,000,000 or more                        0.00              0.00                  0.00

      For Short-Intermediate Fixed Income Funds:

CLASS A SALES CHARGES

                                     AS A % OF THE                        % OF OFFERING PRICE
                                         PUBLIC        AS A % OF YOUR    RETAINED BY FINANCIAL
AMOUNT PURCHASED                     OFFERING PRICE      INVESTMENT             ADVISOR
Less than $100,000                        3.25              3.36                  3.00
$100,000 to less than $250,000            2.50              2.56                  2.25
$250,000 to less than $500,000            2.00              2.04                  1.75
$500,000 to less than $1,000,000          1.50              1.52                  1.25
$1,000,000 or more                        0.00              0.00                  0.00

      For Short-Term Fixed Income Funds:

CLASS A SALES CHARGES

                                     AS A % OF THE                         % OF OFFERING PRICE
                                         PUBLIC         AS A % OF YOUR    RETAINED BY FINANCIAL
AMOUNT PURCHASED                     OFFERING PRICE       INVESTMENT             ADVISOR
Less than $100,000                        1.00               1.01                  0.75
$100,000 to less than $250,000            0.75               0.76                  0.50
$250,000 to less than $1,000,000          0.50               0.50                  0.40
$1,000,000 or more                        0.00               0.00                  0.00

      15. The paragraph immediately following the table entitled "Class A Sales Charges" is revised in its entirety as follows:

Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

      16. For all Funds (other than Columbia Large Company Index Fund, Columbia Small Company Index Fund and Columbia U.S. Treasury Index Fund), the table entitled "Purchases Over $1 Million" for Class A shares is replaced in its entirety as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                   COMMISSION %
Less than $3 million                                  1.00
$3 million to less than $50 million                   0.50
$50 million or more                                   0.25

For certain group retirement plans, financial advisors will receive a 1% commission from the distributor on all purchases less than $3 million.

      17. The section entitled "Reduced Sales Charges for Larger Investments" is revised in its entirety as follows:

      A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

      B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

      -     Individual accounts

      -     Joint accounts

      -     Certain IRA accounts

      -     Certain trusts

      -     UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

      C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

      D. How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, though fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

      18. All disclosure related to Class B Sales Charges under the section entitled "Sales Charges" is revised in its entirety as follows:

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

      For all Funds (other than the Short-Intermediate Fixed Income Funds):

Purchases of less than $50,000

CLASS B SALES CHARGES

                                                   % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                      SHARES ARE SOLD
Through first year                                      5.00
Through second year                                     4.00
Through third year                                      3.00
Through fourth year                                     3.00
Through fifth year                                      2.00
Through sixth year                                      1.00
Longer than six years                                   0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

      For Short-Intermediate Fixed Income Funds:

Purchases of less than $50,000

CLASS B SALES CHARGES

                                                        % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                           SHARES ARE SOLD
Through first year                                            3.00
Through second year                                           3.00
Through third year                                            2.00
Through fourth year                                           1.00
Through fifth year                                            0.00
Through sixth year                                            0.00
Longer than six years                                         0.00

Commission to financial advisors is 2.75%.

Automatic conversion to Class A shares occurs eight years after purchase.

      19. The instructions with respect to redemptions by systematic withdrawal plan in the table under the section "How to Sell Shares" are revised in their entirety as follows:

You may automatically sell a specified dollar amount or percentage of your account on a monthly, quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance requirement has been waived for wrap accounts. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

      Section Z of this supplement applies only to Class Z of the Fund.

      20. The section entitled "Eligible Investors" in the Fund's Class Z Prospectus is revised in its entirety as follows:

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.

IMPORTANT THINGS TO CONSIDER WHEN DECIDING ON A CLASS OF SHARES:

Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.

Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by an intermediary. Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.

Eligible Investors and their applicable investment minimums are as follows:

No minimum initial investment

- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

- Any group retirement plan, including defined benefit and defined contribution plans such as: 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of a Fund's transfer agent;

- Any investor purchasing through a Columbia Management Group state tuition plan organized under Section 529 of the Internal Revenue Code; or

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

$1,000 minimum initial investment

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (CMD) (i) who holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by CMD;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by CMD;

- Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;

- Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $1,000 minimum investment requirement);

- Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; or

- Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.

The Funds reserve the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Funds also reserve the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

[Control #]                                                           [Date]

COLUMBIA YOUNG INVESTOR(SM) FUND         Prospectus, February 1, 2005

CLASS A, B AND C SHARES

Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   4
Your Expenses........................................   6

YOUR ACCOUNT                                            8
---------------------------------------------------------
How to Buy Shares....................................   8
Sales Charges........................................   9
How to Exchange Shares...............................  14
How to Sell Shares...................................  14
Fund Policy on Trading of Fund Shares................  15
Distribution and Service Fees........................  16
Other Information About Your Account.................  17
Educational Materials................................  19

MANAGING THE FUND                                      20
---------------------------------------------------------
Investment Advisor...................................  20
Portfolio Managers...................................  20

OTHER INVESTMENT
STRATEGIES AND RISKS                                   21
---------------------------------------------------------

FINANCIAL HIGHLIGHTS                                   22
---------------------------------------------------------

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests primarily in common stocks believed to have long-term growth potential. Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of companies that the Fund's investment advisor believes affect the lives of children or teenagers. The Fund's investments are diversified among industries and market sectors. The Fund seeks to invest in companies that produce products or provide services that the advisor believes children or teenagers use, are aware of, or have an interest in. These companies may include, but are not limited to, computer hardware or software manufacturers, Internet service providers and companies in the apparel, entertainment, retail, financial services and personal care products industries. The Fund may invest in companies of any size, including smaller emerging companies. The Fund may invest up to 25% of its total assets in foreign stocks.

To select investments for the Fund, the advisor looks for companies that are market leaders with growing market share in their respective industries, have strong financial balance sheets and experienced management teams, have products and services that give the company a competitive advantage, and have stock prices which the advisor believes are reasonable relative to the assets and earning power of the company.

The Fund also has an educational objective. It seeks to teach children and teenagers about mutual funds, basic economic principles and personal finance through a variety of educational materials (such as newsletters and activity books). The materials are paid for by the Fund and distributed to shareholders on a regular basis.

The advisor may sell a portfolio holding if the security reaches the advisor's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The advisor may also sell a portfolio holding to fund redemptions.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset

----
 2

THE FUND

classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Sector risk is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Small or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                            ----

THE FUND

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for its Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

              The Fund's returns are compared to the Russell 3000 Index, an unmanaged index that tracks the performance of the 3000 largest U.S. companies based on total market capitalization. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
             -------------------------------------------------------------------

----
 4

THE FUND

CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)


                                  (BAR CHART)

                       39.79%     35.10%     26.28%     17.65%     31.69%                                      27.30%
                                                                                                                           8.41%
                                                                              -10.05%    -21.99%    -24.55%
                        1995       1996       1997       1998       1999       2000       2001       2002       2003       2004



                                                          For the periods shown in bar chart:
                                                          Best quarter: 4th quarter 1999, +28.42%
                                                          Worst quarter: 3rd quarter 2001, -24.60%

 (1) The calendar year total returns shown for Class A shares include the returns of the Fund's Class Z (the oldest existing Fund class) shares for periods prior to July 29, 2002, the date on which Class A shares were initially offered by the Fund. Class A shares generally would have had substantially similar returns because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class A shares exceed expenses paid by Class Z shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004(1)



                                                              INCEPTION
                                                                DATE            1 YEAR          5 YEARS         10 YEARS
Class A (%)                                                    7/29/02
  Return Before Taxes                                                             2.15           -7.19            9.79
  Return After Taxes on Distributions                                             2.08           -7.76            9.05
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                                          1.49           -6.09            8.41
------------------------------------------------------------------------------------------------------------------------
Class B (%)                                                    7/29/02
  Return Before Taxes                                                             2.74           -6.72           10.26
  Return After Taxes on Distributions                                             2.74           -7.29            9.53
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                                          1.78           -5.71            8.85
------------------------------------------------------------------------------------------------------------------------
Class C (%)                                                    7/29/02
  Return Before Taxes                                                             6.73           -6.38           10.27
  Return After Taxes on Distributions                                             6.73           -6.94            9.53
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                                          4.38           -5.43            8.85
------------------------------------------------------------------------------------------------------------------------
Russell 3000 Index (%)                                           N/A             11.95           -1.16           12.01



 (1) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing Fund class) for periods prior to their inception (adjusted to reflect the sales charges applicable to Class A, Class B and Class C, respectively). These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower.


                                                                            ----

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class B shares convert to Class A shares after eight years
             -------------------------------------------------------------------

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                CLASS A         CLASS B         CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                          5.75            0.00            0.00
-------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                                1.00(2)         5.00            1.00
-------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)              (3)             (3)             (3)

 (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

 (3) There is a $7.50 charge for wiring sale proceeds to your bank.

----
 6

THE FUND

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                                CLASS A         CLASS B         CLASS C
Management fee(1) (%)                                            0.76            0.76            0.76
-------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                        0.35(4)         1.00            1.00
-------------------------------------------------------------------------------------------------------
Other expenses (%)(2)(3)(4)                                      0.84            0.84            0.84
-------------------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)(4)                      1.95            2.60            2.60


 (1) The Fund pays a management fee of 0.58% and an administration fee of 0.18%.


 (2) The Fund's advisor has voluntarily agreed to reimburse the Fund for certain expenses so that the transfer agency fees for each of Class A, B and C will not exceed 0.10%. If this reimbursement were reflected in the table, other expenses for each share class would be 0.27% and total fund annual fund operating expenses for Class A, B and C shares would be 1.33%, 2.03% and 2.03%, respectively (taking into account the reimbursement discussed in footnote (4) below). This arrangement may be modified or terminated by the advisor at any time.


 (3) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.


 (4) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class A shares so that it does not exceed 0.30%. If this waiver were reflected in the table, the 12b-1 fee for Class A shares would be 0.30% and total annual fund operating expenses for Class A, B and C shares would be 1.33%, 2.03% and 2.03%, respectively (taking into account the fee waiver discussed in footnote (2) above). This arrangement may be modified or terminated by the distributor at any time.


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


CLASS                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
Class A                                                           $762          $1,152          $1,567           $2,719
------------------------------------------------------------------------------------------------------------------------
Class B:  did not sell your shares                                $263          $  808          $1,380           $2,776
          sold all your shares at
          the end of the period                                   $763          $1,108          $1,580           $2,776
------------------------------------------------------------------------------------------------------------------------
Class C:  did not sell your shares                                $263          $  808          $1,380           $2,934
          sold all your shares at
          the end of the period                                   $363          $  808          $1,380           $2,934


                                                                            ----

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.


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INVESTMENT MINIMUMS

                   INITIAL MINIMUMS:
                   Initial Investment..........................................  $1,000
                   Automatic Investment Plan...................................  $   50
                   Retirement Plan.............................................  $   25

              The Fund reserves the right to change these investment
              minimums. The Fund also reserves the right to refuse a
              purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
             -------------------------------------------------------------------

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                       time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to the transfer agent, Columbia
                       Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class (and, in some cases, certain other classes) of the Fund at no additional cost. There may be an additional sales charge if exchanging from a money market
                       fund. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       Exchanges will continue so long as your fund balance is
                       sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                       $100 minimum) by calling 1-800-345-6611. There may be an
                       additional sales charge if exchanging from a money market
                       fund. Be sure to complete the appropriate section of the
                       account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares (and, in some
                       cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if
                       exchanging from a money market fund. To invest your
                       dividends in the Fund, call 1-800-345-6611.

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 8

YOUR ACCOUNT

SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.

             -------------------------------------------------------------------

              CHOOSING A SHARE CLASS

              The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

              The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a
              separate prospectus provided to eligible institutional and other investors.
             -------------------------------------------------------------------

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the tables below.

CLASS A SALES CHARGES

                                                                                                      % OF OFFERING
                                                                AS A % OF                                 PRICE
                                                                THE PUBLIC           AS A %            RETAINED BY
                                                                 OFFERING           OF YOUR             FINANCIAL
AMOUNT PURCHASED                                                  PRICE            INVESTMENT            ADVISOR
Less than $50,000                                                  5.75               6.10                5.00
-------------------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                                      4.50               4.71                3.75
-------------------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                                     3.50               3.63                2.75
-------------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                                     2.50               2.56                2.00
-------------------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                                   2.00               2.04                1.75
-------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                 0.00               0.00                0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

                                                                            ----

YOUR ACCOUNT

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                                     COMMISSION %
Less than $3 million                                                     1.00
---------------------------------------------------------------------------------
$3 million to less than $5 million                                       0.80
---------------------------------------------------------------------------------
$5 million to less than $25 million                                      0.50
---------------------------------------------------------------------------------
$25 million or more                                                      0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

             -------------------------------------------------------------------

              UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

              Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your
              shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
              time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
              longest.
             -------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS

  A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost

----
 10

YOUR ACCOUNT

(i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.

  B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

- Individual accounts

- Joint accounts

- Certain IRA accounts

- Certain trusts

- UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.

  C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depends on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.

  D. How can I obtain more information about breakpoint discounts?

Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

                                                                            ----

YOUR ACCOUNT

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   5.00
-------------------------------------------------------------------------------
Through second year                                                  4.00
-------------------------------------------------------------------------------
Through third year                                                   3.00
-------------------------------------------------------------------------------
Through fourth year                                                  3.00
-------------------------------------------------------------------------------
Through fifth year                                                   2.00
-------------------------------------------------------------------------------
Through sixth year                                                   1.00
-------------------------------------------------------------------------------
Longer than six years                                                0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the period during which a CDSC would apply when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation (as described above) apply, so that if the combined value of the eligible Fund accounts in all classes maintained by you and each member of your immediate family (as defined above), together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to a lower CDSC and the applicable reduced holding period, provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. This Class B share discount program for larger purchases (as further described in the charts below) is not applicable to Class B shares received by former Galaxy Fund Prime B shareholders in connection with the reorganization of the former Galaxy Fund.

----
 12

YOUR ACCOUNT

PURCHASES OF $250,000 TO LESS THAN $500,000:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
-------------------------------------------------------------------------------
Through second year                                                  2.00
-------------------------------------------------------------------------------
Through third year                                                   1.00
-------------------------------------------------------------------------------
Longer than three years                                              0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
-------------------------------------------------------------------------------
Through second year                                                  2.00
-------------------------------------------------------------------------------
Through third year                                                   1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or to a financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

                                                                            ----

YOUR ACCOUNT

CLASS C SALES CHARGES

                                                                     % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                        SHARES ARE SOLD
Through first year                                                        1.00
------------------------------------------------------------------------------------
Longer than one year                                                      0.00

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call

1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

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 14

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (and in some cases, certain other classes) of another fund
                       distributed by Columbia Funds Distributor, Inc. at no
                       additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                       address below. In your letter of instruction, note the
                       Fund's name, share class, account number, and the dollar
                       value or number of shares you wish to sell. All account
                       owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the
                       Medallion Signature Guarantee Program for amounts over
                       $100,000 or for alternate payee or mailing instructions.
                       Additional documentation is required for sales by
                       corporations, agents, fiduciaries, surviving joint owners
                       and individual retirement account owners. For details, call
                       1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell shares of the Fund and request that the
                       proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the
                       appropriate section of the account application for this
                       feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                       available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                       Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.


The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


                                                                            ----

YOUR ACCOUNT

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.


Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.


The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
RULE 12b-1 PLAN The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, B and C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The distributor has voluntarily agreed to waive a portion of the Class A share distribution fee so that it does not exceed 0.05% annually. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedules applicable to Class B shares.

----
 16

YOUR ACCOUNT

ADDITIONAL INTERMEDIARY COMPENSATION In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts; (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However,

                                                                            ----

YOUR ACCOUNT

where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund distributes any dividends and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

----
 18

YOUR ACCOUNT

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
  transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

EDUCATIONAL MATERIALS
--------------------------------------------------------------------------------
The Fund provides educational materials such as a newsletter and an activity book to all Fund shareholders. The materials are designed to teach children and teenagers basic investing principles. The Fund also sends investors an owner's manual. The educational materials and the owner's manual are paid for by the Fund.

                                                                            ----

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.58% of average daily net assets of the Fund.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
PAUL BLAUSTEIN, senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since October, 2003. Mr. Blaustein has been associated with Columbia Management since October, 2003. Prior to joining Columbia Management in October, 2003, Mr. Blaustein was the portfolio manager of the Atlantic Whitehall Growth Fund, and with Atlantic Whitehall Funds Trust since 1997.

GREGORY M. MILLER, senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since June, 2003. Mr. Miller has been associated with Columbia Management or its predecessors since 1985.

MICHAEL WELHOELTER, senior vice president of Columbia Management, is a co-manager of the Fund and has co-managed the Fund since June, 2003. Mr. Welhoelter has been associated with Columbia Management or its predecessors since 2001. Prior to joining Columbia Management, he was a portfolio manager with Credit Suisse Asset Management for the Long/Short Market Neutral product and the Large Cap Core product in the Structured Products Group. Prior to joining Credit Suisse Asset Management, he was a portfolio manager and quantitative research analyst at Chancellor/LGT Asset Management.

----
 20

OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and their associated risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goal. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------
There are no limits on turnover. Turnover may vary significantly from year to year. The advisor does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. The Fund will also sell securities without regard to turnover if it believes that developments within specific issuers, sectors or the market as a whole so warrant. Portfolio turnover typically results in transaction costs and produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's total return.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

                                                                            ----

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal years since inception, which run from October 1 to September 30, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements, which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

THE FUND


                                                              YEAR ENDED            YEAR ENDED           PERIOD ENDED
                                                             SEPTEMBER 30,         SEPTEMBER 30,         SEPTEMBER 30,
                                                                 2004                  2003                 2002(A)
                                                              Class A               Class A               Class A
                                                                ------                ------                ------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                          10.47                  8.52                  8.94
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (loss)(b)                                 0.03                 (0.03)                (0.01)
  Net realized and unrealized gain (loss) on
  investments                                                     1.18                  1.98                 (0.41)
----------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                  1.21                  1.95                 (0.42)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                11.68                 10.47                  8.52
----------------------------------------------------------------------------------------------------------------------
Total return (%)(c)(d)                                           11.56                 22.89                 (4.70)(e)
----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses(f)                                                     1.33                  1.54                  1.67(g)
  Net investment income (loss)(f)                                 0.26                 (0.35)                (0.49)(g)
  Waiver/reimbursement                                            1.10                  0.56                  0.80(g)
Portfolio turnover rate (%)                                         58                   128                    32
Net assets, end of period (000's) ($)                           94,386                94,617                82,564


 (a) Class A shares were initially offered on July 29, 2002. Per share data and total return reflect activity from that date.

 (b) Per share data was calculated using average shares outstanding during the period.

 (c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.


 (d) Had the investment advisor and/or distributor not waived or reimbursed a portion of expenses, total return would have been reduced.


 (e) Not annualized.

 (f) The  benefits  derived   from  custody  credits   and  directed   brokerage
     arrangements, if applicable, had an impact of less than 0.01%.

 (g) Annualized.

----
 22

FINANCIAL HIGHLIGHTS

THE FUND


                                                                 YEAR ENDED            YEAR ENDED         PERIOD ENDED
                                                                SEPTEMBER 30,         SEPTEMBER 30,       SEPTEMBER 30,
                                                                    2004                  2003               2002(A)
                                                                  Class B               Class B            Class B
                                                                    -------               -------              -----
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                               10.39                  8.51               8.94
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(b)                                              (0.05)                (0.10)             (0.02)
  Net realized and unrealized gain (loss) on
  investments                                                          1.16                  1.98              (0.41)
-----------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                       1.11                  1.88              (0.43)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                     11.50                 10.39               8.51
-----------------------------------------------------------------------------------------------------------------------
Total return (%)(c)(d)                                                10.68                 22.09              (4.81)(e)
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses(f)                                                          2.03                  2.24               2.37(g)
  Net investment loss(f)                                              (0.45)                (1.05)             (1.19)(g)
  Waiver/reimbursement                                                 0.46                  0.51               0.75(g)
Portfolio turnover rate (%)                                              58                   128                 32
Net assets, end of period (000's) ($)                                 6,082                 6,872              6,505


 (a) Class B shares were initially offered on July 29, 2002. Per share data and total return reflect activity from that date.

 (b) Per share data was calculated using average shares outstanding during the period.

 (c) Total return at net asset value assuming no contingent deferred sales charge.


 (d) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.


 (e) Not annualized.

 (f) The   benefits  derived   from  custody  credits   and  directed  brokerage
     arrangements, if applicable, had an impact of less than 0.01%.

 (g) Annualized.

                                                                            ----

FINANCIAL HIGHLIGHTS

THE FUND


                                                                 YEAR ENDED            YEAR ENDED         PERIOD ENDED
                                                                SEPTEMBER 30,         SEPTEMBER 30,       SEPTEMBER 30,
                                                                    2004                  2003               2002(A)
                                                                 Class C               Class C             Class C
                                                                   ------                ------              ------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                             10.39                  8.51                8.94
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(b)                                            (0.05)                (0.10)              (0.02)
  Net realized and unrealized gain (loss) on
  investments                                                        1.17                  1.98               (0.41)
-----------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                     1.12                  1.88               (0.43)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                   11.51                 10.39                8.51
-----------------------------------------------------------------------------------------------------------------------
Total return (%)(c)(d)                                              10.78                 22.09               (4.81)(e)
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses(f)                                                        2.03                  2.24                2.37(g)
  Net investment loss(f)                                            (0.43)                (1.05)              (1.19)(g)
  Waiver/reimbursement                                               0.71                  0.50                0.75(g)
Portfolio turnover rate (%)                                            58                   128                  32
Net assets, end of period (000's) ($)                                 798                   660                 488


 (a) Class C shares were initially offered on July 29, 2002. Per share data and total return reflect activity from that date.

 (b) Per share data was calculated using average shares outstanding during the period.

 (c) Total return at net asset value assuming no contingent deferred sales charge.


 (d) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.


 (e) Not annualized.

 (f) The  benefits  derived   from  custody  credits   and  directed   brokerage
     arrangements, if applicable, had an impact of less than 0.01%.

 (g) Annualized.

----
 24

NOTES

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----
 26

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Funds Trust XI: 811-4978

- Columbia Young Investor Fund

--------------------------------------------------------------------------------

         (ColumbiaFunds Logo)
         A Member of Columbia Management Group

         (C)2004 Columbia Funds Distributor, Inc.
         One Financial Center, Boston, MA 02111-2621

         800.426.3750  www.columbiafunds.com                    756-01/043U-1204

COLUMBIA YOUNG INVESTOR(SM) FUND                    Prospectus, February 1,
2005

CLASS Z SHARES

Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   3
Your Expenses........................................   5
YOUR ACCOUNT                                            7
---------------------------------------------------------
How to Buy Shares....................................   7
Eligible Investors...................................   8
Sales Charges........................................   9
How to Exchange Shares...............................   9
How to Sell Shares...................................   9
Fund Policy on Trading of Fund Shares................  10
Intermediary Compensation............................  11
Other Information About Your Account.................  12
Educational Materials................................  14

MANAGING THE FUND                                      15
---------------------------------------------------------
Investment Advisor...................................  15
Portfolio Managers...................................  15

OTHER INVESTMENT
STRATEGIES AND RISKS                                   16
---------------------------------------------------------

FINANCIAL HIGHLIGHTS                                   17
---------------------------------------------------------

Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests primarily in common stocks believed to have long-term growth potential. Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of companies that the Fund's investment advisor believes affect the lives of children or teenagers. The Fund's investments are diversified among industries and market sectors. The Fund seeks to invest in companies that produce products or provide services that the advisor believes children or teenagers use, are aware of, or have an interest in. These companies may include, but are not limited to, computer hardware or software manufacturers, Internet service providers and companies in the apparel, entertainment, retail, financial services and personal care products industries. The Fund may invest in companies of any size, including smaller emerging companies. The Fund may invest up to 25% of its total assets in foreign stocks.

To select investments for the Fund, the advisor looks for companies that are market leaders with growing market share in their respective industries, have strong financial balance sheets and experienced management teams, have products and services that give the company a competitive advantage, and have stock prices which the advisor believes are reasonable relative to the assets and earning power of the company.

The Fund also has an educational objective. It seeks to teach children and teenagers about mutual funds, basic economic principles and personal finance through a variety of educational materials (such as newsletters and activity books). The materials are paid for by the Fund and distributed to shareholders on a regular basis.

The advisor may sell a portfolio holding if the security reaches the advisor's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The advisor may also sell a portfolio holding to fund redemptions.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and

----
 2

THE FUND

developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Sector risk is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Small- or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

                                                                            ----

THE FUND

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

              The Fund's returns are compared to the Russell 3000 Index, an unmanaged index that tracks the performance of the 3000 largest U.S. companies based on total market capitalization. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS Z)


                                  (BAR CHART)

                       39.79%     35.10%     26.28%     17.65%     31.69%                                      27.36%
                                                                                                                           8.35%
                                                                              -10.05%    -21.99%    -24.58%
                        1995       1996       1997       1998       1999       2000       2001       2002       2003       2004



                                                 For the periods shown in bar chart:
                                                 Best quarter: 4th quarter 1999, +28.42%
                                                 Worst quarter: 3rd quarter 2001, -24.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

----
 4

THE FUND

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004


                                                              INCEPTION
                                                                DATE            1 YEAR          5 YEARS         10 YEARS
Class Z (%)                                                    4/29/94
  Return Before Taxes                                                             8.35           -6.09           10.44
  Return After Taxes on Distributions                                             8.27           -6.67            9.69
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                                          5.53           -5.20            9.00
------------------------------------------------------------------------------------------------------------------------
Russell 3000 Index %                                             N/A             11.95           -1.16           12.01


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------

              UNDERSTANDING EXPENSES

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions
             -------------------------------------------------------------------

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         0.00
--------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               0.00
--------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             (2)

 (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (2) There is a $7.50 charge for wiring sale proceeds to your bank.

                                                                            ----

THE FUND

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


Management fee(1) (%)                                           0.76
--------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                       0.00
--------------------------------------------------------------------
Other expenses(2)(3) (%)                                        0.84
--------------------------------------------------------------------
  Total annual fund operating expenses(2) (%)                   1.60



 (1) The Fund pays a management fee of 0.58% and an administration fee of 0.18%.



 (2) The Fund's advisor has voluntarily agreed to reimburse the Fund for certain expenses so that the transfer agency fees for Class Z shares will not exceed 0.10%. If this reimbursement were reflected in the table, other expenses for Class Z shares would be 0.27% and total annual fund operating expenses for Class Z shares would be 1.03%. This arrangement may be modified or terminated by the advisor at any time.


 (3) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $163     $505      $871      $1,900


----
 6

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------

When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with Columbia Funds Services, Inc. or your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                       time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to Columbia Funds Services, Inc.,
                       P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund and mailed to
                       Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class of the Fund at no additional cost.
                       To exchange by telephone, call 1-800-422-3737. Please see
                       "How to Exchange Shares" for more information.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       Exchanges will continue so long as your fund balance is
                       sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                       $100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.

                                                                            ----

YOUR ACCOUNT

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by Columbia Funds Distributor, Inc.;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Funds Distributor, Inc.; and

- Any employee (or family member of an employee) of the former FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment

- Clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and

- Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

- Any client of Fleet National Bank or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet National Bank or the subsidiary);

- A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from Columbia Funds Distributor, Inc. or through a third-party broker-dealer;

- Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $50 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

----
 8

YOUR ACCOUNT

SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

             -------------------------------------------------------------------
CHOOSING A SHARE CLASS

              The Fund offers one class of shares in this prospectus --
              CLASS Z.

              The Fund also offers three additional classes of shares --
              Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
             -------------------------------------------------------------------

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                            ----

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into Class Z shares or Class A
                       shares (only if Class Z is not offered) of another fund
                       distributed by Columbia Funds Distributor, Inc. at no
                       additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a
                       member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature
                       Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries,
                       surviving joint owners and individual retirement account
                       owners. For details, call 1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081
-----------------------------------------------------------------------------------
By wire                You may sell shares of the Fund and request that the
                       proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.


The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


----
 10

YOUR ACCOUNT

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.


Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.


The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

INTERMEDIARY COMPENSATION
--------------------------------------------------------------------------------
The distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

                                                                            ----

YOUR ACCOUNT

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

----
 12

YOUR ACCOUNT

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund distributes any dividends and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution

                                                                            ----

YOUR ACCOUNT

which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

EDUCATIONAL MATERIALS
--------------------------------------------------------------------------------
The Fund provides educational materials such as a newsletter and an activity book to all Fund shareholders. The materials are designed to teach children and teenagers basic investing principles. The Fund also sends investors an owner's manual. The educational materials and the owner's manual are paid for by the Fund.

----
 14

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.58% of average daily net assets of the Fund.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
PAUL BLAUSTEIN, senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since October, 2003. Mr. Blaustein has been associated with Columbia Management since October, 2003. Prior to joining Columbia Management in October, 2003, Mr. Blaustein was the portfolio manager of the Atlantic Whitehall Growth Fund, and with Atlantic Whitehall Funds Trust since 1997.

GREGORY M. MILLER, senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since June, 2003. Mr. Miller has been associated with Columbia Management or its predecessors since 1985.

MICHAEL WELHOELTER, senior vice president of Columbia Management, is a co-manager of the Fund and has co-managed the Fund since June, 2003. Mr. Welhoelter has been associated with Columbia Management or its predecessors since 2001. Prior to joining Columbia Management, he was a portfolio manager with Credit Suisse Asset Management for the Long/Short Market Neutral product and the Large Cap Core product in the Structured Products Group. Prior to joining Credit Suisse Asset Management, he was a portfolio manager and quantitative research analyst at Chancellor/LGT Asset Management.

                                                                            ----

OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and their associated risks are described under "The Fund -- Principal Investment Strategies" and "The
Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goal. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------
There are no limits on turnover. Turnover may vary significantly from year to year. The advisor does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. The Fund will also sell securities without regard to turnover if it believes that developments within specific issuers, sectors or the market as a whole so warrant. Portfolio turnover typically results in transaction costs and produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's total return.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

----
 16

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the last five fiscal years, which run from October 1 to September 30, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements, which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

THE FUND


                                                                           YEAR ENDED SEPTEMBER 30,
                                                 2004           2003(A)          2002(A)(B)          2001(A)           2000(A)
                                               CLASS Z          CLASS Z           CLASS Z            CLASS Z           CLASS Z
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                           9.13             7.42               9.38              17.97             13.71
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (loss)(c)                 0.01            (0.03)             (0.07)(d)          (0.06)(d)         (0.07)(d)
  Net realized and unrealized gain (loss)
  on investments                                  1.02             1.74              (1.89)             (6.52)             4.49
-------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                  1.03             1.71              (1.96)             (6.58)             4.42
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net realized gains                           --               --                 --              (1.56)            (0.16)
  In excess of net realized gains                   --               --                 --              (0.45)               --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to
Shareholders                                        --               --                 --              (2.01)            (0.16)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                10.16             9.13               7.42               9.38             17.97
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)(e)                              11.28            23.05             (20.90)            (40.08)            32.32
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
DATA (%):
  Expenses(f)                                     1.46             1.49               1.58(d)            1.26(d)           1.08(d)
  Net investment income (loss)(f)                 0.13            (0.30)             (0.71)(d)          (0.41)(d)         (0.45)(d)
Portfolio turnover rate (%)                         58              128                 32                 23(g)             72(g)
Net assets, end of period (000's) ($)          678,146          674,590            573,111            746,698         1,215,809


 (a) Per share data has been restated to reflect a 2-for-1 share split effective July 25, 2003.


 (b) Class S shares were redesignated Class Z shares on July 29, 2002.


 (c) Per share data was calculated using average shares outstanding during the period.


 (d) Per share data and ratios reflect income and expenses inclusive of the Fund's proportionate share of the income and expenses of the SR&F Growth Investor Portfolio prior to the termination of the master/feeder fund structure on July 26, 2002.


 (e) Total return at net asset value assuming all distributions reinvested.

 (f) The   benefits  derived   from  custody  credits   and  directed  brokerage
     arrangements, if applicable, had an impact of less than 0.01%.


 (g) Portfolio turnover disclosed is for the SR&F Growth Investor Portfolio.


                                                                            ----

NOTES

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 18

NOTES

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FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Funds Trust XI: 811-4978

- Columbia Young Investor Fund

--------------------------------------------------------------------------------

         (ColumbiaFunds Logo)
         A Member of Columbia Management Group


         (C)2005 Columbia Funds Distributor, Inc.

         One Financial Center, Boston, MA 02111-2621

         800.426.3750  www.columbiafunds.com                    756-01/044U-1204

                           COLUMBIA GROWTH STOCK FUND
                          COLUMBIA YOUNG INVESTOR FUND
                     SERIES OF COLUMBIA FUNDS SERIES TRUST I
                       STATEMENT OF ADDITIONAL INFORMATION
                             ________________, 2005

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of Columbia Growth Stock Fund and Columbia Young Investor Fund (each a "Fund" and collectively, the "Funds"). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the relevant Fund dated _________, 2005. This SAI should be read together with the relevant Fund's Prospectus and the most recent Annual Report dated September 30, 2004, and Semiannual Report dated March 31, 2005, for Columbia Growth Stock Fund and Columbia Young Investor Fund, respectively, each a series of Columbia Funds Trust V, the predecessor to the Funds (each a "Predecessor Fund"). Investors may obtain a free copy of the relevant Fund's Prospectus and Annual Report from Columbia Funds Distributor, Inc. (CMD), One Financial Center, Boston, MA 02111-2621. The financial statements and Report of Independent Registered Public Accounting Firm appearing in each Fund's September 30, 2004 Annual Report and the financial statements appearing in the Predecessor Fund's March 31, 2005 Semiannual Report are incorporated into this SAI by reference.

Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by CMD generally and additional information about certain securities and investment techniques described in the Funds' Prospectuses.

TABLE OF CONTENTS

                                                              PAGE
PART 1
Definitions                                                    b
Organization and History                                       b
Investment Goal and Policies                                   b
Fundamental Investment Policies                                c
Other Investment Policies                                      d
Portfolio Turnover                                             e
Fund Charges and Expenses                                      e
Custodian                                                      o
Independent Registered Public Accounting Firm                  o

                                                              PAGE
PART 2
Miscellaneous Investment Practices                             [ ]
Taxes                                                          [ ]
Additional Tax Matters Concerning Trust Shares                 [ ]
Management of the Funds                                        [ ]
Determination of Net Asset Value                               [ ]
How to Buy Shares                                              [ ]
Special Purchase Programs/Investor Services                    [ ]
Programs for Reducing or Eliminating Sale Charges              [ ]
How to Sell Shares                                             [ ]
Distributions                                                  [ ]
How to Exchange Shares                                         [ ]
Suspension of Redemptions                                      [ ]
Shareholder Liability                                          [ ]
Shareholder Meetings                                           [ ]
Appendix I                                                     [ ]
Appendix II                                                    [ ]

SUP-39/88254-0705

                                     PART 1
                           COLUMBIA GROWTH STOCK FUND
                          COLUMBIA YOUNG INVESTOR FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                        __________________________, 2005

DEFINITIONS
      "Growth Stock Fund" or "Fund"      Columbia Growth Stock Fund
      "Young Investor Fund" or "Fund"    Columbia Young Investor Fund
      "Trust"                            Columbia Funds Series Trust I
      "Advisor"                          Columbia Management Advisors, Inc., the
                                         Funds' investment advisor
      "CMD"                              Columbia Management Distributor, Inc.,
                                         the Fund's distributor
      "CMS"                              Columbia Management Services, Inc., the
                                         Fund's shareholder services and
                                         transfer agent

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1987. Each Fund is an open-end diversified management investment company and represents the entire interest in a separate series of the Trust. Each Fund commenced investment
operations as a series of the Trust on    , 2006. Prior to    , 2006 (the "Fund
Reorganization Date"), each Fund was organized as a series of Columbia Funds Trust XI, a Massachusetts business trust (the "Predecessor Fund") that commenced investment operations on February 1, 1995. The information provided for the Fund in this SAI for periods prior to the Fund Reorganization Date relates to the Predecessor Fund. The Trust changed its name from "Liberty-Stein Roe Funds Municipal Trust" to "Columbia Funds Trust IX" effective October 13, 2003. Effective ____________, 2005, the name of the Trust was changed from "Columbia Funds Trust IX" to its current name.

INVESTMENT GOAL AND POLICIES

The Prospectuses describe each Fund's investment goal and investment strategies and risks. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Funds. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Funds:

      Debt Securities (Young Investor Fund only)
      Derivatives
      Structured Notes
      Interest Rate Swaps, Caps and Floors
      Mortgage-Backed Securities
      Floating Rate Instruments (Young Investor Fund only)
      Short Sales
      Interfund Borrowing and Lending
      Forward Commitments ("When Issued" and "Delayed Delivery" Securities) Reverse Repurchase Agreements
      Securities Loans
      Repurchase Agreements
      Line of Credit
      Futures Contracts and Related Options (Limited to interest rate futures, tax-exempt bond index futures, options on such futures and options on such indices)
      Options on Securities
      Foreign Securities
      Rule 144A Securities

Except as indicated below under "Fundamental Investment Policies," the Funds' investment policies are not fundamental and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940 (the "1940 Act") provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a particular Fund, or
(2) 67% or more

                                        b
of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.

As fundamental investment policies, each Fund may not:

1. Underwrite any issue of securities issued by other persons within the meaning of the Securities Act of 1933, as amended (the "1933 Act") except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.

2. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

3. Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

OTHER INVESTMENT POLICIES

Each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. None of the following restrictions shall prevent the Fund from investing all or substantially all of its assets in another investment company having the same investment objective and substantially the same investment policies as the Fund. Each Fund may not:

      (a) invest in any of the following: (i) interests in oil, gas, or other mineral leases or exploration or development programs (except readily marketable securities, including but not limited to master limited partnership interests, that may represent indirect interests in oil, gas, or other mineral exploration or development programs); (ii) puts, calls, straddles, spreads, or any combination thereof (except that it may enter into transactions in options, futures, and options on futures); (iii) shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization; and (iv) limited partnerships in real estate unless they are readily marketable;

      (b) invest in companies for the purpose of exercising control or management;

      (c) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of its total assets (valued at time of purchase) in the case of any one other investment

                                        c
company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;

      (d) invest more than 5% of its net assets (valued at time of purchase) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchange;

      (e) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

      (f) invest more than 25% of its total assets (valued at time of purchase) in securities of foreign issuers (other than securities represented by American Depositary Receipts (ADRs) or securities guaranteed by a U.S. person);

      (g) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

      (h) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;

      (i) invest more than 5% of its total assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933; or

      (j) invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days.

      (Growth Stock Fund ONLY may not): acquire securities of other registered open-end investment companies or registered unit investment trusts in reliance on section 12(d)(1)(F) or (G) of the Investment Company Act of 1940.

PORTFOLIO TURNOVER

Although neither Fund purchases securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Because of each Fund's flexibility of investment and emphasis on growth of capital, it may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. The future turnover rate may vary greatly from year to year. A high rate of portfolio turnover in a Fund, if it should occur, would result in increased transaction expenses, which must be borne by the Fund. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

FUND CHARGES AND EXPENSES

Under the Growth Stock Fund's Management Agreement, the Fund pays the Advisor a monthly fee based on average net assets, determined at the close of each business day during the month, at the annual rate of 0.600% up to $500 million; 0.550% of the next $500 million; 0.500% of the next $1 billion; and 0.450% thereafter. Prior to July 15, 2002, the management fee was paid by the SR&F Growth Stock Portfolio (Portfolio), the master fund into which the Fund invested all of its assets as part of a master fund-feeder fund structure. The Fund pays the Advisor a monthly Administrative Fee based on average daily net assets at the close of each business day during the month at the rate of 0.150% up to $500 million; 0.125% of the next $500 million; 0.100% on the next $500 million, 0.075% on the next $500 million and 0.05% thereafter.

Under the Young Investor Fund's Management Agreement, the Fund pays the Advisor a monthly fee based on average net assets, determined at the close of each business day during the month, at the annual rate of 0.600% up to $500 million, 0.550% of the next $500 million, and 0.500% over $1 billion. Prior to July 29, 2002, the management fee was paid by the SR&F Growth

                                        d

Investor Portfolio (Portfolio), the master fund into which the Fund invested all of its assets as part of a master fund-feeder fund structure. The Fund pays the Advisor a monthly Administrative Fee based on average daily net assets at the close of each business day during the month at the rate of 0.200% up to $500 million, 0.150% of the next $500 million, and 0.125% over $1 billion.

The shareholder servicing and transfer agency fee arrangement between CMS and the Funds has been revised so that each Fund pays the following fees:

      An annual open account fee of $28 per open account, plus the Fund's allocated share of reimbursement for the out-of-pocket expenses of CMS.

Effective November 1, 2004, the advisor has voluntarily agreed to reimburse the Young Investor Fund for certain expenses so that the transfer agency fees for each of Class A, B, C and Z shares will not exceed 0.10%. This arrangement may be modified or terminated by the advisor at any time.

Prior to November 1, 2003, the Funds paid a shareholders' servicing and transfer agency fee to CMS as follows:

Each Fund's agreement was such that the fees for Classes A, B and C were aggregated, and the fees for Class Z were applied individually as follows:

- An account fee for each open account of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

- An account fee for each closed account of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

- A transaction fee of $1.40 per transaction occurring in Fund accounts during any month; plus

- A monthly fee at the rate of 0.06% per annum of the average daily closing value of the total net assets of the Fund for such month; plus

- The Fund's allocated share of CMS' out-of-pocket expenses, including fees payable to DST Systems, Inc. (DST) under a remote services agreement with DST.

The Advisor is responsible for providing accounting and bookkeeping services to the Fund pursuant to an Accounting and Bookkeeping Agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its Accounting and Bookkeeping Agreement with the Trust, the Advisor receives from each Fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:

-     An annual flat fee of $10,000, paid monthly; and

- In any month that a Fund has average net assets of more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

The Fund reimburses the Advisor for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.

RECENT FEES PAID TO THE ADVISOR, CMD AND CMS (dollars in thousands)

                                                                           Growth Stock Fund
                                                                      Years ended September 30,
                                                                      -------------------------
                                                          2005                   2004                   2003
                                                          ----                  ------                 -----
Management fees                                            [ ]                  $4,647                 $4,600
Administrative fees                                        [ ]                   1,124                  1,114
Pricing and bookkeeping fee                                [ ]                     175                    248
Transfer agent fee (Class A)                               [ ]                     361                    383

                                        e

Transfer agent fee (Class B)                               [ ]                   1,487                  1,376
Transfer agent fee (Class C)                               [ ]                     117                    127
Transfer agent fee (Class Z)                               [ ]                     529                  1,038
12b-1 Fees:                                                [ ]
    Service fee (Class A)                                  [ ]                     200                    215
    Service fee (Class B)                                  [ ]                     742                    768
    Service fee (Class C)                                  [ ]                      65                     71
    Distribution fee (Class A)                             [ ]                      80                     86
    Distribution fee (Class B)                             [ ]                   2,225                  2,288
    Distribution fee (Class C)                             [ ]                     194                    212
    Fees waived by the Distributor (Class A)               [ ]                     (40)                   (43)
    Fees and expenses waived or reimbursed by              [ ]                    (193)                  (225)
the Advisor (Class Z)

                                                                         Young Investor Fund
                                                                      Years ended September 30,
                                                                      -------------------------
                                                          2005                   2004                   2003
                                                          ----                 -------                 ------
Management fees                                            [ ]                 $ 4,756                 $4,309
Administrative fees                                        [ ]                   1,479                  1,357
Pricing and bookkeeping fee                                [ ]                     222                    232
Transfer agent fee (Class A)                               [ ]                   1,208                    779
Transfer agent fee (Class B)                               [ ]                      42                     59
Transfer agent fee (Class C)                               [ ]                       7                      5
Transfer agent fee (Class Z)                               [ ]                   4,167                  3,822
12b-1 Fees:                                                [ ]
    Service fee (Class A)                                  [ ]                     250                    226
    Service fee (Class B)                                  [ ]                      17                     17
    Service fee (Class C)                                  [ ]                       2                      1
    Distribution fee (Class A)                             [ ]                     100                     91
    Distribution fee (Class B)                             [ ]                      51                     51
    Distribution fee (Class C)                             [ ]                       6                      4
    Fees waived by the Distributor (Class A)               [ ]                     (50)                   (45)
    Fees and expenses waived or                            [ ]                  (1,050)                  (465)
     reimbursed by the Advisor (Class A)
    Fees and expenses waived or                            [ ]                     (31)                   (35)
     reimbursed by the Advisor (Class B)
    Fees and expenses waived or                            [ ]                      (5)                    (3)
     reimbursed by the Advisor (Class C)

(a) Paid from the SR&F Growth Stock Portfolio, in which the Growth Stock Fund invested as a feeder fund in a master fund/feeder fund arrangement until July 15, 2002, and from the Fund directly from July 15, 2002 through September 30, 2002.

(b) Paid from the SR&F Growth Investor Portfolio, in which the Young Investor Fund invested as a feeder fund in a master fund/feeder fund arrangement until July 29, 2002, and from the Young Investor Fund directly from July 29, 2002 through September 30, 2002.

(c)   Rounds to less than one.

BROKERAGE COMMISSIONS (dollars in thousands)

The following table shows commissions paid on transactions during the past three fiscal years.

                Growth Stock Fund                                          Years Ended September 30,
--------------------------------------------------------                   -------------------------
                                                                  2005               2004                2003
Total commissions                                                  [ ]              $   163            $  2,919
Directed transactions (a)                                          [ ]               15,806             181,906
Commissions on directed transactions                               [ ]                   24                 357

                                        f

Commissions paid to AlphaTrade Inc.(c)                             [ ]                  N/A                 N/A
  % of Aggregate Commissions                                       [ ]                  N/A                 N/A
  % of Aggregate Dollar Amount of Brokerage Transactions           [ ]                  N/A                 N/A
Commissions paid to Fleet Securities, Inc.                         [ ]                                       20
  % of Aggregate Commissions                                       [ ]                 0.00%               0.68%
  % of Aggregate Dollar Amount of Brokerage Transactions           [ ]                 0.00%               0.00%
Commissions paid to Banc of America Securities                     [ ]                                   N/A (d)
  % of Aggregate Commissions                                       [ ]                 0.00%
  % of Aggregate Dollar Amount of Brokerage Transactions           [ ]                 0.00%

                  Young Investor Fund                                      Years Ended September 30,
--------------------------------------------------------                   -------------------------
                                                                  2005               2004                2003
Total commissions                                                  [ ]              $   388            $  2,204
Directed transactions                                              [ ]               37,991              69,442
Commissions on directed transactions                               [ ]                   50                 139
Commissions paid to AlphaTrade Inc.(c)                             [ ]                  N/A                 N/A
  % of Aggregate Commissions                                       [ ]                  N/A                 N/A
  % of Aggregate Dollar Amount of Brokerage Transactions           [ ]                  N/A                 N/A
Commissions paid to Fleet Securities, Inc.                         [ ]                                       15
  % of Aggregate Commissions                                       [ ]                 0.00%               0.68%
  % of Aggregate Dollar Amount of Brokerage Transactions           [ ]                 0.00%               0.00%
Commissions paid to Banc of America Securities                     [ ]                                   N/A (d)
  % of Aggregate Commissions                                       [ ]                 0.00%
  % of Aggregate Dollar Amount of Brokerage Transactions           [ ]                 0.00%

(a) See "Management of the Funds - Portfolio Transactions - Brokerage and research services" in Part 2 of this SAI

(b) Commissions paid on trades executed by Fleet Institutional Trading (a division of Fleet Securities, Inc.)

(c)   As of May 2002, AlphaTrade Inc. is no longer used for transactions.

(d) Prior to the period from April 1, 2004 through September 30, 2004, this entity was not an affiliate of the Fund.

The Trust is required to identify any securities of its "regular brokers or dealers" that each Fund has acquired during its most recent fiscal year.

At September 30, 2005, the Growth Stock Fund held securities of its regular brokers or dealers as set forth below:

             BROKER/DEALER                             VALUE

                                       g

At September 30, 2005, the Young Investor Fund held securities of its regular brokers or dealers as set forth below:

             BROKER/DEALER                             VALUE

TRUSTEES AND TRUSTEES' FEES
Fund Complex consists of the following funds:

The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia Funds Trust VII, the series of Liberty Variable Investment Trust and 8 closed-end or interval management investment company portfolios (the "Liberty Funds").

The series of Columbia Funds Trust VIII, the series of Columbia Funds Trust IX, the series of Columbia Funds Trust XI and the series of SteinRoe Variable Investment Trust (the "Stein Roe Funds").

Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (the "All-Star Funds").

Columbia Management Multi-Strategy Hedge Fund, LLC.

Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust (the "Columbia Funds").

The series of The Galaxy Funds (the "Galaxy Funds").

The series of Columbia Acorn Trust and the series of Wanger Advisors Trust (the "Acorn Funds" and "WAT Funds," respectively).

                                       h

The Advisor or its affiliates pay the compensation of all the officers of the funds in the Fund Complex advised by the Advisor, including the Trustees who are affiliated with the Advisor. For the fiscal year ended September 30, 2005 and the calendar year ended December 31, 2004, the Trustees received the following compensation for serving as Trustees:

                                                                                                  Total Compensation
                                                                                                         from
                                                         Aggregate                                the Columbia Fund
                                                       Compensation             Aggregate        Complex Paid to the
                                                      from the Growth       Compensation from      Trustees for the
                            Pension or Retirement          Stock           the Young Investor          Calendar
                             Benefits Accrued as    Fund for the Fiscal    Fund for the Fiscal        Year Ended
                                   Part of              Year ended             Year Ended         December 31, 2004
       Trustee                Fund Expenses (b)     September 30, 2005     September 30, 2005            (a)
----------------------      ---------------------   -------------------    -------------------   -------------------
Douglas A. Hacker                    N/A                    [ ]                 [$1,951]             [$115,500]
Janet Langford Kelly                 N/A                    [ ]                  [1,981]              [101,500]
Richard W. Lowry                     N/A                    [ ]                  [1,810]              [128,150]
William E. Mayer                     N/A                    [ ]                  [1,982]              [133,150]
Charles R. Nelson                    N/A                    [ ]                  [1,977]              [155,073]
John J. Neuhauser                    N/A                    [ ]                  [1,927]              [143,568]
Patrick J. Simpson (c)               N/A                    [ ](e)               [1,506]               [64,234]
Thomas Stitzel                       N/A                    [ ]                  [2,008]              [103,500]
Thomas C. Theobald(d)                N/A                    [ ]                  [2,205]              [110,250]
Anne-Lee Verville(e)                 N/A                    [ ]                  [2,245]              [128,250]
Richard L. Woolworth                 N/A                    [ ]                  [1,514]               [64,234]

(a) As of December 31, 2004, the Fund Complex consisted of 127 open-end and 11 closed-end management investment company portfolios.

(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(c) During the fiscal year ended September 30, 2005, Mr. Simpson deferred $_______ of his compensation from the Fund pursuant to the deferred compensation plan. During the calendar year ended December 31, 2004, Mr. Simpson deferred $129,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Simpson's account under that plan was $ 143,646.

(d) During the fiscal year ended September 30, 2005, and the calendar year ended December 31, 2004, Mr. Theobald deferred $_____ of his compensation from the Fund and $90,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Theobald's account under that plan was $157,328.

(e) During the fiscal year ended September 30, 2005, and the calendar year ended December 31, 2004, Ms. Verville deferred $_____ of her compensation from the Fund and $55,000 of her total compensation from the Fund Complex, pursuant to the deferred compensation plan. At December 31, 2004, the value of Ms. Verville's account under that plan was $653,275.

Role of the Board of Trustees

The Trustees of the Funds are responsible for the overall management and supervision of the Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with service providers for the Funds and review the Funds' performance. The Trustees have created several committees to perform specific functions for the Funds. Mr. Theobald was elected Chairman of the Board of Trustees of the Liberty Funds, Stein Roe Funds and Columbia Funds effective December 2003.

Audit Committee

Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Nelson and Neuhauser were members of the Audit Committee of the Board of Trustees of the Funds. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls of the Funds and certain service providers. For the fiscal year ended September 30, 2005, the Audit Committee convened [ ] times.

Governance Committee

Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald were members of the Governance Committee of the Board of Trustees of the Funds. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Fund. For the fiscal year ended September 30, 2005, the Governance Committee convened [ ] times.

Advisory Fees & Expenses Committee

Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees and Expenses Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald were members of the Advisory Fees and Expenses Committee of the Board of Trustees of the Fund. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. For the fiscal year ended September 30, 2005, the Advisory Fees and Expenses Committee convened [ ] times.

Compliance Committee

Ms. Kelly, Messrs. Nelson and Simpson and Ms. Verville are members of the Compliance Committee of the Board of Trustees of the Funds. Prior to August 10, 2004, Ms. Kelly, Mr. Nelson and Ms. Verville were members of the Compliance Committee of the Board of Trustees of the Funds. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Trust. The Committee uses legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Trust's investment adviser, principal underwriter and transfer agent. For the fiscal year ended September 30, 2005, the Compliance Committee convened [ ] times.

INVESTMENT OVERSIGHT COMMITTEES

Beginning in 2004, each Trustee of the Funds also will serve on an Investment Oversight Committee (IOC). Each IOC will be responsible for monitoring, on an ongoing basis, a select group of funds in the Fund Complex and will give particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds will attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC will meet four times a year. The following are members of the respective IOCs and the general categories of funds in the Fund Complex which they will review:

          IOC#1: Messrs. Lowry, Mayer and Neuhauser will be responsible for reviewing funds in the following asset categories: Large Growth Diversified, Large Growth Concentrated, Small Growth, Outside Managed (i.e., sub-advised), Municipal and Bank Loan.

          IOC#2: Mr. Hacker and Ms. Verville will be responsible for reviewing funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed Income - Multi Sector, Fixed Income - Core and Young Investor.

          IOC#3: Messrs. Theobald and Stitzel and Ms. Kelly will be responsible for reviewing funds in the following asset categories: Large Value, Large/Mid Cap Value, Small Value, Asset Allocation, High Yield and Money Market.

                                       j

          IOC#4: Messrs. Nelson, Simpson and Woolworth will be responsible for reviewing funds in the following asset categories: Large Multi-Cap Blend, Mid Cap Growth, Small Growth, Asset Allocation, Specialty Equity and Taxable Fixed Income.

Share Ownership

      The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004 (i) in each Fund and
(ii) in all funds in the Fund Complex.


                                                                                     Aggregate Dollar Range of Equity
                               Dollar Range of Equity    Dollar Range of Equity       Securities Owned in All Funds
                               Securities Owned in the   Securities Owned in the          Overseen by Trustee in
   Name of Trustee                Growth Stock Fund        Young Investor Fund                Fund Complex
----------------------         -----------------------   -----------------------     --------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                        N/A                 $50,001-$100,000                  Over $100,000
Janet Langford Kelly                     N/A                  $10.001-50,000                   Over $100,000
Richard W. Lowry                         N/A                        N/A                        Over $100,000
Charles R. Nelson                  $50,001-$100,000                 N/A                        Over $100,00
John J. Neuhauser                        N/A                    $1-$10,000                     Over $100,000
Patrick J. Simpson                       N/A                        N/A                        Over $100,000
Thomas E. Stitzel                        N/A                        N/A                        Over $100,000
Thomas C. Theobald                  $10.001-50,000                  N/A                        Over $100,000
Anne-Lee Verville (a)                    N/A                        N/A                        Over $100,000
Richard L. Woolworth                     N/A                        N/A                        Over $100,000

INTERESTED TRUSTEES
William E. Mayer                         N/A                        N/A                     $50,001 - $100,000

(a) Ms. Verville has elected to defer her compensation as a Trustee under the deferred compensation plan for independent Trustees of the Fund Complex. The value of her deferred compensation is determined as if the amounts had been invested, as of the date of deferral, in shares of one or more funds in the Fund Complex as specified by her. At December 31, 2004, the value of her deferred compensation account exceeded $ 100,000.

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Fund's portfolio managers managed as of ________, 2005.

                         OTHER SEC-REGISTERED
                        OPEN-END AND CLOSED-END      OTHER POOLED INVESTMENT
PORTFOLIO MANAGER               FUNDS                        VEHICLES               OTHER ACCOUNTS
-----------------       -----------------------      ------------------------     -------------------
                        Number of                    Number of                    Number of
                        accounts       Assets        accounts       Assets        accounts     Assets
                        ---------    ----------      ---------    ----------      ---------    ------
Name[*]

Name

Name

                                       k

[* Information for Mr./Ms. [   ], who began managing the Predecessor Fund after
its fiscal year end, is as of [recent practicable date].]

See "Management -- Portfolio Transactions -- Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how the Adviser addresses potential conflicts of interest resulting from an individual's management of more than one account.

OWNERSHIP OF SECURITIES

The table below shows the dollar ranges of shares of the Predecessor Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio managers listed above at the end of the Predecessor Fund's most recent fiscal year:

Portfolio Manager               Dollar Range of Equity Securities in the Fund Beneficially Owned
-----------------               ----------------------------------------------------------------
Name[*]

[* Information for Mr./Ms. [   ], who began managing the Fund after its most
recent fiscal year end, is as of [recent practicable date].]

COMPENSATION

As of the Predecessor Fund's most recent fiscal year end, the portfolio managers received all of their compensation from the Adviser and its parent company, Columbia Management Group, in the form of salary, bonus, stock options and restricted stock. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmark[s] noted below, emphasizing the manager's three- and five-year performance. The Adviser may also consider the portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall business performance.

     PORTFOLIO MANAGER                                  PERFORMANCE BENCHMARK
---------------------------                             ---------------------
[Name of Portfolio Manager]                             [Benchmark]

                                       l

The size of the overall bonus pool each year is determined by Columbia Management Group and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser's profitability for the year, which is influenced by assets under management.

OWNERSHIP OF THE FUND

On December 31, 2004, the officers and Trustees of the Trust as a group owned less than 1.00% of the then outstanding shares of each Fund.

On December 31, 2004, the following shareholders of record owned 5% or more of the Growth Stock Fund's then outstanding shares:

                                                Approximate % of    Approximate % of
                                                   Outstanding        Outstanding
         Name and Address                     Shares in Class Held  Fund Shares Held
-------------------------------------         --------------------  ----------------
Class C Shares

Merrill Lynch Pierce Fenner & Smith                    8.26%             0.21%
For the Sole Benefit of its Customers
4800 Deer Lake Drive E, 2nd Floor
Jacksonville, FL 32246-6484

Class Z Shares

Charles Schwab & Co. Inc.                              6.18%             3.57%
Special Custody Account for the
Exclusive Benefit of Customers
101 Montgomery Street
San Francisco, CA  94104-4122

Columbia Thermostat Fund                               5.52%             3.18%
227 W. Monroe Street, Ste.
3000Chicago, IL 60606-5018

As of record on December 31, 2004, the following shareholders owned 5% or more of the Young Investor Fund's then outstanding shares:

                                                 Approximate % of      Approximate % of
                                                    Outstanding           Outstanding
          Name and Address                     Shares in Class Held    Fund Shares Held
-------------------------------------          --------------------    -----------------
Class C Shares

Merrill Lynch Pierce Fenner & Smith                   15.93%                  0.01%
For the Sole Benefit of its Customers
4800 Deer Lake Drive E, 2nd Flr.
Jacksonville FL 32246-6484

Class Z Shares

Charles Schwab & Co., Inc.                             7.11%                  6.30%
Special Custody Account for the
Exclusive Benefit of Customers
101 Montgomery Street
San Francisco CA 94104-4122

12b-1 PLAN AND CDSC

Each Fund offers four classes of shares - Class A, Class B, Class C and Class Z. The Funds may in the future offer other classes of shares. The Trustees have approved a 12b-1 plan (Plan) pursuant to Rule 12b-1 under the Act for the Funds' Class A, B and C shares. Under the Plan, the Funds pay CMD monthly a service fee at an annual rate of 0.25% of each Fund's net

                                       m
assets attributed to Class A, B and C shares. The Funds also pay CMD monthly a distribution fee at an annual rate of 0.10% of each Fund's average daily net assets attributed to Class A shares and 0.75% of each Fund's average daily net assets attributed to Class B and C shares. At this time, CMD has voluntarily agreed to waive a portion of the Class A share distribution fee so that it does not exceed 0.05% annually. This arrangement may be modified or terminated by CMD at any time. CMD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of CMD's expenses, CMD may realize a profit from the fees. The Plan authorizes any other payments by the Funds to CMD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of each Fund's shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of each Fund's assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of each Fund's shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectuses relating to Class A, B and C shares.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions, and finally of other shares held by the shareholder for the longest time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such shares and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee. See a Prospectus relating to Class A, B and C shares for a description of the different programs.

SALES CHARGES (dollars in thousands)

Growth Stock Fund

                                                                              Class A Shares
                                                            --------------------------------------------------
                                                             Year ended          Year ended        Year ended
                                                            September 30        September 30      September 30
                                                                2005               2004               2003
                                                            ------------        ------------      ------------
Aggregate initial sales charges on Fund share sales             [  ]               $123               $139
Initial sales charges retained by CMD                           [  ]                 19                 20
Aggregate contingent deferred sales charges (CDSC) on           [  ]                  2                  9
Fund redemptions retained by CMD

                                                                              Class B Shares
                                                            --------------------------------------------------
                                                             Year ended          Year ended        Year ended
                                                            September 30        September 30      September 30
                                                                2005               2004               2003
                                                            ------------        ------------      ------------
Aggregate CDSC on Fund redemptions retained by CMD              [ ]                916                1,166

                                       n

                                                                              Class C Shares
                                                            --------------------------------------------------
                                                            Year ended           Year ended        Year ended
                                                            September 30        September 30      September 30
                                                                2005                2004              2003
                                                            ------------        ------------      ------------
Aggregate CDSC on Fund redemptions retained by CMD              [ ]                 3                   3

Young Investor Fund

                                                                              Class A Shares
                                                            --------------------------------------------------
                                                            Year ended           Year ended        Year ended
                                                            September 30        September 30      September 30
                                                                2005               2004               2003
                                                            ------------        ------------      ------------
Aggregate initial sales charges on Fund share sales            [  ]               $49                 $35
Initial sales charges retained by CMD                          [  ]                 6                   5
Aggregate CDSC on Fund redemptions retained by CMD             [  ]                29                  44

                                                                              Class B Shares
                                                            --------------------------------------------------
                                                            Year ended           Year ended        Year ended
                                                            September 30        September 30      September 30
                                                                2005               2004               2003
                                                            ------------        ------------      ------------
Aggregate CDSC on Fund redemptions retained by CMD              [ ]                 21                 31

                                                                              Class C Shares
                                                            --------------------------------------------------
                                                            Year ended           Year ended        Year ended
                                                            September 30        September 30      September 30
                                                                2005               2004               2003
                                                            ------------        ------------      ------------
Aggregate CDSC on Fund redemptions retained by CMD              [ ]                 *                   *

* Rounds to less than $1,000

SALES-RELATED EXPENSES (dollars in thousands) of CMD relating to the Funds as of September 30, 2005 were:

Growth Stock Fund                                                 Class A Shares     Class B Shares     Class C Shares
Fees to FSFs                                                           $[  ]              $[  ]              $[  ]
  Allocated cost of sales material relating to the Fund
  (including printing, mailing and promotional expenses)                [  ]               [  ]               [  ]
  Allocated travel, entertainment and other promotional expenses        [  ]               [  ]               [  ]

Young Investor Fund                                               Class A Shares     Class B Shares     Class C Shares
Fees to FSFs                                                           $[  ]              $[  ]              $[  ]
  Allocated cost of sales material relating to the Fund
  (including printing, mailing and promotional expenses)                [  ]               [  ]               [  ]
  Allocated travel, entertainment and other promotional expenses        [  ]               [  ]               [  ]

CUSTODIAN

State Street Corporation, 2 Avenue de Lafayette, Boston, Massachusetts 02110-2900 is the custodian for the Fund. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, located at 125 High Street, Boston, Massachusetts 02110, are the Fund's independent registered public accounting firm, providing audit and tax return services and assistance and consultation in connection with the review of various SEC filings. The audited financial statements incorporated by reference in this SAI have been so incorporated, and the audited financial highlights included in the Prospectuses have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.

                                        o

                      STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include the series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Columbia Funds Trust VIII, Columbia Funds Series Trust I (formerly named Columbia Funds Trust IX) and Columbia Funds Trust XI (each a Trust and together, the Trusts, also known as Fund Complex). In certain cases, the discussion applies to some, but not all, of the Funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING

In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.

SHORT SALES

A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

LOWER-RATED DEBT SECURITIES

Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the Fund's achievement of its investment goal; and

4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

COMMON STOCK, PREFERRED STOCK AND WARRANTS

Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the company's capital stock at a set price for a specified period of time.

FOREIGN SECURITIES

The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a sub-custodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

The Fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

EXCHANGE-TRADED FUNDS ("ETFS"). The Fund may invest in ETFs up to the maximum amount allowable under the 1940 Act. ETFs are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international.

ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.

The Fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders of the Fund may also indirectly bear similar expenses of an ETF.

ZERO COUPON SECURITIES (ZEROS)

The Fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)

The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSIT are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by a business to finance short-term needs (including promissory notes with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement in which the Fund would be allowed to invest directly.

CERTIFICATES OF DEPOSIT are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. TIME DEPOSITS are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central

Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund.

BANK OBLIGATIONS include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part 1 of this SAI. For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a Fund's assets that may be invested in STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component is usually volatile in response to changes in interest rates.

In U.S. TREASURY ROLLS, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

COMMERCIAL PAPER is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

STRIPPED OBLIGATIONS

To the extent consistent with their investment objective, Funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the Funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Funds' Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

MUNICIPAL SECURITIES

Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this SAI and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, each

Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

PRIVATE ACTIVITY BONDS

The Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

MUNICIPAL LEASE OBLIGATIONS

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

SECURITIES LOANS

The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

INTERFUND BORROWING AND LENDING

The Fund may lend money to and borrow money from other affiliated registered open-end investment companies. The Fund may borrow through the program when the Advisor believes borrowing is appropriate and the costs are equal to or lower than the costs of bank loans. When borrowing money, the Fund is subject to the risk that the securities the Fund acquires with the borrowed money or would otherwise have sold will decline in value. When lending money, the Fund is subject to the risk that the borrower will be unwilling or unable to make timely payments of interest or principal.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)

The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Fund from the transaction.

REITS

The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy.

ASSET-BACKED SECURITIES

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively lengthen the expected maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

CUSTODY RECEIPTS AND TRUST CERTIFICATES. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly "disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

LINE OF CREDIT

The Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goal and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian..

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities;

three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

MUNICIPAL BOND INDEX FUTURES CONTRACTS. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

OPTIONS ON FUTURES CONTRACTS. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The Funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

OPTIONS ON FOREIGN STOCK INDICES. The Funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

SWAP AGREEMENTS (SWAPS, CAPS, COLLARS AND FLOORS)

The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

EQUITY SWAPS

The Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

RISK FACTORS IN EQUITY SWAP TRANSACTIONS. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the portfolio managers do not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. See "Taxes" for information on tax risks associated with equity swaps.

FOREIGN CURRENCY TRANSACTIONS

The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

PARTICIPATION INTERESTS

The Fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

VARIABLE AND FLOATING RATE OBLIGATIONS

Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

If a variable or floating rate instrument is not rated, the Fund's Advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

CURRENCY SWAPS. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

GUARANTEED INVESTMENT CONTRACTS

Pursuant to guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.

The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.

BANK INVESTMENT CONTRACTS

Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the Funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

LOAN PARTICIPATIONS

Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

STRUCTURED INVESTMENTS

Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.

Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.

YANKEE OBLIGATIONS

Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

AMERICAN, EUROPEAN, CONTINENTAL AND GLOBAL DEPOSITARY RECEIPTS

American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

TEMPORARY CASH BALANCES

The Funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.

TAXES

In this section, all discussions of taxation at the shareholder and fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

FEDERAL TAXES. Although it may be one of several series in a single trust, the Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (Code). The Fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets.

To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer, other than U.S. government securities or other regulated investment companies; or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (c) distribute with respect to each year at least 90% of its taxable net investment income, its tax-exempt interest income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation , provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do not apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of
(c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. As a regulated investment company that is accorded special tax treatment, the Fund will not be subject to any federal income taxes on its net investment income and net realized capital gains that it distributes to shareholders on the form of dividends and in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" accorded special tax treatment in any taxable year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions (including any distributions of net tax-exempt income and net long-term capital gains) would generally be taxable as ordinary income to the shareholders, except to the extent they were treated as "qualified dividend income," as described below. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the federal corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends may be, however, includable in adjusted current earnings for purposes of computing corporate federal AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces tax basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.

FUND DISTRIBUTIONS. Distributions from the Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) will generally be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning on or before December 31, 2008.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price of the shareholder paid). Distributions are taxable whether received in cash or in Fund shares.

QUALIFIED DIVIDEND INCOME. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. With respect to a Fund investing in bonds, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

In general, distributions of investment income properly designated by the Fund as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt Fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder (but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes). The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

Income from certain "private activity bonds" issued after August 7, 1986, is treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time Fund shares are held by the shareholder.

A tax-exempt Fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the Fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users, as further defined in the Code. Income derived from the Fund's investments other than tax-exempt instruments may give rise to taxable income. The Fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of Fund shares to the extent of tax-exempt dividends paid during that period. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Under Treasury regulations, if on a disposition of Fund shares a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder will likely have to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. You are advised to consult with your tax advisor.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to backup withholding for taxpayers who fail to furnish a correct taxpayer identification number, who have under-reported dividend or interest income, or who fail to certify to the Fund that the shareholder is a United States person and is not subject to the withholding. This number and certification may be provided by either a Form W-9 or the accompanying application. In certain instances, CMS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This may produce a difference between the Fund's book income and its taxable income possibly accelerating distributions or converting distributions of book income and gains to returns of capital for book purposes.

If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal income tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund." A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

NON-U.S. SHAREHOLDERS. In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the recent legislation, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S.

person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Recent legislation modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the legislation, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning on September 1, 2005) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES (THIS SECTION IS APPLICABLE ONLY TO THE COLUMBIA TAX-MANAGED GROWTH FUND)

FEDERAL GIFT TAXES. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.

Under the Columbia Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceed $11,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.

Under the Columbia Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.

No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), including taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount, which is $1,000,000 for gifts made after December 31, 2001, and before January 1, 2010.

Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's Federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.

The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $22,000.

The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

GENERATION-SKIPPING TRANSFER TAXES

If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Columbia Advantage Plan and does not exceed the available annual exclusion amount. An exemption (the "GST exemption"), equal to $1.5 million in 2005, is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate (47% for gifts made in 2005) on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.

INCOME TAXES

The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Columbia Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.

Under the Columbia Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.

If the donor selects the Columbia Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 35%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 15%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.

When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

CONSULTATION WITH QUALIFIED ADVISOR

Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.

MANAGEMENT OF THE FUNDS The Advisor provides administrative and management services to the Funds. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. (NPMI), merged into Columbia Management Advisors, Inc. Each of the four merging companies was a registered investment advisor and advised various Funds in the Fund Complex. The Advisor, located at 100 Federal Street, Boston, Massachusetts 02110, is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. The Advisor has been an investment advisor since 1969.

In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. (NFMI), a subsidiary of NPMI and a registered investment advisor that advised several Funds in the Fund Complex, merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the Advisor to the Funds previously advised by NFMI.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 49)        Trustee       1996       Executive Vice President -         101        Nash Finch Company (food
P.O. Box 66100                                             Strategy of United Airlines                         distributor)
Chicago, IL 60666                                          (airline) since December,
                                                           2002 (formerly President of
                                                           UAL Loyalty Services
                                                           (airline) from September,
                                                           2001 to December, 2002;
                                                           Executive Vice President
                                                           and Chief Financial Officer
                                                           of United Airlines from
                                                           July, 1999 to September,
                                                           2001; Senior Vice
                                                           President-Finance from
                                                           March, 1993 to July, 1999).

Janet Langford Kelly (Age 47)     Trustee       1996       Partner, Zelle, Hofmann,           101                    None
9534 W. Gull Lake Drive                                    Voelbel, Mason & Gette LLP
Richland, MI 49083-8530                                    (law firm) since March,
                                                           2005; Adjunct Professor of
                                                           Law, Northwestern
                                                           University, since
                                                           September, 2004 (formerly
                                                           Chief Administrative
                                                           Officer and Senior Vice
                                                           President, Kmart Holding
                                                           Corporation (consumer
                                                           goods), from September,
                                                           2003 to March, 2004;
                                                           Executive Vice
                                                           President-Corporate
                                                           Development and
                                                           Administration, General
                                                           Counsel and Secretary,
                                                           Kellogg Company (food
                                                           manufacturer), from
                                                           September, 1999 to August,
                                                           2003; Senior Vice
                                                           President, Secretary and
                                                           General Counsel, Sara Lee
                                                           Corporation (branded,
                                                           packaged, consumer-products
                                                           manufacturer) from January,
                                                           1995 to September, 1999).

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Richard W. Lowry (Age 69)         Trustee       1995       Private Investor since            103(3)                  None
10701 Charleston Drive                                     August, 1987 (formerly
Vero Beach, FL 32963                                       Chairman and Chief
                                                           Executive Officer, U.S.
                                                           Plywood Corporation
                                                           (building products
                                                           manufacturer)).

Charles R. Nelson (Age 62)        Trustee       1981       Professor of Economics,           101                     None
Department of Economics                                    University of Washington,
University of Washington                                   since January, 1976; Ford
Seattle, WA 98195                                          and Louisa Van Voorhis
                                                           Professor of Political
                                                           Economy, University of
                                                           Washington, since
                                                           September, 1993 (formerly
                                                           Director, Institute for
                                                           Economic Research,
                                                           University of Washington
                                                           from September, 2001 to
                                                           June, 2003); Adjunct
                                                           Professor of Statistics,
                                                           University of Washington,
                                                           since September, 1980;
                                                           Associate Editor, Journal
                                                           of Money Credit and
                                                           Banking, since September,
                                                           1993; consultant on
                                                           econometric and statistical
                                                           matters.

John J. Neuhauser (Age 62)        Trustee       1985       Academic Vice President and       103(3)        Saucony, Inc. (athletic
84 College Road                                            Dean of Faculties since                                footwear)
Chestnut Hill, MA 02467-3838                               August, 1999, Boston
                                                           College (formerly Dean,
                                                           Boston College School of
                                                           Management from September,
                                                           1977 to August, 1999).

Patrick J. Simpson (Age 61)       Trustee       2000       Partner, Perkins Coie             101                     None
1120 N.W. Couch Street                                     L.L.P. (law firm).
Tenth Floor
Portland, OR 97209-4128

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas E. Stitzel (Age 69)        Trustee       1998       Business Consultant since          101                    None
2208 Tawny Woods Place                                     1999 (formerly Professor of
Boise, ID 83706                                            Finance from 1975 to 1999,
                                                           College of Business, Boise
                                                           State University);
                                                           Chartered Financial
                                                           Analyst.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 68)       Trustee       1996       Partner and Senior Advisor,        101            Anixter International
8 Sound Shore Drive,                and                    Chicago Growth Partners                             (network support
Suite 285                        Chairman                  (private equity investing)                       equipment distributor);
Greenwich, CT 06830               of the                   since September, 2004                              Ventas, Inc. (real
                                   Board                   (formerly Managing                                  estate investment
                                                           Director, William Blair                            trust); Jones Lang
                                                           Capital Partners (private                         LaSalle (real estate
                                                           equity investing) from                          management services) and
                                                           September, 1994 to                                Ambac Financial Group
                                                           September, 2004).                                  (financial guaranty
                                                                                                                  insurance)

Anne-Lee Verville (Age 59)        Trustee       1998       Retired since 1997                 101          Chairman of the Board of
359 Stickney Hill Road                                     (formerly General Manager,                      Directors, Enesco Group,
Hopkinton, NH 03229                                        Global Education Industry,                      Inc. (designer, importer
                                                           IBM Corporation (computer                          and distributor of
                                                           and technology) from 1994                             giftware and
                                                           to 1997).                                             collectibles)

Richard L. Woolworth (Age 64)     Trustee       1991       Retired since December 2003        101            Northwest Natural Gas
100 S.W. Market Street                                     (formerly Chairman and                          Co. (natural gas service
#1500                                                      Chief Executive Officer,                                provider)
Portland, OR 97207                                         The Regence Group (regional
                                                           health insurer); Chairman
                                                           and Chief Executive
                                                           Officer, BlueCross
                                                           BlueShield of Oregon;
                                                           Certified Public
                                                           Accountant, Arthur Young &
                                                           Company)

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
INTERESTED TRUSTEE
William E. Mayer(2) (Age 65)      Trustee       1994       Partner, Park Avenue Equity       103(3)         Lee Enterprises (print
399 Park Avenue                                            Partners (private equity)                        media), WR Hambrecht +
Suite 3204                                                 since February, 1999                             Co. (financial service
New York, NY 10022                                         (formerly Partner,                                 provider); Reader's
                                                           Development Capital LLC                           Digest (publishing);
                                                           from November, 1996 to                             OPENFIELD Solutions
                                                           February, 1999).                                    (retail industry
                                                                                                             technology provider)

(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

                                              Year First
                                              Elected or
                                  Position     Appointed                            Principal Occupation(s)
     Name, Address and Age       with Funds    to Office                             During Past Five Years
------------------------------   ----------   ----------   -------------------------------------------------------------------------
OFFICERS
Christopher L. Wilson (Age 48)    President      2004      Head of Mutual Funds since August, 2004 and Senior Vice President of the
One Financial Center                                       Advisor since January, 2005; President of the Columbia Funds, Liberty
Boston, MA 02111                                           Funds and Stein Roe Funds since October, 2004; President and Chief
                                                           Executive Officer of the Nations Funds since January, 2005; President of the Galaxy Funds since April 2005; Director of Bank of America Global
                                                           Liquidity Funds, plc since May 2005; Director of Banc of America Capital
                                                           Management (Ireland), Limited since May 2005; Senior Vice President of
                                                           BACAP Distributors LLC since January, 2005; Director of FIM Funding, Inc.
                                                           since January, 2005; Senior Vice President of Columbia Management
                                                           Distributors, Inc. since January, 2005; Director of Columbia Management
                                                           Services, Inc. since January, 2005 (formerly President and Chief
                                                           Executive Officer, CDC IXIS Asset Management Services, Inc. from
                                                           September, 1998 to August, 2004).

J. Kevin Connaughton (Age 40)     Treasurer      2000      Treasurer of the Columbia Funds since October, 2003 and of the Liberty
One Financial Center                                       Funds, Stein Roe Funds and All-Star Funds since December, 2000; Vice
Boston, MA 02111                                           President of the Advisor since April, 2003 (formerly President of the
                                                           Columbia Funds, Liberty Funds and Stein Roe Funds from February, 2004 to
                                                           October, 2004; Chief Accounting Officer and Controller of the Liberty
                                                           Funds and All-Star Funds from February, 1998 to October, 2000); Treasurer of the Galaxy Funds since September, 2002 (formerly Treasurer from
                                                           December, 2002 to December, 2004 and President from February, 2004 to
                                                           December, 2004 of the Columbia Management Multi-Strategy Hedge Fund, LLC;
                                                           Vice President of Colonial Management Associates, Inc. from February,
                                                           1998 to October, 2000).

Mary Joan Hoene (Age 55)           Senior        2004      Senior Vice President and Chief Compliance Officer of the Columbia Funds,
100 Federal Street                  Vice                   Liberty Funds, Stein Roe Funds and All-Star Funds since August, 2004;
Boston, MA 02110                  President                Chief Compliance Officer of the Columbia Management Multi-Strategy Hedge
                                  and Chief                Fund, LLC since August, 2004; Chief Compliance Officer of the BACAP
                                 Compliance                Alternative Multi-Strategy Hedge Fund LLC since October, 2004 (formerly
                                   Officer                 Partner, Carter, Ledyard & Milburn LLP from January, 2001 to August,
                                                           2004; Counsel, Carter, Ledyard & Milburn LLP from November, 1999 to
                                                           December, 2000; Vice President and Counsel, Equitable Life Assurance
                                                           Society of the United States from April, 1998 to November, 1999).

Michael G. Clarke (Age 35)          Chief        2004      Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein Roe
One Financial Center             Accounting                Funds and All-Star Funds since October, 2004 (formerly Controller of the
Boston, MA 02111                   Officer                 Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds from
                                                           May, 2004 to October, 2004; Assistant Treasurer from June, 2002 to May,
                                                           2004; Vice

                                                           President, Product Strategy & Development of the Liberty Funds and Stein
                                                           Roe Funds from February, 2001 to June, 2002; Assistant Treasurer of the
                                                           Liberty Funds, Stein Roe Funds and the All-Star Funds from August, 1999 to February, 2001; Audit Manager, Deloitte & Toche LLP from May, 1997 to
                                                           August, 1999).

Jeffrey R. Coleman (Age 35)      Controller      2004      Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                       All-Star Funds since October, 2004 (formerly Vice President of CDC IXIS
Boston, MA 02111                                           Asset Management Services, Inc. and Deputy Treasurer of the CDC Nvest
                                                           Funds and Loomis Sayles Funds from February, 2003 to September, 2004;
                                                           Assistant Vice President of CDC IXIS Asset Management Services, Inc. and
                                                           Assistant Treasurer of the CDC Nvest Funds from August, 2000 to February,
                                                           2003; Tax Manager of PFPC, Inc. from November, 1996 to August, 2000).

R. Scott Henderson (Age 45)       Secretary      2004      Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds since
One Financial Center                                       December, 2004 (formerly Of Counsel, Bingham McCutchen from April, 2001
Boston, MA 02111                                           to September, 2004; Executive Director and General Counsel, Massachusetts
                                                           Pension Reserves Investment Management Board from September, 1997 to
                                                           March, 2001).

Trustee Positions

As of December 31, 2004, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity.

General

Messrs. Lowry, Mayer and Neuhauser are also trustees/directors of the Liberty All-Star Funds.

The Trustees serve as trustees of 101 registered investment companies managed by the Advisor for which each Trustee receives a retainer at the annual rate of $45,000 and an attendance fee of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December, 2003, Mr. Theobald began serving as the Chairman of the Board. As the independent chairman of the board, Mr. Theobald receives a supplemental retainer at the annual rate of of $100,000; the chair of the Audit Committee receives a supplemental retainer at the annual rate of $10,000; the chair of each other committee receives a supplemental retainer at the annual rate of $5,000. Members of each committee, except the Audit Committee, receive $1,500 for each committee meeting. Each Audit Committee member receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 133 open-end and 10 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

MANAGEMENT AGREEMENT

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. Columbia Management Distributors, Inc. (formerly named Columbia Funds Distributor, Inc.) pays the cost of printing and distributing all other Prospectuses.

ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO CERTAIN FUNDS AND THEIR RESPECTIVE TRUSTS. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION REGARDING YOUR FUND).

Under an Administration Agreement, the Advisor, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

          (a)  providing office space, equipment and clerical personnel;

          (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund;

          (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

          (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

          (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

          (f)  maintaining certain books and records of each Fund.

With respect to Columbia Money Market Fund (formerly named Liberty Money Market
Fund) and Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund), the Administration Agreement for these Funds provides that the Advisor will monitor compliance by the Fund with Rule 2a-7 under the 1940 Act and report to the Trustees from time to time with respect thereto. The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

TRUST SERVICES AGREEMENT

Pursuant to a Trust Services Agreement, CMS provides the Columbia Tax-Managed Growth Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. CMS's fee is described in the Prospectuses of the Columbia Tax-Managed Growth Fund.

THE PRICING AND BOOKKEEPING AGREEMENT

The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement. SEE "FUND CHARGES AND EXPENSES" IN
PART 1 OF THIS SAI FOR INFORMATION ON THESE FEES.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the Funds. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The Funds and clients advised by the Advisor or the Funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.

POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Advisor believes are faced by investment professionals at most major financial firms. The Advisor and the Trustees of the Columbia Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

          - The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

          - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

          - The trading of other accounts could be used to benefit higher-fee accounts (front- running).

          - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

"Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Advisor and the Funds' Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Columbia-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

The Advisor or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

A Fund's portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at the Advisor, including each Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Advisor and each Fund, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of each Fund.

BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute securities transactions for a Fund.

The Advisor places the transactions of the Funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the Funds' transactions where the Funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by Funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a Fund.

The Advisor may use the services of affiliated broker-dealers, when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

PRINCIPAL UNDERWRITER

CMD is the principal underwriter of the Trust's shares. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT

CMS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CMS is based on number of accounts plus reimbursement for certain out-of-pocket expenses. SEE

"FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY CMS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CMS or generally by 6 months' notice by CMS to the Fund. The agreement limits the liability of CMS to the Fund for loss or damage incurred by the Fund to situations involving a failure of CMS to use reasonable care or to act in good faith and without negligence in performing its duties under the agreement. The Fund will indemnify CMS from, among other things, any and all claims, actions, suits, losses, costs, damages, and expenses incurred by it in connection with its acceptance of this Agreement, provided that: (i) to the extent such claims, actions, suits, losses, costs, damages, or expenses relate solely to a particular series or group of series of shares, such indemnification shall be only out of the assets of that series or group of series; (ii) this indemnification shall not apply to actions or omissions constituting negligence or misconduct of CMS or its agents or contractors, including but not limited to willful misfeasance, bad faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under this Agreement; and (iii) CMS shall give a Fund prompt notice and reasonable opportunity to defend against any such claim or action in its own name or in the name of CMS.

CODE OF ETHICS

The Funds, the Advisor, and CMD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

ANTI-MONEY LAUNDERING COMPLIANCE

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account, halting all shareholder activity with respect to such account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

PROXY VOTING POLICIES AND FUND PROXY VOTING RECORD

The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

The Advisor's proxy voting guidelines and procedures are included in this SAI as Appendix II. In accordance with SEC regulations, the fund's proxy voting record for the last twelve-month period ended June 30 has been filed with the SEC. You may obtain a copy of the fund's proxy voting record (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Columbia Funds have adopted policies with respect to the disclosure of the Funds' portfolio holdings by the Funds, Columbia Management, or their affiliates. These policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Funds' website at www.columbiafunds.com, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Fund's policies are described below. The Trustees shall be updated as needed regarding the Fund's compliance with the policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Columbia Management and its affiliates. The Fund's policies prohibit Columbia Management and the Fund's other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund's shares, third-party service providers, rating and ranking organizations and affiliated persons of the Fund.

PUBLIC DISCLOSURES. The Fund's portfolio holdings are currently disclosed to the public through required filings with the SEC and, for equity and fixed income funds, on the Fund's website at www.columbiafunds.com. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund's fiscal year). Shareholders may obtain the Fund's Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Fund's Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

The equity and fixed income Columbia Funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:

                                                            FREQUENCY OF
   TYPE OF FUND              INFORMATION PROVIDED            DISCLOSURE            DATE OF WEB POSTING
------------------   ------------------------------------   ------------   ----------------------------------
   Equity Funds      Full portfolio holdings information.      Monthly      30 calendar days after month-end.
Fixed Income Funds   Full portfolio holdings information.     Quarterly    60 calendar days after quarter-end

The scope of the information provided relating to the Fund's portfolio that is made available on the website may change from time to time without prior notice.

For Columbia's money market funds, a complete list of a Fund's portfolio holdings shall be publicly available on a monthly basis on the fifth business date after month-end. Shareholders may request such information by writing or calling the Fund's distributor, Columbia Management Distributors, Inc. at the address listed on the cover of this SAI.

A Fund, Columbia Management or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

OTHER DISCLOSURES. The Fund's policies provide that non-public disclosures of the Fund's portfolio holdings may be made if (1) the Fund has a legitimate business purpose for making such disclosure, (2) the Fund's chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.

The Fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to Columbia Management and its affiliates, these service providers include the Fund's custodian and sub-custodians, the Fund's independent registered public accounting firm, legal counsel, financial printers(R.R. Donnelly & Sons and Bowne & Co., Inc.), the Fund's proxy voting service provider (Alamo Direct Mail Services, Inc.), the Fund's proxy solicitor (Georgeson Shareholder Communications Inc.), rating agencies that maintain ratings on certain Columbia Funds (Fitch, Inc.) and service providers that support Columbia Management's trading systems (InvestorTool, Inc. and Thomson Financial).These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. The Fund may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Certain clients of the Fund's investment adviser(s) may follow a strategy similar to that of the Fund, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Fund.

DETERMINATION OF NET ASSET VALUE

Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the official closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value following procedures approved by the Trust's Board of Trustees.

(The following two paragraphs are applicable only to Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund) and Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund))

Trading in securities on stock exchanges and over-the-counter markets in foreign securities markets is normally completed well before the close of the business day in New York. Trading on foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

AMORTIZED COST FOR MONEY MARKET FUNDS (SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "INFORMATION CONCERNING THE FUND" IN PART 1 OF THE SAI OF COLUMBIA MONEY MARKET FUND (FORMERLY NAMED LIBERTY MONEY MARKET FUND) AND COLUMBIA MUNICIPAL MONEY MARKET FUND (FORMERLY NAMED LIBERTY MUNICIPAL MONEY MARKET
FUND))

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Under the amortized cost method a security is initially valued at cost and thereafter any discount or premium from maturity value is amortized ratably to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. If a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Columbia Money Market Fund (formerly named Liberty Money Market Fund) or the Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund) for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund may accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CMS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Investors should understand that, since the offering price of the Fund's shares is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge paid as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CMD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CMD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CMD may from time to time reallow additional amounts to all or certain FSFs. CMD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CMD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars. Travelers checks, gift checks, credit card convenience checks, credit cards, cash and ban counter (starter checks) are not accepted.

CMS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CMS, provided the new FSF has a sales agreement with CMD.

Shares credited to an account are transferable upon written instructions in good order to CMS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you may send the certificates to CMS for deposit to your account.

In addition to the commissions specified in a Fund's prospectus and this SAI, CMD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that CMD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CMD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, CMD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.

In addition, CMD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.

CMD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:

1st Global Capital Corp
401 Company
ABN AMRO Trust Services
ADP Retirement Services
Advest
AEGON/Transamerica
AG Edwards
American Century Services
American Express
AMG
AON Consulting
AST Trust Company
Banc of America Investment Services
BancOne
Bear Stearns
Benefit Plan Administrators
Bidwell & Company
BNY Clearing
C N A Trust
Charles Schwab
CIBC Oppenheimer
Citigroup Global Markets
CitiStreet Associates LLC
City National Bank
City of Milwaukee
Columbia Trust Company
Commonwealth Financial
Compensation & Capital
CPI Qualified Plan Consultants
Daily Access Concepts
Davenport & Company
Delaware Investments
Digital Retirement Solutions
Discover Brokerage
Dreyfus/Mellon
Edgewood Services
Edward Jones

E-Trade,
ExpertPlan
FAS Liberty Life Spectrum
Ferris Baker Watts
Fidelity
Financial Data Services
Franklin Templeton
Freeman Welwood
Gem Group
Great West Life
Hewitt Associates LLC
Huntington Bank
ING
Intermountain Health Care
Investmart, Inc.
Investment Manager Services (IMS)
Janney Montgomery Scott
JJB Hilliard Lyons
JP Morgan/American Century
Kenney Investments
Kirkpatrick Pettis Smith Polian Inc
Legg Mason Wood Walker
Liberty Life
Lincoln Financial
Lincoln Life
Linsco Private Ledger
M & T Securities
Marquette Trust Company
Mass Mutual Life
Matrix Settlement & Clearance Services (MSCS)
McDonald Investments
Merrill Lynch
MetLife
MFS
Mfund Trax
MidAtlantic Capital
Milliman USA
Morgan Keegan
Morgan Stanley Dean Witter
PFPC
Nationwide Investment Services
Neuberger Berman Mgmt
NFP Securities
NSD -NetStock Sharebuilder
NYLife Distributors
Optimum Investment Advisors
Orbitex
Pershing LLC
Phoenix Home Life
Piper Jaffray
PNC
PPI Employee Benefits
Private Bank & Trust
Prudential
Putnam Investments
Raymond James
RBC Dain Rausher
Robert W Baird
Royal Alliance
RSM McGladrey Inc.

Safeco
Scott & Stringfellow
Scudder Investments
Security Benefit
Segall Bryant Hamill
South Trust Securities
Southwest Securities
Standard Insurance
Stanton Group
State of NY Deferred Compensation Plan
Stephens, Inc.
Stifel Nicolaus & Co
Strong Capital
Sungard T Rowe Price
Trustar Retirement Services
Trustlynx/Datalynx
UBS Financial Services
USAA Investment Management
Vanguard
Wachovia
TD Waterhouse
Webster Investment Services
Wells Fargo
Wilmington Trust

PLEASE CONTACT YOUR FSF OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY
RECEIVE.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most Funds advised by the Advisor may be purchased through the Automatic Investment Plan. Electronic fund transfers for a fixed amount of at least $50 ($25 for IRA) are used to purchase a Fund's shares at the public offering price next determined after CMD receives the proceeds. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CMD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, D, T, G and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any fund distributed by CMD in which you have a current balance of at least $5,000 into the same class of shares of up to five other Funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Sales charges may apply if exchanging from a money market fund. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC or sales charges.

Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Management Services, Inc. (formerly named Columbia Funds Services, Inc.) (CMS) P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or financial advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CMD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" below for more information.

CLASS T SHAREHOLDER SERVICES PLAN. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the Trusts plan to enter into servicing agreements with institutions (including Bank of America Corporation and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each Fund other than the Columbia Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the Fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares;
(ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.

The payments under the servicing agreements entered into as of the date of this SAI are limited to an aggregate fee of not more than 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.15% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The Funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.

Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such Funds on any day do not exceed the income to be accrued to such Class T shares on that day.

The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the Funds. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Columbia's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.

TAX-SHELTERED RETIREMENT PLANS (Retirement Plans). CMD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Management prototype plans offered through CMD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CMD.

Participants in Retirement Plans not sponsored by CTC, not including Individual Retirement Accounts (IRAs), may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with CMS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CMS. The close out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any Fund distributed by CMD, or if the Retirement Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling CMS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification numbers available when calling.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CMS for more information at 1-800-345-6611.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHTS OF ACCUMULATION (Columbia Class A and Class T shares, Nations Class A shares and Galaxy Retail A shares only) (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase of Class A or Class T shares with prior purchases of other funds and classes distributed by CMD. The applicable sales charge is based on the combined total of:

1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all shares of funds for which CMD serves as distributor (Funds) held by the shareholder.

CMD must be promptly notified of each purchase with respect to which a shareholder is entitled to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CMS. A Fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A, Class E and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all fund shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund)). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CMS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement (provided the FSF returns to CMD the excess commission previously paid during the thirteen-month period). The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price.

If the amount of the Statement is not purchased, the shareholder shall remit to CMD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CMS will redeem escrowed Class A, E or T shares with a value equal to such difference. The additional FSF commission will be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CMS at 1-800-345-6611.

NET ASSET VALUE ELIGIBILITY GUIDELINES (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS).

1. Employees, brokers and various relationships that are allowed to buy at NAV. Class A shares of certain Funds may be sold at (NAV) to the following individuals, whether currently employed or retired: Employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries; Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CMD, or its successors and companies affiliated with the Advisor; Registered representatives and employees of Financial Service Firms (including their affiliates) that are parties to dealer agreements or other sales arrangements with CMD; Nations Funds' Trustees, Directors and employees of its investment sub-advisers; Broker/Dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes; employees or partners of any contractual service provider to the funds

     NAV eligibility for Class A purchase also applies to the families of the parties listed above and their beneficial accounts. Family members include: spouse, parent, stepparent, legal guardian, child, stepchild, father-in-law and mother-in-law.

     Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

     Registered broker/dealer firms that have entered into a Nations Funds dealer agreement with BACAP Distributors, LLC may buy Class A shares without paying a front-end sales charge for their investment account only.

     Banks, trust companies and thrift institutions, acting as fiduciaries.

2. Grandfathered investors. Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may purchase Class A shares of any Fund at NAV in those cases where a Columbia Fund Class Z share is not available.

     Shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at (NAV) will continue to be eligible for NAV purchases into those Nations Fund accounts opened through August 19, 2005.

     Galaxy Fund shareholders prior to December 1, 1995; and shareholders who
     (i) purchased Galaxy Fund Prime A shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.

     (For Class T shares only) Shareholders who (i) purchased Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

3. Reinstatement. Subject to the fund policy on trading of fund shares, an investor who has redeemed class A, B, C, D, G or T shares may, upon request, reinstate within 1 year a portion or all of the proceeds of such sales in shares of class A of any fund at the NAV next determined after Columbia Management Services, Inc. received a written reinstatement request and payment.

4. Retirement Plans. Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with CMD pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

5. Non-U.S. Investors. Certain pension, profit-sharing or other employee benefit plans offered to non-US investors may be eligible to purchase Class A shares with no sales charge.

6. Reorganizations. At the Fund's discretion, NAV eligibility may apply to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

7. Rights of Accumulation (ROA). The value of eligible accounts, regardless of class, maintained by you and you and your immediate family may be combined with the value of your current purchase to reach a sales discount level and to obtain the lower sales charge for your current purchase.

8. Letters of Intent (LOI). You may pay a lower sales charge when purchasing class A shares by signing a letter of intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the LOI within 13 months. If your LOI purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Class A, B, C, D, E, matured F, G and T shares) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act
     (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CMS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value at the time that the SWP is established. Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met. For redemptions in excess of 12% of the account's value at the time that the SWP is established, a CDSC will be charged on the SWP redemption. The 12% limit does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by CMD.

6. Qualified Retirement Plans. CDSCs may be waived on CMD shares sold by employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must be a participant in an alliance program th at has signed an agreement with Columbia Funds or CMD.

7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and
     (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

8. Return of Commission. CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

9. Non-U.S. Investors. CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

10. IRS Section 401 and 457. CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under
     Section 401 or 457 of the tax code.

11. Medical Payments. CDSCs may be waived on shares redeemed for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

12. Plans of Reorganization. At the Funds' discretion, CDSCs may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a fund is a party.

13. Charitable Giving Program. CDSCs may be waived on the sale of Class C or Class D shares sold by a non-profit organization qualified under Section 501(c)(3) of the tax code in connection with the Banc of America Capital Management Charitable Giving Program.

14. The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling or delay sending proceeds from your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction to CMS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CMS and many banks. Additional documentation may be required for sales by corporations, agents, fiduciaries, surviving joint owners, individual retirement account holders and other legal entities. Call CMS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, FSF's are responsible for furnishing all necessary documentation to CMS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN (SWP). The shareholder may establish a SWP. A specified dollar amount, share amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawalsof shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their share account may do so but may be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CMS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in "street name" must be made payable to the back office via the NSCC.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions by check and ACH are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, to a pre-existing bank account or furnishing a signature guaranteed request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CMS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address account and taxpayer identification numbers. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions apply to retirement plan accounts.

CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A and Z shares of certain Funds)

Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CMS will provide checks to be drawn on Mellon Trust of New England, N.A. (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks., However, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON-CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, a Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

INFORMATION APPLICABLE TO CLASS G AND CLASS T SHARES

The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the Funds are subject to a front-end sales charge. Investments in Class G shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.15% and 0.30%, respectively, of the Fund's average daily net assets attributable to its Class T shares. Class G shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.80% and 0.95%, respectively, of the Fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares. Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.

CLASS T SHARES. The public offering price for Class T shares of the Funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 to $25,000,000. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                                    REALLOWANCE TO
                                     REALLOWANCE TO DEALERS        DEALERS AS A % OF
                                    AS A % OF OFFERING PRICE        OFFERING PRICE
      AMOUNT OF TRANSACTION          PER SHARE - BOND FUNDS    PER SHARE - EQUITY FUNDS
      ---------------------         ------------------------   ------------------------
Less than $50,000                             4.25                       5.00
$50,000 but less than $100,000                3.75                       3.75
$100,000 but less than $250,000               2.75                       2.75
$250,000 but less than $500,000               2.00                       2.00
$500,000 but less than $1,000,000             1.75                       1.75
$1,000,000 and over                           0.00                       0.00

The appropriate reallowance to dealers will be paid by CMD to broker-dealer organizations which have entered into agreements with CMD. The reallowance to dealers may be changed from time to time.

Certain affiliates of the Advisor may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of Bank of America Corporation's affiliates.

INFORMATION APPLICABLE TO CERTAIN CLASS G SHARES RECEIVED BY FORMER GALAXY FUND RETAIL B SHAREHOLDERS IN CONNECTION WITH THE GALAXY/LIBERTY REORGANIZATION. The following table describes the CDSC schedul e applicable to Class G shares received by former Galaxy Fund Retail B shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 None

Class G shares received in exchange for Galaxy Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares seven years after purchase. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Asset Allocation Fund and/or International Equity Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.50
Through second year                   5.00
Through third year                    4.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Through the seventh year              None
Longer than seven years               None

If you acquired Retail B Shares in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class T shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

CLASS G SHARES PURCHASED AFTER THE GALAXY/LIBERTY REORGANIZATION. The public offering price for Class G shares of the Funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within seven years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from CMD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Columbia may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a Fund. See "Class T Shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to CMD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares. Class G shares of a Fund will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow CMD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.

Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - (i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a Fund, and subsequently acquires additional Class G shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the Fund, including those acquired through reinvestment, will convert to Class T shares of the Fund on the same date.

INFORMATION APPLICABLE TO CERTAIN CLASS B SHAREHOLDERS

Except for the following, Class B Share Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.

The following table describes the CDSC schedule applicable to Class B shares received by Galaxy Quality Plus Bond Fund shareholders in exchange for Prime B Shares in connection with the Galaxy/Liberty reorganization.

SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

     Automatic conversion to Class A shares occurs eight years after purchase.

     The Class B share discount program for purchases of $250,000 or more is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

INFORMATION APPLICABLE TO CERTAIN CLASS A SHAREHOLDERS:

     Except as set forth in the following paragraph, Class A share CDSCs are described in the Prospectuses:

     Class A shares received by former Galaxy High Quality Bond Fund shareholders in exchange for Prime A Shares in connection with the Galaxy/Liberty reorganization of that Fund are subject to a 1% CDSC upon redemption of such Class A shares if the Prime A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.

Shares of some Funds that pay daily dividends (include Funds) will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. Shares of some Funds that pay daily dividends (exclude Funds) Columbia will be earned starting with the day after that Fund receives payments for the shares. To determine whether a particular Fund is an include or exclude fund, customers can call 1-800-345-6611.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of certain other funds. The prospectus of each Fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange Consult CMS before requesting an exchange.

If you acquire Class A shares of an international fund by exchange from any other fund, you will not be permitted to exchange those shares into another fund for 30 calendar days, although you may redeem those shares at any time. An exchange order received prior to the expiration of the 30-day period will not be honored.

By calling CMS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CMS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CMS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CMS may require customary additional documentation. Prospectuses of the other Funds are available from the CMD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

Consult your FSF or CMS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund. Sales charges may apply for exchanges from money market funds.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Trust has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2005. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust's By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series. Shares of each Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

          Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

          Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

AAA bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

AA bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

BA bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Prime-1 Highest Quality
          Prime-2 Higher Quality
          Prime-3 High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these securities, and 'D' represents the lowest potential for recovery.

                                   APPENDIX II

                   COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA")
                      PROXY VOTING POLICIES AND PROCEDURES
                 ADOPTED JULY 1, 2003 AND REVISED MARCH 4, 2005

POLICY:

ALL PROXIES(1) REGARDING CLIENT SECURITIES FOR WHICH COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA") HAS ASSUMED AUTHORITY TO VOTE SHALL, UNLESS CMA DETERMINES IN ACCORDANCE WITH POLICIES STATED BELOW TO ABSTAIN FROM VOTING, BE VOTED IN A MANNER CONSIDERED BY CMA TO BE IN THE BEST INTEREST OF CMA'S CLIENTS, INCLUDING THE CMG FAMILY FUNDS(2) AND THEIR SHAREHOLDERS, WITHOUT REGARD TO ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES. THE BEST INTEREST OF CLIENTS IS DEFINED FOR THIS PURPOSE AS THE INTEREST OF ENHANCING OR PROTECTING THE ECONOMIC VALUE OF CLIENT ACCOUNTS, CONSIDERED AS A GROUP RATHER THAN INDIVIDUALLY, AS CMA DETERMINES IN ITS SOLE AND ABSOLUTE DISCRETION. IN THE EVENT A CLIENT BELIEVES THAT ITS OTHER INTERESTS REQUIRE A DIFFERENT VOTE, CMA SHALL VOTE AS THE CLIENT CLEARLY INSTRUCTS, PROVIDED CMA RECEIVES SUCH INSTRUCTIONS IN TIME TO ACT ACCORDINGLY.

CMA ENDEAVORS TO VOTE, IN ACCORDANCE WITH THIS POLICY, ALL PROXIES OF WHICH IT BECOMES AWARE, SUBJECT TO THE FOLLOWING EXCEPTIONS (UNLESS OTHERWISE AGREED) WHEN CMA EXPECTS TO ROUTINELY ABSTAIN FROM VOTING:

     1. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE THE SECURITY HAS BEEN LOANED FROM THE CLIENT'S ACCOUNT.

     2. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE CMA DEEMS THE COSTS TO THE CLIENT AND/OR THE ADMINISTRATIVE INCONVENIENCE OF VOTING THE SECURITY (E.G., SOME FOREIGN SECURITIES) OUTWEIGH THE BENEFIT OF DOING SO.

CMA SEEKS TO AVOID THE OCCURRENCE OF ACTUAL OR APPARENT MATERIAL CONFLICTS OF INTEREST IN THE PROXY VOTING PROCESS BY VOTING IN ACCORDANCE WITH PREDETERMINED VOTING GUIDELINES, AS STATED BELOW. FOR THOSE PROXY PROPOSALS THAT REQUIRE SPECIAL CONSIDERATION OR IN INSTANCES WHERE SPECIAL CIRCUMSTANCES MAY REQUIRE VARYING FROM THE PREDETERMINED GUIDELINES, THE CMG PROXY COMMITTEE WILL DETERMINE THE BEST INTEREST OF CMA'S CLIENTS AND VOTE ACCORDINGLY, WITHOUT CONSIDERATION OF ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES.

OVERVIEW:

CMA's policy is based upon its fiduciary obligation to act in its clients' best interest. Citing this obligation, the SEC has adopted rules pursuant to the Investment Advisers Act of 1940 and Investment Company Act of 1940 with respect to proxy voting.

PROCEDURE:

I. ACCOUNT POLICIES

Except as otherwise directed by the client, CMA shall vote as follows:

SEPARATELY MANAGED ACCOUNTS

CMA shall vote proxies on securities held in its separately managed accounts.

COLUMBIA TRUST COMPANY (CTC) TRUST POOLS

CMA shall vote proxies on securities held in the trust pools.

CMG FAMILY FUNDS/CMA FUND TRUST

CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

COLUMBIA PRIVATE PORTFOLIO

CMA shall vote proxies on securities held in its separately managed accounts.

ALTERNATIVE INVESTMENT GROUP

----------
(1) The term "proxy" as used herein refers to consents, elections and authorizations solicited by any party with respect to securities of any sort.

(2) A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

CMA's clients may invest in securities ("Alternative Investments") issued by alternative investment vehicles (i.e. hedge funds, private equity funds, and other alternative investment pools) that are structured as private limited partnerships ("LPs"), limited liability companies ("LLCs") or offshore corporations. Generally, CMA's Alternative Investment Group ("AIG") is the platform through which CMA provides advisory services relating to Alternative Investments.

The voting rights of Alternative Investments generally are rights of contract set forth in the limited liability company or limited partnership agreement, in the case of LLCs and LPs, or Memorandum and Articles of Association or By-laws, in the case of offshore corporations. Also, as privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, proxies are not solicited regarding Alternative Investment vehicles. Instead, consents may be solicited from members, limited partners or shareholders.

Because of the unique characteristics of Alternative Investments, CMA has a tailored process for voting Alternative Investment proxies and consents.

Process

AIG will vote all Alternative Investment proxies and consents in accordance with this Policy. The committee voting AIG proxies consists of AIG senior management, investment and operations professionals. Conflicts of interest are to be monitored and resolved as set forth in this Policy.

II. PROXY COMMITTEE

CMA shall establish a Proxy Committee whose standing members shall include the head of core equity, head of value, head of growth, head of income strategies, head of equity research and head of fixed income research. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf.

The Proxy Committee's functions shall include, in part,

          (a) direction of the vote on proposals where there has been a recommendation to the Committee, pursuant to Section IV.B, not to vote according to the predetermined Voting Guidelines stated in Section IV.A or on proposals which require special, individual consideration in accordance with Section IV.C;

          (b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

          (c) review at least annually of existing Voting Guidelines and need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

          (d) development and modification of Voting Procedures, as stated in
          Section V, as it deems appropriate or necessary.

The Proxy Committee shall establish a charter, which shall set forth the Committee's purpose, membership and operation. The Committee's charter shall be consistent, in all material respects, with this policy and procedure.

III. CONFLICTS OF INTEREST

With Other Bank of America Businesses

Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

Within CMA

Conflicts of interest may also arise from the business activities of CMA. For example, CMA might manage (or be seeking to manage) the assets of a benefit plan for an issuer. CMA may also be presented with an actual or apparent conflict of interest where proxies of securities issued by BAC or a CMG Family Fund, for which CMA serves as investment adviser, are to be voted for a client's account.

Management of Conflicts

CMA's policy is to always vote proxies in the best interest of its clients, as a whole, without regard to its own self-interest or that of its affiliates. BAC as well as CMA has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

          1. BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or (as in the case of BACAP associates) non-trust fiduciary responsibilities, including investment decision-making and proxy voting.

          2. In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.

          3. Within CMA, CMA's Code of Ethics affirmatively requires that associates of CMA act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's Clients.

          4. By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

               - To disclose to the chairperson of the Proxy Committee and the chairperson to the head of CMG Compliance any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA shall vote proxies. In the event the chairperson of the Proxy Committee has a conflict of interest regarding a given matter, he or she shall abstain from participating in the Committee's determination of whether and/or how to vote in the matter; and

               - To refrain from taking into consideration, in the decision as to whether or how CMA shall vote proxies:

                    - The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

                    - Any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of CMA or BAC.

Where a material conflict of interest is determined to have arisen in the proxy voting process that may not be adequately mitigated by voting in accordance with the predetermined Voting Guidelines, CMA's policy is to invoke one or more of the following conflict management procedures:

1. Convene the Proxy Committee for the purpose of voting the affected proxies in a manner that is free of the conflict.

2. Causing the proxies to be voted in accordance with the recommendations of a qualified, independent third party, which may include CMA's proxy voting agent.

3. In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

IV. VOTING GUIDELINES

A. THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING PROXIES:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

     - Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

          However, CMA generally will WITHHOLD votes from pertinent director nominees if:

               (i) the board as proposed to be constituted would have more than one-third of its members from management;

               (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);

               (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);

               (iv) a director serves on more than six public company boards;

               (v) the CEO serves on more than two public company boards other than the company's board.

          On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

     - Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.

     - Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

     - Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

          -    Established governance standards and guidelines.

          - Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.

          - Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

          - A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

          - Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

          - The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

     - Proposals that grant or restore shareholder ability to remove directors with or without cause.

     - Proposals to permit shareholders to elect directors to fill board vacancies.

     - Proposals that encourage directors to own a minimum amount of company stock.

     -    Proposals to provide or to restore shareholder appraisal rights.

     -    Proposals to adopt cumulative voting.

     -    Proposals for the company to adopt confidential voting.

CMA generally will vote AGAINST:

     - Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

     - Proposals that give management the ability to alter the size of the board without shareholder approval.

     - Proposals that provide directors may be removed only by supermajority vote.

     -    Proposals to eliminate cumulative voting.

     - Proposals which allow more than one vote per share in the election of directors.

     - Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

     - Proposals that mandate a minimum amount of company stock that directors must own.

     -    Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

     - Director and officer indemnification and liability protection. CMA is opposed to entirely eliminating directors' and officers' liability for monetary damages for violating the duty of care. CMA is also opposed to expanding coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. CMA supports proposals which provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he/she reasonably believed was in the best interests of the company, AND (ii) if the director's legal expenses would be covered.

     - Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

     - Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 10% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

     - Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

     -    Proposals asking a company to expense stock options.

     -    Proposals to put option repricings to a shareholder vote.

     - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

CMA generally will vote AGAINST:

     - Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.

     - Proposals to authorize the replacement or repricing of out-of-the money options.

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

     - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

          For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

     - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

     - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

     - Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

     - CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

     - CMA generally votes FOR shareholder proposals to eliminate a poison pill.

     - CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

     - CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.

Supermajority vote

     - CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

     - CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

     - Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

     - Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

          -    Credible reason exists to question:

               - The auditor's independence, as determined by applicable regulatory requirements.

               - The accuracy or reliability of the auditor's opinion as to the company's financial position.

          - Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.

     - Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

     - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

     - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

     - Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

     - Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.

CMA will vote AGAINST:

     - Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

     - Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

     - Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

     - FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

     - FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

     - Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

     - Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

     - Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

     - Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.

     - Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.

     - Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

8.  Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

     -    Board structure

     -    Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     - Ignore a shareholder proposal that is approved by a majority of shares outstanding;

     - Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

     -    Are interested directors and sit on the audit or nominating committee;
          or

     - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

     -    Past performance relative to its peers

     -    Market in which fund invests

     - Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

     - Past shareholder activism, board activity and votes on related proposals

     -    Strategy of the incumbents versus the dissidents

     -    Independence of incumbent directors; director nominees

     -    Experience and skills of director nominees

     -    Governance profile of the company

     -    Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Past performance as a closed-end fund

     -    Market in which the fund invests

     -    Measures taken by the board to address the discount

     - Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

     -    Proposed and current fee schedules

     -    Fund category/investment objective

     -    Performance benchmarks

     -    Share price performance as compared with peers

     -    Resulting fees relative to peers

     -    Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

     -    Stated specific financing purpose

     -    Possible dilution for common shares

     -    Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

     -    Potential competitiveness

     -    Regulatory developments

     -    Current and potential returns

     -    Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a nonfundamental restriction, considering the following factors:

     -    Fund's target investments

     -    Reasons given by the fund for the change

     -    Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:

     -    Political/economic changes in the target market

     -    Consolidation in the target market

     -    Current asset composition

Change in Fund's Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:

     -    Potential competitiveness

     -    Current and potential returns

     -    Risk of concentration

     -    Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

     -    Strategies employed to salvage the company

     -    Past performance of the fund

     -    Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

     -    The degree of change implied by the proposal

     -    The efficiencies that could result

     -    The state of incorporation; net effect on shareholder rights

     -    Regulatory standards and implications

CMA will vote FOR:

     - Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

     - Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

     -    Proposals enabling the Board to:

          -    Change, without shareholder approval the domicile of the fund

          - Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

     -    Regulations of both states

     -    Required fundamental policies of both states

     -    The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Fees charged to comparably sized funds with similar objectives

     -    The proposed distributor's reputation and past performance

     -    The competitiveness of the fund in the industry

     -    Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Resulting fee structure

     -    Performance of both funds

     -    Continuity of management personnel

     -    Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

     -    Performance of the fund's NAV

     -    The fund's history of shareholder relations

     -    The performance of other funds under the adviser's management

9. Alternative Investment Group ("AIG") Matters

The AIG Proxy Sub-Committee generally will vote in accordance with the guidelines set forth in this policy. With respect to matters that are not addressed by the guidelines, the AIG Proxy Sub-Committee will vote each such matter on a CASE-BY-CASE basis.

B. ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.

A Portfolio Manager, sub-adviser or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines stated in Section IV.A. In this situation, he or she shall request that the Proxy Committee consider voting the proxy other than according such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption.

C. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The following proposals require special, individual consideration. The Proxy Committee will determine how proxies related to all such proposals will be voted.

               1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

               2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

               3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

               4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

               5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified in Section IV.A.

               6. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

               7. PREEMPTIVE RIGHTS. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines set forth in Section IV above. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to effect the purposes of this Policy.

     - CMA shall use an independent, third-party vendor (currently Institutional Shareholder Services ("ISS")), to implement its proxy voting process as CMAs proxy voting agent. This retention is subject to CMA continuously assessing the vendor's independence from CMA and its affiliates, and the vendor's ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with CMA's proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor's other clients and the owners, officers or employees of any such firm, on the one hand, and CMA's clients, on the other hand. As means of performing this assessment, CMA will require various reports and notices from the vendor, as well as periodic audits of the vendor's voting record and other due diligence.

     - ISS shall provide proxy analysis and record keeping services in addition to voting proxies on behalf of CMA in accordance with this Policy.

     - On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in all accounts over which CMA has voting authority. Information regarding equity holdings for international portfolio shall be sent weekly.

     - ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be promptly noted and resolved by ISS, with notice to CMA.

     - Whenever a vote is solicited, ISS shall execute the vote according to CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section IV.A.

     - If ISS is not sure how to vote a particular proxy, then ISS will issue a request for voting instructions to CMA over a secure website. CMA personnel shall check this website regularly. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's understanding of the Voting Guidelines previously delivered to ISS. CMA shall promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

     - Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

     - ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

VI. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in CMA's Form ADV. Upon receipt of a Client's request for more information, CMA will provide to the Client a copy of this Policy and/or how CMA voted proxies for the Client pursuant to this Policy for up to a one-year period.

              COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
              COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
               COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

                                  (THE "FUNDS")

     SUPPLEMENT TO THE PROSPECTUSES DATED MARCH 1, 2005 (THE "PROSPECTUSES")

    The Prospectuses are hereby supplemented with the following information:

         1. The date on the front cover of each of the Prospectuses is revised to read "________________, 2005."

         2. The "Calendar Year Total Returns" and "Average Annual Total Returns" tables for each Fund in the sections entitled "Performance History" are updated and restated in their entirety as follows:

         3. The following sentence is added to the section entitled "Performance History":

         Year-to-date performance through ____________, 2005 for the following share classes of the Funds were as follows:

COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

                                    Class A --       ___%
                                    Class T --       ___%
                                    Class Z --       ___%

COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

                                    Class A --       ___%
                                    Class T --       ___%
                                    Class Z --       ___%

COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

                                    Class A --       ___%
                                    Class T --       ___%
                                    Class Z --       ___%

COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND

                                    Class A --       ___%
                                    Class T --       ___%

                                    Class Z --       ___%

COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

                                    Class A --       ___%
                                    Class T --       ___%
                                    Class Z --       ___%

         4. The "Annual Fund Operating Expenses" and "Example Expenses" tables for each Fund in the sections entitled "Your Expenses" are updated and restated in their entirety as follows:

COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                         CLASS A  CLASS B   CLASS C   CLASS T   CLASS G  CLASS Z
                         -------  -------   -------   -------   -------  -------
Management fee (%)(1)(2)  [0.55]   [0.55]    [0.55]    [0.55]    [0.55]  [0.55]

Distribution and service  [0.25]   [1.00] [1.00(3)]    [0.00] [0.80(4)]  [0.00]
 (12b-1) fees (%)

Other expenses (%)        [0.18]   [0.18]    [0.18] [0.33(5)]    [0.18]  [0.18]

Total annual fund
  operating               [0.98]   [1.73] [1.73(3)]    [0.88]    [1.53]  [0.73]

[(1) The Fund pays a management fee of 0.48% and an administration fee of 0.07%.]

[(2) Management fee has been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.]

[(3) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table, the 12b-1 fee for Class C shares would be 0.65% and total annual fund operating expenses for Class C shares would be 1.38%. This arrangement may be modified or terminated by the distributor at any time.]

[(4) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.80% during the current fiscal year.]

[(5) The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of such Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services) but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year.]

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

                                                                     1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                                                     ------      -------      -------      --------
Class A                                                              [$570]       [$772]       [$991]      [$1,619]

Class B:           did not sell your shares                          [$176]       [$545]       [$939]      [$1,842]
                   sold all your shares at end of period             [$676]       [$845]     [$1,139]      [$1,842]

Class C:           did not sell your shares                          [$176]       [$545]       [$939]      [$2,041]
                   sold all your shares at end of period             [$276]       [$545]       [$939]      [$2,041]

Class T                                                              [$561]       [$742]       [$939]      [$1,508]

Class G:           did not sell your shares                          [$156]       [$483]       [$834]      [$1,648]
                   sold all your shares at end of period             [$656]       [$883]     [$1,134]      [$1,648]

Class Z                                                               [$75]       [$233]       [$406]        [$906]

COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                     CLASS A    CLASS B   CLASS C   CLASS T     CLASS G    CLASS Z
                                     -------    -------   -------   -------     -------    -------
Management fee (%)(1)(2)             [0.55]     [0.55]     [0.55]     [0.55]     [0.55]     [0.55]

Distribution and service             [0.25]     [1.00]  [1.00(3])     [0.00]  [0.80(4)]     [0.00]
 (12b-1) fees (%)

Other expenses (%)                   [0.11]     [0.11]     [0.11]  [0.26(5)]     [0.11]     [0.11]

Total annual fund operating          [0.91]     [1.66]  [1.66(3)]     [0.81]     [1.46]     [0.66]
 expenses (%)

[(1) The Fund pays a management fee of 0.48% and an administration fee of 0.07%.]

[(2) Management fee has been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.]

[(3) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table, the 12b-1 fee for Class C shares would be 0.65% and total annual fund operating expenses for Class C shares would be 1.31%. This arrangement may be modified or terminated by the distributor at any time.]

[(4) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.80% during the current fiscal year]

[(5) The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of such Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services) but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year.]

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

                                                                    1 YEAR       3 YEARS      5 YEARS      10 YEARS
                                                                    ------       -------      -------      --------
Class A                                                              [$563]       [$751]       [$955]      [$1,541]

Class B:           did not sell your shares                          [$169]       [$523]       [$902]      [$1,766]
                   sold all your shares at end of period             [$669]       [$823]     [$1,102]      [$1,766]

Class C:           did not sell your shares                          [$169]       [$523]       [$902]      [$1,965]
                   sold all your shares at end of period             [$269]       [$523]       [$902]      [$1,965]

Class T                                                              [$554]       [$721]       [$903]      [$1,429]

Class G:           did not sell your shares                          [$149]       [$462]       [$797]      [$1,570]
                   sold all your shares at end of period             [$649]       [$862]     [$1,097]      [$1,570]

Class Z                                                               [$67]       [$211]       [$368]        [$822]

COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                     CLASS A          CLASS B         CLASS C         CLASS T          CLASS G          CLASS Z
                                     -------          -------         -------         -------          -------          -------
Management fee (%)(1)(2)              [0.55]           [0.55]           [0.55]           [0.55]           [0.55]        [0.55]


Distribution and service              [0.25]           [1.00]        [1.00(3)]           [0.00]        [0.80(4)]        [0.00]
 (12b-1) fees (%)


Other expenses (%)(5)                 [0.23]           [0.23]           [0.23]        [0.38(6)]           [0.23]        [0.23]


Total annual fund operating           [1.03]           [1.78]        [1.78(3)]           [0.93]           [1.58]        [0.78]
 expenses (%)

[(1) The Fund pays a management fee of 0.48% and an administration fee of 0.07%.]

[(2) Management fee has been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.]

[(3) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table, the 12b-1 fee for Class C shares would be 0.65% and total annual fund operating expenses for Class C shares would be 1.43%. This arrangement may be modified or terminated by the distributor at any time.]

[(4) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.80% during the current fiscal year.]

[(5) Other expenses have been restated to reflect changes to the transfer agency fees for the Fund effective January 1, 2004.]

[(6) The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of such Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services) but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year.]

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

                                                                    1 YEAR       3 YEARS     5 YEARS       10 YEARS
Class A                                                              [$575]       [$787]     [$1,017]      [$1,675]

Class B:           did not sell your shares                          [$181]       [$560]       [$964]      [$1,897]
                   sold all your shares at end of period             [$681]       [$860]     [$1,164]      [$1,897]

Class C:           did not sell your shares                          [$181]       [$560]       [$964]      [$2,095]
                   sold all your shares at end of period             [$281]       [$560]       [$964]      [$2,095]

Class T                                                              [$565]       [$757]       [$965]      [$1,564]

Class G:           did not sell your shares                          [$161]       [$499]       [$860]      [$1,704]
                   sold all your shares at end of period             [$661]       [$899]     [$1,160]      [$1,704]

Class Z                                                               [$80]       [$249]       [$433]        [$966]

COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                    CLASS A       CLASS B       CLASS C        CLASS T        CLASS G         CLASS Z
                                    -------       -------       -------        -------        -------         -------
Management fee (%)(1)(2)            [0.55]         [0.55]         [0.55]         [0.55]         [0.55]         [0.55]


Distribution and service            [0.25]         [1.00]      [1.00(3)]         [0.00]      [0.80(4)]         [0.00]
 (12b-1) fees (%)


Other expenses (%)(5)               [0.26]         [0.26]         [0.26]      [0.41(6)]         [0.26]         [0.26]


Total annual fund operating         [1.06]         [1.81]      [1.81(3)]         [0.96]         [1.61]         [0.81]
 expenses (%)

[(1) The Fund pays a management fee of 0.48% and an administration fee of 0.07%.]

[(2) Management fee has been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.]

[(3) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table, the 12b-1 fee for Class C shares would be 0.65% and total annual fund operating expenses for Class C shares would be 1.46%. This arrangement may be modified or terminated by the distributor at any time.]

[(4) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.80% during the current fiscal year.]

[(5) Other expenses have been restated to reflect changes to the transfer agency fees for the Fund effective January 1, 2004.]

[(6) The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of such Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services) but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year.]

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

                                                                    1 YEAR       3 YEARS     5 YEARS       10 YEARS
                                                                    ------       -------     -------       --------
Class A                                                              [$578]       [$796]     [$1,032]      [$1,708]

Class B:           did not sell your shares                          [$184]       [$569]       [$980]      [$1,930]
                   sold all your shares at end of period             [$684]       [$869]     [$1,180]      [$1,930]

Class C:           did not sell your shares                          [$184]       [$569]       [$980]      [$2,127]
                   sold all your shares at end of period             [$284]       [$569]       [$980]      [$2,127]

Class T                                                              [$568]       [$766]       [$981]      [$1,597]

Class G:           did not sell your shares                          [$164]       [$508]       [$876]      [$1,737]
                   sold all your shares at end of period             [$664]       [$908]     [$1,176]      [$1,737]

Class Z                                                               [$83]       [$259]       [$450]      [$1,002]

COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                   CLASS A      CLASS B      CLASS C       CLASS T       CLASS G        CLASS Z
                                   -------      -------      -------       -------       -------        -------
Management fee (%)(1)(2)           [0.55]        [0.55]        [0.55]        [0.55]        [0.55]        [0.55]


Distribution and service           [0.25]        [1.00]     [1.00(3)]        [0.00]     [0.80(4)]        [0.00]
 (12b-1) fees (%)


Other expenses (%)(5)              [0.19]        [0.19]        [0.19]     [0.19(5)]        [0.19]        [0.19]


Total annual fund operating        [0.99]        [1.74]     [1.74(3)]        [0.74]        [1.54]        [0.74]
 expenses (%)


[(1) The Fund pays a management fee of 0.48% and an administration fee of 0.07%.]

[(2) Management fee has been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.]

[(3) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table, the 12b-1 fee for Class C shares would be 0.65% and total annual fund operating expenses for Class C shares would be 1.39%. This arrangement may be modified or terminated by the distributor at any time.]

[(4) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.80% during the current fiscal year.]

[(5) The Fund may pay shareholder service fees (which are included in other expenses) of up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services) but no such fees will be charged during the current fiscal year.]

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

                                                                    1 YEAR       3 YEARS     5 YEARS       10 YEARS
                                                                    ------       -------     -------       --------
Class A                                                              [$571]       [$775]       [$996]      [$1,630]

Class B:           did not sell your shares                          [$177]       [$548]       [$944]      [$1,853]
                   sold all your shares at end of period             [$677]       [$848]     [$1,144]      [$1,853]

Class C:           did not sell your shares                          [$177]       [$548]       [$944]      [$2,052]
                   sold all your shares at end of period             [$277]       [$548]       [$944]      [$2,052]

Class T                                                              [$547]       [$700]       [$867]      [$1,350]

Class G:           did not sell your shares                          [$157]       [$486]       [$839]      [$1,619]
                   sold all your shares at end of period             [$657]       [$886]     [$1,139]      [$1,619]

Class Z                                                               [$76]       [$237]       [$411]        [$918]

         5. The section entitled "Financial Highlights" is updated and restated in its entirety as follows:

Selected data for a share outstanding throughout each period is as follows:

COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND


CLASS A SHARES                      (UNAUDITED) SIX            YEAR ENDED            PERIOD ENDED
                                      MONTHS ENDED             OCTOBER 31,           OCTOBER 31,
                                     APRIL 30, 2005               2004               2003 (a)(b)
                                     ---------------          ---------------       ---------------
NET ASSET VALUE, BEGINNING OF
   PERIOD                            $         11.04          $         10.99       $         10.98
                                     ---------------          ---------------       ---------------

INCOME FROM INVESTMENT
   OPERATIONS:

Net investment income (c)                       0.18                     0.34                  0.36(d)
Net realized and unrealized
   gain (loss) on investments
   and futures contracts                       (0.13)                    0.07                    --(e)
                                     ---------------          ---------------       ---------------
Total from investment operations                0.05                     0.41                  0.36
                                     ---------------          ---------------       ---------------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                     (0.18)                   (0.36)                (0.35)
                                     ---------------          ---------------       ---------------
NET ASSET VALUE, END OF PERIOD       $         10.91          $         11.04       $         10.99
Total return (f)                                0.51%(g)                 3.76%                 3.32%(g)(h)
                                     ---------------          ---------------       ---------------

RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Expenses (i)                                    0.95%(j)                 1.05%                 1.01%(j)
Net investment income (i)                       3.39%(j)                 3.13%                 3.29%(j)
Waiver/reimbursement                              --                       --                  0.20%(j)
Portfolio turnover rate                            3%(g)                   16%                   15%
Net assets end of period (000s)      $        12,568          $        13,173       $        11,186
                                     ---------------          ---------------       ---------------

(a) On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b) Class A shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.34.

(e)      Rounds to less than $0.01 per share.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)      Not annualized.

(h) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)      Annualized.

CLASS B SHARES                     (UNAUDITED) SIX                            PERIOD ENDED
                                     MONTHS ENDED            YEAR ENDED      OCTOBER 31, 2003
                                    APRIL 30, 2005        OCTOBER 31, 2004        (a)(b)
                                    --------------        ----------------   ----------------
NET ASSET VALUE, BEGINNING OF
   PERIOD                            $      11.04          $      10.99       $      10.98
                                     ------------          ------------       ------------
INCOME FROM INVESTMENT
   OPERATIONS:

Net investment income (c)                    0.14                  0.26               0.28(d)
Net realized and unrealized
   gain (loss) on investments
   and futures contracts                    (0.13)                 0.06                 --(e)
                                     ------------          ------------       ------------
Total from investment operations             0.01                  0.32               0.28
                                     ------------          ------------       ------------

LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                  (0.14)                (0.27)             (0.27)
                                     ------------          ------------       ------------
NET ASSET VALUE, END OF PERIOD       $      10.91          $      11.04       $      10.99
Total return (f)                             0.13%(g)              2.99%              2.57%(g)(h)
                                     ------------          ------------       ------------
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Expenses (i)                                 1.70%(j)              1.80%              1.77%(j)
Net investment income (i)                    2.65%(j)              2.38%              2.54%(j)
Waiver/reimbursement                           --                    --               0.20%(j)
Portfolio turnover rate                         3%(g)                16%                15%
Net assets end of period (000s)      $      5,448          $      6,036       $      5,368
                                     ------------          ------------       ------------


(a) On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b) Class B shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.26.

(e)      Rounds to less than $0.01 per share.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)      Not annualized.

(h) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)      Annualized.

CLASS C SHARES                      (UNAUDITED) SIX                              PERIOD ENDED
                                      MONTHS ENDED          YEAR ENDED         OCTOBER 31, 2003
                                    APRIL 30, 2005       OCTOBER 31, 2004           (a)(b)
                                    --------------       ----------------      ----------------
NET ASSET VALUE, BEGINNING OF
   PERIOD                            $      11.04          $      10.99          $      10.98
                                     ------------          ------------          ------------
INCOME FROM INVESTMENT
   OPERATIONS:


Net investment income (c)                    0.16                  0.30                  0.32(d)
Net realized and unrealized
   gain (loss) on investments
   and futures contracts                    (0.13)                 0.06                    --(e)
                                     ------------          ------------          ------------
Total from investment operations             0.03                  0.36                  0.32
                                     ------------          ------------          ------------

LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                  (0.16)                (0.31)                (0.31)
                                     ------------          ------------          ------------
NET ASSET VALUE, END OF PERIOD       $      10.91          $      11.04          $      10.99
Total return (f)                             0.31%(h)              3.35%(g)              2.93%(h)(g)
                                     ------------          ------------          ------------
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Expenses (i)                                 1.35%(j)              1.45%                 1.41%(j)
Net investment income (i)                    3.00%(j)              2.73%                 2.91%(j)
Waiver/reimbursement                         0.35%(j)              0.35%                 0.55%(j)
Portfolio turnover rate                         3%(h)                16%                   15%
Net assets end of period (000s)      $     10,337          $     11,408          $     13,638
                                     ------------          ------------          ------------

(a) On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b) Class C shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.26.

(e)      Rounds to less than $0.01 per share.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)      Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)      Annualized.

CLASS G SHARES                              (UNAUDITED)
                                            SIX MONTHS                  YEAR ENDED OCTOBER 31,                   PERIOD ENDED
                                            ENDED APRIL       -------------------------------------------        OCTOBER 31,
                                             30, 2005           2004          2003(a)(b)         2002               2001(c)
                                            -----------       ---------       ---------         ---------          ---------
NET ASSET VALUE, BEGINNING OF PERIOD         $   11.04        $   10.99       $   10.98         $   10.92          $   10.69
                                             ---------        ---------       ---------         ---------          ---------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                             0.15(d)          0.28(d)         0.32(d)(e)        0.34(e)(f)         0.23(e)
Net realized and unrealized gain (loss) on
   investments and futures contracts             (0.13)            0.07              --(g)           0.06(f)            0.23
                                             ---------        ---------       ---------         ---------          ---------
Total from investment operations                  0.02             0.35            0.32              0.40               0.46
                                             ---------        ---------       ---------         ---------          ---------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                       (0.15)           (0.30)          (0.31)            (0.34)             (0.23)
                                             ---------        ---------       ---------         ---------          ---------
NET ASSET VALUE, END OF PERIOD               $   10.91        $   11.04       $   10.99         $   10.98          $   10.92
Total return (h)                                  0.23%(i)         3.20%           2.92%(j)          3.79%(j)           4.33%(i)(j)
                                             ---------        ---------       ---------         ---------          ---------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
   DATA:
Expenses (k)                                      1.50%(l)         1.60%           1.63%             1.56%              1.69%(l)
Net investment income (k)                         2.86%(l)         2.58%           2.90%             3.21%(f)           3.21%(l)
Waiver/reimbursement                                --               --            0.20%             0.21%              0.19%(l)
Portfolio turnover rate                              3%(i)           16%             15%                3%                36%(i)
Net assets end of period (000s)              $     308        $     310       $     345         $     138          $      46
                                             ---------        ---------       ---------         ---------          ---------

(a) On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b) On November 18, 2002, the Galaxy Connecticut Intermediate Municipal Bond Fund, Retail B shares were redesignated Liberty Connecticut Intermediate Municipal Bond Fund, Class G shares.

(c) The Galaxy Connecticut Intermediate Municipal Bond Fund began issuing Retail B shares on March 1, 2001.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and the period ended October 31, 2001 was $0.30(d), $0.32 and
    $0.22, respectively.

(f) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(g) Rounds to less than $0.01 per share.

(h) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(i) Not annualized.

(j) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(k) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(l) Annualized.

CLASS T SHARES                  (UNAUDITED)
                                SIX MONTHS                         YEAR ENDED OCTOBER 31                          PERIOD ENDED
                                ENDED APRIL      -------------------------------------------------------------     OCTOBER 31,
                                 30, 2005           2004        2003(a)(b)           2002              2001          2000(c)
                                 ----------      ----------     ----------        ----------        ----------    ------------
NET ASSET VALUE, BEGINNING
   OF PERIOD                     $    11.04      $    10.99     $    10.98        $    10.92        $    10.41     $    10.22
                                 ----------      ----------     ----------        ----------        ----------     ----------
INCOME FROM INVESTMENT
   OPERATIONS:

Net investment income                  0.19(d)         0.36(d)        0.40(d)(e)        0.42(e)(f)        0.43(e)        0.15(d)(e)
Net realized and unrealized
   gain (loss) on investments
   and futures contracts              (0.13)           0.06             --(g)           0.06(f)           0.50           0.19
                                 ----------      ----------     ----------        ----------        ----------     ----------
Total from investment
   operations                          0.06            0.42           0.40              0.48              0.93           0.34
                                 ----------      ----------     ----------        ----------        ----------     ----------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income            (0.19)          (0.37)         (0.39)            (0.42)            (0.42)         (0.15)
                                 ----------      ----------     ----------        ----------        ----------     ----------
NET ASSET VALUE, END OF PERIOD   $    10.91      $    11.04     $    10.99        $    10.98        $    10.92     $    10.41
Total return (h)                       0.56%(i)        3.87%          3.64%(j)          4.51%(j)          9.10%(j)       3.23%(i)(j)
                                 ----------      ----------     ----------        ----------        ----------     ----------
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Expenses (k)                           0.85%(l)        0.95%          0.92%             0.87%             0.93%          0.95%(l)
Net investment income (k)              3.50%(l)        3.23%          3.61%             3.90%(f)          3.97%          4.20%(l)
Waiver/reimbursement                     --              --           0.20%             0.21%             0.19%          0.42%(l)
Portfolio turnover rate                   3%(i)          16%            15%                3%               36%            30%(i)
Net assets end of period (000s)  $   29,149      $   32,609     $   37,766        $   22,027        $   27,691     $       66
                                 ----------      ----------     ----------        ----------        ----------     ----------

(a) On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b) On November 18, 2002, the Galaxy Connecticut Intermediate Municipal Bond Fund, Retail A shares were redesignated Liberty Connecticut Intermediate Bond Fund, Class T shares.

(c) The Galaxy Connecticut Intermediate Municipal Bond Fund began issuing Retail A shares on June 26, 2000.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001 and the period ended October 31, 2000 was $0.38(d),
    $0.39, $0.41 and $0.14(d), respectively.

(f) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(g) Rounds to less than $0.01 per share.

(h) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(i) Not annualized.

(j) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(k) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(l) Annualized.

 CLASS Z SHARES          (UNAUDITED)                   YEAR ENDED OCTOBER 31,                          PERIOD
                         SIX MONTHS      -------------------------------------------------------       ENDED
                         ENDED APRIL                                                                 OCTOBER 31,     YEAR ENDED
                           30, 2005        2004        2003(a)(b)         2002           2001          2000(c)      MAY 31, 2000
                         -----------     ---------     ----------      ---------       ---------     -----------    ------------
NET ASSET VALUE,
   BEGINNING OF PERIOD    $   11.04      $   10.99     $   10.98       $   10.92       $   10.41     $   10.00        $   10.67
                          ---------      ---------     ---------       ---------       ---------     ---------        ---------
INCOME FROM INVESTMENT
   OPERATIONS:

Net investment income          0.20(d)        0.37(d)       0.41(d)(e)      0.44(e)(f)      0.44(e)       0.19(d)(e)       0.46
Net realized and
   unrealized gain
   (loss) on investments
   and futures contracts      (0.13)          0.06            --(g)         0.06(f)         0.51          0.41            (0.62)
                          ---------      ---------     ---------       ---------       ---------     ---------        ---------
Total from investment
   operations                  0.07           0.43          0.41            0.50            0.95          0.60            (0.16)
                          ---------      ---------     ---------       ---------       ---------     ---------        ---------
LESS DISTRIBUTIONS
   DECLARED TO
   SHAREHOLDERS:
From net investment
   income                     (0.20)         (0.38)        (0.40)          (0.44)          (0.44)        (0.19)           (0.46)
From net realized gains          --             --            --              --              --            --            (0.05)
                          ---------      ---------     ---------       ---------       ---------     ---------        ---------
Total distributions
   declared to
   shareholders               (0.20)         (0.38)        (0.40)          (0.44)          (0.44)        (0.19)           (0.51)
                          ---------      ---------     ---------       ---------       ---------     ---------        ---------
NET ASSET VALUE,
   END OF PERIOD          $   10.91      $   11.04     $   10.99       $   10.98       $   10.92     $   10.41        $   10.00
Total return (h)               0.63%(i)       4.02%         3.82%(j)        4.67%(j)        9.32%(j)      6.01%(i)(j)     (1.45)%(j)
                          ---------      ---------     ---------       ---------       ---------     ---------        ---------
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL
   DATA:
Expenses (k)                   0.70%(l)       0.80%         0.75%           0.72%           0.76%         0.78%(l)         0.80%
Net investment income (k)      3.65%(l)       3.38%         3.78%           4.05%(f)        4.14%         4.37%(l)         4.52%
Waiver/reimbursement             --             --          0.20%           0.20%           0.17%         0.16%(l)         0.32%
Portfolio turnover rate           3%(i)         16%           15%              3%             36%           30%(i)           30%
Net assets end
   of period (000s)       $ 129,535      $ 132,227     $ 145,145       $ 104,727       $ 113,952     $ 121,974        $ 148,902
                          ---------      ---------     ---------       ---------       ---------     ---------        ---------

(a) On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b) On November 18, 2002, the Galaxy Connecticut Municipal Bond Fund, Trust shares were redesignated Liberty Connecticut Intermediate Municipal Bond Fund, Class Z shares.

(c) The Fund commenced operations on August 1, 1994 as a separate portfolio (the "Predecessor Boston 1784 Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Boston 1784 Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Boston 1784 Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Boston 1784 Fund exchanged their shares for Trust shares and BKB shares of the Fund. Shareholders of the Predecessor Boston 1784 who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston N.A. received Trust shares of the Fund. Shareholders of the Predecessor Boston 1784 Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston N.A. received BKB shares of the Fund. On June 26, 2001, BKB shares converted into Retail A shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001 and the period ended October 31, 2000 was $0.39(d),
    $0.42, $0.42, and $0.18(d), respectively.

(f) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(g) Rounds to less than $0.01 per share.

(h) Total return at net asset value assuming all distributions reinvested.

(i) Not annualized.

(j) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(k) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(l) Annualized.

COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND


CLASS A SHARES                               (UNAUDITED) SIX                        PERIOD ENDED
                                               MONTHS ENDED       YEAR ENDED     OCTOBER 31, 2003
                                              APRIL 30, 2005   OCTOBER 31, 2004        (a)(b)
                                             ---------------   ----------------  ----------------
NET ASSET VALUE, BEGINNING OF PERIOD           $    10.87        $    10.82          $    10.72
                                               ----------        ----------          ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (c)                            0.18              0.36                0.33(i)
Net realized and unrealized gain (loss) on
   investments                                      (0.15)             0.05                0.10
                                               ----------        ----------          ----------
Total from investment operations                     0.03              0.41                0.43
                                               ----------        ----------          ----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                          (0.19)            (0.36)              (0.33)
From net realized gains                             (0.03)               --                  --
                                               ----------        ----------          ----------
Total distributions declared to shareholders        (0.22)            (0.36)              (0.33)
                                               ----------        ----------          ----------
NET ASSET VALUE, END OF PERIOD                 $    10.68        $    10.87          $    10.82
Total return (d)                                     0.27%(e)          3.91%               4.02%(e)(f)
                                               ----------        ----------          ----------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
   DATA:
Expenses (g)                                         0.92%(h)          0.98%               0.99%(h)
Net investment income (g)                            3.46%(h)          3.37%               3.24%(h)
Waiver/reimbursement                                   --                --                0.20%(h)
Portfolio turnover rate                                 9%(e)            12%                 11%
Net assets end of period (000s)                $   10,285        $   10,460          $    6,723
                                               ----------        ----------          ----------

(a) On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b) Class A shares were initially offered on December 9, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Not annualized.

(f) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h) Annualized.

(i) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003, was $0.31.

CLASS B SHARES                             (UNAUDITED) SIX                       PERIOD ENDED
                                             MONTHS ENDED       YEAR ENDED     OCTOBER 31, 2003
                                             APRIL 30, 2005   OCTOBER 31, 2004    (a)(b)
                                           ----------------   ---------------- -----------------
NET ASSET VALUE, BEGINNING OF PERIOD        $     10.87        $     10.82        $     10.72
                                            -----------        -----------        -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (c)                          0.14               0.28               0.25(i)
Net realized and unrealized gain (loss)
   on investments                                 (0.15)              0.05               0.10
                                            -----------        -----------        -----------
Total from investment operations                  (0.01)              0.33               0.35
                                            -----------        -----------        -----------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                        (0.15)             (0.28)             (0.25)
From net realized gains                           (0.03)                --                 --
                                            -----------        -----------        -----------
Total distributions declared to
   shareholders                                   (0.18)             (0.28)             (0.25)
                                            -----------        -----------        -----------
NET ASSET VALUE, END OF PERIOD              $     10.68        $     10.87        $     10.82
Total return (d)                                  (0.10)%(e)          3.13%              3.32%(e)(f)
                                            -----------        -----------        -----------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
   DATA:
Expenses (g)                                       1.67%(h)           1.73%              1.75%(h)
Net investment income (g)                          2.71%(h)           2.62%              2.48%(h)
Waiver/reimbursement                                 --                 --               0.20%(h)
Portfolio turnover rate                               9%(e)             12%                11%
Net assets end of period (000s)             $     3,475        $     3,790        $     3,820
                                            -----------        -----------        -----------

(a) On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b) Class B shares were initially offered on December 9, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e) Not annualized.

(f) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h) Annualized.

(i) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003, was $0.23.

CLASS C SHARES                               (UNAUDITED) SIX                             PERIOD ENDED
                                               MONTHS ENDED          YEAR ENDED        OCTOBER 31, 2003
                                             APRIL 30, 2005        OCTOBER 31, 2004         (a)(b)
                                             --------------        ----------------    -----------------
NET ASSET VALUE, BEGINNING OF PERIOD            $   10.87            $   10.82             $   10.72
                                                ---------            ---------             ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (c)                            0.16                 0.32                  0.29(i)
Net realized and unrealized gain (loss)
   on investments                                   (0.15)                0.05                  0.10
                                                ---------            ---------             ---------
Total from investment operations                     0.01                 0.37                  0.39
                                                ---------            ---------             ---------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                          (0.17)               (0.32)                (0.29)
From net realized gains                             (0.03)                  --                    --
                                                ---------            ---------             ---------
Total distributions declared to
   shareholders                                     (0.20)               (0.32)                (0.29)
                                                ---------            ---------             ---------
NET ASSET VALUE, END OF PERIOD                  $   10.68            $   10.87             $   10.82
Total return (d)(e)                                  0.07%(f)             3.49%                 3.65%(f)
                                                ---------            ---------             ---------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
   DATA:
Expenses (g)                                         1.32%(h)             1.38%                 1.39%(h)
Net investment income (g)                            3.06%(h)             2.97%                 2.82%(h)
Waiver/reimbursement                                 0.35%(h)             0.35%                 0.55%(h)
Portfolio turnover rate                                 9%(f)               12%                   11%
Net assets end of period (000s)                 $   7,245            $   7,666             $   7,621
                                                ---------            ---------             ---------

(a) On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b) Class C shares were initially offered on December 9, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.


(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h) Annualized.

(i) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003, was $0.23.

  CLASS G SHARES                      (UNAUDITED)                                                                   PERIOD
                                      SIX MONTHS                   YEAR ENDED OCTOBER 31,                            ENDED
                                      ENDED APRIL          ---------------------------------------------          OCTOBER 31,
                                      30, 2005               2004           2003(a)(b)           2002              2001(c)
                                      -----------          ---------        ----------         ---------          -----------
NET ASSET VALUE, BEGINNING OF PERIOD  $   10.87            $   10.82        $   10.76          $   10.67           $   10.44
                                      ---------            ---------        ---------          ---------           ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                      0.15(d)              0.31(d)          0.31(d)(k)         0.33(d)(e)(k)       0.22(k)
Net realized and unrealized gain
   (loss) on investments                  (0.15)                0.05             0.06               0.09(e)             0.23
                                      ---------            ---------        ---------          ---------           ---------
Total from investment operations          (0.00)                0.36             0.37               0.42                0.45
                                      ---------            ---------        ---------          ---------           ---------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                (0.16)               (0.31)           (0.31)             (0.33)              (0.22)
From net realized gains                   (0.03)                  --               --                 --                  --
                                      ---------            ---------        ---------          ---------           ---------
Total distributions declared to
   shareholders                           (0.19)               (0.31)           (0.31)             (0.33)              (0.22)
                                      ---------            ---------        ---------          ---------           ---------
NET ASSET VALUE, END OF PERIOD        $   10.68            $   10.87        $   10.82          $   10.76           $   10.67
Total return (f)                           0.00%(h)(l)          3.34%            3.45%(g)           3.97%(g)            4.41%(g)(h)
                                      ---------            ---------        ---------          ---------           ---------
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Expenses (i)                               1.47%(j)             1.53%            1.56%              1.52%               1.56%(j)
Net investment income (i)                  2.91%(j)             2.82%            2.84%              3.06%(e)            3.33%(j)
Waiver/reimbursement                         --                   --             0.20%              0.20%               0.18%(j)
Portfolio turnover rate                       9%(h)               12%              11%                 6%                 54%
Net assets end of period (000s)       $     925            $   1,101        $   1,610          $   1,176           $     653
                                      ---------            ---------        ---------          ---------           ---------

(a) On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b) On December 9, 2002, the Galaxy Massachusetts Intermediate Municipal Bond Fund, Retail B shares were redesignated Liberty Massachusetts Intermediate Municipal Bond Fund, Class G shares.

(c) The Galaxy Massachusetts Intermediate Municipal Bond Fund began issuing Retail B shares on March 1, 2001.

(d) Per share data was calculated using average shares outstanding during the period.

(e) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.00%, respectively.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j) Annualized.

(k) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003, 2002 and the period ended October 31, 2001 was $0.29(d), $0.30 and
    $0.21, respectively.

(l) Less than 0.01%.

CLASS T SHARES               (UNAUDITED)                                                                          PERIOD
                             SIX MONTHS                      YEAR ENDED OCTOBER 31,                               ENDED
                             ENDED APRIL     --------------------------------------------------------------      OCTOBER 31,
                             30, 2005          2004         2003(a)(b)            2002              2001           2000(c)
                             -----------     --------       ----------        ---------           ----------     ----------
NET ASSET VALUE,
   BEGINNING OF
   PERIOD                    $  10.87        $  10.82       $  10.76          $   10.67           $    10.18     $    10.00
                             --------        --------       --------          ---------           ----------     ----------
INCOME FROM
   INVESTMENT
   OPERATIONS:

Net investment income            0.19(d)         0.38(d)        0.38(d)(k)         0.40(d)(e)(k)        0.42           0.15(d)(k)
Net realized and
   unrealized gain
   (loss) on investments        (0.16)           0.05           0.06               0.09(e)              0.49           0.18
                             --------        --------       --------          ---------           ----------     ----------
Total from investment
   operations                    0.03            0.43           0.44               0.49                 0.91           0.33
                             --------        --------       --------          ---------           ----------     ----------
LESS DISTRIBUTIONS
   DECLARED TO
   SHAREHOLDERS:
From net investment income      (0.19)          (0.38)         (0.38)             (0.40)               (0.42)         (0.15)
From net realized gains         (0.03)             --             --                 --                   --             --
                             --------        --------       --------          ---------           ----------     ----------
Total distributions
   declared
   to shareholders              (0.22)(e)       (0.38)         (0.38)             (0.40)               (0.42)         (0.15)
                             --------        --------       --------          ---------           ----------     ----------
NET ASSET VALUE,
   END OF PERIOD             $  10.68        $  10.87       $  10.82          $   10.76           $    10.67     $    10.18
Total return (f)                 0.32%(h)        4.01%          4.13%(g)           4.67%(g)             9.05%(g)       3.36%(g)(h)
                             --------        --------       --------          ---------           ----------     ----------
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL
   DATA:
Expenses (i)                     0.82%(j)        0.88%          0.90%              0.85%                0.91%          0.93%(j)
Net investment income (i)        3.56%(j)        3.47%          3.51%              3.73%(e)             3.98%          4.20%(j)
Waiver/reimbursement               --              --           0.20%              0.20%                0.18%          0.16%(j)
Portfolio turnover rate             9%(h)          12%            11%                 6%                  54%            20%(h)
Net assets end
   of period (000s)          $ 57,980        $ 64,229       $ 76,839          $  72,454           $   57,071     $    1,345
                             --------        --------       --------          ---------           ----------     ----------

(a) On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b) On December 9, 2002, the Galaxy Massachusetts Intermediate Municipal Bond Fund, Retail A shares were redesignated Liberty Massachusetts Intermediate Municipal Bond Fund, Class T shares.

(c) The Galaxy Massachusetts Intermediate Municipal Bond Fund began issuing Retail A shares on June 26, 2000.

(d) Per share data was calculated using average shares outstanding during the period.

(e) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.00%, respectively.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j) Annualized.

(k) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001 and the period ended October 31, 2000 was $0.36(d),
    $0.37(d), $0.40, and $0.15(d), respectively.

 CLASS Z SHARES       (UNAUDITED)                                                                    PERIOD
                      SIX MONTHS                       YEAR ENDED OCTOBER 31,                        ENDED          YEAR ENDED
                      ENDED APRIL      -------------------------------------------------------     OCTOBER 31,        MAY 31,
                       30, 2005          2004      2003(a)(b)         2002              2001         2000(c)           2000
                      -----------      --------    ----------       --------          --------     -----------      ----------
NET ASSET VALUE,
   BEGINNING OF
   PERIOD             $  10.87         $  10.82     $  10.76        $  10.67          $  10.18      $   9.78         $  10.39
                      --------         --------     --------        --------          --------      --------         --------
INCOME FROM
   INVESTMENT
   OPERATIONS:
Net investment
   income                 0.20(d)          0.39(d)      0.40(d)(k)      0.41(d)(e)(k)     0.43(k)       0.18(d)(k)       0.45
Net realized and
   unrealized gain
   (loss) on
   investments           (0.16)            0.05         0.06            0.09(e)           0.49          0.40            (0.61)
                      --------         --------     --------        --------          --------      --------         --------
Total from
   investment
   operations             0.04             0.44         0.46            0.50              0.92          0.58            (0.16)
                      --------         --------     --------        --------          --------      --------         --------
LESS DISTRIBUTIONS
   DECLARED TO
   SHAREHOLDERS:
From net
   investment income     (0.20)           (0.39)       (0.40)          (0.41)            (0.43)        (0.18)           (0.45)
From net
   realized gains        (0.03)              --           --              --                --            --               --
                      --------         --------     --------        --------          --------      --------         --------
Total
   distributions
   declared to
   shareholders          (0.23)           (0.39)       (0.40)          (0.41)            (0.43)        (0.18)           (0.45)
                      --------         --------     --------        --------          --------      --------         --------
NET ASSET VALUE,
   END OF PERIOD      $  10.68         $  10.87     $  10.82        $  10.76          $  10.67      $  10.18         $   9.78
Total return (f)          0.00%(h)(l)      4.17%        4.31%(g)        4.84%(g)          9.24%(g)      5.99%(g)(h)     (1.51)%(g)
                      --------         --------     --------        --------          --------      --------         --------
RATIOS TO
   AVERAGE NET
   ASSETS/
   SUPPLEMENTAL
   DATA:
Expenses (i)              0.67%(j)         0.73%        0.72%           0.68%             0.74%         0.77%(j)         0.80%
Net investment
   income (i)             3.71%(j)         3.62%        3.67%           3.90%(e)          4.15%         4.36%(j)         4.52%
Waiver/reimbursement        --               --         0.20%           0.21%             0.16%         0.15%(j)         0.32%
Portfolio turnover
   rate                      9%(h)           12%          11%              6%               54%           20%(h)           11%
Net assets end
   of period (000s)   $246,409         $252,741     $296,679        $220,042          $191,129      $176,306         $231,140
                      --------         --------     --------        --------          --------      --------         --------

(a) On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b) On December 9, 2002, the Galaxy Massachusetts Intermediate Municipal Bond Fund, Trust shares were redesignated Liberty Massachusetts Intermediate Municipal Bond Fund, Class Z shares.

(c) The Fund commenced operations on June 14, 1993 as a separate portfolio (the "Predecessor Boston 1784 Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Boston 1784 Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Boston 1784 Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Boston 1784 Fund exchanged their shares for Trust shares and BKB shares of the Galaxy Massachusetts Intermediate Municipal Bond Fund (the "Galaxy Fund"). Shareholders of the Predecessor Boston 1784 Fund who purchased their shares through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received Trust shares of the Galaxy Fund. Shareholders of the Predecessor Boston 1784 Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received BKB shares of the Galaxy Fund. On June 26, 2001, BKB shares converted into Retail A shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.00%, respectively.

(f) Total return at net asset value assuming all distributions reinvested.

(g) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j) Annualized.

(k) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001 and the period ended October 31, 2000 was $0.38(d),
    $0.39(d), $0.42, and $0.18(d), respectively.

(l) Less than 0.01%.

COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND


CLASS A SHARES                                   (UNAUDITED) SIX                         PERIOD ENDED
                                                   MONTHS ENDED       YEAR ENDED       OCTOBER 31, 2003
                                                  APRIL 30, 2005   OCTOBER 31, 2004         (a)(b)
                                                 ---------------   ----------------    ----------------
NET ASSET VALUE, BEGINNING OF PERIOD               $   10.57            $   10.50         $   10.46
                                                   ---------            ---------         ---------
INCOME FROM INVESTMENT OPERATIONS:


Net investment income (c)                               0.17                 0.33              0.31(d)
Net realized and unrealized gain (loss) on
   investments and futures contracts                   (0.11)                0.10              0.12
                                                   ---------            ---------         ---------
Total from investment operations                        0.06                 0.43              0.43
                                                   ---------            ---------         ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                             (0.17)               (0.33)            (0.31)
From net realized gains                                (0.04)               (0.03)            (0.08)
                                                   ---------            ---------         ---------
Total distributions declared to shareholders           (0.21)               (0.36)            (0.39)
                                                   ---------            ---------         ---------
NET ASSET VALUE, END OF PERIOD                     $   10.42            $   10.57         $   10.50
Total return (e)(f)                                     0.62%(g)             4.20%             4.12%(g)
                                                   ---------            ---------         ---------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
   DATA:
Expenses (h)                                            1.06%(i)             1.13%             1.14%(i)
Net investment income (h)                               3.35%(i)             3.17%             2.90%(i)
Waiver/reimbursement                                      --%(i)(j)            --%(j)          0.20%(i)
Portfolio turnover rate                                    6%(g)               12%                8%
Net assets end of period (000s)                    $   3,497            $   3,819         $   2,568
                                                   ---------            ---------         ---------

(a) On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b) Class A shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.29.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i) Annualized.

(j) Rounds to less than 0.01%.

CLASS B SHARES                                   (UNAUDITED) SIX                          PERIOD ENDED
                                                   MONTHS ENDED         YEAR ENDED      OCTOBER 31, 2003
                                                 APRIL 30, 2005      OCTOBER 31, 2004        (a)(b)
                                                 ---------------     ----------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD               $   10.57            $   10.50         $   10.46
                                                   ---------            ---------         ---------
INCOME FROM INVESTMENT OPERATIONS:


Net investment income (c)                               0.13                 0.25              0.23(d)
Net realized and unrealized gain (loss) on
   investments and futures contracts                   (0.10)                0.10              0.12
                                                   ---------            ---------         ---------
Total from investment operations                        0.03                 0.35              0.35
                                                   ---------            ---------         ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                             (0.14)               (0.25)            (0.23)
From net realized gains                                (0.04)               (0.03)            (0.08)
                                                   ---------            ---------         ---------
Total distributions declared to shareholders           (0.18)               (0.28)            (0.31)
                                                   ---------            ---------         ---------
NET ASSET VALUE, END OF PERIOD                     $   10.42            $   10.57         $   10.50
  Total return (e)(f)                                   0.25%(g)             3.41%             3.35%(g)
                                                   ---------            ---------         ---------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
  Expenses (h)                                          1.81%(i)             1.89%             1.91%(i)
  Net investment income (h)                             2.60%(i)             2.41%             2.18%(i)
  Waiver/reimbursement                                    --%(i)(j)            --%(j)          0.20%(i)
  Portfolio turnover rate                                  6%(g)               12%                8%
  Net assets end of period (000s)                  $   1,970            $   1,998         $   1,680
                                                   ---------            ---------         ---------

(a) On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b) Class B shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.21.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i) Annualized.

(j) Rounds to less than 0.01%.

CLASS C SHARES

                                                 (UNAUDITED) SIX                                  PERIOD ENDED
                                                  MONTHS ENDED             YEAR ENDED           OCTOBER 31, 2003
                                                 APRIL 30, 2005         OCTOBER 31, 2004             (a)(b)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $10.57                 $10.50                  $10.46
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:


Net investment income (c)                              0.15                   0.29                    0.26(d)
Net realized and unrealized gain (loss) on
   investments and futures contracts                  (0.11)                  0.10                    0.12
                                                 ---------------------------------------------------------------------
Total from investment operations                       0.04                   0.39                    0.38
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            (0.15)                 (0.29)                  (0.26)
From net realized gains                               (0.04)                 (0.03)                  (0.08)
                                                 ---------------------------------------------------------------------
Total distributions declared to shareholders          (0.19)                 (0.32)                  (0.34)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $10.42                 $10.57                  $10.50
Total return (e)(f)                                    0.42%(g)               3.79%                   3.70%(g)
----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
   DATA:
Expenses (h)                                           1.46%(i)               1.53%                   1.54%(i)
Net investment income (h)                              2.95%(i)               2.77%                   2.54%(i)
Waiver/reimbursement                                   0.35%(i)               0.35%                   0.55%(i)
Portfolio turnover rate                                6%(g)                 12%                      8%
Net assets end of period (000s)                   $4,470                 $4,389                  $4,050
----------------------------------------------------------------------------------------------------------------------

(a) On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b) Class C shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.20.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i) Annualized.

CLASS G SHARES

                                                  (UNAUDITED)                                                        PERIOD
                                                   SIX MONTHS                YEAR ENDED OCTOBER 31,                   ENDED
                                                  ENDED APRIL    -----------------------------------------------     OCTOBER
                                                    30, 2005          2004         2003(a)(b)         2002         31, 2001(c)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $10.57          $10.50          $10.47          $10.41          $10.16
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:


Net investment income                                  0.14(d)         0.28(d)         0.26(d)(e)      0.31(e)(f)      0.22(e)
Net realized and unrealized gain (loss) on
     investments and futures contracts                (0.10)           0.10            0.11            0.12(f)         0.24
                                                 -------------------------------------------------------------------------------
Total from investment operations                       0.04            0.38            0.37            0.43            0.46
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            (0.15)          (0.28)          (0.26)          (0.31)          (0.21)
From net realized gains                               (0.04)          (0.03)          (0.08)          (0.06)          --
                                                 -------------------------------------------------------------------------------
Total distributions declared to shareholders          (0.19)          (0.31)          (0.34)          (0.37)          (0.21)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $10.42          $10.57          $10.50          $10.47          $10.41
Total return (g)(h)                                    0.35%(i)        3.63%           3.57%           4.22%           4.61%(i)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
     DATA:
Expenses (j)                                           1.61%(k)        1.68%           1.69%           1.62%           1.73%(k)
Net investment income (j)                              2.80%(k)        2.64%           2.51%           3.06%(f)        3.03%(k)
Waiver/reimbursement                             --%(k)(l)             0.01%           0.26%           0.21%           0.33%(k)
Portfolio turnover rate                                6%(i)          12%              8%             23%             61%
Net assets end of period (000s)                     $176            $192            $200            $309             $14
--------------------------------------------------------------------------------------------------------------------------------

(a) On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b) On November 18, 2002, the Galaxy New Jersey Municipal Bond Fund, Retail B shares were redesignated Liberty New Jersey Intermediate Municipal Bond Fund, Class G shares.

(c) The Galaxy New Jersey Municipal Bond Fund began issuing Retail B shares on March 1, 2001.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003 and 2002 and the period ended October 31, 2001 was $0.23(d), $0.28, and $0.20, respectively.

(f) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.01%, respectively.

(g) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) Not annualized.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k) Annualized.

(l) Rounds to less than 0.01%.

CLASS T SHARES

                                       (UNAUDITED)
                                       SIX MONTHS                                 YEAR ENDED OCTOBER 31,
                                       ENDED APRIL    ------------------------------------------------------------------------------
                                        30, 2005          2004         2003 (a)(b)         2002            2001            2000
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
     PERIOD                              $10.57           $10.50          $10.47          $10.41           $9.88           $9.56
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
     OPERATIONS:

Net investment income                      0.18(c)          0.34(c)         0.33(c)(d)      0.39(d)(e)      0.39(d)         0.40(d)
Net realized and unrealized gain
     (loss) on investments and
     futures contracts                    (0.11)            0.10            0.11            0.12(e)         0.53            0.31
                                     -----------------------------------------------------------------------------------------------
Total from investment operations           0.07             0.44            0.44            0.51            0.92            0.71
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
     SHAREHOLDERS:
From net investment income                (0.18)           (0.34)          (0.33)          (0.39)          (0.39)          (0.39)
From net realized gains                   (0.04)           (0.03)          (0.08)          (0.06)          --              --
                                     -----------------------------------------------------------------------------------------------
Total distributions declared to
     shareholders                         (0.22)           (0.37)          (0.41)          (0.45)          (0.39)          (0.39)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $10.42           $10.57          $10.50          $10.47          $10.41           $9.88
Total return (f)(g)                        0.67%(h)         4.30%           4.25%           5.06%           9.52%           7.61%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
     ASSETS/SUPPLEMENTAL DATA:
Expenses (i)                               0.96%(j)         1.04%           1.04%           0.89%           0.90%           0.99%
Net investment income (i)                  3.45%(j)         3.26%           3.20%           3.79%(e)        3.86%           4.03%
Waiver/reimbursement                 --%(j)(k)         --%(k)               0.20%           0.21%           0.41%           1.03%
Portfolio turnover rate                    6%(h)           12%              8%             23%             61%             77%
Net assets end of period (000s)       $6,982           $7,192          $7,749         $10,128         $11,248          $1,198
------------------------------------------------------------------------------------------------------------------------------------

(a) On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b) On November 18, 2002, the Galaxy New Jersey Municipal Bond Fund, Retail A shares were redesignated Liberty New Jersey Intermediate Municipal Bond Fund, Class T shares.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001 and 2000 was $0.31(c), $0.37, $0.35 and $0.30,
    respectively.

(e) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.01%, respectively.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j) Annualized.

(k) Rounds to less than 0.01%.

CLASS Z SHARES

                                      (UNAUDITED)
                                       SIX MONTHS                                 YEAR ENDED OCTOBER 31,
                                       ENDED APRIL    ------------------------------------------------------------------------------
                                        30, 2005           2004         2003 (a)(b)        2002            2001           2000
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
     PERIOD                              $10.57           $10.50          $10.47          $10.41           $9.88           $9.56
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
     OPERATIONS:


Net investment income                      0.18(c)          0.36(c)         0.35(c)(d)      0.40(d)(e)      0.41(d)         0.40(d)
Net realized and unrealized gain
     (loss) on investments and
     futures contracts                    (0.10)            0.10            0.11            0.12(e)         0.53            0.32
                                     -----------------------------------------------------------------------------------------------
Total from investment operations           0.08             0.46            0.46            0.52            0.94            0.72
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
     SHAREHOLDERS:
From net investment income                (0.19)           (0.36)          (0.35)          (0.40)          (0.41)          (0.40)
From net realized gains                   (0.04)           (0.03)          (0.08)          (0.06)          --              --
                                     -----------------------------------------------------------------------------------------------
Total distributions declared to
     shareholders                         (0.23)           (0.39)          (0.43)          (0.46)          (0.41)          (0.40)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $10.42           $10.57          $10.50          $10.47          $10.41           $9.88
Total return (f)(g)                        0.74%(h)         4.47%           4.44%           5.20%           9.73%           7.74%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
     ASSETS/SUPPLEMENTAL DATA:
Expenses (i)                               0.81%(j)         0.88%           0.86%           0.76%           0.70%           0.86%
Net investment income (i)                  3.60%(j)         3.42%           3.38%           3.92%(e)        4.06%           4.16%
Waiver/reimbursement                 --%(j)(k)         --%(k)               0.20%           0.21%           0.38%           0.78%
Portfolio turnover rate                    6%(h)           12%              8%             23%             61%             77%
Net assets end of period (000s)      $62,409          $66,764         $74,241         $77,554         $93,564         $10,174
------------------------------------------------------------------------------------------------------------------------------------

(a) On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b) On November 18, 2002, the Galaxy New Jersey Municipal Bond Fund, Trust shares were redesignated Liberty New Jersey Intermediate Municipal Bond Fund, Class Z shares.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001 and 2000 was $0.33(c), $0.38, $0.37 and $0.32,
    respectively.

(e) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.01%, respectively.

(f) Total return at net asset value assuming all distributions reinvested.

(g) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j) Annualized.

(k) Rounds to less than 0.01%.

COLUMBIA NEW YORK INTERMEDIATE BOND FUND

CLASS A SHARES

                                                (UNAUDITED) SIX                                   PERIOD ENDED
                                                  MONTHS ENDED             YEAR ENDED           OCTOBER 31, 2003
                                                 APRIL 30, 2005         OCTOBER 31, 2004            (a)(b)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $11.98                 $11.87                  $11.70
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:


Net investment income (c)                              0.19                   0.37                    0.33(d)
Net realized and unrealized gain (loss) on
   investments and futures contracts                  (0.15)                  0.13                    0.22
                                                 ------------------------------------------------------------------
Total from investment operations                       0.04                   0.50                    0.55
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            (0.19)                 (0.37)                  (0.33)
From net realized gains                               (0.01)                 (0.02)                  (0.05)
                                                 ------------------------------------------------------------------
Total distributions declared to shareholders          (0.20)                 (0.39)                  (0.38)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $11.82                 $11.98                  $11.87
Total return (e)(f)                                    0.37%(g)               4.24%                   4.79%(g)
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
   DATA:
Expenses (h)                                           0.98%(i)               1.11%                   1.10%(i)
Net investment income (h)                              3.26%(i)               3.06%                   2.89%(i)
Waiver/reimbursement                             --%(i)(j)               --%(j)                       0.20%(i)
Portfolio turnover rate                                2%(g)                 11%                      9%
Net assets end of period (000s)                   $3,983                 $5,836                  $8,928
-------------------------------------------------------------------------------------------------------------------

(a) On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b) Class A shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.31(c).

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i) Annualized.

(j) Rounds to less than 0.01%.

CLASS B SHARES

                                                 (UNAUDITED) SIX                                  PERIOD ENDED
                                                  MONTHS ENDED             YEAR ENDED           OCTOBER 31, 2003
                                                 APRIL 30, 2005         OCTOBER 31, 2004             (a)(b)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $11.98                 $11.87                  $11.70
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:


Net investment income (c)                              0.15                   0.28                    0.24(d)
Net realized and unrealized gain (loss) on
   investments and futures contracts                  (0.15)                  0.13                    0.22
                                                 ---------------------------------------------------------------------
Total from investment operations                      --                      0.41                    0.46
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            (0.15)                 (0.28)                  (0.24)
From net realized gains                               (0.01)                 (0.02)                  (0.05)
                                                 ---------------------------------------------------------------------
Total distributions declared to shareholders          (0.16)                 (0.30)                  (0.29)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $11.82                 $11.98                  $11.87
  Total return (e)(f)                                  0.00%(g)(j)            3.46%                   3.98%(g)
----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
  Expenses (h)                                         1.73%(i)               1.86%                   1.89%(i)
  Net investment income (h)                            2.51%(i)               2.31%                   2.12%(i)
  Waiver/reimbursement                           --%(i)(j)               --%(j)                       0.20%(i)
  Portfolio turnover rate                              2%(g)                 11%                      9%
  Net assets end of period (000s)                 $4,104                 $4,295                  $2,868
----------------------------------------------------------------------------------------------------------------------

(a) On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b) Class A shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.22.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i) Annualized.

(j) Rounds to less than 0.01%.

CLASS C SHARES

                                                 (UNAUDITED) SIX                                  PERIOD ENDED
                                                  MONTHS ENDED             YEAR ENDED           OCTOBER 31, 2003
                                                 APRIL 30, 2005         OCTOBER 31, 2004             (a)(b)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $11.98                 $11.87                  $11.70
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:


Net investment income (c)                              0.17                   0.32                    0.29(d)
Net realized and unrealized gain (loss) on
   investments and futures contracts                  (0.15)                  0.13                    0.22
                                                 ---------------------------------------------------------------------
Total from investment operations                       0.02                   0.45                    0.51
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            (0.17)                 (0.32)                  (0.29)
From net realized gains                               (0.01)                 (0.02)                  (0.05)
                                                 ---------------------------------------------------------------------
Total distributions declared to shareholders          (0.18)                 (0.34)                  (0.34)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $11.82                 $11.98                  $11.87
Total return (e)(f)                                    0.17%(g)               3.82%                   4.36%(g)
----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
   DATA:
Expenses (h)                                           1.38%(i)               1.51%                   1.52%(i)
Net investment income (h)                              2.83%(i)               2.66%                   2.45%(i)
Waiver/reimbursement                                   0.35%(i)               0.35%                   0.55%(i)
Portfolio turnover rate                                2%(g)                 11%                      9%
Net assets end of period (000s)                   $2,660                 $2,790                  $2,741
----------------------------------------------------------------------------------------------------------------------

(a) On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b) Class A shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.23.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i) Annualized.

CLASS G SHARES

                                                  (UNAUDITED)
                                                   SIX MONTHS                YEAR ENDED OCTOBER 31,               PERIOD ENDED
                                                  ENDED APRIL    -----------------------------------------------   OCTOBER 31,
                                                    30, 2005          2004         2003(a)(b)         2002           2001(c)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $11.98          $11.87          $11.79          $11.56          $11.32
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:


Net investment income                                  0.16(d)         0.30(d)         0.29(d)(e)      0.35(e)(f)      0.26(e)
Net realized and unrealized gain (loss) on
     investments and futures contracts                (0.15)           0.13            0.13            0.23(f)         0.24
                                                 -------------------------------------------------------------------------------
Total from investment operations                       0.01            0.43            0.42            0.58            0.50
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            (0.16)          (0.30)          (0.29)          (0.35)          (0.26)
From net realized gains                               (0.01)          (0.02)          (0.05)          --              --
                                                 -------------------------------------------------------------------------------
Total distributions declared to shareholders          (0.17)          (0.32)          (0.34)          (0.35)          (0.26)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $11.82          $11.98          $11.87          $11.79          $11.56
Total return (g)(h)                                    0.10%(i)        3.67%           3.56%           5.15%           4.46%(i)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
     DATA:
Expenses (j)                                           1.53%(k)        1.66%           1.68%           1.63%           1.62%(k)
Net investment income (j)                              2.71%(k)        2.51%           2.39%           3.08%(f)        3.46%(k)
Waiver/reimbursement                             --%(k)(l)             0.02%           0.28%           0.24%           0.26%(k)
Portfolio turnover rate                                2%(i)          11%              9%             41%             48%
Net assets end of period (000s)                     $195            $213            $354            $342            $207
--------------------------------------------------------------------------------------------------------------------------------

(a) On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b) On November 25, 2002, the Galaxy New York Municipal Bond Fund, Retail B shares were redesignated Liberty New York Intermediate Municipal Bond Fund, Class G shares.

(c) The Galaxy New York Municipal Bond Fund began issuing Retail B shares on March 1, 2001.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and the period ended October 31, 2001 was $0.26(d), $0.33, and $0.24, respectively.

(f) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(g) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) Not annualized.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k) Annualized.

(l) Rounds to less than 0.01%.

CLASS T SHARES

                                       (UNAUDITED)
                                       SIX MONTHS                                 YEAR ENDED OCTOBER 31,
                                       ENDED APRIL    ------------------------------------------------------------------------------
                                        30, 2005           2004        2003 (a)(b)         2002            2001            2000
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
     PERIOD                              $11.98           $11.87          $11.79          $11.56          $10.99          $10.57
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
     OPERATIONS:


Net investment income                      0.20(c)          0.38(c)         0.36(c)(d)      0.43(d)(e)      0.47(d)         0.48(d)
Net realized and unrealized gain
     (loss) on investments and
     futures contracts                    (0.15)            0.13            0.13            0.23(e)         0.57            0.44
                                     -----------------------------------------------------------------------------------------------
Total from investment operations           0.05             0.51            0.49            0.66            1.04            0.92
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
     SHAREHOLDERS:
From net investment income                (0.20)           (0.38)          (0.36)          (0.43)          (0.47)          (0.50)
From net realized gains                   (0.01)           (0.02)          (0.05)          --              --              --
                                     -----------------------------------------------------------------------------------------------
Total distributions declared to
     shareholders                         (0.21)           (0.40)          (0.41)          (0.43)          (0.47)          (0.50)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $11.82           $11.98          $11.87          $11.79          $11.56          $10.99
Total return (f)(g)                        0.42%(h)         4.34%           4.26%           5.86%           9.59%           8.93%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
     ASSETS/SUPPLEMENTAL DATA:
Expenses (i)                               0.88%(j)         1.01%           1.02%           0.96%           0.97%           0.95%
Net investment income (i)                  3.36%(j)         3.16%           3.07%           3.75%(e)        4.11%           4.47%
Waiver/reimbursement                 --%(j)(k)         --%(k)               0.20%           0.21%           0.21%           0.22%
Portfolio turnover rate                    2%(h)           11%              9%             41%             48%             37%
Net assets end of period (000s)      $20,349          $21,584         $24,384         $29,835         $40,410         $38,700
------------------------------------------------------------------------------------------------------------------------------------

(a) On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b) On November 25, 2002, the Galaxy New York Municipal Bond Fund, Retail A shares were redesignated Liberty New York Intermediate Municipal Bond Fund, Class T shares.

      (c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001 and 2000 was $0.34(c), $0.41, $0.44 and $0.45,
    respectively.

(e) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge. (g) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j) Annualized.

(k) Rounds to less than 0.01%.

CLASS Z SHARES

                                       (UNAUDITED)
                                       SIX MONTHS                                 YEAR ENDED OCTOBER 31,
                                       ENDED APRIL    ------------------------------------------------------------------------------
                                        30, 2005           2004        2003 (a)(b)         2002            2001            2000
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
     PERIOD                              $11.98           $11.87          $11.79          $11.56          $10.99          $10.57
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
     OPERATIONS:


Net investment income                      0.21(c)          0.40(c)         0.39(c)(d)      0.45(d)(e)      0.49(d)         0.50(d)
Net realized and unrealized gain
     (loss) on investments and
     futures contracts                    (0.15)            0.13            0.13            0.23(e)         0.57            0.44
                                     -----------------------------------------------------------------------------------------------
Total from investment operations           0.06             0.53            0.52            0.68            1.06            0.94
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
     SHAREHOLDERS:
From net investment income                (0.21)           (0.40)          (0.39)          (0.45)          (0.49)          (0.52)
From net realized gains                   (0.01)           (0.02)          (0.05)          --              --              --
                                     -----------------------------------------------------------------------------------------------
Total distributions declared to
     shareholders                         (0.22)           (0.42)          (0.44)          (0.45)          (0.49)          (0.52)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $11.82           $11.98          $11.87          $11.79          $11.56          $10.99
Total return (f)(g)                        0.50%(h)         4.51%           4.45%           6.06%           9.80%           9.12%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
     ASSETS/SUPPLEMENTAL DATA:
Expenses (i)                               0.73%(j)         0.85%           0.83%           0.77%           0.78%           0.78%
Net investment income (i)                  3.51%(j)         3.32%           3.25%           3.94%(e)        4.30%           4.65%
Waiver/reimbursement                 --%(j)(k)         --%(k)               0.20%           0.21%           0.21%           0.20%
Portfolio turnover rate                    2%(h)           11%              9%             41%             48%             37%
Net assets end of period (000s)      $97,789          $91,408         $84,894         $75,632         $60,694         $50,511
------------------------------------------------------------------------------------------------------------------------------------

(a) On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b) On November 25, 2002, the Galaxy New York Municipal Bond Fund, Trust shares were redesignated Liberty New York Intermediate Municipal Bond Fund, Class Z shares.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001 and 2000 was $0.37(c), $0.43, $0.47 and $0.47,
    respectively.

(e) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(f) Total return at net asset value assuming all distributions reinvested.

(g) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j) Annualized.

(k) Rounds to less than 0.01%.

COLUMBIA RHODE ISLAND INTERMEDIATE BOND FUND

CLASS A SHARES

                                                (UNAUDITED) SIX                                   PERIOD ENDED
                                                  MONTHS ENDED             YEAR ENDED           OCTOBER 31, 2003
                                                 APRIL 30, 2005         OCTOBER 31, 2004            (a)(b)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $11.54                 $11.48                  $11.40
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:


Net investment income (c)                              0.20                   0.38                    0.35(d)
Net realized and unrealized gain (loss) on
   investments and futures contracts                  (0.15)                  0.06                    0.08
                                                 ------------------------------------------------------------------
Total from investment operations                       0.05                   0.44                    0.43
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            (0.20)                 (0.38)                  (0.35)
From net realized gains                               (0.01)                 --                      --
                                                 ------------------------------------------------------------------
Total distributions declared to shareholders          (0.21)                 (0.38)                  (0.35)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $11.38                 $11.54                  $11.48
Total return (e)                                       0.46%(f)               3.90%                   3.79%(f)(g)
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
   DATA:
Expenses (h)                                           0.98%(i)               1.06%                   1.09%(i)
Net investment income (h)                              3.50%(i)               3.33%                   2.95%(i)
Waiver/reimbursement                                  --                     --                       0.20%(i)
Portfolio turnover rate                                4%(f)                 11%                     15%
Net assets end of period (000s)                   $1,506                   $865                    $479
-------------------------------------------------------------------------------------------------------------------

(a) On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b) Class A shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.33(c).

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Not annualized.

(g) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i) Annualized.

CLASS B SHARES

                                                   (UNAUDITED) SIX                                PERIOD ENDED
                                                  MONTHS ENDED APRIL       YEAR ENDED           OCTOBER 31, 2003
                                                       30, 2005         OCTOBER 31, 2004             (a)(b)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $11.54                 $11.48                  $11.40
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:


Net investment income (c)                              0.15                   0.29                    0.26(d)
Net realized and unrealized gain (loss) on
   investments and futures contracts                  (0.14)                  0.06                    0.08
                                                 ------------------------------------------------------------------
Total from investment operations                       0.01                   0.35                    0.34
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            (0.16)                 (0.29)                  (0.26)
From net realized gains                               (0.01)                 --                      --
                                                 ------------------------------------------------------------------
Total distributions declared to shareholders          (0.17)                 (0.29)                  (0.26)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $11.38                 $11.54                  $11.48
  Total return (e)                                     0.09%(f)               3.13%                   3.02%(f)(g)
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
  Expenses (h)                                         1.73%(i)               1.81%                   1.80%(i)
  Net investment income (h)                            2.73%(i)               2.58%                   2.24%(i)
  Waiver/reimbursement                                --                     --                       0.20%(i)
  Portfolio turnover rate                              4%(f)                 11%                     15%
  Net assets end of period (000s)                   $887                   $981                    $780
-------------------------------------------------------------------------------------------------------------------

(a) On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b) Class B shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.24(c).

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Not annualized.

(g) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i) Annualized.

CLASS C SHARES

                                                  (UNAUDITED) SIX                                 PERIOD ENDED
                                                   MONTHS ENDED            YEAR ENDED           OCTOBER 31, 2003
                                                  APRIL 30, 2005        OCTOBER 31, 2004             (a)(b)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $11.54                 $11.48                  $11.40
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:


Net investment income (c)                              0.18                   0.33                    0.30(d)
Net realized and unrealized gain (loss) on
   investments and futures contracts                  (0.15)                  0.06                    0.08
                                                 ------------------------------------------------------------------
Total from investment operations                       0.03                   0.39                    0.38
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            (0.18)                 (0.33)                  (0.30)
From net realized gains                               (0.01)                 --                      --
                                                 ------------------------------------------------------------------
Total distributions declared to shareholders          (0.19)                 (0.33)                  (0.30)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $11.38                 $11.54                  $11.48
Total return (e)(f)                                    0.26%(g)               3.49%                   3.37%(g)
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
   DATA:
Expenses (h)                                           1.38%(i)               1.46%                   1.47%(i)
Net investment income (h)                              3.09%(i)               2.92%                   2.58%(i)
Waiver/reimbursement                                   0.35%(i)               0.35%                   0.55%(i)
Portfolio turnover rate                                4%(g)                 11%                     15%
Net assets end of period (000s)                   $1,665                 $1,695                  $2,031
-------------------------------------------------------------------------------------------------------------------

(a) On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b) Class C shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.24(c).

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i) Annualized.

CLASS G SHARES                                    (UNAUDITED)
                                                   SIX MONTHS                 YEAR ENDED OCTOBER 31,              PERIOD ENDED
                                                  ENDED APRIL    -----------------------------------------------  OCTOBER 31,
                                                    30, 2005         2004         2003(a)(b)         2002           2001(c)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $11.54          $11.48          $11.41          $11.30          $11.06
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                  0.17(d)         0.32(d)         0.29(d)(e)      0.37(e)(f)      0.27(e)
Net realized and unrealized gain (loss) on
     investments and futures contracts                (0.15)           0.06            0.07            0.11(f)         0.23
                                                 -------------------------------------------------------------------------------
Total from investment operations                       0.02            0.38            0.36            0.48            0.50
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            (0.17)          (0.32)          (0.29)          (0.37)          (0.26)
From net realized gains                               (0.01)          --              --              --              --
                                                 -------------------------------------------------------------------------------
Total distributions declared to shareholders          (0.18)          (0.32)          (0.29)          (0.37)          (0.26)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $11.38          $11.54          $11.48          $11.41          $11.30
Total return (g)                                       0.19%(h)        3.34%           3.22%(i)        4.36%(i)        4.60%(h)(i)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
     DATA:
Expenses (j)                                           1.53%(k)        1.61%           1.62%           1.55%           1.53%(k)
Net investment income (j)                              2.94%(k)        2.78%           2.60%           3.34%(f)        3.60%(k)
Waiver/reimbursement                                   --              --              0.20%           0.21%           0.23%(k)
Portfolio turnover rate                                4%(h)          11%             15%             19%             19%
Net assets end of period (000s)                     $373            $379            $455            $440            $169
---------------------------------------------------------------------------------------------------------------------------------

(a) On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b) On November 18, 2002, the Galaxy Rhode Island Municipal Bond Fund, Retail B shares were redesignated Liberty Rhode Island Intermediate Municipal Bond, Class G shares.

(c) The Galaxy Rhode Island Municipal Bond Fund began issuing Retail B shares on March 1, 2001.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003 and 2002 and the period ended October 31, 2001 was $0.26(d), $0.35 and $0.25, respectively.

(f) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(g) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h) Not annualized.

(i) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k) Annualized.

CLASS T SHARES

                                    (UNAUDITED)
                                    SIX MONTHS                               YEAR ENDED OCTOBER 31,
                                    ENDED APRIL    ---------------------------------------------------------------------------------
                                     30, 2005           2004         2003 (a)(b)         2002            2001            2000
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
     PERIOD                           $11.54           $11.48          $11.41          $11.30          $10.75          $10.36
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
     OPERATIONS:


Net investment income                   0.21(c)          0.41(c)         0.39(c)(d)      0.47(e)(d)      0.49(d)         0.48(c)(d)
Net realized and unrealized gain
     (loss) on investments and
     futures contracts                 (0.14)            0.06            0.07            0.11(e)         0.55            0.39
                                  --------------------------------------------------------------------------------------------------
Total from investment operations        0.07             0.47            0.46            0.58            1.04            0.87
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
     SHAREHOLDERS:
From net investment income             (0.22)           (0.41)          (0.39)          (0.47)          (0.49)          (0.48)
From net realized gains                (0.01)           --              --              --              --              --
                                  --------------------------------------------------------------------------------------------------
Total distributions declared to        (0.23)           (0.41)          (0.39)          (0.47)          (0.49)          (0.48)
     shareholders
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD        $11.38           $11.54          $11.48          $11.41          $11.30          $10.75
Total return (f)                        0.59%(g)         4.17%           4.07%(h)        5.23%(h)        9.88%(h)        8.65%(h)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
     ASSETS/SUPPLEMENTAL DATA:
Expenses (i)                            0.73%(j)         0.81%           0.80%           0.73%           0.69%           0.73%
Net investment income (i)               3.74%(j)         3.58%           3.41%           4.16%(e)        4.44%           4.58%
Waiver/reimbursement                    --               --              0.20%           0.21%           0.25%           0.33%
Portfolio turnover rate                 4%(g)            11%             15%             19%             19%             43%
Net assets end of period (000s)    $12,839           $14,479         $41,113         $45,683         $40,257         $26,023
------------------------------------------------------------------------------------------------------------------------------------

(a) On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b) On November 18, 2002, the Galaxy Rhode Island Municipal Bond Fund, Retail A shares were redesignated Liberty Rhode Island Intermediate Municipal Bond Fund, Class T shares. (c) Per share data was calculated using average shares outstanding during the period.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001 and 2000 was $0.37(c), $0.45 and $0.47 and $0.45(c),
    respectively.

(e) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g) Not annualized.

(h) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j) Annualized.

CLASS Z SHARES           (UNAUDITED)                    YEAR ENDED OCTOBER 31,
                            SIX      ------------------------------------------------------------
                            MONTHS
                            ENDED
                          APRIL 30,
                            2005            2004     2003(a)(b)    2002       2001      2000 (c)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD      $11.54        $11.48      $11.41     $11.30      $10.75      $10.53
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS:

Net investment income         0.21(d)       0.41(d)     0.39(d)(e) 0.47(e)(f)  0.49(e)     0.18(d)(e)
Net realized and
   unrealized gain
   (loss) on
   investments and
   futures contracts         (0.14)         0.06        0.07       0.11(f)     0.55        0.22
                          ----------------------------------------------------------------------------
Total from investment
   operations                 0.07          0.47        0.46       0.58        1.04        0.40
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   DECLARED TO
   SHAREHOLDERS:
From net investment
   income                    (0.22)        (0.41)      (0.39)     (0.47)      (0.49)      (0.18)
From net realized gains      (0.01)           --          --         --          --          --
                          ----------------------------------------------------------------------------
Total distributions
    declared to
    shareholders             (0.23)        (0.41)      (0.39)     (0.47)      (0.49)      (0.18)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
   PERIOD                 $  11.38        $11.54      $11.48     $11.41      $11.30      $10.75
Total return (g)              0.59%(h)      4.17%       4.08%(i)   5.26%(i)    9.90%(i)    3.82%(h)(i)
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL
   DATA:
Expenses (j)                  0.73%(k)      0.81%       0.79%      0.72%       0.67%       0.71%(k)
Net investment income
   (j)                        3.74%(k)      3.58%       3.41%      4.17%(f)    4.46%       4.60%(k)
Waiver/reimbursement            --            --        0.20%      0.20%       0.26%       0.33%(k)
Portfolio turnover rate          4%(h)        11%         15%        19%         19%         43%
Net assets end of period
   (000s)                 $104,211      $109,050     $99,627    $93,143     $88,307     $82,617
------------------------------------------------------------------------------------------------------

(a) On October 13, 2003, the Liberty Rhode Island Intermediate Municipal
    Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond
    Fund.
(b) On November 18, 2002, the Galaxy Rhode Island Municipal Bond Fund,
    Trust shares were redesignated Liberty Rhode Island Intermediate
    Municipal Bond Fund, Class Z shares.
(c) The Galaxy Rhode Island Municipal Bond Fund began issuing Trust shares on June 19, 2000.
(d) Per share data was calculated using average shares outstanding during the period.
(e) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and 2001 and the period ended October 31, 2000 was $0.37(d), $0.45, $0.46 and $0.17(d), respectively.
(f) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.
(g) Total return at net asset value assuming all distributions reinvested.
(h) Not annualized.
(i) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(k) Annualized.

         6. The information under the heading "For More Information - Investment Company Act file number" is revised as follows:

         Columbia Funds Series Trust I:  811-4367

                -        Columbia Connecticut Intermediate Municipal Bond Fund
                -        Columbia Massachusetts Intermediate Municipal Bond Fund
                -        Columbia New Jersey Intermediate Municipal Bond Fund
                -        Columbia New York Intermediate Municipal Bond Fund
                -        Columbia Rhode Island Intermediate Municipal Bond Fund

         7. Effective May 2, 2005, the paragraph "DISTRIBUTION OPTIONS" under the heading "OTHER INFORMATION ABOUT YOUR ACCOUNT" will be revised in its entirety as follows:

DISTRIBUTION OPTIONS The Fund declares any dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the date on which a purchase order is settled by payment. Shares stop earning dividends at the close of business on the day before the date on which a redemption order is settled. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

         8. Columbia Funds Distributor, Inc. (the Funds' distributor) and Columbia Funds Services, Inc. (the Funds' transfer agent) have changed their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.

         The Prospectuses are hereby supplemented with the following information relating to hypothetical investment and expense information:

         9. Hypothetical Investment and Expense Information

         The following supplemental hypothetical investment information provides additional information about the effect of the expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Funds assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested and that Class B shares and Class G shares converts to Class A shares and Class T shares, respectively, after eight years. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of fee waivers or expense reimbursements. Your actual costs may be higher or lower.

COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND - A

                                     ANNUAL EXPENSE RATIO
                                              0.91%

        YEAR    CUMULATIVE RETURN    HYPOTHETICAL YEAR-END        CUMULATIVE RETURN          HYPOTHETICAL YEAR       ANNUAL
                 BEFORE FEES AND         BALANCE BEFORE        AFTER FEES AND EXPENSES       END BALANCE AFTER       FEES AND
                    EXPENSES            FEES AND EXPENSES                                    FEES AND EXPENSES       EXPENSES
         1            5.00%                $10,001.25                   4.09%                     $9,914.57            $563.45
         2           10.25%                $10,501.31                   8.35%                    $10,320.08             $92.07
         3           15.76%                $11,026.38                  12.78%                    $10,742.17             $95.83
         4           21.55%                $11,577.70                  17.39%                    $11,181.52             $99.75
         5           27.63%                $12,156.58                  22.19%                    $11,638.85            $103.83
         6           34.01%                $12,764.41                  27.19%                    $12,114.88            $108.08
         7           40.71%                $13,402.63                  32.39%                    $12,610.38            $112.50
         8           47.75%                $14,072.76                  37.81%                    $13,126.14            $117.10
         9           55.13%                $14,776.40                  43.44%                    $13,663.00            $121.89
         10          62.89%                $15,515.22                  49.31%                    $14,221.82            $126.88

    TOTAL GAIN BEFORE FEES AND EXPENSES     $5,990.22
    TOTAL GAIN AFTER FEES AND EXPENSES                                                            $4,696.82
    TOTAL ANNUAL FEES AND EXPENSES                                                                                   $1,541.38


COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND - B

                                     ANNUAL EXPENSE RATIO
                                              1.66%

        YEAR    CUMULATIVE RETURN    HYPOTHETICAL YEAR-END        CUMULATIVE RETURN          HYPOTHETICAL YEAR       ANNUAL
                 BEFORE FEES AND         BALANCE BEFORE        AFTER FEES AND EXPENSES       END BALANCE AFTER       FEES AND
                    EXPENSES            FEES AND EXPENSES                                    FEES AND EXPENSES       EXPENSES
         1            5.00%                $10,500.00                   3.34%                    $10,334.00            $168.77
         2           10.25%                $11,025.00                   6.79%                    $10,679.16            $174.41
         3           15.76%                $11,576.25                  10.36%                    $11,035.84            $180.23
         4           21.55%                $12,155.06                  14.04%                    $11,404.44            $186.25
         5           27.63%                $12,762.82                  17.85%                    $11,785.34            $192.48
         6           34.01%                $13,400.96                  21.79%                    $12,178.98            $198.90
         7           40.71%                $14,071.00                  25.86%                    $12,585.75            $205.55
         8           47.75%                $14,774.55                  30.06%                    $13,006.12            $212.41
         9           55.13%                $15,513.28                  35.38%                    $13,538.07            $120.78
         10          62.89%                $16,288.95                  40.92%                    $14,091.77            $125.72

    TOTAL GAIN BEFORE FEES AND EXPENSES     $6,288.95
    TOTAL GAIN AFTER FEES AND EXPENSES                                                            $4,091.77
    TOTAL ANNUAL FEES AND EXPENSES                                                                                   $1,765.50

     COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND - C

                                     ANNUAL EXPENSE RATIO
                                              1.66%

        YEAR    CUMULATIVE RETURN    HYPOTHETICAL YEAR-END        CUMULATIVE RETURN          HYPOTHETICAL YEAR       ANNUAL
                 BEFORE FEES AND         BALANCE BEFORE        AFTER FEES AND EXPENSES       END BALANCE AFTER       FEES AND
                    EXPENSES            FEES AND EXPENSES                                    FEES AND EXPENSES       EXPENSES
         1            5.00%                $10,500.00                   3.34%                    $10,334.00            $168.77
         2           10.25%                $11,025.00                   6.79%                    $10,679.16            $174.41
         3           15.76%                $11,576.25                  10.36%                    $11,035.84            $180.23
         4           21.55%                $12,155.06                  14.04%                    $11,404.44            $186.25
         5           27.63%                $12,762.82                  17.85%                    $11,785.34            $192.48
         6           34.01%                $13,400.96                  21.79%                    $12,178.98            $198.90
         7           40.71%                $14,071.00                  25.86%                    $12,585.75            $205.55
         8           47.75%                $14,774.55                  30.06%                    $13,006.12            $212.41
         9           55.13%                $15,513.28                  34.41%                    $13,440.52            $219.51
         10          62.89%                $16,288.95                  38.89%                    $13,889.43            $226.84

    TOTAL GAIN BEFORE FEES AND EXPENSES     $6,288.95
    TOTAL GAIN AFTER FEES AND EXPENSES                                                            $3,889.43
    TOTAL ANNUAL FEES AND EXPENSES                                                                                   $1,965.35


     COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND - G

                                     ANNUAL EXPENSE RATIO
                                              1.46%

        YEAR    CUMULATIVE RETURN    HYPOTHETICAL YEAR-END        CUMULATIVE RETURN          HYPOTHETICAL YEAR       ANNUAL
                 BEFORE FEES AND         BALANCE BEFORE        AFTER FEES AND EXPENSES       END BALANCE AFTER       FEES AND
                    EXPENSES            FEES AND EXPENSES                                    FEES AND EXPENSES       EXPENSES
         1            5.00%                $10,500.00                   3.54%                    $10,354.00            $148.58
         2           10.25%                $11,025.00                   7.21%                    $10,720.53            $153.84
         3           15.76%                $11,576.25                  11.00%                    $11,100.04            $159.29
         4           21.55%                $12,155.06                  14.93%                    $11,492.98            $164.93
         5           27.63%                $12,762.82                  19.00%                    $11,899.83            $170.77
         6           34.01%                $13,400.96                  23.21%                    $12,321.09            $176.81
         7           40.71%                $14,071.00                  27.57%                    $12,757.25            $183.07
         8           47.75%                $14,774.55                  32.09%                    $13,208.86            $189.55
         9           55.13%                $15,513.28                  37.62%                    $13,762.31            $109.23
         10          62.89%                $16,288.95                  43.39%                    $14,338.95            $113.81

    TOTAL GAIN BEFORE FEES AND EXPENSES     $6,288.95
    TOTAL GAIN AFTER FEES AND EXPENSES                                                            $4,338.95
    TOTAL ANNUAL FEES AND EXPENSES                                                                                   $1,569.88

     COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND - T

                                     ANNUAL EXPENSE RATIO
                                              0.81%

        YEAR    CUMULATIVE RETURN    HYPOTHETICAL YEAR-END        CUMULATIVE RETURN          HYPOTHETICAL YEAR       ANNUAL
                 BEFORE FEES AND         BALANCE BEFORE        AFTER FEES AND EXPENSES       END BALANCE AFTER       FEES AND
                    EXPENSES            FEES AND EXPENSES                                    FEES AND EXPENSES       EXPENSES
         1            5.00%                $10,001.25                   4.19%                     $9,924.10            $553.77
         2           10.25%                $10,501.31                   8.56%                    $10,339.92             $82.07
         3           15.76%                $11,026.38                  13.10%                    $10,773.16             $85.51
         4           21.55%                $11,577.70                  17.84%                    $11,224.56             $89.09
         5           27.63%                $12,156.58                  22.78%                    $11,694.86             $92.82
         6           34.01%                $12,764.41                  27.93%                    $12,184.88             $96.71
         7           40.71%                $13,402.63                  33.29%                    $12,695.43            $100.77
         8           47.75%                $14,072.76                  38.87%                    $13,227.36            $104.99
         9           55.13%                $14,776.40                  44.69%                    $13,781.59            $109.39
         10          62.89%                $15,515.22                  50.75%                    $14,359.04            $113.97

    TOTAL GAIN BEFORE FEES AND EXPENSES     $5,990.22
    TOTAL GAIN AFTER FEES AND EXPENSES                                                            $4,834.04
    TOTAL ANNUAL FEES AND EXPENSES                                                                                   $1,429.09


     COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND - Z

                                     ANNUAL EXPENSE RATIO
                                              0.66%

        YEAR    CUMULATIVE RETURN    HYPOTHETICAL YEAR-END        CUMULATIVE RETURN          HYPOTHETICAL YEAR       ANNUAL
                 BEFORE FEES AND         BALANCE BEFORE        AFTER FEES AND EXPENSES       END BALANCE AFTER       FEES AND
                    EXPENSES            FEES AND EXPENSES                                    FEES AND EXPENSES       EXPENSES
         1            5.00%                $10,500.00                   4.34%                    $10,434.00             $67.43
         2           10.25%                $11,025.00                   8.87%                    $10,886.84             $70.36
         3           15.76%                $11,576.25                  13.59%                    $11,359.32             $73.41
         4           21.55%                $12,155.06                  18.52%                    $11,852.32             $76.60
         5           27.63%                $12,762.82                  23.67%                    $12,366.71             $79.92
         6           34.01%                $13,400.96                  29.03%                    $12,903.42             $83.39
         7           40.71%                $14,071.00                  34.63%                    $13,463.43             $87.01
         8           47.75%                $14,774.55                  40.48%                    $14,047.75             $90.79
         9           55.13%                $15,513.28                  46.57%                    $14,657.42             $94.73
         10          62.89%                $16,288.95                  52.94%                    $15,293.55             $98.84

    TOTAL GAIN BEFORE FEES AND EXPENSES     $6,288.95
    TOTAL GAIN AFTER FEES AND EXPENSES                                                            $5,293.55
    TOTAL ANNUAL FEES AND EXPENSES                                                                                     $822.48

     COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND - A

                                     ANNUAL EXPENSE RATIO
                                              0.98%

    YEAR    CUMULATIVE RETURN        HYPOTHETICAL YEAR-END        CUMULATIVE RETURN          HYPOTHETICAL YEAR        ANNUAL
             BEFORE FEES AND             BALANCE BEFORE        AFTER FEES AND EXPENSES       END BALANCE AFTER        FEES AND
                EXPENSES                FEES AND EXPENSES                                    FEES AND EXPENSES        EXPENSES
         1            5.00%                $10,001.25                   4.02%                     $9,907.91            $570.22
         2           10.25%                $10,501.31                   8.20%                    $10,306.20             $99.05
         3           15.76%                $11,026.38                  12.55%                    $10,720.51            $103.03
         4           21.55%                $11,577.70                  17.08%                    $11,151.48            $107.17
         5           27.63%                $12,156.58                  21.78%                    $11,599.77            $111.48
         6           34.01%                $12,764.41                  26.68%                    $12,066.08            $115.96
         7           40.71%                $13,402.63                  31.77%                    $12,551.13            $120.62
         8           47.75%                $14,072.76                  37.07%                    $13,055.69            $125.47
         9           55.13%                $14,776.40                  42.58%                    $13,580.53            $130.52
         10          62.89%                $15,515.22                  48.31%                    $14,126.46            $135.76

    TOTAL GAIN BEFORE FEES AND EXPENSES     $5,990.22
    TOTAL GAIN AFTER FEES AND EXPENSES                                                            $4,601.46
    TOTAL ANNUAL FEES AND EXPENSES                                                                                   $1,619.28


     COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND - B

                                     ANNUAL EXPENSE RATIO
                                              1.73%

        YEAR    CUMULATIVE RETURN    HYPOTHETICAL YEAR-END        CUMULATIVE RETURN          HYPOTHETICAL YEAR         ANNUAL
                 BEFORE FEES AND         BALANCE BEFORE        AFTER FEES AND EXPENSES       END BALANCE AFTER         FEES AND
                    EXPENSES            FEES AND EXPENSES                                    FEES AND EXPENSES         EXPENSES
         1            5.00%                $10,500.00                   3.27%                    $10,327.00            $175.83
         2           10.25%                $11,025.00                   6.65%                    $10,664.69            $181.58
         3           15.76%                $11,576.25                  10.13%                    $11,013.43            $187.52
         4           21.55%                $12,155.06                  13.74%                    $11,373.57            $193.65
         5           27.63%                $12,762.82                  17.45%                    $11,745.48            $199.98
         6           34.01%                $13,400.96                  21.30%                    $12,129.56            $206.52
         7           40.71%                $14,071.00                  25.26%                    $12,526.20            $213.27
         8           47.75%                $14,774.55                  29.36%                    $12,935.80            $220.25
         9           55.13%                $15,513.28                  34.56%                    $13,455.82            $129.32
         10          62.89%                $16,288.95                  39.97%                    $13,996.75            $134.52

    TOTAL GAIN BEFORE FEES AND EXPENSES     $6,288.95
    TOTAL GAIN AFTER FEES AND EXPENSES                                                            $3,996.75
    TOTAL ANNUAL FEES AND EXPENSES                                                                                   $1,842.44

     COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND - C

                                     ANNUAL EXPENSE RATIO
                                              1.73%

        YEAR    CUMULATIVE RETURN    HYPOTHETICAL YEAR-END        CUMULATIVE RETURN          HYPOTHETICAL YEAR          ANNUAL
                 BEFORE FEES AND         BALANCE BEFORE        AFTER FEES AND EXPENSES       END BALANCE AFTER         FEES AND
                    EXPENSES            FEES AND EXPENSES                                    FEES AND EXPENSES         EXPENSES
         1            5.00%                $10,500.00                   3.27%                    $10,327.00            $175.83
         2           10.25%                $11,025.00                   6.65%                    $10,664.69            $181.58
         3           15.76%                $11,576.25                  10.13%                    $11,013.43            $187.52
         4           21.55%                $12,155.06                  13.74%                    $11,373.57            $193.65
         5           27.63%                $12,762.82                  17.45%                    $11,745.48            $199.98
         6           34.01%                $13,400.96                  21.30%                    $12,129.56            $206.52
         7           40.71%                $14,071.00                  25.26%                    $12,526.20            $213.27
         8           47.75%                $14,774.55                  29.36%                    $12,935.80            $220.25
         9           55.13%                $15,513.28                  33.59%                    $13,358.80            $227.45
         10          62.89%                $16,288.95                  37.96%                    $13,795.64            $234.89

    TOTAL GAIN BEFORE FEES AND EXPENSES     $6,288.95
    TOTAL GAIN AFTER FEES AND EXPENSES                                                            $3,795.64
    TOTAL ANNUAL FEES AND EXPENSES                                                                                   $2,040.94


     COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND - G

                                     ANNUAL EXPENSE RATIO
                                              1.53%

        YEAR    CUMULATIVE RETURN    HYPOTHETICAL YEAR-END        CUMULATIVE RETURN          HYPOTHETICAL YEAR          ANNUAL
                 BEFORE FEES AND         BALANCE BEFORE        AFTER FEES AND EXPENSES       END BALANCE AFTER         FEES AND
                    EXPENSES            FEES AND EXPENSES                                    FEES AND EXPENSES         EXPENSES
         1            5.00%                $10,500.00                   3.47%                    $10,347.00            $155.65
         2           10.25%                $11,025.00                   7.06%                    $10,706.04            $161.06
         3           15.76%                $11,576.25                  10.78%                    $11,077.54            $166.64
         4           21.55%                $12,155.06                  14.62%                    $11,461.93            $172.43
         5           27.63%                $12,762.82                  18.60%                    $11,859.66            $178.41
         6           34.01%                $13,400.96                  22.71%                    $12,271.19            $184.60
         7           40.71%                $14,071.00                  26.97%                    $12,697.00            $191.01
         8           47.75%                $14,774.55                  31.38%                    $13,137.59            $197.63
         9           55.13%                $15,513.28                  36.79%                    $13,678.86            $117.99
         10          62.89%                $16,288.95                  42.42%                    $14,242.42            $122.85

    TOTAL GAIN BEFORE FEES AND EXPENSES     $6,288.95
    TOTAL GAIN AFTER FEES AND EXPENSES                                                            $4,242.42
    TOTAL ANNUAL FEES AND EXPENSES                                                                                   $1,648.27

     COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND - T

                                     ANNUAL EXPENSE RATIO
                                              0.88%

        YEAR    CUMULATIVE RETURN    HYPOTHETICAL YEAR-END        CUMULATIVE RETURN          HYPOTHETICAL YEAR          ANNUAL
                 BEFORE FEES AND         BALANCE BEFORE        AFTER FEES AND EXPENSES       END BALANCE AFTER          FEES AND
                    EXPENSES            FEES AND EXPENSES                                    FEES AND EXPENSES         EXPENSES
         1            5.00%                $10,001.25                   4.12%                     $9,917.43            $560.55
         2           10.25%                $10,501.31                   8.41%                    $10,326.03             $89.07
         3           15.76%                $11,026.38                  12.88%                    $10,751.46             $92.74
         4           21.55%                $11,577.70                  17.53%                    $11,194.42             $96.56
         5           27.63%                $12,156.58                  22.37%                    $11,655.63            $100.54
         6           34.01%                $12,764.41                  27.41%                    $12,135.84            $104.68
         7           40.71%                $13,402.63                  32.66%                    $12,635.84            $109.00
         8           47.75%                $14,072.76                  38.13%                    $13,156.44            $113.49
         9           55.13%                $14,776.40                  43.82%                    $13,698.48            $118.16
         10          62.89%                $15,515.22                  49.74%                    $14,262.86            $123.03

    TOTAL GAIN BEFORE FEES AND EXPENSES     $5,990.22
    TOTAL GAIN AFTER FEES AND EXPENSES                                                            $4,737.86
    TOTAL ANNUAL FEES AND EXPENSES                                                                                   $1,507.82


     COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND - Z

                                     ANNUAL EXPENSE RATIO
                                              0.73%

        YEAR    CUMULATIVE RETURN    HYPOTHETICAL YEAR-END        CUMULATIVE RETURN          HYPOTHETICAL YEAR         ANNUAL
                 BEFORE FEES AND         BALANCE BEFORE        AFTER FEES AND EXPENSES       END BALANCE AFTER         FEES AND
                    EXPENSES            FEES AND EXPENSES                                    FEES AND EXPENSES         EXPENSES
         1            5.00%                $10,500.00                   4.27%                    $10,427.00             $74.56
         2           10.25%                $11,025.00                   8.72%                    $10,872.23             $77.74
         3           15.76%                $11,576.25                  13.36%                    $11,336.48             $81.06
         4           21.55%                $12,155.06                  18.21%                    $11,820.54             $84.52
         5           27.63%                $12,762.82                  23.25%                    $12,325.28             $88.13
         6           34.01%                $13,400.96                  28.52%                    $12,851.57             $91.90
         7           40.71%                $14,071.00                  34.00%                    $13,400.33             $95.82
         8           47.75%                $14,774.55                  39.73%                    $13,972.53             $99.91
         9           55.13%                $15,513.28                  45.69%                    $14,569.15            $104.18
         10          62.89%                $16,288.95                  51.91%                    $15,191.26            $108.63

    TOTAL GAIN BEFORE FEES AND EXPENSES     $6,288.95
    TOTAL GAIN AFTER FEES AND EXPENSES                                                            $5,191.26
    TOTAL ANNUAL FEES AND EXPENSES                                                                                     $906.45

     COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND - A

                                     ANNUAL EXPENSE RATIO
                                              1.06%

        YEAR    CUMULATIVE RETURN    HYPOTHETICAL YEAR-END        CUMULATIVE RETURN          HYPOTHETICAL YEAR          ANNUAL
                 BEFORE FEES AND         BALANCE BEFORE        AFTER FEES AND EXPENSES       END BALANCE AFTER         FEES AND
                    EXPENSES            FEES AND EXPENSES                                    FEES AND EXPENSES         EXPENSES
         1            5.00%                $10,001.25                   3.94%                     $9,900.29            $577.95
         2           10.25%                $10,501.31                   8.04%                    $10,290.36            $107.01
         3           15.76%                $11,026.38                  12.29%                    $10,695.80            $111.23
         4           21.55%                $11,577.70                  16.72%                    $11,117.21            $115.61
         5           27.63%                $12,156.58                  21.31%                    $11,555.23            $120.16
         6           34.01%                $12,764.41                  26.09%                    $12,010.50            $124.90
         7           40.71%                $13,402.63                  31.06%                    $12,483.72            $129.82
         8           47.75%                $14,072.76                  36.23%                    $12,975.58            $134.93
         9           55.13%                $14,776.40                  41.59%                    $13,486.81            $140.25
         10          62.89%                $15,515.22                  47.17%                    $14,018.20            $145.78

    TOTAL GAIN BEFORE FEES AND EXPENSES     $5,990.22
    TOTAL GAIN AFTER FEES AND EXPENSES                                                            $4,493.20
    TOTAL ANNUAL FEES AND EXPENSES                                                                                   $1,707.64


     COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND - B

                                     ANNUAL EXPENSE RATIO
                                              1.81%

        YEAR    CUMULATIVE RETURN    HYPOTHETICAL YEAR-END        CUMULATIVE RETURN          HYPOTHETICAL YEAR         ANNUAL
                 BEFORE FEES AND         BALANCE BEFORE        AFTER FEES AND EXPENSES       END BALANCE AFTER         FEES AND
                    EXPENSES            FEES AND EXPENSES                                    FEES AND EXPENSES         EXPENSES
         1            5.00%                $10,500.00                   3.19%                    $10,319.00            $183.89
         2           10.25%                $11,025.00                   6.48%                    $10,648.18            $189.75
         3           15.76%                $11,576.25                   9.88%                    $10,987.85            $195.81
         4           21.55%                $12,155.06                  13.38%                    $11,338.37            $202.05
         5           27.63%                $12,762.82                  17.00%                    $11,700.06            $208.50
         6           34.01%                $13,400.96                  20.73%                    $12,073.29            $215.15
         7           40.71%                $14,071.00                  24.58%                    $12,458.43            $222.01
         8           47.75%                $14,774.55                  28.56%                    $12,855.85            $229.09
         9           55.13%                $15,513.28                  33.62%                    $13,362.37            $138.96
         10          62.89%                $16,288.95                  38.89%                    $13,888.85            $144.43

    TOTAL GAIN BEFORE FEES AND EXPENSES     $6,288.95
    TOTAL GAIN AFTER FEES AND EXPENSES                                                            $3,888.85
    TOTAL ANNUAL FEES AND EXPENSES                                                                                   $1,929.64

     COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND - C

                                     ANNUAL EXPENSE RATIO
                                              1.81%

        YEAR    CUMULATIVE RETURN    HYPOTHETICAL YEAR-END        CUMULATIVE RETURN          HYPOTHETICAL YEAR       ANNUAL
                 BEFORE FEES AND         BALANCE BEFORE        AFTER FEES AND EXPENSES       END BALANCE AFTER       FEES AND
                    EXPENSES            FEES AND EXPENSES                                    FEES AND EXPENSES       EXPENSES
         1            5.00%                $10,500.00                   3.19%                    $10,319.00            $183.89
         2           10.25%                $11,025.00                   6.48%                    $10,648.18            $189.75
         3           15.76%                $11,576.25                   9.88%                    $10,987.85            $195.81
         4           21.55%                $12,155.06                  13.38%                    $11,338.37            $202.05
         5           27.63%                $12,762.82                  17.00%                    $11,700.06            $208.50
         6           34.01%                $13,400.96                  20.73%                    $12,073.29            $215.15
         7           40.71%                $14,071.00                  24.58%                    $12,458.43            $222.01
         8           47.75%                $14,774.55                  28.56%                    $12,855.85            $229.09
         9           55.13%                $15,513.28                  32.66%                    $13,265.95            $236.40
         10          62.89%                $16,288.95                  36.89%                    $13,689.14            $243.94

    TOTAL GAIN BEFORE FEES AND EXPENSES     $6,288.95
    TOTAL GAIN AFTER FEES AND EXPENSES                                                            $3,689.14
    TOTAL ANNUAL FEES AND EXPENSES                                                                                   $2,126.59


     COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND - G

                                     ANNUAL EXPENSE RATIO
                                              1.61%

        YEAR    CUMULATIVE RETURN    HYPOTHETICAL YEAR-END        CUMULATIVE RETURN          HYPOTHETICAL YEAR       ANNUAL
                 BEFORE FEES AND         BALANCE BEFORE        AFTER FEES AND EXPENSES       END BALANCE AFTER       FEES AND
                    EXPENSES            FEES AND EXPENSES                                    FEES AND EXPENSES       EXPENSES
         1            5.00%                $10,500.00                   3.39%                    $10,339.00            $163.73
         2           10.25%                $11,025.00                   6.89%                    $10,689.49            $169.28
         3           15.76%                $11,576.25                  10.52%                    $11,051.87            $175.02
         4           21.55%                $12,155.06                  14.27%                    $11,426.52            $180.95
         5           27.63%                $12,762.82                  18.14%                    $11,813.88            $187.09
         6           34.01%                $13,400.96                  22.14%                    $12,214.37            $193.43
         7           40.71%                $14,071.00                  26.28%                    $12,628.44            $199.98
         8           47.75%                $14,774.55                  30.57%                    $13,056.55            $206.76
         9           55.13%                $15,513.28                  35.84%                    $13,584.03            $127.87
         10          62.89%                $16,288.95                  41.33%                    $14,132.82            $133.04

    TOTAL GAIN BEFORE FEES AND EXPENSES     $6,288.95
    TOTAL GAIN AFTER FEES AND EXPENSES                                                            $4,132.82
    TOTAL ANNUAL FEES AND EXPENSES                                                                                   $1,737.15

     COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND - T

                                     ANNUAL EXPENSE RATIO
                                              0.96%

        YEAR    CUMULATIVE RETURN    HYPOTHETICAL YEAR-END        CUMULATIVE RETURN          HYPOTHETICAL YEAR        ANNUAL
                 BEFORE FEES AND         BALANCE BEFORE        AFTER FEES AND EXPENSES       END BALANCE AFTER       FEES AND
                    EXPENSES            FEES AND EXPENSES                                    FEES AND EXPENSES       EXPENSES
         1            5.00%                $10,001.25                   4.04%                     $9,909.81            $568.29
         2           10.25%                $10,501.31                   8.24%                    $10,310.17             $97.06
         3           15.76%                $11,026.38                  12.62%                    $10,726.70            $100.98
         4           21.55%                $11,577.70                  17.17%                    $11,160.06            $105.06
         5           27.63%                $12,156.58                  21.90%                    $11,610.92            $109.30
         6           34.01%                $12,764.41                  26.82%                    $12,080.00            $113.72
         7           40.71%                $13,402.63                  31.95%                    $12,568.04            $118.31
         8           47.75%                $14,072.76                  37.28%                    $13,075.78            $123.09
         9           55.13%                $14,776.40                  42.82%                    $13,604.05            $128.06
         10          62.89%                $15,515.22                  48.59%                    $14,153.65            $133.24

    TOTAL GAIN BEFORE FEES AND EXPENSES     $5,990.22
    TOTAL GAIN AFTER FEES AND EXPENSES                                                            $4,628.65
    TOTAL ANNUAL FEES AND EXPENSES                                                                                   $1,597.11


     COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND - Z

                                     ANNUAL EXPENSE RATIO
                                              0.81%

        YEAR    CUMULATIVE RETURN    HYPOTHETICAL YEAR-END        CUMULATIVE RETURN          HYPOTHETICAL YEAR       ANNUAL
                 BEFORE FEES AND         BALANCE BEFORE        AFTER FEES AND EXPENSES       END BALANCE AFTER       FEES AND
                    EXPENSES            FEES AND EXPENSES                                    FEES AND EXPENSES       EXPENSES
         1            5.00%                $10,500.00                   4.19%                    $10,419.00             $82.70
         2           10.25%                $11,025.00                   8.56%                    $10,855.56             $86.16
         3           15.76%                $11,576.25                  13.10%                    $11,310.40             $89.77
         4           21.55%                $12,155.06                  17.84%                    $11,784.31             $93.53
         5           27.63%                $12,762.82                  22.78%                    $12,278.07             $97.45
         6           34.01%                $13,400.96                  27.93%                    $12,792.52            $101.54
         7           40.71%                $14,071.00                  33.29%                    $13,328.53            $105.79
         8           47.75%                $14,774.55                  38.87%                    $13,887.00            $110.22
         9           55.13%                $15,513.28                  44.69%                    $14,468.86            $114.84
         10          62.89%                $16,288.95                  50.75%                    $15,075.11            $119.65

    TOTAL GAIN BEFORE FEES AND EXPENSES     $6,288.95
    TOTAL GAIN AFTER FEES AND EXPENSES                                                            $5,075.11
    TOTAL ANNUAL FEES AND EXPENSES                                                                                   $1,001.65

     COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND - A

                                     ANNUAL EXPENSE RATIO
                                              1.03%

        YEAR    CUMULATIVE RETURN    HYPOTHETICAL YEAR-END        CUMULATIVE RETURN          HYPOTHETICAL YEAR       ANNUAL
                 BEFORE FEES AND         BALANCE BEFORE        AFTER FEES AND EXPENSES       END BALANCE AFTER       FEES AND
                    EXPENSES            FEES AND EXPENSES                                    FEES AND EXPENSES       EXPENSES
         1            5.00%                $10,001.25                   3.97%                     $9,903.14            $575.05
         2           10.25%                $10,501.31                   8.10%                    $10,296.30            $104.03
         3           15.76%                $11,026.38                  12.39%                    $10,705.06            $108.16
         4           21.55%                $11,577.70                  16.85%                    $11,130.05            $112.45
         5           27.63%                $12,156.58                  21.49%                    $11,571.91            $116.92
         6           34.01%                $12,764.41                  26.31%                    $12,031.32            $121.56
         7           40.71%                $13,402.63                  31.33%                    $12,508.96            $126.38
         8           47.75%                $14,072.76                  36.54%                    $13,005.57            $131.40
         9           55.13%                $14,776.40                  41.96%                    $13,521.89            $136.62
         10          62.89%                $15,515.22                  47.60%                    $14,058.71            $142.04

    TOTAL GAIN BEFORE FEES AND EXPENSES     $5,990.22
    TOTAL GAIN AFTER FEES AND EXPENSES                                                            $4,533.71
    TOTAL ANNUAL FEES AND EXPENSES                                                                                   $1,674.61


     COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND - B

                                     ANNUAL EXPENSE RATIO
                                              1.78%

        YEAR    CUMULATIVE RETURN    HYPOTHETICAL YEAR-END        CUMULATIVE RETURN          HYPOTHETICAL YEAR       ANNUAL
                 BEFORE FEES AND         BALANCE BEFORE        AFTER FEES AND EXPENSES       END BALANCE AFTER       FEES AND
                    EXPENSES            FEES AND EXPENSES                                    FEES AND EXPENSES       EXPENSES
         1            5.00%                $10,500.00                   3.22%                    $10,322.00            $180.87
         2           10.25%                $11,025.00                   6.54%                    $10,654.37            $186.69
         3           15.76%                $11,576.25                   9.97%                    $10,997.44            $192.70
         4           21.55%                $12,155.06                  13.52%                    $11,351.56            $198.91
         5           27.63%                $12,762.82                  17.17%                    $11,717.08            $205.31
         6           34.01%                $13,400.96                  20.94%                    $12,094.37            $211.92
         7           40.71%                $14,071.00                  24.84%                    $12,483.81            $218.75
         8           47.75%                $14,774.55                  28.86%                    $12,885.78            $225.79
         9           55.13%                $15,513.28                  33.97%                    $13,397.35            $135.36
         10          62.89%                $16,288.95                  39.29%                    $13,929.22            $140.73

    TOTAL GAIN BEFORE FEES AND EXPENSES     $6,288.95
    TOTAL GAIN AFTER FEES AND EXPENSES                                                            $3,929.22
    TOTAL ANNUAL FEES AND EXPENSES                                                                                   $1,897.03

     COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND - C

                                     ANNUAL EXPENSE RATIO
                                              1.78%

        YEAR    CUMULATIVE RETURN    HYPOTHETICAL YEAR-END        CUMULATIVE RETURN          HYPOTHETICAL YEAR       ANNUAL
                 BEFORE FEES AND         BALANCE BEFORE        AFTER FEES AND EXPENSES       END BALANCE AFTER       FEES AND
                    EXPENSES            FEES AND EXPENSES                                    FEES AND EXPENSES       EXPENSES
         1            5.00%                $10,500.00                   3.22%                    $10,322.00            $180.87
         2           10.25%                $11,025.00                   6.54%                    $10,654.37            $186.69
         3           15.76%                $11,576.25                   9.97%                    $10,997.44            $192.70
         4           21.55%                $12,155.06                  13.52%                    $11,351.56            $198.91
         5           27.63%                $12,762.82                  17.17%                    $11,717.08            $205.31
         6           34.01%                $13,400.96                  20.94%                    $12,094.37            $211.92
         7           40.71%                $14,071.00                  24.84%                    $12,483.81            $218.75
         8           47.75%                $14,774.55                  28.86%                    $12,885.78            $225.79
         9           55.13%                $15,513.28                  33.01%                    $13,300.71            $233.06
         10          62.89%                $16,288.95                  37.29%                    $13,728.99            $240.56

    TOTAL GAIN BEFORE FEES AND EXPENSES     $6,288.95
    TOTAL GAIN AFTER FEES AND EXPENSES                                                            $3,728.99
    TOTAL ANNUAL FEES AND EXPENSES                                                                                   $2,094.56


     COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND - G

                                     ANNUAL EXPENSE RATIO
                                              1.58%

        YEAR    CUMULATIVE RETURN    HYPOTHETICAL YEAR-END        CUMULATIVE RETURN          HYPOTHETICAL YEAR       ANNUAL
                 BEFORE FEES AND         BALANCE BEFORE        AFTER FEES AND EXPENSES       END BALANCE AFTER       FEES AND
                    EXPENSES            FEES AND EXPENSES                                    FEES AND EXPENSES       EXPENSES
         1            5.00%                $10,500.00                   3.42%                    $10,342.00            $160.70
         2           10.25%                $11,025.00                   6.96%                    $10,695.70            $166.20
         3           15.76%                $11,576.25                  10.61%                    $11,061.49            $171.88
         4           21.55%                $12,155.06                  14.40%                    $11,439.79            $177.76
         5           27.63%                $12,762.82                  18.31%                    $11,831.03            $183.84
         6           34.01%                $13,400.96                  22.36%                    $12,235.65            $190.13
         7           40.71%                $14,071.00                  26.54%                    $12,654.11            $196.63
         8           47.75%                $14,774.55                  30.87%                    $13,086.88            $203.35
         9           55.13%                $15,513.28                  36.20%                    $13,619.52            $124.18
         10          62.89%                $16,288.95                  41.74%                    $14,173.84            $129.24

    TOTAL GAIN BEFORE FEES AND EXPENSES     $6,288.95
    TOTAL GAIN AFTER FEES AND EXPENSES                                                            $4,173.84
    TOTAL ANNUAL FEES AND EXPENSES                                                                                   $1,703.91

     COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND - T

                                     ANNUAL EXPENSE RATIO
                                              0.93%

        YEAR    CUMULATIVE RETURN    HYPOTHETICAL YEAR-END        CUMULATIVE RETURN          HYPOTHETICAL YEAR       ANNUAL
                 BEFORE FEES AND         BALANCE BEFORE        AFTER FEES AND EXPENSES       END BALANCE AFTER       FEES AND
                    EXPENSES            FEES AND EXPENSES                                    FEES AND EXPENSES       EXPENSES
         1            5.00%                $10,001.25                   4.07%                     $9,912.67            $565.39
         2           10.25%                $10,501.31                   8.31%                    $10,316.11             $94.06
         3           15.76%                $11,026.38                  12.71%                    $10,735.98             $97.89
         4           21.55%                $11,577.70                  17.30%                    $11,172.93            $101.88
         5           27.63%                $12,156.58                  22.08%                    $11,627.67            $106.02
         6           34.01%                $12,764.41                  27.04%                    $12,100.92            $110.34
         7           40.71%                $13,402.63                  32.21%                    $12,593.43            $114.83
         8           47.75%                $14,072.76                  37.60%                    $13,105.98            $119.50
         9           55.13%                $14,776.40                  43.20%                    $13,639.39            $124.37
         10          62.89%                $15,515.22                  49.02%                    $14,194.51            $129.43

    TOTAL GAIN BEFORE FEES AND EXPENSES     $5,990.22
    TOTAL GAIN AFTER FEES AND EXPENSES                                                            $4,669.51
    TOTAL ANNUAL FEES AND EXPENSES                                                                                   $1,563.71


     COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND - Z

                                     ANNUAL EXPENSE RATIO
                                              0.78%

        YEAR    CUMULATIVE RETURN    HYPOTHETICAL YEAR-END        CUMULATIVE RETURN          HYPOTHETICAL YEAR       ANNUAL
                 BEFORE FEES AND         BALANCE BEFORE        AFTER FEES AND EXPENSES       END BALANCE AFTER       FEES AND
                    EXPENSES            FEES AND EXPENSES                                    FEES AND EXPENSES       EXPENSES
         1            5.00%                $10,500.00                   4.22%                    $10,422.00             $79.65
         2           10.25%                $11,025.00                   8.62%                    $10,861.81             $83.01
         3           15.76%                $11,576.25                  13.20%                    $11,320.18             $86.51
         4           21.55%                $12,155.06                  17.98%                    $11,797.89             $90.16
         5           27.63%                $12,762.82                  22.96%                    $12,295.76             $93.97
         6           34.01%                $13,400.96                  28.15%                    $12,814.64             $97.93
         7           40.71%                $14,071.00                  33.55%                    $13,355.42            $102.06
         8           47.75%                $14,774.55                  39.19%                    $13,919.02            $106.37
         9           55.13%                $15,513.28                  45.06%                    $14,506.40            $110.86
         10          62.89%                $16,288.95                  51.19%                    $15,118.57            $115.54

    TOTAL GAIN BEFORE FEES AND EXPENSES     $6,288.95
    TOTAL GAIN AFTER FEES AND EXPENSES                                                            $5,118.57
    TOTAL ANNUAL FEES AND EXPENSES                                                                                     $966.06

     COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND - A

                                     ANNUAL EXPENSE RATIO
                                              0.99%

        YEAR    CUMULATIVE RETURN    HYPOTHETICAL YEAR-END        CUMULATIVE RETURN          HYPOTHETICAL YEAR       ANNUAL
                 BEFORE FEES AND         BALANCE BEFORE        AFTER FEES AND EXPENSES       END BALANCE AFTER       FEES AND
                    EXPENSES            FEES AND EXPENSES                                    FEES AND EXPENSES       EXPENSES
         1            5.00%                $10,001.25                   4.01%                     $9,906.95            $571.19
         2           10.25%                $10,501.31                   8.18%                    $10,304.22            $100.05
         3           15.76%                $11,026.38                  12.52%                    $10,717.42            $104.06
         4           21.55%                $11,577.70                  17.03%                    $11,147.19            $108.23
         5           27.63%                $12,156.58                  21.72%                    $11,594.19            $112.57
         6           34.01%                $12,764.41                  26.60%                    $12,059.12            $117.08
         7           40.71%                $13,402.63                  31.68%                    $12,542.69            $121.78
         8           47.75%                $14,072.76                  36.96%                    $13,045.65            $126.66
         9           55.13%                $14,776.40                  42.45%                    $13,568.78            $131.74
         10          62.89%                $15,515.22                  48.17%                    $14,112.89            $137.02

    TOTAL GAIN BEFORE FEES AND EXPENSES     $5,990.22
    TOTAL GAIN AFTER FEES AND EXPENSES                                                            $4,587.89
    TOTAL ANNUAL FEES AND EXPENSES                                                                                   $1,630.38


     COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND - B

                                     ANNUAL EXPENSE RATIO
                                              1.74%

        YEAR    CUMULATIVE RETURN    HYPOTHETICAL YEAR-END        CUMULATIVE RETURN          HYPOTHETICAL YEAR       ANNUAL
                 BEFORE FEES AND         BALANCE BEFORE        AFTER FEES AND EXPENSES       END BALANCE AFTER       FEES AND
                    EXPENSES            FEES AND EXPENSES                                    FEES AND EXPENSES       EXPENSES
         1            5.00%                $10,500.00                   3.26%                    $10,326.00            $176.84
         2           10.25%                $11,025.00                   6.63%                    $10,662.63            $182.60
         3           15.76%                $11,576.25                  10.10%                    $11,010.23            $188.55
         4           21.55%                $12,155.06                  13.69%                    $11,369.16            $194.70
         5           27.63%                $12,762.82                  17.40%                    $11,739.80            $201.05
         6           34.01%                $13,400.96                  21.23%                    $12,122.51            $207.60
         7           40.71%                $14,071.00                  25.18%                    $12,517.71            $214.37
         8           47.75%                $14,774.55                  29.26%                    $12,925.79            $221.36
         9           55.13%                $15,513.28                  34.44%                    $13,444.11            $130.53
         10          62.89%                $16,288.95                  39.83%                    $13,983.22            $135.77

    TOTAL GAIN BEFORE FEES AND EXPENSES     $6,288.95
    TOTAL GAIN AFTER FEES AND EXPENSES                                                            $3,983.22
    TOTAL ANNUAL FEES AND EXPENSES                                                                                   $1,853.37

     COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND - C

                                     ANNUAL EXPENSE RATIO
                                              1.74%

        YEAR    CUMULATIVE RETURN    HYPOTHETICAL YEAR-END        CUMULATIVE RETURN          HYPOTHETICAL YEAR       ANNUAL
                 BEFORE FEES AND         BALANCE BEFORE        AFTER FEES AND EXPENSES       END BALANCE AFTER       FEES AND
                    EXPENSES            FEES AND EXPENSES                                    FEES AND EXPENSES       EXPENSES
         1            5.00%                $10,500.00                   3.26%                    $10,326.00            $176.84
         2           10.25%                $11,025.00                   6.63%                    $10,662.63            $182.60
         3           15.76%                $11,576.25                  10.10%                    $11,010.23            $188.55
         4           21.55%                $12,155.06                  13.69%                    $11,369.16            $194.70
         5           27.63%                $12,762.82                  17.40%                    $11,739.80            $201.05
         6           34.01%                $13,400.96                  21.23%                    $12,122.51            $207.60
         7           40.71%                $14,071.00                  25.18%                    $12,517.71            $214.37
         8           47.75%                $14,774.55                  29.26%                    $12,925.79            $221.36
         9           55.13%                $15,513.28                  33.47%                    $13,347.17            $228.57
         10          62.89%                $16,288.95                  37.82%                    $13,782.28            $236.03

    TOTAL GAIN BEFORE FEES AND EXPENSES     $6,288.95
    TOTAL GAIN AFTER FEES AND EXPENSES                                                            $3,782.28
    TOTAL ANNUAL FEES AND EXPENSES                                                                                   $2,051.67


     COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND - G

                                     ANNUAL EXPENSE RATIO
                                              1.54%

        YEAR    CUMULATIVE RETURN    HYPOTHETICAL YEAR-END        CUMULATIVE RETURN          HYPOTHETICAL YEAR       ANNUAL
                 BEFORE FEES AND         BALANCE BEFORE        AFTER FEES AND EXPENSES       END BALANCE AFTER       FEES AND
                    EXPENSES            FEES AND EXPENSES                                    FEES AND EXPENSES       EXPENSES
         1            5.00%                $10,500.00                   3.46%                    $10,346.00            $156.66
         2           10.25%                $11,025.00                   7.04%                    $10,703.97            $162.08
         3           15.76%                $11,576.25                  10.74%                    $11,074.33            $167.69
         4           21.55%                $12,155.06                  14.58%                    $11,457.50            $173.50
         5           27.63%                $12,762.82                  18.54%                    $11,853.93            $179.50
         6           34.01%                $13,400.96                  22.64%                    $12,264.08            $185.71
         7           40.71%                $14,071.00                  26.88%                    $12,688.41            $192.13
         8           47.75%                $14,774.55                  31.27%                    $13,127.43            $198.78
         9           55.13%                $15,513.28                  36.87%                    $13,686.66             $99.21
         10          62.89%                $16,288.95                  42.70%                    $14,269.71            $103.44

    TOTAL GAIN BEFORE FEES AND EXPENSES     $6,288.95
    TOTAL GAIN AFTER FEES AND EXPENSES                                                            $4,269.71
    TOTAL ANNUAL FEES AND EXPENSES                                                                                   $1,618.70

     COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND - T

                                     ANNUAL EXPENSE RATIO
                                              0.74%

        YEAR    CUMULATIVE RETURN    HYPOTHETICAL YEAR-END        CUMULATIVE RETURN          HYPOTHETICAL YEAR       ANNUAL
                 BEFORE FEES AND         BALANCE BEFORE        AFTER FEES AND EXPENSES       END BALANCE AFTER       FEES AND
                    EXPENSES            FEES AND EXPENSES                                    FEES AND EXPENSES       EXPENSES
         1            5.00%                $10,001.25                   4.26%                     $9,930.76            $546.99
         2           10.25%                $10,501.31                   8.70%                    $10,353.82             $75.05
         3           15.76%                $11,026.38                  13.33%                    $10,794.89             $78.25
         4           21.55%                $11,577.70                  18.16%                    $11,254.75             $81.58
         5           27.63%                $12,156.58                  23.19%                    $11,734.20             $85.06
         6           34.01%                $12,764.41                  28.44%                    $12,234.08             $88.68
         7           40.71%                $13,402.63                  33.91%                    $12,755.25             $92.46
         8           47.75%                $14,072.76                  39.62%                    $13,298.63             $96.40
         9           55.13%                $14,776.40                  45.57%                    $13,865.15            $100.51
         10          62.89%                $15,515.22                  51.77%                    $14,455.80            $104.79

    TOTAL GAIN BEFORE FEES AND EXPENSES     $5,990.22
    TOTAL GAIN AFTER FEES AND EXPENSES                                                            $4,930.80
    TOTAL ANNUAL FEES AND EXPENSES                                                                                   $1,349.77

     COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND - Z

                                     ANNUAL EXPENSE RATIO
                                              0.74%

        YEAR    CUMULATIVE RETURN    HYPOTHETICAL YEAR-END        CUMULATIVE RETURN          HYPOTHETICAL YEAR       ANNUAL
                 BEFORE FEES AND         BALANCE BEFORE        AFTER FEES AND EXPENSES       END BALANCE AFTER       FEES AND
                    EXPENSES            FEES AND EXPENSES                                    FEES AND EXPENSES       EXPENSES
         1            5.00%                $10,500.00                   4.26%                    $10,426.00             $75.58
         2           10.25%                $11,025.00                   8.70%                    $10,870.15             $78.80
         3           15.76%                $11,576.25                  13.33%                    $11,333.22             $82.15
         4           21.55%                $12,155.06                  18.16%                    $11,816.01             $85.65
         5           27.63%                $12,762.82                  23.19%                    $12,319.37             $89.30
         6           34.01%                $13,400.96                  28.44%                    $12,844.18             $93.11
         7           40.71%                $14,071.00                  33.91%                    $13,391.34             $97.07
         8           47.75%                $14,774.55                  39.62%                    $13,961.81            $101.21
         9           55.13%                $15,513.28                  45.57%                    $14,556.58            $105.52
         10          62.89%                $16,288.95                  51.77%                    $15,176.69            $110.01

    TOTAL GAIN BEFORE FEES AND EXPENSES     $6,288.95
    TOTAL GAIN AFTER FEES AND EXPENSES                                                            $5,176.69
    TOTAL ANNUAL FEES AND EXPENSES                                                                                     $918.40

         Sections 10 to 18 of the supplement apply only to Classes A, B, and C of the Funds.

         10. The footnotes to the table entitled "Shareholder Fees" are revised to provide that the contingent deferred sales charge ("CDSC") applicable to Class A shares applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.

         11. The section entitled "Investment Minimums" is revised in its entirety as follows:

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Please see the Statement of Additional Information for more details on investment minimums.

         12. The call-out box entitled "Choosing a Share Class" is revised in its entirety as follows:

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B AND C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.


         13. The table entitled "Class A Sales Charges" is replaced in its entirety as follows:


         For Fixed Income Funds (other than Columbia Money Market Fund and Columbia Municipal Money Market Fund):


  CLASS A SALES CHARGES

   AMOUNT PURCHASED                             AS A % OF THE     AS A % OF YOUR     % OF OFFERING PRICE
                                                   PUBLIC           INVESTMENT      RETAINED BY FINANCIAL
                                               OFFERING PRICE                              ADVISOR
   Less than $50,000                                4.75               4.99                  4.25
   $50,000 to less than $100,000                    4.50               4.71                  4.00
   $100,000 to less than $250,000                   3.50               3.63                  3.00
   $250,000 to less than $500,000                   2.50               2.56                  2.25
   $500,000 to less than $1,000,000                 2.00               2.04                  1.75
   $1,000,000 or more                               0.00               0.00                  0.00

         For Short-Intermediate Fixed Income Funds:

  CLASS A SALES CHARGES

   AMOUNT PURCHASED                             AS A % OF THE     AS A % OF YOUR     % OF OFFERING PRICE
                                                   PUBLIC           INVESTMENT      RETAINED BY FINANCIAL
                                               OFFERING PRICE                              ADVISOR
   Less than $100,000                               3.25               3.36                  3.00
   $100,000 to less than $250,000                   2.50               2.56                  2.25
   $250,000 to less than $500,000                   2.00               2.04                  1.75
   $500,000 to less than $1,000,000                 1.50               1.52                  1.25
   $1,000,000 or more                               0.00               0.00                  0.00

         For Short-Term Fixed Income Funds:


  CLASS A SALES CHARGES

   AMOUNT PURCHASED                             AS A % OF THE     AS A % OF YOUR     % OF OFFERING PRICE
                                                   PUBLIC           INVESTMENT      RETAINED BY FINANCIAL
                                               OFFERING PRICE                              ADVISOR
   Less than $100,000                               1.00               1.01                  0.75
   $100,000 to less than $250,000                   0.75               0.76                  0.50
   $250,000 to less than $1,000,000                 0.50               0.50                  0.40
   $1,000,000 or more                               0.00               0.00                  0.00

         14. The paragraph immediately following the table entitled "Class A Sales Charges" is revised in its entirety as follows:

Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

         15. For all Funds (other than Columbia Large Company Index Fund, Columbia Small Company Index Fund and Columbia U.S. Treasury Index Fund), the table entitled "Purchases Over $1 Million" for Class A shares is replaced in its entirety as follows:

  PURCHASES OVER $1 MILLION

  AMOUNT PURCHASED                                                            COMMISSION %
  Less than $3 million                                                            1.00
  $3 million to less than $50 million                                             0.50
  $50 million or more                                                             0.25

For certain group retirement plans, financial advisors will receive a 1% commission from the distributor on all purchases less than $3 million.

         16. The section entitled "Reduced Sales Charges for Larger Investments" is revised in its entirety as follows:

         A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

         B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

        o Individual accounts

        o Joint accounts

        o Certain IRA accounts

        o Certain trusts

        o UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

         C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

         D. How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, though fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.


         17. All disclosure related to Class B Sales Charges under the section entitled "Sales Charges" is revised in its entirety as follows:

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

         For all Funds (other than the Short-Intermediate Fixed Income Funds):

Purchases of less than $50,000

  CLASS B SALES CHARGES

   HOLDING PERIOD AFTER PURCHASE                                            % DEDUCTED WHEN
                                                                            SHARES ARE SOLD
   Through first year                                                            5.00
   Through second year                                                           4.00
   Through third year                                                            3.00
   Through fourth year                                                           3.00
   Through fifth year                                                            2.00
   Through sixth year                                                            1.00
   Longer than six years                                                         0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

         For Short-Intermediate Fixed Income Funds:

Purchases of less than $50,000

  CLASS B SALES CHARGES

                                                                     % DEDUCTED WHEN
   HOLDING PERIOD AFTER PURCHASE                                     SHARES ARE SOLD
   Through first year                                                      3.00
   Through second year                                                     3.00
   Through third year                                                      2.00
   Through fourth year                                                     1.00
   Through fifth year                                                      0.00
   Through sixth year                                                      0.00
   Longer than six years                                                   0.00

Commission to financial advisors is 2.75%.
Automatic conversion to Class A shares occurs eight years after purchase.

         18. The instructions with respect to redemptions by systematic withdrawal plan in the table under the section "How to Sell Shares" are revised in their entirety as follows:

You may automatically sell a specified dollar amount or percentage of your account on a monthly, quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance requirement has been waived for wrap accounts. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

         Sections 19 to 25 of this supplement apply only to Classes T and G of the Funds.

         19. The footnotes to the table entitled "Shareholder Fees" are revised to provide that the contingent deferred sales charge ("CDSC") applicable to Class T shares applies only to certain Class T shares bought without an initial sales charge that are sold within 12 months of purchase.

         20. The section entitled "Investment Minimums" is revised in its entirety as follows:

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Please see the Statement of Additional Information for more details on investment minimums.

         21. The paragraph immediately following the table entitled "Class T Sales Charges" is revised in its entirety as follows:

Class T shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class T share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.


         22. The table entitled "Purchases Over $1 Million" for Class T shares is replaced in its entirety as follows:

  PURCHASES OVER $1 MILLION

  AMOUNT PURCHASED                                                            COMMISSION %
  Less than $3 million                                                            1.00
  $3 million to less than $50 million                                             0.50
  $50 million or more                                                             0.25

For certain group retirement plans, financial advisors will receive a 1% commission from the distributor on all purchases less than $3 million.

         23. The section entitled "Reduced Sales Charges for Larger Investments" is revised in its entirety as follows:

         A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class T shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class T shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

         B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

        o Individual accounts

        o Joint accounts

        o Certain IRA accounts

        o Certain trusts

        o UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

                  1. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

                  2. How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, though fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

         24. Under the section entitled "Sales Charges," the "Class G Sales Charges" table is revised in its entirety as follows:

         Purchases of less than $50,000

  CLASS G SALES CHARGES
                                                                            % DEDUCTED WHEN
   HOLDING PERIOD AFTER PURCHASE                                             SHARES ARE SOLD
   Through first year                                                            5.00
   Through second year                                                           4.00
   Through third year                                                            4.00
   Through fourth year                                                           4.00
   Through fifth year                                                            3.00
   Through sixth year                                                            2.00
   Through seventh year                                                          1.00
   Longer than seven years                                                       0.00

         25. The instructions with respect to redemptions by systematic withdrawal plan in the table under the section "How to Sell Shares" are revised in their entirety as follows:

You may automatically sell a specified dollar amount or percentage of your account on a monthly, quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance requirement has been waived for wrap accounts. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

         Section 25 of this supplement applies only to Class Z of the Funds.

         26. The section entitled "Eligible Investors" is revised in its entirety as follows:

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.

IMPORTANT THINGS TO CONSIDER WHEN DECIDING ON A CLASS OF SHARES:

Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.

Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by an intermediary. Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.

Eligible Investors and their applicable investment minimums are as follows:

No minimum initial investment

o Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

o Any group retirement plan, including defined benefit and defined contribution plans such as: 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of a Fund's transfer agent;

o Any investor purchasing through a Columbia Management Group state tuition plan organized under Section 529 of the Internal Revenue Code; or

o Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.


$1,000 minimum initial investment

o Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (CMD) (i) who holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by CMD;

o Any trustee or director (or family member of a trustee or director) of any fund distributed by CMD;

o Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;

o Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $1,000 minimum investment requirement);

o Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; or

o Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.

The Funds reserve the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Funds also reserve the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


[Control #]                                                               [Date]

Columbia State Funds                    Prospectus, March 1, 2005

COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND

COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND

COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

Class A, B and C Shares

Advised by Columbia Management Advisors, Inc.

TABLE OF CONTENTS

THE FUNDS                                      2

Investment Goal.........................       2
Principal Investment Strategies.........       2
Principal Investment Risks..............       3
Each of these sections discusses the
 following topics:
Performance History and Your Expenses.
Columbia Connecticut Intermediate
 Municipal Bond Fund....................       5
Columbia Florida Intermediate Municipal
 Bond Fund..............................       9
Columbia Massachusetts Intermediate
 Municipal Bond Fund....................      13
Columbia New Jersey Intermediate
 Municipal Bond Fund....................      17
Columbia New York Intermediate
 Municipal Bond Fund....................      21
Columbia Pennsylvania Intermediate
 Municipal Bond Fund....................      25
Columbia Rhode Island Intermediate
 Municipal Bond Fund....................      29

YOUR ACCOUNT                                  33

How to Buy Shares.......................      33
Sales Charges...........................      34
How to Exchange Shares..................      38
How to Sell Shares......................      39
Fund Policy on Trading of Fund Shares...      40
Distribution and Service Fees...........      41
Other Information About Your Account....      42

MANAGING THE FUNDS                            45

Investment Advisor......................      45
Portfolio Managers......................      45
Legal Proceedings.......................      45

FINANCIAL HIGHLIGHTS                          47

Columbia Connecticut Intermediate
 Municipal Bond Fund....................      48
Columbia Florida Intermediate Municipal
 Bond Fund..............................      50
Columbia Massachusetts Intermediate
 Municipal Bond Fund....................      53
Columbia New Jersey Intermediate
 Municipal Bond Fund....................      56
Columbia New York Intermediate
 Municipal Bond Fund....................      59
Columbia Pennsylvania Intermediate
 Municipal Bond Fund....................      62
Columbia Rhode Island Intermediate
 Municipal Bond Fund....................      65

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Not FDIC  May Lose Value
Insured   No Bank Guarantee

The Funds

INVESTMENT GOAL

Each Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from the personal income tax of its state, as is consistent with relative stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in the municipal securities of its state, which are securities issued by that state and other governmental issuers (potentially including issuers located outside that state) and that pay interest which is exempt from both federal income tax (including the federal alternative minimum tax) and the income tax of that state and, in the case of the Connecticut Intermediate Municipal Bond Fund and the Massachusetts Intermediate Municipal Bond Fund, mutual funds that invest in that state's municipal securities. Under normal circumstances, each Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by each Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

Each Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the municipal bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Funds may use derivatives for both hedging and non-hedging purposes, such as to adjust a Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Funds typically use derivatives in an effort to achieve more efficiently economic exposures similar to those they could have achieved through the purchase and sale of municipal securities.

In selecting portfolio securities for a Fund, each Fund's investment advisor evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. Each Fund's advisor also determines the appropriate allocation of its Fund's assets among various issuers and industry sectors.

Nearly all of the investments of a Fund will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Fund's advisor to be of comparable quality. Under normal market conditions, each Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's or unrated securities determined by its advisor to be of comparable quality. Occasionally, the rating of a security held by a Fund may be downgraded to below investment grade. If that happens, a Fund does not have to sell the security, unless its advisor determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, each Fund will sell promptly any rated securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

Under normal circumstances, each Fund's average weighted maturity is expected to be between three and ten years.

Each Fund will sell a security when, as a result of changes in the economy or the performance of the security or other circumstances, its advisor believes that holding the security is no longer consistent with the Fund's investment goal.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily a Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent a Fund from achieving its investment goal.

In seeking to achieve its investment goal, each Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in each Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by a Fund's shareholders is not required to modify or change a Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Funds are described below. There are many circumstances (including additional risks that are not described here) which could prevent a Fund from achieving its investment goal. You may lose money by investing in the Funds.

Management risk means that the advisor's investment decisions might produce losses or cause a Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. The municipal securities market is also subject to uncertainties related to taxation, changes in legislation and the rights of municipal securities holders. Because of management and market risk, there is no guarantee that a Fund will achieve its investment goal or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income a Fund receives from them but will affect the value of a Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in special revenue obligations, including asset-backed securities and debt securities issued by private entities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security or the entity responsible for payment of a special revenue obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer or the entity responsible for payments of a special revenue obligation may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income. The Fund's investments in securities issued by U.S. government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, are not funded by Congressional appropriations and are neither guaranteed nor insured by the U.S. government. Furthermore, no assurances can be given that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

Reinvestment risk is the risk that income from the Fund's debt securities will decline if and when the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Fund's portfolio.

Tax-exempt bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Bonds that are backed by the issuer's taxing authority, known as general obligation bonds, may depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue sources. These bonds are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or the private company backing the project, rather than to the credit of the state or local government issuer of the bonds.

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing a Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also cause a Fund to receive taxable income, which could increase the amount of taxes payable by shareholders. Other risks arise from a Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for a Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The Funds may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative strategies, see the Statement of Additional Information.

The interest income distributed by a Fund from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations. As a fundamental policy that cannot be changed without shareholder approval, the Fund may not invest more than 20% of its total assets in bonds subject to the alternative minimum tax. Consult your tax advisor for more information.

Single-State Focus: Because each of the Funds invests primarily in municipal securities of a particular state, the value of a Fund's shares will be particularly vulnerable to tax, legislative, demographic or political changes affecting that state, as well as by changes in the state's economy. As a result, the value of each Fund's shares may be more volatile than the value of shares of funds that invest in securities of issuers in a number of different states.

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY (CONNECTICUT)

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

            UNDERSTANDING PERFORMANCE

            Calendar Year Total Returns show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

            Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

            The Fund's returns are compared to the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Lehman Brothers 3-15 Year Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

 Calendar Year Total Returns (Class A)/(1)/

                                     [CHART]

 1995   1996    1997    1998   1999    2000   2001   2002   2003    2004
-----   ----    ----    ----   ----    ----   ----   ----   ----    ----
14.70%  3.63%   8.53%   6.67%  -2.81%  9.94%  4.26%  8.39%  3.27%   2.34%

                     For the periods shown in bar chart:
                     Best quarter: 1st quarter 1995, +5.91%
                     Worst quarter: 2nd quarter 2004, -2.44%

(1) The calendar year total returns shown for Class A shares include the returns of Retail A Shares (the predecessor to the Fund's Class T shares) of the Galaxy Connecticut Intermediate Municipal Bond Fund (the Galaxy Connecticut Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class A shares were initially offered by the Fund, returns of Trust Shares of the Galaxy Connecticut Fund for periods prior to June 26, 2001, and returns of shares of the Boston 1784 Connecticut Tax-Exempt Income Fund (the 1784 Connecticut Fund), the predecessor to the Galaxy Connecticut Fund, for periods prior to June 26, 2000. Class A, B and C shares would have substantially similar returns because they are invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class A, B and C shares exceed expenses paid by Class T shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 Average Annual Total Returns -- for periods ended December 31, 2004

                                                               1 Year   5 Years   10 Years
Class A (%)
  Return Before Taxes                                           -2.50  4.58/(1)/  5.28/(1)/
  Return After Taxes on Distributions                           -2.50  4.58/(1)/  5.25/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   -0.54  4.47/(1)/  5.15/(1)/

Class B (%)
  Return Before Taxes                                           -3.38  4.68/(1)/  5.50/(1)/
  Return After Taxes on Distributions                           -3.38  4.68/(1)/  5.46/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   -1.33  4.49/(1)/  5.32/(1)/

Class C (%)
  Return Before Taxes                                            0.94  5.17/(1)/  5.58/(1)/
  Return After Taxes on Distributions                            0.94  5.17/(1)/  5.54/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares    1.60  4.93/(1)/  5.40/(1)/

Lehman Brothers 3-15 Year Bond Index (%)                         3.76  6.71       6.70

(1) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of Retail A Shares (for Class A) and Retail B Shares (for Class B and Class C (the predecessor to the Fund's Class G Shares) of the Galaxy Connecticut Fund (adjusted to reflect the sales charges applicable to Class A, B and C shares, respectively) for periods prior to November 18, 2002. The returns shown for Class T and G shares also include the returns of Trust Shares of the Galaxy Connecticut Fund for periods prior to June 26, 2001, and the returns of shares of the 1784 Connecticut Fund (whose shares were initially offered on August 1,
      1994) for periods prior to June 26, 2000. The returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A, B and C shares were initially offered on November 18, 2002.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

            UNDERSTANDING EXPENSES

            Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

            Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

            Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

            -     $10,000 initial investment

            -     5% total return for each year

            -     Fund operating expenses remain the same

            -     Reinvestment of all dividends and distributions

            -     Class B shares convert to Class A shares after eight years

 Shareholder Fees/(1) /(paid directly from your investment)

                                                                          Class A      Class B    Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                   4.75           0.00       0.00

Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)     1.00/(2)/      5.00       1.00

Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                          /(3)/        /(3)/      /(3)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3)   There is a $7.50 charge for wiring sale proceeds to your bank.

 Annual Fund Operating Expenses (deducted directly from Fund assets)

                                              Class A    Class B    Class C
Management fee/(1)(2)/ (%)                      0.55       0.55      0.55

Distribution and service (12b-1) fees (%)       0.25       1.00      1.00/(3)/

Other expenses (%)                              0.18       0.18      0.18

Total annual fund operating expenses (%)        0.98       1.73      1.73/(3)/

(1) The Fund pays a management fee of 0.48% and an administration fee of 0.07%.

(2) Management fee has been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

(3) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table, the 12b-1 fee for Class C shares would be 0.65% and total annual fund operating expenses for Class C shares would be 1.38%. This arrangement may be modified or terminated by the distributor at any time.

 Example Expenses (your actual costs may be higher or lower)

Class                                                    1 Year   3 Years   5 Years   10 Years
Class A                                                  $  570   $   772   $   991   $  1,619

Class B: did not sell your shares                        $  176   $   545   $   939   $  1,842
         sold all your shares at the end of the period   $  676   $   845   $ 1,139   $  1,842

Class C: did not sell your shares                        $  176   $   545   $   939   $  2,041
         sold all your shares at the end of the period   $  276   $   545   $   939   $  2,041

PERFORMANCE HISTORY (FLORIDA)

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, Class B and Class C shares, including sales charges compare with those of a broad measure of market performance for one year, five years and for the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

            UNDERSTANDING PERFORMANCE

            Calendar Year Total Returns show the Fund's Class A share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower. Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and life of the Fund periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

            The Fund's returns are compared to the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Lehman Brothers 3-15 Year Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

 Calendar Year Total Returns (Class A)/(1)/

                                     [CHART]

1998    1999    2000    2001    2002   2003    2004
----    ----    ----    ----    ----   ----    ----
6.37%  -2.78%   9.08%   4.74%   8.30%  2.92%   2.02%

                     For the periods shown in bar chart:
                     Best quarter: 3rd quarter 2002, +3.57%
                     Worst quarter: 2nd quarter 2004, -2.68%

(1) The calendar year total returns shown for Class A shares include the returns of Trust Shares (the predecessor to the Fund's Class Z shares) of the Galaxy Florida Municipal Bond Fund (the Galaxy Florida Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class A shares were initially offered by the Fund, and returns of shares of the Boston 1784 Florida Tax-Exempt Income Fund (the 1784 Florida
      Fund), the predecessor to the Galaxy Florida Fund, for periods prior to June 26, 2000. Class A, B and C shares would have substantially similar returns because they are invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class A, B and C shares (in particular, 12b-1 fees, which Class Z shares do not pay) exceed expenses paid by Class Z shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 Average Annual Total Returns -- for periods ended December 31, 2004

                                                                                  Life of
                                                               1 Year   5 Years   the Fund
Class A (%)
  Return Before Taxes                                           -2.87  4.35/(1)/  4.06/(1)/
  Return After Taxes on Distributions                           -2.87  4.35/(1)/  4.02/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   -0.88  4.25/(1)/  4.02/(1)/

Class B (%)
  Return Before Taxes                                           -3.69  4.71/(1)/  4.52/(1)/
  Return After Taxes on Distributions                           -3.69  4.71/(1)/  4.48/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   -1.63  4.54/(1)/  4.40/(1)/

Class C (%)
  Return Before Taxes                                            0.63  5.20/(1)/  4.62/(1)/
  Return After Taxes on Distributions                            0.63  5.20/(1)/  4.58/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares    1.30  4.98/(1)/  4.51/(1)/

Lehman Brothers 3-15 Year Bond Index (%)                         3.76  6.71       5.93/(2)/

(1) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares for periods prior to their inception (adjusted to reflect the sales charges applicable to Class A, B and C shares, respectively) and include the returns for Trust Shares of the Galaxy Florida Fund for periods prior to November 18, 2002, and returns of the 1784 Florida Fund (whose shares were initially offered on June 30, 1997) for periods prior to June 26, 2000. These returns have not been adjusted to reflect any differences in expenses (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A, B and C shares were initially offered on November 18, 2002.

(2)   Performance information is from June 30, 1997.

The Funds

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

            UNDERSTANDING EXPENSES

            Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

            Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

            Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

            -     $10,000 initial investment

            -     5% total return for each year

            -     Fund operating expenses remain the same

            -     Reinvestment of all dividends and distributions

            -     Class B shares convert to Class A shares after eight years

Shareholder Fees/(1) /(paid directly from your investment)

                                                                         Class A     Class B   Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                  4.75          0.00     0.00

Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)    1.00/(2)/     5.00     1.00

Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                          /(3)/      /(3)/    /(3)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3)   There is a $7.50 charge for wiring sale proceeds to your bank.

 Annual Fund Operating Expenses (deducted directly from Fund assets)

                                              Class A     Class B      Class C
Management fee/(1)(2)/ (%)                     0.55        0.55        0.55

Distribution and service (12b-1) fees (%)      0.25        1.00        1.00/(3)/

Other expenses (%)                             0.25        0.25        0.25

Total annual fund operating expenses (%)       1.05        1.80        1.80/(3)/

(1) The Fund pays a management fee of 0.48% and an administration fee of 0.07%.

(2) Management fee has been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

(3) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table, the 12b-1 fee for Class C shares would be 0.65% and total annual fund operating expenses for Class C shares would be 1.45%. This arrangement may be modified or terminated by the distributor at any time.

 Example Expenses (your actual costs may be higher or lower)

Class                                                    1 Year   3 Years  5 Years  10 Years
Class A                                                  $  577   $   793  $ 1,027  $  1,697

Class B: did not sell your shares                        $  183   $   566  $   975  $  1,919
         sold all your shares at the end of the period   $  683   $   866  $ 1,175  $  1,919

Class C: did not sell your shares                        $  183   $   566  $   975  $  2,116
         sold all your shares at the end of the period   $  283   $   566  $   975  $  2,116

PERFORMANCE HISTORY (MASSACHUSETTS)

The bar chart below shows the Fund's calendar year total returns before taxes for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

            UNDERSTANDING PERFORMANCE

            Calendar Year Total Returns show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

            Average Annual Total Returns are a measure of the Fund's average performance, over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

            The Fund's returns are compared to the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Lehman Brothers 3-15 Year Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

 Calendar Year Total Returns (Class A)/(1)/

                                    [CHART]

 1995    1996    1997    1998    1999    2000    2001    2002   2003    2004
 ----    ----    ----    ----    ----    ----    ----    ----   ----    ----
13.77%   3.32%   8.89%   5.91%   -2.16%  9.90%   4.49%   8.40%  3.61%   2.42%

                     For the periods shown in bar chart:
                     Best quarter: 1st quarter 1995, +5.45%
                     Worst quarter: 2nd quarter 2004, -2.37%

(1) The calendar year total returns shown for Class A shares include the returns of Retail A Shares (the predecessor to the Fund's Class T shares) of the Galaxy Massachusetts Intermediate Municipal Bond Fund (the Galaxy Massachusetts Fund), the predecessor to the Fund, for periods prior to December 9, 2002, the date on which Class A shares were initially offered by the Fund, returns of Trust Shares of the Galaxy Massachusetts Fund for periods prior to June 26, 2001, and returns of shares of the Boston 1784 Massachusetts Tax-Exempt Income Fund (the 1784 Massachusetts Fund), the predecessor to the Galaxy Massachusetts Fund, for periods prior to June 26, 2000. Class A, B and C shares would have substantially similar returns because they are invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class A, B and C shares exceed expenses paid by Class T shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 Average Annual Total Returns -- for periods ended December 31, 2004

                                                                  1 Year    5 Years     10 Years
Class A (%)
  Return Before Taxes                                              -2.41    4.70/(1)/    5.25/(1)/
  Return After Taxes on Distributions                              -2.45    4.69/(1)/    5.24/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares      -0.37    4.58/(1)/    5.13/(1)/

Class B (%)
  Return Before Taxes                                              -3.28    4.81/(1)/    5.47/(1)/
  Return After Taxes on Distributions                              -3.33    4.80/(1)/    5.47/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares      -1.15    4.61/(1)/    5.30/(1)/

Class C (%)
  Return Before Taxes                                               1.03    5.29/(1)/    5.55/(1)/
  Return After Taxes on Distributions                               0.98    5.28/(1)/    5.55/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares       1.77    5.05/(1)/    5.38/(1)/

Lehman Brothers 3-15 Year Bond Index (%)                            3.76         6.71         6.70

(1) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class T shares (for Class A) and Class G shares (for Class B and Class C) for periods prior to their inception (adjusted to reflect the sales charges applicable to Class A, B and C shares, respectively). The returns for Class T and G shares include the returns of Retail A Shares (for Class T) and Retail B Shares (for Class G) of the Galaxy Massachusetts Fund for periods prior to December 9, 2002. The returns for Class T and G shares also include the returns of Trust Shares of the Galaxy Massachusetts Fund for periods prior to June 26, 2001, and the returns of shares of the 1784 Massachusetts Fund (whose shares were initially offered on June 14, 1993) for periods prior to June 26, 2000. The returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A, B and C shares were initially offered on December 9, 2002.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

            UNDERSTANDING EXPENSES

            Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

            Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

            Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

            -     $10,000 initial investment

            -     5% total return for each year

            -     Fund operating expenses remain the same

            -     Reinvestment of all dividends and distributions

            -     Class B shares convert to Class A shares after eight years

Shareholder Fees/(1) /(paid directly from your investment)

                                                                         Class A      Class B    Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                    4.75        0.00        0.00

Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)      1.00/(2)/    5.00       1.00

Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                         /(3)/        /(3)/      /(3)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3)   There is a $7.50 charge for wiring sale proceeds to your bank.

 Annual Fund Operating Expenses (deducted directly from Fund assets)

                                             Class A    Class B     Class C
Management fee/(1)(2)/ (%)                    0.55       0.55       0.55

Distribution and service (12b-1) fees (%)     0.25       1.00       1.00/(3)/

Other expenses (%)                            0.11       0.11       0.11

Total annual fund operating expenses (%)      0.91       1.66       1.66/(3)/

(1) The Fund pays a management fee of 0.48% and an administration fee of 0.07%.

(2) Management fee has been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

(3) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table, the 12b-1 fee for Class C shares would be 0.65% and total annual fund operating expenses for Class C shares would be 1.31%. This arrangement may be modified or terminated by the distributor at any time.

 Example Expenses (your actual costs may be higher or lower)

Class                                                    1 Year    3 Years   5 Years   10 Years
Class A                                                  $   563   $   751   $   955   $  1,541

Class B: did not sell your shares                        $   169   $   523   $   902   $  1,766
         sold all your shares at the end of the period   $   669   $   823   $ 1,102   $  1,766

Class C: did not sell your shares                        $   169   $   523   $   902   $  1,965
         sold all your shares at the end of the period   $   269   $   523   $   902   $  1,965

PERFORMANCE HISTORY (NEW JERSEY)

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges compare with those of a broad measure of market performance for one year, five years and for the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

            UNDERSTANDING PERFORMANCE

            Calendar Year Total Returns show the Fund's Class A share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower. Average Annual Total Returns are a measure of the Fund's average performance, over the past one-year, five-year and life of the Fund periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

            The Fund's returns are compared to the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Lehman Brothers 3-15 Year Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

 Calendar Year Total Returns (Class A)/(1)/

                                     [CHART]

 1999    2000    2001    2002    2003    2004
 ----    ----    ----    ----    ----    ----
-3.20%  10.59%   3.57%   9.83%   3.89%   2.45%

                     For the periods shown in bar chart:
                     Best quarter: 3rd quarter 2002, +4.75%
                     Worst quarter: 2nd quarter 2004, -2.41%

(1) The calendar year total returns shown for Class A shares include the returns of Retail A Shares of the Galaxy New Jersey Municipal Bond Fund (the Galaxy New Jersey Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class A shares were initially offered by the Fund. Class A, B and C shares would have substantially similar returns because they are invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class A, B and C shares exceed expenses paid by Class T shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 Average Annual Total Returns -- for periods ended December 31, 2004

                                                                                          Life of
                                                                  1 Year     5 Years      the Fund
Class A (%)
  Return Before Taxes                                             -2.43      4.98/(1)/     3.87/(1)/
  Return After Taxes on Distributions                             -2.49      4.90/(1)/     3.81/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares     -0.44      4.77/(1)/     3.81/(1)/

Class B (%)
  Return Before Taxes                                             -3.26      5.06/(1)/     4.17/(1)/
  Return After Taxes on Distributions                             -3.32      4.98/(1)/     4.11/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares     -1.19      4.78/(1)/     4.01/(1)/

Class C (%)
  Return Before Taxes                                              1.05      5.55/(1)/     4.28/(1)/
  Return After Taxes on Distributions                              0.99      5.47/(1)/     4.23/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares      1.74      5.22/(1)/     4.13/(1)/

Lehman Brothers 3-15 Year Bond Index (%)                           3.76      6.71          5.64/(2)/

(1) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class T shares (for Class A) and Class G shares (for Class B and Class C) for periods prior to their inception (adjusted to reflect the sales charges applicable to Class A, B and C shares, respectively). The returns for Class T and G shares include the returns of Retail A Shares (for Class T) and Retail B Shares (for Class G) of the Galaxy New Jersey Fund for periods prior to November 18, 2002. Retail A and B shares were initially offered on April 3, 1998. The returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class T and G shares are offered to certain investors through a separate prospectus. Class A, B and C shares were initially offered on November 18, 2002.

(2)   Performance information is from March 31, 1998.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

            UNDERSTANDING EXPENSES

            Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor. Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

            Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

            -     $10,000 initial investment

            -     5% total return for each year

            -     Fund operating expenses remain the same

            -     Reinvestment of all dividends and distributions

            -     Class B shares convert to Class A shares after eight years

 Shareholder Fees/(1) /(paid directly from your investment)

                                                                         Class A      Class B    Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                   4.75          0.00       0.00

Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)     1.00/(2)/     5.00       1.00

Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                        /(3)/         /(3)/      /(3)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3)   There is a $7.50 charge for wiring sale proceeds to your bank.

 Annual Fund Operating Expenses (deducted directly from Fund assets)

                                              Class A     Class B      Class C
Management fee/(1)(2)/ (%)                     0.55        0.55        0.55

Distribution and service (12b-1) fees (%)      0.25        1.00        1.00/(3)/

Other expenses/(4)/ (%)                        0.26        0.26        0.26

Total annual fund operating expenses (%)       1.06        1.81        1.81/(3)/

(1) The Fund pays a management fee of 0.48% and an administration fee of 0.07%.

(2) Management fee has been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

(3) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table, the 12b-1 fee for Class C shares would be 0.65% and total annual fund operating expenses for Class C shares would be 1.46%. This arrangement may be modified or terminated by the distributor at any time.

(4) Other expenses have been restated to reflect changes to the transfer agency fees for the Fund effective January 1, 2004.

 Example Expenses (your actual costs may be higher or lower)

Class                                                    1 Year   3 Years   5 Years  10 Years
Class A                                                  $  578   $   796   $ 1,032  $  1,708

Class B: did not sell your shares                        $  184   $   569   $   980  $  1,930
         sold all your shares at the end of the period   $  684   $   869   $ 1,180  $  1,930

Class C: did not sell your shares                        $  184   $   569   $   980  $  2,127
         sold all your shares at the end of the period   $  284   $   569   $   980  $  2,127

PERFORMANCE HISTORY (NEW YORK)

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

            UNDERSTANDING PERFORMANCE

            Calendar Year Total Returns show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

            Average Annual Total Returns are a measure of the Fund's average performance, over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

            The Fund's returns are compared to the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Lehman Brothers 3-15 Year Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

Calendar Year Total Returns (Class A)/(1)/

                                     [CHART]

 1995   1996   1997   1998    1999    2000   2001   2002    2003    2004
 ----   ----   ----   ----    ----    ----   ----   ----    ----    ----
16.85%  3.38%  8.66%  5.96%  -3.66%  12.38%  3.10%  10.20%  4.29%   2.44%

                     For the periods shown in bar chart:
                     Best quarter: 1st quarter 1995, +7.39%
                     Worst quarter: 2nd quarter 2004, -2.49%

(1) The calendar year total returns shown for Class A shares include the returns of Retail A Shares (the predecessor to the Fund's Class T shares) of the Galaxy New York Municipal Bond Fund (the Galaxy New York Fund), the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class A shares were initially offered by the Fund. Class A, B and C shares would have substantially similar returns because they are invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class A, B and C shares exceed expenses paid by Class T shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 Average Annual Total Returns -- for periods ended December 31, 2004

                                                                  1 Year     5 Years      10 Years
Class A (%)
  Return Before Taxes                                             -2.44      5.37/(1)/    5.70/(1)/
  Return After Taxes on Distributions                             -2.46      5.34/(1)/    5.68/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares      0.54      5.13/(1)/    5.51/(1)/

Class B (%)
  Return Before Taxes                                             -3.29      5.49/(1)/     5.92/(1)/
  Return After Taxes on Distributions                             -3.30      5.46/(1)/     5.90/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares     -1.31      5.17/(1)/     5.68/(1)/

Class C (%)
  Return Before Taxes                                              1.04      5.98/(1)/     6.00/(1)/
  Return After Taxes on Distributions                              1.02      5.95/(1)/     5.99/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares      1.63      5.62/(1)/     5.76/(1)/

Lehman Brothers 3-15 Year Bond Index (%)                           3.76      6.71          6.70

(1) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class T shares (for Class A) and Class G shares (for Class B and Class C) for periods prior to their inception (adjusted to reflect the sales charges applicable to Class A, B and C shares, respectively). The returns for Class T and G shares include the returns of Retail A Shares (for Class T) and Retail B Shares (for Class G) of the Galaxy New York Fund for periods prior to November 25, 2002. The returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class T and G shares are offered to certain investors through a separate prospectus. Class A, B and C shares were initially offered on November 25, 2002.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

            UNDERSTANDING EXPENSES

            Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

            Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

            Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

            -  $10,000 initial investment

      -  5% total return for each year

      -  Fund operating expenses remain the same

      -  Reinvestment of all dividends and distributions

      -  Class B shares convert to Class A shares after eight years

Shareholder Fees/(1) /(paid directly from your investment)

                                                                       Class A    Class B  Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                  4.75       0.00    0.00

Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/    5.00    1.00

Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                      /(3)/      /(3)/   /(3)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3) There is a $7.50 charge for wiring sale proceeds to your bank.

Annual Fund Operating Expenses (deducted directly from Fund assets)

                                           Class A  Class B   Class C
Management fee/(1)(2)/ (%)                   0.55     0.55   0.55

Distribution and service (12b-1) fees (%)    0.25     1.00   1.00/(3)/

Other expenses/(4)/ (%)                      0.23     0.23   0.23

Total annual fund operating expenses (%)     1.03     1.78   1.78/(3)/

(1) The Fund pays a management fee of 0.48% and an administration fee of 0.07%.

(2) Management fee has been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

(3) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table, the 12b-1 fee for Class C shares would be 0.65% and total annual fund operating expenses for Class C shares would be 1.43%. This arrangement may be modified or terminated by the distributor at any time.

(4) Other expenses have been restated to reflect changes to the transfer agency fees for the Fund effective January 1, 2004.

Example Expenses (your actual costs may be higher or lower)

Class                                                   1 Year  3 Years  5 Years  10 Years
Class A                                                 $  575  $   787  $ 1,017  $  1,675

Class B: did not sell your shares                       $  181  $   560  $   964  $  1,897
         sold all your shares at the end of the period  $  681  $   860  $ 1,164  $  1,897

Class C: did not sell your shares                       $  181  $   560  $   964  $  2,095
         sold all your shares at the end of the period  $  281  $   560  $   964  $  2,095

PERFORMANCE HISTORY (PENNSYLVANIA)

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

      UNDERSTANDING PERFORMANCE

      Calendar Year Total Returns show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

      Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

      The Fund's returns are compared to the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Lehman Brothers 3-15 Year Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

Calendar Year Total Returns (Class A)/(1)/

                                     [CHART]

 1995    1996    1997    1998    1999    2000    2001    2002   2003   2004
 ----    ----    ----    ----    ----    ----    ----    ----   ----   ----
11.53%   3.89%   7.18%   4.84%  -7.06%  13.31%   4.70%   9.41%  3.50%  2.17%

                     For the periods shown in bar chart:
                     Best quarter: 4th quarter 2000, +5.64%
                     Worst quarter: 2nd quarter 1999, -2.99%

(1) The calendar year total returns shown for Class A shares include the returns of Trust Shares (the predecessor to the Fund's Class Z shares) of the Galaxy Pennsylvania Municipal Bond Fund (the Galaxy Pennsylvania Fund), the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class A shares were initially offered by the Fund, and returns of Class I Shares of the Pennsylvania Municipal Securities Fund (the Pillar
    Fund), the predecessor to the Galaxy Pennsylvania Fund, for periods prior to August 27, 2001. Class A, B and C shares would have substantially similar returns because they are invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class A, B and C shares (in particular, 12b-1 fees, which Class Z shares do not pay) exceed expenses paid by Class Z shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns -- for periods ended December 31, 2004

                                                               1 Year   5 Years    10 Years
Class A (%)
  Return Before Taxes                                           -2.66  5.51/(1)/   4.69/(1)/
  Return After Taxes on Distributions                           -2.66  5.51/(1)/   4.61/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   -0.79  5.25/(1)/   4.56/(1)/

Class B (%)
  Return Before Taxes                                           -3.56  5.88/(1)/   5.04/(1)/
  Return After Taxes on Distributions                           -3.56  5.88/(1)/   4.96/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   -1.59  5.54/(1)/   4.85/(1)/

Class C (%)
  Return Before Taxes                                            0.77  6.36/(1)/   5.12/(1)/
  Return After Taxes on Distributions                            0.77  6.36/(1)/   5.04/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares    1.35  5.98/(1)/   4.93/(1)/

Lehman Brothers 3-15 Year Bond Index (%)                         3.76  6.71        6.70

(1) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares for periods prior to their inception. The returns for Class Z shares include the returns for Trust Shares of the Galaxy Pennsylvania Fund for periods prior to November 25, 2002, and returns of the Pillar Fund for periods prior to August 27, 2001. These returns have not been adjusted to reflect any differences in expenses (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A, B and C shares were initially offered on November 25, 2002.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

      UNDERSTANDING EXPENSES

      Sales Charges are paid directly by shareholders to Columbia
      Funds Distributor, Inc., the Fund's distributor.

      Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

      Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

      -  $10,000 initial investment

      -  5% total return for each year

      -  Fund operating expenses remain the same

      -  Reinvestment of all dividends and distributions

      -  Class B shares convert to Class A shares after eight years

Shareholder Fees/(1) /(paid directly from your investment)

                                                                        Class A   Class B  Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                4.75         0.00    0.00

Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/    5.00    1.00

Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                      /(3)/      /(3)/   /(3)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3) There is a $7.50 charge for wiring sale proceeds to your bank.

Annual Fund Operating Expenses (deducted directly from Fund assets)

                                          Class A  Class B   Class C
Management fee/(1)(2)/ (%)                  0.55     0.55   0.55

Distribution and service (12b-1) fees (%)   0.25     1.00   1.00/(3)/

Other expenses (%)                          0.51     0.51   0.51

Total annual fund operating expenses (%)    1.31     2.06   2.06/(3)/

(1) The Fund pays a management fee of 0.48% and an administration fee of 0.07%.

(2) Management fee has been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

(3) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table, the 12b-1 fee for Class C shares would be 0.65% and total annual fund operating expenses for Class C shares would be 1.71%. This arrangement may be modified or terminated by the distributor at any time.

  Example Expenses (your actual costs may be higher or lower)

Class                                                   1 Year  3 Years  5 Years  10 Years
Class A                                                 $  602  $   870  $ 1,159  $  1,979

Class B: did not sell your shares                       $  209  $   646  $ 1,108  $  2,197
         sold all your shares at the end of the period  $  709  $   946  $ 1,308  $  2,197

Class C: did not sell your shares                       $  209  $   646  $ 1,108  $  2,390
         sold all your shares at the end of the period  $  309  $   646  $ 1,108  $  2,390

PERFORMANCE HISTORY (RHODE ISLAND)

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

      UNDERSTANDING PERFORMANCE

      Calendar Year Total Returns show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

      Average Annual Total Returns are a measure of the Fund's average performance, over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

      The Fund's returns are compared to the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Lehman Brothers 3-15 Year Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

  Calendar Year Total Returns (Class A)/(1)/

                                     [CHART]

 1995     1996     1997     1998     1999    2000     2001     2002     2003     2004
------   ------   ------   ------   ------  ------   ------   ------   ------   ------
 14.31%    3.63%    8.54%    5.87%  -2.77%   11.58%    4.21%    9.11%    3.80%    2.44%

                     For the periods shown in bar chart:
                     Best quarter: 1st quarter 1995, +4.90%
                     Worst quarter: 2nd quarter 2004, -2.26%

(1) The calendar year total returns shown for Class A shares include the returns of Retail A Shares (the predecessor to the Fund's Class T shares) of the Galaxy Rhode Island Municipal Bond Fund (the Galaxy Rhode Island Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class A shares were initially offered by the Fund. Class A, B and C shares would have substantially similar returns because they are invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class A, B and C shares exceed expenses paid by Class T shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

  Average Annual Total Returns -- for periods ended December 31, 2004

                                                               1 Year   5 Years    10 Years
Class A (%)
  Return Before Taxes                                           -2.44  5.13/(1)/  5.45/(1)/
  Return After Taxes on Distributions                           -2.46  5.13/(1)/  5.40/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   -0.44  4.98/(1)/  5.29/(1)/

Class B (%)
  Return Before Taxes                                           -3.27  5.19/(1)/  5.64/(1)/
  Return After Taxes on Distributions                           -3.29  5.19/(1)/  5.59/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   -1.20  4.96/(1)/  5.43/(1)/

Class C (%)
  Return Before Taxes                                            1.05  5.68/(1)/  5.72/(1)/
  Return After Taxes on Distributions                            1.03  5.67/(1)/  5.67/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares    1.74  5.39/(1)/  5.51/(1)/

Lehman Brothers 3-15 Year Bond Index (%)                         3.76  6.71       6.70

(1) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class T shares (for Class A) and Class G shares (for Class B and Class C) for periods prior to their inception (adjusted to reflect the sales charges applicable to Class A, B and C shares, respectively). The returns for Class T and G shares include the returns of Retail A Shares (for Class T) and Retail B Shares (for Class
    G) of the Galaxy Rhode Island Fund for periods prior to November 18, 2002. The returns shown for Class G shares also include the returns of Retail A Shares for periods prior to the inception of Retail B Shares of the Galaxy Rhode Island Fund (March 1, 2001). Retail A shares were initially offered on December 20, 1994. The returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class T and G shares are offered to certain investors through a separate prospectus. Class A, B and C shares were initially offered on November 18, 2002.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

      UNDERSTANDING EXPENSES

      Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

      Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

      Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

      -  $10,000 initial investment

      -  5% total return for each year

      -  Fund operating expenses remain the same

      -  Reinvestment of all dividends and distributions

      -  Class B shares convert to Class A shares after eight years

  Shareholder Fees/(1) /(paid directly from your investment)

                                                                        Class A   Class B  Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                  4.75      0.00    0.00

Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/   5.00    1.00

Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                      /(3)/     /(3)/   /(3)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3) There is a $7.50 charge for wiring sale proceeds to your bank.

  Annual Fund Operating Expenses (deducted directly from Fund assets)

                                           Class A  Class B   Class C
Management fee/(1)(2)/ (%)                   0.55     0.55   0.55

Distribution and service (12b-1) fees (%)    0.25     1.00   1.00/(3)/

Other expenses (%)                           0.19     0.19   0.19

Total annual fund operating expenses (%)     0.99     1.74   1.74/(3)/

(1) The Fund pays a management fee of 0.48% and an administration fee of 0.07%.

(2) Management fee has been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

(3) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table, the 12b-1 fee for Class C shares would be 0.65% and total annual fund operating expenses for Class C shares would be 1.39%. This arrangement may be modified or terminated by the distributor at any time.

  Example Expenses (your actual costs may be higher or lower)

Class                                                   1 Year  3 Years  5 Years  10 Years
Class A                                                 $  571  $   775  $   996  $  1,630

Class B: did not sell your shares                       $  177  $   548  $   944  $  1,853
         sold all your shares at the end of the period  $  677  $   848  $ 1,144  $  1,853

Class C: did not sell your shares                       $  177  $   548  $   944  $  2,052
         sold all your shares at the end of the period  $  277  $   548  $   944  $  2,052

Your Account

HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When a Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Funds' transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Funds' transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

      INVESTMENT MINIMUMS
      Initial Minimums

Initial Investment..........................................  $ 1,000
Automatic Investment Plan...................................  $    50
Retirement Plan.............................................  $    25

Each Fund reserves the right to change these investment minimums.
Each Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

  Outlined below are the various options for buying shares:

Method              Instructions
Through your        Your financial advisor can help you establish your account
financial advisor   and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                    your request prior to the close of regular trading on the
                    New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                    time. Your financial advisor may charge you fees for
                    executing the purchase for you.

By check            For new accounts, send a completed application and check
(new account)       made payable to the Fund to the transfer agent, Columbia
                    Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By check            For existing accounts, fill out and return the additional
(existing account)  investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                    Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By exchange         You or your financial advisor may acquire shares of a Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                    shares of the same class (and, in some cases, certain other classes) of the Fund at no additional cost. There may be an additional sales charge if exchanging from a money market
                    fund. To exchange by telephone, call 1-800-422-3737.

By wire You may purchase shares of a Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 for wiring instructions.

By electronic       You may purchase shares of a Fund by electronically
funds transfer      transferring money from your bank account to your Fund
                    account by calling 1-800-422-3737. An electronic funds
                    transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                    prior to your telephone request. Be sure to complete the
                    appropriate section of the application.

Automatic           You may make monthly or quarterly investments automatically
investment plan     from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                    transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar    You may purchase shares of a Fund for your account by
cost averaging      exchanging $100 or more each month from another fund for
                    shares of the same class of the Fund at no additional cost.
                    Exchanges will continue so long as your fund balance is
                    sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                    $100 minimum) by calling 1-800-345-6611. There may be an
                    additional sales charge if exchanging from a money market
                    fund. Be sure to complete the appropriate section of the
                    account application for this feature.

By dividend         You may automatically invest dividends distributed by
diversification     another fund into the same class of shares (and, in some
                    cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if
                    exchanging from a money market fund. To invest your
                    dividends in the Fund, call 1-800-345-6611.


SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of a Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.

      CHOOSING A SHARE CLASS

      Each Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

      The Funds also offer additional classes of shares, including Class T, G and Z shares, exclusively to certain institutional and other investors. Class T, G and Class Z shares are made available through separate prospectuses provided to eligible institutional and other investors.

Class A shares Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

  Class A Sales Charges

                                                          % of offering
                                  As a % of                   price
                                  the public    As a %     retained by
                                   offering    of your      financial
Amount purchased                    price     investment     advisor
Less than $50,000                    4.75        4.99         4.25

$50,000 to less than $100,000        4.50        4.71         4.00

$100,000 to less than $250,000       3.50        3.63         3.00

$250,000 to less than $500,000       2.50        2.56         2.00

$500,000 to less than $1,000,000     2.00        2.04         1.75

$1,000,000 or more                   0.00        0.00         0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

  Purchases Over $1 Million

Amount purchased                     Commission %
Less than $3 million                     1.00

$3 million to less than $5 million       0.80

$5 million to less than $25 million      0.50

$25 million or more                      0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

      UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

      Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.

Reduced Sales Charges for Larger Investments.

A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Funds and other funds in the Columbia family of funds.

Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Funds will use the shares' current public offering price.

Statement of Intent You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, a Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by a Fund.

B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

   - Individual accounts

   - Joint accounts

   - Certain IRA accounts

   - Certain trusts

   - UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.

C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Funds are not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by a Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Funds' transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.

D. How can I obtain more information about breakpoint discounts?

Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Funds' Statement of Additional Information and at www.columbiafunds.com.

Class B shares Your purchases of Class B shares are made at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable charts below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

Purchases of less than $250,000

 Class B Sales Charges

% deducted when Holding period after purchase shares are sold

Through first year             5.00

Through second year            4.00

Through third year             3.00

Through fourth year            3.00

Through fifth year             2.00

Through sixth year             1.00

Longer than six years          0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the period during which a CDSC would apply when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation (as described above) apply, so that if the combined value of the eligible Fund accounts in all classes maintained by you and each member of your immediate family (as defined above), together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to a lower CDSC and the applicable reduced holding period, provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. This Class B share discount program for larger purchases (as further described in the charts below) is not applicable to Class B shares received by former Galaxy Fund Prime B shareholders in connection with the reorganization of the former Galaxy Fund.

Purchases of $250,000 to less than $500,000:

  Class B Sales Charges

% deducted when Holding period after purchase shares are sold

Through first year              3.00

Through second year             2.00

Through third year              1.00

Longer than three years         0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

Purchases of $500,000 to less than $1 million:

 Class B Sales Charges

% deducted when Holding period after purchase shares are sold

Through first year            3.00

Through second year           2.00

Through third year            1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase. If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or to a financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the nonparticipating financial advisor.

Class C shares Your purchases of Class C shares are made at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

  Class C Sales Charges

% deducted when Holding period after purchase shares are sold

Through first year             1.00

Longer than one year           0.00

HOW TO EXCHANGE SHARES

You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. A Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Funds' policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of a Fund on any regular business day that the NYSE is open.

When a Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Funds' transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

A Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, a Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

 Outlined below are the various options for selling shares:

Method              Instructions

Through your        You may call your financial advisor to place your sell
financial advisor   order. To receive the current trading day's price, your
                    financial advisor must receive your request prior to the
                    close of regular trading on the NYSE, usually 4:00 p.m.
                    Eastern time. Your financial advisor may charge you fees for executing a redemption for you.

By exchange         You or your financial advisor may sell shares of a Fund by exchanging from a Fund into the same share class (and, in
                    some cases, certain other classes) of another fund
                    distributed by Columbia Funds Distributor, Inc. at no
                    additional cost. To exchange by telephone, call
                    1-800-422-3737.

By telephone        You or your financial advisor may sell shares of a Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                    notified the Fund of an address change within the previous
                    30 days. The dollar limit for telephone sales is $100,000

                    in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.

By mail You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution that participates in the Medallion Signature Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                    1-800-345-6611.
                    Mail your letter of instruction to Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares of a Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

By systematic       You may automatically sell a specified dollar amount or
withdrawal plan     percentage of your account on a monthly, quarterly or
                    semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                    available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                    Be sure to complete the appropriate section of the account application for this feature.

By electronic       You may sell shares of a Fund and request that the proceeds
funds transfer      be electronically transferred to your bank. Proceeds may
                    take up to two business days to be received by your bank.
                    You must set up this feature prior to your request. Be sure to complete the appropriate section of the account
                    application for this feature.

FUND POLICY ON TRADING OF FUND SHARES

The interests of the Funds' long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Funds. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Funds has adopted the policies and procedures set forth below with respect to frequent trading of the Funds' shares.

Each Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if a Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Funds are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into a Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Funds. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Funds typically are not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Funds practices discussed above.

The Funds seek to act in a manner that they believe is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Funds nor their agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

DISTRIBUTION AND SERVICE FEES

Rule 12b-1 Plan Each Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B, and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The distributor has voluntarily agreed to waive a portion of each Fund's Class C share distribution fee so that it does not exceed 0.40% annually. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See

"Your Account -- Sales Charges" for the conversion schedules applicable to Class B shares.

Additional Intermediary Compensation In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of a Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Funds' investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Funds. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.

OTHER INFORMATION ABOUT YOUR ACCOUNT

How the Funds' Share Price is Determined The price of each class of a Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

Each Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, each Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Funds may use other data to determine the fair value of the securities.

The Funds have retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for each Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for any class of shares offered by the Funds. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

Dividends, Distributions and Taxes The Funds have the potential to make the following distributions:

Types of Distributions

Dividends       Represents interest and dividends earned from securities held by a Fund, net of expenses incurred by the Fund.

Capital gains   Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

      UNDERSTANDING FUND DISTRIBUTIONS

      Each Fund may earn income from the securities it holds. Each Fund also may realize capital gains or losses on sales of its securities. Each Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Distribution Options Each Fund declares any dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the first day following the purchase payment date. Shares stop earning dividends on the day after the shares leave the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, a Fund will automatically reinvest all distributions in additional shares of the Fund. Distribution Options

     Reinvest all distributions in additional shares of your current fund

     Reinvest all distributions in shares of another fund

     Receive dividends in cash (see options below) and reinvest capital gains

     Receive all distributions in cash (with one of the following options):

   -  send the check to your address of record

   -  send the check to a third party address

   -  transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Tax Consequences For federal income tax purposes, distributions of investment income by a Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Generally, gains realized by a Fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. In addition, an investment in a Fund may result in liability for federal alternative minimum tax for both individuals and corporate shareholders. The Funds intend to distribute federally tax-exempt income. The Funds may invest a portion of their assets in securities that generate income subject to federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes.

You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in a Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by each Fund, you may realize a capital gain or loss when selling or exchanging shares of a Fund. Such transactions also may be subject to federal, state and local income tax.

Managing the Funds

INVESTMENT ADVISOR

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Funds' investment advisor. Columbia Management is responsible for the Funds' management, subject to oversight by the Funds' Board of Trustees. In its duties as investment advisor, Columbia Management runs the Funds' day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (CMG), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, CMG was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Funds, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by each of the Funds, amounted to 0.55% of average daily net assets of each Fund.

PORTFOLIO MANAGERS

Susan Sanderson, a vice president of Columbia Management, is the manager for the Florida, Massachusetts and Pennsylvania Funds and has managed the Florida Fund since it commenced operations in 1997, the Massachusetts Fund since it commenced operations in 1993, and the Pennsylvania Fund since May, 2001. Ms. Sanderson has been associated with Columbia Management or its predecessors since 1985.

Brian McGreevy, a vice president of Columbia Management, is the manager for the New Jersey, Rhode Island, Connecticut and New York Funds, and has managed the New Jersey Fund since January, 1998, the Rhode Island Fund since July, 1997, the Connecticut Fund since September, 2002, and the New York Fund since July, 1997. Mr. McGreevy has been associated with Columbia Management or its predecessors since December, 1994.

LEGAL PROCEEDINGS

On March 15, 2004, Columbia Management and Columbia Funds Distributor, Inc. ("CFD") the distributor of the Fund's shares (collectively, "Columbia"), entered into agreements in principle with the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") to resolve the proceedings brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds.

On February 9, 2005, Columbia entered into an Assurance of Discontinuance with the NYAG (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order" and together, the "Settlements"). The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle.

Under the terms of the SEC Order, Columbia has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review Columbia's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the settlement amounts will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with Columbia and the Fund's independent trustees and not unacceptable to the staff of the SEC. More specific information on the distribution plan will be communicated at a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia Funds, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

A copy of the SEC Order is available on the SEC's website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing filed on February 10, 2005.

Financial Highlights

The financial highlights table is intended to help you understand each Fund's financial performance. Information is shown for the Funds' fiscal years since inception, which run from November 1 to October 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from each Fund's financial statements which, for the year ended October 31, 2004, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Funds' financial statements, is included in the Funds' annual report. The information for the period ended October 31, 2003 has been derived from the Funds' financial statements which have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

Columbia Connecticut Intermediate Municipal Bond Fund

                                                                         Year ended   Period ended
                                                                         October 31,  October 31,
                                                                            2004      2003/(a)(b)/
                                                                           Class A      Class A
                                                                         -----------  ------------
Net asset value --
Beginning of period ($)                                                     10.99      10.98
                                                                           ------     ------
Income from Investment Operations ($):
  Net investment income/(c)/                                                 0.34       0.36/(j)/
  Net realized and unrealized gain on investments and futures contracts      0.07         --/(d)/
                                                                           ------     ------
 Total from Investment Operations                                            0.41       0.36
                                                                           ------     ------
Less Distributions Declared
to Shareholders ($):

  From net investment income                                                (0.36)     (0.35)
                                                                           ------     ------
Net asset value --
End of period ($)                                                           11.04      10.99
                                                                           ------     ------
 Total return (%)/(e)/                                                       3.76       3.32/(f)(g)/
                                                                           ------     ------
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(h)/                                                              1.05       1.01/(i)/
  Net investment income/(h)/                                                 3.13       3.29/(i)/
  Waiver/reimbursement                                                         --       0.20/(i)/
 Portfolio turnover rate (%)                                                   16         15
 Net assets, end of period (000's) ($)                                     13,173     11,186

(a) On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b) Class A shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d)   Rounds to less than $0.01 per share.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)   Not annualized.

(g) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

(j) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.34.

Columbia Connecticut Intermediate Municipal Bond Fund

                                                                          Year ended  Period ended
                                                                          October 31, October 31,
                                                                             2004     2003/(a)(b)/
                                                                            Class B     Class B
                                                                         ------------ ------------
Net asset value --
Beginning of period ($)                                                      10.99    10.98
                                                                             -----    -----
Income from Investment Operations ($):
  Net investment income/(c)/                                                  0.26     0.28/(j)/
  Net realized and unrealized gain on investments and futures contracts       0.06       --/(d)/
                                                                             -----    -----
 Total from Investment Operations                                             0.32     0.28
                                                                             -----    -----
Less Distributions Declared to Shareholders ($):
  From net investment income                                                 (0.27)   (0.27)
                                                                             -----    -----
Net asset value --
End of period ($)                                                            11.04    10.99
                                                                             -----    -----
 Total return (%)/(e)/                                                        2.99     2.57/(f)(g)/
                                                                             -----    -----
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(h)/                                                               1.80     1.77/(i)/
  Net investment income/(h)/                                                  2.38     2.54/(i)/
  Waiver/reimbursement                                                          --     0.20/(i)/
 Portfolio turnover rate (%)                                                    16       15
 Net assets, end of period (000's) ($)                                       6,036    5,368

(a) On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b) Class B shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d)   Rounds to less than $0.01 per share.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)   Not annualized.

(g) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

(j) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.26.

Columbia Connecticut Intermediate Municipal Bond Fund

                                                                         Year ended   Period ended
                                                                         October 31,  October 31,
                                                                            2004      2003/(a)(b)/
                                                                           Class C      Class C
                                                                         -----------  ------------
Net asset value --
Beginning of period ($)                                                     10.99       10.98
                                                                           ------      ------
Income from Investment Operations ($):
  Net investment income/(c)/                                                 0.30        0.32/(j)/
  Net realized and unrealized gain on investments and futures contracts      0.06          --/(d)/
                                                                           ------      ------

 Total from Investment Operations                                            0.36        0.32
                                                                           ------      ------
Less Distributions Declared
to Shareholders ($):
  From net investment income                                                (0.31)      (0.31)
                                                                           ------      ------
Net asset value --
End of period ($)                                                           11.04       10.99
                                                                           ------      ------
 Total return (%)/(e)(f)/                                                    3.35        2.93/(g)/
                                                                           ------      ------
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(h)/                                                              1.45        1.41/(i)/
  Net investment income/(h)/                                                 2.73        2.91/(i)/
  Waiver/reimbursement                                                       0.35        0.55/(i)/
 Portfolio turnover rate (%)                                                   16          15
 Net assets, end of period (000's) ($)                                     11,408      13,638

(a) On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b) Class C shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d)   Rounds to less than $0.01 per share.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

(j) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.26.

Columbia Florida Intermediate Municipal Bond Fund

                                                          Year ended   Period ended
                                                          October 31,  October 31,
                                                             2004      2003/(a)(b)/
                                                            Class A      Class A
                                                          -----------  ------------
Net asset value --
Beginning of period ($)                                      10.42     10.43
                                                             -----     -----
Income from Investment Operations ($):
  Net investment income/(c)/                                  0.31      0.32/(i)/
  Net realized and unrealized gain (loss) on investments      0.08     (0.01)
                                                             -----     -----
 Total from Investment Operations                             0.39      0.31
                                                             -----     -----
Less Distributions Declared to Shareholders ($):
  From net investment income                                 (0.31)    (0.32)
                                                             -----     -----
Net asset value --
End of period ($)                                            10.50     10.42
                                                             -----     -----
 Total return (%)/(d)/                                        3.79      2.95/(e)(f)/
                                                             -----     -----
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(g)/                                               1.12      1.16/(h)/
  Net investment income/(g)/                                  2.95      3.06/(h)/
  Waiver/reimbursement                                          --      0.20/(h)/
 Portfolio turnover rate (%)                                    22        34
 Net assets, end of period (000's) ($)                       2,752       519

(a) On October 13, 2003, the Liberty Florida Intermediate Municipal Bond Fund was renamed Columbia Florida Intermediate Municipal Bond Fund.

(b) Class A shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)   Not annualized.

(f) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)   Annualized.

(i) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.29.

Columbia Florida Intermediate Municipal Bond Fund

                                                          Year ended   Period ended
                                                          October 31,  October 31,
                                                             2004      2003/(a)(b)/
                                                            Class B      Class B
                                                          -----------  ------------
Net asset value --
Beginning of period ($)                                      10.42     10.43
                                                             -----     -----
Income from Investment Operations ($):
  Net investment income/(c)/                                  0.23      0.24/(i)/
  Net realized and unrealized gain (loss) on investments      0.08     (0.01)
                                                             -----     -----
 Total from Investment Operations                             0.31      0.23
                                                             -----     -----
Less Distributions Declared to Shareholders ($):
  From net investment income                                 (0.23)    (0.24)
                                                             -----     -----
Net asset value --
End of period ($)                                            10.50     10.42
                                                             -----     -----
 Total return (%)/(d)/                                        3.01      2.23/(e)(f)/
                                                             -----     -----
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(g)/                                               1.87      1.90/(h)/
  Net investment income/(g)/                                  2.20      2.24/(h)/
  Waiver/reimbursement                                          --      0.20/(h)/
 Portfolio turnover rate (%)                                    22        34
 Net assets, end of period (000's) ($)                         479       403

(a) On October 13, 2003, the Liberty Florida Intermediate Municipal Bond Fund was renamed Columbia Florida Intermediate Municipal Bond Fund.

(b) Class B shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)   Not annualized.

(f) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)   Annualized.

(i) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.22.

Columbia Florida Intermediate Municipal Bond Fund

                                                          Year ended   Period ended
                                                          October 31,  October 31,
                                                             2004      2003/(a)(b)/
                                                            Class C      Class C
                                                          -----------  ------------
Net asset value --
Beginning of period ($)                                      10.42     10.43
                                                             -----     -----
Income from Investment Operations ($):
  Net investment income/(c)/                                  0.27      0.28/(i)/
  Net realized and unrealized gain (loss) on investments      0.08     (0.01)
                                                             -----     -----
 Total from Investment Operations                             0.35      0.27
                                                             -----     -----
Less Distributions Declared to Shareholders ($):
  From net investment income                                 (0.27)    (0.28)
                                                             -----     -----
Net asset value --
End of period ($)                                            10.50     10.42
                                                             -----     -----
 Total return (%)/(d)(e)/                                     3.37      2.59/(f)/
                                                             -----     -----
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(g)/                                               1.52      1.53/(h)/
  Net investment income/(g)/                                  2.55      2.59/(h)/
  Waiver/reimbursement                                        0.35      0.55/(h)/
 Portfolio turnover rate (%)                                    22        34
 Net assets, end of period (000's) ($)                       1,785     2,019

(a) On October 13, 2003, the Liberty Florida Intermediate Municipal Bond Fund was renamed Columbia Florida Intermediate Municipal Bond Fund.

(b) Class C shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)   Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)   Annualized.

(i) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.23.

Columbia Massachusetts Intermediate Municipal Bond Fund

                                                   Year ended   Period ended
                                                   October 31,  October 31,
                                                      2004      2003/(a)(b)/
                                                     Class A      Class A
                                                   -----------  ------------
Net asset value --
Beginning of period ($)                               10.82     10.72
                                                     ------     -----
Income from Investment Operations ($):
  Net investment income/(c)/                           0.36      0.33/(i)/
  Net realized and unrealized gain on investments      0.05      0.10
                                                     ------     -----
 Total from Investment Operations                      0.41      0.43
                                                     ------     -----
Less Distributions Declared to Shareholders ($):
  From net investment income                          (0.36)    (0.33)
                                                     ------     -----
Net asset value --
End of period ($)                                     10.87     10.82
                                                     ------     -----
 Total return (%)/(d)/                                 3.91      4.02/(e)(f)/
                                                     ------     -----
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(g)/                                        0.98      0.99/(h)/
  Net investment income/(g)/                           3.37      3.24/(h)/
  Waiver/reimbursement                                   --      0.20/(h)/
 Portfolio turnover rate (%)                             12        11
 Net assets, end of period (000's) ($)               10,460     6,723

(a) On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b) Class A shares were initially offered on December 9, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)   Not annualized.

(f) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)   Annualized.

(i) Net investment income per share before reimbursement/waivers of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.31.

Columbia Massachusetts Intermediate Municipal Bond Fund/ /

                                                   Year ended   Period ended
                                                   October 31,  October 31,
                                                      2004      2003/(a)(b)/
                                                     Class B      Class B
                                                   -----------  ------------
Net asset value --
Beginning of period ($)                               10.82     10.72
                                                      -----     -----
Income from Investment Operations ($):
  Net investment income/(c)/                           0.28      0.25/(i)/
  Net realized and unrealized gain on investments      0.05      0.10
                                                      -----     -----
 Total from Investment Operations                      0.33      0.35
                                                      -----     -----
Less Distributions Declared to Shareholders ($):
  From net investment income                          (0.28)    (0.25)
                                                      -----     -----
Net asset value --
End of period ($)                                     10.87     10.82
                                                      -----     -----

 Total return (%)/(d)/                                 3.13      3.32/(e)(f)/
                                                      -----     -----
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(g)/                                        1.73      1.75/(h)/
  Net investment income/(g)/                           2.62      2.48/(h)/
  Waiver/reimbursement                                   --      0.20/(h)/
 Portfolio turnover rate (%)                             12        11
 Net assets, end of period (000's) ($)                3,790     3,820

(a) On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b) Class B shares were initially offered on December 9, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)   Not annualized.

(f) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)   Annualized.

(i) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.23.

Columbia Massachusetts Intermediate Municipal Bond Fund/ /

                                                    Year ended  Period ended
                                                    October 31, October 31,
                                                       2004     2003/(a)(b)/
                                                      Class C     Class C
                                                   -----------  ------------
Net asset value --
Beginning of period ($)                                10.82     10.72
                                                       -----     -----
Income from Investment Operations ($):
  Net investment income/(c)/                            0.32      0.29/(i)/
  Net realized and unrealized gain on investments       0.05      0.10
                                                       -----     -----
 Total from Investment Operations                       0.37      0.39
                                                       -----     -----
Less Distributions Declared to Shareholders ($):
  From net investment income                           (0.32)    (0.29)
                                                       -----     -----
Net asset value --
End of period ($)                                      10.87     10.82
                                                       -----     -----
 Total return (%)/(d)(e)/                               3.49      3.65/(f)/
                                                       -----     -----
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(g)/                                         1.38      1.39/(h)/
  Net investment income/(g)/                            2.97      2.82/(h)/
  Waiver/reimbursement//                                0.35      0.55/(h)/
 Portfolio turnover rate (%)                              12        11
 Net assets, end of period (000's) ($)                 7,666     7,621

(a) On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b) Class C shares were initially offered on December 9, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)   Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)   Annualized.

(i) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.23.

Columbia New Jersey Intermediate Municipal Bond Fund/ /

                                                                         Year ended   Period ended
                                                                         October 31,  October 31,
                                                                            2004      2003/(a)(b)/
                                                                           Class A      Class A
                                                                         -----------  ------------
Net asset value --
Beginning of period ($)                                                   10.50        10.46
                                                                          -----        -----
Income from Investment Operations ($):
  Net investment income/(c)/                                               0.33         0.31/(j)/
  Net realized and unrealized gain on investments and futures contracts    0.10         0.12
                                                                          -----        -----
 Total from Investment Operations                                          0.43         0.43
                                                                          -----        -----
Less Distributions Declared to Shareholders ($):
  From net investment income                                              (0.33)       (0.31)
  From net realized gains                                                 (0.03)       (0.08)
                                                                          -----        -----
 Total Distributions Declared to Shareholders                             (0.36)       (0.39)
                                                                          -----        -----
Net asset value --
End of period ($)                                                         10.57        10.50
                                                                          -----        -----
 Total return (%)/(d)(e)/                                                  4.20         4.12/(f)/
                                                                          -----        -----
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(g)/                                                            1.13         1.14/(h)/
  Net investment income/(g)/                                               3.17         2.90/(h)/
  Waiver/reimbursement                                                       --/(i)/    0.20/(h)/
 Portfolio turnover rate (%)                                                 12            8
 Net assets, end of period (000's) ($)                                    3,819        2,568

(a) On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b) Class A shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)   Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)   Annualized.

(i)   Rounds to less than than 0.01%

(j) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.29.

Columbia New Jersey Intermediate Municipal Bond Fund/ /

                                                                         Year ended   Period ended
                                                                         October 31,  October 31,
                                                                            2004      2003/(a)(b)/
                                                                           Class B      Class B
                                                                         -----------  ------------
Net asset value --
Beginning of period ($)                                                   10.50        10.46
                                                                          -----        -----
Income from Investment Operations ($):
  Net investment income/(c)/                                               0.25         0.23/(j)/
  Net realized and unrealized gain on investments and futures contracts    0.10         0.12
                                                                          -----        -----
 Total from Investment Operations                                          0.35         0.35
                                                                          -----        -----
Less Distributions Declared to Shareholders ($):
  From net investment income                                              (0.25)       (0.23)
  From net realized gains                                                 (0.03)       (0.08)
                                                                          -----        -----
 Total Distributions Declared to Shareholders                             (0.28)       (0.31)
                                                                          -----        -----
Net asset value --
End of period ($)                                                         10.57        10.50
                                                                          -----        -----
 Total return (%)/(d)(e)/                                                  3.41         3.35/(f)/
                                                                          -----        -----
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(g)/                                                            1.89         1.91/(h)/
  Net investment income/(g)/                                               2.41         2.18/(h)/
  Waiver/reimbursement                                                       --/(i)/    0.20/(h)/
 Portfolio turnover rate (%)                                                 12            8
 Net assets, end of period (000's) ($)                                    1,998        1,680

(a) On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b) Class B shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)   Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)   Annualized.

(i)   Rounds to less than 0.01%.

(j) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.21.

Columbia New Jersey Intermediate Municipal Bond Fund/ /

                                                                         Year ended   Period ended
                                                                         October 31,  October 31,
                                                                            2004      2003/(a)(b)/
                                                                           Class C      Class C
                                                                         -----------  ------------
Net asset value --
Beginning of period ($)                                                     10.50      10.46
                                                                            -----      -----
Income from Investment Operations ($):
  Net investment income/(c)/                                                 0.29       0.26/(i)/
  Net realized and unrealized gain on investments and futures contracts      0.10       0.12
                                                                            -----      -----
 Total from Investment Operations                                            0.39       0.38
                                                                            -----      -----
Less Distributions Declared

to Shareholders ($):
  From net investment income                                                (0.29)     (0.26)
  From net realized gains                                                   (0.03)     (0.08)
                                                                            -----      -----
 Total Distributions Declared to Shareholders                               (0.32)     (0.34)
                                                                            -----      -----
Net asset value --
End of period ($)                                                           10.57      10.50
                                                                            -----      -----
 Total return (%)/(d)(e)/                                                    3.79       3.70/(f)/
                                                                            -----      -----
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(g)/                                                              1.53       1.54/(h)/
  Net investment income/(g)/                                                 2.77       2.54/(h)/
  Waiver/reimbursement                                                       0.35       0.55/(h)/
 Portfolio turnover rate (%)                                                   12          8
 Net assets, end of period (000's) ($)                                      4,389      4,050

(a) On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b) Class C shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)   Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)   Annualized.

(i) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.20.

Columbia New York Intermediate Municipal Bond Fund/ /

                                                                         Year ended   Period ended
                                                                         October 31,  October 31,
                                                                            2004      2003/(a)(b)/
                                                                           Class A      Class A
                                                                         -----------  ------------
Net asset value --
Beginning of period ($)                                                   11.87        11.70
                                                                          -----        -----
Income from Investment Operations ($):
  Net investment income/(c)/                                               0.37         0.33/(j)/
  Net realized and unrealized gain on investments and futures contracts    0.13         0.22
                                                                          -----        -----
 Total from Investment Operations                                          0.50         0.55
                                                                          -----        -----
Less Distributions Declared to Shareholders ($):
  From net investment income                                              (0.37)       (0.33)
  From net realized gains                                                 (0.02)       (0.05)
                                                                          -----        -----
 Total Distributions Declared to Shareholders                             (0.39)       (0.38)
                                                                          -----        -----
Net asset value --
End of period ($)                                                         11.98        11.87
                                                                          -----        -----
 Total return (%)/(d)(e)/                                                  4.24         4.79/(f)/
                                                                          -----        -----
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(g)/                                                            1.11         1.10/(h)/
  Net investment income/(g)/                                               3.06         2.89/(h)/
  Waiver/reimbursement                                                       --/(i)/    0.20/(h)/
 Portfolio turnover rate (%)                                                 11            9
 Net assets, end of period (000's) ($)                                    5,836        8,928

(a) On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b) Class A shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)   Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)   Annualized.

(i)   Rounds to less than 0.01%.

(j) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.31.

Columbia New York Intermediate Municipal Bond Fund/ /

                                                                         Year ended   Period ended
                                                                         October 31,  October 31,
                                                                            2004      2003/(a)(b)/
                                                                           Class B      Class B
                                                                         -----------  ------------
Net asset value --
Beginning of period ($)                                                   11.87        11.70
                                                                          -----        -----
Income from Investment Operations ($):
  Net investment income/(c)/                                               0.28         0.24/(j)/
  Net realized and unrealized gain on investments and futures contracts    0.13         0.22
                                                                          -----        -----
 Total from Investment Operations                                          0.41         0.46
                                                                          -----        -----
Less Distributions Declared to Shareholders ($):
  From net investment income                                              (0.28)       (0.24)
  From net realized gains                                                 (0.02)       (0.05)
                                                                          -----        -----
 Total Distributions Declared to Shareholders                             (0.30)       (0.29)
                                                                          -----        -----
Net asset value --
End of period ($)                                                         11.98        11.87
                                                                          -----        -----
 Total return (%)/(d)(e)/                                                  3.46         3.98/(f)/
                                                                          -----        -----
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(g)/                                                            1.86         1.89/(h)/
  Net investment income/(g)/                                               2.31         2.12/(h)/
  Waiver/reimbursement                                                       --/(i)/    0.20/(h)/
 Portfolio turnover rate (%)                                                 11            9
 Net assets, end of period (000's) ($)                                    4,295        2,868

(a) On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b) Class B shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)   Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)   Annualized.

(i)   Rounds to less than 0.01%.

(j) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.22

Columbia New York Intermediate Municipal Bond Fund/ /

                                                                         Year ended   Period ended
                                                                         October 31,  October 31,
                                                                            2004      2003/(a)(b)/
                                                                           Class C      Class C
                                                                         -----------  ------------
Net asset value --
Beginning of period ($)                                                     11.87      11.70
                                                                            -----      -----
Income from Investment Operations ($):
  Net investment income/(c)/                                                 0.32       0.29/(i)/
  Net realized and unrealized gain on investments and futures contracts      0.13       0.22
                                                                            -----      -----
 Total from Investment Operations                                            0.45       0.51
                                                                            -----      -----
Less Distributions Declared to Shareholders ($):
  From net investment income                                                (0.32)     (0.29)
  From net realized gains                                                   (0.02)     (0.05)
                                                                            -----      -----
 Total Distributions Declared to Shareholders                               (0.34)     (0.34)
                                                                            -----      -----
Net asset value --
End of period ($)                                                           11.98      11.87
                                                                            -----      -----
 Total return (%)/(d)(e)/                                                    3.82       4.36/(f)/
                                                                            -----      -----
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(g)/                                                              1.51       1.52/(h)/
  Net investment income/(g)/                                                 2.66       2.45/(h)/
  Waiver/reimbursement//                                                     0.35       0.55/(h)/
 Portfolio turnover rate (%)                                                   11          9
 Net assets, end of period (000's) ($)                                      2,790      2,741

(a) On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b) Class C shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)   Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)   Annualized.

(i) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.23.

Columbia Pennsylvania Intermediate Municipal Bond Fund

                                        Year ended   Period ended
                                        October 31,  October 31,
                                           2004      2003/(a)(b)/
                                          Class A      Class A
                                        -----------  ------------
Net asset value --
Beginning of period ($)                    10.34        10.19
                                           -----        -----
Income from Investment Operations ($):
  Net investment income/(c)/                0.29         0.26/(i)/

  Net realized and unrealized gain on investments       0.13        0.15
                                                       -----       -----
 Total from Investment Operations                       0.42        0.41
                                                       -----       -----
Less Distributions Declared to Shareholders ($):
  From net investment income                           (0.29)      (0.26)
                                                       -----       -----
Net asset value --
End of period ($)                                      10.47       10.34
                                                       -----       -----
 Total return (%)/(d)/                                  4.13        4.04/(e)(f)/
                                                       -----       -----
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(g)/                                         1.38        1.50/(h)/
  Net investment income/(g)/                            2.82        2.50/(h)/
  Waiver/reimbursement                                    --        0.20/(h)/
 Portfolio turnover rate (%)                               8          12
 Net assets, end of period (000's) ($)                 2,259       2,143

(a) On October 13, 2003, the Liberty Pennsylvania Intermediate Municipal Bond Fund was renamed Columbia Pennsylvania Intermediate Municipal Bond Fund.

(b) Class A shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)   Not annualized.

(f) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)   Annualized.

(i) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.24.

Columbia Pennsylvania Intermediate Municipal Bond Fund

                                                    Year ended          Period ended
                                                    October 31,         October 31,
                                                       2004             2003/(a)(b)/
                                                      Class B             Class B
                                                    -----------         ------------
Net asset value --
Beginning of period ($)                                10.34               10.19
                                                       -----               -----
Income from Investment Operations ($):
  Net investment income/(c)/                            0.22                0.18/(i)/
  Net realized and unrealized gain on investments       0.12                0.15
                                                       -----               -----
 Total from Investment Operations                       0.34                0.33
                                                       -----               -----
Less Distributions Declared to Shareholders ($):
  From net investment income                           (0.21)              (0.18)
                                                       -----               -----
Net asset value --
End of period ($)                                      10.47               10.34
                                                       -----               -----
 Total return (%)/(d)/                                  3.36                3.27/(e)(f)/
                                                       -----               -----
Ratios to Average Net Assets/

Supplemental Data (%):
  Expenses/(g)/                                         2.13                2.26/(h)/
  Net investment income/(g)/                            2.07                1.79/(h)/
  Waiver/reimbursement//                                  --                0.20/(h)/
 Portfolio turnover rate (%)                               8                  12
 Net assets, end of period (000's) ($)                   925                 813

(a) On October 13, 2003, the Liberty Pennsylvania Intermediate Municipal Bond Fund was renamed Columbia Pennsylvania Intermediate Municipal Bond Fund.

(b) Class B shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)   Not annualized.

(f) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)   Annualized.

(i) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.16.

Columbia Pennsylvania Intermediate Municipal Bond Fund

                                                     Year ended        Period ended
                                                     October 31,       October 31,
                                                        2004           2003/(a)(b)/
                                                       Class C           Class C
                                                     -----------       -------------
Net asset value --
Beginning of period ($)                                 10.34               10.19
                                                        -----               -----
Income from Investment Operations ($):
  Net investment income/(c)/                             0.25                0.22/(i)/
  Net realized and unrealized gain on investments        0.13                0.15
                                                        -----               -----
 Total from Investment Operations                        0.38                0.37
                                                        -----               -----
Less Distributions Declared to Shareholders ($):
  From net investment income                            (0.25)              (0.22)
                                                        -----               -----
Net asset value --
End of period ($)                                       10.47               10.34
                                                        -----               -----
 Total return (%)/(d)(e)/                                3.72                3.66/(f)/
                                                        -----               -----
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(g)/                                          1.78                1.91/(h)/
  Net investment income/(g)/                             2.42                2.07/(h)/
  Waiver/reimbursement                                   0.35                0.55/(h)/
 Portfolio turnover rate (%)                                8                  12
 Net assets, end of period (000's) ($)                    447                 506

(a) On October 13, 2003, the Liberty Pennsylvania Intermediate Municipal Bond Fund was renamed Columbia Pennsylvania Intermediate Municipal Bond Fund.

(b) Class C shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)   Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)   Annualized.

(i) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.17.

Columbia Rhode Island Intermediate Municipal Bond Fund/ /

                                                                           Year ended         Period ended
                                                                           October 31,        October 31,
                                                                              2004            2003/(a)(b)/
                                                                             Class A            Class A
                                                                           ----------         ------------
Net asset value --
Beginning of period ($)                                                      11.48              11.40
                                                                             -----              -----
Income from Investment Operations ($):
  Net investment income/(c)/                                                  0.38               0.35/(i)/
  Net realized and unrealized gain on investments and futures contracts       0.06               0.08
                                                                             -----              -----
 Total from Investment Operations                                             0.44               0.43
                                                                             -----              -----
Less Distributions Declared to Shareholders ($):
  From net investment income                                                 (0.38)             (0.35)
                                                                             -----              -----
Net asset value --
End of period ($)                                                            11.54              11.48
                                                                             -----              -----
 Total return (%)/(d)/                                                        3.90               3.79/(e)(f)/
                                                                             -----              -----
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(g)/                                                               1.06               1.09/(h)/
  Net investment income/(g)/                                                  3.33               2.95/(h)/
  Waiver/reimbursement//                                                        --               0.20/(h)/
 Portfolio turnover rate (%)                                                    11                 15
 Net assets, end of period (000's) ($)                                         865                479

(a) On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b) Class A shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)   Not annualized.

(f) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)   Annualized.

(i) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.33.

Columbia Rhode Island Intermediate Municipal Bond Fund/ /

                                                                          Year ended       Period ended
                                                                          October 31,      October 31,
                                                                             2004          2003/(a)(b)/
                                                                            Class B          Class B
                                                                          -----------      ------------
Net asset value --
Beginning of period ($)                                                      11.48            11.40
                                                                            ------            -----
Income from Investment Operations ($):
  Net investment income/(c)/                                                  0.29             0.26/(i)/
  Net realized and unrealized gain on investments and futures contracts       0.06             0.08
                                                                            ------            -----
 Total from Investment Operations                                            (0.35)            0.34
                                                                            ------            -----
Less Distributions Declared to Shareholders ($):
  From net investment income                                                 (0.29)           (0.26)
                                                                            ------            -----
Net asset value --
End of period ($)                                                            11.54            11.48
                                                                            ------            -----
 Total return (%)/(d)/                                                        3.13             3.02/(e)(f)/
                                                                            ------            -----
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(g)/                                                               1.81             1.80/(h)/
  Net investment income/(g)/                                                  2.58             2.24/(h)/
  Waiver/reimbursement                                                          --             0.20/(h)/
 Portfolio turnover rate (%)                                                    11               15
 Net assets, end of period (000's) ($)                                         981              780

(a) On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b) Class B shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)   Not annualized.

(f) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)   Annualized.

(i) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.24.

Columbia Rhode Island Intermediate Municipal Bond Fund/ /

                                                                          Year ended       Period ended
                                                                          October 31,      October 31,
                                                                             2004          2003/(a)(b)/
                                                                            Class C          Class C
                                                                          -----------      ------------
Net asset value --
Beginning of period ($)                                                      11.48            11.40
                                                                            ------            -----
Income from Investment Operations ($):
  Net investment income/(c)/                                                  0.33             0.30/(i)/
  Net realized and unrealized gain on investments and futures contracts       0.06             0.08
                                                                            ------            -----
 Total from Investment Operations                                             0.39             0.38
                                                                            ------            -----
Less Distributions Declared to Shareholders ($):
  From net investment income                                                 (0.33)           (0.30)
                                                                            ------            -----
Net asset value --
End of period ($)                                                            11.54            11.48
                                                                            ------            -----
 Total return (%)/(d)(e)/                                                     3.49             3.37/(f)/
                                                                            ------            -----
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(g)/                                                               1.46             1.47/(h)/
  Net investment income/(g)/                                                  2.92             2.58/(h)/
  Waiver/reimbursement//                                                      0.35             0.55/(h)/
 Portfolio turnover rate (%)                                                    11               15
 Net assets, end of period (000's) ($)                                       1,695            2,031

(a) On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b) Class C shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)   Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)   Annualized.

(i) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.24.

FOR MORE INFORMATION

Additional information about a Fund's investments will be published in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may wish to read the Statement of Additional Information for more information on a Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Statement of Additional Information and the Funds' website
(www.columbiafunds.com) include a description of the Funds' policies with respect to the disclosure of their portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about a Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750 www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about a Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:
Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Columbia Funds Trust V: 811-5030

-     Columbia Connecticut Intermediate Municipal Bond Fund

-     Columbia Florida Intermediate Municipal Bond Fund

-     Columbia Massachusetts Intermediate Municipal Bond Fund

-     Columbia New Jersey Intermediate Municipal Bond Fund

-     Columbia New York Intermediate Municipal Bond Fund

-     Columbia Pennsylvania Intermediate Municipal Bond Fund

-     Columbia Rhode Island Intermediate Municipal Bond Fund

ColumbiaFunds

A Member of Columbia Management Group

(C)2005 Columbia Funds Distributor, Inc.
One Financial Center, Boston, MA 02111-2621
800.426.3750 www.columbiafunds.com

                               CSI-01/454U-0205

Columbia State Funds                    Prospectus, March 1, 2005

COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND

COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND

COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

Class Z Shares

Advised by Columbia Management Advisors, Inc.

TABLE OF CONTENTS

THE FUNDS                                       2

Investment Goal.........................        2
Principal Investment Strategies.........        2
Principal Investment Risks..............        3
Each of these sections discusses the
following topics:
Performance History and Your Expenses.
Columbia Connecticut Intermediate
 Municipal Bond Fund....................        5
Columbia Florida Intermediate Municipal
 Bond Fund..............................        8
Columbia Massachusetts Intermediate
 Municipal Bond Fund....................       11
Columbia New Jersey Intermediate
 Municipal Bond Fund....................       14
Columbia New York Intermediate
 Municipal Bond Fund....................       17
Columbia Pennsylvania Intermediate
 Municipal Bond Fund....................       20
Columbia Rhode Island Intermediate
 Municipal Bond Fund....................       23

YOUR ACCOUNT                                   26

How to Buy Shares.......................       26
Eligible Investors......................       27
Sales Charges...........................       28
How to Exchange Shares..................       28
How to Sell Shares......................       28
Fund Policy on Trading of Fund Shares...       29
Intermediary Compensation...............       30
Other Information About Your Account....       31

MANAGING THE FUNDS                             33

Investment Advisor......................       33
Portfolio Managers......................       33
Legal Proceedings.......................       33

FINANCIAL HIGHLIGHTS                           35

Columbia Connecticut Intermediate
 Municipal Bond Fund....................       36
Columbia Florida Intermediate Municipal
 Bond Fund..............................       37
Columbia Massachusetts Intermediate
 Municipal Bond Fund....................       38
Columbia New Jersey Intermediate
 Municipal Bond Fund....................       39
Columbia New York Intermediate
 Municipal Bond Fund....................       40
Columbia Pennsylvania Intermediate
 Municipal Bond Fund....................       41
Columbia Rhode Island Intermediate
 Municipal Bond Fund....................       42

Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. [LOGO] Not FDIC Insured May Lose Value

                                No Bank Guarantee

The Funds

INVESTMENT GOAL

Each Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from the personal income tax of its state, as is consistent with relative stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in the municipal securities of its state, which are securities issued by that state and other governmental issuers (potentially including issuers located outside that state) and that pay interest which is exempt from both federal income tax (including the federal alternative minimum tax) and the income tax of that state and, in the case of the Connecticut Intermediate Municipal Bond Fund and the Massachusetts Intermediate Municipal Bond Fund, mutual funds that invest in that state's municipal securities. Under normal circumstances, each Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by each Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

Each Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the municipal bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Funds may use derivatives for both hedging and non-hedging purposes, such as to adjust a Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Funds typically use derivatives in an effort to achieve more efficiently economic exposures similar to those they could have achieved through the purchase and sale of municipal securities.

In selecting portfolio securities for a Fund, each Fund's investment advisor evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. Each Fund's advisor also determines the appropriate allocation of its Fund's assets among various issuers and industry sectors.

Nearly all of the investments of a Fund will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Fund's advisor to be of comparable quality. Under normal market conditions, each Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's or unrated securities determined by its advisor to be of comparable quality. Occasionally, the rating of a security held by a Fund may be downgraded to below investment grade. If that happens, a Fund does not have to sell the security, unless its advisor determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, each Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

Under normal circumstances, each Fund's average weighted maturity is expected to be between three and ten years.

Each Fund will sell a security when, as a result of changes in the economy or the performance of the security or other circumstances, its advisor believes that holding the security is no longer consistent with the Fund's investment goal.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily a Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent a Fund from achieving its investment goal.

In seeking to achieve its investment goal, each Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in each Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by a Fund's shareholders is not required to modify or change a Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Funds are described below. There are many circumstances (including additional risks that are not described here) which could prevent a Fund from achieving its investment goal. You may lose money by investing in the Funds.

Management risk means that the advisor's investment decisions might produce losses or cause a Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. The municipal securities market is also subject to uncertainties related to taxation, changes in legislation and the rights of municipal securities holders. Because of management and market risk, there is no guarantee that a Fund will achieve its investment goal or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income a Fund receives from them but will affect the value of a Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in special revenue obligations, including asset-backed securities and debt securities issued by private entities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security or the entity responsible for payment of a special revenue obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer or the entity responsible for payments of a special revenue obligation may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income. The Fund's investments in securities issued by U.S. government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, are not funded by Congressional appropriations and are neither guaranteed nor insured by the U.S. government. Furthermore, no assurances can be given that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

Reinvestment risk is the risk that income from the Fund's debt securities will decline if and when the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Fund's portfolio.

Tax-exempt bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Bonds that are backed by the issuer's taxing authority, known as general obligation bonds, may depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue sources. These bonds are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or the private company backing the project, rather than to the credit of the state or local government issuer of the bonds.

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing a Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also cause a Fund to receive taxable income, which could increase the amount of taxes payable by shareholders. Other risks arise from a Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for a Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The Funds may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative strategies, see the Statement of Additional Information.

The interest income distributed by a Fund from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations. As a fundamental policy that cannot be changed without shareholder approval, the Fund may not invest more than 20% of its total assets in bonds subject to the alternative minimum tax. Consult your tax advisor for more information.

Single-State Focus: Because each of the Funds invests primarily in municipal securities of a particular state, the value of a Fund's shares will be particularly vulnerable to tax, legislative, demographic or political changes affecting that state, as well as by changes in the state's economy. As a result, the value of each Fund's shares may be more volatile than the value of shares of funds that invest in securities of issuers in a number of different states.

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Funds

PERFORMANCE HISTORY (CONNECTICUT)

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

      UNDERSTANDING PERFORMANCE

      Calendar Year Total Returns show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

      Average Annual Total Returns are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

      The Fund's returns are compared to the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Lehman Brothers 3-15 Year Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

Calendar Year Total Returns (Class Z)/(1)/

                                     [CHART]

1995    1996   1997   1998    1999    2000   2001   2002   2003   2004
-----   ----   ----   ----   -----   -----   ----   ----   ----   ----
14.70%  3.63%  8.53%  6.67%  -2.81%  10.16%  4.47%  8.57%  3.58%  2.60%

                     For the periods shown in bar chart:
                     Best quarter: 1st quarter 1995, +5.91%
                     Worst quarter: 2nd quarter 2004, -2.37%

(1) The calendar year total returns shown for Class Z shares include the returns of Trust Shares of the Galaxy Connecticut Intermediate Municipal Bond Fund (the Galaxy Connecticut Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund, and returns of shares of the Boston 1784 Connecticut Tax-Exempt Income Fund (the 1784 Connecticut Fund), the predecessor to the Galaxy Connecticut Fund, for periods prior to June 26, 2000.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 Average Annual Total Returns -- for periods ended December 31, 2004

                                                               1 Year  5 Years   10 Years
Class Z (%)
  Return Before Taxes                                           2.60   5.83/(1)/   5.91/(1)/
  Return After Taxes on Distributions                           2.60   5.83/(1)/   5.88/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   2.91   5.60/(1)/   5.74/(1)/
                                                               -----   -------   ---------
Lehman Brothers 3-15 Year Index (%)                             3.76   6.71        6.70

(1) The average annual total returns shown include returns of Trust Shares of the Galaxy Connecticut Fund for periods prior to November 18, 2002, and returns of the 1784 Connecticut Fund (whose shares were initially offered on August 1, 1994) for periods prior to June 26, 2000. Class T and G shares are offered to certain investors through a separate prospectus.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

            UNDERSTANDING EXPENSES

            Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

            Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

            -     $10,000 initial investment

            -     5% total return for each year

            -     Fund operating expenses remain the same

            -     Reinvestment of all dividends and distributions

Shareholder Fees/(1) /(paid directly from your investment)

Maximum sales charge (load) on purchases (%)
 (as a percentage of the offering price)                                    0.00
                                                                            ----
Maximum deferred sales charge (load) on redemptions (%)
 (as a percentage of the lesser of purchase price or redemption price)      0.00
                                                                            ----
Redemption fee (%)(as a percentage of amount redeemed, if applicable)        /(2)/

(1) A $10 annual fee may be deducted from accounts of less than $ 1,000 and paid to the transfer agent.

(2)   There is a $ 7.50 charge for wiring sale proceeds to your bank.

Annual Fund Operating Expenses (deducted directly from Fund assets)

Management fee/(1)(2)/ (%)                          0.55
                                                    ----
Distribution and service (12b-1) fees (%)           0.00

Other expenses (%)                                  0.18
                                                    ----
Total annual fund operating expenses (%)            0.73

(1) The Fund pays a management fee of 0.48% and an administration fee of 0.07%.

(2) Management fee has been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

Example Expenses (your actual costs may be higher or lower)

1 Year                   3 Years                   5 Years                   10 Years
 $75                       $233                      $406                      $906

PERFORMANCE HISTORY (FLORIDA)

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for one year, five years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

            UNDERSTANDING PERFORMANCE

            Calendar Year Total Returns show the Fund's Class Z share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses.

            Average Annual Total Returns are a measure of the Fund's Class Z average performance over the past one-year, five years and life of the Fund periods. They include the effects of Fund expenses.

            The Fund's returns are compared to the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Lehman Brothers 3-15 Year Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

 Calendar Year Total Returns (Class Z)/(1)/

                                    [CHART]

1998     1999    2000     2001    2002    2003     2004
-----   ------   -----   -----   -----   ------   ------
6.37%   -2.78%   9.08%   4.74%   8.32%    3.20%    2.28%

                     For the periods shown in bar chart:
                     Best quarter: 3rd quarter 2002, +3.57%
                     Worst quarter: 2nd quarter 2004, -2.62%

(1) The calendar year total returns shown for Class Z shares include the returns of Trust Shares of the Galaxy Florida Municipal Bond Fund (the Galaxy Florida Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund, and returns of shares of the Boston 1784 Florida Tax-Exempt Income Fund (the 1784 Florida Fund), the predecessor to the Galaxy Florida Fund, for periods prior to June 26, 2000.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns -- for periods ended December 31, 2004

                                                                                   Life of
                                                               1 Year  5 Years     the Fund
Class Z (%)
  Return Before Taxes                                           2.28   5.49/(1)/   4.81/(1)/
  Return After Taxes on Distributions                           2.28   5.49/(1)/   4.77/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   2.61   5.27/(1)/   4.70/(1)/
                                                               ------  -------     --------
Lehman Brothers 3-15 Year Index (%)                             3.76   6.71        5.93/(2)/

(1) The average annual total returns shown include returns of Trust Shares of the Galaxy Florida Fund for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund, and returns of the 1784 Florida Fund (whose shares were initially offered on June 30, 1997) for periods prior to June 26, 2000.

(2)   Performance information is from June 30, 1997.

YOUR EXPENSES

- Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

            UNDERSTANDING EXPENSES

            Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

            Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

            -     $10,000 initial investment

            -     5% total return for each year

            -     Fund operating expenses remain the same

            -     Reinvestment of all dividends and distributions

Shareholder Fees/(1) /(paid directly from your investment)

Maximum sales charge (load) on purchases (%)
 (as a percentage of the offering price)                                    0.00
                                                                            ----
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)       0.00
                                                                            ----
Redemption fee (%)
 (as a percentage of amount redeemed, if applicable)                         /(2)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)   There is a $7.50 charge for wiring sale proceeds to your bank.

Annual Fund Operating Expenses (deducted directly from Fund assets)

Management fee/(1)(2)/ (%)                      0.55
                                                ----
Distribution and service (12b-1) fees (%)       0.00
                                                ----
Other expenses (%)                              0.25
                                                ----
Total annual fund operating expenses (%)        0.80

(1) The Fund pays a management fee of 0.48% and an administration fee of 0.07%.

(2) Management fee has been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

Example Expenses (your actual costs may be higher or lower)

1 Year                   3 Years                   5 Years                   10 Years
 $82                       $255                      $444                      $990

PERFORMANCE HISTORY (MASSACHUSETTS)

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

      UNDERSTANDING PERFORMANCE

      Calendar Year Total Returns show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

      Average Annual Total Returns are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

      The Fund's returns are compared to the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Lehman Brothers 3-15 Year Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

Calendar Year Total Returns (Class Z)/(1)/

                                     [CHART]

 1995   1996    1997    1998     1999    2000    2001    2002    2003    2004
-----   ----    ----    ----    -----    ----    ----    ----    ----    ----
13.77%  3.32%   8.89%   5.91%   -2.16%   9.94%   4.67%   8.60%   3.91%   2.68%

                     For the periods shown in bar chart:
                     Best quarter: 1st quarter 1995, +5.45%
                     Worst quarter: 2nd quarter 2004, -2.30%

(1) The calendar year total returns shown for Class Z shares include the returns of Trust Shares of the Galaxy Massachusetts Intermediate Municipal Bond Fund (the Galaxy Massachusetts Fund), the predecessor to the Fund, for periods prior to December 9, 2002, the date on which Class Z shares were initially offered by the Fund, and returns of shares of the Boston 1784 Massachusetts Tax-Exempt Income Fund (the 1784 Massachusetts Fund), the predecessor to the Galaxy Massachusetts Fund, for periods prior to June 26, 2000.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns -- for periods ended December 31, 2004

                                                               1 Year  5 Years   10 Years
Class Z (%)
  Return Before Taxes                                           2.68   5.92/(1)/   5.87/(1)/
  Return After Taxes on Distributions                           2.63   5.91/(1)/   5.86/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   3.08   5.68/(1)/   5.70/(1)/
                                                               ------  -------   ---------
Lehman Brothers 3-15 Year Bond Index (%)                        3.76   6.71        6.70

(1) The average annual total returns shown include returns of Trust Shares of the Galaxy Massachusetts Fund for periods prior to December 9, 2002, the date on which Class Z shares were initially offered by the Fund, and returns of the 1784 Massachusetts Fund for periods prior to June 26, 2000.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

      UNDERSTANDING EXPENSES

      Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

      Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

      -     $10,000 initial investment

      -     5% total return for each year

      -     Fund operating expenses remain the same

      -     Reinvestment of all dividends and distributions

Shareholder Fees/(1)/ (paid directly from your investment)

Maximum sales charge (load) on purchases (%)
  (as a percentage of the offering price)                                   0.00
                                                                            ----
Maximum deferred sales charge (load) on redemptions (%)
  (as a percentage of the lesser of purchase price or redemption price)     0.00
                                                                            ----
Redemption fee (%)
  (as a percentage of amount redeemed, if applicable)                      /(2)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)   There is a $7.50 charge for wiring sale proceeds to your bank.

Annual Fund Operating Expenses (deducted directly from Fund assets)

Management fee/(1)(2)/ (%)                      0.55
                                                ----
Distribution and service (12b-1) fees (%)       0.00
                                                ----
Other expenses (%)                              0.11
                                                ----
Total annual fund operating expenses (%)        0.66

(1) The Fund pays a management fee of 0.48% and an administration fee of 0.07%.

(2) Management fee has been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

Example Expenses (your actual costs may be higher or lower)

1 Year                   3 Years                   5 Years                   10 Years

 $67                       $211                      $368                      $822

PERFORMANCE HISTORY (NEW JERSEY)

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for one year, five years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

      UNDERSTANDING PERFORMANCE

      Calendar Year Total Returns show the Fund's Class Z share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses.

      Average Annual Total Returns are a measure of the Fund's Class Z average performance over the past one-year, five-years and life of the Fund periods. They include the effects of Fund expenses.

      The Fund's returns are compared to the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Lehman Brothers 3-15 Year Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

Calendar Year Total Returns (Class Z)/(1)/

                                     [CHART]

 1999    2000   2001    2002   2003    2004
-----   -----   ----    ----   ----    ----
-3.02%  10.69%  3.77%   9.98%  4.18%   2.71%

                     For the periods shown in bar chart:
                     Best quarter: 3rd quarter 2002, +4.78%
                     Worst quarter: 2nd quarter 2004, -2.35%

(1) The calendar year total returns shown for Class Z shares include the returns of Trust Shares of the Galaxy New Jersey Municipal Bond Fund (the Galaxy New Jersey Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns -- for periods ended December 31, 2004

                                                                                  Life of
                                                               1 Year  5 Years   the Fund//
Class Z (%)
  Return Before Taxes                                           2.71   6.21/(1)/    4.83/(1)/
  Return After Taxes on Distributions                           2.65   6.13/(1)/    4.77/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   3.05   5.89/(1)/    4.67/(1)/
                                                               -----   ----      --------
Lehman Brothers 3-15 Year Index (%)                             3.76   6.71         5.64/(2)/

(1) The average annual total returns shown include returns of Trust Shares of the Galaxy New Jersey Fund whose shares were initially offered on April 3, 1998 for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund.

(2)   Performance information is from March 31, 1998.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

      UNDERSTANDING EXPENSES

      Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

      Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

      -     $10,000 initial investment

      -     5% total return for each year

      -     Fund operating expenses remain the same

      -     Reinvestment of all dividends and distributions

Shareholder Fees/(1)/ (paid directly from your investment)

Maximum sales charge (load) on purchases (%)
  (as a percentage of the offering price)                                   0.00
                                                                            ----
Maximum deferred sales charge (load) on redemptions (%)
  (as a percentage of the lesser of purchase price or redemption price)     0.00

Redemption fee (%)

  (as a percentage of amount redeemed, if applicable)                      /(2)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)   There is a $7.50 charge for wiring sale proceeds to your bank.

Annual Fund Operating Expenses (deducted directly from Fund assets)

Management fee/(1)(2)/ (%)                               0.55
                                                         ----
Distribution and service (12b-1) fees (%)                0.00
                                                         ----
Other expenses/(3)/ (%)                                  0.26
                                                         ----
Total annual fund operating expenses (%)                 0.81

(1) The Fund pays a management fee of 0.48% and an administration fee of 0.07%.

(2) Management fee has been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

(3) Other expenses have been restated to reflect changes to the transfer agency fees for the Fund effective January 1, 2004.

Example Expenses (your actual costs may be higher or lower)

1 Year                   3 Years                   5 Years                   10 Years
 $83                       $259                      $450                     $1,002

PERFORMANCE HISTORY (NEW YORK)

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

      UNDERSTANDING PERFORMANCE

      Calendar Year Total Returns show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

      Average Annual Total Returns are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

      The Fund's returns are compared to the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Lehman Brothers 3-15 Year Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

Calendar Year Total Returns (Class Z)/(1)/

                                     [CHART]

 1995    1996    1997    1998    1999    2000    2001    2002   2003    2004--
-----    ----    ----    ----   -----   -----    ----   -----   ----    -----
17.09%   3.62%   8.89%   6.13%  -3.48%  12.58%   3.30%  10.40%  4.58%   2.70%

                     For the periods shown in bar chart:
                     Best quarter: 1st quarter 1995, +7.42%
                     Worst quarter: 2nd quarter 2004,-2.43%

(1) The calendar year total returns shown for Class Z shares include the returns of Trust Shares of the Galaxy New York Municipal Bond Fund (the Galaxy New York Fund), the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 Average Annual Total Returns -- for periods ended December 31, 2004

                                                               1 Year  5 Years   10 Years
Class Z (%)
  Return Before Taxes                                           2.70   6.64/(1)/   6.44/(1)/
  Return After Taxes on Distributions                           2.68   6.61/(1)/   6.42/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   2.94   6.28/(1)/   6.21/(1)/
                                                                ----   ----        ----
Lehman Brothers 3-15 Year Index (%)                             3.76   6.71        6.70

(1) The average annual total returns shown include returns of Trust Shares of the Galaxy New York Fund for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

      UNDERSTANDING EXPENSES

      Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

      -     $10,000 initial investment

      -     5% total return for each year

      -     Fund operating expenses remain the same

      -     Reinvestment of all dividends and distributions

Shareholder Fees/(1) /(paid directly from your investment)

Maximum sales charge (load) on purchases (%)
 (as a percentage of the offering price)                                    0.00
                                                                            ----
Maximum deferred sales charge (load) on redemptions (%)
 (as a percentage of the lesser of purchase price or redemption price)      0.00
                                                                            ----
Redemption fee (%)
 (as a percentage of amount redeemed, if applicable)                       /(2)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)   There is a $7.50 charge for wiring sale proceeds to your bank.

Annual Fund Operating Expenses (deducted directly from Fund assets)

Management fee/(1)(2)/ (%)                                   0.55
                                                             ----
Distribution and service (12b-1) fees (%)                    0.00
                                                             ----
Other expenses/(3)/ (%)                                      0.23
                                                             ----
Total annual fund operating expenses (%)                     0.78

(1) The Fund pays a management fee of 0.48% and an administration fee of 0.07%.

(2) Management fee has been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

(3) Other expenses have been restated to reflect changes to the transfer agency fees for the Fund effective January 1, 2004.

Example Expenses (your actual costs may be higher or lower)

1 Year                   3 Years                   5 Years                   10 Years
 $80                       $249                      $433                      $966

PERFORMANCE HISTORY (PENNSYLVANIA)

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

      UNDERSTANDING PERFORMANCE

      Calendar Year Total Returns show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

      Average Annual Total Returns are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

      The Fund's returns are compared to the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Lehman Brothers 3-15 Year Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

The Funds

Calendar Year Total Returns (Class Z)/(1)/

                                     [CHART]

 1995    1996    1997    1998    1999    2000    2001    2002  2003    2004
-----    ----    ----    ----   -----   -----    ----    ----  ----    ----
11.53%   3.89%   7.18%   4.84%  -7.06%  13.31%   4.70%   9.40% 3.77%   2.43%

                     For the periods shown in bar chart:
                     Best quarter: 4th quarter 2000, +5.64%
                     Worst quarter: 2nd quarter 1999, -2.99%

(1) The calendar year total returns shown for Class Z shares include the returns of Trust Shares of the Galaxy Pennsylvania Municipal Bond Fund (the Galaxy Pennsylvania Fund), the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund, and returns of Class I Shares of the Pennsylvania Municipal Securities Fund (the Pillar Fund), the predecessor to the Galaxy Pennsylvania Fund, for periods prior to August 27, 2001.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns -- for periods ended December 31, 2004

                                                               1 Year   5 Year     10 Years
Class Z (%)
  Return Before Taxes                                           2.43   6.65/(1)/   5.26/(1)/
  Return After Taxes on Distributions                           2.43   6.65/(1)/   5.18/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   2.66   6.27/(1)/   5.08/(1)/
                                                                ----   ----        ----
Lehman Brothers 3-15 Years Index (%)                            3.76   6.71        6.70

(1) The average annual total returns shown include returns of Trust Shares of the Galaxy Pennsylvania Fund for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund, and returns of the Pillar Fund for periods prior to August 27, 2001.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

      UNDERSTANDING EXPENSES

      Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

      Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

      - $10,000 initial investment

      - 5% total return for each year

      - Fund operating expenses remain the same

      - Reinvestment of all dividends and distributions

Shareholder Fees/(1) /(paid directly from your investment)

Maximum sales charge (load) on purchases (%)
  (as a percentage of the offering price)                                   0.00
                                                                            ----
Maximum deferred sales charge (load) on redemptions (%)
  (as a percentage of the lesser of purchase price or redemption price)     0.00
                                                                            ----
Redemption fee (%)
  (as a percentage of amount redeemed, if applicable)                      /(2)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)   There is a $7.50 charge for wiring sale proceeds to your bank.

Annual Fund Operating Expenses (deducted directly from Fund assets)

Management fee/(1)(2)/ (%)                               0.55
                                                         ----
Distribution and service (12b-1) fees (%)                0.00
                                                         ----
Other expenses (%)                                       0.51
                                                         ----
Total annual fund operating expenses (%)                 1.06

(1) The Fund pays a management fee of 0.48% and an administration fee of 0.07%.

(2) Management fee has been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

Example Expenses (your actual costs may be higher or lower)

1 Year                   3 Years                   5 Years                   10 Years
 $108                      $337                      $585                     $1,294

PERFORMANCE HISTORY (RHODE ISLAND)

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for one year, five years and ten years./ /The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

      UNDERSTANDING PERFORMANCE

      Calendar Year Total Returns show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

      Average Annual Total Returns are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

      The Fund's returns are compared to the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Lehman Brothers 3-15 Year Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

Calendar Year Total Returns (Class Z)/(1)/

                                     [CHART]

1995    1996    1997    1998     1999    2000   2001    2002   2003    2004---
-----   ----    ----    ----    -----   -----   ----    ----   ----    ----
14.31%  3.63%   8.54%   5.87%   -2.77%  11.59%  4.22%   9.13%  4.05%   2.70%

                     For the periods shown in bar chart:
                     Best quarter: 1st quarter 1995, +4.90%
                     Worst quarter: 2nd quarter 2004, -2.20%

(1) The calendar year total returns shown for Class Z shares include the returns of Trust Shares of the Galaxy Rhode Island Municipal Bond Fund (the Galaxy Rhode Island Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund. The returns for Class Z shares also include the returns of Retail A Shares of the Galaxy Rhode Island Fund for periods prior to the inception of Trust Shares (June 19, 2000). Class Z shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would have been higher to the extent that expenses for Class Z shares are lower than expenses paid by Retail A Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns -- for periods ended December 31, 2004

                                                               1 Year  5 Years   10 Years
                                                               ------  -------   --------
Class Z (%)
  Return Before Taxes                                           2.70   6.29/(1)/   6.03/(1)/
  Return After Taxes on Distributions                           2.68   6.28/(1)/   5.97/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   3.05   6.01/(1)/   5.82/(1)/
                                                                ----   ----        ----
Lehman Brothers 3-15 Year Index (%)                             3.76   6.71        6.70

(1) The average annual total returns shown include returns of Trust Shares of the Galaxy Rhode Island Fund for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund. The returns for Class Z shares also include the returns of Retail A Shares of the Galaxy Rhode Island Fund for periods prior to the inception of Trust Shares (June 19, 2000). Class Z shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would have been higher to the extent that expenses for Class Z shares are lower than expenses paid by Retail A Shares.

YOUR EXPENSES

- Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

      UNDERSTANDING EXPENSES

      Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

      Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

      -     $10,000 initial investment

      -     5% total return for each year

      -     Fund operating expenses remain the same

      -     Reinvestment of all dividends and distributions

Shareholder Fees/(1) /(paid directly from your investment)

Maximum sales charge (load) on purchases (%)
  (as a percentage of the offering price)                                 0.00
                                                                          ----
Maximum deferred sales charge (load) on redemptions (%)
  (as a percentage of the lesser of purchase price or redemption price)   0.00
                                                                          ----
Redemption fee (%)
  (as a percentage of amount redeemed, if applicable)                    /(2)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)   There is a $7.50 charge for wiring sale proceeds to your bank.

Annual Fund Operating Expenses (deducted directly from Fund assets)

Management fee/(1)(2)/ (%)                               0.55
                                                         ----
Distribution and service (12b-1) fees (%)                0.00
                                                         ----
Other expenses (%)                                       0.19
                                                         ----
Total annual fund operating expenses (%)                 0.74

(1) The Fund pays a management fee of 0.48% and an administration fee of 0.07%.

(2) Management fee has been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

Example Expenses (your actual costs may be higher or lower)

1 Year                   3 Years                   5 Years                   10 Years
------                   -------                   -------                   --------
 $76                       $237                      $411                      $918

Your Account

HOW TO BUY SHARES

When a Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that the Funds' transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with Columbia Funds Services, Inc. or your financial advisor or the Funds' transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

Outlined below are the various options for buying shares:

Method                   Instructions

Through your             Your financial advisor can help you establish your
financial advisor        account and buy Fund shares on your behalf. To receive
                         the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the

                         New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

By check                 For new accounts, send a completed application and
 (new account)           check made payable to the Fund to Columbia Funds
                         Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By check                 For existing accounts, fill out and return the
(existing account)       additional investment stub included in your account
                         statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia Funds Services, Inc.,
                         P.O. Box 8081, Boston, MA 02266-8081.

By exchange              You or your financial advisor may acquire shares of a
                         Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds
                         Distributor, Inc. for shares of the same class of the Fund at no additional cost. To exchange by telephone, call 1-800-422-3737. Please see "How to Exchange
                         Shares" for more information.

By wire You may purchase shares of a Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 for wiring instructions.

By electronic            You may purchase shares of a Fund by electronically
funds transfer           transferring money from your bank account to your Fund
                         account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic                You may make monthly or quarterly investments
investment plan          automatically from your bank account to your Fund
                         account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar         You may purchase shares of a Fund for your account by
cost averaging           exchanging $100 or more each month from another fund
                         for shares of the same class of the Fund at no additional cost. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.

By dividend              You may automatically invest dividends distributed by
diversification          another fund into the same class of shares of the Fund
                         at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.

ELIGIBLE INVESTORS

Only Eligible Investors may purchase Class Z shares of a Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

      - Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by Columbia Funds Distributor, Inc.;

      - Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Funds Distributor, Inc.; and

      - Any employee (or family member of an employee) of former FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment

      - Clients of broker-dealers or registered investment advisors that both recommend the purchase of a Fund's shares and charge such clients an asset-based fee; and

      - Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

      - Any client of Fleet National Bank or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet National Bank or the subsidiary);

      - A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from Columbia Funds Distributor, Inc. or through a third-party broker-dealer;

      - Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

      - Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

The Funds reserve the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan, however, each investment requires a $50 minimum purchase. The Funds also reserve the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

SALES CHARGES

Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

            CHOOSING A SHARE CLASS

            The Funds offer one class of shares in this prospectus -- Class Z.

            The Funds also offer five additional classes of shares -- Class A, B, C, T and G shares are available through separate prospectuses. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

HOW TO EXCHANGE SHARES

You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. A Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Funds' policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES

You may sell shares of a Fund on any regular business day that the NYSE is open.

When a Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Funds' transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

A Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, a Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

Outlined below are the various options for selling shares:

Method                   Instructions

Through your             You may call your financial advisor to place your sell
financial advisor        order. To receive the current trading day's price, your
                         financial advisor must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.

By exchange              You or your financial advisor may sell shares of a Fund
                         by exchanging from the Fund into Class Z shares or Class A shares (only if Class Z is not offered) of another fund distributed by Columbia Funds Distributor, Inc. at no additional cost. To exchange by telephone, call
                         1-800-422-3737.

By telephone             You or your financial advisor may sell shares of a Fund
                         by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.

By mail You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611. Mail your letter of instruction to Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares of a Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

By systematic            You may automatically sell a specified dollar amount or
withdrawal plan          percentage of your account on a monthly, quarterly or
                         semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

By electronic            You may sell shares of a Fund and request that the
funds transfer           proceeds be electronically transferred to your bank.
                         Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES

The interests of the Funds' long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Funds. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Funds has adopted the policies and procedures set forth below with respect to frequent trading of the Funds' shares.

Each Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if a Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, a Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Funds are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into a Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Funds. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Funds typically are not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Funds practices discussed above.

The Funds seek to act in a manner that they believe is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Funds nor their agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

INTERMEDIARY COMPENSATION

The distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of a Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Funds' investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Funds. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.

OTHER INFORMATION ABOUT YOUR ACCOUNT

How the Funds' Share Price is Determined The price of a Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

Each Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, each Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Funds may use other data to determine the fair value of the securities.
The Funds have retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for each Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for Class Z shares. Dividends, Distributions and Taxes The Funds have the potential to make the following distributions:

Types of Distributions

   Dividends      Represents interest and dividends earned from securities held by a Fund, net of expenses incurred by the Fund.

   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

            UNDERSTANDING FUND DISTRIBUTIONS

            Each Fund may earn income from the securities it holds. Each Fund also may realize capital gains or losses on sales of its securities. Each Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Distribution Options Each Fund declares any dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the first day following the purchase payment date. Shares stop earning dividends on the day after the shares leave the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, a Fund will automatically reinvest all distributions in additional shares of the Fund.
 Distribution Options

      Reinvest all distributions in additional shares of your current fund

      Reinvest all distributions in shares of another fund

      Receive dividends in cash (see options below) and reinvest capital gains

      Receive all distributions in cash (with one of the following options):

      -     send the check to your address of record

      -     send the check to a third party address

      -     transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Tax Consequences For federal income tax purposes, distributions of investment income by a Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Generally, gains realized by a Fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. In addition, an investment in a Fund may result in liability for federal alternative minimum tax for both individuals and corporate shareholders. The Funds intend to distribute federally tax-exempt income. The Funds may invest a portion of their assets in securities that generate income subject to federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes.

You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in a Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by each Fund, you may realize a capital gain or loss when selling or exchanging shares of a Fund. Such transactions also may be subject to federal, state and local income tax.

Managing the Fund

INVESTMENT ADVISOR

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Funds' investment advisor. Columbia Management is responsible for the Funds' management, subject to oversight by the Funds' Board of Trustees. In its duties as investment advisor, Columbia Management runs the Funds' day-to-day business, including placing all orders for the purchase and sale of the Funds' portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (CMG), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, CMG was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Funds, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by each of the Funds amounted to 0.55% of average daily net assets of each Fund.

PORTFOLIO MANAGERS

Susan Sanderson, a vice president of Columbia Management, is the manager for the Florida, Massachusetts and Pennsylvania Funds and has managed the Florida Fund since it commenced operations in 1997, the Massachusetts Fund since it commenced operations in 1993, and the Pennsylvania Fund since May, 2001. Ms. Sanderson has been associated with Columbia Management or its predecessors since 1985.

Brian McGreevy, a vice president of Columbia Management, is the manager for the New Jersey, Rhode Island, Connecticut and New York Funds, and has managed the New Jersey Fund since January, 1998, the Rhode Island Fund since July, 1997, the Connecticut Fund since September, 2002, and the New York Fund since July, 1997. Mr. McGreevy has been associated with Columbia Management or its predecessors since December, 1994.

LEGAL PROCEEDINGS

On March 15, 2004, Columbia Management and Columbia Funds Distributor, Inc. ("CFD") the distributor of the Funds' shares (collectively, "Columbia"), entered into agreements in principle with the staff of the U.S. Securities and

Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") to resolve the proceedings brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds.

On February 9, 2005, Columbia entered into an Assurance of Discontinuance with the NYAG (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order" and together, the "Settlements"). The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle.

Under the terms of the SEC Order, Columbia has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review Columbia's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the settlement amounts will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with Columbia and the Funds' independent trustees and not unacceptable to the staff of the SEC. More specific information on the distribution plan will be communicated at a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia Funds, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

A copy of the SEC Order is available on the SEC's website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing filed on February 10, 2005. Financial Highlights

The financial highlights table is intended to help you understand each Fund's Class Z financial performance. Information is shown for the last five fiscal years, which run from November 1 to October 31, unless otherwise indicated. Information shown for each Fund is that of Trust Shares of its predecessor Galaxy Fund, as further described in the footnotes to each Fund's financial highlights table. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from each Fund's financial statements, which, for the year ended October 31, 2004, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Funds' financial statements, is included in the Funds' annual report. The information, except for the Columbia Pennsylvania Intermediate Municipal Bond Fund, for the years and periods ended October 31, 2003, 2002, 2001, 2000 and the year ended May 31, 2000 has been derived from the Funds' financial statements which have been audited by Ernst &

Young LLP, an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights.

With respect to the Columbia Pennsylvania Intermediate Municipal Bond Fund, the information for the years ended October 31, 2003 and 2002 and for the period ended October 31, 2001, has been derived from that Fund's financial statements which have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. The information for the years ended December 31, 2000 and 1999, has been derived from that Fund's financial statements which have been audited by another independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

Columbia Connecticut Intermediate Municipal Bond Fund

                                                                                                          Period ended
                                                     Year ended October 31,                                October 31,
                                             2004       2003/(a)(b)/          2002            2001          2000/(c)/
                                            Class Z        Class Z           Class Z         Class Z         Class Z
                                            -------     ------------         -------         -------      ------------
Net asset value --
Beginning of period ($)                       10.99            10.98           10.92           10.41             10.00
                                            -------     ------------         -------         -------      ------------
Income from Investment Operations ($):
  Net investment income                        0.37/(d)/        0.41/(d)(l)/    0.44/(e)(l)/    0.44/(l)/         0.19/(d)(l)/
  Net realized and unrealized gain (loss)
   on investments and futures contracts        0.06               --/(f)/       0.06/(e)/       0.51              0.41
                                            -------     ------------         -------         -------      ------------
  Total from Investment Operations             0.43             0.41            0.50            0.95              0.60
                                            -------     ------------         -------         -------      ------------
 Less Distributions Declared
 to Shareholders ($):
  From net investment income                  (0.38)           (0.40)          (0.44)          (0.44)            (0.19)
  From net realized gains                        --               --              --              --                --
                                            -------     ------------         -------         -------      ------------
  Total Distributions Declared to
  Shareholders                                (0.38)           (0.40)          (0.44)          (0.44)            (0.19)
                                            -------     ------------         -------         -------      ------------
Net asset value --
End of period ($)                             11.04            10.99           10.98           10.92             10.41
                                            -------     ------------         -------         -------      ------------
  Total return (%)/(g)/                        4.02          3.82/(h)/       4.67/(h)/       9.32/(h)/            6.01/(h)(i)/
                                            -------     ------------         -------         -------      ------------
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(j)/                                0.80             0.75            0.72            0.76              0.78/(k)/
  Net investment income/(j)/                   3.38             3.78            4.05/(e)/       4.14              4.37/(k)/
  Waiver/reimbursement                           --             0.20            0.20            0.17              0.16/(k)/
 Portfolio turnover rate (%)                     16               15               3              36                30/(i)/
 Net assets, end of period (000's) ($)      132,227          145,145         104,727         113,952           121,974

                                              Year ended
                                                May 31,
                                                 2000
                                                Class Z
                                              ----------
Net asset value --
Beginning of period ($)                            10.67
                                              ----------
Income from Investment Operations ($):
  Net investment income                             0.46
  Net realized and unrealized gain (loss)
   on investments and futures contracts            (0.62)
                                              ----------
 Total from Investment Operations                  (0.16)
                                              ----------
Less Distributions Declared
to Shareholders ($):
  From net investment income                       (0.46)
  From net realized gains                          (0.05)
                                              ----------
 Total Distributions Declared to
  Shareholders                                     (0.51)
                                              ----------
Net asset value --

 End of period ($)                                 10.00
                                                 -------
  Total return (%)/(g)/                            (1.45)/(h)/
                                                 -------
 Ratios to Average Net Assets/
 Supplemental Data (%):
   Expenses/(j)/                                    0.80
   Net investment income/(j)/                       4.52
   Waiver/reimbursement                             0.32
  Portfolio turnover rate (%)                         30
  Net assets, end of period (000's) ($)          148,902

(a) On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b) On November 18, 2002, the Galaxy Connecticut Municipal Bond Fund, Trust shares were redesignated Liberty Connecticut Intermediate Municipal Bond Fund, Class Z shares.

(c) The Fund commenced operations on August 1, 1994 as a separate portfolio (the "Predecessor Boston 1784 Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Boston 1784 Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Boston 1784 Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Boston 1784 Fund exchanged their shares for Trust shares and BKB shares of the Fund. Shareholders of the Predecessor Boston 1784 who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received Trust shares of the Fund. Shareholders of the Predecessor Boston 1784 Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received BKB shares of the Fund. On June 26, 2001, BKB shares converted into Retail A shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(f)   Rounds to less than $0.01 per share.

(g)   Total return at net asset value assuming all distributions reinvested.

(h) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)   Not annualized.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k)   Annualized.

(l) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001 and the period ended October 31, 2000 was $0.39/(d)/, $0.42, $0.42 and $0.18/(d)/, respectively.

Columbia Florida Intermediate Municipal Bond Fund

                                                                                                       Period ended
                                                            Year ended October 31,                      October 31,
                                              2004      2003/(a)(b)/          2002          2001         2000/(c)/
                                            Class Z      Class Z            Class Z        Class Z       Class Z
                                            -------     ------------        -------        -------     ------------
Net asset value --
Beginning of period ($)                       10.42            10.43          10.33           9.87             9.51
                                            -------     ------------        -------        -------     ------------
Income from Investment Operations ($):
  Net investment income                        0.33/(d)/        0.36/(d)(k)/   0.39/(e)(k)/   0.41/(k)/        0.17/(k)/
  Net realized and unrealized gain (loss)
   on investments                              0.08            (0.01)          0.10/(e)/      0.46             0.36
                                            -------     ------------        -------        -------     ------------
 Total from Investment Operations              0.41             0.35           0.49           0.87             0.53
                                            -------     ------------        -------        -------     ------------

Less Distributions Declared
to Shareholders ($):
  From net investment income                  (0.33)           (0.36)         (0.39)         (0.41)           (0.17)
Net asset value --
End of period ($)                             10.50            10.42          10.43          10.33             9.87
                                            -------     ------------        -------        -------     ------------
 Total return (%)/(f)/                         4.05             3.37/(g)/      4.84/(g)/      8.92/(g)/        5.62/(g)(h)/
                                            -------     ------------        -------        -------     ------------
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(i)/                                0.87             0.88           0.72           0.78             0.79/(j)/
  Net investment income/(i)/                   3.20             3.41           3.77/(e)/      4.00             4.22/(j)/
  Waiver/reimbursement                           --             0.20           0.21           0.19             0.22/(j)/
 Portfolio turnover rate (%)                     22               34             17             48               23/(h)/
 Net assets, end of period (000's) ($)       66,338           70,638         77,914         71,355           61,773

                                             Year ended
                                               May 31,
                                                2000
                                               Class Z
                                             ----------
Net asset value --
Beginning of period ($)                           10.12
                                             ----------
Income from Investment Operations ($):
  Net investment income                            0.43
  Net realized and unrealized gain (loss)
   on investments                                 (0.61)
                                             ----------
 Total from Investment Operations                 (0.18)
                                             ----------
Less Distributions Declared
to Shareholders ($):
  From net investment income                      (0.43)
Net asset value --
End of period ($)                                  9.51
                                             ----------
 Total return (%)/(f)/                            (1.76)/(g)/
                                             ----------
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(i)/                                    0.80
  Net investment income/(i)/                       4.44
  Waiver/reimbursement                             0.35
 Portfolio turnover rate (%)                         28
 Net assets, end of period (000's) ($)           61,154

(a) On October 13, 2003, the Liberty Florida Intermediate Municipal Bond Fund was renamed Columbia Florida Intermediate Municipal Bond Fund.

(b) On November 18, 2002, the Galaxy Florida Municipal Bond Fund, Trust shares were redesignated Liberty Florida Intermediate Municipal Bond Fund, Class Z shares.

(c) The Fund commenced operations on June 30, 1997 as a separate portfolio (the "Predecessor Boston 1784 Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Boston 1784 Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Boston 1784 Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Boston 1784 Fund exchanged their shares for Trust shares of the Galaxy Florida Municipal Bond Fund.

(d) Per share data was calculated using average shares outstanding during the period.

(e) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.00%, respectively.

(f)   Total return at net asset value assuming all distributions reinvested.

(g) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)   Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

(k) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001 and the period ended October 31, 2000 was $0.34/(d)/, $0.36, $0.39 and $0.16, respectively.

Columbia Massachusetts Intermediate Municipal Bond Fund

                                                                                                             Period/ /ended
                                                             Year ended October 31,                            October 31,
                                               2004       2003/(a)(b)/         2002              2001           2000/(c)/
                                              Class Z        Class Z          Class Z           Class Z          Class Z
                                              -------     ------------        -------           --------     --------------
Net asset value --
Beginning of period ($)                         10.82            10.76          10.67              10.18               9.78
                                              -------      -----------        -------           --------     --------------
Income from Investment Operations ($):
  Net investment income                          0.39/(d)/        0.40/(d)(k)/   0.41/(d)(e)(k)/    0.43/(k)/          0.18/(d)(k)/
  Net realized and unrealized gain (loss)
   on investments                                0.05             0.06           0.09/(e)/          0.49               0.40
                                              -------      -----------        -------           --------     --------------
 Total from Investment Operations                0.44             0.46           0.50               0.92               0.58
                                              -------      -----------        -------           --------     --------------
Less Distributions Declared to
Shareholders ($):
  From net investment income                    (0.39)           (0.40)         (0.41)             (0.43)             (0.18)
                                              -------      -----------        -------           --------     --------------
Net asset value --
End of period ($)                               10.87            10.82          10.76              10.67              10.18
                                              -------      -----------        -------           --------     --------------
 Total return (%)/(f)/                           4.17             4.31/(g)/      4.84/(g)/          9.24/(g)/          5.99/(g)(h)/
                                              -------      -----------        -------           --------     --------------
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(i)/                                  0.73             0.72           0.68               0.74               0.77/(j)/
  Net investment income/(i)/                     3.62             3.67           3.90/(e)/          4.15               4.36/(j)/
  Waiver/reimbursement                             --             0.20           0.21               0.16               0.15/(j)/
 Portfolio turnover rate (%)                       12               11              6                 54                 20/(h)/
 Net assets, end of period (000's) ($)        252,741          296,679        220,042            191,129            176,306

                                             Year ended
                                               May 31,
                                                2000
                                               Class Z
                                             ----------
Net asset value --
Beginning of period ($)                           10.39
                                             ----------
Income from Investment Operations ($):
  Net investment income                            0.45
  Net realized and unrealized gain (loss)
   on investments                                 (0.61)
                                             ----------
 Total from Investment Operations                 (0.16)
                                             ----------
Less Distributions Declared to
Shareholders ($):
  From net investment income                      (0.45)
                                             ----------
Net asset value --
End of period ($)                                  9.78
                                             ----------
 Total return (%)/(f)/                            (1.51)/(g)/
                                             ----------
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(i)/                                    0.80
  Net investment income/(i)/                       4.52
  Waiver/reimbursement                             0.32
 Portfolio turnover rate (%)                         11
 Net assets, end of period (000's) ($)          231,140

(a) On October, 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b) On December 9, 2002, the Galaxy Massachusetts Intermediate Municipal Bond Fund, Trust shares were redesignated Liberty Massachusetts Intermediate Municipal Bond Fund, Class Z shares.

(c) The Fund commenced operations on June 14, 1993 as a separate portfolio (the "Predecessor Boston 1784 Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Boston 1784 Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Boston 1784 Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Boston 1784 Fund exchanged their shares for Trust shares and BKB shares of the Galaxy Massachusetts Intermediate Municipal Bond Fund (the "Galaxy Fund"). Shareholders of the Predecessor Boston 1784 Fund who purchased their shares through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received Trust shares of the Galaxy Fund. Shareholders of the Predecessor Boston 1784 Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received BKB shares of the Galaxy Fund. On June 26, 2001, BKB shares converted into Retail A shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.00%, respectively.

(f)   Total return at net asset value assuming all distributions reinvested.

(g) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)   Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

(k) Net investment income per share before reimbursement /waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001 and the period ended October 31, 2000 was $0.38/(d)/, $0.39/(d)/, $0.42 and $0.18/(d)/, respectively.

Columbia New Jersey Intermediate Municipal Bond Fund/ /

                                                                          Year ended October 31,
                                                     2004       2003/(a)(b)/           2002           2001         2000
                                                   Class Z        Class Z            Class Z         Class Z      Class Z
                                                   -------      ------------         -------         -------      -------
Net asset value --
Beginning of period ($)                              10.50             10.47           10.41            9.88         9.56
                                                   -------      ------------         -------         -------      -------
Income from Investment Operations ($):
  Net investment income                               0.36/(c)/         0.35/(c)(i)/    0.40/(d)(i)/    0.41/(i)/
  Net realized and unrealized gain on investments
   and futures contracts                              0.10              0.11            0.12/(d)/       0.53         0.32
                                                   -------      ------------         -------         -------      -------
 Total from Investment Operations                     0.46              0.46            0.52            0.94         0.72
                                                   -------      ------------         -------         -------      -------
Less Distributions Declared
to Shareholders ($):
  From net investment income                         (0.36)            (0.35)          (0.40)          (0.41)       (0.40)
  From net realized gains                            (0.03)            (0.08)          (0.06)             --           --
                                                   -------      ------------         -------         -------      -------
 Total Distributions Declared to Shareholders        (0.39)            (0.43)          (0.46)          (0.41)       (0.40)
                                                   -------      ------------         -------         -------      -------
Net asset value --
End of period ($)                                    10.57             10.50           10.47           10.41         9.88
                                                   -------      ------------         -------         -------      -------
 Total return (%)/(e)(f)/                             4.47              4.44            5.20            9.73         7.74
                                                   -------      ------------         -------         -------      -------
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(g)/                                       0.88              0.86            0.76            0.70         0.86
  Net investment income/(g)/                          3.42              3.38            3.92/(d)/       4.06         4.16

  Waiver/reimbursement                                  --/(h)/         0.20            0.21            0.38         0.78
 Portfolio turnover rate (%)                            12                 8              23              61           77
 Net assets, end of period (000's) ($)              66,764            74,241          77,554          93,564       10,174

(a) On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b) On November 18, 2002, the Galaxy New Jersey Municipal Bond Fund, Trust shares were redesignated Liberty New Jersey Intermediate Municipal Bond Fund, Class Z shares.

(c) Per share data was calculated using average shares outstanding during the period.

(d) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.01%, respectively.

(e)   Total return at net asset value assuming all distributions reinvested.

(f) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)   Rounds to less than 0.01%.

(i) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001 and 2000 was $0.33/(c)/, $0.38, $0.37 and
      $0.32, respectively.

Columbia New York Intermediate Municipal Bond Fund/ /

                                                                          Year ended October 31,
                                                     2004       2003/(a)(b)/          2002             2001        2000
                                                   Class Z        Class Z            Class Z         Class Z      Class Z
                                                   -------      ------------         -------         -------      -------
Net asset value --
Beginning of period ($)                              11.87             11.79           11.56           10.99        10.57
                                                   -------      ------------         -------         -------      -------
Income from Investment Operations ($):
  Net investment income  0.50/(i)/                    0.40/(c)/         0.39/(c)(i)/    0.45/(d)(i)/    0.49/(i)/
  Net realized and unrealized gain on investments
   and futures contracts                              0.13              0.13            0.23/(d)/       0.57         0.44
                                                   -------      ------------         -------         -------      -------
 Total from Investment Operations                     0.53              0.52            0.68            1.06         0.94
                                                   -------      ------------         -------         -------      -------
Less Distributions Declared
to Shareholders ($):
  From net investment income                         (0.40)            (0.39)          (0.45)          (0.49)       (0.52)
  From net realized gains                            (0.02)            (0.05)             --              --           --
                                                   -------      ------------         -------         -------      -------
 Total Distributions Declared to Shareholders        (0.42)            (0.44)          (0.45)          (0.49)       (0.52)
                                                   -------      ------------         -------         -------      -------
Net asset value --
End of period ($)                                    11.98             11.87           11.79           11.56        10.99
                                                   -------      ------------         -------         -------      -------
 Total return (%)/(e)(f)/                             4.51              4.45            6.06            9.80         9.12
                                                   -------      ------------         -------         -------      -------
Ratios to Average Net Assets/
Supplement Data (%):
  Expenses/(g)/                                       0.85              0.83            0.77            0.78         0.78
  Net investment income/(g)/                          3.32              3.25            3.94/(d)/       4.30         4.65
  Waiver/reimbursement                                  --/(h)/         0.20            0.21            0.21         0.20
 Portfolio turnover rate (%)                            11                 9              41              48           37
 Net assets, end of period (000's) ($)              91,408            84,894          75,632          60,694       50,511

(a) On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b) On November 25, 2002, the Galaxy New York Municipal Bond Fund, Trust shares were redesignated Liberty New York Intermediate Municipal Bond Fund, Class Z shares.

(c) Per share data was calculated using average shares outstanding during the period.

(d) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(e)   Total return at net asset value assuming all distributions reinvested.

(f) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)   Rounds to less than 0.01%.

(i) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001 and 2000 was $0.37/(c)/, $0.43, $0.47 and
      $0.47, respectively.

Columbia Pennsylvania Intermediate Municipal Bond Fund

                                                                                             Period ended
                                                      Year ended October 31,                  October 31,
                                             2004        2003/(a)(b)/          2002            2001/(c)/
                                            Class Z        Class Z            Class Z          Class Z
                                            -------      ------------         -------        ------------
Net asset value --
Beginning of period ($)                       10.34             10.29           10.11                9.78
                                            -------      ------------         -------        ------------
Income from Investment Operations ($):
  Net investment income                        0.32/(d)/         0.30/(d)(k)/    0.36/(e)(k)/        0.34/(k)/
  Net realized and unrealized gain (loss)
   on investments                              0.13              0.05            0.18/(e)/           0.33
                                            -------      ------------         -------        ------------
 Total from Investment Operations              0.45              0.35            0.54                0.67
                                            -------      ------------         -------        ------------
Less Distributions Declared
to Shareholders ($):
  From net investment income                  (0.32)            (0.30)          (0.36)              (0.34)
  From net realized gains                        --                --              --                  --
                                            -------      ------------         -------        ------------
 Total Distributions Declared to
  Shareholders                                (0.32)            (0.30)          (0.36)              (0.34)
                                            -------      ------------         -------        ------------
Net asset value --
End of period ($)                             10.47             10.34           10.29               10.11
                                            -------      ------------         -------        ------------
 Total return (%)/(f)/                         4.40              3.46/(g)/       5.52/(g)/           7.00/(g)(h)/
                                            -------      ------------         -------        ------------
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(i)/                                1.13              1.23            0.84                0.79/(j)/
  Net investment income/(i)/                   3.07              2.92            3.62/(e)/           4.10/(j)/
  Waiver/reimbursement                           --              0.20            0.26                0.35/(j)/
 Portfolio turnover rate (%)                      8                12              57                  46/(h)/
 Net assets, end of period (000's) ($)       21,093            25,149          25,836              24,051

                                           Year ended December 31,
                                               2000        1999
                                            Class Z      Class Z
                                            -------      -------
Net asset value --
Beginning of period ($)                        9.03        10.26
                                            -------      -------
Income from Investment Operations ($):
  Net investment income                        0.42         0.43
  Net realized and unrealized gain (loss)
   on investments                              0.75        (1.13)
                                            -------      -------
 Total from Investment Operations              1.17        (0.70)
                                            -------      -------
Less Distributions Declared
to Shareholders ($):
  From net investment income                  (0.42)       (0.43)
  From net realized gains                        --        (0.10)
                                            -------      -------
 Total Distributions Declared to
  Shareholders                                (0.42)       (0.53)
                                            -------      -------

Net asset value --
End of period ($)                              9.78         9.03
                                             ------       ------
 Total return (%)/(f)/                        13.31/(g)/   (7.05)/(g)/
                                             ------       ------
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(i)/                                0.80         0.80
  Net investment income/(i)/                   4.54         4.35
  Waiver/reimbursement                         0.21         0.14
 Portfolio turnover rate (%)                     23           43
 Net assets, end of period (000's) ($)       24,503       31,999

(a) On October 13, 2003, the Liberty Pennsylvania Intermediate Municipal Bond Fund was renamed Columbia Pennsylvania Intermediate Municipal Bond Fund.

(b) On November 25, 2002, the Galaxy Pennsylvania Municipal Bond Fund, Trust shares were redesignated Liberty Pennsylvania Intermediate Municipal Bond Fund, Class Z shares.

(c) The Fund commenced operations on May 3, 1993 as a separate portfolio (the "Predecessor Pillar Fund") of The Pillar Funds. On August 27, 2001, the Predecessor Pillar Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Pillar Fund offered and sold two series of shares, Class I shares and Class A shares. In connection with the reorganization, shareholders of the Predecessor Pillar Fund exchanged their Class I shares and Class A shares for Trust shares of the Galaxy Pennsylvania Municipal Bond Fund. The financial highlights for periods prior to August 27, 2001 are those of Class I shares of the Predecessor Pillar Fund.

(d) Per share data was calculated using average shares outstanding during the period.

(e) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.01%, respectively.

(f)   Total return at net asset value assuming all distributions reinvested.

(g) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)   Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

(k) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and the period ended October 31, 2001 was $0.28/(d)/, $0.35 and $0.34, respectively.

Columbia Rhode Island Intermediate Municipal Bond Fund

                                                                                                                Period ended
                                                                   Year ended October 31,                        October 31,
                                                     2004      2003/(a)(b)/         2002           2001           2000/(c)/
                                                   Class Z      Class Z            Class Z         Class Z         Class Z
                                                   -------     ------------        -------         -------      ------------

Net asset value --
Beginning of period ($)                              11.48            11.41          11.30           10.75             10.53
                                                   -------     ------------        -------         -------      ------------
Income from Investment Operations ($):
  Net investment income                               0.41/(d)/        0.39/(d)(k)/   0.47/(e)(k)/    0.49/(k)/         0.18/(d)(k)/
  Net realized and unrealized gain on investments
   and futures contracts                              0.06             0.07           0.11/(e)/       0.55              0.22
                                                   -------     ------------        -------         -------      ------------
 Total from Investment Operations                     0.47             0.46           0.58            1.04              0.40
                                                   -------     ------------        -------         -------      ------------
Less Distributions Declared
to Shareholders ($):
  From net investment income                         (0.41)           (0.39)         (0.47)          (0.49)            (0.18)
                                                   -------     ------------        -------         -------      ------------
Net asset value --
End of period ($)                                    11.54            11.48          11.41           11.30             10.75
                                                   -------     ------------        -------         -------      ------------
 Total return (%)/(f)/                                4.17             4.08/(g)/      5.26/(g)/       9.90/(g)/         3.82/(g)(h)/
                                                   -------     ------------        -------         -------      ------------

Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(i)/                                       0.81             0.79           0.72            0.67              0.71/(j)/
  Net investment income/(i)/                          3.58             3.41           4.17/(e)/       4.46              4.60/(j)/
  Waiver/reimbursement                                  --             0.20           0.20            0.26              0.33/(j)/
 Portfolio turnover rate (%)                            11               15             19              19                43
 Net assets, end of period (000's) ($)             109,050           99,627         93,143          88,307            82,617

(a) On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b) On November 18, 2002, the Galaxy Rhode Island Municipal Bond Fund, Trust shares were redesignated Liberty Rhode Island Intermediate Municipal Bond Fund, Class Z shares.

(c) The Galaxy Rhode Island Municipal Bond Fund began issuing Trust shares on June 19, 2000.

(d) Per share data was calculated using average shares outstanding during the period.

(e) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(f)   Total return at net asset value assuming all distributions reinvested.

(g) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)   Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

(k) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or its affiliates for the years ended October 31, 2003, 2002, 2001 and the period ended October 31, 2000 was $0.37/(d)/,
      $0.45, $0.46 and $0.17/(d)/, respectively.

Notes

FOR MORE INFORMATION

Additional information about a Fund's investments will be published in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may wish to read the Statement of Additional Information for more information on a Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Statement of Additional Information and the Funds' website
(www.columbiafunds.com) include a description of the Funds' policies with respect to the disclosure of their portfolio holdings.

You can get free copies of annual or semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about a Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about a Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:
Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Columbia Funds Trust V: 811-5030

-     Columbia Connecticut Intermediate Municipal Bond Fund

-     Columbia Florida Intermediate Municipal Bond Fund

-     Columbia Massachusetts Intermediate Municipal Bond Fund

-     Columbia New Jersey Intermediate Municipal Bond Fund

-     Columbia New York Intermediate Municipal Bond Fund

-     Columbia Pennsylvania Intermediate Municipal Bond Fund

-     Columbia Rhode Island Intermediate Municipal Bond Fund

[LOGO] ColumbiaFunds

      A Member of Columbia Management Group

      (C)2005 Columbia Funds Distributor, Inc.
      One Financial Center, Boston, MA 02111-2621
      800.426.3750 www.columbiafunds.com


                                                              CSI-01 / 455U-0205

Columbia State Funds                                   Prospectus, March 1, 2005

COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND

COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

Class T and G Shares

Advised by Columbia Management Advisors, Inc.

                               TABLE OF CONTENTS

THE FUNDS                                                            2
Investment Goal...............................................       2
Principal Investment Strategies...............................       2
Principal Investment Risks....................................       3
Each of these sections discusses the following topics:
Performance History and Your Expenses.
Columbia Connecticut Intermediate
 Municipal Bond Fund..........................................       5
Columbia Massachusetts Intermediate
 Municipal Bond Fund..........................................      10
Columbia New Jersey Intermediate
 Municipal Bond Fund..........................................      14
Columbia New York Intermediate
 Municipal Bond Fund..........................................      18
Columbia Rhode Island Intermediate
 Municipal Bond Fund..........................................      22

YOUR ACCOUNT .................................................      26
How to Buy Shares.............................................      26
Sales Charges.................................................      27
How to Exchange Shares........................................      30
How to Sell Shares............................................      30
Fund Policy on Trading of Fund Shares.........................      31
Distribution and Service Fees.................................      33
Other Information About Your Account..........................      34

MANAGING THE FUNDS ...........................................      36
Investment Advisor............................................      36
Portfolio Managers............................................      36
Legal Proceedings.............................................      36

FINANCIAL HIGHLIGHTS .........................................      38
Columbia Connecticut Intermediate
 Municipal Bond Fund..........................................      39
Columbia Massachusetts Intermediate
 Municipal Bond Fund..........................................      41
Columbia New Jersey Intermediate
 Municipal Bond Fund..........................................      43
Columbia New York Intermediate
 Municipal Bond Fund..........................................      45
Columbia Rhode Island Intermediate
 Municipal Bond Fund..........................................      47

Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds). Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
[LOGO] Not FDIC Insured May Lose Value

     No Bank Guarantee

The Funds

INVESTMENT GOAL

Each Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from the personal income tax of its state, as is consistent with relative stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in the municipal securities of its state, which are securities issued by that state and other governmental issuers (potentially including issuers located outside that state) and that pay interest which is exempt from both federal income tax (including the federal alternative minimum tax) and the income tax of that state and, in the case of the Connecticut Intermediate Municipal Bond Fund and the Massachusetts Intermediate Municipal Bond Fund, mutual funds that invest in that state's municipal securities. Under normal circumstances, each Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by each Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

Each Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the municipal bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Funds may use derivatives for both hedging and non-hedging purposes, such as to adjust a Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Funds typically use derivatives in an effort to achieve more efficiently economic exposures similar to those they could have achieved through the purchase and sale of municipal securities.

In selecting portfolio securities for a Fund, each Fund's investment advisor evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. Each Fund's advisor also determines the appropriate allocation of its Fund's assets among various issuers and industry sectors.

Nearly all of the investments of a Fund will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Fund's advisor to be of comparable quality. Under normal market conditions, each Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's or unrated securities determined by its advisor to be of comparable quality. Occasionally, the rating of a security held by a Fund may be downgraded to below investment grade. If that happens, a Fund does not have to sell the security, unless its advisor determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, each Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

Under normal circumstances, each Fund's average weighted maturity is expected to be between three and ten years.

Each Fund will sell a security when, as a result of changes in the economy or the performance of the security or other circumstances, its advisor believes that holding the security is no longer consistent with the Fund's investment goal.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily a Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent a Fund from achieving its investment goal.

In seeking to achieve its investment goal, each Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in each Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by a Fund's shareholders is not required to modify or change a Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Funds are described below. There are many circumstances (including additional risks that are not described here) which could prevent a Fund from achieving its investment goal. You may lose money by investing in the Funds.

Management risk means that the advisor's investment decisions might produce losses or cause a Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. The municipal securities market is also subject to uncertainties related to taxation, changes in legislation and the rights of municipal securities holders. Because of management and market risk, there is no guarantee that a Fund will achieve its investment goal or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income a Fund receives from them but will affect the value of a Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in special revenue obligations, including asset-backed securities and debt securities issued by private entities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security or the entity responsible for payment of a special revenue obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer or the entity responsible for payments of a special revenue obligation may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income. The Fund's investments in securities issued by U.S. government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, are not funded by Congressional appropriations and are neither guaranteed nor insured by the U.S. government. Furthermore, no assurances can be given that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

Reinvestment risk is the risk that income from the Fund's debt securities will decline if and when the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Fund's portfolio.

Tax-exempt bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Bonds that are backed by the issuer's taxing authority, known as general obligation bonds, may depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue sources. These bonds are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or the private company backing the project, rather than to the credit of the state or local government issuer of the bonds.

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing a Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also cause a Fund to receive taxable income, which could increase the amount of taxes payable by shareholders. Other risks arise from a Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for a Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The Funds may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative strategies, see the Statement of Additional Information.

The interest income distributed by a Fund from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations. As a fundamental policy that cannot be changed without shareholder approval, the Fund may not invest more than 20% of its total assets in bonds subject to the alternative minimum tax. Consult your tax advisor for more information.

Single-State Focus. Because each of the Funds invests primarily in municipal securities of a particular state, the value of a Fund's shares will be particularly vulnerable to tax, legislative, demographic or political changes affecting that state, as well as by changes in the state's economy. As a result, the value of each Fund's shares may be more volatile than the value of shares of funds that invest in securities of issuers in a number of different states.

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY (CONNECTICUT)

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class T shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class T and G shares, including sales charges, compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

     UNDERSTANDING PERFORMANCE

     Calendar Year Total Returns show the Fund's Class T share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

     Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

     The Fund's returns are compared to the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Lehman Brothers 3-15 Year Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

Calendar Year Total Returns (Class T)/(1)/

                                     [CHART]

1995   1996    1997   1998   1999    2000   2001     2002   2003   2004
----   ----    ----   ----   ----    ----   ----     ----   ----   ----
8.53%  6.67%  -2.81%  9.94%  4.26%   8.41%  3.40%    2.44% 14.70%  3.63%

                     For the periods shown in bar chart:
                     Best quarter: 1st quarter 1995, +5.91%
                     Worst quarter: 2nd quarter 2004, -2.41%

(1) The calendar year total returns shown for Class T shares include the returns of Retail A Shares of the Galaxy Connecticut Intermediate Municipal Bond Fund (the Galaxy Connecticut Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class T shares were initially offered by the Fund. Retail A share returns include returns for BKB Shares of the Galaxy Connecticut Fund for periods prior to June 26, 2001, the date on which BKB Shares were converted into Retail A Shares. The returns shown for Class T shares also include the returns of Trust Shares of the Galaxy Connecticut Fund for periods prior to the inception of Retail A Shares (June 26, 2000). Class T shares generally would have had substantially similar returns to Trust shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class T shares exceed expenses paid by Trust Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns -- for periods ended December 31, 2004

                                                               1 Year   5 Years    10 Years
Class T (%)
  Return Before Taxes                                          -2.40   4.63/(1)/   5.31/(1)/
  Return After Taxes on Distributions                          -2.40   4.63/(1)/   5.27/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares  -0.45   4.52/(1)/   5.18/(1)/
                                                               -----   ----        ----
Class G (%)
  Return Before Taxes                                          -3.17   4.60/(1)/   5.54/(1)/
  Return After Taxes on Distributions                          -3.17   4.60/(1)/   5.51/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares  -1.13   4.43/(1)/   5.36/(1)/
                                                               -----   ----        ----
Lehman Brothers 3-15 Year Bond Index (%)                        3.76   6.71        6.70

(1) The average annual total returns shown include the returns of Retail A Shares (for Class T shares) and Retail B Shares (for Class G shares) of the Galaxy Connecticut Fund for periods prior to November 18, 2002. The returns shown for Class T shares also include the returns of Retail A Shares (adjusted to reflect the sales charges applicable to Class T shares) for periods prior to the inception of Retail B Shares of the Galaxy Connecticut Fund (February 28, 2001). Retail A Share returns include returns for BKB Shares of the Galaxy Connecticut Fund for periods prior to June 26, 2001, the date on which BKB Shares were converted into Retail A Shares. Class G shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class G shares exceed expenses paid by Retail A Shares. The returns shown for Class T shares and Class G shares also include the returns of Trust Shares of the Galaxy Connecticut Fund (adjusted, as necessary, to reflect the sales charges applicable to Class T shares and Class G shares) for periods prior to the date of inception of Retail A Shares (June 26, 2000). Trust shares of the Galaxy Connecticut Fund were initially offered on August 1, 1994. Class T and Class G shares generally would have had substantially similar returns to Trust Shares because they would have been invested in the same portfolio of securities, although returns would be lower to the extent that expenses for Class T and Class G shares exceed expenses paid by Trust Shares. Class T and G shares were initially offered on November 18, 2002.

YOUR EXPENSES

are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

     UNDERSTANDING EXPENSES

     Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

     Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees, shareholder service fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

     Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. Except as noted, the table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

     -    $10,000 initial investment

     -    5% total return for each year

     -    Fund operating expenses remain the same

     -    Reinvestment of all dividends and distributions

     -    Class G shares convert to Class T shares after eight years

Shareholder Fees/(1) /(paid directly from your investment)

                                                                           Class T     Class G
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                    4.75       0.00
                                                                           ----       ----
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)      1.00/(2)/  5.00
                                                                           ----       ----
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                            /(3)/      /(3)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 18 months of purchase.

(3)  There is a $7.50 charge for wiring sale proceeds to your bank.

Annual Fund Operating Expenses (deducted directly from Fund assets)

                                           Class T    Class G
Management fee/(1)(2)/ (%)                 0.55       0.55
                                           ----       ----
Distribution and service (12b-1) fees (%)  0.00       0.80/(3)/
                                           ----       ----
Other expenses (%)                         0.33/(4)/  0.18
                                           ----       ----
Total annual fund operating expenses (%)   0.88       1.53

(1)  The Fund pays a management fee of 0.48% and an administration fee of 0.07%.

(2) Management fee has been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

(3) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.80% during the current fiscal year.

(4) The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of such Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services) but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year.

Example Expenses (your actual costs may be higher or lower)

Class                                                  1 Year 3 Years 5 Years 10 Years
Class T                                                 $561   $742   $  939   $1,508
                                                        ----   ----   ------   ------
Class G: did not sell your shares                       $156   $483   $  834   $1,648
         sold all your shares at the end of the period  $656   $883   $1,134   $1,648

PERFORMANCE HISTORY (MASSACHUSETTS)

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class T shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class T and G shares, including sales charges, compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

     UNDERSTANDING PERFORMANCE

     Calendar Year Total Returns show the Fund's Class T share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

     Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges./ /

     The Fund's returns are compared to the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Lehman Brothers 3-15 Year Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

Calendar Year Total Returns (Class T)/(1)/

                                     [CHART]

1995   1996    1997   1998   1999   2000   2001    2002   2003   2004
----   ----    ----   ----   ----   ----   ----    ----   ----   ----
8.89%  5.91%  -2.16%  9.90%  4.49%  8.43%  3.73%   2.53% 13.77%  3.32%

                     For the periods shown in bar chart:
                     Best quarter: 1st quarter 1995, +5.45%
                     Worst quarter: 2nd quarter 2004, -2.34%

(1) The calendar year total returns shown for Class T shares include the returns of Retail A Shares of the Galaxy Massachusetts Intermediate Municipal Bond Fund (the Galaxy Massachusetts Fund), the predecessor to the Fund, for periods prior to December 9, 2002, the date on which Class T shares were initially offered by the Fund. Retail A share returns include returns for BKB Shares of the Galaxy Massachusetts Fund for periods prior to June 26, 2001, the date on which BKB Shares were converted into Retail A Shares. The returns shown for Class T shares also include the returns of Trust Shares of the Galaxy Massachusetts Fund for periods prior to the inception of Retail A Shares (June 26, 2000). Class T shares generally would have had substantially similar returns as Trust shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class T shares exceed expenses paid by Trust Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns -- for periods ended December 31, 2004

                                                               1 Year   5 Years    10 Years
Class T (%)
  Return Before Taxes                                          -2.31   4.76/(1)/   5.28/(1)/
  Return After Taxes on Distributions                          -2.36   4.75/(1)/   5.27/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares  -0.28   4.63/(1)/   5.16/(1)/
                                                               -----   ----        ----
Class G (%)
  Return Before Taxes                                          -3.07   4.74/(1)/   5.52/(1)/
  Return After Taxes on Distributions                          -3.12   4.73/(1)/   5.52/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares  -0.94   4.56/(1)/   5.35/(1)/
                                                               -----   ----        ----
Lehman Brothers 3-15 Year Bond Index (%)                        3.76   6.71        6.70

(1) The average annual total returns shown include the returns of Retail A Shares (for Class T shares) and Retail B Shares (for Class G shares) of the Galaxy Massachusetts Fund for periods prior to December 9, 2002, the date on which Class T and Class G shares were initially offered by the Fund. The returns shown for Class G shares also include the returns of Retail A Shares (adjusted to reflect the sales charges applicable to Class G shares) for periods prior to the inception of Retail B Shares of the Galaxy Massachusetts Fund (February 28, 2001). Retail A Share returns include returns for BKB Shares of the Galaxy Massachusetts Fund for periods prior to June 26, 2001, the date on which BKB Shares were converted into Retail A Shares, and returns for Trust Shares of the Galaxy Massachusetts Fund for periods prior to June 26, 2000. The returns shown for Class T shares and Class G shares also include the returns of Trust Shares of the Galaxy Massachusetts Fund (adjusted, as necessary, to reflect the sales charges applicable to Class T shares and Class G shares) for periods prior to the date of inception of Retail A Shares (June 26, 2000). Trust shares were initially offered on June 14, 1993. Class T and Class G shares generally would have had substantially similar returns because they would have been invested in the same portfolio of securities, although returns would be lower to the extent that expenses for Class T and Class G shares exceed expenses paid by Trust Shares.

YOUR EXPENSES

are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

     UNDERSTANDING EXPENSES

     Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

     Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees, shareholder service fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

     Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. Except as noted, the table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

     -    $10,000 initial investment

     -    5% total return for each year

     -    Fund operating expenses remain the same

     -    Reinvestment of all dividends and distributions

     -    Class G shares convert to Class T shares after eight years

Shareholder Fees/(1) /(paid directly from your investment)

                                                                        Class T    Class G
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                4.75       0.00
                                                                       ----       ----
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/  5.00
                                                                       ----       ----
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                        /(3)/      /(3)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 18 months of purchase.

(3)  There is a $7.50 charge for wiring sale proceeds to your bank.

Annual Fund Operating Expenses (deducted directly from Fund assets)

                                            Class T    Class G
Management fee/(1)(2)/ (%)                 0.55       0.55
                                           ----       ----
Distribution and service (12b-1) fees (%)  0.00       0.80/(3)/
                                           ----       ----
Other expenses (%)                         0.26/(4)/  0.11
                                           ----       ----
Total annual fund operating expenses (%)   0.81       1.46

(1)  The Fund pays a management fee of 0.48% and an administration fee of 0.07%.

(2) Management fee has been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

(3) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.80% during the current fiscal year.

(4) The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of such Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services) but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year.

Example Expenses (your actual costs may be higher or lower)

Class                                                  1 Year 3 Years 5 Years 10 Years
Class T                                                 $554   $721   $  903   $1,429
                                                        ----   ----   ------   ------
Class G: did not sell your shares                       $149   $462   $  797   $1,570
         sold all your shares at the end of the period  $649   $862   $1,097   $1,570

PERFORMANCE HISTORY (NEW JERSEY)

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class T shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class T and G shares, including sales charges, compare with those of a broad measure of market performance for one year, five years and for the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

     UNDERSTANDING PERFORMANCE

     Calendar Year Total Returns show the Fund's Class T share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower. Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and life of the Fund periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

     The Fund's returns are compared to the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Lehman Brothers 3-15 Year Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

Calendar Year Total Returns (Class T)/(1)/

                                     [CHART]

 1999            2000       2001      2002      2003      2004
------           ----       ----      ----      ----      ----
-3.20%          10.59%      3.57%     9.84%     3.98%     2.55%

                For the periods shown in bar chart::
                Best quarter: 3rd quarter 2002, +4.75%
                Worst quarter: 2nd quarter 1999, -2.39%

(1) The calendar year total returns shown for Class T shares include the returns of Retail A Shares of the Galaxy New Jersey Municipal Bond Fund (the Galaxy New Jersey Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class T shares were initially offered by the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns -- for periods ended December 31, 2004

                                                                                   Life of
                                                               1 Year   5 Years    the Fund
Class T (%)
  Return Before Taxes                                          -2.33   5.02/(1)/   3.90/(1)/
  Return After Taxes on Distributions                          -2.39   4.94/(1)/   3.84/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares  -0.35   4.81/(1)/   3.83/(1)/
                                                               -----   ----        ----
Class G (%)
  Return Before Taxes                                          -3.05   4.99/(1)/   4.12/(1)/
  Return After Taxes on Distributions                          -3.11   4.91/(1)/   4.06/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares  -0.99   4.73/(1)/   3.98/(1)/
                                                               -----   ----        ----
Lehman Brothers 3-15 Year Bond Index (%)                        3.76   6.71        5.64(2)

(1) The average annual total returns shown include the returns of Retail A Shares (for Class T shares) and Retail B Shares (for Class G shares) of the Galaxy New Jersey Fund for periods prior to November 18, 2002, the date on which Class T and Class G shares were initially offered by the Fund. The returns shown for Class G shares also include the returns of Retail A Shares (adjusted to reflect the sales charges applicable to Class G shares) for periods prior to the inception of Retail B Shares of the Galaxy New Jersey Fund (March 1, 2001). Class G shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class G shares exceed expenses paid by Retail A Shares. Retail A Shares were initially offered on April 3, 1998.

     (2)  Performance information is from March 31, 1998.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

     UNDERSTANDING EXPENSES

     Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

     Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees, shareholder service fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

     Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. Except as noted, the table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

     -    $10,000 initial investment

     -    5% total return for each year

     -    Fund operating expenses remain the same

     -    Reinvestment of all dividends and distributions

     -    Class G shares convert to Class T shares after eight years

Shareholder Fees/(1) /(paid directly from your investment)

                                                                        Class T    Class G
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                4.75       0.00
                                                                       ----       ----
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/  5.00
                                                                       ----       ----
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                        /(3)/      /(3)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 18 months of purchase.

(3)  There is a $7.50 charge for wiring sale proceeds to your bank.

Annual Fund Operating Expenses (deducted directly from Fund assets)

                                            Class T    Class G
Management fee/(1)(2)/ (%)                 0.55       0.55
                                           ----       ----
Distribution and service (12b-1) fees (%)  0.00       0.80/(3)/
                                           ----       ----
Other expenses/(4)/ (%)                    0.41/(5)/  0.26
                                           ----       ----
Total annual fund operating expenses (%)   0.96       1.61

(1)  The Fund pays a management fee of 0.48% and an administration fee of 0.07%.

(2) Management fee has been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

(3) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.80% during the current fiscal year.

(4) Other expenses have been restated to reflect changes to the transfer agency fees for the Fund effective January 1, 2004.

(5) The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of such Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services) but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year.

Example Expenses (your actual costs may be higher or lower)

Class                                                  1 Year 3 Years 5 Years 10 Years
Class T                                                 $568   $766   $  981   $1,597
                                                        ----   ----   ------   ------
Class G: did not sell your shares                       $164   $508   $  876   $1,737
         sold all your shares at the end of the period  $664   $908   $1,176   $1,737

PERFORMANCE HISTORY (NEW YORK)

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class T shares, excluding sales charges,. The performance table following the bar chart shows how the Fund's average annual total returns for Class T and Class G shares, including sales charges, compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

     UNDERSTANDING PERFORMANCE

     Calendar Year Total Returns show the Fund's Class T share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

     Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

     The Fund's returns are compared to the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Lehman Brothers 3-15 Year Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

Calendar Year Total Returns (Class T)/(1)/

                                     [CHART]

1995   1996   1997   1998    1999   2000    2001    2002    2003     2004
----   ----   ----   ----    ----   ----    ----    ----    ----     ----
3.38%  8.66%  5.96%  -3.66%  12.38%  3.10%  10.18%  4.39%   2.54%    16.85%

                     For the periods shown in bar chart:
                     Best quarter: 1st quarter 1995, +7.39%
                     Worst quarter: 2nd quarter 2004, -2.46%

(1) The calendar year total returns shown for Class T shares include the returns of Retail A Shares of the Galaxy New York Municipal Bond Fund (the Galaxy New York Fund), the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class T shares were initially offered by the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns -- for periods ended December 31, 2004

                                                               1 Year   5 Years    10 Years
Class T (%)
  Return Before Taxes                                          -2.34   5.41/(1)/   5.72(1)
  Return After Taxes on Distributions                          -2.36   5.38/(1)/   5.70/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares  -0.44   5.17/(1)/   5.53/(1)/
                                                               -----   ----        ----
Class G (%)
  Return Before Taxes                                          -3.09   5.43/(1)/   5.97/(1)/
  Return After Taxes on Distributions                          -3.10   5.40/(1)/   5.95/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares  -1.11   5.13/(1)/   5.73/(1)/
                                                               -----   ----        ----
Lehman Brothers 3-15 Year Bond Index (%)                        3.76   6.71        6.70

(1) The average annual total returns shown include the returns of Retail A Shares (for Class T shares) and Retail B Shares (for Class G shares) of the Galaxy New York Fund for periods prior to November 25, 2002, the date on which Class T and Class G shares were initially offered by the Fund. The returns shown for Class G shares also include the returns of Retail A Shares (adjusted to reflect the sales charges applicable to Class G shares) for periods prior to the inception of Retail B Shares of the Galaxy New York Fund (March 1, 2001). Class G shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class G shares exceed expenses paid by Retail A Shares. Retail A Shares were initially offered on December 31, 1991.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

     UNDERSTANDING EXPENSES

     Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

     Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees, shareholder service fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

     Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. Except as noted, the table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

     -    $10,000 initial investment

     -    5% total return for each year

     -    Fund operating expenses remain the same

     -    Reinvestment of all dividends and distributions

     -    Class G shares convert to Class T shares after eight years

Shareholder Fees/(1) /(paid directly from your investment)

                                                                         Class T   Class G
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                4.75       0.00
                                                                       ----       ----
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/  5.00
                                                                       ----       ----
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                        /(3)/      /(3)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 18 months of purchase.

(3)  There is a $7.50 charge for wiring sale proceeds to your bank.

Annual Fund Operating Expenses (deducted directly from Fund assets)

                                            Class T    Class G
Management fee/(1)(2)/ (%)                 0.55       0.55
                                           ----       ----
Distribution and service (12b-1) fees (%)  0.00       0.80/(3)/
                                           ----       ----
Other expenses/(4)/ (%)                    0.38/(5)/  0.23
                                           ----       ----
Total annual fund operating expenses (%)   0.93       1.58

(1)  The Fund pays a management fee of 0.48% and an administration fee of 0.07%.

(2) Management fee has been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

(3) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.80% during the current fiscal year.

(4) Other expenses have been restated to reflect changes to the transfer agency fees for the Fund effective January 1, 2004.

(5) The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of such Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services) but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year.

Example Expenses (your actual costs may be higher or lower)

Class                                                  1 Year 3 Years 5 Years 10 Years
Class T                                                 $565   $757   $  965   $1,564
                                                        ----   ----   ------   ------
Class G: did not sell your shares                       $161   $499   $  860   $1,704
         sold all your shares at the end of the period  $661   $899   $1,160   $1,704

PERFORMANCE HISTORY (RHODE ISLAND)

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class T shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class T and G shares, including sales charges, compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

     UNDERSTANDING PERFORMANCE

     Calendar Year Total Returns show the Fund's Class T share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

     Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

     The Fund's returns are compared to the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Lehman Brothers 3-15 Year Bond Index), an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

Calendar Year Total Returns (Class T)/(1)/

                                     [CHART]

1995   1996   1997    1998    1999   2000    2001    2002     2003     2004
----   ----   ----    ----    ----   ----    ----    ----     ----     ----
3.63%  8.54%  5.87%  -2.77%  11.58%  4.21%   9.12%   4.05%    2.70%   14.31%

                     For the periods shown in bar chart:
                     Best quarter: 1st quarter 1995, +4.90%
                     Worst quarter: 2nd quarter 2004, -2.20%

(1) The calendar year total returns shown for Class T shares include the returns of Retail A Shares of the Galaxy Rhode Island Municipal Bond Fund (the Galaxy Rhode Island Fund), the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class T shares were initially offered by the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns -- for periods ended December 31, 2004

                                                               1 Year   5 Years    10 Years
Class T (%)
  Return Before Taxes                                          -2.19   5.24/(1)/   5.51/(1)/
  Return After Taxes on Distributions                          -2.21   5.23/(1)/   5.45/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares  -0.20   5.08/(1)/   5.34/(1)/
                                                               -----   ----        ----
Class G (%)
  Return Before Taxes                                          -3.06   5.12/(1)/   5.69/(1)/
  Return After Taxes on Distributions                          -3.08   5.11/(1)/   5.63/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares  -0.99   4.90/(1)/   5.47/(1)/
                                                               -----   ----        ----
Lehman Brothers 3-15 Year Bond Index (%)                        3.76   6.71        6.70

(1) The average annual total returns shown include the returns of Retail A Shares (for Class T shares) and Retail B Shares (for Class G shares) of the Galaxy Rhode Island Fund for periods prior to November 18, 2002, the date on which Class T and Class G shares were initially offered by the Fund. The returns shown for Class G shares also include the returns of Retail A Shares (adjusted to reflect the sales charges applicable to Class G shares) for periods prior to the inception of Retail B Shares of the Galaxy Rhode Island Fund (March 1, 2001). Class G shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class G shares exceed expenses paid by Retail A Shares. Retail A Shares were initially offered on December 20, 1994.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

     UNDERSTANDING EXPENSES

     Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

     Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees, shareholder service fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

     Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. Except as noted, the table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

     -    $10,000 initial investment

     -    5% total return for each year

     -    Fund operating expenses remain the same

     -    Reinvestment of all dividends and distributions

     -    Class G shares convert to Class T shares after eight years

Shareholder Fees/(1) /(paid directly from your investment)

                                                                        Class T    Class G
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                4.75       0.00
                                                                       ----       ----
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/  5.00
                                                                       ----       ----
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                        /(3)/      /(3)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 18 months of purchase.

(3)  There is a $7.50 charge for wiring sale proceeds to your bank.

 Annual Fund Operating Expenses (deducted directly from Fund assets)

                                            Class T  Class G
Management fee/(1)(2)/ (%)                 0.55     0.55
                                           ----     ----
Distribution and service (12b-1) fees (%)  0.00     0.80(3)
                                           ----     ----
Other expenses (%)                         0.19(4)  0.19
                                           ----     ----
Total annual fund operating expenses (%)   0.74     1.54

(1)  The Fund pays a management fee of 0.48% and an administration fee of 0.07%.

(2) Management fee has been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

(3) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.80% during the current fiscal year.

(4) The Fund may pay shareholder service fees (which are included in other expenses) of up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services) but no such fees will be charged during the current fiscal year.

Example Expenses (your actual costs may be higher or lower)

Class                                                  1 Year 3 Years 5 Years 10 Years
Class T                                                 $547   $700   $  867   $1,350
                                                        ----   ----   ------   ------
Class G: did not sell your shares                       $157   $486   $  839   $1,619
         sold all your shares at the end of the period  $657   $886   $1,139   $1,619

Your Account

HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When a Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Funds' transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Funds' transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

     INVESTMENT MINIMUMS

Initial Minimums
Initial Investment.......................................... $1,000
Automatic Investment Plan................................... $   50
Retirement Plan............................................. $   25

     Each Fund reserves the right to change these investment minimums. Each Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders. Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Outlined below are the various options for buying shares:

Method             Instructions

Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York
                   Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                   Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By exchange        You or your financial advisor may acquire shares of a Fund for your account by exchanging Class T or Class G shares you own in a different fund distributed by Columbia Funds
                   Distributor, Inc. for shares of the same class (and, in some cases, certain other classes) of the Fund at no additional cost. There may be an additional sales charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.

By wire You may purchase shares of a Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 for wiring instructions.

By electronic      You may purchase shares of a Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar   You may purchase shares of a Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. There may be an additional sales charge if exchanging from a money market fund. Be sure to complete the appropriate section of the account application for this feature.

By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares (and, in some
                   cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if exchanging from a money market fund. To invest your dividends in the Fund, call 1-800-345-6611.

SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of a Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.

Class T shares Your purchases of Class T shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class T shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

Class T Sales Charges

                                                       % of offering
                                 As a % of                 price
                                 the public   As a %    retained by
                                  offering   of your     financial
Amount purchased                   price    investment    advisor
Less than $50,000                   4.75       4.99        4.25
                                    ----       ----        ----
$50,000 to less than $100,000       4.50       4.71        3.75
                                    ----       ----        ----
$100,000 to less than $250,000      3.50       3.63        2.75
                                    ----       ----        ----
$250,000 to less than $500,000      2.50       2.56        2.00
                                    ----       ----        ----
$500,000 to less than $1,000,000    2.00       2.04        1.75
                                    ----       ----        ----
$1,000,000 or more                  0.00       0.00        0.00

Class T shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class T share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class T share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

Purchases Over $1 Million

Amount purchased                    Commission %
Less than $3 million                    1.00
                                        ----
$3 million to less than $5 million      0.80
                                        ----
$5 million to less than $25 million     0.50
                                        ----
$25 million or more                     0.25

The commission to financial advisors for Class T share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

     UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

     Certain investments in Class T and G shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC for Class G shares, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.

Reduced Sales Charges for Larger Investments.

A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class T shares of the Funds and other funds in the Columbia family of funds.

Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Funds will use the shares' current public offering price.

Statement of Intent You also may pay a lower sales charge when purchasing Class T shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, a Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by a Fund.

B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

     -    Individual accounts

     -    Joint accounts

     -    Certain IRA accounts

     -    Certain trusts

     -    UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.

C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Funds are not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by a Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Funds' transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.

D. How can I obtain more information about breakpoint discounts?

Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Funds' Statement of Additional Information and at www.columbiafunds.com.

Class G shares Your purchases of Class G shares are made at Class G's net asset value. Class G shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class G shares as described in the chart below.

  Class G Sales Charges

                                          % deducted when
            Holding period after purchase shares are sold

Through first year              5.00
                                ----
Through second year             4.00
                                ----
Through third year              4.00
                                ----
Through fourth year             4.00
                                ----
Through fifth year              3.00
                                ----
Through sixth year              2.00
                                ----
Through seventh year            1.00
                                ----
Longer than seven years         0.00

Commission to financial advisors is 4.00%.

Class G shares will automatically convert to Class T shares eight years after purchase.

Please see the Statement of Additional Information for the CDSCs and conversion schedules applicable to Class G shares received in exchange for Retail B Shares of the Galaxy Fund purchased or acquired prior to January 1, 2001.

HOW TO EXCHANGE SHARES

You may exchange your Class T shares for Class A or Class T shares, and you may exchange your Class G shares for Class B or Class G shares, of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Class A or Class B shares acquired upon exchange of Class T and Class G shares may not be further exchanged back into Class T or Class G shares unless you continue to hold Class T or Class G shares. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. A Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading Fund Shares" for the Funds' policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of a Fund on any regular business day that the NYSE is open.

When a Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Funds' transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-338-2550. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

A Fund will generally send proceeds from the sale to you within seven days

(usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, a Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

Outlined below are the various options for selling shares:

Method             Instructions

Through your       You may call your financial advisor to place your sell order.
financial advisor  To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time.
                   Your financial advisor may charge you fees for executing a redemption for you.

By exchange        You or your financial advisor may sell shares of a Fund by exchanging from the Fund into the same share class (or Class
                   A and Class B shares, for Class T and Class G shares, respectively) of another fund distributed by Columbia Funds
                   Distributor, Inc. at no additional cost. To exchange by telephone, call 1-800-345-6611.

By telephone       You or your financial advisor may sell shares of a Fund by telephone and request that a check be sent to your address of record by calling 1-800-345-6611, unless you have notified the Fund of an address change within the previous 30 days.
                   The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts.
                   For details, call 1-800-345-6611.

By mail You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution that participates in the Medallion Signature Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611. Mail your letter of instruction to Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares of a Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

By systematic      You may automatically sell a specified dollar amount or
withdrawal plan    percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                   Be sure to complete the appropriate section of the account application for this feature.

By electronic      You may sell shares of a Fund and request that the proceeds
funds transfer     be electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES

The interests of the Funds' long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Funds. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Funds has adopted the policies and procedures set forth below with respect to frequent trading of the Funds' shares.

Each Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if a Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Funds. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Funds typically are not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Funds practices discussed above.

The Funds seek to act in a manner that they believe is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Funds nor their agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

DISTRIBUTION AND SERVICE FEES

Each Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class G shares and certain services provided to you by your financial advisor. The annual fees for shareholder liaison services and administration support may equal up to 0.50% for Class G shares. The annual distribution fee may equal up to 0.65% for Class G shares. Each Fund does not intend to pay more than a total of 0.80% for Class G shares in distribution and shareholder service fees during the current fiscal year. Each Fund has also adopted a plan that permits it to pay for certain services provided to Class T shareholders by their financial advisors. The annual service fee may equal up to 0.50% for Class T shares. The Rhode Island Fund does not intend to pay shareholder service fees for its Class T shares during the current fiscal year, and each Fund (other than the Rhode Island Fund) does not intend to pay more than 0.15% for Class T shares in shareholder service fees during the current fiscal year. The foregoing fees are paid out of the assets of the relevant class. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class G shares automatically convert to Class T shares after a certain number of years, eliminating a portion of these fees upon conversion. Conversion may occur six or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" or the Statement of Additional Information for the conversion schedules applicable to Class G shares.

Additional Intermediary Compensation In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of a Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Funds' investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Funds. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.

OTHER INFORMATION ABOUT YOUR ACCOUNT

How the Funds' Share Price is Determined The price of each class of a Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

Each Fund determines its net asset value for its share classes by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, each Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Funds may use other data to determine the fair value of the securities.

The Funds have retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for each Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value) your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for any class of shares offered by the Funds.

Dividends, Distributions and Taxes The Funds have the potential to make the following distributions:

  Types of Distributions

Dividends          Represents interest and dividends earned from securities held by a Fund, net of expenses incurred by the Fund.

Capital gains      Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

     UNDERSTANDING FUND DISTRIBUTIONS

     Each Fund may earn income from the securities it holds. Each Fund also may realize capital gains or losses on sales of its securities. Each Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Distribution Options Each Fund declares any dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the first day following the purchase payment date. Shares stop earning dividends on the day after the shares leave the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, a Fund will automatically reinvest all distributions in additional shares of the Fund.
 Distribution Options

     Reinvest all distributions in additional shares of your current fund

     Reinvest all distributions in shares of another fund

     Receive dividends in cash (see options below) and reinvest capital gains

     Receive all distributions in cash (with one of the following options):

  -    send the check to your address of record

  -    send the check to a third party address

  -    transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions will be reinvested in additional shares of the Fund.

Tax Consequences For federal income tax purposes, distributions of investment income by a Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Generally, gains realized by a Fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. In addition, an investment in a Fund may result in liability for federal alternative minimum tax for both individuals and corporate shareholders. The Funds intend to distribute federally tax-exempt income. The Funds may invest a portion of their assets in securities that generate income subject to federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes.

You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes.

Your investment in a Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by each Fund, you may realize a capital gain or loss when selling or exchanging shares of a Fund. Such transactions also may be subject to federal, state and local income tax.

Managing the Funds

INVESTMENT ADVISOR

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Funds' investment advisor. Columbia Management is responsible for the Funds' management, subject to oversight by the Funds' Board of Trustees. In its duties as investment advisor, Columbia Management runs the Funds' day-to-day business, including placing all orders for the purchase and sale of the Funds' portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Funds, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by each of the Funds, amounted to 0.55%, of average daily net assets of each Fund.

PORTFOLIO MANAGERS

Susan Sanderson, a vice president of Columbia Management, is the manager for the Massachusetts Fund and has managed the Massachusetts Fund since it commenced operations in 1993. Ms. Sanderson has been associated with Columbia Management or its predecessors since 1985.

Brian McGreevy, a vice president of Columbia Management, is the manager for the New Jersey, Rhode Island, Connecticut and New York Funds, and has managed the New Jersey Fund since January, 1998, the Rhode Island Fund since July, 1997, the Connecticut Fund since September, 2002, and the New York Fund since July, 1997. Mr. McGreevy has been associated with Columbia Management or its predecessors since December, 1994.

LEGAL PROCEEDINGS

On March 15, 2004, Columbia Management and Columbia Funds Distributor, Inc. ("CFD") the distributor of the Fund's shares (collectively, "Columbia"), entered into agreements in principle with the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") to resolve the proceedings brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds.

On February 9, 2005, Columbia entered into an Assurance of Discontinuance with the NYAG (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order" and together, the "Settlements"). The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle.

Under the terms of the SEC Order, Columbia has agreed, among other things, to:

pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review Columbia's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the settlement amounts will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with Columbia and the Fund's independent trustees and not unacceptable to the staff of the SEC. More specific information on the distribution plan will be communicated at a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia Funds, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

A copy of the SEC Order is available on the SEC's website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing filed on February 10, 2005.

Financial Highlights

The financial highlights table is intended to help you understand each Fund's financial performance. Information is shown for each Fund's last five fiscal years or since inception, which run from November 1 to October 31, unless otherwise indicated. Information for Class T shares and Class G shares prior to the date of reorganization, as further described in the footnotes to each Fund's financial highlights, is for the former Retail A shares and Retail B shares, of the respective Galaxy Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from each Fund's financial statements which, for the year ended October 31, 2004, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Funds' financial statements, is included in the Funds' annual report. The information for the years and periods ended October 31, 2003, 2002, 2001 and 2000 has been derived from the Funds' financial statements which have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

      Columbia Connecticut Intermediate Municipal Bond Fund

                                                                                                            Period ended
                                                                    Year ended October 31,                  October 31,
                                                       2004      2003/(a)(b)/        2002          2001      2000/(c)/
                                                      Class T      Class T          Class T       Class T     Class T
                                                      -------      -------          -------       -------     -------
Net asset value --
Beginning of period ($)                              10.99         10.98          10.92          10.41         10.22
                                                     -----         -----          -----          -----         -----
Income from Investment Operations ($):
  Net investment income                               0.36/(d)/     0.40/(d)(l)/   0.42/(f)(l)/   0.43/(l)/     0.15/(d)(l)/
  Net realized and unrealized gain on investments
   and futures contracts                              0.06            --/(e)/      0.06/(f)/      0.50          0.19
                                                     -----         -----          -----          -----         -----
 Total from Investment Operations                     0.42          0.40           0.48           0.93          0.34
                                                     -----         -----          -----          -----         -----
Less Distributions Declared
to Shareholders ($):
  From net investment income                         (0.37)        (0.39)         (0.42)         (0.42)        (0.15)
                                                     -----         -----          -----          -----         -----
Net asset value --
End of period ($)                                    11.04         10.99          10.98          10.92         10.41
                                                     -----         -----          -----          -----         -----
 Total return (%)/(g)/                                3.87          3.64/(h)/      4.51/(h)/      9.10/(h)/     3.23/(h)(i)/
                                                     -----         -----          -----          -----         -----
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(j)/                                       0.95          0.92           0.87           0.93          0.95/(k)/
  Net investment income/(j)/                          3.23          3.61           3.90/(f)/      3.97          4.20/(k)/
  Waiver/reimbursement                                  --          0.20           0.21           0.19          0.42/(k)/
 Portfolio turnover rate (%)                            16            15              3             36            30/(i)/
 Net assets, end of period (000's) ($)              32,609        37,766         22,027         27,691            66

(a) On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b) On November 18, 2002, the Galaxy Connecticut Intermediate Municipal Bond Fund, Retail A shares were redesignated Liberty Connecticut Intermediate Bond Fund, Class T shares.

(c) The Galaxy Connecticut Intermediate Municipal Bond Fund began issuing Retail A shares on June 26, 2000.

(d) Per share data was calculated using average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(g) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(h) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k)  Annualized.

(l) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for Class T shares for the years ended October 31, 2003, 2002, 2001 and the period ended October 31, 2000 was $0.38/(d)/, $0.39, $0.41 and $0.14/(d)/, respectively.

Columbia Connecticut Intermediate Municipal Bond Fund

                                                                                   Year ended October 31,
                                                                            2004      2003/(a)(b)/         2002
                                                                           Class G       Class G          Class G
                                                                           -------       -------          -------
Net asset value --
Beginning of period ($)                                                    10.99         10.98          10.92
                                                                           -----         -----          -----
Income from Investment Operations ($):
  Net investment income                                                     0.28/(d)/     0.32/(d)(l)/   0.34/(f)(l)/
  Net realized and unrealized gain on investments and futures contracts     0.07            --/(e)/      0.06/(f)/
                                                                           -----         -----          -----
 Total from Investment Operations                                           0.35          0.32           0.40
                                                                           -----         -----          -----
Less Distributions Declared
to Shareholders ($):
  From net investment income                                               (0.30)        (0.31)         (0.34)
                                                                           -----         -----          -----
Net asset value --
End of period ($)                                                          11.04         10.99          10.98
                                                                           -----         -----          -----
 Total return (%)/(g)/                                                      3.20          2.92/(h)/      3.79/(h)/
                                                                           -----         -----          -----
Ratios to Average Net Assets/


Supplemental Data (%):
 Expenses/(j)/                                                             1.60          1.63           1.56
 Net investment income/(j)/                                                2.58          2.90           3.21/(f)/
 Waiver/reimbursement                                                        --          0.20           0.21
Portfolio turnover rate (%)                                                  16            15              3
Net assets, end of period (000's) ($)                                       310           345            138

                                                                          Period ended
                                                                          October 31,
                                                                           2001/(c)/
                                                                            Class G
                                                                            -------
Net asset value --
Beginning of period ($)                                                      10.69
                                                                             -----
Income from Investment Operations ($):
  Net investment income                                                       0.23/(l)/
  Net realized and unrealized gain on investments and futures contracts       0.23
                                                                             -----
 Total from Investment Operations                                             0.46
                                                                             -----
Less Distributions Declared
to Shareholders ($):
  From net investment income                                                 (0.23)
                                                                             -----
Net asset value --
End of period ($)                                                            10.92
                                                                             -----
 Total return (%)/(g)/                                                        4.33/(h)(i)/
                                                                             -----
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(j)/                                                               1.69/(k)/
  Net investment income/(j)/                                                  3.21/(k)/
  Waiver/reimbursement                                                        0.19(k)
 Portfolio turnover rate (%)                                                    36
 Net assets, end of period (000's) ($)                                          46

(a) On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b) On November 18, 2002, the Galaxy Connecticut Intermediate Municipal Bond Fund, Retail B shares were redesignated Liberty Connecticut Intermediate Municipal Bond Fund, Class G shares.

(c) The Galaxy Connecticut Intermediate Municipal Bond Fund began issuing Retail B shares on March 1, 2001.

(d) Per share data was calculated using average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(g) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k)  Annualized.

(l) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for Class G shares for the years ended October 31, 2003, 2002 and the period ended October 31, 2001 was $0.30/(d)/, $0.32 and $0.22, respectively.

Columbia Massachusetts Intermediate Municipal Bond Fund

                                                                                                               Period ended
                                                                      Year ended October 31,                   October 31,
                                                       2004      2003/(a)(b)/          2002           2001      2000/(c)/
                                                      Class T      Class T            Class T        Class T     Class T
                                                      -------      -------            -------        -------     -------
Net asset value --
Beginning of period ($)                              10.82         10.76          10.67             10.18         10.00
                                                     -----         -----          -----             -----         -----
Income from Investment Operations ($):
  Net investment income                               0.38/(d)/     0.38/(d)(k)/   0.40/(d)(e)(k)/   0.42/(k)/     0.15/(d)(k)/
  Net realized and unrealized gain on investments     0.05          0.06           0.09/(e)/         0.49          0.18
                                                     -----         -----          -----             -----         -----
 Total from Investment Operations                     0.43          0.44           0.49              0.91          0.33
                                                     -----         -----          -----             -----         -----
Less Distributions Declared
to Shareholders ($):
  From net investment income                         (0.38)        (0.38)         (0.40)            (0.42)        (0.15)
                                                     -----         -----          -----             -----         -----
Net asset value --
End of period ($)                                    10.87         10.82          10.76             10.67         10.18
                                                     -----         -----          -----             -----         -----
 Total return (%)/(f)/                                4.01          4.13/(g)/      4.67/(g)/         9.05/(g)/     3.36/(g)(h)/
                                                     -----         -----          -----             -----         -----
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(i)/                                       0.88          0.90           0.85              0.91          0.93/(j)/
  Net investment income/(i)/                          3.47          3.51           3.73/(e)/         3.98          4.20/(j)/
  Waiver/reimbursement                                  --          0.20           0.20              0.18          0.16/(j)/
 Portfolio turnover rate (%)                            12            11              6                54            20/(h)/
 Net assets, end of period (000's) ($)              64,229        76,839         72,454            57,071         1,345

(a) On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b) On December 9, 2002, the Galaxy Massachusetts Intermediate Municipal Bond Fund, Retail A shares were redesignated Liberty Massachusetts Intermediate Municipal Bond Fund, Class T shares.

(c) The Galaxy Massachusetts Intermediate Municipal Bond Fund began issuing Retail A shares on June 26, 2000.

(d) Per share data was calculated using average shares outstanding during the period.

(e) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.00%, respectively.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge

(g) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)  Annualized.

(k) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001 and the period ended October 31, 2000 was $0.36/(d)/,
     $0.37/(d)/, $0.40 and $0.15/(d)/, respectively.

Columbia Massachusetts Intermediate Municipal Bond Fund

                                                                                                   Period ended
                                                                Year ended October 31,             October 31,
                                                      2004      2003/(a)(b)/          2002          2001/(c)/
                                                     Class G       Class G           Class G         Class G
                                                     -------       -------           -------         -------
Net asset value --
Beginning of period ($)                              10.82         10.76          10.67               10.44
                                                     -----         -----          -----               -----
Income from Investment Operations ($):
  Net investment income                               0.31/(d)/     0.31/(d)(k)/   0.33/(d)(e)(k)/     0.22/(k)/
  Net realized and unrealized gain on investments     0.05          0.06           0.09/(e)/           0.23
                                                     -----         -----          -----               -----
 Total from Investment Operations                     0.36          0.37           0.42                0.45
                                                     -----         -----          -----               -----

Less Distributions Declared
to Shareholders ($):
  From net investment income                         (0.31)        (0.31)         (0.33)              (0.22)
                                                     -----         -----          -----               -----
Net asset value --
End of period ($)                                    10.87         10.82          10.76               10.67
                                                     -----         -----          -----               -----
 Total return (%)/(f)/                                3.34          3.45/(g)/      3.97/(g)/           4.41/(g)(h)/
                                                     -----         -----          -----               -----
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(i)/                                       1.53          1.56           1.52                1.56/(j)/
  Net investment income/(i)/                          2.82          2.84           3.06/(e)/           3.33/(j)/
  Waiver/reimbursement                                  --          0.20           0.20                0.18/(j)/
 Portfolio turnover rate (%)                            12            11              6                  54
 Net assets, end of period (000's) ($)               1,101         1,610          1,176                 653

(a) On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b) On December 9, 2002, the Galaxy Massachusetts Intermediate Municipal Bond Fund, Retail B shares were redesignated Liberty Massachusetts Intermediate Municipal Bond Fund, Class G shares.

(c) The Galaxy Massachusetts Intermediate Municipal Bond Fund began issuing Retail B shares on March 1, 2001.

(d) Per share data was calculated using average shares outstanding during the period.

(e) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.00%, respectively.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)  Annualized.

(k) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and the period ended October 31, 2001 was $0.29/(d)/,
     $0.30/(d)/ and $0.21, respectively.

Columbia New Jersey Intermediate Municipal Bond Fund

                                                                          Year ended October 31,
                                                      2004       2003/(a)(b)/         2002          2001       2000
                                                     Class T       Class T          Class T       Class T    Class T
                                                     -------       -------          -------       -------    -------
Net asset value --
Beginning of period ($)                              10.50         10.47          10.41           9.88        9.56
                                                     -----         -----          -----           ----        ----
Income from Investment Operations ($):
  Net investment income                               0.34/(c)/     0.33/(c)(i)/   0.39/(d)(i)/   0.39/(i)/   0.40/(i)/
  Net realized and unrealized gain on investments
   and futures contracts                              0.10          0.11           0.12/(d)/      0.53        0.31
                                                     -----         -----          -----           ----        ----
 Total from Investment Operations                     0.44          0.44           0.51           0.92        0.71
                                                     -----         -----          -----           ----        ----
Less Distributions Declared to Shareholders ($):
  From net investment income                         (0.34)        (0.33)         (0.39)         (0.39)      (0.39)
  From net realized gains                            (0.03)        (0.08)         (0.06)            --          --
                                                     -----         -----          -----           ----        ----
 Total Distributions Declared to Shareholders        (0.37)        (0.41)         (0.45)         (0.39)      (0.39)
                                                     -----         -----          -----           ----        ----
Net asset value --
End of period ($)                                    10.57         10.50          10.47          10.41        9.88
                                                     -----         -----          -----           ----        ----
 Total return (%)/(e)(f)/                             4.30          4.25           5.06           9.52        7.61
                                                     -----         -----          -----           ----        ----
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(g)/                                       1.04          1.04           0.89           0.90        0.99
  Net investment income/(g)/                          3.26          3.20           3.79/(d)/      3.86        4.03
  Waiver/reimbursement                                  --/(h)/     0.20           0.21           0.41        1.03
 Portfolio turnover rate (%)                            12             8             23             61          77
 Net assets, end of period (000's) ($)               7,192         7,749         10,128         11,248       1,198

(a) On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b) On November 18, 2002, the Galaxy New Jersey Municipal Bond Fund, Retail A shares were redesignated Liberty New Jersey Intermediate Municipal Bond Fund, Class T shares.

(c) Per share data was calculated using average shares outstanding during the period.

(d) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.01%, respectively.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

(i) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001 and 2000 was $0.31/(c)/, $0.37, $0.35 and $0.30,
     respectively.

Columbia New Jersey Intermediate Municipal Bond Fund

                                                                                    Year ended October 31,
                                                                            2004       2003/(a)(b)/      2002
                                                                           Class G       Class G        Class G
                                                                           -------       -------        -------
Net asset value --
Beginning of period ($)                                                    10.50         10.47          10.41
                                                                           -----         -----          -----
Income from Investment Operations ($):
  Net investment income                                                     0.28/(d)/     0.26/(d)(k)/   0.31/(e)(k)/
  Net realized and unrealized gain on investments and futures contracts     0.10          0.11           0.12/(e)/
                                                                           -----         -----          -----
 Total from Investment Operations                                           0.38          0.37           0.43
                                                                           -----         -----          -----
Less Distributions Declared to Shareholders ($):
  From net investment income                                               (0.28)        (0.26)         (0.31)
  From net realized gains                                                  (0.03)        (0.08)         (0.06)
                                                                           -----         -----          -----
 Total Distributions Declared to Shareholders                              (0.31)        (0.34)         (0.37)
                                                                           -----         -----          -----
Net asset value --
End of period ($)                                                          10.57         10.50          10.47
                                                                           -----         -----          -----
 Total return (%)/(f)(g)/                                                   3.63          3.57           4.22
                                                                           -----         -----          -----
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(i)/                                                             1.68          1.69           1.62
  Net investment income/(i)/                                                2.64          2.51           3.06/(e)/
  Waiver/reimbursement                                                      0.01          0.26           0.21
 Portfolio turnover rate (%)                                                  12             8             23
 Net assets, end of period (000's) ($)                                       192           200            309

                                                                          Period ended
                                                                          October 31,
                                                                           2001/(c)/
                                                                            Class G
                                                                            -------
Net asset value --
Beginning of period ($)                                                      10.16
                                                                             -----
Income from Investment Operations ($):
  Net investment income                                                       0.22/(k)/
  Net realized and unrealized gain on investments and futures contracts       0.24
                                                                             -----
 Total from Investment Operations                                             0.46
                                                                             -----

Less Distributions Declared  to Shareholders ($):
  From net investment income                                                 (0.21)
  From net realized gains                                                       --
                                                                             -----
 Total Distributions Declared to Shareholders                                (0.21)
                                                                             -----
Net asset value --
End of period ($)                                                            10.41
                                                                             -----
 Total return (%)/(f)(g)/                                                     4.61/(h)/
                                                                             -----
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(i)/                                                               1.73/(j)/
  Net investment income/(i)/                                                  3.03/(j)/
  Waiver/reimbursement                                                        0.33/(j)/
 Portfolio turnover rate (%)                                                    61
 Net assets, end of period (000's) ($)                                          14

(a) On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b) On November 18, 2002, the Galaxy New Jersey Municipal Bond Fund, Retail B shares were redesignated Liberty New Jersey Intermediate Municipal Bond Fund, Class G shares.

(c) The Galaxy New Jersey Municipal Bond Fund began issuing Retail B shares on March 1, 2001.

(d) Per share data was calculated using average shares outstanding during the period.

(e) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.01%, respectively.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)  Annualized.

(k) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and the period ended October 31, 2001 was $0.23/(d)/, $0.28 and $0.20, respectively.

Columbia New York Intermediate Municipal Bond Fund

                                                                          Year ended October 31,
                                                      2004       2003/(a)(b)/      2002          2001        2000
                                                     Class T       Class T        Class T       Class T     Class T
                                                     -------       -------        -------       -------     -------
Net asset value --
Beginning of period ($)                              11.87         11.79          11.56          10.99       10.57
                                                     -----         -----          -----          -----       -----
Income from Investment Operations ($):
  Net investment income                               0.38/(c)/     0.36/(c)(i)/   0.43/(d)(i)/   0.47/(i)/   0.48/(i)/
  Net realized and unrealized gain on investments
   and futures contracts                              0.13          0.13           0.23/(d)/      0.57        0.44
                                                     -----         -----          -----          -----       -----
 Total from Investment Operations                     0.51          0.49           0.66           1.04        0.92
                                                     -----         -----          -----          -----       -----
Less Distributions Declared to Shareholders ($):
  From net investment income                         (0.38)        (0.36)         (0.43)         (0.47)      (0.50)
  From net realized gains                            (0.02)        (0.05)            --             --          --
                                                     -----         -----          -----          -----       -----
 Total Distributions Declared to Shareholders        (0.40)        (0.41)         (0.43)         (0.47)      (0.50)
                                                     -----         -----          -----          -----       -----

Net asset value --
End of period ($)                                    11.98         11.87          11.79          11.56       10.99
                                                     -----         -----          -----          -----       -----
 Total return (%)/(e)(f)/                             4.34          4.26           5.86           9.59        8.93
                                                     -----         -----          -----          -----       -----
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(g)/                                       1.01          1.02           0.96           0.97        0.95
  Net investment income/(g)/                          3.16          3.07           3.75/(d)/      4.11        4.47
  Waiver/reimbursement                                  --/(h)/     0.20           0.21           0.21        0.22
 Portfolio turnover rate (%)                            11             9             41             48          37
 Net assets, end of period (000's) ($)              21,584        24,384         29,835         40,410      38,700

(a) On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b) On November 25, 2002, the Galaxy New York Municipal Bond Fund, Retail A shares were redesignated Liberty New York Intermediate Municipal Bond Fund, Class T shares.

(c) Per share data was calculated using average shares outstanding during the period.

(d) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

(i) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001 and 2000 was $0.34/(c)/, $0.41, $0.44 and $0.45,
     respectively.

Columbia New York Intermediate Municipal Bond Fund

                                                                                    Year ended October 31,
                                                                            2004       2003/(a)(b)/      2002
                                                                           Class G       Class G       Class G
                                                                           -------       -------       -------
Net asset value --
Beginning of period ($)                                                    11.87         11.79          11.56
                                                                           -----         -----          -----
Income from Investment Operations ($):
  Net investment income                                                     0.30/(d)/     0.29/(d)(k)/   0.35/(e)(k)/
  Net realized and unrealized gain on investments and futures contracts     0.13          0.13           0.23/(e)/
                                                                           -----         -----          -----
 Total from Investment Operations                                           0.43          0.42           0.58
                                                                           -----         -----          -----
Less Distributions Declared to Shareholders ($):
  From net investment income                                               (0.30)        (0.29)         (0.35)
  From net realized gains                                                  (0.02)        (0.05)            --
                                                                           -----         -----          -----
 Total Distributions Declared to Shareholders                              (0.32)        (0.34)         (0.35)
                                                                           -----         -----          -----
Net asset value --
End of period ($)                                                          11.98         11.87          11.79
                                                                           -----         -----          -----
 Total return (%)/(f)(g)/                                                   3.67          3.56           5.15
                                                                           -----         -----          -----
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(i)/                                                             1.66          1.68           1.63
  Net investment income/(i)/                                                2.51          2.39           3.08/(e)/
  Waiver/reimbursement                                                      0.02          0.28           0.24
 Portfolio turnover rate (%)                                                  11             9             41
 Net assets, end of period (000) ($)                                         213           354            342

                                                                         Period ended
                                                                         October 31,
                                                                          2001/(c)/
                                                                            Class G
                                                                            -------
Net asset value --
Beginning of period ($)                                                      11.32
                                                                             -----
Income from Investment Operations ($):
  Net investment income                                                       0.26/(k)/
  Net realized and unrealized gain on investments and futures contracts       0.24
                                                                             -----
 Total from Investment Operations                                             0.50
                                                                             -----
Less Distributions Declared to Shareholders ($):
  From net investment income                                                 (0.26)
  From net realized gains                                                       --
                                                                             -----
 Total Distributions Declared to Shareholders                                (0.26)
                                                                             -----
Net asset value --
End of period ($)                                                            11.56
                                                                             -----
 Total return (%)/(f)(g)/                                                     4.46/(h)/
                                                                             -----
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(i)/                                                               1.62/(j)/
  Net investment income/(i)/                                                  3.46/(j)/
  Waiver/reimbursement                                                        0.26/(j)/
 Portfolio turnover rate (%)                                                    48
 Net assets, end of period (000) ($)                                           207

(a) On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b) On November 25, 2002, the Galaxy New York Municipal Bond Fund, Retail B shares were redesignated Liberty New York Intermediate Municipal Bond Fund, Class G shares.

(c) The Galaxy New York Municipal Bond Fund began issuing Retail B shares on March 1, 2001.

(d) Per share data was calculated using average shares outstanding during the period.

(e) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)  Annualized.

(k) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and the period ended October 31, 2001 was $0.26/(d)/, $0.33 and $0.24, respectively.

Columbia Rhode Island Intermediate Municipal Bond Fund

                                                                            Year ended October 31,
                                                       2004       2003/(a)(b)/       2002          2001         2000
                                                      Class T      Class T          Class T       Class T      Class T
                                                      -------      -------          -------       -------      -------
Net asset value --
Beginning of period ($)                              11.48         11.41          11.30          10.75       10.36
                                                     -----         -----          -----          -----       -----
Income from Investment Operations ($):
  Net investment income                               0.41/(c)/     0.39/(c)(h)/   0.47/(d)(h)/   0.49/(h)/   0.48/(c)(h)/
  Net realized and unrealized gain on investments
   and futures contracts                              0.06          0.07           0.11/(d)/      0.55        0.39
                                                     -----         -----          -----          -----       -----
 Total from Investment Operations                     0.47          0.46           0.58           1.04        0.87
                                                     -----         -----          -----          -----       -----

Less Distributions Declared
to Shareholders ($):
  From net investment income                         (0.41)        (0.39)         (0.47)         (0.49)      (0.48)
                                                    ------        ------         ------         ------      ------
Net asset value --
End of period ($)                                    11.54         11.48          11.41          11.30       10.75
                                                    ------        ------         ------         ------      ------
 Total return (%)/(e)/                                4.17          4.07/(f)/      5.23/(f)/      9.88/(f)/   8.65/(f)/
                                                    ------        ------         ------         ------      ------
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(g)/                                       0.81          0.80           0.73           0.69        0.73
  Net investment income/(g)/                          3.58          3.41           4.16/(d)/      4.44        4.58
  Waiver/reimbursement                                  --          0.20           0.21           0.25        0.33
 Portfolio turnover rate (%)                            11            15             19             19          43
 Net assets, end of period (000's) ($)              14,479        41,113         45,683         40,257      26,023

(a) On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b) On November 18, 2002, the Galaxy Rhode Island Municipal Bond Fund, Retail A shares were redesignated Liberty Rhode Island Intermediate Municipal Bond Fund, Class T shares.

(c) Per share data was calculated using average shares outstanding during the period.

(d) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%

(h) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001 and 2000 was $0.37/(c)/, $0.45, $0.47 and $0.45/(c)/,
     respectively.

Columbia Rhode Island Intermediate Municipal Bond Fund

                                                                                    Year ended October 31,
                                                                            2004       2003/(a)(b)/      2002
                                                                           Class G       Class G        Class G
                                                                           -------       -------        -------
Net asset value --
Beginning of period ($)                                                    11.48         11.41          11.30
                                                                           -----         -----          -----
Income from Investment Operations ($):
  Net investment income                                                     0.32/(d)/     0.29/(d)(k)/   0.37/(e)(k)/
  Net realized and unrealized gain on investments and futures contracts     0.06          0.07           0.11/(e)/
                                                                           -----         -----          -----
 Total from Investment Operations                                           0.38          0.36           0.48
                                                                           -----         -----          -----
Less Distributions Declared to Shareholders ($):
  From net investment income                                               (0.32)        (0.29)         (0.37)
                                                                           -----         -----          -----
Net asset value --
End of period ($)                                                          11.54         11.48          11.41
                                                                           -----         -----          -----
 Total return (%)/(f)/                                                      3.34          3.22/(g)/      4.36/(g)/
                                                                           -----         -----          -----
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(i)/                                                             1.61          1.62           1.55
  Net investment income/(i)/                                                2.78          2.60           3.34/(e)/
  Waiver/reimbursement                                                        --          0.20           0.21
 Portfolio turnover rate (%)                                                  11            15             19
 Net assets, end of period (000's) ($)                                       379           455            440

                                                                          Period ended
                                                                          October 31,
                                                                           2001/(c)/
                                                                            Class G
                                                                            -------
Net asset value --
Beginning of period ($)                                                      11.06
                                                                             -----
Income from Investment Operations ($):
  Net investment income                                                       0.27/(k)/
  Net realized and unrealized gain on investments and futures contracts       0.23
                                                                             -----
 Total from Investment Operations                                             0.50
                                                                             -----
Less Distributions Declared to Shareholders ($):
  From net investment income                                                 (0.26)
                                                                             -----
Net asset value --
End of period ($)                                                            11.30
                                                                             -----
 Total return (%)/(f)/                                                        4.60/(g)(h)/
                                                                             -----
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(i)/                                                               1.53/(j)/
  Net investment income/(i)/                                                  3.60/(j)/
  Waiver/reimbursement                                                        0.23/(j)/
 Portfolio turnover rate (%)                                                    19
 Net assets, end of period (000's) ($)                                         169

(a) On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b) On November 18, 2002, the Galaxy Rhode Island Municipal Bond Fund, Retail B shares were redesignated Liberty Rhode Island Intermediate Municipal Bond, Class G shares.

(c) The Galaxy Rhode Island Municipal Bond Fund began issuing Retail B shares on March 1, 2001.

(d) Per share data was calculated using average shares outstanding during the period.

(e) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)  Annualized.

(k) Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and the period ended October 31, 2001 was $0.26/(d)/, $0.35 and $0.25, respectively.

Notes

Notes

Notes

FOR MORE INFORMATION

Additional information about a Fund's investments will be published in the Fund's semi-annual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may wish to read the Statement of Additional Information for more information on a Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Statement of Additional Information and the Funds' website
(www.columbiafunds.com) include a description of the Funds' policies with respect to the disclosure of their portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about a Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about a Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:
Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Columbia Funds Trust V: 811-5030

-    Columbia Connecticut Intermediate Municipal Bond Fund

-    Columbia Massachusetts Intermediate Municipal Bond Fund

-    Columbia New Jersey Intermediate Municipal Bond Fund

-    Columbia New York Intermediate Municipal Bond Fund

-    Columbia Rhode Island Intermediate Municipal Bond Fund

ColumbiaFunds

A Member of Columbia Management Group

(C)2005 Columbia Funds Distributor, Inc.
One Financial Center, Boston, MA 02111-2621
800.426.3750 www.columbiafunds.com                             CSI-01/456U-0205

              COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
              COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
               COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND
                   COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND
                     SERIES OF COLUMBIA FUNDS SERIES TRUST I
                       STATEMENT OF ADDITIONAL INFORMATION

                            ___________________, 2005

This Statement of Additional Information ("SAI") contains information which may be useful to investors but which is not included in the Prospectuses of Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund and Columbia Intermediate Tax-Exempt Bond Fund (each a "Fund" and collectively, the "Funds"). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the relevant Fund dated __________, 2005. This SAI should be read together with the relevant Fund's Prospectus and most recent Annual Report and Semiannual Report of Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Municipal Bond Fund, Columbia New York Municipal Bond Fund and Columbia Rhode Island Municipal Bond, or Columbia Intermediate Tax-Exempt Bond Fund, each a series of Columbia Funds Trust V, the predecessors to the Funds (each a "Predecessor Fund" and collectively, the "Predecessor Funds"). Investors may obtain a free copy of a Prospectus and the Annual Reports from Columbia Management Distributor, Inc. ("CMD"), One Financial Center, Boston, MA 02111-2621. The financial statements and Report of Independent Registered Public Accounting Firm appearing in each of the Predecessor Funds' Annual Report and the financial statements appearing in each of the Predecessor Funds' Semiannual Report are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by CMD generally and additional information about certain securities and investment techniques described in the Funds' Prospectuses.

TABLE OF CONTENTS

PART 1                                                                 PAGE
Definitions                                                              b
Organization and History                                                 b
Investment Goal and Policies                                             c
Fundamental and Non-Fundamental Investment Policies                      d
Connecticut Tax Considerations                                           d
Massachusetts Tax Considerations                                         d
New Jersey Tax Considerations                                            e
New York Tax Considerations                                              e
Rhode Island Tax Considerations                                          f
Portfolio Turnover                                                       m
Fund Charges and Expenses                                                n
Custodian of the Funds                                                  tt
Independent Registered Public Account Firm of the Funds                 tt


SUP-39/88444-0705

PART 2                                                                 PAGE
Miscellaneous Investment Practices                                       1
Taxes                                                                   21
Additional Tax Matters Concerning Trust Shares                          26
Management of the Funds                                                 28
Determination of Net Asset Value                                        40
How to Buy Shares                                                       42
Special Purchase Programs/Investor Services                             45
Programs for Reducing or Eliminating Sales Charges                      46
How to Sell Shares                                                      49
Distributions                                                           53
How to Exchange Shares                                                  53
Suspension of Redemptions                                               53
Shareholder Liability                                                   53
Shareholder Meetings                                                    54
Appendix I                                                              55
Appendix II                                                             60

                                     PART 1
              COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
              COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
               COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND
                   COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND
                       STATEMENT OF ADDITIONAL INFORMATION

                             _________________, 2005

DEFINITIONS
"Connecticut Fund" or "Fund"                Columbia Connecticut Intermediate Municipal Bond Fund
"Massachusetts Fund" or "Fund"              Columbia Massachusetts Intermediate Municipal Bond Fund
"New Jersey Fund" or "Fund"                 Columbia New Jersey Intermediate Municipal Bond Fund
"New York Fund" or "Fund"                   Columbia New York Intermediate Municipal Bond Fund
"Rhode Island Fund" or "Fund"               Columbia Rhode Island Intermediate Municipal Bond Fund
"Intermediate Tax-Exempt Fund" or "Fund"    Columbia Intermediate Tax-Exempt Bond Fund
"Predecessor Fund" or "Predecessor Funds"   See below under "Organization and History"
"Trust"                                     Columbia Funds Series Trust I
"Advisor"                                   Columbia Management Advisors Inc., the Funds' investment advisor and administrator
"CMD"                                       Columbia Management Distributor, Inc., the Funds' distributor
"CMS"                                       Columbia Management Services, Inc., the Funds' shareholder services and transfer agent

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1987. Each Fund is an open-end, management investment company that represents the entire interest in a separate series of the Trust. The Intermediate Tax-Exempt Fund is a diversified series of the Trust, while each of the other Funds is a non-diversified series of the Trust. The Funds commenced investment operations as a series of the Trust
on    , 2006. Prior to    , 2006 (the "Fund Reorganization Date"), each Fund was
organized as a series of Columbia Funds Trust V, a Massachusetts business trust (each a "Predecessor Fund" and collectively, the "Predecessor Funds"), each of which commenced investment operations as described in the paragraphs below. The information provided for the Funds in this SAI for periods prior to the Fund Reorganization Date relate to the Predecessor Funds.

The New Jersey Fund commenced operations on April 3, 1998; the New York Fund commenced operations on December 31, 1991; and the Rhode Island Fund commenced operations on December 20, 1994.

The Connecticut Fund, Massachusetts Fund and Intermediate Tax-Exempt Fund commenced operations as separate portfolios (each a "Predecessor Boston 1784 Fund," and collectively, the "Predecessor Boston 1784 Funds") of the Boston 1784 Funds. On June 26, 2000, each Predecessor Boston 1784 Fund was reorganized as a new portfolio of The Galaxy Fund (the "Boston 1784 Reorganization"). Prior to the Boston 1784 Reorganization, the Predecessor Boston 1784 Funds offered and sold one class of shares. In connection with the Boston 1784 Reorganization, shareholders of the Predecessor Boston 1784 Funds exchanged their shares for Shares, Trust Shares and/or BKB Shares of the Predecessor Funds to the Intermediate Tax-Exempt Fund, Connecticut Fund and Massachusetts, respectively. Shareholders of the Predecessor Boston 1784 Funds who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received Shares or Trust Shares of the Funds. BKB Shares were issued to shareholders of the Predecessor Boston 1784 Funds who were not eligible to receive Trust Shares at the time of the Boston 1784 Reorganization. On June 26, 2001, BKB Shares of the Funds converted into Retail A Shares upon a finding by the Board of Trustees of The Galaxy Fund at a meeting held on May 31, 2001, that such conversion was in the best interest of the holders of BKB Shares.

Effective April 1, 1999, the Trust changed its name from Colonial Trust V to Liberty Funds Trust V. Effective October 13, 2003, the Trust changed its name from Liberty Funds Trust V to Columbia Funds Trust V. Effective __________, 2005, the name of the Trust was changed from "Columbia Funds Trust V" to its current name.

                                        b

INVESTMENT GOALS AND POLICIES

The Prospectuses describe each Fund's investment goal and investment strategies and risks. Part 1 of this SAI includes additional information concerning, among other things, the investment policies of the Funds. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Funds, unless otherwise noted, subject to any restrictions described in Part 1 of this SAI:

     Short-Term Trading
     Lower-Rated Debt Securities
     Other Investment Companies
     Zero Coupon Securities (Zeros) (the Connecticut, Massachusetts and
       Intermediate Tax-Exempt Funds only)
     Pay-In-Kind (PIK) Securities
     Money Market Instruments
     Stripped Obligations (the Connecticut, Massachusetts and Intermediate
       Tax-Exempt Funds only)
     Municipal Securities
     Private Activity Bonds
     Municipal Lease Obligations (the Connecticut, Massachusetts and
       Intermediate Tax-Exempt Funds only)
     Securities Loans
     Forward Commitments ("When-Issued" Securities (all Funds) and "Delayed
       Delivery" Securities (the NJ, NY and RI Funds only))
     Mortgage-Backed Securities
     Non-Agency Mortgage-Backed Securities
     Asset-Backed Securities
     Repurchase Agreements
     Reverse Repurchase Agreements
     Options on Securities (Limited to writing covered call options for hedging purposes only and purchasing put and call options) (the Connecticut, Massachusetts and Intermediate Tax-Exempt Funds only)
     Futures Contracts and Related Options (Limited to interest rate futures, tax-exempt bond index futures, options on such futures and options on such indices)
     Foreign Currency Transactions (the Connecticut, Massachusetts and
       Intermediate Tax-Exempt Funds only)
     Participation Interests
     Stand-by Commitments
     Swap Agreements
     Rule 144A Securities
     Variable and Floating Rate Obligations
     Convertible Securities (the Connecticut, Massachusetts and Intermediate
       Tax-Exempt Fund only)
     Guaranteed Investment Contracts
     Bank Investment Contracts (the NJ, NY and RI Funds only)
     Loan Participations (the Connecticut, Massachusetts and Intermediate
       Tax-Exempt Funds only)
     Structured Investments
     Yankee Obligations

Except as indicated below under "Fundamental and Non-Fundamental Investment Policies," the Funds' investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to each Fund's investment goal as stated in its Prospectuses, the following investment limitations are matters of fundamental policy and may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of its outstanding shares. A "vote of the holders of a majority of the outstanding shares" of a particular Fund means the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of such Fund, or (b) 67% or more of the shares of such Fund present at a meeting if more than 50% of the outstanding shares of such Fund are represented at the meeting in person or by proxy.

CONNECTICUT FUND

As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the Connecticut Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Securities issued by or on behalf of the State of Connecticut, its political sub-divisions, or any public instrumentality, state or local authority, district or similar public entity created under the laws of Connecticut and certain

                                       c
other governmental issuers (which may include issuers located outside Connecticut such as Puerto Rico), the interest on which is, in the opinion of qualified legal counsel, exempt from regular federal income tax (including the federal alternative minimum tax) and from Connecticut personal income tax by virtue of federal law ("Connecticut Municipal Securities"). The Fund may comply with this 80% policy by investing in a partnership, trust or other entity which invests in such Connecticut Municipal Securities, in which case the Fund's investment in such entity shall be deemed to be an investment in the underlying Connecticut Municipal Securities in the same proportion as such entity's investment in such Connecticut Municipal Securities bears to its net assets. Dividends derived from interest on Municipal Securities other than Connecticut Municipal Securities will generally be exempt from regular federal income tax (including the federal alternative minimum tax) but subject to Connecticut personal income tax. See Part 2 of this SAI under the caption, "Taxes".

MASSACHUSETTS FUND

As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the Massachusetts Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Securities, issued by or on behalf of the Commonwealth of Massachusetts, its political sub-divisions, authorities, agencies, instrumentalities and corporations, and certain other governmental issuers (which may include issuers located outside Massachusetts such as Puerto Rico), the interest on which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax (including the federal alternative minimum tax) and Massachusetts personal income tax ("Massachusetts Municipal Securities"). The Fund may comply with this 80% policy by investing in a partnership, trust, regulated investment company or other entity which invests in such Massachusetts Municipal Securities, in which case the Fund's investment in such entity shall be deemed to be an investment in the underlying Massachusetts Municipal Securities in the same proportion as such entity's investment in such Massachusetts Municipal Securities bears to its net assets. Dividends derived from interest on Municipal Securities other than Massachusetts Municipal Securities will generally be exempt from regular federal income tax (including the federal alternative minimum tax) but may be subject to Massachusetts personal income tax. See Part 2 of this SAI under the caption, "Taxes".

NEW JERSEY FUND

As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the New Jersey Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Securities issued by or on behalf of the State of New Jersey, its political sub-divisions, authorities, agencies, instrumentalities and corporations, and certain other governmental issuers (which may include issuers located outside New Jersey such as Puerto
Rico), the interest on which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax (including the federal alternative minimum tax) and New Jersey personal income tax ("New Jersey Municipal Securities"). Dividends derived from interest on Municipal Securities other than New Jersey Municipal Securities will generally be exempt from regular federal income tax but may be subject to New Jersey personal income tax (including the federal alternative minimum tax). See Part 2 of this SAI under the caption, "Taxes".

NEW YORK FUND

As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the New York Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Securities issued by or on behalf of the State of New York, its political sub-divisions, authorities, agencies, instrumentalities and corporations, and certain other governmental issuers (which may include issuers located outside New York such as Puerto Rico), the interest on which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax (including the federal alternative minimum tax) and New York State and New York City personal income tax ("New York Municipal Securities"). Dividends derived from interest on Municipal Securities other than New York Municipal Securities will generally be exempt from regular federal income tax (including the federal alternative minimum tax) but may be subject to New York State and New York City personal income tax. See Part 2 of this SAI under the caption, "Taxes".

RHODE ISLAND FUND

As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the Rhode Island Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Securities issued by or on behalf of the State of Rhode Island, its political sub-divisions, authorities, agencies, instrumentalities and corporations, and certain other governmental issuers (which may include issuers located outside Rhode Island such as Puerto
Rico), the interest on which, in the opinion of bond counsel to the issuer, is exempt from regular federal income taxes (including the federal alternative minimum tax) and Rhode Island personal income taxes ("Rhode Island Municipal Securities"). Dividends derived from interest on Municipal Securities other than Rhode Island Municipal Securities will generally be exempt from regular federal income tax (including the federal alternative minimum tax) but may be subject to Rhode Island personal income tax. See Part 2 of this SAI under the caption, "Taxes".

                                        d

INTERMEDIATE TAX-EXEMPT FUND

As a matter of fundamental policy that cannot be changed without the requisite consent of the Intermediate Tax-Exempt Fund's shareholders, the Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Securities. The Fund may comply with this 80% policy by investing in a partnership, trust, regulated investment company or other entity which invests in such Municipal Securities, in which case the Fund's investment in such entity shall be deemed to be an investment in the underlying Municipal Securities in the same proportion as such entity's investment in such Municipal Securities bears to its net assets.

The Fund may not, as a matter of fundamental policy, purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the Act, the rules and regulations thereunder, or any applicable exemptive relief.

ADDITIONAL FUNDAMENTAL INVESTMENT POLICIES

Each Fund may not, as a matter of fundamental policy:

1. Underwrite any issue of securities issued by other persons within the meaning of the Securities Act of 1933, as amended (the "1933 Act") except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.

2. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

3. Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5. Make loans, except to the extent permitted by the Act, the rules and regulations thereunder and any applicable exemptive relief.

6. Borrow money or issue senior securities except to the extent permitted by the Act, the rules and regulations thereunder and any applicable exemptive relief.

NON-FUNDAMENTAL INVESTMENT POLICIES

The following investment limitations with respect to THE CONNECTICUT FUND, MASSACHUSETTS FUND, NEW JERSEY FUND, NEW YORK FUND, RHODE ISLAND FUND and INTERMEDIATE TAX-EXEMPT FUND may be changed by the Trust's Board of Trustees without shareholder approval:

                                        e

1. A Fund may not sell securities short, maintain a short position, or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

2. A Fund may not write or sell put options, call options, straddles, spreads or any combination thereof, except that a Fund may, to the extent consistent with its investment goal and policies, write covered call options and purchase and sell other options.

3. A Fund may not purchase securities of companies for the purpose of exercising control.

4. A Fund may not purchase the securities of other investment companies except as permitted by the 1940 Act.

The following investment limitations with respect to the NEW JERSEY FUND, NEW YORK FUND and RHODE ISLAND FUND may be changed by the Trust's Board of Trustees without shareholder approval:

5. 1. Each of the New Jersey Fund, New York Fund and Rhode Island Fund may not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, except that up to 50% of the value of the Fund's total assets may be invested without regard to this 5% limitation, provided that no more than 25% of the value of the Fund's total assets are invested in the securities of any one issuer. A Fund may not invest more than 15% of its net assets in illiquid securities.

2. Each Fund may invest in foreign securities to the extent consistent with its investment goal and policies.

The following investment limitations with respect to the CONNECTICUT FUND, MASSACHUSETTS FUND and INTERMEDIATE TAX-EXEMPT FUND may be changed by the Trust's Board of Trustees without shareholder approval:

1.    No Fund may invest in warrants.

2. No Fund may invest in illiquid securities in an amount exceeding, in the aggregate, 15% of that Fund's net assets.

3. No Fund may purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, member or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, members and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

4. No Fund may invest in interests in oil, gas or other mineral exploration or development programs. No Fund may invest in oil, gas or mineral leases.

Municipal Securities purchased by the Funds will consist primarily of issues which are rated at the time of purchase within the four highest rating categories assigned by S&P or Moody's or unrated instruments determined by the advisor to be of comparable quality. Municipal Securities rated within the four highest rating categories assigned by S&P (AAA, AA, A and BBB) or Moody's (Aaa, Aa, A and Baa) are considered to be investment grade. Municipal Securities rated in the lowest of the four highest rating categories assigned by S&P or Moody's are considered to have speculative characteristics, even though they are of investment grade quality, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade Municipal Securities. Such Municipal Securities will be purchased (and retained) only when the Advisor believes the issuers have an adequate capacity to pay interest and repay principal. If the ratings of a particular Municipal Security purchased by a Fund are subsequently downgraded below the four highest ratings categories assigned by S&P or Moody's, such factor will be considered by the Advisor in its evaluation of the overall merits of that Municipal Security, but such ratings will not necessarily result in an automatic sale of the Municipal Security unless the Municipal Security, together with any other securities held by the Fund that are rated below investment grade, exceed 5% of the Fund's net assets. Under normal market and economic conditions, at least 65% of each Fund's total assets will be invested in Municipal Securities rated in the three highest rating categories assigned by S&P or Moody's. See Appendix I to Part 2 of this Statement of Additional Information for a description of S&P's and Moody's rating categories.

Although no Fund presently intends to do so on a regular basis, each Fund may invest more than 25% of its assets in Municipal Securities the interest on which is paid solely from revenues on similar projects if such investment is deemed necessary or appropriate by the Advisor. To the extent that a Fund's assets are concentrated in Municipal Securities payable from revenues on similar projects, the Fund will be subject to the particular risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

Among other instruments, the Funds may purchase short-term general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, commercial paper, construction loan notes and other forms of short-term loans that, with

                                        f
respect to the Intermediate Tax-Exempt Fund, Connecticut Fund and Massachusetts Fund, are rated in the two highest rating categories assigned by a rating agency with respect to such instruments or, if unrated, determined by the advisor to be of comparable quality. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Funds may invest in long-term tax-exempt instruments, such as municipal bonds and private activity bonds to the extent consistent with the limitations set forth in the Prospectuses.

Investments in private activity bonds will not be treated as investments in Municipal Securities for purposes of the 80% requirement mentioned above and, under normal conditions, will not exceed 20% of a Fund's total assets when added together with any taxable investments held by the Fund.

The Funds currently intend to limit the lending of their portfolio securities so that, at any given time, securities loaned by a Fund represent not more than one-third of the value of its total assets.

Each Fund may purchase restricted securities, which are any securities in which the Fund may otherwise invest pursuant to its investment goal and policies but which are subject to restrictions on resale under the federal securities laws. Certain restricted securities may be considered liquid pursuant to guidelines established by the Board of Trustees. To the extent restricted securities are deemed illiquid, each Fund will limit its purchase, together with other securities considered to be illiquid, to 15% of its net assets.

Each Fund currently expects that forward commitments, when-issued purchases and delayed settlements will not exceed 25% of the value of a Fund's total assets absent unusual market conditions. In the event a Fund's forward commitments, when-issued purchases and delayed settlements ever exceeded 25% of the value of its total assets, the Fund's liquidity and the ability of the Advisor to manage the Fund might be adversely affected. The Funds do not intend to engage in when-issued purchases, forward commitments and delayed settlements for speculative purposes, but only in furtherance of their investment goals.

A Fund will not invest more than 10% of its total assets in asset-backed securities.

Each of the Intermediate Tax-Exempt Fund, Connecticut Fund and Massachusetts Fund may also invest in mortgage-backed securities not issued by governmental issuers which are rated in one of the top three rating categories by S&P, Moody's or Fitch Ratings, or if unrated, determined by the Advisor to be of comparable quality.

Each Fund will only enter into repurchase agreements with financial institutions such as banks and broker/dealers which are deemed to be creditworthy by the Advisor. None of the Funds will enter into repurchase agreements with the Advisor or any of its affiliates. Investments by the Funds in repurchase agreements will be, under normal market conditions, subject to such Fund's 20% overall limit on taxable obligations.

Each of the Intermediate Tax-Exempt Fund, Connecticut Fund and Massachusetts Fund may write covered call options provided that the aggregate value of such options does not exceed 10% of such Fund's net assets as of the time such Fund enters into such options. These Funds may write covered call options for hedging purposes only and will not engage in option writing strategies for speculative purposes.

Each of the New Jersey Fund, New York Fund and Rhode Island Fund may purchase and sell municipal bond index futures contracts as a hedge against changes in market conditions. Each of these Funds may also enter into contracts for the future delivery of fixed income securities commonly known as interest rate futures contracts. These Funds will not engage in futures transactions for speculation, but only to hedge against changes in the market values of securities which the Funds hold or intend to purchase. Each of these Funds will limit its hedging transactions in futures contracts so that, immediately after any such transaction, the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract is traded does not exceed 5% of the Fund's total assets after taking into account any unrealized profits and unrealized losses on the Fund's open contracts. In addition, no more than one-third of each of these Fund's total assets may be covered by such contracts.

Subject to applicable laws, each of the Intermediate Tax-Exempt Fund, Connecticut Fund and Massachusetts Fund may enter into bond and interest rate futures contracts and, for hedging purposes only, purchase and write options on futures contracts. These Funds intend to use futures contracts only for bona fide hedging purposes.

                                        g

The New Jersey Fund, New York Fund and Rhode Island Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method.

Because the Intermediate Tax-Exempt Fund, Connecticut Fund and Massachusetts Fund may buy and sell securities denominated in currencies other than the U.S. dollar, these Funds from time to time may enter into foreign currency exchange transactions to convert the U.S. dollar to foreign currencies, to convert foreign currencies to the U.S. dollar and to convert foreign currencies to other foreign currencies. These Funds also may engage in currency swaps.

The Connecticut Fund, Massachusetts Fund and Intermediate Tax-Exempt Fund may invest in securities issued by other investment companies and foreign investment trusts. Each of these Funds may also invest up to 5% of its total assets in closed-end investment companies that primarily hold securities of non-U.S. issuers.

Except as stated otherwise, if a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to borrowings, if a Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

Each Fund may follow non-fundamental operating policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectuses and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act.

CONNECTICUT TAX CONSIDERATIONS

Dividends paid by the Connecticut Fund that qualify as exempt-interest dividends for federal income tax purposes are not subject to the Connecticut personal income tax imposed on resident and non-resident individuals, trusts and estates to the extent that they are derived from Connecticut Municipal Securities (as defined above). Other Fund dividends and distributions, whether received in cash or additional shares, may be subject to this tax, except that, in the case of shareholders who hold their shares of the Fund as capital assets, distributions treated as capital gain dividends for federal income tax purposes are not subject to the tax to the extent that they are derived from obligations issued by or on behalf of the State of Connecticut, its political subdivisions, or any public instrumentality, state or local authority, district or similar public entity created under the laws of Connecticut. Dividends and distributions paid by the Fund that constitute items of tax preference for purposes of the federal alternative minimum tax, other than any derived from Connecticut Municipal Securities, could cause liability for the net Connecticut minimum tax applicable to investors subject to the Connecticut personal income tax who are required to pay the federal alternative minimum tax. Dividends paid by the Fund, including those that qualify as exempt-interest dividends for federal income tax purposes, are taxable for purposes of the Connecticut Corporation Business Tax; however, 70% of amounts that are treated as dividends and not as exempt-interest dividends or capital gain dividends for federal income tax purposes are deductible for purposes of this tax, but no deduction is allowed for expenses related thereto. Shares of the Fund are not subject to property taxation by Connecticut or its political subdivisions.

MASSACHUSETTS TAX CONSIDERATIONS

Distributions by the Massachusetts Fund to its shareholders are exempt from Massachusetts personal income taxation to the extent they are derived from (and designated by the Fund as being derived from) (i) interest on Massachusetts Municipal Securities (as defined above), (ii) capital gains realized by the Fund from the sale of certain Massachusetts Municipal Securities, or (iii) interest on U.S. Government obligations exempt from state income taxation. Distributions from a Fund's other net investment income and short-term capital gains will be taxable as ordinary income. Distributions from a Fund's net long-term capital gains will be taxable as long-term capital gains regardless of how long the shareholder has owned Fund shares. The tax treatment of distributions is the same whether distributions are paid in cash or in additional shares of the Fund. Shareholders should consult their tax advisers with respect to the Massachusetts tax treatment of capital gain distributions from each Fund.

Distributions by the Massachusetts Fund to corporate shareholders, including exempt-interest dividends, may be subject to Massachusetts corporate excise tax. Fund shares are not, however, subject to property taxation by Massachusetts or its political subdivisions.

                                        h

NEW JERSEY TAX CONSIDERATIONS

It is anticipated that substantially all dividends paid by the New Jersey Fund will not be subject to New Jersey personal income tax. In accordance with the provisions of New Jersey law as currently in effect, distributions paid by a "qualified investment fund" will not be subject to the New Jersey personal income tax to the extent that the distributions are attributable to income received as interest or gain from New Jersey Municipal Securities (as defined above), or as interest or gain from direct U.S. Government obligations. Distributions by a "qualified investment fund" that are attributable to most other sources will be subject to the New Jersey personal income tax. Shares of the Fund are not subject to property taxation by New Jersey or its political subdivisions.

The New Jersey personal income tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, dividends and distributions from a "qualified investment fund" are included in the net income tax base for purposes of computing the Corporation Business Tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corporation Business Tax.

NEW YORK TAX CONSIDERATIONS

With respect to the New York Fund, exempt-interest dividends (as defined for federal income tax purposes), derived from interest on New York Municipal Securities (as defined above) will be exempt from New York State and New York City personal income taxes (but not corporate franchise taxes), provided the interest on such obligations is and continues to be exempt from applicable federal income taxes and New York State and New York City personal income taxes. To the extent that investors are subject to state and local taxes outside of New York State and New York City, dividends paid by the Fund will generally be taxable income for purposes thereof. Dividends and distributions derived from income (including capital gains on all New York Municipal Securities) other than interest on New York Municipal Securities described above are not exempt from New York State and New York City taxes. Interest or indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible for federal income tax purposes or for New York State or New York City personal income tax purposes.

RHODE ISLAND TAX CONSIDERATIONS

The Rhode Island Fund has received a ruling from the Rhode Island Division of Taxation to the effect that distributions by it to its shareholders are exempt from Rhode Island personal income taxation and the Rhode Island business corporation tax to the extent they are derived from (and designated by the Fund as being derived from) interest earned on Rhode Island Municipal Securities (as defined above) or obligations of the United States. Distributions from the Fund's other net investment income and short-term capital gains will be taxable as ordinary income. Distributions from the Fund's net long-term capital gains will be taxable as long-term capital gains regardless of how long the shareholder has owned Fund shares. The tax treatment of distributions is the same whether distributions are paid in cash or in additional shares of the Fund.

The Rhode Island Fund will be subject to the Rhode Island business corporation tax on its "gross income" apportioned to the State of Rhode Island. For this purpose, gross income does not include interest income earned by the Fund on Rhode Island Municipal Securities and obligations of the United States, capital gains realized by the Fund on the sale of certain Rhode Island Municipal Securities, and 50 percent of the Fund's other net capital gains.

PORTFOLIO TURNOVER

During the twelve month period ended October 31, 2003, the Intermediate Tax-Exempt Fund, New Jersey Fund and New York Fund experienced a lower rate of portfolio turnover than during the previous fiscal year. This was due largely to the restructuring of each Fund, during the twelve month period ended October 31, 2002, from a long-term maturity portfolio to an intermediate-term portfolio.

Portfolio turnover is included in the Prospectuses under "Financial Highlights." Each Fund may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with the Fund's investment goal. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover may cause the Funds to realize capital gains which, if realized and distributed by the Funds, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds.

FUND CHARGES AND EXPENSES

      Effective February 9, 2005, under the Funds' management contracts, each Fund pays the Advisor a monthly fee based on the average daily net assets of the Fund at the annual rate of:

Average Daily Net Assets                                        Rate
------------------------                                       ------
Net assets under $500 million                                  0.480%
Net assets of $500 million but less than $1 billion            0.430%
Net assets of $1 billion but less than $1.5 billion            0.400%
Net assets of $1.5 billion but less than $3 billion            0.370%
Net assets of $3 billion but less than $6 billion              0.360%
Net assets in excess of $6 billion                             0.350%

      Previously, the Advisor had, with respect to the period from November 1, 2004 to February 9, 2005, waived a portion of its fees, so that it retained fees at the rates shown above.

      Prior to November 1, 2003, the Advisor was entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of each Fund. In addition, the Advisor waived fees as follows: 0.20% of the first $500 million of average daily net assets, plus 0.25% of the next $500 million of average daily net assets, plus 0.30% of the next $500 million of average daily net assets, plus 0.35% of the next $500 million of average daily net assets, plus 0.40% of average daily net assets in excess of $2 billion.

      Effective November 1, 2003, the Board of Trustees approved a new management fee structure for the Funds as follows: 0.55% of the first $500 million of average daily net assets, plus 0.50% of the next $500 million of average daily net assets, plus 0.45% of the next $500 million of average daily net assets, plus 0.40% of the next $500 million of average daily net assets, plus 0.35% of average daily net assets in excess of $2 billion.

      Under each Fund's administration agreement, the Fund pays the Advisor a monthly fee at the annual rate of 0.0670% of the average daily net assets of the Fund. Prior to November 15, 2002, the administration agreement was computed daily and paid monthly at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by Galaxy, 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets, 0.0525% of the next $9 billion of combined average daily net assets, and 0.05% of combined average daily net assets in excess of $30 billion.

      The Advisor is responsible for providing accounting and bookkeeping services to the Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (outsourcing agreement), the Advisor has delegated those functions to State Street Corporation (formerly named State Street Bank and Trust Company).The Advisor pays fees to State Street under the outsourcing agreement.

      Under its pricing and bookkeeping agreement with the Funds, the Advisor receives from the Funds an annual fee based on the average daily net assets of each Fund as follows: $25,000 under $50 million; $35,000 of $50 million but less than $200 million; $50,000 of $200 million but less than $500 million; $85,000 of $500 million but less than $1 billion and $125,000 in excess of $1 billion. The annual fees for a Fund with more than 25% in non-domestic assets will be 150% of the annual fees described above.

      Each Fund reimburses the Advisor for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.

      Effective November 1, 2003, under the shareholders' servicing and transfer agency fee arrangement between CMS and the Funds, each Fund pays $34 per open account plus a Fund's allocated share of reimbursement for the out-of-pocket expenses of CMS.

      Prior to November 1, 2003, each Fund paid a fee to CMS as follows:

            -     A new account set up charge of $5.00 per account; plus

            - An account maintenance fee of $14.00 per annum for each open non-networked account, $11.00 per annum for each of the first 100,000 networked accounts, and $8.00 per annum for each networked account in excess of the first 100,000, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

                                        j

            - An account fee of $14.00 per annum for each of the first 100,000 closed accounts and $11.00 per annum for each closed account in excess of the first 100,000, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

            - The Fund's allocated share of CMS' out-of-pocket expenses reasonably incurred by CMS in performing its duties and responsibilities pursuant to this arrangement.

There is a minimum annual fee per Fund of $5,000.

PFPC Inc. ("PFPC") (formerly know as First Data Investor Services Group, Inc.), located at 4400 Computer Drive, Westborough, Massachusetts 01581-5108, served as the administrator and transfer and dividend disbursing agent for the Predecessor Funds until July 22, 2002. PFPC is an indirect majority-owned subsidiary of PNC Bank Corp.

RECENT FEES PAID TO THE ADVISOR, PFPC AND OTHER SERVICE PROVIDERS

The following tables present recent fees paid to the Advisor, PFPC and other service providers by the relevant Predecessor Funds.

                                                             CONNECTICUT FUND
                                                          YEARS ENDED OCTOBER 31,
                                                  ---------------------------------------
                                                  2005             2004           2003
                                                  ----             ----           ----
Advisory fee                                                    $1,120,223     $1,487,334
Advisory fee waiver                                                    N/A        393,332
Pricing and Bookkeeping Fees                                        65,585         66,550
Waivers by Distributor (Class C)                                    44,082         27,133
Administration fee (net of fee waivers)                            136,464        133,269
Shareholder service and Transfer Agent fee                             N/A            N/A
  Transfer Agent fee Class A                                         3,595             --
  Transfer Agent fee Class B                                         1,927             --
  Transfer Agent fee Class C                                         4,083             --
  Transfer Agent fee Class G                                           109             --
  Transfer Agent fee Class T                                        11,480             --
  Transfer Agent fee Class Z                                        45,522             --
  Service fee Class A                                               27,219         13,809
  Service fee Class B                                               14,670          6,709
  Service fee Class C                                               31,487         19,085
  Service fee Class G                                                  497            560
  Shareholder Service fee Class T                                   52,412         56,227
  Distribution fee Class B                                          44,010         20,197
  Distribution fee Class C                                          94,461         57,719
  Distribution fee Class G                                           2,155          2,396

                                                                   MASSACHUSETTS FUND
                                                                 YEARS ENDED OCTOBER 31,
                                                                -------------------------
                                                                   2004           2003
                                                                   ----           ----
Advisory fee                                                    $2,022,846     $2,955,813
Advisory fee waiver                                                    N/A        788,217
Pricing and Bookkeeping Fees                                        83,247         86,047
Waivers by Distributor (Class C)                                    27,677         14,625
Administration fee (net of fee waivers)                            246,419        264,053
Shareholder service and Transfer Agency fee                            N/A            N/A
  Transfer Agent fee Class A                                         2,726             --
  Transfer Agent fee Class B                                         1,174             --
  Transfer Agent fee Class C                                         2,354             --
  Transfer Agent fee Class G                                           402             --
  Transfer Agent fee Class T                                        21,303             --
  Transfer Agent fee Class Z                                        82,217             --
  Service fee Class A                                               23,197          7,876
  Service fee Class B                                                9,870          4,748
  Service fee Class C                                               19,769         10,449
  Service fee Class G                                                1,984          2,352

                                        k

  Shareholder Service fee Class T                                  106,775        123,686
  Distribution fee Class B                                          29,611         14,283
  Distribution fee Class C                                          59,307         31,353
  Distribution fee Class G                                           8,597         10,191

                                                              NEW JERSEY FUND
                                                          YEARS ENDED OCTOBER 31,
                                                  ---------------------------------------
                                                  2005             2004           2003
                                                  ----             ----           ----
Advisory fee                                                    $  482,269     $  669,167
Advisory fee waiver                                                    N/A        176,571
Pricing and Bookkeeping Fees                                        56,197         54,896
Waivers by Distributor (Class C)                                    15,664          7,516
Waivers by Transfer Agent (Class A)                                      4             --
Waivers by Transfer Agent (Class B)                                      2             --
Waivers by Transfer Agent (Class C)                                      6             --
Waivers by Transfer Agent (Class G)                                     19            115
Waivers by Transfer Agent (Class T)                                      9             --
Waivers by Transfer Agent (Class Z)                                     82             --
Administration fee (net of fee waivers)                             58,749         59,960
Shareholder service and Transfer Agent fee                             N/A            N/A
  Transfer Agent fee Class A                                         1,288             --
  Transfer Agent fee Class B                                           956             --
  Transfer Agent fee Class C                                         1,689             --
  Transfer Agent fee Class G                                           102             --
  Transfer Agent fee Class T                                         3,368             --
  Transfer Agent fee Class Z                                        23,864             --
  Service fee Class A                                                8,876          2,511
  Service fee Class B                                                4,812          2,380
  Service fee Class C                                               11,189          5,387
  Service fee Class G                                                  296            306
  Shareholder Service fee Class T                                   11,186         11,264
  Distribution fee Class B                                          14,437          7,140
  Distribution fee Class C                                          33,565         16,135
  Distribution fee Class G                                           1,282          1,328

                                                                NEW YORK FUND
                                                           YEARS ENDED OCTOBER 31,
                                                  ---------------------------------------
                                                  2005             2004           2003
                                                  ----             ----           ----
Advisory fee                                                    $  686,258     $  874,882
Advisory fee waiver                                                    N/A        233,351
Pricing and Bookkeeping Fees                                        51,432         50,645
Waivers by Distributor (Class C)                                    11,291          3,961
Waivers by Transfer Agent (Class A)                                     15             --
Waivers by Transfer Agent (Class B)                                      7             --
Waivers by Transfer Agent (Class C)                                      6             --
Waivers by Transfer Agent (Class G)                                     47            272
Waivers by Transfer Agent (Class T)                                     45             --
Waivers by Transfer Agent (Class Z)                                    168             --
Administration fee (net of fee waivers)                             83,599         78,149
Shareholder service and Transfer Agent fee                             N/A            N/A
  Transfer Agent fee Class A                                         3,086             --
  Transfer Agent fee Class B                                         1,609             --
  Transfer Agent fee Class C                                         1,394             --
  Transfer Agent fee Class G                                           183             --
  Transfer Agent fee Class T                                        10,787             --
  Transfer Agent fee Class Z                                        33,101             --
  Service fee Class A                                               19,561         12,432
  Service fee Class B                                                8,978          3,658
  Service fee Class C                                                8,065          2,835

                                        l

  Service fee Class G                                                  450            544
  Shareholder Service fee Class T                                   34,238         39,780
  Distribution fee Class B                                          26,935         10,974
  Distribution fee Class C                                          24,195          8,515
  Distribution fee Class G                                           1,952          2,357

                                                            RHODE ISLAND FUND
                                                          YEARS ENDED OCTOBER 31,
                                                  ---------------------------------------
                                                  2005             2004           2003
                                                  ----             ----           ----
Advisory fee                                                    $  722,605     $1,081,869
Advisory fee waiver                                                    N/A        288,535
Pricing and Bookkeeping Fees                                        54,186         55,198
Waivers by Distributor (Class C)                                     6,594          3,551
Administration fee (net of fee waivers)                             88,026         96,642
Shareholder service and Transfer Agency fee                            N/A            N/A
  Transfer Agent fee Class A                                           170             --
  Transfer Agent fee Class B                                           188             --
  Transfer Agent fee Class C                                           418             --
  Transfer Agent fee Class G                                            94             --
  Transfer Agent fee Class T                                         5,468             --
  Transfer Agent fee Class Z                                        22,726             --
  Service fee Class A                                                2,006            513
  Service fee Class B                                                2,184            752
  Service fee Class C                                                4,710          2,554
  Service fee Class G                                                  629            700
  Shareholder Service fee Class T                                      N/A            N/A
  Distribution fee Class B                                           6,551          2,256
  Distribution fee Class C                                          14,129          7,638
  Distribution fee Class G                                           2,723          3,034

                                                        INTERMEDIATE TAX-EXEMPT FUND
                                                           YEARS ENDED OCTOBER 31,
                                                  ---------------------------------------
                                                  2005             2004           2003
                                                  ----             ----           ----
Advisory fee                                                    $2,998,135     $4,326,111
Advisory fee waiver                                                    N/A      1,194,121
Pricing and Bookkeeping Fees                                       129,576        128,407
Waivers by Distributor (Class A)                                       N/A          8,568
Waivers by Distributor (Class B)                                       N/A          4,598
Waivers by Distributor (Class C)                                     9,486          6,089
Waivers by Transfer Agent (Class A)                                     36            N/A
Waivers by Transfer Agent (Class B)                                    156            920
Waivers by Transfer Agent (Class C)                                     32            102
Waivers by Transfer Agent (Class G)                                      3            N/A
Waivers by Transfer Agent (Class T)                                     35            N/A
Waivers by Transfer Agent (Class Z)                                    796            N/A
Administration fee (net of fee waivers)                            368,250        386,964
Shareholder service and Transfer Agency Fee:                           N/A            N/A
  Transfer Agent fee Class A                                         8,647             --
  Transfer Agent fee Class B                                         1,270             --
  Transfer Agent fee Class C                                           833             --
  Transfer Agent fee Class G                                           628
  Transfer Agent fee Class T                                         9,720             --
  Transfer Agent fee Class Z                                       170,269             --
  Service fee Class A                                               44,249         42,792
  Service fee Class B                                                5,829          7,663
  Service fee Class C                                                4,205          2,537
  Service fee Class G                                                2,083          3,480
  Shareholder Service fee Class T                                   33,729         36,455
  Distribution fee Class B                                          18,945         22,988

                                        m

  Distribution fee Class C                                          13,690          7,609
  Distribution fee Class G                                           9,025         15,078

Prior to March 1, 2001, Summit Bank Investment Management Division, a division of Summit Bank ("Summit Bank"), served as the investment adviser to the Predecessor Pillar Fund. Summit Bank was a wholly-owned subsidiary of Summit Bancorp. On March 1, 2001, FleetBoston Financial Corporation, the Advisor's parent corporation, acquired Summit Bancorp and thereafter, the Advisor succeeded Summit Bank as the investment adviser to the Predecessor Pillar Fund. The Predecessor Pillar Fund was reorganized into the Galaxy Pennsylvania Fund on August 27, 2001.

Summit Bank served as investment adviser to the Predecessor Pillar Fund pursuant to an investment advisory agreement dated April 28, 1996 (the "Prior Pillar Agreement"). Pursuant to the terms of the Prior Pillar Agreement, Summit Bank was entitled to receive fees, accrued daily and paid monthly, at the annual rate of 0.60% of the average daily net assets of the Predecessor Pillar Fund. In addition, Summit Bank waived investment advisory fees and/or reimbursed expenses to help the Predecessor Pillar Fund maintain competitive expense ratios.

Prior to the Boston 1784 Reorganization, each Predecessor Boston 1784 Fund was advised by Fleet National Bank (formerly, BankBoston N.A. ("BankBoston")). BankBoston was a wholly-owned subsidiary of BankBoston Corporation. On October 1, 1999, BankBoston Corporation merged into Fleet Financial Group, Inc. to form FleetBoston Financial Corporation (the "Holding Company Merger"). As a result of the Holding Company Merger, BankBoston became a subsidiary of FleetBoston Financial Corporation and an affiliate of the Adviser and was renamed Fleet National Bank ("FNB").

FNB served as investment adviser to each Predecessor Boston 1784 Fund pursuant to an investment advisory agreement dated June 1, 1993 (the "Prior Boston 1784 Agreement"). Pursuant to the terms of the Prior Boston 1784 Agreement, FNB was entitled to receive fees, accrued daily and paid monthly, at the annual rate of 0.74% of the average daily net assets of each Fund. In addition, FNB agreed to waive investment advisory fees and/or reimburse expenses to help the Predecessor Boston 1784 Funds maintain competitive expense ratios.

Prior to the Pillar Reorganization, SEI Investments Mutual Funds Services ("SEI") served as the administrator to the Predecessor Pillar Fund. For its services, SEI received a fee, calculated daily and paid monthly, at the following annual rates based on the aggregate average daily net assets of The Pillar Funds (other than the Institutional Select Money Market Fund and U.S. Treasury Securities Plus Money Market Fund): 0.20% of the first $3.5 billion of aggregate net assets; 0.16% of the next $1.5 billion of aggregate net assets; 0.14% of the next $1.5 billion of aggregate net assets; and 0.12% of aggregate net assets in excess of $6.5 billion.

Prior to the Boston 1784 Reorganization, SEI served as the administrator to the Predecessor Boston 1784 Funds. For its services, SEI received a fee calculated daily and paid monthly, at an annual rate of 0.085% of the first $5 billion of the Boston 1784 Funds' combined average daily net assets and 0.045% of combined average daily net assets in excess of $5 billion. SEI also agreed to waive portions of its fees from time to time.

TRUSTEES AND TRUSTEES' FEES

The Fund Complex consists of the following funds:

The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia Funds Trust VII, the series of Liberty Variable Investment Trust and 8 closed-end or interval management investment company portfolios (the "Liberty Funds").

The series of Columbia Funds Trust VIII, the series of Columbia Funds Trust IX, the series of Columbia Funds Trust XI and the series of SteinRoe Variable Investment Trust (the "Stein Roe Funds").

Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (the "All-Star Funds").

Columbia Management Multi-Strategy Hedge Fund, LLC.

Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth

                                        n

Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust (the "Columbia Funds").

The series of The Galaxy Funds (the "Galaxy Funds").

The series of Columbia Acorn Trust and the series of Wanger Advisors Trust (the "Acorn Funds" and "WAT Funds," respectively).

The Advisor or its affiliates pay the compensation of all the officers of the funds in the Fund Complex advised by the Advisor, including the Trustees who are affiliated with the Advisor. For the fiscal year ended _____________, 2005 and the calendar year ended December 31, 2004, the Trustees received the following compensation for serving as Trustees:

                                                                                       Aggregate
                                                Aggregate          Aggregate         Compensation         Aggregate
                                              Compensation        Compensation         from the         Compensation
                             Pension or         from the            from the           New Jersey       from the New
                             Retirement     Connecticut Fund     Massachusetts           Fund               York
                              Benefits       for the Fiscal       Fund for the      for the Fiscal      Fund for the
                              Accrued             Year               Fiscal              Year              Fiscal
                          as part of Fund         Ended            Year Ended            Ended           Year Ended
    Trustee                 Expenses(b)     October 31, 2005    October 31, 2005   October 31, 2005   October 31, 2005
                          ---------------   ----------------    ----------------   ----------------   ----------------
Douglas A. Hacker               N/A                [ ]                [ ]                 [ ]                [ ]
Janet Langford Kelly            N/A                [ ]                [ ]                 [ ]                [ ]
Richard W. Lowry                N/A                [ ]                [ ]                 [ ]                [ ]
William E. Mayer                N/A                [ ]                [ ]                 [ ]                [ ]
Charles R. Nelson               N/A                [ ]                [ ]                 [ ]                [ ]
John J. Neuhauser               N/A                [ ]                [ ]                 [ ]                [ ]
Patrick J. Simpson(c)           N/A                [ ]                [ ]                 [ ]                [ ]
Thomas E. Stitzel               N/A                [ ]                [ ]                 [ ]                [ ]
Thomas C. Theobald(d)           N/A                [ ]                [ ]                 [ ]                [ ]
Anne-Lee Verville (e)           N/A                [ ]                [ ]                 [ ]                [ ]
Richard L. Woolworth            N/A                [ ]                [ ]                 [ ]                [ ]

                                        o

                                                          Aggregate
                                     Aggregate        Compensation from
                                 Compensation from     the Intermediate       Total Compensation from
                                 the Rhode Island            Tax-                the Fund Complex
                                   Fund for the      Exempt Fund for the   Paid to the Trustees for the
                                Fiscal Year Ended     Fiscal Year Ended        Calendar Year Ended
     Trustee                     October 31, 2005      October 31, 2005        December 31, 2004(a)
                                ------------------   -------------------   ----------------------------
Douglas A. Hacker                       [ ]                  [ ]                      135,000
Janet Langford Kelly                    [ ]                  [ ]                      148,500
Richard W. Lowry                        [ ]                  [ ]                      150,700
William E. Mayer                        [ ]                  [ ]                      166,700
Charles R. Nelson                       [ ]                  [ ]                      141,500
John J. Neuhauser                       [ ]                  [ ]                      158,284
Patrick J. Simpson(c)                   [ ]                  [ ]                      129,000
Thomas E. Stitzel                       [ ]                  [ ]                      149,000
Thomas C. Theobald(d)                   [ ]                  [ ]                      172,500
Anne-Lee Verville (e)                   [ ]                  [ ]                      157,000
Richard L. Woolworth                    [ ]                  [ ]                      131,000

(a) As of December 31, 2004, the Fund Complex consisted of 127 open-end and 11 closed-end management investment company portfolios.

(b) The Funds do not currently provide pension or retirement plan benefits to the Trustees.

(c) During the fiscal year ended October 31, 2005 and the calendar year ended December 31, 2004, Mr. Simpson deferred $______ , $______, $______,
      $______, $______, $______, $1______, and $______ of his compensation from the Connecticut, Massachusetts, New Jersey, New York, Rhode Island and Intermediate Tax-Exempt Funds, respectively, and $_______ of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Simpson's account under that plan was $143,646.

(d) During the fiscal year ended October 31, 2005 and the calendar year ended December 31, 2004, Mr. Theobald deferred $______ , $______, $______,
      $______, $______, $______, $1______, and $______ of his compensation from the Connecticut, Massachusetts, New Jersey, New York, Rhode Island and Intermediate Tax-Exempt Funds, respectively, and $________ of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Theobald's account under that plan was $157,328.

(e) During the fiscal year ended October 31, 2005 and the calendar year ended December 31, 2004, Ms. Verville deferred deferred $______ , $______, $______, $______, $______, $______, $1______, and $______ of her
      compensation from the Connecticut, Massachusetts, New Jersey, New York, Rhode Island and Intermediate Tax-Exempt Funds, respectively, and $_________ of her total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Ms. Verville's account under that plan was $653,275.

ROLE OF THE BOARD OF TRUSTEES

The Trustees of the Funds are responsible for the overall management and supervision of the Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with service providers for the Funds and review the Funds' performance. The Trustees have created several committees to perform specific functions for the Funds. Mr. Theobald was elected Chairman of the Board of Trustees of the Liberty Funds, Stein Roe Funds and Columbia Funds effective December, 2003.

AUDIT COMMITTEE

Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Nelson and Neuhauser were members of the Audit Committee of the Board of Trustees of the Funds. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent auditors, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Funds and certain service providers. For the fiscal year ended October 31, 2005, the Audit Committee convened [ ] times.

GOVERNANCE COMMITTEE

Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald were members of the Governance Committee of the Board of Trustees of the Funds. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in

                                        p
carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Funds. For the fiscal year ended October 31, 2005, the Governance Committee convened [ ] times.

ADVISORY FEES & EXPENSES COMMITTEE

Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald were members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Funds. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. For the fiscal year ended October 31, 2005, the Advisory Fees & Expenses Committee convened [ ] times.

INVESTMENT OVERSIGHT COMMITTEES

Beginning in 2004, each Trustee of the Funds also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Fund Complex and gives particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of Funds in the Fund Complex which they review:

      IOC#1: Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing
             Funds in the following asset categories: Large Growth Diversified, Large Growth Concentrated, Small Growth, Outside Managed (i.e., sub-advised), Municipal and Bank Loan.

      IOC#2: Mr. Hackerand Ms. Verville are responsible for reviewing Funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed Income - Multi Sector, Fixed Income - Core and Young Investor.

      IOC#3: Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing Funds in the following asset categories: Large Value, Mid Cap Value, Small Value, Asset Allocation, High Yield and Money Market.

      IOC#4: Messrs. Nelson, Simpson and Woolworth are responsible for reviewing
             Funds in the following asset categories: Large/Multi-Cap Blend, Mid Cap Growth, Small Growth, Asset Allocation, Specialty Equity and Taxable Fixed Income.

                                        q

SHARE OWNERSHIP

The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004 (i) in each Fund and (ii) in the Funds in the Fund Complex.

                                 DOLLAR RANGE      DOLLAR RANGE OF
                                  OF EQUITY             EQUITY           DOLLAR RANGE OF
                                  SECURITIES          SECURITIES             EQUITY          DOLLAR RANGE OF
                                 OWNED IN THE        OWNED IN THE          SECURITIES       EQUITY SECURITIES
                                 CONNECTICUT        MASSACHUSETTS         OWNED IN THE      OWNED IN THE NEW
   NAME OF TRUSTEE                   FUND               FUND             NEW JERSEY FUND        YORK FUND
   ---------------               ------------      ---------------       ---------------    -----------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                     $0                  $0                   $0                  $0
Janet Langford Kelly                  $0                  $0                   $0                  $0
Richard W. Lowry                      $0                  $0                   $0                  $0
Charles R. Nelson                     $0                  $0                   $0                  $0
John J. Neuhauser                     $0                  $0                   $0                  $0
Patrick J. Simpson                    $0                  $0                   $0                  $0
Thomas E. Stitzel                     $0                  $0                   $0                  $0
Thomas C. Theobald                    $0                  $0                   $0                  $0
Anne-Lee Verville (a)                 $0                  $0                   $0                  $0
Richard L. Woolworth                  $0                  $0                   $0                  $0

INTERESTED TRUSTEES
William E. Mayer                      $0                  $0                   $0                  $0

                                 DOLLAR RANGE OF         DOLLAR RANGE OF
                                EQUITY SECURITIES       EQUITY SECURITIES         AGGREGATE DOLLAR RANGE OF
                                   OWNED IN THE            OWNED IN THE          EQUITY SECURITIES OWNED IN
                                   RHODE ISLAND          INTERMEDIATE TAX-          ALL FUNDS OVERSEEN BY
   NAME OF TRUSTEE                     FUND                 EXEMPT FUND          TRUSTEE IN THE FUND COMPLEX
   ---------------              -----------------       ------------------       ---------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                       $0                      $0                      Over $100,000
Janet Langford Kelly                    $0                      $0                      Over $100,000
Richard W. Lowry                        $0                      $0                      Over $100,000
Charles R. Nelson                       $0                $10,000-$50,000               Over $100,000
John J. Neuhauser                       $0                      $0                      Over $100,000
Patrick J. Simpson                      $0                      $0                      Over $100,000
Thomas E. Stitzel                       $0                      $0                      Over $100,000
Thomas C. Theobald                      $0                      $0                      Over $100,000
Anne-Lee Verville (a)                   $0                      $0                      Over $100,000
Richard L. Woolworth                    $0                      $0                      Over $100,000

INTERESTED TRUSTEES
William E. Mayer                        $0                      $0                     $50,001-$100,000

(a) Ms. Verville has elected to defer her compensation as a Trustee under the deferred compensation plan for independent Trustees of the Fund Complex. The value of her deferred compensation is determined as if the amounts had been invested, as of the date of deferral, in shares of one or more funds in the complex as specified by her. At December 31, 2004, the value of her deferred compensation account exceeded $100,000.

                                        r

BROKERAGE COMMISSIONS

There were no commissions paid on transactions by any of the Funds during the past fiscal year. See "Management of the Funds - Portfolio Transactions - Brokerage and research services" in Part 2 of this SAI.

The Trust is required to identify any securities of its "regular brokers or dealers" that each Fund has acquired during its most recent fiscal year. At October 31, 2004, no Fund held securities of their regular brokers or dealers.

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Funds' portfolio managers managed as of May 31, 2005.

                             OTHER SEC-REGISTERED
                            OPEN-END AND CLOSED-END           OTHER POOLED INVESTMENT
PORTFOLIO MANAGER                    FUNDS                            VEHICLES                     OTHER ACCOUNTS
-----------------           -----------------------           -----------------------          ----------------------
                            Number of                         Number of                        Number of
                            accounts         Assets           accounts         Assets           accounts       Assets
                            ---------        ------           ---------        ------          ---------       ------
Name[*]
Name
Name

[* Information for Mr./Ms. [    ], who began managing the Predecessor Fund after
its fiscal year end, is as of [recent practicable date].]

See "Management -- Portfolio Transactions -- Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how the Adviser addresses potential conflicts of interest resulting from an individual's management of more than one account.

OWNERSHIP OF SECURITIES

The table below shows the dollar ranges of shares of the Predecessor Funds beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio managers listed above at the end of each of the Predecessor Fund's most recent fiscal year:

                              Dollar Range of Equity Securities  in the Fund
Portfolio Manager             Beneficially Owned
-----------------             ----------------------------------------------
Name[*]

[* Information for Mr./Ms. [     ], who began managing the Fund after its most
recent fiscal year end, is as of [recent practicable date].]

COMPENSATION

As of the Predecessor Funds' most recent fiscal year end, the portfolio managers received all of their compensation from the Adviser and its parent company, Columbia Management Group, in the form of salary, bonus, stock options and restricted stock. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmark[s] noted below, emphasizing the manager's three- and five-year performance. The Adviser may also consider the portfolio manager's performance in managing client assets in sectors and industries assigned to the

                                        s
manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall business performance.

PORTFOLIO MANAGER                               PERFORMANCE BENCHMARK
-----------------                               ---------------------
[Name of Portfolio Manager]                     [Benchmark]

The size of the overall bonus pool each year is determined by Columbia Management Group and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser's profitability for the year, which is influenced by assets under management.

MANAGEMENT OF THE FUNDS

The Advisor is the investment advisor to the Funds. Columbia Management Advisors Inc (CMA) is a part of a larger organization known as Columbia Management Group, Inc., a U.S. financial holding company, which is a wholly owned subsidiary of [Bank of America], a national banking association, which in turn is a wholly owned subsidiary of [ ], CMA is located at 100 Federal Street, Boston, MA 02110.

SALES-RELATED EXPENSES (dollars in thousands) of CMD relating to the Fund as of the year ended October 31, 2004 [update?] were (in Dollars):

CONNECTICUT FUND

                                                         CLASS A   CLASS B   CLASS C   CLASS T   CLASS G
                                                         -------   -------   -------   -------   -------
Fees to FSFs                                                60        49        71        59        1
Allocated cost of sales material relating to the Fund
(including printing, mailing, and promotion expenses)        5         1         3        (a)      (a)
Allocated travel, entertainment and other promotional
expenses                                                     9         2         6         1       (a)

MASSACHUSETTS FUND

                                                         CLASS A   CLASS B   CLASS C   CLASS T   CLASS G
                                                         -------   -------   -------   -------   -------
Fees to FSFs                                                33        33       175       133        2
Allocated cost of sales material relating to the Fund
(including printing, mailing, and promotion expenses)        5         1         2         2       (a)
Allocated travel, entertainment and other promotional
expenses                                                    10         1         4         3       (a)

NEW JERSEY FUND

                                                         CLASS A   CLASS B   CLASS C   CLASS T   CLASS G
                                                         -------   -------   -------   -------   -------
Fees to FSFs                                                19        23        33        12       (a)
Allocated cost of sales material relating to the Fund
(including printing, mailing, and promotion expenses)        3         1         2       (a)       (a)
Allocated travel, entertainment and other promotional
expenses                                                     6         1         4       (a)       (a)

                                        t

NEW YORK FUND

                                                         CLASS A   CLASS B   CLASS C   CLASS T   CLASS G
                                                         -------   -------   -------   -------   -------
Fees to FSFs                                                37        27        23        40        1
Allocated cost of sales material relating to the Fund
(including printing, mailing, and promotion expenses)        4        (a)        2        (a)      (a)
Allocated travel, entertainment and other promotional
expenses                                                     8         1         3         1       (a)

RHODE ISLAND FUND

                                                         CLASS A   CLASS B   CLASS C   CLASS T   CLASS G
                                                         -------   -------   -------   -------   -------
Fees to FSFs                                                2         17        8        (a)        1
Allocated cost of sales material relating to the Fund
(including printing, mailing, and promotion expenses)      (a)        (a)      (a)       (a)       (a)
Allocated travel, entertainment and other promotional
expenses                                                    1          1        1         1        (a)

INTERMEDIATE TAX-EXEMPT BOND FUND

                                                         CLASS A   CLASS B   CLASS C   CLASS T   CLASS G
                                                         -------   -------   -------   -------   -------
Fees to FSFs                                                55        17        25        37        3
Allocated cost of sales material relating to the Fund
(including printing, mailing, and promotion expenses)        2        (a)        2        (a)      (a)
Allocated travel, entertainment and other promotional
expenses                                                     5        (a)        3         1       (a)

(a) Rounds to less than one.

SALES CHARGES

Columbia Funds Distributor, Inc. is the Funds' distributor. Prior to July 22, 2002, PFPC Distributors served as distributor for the Predecessor Funds. PFPC Distributors, an indirect wholly owned subsidiary of PNC Financial Services Group, is a registered broker-dealer with principal offices located at 400 Bellevue Parkway, Wilmington, Delaware 19809. PFPC Distributors was entitled to the payment of a front-end sales charge on the sale of Retail A Shares of the Predecessor Funds. During the last three fiscal years, CMD, PFPC Distributors, PDI and/or FD Distributors received front-end sales charges in connection with Class A Shares (formerly Retail A Shares) and Class T Shares (for the last fiscal year) purchases as follows (in dollars):

                                                             Year ended October 31, 2004 [update?]
CONNECTICUT FUND                                        CLASS A   CLASS B   CLASS C   CLASS G   CLASS T
                                                        -------   -------   -------   -------   -------
Aggregate initial sales charges on Fund share sales       $29       N/A       N/A       N/A       $1
Aggregate CDSC retained by CMD Fund share sales             2        10         5        (a)       0
Initial sales charges retained by CMD                       4       N/A       N/A       N/A       (a)

MASSACHUSETTS FUND                                      CLASS A   CLASS B   CLASS C   CLASS G   CLASS T
                                                        -------   -------   -------   -------   -------
Aggregate initial sales charges on Fund share sales       $82       N/A       N/A       N/A       $5
Aggregate CDSC retained by CMD Fund share sales            (a)       10         3         3        0
Initial sales charges retained by CMD                      11       N/A       N/A       N/A        1

NEW JERSEY FUND                                         CLASS A   CLASS B   CLASS C   CLASS G   CLASS T
                                                        -------   -------   -------   -------   -------
Aggregate initial sales charges on Fund share sales       $26       N/A       N/A        N/A      $2
Aggregate CDSC retained by CMD Fund share sales             5         4         6        (a)       0
Initial sales charges retained by CMD                       3       N/A       N/A        N/A      (a)

NEW YORK FUND                                           CLASS A   CLASS B   CLASS C   CLASS G   CLASS T
                                                        -------   -------   -------   -------   -------
Aggregate initial sales charges on Fund share sales       $10       N/A       N/A       N/A       $(a)
Aggregate CDSC retained by CMD Fund share sales             7        25         6        (a)        0
Initial sales charges retained by CMD                       1       N/A       N/A        N/A       (a)

                                        u

RHODE ISLAND FUND                                       CLASS A   CLASS B   CLASS C   CLASS G   CLASS T
                                                        -------   -------   -------   -------   -------
Aggregate initial sales charges on Fund share sales       $4        N/A       N/A       N/A       $(a)
Aggregate CDSC retained by CMD Fund share sales            0          5         2         2         0
Initial sales charges retained by CMD                     (a)       N/A       N/A       N/A        (a)

INTERMEDIATE TAX-EXEMPT FUND                            CLASS A   CLASS B   CLASS C   CLASS G   CLASS T
                                                        -------   -------   -------   -------   -------
Aggregate initial sales charges on Fund share sales       $32        N/A      N/A       N/A       $2
Aggregate CDSC retained by CMD Fund share sales             0          4       (a)        2        0
Initial sales charges retained by CMD                       5       N./A     N./A      N./A       (a)

(a) Rounds to less than one.

                                                             Year ended October 31, 2003 [update?]
CONNECTICUT FUND                                        CLASS A   CLASS B   CLASS C   CLASS G   CLASS T
                                                        -------   -------   -------   -------   -------
Aggregate CDSC retained by CMD Fund share sales              0     9,992     7,189       242     3,890
Initial sales charges retained by CMD                   15,407       N/A       N/A       N/A       444

MASSACHUSETTS FUND                                      CLASS A   CLASS B   CLASS C   CLASS G   CLASS T
                                                        -------   -------   -------   -------   -------
Aggregate CDSC retained by CMD Fund share sales           4,983    1,875     1,276       969     9,980
Initial sales charges retained by CMD                    17,305      N/A       N/A       N/A         0

NEW JERSEY FUND                                         CLASS A   CLASS B   CLASS C   CLASS G   CLASS T
                                                        -------   -------   -------   -------   -------
Aggregate CDSC retained by CMD Fund share sales              0     5,423     1,558      312        N/A
Initial sales charges retained by CMD                    6,404       N/A       N/A      N/A      2,723

NEW YORK FUND                                           CLASS A   CLASS B   CLASS C   CLASS G   CLASS T
                                                        -------   -------   -------   -------   -------
Aggregate CDSC retained by CMD Fund share sales          4,489       98        229       226      N/A
Initial sales charges retained by CMD                    6,274      N/A        N/A       N/A       40

RHODE ISLAND FUND                                       CLASS A   CLASS B   CLASS C   CLASS G   CLASS T
                                                        -------   -------   -------   -------   -------
Aggregate CDSC retained by CMD Fund share sales              0     1,693     4,275     1,554      N/A
Initial sales charges retained by CMD                    1,231       N/A       N/A       N/A        0

                                 RETAIL A SHARES
                    (Years ended October 31) [update years?]

                                                                                                  CONNECTICUT FUND
                                                                                               2002              2001
                                                                                               ----              ----
Aggregate initial sales charges on Predecessor Fund share sales                              $14,624            $1,093
Initial sales charges retained by PFPC Distributors, PDI and/or FD Distributors                    0                 0
Initial sales charges retained by CMD                                                        $47,162               N/A

                                                                                                  MASSACHUSETTS FUND
                                                                                               2002              2001
                                                                                               ----              ----
Aggregate initial sales charges on Predecessor Fund share sales                              $ 2,729           $13,687
Initial sales charges retained by PFPC Distributors, PDI and/or FD Distributors                    0                 0
Initial sales charges retained by CMD                                                        $32,049               N/A

                                                                                                     NEW JERSEY FUND
                                                                                                   2002            2001
                                                                                                   ----            ----
Aggregate initial sales charges on Predecessor Fund share sales                                   $2,915          $6,868
Initial sales charges retained by PFPC Distributors, PDI and/or FD Distributors                        0               0
Initial sales charges retained by CMD                                                             $4,238             N/A

                                                                                                       NEW YORK FUND
                                                                                                   2002             2001
                                                                                                   ----             ----
Aggregate initial sales charges on Predecessor Fund share sales                                  $   381          $39,244
Initial sales charges retained by PFPC Distributors, PDI and/or FD Distributors                        0                0
Initial sales charges retained by CMD                                                            $12,046              N/A

                                                                                                     RHODE ISLAND FUND
                                                                                                   2002            2001
                                                                                                   ----            ----
Aggregate initial sales charges on Predecessor Fund share sales                                   $   329         $25,101
Initial sales charges retained by PFPC Distributors, PDI and/or FD Distributors                         0               0
Initial sales charges retained by CMD                                                             $15,536             N/A

                                                                                                 INTERMEDIATE TAX-EXEMPT
                                                                                                           FUND
                                                                                                   2002            2001
                                                                                                   ----            ----
Aggregate initial sales charges on Predecessor Fund share sales                                  $     0           $  0
Initial sales charges retained by PFPC Distributors, PDI and/or FD Distributors                        0              0
Initial sales charges retained by CMD                                                            $14,942            N/A

Prior to July 22, 2002, PFPC Distributors was also entitled to the payment of contingent deferred sales charges upon the redemption of Retail B Shares of the Predecessor Funds.

12B-1 PLAN, SHAREHOLDER SERVICING PLAN, CDSCS AND CONVERSION OF SHARES

All of the Funds offer Class A, Class B, Class C, Class T, Class G and Class Z shares. The Funds may in the future offer other classes of shares.

The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act. Under the Plan, each Fund pays CMD monthly a service fee at an annual rate of 0.25% of each Fund's average daily net assets attributed to Class A, B and C shares except Intermediate Tax Exempt Bond Fund, which is 0.20%.

                                        w

      The Funds also pay CMD monthly a distribution fee at an annual rate of 0.75% of each Fund's average daily net assets attributed to Class B and Class C shares, except Intermediate Tax-Exempt Bond which is 0.65%.

      Each Fund having Class G shares may pay CMD distribution and service fees up to a maximum of 1.15% of such Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Each Fund does not intend to pay more than a total of 0.80% for Class G distribution and shareholder service fees during the current fiscal year.

      CMD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CMD's expenses, CMD may realize a profit from the fees.

      The Plan authorizes any other payments by the Funds to CMD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares. The Trustees believe the Plan could be a significant factor in the growth and retention of the Funds' assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

      Class T shares of the Funds are subject to a shareholder servicing fee pursuant to a Shareholder Servicing Plan. Under the Shareholder Servicing Plan, a Fund may enter into agreements with institutions pursuant to which an institution agrees to provide certain administrative and support services to its customers who are the beneficial owners of Class T shares. Services provided by such institutions to their customers include aggregating and processing purchase and redemption requests and placing net purchase and redemption orders. In return for providing these services, the Fund agrees to pay each institution a fee at an annual rate of up to 0.50% of the average daily net assets attributable to Class T shares owned beneficially by the institution's customers.

      Current service arrangements are limited to payments of 0.15% for all the Funds except the Rhode Island Fund, and 0.00% for the Rhode Island Fund.

      Under the Shareholder Servicing Plan, the Trustees must review, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which those expenditures were made. The initial term of the Shareholder Servicing Plan is one year and it will continue in effect from year to year after its initial one-year term provided that its continuance is specifically approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Shareholder Servicing Plan or in any agreement related to it. Any material amendment to the Shareholder Servicing Plan must be approved in the same manner. The Shareholder Servicing Plan is terminable at any time with respect to any Fund by a vote of a majority of the Independent Trustees. While the Shareholder Servicing Plan is in effect, only the Independent Trustees may select and nominate any future Independent Trustees.

      Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class G shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on when you purchased your shares that were exchanged for Class G shares. Class T shares are offered at net asset value plus varying sales charges which may include a CDSC. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectuses.

      No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

      A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee. See the Prospectus for a description of the different programs.

      A certain number of years, depending on when you purchased your shares that were exchanged for Class G shares, after the end of the month in which you purchased your shares that were exchanged for Class G shares, such Class G shares and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class T shares having an equal value, which are not subject to the distribution fee. See the Prospectus for a description of the different programs.

OWNERSHIP OF THE FUNDS

As of record on _____________, 2005, the Trustees and officers of the Trust as a group beneficially owned less than 1% of the then outstanding Classes A, B, C, T, G or Z of the Funds.

As of record on ______________, 2005, the following shareholders owned of record 5% or more of the shares of the classes of the Funds noted below:

INTERMEDIATE TAX-EXEMPT FUND

CLASS          ACCOUNT                                                  PERCENT (%)
  A            MERRILL LYNCH PIERCE FENNER & SMITH                        [15.24]
               FOR THE SOLE BENEFIT OF ITS CUSTOMERS
                4800 DEER LAKE DR E FL 2
                JACKSONVILLE FL  32246-6484

  A            UBS FINANCIAL SERVICES INC. FBO                             [5.04]
               MARGARET E DIPONIO
               14800 FARMINGTON RD STE 102
               LIVONIA MI  48154-5464

  B            PERSHING LLC                                                [7.75]
               P.O. BOX 2052
               JERSEY CITY NJ  07303-2052

  B            CITIGROUP GLOBAL MARKETS, INC.                             [11.69]
               333 W 34TH STREET
               NEW YORK NY  10001-2402

                                        y

  C            CITIGROUP GLOBAL MARKETS, INC.                              [6.71]
               333 W 34TH STREET
               NEW YORK NY  10001-2402

  C            MERRILL LYNCH PIERCE FENNER & SMITH                        [35.37]
               FOR THE SOLE BENEFIT OF ITS CUSTOMERS
                4800 DEER LAKE DR E FL 2
                JACKSONVILLE FL  32246-6484

  C            A G EDWARDS & SONS INC FBO                                 [11.07]
               RICHARD J MIELE &
               CARMEL L MIELE TBE
                1 N JEFFERSON AVE
                SAINT LOUIS MO  63103-2205

  C            NFSC FEBO                                                   [5.86]
               SIRIOS LIVINGSTON
               SOTERO SIRIUS JR
               1254 CAYAMACA  AVE
               CHULA VISTER, CA  91911-3553
               MINDEN LA  71055-7146

  G            ANTHONY COSTA &                                            [14.35]
               MARIA M COSTA JTWROS
               142 FREMONT ST
               TAUNTON MA  02780-1215

  G            ADP CLEARING & OUTSOURCING                                 [25.94]
               26 BROADWAY
               NEW YORK NY  10004-1703

  G            ADP CLEARING & OUTSOURCING                                 [11.91]
               26 BROADWAY
               NEW YORK NY  10004-1703

                                        z

  G            ADP CLEARING & OUTSOURCING                                  [7.50]
               26 BROADWAY
               NEW YORK NY  10004-1703

  G            HOWARD L LOVELACE &                                        [10.75]
               MARY E LOVELACE JT WROS
               15 NOTTINGHILL CT
               MANALAPAN NJ  07726-8685

  T            CHARLES SCHWAB & CO INC                                     [8.91]
               101 MONTGOMERY ST
               SAN FRANCISCO CA  94104-4122

  Z            GALES & CO                                                 [41.30]
               FLEET INVESTMENT SERVICES
                159 E MAIN ST
                ROCHESTER NY  14638-0001

  Z            GALES & CO                                                 [34.56]
               FLEET INVESTMENT SERVICES
                159 E MAIN ST
                ROCHESTER NY  14638-0001

NEW JERSEY FUND

CLASS          ACCOUNT                                                  PERCENT (%)
  A            CHARLES SCHWAB & CO INC CUST                               [14.16]
               101 MONTGOMERY ST
                SAN FRANCISCO CA  94104-4122

  A            MERRILL LYNCH PIERCE FENNER & SMITH                         [7.40]
               FOR THE SOLE BENEFIT OF
               ITS CUSTOMERS
                4800 DEER LAKE DR E FL 3
                JACKSONVILLE FL  32246-6484

  A            ADP CLEARING & OUTSOURCING                                 [42.84]
               26 BROADWAY
                NEW YORK NY  10004-1703

  B            ADP CLEARING & OUTSOURCING                                  [5.29]
               26 BROADWAY
                NEW YORK NY  10004-1703

                                       aa

  C            CITIGROUP GLOBAL MARKETS INC.                              [13.30]
               333 WEST 34TH STREET - 3RD FLOOR
                NEW YORK NY  10001-2402

  C            ADP CLEARING & OUTSOURCING                                  [6.88]
               26 BROADWAY
                NEW YORK NY  10004-1703

  C            MERRILL LYNCH PIERCE FENNER & SMITH                        [24.36]
               FOR THE SOLE BENEFIT OF
               ITS CUSTOMERS
                4800 DEER LAKE DR E FL 3
                JACKSONVILLE FL  32246-6484

  C            FIRST CLEARING LLC                                         [13.14]
               PO BOX 106
               BELLEMEAD NJ 08502-0106

  G            ADP CLEARING & OUTSOURCING                                  [8.29]
               26 BROADWAY
               NEW YORK NY  10004-1703

  G            ADP CLEARING & OUTSOURCING                                 [69.44]
               26 BROADWAY
               NEW YORK NY  10004-1703

  G            CYNTHIA L PETERSON                                          [5.69]
               68 DAVIDSON AVE
               RAMSEY NJ  07446-1465

  G            JOHN KIMBROUGH &                                            [7.47]
               DIANE KIMBROUGH JT WROS
               101A GEORGE ST
               CARTERET NJ  07008-1541

                                       bb

  T            ADP CLEARING & OUTSOURCING                                  [7.46]
               26 BROADWAY
               NEW YORK NY  10004-1703

  Z            GALES & CO                                                 [89.47]
               FLEET INVESTMENT SERVICES
               159 E MAIN ST
                ROCHESTER NY  14638-0001

RHODE ISLAND FUND

  A            UBS FINANCIAL SERVICES INC.                                 [5.99]
                FBO MARGARET M NUNES TRUST
                811 CHOPMIST HILL ROAD
                NORTH SCITUATE RI  02857-1040

  A            AMERICAN ENTERPRISE INVESTMENT SVCS                         [5.30]
                PO BOX 9446
                MINNEAPOLIS MN 55440-9446

  A            ADP CLEARING & OUTSOURCING                                 [10.08]
               26 BROADWAY
               NEW YORK NY  10004-1703

  A            CITIGROUP GLOBAL MARKETS INC.                              [53.97]
               333 WEST 34TH STREET
               NEW YORK NY  10001-2402

  B            ADP CLEARING & OUTSOURCING                                 [31.06]
               26 BROADWAY
               NEW YORK NY  10004-1703

  B            ADP CLEARING & OUTSOURCING                                 [23.85]
               26 BROADWAY
               NEW YORK NY  10004-1703

  B            US CLEARING CORP                                            [9.77]
               26 BROADWAY
               NEW YORK NY  10004-1703

  C            FIRST CLEARING LLC                                          [6.80]
               GEORGE W GAULIN GERMAINE D
               GAULIN CO-TTEES GEORGE W
               1174 LOGEE ST
               WOONSOCKET RI 02895-6031

  C            LEGG MASON WOOD WALKER INC                                  [5.45]
               PO BOX 1476
               BALTIMORE MD 21203-1476

                                       cc

  C            ADP CLEARING & OUTSOURCING                                  [5.20]
               26 BROADWAY
               NEW YORK NY 10004-1703

  C            MERRILL LYNCH PIERCE FENNER & SMITH                        [44.18]
               FOR THE SOLE BENEFIT OF
               ITS CUSTOMERS
                4800 DEER LAKE DR E FL 2
                JACKSONVILLE FL  32246-6484

  C            PERSHING LLC                                               [13.92]
               PO BOX 2052
               JERSEY CITY NJ  07303-2052

  G            ADP CLEARING & OUTSOURCING                                  [5.90]
               26 BROADWAY
                NEW YORK NY  10004-1703

  G            ADP CLEARING & OUTSOURCING                                 [19.14]
               26 BROADWAY
                NEW YORK NY  10004-1703

  G            US CLEARING CORP                                            [9.26]
               26 BROADWAY
                NEW YORK NY  10004-1703

  G            US CLEARING CORP                                           [11.32]
               26 BROADWAY
               NEW YORK NY  10004-1703

                                       dd

  G            ADP CLEARING & OUTSOURCING                                  [8.59]
               26 BROADWAY
               NEW YORK NY  10004-1703

  G            ADP CLEARING & OUTSOURCING                                 [10.64]
               26 BROADWAY
               NEW YORK NY  10004-1703

  G            US CLEARING CORP                                            [5.89]
               26 BROADWAY
               NEW YORK NY  10004-1703

  G            ADP CLEARING & OUTSOURCING                                 [20.82]
               26 BROADWAY
               NEW YORK NY  10004-1703

  G            ADP CLEARING & OUTSOURCING                                  [8.45]
               26 BROADWAY
               NEW YORK NY  10004-1703

  T            CHARLES SCHWAB & CO INC                                     [8.50]
               101 MONTGOMERY ST
               SAN FRANCISCO CA  94104-4122

  Z            GALES & CO                                                 [51.42]
               FLEET INVESTMENT SERVICES
                159 EAST MAIN ST
                ROCHESTER NY  14638-0001

  Z            GALES & CO                                                 [45.50]
               FLEET INVESTMENT SERVICES
               PO BOX 92750
               ROCHESTER NY  14638-0001

                                       ee

NEW YORK FUND

CLASS          ACCOUNT                                                  PERCENT (%)
  A            PERSHING LLC                                               [14.04]
               PO BOX 2052
               JERSEY CITY NJ  07303-2052

  A            PERSHING LLC                                                [6.51]
               PO BOX 2052
               JERSEY CITY NJ  07303-2052

  A            US CLEARING CORP                                           [28.80]
               26 BROADWAY
                NEW YORK NY  10004-1703

  A            CHARLES SCHWAB & CO INC CUST                                [9.90]
               101 MONTGOMERY ST
                SAN FRANCISCO CA  94104-4122

  B            MERRILL LYNCH PIERCE FENNEER & SMITH                       [24.67]
               FOR THE SOLE BENEFIT OF ITS CUSTOMERS
               4800 DEER LAKE DR E FL3
               JACKSONVILLE FL 32246-6484

  C            LPL FINANCIAL SERVICES                                      [9.38]
               9785 TOWNE CENTRE DR
                SAN DIEGO CA  92121-1968

  C            MERRILL LYNCH PIERCE FENNER & SMITH                        [16.20]
               FOR THE SOLE BENEFIT OF
               ITS CUSTOMERS
                4800 DEER LAKE DR E FL 3
                JACKSONVILLE FL  32246-6484

  C            CITIGROUP GLOBAL MARKETS, INC                              [14.75]
               333 W 34TH ST
               NEW YORK NY 10001-2402

  G            SHELLEY J MASTERS                                           [5.00]
               60 MORROW AVE APT 6AN
               SCARSDALE NY 10583-8153

  G            ADP CLEARING & OUTSOURCING                                  [5.36]
               26 BROADWAY
                NEW YORK NY  10004-1703

  G            ADP CLEARING & OUTSOURCING                                 [10.80]

                                       ff

               26 BROADWAY
               NEW YORK NY  10004-1703

  G            ADP CLEARING & OUTSOURCING                                 [28.80]
               26 BROADWAY
               NEW YORK NY  10004-1703

  G            US CLEARING CORP                                           [10.04]
               26 BROADWAY
               NEW YORK NY  10004-1703

  G            FISERV SECURITIES INC                                      [54.50]
                NE COMMERCE SQUARE
               2005 MARKET STREET SUITE 1200
               PHILADELPHIA PA  19103-7008

  Z            GALES & CO                                                 [75.01]
               FLEET INVESTMENT SERVICES
                159 E MAIN ST
                ROCHESTER NY  14638-0001

  Z            GALES & CO                                                 [20.46]
               FLEET INVESTMENT SERVICES
                159 E MAIN ST
                ROCHESTER NY  14638-0001

CONNECTICUT FUND

CLASS          ACCOUNT                                                  PERCENT (%)
  A            UBS FINANCIAL SERVICES INC.                                 [5.91]
               SHARON HOSLEY
               44 HAMRE LN
                BRANFORD CT  06405-3736

  A            UBS FINANCIAL SERVICES INC.                                 [5.14]
               RICHARD HOSLEY
               44 HAMRE LANE
                BRANFORD CT  06405-3736

  A            CITIGROUP GLOBAL MARKETS INC.                              [37.55]
               333 WEST 34TH STREET -7TH FLOOR
                NEW YORK NY  10001-2402

  A            MERRILL LYNCH PIERCE FENNER & SMITH                        [21.01]
               FOR THE SOLE BENEFIT OF
               ITS CUSTOMERS
               4800 DEER LAKE DR E FL 3
               JACKSONVILLE FL  32246-6484

  B            MERRILL LYNCH PIERCE FENNER & SMITH                        [26.80]

                                       gg

               FOR THE SOLE BENEFIT OF
               ITS CUSTOMERS
               4800 DEER LAKE DR E FL 3
               JACKSONVILLE FL  32246-6484

  B            UBS FINANCIAL SERVICES INC FBO                              [6.70]
               GABRIEL G HADDAD AND
               KAREN HADDAD JTTEN
               24 BEDFORD RD
               GREENWICH CT 06831-2533

  C            CITIGROUP GLOBAL MARKETS INC.                               [6.35]
               333 WEST 34TH STREET -7TH FLOOR
               NEW YORK NY  10001-2402

  C            MERRILL LYNCH PIERCE FENNER & SMITH                        [25.82]
               FOR THE SOLE BENEFIT OF
               ITS CUSTOMERS
               4800 DEER LAKE DR E FL 3
               JACKSONVILLE FL  32246-6484

  G            ADP CLEARING & OUTSOURCING                                 [15.64]
               26 BROADWAY
               NEW YORK NY  10004-1703

                                       hh

  G            ADP CLEARING & OUTSOURCING                                  [5.39]
               26 BROADWAY
               NEW YORK NY  10004-1703

  G            ADP CLEARING & OUTSOURCING                                 [10.78]
               26 BROADWAY
                NEW YORK NY  10004-1703

  G            ADP CLEARING & OUTSOURCING                                 [11.51]
               26 BROADWAY
                NEW YORK NY  10004-1703

  G            ADP CLEARING & OUTSOURCING                                 [32.16]
               26 BROADWAY
                NEW YORK NY  10004-1703

  G            ADP CLEARING & OUTSOURCING                                 [10.57]
               26 BROADWAY
                NEW YORK NY  10004-1703

  T            KELLY F SHACKELFORD                                         [5.44]
               PO BOX 672
               NEW CANAAN CT  06840-0672

  Z            GALES & CO                                                 [59.08]
               FLEET INVESTMENT SERVICES
                159 E MAIN ST
                ROCHESTER NY  14638-0001

  Z            GALES & CO                                                 [33.78]
               FLEET INVESTMENT SERVICES
                159 E MAIN ST
                ROCHESTER NY  14638-0001

MASSACHUSETTS FUND

CLASS          ACCOUNT                                                  PERCENT (%)
  A            A G EDWARDS & SONS INC FBO                                 [19.64]
               MARK HALLER
               1 N JEFFERSON AVE
               SAINT LOUIS MO  63103-2287

  A            CHARLES SCHWAB & CO INC CUST                               [14.50]
               101 MONTGOMERY ST
               SAN FRANCISCO CA  94104-4122

  A            MERRILL LYNCH PIERCE FENNER & SMITH                         [7.44]
               FOR THE SOLE BENEFIT OF
               ITS CUSTOMERS
               4800 DEER LAKE DR E FL 3

               JACKSONVILLE FL  32246-6484

  C            MERRILL LYNCH PIERCE FENNER & SMITH                        [12.02]
               FOR THE SOLE BENEFIT OF
               ITS CUSTOMERS
               4800 DEER LAKE DR E FL 3
               JACKSONVILLE FL  32246-6484

  G            US CLEARING CORP                                           [11.07]
               26 BROADWAY
               NEW YORK NY  10004-1703

  G            US CLEARING CORP                                            [8.03]
               26 BROADWAY
               NEW YORK NY  10004-1703

  G            US CLEARING CORP                                            [7.45]
               26 BROADWAY
               NEW YORK NY  10004-1703

  G            US CLEARING CORP                                           [21.61]
               26 BROADWAY
               NEW YORK NY  10004-1703

  T            ADP CLEARING & OUTSOURCING                                  [5.03]
               26 BROADWAY
               NEW YORK NY  10004-1703

  T            ADP CLEARING & OUTSOURCING                                  [5.30]
               26 BROADWAY
               NEW YORK NY  10004-1703

                                       jj

  Z            GALES & CO                                                 [52.17]
               FLEET INVESTMENT SERVICES
               159 E MAIN ST
               ROCHESTER NY  14638-0001

  Z            GALES & CO                                                 [44.84]
               FLEET INVESTMENT SERVICES
               159 E MAIN ST
               ROCHESTER NY  14638-0001

CUSTODIAN OF THE FUNDS

State Street Bank and Trust Company, located at 2 Avenue De Lafayette, Boston, MA 02111-2900, is the Funds' custodian. The custodian is responsible for safeguarding the Funds' cash and securities, receiving and delivering securities and collecting the Funds' interest and dividends.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE FUNDS

PricewaterhouseCoopers LLP, located at 125 High Street, Boston, Massachusetts 02110-1707, is the independent registered public accounting firm, providing audit and tax return review services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. For prior periods ended October 31, 2003, 2002 and 2001 and prior, Ernst & Young LLP served as the Funds' independent registered public accounting firm. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights in the Prospectuses have been so included, in reliance upon the reports of PricewaterhouseCoopers LLP for the year ended October 31, 2004, of Ernst & Young LLP for the fiscal years ended October 31, 2003, 2002, 2001 and 2000 given on the authority of said firms as experts in accounting and auditing.

For the New Jersey Fund, the New York Fund, and the Rhode Island Fund, for the years ended October 31, 2003, 2002, 2001and 2000, the financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the report of Ernst & Young LLP given on the authority of said firm as experts in auditing and accounting.

For the Connecticut Fund and the Massachusetts Fund, for the years ended October 31, 2003, 2002, and 2001, for the period ended October 31, 2000 and for the year ended May 31, 2000, the financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the report of Ernst & Young LLP given on the authority of said firm as experts in auditing and accounting.

For the Intermediate Tax Exempt Fund, for the years ended October 31, 2003, 2002 and 2001 and for the period ended October 31, 2000, the financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the report of Ernst & Young LLP given on the authority of said firm as experts in auditing and accounting. For the Intermediate Tax Exempt Fund, the information for the year ended May 31, 2000, has been derived from the Intermediate Tax Exempt Fund's financials statements which have been audited by other independent accountants, whose report expressed an unqualified opinion on those financial highlights.

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                      STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include the series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Columbia Funds Trust VIII, Columbia Funds Series Trust I (formerly named Columbia Funds Trust IX) and Columbia Funds Trust XI (each a Trust and together, the Trusts, also known as Fund Complex). In certain cases, the discussion applies to some, but not all, of the Funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING

In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.

SHORT SALES

A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

LOWER-RATED DEBT SECURITIES

Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the Fund's achievement of its investment goal; and

4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

COMMON STOCK, PREFERRED STOCK AND WARRANTS

Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the company's capital stock at a set price for a specified period of time.

FOREIGN SECURITIES

The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a sub-custodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

The Fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

EXCHANGE-TRADED FUNDS ("ETFS"). The Fund may invest in ETFs up to the maximum amount allowable under the 1940 Act. ETFs are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international.

ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.

The Fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders of the Fund may also indirectly bear similar expenses of an ETF.

ZERO COUPON SECURITIES (ZEROS)

The Fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)

The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSIT are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by a business to finance short-term needs (including promissory notes with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement in which the Fund would be allowed to invest directly.

CERTIFICATES OF DEPOSIT are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. TIME DEPOSITS are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central

Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund.

BANK OBLIGATIONS include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part 1 of this SAI. For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a Fund's assets that may be invested in STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component is usually volatile in response to changes in interest rates.

In U.S. TREASURY ROLLS, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

COMMERCIAL PAPER is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

STRIPPED OBLIGATIONS

To the extent consistent with their investment objective, Funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the Funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Funds' Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

MUNICIPAL SECURITIES

Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this SAI and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, each

Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

PRIVATE ACTIVITY BONDS

The Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

MUNICIPAL LEASE OBLIGATIONS

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

SECURITIES LOANS

The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

INTERFUND BORROWING AND LENDING

The Fund may lend money to and borrow money from other affiliated registered open-end investment companies. The Fund may borrow through the program when the Advisor believes borrowing is appropriate and the costs are equal to or lower than the costs of bank loans. When borrowing money, the Fund is subject to the risk that the securities the Fund acquires with the borrowed money or would otherwise have sold will decline in value. When lending money, the Fund is subject to the risk that the borrower will be unwilling or unable to make timely payments of interest or principal.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)

The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Fund from the transaction.

REITS

The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy.

ASSET-BACKED SECURITIES

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively lengthen the expected maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

CUSTODY RECEIPTS AND TRUST CERTIFICATES. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly "disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

LINE OF CREDIT

The Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goal and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian..

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities;

three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

MUNICIPAL BOND INDEX FUTURES CONTRACTS. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

OPTIONS ON FUTURES CONTRACTS. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The Funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

OPTIONS ON FOREIGN STOCK INDICES. The Funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

SWAP AGREEMENTS (SWAPS, CAPS, COLLARS AND FLOORS)

The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

EQUITY SWAPS

The Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

RISK FACTORS IN EQUITY SWAP TRANSACTIONS. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the portfolio managers do not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. See "Taxes" for information on tax risks associated with equity swaps.

FOREIGN CURRENCY TRANSACTIONS

The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

PARTICIPATION INTERESTS

The Fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

VARIABLE AND FLOATING RATE OBLIGATIONS

Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

If a variable or floating rate instrument is not rated, the Fund's Advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

CURRENCY SWAPS. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

GUARANTEED INVESTMENT CONTRACTS

Pursuant to guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.

The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.

BANK INVESTMENT CONTRACTS

Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the Funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

LOAN PARTICIPATIONS

Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

STRUCTURED INVESTMENTS

Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.

Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.

YANKEE OBLIGATIONS

Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

AMERICAN, EUROPEAN, CONTINENTAL AND GLOBAL DEPOSITARY RECEIPTS

American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

TEMPORARY CASH BALANCES

The Funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.

TAXES

In this section, all discussions of taxation at the shareholder and fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

FEDERAL TAXES. Although it may be one of several series in a single trust, the Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (Code). The Fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets.

To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer, other than U.S. government securities or other regulated investment companies; or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (c) distribute with respect to each year at least 90% of its taxable net investment income, its tax-exempt interest income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation , provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do not apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of
(c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. As a regulated investment company that is accorded special tax treatment, the Fund will not be subject to any federal income taxes on its net investment income and net realized capital gains that it distributes to shareholders on the form of dividends and in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" accorded special tax treatment in any taxable year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions (including any distributions of net tax-exempt income and net long-term capital gains) would generally be taxable as ordinary income to the shareholders, except to the extent they were treated as "qualified dividend income," as described below. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the federal corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends may be, however, includable in adjusted current earnings for purposes of computing corporate federal AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces tax basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.

FUND DISTRIBUTIONS. Distributions from the Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) will generally be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning on or before December 31, 2008.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price of the shareholder paid). Distributions are taxable whether received in cash or in Fund shares.

QUALIFIED DIVIDEND INCOME. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. With respect to a Fund investing in bonds, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

In general, distributions of investment income properly designated by the Fund as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt Fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder (but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes). The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

Income from certain "private activity bonds" issued after August 7, 1986, is treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time Fund shares are held by the shareholder.

A tax-exempt Fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the Fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users, as further defined in the Code. Income derived from the Fund's investments other than tax-exempt instruments may give rise to taxable income. The Fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of Fund shares to the extent of tax-exempt dividends paid during that period. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Under Treasury regulations, if on a disposition of Fund shares a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder will likely have to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. You are advised to consult with your tax advisor.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to backup withholding for taxpayers who fail to furnish a correct taxpayer identification number, who have under-reported dividend or interest income, or who fail to certify to the Fund that the shareholder is a United States person and is not subject to the withholding. This number and certification may be provided by either a Form W-9 or the accompanying application. In certain instances, CMS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This may produce a difference between the Fund's book income and its taxable income possibly accelerating distributions or converting distributions of book income and gains to returns of capital for book purposes.

If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal income tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund." A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

NON-U.S. SHAREHOLDERS. In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the recent legislation, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S.

person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Recent legislation modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the legislation, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning on September 1, 2005) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES (THIS SECTION IS APPLICABLE ONLY TO THE COLUMBIA TAX-MANAGED GROWTH FUND)

FEDERAL GIFT TAXES. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.

Under the Columbia Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceed $11,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.

Under the Columbia Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.

No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), including taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount, which is $1,000,000 for gifts made after December 31, 2001, and before January 1, 2010.

Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's Federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.

The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $22,000.

The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

GENERATION-SKIPPING TRANSFER TAXES

If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Columbia Advantage Plan and does not exceed the available annual exclusion amount. An exemption (the "GST exemption"), equal to $1.5 million in 2005, is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate (47% for gifts made in 2005) on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.

INCOME TAXES

The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Columbia Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.

Under the Columbia Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.

If the donor selects the Columbia Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 35%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 15%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.

When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

CONSULTATION WITH QUALIFIED ADVISOR

Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.

MANAGEMENT OF THE FUNDS The Advisor provides administrative and management services to the Funds. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. (NPMI), merged into Columbia Management Advisors, Inc. Each of the four merging companies was a registered investment advisor and advised various Funds in the Fund Complex. The Advisor, located at 100 Federal Street, Boston, Massachusetts 02110, is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. The Advisor has been an investment advisor since 1969.

In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. (NFMI), a subsidiary of NPMI and a registered investment advisor that advised several Funds in the Fund Complex, merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the Advisor to the Funds previously advised by NFMI.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 49)        Trustee       1996       Executive Vice President -         101        Nash Finch Company (food
P.O. Box 66100                                             Strategy of United Airlines                         distributor)
Chicago, IL 60666                                          (airline) since December,
                                                           2002 (formerly President of
                                                           UAL Loyalty Services
                                                           (airline) from September,
                                                           2001 to December, 2002;
                                                           Executive Vice President
                                                           and Chief Financial Officer
                                                           of United Airlines from
                                                           July, 1999 to September,
                                                           2001; Senior Vice
                                                           President-Finance from
                                                           March, 1993 to July, 1999).

Janet Langford Kelly (Age 47)     Trustee       1996       Partner, Zelle, Hofmann,           101                    None
9534 W. Gull Lake Drive                                    Voelbel, Mason & Gette LLP
Richland, MI 49083-8530                                    (law firm) since March,
                                                           2005; Adjunct Professor of
                                                           Law, Northwestern
                                                           University, since
                                                           September, 2004 (formerly
                                                           Chief Administrative
                                                           Officer and Senior Vice
                                                           President, Kmart Holding
                                                           Corporation (consumer
                                                           goods), from September,
                                                           2003 to March, 2004;
                                                           Executive Vice
                                                           President-Corporate
                                                           Development and
                                                           Administration, General
                                                           Counsel and Secretary,
                                                           Kellogg Company (food
                                                           manufacturer), from
                                                           September, 1999 to August,
                                                           2003; Senior Vice
                                                           President, Secretary and
                                                           General Counsel, Sara Lee
                                                           Corporation (branded,
                                                           packaged, consumer-products
                                                           manufacturer) from January,
                                                           1995 to September, 1999).

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Richard W. Lowry (Age 69)         Trustee       1995       Private Investor since            103(3)                  None
10701 Charleston Drive                                     August, 1987 (formerly
Vero Beach, FL 32963                                       Chairman and Chief
                                                           Executive Officer, U.S.
                                                           Plywood Corporation
                                                           (building products
                                                           manufacturer)).

Charles R. Nelson (Age 62)        Trustee       1981       Professor of Economics,           101                     None
Department of Economics                                    University of Washington,
University of Washington                                   since January, 1976; Ford
Seattle, WA 98195                                          and Louisa Van Voorhis
                                                           Professor of Political
                                                           Economy, University of
                                                           Washington, since
                                                           September, 1993 (formerly
                                                           Director, Institute for
                                                           Economic Research,
                                                           University of Washington
                                                           from September, 2001 to
                                                           June, 2003); Adjunct
                                                           Professor of Statistics,
                                                           University of Washington,
                                                           since September, 1980;
                                                           Associate Editor, Journal
                                                           of Money Credit and
                                                           Banking, since September,
                                                           1993; consultant on
                                                           econometric and statistical
                                                           matters.

John J. Neuhauser (Age 62)        Trustee       1985       Academic Vice President and       103(3)        Saucony, Inc. (athletic
84 College Road                                            Dean of Faculties since                                footwear)
Chestnut Hill, MA 02467-3838                               August, 1999, Boston
                                                           College (formerly Dean,
                                                           Boston College School of
                                                           Management from September,
                                                           1977 to August, 1999).

Patrick J. Simpson (Age 61)       Trustee       2000       Partner, Perkins Coie             101                     None
1120 N.W. Couch Street                                     L.L.P. (law firm).
Tenth Floor
Portland, OR 97209-4128

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas E. Stitzel (Age 69)        Trustee       1998       Business Consultant since          101                    None
2208 Tawny Woods Place                                     1999 (formerly Professor of
Boise, ID 83706                                            Finance from 1975 to 1999,
                                                           College of Business, Boise
                                                           State University);
                                                           Chartered Financial
                                                           Analyst.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 68)       Trustee       1996       Partner and Senior Advisor,        101            Anixter International
8 Sound Shore Drive,                and                    Chicago Growth Partners                             (network support
Suite 285                        Chairman                  (private equity investing)                       equipment distributor);
Greenwich, CT 06830               of the                   since September, 2004                              Ventas, Inc. (real
                                   Board                   (formerly Managing                                  estate investment
                                                           Director, William Blair                            trust); Jones Lang
                                                           Capital Partners (private                         LaSalle (real estate
                                                           equity investing) from                          management services) and
                                                           September, 1994 to                                Ambac Financial Group
                                                           September, 2004).                                  (financial guaranty
                                                                                                                  insurance)

Anne-Lee Verville (Age 59)        Trustee       1998       Retired since 1997                 101          Chairman of the Board of
359 Stickney Hill Road                                     (formerly General Manager,                      Directors, Enesco Group,
Hopkinton, NH 03229                                        Global Education Industry,                      Inc. (designer, importer
                                                           IBM Corporation (computer                          and distributor of
                                                           and technology) from 1994                             giftware and
                                                           to 1997).                                             collectibles)

Richard L. Woolworth (Age 64)     Trustee       1991       Retired since December 2003        101            Northwest Natural Gas
100 S.W. Market Street                                     (formerly Chairman and                          Co. (natural gas service
#1500                                                      Chief Executive Officer,                                provider)
Portland, OR 97207                                         The Regence Group (regional
                                                           health insurer); Chairman
                                                           and Chief Executive
                                                           Officer, BlueCross
                                                           BlueShield of Oregon;
                                                           Certified Public
                                                           Accountant, Arthur Young &
                                                           Company)

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
INTERESTED TRUSTEE
William E. Mayer(2) (Age 65)      Trustee       1994       Partner, Park Avenue Equity       103(3)         Lee Enterprises (print
399 Park Avenue                                            Partners (private equity)                        media), WR Hambrecht +
Suite 3204                                                 since February, 1999                             Co. (financial service
New York, NY 10022                                         (formerly Partner,                                 provider); Reader's
                                                           Development Capital LLC                           Digest (publishing);
                                                           from November, 1996 to                             OPENFIELD Solutions
                                                           February, 1999).                                    (retail industry
                                                                                                             technology provider)

(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

                                              Year First
                                              Elected or
                                  Position     Appointed                            Principal Occupation(s)
     Name, Address and Age       with Funds    to Office                             During Past Five Years
------------------------------   ----------   ----------   -------------------------------------------------------------------------
OFFICERS
Christopher L. Wilson (Age 48)    President      2004      Head of Mutual Funds since August, 2004 and Senior Vice President of the
One Financial Center                                       Advisor since January, 2005; President of the Columbia Funds, Liberty
Boston, MA 02111                                           Funds and Stein Roe Funds since October, 2004; President and Chief
                                                           Executive Officer of the Nations Funds since January, 2005; President of the Galaxy Funds since April 2005; Director of Bank of America Global
                                                           Liquidity Funds, plc since May 2005; Director of Banc of America Capital
                                                           Management (Ireland), Limited since May 2005; Senior Vice President of
                                                           BACAP Distributors LLC since January, 2005; Director of FIM Funding, Inc.
                                                           since January, 2005; Senior Vice President of Columbia Management
                                                           Distributors, Inc. since January, 2005; Director of Columbia Management
                                                           Services, Inc. since January, 2005 (formerly President and Chief
                                                           Executive Officer, CDC IXIS Asset Management Services, Inc. from
                                                           September, 1998 to August, 2004).

J. Kevin Connaughton (Age 40)     Treasurer      2000      Treasurer of the Columbia Funds since October, 2003 and of the Liberty
One Financial Center                                       Funds, Stein Roe Funds and All-Star Funds since December, 2000; Vice
Boston, MA 02111                                           President of the Advisor since April, 2003 (formerly President of the
                                                           Columbia Funds, Liberty Funds and Stein Roe Funds from February, 2004 to
                                                           October, 2004; Chief Accounting Officer and Controller of the Liberty
                                                           Funds and All-Star Funds from February, 1998 to October, 2000); Treasurer of the Galaxy Funds since September, 2002 (formerly Treasurer from
                                                           December, 2002 to December, 2004 and President from February, 2004 to
                                                           December, 2004 of the Columbia Management Multi-Strategy Hedge Fund, LLC;
                                                           Vice President of Colonial Management Associates, Inc. from February,
                                                           1998 to October, 2000).

Mary Joan Hoene (Age 55)           Senior        2004      Senior Vice President and Chief Compliance Officer of the Columbia Funds,
100 Federal Street                  Vice                   Liberty Funds, Stein Roe Funds and All-Star Funds since August, 2004;
Boston, MA 02110                  President                Chief Compliance Officer of the Columbia Management Multi-Strategy Hedge
                                  and Chief                Fund, LLC since August, 2004; Chief Compliance Officer of the BACAP
                                 Compliance                Alternative Multi-Strategy Hedge Fund LLC since October, 2004 (formerly
                                   Officer                 Partner, Carter, Ledyard & Milburn LLP from January, 2001 to August,
                                                           2004; Counsel, Carter, Ledyard & Milburn LLP from November, 1999 to
                                                           December, 2000; Vice President and Counsel, Equitable Life Assurance
                                                           Society of the United States from April, 1998 to November, 1999).

Michael G. Clarke (Age 35)          Chief        2004      Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein Roe
One Financial Center             Accounting                Funds and All-Star Funds since October, 2004 (formerly Controller of the
Boston, MA 02111                   Officer                 Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds from
                                                           May, 2004 to October, 2004; Assistant Treasurer from June, 2002 to May,
                                                           2004; Vice

                                                           President, Product Strategy & Development of the Liberty Funds and Stein
                                                           Roe Funds from February, 2001 to June, 2002; Assistant Treasurer of the
                                                           Liberty Funds, Stein Roe Funds and the All-Star Funds from August, 1999 to February, 2001; Audit Manager, Deloitte & Toche LLP from May, 1997 to
                                                           August, 1999).

Jeffrey R. Coleman (Age 35)      Controller      2004      Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                       All-Star Funds since October, 2004 (formerly Vice President of CDC IXIS
Boston, MA 02111                                           Asset Management Services, Inc. and Deputy Treasurer of the CDC Nvest
                                                           Funds and Loomis Sayles Funds from February, 2003 to September, 2004;
                                                           Assistant Vice President of CDC IXIS Asset Management Services, Inc. and
                                                           Assistant Treasurer of the CDC Nvest Funds from August, 2000 to February,
                                                           2003; Tax Manager of PFPC, Inc. from November, 1996 to August, 2000).

R. Scott Henderson (Age 45)       Secretary      2004      Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds since
One Financial Center                                       December, 2004 (formerly Of Counsel, Bingham McCutchen from April, 2001
Boston, MA 02111                                           to September, 2004; Executive Director and General Counsel, Massachusetts
                                                           Pension Reserves Investment Management Board from September, 1997 to
                                                           March, 2001).

Trustee Positions

As of December 31, 2004, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity.

General

Messrs. Lowry, Mayer and Neuhauser are also trustees/directors of the Liberty All-Star Funds.

The Trustees serve as trustees of 101 registered investment companies managed by the Advisor for which each Trustee receives a retainer at the annual rate of $45,000 and an attendance fee of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December, 2003, Mr. Theobald began serving as the Chairman of the Board. As the independent chairman of the board, Mr. Theobald receives a supplemental retainer at the annual rate of of $100,000; the chair of the Audit Committee receives a supplemental retainer at the annual rate of $10,000; the chair of each other committee receives a supplemental retainer at the annual rate of $5,000. Members of each committee, except the Audit Committee, receive $1,500 for each committee meeting. Each Audit Committee member receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 133 open-end and 10 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

MANAGEMENT AGREEMENT

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. Columbia Management Distributors, Inc. (formerly named Columbia Funds Distributor, Inc.) pays the cost of printing and distributing all other Prospectuses.

ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO CERTAIN FUNDS AND THEIR RESPECTIVE TRUSTS. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION REGARDING YOUR FUND).

Under an Administration Agreement, the Advisor, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

          (a)  providing office space, equipment and clerical personnel;

          (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund;

          (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

          (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

          (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

          (f)  maintaining certain books and records of each Fund.

With respect to Columbia Money Market Fund (formerly named Liberty Money Market
Fund) and Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund), the Administration Agreement for these Funds provides that the Advisor will monitor compliance by the Fund with Rule 2a-7 under the 1940 Act and report to the Trustees from time to time with respect thereto. The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

TRUST SERVICES AGREEMENT

Pursuant to a Trust Services Agreement, CMS provides the Columbia Tax-Managed Growth Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. CMS's fee is described in the Prospectuses of the Columbia Tax-Managed Growth Fund.

THE PRICING AND BOOKKEEPING AGREEMENT

The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement. SEE "FUND CHARGES AND EXPENSES" IN
PART 1 OF THIS SAI FOR INFORMATION ON THESE FEES.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the Funds. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The Funds and clients advised by the Advisor or the Funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.

POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Advisor believes are faced by investment professionals at most major financial firms. The Advisor and the Trustees of the Columbia Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

          - The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

          - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

          - The trading of other accounts could be used to benefit higher-fee accounts (front- running).

          - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

"Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Advisor and the Funds' Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Columbia-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

The Advisor or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

A Fund's portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at the Advisor, including each Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Advisor and each Fund, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of each Fund.

BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute securities transactions for a Fund.

The Advisor places the transactions of the Funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the Funds' transactions where the Funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by Funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a Fund.

The Advisor may use the services of affiliated broker-dealers, when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

PRINCIPAL UNDERWRITER

CMD is the principal underwriter of the Trust's shares. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT

CMS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CMS is based on number of accounts plus reimbursement for certain out-of-pocket expenses. SEE

"FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY CMS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CMS or generally by 6 months' notice by CMS to the Fund. The agreement limits the liability of CMS to the Fund for loss or damage incurred by the Fund to situations involving a failure of CMS to use reasonable care or to act in good faith and without negligence in performing its duties under the agreement. The Fund will indemnify CMS from, among other things, any and all claims, actions, suits, losses, costs, damages, and expenses incurred by it in connection with its acceptance of this Agreement, provided that: (i) to the extent such claims, actions, suits, losses, costs, damages, or expenses relate solely to a particular series or group of series of shares, such indemnification shall be only out of the assets of that series or group of series; (ii) this indemnification shall not apply to actions or omissions constituting negligence or misconduct of CMS or its agents or contractors, including but not limited to willful misfeasance, bad faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under this Agreement; and (iii) CMS shall give a Fund prompt notice and reasonable opportunity to defend against any such claim or action in its own name or in the name of CMS.

CODE OF ETHICS

The Funds, the Advisor, and CMD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

ANTI-MONEY LAUNDERING COMPLIANCE

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account, halting all shareholder activity with respect to such account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

PROXY VOTING POLICIES AND FUND PROXY VOTING RECORD

The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

The Advisor's proxy voting guidelines and procedures are included in this SAI as Appendix II. In accordance with SEC regulations, the fund's proxy voting record for the last twelve-month period ended June 30 has been filed with the SEC. You may obtain a copy of the fund's proxy voting record (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Columbia Funds have adopted policies with respect to the disclosure of the Funds' portfolio holdings by the Funds, Columbia Management, or their affiliates. These policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Funds' website at www.columbiafunds.com, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Fund's policies are described below. The Trustees shall be updated as needed regarding the Fund's compliance with the policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Columbia Management and its affiliates. The Fund's policies prohibit Columbia Management and the Fund's other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund's shares, third-party service providers, rating and ranking organizations and affiliated persons of the Fund.

PUBLIC DISCLOSURES. The Fund's portfolio holdings are currently disclosed to the public through required filings with the SEC and, for equity and fixed income funds, on the Fund's website at www.columbiafunds.com. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund's fiscal year). Shareholders may obtain the Fund's Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Fund's Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

The equity and fixed income Columbia Funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:

                                                            FREQUENCY OF
   TYPE OF FUND              INFORMATION PROVIDED            DISCLOSURE            DATE OF WEB POSTING
------------------   ------------------------------------   ------------   ----------------------------------
   Equity Funds      Full portfolio holdings information.      Monthly      30 calendar days after month-end.
Fixed Income Funds   Full portfolio holdings information.     Quarterly    60 calendar days after quarter-end

The scope of the information provided relating to the Fund's portfolio that is made available on the website may change from time to time without prior notice.

For Columbia's money market funds, a complete list of a Fund's portfolio holdings shall be publicly available on a monthly basis on the fifth business date after month-end. Shareholders may request such information by writing or calling the Fund's distributor, Columbia Management Distributors, Inc. at the address listed on the cover of this SAI.

A Fund, Columbia Management or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

OTHER DISCLOSURES. The Fund's policies provide that non-public disclosures of the Fund's portfolio holdings may be made if (1) the Fund has a legitimate business purpose for making such disclosure, (2) the Fund's chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.

The Fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to Columbia Management and its affiliates, these service providers include the Fund's custodian and sub-custodians, the Fund's independent registered public accounting firm, legal counsel, financial printers(R.R. Donnelly & Sons and Bowne & Co., Inc.), the Fund's proxy voting service provider (Alamo Direct Mail Services, Inc.), the Fund's proxy solicitor (Georgeson Shareholder Communications Inc.), rating agencies that maintain ratings on certain Columbia Funds (Fitch, Inc.) and service providers that support Columbia Management's trading systems (InvestorTool, Inc. and Thomson Financial).These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. The Fund may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Certain clients of the Fund's investment adviser(s) may follow a strategy similar to that of the Fund, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Fund.

DETERMINATION OF NET ASSET VALUE

Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the official closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value following procedures approved by the Trust's Board of Trustees.

(The following two paragraphs are applicable only to Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund) and Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund))

Trading in securities on stock exchanges and over-the-counter markets in foreign securities markets is normally completed well before the close of the business day in New York. Trading on foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

AMORTIZED COST FOR MONEY MARKET FUNDS (SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "INFORMATION CONCERNING THE FUND" IN PART 1 OF THE SAI OF COLUMBIA MONEY MARKET FUND (FORMERLY NAMED LIBERTY MONEY MARKET FUND) AND COLUMBIA MUNICIPAL MONEY MARKET FUND (FORMERLY NAMED LIBERTY MUNICIPAL MONEY MARKET
FUND))

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Under the amortized cost method a security is initially valued at cost and thereafter any discount or premium from maturity value is amortized ratably to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. If a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Columbia Money Market Fund (formerly named Liberty Money Market Fund) or the Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund) for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund may accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CMS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Investors should understand that, since the offering price of the Fund's shares is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge paid as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CMD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CMD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CMD may from time to time reallow additional amounts to all or certain FSFs. CMD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CMD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars. Travelers checks, gift checks, credit card convenience checks, credit cards, cash and ban counter (starter checks) are not accepted.

CMS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CMS, provided the new FSF has a sales agreement with CMD.

Shares credited to an account are transferable upon written instructions in good order to CMS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you may send the certificates to CMS for deposit to your account.

In addition to the commissions specified in a Fund's prospectus and this SAI, CMD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that CMD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CMD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, CMD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.

In addition, CMD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.

CMD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:

1st Global Capital Corp
401 Company
ABN AMRO Trust Services
ADP Retirement Services
Advest
AEGON/Transamerica
AG Edwards
American Century Services
American Express
AMG
AON Consulting
AST Trust Company
Banc of America Investment Services
BancOne
Bear Stearns
Benefit Plan Administrators
Bidwell & Company
BNY Clearing
C N A Trust
Charles Schwab
CIBC Oppenheimer
Citigroup Global Markets
CitiStreet Associates LLC
City National Bank
City of Milwaukee
Columbia Trust Company
Commonwealth Financial
Compensation & Capital
CPI Qualified Plan Consultants
Daily Access Concepts
Davenport & Company
Delaware Investments
Digital Retirement Solutions
Discover Brokerage
Dreyfus/Mellon
Edgewood Services
Edward Jones

E-Trade,
ExpertPlan
FAS Liberty Life Spectrum
Ferris Baker Watts
Fidelity
Financial Data Services
Franklin Templeton
Freeman Welwood
Gem Group
Great West Life
Hewitt Associates LLC
Huntington Bank
ING
Intermountain Health Care
Investmart, Inc.
Investment Manager Services (IMS)
Janney Montgomery Scott
JJB Hilliard Lyons
JP Morgan/American Century
Kenney Investments
Kirkpatrick Pettis Smith Polian Inc
Legg Mason Wood Walker
Liberty Life
Lincoln Financial
Lincoln Life
Linsco Private Ledger
M & T Securities
Marquette Trust Company
Mass Mutual Life
Matrix Settlement & Clearance Services (MSCS)
McDonald Investments
Merrill Lynch
MetLife
MFS
Mfund Trax
MidAtlantic Capital
Milliman USA
Morgan Keegan
Morgan Stanley Dean Witter
PFPC
Nationwide Investment Services
Neuberger Berman Mgmt
NFP Securities
NSD -NetStock Sharebuilder
NYLife Distributors
Optimum Investment Advisors
Orbitex
Pershing LLC
Phoenix Home Life
Piper Jaffray
PNC
PPI Employee Benefits
Private Bank & Trust
Prudential
Putnam Investments
Raymond James
RBC Dain Rausher
Robert W Baird
Royal Alliance
RSM McGladrey Inc.

Safeco
Scott & Stringfellow
Scudder Investments
Security Benefit
Segall Bryant Hamill
South Trust Securities
Southwest Securities
Standard Insurance
Stanton Group
State of NY Deferred Compensation Plan
Stephens, Inc.
Stifel Nicolaus & Co
Strong Capital
Sungard T Rowe Price
Trustar Retirement Services
Trustlynx/Datalynx
UBS Financial Services
USAA Investment Management
Vanguard
Wachovia
TD Waterhouse
Webster Investment Services
Wells Fargo
Wilmington Trust

PLEASE CONTACT YOUR FSF OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY
RECEIVE.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most Funds advised by the Advisor may be purchased through the Automatic Investment Plan. Electronic fund transfers for a fixed amount of at least $50 ($25 for IRA) are used to purchase a Fund's shares at the public offering price next determined after CMD receives the proceeds. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CMD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, D, T, G and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any fund distributed by CMD in which you have a current balance of at least $5,000 into the same class of shares of up to five other Funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Sales charges may apply if exchanging from a money market fund. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC or sales charges.

Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Management Services, Inc. (formerly named Columbia Funds Services, Inc.) (CMS) P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or financial advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CMD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" below for more information.

CLASS T SHAREHOLDER SERVICES PLAN. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the Trusts plan to enter into servicing agreements with institutions (including Bank of America Corporation and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each Fund other than the Columbia Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the Fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares;
(ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.

The payments under the servicing agreements entered into as of the date of this SAI are limited to an aggregate fee of not more than 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.15% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The Funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.

Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such Funds on any day do not exceed the income to be accrued to such Class T shares on that day.

The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the Funds. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Columbia's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.

TAX-SHELTERED RETIREMENT PLANS (Retirement Plans). CMD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Management prototype plans offered through CMD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CMD.

Participants in Retirement Plans not sponsored by CTC, not including Individual Retirement Accounts (IRAs), may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with CMS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CMS. The close out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any Fund distributed by CMD, or if the Retirement Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling CMS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification numbers available when calling.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CMS for more information at 1-800-345-6611.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHTS OF ACCUMULATION (Columbia Class A and Class T shares, Nations Class A shares and Galaxy Retail A shares only) (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase of Class A or Class T shares with prior purchases of other funds and classes distributed by CMD. The applicable sales charge is based on the combined total of:

1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all shares of funds for which CMD serves as distributor (Funds) held by the shareholder.

CMD must be promptly notified of each purchase with respect to which a shareholder is entitled to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CMS. A Fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A, Class E and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all fund shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund)). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CMS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement (provided the FSF returns to CMD the excess commission previously paid during the thirteen-month period). The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price.

If the amount of the Statement is not purchased, the shareholder shall remit to CMD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CMS will redeem escrowed Class A, E or T shares with a value equal to such difference. The additional FSF commission will be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CMS at 1-800-345-6611.

NET ASSET VALUE ELIGIBILITY GUIDELINES (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS).

1. Employees, brokers and various relationships that are allowed to buy at NAV. Class A shares of certain Funds may be sold at (NAV) to the following individuals, whether currently employed or retired: Employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries; Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CMD, or its successors and companies affiliated with the Advisor; Registered representatives and employees of Financial Service Firms (including their affiliates) that are parties to dealer agreements or other sales arrangements with CMD; Nations Funds' Trustees, Directors and employees of its investment sub-advisers; Broker/Dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes; employees or partners of any contractual service provider to the funds

     NAV eligibility for Class A purchase also applies to the families of the parties listed above and their beneficial accounts. Family members include: spouse, parent, stepparent, legal guardian, child, stepchild, father-in-law and mother-in-law.

     Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

     Registered broker/dealer firms that have entered into a Nations Funds dealer agreement with BACAP Distributors, LLC may buy Class A shares without paying a front-end sales charge for their investment account only.

     Banks, trust companies and thrift institutions, acting as fiduciaries.

2. Grandfathered investors. Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may purchase Class A shares of any Fund at NAV in those cases where a Columbia Fund Class Z share is not available.

     Shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at (NAV) will continue to be eligible for NAV purchases into those Nations Fund accounts opened through August 19, 2005.

     Galaxy Fund shareholders prior to December 1, 1995; and shareholders who
     (i) purchased Galaxy Fund Prime A shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.

     (For Class T shares only) Shareholders who (i) purchased Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

3. Reinstatement. Subject to the fund policy on trading of fund shares, an investor who has redeemed class A, B, C, D, G or T shares may, upon request, reinstate within 1 year a portion or all of the proceeds of such sales in shares of class A of any fund at the NAV next determined after Columbia Management Services, Inc. received a written reinstatement request and payment.

4. Retirement Plans. Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with CMD pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

5. Non-U.S. Investors. Certain pension, profit-sharing or other employee benefit plans offered to non-US investors may be eligible to purchase Class A shares with no sales charge.

6. Reorganizations. At the Fund's discretion, NAV eligibility may apply to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

7. Rights of Accumulation (ROA). The value of eligible accounts, regardless of class, maintained by you and you and your immediate family may be combined with the value of your current purchase to reach a sales discount level and to obtain the lower sales charge for your current purchase.

8. Letters of Intent (LOI). You may pay a lower sales charge when purchasing class A shares by signing a letter of intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the LOI within 13 months. If your LOI purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Class A, B, C, D, E, matured F, G and T shares) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act
     (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CMS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value at the time that the SWP is established. Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met. For redemptions in excess of 12% of the account's value at the time that the SWP is established, a CDSC will be charged on the SWP redemption. The 12% limit does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by CMD.

6. Qualified Retirement Plans. CDSCs may be waived on CMD shares sold by employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must be a participant in an alliance program th at has signed an agreement with Columbia Funds or CMD.

7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and
     (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

8. Return of Commission. CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

9. Non-U.S. Investors. CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

10. IRS Section 401 and 457. CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under
     Section 401 or 457 of the tax code.

11. Medical Payments. CDSCs may be waived on shares redeemed for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

12. Plans of Reorganization. At the Funds' discretion, CDSCs may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a fund is a party.

13. Charitable Giving Program. CDSCs may be waived on the sale of Class C or Class D shares sold by a non-profit organization qualified under Section 501(c)(3) of the tax code in connection with the Banc of America Capital Management Charitable Giving Program.

14. The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling or delay sending proceeds from your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction to CMS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CMS and many banks. Additional documentation may be required for sales by corporations, agents, fiduciaries, surviving joint owners, individual retirement account holders and other legal entities. Call CMS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, FSF's are responsible for furnishing all necessary documentation to CMS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN (SWP). The shareholder may establish a SWP. A specified dollar amount, share amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawalsof shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their share account may do so but may be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CMS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in "street name" must be made payable to the back office via the NSCC.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions by check and ACH are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, to a pre-existing bank account or furnishing a signature guaranteed request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CMS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address account and taxpayer identification numbers. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions apply to retirement plan accounts.

CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A and Z shares of certain Funds)

Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CMS will provide checks to be drawn on Mellon Trust of New England, N.A. (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks., However, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON-CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, a Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

INFORMATION APPLICABLE TO CLASS G AND CLASS T SHARES

The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the Funds are subject to a front-end sales charge. Investments in Class G shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.15% and 0.30%, respectively, of the Fund's average daily net assets attributable to its Class T shares. Class G shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.80% and 0.95%, respectively, of the Fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares. Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.

CLASS T SHARES. The public offering price for Class T shares of the Funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 to $25,000,000. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                                    REALLOWANCE TO
                                     REALLOWANCE TO DEALERS        DEALERS AS A % OF
                                    AS A % OF OFFERING PRICE        OFFERING PRICE
      AMOUNT OF TRANSACTION          PER SHARE - BOND FUNDS    PER SHARE - EQUITY FUNDS
      ---------------------         ------------------------   ------------------------
Less than $50,000                             4.25                       5.00
$50,000 but less than $100,000                3.75                       3.75
$100,000 but less than $250,000               2.75                       2.75
$250,000 but less than $500,000               2.00                       2.00
$500,000 but less than $1,000,000             1.75                       1.75
$1,000,000 and over                           0.00                       0.00

The appropriate reallowance to dealers will be paid by CMD to broker-dealer organizations which have entered into agreements with CMD. The reallowance to dealers may be changed from time to time.

Certain affiliates of the Advisor may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of Bank of America Corporation's affiliates.

INFORMATION APPLICABLE TO CERTAIN CLASS G SHARES RECEIVED BY FORMER GALAXY FUND RETAIL B SHAREHOLDERS IN CONNECTION WITH THE GALAXY/LIBERTY REORGANIZATION. The following table describes the CDSC schedul e applicable to Class G shares received by former Galaxy Fund Retail B shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 None

Class G shares received in exchange for Galaxy Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares seven years after purchase. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Asset Allocation Fund and/or International Equity Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.50
Through second year                   5.00
Through third year                    4.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Through the seventh year              None
Longer than seven years               None

If you acquired Retail B Shares in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class T shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

CLASS G SHARES PURCHASED AFTER THE GALAXY/LIBERTY REORGANIZATION. The public offering price for Class G shares of the Funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within seven years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from CMD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Columbia may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a Fund. See "Class T Shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to CMD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares. Class G shares of a Fund will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow CMD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.

Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - (i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a Fund, and subsequently acquires additional Class G shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the Fund, including those acquired through reinvestment, will convert to Class T shares of the Fund on the same date.

INFORMATION APPLICABLE TO CERTAIN CLASS B SHAREHOLDERS

Except for the following, Class B Share Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.

The following table describes the CDSC schedule applicable to Class B shares received by Galaxy Quality Plus Bond Fund shareholders in exchange for Prime B Shares in connection with the Galaxy/Liberty reorganization.

SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

     Automatic conversion to Class A shares occurs eight years after purchase.

     The Class B share discount program for purchases of $250,000 or more is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

INFORMATION APPLICABLE TO CERTAIN CLASS A SHAREHOLDERS:

     Except as set forth in the following paragraph, Class A share CDSCs are described in the Prospectuses:

     Class A shares received by former Galaxy High Quality Bond Fund shareholders in exchange for Prime A Shares in connection with the Galaxy/Liberty reorganization of that Fund are subject to a 1% CDSC upon redemption of such Class A shares if the Prime A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.

Shares of some Funds that pay daily dividends (include Funds) will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. Shares of some Funds that pay daily dividends (exclude Funds) Columbia will be earned starting with the day after that Fund receives payments for the shares. To determine whether a particular Fund is an include or exclude fund, customers can call 1-800-345-6611.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of certain other funds. The prospectus of each Fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange Consult CMS before requesting an exchange.

If you acquire Class A shares of an international fund by exchange from any other fund, you will not be permitted to exchange those shares into another fund for 30 calendar days, although you may redeem those shares at any time. An exchange order received prior to the expiration of the 30-day period will not be honored.

By calling CMS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CMS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CMS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CMS may require customary additional documentation. Prospectuses of the other Funds are available from the CMD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

Consult your FSF or CMS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund. Sales charges may apply for exchanges from money market funds.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Trust has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2005. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust's By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series. Shares of each Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

          Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

          Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

AAA bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

AA bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

BA bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Prime-1 Highest Quality
          Prime-2 Higher Quality
          Prime-3 High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these securities, and 'D' represents the lowest potential for recovery.

                                   APPENDIX II

                   COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA")
                      PROXY VOTING POLICIES AND PROCEDURES
                 ADOPTED JULY 1, 2003 AND REVISED MARCH 4, 2005

POLICY:

ALL PROXIES(1) REGARDING CLIENT SECURITIES FOR WHICH COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA") HAS ASSUMED AUTHORITY TO VOTE SHALL, UNLESS CMA DETERMINES IN ACCORDANCE WITH POLICIES STATED BELOW TO ABSTAIN FROM VOTING, BE VOTED IN A MANNER CONSIDERED BY CMA TO BE IN THE BEST INTEREST OF CMA'S CLIENTS, INCLUDING THE CMG FAMILY FUNDS(2) AND THEIR SHAREHOLDERS, WITHOUT REGARD TO ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES. THE BEST INTEREST OF CLIENTS IS DEFINED FOR THIS PURPOSE AS THE INTEREST OF ENHANCING OR PROTECTING THE ECONOMIC VALUE OF CLIENT ACCOUNTS, CONSIDERED AS A GROUP RATHER THAN INDIVIDUALLY, AS CMA DETERMINES IN ITS SOLE AND ABSOLUTE DISCRETION. IN THE EVENT A CLIENT BELIEVES THAT ITS OTHER INTERESTS REQUIRE A DIFFERENT VOTE, CMA SHALL VOTE AS THE CLIENT CLEARLY INSTRUCTS, PROVIDED CMA RECEIVES SUCH INSTRUCTIONS IN TIME TO ACT ACCORDINGLY.

CMA ENDEAVORS TO VOTE, IN ACCORDANCE WITH THIS POLICY, ALL PROXIES OF WHICH IT BECOMES AWARE, SUBJECT TO THE FOLLOWING EXCEPTIONS (UNLESS OTHERWISE AGREED) WHEN CMA EXPECTS TO ROUTINELY ABSTAIN FROM VOTING:

     1. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE THE SECURITY HAS BEEN LOANED FROM THE CLIENT'S ACCOUNT.

     2. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE CMA DEEMS THE COSTS TO THE CLIENT AND/OR THE ADMINISTRATIVE INCONVENIENCE OF VOTING THE SECURITY (E.G., SOME FOREIGN SECURITIES) OUTWEIGH THE BENEFIT OF DOING SO.

CMA SEEKS TO AVOID THE OCCURRENCE OF ACTUAL OR APPARENT MATERIAL CONFLICTS OF INTEREST IN THE PROXY VOTING PROCESS BY VOTING IN ACCORDANCE WITH PREDETERMINED VOTING GUIDELINES, AS STATED BELOW. FOR THOSE PROXY PROPOSALS THAT REQUIRE SPECIAL CONSIDERATION OR IN INSTANCES WHERE SPECIAL CIRCUMSTANCES MAY REQUIRE VARYING FROM THE PREDETERMINED GUIDELINES, THE CMG PROXY COMMITTEE WILL DETERMINE THE BEST INTEREST OF CMA'S CLIENTS AND VOTE ACCORDINGLY, WITHOUT CONSIDERATION OF ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES.

OVERVIEW:

CMA's policy is based upon its fiduciary obligation to act in its clients' best interest. Citing this obligation, the SEC has adopted rules pursuant to the Investment Advisers Act of 1940 and Investment Company Act of 1940 with respect to proxy voting.

PROCEDURE:

I. ACCOUNT POLICIES

Except as otherwise directed by the client, CMA shall vote as follows:

SEPARATELY MANAGED ACCOUNTS

CMA shall vote proxies on securities held in its separately managed accounts.

COLUMBIA TRUST COMPANY (CTC) TRUST POOLS

CMA shall vote proxies on securities held in the trust pools.

CMG FAMILY FUNDS/CMA FUND TRUST

CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

COLUMBIA PRIVATE PORTFOLIO

CMA shall vote proxies on securities held in its separately managed accounts.

ALTERNATIVE INVESTMENT GROUP

----------
(1) The term "proxy" as used herein refers to consents, elections and authorizations solicited by any party with respect to securities of any sort.

(2) A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

CMA's clients may invest in securities ("Alternative Investments") issued by alternative investment vehicles (i.e. hedge funds, private equity funds, and other alternative investment pools) that are structured as private limited partnerships ("LPs"), limited liability companies ("LLCs") or offshore corporations. Generally, CMA's Alternative Investment Group ("AIG") is the platform through which CMA provides advisory services relating to Alternative Investments.

The voting rights of Alternative Investments generally are rights of contract set forth in the limited liability company or limited partnership agreement, in the case of LLCs and LPs, or Memorandum and Articles of Association or By-laws, in the case of offshore corporations. Also, as privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, proxies are not solicited regarding Alternative Investment vehicles. Instead, consents may be solicited from members, limited partners or shareholders.

Because of the unique characteristics of Alternative Investments, CMA has a tailored process for voting Alternative Investment proxies and consents.

Process

AIG will vote all Alternative Investment proxies and consents in accordance with this Policy. The committee voting AIG proxies consists of AIG senior management, investment and operations professionals. Conflicts of interest are to be monitored and resolved as set forth in this Policy.

II. PROXY COMMITTEE

CMA shall establish a Proxy Committee whose standing members shall include the head of core equity, head of value, head of growth, head of income strategies, head of equity research and head of fixed income research. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf.

The Proxy Committee's functions shall include, in part,

          (a) direction of the vote on proposals where there has been a recommendation to the Committee, pursuant to Section IV.B, not to vote according to the predetermined Voting Guidelines stated in Section IV.A or on proposals which require special, individual consideration in accordance with Section IV.C;

          (b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

          (c) review at least annually of existing Voting Guidelines and need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

          (d) development and modification of Voting Procedures, as stated in
          Section V, as it deems appropriate or necessary.

The Proxy Committee shall establish a charter, which shall set forth the Committee's purpose, membership and operation. The Committee's charter shall be consistent, in all material respects, with this policy and procedure.

III. CONFLICTS OF INTEREST

With Other Bank of America Businesses

Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

Within CMA

Conflicts of interest may also arise from the business activities of CMA. For example, CMA might manage (or be seeking to manage) the assets of a benefit plan for an issuer. CMA may also be presented with an actual or apparent conflict of interest where proxies of securities issued by BAC or a CMG Family Fund, for which CMA serves as investment adviser, are to be voted for a client's account.

Management of Conflicts

CMA's policy is to always vote proxies in the best interest of its clients, as a whole, without regard to its own self-interest or that of its affiliates. BAC as well as CMA has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

          1. BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or (as in the case of BACAP associates) non-trust fiduciary responsibilities, including investment decision-making and proxy voting.

          2. In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.

          3. Within CMA, CMA's Code of Ethics affirmatively requires that associates of CMA act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's Clients.

          4. By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

               - To disclose to the chairperson of the Proxy Committee and the chairperson to the head of CMG Compliance any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA shall vote proxies. In the event the chairperson of the Proxy Committee has a conflict of interest regarding a given matter, he or she shall abstain from participating in the Committee's determination of whether and/or how to vote in the matter; and

               - To refrain from taking into consideration, in the decision as to whether or how CMA shall vote proxies:

                    - The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

                    - Any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of CMA or BAC.

Where a material conflict of interest is determined to have arisen in the proxy voting process that may not be adequately mitigated by voting in accordance with the predetermined Voting Guidelines, CMA's policy is to invoke one or more of the following conflict management procedures:

1. Convene the Proxy Committee for the purpose of voting the affected proxies in a manner that is free of the conflict.

2. Causing the proxies to be voted in accordance with the recommendations of a qualified, independent third party, which may include CMA's proxy voting agent.

3. In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

IV. VOTING GUIDELINES

A. THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING PROXIES:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

     - Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

          However, CMA generally will WITHHOLD votes from pertinent director nominees if:

               (i) the board as proposed to be constituted would have more than one-third of its members from management;

               (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);

               (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);

               (iv) a director serves on more than six public company boards;

               (v) the CEO serves on more than two public company boards other than the company's board.

          On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

     - Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.

     - Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

     - Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

          -    Established governance standards and guidelines.

          - Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.

          - Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

          - A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

          - Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

          - The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

     - Proposals that grant or restore shareholder ability to remove directors with or without cause.

     - Proposals to permit shareholders to elect directors to fill board vacancies.

     - Proposals that encourage directors to own a minimum amount of company stock.

     -    Proposals to provide or to restore shareholder appraisal rights.

     -    Proposals to adopt cumulative voting.

     -    Proposals for the company to adopt confidential voting.

CMA generally will vote AGAINST:

     - Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

     - Proposals that give management the ability to alter the size of the board without shareholder approval.

     - Proposals that provide directors may be removed only by supermajority vote.

     -    Proposals to eliminate cumulative voting.

     - Proposals which allow more than one vote per share in the election of directors.

     - Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

     - Proposals that mandate a minimum amount of company stock that directors must own.

     -    Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

     - Director and officer indemnification and liability protection. CMA is opposed to entirely eliminating directors' and officers' liability for monetary damages for violating the duty of care. CMA is also opposed to expanding coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. CMA supports proposals which provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he/she reasonably believed was in the best interests of the company, AND (ii) if the director's legal expenses would be covered.

     - Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

     - Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 10% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

     - Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

     -    Proposals asking a company to expense stock options.

     -    Proposals to put option repricings to a shareholder vote.

     - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

CMA generally will vote AGAINST:

     - Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.

     - Proposals to authorize the replacement or repricing of out-of-the money options.

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

     - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

          For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

     - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

     - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

     - Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

     - CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

     - CMA generally votes FOR shareholder proposals to eliminate a poison pill.

     - CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

     - CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.

Supermajority vote

     - CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

     - CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

     - Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

     - Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

          -    Credible reason exists to question:

               - The auditor's independence, as determined by applicable regulatory requirements.

               - The accuracy or reliability of the auditor's opinion as to the company's financial position.

          - Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.

     - Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

     - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

     - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

     - Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

     - Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.

CMA will vote AGAINST:

     - Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

     - Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

     - Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

     - FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

     - FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

     - Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

     - Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

     - Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

     - Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.

     - Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.

     - Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

8.  Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

     -    Board structure

     -    Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     - Ignore a shareholder proposal that is approved by a majority of shares outstanding;

     - Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

     -    Are interested directors and sit on the audit or nominating committee;
          or

     - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

     -    Past performance relative to its peers

     -    Market in which fund invests

     - Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

     - Past shareholder activism, board activity and votes on related proposals

     -    Strategy of the incumbents versus the dissidents

     -    Independence of incumbent directors; director nominees

     -    Experience and skills of director nominees

     -    Governance profile of the company

     -    Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Past performance as a closed-end fund

     -    Market in which the fund invests

     -    Measures taken by the board to address the discount

     - Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

     -    Proposed and current fee schedules

     -    Fund category/investment objective

     -    Performance benchmarks

     -    Share price performance as compared with peers

     -    Resulting fees relative to peers

     -    Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

     -    Stated specific financing purpose

     -    Possible dilution for common shares

     -    Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

     -    Potential competitiveness

     -    Regulatory developments

     -    Current and potential returns

     -    Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a nonfundamental restriction, considering the following factors:

     -    Fund's target investments

     -    Reasons given by the fund for the change

     -    Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:

     -    Political/economic changes in the target market

     -    Consolidation in the target market

     -    Current asset composition

Change in Fund's Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:

     -    Potential competitiveness

     -    Current and potential returns

     -    Risk of concentration

     -    Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

     -    Strategies employed to salvage the company

     -    Past performance of the fund

     -    Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

     -    The degree of change implied by the proposal

     -    The efficiencies that could result

     -    The state of incorporation; net effect on shareholder rights

     -    Regulatory standards and implications

CMA will vote FOR:

     - Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

     - Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

     -    Proposals enabling the Board to:

          -    Change, without shareholder approval the domicile of the fund

          - Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

     -    Regulations of both states

     -    Required fundamental policies of both states

     -    The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Fees charged to comparably sized funds with similar objectives

     -    The proposed distributor's reputation and past performance

     -    The competitiveness of the fund in the industry

     -    Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Resulting fee structure

     -    Performance of both funds

     -    Continuity of management personnel

     -    Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

     -    Performance of the fund's NAV

     -    The fund's history of shareholder relations

     -    The performance of other funds under the adviser's management

9. Alternative Investment Group ("AIG") Matters

The AIG Proxy Sub-Committee generally will vote in accordance with the guidelines set forth in this policy. With respect to matters that are not addressed by the guidelines, the AIG Proxy Sub-Committee will vote each such matter on a CASE-BY-CASE basis.

B. ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.

A Portfolio Manager, sub-adviser or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines stated in Section IV.A. In this situation, he or she shall request that the Proxy Committee consider voting the proxy other than according such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption.

C. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The following proposals require special, individual consideration. The Proxy Committee will determine how proxies related to all such proposals will be voted.

               1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

               2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

               3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

               4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

               5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified in Section IV.A.

               6. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

               7. PREEMPTIVE RIGHTS. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines set forth in Section IV above. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to effect the purposes of this Policy.

     - CMA shall use an independent, third-party vendor (currently Institutional Shareholder Services ("ISS")), to implement its proxy voting process as CMAs proxy voting agent. This retention is subject to CMA continuously assessing the vendor's independence from CMA and its affiliates, and the vendor's ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with CMA's proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor's other clients and the owners, officers or employees of any such firm, on the one hand, and CMA's clients, on the other hand. As means of performing this assessment, CMA will require various reports and notices from the vendor, as well as periodic audits of the vendor's voting record and other due diligence.

     - ISS shall provide proxy analysis and record keeping services in addition to voting proxies on behalf of CMA in accordance with this Policy.

     - On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in all accounts over which CMA has voting authority. Information regarding equity holdings for international portfolio shall be sent weekly.

     - ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be promptly noted and resolved by ISS, with notice to CMA.

     - Whenever a vote is solicited, ISS shall execute the vote according to CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section IV.A.

     - If ISS is not sure how to vote a particular proxy, then ISS will issue a request for voting instructions to CMA over a secure website. CMA personnel shall check this website regularly. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's understanding of the Voting Guidelines previously delivered to ISS. CMA shall promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

     - Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

     - ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

VI. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in CMA's Form ADV. Upon receipt of a Client's request for more information, CMA will provide to the Client a copy of this Policy and/or how CMA voted proxies for the Client pursuant to this Policy for up to a one-year period.

                      COLUMBIA CONNECTICUT TAX-EXEMPT FUND
                     COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND
                        COLUMBIA NEW YORK TAX-EXEMPT FUND

                                  (THE "FUNDS")

     SUPPLEMENT TO THE PROSPECTUS DATED MARCH 1, 2005 (THE "PROSPECTUS")

     The Prospectus is hereby supplemented with the following information:

     1. The date on the front cover of the Prospectus is revised to read "________________, 2005."

     2. The following sentence is added to the section entitled "Performance History":

     Year-to-date performance through ____________, 2005 for the following share classes of the Funds were as follows:

                      Columbia Connecticut Tax-Exempt Fund:
                                Class A --   ___%

                     Columbia Massachusetts Tax-Exempt Fund:
                                Class A --   ___%

                       Columbia New York Tax-Exempt Fund:
                                Class A --   ___%

     3. The "Annual Fund Operating Expenses" and "Example Expenses" tables in the section entitled "Your Expenses" are updated and restated in their entirety as follows:

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

COLUMBIA CONNECTICUT TAX-EXEMPT FUND            CLASS A   CLASS B   CLASS C
------------------------------------            -------   -------   -------
Management fee (1) (%)                           [0.50]    [0.50]   [0.50]
Distribution and service (12b-1) fees (2) (%)    [0.23]    [0.98]   [0.98(3)]
Other expenses (%)                               [0.19]    [0.19]   [0.19]
Total annual fund operating expenses (1) (%)     [0.92]    [1.67]   [1.67(3)]

[(1) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60%. If this waiver were reflected in the table, the management fee for each share class would be 0.41% and total annual fund operating expenses for Class A, B and C shares would be 0.83%, 1.58% and 1.28%, respectively (taking into account the 12b-1 fee waiver discussed in footnote 3 below). This arrangement may be modified or terminated by the advisor at any time.

(2) The annual service fee portion of the 12b-1 fee may equal up to 0.10% on net assets attributable to shares issued prior to December 1, 1994 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.10% and 0.25% rates.

(3) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table the 12b-1 fee for Class C shares would be 0.68% and total annual fund operating expenses for Class C shares would be 1.28% (taking into account the fee waiver discussed in footnote 1 above). This arrangement may be modified or terminated by the distributor at any time.]

COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND          CLASS A   CLASS B   CLASS C
--------------------------------------          -------   -------   -------
Management fee (%)                               [0.50]    [0.50\   [0.50]
Distribution and service (12b-1) fees (1) (%)    [0.22]    [0.97\   [0.97(2)]
Other expenses (%)                               [0.19]    [0.19\   [0.19]
Total annual fund operating expenses (%)         [0.91]    [1.66\   [1.66(2)]

[(1) The annual service fee portion of the 12b-1 fee may equal up to 0.10% on net assets attributable to shares issued prior to December 1, 1994 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.10% and 0.25% rates.

(2) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table the 12b-1 fee for Class C shares would be 0.67% and total annual fund operating expenses for Class C shares would be 1.36%. This arrangement may be modified or terminated by the distributor at any time. ]

COLUMBIA NEW YORK TAX-EXEMPT FUND               CLASS A   CLASS B   CLASS C
---------------------------------               -------   -------   -------
Management fee (1) (%)                           [0.50]    [0.50]   [0.50]
Distribution and service (12b-1) fees (2) (%)    [0.23]    [0.98]   [0.98(3)]
Other expenses (%)                               [0.23]    [0.23]   [0.23]
Total annual fund operating expenses (1)(%)      [0.96]    [1.71]   [1.71(3)]

[(1) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60%. If this waiver were reflected in the table, the management fee for each share class would be 0.37% and total annual fund operating expenses for Class A, B and C shares would be 0.83%, 1.58% and 1.28%, respectively (taking into account the 12b-1 fee waiver discussed in footnote 3 below). This arrangement may be modified or terminated by the advisor at any time.

(2) The annual service fee portion of the 12b-1 fee may equal up to 0.10% on net assets attributable to shares issued prior to December 1, 1994 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.10% and 0.25% rates.

(3) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table the 12b-1 fee for Class C shares would be 0.68% and total annual fund operating expenses for Class C shares would be 1.28% (taking into account the fee waiver discussed in footnote 1 above). This arrangement may be modified or terminated by the distributor at any time.]

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

COLUMBIA CONNECTICUT TAX-EXEMPT FUND               1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------               ------   -------   -------   --------
Class A                                            [$564]    [$754]     [$960]  [$1,553]
Class B:   did not sell your shares                [$170]    [$526]     [$907]  [$1,777]
           sold all your shares at end of period   [$670]    [$826]   [$1,107]  [$1,777]
Class C:   did not sell your shares                [$170]    [$526]     [$907]  [$1,976]
           sold all your shares at end of period   [$270]    [$526]     [$907]  [$1,976]

COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND             1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------             ------   -------   -------   --------
Class A                                            [$563]    [$751]     [$955]  [$1,541]
Class B:   did not sell your shares                [$169]    [$523]     [$902]  [$1,766]
           sold all your shares at end of period   [$669]    [$823]   [$1,102]  [$1,766]
Class C:   did not sell your shares                [$169]    [$523]     [$902]  [$1,965]
           sold all your shares at end of period   [$269]    [$523]     [$902]  [$1,965]

COLUMBIA NEW YORK TAX-EXEMPT FUND                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------                  ------   -------   -------   --------
Class A                                            [$568]    [$766]     [$981]  [$1,597]
Class B:   did not sell your shares                [$174]    [$539]     [$928]  [$1,821]
           sold all your shares at end of period   [$674]    [$839]   [$1,128]  [$1,821]
Class C:   did not sell your shares                [$174]    [$539]     [$928]  [$2,019]

COLUMBIA NEW YORK TAX-EXEMPT FUND                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------                  ------   -------   -------   --------
           sold all your shares at end of period   [$274]    [$539]     [$928]  [$2,019]

     4. The section entitled "Financial Highlights" is updated and restated in its entirety as follows:

Selected data for a share outstanding throughout each period is as follows:

COLUMBIA CONNECTICUT TAX-EXEMPT FUND

CLASS A SHARES

                           (UNAUDITED)
                            SIX MONTHS
                              ENDED      YEAR ENDED   PERIOD ENDED          YEAR ENDED JANUARY 31,
                            APRIL 30,    OCTOBER 31    OCTOBER 31,   ------------------------------------
                               2005         2004         2003(A)       2003         2002            2001
                           -----------   ----------   ------------   --------     --------        -------
NET ASSET VALUE,
   BEGINNING OF PERIOD     $   8.19      $   8.21     $   8.11       $   7.96     $   7.85        $  7.28
                           --------      --------     --------       --------     --------        -------

INCOME FROM
   INVESTMENT
   OPERATIONS:
   Net investment
      income                   0.15(b)       0.29(b)      0.24(b)        0.34(b)      0.37(b)(c)     0.37(d)
   Net realized and
      unrealized gain
      (loss) on
      investments and
      futures contracts       (0.09)         0.10         0.10           0.17         0.11(c)        0.57
                           --------      --------     --------       --------     --------        -------
   Total from
      Investment
      Operations               0.06          0.39         0.34           0.51         0.48           0.94
                           --------      --------     --------       --------     --------        -------
LESS DISTRIBUTIONS
   DECLARED TO
   SHAREHOLDERS
   From net
      investment income       (0.14)        (0.29)       (0.24)         (0.34)       (0.35)         (0.37)
   From net realized
      gains                   (0.05)        (0.12)          --          (0.02)       (0.02)            --
                           --------      --------     --------       --------     --------        -------
   Total
      distributions
      declared to
      shareholders            (0.19)        (0.41)       (0.24)         (0.36)       (0.37)         (0.37)
                           --------      --------     --------       --------     --------        -------
NET ASSET VALUE,
   END OF PERIOD           $   8.06      $   8.19     $   8.21       $   8.11     $   7.96        $  7.85
   Total return
      (e)(f)                   0.80%(g)      4.91%        4.21%(g)       6.54%        6.25%         13.24%
                           --------      --------     --------       --------     --------        -------
RATIOS TO AVERAGE
   NET ASSETS/
   SUPPLEMENTAL DATA
   Expenses (h)                0.83%(i)      0.83%        0.83%(i)       0.82%        0.79%          0.78%
   Net investment income
      (h)                       .68%(i)      3.60%        3.97%(i)       4.21%        4.61%(c)       4.95%
   Waiver/Reimbursement        0.11%(i)      0.09%        0.20%(i)       0.16%        0.18%          0.17%
      Portfolio turnover
      rate                        3%(g)         9%          11%(g)         16%           3%             8%
   Net assets, end of
      period (in
      thousands)           $102,616      $106,661     $111,944       $114,482     $103,760        $81,385
                           --------      --------     --------       --------     --------        -------

(a)  The Fund changed its fiscal year end from January 31 to October 31.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01 and increase the ratio of net investment income to average net assets from 4.57% to 4.61%. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(d) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

CLASS B SHARES

                                 (UNAUDITED)
                                 SIX MONTHS     YEAR ENDED   PERIOD ENDED         YEAR ENDED JANUARY 31,
                                    ENDED       OCTOBER 31    OCTOBER 31,   ----------------------------------
                               APRIL 30, 2005      2004         2003(A)       2003        2002           2001
                               --------------   ----------   ------------   -------     -------        -------
NET ASSET VALUE, BEGINNING
   OF PERIOD                     $  8.19         $  8.21      $  8.11       $  7.96     $  7.85        $  7.28
                                 -------         -------      -------       -------     -------        -------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income            0.12(b)         0.23(b)      0.20(b)       0.28(b)     0.31(b)(c)     0.32(d)
   Net realized and
      unrealized gain (loss)
      on investments and
      futures contracts            (0.09)           0.10         0.09          0.17        0.11(c)        0.57
                                 -------         -------      -------       -------     -------        -------
   Total from Investment
      Operations                    0.03            0.33         0.29          0.45        0.42           0.89
                                 -------         -------      -------       -------     -------        -------

LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS
   From net investment
      income                       (0.11)          (0.23)       (0.19)        (0.28)      (0.29)         (0.32)
   From net realized gains         (0.05)          (0.12)          --         (0.02)      (0.02)            --
                                 -------         -------      -------       -------     -------        -------
   Total distributions
      declared to
      shareholders                 (0.16)          (0.35)       (0.19)        (0.30)      (0.31)         (0.32)
                                 -------         -------      -------       -------     -------        -------

NET ASSET VALUE, END OF
   PERIOD                        $  8.06         $  8.19      $  8.21       $  8.11     $  7.96        $  7.85
   Total return (e)(f)              0.43%(g)        4.13%        3.62%(g)      5.74%       5.49%         12.42%
                                 -------         -------      -------       -------     -------        -------

RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
   Expenses (h)                     1.58%(i)        1.58%        1.58%(i)      1.57%       1.54%          1.53%
   Net investment income (h)        2.93%(i)        2.84%        3.22%(i)      3.46%       3.86%(c)       4.20%
   Waiver/Reimbursement             0.11%(i)        0.09%        0.20%(i)      0.16%       0.18%          0.17%
   Portfolio turnover rate             3%(g)           9%          11%(g)        16%          3%             8%
   Net assets, end of period
      (in thousands)             $41,207         $46,271      $55,792       $61,865     $55,997        $64,072
                                 -------         -------      -------       -------     -------        -------

(a)  The Fund changed its fiscal year end from January 31 to October 31.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01 and increase the ratio of net investment income to average net assets from 3.82% to 3.86%. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(d) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

CLASS C SHARES

                                 (UNAUDITED)
                                 SIX MONTHS     YEAR ENDED   PERIOD ENDED         YEAR ENDED JANUARY 31,
                                    ENDED       OCTOBER 31    OCTOBER 31,   ---------------------------------
                               APRIL 30, 2005      2004         2003(A)       2003        2002           2001
                               --------------   ----------   ------------   -------     -------        ------
NET ASSET VALUE, BEGINNING
   OF PERIOD                     $  8.19        $  8.21       $  8.11       $  7.96     $  7.85        $ 7.28
                                 -------        -------       -------       -------     -------        ------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income            0.13(b)        0.26(b)       0.22(b)       0.30(b)     0.33(b)(c)    0.34(d)
   Net realized and
      unrealized gain (loss)
      on investments and
      futures contracts            (0.08)          0.10          0.09          0.17        0.12(c)       0.57
                                 -------        -------       -------       -------     -------        ------
   Total from Investment
      Operations                    0.05           0.36          0.31          0.47        0.45          0.91
                                 -------        -------       -------       -------     -------        ------

LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS
   From net investment
      income                       (0.13)         (0.26)        (0.21)        (0.30)      (0.32)        (0.34)
   From net realized gains         (0.05)         (0.12)           --         (0.02)      (0.02)           --
                                 -------        -------       -------       -------     -------        ------
   Total distributions
      declared to
      shareholders                 (0.18)         (0.38)        (0.21)        (0.32)      (0.34)        (0.34)
                                 -------        -------       -------       -------     -------        ------

NET ASSET VALUE, END OF
   PERIOD                        $  8.06        $  8.19       $  8.21       $  8.11     $  7.96        $ 7.85
   Total return (e)(f)               .58%(g)       4.44%         3.86%(g)      6.06%       5.79%        12.76%
                                 -------        -------       -------       -------     -------        ------

RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
   Expenses (h)                     1.28%(i)       1.28%         1.28%(i)      1.27%       1.24%         1.23%
   Net investment income (h)        3.23%(i)       3.15%         3.52%(i)      3.76%       4.16%(c)      4.50%
   Waiver/Reimbursement             0.41%(i)       0.39%         0.50%(i)      0.46%       0.48%         0.47%
   Portfolio turnover rate             3%(g)          9%           11%(g)        16%          3%            8%
   Net assets, end of period
      (in thousands)             $23,724        $24,764       $30,218       $30,456     $12,108        $4,551
                                 -------        -------       -------       -------     -------        ------

(a)  The Fund changed its fiscal year end from January 31 to October 31.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.13% to 4.16%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(d) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND

CLASS A SHARES

                                 (UNAUDITED)
                                 SIX MONTHS     YEAR ENDED   PERIOD ENDED           YEAR ENDED JANUARY 31,
                                    ENDED       OCTOBER 31    OCTOBER 31,   -------------------------------------
                               APRIL 30, 2005      2004         2003(A)       2003         2002            2001
                               --------------   ----------   ------------   --------     --------        --------
NET ASSET VALUE, BEGINNING
   OF PERIOD                    $   8.17        $   8.16     $   8.06       $   7.85     $   7.83        $   7.18
                                --------        --------     --------       --------     --------        --------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income            0.16(b)         0.33(b)      0.25(b)        0.35(b)      0.40(b)(c)      0.37(d)
   Net realized and
      unrealized gain (loss)
      on investments and
      futures contracts            (0.06)           0.17         0.10           0.23         0.03(c)         0.70
                                --------        --------     --------       --------     --------        --------
   Total from Investment
      Operations                    0.10            0.50         0.35           0.58         0.43            1.07
                                --------        --------     --------       --------     --------        --------

LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS
   From net investment
      income                       (0.16)          (0.33)       (0.25)         (0.35)       (0.37)          (0.38)
   From net realized gains         (0.11)          (0.16)          --          (0.02)       (0.04)          (0.04)
                                --------        --------     --------       --------     --------        --------
   Total distributions
      declared to
      shareholders                 (0.27)          (0.49)       (0.25)         (0.37)       (0.41)          (0.42)
                                --------        --------     --------       --------     --------        --------

NET ASSET VALUE, END OF
   PERIOD                       $   8.00        $   8.17     $   8.16       $   8.06     $   7.85        $   7.83
   Total return (e)                 1.24%(f)        6.28%        4.40%(f)       7.59%        5.62%(g)       15.30%(g)
                                --------        --------     --------       --------     --------        --------

RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA
   Expenses (h)                     0.92%(i)        0.91%        1.00%(i)       0.94%        0.92%           0.93%
   Net investment income (h)        4.06%(i)        4.05%        4.16%(i)       4.39%        5.05%(c)        4.94%
   Waiver/Reimbursement               --              --           --             --         0.05%           0.03%
   Portfolio turnover rate             0%(f)           6%           9%(f)         13%           8%             18%
   Net assets, end of period
      (in thousands)            $151,549        $157,198     $167,692       $170,512     $169,284        $152,057
                                --------        --------     --------       --------     --------        --------

(a)  The Fund changed its fiscal year end from January 31 to October 31.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 5.02% to 5.05%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(d) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Not annualized.

(g) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

CLASS B SHARES

                              (UNAUDITED)
                               SIX MONTHS
                                 ENDED      YEAR ENDED   PERIOD ENDED         YEAR ENDED JANUARY 31,
                               APRIL 30,    OCTOBER 31    OCTOBER 31,   ----------------------------------
                                  2005         2004         2003(A)       2003        2002           2001
                              -----------   ----------   ------------   -------     -------        -------
NET ASSET VALUE,
   BEGINNING OF PERIOD        $  8.17       $  8.16      $  8.06        $  7.85     $  7.83        $  7.18
                              -------       -------      -------        -------     -------        -------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income         0.13(b)       0.27(b)      0.21(b)        0.29(b)     0.34(b)(c)     0.31(d)
   Net realized and
      unrealized gain
      (loss) on investments
      and futures contracts     (0.06)         0.16         0.10           0.23        0.03(c)        0.70
                              -------       -------      -------        -------     -------        -------
   Total from Investment
      Operations                 0.07          0.43         0.31           0.52        0.37           1.01
                              -------       -------      -------        -------     -------        -------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS
   From net investment
      income                    (0.13)        (0.26)       (0.21)         (0.29)      (0.31)         (0.32)
   From net realized gains      (0.11)        (0.16)          --          (0.02)      (0.04)         (0.04)
                              -------       -------      -------        -------     -------        -------
   Total distributions
      declared to
      shareholders              (0.24)        (0.42)       (0.21)         (0.31)      (0.35)         (0.36)
                              -------       -------      -------        -------     -------        -------
NET ASSET VALUE, END
   OF PERIOD                  $  8.00       $  8.17      $  8.16        $  8.06     $  7.85        $  7.83
Total return (e)                 0.87%(f)      5.49%        3.82%(f)       6.79%       4.86%(g)      14.45%(g)
                              -------       -------      -------        -------     -------        -------
RATIOS TO AVERAGE NET
   ASSETS/ SUPPLEMENTAL
   DATA
Expenses (h)                     1.67%(i)      1.66%        1.75%(i)       1.69%       1.67%          1.68%
Net investment income (h)        3.31%(i)      3.29%        3.41%(i)       3.64%       4.30%(c)       4.19%
Waiver/Reimbursement               --            --           --             --        0.05%          0.03%
Portfolio turnover rate             0%(f)         6%           9%(f)         13%          8%            18%
Net assets, end of period
   (in thousands)             $30,408       $34,035      $40,739        $43,052     $39,009        $44,038
                              -------       -------      -------        -------     -------        -------

(a)  The Fund changed its fiscal year end from January 31 to October 31.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.27% to 4.30%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(d) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Not annualized.

(g) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

CLASS C SHARES

                              (UNAUDITED)
                               SIX MONTHS
                                 ENDED      YEAR ENDED   PERIOD ENDED        YEAR ENDED JANUARY 31,
                               APRIL 30,    OCTOBER 31    OCTOBER 31,   --------------------------------
                                  2005         2004         2003(A)       2003       2002          2001
                              -----------   ----------   ------------   -------     ------        ------
NET ASSET VALUE,
   BEGINNING OF PERIOD        $  8.17       $  8.16       $  8.06       $  7.85     $ 7.83        $ 7.18
                              -------       -------       -------       -------     ------        ------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income         0.14(b)       0.29(b)       0.23(b)       0.31(b)    0.36(b)(c)    0.34(d)
   Net realized and
      unrealized gain
      (loss) on investments
      and futures contracts     (0.06)         0.17          0.09          0.24       0.04(c)       0.70
                              -------       -------       -------       -------     ------        ------
   Total from Investment
      Operations                 0.08          0.46          0.32          0.55       0.40          1.04
                              -------       -------       -------       -------     ------        ------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS
   From net investment
      income                    (0.14)        (0.29)        (0.22)        (0.32)     (0.34)        (0.35)
   From net realized gains      (0.11)        (0.16)           --         (0.02)     (0.04)        (0.04)
                              -------       -------       -------       -------     ------        ------
   Total distributions
      declared to
      shareholders              (0.25)        (0.45)        (0.22)        (0.34)     (0.38)        (0.39)
                              -------       -------       -------       -------     ------        ------
NET ASSET VALUE, END OF
   PERIOD                     $  8.00       $  8.17       $  8.16       $  8.06     $ 7.85        $ 7.83
Total return (e)(f)              1.01%(g)      5.81%         4.05%(g)      7.11%      5.17%        14.79%
                              -------       -------       -------       -------     ------        ------
RATIOS TO AVERAGE NET
   ASSETS/ SUPPLEMENTAL
   DATA
Expenses (h)                     1.37%(i)      1.36%         1.45%(i)      1.39%      1.37%         1.38%
Net investment income (h)        3.61%(i)      3.58%         3.71%(i)      3.94%      4.60%(c)      4.49%
Waiver/Reimbursement             0.30%(i)      0.30%         0.30%(i)      0.30%      0.35%         0.33%
Portfolio turnover rate             0%(g)         6%            9%(g)        13%         8%           18%
Net assets, end of period
   (in thousands)             $14,059       $13,360       $15,335       $11,399     $4,802        $2,586
                              -------       -------      --------       -------     ------        ------

(a)  The Fund changed its fiscal year end from January 31 to October 31.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.57% to 4.60%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(d) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

COLUMBIA NEW YORK TAX-EXEMPT FUND

CLASS A SHARES

                              (UNAUDITED)
                               SIX MONTHS
                                 ENDED      YEAR ENDED   PERIOD ENDED         YEAR ENDED JANUARY 31,
                               APRIL 30,    OCTOBER 31    OCTOBER 31,   ----------------------------------
                                  2005         2004         2003(A)       2003        2002           2001
                              -----------   ----------   ------------   -------     -------        -------
NET ASSET VALUE, BEGINNING
   OF PERIOD                  $  7.84       $  7.72       $  7.60       $  7.43     $  7.34        $  6.68
                              -------       -------       -------       -------     -------        -------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income         0.16(b)       0.31(b)       0.24(b)       0.33(b)     0.34(b)(c)     0.35(d)
   Net realized and
      unrealized gain
      (loss) on investments
      and futures contracts     (0.05)         0.16          0.11          0.17        0.07(c)        0.67
                              -------       -------       -------       -------     -------        -------
   Total from Investment
      Operations                 0.11          0.47          0.35          0.50        0.41           1.02
                              -------       -------       -------       -------     -------        -------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS
   From net investment
      income                    (0.15)        (0.31)        (0.23)        (0.33)      (0.32)         (0.36)
   From net realized gains      (0.02)        (0.04)           --            --          --             --
                              -------       -------       -------       -------     -------        -------
   Total distributions
      declared to
      shareholders              (0.17)        (0.35)        (0.23)        (0.33)      (0.32)         (0.36)
                              -------       -------       -------       -------     -------        -------
NET ASSET VALUE, END OF
   PERIOD                     $  7.78       $  7.84       $  7.72       $  7.60     $  7.43        $  7.34
Total return (e)(f)              1.44%(g)      6.26%         4.70%(g)      6.81%       5.75%         15.58%
                              -------       -------       -------       -------     -------        -------
RATIOS TO AVERAGE NET
   ASSETS/ SUPPLEMENTAL DATA
Expenses (h)                     0.84%(i)      0.83%         0.83%(i)      0.82%       0.79%          0.79%
Net investment income (h)        4.04%(i)      4.04%         4.15%(i)      4.32%       4.61%(c)       5.02%
Waiver/Reimbursement             0.16%(i)      0.13%         0.24%(i)      0.18%       0.21%          0.22%
Portfolio turnover rate             2%(g)         8%            8%(g)        11%          9%            18%
Net assets, end of period
   (in thousands)             $60,848       $65,280       $68,271       $67,779     $60,165        $47,733
                              -------       -------      --------       -------     -------        -------

(a)  The Fund changed its fiscal year end from January 31 to October 31.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.55% to 4.61%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(d) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

CLASS B SHARES

                                 (UNAUDITED)
                                  SIX MONTHS
                                    ENDED      YEAR ENDED   PERIOD ENDED         YEAR ENDED JANUARY 31,
                                  APRIL 30,    OCTOBER 31    OCTOBER 31,   ----------------------------------
                                     2005         2004         2003(A)       2003        2002           2001
                                 -----------   ----------   ------------   -------     -------        -------
NET ASSET VALUE, BEGINNING
   OF PERIOD                     $  7.84       $  7.72       $  7.60       $  7.43     $  7.34        $  6.68
                                 -------       -------       -------       -------     -------        -------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income            0.13(b)       0.25(b)       0.20(b)       0.27(b)     0.29(b)(c)     0.30(d)
   Net realized and unrealized
      gain (loss) on
      investments and futures
      contracts                    (0.05)         0.16          0.11          0.17        0.07(c)        0.67
                                 -------       -------       -------       -------     -------        -------
   Total from Investment
      Operations                    0.08          0.41          0.31          0.44        0.36           0.97
                                 -------       -------       -------       -------     -------        -------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS
   From net investment income      (0.12)        (0.25)        (0.19)        (0.27)      (0.27)         (0.31)
   From net realized gains         (0.02)        (0.04)           --            --          --             --
                                 -------       -------       -------       -------     -------        -------
   Total distributions
      declared to shareholders     (0.14)        (0.29)        (0.19)        (0.27)      (0.27)         (0.31)
                                 -------       -------       -------       -------     -------        -------
NET ASSET VALUE, END OF
   PERIOD                        $  7.78       $  7.84       $  7.72       $  7.60     $  7.43        $  7.34
   Total return (e)(f)              1.07%(g)      5.47%         4.12%(g)      6.02%       4.99%         14.74%
                                 -------       -------       -------       -------     -------        -------
RATIOS TO AVERAGE NET
ASSETS/SUPPLEMENTAL DATA
Expenses (h)                        1.59%(i)      1.58%         1.58%(i)      1.57%       1.54%          1.54%
Net investment income (h)           3.29%(i)      3.29%         3.40%(i)      3.57%       3.86%(c)       4.27%
Waiver/Reimbursement                0.16%(i)      0.13%         0.24%(i)      0.18%       0.21%          0.22%
Portfolio turnover rate                2%(g)         8%            8%(g)        11%          9%            18%
Net assets, end of period
   (in thousands)                $31,571       $34,877       $44,293       $43,018     $36,409        $41,034
                                 -------       -------       -------       -------     -------        -------

(a)  The Fund changed its fiscal year end from January 31 to October 31.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 3.80% to 3.86%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(d) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

CLASS C SHARES

                                 (UNAUDITED)
                                  SIX MONTHS
                                    ENDED      YEAR ENDED   PERIOD ENDED        YEAR ENDED JANUARY 31,
                                  APRIL 30,    OCTOBER 31    OCTOBER 31,   -------------------------------
                                     2005         2004         2003(A)      2003       2002          2001
                                 -----------   ----------   ------------   ------     ------        ------
NET ASSET VALUE, BEGINNING
   OF PERIOD                     $  7.84        $ 7.72       $  7.60       $ 7.43     $ 7.34        $ 6.68
                                 -------        ------       -------       ------     ------        ------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income            0.14(b)       0.28(b)       0.21(b)      0.29(b)    0.31(b)(c)    0.32(d)
   Net realized and unrealized
      gain (loss) on
      investments and futures
      contracts                    (0.05)         0.16          0.12         0.17       0.07(c)       0.67
                                 -------        ------       -------       ------     ------        ------
   Total from Investment
      Operations                    0.09          0.44          0.33         0.46       0.38          0.99
                                 -------        ------       -------       ------     ------        ------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS
   From net investment income      (0.13)        (0.28)        (0.21)       (0.29)     (0.29)        (0.33)
   From net realized gains         (0.02)        (0.04)           --           --         --            --
                                 -------        ------       -------       ------     ------        ------
   Total distributions
      declared to shareholders     (0.15)        (0.32)        (0.21)       (0.29)     (0.29)        (0.33)
                                 -------        ------       -------       ------     ------        ------
NET ASSET VALUE, END OF
   PERIOD                        $  7.78        $ 7.84       $  7.72       $ 7.60     $ 7.43        $ 7.34
   Total return (e)(f)              1.22%(g)      5.78%         4.35%(g)     6.34%      5.29%        15.07%
                                 -------        ------       -------       ------     ------        ------
RATIOS TO AVERAGE NET
   ASSETS/ SUPPLEMENTAL
   DATA
Expenses (h)                        1.29%(i)      1.28%         1.28%(i)     1.27%      1.24%         1.24%
Net investment income (h)           3.59%(i)      3.59%         3.70%(i)     3.87%      4.16%(c)      4.57%
Waiver/Reimbursement                0.46%(i)      0.43%         0.54%(i)     0.48%      0.51%         0.52%
Portfolio turnover rate                2%(g)         8%            8%(g)       11%         9%           18%
Net assets, end of period
   (in thousands)                $10,164        $9,774       $10,231       $9,344     $4,108        $  900
                                 -------        ------       -------       ------     ------        ------

(a)  The Fund changed its fiscal year end from January 31 to October 31.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.10% to 4.16%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(d) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

     5. The information under the heading, "For More Information - Investment Company Act file number" is revised as follows:

     Columbia Funds Series Trust I: 811-4367

          -    Columbia Connecticut Tax-Exempt Fund

          -    Columbia Massachusetts Tax-Exempt Fund

          -    Columbia New York Tax-Exempt Fund

     6. Effective May 2, 2005, the paragraph "DISTRIBUTION OPTIONS" under the heading "OTHER INFORMATION ABOUT YOUR ACCOUNT" will be revised in its entirety as follows:

DISTRIBUTION OPTIONS The Fund declares any dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the date on which a purchase order is settled by payment. Shares stop earning dividends at the close of business on the day before the date on which a redemption order is settled. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

     7. The Prospectus is hereby supplemented with the following information relating to hypothetical investment and expense information:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

     The following supplemental hypothetical investment information provides additional information about the effect of the expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Funds assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested and that Class B shares and Class G shares converts to Class A shares and Class T shares, respectively, after eight years. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of fee waivers or expense reimbursements. Your actual costs may be higher or lower.

COLUMBIA CONNECTICUT TAX-EXEMPT FUND - A


                               ANNUAL EXPENSE RATIO
                                       0.92%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
 1            5.00%              $10,001.25                  4.08%               $ 9,913.62      $  564.42
 2           10.25%              $10,501.31                  8.33%               $10,318.10      $   93.07
 3           15.76%              $11,026.38                 12.75%               $10,739.07      $   96.86
 4           21.55%              $11,577.70                 17.35%               $11,177.23      $  100.81
 5           27.63%              $12,156.58                 22.13%               $11,633.26      $  104.93
 6           34.01%              $12,764.41                 27.12%               $12,107.90      $  109.21
 7           40.71%              $13,402.63                 32.30%               $12,601.90      $  113.67
 8           47.75%              $14,072.76                 37.70%               $13,116.06      $  118.30
 9           55.13%              $14,776.40                 43.32%               $13,651.19      $  123.13
 10          62.89%              $15,515.22                 49.17%               $14,208.16      $  128.15

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 5,990.22
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 4,683.16
TOTAL ANNUAL FEES AND
   EXPENSES                                                                                      $1,552.55

COLUMBIA CONNECTICUT TAX-EXEMPT FUND - B

                               ANNUAL EXPENSE RATIO
                                      1.67%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
1             5.00%              $10,500.00                  3.33%               $10,333.00      $  169.78
2            10.25%              $11,025.00                  6.77%               $10,677.09      $  175.43
3            15.76%              $11,576.25                 10.33%               $11,032.64      $  181.28
4            21.55%              $12,155.06                 14.00%               $11,400.02      $  187.31
5            27.63%              $12,762.82                 17.80%               $11,779.64      $  193.55
6            34.01%              $13,400.96                 21.72%               $12,171.91      $  200.00
7            40.71%              $14,071.00                 25.77%               $12,577.23      $  206.66
8            47.75%              $14,774.55                 29.96%               $12,996.05      $  213.54
9            55.13%              $15,513.28                 35.26%               $13,526.29      $  122.00
10           62.89%              $16,288.95                 40.78%               $14,078.16      $  126.98

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 6,288.95
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 4,078.16
TOTAL ANNUAL FEES
   AND EXPENSES                                                                                  $1,776.53

COLUMBIA CONNECTICUT TAX-EXEMPT FUND - C

                               ANNUAL EXPENSE RATIO
                                      1.67%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
1             5.00%              $10,500.00                  3.33%               $10,333.00      $  169.78
2            10.25%              $11,025.00                  6.77%               $10,677.09      $  175.43
3            15.76%              $11,576.25                 10.33%               $11,032.64      $  181.28
4            21.55%              $12,155.06                 14.00%               $11,400.02      $  187.31
5            27.63%              $12,762.82                 17.80%               $11,779.64      $  193.55
6            34.01%              $13,400.96                 21.72%               $12,171.91      $  200.00
7            40.71%              $14,071.00                 25.77%               $12,577.23      $  206.66
8            47.75%              $14,774.55                 29.96%               $12,996.05      $  213.54
9            55.13%              $15,513.28                 34.29%               $13,428.82      $  220.65
10           62.89%              $16,288.95                 38.76%               $13,876.00      $  228.00

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 6,288.95
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 3,876.00
TOTAL ANNUAL FEES
   AND EXPENSES                                                                                  $1,976.20

 COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND - A

                               ANNUAL EXPENSE RATIO
                                      0.91%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
1             5.00%              $10,001.25                  4.09%               $ 9,914.57      $  563.45
2            10.25%              $10,501.31                  8.35%               $10,320.08      $   92.07

3            15.76%              $11,026.38                 12.78%               $10,742.17      $   95.83
4            21.55%              $11,577.70                 17.39%               $11,181.52      $   99.75
5            27.63%              $12,156.58                 22.19%               $11,638.85      $  103.83
6            34.01%              $12,764.41                 27.19%               $12,114.88      $  108.08
7            40.71%              $13,402.63                 32.39%               $12,610.38      $  112.50
8            47.75%              $14,072.76                 37.81%               $13,126.14      $  117.10
9            55.13%              $14,776.40                 43.44%               $13,663.00      $  121.89
10           62.89%              $15,515.22                 49.31%               $14,221.82      $  126.88

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 5,990.22
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 4,696.82
TOTAL ANNUAL FEES
   AND EXPENSES                                                                                  $1,541.38

COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND - B

                               ANNUAL EXPENSE RATIO
                                      1.66%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
1             5.00%              $10,500.00                  3.34%               $10,334.00      $  168.77
2            10.25%              $11,025.00                  6.79%               $10,679.16      $  174.41
3            15.76%              $11,576.25                 10.36%               $11,035.84      $  180.23
4            21.55%              $12,155.06                 14.04%               $11,404.44      $  186.25
5            27.63%              $12,762.82                 17.85%               $11,785.34      $  192.48
6            34.01%              $13,400.96                 21.79%               $12,178.98      $  198.90
7            40.71%              $14,071.00                 25.86%               $12,585.75      $  205.55
8            47.75%              $14,774.55                 30.06%               $13,006.12      $  212.41
9            55.13%              $15,513.28                 35.38%               $13,538.07      $  120.78
10           62.89%              $16,288.95                 40.92%               $14,091.77      $  125.72

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 6,288.95
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 4,091.77
TOTAL ANNUAL FEES
   AND EXPENSES                                                                                  $1,765.50

COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND - C

                               ANNUAL EXPENSE RATIO
                                      1.66%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
1             5.00%              $10,500.00                  3.34%               $10,334.00      $  168.77
2            10.25%              $11,025.00                  6.79%               $10,679.16      $  174.41
3            15.76%              $11,576.25                 10.36%               $11,035.84      $  180.23
4            21.55%              $12,155.06                 14.04%               $11,404.44      $  186.25
5            27.63%              $12,762.82                 17.85%               $11,785.34      $  192.48
6            34.01%              $13,400.96                 21.79%               $12,178.98      $  198.90
7            40.71%              $14,071.00                 25.86%               $12,585.75      $  205.55
8            47.75%              $14,774.55                 30.06%               $13,006.12      $  212.41
9            55.13%              $15,513.28                 34.41%               $13,440.52      $  219.51
10           62.89%              $16,288.95                 38.89%               $13,889.43      $  226.84

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 6,288.95
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 3,889.43
TOTAL ANNUAL FEES
   AND EXPENSES                                                                                  $1,965.35

COLUMBIA NEW YORK TAX-EXEMPT FUND - A

                               ANNUAL EXPENSE RATIO
                                      0.96%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
1             5.00%              $10,001.25                  4.04%               $ 9,909.81      $  568.29
2            10.25%              $10,501.31                  8.24%               $10,310.17      $   97.06
3            15.76%              $11,026.38                 12.62%               $10,726.70      $  100.98
4            21.55%              $11,577.70                 17.17%               $11,160.06      $  105.06
5            27.63%              $12,156.58                 21.90%               $11,610.92      $  109.30
6            34.01%              $12,764.41                 26.82%               $12,080.00      $  113.72
7            40.71%              $13,402.63                 31.95%               $12,568.04      $  118.31
8            47.75%              $14,072.76                 37.28%               $13,075.78      $  123.09
9            55.13%              $14,776.40                 42.82%               $13,604.05      $  128.06
10           62.89%              $15,515.22                 48.59%               $14,153.65      $  133.24
TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 5,990.22
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 4,628.65
TOTAL ANNUAL FEES
   AND EXPENSES                                                                                  $1,597.11

COLUMBIA NEW YORK TAX-EXEMPT FUND - B

                               ANNUAL EXPENSE RATIO
                                      1.71%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
1             5.00%              $10,500.00                  3.29%               $10,329.00      $  173.81
2            10.25%              $11,025.00                  6.69%               $10,668.82      $  179.53
3            15.76%              $11,576.25                 10.20%               $11,019.83      $  185.44
4            21.55%              $12,155.06                 13.82%               $11,382.38      $  191.54
5            27.63%              $12,762.82                 17.57%               $11,756.86      $  197.84
6            34.01%              $13,400.96                 21.44%               $12,143.66      $  204.35
7            40.71%              $14,071.00                 25.43%               $12,543.19      $  211.07
8            47.75%              $14,774.55                 29.56%               $12,955.86      $  218.02
9            55.13%              $15,513.28                 34.79%               $13,479.28      $  126.89
10           62.89%              $16,288.95                 40.24%               $14,023.84      $  132.01

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 6,288.95
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 4,023.84
TOTAL ANNUAL FEES
   AND EXPENSES                                                                                  $1,820.50

COLUMBIA NEW YORK TAX-EXEMPT FUND - C

                               ANNUAL EXPENSE RATIO
                                      1.71%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR    ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER   FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES   EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   --------
1             5.00%              $10,500.00                  3.29%               $10,329.00      $  173.81
2            10.25%              $11,025.00                  6.69%               $10,668.82      $  179.53
3            15.76%              $11,576.25                 10.20%               $11,019.83      $  185.44

 4           21.55%              $12,155.06                 13.82%               $11,382.38      $  191.54
 5           27.63%              $12,762.82                 17.57%               $11,756.86      $  197.84
 6           34.01%              $13,400.96                 21.44%               $12,143.66      $  204.35
 7           40.71%              $14,071.00                 25.43%               $12,543.19      $  211.07
 8           47.75%              $14,774.55                 29.56%               $12,955.86      $  218.02
 9           55.13%              $15,513.28                 33.82%               $13,382.11      $  225.19
 10          62.89%              $16,288.95                 38.22%               $13,822.38      $  232.60

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $6,288.95
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 3,822.38
TOTAL ANNUAL FEES AND
   EXPENSES                                                                                      $2,019.39

     8. Columbia Funds Distributor, Inc. (the Funds' distributor) and Columbia Funds Services, Inc. (the Funds' transfer agent) have changed their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.

     9. The footnotes to the table entitled "Shareholder Fees" are revised to provide that the contingent deferred sales charge ("CDSC") applicable to Class A shares applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.

     10. The section entitled "Investment Minimums" is revised in its entirety as follows:

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Please see the Statement of Additional Information for more details on investment minimums.

     11. The call-out box entitled "Choosing a Share Class" is revised in its entirety as follows:

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B AND C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

     12. The table entitled "Class A Sales Charges" is replaced in its entirety as follows:

     For Fixed Income Funds (other than Columbia Money Market Fund and Columbia Municipal Money Market Fund):

CLASS A SALES CHARGES

                                    AS A % OF THE                     % OF OFFERING PRICE
                                       PUBLIC       AS A % OF YOUR   RETAINED BY FINANCIAL
AMOUNT PURCHASED                   OFFERING PRICE     INVESTMENT            ADVISOR
----------------                   --------------   --------------   ---------------------
Less than $50,000                       4.75             4.99                 4.25
$50,000 to less than $100,000           4.50             4.71                 4.00
$100,000 to less than $250,000          3.50             3.63                 3.00
$250,000 to less than $500,000          2.50             2.56                 2.25
$500,000 to less than $1,000,000        2.00             2.04                 1.75
$1,000,000 or more                      0.00             0.00                 0.00

     For Short-Intermediate Fixed Income Funds:

CLASS A SALES CHARGES

                                    AS A % OF THE                     % OF OFFERING PRICE
                                       PUBLIC       AS A % OF YOUR   RETAINED BY FINANCIAL
AMOUNT PURCHASED                   OFFERING PRICE     INVESTMENT            ADVISOR
----------------                   --------------   --------------   ---------------------
Less than $100,000                      3.25             3.36                 3.00
$100,000 to less than $250,000          2.50             2.56                 2.25
$250,000 to less than $500,000          2.00             2.04                 1.75
$500,000 to less than $1,000,000        1.50             1.52                 1.25
$1,000,000 or more                      0.00             0.00                 0.00

     For Short-Term Fixed Income Funds:

CLASS A SALES CHARGES

                                    AS A % OF THE                     % OF OFFERING PRICE
                                       PUBLIC       AS A % OF YOUR   RETAINED BY FINANCIAL
AMOUNT PURCHASED                   OFFERING PRICE     INVESTMENT            ADVISOR
----------------                   --------------   --------------   ---------------------
Less than $100,000                      1.00             1.01                 0.75
$100,000 to less than $250,000          0.75             0.76                 0.50
$250,000 to less than $1,000,000        0.50             0.50                 0.40
$1,000,000 or more                      0.00             0.00                 0.00

     13. The paragraph immediately following the table entitled "Class A Sales Charges" is revised in its entirety as follows:

Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

     14. The table entitled "Purchases Over $1 Million" for Class A shares is replaced in its entirety as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                                    COMMISSION %
----------------                                                    ------------
Less than $3 million                                                    1.00
$3 million to less than $50 million                                     0.50
$50 million or more                                                     0.25

For certain group retirement plans, financial advisors will receive a 1% commission from the distributor on all purchases less than $3 million.

     15. The section entitled "Reduced Sales Charges for Larger Investments" is revised in its entirety as follows:

     A.   What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

     B.   What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

     -    Individual accounts

     -    Joint accounts

     -    Certain IRA accounts

     -    Certain trusts

     -    UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

     C.   How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

     D.   How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, though fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

     16. All disclosure related to Class B Sales Charges under the section entitled "Sales Charges" is revised in its entirety as follows:

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

     For all Funds (other than the Short-Intermediate Fixed Income Funds):

Purchases of less than $50,000

CLASS B SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

     For Short-Intermediate Fixed Income Funds:

Purchases of less than $50,000

CLASS B SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    3.00
Through second year                   3.00
Through third year                    2.00
Through fourth year                   1.00
Through fifth year                    0.00
Through sixth year                    0.00
Longer than six years                 0.00

Commission to financial advisors is 2.75%.

Automatic conversion to Class A shares occurs eight years after purchase.

     17. The instructions with respect to redemptions by systematic withdrawal plan in the table under the section "How to Sell Shares" are revised in their entirety as follows:

You may automatically sell a specified dollar amount or percentage of your account on a monthly, quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance requirement has been waived for wrap accounts. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

[Order #] __________                                           [Date] __________

Columbia State Funds                                   Prospectus, March 1, 2005

COLUMBIA CALIFORNIA TAX-EXEMPT FUND

COLUMBIA CONNECTICUT TAX-EXEMPT FUND

COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND

COLUMBIA NEW YORK TAX-EXEMPT FUND

Class A, B and C Shares
Advised by Columbia Management Advisors, Inc.

TABLE OF CONTENTS

THE FUNDS                                      2

Investment Goal...........................     2
Principal Investment Strategies...........     2
Principal Investment Risks................     2

Each of the following sections discusses
Performance History and Your Expenses
for that Fund:
Columbia California Tax-Exempt Fund.......     5
Columbia Connecticut Tax-Exempt Fund......     8
Columbia Massachusetts Tax-Exempt Fund....    11
Columbia New York Tax-Exempt Fund.........    14

YOUR ACCOUNT                                  17

How to Buy Shares.........................    17
Sales Charges.............................    18
How to Exchange Shares....................    23
How to Sell Shares........................    23
Fund Policy on Trading of Fund Shares.....    24
Distribution and Service Fees.............    25
Other Information About Your Account......    26

MANAGING THE FUNDS                            29

Investment Advisor........................    29
Portfolio Manager.........................    29
Legal Proceedings.........................    29

OTHER INVESTMENT STRATEGIES AND RISKS         31

FINANCIAL HIGHLIGHTS                          33

Columbia California Tax-Exempt Fund.......    33
Columbia Connecticut Tax-Exempt Fund......    36
Columbia Massachusetts Tax-Exempt Fund....    39
Columbia New York Tax-Exempt Fund.........    42

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee

The Funds -- Columbia State Funds

INVESTMENT GOAL

Each Fund seeks as high a level of after-tax total return as is consistent with prudent risk.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund seeks to achieve its investment goal by pursuing current income exempt from federal income tax and its state's personal income tax (if any) and by pursuing opportunities for long-term appreciation. Under normal market conditions, each Fund invests at least 80% of its total assets in municipal bonds, the interest on which is exempt from federal income tax and that state's personal income tax. Bonds subject to the alternative minimum tax will not be counted for purposes of the 80% test described above. In selecting municipal bonds for a Fund, the Fund's investment advisor primarily invests in "investment grade" securities, which are securities rated in the four highest categories by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P), Moody's Investors Service, Inc. (Moody's), or other nationally recognized rating agencies, and in unrated securities that the advisor believes to be comparable in quality to investment grade securities.

Each Fund may also invest up to 25% of its total assets in lower-rated debt securities, which are rated below investment grade by Moody's, S&P or other nationally recognized rating agencies, or comparable unrated securities. The Funds may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the municipal bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Funds may use derivatives for both hedging and non-hedging purposes, such as to adjust the Funds' sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Funds typically use derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of municipal securities. Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

      UNDERSTANDING TAX-EXEMPT BONDS

      Tax-exempt bonds are issued by state and local governments for various public purposes. The interest on tax-exempt bonds, typically, is not subject to federal and state income tax. As a result, the yields on tax-exempt securities are generally lower than the yields on taxable bonds with similar maturities. However, a portion or all of such interest may be subject to a shareholder's federal alternative minimum tax liability. Tax-exempt bond funds may be appropriate for investors in high tax brackets who seek current income that is free from state and federal tax.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Funds are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Funds from achieving their investment goal. You may lose money by investing in the Funds.

Tax-exempt bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Funds receive from them but will affect the value of the Funds' shares. Interest rate risk is generally greater for bonds with longer maturities.

Credit risk is the possibility that changes in the obligated entity's financial condition, changes in general economic conditions, or changes in economic conditions that affect the obligated entity, may impact the obligated entity's actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and, in some cases, a decrease in income. Bonds that are backed by an issuer's taxing authority, including general obligation bonds, may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. These bonds may depend for payment on legislative appropriation and/or aid from other governments. Other municipal bonds, known as revenue obligations, are payable from revenues earned by a particular project or other revenue source. Some revenue obligations are backed by private companies, some are asset-backed securities, such as bonds backed by mortgage payments, and some are for municipally-owned utilities, such as water or sewer systems. Revenue obligations are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project, assets, or private company backing the project, rather than to the taxing power of the state or local government issuer of the bonds.

Reinvestment risk is the risk that income from each Fund's debt securities will decline if and when each Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of each Fund's portfolio.

Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

Municipal Market Risk and Single-State Focus: A state's municipal market may be volatile and can be significantly affected by adverse tax, legislative, demographic or political changes, as well as changes in the financial or economic condition of the state that issues municipal securities. Municipal issues in each state will be affected by these factors, which will, in turn, affect the value of each Fund's investments. Because each of the Funds invests primarily in municipal securities of a particular state, the value of each Fund's shares may be more volatile than the value of shares of funds that invest in securities of issuers in a number of different states. Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Funds to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also cause the Funds to receive taxable income, which could increase the amount of taxes payable by shareholders. Other risks arise from the Funds' potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Funds' derivative positions at times when the Funds might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The Funds may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative strategies, see the Statement of Additional Information.

The interest income distributed by the Funds from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations. As a fundamental policy that cannot be changed without shareholder approval, each Fund may not invest more than 20% of its total assets in bonds subject to the alternative minimum tax. Consult your tax advisor for more information.

As a non-diversified mutual fund, each Fund is allowed to invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. Each Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Columbia California Tax-Exempt Fund

PERFORMANCE HISTORY

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

      UNDERSTANDING PERFORMANCE

      Calendar Year Total Returns show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

      Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges. Class B share returns do not reflect Class A share returns after conversion of Class B shares to Class A shares (see the section "Your Account -- Sales Charges").

      The Fund's returns are compared to the Lehman Brothers Municipal Bond Index (Lehman Index), an unmanaged index that tracks the performance of the municipal bond market. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. The Fund's returns are also compared to the average return of the funds included in the Lipper California Municipal Debt Funds Category (Lipper Average), as calculated by Lipper, Inc. This category is composed of funds with investment objectives similar to those of the Fund. Sales charges are not reflected in the Lipper Average.

Calendar Year Total Returns (Class A)

                                    [CHART]

 1995    1996   1997   1998    1999    2000   2001   2002    2003   2004
------  -----  -----  -----  ------  ------  -----  -----   -----  -----
19.51%  3.66%  9.63%  5.97%  -4.29%  15.39%  3.46%  8.58%  5.10%  4.51%

                      For the periods shown in bar chart:
                      Best quarter: 1/st/ quarter 1995, +8.14%
                      Worst quarter: 2/nd/ quarter 2004, -2.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

  Average Annual Total Returns -- for periods ended December 31, 2004

                                                               1 Year 5 Years 10 Years
Class A (%)
  Return Before Taxes                                          -0.45   6.28     6.45
  Return After Taxes on Distributions                          -1.49   5.57     6.31
  Return After Taxes on Distributions and Sale of Fund Shares   0.95   5.51     6.22
-----------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                          -1.27   6.21     6.18
  Return After Taxes on Distributions                          -2.23   5.50     6.04
  Return After Taxes on Distributions and Sale of Fund Shares   0.29   5.36     5.89
-----------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                           3.04   6.84     6.41/(1)/
  Return After Taxes on Distributions                           1.98   6.13     6.27/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares   3.14   5.95     6.13/(1)/
-----------------------------------------------------------------------------------------
Lehman Index (%)                                                4.48   7.20     7.06
-----------------------------------------------------------------------------------------
Lipper Average (%)                                              4.34   6.51     6.42

(1) Class C is a newer class of shares. Its performance information includes returns of the Fund's Class B shares for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class B shares and the newer class of shares. Class A shares were initially offered on June 16, 1986, Class B shares were initially offered on August 4, 1992, and Class C shares were initially offered on August 1, 1997.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

      UNDERSTANDING EXPENSES

      Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

      Annual Fund Operating Expenses are paid by the Fund. They include management fees, 12b-1 fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

      Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

      -     $10,000 initial investment

      -     5% total return for each year

      -     Fund operating expenses remain the same

      -     Reinvestment of all dividends and distributions

      -     Class B shares convert to Class A shares after eight years

Shareholder Fees/(1) /(paid directly from your investment)

                                                                      Class A     Class B   Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                  4.75        0.00      0.00
---------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(2)/     5.00      1.00
---------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                     /(3)/       /(3)/     /(3)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3) There is a $7.50 charge for wiring sale proceeds to your bank. Annual Fund Operating Expenses (deducted directly from Fund assets)

                                               Class A  Class B   Class C
Management fee (%)                              0.50     0.50     0.50
---------------------------------------------------------------------------
Distribution and service (12b-1) fees/(1)/ (%)  0.21     0.96     0.96/(2)/
---------------------------------------------------------------------------
Other expenses (%)                              0.16     0.16     0.16
---------------------------------------------------------------------------
Total annual fund operating expenses (%)        0.87     1.62     1.62/(2)/

(1) The annual service fee portion of the 12b-1 fee may equal up to 0.10% on net assets attributable to shares issued prior to December 1, 1994 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.10% and 0.25% rates.

(2) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table the 12b-1 fee for Class C shares would be 0.66% and total annual fund operating expenses for Class C shares would be 1.32%. This arrangement may be modified or terminated by the distributor at any time.

Example Expenses (your actual costs may be higher or lower)

Class                               1 Year   3 Years  5 Years  10 Years
Class A                              $560     $739    $  934    $1,497
-----------------------------------------------------------------------
Class B: did not sell your shares    $165     $511    $  881    $1,721
         sold all your shares at
         the end of the period       $665     $811    $1,081    $1,721
-----------------------------------------------------------------------
Class C: did not sell your shares    $165     $511    $  881    $1,922
         sold all your shares at
         the end of the period       $265     $511    $  881    $1,922

Columbia Connecticut Tax-Exempt Fund

PERFORMANCE HISTORY

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

      UNDERSTANDING PERFORMANCE

      Calendar Year Total Returns show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

      Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges. Class B share returns do not reflect Class A share returns after conversion of Class B shares to Class A shares (see the section "Your Account -- Sales Charges").

      The Fund's returns are compared to the Lehman Brothers Municipal Bond Index (Lehman Index), an unmanaged index that tracks the performance of the municipal bond market. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. The Fund's returns are also compared to the average return of the funds included in the Lipper Connecticut Municipal Debt Funds Category (Lipper Average), as calculated by Lipper, Inc. This category is composed of funds with investment objectives similar to those of the Fund. Sales charges are not reflected in the Lipper Average.

Calendar Year Total Returns (Class A)

                                    [CHART]

 1995   1996   1997   1998    1999    2000   2001   2002    2003    2004
------  -----  -----  -----  ------  ------  -----  -----  -----   -----
16.99%  3.74%  9.19%  6.44%  -2.40%  11.94%  5.47%  9.01%  5.43%   2.98%

                      For the periods shown in bar chart:
                      Best quarter: Ist quarter 1995, +7.50%
                      Worst quarter: 2nd quarter 2004, -3.01%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns -- for periods ended December 31, 2004

                                                                 1 Year   5 Years   10 Years
Class A (%)
  Return Before Taxes                                            -1.91     5.88       6.24
  Return After Taxes on Distributions                            -2.00     5.78       6.19
  Return After Taxes on Distributions and Sale of Fund Shares     0.07     5.65       6.06
-----------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                            -2.73     5.81       5.97
  Return After Taxes on Distributions                            -2.82     5.71       5.92
  Return After Taxes on Distributions and Sale of Fund Shares    -0.66     5.50       5.74
-----------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                             1.52     6.44       6.20/(1)/
  Return After Taxes on Distributions                             1.43     6.34       6.15/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares     2.21     6.09       5.97/(1)/
-----------------------------------------------------------------------------------------------
Lehman Index (%)                                                  4.48     7.20       7.06
-----------------------------------------------------------------------------------------------
Lipper Average (%)                                                3.41     6.31       6.27

(1) Class C is a newer class of shares. Its performance information includes returns of the Fund's Class B shares for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class B shares and the newer class of shares. Class A shares were initially offered on November 1, 1991, Class B shares were initially offered on June 8, 1992, and Class C shares were initially offered on August 1, 1997.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

      UNDERSTANDING EXPENSES

      Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

      Annual Fund Operating Expenses are paid by the Fund. They include management fees, 12b-1 fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

      Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

      -     $10,000 initial investment

      -     5% total return for each year

      -     Fund operating expenses remain the same

      -     Reinvestment of all dividends and distributions

      -     Class B shares convert to Class A shares after eight years

Shareholder Fees/(1)/ (paid directly from your investment)

                                                                        Class A    Class B  Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                  4.75        0.00     0.00
---------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)    1.00/(2)/   5.00     1.00
---------------------------------------------------------------------------------------------------

Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                          /(3)/   /(3)/    /(3)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3)   There is a $7.50 charge for wiring sale proceeds to your bank. Annual

Fund Operating Expenses (deducted directly from Fund assets)

                                                 Class A   Class B    Class C
Management fee/(1)/ (%)                           0.50      0.50      0.50
-------------------------------------------------------------------------------
Distribution and service (12b-1) fees/(2)/ (%)    0.23      0.98      0.98/(3)/
-------------------------------------------------------------------------------
Other expenses (%)                                0.19      0.19      0.19
-------------------------------------------------------------------------------
Total annual fund operating expenses/(1)/ (%)     0.92      1.67      1.67/(3)/

(1) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60%. If this waiver were reflected in the table, the management fee for each share class would be 0.41% and total annual fund operating expenses for Class A, B and C shares would be 0.83%, 1.58% and 1.28%, respectively (taking into account the 12b-1 fee waiver discussed in footnote 3 below). This arrangement may be modified or terminated by the advisor at any time.

(2) The annual service fee portion of the 12b-1 fee may equal up to 0.10% on net assets attributable to shares issued prior to December 1, 1994 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.10% and 0.25% rates.

(3) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table the 12b-1 fee for Class C shares would be 0.68% and total annual fund operating expenses for Class C shares would be 1.28% (taking into account the fee waiver discussed in footnote 1 above). This arrangement may be modified or terminated by the distributor at any time.

Example Expenses (your actual costs may be higher or lower)

Class                                  1 Year  3 Years  5 Years  10 Years
Class A                                 $564    $754    $  960    $1,553
-------------------------------------------------------------------------
Class B:  did not sell your shares      $170    $526    $  907    $1,777
     sold all your shares at the end
     of the period                      $670    $826    $1,107    $1,777
-------------------------------------------------------------------------
Class C:  did not sell your shares      $170    $526    $  907    $1,976
     sold all your shares at
     the end of the period              $270    $526    $  907    $1,976

Columbia Massachusetts Tax-Exempt Fund

PERFORMANCE HISTORY

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

      UNDERSTANDING PERFORMANCE

      Calendar Year Total Returns show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

      Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges. Class B share returns do not reflect Class A share returns after conversion of Class B shares to Class A shares (see the section "Your Account -- Sales Charges").

      The Fund's returns are compared to the Lehman Brothers Municipal Bond Index (Lehman Index), an unmanaged index that tracks the performance of the municipal bond market. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. The Fund's returns are also compared to the average return of the funds included in the Lipper Massachusetts Municipal Debt Funds Category (Lipper Average), as calculated by Lipper, Inc. This category is composed of funds with investment objectives similar to those of the Fund. Sales charges are not reflected in the Lipper Average.

Calendar Year Total Returns (Class A)

                                    [CHART]

 1995   1996   1997   1998    1999    2000   2001   2002   2003    2004
------  -----  -----  -----  ------  ------  -----  -----  -----   -----
18.36%  2.92%  9.01%  5.99%  -4.12%  13.76%  4.67%  9.99%  5.94%   3.70%

                      For the periods shown in bar chart:
                      Best quarter: Ist quarter 1995, +7.42%
                      Worst quarter: 2nd quarter 2004, -2.93%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

  Average Annual Total Returns -- for periods ended December 31, 2004

                                                                 1 Year   5 Years   10 Years
Class A (%)
  Return Before Taxes                                            -1.22     6.51       6.34
  Return After Taxes on Distributions                            -1.42     6.32       6.18
  Return After Taxes on Distributions and Sale of Fund Shares     0.82     6.21       6.12
-----------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                            -1.99     6.44       6.07
  Return After Taxes on Distributions                            -2.19     6.25       5.91
  Return After Taxes on Distributions and Sale of Fund Shares     0.14     6.06       5.80
-----------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                             2.25     7.07       6.30/(1)/
  Return After Taxes on Distributions                             2.05     6.88       6.14/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares     3.00     6.65       6.03/(1)/
-----------------------------------------------------------------------------------------------
Lehman Index (%)                                                  4.48     7.20       7.06
-----------------------------------------------------------------------------------------------
Lipper Average (%)                                                3.58     6.45       6.17

(1) Class C is a newer class of shares. Its performance information includes returns of the Fund's Class B shares for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class B shares and the newer class of shares. Class A shares were initially offered on April 10, 1987, Class B shares were initially offered on June 8, 1992, and Class C shares were initially offered on August 1, 1997.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

      UNDERSTANDING EXPENSES

      Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

      Annual Fund Operating Expenses are paid by the Fund. They include management fees, 12b-1 fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

      -     $10,000 initial investment

      -     5% total return for each year

      -     Fund operating expenses remain the same

      -     Reinvestment of all dividends and distributions

      -     Class B shares convert to Class A shares after eight years

Shareholder Fees/(1) /(paid directly from your investment)

                                                                        Class A    Class B   Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                  4.75         0.00      0.00
----------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)    1.00/(2)/    5.00      1.00
----------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                        /(3)/     /(3)/     /(3)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3)   There is a $7.50 charge for wiring sale proceeds to your bank.

Annual Fund Operating Expenses (deducted directly from Fund assets)

                                                 Class A   Class B  Class C
Management fee (%)                                0.50      0.50    0.50
-----------------------------------------------------------------------------
Distribution and service (12b-1) fees/(1)/ (%)    0.22      0.97    0.97/(2)/
-----------------------------------------------------------------------------
Other expenses (%)                                0.19      0.19    0.19
-----------------------------------------------------------------------------
Total annual fund operating expenses (%)          0.91      1.66    1.66/(2)/

(1) The annual service fee portion of the 12b-1 fee may equal up to 0.10% on net assets attributable to shares issued prior to December 1, 1994 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.10% and 0.25% rates.

(2) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table the 12b-1 fee for Class C shares would be 0.67% and total annual fund operating expenses for Class C shares would be 1.36%. This arrangement may be modified or terminated by the distributor at any time.

Example Expenses (your actual costs may be higher or lower)

Class                               1 Year  3 Years  5 Years   10 Years
Class A                              $563    $751    $  955     $1,541
-----------------------------------------------------------------------
Class B: did not sell your shares    $169    $523    $  902     $1,766
         sold all your shares at
         the end of the period       $669    $823    $1,102     $1,766
-----------------------------------------------------------------------
Class C: did not sell your shares    $169    $523    $  902     $1,965
         sold all your shares at
         the end of the period       $269    $523    $  902     $1,965

Columbia New York Tax-Exempt Fund

PERFORMANCE HISTORY

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

      UNDERSTANDING PERFORMANCE

      Calendar Year Total Returns show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

      Average Annual Total Returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges. Class B share returns do not reflect Class A share returns after conversion of Class B shares to Class A shares (see the section "Your Account -- Sales Charges").

      The Fund's returns are compared to the Lehman Brothers Municipal Bond Index (Lehman Index), an unmanaged index that tracks the performance of the municipal bond market. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. The Fund's returns are also compared to the average return of the funds included in the Lipper New York Municipal Debt Funds Category (Lipper Average), as calculated by Lipper, Inc. This category is composed of funds with investment objectives similar to those of the Fund. Sales charges are not reflected in the Lipper Average.

Calendar Year Total Returns (Class A)

                                     [CHART]

 1995   1996   1997   1998    1999    2000   2001   2002   2003    2004
------  -----  -----  -----  ------  ------  -----  -----  -----  -----
18.62%  3.46%  9.53%  6.40%  -4.53%  14.28%  4.08%  9.99%  6.31%  3.78%

                      For the periods shown in bar chart:
                      Best quarter: 1st quarter 1995, +8.29%
                      Worst quarter: 2nd quarter 2004, -2.84%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns -- for periods ended December 31, 2004

                                                                   1 Year  5 Years    10 Years
Class A (%)
  Return Before Taxes                                              -1.15     6.57       6.50
  Return After Taxes on Distributions                              -1.18     6.55       6.48
  Return After Taxes on Distributions and Sale of Fund Shares       0.64     6.30       6.32
-------------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                              -1.97     6.51       6.22
  Return After Taxes on Distributions                              -2.00     6.48       6.21
  Return After Taxes on Distributions and Sale of Fund Shares      -0.09     6.16       5.99
-------------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                               2.32     7.14       6.46/(1)/
  Return After Taxes on Distributions                               2.29     7.11       6.45/(1)/
  Return After Taxes on Distributions and Sale of Fund Shares       2.81     6.74       6.24/(1)/
-------------------------------------------------------------------------------------------------
Lehman Index (%)                                                    4.48     7.20       7.06
-------------------------------------------------------------------------------------------------
Lipper Average (%)                                                  3.49     6.49       6.25

(1) Class C is a newer class of shares. Its performance information includes returns of the Fund's Class B shares for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class B shares and the newer class of shares. Class A shares were initially offered on September 26, 1986, Class B shares were initially offered on August 4, 1992, and Class C shares were initially offered on August 1, 1997.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

      UNDERSTANDING EXPENSES

      Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

      Annual Fund Operating Expenses are paid by the Fund. They include management fees, 12b-1 fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

      Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

      - $10,000 initial investment

      - 5% total return for each year

      - Fund operating expenses remain the same

      - Reinvestment of all dividends and distributions

      - Class B shares convert to Class A shares after eight years

Shareholder Fees/(1) /(paid directly from your investment)

                                                                        Class A     Class B  Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                  4.75        0.00     0.00
---------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)    1.00/(2)/   5.00     1.00
---------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                        /(3)/     /(3)/    /(3)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3)   There is a $7.50 charge for wiring sale proceeds to your bank.

Annual Fund Operating Expenses (deducted directly from Fund assets)

                                                 Class A   Class B  Class C
Management fee/(1)/ (%)                           0.50      0.50    0.50
-----------------------------------------------------------------------------
Distribution and service (12b-1) fees/(2)/ (%)    0.23      0.98    0.98/(3)/
-----------------------------------------------------------------------------
Other expenses (%)                                0.23      0.23    0.23
-----------------------------------------------------------------------------
Total annual fund operating expenses/(1)/ (%)     0.96      1.71    1.71/(3)/

(1) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60%. If this waiver were reflected in the table, the management fee for each share class would be 0.37% and total annual fund operating expenses for Class A, B and C shares would be 0.83%, 1.58% and 1.28%, respectively (taking into account the 12b-1 fee waiver discussed in footnote 3 below). This arrangement may be modified or terminated by the advisor at any time.

(2) The annual service fee portion of the 12b-1 fee may equal up to 0.10% on net assets attributable to shares issued prior to December 1, 1994 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.10% and 0.25% rates.

(3) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table the 12b-1 fee for Class C shares would be 0.68% and total annual fund operating expenses for Class C shares would be 1.28% (taking into account the fee waiver discussed in footnote 1 above). This arrangement may be modified or terminated by the distributor at any time.

Example Expenses (your actual costs may be higher or lower)

Class                              1 Year  3 Years  5 Years  10 Years
Class A                             $568    $766    $  981    $1,597
---------------------------------------------------------------------
Class B: did not sell your shares   $174    $539    $  928    $1,821
         sold all your shares at
         the end of the period      $674    $839    $1,128    $1,821
---------------------------------------------------------------------
Class C: did not sell your shares   $174    $539    $  928    $2,019
         sold all your shares at
         the end of the period      $274    $539    $  928    $2,019

Your Account

HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When a Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Funds' transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Funds' transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

INVESTMENT MINIMUMS

Initial Minimums:
Initial Investment..........................................    $1,000
Automatic Investment Plan...................................    $   50
Retirement Plan.............................................    $   25

Each Fund reserves the right to change these investment minimums. Each Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Outlined below are the various options for buying shares:

Method             Instructions

Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                   your request prior to the close of regular trading on the
                   New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                   time. Your financial advisor may charge you fees for
                   executing the purchase for you.

By check           For new accounts, send a completed application and check
(new account)      made payable to the Fund to the transfer agent, Columbia
                   Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and
                   account number with a check made payable to the Fund to
                   Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                   02266-8081.

By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging shares you own in a
                   different fund distributed by Columbia Funds Distributor,
                   Inc. for shares of the same class (and, in some cases,
                   certain other classes) of the Fund at no additional cost.
                   There may be an additional sales charge if exchanging from a money market fund. To exchange by telephone, call
                   1-800-422-3737.

By wire You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 for wiring instructions.

By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                   prior to your telephone request. Be sure to complete the
                   appropriate section of the application.

Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of
                   the application for this feature.

Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is

                   sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. There may be an additional sales charge if exchanging from a money market fund. Be sure to complete the appropriate section of the account application for this feature.

By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares (and, in some
                   cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if
                   exchanging from a money market fund. To invest your
                   dividends in the Fund, call 1-800-345-6611.

SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of a Fund. These sales charges are described below. In certain circumstances, these sales charges may be reduced or waived, as described below and in the Statement of Additional Information.

      CHOOSING A SHARE CLASS

      The Funds offer three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

Class A shares Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

  Class A Sales Charges

                                                       % of offering
                                 As a % of                 price
                                 the public   As a %    retained by
                                  offering   of your     financial
Amount purchased                   price    investment    advisor
Less than $50,000                   4.75       4.99        4.25
--------------------------------------------------------------------
$50,000 to less than $100,000       4.50       4.71        4.00
--------------------------------------------------------------------
$100,000 to less than $250,000      3.50       3.63        3.00
--------------------------------------------------------------------
$250,000 to less than $500,000      2.50       2.56        2.00
--------------------------------------------------------------------

$500,000 to less than $1,000,000    2.00       2.04        1.75
---------------------------------------------------------------
$1,000,000 or more                  0.00       0.00        0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

  Purchases Over $1 Million

Amount purchased                    Commission %
Less than $3 million                    1.00
--------------------------------------------
$3 million to less than $5 million      0.80
--------------------------------------------
$5 million to less than $25 million     0.50
--------------------------------------------
$25 million or more                     0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

      UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

      Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.

Reduced Sales Charges for Larger Investments.

A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Funds and other funds in the Columbia family of funds.

Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, a Fund will use the shares' current public offering price.

Statement of Intent You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, a Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by a Fund.

B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

      -     Individual accounts

      -     Joint accounts

      -     Certain IRA accounts

      -     Certain trusts

      -     UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.

C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.

D. How can I obtain more information about breakpoint discounts?

Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

Class B shares Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

Purchases of less than $250,000:

 Class B Sales Charges

                                 % deducted when
Holding period after purchase    shares are sold
    Through first year                5.00
------------------------------------------------
    Through second year               4.00
------------------------------------------------
    Through third year                3.00
------------------------------------------------
    Through fourth year               3.00
------------------------------------------------
    Through fifth year                2.00
------------------------------------------------
    Through sixth year                1.00
------------------------------------------------
    Longer than six years             0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase. You can pay a lower CDSC and reduce the period during which a CDSC would apply when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation (as described above) apply, so that if the combined value of the eligible Fund accounts in all classes maintained by you and each member of your immediate family (as defined above), together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to a lower CDSC and the applicable reduced holding period, provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. This Class B share discount program for larger purchases (as further described in the charts below) is not applicable to Class B shares received by former Galaxy Fund Prime B shareholders in connection with the reorganization of the former Galaxy Fund.

Purchases of $250,000 to less than $500,000:

 Class B Sales Charges

                                 % deducted when
Holding period after purchase    shares are sold
   Through first year                 3.00
------------------------------------------------
   Through second year                2.00
------------------------------------------------
   Through third year                 1.00
------------------------------------------------
   Longer than three years            0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase. Purchases of $500,000 to less than $1 million:

 Class B Sales Charges

                                % deducted when
Holding period after purchase   shares are sold
     Through first year              3.00
-----------------------------------------------
     Through second year             2.00
-----------------------------------------------
     Through third year              1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase. If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or to a financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

Class C shares Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a

CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

 Class C Sales Charges

                                % deducted when
Holding period after purchase   shares are sold
    Through first year               1.00
-----------------------------------------------
    Longer than one year             0.00

HOW TO EXCHANGE SHARES

You may exchange your shares for shares of the same share class (and, in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Shareholders of Columbia Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Columbia Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. A Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Funds' policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of a Fund on any regular business day that the NYSE is open.

When a Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Funds' transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

A Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, a Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

Outlined below are the various options for selling shares:

Method             Instructions
Through your       You may call your financial advisor to place your sell
financial advisor  order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                   close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees
                   for executing a redemption for you.

By exchange        You or your financial advisor may sell shares of the Fund
                   by exchanging from a Fund into the same share class (and,
                   in some cases, certain other classes) of another fund
                   distributed by Columbia Funds Distributor, Inc. at no
                   additional cost. To exchange by telephone, call
                   1-800-422-3737.

By telephone       You or your financial advisor may sell shares of the Fund
                   by telephone and request that a check be sent to your
                   address of record by calling 1-800-422-3737, unless you
                   have notified the Fund of an address change within the
                   previous 30 days. The dollar limit for telephone sales is
                   $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.

By mail You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions.
                   Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                   1-800-345-6611.
                   Mail your letter of instruction to Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By check writing   You may sell shares of the Funds by check writing. The
                   check must be at least $500 and no more than $100,000. You will continue to earn dividends on shares until the check
                   is presented to the bank for payment. When the check is
                   presented to the bank a sufficient number of full and
                   fractional shares will be sold at the next determined net
                   asset value to cover the amount of the check. Certificate
                   shares may not be sold by check writing. Check writing is
                   available only for Class A shares. Be sure to complete the appropriate section of the account application for this
                   feature.

By wire You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

By systematic      You may automatically sell a specified dollar amount or
withdrawal plan    percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

By electronic      You may sell shares of the Fund and request that the
funds transfer     proceeds be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                   request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES

The interests of the Funds' long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Funds. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Funds has adopted the policies and procedures set forth below with respect to frequent trading of the Funds' shares.

Each Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if a Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if a Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Funds are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into a Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Funds. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Funds typically are not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Funds' practices discussed above.

The Funds seek to act in a manner that they believe is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Funds nor their agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

DISTRIBUTION AND SERVICE FEES

12b-1 Plan Each Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee is calculated by adding (1) 0.10% on net assets attributable to shares issued prior to December 1, 1994 and (2) 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee payable by the Funds that is a blend between the 0.10% and 0.25% rates. For the fiscal year ended October 31, 2004, each Fund's combined service fee was the following percentage of each Fund's average net assets:
California Tax-Exempt Fund 0.21%; Connecticut Tax-Exempt Fund 0.23%; Massachusetts Tax-Exempt Fund 0.22% and New York Tax-Exempt Fund 0.23%. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The distributor has voluntarily agreed to waive a portion of each Fund's Class C share distribution fee so that it does not exceed 0.45% annually. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedules applicable to Class B shares.

Additional Intermediary Compensation In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Funds on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts; (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Funds' investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Funds. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact your financial service firm or intermediary for details about payments it may receive.

OTHER INFORMATION ABOUT YOUR ACCOUNT

How a Fund's Share Price is Determined The price of each class of a Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

Each Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, each Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Funds may use other data to determine the fair value of the securities.

The Funds have retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for each Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Funds' transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for any class of shares offered by the Funds. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

Dividends, Distributions, and Taxes The Funds have the potential to make the following distributions:

  Types of Distributions

    Dividends      Represents interest and dividends earned from securities
                   held by the Funds, net of expenses incurred by the Funds.

    Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

      UNDERSTANDING FUND DISTRIBUTIONS

      Each Fund may earn income from the securities it holds. Each Fund also may realize capital gains or losses on sales of its securities. Each Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of a Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Distribution Options The Funds declare any dividends daily and pay them monthly, and declare and pay any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the first day following the purchase payment date. Shares stop earning dividends on the day after the shares leave the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, a Fund will automatically reinvest all distributions in additional shares of the Fund.

Distribution Options

    Reinvest all distributions in additional shares of your current fund

    Reinvest all distributions in shares of another fund

    Receive dividends in cash (see options below) and reinvest capital gains

    Receive all distributions in cash (with one of the following options):

-     send the check to your address of record

-     send the check to a third party address

-     transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Tax Consequences For federal income tax purposes, distributions of investment income by a Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Generally, gains realized by a Fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. In addition, an investment in a Fund may result in liability for federal alternative minimum tax for both individuals and corporate shareholders. The Funds intend to distribute federally tax-exempt income. The Funds may invest a portion of their assets in securities that generate income subject to federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes.

You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in a Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by each Fund, you may realize a capital gain or loss when selling or exchanging shares of a Fund. Such transactions also may be subject to federal, state and local income tax.

Managing the Funds

INVESTMENT ADVISOR

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Funds' investment advisor. Columbia Management is responsible for the Funds' management, subject to oversight by the Funds' Board of Trustees. In its duties as investment advisor, Columbia Management runs the Funds' day-to-day business, including placing all orders for the purchase and sale of each Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (CMG), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, CMG was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by each of the California Fund, Connecticut Fund, Massachusetts Fund and New York Fund, not including pricing and bookkeeping, and other fees paid to Columbia Management by each Fund, amounted to 0.50%, 0.50%, 0.50% and 0.50% of average daily net assets of each Fund, respectively.

PORTFOLIO MANAGER

Gary Swayze, a senior vice president of Columbia Management, is the portfolio manager for each Fund and has managed the New York Fund since September, 1997, the California Fund since October, 1997, the Connecticut Fund since November, 1997 and the Massachusetts Fund since July, 1998.

LEGAL PROCEEDINGS

On March 15, 2004, Columbia Management and Columbia Funds Distributor, Inc. ("CFD") the distributor of the Funds' shares (collectively, "Columbia"), entered into agreements in principle with the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") to resolve the proceedings brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds.

On February 9, 2005, Columbia entered into an Assurance of Discontinuance with the NYAG (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order" and together, the "Settlements"). The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle.

Under the terms of the SEC Order, Columbia has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review Columbia's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the settlement amounts will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with Columbia and the Funds' independent trustees and not unacceptable to the staff of the SEC. More specific information on the distribution plan will be communicated at a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia Funds, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

A copy of the SEC Order is available on the SEC's website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing filed on February 10, 2005.

Other Investment Strategies and Risks

Each Fund's principal investment strategies and their associated risks are described under "The Funds --Principal Investment Strategies" and "The Funds -- Principal Investment Risks." This section describes other investments the Funds may make and the risks associated with them. In seeking to achieve their investment goal, the Funds may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Funds and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Funds' Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may elect not to buy any of these securities or use any of these techniques. Each Fund may not always achieve its investment goal. Except as otherwise noted, approval by a Fund's shareholders is not required to modify or change a Fund's investment goal or any of its investment strategies.

ASSET-BACKED SECURITIES

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as mortgages and student loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are securities that represent ownership interests in large, diversified pools of mortgage loans. Sponsors pool together mortgages of similar rates and terms and offer them as a security to investors. Most mortgage securities are pooled together and structured as pass-throughs. Monthly payments of principal and interest from the underlying mortgage loans backing the pool are collected by a servicer and "passed through" regularly to the investor. Pass-throughs can have a fixed or an adjustable rate. The majority of pass-through securities are issued by three agencies: Ginnie Mae, Fannie Mae and Freddie Mac. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on mortgage-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

MUNICIPAL LEASE OBLIGATIONS

Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts. Municipal leases are issued by state and local governments and authorities to acquire property or equipment. They frequently involve special risks not normally associated with general obligation bonds or special revenue obligations. Municipal lease obligations may not be backed by the issuing municipality, and many have a "non- appropriation" clause. A non-appropriation clause relieves the issuer of any lease obligation from making future payments under the lease unless money is appropriated for such purpose on a periodic basis. In addition, such lease obligation payments to a Fund may be suspended if the issuing municipality is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. The disposition of the property in the event of non-appropriation or foreclosure may be difficult, time-consuming and costly and result in a delay in recovery or the failure to fully recover the Fund's original investment.

WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DOLLAR ROLLS

When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms. In a dollar roll, a Fund sells a security and simultaneously enters into a commitment to purchase a similar security at a later date. Dollar rolls also involve the risk that the other party may not honor the contract terms.

ZERO COUPON BONDS

Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount. The value of these securities may fluctuate more than the value of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund and distributed to its shareholders.

INVERSE FLOATING RATE OBLIGATIONS

Inverse floating rate obligations represent interests in bonds. They carry coupon rates that vary inversely to changes in short-term rates. As short-term rates rise, inverse floaters produce less income and as short-term rates fall, inverse floaters produce more income. In addition, prices of inverse floaters are more volatile than prices of bonds with similar maturities. The market value of inverse floaters falls when long-term rates rise, but will fall further than the market value of a bond with a similar maturity (and will also increase more when long-term rates fall). The advisor has set an internal policy to invest no more than 15% of a Fund's total assets in inverse floating rate obligations.

TEMPORARY DEFENSIVE STRATEGIES

At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend a Fund's normal investment activities. During such times, a Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent a Fund from achieving its investment goal.

Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance. Information is shown for the Funds' last six fiscal periods, which run from November 1 to October 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the applicable Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which, for the fiscal year ended October 31, 2004, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Funds' financial statements, is included in the Funds' annual report. For the California Fund, Connecticut Fund and Massachusetts Fund the information for the period ended October 31, 2003 and for the fiscal years ended January 31, 2003, 2002, 2001 and 2000, has been derived from the Funds' financial statements which have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free copy of each Fund's annual report containing those financial statements by calling 1-800-426-3750.

Columbia California Tax-Exempt Fund

                                                Year ended     Period ended
                                                October 31,     October 31,                  Year ended January 31,
                                                  2004          2003/(a)/         2003          2002           2001
                                                 Class A         Class A        Class A        Class A        Class A
                                               -------------- -------------- ------------ ---------------  -------------
Net asset value --
Beginning of period ($)                             7.70           7.63         7.59         7.68              6.92
------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations ($):
  Net investment income                             0.31/(b)/      0.23/(b)/    0.33/(b)/    0.34/(b)(c)/      0.35/(d)/
  Net realized and unrealized gain (loss) on
   investments and futures contracts                0.20           0.07         0.08         0.01/(c)/         0.77
------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                    0.51           0.30         0.41         0.35              1.12
------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
to Shareholders ($):
  From net investment income                       (0.31)         (0.23)       (0.33)       (0.32)            (0.35)
  From net realized gains                          (0.16)            --        (0.04)       (0.12)            (0.01)
  In excess of net realized gains                     --             --           --           --                --
------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to Shareholders      (0.47)         (0.23)       (0.37)       (0.44)            (0.36)
------------------------------------------------------------------------------------------------------------------------
Net asset value --
End of period ($)                                   7.74           7.70         7.63         7.59             7.68
------------------------------------------------------------------------------------------------------------------------
 Total return (%)/(e)/                              6.81           3.96/(f)/    5.46         4.70            16.49
------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(g)/                                     0.87           0.98/(h)/    0.93         0.91             0.89
  Net investment income/(g)/                        4.07           4.04/(h)/    4.27         4.42/(c)/        4.79
 Portfolio turnover rate (%)                           4              9/(f)/      10            7                9
 Net assets, end of period (000's) ($)           199,877        212,086      220,494      228,430          212,839

For the California Fund, Connecticut Fund and Massachusetts Fund

                                                   2000
                                                 Class A
                                               ------------
Net asset value --
Beginning of period ($)                           7.73
-----------------------------------------------------------
Income from Investment Operations ($):
  Net investment income                           0.35/(d)/
  Net realized and unrealized gain (loss) on
   investments and futures contracts             (0.79)
-----------------------------------------------------------
Total from Investment Operations                 (0.44)
-----------------------------------------------------------
Less Distributions Declared
to Shareholders ($):
  From net investment income                     (0.35)
  From net realized gains                           --
  In excess of net realized gains                (0.02)
-----------------------------------------------------------
 Total Distributions Declared to Shareholders    (0.37)
-----------------------------------------------------------
Net asset value --
End of period ($)                                 6.92
-----------------------------------------------------------
 Total return (%)/(e)/                           (5.92)
-----------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(g)/                                   0.91
  Net investment income/(g)/                      4.72
 Portfolio turnover rate (%)                        19
 Net assets, end of period (000's) ($)         194,606

(a)   The Fund changed its fiscal year end from January 31 to October 31.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.41% to 4.42%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(d) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)   Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)   Annualized.

                                                Year ended    Period ended
                                                October 31,   October 31,                 Year ended January 31,
                                                   2004        2003/(a)/       2003         2002          2001        2000
                                                  Class B       Class B       Class B      Class B       Class B     Class B
                                               ------------- -------------- ----------- -------------- ----------- -----------
Net asset value --
Beginning of period ($)                            7.70           7.63        7.59        7.68           6.92        7.73
------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations ($):
  Net investment income                            0.25/(b)/      0.19/(b)/   0.27/(b)/   0.28/(b)(c)/   0.29/(d)/   0.29/(d)/
  Net realized and unrealized gain (loss) on
   investments and futures contracts               0.20           0.07        0.08        0.02/(c)/      0.77       (0.79)
------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                  0.45           0.26        0.35        0.30           1.06       (0.50)
------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
to Shareholders ($):
  From net investment income                      (0.25)         (0.19)      (0.27)      (0.29)         (0.29)      (0.29)
  From net realized gains                         (0.16)            --       (0.04)      (0.10)         (0.01)         --
  In excess of net realized gains                    --             --          --          --             --       (0.02)
------------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to Shareholders     (0.41)         (0.19)      (0.31)      (0.39)         (0.30)      (0.31)
------------------------------------------------------------------------------------------------------------------------------
Net asset value --
End of period ($)                                  7.74           7.70        7.63        7.59           7.68        6.92
------------------------------------------------------------------------------------------------------------------------------
 Total return (%)/(e)/                             6.01           3.38/(f)/   4.68        3.94          15.63       (6.63)
------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(g)/                                    1.62           1.73/(h)/   1.68        1.66           1.64        1.66
  Net investment income/(g)/                       3.32           3.29/(h)/   3.52        3.67/(c)/      4.04        3.97
 Portfolio turnover rate (%)                          4              9/(f)/     10           7              9          19
 Net assets, end of period (000's) ($)           28,600         38,760      43,436      47,989         68,414      80,416

(a)  The Fund changed its fiscal year end from January 31 to October 31.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 3.66% to 3.67%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(d) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)  Annualized.

                                                Year ended    Period ended
                                                October 31,   October 31,                  Year ended January 31,
                                                   2004        2003/(a)/       2003         2002         2001        2000
                                                  Class C       Class C       Class C      Class C      Class C     Class C
                                               ------------- -------------- ----------- -------------- ----------- -----------
Net asset value --
Beginning of period ($)                            7.70           7.63        7.59        7.68           6.92        7.73
------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations ($):
  Net investment income                            0.28/(b)/      0.21/(b)/   0.29/(b)/   0.31/(b)(c)/   0.32/(d)/   0.31/(d)/
  Net realized and unrealized gain (loss) on
   investments and futures contracts               0.19           0.06        0.08        0.01/(c)/      0.77       (0.79)
------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                  0.47           0.27        0.37        0.32           1.09       (0.48)
------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
to Shareholders ($):
  From net investment income                      (0.27)         (0.20)      (0.29)      (0.30)         (0.32)      (0.31)
  From net realized gains                         (0.16)            --       (0.04)      (0.11)         (0.01)         --
  In excess of net realized gains                    --             --          --          --             --       (0.02)
------------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to Shareholders     (0.43)         (0.20)      (0.33)      (0.41)         (0.33)      (0.33)
------------------------------------------------------------------------------------------------------------------------------

Net asset value --
End of period ($)                                  7.74           7.70        7.63        7.59           7.68        6.92
------------------------------------------------------------------------------------------------------------------------------
 Total return (%)/(e)(f)/                          6.33           3.61/(g)/   4.99        4.24          15.97       (6.35)
------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(h)/                                    1.32           1.43/(i)/   1.38        1.36           1.34        1.36
  Net investment income/(h)/                       3.62           3.59/(i)/   3.82        3.97/(c)/      4.34        4.27
  Waiver/reimbursement                             0.30           0.30/(i)/   0.30        0.30           0.30        0.30
 Portfolio turnover rate (%)                          4              9/(g)/     10           7              9          19
 Net assets, end of period (000's) ($)           14,244         18,244      23,686      26,354          5,872       6,059

(a)  The Fund changed its fiscal year end from January 31 to October 31.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 3.96% to 3.97%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(d) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the distributor not waived a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

Columbia Connecticut Tax-Exempt Fund

                                                 Year ended    Period ended
                                                 October 31,    October 31,                 Year ended January 31,
                                                   2004         2003/(a)/        2003           2002          2001
                                                  Class A        Class A       Class A        Class A       Class A
                                                ------------- -------------- ------------ --------------- -----------
Net asset value --
Beginning of period ($)                             8.21           8.11         7.96         7.85           7.28
---------------------------------------------------------------------------------------------------------------------
Income from Investment Operations ($):
  Net investment income                             0.29/(b)/      0.24/(b)/    0.34/(b)/    0.37/(b)(c)/   0.37/(d)/
  Net realized and unrealized gain (loss) on
   investments and futures contracts                0.10           0.10         0.17         0.11/(c)/      0.57
---------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                   0.39           0.34         0.51         0.48           0.94
---------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
to Shareholders ($):
  From net investment income                       (0.29)         (0.24)       (0.34)       (0.35)         (0.37)
  From net realized gains                          (0.12)            --        (0.02)       (0.02)            --
---------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to Shareholders      (0.41)         (0.24)       (0.36)       (0.37)         (0.37)
---------------------------------------------------------------------------------------------------------------------
Net asset value --
End of period ($)                                   8.19           8.21         8.11         7.96           7.85
---------------------------------------------------------------------------------------------------------------------
 Total return (%)/(e)(f)/                           4.91           4.21/(g)/    6.54         6.25          13.24
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(h)/                                     0.83           0.83/(i)/    0.82         0.79           0.78
  Net investment income/(h)/                        3.60           3.97/(i)/    4.21         4.61/(c)/      4.95

  Waiver/reimbursement                0.09      0.20/(i)/      0.16      0.18      0.17
Portfolio turnover rate (%)              9        11/(g)/        16         3         8
Net assets, end of period (000's)$ 106,661   111,944        114,482   103,760    81,385

                                                  2000
                                                 Class A
                                               -----------
Net asset value --
Beginning of period ($)                          7.95
----------------------------------------------------------
Income from Investment Operations ($):
  Net investment income                          0.37/(d)/
  Net realized and unrealized gain (loss) on
   investments and futures contracts            (0.67)
----------------------------------------------------------
 Total from Investment Operations               (0.30)
----------------------------------------------------------
Less Distributions Declared
to Shareholders ($):
  From net investment income                    (0.37)
  From net realized gains                          --
----------------------------------------------------------
 Total Distributions Declared to Shareholders   (0.37)
----------------------------------------------------------
Net asset value --
End of period ($)                                7.28
----------------------------------------------------------
 Total return (%)/(e)(f)/                       (3.87)
----------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(h)/                                  0.78
  Net investment income/(h)/                     4.84
  Waiver/reimbursement                           0.15
 Portfolio turnover rate (%)                        9
 Net assets, end of period (000's) ($)         66,348

(a)   The Fund changed its fiscal year end from January 31 to October 31.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01 and increase the ratio of net investment income to average net assets from 4.57% to 4.61%. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(d) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

                                                Year ended    Period ended
                                                October 31,    October 31,                  Year ended January 31,
                                                   2004         2003/(a)/       2003        2002          2001        2000
                                                  Class B       Class B       Class B      Class B       Class B     Class B
                                               ------------- -------------- ----------- -------------- ----------- -----------
Net asset value --
Beginning of period ($)                            8.21           8.11        7.96        7.85           7.28        7.95
------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations ($):
  Net investment income                            0.23/(b)/      0.20/(b)/   0.28/(b)/   0.31/(b)(c)/   0.32/(d)/   0.31/(d)/
  Net realized and unrealized gain (loss) on
   investments and futures contracts               0.10           0.09        0.17        0.11/(c)/      0.57       (0.67)
------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                  0.33           0.29        0.45        0.42           0.89       (0.36)
------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
to Shareholders ($):
  From net investment income                      (0.23)         (0.19)      (0.28)      (0.29)         (0.32)      (0.31)
  From net realized gains                         (0.12)            --       (0.02)      (0.02)            --          --
------------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to Shareholders     (0.35)         (0.19)      (0.30)      (0.31)         (0.32)      (0.31)
------------------------------------------------------------------------------------------------------------------------------
Net asset value --
End of period ($)                                  8.19           8.21        8.11        7.96           7.85        7.28
------------------------------------------------------------------------------------------------------------------------------
 Total return (%)/(e)(f)/                          4.13           3.62/(g)/   5.74        5.49          12.42       (4.59)
------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(h)/                                    1.58           1.58/(i)/   1.57        1.54           1.53        1.53
  Net investment income/(h)/                       2.84           3.22/(i)/   3.46        3.86/(c)/      4.20        4.09
  Waiver/reimbursement                             0.09           0.20/(i)/   0.16        0.18           0.17        0.15
 Portfolio turnover rate (%)                          9             11/(g)/     16           3              8           9
 Net assets, end of period (000's) ($)           46,271         55,792      61,865      55,997         64,072      76,246

(a)   The Fund changed its fiscal year end from January 31 to October 31.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01 and increase the ratio of net investment income to average net assets from 3.82% to 3.86%. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(d) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.


                                                Year ended     Period ended
                                                October 31,    October 31,                Year ended January 31,
                                                   2004          2003/(a)/       2003        2002          2001        2000
                                                  Class C        Class C       Class C      Class C       Class C     Class C
                                               -------------- -------------- ----------- -------------- ----------- -----------
Net asset value --
Beginning of period ($)                             8.21           8.11        7.96        7.85           7.28        7.95
-------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations ($):
  Net investment income                             0.26/(b)/      0.22/(b)/   0.30/(b)/   0.33/(b)(c)/   0.34/(d)/   0.33/(d)/
  Net realized and unrealized gain (loss) on
   investments and futures contracts                0.10           0.09        0.17        0.12/(c)/      0.57       (0.67)
-------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                    0.36           0.31        0.47        0.45           0.91       (0.34)
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
to Shareholders ($):
  From net investment income                       (0.26)         (0.21)      (0.30)      (0.32)         (0.34)      (0.33)
  From net realized gains                          (0.12)            --       (0.02)      (0.02)            --          --
-------------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to Shareholders      (0.38)         (0.21)      (0.32)      (0.34)         (0.34)      (0.33)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value --
End of period ($)                                   8.19           8.21        8.11        7.96           7.85        7.28
-------------------------------------------------------------------------------------------------------------------------------
 Total return (%)/(e)(f)/                           4.44           3.86/(g)/   6.06        5.79          12.76       (4.31)
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets/

Supplemental Data (%):
  Expenses/(h)/                                      1.28           1.28/(i)/   1.27        1.24           1.23        1.23
  Net investment income/(h)/                         3.15           3.52/(i)/   3.76        4.16/(c)/      4.50        4.39
  Waiver/reimbursement                               0.39           0.50/(i)/   0.46        0.48           0.47        0.45
 Portfolio turnover rate (%)                            9             11/(g)/     16           3              8           9
 Net assets, end of period (000's) ($)             24,764         30,218      30,456      12,108          4,551       2,768

(a)   The Fund changed its fiscal year end from January 31 to October 31.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.13% to 4.16%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(d) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

Columbia Massachusetts Tax-Exempt Fund

                                                 Year ended    Period ended
                                                 October 31,    October 31,                   Year ended January 31,
                                                    2004         2003/(a)/        2003         2002          2001
                                                   Class A        Class A        Class A      Class A       Class A
                                               -------------- -------------- ------------ --------------- ------------
Net asset value --
Beginning of period ($)                             8.16           8.06         7.85         7.83            7.18
----------------------------------------------------------------------------------------------------------------------
Income from Investment Operations ($):
  Net investment income                             0.33/(b)/      0.25/(b)/    0.35/(b)/    0.40/(b)(c)/    0.37/(d)/
  Net realized and unrealized gain (loss) on
   investments and futures contracts                0.17           0.10         0.23         0.03/(c)/       0.70
----------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                   0.50           0.35         0.58         0.43            1.07
----------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
to Shareholders ($):
  From net investment income                       (0.33)         (0.25)       (0.35)       (0.37)          (0.38)
  From net realized gains                          (0.16)            --        (0.02)       (0.04)          (0.04)
  In excess of net realized gains                     --             --           --           --              --
----------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to Shareholders      (0.49)         (0.25)       (0.37)       (0.41)          (0.42)
----------------------------------------------------------------------------------------------------------------------
Net asset value --
End of period ($)                                   8.17           8.16         8.06         7.85            7.83
----------------------------------------------------------------------------------------------------------------------
 Total return (%)/(f)/                              6.28           4.40/(g)/    7.59         5.62/(h)/      15.30/(h)/
----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(i)/                                     0.91           1.00/(j)/    0.94         0.92            0.93
  Net investment income/(i)/                        4.05           4.16/(j)/    4.39         5.05/(c)/       4.94

 Waiver/reimbursement                                 --             --           --         0.05            0.03
Portfolio turnover rate (%)                            6              9/(g)/      13            8              18
Net assets, end of period (000's) ($)            157,198        167,692      170,512      169,284         152,057

                                                   2000
                                                  Class A
                                               -------------
Net asset value --
Beginning of period ($)                           8.06
------------------------------------------------------------
Income from Investment Operations ($):
  Net investment income                           0.37/(d)/
  Net realized and unrealized gain (loss) on
   investments and futures contracts             (0.84)
------------------------------------------------------------
 Total from Investment Operations                (0.47)
------------------------------------------------------------
Less Distributions Declared
to Shareholders ($):
  From net investment income                     (0.37)
  From net realized gains                           --/(e)/
  In excess of net realized gains                (0.04)
------------------------------------------------------------
 Total Distributions Declared to Shareholders    (0.41)
------------------------------------------------------------
Net asset value --
End of period ($)                                 7.18
------------------------------------------------------------
 Total return (%)/(f)/                           (5.96)/(h)/
------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(i)/                                   0.93
  Net investment income/(i)/                      4.81
  Waiver/reimbursement                            0.02
 Portfolio turnover rate (%)                        16
 Net assets, end of period (000's) ($)         142,790

(a)   The Fund changed its fiscal year end from January 31 to October 31.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 5.02% to 5.05%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(d) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(e)   Rounds to less than $0.01 per share.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)   Not annualized.

(h) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

                                                Year ended    Period ended
                                                October 31,    October 31,                  Year ended January 31,
                                                  2004          2003/(a)/       2003         2002         2001        2000
                                                 Class B        Class B        Class B      Class B      Class B     Class B
                                               ------------- -------------- ----------- -------------- ----------- ------------
Net asset value --
Beginning of period ($)                            8.16           8.06        7.85        7.83           7.18        8.06
-------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations ($):
  Net investment income                            0.27/(b)/      0.21/(b)/   0.29/(b)/   0.34/(b)(c)/   0.31/(d)/   0.31/(d)/
  Net realized and unrealized gain (loss) on
   investments and futures contracts               0.16           0.10        0.23        0.03/(c)/      0.70       (0.84)
-------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                   0.43           0.31        0.52        0.37           1.01       (0.53)
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
to Shareholders ($):
  From net investment income                      (0.26)         (0.21)      (0.29)      (0.31)         (0.32)      (0.31)
  From net realized gains                         (0.16)            --       (0.02)      (0.04)         (0.04)         --/(e)/
  In excess of net realized gains                    --             --          --          --             --       (0.04)
-------------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to Shareholders     (0.42)         (0.21)      (0.31)      (0.35)         (0.36)      (0.35)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value --
End of period ($)                                  8.17           8.16        8.06        7.85           7.83        7.18
-------------------------------------------------------------------------------------------------------------------------------
 Total return (%)/(f)/                             5.49           3.82/(g)/   6.79        4.86/(h)/     14.45/(h)/  (6.67)/(h)/
-------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(i)/                                    1.66           1.75/(j)/   1.69        1.67           1.68        1.68
  Net investment income/(i)/                       3.29           3.41/(j)/   3.64        4.30/(c)/      4.19        4.06
  Waiver/reimbursement                               --             --          --        0.05           0.03        0.02
 Portfolio turnover rate (%)                          6              9/(g)/     13           8             18          16
 Net assets, end of period (000's) ($)           34,035         40,739      43,052      39,009         44,038      50,110

(a)   The Fund changed its fiscal year end from January 31 to October 31.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.27% to 4.30%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(d) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(e)   Rounds to less than $0.01 per share.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)   Not annualized.

(h) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

                                                Year ended    Period ended
                                                October 31,    October 31,                  Year ended January 31,
                                                   2004         2003/(a)/      2003         2002          2001        2000
                                                  Class C       Class C       Class C      Class C       Class C     Class C
                                               ------------- -------------- ----------- -------------- ----------- -----------
Net asset value --
Beginning of period ($)                            8.16           8.06        7.85        7.83           7.18        8.06
------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations ($):
  Net investment income                            0.29/(b)/      0.23/(b)/   0.31/(b)/   0.36/(b)(c)/   0.34/(d)/   0.33/(d)/
  Net realized and unrealized gain (loss) on
   investments and futures contracts               0.17           0.09        0.24        0.04/(c)/      0.70       (0.84)
------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                  0.46           0.32        0.55        0.40           1.04       (0.51)
------------------------------------------------------------------------------------------------------------------------------

Less Distributions Declared
to Shareholders ($):
  From net investment income                      (0.29)         (0.22)      (0.32)      (0.34)         (0.35)      (0.33)
  From net realized gains                         (0.16)            --       (0.02)      (0.04)         (0.04)         --/(e)/
  In excess of net realized gains                    --             --          --          --             --       (0.04)
------------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to Shareholders     (0.45)         (0.22)      (0.34)      (0.38)         (0.39)      (0.37)
------------------------------------------------------------------------------------------------------------------------------
Net asset value --
End of period ($)                                  8.17           8.16        8.06        7.85           7.83        7.18
------------------------------------------------------------------------------------------------------------------------------
 Total return (%)/(f)(g)/                          5.81           4.05/(h)/   7.11        5.17          14.79       (6.38)
------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(i)/                                    1.36           1.45/(j)/   1.39        1.37           1.38        1.38
  Net investment income/(i)/                       3.58           3.71/(j)/   3.94        4.60/(c)/      4.49        4.36
  Waiver/reimbursement                             0.30           0.30/(j)/   0.30        0.35           0.33        0.32
 Portfolio turnover rate (%)                          6              9/(h)/     13           8             18          16
 Net assets, end of period (000's) ($)           13,360         15,335      11,399       4,802          2,586       1,189

(a)   The Fund changed its fiscal year end from January 31 to October 31.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.57% to 4.60%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(d) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(e)   Rounds to less than $0.01 per share.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)   Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)   Annualized.

Columbia New York Tax-Exempt Fund

                                                Year ended    Period ended
                                                October 31,    October 31,                Year ended January 31,
                                                   2004        2003/(a)/        2003         2002          2001        2000
                                                  Class A       Class A        Class A      Class A       Class A     Class A
                                               ------------- -------------- ----------- -------------- ----------- -----------
Net asset value --
Beginning of period ($)                            7.72           7.60        7.43        7.34           6.68        7.49
------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations ($):
  Net investment income                            0.31/(b)/      0.24/(b)/   0.33/(b)/   0.34/(b)(c)/   0.35/(d)/   0.35/(d)/
  Net realized and unrealized gain (loss) on
   investments and futures contracts               0.16           0.11        0.17        0.07/(c)/      0.67       (0.81)
------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                  0.47           0.35        0.50        0.41           1.02       (0.46)
------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
to Shareholders ($):
  From net investment income                      (0.31)         (0.23)      (0.33)      (0.32)         (0.36)      (0.35)
  From net realized gains                         (0.04)            --          --          --             --          --
------------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to Shareholders     (0.35)         (0.23)      (0.33)      (0.32)         (0.36)      (0.35)
------------------------------------------------------------------------------------------------------------------------------
Net asset value --
End of period ($)                                  7.84           7.72        7.60        7.43           7.34        6.68
------------------------------------------------------------------------------------------------------------------------------
 Total return (%)/(e)(f)/                          6.26           4.70/(g)/   6.81        5.75          15.58       (6.34)
------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(h)/                                    0.83           0.83/(i)/   0.82        0.79           0.79        0.79

 Net investment income/(h)/                        4.04           4.15/(i)/   4.32        4.61/(c)/      5.02        4.90
 Waiver/reimbursement                              0.13           0.24/(i)/   0.18        0.21           0.22        0.18
Portfolio turnover rate (%)                           8              8/(g)/     11           9             18          17
Net assets, end of period (000's) ($)            65,280         68,271      67,779      60,165         47,733      43,471

(a)   The Fund changed its fiscal year end from January 31 to October 31.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.55% to 4.61%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(d) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

Columbia New York Tax-Exempt Fund

                                                Year ended    Period ended
                                                October 31,   October 31,                  Year ended January 31,
                                                  2004         2003/(a)/       2003         2002          2001        2000
                                                 Class B       Class B        Class B      Class B       Class B     Class B
                                               ------------- -------------- ----------- -------------- ----------- -----------
Net asset value --
Beginning of period ($)                            7.72           7.60        7.43        7.34           6.68        7.49
------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations ($):
  Net investment income                            0.25/(b)/      0.20/(b)/   0.27/(b)/   0.29/(b)(c)/   0.30/(d)/   0.29/(d)/
  Net realized and unrealized gain (loss) on
   investments and futures contracts               0.16           0.11        0.17        0.07/(c)/      0.67       (0.81)
------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                  0.41           0.31        0.44        0.36           0.97       (0.52)
------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
to Shareholders ($):
  From net investment income                      (0.25)         (0.19)      (0.27)      (0.27)         (0.31)      (0.29)
  From net realized gains                         (0.04)            --          --          --             --          --
------------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to Shareholders     (0.29)         (0.19)      (0.27)      (0.27)         (0.31)      (0.29)
------------------------------------------------------------------------------------------------------------------------------
Net asset value --
End of period ($)                                  7.84           7.72        7.60        7.43           7.34        6.68
------------------------------------------------------------------------------------------------------------------------------
 Total return (%)/(e)(f)/                          5.47           4.12/(g)/   6.02        4.99          14.74       (7.04)
------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(h)/                                    1.58           1.58/(i)/   1.57        1.54           1.54        1.54
  Net investment income/(h)/                       3.29           3.40/(i)/   3.57        3.86/(c)/      4.27        4.15
  Waiver/reimbursement                             0.13           0.24/(i)/   0.18        0.21           0.22        0.18
 Portfolio turnover rate (%)                          8              8/(g)/     11           9             18          17
 Net assets, end of period (000's) ($)           34,877         44,293      43,018      36,409         41,034      44,747

(a)   The Fund changed its fiscal year end from January 31 to October 31.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 3.80% to 3.86%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(d) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

                                                Year ended    Period ended
                                                October 31,    October 31,                  Year ended January 31,
                                                  2004          2003/(a)/      2003          2002         2001        2000
                                                 Class C        Class C       Class C       Class C      Class C     Class C
                                               ------------- -------------- ----------- -------------- ----------- -----------
Net asset value --
Beginning of period ($)                            7.72           7.60        7.43        7.34           6.68        7.49
------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations ($):
  Net investment income                            0.28/(b)/      0.21/(b)/   0.29/(b)/   0.31/(b)(c)/   0.32/(d)/   0.31/(d)/
  Net realized and unrealized gain (loss) on
   investments and futures contracts               0.16           0.12        0.17        0.07/(c)/      0.67       (0.81)
------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                  0.44           0.33        0.46        0.38           0.99       (0.50)
------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
to Shareholders ($):
  From net investment income                      (0.28)         (0.21)      (0.29)      (0.29)         (0.33)      (0.31)
  From net realized gains                         (0.04)            --          --          --             --          --
------------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to Shareholders     (0.32)         (0.21)      (0.29)      (0.29)         (0.33)      (0.31)
------------------------------------------------------------------------------------------------------------------------------
Net asset value --
End of period ($)                                  7.84           7.72        7.60        7.43           7.34        6.68
------------------------------------------------------------------------------------------------------------------------------
 Total return (%)/(e)(f)/                          5.78           4.35/(g)/   6.34        5.29          15.07       (6.76)
------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data (%):
  Expenses/(h)/                                    1.28           1.28/(i)/   1.27        1.24           1.24        1.24
  Net investment income/(h)/                       3.59           3.70/(i)/   3.87        4.16/(c)/      4.57        4.45
  Waiver/reimbursement                             0.43           0.54/(i)/   0.48        0.51           0.52        0.48
 Portfolio turnover rate (%)                          8              8/(g)/     11           9             18          17
 Net assets, end of period (000's) ($)            9,774         10,231       9,344       4,108            900         654

(a)   The Fund changed its fiscal year end from January 31 to October 31.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.10% to 4.16%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(d) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

Notes

===============================================================================

Notes

===============================================================================

FOR MORE INFORMATION

Additional information about the Funds' investments is available in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Funds and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Statement of Additional Information and the Funds' website
(www.columbiafunds.com) include a description of the Funds' policies with respect to the disclosure of their portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Funds by writing or calling the Funds' distributor or visiting the Funds' website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:
Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Columbia Funds Trust V: 811-5030

-  Columbia California Tax-Exempt Fund

-  Columbia Connecticut Tax-Exempt Fund

-  Columbia Massachusetts Tax-Exempt Fund

-  Columbia New York Tax-Exempt Fund

ColumbiaFunds

A Member of Columbia Management Group

        (C)2005 Columbia Funds Distributor, Inc.

        One Financial Center, Boston, MA 02111-2621

        800.426.3750 www.columbiafunds.com

                                                                CST-01/457U-0205

                      COLUMBIA CALIFORNIA TAX-EXEMPT FUND
                      COLUMBIA CONNECTICUT TAX-EXEMPT FUND
                     COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND
                       COLUMBIA NEW YORK TAX-EXEMPT FUND
                    SERIES OF COLUMBIA FUNDS SERIES TRUST I
                      STATEMENT OF ADDITIONAL INFORMATION
                              ______________ 2005

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund (each a Fund and collectively, the Funds). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Funds dated __________, 2005. This SAI should be read together with the Prospectus and the most recent Annual Report dated October 31, 2004 and Semiannual Report dated April 30, 2005 of each of Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund, each a series of Columbia Funds Trust V and the predecessor to each Fund, (each a "Predecessor Fund" and collectively, the "Predecessor Funds"). Investors may obtain a free copy of the Prospectus and Annual Reports from Columbia Management Distributor, Inc. (CMD), One Financial Center, Boston, MA 02111-2621. The financial statements and Report of Independent Registered Public Accounting Firm appearing in each Predecessor Fund's October 31, 2005 Annual Report and the financial statements appearing in the Predecessor Fund's ____, 2005 Semiannual Report are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by CMD generally and additional information about certain securities and investment techniques described in the Funds' Prospectus.

TABLE OF CONTENTS

PART 1                                                       PAGE
Definitions                                                    b
Organization and History                                       b
Investment Goal and Policies of the Funds                      b
Fundamental Investment Policies of the Funds                   c
Other Investment Policies of the Funds                         d
California Tax Considerations                                  d
Connecticut Tax Considerations                                 e
Massachusetts Tax Considerations                               e
New York Tax Considerations                                    e
Fund Charges and Expenses                                      f
Custodian of the Funds                                         t
Independent Registered Public Accounting Firm of the Funds     t

PART 2

Miscellaneous Investment Practices                            [ ]
Taxes                                                         [ ]
Management of the Funds                                       [ ]
Determination of Net Asset Value                              [ ]
How to Buy Shares                                             [ ]
Special Purchase Programs/Investor Services                   [ ]
Programs for Reducing or Eliminating Sales Charges            [ ]
How to Sell Shares                                            [ ]
Distributions                                                 [ ]
How to Exchange Shares                                        [ ]
Suspension of Redemptions                                     [ ]
Shareholder Liability                                         [ ]
Shareholder Meetings                                          [ ]
Appendix I                                                    [ ]
Appendix II                                                   [ ]

                                     Part 1

                      COLUMBIA CALIFORNIA TAX-EXEMPT FUND
                      COLUMBIA CONNECTICUT TAX-EXEMPT FUND
                     COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND
                       COLUMBIA NEW YORK TAX-EXEMPT FUND
                      STATEMENT OF ADDITIONAL INFORMATION
                    MARCH 1, 2005, AS REVISED JULY 12, 2005

DEFINITIONS

"California Fund" or "Fund"     Columbia California Tax-Exempt Fund
"Connecticut Fund" or "Fund"    Columbia Connecticut Tax-Exempt Fund
"Massachusetts Fund" or "Fund"  Columbia Massachusetts Tax-Exempt Fund
"New York Fund" or "Fund"       Columbia New York Tax-Exempt Fund
"Trust"                         Columbia Funds Series Trust I
"Advisor"                       Columbia Management Advisors, Inc., the Funds' investment advisor
"CMD"                           Columbia Management Distributor, Inc., the Funds' distributor
"CMS"                           Columbia Management Services, Inc., the Funds' shareholder services and transfer agent

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1987. Each Fund is an open-end diversified management investment company representing the entire interest in a separate series of the Trust. Each Fund commenced investment
operations as a series of the Trust on   , 2006. Prior to   , 2006 (the "Fund
Reorganization Date"), each Fund was organized as a series of Columbia Funds Trust V, a Massachusetts business trust (the "Predecessor Fund"). The Predecessor Fund to the California Fund commenced investment operations on June 16, 1986; the Predecessor Fund to the Connecticut Fund commenced investment operations on November 1, 1991; the Predecessor Fund to the Massachusetts Fund commenced investment operations on April 10, 1987; and the Predecessor Fund to the New York Fund commenced investment operations on September 26, 1986.

INVESTMENT GOAL AND POLICIES OF THE FUNDS

The Prospectus describes each Fund's investment goal and investment strategies and risks. Part 1 of this SAI includes additional information concerning, among other things, the investment policies of the Funds. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Funds:

      Short-Term Trading
      Lower-Rated Debt Securities
      Inverse Floaters
      Short Sales
      Forward Commitments ("When Issued" and "Delayed Delivery" Securities) Repurchase Agreements
      Futures Contracts and Related Options (Limited to interest rate futures, tax-exempt bond index futures, options on such futures and options on such indices)
      Options on Securities
      Participation Interests Stand-by Commitments
      Zero Coupon Securities (Zeros)
      Step Coupon Bonds (Steps)
      Mortgage Dollar Rolls
      Mortgage-Backed Securities
      Asset-Backed Securities
      Pay-In-Kind (PIK) Securities
      Swap Agreements

Except as indicated below under "Fundamental Investment Policies of the Funds," the Funds' investment policies are not fundamental and the Trustees may change the investment policies without shareholder approval.

                                       b

FUNDAMENTAL INVESTMENT POLICIES OF THE FUNDS

The Investment Company Act of 1940 (the "Act") provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

As fundamental policies, each Fund may not:

1. Underwrite any issue of securities issued by other persons within the meaning of the Securities Act of 1933, as amended (the "1933 Act") except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.

2. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

3. Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the Act, the rules and regulations thereunder and any applicable exemptive relief.

5. Make loans, except to the extent permitted by the Act, the rules and regulations thereunder and any applicable exemptive relief.

6. Borrow money or issue senior securities except to the extent permitted by the Act, the rules and regulations thereunder and any applicable exemptive relief.

7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the Act, the rules and regulations thereunder, or any applicable exemptive relief.

OTHER INVESTMENT POLICIES OF THE FUNDS

As non-fundamental investment policies, which may be changed without a shareholder vote, each Fund may not:

1. Purchase securities on margin, but the Fund may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

3.    Invest more than 15% of its net assets in illiquid assets.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act's diversification requirement, the issuer is the entity whose revenues support the security.

                                       c

Notwithstanding the investment policies of the Funds, each Fund (other than the California Fund) may invest substantially all of its investable assets in another investment company that has substantially the same investment goal, policies and restrictions as each Fund.

CALIFORNIA TAX CONSIDERATIONS

It is the policy of the Fund to meet all applicable requirements of the Internal Revenue Code of 1986, as amended (the Code) and the California Revenue and Taxation Code for shareholders to be relieved of the obligation to pay regular federal income taxes and California personal income tax on amounts distributed to them which are derived from tax-exempt interest income. That is, the Fund will have at least 50% of its total assets invested in tax-exempt bonds and U.S. government obligations whose interest is excluded from income for California personal income tax purposes (California Tax-Exempt Bonds) at the end of each quarter.

California law provides that, to the extent distributions by the Fund are derived from interest on California Tax-Exempt Bonds and are designated as such, such distributions shall be exempt from California personal income taxes. For California personal income tax purposes, distributions derived from other investments and distributions from any net realized capital gains will be taxable, whether paid in cash or reinvested in additional shares.

Interest derived from California Tax-Exempt Bonds is not subject to the California alternative minimum tax and California personal income tax does not apply to any portion of Social Security or railroad retirement benefits. Under the Code, any portion of interest on indebtedness (including insurance policy loans) incurred or continued to purchase or carry shares of the Fund which is deemed to relate to tax-exempt dividends will not be deductible. For California personal income tax purposes none of such interest will be deductible. Depending on the circumstances, the Internal Revenue Service or California Franchise Tax Board may consider shares to have been purchased or carried with borrowed funds even though the shares are not directly traceable to the borrowed funds. Shareholders who are, within the meaning of Section 147 of the Code, "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds should consult their tax advisors as to whether the Fund is a desirable investment.

Corporations that are subject to either the California franchise tax or the California corporate income tax and that invest in the Fund will generally be taxed on distributions other than dividends derived from interest paid on California Tax-Exempt Bonds. Corporations that are subject to the California franchise tax will also be taxed on dividends derived from interest paid on California Tax-Exempt Bonds.

CONNECTICUT TAX CONSIDERATIONS

Distributions received by shareholders from the Fund that qualify as exempt-interest dividends for federal income tax purposes are exempt from the Connecticut personal income tax to the extent that they are derived from interest on obligations issued by or on behalf of the State of Connecticut, any political subdivision thereof, or public instrumentality, state or local authority, district or similar public entity created under the laws of Connecticut (Connecticut Tax-Exempt Bonds) or from obligations the interest on which states are prohibited from taxing by federal law. Other distributions, whether received in cash or additional shares, are subject to the Connecticut personal income tax, except that, in the case of shares of the Fund held by shareholders as capital assets, those distributions that are treated as capital gain dividends for federal income tax purposes are not subject to the tax to the extent that they are derived from the sale or exchange of Connecticut Tax-Exempt Bonds. Distributions that are subject to the federal alternative minimum tax could cause liability for the net Connecticut minimum tax, with the exception of exempt-interest dividends that are exempt from the Connecticut personal income tax.

Distributions from investment income and capital gains, including dividends derived from interest paid on Connecticut Tax-Exempt Bonds, are included in gross income for purposes of the Connecticut corporation business tax. However, seventy percent of such distributions are deductible for purposes of this tax, provided that they are treated for federal income tax purposes as dividends but not as exempt-interest dividends or capital gain dividends, but no deduction is allowed for expenses related thereto.

Shares of the Fund are not subject to property taxation by Connecticut or its political subdivisions.

MASSACHUSETTS TAX CONSIDERATIONS

Distributions received by shareholders from the Fund are exempt from Massachusetts personal income tax to the extent that they are derived from interest on obligations of the Commonwealth of Massachusetts, its political subdivisions, or agencies or

                                       d
instrumentalities of the foregoing, or obligations of certain U.S. territories and possessions (including the Commonwealth of Puerto Rico, the United States Virgin Islands or Guam), and are designated as such. The Fund believes that gains it realizes on the sale of certain Tax-Exempt Bonds are exempt from Massachusetts's personal income taxation and will designate them as such when those gains are distributed to shareholders.

Distributions from investment income and capital gains, including dividends derived from interest paid on Tax-Exempt Bonds, may be subject to Massachusetts corporate excise tax.

Long-term capital gains that are subject to tax in Massachusetts will be taxed at 5.3%.

The foregoing is a general summary of the Massachusetts tax consequences of investing in the Fund. You should consult your tax advisor regarding specific questions as to federal, state or local taxes.

NEW YORK TAX CONSIDERATIONS

New York law provides that, to the extent distributions by a regulated investment company are derived from interest on debt obligations issued by the State of New York or its political subdivisions or certain other governmental entities (for example, the Commonwealth of Puerto Rico, the United States Virgin Islands or Guam), the interest on which was excludable from gross income for purposes of both federal income taxation and New York State and City personal income taxation (New York Tax-Exempt Bonds) and designated as such, such distributions shall be exempt from New York State and City personal income taxes. For New York State and City personal income tax purposes, distributions derived from investments other than New York Tax-Exempt Bonds and distributions from the excess of net short-term capital gains over net long-term capital losses will be taxable as ordinary income. For New York State and City personal income tax purposes, distributions of net long-term capital gains will be taxable at the same rates as ordinary income. The tax treatment of distributions you receive is the same whether they are paid in cash or reinvested in additional shares. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for New York State and City personal income tax purposes. Distributions by the Fund from investment income and capital gains, including exempt-interest dividends, are included in a corporation's net investment income for purposes of calculating such corporation's New York State franchise taxes and the New York City General Corporation Tax if received by a corporation subject to those taxes, and will be subject to such taxes to the extent that a corporation's net investment income is allocated to New York State and/or New York City. Distributions by the Fund may be subject to state taxes in states other than New York and to local taxes in cities other than New York City, both for individual and corporate shareholders.

The foregoing is a summary of certain New York State and New York City income tax consequences of investing in the Fund. Shareholders should consult their tax advisor to determine the precise effect of an investment in the Fund on their particular tax situation.

FUND CHARGES AND EXPENSES

Effective November 1, 2003, the Board of Trustees approved a new management fee structure for the Funds, as follows: 0.50% of the first $1 billion of the combined average daily net assets of the Funds, plus 0.45% of the next $2 billion of the combined average daily net assets of the Funds, plus 0.40% of the combined average daily net assets of the Funds in excess of $3 billion.

Prior to November 1, 2003, the Funds paid the Advisor a monthly fee based on the Funds' combined average daily net assets, determined at the close of each business day during the month at the following annual rates: 0.50% on the first $2 billion and 0.45% of any excess over $2 billion.

The Advisor is responsible for providing accounting and bookkeeping services to the Funds pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Funds, the Advisor receives from each Fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:

      -     An annual flat fee of $10,000, paid monthly; and

                                       e

            In any month that a Fund has average net assets of more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

Each Fund reimburses the Advisor for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.

Each Fund pays a shareholders' servicing and transfer agency fee to CMS as follows:

      - An annual open account fee of $34 per open account plus the Fund's allocated share of reimbursement for the out-of-pocket expenses of CMS.

Prior to November 1, 2003, each Fund paid a shareholders' servicing and transfer agency fee to CMS as follows:

      - An account fee for each open account of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

      - An account fee for each closed account of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

      - A transaction fee of $1.40 per transaction occurring in Fund accounts during any month; plus

      - A monthly fee at the rate of 0.06% per annum of the average daily closing value of the total net assets of the Fund for such month; plus

      - The Fund's allocated share of CMS' out-of-pocket expenses, including fees payable to DST Systems, Inc. (DST) under a remote services agreement with DST.

RECENT FEES PAID TO THE ADVISOR, CMD AND CMS (dollars in thousands)

CALIFORNIA FUND
                                                                       Nine months
                                            Years ended October 31,       ended      Years ended January 31,
                                            -----------------------    October 31,   -----------------------
                                               2005          2004        2003(a)         2003         2002
                                               ----         ------        -------       ------       ------
Management fee (before reduction)                           $1,265        $1,058        $1,479       $1,488
Pricing and bookkeeping fee                                     96            78           141          114
Shareholder service and transfer agent fee                     164           381           431          433
12b-1 fees:
   Service fee (Class A)                                       434           341           453          546
   Service fee (Class B)                                        69            65            91
   Service fee (Class C)                                        35            33            49
Distribution fee (Class B)                                     244           235           342          425
Distribution fee (Class C)                                     122           118           184          128
Fees waived by the CMD (Class C)                               (49)          (47)          (74)         (51)

CONNECTICUT FUND
                                                                       Nine months
                                            Years ended October 31,       ended      Years ended January 31,
                                            -----------------------    October 31,   -----------------------
                                               2005          2004        2003(a)         2003         2002
                                               ----         ------        -------       ------       ------
Management fee (before reduction)                            $ 942         $ 777         $ 953        $ 800
Pricing and bookkeeping fee                                     82            61            95           66
Shareholder service and transfer agent fee                     155           292           301          266
12b-1 fees:
   Service fee (Class A)                                       255           196           235          309
   Service fee (Class B)                                       120           103           123
   Service fee (Class C)                                        63            54            64
Distribution fee (Class B)                                     387           336           441          439
Distribution fee (Class C)                                     202           176           172           61
Fees waived or borne by the Advisor                           (169)         (306)         (302)        (294)
Fees waived by the CMD (Class C)                               (81)          (71)          (69)         (24)

                                       f

MASSACHUSETTS FUND
                                                                        Nine months
                                            Years ended October 31,       ended       Years ended January 31,
                                            -----------------------     October 31,   -----------------------
                                               2005          2004         2003(a)        2003         2002
                                               ----         ------        -------       ------       ------
Management fee (before reduction)                           $1,067          $860        $1,106       $1,029
Pricing and bookkeeping fee                                     83            64           109           82
Shareholder service and transfer agent fee                     173           324           317          374
12b-1 fees:
   Service fee (Class A)                                       347           270           337          353
   Service fee (Class B)                                        81            67            81
   Service fee (Class C)                                        32            22            17
Distribution fee (Class B)                                     281           242           308          316
Distribution fee (Class C)                                     110            80            65           27
Fees waived or borne by the Advisor                              0             0             0         (103)
Fees waived by the CMD (Class C)                               (44)          (32)          (26)         (11)

NEW YORK FUND
                                                                        Nine months
                                            Years ended October 31,       ended       Years ended January 31,
                                            -----------------------     October 31,   -----------------------
                                               2005          2004         2003(a)       2003         2002
                                               ----          ----        -------        -----        -----
Management fee (before reduction)                            $ 590         $ 466        $ 549        $ 478
Pricing and bookkeeping fee                                     56            40           61           43
Shareholder service and transfer agent fee                      97           184          176          146
12b-1 fees:
  Service fee (Class A)                                        156           118          140          177
  Service fee (Class B)                                         92            77           84
  Service fee (Class C)                                         25            18           12
Distribution fee (Class B)                                     298           253          293          281
Distribution fee (Class C)                                      82            59           43           18
Fees waived or borne by the Advisor                           (156)         (220)        (201)        (201)
Fees waived or borne by CMD (Class C)                          (33)          (23)         (17)          (7)

(a) Each Fund changed its fiscal year end from January 31 to October 31 in 2003.

BROKERAGE COMMISSIONS (dollars in thousands)

CALIFORNIA FUND
                                                                        Nine months
                                            Years ended October 31,       ended       Years ended January 31,
                                            -----------------------     October 31,   -----------------------
                                               2005          2004         2003(a)        2003         2002
                                               ----          ----         -------        ----         ----
Total commissions                                             $12            $8           $6           $2
Directed transactions                                           0             0            0            0
Commissions on directed transactions                            0             0            0            0

CONNECTICUT FUND
                                                                        Nine months
                                            Years ended October 31,       ended       Years ended January 31,
                                            -----------------------     October 31,   -----------------------
                                               2005          2004         2003(a)        2003         2002
                                               ----          ----         -------        ----         ----
Total commissions                                             $8             $6           (b)           $3
Directed transactions                                          0              0            0             0
Commissions on directed transactions                           0              0            0             0

                                       g

MASSACHUSETTS FUND
                                                                        Nine months
                                            Years ended October 31,       ended       Years ended January 31,
                                            -----------------------     October 31,   -----------------------
                                               2005          2004         2003(a)        2003         2002
                                               ----          ----         -------        ----         ----
Total commissions                                             $9            $4            $4           $2
Directed transactions                                          0             0             0            0
Commissions on directed transactions                           0             0             0            0

NEW YORK FUND
                                                                        Nine months
                                            Years ended October 31,       ended       Years ended January 31,
                                            -----------------------     October 31,   -----------------------
                                               2005          2004         2003(a)        2003         2002
                                               ----          ----         -------        ----         ----
Total commissions                                              $5            $3             $2          $1
Directed transactions                                           0             0              0           0
Commissions on directed transactions                            0             0              0           0

(a) Each Fund changed its fiscal year end from January 31 to October 31 in 2003.

(b)   Rounds to less than one.

The Trust is required to identify any securities of its "regular brokers or dealers" that each Fund has acquired during its most recent fiscal year. At October 31, 2005, no Fund held securities of their regular brokers or dealers.

TRUSTEES AND TRUSTEES' FEES

Fund Complex consists of the following funds:

The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia Funds Trust VII, the series of Liberty Variable Investment Trust and 8 closed-end or interval management investment company portfolios (the "Liberty Funds").

The series of Columbia Funds Trust VIII, the series of Columbia Funds Trust IX, the series of Columbia Funds Trust XI and the series of SteinRoe Variable Investment Trust (the "Stein Roe Funds").

Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (the "All-Star Funds").

Columbia Management Multi-Strategy Hedge Fund, LLC.

Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust (the "Columbia Funds").

The series of The Galaxy Funds (the "Galaxy Funds").

The series of Columbia Acorn Trust and the series of Wanger Advisors Trust (the "Acorn Funds" and "WAT Funds," respectively).

                                       h

The Advisor or its affiliates pay the compensation of all the officers of the funds in the Fund Complex advised by the Advisor, including the Trustees who are affiliated with the Advisor. For the fiscal year ended _____________, 2005 and the calendar year ended December 31, 2004, the Trustees received the following compensation for serving as Trustees:

                                                                      Total Compensation from the Fund Complex
                                 Pension or Retirement Benefits      Paid to the Trustees for the Calendar Year
       Trustee                Accrued as Part of Fund Expenses(b)            Ended December 31, 2004(a)
---------------------         -----------------------------------    ------------------------------------------
Douglas A. Hacker                             N/A                                  $135,000
Janet Langford Kelly                          N/A                                   148,500
Richard W. Lowry                              N/A                                   150,700
William E. Mayer                              N/A                                   166,700
Charles R. Nelson                             N/A                                   141,500
John J. Neuhauser                             N/A                                   158,284
Patrick J. Simpson(                           N/A                                   129,000
Thomas E. Stitzel                             N/A                                   149,000
Thomas C. Theobald(c)                         N/A                                   172,500
Ann-Lee Verville(d)                           N/A                                   157,000
Richard L. Woolworth                          N/A                                   131,000

                                                                       Aggregate
                             Aggregate             Aggregate          Compensation           Aggregate
                            Compensation         Compensation             from             Compensation
                          from California      from Connecticut      Massachusetts         from New York
                        Fund for the Fiscal      Fund for the         Fund for the      Fund for the Fiscal
                             Year Ended        Fiscal Year Ended   Fiscal Year Ended        Year Ended
       Trustee            October 31, 2005     October 31, 2005     October 31, 2005     October 31, 2005
---------------------   -------------------    -----------------   -----------------    -------------------
                                                     [ ]                   [ ]                  [ ]
Douglas A. Hacker              [ ]                   [ ]                   [ ]                  [ ]
Janet Langford Kelly           [ ]                   [ ]                   [ ]                  [ ]
Richard W. Lowry               [ ]                   [ ]                   [ ]                  [ ]
William E. Mayer               [ ]                   [ ]                   [ ]                  [ ]
Charles R. Nelson              [ ]                   [ ]                   [ ]                  [ ]
John J. Neuhauser              [ ]                   [ ]                   [ ]                  [ ]
Patrick J. Simpson             [ ](e)                [ ](e)                [ ](e)               [ ](e)
Thomas E. Stitzel              [ ]                   [ ]                   [ ]                  [ ]
Thomas C. Theobald(c)          [ ]                   [ ]                   [ ]                  [ ]
Anne-Lee Verville(d)           [ ]                   [ ]                   [ ]                  [ ]
Richard L. Woolworth           [ ]                   [ ]                   [ ]                  [ ]

(a) As of December 31, 2004, the Fund Complex consisted of 127 open-end and 11 closed-end management investment company portfolios.

(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(c) During the fiscal year ended _________, 2005, and the calendar year ended December 31, 2004, Mr. Theobald deferred $_____ of his compensation from the Fund and $90,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Theobald's account under that plan was $157,328.

(d) During the fiscal year ended ____________, 2005, and the calendar year ended December 31, 2004, Ms. Verville deferred $_____ of her compensation from the Fund and $55,000 of her total compensation from the Fund Complex, pursuant to the deferred compensation plan. At December 31, 2004, the value of Ms. Verville's account under that plan was $653,275.

(e) During the fiscal year ended __________, 2005, Mr. Simpson deferred $_______ of his compensation from the Fund pursuant to the deferred compensation plan. During the calendar year ended December 31, 2004, Mr. Simpson deferred $129,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Simpson's account under that plan was $ 143,646.

ROLE OF THE BOARD OF TRUSTEES

The Trustees of the Funds are responsible for the overall management and supervision of the Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with service providers for the Funds and review the Funds' performance. The Trustees have created several committees to perform specific functions for the Funds. Mr. Theobald was elected Chairman of the Board of Trustees of the Liberty Funds, Stein Roe Funds and Columbia Funds effective December, 2003.

AUDIT COMMITTEE

Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board of Trustees of the Funds. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent auditors/accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Funds and certain service providers. For the fiscal year ended October 31, 2005, the Audit Committee convened [ ] times.

GOVERNANCE COMMITTEE

Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Funds. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Funds. For the fiscal year ended October 31, 2005, the Governance Committee convened [ ] times.

ADVISORY FEES & EXPENSES COMMITTEE

Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Fund. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. For the fiscal year ended October 31, 2005, the Advisory Fees & Expenses Committee convened [ ] times.

COMPLIANCE COMMITTEE

Ms. Kelly, Messrs. Nelson and Simpson and Ms. Verville are members of the Compliance Committee of the Board of Trustees of the Funds. Prior to August 10, 2004, Ms. Kelly, Mr. Nelson and Ms. Verville were members of the Compliance Committee of the Board of Trustees of the Funds. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Trust. The Committee supervises legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Trust's investment adviser, principal underwriter and transfer agent. For the fiscal year ended October 31, 2005, the Compliance Committee convened [ ] times.

INVESTMENT OVERSIGHT COMMITTEES

Beginning in 2004, each Trustee of the Funds also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Fund Complex and gives particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year.

The following are members of the respective IOCs and the general categories of funds in the Fund Complex which they review:

       IOC #1: Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing funds in the following asset categories: Large Growth Diversified, Large Growth Concentrated, Small Growth, Outside Managed (i.e., sub-advised) and Municipal.

       IOC #2: Mr. Hacker and Ms. Verville are responsible for reviewing funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed Income - Multi Sector and Fixed Income - Core.

                                       j

       IOC#3: Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Large Value, Mid Cap Value, Small Value, Asset Allocation, High Yield and Money Market.

       IOC#4: Messrs. Nelson, Simpson and Woolworth are responsible for reviewing funds in the following asset categories: Large Blend, Mid Cap Growth, Small Growth, Asset Allocation, Specialty Equity, Taxable Fixed Income and Money Market.

SHARE OWNERSHIP

The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004 (i) in each Fund and (ii) in the funds in the Fund Complex.

                                                                                                Aggregate Dollar
                          Dollar Range                                                           Range of Equity
                           of Equity      Dollar Range of                         Dollar Range  Securities Owned
                           Securities         Equity          Dollar Range of      of Equity      in All Funds
                         Owned in the    Securities Owned    Equity Securities    Securities       Overseen by
                          California          in the           Owned in the      Owned in the      Trustee in
   Name of Trustee           Fund       Connecticut Fund   Massachusetts Fund   New York Fund    Fund Complex
----------------------   -------------  -----------------  -------------------  --------------  ----------------
DISINTERESTED TRUSTEES        [ ]              [ ]                 [ ]                [ ]
Douglas A. Hacker             [ ]              [ ]                 [ ]                [ ]         Over $100,000
Janet Langford Kelly          [ ]              [ ]                 [ ]                [ ]         Over $100,000
Richard W. Lowry              [ ]              [ ]                 [ ]                [ ]         Over $100,000
Charles R. Nelson             [ ]              [ ]                 [ ]                [ ]         Over $100,000
John J. Neuhauser             [ ]              [ ]                 [ ]                [ ]         Over $100,000
Patrick J. Simpson            [ ]              [ ]                 [ ]                [ ]         Over $100,000
Thomas E. Stitzel             [ ]              [ ]                 [ ]                [ ]         Over $100,000
Thomas C. Theobald            [ ]              [ ]                 [ ]                [ ]         Over $100,000
Anne-Lee Verville(a)          [ ]              [ ]                 [ ]                [ ]         Over $100,000
Richard L. Woolworth          [ ]              [ ]                 [ ]                [ ]         Over $100,000

INTERESTED TRUSTEE
William E. Mayer              [ ]              [ ]                 [ ]                [ ]       $50,001-$100,000

(a) Ms. Verville has elected to defer her compensation as a Trustee under the deferred compensation plan for independent Trustees of the Fund Complex. The value of her deferred compensation is determined as if the amounts had been invested, as of the date of deferral, in shares of one or more funds in the complex as specified by her. At December 31, 2004, the value of her deferred compensation account exceeded $100,000.

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Funds' portfolio managers managed as of May 31, 2005.

                                       k

CALIFORNIA FUND

                        OTHER SEC-REGISTERED
                        OPEN-END AND CLOSED-END      OTHER POOLED INVESTMENT
PORTFOLIO MANAGER               FUNDS                        VEHICLES               OTHER ACCOUNTS
-----------------       -----------------------      -----------------------      -------------------
                        Number of    Assets          Number of    Assets          Number of    Assets
                        accounts                     accounts                     accounts
Name[*]
Name
Name

[* Information for Mr./Ms. [ ], who began managing the Predecessor Fund after its fiscal year end, is as of [recent practicable date].]

CONNECTICUT FUND

                         OTHER SEC-REGISTERED
                        OPEN-END AND CLOSED-END      OTHER POOLED INVESTMENT
PORTFOLIO MANAGER               FUNDS                        VEHICLES               OTHER ACCOUNTS
-----------------       -----------------------      -----------------------      -------------------
                        Number of    Assets          Number of    Assets          Number of    Assets
                        accounts                     accounts                     accounts
Name[*]
Name
Name

[* Information for Mr./Ms. [ ], who began managing the Predecessor Fund after its fiscal year end, is as of [recent practicable date].]

MASSACHUSETTS FUND

                         OTHER SEC-REGISTERED
                        OPEN-END AND CLOSED-END      OTHER POOLED INVESTMENT
PORTFOLIO MANAGER                 FUNDS                      VEHICLES               OTHER ACCOUNTS
-----------------       -----------------------      -----------------------      -------------------
                        Number of    Assets          Number of    Assets          Number of    Assets
                        accounts                     accounts                     accounts
Name[*]
Name
Name

[* Information for Mr./Ms. [ ], who began managing the Predecessor Fund after its fiscal year end, is as of [recent practicable date].]

NEW YORK FUND

                         OTHER SEC-REGISTERED
                        OPEN-END AND CLOSED-END      OTHER POOLED INVESTMENT
PORTFOLIO MANAGER                FUNDS                        VEHICLES              OTHER ACCOUNTS
-----------------       -----------------------      -----------------------      -------------------
                        Number of    Assets          Number of    Assets          Number of    Assets
                        accounts                     accounts                     accounts
Name[*]
Name
Name

                                       l

[* Information for Mr./Ms. [ ], who began managing the Predecessor Fund after its fiscal year end, is as of [recent practicable date].]

See "Management -- Portfolio Transactions -- Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how the Adviser addresses potential conflicts of interest resulting from an individual's management of more than one account.

OWNERSHIP OF SECURITIES

The table below shows the dollar ranges of shares of the Predecessor Funds beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio managers listed above at the end of the Predecessor Fund's most recent fiscal year:

CALIFORNIA FUND

Portfolio Manager   Dollar Range of Equity Securities  in the Fund Beneficially Owned
-----------------   -----------------------------------------------------------------
Name[*]


[* Information for Mr./Ms. [ ], who began managing the Fund after its most recent fiscal year end, is as of [recent practicable date].]

CONNECTICUT FUND

Portfolio Manager   Dollar Range of Equity Securities  in the Fund Beneficially Owned
-----------------   -----------------------------------------------------------------
Name[*]

[* Information for Mr./Ms. [ ], who began managing the Fund after its most recent fiscal year end, is as of [recent practicable date].]

MASSACHUSETTS FUND

Portfolio Manager   Dollar Range of Equity Securities  in the Fund Beneficially Owned
-----------------   -----------------------------------------------------------------
Name[*]

[* Information for Mr./Ms. [ ], who began managing the Fund after its most recent fiscal year end, is as of [recent practicable date].]

NEW YORK FUND

Portfolio Manager   Dollar Range of Equity Securities  in the Fund Beneficially Owned
-----------------   -----------------------------------------------------------------
Name[*]

[* Information for Mr./Ms. [ ], who began managing the Fund after its most recent fiscal year end, is as of [recent practicable date].]

COMPENSATION

As of the Predecessor Funds' most recent fiscal year end, the portfolio managers received all of their compensation from the Adviser and its parent company, Columbia Management Group, in the form of salary, bonus, stock options and restricted stock. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as

                                       m
team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmark[s] noted below, emphasizing the manager's three- and five-year performance. The Adviser may also consider the portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall business performance.

CALIFORNIA FUND

PORTFOLIO MANAGER              PERFORMANCE BENCHMARK
-----------------              ---------------------
[Name of Portfolio Manager]    [Benchmark]

CONNECTICUT FUND

PORTFOLIO MANAGER              PERFORMANCE BENCHMARK
-----------------              ---------------------
[Name of Portfolio Manager]    [Benchmark]

MASSACHUSETTS FUND

PORTFOLIO MANAGER              PERFORMANCE BENCHMARK
-----------------              ---------------------
[Name of Portfolio Manager]    [Benchmark]

NEW YORK FUND

PORTFOLIO MANAGER              PERFORMANCE BENCHMARK
-----------------              ---------------------
[Name of Portfolio Manager]    [Benchmark]

The size of the overall bonus pool each year is determined by Columbia Management Group and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser's profitability for the year, which is influenced by assets under management.

OWNERSHIP OF THE FUNDS

At January 31, 2005, the officers and Trustees of the Trust as a group owned less than 1% of the then outstanding shares of each class of shares of the California, Connecticut, Massachusetts and New York Funds.

As of record on January 31, 2005, the following shareholders owned 5% or more of the following Funds' then outstanding Class A, Class B and Class C shares:

CALIFORNIA FUND

                                CLASS A SHARES

        Shareholder (name and address)            Percentage of Class Total (%)

        Merrill Lynch Pierce Fenner & Smith                [5.45]
        For the Sole Benefit of
        Its Customers

                                       n

        4800 Deer Lake Drive E FL 2
        Jacksonville, FL 32246-6484

        Citigroup Global Markets, Inc.                     [8.42]
        333 W. 34th Street
        New York, NY 10001-2402

                                CLASS B SHARES

        Shareholder (name and address)            Percent of Class Total (%)

        Merrill Lynch Pierce Fenner & Smith                [6.40]
        For the Sole Benefit of
        Its Customers

        4800 Deer Lake Drive E FL 2
        Jacksonville, FL 32246-6484

        Citigroup Global Markets, Inc.                     [5.84]
        333 W. 34th Street
        New York, NY 10001-2402

                                CLASS C SHARES

        Shareholder (name and address)            Percent of Class Total (%)

        Merrill Lynch Pierce Fenner & Smith                [24.96]
        For the Sole Benefit of
        Its Customers

        4800 Deer Lake Drive E FL 2
        Jacksonville, FL 32246-6484

        NFSC                                               [6.49]
        Shirley Ann Del Faro Living Trust
        3901 Alonzo Avenue
        Encino, CA 91316-4408

CONNECTICUT FUND

                                CLASS A SHARES

        Shareholder (name and address)            Percent of Class Total (%)

        Merrill Lynch Pierce Fenner & Smith                [6.95]
        For the Sole Benefit of
        Its Customers

        4800 Deer Lake Drive E FL 2
        Jacksonville, FL 32246-6484

        Citigroup Global Markets, Inc.                     [5.64]
        333 W. 34th Street
        New York, NY 10001-2402

                                CLASS B SHARES

        Shareholder (name and address)            Percent of Class Total (%)

        Merrill Lynch Pierce Fenner & Smith                [12.05]
        For the Sole Benefit of
        Its Customers

        4800 Deer Lake Drive E FL 2
        Jacksonville, FL 32246-6484

                                       o

                                 CLASS C SHARES

Shareholder (name and address)                    Percent of Class Total(%)

Merrill Lynch Pierce Fenner & Smith                       [16.24]
For the Sole Benefit of
Its Customers

4800 Deer Lake Drive E FL 2
Jacksonville, FL 32246-6484

Wexford Clearing Services                                 [5.17]
Corp FBO Bronius
Aleksandravicius
448 Tunxis Avenue
Bloomfield, CT 06002-1127

MASSACHUSETTS FUND

                                 CLASS B SHARES

Shareholder (name and address)                    Percent of Class Total(%)

Citigroup Global Markets, Inc.                            [8.15]
333 W. 34th Street
New York, NY 10001-2402

                                 CLASS C SHARES

Shareholder (name and address)                    Percent of Class Total(%)

Merrill Lynch Pierce Fenner & Smith                       [31.02]
For the Sole Benefit of
Its Customers

4800 Deer Lake Drive E FL 2
Jacksonville, FL 32246-6484

Citigroup Global Markets, Inc.                            [5.66]
333 W. 34th Street
New York, NY 10001-2402

NEW YORK FUND

                                 CLASS A SHARES

Shareholder (name and address)                    Percent of Class Total(%)

Merrill Lynch Pierce Fenner & Smith                       [7.00]
For the Sole Benefit of
Its Customers

4800 Deer Lake Drive E FL 2
Jacksonville, FL 32246-6484

Citigroup Global Markets, Inc.                            [10.84]
333 W. 34th Street
New York, NY 10001-2402

                                       p

                                 CLASS B SHARES

   Shareholder (name and address)                    Percent of Class Total(%)

   Merrill Lynch Pierce Fenner & Smith                       [10.87]
   For the Sole Benefit of
   Its Customers

   4800 Deer Lake Drive E FL 2
   Jacksonville, FL 32246-6484

   Citigroup Global Markets, Inc.                            [6.30]
   333 W. 34th Street
   New York, NY 10001-2402

                                    CLASS C SHARES

   Shareholder (name and address)                    Percent of Class Total(%)

   Merrill Lynch Pierce Fenner & Smith                       [24.91]
   For the Sole Benefit of
   Its Customers

   4800 Deer Lake Drive E FL 2
   Jacksonville, FL 32246-6484

   Citigroup Global Markets, Inc.                            [23.56]
   333 W. 34th Street
   New York, NY 10001-2402

   SALES CHARGES (dollars in thousands)

                                 CLASS A SHARES

CALIFORNIA FUND

                                                                                 Nine
                                                                                months
                                                     Years ended October 31,    ended      Years ended January 31,
                                                     -----------------------  October 31,  -----------------------
                                                        2005        2004        2003(a)       2003         2002
                                                     ----------  -----------  -----------  -----------  ----------
Aggregate initial sales charges on Fund share sales                 $ 141       $  133       $  176       $  383
Initial sales charges retained by CMD                                  18           18           24           43
Aggregate contingent deferred sales charges
  (CDSC) on Fund redemptions retained by CMD                           10           (b)           0           (b)

CONNECTICUT FUND

                                                                                 Nine
                                                                                months
                                                     Years ended October 31,    ended      Years ended January 31,
                                                     -----------------------  October 31,  -----------------------
                                                        2005        2004        2003(a)       2003         2002
                                                     ----------  -----------  -----------  -----------  ----------
Aggregate initial sales charges on Fund share sales                $  102       $  212       $  372       $  285
Initial sales charges retained by CMD                                  12           27           42           28
Aggregate CDSC on Fund redemptions retained by
  CMD                                                                   2           (b)          (b)           0

                                       q

MASSACHUSETTS FUND

                                                                                 Nine
                                                                                months
                                                     Years ended October 31,    ended      Years ended January 31,
                                                     -----------------------  October 31,  -----------------------
                                                        2005        2004        2003(a)       2003         2002
                                                     ----------  -----------  -----------  -----------  ----------
Aggregate initial sales charges on Fund share sales                $  149       $  235       $  291       $  240
Initial sales charges retained by CMD                                  20           29           44           29
Aggregate CDSC on Fund redemptions retained by CMD                     (b)           5           17           (b)

NEW YORK FUND

                                                                                 Nine
                                                                                months
                                                     Years ended October 31,    ended      Years ended January 31,
                                                     -----------------------  October 31,  -----------------------
                                                        2005        2004        2003(a)       2003         2002
                                                     ----------  -----------  -----------  -----------  ----------
Aggregate initial sales charges on Fund share sales                $   77       $  111       $  233       $   96
Initial sales charges retained by CMD                                  10           14           28           15
Aggregate CDSC on Fund redemptions retained by CMD                     (b)           0            0           13

                                 CLASS B SHARES

CALIFORNIA FUND

                                                                                 Nine
                                                                                months
                                                     Years ended October 31,    ended      Years ended January 31,
                                                     -----------------------  October 31,  -----------------------
                                                        2005        2004        2003(a)       2003         2002
                                                     ----------  -----------  -----------  -----------  ----------
Aggregate CDSC on Fund redemptions retained by CMD                 $  105       $   67       $  118       $   91

CONNECTICUT FUND

                                                                                 Nine
                                                                                months
                                                     Years ended October 31,    ended      Years ended January 31,
                                                     -----------------------  October 31,  -----------------------
                                                        2005        2004        2003(a)       2003         2002
                                                     ----------  -----------  -----------  -----------  ----------
Aggregate CDSC on Fund redemptions retained by CMD                 $  105       $  128       $   85       $   95

MASSACHUSETTS FUND

                                                                                 Nine
                                                                                months
                                                     Years ended October 31,    ended             Years ended January 31,
                                                     -----------------------  October 31,  -----------------------------------
                                                        2005        2004        2003(a)       2003         2002        2001
                                                     ----------  -----------  -----------  -----------  ----------  ----------
Aggregate CDSC on Fund redemptions retained by CMD                 $   68       $   76       $   56       $   42      $  70

                                       r

NEW YORK FUND

                                                                     Nine
                                                     Years ended    months
                                                     October 31,    ended             Years ended January 31,
                                                     -----------  October 31,  -----------------------------------
                                                        2004        2003(a)       2003         2002        2001
                                                     -----------  -----------  -----------  ----------  ----------
Aggregate CDSC on Fund redemptions retained by CMD     $  103        $  75        $  84       $  94       $  78

                                 CLASS C SHARES

CALIFORNIA FUND

                                                                                 Nine
                                                                                months
                                                     Years ended October 31,    ended      Years ended January 31,
                                                     -----------------------  October 31,  -----------------------
                                                        2005        2004        2003(a)       2003         2002
                                                     ----------  -----------  -----------  -----------  ----------
Aggregate CDSC on Fund redemptions retained by CMD                 $    4           (b)      $   10       $    8

CONNECTICUT FUND

                                                                                 Nine
                                                                                months
                                                     Years ended October 31,    ended      Years ended January 31,
                                                     -----------------------  October 31,  -----------------------
                                                        2005        2004        2003(a)       2003         2002
                                                     ----------  -----------  -----------  -----------  ----------
Aggregate CDSC on Fund redemptions retained by CMD                 $    5       $   10       $   15       $    4

MASSACHUSETTS FUND

                                                                                 Nine
                                                                                months
                                                     Years ended October 31,    ended      Years ended January 31,
                                                     -----------------------  October 31,  -----------------------
                                                        2005        2004        2003(a)       2003         2002
                                                     ----------  -----------  -----------  -----------  ----------
Aggregate CDSC on Fund redemptions retained by CMD                  $    4       $    3       $    7           (b)

NEW YORK FUND

                                                                                 Nine
                                                                                months
                                                     Years ended October 31,    ended      Years ended January 31,
                                                     -----------------------  October 31,  -----------------------
                                                        2005        2004        2003(a)       2003         2002
                                                     ----------  -----------  -----------  -----------  ----------
Aggregate CDSC on Fund redemptions retained by CMD                  $    6       $    9       $   10       $    6

(a) Each Fund changed its fiscal year end from January 31 to October 31 in 2003.

(b) Rounds to less than one.

12B-1 PLAN, CDSCS AND CONVERSION OF SHARES

The Funds each offer three classes of shares - Class A, Class B and Class C. Each Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 plan (Plan) for each Fund pursuant to Rule 12b-1 under the Act. Under the Plan, each Fund pays CMD monthly a service fee at an annual rate of 0.10% of each Fund's net assets attributed to the outstanding shares of each class on December 1, 1994, and a service fee of 0.25% of the average daily net assets attributed to Class A, Class B and Class C shares issued thereafter. The Funds also pay CMD monthly a distribution fee at an annual rate of 0.75% of

                                       s
each Fund's average daily net assets attributed to each Fund's Class B and Class C shares. CMD has voluntarily agreed to waive a portion of each Fund's Class C share distribution fee so that it does not exceed 0.45% annually. CMD may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CMD's expenses, CMD may realize a profit from the fees.

The Plan authorizes any other payments by the Funds to CMD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of each Fund's shares.

                                        t

The Trustees believe the Plan could be a significant factor in the growth and retention of each Fund's assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of each Fund's shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC for periods up to six years after the purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. The CDSCs and initial sales charge are described in the Prospectus.

No CDSC will be imposed on shares derived from reinvestment of distributions or on amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.

SALES-RELATED EXPENSES (dollars in thousands) of CMD relating to the Funds for the fiscal year ended October 31, 2004 were:

                                                          CALIFORNIA FUND               CONNECTICUT FUND
                                                 Class A     Class B    Class C    Class A    Class B      Class C
                                                 -------     -------    -------    -------    -------      -------
Fees to FSFs                                     $   498     $   115    $   147    $   292    $   179      $   176
Cost of sales material
  (including printing and mailing expenses)            7           1          2         10          2            3
Allocated travel, entertainment and other
  promotional expenses (including advertising)        15           2          5         20          3            5

                                                      MASSACHUSETTS FUND                   NEW YORK FUND
                                                 Class A     Class B    Class C    Class A    Class B      Class C
                                                 -------     -------    -------    -------    -------      -------
Fees to FSFs                                     $   405     $   164    $   101    $   181    $   152      $    83
Cost of sales material
  (including printing and mailing expenses)            9           2          4          5          2            7
Allocated travel, entertainment and other
  promotional expenses (including advertising)        18           4          8         10          3           14

CUSTODIAN OF THE FUNDS

State Street Bank & Trust Company, located at 2 Avenue De Lafayette, Boston, MA 02111-2100, is the Funds' custodian. The Funds' custodian is responsible for safeguarding each Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE FUNDS

PricewaterhouseCoopers LLP, located at 125 High Street, Boston, MA 02110-1707, is the independent registered public accounting firm for the Funds, providing audit and tax return review services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. For the New York Fund the financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so

                                        u
included, in reliance upon the reports of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing for the Funds. For the California Fund, Connecticut Fund and Massachusetts Fund the financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the reports of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing for the Funds for the fiscal year ended October 31, 2004. For the period ended October 31, 2003 and prior, Ernst & Young LLP, located at 200 Clarendon Street, Boston, Massachusetts 02116-5072, served as the California Fund, the Connecticut Fund and the Massachusetts Funds' independent registered public accounting firm. The financial statements for the Funds incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the reports of Ernst & Young LLP for the period ended October 31, 2003, and for the years ended January 31, 2003, 2002, 2001 and 2000 given on the authority of said firm as experts in accounting and auditing.

                       STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

----------
(1) A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

                      STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include the series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Columbia Funds Trust VIII, Columbia Funds Series Trust I (formerly named Columbia Funds Trust IX) and Columbia Funds Trust XI (each a Trust and together, the Trusts, also known as Fund Complex). In certain cases, the discussion applies to some, but not all, of the Funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING

In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.

SHORT SALES

A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

LOWER-RATED DEBT SECURITIES

Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the Fund's achievement of its investment goal; and

4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

COMMON STOCK, PREFERRED STOCK AND WARRANTS

Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the company's capital stock at a set price for a specified period of time.

FOREIGN SECURITIES

The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a sub-custodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

The Fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

EXCHANGE-TRADED FUNDS ("ETFS"). The Fund may invest in ETFs up to the maximum amount allowable under the 1940 Act. ETFs are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international.

ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.

The Fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders of the Fund may also indirectly bear similar expenses of an ETF.

ZERO COUPON SECURITIES (ZEROS)

The Fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)

The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSIT are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by a business to finance short-term needs (including promissory notes with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement in which the Fund would be allowed to invest directly.

CERTIFICATES OF DEPOSIT are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. TIME DEPOSITS are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central

Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund.

BANK OBLIGATIONS include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part 1 of this SAI. For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a Fund's assets that may be invested in STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component is usually volatile in response to changes in interest rates.

In U.S. TREASURY ROLLS, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

COMMERCIAL PAPER is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

STRIPPED OBLIGATIONS

To the extent consistent with their investment objective, Funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the Funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Funds' Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

MUNICIPAL SECURITIES

Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this SAI and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, each

Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

PRIVATE ACTIVITY BONDS

The Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

MUNICIPAL LEASE OBLIGATIONS

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

SECURITIES LOANS

The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

INTERFUND BORROWING AND LENDING

The Fund may lend money to and borrow money from other affiliated registered open-end investment companies. The Fund may borrow through the program when the Advisor believes borrowing is appropriate and the costs are equal to or lower than the costs of bank loans. When borrowing money, the Fund is subject to the risk that the securities the Fund acquires with the borrowed money or would otherwise have sold will decline in value. When lending money, the Fund is subject to the risk that the borrower will be unwilling or unable to make timely payments of interest or principal.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)

The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Fund from the transaction.

REITS

The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy.

ASSET-BACKED SECURITIES

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively lengthen the expected maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

CUSTODY RECEIPTS AND TRUST CERTIFICATES. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly "disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

LINE OF CREDIT

The Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goal and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian..

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities;

three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

MUNICIPAL BOND INDEX FUTURES CONTRACTS. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

OPTIONS ON FUTURES CONTRACTS. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The Funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

OPTIONS ON FOREIGN STOCK INDICES. The Funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

SWAP AGREEMENTS (SWAPS, CAPS, COLLARS AND FLOORS)

The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

EQUITY SWAPS

The Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

RISK FACTORS IN EQUITY SWAP TRANSACTIONS. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the portfolio managers do not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. See "Taxes" for information on tax risks associated with equity swaps.

FOREIGN CURRENCY TRANSACTIONS

The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

PARTICIPATION INTERESTS

The Fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

VARIABLE AND FLOATING RATE OBLIGATIONS

Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

If a variable or floating rate instrument is not rated, the Fund's Advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

CURRENCY SWAPS. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

GUARANTEED INVESTMENT CONTRACTS

Pursuant to guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.

The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.

BANK INVESTMENT CONTRACTS

Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the Funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

LOAN PARTICIPATIONS

Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

STRUCTURED INVESTMENTS

Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.

Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.

YANKEE OBLIGATIONS

Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

AMERICAN, EUROPEAN, CONTINENTAL AND GLOBAL DEPOSITARY RECEIPTS

American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

TEMPORARY CASH BALANCES

The Funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.

TAXES

In this section, all discussions of taxation at the shareholder and fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

FEDERAL TAXES. Although it may be one of several series in a single trust, the Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (Code). The Fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets.

To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer, other than U.S. government securities or other regulated investment companies; or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (c) distribute with respect to each year at least 90% of its taxable net investment income, its tax-exempt interest income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation , provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do not apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of
(c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. As a regulated investment company that is accorded special tax treatment, the Fund will not be subject to any federal income taxes on its net investment income and net realized capital gains that it distributes to shareholders on the form of dividends and in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" accorded special tax treatment in any taxable year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions (including any distributions of net tax-exempt income and net long-term capital gains) would generally be taxable as ordinary income to the shareholders, except to the extent they were treated as "qualified dividend income," as described below. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the federal corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends may be, however, includable in adjusted current earnings for purposes of computing corporate federal AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces tax basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.

FUND DISTRIBUTIONS. Distributions from the Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) will generally be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning on or before December 31, 2008.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price of the shareholder paid). Distributions are taxable whether received in cash or in Fund shares.

QUALIFIED DIVIDEND INCOME. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. With respect to a Fund investing in bonds, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

In general, distributions of investment income properly designated by the Fund as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt Fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder (but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes). The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

Income from certain "private activity bonds" issued after August 7, 1986, is treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time Fund shares are held by the shareholder.

A tax-exempt Fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the Fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users, as further defined in the Code. Income derived from the Fund's investments other than tax-exempt instruments may give rise to taxable income. The Fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of Fund shares to the extent of tax-exempt dividends paid during that period. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Under Treasury regulations, if on a disposition of Fund shares a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder will likely have to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. You are advised to consult with your tax advisor.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to backup withholding for taxpayers who fail to furnish a correct taxpayer identification number, who have under-reported dividend or interest income, or who fail to certify to the Fund that the shareholder is a United States person and is not subject to the withholding. This number and certification may be provided by either a Form W-9 or the accompanying application. In certain instances, CMS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This may produce a difference between the Fund's book income and its taxable income possibly accelerating distributions or converting distributions of book income and gains to returns of capital for book purposes.

If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal income tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund." A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

NON-U.S. SHAREHOLDERS. In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the recent legislation, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S.

person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Recent legislation modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the legislation, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning on September 1, 2005) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES (THIS SECTION IS APPLICABLE ONLY TO THE COLUMBIA TAX-MANAGED GROWTH FUND)

FEDERAL GIFT TAXES. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.

Under the Columbia Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceed $11,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.

Under the Columbia Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.

No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), including taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount, which is $1,000,000 for gifts made after December 31, 2001, and before January 1, 2010.

Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's Federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.

The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $22,000.

The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

GENERATION-SKIPPING TRANSFER TAXES

If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Columbia Advantage Plan and does not exceed the available annual exclusion amount. An exemption (the "GST exemption"), equal to $1.5 million in 2005, is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate (47% for gifts made in 2005) on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.

INCOME TAXES

The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Columbia Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.

Under the Columbia Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.

If the donor selects the Columbia Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 35%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 15%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.

When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

CONSULTATION WITH QUALIFIED ADVISOR

Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.

MANAGEMENT OF THE FUNDS The Advisor provides administrative and management services to the Funds. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. (NPMI), merged into Columbia Management Advisors, Inc. Each of the four merging companies was a registered investment advisor and advised various Funds in the Fund Complex. The Advisor, located at 100 Federal Street, Boston, Massachusetts 02110, is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. The Advisor has been an investment advisor since 1969.

In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. (NFMI), a subsidiary of NPMI and a registered investment advisor that advised several Funds in the Fund Complex, merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the Advisor to the Funds previously advised by NFMI.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 49)        Trustee       1996       Executive Vice President -         101        Nash Finch Company (food
P.O. Box 66100                                             Strategy of United Airlines                         distributor)
Chicago, IL 60666                                          (airline) since December,
                                                           2002 (formerly President of
                                                           UAL Loyalty Services
                                                           (airline) from September,
                                                           2001 to December, 2002;
                                                           Executive Vice President
                                                           and Chief Financial Officer
                                                           of United Airlines from
                                                           July, 1999 to September,
                                                           2001; Senior Vice
                                                           President-Finance from
                                                           March, 1993 to July, 1999).

Janet Langford Kelly (Age 47)     Trustee       1996       Partner, Zelle, Hofmann,           101                    None
9534 W. Gull Lake Drive                                    Voelbel, Mason & Gette LLP
Richland, MI 49083-8530                                    (law firm) since March,
                                                           2005; Adjunct Professor of
                                                           Law, Northwestern
                                                           University, since
                                                           September, 2004 (formerly
                                                           Chief Administrative
                                                           Officer and Senior Vice
                                                           President, Kmart Holding
                                                           Corporation (consumer
                                                           goods), from September,
                                                           2003 to March, 2004;
                                                           Executive Vice
                                                           President-Corporate
                                                           Development and
                                                           Administration, General
                                                           Counsel and Secretary,
                                                           Kellogg Company (food
                                                           manufacturer), from
                                                           September, 1999 to August,
                                                           2003; Senior Vice
                                                           President, Secretary and
                                                           General Counsel, Sara Lee
                                                           Corporation (branded,
                                                           packaged, consumer-products
                                                           manufacturer) from January,
                                                           1995 to September, 1999).

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Richard W. Lowry (Age 69)         Trustee       1995       Private Investor since            103(3)                  None
10701 Charleston Drive                                     August, 1987 (formerly
Vero Beach, FL 32963                                       Chairman and Chief
                                                           Executive Officer, U.S.
                                                           Plywood Corporation
                                                           (building products
                                                           manufacturer)).

Charles R. Nelson (Age 62)        Trustee       1981       Professor of Economics,           101                     None
Department of Economics                                    University of Washington,
University of Washington                                   since January, 1976; Ford
Seattle, WA 98195                                          and Louisa Van Voorhis
                                                           Professor of Political
                                                           Economy, University of
                                                           Washington, since
                                                           September, 1993 (formerly
                                                           Director, Institute for
                                                           Economic Research,
                                                           University of Washington
                                                           from September, 2001 to
                                                           June, 2003); Adjunct
                                                           Professor of Statistics,
                                                           University of Washington,
                                                           since September, 1980;
                                                           Associate Editor, Journal
                                                           of Money Credit and
                                                           Banking, since September,
                                                           1993; consultant on
                                                           econometric and statistical
                                                           matters.

John J. Neuhauser (Age 62)        Trustee       1985       Academic Vice President and       103(3)        Saucony, Inc. (athletic
84 College Road                                            Dean of Faculties since                                footwear)
Chestnut Hill, MA 02467-3838                               August, 1999, Boston
                                                           College (formerly Dean,
                                                           Boston College School of
                                                           Management from September,
                                                           1977 to August, 1999).

Patrick J. Simpson (Age 61)       Trustee       2000       Partner, Perkins Coie             101                     None
1120 N.W. Couch Street                                     L.L.P. (law firm).
Tenth Floor
Portland, OR 97209-4128

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas E. Stitzel (Age 69)        Trustee       1998       Business Consultant since          101                    None
2208 Tawny Woods Place                                     1999 (formerly Professor of
Boise, ID 83706                                            Finance from 1975 to 1999,
                                                           College of Business, Boise
                                                           State University);
                                                           Chartered Financial
                                                           Analyst.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 68)       Trustee       1996       Partner and Senior Advisor,        101            Anixter International
8 Sound Shore Drive,                and                    Chicago Growth Partners                             (network support
Suite 285                        Chairman                  (private equity investing)                       equipment distributor);
Greenwich, CT 06830               of the                   since September, 2004                              Ventas, Inc. (real
                                   Board                   (formerly Managing                                  estate investment
                                                           Director, William Blair                            trust); Jones Lang
                                                           Capital Partners (private                         LaSalle (real estate
                                                           equity investing) from                          management services) and
                                                           September, 1994 to                                Ambac Financial Group
                                                           September, 2004).                                  (financial guaranty
                                                                                                                  insurance)

Anne-Lee Verville (Age 59)        Trustee       1998       Retired since 1997                 101          Chairman of the Board of
359 Stickney Hill Road                                     (formerly General Manager,                      Directors, Enesco Group,
Hopkinton, NH 03229                                        Global Education Industry,                      Inc. (designer, importer
                                                           IBM Corporation (computer                          and distributor of
                                                           and technology) from 1994                             giftware and
                                                           to 1997).                                             collectibles)

Richard L. Woolworth (Age 64)     Trustee       1991       Retired since December 2003        101            Northwest Natural Gas
100 S.W. Market Street                                     (formerly Chairman and                          Co. (natural gas service
#1500                                                      Chief Executive Officer,                                provider)
Portland, OR 97207                                         The Regence Group (regional
                                                           health insurer); Chairman
                                                           and Chief Executive
                                                           Officer, BlueCross
                                                           BlueShield of Oregon;
                                                           Certified Public
                                                           Accountant, Arthur Young &
                                                           Company)

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
INTERESTED TRUSTEE
William E. Mayer(2) (Age 65)      Trustee       1994       Partner, Park Avenue Equity       103(3)         Lee Enterprises (print
399 Park Avenue                                            Partners (private equity)                        media), WR Hambrecht +
Suite 3204                                                 since February, 1999                             Co. (financial service
New York, NY 10022                                         (formerly Partner,                                 provider); Reader's
                                                           Development Capital LLC                           Digest (publishing);
                                                           from November, 1996 to                             OPENFIELD Solutions
                                                           February, 1999).                                    (retail industry
                                                                                                             technology provider)

(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

                                              Year First
                                              Elected or
                                  Position     Appointed                            Principal Occupation(s)
     Name, Address and Age       with Funds    to Office                             During Past Five Years
------------------------------   ----------   ----------   -------------------------------------------------------------------------
OFFICERS
Christopher L. Wilson (Age 48)    President      2004      Head of Mutual Funds since August, 2004 and Senior Vice President of the
One Financial Center                                       Advisor since January, 2005; President of the Columbia Funds, Liberty
Boston, MA 02111                                           Funds and Stein Roe Funds since October, 2004; President and Chief
                                                           Executive Officer of the Nations Funds since January, 2005; President of the Galaxy Funds since April 2005; Director of Bank of America Global
                                                           Liquidity Funds, plc since May 2005; Director of Banc of America Capital
                                                           Management (Ireland), Limited since May 2005; Senior Vice President of
                                                           BACAP Distributors LLC since January, 2005; Director of FIM Funding, Inc.
                                                           since January, 2005; Senior Vice President of Columbia Management
                                                           Distributors, Inc. since January, 2005; Director of Columbia Management
                                                           Services, Inc. since January, 2005 (formerly President and Chief
                                                           Executive Officer, CDC IXIS Asset Management Services, Inc. from
                                                           September, 1998 to August, 2004).

J. Kevin Connaughton (Age 40)     Treasurer      2000      Treasurer of the Columbia Funds since October, 2003 and of the Liberty
One Financial Center                                       Funds, Stein Roe Funds and All-Star Funds since December, 2000; Vice
Boston, MA 02111                                           President of the Advisor since April, 2003 (formerly President of the
                                                           Columbia Funds, Liberty Funds and Stein Roe Funds from February, 2004 to
                                                           October, 2004; Chief Accounting Officer and Controller of the Liberty
                                                           Funds and All-Star Funds from February, 1998 to October, 2000); Treasurer of the Galaxy Funds since September, 2002 (formerly Treasurer from
                                                           December, 2002 to December, 2004 and President from February, 2004 to
                                                           December, 2004 of the Columbia Management Multi-Strategy Hedge Fund, LLC;
                                                           Vice President of Colonial Management Associates, Inc. from February,
                                                           1998 to October, 2000).

Mary Joan Hoene (Age 55)           Senior        2004      Senior Vice President and Chief Compliance Officer of the Columbia Funds,
100 Federal Street                  Vice                   Liberty Funds, Stein Roe Funds and All-Star Funds since August, 2004;
Boston, MA 02110                  President                Chief Compliance Officer of the Columbia Management Multi-Strategy Hedge
                                  and Chief                Fund, LLC since August, 2004; Chief Compliance Officer of the BACAP
                                 Compliance                Alternative Multi-Strategy Hedge Fund LLC since October, 2004 (formerly
                                   Officer                 Partner, Carter, Ledyard & Milburn LLP from January, 2001 to August,
                                                           2004; Counsel, Carter, Ledyard & Milburn LLP from November, 1999 to
                                                           December, 2000; Vice President and Counsel, Equitable Life Assurance
                                                           Society of the United States from April, 1998 to November, 1999).

Michael G. Clarke (Age 35)          Chief        2004      Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein Roe
One Financial Center             Accounting                Funds and All-Star Funds since October, 2004 (formerly Controller of the
Boston, MA 02111                   Officer                 Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds from
                                                           May, 2004 to October, 2004; Assistant Treasurer from June, 2002 to May,
                                                           2004; Vice

                                                           President, Product Strategy & Development of the Liberty Funds and Stein
                                                           Roe Funds from February, 2001 to June, 2002; Assistant Treasurer of the
                                                           Liberty Funds, Stein Roe Funds and the All-Star Funds from August, 1999 to February, 2001; Audit Manager, Deloitte & Toche LLP from May, 1997 to
                                                           August, 1999).

Jeffrey R. Coleman (Age 35)      Controller      2004      Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                       All-Star Funds since October, 2004 (formerly Vice President of CDC IXIS
Boston, MA 02111                                           Asset Management Services, Inc. and Deputy Treasurer of the CDC Nvest
                                                           Funds and Loomis Sayles Funds from February, 2003 to September, 2004;
                                                           Assistant Vice President of CDC IXIS Asset Management Services, Inc. and
                                                           Assistant Treasurer of the CDC Nvest Funds from August, 2000 to February,
                                                           2003; Tax Manager of PFPC, Inc. from November, 1996 to August, 2000).

R. Scott Henderson (Age 45)       Secretary      2004      Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds since
One Financial Center                                       December, 2004 (formerly Of Counsel, Bingham McCutchen from April, 2001
Boston, MA 02111                                           to September, 2004; Executive Director and General Counsel, Massachusetts
                                                           Pension Reserves Investment Management Board from September, 1997 to
                                                           March, 2001).

Trustee Positions

As of December 31, 2004, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity.

General

Messrs. Lowry, Mayer and Neuhauser are also trustees/directors of the Liberty All-Star Funds.

The Trustees serve as trustees of 101 registered investment companies managed by the Advisor for which each Trustee receives a retainer at the annual rate of $45,000 and an attendance fee of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December, 2003, Mr. Theobald began serving as the Chairman of the Board. As the independent chairman of the board, Mr. Theobald receives a supplemental retainer at the annual rate of of $100,000; the chair of the Audit Committee receives a supplemental retainer at the annual rate of $10,000; the chair of each other committee receives a supplemental retainer at the annual rate of $5,000. Members of each committee, except the Audit Committee, receive $1,500 for each committee meeting. Each Audit Committee member receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 133 open-end and 10 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

MANAGEMENT AGREEMENT

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. Columbia Management Distributors, Inc. (formerly named Columbia Funds Distributor, Inc.) pays the cost of printing and distributing all other Prospectuses.

ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO CERTAIN FUNDS AND THEIR RESPECTIVE TRUSTS. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION REGARDING YOUR FUND).

Under an Administration Agreement, the Advisor, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

          (a)  providing office space, equipment and clerical personnel;

          (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund;

          (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

          (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

          (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

          (f)  maintaining certain books and records of each Fund.

With respect to Columbia Money Market Fund (formerly named Liberty Money Market
Fund) and Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund), the Administration Agreement for these Funds provides that the Advisor will monitor compliance by the Fund with Rule 2a-7 under the 1940 Act and report to the Trustees from time to time with respect thereto. The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

TRUST SERVICES AGREEMENT

Pursuant to a Trust Services Agreement, CMS provides the Columbia Tax-Managed Growth Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. CMS's fee is described in the Prospectuses of the Columbia Tax-Managed Growth Fund.

THE PRICING AND BOOKKEEPING AGREEMENT

The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement. SEE "FUND CHARGES AND EXPENSES" IN
PART 1 OF THIS SAI FOR INFORMATION ON THESE FEES.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the Funds. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The Funds and clients advised by the Advisor or the Funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.

POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Advisor believes are faced by investment professionals at most major financial firms. The Advisor and the Trustees of the Columbia Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

          - The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

          - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

          - The trading of other accounts could be used to benefit higher-fee accounts (front- running).

          - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

"Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Advisor and the Funds' Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Columbia-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

The Advisor or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

A Fund's portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at the Advisor, including each Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Advisor and each Fund, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of each Fund.

BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute securities transactions for a Fund.

The Advisor places the transactions of the Funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the Funds' transactions where the Funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by Funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a Fund.

The Advisor may use the services of affiliated broker-dealers, when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

PRINCIPAL UNDERWRITER

CMD is the principal underwriter of the Trust's shares. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT

CMS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CMS is based on number of accounts plus reimbursement for certain out-of-pocket expenses. SEE

"FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY CMS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CMS or generally by 6 months' notice by CMS to the Fund. The agreement limits the liability of CMS to the Fund for loss or damage incurred by the Fund to situations involving a failure of CMS to use reasonable care or to act in good faith and without negligence in performing its duties under the agreement. The Fund will indemnify CMS from, among other things, any and all claims, actions, suits, losses, costs, damages, and expenses incurred by it in connection with its acceptance of this Agreement, provided that: (i) to the extent such claims, actions, suits, losses, costs, damages, or expenses relate solely to a particular series or group of series of shares, such indemnification shall be only out of the assets of that series or group of series; (ii) this indemnification shall not apply to actions or omissions constituting negligence or misconduct of CMS or its agents or contractors, including but not limited to willful misfeasance, bad faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under this Agreement; and (iii) CMS shall give a Fund prompt notice and reasonable opportunity to defend against any such claim or action in its own name or in the name of CMS.

CODE OF ETHICS

The Funds, the Advisor, and CMD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

ANTI-MONEY LAUNDERING COMPLIANCE

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account, halting all shareholder activity with respect to such account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

PROXY VOTING POLICIES AND FUND PROXY VOTING RECORD

The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

The Advisor's proxy voting guidelines and procedures are included in this SAI as Appendix II. In accordance with SEC regulations, the fund's proxy voting record for the last twelve-month period ended June 30 has been filed with the SEC. You may obtain a copy of the fund's proxy voting record (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Columbia Funds have adopted policies with respect to the disclosure of the Funds' portfolio holdings by the Funds, Columbia Management, or their affiliates. These policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Funds' website at www.columbiafunds.com, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Fund's policies are described below. The Trustees shall be updated as needed regarding the Fund's compliance with the policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Columbia Management and its affiliates. The Fund's policies prohibit Columbia Management and the Fund's other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund's shares, third-party service providers, rating and ranking organizations and affiliated persons of the Fund.

PUBLIC DISCLOSURES. The Fund's portfolio holdings are currently disclosed to the public through required filings with the SEC and, for equity and fixed income funds, on the Fund's website at www.columbiafunds.com. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund's fiscal year). Shareholders may obtain the Fund's Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Fund's Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

The equity and fixed income Columbia Funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:

                                                            FREQUENCY OF
   TYPE OF FUND              INFORMATION PROVIDED            DISCLOSURE            DATE OF WEB POSTING
------------------   ------------------------------------   ------------   ----------------------------------
   Equity Funds      Full portfolio holdings information.      Monthly      30 calendar days after month-end.
Fixed Income Funds   Full portfolio holdings information.     Quarterly    60 calendar days after quarter-end

The scope of the information provided relating to the Fund's portfolio that is made available on the website may change from time to time without prior notice.

For Columbia's money market funds, a complete list of a Fund's portfolio holdings shall be publicly available on a monthly basis on the fifth business date after month-end. Shareholders may request such information by writing or calling the Fund's distributor, Columbia Management Distributors, Inc. at the address listed on the cover of this SAI.

A Fund, Columbia Management or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

OTHER DISCLOSURES. The Fund's policies provide that non-public disclosures of the Fund's portfolio holdings may be made if (1) the Fund has a legitimate business purpose for making such disclosure, (2) the Fund's chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.

The Fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to Columbia Management and its affiliates, these service providers include the Fund's custodian and sub-custodians, the Fund's independent registered public accounting firm, legal counsel, financial printers(R.R. Donnelly & Sons and Bowne & Co., Inc.), the Fund's proxy voting service provider (Alamo Direct Mail Services, Inc.), the Fund's proxy solicitor (Georgeson Shareholder Communications Inc.), rating agencies that maintain ratings on certain Columbia Funds (Fitch, Inc.) and service providers that support Columbia Management's trading systems (InvestorTool, Inc. and Thomson Financial).These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. The Fund may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Certain clients of the Fund's investment adviser(s) may follow a strategy similar to that of the Fund, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Fund.

DETERMINATION OF NET ASSET VALUE

Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the official closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value following procedures approved by the Trust's Board of Trustees.

(The following two paragraphs are applicable only to Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund) and Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund))

Trading in securities on stock exchanges and over-the-counter markets in foreign securities markets is normally completed well before the close of the business day in New York. Trading on foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

AMORTIZED COST FOR MONEY MARKET FUNDS (SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "INFORMATION CONCERNING THE FUND" IN PART 1 OF THE SAI OF COLUMBIA MONEY MARKET FUND (FORMERLY NAMED LIBERTY MONEY MARKET FUND) AND COLUMBIA MUNICIPAL MONEY MARKET FUND (FORMERLY NAMED LIBERTY MUNICIPAL MONEY MARKET
FUND))

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Under the amortized cost method a security is initially valued at cost and thereafter any discount or premium from maturity value is amortized ratably to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. If a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Columbia Money Market Fund (formerly named Liberty Money Market Fund) or the Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund) for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund may accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CMS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Investors should understand that, since the offering price of the Fund's shares is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge paid as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CMD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CMD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CMD may from time to time reallow additional amounts to all or certain FSFs. CMD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CMD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars. Travelers checks, gift checks, credit card convenience checks, credit cards, cash and ban counter (starter checks) are not accepted.

CMS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CMS, provided the new FSF has a sales agreement with CMD.

Shares credited to an account are transferable upon written instructions in good order to CMS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you may send the certificates to CMS for deposit to your account.

In addition to the commissions specified in a Fund's prospectus and this SAI, CMD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that CMD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CMD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, CMD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.

In addition, CMD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.

CMD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:

1st Global Capital Corp
401 Company
ABN AMRO Trust Services
ADP Retirement Services
Advest
AEGON/Transamerica
AG Edwards
American Century Services
American Express
AMG
AON Consulting
AST Trust Company
Banc of America Investment Services
BancOne
Bear Stearns
Benefit Plan Administrators
Bidwell & Company
BNY Clearing
C N A Trust
Charles Schwab
CIBC Oppenheimer
Citigroup Global Markets
CitiStreet Associates LLC
City National Bank
City of Milwaukee
Columbia Trust Company
Commonwealth Financial
Compensation & Capital
CPI Qualified Plan Consultants
Daily Access Concepts
Davenport & Company
Delaware Investments
Digital Retirement Solutions
Discover Brokerage
Dreyfus/Mellon
Edgewood Services
Edward Jones

E-Trade,
ExpertPlan
FAS Liberty Life Spectrum
Ferris Baker Watts
Fidelity
Financial Data Services
Franklin Templeton
Freeman Welwood
Gem Group
Great West Life
Hewitt Associates LLC
Huntington Bank
ING
Intermountain Health Care
Investmart, Inc.
Investment Manager Services (IMS)
Janney Montgomery Scott
JJB Hilliard Lyons
JP Morgan/American Century
Kenney Investments
Kirkpatrick Pettis Smith Polian Inc
Legg Mason Wood Walker
Liberty Life
Lincoln Financial
Lincoln Life
Linsco Private Ledger
M & T Securities
Marquette Trust Company
Mass Mutual Life
Matrix Settlement & Clearance Services (MSCS)
McDonald Investments
Merrill Lynch
MetLife
MFS
Mfund Trax
MidAtlantic Capital
Milliman USA
Morgan Keegan
Morgan Stanley Dean Witter
PFPC
Nationwide Investment Services
Neuberger Berman Mgmt
NFP Securities
NSD -NetStock Sharebuilder
NYLife Distributors
Optimum Investment Advisors
Orbitex
Pershing LLC
Phoenix Home Life
Piper Jaffray
PNC
PPI Employee Benefits
Private Bank & Trust
Prudential
Putnam Investments
Raymond James
RBC Dain Rausher
Robert W Baird
Royal Alliance
RSM McGladrey Inc.

Safeco
Scott & Stringfellow
Scudder Investments
Security Benefit
Segall Bryant Hamill
South Trust Securities
Southwest Securities
Standard Insurance
Stanton Group
State of NY Deferred Compensation Plan
Stephens, Inc.
Stifel Nicolaus & Co
Strong Capital
Sungard T Rowe Price
Trustar Retirement Services
Trustlynx/Datalynx
UBS Financial Services
USAA Investment Management
Vanguard
Wachovia
TD Waterhouse
Webster Investment Services
Wells Fargo
Wilmington Trust

PLEASE CONTACT YOUR FSF OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY
RECEIVE.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most Funds advised by the Advisor may be purchased through the Automatic Investment Plan. Electronic fund transfers for a fixed amount of at least $50 ($25 for IRA) are used to purchase a Fund's shares at the public offering price next determined after CMD receives the proceeds. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CMD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, D, T, G and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any fund distributed by CMD in which you have a current balance of at least $5,000 into the same class of shares of up to five other Funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Sales charges may apply if exchanging from a money market fund. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC or sales charges.

Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Management Services, Inc. (formerly named Columbia Funds Services, Inc.) (CMS) P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or financial advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CMD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" below for more information.

CLASS T SHAREHOLDER SERVICES PLAN. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the Trusts plan to enter into servicing agreements with institutions (including Bank of America Corporation and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each Fund other than the Columbia Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the Fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares;
(ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.

The payments under the servicing agreements entered into as of the date of this SAI are limited to an aggregate fee of not more than 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.15% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The Funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.

Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such Funds on any day do not exceed the income to be accrued to such Class T shares on that day.

The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the Funds. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Columbia's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.

TAX-SHELTERED RETIREMENT PLANS (Retirement Plans). CMD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Management prototype plans offered through CMD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CMD.

Participants in Retirement Plans not sponsored by CTC, not including Individual Retirement Accounts (IRAs), may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with CMS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CMS. The close out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any Fund distributed by CMD, or if the Retirement Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling CMS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification numbers available when calling.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CMS for more information at 1-800-345-6611.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHTS OF ACCUMULATION (Columbia Class A and Class T shares, Nations Class A shares and Galaxy Retail A shares only) (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase of Class A or Class T shares with prior purchases of other funds and classes distributed by CMD. The applicable sales charge is based on the combined total of:

1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all shares of funds for which CMD serves as distributor (Funds) held by the shareholder.

CMD must be promptly notified of each purchase with respect to which a shareholder is entitled to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CMS. A Fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A, Class E and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all fund shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund)). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CMS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement (provided the FSF returns to CMD the excess commission previously paid during the thirteen-month period). The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price.

If the amount of the Statement is not purchased, the shareholder shall remit to CMD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CMS will redeem escrowed Class A, E or T shares with a value equal to such difference. The additional FSF commission will be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CMS at 1-800-345-6611.

NET ASSET VALUE ELIGIBILITY GUIDELINES (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS).

1. Employees, brokers and various relationships that are allowed to buy at NAV. Class A shares of certain Funds may be sold at (NAV) to the following individuals, whether currently employed or retired: Employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries; Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CMD, or its successors and companies affiliated with the Advisor; Registered representatives and employees of Financial Service Firms (including their affiliates) that are parties to dealer agreements or other sales arrangements with CMD; Nations Funds' Trustees, Directors and employees of its investment sub-advisers; Broker/Dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes; employees or partners of any contractual service provider to the funds

     NAV eligibility for Class A purchase also applies to the families of the parties listed above and their beneficial accounts. Family members include: spouse, parent, stepparent, legal guardian, child, stepchild, father-in-law and mother-in-law.

     Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

     Registered broker/dealer firms that have entered into a Nations Funds dealer agreement with BACAP Distributors, LLC may buy Class A shares without paying a front-end sales charge for their investment account only.

     Banks, trust companies and thrift institutions, acting as fiduciaries.

2. Grandfathered investors. Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may purchase Class A shares of any Fund at NAV in those cases where a Columbia Fund Class Z share is not available.

     Shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at (NAV) will continue to be eligible for NAV purchases into those Nations Fund accounts opened through August 19, 2005.

     Galaxy Fund shareholders prior to December 1, 1995; and shareholders who
     (i) purchased Galaxy Fund Prime A shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.

     (For Class T shares only) Shareholders who (i) purchased Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

3. Reinstatement. Subject to the fund policy on trading of fund shares, an investor who has redeemed class A, B, C, D, G or T shares may, upon request, reinstate within 1 year a portion or all of the proceeds of such sales in shares of class A of any fund at the NAV next determined after Columbia Management Services, Inc. received a written reinstatement request and payment.

4. Retirement Plans. Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with CMD pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

5. Non-U.S. Investors. Certain pension, profit-sharing or other employee benefit plans offered to non-US investors may be eligible to purchase Class A shares with no sales charge.

6. Reorganizations. At the Fund's discretion, NAV eligibility may apply to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

7. Rights of Accumulation (ROA). The value of eligible accounts, regardless of class, maintained by you and you and your immediate family may be combined with the value of your current purchase to reach a sales discount level and to obtain the lower sales charge for your current purchase.

8. Letters of Intent (LOI). You may pay a lower sales charge when purchasing class A shares by signing a letter of intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the LOI within 13 months. If your LOI purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Class A, B, C, D, E, matured F, G and T shares) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act
     (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CMS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value at the time that the SWP is established. Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met. For redemptions in excess of 12% of the account's value at the time that the SWP is established, a CDSC will be charged on the SWP redemption. The 12% limit does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by CMD.

6. Qualified Retirement Plans. CDSCs may be waived on CMD shares sold by employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must be a participant in an alliance program th at has signed an agreement with Columbia Funds or CMD.

7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and
     (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

8. Return of Commission. CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

9. Non-U.S. Investors. CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

10. IRS Section 401 and 457. CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under
     Section 401 or 457 of the tax code.

11. Medical Payments. CDSCs may be waived on shares redeemed for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

12. Plans of Reorganization. At the Funds' discretion, CDSCs may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a fund is a party.

13. Charitable Giving Program. CDSCs may be waived on the sale of Class C or Class D shares sold by a non-profit organization qualified under Section 501(c)(3) of the tax code in connection with the Banc of America Capital Management Charitable Giving Program.

14. The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling or delay sending proceeds from your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction to CMS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CMS and many banks. Additional documentation may be required for sales by corporations, agents, fiduciaries, surviving joint owners, individual retirement account holders and other legal entities. Call CMS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, FSF's are responsible for furnishing all necessary documentation to CMS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN (SWP). The shareholder may establish a SWP. A specified dollar amount, share amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawalsof shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their share account may do so but may be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CMS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in "street name" must be made payable to the back office via the NSCC.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions by check and ACH are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, to a pre-existing bank account or furnishing a signature guaranteed request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CMS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address account and taxpayer identification numbers. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions apply to retirement plan accounts.

CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A and Z shares of certain Funds)

Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CMS will provide checks to be drawn on Mellon Trust of New England, N.A. (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks., However, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON-CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, a Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

INFORMATION APPLICABLE TO CLASS G AND CLASS T SHARES

The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the Funds are subject to a front-end sales charge. Investments in Class G shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.15% and 0.30%, respectively, of the Fund's average daily net assets attributable to its Class T shares. Class G shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.80% and 0.95%, respectively, of the Fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares. Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.

CLASS T SHARES. The public offering price for Class T shares of the Funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 to $25,000,000. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                                    REALLOWANCE TO
                                     REALLOWANCE TO DEALERS        DEALERS AS A % OF
                                    AS A % OF OFFERING PRICE        OFFERING PRICE
      AMOUNT OF TRANSACTION          PER SHARE - BOND FUNDS    PER SHARE - EQUITY FUNDS
      ---------------------         ------------------------   ------------------------
Less than $50,000                             4.25                       5.00
$50,000 but less than $100,000                3.75                       3.75
$100,000 but less than $250,000               2.75                       2.75
$250,000 but less than $500,000               2.00                       2.00
$500,000 but less than $1,000,000             1.75                       1.75
$1,000,000 and over                           0.00                       0.00

The appropriate reallowance to dealers will be paid by CMD to broker-dealer organizations which have entered into agreements with CMD. The reallowance to dealers may be changed from time to time.

Certain affiliates of the Advisor may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of Bank of America Corporation's affiliates.

INFORMATION APPLICABLE TO CERTAIN CLASS G SHARES RECEIVED BY FORMER GALAXY FUND RETAIL B SHAREHOLDERS IN CONNECTION WITH THE GALAXY/LIBERTY REORGANIZATION. The following table describes the CDSC schedul e applicable to Class G shares received by former Galaxy Fund Retail B shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 None

Class G shares received in exchange for Galaxy Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares seven years after purchase. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Asset Allocation Fund and/or International Equity Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.50
Through second year                   5.00
Through third year                    4.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Through the seventh year              None
Longer than seven years               None

If you acquired Retail B Shares in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class T shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

CLASS G SHARES PURCHASED AFTER THE GALAXY/LIBERTY REORGANIZATION. The public offering price for Class G shares of the Funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within seven years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from CMD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Columbia may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a Fund. See "Class T Shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to CMD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares. Class G shares of a Fund will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow CMD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.

Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - (i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a Fund, and subsequently acquires additional Class G shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the Fund, including those acquired through reinvestment, will convert to Class T shares of the Fund on the same date.

INFORMATION APPLICABLE TO CERTAIN CLASS B SHAREHOLDERS

Except for the following, Class B Share Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.

The following table describes the CDSC schedule applicable to Class B shares received by Galaxy Quality Plus Bond Fund shareholders in exchange for Prime B Shares in connection with the Galaxy/Liberty reorganization.

SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

     Automatic conversion to Class A shares occurs eight years after purchase.

     The Class B share discount program for purchases of $250,000 or more is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

INFORMATION APPLICABLE TO CERTAIN CLASS A SHAREHOLDERS:

     Except as set forth in the following paragraph, Class A share CDSCs are described in the Prospectuses:

     Class A shares received by former Galaxy High Quality Bond Fund shareholders in exchange for Prime A Shares in connection with the Galaxy/Liberty reorganization of that Fund are subject to a 1% CDSC upon redemption of such Class A shares if the Prime A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.

Shares of some Funds that pay daily dividends (include Funds) will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. Shares of some Funds that pay daily dividends (exclude Funds) Columbia will be earned starting with the day after that Fund receives payments for the shares. To determine whether a particular Fund is an include or exclude fund, customers can call 1-800-345-6611.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of certain other funds. The prospectus of each Fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange Consult CMS before requesting an exchange.

If you acquire Class A shares of an international fund by exchange from any other fund, you will not be permitted to exchange those shares into another fund for 30 calendar days, although you may redeem those shares at any time. An exchange order received prior to the expiration of the 30-day period will not be honored.

By calling CMS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CMS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CMS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CMS may require customary additional documentation. Prospectuses of the other Funds are available from the CMD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

Consult your FSF or CMS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund. Sales charges may apply for exchanges from money market funds.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Trust has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2005. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust's By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series. Shares of each Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

          Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

          Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

AAA bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

AA bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

BA bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Prime-1 Highest Quality
          Prime-2 Higher Quality
          Prime-3 High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these securities, and 'D' represents the lowest potential for recovery.

                                   APPENDIX II

                   COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA")
                      PROXY VOTING POLICIES AND PROCEDURES
                 ADOPTED JULY 1, 2003 AND REVISED MARCH 4, 2005

POLICY:

ALL PROXIES(1) REGARDING CLIENT SECURITIES FOR WHICH COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA") HAS ASSUMED AUTHORITY TO VOTE SHALL, UNLESS CMA DETERMINES IN ACCORDANCE WITH POLICIES STATED BELOW TO ABSTAIN FROM VOTING, BE VOTED IN A MANNER CONSIDERED BY CMA TO BE IN THE BEST INTEREST OF CMA'S CLIENTS, INCLUDING THE CMG FAMILY FUNDS(2) AND THEIR SHAREHOLDERS, WITHOUT REGARD TO ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES. THE BEST INTEREST OF CLIENTS IS DEFINED FOR THIS PURPOSE AS THE INTEREST OF ENHANCING OR PROTECTING THE ECONOMIC VALUE OF CLIENT ACCOUNTS, CONSIDERED AS A GROUP RATHER THAN INDIVIDUALLY, AS CMA DETERMINES IN ITS SOLE AND ABSOLUTE DISCRETION. IN THE EVENT A CLIENT BELIEVES THAT ITS OTHER INTERESTS REQUIRE A DIFFERENT VOTE, CMA SHALL VOTE AS THE CLIENT CLEARLY INSTRUCTS, PROVIDED CMA RECEIVES SUCH INSTRUCTIONS IN TIME TO ACT ACCORDINGLY.

CMA ENDEAVORS TO VOTE, IN ACCORDANCE WITH THIS POLICY, ALL PROXIES OF WHICH IT BECOMES AWARE, SUBJECT TO THE FOLLOWING EXCEPTIONS (UNLESS OTHERWISE AGREED) WHEN CMA EXPECTS TO ROUTINELY ABSTAIN FROM VOTING:

     1. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE THE SECURITY HAS BEEN LOANED FROM THE CLIENT'S ACCOUNT.

     2. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE CMA DEEMS THE COSTS TO THE CLIENT AND/OR THE ADMINISTRATIVE INCONVENIENCE OF VOTING THE SECURITY (E.G., SOME FOREIGN SECURITIES) OUTWEIGH THE BENEFIT OF DOING SO.

CMA SEEKS TO AVOID THE OCCURRENCE OF ACTUAL OR APPARENT MATERIAL CONFLICTS OF INTEREST IN THE PROXY VOTING PROCESS BY VOTING IN ACCORDANCE WITH PREDETERMINED VOTING GUIDELINES, AS STATED BELOW. FOR THOSE PROXY PROPOSALS THAT REQUIRE SPECIAL CONSIDERATION OR IN INSTANCES WHERE SPECIAL CIRCUMSTANCES MAY REQUIRE VARYING FROM THE PREDETERMINED GUIDELINES, THE CMG PROXY COMMITTEE WILL DETERMINE THE BEST INTEREST OF CMA'S CLIENTS AND VOTE ACCORDINGLY, WITHOUT CONSIDERATION OF ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES.

OVERVIEW:

CMA's policy is based upon its fiduciary obligation to act in its clients' best interest. Citing this obligation, the SEC has adopted rules pursuant to the Investment Advisers Act of 1940 and Investment Company Act of 1940 with respect to proxy voting.

PROCEDURE:

I. ACCOUNT POLICIES

Except as otherwise directed by the client, CMA shall vote as follows:

SEPARATELY MANAGED ACCOUNTS

CMA shall vote proxies on securities held in its separately managed accounts.

COLUMBIA TRUST COMPANY (CTC) TRUST POOLS

CMA shall vote proxies on securities held in the trust pools.

CMG FAMILY FUNDS/CMA FUND TRUST

CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

COLUMBIA PRIVATE PORTFOLIO

CMA shall vote proxies on securities held in its separately managed accounts.

ALTERNATIVE INVESTMENT GROUP

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(1) The term "proxy" as used herein refers to consents, elections and authorizations solicited by any party with respect to securities of any sort.

(2) A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

CMA's clients may invest in securities ("Alternative Investments") issued by alternative investment vehicles (i.e. hedge funds, private equity funds, and other alternative investment pools) that are structured as private limited partnerships ("LPs"), limited liability companies ("LLCs") or offshore corporations. Generally, CMA's Alternative Investment Group ("AIG") is the platform through which CMA provides advisory services relating to Alternative Investments.

The voting rights of Alternative Investments generally are rights of contract set forth in the limited liability company or limited partnership agreement, in the case of LLCs and LPs, or Memorandum and Articles of Association or By-laws, in the case of offshore corporations. Also, as privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, proxies are not solicited regarding Alternative Investment vehicles. Instead, consents may be solicited from members, limited partners or shareholders.

Because of the unique characteristics of Alternative Investments, CMA has a tailored process for voting Alternative Investment proxies and consents.

Process

AIG will vote all Alternative Investment proxies and consents in accordance with this Policy. The committee voting AIG proxies consists of AIG senior management, investment and operations professionals. Conflicts of interest are to be monitored and resolved as set forth in this Policy.

II. PROXY COMMITTEE

CMA shall establish a Proxy Committee whose standing members shall include the head of core equity, head of value, head of growth, head of income strategies, head of equity research and head of fixed income research. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf.

The Proxy Committee's functions shall include, in part,

          (a) direction of the vote on proposals where there has been a recommendation to the Committee, pursuant to Section IV.B, not to vote according to the predetermined Voting Guidelines stated in Section IV.A or on proposals which require special, individual consideration in accordance with Section IV.C;

          (b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

          (c) review at least annually of existing Voting Guidelines and need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

          (d) development and modification of Voting Procedures, as stated in
          Section V, as it deems appropriate or necessary.

The Proxy Committee shall establish a charter, which shall set forth the Committee's purpose, membership and operation. The Committee's charter shall be consistent, in all material respects, with this policy and procedure.

III. CONFLICTS OF INTEREST

With Other Bank of America Businesses

Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

Within CMA

Conflicts of interest may also arise from the business activities of CMA. For example, CMA might manage (or be seeking to manage) the assets of a benefit plan for an issuer. CMA may also be presented with an actual or apparent conflict of interest where proxies of securities issued by BAC or a CMG Family Fund, for which CMA serves as investment adviser, are to be voted for a client's account.

Management of Conflicts

CMA's policy is to always vote proxies in the best interest of its clients, as a whole, without regard to its own self-interest or that of its affiliates. BAC as well as CMA has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

          1. BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or (as in the case of BACAP associates) non-trust fiduciary responsibilities, including investment decision-making and proxy voting.

          2. In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.

          3. Within CMA, CMA's Code of Ethics affirmatively requires that associates of CMA act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's Clients.

          4. By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

               - To disclose to the chairperson of the Proxy Committee and the chairperson to the head of CMG Compliance any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA shall vote proxies. In the event the chairperson of the Proxy Committee has a conflict of interest regarding a given matter, he or she shall abstain from participating in the Committee's determination of whether and/or how to vote in the matter; and

               - To refrain from taking into consideration, in the decision as to whether or how CMA shall vote proxies:

                    - The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

                    - Any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of CMA or BAC.

Where a material conflict of interest is determined to have arisen in the proxy voting process that may not be adequately mitigated by voting in accordance with the predetermined Voting Guidelines, CMA's policy is to invoke one or more of the following conflict management procedures:

1. Convene the Proxy Committee for the purpose of voting the affected proxies in a manner that is free of the conflict.

2. Causing the proxies to be voted in accordance with the recommendations of a qualified, independent third party, which may include CMA's proxy voting agent.

3. In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

IV. VOTING GUIDELINES

A. THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING PROXIES:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

     - Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

          However, CMA generally will WITHHOLD votes from pertinent director nominees if:

               (i) the board as proposed to be constituted would have more than one-third of its members from management;

               (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);

               (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);

               (iv) a director serves on more than six public company boards;

               (v) the CEO serves on more than two public company boards other than the company's board.

          On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

     - Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.

     - Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

     - Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

          -    Established governance standards and guidelines.

          - Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.

          - Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

          - A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

          - Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

          - The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

     - Proposals that grant or restore shareholder ability to remove directors with or without cause.

     - Proposals to permit shareholders to elect directors to fill board vacancies.

     - Proposals that encourage directors to own a minimum amount of company stock.

     -    Proposals to provide or to restore shareholder appraisal rights.

     -    Proposals to adopt cumulative voting.

     -    Proposals for the company to adopt confidential voting.

CMA generally will vote AGAINST:

     - Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

     - Proposals that give management the ability to alter the size of the board without shareholder approval.

     - Proposals that provide directors may be removed only by supermajority vote.

     -    Proposals to eliminate cumulative voting.

     - Proposals which allow more than one vote per share in the election of directors.

     - Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

     - Proposals that mandate a minimum amount of company stock that directors must own.

     -    Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

     - Director and officer indemnification and liability protection. CMA is opposed to entirely eliminating directors' and officers' liability for monetary damages for violating the duty of care. CMA is also opposed to expanding coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. CMA supports proposals which provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he/she reasonably believed was in the best interests of the company, AND (ii) if the director's legal expenses would be covered.

     - Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

     - Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 10% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

     - Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

     -    Proposals asking a company to expense stock options.

     -    Proposals to put option repricings to a shareholder vote.

     - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

CMA generally will vote AGAINST:

     - Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.

     - Proposals to authorize the replacement or repricing of out-of-the money options.

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

     - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

          For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

     - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

     - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

     - Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

     - CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

     - CMA generally votes FOR shareholder proposals to eliminate a poison pill.

     - CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

     - CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.

Supermajority vote

     - CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

     - CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

     - Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

     - Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

          -    Credible reason exists to question:

               - The auditor's independence, as determined by applicable regulatory requirements.

               - The accuracy or reliability of the auditor's opinion as to the company's financial position.

          - Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.

     - Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

     - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

     - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

     - Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

     - Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.

CMA will vote AGAINST:

     - Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

     - Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

     - Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

     - FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

     - FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

     - Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

     - Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

     - Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

     - Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.

     - Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.

     - Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

8.  Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

     -    Board structure

     -    Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     - Ignore a shareholder proposal that is approved by a majority of shares outstanding;

     - Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

     -    Are interested directors and sit on the audit or nominating committee;
          or

     - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

     -    Past performance relative to its peers

     -    Market in which fund invests

     - Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

     - Past shareholder activism, board activity and votes on related proposals

     -    Strategy of the incumbents versus the dissidents

     -    Independence of incumbent directors; director nominees

     -    Experience and skills of director nominees

     -    Governance profile of the company

     -    Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Past performance as a closed-end fund

     -    Market in which the fund invests

     -    Measures taken by the board to address the discount

     - Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

     -    Proposed and current fee schedules

     -    Fund category/investment objective

     -    Performance benchmarks

     -    Share price performance as compared with peers

     -    Resulting fees relative to peers

     -    Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

     -    Stated specific financing purpose

     -    Possible dilution for common shares

     -    Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

     -    Potential competitiveness

     -    Regulatory developments

     -    Current and potential returns

     -    Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a nonfundamental restriction, considering the following factors:

     -    Fund's target investments

     -    Reasons given by the fund for the change

     -    Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:

     -    Political/economic changes in the target market

     -    Consolidation in the target market

     -    Current asset composition

Change in Fund's Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:

     -    Potential competitiveness

     -    Current and potential returns

     -    Risk of concentration

     -    Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

     -    Strategies employed to salvage the company

     -    Past performance of the fund

     -    Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

     -    The degree of change implied by the proposal

     -    The efficiencies that could result

     -    The state of incorporation; net effect on shareholder rights

     -    Regulatory standards and implications

CMA will vote FOR:

     - Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

     - Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

     -    Proposals enabling the Board to:

          -    Change, without shareholder approval the domicile of the fund

          - Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

     -    Regulations of both states

     -    Required fundamental policies of both states

     -    The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Fees charged to comparably sized funds with similar objectives

     -    The proposed distributor's reputation and past performance

     -    The competitiveness of the fund in the industry

     -    Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Resulting fee structure

     -    Performance of both funds

     -    Continuity of management personnel

     -    Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

     -    Performance of the fund's NAV

     -    The fund's history of shareholder relations

     -    The performance of other funds under the adviser's management

9. Alternative Investment Group ("AIG") Matters

The AIG Proxy Sub-Committee generally will vote in accordance with the guidelines set forth in this policy. With respect to matters that are not addressed by the guidelines, the AIG Proxy Sub-Committee will vote each such matter on a CASE-BY-CASE basis.

B. ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.

A Portfolio Manager, sub-adviser or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines stated in Section IV.A. In this situation, he or she shall request that the Proxy Committee consider voting the proxy other than according such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption.

C. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The following proposals require special, individual consideration. The Proxy Committee will determine how proxies related to all such proposals will be voted.

               1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

               2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

               3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

               4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

               5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified in Section IV.A.

               6. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

               7. PREEMPTIVE RIGHTS. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines set forth in Section IV above. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to effect the purposes of this Policy.

     - CMA shall use an independent, third-party vendor (currently Institutional Shareholder Services ("ISS")), to implement its proxy voting process as CMAs proxy voting agent. This retention is subject to CMA continuously assessing the vendor's independence from CMA and its affiliates, and the vendor's ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with CMA's proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor's other clients and the owners, officers or employees of any such firm, on the one hand, and CMA's clients, on the other hand. As means of performing this assessment, CMA will require various reports and notices from the vendor, as well as periodic audits of the vendor's voting record and other due diligence.

     - ISS shall provide proxy analysis and record keeping services in addition to voting proxies on behalf of CMA in accordance with this Policy.

     - On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in all accounts over which CMA has voting authority. Information regarding equity holdings for international portfolio shall be sent weekly.

     - ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be promptly noted and resolved by ISS, with notice to CMA.

     - Whenever a vote is solicited, ISS shall execute the vote according to CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section IV.A.

     - If ISS is not sure how to vote a particular proxy, then ISS will issue a request for voting instructions to CMA over a secure website. CMA personnel shall check this website regularly. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's understanding of the Voting Guidelines previously delivered to ISS. CMA shall promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

     - Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

     - ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

VI. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in CMA's Form ADV. Upon receipt of a Client's request for more information, CMA will provide to the Client a copy of this Policy and/or how CMA voted proxies for the Client pursuant to this Policy for up to a one-year period.

                        COLUMBIA TAX-EXEMPT INSURED FUND
                                  (THE "FUND")

     SUPPLEMENT TO THE PROSPECTUS DATED APRIL 1, 2005 (THE "PROSPECTUSES")

     The Prospectus is hereby supplemented with the following information:

     1. The date on the front cover of the Prospectus is revised to read "________________, 2005."

     2. The following sentence is added to the section entitled "Performance History":

     Year-to-date performance through ____________, 2005 for the following share class of the Fund was as follows:

COLUMBIA TAX-EXEMPT INSURED FUND

                               Class A --    ___%

     3. The "Annual Fund Operating Expenses" and "Example Expenses" tables in the section entitled "Your Expenses" are updated and restated in their entirety as follows:

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                            CLASS A   CLASS B   CLASS C
                                            -------   -------   -------
Management fee (%)                           [0.49]    [0.49]   [0.49]
Distribution and service (12b-1) fees (%)    [0.20]    [0.95]   [0.95(2)]
Other expenses (%)                           [0.21]    [0.21]   [0.21]
Total annual fund operating expenses (%)     [0.90]    [1.65]   [1.65(2)]

[(1) Management fee has been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.]

[(2) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table the 12b-1 fee for Class C shares would be 0.65% and total annual fund operating expenses would be 1.35%. This arrangement may be modified or terminated by the distributor at any time.]

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

                                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                   ------   -------   -------   --------
Class A                                            [$562]    [$748]     [$950]  [$1,530]
Class B:   did not sell your shares                [$168]    [$520]     [$897]  [$1,754]
           sold all your shares at end of period   [$668]    [$820]   [$1,097]  [$1,754]
Class C:   did not sell your shares                [$168]    [$520]     [$897]  [$1,955]
           sold all your shares at end of period   [$268]    [$520]     [$897]  [$1,955]

     4. The section entitled "Financial Highlights" is updated and restated in its entirety as follows:

Selected data for a share outstanding throughout each period is as follows:

CLASS A SHARES

                            (UNAUDITED)
                             SIX MONTHS                        YEAR ENDED NOVEMBER 30,
                             ENDED MAY    ----------------------------------------------------------------
                              31, 2005      2004         2003          2002            2001         2000
                            -----------   --------     --------      --------        --------     --------
NET ASSET VALUE,
   BEGINNING OF PERIOD      $   8.61      $   8.81     $   8.56      $   8.55        $   8.24     $   7.92
                            --------      --------     --------      --------        --------     --------
INCOME FROM INVESTMENT
   OPERATIONS:

Net investment income           0.17(a)       0.33(a)      0.34(a)       0.35(a)(b)      0.37(a)      0.38(c)
Net realized and
   unrealized gain (loss)
   on investments and
   futures contracts            0.15         (0.12)        0.28          0.11(b)         0.37         0.35
                            --------      --------     --------      --------        --------     --------
Total from Investment
   Operations                   0.32          0.21         0.62          0.46            0.74         0.73
                            --------      --------     --------      --------        --------     --------
LESS DISTRIBUTIONS
   DECLARED TO
   SHAREHOLDERS
From net investment
   income                      (0.17)        (0.31)       (0.33)        (0.34)          (0.36)       (0.38)
From net realized gains        (0.10)        (0.10)       (0.04)        (0.11)          (0.07)       (0.03)
                            --------      --------     --------      --------        --------     --------
Total Distributions
   Declared to
   Shareholders                (0.27)        (0.41)       (0.37)        (0.45)          (0.43)       (0.41)
                            --------      --------     --------      --------        --------     --------
NET ASSET VALUE, END
   OF PERIOD                $   8.66      $   8.61     $   8.81      $   8.56        $   8.55     $   8.24
Total return (d)                3.77%(e)      2.46%        7.39%(f)      5.61%           9.15%        9.51%
                            --------      --------     --------      --------        --------     --------
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL
   DATA:
Expenses (g)                    0.89%(h)      0.98%        1.06%         1.06%           1.09%        1.07%
Net investment income
   (g)                          3.91%(h)      3.76%        3.88%         4.10%(b)        4.32%        4.81%
Waiver/reimbursement              --            --         0.02%           --              --           --
Portfolio turnover rate           12%(e)        14%           5%           11%              9%          15%
Net assets end of period
   (000s)                   $122,036      $125,147     $143,982      $147,826        $146,965     $135,291
                            --------      --------     --------      --------        --------     --------

(a) Per share data was calculated using average shares outstanding during the period.

(b) Effective December 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002 was to increase the ratio of net investment income to average net assets from 4.06% to 4.10%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

(c) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Not annualized.

(f) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)  Annualized.

CLASS B SHARES

                            (UNAUDITED)
                             SIX MONTHS                     YEAR ENDED NOVEMBER 30,
                             ENDED MAY    -----------------------------------------------------------
                              31, 2005      2004        2003          2002          2001        2000
                            -----------   -------     -------      -------        -------     -------
NET ASSET VALUE,
   BEGINNING OF PERIOD      $  8.61       $  8.81     $  8.56      $  8.55        $  8.24     $  7.92
                            -------       -------     -------      -------        -------     -------
INCOME FROM INVESTMENT
   OPERATIONS:

Net investment income          0.14(a)       0.26(a)     0.27(a)      0.28(a)(b)     0.30(a)     0.32(c)
Net realized and
   unrealized gain (loss)
   on investments and
   futures contracts           0.15         (0.11)       0.28         0.12(b)        0.38        0.35
                            -------       -------     -------      -------        -------     -------
Total from Investment
   Operations                  0.29          0.15        0.55         0.40           0.68        0.67
                            -------       -------     -------      -------        -------     -------
LESS DISTRIBUTIONS
   DECLARED TO
   SHAREHOLDERS
From net investment
   income                     (0.14)        (0.25)      (0.26)       (0.28)         (0.30)      (0.32)
From net realized gains       (0.10)        (0.10)      (0.04)       (0.11)         (0.07)      (0.03)
                            -------       -------     -------      -------        -------     -------
Total Distributions
   Declared to
   Shareholders               (0.24)        (0.35)      (0.30)       (0.39)         (0.37)      (0.35)
                            -------       -------     -------      -------        -------     -------
NET ASSET VALUE, END
   OF PERIOD                $  8.66       $  8.61     $  8.81      $  8.56        $  8.55     $  8.24
   Total return (d)            3.38%(e)      1.69%       6.59%(f)     4.83%          8.36%       8.69%
                            -------       -------     -------      -------        -------     -------
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL
   DATA:
Expenses (g)                   1.64%(h)      1.73%       1.81%        1.81%          1.84%       1.82%
Net investment income
   (g)                         3.16%(h)      3.04%       3.13%        3.35%(b)       3.57%       4.06%
Waiver/reimbursement             --            --        0.02%          --             --          --
Portfolio turnover rate          12%(e)        14%          5%          11%             9%         15%
Net assets end of period
   (000s)                   $17,575       $19,793     $26,347      $27,120        $23,954     $24,417
                            -------       -------     -------      -------        -------     -------

(a) Per share data was calculated using average shares outstanding during the period.

(b) Effective December 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002 was to increase the ratio of net investment income to average net assets from 3.31% to 3.35%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

(c) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.

(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Not annualized.

(f) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)  Annualized.

CLASS C SHARES

                            (UNAUDITED)
                             SIX MONTHS                    YEAR ENDED NOVEMBER 30,
                             ENDED MAY    --------------------------------------------------------
                             31, 2005       2004        2003        2002          2001       2000
                            -----------   -------     -------     -------        ------     ------
NET ASSET VALUE,
   BEGINNING OF PERIOD      $  8.61       $  8.81     $  8.56     $  8.55        $ 8.24     $ 7.92
                            -------       -------     -------     -------        ------     ------
INCOME FROM INVESTMENT
   OPERATIONS:

Net investment income          0.15(a)       0.29(a)     0.30(a)     0.31(a)(b)    0.33(a)    0.34(c)
Net realized and
   unrealized gain (loss)
   on investments and
   futures contracts           0.15         (0.12)       0.28        0.11(b)       0.37       0.35
                            -------       -------     -------     -------        ------     ------
Total from Investment
   Operations                  0.30          0.17        0.58        0.42          0.70       0.69
                            -------       -------     -------     -------        ------     ------
LESS DISTRIBUTIONS
   DECLARED TO
   SHAREHOLDERS
From net investment
   income                     (0.15)        (0.27)      (0.29)      (0.30)        (0.32)     (0.34)
From net realized gains       (0.10)        (0.10)      (0.04)      (0.11)        (0.07)     (0.03)
                            -------       -------     -------     -------        ------     ------
Total Distributions
   Declared to
   Shareholders               (0.25)        (0.37)      (0.33)      (0.41)        (0.39)     (0.37)
                            -------       -------     -------     -------        ------     ------
NET ASSET VALUE, END
   OF PERIOD                $  8.66       $  8.61     $  8.81     $  8.56        $ 8.55     $ 8.24
Total return (d)(e)            3.54%(f)      2.00%       6.91%       5.14%         8.67%      9.02%
                            -------       -------     -------     -------        ------     ------
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL
   DATA:
Expenses (g)                   1.34%(h)      1.43%       1.51%       1.51%         1.54%      1.52%
Net investment income
   (g)                         3.46%(h)      3.34%       3.42%       3.65%(b)      3.87%      4.36%
Waiver/reimbursement           0.30%(h)      0.30%       0.32%       0.30%         0.30%      0.30%
Portfolio turnover rate          12%(f)        14%          5%         11%            9%        15%
Net assets end of period
   (000s)                   $10,423       $11,023     $11,928     $10,158        $6,364     $  676
                            -------       -------     -------     -------        ------     ------

(a) Per share data was calculated using average shares outstanding during the period.

(b) Effective December 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002 was to increase the ratio of net investment income to average net assets from 3.61% to 3.65%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

(c) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.

(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e) Had the Investment Advisor/Distributor not waived a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)  Annualized.

     6. The information under the heading "For More Information - Investment Company Act file number" is revised as follows:

     Columbia Funds Series Trust I: 811-4367

          -    Columbia Tax-Exempt Insured Fund

     7. Effective May 2, 2005, the paragraph "DISTRIBUTION OPTIONS" under the heading "OTHER INFORMATION ABOUT YOUR ACCOUNT" will be revised in its entirety as follows:

DISTRIBUTION OPTIONS The Fund declares any dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the date on which a purchase order is settled by payment. Shares stop earning dividends at the close of business on the day before the date on which a redemption order is settled. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

     8. Columbia Funds Distributor, Inc. (the Fund's distributor) and Columbia Funds Services, Inc. (the Fund's transfer agent) have changed their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.

     9. The footnotes to the table entitled "Shareholder Fees" are revised to provide that the contingent deferred sales charge ("CDSC") applicable to Class A shares applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.

     10. The section entitled "Investment Minimums" is revised in its entirety as follows:

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Please see the Statement of Additional Information for more details on investment minimums.

     11. The call-out box entitled "Choosing a Share Class" is revised in its entirety as follows:

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B AND C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of

$1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

     12. The table entitled "Class A Sales Charges" is replaced in its entirety as follows:

     For Fixed Income Funds (other than Columbia Money Market Fund and Columbia Municipal Money Market Fund):

CLASS A SALES CHARGES

                                    AS A % OF THE                     % OF OFFERING PRICE
                                       PUBLIC       AS A % OF YOUR   RETAINED BY FINANCIAL
AMOUNT PURCHASED                   OFFERING PRICE     INVESTMENT            ADVISOR
----------------                   --------------   --------------   ---------------------
Less than $50,000                       4.75             4.99                4.25
$50,000 to less than $100,000           4.50             4.71                4.00
$100,000 to less than $250,000          3.50             3.63                3.00
$250,000 to less than $500,000          2.50             2.56                2.25
$500,000 to less than $1,000,000        2.00             2.04                1.75
$1,000,000 or more                      0.00             0.00                0.00

     For Short-Intermediate Fixed Income Funds:

CLASS A SALES CHARGES

                                    AS A % OF THE                     % OF OFFERING PRICE
                                       PUBLIC       AS A % OF YOUR   RETAINED BY FINANCIAL
AMOUNT PURCHASED                   OFFERING PRICE     INVESTMENT            ADVISOR
----------------                   --------------   --------------   ---------------------
Less than $100,000                      3.25             3.36                 3.00
$100,000 to less than $250,000          2.50             2.56                 2.25
$250,000 to less than $500,000          2.00             2.04                 1.75
$500,000 to less than $1,000,000        1.50             1.52                 1.25
$1,000,000 or more                      0.00             0.00                 0.00

     For Short-Term Fixed Income Funds:

CLASS A SALES CHARGES

                                    AS A % OF THE                     % OF OFFERING PRICE
                                       PUBLIC       AS A % OF YOUR   RETAINED BY FINANCIAL
AMOUNT PURCHASED                   OFFERING PRICE     INVESTMENT            ADVISOR
----------------                   --------------   --------------   ---------------------
Less than $100,000                      1.00             1.01                 0.75
$100,000 to less than $250,000          0.75             0.76                 0.50
$250,000 to less than $1,000,000        0.50             0.50                 0.40
$1,000,000 or more                      0.00             0.00                 0.00

     13. The paragraph immediately following the table entitled "Class A Sales Charges" is revised in its entirety as follows:

Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

     14. The table entitled "Purchases Over $1 Million" for Class A shares is replaced in its entirety as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                      COMMISSION %
----------------                      ------------
Less than $3 million                      1.00
$3 million to less than $50 million       0.50
$50 million or more                       0.25

For certain group retirement plans, financial advisors will receive a 1% commission from the distributor on all purchases less than $3 million.

     15. The section entitled "Reduced Sales Charges for Larger Investments" is revised in its entirety as follows:

     A.   What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

     B.   What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

     -    Individual accounts

     -    Joint accounts

     -    Certain IRA accounts

     -    Certain trusts

     -    UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

     C.   How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

     D.   How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, though fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

     16. All disclosure related to Class B Sales Charges under the section entitled "Sales Charges" is revised in its entirety as follows:

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

     For all Funds (other than the Short-Intermediate Fixed Income Funds):

Purchases of less than $50,000

CLASS B SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

     For Short-Intermediate Fixed Income Funds:

Purchases of less than $50,000

CLASS B SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    3.00
Through second year                   3.00
Through third year                    2.00
Through fourth year                   1.00
Through fifth year                    0.00
Through sixth year                    0.00
Longer than six years                 0.00

Commission to financial advisors is 2.75%.

Automatic conversion to Class A shares occurs eight years after purchase.

     17. The instructions with respect to redemptions by systematic withdrawal plan in the table under the section "How to Sell Shares" are revised in their entirety as follows:

You may automatically sell a specified dollar amount or percentage of your account on a monthly, quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance requirement has been waived for wrap accounts. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

     18. The Prospectus is hereby supplemented with the following information relating to hypothetical investment and expense information:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

     The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Fund assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of fee waivers or expense reimbursements. Your actual costs may be higher or lower.

CLASS A

                               ANNUAL EXPENSE RATIO
                                      0.90%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
1             5.00%              $10,001.25                  4.10%               $ 9,915.52      $  562.48
2            10.25%              $10,501.31                  8.37%               $10,322.06      $   91.07
3            15.76%              $11,026.38                 12.81%               $10,745.27      $   94.80
4            21.55%              $11,577.70                 17.44%               $11,185.82      $   98.69
5            27.63%              $12,156.58                 22.25%               $11,644.44      $  102.74
6            34.01%              $12,764.41                 27.26%               $12,121.86      $  106.95
7            40.71%              $13,402.63                 32.48%               $12,618.86      $  111.33
8            47.75%              $14,072.76                 37.91%               $13,136.23      $  115.90
9            55.13%              $14,776.40                 43.57%               $13,674.82      $  120.65
10           62.89%              $15,515.22                 49.45%               $14,235.49      $  125.60

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 5,990.22
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 4,710.49
TOTAL ANNUAL FEES AND
   EXPENSES                                                                                      $1,530.21

CLASS B

                               ANNUAL EXPENSE RATIO
                                      1.65%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
1             5.00%              $10,500.00                  3.35%               $10,335.00      $  167.76
2            10.25%              $11,025.00                  6.81%               $10,681.22      $  173.38
3            15.76%              $11,576.25                 10.39%               $11,039.04      $  179.19
4            21.55%              $12,155.06                 14.09%               $11,408.85      $  185.20
5            27.63%              $12,762.82                 17.91%               $11,791.05      $  191.40
6            34.01%              $13,400.96                 21.86%               $12,186.05      $  197.81
7            40.71%              $14,071.00                 25.94%               $12,594.28      $  204.44
8            47.75%              $14,774.55                 30.16%               $13,016.19      $  211.29
9            55.13%              $15,513.28                 35.50%               $13,549.85      $  119.55
10           62.89%              $16,288.95                 41.05%               $14,105.40      $  124.45

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 6,288.95
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 4,105.40
TOTAL ANNUAL FEES AND
   EXPENSES                                                                                      $1,754.47

CLASS C

                               ANNUAL EXPENSE RATIO
                                      1.65%
       -------------------------------------------------------------------
       CUMULATIVE RETURN   HYPOTHETICAL YEAR-END                             HYPOTHETICAL YEAR     ANNUAL
        BEFORE FEES AND        BALANCE BEFORE         CUMULATIVE RETURN      END BALANCE AFTER    FEES AND
YEAR        EXPENSES         FEES AND EXPENSES     AFTER FEES AND EXPENSES   FEES AND EXPENSES    EXPENSES
----   -----------------   ---------------------   -----------------------   -----------------   ---------
1             5.00%              $10,500.00                  3.35%               $10,335.00      $  167.76
2            10.25%              $11,025.00                  6.81%               $10,681.22      $  173.38
3            15.76%              $11,576.25                 10.39%               $11,039.04      $  179.19
4            21.55%              $12,155.06                 14.09%               $11,408.85      $  185.20
5            27.63%              $12,762.82                 17.91%               $11,791.05      $  191.40
6            34.01%              $13,400.96                 21.86%               $12,186.05      $  197.81
7            40.71%              $14,071.00                 25.94%               $12,594.28      $  204.44
8            47.75%              $14,774.55                 30.16%               $13,016.19      $  211.29
9            55.13%              $15,513.28                 34.52%               $13,452.23      $  218.36
10           62.89%              $16,288.95                 39.03%               $13,902.88      $  225.68

TOTAL GAIN BEFORE FEES
   AND EXPENSES                  $ 6,288.95
TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                  $ 3,902.88
TOTAL ANNUAL FEES
   AND EXPENSES                                                                                  $1,954.51

[Control #}                                                               [Date}

COLUMBIA TAX-EXEMPT FUNDS                    Prospectus, April 1, 2005
COLUMBIA TAX-EXEMPT FUND
COLUMBIA TAX-EXEMPT INSURED FUND

CLASS A, B AND C SHARES

Advised by Columbia Management Advisors, Inc.

TABLE OF CONTENTS

THE FUNDS                                               2

Each of these sections discusses the following
topics: Investment Goal, Principal Investment
Strategies, Principal Investment Risks, Performance
History and Your Expenses
Columbia Tax-Exempt Fund.............................   2
Columbia Tax-Exempt Insured Fund.....................   8
YOUR ACCOUNT                                           14

How to Buy Shares....................................  14
Sales Charges........................................  15
How to Exchange Shares...............................  20
How to Sell Shares...................................  20
Fund Policy on Trading of Fund Shares................  21
Distribution and Service Fees........................  23
Other Information About Your Account.................  23

MANAGING THE FUNDS                                     26

Investment Advisor...................................  26
Portfolio Manager....................................  26
Legal Proceedings....................................  26

OTHER INVESTMENT
STRATEGIES AND RISKS                                   28

FINANCIAL HIGHLIGHTS                                   30

Columbia Tax-Exempt Fund.............................  30
Columbia Tax-Exempt Insured Fund.....................  33

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  Not FDIC    May Lose Value
   Insured
             No Bank Guarantee

THE FUNDS -- COLUMBIA TAX-EXEMPT FUND

INVESTMENT GOAL

The Fund seeks as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from federal income tax and opportunities for long-term appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its total assets in tax-exempt bonds. Under normal market conditions, the Fund invests at least 65% of its total assets in tax-exempt bonds that are rated investment grade, which means that they are rated at least BBB (or Baa) by a nationally recognized rating agency. Bonds subject to the alternative minimum tax will not be counted for purposes of the 80% test described above. The Fund's investment advisor may purchase bonds of any maturity.

The Fund may invest up to 35% of its total assets in any combination of the following bonds (not including pre-refunded bonds): (i) bonds rated below investment grade by a nationally recognized rating agency and (ii) bonds that are not rated, provided that the Fund's total investments in unrated bonds may not exceed 25% of its total assets.

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the municipal bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and nonhedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of municipal securities.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

      UNDERSTANDING TAX-EXEMPT BONDS

      Tax-Exempt Bonds are issued by state and local governments for various public purposes. The interest on tax-exempt bonds, typically, is not subject to federal income tax. As a result, the yields on tax-exempt securities are generally lower than the yields on taxable bonds with similar maturities. However, a portion or all of such interest may be subject to a shareholder's federal alternative minimum tax liability. Tax-exempt bond funds may be appropriate for investors in high tax brackets who seek current income that is free from federal tax.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. The municipal securities market is also subject to uncertainties related to taxation, changes in legislation and the rights of municipal security holders. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Tax-exempt bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Credit risk is the possibility that changes in the obligated entity's financial condition, changes in general economic conditions, or changes in economic conditions that affect the obligated entity, may impact the obligated entity's actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and, in some cases, a decrease in income. Bonds that are backed by an issuer's taxing authority, including general obligation bonds, may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. These bonds may depend for payment on legislative appropriation and/or aid from other governments. Other municipal bonds, known as revenue obligations, are payable from revenues earned by a particular project or other revenue source. Some revenue obligations are backed by private companies, some are asset-backed securities, such as bonds backed by mortgage payments, and some are for municipally-owned utilities, such as water or sewer systems. Revenue obligations are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project, assets, or private company backing the project, rather than to the taxing power of the state or local government issuer of the bonds.

Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also cause the Fund to receive taxable income, which could increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative strategies, see the Statement of Additional Information.

The interest income distributed by the Fund from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations. As a fundamental policy that cannot be changed without shareholder approval, the Fund may not invest more than 20% of its total assets in bonds subject to the alternative minimum tax. Consult your tax advisor for more information.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

      UNDERSTANDING PERFORMANCE

      CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

      AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges. Class B share returns do not reflect Class A share returns after conversion of Class B shares to Class A shares (see the section "Your Account -- Sales Charges").

      The Fund's returns are compared to the Lehman Brothers Municipal Bond Index (Lehman Index), an unmanaged index that tracks the performance of the municipal bond market. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. The Fund's returns are also compared to the average return of the funds included in the Lipper General Municipal Debt Funds Category (Lipper Average), as calculated by Lipper, Inc. This category is composed of funds with investment objectives similar to those of the Fund. Sales charges are not reflected in the Lipper Average.

CALENDAR YEAR TOTAL RETURNS (CLASS A)

                                  (BAR CHART)

17.64% 2.68%  9.60%  6.67%          10.81%  3.22%  9.63%  6.15%  4.57%
                            -4.91%
1995   1996   1997   1998    1999    2000   2001   2002   2003   2004

                                       For the periods shown in bar chart:
                                       Best quarter: 1st quarter 1995, +7.75%
                                       Worst quarter: 2nd quarter 2004, -3.01%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes on distributions and sale of fund shares at a capital loss may be higher than the return before taxes due to the resulting tax benefit from the capital loss on the after tax return calculation.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                                        1 YEAR  5 YEARS  10 YEARS
Class A (%)
  Return Before Taxes                                    -0.40   5.80      5.94
  Return After Taxes on Distributions                    -0.40   5.80      5.90
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                  1.22   5.68      5.84
                                                          ----   ----      ----
Class B (%)
  Return Before Taxes                                    -1.21   5.72      5.66
  Return After Taxes on Distributions                    -1.21   5.72      5.62
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                  0.50   5.52      5.52
                                                          ----   ----      ----
Class C (%)
  Return Before Taxes                                     2.94   6.19      5.78(1)
  Return After Taxes on Distributions                     2.94   6.19      5.74(1)
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                  3.25   5.95      5.63(1)
                                                          ----   ----      ----
Lehman Index (%)                                          4.48   7.20      7.06
                                                          ----   ----      ----
Lipper Average (%)                                        3.70   6.27      6.06

 (1) Class C is a newer class of shares. Its performance information includes returns of the Fund's Class B shares for periods prior to the inception of Class C shares. Class B shares would have substantially similar annual returns because Class B and Class C shares generally have similar expense structures. Class A shares were initially offered on November 21, 1978, Class B shares were initially offered on May 5, 1992 and Class C shares were initially offered on August 1, 1997.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

      UNDERSTANDING EXPENSES

      SALES CHARGES are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

      ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

      EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

      - $10,000 initial investment

      - 5% total return for each year

      - Fund operating expenses remain the same

      - Reinvestment of all dividends and distributions

      - Class B shares convert to Class A shares after eight years

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                         CLASS A  CLASS B  CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                   4.75     0.00     0.00
                                                          ----     ----     ----
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                         1.00(2)  5.00     1.00
                                                          ----     ----     ----
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)       (3)      (3)      (3)

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3) There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                         CLASS A  CLASS B  CLASS C
Management fee(1) (%)                                      0.49     0.49    0.49
                                                           ----     ----    ----
Distribution and service (12b-1) fees (%)                  0.20     0.95    0.95(2)
                                                           ----     ----    ----
Other expenses (%)                                         0.16     0.16    0.16
                                                           ----     ----    ----
Total annual fund operating expenses (%)                   0.85     1.60    1.60(2)

(1) Management fee has been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

(2) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table the 12b-1 fee for Class C shares would be 0.80% and total annual fund operating expenses for Class C shares would be 1.45%. This arrangement may be modified or terminated by the distributor at any time.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS
Class A                                                   $558      $733    $  924    $1,474
                                                          ----      ----    ------    ------
Class B:  did not sell your shares                        $163      $505    $  871    $1,699
          sold all your shares at
          the end of the period                           $663      $805    $1,071    $1,699
                                                          ----      ----    ------    ------

Class C:  did not sell your shares                        $163      $505    $  871    $1,900
          sold all your shares at
          the end of the period                           $263      $505    $  871    $1,900

INVESTMENT GOAL

The Fund seeks as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from federal income tax and opportunities for long-term appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its total assets in tax-exempt bonds that are fully insured as to the payment of interest and principal. As an alternative to purchasing insured bonds, the investment advisor may purchase uninsured bonds and simultaneously purchase insurance for these bonds. The remaining 20% of the Fund's total assets may be invested in uninsured tax-exempt bonds. Under normal market conditions, the Fund invests all of its assets in tax-exempt bonds that are rated investment-grade, which means that they are rated at least BBB (or Baa) by a nationally recognized rating agency. The Fund's investment advisor currently anticipates that most of the insured bonds purchased by the Fund will have the highest credit rating given by a nationally recognized rating agency. Not more than 20% of the Fund's total assets will be rated BBB or Baa. Bonds subject to alternative minimum tax will not be counted for purposes of the 80% test described above.

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the municipal bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and nonhedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of municipal securities.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

      UNDERSTANDING

      TAX-EXEMPT BONDS

      Tax-Exempt Bonds are issued by state and local governments for various public purposes. The interest on tax-exempt bonds, typically, is not subject to federal income tax. As a result, the yields on tax-exempt securities are generally lower than the yields on taxable bonds with similar maturities. However, a portion or all of such interest may be subject to a shareholder's federal alternative minimum tax liability. Tax-exempt bond funds may be appropriate for investors in high tax brackets who seek current income that is free from federal tax.

      UNDERSTANDING TAX-EXEMPT INSURANCE

      The insurance feature of the Fund's tax-exempt bonds helps to reduce certain financial risks. The insurance may take any of the following forms: (i) the issuer of the bond obtains the insurance at the time the bond is issued; (ii) the Fund buys uninsured tax-exempt bonds and simultaneously insures these specific bonds until their maturity date; and
      (iii) the Fund buys an insurance policy to cover specific bonds only while the Fund holds the bonds.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. The municipal securities market is also subject to uncertainties related to taxation, changes in legislation and the rights of municipal security holders. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Tax-exempt bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Credit risk is the possibility that changes in the obligated entity's financial condition, changes in general economic conditions, or changes in economic conditions that affect the obligated entity, may impact the obligated entity's actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and, in some cases, a decrease in income. Bonds that are backed by an issuer's taxing authority, including general obligation bonds, may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. These bonds may depend for payment on legislative appropriation and/or aid from other governments. Other municipal bonds, known as revenue obligations, are payable from revenues earned by a particular project or other revenue source. Some revenue obligations are backed by private companies, some are asset-backed securities, such as bonds backed by mortgage payments, and some are for municipally-owned utilities, such as water or sewer systems. Revenue obligations are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project, assets, or private company backing the project, rather than to the taxing power of the state or local government issuer of the bonds.

Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

While insurance reduces credit risk by insuring that the Fund will receive payment of principal and interest, it does not protect against fluctuations in the value of the Fund's shares caused by changes in interest rates or other factors. Also, insurance premiums, which are paid from the Fund's assets, reduce the Fund's yield.

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also cause the Fund to receive taxable income, which could increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative strategies, see the Statement of Additional Information.

The interest income distributed by the Fund from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations. As a fundamental policy that cannot be changed without shareholder approval, the Fund may not invest more than 20% of its total assets in bonds subject to the alternative minimum tax. Consult your tax advisor for more information.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

      UNDERSTANDING PERFORMANCE

      CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years.

      They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

      AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges. Class B share returns do not reflect Class A share returns after conversion of Class B shares to Class A shares (see the section "Your Account -- Sales Charges").

      The Fund's returns are compared to the Lehman Brothers Municipal Bond Index (Lehman Index), an unmanaged index that tracks the performance of the municipal bond market. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. The Fund's returns are also compared to the average return of the funds included in the Lipper Insured Municipal Debt Funds Category (Lipper Average), as calculated by Lipper, Inc. This category is composed of funds with investment objectives similar to those of the Fund. Sales charges are not reflected in the Lipper Average.

CALENDAR YEAR TOTAL RETURNS (CLASS A)

                                  (BAR CHART)

17.38%  2.26%  9.45%  5.60%          14.13%  3.82%  10.52%  5.07%  3.02%
                             -3.76%
1995     1996   1997   1998   1999    2000    2001   2002    2003   2004

                                         For the periods shown in bar chart:
                                         Best quarter:  1st quarter 1995, +7.24%
                                         Worst quarter: 2nd quarter 2004, -3.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes on distributions and sale of fund shares at a capital loss may be higher than the return before taxes due to the resulting tax benefit from the capital loss on the after tax return calculation.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                                         1 YEAR   5 YEARS  10 YEARS
Class A (%)
  Return Before Taxes                                     -1.87    6.19      6.07
  Return After Taxes on Distributions                     -2.06    5.96      5.90
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                   0.21    5.84      5.82
                                                           ----    ----      ----
Class B (%)
  Return Before Taxes                                     -2.66    6.12      5.80
  Return After Taxes on Distributions                     -2.86    5.89      5.63
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                  -0.50    5.69      5.49
                                                           ----    ----      ----
Class C (%)
  Return Before Taxes                                      1.58    6.75      6.03(1)
  Return After Taxes on Distributions                      1.37    6.52      5.86(1)
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                   2.36    6.28      5.73(1)
                                                           ----    ----      ----

Lehman Index (%)                                           4.48    7.20      7.06
                                                           ----    ----      ----
Lipper Average (%)                                         3.21    6.40      6.09
                                                           ----    ----      ----

 (1) Class C is a newer class of shares. Its performance information includes returns of the Fund's Class B shares for periods prior to the inception of Class C shares. Class B shares would have substantially similar annual returns because Class B and Class C shares generally have similar expense structures. Class A shares were initially offered on November 20, 1985, Class B shares were initially offered on May 5, 1992 and Class C shares were initially offered on August 1, 1997.

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

      UNDERSTANDING EXPENSES

      SALES CHARGES are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

      ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

      EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

      - $10,000 initial investment

      - 5% total return for each year

      - Fund operating expenses remain the same

      - Reinvestment of all dividends and distributions

      - Class B shares convert to Class A shares after eight years.

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                         CLASS A  CLASS B  CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                   4.75     0.00     0.00
                                                          ----     ----     ----
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                         1.00(2)  5.00     1.00
                                                          ----     ----     ----
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)         (3)      (3)      (3)

  (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

  (2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

  (3) There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                         CLASS A  CLASS B  CLASS C
Management fee(1) (%)                                      0.49     0.49    0.49
                                                           ----     ----    ----
Distribution and service (12b-1) fees (%)                  0.20     0.95    0.95(2)
                                                           ----     ----    ----
Other expenses (%)                                         0.21     0.21    0.21
                                                           ----     ----    ----
Total annual fund operating expenses (%)                   0.90     1.65    1.65(2)

(1) Management fee has been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

 (2) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table the 12b-1 fee for Class C shares would be 0.65% and total annual fund operating expenses would be 1.35%. This arrangement may be modified or terminated by the distributor at any time.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                                                     1 YEAR  3 YEARS   5 YEARS  10 YEARS
Class A                                                    $562    $748     $  950     $1,530
                                                           ----    ----     ------     ------
Class B:  did not sell your shares                         $168    $520     $  897     $1,754
          sold all your shares at
          the end of the period                            $668    $820     $1,097     $1,754
                                                           ----    ----     ------     ------
Class C:  did not sell your shares                         $168    $520     $  897     $1,955
          sold all your shares at the end of the period    $268    $520     $  897     $1,955

YOUR ACCOUNT

HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When a Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Funds' transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Funds' transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide this information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

      INVESTMENT MINIMUMS

INITIAL MINIMUMS:
Initial Investment....................................  $1,000
Automatic Investment Plan.............................  $   50
Retirement Plan.......................................  $   25

      The Funds reserve the right to change these investment minimums. Each Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                       time. Your financial advisor may charge you fees for
                       executing the purchase for you.

By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to the transfer agent, Columbia
                       Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class (and, in some cases, certain other classes) of the Fund at no additional cost. There may be an additional sales charge if exchanging from a money market
                       fund. To exchange by telephone, call 1-800-422-3737.

By wire You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 for wiring instructions.

By electronic funds    You may purchase shares of the Fund by electronically
transfer               transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and
                       be considered in "good form." You must set up this
                       feature prior to your telephone request. Be sure to
                       complete the appropriate section of the application.

Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of
                       the application for this feature.

Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional
                       cost.

                       Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling
                       1-800-345-6611. There may be an additional sales charge if exchanging from a money market fund. Be sure to complete the appropriate section of the account application for this feature.

By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares (and, in some
                       cases, certain other classes) of the Fund at no
                       additional sales charge. There may be an additional sales
                       charge if exchanging from a money market fund. To invest
                       your dividends in the Fund, call 1-800-345-6611.

SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of a Fund. These sales charges are described below. In certain circumstances, the sales charges may be reduced or waived, as described below and in the Statement of Additional Information.

      CHOOSING A SHARE CLASS

      Each Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES

                                                          % OF OFFERING
                                  AS A % OF                   PRICE
                                  THE PUBLIC    AS A %      RETAINED BY
                                   OFFERING    OF YOUR      FINANCIAL
AMOUNT PURCHASED                    PRICE     INVESTMENT      ADVISOR
Less than $50,000                    4.75        4.99          4.25
                                     ----        ----          ----
$50,000 to less than $100,000        4.50        4.71          4.00
                                     ----        ----          ----
$100,000 to less than $250,000       3.50        3.63          3.00
                                     ----        ----          ----
$250,000 to less than $500,000       2.50        2.56          2.00
                                     ----        ----          ----
$500,000 to less than $1,000,000     2.00        2.04          1.75
                                     ----        ----          ----
$1,000,000 or more                   0.00        0.00          0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                     COMMISSION %
Less than $3 million                     1.00
                                         ----
$3 million to less than $5 million       0.80
                                         ----
$5 million to less than $25 million      0.50
                                         ----
$25 million or more                      0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

      UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

      Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.

REDUCED SALES CHARGES FOR LARGER INVESTMENTS

  A. What are the principal ways to obtain a breakpoint discount? There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Funds and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, a Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, a Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by a Fund.

  B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

     - Individual accounts

     - Joint accounts

     - Certain IRA accounts

     - Certain trusts

     - UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.

  C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.

  D. How can I obtain more information about breakpoint discounts? Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES

                                            % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE               SHARES ARE SOLD
Through first year                               5.00
                                                 ----
Through second year                              4.00
                                                 ----
Through third year                               3.00
                                                 ----
Through fourth year                              3.00
                                                 ----
Through fifth year                               2.00
                                                 ----
Through sixth year                               1.00
                                                 ----
Longer than six years                            0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the period during which a CDSC would apply when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation (as described above) apply, so that if the combined value of the eligible Fund accounts in all classes maintained by you and each member of your immediate family (as defined above), together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to a lower CDSC and the applicable reduced holding period, provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. This Class B share discount program for larger purchases (as further described in the charts below) is not applicable to Class B shares received by former Galaxy Fund Prime B shareholders in connection with the reorganization of the former Galaxy Fund.

PURCHASES OF $250,000 TO LESS THAN $500,000:

CLASS B SALES CHARGES

                                            % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE               SHARES ARE SOLD
Through first year                               3.00
                                                 ----
Through second year                              2.00
                                                 ----
Through third year                               1.00
                                                 ----
Longer than three years                          0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

CLASS B SALES CHARGES

                                            % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE               SHARES ARE SOLD
Through first year                               3.00
                                                 ----
Through second year                              2.00
                                                 ----
Through third year                               1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or to a financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

CLASS C SALES CHARGES

                                  % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE     SHARES ARE SOLD
Through first year                     1.00
                                       ----
Longer than one year                   0.00

HOW TO EXCHANGE SHARES

You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Shareholders of Columbia Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Columbia Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. A Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Funds' policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of a Fund on any regular business day that the NYSE is open.

When a Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Funds' transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

A Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, a Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD              INSTRUCTIONS
Through your        You may call your financial advisor to place your sell
financial advisor   order. To receive the current trading day's price, your
                    financial advisor must receive your request prior to the
                    close of regular trading on the NYSE, usually 4:00 p.m.
                    Eastern time. Your financial advisor may charge you fees
                    for

                    executing a redemption for you.

By exchange         You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund
                    distributed by Columbia Funds Distributor, Inc. at no
                    additional cost. To exchange by telephone, call
                    1-800-422-3737.

By telephone        You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                    notified the Fund of an address change within the previous
                    30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                    retirement accounts. For details, call 1-800-799-7526.

By mail You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature
                    Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.
                    Mail your letter of instruction to Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By check writing    You may sell shares of a Fund by check writing. The check
                    must be at least $500 and no more than $100,000. You will
                    continue to earn dividends on shares until the check is
                    presented to the bank for payment. When the check is
                    presented to the bank a sufficient number of full and
                    fractional shares will be sold at the next determined net
                    asset value to cover the amount of the check. Certificate
                    shares may not be sold by check writing. Check writing is
                    available only for Class A shares. Be sure to complete the appropriate section of the account application for this
                    feature.

By wire You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

By systematic       You may automatically sell a specified dollar amount or
withdrawal plan     percentage of your account on a monthly, quarterly or
                    semi-annual basis and have the proceeds sent to you if
                    your account balance is at least $5,000. This feature is
                    not available if you hold your shares in certificate
                    form. All dividend and capital gains distributions must
                    be reinvested. Be sure to complete the appropriate
                    section of the account application for this feature.

By electronic       You may sell shares of the Fund and request that the
funds transfer      proceeds be electronically transferred to your bank.
                    Proceeds may take up to two business days to be received
                    by your bank. You must set up this feature prior to your
                    request. Be sure to complete the appropriate section of
                    the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES

The interests of the Funds' long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Funds. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Funds has adopted the policies and procedures set forth below with respect to frequent trading of the Funds' shares.

Each Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if a Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if a Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Funds are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase, as described below.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into a Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Funds. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Funds typically are not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Funds' practices discussed above.

The Funds seek to act in a manner that they believe is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Funds nor their agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

DISTRIBUTION AND SERVICE FEES

RULE 12B-1 PLAN Each Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.20% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The distributor has voluntarily agreed to waive a portion of each Fund's Class C share distribution fee so that it does not exceed 0.60% annually for Columbia Tax-Exempt Fund and 0.45% for Columbia Tax-Exempt Insured Fund. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedules applicable to Class B shares.

ADDITIONAL INTERMEDIARY COMPENSATION In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Funds on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts; (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Funds' investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Funds. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY

RECEIVE.

OTHER INFORMATION ABOUT YOUR ACCOUNT

HOW A FUND'S SHARE PRICE IS DETERMINED The price of each class of a Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

Each Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's shares outstanding. In determining the net asset value, each Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Funds may use other data to determine the fair value of the securities.

The Funds have retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for each Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Funds' transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Funds. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Funds have the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Funds, net of expenses incurred by each Fund.

Capital gains Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains which are gains on sales of securities held for a 12-month period or less.

      Each Fund may earn income from the securities it holds. Each Fund also may realize capital gains or losses on sales of its securities. Each Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of a Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

DISTRIBUTION OPTIONS Each Fund declares any dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the first day following the purchase payment date. Shares stop earning dividends on the day after the shares leave the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, a Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your current fund

Reinvest all distributions in shares of another fund

Receive dividends in cash (see options below) and reinvest capital gains

Receive all distributions in cash (with one of the following options):

  - send the check to your address of record

  - send the check to a third party address

  - transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES For federal income tax purposes, distributions of investment income by a Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Generally, gains realized by a Fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. In addition, an investment in a Fund may result in liability for federal alternative minimum tax for both individuals and corporate shareholders. Each Fund intends to distribute federally tax-exempt income. Each Fund may invest a portion of its assets in securities that generate income subject to federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes.

You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in a Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by each Fund, you may realize a capital gain or loss when selling or exchanging shares of a Fund. Such transactions also may be subject to federal, state and local income tax.

MANAGING THE FUNDS

INVESTMENT ADVISOR

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Funds' investment advisor. Columbia Management is responsible for the Funds' management, subject to oversight by the Funds' Board of Trustees. In its duties as investment advisor, Columbia Management runs the Funds' day-to-day business, including placing all orders for the purchase and sale of each Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (CMG), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, CMG was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Tax-Exempt Fund and Tax-Exempt Insured Fund, not including pricing and bookkeeping and other fees paid to Columbia Management by each Fund, amounted to 0.49% and 0.49%, respectively, of average daily net assets of each Fund.

PORTFOLIO MANAGER

KIMBERLY CAMPBELL, a senior vice president of Columbia Management, is the manager for the Columbia Tax-Exempt Fund and has managed the Columbia Tax-Exempt Fund since May, 2004 and served as a portfolio manager from January, 2002 to March, 2004. Ms. Campbell was on a leave of absence for the period March, 2004 to May, 2004. Ms. Campbell has been associated with Columbia Management or its predecessors since June, 1995.

GARY SWAYZE, a senior vice president of Columbia Management, is the manager for the Columbia Tax-Exempt Insured Fund and has managed the Columbia Tax-Exempt Insured Fund since September, 1997. Mr. Swayze has been associated with Columbia Management or its affiliates since 1997.

The SAI provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Fund.

LEGAL PROCEEDINGS

On March 15, 2004, Columbia Management and Columbia Funds Distributor, Inc. ("CFD") the distributor of the Funds' shares (collectively, "Columbia"), entered into agreements in principle with the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") to resolve the proceedings brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds.

On February 9, 2005, Columbia entered into an Assurance of Discontinuance with the NYAG (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order" and together, the "Settlements"). The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle.

Under the terms of the SEC Order, Columbia has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review

Columbia's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the settlement amounts will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with Columbia and the Funds' independent trustees and not unacceptable to the staff of the SEC. More specific information on the distribution plan will be communicated at a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia Funds, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

A copy of the SEC Order is available on the SEC's website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing filed on February 10, 2005.

OTHER INVESTMENT STRATEGIES AND RISKS

Each Fund's principal investment strategies and their associated risks are described under "The Funds -- Principal Investment Strategies" and "The Funds -- Principal Investment Risks". This section describes other investments the Funds may make and the risks associated with them. In seeking to achieve their investment goals, the Funds may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Funds and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Funds' Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may elect not to buy any of these securities or use any of these techniques. The Funds may not always achieve their investment goals. Except as otherwise noted, approval by a Fund's shareholders is not required to modify or change a Fund's investment goal or any of its investment strategies.

ASSET-BACKED SECURITIES

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as mortgages and student loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

MUNICIPAL LEASE OBLIGATIONS

Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts. Municipal leases are issued by state and local governments and authorities to acquire property or equipment. They frequently involve special risks not normally associated with general obligation bonds or special revenue obligations. Municipal lease obligations may not be backed by the issuing municipality, and many have a "non-appropriation" clause. A non-appropriation clause relieves the issuer of a lease obligation from making future payments under the lease unless money is appropriated for such purpose on a periodic basis. In addition, such lease obligation payments to a Fund may be suspended if the issuing municipality is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. The disposition of the property in the event of non-appropriation or foreclosure may be difficult, time-consuming and costly and may result in a delay in recovery or the failure to fully recover the Fund's original investment.

WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DOLLAR ROLLS

When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms. In a dollar roll, a Fund sells a security and simultaneously enters into a commitment to purchase a similar security at a later date. Dollar rolls also involve the risk that the other party may not honor the contract terms.

ZERO COUPON BONDS

Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount. The value of these securities may fluctuate more than the value of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to a Fund and distributed to its shareholders.

INVERSE FLOATING RATE OBLIGATIONS

Inverse floating rate obligations represent interests in bonds. They carry coupon rates that vary inversely to changes in short-term rates. As short-term rates rise, inverse floaters produce less income and as short-term rates fall, inverse floaters produce more income. In addition, prices of inverse floaters are more volatile than prices of bonds with similar maturities. The market value of inverse floaters falls when long-term rates rise, but will fall further than the market value of a bond with a similar maturity (and will also increase more when long-term rates fall). The advisor has set an internal policy to invest no more than 15% of a Fund's total assets in inverse floating rate obligations.

TEMPORARY DEFENSIVE STRATEGIES

At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend a Fund's normal investment activities. During such times, a Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent a Fund from achieving its investment goal.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance. Information is shown for the Funds' last five fiscal years, which run from December 1 to November 30, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information is included in the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Funds' financial statements, is included in each Fund's annual report. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

COLUMBIA TAX-EXEMPT FUND

                                                             YEAR ENDED NOVEMBER 30,
                                            2004           2003         2002            2001          2000
                                          Class A        Class A       Class A        Class A       Class A
                                       ------------  -------------  ----------       -----------  -----------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                    13.60          13.16          13.13           12.80         12.67
                                        --------      ---------      ---------        --------     ---------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                     0.61(a)        0.60(a)        0.66(a)(b)      0.67(a)       0.69(c)
  Net realized and unrealized gain
    (loss) on investments and
    futures contracts                      (0.11)          0.44           0.02(b)         0.32          0.12
                                        --------      ---------      ---------        --------     ---------
Total from Investment Operations            0.50           1.04           0.68            0.99          0.81
                                        --------      ---------      ---------        --------     ---------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income               (0.59)         (0.60)         (0.65)          (0.66)        (0.68)
                                        --------      ---------      ---------        --------     ---------
NET ASSET VALUE --
END OF PERIOD ($)                          13.51          13.60          13.16           13.13         12.80
                                        --------      ---------      ---------        --------     --------
Total return (%)(d)                         3.78(e)        8.05(e)        5.26(e)         7.80(e)       6.67
                                        --------      ---------      ---------        --------     ---------
RATIOS TO AVERAGE
NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses(f)                               0.86           0.94           0.94            0.98          1.00
  Net investment income(f)                  4.49           4.50           5.01(b)         5.07          5.50
  Waiver/reimbursement                      0.03           0.03           0.03            0.01            --
Portfolio turnover rate (%)                    5             11             19              15            15
Net assets, end of period (000's) ($)  1,638,527      1,837,693      1,900,366       1,955,802     1,859,311

 (a) Per share data was calculated using average shares outstanding during the period.

 (b) Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002 was to increase the ratio of net investment income to average net assets from 4.98% to 5.01%. The impact to the net investment income and realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

 (c) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.

 (d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

 (e) Had the investment advisor not waived a portion of expenses, total return would have been reduced.

 (f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

COLUMBIA TAX-EXEMPT FUND

                                                           YEAR ENDED NOVEMBER 30,
                                           2004         2003         2002          2001      2000
                                         Class B      Class B       Class B      Class B    Class B
                                       -----------  ------------  ------------  ---------  --------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                    13.60        13.16       13.13         12.80      12.67
                                           -----        -----       -----         -----      -----
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                     0.50(a)      0.50(a)     0.56(a)(b)    0.57(a)    0.60(c)
  Net realized and unrealized gain
   (loss) on investments and futures
   contracts                               (0.10)        0.44        0.02(b)       0.32       0.12
                                           -----        -----       -----         -----      -----
Total from Investment Operations            0.40         0.94        0.58          0.89       0.72
                                           -----        -----       -----         -----      -----
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income               (0.49)       (0.50)      (0.55)        (0.56)     (0.59)
                                           -----        -----       -----         -----      -----
NET ASSET VALUE --
END OF PERIOD ($)                          13.51        13.60       13.16         13.13      12.80
                                           -----        -----       -----         -----      -----
Total return (%)(d)                         3.01(e)      7.25(e)     4.47(e)       7.02(e)    5.88
                                           -----        -----       -----         -----      -----
RATIOS TO AVERAGE
NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses(f)                               1.61         1.69        1.69          1.73       1.75
  Net investment income(f)                  3.74         3.75        4.26(b)       4.31       4.75
  Waiver/reimbursement                      0.03         0.03        0.03          0.01         --
Portfolio turnover rate (%)                    5           11          19            15         15
Net assets, end of period (000's) ($)     45,168       64,990      81,766       128,813    184,298

 (a) Per share data was calculated using average shares outstanding during the period.

 (b) Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002 was to increase the ratio of net investment income to average net assets from 4.23% to 4.26%. The impact to the net investment income and realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

 (c) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.

 (d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (e) Had the investment advisor not waived a portion of expenses, total return would have been reduced.

 (f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

COLUMBIA TAX-EXEMPT FUND

                                                          YEAR ENDED NOVEMBER 30,
                                           2004         2003         2002          2001      2000
                                         Class C      Class C       Class C      Class C    Class C
                                       -----------  ------------  ------------  ---------  --------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                   13.60        13.16        13.13        12.80     12.67
                                          -----        -----        -----        -----     -----
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                    0.53(a)      0.51(a)      0.58(a)(b)   0.61(a)   0.62(c)
  Net realized and unrealized gain
   (loss) on investments and futures
   contracts                              (0.11)        0.45         0.02(b)      0.30      0.12
                                          -----        -----        -----        -----     -----
Total from Investment Operations           0.42         0.96         0.60         0.91      0.74
                                          -----        -----        -----        -----     -----
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income              (0.51)       (0.52)       (0.57)       (0.58)    (0.61)
                                          -----        -----        -----        -----     -----
NET ASSET VALUE --
END OF PERIOD ($)                         13.51        13.60        13.16        13.13     12.80
                                          -----        -----        -----        -----     -----
Total return (%)(d)(e)                     3.17         7.41         4.63         7.18      6.01
                                          -----        -----        -----        -----     -----
RATIOS TO AVERAGE
NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses(f)                              1.46         1.54         1.54         1.58      1.60
  Net investment income(f)                 3.89         3.90         4.41(b)      4.47      4.90
  Waiver/reimbursement                     0.18         0.18         0.18         0.16      0.15
Portfolio turnover rate (%)                   5           11           19           15        15
Net assets, end of period (000's) ($)     8,699       12,450       13,165        8,468     5,100

 (a) Per share data was calculated using average shares outstanding during the period.

 (b) Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002 was to increase the ratio of net investment income to average net assets from 4.38% to 4.41%. The impact to the net investment income and realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

 (c) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.

 (d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (e) Had the investment advisor and/or distributor not waived a portion of expenses, total return would have been reduced.

 (f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

COLUMBIA TAX-EXEMPT INSURED FUND

                                                          YEAR ENDED NOVEMBER 30,
                                           2004         2003         2002           2001      2000
                                         Class A      Class A       Class A       Class A    Class A
                                       -----------  ------------  ------------   ---------  --------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                     8.81        8.56          8.55        8.24         7.92
                                         -------     -------       -------       -------    -------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                     0.33(a)     0.34(a)       0.35(a)(b)    0.37(a)    0.38(c)
  Net realized and unrealized gain
  (loss) on investments and futures
  contracts                                (0.12)       0.28          0.11(b)       0.37       0.35
                                         -------     -------       -------       -------    -------
Total from Investment Operations            0.21        0.62          0.46          0.74       0.73
                                         -------     -------       -------       -------    -------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income               (0.31)      (0.33)        (0.34)        (0.36)     (0.38)
  From net realized gains                  (0.10)      (0.04)        (0.11)        (0.07)     (0.03)

Total Distributions Declared to          -------     -------       -------       -------    -------
  Shareholders                             (0.41)      (0.37)        (0.45)        (0.43)     (0.41)
                                         -------     -------       -------       -------    -------
NET ASSET VALUE --
END OF PERIOD ($)                           8.61        8.81          8.56          8.55       8.24
                                         -------     -------       -------       -------    -------
Total return (%)(d)                         2.46        7.39(e)       5.61          9.15       9.51
                                         -------     -------       -------       -------    -------
RATIOS TO AVERAGE
NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses(f)                               0.98        1.06          1.06          1.09       1.07
  Net investment income(f)                  3.79        3.88          4.10(b)       4.32       4.81
  Waiver/reimbursement                        --        0.02            --            --         --
Portfolio turnover rate (%)                   14           5            11             9         15
Net assets, end of period (000's) ($)    125,147     143,982       147,826       146,965    135,291

 (a) Per share data was calculated using average shares outstanding during the period.

 (b) Effective December 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002 was to increase the ratio of net investment income to average net assets from 4.06% to 4.10%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

(c) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

COLUMBIA TAX-EXEMPT INSURED FUND

                                                                           YEAR ENDED NOVEMBER 30,
                                                 2004              2003             2002              2001             2000
                                                Class B          Class B          Class B            Class B          Class B
                                                -------          -------          -------            -------          -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                            8.81             8.56             8.55               8.24             7.92
                                                -------          -------          -------            -------          -------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                            0.26(a)          0.27(a)          0.28(a)(b)         0.30(a)          0.32(c)
  Net realized and unrealized gain (loss) on
   investments and futures contracts              (0.11)            0.28             0.12(b)            0.38             0.35
                                                -------          -------          -------            -------          -------
Total from Investment Operations                   0.15             0.55             0.40               0.68             0.67
                                                -------          -------          -------            -------          -------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                      (0.25)           (0.26)           (0.28)             (0.30)           (0.32)
  From net realized gains                         (0.10)           (0.04)           (0.11)             (0.07)           (0.03)
                                                -------          -------          -------            -------          -------
Total Distributions Declared to Shareholders      (0.35)           (0.30)           (0.39)             (0.37)           (0.35)
                                                -------          -------          -------            -------          -------
NET ASSET VALUE --
END OF PERIOD ($)                                  8.61             8.81             8.56               8.55             8.24
                                                -------          -------          -------            -------          -------
Total return (%)(d)                                1.69             6.59(e)          4.83               8.36             8.69
                                                -------          -------          -------            -------          -------
RATIOS TO AVERAGE
NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses(f)                                      1.73             1.81             1.81               1.84             1.82
  Net investment income(f)                         3.04             3.13             3.35(b)            3.57             4.06
  Waiver/reimbursement                               --             0.02               --                 --               --
Portfolio turnover rate (%)                          14                5               11                  9               15
Net assets, end of period (000's) ($)            19,793           26,347           27,120             23,954           24,417

(a) Per share data was calculated using average shares outstanding during the period.

(b) Effective December 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002 was to increase the ratio of net investment income to average net assets from 3.31% to 3.35%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

(c) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.

(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

COLUMBIA TAX-EXEMPT INSURED FUND

                                                                           YEAR ENDED NOVEMBER 30,
                                                   2004            2003             2002              2001             2000
                                                 Class C          Class C          Class C           Class C          Class C
                                                 -------          -------          -------           -------          -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                             8.81             8.56             8.55              8.24             7.92
                                                 -------          -------          -------           -------          -------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                             0.29(a)          0.30(a)          0.31(a)(b)        0.33(a)          0.34(c)
  Net realized and unrealized gain (loss) on
   investments and futures contracts               (0.12)            0.28             0.11(b)           0.37             0.35
                                                 -------          -------          -------           -------          -------
Total from Investment Operations                    0.17             0.58             0.42              0.70             0.69
                                                 -------          -------          -------           -------          -------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                       (0.27)           (0.29)           (0.30)            (0.32)           (0.34)
  From net realized gains                          (0.10)           (0.04)           (0.11)            (0.07)           (0.03)
                                                 -------          -------          -------           -------          -------
Total Distributions Declared to Shareholders       (0.37)           (0.33)           (0.41)            (0.39)           (0.37)
                                                 -------          -------          -------           -------          -------
NET ASSET VALUE --
END OF PERIOD ($)                                   8.61             8.81             8.56              8.55             8.24
                                                 -------          -------          -------           -------          -------
Total return (%)(d)(e)                              2.00             6.91             5.14              8.67             9.02
                                                 -------          -------          -------           -------          -------
RATIOS TO AVERAGE
NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses(f)                                       1.43             1.51             1.51              1.54             1.52
  Net investment income(f)                          3.34             3.42             3.65(b)           3.87             4.36
  Waiver/reimbursement                              0.30             0.32             0.30              0.30             0.30
Portfolio turnover rate (%)                           14                5               11                 9               15
Net assets, end of period (000's) ($)             11,023           11,928           10,158             6,364              676

(a) Per share data was calculated using average shares outstanding during the period.

(b) Effective December 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002 was to increase the ratio of net investment income to average net assets from 3.61% to 3.65%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

(c) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.

(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e) Had the investment advisor/distributor not waived a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

NOTES

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FOR MORE INFORMATION

Additional information about the Funds' investments is available in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Funds and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Statement of Additional Information and the Funds' website
(www.columbiafunds.com) include a description of the Funds' policies with respect to the disclosure of their portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Funds by writing or calling the Funds' distributor or visiting the Funds' website at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Funds Trust IV: 811-2865

- Columbia Tax-Exempt Fund

- Columbia Tax-Exempt Insured Fund

                (Columbia Funds Logo)
             A Member of Columbia Management Group

           (C)2005 Columbia Funds Distributor, Inc.

          One Financial Center, Boston, MA 02111-2621

              800.426.3750 www.columbiafunds.com

                            COLUMBIA TAX-EXEMPT FUND
                        COLUMBIA TAX-EXEMPT INSURED FUND
                     SERIES OF COLUMBIA FUNDS SERIES TRUST I
                       STATEMENT OF ADDITIONAL INFORMATION
                                 ________, 2005

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Columbia Tax-Exempt Fund and Columbia Tax-Exempt Insured Fund (each a Fund and, collectively, the Funds). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Funds dated ________, 2005. This SAI should be read together with the relevant Fund's Prospectus and the most recent Annual Report dated November 30, 2005, and Semiannual Report dated May 31, 2005, of Columbia Tax-Exempt Fund and Columbia Tax-Exempt Insured Fund, as applicable, each a series of Columbia Funds Trust IV, the predecessor to the Funds (each a "Predecessor Fund"). Investors may obtain a free copy of the relevant Fund's Prospectus, Annual Report and Semiannual Report from Columbia Management Distributor, Inc. (CMD), One Financial Center, Boston, MA 02111-2621. The financial statements and Report of Independent Registered Public Accounting Firm appearing in each Fund's November 30, 2005 Annual Report and the financial statements appearing in each Predecessor Fund's May 31, 2005 Semiannual Report are incorporated into this SAI by reference.

Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by CMD generally and additional information about certain securities and investment techniques described in the Funds' Prospectus.

TABLE OF CONTENTS

                                                             PAGE
                                                             ----
PART 1

Definitions                                                    b
Organization and History                                       b
Investment Goals and Policies                                  b
Fundamental Investment Policies                                c
Other Investment Policies                                      c
Fund Charges and Expenses                                      c
Custodian of the Funds                                         l
Independent Registered Public Accounting Firm of the Funds     l

PART 2

Miscellaneous Investment Practices                            [ ]
Taxes                                                         [ ]
Management of the Funds                                       [ ]
Determination of Net Asset Value                              [ ]
How to Buy Shares                                             [ ]
Special Purchase Programs/Investor Services                   [ ]
Programs for Reducing or Eliminating Sales Charges            [ ]
How to Sell Shares                                            [ ]
Distributions                                                 [ ]
How to Exchange Shares                                        [ ]
Suspension of Redemptions                                     [ ]
Shareholder Liability                                         [ ]
Shareholder Meetings                                          [ ]
Appendix I                                                    [ ]
Appendix II                                                   [ ]

                                     PART 1

                            COLUMBIA TAX-EXEMPT FUND
                        COLUMBIA TAX-EXEMPT INSURED FUND

                       STATEMENT OF ADDITIONAL INFORMATION
                                __________, 2005

DEFINITIONS

"Trust"                       Columbia Funds Trust IV
"Fund" or "Tax-Exempt Fund"   Columbia Tax-Exempt Fund
"Fund" or "Insured Fund"      Columbia Tax-Exempt Insured Fund
"Advisor"                     Columbia Management Advisors, Inc., the Funds'
                              investment advisor
"CMD"                         Columbia Management Distributor, Inc., the Funds'
                              distributor
"CMS"                         Columbia Management Services, Inc., the Funds'
                              shareholder services and transfer agent

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1987. Each Fund is an open-end diversified management investment company representing the entire interest in a separate series of the Trust. Each Fund commenced investment operations as a series of the Trust on ____________, 2006. Prior to ____________, 2006 (the "Fund Reorganization Date"), the Fund was organized as a series of Columbia Funds Trust IV, a Massachusetts business trust (the "Predecessor Fund") that commenced investment operations on October 1, 1984. The information provided for the Fund in this SAI for periods prior to the Fund Reorganization Date relates to the Predecessor Fund. The Trust changed its name from "Liberty-Stein Roe Funds Municipal Trust" to "Columbia Funds Trust IX" effective October 13, 2003. Effective ____________, 2005, the name of the Trust was changed from "Columbia Funds Trust IX" to its current name.

INVESTMENT GOALS AND POLICIES

The Prospectus describes the Funds' investment goals and investment policies.
Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Funds. Part 2 contains additional information about the following securities and investment techniques that may be utilized by each Fund, unless otherwise noted:

Short-Term Trading
Zero Coupon Securities
Lower Rated Bonds (Tax-Exempt Fund only)
Forward Commitments
When Issued Securities
Municipal Leases
Asset Backed Securities
Repurchase Agreements
Options on Securities
Futures Contracts and Related Options
Inverse Floating Obligations
Pay-In-Kind (PIK) Securities
Participation Interests
Stand-by Commitments
Swap Agreements

Except as indicated below under "Fundamental Investment Policies," the Funds' investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.


                                        b

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940, as amended ("1940 Act"), provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

The Fund may not, as a matter of fundamental policy:

1. Underwrite any issue of securities issued by other persons within the meaning of the Securities Act of 1933, as amended (the "1933 Act") except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.

2. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

3. Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

OTHER INVESTMENT POLICIES

As non-fundamental investment policies which may be changed without a shareholder vote, each Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Have a short securities position, unless a Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

3.   Invest more than 15% of its net assets in illiquid assets.

Notwithstanding the investment policies and restrictions of the Funds, each Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Funds.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act diversification requirement, an issuer is the entity whose revenues support the security.

FUND CHARGES AND EXPENSES

With respect to the Funds, Investment Advisory Agreement with Columbia Management Advisors, Inc., has been amended so that, effective February 9, 2005, the fees payable thereunder will be paid at the following reduced rates:


                                        c

Average Daily Net Assets     Annual Fee Rate
------------------------     ---------------
$0 to $500 million                0.550%
$500 million to $1 billion         0.50%
$1 billion to $1.5 billion         0.47%
$1.5 billion to $3 billion        0.440%
$3 billion to $6 billion          0.430%
Excess over $6 billion            0.420%

Effective November 1, 2004, the Board of Trustees approved a new management fee structure for the Funds, as follows: Under the Tax-Exempt and the Insured Fund's Management Agreement, the Trust pays the Advisor a monthly fee based on the combined average daily net assets, proportionately allocated among the Tax-Exempt Fund and the Insured Fund at the following annual rates (subject to any reductions that the Advisor may agree to periodically):

Average Net Assets           Annual Fee Rate
------------------           ---------------
$0 to $500 million                0.55%
$500 million to $1 billion        0.50%
$1 billion to $1.5 billion        0.47%
$1.5 billion to $3 billion        0.44%
$3 billion to $6 billion          0.45%
Excess over $6 billion

Effective November 1, 2003, the Board of Trustees approved a new management fee structure for the Funds, as follows: Under the Tax-Exempt Fund and the Insured Fund's Management Agreement, the Trust paid the Advisor a monthly fee based on the combined average daily net assets, proportionately allocated among the Tax-Exempt Fund and the Insured Fund at the following annual rates (subject to any reductions that the Advisor may agree to periodically):

Average Net Assets       Annual Fee Rate
------------------       ---------------
First $1 billion              0.60%
Next $2 billion               0.55%
Next $1 billion               0.50%
Excess over $4 billion        0.45%

For the year ended November 30, 2002, and the period from December 1, 2002, to October 31, 2003, under the Tax-Exempt Fund and the Insured Fund's Management Agreement, the Trust paid the Advisor a monthly fee based on the combined average daily net assets, proportionately allocated among the Tax-Exempt Fund, the Insured Fund and Liberty High Yield Municipal Fund at the following annual rates (subject to any reductions to which the Advisor may have agreed periodically):

Average Net Assets       Annual Fee Rate
------------------       ---------------
First $1 billion              0.60%
Next $2 billion               0.55%
Next $1 billion               0.50%
Excess over $4 billion        0.45%

Effective July 1, 2001, the management fees are subject to a voluntary waiver by the Advisor of 0.03% annually of the Tax-Exempt Fund's average daily net assets.

The Advisor is responsible for providing accounting and bookkeeping services to the Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Funds, the Advisor receives from each Fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:

-    An annual flat fee of $10,000, paid monthly; and


                                        d

- In any month that a Fund has average net assets of more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

Each Fund reimburses the Advisor for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.

Each Fund pays a shareholders' servicing and transfer agency fee to CMS as follows:

     An annual open account fee of $34 per open account plus the Fund's allocated share of reimbursement for the out-of-pocket expenses of CMS.

Prior to November 1, 2003, each Fund paid a shareholders' servicing and transfer agency fee to CMS as follows:

- An account fee for each open account of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

- An account fee for each closed account of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

- A transaction fee of $1.40 per transaction occurring in Fund accounts during any month; plus

- A monthly fee at the rate of 0.06% per annum of the average daily closing value of the total net assets of each Fund for such month; plus

- Each Fund's allocated share of CMS' out-of-pocket expenses, including fees payable to DST Systems, Inc. (DST) under a remote services agreement with DST.


                                        e

RECENT FEES PAID TO THE ADVISOR, CMD AND CMS (dollars in thousands)

                                                      TAX-EXEMPT FUND
                                                  Years ended November 30,
                                             ---------------------------------
                                             2005    2004      2003      2002
                                             ----   ------   -------   -------
Management fee                                [ ]   $9,516   $10,637   $10,815
                                                    ------   -------   -------
Pricing and bookkeeping fee                   [ ]      505       667       916
Shareholder service and transfer agent fee    [ ]    1,756     3,662     3,554
12b-1 fees:                                   [ ]
   Service fee (Class A)                      [ ]    3,464     3,797     3,867
   Service fee (Class B)                      [ ]      108       150       194
   Service fee (Class C)                      [ ]       20        28        21
   Distribution fee (Class B)                 [ ]      404       564       728
   Distribution fee (Class C)                 [ ]       74       105        77
Fees waived by CMD (Class C)                  [ ]      (15)      (21)      (16)
Fees waived or reimbursed by the Advisor      [ ]     (538)     (698)     (612)

                                                TAX-EXEMPT INSURED FUND
                                                Years ended November 30,
                                             -----------------------------
                                             2005   2004    2003     2002
                                             ----   ----   ------   ------
Management fee                                [ ]   $970   $1,052   $1,033
Pricing and bookkeeping fee                   [ ]     65       80       94
Shareholder service and transfer agent fee    [ ]    166      372      313
12b-1 fees:                                   [ ]
   Service fee (Class A)                      [ ]    270      294      296
   Service fee (Class B)                      [ ]     45       55       50
   Service fee (Class C)                      [ ]     25       24       16
   Distribution fee (Class B)                 [ ]    170      207      187
   Distribution fee (Class C)                 [ ]     92       89       61
Fees waived by CMD (Class C)                  [ ]    (37)     (36)     (24)
Fees waived or reimbursed by the Advisor      [ ]     --      (43)      --

BROKERAGE COMMISSIONS (dollars in thousands)

                         TAX-EXEMPT FUND
                     Years ended November 30,
                    -------------------------
                    2005   2004   2003   2002
                    ----   ----   ----   ----
Total commissions    [ ]    $70    $49    $73

                           INSURED FUND
                     Years ended November 30,
                    -------------------------
                    2005   2004   2003   2002
                    ----   ----   ----   ----
Total commissions    [ ]    $9     $5     $4

The Trust is required to identify any securities of its "regular brokers or dealers" that each Fund has acquired during its most recent fiscal year. At November 30, 2005, no Fund held securities of their regular brokers or dealers.


                                        f

TRUSTEES AND TRUSTEES' FEES

Fund Complex consists of the following funds:

The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia Funds Trust VII, the series of Liberty Variable Investment Trust and 8 closed-end or interval management investment company portfolios (the "Liberty Funds").

The series of Columbia Funds Trust VIII, the series of Columbia Funds Trust IX, the series of Columbia Funds Trust XI and the series of SteinRoe Variable Investment Trust (the "Stein Roe Funds").

Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (the "All-Star Funds").

Columbia Management Multi-Strategy Hedge Fund, LLC.

Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust (the "Columbia Funds").

The series of The Galaxy Funds (the "Galaxy Funds").

The series of Columbia Acorn Trust and the series of Wanger Advisors Trust (the "Acorn Funds" and "WAT Funds," respectively).

The Advisor or its affiliates pay the compensation of all the officers of the funds in the Fund Complex advised by the Advisor, including the Trustees who are affiliated with the Advisor. For the fiscal year ended _____________, 2005 and the calendar year ended December 31, 2004, the Trustees received the following compensation for serving as Trustees:

                                                                   Aggregate
                                                 Aggregate       Compensation
                                                Compensation     from the Tax-
                                               from the Tax-    Exempt Insured    Total Compensation from
                             Pension or       Exempt Fund for    Fund for the        the Columbia Fund
                             Retirement       the Fiscal Year     Fiscal Year       Complex Paid to the
                        Benefits Accrued as        ended             ended       Trustees for the Calendar
                              Part of           November 30,      November 30,           Year Ended
Trustee                  Fund Expenses (b)          2005             2005          December 31, 2004 (a)
-------                 -------------------   ---------------   --------------   -------------------------
Douglas A. Hacker               [ ]                 [ ]             [ ]                   115,500
Janet Langford Kelly            [ ]                 [ ]             [ ]                   101,500
Richard W. Lowry                [ ]                 [ ]             [ ]                   128,150
                                [ ]                 [ ]             [ ]
William E. Mayer                [ ]                 [ ]             [ ]                   133,150
Charles R. Nelson               [ ]                 [ ]             [ ]                   155,073
John J. Neuhauser               [ ]                 [ ]             [ ]                   143,568
Patrick J. Simpson              [ ]                 [ ]             [ ](e)                 64,234
Thomas Stitzel                  [ ]                 [ ]             [ ]                   103,500
Thomas C. Theobald(c)           [ ]                 [ ]             [ ]                   110,250
Anne-Lee Verville(d)            [ ]                 [ ]             [ ]                   128,250
Richard L. Woolworth            [ ]                 [ ]             [ ]                    64,234

(a) As of December 31, 2004, the Fund Complex consisted of 127 open-end and 11 closed-end management investment company portfolios.

(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.


                                        g

(c) During the fiscal year ended _________, 2005, and the calendar year ended December 31, 2004, Mr. Theobald deferred $_____ of his compensation from the Fund and $90,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Theobald's account under that plan was $157,328.

(d) During the fiscal year ended ____________, 2005, and the calendar year ended December 31, 2004, Ms. Verville deferred $_____ of her compensation from the Fund and $55,000 of her total compensation from the Fund Complex, pursuant to the deferred compensation plan. At December 31, 2004, the value of Ms. Verville's account under that plan was $653,275.

(e) During the fiscal year ended __________, 2005, Mr. Simpson deferred $_______ of his compensation from the Fund pursuant to the deferred compensation plan. During the calendar year ended December 31, 2004, Mr. Simpson deferred $129,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Simpson's account under that plan was $143,646.

ROLE OF THE BOARD OF TRUSTEES

The Trustees of the Funds are responsible for the overall management and supervision of the Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with service providers for the Funds and review the Funds' performance. The Trustees have created several committees to perform specific functions for the Funds. Mr. Theobald was elected Chairman of the Board of Trustees of the Liberty Funds, Stein Roe Funds and Columbia Funds effective December, 2003.

AUDIT COMMITTEE

Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board of Trustees of the Funds. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Funds and certain service providers. For the fiscal year ended November 30, 2005, the Audit Committee convened [___] times.

GOVERNANCE COMMITTEE

Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Funds. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Funds. For the fiscal year ended November 30, 2005, the Governance Committee convened [___] times.

ADVISORY FEES & EXPENSES COMMITTEE

Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Funds. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. For the fiscal year ended November 30, 2005, the Advisory Fees & Expenses Committee convened [___] times.

COMPLIANCE COMMITTEE

Ms. Kelly, Messrs. Nelson and Simpson and Ms. Verville are members of the Compliance Committee of the Board of Trustees of the Funds. Prior to August 10, 2004, Ms. Kelly, Mr. Nelson and Ms. Verville were members of the Compliance Committee of the Board of Trustees of the Funds. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Trust. The Committee supervises legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Trust's investment adviser, principal underwriter and transfer agent. For the fiscal year ended November 30, 2005, the Compliance Committee convened [___] times.


                                        h

INVESTMENT OVERSIGHT COMMITTEES

Beginning in 2004, each Trustee of the Funds also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Fund Complex and gives particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Fund Complex which they review:

     IOC#1: Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing
            Funds in the following asset categories: Large Growth Diversified, Large Growth Concentrated, Small Growth, Outside Managed (i.e., sub-advised), Municipal.

     IOC#2: Mr. Hacker and Ms. Verville are responsible for reviewing Funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed Income - Multi Sector and Fixed Income - Core.

     IOC#3: Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing Funds in the following asset categories: Large Value, Mid Cap Value, Small Value, Asset Allocation, High Yield and Money Market.

     IOC#4: Messrs. Nelson, Simpson and Woolworth are responsible for reviewing
            Funds in the following asset categories: Large Blend, Mid Cap Growth, Small Growth, Asset Allocation, Specialty Equity, Taxable Fixed Income and Money Market.

SHARE OWNERSHIP

The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004 (i) in each Fund and (ii) in the Funds in the Fund Complex.

                                                                           Aggregate Dollar Range of Equity
                         Dollar Range of Equity   Dollar Range of Equity     Securities Owned in All Funds
                           Securities Owned in      Securities Owned in         Overseen by Trustee in
    Name of Trustee        The Tax-Exempt Fund       The Insured Fund                Fund Complex
    ---------------      ----------------------   ----------------------   --------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                 [$0]                     [$0]                       Over $100,000
Janet Langford Kelly              [$0]                     [$0]                       Over $100,000
Richard W. Lowry                  [$0]                     [$0]                       Over $100,000
Charles R. Nelson                 [$0]                     [$0]                       Over $100,000
John J. Neuhauser                 [$0]                     [$0]                       Over $100,000
Patrick J. Simpson                [$0]                     [$0]                       Over $100,000
Thomas E. Stitzel                 [$0]                     [$0]                       Over $100,000
Thomas C. Theobald                [$0]                     [$0]                       Over $100,000
Anne-Lee Verville(a)              [$0]                     [$0]                       Over $100,000
Richard L. Woolworth              [$0]                     [$0]                       Over $100,000

INTERESTED TRUSTEE
William E. Mayer                  [$0]                     [$0]                    $50,001-$100,000

(a) Ms. Verville has elected to defer her compensation as a Trustee under the deferred compensation plan for independent Trustees of the Fund Complex. The value of her deferred compensation is determined as if the amounts had been invested, as of the date of deferral, in shares of one or more funds in the complex as specified by her. At December 31, 2004, the value of her deferred compensation account exceeded $100,000.

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Funds' portfolio managers managed as of the Funds' fiscal year-end.

                      OTHER SEC-REGISTERED
                     OPEN-END AND CLOSED-END   OTHER POOLED INVESTMENT
                              FUNDS                    VEHICLES               OTHER ACCOUNTS
                    ------------------------   -----------------------   ------------------------
                    Number of                     Number of              Number of
PORTFOLIO MANAGER    accounts      Assets          accounts   Assets      accounts      Assets
-----------------   ---------   ------------      ---------   ------     ---------   ------------
Kimberly Campbell       4       $548 million          0          0            8      $    680,000
Gary Swayze             4       $719 million          0          0           20      $4.5 million

See "Management--Portfolio Transactions--Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how the Advisor addresses potential conflicts of interest resulting from an individual's management of more than one account.

OWNERSHIP OF SECURITIES

The table below shows the dollar ranges of shares of the Funds beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio managers listed above at the end of the Funds' most recent fiscal year:

                    DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
PORTFOLIO MANAGER                 BENEFICIALLY OWNED
-----------------   ---------------------------------------------
Kimberly Campbell                        None
Gary Swayze                              None

COMPENSATION

As of the Funds' most recent fiscal year end, the portfolio managers received all of their compensation from the Advisor and its parent company, Columbia Management Group, in the form of salary, bonus, stock options and restricted stock. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Advisor generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmark[s] noted below, emphasizing the manager's three- and five-year performance. The Advisor may also consider the portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall investment performance.

PORTFOLIO MANAGER           PERFORMANCE BENCHMARK
-----------------   ------------------------------------
Kimberly Campbell   Lehman Brothers Municipal Bond Index
Gary Swayze         Lehman Brothers Municipal Bond Index

The size of the overall bonus pool each year is determined by Columbia Management Group and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Advisor's profitability for the year, which is influenced by assets under management.


                                        j

OWNERSHIP OF THE FUND

As of record on February 28, 2005, the officers and Trustees of the Trust owned less than 1% of the then outstanding shares of the Funds.

As of record on February 28, 2005, the following shareholders of record owned 5% or more of one or more of each class of the Funds' outstanding shares:

TAX-EXEMPT FUND
---------------
Class B Shares

Merrill Lynch Pierce Fenner & Smith     11.80%
For the Sole Benefit of its Customers
ATTN Fund Administration
4800 Deer Lake Drive East, Floor 2
Jacksonville, FL 32246-6484

Class C Shares

Merrill Lynch Pierce Fenner & Smith     16.39%
For the Sole Benefit of its Customers
ATTN Fund Administration
4800 Deer Lake Drive East, Floor 2
Jacksonville, FL 32246-6484

Pershing LLC                             8.37%
PO Box 2052
Jersey City, NJ 07303-2052

INSURED FUND

Class B Shares

Merrill Lynch Pierce Fenner & Smith     10.28%
For the Sole Benefit of its Customers
ATTN Fund Administration
4800 Deer Lake Drive East, Floor 2
Jacksonville, FL 32246-6484

Class C Shares

Merrill Lynch Pierce Fenner & Smith     29.27%
For the Sole Benefit of its Customers
ATTN Fund Administration
4800 Deer Lake Drive East, Floor 2
Jacksonville, FL 32246-6484

Citigroup Global Markets, Inc.          28.05%
ATTN Peter Booth, 7th Floor
333 W. 34th St
New York, NY 10001-2402


                                        k

SALES CHARGES (dollars in thousands)

                                                           TAX-EXEMPT FUND
                                                            Class A Shares
                                                       Years ended November 30,
                                                      -------------------------
                                                      2005   2004   2003   2002
                                                      ----   ----   ----   ----
Aggregate initial sales charges on Fund share sales   [  ]   $473   $837   $797
Initial sales charges retained by CMD                 [  ]     60    109     97
Aggregate contingent deferred sales charge
   (CDSC) on Fund redemptions retained by CMD         [  ]      0     30     39

                                                       TAX-EXEMPT INSURED FUND
                                                            Class A Shares
                                                       Years ended November 30,
                                                      -------------------------
                                                      2005   2004   2003   2002
                                                      ----   ----   ----   ----
Aggregate initial sales charges on Fund share sales   [  ]    $45   $218   $229
Initial sales charges retained by CMD                 [  ]      6     28     28
Aggregate CDSC on Fund redemptions retained by CMD    [  ]      0     (a)     5

                                                           TAX-EXEMPT FUND
                                                            Class B Shares
                                                       Years ended November 30,
                                                      -------------------------
                                                      2005   2004   2003   2002
                                                      ----   ----   ----   ----
Aggregate CDSC on Fund redemptions retained by CMD           $108   $120   $139

                                                       TAX-EXEMPT INSURED FUND
                                                            Class B Shares
                                                       Years ended November 30,
                                                      -------------------------
                                                      2005   2004   2003   2002
                                                      ----   ----   ----   ----
Aggregate CDSC on Fund redemptions retained by CMD    [  ]    $96   $105   $106

                                                           TAX-EXEMPT FUND
                                                            Class C Shares
                                                       Years ended November 30,
                                                      -------------------------
                                                      2005   2004   2003   2002
                                                      ----   ----   ----   ----
Aggregate CDSC on Fund redemptions retained by CMD    [  ]    $2     $3     $3

                                                             INSURED FUND
                                                            Class C Shares
                                                       Years ended November 30,
                                                      -------------------------
                                                      2005   2004   2003   2002
                                                      ----   ----   ----   ----
Aggregate CDSC on Fund redemptions retained by CMD    [  ]    $2     $12    $4

(a)  Rounds to less than one.

12B-1 PLAN, CDSCS AND CONVERSION OF SHARES

Each Fund offers three classes of shares - Class A, Class B and Class C. The Funds may in the future offer other classes of shares. The Trustees have approved a 12b-1 plan (Plan) pursuant to Rule 12b-1 under the Act. Under the Plan, the Tax-Exempt Fund and the Insured Fund each pay CMD monthly a service fee at an annual rate of 0.20% of net assets attributed to each Class of shares. Each Fund also pays CMD monthly a distribution fee at the annual rate of 0.75% of average daily net assets attributed to Class B and Class C shares. CMD has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.60% (Tax-Exempt Fund) and 0.45% (Insured Fund), annually. CMD may use the entire amount of such fees to defray the costs of commissions


                                        l
and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CMD's expenses, CMD may in some cases realize a profit from the fees.

The Plan authorizes any other payments by the Funds to CMD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of the Funds' shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of each Fund's assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of the Funds' shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees. Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. The CDSCs are described in the Prospectus.

No CDSC will be imposed on an amount which represents an increase in the value of the shareholder's account resulting from capital appreciation above the amount paid for the shares. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee. See the Prospectus for a description of the different programs.

SALES-RELATED EXPENSES (dollars in thousands) of CMD relating to each Fund were:

                                 TAX-EXEMPT FUND

                                                          Year ended November 30, 2004,
                                                         -------------------------------
                                                         Class A Shares   Class B Shares   Class C Shares
                                                         --------------   --------------   --------------
Fees to FSFs                                                 $4,061            $171              $86
Cost of sales material relating to the Fund (including
   printing and mailing expenses)                                32               1               (a)
Allocated travel, entertainment and other promotional
   expenses (including advertising)                              62               3                1

                                  INSURED FUND

                                                          Year ended November 30, 2004,
                                                         -------------------------------
                                                         Class A Shares   Class B Shares   Class C Shares
                                                         --------------   --------------   --------------
Fees to FSFs                                                  $314              $78              $90
Cost of sales material relating to the Fund (including
   printing and mailing expenses)                                4               (a)               4
Allocated travel, entertainment and other promotional
   expenses (including advertising)                              8                2                8

(a)  Rounds to less than one.

CUSTODIAN OF THE FUNDS

State Street Bank and Trust Company, located at 2 Avenue De Lafayette, Boston, MA 02111-2900, is the Funds' custodian. The custodian is responsible for safeguarding the Funds' cash and securities, receiving and delivering securities and collecting the Funds' interest and dividends.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE FUNDS

PricewaterhouseCoopers LLP, located at 125 High Street, Boston, MA 02110-1707, is the Funds' independent registered public accounting firm. The independent registered public accounting firm provide audit and tax return review services, assistance and


                                        m
consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.


                                        n

                      STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include the series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Columbia Funds Trust VIII, Columbia Funds Series Trust I (formerly named Columbia Funds Trust IX) and Columbia Funds Trust XI (each a Trust and together, the Trusts, also known as Fund Complex). In certain cases, the discussion applies to some, but not all, of the Funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING

In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.

SHORT SALES

A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

LOWER-RATED DEBT SECURITIES

Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the Fund's achievement of its investment goal; and

4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

COMMON STOCK, PREFERRED STOCK AND WARRANTS

Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the company's capital stock at a set price for a specified period of time.

FOREIGN SECURITIES

The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a sub-custodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

The Fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

EXCHANGE-TRADED FUNDS ("ETFS"). The Fund may invest in ETFs up to the maximum amount allowable under the 1940 Act. ETFs are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international.

ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.

The Fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders of the Fund may also indirectly bear similar expenses of an ETF.

ZERO COUPON SECURITIES (ZEROS)

The Fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)

The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSIT are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by a business to finance short-term needs (including promissory notes with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement in which the Fund would be allowed to invest directly.

CERTIFICATES OF DEPOSIT are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. TIME DEPOSITS are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central

Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund.

BANK OBLIGATIONS include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part 1 of this SAI. For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a Fund's assets that may be invested in STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component is usually volatile in response to changes in interest rates.

In U.S. TREASURY ROLLS, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

COMMERCIAL PAPER is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

STRIPPED OBLIGATIONS

To the extent consistent with their investment objective, Funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the Funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Funds' Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

MUNICIPAL SECURITIES

Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this SAI and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, each

Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

PRIVATE ACTIVITY BONDS

The Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

MUNICIPAL LEASE OBLIGATIONS

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

SECURITIES LOANS

The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

INTERFUND BORROWING AND LENDING

The Fund may lend money to and borrow money from other affiliated registered open-end investment companies. The Fund may borrow through the program when the Advisor believes borrowing is appropriate and the costs are equal to or lower than the costs of bank loans. When borrowing money, the Fund is subject to the risk that the securities the Fund acquires with the borrowed money or would otherwise have sold will decline in value. When lending money, the Fund is subject to the risk that the borrower will be unwilling or unable to make timely payments of interest or principal.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)

The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Fund from the transaction.

REITS

The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy.

ASSET-BACKED SECURITIES

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively lengthen the expected maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

CUSTODY RECEIPTS AND TRUST CERTIFICATES. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly "disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

LINE OF CREDIT

The Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goal and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian..

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities;

three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

MUNICIPAL BOND INDEX FUTURES CONTRACTS. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

OPTIONS ON FUTURES CONTRACTS. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The Funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

OPTIONS ON FOREIGN STOCK INDICES. The Funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

SWAP AGREEMENTS (SWAPS, CAPS, COLLARS AND FLOORS)

The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

EQUITY SWAPS

The Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

RISK FACTORS IN EQUITY SWAP TRANSACTIONS. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the portfolio managers do not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. See "Taxes" for information on tax risks associated with equity swaps.

FOREIGN CURRENCY TRANSACTIONS

The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

PARTICIPATION INTERESTS

The Fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

VARIABLE AND FLOATING RATE OBLIGATIONS

Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

If a variable or floating rate instrument is not rated, the Fund's Advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

CURRENCY SWAPS. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

GUARANTEED INVESTMENT CONTRACTS

Pursuant to guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.

The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.

BANK INVESTMENT CONTRACTS

Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the Funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

LOAN PARTICIPATIONS

Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

STRUCTURED INVESTMENTS

Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.

Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.

YANKEE OBLIGATIONS

Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

AMERICAN, EUROPEAN, CONTINENTAL AND GLOBAL DEPOSITARY RECEIPTS

American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

TEMPORARY CASH BALANCES

The Funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.

TAXES

In this section, all discussions of taxation at the shareholder and fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

FEDERAL TAXES. Although it may be one of several series in a single trust, the Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (Code). The Fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets.

To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer, other than U.S. government securities or other regulated investment companies; or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (c) distribute with respect to each year at least 90% of its taxable net investment income, its tax-exempt interest income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation , provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do not apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of
(c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. As a regulated investment company that is accorded special tax treatment, the Fund will not be subject to any federal income taxes on its net investment income and net realized capital gains that it distributes to shareholders on the form of dividends and in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" accorded special tax treatment in any taxable year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions (including any distributions of net tax-exempt income and net long-term capital gains) would generally be taxable as ordinary income to the shareholders, except to the extent they were treated as "qualified dividend income," as described below. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the federal corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends may be, however, includable in adjusted current earnings for purposes of computing corporate federal AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces tax basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.

FUND DISTRIBUTIONS. Distributions from the Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) will generally be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning on or before December 31, 2008.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price of the shareholder paid). Distributions are taxable whether received in cash or in Fund shares.

QUALIFIED DIVIDEND INCOME. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. With respect to a Fund investing in bonds, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

In general, distributions of investment income properly designated by the Fund as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt Fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder (but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes). The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

Income from certain "private activity bonds" issued after August 7, 1986, is treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time Fund shares are held by the shareholder.

A tax-exempt Fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the Fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users, as further defined in the Code. Income derived from the Fund's investments other than tax-exempt instruments may give rise to taxable income. The Fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of Fund shares to the extent of tax-exempt dividends paid during that period. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Under Treasury regulations, if on a disposition of Fund shares a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder will likely have to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. You are advised to consult with your tax advisor.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to backup withholding for taxpayers who fail to furnish a correct taxpayer identification number, who have under-reported dividend or interest income, or who fail to certify to the Fund that the shareholder is a United States person and is not subject to the withholding. This number and certification may be provided by either a Form W-9 or the accompanying application. In certain instances, CMS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This may produce a difference between the Fund's book income and its taxable income possibly accelerating distributions or converting distributions of book income and gains to returns of capital for book purposes.

If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal income tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund." A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

NON-U.S. SHAREHOLDERS. In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the recent legislation, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S.

person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Recent legislation modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the legislation, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning on September 1, 2005) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES (THIS SECTION IS APPLICABLE ONLY TO THE COLUMBIA TAX-MANAGED GROWTH FUND)

FEDERAL GIFT TAXES. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.

Under the Columbia Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceed $11,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.

Under the Columbia Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.

No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), including taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount, which is $1,000,000 for gifts made after December 31, 2001, and before January 1, 2010.

Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's Federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.

The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $22,000.

The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

GENERATION-SKIPPING TRANSFER TAXES

If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Columbia Advantage Plan and does not exceed the available annual exclusion amount. An exemption (the "GST exemption"), equal to $1.5 million in 2005, is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate (47% for gifts made in 2005) on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.

INCOME TAXES

The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Columbia Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.

Under the Columbia Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.

If the donor selects the Columbia Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 35%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 15%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.

When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

CONSULTATION WITH QUALIFIED ADVISOR

Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.

MANAGEMENT OF THE FUNDS The Advisor provides administrative and management services to the Funds. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. (NPMI), merged into Columbia Management Advisors, Inc. Each of the four merging companies was a registered investment advisor and advised various Funds in the Fund Complex. The Advisor, located at 100 Federal Street, Boston, Massachusetts 02110, is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. The Advisor has been an investment advisor since 1969.

In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. (NFMI), a subsidiary of NPMI and a registered investment advisor that advised several Funds in the Fund Complex, merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the Advisor to the Funds previously advised by NFMI.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 49)        Trustee       1996       Executive Vice President -         101        Nash Finch Company (food
P.O. Box 66100                                             Strategy of United Airlines                         distributor)
Chicago, IL 60666                                          (airline) since December,
                                                           2002 (formerly President of
                                                           UAL Loyalty Services
                                                           (airline) from September,
                                                           2001 to December, 2002;
                                                           Executive Vice President
                                                           and Chief Financial Officer
                                                           of United Airlines from
                                                           July, 1999 to September,
                                                           2001; Senior Vice
                                                           President-Finance from
                                                           March, 1993 to July, 1999).

Janet Langford Kelly (Age 47)     Trustee       1996       Partner, Zelle, Hofmann,           101                    None
9534 W. Gull Lake Drive                                    Voelbel, Mason & Gette LLP
Richland, MI 49083-8530                                    (law firm) since March,
                                                           2005; Adjunct Professor of
                                                           Law, Northwestern
                                                           University, since
                                                           September, 2004 (formerly
                                                           Chief Administrative
                                                           Officer and Senior Vice
                                                           President, Kmart Holding
                                                           Corporation (consumer
                                                           goods), from September,
                                                           2003 to March, 2004;
                                                           Executive Vice
                                                           President-Corporate
                                                           Development and
                                                           Administration, General
                                                           Counsel and Secretary,
                                                           Kellogg Company (food
                                                           manufacturer), from
                                                           September, 1999 to August,
                                                           2003; Senior Vice
                                                           President, Secretary and
                                                           General Counsel, Sara Lee
                                                           Corporation (branded,
                                                           packaged, consumer-products
                                                           manufacturer) from January,
                                                           1995 to September, 1999).

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Richard W. Lowry (Age 69)         Trustee       1995       Private Investor since            103(3)                  None
10701 Charleston Drive                                     August, 1987 (formerly
Vero Beach, FL 32963                                       Chairman and Chief
                                                           Executive Officer, U.S.
                                                           Plywood Corporation
                                                           (building products
                                                           manufacturer)).

Charles R. Nelson (Age 62)        Trustee       1981       Professor of Economics,           101                     None
Department of Economics                                    University of Washington,
University of Washington                                   since January, 1976; Ford
Seattle, WA 98195                                          and Louisa Van Voorhis
                                                           Professor of Political
                                                           Economy, University of
                                                           Washington, since
                                                           September, 1993 (formerly
                                                           Director, Institute for
                                                           Economic Research,
                                                           University of Washington
                                                           from September, 2001 to
                                                           June, 2003); Adjunct
                                                           Professor of Statistics,
                                                           University of Washington,
                                                           since September, 1980;
                                                           Associate Editor, Journal
                                                           of Money Credit and
                                                           Banking, since September,
                                                           1993; consultant on
                                                           econometric and statistical
                                                           matters.

John J. Neuhauser (Age 62)        Trustee       1985       Academic Vice President and       103(3)        Saucony, Inc. (athletic
84 College Road                                            Dean of Faculties since                                footwear)
Chestnut Hill, MA 02467-3838                               August, 1999, Boston
                                                           College (formerly Dean,
                                                           Boston College School of
                                                           Management from September,
                                                           1977 to August, 1999).

Patrick J. Simpson (Age 61)       Trustee       2000       Partner, Perkins Coie             101                     None
1120 N.W. Couch Street                                     L.L.P. (law firm).
Tenth Floor
Portland, OR 97209-4128

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas E. Stitzel (Age 69)        Trustee       1998       Business Consultant since          101                    None
2208 Tawny Woods Place                                     1999 (formerly Professor of
Boise, ID 83706                                            Finance from 1975 to 1999,
                                                           College of Business, Boise
                                                           State University);
                                                           Chartered Financial
                                                           Analyst.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 68)       Trustee       1996       Partner and Senior Advisor,        101            Anixter International
8 Sound Shore Drive,                and                    Chicago Growth Partners                             (network support
Suite 285                        Chairman                  (private equity investing)                       equipment distributor);
Greenwich, CT 06830               of the                   since September, 2004                              Ventas, Inc. (real
                                   Board                   (formerly Managing                                  estate investment
                                                           Director, William Blair                            trust); Jones Lang
                                                           Capital Partners (private                         LaSalle (real estate
                                                           equity investing) from                          management services) and
                                                           September, 1994 to                                Ambac Financial Group
                                                           September, 2004).                                  (financial guaranty
                                                                                                                  insurance)

Anne-Lee Verville (Age 59)        Trustee       1998       Retired since 1997                 101          Chairman of the Board of
359 Stickney Hill Road                                     (formerly General Manager,                      Directors, Enesco Group,
Hopkinton, NH 03229                                        Global Education Industry,                      Inc. (designer, importer
                                                           IBM Corporation (computer                          and distributor of
                                                           and technology) from 1994                             giftware and
                                                           to 1997).                                             collectibles)

Richard L. Woolworth (Age 64)     Trustee       1991       Retired since December 2003        101            Northwest Natural Gas
100 S.W. Market Street                                     (formerly Chairman and                          Co. (natural gas service
#1500                                                      Chief Executive Officer,                                provider)
Portland, OR 97207                                         The Regence Group (regional
                                                           health insurer); Chairman
                                                           and Chief Executive
                                                           Officer, BlueCross
                                                           BlueShield of Oregon;
                                                           Certified Public
                                                           Accountant, Arthur Young &
                                                           Company)

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
INTERESTED TRUSTEE
William E. Mayer(2) (Age 65)      Trustee       1994       Partner, Park Avenue Equity       103(3)         Lee Enterprises (print
399 Park Avenue                                            Partners (private equity)                        media), WR Hambrecht +
Suite 3204                                                 since February, 1999                             Co. (financial service
New York, NY 10022                                         (formerly Partner,                                 provider); Reader's
                                                           Development Capital LLC                           Digest (publishing);
                                                           from November, 1996 to                             OPENFIELD Solutions
                                                           February, 1999).                                    (retail industry
                                                                                                             technology provider)

(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

                                              Year First
                                              Elected or
                                  Position     Appointed                            Principal Occupation(s)
     Name, Address and Age       with Funds    to Office                             During Past Five Years
------------------------------   ----------   ----------   -------------------------------------------------------------------------
OFFICERS
Christopher L. Wilson (Age 48)    President      2004      Head of Mutual Funds since August, 2004 and Senior Vice President of the
One Financial Center                                       Advisor since January, 2005; President of the Columbia Funds, Liberty
Boston, MA 02111                                           Funds and Stein Roe Funds since October, 2004; President and Chief
                                                           Executive Officer of the Nations Funds since January, 2005; President of the Galaxy Funds since April 2005; Director of Bank of America Global
                                                           Liquidity Funds, plc since May 2005; Director of Banc of America Capital
                                                           Management (Ireland), Limited since May 2005; Senior Vice President of
                                                           BACAP Distributors LLC since January, 2005; Director of FIM Funding, Inc.
                                                           since January, 2005; Senior Vice President of Columbia Management
                                                           Distributors, Inc. since January, 2005; Director of Columbia Management
                                                           Services, Inc. since January, 2005 (formerly President and Chief
                                                           Executive Officer, CDC IXIS Asset Management Services, Inc. from
                                                           September, 1998 to August, 2004).

J. Kevin Connaughton (Age 40)     Treasurer      2000      Treasurer of the Columbia Funds since October, 2003 and of the Liberty
One Financial Center                                       Funds, Stein Roe Funds and All-Star Funds since December, 2000; Vice
Boston, MA 02111                                           President of the Advisor since April, 2003 (formerly President of the
                                                           Columbia Funds, Liberty Funds and Stein Roe Funds from February, 2004 to
                                                           October, 2004; Chief Accounting Officer and Controller of the Liberty
                                                           Funds and All-Star Funds from February, 1998 to October, 2000); Treasurer of the Galaxy Funds since September, 2002 (formerly Treasurer from
                                                           December, 2002 to December, 2004 and President from February, 2004 to
                                                           December, 2004 of the Columbia Management Multi-Strategy Hedge Fund, LLC;
                                                           Vice President of Colonial Management Associates, Inc. from February,
                                                           1998 to October, 2000).

Mary Joan Hoene (Age 55)           Senior        2004      Senior Vice President and Chief Compliance Officer of the Columbia Funds,
100 Federal Street                  Vice                   Liberty Funds, Stein Roe Funds and All-Star Funds since August, 2004;
Boston, MA 02110                  President                Chief Compliance Officer of the Columbia Management Multi-Strategy Hedge
                                  and Chief                Fund, LLC since August, 2004; Chief Compliance Officer of the BACAP
                                 Compliance                Alternative Multi-Strategy Hedge Fund LLC since October, 2004 (formerly
                                   Officer                 Partner, Carter, Ledyard & Milburn LLP from January, 2001 to August,
                                                           2004; Counsel, Carter, Ledyard & Milburn LLP from November, 1999 to
                                                           December, 2000; Vice President and Counsel, Equitable Life Assurance
                                                           Society of the United States from April, 1998 to November, 1999).

Michael G. Clarke (Age 35)          Chief        2004      Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein Roe
One Financial Center             Accounting                Funds and All-Star Funds since October, 2004 (formerly Controller of the
Boston, MA 02111                   Officer                 Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds from
                                                           May, 2004 to October, 2004; Assistant Treasurer from June, 2002 to May,
                                                           2004; Vice

                                                           President, Product Strategy & Development of the Liberty Funds and Stein
                                                           Roe Funds from February, 2001 to June, 2002; Assistant Treasurer of the
                                                           Liberty Funds, Stein Roe Funds and the All-Star Funds from August, 1999 to February, 2001; Audit Manager, Deloitte & Toche LLP from May, 1997 to
                                                           August, 1999).

Jeffrey R. Coleman (Age 35)      Controller      2004      Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                       All-Star Funds since October, 2004 (formerly Vice President of CDC IXIS
Boston, MA 02111                                           Asset Management Services, Inc. and Deputy Treasurer of the CDC Nvest
                                                           Funds and Loomis Sayles Funds from February, 2003 to September, 2004;
                                                           Assistant Vice President of CDC IXIS Asset Management Services, Inc. and
                                                           Assistant Treasurer of the CDC Nvest Funds from August, 2000 to February,
                                                           2003; Tax Manager of PFPC, Inc. from November, 1996 to August, 2000).

R. Scott Henderson (Age 45)       Secretary      2004      Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds since
One Financial Center                                       December, 2004 (formerly Of Counsel, Bingham McCutchen from April, 2001
Boston, MA 02111                                           to September, 2004; Executive Director and General Counsel, Massachusetts
                                                           Pension Reserves Investment Management Board from September, 1997 to
                                                           March, 2001).

Trustee Positions

As of December 31, 2004, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity.

General

Messrs. Lowry, Mayer and Neuhauser are also trustees/directors of the Liberty All-Star Funds.

The Trustees serve as trustees of 101 registered investment companies managed by the Advisor for which each Trustee receives a retainer at the annual rate of $45,000 and an attendance fee of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December, 2003, Mr. Theobald began serving as the Chairman of the Board. As the independent chairman of the board, Mr. Theobald receives a supplemental retainer at the annual rate of of $100,000; the chair of the Audit Committee receives a supplemental retainer at the annual rate of $10,000; the chair of each other committee receives a supplemental retainer at the annual rate of $5,000. Members of each committee, except the Audit Committee, receive $1,500 for each committee meeting. Each Audit Committee member receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 133 open-end and 10 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

MANAGEMENT AGREEMENT

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. Columbia Management Distributors, Inc. (formerly named Columbia Funds Distributor, Inc.) pays the cost of printing and distributing all other Prospectuses.

ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO CERTAIN FUNDS AND THEIR RESPECTIVE TRUSTS. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION REGARDING YOUR FUND).

Under an Administration Agreement, the Advisor, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

          (a)  providing office space, equipment and clerical personnel;

          (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund;

          (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

          (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

          (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

          (f)  maintaining certain books and records of each Fund.

With respect to Columbia Money Market Fund (formerly named Liberty Money Market
Fund) and Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund), the Administration Agreement for these Funds provides that the Advisor will monitor compliance by the Fund with Rule 2a-7 under the 1940 Act and report to the Trustees from time to time with respect thereto. The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

TRUST SERVICES AGREEMENT

Pursuant to a Trust Services Agreement, CMS provides the Columbia Tax-Managed Growth Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. CMS's fee is described in the Prospectuses of the Columbia Tax-Managed Growth Fund.

THE PRICING AND BOOKKEEPING AGREEMENT

The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement. SEE "FUND CHARGES AND EXPENSES" IN
PART 1 OF THIS SAI FOR INFORMATION ON THESE FEES.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the Funds. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The Funds and clients advised by the Advisor or the Funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.

POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Advisor believes are faced by investment professionals at most major financial firms. The Advisor and the Trustees of the Columbia Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

          - The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

          - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

          - The trading of other accounts could be used to benefit higher-fee accounts (front- running).

          - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

"Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Advisor and the Funds' Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Columbia-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

The Advisor or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

A Fund's portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at the Advisor, including each Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Advisor and each Fund, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of each Fund.

BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute securities transactions for a Fund.

The Advisor places the transactions of the Funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the Funds' transactions where the Funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by Funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a Fund.

The Advisor may use the services of affiliated broker-dealers, when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

PRINCIPAL UNDERWRITER

CMD is the principal underwriter of the Trust's shares. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT

CMS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CMS is based on number of accounts plus reimbursement for certain out-of-pocket expenses. SEE

"FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY CMS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CMS or generally by 6 months' notice by CMS to the Fund. The agreement limits the liability of CMS to the Fund for loss or damage incurred by the Fund to situations involving a failure of CMS to use reasonable care or to act in good faith and without negligence in performing its duties under the agreement. The Fund will indemnify CMS from, among other things, any and all claims, actions, suits, losses, costs, damages, and expenses incurred by it in connection with its acceptance of this Agreement, provided that: (i) to the extent such claims, actions, suits, losses, costs, damages, or expenses relate solely to a particular series or group of series of shares, such indemnification shall be only out of the assets of that series or group of series; (ii) this indemnification shall not apply to actions or omissions constituting negligence or misconduct of CMS or its agents or contractors, including but not limited to willful misfeasance, bad faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under this Agreement; and (iii) CMS shall give a Fund prompt notice and reasonable opportunity to defend against any such claim or action in its own name or in the name of CMS.

CODE OF ETHICS

The Funds, the Advisor, and CMD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

ANTI-MONEY LAUNDERING COMPLIANCE

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account, halting all shareholder activity with respect to such account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

PROXY VOTING POLICIES AND FUND PROXY VOTING RECORD

The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

The Advisor's proxy voting guidelines and procedures are included in this SAI as Appendix II. In accordance with SEC regulations, the fund's proxy voting record for the last twelve-month period ended June 30 has been filed with the SEC. You may obtain a copy of the fund's proxy voting record (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Columbia Funds have adopted policies with respect to the disclosure of the Funds' portfolio holdings by the Funds, Columbia Management, or their affiliates. These policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Funds' website at www.columbiafunds.com, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Fund's policies are described below. The Trustees shall be updated as needed regarding the Fund's compliance with the policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Columbia Management and its affiliates. The Fund's policies prohibit Columbia Management and the Fund's other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund's shares, third-party service providers, rating and ranking organizations and affiliated persons of the Fund.

PUBLIC DISCLOSURES. The Fund's portfolio holdings are currently disclosed to the public through required filings with the SEC and, for equity and fixed income funds, on the Fund's website at www.columbiafunds.com. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund's fiscal year). Shareholders may obtain the Fund's Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Fund's Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

The equity and fixed income Columbia Funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:

                                                            FREQUENCY OF
   TYPE OF FUND              INFORMATION PROVIDED            DISCLOSURE            DATE OF WEB POSTING
------------------   ------------------------------------   ------------   ----------------------------------
   Equity Funds      Full portfolio holdings information.      Monthly      30 calendar days after month-end.
Fixed Income Funds   Full portfolio holdings information.     Quarterly    60 calendar days after quarter-end

The scope of the information provided relating to the Fund's portfolio that is made available on the website may change from time to time without prior notice.

For Columbia's money market funds, a complete list of a Fund's portfolio holdings shall be publicly available on a monthly basis on the fifth business date after month-end. Shareholders may request such information by writing or calling the Fund's distributor, Columbia Management Distributors, Inc. at the address listed on the cover of this SAI.

A Fund, Columbia Management or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

OTHER DISCLOSURES. The Fund's policies provide that non-public disclosures of the Fund's portfolio holdings may be made if (1) the Fund has a legitimate business purpose for making such disclosure, (2) the Fund's chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.

The Fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to Columbia Management and its affiliates, these service providers include the Fund's custodian and sub-custodians, the Fund's independent registered public accounting firm, legal counsel, financial printers(R.R. Donnelly & Sons and Bowne & Co., Inc.), the Fund's proxy voting service provider (Alamo Direct Mail Services, Inc.), the Fund's proxy solicitor (Georgeson Shareholder Communications Inc.), rating agencies that maintain ratings on certain Columbia Funds (Fitch, Inc.) and service providers that support Columbia Management's trading systems (InvestorTool, Inc. and Thomson Financial).These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. The Fund may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Certain clients of the Fund's investment adviser(s) may follow a strategy similar to that of the Fund, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Fund.

DETERMINATION OF NET ASSET VALUE

Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the official closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value following procedures approved by the Trust's Board of Trustees.

(The following two paragraphs are applicable only to Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund) and Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund))

Trading in securities on stock exchanges and over-the-counter markets in foreign securities markets is normally completed well before the close of the business day in New York. Trading on foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

AMORTIZED COST FOR MONEY MARKET FUNDS (SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "INFORMATION CONCERNING THE FUND" IN PART 1 OF THE SAI OF COLUMBIA MONEY MARKET FUND (FORMERLY NAMED LIBERTY MONEY MARKET FUND) AND COLUMBIA MUNICIPAL MONEY MARKET FUND (FORMERLY NAMED LIBERTY MUNICIPAL MONEY MARKET
FUND))

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Under the amortized cost method a security is initially valued at cost and thereafter any discount or premium from maturity value is amortized ratably to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. If a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Columbia Money Market Fund (formerly named Liberty Money Market Fund) or the Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund) for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund may accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CMS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Investors should understand that, since the offering price of the Fund's shares is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge paid as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CMD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CMD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CMD may from time to time reallow additional amounts to all or certain FSFs. CMD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CMD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars. Travelers checks, gift checks, credit card convenience checks, credit cards, cash and ban counter (starter checks) are not accepted.

CMS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CMS, provided the new FSF has a sales agreement with CMD.

Shares credited to an account are transferable upon written instructions in good order to CMS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you may send the certificates to CMS for deposit to your account.

In addition to the commissions specified in a Fund's prospectus and this SAI, CMD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that CMD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CMD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, CMD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.

In addition, CMD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.

CMD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:

1st Global Capital Corp
401 Company
ABN AMRO Trust Services
ADP Retirement Services
Advest
AEGON/Transamerica
AG Edwards
American Century Services
American Express
AMG
AON Consulting
AST Trust Company
Banc of America Investment Services
BancOne
Bear Stearns
Benefit Plan Administrators
Bidwell & Company
BNY Clearing
C N A Trust
Charles Schwab
CIBC Oppenheimer
Citigroup Global Markets
CitiStreet Associates LLC
City National Bank
City of Milwaukee
Columbia Trust Company
Commonwealth Financial
Compensation & Capital
CPI Qualified Plan Consultants
Daily Access Concepts
Davenport & Company
Delaware Investments
Digital Retirement Solutions
Discover Brokerage
Dreyfus/Mellon
Edgewood Services
Edward Jones

E-Trade,
ExpertPlan
FAS Liberty Life Spectrum
Ferris Baker Watts
Fidelity
Financial Data Services
Franklin Templeton
Freeman Welwood
Gem Group
Great West Life
Hewitt Associates LLC
Huntington Bank
ING
Intermountain Health Care
Investmart, Inc.
Investment Manager Services (IMS)
Janney Montgomery Scott
JJB Hilliard Lyons
JP Morgan/American Century
Kenney Investments
Kirkpatrick Pettis Smith Polian Inc
Legg Mason Wood Walker
Liberty Life
Lincoln Financial
Lincoln Life
Linsco Private Ledger
M & T Securities
Marquette Trust Company
Mass Mutual Life
Matrix Settlement & Clearance Services (MSCS)
McDonald Investments
Merrill Lynch
MetLife
MFS
Mfund Trax
MidAtlantic Capital
Milliman USA
Morgan Keegan
Morgan Stanley Dean Witter
PFPC
Nationwide Investment Services
Neuberger Berman Mgmt
NFP Securities
NSD -NetStock Sharebuilder
NYLife Distributors
Optimum Investment Advisors
Orbitex
Pershing LLC
Phoenix Home Life
Piper Jaffray
PNC
PPI Employee Benefits
Private Bank & Trust
Prudential
Putnam Investments
Raymond James
RBC Dain Rausher
Robert W Baird
Royal Alliance
RSM McGladrey Inc.

Safeco
Scott & Stringfellow
Scudder Investments
Security Benefit
Segall Bryant Hamill
South Trust Securities
Southwest Securities
Standard Insurance
Stanton Group
State of NY Deferred Compensation Plan
Stephens, Inc.
Stifel Nicolaus & Co
Strong Capital
Sungard T Rowe Price
Trustar Retirement Services
Trustlynx/Datalynx
UBS Financial Services
USAA Investment Management
Vanguard
Wachovia
TD Waterhouse
Webster Investment Services
Wells Fargo
Wilmington Trust

PLEASE CONTACT YOUR FSF OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY
RECEIVE.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most Funds advised by the Advisor may be purchased through the Automatic Investment Plan. Electronic fund transfers for a fixed amount of at least $50 ($25 for IRA) are used to purchase a Fund's shares at the public offering price next determined after CMD receives the proceeds. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CMD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, D, T, G and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any fund distributed by CMD in which you have a current balance of at least $5,000 into the same class of shares of up to five other Funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Sales charges may apply if exchanging from a money market fund. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC or sales charges.

Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Management Services, Inc. (formerly named Columbia Funds Services, Inc.) (CMS) P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or financial advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CMD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" below for more information.

CLASS T SHAREHOLDER SERVICES PLAN. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the Trusts plan to enter into servicing agreements with institutions (including Bank of America Corporation and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each Fund other than the Columbia Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the Fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares;
(ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.

The payments under the servicing agreements entered into as of the date of this SAI are limited to an aggregate fee of not more than 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.15% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The Funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.

Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such Funds on any day do not exceed the income to be accrued to such Class T shares on that day.

The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the Funds. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Columbia's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.

TAX-SHELTERED RETIREMENT PLANS (Retirement Plans). CMD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Management prototype plans offered through CMD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CMD.

Participants in Retirement Plans not sponsored by CTC, not including Individual Retirement Accounts (IRAs), may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with CMS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CMS. The close out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any Fund distributed by CMD, or if the Retirement Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling CMS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification numbers available when calling.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CMS for more information at 1-800-345-6611.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHTS OF ACCUMULATION (Columbia Class A and Class T shares, Nations Class A shares and Galaxy Retail A shares only) (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase of Class A or Class T shares with prior purchases of other funds and classes distributed by CMD. The applicable sales charge is based on the combined total of:

1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all shares of funds for which CMD serves as distributor (Funds) held by the shareholder.

CMD must be promptly notified of each purchase with respect to which a shareholder is entitled to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CMS. A Fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A, Class E and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all fund shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund)). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CMS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement (provided the FSF returns to CMD the excess commission previously paid during the thirteen-month period). The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price.

If the amount of the Statement is not purchased, the shareholder shall remit to CMD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CMS will redeem escrowed Class A, E or T shares with a value equal to such difference. The additional FSF commission will be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CMS at 1-800-345-6611.

NET ASSET VALUE ELIGIBILITY GUIDELINES (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS).

1. Employees, brokers and various relationships that are allowed to buy at NAV. Class A shares of certain Funds may be sold at (NAV) to the following individuals, whether currently employed or retired: Employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries; Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CMD, or its successors and companies affiliated with the Advisor; Registered representatives and employees of Financial Service Firms (including their affiliates) that are parties to dealer agreements or other sales arrangements with CMD; Nations Funds' Trustees, Directors and employees of its investment sub-advisers; Broker/Dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes; employees or partners of any contractual service provider to the funds

     NAV eligibility for Class A purchase also applies to the families of the parties listed above and their beneficial accounts. Family members include: spouse, parent, stepparent, legal guardian, child, stepchild, father-in-law and mother-in-law.

     Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

     Registered broker/dealer firms that have entered into a Nations Funds dealer agreement with BACAP Distributors, LLC may buy Class A shares without paying a front-end sales charge for their investment account only.

     Banks, trust companies and thrift institutions, acting as fiduciaries.

2. Grandfathered investors. Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may purchase Class A shares of any Fund at NAV in those cases where a Columbia Fund Class Z share is not available.

     Shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at (NAV) will continue to be eligible for NAV purchases into those Nations Fund accounts opened through August 19, 2005.

     Galaxy Fund shareholders prior to December 1, 1995; and shareholders who
     (i) purchased Galaxy Fund Prime A shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.

     (For Class T shares only) Shareholders who (i) purchased Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

3. Reinstatement. Subject to the fund policy on trading of fund shares, an investor who has redeemed class A, B, C, D, G or T shares may, upon request, reinstate within 1 year a portion or all of the proceeds of such sales in shares of class A of any fund at the NAV next determined after Columbia Management Services, Inc. received a written reinstatement request and payment.

4. Retirement Plans. Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with CMD pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

5. Non-U.S. Investors. Certain pension, profit-sharing or other employee benefit plans offered to non-US investors may be eligible to purchase Class A shares with no sales charge.

6. Reorganizations. At the Fund's discretion, NAV eligibility may apply to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

7. Rights of Accumulation (ROA). The value of eligible accounts, regardless of class, maintained by you and you and your immediate family may be combined with the value of your current purchase to reach a sales discount level and to obtain the lower sales charge for your current purchase.

8. Letters of Intent (LOI). You may pay a lower sales charge when purchasing class A shares by signing a letter of intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the LOI within 13 months. If your LOI purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Class A, B, C, D, E, matured F, G and T shares) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act
     (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CMS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value at the time that the SWP is established. Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met. For redemptions in excess of 12% of the account's value at the time that the SWP is established, a CDSC will be charged on the SWP redemption. The 12% limit does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by CMD.

6. Qualified Retirement Plans. CDSCs may be waived on CMD shares sold by employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must be a participant in an alliance program th at has signed an agreement with Columbia Funds or CMD.

7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and
     (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

8. Return of Commission. CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

9. Non-U.S. Investors. CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

10. IRS Section 401 and 457. CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under
     Section 401 or 457 of the tax code.

11. Medical Payments. CDSCs may be waived on shares redeemed for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

12. Plans of Reorganization. At the Funds' discretion, CDSCs may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a fund is a party.

13. Charitable Giving Program. CDSCs may be waived on the sale of Class C or Class D shares sold by a non-profit organization qualified under Section 501(c)(3) of the tax code in connection with the Banc of America Capital Management Charitable Giving Program.

14. The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling or delay sending proceeds from your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction to CMS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CMS and many banks. Additional documentation may be required for sales by corporations, agents, fiduciaries, surviving joint owners, individual retirement account holders and other legal entities. Call CMS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, FSF's are responsible for furnishing all necessary documentation to CMS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN (SWP). The shareholder may establish a SWP. A specified dollar amount, share amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawalsof shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their share account may do so but may be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CMS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in "street name" must be made payable to the back office via the NSCC.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions by check and ACH are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, to a pre-existing bank account or furnishing a signature guaranteed request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CMS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address account and taxpayer identification numbers. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions apply to retirement plan accounts.

CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A and Z shares of certain Funds)

Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CMS will provide checks to be drawn on Mellon Trust of New England, N.A. (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks., However, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON-CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, a Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

INFORMATION APPLICABLE TO CLASS G AND CLASS T SHARES

The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the Funds are subject to a front-end sales charge. Investments in Class G shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.15% and 0.30%, respectively, of the Fund's average daily net assets attributable to its Class T shares. Class G shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.80% and 0.95%, respectively, of the Fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares. Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.

CLASS T SHARES. The public offering price for Class T shares of the Funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 to $25,000,000. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                                    REALLOWANCE TO
                                     REALLOWANCE TO DEALERS        DEALERS AS A % OF
                                    AS A % OF OFFERING PRICE        OFFERING PRICE
      AMOUNT OF TRANSACTION          PER SHARE - BOND FUNDS    PER SHARE - EQUITY FUNDS
      ---------------------         ------------------------   ------------------------
Less than $50,000                             4.25                       5.00
$50,000 but less than $100,000                3.75                       3.75
$100,000 but less than $250,000               2.75                       2.75
$250,000 but less than $500,000               2.00                       2.00
$500,000 but less than $1,000,000             1.75                       1.75
$1,000,000 and over                           0.00                       0.00

The appropriate reallowance to dealers will be paid by CMD to broker-dealer organizations which have entered into agreements with CMD. The reallowance to dealers may be changed from time to time.

Certain affiliates of the Advisor may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of Bank of America Corporation's affiliates.

INFORMATION APPLICABLE TO CERTAIN CLASS G SHARES RECEIVED BY FORMER GALAXY FUND RETAIL B SHAREHOLDERS IN CONNECTION WITH THE GALAXY/LIBERTY REORGANIZATION. The following table describes the CDSC schedul e applicable to Class G shares received by former Galaxy Fund Retail B shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 None

Class G shares received in exchange for Galaxy Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares seven years after purchase. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Asset Allocation Fund and/or International Equity Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.50
Through second year                   5.00
Through third year                    4.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Through the seventh year              None
Longer than seven years               None

If you acquired Retail B Shares in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class T shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

CLASS G SHARES PURCHASED AFTER THE GALAXY/LIBERTY REORGANIZATION. The public offering price for Class G shares of the Funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within seven years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from CMD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Columbia may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a Fund. See "Class T Shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to CMD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares. Class G shares of a Fund will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow CMD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.

Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - (i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a Fund, and subsequently acquires additional Class G shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the Fund, including those acquired through reinvestment, will convert to Class T shares of the Fund on the same date.

INFORMATION APPLICABLE TO CERTAIN CLASS B SHAREHOLDERS

Except for the following, Class B Share Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.

The following table describes the CDSC schedule applicable to Class B shares received by Galaxy Quality Plus Bond Fund shareholders in exchange for Prime B Shares in connection with the Galaxy/Liberty reorganization.

SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

     Automatic conversion to Class A shares occurs eight years after purchase.

     The Class B share discount program for purchases of $250,000 or more is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

INFORMATION APPLICABLE TO CERTAIN CLASS A SHAREHOLDERS:

     Except as set forth in the following paragraph, Class A share CDSCs are described in the Prospectuses:

     Class A shares received by former Galaxy High Quality Bond Fund shareholders in exchange for Prime A Shares in connection with the Galaxy/Liberty reorganization of that Fund are subject to a 1% CDSC upon redemption of such Class A shares if the Prime A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.

Shares of some Funds that pay daily dividends (include Funds) will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. Shares of some Funds that pay daily dividends (exclude Funds) Columbia will be earned starting with the day after that Fund receives payments for the shares. To determine whether a particular Fund is an include or exclude fund, customers can call 1-800-345-6611.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of certain other funds. The prospectus of each Fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange Consult CMS before requesting an exchange.

If you acquire Class A shares of an international fund by exchange from any other fund, you will not be permitted to exchange those shares into another fund for 30 calendar days, although you may redeem those shares at any time. An exchange order received prior to the expiration of the 30-day period will not be honored.

By calling CMS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CMS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CMS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CMS may require customary additional documentation. Prospectuses of the other Funds are available from the CMD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

Consult your FSF or CMS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund. Sales charges may apply for exchanges from money market funds.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Trust has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2005. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust's By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series. Shares of each Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

          Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

          Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

AAA bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

AA bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

BA bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Prime-1 Highest Quality
          Prime-2 Higher Quality
          Prime-3 High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these securities, and 'D' represents the lowest potential for recovery.

                                   APPENDIX II

                   COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA")
                      PROXY VOTING POLICIES AND PROCEDURES
                 ADOPTED JULY 1, 2003 AND REVISED MARCH 4, 2005

POLICY:

ALL PROXIES(1) REGARDING CLIENT SECURITIES FOR WHICH COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA") HAS ASSUMED AUTHORITY TO VOTE SHALL, UNLESS CMA DETERMINES IN ACCORDANCE WITH POLICIES STATED BELOW TO ABSTAIN FROM VOTING, BE VOTED IN A MANNER CONSIDERED BY CMA TO BE IN THE BEST INTEREST OF CMA'S CLIENTS, INCLUDING THE CMG FAMILY FUNDS(2) AND THEIR SHAREHOLDERS, WITHOUT REGARD TO ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES. THE BEST INTEREST OF CLIENTS IS DEFINED FOR THIS PURPOSE AS THE INTEREST OF ENHANCING OR PROTECTING THE ECONOMIC VALUE OF CLIENT ACCOUNTS, CONSIDERED AS A GROUP RATHER THAN INDIVIDUALLY, AS CMA DETERMINES IN ITS SOLE AND ABSOLUTE DISCRETION. IN THE EVENT A CLIENT BELIEVES THAT ITS OTHER INTERESTS REQUIRE A DIFFERENT VOTE, CMA SHALL VOTE AS THE CLIENT CLEARLY INSTRUCTS, PROVIDED CMA RECEIVES SUCH INSTRUCTIONS IN TIME TO ACT ACCORDINGLY.

CMA ENDEAVORS TO VOTE, IN ACCORDANCE WITH THIS POLICY, ALL PROXIES OF WHICH IT BECOMES AWARE, SUBJECT TO THE FOLLOWING EXCEPTIONS (UNLESS OTHERWISE AGREED) WHEN CMA EXPECTS TO ROUTINELY ABSTAIN FROM VOTING:

     1. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE THE SECURITY HAS BEEN LOANED FROM THE CLIENT'S ACCOUNT.

     2. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE CMA DEEMS THE COSTS TO THE CLIENT AND/OR THE ADMINISTRATIVE INCONVENIENCE OF VOTING THE SECURITY (E.G., SOME FOREIGN SECURITIES) OUTWEIGH THE BENEFIT OF DOING SO.

CMA SEEKS TO AVOID THE OCCURRENCE OF ACTUAL OR APPARENT MATERIAL CONFLICTS OF INTEREST IN THE PROXY VOTING PROCESS BY VOTING IN ACCORDANCE WITH PREDETERMINED VOTING GUIDELINES, AS STATED BELOW. FOR THOSE PROXY PROPOSALS THAT REQUIRE SPECIAL CONSIDERATION OR IN INSTANCES WHERE SPECIAL CIRCUMSTANCES MAY REQUIRE VARYING FROM THE PREDETERMINED GUIDELINES, THE CMG PROXY COMMITTEE WILL DETERMINE THE BEST INTEREST OF CMA'S CLIENTS AND VOTE ACCORDINGLY, WITHOUT CONSIDERATION OF ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES.

OVERVIEW:

CMA's policy is based upon its fiduciary obligation to act in its clients' best interest. Citing this obligation, the SEC has adopted rules pursuant to the Investment Advisers Act of 1940 and Investment Company Act of 1940 with respect to proxy voting.

PROCEDURE:

I. ACCOUNT POLICIES

Except as otherwise directed by the client, CMA shall vote as follows:

SEPARATELY MANAGED ACCOUNTS

CMA shall vote proxies on securities held in its separately managed accounts.

COLUMBIA TRUST COMPANY (CTC) TRUST POOLS

CMA shall vote proxies on securities held in the trust pools.

CMG FAMILY FUNDS/CMA FUND TRUST

CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

COLUMBIA PRIVATE PORTFOLIO

CMA shall vote proxies on securities held in its separately managed accounts.

ALTERNATIVE INVESTMENT GROUP

----------
(1) The term "proxy" as used herein refers to consents, elections and authorizations solicited by any party with respect to securities of any sort.

(2) A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

CMA's clients may invest in securities ("Alternative Investments") issued by alternative investment vehicles (i.e. hedge funds, private equity funds, and other alternative investment pools) that are structured as private limited partnerships ("LPs"), limited liability companies ("LLCs") or offshore corporations. Generally, CMA's Alternative Investment Group ("AIG") is the platform through which CMA provides advisory services relating to Alternative Investments.

The voting rights of Alternative Investments generally are rights of contract set forth in the limited liability company or limited partnership agreement, in the case of LLCs and LPs, or Memorandum and Articles of Association or By-laws, in the case of offshore corporations. Also, as privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, proxies are not solicited regarding Alternative Investment vehicles. Instead, consents may be solicited from members, limited partners or shareholders.

Because of the unique characteristics of Alternative Investments, CMA has a tailored process for voting Alternative Investment proxies and consents.

Process

AIG will vote all Alternative Investment proxies and consents in accordance with this Policy. The committee voting AIG proxies consists of AIG senior management, investment and operations professionals. Conflicts of interest are to be monitored and resolved as set forth in this Policy.

II. PROXY COMMITTEE

CMA shall establish a Proxy Committee whose standing members shall include the head of core equity, head of value, head of growth, head of income strategies, head of equity research and head of fixed income research. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf.

The Proxy Committee's functions shall include, in part,

          (a) direction of the vote on proposals where there has been a recommendation to the Committee, pursuant to Section IV.B, not to vote according to the predetermined Voting Guidelines stated in Section IV.A or on proposals which require special, individual consideration in accordance with Section IV.C;

          (b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

          (c) review at least annually of existing Voting Guidelines and need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

          (d) development and modification of Voting Procedures, as stated in
          Section V, as it deems appropriate or necessary.

The Proxy Committee shall establish a charter, which shall set forth the Committee's purpose, membership and operation. The Committee's charter shall be consistent, in all material respects, with this policy and procedure.

III. CONFLICTS OF INTEREST

With Other Bank of America Businesses

Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

Within CMA

Conflicts of interest may also arise from the business activities of CMA. For example, CMA might manage (or be seeking to manage) the assets of a benefit plan for an issuer. CMA may also be presented with an actual or apparent conflict of interest where proxies of securities issued by BAC or a CMG Family Fund, for which CMA serves as investment adviser, are to be voted for a client's account.

Management of Conflicts

CMA's policy is to always vote proxies in the best interest of its clients, as a whole, without regard to its own self-interest or that of its affiliates. BAC as well as CMA has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

          1. BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or (as in the case of BACAP associates) non-trust fiduciary responsibilities, including investment decision-making and proxy voting.

          2. In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.

          3. Within CMA, CMA's Code of Ethics affirmatively requires that associates of CMA act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's Clients.

          4. By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

               - To disclose to the chairperson of the Proxy Committee and the chairperson to the head of CMG Compliance any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA shall vote proxies. In the event the chairperson of the Proxy Committee has a conflict of interest regarding a given matter, he or she shall abstain from participating in the Committee's determination of whether and/or how to vote in the matter; and

               - To refrain from taking into consideration, in the decision as to whether or how CMA shall vote proxies:

                    - The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

                    - Any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of CMA or BAC.

Where a material conflict of interest is determined to have arisen in the proxy voting process that may not be adequately mitigated by voting in accordance with the predetermined Voting Guidelines, CMA's policy is to invoke one or more of the following conflict management procedures:

1. Convene the Proxy Committee for the purpose of voting the affected proxies in a manner that is free of the conflict.

2. Causing the proxies to be voted in accordance with the recommendations of a qualified, independent third party, which may include CMA's proxy voting agent.

3. In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

IV. VOTING GUIDELINES

A. THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING PROXIES:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

     - Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

          However, CMA generally will WITHHOLD votes from pertinent director nominees if:

               (i) the board as proposed to be constituted would have more than one-third of its members from management;

               (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);

               (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);

               (iv) a director serves on more than six public company boards;

               (v) the CEO serves on more than two public company boards other than the company's board.

          On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

     - Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.

     - Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

     - Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

          -    Established governance standards and guidelines.

          - Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.

          - Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

          - A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

          - Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

          - The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

     - Proposals that grant or restore shareholder ability to remove directors with or without cause.

     - Proposals to permit shareholders to elect directors to fill board vacancies.

     - Proposals that encourage directors to own a minimum amount of company stock.

     -    Proposals to provide or to restore shareholder appraisal rights.

     -    Proposals to adopt cumulative voting.

     -    Proposals for the company to adopt confidential voting.

CMA generally will vote AGAINST:

     - Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

     - Proposals that give management the ability to alter the size of the board without shareholder approval.

     - Proposals that provide directors may be removed only by supermajority vote.

     -    Proposals to eliminate cumulative voting.

     - Proposals which allow more than one vote per share in the election of directors.

     - Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

     - Proposals that mandate a minimum amount of company stock that directors must own.

     -    Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

     - Director and officer indemnification and liability protection. CMA is opposed to entirely eliminating directors' and officers' liability for monetary damages for violating the duty of care. CMA is also opposed to expanding coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. CMA supports proposals which provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he/she reasonably believed was in the best interests of the company, AND (ii) if the director's legal expenses would be covered.

     - Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

     - Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 10% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

     - Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

     -    Proposals asking a company to expense stock options.

     -    Proposals to put option repricings to a shareholder vote.

     - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

CMA generally will vote AGAINST:

     - Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.

     - Proposals to authorize the replacement or repricing of out-of-the money options.

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

     - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

          For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

     - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

     - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

     - Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

     - CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

     - CMA generally votes FOR shareholder proposals to eliminate a poison pill.

     - CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

     - CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.

Supermajority vote

     - CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

     - CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

     - Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

     - Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

          -    Credible reason exists to question:

               - The auditor's independence, as determined by applicable regulatory requirements.

               - The accuracy or reliability of the auditor's opinion as to the company's financial position.

          - Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.

     - Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

     - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

     - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

     - Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

     - Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.

CMA will vote AGAINST:

     - Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

     - Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

     - Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

     - FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

     - FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

     - Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

     - Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

     - Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

     - Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.

     - Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.

     - Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

8.  Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

     -    Board structure

     -    Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     - Ignore a shareholder proposal that is approved by a majority of shares outstanding;

     - Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

     -    Are interested directors and sit on the audit or nominating committee;
          or

     - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

     -    Past performance relative to its peers

     -    Market in which fund invests

     - Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

     - Past shareholder activism, board activity and votes on related proposals

     -    Strategy of the incumbents versus the dissidents

     -    Independence of incumbent directors; director nominees

     -    Experience and skills of director nominees

     -    Governance profile of the company

     -    Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Past performance as a closed-end fund

     -    Market in which the fund invests

     -    Measures taken by the board to address the discount

     - Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

     -    Proposed and current fee schedules

     -    Fund category/investment objective

     -    Performance benchmarks

     -    Share price performance as compared with peers

     -    Resulting fees relative to peers

     -    Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

     -    Stated specific financing purpose

     -    Possible dilution for common shares

     -    Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

     -    Potential competitiveness

     -    Regulatory developments

     -    Current and potential returns

     -    Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a nonfundamental restriction, considering the following factors:

     -    Fund's target investments

     -    Reasons given by the fund for the change

     -    Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:

     -    Political/economic changes in the target market

     -    Consolidation in the target market

     -    Current asset composition

Change in Fund's Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:

     -    Potential competitiveness

     -    Current and potential returns

     -    Risk of concentration

     -    Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

     -    Strategies employed to salvage the company

     -    Past performance of the fund

     -    Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

     -    The degree of change implied by the proposal

     -    The efficiencies that could result

     -    The state of incorporation; net effect on shareholder rights

     -    Regulatory standards and implications

CMA will vote FOR:

     - Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

     - Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

     -    Proposals enabling the Board to:

          -    Change, without shareholder approval the domicile of the fund

          - Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

     -    Regulations of both states

     -    Required fundamental policies of both states

     -    The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Fees charged to comparably sized funds with similar objectives

     -    The proposed distributor's reputation and past performance

     -    The competitiveness of the fund in the industry

     -    Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Resulting fee structure

     -    Performance of both funds

     -    Continuity of management personnel

     -    Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

     -    Performance of the fund's NAV

     -    The fund's history of shareholder relations

     -    The performance of other funds under the adviser's management

9. Alternative Investment Group ("AIG") Matters

The AIG Proxy Sub-Committee generally will vote in accordance with the guidelines set forth in this policy. With respect to matters that are not addressed by the guidelines, the AIG Proxy Sub-Committee will vote each such matter on a CASE-BY-CASE basis.

B. ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.

A Portfolio Manager, sub-adviser or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines stated in Section IV.A. In this situation, he or she shall request that the Proxy Committee consider voting the proxy other than according such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption.

C. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The following proposals require special, individual consideration. The Proxy Committee will determine how proxies related to all such proposals will be voted.

               1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

               2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

               3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

               4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

               5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified in Section IV.A.

               6. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

               7. PREEMPTIVE RIGHTS. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines set forth in Section IV above. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to effect the purposes of this Policy.

     - CMA shall use an independent, third-party vendor (currently Institutional Shareholder Services ("ISS")), to implement its proxy voting process as CMAs proxy voting agent. This retention is subject to CMA continuously assessing the vendor's independence from CMA and its affiliates, and the vendor's ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with CMA's proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor's other clients and the owners, officers or employees of any such firm, on the one hand, and CMA's clients, on the other hand. As means of performing this assessment, CMA will require various reports and notices from the vendor, as well as periodic audits of the vendor's voting record and other due diligence.

     - ISS shall provide proxy analysis and record keeping services in addition to voting proxies on behalf of CMA in accordance with this Policy.

     - On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in all accounts over which CMA has voting authority. Information regarding equity holdings for international portfolio shall be sent weekly.

     - ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be promptly noted and resolved by ISS, with notice to CMA.

     - Whenever a vote is solicited, ISS shall execute the vote according to CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section IV.A.

     - If ISS is not sure how to vote a particular proxy, then ISS will issue a request for voting instructions to CMA over a secure website. CMA personnel shall check this website regularly. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's understanding of the Voting Guidelines previously delivered to ISS. CMA shall promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

     - Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

     - ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

VI. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in CMA's Form ADV. Upon receipt of a Client's request for more information, CMA will provide to the Client a copy of this Policy and/or how CMA voted proxies for the Client pursuant to this Policy for up to a one-year period.

                             COLUMBIA UTILITIES FUND
                                  (THE "FUND")

     SUPPLEMENT TO THE PROSPECTUSES DATED APRIL 1, 2005 (THE "PROSPECTUSES")

      The Prospectuses are hereby supplemented with the following information:

      1. The date on the front cover of each of the Prospectuses is revised to read "________________, 2005."

      2. The following sentence is added to the section entitled "Performance History":

      Year-to-date performance through ____________, 2005 for the following share classes of the Fund were as follows:

                           Class A --       ___%
                           Class Z --       ___%

      3. The "Annual Fund Operating Expenses" and "Example Expenses" tables in the section entitled "Your Expenses" are updated and restated in their entirety as follows:

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                                 CLASS A      CLASS B  CLASS C    CLASS Z
                                                                 -------      -------  -------    -------
Management fee (%)                                                [0.65]      [0.65]    [0.65]     [0.65]
Distribution and service (12b-1) fees (%)                         [0.25]      [1.00]    [1.00]     [0.00]
Other expenses (%)                                                [0.35]      [0.35]    [0.35]     [0.35]
Total annual fund operating expenses (%)                          [1.25]      [2.00]    [2.00]     [1.00]

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

                                                       1 YEAR      3 YEARS      5 YEARS     10 YEARS
                                                       ------      -------      --------    ---------
Class A                                                [$596]       [$853]      [$1,129]     [$1,915]
Class B:     did not sell your shares                  [$203]       [$627]      [$1,078]     [$2,134]
             sold all your shares at end of period     [$703]       [$927]      [$1,278]     [$2,134]
Class C:     did not sell your shares                  [$203]       [$627]      [$1,078]     [$2,327]
             sold all your shares at end of period     [$303]       [$627]      [$1,078]     [$2,327]
Class Z                                                [$102]       [$318]       [$552]      [$1,900]

      4. The section entitled "Financial Highlights" is updated and restated in its entirety as follows:

Selected data for a share outstanding throughout each period is as follows:

Selected data for a share outstanding throughout each period is as follows:

                                 (UNAUDITED)
                                 SIX MONTHS
                                   ENDED
                                   MAY 31,                                    YEAR ENDED NOVEMBER 30,
CLASS A SHARES                      2005               2004             2003           2002            2001             2000
----------------------------     -----------        -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, BEGINNING
  OF PERIOD                      $     12.38        $      9.97     $      9.46     $     18.75     $     25.49     $     22.85
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income (a)             0.14               0.25            0.23            0.26            0.29            0.50
  Net realized and
   unrealized gain (loss)
   on investments and
   foreign currency                     0.82               2.41            0.48           (7.04)          (1.74)           4.23
                                 -----------        -----------     -----------     -----------     -----------     -----------
  Total from Investment
   Operations                           0.96               2.66            0.71           (6.78)          (1.45)           4.73
                                 -----------        -----------     -----------     -----------     -----------     -----------
LESS DISTRIBUTIONS DECLARED
  TO SHAREHOLDERS:
  From net investment income           (0.14)             (0.25)          (0.20)          (0.30)          (0.38)          (0.42)
  From net realized gains                  -                  -               -           (2.21)          (4.91)          (1.67)
                                 -----------        -----------     -----------     -----------     -----------     -----------
  Total distributions
   declared to shareholders            (0.14)             (0.25)          (0.20)          (2.51)          (5.29)          (2.09)
                                 -----------        -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF          $     13.20        $     12.38     $      9.97     $      9.46     $     18.75     $     25.49
  PERIOD
  Total return (b)                      7.79%(c)          27.05%           7.65%         (41.18)%         (7.25)%         22.37
                                 -----------        -----------     -----------     -----------     -----------     -----------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
  Operating Expenses (d)                1.25%(e)           1.25%           1.41%           1.30%           1.19%           1.15%
  Interest Expense                         -                  -               -%(f)           -%(f)           -               -
  Expenses (d)                          1.25%(e)           1.25%           1.41%           1.30%           1.19%           1.15%
  Net investment income (d)             2.14%(e)           2.29%           2.45%           2.03%           1.44%           2.13%
  Portfolio turnover rate                 10%(c)             31%             75%             61%             60%            102%
  Net assets, end of period
   (000's)                       $   314,160        $   316,809     $   304,413     $   346,352     $   680,675     $   449,081
                                 -----------        -----------     -----------     -----------     -----------     -----------

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)   Not annualized.

(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(e)   Annualized.

(f)   Rounds to less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:

                                   (UNAUDITED)
                                    SIX MONTHS
                                      ENDED                                      YEAR ENDED NOVEMBER 30,
CLASS B SHARES                     MAY 31, 2005           2004            2003            2002            2001            2000
-----------------------------      ------------        -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, BEGINNING
  OF PERIOD                         $     12.36        $      9.96     $      9.46     $     18.73     $     25.45     $     22.82
                                    -----------        -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income (a)                0.09               0.17            0.16            0.17            0.14            0.33
  Net realized and
   unrealized gain (loss)
   on investments and
   foreign currency                        0.82               2.40            0.48           (7.05)          (1.73)           4.22
                                    -----------        -----------     -----------     -----------     -----------     -----------
  Total from Investment
   Operations                              0.91               2.57            0.64           (6.88)          (1.59)           4.55
                                    -----------        -----------     -----------     -----------     -----------     -----------
LESS DISTRIBUTIONS DECLARED
  TO SHAREHOLDERS:
  From net investment income              (0.09)             (0.17)          (0.14)          (0.18)          (0.22)          (0.25)
  From net realized gains                     -                  -               -           (2.21)          (4.91)          (1.67)
                                    -----------        -----------     -----------     -----------     -----------     -----------
  Total distributions
   declared to shareholders               (0.09)             (0.17)          (0.14)          (2.39)          (5.13)          (1.92)
                                    -----------        -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF
  PERIOD                            $     13.18        $     12.36     $      9.96     $      9.46     $     18.73     $     25.45
  Total return (b)                         7.41%(c)          26.03%           6.84%         (41.63)%         (7.90)%         21.43%
                                    -----------        -----------     -----------     -----------     -----------     -----------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
  Operating Expenses (d)                   2.00%(e)           2.00%           2.16%           2.05%           1.94%           1.90%
  Interest Expense                            -                  -               -%(f)           -%(f)           -               -
  Expenses (d)                             2.00%(e)           2.00%           2.16%           2.05%           1.94%           1.90%
  Net investment income (d)                1.39%(e)           1.54%           1.70%           1.28%           0.69%           1.38%
  Portfolio turnover rate                    10%(c)             31%             75%             61%             60%            102%
  Net assets, end of period
   (000's)                          $    52,947        $    57,473     $    67,530     $    87,051     $   265,004     $   691,943
                                    -----------        -----------     -----------     -----------     -----------     -----------

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)   Not annualized.

(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(e)   Annualized.

(f)   Rounds to less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:

                                   (UNAUDITED)
                                   SIX MONTHS
                                     ENDED                                   YEAR ENDED NOVEMBER 30,
CLASS C SHARES                    MAY 31, 2005          2004            2003           2002           2001           2000
-----------------------------     ------------        ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING
  OF PERIOD                         $    12.37        $     9.96     $     9.47     $    18.74     $    25.44     $    22.81
                                    ----------        ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income (a)               0.09              0.17           0.16           0.17           0.14           0.33
  Net realized and
   unrealized gain (loss)
   on investments and
   foreign currency                       0.82              2.41           0.47          (7.05)         (1.71)          4.22
                                     ----------        ----------     ----------     ----------     ----------     ----------
  Total from Investment
   Operations                             0.91              2.58           0.63          (6.88)         (1.57)          4.55
                                    ----------        ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS DECLARED
  TO SHAREHOLDERS:
  From net investment income             (0.09)            (0.17)         (0.14)         (0.18)         (0.22)         (0.25)
  From net realized gains                    -                 -              -          (2.21)         (4.91)         (1.67)
                                    ----------        ----------     ----------     ----------     ----------     ----------
  Total distributions                    (0.09)            (0.17)         (0.14)         (2.39)         (5.13)         (1.92)
   declared to shareholders
                                    ----------        ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF             $    13.19        $    12.37     $     9.96     $     9.47     $    18.74     $    25.44
  PERIOD
  Total return (b)                        7.40%(c)         26.13%          6.73%        (41.61)%        (7.81)%        21.44%
                                    ----------        ----------     ----------     ----------     ----------     ----------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
  Operating Expenses (d)                  2.00%(e)          2.00%          2.16%          2.05%          1.94%          1.90%
  Interest Expense                           -                 -              -%(f)          -%(f)          -              -
  Expenses (d)                            2.00%(e)          2.00%          2.16%          2.05%          1.94%          1.90%
  Net investment income (d)               1.39%(e)          1.54%          1.70%          1.28%          0.69%          1.38%
  Portfolio turnover rate                   10%(c)            31%            75%            61%            60%           102%
  Net assets, end of period
   (000's)                          $    6,653        $    6,674     $    6,712     $    7,501     $   11,558     $    7,185
                                    ----------        ----------     ----------     ----------     ----------     ----------

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)   Not annualized.

(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(e)   Annualized.

(f)   Rounds to less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:

                                   (UNAUDITED)
                                   SIX MONTHS
                                      ENDED                                  YEAR ENDED NOVEMBER 30,
CLASS Z SHARES                    MAY 31, 2005           2004           2003           2002           2001           2000
----------------------------      ------------        ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING
  OF PERIOD                         $    12.36        $     9.95     $     9.44     $    18.74     $    25.49     $    22.87
                                    ----------        ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income (a)               0.15              0.28           0.25           0.28           0.36           0.56
  Net realized and
   unrealized gain (loss)
   on investments and
   foreign currency                       0.82              2.41           0.48          (7.03)         (1.77)          4.21
                                    ----------        ----------     ----------     ----------     ----------     ----------
  Total from Investment
   Operations                             0.97              2.69           0.73          (6.75)         (1.41)          4.77
                                    ----------        ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS DECLARED
  TO SHAREHOLDERS:
  From net investment income             (0.15)            (0.28)         (0.22)         (0.34)         (0.43)         (0.48)
  From net realized gains                    -                 -              -          (2.21)         (4.91)         (1.67)
                                    ----------        ----------     ----------     ----------     ----------     ----------
  Total distributions
   declared to shareholders              (0.15)            (0.28)         (0.22)         (2.55)         (5.34)         (2.15)
                                    ----------        ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF
  PERIOD                            $    13.18        $    12.36     $     9.95     $     9.44     $    18.74     $    25.49
  Total return (b)                        7.94%(c)         27.42%          7.90%        (41.09)%        (7.06)%        22.57%
                                    ----------        ----------     ----------     ----------     ----------     ----------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
  Operating Expenses (d)                  1.00%(e)          1.00%          1.16%          1.05%          0.94%          0.90%
  Interest Expense                           -                 -              -%(f)          -%(f)          -              -
  Expenses (d)                            1.00%(e)          1.00%          1.16%          1.05%          0.94%          0.90%
  Net investment income (d)               2.39%(e)          2.54%          2.70%          2.28%          1.69%          2.38%
  Portfolio turnover rate                   10%(c)            31%            75%            61%            60%           102%
  Net assets, end of period
   (000's)                          $   31,585        $   29,981     $   26,237     $   28,565     $       32     $      321
                                    ----------        ----------     ----------     ----------     ----------     ----------

(a) Per share data was calculated using average shares outstanding during the period.

(b)   Total return at net asset value assuming all distributions reinvested.

(c)   Not annualized.

(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(e)   Annualized.

(f)   Rounds to less than 0.01%.

      5. The information under the heading, "For More Information - Investment Company Act file number" is revised as follows:

      Columbia Funds Series Trust I: 811-4367

            -     Columbia Utilities Fund

      6. The Prospectuses are hereby supplemented with the following information relating to hypothetical investment and expense information:

      HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

      The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Funds assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of fee waivers or expense reimbursements. Your actual costs may be higher or lower.

CLASS A

                              ANNUAL EXPENSE RATIO
                                      1.25%

              CUMULATIVE RETURN     HYPOTHETICAL YEAR-END                                   HYPOTHETICAL YEAR        ANNUAL
               BEFORE FEES AND         BALANCE BEFORE            CUMULATIVE RETURN          END BALANCE AFTER       FEES AND
      YEAR        EXPENSES            FEES AND EXPENSES       AFTER FEES AND EXPENSES       FEES AND EXPENSES       EXPENSES
       1            5.00%              $  10,001.25                     3.75%                  $   9,882.19        $   596.29
       2           10.25%              $  10,501.31                     7.64%                  $  10,252.77        $   125.84
       3           15.76%              $  11,026.38                    11.68%                  $  10,637.25        $   130.56
       4           21.55%              $  11,577.70                    15.87%                  $  11,036.15        $   135.46
       5           27.63%              $  12,156.58                    20.21%                  $  11,450.00        $   140.54
       6           34.01%              $  12,764.41                    24.72%                  $  11,879.38        $   145.81
       7           40.71%              $  13,402.63                    29.39%                  $  12,324.85        $   151.28
       8           47.75%              $  14,072.76                    34.25%                  $  12,787.03        $   156.95
       9           55.13%              $  14,776.40                    39.28%                  $  13,266.55        $   162.83
       10          62.89%              $  15,515.22                    44.50%                  $  13,764.04        $   168.94

TOTAL GAIN BEFORE FEES AND EXPENSES    $   5,990.22
TOTAL GAIN AFTER FEES AND EXPENSES                                                             $  4,239.04
TOTAL ANNUAL FEES AND EXPENSES                                                                                     $ 1,914.50

CLASS B

                              ANNUAL EXPENSE RATIO
                                      2.00%

            CUMULATIVE RETURN    HYPOTHETICAL YEAR-END                                   HYPOTHETICAL YEAR        ANNUAL
             BEFORE FEES AND         BALANCE BEFORE           CUMULATIVE RETURN          END BALANCE AFTER       FEES AND
    YEAR        EXPENSES            FEES AND EXPENSES      AFTER FEES AND EXPENSES       FEES AND EXPENSES       EXPENSES
     1            5.00%             $   10,500.00                   3.00%                  $  10,300.00         $   203.00
     2           10.25%             $   11,025.00                   6.09%                  $  10,609.00         $   209.09
     3           15.76%             $   11,576.25                   9.27%                  $  10,927.27         $   215.36
     4           21.55%             $   12,155.06                  12.55%                  $  11,255.09         $   221.82
     5           27.63%             $   12,762.82                  15.93%                  $  11,592.74         $   228.48
     6           34.01%             $   13,400.96                  19.41%                  $  11,940.52         $   235.33
     7           40.71%             $   14,071.00                  22.99%                  $  12,298.74         $   242.39
     8           47.75%             $   14,774.55                  26.68%                  $  12,667.70         $   249.66
     9           55.13%             $   15,513.28                  31.43%                  $  13,142.74         $   161.32
     10          62.89%             $   16,288.95                  36.36%                  $  13,635.59         $   167.36

TOTAL GAIN BEFORE FEES AND EXPENSES $    6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                         $   3,635.59
TOTAL ANNUAL FEES AND EXPENSES                                                                                  $ 2,133.81

CLASS C

                              ANNUAL EXPENSE RATIO
                                      2.00%

            CUMULATIVE RETURN    HYPOTHETICAL YEAR-END                                   HYPOTHETICAL YEAR        ANNUAL
             BEFORE FEES AND         BALANCE BEFORE           CUMULATIVE RETURN          END BALANCE AFTER       FEES AND
    YEAR        EXPENSES            FEES AND EXPENSES      AFTER FEES AND EXPENSES       FEES AND EXPENSES       EXPENSES
     1            5.00%              $  10,500.00                   3.00%                  $  10,300.00         $   203.00
     2           10.25%              $  11,025.00                   6.09%                  $  10,609.00         $   209.09
     3           15.76%              $  11,576.25                   9.27%                  $  10,927.27         $   215.36
     4           21.55%              $  12,155.06                  12.55%                  $  11,255.09         $   221.82
     5           27.63%              $  12,762.82                  15.93%                  $  11,592.74         $   228.48
     6           34.01%              $  13,400.96                  19.41%                  $  11,940.52         $   235.33
     7           40.71%              $  14,071.00                  22.99%                  $  12,298.74         $   242.39
     8           47.75%              $  14,774.55                  26.68%                  $  12,667.70         $   249.66
     9           55.13%              $  15,513.28                  30.48%                  $  13,047.73         $   257.15
     10          62.89%              $  16,288.95                  34.39%                  $  13,439.16         $   264.87

TOTAL GAIN BEFORE FEES AND EXPENSES  $   6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                         $   3,439.16
TOTAL ANNUAL FEES AND EXPENSES                                                                                  $ 2,327.15

CLASS Z

                              ANNUAL EXPENSE RATIO
                                      1.00%

            CUMULATIVE RETURN    HYPOTHETICAL YEAR-END                                   HYPOTHETICAL YEAR        ANNUAL
             BEFORE FEES AND         BALANCE BEFORE           CUMULATIVE RETURN          END BALANCE AFTER       FEES AND
    YEAR        EXPENSES            FEES AND EXPENSES      AFTER FEES AND EXPENSES       FEES AND EXPENSES       EXPENSES
     1            5.00%              $  10,500.00                   4.00%                  $  10,400.00          $  102.00
     2           10.25%              $  11,025.00                   8.16%                  $  10,816.00          $  106.08
     3           15.76%              $  11,576.25                  12.49%                  $  11,248.64          $  110.32
     4           21.55%              $  12,155.06                  16.99%                  $  11,698.59          $  114.74
     5           27.63%              $  12,762.82                  21.67%                  $  12,166.53          $  119.33
     6           34.01%              $  13,400.96                  26.53%                  $  12,653.19          $  124.10
     7           40.71%              $  14,071.00                  31.59%                  $  13,159.32          $  129.06
     8           47.75%              $  14,774.55                  36.86%                  $  13,685.69          $  134.23
     9           55.13%              $  15,513.28                  42.33%                  $  14,233.12          $  139.59
     10          62.89%              $  16,288.95                  48.02%                  $  14,802.44          $  145.18

TOTAL GAIN BEFORE FEES AND EXPENSES  $   6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                         $   4,802.44
TOTAL ANNUAL FEES AND EXPENSES                                                                                   $1,224.63

      7. Columbia Funds Distributor, Inc. (the Funds' distributor) and Columbia Funds Services, Inc. (the Funds' transfer agent) have changed their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.

      Sections 8 through 16 of this supplement apply only to Classes A, B, and C of the Fund.

      8. The footnotes to the table entitled "Shareholder Fees" are revised to provide that the contingent deferred sales charge ("CDSC") applicable to Class A shares applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.

      9. The section entitled "Investment Minimums" is revised in its entirety as follows:

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Please see the Statement of Additional Information for more details on investment minimums.

      10. The call-out box entitled "Choosing a Share Class" is revised in its entirety as follows:

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B AND C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

      11. The table entitled "Class A Sales Charges" is replaced in its entirety as follows:

      For Fixed Income Funds (other than Columbia Money Market Fund and Columbia Municipal Money Market Fund):

Class A Sales Charges

                                           AS A % OF THE                      % OF OFFERING PRICE
                                          PUBLIC OFFERING     AS A % OF YOUR  RETAINED BY FINANCIAL
AMOUNT PURCHASED                               PRICE            INVESTMENT           ADVISOR
Less than $50,000                               4.75               4.99               4.25
$50,000 to less than $100,000                   4.50               4.71               4.00
$100,000 to less than $250,000                  3.50               3.63               3.00
$250,000 to less than $500,000                  2.50               2.56               2.25
$500,000 to less than $1,000,000                2.00               2.04               1.75
$1,000,000 or more                              0.00               0.00               0.00

      For Short-Intermediate Fixed Income Funds:

Class A Sales Charges

                                           AS A % OF THE                       % OF OFFERING PRICE
                                          PUBLIC OFFERING    AS A % OF YOUR   RETAINED BY FINANCIAL
AMOUNT PURCHASED                               PRICE           INVESTMENT          ADVISOR
Less than $100,000                             3.25               3.36               3.00
$100,000 to less than $250,000                 2.50               2.56               2.25
$250,000 to less than $500,000                 2.00               2.04               1.75
$500,000 to less than $1,000,000               1.50               1.52               1.25
$1,000,000 or more                             0.00               0.00               0.00

         For Short-Term Fixed Income Funds:

Class A Sales Charges

                                           AS A % OF THE                        % OF OFFERING PRICE
                                          PUBLIC OFFERING    AS A % OF YOUR    RETAINED BY FINANCIAL
AMOUNT PURCHASED                               PRICE           INVESTMENT           ADVISOR
Less than $100,000                             1.00               1.01               0.75
$100,000 to less than $250,000                 0.75               0.76               0.50
$250,000 to less than $1,000,000               0.50               0.50               0.40
$1,000,000 or more                             0.00               0.00               0.00

      12. The paragraph immediately following the table entitled "Class A Sales Charges" is revised in its entirety as follows:

Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

      13. For all Funds (other than Columbia Large Company Index Fund, Columbia Small Company Index Fund and Columbia U.S. Treasury Index Fund), the table entitled "Purchases Over $1 Million" for Class A shares is replaced in its entirety as follows:

Purchase Over $1 Million

AMOUNT PURCHASED                                 COMMISSION %
Less than $3 million                                 1.00
$3 million to less than $50 million                  0.50
$50 million or more                                  0.25

For certain group retirement plans, financial advisors will receive a 1% commission from the distributor on all purchases less than $3 million.

      14. The section entitled "Reduced Sales Charges for Larger Investments" is revised in its entirety as follows:

      A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

      B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

      -     Individual accounts

      -     Joint accounts

      -     Certain IRA accounts

      -     Certain trusts

      -     UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

      C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

      D. How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, though fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

      15. All disclosure related to Class B Sales Charges under the section entitled "Sales Charges" is revised in its entirety as follows:

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

      For all Funds (other than the Short-Intermediate Fixed Income Funds):

Purchases of less than $50,000

Class B Sales Charges

                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                   SHARES ARE SOLD
Through first year                                   5.00
Through second year                                  4.00
Through third year                                   3.00
Through fourth year                                  3.00
Through fifth year                                   2.00
Through sixth year                                   1.00
Longer than six years                                0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

      For Short-Intermediate Fixed Income Funds:

Purchases of less than $50,000

Class B Sales Charges

                                                                  % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                     SHARES ARE SOLD
Through first year                                                      3.00
Through second year                                                     3.00
Through third year                                                      2.00
Through fourth year                                                     1.00
Through fifth year                                                      0.00
Through sixth year                                                      0.00
Longer than six years                                                   0.00

Commission to financial advisors is 2.75%.

Automatic conversion to Class A shares occurs eight years after purchase.

      16. The instructions with respect to redemptions by systematic withdrawal plan in the table under the section "How to Sell Shares" are revised in their entirety as follows:

You may automatically sell a specified dollar amount or percentage of your account on a monthly, quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance requirement has been waived for wrap accounts. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

      Section 17 of this supplement applies only to Class Z of the Fund.

      17. The section entitled "Eligible Investors" in the Fund's Class Z Prospectus is revised in its entirety as follows:

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.

IMPORTANT THINGS TO CONSIDER WHEN DECIDING ON A CLASS OF SHARES:

Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.

Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by an intermediary.

Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.

Eligible Investors and their applicable investment minimums are as follows:

No minimum initial investment

- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

- Any group retirement plan, including defined benefit and defined contribution plans such as: 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of a Fund's transfer agent;

- Any investor purchasing through a Columbia Management Group state tuition plan organized under Section 529 of the Internal Revenue Code; or

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

$1,000 minimum initial investment

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (CMD) (i) who holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by CMD;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by CMD;

- Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;

- Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $1,000 minimum investment requirement);

- Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; or

- Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.

The Funds reserve the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Funds also reserve the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

[Control #]                                                               [Date]

COLUMBIA UTILITIES FUND                            Prospectus, April 1, 2004

CLASS A, B AND C SHARES

Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                2
---------------------------------------------------------
Investment Goals.....................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   3
Your Expenses........................................   5


YOUR ACCOUNT                                            7
---------------------------------------------------------
How to Buy Shares....................................   7
Sales Charges........................................   8
How to Exchange Shares...............................  11
How to Sell Shares...................................  12
Fund Policy on Trading of Fund Shares................  13
Distribution and Service Fees........................  14
Other Information About Your Account.................  14

MANAGING THE FUND                                      17
---------------------------------------------------------
Investment Advisor...................................  17
Portfolio Manager....................................  17


FINANCIAL HIGHLIGHTS                                   18
---------------------------------------------------------

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks current income and long-term growth.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of utilities companies. Up to 20% of the Fund's net assets (plus any borrowings for investment purposes) may be invested in equity securities of non-utilities related companies. The Fund may invest up to 20% of its assets in securities of foreign utilities companies.

             -------------------------------------------------------------------

              UTILITY COMPANY SECURITIES

              Utility company securities in which the Fund may invest include securities of companies engaged in the manufacture, production, generation, transmission, sale or distribution of electricity, natural gas or other types of energy, water or other sanitary services. They also include securities of companies engaged in telecommunications, such as telephone, satellite, microwave and other communications media. The Fund may invest in securities of companies engaged in the manufacture and production of equipment utilized in the energy and telecommunications industries.

              UNDERSTANDING VALUE INVESTING

              In managing the Fund, the Fund's investment advisor uses a value investing strategy that focuses on buying stocks
              cheaply when they are undervalued or "out of favor." The
              advisor buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. The advisor's strategy uses fact-based, quantitative analysis supported by fundamental business and financial analyses.
             -------------------------------------------------------------------

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management

----
 2

THE FUND

and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the advisor has placed on it.

Utility company securities are subject to special risks. These securities are generally strongly affected by changes in interest rates, as well as by general competitive and market forces in the utilities industries. As interest rates increase, the value of securities of utility companies tends to decrease, and vice versa. In addition, utility companies may be affected by changes in government regulation. In particular, the value of utility company securities may be adversely affected by increased competition resulting from deregulation.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have

                                                                            ----

THE FUND

been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges. Class B share returns do not reflect Class A share returns after conversion of Class B shares to Class A shares (see the section "Your Account -- Sales Charges").

              Beginning in 2003, the Fund's benchmarks were changed to the Standard & Poor's Utility Index (S&P Utility Index), an
              unmanaged market cap-weighted index that tracks the
              performance of natural gas and electric companies, and the Standard & Poor's Telecom Index (S&P Telecom Index), an
              unmanaged market cap-weighted index that tracks the
              performance of telecommunications companies. Previously, the Fund's returns were compared to the Dow Jones Utility Average
              (Dow Average), an unmanaged, price-weighted average that
              tracks the performance of the utility industry in the United States. The advisor believes that the S&P Utility Index and the S&P Telecom Index, because of their greater emphasis on natural gas and electric companies, and telecommunications companies, respectively, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and ten-year
              periods are shown compared to the S&P Utility Index and the
              S&P Telecom Index, as well as the Fund's previous benchmark, the Dow Average. Unlike the Fund, indices are not
              investments, do not incur fees, expenses or taxes and are not professionally managed.
             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS A)

                                  (BAR CHART)

                      -10.32%     34.75%      6.02%     28.26%     22.22%     13.36%     18.40%    -8.65%     -42.63%     15.92%
                        1994       1995       1996       1997       1998       1999       2000       2001       2002       2003


                                            For the periods shown in bar chart:
                                            Best quarter: 2nd quarter 2003, +18.35%
                                            Worst quarter: 3rd quarter 2002, -28.90%

----
 4

THE FUND

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2003

                                                                 1 YEAR           5 YEARS         10 YEARS
Class A (%)
  Return Before Taxes                                             10.41            -4.93             4.55
  Return After Taxes on Distributions                             10.03            -7.07             2.46
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                           7.20            -4.38             3.21
----------------------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                             10.03            -4.94             4.28
  Return After Taxes on Distributions                              9.76            -6.87             2.48
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                           6.83            -4.25             3.17
----------------------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                             14.03            -4.71             4.28(1)
  Return After Taxes on Distributions                             13.65            -6.63             2.47(1)
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                           9.32            -4.07             3.16(1)
----------------------------------------------------------------------------------------------------------
S&P Utility Index (%)                                             26.27            -2.58             4.51
----------------------------------------------------------------------------------------------------------
S&P Telecom Index (%)                                              7.05           -14.71             2.90
----------------------------------------------------------------------------------------------------------
Dow Average (%)                                                   29.39             0.70             6.33

 (1) Class C is a newer class of shares. Its performance information includes returns of the Fund's Class B shares for periods prior to the inception of Class C shares. Class B shares would have substantially similar annual returns because Class B and Class C shares generally have similar expense structures. Class B shares were initially offered on May 5, 1992 and Class C shares were initially offered on August 1, 1997.

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and other administrative costs including pricing and custody services.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class B shares convert to Class A shares after eight years
             -------------------------------------------------------------------

                                                                            ----

THE FUND

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                CLASS A         CLASS B         CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                          4.75            0.00            0.00
-------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                                1.00(2)         5.00            1.00
-------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)              (3)             (3)             (3)

 (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

 (3) There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                                CLASS A         CLASS B         CLASS C
Management fee (%)                                               0.65            0.65            0.65
-------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                        0.25            1.00            1.00
-------------------------------------------------------------------------------------------------------
Other expenses(1) (%)                                            0.43            0.43            0.43
-------------------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                         1.33            2.08            2.08

 (1) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
Class A                                                           $604           $876           $1,169           $2,000
------------------------------------------------------------------------------------------------------------------------
Class B:  did not sell your shares                                $211           $652           $1,119           $2,219
          sold all your shares at
          the end of the period                                   $711           $952           $1,319           $2,219
------------------------------------------------------------------------------------------------------------------------
Class C:  did not sell your shares                                $211           $652           $1,119           $2,410
          sold all your shares at
          the end of the period                                   $311           $652           $1,119           $2,410

----
 6

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

             -------------------------------------------------------------------
INVESTMENT MINIMUMS

                   Initial Investment..........................................  $1,000
                   Subsequent Investments......................................  $   50
                   Automatic Investment Plan*..................................  $   50
                   Retirement Plan*............................................  $   25

              * The initial investment minimum of $1,000 is waived on these plans.

              The Fund reserves the right to change these investment
              minimums. The Fund also reserves the right to refuse a
              purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
             -------------------------------------------------------------------

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                       time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to the transfer agent, Columbia
                       Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class of the Fund at no additional cost.
                       There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       You must have a current balance of at least $5,000 in the
                       fund the money is coming from. Exchanges will continue so
                       long as your fund balance is sufficient to complete the
                       transfers. You may terminate your program or change the
                       amount of the exchange (subject to the $100 minimum) by
                       calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.

                                                                            ----

YOUR ACCOUNT

SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

             -------------------------------------------------------------------

              CHOOSING A SHARE CLASS

              The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

              The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a
              separate prospectus provided to eligible institutional and other investors.
             -------------------------------------------------------------------

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES

                                                                                                      % OF OFFERING
                                                                AS A % OF                                 PRICE
                                                                THE PUBLIC           AS A %            RETAINED BY
                                                                 OFFERING           OF YOUR             FINANCIAL
AMOUNT PURCHASED                                                  PRICE            INVESTMENT            ADVISOR
Less than $50,000                                                  4.75               4.99                4.25
-------------------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                                      4.50               4.71                4.00
-------------------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                                     3.50               3.63                3.00
-------------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                                     2.50               2.56                2.00
-------------------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                                   2.00               2.04                1.75
-------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                 0.00               0.00                0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

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 8

YOUR ACCOUNT

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                               COMMISSION %
Less than $3 million                                               1.00
---------------------------------------------------------------------------
$3 million to less than $5 million                                 0.80
---------------------------------------------------------------------------
$5 million to less than $25 million                                0.50
---------------------------------------------------------------------------
$25 million or more                                                0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

             -------------------------------------------------------------------

              UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

              Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your
              shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
              time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
              longest.
             -------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS You may pay a lower sales charge when purchasing Class A shares through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, reaches a sales charge discount level (according to the chart on the previous page), your current purchase will receive the lower sales charge; provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations. Upon request, a Statement of Intent may be backdated to reflect purchases within 90 days.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually

                                                                            ----

YOUR ACCOUNT

disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   5.00
-------------------------------------------------------------------------------
Through second year                                                  4.00
-------------------------------------------------------------------------------
Through third year                                                   3.00
-------------------------------------------------------------------------------
Through fourth year                                                  3.00
-------------------------------------------------------------------------------
Through fifth year                                                   2.00
-------------------------------------------------------------------------------
Through sixth year                                                   1.00
-------------------------------------------------------------------------------
Longer than six years                                                0.00

Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to the lower CDSC and the applicable reduced holding period; provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders.

PURCHASES OF $250,000 TO LESS THAN $500,000:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
-------------------------------------------------------------------------------
Through second year                                                  2.00
-------------------------------------------------------------------------------
Through third year                                                   1.00
-------------------------------------------------------------------------------
Longer than three years                                              0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

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 10

YOUR ACCOUNT

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
-------------------------------------------------------------------------------
Through second year                                                  2.00
-------------------------------------------------------------------------------
Through third year                                                   1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or to a financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

CLASS C SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   1.00
-------------------------------------------------------------------------------
Longer than one year                                                 0.00

                                                                            ----

YOUR ACCOUNT

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

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 12

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund
                       distributed by Columbia Funds Distributor, Inc. at no
                       additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                       address below. In your letter of instruction, note the
                       Fund's name, share class, account number, and the dollar
                       value or number of shares you wish to sell. All account
                       owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the
                       Medallion Signature Guarantee Program for amounts over
                       $100,000 or for alternate payee or mailing instructions.
                       Additional documentation is required for sales by
                       corporations, agents, fiduciaries, surviving joint owners
                       and individual retirement account owners. For details, call
                       1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check writing       You may sell shares of the Fund by check writing. The check must be at least $500 and no more than $100,000. You will
                       continue to earn dividends on shares until the check is
                       presented to the bank for payment. When the check is
                       presented to the bank a sufficient number of full and
                       fractional shares will be sold at the next determined net
                       asset value to cover the amount of the check. Certificate
                       shares may not be sold by check writing. Check writing is
                       available only for Class A shares. Be sure to complete the appropriate section of the account application for this
                       feature.
-----------------------------------------------------------------------------------
By wire                You may sell shares of the Fund and request that the
                       proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the
                       appropriate section of the account application for this
                       feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                       available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                       Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
PURCHASES AND EXCHANGES SHOULD BE MADE FOR INVESTMENT PURPOSES ONLY Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. The Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in the Fund. However, as discussed below, the Fund cannot ensure that all such activity can be identified or terminated.

RIGHT TO REJECT OR RESTRICT ORDERS AND CLOSE ACCOUNTS The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when the Fund believes it is in its shareholders' best interest. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. The Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.

                                                                            ----

YOUR ACCOUNT

LIMITATIONS ON THE ABILITY TO IDENTIFY OR TO TERMINATE FREQUENT TRADING There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In particular, a substantial portion of purchase, redemption and exchange orders are received from omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on the Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by the Fund and its agents are not anticipated to identify all frequent trading.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-l that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedules applicable to Class B shares.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

----
 14

YOUR ACCOUNT

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

                                                                            ----

YOUR ACCOUNT

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

No significant part of Fund distributions is expected to be derived from qualified dividend income.

----
 16

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2003 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including pricing and bookkeeping and other fees paid to Columbia Management by the Fund, amounted to 0.65% of average daily net assets of the Fund.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
EDWARD PAIK, a vice president of Columbia Management, is the manager for the Fund and has managed or co-managed the Fund since May, 2002. Mr. Paik has been associated with Columbia Management or its predecessors since March, 2000. Prior to joining Columbia Management in March, 2000, Mr. Paik was an equity research analyst in global utilities for Lehman Brothers from 1996 to 2000.

                                                                            ----

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from December 1 to November 30, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

THE FUND

                                                                          YEAR ENDED NOVEMBER 30,
                                                  2003             2002             2001             2000             1999
                                                Class A          Class A          Class A          Class A          Class A
                                                -------          -------          -------          -------          -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                            9.46            18.75            25.49            22.85            21.13
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(a)                         0.23             0.26             0.29             0.50             0.40
  Net realized and unrealized gain (loss) on
  investments and foreign currency                 0.48            (7.04)           (1.74)            4.23             2.32
----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                   0.71            (6.78)           (1.45)            4.73             2.72
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                      (0.20)           (0.30)           (0.38)           (0.42)           (0.34)
  From net realized gains                            --            (2.21)           (4.91)           (1.67)           (0.66)
----------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders      (0.20)           (2.51)           (5.29)           (2.09)           (1.00)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                  9.97             9.46            18.75            25.49            22.85
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(b)                                7.65           (41.18)           (7.25)           22.37            13.15
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA (%):
  Operating expenses(c)                            1.41             1.30             1.19             1.15             1.22
  Interest expense                                   --(d)            --(d)            --               --               --
  Expenses(c)                                      1.41             1.30             1.19             1.15             1.22
  Net investment income(c)                         2.45             2.03             1.44             2.13             1.80
Portfolio turnover rate (%)                          75               61               60              102               28
Net assets, end of period (000's) ($)           304,413          346,352          680,675          449,081          354,053

 (a) Per share data was calculated using average shares outstanding during the period.

 (b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

 (c) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (d) Rounds to less than 0.01%.

----
 18

FINANCIAL HIGHLIGHTS

THE FUND

                                                                          YEAR ENDED NOVEMBER 30,
                                                  2003             2002             2001             2000             1999
                                                Class B          Class B          Class B          Class B          Class B
                                                 ------          -------          -------          -------          -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                            9.46            18.73            25.45            22.82            21.13
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(a)                         0.16             0.17             0.14             0.33             0.23
  Net realized and unrealized gain (loss) on
  investments and foreign currency                 0.48            (7.05)           (1.73)            4.22             2.32
----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                   0.64            (6.88)           (1.59)            4.55             2.55
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS ($):
  From net investment income                      (0.14)           (0.18)           (0.22)           (0.25)           (0.20)
  From net realized gains                            --            (2.21)           (4.91)           (1.67)           (0.66)
----------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders      (0.14)           (2.39)           (5.13)           (1.92)           (0.86)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                  9.96             9.46            18.73            25.45            22.82
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(b)                                6.84           (41.63)           (7.90)           21.43            12.32
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA (%):
  Operating expenses(c)                            2.16             2.05             1.94             1.90             1.97
  Interest expense                                 --(d)              --(d)            --               --               --
  Expenses(c)                                      2.16             2.05             1.94             1.90             1.97
  Net investment income(c)                         1.70             1.28             0.69             1.38             1.05
Portfolio turnover rate (%)                          75               61               60              102               28
Net assets, end of period (000's) ($)            67,530           87,051          265,004          691,943          733,031

 (a) Per share data was calculated using average shares outstanding during the period.

 (b) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (c) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (d) Rounds to less than 0.01%.

                                                                            ----

FINANCIAL HIGHLIGHTS

THE FUND

                                                                          YEAR ENDED NOVEMBER 30,
                                                  2003             2002             2001             2000             1999
                                                Class C          Class C          Class C          Class C          Class C
                                                -------          -------          -------          -------          -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                            9.47            18.74            25.44            22.81            21.13
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(a)                         0.16             0.17             0.14             0.33             0.23
  Net realized and unrealized gain
  (loss) on investments and foreign currency       0.47            (7.05)           (1.71)            4.22             2.31
----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                   0.63            (6.88)           (1.57)            4.55             2.54
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS ($):
  From net investment income                      (0.14)           (0.18)           (0.22)           (0.25)           (0.20)
  From net realized gains                            --            (2.21)           (4.91)           (1.67)           (0.66)
----------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders      (0.14)           (2.39)           (5.13)           (1.92)           (0.86)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                  9.96             9.47            18.74            25.44            22.81
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(b)                                6.73           (41.61)           (7.81)           21.44            12.33
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA (%):
  Operating expenses(c)                            2.16             2.05             1.94             1.90             1.97
  Interest expense                                   --(d)            --(d)            --               --               --
  Expenses(c)                                      2.16             2.05             1.94             1.90             1.97
  Net investment income(c)                         1.70             1.28             0.69             1.38             1.05
Portfolio turnover rate (%)                          75               61               60              102               28
Net assets, end of period (000's) ($)             6,712            7,501           11,558            7,185            3,777

 (a) Per share data was calculated using average shares outstanding during the period.

 (b) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (c) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (d) Rounds to less than 0.01%.

----
 20

NOTES

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 22

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Funds Trust IV (formerly named Liberty Funds Trust IV): 811-2865

- Columbia Utilities Fund (formerly named Liberty Utilities Fund)

--------------------------------------------------------------------------------

(ColumbiaFunds Logo)
         A Member of Columbia Management Group

         (C)2004 COLUMBIA FUNDS DISTRIBUTOR, INC.
         ONE FINANCIAL CENTER, BOSTON, MA 02111-2621
         800.426.3750  www.columbiafunds.com                    759-01/379R-0304

COLUMBIA UTILITIES FUND                            Prospectus, April 1, 2004

CLASS Z SHARES

Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                2
---------------------------------------------------------
Investment Goals.....................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   4
Your Expenses........................................   6

YOUR ACCOUNT                                            7
---------------------------------------------------------
How to Buy Shares....................................   7
Eligible Investors...................................   8
Sales Charges........................................   9
How to Exchange Shares...............................   9
How to Sell Shares...................................   9
Fund Policy on Trading of Fund Shares................  10
Other Information About Your Account.................  11


MANAGING THE FUND                                      13
---------------------------------------------------------
Investment Advisor...................................  13
Portfolio Manager....................................  13

FINANCIAL HIGHLIGHTS                                   14
---------------------------------------------------------

Only eligible investors may purchase Class Z shares. See "Your
Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOALS
--------------------------------------------------------------------------------

The Fund seeks current income and long-term growth.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of utilities companies. Up to 20% of the Fund's net assets (plus any borrowings for investment purposes) may be invested in equity securities of non-utilities related companies. The Fund may invest up to 20% of its assets in securities of foreign utilities companies.

             -------------------------------------------------------------------

              UTILITY COMPANY SECURITIES

              Utility company securities in which the Fund may invest include securities of companies engaged in the manufacture, production, generation, transmission, sale or distribution of electricity, natural gas or other types of energy, water or other sanitary services. They also include securities of companies engaged in telecommunications, such as telephone, satellite, microwave and other communications media. The Fund may invest in securities of companies engaged in the manufacture and production of equipment utilized in the energy and telecommunications industries.

              UNDERSTANDING VALUE INVESTING

              In managing the Fund, the Fund's investment advisor uses a value investing strategy that focuses on buying stocks
              cheaply when they are undervalued or "out of favor." The
              advisor buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. The advisor's strategy uses fact-based, quantitative analysis supported by fundamental business and financial analyses.
             -------------------------------------------------------------------

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

----
 2

THE FUND

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the advisor has placed on it.

Utility company securities are subject to special risks. These securities are generally strongly affected by changes in interest rates, as well as by general competitive and market forces in the utilities industries. As interest rates increase, the value of securities of utility companies tends to decrease, and vice versa. In addition, utility companies may be affected by changes in government regulation. In particular, the value of utility company securities may be adversely affected by increased competition resulting from deregulation.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                            ----

THE FUND

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of broad measures of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.(1)

              Beginning in 2003, the Fund's benchmarks were changed to the Standard & Poor's Utility Index (S&P Utility Index), an
              unmanaged market cap-weighted index that tracks the
              performance of natural gas and electric companies, and the Standard & Poor's Telecom Index (S&P Telecom Index), an
              unmanaged market cap-weighted index that tracks the
              performance of telecommunications companies. Previously, the Fund's returns were compared to the Dow Jones Utility Average
              (Dow Average), an unmanaged price-weighted average that
              tracks the performance of the utility industry in the United States. The advisor believes that the S&P Utility Index and the S&P Telecom Index, because of their greater emphasis on natural gas and electric companies, and telecommunications companies, respectively, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and ten-year
              periods are shown compared to the S&P Utility Index and the
              S&P Telecom Index, as well as the Fund's previous benchmark, the Dow Average. Unlike the Fund, indices are not
              investments, do not incur fees, expenses or taxes and are not professionally managed.
             -------------------------------------------------------------------

----
 4

THE FUND

CALENDAR YEAR TOTAL RETURNS (CLASS Z)(1)

                                  (BAR CHART)

                       -10.32%    34.75%     6.02%     28.26%     22.22%     13.54%     18.76%    -8.51%      -42.48%     16.12%
                        1994       1995      1996       1997       1998       1999       2000       2001       2002       2003


                                                          For the periods shown in bar chart:
                                                          Best quarter: 2nd quarter 2003, +18.33%
                                                          Worst quarter: 3rd quarter 2002, -28.87%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2003

                                                                                1 YEAR          5 YEARS         10 YEARS
Class Z (%)
  Return Before Taxes                                                            16.12           -3.79(1)         5.17(1)
  Return After Taxes on Distributions                                            15.67           -6.04(1)         3.03(1)
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                                         10.99           -3.49(1)         3.73(1)
------------------------------------------------------------------------------------------------------------------------
S&P Utility Index (%)                                                            26.27           -2.58            4.51
------------------------------------------------------------------------------------------------------------------------
S&P Telecom Index (%)                                                             7.05          -14.71            2.90
------------------------------------------------------------------------------------------------------------------------
Dow Average (%)                                                                  29.39            0.70            6.33

 (1) Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without sales charges. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been higher, since Class Z shares are not subject to any Rule 12b-1 fees. Class A shares were initially offered on August 3, 1981, and Class Z shares were initially offered on January 29, 1999.

                                                                            ----

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
UNDERSTANDING EXPENSES

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees and other administrative costs including pricing and custody services.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions
             -------------------------------------------------------------------

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         0.00
--------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               0.00
--------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             (2)

 (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (2) There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

Management fee (%)                                              0.65
--------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                       0.00
--------------------------------------------------------------------
Other expenses(1) (%)                                           0.43
--------------------------------------------------------------------
Total annual fund operating expenses (%)                        1.08

 (1) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
  1$10      $343      $595      $1,317

----
 6

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with Columbia Funds Services, Inc. or your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or to take such other steps as we deem reasonable.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                       time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund and mailed to Columbia Funds
                       Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund and mailed to
                       Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class or Class A of the Fund at no
                       additional cost. There may be an additional charge if
                       exchanging from a money market fund. To exchange by
                       telephone, call 1-800-422-3737. Please see "How to Exchange
                       Shares" for more information.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       You must have a current balance of at least $5,000 in the
                       fund the money is coming from. Exchanges will continue so
                       long as your fund balance is sufficient to complete the
                       transfers. You may terminate your program or change the
                       amount of the exchange (subject to the $100 minimum) by
                       calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.

                                                                            ----

YOUR ACCOUNT

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by Columbia Funds Distributor, Inc.;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Funds Distributor, Inc.; and

- Any employee (or family member of an employee) of FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment

- Clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and

- Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

- Any client of Fleet National Bank or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet National Bank or the subsidiary);

- A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from Columbia Funds Distributor, Inc. or through a third-party broker-dealer;

- Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

----
 8

YOUR ACCOUNT

SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

             -------------------------------------------------------------------
CHOOSING A SHARE CLASS

              The Fund offers one class of shares in this prospectus --
              CLASS Z.

              The Fund also offers three additional classes of shares --
              Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
             -------------------------------------------------------------------

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                            ----

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into Class Z shares or Class A
                       shares of another fund distributed by Columbia Funds
                       Distributor, Inc. at no additional cost. To exchange by
                       telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a
                       member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature
                       Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries,
                       surviving joint owners and individual retirement account
                       owners. For details, call 1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell shares of the Fund and request that the
                       proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the
                       appropriate section of the account application for this
                       feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
PURCHASES AND EXCHANGES SHOULD BE MADE FOR INVESTMENT PURPOSES ONLY Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. The Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in the Fund. However, as discussed below, the Fund cannot ensure that all such activity can be identified or terminated.

RIGHT TO REJECT OR RESTRICT ORDERS AND CLOSE ACCOUNTS The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when the Fund believes it is in its shareholders' best interest. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. The Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.

LIMITATIONS ON THE ABILITY TO IDENTIFY OR TO TERMINATE FREQUENT TRADING There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In particular, a substantial portion of purchase, redemption and exchange orders are received from omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial

----
 10

YOUR ACCOUNT

intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on the Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by the Fund and its agents are not anticipated to identify all frequent trading.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

                                                                            ----

YOUR ACCOUNT

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

No significant part of Fund distributions is expected to be derived from qualified dividend income.

----
 12

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2003 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including pricing and bookkeeping and other fees paid to Columbia Management by the Fund, amounted to 0.65% of average daily net assets of the Fund.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
EDWARD PAIK, a vice president of Columbia Management, is the manager for the Fund and has managed or co-managed the Fund since May, 2002. Mr. Paik has been associated with Columbia Management or its predecessors since March, 2000. Prior to joining Columbia Management in March, 2000, Mr. Paik was an equity research analyst in global utilities for Lehman Brothers from 1996 to 2000.

                                                                            ----

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the fiscal years since the inception of Class Z shares, which run from December 1 to November 30, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

THE FUND

                                                                                                                    PERIOD ENDED
                                                                       YEAR ENDED NOVEMBER 30,                      NOVEMBER 30,
                                                          2003           2002           2001           2000           1999(A)
                                                        Class Z        Class Z        Class Z        Class Z         Class Z
                                                         ------         ------         -----          -----             -----
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                    9.44          18.74         25.49          22.87             21.50
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(b)                                 0.25           0.28          0.36           0.56              0.37
  Net realized and unrealized gain (loss) on
  investments and foreign currency                         0.48          (7.03)        (1.77)          4.21              1.30
--------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                           0.73          (6.75)        (1.41)          4.77              1.67
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                              (0.22)         (0.34)        (0.43)         (0.48)            (0.30)
  From net realized gains                                    --          (2.21)        (4.91)         (1.67)               --
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders              (0.22)         (2.55)        (5.34)         (2.15)            (0.30)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                          9.95           9.44         18.74          25.49             22.87
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(c)                                        7.90         (41.09)        (7.06)         22.57              7.82(d)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Operating expenses(e)                                    1.16           1.05          0.94           0.90              0.97(f)
  Interest expense                                           --(g)        --()(g)         --             --                --
  Expenses(e)                                              1.16           1.05          0.94           0.90              0.97(f)
  Net investment income(e)                                 2.70           2.28          1.69           2.38              1.99(f)
Portfolio turnover rate (%)                                  75             61            60            102                28
Net assets, end of period (000's) ($)                    26,237         28,565            32            321               524

 (a) Class Z shares were initially offered on January 29, 1999. Per share data and total return reflect activity from that date.

 (b) Per share data was calculated using average shares outstanding during the period.

 (c) Total return at net asset value assuming all distributions reinvested.

 (d) Not annualized.

 (e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (f) Annualized.

 (g) Rounds to less than 0.01%.

----
 14

NOTES

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FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Funds Trust IV (formerly named Liberty Funds Trust IV): 811-2865

- Columbia Utilities Fund (formerly named Liberty Utilities Fund)

--------------------------------------------------------------------------------

(ColumbiaFunds Logo)
         A Member of Columbia Management Group

         (C)2004 Columbia Funds Distributor, Inc.
         One Financial Center, Boston, MA 02111-2621
         800.426.3750  www.columbiafunds.com                    759-01/376R-0304

                             COLUMBIA UTILITIES FUND
                    A SERIES OF COLUMBIA FUNDS SERIES TRUST I
                       STATEMENT OF ADDITIONAL INFORMATION
                               ____________, 2005

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of the Columbia Utilities Fund (the "Fund"). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Fund dated ________, 2005. This SAI should be read together with a Prospectus and the Fund's most recent Annual Report dated November 30, 2005, and Semiannual Report dated May 31, 2005, of Columbia Utilities Fund, a series of Columbia Funds Trust IV, the predecessor to the Fund (the "Predecessor Fund"). Investors may obtain a free copy of a Prospectus and Annual Report from Columbia Management Distributor, Inc. (CMD), One Financial Center, Boston, MA 02111-2621 or by calling 1-800-426-3750. The financial statements and Report of Independent Registered Public Accounting Firm appearing in the Predecessor Fund's November 30, 2004 Annual Report and the financial statements appearing in the Predecessor Fund's May 31, 2005 Semiannual Report are incorporated into this SAI by reference.

Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by CMD generally and additional information about certain securities and investment techniques described in the Fund's Prospectuses.

TABLE OF CONTENTS

                                                                           PAGE
PART 1

Definitions                                                                  b
Organization and History                                                     b
Investment Goals and Policies                                                b
Fundamental Investment Policies                                              b
Other Investment Policies                                                    c
Special Tax Considerations                                                   c
Portfolio Turnover                                                           d
Fund Charges and Expenses                                                    d
Custodian of the Fund                                                        l
Independent Registered Public Accounting Firm of the Fund                    l

PART 2

Miscellaneous Investment Practices                                          [ ]
Taxes                                                                       [ ]
Management of the Funds                                                     [ ]
Determination of Net Asset Value                                            [ ]
How to Buy Shares                                                           [ ]
Special Purchase Programs/Investor Services                                 [ ]
Programs for Reducing or Eliminating Sales Charges                          [ ]
How to Sell Shares                                                          [ ]
Distributions                                                               [ ]
How to Exchange Shares                                                      [ ]
Suspension of Redemptions                                                   [ ]
Shareholder Liability                                                       [ ]
Shareholder Meetings                                                        [ ]
Appendix I                                                                  [ ]
Appendix II                                                                 [ ]

769-16/751U-0305

                                     Part 1

                             COLUMBIA UTILITIES FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                                  APRIL 1, 2005

DEFINITIONS

"Trust"      Columbia Funds Series Trust I
"Fund"       Columbia Utilities Fund
"Advisor"    Columbia Management Advisors, Inc., the Fund's investment advisor
"CMD"        Columbia Management Distributor, Inc., the Fund's distributor
"CMS"        Columbia Management Services, Inc., the Fund's shareholder services and transfer agent

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1987. The Fund is an open-end diversified management investment company representing the entire interest in a separate series of the Trust. The Fund commenced investment
operations as a series of the Trust on   , 2006. Prior to   , 2006 (the "Fund
Reorganization Date"), the Fund was organized as a series of Columbia Funds Trust IV, a Massachusetts business trust (the "Predecessor Fund") that commenced investment operations on August 31, 1981. The information provided for the Fund in this SAI for periods prior to the Fund Reorganization Date relates to the Predecessor Fund. The Trust changed its name from "Liberty-Stein Roe Funds Municipal Trust" to "Columbia Funds Trust IX" effective October 13, 2003. Effective ____________, 2005, the name of the Trust was changed from "Columbia Funds Trust IX" to its current name.

INVESTMENT GOALS AND POLICIES

The Prospectuses describe the Fund's investment goals, investment strategies and risks. Part 1 of this SAI includes additional information concerning, among other things, the investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Fund:

       Options (on Indices and Securities)
       Foreign Securities
       Foreign Currency Transactions
       Repurchase Agreements
       Rule 144A Securities
       Forward Commitments
       Money Market Instruments

Except as indicated below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940, as amended ("1940 Act"), provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

The Fund may not, as a matter of fundamental policy:

1. Underwrite any issue of securities issued by other persons within the meaning of the Securities Act of 1933, as amended (the "1933 Act") except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.

2. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

                                       b

3. Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

OTHER INVESTMENT POLICIES

As non-fundamental investment policies, which may be changed without a shareholder vote, the Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

3.    Invest more than 15% of its net assets in illiquid assets.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act's diversification requirement, an issuer is the entity whose revenues support the security.

SPECIAL TAX CONSIDERATIONS

The Fund may designate dividends as eligible for the dividends-received deduction only to the extent that the Fund receives dividends for which the Fund would be entitled to the dividends-received deduction if the Fund were a regular corporation and not a regulated investment company. The dividends-received deduction is available with respect to dividends received from domestic corporations subject to U.S. federal income tax and is not available to certain special corporations, such as Subchapter S corporations, to other entities or to individuals. There can be no assurance that the dividends-received deduction will not be reduced or eliminated in the future.

For dividends designated by the Fund as eligible for the dividends-received deduction to qualify as such by a particular shareholder, the shareholder must meet certain holding period requirements. The basis of a shareholder's shares may be reduced by an amount equal to the non-taxed portion of "extraordinary dividends" eligible for the dividends-received deduction.

One-hundred percent of the distributions paid by the Fund from investment income earned in the year ended November 30, 2003, qualified for the corporate dividends-received deduction.

                                       c

PORTFOLIO TURNOVER

Portfolio turnover is included in the Prospectuses under "Financial Highlights." High portfolio turnover may cause the Fund to realize capital gains, which if realized and distributed by the Fund, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund.

FUND CHARGES AND EXPENSES

Effective November 1, 2003, under the Fund's management agreement, the Fund pays the Advisor a monthly fee based on the average daily net assets at the annual rate of 0.65% on the first $1 billion and 0.60% of any excess of $1 billion.

Prior to November 1, 2003, under the Fund's management agreement, the Fund paid the Advisor a monthly fee based on the average daily net assets of the Fund at the annual rate of 0.65%. The Advisor had voluntarily agreed to waive its fee so that its actual fee would not exceed 0.60% of average daily net assets on assets in excess of $1 billion.

The Advisor is responsible for providing pricing and bookkeeping services to the Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Corporation (formerly named State Street Bank and Trust Company) (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:

-     An annual flat fee of $10,000, paid monthly; and

- In any month that the Fund has average net assets of more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

The Fund reimburses the Advisor for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.

Effective November 1, 2003, the Fund pays a shareholders' servicing and transfer agency fee to CMS as follows:

- An annual open account fee of $28 per open account, plus the Fund's allocated share of reimbursement for the out-of-pocket expenses of CMS.

Prior to November 1, 2003, the Fund paid a shareholders' servicing and transfer agency fee to CMS as follows:

- An account fee for each open account of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

- An account fee for each closed account of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

- A transaction fee of $1.40 per transaction occurring in Fund accounts during any month; plus

- A monthly fee at the rate of 0.06% per annum of the average daily closing value of the total net assets of the Fund for such month; plus

- The Fund's allocated share of CMS' out-of-pocket expenses, including fees payable to DST Systems, Inc. (DST) under a remote services agreement with DST.

                                       d

RECENT FEES PAID TO THE ADVISOR, CMD AND CMS (dollars in thousands)

                                                        Year ended November 30,
                                                  2005           2004            2003
                                                  ----          ------         -------
Management fee                                     [ ]          $2,630         $ 2,762
Pricing and bookkeeping fee                        [ ]             114             132
Shareholder service and transfer agent             [ ]           1,005           1,807
fee
12b-1 fees:                                        [ ]
  Service fee (Class A)                            [ ]             772             791
  Service fee (Class B)                            [ ]             154             187
  Service fee (Class C)                            [ ]              16              17
  Distribution fee (Class B)                       [ ]             461             561
  Distribution fee (Class C)                       [ ]              49              52

BROKERAGE COMMISSIONS (dollars in thousands)

                                                         Year ended November 30,
                                                  2005           2004            2003
                                                  ----          ------         -------
Total commissions                                  [ ]          $  335         $ 1,460
Directed transactions(a)                           [ ]           2,037          17,103
Commissions on directed transactions               [ ]               4              56
Commissions paid to AlphaTrade Inc. (b)            [ ]               0               0
% of Aggregate Commissions                         [ ]               0               0
% of Aggregate Dollar Amount of Brokerage          [ ]               0               0
Transactions
Commissions paid to Fleet Securities, Inc.         [ ]               0               0
% of Aggregate Commissions                         [ ]               0               0
% of Aggregate Dollar Amount of Brokerage          [ ]               0               0
Transactions
Commissions paid to Bank of America                [ ]               0              (c)
Securities (c)
% of Aggregate Commissions                         [ ]               0              (c)
% of Aggregate Dollar Amount of Brokerage          [ ]               0              (c)
Transactions

(a) See "Management of the Funds - Portfolio Transactions - Brokerage and Research Services" in Part 2 of this SAI.

(b)   As of May, 2002 AlphaTrade Inc. is no longer used for transactions.

(c) Prior to April, 2004, Bank of America Securities was not an affiliate of the Fund.

The Trust is required to identify any securities of its "regular brokers or dealers" that the Fund has acquired during its most recent fiscal year. At November 30, 2005, the Fund held no securities of its regular brokers or dealers.

TRUSTEES AND TRUSTEES' FEES

Fund Complex consists of the following funds:

The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia Funds Trust VII, the series of Liberty Variable Investment Trust and 8 closed-end or interval management investment company portfolios (the "Liberty Funds").

The series of Columbia Funds Trust VIII, the series of Columbia Funds Trust IX, the series of Columbia Funds Trust XI and the series of SteinRoe Variable Investment Trust (the "Stein Roe Funds").

                                       e

Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (the "All-Star Funds").

Columbia Management Multi-Strategy Hedge Fund, LLC.

Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust (the "Columbia Funds").

The series of The Galaxy Funds (the "Galaxy Funds").

The series of Columbia Acorn Trust and the series of Wanger Advisors Trust (the "Acorn Funds" and "WAT Funds," respectively).

The Advisor or its affiliates pay the compensation of all the officers of the funds in the Fund Complex advised by the Advisor, including the Trustees who are affiliated with the Advisor. For the fiscal year ended _____________, 2005 and the calendar year ended December 31, 2004, the Trustees received the following compensation for serving as Trustees:

                                                      Aggregate       Total Compensation from
                                                     Compensation        the Columbia Fund
                                Pension or           from the Fund      Complex Paid to the
                                Retirement           for the Fiscal        Trustees for the
                             Benefits Accrued as       Year ended             Calendar
                                  Part of             November 30,           Year Ended
     Trustee                  Fund Expenses (b)           2005         December 31, 2004 (a)
---------------------       --------------------     --------------   -----------------------
Douglas A. Hacker                    [ ]                   [ ]                [115,500]
Janet Langford Kelly                 [ ]                   [ ]                [101,500]
Richard W. Lowry                     [ ]                   [ ]                [128,150]
                                     [ ]                   [ ]
William E. Mayer                     [ ]                   [ ]                [133,150]
Charles R. Nelson                    [ ]                   [ ]                [155,073]
John J. Neuhauser                    [ ]                   [ ]                [143,568]
Patrick J. Simpson                   [ ]                   [ ](e)              [64,234]
Thomas Stitzel                       [ ]                   [ ]                [103,500]
Thomas C. Theobald(c)                [ ]                   [ ]                [110,250]
Anne-Lee Verville(d)                 [ ]                   [ ]                [128,250]
Richard L. Woolworth                 [ ]                   [ ]                 [64,234]

(a) As of December 31, 2004, the Fund Complex consisted of 127 open-end and 11 closed-end management investment company portfolios.

(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(c) During the fiscal year ended November 30, 2005, and the calendar year ended December 31, 2004, Mr. Theobald deferred $_____ of his compensation from the Fund and $90,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Theobald's account under that plan was $157,328.

(d) During the fiscal year ended November 30, 2005, and the calendar year ended December 31, 2004, Ms. Verville deferred $_____ of her compensation from the Fund and $55,000 of her total compensation from the Fund Complex, pursuant to the deferred compensation plan. At December 31, 2004, the value of Ms. Verville's account under that plan was $653,275.

(e) During the fiscal year ended November 30, 2005, Mr. Simpson deferred $_______ of his compensation from the Fund pursuant to the deferred compensation plan. During the calendar year ended December 31, 2004, Mr. Simpson deferred $129,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Simpson's account under that plan was $ 143,646.

                                       f

ROLE OF THE BOARD OF TRUSTEES

The Trustees of the Funds are responsible for the overall management and supervision of the Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with service providers for the Funds and review the Funds' performance. The Trustees have created several committees to perform specific functions for the Funds. Mr. Theobald was elected Chairman of the Board of Trustees of the Liberty Funds, Stein Roe Funds and Columbia Funds effective December 2003.

AUDIT COMMITTEE

Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board of Trustees of the Funds. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Funds and certain service providers. For the fiscal year ended November 30, 2005, the Audit Committee convened [ ] times.

GOVERNANCE COMMITTEE

Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Funds. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Fund. For the fiscal year ended November 30, 2005, the Governance Committee convened [ ] times.

ADVISORY FEES & EXPENSES COMMITTEE

Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Funds. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. For the fiscal year ended November 30, 2005, the Advisory Fees & Expenses Committee convened [ ] times.

COMPLIANCE COMMITTEE

Ms. Kelly, Messrs. Nelson and Simpson and Ms. Verville are members of the Compliance Committee of the Board of Trustees of the Funds. Prior to August 10, 2004, Ms. Kelly, Mr. Nelson and Ms. Verville were members of the Compliance Committee of the Board of Trustees of the Funds. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Trust. The Committee uses legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Trust's investment adviser, principal underwriter and transfer agent. For the fiscal year ended November 30, 2005, the Compliance Committee convened [ ] times.

                                       g

INVESTMENT OVERSIGHT COMMITTEES

Beginning in 2004, each Trustee of the Funds also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Fund Complex and gives particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Fund Complex which they review:

         IOC #1: Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing funds in the following asset categories: Large Growth Diversified, Large Growth Concentrated, Small Growth, Outside Managed (i.e., sub-advised) and Municipal.

         IOC #2: Mr. Hacker and Ms. Verville are responsible for reviewing funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed Income - Multi Sector, Fixed Income - Core and Young Investor.

         IOC #3: Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Large Value, Mid Cap Value, Small Value, Asset Allocation, High Yield and Money Market.

         IOC #4: Messrs. Nelson, Simpson and Woolworth are responsible for reviewing funds in the following asset categories:
                  Large/Multi-Cap Blend, Mid Cap Growth, Small Growth, Asset Allocation, Specialty Equity and Taxable Fixed Income.

SHARE OWNERSHIP

The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004 (i) in the Fund and (ii) in the funds in the Fund Complex.

                                                            Aggregate Dollar Range of Equity Securities
                               Dollar Range of Equity              Owned in All Funds Overseen by
    Name of Trustee         Securities Owned in the Fund             Trustee in the Fund Complex
----------------------      ----------------------------    -------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                       [$0]                              Over $100,000
Janet Langford Kelly                    [$0]                              Over $100,000
Richard W. Lowry                        [$0]                              Over $100,000
Charles R. Nelson                       [$0]                              Over $100,000
John J. Neuhauser               [$10,001 - $50,000]                       Over $100,000
Patrick J. Simpson                      [$0]                              Over $100,000
Thomas E. Stitzel                       [$0]                              Over $100,000
Thomas C. Theobald                      [$0]                              Over $100,000
Anne-Lee Verville(a)                    [$0]                              Over $100,000
Richard L. Woolworth                    [$0]                              Over $100,000

INTERESTED TRUSTEE
William E. Mayer                        [$0]                            $50,001 - $100,000

(a) Ms. Verville has elected to defer her compensation as a Trustee under the deferred compensation plan for independent Trustees of the Fund Complex. The value of her deferred compensation is determined as if the amounts had been invested, as of the date of deferral, in shares of one or more funds in the complex as specified by her. At December 31, 2004, the value of her deferred compensation account exceeded $100,000.

                                       h

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Fund's portfolio managers managed as of the Fund's fiscal year-end.

                          OTHER SEC-REGISTERED
                         OPEN-END AND CLOSED-END       OTHER POOLED INVESTMENT
                                  FUNDS                       VEHICLES                      OTHER ACCOUNTS
                         -----------------------       -----------------------      ---------------------------
                         Number of                      Number of                   Number of
PORTFOLIO MANAGER        accounts       Assets          accounts        Assets       accounts         Assets
-----------------        ---------   -----------       ----------       ------      ---------      ------------
Edward Y. Paik               1       1.6 billion           None           N/A           17         21.2 million

See "Management--Portfolio Transactions--Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how the Advisor addresses potential conflicts of interest resulting from an individual's management of more than one account.

OWNERSHIP OF SECURITIES

The table below shows the dollar ranges of shares of the Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio managers listed above at the end of the Fund's most recent fiscal year:

                                        Dollar Range of Equity Securities in the Fund
Portfolio Manager                                    Beneficially Owned
-----------------                       ---------------------------------------------
Edward Y. Paik                                           $1-$10,000

COMPENSATION

As of the Fund's most recent fiscal year end, the portfolio managers received all of their compensation from the Advisor and its parent company, Columbia Management Group, in the form of salary, bonus, stock options and restricted stock. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Advisor generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmark[s] noted below, emphasizing the manager's three- and five-year performance. The Advisor may also consider the portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall investment performance.

PORTFOLIO MANAGER                                  PERFORMANCE BENCHMARK
-----------------                              -----------------------------
Edward Y. Paik                                 S&P Utilities and S&P Telecom

The size of the overall bonus pool each year is determined by Columbia Management Group and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Advisor's profitability for the year, which is influenced by assets under management.

OWNERSHIP OF THE FUND

As of record on February 28, 2005, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the then outstanding shares of the Fund.

As of record on February 28, 2005, the following shareholders owned of record 5% or more of one or more of each class of the Fund's then outstanding shares:

CLASS A
Merrill Lynch Pierce Fenner & Smith                              7.72%
For the sole benefit of its customers
Attn: Fund Administration
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL  32246-6484

CLASS B
Merrill Lynch Pierce Fenner & Smith                              8.58%
For the sole benefit of its customers
Attn: Fund Administration
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL  32246-6484

Citigroup Global Markets, Inc.                                   6.65%
Attn: Peter Booth
333 West 34th Street, 7th Floor
New York, NY  10001-2402

CLASS C
Merrill Lynch Pierce Fenner & Smith                             14.96%
For the sole benefit of its customers
Attn: Fund Administration
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL  32246-6484

Citigroup Global Markets, Inc.                                   8.15%
Attn: Peter Booth
333 West 34th Street, 7th Floor
New York, NY  10001-2402

                                       j

SALES CHARGES (dollars in thousands)

                                                                       Class A Shares
                                                                  Year ended November 30,
                                                           2005       2004       2003       2002
                                                           ----       ----       ----       ----
Aggregate initial sales charges on Fund share sales         [ ]       $ 76       $ 79       $290
Initial sales charges retained by CMD                       [ ]          8          6         23
Aggregate contingent deferred sales charges                 [ ]
(CDSC) on Fund redemptions retained by CMD                              (a)        (a)        (a)

                                                                       Class B Shares
                                                                  Year ended November 30,
                                                           2005       2004       2003       2002
                                                           ----       ----       ----       ----
Aggregate CDSC on Fund redemptions retained by CMD                    $187       $234       $381

                                                                       Class C Shares
                                                                  Year ended November 30,
                                                           2005       2004       2003       2002
                                                           ----       ----       ----       ----
Aggregate CDSC on Fund redemptions retained by CMD                    $1         $2         $14

(a)   Rounds to less than one.

12b-1 PLAN, CDSCS AND CONVERSION OF SHARES

The Fund offers four classes of shares - Class A, Class B, Class C and Class Z. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 plan (Plan) pursuant to Rule 12b-1 under the 1940 Act for each class except Class Z shares. Under the Plan, the Fund pays CMD monthly a service fee at an annual rate of 0.25% of the average daily net assets attributed to Class A, Class B and Class C shares. The Fund also pays CMD monthly a distribution fee at the annual rate of 0.75% of the average daily net assets attributed to Class B and Class C shares. CMD may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of CMD's expenses, CMD may realize a profit from the fees. The Plan authorizes any other payments by the Fund to CMD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of the Fund's assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees of the Trust who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value subject to a CDSC if redeemed within a certain number of years after purchase depending on the program under which you purchased your shares. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectus for Class A, Class B and C shares for the Fund.

                                       k

No CDSC will be imposed on shares derived from reinvestment of distributions or on amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee. See the Prospectus for a description of the different programs.

SALES-RELATED EXPENSES (dollars in thousands) of CMD relating to the Class A, B and C shares of the Fund were:

                                                                   Year ended [November 30, 2005]
                                                         Class A Shares    Class B Shares   Class C Shares
                                                         --------------    --------------   --------------
Fees to FSFs                                                 [$879]            [$261]            [$66]
Allocated cost of sales material relating to the Fund
  (including printing and mailing expenses)                    [12]               [4]            [(a)]
Allocated travel, entertainment and other promotional
  expenses (including advertising)                             [24]               [8]              [1]

(a)   Rounds to less than one.

CUSTODIAN OF THE FUND

State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, Massachusetts 02111-2900, is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE FUND

PricewaterhouseCoopers LLP, located at 125 High Street, Boston, Massachusetts 02110-1707, is the Fund's independent registered public accounting firm, providing audit and tax return review services and assistance and consultation in connection with the review of various Securities and Exchange Commission ("SEC") filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.

                                       l

                      STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include the series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Columbia Funds Trust VIII, Columbia Funds Series Trust I (formerly named Columbia Funds Trust IX) and Columbia Funds Trust XI (each a Trust and together, the Trusts, also known as Fund Complex). In certain cases, the discussion applies to some, but not all, of the Funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING

In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.

SHORT SALES

A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

LOWER-RATED DEBT SECURITIES

Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the Fund's achievement of its investment goal; and

4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

COMMON STOCK, PREFERRED STOCK AND WARRANTS

Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the company's capital stock at a set price for a specified period of time.

FOREIGN SECURITIES

The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a sub-custodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

The Fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

EXCHANGE-TRADED FUNDS ("ETFS"). The Fund may invest in ETFs up to the maximum amount allowable under the 1940 Act. ETFs are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international.

ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.

The Fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders of the Fund may also indirectly bear similar expenses of an ETF.

ZERO COUPON SECURITIES (ZEROS)

The Fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)

The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSIT are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by a business to finance short-term needs (including promissory notes with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement in which the Fund would be allowed to invest directly.

CERTIFICATES OF DEPOSIT are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. TIME DEPOSITS are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central

Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund.

BANK OBLIGATIONS include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part 1 of this SAI. For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a Fund's assets that may be invested in STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component is usually volatile in response to changes in interest rates.

In U.S. TREASURY ROLLS, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

COMMERCIAL PAPER is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

STRIPPED OBLIGATIONS

To the extent consistent with their investment objective, Funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the Funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Funds' Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

MUNICIPAL SECURITIES

Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this SAI and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, each

Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

PRIVATE ACTIVITY BONDS

The Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

MUNICIPAL LEASE OBLIGATIONS

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

SECURITIES LOANS

The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

INTERFUND BORROWING AND LENDING

The Fund may lend money to and borrow money from other affiliated registered open-end investment companies. The Fund may borrow through the program when the Advisor believes borrowing is appropriate and the costs are equal to or lower than the costs of bank loans. When borrowing money, the Fund is subject to the risk that the securities the Fund acquires with the borrowed money or would otherwise have sold will decline in value. When lending money, the Fund is subject to the risk that the borrower will be unwilling or unable to make timely payments of interest or principal.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)

The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Fund from the transaction.

REITS

The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy.

ASSET-BACKED SECURITIES

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively lengthen the expected maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

CUSTODY RECEIPTS AND TRUST CERTIFICATES. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly "disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

LINE OF CREDIT

The Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goal and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian..

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities;

three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

MUNICIPAL BOND INDEX FUTURES CONTRACTS. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

OPTIONS ON FUTURES CONTRACTS. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The Funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

OPTIONS ON FOREIGN STOCK INDICES. The Funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

SWAP AGREEMENTS (SWAPS, CAPS, COLLARS AND FLOORS)

The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

EQUITY SWAPS

The Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

RISK FACTORS IN EQUITY SWAP TRANSACTIONS. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the portfolio managers do not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. See "Taxes" for information on tax risks associated with equity swaps.

FOREIGN CURRENCY TRANSACTIONS

The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

PARTICIPATION INTERESTS

The Fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

VARIABLE AND FLOATING RATE OBLIGATIONS

Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

If a variable or floating rate instrument is not rated, the Fund's Advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

CURRENCY SWAPS. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

GUARANTEED INVESTMENT CONTRACTS

Pursuant to guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.

The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.

BANK INVESTMENT CONTRACTS

Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the Funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

LOAN PARTICIPATIONS

Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

STRUCTURED INVESTMENTS

Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.

Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.

YANKEE OBLIGATIONS

Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

AMERICAN, EUROPEAN, CONTINENTAL AND GLOBAL DEPOSITARY RECEIPTS

American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

TEMPORARY CASH BALANCES

The Funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.

TAXES

In this section, all discussions of taxation at the shareholder and fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

FEDERAL TAXES. Although it may be one of several series in a single trust, the Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (Code). The Fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets.

To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer, other than U.S. government securities or other regulated investment companies; or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (c) distribute with respect to each year at least 90% of its taxable net investment income, its tax-exempt interest income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation , provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do not apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of
(c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. As a regulated investment company that is accorded special tax treatment, the Fund will not be subject to any federal income taxes on its net investment income and net realized capital gains that it distributes to shareholders on the form of dividends and in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" accorded special tax treatment in any taxable year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions (including any distributions of net tax-exempt income and net long-term capital gains) would generally be taxable as ordinary income to the shareholders, except to the extent they were treated as "qualified dividend income," as described below. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the federal corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends may be, however, includable in adjusted current earnings for purposes of computing corporate federal AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces tax basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.

FUND DISTRIBUTIONS. Distributions from the Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) will generally be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning on or before December 31, 2008.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price of the shareholder paid). Distributions are taxable whether received in cash or in Fund shares.

QUALIFIED DIVIDEND INCOME. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. With respect to a Fund investing in bonds, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

In general, distributions of investment income properly designated by the Fund as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt Fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder (but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes). The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

Income from certain "private activity bonds" issued after August 7, 1986, is treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time Fund shares are held by the shareholder.

A tax-exempt Fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the Fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users, as further defined in the Code. Income derived from the Fund's investments other than tax-exempt instruments may give rise to taxable income. The Fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of Fund shares to the extent of tax-exempt dividends paid during that period. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Under Treasury regulations, if on a disposition of Fund shares a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder will likely have to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. You are advised to consult with your tax advisor.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to backup withholding for taxpayers who fail to furnish a correct taxpayer identification number, who have under-reported dividend or interest income, or who fail to certify to the Fund that the shareholder is a United States person and is not subject to the withholding. This number and certification may be provided by either a Form W-9 or the accompanying application. In certain instances, CMS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This may produce a difference between the Fund's book income and its taxable income possibly accelerating distributions or converting distributions of book income and gains to returns of capital for book purposes.

If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal income tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund." A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

NON-U.S. SHAREHOLDERS. In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the recent legislation, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S.

person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Recent legislation modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the legislation, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning on September 1, 2005) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES (THIS SECTION IS APPLICABLE ONLY TO THE COLUMBIA TAX-MANAGED GROWTH FUND)

FEDERAL GIFT TAXES. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.

Under the Columbia Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceed $11,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.

Under the Columbia Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.

No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), including taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount, which is $1,000,000 for gifts made after December 31, 2001, and before January 1, 2010.

Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's Federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.

The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $22,000.

The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

GENERATION-SKIPPING TRANSFER TAXES

If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Columbia Advantage Plan and does not exceed the available annual exclusion amount. An exemption (the "GST exemption"), equal to $1.5 million in 2005, is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate (47% for gifts made in 2005) on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.

INCOME TAXES

The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Columbia Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.

Under the Columbia Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.

If the donor selects the Columbia Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 35%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 15%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.

When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

CONSULTATION WITH QUALIFIED ADVISOR

Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.

MANAGEMENT OF THE FUNDS The Advisor provides administrative and management services to the Funds. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. (NPMI), merged into Columbia Management Advisors, Inc. Each of the four merging companies was a registered investment advisor and advised various Funds in the Fund Complex. The Advisor, located at 100 Federal Street, Boston, Massachusetts 02110, is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. The Advisor has been an investment advisor since 1969.

In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. (NFMI), a subsidiary of NPMI and a registered investment advisor that advised several Funds in the Fund Complex, merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the Advisor to the Funds previously advised by NFMI.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 49)        Trustee       1996       Executive Vice President -         101        Nash Finch Company (food
P.O. Box 66100                                             Strategy of United Airlines                         distributor)
Chicago, IL 60666                                          (airline) since December,
                                                           2002 (formerly President of
                                                           UAL Loyalty Services
                                                           (airline) from September,
                                                           2001 to December, 2002;
                                                           Executive Vice President
                                                           and Chief Financial Officer
                                                           of United Airlines from
                                                           July, 1999 to September,
                                                           2001; Senior Vice
                                                           President-Finance from
                                                           March, 1993 to July, 1999).

Janet Langford Kelly (Age 47)     Trustee       1996       Partner, Zelle, Hofmann,           101                    None
9534 W. Gull Lake Drive                                    Voelbel, Mason & Gette LLP
Richland, MI 49083-8530                                    (law firm) since March,
                                                           2005; Adjunct Professor of
                                                           Law, Northwestern
                                                           University, since
                                                           September, 2004 (formerly
                                                           Chief Administrative
                                                           Officer and Senior Vice
                                                           President, Kmart Holding
                                                           Corporation (consumer
                                                           goods), from September,
                                                           2003 to March, 2004;
                                                           Executive Vice
                                                           President-Corporate
                                                           Development and
                                                           Administration, General
                                                           Counsel and Secretary,
                                                           Kellogg Company (food
                                                           manufacturer), from
                                                           September, 1999 to August,
                                                           2003; Senior Vice
                                                           President, Secretary and
                                                           General Counsel, Sara Lee
                                                           Corporation (branded,
                                                           packaged, consumer-products
                                                           manufacturer) from January,
                                                           1995 to September, 1999).

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Richard W. Lowry (Age 69)         Trustee       1995       Private Investor since            103(3)                  None
10701 Charleston Drive                                     August, 1987 (formerly
Vero Beach, FL 32963                                       Chairman and Chief
                                                           Executive Officer, U.S.
                                                           Plywood Corporation
                                                           (building products
                                                           manufacturer)).

Charles R. Nelson (Age 62)        Trustee       1981       Professor of Economics,           101                     None
Department of Economics                                    University of Washington,
University of Washington                                   since January, 1976; Ford
Seattle, WA 98195                                          and Louisa Van Voorhis
                                                           Professor of Political
                                                           Economy, University of
                                                           Washington, since
                                                           September, 1993 (formerly
                                                           Director, Institute for
                                                           Economic Research,
                                                           University of Washington
                                                           from September, 2001 to
                                                           June, 2003); Adjunct
                                                           Professor of Statistics,
                                                           University of Washington,
                                                           since September, 1980;
                                                           Associate Editor, Journal
                                                           of Money Credit and
                                                           Banking, since September,
                                                           1993; consultant on
                                                           econometric and statistical
                                                           matters.

John J. Neuhauser (Age 62)        Trustee       1985       Academic Vice President and       103(3)        Saucony, Inc. (athletic
84 College Road                                            Dean of Faculties since                                footwear)
Chestnut Hill, MA 02467-3838                               August, 1999, Boston
                                                           College (formerly Dean,
                                                           Boston College School of
                                                           Management from September,
                                                           1977 to August, 1999).

Patrick J. Simpson (Age 61)       Trustee       2000       Partner, Perkins Coie             101                     None
1120 N.W. Couch Street                                     L.L.P. (law firm).
Tenth Floor
Portland, OR 97209-4128

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas E. Stitzel (Age 69)        Trustee       1998       Business Consultant since          101                    None
2208 Tawny Woods Place                                     1999 (formerly Professor of
Boise, ID 83706                                            Finance from 1975 to 1999,
                                                           College of Business, Boise
                                                           State University);
                                                           Chartered Financial
                                                           Analyst.

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 68)       Trustee       1996       Partner and Senior Advisor,        101            Anixter International
8 Sound Shore Drive,                and                    Chicago Growth Partners                             (network support
Suite 285                        Chairman                  (private equity investing)                       equipment distributor);
Greenwich, CT 06830               of the                   since September, 2004                              Ventas, Inc. (real
                                   Board                   (formerly Managing                                  estate investment
                                                           Director, William Blair                            trust); Jones Lang
                                                           Capital Partners (private                         LaSalle (real estate
                                                           equity investing) from                          management services) and
                                                           September, 1994 to                                Ambac Financial Group
                                                           September, 2004).                                  (financial guaranty
                                                                                                                  insurance)

Anne-Lee Verville (Age 59)        Trustee       1998       Retired since 1997                 101          Chairman of the Board of
359 Stickney Hill Road                                     (formerly General Manager,                      Directors, Enesco Group,
Hopkinton, NH 03229                                        Global Education Industry,                      Inc. (designer, importer
                                                           IBM Corporation (computer                          and distributor of
                                                           and technology) from 1994                             giftware and
                                                           to 1997).                                             collectibles)

Richard L. Woolworth (Age 64)     Trustee       1991       Retired since December 2003        101            Northwest Natural Gas
100 S.W. Market Street                                     (formerly Chairman and                          Co. (natural gas service
#1500                                                      Chief Executive Officer,                                provider)
Portland, OR 97207                                         The Regence Group (regional
                                                           health insurer); Chairman
                                                           and Chief Executive
                                                           Officer, BlueCross
                                                           BlueShield of Oregon;
                                                           Certified Public
                                                           Accountant, Arthur Young &
                                                           Company)

                                                                                           Number of
                                             Year First                                  Portfolios in
                                 Position    Elected or                                   Fund Complex
                                   with     Appointed to     Principal Occupation(s)        Overseen
     Name, Address and Age         Funds      Office(1)       During Past Five Years       by Trustee      Other Directorships Held
------------------------------   --------   ------------   ---------------------------   -------------   ---------------------------
INTERESTED TRUSTEE
William E. Mayer(2) (Age 65)      Trustee       1994       Partner, Park Avenue Equity       103(3)         Lee Enterprises (print
399 Park Avenue                                            Partners (private equity)                        media), WR Hambrecht +
Suite 3204                                                 since February, 1999                             Co. (financial service
New York, NY 10022                                         (formerly Partner,                                 provider); Reader's
                                                           Development Capital LLC                           Digest (publishing);
                                                           from November, 1996 to                             OPENFIELD Solutions
                                                           February, 1999).                                    (retail industry
                                                                                                             technology provider)

(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

                                              Year First
                                              Elected or
                                  Position     Appointed                            Principal Occupation(s)
     Name, Address and Age       with Funds    to Office                             During Past Five Years
------------------------------   ----------   ----------   -------------------------------------------------------------------------
OFFICERS
Christopher L. Wilson (Age 48)    President      2004      Head of Mutual Funds since August, 2004 and Senior Vice President of the
One Financial Center                                       Advisor since January, 2005; President of the Columbia Funds, Liberty
Boston, MA 02111                                           Funds and Stein Roe Funds since October, 2004; President and Chief
                                                           Executive Officer of the Nations Funds since January, 2005; President of the Galaxy Funds since April 2005; Director of Bank of America Global
                                                           Liquidity Funds, plc since May 2005; Director of Banc of America Capital
                                                           Management (Ireland), Limited since May 2005; Senior Vice President of
                                                           BACAP Distributors LLC since January, 2005; Director of FIM Funding, Inc.
                                                           since January, 2005; Senior Vice President of Columbia Management
                                                           Distributors, Inc. since January, 2005; Director of Columbia Management
                                                           Services, Inc. since January, 2005 (formerly President and Chief
                                                           Executive Officer, CDC IXIS Asset Management Services, Inc. from
                                                           September, 1998 to August, 2004).

J. Kevin Connaughton (Age 40)     Treasurer      2000      Treasurer of the Columbia Funds since October, 2003 and of the Liberty
One Financial Center                                       Funds, Stein Roe Funds and All-Star Funds since December, 2000; Vice
Boston, MA 02111                                           President of the Advisor since April, 2003 (formerly President of the
                                                           Columbia Funds, Liberty Funds and Stein Roe Funds from February, 2004 to
                                                           October, 2004; Chief Accounting Officer and Controller of the Liberty
                                                           Funds and All-Star Funds from February, 1998 to October, 2000); Treasurer of the Galaxy Funds since September, 2002 (formerly Treasurer from
                                                           December, 2002 to December, 2004 and President from February, 2004 to
                                                           December, 2004 of the Columbia Management Multi-Strategy Hedge Fund, LLC;
                                                           Vice President of Colonial Management Associates, Inc. from February,
                                                           1998 to October, 2000).

Mary Joan Hoene (Age 55)           Senior        2004      Senior Vice President and Chief Compliance Officer of the Columbia Funds,
100 Federal Street                  Vice                   Liberty Funds, Stein Roe Funds and All-Star Funds since August, 2004;
Boston, MA 02110                  President                Chief Compliance Officer of the Columbia Management Multi-Strategy Hedge
                                  and Chief                Fund, LLC since August, 2004; Chief Compliance Officer of the BACAP
                                 Compliance                Alternative Multi-Strategy Hedge Fund LLC since October, 2004 (formerly
                                   Officer                 Partner, Carter, Ledyard & Milburn LLP from January, 2001 to August,
                                                           2004; Counsel, Carter, Ledyard & Milburn LLP from November, 1999 to
                                                           December, 2000; Vice President and Counsel, Equitable Life Assurance
                                                           Society of the United States from April, 1998 to November, 1999).

Michael G. Clarke (Age 35)          Chief        2004      Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein Roe
One Financial Center             Accounting                Funds and All-Star Funds since October, 2004 (formerly Controller of the
Boston, MA 02111                   Officer                 Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds from
                                                           May, 2004 to October, 2004; Assistant Treasurer from June, 2002 to May,
                                                           2004; Vice

                                                           President, Product Strategy & Development of the Liberty Funds and Stein
                                                           Roe Funds from February, 2001 to June, 2002; Assistant Treasurer of the
                                                           Liberty Funds, Stein Roe Funds and the All-Star Funds from August, 1999 to February, 2001; Audit Manager, Deloitte & Toche LLP from May, 1997 to
                                                           August, 1999).

Jeffrey R. Coleman (Age 35)      Controller      2004      Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                       All-Star Funds since October, 2004 (formerly Vice President of CDC IXIS
Boston, MA 02111                                           Asset Management Services, Inc. and Deputy Treasurer of the CDC Nvest
                                                           Funds and Loomis Sayles Funds from February, 2003 to September, 2004;
                                                           Assistant Vice President of CDC IXIS Asset Management Services, Inc. and
                                                           Assistant Treasurer of the CDC Nvest Funds from August, 2000 to February,
                                                           2003; Tax Manager of PFPC, Inc. from November, 1996 to August, 2000).

R. Scott Henderson (Age 45)       Secretary      2004      Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds since
One Financial Center                                       December, 2004 (formerly Of Counsel, Bingham McCutchen from April, 2001
Boston, MA 02111                                           to September, 2004; Executive Director and General Counsel, Massachusetts
                                                           Pension Reserves Investment Management Board from September, 1997 to
                                                           March, 2001).

Trustee Positions

As of December 31, 2004, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity.

General

Messrs. Lowry, Mayer and Neuhauser are also trustees/directors of the Liberty All-Star Funds.

The Trustees serve as trustees of 101 registered investment companies managed by the Advisor for which each Trustee receives a retainer at the annual rate of $45,000 and an attendance fee of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December, 2003, Mr. Theobald began serving as the Chairman of the Board. As the independent chairman of the board, Mr. Theobald receives a supplemental retainer at the annual rate of of $100,000; the chair of the Audit Committee receives a supplemental retainer at the annual rate of $10,000; the chair of each other committee receives a supplemental retainer at the annual rate of $5,000. Members of each committee, except the Audit Committee, receive $1,500 for each committee meeting. Each Audit Committee member receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 133 open-end and 10 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

MANAGEMENT AGREEMENT

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. Columbia Management Distributors, Inc. (formerly named Columbia Funds Distributor, Inc.) pays the cost of printing and distributing all other Prospectuses.

ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO CERTAIN FUNDS AND THEIR RESPECTIVE TRUSTS. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION REGARDING YOUR FUND).

Under an Administration Agreement, the Advisor, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

          (a)  providing office space, equipment and clerical personnel;

          (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund;

          (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

          (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

          (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

          (f)  maintaining certain books and records of each Fund.

With respect to Columbia Money Market Fund (formerly named Liberty Money Market
Fund) and Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund), the Administration Agreement for these Funds provides that the Advisor will monitor compliance by the Fund with Rule 2a-7 under the 1940 Act and report to the Trustees from time to time with respect thereto. The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

TRUST SERVICES AGREEMENT

Pursuant to a Trust Services Agreement, CMS provides the Columbia Tax-Managed Growth Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. CMS's fee is described in the Prospectuses of the Columbia Tax-Managed Growth Fund.

THE PRICING AND BOOKKEEPING AGREEMENT

The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement. SEE "FUND CHARGES AND EXPENSES" IN
PART 1 OF THIS SAI FOR INFORMATION ON THESE FEES.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the Funds. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The Funds and clients advised by the Advisor or the Funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.

POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Advisor believes are faced by investment professionals at most major financial firms. The Advisor and the Trustees of the Columbia Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

          - The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

          - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

          - The trading of other accounts could be used to benefit higher-fee accounts (front- running).

          - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

"Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Advisor and the Funds' Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Columbia-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

The Advisor or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

A Fund's portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at the Advisor, including each Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Advisor and each Fund, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of each Fund.

BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute securities transactions for a Fund.

The Advisor places the transactions of the Funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the Funds' transactions where the Funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by Funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a Fund.

The Advisor may use the services of affiliated broker-dealers, when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

PRINCIPAL UNDERWRITER

CMD is the principal underwriter of the Trust's shares. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT

CMS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CMS is based on number of accounts plus reimbursement for certain out-of-pocket expenses. SEE

"FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY CMS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CMS or generally by 6 months' notice by CMS to the Fund. The agreement limits the liability of CMS to the Fund for loss or damage incurred by the Fund to situations involving a failure of CMS to use reasonable care or to act in good faith and without negligence in performing its duties under the agreement. The Fund will indemnify CMS from, among other things, any and all claims, actions, suits, losses, costs, damages, and expenses incurred by it in connection with its acceptance of this Agreement, provided that: (i) to the extent such claims, actions, suits, losses, costs, damages, or expenses relate solely to a particular series or group of series of shares, such indemnification shall be only out of the assets of that series or group of series; (ii) this indemnification shall not apply to actions or omissions constituting negligence or misconduct of CMS or its agents or contractors, including but not limited to willful misfeasance, bad faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under this Agreement; and (iii) CMS shall give a Fund prompt notice and reasonable opportunity to defend against any such claim or action in its own name or in the name of CMS.

CODE OF ETHICS

The Funds, the Advisor, and CMD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

ANTI-MONEY LAUNDERING COMPLIANCE

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account, halting all shareholder activity with respect to such account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

PROXY VOTING POLICIES AND FUND PROXY VOTING RECORD

The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

The Advisor's proxy voting guidelines and procedures are included in this SAI as Appendix II. In accordance with SEC regulations, the fund's proxy voting record for the last twelve-month period ended June 30 has been filed with the SEC. You may obtain a copy of the fund's proxy voting record (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Columbia Funds have adopted policies with respect to the disclosure of the Funds' portfolio holdings by the Funds, Columbia Management, or their affiliates. These policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Funds' website at www.columbiafunds.com, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Fund's policies are described below. The Trustees shall be updated as needed regarding the Fund's compliance with the policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Columbia Management and its affiliates. The Fund's policies prohibit Columbia Management and the Fund's other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund's shares, third-party service providers, rating and ranking organizations and affiliated persons of the Fund.

PUBLIC DISCLOSURES. The Fund's portfolio holdings are currently disclosed to the public through required filings with the SEC and, for equity and fixed income funds, on the Fund's website at www.columbiafunds.com. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund's fiscal year). Shareholders may obtain the Fund's Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Fund's Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

The equity and fixed income Columbia Funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:

                                                            FREQUENCY OF
   TYPE OF FUND              INFORMATION PROVIDED            DISCLOSURE            DATE OF WEB POSTING
------------------   ------------------------------------   ------------   ----------------------------------
   Equity Funds      Full portfolio holdings information.      Monthly      30 calendar days after month-end.
Fixed Income Funds   Full portfolio holdings information.     Quarterly    60 calendar days after quarter-end

The scope of the information provided relating to the Fund's portfolio that is made available on the website may change from time to time without prior notice.

For Columbia's money market funds, a complete list of a Fund's portfolio holdings shall be publicly available on a monthly basis on the fifth business date after month-end. Shareholders may request such information by writing or calling the Fund's distributor, Columbia Management Distributors, Inc. at the address listed on the cover of this SAI.

A Fund, Columbia Management or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

OTHER DISCLOSURES. The Fund's policies provide that non-public disclosures of the Fund's portfolio holdings may be made if (1) the Fund has a legitimate business purpose for making such disclosure, (2) the Fund's chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.

The Fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to Columbia Management and its affiliates, these service providers include the Fund's custodian and sub-custodians, the Fund's independent registered public accounting firm, legal counsel, financial printers(R.R. Donnelly & Sons and Bowne & Co., Inc.), the Fund's proxy voting service provider (Alamo Direct Mail Services, Inc.), the Fund's proxy solicitor (Georgeson Shareholder Communications Inc.), rating agencies that maintain ratings on certain Columbia Funds (Fitch, Inc.) and service providers that support Columbia Management's trading systems (InvestorTool, Inc. and Thomson Financial).These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. The Fund may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Certain clients of the Fund's investment adviser(s) may follow a strategy similar to that of the Fund, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Fund.

DETERMINATION OF NET ASSET VALUE

Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the official closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value following procedures approved by the Trust's Board of Trustees.

(The following two paragraphs are applicable only to Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund) and Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund))

Trading in securities on stock exchanges and over-the-counter markets in foreign securities markets is normally completed well before the close of the business day in New York. Trading on foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

AMORTIZED COST FOR MONEY MARKET FUNDS (SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "INFORMATION CONCERNING THE FUND" IN PART 1 OF THE SAI OF COLUMBIA MONEY MARKET FUND (FORMERLY NAMED LIBERTY MONEY MARKET FUND) AND COLUMBIA MUNICIPAL MONEY MARKET FUND (FORMERLY NAMED LIBERTY MUNICIPAL MONEY MARKET
FUND))

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Under the amortized cost method a security is initially valued at cost and thereafter any discount or premium from maturity value is amortized ratably to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. If a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Columbia Money Market Fund (formerly named Liberty Money Market Fund) or the Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund) for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund may accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CMS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Investors should understand that, since the offering price of the Fund's shares is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge paid as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CMD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CMD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CMD may from time to time reallow additional amounts to all or certain FSFs. CMD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CMD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars. Travelers checks, gift checks, credit card convenience checks, credit cards, cash and ban counter (starter checks) are not accepted.

CMS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CMS, provided the new FSF has a sales agreement with CMD.

Shares credited to an account are transferable upon written instructions in good order to CMS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you may send the certificates to CMS for deposit to your account.

In addition to the commissions specified in a Fund's prospectus and this SAI, CMD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that CMD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CMD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, CMD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.

In addition, CMD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.

CMD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:

1st Global Capital Corp
401 Company
ABN AMRO Trust Services
ADP Retirement Services
Advest
AEGON/Transamerica
AG Edwards
American Century Services
American Express
AMG
AON Consulting
AST Trust Company
Banc of America Investment Services
BancOne
Bear Stearns
Benefit Plan Administrators
Bidwell & Company
BNY Clearing
C N A Trust
Charles Schwab
CIBC Oppenheimer
Citigroup Global Markets
CitiStreet Associates LLC
City National Bank
City of Milwaukee
Columbia Trust Company
Commonwealth Financial
Compensation & Capital
CPI Qualified Plan Consultants
Daily Access Concepts
Davenport & Company
Delaware Investments
Digital Retirement Solutions
Discover Brokerage
Dreyfus/Mellon
Edgewood Services
Edward Jones

E-Trade,
ExpertPlan
FAS Liberty Life Spectrum
Ferris Baker Watts
Fidelity
Financial Data Services
Franklin Templeton
Freeman Welwood
Gem Group
Great West Life
Hewitt Associates LLC
Huntington Bank
ING
Intermountain Health Care
Investmart, Inc.
Investment Manager Services (IMS)
Janney Montgomery Scott
JJB Hilliard Lyons
JP Morgan/American Century
Kenney Investments
Kirkpatrick Pettis Smith Polian Inc
Legg Mason Wood Walker
Liberty Life
Lincoln Financial
Lincoln Life
Linsco Private Ledger
M & T Securities
Marquette Trust Company
Mass Mutual Life
Matrix Settlement & Clearance Services (MSCS)
McDonald Investments
Merrill Lynch
MetLife
MFS
Mfund Trax
MidAtlantic Capital
Milliman USA
Morgan Keegan
Morgan Stanley Dean Witter
PFPC
Nationwide Investment Services
Neuberger Berman Mgmt
NFP Securities
NSD -NetStock Sharebuilder
NYLife Distributors
Optimum Investment Advisors
Orbitex
Pershing LLC
Phoenix Home Life
Piper Jaffray
PNC
PPI Employee Benefits
Private Bank & Trust
Prudential
Putnam Investments
Raymond James
RBC Dain Rausher
Robert W Baird
Royal Alliance
RSM McGladrey Inc.

Safeco
Scott & Stringfellow
Scudder Investments
Security Benefit
Segall Bryant Hamill
South Trust Securities
Southwest Securities
Standard Insurance
Stanton Group
State of NY Deferred Compensation Plan
Stephens, Inc.
Stifel Nicolaus & Co
Strong Capital
Sungard T Rowe Price
Trustar Retirement Services
Trustlynx/Datalynx
UBS Financial Services
USAA Investment Management
Vanguard
Wachovia
TD Waterhouse
Webster Investment Services
Wells Fargo
Wilmington Trust

PLEASE CONTACT YOUR FSF OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY
RECEIVE.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most Funds advised by the Advisor may be purchased through the Automatic Investment Plan. Electronic fund transfers for a fixed amount of at least $50 ($25 for IRA) are used to purchase a Fund's shares at the public offering price next determined after CMD receives the proceeds. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CMD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, D, T, G and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any fund distributed by CMD in which you have a current balance of at least $5,000 into the same class of shares of up to five other Funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Sales charges may apply if exchanging from a money market fund. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC or sales charges.

Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Management Services, Inc. (formerly named Columbia Funds Services, Inc.) (CMS) P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or financial advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CMD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" below for more information.

CLASS T SHAREHOLDER SERVICES PLAN. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the Trusts plan to enter into servicing agreements with institutions (including Bank of America Corporation and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each Fund other than the Columbia Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the Fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares;
(ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.

The payments under the servicing agreements entered into as of the date of this SAI are limited to an aggregate fee of not more than 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.15% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The Funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.

Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such Funds on any day do not exceed the income to be accrued to such Class T shares on that day.

The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the Funds. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Columbia's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.

TAX-SHELTERED RETIREMENT PLANS (Retirement Plans). CMD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Management prototype plans offered through CMD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CMD.

Participants in Retirement Plans not sponsored by CTC, not including Individual Retirement Accounts (IRAs), may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with CMS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CMS. The close out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any Fund distributed by CMD, or if the Retirement Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling CMS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification numbers available when calling.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CMS for more information at 1-800-345-6611.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHTS OF ACCUMULATION (Columbia Class A and Class T shares, Nations Class A shares and Galaxy Retail A shares only) (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase of Class A or Class T shares with prior purchases of other funds and classes distributed by CMD. The applicable sales charge is based on the combined total of:

1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all shares of funds for which CMD serves as distributor (Funds) held by the shareholder.

CMD must be promptly notified of each purchase with respect to which a shareholder is entitled to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CMS. A Fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A, Class E and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all fund shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund)). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CMS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement (provided the FSF returns to CMD the excess commission previously paid during the thirteen-month period). The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price.

If the amount of the Statement is not purchased, the shareholder shall remit to CMD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CMS will redeem escrowed Class A, E or T shares with a value equal to such difference. The additional FSF commission will be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CMS at 1-800-345-6611.

NET ASSET VALUE ELIGIBILITY GUIDELINES (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS).

1. Employees, brokers and various relationships that are allowed to buy at NAV. Class A shares of certain Funds may be sold at (NAV) to the following individuals, whether currently employed or retired: Employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries; Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CMD, or its successors and companies affiliated with the Advisor; Registered representatives and employees of Financial Service Firms (including their affiliates) that are parties to dealer agreements or other sales arrangements with CMD; Nations Funds' Trustees, Directors and employees of its investment sub-advisers; Broker/Dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes; employees or partners of any contractual service provider to the funds

     NAV eligibility for Class A purchase also applies to the families of the parties listed above and their beneficial accounts. Family members include: spouse, parent, stepparent, legal guardian, child, stepchild, father-in-law and mother-in-law.

     Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

     Registered broker/dealer firms that have entered into a Nations Funds dealer agreement with BACAP Distributors, LLC may buy Class A shares without paying a front-end sales charge for their investment account only.

     Banks, trust companies and thrift institutions, acting as fiduciaries.

2. Grandfathered investors. Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may purchase Class A shares of any Fund at NAV in those cases where a Columbia Fund Class Z share is not available.

     Shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at (NAV) will continue to be eligible for NAV purchases into those Nations Fund accounts opened through August 19, 2005.

     Galaxy Fund shareholders prior to December 1, 1995; and shareholders who
     (i) purchased Galaxy Fund Prime A shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.

     (For Class T shares only) Shareholders who (i) purchased Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

3. Reinstatement. Subject to the fund policy on trading of fund shares, an investor who has redeemed class A, B, C, D, G or T shares may, upon request, reinstate within 1 year a portion or all of the proceeds of such sales in shares of class A of any fund at the NAV next determined after Columbia Management Services, Inc. received a written reinstatement request and payment.

4. Retirement Plans. Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with CMD pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

5. Non-U.S. Investors. Certain pension, profit-sharing or other employee benefit plans offered to non-US investors may be eligible to purchase Class A shares with no sales charge.

6. Reorganizations. At the Fund's discretion, NAV eligibility may apply to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

7. Rights of Accumulation (ROA). The value of eligible accounts, regardless of class, maintained by you and you and your immediate family may be combined with the value of your current purchase to reach a sales discount level and to obtain the lower sales charge for your current purchase.

8. Letters of Intent (LOI). You may pay a lower sales charge when purchasing class A shares by signing a letter of intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the LOI within 13 months. If your LOI purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Class A, B, C, D, E, matured F, G and T shares) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act
     (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CMS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value at the time that the SWP is established. Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met. For redemptions in excess of 12% of the account's value at the time that the SWP is established, a CDSC will be charged on the SWP redemption. The 12% limit does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by CMD.

6. Qualified Retirement Plans. CDSCs may be waived on CMD shares sold by employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must be a participant in an alliance program th at has signed an agreement with Columbia Funds or CMD.

7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and
     (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

8. Return of Commission. CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

9. Non-U.S. Investors. CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

10. IRS Section 401 and 457. CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under
     Section 401 or 457 of the tax code.

11. Medical Payments. CDSCs may be waived on shares redeemed for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

12. Plans of Reorganization. At the Funds' discretion, CDSCs may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a fund is a party.

13. Charitable Giving Program. CDSCs may be waived on the sale of Class C or Class D shares sold by a non-profit organization qualified under Section 501(c)(3) of the tax code in connection with the Banc of America Capital Management Charitable Giving Program.

14. The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling or delay sending proceeds from your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction to CMS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CMS and many banks. Additional documentation may be required for sales by corporations, agents, fiduciaries, surviving joint owners, individual retirement account holders and other legal entities. Call CMS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, FSF's are responsible for furnishing all necessary documentation to CMS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN (SWP). The shareholder may establish a SWP. A specified dollar amount, share amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawalsof shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their share account may do so but may be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CMS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in "street name" must be made payable to the back office via the NSCC.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions by check and ACH are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, to a pre-existing bank account or furnishing a signature guaranteed request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CMS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address account and taxpayer identification numbers. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions apply to retirement plan accounts.

CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A and Z shares of certain Funds)

Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CMS will provide checks to be drawn on Mellon Trust of New England, N.A. (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks., However, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON-CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, a Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

INFORMATION APPLICABLE TO CLASS G AND CLASS T SHARES

The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the Funds are subject to a front-end sales charge. Investments in Class G shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.15% and 0.30%, respectively, of the Fund's average daily net assets attributable to its Class T shares. Class G shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.80% and 0.95%, respectively, of the Fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares. Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.

CLASS T SHARES. The public offering price for Class T shares of the Funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 to $25,000,000. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                                    REALLOWANCE TO
                                     REALLOWANCE TO DEALERS        DEALERS AS A % OF
                                    AS A % OF OFFERING PRICE        OFFERING PRICE
      AMOUNT OF TRANSACTION          PER SHARE - BOND FUNDS    PER SHARE - EQUITY FUNDS
      ---------------------         ------------------------   ------------------------
Less than $50,000                             4.25                       5.00
$50,000 but less than $100,000                3.75                       3.75
$100,000 but less than $250,000               2.75                       2.75
$250,000 but less than $500,000               2.00                       2.00
$500,000 but less than $1,000,000             1.75                       1.75
$1,000,000 and over                           0.00                       0.00

The appropriate reallowance to dealers will be paid by CMD to broker-dealer organizations which have entered into agreements with CMD. The reallowance to dealers may be changed from time to time.

Certain affiliates of the Advisor may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of Bank of America Corporation's affiliates.

INFORMATION APPLICABLE TO CERTAIN CLASS G SHARES RECEIVED BY FORMER GALAXY FUND RETAIL B SHAREHOLDERS IN CONNECTION WITH THE GALAXY/LIBERTY REORGANIZATION. The following table describes the CDSC schedul e applicable to Class G shares received by former Galaxy Fund Retail B shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 None

Class G shares received in exchange for Galaxy Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares seven years after purchase. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Asset Allocation Fund and/or International Equity Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.50
Through second year                   5.00
Through third year                    4.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Through the seventh year              None
Longer than seven years               None

If you acquired Retail B Shares in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class T shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

CLASS G SHARES PURCHASED AFTER THE GALAXY/LIBERTY REORGANIZATION. The public offering price for Class G shares of the Funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within seven years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from CMD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Columbia may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a Fund. See "Class T Shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to CMD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares. Class G shares of a Fund will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow CMD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.

Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - (i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a Fund, and subsequently acquires additional Class G shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the Fund, including those acquired through reinvestment, will convert to Class T shares of the Fund on the same date.

INFORMATION APPLICABLE TO CERTAIN CLASS B SHAREHOLDERS

Except for the following, Class B Share Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.

The following table describes the CDSC schedule applicable to Class B shares received by Galaxy Quality Plus Bond Fund shareholders in exchange for Prime B Shares in connection with the Galaxy/Liberty reorganization.

SALES CHARGES

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                    5.00
Through second year                   4.00
Through third year                    3.00
Through fourth year                   3.00
Through fifth year                    2.00
Through sixth year                    1.00
Longer than six years                 0.00

     Automatic conversion to Class A shares occurs eight years after purchase.

     The Class B share discount program for purchases of $250,000 or more is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

INFORMATION APPLICABLE TO CERTAIN CLASS A SHAREHOLDERS:

     Except as set forth in the following paragraph, Class A share CDSCs are described in the Prospectuses:

     Class A shares received by former Galaxy High Quality Bond Fund shareholders in exchange for Prime A Shares in connection with the Galaxy/Liberty reorganization of that Fund are subject to a 1% CDSC upon redemption of such Class A shares if the Prime A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.

Shares of some Funds that pay daily dividends (include Funds) will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. Shares of some Funds that pay daily dividends (exclude Funds) Columbia will be earned starting with the day after that Fund receives payments for the shares. To determine whether a particular Fund is an include or exclude fund, customers can call 1-800-345-6611.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of certain other funds. The prospectus of each Fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange Consult CMS before requesting an exchange.

If you acquire Class A shares of an international fund by exchange from any other fund, you will not be permitted to exchange those shares into another fund for 30 calendar days, although you may redeem those shares at any time. An exchange order received prior to the expiration of the 30-day period will not be honored.

By calling CMS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CMS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CMS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CMS may require customary additional documentation. Prospectuses of the other Funds are available from the CMD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

Consult your FSF or CMS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund. Sales charges may apply for exchanges from money market funds.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Trust has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2005. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust's By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series. Shares of each Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

          Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

          Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

AAA bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

AA bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

BA bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Prime-1 Highest Quality
          Prime-2 Higher Quality
          Prime-3 High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these securities, and 'D' represents the lowest potential for recovery.

                                   APPENDIX II

                   COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA")
                      PROXY VOTING POLICIES AND PROCEDURES
                 ADOPTED JULY 1, 2003 AND REVISED MARCH 4, 2005

POLICY:

ALL PROXIES(1) REGARDING CLIENT SECURITIES FOR WHICH COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA") HAS ASSUMED AUTHORITY TO VOTE SHALL, UNLESS CMA DETERMINES IN ACCORDANCE WITH POLICIES STATED BELOW TO ABSTAIN FROM VOTING, BE VOTED IN A MANNER CONSIDERED BY CMA TO BE IN THE BEST INTEREST OF CMA'S CLIENTS, INCLUDING THE CMG FAMILY FUNDS(2) AND THEIR SHAREHOLDERS, WITHOUT REGARD TO ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES. THE BEST INTEREST OF CLIENTS IS DEFINED FOR THIS PURPOSE AS THE INTEREST OF ENHANCING OR PROTECTING THE ECONOMIC VALUE OF CLIENT ACCOUNTS, CONSIDERED AS A GROUP RATHER THAN INDIVIDUALLY, AS CMA DETERMINES IN ITS SOLE AND ABSOLUTE DISCRETION. IN THE EVENT A CLIENT BELIEVES THAT ITS OTHER INTERESTS REQUIRE A DIFFERENT VOTE, CMA SHALL VOTE AS THE CLIENT CLEARLY INSTRUCTS, PROVIDED CMA RECEIVES SUCH INSTRUCTIONS IN TIME TO ACT ACCORDINGLY.

CMA ENDEAVORS TO VOTE, IN ACCORDANCE WITH THIS POLICY, ALL PROXIES OF WHICH IT BECOMES AWARE, SUBJECT TO THE FOLLOWING EXCEPTIONS (UNLESS OTHERWISE AGREED) WHEN CMA EXPECTS TO ROUTINELY ABSTAIN FROM VOTING:

     1. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE THE SECURITY HAS BEEN LOANED FROM THE CLIENT'S ACCOUNT.

     2. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE CMA DEEMS THE COSTS TO THE CLIENT AND/OR THE ADMINISTRATIVE INCONVENIENCE OF VOTING THE SECURITY (E.G., SOME FOREIGN SECURITIES) OUTWEIGH THE BENEFIT OF DOING SO.

CMA SEEKS TO AVOID THE OCCURRENCE OF ACTUAL OR APPARENT MATERIAL CONFLICTS OF INTEREST IN THE PROXY VOTING PROCESS BY VOTING IN ACCORDANCE WITH PREDETERMINED VOTING GUIDELINES, AS STATED BELOW. FOR THOSE PROXY PROPOSALS THAT REQUIRE SPECIAL CONSIDERATION OR IN INSTANCES WHERE SPECIAL CIRCUMSTANCES MAY REQUIRE VARYING FROM THE PREDETERMINED GUIDELINES, THE CMG PROXY COMMITTEE WILL DETERMINE THE BEST INTEREST OF CMA'S CLIENTS AND VOTE ACCORDINGLY, WITHOUT CONSIDERATION OF ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES.

OVERVIEW:

CMA's policy is based upon its fiduciary obligation to act in its clients' best interest. Citing this obligation, the SEC has adopted rules pursuant to the Investment Advisers Act of 1940 and Investment Company Act of 1940 with respect to proxy voting.

PROCEDURE:

I. ACCOUNT POLICIES

Except as otherwise directed by the client, CMA shall vote as follows:

SEPARATELY MANAGED ACCOUNTS

CMA shall vote proxies on securities held in its separately managed accounts.

COLUMBIA TRUST COMPANY (CTC) TRUST POOLS

CMA shall vote proxies on securities held in the trust pools.

CMG FAMILY FUNDS/CMA FUND TRUST

CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

COLUMBIA PRIVATE PORTFOLIO

CMA shall vote proxies on securities held in its separately managed accounts.

ALTERNATIVE INVESTMENT GROUP

----------
(1) The term "proxy" as used herein refers to consents, elections and authorizations solicited by any party with respect to securities of any sort.

(2) A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

CMA's clients may invest in securities ("Alternative Investments") issued by alternative investment vehicles (i.e. hedge funds, private equity funds, and other alternative investment pools) that are structured as private limited partnerships ("LPs"), limited liability companies ("LLCs") or offshore corporations. Generally, CMA's Alternative Investment Group ("AIG") is the platform through which CMA provides advisory services relating to Alternative Investments.

The voting rights of Alternative Investments generally are rights of contract set forth in the limited liability company or limited partnership agreement, in the case of LLCs and LPs, or Memorandum and Articles of Association or By-laws, in the case of offshore corporations. Also, as privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, proxies are not solicited regarding Alternative Investment vehicles. Instead, consents may be solicited from members, limited partners or shareholders.

Because of the unique characteristics of Alternative Investments, CMA has a tailored process for voting Alternative Investment proxies and consents.

Process

AIG will vote all Alternative Investment proxies and consents in accordance with this Policy. The committee voting AIG proxies consists of AIG senior management, investment and operations professionals. Conflicts of interest are to be monitored and resolved as set forth in this Policy.

II. PROXY COMMITTEE

CMA shall establish a Proxy Committee whose standing members shall include the head of core equity, head of value, head of growth, head of income strategies, head of equity research and head of fixed income research. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf.

The Proxy Committee's functions shall include, in part,

          (a) direction of the vote on proposals where there has been a recommendation to the Committee, pursuant to Section IV.B, not to vote according to the predetermined Voting Guidelines stated in Section IV.A or on proposals which require special, individual consideration in accordance with Section IV.C;

          (b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

          (c) review at least annually of existing Voting Guidelines and need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

          (d) development and modification of Voting Procedures, as stated in
          Section V, as it deems appropriate or necessary.

The Proxy Committee shall establish a charter, which shall set forth the Committee's purpose, membership and operation. The Committee's charter shall be consistent, in all material respects, with this policy and procedure.

III. CONFLICTS OF INTEREST

With Other Bank of America Businesses

Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

Within CMA

Conflicts of interest may also arise from the business activities of CMA. For example, CMA might manage (or be seeking to manage) the assets of a benefit plan for an issuer. CMA may also be presented with an actual or apparent conflict of interest where proxies of securities issued by BAC or a CMG Family Fund, for which CMA serves as investment adviser, are to be voted for a client's account.

Management of Conflicts

CMA's policy is to always vote proxies in the best interest of its clients, as a whole, without regard to its own self-interest or that of its affiliates. BAC as well as CMA has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

          1. BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or (as in the case of BACAP associates) non-trust fiduciary responsibilities, including investment decision-making and proxy voting.

          2. In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.

          3. Within CMA, CMA's Code of Ethics affirmatively requires that associates of CMA act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's Clients.

          4. By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

               - To disclose to the chairperson of the Proxy Committee and the chairperson to the head of CMG Compliance any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA shall vote proxies. In the event the chairperson of the Proxy Committee has a conflict of interest regarding a given matter, he or she shall abstain from participating in the Committee's determination of whether and/or how to vote in the matter; and

               - To refrain from taking into consideration, in the decision as to whether or how CMA shall vote proxies:

                    - The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

                    - Any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of CMA or BAC.

Where a material conflict of interest is determined to have arisen in the proxy voting process that may not be adequately mitigated by voting in accordance with the predetermined Voting Guidelines, CMA's policy is to invoke one or more of the following conflict management procedures:

1. Convene the Proxy Committee for the purpose of voting the affected proxies in a manner that is free of the conflict.

2. Causing the proxies to be voted in accordance with the recommendations of a qualified, independent third party, which may include CMA's proxy voting agent.

3. In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

IV. VOTING GUIDELINES

A. THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING PROXIES:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

     - Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

          However, CMA generally will WITHHOLD votes from pertinent director nominees if:

               (i) the board as proposed to be constituted would have more than one-third of its members from management;

               (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);

               (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);

               (iv) a director serves on more than six public company boards;

               (v) the CEO serves on more than two public company boards other than the company's board.

          On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

     - Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.

     - Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

     - Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

          -    Established governance standards and guidelines.

          - Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.

          - Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

          - A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

          - Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

          - The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

     - Proposals that grant or restore shareholder ability to remove directors with or without cause.

     - Proposals to permit shareholders to elect directors to fill board vacancies.

     - Proposals that encourage directors to own a minimum amount of company stock.

     -    Proposals to provide or to restore shareholder appraisal rights.

     -    Proposals to adopt cumulative voting.

     -    Proposals for the company to adopt confidential voting.

CMA generally will vote AGAINST:

     - Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

     - Proposals that give management the ability to alter the size of the board without shareholder approval.

     - Proposals that provide directors may be removed only by supermajority vote.

     -    Proposals to eliminate cumulative voting.

     - Proposals which allow more than one vote per share in the election of directors.

     - Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

     - Proposals that mandate a minimum amount of company stock that directors must own.

     -    Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

     - Director and officer indemnification and liability protection. CMA is opposed to entirely eliminating directors' and officers' liability for monetary damages for violating the duty of care. CMA is also opposed to expanding coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. CMA supports proposals which provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he/she reasonably believed was in the best interests of the company, AND (ii) if the director's legal expenses would be covered.

     - Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

     - Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 10% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

     - Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

     -    Proposals asking a company to expense stock options.

     -    Proposals to put option repricings to a shareholder vote.

     - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

CMA generally will vote AGAINST:

     - Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.

     - Proposals to authorize the replacement or repricing of out-of-the money options.

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

     - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

          For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

     - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

     - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

     - Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

     - CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

     - CMA generally votes FOR shareholder proposals to eliminate a poison pill.

     - CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

     - CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.

Supermajority vote

     - CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

     - CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

     - Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

     - Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

          -    Credible reason exists to question:

               - The auditor's independence, as determined by applicable regulatory requirements.

               - The accuracy or reliability of the auditor's opinion as to the company's financial position.

          - Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.

     - Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

     - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

     - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

     - Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

     - Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.

CMA will vote AGAINST:

     - Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

     - Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

     - Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

     - FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

     - FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

     - Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

     - Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

     - Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

     - Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.

     - Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.

     - Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

8.  Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

     -    Board structure

     -    Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     - Ignore a shareholder proposal that is approved by a majority of shares outstanding;

     - Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

     -    Are interested directors and sit on the audit or nominating committee;
          or

     - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

     -    Past performance relative to its peers

     -    Market in which fund invests

     - Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

     - Past shareholder activism, board activity and votes on related proposals

     -    Strategy of the incumbents versus the dissidents

     -    Independence of incumbent directors; director nominees

     -    Experience and skills of director nominees

     -    Governance profile of the company

     -    Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Past performance as a closed-end fund

     -    Market in which the fund invests

     -    Measures taken by the board to address the discount

     - Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

     -    Proposed and current fee schedules

     -    Fund category/investment objective

     -    Performance benchmarks

     -    Share price performance as compared with peers

     -    Resulting fees relative to peers

     -    Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

     -    Stated specific financing purpose

     -    Possible dilution for common shares

     -    Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

     -    Potential competitiveness

     -    Regulatory developments

     -    Current and potential returns

     -    Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a nonfundamental restriction, considering the following factors:

     -    Fund's target investments

     -    Reasons given by the fund for the change

     -    Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:

     -    Political/economic changes in the target market

     -    Consolidation in the target market

     -    Current asset composition

Change in Fund's Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:

     -    Potential competitiveness

     -    Current and potential returns

     -    Risk of concentration

     -    Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

     -    Strategies employed to salvage the company

     -    Past performance of the fund

     -    Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

     -    The degree of change implied by the proposal

     -    The efficiencies that could result

     -    The state of incorporation; net effect on shareholder rights

     -    Regulatory standards and implications

CMA will vote FOR:

     - Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

     - Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

     -    Proposals enabling the Board to:

          -    Change, without shareholder approval the domicile of the fund

          - Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

     -    Regulations of both states

     -    Required fundamental policies of both states

     -    The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Fees charged to comparably sized funds with similar objectives

     -    The proposed distributor's reputation and past performance

     -    The competitiveness of the fund in the industry

     -    Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Resulting fee structure

     -    Performance of both funds

     -    Continuity of management personnel

     -    Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

     -    Performance of the fund's NAV

     -    The fund's history of shareholder relations

     -    The performance of other funds under the adviser's management

9. Alternative Investment Group ("AIG") Matters

The AIG Proxy Sub-Committee generally will vote in accordance with the guidelines set forth in this policy. With respect to matters that are not addressed by the guidelines, the AIG Proxy Sub-Committee will vote each such matter on a CASE-BY-CASE basis.

B. ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.

A Portfolio Manager, sub-adviser or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines stated in Section IV.A. In this situation, he or she shall request that the Proxy Committee consider voting the proxy other than according such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption.

C. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The following proposals require special, individual consideration. The Proxy Committee will determine how proxies related to all such proposals will be voted.

               1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

               2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

               3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

               4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

               5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified in Section IV.A.

               6. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

               7. PREEMPTIVE RIGHTS. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines set forth in Section IV above. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to effect the purposes of this Policy.

     - CMA shall use an independent, third-party vendor (currently Institutional Shareholder Services ("ISS")), to implement its proxy voting process as CMAs proxy voting agent. This retention is subject to CMA continuously assessing the vendor's independence from CMA and its affiliates, and the vendor's ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with CMA's proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor's other clients and the owners, officers or employees of any such firm, on the one hand, and CMA's clients, on the other hand. As means of performing this assessment, CMA will require various reports and notices from the vendor, as well as periodic audits of the vendor's voting record and other due diligence.

     - ISS shall provide proxy analysis and record keeping services in addition to voting proxies on behalf of CMA in accordance with this Policy.

     - On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in all accounts over which CMA has voting authority. Information regarding equity holdings for international portfolio shall be sent weekly.

     - ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be promptly noted and resolved by ISS, with notice to CMA.

     - Whenever a vote is solicited, ISS shall execute the vote according to CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section IV.A.

     - If ISS is not sure how to vote a particular proxy, then ISS will issue a request for voting instructions to CMA over a secure website. CMA personnel shall check this website regularly. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's understanding of the Voting Guidelines previously delivered to ISS. CMA shall promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

     - Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

     - ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

VI. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in CMA's Form ADV. Upon receipt of a Client's request for more information, CMA will provide to the Client a copy of this Policy and/or how CMA voted proxies for the Client pursuant to this Policy for up to a one-year period.

                            PART C. OTHER INFORMATION

ITEM 23. EXHIBITS

        COLUMBIA HIGH YIELD MUNICIPAL FUND (CHYMF)
        COLUMBIA MANAGED MUNICIPALS FUND (CMMF)
        COLUMBIA INTERNATIONAL STOCK FUND (CISF)
        COLUMBIA TAX-MANAGED GROWTH FUND (CTMGF)
        COLUMBIA FEDERAL SECURITIES FUND (CFSF)
        COLUMBIA STRATEGIC INCOME FUND (CSIF)
        COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND (CITEBF)
        COLUMBIA TAX-EXEMPT FUND (CTEF)
        COLUMBIA CALIFORNIA TAX-EXEMPT FUND (CCTEF)
        COLUMBIA ASSET ALLOCATION FUND (CAAF)
        COLUMBIA BALANCED FUND (CBF)
        COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND (CCIMBF) COLUMBIA CONNECTICUT TAX-EXEMPT FUND (CCTEF)
        COLUMBIA DISCIPLINED VALUE FUND (CDVF)
        COLUMBIA DIVIDEND INCOME FUND (CDIF)
        COLUMBIA WORLD EQUITY FUND (CWEF)
        COLUMBIA GROWTH STOCK FUND (CGSF)
        COLUMBIA CONSERVATIVE HIGH YIELD FUND (CHYF)
        COLUMBIA HIGH YIELD OPPORTUNITY FUND (CHYOF)
        COLUMBIA INCOME FUND (CIF)
        COLUMBIA INTERMEDIATE BOND FUND (CIBF)
        COLUMBIA COMMON STOCK FUND (CCSF)
        COLUMBIA LARGE CAP GROWTH FUND (CLCGF)
        COLUMBIA LIBERTY FUND (CLF)
        COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND (CMIMBF) COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND (CMTEF)
        COLUMBIA MID CAP GROWTH FUND (CMCGF)
        COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND (CNJIMBF) COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND (CNYIMBF) COLUMBIA NEW YORK TAX-EXEMPT FUND (CNYTEF)
        COLUMBIA GREATER CHINA FUND (CGCF)
        COLUMBIA OREGON INTERMEDIATE MUNICIPAL BOND FUND (COIMBF) COLUMBIA CORE BOND FUND (CCBF)
        COLUMBIA REAL ESTATE EQUITY FUND (CREEF)
        COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND (CRIIMBF) COLUMBIA SMALL CAP CORE FUND (CSCF)
        COLUMBIA SMALL CAP GROWTH FUND I (CSCGF I)
        COLUMBIA SMALL CAP VALUE FUND I (CSCVF I)
        COLUMBIA SMALL COMPANY EQUITY FUND (CSCEF)
        COLUMBIA STRATEGIC INVESTOR FUND (CSIF)
        COLUMBIA TAX-EXEMPT INSURED FUND (CTEIF)
        COLUMBIA TECHNOLOGY FUND (CTF)
        COLUMBIA U.S. TREASURY INDEX FUND (CUSTIF)
        COLUMBIA UTILITIES FUND (CUF)
        COLUMBIA YOUNG INVESTOR FUND (CYIF)

       (a) (1) Second Amended and Restated Agreement and Declaration of Trust dated August 10, 2005 - Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A filed on September 16, 2005.

              (2) Amendment No. 1 to Second Amended and Restated Agreement and Declaration of Trust dated August 10, 2005 - Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A filed on September 16, 2005.

       (b) Amended and Restated By-Laws of Registrant - Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A filed on September 16, 2005.

       (c) Form of Specimen of Share Certificate - filed as Exhibit 4 in Part C, Item 24(b) of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Columbia Funds Trust IV (File Nos. 2-62492 and 811-2865), filed with the Commission on or about March 21, 1997, and is hereby incorporated by reference and made a part of this Registration Statement.

       (d) (1) Management Agreement between Registrant on behalf of CHYMF and CMMF and Columbia Management Advisors, Inc. dated November 1, 2003
              - Incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A filed on October 28, 2004.

              (2) Management Agreement between Registrant and Columbia Management Advisors, Inc. dated September 15, 2005 (CTMGF)- Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A filed on September 16, 2005.

              (3) Management Agreement between Registrant and Columbia Management Advisors, Inc. dated September 15, 2005 (CFSF) - Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A filed on September 16, 2005.

              (4) Management Agreement between Registrant and Columbia Management Advisors, Inc. dated September 15, 2005 (CSIF) - Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A filed on September 16, 2005.

              (5) Management Agreement between Registrant and Columbia Management Advisors, Inc. dated September 15, 2005 (CITEBF) - Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A filed on September 16, 2005.

              (6) Management Agreement between Registrant and Columbia Management Advisors, Inc. dated September 15, 2005 (CTEF) - Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A filed on September 16, 2005.

              (7) Management Agreement between Registrant and Columbia Management Advisors, Inc. dated September 15, 2005 (CCTEF) - Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A filed on September 16, 2005.

              (8) Management Agreement between Registrant and Columbia Management Advisors, Inc. dated September 15, 2005 (CISF) - Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A filed on September 16, 2005.

              (9) Subadvisory Agreement between Columbia Management Advisors, Inc. and Stein Roe Investment Counsel LLC dated September 15, 2005
              - Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A filed on September 16, 2005.

              (10) Management Agreement between Registrant and Columbia Management Advisors, Inc. (CAAF) - To be filed by amendment.

              (11) Management Agreement between Registrant and Columbia Management Advisors, Inc. (CBF) - To be filed by amendment.

              (12) Management Agreement between Registrant and Columbia Management Advisors, Inc. (CCIMBF) - To be filed by amendment.

              (13) Management Agreement between Registrant and Columbia Management Advisors, Inc. (CCTEF) - To be filed by amendment.

              (14) Management Agreement between Registrant and Columbia Management Advisors, Inc. (CDVF) - To be filed by amendment.

              (15) Management Agreement between Registrant and Columbia Management Advisors, Inc. (CDIF) - To be filed by amendment.

              (16) Management Agreement between Registrant and Columbia Management Advisors, Inc. (CWEF) - To be filed by amendment.

              (17) Management Agreement between Registrant and Columbia Management Advisors, Inc. (CGSF) - To be filed by amendment.

              (18) Management Agreement between Registrant and Columbia Management Advisors, Inc. (CCHYF) - To be filed by amendment.

              (19) Management Agreement between Registrant and Columbia Management Advisors, Inc. (CHYOF) - To be filed by amendment.

              (20) Management Agreement between Registrant and Columbia Management Advisors, Inc. (CIF) - To be filed by amendment.

              (21) Management Agreement between Registrant and Columbia Management Advisors, Inc. (CIBF) - To be filed by amendment.

              (22) Management Agreement between Registrant and Columbia Management Advisors, Inc. (CCSF) - To be filed by amendment.

              (23) Management Agreement between Registrant and Columbia Management Advisors, Inc. (CLCGF) - To be filed by amendment.

              (24) Management Agreement between Registrant and Columbia Management Advisors, Inc. (CLF) - To be filed by amendment.

              (25) Management Agreement between Registrant and Columbia Management Advisors, Inc. (CMIMBF) - To be filed by amendment.

              (26) Management Agreement between Registrant and Columbia Management Advisors, Inc. (CMTEF) - To be filed by amendment.

              (27) Management Agreement between Registrant and Columbia Management Advisors, Inc. (CMCGF) - To be filed by amendment.

              (28) Management Agreement between Registrant and Columbia Management Advisors, Inc. (CNJIMBF) - To be filed by amendment.

              (29) Management Agreement between Registrant and Columbia Management Advisors, Inc. (CNYIMBF) - To be filed by amendment.

              (30) Management Agreement between Registrant and Columbia Management Advisors, Inc. (CNYTEF) - To be filed by amendment.

              (31) Management Agreement between Registrant and Columbia Management Advisors, Inc. (CGCF) - To be filed by amendment.

              (32) Management Agreement between Registrant and Columbia Management Advisors, Inc. (COIMBF) - To be filed by amendment.

              (33) Management Agreement between Registrant and Columbia Management Advisors, Inc. (CCBF) - To be filed by amendment.

              (34) Management Agreement between Registrant and Columbia Management Advisors, Inc. (CREEF) - To be filed by amendment.

              (35) Management Agreement between Registrant and Columbia Management Advisors, Inc. (CRIIMBF) - To be filed by amendment.

              (36) Management Agreement between Registrant and Columbia Management Advisors, Inc. (CSCF) - To be filed by amendment.

              (37) Management Agreement between Registrant and

              Columbia Management Advisors, Inc. (CSCGF I) - To be filed by amendment.

              (38) Management Agreement between Registrant and Columbia Management Advisors, Inc. (CSCVF I) - To be filed by amendment.

              (39) Management Agreement between Registrant and Columbia Management Advisors, Inc. (CSCEF) - To be filed by amendment.

              (40) Management Agreement between Registrant and Columbia Management Advisors, Inc. (CSIF) - To be filed by amendment.

              (41) Management Agreement between Registrant and Columbia Management Advisors, Inc. (CTEIF) - To be filed by amendment.

              (42) Management Agreement between Registrant and Columbia Management Advisors, Inc. (CTF) - To be filed by amendment.

              (43) Management Agreement between Registrant and Columbia Management Advisors, Inc. (CUSTIF) - To be filed by amendment.

              (44) Management Agreement between Registrant and Columbia Management Advisors, Inc. (CUF) - To be filed by amendment.

              (45) Management Agreement between Registrant and Columbia Management Advisors, Inc. (CYIF) - To be filed by amendment.

       (e) Distribution Agreement between the Registrant and Columbia Management Distributors, Inc. dated August 22, 2005 - Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A filed on September 16, 2005.

       (f)    Not Applicable.

       (g) Custodian Contract between Registrant and State Street Bank and Trust Company - To be filed by amendment.

       (h) (1) Administrative Agreement between Registrant and Columbia Management Advisors, Inc. - To be filed by amendment.

              (2) Accounting and Bookkeeping Agreement between the Registrant and Columbia Management Advisors, Inc. - To be filed by amendment.

              (3) Amended and Restated Agency Agreement between Registrant and Columbia Management Services, Inc. - To be filed by amendment.

              (4) Credit Facility with State Street Bank and Trust Company dated July 23, 2004 - Filed as exhibit (h)(7) in Part C, Item 23 of Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of Columbia Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about July 29, 2004, and is hereby incorporated by reference and made part of this Registration Statement.

              (5) Shareholders' Servicing and Transfer Agent Agreement - To be filed by amendment.

              (6) Pricing, Bookkeeping and Fund Administration Agreement - To be filed by amendment.

              (7) Form of Columbia Tax-Managed Growth Fund (filed under former name Liberty Tax-Managed Growth Fund) Gift Shares Trust - Incorporated by reference to Post-Effective Amendment No. 59 to Columbia Funds Trust I's Registration Statement on Form N-1A filed with the Commission via EDGAR on February 18, 2000.

       (i) Opinion and Consent of Ropes & Gray LLP - To be filed by amendment.

       (j) (1) Consent of Morningstar, Inc. - Incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed with the Commission via EDGAR on or about August 30, 1996.

              (2) Consent of PricewaterhouseCoopers LLP - To be filed by amendment.

       (k)    Not applicable.

       (l)    Not applicable.

       (m) (1) Rule 12b-1 Distribution Plan dated August 3, 1999, as amended and restated on June 19, 2001, July 1, 2002, November 4, 2002, November 1, 2003 and May 11, 2004 - filed as Exhibit (m)(1) in Part C, Item 23 of Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of Columbia Funds Trust VIII (File Nos. 33-02633 and 811-4552), filed with the Commission on or about July 29, 2004, and is hereby incorporated by reference and made a part of this Registration Statement.

              (2) Appendix 1 to Rule 12b-1 Distribution Plan dated May 11, 2004
              - filed as Exhibit (m)(2) in Part C, Item 23 of Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of Columbia Funds Trust VIII (File Nos. 33-02633 and 811-4552), filed with the Commission on or about July 29, 2004, and is hereby incorporated by reference and made a part of this Registration Statement.

       (n)    Not applicable.

       (o) Plan pursuant to Rule 18f-3 (d) under the Investment Company Act effective April 22, 1996, and amended and restated on December 12, 2001, July 26, 2002, November 1, 2002, November 1, 2003 and
              February 17, 2004 - filed as Exhibit (n) in Part C, Item 23 of Post-Effective Amendment 132 to the Registration Statement on Form N-1A of Columbia Funds Trust III (file Nos. 2-15184 and 811-881) filed with the Commission on or about February 25, 2004, and is hereby incorporated by reference and made a part of this Registration Statement.


       (p) Code of Ethics of Columbia Management Advisors, Inc., the Funds and Columbia Funds Distributor, Inc. as revised November 13, 2003
              - filed as Exhibit (p) in Part C, Item 24(2) of Post-Effective Amendment 6 to the Registration Statement on Form N-2 of Columbia Floating Rate Fund (file Nos. 333-51466 and 811-8953) filed with the Commission on or about December 13, 2003, and is hereby incorporated by reference and made a part of this Registration Statement.

       Power of Attorney for: Douglas A. Hacker, Janet Langford Kelly, Richard
       W. Lowry, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Patrick
       J. Simpson, Thomas E. Stitzel, Thomas C. Theobald, Anne-Lee Verville and Richard L. Woolworth- filed in Part C, Item 24(2) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-2 of Columbia Floating Rate Fund (File Nos. 333-51466 and 811-8953), filed with the Commission on or about December 17, 2003, and is hereby incorporated by reference and made a part of this Registration Statement.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.
         None

ITEM 25. INDEMNIFICATION.

Article Fifth of the Amended and Restated By-Laws of the Registrant (Exhibit
(b), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including each person who serves or has served at Registrant's request as a director, officer, or trustee of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) who are not employees or officers of any investment adviser to the Trust or any affiliated person thereof, and may provide indemnification of its trustees and officers (including each person who serves or has served at Registrant's request as a director, officer, or trustee of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) who are employees or officers of any investment adviser to the Trust or any affiliated person thereof ("Covered Persons"), under specified circumstances.

Section 17(h) of the Investment Company Act of 1940 ("1940 Act") provides that neither the Second Amended and Restated Agreement and Declaration of Trust nor the Amended and Restated By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Fifth shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. To the extent required under the 1940 Act,

       (i)Article Fifth does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

       (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Fifth unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither "interested persons" of Registrant, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding ("disinterested, non-party trustees"), or (b) an independent legal counsel as expressed in a written opinion; and

       (iii) Registrant will not advance attorneys' fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily-available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Any approval of indemnification pursuant to Article Fifth does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Fifth as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article Fifth also provides that its indemnification provisions are not exclusive.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant, its trustees and officers, Columbia Management Advisors, Inc. ("Columbia"), the other investment companies advised by Columbia, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect Columbia or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

Pursuant to the indemnification agreement dated July 1, 1995, among the Registrant, its transfer agent and Columbia, Registrant, its trustees, officers and employees, its transfer agent and the transfer agent's directors, officers and employees are indemnified by Columbia against any and all losses, liabilities, damages, claims and expenses arising out of any act or omission of the Registrant or its transfer agent performed in conformity with a request of Columbia that the transfer agent and the Registrant deviate from their normal procedures in connection with the issue, redemption or transfer of shares for a client of Columbia.

Registrant, its trustees, officers and each person, if any, who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933 are indemnified by the distributor of Registrant's shares (the "distributor"), pursuant to the terms of the distribution agreement, which governs the distribution of Registrant's shares, against any and all claims, demands, liabilities and expenses (including the costs of investigation or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the registrant, its officers, trustees or any such controlling person, may incur under the 1933 Act or under common law or otherwise, but only to the extent that such liability or expense incurred by the registrant, its officers, trustees, or such controlling person resulting from such claims or demands, shall arise out of or be based upon (i) any untrue, or alleged untrue, statement of a material fact contained in information furnished by the distributor or any affiliate thereof to the registrant or its counsel and used in the registrant's registration statement or shareholder reports, or any omission, or alleged omission, to state a material fact in connection with such information furnished by the distributor or any affiliate thereof to the registrant or its counsel required to be stated in such information or necessary to make such information not misleading, (ii) any untrue statement of a material fact contained in any sales literature prepared by the distributor, or any omission to state a material fact required to be stated therein or necessary to make such sales literature not misleading (except to the extent arising out of information furnished by the registrant to the distributor for use therein),
(iii) any willful misfeasance, bad faith or gross negligence in the performance of the distributor's obligations and duties under the distribution agreement or by reason of its reckless disregard thereof, or (iv) any breach by the distributor of any provision of the distribution agreement.


Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Information regarding the businesses of Columbia Management Advisors, Inc., ("CMA") and its officers and directors is set forth in the Prospectus and in the Statement of Additional Information and is incorporated herein by reference.

Item 27.  PRINCIPAL UNDERWRITER


(a) Columbia Management Distributors, Inc. (CMD), a subsidiary of Columbia Management Advisors, LLC, is the Registrant's principal underwriter. CMD acts in such capacity for each series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII,Liberty Variable Investment Trust, SteinRoe Variable Investment Trust, Columbia Funds Trust VIII, Columbia Funds Trust IX, Columbia Funds Trust XI, Columbia Acorn Trust, Wanger Advisors Trust, Galaxy Fund and for Columbia Balanced Fund,Inc., Columbia Daily Income Company, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund Inc. and Columbia Technology Fund, Inc.


(b) The table below lists each director or officer of the principal underwriter named in the answer to Item 20.

(1)                 (2)                   (3)

                    Position and Offices  Positions and
Name and Principal  with Principal        Offices with
Business Address*   Underwriter           Registrant
------------------  -------------------   --------------

Ahmed, Yakob           V.P.                  None

Aldi, Andrew           V.P.                  None

Anderson, Judith       V.P.                  None

Ash, James             V.P.                  None

Banks, Keith           Director              None

Ballou, Rick           Sr. V.P.              None

Bartlett, John         Managing Director     None

Berretta, Frederick R. Director and          None
                       President,
                       Institutional
                       Distribution

Bozek, James           Sr. V.P.              None

Bradley, Jean M.       V.P.                  None

Brantley, Thomas       Sr. V.P.-Tax          None

Brown, Beth            Sr. V.P.              None

Claiborne, Douglas     Sr. V.P.              None

Climer, Quentin        V.P.                  None

Conley, Brook          V.P.                  None

Davis, W. Keith        Sr. V.P.-Tax          None

DeFao, Michael         Chief Legal Officer   None

Desilets, Marian       V.P.                  None

Devaney, James         Sr. V.P.              None

Dolan, Kevin           V.P.                  None

Donovan, M. Patrick    Chief Compliance      None
                       Officer

Doyle, Matthew         V.P.                  None

Emerson, Kim P.        Sr. V.P.              None

Feldman, David         Managing Director     None

Feloney, Joseph        Sr. V.P.              None

Ferullo, Jeanne        V.P.                  None

Fisher, James          V.P.                  None

Ford, David            V.P.                  None

Froude, Donald         Director and          None
                       President
                       Intermediary
                       Distribution

Gellman, Laura D.      Conficts of Interest  None
                       Officer

Gentile, Russell       V.P.                  None

Goldberg, Matthew      Sr. V.P.              None

Grace, Anthony         V.P.                  None

Gubala, Jeffrey        V.P.                  None

Guenard, Brian         V.P.                  None

Iudice, Jr., Philip    Treasurer and         None
                       Chief Financial
                       Officer

Lynch, Andrew          Managing Director     None

Lynn, Jerry            V.P.                  None

Marcelonis, Sheila     V.P.                  None

Martin, William W.     Operational Risk      None
                       Officer

Miller, Anthony        V.P.                  None

Miller, Gregory M.     V.P.                  None

Moberly, Ann R.        Sr. V.P.              None

Morse, Jonathan        V.P.                  None

Mroz, Gregory S.       Sr. V.P.-Tax          None

Nickodemus, Paul       V.P.                  None

Nigrosh, Diane J.      V.P.                  None

Noack, Robert W.       V.P                   None

Owen, Stephanie        V.P.                  None

Penitsch, Marilyn      V.P.                  None

Piken, Keith           Sr. V.P.              None

Pryor, Elizabeth A.    Secretary             None

Ratto, Gregory         V.P.                  None

Reed, Christopher B.   Sr. V.P.              None

Ross, Gary             Sr. V.P.              None

Sayler, Roger          Director and          None
                       President

Scully-Power, Adam     V.P.                  None

Seller, Gregory        V.P.                  None

Shea, Terence          V.P.                  None

Sideropoulos, Lou      Sr. V.P.              None

Studer, Eric           Sr. V.P.              None

Unckless, Amy L.       Corporate Ombudsman   None

Waldron, Thomas        V.P.                  None

Walsh, Brian           V.P.                  None

Wess, Valerie          Sr. V.P.              None

Wilson, Christopher    Sr. V.P.              President

Winn, Keith            Sr. V.P.              None

Yates, Susan           V.P.                  None

--------------------------
* The address for each individual is One Financial Center, Boston, MA 02111.


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act, as amended, and the Rules thereunder, include Registrant's Secretary, Registrant's investment advisor, Columbia Management Advisors, Inc.; Registrant's principal underwriter, Columbia Management Distributors, Inc.; Registrant's transfer and dividend disbursing agent, Columbia Management Services, Inc.; and the Registrant's custodian, State Street Bank and Trust Company. The address for each person except the Registrant's investment advisor and custodian is One Financial Center, Boston, MA 02111. The address for Columbia Management Advisors, Inc. is 100 Federal Street, Boston, MA 02110. The address for State Street Bank and Trust Company is 2 Avenue DeLafayette, Boston, MA 02111-2900.

ITEM 29. MANAGEMENT SERVICES.

None.

ITEM 30. UNDERTAKINGS.

None.



                               ******************

                                     NOTICE

A copy of the Second Amended and Restated Agreement and Declaration of Trust, as amended, of Columbia Funds Trust IX ("Trust")is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by and officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on this 16th day of September, 2005.



                                COLUMBIA FUNDS TRUST IX

                                   By   /s/CHRISTOPHER L. WILSON
                                        -----------------------------
                                        Christopher L. Wilson
                                        President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



Signature                                  Title                     Date
---------                                  -----                     ----

/s/ CHRISTOPHER L. WILSON     President (chief                September 16, 2005
--------------------------    (executive officer)
    Christopher L. Wilson


/s/ J. KEVIN CONNAUGHTON      Treasurer (principal            September 16, 2005
--------------------------    financial officer)
    J. Kevin Connaughton


/s/ MICHAEL G. CLARKE         Chief Accounting Officer        September 16, 2005
--------------------------    (principal accounting officer)
    Michael G. Clarke


DOUGLAS A. HACKER*                     Trustee
----------------------
Douglas A. Hacker


JANET LANGFORD KELLY*                  Trustee
----------------------
Janet Langford Kelly


RICHARD W. LOWRY*                      Trustee
----------------------
Richard W. Lowry


WILLIAM E. MAYER*                      Trustee       */s/ VINCENT P. PIETROPAOLO
----------------------                               ---------------------------
William E. Mayer                                        Vincent P. Pietropaolo
                                                           Attorney-in-fact
                                                           For each Trustee


DR. CHARLES R. NELSON*                 Trustee             September 16, 2005
----------------------
Dr. Charles R. Nelson


JOHN J. NEUHAUSER*                     Trustee
----------------------
John J. Neuhauser


PATRICK J. SIMPSON*                    Trustee
----------------------
Patrick J. Simpson*

THOMAS E. STITZEL*                     Trustee
----------------------
Thomas E. Stitzel


THOMAS C. THEOBALD*                    Trustee
----------------------
Thomas C. Theobald


ANNE-LEE VERVILLE*                     Trustee
----------------------
Anne-Lee Verville


RICHARD L. WOOLWORTH*                  Trustee
----------------------
Richard L. Woolworth